UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09729

iShares Trust

(Exact name of registrant as specified in charter)

c/o: State Street Bank and Trust Company

100 Summer Street, 4th Floor, Boston, MA 02110

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: October 31, 2022

Date of reporting period: April 30, 2022

Item 1.	Reports to Stockholders.

(a) The Report to Shareholders is attached herewith.

APRIL 30, 2022

2022 Semi-Annual Report (Unaudited)

iShares Trust

•	iShares 0-5 Year TIPS Bond ETF | STIP | NYSE Arca
•	iShares TIPS Bond ETF | TIP | NYSE Arca

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of April 30, 2022 saw the emergence of significant challenges that disrupted the economic recovery and strong financial markets which characterized 2021. The U.S. economy shrank in the first quarter of 2022, ending the run of robust growth which followed reopening and the development of the COVID-19 vaccines. Rapid changes in consumer spending led to supply constraints and elevated inflation, which reached a 40-year high. Moreover, while the foremost effect of Russia’s invasion of Ukraine has been a severe humanitarian crisis, the invasion has presented challenges for both investors and policymakers.

Equity prices were mixed but mostly down, as persistently high inflation drove investors’ expectations for higher interest rates, particularly weighing on relatively high valuation growth stocks and economically sensitive small-capitalization stocks. Overall, small-capitalization U.S. stocks declined, while large-capitalization U.S. stocks were nearly flat. Both emerging market stocks and international equities from developed markets fell significantly, pressured by rising interest rates and a strengthening U.S. dollar.

The 10-year U.S. Treasury yield (which is inversely related to bond prices) rose during the reporting period as increasing inflation drove investors’ expectations for higher interest rates. The corporate bond market also faced inflationary headwinds, and increasing uncertainty led to higher corporate bond spreads (the difference in yield between U.S. Treasuries and similarly-dated corporate bonds).

The U.S. Federal Reserve (the “Fed”), acknowledging that inflation is growing faster than expected, raised interest rates in March 2022, the first increase of this business cycle. Furthermore, the Fed wound down its bond-buying programs and raised the prospect of reversing the flow and reducing its balance sheet. Continued high inflation and the Fed’s new tone led many analysts to anticipate that the Fed will continue to raise interest rates multiple times throughout the year.

Looking ahead, however, the horrific war in Ukraine has significantly clouded the outlook for the global economy, leading to major volatility in energy and metal markets. Sanctions on Russia, Europe’s top energy supplier, and general wartime disruption are likely to drive already-high commodity prices even higher. We believe sharp increases in energy prices will exacerbate inflationary pressure while also constraining economic growth. Combating inflation without stifling a recovery, while buffering against ongoing supply and price shocks amid the ebb and flow of the pandemic, will be an especially challenging environment for setting effective monetary policy. Despite the likelihood of more rate increases on the horizon, we believe the Fed will err on the side of protecting employment, even at the expense of higher inflation.

In this environment, we favor an overweight to equities, as valuations have become more attractive and inflation-adjusted interest rates remain low. Sectors that are better poised to manage the transition to a lower-carbon world, such as technology and healthcare, are particularly attractive in the long term. We favor U.S. equities due to strong earnings momentum, while Japanese equities should benefit from supportive monetary and fiscal policy. We are underweight credit overall, but inflation-protected U.S. Treasuries, Asian fixed income, and emerging market local-currency bonds offer potential opportunities for additional yield. We believe that international diversification and a focus on sustainability and quality can help provide portfolio resilience.

Overall, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of April 30, 2022

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	(9.65)%	0.21%

U.S. small cap equities (Russell 2000® Index)	(18.38)	(16.87)

International equities (MSCI Europe, Australasia, Far East Index)	(11.80)	(8.15)

Emerging market equities (MSCI Emerging Markets Index)	(14.15)	(18.33)

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.07	0.08

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(10.29)	(8.86)

U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	(9.47)	(8.51)

Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	(7.90)	(7.88)

U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	(7.40)	(5.22)

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Fund Summary as of April 30, 2022	iShares® 0-5 Year TIPS Bond ETF

Investment Objective

The iShares 0-5 Year TIPS Bond ETF (the “Fund”) seeks to track the investment results of an index composed of inflation-protected U.S. Treasury bonds with remaining maturities of less than five years, as represented by the Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) 0-5 Years Index (Series-L) (the “Index”) (formerly the Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) 0-5 Years Index (Series-L)). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	0.13%	3.01%	3.14%	1.64%	3.01%	16.72%	17.68%

Fund Market	0.11	2.95	3.14	1.64	2.95	16.73	17.68

Index	0.16	3.03	3.11	1.69	3.03	16.56	18.23

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 6 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (11/01/21)	Ending Account Value (04/30/22)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/21)	Ending Account Value (04/30/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,001.30	$ 0.20		$ 1,000.00	$ 1,024.60	$ 0.20		0.04%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” for more information.

Portfolio Information

ALLOCATION BY MATURITY

Maturity	Percent of Total Investments	(a)
0-1 Year	23.7%
1-2 Years	10.1
2-3 Years	30.8
3-4 Years	14.5
4-5 Years	20.0
5-6 Years	0.9

(a)	Excludes money market funds.

FIVE LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
U.S. Treasury Inflation-Indexed Bonds, 0.13%, 04/15/25	13.3%
U.S. Treasury Inflation-Indexed Bonds, 0.63%, 04/15/23	9.7
U.S. Treasury Inflation-Indexed Bonds, 0.13%, 10/15/24	8.6
U.S. Treasury Inflation-Indexed Bonds, 0.13%, 01/15/23	8.2
U.S. Treasury Inflation-Indexed Bonds, 0.13%, 04/15/26	7.2

4	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of April 30, 2022	iShares® TIPS Bond ETF

Investment Objective

The iShares TIPS Bond ETF (the “Fund”) seeks to track the investment results of an index composed of inflation-protected U.S. Treasury bonds, as represented by the Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) (the “Index”) (formerly the Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	(4.01)%	0.50%	3.69%	2.12%	0.50%	19.87%	23.29%

Fund Market	(3.98)	0.47	3.71	2.12	0.47	19.98	23.34

Index	(3.85)	0.75	3.88	2.27	0.75	20.95	25.17

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 6 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (11/01/21)	Ending Account Value (04/30/22)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/21)	Ending Account Value (04/30/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 959.90	$ 0.87		$ 1,000.00	$ 1,023.90	$ 0.90		0.18%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” for more information.

Portfolio Information

ALLOCATION BY MATURITY

Maturity	Percent of Total Investments	(a)
0-1 Year	2.0%
1-5 Years	47.2
5-10 Years	34.9
15-20 Years	3.2
More than 20 Years	12.7

(a)	Excludes money market funds.

FIVE LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
U.S. Treasury Inflation-Indexed Bonds, 0.63%, 01/15/26	7.4%
U.S. Treasury Inflation-Indexed Bonds, 0.13%, 01/15/30	6.5
U.S. Treasury Inflation-Indexed Bonds, 0.13%, 04/15/25	6.3
U.S. Treasury Inflation-Indexed Bonds, 0.50%, 04/15/24	5.7
U.S. Treasury Inflation-Indexed Bonds, 0.13%, 01/15/31	3.7

F U N D S U M M A R Y	5

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2) ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.

The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in a Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

6	2022 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) April 30, 2022	iShares® 0-5 Year TIPS Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations

U.S. Government Obligations — 99.0%
U.S. Treasury Inflation-Indexed Bonds 0.13%, 07/15/22	$669,704	$681,910,450
0.13%, 01/15/23	936,002	962,058,692
0.13%, 07/15/24	676,320	703,457,843
0.13%, 10/15/24	975,472	1,011,232,599
0.13%, 04/15/25	1,506,931	1,557,984,870
0.13%, 10/15/25	570,664	590,497,851
0.13%, 04/15/26	826,543	851,097,327
0.13%, 07/15/26	648,425	670,195,311
0.13%, 10/15/26	765,459	789,306,270
0.13%, 04/15/27	344,835	353,975,271
0.25%, 01/15/25	338,686	351,830,917
0.38%, 07/15/25	119,690	125,151,611
0.38%, 01/15/27	521,285	542,277,492
0.38%, 07/15/27	103,194	107,827,795
0.50%, 04/15/24	351,732	366,665,041
0.63%, 04/15/23	1,107,791	1,145,035,597
0.63%, 01/15/24	779,398	813,007,727
0.63%, 01/15/26	133,537	140,379,800

		11,763,892,464

Total U.S. Government Obligations — 99.0% (Cost: $11,929,196,151)		11,763,892,464

Security	Shares (000)	Value

Short-Term Investments

Money Market Funds — 4.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.34%(a)(b)	474,490	$474,490,000

Total Short-Term Investments — 4.0% (Cost: $ 474,490,000)		474,490,000

Total Investments in Securities — 103.0% (Cost: $ 12,403,686,151)		12,238,382,464

Other Assets, Less Liabilities — (3.0)%		(360,894,477)

Net Assets — 100.0%		$11,877,487,987

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/22	Shares Held at 04/30/22 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$558,699,039	$—	$(84,209,039	)(a)	$—	$—	$474,490,000	474,490	$30,942	(b)	$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
U.S. Government Obligations	$—	$11,763,892,464	$—	$11,763,892,464
Money Market Funds	474,490,000	—	—	474,490,000

	$474,490,000	$11,763,892,464	$—	$12,238,382,464

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	7

Schedule of Investments (unaudited) April 30, 2022	iShares® TIPS Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations

U.S. Government Obligations — 99.0%
U.S. Treasury Inflation-Indexed Bonds 0.13%, 01/15/23	$194,085	$199,487,821
0.13%, 07/15/24	760,449	790,961,786
0.13%, 10/15/24	1,051,083	1,089,614,934
0.13%, 04/15/25	1,943,046	2,008,875,053
0.13%, 10/15/25	338,335	350,094,084
0.13%, 04/15/26	899,239	925,953,112
0.13%, 07/15/26	874,130	903,478,127
0.13%, 10/15/26	930,770	959,767,133
0.13%, 04/15/27	628,633	645,296,556
0.13%, 01/15/30	2,038,000	2,070,658,455
0.13%, 07/15/30	1,043,024	1,062,727,614
0.13%, 01/15/31	1,153,906	1,171,685,189
0.13%, 07/15/31	750,407	763,281,353
0.13%, 01/15/32	933,619	947,843,113
0.13%, 02/15/51	700,954	643,338,869
0.13%, 02/15/52	230,327	213,140,743
0.25%, 01/15/25	771,898	801,856,720
0.25%, 07/15/29	170,752	176,093,986
0.25%, 02/15/50	65,071	61,519,362
0.38%, 07/15/23	541,753	562,571,666
0.38%, 07/15/25	50,798	53,116,197
0.38%, 01/15/27	1,016,159	1,057,081,118
0.38%, 07/15/27	863,158	901,915,931
0.50%, 04/15/24	1,733,451	1,807,044,968
0.50%, 01/15/28	739,966	773,204,059
0.63%, 04/15/23	418,099	432,155,527
0.63%, 01/15/24	328,853	343,033,901
0.63%, 01/15/26	2,237,882	2,352,559,811
0.63%, 02/15/43	153,696	157,726,555
0.75%, 07/15/28	475,656	506,712,895
0.75%, 02/15/42	530,031	560,034,908
0.75%, 02/15/45	968,578	1,015,317,374
0.88%, 01/15/29	707,645	757,753,426
0.88%, 02/15/47	217,667	236,903,597

Security	Par/ Shares (000)	Value

U.S. Government Obligations (continued)
1.00%, 02/15/46	$451,244	$500,434,876
1.00%, 02/15/48	207,398	233,540,602
1.00%, 02/15/49	131,485	149,535,375
1.38%, 02/15/44	691,431	817,299,955
1.75%, 01/15/28	625,870	698,929,817
2.00%, 01/15/26	285,823	315,225,552
2.13%, 02/15/40	220,065	289,788,774
2.13%, 02/15/41	128,384	169,466,869
2.50%, 01/15/29	409,691	483,377,591
3.63%, 04/15/28	224,618	277,003,464
3.88%, 04/15/29	347,227	443,792,070
U.S. Treasury Note/Bond 0.75%, 05/31/26	2,666	2,440,015
1.25%, 04/30/28	833	754,386
1.88%, 02/15/51	86	67,389
2.38%, 05/15/51	260	228,881

		31,684,691,559

Total U.S. Government Obligations — 99.0% (Cost: $33,298,325,987)		31,684,691,559

Short-Term Investments

Money Market Funds — 0.9%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.34%(a)(b)	282,430	282,430,000

Total Short-Term Investments — 0.9% (Cost: $282,430,000)		282,430,000

Total Investments in Securities — 99.9% (Cost: $33,580,755,987)		31,967,121,559

Other Assets, Less Liabilities — 0.1%		44,065,218

Net Assets — 100.0%		$32,011,186,777

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/22	Shares Held at 04/30/22 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$1,004,366,960	$—	$(721,936,960	)(a)	$—	$—	$282,430,000	282,430	$329,191	(b)	$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

8	2022 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® TIPS Bond ETF

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
U.S. Government Obligations	$—	$31,684,691,559	$—	$31,684,691,559
Money Market Funds	282,430,000	—	—	282,430,000

	$282,430,000	$31,684,691,559	$—	$31,967,121,559

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	9

Statements of Assets and Liabilities  (unaudited)

April 30, 2022

	iShares 0-5 Year TIPS Bond ETF	iShares TIPS Bond ETF

ASSETS
Investments in securities, at value:
Unaffiliated(a)	$11,763,892,464	$31,684,691,559
Affiliated(b)	474,490,000	282,430,000
Cash	4,002	7,395
Receivables:
Investments sold	—	485,795,148
Securities lending income — Affiliated	1,051	941
Capital shares sold	8,484,755	1,318,170
Dividends	1,108	65,800
Interest	4,464,597	32,864,366

Total assets	12,251,337,977	32,487,173,379

LIABILITIES
Payables:
Investments purchased	373,571,298	470,921,476
Investment advisory fees	278,692	5,065,126

Total liabilities	373,849,990	475,986,602

NET ASSETS	$11,877,487,987	$32,011,186,777

NET ASSETS CONSIST OF:
Paid-in capital	$11,960,826,678	$33,110,775,249
Accumulated loss	(83,338,691)	(1,099,588,472)

NET ASSETS	$11,877,487,987	$32,011,186,777

Shares outstanding	114,000,000	264,600,000

Net asset value	$104.19	$120.98

Shares authorized	Unlimited	Unlimited

Par value	None	None

(a) Investments, at cost — Unaffiliated	$11,929,196,151	$33,298,325,987
(b) Investments, at cost — Affiliated	$474,490,000	$282,430,000

See notes to financial statements.

10	2022 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations  (unaudited)

Six Months Ended April 30, 2022

	iShares 0-5 Year TIPS Bond ETF	iShares TIPS Bond ETF

INVESTMENT INCOME
Dividends — Affiliated	$6,903	$91,831
Interest — Unaffiliated(a)	245,764,427	972,512,670
Securities lending income — Affiliated — net	24,039	237,360

Total investment income	245,795,369	972,841,861

EXPENSES
Investment advisory fees	1,713,926	32,874,051
Professional fees	217	217

Total expenses	1,714,143	32,874,268

Net investment income	244,081,226	939,967,593

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(7,512,368)	(30,262,628)
In-kind redemptions — Unaffiliated	14,711,143	332,820,672

Net realized gain	7,198,775	302,558,044

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	(265,601,640)	(2,717,928,633)

Net change in unrealized appreciation (depreciation)	(265,601,640)	(2,717,928,633)

Net realized and unrealized loss	(258,402,865)	(2,415,370,589)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(14,321,639)	$(1,475,402,996)

(a)	Includes net inflationary and deflationary adjustments to income. See Note 4 of the Notes to Financial Statements.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	11

Statements of Changes in Net Assets

	iShares 0-5 Year TIPS Bond ETF		iShares TIPS Bond ETF
	Six Months Ended 04/30/22 (unaudited)	Year Ended 10/31/21	Six Months Ended 04/30/22 (unaudited)	Year Ended 10/31/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$244,081,226	$205,532,661	$939,967,593	$1,099,103,928
Net realized gain	7,198,775	39,866,814	302,558,044	824,140,987
Net change in unrealized appreciation (depreciation)	(265,601,640)	46,409,311	(2,717,928,633)	(129,747,390)

Net increase (decrease) in net assets resulting from operations	(14,321,639)	291,808,786	(1,475,402,996)	1,793,497,525

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(173,318,048)	(209,931,933)	(728,513,059)	(1,131,771,551)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	4,569,435,451	4,572,586,705	(1,653,532,468)	11,250,572,331

NET ASSETS
Total increase (decrease) in net assets	4,381,795,764	4,654,463,558	(3,857,448,523)	11,912,298,305
Beginning of period	7,495,692,223	2,841,228,665	35,868,635,300	23,956,336,995

End of period	$11,877,487,987	$7,495,692,223	$32,011,186,777	$35,868,635,300

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

12	2022 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

		iShares 0-5 Year TIPS Bond ETF
	Six Months Ended 04/30/22 (unaudited)		Year Ended 10/31/21	Year Ended 10/31/20	Year Ended 10/31/19	Year Ended 10/31/18	Year Ended 10/31/17

Net asset value, beginning of period	$105.95		$103.32	$100.17	$98.21	$100.52	$101.05

Net investment income(a)	2.70		4.52	1.62	2.05	2.61	1.50
Net realized and unrealized gain (loss)(b)		(2.58)	2.17	2.85	2.02	(2.22)	(0.92)

Net increase from investment operations	0.12		6.69	4.47	4.07	0.39	0.58

Distributions(c)
From net investment income		(1.88)	(4.06)	(1.32)	(2.11)	(2.70)	(1.11)

Total distributions		(1.88)	(4.06)	(1.32)	(2.11)	(2.70)	(1.11)

Net asset value, end of period	$104.19		$105.95	$103.32	$100.17	$98.21	$100.52

Total Return(d)
Based on net asset value	0.13	%(e)	6.55%	4.49%	4.17%	0.39%	0.58%

Ratios to Average Net Assets(f)
Total expenses	0.04	%(g)	0.05%	0.06%	0.06%	0.06%	0.09%

Net investment income	5.18	%(g)	4.28%	1.59%	2.07%	2.62%	1.49%

Supplemental Data
Net assets, end of period (000)	$11,877,488		$7,495,692	$2,841,229	$2,343,861	$2,199,887	$1,326,873

Portfolio turnover rate(h)	13	%(e)	36%	72%	58%	40%	27%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	13

Financial Highlights  (continued)

(For a share outstanding throughout each period)

		iShares TIPS Bond ETF
	Six Months Ended 04/30/22 (unaudited)		Year Ended 10/31/21	Year Ended 10/31/20	Year Ended 10/31/19	Year Ended 10/31/18	Year Ended 10/31/17

Net asset value, beginning of period	$128.61		$125.29	$116.11	$108.83	$113.73	$115.74

Net investment income(a)	3.31		4.90	1.56	2.11	3.14	2.14
Net realized and unrealized gain (loss)(b)		(8.38)	3.33	8.87	7.41	(4.63)	(2.41)

Net increase (decrease) from investment operations		(5.07)	8.23	10.43	9.52	(1.49)	(0.27)

Distributions(c)
From net investment income		(2.56)	(4.91)	(1.25)	(2.24)	(3.41)	(1.74)

Total distributions		(2.56)	(4.91)	(1.25)	(2.24)	(3.41)	(1.74)

Net asset value, end of period	$120.98		$128.61	$125.29	$116.11	$108.83	$113.73

Total Return(d)
Based on net asset value	(4.01	)%(e)	6.67%	9.02%	8.80%	(1.36)%	(0.23)%

Ratios to Average Net Assets(f)
Total expenses	0.18	%(g)	0.19%	0.19%	0.19%	0.19%	0.20%

Net investment income	5.28	%(g)	3.84%	1.29%	1.87%	2.80%	1.88%

Supplemental Data
Net assets, end of period (000)	$32,011,187		$35,868,635	$23,956,337	$20,436,063	$22,223,190	$23,633,497

Portfolio turnover rate(h)	12	%(e)	34%	53%	17%	21%	32%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

14	2022 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):

iShares ETF	Diversification Classification

0-5 Year TIPS Bond	Diversified
TIPS Bond	Diversified

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price

N O T E S T O F I N A N C I A L S T A T E M E N T S	15

Notes to Financial Statements  (unaudited) (continued)

is not available, the investment will be valued by the Global Valuation Committee, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Inflation-Indexed Bonds: Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond is included as interest income in the Statements of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds.

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:

16	2022 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

Effective January 5, 2022, for its investment advisory services to the iShares 0-5 Year TIPS Bond ETF, BFA is entitled to an annual investment advisory fee of 0.03%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund. Prior to January 5, 2022, for its investment advisory services to the Fund, BFA was entitled to an annual investment advisory fee of 0.05%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund.

For its investment advisory services to the iShares TIPS Bond ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee
First $121 billion	0.2000%
Over $121 billion, up to and including $181 billion	0.1900
Over $181 billion, up to and including $231 billion	0.1805
Over $231 billion, up to and including $281 billion	0.1715
Over $281 billion	0.1630

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income — affiliated — net in its Statements of Operations. For the six months ended April 30, 2022, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC
0-5 Year TIPS Bond	$10,496
TIPS Bond	80,839

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

N O T E S T O F I N A N C I A L S T A T E M E N T S	17

Notes to Financial Statements  (unaudited) (continued)

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends — affiliated in the Statements of Operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

6. PURCHASES AND SALES

For the six months ended April 30, 2022, purchases and sales of investments, excluding short-term investments and in-kind transactions, were as follows:

	U.S. Government Securities
iShares ETF	Purchases	Sales
0-5 Year TIPS Bond	$1,460,597,299	$1,214,474,121
TIPS Bond	4,141,064,516	5,087,878,699

For the six months ended April 30, 2022, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
0-5 Year TIPS Bond	$5,088,018,738	$575,877,232
TIPS Bond	6,479,502,419	8,109,514,951

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2022, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of October 31, 2021, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring
TIPS Bond	$21,909,055

As of April 30, 2022, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
0-5 Year TIPS Bond	$12,403,937,135	$25,612,728	$(191,167,399)	$(165,554,671)
TIPS Bond	33,591,520,920	23,074,005	(1,647,473,366)	(1,624,399,361)

8.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the

18	2022 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.

An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. Although vaccines have been developed and approved for use by various governments, the duration of this pandemic and its effects cannot be determined with certainty.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Funds may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a Fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates ceased to be published or no longer are representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

9.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 04/30/22		Year Ended 10/31/21
iShares ETF	Shares	Amount	Shares	Amount

0-5 Year TIPS Bond
Shares sold	48,800,000	$5,152,957,307	50,850,000	$5,376,211,278
Shares redeemed	(5,550,000)	(583,521,856)	(7,600,000)	(803,624,573)

Net increase	43,250,000	$4,569,435,451	43,250,000	$4,572,586,705

TIPS Bond
Shares sold	51,200,000	$6,519,177,153	154,000,000	$19,686,505,282
Shares redeemed	(65,500,000)	(8,172,709,621)	(66,300,000)	(8,435,932,951)

Net increase (decrease)	(14,300,000)	$(1,653,532,468)	87,700,000	$11,250,572,331

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

N O T E S T O F I N A N C I A L S T A T E M E N T S	19

Notes to Financial Statements  (unaudited) (continued)

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.

10.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

20	2022 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statement Regarding Liquidity Risk Management Program (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares 0-5 Year TIPS Bond ETF and iShares TIPS Bond ETF (the “Funds” or “ETFs”), each a series of the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.

The Board of Trustees (the “Board”) of the Trust, on behalf of the Funds, met on December 9, 2021 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2020 through September 30, 2021 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish each Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays and the imposition of capital controls in certain non-U.S. countries.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing each Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure, with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size (“RATS”). The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. While the ETFs generally do not engage in borrowing, certain of the ETFs have the flexibility to draw on a line of credit to meet redemption requests or facilitate settlements.

d)

The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs and reviewed any persistent deviations from long-term averages.

e)

The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.

As part of BlackRock’s continuous review of the effectiveness of the Program, the Committee made the following material changes to the Program: (1) updates to certain model components in the Program’s methodology; and (2) certain iShares Funds entered into a $800 million credit agreement with a group of lenders that replaced a previous liquidity facility. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

S T A T E M E N T R E G A R D I N G L I Q U I D I T Y R I S K M A N A G E M E N T P R O G R A M	21

Supplemental Information  (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

April 30, 2022

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital		Total Per Share

0-5 Year TIPS Bond(a)	$1.881838	$—	$0.000848	$1.882686	100%	—%	0	%(b)	100%
TIPS Bond	2.560143	—	—	2.560143	100	—	—		100

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

(b)	Rounds to less than 1%.

22	2022 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

General Information

Electronic Delivery

Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

G E N E R A L I N F O R M A T I O N	23

Want to know more?

iShares.com     |     1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Bloomberg Index Services Limited, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2022 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-1001-0422

APRIL 30, 2022

2022 Semi-Annual Report (Unaudited)

iShares Trust

•	iShares 1-3 Year International Treasury Bond ETF | ISHG | NASDAQ

•	iShares International Treasury Bond ETF | IGOV | NASDAQ

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of April 30, 2022 saw the emergence of significant challenges that disrupted the economic recovery and strong financial markets which characterized 2021. The U.S. economy shrank in the first quarter of 2022, ending the run of robust growth which followed reopening and the development of the COVID-19 vaccines. Rapid changes in consumer spending led to supply constraints and elevated inflation, which reached a 40-year high. Moreover, while the foremost effect of Russia’s invasion of Ukraine has been a severe humanitarian crisis, the invasion has presented challenges for both investors and policymakers.

Equity prices were mixed but mostly down, as persistently high inflation drove investors’ expectations for higher interest rates, particularly weighing on relatively high valuation growth stocks and economically sensitive small-capitalization stocks. Overall, small-capitalization U.S. stocks declined, while large-capitalization U.S. stocks were nearly flat. Both emerging market stocks and international equities from developed markets fell significantly, pressured by rising interest rates and a strengthening U.S. dollar.

The 10-year U.S. Treasury yield (which is inversely related to bond prices) rose during the reporting period as increasing inflation drove investors’ expectations for higher interest rates. The corporate bond market also faced inflationary headwinds, and increasing uncertainty led to higher corporate bond spreads (the difference in yield between U.S. Treasuries and similarly-dated corporate bonds).

The U.S. Federal Reserve (the “Fed”), acknowledging that inflation is growing faster than expected, raised interest rates in March 2022, the first increase of this business cycle. Furthermore, the Fed wound down its bond-buying programs and raised the prospect of reversing the flow and reducing its balance sheet. Continued high inflation and the Fed’s new tone led many analysts to anticipate that the Fed will continue to raise interest rates multiple times throughout the year.

Looking ahead, however, the horrific war in Ukraine has significantly clouded the outlook for the global economy, leading to major volatility in energy and metal markets. Sanctions on Russia, Europe’s top energy supplier, and general wartime disruption are likely to drive already-high commodity prices even higher. We believe sharp increases in energy prices will exacerbate inflationary pressure while also constraining economic growth. Combating inflation without stifling a recovery, while buffering against ongoing supply and price shocks amid the ebb and flow of the pandemic, will be an especially challenging environment for setting effective monetary policy. Despite the likelihood of more rate increases on the horizon, we believe the Fed will err on the side of protecting employment, even at the expense of higher inflation.

In this environment, we favor an overweight to equities, as valuations have become more attractive and inflation-adjusted interest rates remain low. Sectors that are better poised to manage the transition to a lower-carbon world, such as technology and healthcare, are particularly attractive in the long term. We favor U.S. equities due to strong earnings momentum, while Japanese equities should benefit from supportive monetary and fiscal policy. We are underweight credit overall, but inflation-protected U.S. Treasuries, Asian fixed income, and emerging market local-currency bonds offer potential opportunities for additional yield. We believe that international diversification and a focus on sustainability and quality can help provide portfolio resilience.

Overall, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of April 30, 2022

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	(9.65)%	0.21%

U.S. small cap equities (Russell 2000® Index)	(18.38)	(16.87)

International equities (MSCI Europe, Australasia, Far East Index)	(11.80)	(8.15)

Emerging market equities (MSCI Emerging Markets Index)	(14.15)	(18.33)

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.07	0.08

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(10.29)	(8.86)

U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	(9.47)	(8.51)

Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	(7.90)	(7.88)

U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	(7.40)	(5.22)

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Fund Summary as of April 30, 2022	iShares® 1-3 Year International Treasury Bond ETF

Investment Objective

The iShares 1-3 Year International Treasury Bond ETF (the “Fund”) seeks to track the investment results of an index composed of non-U.S. developed market government bonds with remaining maturities between one and three years, as represented by the FTSE World Government Bond Index – Developed Markets 1-3 Years Capped Select Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	(10.00)%	(13.33)%	(1.41)%	(2.60)%	(13.33)%	(6.85)%	(23.18)%

Fund Market	(9.93)	(13.17)	(1.40)	(2.73)	(13.17)	(6.82)	(24.18)

Index	(9.79)	(12.93)	(1.21)	(2.35)	(12.93)	(5.92)	(21.13)

Index performance through August 31, 2020 reflects the performance of the S&P International Sovereign Ex-U.S. 1-3 Year Bond Index. Index performance beginning on September 1, 2020 reflects the performance of the FTSE World Government Bond Index – Developed Markets 1-3 Years Capped Select Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 6 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (11/01/21)	Ending Account Value (04/30/22)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/21)	Ending Account Value (04/30/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$1,000.00	$900.00	$1.65		$1,000.00	$1,023.10	$1.76		0.35%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Rating*	Percent of Total Investments	(a)
Aaa	35.4%
Aa	23.7
A	24.2
Baa	14.5
Not Rated	2.2

TEN LARGEST GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)
Japan	13.6%
Italy	10.7
Germany	8.8
France	8.8
Spain	5.4
Canada	4.6
Austria	4.6
Ireland	4.6
United Kingdom	4.6
Belgium	4.6

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

4	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of April 30, 2022	iShares® International Treasury Bond ETF

Investment Objective

The iShares International Treasury Bond ETF (the “Fund”) seeks to track the investment results of an index composed of non-U.S. developed market government bonds, as represented by the FTSE World Government Bond Index - Developed Markets Capped Select Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	(15.48)%	(18.39)%	(1.34)%	(0.96)%	(18.39)%	(6.54)%	(9.21)%

Fund Market	(15.70)	(18.43)	(1.39)	(1.01)	(18.43)	(6.76)	(9.70)

Index	(15.25)	(17.98)	(0.95)	(0.59)	(17.98)	(4.66)	(5.73)

Index performance through August 31, 2020 reflects the performance of the S&P International Sovereign Ex-U.S. Bond Index. Index performance beginning on September 1, 2020 reflects the performance of the FTSE World Government Bond Index – Developed Markets Capped Select Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 6 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (11/01/21)	Ending Account Value (04/30/22)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/21)	Ending Account Value (04/30/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$1,000.00	$845.20	$1.60		$1,000.00	$1,023.10	$1.76		0.35%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Rating*	Percent of Total Investments	(a)

Aaa	35.7%
Aa	26.2
A	26.0
Baa	11.8
Not Rated	0.3

TEN LARGEST GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)

Japan	16.6%
France	8.1
Italy	7.3
Germany	5.9
Spain	4.7
United Kingdom	4.7
Singapore	4.7
Canada	4.6
Austria	4.6
Netherlands	4.6

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

F U N D S U M M A R Y	5

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2) ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.

The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in a Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

6	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) April 30, 2022	iShares® 1-3 Year International Treasury Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Foreign Government Obligations

Australia — 4.5%
Australia Government Bond 0.25%, 11/21/24(a)	AUD	1,910	$1,270,541
2.75%, 04/21/24(a)	AUD	1,120	795,728
3.25%, 04/21/25(a)	AUD	1,360	974,313

			3,040,582

Austria — 4.6%
Republic of Austria Government Bond 0.00%, 07/15/23(b)(c)	EUR	530	559,236
0.00%, 07/15/24(c)	EUR	660	690,934
0.00%, 04/20/25(b)(c)	EUR	430	445,418
1.65%, 10/21/24(b)	EUR	590	641,653
1.75%, 10/20/23(b)	EUR	710	767,440

			3,104,681

Belgium — 4.5%
Kingdom of Belgium Government Bond 0.20%, 10/22/23(b)	EUR	647	684,055
0.50%, 10/22/24(b)	EUR	730	770,807
2.25%, 06/22/23(a)	EUR	632	684,730
2.60%, 06/22/24(b)	EUR	858	948,413

			3,088,005

Canada — 4.6%
Canadian Government Bond 0.25%, 05/01/23	CAD	316	240,530
0.25%, 08/01/23	CAD	300	227,058
0.25%, 04/01/24	CAD	470	349,687
0.50%, 11/01/23	CAD	290	218,977
0.75%, 02/01/24	CAD	370	278,814
1.25%, 03/01/25	CAD	190	142,039
1.50%, 06/01/23	CAD	350	269,484
1.50%, 05/01/24	CAD	200	152,143
1.50%, 09/01/24	CAD	318	241,117
1.50%, 04/01/25	CAD	170	127,756
2.00%, 09/01/23	CAD	540	417,443
2.25%, 03/01/24	CAD	150	116,013
2.50%, 06/01/24	CAD	190	147,434
0.75%, 10/01/24	CAD	240	178,463

			3,106,958

Denmark — 2.8%
Denmark Government Bond 0.00%, 11/15/24(c)	DKK	6,360	886,172
1.50%, 11/15/23	DKK	7,170	1,037,897

			1,924,069

Finland — 3.3%
Finland Government Bond 0.00%, 09/15/23(b)(c)	EUR	850	895,596
0.00%, 09/15/24(b)(c)	EUR	527	549,593
2.00%, 04/15/24(b)	EUR	720	784,128

			2,229,317

France — 8.7%
French Republic Government Bond OAT 0.00%, 02/25/24(a)(c)	EUR	625	655,981
0.00%, 03/25/24(a)(c)	EUR	650	681,260
0.00%, 02/25/25(a)(c)	EUR	170	176,078
0.00%, 03/25/25(a)(c)	EUR	890	922,193
1.75%, 05/25/23(a)	EUR	830	892,771
1.75%, 11/25/24(a)	EUR	650	706,495
2.25%, 05/25/24(a)	EUR	840	919,744

Security		Par (000)	Value

France (continued)
4.25%, 10/25/23(a)	EUR	770	$861,700
8.50%, 04/25/23(a)	EUR	75	85,783

			5,902,005

Germany — 8.7%
Bundesobligation 0.00%, 10/13/23(a)(c)	EUR	400	422,174
0.00%, 04/05/24(a)(c)	EUR	480	503,809
0.00%, 10/18/24(a)(c)	EUR	420	438,746
0.00%, 04/11/25(a)(c)	EUR	330	343,312
Bundesrepublik Deutschland Bundesanleihe 0.50%, 02/15/25(a)	EUR	539	569,630
1.00%, 08/15/24(a)	EUR	410	438,849
1.50%, 05/15/23(a)	EUR	450	482,879
1.50%, 05/15/24(a)	EUR	410	443,053
1.75%, 02/15/24(a)	EUR	415	449,826
2.00%, 08/15/23(a)	EUR	480	519,987
6.25%, 01/04/24(a)	EUR	270	313,716
Bundesschatzanweisungen 0.00%, 06/16/23(a)(c)	EUR	220	232,442
0.00%, 09/15/23(a)(c)	EUR	238	251,141
0.00%, 12/15/23(a)(c)	EUR	190	200,050
0.00%, 03/15/24(c)	EUR	290	304,397

			5,914,011

Ireland — 4.6%
Ireland Government Bond 3.40%, 03/18/24(a)	EUR	1,100	1,226,243
5.40%, 03/13/25	EUR	1,560	1,868,224

			3,094,467

Israel — 4.4%
Israel Government Bond - Fixed 0.15%, 07/31/23	ILS	2,470	731,068
0.40%, 10/31/24	ILS	1,570	456,144
1.50%, 11/30/23	ILS	2,766	831,253
3.75%, 03/31/24	ILS	3,020	943,187

			2,961,652

Italy — 10.6%
Italy Buoni Poliennali Del Tesoro 0.00%, 11/29/23(a)(c)	EUR	180	187,911
0.00%, 01/15/24(a)(c)	EUR	280	291,709
0.00%, 01/30/24(a)(c)	EUR	220	229,088
0.00%, 04/15/24(a)(c)	EUR	300	310,700
0.00%, 08/15/24(a)(c)	EUR	250	256,991
0.00%, 12/15/24(a)(c)	EUR	90	91,662
0.30%, 08/15/23(a)	EUR	370	390,437
0.35%, 02/01/25(a)	EUR	330	338,992
0.60%, 06/15/23(a)	EUR	250	265,236
0.65%, 10/15/23(a)	EUR	400	423,094
1.45%, 11/15/24(a)	EUR	240	254,016
1.75%, 07/01/24(a)	EUR	340	363,568
1.85%, 05/15/24(a)	EUR	290	311,265
2.45%, 10/01/23(a)	EUR	370	401,608
2.50%, 12/01/24(a)	EUR	470	511,782
3.75%, 09/01/24(a)	EUR	390	436,495
4.50%, 05/01/23(a)	EUR	320	352,502
4.50%, 03/01/24(a)	EUR	430	484,253
4.75%, 08/01/23(b)	EUR	320	356,492
5.00%, 03/01/25(b)	EUR	600	697,862
9.00%, 11/01/23(a)	EUR	180	213,848

			7,169,511

S C H E D U L E O F I N V E S T M E N T S	7

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® 1-3 Year International Treasury Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Japan — 13.5%
Japan Government Five Year Bond 0.10%, 06/20/23	JPY	69,800	$538,962
0.10%, 09/20/23	JPY	20,000	154,492
0.10%, 12/20/23	JPY	45,350	350,436
0.10%, 03/20/24	JPY	114,500	885,076
0.10%, 06/20/24	JPY	42,650	329,717
0.10%, 09/20/24	JPY	39,850	308,157
0.10%, 12/20/24	JPY	84,950	657,259
0.10%, 03/20/25	JPY	41,550	321,553
Japan Government Ten Year Bond 0.40%, 03/20/25	JPY	53,300	416,042
0.50%, 09/20/24	JPY	33,600	262,301
0.60%, 09/20/23	JPY	6,050	47,057
0.60%, 12/20/23	JPY	60,000	467,424
0.60%, 03/20/24	JPY	73,350	572,314
0.60%, 06/20/24	JPY	25,350	198,061
0.80%, 06/20/23	JPY	23,200	180,560
0.80%, 09/20/23	JPY	47,150	367,743
Japan Government Twenty Year Bond 1.80%, 06/20/23	JPY	11,600	91,296
1.90%, 09/20/23	JPY	12,000	95,005
1.90%, 12/20/23	JPY	13,000	103,408
2.10%, 09/20/24	JPY	14,400	116,656
2.40%, 06/20/24	JPY	6,550	53,117
Japan Government Two Year Bond 0.00%, 05/01/23(c)	JPY	26,250	202,453
0.00%, 06/01/23(c)	JPY	13,450	103,739
0.00%, 07/01/23(c)	JPY	12,100	93,332
0.00%, 08/01/23(c)	JPY	32,950	254,170
0.00%, 09/01/23(c)	JPY	46,700	360,253
0.00%, 10/01/23(c)	JPY	53,900	415,812
0.00%, 11/01/23(c)	JPY	17,450	134,625
0.00%, 12/01/23(c)	JPY	35,100	270,803
0.00%, 01/01/24(c)	JPY	21,000	162,024
0.00%, 02/01/24(c)	JPY	20,250	156,244
0.00%, 04/01/24(c)	JPY	61,200	472,231

			9,142,322

Netherlands — 4.5%
Netherlands Government Bond 0.00%, 01/15/24(b)(c)	EUR	880	924,921
1.75%, 07/15/23(b)	EUR	990	1,068,318
2.00%, 07/15/24(b)	EUR	1,000	1,092,295

			3,085,534

Norway — 4.4%
Norway Government Bond 1.75%, 03/13/25(b)	NOK	7,370	769,267
2.00%, 05/24/23(b)	NOK	11,038	1,179,665
3.00%, 03/14/24(b)	NOK	9,580	1,034,671

			2,983,603

Singapore — 3.4%
Singapore Government Bond
2.00%, 02/01/24	SGD	1,152	832,760

Security		Par/ Shares (000)	Value

Singapore (continued)
2.75%, 07/01/23	SGD	930	$679,543
3.00%, 09/01/24	SGD	1,048	772,699

			2,285,002

Spain — 5.4%
Spain Government Bond 0.00%, 04/30/23(c)	EUR	340	358,930
0.00%, 05/31/24(c)	EUR	337	351,078
0.00%, 01/31/25(c)	EUR	370	381,338
0.25%, 07/30/24(b)	EUR	330	345,046
0.35%, 07/30/23	EUR	420	444,337
2.75%, 10/31/24(b)	EUR	460	509,590
3.80%, 04/30/24(b)	EUR	400	449,599
4.40%, 10/31/23(b)	EUR	390	437,108
4.80%, 01/31/24(b)	EUR	324	368,061

			3,645,087

Sweden — 2.2%
Sweden Government Bond, 1.50%, 11/13/23(b)	SEK	14,505	1,484,793

United Kingdom — 4.5%
United Kingdom Gilt 0.13%, 01/31/24(a)	GBP	646	791,112
0.25%, 01/31/25(a)	GBP	210	253,740
0.75%, 07/22/23(a)	GBP	364	453,547
1.00%, 04/22/24(a)	GBP	270	335,539
2.25%, 09/07/23(a)	GBP	370	469,397
2.75%, 09/07/24(a)	GBP	250	322,347
5.00%, 03/07/25(a)	GBP	340	466,182

			3,091,864

Total Foreign Government Obligations — 99.2% (Cost: $74,279,026)			67,253,463

Short-Term Investments

Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.34%(d)(e)		10	10,000

Total Short-Term Investments — 0.0% (Cost: $10,000)			10,000

Total Investments in Securities — 99.2% (Cost: $74,289,026)			67,263,463

Other Assets, Less Liabilities — 0.8%			526,524

Net Assets — 100.0%			$67,789,987

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Zero-coupon bond.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.

8	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® 1-3 Year International Treasury Bond ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/22	Shares Held at 04/30/22 (000)	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$20,000	$—	$(10,000)	(a)	$—	$—	$10,000	10	$6	$—

(a)	Represents net amount purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Foreign Government Obligations	$—	$67,253,463	$—	$67,253,463
Money Market Funds	10,000	—	—	10,000

	$10,000	$67,253,463	$—	$67,263,463

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) April 30, 2022	iShares® International Treasury Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Foreign Government Obligations

Australia — 4.5%
Australia Government Bond 0.25%, 11/21/24(a)	AUD	4,678	$3,111,653
0.25%, 11/21/25(a)	AUD	2,300	1,482,709
0.50%, 09/21/26(a)	AUD	3,057	1,946,307
1.00%, 12/21/30(a)	AUD	2,883	1,710,639
1.00%, 11/21/31(a)	AUD	4,385	2,550,425
1.25%, 05/21/32	AUD	5,804	3,428,733
1.50%, 06/21/31(a)	AUD	3,506	2,156,124
1.75%, 11/21/32(a)	AUD	3,457	2,130,802
1.75%, 06/21/51(a)	AUD	2,750	1,329,778
2.25%, 05/21/28(a)	AUD	1,179	797,686
2.50%, 05/21/30(a)	AUD	4,289	2,900,177
2.75%, 04/21/24(a)	AUD	2,387	1,695,895
2.75%, 11/21/27(a)	AUD	2,734	1,907,909
2.75%, 11/21/28(a)	AUD	1,049	728,282
2.75%, 11/21/29(a)	AUD	2,325	1,605,636
2.75%, 06/21/35(a)	AUD	736	491,321
2.75%, 05/21/41(a)	AUD	1,755	1,118,612
3.00%, 03/21/47(a)	AUD	1,987	1,286,239
3.25%, 04/21/25(a)	AUD	1,064	762,256
3.25%, 04/21/29(a)	AUD	3,352	2,395,805
3.25%, 06/21/39(a)	AUD	2,342	1,623,366
3.75%, 04/21/37(a)	AUD	1,970	1,460,288
4.25%, 04/21/26(a)	AUD	4,214	3,128,832
4.50%, 04/21/33(a)	AUD	2,843	2,252,661
4.75%, 04/21/27(a)	AUD	3,496	2,674,797

			46,676,932

Austria — 4.6%
Republic of Austria Government Bond 0.00%, 07/15/23(b)(c)	EUR	1,845	1,946,773
0.00%, 07/15/24(c)	EUR	2,278	2,384,768
0.00%, 04/20/25(b)(c)	EUR	1,151	1,192,270
0.00%, 10/20/28(b)(c)	EUR	380	373,208
0.00%, 02/20/30(b)(c)	EUR	2,021	1,935,479
0.00%, 02/20/31(b)(c)	EUR	3,340	3,138,059
0.00%, 10/20/40(b)(c)	EUR	771	599,858
0.25%, 10/20/36(b)	EUR	1,072	932,093
0.50%, 04/20/27(b)	EUR	1,679	1,738,670
0.50%, 02/20/29(b)	EUR	2,385	2,414,408
0.70%, 04/20/71(b)	EUR	578	389,455
0.75%, 10/20/26(b)	EUR	2,836	2,982,086
0.75%, 02/20/28(b)	EUR	2,041	2,125,808
0.75%, 03/20/51(b)	EUR	1,135	952,866
0.85%, 06/30/2120(b)	EUR	722	397,365
0.90%, 02/20/32(b)	EUR	800	803,197
1.20%, 10/20/25(b)	EUR	2,444	2,623,934
1.50%, 02/20/47(b)	EUR	1,768	1,830,460
1.50%, 11/02/86(b)	EUR	513	454,707
1.65%, 10/21/24(b)	EUR	1,915	2,082,655
1.75%, 10/20/23(b)	EUR	2,074	2,241,791
2.10%, 09/20/2117(b)	EUR	1,079	1,145,235
2.40%, 05/23/34(b)	EUR	1,571	1,828,694
3.15%, 06/20/44(b)	EUR	1,375	1,894,572
3.80%, 01/26/62(b)	EUR	726	1,214,478
4.15%, 03/15/37(b)	EUR	2,631	3,757,045
4.85%, 03/15/26(b)	EUR	1,539	1,883,826
6.25%, 07/15/27	EUR	1,780	2,399,374

			47,663,134

Security		Par (000)	Value

Belgium — 4.5%
Kingdom of Belgium Government Bond 0.00%, 10/22/27(b)(c)	EUR	1,135	$1,137,740
0.00%, 10/22/31(b)(c)	EUR	1,691	1,558,612
0.10%, 06/22/30(b)	EUR	1,383	1,329,437
0.20%, 10/22/23(b)	EUR	1,201	1,269,783
0.35%, 06/22/32(b)	EUR	530	498,291
0.40%, 06/22/40(b)	EUR	858	700,403
0.50%, 10/22/24(b)	EUR	1,435	1,515,216
0.65%, 06/22/71(b)	EUR	612	361,641
0.80%, 06/22/25(b)	EUR	2,569	2,725,615
0.80%, 06/22/27(b)	EUR	1,332	1,398,027
0.80%, 06/22/28(b)	EUR	1,805	1,881,046
0.90%, 06/22/29(b)	EUR	1,854	1,924,388
1.00%, 06/22/26(b)	EUR	1,834	1,954,320
1.00%, 06/22/31(b)	EUR	1,911	1,955,328
1.40%, 06/22/53(b)	EUR	552	497,603
1.45%, 06/22/37(b)	EUR	687	692,500
1.60%, 06/22/47(b)	EUR	1,243	1,215,449
1.70%, 06/22/50(b)	EUR	1,273	1,261,649
1.90%, 06/22/38(b)	EUR	1,236	1,325,694
2.15%, 06/22/66(b)	EUR	868	941,934
2.25%, 06/22/23(a)	EUR	1,330	1,440,967
2.25%, 06/22/57(b)	EUR	729	814,510
2.60%, 06/22/24(b)	EUR	2,050	2,266,023
3.00%, 06/22/34(b)	EUR	1,126	1,370,925
3.75%, 06/22/45(a)	EUR	1,125	1,582,302
4.00%, 03/28/32(a)	EUR	1,091	1,424,126
4.25%, 03/28/41(b)	EUR	1,945	2,807,867
4.50%, 03/28/26(b)	EUR	957	1,158,796
5.00%, 03/28/35(b)	EUR	2,588	3,778,460
5.50%, 03/28/28	EUR	2,495	3,327,859
Series 86, 1.25%, 04/22/33(b)	EUR	1,155	1,195,560

			47,312,071

Canada — 4.6%
Canadian Government Bond 0.25%, 08/01/23	CAD	2,416	1,828,573
0.25%, 04/01/24	CAD	938	697,887
0.25%, 03/01/26	CAD	4,855	3,439,788
0.50%, 11/01/23	CAD	2,200	1,661,204
0.50%, 09/01/25	CAD	5,795	4,191,671
0.50%, 12/01/30	CAD	4,629	2,957,422
0.75%, 02/01/24	CAD	3,088	2,326,967
1.00%, 09/01/26	CAD	3,778	2,731,694
1.00%, 06/01/27	CAD	47	33,597
1.25%, 03/01/27	CAD	940	682,831
1.25%, 06/01/30	CAD	5,040	3,472,976
1.50%, 06/01/23	CAD	1,073	826,160
1.50%, 06/01/26	CAD	110	81,624
1.50%, 06/01/31	CAD	6,131	4,252,446
1.50%, 12/01/31	CAD	1,260	868,568
1.75%, 12/01/53	CAD	2,197	1,331,693
2.00%, 09/01/23	CAD	3,310	2,558,773
2.00%, 06/01/28	CAD	200	149,186
2.00%, 12/01/51	CAD	4,939	3,220,413
2.25%, 03/01/24	CAD	3,874	2,996,217
2.25%, 06/01/25	CAD	1,297	995,812
2.25%, 06/01/29	CAD	320	240,452
2.75%, 12/01/48	CAD	1,516	1,160,133
2.75%, 12/01/64	CAD	800	604,130
3.50%, 12/01/45	CAD	781	672,086

10	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® International Treasury Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Canada (continued)
4.00%, 06/01/41	CAD	844	$760,208
5.00%, 06/01/37	CAD	551	536,263
5.75%, 06/01/29	CAD	672	621,960
5.75%, 06/01/33	CAD	2,082	2,050,040

			47,950,774
Denmark — 4.5%
Denmark Government Bond 0.00%, 11/15/24(c)	DKK	20,855	2,905,835
0.00%, 11/15/31(c)	DKK	42,002	5,282,297
0.25%, 11/15/52	DKK	31,714	3,267,110
0.50%, 11/15/27	DKK	43,995	6,063,413
0.50%, 11/15/29	DKK	53,373	7,215,104
1.50%, 11/15/23	DKK	26,161	3,786,934
1.75%, 11/15/25	DKK	32,135	4,706,407
4.50%, 11/15/39	DKK	66,394	13,952,506

			47,179,606
Finland — 4.5%
Finland Government Bond 0.00%, 09/15/23(b)(c)	EUR	1,955	2,059,870
0.00%, 09/15/24(b)(c)	EUR	1,797	1,874,039
0.00%, 09/15/26(b)(c)	EUR	1,712	1,737,877
0.00%, 09/15/30(b)(c)	EUR	3,636	3,456,554
0.13%, 09/15/31(b)	EUR	2,605	2,452,637
0.13%, 04/15/36(b)	EUR	1,699	1,470,309
0.13%, 04/15/52(b)	EUR	1,770	1,221,600
0.25%, 09/15/40(b)	EUR	1,825	1,509,789
0.50%, 04/15/26(b)	EUR	2,999	3,124,850
0.50%, 09/15/27(b)	EUR	2,828	2,916,452
0.50%, 09/15/28(b)	EUR	2,246	2,285,991
0.50%, 09/15/29(b)	EUR	2,595	2,613,802
0.50%, 04/15/43(b)	EUR	1,445	1,217,952
0.75%, 04/15/31(b)	EUR	2,005	2,022,129
0.88%, 09/15/25(b)	EUR	2,467	2,616,928
1.13%, 04/15/34(b)	EUR	1,939	1,962,724
1.38%, 04/15/47(b)	EUR	1,817	1,858,611
2.00%, 04/15/24(b)	EUR	2,213	2,410,106
2.63%, 07/04/42(b)	EUR	2,357	2,926,607
2.75%, 07/04/28(b)	EUR	2,175	2,536,382
4.00%, 07/04/25(b)	EUR	2,428	2,833,135

			47,108,344
France — 8.0%
French Republic Government Bond OAT 0.00%, 02/25/24(a)(c)	EUR	310	325,367
0.00%, 03/25/24(a)(c)	EUR	1,875	1,965,174
0.00%, 02/25/25(a)(c)	EUR	430	445,373
0.00%, 03/25/25(a)(c)	EUR	2,279	2,361,436
0.00%, 02/25/26(a)(c)	EUR	2,019	2,067,750
0.00%, 02/25/27(a)(c)	EUR	1,898	1,916,798
0.00%, 11/25/29(a)(c)	EUR	2,704	2,606,978
0.00%, 11/25/30(a)(c)	EUR	2,412	2,276,854
0.00%, 11/25/31(a)(c)	EUR	1,855	1,711,533
0.00%, 05/25/32(a)(c)	EUR	985	897,805
0.25%, 11/25/26(a)	EUR	2,401	2,460,494
0.50%, 05/25/25(a)	EUR	2,084	2,187,963
0.50%, 05/25/26(a)	EUR	2,742	2,854,490
0.50%, 05/25/29(a)	EUR	1,884	1,902,659
0.50%, 05/25/40(b)	EUR	1,336	1,131,195
0.50%, 06/25/44(b)	EUR	529	425,081
0.50%, 05/25/72(b)	EUR	436	242,628

Security		Par (000)	Value

France (continued)
0.75%, 05/25/28(a)	EUR	2,306	$2,395,008
0.75%, 11/25/28(a)	EUR	2,146	2,219,098
0.75%, 05/25/52(a)	EUR	1,482	1,152,878
0.75%, 05/25/53(b)	EUR	540	412,045
1.00%, 11/25/25(a)	EUR	1,634	1,738,641
1.00%, 05/25/27(a)	EUR	1,403	1,486,016
1.25%, 05/25/34(a)	EUR	1,683	1,708,190
1.25%, 05/25/36(b)	EUR	1,953	1,951,739
1.50%, 05/25/31(a)	EUR	2,518	2,698,601
1.50%, 05/25/50(b)	EUR	1,455	1,411,235
1.75%, 05/25/23(a)	EUR	1,844	1,983,457
1.75%, 11/25/24(a)	EUR	1,782	1,936,437
1.75%, 06/25/39(b)	EUR	1,350	1,439,991
1.75%, 05/25/66(b)	EUR	648	645,121
2.00%, 05/25/48(b)	EUR	1,341	1,457,836
2.25%, 05/25/24(a)	EUR	1,776	1,944,601
2.50%, 05/25/30(a)	EUR	2,328	2,701,762
2.75%, 10/25/27(a)	EUR	2,348	2,714,996
3.25%, 05/25/45(a)	EUR	1,365	1,826,217
3.50%, 04/25/26(a)	EUR	1,888	2,202,075
4.00%, 10/25/38(a)	EUR	1,177	1,655,837
4.00%, 04/25/55(b)	EUR	980	1,559,848
4.00%, 04/25/60(a)	EUR	830	1,359,159
4.25%, 10/25/23(a)	EUR	3,227	3,611,307
4.50%, 04/25/41(a)	EUR	1,740	2,632,086
4.75%, 04/25/35(a)	EUR	1,514	2,190,872
5.50%, 04/25/29(a)	EUR	1,579	2,159,833
5.75%, 10/25/32(a)	EUR	1,778	2,662,236
6.00%, 10/25/25(a)	EUR	1,660	2,068,363

			83,705,063
Germany — 5.9%
Bundesobligation 0.00%, 10/13/23(a)(c)	EUR	660	696,587
0.00%, 04/05/24(a)(c)	EUR	1,310	1,374,978
0.00%, 10/18/24(a)(c)	EUR	1,680	1,754,983
0.00%, 04/11/25(a)(c)	EUR	1,010	1,050,742
0.00%, 10/10/25(a)(c)	EUR	924	957,380
0.00%, 04/10/26(a)(c)	EUR	1,330	1,371,093
0.00%, 10/09/26(a)(c)	EUR	686	703,316
Series G, 0.00%, 10/10/25(a)(c)	EUR	316	327,969
Bundesrepublik Deutschland Bundesanleihe 0.00%, 08/15/26(a)(c)	EUR	1,451	1,491,653
0.00%, 11/15/27(a)(c)	EUR	1,248	1,266,535
0.00%, 08/15/29(a)(c)	EUR	1,207	1,201,115
0.00%, 02/15/30(a)(c)	EUR	1,255	1,242,208
0.00%, 08/15/30(a)(c)	EUR	1,300	1,279,631
0.00%, 02/15/31(a)(c)	EUR	1,176	1,149,647
0.00%, 08/15/31(a)(c)	EUR	1,415	1,372,842
0.00%, 02/15/32(a)(c)	EUR	420	404,274
0.00%, 05/15/35(a)(c)	EUR	1,447	1,329,944
0.00%, 05/15/36(a)(c)	EUR	668	606,132
0.00%, 08/15/50(a)(c)	EUR	1,316	1,026,298
0.00%, 08/15/52(a)(c)	EUR	671	509,016
0.25%, 02/15/27(a)	EUR	1,617	1,674,706
0.25%, 08/15/28(a)	EUR	1,787	1,826,152
0.25%, 02/15/29(a)	EUR	1,256	1,278,933
0.50%, 02/15/25(a)	EUR	1,134	1,198,443
0.50%, 02/15/26(a)	EUR	1,516	1,595,466
0.50%, 08/15/27(a)	EUR	1,475	1,540,615
0.50%, 02/15/28(a)	EUR	1,288	1,340,623

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® International Treasury Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Germany (continued)
1.00%, 08/15/24(a)	EUR	1,283	$1,373,276
1.00%, 08/15/25(a)	EUR	1,180	1,264,398
1.25%, 08/15/48(a)	EUR	1,256	1,384,935
1.50%, 05/15/23(a)	EUR	801	859,524
1.50%, 05/15/24(a)	EUR	1,271	1,373,591
1.75%, 02/15/24(a)	EUR	1,149	1,245,423
2.00%, 08/15/23(a)	EUR	1,262	1,367,134
2.50%, 07/04/44(a)	EUR	1,297	1,767,718
2.50%, 08/15/46(a)	EUR	1,439	2,002,840
3.25%, 07/04/42(a)	EUR	864	1,277,808
4.00%, 01/04/37(a)	EUR	1,225	1,814,046
4.25%, 07/04/39(a)	EUR	824	1,304,483
4.75%, 07/04/28(a)	EUR	724	949,031
4.75%, 07/04/34(a)	EUR	1,426	2,156,970
4.75%, 07/04/40(a)	EUR	1,167	1,980,758
5.50%, 01/04/31(a)	EUR	1,007	1,476,353
5.63%, 01/04/28(a)	EUR	1,095	1,469,920
6.25%, 01/04/24(a)	EUR	785	912,101
6.25%, 01/04/30(a)	EUR	545	808,584
6.50%, 07/04/27(a)	EUR	693	945,894
Series G, 0.00%, 08/15/30(a)(c)	EUR	400	394,205
Series G, 0.00%, 08/15/31(a)(c)	EUR	290	281,681
Series G, 0.00%, 08/15/50(a)(c)	EUR	317	249,019
Bundesschatzanweisungen 0.00%, 06/16/23(a)(c)	EUR	300	316,966
0.00%, 09/15/23(a)(c)	EUR	800	844,171
0.00%, 12/15/23(a)(c)	EUR	200	210,579

			61,602,689

Ireland — 4.5%
Ireland Government Bond 0.00%, 10/18/31(a)(c)	EUR	3,419	3,123,914
0.20%, 05/15/27(a)	EUR	2,114	2,157,890
0.20%, 10/18/30(a)	EUR	2,436	2,328,482
0.35%, 10/18/32(a)	EUR	1,643	1,524,596
0.40%, 05/15/35(a)	EUR	1,788	1,599,918
0.55%, 04/22/41(a)	EUR	1,478	1,234,276
0.90%, 05/15/28(a)	EUR	2,854	2,977,345
1.00%, 05/15/26(a)	EUR	3,606	3,837,175
1.10%, 05/15/29(a)	EUR	3,406	3,566,931
1.30%, 05/15/33(a)	EUR	1,275	1,296,876
1.35%, 03/18/31(a)	EUR	2,601	2,740,633
1.50%, 05/15/50(a)	EUR	2,333	2,229,108
1.70%, 05/15/37(a)	EUR	2,378	2,490,860
2.00%, 02/18/45(a)	EUR	3,550	3,838,127
2.40%, 05/15/30(a)	EUR	3,467	3,971,465
3.40%, 03/18/24(a)	EUR	2,939	3,276,297
5.40%, 03/13/25	EUR	4,373	5,236,603

			47,430,496

Israel — 4.5%
Israel Government Bond - Fixed 0.15%, 07/31/23	ILS	14,620	4,327,213
0.40%, 10/31/24	ILS	4,000	1,162,151
0.50%, 04/30/25	ILS	8,360	2,417,330
0.50%, 02/27/26	ILS	9,236	2,629,593
1.00%, 03/31/30	ILS	14,938	4,078,090
1.30%, 04/30/32	ILS	4,178	1,131,857
1.50%, 11/30/23	ILS	10,550	3,170,540
1.50%, 05/31/37	ILS	10,074	2,565,213
1.75%, 08/31/25	ILS	11,062	3,312,469

Security		Par (000)	Value

Israel (continued)
2.00%, 03/31/27	ILS	11,300	$3,393,389
2.25%, 09/28/28	ILS	9,952	3,007,566
3.75%, 03/31/24	ILS	11,625	3,630,645
3.75%, 03/31/47	ILS	14,995	5,037,921
5.50%, 01/31/42	ILS	10,891	4,565,278
6.25%, 10/30/26	ILS	8,383	2,977,699

			47,406,954

Italy — 7.2%
Italy Buoni Poliennali Del Tesoro 0.00%, 01/15/24(a)(c)	EUR	693	721,979
0.00%, 01/30/24(a)(c)	EUR	720	749,743
0.00%, 04/15/24(a)(c)	EUR	800	828,533
0.00%, 08/15/24(a)(c)	EUR	1,207	1,240,753
0.00%, 04/01/26(a)(c)	EUR	810	798,608
0.00%, 08/01/26(a)(c)	EUR	1,206	1,179,496
0.25%, 03/15/28(a)	EUR	907	858,898
0.30%, 08/15/23(a)	EUR	310	327,123
0.35%, 02/01/25(a)	EUR	1,024	1,051,901
0.50%, 02/01/26(a)	EUR	670	677,816
0.50%, 07/15/28(a)	EUR	579	551,701
0.60%, 06/15/23(a)	EUR	500	530,471
0.60%, 08/01/31(b)	EUR	1,069	935,123
0.65%, 10/15/23(a)	EUR	776	820,803
0.85%, 01/15/27(a)	EUR	895	901,721
0.90%, 04/01/31(a)	EUR	1,565	1,421,938
0.95%, 09/15/27(a)	EUR	851	851,043
0.95%, 08/01/30(a)	EUR	935	869,887
0.95%, 12/01/31(b)	EUR	277	248,701
0.95%, 06/01/32(a)	EUR	290	257,273
0.95%, 03/01/37(b)	EUR	690	556,579
1.25%, 12/01/26(a)	EUR	488	502,558
1.35%, 04/01/30(a)	EUR	1,194	1,159,421
1.45%, 11/15/24(a)	EUR	1,164	1,231,978
1.45%, 05/15/25(a)	EUR	1,022	1,077,836
1.45%, 03/01/36(b)	EUR	549	485,348
1.50%, 06/01/25(a)	EUR	828	875,490
1.50%, 04/30/45(b)	EUR	509	398,695
1.60%, 06/01/26(a)	EUR	1,000	1,050,752
1.65%, 12/01/30(b)	EUR	1,240	1,213,403
1.65%, 03/01/32(b)	EUR	1,080	1,039,072
1.70%, 09/01/51(b)	EUR	611	468,535
1.75%, 07/01/24(a)	EUR	709	758,147
1.80%, 03/01/41(b)	EUR	960	830,771
1.85%, 05/15/24(a)	EUR	620	665,463
1.85%, 07/01/25(b)	EUR	946	1,007,454
2.00%, 12/01/25(a)	EUR	1,209	1,294,107
2.00%, 02/01/28(a)	EUR	1,136	1,195,883
2.05%, 08/01/27(a)	EUR	477	505,169
2.10%, 07/15/26(a)	EUR	822	879,821
2.15%, 09/01/52(b)	EUR	351	294,575
2.15%, 03/01/72(b)	EUR	246	189,664
2.20%, 06/01/27(a)	EUR	1,650	1,765,559
2.25%, 09/01/36(b)	EUR	765	747,131
2.45%, 10/01/23(a)	EUR	789	856,402
2.45%, 09/01/33(b)	EUR	940	960,416
2.45%, 09/01/50(b)	EUR	730	666,803
2.50%, 12/01/24(a)	EUR	1,149	1,251,144
2.50%, 11/15/25(a)	EUR	800	870,418
2.70%, 03/01/47(b)	EUR	736	723,956
2.80%, 12/01/28(a)	EUR	1,021	1,116,849

12	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® International Treasury Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Italy (continued)
2.80%, 03/01/67(b)	EUR	432	$403,051
2.95%, 09/01/38(b)	EUR	683	719,184
3.00%, 08/01/29(a)	EUR	1,029	1,132,917
3.10%, 03/01/40(b)	EUR	596	635,717
3.25%, 09/01/46(b)	EUR	645	699,325
3.35%, 03/01/35(b)	EUR	874	969,649
3.45%, 03/01/48(b)	EUR	711	793,866
3.50%, 03/01/30(b)	EUR	1,254	1,429,613
3.75%, 09/01/24(a)	EUR	946	1,058,780
3.85%, 09/01/49(b)	EUR	914	1,085,418
4.00%, 02/01/37(b)	EUR	1,238	1,477,667
4.50%, 05/01/23(a)	EUR	877	966,076
4.50%, 03/01/24(a)	EUR	1,157	1,302,979
4.50%, 03/01/26(b)	EUR	1,286	1,504,013
4.75%, 08/01/23(b)	EUR	1,420	1,581,934
4.75%, 09/01/28(b)	EUR	976	1,186,794
4.75%, 09/01/44(b)	EUR	1,131	1,518,186
5.00%, 03/01/25(b)	EUR	1,049	1,220,096
5.00%, 08/01/34(b)	EUR	926	1,203,922
5.00%, 08/01/39(b)	EUR	1,047	1,402,900
5.00%, 09/01/40(b)	EUR	1,200	1,620,188
5.25%, 11/01/29(a)	EUR	1,435	1,825,334
5.75%, 02/01/33(a)	EUR	1,152	1,558,990
6.00%, 05/01/31(a)	EUR	1,593	2,149,590
6.50%, 11/01/27(a)	EUR	1,368	1,786,937
7.25%, 11/01/26(a)	EUR	573	748,562
9.00%, 11/01/23(a)	EUR	622	739,330

			75,183,928

Japan — 16.5%
Japan Government Five Year Bond 0.00%, 03/20/26(c)	JPY	80,950	624,439
0.00%, 06/20/26(c)	JPY	87,750	676,799
0.00%, 09/20/26(c)	JPY	50,000	385,552
0.00%, 12/20/26(c)	JPY	193,950	1,495,197
0.10%, 06/20/23	JPY	123,000	949,747
0.10%, 09/20/23	JPY	169,600	1,310,092
0.10%, 12/20/23	JPY	68,550	529,712
0.10%, 03/20/24	JPY	77,350	597,909
0.10%, 06/20/24	JPY	23,700	183,219
0.10%, 09/20/24	JPY	22,950	177,471
0.10%, 12/20/24	JPY	80,000	618,960
0.10%, 03/20/25	JPY	131,400	1,016,896
0.10%, 06/20/25	JPY	21,500	166,428
0.10%, 09/20/25	JPY	153,000	1,184,210
0.10%, 12/20/25	JPY	164,100	1,270,338
Japan Government Forty Year Bond 0.40%, 03/20/56	JPY	103,750	663,033
0.50%, 03/20/59	JPY	126,050	821,027
0.50%, 03/20/60	JPY	181,950	1,179,566
0.70%, 03/20/61	JPY	162,700	1,127,385
0.80%, 03/20/58	JPY	98,150	711,036
0.90%, 03/20/57	JPY	104,500	782,596
1.40%, 03/20/55	JPY	54,400	467,595
1.70%, 03/20/54	JPY	90,750	835,634
1.90%, 03/20/53	JPY	75,050	719,560
2.00%, 03/20/52	JPY	54,200	528,259
2.20%, 03/20/49	JPY	59,100	592,940
2.20%, 03/20/50	JPY	56,150	566,921
2.20%, 03/20/51	JPY	83,000	839,299
2.40%, 03/20/48	JPY	36,900	382,790

Security		Par (000)	Value

Japan (continued)
Japan Government Ten Year Bond 0.10%, 03/20/26	JPY	42,600	$329,826
0.10%, 06/20/26	JPY	45,000	348,439
0.10%, 09/20/26	JPY	218,300	1,690,334
0.10%, 12/20/26	JPY	109,700	849,426
0.10%, 03/20/27	JPY	109,550	848,627
0.10%, 06/20/27	JPY	55,050	426,066
0.10%, 09/20/27	JPY	56,250	435,016
0.10%, 12/20/27	JPY	56,000	432,962
0.10%, 03/20/28	JPY	109,850	848,497
0.10%, 03/20/29	JPY	95,850	738,512
0.10%, 06/20/29	JPY	52,400	403,069
0.10%, 09/20/29	JPY	78,600	603,489
0.10%, 12/20/29	JPY	227,450	1,744,289
0.10%, 03/20/30	JPY	131,450	1,006,789
0.10%, 06/20/30	JPY	115,050	880,949
0.10%, 09/20/30	JPY	135,050	1,033,155
0.10%, 12/20/30	JPY	223,000	1,704,406
0.10%, 03/20/31	JPY	136,750	1,044,168
0.10%, 06/20/31	JPY	238,350	1,817,172
0.10%, 09/20/31	JPY	282,950	2,156,481
0.10%, 12/20/31	JPY	348,550	2,653,062
0.30%, 12/20/24	JPY	82,650	642,820
0.30%, 12/20/25	JPY	51,550	401,953
0.40%, 03/20/25	JPY	58,200	454,290
0.40%, 06/20/25	JPY	36,850	287,923
0.40%, 09/20/25	JPY	47,950	374,888
0.50%, 09/20/24	JPY	81,900	639,360
0.50%, 12/20/24	JPY	43,850	342,832
0.60%, 09/20/23	JPY	30,250	235,285
0.60%, 12/20/23	JPY	207,000	1,612,614
0.60%, 03/20/24	JPY	79,700	621,860
0.60%, 06/20/24	JPY	83,050	648,875
0.80%, 06/20/23	JPY	50,100	389,917
0.80%, 09/20/23	JPY	101,800	793,981
Japan Government Thirty Year Bond 0.30%, 06/20/46	JPY	58,200	394,047
0.40%, 06/20/49	JPY	75,400	506,875
0.40%, 09/20/49	JPY	104,500	700,881
0.40%, 12/20/49	JPY	136,500	914,411
0.40%, 03/20/50	JPY	130,000	870,737
0.50%, 09/20/46	JPY	52,850	375,083
0.50%, 03/20/49	JPY	128,450	889,297
0.60%, 12/20/46	JPY	71,300	517,206
0.60%, 06/20/50	JPY	119,100	839,853
0.60%, 09/20/50	JPY	140,400	988,139
0.70%, 06/20/48	JPY	80,000	586,689
0.70%, 12/20/48	JPY	101,450	740,821
0.70%, 12/20/50	JPY	164,050	1,184,497
0.70%, 03/20/51	JPY	103,300	743,728
0.70%, 06/20/51	JPY	130,450	938,607
0.70%, 09/20/51	JPY	121,650	873,724
0.70%, 12/20/51	JPY	118,150	847,084
0.80%, 03/20/46	JPY	65,400	498,149
0.80%, 03/20/47	JPY	56,550	428,556
0.80%, 06/20/47	JPY	75,900	574,448
0.80%, 09/20/47	JPY	59,550	450,098
0.80%, 12/20/47	JPY	86,100	649,225
0.80%, 03/20/48	JPY	91,000	685,198
0.90%, 09/20/48	JPY	87,350	670,874

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® International Treasury Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Japan (continued)
1.10%, 03/20/33	JPY	29,000	$242,764
1.40%, 09/20/45	JPY	37,500	323,337
1.40%, 12/20/45	JPY	47,650	410,780
1.50%, 12/20/44	JPY	50,150	440,447
1.50%, 03/20/45	JPY	75,000	658,694
1.60%, 06/20/45	JPY	30,950	276,772
1.70%, 06/20/33	JPY	61,300	544,423
1.70%, 12/20/43	JPY	62,400	566,762
1.70%, 03/20/44	JPY	29,450	267,588
1.70%, 06/20/44	JPY	46,450	422,243
1.70%, 09/20/44	JPY	64,150	583,922
1.80%, 11/22/32	JPY	26,000	232,238
1.80%, 03/20/43	JPY	65,750	606,050
1.80%, 09/20/43	JPY	68,800	634,975
1.90%, 09/20/42	JPY	188,350	1,761,136
1.90%, 06/20/43	JPY	77,250	724,087
2.00%, 12/20/33	JPY	14,550	133,320
2.00%, 09/20/40	JPY	121,600	1,150,644
2.00%, 09/20/41	JPY	193,300	1,832,414
2.00%, 03/20/42	JPY	154,550	1,466,531
2.10%, 09/20/33	JPY	38,950	359,589
2.20%, 09/20/39	JPY	108,400	1,050,296
2.20%, 03/20/41	JPY	131,650	1,281,644
2.30%, 05/20/32	JPY	24,800	230,340
2.30%, 03/20/35	JPY	47,600	454,503
2.30%, 06/20/35	JPY	45,550	435,708
2.30%, 12/20/35	JPY	45,650	438,096
2.30%, 12/20/36	JPY	43,100	417,048
2.30%, 03/20/39	JPY	131,050	1,282,982
2.30%, 03/20/40	JPY	158,950	1,563,436
2.40%, 03/20/34	JPY	43,200	412,143
2.40%, 12/20/34	JPY	42,600	409,521
2.40%, 03/20/37	JPY	111,400	1,091,905
2.40%, 09/20/38	JPY	141,950	1,403,104
2.50%, 06/20/34	JPY	46,450	448,848
2.50%, 09/20/34	JPY	39,700	384,500
2.50%, 09/20/35	JPY	36,550	357,831
2.50%, 03/20/36	JPY	52,000	510,932
2.50%, 06/20/36	JPY	43,950	432,612
2.50%, 09/20/36	JPY	36,900	364,289
2.50%, 09/20/37	JPY	85,800	853,775
2.50%, 03/20/38	JPY	34,500	344,452
Japan Government Twenty Year Bond 0.20%, 06/20/36	JPY	75,000	557,193
0.30%, 06/20/39	JPY	180,000	1,314,101
0.30%, 09/20/39	JPY	192,850	1,404,302
0.30%, 12/20/39	JPY	82,150	596,190
0.40%, 03/20/36	JPY	22,350	170,954
0.40%, 03/20/39	JPY	240,100	1,788,146
0.40%, 03/20/40	JPY	118,600	873,697
0.40%, 06/20/40	JPY	166,600	1,224,335
0.40%, 09/20/40	JPY	222,850	1,633,592
0.40%, 06/20/41	JPY	175,150	1,274,077
0.50%, 09/20/36	JPY	115,500	892,903
0.50%, 03/20/38	JPY	116,550	889,893
0.50%, 06/20/38	JPY	20,000	152,428
0.50%, 12/20/38	JPY	140,200	1,064,440
0.50%, 12/20/40	JPY	172,600	1,285,001
0.50%, 03/20/41	JPY	265,250	1,968,440
0.50%, 09/20/41	JPY	127,300	940,946

Security		Par (000)	Value

Japan (continued)
0.50%, 12/20/41	JPY	142,850	$1,053,298
0.60%, 12/20/36	JPY	107,100	838,809
0.60%, 06/20/37	JPY	73,200	571,380
0.60%, 09/20/37	JPY	75,000	584,130
0.60%, 12/20/37	JPY	89,350	694,386
0.70%, 03/20/37	JPY	93,550	741,357
0.70%, 09/20/38	JPY	48,850	383,136
0.80%, 06/20/23	JPY	51,950	404,315
1.00%, 12/20/35	JPY	110,000	910,845
1.20%, 12/20/34	JPY	105,650	895,308
1.20%, 03/20/35	JPY	74,250	629,913
1.20%, 09/20/35	JPY	78,850	668,744
1.30%, 06/20/35	JPY	97,300	834,752
1.40%, 09/20/34	JPY	120,000	1,038,838
1.50%, 06/20/32	JPY	50,900	441,633
1.50%, 03/20/33	JPY	59,400	517,127
1.50%, 03/20/34	JPY	56,400	492,739
1.50%, 06/20/34	JPY	85,050	743,590
1.60%, 06/20/30	JPY	73,200	628,840
1.60%, 03/20/32	JPY	46,700	408,286
1.60%, 06/20/32	JPY	50,100	438,517
1.60%, 03/20/33	JPY	89,100	782,947
1.60%, 12/20/33	JPY	107,850	950,900
1.70%, 09/20/31	JPY	50,400	441,675
1.70%, 12/20/31	JPY	66,600	585,454
1.70%, 03/20/32	JPY	45,450	400,748
1.70%, 06/20/32	JPY	44,550	393,341
1.70%, 09/20/32	JPY	66,000	583,638
1.70%, 12/20/32	JPY	102,050	903,835
1.70%, 06/20/33	JPY	78,100	693,629
1.70%, 09/20/33	JPY	92,600	823,464
1.80%, 06/20/23	JPY	43,000	338,423
1.80%, 06/20/30	JPY	18,100	157,730
1.80%, 09/20/30	JPY	48,850	426,899
1.80%, 06/20/31	JPY	47,800	421,259
1.80%, 09/20/31	JPY	88,950	785,817
1.80%, 12/20/31	JPY	80,100	709,954
1.80%, 03/20/32	JPY	101,700	904,309
1.80%, 12/20/32	JPY	55,950	500,004
1.90%, 09/20/23	JPY	33,000	261,264
1.90%, 12/20/23	JPY	35,000	278,406
1.90%, 03/20/24	JPY	24,250	193,789
1.90%, 03/20/25	JPY	31,500	256,389
1.90%, 06/20/25	JPY	40,200	328,684
1.90%, 12/20/28	JPY	63,050	543,889
1.90%, 03/20/29	JPY	25,150	217,618
1.90%, 09/20/30	JPY	66,200	582,733
1.90%, 03/20/31	JPY	55,950	495,343
1.90%, 06/20/31	JPY	110,000	977,027
2.00%, 12/20/24	JPY	53,100	431,351
2.00%, 09/20/25	JPY	32,650	268,914
2.00%, 12/20/25	JPY	56,050	463,763
2.00%, 03/20/27	JPY	38,350	324,345
2.00%, 06/20/30	JPY	51,700	456,924
2.00%, 12/20/30	JPY	110,550	983,224
2.00%, 03/20/31	JPY	57,550	513,385
2.10%, 03/20/24	JPY	7,300	58,548
2.10%, 09/20/24	JPY	70,600	571,938
2.10%, 03/20/25	JPY	29,900	244,695
2.10%, 09/20/25	JPY	28,850	238,370

14	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® International Treasury Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Japan (continued)
2.10%, 12/20/25	JPY	30,000	$249,064
2.10%, 03/20/26	JPY	44,600	372,018
2.10%, 12/20/26	JPY	93,350	789,528
2.10%, 03/20/27	JPY	213,950	1,817,524
2.10%, 06/20/27	JPY	37,500	319,886
2.10%, 09/20/27	JPY	31,300	267,999
2.10%, 12/20/27	JPY	60,000	515,882
2.10%, 12/20/28	JPY	35,000	305,481
2.10%, 03/20/29	JPY	70,500	617,450
2.10%, 06/20/29	JPY	75,700	665,268
2.10%, 09/20/29	JPY	88,500	779,721
2.10%, 12/20/29	JPY	87,950	777,288
2.10%, 03/20/30	JPY	100,200	888,168
2.10%, 12/20/30	JPY	80,000	716,754
2.20%, 03/20/24	JPY	38,950	312,957
2.20%, 03/20/26	JPY	42,700	357,446
2.20%, 06/20/26	JPY	29,550	248,591
2.20%, 09/20/26	JPY	245,400	2,074,445
2.20%, 09/20/27	JPY	49,750	428,036
2.20%, 03/20/28	JPY	81,400	706,372
2.20%, 09/20/28	JPY	96,450	842,978
2.20%, 06/20/29	JPY	39,450	348,844
2.20%, 12/20/29	JPY	82,800	736,590
2.20%, 03/20/30	JPY	64,000	571,130
2.20%, 03/20/31	JPY	70,600	639,298
2.30%, 03/20/26	JPY	36,000	302,439
2.30%, 06/20/26	JPY	49,300	416,312
2.30%, 06/20/27	JPY	40,000	344,374
2.40%, 06/20/24	JPY	55,800	452,506
2.40%, 03/20/28	JPY	36,500	320,038
Japan Government Two Year Bond 0.00%, 05/01/23(c)	JPY	140,150	1,080,907
0.00%, 10/01/23(c)	JPY	279,650	2,157,362
0.00%, 01/01/24(c)	JPY	70,500	543,938
0.00%, 02/01/24(c)	JPY	118,650	915,472
0.00%, 03/01/24(c)	JPY	299,200	2,308,618

			172,156,740

Netherlands — 4.5%
Netherlands Government Bond 0.00%, 01/15/24(b)(c)	EUR	2,218	2,331,222
0.00%, 01/15/27(b)(c)	EUR	2,545	2,587,388
0.00%, 01/15/29(c)	EUR	1,053	1,038,323
0.00%, 07/15/30(b)(c)	EUR	2,074	2,003,959
0.00%, 07/15/31(b)(c)	EUR	2,311	2,199,067
0.00%, 01/15/38(b)(c)	EUR	1,138	969,311
0.00%, 01/15/52(b)(c)	EUR	1,661	1,203,986
0.25%, 07/15/25(b)	EUR	2,992	3,122,319
0.25%, 07/15/29(b)	EUR	2,164	2,162,603
0.50%, 07/15/26(b)	EUR	2,552	2,668,541
0.50%, 07/15/32(b)	EUR	130	127,626
0.50%, 01/15/40(b)	EUR	1,594	1,460,798
0.75%, 07/15/27(b)	EUR	2,381	2,499,799
0.75%, 07/15/28(b)	EUR	1,900	1,983,476
1.75%, 07/15/23(b)	EUR	2,205	2,379,434
2.00%, 07/15/24(b)	EUR	2,067	2,257,871
2.50%, 01/15/33(b)	EUR	2,385	2,832,126
2.75%, 01/15/47(b)	EUR	2,802	3,902,768
3.75%, 01/15/42(b)	EUR	2,432	3,635,336
4.00%, 01/15/37(b)	EUR	2,405	3,433,569

Security		Par (000)	Value

Netherlands (continued)
5.50%, 01/15/28(b)	EUR	2,069	$2,743,122

			47,542,644

Norway — 3.3%
Norway Government Bond 1.25%, 09/17/31(b)	NOK	26,304	2,455,640
1.38%, 08/19/30(b)	NOK	41,834	4,006,218
1.50%, 02/19/26(b)	NOK	23,695	2,426,481
1.75%, 03/13/25(b)	NOK	49,056	5,120,379
1.75%, 02/17/27(b)	NOK	23,231	2,377,751
1.75%, 09/06/29(b)	NOK	30,895	3,080,820
2.00%, 05/24/23(b)	NOK	49,436	5,283,377
2.00%, 04/26/28(b)	NOK	29,023	2,977,075
2.13%, 05/18/32(b)	NOK	15,094	1,518,195
3.00%, 03/14/24(b)	NOK	47,314	5,110,064

			34,356,000

Singapore — 4.6%
Singapore Government Bond 0.50%, 11/01/25	SGD	3,129	2,133,499
1.25%, 11/01/26	SGD	1,500	1,033,964
1.63%, 07/01/31	SGD	2,464	1,651,510
1.88%, 03/01/50	SGD	3,439	2,117,212
1.88%, 10/01/51	SGD	1,653	1,008,426
2.00%, 02/01/24	SGD	3,478	2,514,184
2.13%, 06/01/26	SGD	5,257	3,774,153
2.25%, 08/01/36	SGD	4,733	3,245,422
2.38%, 06/01/25	SGD	3,700	2,691,386
2.38%, 07/01/39	SGD	2,041	1,397,922
2.63%, 05/01/28	SGD	3,718	2,714,265
2.75%, 07/01/23	SGD	3,780	2,762,014
2.75%, 04/01/42	SGD	3,196	2,303,329
2.75%, 03/01/46	SGD	3,804	2,765,825
2.88%, 07/01/29	SGD	3,984	2,950,831
2.88%, 09/01/30	SGD	4,830	3,584,562
3.00%, 09/01/24	SGD	4,860	3,583,317
3.38%, 09/01/33	SGD	3,836	2,975,851
3.50%, 03/01/27	SGD	4,456	3,383,525

			48,591,197

Spain — 4.7%
Spain Government Bond 0.00%, 04/30/23(c)	EUR	1,387	1,464,226
0.00%, 01/31/25(c)	EUR	29	29,889
0.00%, 01/31/26(c)	EUR	1,420	1,434,483
0.00%, 01/31/27(c)	EUR	674	667,443
0.00%, 01/31/28(c)	EUR	495	481,155
0.10%, 04/30/31(b)	EUR	1,076	972,588
0.25%, 07/30/24(b)	EUR	750	784,195
0.35%, 07/30/23	EUR	973	1,029,382
0.50%, 04/30/30(b)	EUR	1,080	1,040,952
0.50%, 10/31/31(b)	EUR	1,034	957,466
0.60%, 10/31/29(b)	EUR	1,087	1,066,150
0.70%, 04/30/32	EUR	520	485,164
0.80%, 07/30/27(b)	EUR	944	966,744
0.85%, 07/30/37(b)	EUR	418	358,036
1.00%, 07/30/42(b)	EUR	325	269,007
1.00%, 10/31/50(b)	EUR	1,239	909,076
1.20%, 10/31/40(b)	EUR	769	669,173
1.25%, 10/31/30(b)	EUR	1,220	1,237,166
1.30%, 10/31/26(b)	EUR	1,135	1,202,278
1.40%, 04/30/28(b)	EUR	892	939,105

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® International Treasury Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Spain (continued)
1.40%, 07/30/28(b)	EUR	1,070	$1,124,812
1.45%, 10/31/27(b)	EUR	991	1,049,021
1.45%, 04/30/29(b)	EUR	936	980,818
1.45%, 10/31/71(b)	EUR	240	157,665
1.50%, 04/30/27(b)	EUR	977	1,039,282
1.60%, 04/30/25(b)	EUR	1,152	1,240,885
1.85%, 07/30/35(b)	EUR	904	918,418
1.90%, 10/31/52(b)	EUR	150	134,139
1.95%, 04/30/26(b)	EUR	1,215	1,320,961
1.95%, 07/30/30(b)	EUR	1,165	1,251,914
2.15%, 10/31/25(b)	EUR	972	1,065,403
2.35%, 07/30/33(b)	EUR	1,382	1,504,668
2.70%, 10/31/48(b)	EUR	735	810,886
2.75%, 10/31/24(b)	EUR	1,284	1,422,419
2.90%, 10/31/46(b)	EUR	672	772,170
3.45%, 07/30/66(b)	EUR	701	844,243
3.80%, 04/30/24(b)	EUR	988	1,110,509
4.20%, 01/31/37(b)	EUR	1,132	1,500,935
4.40%, 10/31/23(b)	EUR	943	1,056,905
4.65%, 07/30/25(b)	EUR	1,583	1,864,523
4.70%, 07/30/41(b)	EUR	1,030	1,494,671
4.80%, 01/31/24(b)	EUR	707	803,146
4.90%, 07/30/40(b)	EUR	1,013	1,493,843
5.15%, 10/31/28(b)	EUR	975	1,262,053
5.15%, 10/31/44(b)	EUR	570	895,669
5.75%, 07/30/32	EUR	1,041	1,490,196
5.90%, 07/30/26(b)	EUR	1,407	1,775,478
6.00%, 01/31/29	EUR	1,251	1,707,558

			49,056,868

Sweden — 3.5%
Sweden Government Bond 0.13%, 05/12/31(b)	SEK	34,105	3,015,891
0.75%, 05/12/28	SEK	40,320	3,890,154
0.75%, 11/12/29(b)	SEK	42,310	4,018,986
1.00%, 11/12/26(a)	SEK	57,800	5,732,645
1.50%, 11/13/23(b)	SEK	66,685	6,826,156
2.25%, 06/01/32(a)	SEK	30,185	3,221,799
2.50%, 05/12/25	SEK	56,635	5,939,683
3.50%, 03/30/39	SEK	30,680	3,876,238

			36,521,552

United Kingdom — 4.7%
United Kingdom Gilt 0.13%, 01/31/24(a)	GBP	1,300	1,592,020
0.13%, 01/30/26(a)	GBP	1,293	1,536,421
0.13%, 01/31/28(a)	GBP	660	757,963
0.25%, 07/31/31(a)	GBP	1,369	1,481,479
0.38%, 10/22/26(a)	GBP	1,030	1,219,795
0.38%, 10/22/30(a)	GBP	910	1,015,548
0.50%, 10/22/61(a)	GBP	658	509,845
0.63%, 06/07/25(a)	GBP	600	731,685
0.63%, 07/31/35(a)	GBP	1,146	1,197,214
0.63%, 10/22/50(a)	GBP	1,167	1,025,597
0.75%, 07/22/23(a)	GBP	1,200	1,495,209
0.88%, 10/22/29(a)	GBP	1,045	1,230,989
0.88%, 07/31/33(a)	GBP	540	605,485
0.88%, 01/31/46(a)	GBP	538	521,588
1.00%, 04/22/24(a)	GBP	1,115	1,386,110
1.13%, 10/22/73(a)	GBP	170	167,636
1.25%, 07/22/27(a)	GBP	1,008	1,240,258

Security		Par/ Shares (000)	Value

United Kingdom (continued)
1.25%, 10/22/41(a)	GBP	1,035	$1,120,428
1.25%, 07/31/51(a)	GBP	486	504,175
1.50%, 07/22/26(a)	GBP	384	479,751
1.50%, 07/22/47(a)	GBP	755	841,336
1.50%, 07/31/53(a)	GBP	50	55,592
1.63%, 10/22/28(a)	GBP	193	241,450
1.63%, 10/22/54(a)	GBP	565	647,442
1.63%, 10/22/71(a)	GBP	517	610,511
1.75%, 09/07/37(a)	GBP	1,030	1,233,524
1.75%, 01/22/49(a)	GBP	515	606,336
1.75%, 07/22/57(a)	GBP	696	829,413
2.00%, 09/07/25(a)	GBP	498	633,600
2.25%, 09/07/23(a)	GBP	868	1,101,181
2.50%, 07/22/65(a)	GBP	757	1,127,942
2.75%, 09/07/24(a)	GBP	310	399,711
3.25%, 01/22/44(a)	GBP	953	1,432,801
3.50%, 01/22/45(a)	GBP	788	1,236,508
3.50%, 07/22/68(a)	GBP	801	1,513,546
3.75%, 07/22/52(a)	GBP	495	862,874
4.00%, 01/22/60(a)	GBP	537	1,050,288
4.25%, 12/07/27(a)	GBP	534	761,138
4.25%, 06/07/32(a)	GBP	895	1,365,587
4.25%, 03/07/36(a)	GBP	675	1,070,395
4.25%, 09/07/39(a)	GBP	638	1,052,637
4.25%, 12/07/40(a)	GBP	749	1,249,715
4.25%, 12/07/46(a)	GBP	614	1,088,085
4.25%, 12/07/49(a)	GBP	511	935,949
4.25%, 12/07/55(a)	GBP	653	1,276,488
4.50%, 09/07/34(a)	GBP	652	1,039,219
4.50%, 12/07/42(a)	GBP	848	1,490,023
4.75%, 12/07/30(a)	GBP	556	863,004
4.75%, 12/07/38(a)	GBP	603	1,041,598
5.00%, 03/07/25(a)	GBP	381	522,021
6.00%, 12/07/28(a)	GBP	515	818,615

			48,817,725

Total Foreign Government Obligations — 99.1% (Cost: $1,235,714,476)			1,036,262,717

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.34%(d)(e)		410	410,000

Total Short-Term Investments — 0.1% (Cost: $410,000)			410,000

Total Investments in Securities — 99.2% (Cost: $1,236,124,476)			1,036,672,717

Other Assets, Less Liabilities — 0.8%			8,883,336

Net Assets — 100.0%			$1,045,556,053

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Zero-coupon bond.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.

16	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® International Treasury Bond ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/22	Shares Held at 04/30/22 (000)	Income	Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$460,000	$ —	$(50,000)	(a)	$—	$—	$410,000	410	$366	$(1)

(a)	Represents net amount purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Foreign Government Obligations	$—	$1,036,262,717	$—	$1,036,262,717
Money Market Funds	410,000	—	—	410,000

	$410,000	$1,036,262,717	$—	$1,036,672,717

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	17

Statements of Assets and Liabilities (unaudited)

April 30, 2022

	iShares 1-3 Year International Treasury Bond ETF	iShares International Treasury Bond ETF

ASSETS
Investments in securities, at value:
Unaffiliated(a)	$67,253,463	$1,036,262,717
Affiliated(b)	10,000	410,000
Cash	716	7,451
Foreign currency, at value(c)	—	4,120,004
Receivables:
Investments sold	4,277,187	12,788,590
Capital shares sold	—	778,624
Dividends	3	127
Interest	369,381	6,789,594

Total assets	71,910,750	1,061,157,107

LIABILITIES
Foreign bank overdraft(d)	62,772	—
Payables:
Investments purchased	4,037,871	15,288,767
Investment advisory fees	20,120	312,287

Total liabilities	4,120,763	15,601,054

NET ASSETS	$67,789,987	$1,045,556,053

NET ASSETS CONSIST OF:
Paid-in capital	$83,951,820	$1,262,124,936
Accumulated loss	(16,161,833)	(216,568,883)

NET ASSETS	$67,789,987	$1,045,556,053

Shares outstanding	950,000	24,350,000

Net asset value	$71.36	$42.94

Shares authorized	Unlimited	Unlimited

Par value	None	None

(a) Investments, at cost — Unaffiliated	$74,279,026	$1,235,714,476

(b) Investments, at cost — Affiliated	$10,000	$410,000

(c) Foreign currency, at cost	$—	$4,302,863

(d) Foreign bank overdraft, at cost	$51,637	$—

See notes to financial statements.

18	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations (unaudited)

Six Months Ended April 30, 2022

	iShares 1-3 Year International Treasury Bond ETF	iShares International Treasury Bond ETF

INVESTMENT INCOME
Dividends — Affiliated	$6	$366
Interest — Unaffiliated	(65,087)	2,876,913
Foreign taxes withheld	—	(847)

Total investment income	(65,081)	2,876,432

EXPENSES
Investment advisory fees	126,978	2,004,339
Professional fees	217	217

Total expenses	127,195	2,004,556

Net investment income (loss)	(192,276)	871,876

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(663,506)	(7,432,503)
In-kind redemptions — Unaffiliated	—	(700,153)
Capital gain distributions from underlying funds — Affiliated	—	(1)
Foreign currency transactions	(30,708)	(439,725)

Net realized loss	(694,214)	(8,572,382)

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	(6,625,650)	(180,015,978)
Foreign currency translations	(31,730)	(529,104)

Net change in unrealized appreciation (depreciation)	(6,657,380)	(180,545,082)

Net realized and unrealized loss	(7,351,594)	(189,117,464)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(7,543,870)	$(188,245,588)

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	19

Statements of Changes in Net Assets

	iShares 1-3 Year International Treasury Bond ETF		iShares International Treasury Bond ETF

	Six Months Ended 04/30/22 (unaudited)	Year Ended 10/31/21	Six Months Ended 04/30/22 (unaudited)	Year Ended 10/31/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income (loss)	$(192,276)	$(349,662)	$871,876	$1,706,805
Net realized gain (loss)	(694,214)	1,408,412	(8,572,382)	10,657,620
Net change in unrealized appreciation (depreciation)	(6,657,380)	(1,950,151)	(180,545,082)	(59,153,120)

Net decrease in net assets resulting from operations	(7,543,870)	(891,401)	(188,245,588)	(46,788,695)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(958,072)	—	(4,625,904)	—

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	—	20,246,747	55,217,872	147,069,339

NET ASSETS
Total increase (decrease) in net assets	(8,501,942)	19,355,346	(137,653,620)	100,280,644
Beginning of period	76,291,929	56,936,583	1,183,209,673	1,082,929,029

End of period	$67,789,987	$76,291,929	$1,045,556,053	$1,183,209,673

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

20	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	iShares 1-3 Year International Treasury Bond ETF
	Six Months Ended 04/30/22 (unaudited)		Year Ended 10/31/21	Year Ended 10/31/20	Year Ended 10/31/19		Year Ended 10/31/18	Year Ended 10/31/17

Net asset value, beginning of period	$80.31		$81.34	$78.93	$80.16		$82.78	$80.72

Net investment loss(a)	(0.20)		(0.49)	(0.14)	(0.00	)(b)	(0.06)	(0.04)
Net realized and unrealized gain (loss)(c)	(7.74)		(0.54)	2.55	0.20		(2.17)	2.10

Net increase (decrease) from investment operations	(7.94)		(1.03)	2.41	0.20		(2.23)	2.06

Distributions(d)
From net investment income	(1.01)		—	—	(1.43)		(0.39)	—

Total distributions	(1.01)		—	—	(1.43)		(0.39)	—

Net asset value, end of period	$71.36		$80.31	$81.34	$78.93		$80.16	$82.78

Total Return(e)
Based on net asset value	(10.00	)%(f)	(1.27)%	3.05%	0.25%		(2.71)%	2.55%

Ratios to Average Net Assets(g)
Total expenses	0.35	%(h)	0.35%	0.35%	0.35%		0.35%	0.35%

Total expenses after fees waived	0.35	%(h)	0.35%	0.17%	0.09%		0.01%	0.01%

Net investment loss	(0.53	)%(h)	(0.59)%	(0.18)%	(0.01)%		(0.07)%	(0.04)%

Supplemental Data
Net assets, end of period (000)	$67,790		$76,292	$56,937	$67,090		$76,156	$78,641

Portfolio turnover rate(i)	33	%(f)	60%	71%	56%		47%	48%

(a)	Based on average shares outstanding.
(b)	Rounds to less than $0.01.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	21

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares International Treasury Bond ETF
	Six Months Ended 04/30/22 (unaudited)		Year Ended 10/31/21	Year Ended 10/31/20	Year Ended 10/31/19	Year Ended 10/31/18	Year Ended 10/31/17 (a)

Net asset value, beginning of period	$51.00		$52.95	$50.76	$47.45	$48.72	$48.06

Net investment income(b)	0.04		0.08	0.21	0.30	0.33	0.37
Net realized and unrealized gain (loss)(c)	(7.90)		(2.03)	2.10	3.16	(1.58)	0.62

Net increase (decrease) from investment operations	(7.86)		(1.95)	2.31	3.46	(1.25)	0.99

Distributions(d)
From net investment income	(0.20)		—	(0.12)	(0.15)	(0.02)	(0.33)

Total distributions	(0.20)		—	(0.12)	(0.15)	(0.02)	(0.33)

Net asset value, end of period	$42.94		$51.00	$52.95	$50.76	$47.45	$48.72

Total Return(e)
Based on net asset value	(15.48	)%(f)	(3.68)%	4.57%	7.31%	(2.57)%	2.13%

Ratios to Average Net Assets(g)
Total expenses	0.35	%(h)	0.35%	0.35%	0.35%	0.35%	0.35%

Net investment income	0.15	%(h)	0.14%	0.41%	0.62%	0.66%	0.78%

Supplemental Data
Net assets, end of period (000)	$1,045,556		$1,183,210	$1,082,929	$903,457	$851,684	$811,247

Portfolio turnover rate(i)	9	%(f)	21%	41%	9%	10%	9%

(a)	Per share amounts reflect a two-for-one stock split effective after the close of trading on August 30, 2017.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

22	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):

iShares ETF	Diversification Classification
1-3 Year International Treasury Bond	Non-diversified
International Treasury Bond	Non-diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.

Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of April 30, 2022, if any, are disclosed in the Statements of Assets and Liabilities.

The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

N O T E S T O F I N A N C I A L S T A T E M E N T S	23

Notes to Financial Statements (unaudited)  (continued)

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.

24	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited)  (continued)

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
1-3 Year International Treasury Bond	0.35%
International Treasury Bond	0.35

Sub-Adviser: BFA has entered into a sub-advisory agreement with BlackRock International Limited (the “Sub-Adviser”), an affiliate of BFA, under which BFA pays the Sub-Adviser for services it provides to the Funds.

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

6.	PURCHASES AND SALES

For the six months ended April 30, 2022, purchases and sales of investments, excluding short-term investments and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales
1-3 Year International Treasury Bond	$24,582,999	$ 23,820,593
International Treasury Bond	129,300,532	101,870,792

For the six months ended April 30, 2022, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
International Treasury Bond	$79,959,991	$45,203,328

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2022, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of October 31, 2021, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring
1-3 Year International Treasury Bond	$ 8,019,446
International Treasury Bond	6,162,997

N O T E S T O F I N A N C I A L S T A T E M E N T S	25

Notes to Financial Statements (unaudited)  (continued)

As of April 30, 2022, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
1-3 Year International Treasury Bond	$74,483,152	$14,455	$(7,234,144)	$(7,219,689)
International Treasury Bond	1,238,508,568	566,058	(202,401,909)	(201,835,851)

8.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.

An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. Although vaccines have been developed and approved for use by various governments, the duration of this pandemic and its effects cannot be determined with certainty.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

The Funds invest a significant portion of their assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Funds’ investments.

Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching. In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but could be significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.

The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Funds may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

26	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited)  (continued)

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a Fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates ceased to be published or no longer are representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

9.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 04/30/22		Year Ended 10/31/21
iShares ETF	Shares	Amount	Shares	Amount

1-3 Year International Treasury Bond
Shares sold	—	$—	250,000	$20,246,747

International Treasury Bond
Shares sold	2,450,000	$118,323,768	6,100,000	$324,357,341
Shares redeemed	(1,300,000)	(63,105,896)	(3,350,000)	(177,288,002)

Net increase	1,150,000	$55,217,872	2,750,000	$147,069,339

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.

10.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	27

Statement Regarding Liquidity Risk Management Program  (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares 1-3 Year International Treasury Bond ETF and iShares International Treasury Bond ETF (the “Funds” or “ETFs”), each a series of the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.

The Board of Trustees (the “Board”) of the Trust, on behalf of the Funds, met on December 9, 2021 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2020 through September 30, 2021 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish each Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays and the imposition of capital controls in certain non-U.S. countries.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing each Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure, with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size (“RATS”). The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. While the ETFs generally do not engage in borrowing, certain of the ETFs have the flexibility to draw on a line of credit to meet redemption requests or facilitate settlements.

d)

The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs and reviewed any persistent deviations from long-term averages.

e)

The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.

As part of BlackRock’s continuous review of the effectiveness of the Program, the Committee made the following material changes to the Program: (1) updates to certain model components in the Program’s methodology; and (2) certain iShares Funds entered into a $800 million credit agreement with a group of lenders that replaced a previous liquidity facility. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

28	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

April 30, 2022

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date

iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
1-3 Year International Treasury Bond(a)	$0.959734	$—	$0.048763	$1.008497	95%	—%	5%	100%
International Treasury Bond(a)	0.193778	—	0.003069	0.196847	98	—	2	100

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

S U P P L E M E N T A L I N F O R M A T I O N	29

General Information

Electronic Delivery

Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

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Glossary of Terms Used in this Report

Currency Abbreviations

AUD	Australian Dollar

CAD	Canadian Dollar

DKK	Danish Krone

EUR	Euro

GBP	British Pound

ILS	Israeli Shekel

JPY	Japanese Yen

NOK	Norwegian Krone

SEK	Swedish Krona

SGD	Singapore Dollar

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	31

Want to know more?

iShares.com    |    1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2022 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-1003-0422

APRIL 30, 2022

2022 Semi-Annual Report (Unaudited)

iShares Trust

•	iShares J.P. Morgan USD Emerging Markets Bond ETF | EMB | NASDAQ

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of April 30, 2022 saw the emergence of significant challenges that disrupted the economic recovery and strong financial markets which characterized 2021. The U.S. economy shrank in the first quarter of 2022, ending the run of robust growth which followed reopening and the development of the COVID-19 vaccines. Rapid changes in consumer spending led to supply constraints and elevated inflation, which reached a 40-year high. Moreover, while the foremost effect of Russia’s invasion of Ukraine has been a severe humanitarian crisis, the invasion has presented challenges for both investors and policymakers.

Equity prices were mixed but mostly down, as persistently high inflation drove investors’ expectations for higher interest rates, particularly weighing on relatively high valuation growth stocks and economically sensitive small-capitalization stocks. Overall, small-capitalization U.S. stocks declined, while large-capitalization U.S. stocks were nearly flat. Both emerging market stocks and international equities from developed markets fell significantly, pressured by rising interest rates and a strengthening U.S. dollar.

The 10-year U.S. Treasury yield (which is inversely related to bond prices) rose during the reporting period as increasing inflation drove investors’ expectations for higher interest rates. The corporate bond market also faced inflationary headwinds, and increasing uncertainty led to higher corporate bond spreads (the difference in yield between U.S. Treasuries and similarly-dated corporate bonds).

The U.S. Federal Reserve (the “Fed”), acknowledging that inflation is growing faster than expected, raised interest rates in March 2022, the first increase of this business cycle. Furthermore, the Fed wound down its bond-buying programs and raised the prospect of reversing the flow and reducing its balance sheet. Continued high inflation and the Fed’s new tone led many analysts to anticipate that the Fed will continue to raise interest rates multiple times throughout the year.

Looking ahead, however, the horrific war in Ukraine has significantly clouded the outlook for the global economy, leading to major volatility in energy and metal markets. Sanctions on Russia, Europe’s top energy supplier, and general wartime disruption are likely to drive already-high commodity prices even higher. We believe sharp increases in energy prices will exacerbate inflationary pressure while also constraining economic growth. Combating inflation without stifling a recovery, while buffering against ongoing supply and price shocks amid the ebb and flow of the pandemic, will be an especially challenging environment for setting effective monetary policy. Despite the likelihood of more rate increases on the horizon, we believe the Fed will err on the side of protecting employment, even at the expense of higher inflation.

In this environment, we favor an overweight to equities, as valuations have become more attractive and inflation-adjusted interest rates remain low. Sectors that are better poised to manage the transition to a lower-carbon world, such as technology and healthcare, are particularly attractive in the long term. We favor U.S. equities due to strong earnings momentum, while Japanese equities should benefit from supportive monetary and fiscal policy. We are underweight credit overall, but inflation-protected U.S. Treasuries, Asian fixed income, and emerging market local-currency bonds offer potential opportunities for additional yield. We believe that international diversification and a focus on sustainability and quality can help provide portfolio resilience.

Overall, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of April 30, 2022

	6-Month	12-Month
U.S. large cap equities (S&P 500® Index)	(9.65)%	0.21%
U.S. small cap equities (Russell 2000® Index)	(18.38)	(16.87)
International equities (MSCI Europe, Australasia, Far East Index)	(11.80)	(8.15)
Emerging market equities (MSCI Emerging Markets Index)	(14.15)	(18.33)
3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.07	0.08
U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(10.29)	(8.86)
U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	(9.47)	(8.51)
Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	(7.90)	(7.88)
U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	(7.40)	(5.22)

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Fund Summary as of April 30, 2022	iShares® J.P. Morgan USD Emerging Markets Bond ETF

Investment Objective

The iShares J.P. Morgan USD Emerging Markets Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, emerging market bonds, as represented by the J.P. Morgan EMBI® Global Core Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	(15.11)%	(14.17)%	(0.07)%	2.39%	(14.17)%	(0.34)%	26.64%
Fund Market	(15.54)	(14.90)	(0.23)	2.28	(14.90)	(1.13)	25.29
Index	(15.66)	(14.60)	0.16	2.89	(14.60)	0.83	32.96

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 5 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (11/01/21)	Ending Account Value (04/30/22)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/21)	Ending Account Value (04/30/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$848.90	$ 1.79		$1,000.00	$1,022.90	$ 1.96		0.39%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Rating*	Percent of Total Investments	(a)
Aa	6.2%
A	12.4
Baa	35.1
Ba	18.1
B	16.8
Caa	4.5
Ca	2.5
Not Rated	4.4

TEN LARGEST GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)
Mexico	5.8%
Indonesia	5.2
Saudi Arabia	4.9
United Arab Emirates	4.8
Turkey	4.7
Qatar	4.6
China	4.1
South Africa	3.7
Philippines	3.7
Brazil	3.6

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

4	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of the Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

Shareholders of the Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2) ongoing expenses, including management fees and other fund expenses. The expense example shown (which is based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other funds.

The expense example provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During Period.”

The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical example is useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

A B O U T F U N D P E R F O R M A N C E / S H A R E H O L D E R E X P E N S E S	5

Schedule of Investments (unaudited) April 30, 2022	iShares® J.P. Morgan USD Emerging Markets Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Azerbaijan — 0.4%
Southern Gas Corridor CJSC, 6.88%, 03/24/26(a)	$52,167	$55,231,811

Bahrain — 0.2%
Oil and Gas Holding Co. BSCC (The), 7.50%, 10/25/27(a)	26,799	28,102,101

Chile — 0.9%
Corp. Nacional del Cobre de Chile 3.00%, 09/30/29 (Call 06/30/29)(a)	18,821	16,883,613
3.15%, 01/14/30 (Call 10/14/29)(a)	14,963	13,497,561
3.63%, 08/01/27 (Call 05/01/27)(a)	20,823	20,026,520
3.70%, 01/30/50 (Call 07/30/49)(a)	45,402	36,103,103
4.38%, 02/05/49 (Call 08/05/48)(a)	21,621	19,185,935
4.50%, 08/01/47 (Call 02/01/47)(a)	20,460	18,584,074
Empresa de Transporte de Pasajeros Metro SA, 4.70%, 05/07/50 (Call 11/07/49)(a)	17,074	15,412,487

		139,693,293

China — 2.3%
China Minmetals Corp., 3.75%, (Call 11/13/22)(a)(b)(c)	10,579	10,579,000
CNAC HK Finbridge Co. Ltd. 3.00%, 09/22/30(a)	13,653	11,831,007
3.38%, 06/19/24(a)	14,961	14,827,548
4.13%, 07/19/27(a)	13,465	13,097,271
5.13%, 03/14/28(a)	24,029	24,339,455
CNOOC Curtis Funding No. 1 Pty Ltd., 4.50%, 10/03/23(a)	14,003	14,213,325
Minmetals Bounteous Finance BVI Ltd., 3.38%, (Call 09/03/24)(a)(b)(c)	14,644	14,424,340
Sinopec Group Overseas Development 2012 Ltd., 4.88%, 05/17/42(a)	13,876	13,976,323
Sinopec Group Overseas Development 2013 Ltd., 4.38%, 10/17/23(a)	17,081	17,381,626
Sinopec Group Overseas Development 2014 Ltd., 4.38%, 04/10/24(a)	18,541	18,877,890
Sinopec Group Overseas Development 2015 Ltd., 3.25%, 04/28/25(a)	21,092	20,883,189
Sinopec Group Overseas Development 2017 Ltd., 3.63%, 04/12/27(a)	13,460	13,255,004
Sinopec Group Overseas Development 2018 Ltd. 1.45%, 01/08/26(a)	15,591	14,357,908
2.15%, 05/13/25 (Call 04/13/25)(a)	13,415	12,861,363
2.30%, 01/08/31(a)	15,771	13,638,288
2.70%, 05/13/30 (Call 02/13/30)(a)	20,731	18,616,438
2.95%, 11/12/29 (Call 08/12/29)(a)	13,371	12,278,456
SPIC MTN Co. Ltd., 1.63%, 07/27/25(a)	13,149	12,209,372
State Grid Overseas Investment 2014 Ltd., 4.13%, 05/07/24(a)	21,808	22,154,965
State Grid Overseas Investment 2016 Ltd. 1.63%, 08/05/30 (Call 05/05/30)(a)	15,795	13,041,773
3.50%, 05/04/27 (a)	31,742	31,282,059
Three Gorges Finance I Cayman Islands Ltd., 3.15%, 06/02/26(a)	13,176	12,917,750

		351,044,350

Indonesia — 1.1%
Indonesia Asahan Aluminium Persero PT 4.75%, 05/15/25 (Call 04/15/25)(a)	10,647	10,634,862
5.45%, 05/15/30 (Call 02/15/30)(a)	10,893	10,831,019
6.53%, 11/15/28(a)	11,380	12,324,540

Security	Par (000)	Value

Indonesia (continued)
Pelabuhan Indonesia Persero PT, 4.25%, 05/05/25(a)	$11,972	$11,968,289
Pertamina Persero PT 1.40%, 02/09/26 (Call 01/09/26)(a)	10,696	9,599,767
4.18%, 01/21/50 (Call 07/21/49)(a)	10,568	8,692,180
4.30%, 05/20/23(a)	4,000	4,026,000
5.63%, 05/20/43 (a)	15,317	14,713,663
6.00%, 05/03/42(a)	13,018	13,146,553
6.45%, 05/30/44(a)	16,133	16,939,650
Perusahaan Listrik Negara PT, 4.13%, 05/15/27(a)	16,002	15,655,957
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 4.00%, 06/30/50 (Call 12/30/49)(a)	10,725	8,213,339
5.25%, 10/24/42(a)	10,685	9,615,164
5.45%, 05/21/28(a)	10,557	10,892,185
6.15%, 05/21/48(a)	10,615	10,653,479

		167,906,647

Kazakhstan — 0.8%
KazMunayGas National Co. JSC 4.75%, 04/19/27(a)	26,243	24,933,999
5.38%, 04/24/30(a)	32,973	31,729,918
5.75%, 04/19/47(a)	32,724	29,590,677
6.38%, 10/24/48(a)	39,237	37,502,725

		123,757,319

Malaysia — 2.0%
Petronas Capital Ltd. 2.48%, 01/28/32 (Call 10/28/31)(a)	32,428	28,016,170
3.40%, 04/28/61 (Call 10/28/60)(a)	45,745	35,797,750
3.50%, 03/18/25(a)	38,321	38,311,420
3.50%, 04/21/30 (Call 01/21/30)(a)	59,388	56,636,851
4.50%, 03/18/45 (a)	39,220	39,141,560
4.55%, 04/21/50 (Call 10/21/49)(a)	71,502	71,693,268
4.80%, 04/21/60 (Call 10/21/59)(a)	26,046	26,881,816

		296,478,835

Mexico — 2.7%
Banco Nacional de Comercio Exterior SNC/Cayman Islands, 4.38%, 10/14/25(a)	8,142	8,339,443
Comision Federal de Electricidad 3.35%, 02/09/31 (Call 11/09/30)(a)	10,259	8,193,094
4.69%, 05/15/29 (Call 03/15/29)(d)	10,349	9,516,552
4.69%, 05/15/29 (Call 03/15/29)(a)	400	367,825
4.75%, 02/23/27(a)	8,578	8,449,330
4.88%, 01/15/24(a)	8,476	8,444,215
Mexico City Airport Trust, 5.50%, 07/31/47 (Call 01/31/47)(a)	17,841	14,228,198
Petroleos Mexicanos 4.50%, 01/23/26	8,491	7,934,840
5.35%, 02/12/28	16,098	14,239,325
5.95%, 01/28/31 (Call 10/28/30)	32,372	27,166,259
6.35%, 02/12/48	13,440	9,361,632
6.38%, 01/23/45	10,159	7,267,342
6.49%, 01/23/27 (Call 11/23/26)	11,641	11,142,765
6.50%, 03/13/27	33,733	32,224,798
6.50%, 01/23/29	10,590	9,689,850
6.50%, 06/02/41	13,444	9,982,170
6.63%, 06/15/35	23,560	19,107,160
6.75%, 09/21/47	46,685	33,714,973
6.84%, 01/23/30 (Call 10/23/29)	19,735	17,984,505
6.88%, 08/04/26	20,733	20,650,068
6.95%, 01/28/60 (Call 07/28/59)	31,992	23,354,160

6	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® J.P. Morgan USD Emerging Markets Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mexico (continued)
7.69%, 01/23/50 (Call 07/23/49)	$68,104	$53,155,172
Petroleos Mexicanos Co., 6.70%, 02/16/32 (Call 11/16/31)	59,316	51,111,411

		405,625,087

Nigeria — 0.2%
Republic of Nigeria, 8.38%, 03/24/29(d)	35,120	32,573,800

Pakistan — 0.2%
Pakistan Global Sukuk Programme Co Ltd/The, 7.95%, 01/31/29(d)	25,715	24,450,143

Panama — 0.3%
Aeropuerto Internacional de Tocumen SA, 5.13%, 08/11/61 (Call 08/11/60)(a)	27,637	23,669,363
Banco Nacional de Panama, 2.50%, 08/11/30 (Call 05/11/30)(a)	21,376	17,943,015

		41,612,378

Peru — 0.3%
Petroleos del Peru SA 4.75%, 06/19/32(a)	20,297	16,415,199
5.63%, 06/19/47(a)	40,474	29,404,361

		45,819,560

Philippines — 0.1%
Power Sector Assets & Liabilities Management Corp., 7.39%, 12/02/24(a)	21,086	23,099,713

Qatar — 0.9%
Qatar Energy 1.38%, 09/12/26 (Call 08/12/26)(a)	19,074	17,285,813
2.25%, 07/12/31 (Call 04/12/31)(a)	45,086	39,450,250
Qatar Petroleum 3.13%, 07/12/41 (Call 01/12/41)(a)	44,426	37,034,624
3.30%, 07/12/51 (Call 01/12/51)(a)	51,045	42,185,502

		135,956,189

Russia — 0.0%
Vnesheconombank Via VEB Finance PLC 5.94%, 11/21/23(a)	18,657	373,140
6.80%, 11/22/25(a)	16,999	339,980

		713,120

South Africa — 0.4%
Eskom Holdings SOC Ltd. 6.35%, 08/10/28(a)	23,867	23,494,078
6.75%, 08/06/23(a)	17,539	17,024,055
7.13%, 02/11/25(a)	30,282	28,820,894

		69,339,027

United Arab Emirates — 1.3%
Abu Dhabi Crude Oil Pipeline LLC, 4.60%, 11/02/47(a)	23,093	22,729,285
DAE Funding LLC, 1.55%, 08/01/24 (Call 07/01/24)(a)	10,923	10,185,697
DP World Crescent Ltd. 3.88%, 07/18/29(a)	10,850	10,388,875
4.85%, 09/26/28(a)	10,632	10,916,406
DP World Ltd./United Arab Emirates 5.63%, 09/25/48(a)	13,894	13,883,579
6.85%, 07/02/37(a)	18,730	21,275,220
DP World Salaam, 6.00%, (Call 10/01/25)(a)(b)(c)	16,334	16,533,071
MDGH GMTN (RSC) Ltd., 3.38%, 03/28/32
(Call 12/28/31)(a)	5,925	5,648,377

Security	Par (000)	Value

United Arab Emirates (continued)
MDGH GMTN RSC Ltd. 2.50%, 11/07/24 (Call 10/07/24)(a)	$10,612	$10,381,852
3.40%, 06/07/51 (Call 12/07/50)(a)	10,757	9,562,301
MDGH-GMTN BV 2.50%, 05/21/26 (Call 04/21/26)(a)	10,889	10,380,620
2.88%, 11/07/29 (Call 08/07/29)(a)	10,820	10,122,110
2.88%, 05/21/30 (Call 02/21/30)(a)	10,824	10,031,142
3.70%, 11/07/49 (Call 05/07/49)(a)	16,063	14,640,420
3.95%, 05/21/50 (Call 11/21/49)(a)	22,126	21,023,849

		197,702,804

Venezuela — 0.1%
Petroleos de Venezuela SA 5.38%, 04/12/27(a)(e)(f)	24,185	1,632,487
5.50%, 04/12/37(a)(e)(f)	22,444	1,514,984
6.00%, 05/16/24(a)(e)(f)	32,388	2,186,149
6.00%, 11/15/26(a)(e)(f)	30,450	2,055,400
9.00%, 11/17/21(a)(e)(f)	28,268	1,908,093
9.75%, 05/17/35(a)(e)(f)	31,912	2,154,018
12.75%, 02/17/22(a)(e)(f)	14,002	945,155

		12,396,286

Total Corporate Bonds & Notes — 14.2% (Cost: $2,580,016,835)		2,151,502,463

Foreign Government Obligations(g)

Angola — 1.3%
Angolan Government International Bond 8.00%, 11/26/29(a)	46,715	43,561,737
8.25%, 05/09/28(a)	45,623	43,798,080
8.75%, 04/14/32(d)	43,525	41,022,313
9.13%, 11/26/49(a)	33,055	29,187,565
9.38%, 05/08/48(a)	45,580	41,022,000
9.50%, 11/12/25(a)	3,000	3,191,250

		201,782,945

Argentina — 1.5%
Argentine Republic Government International Bond 0.50%, 07/09/30 (Call 05/30/22)(h)	184,112	57,811,190
1.00%, 07/09/29 (Call 05/31/22)	28,870	9,209,577
1.13%, 07/09/35 (Call 05/30/22)(h)	232,126	65,807,824
1.13%, 07/09/46 (Call 05/30/22)(h)	22,331	6,431,378
2.00%, 01/09/38 (Call 05/30/22)(h)	128,696	46,008,800
2.50%, 07/09/41 (Call 05/30/22)(h)	118,950	39,669,703

		224,938,472

Azerbaijan — 0.4%
Republic of Azerbaijan International Bond 3.50%, 09/01/32(a)	28,322	24,902,118
4.75%, 03/18/24(a)	29,374	29,306,073

		54,208,191

Bahrain — 3.0%
Bahrain Government International Bond 5.25%, 01/25/33(a)	26,347	23,173,833
5.45%, 09/16/32(a)	26,042	23,336,887
5.63%, 09/30/31(a)	25,421	23,392,086
5.63%, 05/18/34(a)	27,548	24,729,495
6.00%, 09/19/44(a)	33,193	27,452,686
6.13%, 08/01/23(a)	29,589	30,251,054
6.75%, 09/20/29(a)	32,472	32,782,513
7.00%, 01/26/26(a)	30,768	32,735,229

S C H E D U L E O F I N V E S T M E N T S	7

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® J.P. Morgan USD Emerging Markets Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Bahrain (continued)
7.00%, 10/12/28(a)	$44,179	$46,368,622
7.38%, 05/14/30(a)	25,938	26,980,383
CBB International Sukuk Co. 5 SPC, 5.62%, 02/12/24(a)	25,754	26,120,994
CBB International Sukuk Co. 7 SPC, 6.88%, 10/05/25(a)	27,366	29,517,652
CBB International Sukuk Programme Co. WLL 3.88%, 05/18/29(d)	26,333	24,544,002
3.88%, 05/18/29(a)	3,000	2,796,188
3.95%, 09/16/27(a)	24,963	24,047,170
4.50%, 03/30/27(a)	26,540	26,329,339
6.25%, 11/14/24(a)	26,683	27,671,939

		452,230,072

Bolivia — 0.1%
Bolivian Government International Bond, 4.50%, 03/20/28(a)	23,065	19,501,458

Brazil — 3.6%
Banco Nacional de Desenvolvimento Economico e Social, 5.75%, 09/26/23(a)	16,159	16,783,141
Brazilian Government International Bond 2.88%, 06/06/25	28,240	27,011,560
3.75%, 09/12/31	24,569	21,190,763
3.88%, 06/12/30	56,782	50,014,295
4.25%, 01/07/25	70,563	71,325,962
4.50%, 05/30/29 (Call 02/28/29)	31,914	30,094,902
4.63%, 01/13/28 (Call 10/13/27)	48,315	47,116,184
4.75%, 01/14/50 (Call 07/14/49)	65,925	50,115,361
5.00%, 01/27/45	53,858	43,399,450
5.63%, 01/07/41	36,103	32,149,721
5.63%, 02/21/47	45,580	39,136,127
6.00%, 04/07/26	35,297	37,267,014
7.13%, 01/20/37	26,483	28,590,054
8.25%, 01/20/34	22,717	26,398,574
8.88%, 04/15/24	15,583	17,397,446

		537,990,554

Chile — 2.3%
Chile Government International Bond 2.45%, 01/31/31 (Call 10/31/30)	29,764	25,946,767
2.55%, 01/27/32 (Call 10/27/31)	25,285	21,971,085
2.55%, 07/27/33 (Call 04/27/33)	37,989	31,758,804
2.75%, 01/31/27 (Call 12/31/26)	25,475	24,073,875
3.10%, 05/07/41 (Call 11/07/40)	45,137	35,319,702
3.10%, 01/22/61 (Call 07/22/60)	33,339	23,093,509
3.24%, 02/06/28 (Call 11/06/27)	33,297	31,784,068
3.25%, 09/21/71 (Call 03/21/71)	17,056	11,598,080
3.50%, 01/25/50 (Call 07/25/49)	38,791	30,809,752
3.50%, 04/15/53 (Call 10/15/52)	25,338	19,578,356
3.86%, 06/21/47	21,731	18,842,135
4.34%, 03/07/42 (Call 09/07/41)	34,925	31,973,837
Republic of Chile 3.50%, 01/31/34 (Call 10/31/33)	24,490	22,249,165
4.00%, 01/31/52 (Call 07/31/51)	17,937	15,354,072

		344,353,207

China — 1.7%
China Development Bank, 1.00%, 10/27/25(a)	13,309	12,288,466
China Government International Bond 0.40%, 10/21/23(a)	14,826	14,332,442
0.55%, 10/21/25(a)	30,013	27,683,391
0.75%, 10/26/24(d)	13,300	12,620,104
0.75%, 10/26/24(a)	1,288	1,222,157

Security	Par (000)	Value

China (continued)
1.20%, 10/21/30(a)	$27,237	$23,429,540
1.25%, 10/26/26(d)	17,200	15,973,468
1.25%, 10/26/26(a)	5,438	5,050,216
1.75%, 10/26/31(d)	13,400	11,914,610
1.75%, 10/26/31(a)	1,000	889,150
1.95%, 12/03/24(a)	27,548	26,901,173
2.13%, 12/03/29(a)	27,339	25,641,522
2.63%, 11/02/27(a)	13,577	13,205,669
3.25%, 10/19/23(a)	17,543	17,675,099
3.50%, 10/19/28(a)	13,577	13,812,900
Export-Import Bank of China (The) 2.88%, 04/26/26(a)	13,691	13,439,907
3.63%, 07/31/24(a)	20,162	20,387,613

		256,467,427

Colombia — 3.0%
Colombia Government International Bond 3.00%, 01/30/30 (Call 10/30/29)	26,573	21,255,078
3.13%, 04/15/31 (Call 01/15/31)	42,403	33,175,047
3.25%, 04/22/32 (Call 01/22/32)	35,359	27,261,789
3.88%, 04/25/27 (Call 01/25/27)	33,926	30,995,642
3.88%, 02/15/61 (Call 08/15/60)	22,828	14,592,799
4.00%, 02/26/24 (Call 11/26/23)	22,789	22,437,195
4.13%, 02/22/42 (Call 08/22/41)	17,793	12,401,721
4.13%, 05/15/51 (Call 11/15/50)	26,507	17,839,211
4.50%, 01/28/26 (Call 10/28/25)	26,668	25,622,948
4.50%, 03/15/29 (Call 12/15/28)	35,296	32,114,948
5.00%, 06/15/45 (Call 12/15/44)	79,518	59,404,916
5.20%, 05/15/49 (Call 11/15/48)	49,935	37,881,939
5.63%, 02/26/44 (Call 08/26/43)	43,980	35,741,996
6.13%, 01/18/41	44,521	39,548,561
7.38%, 09/18/37	32,184	33,366,762
8.13%, 05/21/24	16,722	17,691,876

		461,332,428

Costa Rica — 0.6%
Costa Rica Government International Bond 6.13%, 02/19/31(a)	29,945	29,613,733
7.00%, 04/04/44(a)	24,744	23,480,510
7.16%, 03/12/45(a)	34,089	32,891,624

		85,985,867

Croatia — 0.3%
Croatia Government International Bond, 6.00%, 01/26/24(a)	42,052	43,571,129

Dominican Republic — 2.6%
Dominican Republic International Bond 4.50%, 01/30/30(a)	41,696	35,827,288
5.50%, 01/27/25(a)	25,607	26,279,184
5.50%, 02/22/29 (Call 12/22/28)(d)	32,481	30,254,021
5.50%, 02/22/29 (Call 12/22/28)(a)	400	372,575
5.88%, 01/30/60(a)	67,791	51,406,763
5.95%, 01/25/27(a)	34,274	34,398,243
6.00%, 07/19/28(a)	26,968	26,568,536
6.00%, 02/22/33 (Call 11/22/32)(d)	43,461	39,340,354
6.00%, 02/22/33 (Call 11/22/32)(a)	400	362,075
6.40%, 06/05/49(a)	31,657	26,726,422
6.50%, 02/15/48(a)	20,768	17,864,374
6.85%, 01/27/45(a)	41,860	37,537,955
6.88%, 01/29/26(a)	30,710	32,322,275
7.45%, 04/30/44(a)	31,718	30,673,288

8	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® J.P. Morgan USD Emerging Markets Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Dominican Republic (continued)
Sri Lanka Government International Bond 7.55%, 03/28/30(a)(e)(f)	$883	$373,165
7.85%, 03/14/29(a)(e)(f)	883	373,165

		390,679,683

Ecuador — 1.8%
Ecuador Government International Bond 0.00%, 07/31/30(a)(i)	26,017	14,168,125
0.50%, 07/31/40(a)(h)	88,517	47,898,676
1.00%, 07/31/35(a)(h)	221,924	138,675,039
5.00%, 07/31/30(a)(h)	97,112	78,587,684

		279,329,524

Egypt — 3.4%
Costa Rica Government International Bond, 7.00%, 04/04/44(a)	991	940,397
Dominican Republic International Bond 4.88%, 09/23/32(a)	64,545	54,189,562
5.30%, 01/21/41(a)	32,134	25,361,759
5.50%, 01/27/25(a)	265	271,956
Egypt Government International Bond 5.75%, 05/29/24(a)	25,146	23,448,645
5.80%, 09/30/27(d)	21,979	17,967,833
5.80%, 09/30/27(a)	3,390	2,771,325
5.88%, 06/11/25(a)	31,577	28,498,242
5.88%, 02/16/31(a)	33,544	24,529,050
6.59%, 02/21/28(a)	26,865	22,365,113
7.05%, 01/15/32(a)	22,421	17,264,170
7.30%, 09/30/33(a)	26,279	19,676,401
7.50%, 01/31/27(a)	44,176	39,316,640
7.50%, 02/16/61(a)	33,482	22,349,235
7.60%, 03/01/29(a)	39,490	33,566,500
7.63%, 05/29/32(a)	39,361	30,652,379
7.90%, 02/21/48(a)	33,752	23,035,740
8.50%, 01/31/47(a)	55,789	40,307,552
8.70%, 03/01/49(a)	33,772	24,569,130
8.88%, 05/29/50(a)	44,640	32,754,600
Paraguay Government International Bond 4.95%, 04/28/31 (Call 01/28/31)(a)	25,477	24,988,160
5.40%, 03/30/50 (Call 09/30/49)(a)	223	196,979
Sri Lanka Government International Bond 6.75%, 04/18/28(a)(e)(f)	1,672	710,784
6.83%, 07/18/26(a)(e)(f)	1,607	692,316

		510,424,468

El Salvador — 0.1%
El Salvador Government International Bond 7.12%, 01/20/50 (Call 07/20/49)(a)	28,506	10,547,220
7.65%, 06/15/35(a)	24,310	9,257,552

		19,804,772

Ethiopia — 0.1%
Ethiopia International Bond, 6.63%, 12/11/24(a)	22,595	15,538,299

Ghana — 1.1%
Ghana Government International Bond 6.38%, 02/11/27(a)	32,153	21,542,510
7.63%, 05/16/29(a)	26,506	16,566,250
7.75%, 04/07/29(a)	26,241	16,421,946
7.88%, 02/11/35(a)	26,171	15,167,730
8.13%, 01/18/26(a)	24,874	18,939,831
8.13%, 03/26/32(a)	32,680	20,016,500
8.63%, 06/16/49(a)	26,263	15,015,870

Security	Par (000)	Value

Ghana (continued)
8.95%, 03/26/51(a)	$26,635	$15,186,944
10.75%, 10/14/30(a)	26,405	26,008,925

		164,866,506

Guatemala — 0.2%
Guatemala Government Bond, 6.13%, 06/01/50 (Call 12/01/49)(a)	34,759	33,277,398

Hungary — 1.4%
Hungary Government International Bond 2.13%, 09/22/31(a)	62,065	49,780,009
3.13%, 09/21/51(a)	52,683	36,443,465
5.38%, 03/25/24	48,750	50,252,109
5.75%, 11/22/23	36,008	37,162,507
7.63%, 03/29/41	32,878	41,442,719

		215,080,809

India — 0.6%
Export-Import Bank of India 2.25%, 01/13/31(a)	25,629	20,750,904
3.25%, 01/15/30(a)	25,992	23,243,866
3.38%, 08/05/26(a)	25,754	24,652,630
3.88%, 02/01/28(a)	25,292	24,265,904

		92,913,304

Indonesia — 4.0%
Indonesia Government International Bond 1.85%, 03/12/31	13,468	11,381,941
2.15%, 07/28/31 (Call 04/28/31)	12,751	10,967,263
2.85%, 02/14/30	12,779	11,878,879
3.05%, 03/12/51	21,385	16,869,771
3.50%, 01/11/28	13,377	13,053,444
3.55%, 03/31/32 (Call 12/31/31)	11,100	10,476,846
3.70%, 10/30/49	10,558	8,830,289
3.85%, 07/18/27(a)	10,829	10,854,719
3.85%, 10/15/30	15,452	15,266,576
4.10%, 04/24/28	10,361	10,427,699
4.13%, 01/15/25(a)	21,345	21,602,474
4.20%, 10/15/50	17,776	15,889,255
4.35%, 01/08/27(a)	13,403	13,702,892
4.35%, 01/11/48	18,690	16,986,593
4.45%, 04/15/70	10,819	9,697,719
4.63%, 04/15/43(a)	15,923	14,830,045
4.75%, 01/08/26(a)	23,072	23,768,486
4.75%, 02/11/29	13,148	13,658,931
4.75%, 07/18/47(a)	10,643	10,126,149
5.13%, 01/15/45(a)	21,246	20,796,860
5.25%, 01/17/42(a)	24,202	24,259,480
5.25%, 01/08/47(a)	15,472	15,531,722
5.35%, 02/11/49	10,526	10,856,095
5.88%, 01/15/24(a)	17,955	18,682,178
5.95%, 01/08/46(a)	13,354	14,641,826
6.63%, 02/17/37(a)	15,904	18,242,882
6.75%, 01/15/44(a)	21,245	25,310,444
7.75%, 01/17/38(a)	21,495	27,114,599
8.50%, 10/12/35(a)	17,045	22,726,311
Perusahaan Penerbit SBSN Indonesia III 1.50%, 06/09/26(a)	12,787	11,733,479
2.55%, 06/09/31(a)	10,379	9,277,373
2.80%, 06/23/30(a)	10,685	9,838,882
4.15%, 03/29/27(a)	21,251	21,560,468
4.33%, 05/28/25(a)	21,476	22,003,504

S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® J.P. Morgan USD Emerging Markets Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Indonesia (continued)
4.35%, 09/10/24(a)	$15,983	$16,325,636
4.40%, 03/01/28(a)	18,591	19,036,022
4.45%, 02/20/29(a)	13,195	13,556,213
4.55%, 03/29/26(a)	18,526	19,021,571

		600,785,516

Iraq — 0.3%
Iraq International Bond, 5.80%, 01/15/28(Call 06/13/22)(a)	51,383	49,256,549

Israel — 0.1%
Gabon Government International Bond, 6.63%, 02/06/31(a)	23,930	21,496,618

Ivory Coast — 0.2%
Ivory Coast Government International Bond, 6.13%, 06/15/33(a)	30,986	28,280,535

Jamaica — 0.9%
Jamaica Government International Bond 6.75%, 04/28/28	36,050	38,884,432
7.88%, 07/28/45	47,179	57,803,121
8.00%, 03/15/39	32,801	40,679,390

		137,366,943

Jordan — 0.7%
Jordan Government International Bond 5.75%, 01/31/27(a)	25,142	23,661,765
5.85%, 07/07/30(a)	32,490	28,495,761
6.13%, 01/29/26(a)	26,067	25,192,126
7.38%, 10/10/47(a)	25,970	22,387,763

		99,737,415

Kazakhstan — 1.2%
Kazakhstan Government International Bond 3.88%, 10/14/24(a)	38,090	38,661,350
4.88%, 10/14/44(a)	26,388	24,949,854
5.13%, 07/21/25(a)	64,484	67,216,510
6.50%, 07/21/45(a)	39,414	44,537,820

		175,365,534

Kenya — 0.9%
Republic of Kenya Government International Bond 6.30%, 01/23/34(a)	25,944	19,458,000
6.88%, 06/24/24(a)	51,381	49,325,760
7.25%, 02/28/28(a)	26,120	22,789,700
8.00%, 05/22/32(a)	31,279	26,743,545
8.25%, 02/28/48(a)	26,397	20,193,705

		138,510,710

Kuwait — 0.8%
Kuwait International Government Bond, 3.50%, 03/20/27(a)	114,046	115,350,401

Lebanon — 0.2%
Lebanon Government International Bond 6.00%, 01/27/23(a)(e)(f)	26,693	3,149,774
6.10%, 10/04/22(a)(e)(f)	36,539	4,345,857
6.60%, 11/27/26(a)(e)(f)	39,723	4,463,872
6.65%, 02/26/30(a)(e)(f)	36,359	4,279,000
6.75%, 11/29/27(a)(e)(f)	24,844	2,791,844
6.85%, 03/23/27(a)(e)(f)	32,827	3,699,193
7.00%, 03/23/32(a)(e)(f)	24,845	2,799,721

		25,529,261

Security	Par (000)	Value

Malaysia — 0.3%
Malaysia Sovereign Sukuk Bhd, 3.04%, 04/22/25(a)	$25,542	$25,363,206
Malaysia Sukuk Global Bhd, 3.18%, 04/27/26(a)	26,021	25,928,300

		51,291,506

Mexico — 3.0%
Mexico Government International Bond 2.66%, 05/24/31 (Call 02/24/31)	29,087	24,418,536
3.25%, 04/16/30 (Call 01/16/30)	19,106	17,147,635
3.50%, 02/12/34 (Call 11/12/33)	23,955	20,241,975
3.60%, 01/30/25	11,471	11,436,587
3.75%, 01/11/28	15,974	15,366,988
3.75%, 04/19/71 (Call 10/19/70)	25,262	17,140,267
3.77%, 05/24/61 (Call 11/24/60)	27,522	19,031,463
4.13%, 01/21/26	16,711	16,744,422
4.15%, 03/28/27	20,194	20,173,806
4.28%, 08/14/41 (Call 02/14/41)	27,687	23,063,271
4.35%, 01/15/47	12,575	10,242,338
4.40%, 02/12/52 (Call 08/12/51)	25,064	20,113,860
4.50%, 04/22/29	26,421	26,077,527
4.50%, 01/31/50 (Call 07/31/49)	18,603	15,412,585
4.60%, 01/23/46	19,811	16,809,633
4.60%, 02/10/48	17,105	14,376,753
4.75%, 04/27/32 (Call 01/27/32)	20,745	20,278,238
4.75%, 03/08/44	31,666	27,866,080
5.00%, 04/27/51 (Call 10/27/50)	21,487	19,209,378
5.55%, 01/21/45	23,718	23,089,473
5.75%, 10/12/2110	22,784	20,437,248
6.05%, 01/11/40	24,098	24,881,185
6.75%, 09/27/34	14,488	16,552,540
8.30%, 08/15/31	8,271	10,534,152

		450,645,940

Morocco — 0.3%
Morocco Government International Bond 3.00%, 12/15/32(a)	25,871	20,438,090
4.00%, 12/15/50(a)	32,897	22,698,930

		43,137,020

Nigeria — 1.9%
Nigeria Government International Bond 6.13%, 09/28/28(d)	30,872	26,410,996
6.13%, 09/28/28(a)	1,546	1,322,603
6.50%, 11/28/27(a)	38,923	34,446,855
7.14%, 02/23/30(a)	32,085	27,232,144
7.38%, 09/28/33(a)	39,145	31,041,985
7.63%, 11/21/25(a)	28,924	28,634,760
7.63%, 11/28/47(a)	39,572	27,997,190
7.70%, 02/23/38(a)	33,071	24,803,250
7.88%, 02/16/32(a)	39,077	32,726,987
8.25%, 09/28/51(a)	32,575	24,431,250
8.75%, 01/21/31(a)	26,079	23,634,094

		282,682,114

Oman — 3.5%
Oman Government International Bond 4.75%, 06/15/26(a)	51,713	50,678,740
4.88%, 02/01/25(a)	25,420	25,547,100
5.38%, 03/08/27(a)	39,862	39,961,655
5.63%, 01/17/28(a)	51,584	51,584,000
6.00%, 08/01/29(a)	46,488	46,952,880
6.25%, 01/25/31(a)	35,711	36,246,665
6.50%, 03/08/47(a)	41,118	37,520,175
6.75%, 10/28/27(a)	30,227	31,927,269

10	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® J.P. Morgan USD Emerging Markets Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oman (continued)
6.75%, 01/17/48(a)	$57,354	$53,482,605
7.00%, 01/25/51(a)	20,891	20,055,360
7.38%, 10/28/32(a)	21,816	23,915,790
Oman Sovereign Sukuk Co. 4.40%, 06/01/24(a)	38,983	38,983,000
4.88%, 06/15/30(a)	36,206	36,930,120
5.93%, 10/31/25(a)	31,449	33,100,072

		526,885,431

Pakistan — 0.4%
Pakistan Global Sukuk Programme Co. Ltd. (The), 7.95%, 01/31/29(a)	2,000	1,901,625
Pakistan Government International Bond 6.88%, 12/05/27(a)	39,188	31,970,060
8.25%, 04/15/24(a)	23,517	20,993,332

		54,865,017

Panama — 2.7%
Panama Government International Bond 2.25%, 09/29/32 (Call 06/29/32)	54,354	43,714,204
3.16%, 01/23/30 (Call 10/23/29)	33,782	30,705,727
3.30%, 01/19/33 (Call 10/19/32)	21,281	18,652,797
3.75%, 03/16/25 (Call 12/16/24)	26,894	26,781,381
3.87%, 07/23/60 (Call 01/23/60)	63,473	47,537,310
3.88%, 03/17/28 (Call 12/17/27)	26,629	25,776,872
4.30%, 04/29/53	37,810	31,554,808
4.50%, 05/15/47	24,863	21,682,090
4.50%, 04/16/50 (Call 10/16/49)	53,911	46,558,887
4.50%, 04/01/56 (Call 10/01/55)	54,148	45,968,268
6.70%, 01/26/36	44,054	49,569,010
Republic of Panama, 4.50%, 01/19/63(Call 07/19/62)	33,408	27,678,528

		416,179,882

Paraguay — 0.3%
Paraguay Government International Bond 5.40%, 03/30/50 (Call 09/30/49)(a)	29,932	26,439,310
6.10%, 08/11/44(a)	26,314	25,809,100

		52,248,410

Peru — 2.7%
Peruvian Government International Bond 2.39%, 01/23/26 (Call 12/23/25)	19,838	18,558,449
2.78%, 01/23/31 (Call 10/23/30)	75,835	65,564,097
2.78%, 12/01/60 (Call 06/01/60)	39,970	25,963,013
3.00%, 01/15/34 (Call 10/15/33)	43,250	36,027,250
3.23%, 07/28/2121 (Call 01/28/21)	20,358	12,982,042
3.30%, 03/11/41 (Call 09/11/40)	25,349	19,860,942
3.55%, 03/10/51 (Call 09/10/50)	35,476	27,600,328
3.60%, 01/15/72 (Call 07/15/71)	20,543	14,544,444
4.13%, 08/25/27	20,117	19,938,462
5.63%, 11/18/50	51,175	56,110,189
6.55%, 03/14/37	22,804	26,207,497
7.35%, 07/21/25	31,259	34,205,161
8.75%, 11/21/33	43,956	58,346,095

		415,907,969

Philippines — 3.4%
Philippine Government International Bond 1.65%, 06/10/31	22,586	18,607,702
2.46%, 05/05/30	17,610	15,586,787
2.65%, 12/10/45	27,338	19,549,677
2.95%, 05/05/45	25,107	18,864,395
3.00%, 02/01/28	36,002	34,430,873
3.20%, 07/06/46	40,624	31,538,849

Security	Par (000)	Value

Philippines (continued)
3.70%, 03/01/41	$36,510	$31,585,166
3.70%, 02/02/42	34,647	29,973,466
3.75%, 01/14/29	27,174	26,599,542
3.95%, 01/20/40	35,940	32,125,328
4.20%, 01/21/24	24,269	24,605,368
4.20%, 03/29/47	15,625	14,436,523
5.00%, 01/13/37	23,910	24,480,493
5.50%, 03/30/26	18,828	19,889,146
6.38%, 01/15/32	18,178	20,906,700
6.38%, 10/23/34	34,213	39,605,311
7.75%, 01/14/31	31,422	38,927,459
9.50%, 02/02/30	36,033	48,108,019
10.63%, 03/16/25	26,331	31,336,786

		521,157,590

Poland — 0.6%
Republic of Poland Government International Bond 3.25%, 04/06/26	46,486	45,701,316
4.00%, 01/22/24	43,186	43,243,438

		88,944,754

Qatar — 3.5%
Qatar Government International Bond 3.25%, 06/02/26(a)	43,831	43,502,267
3.38%, 03/14/24(a)	23,335	23,393,338
3.40%, 04/16/25(a)	25,718	25,653,705
3.75%, 04/16/30(a)	38,164	38,497,935
4.00%, 03/14/29(a)	51,225	52,441,594
4.40%, 04/16/50(a)	64,045	64,685,450
4.50%, 04/23/28(a)	37,134	39,083,535
4.63%, 06/02/46(a)	25,678	26,801,412
4.82%, 03/14/49(a)	76,387	82,020,541
5.10%, 04/23/48(a)	76,594	85,210,825
5.75%, 01/20/42(a)	12,696	14,981,280
6.40%, 01/20/40(a)	12,449	15,561,250
9.75%, 06/15/30(a)	17,622	24,979,185

		536,812,317

Romania — 1.4%
Romanian Government International Bond 3.00%, 02/27/27(d)	34,012	31,552,507
3.00%, 02/27/27(a)	946	877,592
3.00%, 02/14/31(a)	34,356	29,251,987
3.63%, 03/27/32(d)	28,992	24,956,676
3.63%, 03/27/32(a)	198	170,441
4.00%, 02/14/51(a)	52,996	39,905,988
4.38%, 08/22/23(a)	24,128	24,426,584
5.13%, 06/15/48(a)	31,482	28,556,142
6.13%, 01/22/44(a)	26,396	27,250,570

		206,948,487

Saudi Arabia — 4.8%
KSA Sukuk Ltd. 2.25%, 05/17/31(a)	21,414	19,004,925
2.97%, 10/29/29(a)	26,252	25,005,030
3.63%, 04/20/27(a)	49,115	49,237,787
4.30%, 01/19/29(a)	20,622	21,292,215
Saudi Government International Bond 2.25%, 02/02/33(a)	30,235	26,228,862
2.50%, 02/03/27(a)	13,047	12,476,194
2.75%, 02/03/32(a)	10,935	10,060,200
2.90%, 10/22/25(a)	25,039	24,600,818
3.25%, 10/26/26(a)	59,783	59,484,085

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® J.P. Morgan USD Emerging Markets Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Saudi Arabia (continued)
3.25%, 10/22/30(a)	$16,235	$15,666,775
3.25%, 11/17/51(a)	13,624	10,916,230
3.45%, 02/02/61(a)	24,840	19,840,950
3.63%, 03/04/28(a)	53,543	53,208,356
3.75%, 01/21/55(a)	29,893	26,081,643
4.00%, 04/17/25(a)	46,463	47,101,866
4.38%, 04/16/29(a)	43,626	45,261,975
4.50%, 04/17/30(a)	32,035	33,476,575
4.50%, 10/26/46(a)	71,030	68,366,375
4.50%, 04/22/60(a)	32,624	32,297,760
4.63%, 10/04/47(a)	48,496	47,283,600
5.00%, 04/17/49(a)	38,328	39,669,480
5.25%, 01/16/50(a)	36,745	39,822,394

		726,384,095

Senegal — 0.3%
Senegal Government International Bond 6.25%, 05/23/33(a)	26,601	23,674,890
6.75%, 03/13/48(a)	25,455	20,146,042

		43,820,932

Serbia — 0.1%
Serbia International Bond, 2.13%, 12/01/30(a)	28,801	21,453,145

South Africa — 3.2%
El Salvador Government International Bond 7.65%, 06/15/35(a)	1,530	582,643
9.50%, 07/15/52 (Call 01/15/52)(a)	26,306	10,522,400
Pakistan Government International Bond 6.00%, 04/08/26(a)	34,139	27,827,040
7.38%, 04/08/31(a)	36,552	27,966,301
Republic of South Africa Government International Bond 4.30%, 10/12/28	46,751	42,596,005
4.67%, 01/17/24	32,744	32,913,859
4.85%, 09/27/27	24,170	23,086,882
4.85%, 09/30/29	43,843	40,330,080
4.88%, 04/14/26	26,527	26,158,938
5.00%, 10/12/46	24,563	18,457,559
5.38%, 07/24/44	24,899	19,853,840
5.65%, 09/27/47	35,943	28,334,316
5.75%, 09/30/49	69,729	55,098,984
5.88%, 09/16/25	46,348	47,805,065
5.88%, 06/22/30	34,455	33,664,689
5.88%, 04/20/32	20,175	19,166,250
7.30%, 04/20/52	24,725	23,056,063

		477,420,914

Sri Lanka — 0.7%
Sri Lanka Government International Bond 6.20%, 05/11/27(a)(e)(f)	39,267	16,692,794
6.75%, 04/18/28(a)	31,131	13,234,099
6.83%, 07/18/26(a)	24,380	10,503,209
6.85%, 03/14/24(a)(e)(f)	25,673	10,978,032
6.85%, 11/03/25(a)(e)(f)	39,412	17,148,555
7.55%, 03/28/30(a)	37,734	15,946,766
7.85%, 03/14/29(a)	35,454	14,983,215

		99,486,670

Trinidad And Tobago — 0.2%
Trinidad & Tobago Government International Bond, 4.50%, 08/04/26(a)	24,116	23,773,854

Tunisia — 0.1%
Tunisian Republic, 5.75%, 01/30/25(a)	23,373	15,893,640

Security	Par (000)	Value

Turkey — 4.6%
Ghana Government International Bond, 8.63%, 04/07/34(a)	$26,092	$15,692,707
Hazine Mustesarligi Varlik Kiralama AS 4.49%, 11/25/24(a)	10,625	10,188,711
5.13%, 06/22/26(a)	27,342	25,629,707
7.25%, 02/24/27(d)	31,412	31,388,441
7.25%, 02/24/27(a)	400	399,700
Republic of Turkey, 8.60%, 09/24/27	19,350	19,495,125
Turkey Government International Bond 4.25%, 03/13/25	21,014	19,290,852
4.25%, 04/14/26	17,272	15,175,611
4.75%, 01/26/26	18,757	16,810,961
4.88%, 10/09/26	32,013	28,157,434
4.88%, 04/16/43	32,615	22,062,009
5.13%, 02/17/28	21,083	18,010,153
5.25%, 03/13/30	22,584	18,424,309
5.60%, 11/14/24	26,754	25,580,168
5.75%, 03/22/24	25,184	24,574,862
5.75%, 05/11/47	38,097	27,091,729
5.88%, 06/26/31	18,937	15,650,247
5.95%, 01/15/31	22,461	18,801,261
6.00%, 03/25/27	35,249	31,940,000
6.00%, 01/14/41	32,096	23,977,718
6.13%, 10/24/28	29,611	26,322,328
6.35%, 08/10/24	24,048	23,473,854
6.38%, 10/14/25	27,019	25,833,542
6.50%, 09/20/33	16,179	13,674,289
6.63%, 02/17/45	31,747	25,125,766
6.75%, 05/30/40	21,479	17,811,461
6.88%, 03/17/36	29,593	25,335,307
7.25%, 12/23/23	19,547	19,825,545
7.25%, 03/05/38	10,068	8,890,044
7.38%, 02/05/25	34,174	33,945,461
7.63%, 04/26/29	32,016	30,511,248
8.00%, 02/14/34	15,925	15,465,166
11.88%, 01/15/30	16,497	19,526,262

		694,081,978

Ukraine — 0.9%
Ukraine Government International Bond 6.88%, 05/21/29(a)	45,874	14,106,255
7.25%, 03/15/33(a)	67,631	20,965,610
7.38%, 09/25/32(a)	80,989	25,106,590
7.75%, 09/01/23(a)	28,657	11,319,515
7.75%, 09/01/24(a)	36,366	12,273,525
7.75%, 09/01/25(a)	34,759	11,324,917
7.75%, 09/01/26(a)	34,970	11,452,675
7.75%, 09/01/27(a)	34,153	11,185,107
9.75%, 11/01/28(a)	41,880	13,715,700

		131,449,894

United Arab Emirates — 3.3%
Abu Dhabi Government International Bond 0.75%, 09/02/23(a)	14,625	14,225,555
1.63%, 06/02/28(a)	21,510	19,450,417
1.70%, 03/02/31(a)	16,220	13,921,829
1.88%, 09/15/31(a)	18,603	16,159,031
2.13%, 09/30/24(a)	31,751	30,883,801
2.50%, 04/16/25(a)	31,984	31,230,377
2.50%, 09/30/29(a)	31,798	29,896,082
2.70%, 09/02/70(a)	16,010	11,295,055

12	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® J.P. Morgan USD Emerging Markets Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

United Arab Emirates (continued)
3.00%, 09/15/51(d)	$11,940	$9,613,939
3.00%, 09/15/51(a)	1,504	1,211,002
3.13%, 05/03/26(a)	26,684	26,463,857
3.13%, 10/11/27(a)	42,781	42,601,855
3.13%, 04/16/30(a)	32,767	31,749,175
3.13%, 09/30/49(a)	42,440	34,848,545
3.88%, 04/16/50(a)	43,031	40,564,786
4.13%, 10/11/47(a)	32,316	31,635,344
Emirate of Dubai Government International Bonds 3.90%, 09/09/50(a)	13,725	10,823,878
5.25%, 01/30/43(a)	10,904	10,592,555
Finance Department Government of Sharjah, 4.00%, 07/28/50(a)	10,920	8,099,910
RAK Capital, 3.09%, 03/31/25(a)	10,698	10,492,732
Sharjah Sukuk Program Ltd. 2.94%, 06/10/27(a)	10,374	9,782,682
3.23%, 10/23/29(a)	10,375	9,628,000
3.85%, 04/03/26(a)	10,727	10,732,364
4.23%, 03/14/28(a)	12,604	12,444,874
UAE International Government Bond 2.00%, 10/19/31(d)	10,471	9,268,798
2.88%, 10/19/41(d)	10,275	8,587,973
2.88%, 10/19/41(a)	735	614,322
3.25%, 10/19/61(d)	22,204	18,176,749

		504,995,487

United States — 0.1%
Mexico Government International Bond, 8.30%, 08/15/31	1,697	2,161,341
Peruvian Government International Bond, 1.86%, 12/01/32(Call 09/01/32)	20,208	15,671,304
Philippine Government International Bond, 6.38%, 01/15/32	170	195,519

		18,028,164

Uruguay — 2.3%
Uruguay Government International Bond 4.38%, 10/27/27	41,640	42,570,984
4.38%, 01/23/31 (Call 10/23/30)	64,302	66,062,074
4.50%, 08/14/24	21,941	22,322,604
4.98%, 04/20/55	67,539	69,662,014
5.10%, 06/18/50	103,610	108,777,587
7.63%, 03/21/36	27,954	36,555,403

		345,950,666

Security	Par/ Shares (000)	Value

Vietnam — 0.1%
Vietnam Government International Bond, 4.80%, 11/19/24(a)	$22,775	$23,298,825

Zambia — 0.3%
Zambia Government International Bond 8.50%, 04/14/24(a)(e)(f)	24,702	18,526,500
8.97%, 07/30/27(a)(e)(f)	32,439	24,000,805

		42,527,305

Total Foreign Government Obligations — 83.4% (Cost: $15,475,984,260)		12,612,228,001

Short-Term Investments

Money Market Funds — 1.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.34%(j)(k)	175,310	175,310,000

Total Short-Term Investments — 1.2% (Cost: $175,310,000)		175,310,000

Total Investments in Securities — 98.8% (Cost: $18,231,311,095)		14,939,040,464

Other Assets, Less Liabilities — 1.2%		181,038,263

Net Assets — 100.0%		$15,120,078,727

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)	Perpetual security with no stated maturity date.
(c)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Issuer filed for bankruptcy and/or is in default.
(f)	Non-income producing security.
(g)	U.S. dollar denominated security issued by foreign domiciled entity.
(h)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(i)	Zero-coupon bond.
(j)	Affiliate of the Fund.
(k)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/22	Shares Held at 04/30/22 (000)	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$75,320,000	$99,990,000	(a)	$—	$—	$—	$175,310,000	175,310	$76,415	$—

(a)	Represents net amount purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® J.P. Morgan USD Emerging Markets Bond ETF

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Corporate Bonds & Notes	$—	$2,151,502,463	$—	$2,151,502,463
Foreign Government Obligations	—	12,612,228,001	—	12,612,228,001
Money Market Funds	175,310,000	—	—	175,310,000

	$175,310,000	$14,763,730,464	$—	$14,939,040,464

See notes to financial statements.

14	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statement of Assets and Liabilities (unaudited)

April 30, 2022

iShares J.P. Morgan USD Emerging Markets Bond ETF

ASSETS
Investments in securities, at value:
Unaffiliated(a)	$14,763,730,464
Affiliated(b)	175,310,000
Receivables:
Investments sold	20,748,442
Capital shares sold	14,868,380
Dividends	39,033
Interest	186,295,948

Total assets	15,160,992,267

LIABILITIES
Bank overdraft	290
Payables:
Investments purchased	35,749,355
Investment advisory fees	5,163,895

Total liabilities	40,913,540

NET ASSETS	$15,120,078,727

NET ASSETS CONSIST OF:
Paid-in capital	$19,906,518,928
Accumulated loss	(4,786,440,201)

NET ASSETS	$15,120,078,727

Shares outstanding	165,900,000

Net asset value	$91.14

Shares authorized	Unlimited

Par value	None

(a) Investments, at cost — Unaffiliated	$18,056,001,095

(b) Investments, at cost — Affiliated	$175,310,000

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	15

Statement of Operations (unaudited)

Six Months Ended April 30, 2022

iShares J.P. Morgan USD Emerging Markets Bond ETF

INVESTMENT INCOME
Dividends — Affiliated	$76,415
Interest — Unaffiliated	404,935,780

Total investment income	405,012,195

EXPENSES
Investment advisory fees	34,884,853
Professional fees	217

Total expenses	34,885,070

Net investment income	370,127,125

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(509,475,435)
In-kind redemptions — Unaffiliated	(107,241,137)

Net realized loss	(616,716,572)

Net change in unrealized appreciation (depreciation) on:

Investments — Unaffiliated	(2,567,183,931)

Net change in unrealized appreciation (depreciation)	(2,567,183,931)

Net realized and unrealized loss	(3,183,900,503)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(2,813,773,378)

See notes to financial statements.

16	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

	iShares J.P. Morgan USD Emerging Markets Bond ETF

	Six Months Ended 04/30/22 (unaudited)	Year Ended 10/31/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$370,127,125	$746,027,008
Net realized gain (loss)	(616,716,572)	357,793,022
Net change in unrealized appreciation (depreciation)	(2,567,183,931)	(413,985,153)

Net increase (decrease) in net assets resulting from operations	(2,813,773,378)	689,834,877

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(384,003,915)	(746,778,545)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(1,319,972,401)	2,486,514,963

NET ASSETS
Total increase (decrease) in net assets	(4,517,749,694)	2,429,571,295
Beginning of period	19,637,828,421	17,208,257,126

End of period	$15,120,078,727	$19,637,828,421

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	17

Financial Highlights

(For a share outstanding throughout each period)

	iShares J.P. Morgan USD Emerging Markets Bond ETF

	Six Months Ended 04/30/22 (unaudited)		Year Ended 10/31/21	Year Ended 10/31/20	Year Ended 10/31/19	Year Ended 10/31/18	Year Ended 10/31/17

Net asset value, beginning of period	$109.65		$109.82	$113.14	$104.57	$115.92	$114.74

Net investment income(a)	2.10		4.32	4.63	5.25	5.07	5.33
Net realized and unrealized gain (loss)(b)	(18.42)		(0.14)	(3.39)	9.44	(11.50)	1.02

Net increase (decrease) from investment operations	(16.32)		4.18	1.24	14.69	(6.43)	6.35

Distributions(c)
From net investment income	(2.19)		(4.35)	(4.56)	(6.12)	(4.92)	(5.17)

Total distributions	(2.19)		(4.35)	(4.56)	(6.12)	(4.92)	(5.17)

Net asset value, end of period	$91.14		$109.65	$109.82	$113.14	$104.57	$115.92

Total Return(d)
Based on net asset value	(15.11	)%(e)	3.80%	1.20%	14.50%	(5.68)%	5.74%

Ratios to Average Net Assets(f)

Total expenses	0.39	%(g)	0.39%	0.39%	0.39%	0.39%	0.54%

Total expenses after fees waived	0.39	%(g)	0.39%	0.39%	0.39%	0.39%	0.40%

Net investment income	4.13	%(g)	3.86%	4.22%	4.81%	4.60%	4.69%

Supplemental Data
Net assets, end of period (000)	$15,120,079		$19,637,828	$17,208,257	$14,482,306	$14,744,730	$11,928,210

Portfolio turnover rate(h)	3	%(e)	7%	10%	11%	15%	26%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

18	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following fund (the “Fund”):

iShares ETF	Diversification Classification
J.P. Morgan USD Emerging Markets Bond	Diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund. Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:

•

Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued

N O T E S T O F I N A N C I A L S T A T E M E N T S	19

Notes to Financial Statements  (unaudited) (continued)

Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of the Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee
First $19 billion	0.4000%
Over $19 billion, up to and including $33 billion	0.3800
Over $33 billion, up to and including $47 billion	0.3610
Over $47 billion	0.3430

Sub-Adviser: BFA has entered into a sub-advisory agreement with BlackRock International Limited (the “Sub-Adviser”), an affiliate of BFA, under which BFA pays the Sub-Adviser for services it provides to the iShares J.P. Morgan USD Emerging Markets Bond ETF .

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

20	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended April 30, 2022, transactions executed by the Fund pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
J.P. Morgan USD Emerging Markets Bond	$10,352,860	$4,634,346	$(264,144)

The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statement of Operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

6.	PURCHASES AND SALES

For the six months ended April 30, 2022, purchases and sales of investments, excluding short-term investments and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales
J.P. Morgan USD Emerging Markets Bond	$605,726,974	$569,609,462

For the six months ended April 30, 2022, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
J.P. Morgan USD Emerging Markets Bond	$4,084,235,517	$5,483,907,228

7.	INCOME TAX INFORMATION

The Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Fund as of April 30, 2022, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.

As of October 31, 2021, the Fund had non-expiring capital loss carryforwards available to offset future realized capital gains of $912,972,695.

As of April 30, 2022, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
J.P. Morgan USD Emerging Markets Bond	$18,256,580,599	$1,256,747	$(3,318,796,882)	$(3,317,540,135)

8.	PRINCIPAL RISKS

In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve the Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

N O T E S T O F I N A N C I A L S T A T E M E N T S	21

Notes to Financial Statements  (unaudited) (continued)

Market Risk: Investments in the securities of issuers domiciled in countries with emerging capital markets involve certain additional risks that do not generally apply to investments in securities of issuers in more developed capital markets, such as (i) low or nonexistent trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities; (ii) uncertain national policies and social, political and economic instability, increasing the potential for expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments; (iii) lack of publicly available or reliable information about issuers as a result of not being subject to the same degree of regulatory requirements and accounting, auditing and financial reporting standards; and (iv) possible fluctuations in exchange rates, differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments.

The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.

An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. Although vaccines have been developed and approved for use by various governments, the duration of this pandemic and its effects cannot be determined with certainty.

Valuation Risk: The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs.

Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.

The Fund invests a significant portion of its assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.

The Fund invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a Fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates ceased to be published or no longer are representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Fund may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Fund is uncertain.

9.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of the Fund are not redeemable.

22	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

Transactions in capital shares were as follows:

	Six Months Ended 04/30/22		Year Ended 10/31/21

iShares ETF	Shares	Amount	Shares	Amount

J.P. Morgan USD Emerging Markets Bond
Shares sold	42,400,000	$4,307,255,697	77,600,000	$8,640,122,153
Shares redeemed	(55,600,000)	(5,627,228,098)	(55,200,000)	(6,153,607,190)

Net increase (decrease)	(13,200,000)	$(1,319,972,401)	22,400,000	$2,486,514,963

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statement of Assets and Liabilities.

10.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	23

Statement Regarding Liquidity Risk Management Program (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares J.P. Morgan USD Emerging Markets Bond ETF (the “Fund” or “ETF”), a series of the Trust, which is reasonably designed to assess and manage the Fund’s liquidity risk.

The Board of Trustees (the “Board”) of the Trust, on behalf of the Fund, met on December 9, 2021 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Fund, as the program administrator for the Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of the Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2020 through September 30, 2021 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing the Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish the Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to the Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays and the imposition of capital controls in certain non-U.S. countries.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing the Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether the Fund’s strategy is appropriate for an open-end fund structure, with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size (“RATS”). The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. While the ETFs generally do not engage in borrowing, certain of the ETFs have the flexibility to draw on a line of credit to meet redemption requests or facilitate settlements.

d)

The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs and reviewed any persistent deviations from long-term averages.

e)

The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.

As part of BlackRock’s continuous review of the effectiveness of the Program, the Committee made the following material changes to the Program: (1) updates to certain model components in the Program’s methodology; and (2) certain iShares Funds entered into a $800 million credit agreement with a group of lenders that replaced a previous liquidity facility. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

24	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon the Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

April 30, 2022

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date

iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
J.P. Morgan USD Emerging Markets Bond	$2.194126	$—	$—	$2.194126	100%	—%	—%	100%

S U P P L E M E N T A L I N F O R M A T I O N	25

General Information

Electronic Delivery

Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, the Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

26	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

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Want to know more?

iShares.com    |     1-800-474-2737

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by JPMorgan Chase & Co., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2022 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-1014-0422

APRIL 30, 2022

2022 Semi-Annual Report (Unaudited)

iShares Trust

•  iShares Aaa - A Rated Corporate Bond ETF | QLTA | NYSE Arca

•  iShares BB Rated Corporate Bond ETF | HYBB | NYSE Arca

•  iShares Convertible Bond ETF | ICVT | Cboe BZX

•  iShares Floating Rate Bond ETF | FLOT | Cboe BZX

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of April 30, 2022 saw the emergence of significant challenges that disrupted the economic recovery and strong financial markets which characterized 2021. The U.S. economy shrank in the first quarter of 2022, ending the run of robust growth which followed reopening and the development of the COVID-19 vaccines. Rapid changes in consumer spending led to supply constraints and elevated inflation, which reached a 40-year high. Moreover, while the foremost effect of Russia’s invasion of Ukraine has been a severe humanitarian crisis, the invasion has presented challenges for both investors and policymakers.

Equity prices were mixed but mostly down, as persistently high inflation drove investors’ expectations for higher interest rates, particularly weighing on relatively high valuation growth stocks and economically sensitive small-capitalization stocks. Overall, small-capitalization U.S. stocks declined, while large-capitalization U.S. stocks were nearly flat. Both emerging market stocks and international equities from developed markets fell significantly, pressured by rising interest rates and a strengthening U.S. dollar.

The 10-year U.S. Treasury yield (which is inversely related to bond prices) rose during the reporting period as increasing inflation drove investors’ expectations for higher interest rates. The corporate bond market also faced inflationary headwinds, and increasing uncertainty led to higher corporate bond spreads (the difference in yield between U.S. Treasuries and similarly-dated corporate bonds).

The U.S. Federal Reserve (the “Fed”), acknowledging that inflation is growing faster than expected, raised interest rates in March 2022, the first increase of this business cycle. Furthermore, the Fed wound down its bond-buying programs and raised the prospect of reversing the flow and reducing its balance sheet. Continued high inflation and the Fed’s new tone led many analysts to anticipate that the Fed will continue to raise interest rates multiple times throughout the year.

Looking ahead, however, the horrific war in Ukraine has significantly clouded the outlook for the global economy, leading to major volatility in energy and metal markets. Sanctions on Russia, Europe’s top energy supplier, and general wartime disruption are likely to drive already-high commodity prices even higher. We believe sharp increases in energy prices will exacerbate inflationary pressure while also constraining economic growth. Combating inflation without stifling a recovery, while buffering against ongoing supply and price shocks amid the ebb and flow of the pandemic, will be an especially challenging environment for setting effective monetary policy. Despite the likelihood of more rate increases on the horizon, we believe the Fed will err on the side of protecting employment, even at the expense of higher inflation.

In this environment, we favor an overweight to equities, as valuations have become more attractive and inflation-adjusted interest rates remain low. Sectors that are better poised to manage the transition to a lower-carbon world, such as technology and healthcare, are particularly attractive in the long term. We favor U.S. equities due to strong earnings momentum, while Japanese equities should benefit from supportive monetary and fiscal policy. We are underweight credit overall, but inflation-protected U.S. Treasuries, Asian fixed income, and emerging market local-currency bonds offer potential opportunities for additional yield. We believe that international diversification and a focus on sustainability and quality can help provide portfolio resilience.

Overall, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of April 30, 2022

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	(9.65)%	0.21%

U.S. small cap equities (Russell 2000® Index)	(18.38)	(16.87)

International equities (MSCI Europe, Australasia, Far East Index)	(11.80)	(8.15)

Emerging market equities (MSCI Emerging Markets Index)	(14.15)	(18.33)

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.07	0.08

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(10.29)	(8.86)

U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	(9.47)	(8.51)

Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	(7.90)	(7.88)

U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	(7.40)	(5.22)

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Fund Summary as of April 30, 2022	iShares® Aaa - A Rated Corporate Bond ETF

Investment Objective

The iShares Aaa - A Rated Corporate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of Aaa to A, or equivalently rated, fixed rate U.S. dollar-denominated bonds issued by U.S. and non-U.S. corporations, as represented by the Bloomberg U.S. Corporate Aaa - A Capped Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	(12.15)%	(10.26)%	1.48%	2.37%	(10.26)%	7.61%	26.38%
Fund Market	(12.35)	(10.63)	1.42	2.28	(10.63)	7.32	25.28
Index	(12.10)	(10.17)	1.59	2.51	(10.17)	8.21	28.08

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (11/01/21)	Ending Account Value (04/30/22)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/21)	Ending Account Value (04/30/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 878.50	$ 0.70		$ 1,000.00	$ 1,024.10	$ 0.75		0.15%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” for more information.

Portfolio Information

ALLOCATION BY MATURITY

Maturity	Percent of Total Investments(a)

1-5 Years	38.6%
5-10 Years	25.8
10-15 Years	5.3
15-20 Years	7.1
More than 20 Years	23.2

TEN LARGEST HOLDINGS

Security	Percent of Total Investments(a)

Microsoft Corp., 2.92%, 03/17/52	0.3%
Microsoft Corp., 2.53%, 06/01/50	0.2
Wells Fargo & Co., 5.01%, 04/04/51	0.2
Amazon.com Inc., 1.20%, 06/03/27	0.2
Wells Fargo & Co., 4.61%, 04/25/53	0.2
Comcast Corp., 2.94%, 11/01/56	0.2
HSBC Holdings PLC, 4.04%, 03/13/28	0.2
Citigroup Inc., 4.41%, 03/31/31	0.2
Apple Inc., 4.65%, 02/23/46	0.2
International Business Machines Corp., 3.00%, 05/15/24	0.2

(a)	Excludes money market funds.

4	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of April 30, 2022	iShares® BB Rated Corporate Bond ETF

Investment Objective

The iShares BB Rated Corporate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of BB (or its equivalent) fixed rate U.S. dollar-denominated bonds issued by U.S. and non-U.S. corporate issuers, as represented by the ICE BofA BB US High Yield Constrained Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns

	6 Months	1 Year	Since Inception	1 Year	Since Inception

Fund NAV	(8.10)%	(5.85)%	(0.56)%	(5.85)%	(0.87)%
Fund Market	(8.52)	(6.28)	(0.74)	(6.28)	(1.16)
Index	(7.99)	(5.67)	(0.32)	(5.67)	(0.50)

The inception date of the Fund was 10/6/20. The first day of secondary market trading was 10/8/20.

On 3/1/2021 the Fund began to track the 4pm pricing variant of the ICE BofA BB US High Yield Constrained Index. Historical index data prior to 3/1/2021 is for the 3pm pricing variant of the ICE BofA BB US High Yield Constrained Index. Index data on and after 3/1/2021 is for the 4pm pricing variant of the ICE BofA BB US High Yield Constrained Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (11/01/21)	Ending Account Value (04/30/22)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/21)	Ending Account Value (04/30/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 919.00	$ 0.71		$ 1,000.00	$ 1,024.10	$ 0.75		0.15%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” for more information.

Portfolio Information

ALLOCATION BY MATURITY

Maturity	Percent of Total Investments(a)

0-1 Year	0.3%
1-5 Years	31.0
5-10 Years	58.6
10-15 Years	4.2
15-20 Years	1.5
More than 20 Years	4.4

TEN LARGEST HOLDINGS

Security	Percent of Total Investments(a)

Sprint Corp., 7.88%, 09/15/23	0.6%
Directv Financing LLC/Directv Financing Co-Obligor Inc., 5.88%, 08/15/27	0.5
American Airlines Inc./AAdvantage Loyalty IP Ltd., 5.50%, 04/20/26	0.5
Centene Corp., 4.63%, 12/15/29	0.5
American Airlines Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/29	0.4
HCA Inc., 5.38%, 02/01/25	0.4
Intesa Sanpaolo SpA, 5.02%, 06/26/24	0.4
Sprint Capital Corp., 6.88%, 11/15/28	0.4
HCA Inc., 3.50%, 09/01/30	0.4
Centene Corp., 4.25%, 12/15/27	0.4

(a)	Excludes money market funds.

F U N D S U M M A R Y	5

Fund Summary as of April 30, 2022	iShares® Convertible Bond ETF

Investment Objective

The iShares Convertible Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated convertible securities, specifically cash pay bonds, with outstanding issue sizes greater than $250 million, as represented by the Bloomberg U.S. Convertible Cash Pay Bond >$250MM Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception

Fund NAV	(18.74)%	(17.19)%	12.99%	10.76%	(17.19)%	84.17%	102.75%
Fund Market	(19.18)	(17.45)	12.78	10.69	(17.45)	82.48	101.89
Index	(18.65)	(16.96)	13.54	11.34	(16.96)	88.66	110.04

The inception date of the Fund was 6/2/15. The first day of secondary market trading was 6/4/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (11/01/21)	Ending Account Value (04/30/22)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/21)	Ending Account Value (04/30/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 812.60	$ 0.90		$ 1,000.00	$ 1,023.80	$ 1.00		0.20%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” for more information.

Portfolio Information

ALLOCATION BY MATURITY

Maturity	Percent of Total Investments(a)

0-1 Year	4.8%
1-5 Years	81.3
5-10 Years	11.2
10-15 Years	0.2
15-20 Years	0.2
More than 20 Years	2.3

TEN LARGEST HOLDINGS

Security	Percent of Total Investments(a)

Palo Alto Networks Inc., 0.38%, 06/01/25	1.7%
Palo Alto Networks Inc., 0.75%, 07/01/23	1.6
Pioneer Natural Resources Co., 0.25%, 05/15/25	1.3
Southwest Airlines Co., 1.25%, 05/01/25	1.2
DISH Network Corp., 3.38%, 08/15/26	1.1
Ford Motor Co. , 03/15/26	1.1
Sea Ltd., 0.25%, 09/15/26	1.0
MongoDB Inc., 0.25%, 01/15/26	0.9
DexCom Inc., 0.75%, 12/01/23	0.8
DISH Network Corp. , 12/15/25	0.8

(a)	Excludes money market funds.

6	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of April 30, 2022	iShares® Floating Rate Bond ETF

Investment Objective

The iShares Floating Rate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade floating rate bonds with remaining maturities between one month and five years, as represented by the Bloomberg US Floating Rate Note <5 Years Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	(0.31)%	(0.13)%	1.49%	1.30%	(0.13)%	7.65%	13.83%
Fund Market	(0.34)	(0.06)	1.50	1.29	(0.06)	7.70	13.64
Index	(0.23)	0.04	1.77	1.53	0.04	9.17	16.45

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (11/01/21)	Ending Account Value (04/30/22)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/21)	Ending Account Value (04/30/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 996.90	$ 0.74		$ 1,000.00	$ 1,024.10	$ 0.75		0.15%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Rating*	Percent of Total Investments(a)

Aaa	12.6%
Aa	13.3
A	54.9
Baa	15.1
Ba	0.3
Not Rated	3.8

ALLOCATION BY MATURITY

Maturity	Percent of Total Investments(a)

0-1 Year	22.9%
1-5 Years	76.7
5-10 Years	0.4

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

F U N D S U M M A R Y	7

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2) ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.

The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in a Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

8	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) April 30, 2022	iShares® Aaa - A Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Aerospace & Defense — 0.9%
General Dynamics Corp.
1.15%, 06/01/26 (Call 05/01/26)	$165	$150,185
1.88%, 08/15/23 (Call 06/15/23)	277	273,814
2.13%, 08/15/26 (Call 05/15/26)	425	400,388
2.25%, 06/01/31 (Call 03/01/31)(a)	155	136,818
2.38%, 11/15/24 (Call 09/15/24)	90	88,150
2.63%, 11/15/27 (Call 08/15/27)(a)	353	334,905
2.85%, 06/01/41 (Call 12/01/40)	320	259,722
3.25%, 04/01/25 (Call 03/01/25)	475	473,708
3.38%, 05/15/23 (Call 04/15/23)	82	82,635
3.50%, 05/15/25 (Call 03/15/25)	462	463,497
3.50%, 04/01/27 (Call 02/01/27)	487	482,763
3.60%, 11/15/42 (Call 05/14/42)(a)	278	250,598
3.63%, 04/01/30 (Call 01/01/30)(a)	540	531,301
3.75%, 05/15/28 (Call 02/15/28)	412	410,649
4.25%, 04/01/40 (Call 10/01/39)	449	443,639
4.25%, 04/01/50 (Call 10/01/49)(a)	207	206,354
Lockheed Martin Corp.
2.80%, 06/15/50 (Call 12/15/49)	464	359,141
2.90%, 03/01/25 (Call 12/01/24)	545	545,093
3.55%, 01/15/26 (Call 10/15/25)	894	901,000
3.60%, 03/01/35 (Call 09/01/34)	333	315,204
3.80%, 03/01/45 (Call 09/01/44)	610	564,000
3.90%, 06/15/32	210	208,509
4.07%, 12/15/42	668	642,629
4.09%, 09/15/52 (Call 03/15/52)	811	781,058
4.15%, 06/15/53	300	291,144
4.30%, 06/15/62	300	293,046
4.50%, 05/15/36 (Call 11/15/35)	210	215,599
4.70%, 05/15/46 (Call 11/15/45)(a)	593	627,074
Series B, 6.15%, 09/01/36	55	65,076

		10,797,699

Agriculture — 0.8%
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (Call 05/11/26)	523	502,629
2.70%, 09/15/51 (Call 03/15/51)(a)	365	282,379
2.90%, 03/01/32 (Call 12/01/31)	560	513,638
3.25%, 03/27/30 (Call 12/27/29)	655	624,811
4.50%, 03/15/49 (Call 09/15/48)	198	205,585
Philip Morris International Inc.
0.88%, 05/01/26 (Call 04/01/26)	405	363,795
1.13%, 05/01/23	380	373,985
1.50%, 05/01/25 (Call 04/01/25)	510	481,379
1.75%, 11/01/30 (Call 08/01/30)	10	8,180
2.10%, 05/01/30 (Call 02/01/30)	251	214,613
2.13%, 05/10/23 (Call 03/10/23)	333	331,495
2.75%, 02/25/26 (Call 11/25/25)	514	498,045
2.88%, 05/01/24 (Call 04/01/24)	340	338,773
3.13%, 08/17/27 (Call 05/17/27)	195	187,857
3.13%, 03/02/28 (Call 12/02/27)(a)	255	242,362
3.25%, 11/10/24	767	765,558
3.38%, 08/11/25 (Call 05/11/25)	250	248,233
3.38%, 08/15/29 (Call 05/15/29)	289	273,015
3.60%, 11/15/23	259	261,885
3.88%, 08/21/42	335	279,648
4.13%, 03/04/43	389	334,956
4.25%, 11/10/44(a)	603	528,698
4.38%, 11/15/41	421	377,595

Security	Par (000)	Value

Agriculture (continued)
4.50%, 03/20/42	$371	$338,222
4.88%, 11/15/43	392	372,674
6.38%, 05/16/38	730	825,959

		9,775,969

Airlines — 0.3%
American Airlines Pass Through Trust, Class A, 2.88%, 01/11/36	300	266,490
Delta Air Lines Pass Through Trust, Series 2020, Class AA, 2.00%, 12/10/29	32	28,780
JetBlue Pass Through Trust
Series 1A, Class A, 4.00%, 11/15/32	280	268,327
Series 2019-1, Class AA, 2.75%, 11/15/33	234	210,026
United Airlines Pass Through Trust
Series 2016-1, Class AA, 3.10%, 01/07/30	267	248,862
Series 2016-2, Class AA, 2.88%, 04/07/30	214	198,067
Series 2018-1, Class AA, 3.50%, 09/01/31	507	471,716
Series 2019-2, Class AA, 2.70%, 11/01/33	222	196,337
Series 2020-1, Class A, 5.88%, 10/15/27(a)	1,402	1,419,406

		3,308,011

Apparel — 0.4%
NIKE Inc.
2.25%, 05/01/23 (Call 02/01/23)	427	426,539
2.38%, 11/01/26 (Call 08/01/26)	605	579,021
2.40%, 03/27/25 (Call 02/27/25)	638	623,371
2.75%, 03/27/27 (Call 01/27/27)(a)	566	546,371
2.85%, 03/27/30 (Call 12/27/29)	717	668,810
3.25%, 03/27/40 (Call 09/27/39)	467	414,990
3.38%, 11/01/46 (Call 05/01/46)	260	230,121
3.38%, 03/27/50 (Call 09/27/49)	715	629,186
3.63%, 05/01/43 (Call 11/01/42)	242	221,527
3.88%, 11/01/45 (Call 05/01/45)(a)	470	447,327
Ralph Lauren Corp., 2.95%, 06/15/30 (Call 03/15/30)(a)	520	474,193

		5,261,456

Auto Manufacturers — 1.8%
American Honda Finance Corp.
0.55%, 07/12/24	67	63,247
0.65%, 09/08/23	158	153,456
0.88%, 07/07/23	245	239,860
1.00%, 09/10/25	560	515,407
1.20%, 07/08/25	290	269,778
1.30%, 09/09/26(a)	535	485,962
1.50%, 01/13/25	500	476,170
1.80%, 01/13/31(a)	50	42,038
1.95%, 05/10/23	543	538,656
2.00%, 03/24/28	420	379,415
2.15%, 09/10/24	465	453,054
2.25%, 01/12/29	450	404,141
2.30%, 09/09/26(a)	376	356,335
2.35%, 01/08/27	382	360,142
2.40%, 06/27/24	246	242,544
2.90%, 02/16/24	634	631,312
3.45%, 07/14/23	70	70,508
3.50%, 02/15/28(a)	396	389,260
3.55%, 01/12/24(a)	68	68,486
3.63%, 10/10/23	529	533,565
Cummins Inc.
0.75%, 09/01/25 (Call 08/01/25)	357	327,594
1.50%, 09/01/30 (Call 06/01/30)(a)	203	166,407
2.60%, 09/01/50 (Call 03/01/50)	370	260,006

S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Aaa - A Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers (continued)
3.65%, 10/01/23 (Call 07/01/23)	$462	$465,913
4.88%, 10/01/43 (Call 04/01/43)	270	273,567
Daimler Finance North America LLC, 8.50%, 01/18/31	245	315,636
Honda Motor Co. Ltd., 2.97%, 03/10/32 (Call 12/10/31)(a)	500	454,820
Toyota Motor Corp.
0.68%, 03/25/24 (Call 02/25/24)	645	616,504
1.34%, 03/25/26 (Call 02/25/26)	631	580,955
2.36%, 07/02/24(a)	265	260,768
2.36%, 03/25/31 (Call 12/25/30)(a)	270	241,369
2.76%, 07/02/29	350	326,165
3.42%, 07/20/23	35	35,265
3.67%, 07/20/28	16	15,918
Toyota Motor Credit Corp.
0.50%, 08/14/23	145	141,014
0.50%, 06/18/24	555	525,052
0.63%, 09/13/24(a)	200	188,646
0.80%, 10/16/25	410	375,130
0.80%, 01/09/26	70	63,562
1.13%, 06/18/26	805	731,093
1.15%, 08/13/27(a)	360	316,282
1.35%, 08/25/23	227	223,084
1.45%, 01/13/25(a)	360	342,860
1.65%, 01/10/31	480	397,402
1.80%, 02/13/25(a)	558	534,145
1.90%, 01/13/27(a)	510	473,458
1.90%, 04/06/28	270	243,643
1.90%, 09/12/31	155	130,391
2.00%, 10/07/24	285	277,165
2.15%, 02/13/30	220	194,663
2.25%, 10/18/23	1,285	1,273,679
2.90%, 04/17/24(a)	653	650,662
3.00%, 04/01/25	758	748,775
3.05%, 03/22/27	400	388,980
3.05%, 01/11/28	310	300,012
3.20%, 01/11/27	552	542,550
3.35%, 01/08/24	316	317,864
3.38%, 04/01/30(a)	450	432,176
3.40%, 04/14/25	60	60,025
3.45%, 09/20/23	968	975,899
3.65%, 01/08/29	150	147,704

		22,010,139

Auto Parts & Equipment — 0.1%
Magna International Inc.
2.45%, 06/15/30 (Call 03/15/30)	561	491,700
3.63%, 06/15/24 (Call 03/15/24)	689	691,122
4.15%, 10/01/25 (Call 07/01/25)	478	484,501

		1,667,323

Banks — 33.9%
Australia & New Zealand Banking Group Ltd./New York NY, 3.70%, 11/16/25	710	716,752
Banco Bilbao Vizcaya Argentaria SA
0.88%, 09/18/23(a)	500	483,375
1.13%, 09/18/25	630	571,819
Banco Santander SA
0.70%, 06/30/24 (Call 06/30/23)(b)	300	290,013
1.72%, 09/14/27 (Call 09/14/26)(b)	480	422,741
1.85%, 03/25/26	905	823,152
2.71%, 06/27/24	875	857,797
2.75%, 05/28/25	970	926,583

Security	Par (000)	Value

Banks (continued)
2.96%, 03/25/31	$410	$354,338
3.31%, 06/27/29(a)	505	466,241
3.49%, 05/28/30	448	407,913
3.80%, 02/23/28	608	578,573
4.18%, 03/24/28 (Call 03/24/27)(b)	600	582,840
4.25%, 04/11/27	205	201,784
4.38%, 04/12/28	668	652,683
Bank of America Corp.
0.52%, 06/14/24 (Call 06/14/23), (SOFR + 0.410%)(b)	35	33,852
0.81%, 10/24/24 (Call 10/24/23), (SOFR + 0.740%)(b)	456	437,883
0.98%, 04/22/25 (Call 04/22/24), (SOFR + 0.690%)(b)	385	363,956
0.98%, 09/25/25 (Call 09/25/24), (SOFR + 0.910%)(b)	496	462,029
1.20%, 10/24/26 (Call 10/24/25), (SOFR + 1.010%)(b)	560	505,585
1.32%, 06/19/26 (Call 06/19/25), (SOFR + 1.150%)(b)	697	638,738
1.49%, 05/19/24 (Call 05/19/23), (SOFR + 1.460%)(b)	230	225,830
1.53%, 12/06/25 (Call 11/06/25), (SOFR + 0.650%)(b)	180	168,734
1.73%, 07/22/27 (Call 07/22/26), (SOFR + 0.960%)(b)	85	76,293
1.84%, 02/04/25 (Call 02/04/24), (SOFR + 0.670%)(b)	645	624,218
1.92%, 10/24/31 (Call 10/24/30), (SOFR + 1.370%)(b)	850	691,152
2.02%, 02/13/26 (Call 02/13/25), (3 mo. LIBOR US + 0.640%)(b)	660	624,188
2.09%, 06/14/29 (Call 06/14/28), (SOFR + 1.060%)(b)	645	561,543
2.30%, 07/21/32 (Call 07/21/31), (SOFR + 1.220%)(b)	1,030	851,522
2.46%, 10/22/25 (Call 10/22/24), (3 mo. LIBOR US + 0.870%)(b)	457	440,310
2.50%, 02/13/31 (Call 02/13/30), (3 mo. LIBOR US + 0.990%)(b)	1,045	898,397
2.55%, 02/04/28 (Call 02/04/27), (SOFR + 1.050%)(b)	750	692,235
2.57%, 10/20/32 (Call 10/20/31), (SOFR + 1.210%)(b)	890	751,854
2.59%, 04/29/31 (Call 04/29/30), (SOFR + 2.150%)(b)	689	596,998
2.68%, 06/19/41 (Call 06/19/40), (SOFR + 1.930%)(b)	725	543,221
2.69%, 04/22/32 (Call 04/22/31), (SOFR + 1.880%)(b)	1,185	1,019,183
2.83%, 10/24/51 (Call 10/24/50), (SOFR + 1.880%)(b)	360	262,166
2.88%, 10/22/30 (Call 10/22/29), (3 mo. LIBOR US + 1.190%)(b)	560	499,817
2.97%, 02/04/33 (Call 02/04/32), (SOFR + 1.330%)(b)	985	858,940
2.97%, 07/21/52 (Call 07/21/51), (SOFR + 1.560%)(b)	400	296,520
3.09%, 10/01/25 (Call 10/01/24), (3 mo. LIBOR US + 1.090%)(b)	653	640,071
3.19%, 07/23/30 (Call 07/23/29), (3 mo. LIBOR US + 1.180%)(b)	771	704,756
3.25%, 10/21/27 (Call 10/21/26)	719	684,833
3.31%, 04/22/42 (Call 04/22/41), (SOFR + 1.580%)(b)	750	617,280
3.37%, 01/23/26 (Call 01/23/25), (3 mo. LIBOR US + 0.810%)(b)	535	523,433
3.38%, 04/02/26 (Call 04/02/25)(b)	500	489,240
3.42%, 12/20/28 (Call 12/20/27), (3 mo. LIBOR US + 1.040%)(b)	1,312	1,241,795
3.46%, 03/15/25 (Call 03/15/24), (3 mo. LIBOR US + 0.970%)(b)	890	883,076
3.50%, 04/19/26	690	677,697
3.56%, 04/23/27 (Call 04/23/26), (3 mo. LIBOR US + 1.060%)(b)	752	730,613
3.59%, 07/21/28 (Call 07/21/27), (3 mo. LIBOR US + 1.370%)(b)	509	488,523
3.71%, 04/24/28 (Call 04/24/27), (3 mo. LIBOR US + 1.512%)(b)	500	483,285
3.82%, 01/20/28 (Call 01/20/27), (3 mo. LIBOR US + 1.575%)(b)	710	690,383
3.84%, 04/25/25 (Call 04/27/24)(a)(b)	1,000	999,040

10	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Aaa - A Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.86%, 07/23/24 (Call 07/23/23),
(3 mo. LIBOR US + 0.940%)(b)	$525	$526,192
3.88%, 08/01/25	438	440,260
3.95%, 01/23/49 (Call 01/23/48),
(3 mo. LIBOR US + 1.19%)(b)	309	275,217
3.97%, 03/05/29 (Call 03/05/28),
(3 mo. LIBOR US + 1.070%)(b)	654	634,884
3.97%, 02/07/30 (Call 02/07/29),
(3 mo. LIBOR US + 1.210%)(b)	635	613,302
4.00%, 04/01/24	935	948,165
4.08%, 04/23/40 (Call 04/23/39),
(3 mo. LIBOR US + 1.320%)(b)	503	462,780
4.08%, 03/20/51 (Call 03/20/50),
(3 mo. LIBOR US + 1.315%)(b)	1,203	1,083,723
4.10%, 07/24/23(a)	489	496,936
4.13%, 01/22/24	802	813,653
4.24%, 04/24/38 (Call 04/24/37),
(3 mo. LIBOR US + 1.814%)(b)	373	355,230
4.27%, 07/23/29 (Call 07/23/28),
(3 mo. LIBOR US + 1.310%)(b)	878	863,364
4.33%, 03/15/50 (Call 03/15/49),
(3 mo. LIBOR US + 1.15%)(b)	699	662,841
4.38%, 04/27/28 (Call 04/27/27)(b)	910	908,553
4.44%, 01/20/48 (Call 01/20/47),
(3 mo. LIBOR US + 1.990%)(b)	510	486,152
4.57%, 04/27/33 (Call 04/27/32)(b)	790	786,619
4.88%, 04/01/44	250	251,208
5.00%, 01/21/44	502	512,386
5.88%, 02/07/42	453	512,728
Series N, 1.66%, 03/11/27 (Call 03/11/26),
(SOFR + 0.910%)(b)	710	643,658
Series N, 2.65%, 03/11/32 (Call 03/11/31),
(SOFR + 1.220%)(b)	431	370,117
Series N, 3.48%, 03/13/52 (Call 03/11/51),
(SOFR + 1.650%)(b)	330	271,075
Bank of America N.A., 6.00%, 10/15/36	366	409,715
Bank of Montreal
0.40%, 09/15/23	185	178,710
0.45%, 12/08/23	408	391,219
0.63%, 07/09/24	610	574,626
0.75%, 01/10/25, (SOFR + 0.465%)(b)	400	395,856
0.95%, 01/22/27 (Call 01/22/26), (SOFR + 0.603%)(b)	635	570,313
1.25%, 09/15/26	1,030	920,047
1.50%, 01/10/25	225	212,900
1.85%, 05/01/25	442	419,622
2.15%, 03/08/24	300	293,961
2.50%, 06/28/24(a)	485	476,600
2.65%, 03/08/27	300	281,355
Series E, 3.30%, 02/05/24	583	583,764
Bank of New York Mellon Corp. (The)
0.35%, 12/07/23 (Call 11/07/23)	100	96,103
0.50%, 04/26/24 (Call 03/26/24)	200	190,318
0.75%, 01/28/26 (Call 12/28/25)	290	263,210
1.05%, 10/15/26 (Call 09/15/26)(a)	370	332,819
1.60%, 04/24/25 (Call 03/24/25)	609	578,020
1.65%, 07/14/28 (Call 05/14/28)(a)	210	186,428
1.65%, 01/28/31 (Call 10/28/30)	230	192,639
1.80%, 07/28/31 (Call 04/28/31)(a)	300	249,591
2.05%, 01/26/27 (Call 12/26/26)(a)	100	93,555
2.10%, 10/24/24	496	484,666

Security	Par (000)	Value

Banks (continued)
2.20%, 08/16/23 (Call 06/16/23)	$513	$508,881
2.45%, 08/17/26 (Call 05/17/26)	508	488,036
2.80%, 05/04/26 (Call 02/04/26)	402	392,577
3.00%, 10/30/28 (Call 07/30/28)	216	201,426
3.25%, 09/11/24 (Call 08/11/24)	376	376,293
3.25%, 05/16/27 (Call 02/16/27)	198	194,737
3.30%, 08/23/29 (Call 05/23/29)	445	421,749
3.35%, 04/25/25	200	199,602
3.40%, 05/15/24 (Call 04/15/24)(a)	486	489,135
3.40%, 01/29/28 (Call 10/29/27)	448	439,107
3.44%, 02/07/28 (Call 02/07/27),
(3 mo. LIBOR US + 1.069%)(b)	566	557,323
3.45%, 08/11/23	245	246,950
3.85%, 04/28/28	165	165,358
3.85%, 04/26/29	200	198,058
Series 12, 3.65%, 02/04/24 (Call 01/05/24)	551	556,604
Series G, 3.00%, 02/24/25 (Call 01/24/25)	483	479,431
Series J, 0.85%, 10/25/24 (Call 09/25/24)	410	387,782
Bank of Nova Scotia (The)
0.40%, 09/15/23	100	96,754
0.55%, 09/15/23	292	282,609
0.65%, 07/31/24	255	239,335
0.70%, 04/15/24	475	451,701
1.05%, 03/02/26	465	417,463
1.30%, 06/11/25	125	116,018
1.30%, 09/15/26	575	514,458
1.35%, 06/24/26	400	361,076
1.45%, 01/10/25	595	562,251
1.63%, 05/01/23	510	504,349
1.95%, 02/02/27	510	464,992
2.15%, 08/01/31(a)	545	457,304
2.20%, 02/03/25	761	732,531
2.45%, 02/02/32	500	425,410
2.70%, 08/03/26(a)	464	442,489
3.40%, 02/11/24(a)	636	637,119
3.45%, 04/11/25	1,000	988,650
Barclays PLC, 3.75%, 05/15/24	385	385,766
BPCE SA
3.38%, 12/02/26	540	524,599
4.00%, 04/15/24	760	766,794
Canadian Imperial Bank of Commerce
0.45%, 06/22/23	110	107,161
0.50%, 12/14/23	530	508,853
0.95%, 06/23/23	244	238,944
0.95%, 10/23/25	445	404,140
1.00%, 10/18/24	845	794,342
1.25%, 06/22/26	340	303,606
2.25%, 01/28/25	898	864,909
3.10%, 04/02/24(a)	1,030	1,025,056
3.50%, 09/13/23	547	550,665
Citibank N.A., 3.65%, 01/23/24 (Call 12/23/23)(a)	545	549,387
Citigroup Inc.
0.78%, 10/30/24 (Call 09/30/23), (SOFR + 0.686%)(b)	1,155	1,106,351
0.98%, 05/01/25 (Call 05/01/24), (SOFR + 0.669%)(b)	830	782,541
1.12%, 01/28/27 (Call 01/28/26), (SOFR + 0.765%)(b)	430	383,723
1.28%, 11/03/25 (Call 11/03/24), (SOFR + 0.528%)(b)	340	318,213
1.46%, 06/09/27 (Call 06/09/26), (SOFR + 0.770%)(b)	1,341	1,193,262
1.68%, 05/15/24 (Call 05/15/23), (SOFR + 1.667%)(b)	653	643,577
2.01%, 01/25/26 (Call 01/25/25), (SOFR + 0.694%)(b)	735	695,016
2.52%, 11/03/32 (Call 11/03/31), (SOFR + 1.177%)(b)	845	705,389

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Aaa - A Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.56%, 05/01/32 (Call 05/01/31), (SOFR + 1.167%)(b)	$1,370	$1,157,760
2.57%, 06/03/31 (Call 06/03/30), (SOFR + 2.107%)(b)	1,703	1,463,149
2.67%, 01/29/31 (Call 01/29/30), (SOFR + 1.146%)(b)	1,101	959,026
2.90%, 11/03/42 (Call 11/03/41), (SOFR + 1.379%)(b)	600	457,212
2.98%, 11/05/30 (Call 11/05/29), (SOFR + 1.422%)(b)	1,038	928,647
3.06%, 01/25/33 (Call 01/25/32), (SOFR + 1.351%)(b)	1,375	1,202,465
3.07%, 02/24/28 (Call 02/24/27), (SOFR + 1.280%)(b)	1,160	1,091,688
3.11%, 04/08/26 (Call 04/08/25), (SOFR + 2.842%)(b)	1,648	1,597,143
3.20%, 10/21/26 (Call 07/21/26)	1,329	1,280,585
3.29%, 03/17/26 (Call 03/17/25)(b)	500	487,855
3.30%, 04/27/25	539	532,925
3.35%, 04/24/25 (Call 04/24/24),
(3 mo. LIBOR US + 0.897%)(b)	1,513	1,491,077
3.40%, 05/01/26	955	930,924
3.52%, 10/27/28 (Call 10/27/27),
(3 mo. LIBOR US + 1.151%)(b)	1,136	1,080,347
3.67%, 07/24/28 (Call 07/24/27),
(3 mo. LIBOR US + 1.390%)(b)	1,179	1,133,998
3.70%, 01/12/26	770	761,522
3.75%, 06/16/24	376	378,756
3.79%, 03/17/33 (Call 03/17/32)(b)	800	740,424
3.88%, 10/25/23(a)	540	547,506
3.88%, 01/24/39 (Call 01/22/38),
(3 mo. LIBOR US + 1.168%)(b)	521	473,313
3.89%, 01/10/28 (Call 01/10/27),
(3 mo. LIBOR US + 1.563%)(b)	1,164	1,134,504
3.98%, 03/20/30 (Call 03/20/29),
(3 mo. LIBOR US + 1.338%)(b)	165	158,382
4.04%, 06/01/24 (Call 06/01/23),
(3 mo. LIBOR US + 1.023%)(a)(b)	744	748,107
4.08%, 04/23/29 (Call 04/23/28),
(3 mo. LIBOR US + 1.192%)(b)	939	913,102
4.28%, 04/24/48 (Call 04/24/47),
(3 mo. LIBOR US + 1.839%)(b)	426	401,637
4.41%, 03/31/31 (Call 03/31/30), (SOFR + 3.914%)(b)	1,949	1,904,933
4.65%, 07/30/45	619	602,510
4.65%, 07/23/48 (Call 06/23/48)(a)	1,228	1,214,603
5.32%, 03/26/41 (Call 03/26/40), (SOFR + 4.548%)(b)	640	678,022
5.88%, 01/30/42	495	552,752
8.13%, 07/15/39	908	1,251,978
Comerica Bank, 2.50%, 07/23/24	255	249,801
Comerica Inc.
3.70%, 07/31/23 (Call 07/01/23)	573	576,747
4.00%, 02/01/29 (Call 10/31/28)	595	592,477
Cooperatieve Rabobank U.A./New York
0.38%, 01/12/24	465	443,852
1.38%, 01/10/25(a)	450	427,203
3.38%, 05/21/25	780	775,437
5.25%, 05/24/41	396	450,985
Credit Suisse AG/New York NY
0.50%, 02/02/24	185	176,068
1.00%, 05/05/23	365	358,397
1.25%, 08/07/26	1,065	941,897
2.95%, 04/09/25	1,100	1,069,101
3.63%, 09/09/24	1,175	1,172,861
Credit Suisse USA Inc., 3.70%, 02/21/25	1,200	1,188,720
Deutsche Bank AG/New York NY
0.90%, 05/28/24	470	443,666
0.96%, 11/08/23	805	775,762
1.69%, 03/19/26	450	410,909

Security	Par (000)	Value

Banks (continued)
Fifth Third Bank NA
2.25%, 02/01/27 (Call 01/01/27)	$695	$651,319
3.95%, 07/28/25 (Call 06/28/25)	765	774,310
Goldman Sachs Group Inc. (The)
0.66%, 09/10/24 (Call 09/10/23), (SOFR + 0.505%)(b)	140	134,610
0.86%, 02/12/26 (Call 02/12/25), (SOFR + 0.609%)(b)	92	83,985
0.93%, 10/21/24 (Call 10/21/23), (SOFR + 0.486%)(b)	500	480,870
1.09%, 12/09/26 (Call 12/09/25), (SOFR + 0.789%)(b)	525	469,948
1.22%, 12/06/23 (Call 12/06/22)	500	485,925
1.43%, 03/09/27 (Call 03/09/26), (SOFR + 0.798%)(b)	1,570	1,403,972
1.54%, 09/10/27 (Call 09/10/26), (SOFR + 0.818%)(b)	882	778,974
1.76%, 01/24/25 (Call 01/24/24), (SOFR + 0.730%)(b)	300	289,962
1.95%, 10/21/27 (Call 10/21/26), (SOFR + 0.913%)(b)	1,125	1,010,149
1.99%, 01/27/32 (Call 01/27/31), (SOFR + 1.090%)(b)	410	331,419
2.38%, 07/21/32 (Call 07/21/31), (SOFR + 1.248%)(b)	1,747	1,447,075
2.60%, 02/07/30 (Call 11/07/29)(a)	881	765,025
2.62%, 04/22/32 (Call 04/22/31), (SOFR + 1.281%)(b)	1,395	1,181,133
2.64%, 02/24/28 (Call 02/24/27), (SOFR + 1.114%)(b)	750	690,292
2.65%, 10/21/32 (Call 10/21/31), (SOFR + 1.264%)(b)	1,320	1,114,357
2.91%, 07/21/42 (Call 07/21/41), (SOFR + 1.430%)(b)	562	434,842
3.10%, 02/24/33 (Call 02/24/32), (SOFR + 1.410%)(b)	1,330	1,162,606
3.21%, 04/22/42 (Call 04/22/41), (SOFR + 1.513%)(b)	697	561,705
3.27%, 09/29/25 (Call 09/29/24),
(3 mo. LIBOR US + 1.201%)(b)	1,112	1,094,430
3.44%, 02/24/43 (Call 02/24/42), (SOFR + 1.513%)(b)	500	413,380
3.50%, 01/23/25 (Call 10/23/24)	1,179	1,169,061
3.50%, 04/01/25 (Call 03/01/25)	1,528	1,509,664
3.50%, 11/16/26 (Call 11/16/25)	1,556	1,519,652
3.62%, 03/15/28 (Call 03/15/27), (SOFR + 1.846%)(b)	1,000	962,420
3.63%, 02/20/24 (Call 01/20/24)	926	927,491
3.69%, 06/05/28 (Call 06/05/27),
(3 mo. LIBOR US + 1.510%)(b)	1,330	1,275,510
3.75%, 05/22/25 (Call 02/22/25)(a)	954	950,117
3.75%, 02/25/26 (Call 11/25/25)	740	734,842
3.80%, 03/15/30 (Call 12/15/29)	1,138	1,075,808
3.81%, 04/23/29 (Call 04/23/28),
(3 mo. LIBOR US + 1.158%)(b)	568	545,331
3.85%, 07/08/24 (Call 04/08/24)	1,112	1,118,861
3.85%, 01/26/27 (Call 01/26/26)	1,317	1,288,711
4.00%, 03/03/24	1,308	1,320,164
4.02%, 10/31/38 (Call 10/31/37),
(3 mo. LIBOR US + 1.373%)(b)	1,003	918,818
4.22%, 05/01/29 (Call 05/01/28),
(3 mo. LIBOR US + 1.301%)(b)	1,532	1,498,664
4.41%, 04/23/39 (Call 04/23/38),
(3 mo. LIBOR US + 1.430%)(b)	615	587,743
4.75%, 10/21/45 (Call 04/21/45)	760	752,354
4.80%, 07/08/44 (Call 01/08/44)	793	786,672
6.13%, 02/15/33	543	605,157
6.25%, 02/01/41	1,069	1,246,368
HSBC Bank USA N.A., 7.00%, 01/15/39	235	293,609
HSBC Holdings PLC
0.73%, 08/17/24 (Call 08/17/23), (SOFR + 0.534%)(b)	500	481,670
0.98%, 05/24/25 (Call 05/24/24), (SOFR + 0.708%)(b)	825	774,865
1.00%, 08/17/29 (Call 08/17/28), (SOFR + 1.285%)(b)	1,065	917,615
1.16%, 11/22/24 (Call 11/22/23), (SOFR + 0.580%)(a)(b)	315	302,104
1.59%, 05/24/27 (Call 05/24/26), (SOFR + 1.290%)(b)	1,050	933,513
1.65%, 04/18/26 (Call 04/18/25), (SOFR + 1.538%)(b)	1,828	1,694,245
2.01%, 09/22/28 (Call 09/22/27), (SOFR + 1.732%)(b)	500	436,305
2.10%, 06/04/26 (Call 06/04/25), (SOFR + 1.929%)(b)	1,230	1,149,423

12	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Aaa - A Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.25%, 11/22/27 (Call 11/22/26), (SOFR + 1.100%)(b)	$1,165	$1,053,043
2.36%, 08/18/31 (Call 08/18/30), (SOFR + 1.947%)(b)	855	709,881
2.63%, 11/07/25 (Call 11/07/24), (SOFR + 1.401%)(b)	1,155	1,112,253
2.80%, 05/24/32 (Call 05/24/31), (SOFR + 1.187%)(b)	785	659,502
2.85%, 06/04/31 (Call 06/04/30), (SOFR + 2.387%)(b)	735	635,025
2.87%, 11/22/32 (Call 11/22/31), (SOFR + 1.410%)(b)	1,100	917,928
3.00%, 03/10/26 (Call 03/10/25), (SOFR + 1.430%)(b)	560	539,829
3.60%, 05/25/23	760	766,825
3.80%, 03/11/25 (Call 03/11/24),
(3 mo. LIBOR US + 1.211%)(b)	1,200	1,194,660
3.90%, 05/25/26	1,285	1,265,969
3.95%, 05/18/24 (Call 05/18/23),
(3 mo. LIBOR US + 0.987%)(b)	795	798,371
3.97%, 05/22/30 (Call 05/22/29),
(3 mo. LIBOR US + 1.610%)(b)	1,178	1,114,694
4.04%, 03/13/28 (Call 03/13/27),
(3 mo. LIBOR US + 1.546%)(b)	1,988	1,927,943
4.29%, 09/12/26 (Call 09/15/25),
(3 mo. LIBOR US + 1.348%)(b)	1,210	1,203,163
4.30%, 03/08/26	1,692	1,695,773
4.58%, 06/19/29 (Call 06/19/28),
(3 mo. LIBOR US + 1.535%)(b)	973	955,846
4.95%, 03/31/30	1,378	1,391,656
6.10%, 01/14/42	320	362,723
HSBC USA Inc., 3.50%, 06/23/24	495	495,198
Huntington National Bank (The), 3.55%, 10/06/23 (Call 09/06/23)	505	507,717
ING Groep NV
1.73%, 04/01/27 (Call 04/01/26), (SOFR + 1.005%)(b)	470	423,705
2.73%, 04/01/32 (Call 04/01/31), (SOFR + 1.316%)(b)	213	182,130
3.55%, 04/09/24	445	444,061
3.87%, 03/28/26 (Call 03/28/25), (SOFR + 1.640%)(b)	300	296,733
3.95%, 03/29/27	795	777,025
4.02%, 03/28/28 (Call 03/28/27)(b)	300	291,345
4.05%, 04/09/29	505	485,800
4.10%, 10/02/23	817	825,064
4.25%, 03/28/33 (Call 03/28/32)(b)	300	287,121
4.55%, 10/02/28	770	765,773
JPMorgan Chase & Co.
0.56%, 02/16/25 (Call 02/16/24), (SOFR + 0.420%)(b)	150	142,133
0.65%, 09/16/24 (Call 09/16/23), (SOFR + 0.600%)(b)	65	62,865
0.77%, 08/09/25 (Call 08/09/24), (SOFR + 0.490%)(b)	85	79,404
0.97%, 06/23/25 (Call 06/23/24), (SOFR + 0.580%)(b)	365	343,137
1.04%, 02/04/27 (Call 02/04/26), (SOFR + 0.695%)(a)(b)	60	53,434
1.05%, 11/19/26 (Call 11/19/25), (SOFR + 0.800%)(b)	110	98,793
1.47%, 09/22/27 (Call 09/22/26), (SOFR + 0.765%)(b)	710	631,147
1.51%, 06/01/24 (Call 06/01/23), (SOFR + 1.455%)(b)	250	245,945
1.56%, 12/10/25 (Call 12/10/24), (SOFR + 0.605%)(b)	700	659,092
1.58%, 04/22/27 (Call 04/22/26), (SOFR + 0.885%)(b)	825	746,064
1.76%, 11/19/31 (Call 11/19/30), (SOFR + 1.105%)(a)(b)	140	112,983
1.95%, 02/04/32 (Call 02/04/31), (SOFR + 1.065%)(b)	339	276,851
2.01%, 03/13/26 (Call 03/13/25), (SOFR + 1.585%)(b)	360	339,336
2.07%, 06/01/29 (Call 06/01/28), (SOFR + 1.015%)(b)	180	157,687
2.08%, 04/22/26 (Call 04/22/25), (SOFR + 1.850%)(b)	1,230	1,157,602
2.18%, 06/01/28 (Call 06/01/27), (SOFR + 1.890%)(b)	321	288,714
2.30%, 10/15/25 (Call 10/15/24), (SOFR + 1.160%)(b)	540	518,535
2.52%, 04/22/31 (Call 04/22/30), (SOFR + 2.040%)(b)	885	768,738
2.53%, 11/19/41 (Call 11/19/40), (SOFR + 2.460%)(b)	290	215,325
2.55%, 11/08/32 (Call 11/08/31), (SOFR + 1.180%)(b)	725	615,206
2.58%, 04/22/32 (Call 04/22/31), (SOFR + 1.250%)(b)	745	641,140

Security	Par (000)	Value

Banks (continued)
2.60%, 02/24/26 (Call 02/24/25), (SOFR + 0.915%)(b)	$550	$529,215
2.70%, 05/18/23 (Call 03/18/23)	727	726,215
2.74%, 10/15/30 (Call 10/15/29), (SOFR + 1.510%)(b)	915	812,200
2.95%, 10/01/26 (Call 07/01/26)	692	663,351
2.95%, 02/24/28 (Call 02/24/27), (SOFR + 1.170%)(b)	595	560,419
2.96%, 05/13/31 (Call 05/13/30), (SOFR + 2.515%)(b)	606	532,922
2.96%, 01/25/33 (Call 01/25/32), (SOFR + 1.260%)(b)	570	502,204
3.11%, 04/22/41 (Call 04/22/40), (SOFR + 1.38%)(a)(b)	465	374,957
3.11%, 04/22/51 (Call 04/22/50), (SOFR + 1.220%)(b)	210	161,906
3.13%, 01/23/25 (Call 10/23/24)	855	846,749
3.16%, 04/22/42 (Call 04/22/41), (SOFR + 2.440%)(b)	440	357,082
3.20%, 06/15/26 (Call 03/15/26)	675	658,935
3.22%, 03/01/25 (Call 03/01/24),
(3 mo. LIBOR US + 1.155%)(b)	685	678,157
3.30%, 04/01/26 (Call 01/01/26)	683	667,872
3.33%, 04/22/52 (Call 04/22/51), (SOFR + 1.510%)(b)	975	778,820
3.38%, 05/01/23	199	200,077
3.51%, 01/23/29 (Call 01/23/28),
(3 mo. LIBOR US + 0.945%)(b)	290	276,260
3.54%, 05/01/28 (Call 05/01/27),
(3 mo. LIBOR US + 1.380%)(b)	778	747,355
3.56%, 04/23/24 (Call 04/23/23),
(3 mo. LIBOR US + 0.730%)(b)	792	793,109
3.63%, 05/13/24	890	897,405
3.63%, 12/01/27 (Call 12/01/26)	277	267,593
3.70%, 05/06/30 (Call 05/06/29),
(3 mo. LIBOR US + 1.160%)(b)	836	793,815
3.78%, 02/01/28 (Call 02/01/27),
(3 mo. LIBOR US + 1.337%)(b)	649	630,718
3.80%, 07/23/24 (Call 07/23/23),
(3 mo. LIBOR US + 0.890%)(a)(b)	546	548,184
3.88%, 02/01/24	629	637,642
3.88%, 09/10/24	830	834,167
3.88%, 07/24/38 (Call 07/24/37),
(3 mo. LIBOR US + 1.360%)(b)	691	635,126
3.90%, 07/15/25 (Call 04/15/25)(a)	657	660,449
3.90%, 01/23/49 (Call 01/23/48),
(3 mo. LIBOR US + 1.460%)(b)	465	410,558
3.96%, 01/29/27 (Call 01/29/26),
(3 mo. LIBOR US + 1.245%)(b)	60	59,386
3.96%, 11/15/48 (Call 11/15/47),
(3 mo. LIBOR US + 1.360%)(b)	925	825,387
4.01%, 04/23/29 (Call 04/23/28),
(3 mo. LIBOR US + 1.120%)(b)	640	624,275
4.02%, 12/05/24 (Call 12/05/23),
(3 mo. LIBOR US + 1.000%)(b)	435	436,962
4.03%, 07/24/48 (Call 07/24/47),
(3 mo. LIBOR US + 1.580%)(b)	463	417,607
4.08%, 04/26/26 (Call 04/26/25), (SOFR + 1.320%)(b)	960	958,205
4.13%, 12/15/26	480	477,422
4.20%, 07/23/29 (Call 07/23/28),
(3 mo. LIBOR US + 1.260%)(b)	870	854,975
4.25%, 10/01/27	460	457,318
4.26%, 02/22/48 (Call 02/22/47),
(3 mo. LIBOR US + 1.580%)(b)	548	513,690
4.32%, 04/26/28 (Call 04/26/27), (SOFR + 1.560%)(b)	1,000	997,110
4.45%, 12/05/29 (Call 12/05/28),
(3 mo. LIBOR US + 1.330%)(b)	715	710,631
4.49%, 03/24/31 (Call 03/24/30), (SOFR + 3.790%)(b)	135	134,536
4.59%, 04/26/33 (Call 04/26/32)(b)	95	95,523

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Aaa - A Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.85%, 02/01/44(a)	$268	$271,564
4.95%, 06/01/45	555	556,437
5.40%, 01/06/42	354	380,794
5.50%, 10/15/40	350	380,608
5.60%, 07/15/41	463	508,328
5.63%, 08/16/43(a)	255	276,104
6.40%, 05/15/38(a)	552	654,622
7.63%, 10/15/26	420	479,090
8.00%, 04/29/27	184	213,808
KeyBank N.A./Cleveland OH
0.43%, 06/14/24 (Call 06/14/23), (SOFR + 0.320%)(b)	415	403,459
3.30%, 06/01/25	602	597,328
Lloyds Banking Group PLC
0.70%, 05/11/24 (Call 05/11/23),
(1 year CMT + 0.550%)(b)	115	111,671
1.63%, 05/11/27 (Call 05/11/26)(b)	435	390,147
2.44%, 02/05/26 (Call 02/05/25)(b)	290	277,002
3.57%, 11/07/28 (Call 11/07/27),
(3 mo. LIBOR US + 1.205%)(b)	685	650,812
3.75%, 01/11/27	730	710,998
3.75%, 03/18/28 (Call 03/18/27)(b)	500	482,700
3.87%, 07/09/25 (Call 07/09/24)(b)	739	737,633
3.90%, 03/12/24	505	506,141
4.05%, 08/16/23	728	735,171
4.38%, 03/22/28	740	730,661
4.45%, 05/08/25	845	853,349
4.55%, 08/16/28	565	564,378
M&T Bank Corp., 3.55%, 07/26/23 (Call 06/26/23)	449	451,523
Manufacturers & Traders Trust Co.
2.90%, 02/06/25 (Call 01/06/25)	520	511,654
3.40%, 08/17/27	705	683,575
Mitsubishi UFJ Financial Group Inc.
0.85%, 09/15/24 (Call 09/15/23)(b)	615	593,075
0.95%, 07/19/25 (Call 07/19/24)(b)	700	657,307
0.96%, 10/11/25 (Call 10/11/24)(b)	475	442,719
1.41%, 07/17/25	865	799,104
1.54%, 07/20/27 (Call 07/20/26)(b)	905	810,880
1.64%, 10/13/27 (Call 10/13/26)(b)	780	696,127
2.05%, 07/17/30	455	378,687
2.19%, 02/25/25	1,175	1,126,273
2.31%, 07/20/32 (Call 07/20/31)(b)	990	825,056
2.34%, 01/19/28 (Call 01/19/27)(b)	615	564,066
2.49%, 10/13/32 (Call 10/13/31)(b)	410	344,724
2.56%, 02/25/30(a)	559	488,236
2.76%, 09/13/26	360	340,564
2.80%, 07/18/24	480	472,334
2.85%, 01/19/33 (Call 01/19/32)(b)	615	532,442
3.20%, 07/18/29	955	877,960
3.29%, 07/25/27(a)	547	524,409
3.41%, 03/07/24	753	752,450
3.68%, 02/22/27(a)	627	615,137
3.74%, 03/07/29	860	826,030
3.75%, 07/18/39	610	553,758
3.76%, 07/26/23	368	371,496
3.78%, 03/02/25	159	159,817
3.84%, 04/17/26 (Call 04/17/25)(b)	500	498,130
3.85%, 03/01/26	635	629,729
3.96%, 03/02/28	567	554,821
4.05%, 09/11/28	676	658,836
4.08%, 04/19/28 (Call 04/19/27)(b)	500	493,710

Security	Par (000)	Value

Banks (continued)
4.15%, 03/07/39	$186	$177,403
4.29%, 07/26/38	55	53,535
4.32%, 04/19/33(a)	500	490,155
Mizuho Financial Group Inc.
0.85%, 09/08/24 (Call 09/08/23), (SOFR + 0.872%)(b)	550	530,315
1.23%, 05/22/27 (Call 05/22/26)(b)	435	384,984
1.24%, 07/10/24 (Call 07/10/23), (SOFR + 1.252%)(b)	310	302,163
1.55%, 07/09/27 (Call 07/09/26)(b)	650	580,846
1.98%, 09/08/31 (Call 09/08/30), (SOFR + 1.532%)(b)	215	175,833
2.17%, 05/22/32 (Call 05/22/31)(b)	325	267,092
2.20%, 07/10/31 (Call 07/10/30), (SOFR + 1.772%)(b)	460	385,259
2.23%, 05/25/26 (Call 05/25/25),
(3 mo. LIBOR US + 0.830%)(b)	440	416,011
2.26%, 07/09/32 (Call 07/09/31)(a)(b)	355	293,755
2.56%, 09/13/25 (Call 09/13/24), (SOFR + 1.362%)(b)	250	242,488
2.59%, 05/25/31 (Call 05/25/30),
(3 mo. LIBOR US + 1.070%)(b)	255	221,758
2.65%, 05/22/26 (Call 05/22/25)(a)(b)	350	336,672
2.84%, 07/16/25 (Call 07/16/24), (SOFR + 1.242%)(b)	25	24,469
2.84%, 09/13/26	220	208,208
2.87%, 09/13/30 (Call 09/13/29), (SOFR + 1.572%)(b)	325	291,831
3.15%, 07/16/30 (Call 07/16/29),
(3 mo. LIBOR US + 1.130%)(b)	385	353,461
3.17%, 09/11/27(a)	396	374,806
3.26%, 05/22/30 (Call 05/22/29)(b)	375	347,224
3.66%, 02/28/27	562	549,046
3.92%, 09/11/24 (Call 09/11/23),
(3 mo. LIBOR US + 1.000%)(a)(b)	295	296,387
4.02%, 03/05/28	490	480,504
4.25%, 09/11/29 (Call 09/11/28),
(3 mo. LIBOR US + 1.270%)(b)	425	417,393
Morgan Stanley
0.73%, 04/05/24 (Call 04/05/23), (SOFR + 0.616%)(b)	460	448,049
0.79%, 01/22/25 (Call 01/22/24), (SOFR + 0.509%)(b)	802	762,550
0.79%, 05/30/25 (Call 05/30/24), (SOFR + 0.525%)(b)	565	528,371
0.99%, 12/10/26 (Call 12/10/25), (SOFR + 0.720%)(b)	1,487	1,327,832
1.16%, 10/21/25 (Call 10/21/24), (SOFR + 0.560%)(b)	1,500	1,401,585
1.51%, 07/20/27 (Call 07/20/26), (SOFR + 0.858%)(b)	1,082	965,945
1.59%, 05/04/27 (Call 04/04/27), (SOFR + 0.879%)(b)	47	42,401
1.79%, 02/13/32 (Call 02/13/31), (SOFR + 1.034%)(b)	550	441,062
1.93%, 04/28/32 (Call 01/28/32), (SOFR + 1.020%)(b)	1,063	858,213
2.19%, 04/28/26 (Call 04/28/25), (SOFR + 1.990%)(b)	510	481,578
2.24%, 07/21/32 (Call 07/21/31), (SOFR + 1.178%)(b)	1,340	1,109,440
2.48%, 01/21/28 (Call 01/21/27), (SOFR + 1.000%)(b)	970	892,895
2.51%, 10/20/32 (Call 10/20/31), (SOFR + 1.200%)(b)	995	837,979
2.63%, 02/18/26 (Call 02/18/25), (SOFR + 0.940%)(b)	650	625,761
2.70%, 01/22/31 (Call 01/22/30), (SOFR + 1.143%)(b)	1,096	964,612
2.72%, 07/22/25 (Call 07/22/24), (SOFR + 1.152%)(b)	1,298	1,263,992
2.80%, 01/25/52 (Call 07/25/51), (SOFR + 1.430%)(b)	535	389,298
2.94%, 01/21/33 (Call 01/21/32), (SOFR + 1.290%)(b)	735	641,420
3.13%, 07/27/26	1,428	1,368,838
3.22%, 04/22/42 (Call 04/22/41), (SOFR + 1.431%)(a)(b)	1,042	854,346
3.59%, 07/22/28 (Call 07/22/27),
(3 mo. LIBOR US + 1.340%)(b)	1,470	1,409,113
3.62%, 04/17/25 (Call 04/17/24), (SOFR + 1.160%)(b)	1,120	1,113,885
3.62%, 04/01/31 (Call 04/01/30), (SOFR + 3.120%)(b)	630	590,461
3.63%, 01/20/27	1,503	1,466,312
3.70%, 10/23/24(a)	1,528	1,531,774
3.74%, 04/24/24 (Call 04/24/23),
(3 mo. LIBOR US + 0.847%)(b)	1,497	1,496,790

14	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Aaa - A Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.77%, 01/24/29 (Call 01/24/28),
(3 mo. LIBOR US + 1.140%)(b)	$1,057	$1,020,047
3.88%, 01/27/26	1,666	1,654,105
3.97%, 07/22/38 (Call 07/22/37),
(3 mo. LIBOR US + 1.455%)(b)	1,059	977,372
4.00%, 07/23/25	1,477	1,479,230
4.21%, 04/20/28 (Call 04/20/27), (SOFR + 1.610%)(b)	795	789,085
4.30%, 01/27/45	985	927,466
4.38%, 01/22/47	1,080	1,033,873
4.43%, 01/23/30 (Call 01/23/29),
(3 mo. LIBOR US + 1.628%)(b)	437	434,116
4.46%, 04/22/39 (Call 04/22/38),
(3 mo. LIBOR US + 0.408%)(b)	420	413,074
5.60%, 03/24/51 (Call 03/24/50), (SOFR + 4.480%)(b)	826	940,021
6.25%, 08/09/26	620	671,299
6.38%, 07/24/42	892	1,075,128
7.25%, 04/01/32	846	1,015,462
Series F, 3.88%, 04/29/24	1,616	1,627,619
Series I, 0.86%, 10/21/25 (Call 10/21/24),
(SOFR + 0.745%)(b)	510	473,479
National Australia Bank Ltd./New York
2.50%, 07/12/26	705	673,085
3.38%, 01/14/26	580	575,128
3.63%, 06/20/23	40	40,404
National Bank of Canada
0.55%, 11/15/24 (Call 11/15/23)(b)	785	751,284
0.75%, 08/06/24	735	690,643
Northern Trust Corp.
1.95%, 05/01/30 (Call 02/01/30)(a)	555	482,634
3.15%, 05/03/29 (Call 02/03/29)	400	383,824
3.65%, 08/03/28 (Call 05/03/28)	410	408,327
3.95%, 10/30/25	700	709,436
PNC Bank N.A.
2.70%, 10/22/29	590	531,248
2.95%, 02/23/25 (Call 01/23/25)	370	366,282
3.10%, 10/25/27 (Call 09/25/27)(a)	275	266,591
3.25%, 06/01/25 (Call 05/02/25)	260	258,656
3.25%, 01/22/28 (Call 12/23/27)	350	339,119
3.30%, 10/30/24 (Call 09/30/24)	420	418,748
3.80%, 07/25/23 (Call 06/25/23)	275	277,291
3.88%, 04/10/25 (Call 03/10/25)	295	295,817
4.05%, 07/26/28	595	590,734
4.20%, 11/01/25 (Call 10/01/25)	290	294,660
2.50%, 08/27/24 (Call 07/27/24)	345	337,941
PNC Financial Services Group Inc. (The)
1.15%, 08/13/26 (Call 07/13/26)	450	407,817
2.20%, 11/01/24 (Call 10/02/24)	441	430,385
2.31%, 04/23/32 (Call 04/23/31), (SOFR + 0.979%)(b)	638	549,911
2.55%, 01/22/30 (Call 10/24/29)	620	554,912
2.60%, 07/23/26 (Call 05/24/26)(a)	625	600,231
3.15%, 05/19/27 (Call 04/19/27)	450	438,174
3.45%, 04/23/29 (Call 01/23/29)(a)	711	684,025
3.50%, 01/23/24 (Call 12/24/23)	750	754,492
3.90%, 04/29/24 (Call 03/29/24)	407	411,624
Royal Bank of Canada
0.43%, 01/19/24(a)	130	124,615
0.50%, 10/26/23	611	589,804
0.65%, 07/29/24	667	627,313
0.75%, 10/07/24	765	717,975
0.88%, 01/20/26(a)	15	13,466

Security	Par (000)	Value

Banks (continued)
1.15%, 06/10/25	$772	$713,969
1.15%, 07/14/26	405	363,107
1.20%, 04/27/26	720	650,124
1.40%, 11/02/26	530	477,085
1.60%, 01/21/25(a)	225	213,480
2.05%, 01/21/27(a)	690	635,718
2.25%, 11/01/24	793	770,503
2.30%, 11/03/31	685	582,757
2.55%, 07/16/24	330	324,235
3.38%, 04/14/25	300	296,823
3.63%, 05/04/27(a)	1,000	981,820
3.70%, 10/05/23	866	875,491
3.88%, 05/04/32	1,000	960,460
4.65%, 01/27/26(a)	463	472,306
Santander UK PLC, 4.00%, 03/13/24(a)	1,215	1,228,158
State Street Corp.
1.68%, 11/18/27 (Call 11/18/26), (SOFR + 0.560%)(b)	325	297,268
2.20%, 02/07/28 (Call 02/07/27), (SOFR + 0.730%)(b)	355	329,618
2.20%, 03/03/31	387	328,679
2.35%, 11/01/25 (Call 11/01/24)(b)	458	444,736
2.40%, 01/24/30(a)	355	318,687
2.62%, 02/07/33 (Call 02/07/32), (SOFR + 1.002%)(b)	425	375,662
2.65%, 05/19/26	375	364,515
3.03%, 11/01/34 (Call 11/01/29), (SOFR + 1.490%)(b)	225	205,778
3.10%, 05/15/23	481	483,294
3.30%, 12/16/24(a)	673	673,774
3.55%, 08/18/25	319	319,603
3.70%, 11/20/23	704	711,800
3.78%, 12/03/24 (Call 12/03/23),
(3 mo. LIBOR US + 0.770%)(b)	260	262,296
4.14%, 12/03/29 (Call 12/03/28),
(3 mo. LIBOR US + 1.030%)(b)	245	246,299
Sumitomo Mitsui Banking Corp.
3.40%, 07/11/24(a)	200	199,384
3.65%, 07/23/25	55	54,622
3.95%, 07/19/23	485	489,312
3.95%, 01/10/24(a)	335	338,762
Sumitomo Mitsui Financial Group Inc.
0.95%, 01/12/26	260	232,931
1.40%, 09/17/26	780	695,573
1.47%, 07/08/25	325	301,399
1.71%, 01/12/31	830	663,685
1.90%, 09/17/28	645	554,726
2.13%, 07/08/30	325	273,130
2.17%, 01/14/27	50	45,859
2.22%, 09/17/31	505	418,524
2.30%, 01/12/41	290	210,441
2.35%, 01/15/25	815	783,272
2.45%, 09/27/24	242	235,069
2.47%, 01/14/29	265	235,007
2.63%, 07/14/26	959	906,485
2.70%, 07/16/24	465	455,719
2.72%, 09/27/29(a)	405	362,151
2.75%, 01/15/30(a)	900	800,343
3.01%, 10/19/26	760	726,248
3.04%, 07/16/29	1,184	1,084,059
3.05%, 01/14/42	260	211,611
3.35%, 10/18/27	465	446,935
3.36%, 07/12/27	839	809,123
3.45%, 01/11/27	852	825,503

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Aaa - A Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.54%, 01/17/28	$445	$428,588
3.75%, 07/19/23	510	514,080
3.78%, 03/09/26	339	334,915
3.94%, 10/16/23	419	423,249
3.94%, 07/19/28	236	230,131
4.31%, 10/16/28(a)	205	203,518
Svenska Handelsbanken AB, 3.90%, 11/20/23	580	587,412
Toronto-Dominion Bank (The)
0.30%, 06/02/23	25	24,380
0.45%, 09/11/23	165	159,756
0.55%, 03/04/24	115	109,633
0.70%, 09/10/24	30	28,261
0.75%, 06/12/23	160	156,581
0.75%, 09/11/25(a)	572	520,955
0.75%, 01/06/26(a)	867	779,502
1.15%, 06/12/25	695	645,398
1.20%, 06/03/26	470	423,973
1.25%, 12/13/24	155	147,090
1.25%, 09/10/26	160	143,458
1.45%, 01/10/25(a)	800	758,496
1.95%, 01/12/27	800	734,696
2.00%, 09/10/31	315	262,449
2.35%, 03/08/24	200	196,944
2.45%, 01/12/32	380	326,017
2.65%, 06/12/24	730	721,576
2.80%, 03/10/27	200	190,114
3.20%, 03/10/32	700	638,883
3.25%, 03/11/24	716	716,508
3.50%, 07/19/23	908	915,754
3.63%, 09/15/31 (Call 09/15/26)(a)(b)	397	387,686
Truist Bank
1.50%, 03/10/25 (Call 02/10/25)	215	204,072
2.15%, 12/06/24 (Call 11/06/24)	150	145,634
2.25%, 03/11/30 (Call 12/11/29)	762	659,991
2.64%, 09/17/29 (Call 09/17/24)(b)	437	423,182
2.75%, 05/01/23 (Call 04/01/23)	256	255,488
3.20%, 04/01/24 (Call 03/01/24)	388	387,922
3.30%, 05/15/26 (Call 04/15/26)	30	29,445
3.63%, 09/16/25 (Call 08/16/25)	695	691,685
3.69%, 08/02/24 (Call 08/02/23),
(3 mo. LIBOR US + 0.735%)(a)(b)	155	155,944
3.80%, 10/30/26 (Call 09/30/26)(a)	302	299,789
4.05%, 11/03/25 (Call 09/03/25)	164	166,829
Truist Financial Corp.
1.13%, 08/03/27 (Call 06/03/27)	405	352,370
1.20%, 08/05/25 (Call 07/03/25)	160	148,544
1.27%, 03/02/27 (Call 03/02/26), (SOFR + 0.609%)(b)	762	692,826
1.89%, 06/07/29 (Call 06/07/28), (SOFR + 0.862%)(b)	695	608,556
1.95%, 06/05/30 (Call 03/05/30)	263	225,241
2.50%, 08/01/24 (Call 07/01/24)	530	520,259
2.85%, 10/26/24 (Call 09/26/24)	860	849,714
3.70%, 06/05/25 (Call 05/05/25)	570	571,436
3.75%, 12/06/23 (Call 11/06/23)	125	126,266
3.88%, 03/19/29 (Call 02/19/29)	473	459,671
4.00%, 05/01/25 (Call 03/01/25)	502	507,562
U.S. Bancorp.
1.38%, 07/22/30 (Call 04/22/30)	255	208,649
1.45%, 05/12/25 (Call 04/12/25)	679	640,474
2.22%, 01/27/28 (Call 01/27/27), (SOFR + 0.730%)(b)	330	306,755
2.40%, 07/30/24 (Call 06/30/24)	707	694,140

Security	Par (000)	Value

Banks (continued)
2.49%, 11/03/36 (Call 11/03/31)(b)	$600	$505,038
2.68%, 01/27/33 (Call 01/27/32), (SOFR + 1.020%)(b)	255	226,029
3.00%, 07/30/29 (Call 04/30/29)(a)	412	383,020
3.10%, 04/27/26 (Call 03/27/26)	698	682,728
3.38%, 02/05/24 (Call 01/05/24)	726	728,810
3.60%, 09/11/24 (Call 08/11/24)	887	891,737
3.70%, 01/30/24 (Call 12/29/23)	492	497,127
3.90%, 04/26/28 (Call 03/26/28)	440	440,770
3.95%, 11/17/25 (Call 10/17/25)	665	675,394
Series V, 2.38%, 07/22/26 (Call 06/22/26)(a)	929	885,105
Series X, 3.15%, 04/27/27 (Call 03/27/27)	774	754,905
U.S. Bank N.A./Cincinnati OH
2.05%, 01/21/25 (Call 12/21/24)	150	145,083
2.80%, 01/27/25 (Call 12/27/24)(a)	464	458,348
3.40%, 07/24/23 (Call 06/23/23)	485	489,181
Wachovia Corp., 5.50%, 08/01/35	360	375,037
Wells Fargo & Co.
0.81%, 05/19/25 (Call 05/19/24), (SOFR + 0.510%)(b)	505	475,493
1.65%, 06/02/24 (Call 06/02/23), (SOFR + 1.600%)(b)	1,365	1,341,972
2.16%, 02/11/26 (Call 02/11/25),
(3 mo. LIBOR US + 0.750%)(b)	1,070	1,014,948
2.19%, 04/30/26 (Call 04/29/25), (SOFR + 2.000%)(b)	640	604,640
2.39%, 06/02/28 (Call 06/02/27), (SOFR + 2.100%)(b)	795	722,313
2.41%, 10/30/25 (Call 10/30/24), (SOFR + 1.087%)(b)	945	908,542
2.57%, 02/11/31 (Call 02/11/30), (SOFR + 1.262%)(b)	430	377,101
2.88%, 10/30/30 (Call 10/30/29), (SOFR + 1.432%)(b)	1,115	1,000,601
3.00%, 02/19/25(a)	1,117	1,097,910
3.00%, 04/22/26	1,419	1,364,056
3.00%, 10/23/26	1,310	1,251,417
3.07%, 04/30/41 (Call 04/29/40), (SOFR + 2.530%)(b)	1,208	977,079
3.20%, 06/17/27 (Call 06/17/26),
(3 mo. LIBOR US + 1.170%)(b)	917	878,138
3.30%, 09/09/24	990	986,208
3.35%, 03/02/33 (Call 03/02/32), (SOFR + 1.500%)(b)	1,000	908,920
3.53%, 03/24/28 (Call 03/24/27), (SOFR + 1.510%)(b)	655	630,582
3.55%, 09/29/25	973	966,646
3.58%, 05/22/28 (Call 05/22/27),
(3 mo. LIBOR US + 1.310%)(b)	1,274	1,223,129
3.75%, 01/24/24 (Call 12/24/23)(a)	1,414	1,425,171
3.90%, 05/01/45	790	710,723
3.91%, 04/25/26 (Call 04/25/25), (SOFR + 1.320%)(b)	1,540	1,529,559
4.10%, 06/03/26	889	885,177
4.13%, 08/15/23	391	395,583
4.15%, 01/24/29 (Call 10/24/28)	1,075	1,059,036
4.30%, 07/22/27	936	934,091
4.40%, 06/14/46(a)	840	780,931
4.48%, 01/16/24	671	683,615
4.48%, 04/04/31 (Call 04/04/30), (SOFR + 4.032%)(b)	586	585,420
4.61%, 04/25/53(b)	2,040	2,011,583
4.65%, 11/04/44	787	750,735
4.75%, 12/07/46	831	812,136
4.90%, 11/17/45	638	626,599
5.01%, 04/04/51 (Call 04/04/50), (SOFR + 4.502%)(b)	2,077	2,160,599
5.38%, 11/02/43	825	860,805
5.61%, 01/15/44	610	651,090
Wells Fargo Bank N.A.
5.85%, 02/01/37	330	367,307
5.95%, 08/26/36	600	666,738
6.60%, 01/15/38	348	422,723

16	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Aaa - A Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Westpac Banking Corp.
1.02%, 11/18/24	$375	$355,553
1.15%, 06/03/26	150	135,869
1.95%, 11/20/28	555	490,231
2.15%, 06/03/31	540	460,868
2.35%, 02/19/25	228	221,757
2.65%, 01/16/30	505	460,151
2.70%, 08/19/26	535	514,007
2.85%, 05/13/26	720	698,818
3.30%, 02/26/24	826	830,006
3.35%, 03/08/27	690	676,379
3.40%, 01/25/28	615	597,128
3.65%, 05/15/23	568	573,958

		408,660,105

Beverages — 2.1%
Brown-Forman Corp., 4.50%, 07/15/45 (Call 01/15/45)	405	395,973
Coca-Cola Co. (The)
1.00%, 03/15/28	115	99,591
1.38%, 03/15/31	184	150,350
1.45%, 06/01/27(a)	745	677,525
1.50%, 03/05/28	246	220,268
1.65%, 06/01/30	770	654,777
1.75%, 09/06/24(a)	269	263,615
2.00%, 03/05/31	270	233,056
2.13%, 09/06/29	748	669,602
2.25%, 01/05/32	1,345	1,180,587
2.50%, 06/01/40(a)	434	348,085
2.50%, 03/15/51	508	375,194
2.60%, 06/01/50	670	506,969
2.75%, 06/01/60(a)	497	365,722
2.88%, 05/05/41	355	296,592
2.90%, 05/25/27	494	481,739
3.00%, 03/05/51	1,049	859,467
3.38%, 03/25/27	341	340,339
3.45%, 03/25/30	695	677,569
4.20%, 03/25/50	295	297,357
Coca-Cola Femsa SAB de CV
1.85%, 09/01/32 (Call 06/01/32)	150	119,390
2.75%, 01/22/30 (Call 10/22/29)	490	440,838
5.25%, 11/26/43	335	349,894
Diageo Capital PLC
1.38%, 09/29/25 (Call 08/29/25)	475	444,353
2.00%, 04/29/30 (Call 01/29/30)	535	465,562
2.13%, 10/24/24 (Call 09/24/24)	480	466,277
2.13%, 04/29/32 (Call 01/29/32)	425	362,351
2.38%, 10/24/29 (Call 07/24/29)(a)	480	432,850
3.50%, 09/18/23 (Call 08/18/23)	100	100,691
3.88%, 05/18/28 (Call 02/18/28)(a)	60	60,299
3.88%, 04/29/43 (Call 10/29/42)(a)	286	265,611
5.88%, 09/30/36	369	429,859
Diageo Investment Corp., 4.25%, 05/11/42(a)	248	240,726
Fomento Economico Mexicano SAB de CV, 3.50%, 01/16/50 (Call 07/16/49)	930	744,316
PepsiCo Inc.
0.40%, 10/07/23	345	334,885
0.75%, 05/01/23(a)	502	494,073
1.40%, 02/25/31 (Call 11/25/30)	520	429,083
1.63%, 05/01/30 (Call 02/01/30)	495	422,532
1.95%, 10/21/31 (Call 07/21/31)(a)	545	467,550
2.25%, 03/19/25 (Call 02/19/25)(a)	1,139	1,112,199

Security	Par (000)	Value

Beverages (continued)
2.38%, 10/06/26 (Call 07/06/26)	$227	$217,947
2.63%, 03/19/27 (Call 01/19/27)	135	130,031
2.63%, 07/29/29 (Call 04/29/29)	658	614,796
2.63%, 10/21/41 (Call 04/21/41)(a)	315	255,790
2.75%, 04/30/25 (Call 01/30/25)	722	713,863
2.75%, 03/19/30 (Call 12/19/29)	892	829,453
2.75%, 10/21/51 (Call 04/21/51)	630	497,517
2.85%, 02/24/26 (Call 11/24/25)	797	782,901
2.88%, 10/15/49 (Call 04/15/49)	615	500,063
3.00%, 10/15/27 (Call 07/15/27)(a)	358	350,636
3.38%, 07/29/49 (Call 01/29/49)	249	218,597
3.45%, 10/06/46 (Call 04/06/46)	561	500,356
3.50%, 07/17/25 (Call 04/17/25)	796	801,644
3.60%, 03/01/24 (Call 12/01/23)	561	567,137
3.63%, 03/19/50 (Call 09/19/49)	499	463,102
3.88%, 03/19/60 (Call 09/19/59)	200	190,158
4.00%, 05/02/47 (Call 11/02/46)(a)	200	195,416
7.00%, 03/01/29	50	59,757

		25,166,880

Chemicals — 0.7%
Air Products and Chemicals Inc.
1.50%, 10/15/25 (Call 09/15/25)	470	440,724
1.85%, 05/15/27 (Call 03/15/27)	476	438,058
2.05%, 05/15/30 (Call 02/15/30)	505	443,016
2.70%, 05/15/40 (Call 11/15/39)	492	397,777
2.80%, 05/15/50 (Call 11/15/49)	468	364,024
Ecolab Inc.
0.90%, 12/15/23 (Call 12/15/22)	300	290,748
1.30%, 01/30/31 (Call 10/30/30)	345	279,802
1.65%, 02/01/27 (Call 01/01/27)	220	202,365
2.13%, 02/01/32 (Call 11/01/31)(a)	350	300,367
2.13%, 08/15/50 (Call 02/15/50)(a)	430	290,710
2.70%, 11/01/26 (Call 08/01/26)	845	817,436
2.70%, 12/15/51 (Call 06/15/51)(a)	110	83,244
2.75%, 08/18/55 (Call 02/18/55)	345	254,407
3.25%, 12/01/27 (Call 09/01/27)(a)	142	139,384
4.80%, 03/24/30 (Call 12/24/29)(a)	357	377,163
EI du Pont de Nemours and Co.
1.70%, 07/15/25 (Call 06/15/25)	408	385,091
2.30%, 07/15/30 (Call 04/15/30)(a)	327	289,768
Linde Inc./CT
1.10%, 08/10/30 (Call 05/10/30)	690	564,344
3.20%, 01/30/26 (Call 10/30/25)(a)	396	392,804
3.55%, 11/07/42 (Call 05/07/42)(a)	327	299,705
PPG Industries Inc.
1.20%, 03/15/26 (Call 02/15/26)	75	68,212
3.75%, 03/15/28 (Call 12/15/27)	683	681,415
Washington University (The)
3.52%, 04/15/54	200	176,492
4.35%, 04/15/2122	200	175,862

		8,152,918

Commercial Services — 1.2%
American University (The), Series 2019, 3.67%, 04/01/49	303	267,070
Automatic Data Processing Inc.
1.25%, 09/01/30 (Call 06/01/30)	986	810,867
1.70%, 05/15/28 (Call 03/15/28)	155	139,674
3.38%, 09/15/25 (Call 06/15/25)	901	905,424

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Aaa - A Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
Brown University in Providence in the State of Rhode Island and Providence Plant, Series A, 2.92%, 09/01/50 (Call 03/01/50)	$265	$217,658
California Institute of Technology, 3.65%, 09/01/2119 (Call 03/01/2119)	185	140,902
Cintas Corp., 4.00%, 05/01/32	100	99,185
Cintas Corp. No. 2
3.45%, 05/01/25 (Call 04/01/25)	75	74,765
3.70%, 04/01/27 (Call 01/01/27)	283	281,333
Duke University, Series 2020, 2.83%, 10/01/55(a)	315	243,646
Ford Foundation (The), Series 2020, 2.82%, 06/01/70 (Call 12/01/69)	315	220,963
George Washington University (The), Series 2018, 4.13%, 09/15/48 (Call 03/15/48)	141	136,533
Leland Stanford Junior University (The), 3.65%, 05/01/48 (Call 11/01/47)	419	398,792
Massachusetts Institute of Technology
3.89%, 07/01/2116	313	271,102
4.68%,	260	270,080
5.60%, (a)	283	350,337
Series F, 2.99%, 07/01/50 (Call 01/01/50)	175	148,243
Northwestern University, 4.64%, 12/01/44	279	294,356
PayPal Holdings Inc.
1.35%, 06/01/23	145	143,089
1.65%, 06/01/25 (Call 05/01/25)	195	184,581
2.30%, 06/01/30 (Call 03/01/30)	545	476,673
2.40%, 10/01/24 (Call 09/01/24)	225	220,748
2.65%, 10/01/26 (Call 08/01/26)	210	201,212
2.85%, 10/01/29 (Call 07/01/29)	1,025	941,001
3.25%, 06/01/50 (Call 12/01/49)(a)	460	365,304
President and Fellows of Harvard College
2.52%, 10/15/50 (Call 04/15/50)	261	199,699
3.15%, 07/15/46 (Call 01/15/46)	289	258,340
3.30%, 07/15/56 (Call 01/15/56)	310	277,016
Rockefeller Foundation (The), Series 2020, 2.49%, 10/01/50 (Call 04/01/50)	330	245,193
S&P Global Inc.
1.25%, 08/15/30 (Call 05/15/30)	25	20,370
2.30%, 08/15/60 (Call 02/15/60)	393	244,650
2.45%, 03/01/27 (Call 02/01/27)(c)	90	84,822
2.50%, 12/01/29 (Call 09/01/29)	370	333,004
2.70%, 03/01/29 (Call 01/01/29)(c)	300	277,038
2.90%, 03/01/32 (Call 12/01/31)(c)	800	723,376
2.95%, 01/22/27 (Call 10/22/26)(a)	308	297,266
3.25%, 12/01/49 (Call 06/01/49)	249	199,735
3.70%, 03/01/52 (Call 09/01/51)(c)	240	209,604
3.90%, 03/01/62 (Call 09/01/61)(c)	200	175,224
4.25%, 05/01/29 (Call 02/02/29)(c)	600	603,612
4.75%, 08/01/28 (Call 05/01/28)(c)	600	621,606
Thomas Jefferson University, 3.85%, 11/01/57 (Call 05/01/57)	205	173,026
Trustees of Princeton University (The)
5.70%, 03/01/39	294	354,220
Series 2020, 2.52%, 07/01/50 (Call 01/01/50)	264	207,235
University of Southern California, 3.03%, 10/01/39	399	344,137
Yale University
Series 2020, 0.87%, 04/15/25 (Call 03/15/25)	53	49,695
Series 2020, 1.48%, 04/15/30 (Call 01/15/30)	130	111,284
Series 2020, 2.40%, 04/15/50 (Call 10/15/49)	70	52,713

		13,866,403

Security	Par (000)	Value

Computers — 3.9%
Apple Inc.
0.55%, 08/20/25 (Call 07/20/25)	$345	$317,300
0.70%, 02/08/26 (Call 01/08/26)	960	876,720
0.75%, 05/11/23	33	32,497
1.13%, 05/11/25 (Call 04/11/25)	1,207	1,138,430
1.20%, 02/08/28 (Call 12/08/27)	1,078	944,037
1.25%, 08/20/30 (Call 05/20/30)	420	346,697
1.40%, 08/05/28 (Call 06/05/28)	760	667,417
1.65%, 05/11/30 (Call 02/11/30)	493	423,526
1.65%, 02/08/31 (Call 11/08/30)	940	795,531
1.70%, 08/05/31 (Call 05/05/31)	700	590,975
1.80%, 09/11/24 (Call 08/11/24)	296	288,789
2.05%, 09/11/26 (Call 07/11/26)	775	734,444
2.20%, 09/11/29 (Call 06/11/29)	652	591,879
2.38%, 02/08/41 (Call 08/08/40)	735	573,351
2.40%, 05/03/23	1,602	1,604,451
2.40%, 08/20/50 (Call 06/20/50)	205	148,133
2.45%, 08/04/26 (Call 05/04/26)	1,095	1,056,357
2.50%, 02/09/25(a)	836	824,304
2.55%, 08/20/60 (Call 02/20/60)	345	243,066
2.65%, 05/11/50 (Call 11/11/49)	552	420,293
2.65%, 02/08/51 (Call 08/08/50)(a)	852	644,351
2.70%, 08/05/51 (Call 02/05/51)	460	351,008
2.75%, 01/13/25 (Call 11/13/24)	977	968,940
2.80%, 02/08/61 (Call 02/08/60)	1,110	814,984
2.85%, 05/11/24 (Call 03/11/24)	878	877,561
2.85%, 08/05/61 (Call 02/05/61)	1,005	749,368
2.90%, 09/12/27 (Call 06/12/27)	1,000	967,550
2.95%, 09/11/49 (Call 03/11/49)	780	629,335
3.00%, 02/09/24 (Call 12/09/23)	953	956,660
3.00%, 06/20/27 (Call 03/20/27)(a)	631	620,727
3.00%, 11/13/27 (Call 08/13/27)(a)	699	686,453
3.20%, 05/13/25	998	1,000,565
3.20%, 05/11/27 (Call 02/11/27)	947	934,414
3.25%, 02/23/26 (Call 11/23/25)	1,381	1,378,625
3.35%, 02/09/27 (Call 11/09/26)	1,023	1,018,929
3.45%, 05/06/24	1,291	1,305,537
3.45%, 02/09/45	889	793,566
3.75%, 09/12/47 (Call 03/12/47)	595	551,892
3.75%, 11/13/47 (Call 05/13/47)	607	565,269
3.85%, 05/04/43	1,279	1,212,441
3.85%, 08/04/46 (Call 02/04/46)	975	922,691
4.25%, 02/09/47 (Call 08/09/46)	538	535,009
4.38%, 05/13/45(a)	940	952,370
4.45%, 05/06/44	454	466,036
4.50%, 02/23/36 (Call 08/23/35)	793	843,118
4.65%, 02/23/46 (Call 08/23/45)	1,742	1,841,172
IBM Corp.
2.72%, 02/09/32 (Call 11/09/31)	200	177,594
3.43%, 02/09/52 (Call 08/09/51)	325	267,530
International Business Machines Corp.
1.70%, 05/15/27 (Call 03/15/27)	30	27,237
1.95%, 05/15/30 (Call 02/15/30)(a)	205	175,365
2.20%, 02/09/27 (Call 01/09/27)	130	121,843
2.85%, 05/15/40 (Call 11/15/39)	358	284,270
2.95%, 05/15/50 (Call 11/15/49)	395	300,852
3.00%, 05/15/24(a)	1,743	1,735,854
3.30%, 05/15/26	1,490	1,471,271
3.30%, 01/27/27(a)	450	443,655
3.38%, 08/01/23	616	621,119

18	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Aaa - A Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers (continued)
3.45%, 02/19/26(a)	$838	$833,039
3.50%, 05/15/29	210	203,148
3.63%, 02/12/24	922	929,394
4.00%, 06/20/42	630	576,538
4.15%, 05/15/39	1,005	953,976
4.25%, 05/15/49	1,365	1,280,015
4.70%, 02/19/46	345	345,728
5.60%, 11/30/39	469	522,621
5.88%, 11/29/32	462	522,758
7.00%, 10/30/25	499	554,604

		47,555,179

Cosmetics & Personal Care — 1.2%
Colgate-Palmolive Co.
3.25%, 03/15/24	287	289,310
3.70%, 08/01/47 (Call 02/01/47)	258	243,782
4.00%, 08/15/45	292	285,039
Estee Lauder Companies Inc. (The)
1.95%, 03/15/31 (Call 12/15/30)(a)	120	102,612
2.00%, 12/01/24 (Call 11/01/24)	447	435,704
2.38%, 12/01/29 (Call 09/01/29)	580	526,530
2.60%, 04/15/30 (Call 01/15/30)	240	219,084
3.13%, 12/01/49 (Call 06/01/49)	249	206,262
3.15%, 03/15/27 (Call 12/15/26)	443	433,316
4.15%, 03/15/47 (Call 09/15/46)	315	307,446
Procter & Gamble Co. (The)
0.55%, 10/29/25	505	464,120
1.00%, 04/23/26	365	334,406
1.20%, 10/29/30	795	654,444
1.90%, 02/01/27	640	602,765
1.95%, 04/23/31	605	529,115
2.30%, 02/01/32	525	469,413
2.45%, 11/03/26(a)	561	540,798
2.70%, 02/02/26	624	613,111
2.80%, 03/25/27	492	478,362
2.85%, 08/11/27	593	576,337
3.00%, 03/25/30	850	809,939
3.10%, 08/15/23	570	574,953
Unilever Capital Corp.
0.38%, 09/14/23	130	125,901
1.38%, 09/14/30 (Call 06/14/30)	15	12,327
1.75%, 08/12/31 (Call 05/12/31)	580	484,712
2.00%, 07/28/26	325	306,693
2.13%, 09/06/29 (Call 06/06/29)	115	102,683
2.60%, 05/05/24 (Call 03/05/24)	800	792,328
2.90%, 05/05/27 (Call 02/05/27)	420	405,691
3.10%, 07/30/25	325	323,485
3.25%, 03/07/24 (Call 02/07/24)	678	680,102
3.50%, 03/22/28 (Call 12/22/27)	245	241,751
5.90%, 11/15/32	683	793,127
Series 30Y, 2.63%, 08/12/51 (Call 02/12/51)	500	372,340

		14,337,988

Distribution & Wholesale — 0.1%
WW Grainger Inc.
1.85%, 02/15/25 (Call 01/15/25)	329	315,820
4.60%, 06/15/45 (Call 12/15/44)	397	398,993

		714,813

Diversified Financial Services — 3.5%
American Express Co.
0.75%, 11/03/23(a)	355	344,080

Security	Par (000)	Value

Diversified Financial Services (continued)
1.65%, 11/04/26 (Call 10/04/26)	$250	$228,983
2.25%, 03/04/25 (Call 02/01/25)	95	91,712
2.50%, 07/30/24 (Call 06/29/24)(a)	935	916,515
2.55%, 03/04/27 (Call 02/01/27)	295	278,038
3.00%, 10/30/24 (Call 09/29/24)(a)	1,044	1,035,669
3.13%, 05/20/26 (Call 04/20/26)	470	461,183
3.30%, 05/03/27	1,179	1,149,136
3.38%, 05/03/24	165	164,764
3.40%, 02/22/24 (Call 01/22/24)	795	796,598
3.63%, 12/05/24 (Call 11/04/24)(a)	476	477,918
3.70%, 08/03/23 (Call 07/03/23)	1,100	1,112,342
4.05%, 05/03/29	280	277,578
4.05%, 12/03/42	354	334,965
4.20%, 11/06/25 (Call 10/06/25)	445	454,536
Ameriprise Financial Inc.
2.88%, 09/15/26 (Call 06/15/26)	415	402,176
3.00%, 04/02/25 (Call 03/02/25)	475	468,540
3.70%, 10/15/24	555	558,585
4.00%, 10/15/23	579	586,116
Brookfield Finance I UK PLC, 2.34%, 01/30/32
(Call 10/30/31)	310	257,607
Brookfield Finance Inc.
2.72%, 04/15/31 (Call 01/15/31)(a)	95	83,211
3.50%, 03/30/51 (Call 09/30/50)	207	163,774
3.90%, 01/25/28 (Call 10/25/27)	581	566,057
4.00%, 04/01/24 (Call 02/01/24)	160	161,438
4.25%, 06/02/26 (Call 03/02/26)	221	223,458
4.35%, 04/15/30 (Call 01/15/30)	426	420,177
4.70%, 09/20/47 (Call 03/20/47)	542	512,054
4.85%, 03/29/29 (Call 12/29/28)	505	518,701
Brookfield Finance LLC, 3.45%, 04/15/50 (Call 10/15/49)	389	305,587
Cboe Global Markets Inc.
1.63%, 12/15/30 (Call 09/15/30)	170	140,495
3.65%, 01/12/27 (Call 10/12/26)	774	771,368
Charles Schwab Corp. (The)
0.75%, 03/18/24 (Call 02/18/24)	157	150,298
0.90%, 03/11/26 (Call 02/11/26)	406	367,479
1.15%, 05/13/26 (Call 04/13/26)	335	303,942
1.65%, 03/11/31 (Call 12/11/30)	430	349,500
1.95%, 12/01/31 (Call 09/01/31)	15	12,345
2.00%, 03/20/28 (Call 01/20/28)	6	5,412
2.30%, 05/13/31 (Call 02/13/31)(a)	445	383,056
2.45%, 03/03/27 (Call 02/03/27)	110	103,524
2.90%, 03/03/32 (Call 12/03/31)	400	358,464
3.20%, 03/02/27 (Call 12/02/26)(a)	300	293,694
3.20%, 01/25/28 (Call 10/25/27)	505	486,805
3.25%, 05/22/29 (Call 02/22/29)	416	395,687
3.30%, 04/01/27 (Call 01/01/27)	568	556,407
3.55%, 02/01/24 (Call 01/01/24)	469	472,297
3.63%, 04/01/25 (Call 01/01/25)	438	438,675
3.85%, 05/21/25 (Call 03/21/25)	576	582,359
4.00%, 02/01/29 (Call 11/01/28)	462	461,723
4.20%, 03/24/25 (Call 02/22/25)	278	283,693
4.63%, 03/22/30 (Call 12/22/29)	321	332,257
CME Group Inc.
2.65%, 03/15/32 (Call 12/15/31)	150	133,664
3.00%, 03/15/25 (Call 12/15/24)(a)	132	130,914
3.75%, 06/15/28 (Call 03/15/28)	317	315,405
4.15%, 06/15/48 (Call 12/15/47)	390	385,308
5.30%, 09/15/43 (Call 03/15/43)	447	497,560

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Aaa - A Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Credit Suisse USA Inc., 7.13%, 07/15/32	$451	$547,600
Franklin Resources Inc., 1.60%, 10/30/30 (Call 07/30/30)	45	36,428
Intercontinental Exchange Inc.
1.85%, 09/15/32 (Call 06/15/32)	1,200	966,288
2.10%, 06/15/30 (Call 03/15/30)	220	190,177
2.65%, 09/15/40 (Call 03/15/40)	375	288,390
3.00%, 06/15/50 (Call 12/15/49)(a)	500	381,685
3.00%, 09/15/60 (Call 03/15/60)	1,000	721,850
3.10%, 09/15/27 (Call 06/15/27)(a)	75	72,371
3.75%, 12/01/25 (Call 09/01/25)	425	426,623
3.75%, 09/21/28 (Call 06/21/28)	50	49,266
4.00%, 10/15/23	225	227,774
4.25%, 09/21/48 (Call 03/21/48)	500	479,885
Invesco Finance PLC
3.75%, 01/15/26	147	146,784
4.00%, 01/30/24	392	395,536
Legg Mason Inc., 5.63%, 01/15/44(a)	393	434,265
Mastercard Inc.
1.90%, 03/15/31 (Call 12/15/30)	200	174,042
2.00%, 03/03/25 (Call 02/03/25)(a)	333	323,733
2.00%, 11/18/31 (Call 08/18/31)	380	325,675
2.95%, 11/21/26 (Call 08/21/26)	611	601,804
2.95%, 06/01/29 (Call 03/01/29)	546	520,480
2.95%, 03/15/51 (Call 09/15/50)	333	270,922
3.30%, 03/26/27 (Call 01/26/27)	633	628,550
3.35%, 03/26/30 (Call 12/26/29)(a)	672	651,215
3.38%, 04/01/24	134	135,268
3.50%, 02/26/28 (Call 11/26/27)(a)	90	89,495
3.65%, 06/01/49 (Call 12/01/48)	515	467,429
3.80%, 11/21/46 (Call 05/21/46)	401	373,993
3.85%, 03/26/50 (Call 09/26/49)	581	546,326
3.95%, 02/26/48 (Call 08/26/47)	345	331,738
ORIX Corp.
2.25%, 03/09/31	260	222,643
3.25%, 12/04/24	351	348,203
3.70%, 07/18/27	265	261,324
4.00%, 04/13/32(a)	300	294,015
4.05%, 01/16/24	114	115,256
Raymond James Financial Inc.
3.75%, 04/01/51 (Call 10/01/50)	495	431,531
4.65%, 04/01/30 (Call 01/01/30)	125	126,491
4.95%, 07/15/46	325	335,966
Visa Inc.
0.75%, 08/15/27 (Call 06/15/27)	272	239,412
1.10%, 02/15/31 (Call 11/15/30)	570	458,907
1.90%, 04/15/27 (Call 02/15/27)(a)	859	799,437
2.00%, 08/15/50 (Call 02/15/50)	818	554,342
2.05%, 04/15/30 (Call 01/15/30)	726	642,575
2.70%, 04/15/40 (Call 10/15/39)	576	472,383
2.75%, 09/15/27 (Call 06/15/27)	362	350,995
3.15%, 12/14/25 (Call 09/14/25)	769	764,171
3.65%, 09/15/47 (Call 03/15/47)	413	376,144
4.15%, 12/14/35 (Call 06/14/35)	767	772,262
4.30%, 12/14/45 (Call 06/14/45)	1,671	1,678,202

		42,113,680

Electric — 5.8%
AEP Transmission Co. LLC
3.75%, 12/01/47 (Call 06/01/47)	305	267,326
Series M, 3.65%, 04/01/50 (Call 10/01/49)	365	311,411
Series N, 2.75%, 08/15/51 (Call 02/15/51)	150	110,021

Security	Par (000)	Value

Electric (continued)
Alabama Power Co.
3.00%, 03/15/52 (Call 09/15/51)	$35	$26,635
3.13%, 07/15/51 (Call 01/15/51)(a)	175	136,973
3.45%, 10/01/49 (Call 04/01/49)	435	358,853
3.75%, 03/01/45 (Call 09/01/44)	455	392,060
6.00%, 03/01/39	262	298,067
Series 20-A, 1.45%, 09/15/30 (Call 06/15/30)	115	94,652
Series A, 4.30%, 07/15/48 (Call 01/15/48)	307	287,459
Series B, 3.70%, 12/01/47 (Call 06/01/47)	424	367,277
Ameren Illinois Co.
3.70%, 12/01/47 (Call 06/01/47)	231	205,001
4.50%, 03/15/49 (Call 09/15/48)	250	251,513
Appalachian Power Co.
7.00%, 04/01/38	270	323,590
Series AA, 2.70%, 04/01/31 (Call 01/01/31)(a)	324	283,202
Series Z, 3.70%, 05/01/50 (Call 11/01/49)	140	117,117
Arizona Public Service Co.
3.35%, 05/15/50 (Call 11/15/49)	436	338,920
4.35%, 11/15/45 (Call 05/15/45)(a)	180	164,209
Baltimore Gas & Electric Co.
2.25%, 06/15/31 (Call 03/15/31)	220	189,211
3.50%, 08/15/46 (Call 02/15/46)	390	332,744
Berkshire Hathaway Energy Co.
1.65%, 05/15/31 (Call 02/15/31)	645	529,197
2.85%, 05/15/51 (Call 11/15/50)	875	639,424
3.25%, 04/15/28 (Call 01/15/28)	524	503,119
3.70%, 07/15/30 (Call 04/15/30)	60	58,238
3.75%, 11/15/23 (Call 08/15/23)	191	193,011
3.80%, 07/15/48 (Call 01/15/48)	355	308,555
4.05%, 04/15/25 (Call 03/15/25)	36	36,528
4.25%, 10/15/50 (Call 04/15/50)	565	530,637
4.45%, 01/15/49 (Call 07/15/48)	387	371,632
4.50%, 02/01/45 (Call 08/01/44)	214	203,897
4.60%, 05/01/53(c)	200	195,968
5.15%, 11/15/43 (Call 05/15/43)	380	389,747
5.95%, 05/15/37	300	336,627
6.13%, 04/01/36	881	1,002,939
CenterPoint Energy Houston Electric LLC
3.00%, 03/01/32 (Call 12/01/31)	135	124,367
3.55%, 08/01/42 (Call 02/01/42)	105	94,103
3.60%, 03/01/52 (Call 09/01/51)	325	287,745
4.50%, 04/01/44 (Call 10/01/43)	364	363,687
Series AC, 4.25%, 02/01/49 (Call 08/01/48)	303	297,122
Series AF, 3.35%, 04/01/51 (Call 10/01/50)(a)	188	160,287
Commonwealth Edison Co.
2.55%, 06/15/26 (Call 03/15/26)	238	228,849
3.00%, 03/01/50 (Call 09/01/49)	355	278,277
3.65%, 06/15/46 (Call 12/15/45)	212	187,626
3.70%, 08/15/28 (Call 05/15/28)	238	234,249
4.00%, 03/01/48 (Call 09/01/47)	385	358,065
5.90%, 03/15/36	55	62,979
Series 123, 3.75%, 08/15/47 (Call 02/15/47)	356	312,507
Series 130, 3.13%, 03/15/51 (Call 09/15/50)	461	370,662
Connecticut Light & Power Co. (The)
4.00%, 04/01/48 (Call 10/01/47)	400	374,676
Series A, 3.20%, 03/15/27 (Call 12/15/26)	295	289,301
Consolidated Edison Co. of New York Inc.
2.40%, 06/15/31 (Call 03/15/31)(a)	775	671,840
3.20%, 12/01/51 (Call 06/01/51)	100	78,770
3.60%, 06/15/61 (Call 12/15/60)(a)	475	382,442

20	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Aaa - A Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
3.70%, 11/15/59 (Call 05/15/59)	$35	$28,511
3.85%, 06/15/46 (Call 12/15/45)	215	183,503
3.95%, 03/01/43 (Call 09/01/42)	497	443,513
4.45%, 03/15/44 (Call 09/15/43)	543	515,052
4.50%, 12/01/45 (Call 06/01/45)	453	428,298
4.50%, 05/15/58 (Call 11/15/57)	330	310,880
4.63%, 12/01/54 (Call 06/01/54)	198	190,646
Series 07-A, 6.30%, 08/15/37	272	311,693
Series 08-B, 6.75%, 04/01/38	291	353,018
Series 09-C, 5.50%, 12/01/39	266	285,474
Series 2017, 3.88%, 06/15/47 (Call 12/15/46)	390	338,477
Series 20A, 3.35%, 04/01/30 (Call 01/01/30)	213	201,296
Series 20B, 3.95%, 04/01/50 (Call 10/01/49)	394	357,066
Series A, 4.13%, 05/15/49 (Call 11/15/48)	428	392,095
Series C, 3.00%, 12/01/60 (Call 06/01/60)	315	226,293
Series C, 4.30%, 12/01/56 (Call 06/01/56)	295	266,326
Series D, 4.00%, 12/01/28 (Call 09/01/28)(a)	300	300,414
Series E, 4.65%, 12/01/48 (Call 06/01/48)	247	240,232
Consumers Energy Co.
2.50%, 05/01/60 (Call 11/01/59)	168	112,995
3.10%, 08/15/50 (Call 02/15/50)	270	216,513
3.50%, 08/01/51 (Call 02/01/51)	357	307,716
4.05%, 05/15/48 (Call 11/15/47)	350	331,709
4.35%, 04/15/49 (Call 10/15/48)	253	251,148
Delmarva Power & Light Co., 3.50%, 11/15/23
(Call 08/15/23)	290	291,618
Dominion Energy South Carolina Inc.
5.10%, 06/01/65 (Call 12/01/64)	204	211,226
6.05%, 01/15/38	255	293,870
DTE Electric Co.
2.25%, 03/01/30 (Call 12/01/29)	330	293,146
2.95%, 03/01/50 (Call 09/01/49)	237	186,159
3.70%, 03/15/45 (Call 09/15/44)	226	198,216
3.95%, 03/01/49 (Call 09/01/48)	315	291,561
Series A, 1.90%, 04/01/28 (Call 02/01/28)	158	142,100
Series A, 3.00%, 03/01/32 (Call 12/01/31)	350	320,359
Series A, 4.05%, 05/15/48 (Call 11/15/47)	255	241,541
Series C, 2.63%, 03/01/31 (Call 12/01/30)	285	255,383
Duke Energy Carolinas LLC
2.45%, 02/01/30 (Call 11/01/29)	360	322,333
2.55%, 04/15/31 (Call 01/15/31)(a)	84	74,623
2.85%, 03/15/32 (Call 12/15/31)	175	158,008
2.95%, 12/01/26 (Call 09/01/26)(a)	170	165,160
3.20%, 08/15/49 (Call 02/15/49)	180	147,085
3.40%, 04/01/32 (Call 01/01/32)	200	189,104
3.55%, 03/15/52 (Call 09/15/51)	80	69,114
3.70%, 12/01/47 (Call 06/01/47)	355	310,756
3.75%, 06/01/45 (Call 12/01/44)(a)	267	233,881
3.88%, 03/15/46 (Call 09/15/45)	305	276,757
3.95%, 11/15/28 (Call 08/15/28)	300	300,078
3.95%, 03/15/48 (Call 09/15/47)	267	246,420
4.00%, 09/30/42 (Call 03/30/42)(a)	285	260,268
4.25%, 12/15/41 (Call 06/15/41)	271	256,935
5.30%, 02/15/40	381	411,175
6.00%, 01/15/38	97	112,607
6.05%, 04/15/38	280	322,053
Duke Energy Florida LLC
1.75%, 06/15/30 (Call 03/15/30)	280	235,082
2.40%, 12/15/31 (Call 09/15/31)	110	95,613
2.50%, 12/01/29 (Call 09/01/29)(a)	450	406,228

Security	Par (000)	Value

Electric (continued)
3.00%, 12/15/51 (Call 06/15/51)	$45	$35,106
3.20%, 01/15/27 (Call 10/15/26)	212	207,690
3.40%, 10/01/46 (Call 04/01/46)	310	259,132
3.80%, 07/15/28 (Call 04/15/28)	235	231,452
6.35%, 09/15/37	359	420,723
6.40%, 06/15/38	460	556,559
Duke Energy Indiana LLC
2.75%, 04/01/50 (Call 10/01/49)	435	321,900
3.75%, 05/15/46 (Call 11/15/45)	180	159,827
6.35%, 08/15/38	251	292,101
Series YYY, 3.25%, 10/01/49 (Call 04/01/49)(a)	240	195,187
Duke Energy Progress LLC
2.00%, 08/15/31 (Call 05/15/31)(a)	35	29,648
2.50%, 08/15/50 (Call 02/15/50)	338	241,166
3.25%, 08/15/25 (Call 05/15/25)	265	263,338
3.45%, 03/15/29 (Call 12/15/28)	320	308,554
3.60%, 09/15/47 (Call 03/15/47)	365	315,710
3.70%, 09/01/28 (Call 06/01/28)	139	136,833
4.10%, 05/15/42 (Call 11/15/41)	255	239,147
4.10%, 03/15/43 (Call 09/15/42)	276	258,866
4.15%, 12/01/44 (Call 06/01/44)	275	256,757
4.20%, 08/15/45 (Call 02/15/45)	495	465,577
Entergy Arkansas LLC
2.65%, 06/15/51 (Call 12/15/50)	347	251,245
3.50%, 04/01/26 (Call 01/01/26)	490	486,771
Entergy Louisiana LLC
0.62%, 11/17/23 (Call 05/31/22)(a)	493	476,070
0.95%, 10/01/24 (Call 10/01/22)	95	89,533
2.35%, 06/15/32 (Call 03/15/32)	305	259,900
2.90%, 03/15/51 (Call 09/15/50)	385	295,961
3.10%, 06/15/41 (Call 12/15/40)	110	91,708
4.00%, 03/15/33 (Call 12/15/32)	372	365,334
4.20%, 09/01/48 (Call 03/01/48)	498	473,922
4.20%, 04/01/50 (Call 10/01/49)	263	250,102
Entergy Texas Inc., 1.75%, 03/15/31 (Call 12/15/30)	350	289,125
Evergy Kansas Central Inc.
3.45%, 04/15/50 (Call 10/15/49)	235	194,430
4.13%, 03/01/42 (Call 09/01/41)(a)	286	262,991
Florida Power & Light Co.
2.45%, 02/03/32 (Call 11/03/31)	330	290,671
2.75%, 06/01/23 (Call 12/01/22)	293	293,469
2.85%, 04/01/25 (Call 03/01/25)	598	589,132
2.88%, 12/04/51 (Call 06/04/51)	430	336,785
3.13%, 12/01/25 (Call 06/01/25)	636	631,561
3.15%, 10/01/49 (Call 04/01/49)	379	313,880
3.25%, 06/01/24 (Call 12/01/23)	246	246,925
3.70%, 12/01/47 (Call 06/01/47)	361	329,283
3.95%, 03/01/48 (Call 09/01/47)	368	348,301
3.99%, 03/01/49 (Call 09/01/48)	390	370,917
4.05%, 06/01/42 (Call 12/01/41)	383	365,152
4.05%, 10/01/44 (Call 04/01/44)	380	359,925
4.13%, 02/01/42 (Call 08/01/41)	382	369,585
4.13%, 06/01/48 (Call 12/01/47)	257	247,545
5.69%, 03/01/40	220	251,548
5.95%, 02/01/38	270	315,158
5.96%, 04/01/39	270	315,660
John Sevier Combined Cycle Generation LLC, 4.63%, 01/15/42	84	87,412
Kentucky Utilities Co.
3.30%, 06/01/50 (Call 12/01/49)(a)	250	202,195

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Aaa - A Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
4.38%, 10/01/45 (Call 04/01/45)	$302	$283,080
5.13%, 11/01/40 (Call 05/01/40)	409	423,924
MidAmerican Energy Co.
2.70%, 08/01/52 (Call 02/01/52)	200	149,894
3.15%, 04/15/50 (Call 10/15/49)	240	194,071
3.50%, 10/15/24 (Call 07/15/24)	51	51,337
3.65%, 04/15/29 (Call 01/15/29)	698	687,404
3.65%, 08/01/48 (Call 02/01/48)	273	242,509
4.25%, 07/15/49 (Call 01/15/49)	637	619,355
National Rural Utilities Cooperative Finance Corp.
1.00%, 06/15/26 (Call 05/15/26)	38	34,112
1.88%, 02/07/25	290	277,542
2.40%, 03/15/30 (Call 12/15/29)	430	382,743
2.75%, 04/15/32 (Call 01/15/32)	200	176,482
2.85%, 01/27/25 (Call 10/27/24)	99	97,540
3.40%, 02/07/28 (Call 11/07/27)	398	388,567
3.45%, 06/15/25	300	298,665
4.02%, 11/01/32 (Call 05/01/32)	328	321,696
4.30%, 03/15/49 (Call 09/15/48)	237	229,186
Nevada Power Co., Series CC, 3.70%, 05/01/29
(Call 02/01/29)	10	9,872
Northern States Power Co./MN
2.60%, 06/01/51 (Call 12/01/50)(a)	215	160,027
2.90%, 03/01/50 (Call 09/01/49)	343	268,569
3.40%, 08/15/42 (Call 02/15/42)	54	47,000
3.60%, 09/15/47 (Call 03/15/47)	303	270,309
NSTAR Electric Co., 3.20%, 05/15/27 (Call 02/15/27)	115	112,633
Ohio Power Co., Series R, 2.90%, 10/01/51 (Call 04/01/51)	100	73,795
Oncor Electric Delivery Co. LLC
2.70%, 11/15/51 (Call 05/15/51)(a)(c)	260	195,257
3.10%, 09/15/49 (Call 03/15/49)	334	269,451
3.75%, 04/01/45 (Call 10/01/44)	343	307,976
PacifiCorp.
2.90%, 06/15/52 (Call 12/15/51)	45	34,418
3.30%, 03/15/51 (Call 09/15/50)(a)	440	358,776
4.13%, 01/15/49 (Call 07/15/48)	297	273,335
4.15%, 02/15/50 (Call 08/15/49)	254	234,038
5.75%, 04/01/37	232	254,562
6.00%, 01/15/39	265	302,972
6.25%, 10/15/37	280	321,356
PECO Energy Co., 3.90%, 03/01/48 (Call 09/01/47)	97	90,201
Potomac Electric Power Co.
4.15%, 03/15/43 (Call 09/15/42)(a)	445	420,018
6.50%, 11/15/37	340	409,975
Public Service Co. of Colorado
1.88%, 06/15/31 (Call 12/15/30)	35	29,465
3.60%, 09/15/42 (Call 03/15/42)	354	313,063
Series 34, 3.20%, 03/01/50 (Call 09/01/49)	205	169,031
Public Service Electric & Gas Co.
2.38%, 05/15/23 (Call 02/15/23)	264	262,999
3.80%, 03/01/46 (Call 09/01/45)	318	290,261
Puget Sound Energy Inc., 4.22%, 06/15/48 (Call 12/15/47)	100	93,938
San Diego Gas & Electric Co.
2.50%, 05/15/26 (Call 02/15/26)	517	493,957
3.70%, 03/15/52 (Call 09/15/51)	400	350,472
4.50%, 08/15/40	160	157,576
Series VVV, 1.70%, 10/01/30 (Call 07/01/30)	341	282,242
Series WWW, 2.95%, 08/15/51 (Call 02/15/51)	240	186,492
Southern California Edison Co.
1.10%, 04/01/24 (Call 04/01/23)	130	125,024

Security	Par (000)	Value

Electric (continued)
2.25%, 06/01/30 (Call 03/01/30)	$525	$448,492
2.75%, 02/01/32 (Call 11/01/31)	570	495,421
2.85%, 08/01/29 (Call 05/01/29)	187	168,910
3.45%, 02/01/52 (Call 08/01/51)	300	236,121
3.65%, 02/01/50 (Call 08/01/49)	607	487,020
4.00%, 04/01/47 (Call 10/01/46)	249	212,840
4.50%, 09/01/40 (Call 03/01/40)	245	225,677
4.65%, 10/01/43 (Call 04/01/43)	264	250,972
5.50%, 03/15/40	364	373,151
6.00%, 01/15/34	270	294,573
6.05%, 03/15/39	311	338,794
Series 08-A, 5.95%, 02/01/38	295	318,219
Series 20A, 2.95%, 02/01/51 (Call 08/01/50)	670	481,489
Series A, 4.20%, 03/01/29 (Call 12/01/28)	259	255,164
Series B, 4.88%, 03/01/49 (Call 09/01/48)	335	320,424
Series C, 3.50%, 10/01/23 (Call 07/01/23)	322	322,950
Series C, 4.13%, 03/01/48 (Call 09/01/47)	525	452,403
Series E, 3.70%, 08/01/25 (Call 06/01/25)	657	656,422
Southwestern Public Service Co., Series 8, 3.15%, 05/01/50 (Call 11/01/49)	450	361,845
Union Electric Co.
2.15%, 03/15/32 (Call 12/15/31)(a)	490	415,887
2.63%, 03/15/51 (Call 09/15/50)	170	124,229
3.90%, 04/01/52 (Call 10/01/51)	200	182,052
Virginia Electric & Power Co.
2.30%, 11/15/31 (Call 08/15/31)	210	179,810
2.40%, 03/30/32 (Call 12/30/31)	565	488,991
2.45%, 12/15/50 (Call 06/15/50)(a)	618	432,829
2.95%, 11/15/51 (Call 05/15/51)	100	77,644
3.30%, 12/01/49 (Call 06/01/49)(a)	417	346,581
4.00%, 01/15/43 (Call 07/15/42)	240	220,944
4.45%, 02/15/44 (Call 08/15/43)	301	295,790
4.60%, 12/01/48 (Call 06/01/48)	264	264,267
8.88%, 11/15/38	296	433,536
Series A, 2.88%, 07/15/29 (Call 04/15/29)	400	371,268
Series A, 3.15%, 01/15/26 (Call 10/15/25)	495	485,635
Series A, 3.50%, 03/15/27 (Call 12/15/26)	235	232,417
Series A, 3.80%, 04/01/28 (Call 01/01/28)(a)	295	292,109
Series A, 6.00%, 05/15/37	212	240,408
Series B, 3.80%, 09/15/47 (Call 03/15/47)	355	319,734
Series B, 6.00%, 01/15/36	140	158,137
Series C, 4.00%, 11/15/46 (Call 05/15/46)	400	367,964
Series D, 4.65%, 08/15/43 (Call 02/15/43)	165	164,033

		69,294,429

Electrical Components & Equipment — 0.2%
Emerson Electric Co.
0.88%, 10/15/26 (Call 09/15/26)(a)	417	371,559
1.80%, 10/15/27 (Call 08/15/27)	257	232,449
1.95%, 10/15/30 (Call 07/15/30)	505	434,482
2.00%, 12/21/28 (Call 10/21/28)	300	268,476
2.20%, 12/21/31 (Call 09/21/31)(a)	300	259,473
2.75%, 10/15/50 (Call 04/15/50)	242	181,626
2.80%, 12/21/51 (Call 06/21/51)	385	293,046
3.15%, 06/01/25 (Call 03/01/25)	245	243,594

		2,284,705

Electronics — 0.3%
Honeywell International Inc.
1.10%, 03/01/27 (Call 02/01/27)	370	331,465
1.35%, 06/01/25 (Call 05/01/25)	73	69,099

22	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Aaa - A Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electronics (continued)
1.75%, 09/01/31 (Call 06/01/31)(a)	$325	$273,936
1.95%, 06/01/30 (Call 03/01/30)	241	210,636
2.30%, 08/15/24 (Call 07/15/24)	584	575,643
2.50%, 11/01/26 (Call 08/01/26)(a)	429	412,509
2.70%, 08/15/29 (Call 05/15/29)(a)	570	532,334
2.80%, 06/01/50 (Call 12/01/49)(a)	364	294,156
Tyco Electronics Group SA, 2.50%, 02/04/32 (Call 11/04/31)(a)	470	416,251

		3,116,029

Food — 0.2%
Hershey Co. (The)
2.30%, 08/15/26 (Call 05/15/26)	835	798,652
3.38%, 05/15/23 (Call 04/15/23)	384	386,408
Hormel Foods Corp.
0.65%, 06/03/24 (Call 06/03/22)	200	190,502
1.70%, 06/03/28 (Call 04/03/28)	275	244,096
1.80%, 06/11/30 (Call 03/11/30)	631	534,905
3.05%, 06/03/51 (Call 12/03/50)	275	219,821

		2,374,384

Forest Products & Paper — 0.1%
Georgia-Pacific LLC
7.75%, 11/15/29	31	38,187
8.00%, 01/15/24	642	692,994

		731,181

Gas — 0.3%
Atmos Energy Corp.
1.50%, 01/15/31 (Call 10/15/30)	234	190,151
2.63%, 09/15/29 (Call 06/15/29)	260	236,379
2.85%, 02/15/52 (Call 08/15/51)(a)	285	216,232
3.00%, 06/15/27 (Call 03/15/27)	322	310,434
3.38%, 09/15/49 (Call 03/15/49)	353	296,269
4.13%, 10/15/44 (Call 04/15/44)	499	463,521
4.15%, 01/15/43 (Call 07/15/42)	240	220,692
4.30%, 10/01/48 (Call 04/01/48)	150	143,708
CenterPoint Energy Resources Corp., 1.75%, 10/01/30 (Call 07/01/30)	395	326,550
Southern California Gas Co.
2.95%, 04/15/27 (Call 03/15/27)	400	382,608
3.15%, 09/15/24 (Call 06/15/24)(a)	520	517,915
Series TT, 2.60%, 06/15/26 (Call 03/15/26)	294	281,337
Series VV, 4.30%, 01/15/49 (Call 07/15/48)	134	128,938
Series XX, 2.55%, 02/01/30 (Call 11/01/29)	381	338,861

		4,053,595

Hand & Machine Tools — 0.2%
Snap-on Inc., 3.10%, 05/01/50 (Call 11/01/49)	368	295,526
Stanley Black & Decker Inc.
2.30%, 02/24/25 (Call 02/24/23)(a)	200	194,064
2.30%, 03/15/30 (Call 12/15/29)	417	365,017
2.75%, 11/15/50 (Call 05/15/50)(a)	457	331,709
3.00%, 05/15/32 (Call 02/15/32)	400	359,900
3.40%, 03/01/26 (Call 01/01/26)	236	234,714
4.25%, 11/15/28 (Call 08/15/28)	30	30,236
4.85%, 11/15/48 (Call 05/15/48)	225	231,790

		2,042,956

Health Care - Products — 0.7%
Abbott Laboratories
1.15%, 01/30/28 (Call 11/30/27)(a)	464	407,759
1.40%, 06/30/30 (Call 03/30/30)	368	309,352
2.95%, 03/15/25 (Call 12/15/24)(a)	563	560,269

Security	Par (000)	Value

Health Care - Products (continued)
3.40%, 11/30/23 (Call 09/30/23)	$833	$840,547
3.75%, 11/30/26 (Call 08/30/26)	692	702,470
4.75%, 11/30/36 (Call 05/30/36)	987	1,060,512
4.75%, 04/15/43 (Call 10/15/42)	413	437,127
4.90%, 11/30/46 (Call 05/30/46)	1,346	1,474,664
5.30%, 05/27/40	357	399,979
6.00%, 04/01/39	85	101,041
6.15%, 11/30/37(a)	150	181,952
Medtronic Inc.
3.50%, 03/15/25(a)	841	843,960
4.38%, 03/15/35	662	682,601
4.63%, 03/15/45	962	1,008,388

		9,010,621

Health Care - Services — 2.4%
Ascension Health
3.95%, 11/15/46(a)	767	740,247
Series B, 2.53%, 11/15/29 (Call 08/15/29)	612	560,935
Series B, 3.11%, 11/15/39 (Call 05/15/39)	230	199,994
BayCare Health System Inc., Series 2020, 3.83%, 11/15/50 (Call 05/15/50)	219	202,741
Baylor Scott & White Holdings, Series 2021, 2.84%, 11/15/50 (Call 11/15/49)	145	110,154
Children’s Hospital of Philadelphia (The), Series 2020, 2.70%, 07/01/50 (Call 01/01/50)	130	96,624
CommonSpirit Health, 3.82%, 10/01/49 (Call 04/01/49)(a)	417	363,966
Cottage Health Obligated Group, Series 2020, 3.30%, 11/01/49 (Call 05/01/49)	110	92,930
Duke University Health System Inc., Series 2017, 3.92%, 06/01/47 (Call 12/01/46)	455	434,652
Hackensack Meridian Health Inc.
Series 2020, 2.68%, 09/01/41 (Call 03/01/41)	25	19,606
Series 2020, 2.88%, 09/01/50 (Call 03/01/50)	130	101,236
Johns Hopkins Health System Corp. (The), 3.84%, 05/15/46	421	398,451
Kaiser Foundation Hospitals
3.15%, 05/01/27 (Call 02/01/27)	687	667,764
4.15%, 05/01/47 (Call 11/01/46)(a)	917	895,771
4.88%, 04/01/42	340	367,210
Series 2019, 3.27%, 11/01/49 (Call 05/12/49)	210	173,555
Series 2021, 2.81%, 06/01/41 (Call 12/01/40)(a)	500	399,965
Series 2021, 3.00%, 06/01/51 (Call 12/01/50)	695	540,905
Mass General Brigham Inc., Series 2020, 3.34%, 07/01/60 (Call 01/01/60)	254	200,764
Mayo Clinic, Series 2021, 3.20%, 11/15/61 (Call 05/15/61)(a)	300	240,654
Memorial Sloan-Kettering Cancer Center, Series 2015, 4.20%, 07/01/55	265	258,614
Methodist Hospital (The), Series 20A, 2.71%, 12/01/50 (Call 06/01/50)	312	231,248
Mount Sinai Hospitals Group Inc., Series 2019, 3.74%, 07/01/49 (Call 01/01/49)	433	381,477
New York and Presbyterian Hospital (The) 4.02%, 08/01/45	471	451,816
Series 2019, 3.95%, (Call 02/01/2119)	100	82,702
Northwell Healthcare Inc.
3.98%, 11/01/46 (Call 11/01/45)	360	327,614
4.26%, 11/01/47 (Call 11/01/46)	418	382,896
Novant Health Inc., 3.17%, 11/01/51 (Call 05/01/51)	326	260,976

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Aaa - A Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
Providence St Joseph Health Obligated Group
Series 19A, 2.53%, 10/01/29 (Call 07/01/29)	$441	$400,349
Series 21A, 2.70%, 10/01/51 (Call 04/01/51)	130	92,238
SSM Health Care Corp.
Series 2018, 3.69%, 06/01/23 (Call 03/01/23)	464	466,761
Series A, 3.82%, 06/01/27 (Call 03/01/27)(a)	255	255,587
Stanford Health Care, Series 2018, 3.80%, 11/15/48 (Call 05/15/48)	465	432,469
Sutter Health
Series 20A, 2.29%, 08/15/30 (Call 02/15/30)	195	167,657
Series 20A, 3.36%, 08/15/50 (Call 02/15/50)	59	46,630
Toledo Hospital (The), 5.75%, 11/15/38 (Call 11/15/28)	336	353,334
UnitedHealth Group Inc.
1.15%, 05/15/26 (Call 04/15/26)(a)	215	196,241
1.25%, 01/15/26	226	208,639
2.00%, 05/15/30	560	485,604
2.30%, 05/15/31 (Call 02/15/31)	297	260,035
2.38%, 08/15/24	190	187,207
2.75%, 05/15/40 (Call 11/15/39)	597	478,537
2.88%, 08/15/29	640	599,149
2.90%, 05/15/50 (Call 11/15/49)	610	471,615
2.95%, 10/15/27	611	589,273
3.05%, 05/15/41 (Call 11/15/40)	440	367,479
3.10%, 03/15/26	636	627,509
3.13%, 05/15/60 (Call 11/15/59)	450	344,484
3.25%, 05/15/51 (Call 11/15/50)	877	723,639
3.38%, 04/15/27	395	390,544
3.45%, 01/15/27	531	529,025
3.50%, 06/15/23	546	551,891
3.50%, 02/15/24(a)	340	342,836
3.50%, 08/15/39 (Call 02/15/39)	575	517,649
3.70%, 08/15/49 (Call 02/15/49)	577	514,863
3.75%, 07/15/25	225	227,225
3.75%, 10/15/47 (Call 04/15/47)	564	506,861
3.85%, 06/15/28	617	618,802
3.88%, 12/15/28	689	690,592
3.88%, 08/15/59 (Call 02/15/59)(a)	295	264,420
3.95%, 10/15/42 (Call 04/15/42)	388	361,569
4.20%, 01/15/47 (Call 07/15/46)(a)	362	350,420
4.25%, 03/15/43 (Call 09/15/42)	525	512,720
4.25%, 04/15/47 (Call 10/15/46)	523	509,847
4.25%, 06/15/48 (Call 12/15/47)	525	512,064
4.38%, 03/15/42 (Call 09/15/41)	315	312,978
4.45%, 12/15/48 (Call 06/15/48)(a)	538	537,941
4.63%, 07/15/35	537	555,618
4.63%, 11/15/41 (Call 05/15/41)	449	459,538
4.75%, 07/15/45	760	796,708
5.80%, 03/15/36	365	419,217
6.50%, 06/15/37	357	438,696
6.63%, 11/15/37	409	508,788
6.88%, 02/15/38	510	654,580

		29,025,295

Household Products & Wares — 0.2%
Kimberly-Clark Corp.
1.05%, 09/15/27 (Call 07/15/27)(a)	490	431,136
2.00%, 11/02/31 (Call 08/02/31)(a)	415	354,148
2.88%, 02/07/50 (Call 08/07/49)(a)	266	210,909
3.10%, 03/26/30 (Call 12/26/29)	435	412,354
3.20%, 04/25/29 (Call 01/25/29)	65	62,860
3.20%, 07/30/46 (Call 01/30/46)	289	245,081

Security	Par (000)	Value

Household Products & Wares (continued)
3.95%, 11/01/28 (Call 08/01/28)	$75	$76,193
6.63%, 08/01/37	396	496,493

		2,289,174

Insurance — 2.9%
Aflac Inc.
3.60%, 04/01/30 (Call 01/01/30)(a)	963	935,766
3.63%, 11/15/24	623	627,585
4.75%, 01/15/49 (Call 07/15/48)	38	39,183
Allstate Corp. (The)
0.75%, 12/15/25 (Call 11/15/25)	276	251,306
1.45%, 12/15/30 (Call 09/15/30)	330	268,386
3.15%, 06/15/23	252	253,061
3.28%, 12/15/26 (Call 09/15/26)	270	266,698
3.85%, 08/10/49 (Call 02/10/49)	316	286,065
4.20%, 12/15/46 (Call 06/15/46)	306	288,833
4.50%, 06/15/43	255	250,724
5.55%, 05/09/35	325	362,758
Berkshire Hathaway Finance Corp.
1.45%, 10/15/30 (Call 07/15/30)	372	307,622
1.85%, 03/12/30 (Call 12/12/29)	275	238,219
2.30%, 03/15/27 (Call 02/15/27)(a)	200	191,070
2.50%, 01/15/51 (Call 07/15/50)	370	261,608
2.85%, 10/15/50 (Call 04/15/50)	907	687,252
2.88%, 03/15/32 (Call 12/15/31)	1,000	905,530
3.85%, 03/15/52 (Call 09/15/51)	1,100	979,517
4.20%, 08/15/48 (Call 02/15/48)	1,011	970,196
4.25%, 01/15/49 (Call 07/15/48)	927	897,494
4.30%, 05/15/43	313	306,045
4.40%, 05/15/42	205	202,948
5.75%, 01/15/40	402	459,538
Berkshire Hathaway Inc.
3.13%, 03/15/26 (Call 12/15/25)(a)	133	132,016
4.50%, 02/11/43	452	451,403
Chubb Corp. (The), 6.00%, 05/11/37	153	178,387
Chubb INA Holdings Inc.
1.38%, 09/15/30 (Call 06/15/30)	500	408,950
2.85%, 12/15/51 (Call 06/15/51)	400	305,224
3.05%, 12/15/61 (Call 06/15/61)	670	504,195
3.15%, 03/15/25	532	529,329
3.35%, 05/15/24	205	205,726
3.35%, 05/03/26 (Call 02/03/26)	155	153,434
4.35%, 11/03/45 (Call 05/03/45)	585	574,236
Loews Corp.
2.63%, 05/15/23 (Call 02/15/23)	110	109,942
3.20%, 05/15/30 (Call 02/15/30)	208	192,991
3.75%, 04/01/26 (Call 01/01/26)	485	487,857
4.13%, 05/15/43 (Call 11/15/42)	316	285,794
Manulife Financial Corp.
2.48%, 05/19/27 (Call 03/19/27)	674	639,842
4.15%, 03/04/26	189	191,393
5.38%, 03/04/46	252	285,670
Marsh & McLennan Companies Inc.
2.25%, 11/15/30 (Call 08/15/30)	560	483,997
3.50%, 06/03/24 (Call 03/03/24)	546	547,938
3.50%, 03/10/25 (Call 12/10/24)	345	345,514
3.75%, 03/14/26 (Call 12/14/25)	279	280,211
3.88%, 03/15/24 (Call 02/15/24)	568	574,452
4.20%, 03/01/48 (Call 09/01/47)	380	356,786
4.35%, 01/30/47 (Call 07/30/46)	338	326,451
4.38%, 03/15/29 (Call 12/15/28)	819	828,550

24	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Aaa - A Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
4.75%, 03/15/39 (Call 09/15/38)	$119	$122,024
4.90%, 03/15/49 (Call 09/15/48)	408	426,156
MetLife Inc.
3.00%, 03/01/25	410	405,658
3.60%, 04/10/24(a)	308	310,156
3.60%, 11/13/25 (Call 08/13/25)	202	202,588
4.05%, 03/01/45	459	425,902
4.13%, 08/13/42	356	331,141
4.55%, 03/23/30 (Call 12/23/29)(a)	110	113,967
4.60%, 05/13/46 (Call 11/13/45)	365	371,165
4.88%, 11/13/43	455	467,585
5.70%, 06/15/35	576	646,710
5.88%, 02/06/41	370	424,856
6.38%, 06/15/34	374	444,465
6.50%, 12/15/32	391	462,928
Series D, 4.37%, 09/15/23(a)	245	250,071
PartnerRe Finance B LLC, 3.70%, 07/02/29 (Call 04/02/29)	595	574,353
Principal Financial Group Inc.
2.13%, 06/15/30 (Call 03/12/30)	406	346,371
3.70%, 05/15/29 (Call 02/15/29)	515	497,650
6.05%, 10/15/36	240	278,441
Progressive Corp. (The)
2.45%, 01/15/27(a)	166	157,434
2.50%, 03/15/27 (Call 02/15/27)	115	108,997
3.00%, 03/15/32 (Call 12/15/31)	90	81,896
3.20%, 03/26/30 (Call 12/26/29)	289	271,984
3.70%, 03/15/52 (Call 09/15/51)	45	39,116
3.95%, 03/26/50 (Call 09/26/49)(a)	333	305,361
4.00%, 03/01/29 (Call 12/01/28)(a)	290	291,273
4.13%, 04/15/47 (Call 10/15/46)	358	339,989
4.20%, 03/15/48 (Call 09/15/47)	385	370,528
Prudential Financial Inc.
1.50%, 03/10/26 (Call 02/10/26)	150	139,441
2.10%, 03/10/30 (Call 12/10/29)(a)	70	61,783
3.00%, 03/10/40 (Call 09/10/39)(a)	321	265,021
3.70%, 03/13/51 (Call 09/13/50)	597	516,542
3.91%, 12/07/47 (Call 06/07/47)	528	474,281
3.94%, 12/07/49 (Call 06/07/49)	553	502,378
4.35%, 02/25/50 (Call 08/25/49)	438	424,352
4.60%, 05/15/44(a)	393	385,647
5.70%, 12/14/36	390	437,736
Prudential PLC, 3.13%, 04/14/30	470	434,792
Travelers Companies Inc. (The)
2.55%, 04/27/50 (Call 10/27/49)	255	185,875
3.05%, 06/08/51 (Call 12/08/50)	260	210,153
3.75%, 05/15/46 (Call 11/15/45)	263	237,692
4.00%, 05/30/47 (Call 11/30/46)	347	323,491
4.05%, 03/07/48 (Call 09/07/47)	214	202,213
4.10%, 03/04/49 (Call 09/04/48)	270	256,794
4.60%, 08/01/43	150	151,660
5.35%, 11/01/40	395	438,881
6.25%, 06/15/37	424	508,923
Travelers Property Casualty Corp., 6.38%, 03/15/33	378	454,522

		35,298,634

Internet — 3.3%
Alibaba Group Holding Ltd.
2.13%, 02/09/31 (Call 11/09/30)	625	518,312
2.70%, 02/09/41 (Call 08/09/40)(a)	465	327,834
3.15%, 02/09/51 (Call 08/09/50)	545	381,189
3.25%, 02/09/61 (Call 08/09/60)	605	408,448

Security	Par (000)	Value

Internet (continued)
3.40%, 12/06/27 (Call 09/06/27)(a)	$1,285	$1,231,557
3.60%, 11/28/24 (Call 08/28/24)	1,145	1,140,271
4.00%, 12/06/37 (Call 06/06/37)	485	421,741
4.20%, 12/06/47 (Call 06/06/47)(a)	775	653,712
4.40%, 12/06/57 (Call 06/06/57)(a)	590	505,724
4.50%, 11/28/34 (Call 05/28/34)	260	245,664
Alphabet Inc.
0.45%, 08/15/25 (Call 07/15/25)	615	566,427
0.80%, 08/15/27 (Call 06/15/27)(a)	950	834,271
1.10%, 08/15/30 (Call 05/15/30)	1,325	1,090,793
1.90%, 08/15/40 (Call 02/15/40)	757	555,108
2.00%, 08/15/26 (Call 05/15/26)(a)	1,490	1,416,245
2.05%, 08/15/50 (Call 02/15/50)	645	444,444
2.25%, 08/15/60 (Call 02/15/60)	890	592,055
3.38%, 02/25/24	1,034	1,046,677
Amazon.com Inc.
0.25%, 05/12/23	45	44,046
0.40%, 06/03/23	117	114,555
0.45%, 05/12/24	37	35,293
0.80%, 06/03/25 (Call 05/03/25)	440	409,640
1.00%, 05/12/26 (Call 04/12/26)	490	447,140
1.20%, 06/03/27 (Call 04/03/27)	2,322	2,073,500
1.50%, 06/03/30 (Call 03/03/30)	96	81,001
1.65%, 05/12/28 (Call 03/12/28)	817	728,682
2.10%, 05/12/31 (Call 02/12/31)	632	550,605
2.50%, 06/03/50 (Call 12/03/49)	666	492,707
2.70%, 06/03/60 (Call 12/03/59)	705	504,287
2.80%, 08/22/24 (Call 06/22/24)	1,219	1,214,014
2.88%, 05/12/41 (Call 11/12/40)(a)	1,412	1,166,792
3.00%, 04/13/25	500	498,395
3.10%, 05/12/51 (Call 11/12/50)	1,810	1,493,992
3.15%, 08/22/27 (Call 05/22/27)	1,697	1,662,755
3.25%, 05/12/61 (Call 11/12/60)(a)	1,365	1,106,510
3.30%, 04/13/27	700	694,337
3.45%, 04/13/29 (Call 02/13/29)	500	492,595
3.60%, 04/13/32 (Call 01/13/32)	1,000	980,480
3.80%, 12/05/24 (Call 09/05/24)(a)	1,061	1,080,310
3.88%, 08/22/37 (Call 02/22/37)	1,454	1,416,370
3.95%, 04/13/52 (Call 10/13/51)	1,000	958,120
4.05%, 08/22/47 (Call 02/22/47)(a)	1,082	1,053,565
4.10%, 04/13/62 (Call 10/13/61)	500	477,105
4.25%, 08/22/57 (Call 02/22/57)	1,327	1,309,125
4.80%, 12/05/34 (Call 06/05/34)	764	822,408
4.95%, 12/05/44 (Call 06/05/44)	769	839,948
5.20%, 12/03/25 (Call 09/03/25)	556	588,693
Baidu Inc.
1.72%, 04/09/26 (Call 03/09/26)	200	182,144
3.08%, 04/07/25 (Call 03/07/25)	200	195,184
3.63%, 07/06/27	455	441,914
3.88%, 09/29/23 (Call 08/29/23)	230	231,320
4.13%, 06/30/25	200	200,688
4.38%, 05/14/24 (Call 04/14/24)	50	50,521
Booking Holdings Inc.
3.55%, 03/15/28 (Call 12/15/27)	475	463,206
3.60%, 06/01/26 (Call 03/01/26)(a)	627	623,451
3.65%, 03/15/25 (Call 12/15/24)	392	393,172
4.63%, 04/13/30 (Call 01/13/30)	743	761,575
Tencent Music Entertainment Group, 2.00%, 09/03/30 (Call 06/03/30)	80	62,642

		39,323,259

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Aaa - A Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Machinery — 1.6%
ABB Finance USA Inc., 4.38%, 05/08/42	$345	$335,154
Caterpillar Financial Services Corp.
0.45%, 09/14/23(a)	400	387,444
0.45%, 05/17/24	2	1,898
0.60%, 09/13/24	210	198,177
0.65%, 07/07/23	470	459,120
0.90%, 03/02/26	1,000	911,690
1.10%, 09/14/27(a)	669	592,226
1.15%, 09/14/26	340	308,128
1.45%, 05/15/25	117	110,733
2.15%, 11/08/24	337	329,495
2.85%, 05/17/24	299	298,157
3.25%, 12/01/24(a)	30	30,105
3.45%, 05/15/23	462	465,216
3.65%, 12/07/23	310	313,515
3.75%, 11/24/23	418	423,442
Caterpillar Inc.
1.90%, 03/12/31 (Call 12/12/30)(a)	345	297,628
2.60%, 09/19/29 (Call 06/19/29)(a)	251	231,693
2.60%, 04/09/30 (Call 01/09/30)(a)	206	189,363
3.25%, 09/19/49 (Call 03/19/49)	500	429,605
3.25%, 04/09/50 (Call 10/09/49)	604	517,900
3.40%, 05/15/24 (Call 02/15/24)	810	816,213
3.80%, 08/15/42(a)	247	235,295
4.30%, 05/15/44 (Call 11/15/43)	404	406,048
4.75%, 05/15/64 (Call 11/15/63)	357	378,245
5.20%, 05/27/41	394	436,859
Deere & Co.
2.75%, 04/15/25 (Call 03/15/25)	327	321,412
2.88%, 09/07/49 (Call 03/07/49)	360	294,044
3.10%, 04/15/30 (Call 01/15/30)(a)	483	460,062
3.75%, 04/15/50 (Call 10/15/49)(a)	294	277,783
3.90%, 06/09/42 (Call 12/09/41)	31	29,979
5.38%, 10/16/29(a)	291	317,990
John Deere Capital Corp.
0.40%, 10/10/23	365	353,273
0.45%, 01/17/24	500	479,935
0.45%, 06/07/24(a)	405	383,268
0.63%, 09/10/24	130	123,078
0.70%, 01/15/26	515	468,202
1.05%, 06/17/26	590	536,623
1.25%, 01/10/25(a)	310	294,627
1.30%, 10/13/26(a)	260	237,260
1.45%, 01/15/31(a)	375	311,768
1.50%, 03/06/28	480	426,854
1.70%, 01/11/27	375	345,281
1.75%, 03/09/27	300	275,805
2.00%, 06/17/31	435	376,762
2.05%, 01/09/25	275	267,209
2.45%, 01/09/30	450	410,189
2.60%, 03/07/24	346	344,038
2.65%, 06/24/24(a)	495	491,104
2.65%, 06/10/26	395	383,051
2.80%, 09/08/27	298	286,301
2.80%, 07/18/29	420	394,720
3.35%, 06/12/24	380	382,212
3.35%, 04/18/29	500	486,870
3.45%, 03/13/25	72	72,536
3.45%, 03/07/29(a)	196	192,960
3.65%, 10/12/23(a)	360	364,658

Security	Par (000)	Value

Machinery (continued)
Rockwell Automation Inc., 4.20%, 03/01/49 (Call 09/01/48)(a)	$280	$268,562

		19,761,765

Manufacturing — 0.6%
3M Co.
2.00%, 02/14/25 (Call 01/14/25)	326	315,213
2.25%, 09/19/26 (Call 06/19/26)(a)	487	462,884
2.38%, 08/26/29 (Call 05/26/29)(a)	468	424,059
2.65%, 04/15/25 (Call 03/15/25)	355	348,880
2.88%, 10/15/27 (Call 07/15/27)	445	429,469
3.00%, 08/07/25	456	450,957
3.05%, 04/15/30 (Call 01/15/30)(a)	210	197,841
3.13%, 09/19/46 (Call 03/19/46)	292	238,395
3.25%, 02/14/24 (Call 01/14/24)(a)	8	8,043
3.25%, 08/26/49 (Call 02/26/49)	495	416,988
3.38%, 03/01/29 (Call 12/01/28)	338	328,367
3.63%, 09/14/28 (Call 06/14/28)	374	370,795
3.63%, 10/15/47 (Call 04/15/47)	335	300,709
3.70%, 04/15/50 (Call 10/15/49)(a)	305	277,638
4.00%, 09/14/48 (Call 03/14/48)	423	405,813
5.70%, 03/15/37	236	272,200
Illinois Tool Works Inc.
2.65%, 11/15/26 (Call 08/15/26)	50	48,350
3.50%, 03/01/24 (Call 12/01/23)(a)	351	354,384
3.90%, 09/01/42 (Call 03/01/42)	620	581,771
4.88%, 09/15/41 (Call 03/15/41)	365	390,280

		6,623,036

Media — 3.9%
Comcast Corp.
1.50%, 02/15/31 (Call 11/15/30)	540	438,993
1.95%, 01/15/31 (Call 10/15/30)	750	634,305
2.35%, 01/15/27 (Call 10/15/26)	849	797,016
2.45%, 08/15/52 (Call 02/15/52)(a)	595	405,058
2.65%, 02/01/30 (Call 11/01/29)	905	818,898
2.65%, 08/15/62 (Call 02/15/62)	215	142,012
2.80%, 01/15/51 (Call 07/15/50)	766	562,734
2.89%, 11/01/51 (Call 05/01/51)(c)	2,320	1,712,786
2.94%, 11/01/56 (Call 05/01/56)(c)	2,793	2,006,044
2.99%, 11/01/63 (Call 05/01/63)(c)	1,922	1,360,296
3.15%, 03/01/26 (Call 12/01/25)	1,069	1,050,442
3.15%, 02/15/28 (Call 11/15/27)	975	938,516
3.20%, 07/15/36 (Call 01/15/36)	663	577,214
3.25%, 11/01/39 (Call 05/01/39)	355	300,231
3.30%, 02/01/27 (Call 11/01/26)	707	693,461
3.30%, 04/01/27 (Call 02/01/27)	454	445,020
3.38%, 02/15/25 (Call 11/15/24)(a)	470	470,371
3.38%, 08/15/25 (Call 05/15/25)	955	951,581
3.40%, 04/01/30 (Call 01/01/30)	909	866,377
3.40%, 07/15/46 (Call 01/15/46)	768	635,566
3.45%, 02/01/50 (Call 08/01/49)	848	698,760
3.55%, 05/01/28 (Call 02/01/28)	115	112,329
3.70%, 04/15/24 (Call 03/15/24)	464	468,765
3.75%, 04/01/40 (Call 10/01/39)	859	774,019
3.90%, 03/01/38 (Call 09/01/37)	566	524,212
3.95%, 10/15/25 (Call 08/15/25)	368	372,670
3.97%, 11/01/47 (Call 05/01/47)	852	767,984
4.00%, 08/15/47 (Call 02/15/47)(a)	491	443,078
4.00%, 03/01/48 (Call 09/01/47)	579	525,240
4.00%, 11/01/49 (Call 05/01/49)	845	761,193

26	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Aaa - A Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
4.05%, 11/01/52 (Call 05/01/52)	$330	$297,102
4.15%, 10/15/28 (Call 07/15/28)	1,618	1,629,763
4.20%, 08/15/34 (Call 02/15/34)	553	541,409
4.25%, 10/15/30 (Call 07/15/30)	804	805,576
4.25%, 01/15/33	995	993,229
4.40%, 08/15/35 (Call 02/25/35)	483	478,151
4.60%, 10/15/38 (Call 04/15/38)	561	562,212
4.60%, 08/15/45 (Call 02/15/45)	432	424,846
4.65%, 07/15/42	354	351,285
4.70%, 10/15/48 (Call 04/15/48)	828	830,575
4.95%, 10/15/58 (Call 04/15/58)(a)	578	607,605
5.65%, 06/15/35	531	590,164
6.45%, 03/15/37	200	240,010
6.50%, 11/15/35	400	479,732
7.05%, 03/15/33	495	607,523
NBCUniversal Media LLC
4.45%, 01/15/43	356	341,899
5.95%, 04/01/41	145	167,030
TWDC Enterprises 18 Corp.
1.85%, 07/30/26	444	413,249
2.95%, 06/15/27(a)	476	459,016
3.00%, 02/13/26	675	661,500
3.00%, 07/30/46(a)	299	236,144
3.15%, 09/17/25	538	532,609
3.70%, 12/01/42	295	260,302
4.13%, 06/01/44	522	489,897
Series B, 7.00%, 03/01/32	315	381,909
Series E, 4.13%, 12/01/41	331	309,932
Walt Disney Co. (The)
1.75%, 08/30/24 (Call 07/30/24)	716	692,880
1.75%, 01/13/26(a)	556	521,606
2.00%, 09/01/29 (Call 06/01/29)	908	794,464
2.20%, 01/13/28	480	441,053
2.65%, 01/13/31(a)	1,080	963,490
2.75%, 09/01/49 (Call 03/01/49)	952	712,220
3.35%, 03/24/25(a)	16	15,964
3.50%, 05/13/40 (Call 11/13/39)	888	781,751
3.60%, 01/13/51 (Call 07/13/50)(a)	1,256	1,084,104
3.70%, 09/15/24 (Call 06/15/24)	204	206,140
3.70%, 10/15/25 (Call 07/15/25)	494	498,486
3.70%, 03/23/27	340	340,201
3.80%, 03/22/30	669	656,329
3.80%, 05/13/60 (Call 11/13/59)	537	464,306
4.63%, 03/23/40 (Call 09/23/39)	292	295,857
4.70%, 03/23/50 (Call 09/23/49)(a)	821	839,678
4.75%, 09/15/44 (Call 03/15/44)	330	332,709
5.40%, 10/01/43	356	390,714
6.15%, 02/15/41(a)	325	388,684
6.20%, 12/15/34	502	586,205
6.40%, 12/15/35	455	543,479
6.65%, 11/15/37	618	755,419

		47,253,579

Metal Fabricate & Hardware — 0.1%
Precision Castparts Corp.
3.25%, 06/15/25 (Call 03/15/25)(a)	594	595,574
3.90%, 01/15/43 (Call 07/15/42)(a)	340	312,263

		907,837

Security	Par (000)	Value

Mining — 0.4%
BHP Billiton Finance USA Ltd.
3.85%, 09/30/23	$367	$371,543
4.13%, 02/24/42	340	329,827
5.00%, 09/30/43	1,331	1,434,632
Rio Tinto Alcan Inc., 6.13%, 12/15/33	320	377,930
Rio Tinto Finance USA Ltd.
2.75%, 11/02/51 (Call 05/02/51)	515	391,900
5.20%, 11/02/40(a)	397	432,758
7.13%, 07/15/28	491	576,061
Rio Tinto Finance USA PLC
4.13%, 08/21/42 (Call 02/21/42)	371	358,575
4.75%, 03/22/42 (Call 09/22/41)	295	308,192

		4,581,418

Oil & Gas — 5.3%
BP Capital Markets America Inc.
1.75%, 08/10/30 (Call 05/10/30)(a)	595	495,088
2.72%, 01/12/32 (Call 10/12/31)	980	861,195
2.75%, 05/10/23(a)	561	561,645
2.77%, 11/10/50 (Call 05/10/50)	665	480,024
2.94%, 06/04/51 (Call 12/04/50)(a)	707	524,021
3.00%, 02/24/50 (Call 08/24/49)	1,044	789,577
3.00%, 03/17/52 (Call 09/17/51)	575	432,319
3.02%, 01/16/27 (Call 10/16/26)	499	480,732
3.06%, 06/17/41 (Call 12/17/40)	265	215,572
3.12%, 05/04/26 (Call 02/04/26)	525	512,542
3.19%, 04/06/25 (Call 03/06/25)	281	278,367
3.38%, 02/08/61 (Call 08/08/60)	990	768,171
3.41%, 02/11/26 (Call 12/11/25)	510	504,104
3.54%, 04/06/27 (Call 02/06/27)(a)	215	211,521
3.59%, 04/14/27 (Call 01/14/27)	331	326,247
3.63%, 04/06/30 (Call 01/06/30)	717	690,679
3.79%, 02/06/24 (Call 01/06/24)	611	616,267
3.80%, 09/21/25 (Call 07/21/25)	590	594,785
3.94%, 09/21/28 (Call 06/21/28)(a)	615	609,496
4.23%, 11/06/28 (Call 08/06/28)	943	947,187
BP Capital Markets PLC
3.28%, 09/19/27 (Call 06/19/27)	929	899,523
3.51%, 03/17/25(a)	530	530,037
3.54%, 11/04/24	590	591,670
3.72%, 11/28/28 (Call 08/28/28)	599	585,085
3.81%, 02/10/24	522	527,225
3.99%, 09/26/23	677	685,787
Chevron Corp.
1.14%, 05/11/23	204	201,309
1.55%, 05/11/25 (Call 04/11/25)	1,415	1,342,665
2.00%, 05/11/27 (Call 03/11/27)	520	481,837
2.24%, 05/11/30 (Call 02/11/30)	714	636,809
2.57%, 05/16/23 (Call 03/16/23)	305	306,257
2.90%, 03/03/24 (Call 01/03/24)	697	696,554
2.95%, 05/16/26 (Call 02/16/26)	1,246	1,219,261
3.08%, 05/11/50 (Call 11/11/49)	382	317,919
3.19%, 06/24/23 (Call 03/24/23)	1,067	1,077,072
3.33%, 11/17/25 (Call 08/17/25)	606	603,534
Chevron USA Inc.
0.43%, 08/11/23	15	14,608
0.69%, 08/12/25 (Call 07/12/25)(a)	308	283,234
1.02%, 08/12/27 (Call 06/12/27)	343	300,320
2.34%, 08/12/50 (Call 02/12/50)	337	241,174
3.85%, 01/15/28 (Call 10/15/27)	620	625,698
3.90%, 11/15/24 (Call 08/15/24)	200	202,866

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Aaa - A Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
ConocoPhillips, 5.90%, 10/15/32	$536	$613,538
ConocoPhillips Co.
2.13%, 03/08/24 (Call 09/08/22)(a)	215	211,659
2.40%, 03/07/25 (Call 03/07/23)	220	214,232
3.76%, 03/15/42 (Call 09/15/41)(c)	699	644,988
3.80%, 03/15/52 (Call 09/15/51)	325	292,019
4.03%, 03/15/62 (Call 09/15/61)(c)	1,440	1,281,672
4.30%, 11/15/44 (Call 05/15/44)(a)	245	238,468
4.95%, 03/15/26 (Call 12/15/25)(a)	458	482,750
EOG Resources Inc.
3.15%, 04/01/25 (Call 01/01/25)	350	346,832
3.90%, 04/01/35 (Call 10/01/34)	179	170,173
4.15%, 01/15/26 (Call 10/15/25)	633	646,059
4.38%, 04/15/30 (Call 01/15/30)	447	458,497
4.95%, 04/15/50 (Call 10/15/49)(a)	320	347,584
Exxon Mobil Corp.
2.02%, 08/16/24 (Call 07/16/24)	417	408,518
2.28%, 08/16/26 (Call 06/16/26)	618	589,467
2.44%, 08/16/29 (Call 05/16/29)(a)	899	822,756
2.61%, 10/15/30 (Call 07/15/30)(a)	1,092	995,904
2.71%, 03/06/25 (Call 12/06/24)	1,043	1,027,386
2.99%, 03/19/25 (Call 02/19/25)(a)	1,302	1,290,555
3.00%, 08/16/39 (Call 02/16/39)	417	351,239
3.04%, 03/01/26 (Call 12/01/25)	1,217	1,198,063
3.10%, 08/16/49 (Call 02/16/49)	760	613,586
3.18%, 03/15/24 (Call 12/15/23)	500	502,695
3.29%, 03/19/27 (Call 01/19/27)(a)	244	241,328
3.45%, 04/15/51 (Call 10/15/50)(a)	1,318	1,130,435
3.48%, 03/19/30 (Call 12/19/29)	1,026	996,821
3.57%, 03/06/45 (Call 09/06/44)	530	466,151
4.11%, 03/01/46 (Call 09/01/45)	789	752,375
4.23%, 03/19/40 (Call 09/19/39)(a)	748	735,419
4.33%, 03/19/50 (Call 09/19/49)(a)	1,389	1,366,582
Shell International Finance BV
0.38%, 09/15/23(a)	33	32,002
2.00%, 11/07/24 (Call 10/07/24)(a)	590	575,557
2.38%, 11/07/29 (Call 08/07/29)	917	824,218
2.50%, 09/12/26(a)	364	347,649
2.75%, 04/06/30 (Call 01/06/30)	937	861,037
2.88%, 05/10/26	1,013	987,584
2.88%, 11/26/41 (Call 05/26/41)	305	248,877
3.00%, 11/26/51 (Call 05/26/51)	525	411,196
3.13%, 11/07/49 (Call 05/07/49)	602	484,261
3.25%, 05/11/25	776	773,129
3.25%, 04/06/50 (Call 10/06/49)	793	656,517
3.50%, 11/13/23 (Call 10/13/23)	528	532,958
3.63%, 08/21/42	348	307,677
3.75%, 09/12/46	618	556,490
3.88%, 11/13/28 (Call 08/23/28)	654	653,719
4.00%, 05/10/46	1,056	977,898
4.13%, 05/11/35	763	754,676
4.38%, 05/11/45	1,302	1,267,471
4.55%, 08/12/43	643	642,781
5.50%, 03/25/40	485	544,864
6.38%, 12/15/38	1,342	1,641,870
TotalEnergies Capital Canada Ltd., 2.75%, 07/15/23	567	565,469
TotalEnergies Capital International SA
2.43%, 01/10/25 (Call 10/10/24)	650	633,600
2.83%, 01/10/30 (Call 10/10/29)	786	726,233
2.99%, 06/29/41 (Call 12/29/40)	472	387,734

Security	Par (000)	Value

Oil & Gas (continued)
3.13%, 05/29/50 (Call 11/29/49)(a)	$1,196	$948,751
3.39%, 06/29/60 (Call 12/29/59)	173	138,442
3.45%, 02/19/29 (Call 11/19/28)(a)	800	775,016
3.46%, 07/12/49 (Call 01/12/49)	566	477,229
3.70%, 01/15/24	701	707,512
3.75%, 04/10/24(a)	699	705,955
TotalEnergies Capital SA, 3.88%, 10/11/28	485	483,608

		63,339,714

Oil & Gas Services — 0.4%
Baker Hughes Holdings LLC, 5.13%, 09/15/40	164	168,362
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc.
1.23%, 12/15/23	830	805,258
2.06%, 12/15/26 (Call 11/15/26)(a)	695	644,244
3.14%, 11/07/29 (Call 08/07/29)	393	363,431
3.34%, 12/15/27 (Call 09/15/27)	232	222,063
4.08%, 12/15/47 (Call 06/15/47)	783	695,891
4.49%, 05/01/30 (Call 02/01/30)(a)	398	401,992
Schlumberger Finance Canada Ltd., 1.40%, 09/17/25 (Call 08/17/25)	335	313,895
Schlumberger Investment SA
2.65%, 06/26/30 (Call 03/26/30)(a)	255	227,896
3.65%, 12/01/23 (Call 09/01/23)	1,328	1,337,748

		5,180,780

Pharmaceuticals — 6.0%
Astrazeneca Finance LLC
0.70%, 05/28/24 (Call 05/28/22)	950	904,590
1.20%, 05/28/26 (Call 04/28/26)	800	727,096
1.75%, 05/28/28 (Call 03/28/28)	710	633,824
2.25%, 05/28/31 (Call 02/28/31)	320	279,894
AstraZeneca PLC
0.70%, 04/08/26 (Call 03/08/26)	280	250,379
1.38%, 08/06/30 (Call 05/06/30)	600	493,248
2.13%, 08/06/50 (Call 02/06/50)	50	34,208
3.00%, 05/28/51 (Call 11/28/50)(a)	50	41,012
3.13%, 06/12/27 (Call 03/12/27)(a)	135	131,872
3.38%, 11/16/25	220	219,261
3.50%, 08/17/23 (Call 07/17/23)	35	35,295
4.00%, 01/17/29 (Call 10/17/28)	590	593,316
4.00%, 09/18/42	1,190	1,144,149
4.38%, 11/16/45	1,100	1,102,002
4.38%, 08/17/48 (Call 02/17/48)(a)	930	941,532
6.45%, 09/15/37	85	105,192
Bristol-Myers Squibb Co.
0.54%, 11/13/23 (Call 05/31/22)(a)	363	351,899
0.75%, 11/13/25 (Call 10/13/25)	936	853,791
1.13%, 11/13/27 (Call 09/13/27)(a)	520	455,744
1.45%, 11/13/30 (Call 08/13/30)	825	676,022
2.35%, 11/13/40 (Call 05/13/40)	526	398,129
2.55%, 11/13/50 (Call 05/13/50)	788	569,992
2.90%, 07/26/24 (Call 06/26/24)	1,360	1,352,506
2.95%, 03/15/32 (Call 12/15/31)(a)	800	734,760
3.20%, 06/15/26 (Call 04/15/26)	483	478,040
3.25%, 11/01/23	379	381,524
3.25%, 08/01/42	430	364,382
3.40%, 07/26/29 (Call 04/26/29)	593	575,441
3.55%, 03/15/42 (Call 09/15/41)	545	486,718
3.70%, 03/15/52 (Call 09/15/51)	940	834,118
3.90%, 02/20/28 (Call 11/20/27)	1,195	1,203,843
3.90%, 03/15/62 (Call 09/15/61)	570	499,850

28	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Aaa - A Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
4.13%, 06/15/39 (Call 12/15/38)	$1,125	$1,095,131
4.25%, 10/26/49 (Call 04/26/49)	1,522	1,461,516
4.35%, 11/15/47 (Call 05/15/47)	760	742,140
4.55%, 02/20/48 (Call 08/20/47)(a)	429	432,222
4.63%, 05/15/44 (Call 11/15/43)	300	306,585
Eli Lilly & Co.
2.25%, 05/15/50 (Call 11/15/49)(a)	589	421,447
2.50%, 09/15/60 (Call 03/15/60)	195	135,665
2.75%, 06/01/25 (Call 03/01/25)	569	560,437
3.38%, 03/15/29 (Call 12/15/28)(a)	841	825,164
3.95%, 03/15/49 (Call 09/15/48)	740	727,205
4.15%, 03/15/59 (Call 09/15/58)	40	39,640
GlaxoSmithKline Capital Inc.
3.38%, 05/15/23	643	648,015
3.63%, 05/15/25	377	380,114
3.88%, 05/15/28	645	649,263
4.20%, 03/18/43	304	298,112
5.38%, 04/15/34	416	468,869
6.38%, 05/15/38	1,279	1,572,224
GlaxoSmithKline Capital PLC
0.53%, 10/01/23 (Call 10/01/22)(a)	570	552,199
3.00%, 06/01/24 (Call 05/01/24)	737	734,782
3.38%, 06/01/29 (Call 03/01/29)	485	473,612
Johnson & Johnson
0.55%, 09/01/25 (Call 08/01/25)	30	27,614
0.95%, 09/01/27 (Call 07/01/27)	240	212,196
2.10%, 09/01/40 (Call 03/01/40)	620	467,499
2.25%, 09/01/50 (Call 03/01/50)	400	284,956
2.45%, 03/01/26 (Call 12/01/25)	515	501,198
2.45%, 09/01/60 (Call 03/01/60)	610	425,634
2.63%, 01/15/25 (Call 11/15/24)(a)	125	123,969
2.90%, 01/15/28 (Call 10/15/27)	857	832,516
2.95%, 03/03/27 (Call 12/03/26)	728	721,710
3.40%, 01/15/38 (Call 07/15/37)	627	581,035
3.50%, 01/15/48 (Call 07/15/47)	334	304,882
3.55%, 03/01/36 (Call 09/01/35)	545	523,369
3.63%, 03/03/37 (Call 09/03/36)	738	711,698
3.70%, 03/01/46 (Call 09/01/45)	778	736,758
3.75%, 03/03/47 (Call 09/03/46)	458	436,080
4.38%, 12/05/33 (Call 06/05/33)	412	434,479
4.50%, 09/01/40	287	298,064
4.50%, 12/05/43 (Call 06/05/43)	305	316,941
4.95%, 05/15/33	403	448,732
5.85%, 07/15/38	371	446,810
5.95%, 08/15/37	576	702,397
Mead Johnson Nutrition Co.
4.13%, 11/15/25 (Call 08/15/25)	854	867,160
4.60%, 06/01/44 (Call 12/01/43)	165	168,752
Merck & Co. Inc.
0.75%, 02/24/26 (Call 01/24/26)(a)	110	100,118
1.45%, 06/24/30 (Call 03/24/30)	40	33,417
1.70%, 06/10/27 (Call 05/10/27)	425	388,998
1.90%, 12/10/28 (Call 10/10/28)	320	288,726
2.15%, 12/10/31 (Call 09/10/31)	720	626,638
2.35%, 06/24/40 (Call 12/24/39)	551	426,187
2.45%, 06/24/50 (Call 12/24/49)	700	509,306
2.75%, 02/10/25 (Call 11/10/24)	1,293	1,279,941
2.75%, 12/10/51 (Call 06/10/51)	975	743,720
2.80%, 05/18/23	67	67,292
2.90%, 03/07/24 (Call 02/07/24)	698	697,239

Security	Par (000)	Value

Pharmaceuticals (continued)
2.90%, 12/10/61 (Call 06/10/61)	$730	$533,309
3.40%, 03/07/29 (Call 12/07/28)	1,128	1,105,530
3.60%, 09/15/42 (Call 03/15/42)	374	338,092
3.70%, 02/10/45 (Call 08/10/44)	855	780,102
3.90%, 03/07/39 (Call 09/07/38)	490	474,947
4.00%, 03/07/49 (Call 09/07/48)	711	683,541
4.15%, 05/18/43	613	600,899
6.50%, 12/01/33	383	473,005
Novartis Capital Corp.
1.75%, 02/14/25 (Call 01/14/25)(a)	172	165,830
2.00%, 02/14/27 (Call 12/14/26)	718	674,511
2.20%, 08/14/30 (Call 05/14/30)	930	827,170
2.75%, 08/14/50 (Call 02/14/50)(a)	701	551,911
3.00%, 11/20/25 (Call 08/20/25)	85	84,305
3.10%, 05/17/27 (Call 02/17/27)	410	401,263
3.40%, 05/06/24	1,070	1,078,228
3.70%, 09/21/42	293	273,893
4.00%, 11/20/45 (Call 05/20/45)	670	645,853
4.40%, 05/06/44	840	858,766
Pfizer Inc.
0.80%, 05/28/25 (Call 04/28/25)	441	410,862
1.70%, 05/28/30 (Call 02/28/30)	655	560,588
1.75%, 08/18/31 (Call 05/18/31)(a)	500	421,040
2.55%, 05/28/40 (Call 11/28/39)(a)	434	348,103
2.63%, 04/01/30 (Call 01/01/30)(a)	565	519,077
2.70%, 05/28/50 (Call 11/28/49)	763	596,506
2.75%, 06/03/26(a)	621	605,369
2.95%, 03/15/24 (Call 02/15/24)(a)	508	507,802
3.00%, 06/15/23	103	103,450
3.00%, 12/15/26	452	444,090
3.20%, 09/15/23 (Call 08/15/23)	115	115,943
3.40%, 05/15/24	608	613,557
3.45%, 03/15/29 (Call 12/15/28)	596	584,086
3.60%, 09/15/28 (Call 06/15/28)	385	385,293
3.90%, 03/15/39 (Call 09/15/38)	353	341,655
4.00%, 12/15/36	380	372,552
4.00%, 03/15/49 (Call 09/15/48)	499	482,199
4.10%, 09/15/38 (Call 03/15/38)	357	352,873
4.13%, 12/15/46	719	711,623
4.20%, 09/15/48 (Call 03/15/48)	515	513,805
4.30%, 06/15/43	414	412,249
4.40%, 05/15/44	574	579,700
7.20%, 03/15/39	1,232	1,659,073
Pharmacia LLC, 6.60%, 12/01/28	339	391,091
Sanofi
3.38%, 06/19/23 (Call 05/19/23)(a)	765	770,890
3.63%, 06/19/28 (Call 03/19/28)	548	554,039
Wyeth LLC
5.95%, 04/01/37	826	963,744
6.00%, 02/15/36	276	326,138
6.45%, 02/01/24	242	255,864
6.50%, 02/01/34(a)	397	484,471

		72,052,889

Pipelines — 0.1%
Columbia Pipeline Group Inc.
4.50%, 06/01/25 (Call 03/01/25)	451	459,925
5.80%, 06/01/45 (Call 12/01/44)(a)	215	232,589

		692,514

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Aaa - A Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate — 0.0%
Brookfield Asset Management Inc., 4.00%, 01/15/25 (Call 10/15/24)	$5	$5,041

Real Estate Investment Trusts — 1.5%
AvalonBay Communities Inc.
1.90%, 12/01/28 (Call 10/01/28)(a)	280	247,372
2.05%, 01/15/32 (Call 10/15/31)(a)	125	106,528
2.30%, 03/01/30 (Call 12/01/29)	305	268,220
2.45%, 01/15/31 (Call 10/15/30)	401	355,775
3.45%, 06/01/25 (Call 03/03/25)	485	480,693
Camden Property Trust
2.80%, 05/15/30 (Call 02/15/30)	547	496,326
3.15%, 07/01/29 (Call 04/01/29)	255	240,450
ERP Operating LP
1.85%, 08/01/31 (Call 05/01/31)	490	412,908
2.50%, 02/15/30 (Call 11/15/29)	455	407,480
2.85%, 11/01/26 (Call 08/01/26)	35	33,661
3.00%, 07/01/29 (Call 04/01/29)	441	412,745
3.50%, 03/01/28 (Call 12/01/27)(a)	371	359,729
4.50%, 07/01/44 (Call 01/01/44)	222	220,177
Prologis LP
1.25%, 10/15/30 (Call 07/15/30)	530	429,517
2.13%, 04/15/27 (Call 02/15/27)	240	222,463
2.13%, 10/15/50 (Call 04/15/50)	282	186,148
2.25%, 04/15/30 (Call 01/15/30)(a)	503	442,937
3.00%, 04/15/50 (Call 10/15/49)	365	292,442
Public Storage
0.88%, 02/15/26 (Call 01/15/26)	395	358,048
1.50%, 11/09/26 (Call 10/09/26)(a)	455	416,220
1.85%, 05/01/28 (Call 03/01/28)	198	176,594
1.95%, 11/09/28 (Call 09/09/28)	220	195,072
2.25%, 11/09/31 (Call 08/09/31)	160	138,051
2.30%, 05/01/31 (Call 02/01/31)	84	73,197
3.09%, 09/15/27 (Call 06/15/27)	437	423,226
3.39%, 05/01/29 (Call 02/01/29)	399	383,551
Realty Income Corp.
2.85%, 12/15/32 (Call 09/15/32)	110	97,826
3.00%, 01/15/27 (Call 10/15/26)	428	410,940
3.10%, 12/15/29 (Call 09/15/29)	321	298,161
3.25%, 06/15/29 (Call 03/15/29)	25	23,831
3.25%, 01/15/31 (Call 10/15/30)	328	306,162
3.65%, 01/15/28 (Call 10/15/27)(a)	705	690,103
3.88%, 04/15/25 (Call 02/15/25)	360	361,616
3.95%, 08/15/27 (Call 05/15/27)	25	24,859
4.13%, 10/15/26 (Call 07/15/26)	85	85,812
4.65%, 03/15/47 (Call 09/15/46)	436	444,271
Simon Property Group LP
1.38%, 01/15/27 (Call 10/15/26)(a)	527	470,927
1.75%, 02/01/28 (Call 11/01/27)	55	48,263
2.00%, 09/13/24 (Call 06/13/24)	419	407,004
2.20%, 02/01/31 (Call 11/01/30)	182	154,103
2.25%, 01/15/32 (Call 10/15/31)	550	455,857
2.45%, 09/13/29 (Call 06/13/29)	585	516,151
2.65%, 07/15/30 (Call 04/15/30)	282	248,132
2.65%, 02/01/32 (Call 11/01/31)	510	439,615
2.75%, 06/01/23 (Call 03/01/23)	687	686,299
3.25%, 11/30/26 (Call 08/30/26)	29	28,152
3.25%, 09/13/49 (Call 03/13/49)	650	512,077
3.30%, 01/15/26 (Call 10/15/25)	545	536,509
3.38%, 10/01/24 (Call 07/01/24)	687	685,873

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
3.38%, 06/15/27 (Call 03/15/27)	$565	$549,479
3.38%, 12/01/27 (Call 09/01/27)(a)	255	245,356
3.50%, 09/01/25 (Call 06/01/25)	720	714,708
3.75%, 02/01/24 (Call 11/01/23)	415	418,552
3.80%, 07/15/50 (Call 01/15/50)	243	211,549
4.25%, 11/30/46 (Call 05/30/46)	265	247,809
4.75%, 03/15/42 (Call 09/15/41)	86	84,879
6.75%, 02/01/40 (Call 11/01/39)	351	426,981

		18,611,386

Retail — 2.7%
Costco Wholesale Corp.
1.38%, 06/20/27 (Call 04/20/27)	325	293,290
1.60%, 04/20/30 (Call 01/20/30)(a)	997	847,779
1.75%, 04/20/32 (Call 01/20/32)	665	551,724
2.75%, 05/18/24 (Call 03/18/24)	694	692,612
3.00%, 05/18/27 (Call 02/18/27)(a)	563	553,406
Home Depot Inc. (The)
0.90%, 03/15/28 (Call 01/15/28)	130	111,112
1.38%, 03/15/31 (Call 12/15/30)	670	542,586
1.50%, 09/15/28 (Call 07/15/28)(a)	102	89,606
1.88%, 09/15/31 (Call 06/15/31)	12	10,058
2.13%, 09/15/26 (Call 06/15/26)	973	923,649
2.38%, 03/15/51 (Call 09/15/50)	500	346,565
2.50%, 04/15/27 (Call 02/15/27)	628	598,170
2.70%, 04/15/25 (Call 03/15/25)	70	69,129
2.70%, 04/15/30 (Call 01/15/30)	747	682,967
2.75%, 09/15/51 (Call 03/15/51)	402	301,026
2.80%, 09/14/27 (Call 06/14/27)(a)	635	610,400
2.88%, 04/15/27 (Call 03/15/27)	220	213,147
2.95%, 06/15/29 (Call 03/15/29)(a)	577	541,122
3.00%, 04/01/26 (Call 01/01/26)	442	435,432
3.13%, 12/15/49 (Call 06/15/49)	562	452,697
3.25%, 04/15/32 (Call 01/15/32)	1,000	935,830
3.30%, 04/15/40 (Call 10/15/39)	632	551,148
3.35%, 09/15/25 (Call 06/15/25)	566	566,900
3.35%, 04/15/50 (Call 10/15/49)(a)	873	733,756
3.50%, 09/15/56 (Call 03/15/56)	458	383,928
3.63%, 04/15/52 (Call 10/15/51)	520	455,905
3.75%, 02/15/24 (Call 11/15/23)	513	520,218
3.90%, 12/06/28 (Call 09/06/28)	638	639,627
3.90%, 06/15/47 (Call 12/15/46)	555	511,050
4.20%, 04/01/43 (Call 10/01/42)(a)	521	501,864
4.25%, 04/01/46 (Call 10/01/45)	667	647,604
4.40%, 03/15/45 (Call 09/15/44)	542	534,688
4.50%, 12/06/48 (Call 06/06/48)	657	661,284
4.88%, 02/15/44 (Call 08/15/43)	572	601,607
5.40%, 09/15/40 (Call 03/15/40)	290	320,778
5.88%, 12/16/36	1,449	1,708,516
5.95%, 04/01/41 (Call 10/01/40)	480	564,077
Target Corp.
1.95%, 01/15/27 (Call 12/15/26)	245	229,798
2.25%, 04/15/25 (Call 03/15/25)	361	350,856
2.35%, 02/15/30 (Call 11/15/29)	245	221,071
2.50%, 04/15/26	887	860,381
2.95%, 01/15/52 (Call 07/15/51)	465	369,759
3.38%, 04/15/29 (Call 01/15/29)(a)	502	491,533
3.50%, 07/01/24	688	695,368
3.63%, 04/15/46	336	308,371
3.90%, 11/15/47 (Call 05/15/47)	336	319,912
4.00%, 07/01/42	590	570,860

30	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Aaa - A Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
7.00%, 01/15/38	$200	$260,430
TJX Companies Inc. (The)
1.15%, 05/15/28 (Call 03/15/28)	122	104,545
1.60%, 05/15/31 (Call 02/15/31)	325	267,218
2.25%, 09/15/26 (Call 06/15/26)(a)	660	625,198
2.50%, 05/15/23 (Call 02/15/23)	558	557,816
Walmart Inc.
2.65%, 12/15/24 (Call 10/15/24)	45	44,664
2.85%, 07/08/24 (Call 06/08/24)	155	154,833
2.95%, 09/24/49 (Call 03/24/49)	310	258,528
3.05%, 07/08/26 (Call 05/08/26)	5	4,971
3.25%, 07/08/29 (Call 04/08/29)(a)	595	582,529
3.30%, 04/22/24 (Call 01/22/24)	1,221	1,231,635
3.55%, 06/26/25 (Call 04/26/25)	345	349,164
3.70%, 06/26/28 (Call 03/26/28)(a)	1,165	1,168,914
3.95%, 06/28/38 (Call 12/28/37)	85	84,707
4.05%, 06/29/48 (Call 12/29/47)	1,366	1,375,207
5.25%, 09/01/35	335	380,222
5.63%, 04/01/40	270	320,476
5.63%, 04/15/41(a)	140	166,111
6.20%, 04/15/38	60	74,960
6.50%, 08/15/37(a)	350	450,880

		32,586,174

Semiconductors — 3.2%
Analog Devices Inc.
2.10%, 10/01/31 (Call 07/01/31)(a)	25	21,512
2.80%, 10/01/41 (Call 04/01/41)	625	503,238
2.95%, 10/01/51 (Call 04/01/51)	650	510,243
3.50%, 12/05/26 (Call 09/05/26)(a)	625	623,781
Applied Materials Inc.
1.75%, 06/01/30 (Call 03/01/30)	395	338,282
2.75%, 06/01/50 (Call 12/01/49)	367	283,959
3.30%, 04/01/27 (Call 01/01/27)	510	503,105
3.90%, 10/01/25 (Call 07/01/25)	167	169,552
4.35%, 04/01/47 (Call 10/01/46)	449	451,465
5.10%, 10/01/35 (Call 04/01/35)	327	354,442
5.85%, 06/15/41	330	389,888
Intel Corp.
1.60%, 08/12/28 (Call 06/12/28)	55	48,404
2.00%, 08/12/31 (Call 05/12/31)	230	195,535
2.45%, 11/15/29 (Call 08/15/29)	993	897,742
2.60%, 05/19/26 (Call 02/19/26)	683	662,653
2.80%, 08/12/41 (Call 02/12/41)	160	125,974
2.88%, 05/11/24 (Call 03/11/24)	629	628,717
3.05%, 08/12/51 (Call 02/12/51)(a)	585	454,095
3.10%, 02/15/60 (Call 08/15/59)	154	114,233
3.15%, 05/11/27 (Call 02/11/27)(a)	675	663,437
3.20%, 08/12/61 (Call 02/12/61)(a)	270	203,820
3.25%, 11/15/49 (Call 05/15/49)	1,057	856,381
3.40%, 03/25/25 (Call 02/25/25)	1,525	1,527,745
3.70%, 07/29/25 (Call 04/29/25)	1,170	1,180,670
3.73%, 12/08/47 (Call 06/08/47)	1,089	960,041
3.75%, 03/25/27 (Call 01/25/27)(a)	450	452,565
3.90%, 03/25/30 (Call 12/25/29)	753	749,483
4.00%, 12/15/32(a)	419	416,675
4.10%, 05/19/46 (Call 11/19/45)	760	718,238
4.10%, 05/11/47 (Call 11/11/46)	545	510,142
4.25%, 12/15/42	330	320,110
4.60%, 03/25/40 (Call 09/25/39)(a)	486	495,307
4.75%, 03/25/50 (Call 09/25/49)	955	990,660

Security	Par (000)	Value

Semiconductors (continued)
4.80%, 10/01/41(a)	$390	$403,681
4.90%, 07/29/45 (Call 01/29/45)	267	279,255
4.95%, 03/25/60 (Call 09/25/59)(a)	582	616,163
KLA Corp.
3.30%, 03/01/50 (Call 08/28/49)	340	281,163
4.65%, 11/01/24 (Call 08/01/24)	730	747,732
Lam Research Corp.
1.90%, 06/15/30 (Call 03/15/30)	570	487,259
2.88%, 06/15/50 (Call 12/15/49)	11	8,512
3.13%, 06/15/60 (Call 12/15/59)	397	308,386
3.75%, 03/15/26 (Call 01/15/26)	670	672,559
3.80%, 03/15/25 (Call 12/15/24)	185	186,667
4.00%, 03/15/29 (Call 12/15/28)	615	612,620
4.88%, 03/15/49 (Call 09/15/48)	387	414,311
NVIDIA Corp.
0.58%, 06/14/24 (Call 06/14/22)	100	95,083
1.55%, 06/15/28 (Call 04/15/28)	50	43,999
2.00%, 06/15/31 (Call 03/15/31)(a)	80	68,606
2.85%, 04/01/30 (Call 01/01/30)(a)	1,081	1,004,833
3.20%, 09/16/26 (Call 06/16/26)	579	576,423
3.50%, 04/01/40 (Call 10/01/39)	687	622,010
3.50%, 04/01/50 (Call 10/01/49)(a)	1,097	967,894
3.70%, 04/01/60 (Call 10/01/59)	205	179,063
QUALCOMM Inc.
1.30%, 05/20/28 (Call 02/20/28)	1,137	986,529
1.65%, 05/20/32 (Call 02/20/32)	805	651,929
2.15%, 05/20/30 (Call 02/20/30)	526	461,733
2.90%, 05/20/24 (Call 03/20/24)	141	140,615
3.25%, 05/20/27 (Call 02/20/27)	600	587,664
3.25%, 05/20/50 (Call 11/20/49)(a)	408	346,323
3.45%, 05/20/25 (Call 02/20/25)	222	222,366
4.30%, 05/20/47 (Call 11/20/46)(a)	664	656,072
4.65%, 05/20/35 (Call 11/20/34)	301	312,793
4.80%, 05/20/45 (Call 11/20/44)	807	841,015
Texas Instruments Inc.
1.13%, 09/15/26 (Call 08/15/26)	250	228,273
1.38%, 03/12/25 (Call 02/12/25)	835	793,409
1.75%, 05/04/30 (Call 02/04/30)	424	364,640
1.90%, 09/15/31 (Call 06/15/31)	180	153,810
2.25%, 05/01/23 (Call 02/01/23)	400	399,164
2.25%, 09/04/29 (Call 06/04/29)	640	579,603
2.70%, 09/15/51 (Call 03/15/51)(a)	130	102,409
2.90%, 11/03/27 (Call 08/03/27)	251	244,183
3.88%, 03/15/39 (Call 09/15/38)	302	293,514
4.15%, 05/15/48 (Call 11/15/47)	826	817,484
TSMC Arizona Corp.
1.75%, 10/25/26 (Call 09/25/26)(a)	620	569,104
2.50%, 10/25/31 (Call 07/25/31)(a)	315	273,578
3.13%, 10/25/41 (Call 04/25/41)(a)	530	447,214
3.25%, 10/25/51 (Call 04/25/51)(a)	440	366,555
4.25%, 04/22/32	300	298,419
4.50%, 04/22/52 (Call 10/22/51)	300	299,886
Xilinx Inc.
2.38%, 06/01/30 (Call 03/01/30)	703	620,116
2.95%, 06/01/24 (Call 04/01/24)	504	500,618

		38,457,331

Software — 2.2%
Adobe Inc.
1.90%, 02/01/25 (Call 01/01/25)	543	524,940
2.15%, 02/01/27 (Call 12/01/26)	809	762,507

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Aaa - A Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
2.30%, 02/01/30 (Call 11/01/29)	$550	$492,646
3.25%, 02/01/25 (Call 11/01/24)	700	701,967
Intuit Inc.
0.65%, 07/15/23	149	145,393
0.95%, 07/15/25 (Call 06/15/25)	33	30,593
1.35%, 07/15/27 (Call 05/15/27)	445	395,943
1.65%, 07/15/30 (Call 04/15/30)	542	452,586
Microsoft Corp.
2.00%, 08/08/23 (Call 06/08/23)	864	861,132
2.38%, 05/01/23 (Call 02/01/23)	720	720,504
2.40%, 08/08/26 (Call 05/08/26)	561	542,728
2.53%, 06/01/50 (Call 12/01/49)	3,007	2,268,782
2.68%, 06/01/60 (Call 12/01/59)	1,788	1,312,392
2.70%, 02/12/25 (Call 11/12/24)	788	781,270
2.88%, 02/06/24 (Call 12/06/23)	1,192	1,194,908
2.92%, 03/17/52 (Call 09/17/51)	4,634	3,773,374
3.04%, 03/17/62 (Call 09/17/61)	1,329	1,061,499
3.13%, 11/03/25 (Call 08/03/25)	752	754,045
3.30%, 02/06/27 (Call 11/06/26)	1,445	1,452,528
3.45%, 08/08/36 (Call 02/08/36)	750	717,053
3.50%, 02/12/35 (Call 08/12/34)	1,053	1,018,493
3.63%, 12/15/23 (Call 09/15/23)(a)	1,164	1,179,924
3.70%, 08/08/46 (Call 02/08/46)	211	199,878
4.10%, 02/06/37 (Call 08/06/36)	200	205,490
4.20%, 11/03/35 (Call 05/03/35)(a)	310	321,904
4.25%, 02/06/47 (Call 08/06/46)(a)	210	217,459
4.45%, 11/03/45 (Call 05/03/45)	200	210,340
4.50%, 02/06/57 (Call 08/06/56)	200	214,668
5.30%, 02/08/41	60	69,446
salesforce.com Inc.
0.63%, 07/15/24 (Call 07/15/22)	485	459,756
1.50%, 07/15/28 (Call 05/15/28)(a)	1,015	896,529
1.95%, 07/15/31 (Call 04/15/31)(a)	660	566,933
2.70%, 07/15/41 (Call 01/15/41)(a)	415	329,323
2.90%, 07/15/51 (Call 01/15/51)(a)	1,105	860,762
3.05%, 07/15/61 (Call 01/15/61)(a)	460	350,759
3.70%, 04/11/28 (Call 01/11/28)(a)	938	935,571

		26,984,025

Telecommunications — 0.7%
America Movil SAB de CV
2.88%, 05/07/30 (Call 02/07/30)	550	494,104
3.63%, 04/22/29 (Call 01/22/29)	490	468,587
4.38%, 07/16/42	469	443,247
4.38%, 04/22/49 (Call 10/22/48)(a)	580	556,098
6.13%, 03/30/40	942	1,076,179
6.38%, 03/01/35	202	234,829
Cisco Systems Inc.
2.20%, 09/20/23 (Call 07/20/23)(a)	774	769,147
2.50%, 09/20/26 (Call 06/20/26)	673	650,603
2.95%, 02/28/26	682	674,027
3.50%, 06/15/25	543	547,447
3.63%, 03/04/24	826	837,324
5.50%, 01/15/40	1,011	1,160,921
5.90%, 02/15/39	573	682,879

		8,595,392

Transportation — 2.4%
Burlington Northern Santa Fe LLC
2.88%, 06/15/52 (Call 12/15/51)(a)	90	69,097
3.00%, 04/01/25 (Call 01/01/25)	50	49,517

Security	Par (000)	Value

Transportation (continued)
3.05%, 02/15/51 (Call 08/15/50)	$400	$319,308
3.25%, 06/15/27 (Call 03/15/27)	424	417,716
3.30%, 09/15/51 (Call 03/15/51)	406	337,516
3.40%, 09/01/24 (Call 06/01/24)	382	383,524
3.55%, 02/15/50 (Call 08/15/49)	111	97,007
3.75%, 04/01/24 (Call 01/01/24)	360	364,597
3.85%, 09/01/23 (Call 06/01/23)	524	529,754
3.90%, 08/01/46 (Call 02/01/46)	508	469,646
4.05%, 06/15/48 (Call 12/15/47)	313	296,558
4.13%, 06/15/47 (Call 12/15/46)	330	315,011
4.15%, 04/01/45 (Call 10/01/44)	497	471,002
4.15%, 12/15/48 (Call 06/15/48)	400	383,412
4.38%, 09/01/42 (Call 03/01/42)	147	143,266
4.40%, 03/15/42 (Call 09/15/41)	242	239,026
4.45%, 03/15/43 (Call 09/15/42)	412	404,881
4.55%, 09/01/44 (Call 03/01/44)	390	389,345
4.70%, 09/01/45 (Call 03/01/45)	388	394,212
4.90%, 04/01/44 (Call 10/01/43)(a)	544	565,950
5.05%, 03/01/41 (Call 09/01/40)	312	330,698
5.15%, 09/01/43 (Call 03/01/43)	374	401,396
5.40%, 06/01/41 (Call 12/01/40)	290	319,783
5.75%, 05/01/40 (Call 11/01/39)	356	404,526
6.15%, 05/01/37	345	408,207
Canadian National Railway Co.
2.45%, 05/01/50 (Call 11/01/49)(a)	220	157,232
2.75%, 03/01/26 (Call 12/01/25)	426	413,118
3.20%, 08/02/46 (Call 02/02/46)(a)	441	368,231
3.65%, 02/03/48 (Call 08/03/47)	376	335,061
4.45%, 01/20/49 (Call 07/20/48)	401	404,232
FedEx Corp., Series 2020-1, Class AA, 1.88%, 08/20/35	409	359,482
Union Pacific Corp.
2.15%, 02/05/27 (Call 12/05/26)(a)	10	9,357
2.38%, 05/20/31 (Call 02/20/31)	530	465,048
2.40%, 02/05/30 (Call 11/05/29)	175	156,653
2.75%, 03/01/26 (Call 12/01/25)	5	4,842
2.80%, 02/14/32 (Call 11/14/31)	105	94,334
2.89%, 04/06/36 (Call 01/06/36)(a)	220	187,337
2.95%, 03/10/52 (Call 09/10/51)	595	456,306
2.97%, 09/16/62 (Call 03/16/62)	700	505,680
3.00%, 04/15/27 (Call 01/15/27)	20	19,348
3.15%, 03/01/24 (Call 02/01/24)	275	274,852
3.20%, 05/20/41 (Call 11/20/40)	640	542,406
3.25%, 08/15/25 (Call 05/15/25)	10	9,945
3.25%, 02/05/50 (Call 08/05/49)	735	597,805
3.38%, 02/14/42 (Call 08/14/41)	190	164,297
3.50%, 06/08/23 (Call 05/08/23)	17	17,131
3.50%, 02/14/53 (Call 08/14/52)	485	411,338
3.55%, 08/15/39 (Call 02/15/39)(a)	140	125,905
3.55%, 05/20/61 (Call 11/20/60)	855	705,298
3.60%, 09/15/37 (Call 03/15/37)	280	257,746
3.70%, 03/01/29 (Call 12/01/28)	565	556,226
3.75%, 07/15/25 (Call 05/15/25)	185	186,852
3.75%, 02/05/70 (Call 08/05/69)	30	25,106
3.80%, 10/01/51 (Call 04/01/51)	500	447,350
3.80%, 04/06/71 (Call 10/06/70)(a)	350	295,309
3.84%, 03/20/60 (Call 09/20/59)	815	712,962
3.85%, 02/14/72 (Call 08/14/71)	185	157,868
3.95%, 09/10/28 (Call 06/10/28)(a)	325	325,592
3.95%, 08/15/59 (Call 02/15/59)	265	235,039
4.00%, 04/15/47 (Call 10/15/46)	300	277,824

32	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Aaa - A Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
4.05%, 03/01/46 (Call 09/01/45)	$465	$433,533
4.10%, 09/15/67 (Call 03/15/67)	300	267,900
4.30%, 03/01/49 (Call 09/01/48)	200	195,210
United Parcel Service Inc.
2.40%, 11/15/26 (Call 08/15/26)(a)	469	447,337
2.80%, 11/15/24 (Call 09/15/24)	78	77,463
3.05%, 11/15/27 (Call 08/15/27)	683	664,142
3.40%, 03/15/29 (Call 12/15/28)(a)	488	476,088
3.40%, 11/15/46 (Call 05/15/46)(a)	390	336,944
3.40%, 09/01/49 (Call 03/01/49)(a)	468	408,737
3.75%, 11/15/47 (Call 05/15/47)	578	528,962
3.90%, 04/01/25 (Call 03/01/25)	777	786,775
4.25%, 03/15/49 (Call 09/15/48)	78	77,123
4.45%, 04/01/30 (Call 01/01/30)(a)	301	312,727
4.88%, 11/15/40 (Call 05/15/40)(a)	266	282,537
5.20%, 04/01/40 (Call 10/01/39)	318	349,453
5.30%, 04/01/50 (Call 10/01/49)	464	526,065
6.20%, 01/15/38	716	861,513
Walmart Inc.
1.05%, 09/17/26 (Call 08/17/26)	370	336,737
1.50%, 09/22/28 (Call 07/22/28)	640	566,086
1.80%, 09/22/31 (Call 06/22/31)	1,090	930,348
2.50%, 09/22/41 (Call 03/22/41)	575	461,098
2.65%, 09/22/51 (Call 03/22/51)(a)	750	586,207

		28,681,052

Total Corporate Bonds & Notes — 98.6% (Cost: $1,338,504,629)		1,186,546,758

Security	Shares (000)	Value

Short-Term Investments

Money Market Funds — 7.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.38%(d)(e)(f)	89,036	$89,035,565
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.34%(d)(e)	4,037	4,037,000

		93,072,565

Total Short-Term Investments — 7.7% (Cost: $93,068,476)		93,072,565

Total Investments in Securities — 106.3% (Cost: $1,431,573,105)		1,279,619,323

Other Assets, Less Liabilities — (6.3)%		(75,732,290)

Net Assets — 100.0%		$1,203,887,033

(a)	All or a portion of this security is on loan.
(b)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/22	Shares Held at 04/30/22 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$80,001,921	$9,074,674	(a)	$—		$(30,789)	$(10,241)	$89,035,565	89,036	$86,350	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	10,637,000	—		(6,600,000	)(a)	—	—	4,037,000	4,037	3,556		—

						$(30,789)	$(10,241)	$93,072,565		$89,906		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Aaa - A Rated Corporate Bond ETF

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Corporate Bonds & Notes	$—	$1,186,546,758	$—	$1,186,546,758
Money Market Funds	93,072,565	—	—	93,072,565

	$93,072,565	$1,186,546,758	$—	$1,279,619,323

See notes to financial statements.

34	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) April 30, 2022	iShares® BB Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.3%
Lamar Media Corp.
3.63%, 01/15/31 (Call 01/15/26)	$150	$130,500
3.75%, 02/15/28 (Call 02/15/23)	150	137,250
4.00%, 02/15/30 (Call 02/15/25)	135	120,967
4.88%, 01/15/29 (Call 01/15/24)	100	95,375

		484,092

Aerospace & Defense — 1.2%
Hexcel Corp.
4.20%, 02/15/27 (Call 11/15/26)	100	98,036
4.95%, 08/15/25 (Call 05/15/25)	75	75,896
Howmet Aerospace Inc.
3.00%, 01/15/29 (Call 11/15/28)	165	143,987
5.13%, 10/01/24 (Call 07/01/24)	255	259,463
5.90%, 02/01/27	120	123,151
5.95%, 02/01/37(a)	225	227,376
6.75%, 01/15/28	75	79,500
6.88%, 05/01/25 (Call 04/01/25)	125	132,185
Moog Inc., 4.25%, 12/15/27 (Call 12/15/22)(a)(b)	125	116,406
Rolls-Royce PLC
3.63%, 10/14/25 (Call 07/14/25)(a)(b)	300	282,000
5.75%, 10/15/27 (Call 07/15/27)(b)	215	207,224
Spirit AeroSystems Inc.
3.85%, 06/15/26 (Call 03/15/26)	125	115,625
5.50%, 01/15/25 (Call 10/15/22)(b)	75	74,250

		1,935,099

Agriculture — 0.3%
Darling Ingredients Inc., 5.25%, 04/15/27 (Call 04/15/23)(b)	125	125,000
Turning Point Brands Inc., 5.63%, 02/15/26 (Call 02/15/23)(b)	125	118,950
Vector Group Ltd., 5.75%, 02/01/29 (Call 02/01/24)(b)	210	184,275

		428,225

Airlines — 2.2%
Air Canada, 3.88%, 08/15/26 (Call 02/15/26)(b)	315	291,273
American Airlines Inc./AAdvantage Loyalty IP Ltd.
5.50%, 04/20/26(b)	865	857,431
5.75%, 04/20/29(b)	745	717,863
Delta Air Lines Inc.
2.90%, 10/28/24 (Call 09/28/24)	200	190,736
3.75%, 10/28/29 (Call 07/28/29)(a)	195	172,088
3.80%, 04/19/23 (Call 03/19/23)	40	39,948
4.38%, 04/19/28 (Call 01/19/28)(a)	60	56,144
7.38%, 01/15/26 (Call 12/15/25)	290	308,850
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., 8.00%, 09/20/25 (Call 09/20/23)(b)	128	135,380
United Airlines Inc.
4.38%, 04/15/26 (Call 10/15/25)(b)	505	487,578
4.63%, 04/15/29 (Call 10/15/25)(b)	490	449,575

		3,706,866

Apparel — 0.6%
Hanesbrands Inc.
4.63%, 05/15/24 (Call 02/15/24)(b)	175	174,781
4.88%, 05/15/26 (Call 02/15/26)(a)(b)	250	244,375
Kontoor Brands Inc., 4.13%, 11/15/29 (Call 11/15/24)(b)	75	65,063
Levi Strauss & Co., 3.50%, 03/01/31 (Call 03/01/26)(a)(b)	130	112,450
Michael Kors USA Inc., 4.50%, 11/01/24 (Call 09/01/24)(b)	50	48,911
Under Armour Inc., 3.25%, 06/15/26 (Call 03/15/26)(a)	125	115,029
William Carter Co. (The), 5.63%, 03/15/27 (Call 03/15/23)(b)	125	124,556

Security	Par (000)	Value

Apparel (continued)
Wolverine World Wide Inc., 4.00%, 08/15/29
(Call 08/15/24)(a)(b)	$120	$101,981

		987,146

Auto Manufacturers — 2.2%
Allison Transmission Inc.
3.75%, 01/30/31 (Call 01/30/26)(b)	235	203,275
4.75%, 10/01/27 (Call 10/01/22)(a)(b)	150	144,539
5.88%, 06/01/29 (Call 06/01/24)(a)(b)	125	123,404
Ford Holdings LLC, 9.30%, 03/01/30	200	238,000
Ford Motor Co.
3.25%, 02/12/32 (Call 11/12/31)	195	158,476
4.35%, 12/08/26 (Call 09/08/26)(a)	135	129,600
4.75%, 01/15/43	300	241,500
5.29%, 12/08/46 (Call 06/08/46)(a)	110	94,600
7.45%, 07/16/31	110	119,625
9.00%, 04/22/25 (Call 03/22/25)	100	111,434
Ford Motor Credit Co. LLC
2.30%, 02/10/25 (Call 01/10/25)	250	232,175
2.70%, 08/10/26 (Call 07/10/26)	200	178,296
2.90%, 02/16/28 (Call 12/16/27)	75	64,313
2.90%, 02/10/29 (Call 12/10/28)	200	166,500
3.37%, 11/17/23	250	245,625
3.38%, 11/13/25 (Call 10/13/25)	75	72,014
3.63%, 06/17/31 (Call 03/17/31)	25	20,781
3.66%, 09/08/24	250	241,875
3.81%, 01/09/24 (Call 11/09/23)	250	245,625
4.00%, 11/13/30 (Call 08/13/30)	200	173,000
4.13%, 08/17/27 (Call 06/17/27)	250	231,762
4.39%, 01/08/26	25	24,125
4.95%, 05/28/27 (Call 04/28/27)	50	48,696
5.13%, 06/16/25 (Call 05/16/25)	200	199,500

		3,708,740

Auto Parts & Equipment — 0.8%
Dana Financing Luxembourg Sarl, 5.75%, 04/15/25 (Call 04/15/23)(b)	50	49,364
Dana Inc.
4.25%, 09/01/30 (Call 05/01/26)	75	64,290
4.50%, 02/15/32 (Call 02/15/27)	75	61,875
5.38%, 11/15/27 (Call 11/15/22)	180	170,100
5.63%, 06/15/28 (Call 06/15/23)(a)	75	71,531
IHO Verwaltungs GmbH
4.75%, 09/15/26 (Call 09/15/22), (5.50% PIK)(b)(c)	175	164,500
6.00%, 05/15/27 (Call 05/15/22), (6.75% PIK)(b)(c)	100	92,684
6.38%, 05/15/29 (Call 05/15/24), (7.13% PIK)(b)(c)	100	95,000
Meritor Inc.
4.50%, 12/15/28 (Call 12/15/23)(b)	65	64,919
6.25%, 06/01/25 (Call 06/01/22)(b)	60	62,130
Tenneco Inc.
5.13%, 04/15/29 (Call 04/15/24)(b)	180	175,477
7.88%, 01/15/29 (Call 01/15/24)(b)	115	116,183
ZF North America Capital Inc., 4.75%, 04/29/25(b)	225	219,931

		1,407,984

Banks — 2.8%
Commerzbank AG, 8.13%, 09/19/23(b)	225	234,180
Deutsche Bank AG
4.30%, 05/24/28 (Call 05/24/23),
(5 year USD Swap + 2.248%)(d)	280	274,667
4.50%, 04/01/25	375	368,356

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® BB Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Deutsche Bank AG/New York NY
3.73%, 01/14/32 (Call 01/14/31)(d)	$400	$330,275
3.74%, 01/07/33 (Call 10/07/31)(d)	275	224,649
4.88%, 12/01/32 (Call 12/01/27)(d)	225	206,231
5.88%, 07/08/31 (Call 04/08/30)(d)	150	145,651
Dresdner Funding Trust I, 8.15%, 06/30/31 (Call 06/30/29)(b)	300	363,000
Intesa Sanpaolo SpA
4.20%, 06/01/32 (Call 06/01/31)(b)(d)	300	248,490
4.95%, 06/01/42 (Call 06/01/41)(b)(d)	125	97,777
5.02%, 06/26/24(b)	645	629,575
5.71%, 01/15/26(a)(b)	235	233,852
Popular Inc., 6.13%, 09/14/23 (Call 08/14/23)	75	76,798
Standard Chartered PLC, 7.01%, (Call 07/30/37)(b)(d)(e)	200	232,415
Synovus Financial Corp., 5.90%, 02/07/29 (Call 02/07/24)(d)	95	96,432
UniCredit SpA
5.46%, 06/30/35 (Call 06/30/30)(b)(d)	335	302,267
5.86%, 06/19/32 (Call 06/19/27)(b)(d)	275	261,944
7.30%, 04/02/34 (Call 04/02/29)(b)(d)	350	353,569

		4,680,128

Biotechnology — 0.1%
Emergent BioSolutions Inc., 3.88%, 08/15/28
(Call 08/15/23)(b)	175	148,531

Building Materials — 1.3%
Boise Cascade Co., 4.88%, 07/01/30 (Call 07/01/25)(b)	110	103,449
Builders FirstSource Inc.
4.25%, 02/01/32 (Call 08/01/26)(a)(b)	330	281,737
5.00%, 03/01/30 (Call 03/01/25)(b)	175	161,875
6.75%, 06/01/27 (Call 06/01/22)(b)	113	116,531
Jeld-Wen Inc., 6.25%, 05/15/25 (Call 05/15/22)(b)	50	51,063
Louisiana-Pacific Corp., 3.63%, 03/15/29 (Call 03/15/24)(b)	60	51,600
Masonite International Corp.
3.50%, 02/15/30 (Call 08/15/29)(b)	100	84,250
5.38%, 02/01/28 (Call 02/01/23)(a)(b)	135	129,249
Standard Industries Inc./NJ
3.38%, 01/15/31 (Call 07/15/25)(b)	275	219,632
4.38%, 07/15/30 (Call 07/15/25)(a)(b)	400	333,542
4.75%, 01/15/28 (Call 01/15/23)(a)(b)	275	253,000
5.00%, 02/15/27 (Call 02/15/23)(b)	200	189,500
Summit Materials LLC/Summit Materials Finance Corp.
5.25%, 01/15/29 (Call 07/15/23)(b)	175	164,063
6.50%, 03/15/27 (Call 03/15/23)(b)	125	124,525

		2,264,016

Chemicals — 1.7%
Ashland LLC
3.38%, 09/01/31 (Call 06/01/31)(b)	105	90,825
6.88%, 05/15/43 (Call 02/15/43)	85	94,350
Element Solutions Inc., 3.88%, 09/01/28 (Call 09/01/23)(a)(b)	215	192,156
GCP Applied Technologies Inc., 5.50%, 04/15/26 (Call 04/15/23)(b)	75	75,656
HB Fuller Co.
4.00%, 02/15/27 (Call 11/15/26)	75	70,500
4.25%, 10/15/28 (Call 10/15/23)	50	44,755
INEOS Quattro Finance 2 PLC., 3.38%, 01/15/26 (Call 01/15/23)(b)	125	114,125
Ingevity Corp., 3.88%, 11/01/28 (Call 11/01/23)(b)	115	102,925
Methanex Corp.
4.25%, 12/01/24 (Call 09/01/24)	100	98,419
5.13%, 10/15/27 (Call 04/15/27)	130	124,800
5.25%, 12/15/29 (Call 09/15/29)	125	118,750

Security	Par (000)	Value

Chemicals (continued)
5.65%, 12/01/44 (Call 06/01/44)	$125	$109,375
Minerals Technologies Inc., 5.00%, 07/01/28 (Call 07/01/23)(b)	75	70,030
NOVA Chemicals Corp.
4.25%, 05/15/29 (Call 05/15/24)(a)(b)	151	130,615
4.88%, 06/01/24 (Call 03/03/24)(a)(b)	260	256,425
5.00%, 05/01/25 (Call 01/31/25)(b)	130	128,700
5.25%, 06/01/27 (Call 03/03/27)(b)	260	246,350
Nufarm Australia Ltd./Nufarm Americas, Inc., 5.00%, 01/27/30 (Call 01/27/25)(b)	80	75,600
Olin Corp.
5.00%, 02/01/30 (Call 02/01/24)(a)	175	165,375
5.13%, 09/15/27 (Call 03/15/23)	75	74,302
5.63%, 08/01/29 (Call 08/01/24)	175	172,322
SPCM SA
3.13%, 03/15/27 (Call 03/15/24)(b)	75	66,188
3.38%, 03/15/30 (Call 03/15/25)(b)	75	63,563
Valvoline Inc.
3.63%, 06/15/31 (Call 06/15/26)(b)	115	93,437
4.25%, 02/15/30 (Call 02/15/25)(b)	150	130,125

		2,909,668

Coal — 0.2%
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp., 7.50%, 05/01/25 (Call 05/01/22)(a)(b)	40	40,100
SunCoke Energy Inc., 4.88%, 06/30/29 (Call 06/30/24)(b)	185	165,862
Warrior Met Coal Inc., 7.88%, 12/01/28 (Call 12/01/24)(b)	75	78,441

		284,403

Commercial Services — 3.4%
ADT Security Corp. (The)
4.13%, 06/15/23	85	84,490
4.13%, 08/01/29 (Call 08/01/28)(a)(b)	290	246,219
4.88%, 07/15/32(b)	175	148,094
Albion Financing 1 Sarl/Aggreko Holdings Inc., 6.13%, 10/15/26 (Call 10/15/23)(b)	150	139,500
AMN Healthcare Inc.
4.00%, 04/15/29 (Call 04/15/24)(b)	125	113,125
4.63%, 10/01/27 (Call 10/01/22)(b)	75	72,010
ASGN Inc., 4.63%, 05/15/28 (Call 05/15/23)(b)	110	102,190
Autopistas Metropolitanas de Puerto Rico LLC, 6.75%, 06/30/35(b)	43	39,900
Block Inc.
2.75%, 06/01/26 (Call 05/01/26)(b)	255	232,565
3.50%, 06/01/31 (Call 03/01/31)(b)	255	213,562
Brink’s Co. (The)
4.63%, 10/15/27 (Call 10/15/22)(a)(b)	150	142,125
5.50%, 07/15/25 (Call 06/18/22)(b)	100	100,286
CoreCivic Inc., 8.25%, 04/15/26 (Call 04/15/24)	175	179,763
Gartner Inc.
3.63%, 06/15/29 (Call 06/15/24)(b)	165	147,675
3.75%, 10/01/30 (Call 10/01/25)(b)	200	178,360
4.50%, 07/01/28 (Call 07/01/23)(a)(b)	185	177,307
Graham Holdings Co., 5.75%, 06/01/26 (Call 06/01/22)(b)	75	75,563
Grand Canyon University
4.13%, 10/01/24	125	121,685
5.13%, 10/01/28 (Call 08/01/28)	125	120,312
Korn Ferry, 4.63%, 12/15/27 (Call 12/15/22)(b)	70	66,325
Prime Security Services Borrower LLC/Prime Finance Inc.
3.38%, 08/31/27 (Call 08/31/26)(b)	275	234,710
5.25%, 04/15/24(b)	175	174,781

36	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® BB Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
5.75%, 04/15/26(b)	$360	$345,150
Ritchie Bros. Auctioneers Inc., 5.38%, 01/15/25 (Call 01/15/23)(b)	125	125,331
Service Corp. International/U.S.
3.38%, 08/15/30 (Call 08/15/25)	225	193,500
4.00%, 05/15/31 (Call 05/15/26)	195	175,500
4.63%, 12/15/27 (Call 12/15/22)(a)	125	121,250
5.13%, 06/01/29 (Call 06/01/24)(a)	175	172,625
TriNet Group Inc., 3.50%, 03/01/29 (Call 03/01/24)(b)	115	104,219
United Rentals North America Inc.
3.75%, 01/15/32 (Call 07/15/26)	185	160,950
3.88%, 02/15/31 (Call 08/15/25)(a)	270	238,086
4.00%, 07/15/30 (Call 07/15/25)(a)	190	170,050
4.88%, 01/15/28 (Call 01/15/23)(a)	435	423,281
5.25%, 01/15/30 (Call 01/15/25)	210	203,700
5.50%, 05/15/27 (Call 05/15/22)	100	101,750

		5,645,939

Computers — 0.9%
Booz Allen Hamilton Inc.
3.88%, 09/01/28 (Call 09/01/23)(a)(b)	125	115,145
4.00%, 07/01/29 (Call 07/01/24)(a)(b)	135	124,523
Crowdstrike Holdings Inc., 3.00%, 02/15/29 (Call 02/15/24)	175	155,750
KBR Inc., 4.75%, 09/30/28 (Call 09/21/23)(b)	65	61,263
Seagate HDD Cayman
3.13%, 07/15/29 (Call 01/15/24)	110	92,914
3.38%, 07/15/31 (Call 01/15/26)	145	117,881
4.09%, 06/01/29 (Call 03/01/29)	175	155,312
4.13%, 01/15/31 (Call 10/15/30)	125	109,687
4.75%, 06/01/23	50	50,250
4.75%, 01/01/25(a)	75	74,437
4.88%, 03/01/24 (Call 01/01/24)(a)	125	125,625
4.88%, 06/01/27 (Call 03/01/27)	175	170,618
5.75%, 12/01/34 (Call 06/01/34)	75	70,500
Unisys Corp., 6.88%, 11/01/27 (Call 11/01/23)(b)	125	125,429

		1,549,334

Cosmetics & Personal Care — 0.2%
Avon Products Inc., 6.50%, 03/15/23(a)	35	36,181
Edgewell Personal Care Co.
4.13%, 04/01/29 (Call 04/01/24)(a)(b)	110	97,625
5.50%, 06/01/28 (Call 06/01/23)(a)(b)	195	188,663

		322,469

Distribution & Wholesale — 0.5%
American Builders & Contractors Supply Co. Inc., 4.00%, 01/15/28 (Call 01/15/23)(b)	175	163,187
Avient Corp.
5.25%, 03/15/23	50	50,125
5.75%, 05/15/25 (Call 05/15/22)(b)	150	151,486
G-III Apparel Group Ltd., 7.88%, 08/15/25 (Call 08/15/22)(b)	75	78,000
Resideo Funding Inc., 4.00%, 09/01/29 (Call 09/01/24)(a)(b)	50	44,500
Ritchie Bros Holdings Inc., 4.75%, 12/15/31 (Call 12/15/26)(b)	185	185,000
Univar Solutions USA Inc., 5.13%, 12/01/27 (Call 12/01/22)(b)	125	119,823

		792,121

Diversified Financial Services — 5.0%
AerCap Holdings NV, 5.88%, 10/10/79 (Call 10/10/24)(a)(d)	210	196,875
Ally Financial Inc., 5.75%, 11/20/25 (Call 10/20/25)(a)	255	261,963
Brightsphere Investment Group Inc., 4.80%, 07/27/26	125	116,250
Coinbase Global Inc.
3.38%, 10/01/28 (Call 10/01/24)(b)	265	205,754
3.63%, 10/01/31 (Call 10/01/26)(b)	280	206,844

Security	Par (000)	Value

Diversified Financial Services (continued)
Credit Acceptance Corp.
5.13%, 12/31/24 (Call 12/31/22)(b)	$75	$74,101
6.63%, 03/15/26 (Call 03/15/23)	120	121,200
Enact Holdings Inc., 6.50%, 08/15/25 (Call 02/15/25)(b)	235	233,797
goeasy Ltd.
4.38%, 05/01/26 (Call 04/27/23)(b)	120	111,300
5.38%, 12/01/24 (Call 12/01/22)(b)	75	73,500
Jane Street Group/JSG Finance Inc., 4.50%, 11/15/29 (Call 11/15/24)(b)	150	138,903
Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.00%, 08/15/28 (Call 08/15/24)(b)	225	204,752
Jefferson Capital Holdings LLC, 6.00%, 08/15/26 (Call 08/15/23)(b)	110	102,357
LPL Holdings Inc.
4.00%, 03/15/29 (Call 03/15/24)(b)	225	204,750
4.38%, 05/15/31 (Call 05/15/26)(b)	110	100,430
4.63%, 11/15/27 (Call 11/15/22)(b)	100	94,875
Midcap Financial Issuer Trust
5.63%, 01/15/30 (Call 01/15/25)(b)	150	119,441
6.50%, 05/01/28 (Call 05/01/24)(b)	225	194,062
Navient Corp.
4.88%, 03/15/28 (Call 06/15/27)	130	114,075
5.00%, 03/15/27 (Call 09/15/26)(a)	175	159,300
5.50%, 03/15/29 (Call 06/15/28)(a)	200	175,866
5.63%, 08/01/33	125	98,750
5.88%, 10/25/24	125	124,063
6.13%, 03/25/24	267	268,502
6.75%, 06/25/25	125	124,688
6.75%, 06/15/26	125	122,818
7.25%, 09/25/23	55	56,375
OneMain Finance Corp.
3.50%, 01/15/27 (Call 01/15/24)	215	188,882
3.88%, 09/15/28 (Call 09/15/24)	165	139,837
4.00%, 09/15/30 (Call 09/15/25)(a)	205	167,827
5.38%, 11/15/29 (Call 05/15/29)	175	157,062
5.63%, 03/15/23	100	101,000
6.13%, 03/15/24 (Call 09/15/23)	300	301,149
6.63%, 01/15/28 (Call 07/15/27)	190	187,661
6.88%, 03/15/25	300	301,500
7.13%, 03/15/26	393	397,912
8.88%, 06/01/25 (Call 06/01/22)	125	131,187
PennyMac Financial Services Inc.
4.25%, 02/15/29 (Call 02/15/24)(b)	125	100,491
5.38%, 10/15/25 (Call 10/15/22)(b)	175	165,375
5.75%, 09/15/31 (Call 09/15/26)(b)	175	143,500
PRA Group Inc.
5.00%, 10/01/29 (Call 10/01/24)(a)(b)	150	138,784
7.38%, 09/01/25 (Call 09/01/22)(a)(b)	85	87,950
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc.
2.88%, 10/15/26 (Call 10/15/23)(b)	290	256,650
3.63%, 03/01/29 (Call 03/09/23)(a)(b)	175	149,625
3.88%, 03/01/31 (Call 03/01/26)(b)	285	240,492
4.00%, 10/15/33 (Call 10/15/27)(a)(b)	245	196,282
SLM Corp.
3.13%, 11/02/26 (Call 10/02/26)	150	137,061
4.20%, 10/29/25 (Call 09/29/25)	115	112,328
StoneX Group Inc., 8.63%, 06/15/25 (Call 06/15/22)(b)	135	141,180
United Wholesale Mortgage LLC
5.50%, 11/15/25 (Call 11/15/22)(b)	175	160,788
5.50%, 04/15/29 (Call 03/30/24)(a)(b)	235	194,972

S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® BB Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
5.75%, 06/15/27 (Call 06/15/24)(a)(b)	$115	$99,763

		8,404,849

Electric — 4.3%
Algonquin Power & Utilities Corp., 4.75%, 01/18/82 (Call 01/18/27)(d)	175	160,032
Calpine Corp.
3.75%, 03/01/31 (Call 03/01/26)(b)	235	197,987
4.50%, 02/15/28 (Call 02/15/23)(b)	315	291,602
5.25%, 06/01/26 (Call 06/01/22)(b)	102	100,725
Clearway Energy Operating LLC
3.75%, 02/15/31 (Call 02/15/26)(a)(b)	180	154,800
3.75%, 01/15/32 (Call 01/15/27)(b)	110	93,225
4.75%, 03/15/28 (Call 03/15/23)(b)	285	269,325
DPL Inc.
4.13%, 07/01/25 (Call 04/01/25)	75	72,000
4.35%, 04/15/29 (Call 01/15/29)(a)	180	164,700
Electricite de France SA, 5.63%, (Call 01/22/24)(b)(d)(e)	410	400,701
Emera Inc., Series 16-A, 6.75%, 06/15/76 (Call 06/15/26)(d)	300	304,125
FirstEnergy Corp.
2.05%, 03/01/25 (Call 02/01/25)	50	47,125
2.65%, 03/01/30 (Call 12/01/29)	125	106,004
Series A, 1.60%, 01/15/26 (Call 12/15/25)	50	45,678
Series B, 2.25%, 09/01/30 (Call 06/01/30)	175	146,125
Series B, 4.15%, 07/15/27 (Call 04/15/27)	335	325,014
Series C, 3.40%, 03/01/50 (Call 09/01/49)	260	193,700
Series C, 5.35%, 07/15/47 (Call 01/15/47)	250	233,675
Series C, 7.38%, 11/15/31(a)	325	372,713
Leeward Renewable Energy Operations LLC, 4.25%, 07/01/29 (Call 07/01/24)(b)	160	143,200
NextEra Energy Operating Partners LP
3.88%, 10/15/26 (Call 07/15/26)(b)	125	117,969
4.25%, 07/15/24 (Call 04/15/24)(b)	175	173,721
4.50%, 09/15/27 (Call 06/15/27)(b)	140	132,612
NRG Energy Inc.
3.38%, 02/15/29 (Call 02/15/24)(b)	115	97,463
3.63%, 02/15/31 (Call 02/15/26)(b)	310	258,075
3.88%, 02/15/32 (Call 02/15/27)(b)	205	171,123
5.25%, 06/15/29 (Call 06/15/24)(a)(b)	185	174,246
5.75%, 01/15/28 (Call 01/15/23)	250	244,375
6.63%, 01/15/27 (Call 07/15/22)	57	57,713
Pattern Energy Operations LP/Pattern Energy Operations Inc., 4.50%, 08/15/28 (Call 08/15/23)(b)	175	163,625
PG&E Corp.
5.00%, 07/01/28 (Call 07/01/23)	250	230,047
5.25%, 07/01/30 (Call 06/15/25)(a)	250	227,197
Terraform Global Operating LLC, 6.13%, 03/01/26 (Call 03/01/23)(b)	100	98,250
TransAlta Corp., 6.50%, 03/15/40	90	90,110
Vistra Operations Co. LLC
4.38%, 05/01/29 (Call 05/01/24)(b)	315	285,856
5.00%, 07/31/27 (Call 07/31/22)(b)	330	314,325
5.50%, 09/01/26 (Call 09/01/22)(b)	175	174,387
5.63%, 02/15/27 (Call 02/15/23)(b)	390	384,150

		7,217,700

Electrical Components & Equipment — 0.5%
EnerSys
4.38%, 12/15/27 (Call 09/15/27)(b)	76	70,490
5.00%, 04/30/23 (Call 01/30/23)(b)	25	25,063

Security	Par (000)	Value

Electrical Components & Equipment (continued)
WESCO Distribution Inc.
7.13%, 06/15/25 (Call 06/15/22)(b)	$375	$389,531
7.25%, 06/15/28 (Call 06/15/23)(a)(b)	325	335,562

		820,646

Electronics — 1.0%
Atkore Inc., 4.25%, 06/01/31 (Call 06/01/26)(b)	120	106,200
Imola Merger Corp., 4.75%, 05/15/29 (Call 05/15/24)(b)	510	474,300
Sensata Technologies BV
4.00%, 04/15/29 (Call 03/18/24)(a)(b)	250	222,866
4.88%, 10/15/23(b)	175	175,446
5.00%, 10/01/25(b)	160	158,800
5.63%, 11/01/24(b)	75	75,844
Sensata Technologies Inc.
3.75%, 02/15/31 (Call 02/15/26)(a)(b)	125	105,692
4.38%, 02/15/30 (Call 11/15/29)(b)	175	159,196
TTM Technologies Inc., 4.00%, 03/01/29 (Call 03/01/24)(b)	170	148,750

		1,627,094

Energy - Alternate Sources — 0.3%
TerraForm Power Operating LLC
4.75%, 01/15/30 (Call 01/15/25)(b)	225	202,500
5.00%, 01/31/28 (Call 07/31/27)(b)	130	121,408
Topaz Solar Farms LLC, 5.75%, 09/30/39(b)	194	196,622

		520,530

Engineering & Construction — 0.7%
AECOM, 5.13%, 03/15/27 (Call 12/15/26)	250	247,187
Arcosa Inc., 4.38%, 04/15/29 (Call 04/15/24)(b)	120	109,487
Cellnex Finance Co SA, 3.88%, 07/07/41 (Call 04/07/41)(a)(b)	150	112,277
Dycom Industries Inc., 4.50%, 04/15/29 (Call 04/15/24)(b)	190	173,375
Fluor Corp.
3.50%, 12/15/24 (Call 09/15/24)(a)	75	73,549
4.25%, 09/15/28 (Call 06/15/28)(a)	185	175,484
TopBuild Corp.
3.63%, 03/15/29 (Call 03/15/24)(b)	65	56,631
4.13%, 02/15/32 (Call 10/15/26)(b)	130	112,002
Weekley Homes LLC/Weekley Finance Corp., 4.88%, 09/15/28 (Call 09/15/23)(b)	75	66,246

		1,126,238

Entertainment — 1.3%
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op, 5.50%, 05/01/25 (Call 05/01/22)(b)	250	251,250
Cinemark USA Inc., 8.75%, 05/01/25 (Call 05/01/22)(b)	50	51,938
Empire Resorts Inc., 7.75%, 11/01/26 (Call 11/01/23)(b)	135	129,952
International Game Technology PLC
4.13%, 04/15/26 (Call 04/15/23)(b)	125	117,877
5.25%, 01/15/29 (Call 01/15/24)(b)	250	237,093
6.25%, 01/15/27 (Call 07/15/26)(b)	200	203,074
6.50%, 02/15/25 (Call 08/15/24)(b)	250	254,375
Resorts World Las Vegas LLC, 4.63%, 04/06/31 (Call 01/06/31)(b)	250	213,706
Six Flags Theme Parks Inc., 7.00%, 07/01/25 (Call 07/01/22)(b)	200	207,750
Vail Resorts Inc., 6.25%, 05/15/25 (Call 05/15/22)(b)	125	127,813
WMG Acquisition Corp.
3.00%, 02/15/31 (Call 02/15/26)(b)	200	166,858
3.75%, 12/01/29 (Call 12/01/24)(a)(b)	160	143,400
3.88%, 07/15/30 (Call 07/15/25)(b)	125	111,875

		2,216,961

38	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® BB Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Environmental Control — 0.6%
Clean Harbors Inc.
4.88%, 07/15/27 (Call 07/15/22)(b)	$135	$132,300
5.13%, 07/15/29 (Call 07/15/24)(b)	135	132,975
GFL Environmental Inc.
3.50%, 09/01/28 (Call 03/01/28)(b)	195	173,550
3.75%, 08/01/25 (Call 08/01/22)(b)	200	189,500
4.25%, 06/01/25 (Call 06/01/22)(a)(b)	100	96,989
5.13%, 12/15/26 (Call 12/15/22)(b)	125	122,862
Stericycle Inc., 3.88%, 01/15/29 (Call 11/15/23)(a)(b)	130	114,641
Tervita Corp., 11.00%, 12/01/25 (Call 12/01/23)(b)	62	69,130

		1,031,947

Food — 1.7%
Albertsons Companies Inc./Safeway Inc./New Albertsons LP/Albertsons LLC
3.25%, 03/15/26 (Call 09/15/22)(b)	175	159,688
3.50%, 03/15/29 (Call 09/15/23)(b)	400	336,960
4.63%, 01/15/27 (Call 01/15/23)(b)	325	304,419
4.88%, 02/15/30 (Call 02/15/25)(b)	235	212,688
5.88%, 02/15/28 (Call 08/15/22)(b)	175	169,969
7.50%, 03/15/26 (Call 03/15/23)(b)	125	131,383
Ingles Markets Inc., 4.00%, 06/15/31 (Call 06/15/26)(b)	110	98,781
Lamb Weston Holdings Inc.
4.13%, 01/31/30 (Call 01/31/25)(b)	250	223,095
4.38%, 01/31/32 (Call 01/31/27)(b)	175	156,321
4.88%, 05/15/28 (Call 11/15/27)(b)	116	112,810
Pilgrim’s Pride Corp.
3.50%, 03/01/32 (Call 09/01/26)(b)	255	215,475
4.25%, 04/15/31 (Call 04/15/26)(b)	250	228,125
5.88%, 09/30/27 (Call 09/30/22)(b)	200	201,461
U.S. Foods Inc., 6.25%, 04/15/25 (Call 04/15/23)(b)	250	256,827

		2,808,002

Forest Products & Paper — 0.3%
Clearwater Paper Corp.
4.75%, 08/15/28 (Call 08/15/23)(b)	75	65,905
5.38%, 02/01/25(b)	75	75,000
Domtar Corp.
6.25%, 09/01/42	6	4,252
6.75%, 10/01/28 (Call 10/01/24)(b)	175	173,469
Glatfelter Corp., 4.75%, 11/15/29 (Call 11/01/24)(a)(b)	135	108,000
Sylvamo Corp., 7.00%, 09/01/29 (Call 09/01/24)(b)	125	120,625

		547,251

Gas — 0.4%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.50%, 05/20/25 (Call 02/20/25)	170	167,429
5.63%, 05/20/24 (Call 03/20/24)	175	174,764
5.75%, 05/20/27 (Call 02/20/27)	145	142,435
5.88%, 08/20/26 (Call 05/20/26)	175	172,790

		657,418

Health Care - Products — 0.7%
Avantor Funding Inc.
3.88%, 11/01/29 (Call 11/01/24)(b)	200	179,446
4.63%, 07/15/28 (Call 07/15/23)(a)(b)	390	371,003
Hologic Inc.
3.25%, 02/15/29 (Call 09/28/23)(b)	245	218,262
4.63%, 02/01/28 (Call 02/01/23)(a)(b)	100	97,812
Teleflex Inc.
4.25%, 06/01/28 (Call 06/01/23)(b)	125	117,813
4.63%, 11/15/27 (Call 11/15/22)	125	122,500

		1,106,836

Security	Par (000)	Value

Health Care - Services — 5.5%
Centene Corp.
2.45%, 07/15/28 (Call 05/15/28)	$520	$453,653
2.50%, 03/01/31 (Call 12/01/30)	535	444,719
2.63%, 08/01/31 (Call 05/01/31)	255	211,831
3.00%, 10/15/30 (Call 07/15/30)	502	436,740
3.38%, 02/15/30 (Call 02/15/25)	465	415,454
4.25%, 12/15/27 (Call 12/15/22)	615	596,550
4.63%, 12/15/29 (Call 12/15/24)(a)	810	784,505
Charles River Laboratories International Inc.
3.75%, 03/15/29 (Call 03/15/24)(a)(b)	175	158,375
4.00%, 03/15/31 (Call 03/15/26)(b)	135	120,529
4.25%, 05/01/28 (Call 05/01/23)(a)(b)	90	85,908
HCA Inc.
3.50%, 09/01/30 (Call 03/01/30)(a)	670	600,206
5.38%, 02/01/25	625	642,969
5.38%, 09/01/26 (Call 03/01/26)	196	200,607
5.63%, 09/01/28 (Call 03/01/28)	400	413,376
5.88%, 05/01/23(a)	125	128,938
5.88%, 02/15/26 (Call 08/15/25)(a)	430	445,265
5.88%, 02/01/29 (Call 08/01/28)	250	260,411
7.50%, 11/06/33	50	58,625
7.69%, 06/15/25	50	54,125
IQVIA Inc.
5.00%, 10/15/26 (Call 10/15/22)(b)	250	248,750
5.00%, 05/15/27 (Call 05/15/22)(a)(b)	300	297,246
Molina Healthcare Inc.
3.88%, 11/15/30 (Call 08/17/30)(b)	130	117,259
3.88%, 05/15/32 (Call 02/15/32)(a)(b)	245	215,105
4.38%, 06/15/28 (Call 06/15/23)(b)	185	172,908
Tenet Healthcare Corp.
4.25%, 06/01/29 (Call 06/01/24)(b)	250	225,873
4.38%, 01/15/30 (Call 12/01/24)(b)	350	318,454
4.63%, 06/15/28 (Call 06/15/23)(b)	250	235,625
4.88%, 01/01/26 (Call 03/01/23)(b)	600	587,505
5.13%, 11/01/27 (Call 11/01/22)(b)	300	291,290

		9,222,801

Holding Companies - Diversified — 0.7%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.38%, 02/01/29 (Call 08/01/28)	245	211,369
4.75%, 09/15/24 (Call 06/15/24)	305	297,375
5.25%, 05/15/27 (Call 11/15/26)	315	294,264
6.25%, 05/15/26 (Call 05/15/22)	325	322,211
6.38%, 12/15/25 (Call 12/15/22)	125	124,062

		1,249,281

Home Builders — 1.3%
Century Communities Inc.
3.88%, 08/15/29 (Call 02/15/29)(b)	195	164,305
6.75%, 06/01/27 (Call 06/01/22)	75	75,826
Forestar Group Inc.
3.85%, 05/15/26 (Call 05/15/23)(b)	75	67,500
5.00%, 03/01/28 (Call 03/01/23)(b)	75	67,763
KB Home
4.00%, 06/15/31 (Call 12/15/30)	135	115,425
4.80%, 11/15/29 (Call 05/15/29)	60	54,693
6.88%, 06/15/27 (Call 12/15/26)	60	62,284
7.63%, 05/15/23 (Call 11/15/22)	25	25,625
LGI Homes Inc., 4.00%, 07/15/29 (Call 01/15/29)(b)	110	90,985

S C H E D U L E O F I N V E S T M E N T S	39

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® BB Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Home Builders (continued)
M/I Homes Inc.
3.95%, 02/15/30 (Call 08/15/29)	$100	$82,246
4.95%, 02/01/28 (Call 02/01/23)	100	92,144
Mattamy Group Corp.
4.63%, 03/01/30 (Call 03/01/25)(a)(b)	120	102,100
5.25%, 12/15/27 (Call 12/15/22)(b)	125	116,875
Meritage Homes Corp.
3.88%, 04/15/29 (Call 10/15/28)(a)(b)	140	125,265
5.13%, 06/06/27 (Call 12/06/26)	50	48,875
6.00%, 06/01/25 (Call 03/01/25)	75	76,312
Taylor Morrison Communities Inc.
5.13%, 08/01/30 (Call 02/01/30)(b)	125	114,062
5.75%, 01/15/28 (Call 10/15/27)(b)	100	97,750
5.88%, 06/15/27 (Call 03/15/27)(b)	125	124,085
6.63%, 07/15/27 (Call 07/15/22)(b)	75	75,020
Taylor Morrison Communities Inc./Taylor Morrison Holdings II Inc.
5.63%, 03/01/24 (Call 12/01/23)(b)	75	75,375
5.88%, 04/15/23 (Call 01/15/23)(b)	25	25,281
TRI Pointe Group Inc./TRI Pointe Homes Inc., 5.88%, 06/15/24	75	76,147
Tri Pointe Homes Inc.
5.25%, 06/01/27 (Call 12/01/26)	60	57,974
5.70%, 06/15/28 (Call 12/15/27)	125	119,784
Winnebago Industries Inc., 6.25%, 07/15/28 (Call 06/30/23)(b)	65	64,512

		2,198,213

Home Furnishings — 0.2%
Tempur Sealy International Inc.
3.88%, 10/15/31 (Call 10/15/26)(a)(b)	220	182,288
4.00%, 04/15/29 (Call 04/15/24)(b)	190	164,589

		346,877

Household Products & Wares — 0.2%
ACCO Brands Corp., 4.25%, 03/15/29 (Call 03/15/24)(b)	120	104,400
Central Garden & Pet Co.
4.13%, 10/15/30 (Call 10/15/25)	135	116,698
4.13%, 04/30/31 (Call 04/30/26)(b)	95	81,463
5.13%, 02/01/28 (Call 01/01/23)(a)	75	72,375

		374,936

Housewares — 0.5%
Newell Brands Inc.
4.10%, 04/01/23 (Call 02/01/23)	90	90,056
4.45%, 04/01/26 (Call 01/01/26)	455	451,105
4.88%, 06/01/25 (Call 05/01/25)	125	126,622
5.63%, 04/01/36 (Call 10/01/35)	75	71,684
5.75%, 04/01/46 (Call 10/01/45)	185	172,281

		911,748

Insurance — 0.9%
Assurant Inc., 7.00%, 03/27/48 (Call 03/27/28)(d)	110	113,571
Enstar Finance LLC
5.50%, 01/15/42 (Call 01/15/27)(d)	125	116,250
5.75%, 09/01/40 (Call 09/01/25)(a)(d)	75	73,771
Global Atlantic Fin Co., 4.70%, 10/15/51 (Call 07/15/26)(b)(d)	235	213,262
Liberty Mutual Group Inc.
4.13%, 12/15/51 (Call 12/15/26)(b)(d)	125	113,437
4.30%, 02/01/61 (Call 02/03/26)(b)	250	188,730
7.80%, 03/07/87(b)	75	95,813
MGIC Investment Corp., 5.25%, 08/15/28 (Call 08/15/23)	175	164,288
NMI Holdings Inc., 7.38%, 06/01/25 (Call 03/30/25)(b)	75	78,188

Security	Par (000)	Value

Insurance (continued)
Radian Group Inc.
4.50%, 10/01/24 (Call 07/01/24)	$75	$73,031
4.88%, 03/15/27 (Call 09/15/26)	110	106,152
6.63%, 03/15/25 (Call 09/15/24)	175	178,151

		1,514,644

Internet — 0.9%
Cogent Communications Group Inc., 3.50%, 05/01/26 (Call 02/01/26)(b)	125	118,016
Go Daddy Operating Co. LLC/GD Finance Co. Inc.
3.50%, 03/01/29 (Call 03/01/24)(b)	200	177,478
5.25%, 12/01/27 (Call 06/01/22)(b)	110	108,822
Match Group Holdings II LLC
3.63%, 10/01/31 (Call 10/01/26)(b)	110	91,509
4.13%, 08/01/30 (Call 05/01/25)(a)(b)	135	120,656
4.63%, 06/01/28 (Call 06/01/23)(b)	125	116,521
5.00%, 12/15/27 (Call 12/15/22)(a)(b)	100	97,500
5.63%, 02/15/29 (Call 02/15/24)(a)(b)	85	82,025
NortonLifeLock Inc., 5.00%, 04/15/25 (Call 05/10/22)(b)	300	299,643
Twitter Inc.
3.88%, 12/15/27 (Call 09/15/27)(b)	120	117,637
5.00%, 03/01/30 (Call 12/01/29)(b)	255	260,426

		1,590,233

Iron & Steel — 0.9%
Big River Steel LLC/BRS Finance Corp., 6.63%, 01/31/29 (Call 09/15/23)(b)	185	189,162
Carpenter Technology Corp.
6.38%, 07/15/28 (Call 07/15/23)	110	109,600
7.63%, 03/15/30 (Call 03/15/25)	95	96,731
Cleveland-Cliffs Inc.
4.63%, 03/01/29 (Call 03/01/24)(b)	165	154,653
4.88%, 03/01/31 (Call 03/01/26)(a)(b)	115	106,375
6.75%, 03/15/26 (Call 03/15/23)(b)	175	183,417
Commercial Metals Co.
3.88%, 02/15/31 (Call 02/15/26)	85	74,908
4.13%, 01/15/30 (Call 01/15/25)	50	45,500
4.38%, 03/15/32 (Call 03/15/27)	85	75,862
4.88%, 05/15/23 (Call 02/15/23)(a)	15	15,075
Mineral Resources Ltd.
8.00%, 11/01/27 (Call 11/01/24)(b)	50	49,813
8.13%, 05/01/27 (Call 05/01/22)(a)(b)	135	137,056
8.50%, 05/01/30 (Call 05/01/25)(b)	75	74,063
United States Steel Corp.
6.65%, 06/01/37	65	63,667
6.88%, 03/01/29 (Call 03/01/24)(a)	185	188,206

		1,564,088

Leisure Time — 0.7%
Carnival Corp., 4.00%, 08/01/28 (Call 05/01/28)(b)	595	535,583
Royal Caribbean Cruises Ltd.
10.88%, 06/01/23 (Call 03/01/23)(b)	90	94,162
11.50%, 06/01/25 (Call 06/01/22)(b)	343	372,910
Vista Outdoor Inc., 4.50%, 03/15/29 (Call 03/15/24)(b)	125	111,875

		1,114,530

Lodging — 1.4%
Genting New York LLC, 3.30%, 02/15/26 (Call 01/15/26)(b)	200	182,793
Hilton Domestic Operating Co. Inc.
3.63%, 02/15/32 (Call 08/15/26)(b)	330	279,467
3.75%, 05/01/29 (Call 05/01/24)(b)	195	176,674
4.00%, 05/01/31 (Call 05/01/26)(a)(b)	285	254,890
4.88%, 01/15/30 (Call 01/15/25)	250	241,175

40	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® BB Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Lodging (continued)
5.38%, 05/01/25 (Call 05/01/22)(a)(b)	$125	$127,539
5.75%, 05/01/28 (Call 05/01/23)(a)(b)	175	177,494
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/27 (Call 04/01/23)	115	113,850
Marriott Ownership Resorts Inc., 6.13%, 09/15/25 (Call 05/15/22)(b)	62	63,473
Travel + Leisure Co.
4.50%, 12/01/29 (Call 09/01/29)(b)	180	159,300
4.63%, 03/01/30 (Call 12/01/29)(b)	75	66,750
5.65%, 04/01/24 (Call 02/01/24)	50	50,375
6.00%, 04/01/27 (Call 01/01/27)	110	110,827
6.60%, 10/01/25 (Call 07/01/25)	125	129,687
6.63%, 07/31/26 (Call 04/30/26)(b)	130	133,091
Wyndham Hotels & Resorts Inc., 4.38%, 08/15/28 (Call 08/15/23)(b)	125	116,505

		2,383,890

Machinery — 0.4%
BWX Technologies Inc.
4.13%, 06/30/28 (Call 06/30/23)(b)	125	115,937
4.13%, 04/15/29 (Call 04/15/24)(b)	80	74,000
GrafTech Finance Inc., 4.63%, 12/15/28 (Call 12/15/23)(b)	125	114,094
Mueller Water Products Inc., 4.00%, 06/15/29 (Call 06/15/24)(a)(b)	80	71,600
Stevens Holding Co. Inc., 6.13%, 10/01/26 (Call 10/01/23)(b)	75	75,187
Weir Group PLC (The), 2.20%, 05/13/26 (Call 04/13/26)(b)	225	203,585

		654,403

Manufacturing — 0.3%
Amsted Industries Inc.
4.63%, 05/15/30 (Call 05/15/25)(b)	75	69,000
5.63%, 07/01/27 (Call 07/01/22)(b)	125	124,062
Hillenbrand Inc.
3.75%, 03/01/31 (Call 03/01/26)	65	57,363
5.00%, 09/15/26 (Call 07/15/26)	160	157,600
5.75%, 06/15/25 (Call 06/15/22)	75	75,563
Trinity Industries Inc., 4.55%, 10/01/24 (Call 07/01/24)	67	66,581

		550,169

Media — 7.4%
AMC Networks Inc.
4.25%, 02/15/29 (Call 02/15/24)	270	235,024
4.75%, 08/01/25 (Call 08/01/22)(a)	200	193,125
5.00%, 04/01/24 (Call 04/01/23)	80	79,198
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/31 (Call 07/01/25)(a)(b)	475	400,330
4.25%, 01/15/34 (Call 01/15/28)(b)	300	238,500
4.50%, 08/15/30 (Call 02/15/25)(b)	400	349,000
4.50%, 05/01/32 (Call 05/01/26)	410	344,874
4.50%, 06/01/33 (Call 06/01/27)(b)	265	216,802
4.75%, 03/01/30 (Call 09/01/24)(b)	425	379,844
4.75%, 02/01/32 (Call 02/01/27)(a)(b)	220	189,053
5.00%, 02/01/28 (Call 08/01/22)(b)	425	404,812
5.13%, 05/01/27 (Call 05/01/22)(a)(b)	425	414,281
5.38%, 06/01/29 (Call 06/01/24)(a)(b)	225	213,188
5.50%, 05/01/26 (Call 05/01/22)(a)(b)	80	80,200
CSC Holdings LLC
3.38%, 02/15/31 (Call 02/15/26)(b)	275	214,770
4.13%, 12/01/30 (Call 12/01/25)(b)	100	82,500
4.50%, 11/15/31 (Call 11/15/26)(b)	350	287,480
5.38%, 02/01/28 (Call 02/01/23)(b)	225	206,580
5.50%, 04/15/27 (Call 04/15/23)(b)	300	289,629

Security	Par (000)	Value

Media (continued)
6.50%, 02/01/29 (Call 02/01/24)(a)(b)	$625	$593,750
Directv Financing LLC/Directv Financing Co-Obligor Inc., 5.88%, 08/15/27 (Call 08/15/23)(b)	920	865,950
Gannett Holdings LLC, 6.00%, 11/01/26 (Call 11/01/23)(a)(b)	110	100,100
LCPR Senior Secured Financing DAC, 5.13%, 07/15/29 (Call 07/15/24)(b)	375	341,364
News Corp.
3.88%, 05/15/29 (Call 05/15/24)(b)	300	271,267
5.13%, 02/15/32 (Call 02/15/27)(b)	135	128,925
Paramount Global
6.25%, 02/28/57 (Call 02/28/27)(d)	135	130,294
6.38%, 03/30/62 (Call 03/30/27)(d)	275	266,520
Scripps Escrow II Inc., 3.88%, 01/15/29 (Call 01/15/24)(b)	125	111,113
Sinclair Television Group Inc., 4.13%, 12/01/30 (Call 12/01/25)(a)(b)	240	199,068
Sirius XM Radio Inc.
3.13%, 09/01/26 (Call 09/01/23)(a)(b)	230	211,888
3.88%, 09/01/31 (Call 09/01/26)(b)	365	308,246
4.00%, 07/15/28 (Call 07/15/24)(b)	495	447,356
4.13%, 07/01/30 (Call 07/01/25)(a)(b)	375	329,284
5.00%, 08/01/27 (Call 08/01/22)(b)	375	361,875
5.50%, 07/01/29 (Call 07/01/24)(b)	290	278,881
TEGNA Inc.
4.63%, 03/15/28 (Call 03/15/23)(a)	250	240,550
4.75%, 03/15/26 (Call 03/15/23)(a)(b)	115	113,994
5.00%, 09/15/29 (Call 09/15/24)(a)	300	291,000
Telenet Finance Luxembourg Notes Sarl, 5.50%, 03/01/28 (Call 12/01/22)(b)	200	191,000
UPC Broadband Finco BV, 4.88%, 07/15/31 (Call 07/15/26)(b)	375	329,531
Videotron Ltd.
3.63%, 06/15/29 (Call 06/15/24)(b)	125	108,750
5.13%, 04/15/27 (Call 04/15/23)(b)	150	147,000
5.38%, 06/15/24 (Call 03/15/24)(b)	150	151,500
Virgin Media Secured Finance PLC
4.50%, 08/15/30 (Call 08/15/25)(b)	250	216,965
5.50%, 05/15/29 (Call 05/15/24)(a)(b)	300	277,500
VZ Secured Financing BV, 5.00%, 01/15/32 (Call 01/15/27)(b)	350	302,018
Ziggo BV, 4.88%, 01/15/30 (Call 10/15/24)(b)	285	252,581

		12,387,460

Metal Fabricate & Hardware — 0.0%
Advanced Drainage Systems Inc., 5.00%, 09/30/27 (Call 09/30/22)(b)	50	48,313

Mining — 1.7%
Alcoa Nederland Holding BV
4.13%, 03/31/29 (Call 03/31/24)(a)(b)	125	117,023
5.50%, 12/15/27 (Call 06/15/23)(b)	150	149,250
6.13%, 05/15/28 (Call 05/15/23)(b)	200	203,500
Arconic Corp.
6.00%, 05/15/25 (Call 05/15/22)(b)	125	125,426
6.13%, 02/15/28 (Call 02/15/23)(b)	235	227,656
FMG Resources August 2006 Pty Ltd.
4.38%, 04/01/31 (Call 01/01/31)(b)	365	322,996
4.50%, 09/15/27 (Call 06/15/27)(b)	125	118,438
5.13%, 05/15/24 (Call 02/15/24)(b)	175	176,750
5.88%, 04/15/30 (Call 01/15/30)(b)	195	193,596
6.13%, 04/15/32 (Call 01/15/32)(b)	185	183,615
Kaiser Aluminum Corp.
4.50%, 06/01/31 (Call 06/01/26)(b)	155	133,687
4.63%, 03/01/28 (Call 03/01/23)(b)	75	68,813

S C H E D U L E O F I N V E S T M E N T S	41

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® BB Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mining (continued)
Novelis Corp.
3.25%, 11/15/26 (Call 11/15/23)(b)	$180	$164,241
3.88%, 08/15/31 (Call 08/15/26)(b)	190	162,925
4.75%, 01/30/30 (Call 01/30/25)(b)	400	367,892
Perenti Finance Pty Ltd., 6.50%, 10/07/25 (Call 10/07/22)(a)(b)	125	124,750

		2,840,558

Office & Business Equipment — 0.3%
Xerox Corp.
3.80%, 05/15/24	75	72,562
4.80%, 03/01/35	100	79,000
6.75%, 12/15/39	100	93,500
Xerox Holdings Corp.
5.00%, 08/15/25 (Call 07/15/25)(b)	215	206,400
5.50%, 08/15/28 (Call 07/15/28)(b)	125	112,500

		563,962

Office Furnishings — 0.1%
Steelcase Inc., 5.13%, 01/18/29 (Call 10/18/28)	125	121,675

Oil & Gas — 6.3%
Antero Resources Corp.
5.38%, 03/01/30 (Call 03/01/25)(a)(b)	175	170,991
7.63%, 02/01/29 (Call 02/01/24)(b)	125	132,450
8.38%, 07/15/26 (Call 01/15/24)(b)	50	53,883
Apache Corp.
4.25%, 01/15/30 (Call 10/15/29)(a)	125	116,132
4.38%, 10/15/28 (Call 07/15/28)	50	47,000
4.75%, 04/15/43 (Call 10/15/42)	130	112,450
5.10%, 09/01/40 (Call 03/01/40)(a)	310	280,550
5.25%, 02/01/42 (Call 08/01/41)	75	69,000
5.35%, 07/01/49 (Call 01/01/49)	125	109,688
6.00%, 01/15/37	135	139,466
Athabasca Oil Corp., 9.75%, 11/01/26 (Call 11/01/24)(b)	75	79,560
Callon Petroleum Co., 9.00%, 04/01/25 (Call 10/01/22)(b)	50	53,000
Chesapeake Energy Corp.
5.50%, 02/01/26 (Call 02/05/23)(b)	125	123,946
5.88%, 02/01/29 (Call 02/05/24)(b)	125	123,590
6.75%, 04/15/29 (Call 04/15/24)(b)	260	261,625
Civitas Resources Inc., 5.00%, 10/15/26 (Call 10/15/23)(b)	175	166,250
CNX Resources Corp.
6.00%, 01/15/29 (Call 01/15/24)(b)	110	108,523
7.25%, 03/14/27 (Call 03/14/23)(b)	180	184,001
Endeavor Energy Resources LP/EER Finance Inc.
5.75%, 01/30/28 (Call 01/30/23)(a)(b)	275	275,709
6.63%, 07/15/25 (Call 07/15/22)(b)	135	138,712
Harbour Energy PLC, 5.50%, 10/15/26 (Call 10/15/23)(b)	135	130,950
Hilcorp Energy I LP/Hilcorp Finance Co.
5.75%, 02/01/29 (Call 02/01/24)(b)	140	137,200
6.00%, 04/15/30 (Call 04/15/25)(b)	115	114,137
6.00%, 02/01/31 (Call 02/01/26)(b)	165	159,232
6.25%, 11/01/28 (Call 11/01/23)(b)	125	124,456
6.25%, 04/15/32 (Call 04/15/27)(b)	125	121,788
Murphy Oil Corp.
5.75%, 08/15/25 (Call 08/15/22)	60	60,000
5.88%, 12/01/27 (Call 12/01/22)(a)	110	109,175
6.38%, 07/15/28 (Call 07/15/24)	185	188,206
6.38%, 12/01/42 (Call 06/01/42)	50	45,121
7.05%, 05/01/29	125	129,462
Neptune Energy Bondco PLC, 6.63%, 05/15/25 (Call 05/15/22)(b)	200	198,100

Security	Par (000)	Value

Oil & Gas (continued)
Occidental Petroleum Corp.
2.90%, 08/15/24 (Call 06/15/24)	$175	$171,062
3.00%, 02/15/27 (Call 11/15/26)(a)	65	60,450
3.20%, 08/15/26 (Call 06/15/26)	75	70,500
3.40%, 04/15/26 (Call 01/15/26)	100	95,250
3.50%, 08/15/29 (Call 05/15/29)(a)	125	116,719
4.10%, 02/15/47 (Call 08/15/46)	50	41,625
4.20%, 03/15/48 (Call 09/15/47)	135	111,881
4.30%, 08/15/39 (Call 02/15/39)	60	50,961
4.40%, 04/15/46 (Call 10/15/45)	125	107,200
4.40%, 08/15/49 (Call 02/15/49)	100	84,831
4.50%, 07/15/44 (Call 01/15/44)	75	64,500
4.63%, 06/15/45 (Call 12/15/44)	125	107,813
5.50%, 12/01/25 (Call 09/01/25)	70	71,225
5.55%, 03/15/26 (Call 12/15/25)	125	128,125
5.88%, 09/01/25 (Call 06/01/25)	175	179,737
6.13%, 01/01/31 (Call 07/01/30)	175	183,935
6.20%, 03/15/40	125	129,392
6.38%, 09/01/28 (Call 03/01/28)	60	63,000
6.45%, 09/15/36	310	336,350
6.60%, 03/15/46 (Call 09/15/45)	125	136,250
6.63%, 09/01/30 (Call 03/01/30)	220	238,425
6.95%, 07/01/24	75	78,656
7.50%, 05/01/31	125	142,500
7.88%, 09/15/31	100	116,918
7.95%, 06/15/39	50	60,500
8.00%, 07/15/25 (Call 04/15/25)	50	53,875
8.50%, 07/15/27 (Call 01/15/27)	50	56,375
8.88%, 07/15/30 (Call 01/15/30)	135	162,147
Parkland Corp.
4.50%, 10/01/29 (Call 10/01/24)(b)	190	166,315
4.63%, 05/01/30 (Call 05/01/25)(b)	230	201,250
5.88%, 07/15/27 (Call 07/15/22)(b)	125	121,212
PBF Holding Co. LLC/PBF Finance Corp., 9.25%, 05/15/25 (Call 05/15/22)(b)	300	311,007
PDC Energy Inc., 5.75%, 05/15/26 (Call 05/15/22)(a)	185	180,035
Petrofac Ltd., 9.75%, 11/15/26 (Call 11/15/23)(b)	275	257,125
SM Energy Co., 10.00%, 01/15/25 (Call 06/17/22)(b)	75	81,017
Southwestern Energy Co.
4.75%, 02/01/32 (Call 02/01/27)(a)	290	274,233
5.38%, 02/01/29 (Call 02/01/24)	175	172,865
5.38%, 03/15/30 (Call 03/15/25)	305	301,142
5.95%, 01/23/25 (Call 10/23/24)	75	76,079
7.75%, 10/01/27 (Call 10/01/22)(a)	125	130,442
8.38%, 09/15/28 (Call 09/15/23)	75	81,094
Sunoco LP/Sunoco Finance Corp.
4.50%, 05/15/29 (Call 05/15/24)	220	197,831
4.50%, 04/30/30 (Call 04/30/25)(b)	173	156,108
5.88%, 03/15/28 (Call 03/15/23)	100	98,500
6.00%, 04/15/27 (Call 04/15/23)	125	125,936
Viper Energy Partners LP, 5.38%, 11/01/27 (Call 11/01/22)(b)	125	124,460

		10,541,206

Oil & Gas Services — 0.1%
TechnipFMC PLC, 6.50%, 02/01/26 (Call 02/01/23)(b)	95	98,325

Packaging & Containers — 2.1%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 3.25%, 09/01/28 (Call 05/15/24)(b)	100	87,250

42	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® BB Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Packaging & Containers (continued)
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
4.13%, 08/15/26 (Call 08/15/22)(b)	$415	$383,875
5.25%, 04/30/25 (Call 04/30/22)(a)(b)	175	173,832
Ball Corp.
2.88%, 08/15/30 (Call 05/15/30)	315	264,883
3.13%, 09/15/31 (Call 06/15/31)(a)	220	184,094
4.00%, 11/15/23	250	249,390
4.88%, 03/15/26 (Call 12/15/25)(a)	175	175,000
5.25%, 07/01/25(a)	305	312,625
Berry Global Inc.
4.50%, 02/15/26 (Call 02/15/23)(a)(b)	70	68,863
5.63%, 07/15/27 (Call 07/15/22)(b)	125	124,534
Cascades Inc./Cascades USA Inc., 5.38%, 01/15/28 (Call 01/15/23)(b)	75	72,375
Crown Americas LLC, 5.25%, 04/01/30 (Call 01/01/30)(b)	120	118,950
Crown Americas LLC / Crown Americas Capital Corp VI, 4.25%, 09/30/26 (Call 03/31/26)(a)	75	72,626
Duke Energy Carolinas LLC, 4.75%, 02/01/26 (Call 02/01/23)	200	199,250
Graphic Packaging International LLC
3.50%, 03/15/28(b)	125	112,500
3.50%, 03/01/29 (Call 09/01/28)(b)	50	44,125
3.75%, 02/01/30 (Call 08/01/29)(b)	70	61,371
4.13%, 08/15/24 (Call 05/15/24)	75	74,813
4.75%, 07/15/27 (Call 04/15/27)(b)	100	96,941
Sealed Air Corp.
4.00%, 12/01/27 (Call 09/01/27)(b)	115	108,100
5.00%, 04/15/29 (Call 04/15/25)(b)	110	109,175
5.13%, 12/01/24 (Call 09/01/24)(b)	125	127,187
5.50%, 09/15/25 (Call 06/15/25)(b)	75	76,687
6.88%, 07/15/33(b)	110	120,507
Silgan Holdings Inc., 4.13%, 02/01/28 (Call 10/01/22)	135	125,887
TriMas Corp., 4.13%, 04/15/29 (Call 04/15/24)(b)	75	66,938

		3,611,778

Pharmaceuticals — 1.7%
180 Medical Inc., 3.88%, 10/15/29 (Call 10/07/24)(b)	135	120,150
Bausch Health Companies Inc.
4.88%, 06/01/28 (Call 06/01/24)(b)	425	377,081
5.50%, 11/01/25 (Call 11/01/22)(b)	380	367,650
5.75%, 08/15/27 (Call 08/15/22)(b)	175	163,625
6.13%, 02/01/27 (Call 02/01/24)(b)	240	230,426
Elanco Animal Health Inc., 6.40%, 08/28/28 (Call 05/28/28)	175	179,594
Jazz Securities DAC, 4.38%, 01/15/29 (Call 07/15/24)(a)(b)	375	345,469
Organon & Co./Organon Foreign Debt Co-Issuer BV, 4.13%, 04/30/28 (Call 04/30/24)(a)(b)	525	488,407
Perrigo Finance Unlimited Co.
3.90%, 12/15/24 (Call 09/15/24)	50	49,194
3.90%, 06/15/30 (Call 03/15/30)	300	269,073
4.38%, 03/15/26 (Call 12/15/25)	200	193,218
4.90%, 12/15/44 (Call 06/15/44)	50	39,941

		2,823,828

Pipelines — 7.8%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.38%, 06/15/29 (Call 06/15/24)(a)(b)	125	117,165
5.75%, 03/01/27 (Call 03/01/23)(b)	300	292,119
5.75%, 01/15/28 (Call 01/15/23)(b)	125	121,539
7.88%, 05/15/26 (Call 05/15/23)(b)	75	78,449
Buckeye Partners LP
3.95%, 12/01/26 (Call 09/01/26)	195	184,275

Security	Par (000)	Value

Pipelines (continued)
4.13%, 03/01/25 (Call 02/01/25)(b)	$145	$139,010
4.13%, 12/01/27 (Call 09/01/27)	50	46,125
4.35%, 10/15/24 (Call 07/15/24)	50	49,250
4.50%, 03/01/28 (Call 12/01/27)(b)	60	54,750
5.60%, 10/15/44 (Call 04/15/44)	160	128,400
5.85%, 11/15/43 (Call 05/15/43)	75	59,813
Cheniere Energy Inc., 4.63%, 10/15/28 (Call 10/15/23)(a)	482	466,335
Cheniere Energy Partners LP
3.25%, 01/31/32 (Call 01/31/27)(b)	330	282,150
4.00%, 03/01/31 (Call 03/01/26)	350	316,787
4.50%, 10/01/29 (Call 10/01/24)	425	406,937
CNX Midstream Partners LP, 4.75%, 04/15/30 (Call 04/15/25)(b)	75	69,000
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
5.63%, 05/01/27 (Call 05/01/22)(b)	175	170,406
5.75%, 04/01/25 (Call 04/01/23)	125	123,509
6.00%, 02/01/29 (Call 02/01/24)(a)(b)	225	218,848
DCP Midstream Operating LP
3.25%, 02/15/32 (Call 08/15/31)	75	63,601
3.88%, 03/15/23 (Call 12/15/22)	50	49,827
5.13%, 05/15/29 (Call 02/15/29)	125	122,935
5.38%, 07/15/25 (Call 04/15/25)	175	175,875
5.60%, 04/01/44 (Call 10/01/43)	125	119,498
5.63%, 07/15/27 (Call 04/15/27)	135	136,974
5.85%, 05/21/43 (Call 05/21/23)(b)(d)	170	154,508
6.45%, 11/03/36(a)(b)	75	83,857
6.75%, 09/15/37(b)	75	84,226
8.13%, 08/16/30	100	117,500
DT Midstream Inc.
4.13%, 06/15/29 (Call 06/15/24)(b)	285	259,350
4.38%, 06/15/31 (Call 06/15/26)(b)	245	219,491
EnLink Midstream LLC
5.38%, 06/01/29 (Call 03/01/29)	125	121,666
5.63%, 01/15/28 (Call 07/15/27)(b)	125	123,862
EnLink Midstream Partners LP
4.15%, 06/01/25 (Call 03/01/25)	175	170,187
4.40%, 04/01/24 (Call 01/01/24)	110	108,614
4.85%, 07/15/26 (Call 04/15/26)	110	106,975
5.05%, 04/01/45 (Call 10/01/44)	125	96,239
5.45%, 06/01/47 (Call 12/01/46)	110	89,100
5.60%, 04/01/44 (Call 10/01/43)	90	74,257
EQM Midstream Partners LP
4.00%, 08/01/24 (Call 05/01/24)	125	120,858
4.13%, 12/01/26 (Call 09/01/26)	125	116,094
4.50%, 01/15/29 (Call 07/15/28)(b)	125	112,528
4.75%, 07/15/23 (Call 06/15/23)	55	54,381
4.75%, 01/15/31 (Call 07/15/30)(a)(b)	240	213,984
5.50%, 07/15/28 (Call 04/15/28)	135	128,925
6.00%, 07/01/25 (Call 04/01/25)(b)	175	173,434
6.50%, 07/01/27 (Call 01/01/27)(b)	300	303,000
6.50%, 07/15/48 (Call 01/15/48)	185	170,200
Harvest Midstream I LP, 7.50%, 09/01/28 (Call 09/01/23)(b)	175	177,565
Hess Midstream Operations LP
4.25%, 02/15/30 (Call 02/15/25)(b)	195	178,872
5.13%, 06/15/28 (Call 06/15/23)(a)(b)	124	119,970
5.50%, 10/15/30 (Call 10/15/25)(b)	115	113,308
5.63%, 02/15/26 (Call 02/15/23)(b)	175	175,000

S C H E D U L E O F I N V E S T M E N T S	43

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® BB Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
Holly Energy Partners LP/Holly Energy Finance Corp.
5.00%, 02/01/28 (Call 02/01/23)(b)	$125	$118,926
6.38%, 04/15/27 (Call 04/15/24)	115	117,300
New Fortress Energy Inc.
6.50%, 09/30/26 (Call 03/31/23)(b)	385	372,611
6.75%, 09/15/25 (Call 09/15/22)(b)	300	294,942
Northriver Midstream Finance LP, 5.63%, 02/15/26 (Call 10/15/22)(b)	110	107,250
NuStar Logistics LP
5.63%, 04/28/27 (Call 01/28/27)	135	129,457
5.75%, 10/01/25 (Call 07/01/25)	125	124,375
6.00%, 06/01/26 (Call 03/01/26)	125	124,705
6.38%, 10/01/30 (Call 04/01/30)	170	167,373
Rattler Midstream LP, 5.63%, 07/15/25 (Call 07/15/22)(b)	75	75,098
Rockies Express Pipeline LLC
3.60%, 05/15/25 (Call 04/15/25)(a)(b)	75	71,228
4.80%, 05/15/30 (Call 02/15/30)(b)	125	114,493
4.95%, 07/15/29 (Call 04/15/29)(b)	110	102,963
6.88%, 04/15/40(b)	125	118,750
7.50%, 07/15/38(b)	70	69,090
Southeast Supply Header LLC, 4.25%, 06/15/24 (Call 03/15/24)(b)	125	123,416
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.50%, 01/15/28 (Call 01/15/23)(b)	200	186,432
6.00%, 03/01/27 (Call 03/01/23)(b)	100	96,000
6.00%, 12/31/30 (Call 12/31/25)(b)	190	175,750
6.00%, 09/01/31 (Call 09/01/26)(b)	100	91,250
7.50%, 10/01/25 (Call 10/01/22)(b)	155	158,181
Venture Global Calcasieu Pass LLC
3.88%, 11/01/33 (Call 05/01/33)(b)	245	213,162
3.88%, 08/15/29 (Call 02/15/29)(b)	300	273,750
4.13%, 08/15/31 (Call 02/15/31)(b)	385	349,387
Western Midstream Operating LP
3.60%, 02/01/25 (Call 01/01/25)	185	176,917
3.95%, 06/01/25 (Call 03/01/25)	80	77,162
4.50%, 03/01/28 (Call 12/01/27)	125	119,186
4.55%, 02/01/30 (Call 11/01/29)	200	183,738
4.65%, 07/01/26 (Call 04/01/26)	75	73,969
4.75%, 08/15/28 (Call 05/15/28)	75	73,031
5.30%, 03/01/48 (Call 09/01/47)	180	156,150
5.45%, 04/01/44 (Call 10/01/43)	200	182,500
5.50%, 08/15/48 (Call 02/15/48)	125	111,250
5.75%, 02/01/50 (Call 08/01/49)	225	198,261

		13,089,581

Real Estate — 0.8%
Cushman & Wakefield US Borrower LLC, 6.75%, 05/15/28 (Call 05/18/23)(b)	125	127,503
Greystar Real Estate Partners LLC, 5.75%, 12/01/25 (Call 12/01/22)(b)	125	125,544
Howard Hughes Corp. (The)
4.13%, 02/01/29 (Call 02/01/24)(b)	155	139,559
4.38%, 02/01/31 (Call 02/01/26)(a)(b)	150	133,413
5.38%, 08/01/28 (Call 08/01/23)(b)	190	184,161
Kennedy-Wilson Inc.
4.75%, 03/01/29 (Call 03/01/24)	140	129,139
4.75%, 02/01/30 (Call 09/01/24)	130	117,325
5.00%, 03/01/31 (Call 03/01/26)	175	157,943
Newmark Group Inc., 6.13%, 11/15/23 (Call 10/15/23)	175	178,360

		1,292,947

Security	Par (000)	Value

Real Estate Investment Trusts — 3.7%
American Finance Trust Inc./American Finance Operating Partner LP, 4.50%, 09/30/28 (Call 06/30/28)(b)	$115	$97,916
Apollo Commercial Real Estate Finance Inc., 4.63%, 06/15/29 (Call 06/15/24)(b)	110	95,700
Blackstone Mortgage Trust Inc., 3.75%, 01/15/27 (Call 10/15/26)(b)	115	104,937
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL
4.50%, 04/01/27 (Call 10/01/23)(b)	195	176,555
5.75%, 05/15/26 (Call 05/15/22)(b)	225	217,829
CTR Partnership LP/CareTrust Capital Corp., 3.88%, 06/30/28 (Call 03/30/28)(a)(b)	110	99,550
Global Net Lease Inc./Global Net Lease Operating Partnership LP, 3.75%, 12/15/27 (Call 09/15/27)(b)	125	112,214
HAT Holdings I LLC/HAT Holdings II LLC
3.38%, 06/15/26 (Call 03/15/26)(b)	235	215,855
3.75%, 09/15/30(b)	110	94,875
6.00%, 04/15/25 (Call 04/15/23)(a)(b)	75	76,125
Iron Mountain Inc.
4.50%, 02/15/31 (Call 02/15/26)(b)	285	244,208
4.88%, 09/15/27 (Call 09/15/22)(b)	250	238,750
4.88%, 09/15/29 (Call 09/15/24)(b)	310	283,974
5.00%, 07/15/28 (Call 07/15/23)(b)	75	71,050
5.25%, 03/15/28 (Call 12/27/22)(b)	125	119,066
5.25%, 07/15/30 (Call 07/15/25)(b)	300	274,962
5.63%, 07/15/32 (Call 07/15/26)(b)	125	113,027
Iron Mountain Information Management Services Inc., 5.00%, 07/15/32 (Call 07/15/27)(b)	255	224,701
iStar Inc.
4.25%, 08/01/25 (Call 05/01/25)(a)	190	181,095
4.75%, 10/01/24 (Call 07/01/24)	120	116,700
5.50%, 02/15/26 (Call 08/15/22)(a)	75	73,003
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 02/01/27 (Call 02/01/23)(b)	175	160,860
4.75%, 06/15/29 (Call 06/15/24)(b)	170	152,504
5.25%, 10/01/25 (Call 10/01/22)(b)	80	78,600
MPT Operating Partnership LP/MPT Finance Corp.
3.50%, 03/15/31 (Call 03/15/26)	310	263,302
4.63%, 08/01/29 (Call 08/01/24)	275	254,108
5.00%, 10/15/27 (Call 09/07/22)(a)	310	297,448
5.25%, 08/01/26 (Call 08/01/22)	80	80,121
RLJ Lodging Trust LP
3.75%, 07/01/26 (Call 07/01/23)(b)	50	46,250
4.00%, 09/15/29 (Call 09/15/24)(b)	225	200,864
Service Properties Trust
5.50%, 12/15/27 (Call 09/15/27)	165	150,150
7.50%, 09/15/25 (Call 06/15/25)	175	174,673
Starwood Property Trust Inc.
3.63%, 07/15/26 (Call 01/15/26)(b)	115	104,937
3.75%, 12/31/24 (Call 09/30/24)(a)(b)	95	91,419
4.38%, 01/15/27 (Call 07/15/26)(b)	125	116,611
4.75%, 03/15/25 (Call 09/15/24)	125	123,338
5.50%, 11/01/23 (Call 08/01/23)(b)	75	75,562
VICI Properties LP/VICI Note Co. Inc.
3.88%, 02/15/29 (Call 11/15/28)(b)	100	94,827
4.50%, 09/01/26 (Call 06/01/26)(b)	100	99,430
4.50%, 01/15/28 (Call 10/15/27)	50	49,534
4.63%, 06/15/25 (Call 03/15/25)(b)	125	124,375
5.63%, 05/01/24 (Call 02/04/24)(b)	150	151,500

44	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® BB Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
5.75%, 02/01/27 (Call 11/01/26)(b)	$110	$113,768

		6,236,273

Retail — 4.4%
1011778 BC ULC/New Red Finance Inc.
3.50%, 02/15/29 (Call 02/15/24)(b)	195	172,192
3.88%, 01/15/28 (Call 09/15/22)(b)	385	354,200
5.75%, 04/15/25 (Call 04/15/23)(b)	125	127,678
Abercrombie & Fitch Management Co., 8.75%, 07/15/25 (Call 07/15/22)(b)	65	67,941
Asbury Automotive Group Inc.
4.50%, 03/01/28 (Call 03/01/23)	110	102,575
4.63%, 11/15/29 (Call 11/15/24)(a)(b)	200	180,026
4.75%, 03/01/30 (Call 03/01/25)	100	89,622
5.00%, 02/15/32 (Call 11/15/26)(a)(b)	145	128,687
Bath & Body Works Inc.
5.25%, 02/01/28	125	120,000
6.63%, 10/01/30 (Call 10/01/25)(b)	250	248,651
6.69%, 01/15/27	75	77,256
6.75%, 07/01/36	185	179,450
6.88%, 11/01/35	240	234,478
7.50%, 06/15/29 (Call 06/15/24)(a)	125	129,227
9.38%, 07/01/25(b)	60	67,500
Beacon Roofing Supply Inc., 4.50%, 11/15/26 (Call 11/15/22)(b)	50	48,675
FirstCash Inc.
4.63%, 09/01/28 (Call 09/01/23)(b)	75	68,250
5.63%, 01/01/30 (Call 01/01/25)(b)	190	176,700
Foot Locker Inc., 4.00%, 10/01/29 (Call 10/01/24)(b)	75	62,438
Gap Inc. (The)
3.63%, 10/01/29 (Call 10/01/24)(a)(b)	200	162,681
3.88%, 10/01/31 (Call 10/01/26)(a)(b)	185	147,482
Group 1 Automotive Inc., 4.00%, 08/15/28 (Call 08/15/23)(b)	195	175,447
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.75%, 06/01/27 (Call 06/01/22)(b)	185	184,537
Lithia Motors Inc.
3.88%, 06/01/29 (Call 06/01/24)(a)(b)	175	158,020
4.38%, 01/15/31 (Call 10/15/25)(b)	110	100,925
4.63%, 12/15/27 (Call 12/15/22)(a)(b)	125	119,062
Macy’s Retail Holdings LLC
4.30%, 02/15/43 (Call 08/15/42)	135	92,813
4.50%, 12/15/34 (Call 06/15/34)	75	58,493
5.13%, 01/15/42 (Call 07/15/41)	75	55,688
5.88%, 04/01/29 (Call 04/01/24)(a)(b)	100	94,862
5.88%, 03/15/30 (Call 03/15/25)(b)	60	56,301
6.13%, 03/15/32 (Call 03/15/27)(b)	65	60,125
Murphy Oil USA Inc.
3.75%, 02/15/31 (Call 02/15/26)(a)(b)	110	96,621
4.75%, 09/15/29 (Call 09/15/24)	125	118,438
5.63%, 05/01/27 (Call 05/01/22)(a)	60	59,175
Nordstrom Inc.
2.30%, 04/08/24 (Call 05/16/22)	75	71,813
4.00%, 03/15/27 (Call 12/15/26)(a)	75	69,506
4.25%, 08/01/31 (Call 05/01/31)	125	105,948
4.38%, 04/01/30 (Call 01/01/30)(a)	125	108,784
5.00%, 01/15/44 (Call 07/15/43)(a)	210	174,069
6.95%, 03/15/28	100	102,118
Penske Automotive Group Inc.
3.50%, 09/01/25 (Call 09/01/22)	150	144,750
3.75%, 06/15/29 (Call 06/15/24)	125	106,601

Security	Par (000)	Value

Retail (continued)
QVC Inc.
4.38%, 09/01/28 (Call 06/01/28)(a)	$120	$101,965
4.45%, 02/15/25 (Call 11/15/24)	140	135,787
4.75%, 02/15/27 (Call 11/15/26)	135	120,824
4.85%, 04/01/24	150	149,145
5.45%, 08/15/34 (Call 02/15/34)(a)	195	156,244
Sonic Automotive Inc.
4.63%, 11/15/29 (Call 11/15/24)(b)	177	152,266
4.88%, 11/15/31 (Call 11/15/26)(b)	121	103,289
Superior Plus LP/Superior General Partner Inc., 4.50%, 03/15/29 (Call 03/15/24)(b)	135	123,356
Vivo Energy Investments BV, 5.13%, 09/24/27 (Call 09/24/23)(b)	50	48,625
Yum! Brands Inc.
3.63%, 03/15/31 (Call 12/15/30)	190	163,260
3.88%, 11/01/23 (Call 08/01/23)	75	75,630
4.63%, 01/31/32 (Call 10/01/26)	265	240,819
4.75%, 01/15/30 (Call 10/15/29)(b)	250	237,812
5.35%, 11/01/43 (Call 05/01/43)	50	45,750
5.38%, 04/01/32 (Call 04/01/27)	240	229,354
6.88%, 11/15/37	125	132,187

		7,476,118

Semiconductors — 0.5%
Amkor Technology Inc., 6.63%, 09/15/27 (Call 03/15/23)(b)	175	178,062
ams-OSRAM AG, 7.00%, 07/31/25 (Call 07/31/22)(b)	175	177,137
Entegris Inc.
3.63%, 05/01/29 (Call 05/01/24)(a)(b)	120	105,566
4.38%, 04/15/28 (Call 04/15/23)(a)(b)	75	69,563
ON Semiconductor Corp., 3.88%, 09/01/28 (Call 09/01/23)(a)(b)	175	162,348
Synaptics Inc., 4.00%, 06/15/29 (Call 06/15/24)(b)	125	110,203

		802,879

Software — 1.9%
Black Knight InfoServ LLC, 3.63%, 09/01/28 (Call 09/01/23)(a)(b)	250	231,862
CDK Global Inc.
4.88%, 06/01/27 (Call 06/01/22)	75	75,375
5.00%, 10/15/24 (Call 07/15/24)	50	51,438
5.25%, 05/15/29 (Call 05/15/24)(b)	50	50,395
Fair Isaac Corp.
4.00%, 06/15/28 (Call 12/15/22)(b)	255	232,973
5.25%, 05/15/26 (Call 02/15/26)(b)	75	75,375
MSCI Inc.
3.25%, 08/15/33 (Call 08/15/27)(b)	230	194,350
3.63%, 09/01/30 (Call 03/01/25)(b)	310	273,389
3.63%, 11/01/31 (Call 11/01/26)(b)	75	65,813
3.88%, 02/15/31 (Call 06/01/25)(b)	250	225,625
4.00%, 11/15/29 (Call 11/15/24)(b)	185	170,394
Open Text Corp.
3.88%, 02/15/28 (Call 02/15/23)(b)	175	159,387
3.88%, 12/01/29 (Call 12/01/24)(b)	210	186,619
Open Text Holdings Inc.
4.13%, 02/15/30 (Call 02/15/25)(b)	175	155,313
4.13%, 12/01/31 (Call 12/01/26)(b)	218	188,969
PTC Inc.
3.63%, 02/15/25 (Call 02/15/23)(b)	175	169,531
4.00%, 02/15/28 (Call 02/15/23)(b)	110	101,949
ROBLOX Corp., 3.88%, 05/01/30 (Call 11/01/24)(b)	255	219,300

S C H E D U L E O F I N V E S T M E N T S	45

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® BB Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
Twilio Inc.
3.63%, 03/15/29 (Call 03/15/24)	$125	$110,305
3.88%, 03/15/31 (Call 03/15/26)	130	111,731
Ziff Davis Inc., 4.63%, 10/15/30 (Call 10/15/25)(b)	125	111,461

		3,161,554

Telecommunications — 8.3%
British Telecommunications PLC
4.25%, 11/23/81 (Call 11/23/26)(a)(b)(d)	160	149,208
4.88%, 11/23/81 (Call 08/23/31)(b)(d)	75	68,813
Ciena Corp., 4.00%, 01/31/30 (Call 01/31/25)(b)	125	113,985
Embarq Corp., 8.00%, 06/01/36	345	310,500
Hughes Satellite Systems Corp., 5.25%, 08/01/26	185	179,912
Koninklijke KPN NV, 7.00%, 03/28/73(b)(d)	0	—
Level 3 Financing Inc.
3.63%, 01/15/29 (Call 01/15/24)(b)	255	206,948
3.75%, 07/15/29 (Call 01/15/24)(b)	250	203,125
4.25%, 07/01/28 (Call 07/01/23)(b)	310	261,950
4.63%, 09/15/27 (Call 09/15/22)(b)	250	224,687
5.25%, 03/15/26 (Call 03/15/23)	200	194,510
5.38%, 05/01/25 (Call 05/01/22)	125	123,912
Lumen Technologies Inc.
4.00%, 02/15/27 (Call 02/15/23)(b)	365	324,591
4.50%, 01/15/29 (Call 01/15/24)(b)	235	185,685
5.13%, 12/15/26 (Call 12/15/22)(a)(b)	300	270,000
5.38%, 06/15/29 (Call 06/15/24)(b)	230	187,291
5.63%, 04/01/25 (Call 01/01/25)	125	121,875
Series G, 6.88%, 01/15/28	75	71,438
Series P, 7.60%, 09/15/39(a)	125	109,095
Series U, 7.65%, 03/15/42	125	111,888
Series W, 6.75%, 12/01/23	175	177,844
Series Y, 7.50%, 04/01/24 (Call 01/01/24)	253	259,831
Millicom International Cellular SA
4.50%, 04/27/31 (Call 04/27/26)(b)	200	173,105
5.13%, 01/15/28 (Call 09/15/22)(b)	113	106,031
6.25%, 03/25/29 (Call 04/25/24)(b)	180	178,316
Nokia OYJ
4.38%, 06/12/27	135	130,950
6.63%, 05/15/39	110	127,017
Sprint Capital Corp.
6.88%, 11/15/28(a)	550	603,674
8.75%, 03/15/32	430	546,455
Sprint Corp.
7.13%, 06/15/24	550	578,875
7.63%, 02/15/25 (Call 11/15/24)	265	281,894
7.63%, 03/01/26 (Call 11/01/25)	305	331,285
7.88%, 09/15/23	885	929,250
Switch Ltd.
3.75%, 09/15/28 (Call 09/15/23)(a)(b)	125	117,188
4.13%, 06/15/29 (Call 06/15/24)(a)(b)	125	119,375
Telecom Italia Capital SA
6.00%, 09/30/34	335	286,515
6.38%, 11/15/33	270	235,912
7.20%, 07/18/36	225	202,964
7.72%, 06/04/38	185	173,669
Telecom Italia SpA/Milano, 5.30%, 05/30/24(b)	400	392,500
T-Mobile USA Inc.
2.25%, 02/15/26 (Call 02/15/23)	235	216,200
2.25%, 02/15/26 (Call 02/15/23)(b)	185	170,200
2.63%, 04/15/26 (Call 04/15/23)	375	347,812
2.63%, 02/15/29 (Call 02/15/24)	235	203,148

Security	Par/ Shares (000)	Value

Telecommunications (continued)
2.88%, 02/15/31 (Call 02/15/26)	$265	$224,945
3.38%, 04/15/29 (Call 04/15/24)	365	330,201
3.38%, 04/15/29 (Call 04/15/24)(b)	195	176,409
3.50%, 04/15/31 (Call 04/15/26)(a)	343	304,011
3.50%, 04/15/31 (Call 04/15/26)(b)	195	172,834
4.75%, 02/01/28 (Call 02/01/23)(a)	400	394,658
5.38%, 04/15/27 (Call 04/15/23)	100	102,000
United States Cellular Corp., 6.70%, 12/15/33	165	170,442
ViaSat Inc., 5.63%, 04/15/27 (Call 04/15/23)(b)	125	115,938
Viavi Solutions Inc., 3.75%, 10/01/29 (Call 10/01/24)(b)	75	67,480
Vmed O2 UK Financing I PLC
4.25%, 01/31/31 (Call 01/31/26)(b)	300	253,596
4.75%, 07/15/31 (Call 07/15/26)(b)	385	330,137
Vodafone Group PLC
3.25%, 06/04/81 (Call 06/04/26)(d)	150	135,000
4.13%, 06/04/81 (Call 04/04/31)(d)	250	216,017
5.13%, 06/04/81 (Call 12/04/50)(d)	245	204,673
7.00%, 04/04/79 (Call 01/04/29)(d)	460	485,774

		13,993,538

Toys, Games & Hobbies — 0.3%
Mattel Inc.
3.38%, 04/01/26 (Call 04/01/23)(b)	155	150,737
3.75%, 04/01/29 (Call 04/01/24)(a)(b)	115	109,538
5.45%, 11/01/41 (Call 05/01/41)(a)	75	75,281
5.88%, 12/15/27 (Call 12/15/22)(a)(b)	100	102,300
6.20%, 10/01/40(a)	100	103,750

		541,606

Transportation — 0.2%
Cargo Aircraft Management Inc., 4.75%, 02/01/28 (Call 02/01/23)(b)	175	164,519
First Student Bidco Inc./First Transit Parent Inc., 4.00%, 07/31/29 (Call 07/31/24)(a)(b)	210	187,950

		352,469

Trucking & Leasing — 0.1%
AerCap Global Aviation Trust, 6.50%, 06/15/45 (Call 06/15/25)(b)(d)	150	145,500

Total Corporate Bonds & Notes — 97.1% (Cost: $170,735,661)		163,145,616

Short-Term Investments

Money Market Funds — 10.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.38%(f)(g)(h)	14,918	14,918,183
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.34%(f)(g)	2,060	2,060,000

		16,978,183

Total Short-Term Investments — 10.1% (Cost: $16,978,350)		16,978,183

Total Investments in Securities — 107.2% (Cost: $187,714,011)		180,123,799

Other Assets, Less Liabilities — (7.2)%		(12,121,458)

Net Assets — 100.0%		$168,002,341

(a)	All or a portion of this security is on loan.

46	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® BB Rated Corporate Bond ETF

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(d)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(e)	Perpetual security with no stated maturity date.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/22	Shares Held at 04/30/22 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$7,575,790	$7,345,650	(a)	$—	$(3,090)	$(167)	$14,918,183	14,918	$8,884	(b)	$—

BlackRock Cash Funds: Treasury, SL Agency Shares	970,000	1,090,000	(a)	—	—	—	2,060,000	2,060	490		—

					$(3,090)	$(167)	$16,978,183		$9,374		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments

Assets

Corporate Bonds & Notes	$—	$163,145,616	$—	$163,145,616

Money Market Funds	16,978,183	—	—	16,978,183

	$16,978,183	$163,145,616	$—	$180,123,799

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	47

Schedule of Investments (unaudited) April 30, 2022	iShares® Convertible Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Convertible Bonds

Airlines — 2.7%
American Airlines Group Inc., 6.50%, 07/01/25	$6,445	$9,032,023
Copa Holdings SA, 4.50%, 04/15/25	2,150	3,501,103
GOL Equity Finance SA, 3.75%, 07/15/24(a)	3,000	2,380,110
JetBlue Airways Corp., 0.50%, 04/01/26(a)	5,425	4,437,759
Southwest Airlines Co., 1.25%, 05/01/25	13,905	18,994,091
Spirit Airlines Inc., 1.00%, 05/15/26	3,500	3,193,155

		41,538,241

Auto Manufacturers — 2.9%
Arrival SA, 3.50%, 12/01/26(a)	2,200	1,185,536
Fisker Inc., 2.50%, 09/15/26(a)	4,775	3,515,976
Ford Motor Co., 0.00% 03/15/26(b)	15,315	16,348,916
Li Auto Inc., 0.25%, 02/15/26	5,875	6,233,434
Lucid Group Inc., 1.25%, 12/15/26(a)	13,575	9,449,557
NIO Inc.
0.00%, 02/01/26(b)	5,075	4,253,611
0.50%, 02/01/27	4,975	3,932,588

		44,919,618

Auto Parts & Equipment — 0.4%
Luminar Technologies Inc., 1.25%, 12/15/26(a)	4,575	4,025,131
Meritor Inc., 3.25%, 10/15/37 (Call 10/15/25)	2,096	2,302,749

		6,327,880

Banks — 0.7%
Barclays Bank PLC, Series VUN, 0.00% 02/18/25(b)	1,375	1,510,479
BofA Finance LLC
0.13%, 09/01/22	2,075	2,063,981
0.25%, 05/01/23	1,260	1,336,419
Deutsche Bank AG/London, 1.00%, 05/01/23	1,545	1,631,072
JPMorgan Chase Bank N.A., 0.13%, 01/01/23(a)	3,700	3,634,214

		10,176,165

Biotechnology — 4.1%
BioMarin Pharmaceutical Inc.
0.60%, 08/01/24	3,445	3,499,397
1.25%, 05/15/27	4,278	4,415,837
Bridgebio Pharma Inc.
2.25%, 02/01/29	4,375	2,160,769
2.50%, 03/15/27	4,320	2,584,354
Esperion Therapeutics Inc., 4.00%, 11/15/25	1,800	971,964
Global Blood Therapeutics Inc., 1.88%, 12/15/28(a)	2,500	3,018,075
Guardant Health Inc., 0.00% 11/15/27(b)	7,290	5,849,715
Halozyme Therapeutics Inc., 0.25%, 03/01/27	5,235	4,549,634
Illumina Inc., 0.00% 08/15/23(b)	5,215	5,371,815
Innoviva Inc., 2.13%, 03/15/28(a)	1,825	1,724,607
Insmed Inc., 0.75%, 06/01/28	4,000	3,758,720
Intercept Pharmaceuticals Inc., 3.50%, 02/15/26(a)	3,225	3,410,695
Ionis Pharmaceuticals Inc.
0.00%, 02/15/26(b)	3,950	3,716,713
0.13%, 12/15/24	3,901	3,511,368
Livongo Health Inc., 0.88%, 06/01/25	3,575	3,044,255
NeoGenomics Inc., 0.25%, 01/15/28	2,350	1,642,815
Novavax Inc., 3.75%, 02/01/23	1,875	1,806,356
PTC Therapeutics Inc., 1.50%, 09/15/26	1,525	1,516,902
Sarepta Therapeutics Inc., 1.50%, 11/15/24	3,550	4,413,395
Travere Therapeutics Inc., 2.25%, 03/01/29	2,000	2,132,900

		63,100,286

Chemicals — 0.2%
Amyris Inc., 1.50%, 11/15/26(a)	4,375	3,016,256

Security	Par (000)	Value

Coal — 0.2%
Peabody Energy Corp., 3.25%, 03/01/28(a)	$2,500	$3,497,925

Commercial Services — 4.4%
2U Inc., 2.25%, 05/01/25	2,439	1,946,273
Affirm Holdings Inc., 0.00% 11/15/26(a)(b)	11,025	7,389,175
Alarm.com Holdings Inc, 0.00% 01/15/26(b)	3,170	2,647,108
Block Inc
0.13%, 03/01/25	6,651	7,464,484
0.50%, 05/15/23	3,180	4,521,547
Block Inc.
0.00%, 05/01/26(b)	4,225	3,673,342
0.25%, 11/01/27	4,154	3,435,316
Chegg Inc.
0.00%, 09/01/26(b)	6,705	5,172,907
0.13%, 03/15/25	4,856	4,337,671
Euronet Worldwide Inc., 0.75%, 03/15/49 (Call 03/20/25)	3,439	3,844,699
FTI Consulting Inc., 2.00%, 08/15/23	2,229	3,538,671
Marathon Digital Holdings Inc., 1.00%, 12/01/26(a)	4,800	2,865,360
Repay Holdings Corp., 0.00% 02/01/26(a)(b)	2,955	2,408,414
Sabre GLBL Inc., 4.00%, 04/15/25	2,038	3,142,922
Shift4 Payments Inc.
0.00%, 12/15/25(b)	4,385	4,253,932
0.50%, 08/01/27(a)	4,400	3,605,008
Stride Inc., 1.13%, 09/01/27	2,867	2,926,204

		67,173,033

Computers — 4.3%
3D Systems Corp., 0.00% 11/15/26(a)(b)	2,675	1,999,108
CyberArk Software Ltd., 0.00% 11/15/24(b)	3,950	4,700,895
Insight Enterprises Inc., 0.75%, 02/15/25	2,526	3,802,413
KBR Inc., 2.50%, 11/01/23	2,190	4,305,124
Lumentum Holdings Inc.
0.25%, 03/15/24	2,810	3,989,582
0.50%, 12/15/26	7,239	7,584,083
0.50%, 06/15/28(a)	6,025	5,379,481
PAR Technology Corp., 1.25%, 10/15/27	1,800	1,454,580
Parsons Corp., 0.25%, 08/15/25	2,790	2,892,449
Pure Storage Inc., 0.13%, 04/15/23	3,845	4,747,498
Rapid7 Inc., 0.25%, 03/15/27	4,200	4,709,880
Varonis Systems Inc., 1.25%, 08/15/25	1,630	2,522,539
Western Digital Corp., 1.50%, 02/01/24	7,390	7,088,784
Zscaler Inc., 0.13%, 07/01/25	7,457	11,115,404

		66,291,820

Cosmetics & Personal Care — 0.3%
Beauty Health Co. (The), 1.25%, 10/01/26(a)	4,625	3,907,154

Diversified Financial Services — 1.6%
Coinbase Global Inc., 0.50%, 06/01/26(a)	9,200	7,358,344
JPMorgan Chase Financial Co. LLC, 0.25%, 05/01/23(a)	3,225	3,428,788
LendingTree Inc., 0.50%, 07/15/25	3,811	3,042,474
PRA Group Inc., 3.50%, 06/01/23	2,025	2,171,954
SoFi Technologies Inc., 0.00% 10/15/26(a)(b)	7,543	5,110,684
Upstart Holdings Inc., 0.25%, 08/15/26(a)	4,725	3,645,527

		24,757,771

Electric — 0.3%
NRG Energy Inc., 2.75%, 06/01/48 (Call 06/01/25)	3,837	4,056,476

Electronics — 0.7%
II-VI Inc., 0.25%, 09/01/22	2,484	3,269,043
Itron Inc., 0.00% 03/15/26(b)	3,225	2,656,658
OSI Systems Inc., 1.25%, 09/01/22	1,594	1,591,593

48	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Convertible Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electronics (continued)
Vishay Intertechnology Inc., 2.25%, 06/15/25	$2,784	$2,729,991

		10,247,285

Energy - Alternate Sources — 2.1%
Array Technologies Inc., 1.00%, 12/01/28(a)	3,000	1,921,410
Enphase Energy Inc.
0.00%, 03/01/26(b)	4,375	4,106,987
0.00%, 03/01/28(b)	4,115	3,895,300
NextEra Energy Partners LP
0.00%, 06/15/24(a)(b)	3,175	2,952,909
0.00%, 11/15/25(a)(b)	4,345	4,217,083
SolarEdge Technologies Inc., 0.00% 09/15/25(b)	3,960	4,614,944
Stem Inc., 0.50%, 12/01/28(a)	2,950	1,890,390
Sunnova Energy International Inc., 0.25%, 12/01/26(a)	4,350	3,403,266
SunPower Corp., 4.00%, 01/15/23	2,850	3,016,526
Sunrun Inc., 0.00% 02/01/26(b)(c)	2,475	1,892,261

		31,911,076

Entertainment — 2.0%
Cinemark Holdings Inc., 4.50%, 08/15/25	3,115	4,294,775
DraftKings Inc., 0.00% 03/15/28(b)	8,425	5,562,943
Live Nation Entertainment Inc.
2.00%, 02/15/25	2,738	3,287,298
2.50%, 03/15/23	3,490	5,544,179
Marriott Vacations Worldwide Corp., 0.00% 01/15/26(b)	3,755	3,995,282
Penn National Gaming Inc., 2.75%, 05/15/26	2,139	3,738,908
Vail Resorts Inc., 0.00% 01/01/26(b)	3,850	3,648,068

		30,071,453

Food — 0.3%
Beyond Meat Inc., 0.00% 03/15/27(b)	7,850	4,213,017

Health Care - Products — 4.3%
Alphatec Holdings Inc., 0.75%, 08/01/26(a)	2,250	2,145,037
CONMED Corp., 2.63%, 02/01/24	2,128	3,321,276
Envista Holdings Corp., 2.38%, 06/01/25	3,351	6,597,348
Exact Sciences Corp.
0.38%, 03/15/27	5,030	4,308,094
0.38%, 03/01/28	7,685	6,172,976
1.00%, 01/15/25	2,300	2,445,866
Glaukos Corp., 2.75%, 06/15/27	2,148	2,632,804
Haemonetics Corp., 0.00% 03/01/26(b)	3,175	2,513,457
Insulet Corp., 0.38%, 09/01/26	5,365	6,595,141
Integra LifeSciences Holdings Corp., 0.50%, 08/15/25	3,988	4,068,917
LivaNova USA Inc., 3.00%, 12/15/25	1,995	2,913,578
Natera Inc., 2.25%, 05/01/27	1,789	2,203,225
Novocure Ltd., 0.00% 11/01/25(b)	3,485	3,147,443
NuVasive Inc.
0.38%, 03/15/25	3,216	3,017,348
1.00%, 06/01/23	2,986	2,932,580
Omnicell Inc., 0.25%, 09/15/25	3,593	4,441,990
Repligen Corp., 0.38%, 07/15/24	1,704	2,524,272
SmileDirectClub Inc., 0.00% 02/01/26(a)(b)	4,625	1,497,066
Tandem Diabetes Care Inc., 1.50%, 05/01/25(a)	2,000	2,211,820

		65,690,238

Health Care - Services — 0.8%
Accolade Inc., 0.50%, 02/15/26	1,875	1,131,206
Invitae Corp., 2.00%, 09/01/24	2,280	1,907,676
Oak Street Health Inc., 0.00% 03/15/26(b)	5,725	4,206,272
Teladoc Health Inc., 1.25%, 06/01/27	6,365	4,765,921

		12,011,075

Security	Par (000)	Value

Holding Companies - Diversified — 0.2%
Ares Capital Corp., 4.63%, 03/01/24	$2,560	$2,801,024

Home Builders — 0.3%
LCI Industries, 1.13%, 05/15/26	3,475	3,079,684
Winnebago Industries Inc., 1.50%, 04/01/25	1,725	1,850,477

		4,930,161

Internet — 22.3%
Airbnb Inc., 0.00% 03/15/26(b)	13,100	12,097,719
Booking Holdings Inc., 0.75%, 05/01/25	5,531	7,742,183
Etsy Inc.
0.13%, 10/01/26	4,257	5,612,344
0.13%, 09/01/27	4,548	3,985,185
0.25%, 06/15/28(a)	6,975	5,561,935
Expedia Group Inc., 0.00% 02/15/26(b)	6,645	7,898,911
Farfetch Ltd., 3.75%, 05/01/27	2,650	2,900,796
Fiverr International Ltd., 0.00% 11/01/25(b)	3,114	2,464,638
fuboTV Inc., 3.25%, 02/15/26	3,125	1,847,281
Hello Group Inc., 1.25%, 07/01/25	4,928	4,476,694
iQIYI Inc.
2.00%, 04/01/25	6,805	5,224,062
3.75%, 12/01/23	2,250	2,105,685
4.00%, 12/15/26	5,635	3,714,029
JOYY Inc.
0.75%, 06/15/25	3,505	3,208,442
1.38%, 06/15/26	2,800	2,499,140
Lyft Inc., 1.50%, 05/15/25	4,715	5,298,293
Magnite Inc., 0.25%, 03/15/26	2,275	1,771,179
Mandiant Inc.
0.88%, 06/01/24	3,887	4,259,064
Series B, 1.63%, 06/01/35 (Call 06/21/22)	2,870	2,864,805
Match Group Financeco 2 Inc., 0.88%, 06/15/26(a)	3,925	4,479,603
Match Group Financeco 3 Inc., 2.00%, 01/15/30(a)	4,285	5,204,475
MercadoLibre Inc., 2.00%, 08/15/28	2,800	6,490,904
NortonLifeLock Inc., 2.00%, 08/15/22	3,265	4,061,268
Okta Inc.
0.13%, 09/01/25	7,420	7,145,757
0.38%, 06/15/26	7,502	6,830,271
Opendoor Technologies Inc., 0.25%, 08/15/26(a)	6,750	4,747,748
Palo Alto Networks Inc.
0.38%, 06/01/25	13,113	25,124,901
0.75%, 07/01/23	11,575	24,483,787
Perficient Inc., 0.13%, 11/15/26(a)	2,550	2,198,636
Pinduoduo Inc., 0.00% 12/01/25(b)	12,965	11,535,479
Q2 Holdings Inc.
0.13%, 11/15/25	2,375	1,993,124
0.75%, 06/01/26	2,030	1,884,672
RealReal Inc., 1.00%, 03/01/28	1,950	1,215,591
Sea Ltd.
0.25%, 09/15/26	19,250	14,536,637
2.38%, 12/01/25	8,075	9,984,011
Shopify Inc., 0.13%, 11/01/25	5,787	5,044,991
Snap Inc.
0.00%, 05/01/27(a)(b)	8,000	6,342,880
0.13%, 03/01/28(a)	9,750	8,565,375
0.25%, 05/01/25	2,123	3,166,306
0.75%, 08/01/26	5,615	8,254,499
Spotify USA Inc., 0.00% 03/15/26(b)	10,225	8,317,935
TechTarget Inc., 0.00% 12/15/26(a)(b)	2,825	2,401,222
TripAdvisor Inc., 0.25%, 03/15/26	2,600	2,155,010

S C H E D U L E O F I N V E S T M E N T S	49

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Convertible Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Internet (continued)
Twitter Inc.
0.00%, 03/15/26(b)	$9,350	$8,851,364
0.25%, 06/15/24	7,555	8,162,044
Uber Technologies Inc., 0.00% 12/15/25(b)	7,295	6,293,688
Upwork Inc., 0.25%, 08/15/26(a)	4,175	3,261,844
Vnet Group Inc, 0.00% 02/01/26(b)	3,800	3,301,478
Wayfair Inc.
0.63%, 10/01/25	9,910	7,400,094
1.00%, 08/15/26	6,395	5,527,966
1.13%, 11/01/24	4,115	4,057,513
Weibo Corp., 1.25%, 11/15/22	5,841	5,688,375
Wix.com Ltd.
0.00%, 07/01/23(b)	2,531	2,486,277
0.00%, 08/15/25(b)	3,697	3,149,548
Zendesk Inc., 0.63%, 06/15/25	7,423	9,399,745
Zillow Group Inc.
0.75%, 09/01/24	4,000	4,502,920
1.38%, 09/01/26	3,215	3,690,595
2.75%, 05/15/25	3,900	3,992,547

		341,463,465

Iron & Steel — 0.6%
Allegheny Technologies Inc., 3.50%, 06/15/25	1,769	3,358,694
United States Steel Corp., 5.00%, 11/01/26	2,305	5,541,612

		8,900,306

Leisure Time — 2.9%
Callaway Golf Co., 2.75%, 05/01/26	1,563	2,261,927
Carnival Corp., 5.75%, 04/01/23	3,450	6,268,339
Liberty TripAdvisor Holdings Inc., 0.50%, 06/30/51 (Call 03/27/25)(a)	1,850	1,507,140
NCL Corp. Ltd.
1.13%, 02/15/27(a)	7,750	6,812,715
2.50%, 02/15/27(a)	3,300	3,005,937
5.38%, 08/01/25	3,155	4,271,302
Peloton Interactive Inc., 0.00% 02/15/26(b)	6,285	5,110,648
Royal Caribbean Cruises Ltd.
2.88%, 11/15/23	3,590	4,134,136
4.25%, 06/15/23	7,642	9,416,625
Virgin Galactic Holdings Inc, 2.50%, 02/01/27(a)	2,475	2,000,295

		44,789,064

Lodging — 0.4%
Huazhu Group Ltd.
0.38%, 11/01/22	3,415	3,309,852
3.00%, 05/01/26, (Put 05/01/24)	3,029	3,130,926

		6,440,778

Machinery — 0.7%
Chart Industries Inc., 1.00%, 11/15/24(a)	1,670	4,865,529
Middleby Corp. (The), 1.00%, 09/01/25	5,057	6,660,271

		11,525,800

Manufacturing — 0.2%
John Bean Technologies Corp., 0.25%, 05/15/26(a)	2,700	2,552,445

Media — 5.4%
Cable One Inc.
0.00%, 03/15/26(b)	3,900	3,197,805
1.13%, 03/15/28	1,891	1,560,434
DISH Network Corp.
0.00%, 12/15/25(b)	13,410	12,251,510
2.38%, 03/15/24	6,835	6,328,732
3.38%, 08/15/26	20,189	17,342,755

Security	Par (000)	Value

Media (continued)
Liberty Broadband Corp.
1.25%, 09/30/50 (Call 10/05/23)(a)	$5,325	$5,003,902
2.75%, 09/30/50 (Call 10/05/23)(a)	3,873	3,716,724
Liberty Interactive LLC, 1.75%, 09/30/46 (Call 10/05/23)(a)	2,350	3,095,632
Liberty Latin America Ltd., 2.00%, 07/15/24	2,346	2,113,371
Liberty Media Corp.
0.50%, 12/01/50 (Call 09/01/24)(a)	6,200	8,083,994
1.38%, 10/15/23	6,470	8,414,429
2.13%, 03/31/48 (Call 04/07/23)(a)	3,078	2,964,791
2.75%, 12/01/49 (Call 12/01/24)(a)	3,712	3,549,600
Liberty Media Corp.-Liberty Formula One, 1.00%, 01/30/23	2,743	4,652,018

		82,275,697

Metal Fabricate & Hardware — 0.1%
Xometry Inc., 0.50%, 02/01/27(a)	2,200	1,914,220

Mining — 0.4%
Lithium Americas Corp., 1.75%, 01/15/27(a)	1,400	1,289,008
MP Materials Corp., 0.25%, 04/01/26(a)	4,325	4,811,303

		6,100,311

Oil & Gas — 2.3%
CNX Resources Corp., 2.25%, 05/01/26	2,410	4,177,639
EQT Corp., 1.75%, 05/01/26	3,215	8,764,154
Nabors Industries Inc., 0.75%, 01/15/24	1,850	1,723,312
Pioneer Natural Resources Co., 0.25%, 05/15/25	8,674	19,164,075
Transocean Inc., 4.00%, 12/15/25	1,700	1,875,202

		35,704,382

Pharmaceuticals — 3.8%
Aerie Pharmaceuticals Inc., 1.50%, 10/01/24	1,725	1,517,603
Aphria Inc., 5.25%, 06/01/24(a)	1,275	1,204,748
Ascendis Pharma A/S, 2.25%, 04/01/28(a)	4,000	3,724,360
Aurora Cannabis Inc., 5.50%, 02/28/24	800	729,592
Clovis Oncology Inc., 1.25%, 05/01/25	2,025	1,463,569
Dexcom Inc., 0.25%, 11/15/25	7,770	8,163,939
DexCom Inc., 0.75%, 12/01/23	5,154	12,811,916
GSK Finance No. 3 PLC, 0.00% 06/22/23(a)(b)	1,550	1,493,069
Herbalife Nutrition Ltd., 2.63%, 03/15/24	3,335	3,097,681
Jazz Investments I Ltd.
1.50%, 08/15/24	3,997	4,065,509
2.00%, 06/15/26	6,600	8,068,038
Neurocrine Biosciences Inc., 2.25%, 05/15/24	2,655	3,396,196
Pacira BioSciences Inc., 0.75%, 08/01/25	2,545	3,049,852
Revance Therapeutics Inc., 1.75%, 02/15/27	2,175	1,898,905
Supernus Pharmaceuticals Inc., 0.63%, 04/01/23	2,405	2,337,900
Tilray Inc., 5.00%, 10/01/23	1,800	1,752,300

		58,775,177

Real Estate — 0.6%
Radius Global Infrastructure Inc., 2.50%, 09/15/26(a)	1,500	1,337,055
Realogy Group LLC / Realogy Co-Issuer Corp., 0.25%, 06/15/26(a)	2,700	2,082,861
Redfin Corp.
0.00%, 10/15/25(b)	4,558	3,171,137
0.50%, 02/15/26	3,900	2,393,313

		8,984,366

Real Estate Investment Trusts — 1.8%
Apollo Commercial Real Estate Finance Inc., 4.75%, 08/23/22	2,536	2,494,054
Arbor Realty Trust Inc., 4.75%, 11/01/22	1,875	1,938,769
Blackstone Mortgage Trust Inc.
4.38%, 05/05/22	2,625	2,624,134

50	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Convertible Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
5.50%, 03/15/27	$2,225	$2,151,464
iStar Inc., 3.13%, 09/15/22	1,965	2,425,891
Pebblebrook Hotel Trust, 1.75%, 12/15/26	4,745	5,384,009
PennyMac Corp., 5.50%, 03/15/26	2,360	2,187,319
Starwood Property Trust Inc., 4.38%, 04/01/23 (Call 01/01/23)	1,900	1,867,985
Summit Hotel Properties Inc., 1.50%, 02/15/26	1,650	1,695,721
Two Harbors Investment Corp., 6.25%, 01/15/26	1,600	1,500,944
Uniti Fiber Holdings Inc., 4.00%, 06/15/24(a)	2,079	2,623,012

		26,893,302

Retail — 2.1%
American Eagle Outfitters Inc., 3.75%, 04/15/25	2,601	4,979,068
Burlington Stores Inc., 2.25%, 04/15/25	3,127	3,780,950
Cheesecake Factory Inc. (The), 0.38%, 06/15/26	2,500	2,152,175
Cracker Barrel Old Country Store Inc., 0.63%, 06/15/26(a)	2,100	1,857,198
Dick’s Sporting Goods Inc., 3.25%, 04/15/25	3,075	9,228,290
Guess? Inc., 2.00%, 04/15/24	2,000	2,219,540
National Vision Holdings Inc., 2.50%, 05/15/25	2,472	3,402,115
Patrick Industries Inc., 1.75%, 12/01/28(a)	1,800	1,618,200
Shake Shack Inc., 0.00% 03/01/28(b)	1,475	1,138,995
Vroom Inc., 0.75%, 07/01/26(a)	4,400	1,726,648

		32,103,179

Semiconductors — 2.3%
Impinj Inc., 1.13%, 05/15/27(a)	2,300	1,881,653
MACOM Technology Solutions Holdings Inc., 0.25%, 03/15/26	3,100	2,915,550
Microchip Technology Inc., 0.13%, 11/15/24	4,450	4,775,473
ON Semiconductor Corp., 0.00% 05/01/27(a)(b)	5,600	6,685,224
Silicon Laboratories Inc., 0.63%, 06/15/25	3,691	4,697,794
SMART Global Holdings Inc., 2.25%, 02/15/26	1,475	1,955,201
Wolfspeed Inc.
0.25%, 02/15/28(a)	5,300	5,304,611
1.75%, 05/01/26	3,801	7,871,985

		36,087,491

Software — 19.2%
1Life Healthcare Inc., 3.00%, 06/15/25	2,300	1,943,201
8x8 Inc., 0.50%, 02/01/24	3,571	3,214,186
Akamai Technologies Inc.
0.13%, 05/01/25	7,562	9,525,549
0.38%, 09/01/27	7,476	8,271,895
Alteryx Inc.
0.50%, 08/01/24	2,400	2,179,824
1.00%, 08/01/26	2,942	2,525,295
Avalara Inc., 0.25%, 08/01/26(a)	6,700	5,321,944
Avaya Holdings Corp., 2.25%, 06/15/23	2,421	2,339,122
Bandwidth Inc.
0.25%, 03/01/26	2,680	1,896,743
0.50%, 02/15/26	1,450	915,153
Bentley Systems Inc.
0.13%, 01/15/26	4,275	4,101,178
0.38%, 07/01/27(a)	3,825	3,253,392
BigCommerce Holdings Inc., 0.25%, 10/01/26(a)	2,400	1,792,176
Bilibili Inc.
0.50%, 12/01/26(a)	9,650	6,838,472
1.25%, 06/15/27	5,434	5,611,692
1.38%, 04/01/26	2,990	3,661,046
Bill.com Holdings Inc.
0.00%, 12/01/25(b)	7,420	9,722,871
0.00%, 04/01/27(a)(b)	3,850	3,270,613

Security	Par (000)	Value

Software (continued)
Blackline Inc.
0.00%, 03/15/26(b)	$7,590	$6,245,887
0.13%, 08/01/24	1,813	2,050,866
Box Inc., 0.00% 01/15/26(b)	2,075	2,746,595
Ceridian HCM Holding Inc., 0.25%, 03/15/26	3,975	3,284,701
Cloudflare Inc., 0.00% 08/15/26(a)(b)	8,275	7,253,286
Confluent Inc., 0.00% 01/15/27(a)(b)	7,575	5,803,435
Coupa Software Inc.
0.13%, 06/15/25	5,200	4,798,404
0.38%, 06/15/26	8,982	7,299,402
Datadog Inc., 0.13%, 06/15/25	4,779	7,194,450
DigitalOcean Holdings Inc., 0.00% 12/01/26(a)(b)	9,800	7,344,316
DocuSign Inc, 0.00% 01/15/24(b)	4,785	4,452,873
Dropbox Inc.
0.00%, 03/01/26(b)	4,690	4,227,660
0.00%, 03/01/28(b)	4,445	4,027,214
Envestnet Inc.
0.75%, 08/15/25(a)	2,760	2,739,079
1.75%, 06/01/23	2,305	2,842,895
Everbridge Inc.
0.00%, 03/15/26(b)	2,325	2,020,727
0.13%, 12/15/24	2,820	2,556,725
Fastly Inc., 0.00% 03/15/26(b)	6,325	4,770,062
Five9 Inc., 0.50%, 06/01/25	5,040	5,441,638
Guidewire Software Inc., 1.25%, 03/15/25	2,874	2,903,171
HubSpot Inc., 0.38%, 06/01/25	3,189	4,769,181
Jamf Holding Corp., 0.13%, 09/01/26(a)	2,375	2,217,158
LivePerson Inc., 0.00% 12/15/26(b)	3,385	2,681,936
MicroStrategy Inc.
0.00%, 02/15/27(b)	7,000	4,584,020
0.75%, 12/15/25	4,500	5,019,345
MongoDB Inc., 0.25%, 01/15/26	7,764	13,912,777
New Relic Inc., 0.50%, 05/01/23	3,475	3,419,191
Nutanix Inc., 0.25%, 10/01/27(a)	4,250	3,409,647
PagerDuty Inc., 1.25%, 07/01/25	1,900	2,023,405
Pegasystems Inc., 0.75%, 03/01/25	4,252	3,947,982
Porch Group Inc., 0.75%, 09/15/26(a)	2,850	1,641,173
Progress Software Corp., 1.00%, 03/15/26	2,525	2,544,392
RingCentral Inc.
0.00%, 03/01/25(b)	6,628	5,558,572
0.00%, 03/15/26(b)	4,421	3,498,426
Sailpoint Technologies Holdings Inc., 0.13%, 09/15/24	2,473	5,602,631
Splunk Inc.
0.50%, 09/15/23	4,893	5,166,910
1.13%, 09/15/25	5,656	6,180,764
1.13%, 06/15/27	8,491	7,656,844
Tabula Rasa HealthCare Inc., 1.75%, 02/15/26	1,853	1,322,375
Tyler Technologies Inc., 0.25%, 03/15/26	4,115	4,156,397
Unity Software Inc., 0.00% 11/15/26(a)(b)	11,750	9,083,690
Verint Systems Inc., 0.25%, 04/15/26	1,810	1,899,613
Workday Inc., 0.25%, 10/01/22	7,427	10,452,388
Workiva Inc., 1.13%, 08/15/26	2,475	3,514,401
Ziff Davis Inc., 1.75%, 11/01/26(a)	3,381	3,624,635
Zynga Inc.
0.13%, 12/15/26	5,715	5,679,110
0.25%, 06/01/24	4,491	5,109,815

		295,064,516

Telecommunications — 0.9%
GDS Holdings Ltd., 2.00%, 06/01/25	1,745	1,694,587
Infinera Corp., 2.13%, 09/01/24	2,800	2,952,292

S C H E D U L E O F I N V E S T M E N T S	51

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Convertible Bond ETF (Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

Telecommunications (continued)
InterDigital Inc., 2.00%, 06/01/24	$2,535	$2,524,531
Nice Ltd., 0.00% 09/15/25(b)	3,129	3,212,106
Vonage Holdings Corp., 1.75%, 06/01/24	2,375	3,084,840

		13,468,356

Transportation — 0.4%
Air Transport Services Group Inc., 1.13%, 10/15/24	1,749	1,977,542
Atlas Air Worldwide Holdings Inc., 1.88%, 06/01/24	2,150	2,719,771
CryoPort Inc., 0.75%, 12/01/26(a)	3,000	2,265,030

		6,962,343

Trucking & Leasing — 0.2%
Greenbrier Companies Inc., 2.88%, 03/15/26	2,350	2,403,557

Total Convertible Bonds — 99.4% (Cost: $1,791,475,527)		1,523,046,709

Common Stocks

Media — 0.1%
Gannett Co. Inc.(d)	400	1,604,000

Total Common Stocks — 0.1% (Cost $2,377,106)		1,604,000

Short-Term Investments

Money Market Funds — 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.38%(e)(f)(g)	360	359,879

Security	Shares (000)	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.34%(e)(f)	4,080	$4,080,000

		4,439,879

Total Short-Term Investments — 0.3% (Cost: $ 4,439,936)		4,439,879

Total Investments in Securities — 99.8% (Cost: $ 1,798,292,569)		1,529,090,588

Other Assets, Less Liabilities — 0.2%		3,527,064

Net Assets — 100.0%		$1,532,617,652

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Zero-coupon bond.
(c)	All or a portion of this security is on loan.
(d)	Non-income producing security.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/22	Shares Held at 04/30/22 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency
Shares	$—	$360,029	(a)	$—		$(93)	$(57)	$359,879	360	$558	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency
Shares	4,430,000	—		(350,000	)(a)	—	—	4,080,000	4,080	2,694		—

						$(93)	$(57)	$4,439,879		$3,252		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

52	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Convertible Bond ETF

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Convertible Bonds	$—	$1,523,046,709	$—	$1,523,046,709
Common Stocks	1,604,000	—	—	1,604,000
Money Market Funds	4,439,879	—	—	4,439,879

	$6,043,879	$1,523,046,709	$—	$1,529,090,588

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	53

Schedule of Investments (unaudited) April 30, 2022	iShares® Floating Rate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Agriculture — 0.2%
BAT Capital Corp., 1.39%, 08/15/22 (Call 07/15/22), (3 mo. LIBOR US + 0.880%)(a)(b)	$20,048	$20,060,630

Auto Manufacturers — 5.5%
American Honda Finance Corp.
0.63%, 02/22/23, (3 mo. LIBOR US + 0.150%)(a)(b)	7,245	7,241,015
0.74%, 05/10/23, (3 mo. LIBOR US + 0.370%)(b)	15,062	15,068,627
0.93%, 11/16/22, (3 mo. LIBOR US + 0.470%)(a)(b)	6,863	6,871,785
1.03%, 09/08/23, (3 mo. LIBOR US + 0.420%)(b)	11,785	11,792,425
1.29%, 01/12/24, (3 mo. LIBOR US + 0.280%)(a)(b)	18,312	18,261,642
1.51%, 06/27/22, (3 mo. LIBOR US + 0.540%)(a)(b)	5,000	5,001,200
BMW Finance NV, 1.18%, 08/12/22, (3 mo. LIBOR US + 0.790%)(a)(b)(c)	18,007	18,031,850
BMW U.S. Capital LLC
0.43%, 08/12/24, (SOFR + 0.380%)(b)(c)	29,342	29,158,906
0.81%, 04/01/24, (SOFR + 0.530%)(a)(b)(c)	26,675	26,643,257
1.12%, 04/01/25, (SOFR + 0.840%)(a)(b)(c)	11,425	11,443,508
Daimler Finance North America LLC, 1.15%, 05/04/23, (3 mo. LIBOR US + 0.840%)(a)(b)(c)	9,814	9,860,911
Daimler Trucks Finance North America LLC
0.78%, 06/14/23, (SOFR + 0.500%)(a)(b)(c)	10,477	10,452,274
0.88%, 12/14/23, (SOFR + 0.500%)(a)(b)(c)	12,015	11,982,199
1.03%, 12/13/24, (SOFR + 0.750%)(b)(c)	5,350	5,310,410
1.61%, 04/05/24, (SOFR + 0.750%)(b)(c)	16,600	16,604,814
General Motors Financial Co. Inc.
0.91%, 10/15/24, (SOFR + 0.620%)(b)	12,238	12,039,744
1.01%, 03/08/24, (SOFR + 0.760%)(b)	25,072	24,915,049
1.27%, 02/26/27, (SOFR + 0.620%)(a)(b)	1,270	1,235,024
1.40%, 11/17/23, (SOFR + 1.200%)(b)	34,518	34,565,980
1.92%, 04/07/25, (SOFR + 1.040%)(b)	20,600	20,539,642
1.95%, 01/05/23, (3 mo. LIBOR US + 0.990%)(b)	10,292	10,301,263
2.31%, 06/30/22, (3 mo. LIBOR US + 1.310%)(b)	17,677	17,691,672
Nissan Motor Acceptance Corp.
1.25%, 03/08/24, (3 mo. LIBOR US + 0.640%)(a)(b)(c)	15,815	15,719,636
1.66%, 09/28/22, (3 mo. LIBOR US + 0.690%)(b)(c)	11,039	11,026,636
1.67%, 07/13/22, (3 mo. LIBOR US + 0.650%)(a)(b)(c)	5,690	5,687,383
Toyota Motor Credit Corp.
0.54%, 06/18/24, (SOFR + 0.260%)(a)(b)	32,629	32,378,409
0.56%, 09/13/24, (SOFR + 0.290%)(a)(b)	21,665	21,504,246
0.60%, 04/06/23, (SOFR + 0.320%)(a)(b)	19,754	19,737,209
0.60%, 01/13/25, (SOFR + 0.290%)(a)(b)	28,604	28,356,003
0.61%, 01/11/24, (SOFR + 0.330%)(a)(b)	16,091	16,031,624
0.62%, 10/14/22, (SOFR + 0.340%)(a)(b)	8,097	8,097,729
0.87%, 05/17/22, (3 mo. LIBOR US + 0.400%)(a)(b)	9,678	9,677,129
0.90%, 03/22/24, (SOFR + 0.320%)(a)(b)	11,856	11,861,098
1.09%, 09/08/22, (3 mo. LIBOR US + 0.480%)(a)(b)	19,760	19,772,251

		524,862,550

Banks — 51.7%
ANZ New Zealand Int’l Ltd./London, 0.81%, 02/18/25, (SOFR + 0.600%)(b)(c)	9,654	9,616,929
ASB Bank Ltd., 1.77%, 06/14/23, (3 mo. LIBOR US + 0.970%)(a)(b)(c)	10,737	10,801,637
Australia & New Zealand Banking Group Ltd.
0.97%, 11/21/22, (3 mo. LIBOR US + 0.490%)(a)(b)(c)	19,804	19,820,041
1.19%, 05/19/22, (3 mo. LIBOR US + 0.710%)(a)(b)(c)	9,519	9,520,142
Banco Santander SA
1.55%, 02/23/23, (3 mo. LIBOR US + 1.090%)(b)	16,632	16,717,322
2.13%, 04/12/23, (3 mo. LIBOR US + 1.120%)(b)	16,545	16,638,479

Security	Par (000)	Value

Banks (continued)
Bank of America Corp.
0.97%, 04/22/25 (Call 04/22/24), (SOFR + 0.690%)(b)	$24,797	$24,607,551
1.01%, 10/24/24 (Call 10/24/23), (SOFR + 0.730%)(b)	24,567	24,505,828
1.09%, 02/05/26 (Call 02/05/25), (3 mo. LIBOR US + 0.770%)(a)(b)	42,470	42,182,478
1.20%, 02/04/28 (Call 02/04/27), (SOFR + 1.050%)(a)(b)	14,000	13,723,220
1.37%, 03/05/24 (Call 03/05/23), (3 mo. LIBOR US + 0.790%)(b)	53,014	53,033,085
1.48%, 04/02/26 (Call 04/02/25), (SOFR + 1.330%)(b)	19,650	19,675,741
1.59%, 09/15/26, (3 mo. LIBOR US + 0.760%)(a)(b)	1,050	1,019,981
1.86%, 04/25/25 (Call 04/27/24)(b)	14,090	14,103,808
2.14%, 07/23/24 (Call 07/23/23), (3 mo. LIBOR US + 0.960%)(a)(b)	22,796	22,871,683
Series 2025, 0.81%, 02/04/25 (Call 02/04/24), (SOFR + 0.660%)(a)(b)	25,185	24,978,483
Bank of Montreal
0.53%, 09/15/23, (SOFR + 0.265%)(a)(b)	22,504	22,380,903
0.55%, 04/14/23, (SOFR + 0.270%)(b)	13,649	13,601,638
0.60%, 12/08/23, (SOFR + 0.350%)(a)(b)	17,225	17,089,956
0.60%, 07/09/24, (SOFR + 0.320%)(a)(b)	16,575	16,429,637
0.75%, 01/10/25, (SOFR + 0.465%)(a)(b)	17,736	17,552,255
0.89%, 09/15/26, (SOFR + 0.620%)(a)(b)	31,901	30,950,031
0.94%, 03/10/23, (SOFR + 0.680%)(b)	52,145	52,189,323
0.96%, 03/08/24, (SOFR + 0.710%)(b)	7,789	7,785,106
1.38%, 09/11/22, (3 mo. LIBOR US + 0.630%)(b)	8,399	8,409,667
Bank of New York Mellon Corp., 1.33%, 04/25/25 (Call 03/25/25)(b)	20,000	19,980,600
Bank of New York Mellon Corp. (The) 0.54%, 04/26/24 (Call 03/26/24), (SOFR + 0.260%)(b)	11,969	11,915,379
2.29%, 10/30/23 (Call 10/30/22), (3 mo. LIBOR US + 1.050%)(a)(b)	22,544	22,616,592
Series J, 0.48%, 10/25/24 (Call 09/25/24), (SOFR + 0.200%)(b)	25,971	25,765,050
Bank of New Zealand, 1.09%, 01/27/27, (SOFR + 0.810%)(a)(b)(c)	13,250	13,192,230
Bank of Nova Scotia, 1.53%, 04/11/25(b)	12,500	12,485,000
Bank of Nova Scotia (The) 0.53%, 09/15/23, (SOFR + 0.260%)(a)(b)	24,018	23,872,691
0.56%, 06/23/23 (Call 06/23/22), (SOFR + 0.280%)(a)(b)	28,317	28,240,544
0.66%, 07/31/24, (SOFR + 0.380%)(b)	23,881	23,697,833
0.79%, 03/02/26, (SOFR + 0.545%)(a)(b)	18,894	18,647,622
0.82%, 09/15/23, (SOFR + 0.550%)(b)	54,378	54,275,226
0.88%, 09/15/26, (SOFR + 0.610%)(a)(b)	9,625	9,487,459
1.22%, 03/11/24, (SOFR + 0.960%)(a)(b)	11,355	11,397,922
1.55%, 09/19/22, (3 mo. LIBOR US + 0.620%)(a)(b)	12,226	12,238,104
Series FRN, 0.72%, 04/15/24, (SOFR + 0.445%)(a)(b)	29,927	29,799,511
Bank of Nova Scotia/The, 0.74%, 01/10/25, (SOFR + 0.460%)(a)(b)	8,775	8,686,460
Banque Federative du Credit Mutuel SA
0.58%, 02/04/25, (SOFR + 0.410%)(a)(b)(c)	27,191	26,789,117
1.79%, 07/20/22, (3 mo. LIBOR US + 0.730%)(b)(c)	6,075	6,077,552
2.02%, 07/20/23, (3 mo. LIBOR US + 0.960%)(b)(c)	9,305	9,364,552
Barclays PLC, 1.84%, 05/16/24 (Call 05/16/23), (3 mo. LIBOR US + 1.380%)(b)	48,597	48,911,909
BPCE SA
0.86%, 01/14/25, (SOFR + 0.570%)(b)(c)	19,390	19,250,974
1.40%, 05/31/22, (3 mo. LIBOR US + 0.880%)(a)(b)	20,232	20,237,867
1.70%, 05/22/22, (3 mo. LIBOR US + 1.220%)(b)(c)	15,190	15,194,557
2.04%, 09/12/23, (3 mo. LIBOR US + 1.240%)(b)(c)	17,566	17,703,717

54	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Floating Rate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Canadian Imperial Bank of Commerce
0.62%, 06/22/23, (SOFR + 0.340%)(a)(b)	$32,945	$32,835,623
0.67%, 12/14/23, (SOFR + 0.400%)(a)(b)	22,936	22,848,614
0.70%, 10/18/24, (SOFR + 0.420%)(a)(b)	29,250	28,939,365
1.08%, 03/17/23, (SOFR + 0.800%)(a)(b)	39,470	39,522,100
1.46%, 09/13/23, (3 mo. LIBOR US + 0.660%)(a)(b)	10,501	10,521,057
1.56%, 04/07/25(b)	7,495	7,494,101
1.60%, 06/16/22, (3 mo. LIBOR US + 0.720%)(b)	11,882	11,885,565
Citigroup Inc.
0.95%, 05/01/25 (Call 05/01/24), (SOFR + 0.669%)(b)	26,558	26,257,363
0.97%, 01/25/26 (Call 01/25/25), (SOFR + 1.528%)(b)	20,196	19,758,151
1.43%, 02/24/28 (Call 02/24/27), (SOFR + 1.280%)(b)	10,000	9,893,200
1.55%, 06/01/24 (Call 06/01/23),
(3 mo. LIBOR US + 1.023%)(a)(b)	34,444	34,563,521
1.57%, 05/17/24 (Call 05/17/23),
(3 mo. LIBOR US + 1.100%)(a)(b)	50,435	50,396,165
1.81%, 03/17/26 (Call 03/17/25), (SOFR + 1.280%)(a)(b)	11,660	11,737,656
1.91%, 10/27/22 (Call 09/27/22),
(3 mo. LIBOR US + 0.690%)(b)	22,385	22,421,488
1.95%, 09/01/23 (Call 09/01/22),
(3 mo. LIBOR US + 1.430%)(b)	58,010	58,019,282
2.13%, 07/24/23 (Call 07/24/22),
(3 mo. LIBOR US + 0.950%)(a)(b)	25,188	25,199,335
2.22%, 07/01/26 (Call 07/01/25),
(3 mo. LIBOR US + 1.250%)(a)(b)	21,204	21,314,473
Commonwealth Bank of Australia
0.68%, 07/07/25, (SOFR + 0.400%)(a)(b)(c)	44,981	44,547,383
0.79%, 06/15/26, (SOFR + 0.520%)(a)(b)(c)	20,111	19,892,192
1.01%, 03/14/25, (SOFR + 0.400%)(a)(b)(c)	13,758	13,775,335
1.24%, 03/14/27, (SOFR + 0.740%)(a)(b)(c)	10,500	10,580,010
1.34%, 06/04/24, (3 mo. LIBOR US + 0.820%)(b)(c)	7,600	7,646,056
1.58%, 03/16/23, (3 mo. LIBOR US + 0.700%)(a)(b)(c)	4,409	4,424,432
1.63%, 09/18/22, (3 mo. LIBOR US + 0.680%)(a)(b)(c)	10,573	10,590,234
Cooperatieve Rabobank UA/NY
0.58%, 01/12/24, (SOFR + 0.300%)(a)(b)	45,535	45,425,716
0.66%, 01/10/25, (SOFR + 0.300%)(b)	27,315	27,195,633
1.47%, 01/10/23, (3 mo. LIBOR US + 0.480%)(a)(b)	6,840	6,844,514
Credit Agricole SA/London, 2.20%, 04/24/23, (3 mo. LIBOR US + 1.020%)(a)(b)(c)	20,689	20,777,963
Credit Suisse AG/New York NY
0.56%, 08/09/23, (SOFR + 0.380%)(b)	35,775	35,616,874
0.67%, 02/02/24, (SOFR + 0.390%)(b)	15,145	15,026,263
1.70%, 02/21/25, (SOFR + 0.380%)(b)	3,750	3,750,338
Credit Suisse Group AG
2.00%, 12/14/23 (Call 12/14/22), (3 mo. LIBOR US + 1.200%)(a)(b)(c)	37,000	37,091,760
2.04%, 06/12/24 (Call 06/12/23), (3 mo. LIBOR US + 1.240%)(a)(b)(c)	39,380	39,547,365
Danske Bank A/S, 1.86%, 09/12/23, (3 mo. LIBOR US + 1.060%)(a)(b)(c)	5,544	5,561,186
DBS Group Holdings Ltd.
0.50%, 11/22/24, (SOFR + 0.300%)(b)(c)	8,900	8,846,422
1.80%, 07/25/22, (3 mo. LIBOR US + 0.620%)(b)(c)	4,270	4,272,647
Deutsche Bank AG/New York NY
1.65%, 11/16/22, (3 mo. LIBOR US + 1.190%)(a)(b)	14,471	14,499,218
1.74%, 02/27/23, (3 mo. LIBOR US + 1.230%)(b)	10,905	10,950,256
Series E, 0.55%, 11/08/23, (SOFR + 0.500%)(b)	18,305	18,167,163
DNB Bank ASA
1.11%, 03/28/25 (Call 03/28/24), (3 mo. LIBOR US + 0.390%)(b)(c)	10,900	10,906,104

Security	Par (000)	Value

Banks (continued)
1.12%, 12/02/22, (3 mo. LIBOR US + 0.620%)(a)(b)(c)	$16,440	$16,466,140
Federation des Caisses Desjardins du Quebec, 0.48%, 05/21/24, (SOFR + 0.430%)(b)(c)	14,581	14,464,352
Goldman Sachs Group Inc., 0.98%, 01/24/25 (Call 01/24/24), (SOFR + 0.620%)(b)	16,945	16,794,698
Goldman Sachs Group Inc. (The)
0.74%, 11/17/23 (Call 11/17/22), (SOFR + 0.540%)(b)	20,441	20,382,539
0.76%, 09/10/24 (Call 09/10/23), (SOFR + 0.500%)(b)	10,819	10,692,742
0.77%, 10/21/24 (Call 10/21/23), (SOFR + 0.490%)(a)(b)	22,386	22,240,715
0.83%, 03/08/24 (Call 03/08/23), (SOFR + 0.580%)(a)(b)	26,171	26,023,919
0.87%, 12/06/23 (Call 12/06/22), (SOFR + 0.620%)(b)	25,755	25,621,074
1.05%, 12/09/26 (Call 12/09/25), (SOFR + 0.540%)(b)	1,847	1,800,493
1.07%, 03/09/27 (Call 03/09/26), (SOFR + 0.810%)(a)(b)	1,075	1,045,911
1.21%, 02/23/23, (3 mo. LIBOR US + 0.750%)(a)(b)	88,302	88,345,268
1.63%, 06/05/23 (Call 06/05/22), (3 mo. LIBOR US + 1.050%)(b)	34,709	34,659,366
1.66%, 03/15/24, (SOFR + 1.390%)(a)(b)	16,200	16,337,376
2.11%, 11/29/23, (3 mo. LIBOR US + 1.600%)(b)	60,826	61,547,396
2.12%, 03/15/28 (Call 03/15/27), (SOFR + 1.390%)(b)	9,980	10,126,307
2.18%, 07/24/23 (Call 07/24/22), (3 mo. LIBOR US + 1.000%)(b)	29,598	29,599,776
Series ., 1.68%, 05/15/26 (Call 05/15/25), (3 mo. LIBOR US + 1.170%)(a)(b)	52,252	52,433,837
Hana Bank, 1.66%, 10/02/22, (3 mo. LIBOR US + 0.700%)(b)(d)	4,900	4,906,713
HSBC Holdings PLC
1.49%, 05/18/24 (Call 05/18/23), (3 mo. LIBOR US + 1.000%)(a)(b)	72,045	72,100,475
1.68%, 03/10/26 (Call 03/10/25), (SOFR + 0.580%)(a)(b)	15,595	15,621,511
1.98%, 03/11/25 (Call 03/11/24), (3 mo. LIBOR US + 1.230%)(a)(b)	16,053	16,035,823
2.18%, 09/12/26 (Call 09/12/25), (3 mo. LIBOR US + 0.380%)(a)(b)	4,668	4,689,473
Series ., 0.63%, 11/22/24 (Call 11/22/23), (SOFR + 0.580%)(a)(b)	39,797	39,356,049
ING Groep NV
1.29%, 04/01/27 (Call 04/01/26), (SOFR + 1.010%)(a)(b)	6,000	5,879,940
1.92%, 03/28/26 (Call 03/28/25), (SOFR + 1.010%)(a)(b)	4,655	4,689,959
1.96%, 10/02/23, (3 mo. LIBOR US + 1.000%)(a)(b)	20,706	20,808,702
Inter-American Development Bank, 0.90%, 04/12/27, (SOFR + 0.170%)(b)	1,600	1,599,072
JPMorgan Chase & Co.
0.77%, 06/01/25 (Call 06/01/24), (SOFR + 0.535%)(a)(b)	22,004	21,661,398
0.86%, 03/16/24 (Call 03/16/23), (SOFR + 0.580%)(a)(b)	34,087	33,972,127
0.86%, 12/10/25 (Call 12/10/24), (SOFR + 0.600%)(b)	14,450	14,233,684
1.14%, 02/24/26 (Call 02/24/25), (SOFR + 0.920%)(b)	22,626	22,347,248
1.16%, 04/22/27 (Call 04/22/26), (SOFR + 0.885%)(b)	30	29,359
1.40%, 02/24/28 (Call 02/24/27), (SOFR + 1.180%)(b)	7,000	6,904,870
1.84%, 01/10/25 (Call 01/10/24), (3 mo. LIBOR US + 0.850%)(a)(b)	14,532	14,540,719
1.91%, 04/23/24 (Call 04/23/23), (3 mo. LIBOR US + 0.730%)(b)	28,160	28,170,138
2.07%, 07/23/24 (Call 07/23/23), (3 mo. LIBOR US + 0.890%)(b)	34,928	35,062,822
2.41%, 10/24/23 (Call 10/24/22), (3 mo. LIBOR US + 1.230%)(b)	70,449	70,640,621
Series FRN, 0.86%, 06/23/25 (Call 06/23/24), (SOFR + 0.580%)(a)(b)	21,218	20,942,166
Korea Development Bank (The), 1.69%, 07/06/22, (3 mo. LIBOR US + 0.725%)(b)	10,853	10,860,380

S C H E D U L E O F I N V E S T M E N T S	55

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Floating Rate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Kreditanstalt fuer Wiederaufbau, 1.18%, 02/12/24, (SOFR + 1.000%)(b)	$35,450	$36,011,528
Macquarie Bank Ltd.
0.58%, 04/06/23, (SOFR + 0.300%)(b)(c)	1,965	1,957,926
1.59%, 03/21/25, (SOFR + 0.300%)(a)(b)(c)	20,465	20,604,367
Macquarie Group Ltd.
0.99%, 10/14/25 (Call 10/14/24), (SOFR + 0.710%)(a)(b)(c)	25,877	25,754,861
1.53%, 11/28/23 (Call 11/28/22), (3 mo. LIBOR US + 1.020%)(b)(c)	19,686	19,719,072
2.32%, 03/27/24 (Call 03/27/23), (3 mo. LIBOR US + 1.350%)(b)(c)	18,447	18,546,983
Mitsubishi UFJ Financial Group Inc.
1.24%, 03/02/23, (3 mo. LIBOR US + 0.740%)(a)(b)	25,225	25,277,972
1.97%, 07/25/22, (3 mo. LIBOR US + 0.790%)(a)(b)	29,985	30,005,390
2.07%, 07/26/23, (3 mo. LIBOR US + 0.860%)(b)	67,190	67,458,760
Mizuho Financial Group Inc.
1.13%, 05/25/24 (Call 05/25/23), (3 mo. LIBOR US + 0.630%)(a)(b)	40,285	40,182,273
1.16%, 05/22/26 (Call 05/22/25), (SOFR + 0.960%)(a)(b)	21,535	21,365,735
1.22%, 09/08/24 (Call 09/08/23), (3 mo. LIBOR US + 0.610%)(b)	11,690	11,667,555
1.37%, 03/05/23, (3 mo. LIBOR US + 0.790%)(b)	31,457	31,545,080
1.63%, 09/11/22, (3 mo. LIBOR US + 0.880%)(a)(b)	41,910	41,966,159
1.65%, 09/13/23 (Call 09/13/22), (3 mo. LIBOR US + 0.850%)(a)(b)	26,690	26,715,355
1.75%, 09/11/24 (Call 09/11/23), (3 mo. LIBOR US + 1.000%)(a)(b)	19,565	19,666,934
1.88%, 07/16/23 (Call 07/16/22), (3 mo. LIBOR US + 0.840%)(a)(b)	24,461	24,467,604
1.98%, 07/10/24 (Call 07/10/23), (3 mo. LIBOR US + 0.990%)(b)	17,650	17,707,539
Morgan Stanley
0.90%, 01/24/25 (Call 01/24/24), (3 mo. LIBOR US + 0.140%)(b)	43,391	42,974,012
1.10%, 02/18/26 (Call 02/18/25), (SOFR + 0.950%)(a)(b)	26,565	26,354,074
1.56%, 05/08/24 (Call 05/08/23), (3 mo. LIBOR US + 1.220%)(a)(b)	68,488	68,866,739
2.58%, 10/24/23 (Call 10/24/22), (3 mo. LIBOR US + 1.400%)(b)	81,537	81,816,672
MUFG Union Bank N.A., 0.97%, 12/09/22 (Call 11/09/22), (SOFR + 0.710%)(b)	3,093	3,098,103
National Australia Bank Ltd.
0.66%, 01/12/25, (3 mo. LIBOR US + 0.600%)(b)(c)	30,785	30,609,525
0.93%, 01/12/27, (SOFR + 0.380%)(a)(b)(c)	15,905	15,773,466
1.20%, 05/22/22, (3 mo. LIBOR US + 0.720%)(a)(b)(c)	13,875	13,875,971
1.21%, 12/13/22, (3 mo. LIBOR US + 0.410%)(a)(b)(c)	33,058	33,082,793
1.61%, 04/12/23, (3 mo. LIBOR US + 0.600%)(a)(b)(c)	14,595	14,636,304
National Bank of Canada
0.50%, 05/16/23 (Call 05/16/22), (SOFR + 0.300%)(b)	3,487	3,482,153
0.54%, 08/06/24, (SOFR + 0.490%)(a)(b)	25,940	25,715,360
Natwest Group PLC
1.98%, 05/15/23 (Call 05/15/22), (3 mo. LIBOR US + 1.470%)(a)(b)	53,949	53,961,408
2.52%, 06/25/24 (Call 06/25/23),
(3 mo. LIBOR US + 1.550%)(b)	33,678	33,914,756
NatWest Markets PLC
0.72%, 08/12/24, (SOFR + 0.530%)(b)(c)	16,250	16,160,950
1.04%, 09/29/26, (SOFR + 0.760%)(b)(c)	15,844	15,601,745
1.73%, 03/22/25, (SOFR + 0.760%)(b)(c)	15,500	15,550,995

Security	Par (000)	Value

Banks (continued)
1.94%, 09/29/22, (SOFR + 1.662%)(a)(b)(c)	$8,905	$8,942,223
PNC Bank N.A., 1.72%, 07/27/22, (3 mo. LIBOR US + 0.500%)(a)(b)	5,425	5,427,224
Royal Bank of Canada
0.57%, 08/05/22, (SOFR + 0.400%)(a)(b)	2,545	2,545,204
0.58%, 01/19/24, (SOFR + 0.300%)(b)	18,949	18,807,451
0.62%, 10/07/24, (SOFR + 0.340%)(b)	20,817	20,600,503
0.64%, 07/29/24, (SOFR + 0.360%)(b)	21,590	21,464,130
0.72%, 01/21/25, (SOFR + 0.590%)(b)	10,245	10,146,136
0.73%, 10/26/23, (SOFR + 0.450%)(a)(b)	39,808	39,660,312
0.80%, 01/20/26, (SOFR + 0.525%)(b)	13,008	12,808,587
0.85%, 04/27/26, (SOFR + 0.570%)(b)	14,863	14,654,769
0.87%, 11/02/26, (SOFR + 0.590%)(b)	11,800	11,630,788
0.99%, 01/21/27, (SOFR + 0.440%)(a)(b)	14,155	13,952,725
1.40%, 01/17/23, (3 mo. LIBOR US + 0.360%)(a)(b)	26,455	26,432,778
1.62%, 10/05/23, (3 mo. LIBOR US + 0.660%)(b)	13,795	13,848,525
Shinhan Bank Co. Ltd., 2.88%, 04/24/25, (3 mo. LIBOR US + 1.700%)(b)(d)	13,150	13,565,672
Skandinaviska Enskilda Banken AB
0.84%, 09/01/23, (3 mo. LIBOR US + 0.320%)(a)(b)(c)	17,679	17,635,863
1.45%, 12/12/22, (3 mo. LIBOR US + 0.645%)(a)(b)(c)	7,613	7,625,257
Societe Generale SA, 1.33%, 01/21/26 (Call 01/21/25), (3 mo. LIBOR US + 0.320%)(a)(b)(c)	30,267	29,601,126
Standard Chartered PLC
1.14%, 11/23/25 (Call 11/23/24), (SOFR + 0.930%)(b)(c)	14,670	14,502,762
1.53%, 10/14/23 (Call 10/14/22), (SOFR + 1.250%)(b)(c)	24,134	24,209,539
2.02%, 03/30/26 (Call 03/30/25), (SOFR + 0.930%)(b)(c)	15,000	15,112,350
Sumitomo Mitsui Financial Group Inc.
1.16%, 01/14/27, (3 mo. LIBOR US + 0.080%)(a)(b)	15,325	15,168,532
1.78%, 10/18/22, (3 mo. LIBOR US + 0.740%)(a)(b)	24,112	24,136,112
1.78%, 01/17/23, (3 mo. LIBOR US + 0.740%)(a)(b)	15,951	15,959,933
1.79%, 07/12/22, (3 mo. LIBOR US + 0.780%)(a)(b)	16,211	16,218,619
1.84%, 10/16/23, (3 mo. LIBOR US + 0.800%)(a)(b)	24,385	24,442,792
1.90%, 07/19/23, (3 mo. LIBOR US + 0.860%)(a)(b)	20,574	20,530,177
Sumitomo Mitsui Trust Bank Ltd., 0.71%, 09/16/24,
(SOFR + 0.440%)(a)(b)(c)	20,900	20,778,989
Swedbank AB, 1.19%, 04/04/25, (SOFR + 0.440%)(a)(b)(c)	16,340	16,357,647
Toronto Dominion Bank, 0.69%, 01/10/25,
(SOFR + 0.590%)(a)(b)	19,535	19,326,952
Toronto-Dominion Bank, 1.17%, 03/08/24, (SOFR + 0.410%)(a)(b)	10,155	10,191,863
Toronto-Dominion Bank (The) 0.46%, 06/02/23, (SOFR + 0.220%)(a)(b)	16,882	16,807,213
0.52%, 01/06/23, (SOFR + 0.240%)(a)(b)	18,056	18,025,666
0.60%, 03/04/24, (SOFR + 0.355%)(a)(b)	37,174	36,916,012
0.61%, 09/10/24, (SOFR + 0.350%)(b)	31,110	30,802,322
0.73%, 09/28/23, (SOFR + 0.450%)(a)(b)	18,486	18,435,533
0.76%, 01/27/23, (SOFR + 0.480%)(b)	32,868	32,856,168
0.85%, 09/10/26, (SOFR + 0.590%)(a)(b)	9,512	9,325,470
1.05%, 12/01/22, (3 mo. LIBOR US + 0.530%)(a)(b)	9,320	9,329,506
1.68%, 07/19/23, (3 mo. LIBOR US + 0.640%)(a)(b)	12,527	12,569,341
Truist Bank
0.48%, 01/17/24 (Call 01/17/23), (SOFR + 0.200%)(a)(b)	40,175	39,764,813
0.99%, 03/09/23 (Call 02/09/23), (SOFR + 0.730%)(b)	6,407	6,417,315
Truist Financial Corp., 0.66%, 06/09/25 (Call 06/09/24), (SOFR + 0.400%)(a)(b)	41,170	40,504,693
U.S. Bank NA/Cincinnati OH, 1.04%, 12/09/22 (Call 11/09/22), (3 mo. LIBOR US + 0.400%)(a)(b)	7,772	7,776,741
UBS AG London, 0.75%, 01/13/25 (Call 12/13/24),
(SOFR + 0.450%)(b)(c)	24,880	24,656,080

56	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Floating Rate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
UBS AG/London
0.50%, 08/09/24, (SOFR + 0.450%)(b)(c)	$37,280	$37,045,882
0.54%, 02/09/24, (SOFR + 0.360%)(b)(c)	43,930	43,739,783
0.55%, 06/01/23, (SOFR + 0.320%)(b)(c)	34,144	34,055,908
UBS Group AG
1.46%, 08/15/23 (Call 08/15/22), (3 mo. LIBOR US + 0.950%)(b)(c)	30,280	30,333,596
1.70%, 05/23/23 (Call 05/23/22), (3 mo. LIBOR US + 1.220%)(a)(b)(c)	36,482	36,497,687
Wells Fargo & Co., 2.47%, 10/31/23 (Call 10/31/22), (3 mo. LIBOR US + 1.230%)(b)	64,356	64,599,909
Westpac Banking Corp.
0.51%, 11/18/24, (SOFR + 0.300%)(a)(b)	29,180	28,995,291
0.76%, 06/03/26, (SOFR + 0.520%)(a)(b)	18,170	18,058,073
1.23%, 05/15/23, (3 mo. LIBOR US + 0.720%)(a)(b)	25,909	26,002,531
1.28%, 02/26/24, (3 mo. LIBOR US + 0.770%)(a)(b)	16,199	16,268,170
1.41%, 01/13/23, (3 mo. LIBOR US + 0.390%)(a)(b)	19,938	19,951,757
1.56%, 01/11/23, (3 mo. LIBOR US + 0.570%)(a)(b)	13,993	14,017,488
1.68%, 06/28/22, (3 mo. LIBOR US + 0.710%)(a)(b)	10,314	10,319,879

		4,949,665,159

Beverages — 0.1%
PepsiCo Inc., 0.67%, 05/02/22, (3 mo. LIBOR US + 0.365%)(b)	8,238	8,238,000

Chemicals — 0.1%
DuPont de Nemours Inc., 1.62%, 11/15/23, (3 mo. LIBOR US + 1.110%)(a)(b)	10,076	10,174,241

Computers — 0.3%
Apple Inc., 0.73%, 05/11/22, (3 mo. LIBOR US + 0.350%)(b)	25,821	25,821,258

Cosmetics & Personal Care — 0.2%
GSK Consumer Healthcare Capital US LLC, 1.17%, 03/24/24 (Call 03/24/23), (SOFR + 0.540%)(b)(c)	15,535	15,565,759

Diversified Financial Services — 3.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 0.96%, 09/29/23, (SOFR + 0.680%)(b)	36,555	36,191,643
AIG Global Funding, 0.65%, 12/15/23, (SOFR + 0.380%)(b)(c)	2,000	1,991,840
Air Lease Corp., 1.18%, 12/15/22, (3 mo. LIBOR US + 0.350%)(a)(b)	16,120	16,095,659
American Express Co.
0.40%, 11/03/23, (SOFR + 0.230%)(b)	21,358	21,208,280
0.82%, 11/04/26 (Call 10/04/26), (SOFR + 0.650%)(b)	7,088	6,987,067
0.98%, 03/04/25 (Call 02/01/25), (SOFR + 0.930%)(a)(b)	11,485	11,554,714
1.16%, 02/27/23 (Call 01/27/23), (3 mo. LIBOR US + 0.650%)(b)	16,299	16,323,938
1.44%, 04/17/25 (Call 04/17/24), (SOFR + 0.950%)(b)	26,570	26,586,208
1.47%, 05/03/24(b)	30,000	29,994,000
1.49%, 04/14/25, (SOFR + 0.710%)(b)	22,000	21,972,940
1.90%, 08/01/22 (Call 07/01/22),
(3 mo. LIBOR US + 0.610%)(a)(b)	8,025	8,031,902
2.02%, 04/25/26 (Call 04/25/25),
(3 mo. LIBOR US + 1.230%)(b)	25,055	25,064,771
2.03%, 04/26/26 (Call 04/26/25), (SOFR + 1.180%)(b)	15,015	15,016,502
2.04%, 08/03/23 (Call 07/03/23), (3 mo. LIBOR US + 0.750%)(a)(b)	16,360	16,401,718
BOC Aviation Ltd., 2.09%, 09/26/23 (Call 08/27/23), (3 mo. LIBOR US + 1.125%)(a)(b)(d)	11,515	11,518,915

Security	Par (000)	Value

Diversified Financial Services (continued)
Capital One Financial Corp.
0.94%, 12/06/24 (Call 12/06/23), (SOFR + 0.690%)(b)	$12,355	$12,283,217
1.96%, 01/30/23 (Call 12/30/22), (3 mo. LIBOR US + 0.720%)(a)(b)	11,274	11,276,368
Charles Schwab Corp., 1.29%, 03/03/27 (Call 02/03/27), (SOFR + 0.520%)(b)	21,800	21,783,432
Charles Schwab Corp. (The)
0.55%, 03/18/24 (Call 02/18/24), (SOFR + 0.500%)(a)(b)	34,946	34,839,764
0.71%, 05/13/26 (Call 04/13/26), (SOFR + 0.520%)(b)	23,072	22,760,989

		367,883,867

Electric — 4.5%
American Electric Power Co. Inc., Series A, 1.77%, 11/01/23 (Call 05/31/22), (3 mo. LIBOR US + 0.480%)(b)	9,815	9,819,417
CenterPoint Energy Inc., 0.84%, 05/13/24 (Call 05/13/22), (SOFR + 0.650%)(a)(b)	23,444	23,258,558
Cleco Power LLC, 1.33%, 06/15/23 (Call 05/31/22), (3 mo. LIBOR US + 0.500%)(b)(c)	5,120	5,113,242
Dominion Energy Inc., Series D, 1.36%, 09/15/23 (Call 05/20/22), (3 mo. LIBOR US + 0.530%)(a)(b)	34,338	34,254,559
Duke Energy Corp., 0.30%, 06/10/23, (SOFR + 0.250%)(b)	15,566	15,505,448
Eversource Energy, 0.45%, 08/15/23, (SOFR + 0.250%)(a)(b)	12,262	12,229,751
Florida Power & Light Co.
0.44%, 05/10/23 (Call 05/31/22), (SOFR + 0.250%)(a)(b)	32,286	32,148,784
0.66%, 01/12/24 (Call 07/12/22), (SOFR + 0.250%)(b)	26,863	26,791,276
National Rural Utilities Cooperative Finance Corp, 0.58%, 08/07/23, (SOFR + 0.330%)(a)(b)	8,660	8,647,270
National Rural Utilities Cooperative Finance Corp., Series D, 0.61%, 10/18/24, (SOFR + 0.330%)(a)(b)	10,105	9,993,138
NextEra Energy Capital Holdings Inc.
0.59%, 03/01/23, (SOFR + 0.540%)(b)	16,322	16,310,411
0.68%, 11/03/23 (Call 05/03/22), (SOFR + 0.400%)(b)	47,614	47,335,934
0.75%, 02/22/23 (Call 05/31/22), (3 mo. LIBOR US + 0.270%)(b)	61,269	61,135,434
1.30%, 03/21/24 (Call 09/21/22), (SOFR + 0.400%)(a)(b)	15,820	15,825,695
Pacific Gas and Electric Co., 2.36%, 06/16/22 (Call 05/31/22), (3 mo. LIBOR US + 1.480%)(b)	16,925	16,922,969
PPL Electric Utilities Corp., 0.61%, 06/24/24 (Call 06/24/22), (SOFR + 0.330%)(b)	22,264	22,101,695
Southern California Edison Co.
0.92%, 04/03/23, (SOFR + 0.640%)(a)(b)	1,967	1,966,803
1.11%, 04/01/24 (Call 04/01/23), (SOFR + 0.830%)(a)(b)	19,793	19,804,480
Series F, 0.62%, 06/13/22, (SOFR + 0.350%)(b)	18,050	18,051,083
Southern Co. (The), Series 2021, 0.56%, 05/10/23 (Call 05/10/22), (SOFR + 0.370%)(b)	37,560	37,443,564

		434,659,511

Electronics — 0.1%
Honeywell International Inc., 0.71%, 08/08/22, (3 mo. LIBOR US + 0.370%)(a)(b)	14,089	14,092,663

Entertainment — 0.2%
Magallanes Inc., 2.05%, 03/15/24, (SOFR + 1.310%)(a)(b)(c)	17,810	17,980,442

Food — 0.1%
General Mills Inc., 2.05%, 10/17/23, (3 mo. LIBOR US + 1.010%)(a)(b)	13,954	14,094,238

S C H E D U L E O F I N V E S T M E N T S	57

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Floating Rate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Gas — 0.2%
Atmos Energy Corp., 1.02%, 03/09/23 (Call 05/31/22), (3 mo. LIBOR US + 0.380%)(a)(b)	$4,820	$4,816,867
CenterPoint Energy Resources Corp., 1.00%, 03/02/23 (Call 05/31/22), (3 mo. LIBOR US + 0.500%)(a)(b)	2,032	2,028,769
ONE Gas Inc., 1.36%, 03/11/23 (Call 05/31/22), (3 mo. LIBOR US + 0.610%)(a)(b)	1,737	1,735,645
Southern California Gas Co., 1.15%, 09/14/23 (Call 05/31/22), (3 mo. LIBOR US + 0.350%)(b)	13,527	13,484,796
Spire Missouri Inc., 0.74%, 12/02/24 (Call 06/02/22), (SOFR + 0.370%)(a)(b)	500	497,185

		22,563,262

Health Care - Products — 0.9%
Baxter International Inc.
0.49%, 12/01/23, (SOFR + 0.260%)(b)(c)	36,285	36,187,756
0.49%, 11/29/24, (SOFR + 0.440%)(b)(c)	13,140	13,045,261
Thermo Fisher Scientific Inc.
0.67%, 10/18/23 (Call 10/18/22), (SOFR + 0.390%)(a)(b)	19,560	19,494,669
0.82%, 10/18/24 (Call 10/18/22), (SOFR + 0.530%)(b)	13,142	13,087,592

		81,815,278

Health Care - Services — 0.6%
Roche Holdings Inc.
0.49%, 03/05/24, (SOFR + 0.240%)(a)(b)(c)	12,044	12,015,937
0.59%, 09/11/23, (SOFR + 0.240%)(a)(b)(c)	22,350	22,358,717
0.82%, 03/10/25, (SOFR + 0.330%)(a)(b)(c)	26,165	26,232,506

		60,607,160

Household Products & Wares — 0.2%
Reckitt Benckiser Treasury Services PLC, 1.51%, 06/24/22, (3 mo. LIBOR US + 0.560%)(a)(b)(c)	17,665	17,669,946

Insurance — 6.3%
Athene Global Funding
0.77%, 08/19/24, (SOFR + 0.560%)(a)(b)(c)	21,635	21,270,450
0.92%, 05/24/24, (SOFR + 0.700%)(b)(c)	58,752	58,050,501
1.00%, 01/07/25, (SOFR + 0.715%)(a)(b)(c)	20,925	20,608,195
2.19%, 07/01/22, (3 mo. LIBOR US + 1.230%)(b)(c)	10,695	10,695,428
Brighthouse Financial Global Funding
0.53%, 02/24/23, (SOFR + 0.310%)(a)(b)(c)	6,042	6,030,460
1.04%, 04/12/24, (SOFR + 0.760%)(a)(b)(c)	15,555	15,586,888
Equitable Financial Life Global Funding, 0.67%, 04/06/23, (SOFR + 0.390%)(a)(b)(c)	5,882	5,870,118
GA Global Funding Trust
0.77%, 09/13/24, (SOFR + 0.500%)(a)(b)(c)	20,120	19,733,092
1.99%, 04/11/25, (SOFR + 0.500%)(b)(c)	19,745	19,692,478
Jackson National Life Global Funding
0.88%, 01/06/23, (SOFR + 0.600%)(a)(b)(c)	24,515	24,527,993
1.70%, 06/27/22, (3 mo. LIBOR US + 0.730%)(b)(c)	14,771	14,780,158
MassMutual Global Funding II
0.46%, 06/02/23, (SOFR + 0.220%)(b)(c)	3,306	3,296,578
0.55%, 10/21/24, (SOFR + 0.270%)(b)(c)	13,998	13,913,732
0.64%, 04/12/24, (SOFR + 0.360%)(a)(b)(c)	20,162	20,110,184
0.92%, 03/21/25, (SOFR + 0.270%)(b)(c)	3,000	3,015,180
MET Tower Global Funding, 0.83%, 01/17/23, (SOFR + 0.550%)(b)(c)	18,199	18,206,644
Metropolitan Life Global Funding I
0.58%, 09/27/24, (SOFR + 0.300%)(a)(b)(c)	13,050	12,942,338
0.60%, 09/08/22, (SOFR + 0.350%)(b)(c)	3,922	3,924,392
0.60%, 01/07/24, (SOFR + 0.320%)(a)(b)(c)	17,857	17,775,394
0.85%, 01/13/23, (SOFR + 0.570%)(b)(c)	35,907	35,931,417
0.96%, 03/21/25, (SOFR + 0.910%)(b)(c)	13,884	13,906,631

Security	Par (000)	Value

Insurance (continued)
New York Life Global Funding
0.47%, 06/30/23, (SOFR + 0.190%)(b)(c)	$4,269	$4,259,907
0.50%, 02/02/23, (SOFR + 0.220%)(a)(b)(c)	25,224	25,196,001
0.59%, 04/26/24, (SOFR + 0.310%)(b)(c)	13,192	13,121,027
0.61%, 01/14/25, (SOFR + 0.190%)(a)(b)(c)	27,465	27,211,773
0.64%, 10/21/23, (SOFR + 0.360%)(b)(c)	9,045	9,031,704
0.74%, 06/09/26, (SOFR + 0.480%)(a)(b)(c)	16,735	16,425,403
1.22%, 06/10/22, (3 mo. LIBOR US + 0.520%)(b)(c)	13,490	13,491,349
1.27%, 01/10/23, (3 mo. LIBOR US + 0.280%)(a)(b)(c)	20,131	20,130,597
1.30%, 04/21/25, (SOFR + 0.330%)(b)(c)	27,000	26,908,200
1.45%, 07/12/22, (3 mo. LIBOR US + 0.440%)(b)(c)	12,884	12,888,638
Northwestern Mutual Global Funding, 0.61%, 03/25/24, (SOFR + 0.330%)(b)(c)	12,556	12,490,709
Pacific Life Global Funding II, 0.87%, 06/04/26, (SOFR + 0.620%)(b)(c)	16,020	15,878,223
Pacific Life Global Funding II., 0.68%, 01/27/25, (SOFR + 0.620%)(a)(b)(c)	4,250	4,223,055
Principal Life Global Funding II
0.61%, 08/23/24, (SOFR + 0.380%)(b)(c)	12,421	12,347,716
0.73%, 04/12/24, (SOFR + 0.450%)(a)(b)(c)	12,433	12,405,150
Protective Life Global Funding, 1.26%, 03/28/25, (SOFR + 0.380%)(b)(c)	14,300	14,357,772

		600,235,475

Internet — 0.5%
eBay Inc., 2.11%, 01/30/23, (3 mo. LIBOR US + 0.870%)(b)	16,357	16,431,588
Tencent Holdings Ltd.
1.65%, 01/19/23, (3 mo. LIBOR US + 0.605%)(a)(b)(d)	3,080	3,070,236
1.90%, 04/11/24, (3 mo. LIBOR US + 0.910%)(a)(b)(d)	24,123	24,106,114

		43,607,938

Lodging — 0.1%
Hyatt Hotels Corp., 1.33%, 10/01/23 (Call 10/01/22), (SOFR + 1.050%)(a)(b)	8,560	8,570,786

Machinery — 2.1%
Caterpillar Financial Services Corp.
0.35%, 11/17/22, (SOFR + 0.150%)(a)(b)	20,149	20,119,985
0.45%, 01/10/24, (SOFR + 0.170%)(a)(b)	27,527	27,434,785
0.45%, 05/17/24, (SOFR + 0.245%)(b)	24,660	24,535,960
0.54%, 09/13/24, (SOFR + 0.270%)(a)(b)	32,182	31,943,531
1.13%, 05/13/22, (3 mo. LIBOR US + 0.735%)(b)	11,930	11,930,716
John Deere Capital Corp.
0.40%, 07/10/23, (SOFR + 0.120%)(a)(b)	20,158	20,085,431
0.48%, 10/11/24, (SOFR + 0.200%)(a)(b)	21,924	21,857,132
0.80%, 03/07/25, (SOFR + 0.200%)(b)	11,830	11,843,250
1.09%, 09/08/22, (3 mo. LIBOR US + 0.480%)(a)(b)	12,401	12,408,813
1.13%, 06/07/23, (3 mo. LIBOR US + 0.550%)(a)(b)	14,159	14,203,601
1.29%, 06/13/22, (3 mo. LIBOR US + 0.490%)(b)	2,614	2,614,627

		198,977,831

Manufacturing — 0.4%
3M Co., 0.69%, 02/14/24, (3 mo. LIBOR US + 0.300%)(a)(b)	6,577	6,557,466
General Electric Co., 0.70%, 05/05/26, (3 mo. LIBOR US + 0.380%)(a)(b)	29,928	29,145,084

		35,702,550

Media — 0.6%
Charter Communications Operating LLC/Charter Communications Operating Capital, 2.94%, 02/01/24 (Call 01/01/24), (3 mo. LIBOR US + 1.650%)(b)	29,521	30,071,862

58	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Floating Rate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
Comcast Corp., 1.67%, 04/15/24, (3 mo. LIBOR US + 0.630%)(b)	$20,391	$20,502,947
Walt Disney Co. (The), 0.91%, 09/01/22, (3 mo. LIBOR US + 0.390%)(a)(b)	9,601	9,606,472

		60,181,281

Multi-National — 1.1%
Asian Development Bank, 1.22%, 08/27/26, (SOFR + 1.000%)(b)	34,625	35,718,111
Inter-American Development Bank, 0.43%, 09/16/26, (SOFR + 0.170%)(a)(b)	27,527	27,462,312
International Bank for Reconstruction & Development, 0.44%, 06/15/26, (SOFR + 0.130%)(b)	46,580	46,530,625

		109,711,048

Oil & Gas — 1.0%
Chevron Corp., 1.28%, 05/11/23, (3 mo. LIBOR US + 0.900%)(a)(b)	20,345	20,484,567
Chevron USA Inc.
0.50%, 08/12/22, (3 mo. LIBOR US + 0.110%)(b)	3,390	3,389,458
0.58%, 08/11/23, (3 mo. LIBOR US + 0.200%)(b)	18,810	18,813,009
ConocoPhillips Co., 1.41%, 05/15/22, (3 mo. LIBOR US + 0.900%)(b)	11,067	11,068,107
Exxon Mobil Corp., 0.79%, 08/16/22, (3 mo. LIBOR US + 0.330%)(a)(b)	12,320	12,323,203
Shell International Finance BV, 0.79%, 11/13/23, (3 mo. LIBOR US + 0.400%)(a)(b)	26,280	26,364,621

		92,442,965

Pharmaceuticals — 1.3%
AbbVie Inc., 1.13%, 11/21/22, (3 mo. LIBOR US + 0.650%)(a)(b)	26,999	27,031,669
AstraZeneca PLC, 1.13%, 08/17/23, (3 mo. LIBOR US + 0.665%)(a)(b)	11,693	11,747,372
Bayer U.S. Finance II LLC, 1.84%, 12/15/23 (Call 11/15/23), (3 mo. LIBOR US + 1.010%)(b)(c)	30,625	30,757,913
Becton Dickinson and Co., 1.61%, 06/06/22, (3 mo. LIBOR US + 1.030%)(b)	8,705	8,705,783
Bristol-Myers Squibb Co., 0.84%, 05/16/22, (3 mo. LIBOR US + 0.380%)(b)	8,844	8,844,796
Cigna Corp., 1.93%, 07/15/23 (Call 06/15/23), (3 mo. LIBOR US + 0.890%)(a)(b)	29,364	29,643,545
Pfizer Inc., 1.16%, 09/15/23, (3 mo. LIBOR US + 0.330%)(a)(b)	5,824	5,831,164

		122,562,242

Pipelines — 0.5%
Enbridge Inc.
0.45%, 02/17/23, (SOFR + 0.400%)(b)	24,561	24,521,702
0.83%, 02/16/24, (SOFR + 0.630%)(a)(b)	23,825	23,835,960

		48,357,662

Real Estate Investment Trusts — 0.5%
Public Storage, 0.75%, 04/23/24 (Call 05/31/22), (SOFR + 0.470%)(b)	24,366	24,299,968
Simon Property Group LP, 0.71%, 01/11/24 (Call 01/11/23), (3 mo. LIBOR US + 0.170%)(a)(b)	20,860	20,791,579

		45,091,547

Retail — 0.0%
Starbucks Corp., 0.47%, 02/14/24 (Call 02/14/23), (SOFR + 0.420%)(b)	4,128	4,131,509

Security	Par (000)	Value

Semiconductors — 0.6%
Analog Devices Inc., 0.52%, 10/01/24, (SOFR + 0.250%)(b)	$17,833	$17,728,142
Intel Corp., 0.73%, 05/11/22, (3 mo. LIBOR US + 0.350%)(a)(b)	19,237	19,237,577
QUALCOMM Inc., 1.97%, 01/30/23, (3 mo. LIBOR US + 0.730%)(a)(b)	19,341	19,389,352

		56,355,071

Telecommunications — 2.3%
AT&T Inc.
0.91%, 03/25/24 (Call 05/31/22), (SOFR + 0.640%)(b)	37,241	37,236,159
1.98%, 06/12/24, (3 mo. LIBOR US + 1.180%)(b)	54,485	55,149,172
Verizon Communications Inc.
0.80%, 03/22/24, (SOFR + 0.500%)(b)	21,769	21,710,006
1.07%, 03/20/26, (SOFR + 0.790%)(b)	41,686	41,375,856
1.61%, 05/15/25 (Call 03/15/25), (3 mo. LIBOR US + 1.100%)(a)(b)	49,710	50,255,319
Vodafone Group PLC, 2.03%, 01/16/24, (3 mo. LIBOR US + 0.990%)(a)(b)	17,246	17,392,591

		223,119,103

Transportation — 0.3%
United Parcel Service Inc.
0.84%, 05/16/22, (3 mo. LIBOR US + 0.380%)(a)(b)	15,489	15,488,845
1.42%, 04/01/23, (3 mo. LIBOR US + 0.450%)(a)(b)	12,978	13,001,750

		28,490,595

Total Corporate Bonds & Notes — 86.3% (Cost: $8,293,716,402)		8,263,291,567

Foreign Government Obligations(e)

Canada — 0.3%
CPPIB Capital Inc., 1.50%, 03/11/26, (SOFR + 1.250%)(b)(c)	25,390	26,332,985
PSP Capital Inc., 0.47%, 03/03/25, (SOFR + 0.240%)(b)(c)	1,665	1,663,485

		27,996,470

Norway — 0.3%
Kommunalbanken AS
0.44%, 10/27/23, (SOFR + 0.160%)(b)(c)	22,994	22,990,781
1.27%, 06/17/26, (SOFR + 1.000%)(b)(c)	2,000	2,060,180

		25,050,961

South Korea — 1.0%
Export-Import Bank of Korea
1.28%, 06/01/23, (3 mo. LIBOR US + 0.775%)(a)(b)	22,910	23,039,900
1.49%, 06/25/22, (3 mo. LIBOR US + 0.525%)(a)(b)	9,915	9,919,065
2.21%, 11/01/22, (3 mo. LIBOR US + 0.925%)(b)	20,060	20,122,988
Industrial Bank of Korea, 1.63%, 10/23/22, (3 mo. LIBOR US + 0.450%)(b)(d)	6,649	6,654,319
Korea Development Bank (The)
0.50%, 03/09/24, (SOFR + 0.250%)(a)(b)	16,875	16,860,994
1.44%, 10/01/22, (3 mo. LIBOR US + 0.475%)(a)(b)	18,195	18,213,013

		94,810,279

Supranational — 10.5%
Asian Development Bank, 1.26%, 06/16/26, (SOFR + 1.000%)(a)(b)	28,250	29,163,323
European Bank for Reconstruction & Development
0.39%, 05/11/22, (3 mo. LIBOR US + 0.010%)(b)	42,156	42,154,735
0.46%, 08/19/22, (SOFR + 0.260%)(b)	31,980	31,994,391
0.47%, 04/14/26, (SOFR + 0.190%)(b)	52,120	52,069,444
0.53%, 03/13/23, (SOFR + 0.260%)(b)	26,335	26,366,075

S C H E D U L E O F I N V E S T M E N T S	59

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Floating Rate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Supranational (continued)
0.56%, 10/15/24, (SOFR + 0.280%)(b)	$68,575	$68,790,326
European Investment Bank
0.53%, 01/30/23, (SOFR + 0.250%)(a)(b)(c)	37,620	37,662,134
0.53%, 03/05/24, (SOFR + 0.280%)(b)(c)	43,928	44,074,280
0.54%, 06/10/22, (SOFR + 0.290%)(b)(c)	51,170	51,180,746
1.14%, 01/19/23, (3 mo. LIBOR US + 0.100%)(a)(b)(c)	24,982	24,997,239
1.28%, 01/21/26, (SOFR + 1.000%)(b)(c)	56,815	58,521,154
Inter-American Development Bank
0.37%, 02/10/26, (SOFR + 0.200%)(a)(b)	83,409	83,425,682
0.41%, 02/04/25, (SOFR + 0.250%)(b)	35,210	35,294,856
0.52%, 09/16/22, (SOFR + 0.260%)(b)	38,854	38,877,312
1.11%, 07/15/22, (3 mo. LIBOR US + 0.070%)(b)	32,303	32,293,309
Inter-American Investment Corp., 0.55%, 03/22/24, (SOFR + 0.270%)(b)	1,000	999,880
International Bank for Reconstruction & Development
0.41%, 01/13/23, (SOFR + 0.130%)(a)(b)	67,771	67,787,943
0.58%, 09/18/25, (SOFR + 0.310%)(a)(b)	66,685	66,954,407
Series GDIF, 0.47%, 08/06/24, (SOFR + 0.300%)(a)(b)	60,408	60,638,759
Series GDIF, 0.66%, 06/17/24, (SOFR + 0.390%)(a)(b)	46,470	46,753,932
International Finance Corp.
0.37%, 06/30/23, (SOFR + 0.090%)(b)	34,250	34,239,725
0.37%, 04/03/24, (SOFR + 0.090%)(b)	500	499,670
0.90%, 12/15/22, (3 mo. LIBOR US + 0.070%)(a)(b)	48,237	48,250,506
Nordic Investment Bank, 1.18%, 05/12/26, (SOFR + 1.000%)(b)	25,955	26,765,056

		1,009,754,884

Sweden — 0.5%
Svensk Exportkredit AB, 1.21%, 05/25/23, (SOFR + 1.000%)(a)(b)	51,035	51,476,963

Total Foreign Government Obligations — 12.6% (Cost: $1,209,672,058)		1,209,089,557

Security	Shares (000)	Value

Short-Term Investments

Money Market Funds — 5.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.38%(f)(g)(h)	289,237	$289,237,284
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.34%(f)(g)	216,892	216,892,000

		506,129,284

Total Short-Term Investments — 5.3% (Cost: $506,070,108)		506,129,284

Total Investments in Securities — 104.2% (Cost: $10,009,458,568)		9,978,510,408

Other Assets, Less Liabilities — (4.2)%		(404,875,379)

Net Assets — 100.0%		$9,573,635,029

(a)	All or a portion of this security is on loan.
(b)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	U.S. dollar denominated security issued by foreign domiciled entity.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/22	Shares Held at 04/30/22 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$239,677,496	$49,645,217	(a)	$—	$(76,190)	$(9,239)	$289,237,284	289,237	$326,251	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	17,502,000	199,390,000	(a)	—	—	—	216,892,000	216,892	95,111		—

					$(76,190)	$(9,239)	$506,129,284		$421,362		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

60	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Floating Rate Bond ETF

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Corporate Bonds & Notes	$—	$8,263,291,567	$—	$8,263,291,567
Foreign Government Obligations	—	1,209,089,557	—	1,209,089,557
Money Market Funds	506,129,284	—	—	506,129,284

	$506,129,284	$9,472,381,124	$—	$9,978,510,408

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	61

Statements of Assets and Liabilities  (unaudited)

April 30, 2022

	iShares Aaa - A Rated Corporate Bond ETF	iShares BB Rated Corporate Bond ETF	iShares Convertible Bond ETF	iShares Floating Rate Bond ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$1,186,546,758	$163,145,616	$1,524,650,709	$9,472,381,124
Affiliated(c)	93,072,565	16,978,183	4,439,879	506,129,284
Cash	5,048	12,684	—	9,138,430
Receivables:
Investments sold	6,685,176	759,284	2,681,891	925
Securities lending income — Affiliated	17,115	2,022	83	109,617
Capital shares sold	—	116,671	—	31,897,299
Dividends	608	235	1,777	38,586
Interest	10,092,069	2,233,464	4,059,239	11,838,274

Total assets	1,296,419,339	183,248,159	1,535,833,578	10,031,533,539

LIABILITIES
Bank overdraft	—	—	4,402	—
Collateral on securities loaned, at value	89,092,065	14,922,333	359,950	289,159,593
Payables:
Investments purchased	3,188,601	312,863	2,580,168	167,587,611
Capital shares redeemed	98,659	—	—	—
Investment advisory fees	152,981	10,622	271,406	1,151,306

Total liabilities	92,532,306	15,245,818	3,215,926	457,898,510

NET ASSETS	$1,203,887,033	$168,002,341	$1,532,617,652	$9,573,635,029

NET ASSETS CONSIST OF:
Paid-in capital	$1,359,394,328	$176,484,949	$1,777,147,414	$9,670,347,024
Accumulated loss	(155,507,295)	(8,482,608)	(244,529,762)	(96,711,995)

NET ASSETS	$1,203,887,033	$168,002,341	$1,532,617,652	$9,573,635,029

Shares outstanding	24,500,000	3,600,000	19,800,000	189,700,000

Net asset value	$49.14	$46.67	$77.40	$50.47

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Securities loaned, at value	$85,963,848	$14,290,135	$351,693	$282,227,872
(b) Investments, at cost — Unaffiliated	$1,338,504,629	$170,735,661	$1,793,852,633	$9,503,388,460
(c) Investments, at cost — Affiliated	$93,068,476	$16,978,350	$4,439,936	$506,070,108

See notes to financial statements.

62	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations (unaudited)

Six Months Ended April 30, 2022

	iShares Aaa - A Rated Corporate Bond ETF	iShares BB Rated Corporate Bond ETF	iShares Convertible Bond ETF	iShares Floating Rate Bond ETF

INVESTMENT INCOME
Dividends — Affiliated	$9,001	$1,197	$2,746	$104,305
Interest — Unaffiliated	12,953,386	1,673,831	8,904,090	23,717,324
Securities lending income — Affiliated — net	80,905	8,177	506	317,057
Other income — Unaffiliated	—	3,850	—	—

Total investment income	13,043,292	1,687,055	8,907,342	24,138,686

EXPENSES
Investment advisory fees	874,239	109,652	1,591,963	5,970,887
Professional fees	217	—	217	217

Total expenses	874,456	109,652	1,592,180	5,971,104

Less:
Investment advisory fees waived	—	(43,861)	—	—

Total expenses after fees waived	874,456	65,791	1,592,180	5,971,104

Net investment income	12,168,836	1,621,264	7,315,162	18,167,582

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(3,380,665)	(131,608)	(19,557,398)	66,556
Investments — Affiliated	(30,789)	(3,090)	(93)	(76,190)
In-kind redemptions — Unaffiliated	(1,615,097)	(782,739)	45,021,729	24,320

Net realized gain (loss)	(5,026,551)	(917,437)	25,464,238	14,686

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	(156,490,581)	(8,594,921)	(367,422,878)	(46,096,398)
Investments — Affiliated	(10,241)	(167)	(57)	(9,239)

Net change in unrealized appreciation (depreciation)	(156,500,822)	(8,595,088)	(367,422,935)	(46,105,637)

Net realized and unrealized loss	(161,527,373)	(9,512,525)	(341,958,697)	(46,090,951)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(149,358,537)	$(7,891,261)	$(334,643,535)	$(27,923,369)

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	63

Statements of Changes in Net Assets

	iShares		iShares

	Aaa - A Rated Corporate Bond ETF		BB Rated Corporate Bond ETF

	Six Months Ended 04/30/22 (unaudited)	Year Ended 10/31/21	Six Months Ended 04/30/22 (unaudited)	Year Ended 10/31/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$12,168,836	$24,954,172	$1,621,264	$4,010,886
Net realized gain (loss)	(5,026,551)	33,193,047	(917,437)	2,380,664
Net change in unrealized appreciation (depreciation)	(156,500,822)	(56,389,478)	(8,595,088)	1,509,216

Net increase (decrease) in net assets resulting from operations	(149,358,537)	1,757,741	(7,891,261)	7,900,766

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(11,755,827)	(26,862,436)	(2,104,237)	(4,026,444)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	178,656,596	(273,973,795)	84,386,579	17,586,117

NET ASSETS
Total increase (decrease) in net assets	17,542,232	(299,078,490)	74,391,081	21,460,439
Beginning of period	1,186,344,801	1,485,423,291	93,611,260	72,150,821

End of period	$1,203,887,033	$1,186,344,801	$168,002,341	$93,611,260

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

64	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets  (continued)

	iShares Convertible Bond ETF		iShares Floating Rate Bond ETF

	Six Months Ended 04/30/22 (unaudited)	Year Ended 10/31/21	Six Months Ended 04/30/22 (unaudited)	Year Ended 10/31/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$7,315,162	$11,940,775	$18,167,582	$26,425,057
Net realized gain	25,464,238	306,116,739	14,686	4,478,942
Net change in unrealized appreciation (depreciation)	(367,422,935)	(34,834,225)	(46,105,637)	176,023

Net increase (decrease) in net assets resulting from operations	(334,643,535)	283,223,289	(27,923,369)	31,080,022

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(115,985,097)	(48,045,347)	(16,485,666)	(28,120,691)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	76,048,551	820,513,033	2,616,497,980	1,406,363,044

NET ASSETS
Total increase (decrease) in net assets	(374,580,081)	1,055,690,975	2,572,088,945	1,409,322,375
Beginning of period	1,907,197,733	851,506,758	7,001,546,084	5,592,223,709

End of period	$1,532,617,652	$1,907,197,733	$9,573,635,029	$7,001,546,084

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	65

Financial Highlights

(For a share outstanding throughout each period)

	iShares Aaa - A Rated Corporate Bond ETF

	Six Months Ended 04/30/22 (unaudited)		Year Ended 10/31/21	Year Ended 10/31/20	Year Ended 10/31/19	Year Ended 10/31/18	Year Ended 10/31/17

Net asset value, beginning of period	$56.49		$57.46	$54.85	$49.57	$52.76	$52.80

Net investment income(a)	0.56		1.10	1.35	1.68	1.53	1.40
Net realized and unrealized gain (loss)(b)		(7.37)	(0.91)	2.68	5.25	(3.23)	(0.08)

Net increase (decrease) from investment operations		(6.81)	0.19	4.03	6.93	(1.70)	1.32

Distributions(c)
From net investment income		(0.54)	(1.13)	(1.42)	(1.65)	(1.49)	(1.36)
From net realized gain	—		(0.03)	—	—	—	—

Total distributions		(0.54)	(1.16)	(1.42)	(1.65)	(1.49)	(1.36)

Net asset value, end of period	$49.14		$56.49	$57.46	$54.85	$49.57	$52.76

Total Return(d)
Based on net asset value	(12.15	)%(e)	0.34%	7.44%	14.22%	(3.27)%	2.57%

Ratios to Average Net Assets(f)
Total expenses	0.15	%(g)	0.15%	0.15%	0.15%	0.15%	0.15%

Net investment income	2.09	%(g)	1.93%	2.37%	3.19%	3.00%	2.69%

Supplemental Data
Net assets, end of period (000)	$1,203,887		$1,186,345	$1,485,423	$419,610	$158,621	$121,345

Portfolio turnover rate(h)	8	%(e)	17%	16%	16%	15%	16%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

66	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares BB Rated Corporate Bond ETF

	Six Months Ended 04/30/22 (unaudited)		Year Ended 10/31/21	Period From 10/06/20 to 10/31/20	(a)

Net asset value, beginning of period	$52.01		$49.76	$50.00

Net investment income(b)	0.92		1.89	0.12
Net realized and unrealized gain (loss)(c)		(5.05)	2.25	(0.36)

Net increase (decrease) from investment operations		(4.13)	4.14	(0.24)

Distributions(d)
From net investment income		(1.05)	(1.89)	—
From net realized gain		(0.16)	—	—

Total distributions		(1.21)	(1.89)	—

Net asset value, end of period	$46.67		$52.01	$49.76

Total Return(e)
Based on net asset value	(8.10	)%(f)	8.39%	(0.48	)%(f)

Ratios to Average Net Assets(g)
Total expenses	0.25	%(h)	0.25%	0.25	%(h)

Total expenses after fees waived	0.15	%(h)	0.15%	0.15	%(h)

Net investment income	3.70	%(h)	3.64%	3.36	%(h)

Supplemental Data
Net assets, end of period (000)	$168,002		$93,611	$72,151

Portfolio turnover rate(i)	13	%(f)	32%	0	%(f)(j)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.
(j)	Rounds to less than 1%.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	67

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Convertible Bond ETF

	Six Months Ended 04/30/22 (unaudited)		Year Ended 10/31/21	Year Ended 10/31/20	Year Ended 10/31/19	Year Ended 10/31/18		Year Ended 10/31/17

Net asset value, beginning of period	$102.26		$80.71	$59.07	$55.86	$55.38		$47.01

Net investment income(a)	0.40		0.75	0.86	0.96	0.93		1.00
Net realized and unrealized gain (loss)(b)		(18.74)	24.52	21.90	4.74	0.87		8.57

Net increase (decrease) from investment operations		(18.34)	25.27	22.76	5.70	1.80		9.57

Distributions(c)
From net investment income		(0.67)	(0.97)	(1.12)	(2.02)	(1.13)		(1.20)
From net realized gain		(5.85)	(2.75)	—	(0.47)	(0.19)		—

Total distributions		(6.52)	(3.72)	(1.12)	(2.49)	(1.32)		(1.20)

Net asset value, end of period	$77.40		$102.26	$80.71	$59.07	$55.86		$55.38

Total Return(d)
Based on net asset value	(18.74	)%(e)	31.91%	39.02%	10.55%	3.26	%(f)	20.63%

Ratios to Average Net Assets(g)
Total expenses	0.20	%(h)	0.20%	0.20%	0.20%	0.20%		0.20%

Net investment income	0.92	%(h)	0.75%	1.24%	1.66%	1.64%		1.88%

Supplemental Data
Net assets, end of period (000)	$1,532,618		$1,907,198	$851,507	$404,627	$259,730		$354,410

Portfolio turnover rate(i)	6	%(e)	46%	33%	24%	29%		14%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Includes payment received from an affiliate, which impacted the Fund’s total return. Excluding the payment from an affiliate, the Fund’s total return would have been -1.94%.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

68	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Floating Rate Bond ETF

	Six Months Ended 04/30/22 (unaudited)		Year Ended 10/31/21	Year Ended 10/31/20	Year Ended 10/31/19	Year Ended 10/31/18	Year Ended 10/31/17

Net asset value, beginning of period	$50.74		$50.70	$50.98	$50.93	$50.93	$50.72

Net investment income(a)	0.11		0.22	0.83	1.44	1.19	0.73
Net realized and unrealized gain (loss)(b)		(0.27)	0.05	(0.24)	0.08	(0.13)	0.19

Net increase (decrease) from investment operations		(0.16)	0.27	0.59	1.52	1.06	0.92

Distributions(c)
From net investment income		(0.11)	(0.23)	(0.87)	(1.47)	(1.06)	(0.71)

Total distributions		(0.11)	(0.23)	(0.87)	(1.47)	(1.06)	(0.71)

Net asset value, end of period	$50.47		$50.74	$50.70	$50.98	$50.93	$50.93

Total Return(d)
Based on net asset value	(0.31	)%(e)	0.52%	1.19%	3.02%	2.11%	1.82%

Ratios to Average Net Assets(f)
Total expenses	0.15	%(g)	0.20%	0.20%	0.20%	0.20%	0.20%

Net investment income	0.46	%(g)	0.43%	1.64%	2.84%	2.33%	1.43%

Supplemental Data
Net assets, end of period (000)	$9,573,635		$7,001,546	$5,592,224	$9,940,510	$11,832,089	$6,544,454

Portfolio turnover rate(h)	20	%(e)	38%	29%	23%	17%	21%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	69

Notes to Financial Statements  (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):

iShares ETF	Diversification Classification

Aaa - A Rated Corporate Bond	Diversified
BB Rated Corporate Bond	Diversified
Convertible Bond	Diversified
Floating Rate Bond	Diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis. For convertible securities, premiums attributable to the debt instrument are amortized, but premiums attributable to the conversion feature are not amortized.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•

Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche

70	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and

N O T E S T O F I N A N C I A L S T A T E M E N T S	71

Notes to Financial Statements  (unaudited) (continued)

the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

Aaa - A Rated Corporate Bond
Barclays Bank PLC	$10,660,676	$10,660,676		$—	$—
Barclays Capital, Inc.	3,181,393	3,181,393		—	—
BMO Capital Markets Corp.	1,463,426	1,463,426		—	—
BNP Paribas SA	10,862,548	10,862,548		—	—
BofA Securities, Inc.	6,781,983	6,781,983		—	—
Citadel Clearing LLC	80,731	80,731		—	—
Citigroup Global Markets, Inc.	2,219,285	2,219,285		—	—
Credit Suisse Securities (USA) LLC	1,974,479	1,961,068		—	(13,411	)(b)
Deutsche Bank Securities, Inc.	6,922,095	6,922,095		—	—
HSBC Securities (USA), Inc.	1,090,834	1,090,834		—	—
J.P. Morgan Securities LLC	17,671,818	17,671,818		—	—
Morgan Stanley	7,907,675	7,907,675		—	—
Nomura Securities International, Inc.	928,608	928,608		—	—
Pershing LLC	86,121	86,121		—	—
RBC Capital Markets LLC	9,988,736	9,988,736		—	—
Scotia Capital (USA), Inc.	1,033,992	1,033,992		—	—
State Street Bank & Trust Co.	264,032	264,032		—	—
Toronto-Dominion Bank	922,561	922,561		—	—
Wells Fargo Securities LLC	1,922,855	1,922,855		—	—

	$85,963,848	$85,950,437		$—	$(13,411)

BB Rated Corporate Bond
Barclays Bank PLC	$1,320,911	$1,320,911		$—	$—
Barclays Capital, Inc.	466,419	466,419		—	—
BMO Capital Markets Corp.	183,525	183,525		—	—
BNP Paribas SA	7,067,567	7,067,567		—	—
BofA Securities, Inc.	2,035,446	2,035,446		—	—
Citadel Clearing LLC	359,198	359,198		—	—
Citigroup Global Markets, Inc.	1,048,435	1,048,435		—	—
Credit Suisse Securities (USA) LLC	986,935	986,935		—	—
Jefferies LLC	306,819	306,819		—	—
Nomura Securities International, Inc.	204,939	204,939		—	—
Scotia Capital (USA), Inc.	22,749	22,749		—	—
State Street Bank & Trust Co.	240,301	240,301		—	—
Toronto-Dominion Bank	45,874	45,874		—	—
UBS AG	1,017	1,017		—	—

	$14,290,135	$14,290,135		$—	$—

Convertible Bond
Wells Fargo Bank National Association	$351,693	$351,693		$—	$—

72	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

Floating Rate Bond
Barclays Bank PLC	$19,148,102	$19,148,102		$—	$—
Barclays Capital, Inc.	12,803,750	12,803,750		—	—
BMO Capital Markets Corp.	32,708,513	32,708,513		—	—
BofA Securities, Inc.	30,404,928	30,404,928		—	—
Citigroup Global Markets, Inc.	34,564,749	34,564,749		—	—
Credit Suisse Securities (USA) LLC	192,816	192,816		—	—
Goldman Sachs & Co. LLC	6,573,292	6,573,292		—	—
HSBC Securities (USA), Inc.	99,574	99,574		—	—
J.P. Morgan Securities LLC	72,883,831	72,883,831		—	—
Mitsubishi UFJ Securities Holdings Co., Ltd.	1,710,402	1,710,402		—	—
Morgan Stanley	17,015,470	17,015,470		—	—
Nomura Securities International, Inc.	13,558,555	13,558,555		—	—
Pershing LLC	1,884,121	1,884,121		—	—
RBC Capital Markets LLC	19,522,250	19,522,250		—	—
Scotia Capital (USA), Inc.	62,234	62,234		—	—
Toronto-Dominion Bank	14,156,245	14,156,245		—	—
Wells Fargo Securities LLC	4,939,040	4,939,040		—	—

	$282,227,872	$282,227,872		$—	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

(b)

The market value of the loaned securities is determined as of April 30, 2022. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee

Aaa - A Rated Corporate Bond	0.15%
BB Rated Corporate Bond	0.25
Convertible Bond	0.20
Floating Rate Bond	0.15

Expense Waivers: BFA may from time to time voluntarily waive and/or reimburse fees or expenses in order to limit total annual fund operating expenses (excluding acquired fund fees and expenses, if any). For the iShares BB Rated Corporate Bond ETF, BFA has elected to implement a voluntary fee waiver at an annual rate of 0.10% and currently intends to keep such voluntary fee waiver for the Fund in place for a one-year period through October 31, 2022. Any voluntary waiver or reimbursement implemented by BFA may be eliminated by BFA at any time.

This amount is included in investment advisory fees waived in the Statements of Operations. For the six months ended April 30, 2022, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:

iShares ETF	Amounts waived

BB Rated Corporate Bond	$43,861

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

N O T E S T O F I N A N C I A L S T A T E M E N T S	73

Notes to Financial Statements  (unaudited) (continued)

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended April 30, 2022, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC

Aaa - A Rated Corporate Bond	$33,045
BB Rated Corporate Bond	3,315
Convertible Bond	204
Floating Rate Bond	107,070

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended April 30, 2022, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)

Aaa - A Rated Corporate Bond	$144,435	$—	$—
BB Rated Corporate Bond	—	2,147,731	(110,276)

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

6.	PURCHASES AND SALES

For the six months ended April 30, 2022, purchases and sales of investments, excluding short-term investments and in-kind transactions, were as follows:

	Other Securities

iShares ETF	Purchases	Sales

Aaa - A Rated Corporate Bond	$109,430,360	$95,960,927
BB Rated Corporate Bond	12,500,730	13,016,756
Convertible Bond	102,872,073	190,498,368
Floating Rate Bond	1,886,882,753	1,475,724,359

74	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

For the six months ended April 30, 2022, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales

Aaa - A Rated Corporate Bond	$255,646,593	$ 80,535,888
BB Rated Corporate Bond	101,459,771	19,068,080
Convertible Bond	554,153,726	478,512,979
Floating Rate Bond	2,526,652,594	94,324,864

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2022, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of October 31, 2021, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring

Aaa - A Rated Corporate Bond	$328,433
Floating Rate Bond	66,820,927

As of April 30, 2022, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

Aaa - A Rated Corporate Bond	$1,432,197,229	$432,656	$(153,010,562)	$(152,577,906)
BB Rated Corporate Bond	187,942,666	283,939	(8,102,806)	(7,818,867)
Convertible Bond	1,800,602,657	31,018,445	(302,530,514)	(271,512,069)
Floating Rate Bond	10,012,872,797	4,431,338	(38,793,727)	(34,362,389)

8.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.

An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. Although vaccines have been developed and approved for use by various governments, the duration of this pandemic and its effects cannot be determined with certainty.

N O T E S T O F I N A N C I A L S T A T E M E N T S	75

Notes to Financial Statements  (unaudited) (continued)

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.

Certain Funds invest a significant portion of their assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.

The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Funds may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a Fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates ceased to be published or no longer are representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

9.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 04/30/22		Year Ended 10/31/21

iShares ETF	Shares	Amount	Shares	Amount

Aaa - A Rated Corporate Bond
Shares sold	5,050,000	$261,274,051	6,650,000	$378,876,822
Shares redeemed	(1,550,000)	(82,617,455)	(11,500,000)	(652,850,617)

Net increase (decrease)	3,500,000	$178,656,596	(4,850,000)	$(273,973,795)

76	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

	Six Months Ended 04/30/22		Year Ended 10/31/21

iShares ETF	Shares	Amount	Shares	Amount

BB Rated Corporate Bond
Shares sold	2,200,000	$103,989,404	1,500,000	$77,463,262
Shares redeemed	(400,000)	(19,602,825)	(1,150,000)	(59,877,145)

Net increase	1,800,000	$84,386,579	350,000	$17,586,117

Convertible Bond
Shares sold	6,800,000	$564,926,403	14,850,000	$1,483,986,664
Shares redeemed	(5,650,000)	(488,877,852)	(6,750,000)	(663,473,631)

Net increase	1,150,000	$76,048,551	8,100,000	$820,513,033

Floating Rate Bond
Shares sold	53,600,000	$2,712,497,078	39,500,000	$2,005,059,788
Shares redeemed	(1,900,000)	(95,999,098)	(11,800,000)	(598,696,744)

Net increase	51,700,000	$2,616,497,980	27,700,000	$1,406,363,044

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.

10.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	77

Statement Regarding Liquidity Risk Management Program (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares Aaa - A Rated Corporate Bond ETF, iShares BB Rated Corporate Bond ETF, iShares Convertible Bond ETF and iShares Floating Rate Bond ETF (the “Funds” or “ETFs”), each a series of the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.

The Board of Trustees (the “Board”) of the Trust, on behalf of the Funds, met on December 9, 2021 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2020 through September 30, 2021 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish each Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays and the imposition of capital controls in certain non-U.S. countries.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing each Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure, with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size (“RATS”). The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. While the ETFs generally do not engage in borrowing, certain of the ETFs have the flexibility to draw on a line of credit to meet redemption requests or facilitate settlements.

d)

The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs and reviewed any persistent deviations from long-term averages.

e)

The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.

As part of BlackRock’s continuous review of the effectiveness of the Program, the Committee made the following material changes to the Program: (1) updates to certain model components in the Program’s methodology; and (2) certain iShares Funds entered into a $800 million credit agreement with a group of lenders that replaced a previous liquidity facility. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

78	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Supplemental Information  (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

April 30, 2022

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date

iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital		Total Per Share

Aaa - A Rated Corporate Bond	$0.544278	$—	$—	$0.544278	100%	—%	—%		100%
BB Rated Corporate Bond	1.043546	0.161986	—	1.205532	87	13	—		100
Convertible Bond	0.673812	5.851040	—	6.524852	10	90	—		100
Floating Rate Bond(a)	0.105316	—	0.000246	0.105562	100	—	0	(b)	100

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

(b)	Rounds to less than 1%.

S U P P L E M E N T A L I N F O R M A T I O N	79

General Information

Electronic Delivery

Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

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Glossary of Terms Used in this Report

Portfolio Abbreviations - Fixed Income

CMT	Constant Maturity Treasury

LIBOR	London Interbank Offered Rate

PIK	Payment-in-kind

REIT	Real Estate Investment Trust

SOFR	Secured Overnight Financing Rate

Counterparty Abbreviations

ANZ	Australia and New Zealand Bank Group

MUFG	MUFG Securities America Inc.

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	81

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This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Bloomberg Index Services Limited or ICE Data Indices, LLC, nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.

©2022 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-1004-0422

APRIL 30, 2022

2022 Semi-Annual Report (Unaudited)

iShares Trust

•	iShares 0-5 Year Investment Grade Corporate Bond ETF | SLQD | NASDAQ
•	iShares USD Green Bond ETF | BGRN | NASDAQ

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of April 30, 2022 saw the emergence of significant challenges that disrupted the economic recovery and strong financial markets which characterized 2021. The U.S. economy shrank in the first quarter of 2022, ending the run of robust growth which followed reopening and the development of the COVID-19 vaccines. Rapid changes in consumer spending led to supply constraints and elevated inflation, which reached a 40-year high. Moreover, while the foremost effect of Russia’s invasion of Ukraine has been a severe humanitarian crisis, the invasion has presented challenges for both investors and policymakers.

Equity prices were mixed but mostly down, as persistently high inflation drove investors’ expectations for higher interest rates, particularly weighing on relatively high valuation growth stocks and economically sensitive small-capitalization stocks. Overall, small-capitalization U.S. stocks declined, while large-capitalization U.S. stocks were nearly flat. Both emerging market stocks and international equities from developed markets fell significantly, pressured by rising interest rates and a strengthening U.S. dollar.

The 10-year U.S. Treasury yield (which is inversely related to bond prices) rose during the reporting period as increasing inflation drove investors’ expectations for higher interest rates. The corporate bond market also faced inflationary headwinds, and increasing uncertainty led to higher corporate bond spreads (the difference in yield between U.S. Treasuries and similarly-dated corporate bonds).

The U.S. Federal Reserve (the “Fed”), acknowledging that inflation is growing faster than expected, raised interest rates in March 2022, the first increase of this business cycle. Furthermore, the Fed wound down its bond-buying programs and raised the prospect of reversing the flow and reducing its balance sheet. Continued high inflation and the Fed’s new tone led many analysts to anticipate that the Fed will continue to raise interest rates multiple times throughout the year.

Looking ahead, however, the horrific war in Ukraine has significantly clouded the outlook for the global economy, leading to major volatility in energy and metal markets. Sanctions on Russia, Europe’s top energy supplier, and general wartime disruption are likely to drive already-high commodity prices even higher. We believe sharp increases in energy prices will exacerbate inflationary pressure while also constraining economic growth. Combating inflation without stifling a recovery, while buffering against ongoing supply and price shocks amid the ebb and flow of the pandemic, will be an especially challenging environment for setting effective monetary policy. Despite the likelihood of more rate increases on the horizon, we believe the Fed will err on the side of protecting employment, even at the expense of higher inflation.

In this environment, we favor an overweight to equities, as valuations have become more attractive and inflation-adjusted interest rates remain low. Sectors that are better poised to manage the transition to a lower-carbon world, such as technology and healthcare, are particularly attractive in the long term. We favor U.S. equities due to strong earnings momentum, while Japanese equities should benefit from supportive monetary and fiscal policy. We are underweight credit overall, but inflation-protected U.S. Treasuries, Asian fixed income, and emerging market local-currency bonds offer potential opportunities for additional yield. We believe that international diversification and a focus on sustainability and quality can help provide portfolio resilience.

Overall, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of April 30, 2022
	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	(9.65)%	0.21%

U.S. small cap equities (Russell 2000® Index)	(18.38)	(16.87)

International equities (MSCI Europe, Australasia, Far East Index)	(11.80)	(8.15)

Emerging market equities (MSCI Emerging Markets Index)	(14.15)	(18.33)

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.07	0.08

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(10.29)	(8.86)

U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	(9.47)	(8.51)

Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	(7.90)	(7.88)

U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	(7.40)	(5.22)
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Fund Summary as of April 30, 2022	iShares® 0-5 Year Investment Grade Corporate Bond ETF

Investment Objective

The iShares 0-5 Year Investment Grade Corporate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate bonds with remaining maturities of less than five years, as represented by the Markit iBoxx® USD Liquid Investment Grade 0-5 Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	(4.37)%	(4.56)%	1.58%	1.66%	(4.56)%	8.17%	15.08%
Fund Market	(4.40)	(4.63)	1.55	1.66	(4.63)	8.02	15.09
Index	(4.39)	(4.56)	1.63	1.75	(4.56)	8.39	15.98

The inception date of the Fund was 10/15/13. The first day of secondary market trading was 10/17/13.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 6 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (11/01/21)	Ending Account Value (04/30/22)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/21)	Ending Account Value (04/30/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$956.30	$0.29		$1,000.00	$1,024.50	$0.30		0.06%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Rating*	Percent of Total Investments	(a)
Aaa	2.8%
Aa	4.7
A	47.4
Baa	42.8
Ba	1.1
Not Rated	1.2

ALLOCATION BY MATURITY

Maturity	Percent of Total Investments	(a)
0-1 Year	13.3%
1-2 Years	20.8
2-3 Years	25.7
3-4 Years	23.3
4-5 Years	14.1
5-6 Years	2.8

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

4	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of April 30, 2022	iShares® USD Green Bond ETF

Investment Objective

The iShares USD Green Bond ETF (the “Fund”) (formerly the iShares Global Green Bond ETF) seeks to track the investment results of an index composed of U.S. dollar-denominated investment-grade green bonds that are issued by U.S. and non-U.S. issuers to fund environmental projects, as represented by Bloomberg MSCI USD Green Bond Select Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns
	6 Months	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	(9.98)%	(9.83)%	1.09%	(9.83)%	3.81%
Fund Market	(10.48)	(10.23)	1.04	(10.23)	3.64
Index(a)	(9.61)	(9.43)	1.29	(9.43)	4.53
Bloomberg MSCI Global Green Bond Select (USD Hedged) Index	(9.71)	(9.52)	1.26	(9.52)	4.42
Bloomberg MSCI USD Green Bond Select Index (b)	N/A	N/A	N/A	N/A	N/A

The inception date of the Fund was 11/13/18. The first day of secondary market trading was 11/15/18.

(a)

Index performance through February 28, 2022 reflects the performance of the Bloomberg MSCI Global Green Bond Select (USD Hedged) Index. Index performance beginning on March 1, 2022 reflects the performance of the Bloomberg MSCI USD Green Bond Select Index, which, effective as of March 1, 2022, replaced the Bloomberg MSCI Global Green Bond Select (USD Hedged) Index as the underlying index of the fund.

(b)

The inception date of the Bloomberg MSCI USD Green Bond Select Index was December 10, 2021. The cumulative total return for this index for the period December 10, 2021 through April 30, 2022 was -9.38%.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 6 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (11/01/21)	Ending Account Value (04/30/22)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/21)	Ending Account Value (04/30/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$900.20	$0.80		$1,000.00	$1,024.00	$0.85		0.17%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Rating*	Percent of Total Investments	(a)
Aaa	15.2%
Aa	12.8
A	29.8
Baa	34.8
Ba	0.5
Not Rated	6.9

ALLOCATION BY MATURITY

Maturity	Percent of Total Investments	(a)
0-1 Year	2.1%
1-5 Years	47.8
5-10 Years	35.5
10-15 Years	2.0
15-20 Years	1.8
More than 20 Years	10.8

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

F U N D S U M M A R Y	5

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2) ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.

The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in a Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

6	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) April 30, 2022	iShares® 0-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.1%
Omnicom Group Inc./Omnicom Capital Inc.
3.60%, 04/15/26 (Call 01/15/26)	$1,890	$1,869,082
3.65%, 11/01/24 (Call 08/01/24)	1,242	1,245,187

		3,114,269

Aerospace & Defense — 2.0%
Boeing Co. (The)
1.17%, 02/04/23 (Call 05/31/22)(a)	247	243,650
1.43%, 02/04/24 (Call 05/10/22)	3,482	3,337,744
1.95%, 02/01/24	1,267	1,231,004
2.20%, 02/04/26 (Call 02/04/23)	6,277	5,730,154
2.70%, 05/01/22(a)	262	262,000
2.70%, 02/01/27 (Call 12/01/26)(a)	75	69,021
2.75%, 02/01/26 (Call 01/01/26)	1,820	1,719,837
3.10%, 05/01/26 (Call 03/01/26)	300	285,272
4.51%, 05/01/23 (Call 04/01/23)	2,480	2,503,378
4.88%, 05/01/25 (Call 04/01/25)	5,198	5,262,622
General Dynamics Corp.
1.15%, 06/01/26 (Call 05/01/26)	130	118,698
1.88%, 08/15/23 (Call 06/15/23)	822	812,749
2.13%, 08/15/26 (Call 05/15/26)	80	75,427
2.25%, 11/15/22 (Call 08/15/22)	1,148	1,150,143
2.38%, 11/15/24 (Call 09/15/24)	820	804,730
3.25%, 04/01/25 (Call 03/01/25)	1,078	1,074,452
3.38%, 05/15/23 (Call 04/15/23)(a)	852	859,721
3.50%, 05/15/25 (Call 03/15/25)	1,098	1,099,978
3.50%, 04/01/27 (Call 02/01/27)	2,100	2,079,554
L3Harris Technologies Inc.
3.83%, 04/27/25 (Call 01/27/25)	786	786,433
3.85%, 06/15/23 (Call 05/15/23)	1,185	1,194,990
3.85%, 12/15/26 (Call 09/15/26)	1,735	1,724,651
Lockheed Martin Corp.
2.90%, 03/01/25 (Call 05/11/22)	1,198	1,198,915
3.10%, 01/15/23 (Call 05/11/22)(a)	444	446,674
3.55%, 01/15/26 (Call 10/15/25)	2,105	2,119,917
Northrop Grumman Corp.
2.93%, 01/15/25 (Call 11/15/24)	2,194	2,158,402
3.20%, 02/01/27 (Call 11/01/26)	23	22,431
3.25%, 08/01/23	1,428	1,433,411
Raytheon Technologies Corp.
2.65%, 11/01/26 (Call 08/01/26)(a)	5	4,806
3.20%, 03/15/24 (Call 01/15/24)	1,341	1,342,966
3.50%, 03/15/27 (Call 12/15/26)	3,215	3,175,695
3.95%, 08/16/25 (Call 06/16/25)	1,936	1,956,790

		46,286,215

Agriculture — 1.1%
Altria Group Inc.
2.35%, 05/06/25 (Call 04/06/25)(a)	1,511	1,447,507
2.63%, 09/16/26 (Call 06/16/26)(a)	9	8,429
2.85%, 08/09/22	85	85,235
4.00%, 01/31/24	245	247,982
4.40%, 02/14/26 (Call 12/14/25)(a)	1,465	1,483,629
Archer-Daniels-Midland Co., 2.50%, 08/11/26 (Call 05/11/26)	155	149,409
BAT Capital Corp.
2.76%, 08/15/22 (Call 07/15/22)(a)	230	230,005
2.79%, 09/06/24 (Call 08/06/24)	1,470	1,436,739
3.22%, 08/15/24 (Call 06/15/24)	3,274	3,230,098
3.22%, 09/06/26 (Call 07/06/26)	1,273	1,203,173

Security	Par (000)	Value

Agriculture (continued)
BAT International Finance PLC, 1.67%, 03/25/26 (Call 02/25/26)	$1,689	$1,516,611
Bunge Ltd. Finance Corp.
1.63%, 08/17/25 (Call 07/17/25)	917	852,423
3.25%, 08/15/26 (Call 05/15/26)(a)	190	183,714
Philip Morris International Inc.
0.88%, 05/01/26 (Call 04/01/26)	993	891,280
1.13%, 05/01/23	894	882,391
1.50%, 05/01/25 (Call 04/01/25)	910	858,681
2.13%, 05/10/23 (Call 03/10/23)	684	681,947
2.38%, 08/17/22 (Call 07/17/22)	918	919,816
2.50%, 08/22/22(a)	981	982,650
2.50%, 11/02/22 (Call 10/02/22)(a)	1,086	1,083,616
2.63%, 03/06/23(a)	184	184,578
2.75%, 02/25/26 (Call 11/25/25)	457	442,708
2.88%, 05/01/24 (Call 04/01/24)	1,246	1,243,636
3.25%, 11/10/24	1,227	1,224,122
3.38%, 08/11/25 (Call 05/11/25)	723	717,293
3.60%, 11/15/23(a)	285	287,866
Reynolds American Inc.
4.45%, 06/12/25 (Call 03/12/25)	3,044	3,069,330
4.85%, 09/15/23(a)	834	849,712

		26,394,580

Airlines — 0.2%
Southwest Airlines Co.
4.75%, 05/04/23	1,684	1,711,716
5.25%, 05/04/25 (Call 04/04/25)	1,975	2,039,509

		3,751,225

Apparel — 0.3%
NIKE Inc.
2.25%, 05/01/23 (Call 02/01/23)	516	516,305
2.38%, 11/01/26 (Call 08/01/26)(a)	190	181,259
2.40%, 03/27/25 (Call 02/27/25)(a)	1,683	1,644,798
2.75%, 03/27/27 (Call 01/27/27)	3,152	3,043,275
Ralph Lauren Corp., 1.70%, 06/15/22	646	646,310
VF Corp.
2.40%, 04/23/25 (Call 03/23/25)	1,075	1,039,726
2.80%, 04/23/27 (Call 02/23/27)	25	24,001

		7,095,674

Auto Manufacturers — 3.8%
American Honda Finance Corp.
0.40%, 10/21/22	241	238,934
0.55%, 07/12/24	1,664	1,569,624
0.65%, 09/08/23	197	191,098
0.75%, 08/09/24(a)	420	396,942
0.88%, 07/07/23	634	620,743
1.00%, 09/10/25(a)	713	656,572
1.20%, 07/08/25	1,474	1,371,454
1.30%, 09/09/26(a)	742	674,008
1.50%, 01/13/25	1,815	1,728,680
1.95%, 05/20/22	319	319,092
1.95%, 05/10/23	1,216	1,212,216
2.05%, 01/10/23(a)	1,100	1,099,454
2.15%, 09/10/24(a)	1,427	1,390,451
2.20%, 06/27/22	977	978,597
2.30%, 09/09/26	10	9,486
2.35%, 01/08/27	500	471,029
2.40%, 06/27/24	1,078	1,059,779
2.60%, 11/16/22	1,003	1,006,693
2.90%, 02/16/24	605	602,334

S C H E D U L E O F I N V E S T M E N T S	7

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® 0-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers (continued)
3.45%, 07/14/23	$809	$815,224
3.55%, 01/12/24(a)	888	894,395
3.63%, 10/10/23(a)	1,245	1,254,466
Cummins Inc.
0.75%, 09/01/25 (Call 08/01/25)	409	375,307
3.65%, 10/01/23 (Call 07/01/23)(a)	493	498,294
General Motors Co.
4.00%, 04/01/25	352	351,193
4.88%, 10/02/23	1,941	1,981,173
5.40%, 10/02/23	1,463	1,503,620
6.13%, 10/01/25 (Call 09/01/25)	2,133	2,251,152
General Motors Financial Co. Inc.
1.05%, 03/08/24	1,195	1,141,041
1.20%, 10/15/24	820	769,894
1.25%, 01/08/26 (Call 12/08/25)	1,861	1,663,571
1.50%, 06/10/26 (Call 05/10/26)	1,570	1,391,872
1.70%, 08/18/23	1,485	1,456,295
2.35%, 02/26/27 (Call 01/26/27)(a)	2,060	1,853,866
2.75%, 06/20/25 (Call 05/20/25)	1,663	1,592,818
2.90%, 02/26/25 (Call 01/26/25)	1,515	1,466,288
3.15%, 06/30/22 (Call 05/31/22)	1,367	1,368,026
3.25%, 01/05/23 (Call 12/05/22)(a)	751	754,403
3.50%, 11/07/24 (Call 09/07/24)	991	982,764
3.55%, 07/08/22	814	816,736
3.70%, 05/09/23 (Call 03/09/23)	1,760	1,769,925
3.80%, 04/07/25	25	24,698
3.95%, 04/13/24 (Call 02/13/24)	1,656	1,662,838
4.00%, 01/15/25 (Call 10/15/24)	1,339	1,336,748
4.00%, 10/06/26 (Call 07/06/26)	120	117,253
4.15%, 06/19/23 (Call 05/19/23)	1,460	1,473,598
4.25%, 05/15/23	1,099	1,110,671
4.30%, 07/13/25 (Call 04/13/25)	1,240	1,241,344
4.35%, 04/09/25 (Call 02/09/25)	1,353	1,358,102
4.35%, 01/17/27 (Call 10/17/26)	260	256,419
5.10%, 01/17/24 (Call 12/17/23)	1,716	1,755,552
5.25%, 03/01/26 (Call 12/01/25)	1,525	1,567,612
Honda Motor Co. Ltd.
2.27%, 03/10/25 (Call 02/10/25)(a)	410	397,540
2.53%, 03/10/27 (Call 02/10/27)	195	185,140
Stellantis NV, 5.25%, 04/15/23	1,282	1,303,653
Toyota Motor Corp.
0.68%, 03/25/24 (Call 02/25/24)	1,525	1,457,706
1.34%, 03/25/26 (Call 02/25/26)	1,436	1,321,702
2.16%, 07/02/22	540	540,591
2.36%, 07/02/24	780	767,732
3.42%, 07/20/23(a)	802	807,510
Toyota Motor Credit Corp.
0.35%, 10/14/22(a)	393	390,277
0.40%, 04/06/23	943	925,595
0.45%, 07/22/22	579	575,858
0.45%, 01/11/24	1,215	1,166,144
0.50%, 08/14/23(a)	1,506	1,464,739
0.50%, 06/18/24(a)	1,630	1,541,796
0.63%, 09/13/24(a)	1,180	1,112,993
0.80%, 10/16/25	1,299	1,188,211
0.80%, 01/09/26	854	774,505
1.13%, 06/18/26	1,795	1,628,939
1.15%, 05/26/22(a)	499	498,717
1.35%, 08/25/23	951	934,423
1.45%, 01/13/25	1,825	1,738,031

Security	Par (000)	Value

Auto Manufacturers (continued)
1.80%, 02/13/25	$1,601	$1,532,265
1.90%, 01/13/27(a)	1,008	935,699
2.00%, 10/07/24	496	482,387
2.15%, 09/08/22	1,076	1,077,636
2.25%, 10/18/23	683	677,285
2.50%, 03/22/24	140	138,542
2.63%, 01/10/23	617	617,697
2.70%, 01/11/23	839	841,005
2.80%, 07/13/22	641	643,426
2.90%, 03/30/23(a)	904	906,015
2.90%, 04/17/24	882	878,797
3.00%, 04/01/25	1,872	1,849,373
3.05%, 03/22/27	1,070	1,039,652
3.20%, 01/11/27(a)	635	624,320
3.35%, 01/08/24	786	790,916
3.40%, 04/14/25	434	434,956
3.45%, 09/20/23	973	980,714

		89,626,831

Auto Parts & Equipment — 0.1%
Aptiv PLC / Aptiv Corp., 2.40%, 02/18/25 (Call 02/18/23)	565	543,658
BorgWarner Inc., 3.38%, 03/15/25 (Call 12/15/24)	665	658,929
Magna International Inc.
3.63%, 06/15/24 (Call 03/15/24)	772	773,919
4.15%, 10/01/25 (Call 07/01/25)(a)	968	981,610

		2,958,116

Banks — 32.8%
Australia & New Zealand Banking Group Ltd./New York NY
2.05%, 11/21/22	1,204	1,199,167
2.63%, 05/19/22	481	480,965
2.63%, 11/09/22(a)	861	859,615
3.70%, 11/16/25(a)	963	972,899
Banco Bilbao Vizcaya Argentaria SA
0.88%, 09/18/23(a)	1,390	1,342,079
1.13%, 09/18/25	480	436,616
Banco Santander SA
0.70%, 06/30/24 (Call 06/30/23)(b)	465	449,659
1.72%, 09/14/27 (Call 09/14/26)(b)	500	440,352
1.85%, 03/25/26	1,230	1,118,054
2.71%, 06/27/24	2,096	2,054,295
2.75%, 05/28/25	1,363	1,302,431
3.13%, 02/23/23	1,125	1,128,207
3.50%, 03/24/25	1,000	985,129
3.85%, 04/12/23	895	901,122
4.18%, 03/24/28 (Call 03/24/27)(b)	600	582,090
4.25%, 04/11/27	200	196,291
Bank of America Corp.
0.52%, 06/14/24 (Call 06/14/23), (SOFR + 0.410%)(b)	1,635	1,580,854
0.81%, 10/24/24 (Call 10/24/23), (SOFR + 0.740%)(b)	2,165	2,078,016
0.98%, 04/22/25 (Call 04/22/24), (SOFR + 0.690%)(b)	2,416	2,283,443
0.98%, 09/25/25 (Call 09/25/24), (SOFR + 0.910%)(b)	1,900	1,770,245
1.20%, 10/24/26 (Call 10/24/25), (SOFR + 1.010%)(b)	2,850	2,570,209
1.32%, 06/19/26 (Call 06/19/25), (SOFR + 1.150%)(b)	2,350	2,153,093
1.49%, 05/19/24 (Call 05/19/23), (SOFR + 1.460%)(b)	280	275,213
1.53%, 12/06/25 (Call 12/06/24), (SOFR + 0.650%)(b)	1,130	1,059,277
1.73%, 07/22/27 (Call 07/22/26), (SOFR + 0.960%)(b)	6,495	5,832,882
1.84%, 02/04/25 (Call 02/04/24), (SOFR + 0.670%)(b)	1,110	1,073,839
2.02%, 02/13/26 (Call 02/13/25), (3 mo. LIBOR US + 0.640%)(b)	1,900	1,795,069
2.46%, 10/22/25 (Call 10/22/24), (3 mo. LIBOR US + 0.870%)(b)	1,547	1,489,294

8	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® 0-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.55%, 02/04/28 (Call 02/04/27), (SOFR + 1.050%)(b)	$1,900	$1,752,062
2.82%, 07/21/23 (Call 07/21/22), (3 mo. LIBOR US + 0.930%)(a)(b)	1,729	1,728,918
3.00%, 12/20/23 (Call 12/20/22), (3 mo. LIBOR US + 0.790%)(b)	2,879	2,872,106
3.09%, 10/01/25 (Call 10/01/24), (3 mo. LIBOR US + 1.090%)(b)	2,197	2,153,279
3.30%, 01/11/23	120	120,992
3.37%, 01/23/26 (Call 01/23/25), (3 mo. LIBOR US + 0.810%)(b)	440	430,682
3.38%, 04/02/26 (Call 04/02/25)(b)	1,195	1,168,984
3.46%, 03/15/25 (Call 03/15/24), (3 mo. LIBOR US + 0.970%)(b)	830	822,780
3.50%, 04/19/26(a)	2,107	2,069,432
3.55%, 03/05/24 (Call 03/05/23), (3 mo. LIBOR US + 0.780%)(b)	3,271	3,271,421
3.84%, 04/25/25 (Call 04/25/24)(a)(b)	1,500	1,498,307
3.86%, 07/23/24 (Call 07/23/23), (3 mo. LIBOR US + 0.940%)(b)	3,034	3,041,465
3.88%, 08/01/25(a)	1,787	1,794,561
4.00%, 04/01/24	441	446,789
4.00%, 01/22/25	1,275	1,276,116
4.10%, 07/24/23	1,878	1,907,695
4.13%, 01/22/24	2,426	2,463,230
4.20%, 08/26/24(a)	3,425	3,461,399
4.25%, 10/22/26	60	59,918
4.38%, 04/27/28 (Call 04/27/27)(b)	2,765	2,759,863
4.45%, 03/03/26(a)	691	692,898
Series L, 3.95%, 04/21/25	2,775	2,763,504
Series N, 1.66%, 03/11/27 (Call 03/11/26), (SOFR + 0.910%)(b)	1,940	1,758,449
Bank of Montreal
0.40%, 09/15/23	1,347	1,301,311
0.45%, 12/08/23(a)	917	879,312
0.63%, 07/09/24	1,780	1,674,620
0.95%, 01/22/27 (Call 01/22/26), (SOFR + 0.603%)(b)	170	152,577
1.25%, 09/15/26	2,442	2,180,029
1.50%, 01/10/25	1,865	1,765,465
1.85%, 05/01/25	1,285	1,217,441
2.05%, 11/01/22	428	428,271
2.15%, 03/08/24	1,340	1,313,690
2.35%, 09/11/22(a)	877	879,113
2.50%, 06/28/24	1,510	1,482,540
2.55%, 11/06/22 (Call 10/06/22)(a)	1,123	1,128,882
2.65%, 03/08/27	2,090	1,960,526
Series E, 3.30%, 02/05/24	1,847	1,847,593
Bank of New York Mellon Corp. (The)
0.35%, 12/07/23 (Call 11/07/23)	735	705,106
0.50%, 04/26/24 (Call 03/26/24)(a)	723	686,820
0.75%, 01/28/26 (Call 12/28/25)(a)	819	741,389
1.05%, 10/15/26 (Call 09/15/26)(a)	2,470	2,218,614
1.60%, 04/24/25 (Call 03/24/25)(a)	952	903,545
1.85%, 01/27/23 (Call 01/02/23)(a)	893	891,251
1.95%, 08/23/22	573	573,981
2.05%, 01/26/27 (Call 12/26/26)	1,015	948,262
2.10%, 10/24/24(a)	1,480	1,447,023
2.20%, 08/16/23 (Call 06/16/23)	1,408	1,396,625
2.45%, 08/17/26 (Call 05/17/26)	340	326,782
2.80%, 05/04/26 (Call 02/04/26)	580	566,485
2.95%, 01/29/23 (Call 12/29/22)	1,154	1,161,417

Security	Par (000)	Value

Banks (continued)
3.25%, 09/11/24 (Call 08/11/24)	$725	$725,927
3.35%, 04/25/25 (Call 03/25/25)	525	524,063
3.40%, 05/15/24 (Call 04/15/24)(a)	533	536,125
3.45%, 08/11/23	811	817,298
3.50%, 04/28/23	886	895,169
Series 12, 3.65%, 02/04/24 (Call 01/05/24)	968	978,066
Series G, 3.00%, 02/24/25 (Call 01/24/25)	797	791,161
Series J, 0.85%, 10/25/24 (Call 09/25/24)	220	207,998
Bank of Nova Scotia (The)
0.40%, 09/15/23	755	730,166
0.55%, 09/15/23	287	277,995
0.65%, 07/31/24	1,225	1,151,272
0.70%, 04/15/24	885	840,574
1.05%, 03/02/26	1,262	1,133,034
1.30%, 06/11/25(a)	702	650,761
1.30%, 09/15/26	1,290	1,153,548
1.35%, 06/24/26	4,380	3,946,542
1.45%, 01/10/25	160	150,856
1.63%, 05/01/23	246	243,217
1.95%, 02/01/23	97	96,447
1.95%, 02/02/27	310	282,463
2.00%, 11/15/22(a)	608	607,725
2.20%, 02/03/25	530	509,417
2.38%, 01/18/23	751	748,747
2.45%, 09/19/22(a)	672	673,957
2.70%, 08/03/26	115	109,494
2.95%, 03/11/27	1,075	1,023,532
3.40%, 02/11/24	1,621	1,623,063
3.45%, 04/11/25	1,025	1,013,597
4.50%, 12/16/25(a)	1,151	1,161,340
Bank of Nova Scotia/The., 2.44%, 03/11/24	1,005	988,528
Barclays PLC
1.01%, 12/10/24 (Call 12/10/23)(b)	2,035	1,941,478
2.28%, 11/24/27 (Call 11/24/26)(b)	1,700	1,531,342
2.85%, 05/07/26 (Call 05/07/25), (SOFR + 2.714%)(a)(b)	1,982	1,895,309
3.65%, 03/16/25	2,731	2,691,315
3.75%, 05/15/24(a)	645	648,202
3.93%, 05/07/25 (Call 05/07/24), (3 mo. LIBOR US + 1.610%)(b)	2,717	2,705,926
4.34%, 05/16/24 (Call 05/16/23), (3 mo. LIBOR US + 1.356%)(a)(b)	1,918	1,933,577
4.38%, 09/11/24	1,514	1,517,912
4.38%, 01/12/26	3,025	3,017,396
5.20%, 05/12/26	262	265,710
BNP Paribas SA
3.25%, 03/03/23(a)	701	705,800
4.25%, 10/15/24(a)	1,368	1,378,385
BPCE SA
3.38%, 12/02/26	40	38,708
4.00%, 04/15/24	589	594,144
Canadian Imperial Bank of Commerce
0.45%, 06/22/23	1,287	1,253,033
0.50%, 12/14/23	774	741,478
0.95%, 06/23/23	835	817,408
0.95%, 10/23/25	298	270,730
1.00%, 10/18/24	615	577,992
1.25%, 06/22/26	2,022	1,806,025
2.25%, 01/28/25	1,188	1,143,346
2.55%, 06/16/22(a)	576	576,825

S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® 0-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.61%, 07/22/23 (Call 07/22/22), (3 mo. LIBOR US + 0.785%)(a)(b)	$293	$292,810
3.10%, 04/02/24	273	271,701
3.45%, 04/07/27	25	24,192
3.50%, 09/13/23	1,239	1,248,032
Capital One N.A., 2.15%, 09/06/22 (Call 08/06/22)(a)	400	400,739
Citibank N.A., 3.65%, 01/23/24 (Call 12/23/23)(a)	2,000	2,016,397
Citigroup Inc.
0.78%, 10/30/24 (Call 10/30/23), (SOFR + 0.686%)(b)	1,886	1,804,989
0.98%, 05/01/25 (Call 05/01/24), (SOFR + 0.669%)(b)	936	882,543
1.12%, 01/28/27 (Call 01/28/26), (SOFR + 0.765%)(b)	539	480,901
1.28%, 11/03/25 (Call 11/03/24), (SOFR + 0.528%)(b)	680	636,559
1.46%, 06/09/27 (Call 06/09/26), (SOFR + 0.770%)(b)	2,830	2,519,280
1.68%, 05/15/24 (Call 05/15/23), (SOFR + 1.667%)(b)	2,148	2,116,802
2.01%, 01/25/26 (Call 01/25/25), (SOFR + 0.694%)(b)	2,750	2,599,844
2.70%, 10/27/22 (Call 09/27/22)(a)	1,931	1,937,406
2.88%, 07/24/23 (Call 07/24/22), (3 mo. LIBOR US + 0.950%)(b)	2,148	2,148,204
3.07%, 02/24/28 (Call 02/24/27), (SOFR + 1.280%)(b)	2,800	2,633,999
3.11%, 04/08/26 (Call 04/08/25), (SOFR + 2.842%)(b)	3,113	3,012,546
3.20%, 10/21/26 (Call 07/21/26)	80	76,878
3.29%, 03/17/26 (Call 03/17/25)(b)	1,170	1,140,560
3.30%, 04/27/25(a)	686	677,740
3.35%, 04/24/25 (Call 04/24/24), (3 mo. LIBOR US + 0.897%)(b)	3,388	3,338,983
3.40%, 05/01/26	2,035	1,983,327
3.50%, 05/15/23	1,369	1,379,491
3.70%, 01/12/26	2,702	2,670,573
3.75%, 06/16/24	806	812,566
3.88%, 10/25/23(a)	703	713,024
3.88%, 03/26/25	1,368	1,365,904
4.00%, 08/05/24(a)	30	30,197
4.04%, 06/01/24 (Call 06/01/23), (3 mo. LIBOR US + 1.023%)(b)	1,690	1,699,482
4.05%, 07/30/22(a)	968	972,992
4.30%, 11/20/26	740	738,034
4.40%, 06/10/25	3,192	3,213,332
4.60%, 03/09/26	1,665	1,676,501
5.50%, 09/13/25	1,816	1,892,016
Citizens Bank N.A./Providence RI
2.25%, 04/28/25 (Call 03/28/25)	602	576,337
3.70%, 03/29/23 (Call 02/28/23)	565	569,050
3.75%, 02/18/26 (Call 11/18/25)	450	451,125
Citizens Financial Group Inc., 2.85%, 07/27/26 (Call 04/27/26)	413	397,226
Comerica Bank, 2.50%, 07/23/24	753	737,906
Comerica Inc., 3.70%, 07/31/23 (Call 06/30/23)	1,008	1,014,889
Cooperatieve Rabobank U.A.
3.75%, 07/21/26	2,036	1,977,935
4.38%, 08/04/25	1,559	1,562,542
4.63%, 12/01/23	25	25,442
Cooperatieve Rabobank U.A./New York
0.38%, 01/12/24(a)	230	219,167
1.38%, 01/10/25	1,175	1,115,567
2.75%, 01/10/23	802	800,929
3.38%, 05/21/25	950	944,075
Corebridge Finacial Inc, 3.50%, 04/04/25 (Call 03/04/25)	35	34,623
Credit Suisse AG/New York NY
0.50%, 02/02/24(a)	605	575,592
0.52%, 08/09/23	1,435	1,392,778

Security	Par (000)	Value

Banks (continued)
1.00%, 05/05/23	$2,041	$2,002,906
1.25%, 08/07/26	2,240	1,982,081
2.95%, 04/09/25	1,926	1,868,217
3.63%, 09/09/24	3,468	3,459,236
Credit Suisse Group AG
3.75%, 03/26/25(a)	2,669	2,619,644
3.80%, 06/09/23	2,409	2,418,298
4.55%, 04/17/26(a)	2,520	2,512,024
Credit Suisse Group Funding Guernsey Ltd., 3.80%, 09/15/22	2,101	2,111,852
Credit Suisse USA Inc., 3.70%, 02/21/25	1,300	1,286,963
Deutsche Bank AG/London, 3.70%, 05/30/24	960	961,864
Deutsche Bank AG/New York NY
0.90%, 05/28/24	815	769,285
0.96%, 11/08/23	690	664,883
1.45%, 04/01/25 (Call 04/01/24), (SOFR + 1.131%)(b)	620	585,686
1.69%, 03/19/26	600	546,822
2.13%, 11/24/26 (Call 11/24/25), (SOFR + 1.870%)(b)	815	738,325
2.22%, 09/18/24 (Call 09/18/23), (SOFR + 2.159%)(b)	1,893	1,839,863
2.31%, 11/16/27 (Call 11/16/26), (SOFR + 1.219%)(b)	1,275	1,127,525
2.55%, 01/07/28 (Call 01/07/27), (SOFR + 1.318%)(b)	1,145	1,021,180
3.30%, 11/16/22	1,167	1,174,598
3.70%, 05/30/24	904	897,524
3.95%, 02/27/23(a)	935	939,019
3.96%, 11/26/25 (Call 11/26/24), (SOFR + 2.581%)(b)	1,941	1,913,305
Discover Bank
2.45%, 09/12/24 (Call 08/12/24)	1,413	1,375,745
3.35%, 02/06/23 (Call 01/06/23)(a)	725	729,220
3.45%, 07/27/26 (Call 04/27/26)(a)	780	757,685
4.20%, 08/08/23	1,253	1,263,818
Fifth Third Bancorp.
1.63%, 05/05/23 (Call 04/05/23)	830	820,336
1.71%, 11/01/27 (Call 11/01/26), (SOFR + 0.685%)(b)	300	271,394
2.38%, 01/28/25 (Call 12/28/24)	559	539,654
2.60%, 06/15/22 (Call 05/16/22)	754	753,847
3.65%, 01/25/24 (Call 12/25/23)	2,354	2,359,465
4.30%, 01/16/24 (Call 12/16/23)	1,293	1,309,327
Fifth Third Bank NA
1.80%, 01/30/23 (Call 12/30/22)	723	720,386
2.25%, 02/01/27 (Call 01/01/27)	125	117,048
3.85%, 03/15/26 (Call 02/15/26)	265	263,514
3.95%, 07/28/25 (Call 06/28/25)	510	515,833
First-Citizens Bank & Trust Co., 3.93%, 06/19/24 (Call 06/19/23), (SOFR + 3.827%)(b)	365	366,396
Goldman Sachs Group Inc. (The)
0.52%, 03/08/23 (Call 09/08/22)	675	661,895
0.63%, 11/17/23 (Call 11/17/22), (SOFR + 0.538%)(b)	660	650,222
0.66%, 09/10/24 (Call 09/10/23), (SOFR + 0.505%)(b)	1,445	1,387,687
0.67%, 03/08/24 (Call 03/08/23), (SOFR + 0.572%)(b)	2,277	2,221,137
0.86%, 02/12/26 (Call 02/12/25), (SOFR + 0.609%)(b)	1,050	958,843
0.93%, 10/21/24 (Call 10/21/23), (SOFR + 0.486%)(b)	1,670	1,605,470
1.09%, 12/09/26 (Call 12/09/25), (SOFR + 0.789%)(b)	260	234,415
1.22%, 12/06/23 (Call 12/06/22)	200	194,274
1.43%, 03/09/27 (Call 03/09/26), (SOFR + 0.798%)(b)	370	330,659
1.54%, 09/10/27 (Call 09/10/26), (SOFR + 0.818%)(b)	3,000	2,654,599
1.76%, 01/24/25 (Call 01/24/24), (SOFR + 0.730%)(b)	3,305	3,193,040
1.95%, 10/21/27 (Call 10/21/26), (SOFR + 0.913%)(b)	1,460	1,307,473
2.64%, 02/24/28 (Call 02/24/27), (SOFR + 1.114%)(b)	1,215	1,118,076
2.91%, 06/05/23 (Call 06/05/22), (3 mo. LIBOR US + 1.053%)(b)	2,223	2,222,835

10	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® 0-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.91%, 07/24/23 (Call 07/24/22), (3 mo. LIBOR US + 0.990%)(a)(b)	$1,118	$1,117,134
3.00%, 03/15/24	200	198,456
3.20%, 02/23/23 (Call 01/23/23)(a)	1,342	1,350,120
3.27%, 09/29/25 (Call 09/29/24), (3 mo. LIBOR US + 1.201%)(a)(b)	2,676	2,632,004
3.50%, 01/23/25 (Call 10/23/24)	2,320	2,299,752
3.50%, 04/01/25 (Call 03/01/25)	3,643	3,595,440
3.50%, 11/16/26 (Call 11/16/25)	2,090	2,042,020
3.62%, 03/15/28 (Call 03/15/27), (SOFR + 1.846%)(b)	840	807,105
3.63%, 01/22/23(a)	2,235	2,258,384
3.63%, 02/20/24 (Call 01/20/24)	2,009	2,012,923
3.75%, 05/22/25 (Call 02/22/25)	2,571	2,557,381
3.75%, 02/25/26 (Call 11/25/25)	1,932	1,917,204
3.85%, 07/08/24 (Call 04/08/24)	261	262,459
3.85%, 01/26/27 (Call 01/26/26)	210	205,279
4.00%, 03/03/24	3,543	3,572,836
4.25%, 10/21/25	2,345	2,346,736
5.95%, 01/15/27	200	212,598
HSBC Holdings PLC
0.98%, 05/24/25 (Call 05/24/24), (SOFR + 0.708%)(b)	2,712	2,544,376
1.16%, 11/22/24 (Call 11/22/23), (SOFR + 0.580%)(a)(b)	840	805,663
1.65%, 04/18/26 (Call 04/18/25), (SOFR + 1.538%)(b)	2,726	2,526,413
2.10%, 06/04/26 (Call 06/04/25), (SOFR + 1.929%)(b)	2,265	2,117,630
2.25%, 11/22/27 (Call 11/22/26), (SOFR + 1.100%)(b)	1,875	1,692,862
2.63%, 11/07/25 (Call 11/07/24), (SOFR + 1.401%)(a)(b)	1,240	1,193,988
3.00%, 03/10/26 (Call 03/10/25), (SOFR + 1.430%)(b)	25	24,091
3.03%, 11/22/23 (Call 11/22/22), (3 mo. LIBOR US + 0.923%)(b)	476	475,345
3.60%, 05/25/23	1,945	1,964,988
3.80%, 03/11/25 (Call 03/11/24), (3 mo. LIBOR US + 1.211%)(b)	3,922	3,902,949
3.90%, 05/25/26(a)	1,920	1,892,216
3.95%, 05/18/24 (Call 05/18/23), (3 mo. LIBOR US + 0.987%)(b)	2,397	2,406,343
4.25%, 03/14/24	2,934	2,962,702
4.25%, 08/18/25	1,517	1,512,726
4.29%, 09/12/26 (Call 09/12/25), (3 mo. LIBOR US + 1.348%)(b)	585	580,357
4.30%, 03/08/26	3,328	3,334,332
4.38%, 11/23/26(a)	610	604,805
HSBC USA Inc., 3.50%, 06/23/24	644	644,083
Huntington Bancshares Inc./OH
2.63%, 08/06/24 (Call 07/06/24)	877	861,045
4.00%, 05/15/25 (Call 04/15/25)	315	317,400
Huntington National Bank (The)
2.50%, 08/07/22 (Call 07/07/22)	665	665,407
3.55%, 10/06/23 (Call 09/06/23)	875	880,239
ING Groep NV
1.73%, 04/01/27 (Call 04/01/26), (SOFR + 1.005%)(b)	240	216,370
3.55%, 04/09/24	387	386,414
3.87%, 03/28/26 (Call 03/28/25), (SOFR + 1.640%)(b)	200	197,622
3.95%, 03/29/27	245	239,266
4.10%, 10/02/23	1,842	1,860,421
Intesa Sanpaolo SpA, 5.25%, 01/12/24	222	225,888
JPMorgan Chase & Co.
0.56%, 02/16/25 (Call 02/16/24), (SOFR + 0.420%)(b)	1,225	1,160,518
0.65%, 09/16/24 (Call 09/16/23), (SOFR + 0.600%)(b)	1,485	1,436,017
0.70%, 03/16/24 (Call 03/16/23), (SOFR + 0.580%)(b)	2,199	2,150,006
0.77%, 08/09/25 (Call 08/09/24), (SOFR + 0.490%)(b)	2,530	2,365,007

Security	Par (000)	Value

Banks (continued)
0.82%, 06/01/25 (Call 06/01/24), (SOFR + 0.540%)(b)	$2,150	$2,022,943
0.97%, 06/23/25 (Call 06/23/24), (SOFR + 0.580%)(b)	4,010	3,773,270
1.04%, 02/04/27 (Call 02/04/26), (SOFR + 0.695%)(b)	295	262,794
1.05%, 11/19/26 (Call 11/19/25), (SOFR + 0.800%)(b)	575	515,972
1.47%, 09/22/27 (Call 09/22/26), (SOFR + 0.765%)(b)	900	798,940
1.51%, 06/01/24 (Call 06/01/23), (SOFR + 1.455%)(b)	305	300,113
1.56%, 12/10/25 (Call 12/10/24), (SOFR + 0.605%)(b)	4,165	3,917,349
1.58%, 04/22/27 (Call 04/22/26), (SOFR + 0.885%)(b)	3,000	2,710,020
2.01%, 03/13/26 (Call 03/13/25), (SOFR + 1.585%)(b)	2,122	1,999,598
2.08%, 04/22/26 (Call 04/22/25), (SOFR + 1.850%)(a)(b)	3,567	3,358,662
2.30%, 10/15/25 (Call 10/15/24), (SOFR + 1.160%)(b)	772	741,180
2.60%, 02/24/26 (Call 02/24/25), (SOFR + 0.915%)(b)	600	577,084
2.70%, 05/18/23 (Call 03/18/23)	2,068	2,068,367
2.95%, 10/01/26 (Call 07/01/26)	195	186,944
2.95%, 02/24/28 (Call 02/24/27), (SOFR + 1.170%)(b)	2,695	2,536,294
3.13%, 01/23/25 (Call 10/23/24)(a)	3,069	3,036,864
3.20%, 01/25/23(a)	3,357	3,382,318
3.20%, 06/15/26 (Call 03/15/26)(a)	495	482,485
3.22%, 03/01/25 (Call 03/01/24), (3 mo. LIBOR US + 1.155%)(b)	2,436	2,411,563
3.25%, 09/23/22	3,132	3,149,662
3.30%, 04/01/26 (Call 01/01/26)	2,690	2,623,671
3.38%, 05/01/23	2,038	2,049,806
3.56%, 04/23/24 (Call 04/23/23), (3 mo. LIBOR US + 0.730%)(b)	157	157,184
3.63%, 05/13/24	2,109	2,127,582
3.80%, 07/23/24 (Call 07/23/23), (3 mo. LIBOR US + 0.890%)(b)	3,174	3,185,560
3.88%, 02/01/24	1,017	1,031,149
3.88%, 09/10/24	3,549	3,564,488
3.90%, 07/15/25 (Call 04/15/25)	4,755	4,776,403
3.96%, 01/29/27 (Call 01/29/26), (3 mo. LIBOR US + 1.245%)(b)	495	490,145
4.02%, 12/05/24 (Call 12/05/23), (3 mo. LIBOR US + 1.000%)(b)	2,945	2,957,828
4.08%, 04/26/26 (Call 04/26/25), (SOFR + 1.320%)(b)	1,460	1,456,176
4.13%, 12/15/26	395	390,934
4.32%, 04/26/28 (Call 04/26/27), (SOFR + 1.560%)(b)	3,540	3,526,621
7.63%, 10/15/26	100	114,201
KeyBank N.A./Cleveland OH
0.42%, 01/03/24 (Call 01/03/23), (SOFR + 0.340%)(b)	1,208	1,187,307
0.43%, 06/14/24 (Call 06/14/23), (SOFR + 0.320%)(b)	530	514,450
1.25%, 03/10/23	505	497,295
2.30%, 09/14/22	812	813,318
2.40%, 06/09/22	329	329,313
3.30%, 06/01/25	600	595,511
3.38%, 03/07/23(a)	744	746,813
3.40%, 05/20/26	485	472,425
KeyCorp.
2.25%, 04/06/27	25	23,042
4.15%, 10/29/25	470	475,689
Lloyds Bank PLC, 2.25%, 08/14/22	360	360,594
Lloyds Banking Group PLC
0.70%, 05/11/24 (Call 05/11/23), (1 year CMT + 0.550%)(b)	1,090	1,057,816
1.33%, 06/15/23 (Call 06/15/22)(b)	392	391,237
2.44%, 02/05/26 (Call 02/05/25)(a)(b)	1,056	1,007,772
2.91%, 11/07/23 (Call 11/07/22)(a)(b)	1,570	1,568,520
3.51%, 03/18/26 (Call 03/18/25)(a)(b)	1,115	1,094,526
3.75%, 01/11/27	140	136,219

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® 0-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.75%, 03/18/28 (Call 03/18/27)(b)	$1,500	$1,446,102
3.87%, 07/09/25 (Call 07/09/24)(a)(b)	1,918	1,914,091
3.90%, 03/12/24	1,534	1,537,819
4.05%, 08/16/23	2,241	2,261,137
4.45%, 05/08/25(a)	1,690	1,712,356
4.50%, 11/04/24	1,377	1,388,512
4.58%, 12/10/25	1,303	1,303,109
4.65%, 03/24/26	1,637	1,633,345
M&T Bank Corp., 3.55%, 07/26/23 (Call 06/26/23)(a)	731	734,451
Manufacturers & Traders Trust Co., 2.90%, 02/06/25 (Call 01/06/25)	635	624,029
Mitsubishi UFJ Financial Group Inc.
0.85%, 09/15/24 (Call 09/15/23)(b)	502	484,103
0.95%, 07/19/25 (Call 07/19/24)(b)	2,305	2,164,898
0.96%, 10/11/25 (Call 10/11/24)(b)	345	321,634
1.41%, 07/17/25	2,069	1,908,860
1.54%, 07/20/27 (Call 07/20/26)(b)	1,900	1,700,313
1.64%, 10/13/27 (Call 10/13/26)(b)	200	178,249
2.19%, 02/25/25	2,472	2,367,228
2.34%, 01/19/28 (Call 01/19/27)(b)	1,680	1,538,320
2.53%, 09/13/23	494	490,269
2.62%, 07/18/22(a)	1,955	1,954,352
2.67%, 07/25/22(a)	2,058	2,062,087
2.76%, 09/13/26	127	120,142
2.80%, 07/18/24	1,548	1,523,076
3.41%, 03/07/24	1,586	1,583,549
3.46%, 03/02/23(a)	698	702,400
3.76%, 07/26/23	2,207	2,228,821
3.78%, 03/02/25	796	800,170
3.84%, 04/17/26 (Call 04/17/25)(b)	400	398,591
3.85%, 03/01/26	2,123	2,104,235
4.08%, 04/19/28 (Call 04/19/27)(b)	2,000	1,973,110
Mizuho Financial Group Inc.
0.85%, 09/08/24 (Call 09/08/23), (SOFR + 0.872%)(b)	1,047	1,008,876
1.24%, 07/10/24 (Call 07/10/23), (SOFR + 1.252%)(b)	1,316	1,282,523
1.55%, 07/09/27 (Call 07/09/26)(b)	500	446,149
2.23%, 05/25/26 (Call 05/25/25), (3 mo. LIBOR US + 0.830%)(b)	940	888,812
2.56%, 09/13/25 (Call 09/13/24), (SOFR + 1.362%)(b)	640	619,861
2.60%, 09/11/22(a)	1,085	1,084,792
2.65%, 05/22/26 (Call 05/22/25)(a)(b)	1,000	959,171
2.72%, 07/16/23 (Call 07/16/22), (3 mo. LIBOR US + 0.840%)(b)	451	450,859
2.84%, 07/16/25 (Call 07/16/24), (SOFR + 1.242%)(b)	575	561,887
2.84%, 09/13/26	85	80,273
3.55%, 03/05/23(a)	572	574,230
3.66%, 02/28/27	65	63,449
3.92%, 09/11/24 (Call 09/11/23), (3 mo. LIBOR US + 1.000%)(b)	1,218	1,222,952
Morgan Stanley
0.53%, 01/25/24 (Call 01/25/23), (SOFR + 0.455%)(b)	2,915	2,855,482
0.56%, 11/10/23 (Call 11/10/22), (SOFR + 0.466%)(b)	972	958,659
0.73%, 04/05/24 (Call 04/05/23), (SOFR + 0.616%)(b)	142	138,326
0.79%, 01/22/25 (Call 01/22/24), (SOFR + 0.509%)(b)	463	439,942
0.79%, 05/30/25 (Call 05/30/24), (SOFR + 0.525%)(b)	905	845,954
0.99%, 12/10/26 (Call 12/10/25), (SOFR + 0.720%)(b)	555	495,406
1.16%, 10/21/25 (Call 10/21/24), (SOFR + 0.560%)(b)	2,930	2,736,932
1.51%, 07/20/27 (Call 07/20/26), (SOFR + 0.858%)(b)	1,905	1,698,547
1.59%, 05/04/27 (Call 05/04/26), (SOFR + 0.879%)(b)	665	598,081
2.19%, 04/28/26 (Call 04/28/25), (SOFR + 1.990%)(b)	5,845	5,512,959

Security	Par (000)	Value

Banks (continued)
2.48%, 01/21/28 (Call 01/21/27), (SOFR + 1.000%)(b)	$1,740	$1,601,233
2.63%, 02/18/26 (Call 02/18/25), (SOFR + 0.940%)(b)	6,000	5,774,461
2.72%, 07/22/25 (Call 07/22/24), (SOFR + 1.152%)(b)	1,204	1,171,247
2.75%, 05/19/22	1,424	1,425,077
3.13%, 01/23/23(a)	2,895	2,908,635
3.13%, 07/27/26	615	588,892
3.62%, 04/17/25 (Call 04/17/24), (SOFR + 1.160%)(b)	760	755,675
3.63%, 01/20/27	520	506,537
3.70%, 10/23/24	3,476	3,484,482
3.74%, 04/24/24 (Call 04/24/23), (3 mo. LIBOR US + 0.847%)(b)	60	60,004
3.75%, 02/25/23(a)	2,055	2,072,119
3.88%, 01/27/26	4,560	4,521,023
4.00%, 07/23/25	3,269	3,271,887
4.10%, 05/22/23	2,465	2,491,967
4.21%, 04/20/28 (Call 04/20/27), (SOFR + 1.610%)(b)	985	977,082
4.35%, 09/08/26	1,250	1,252,308
4.88%, 11/01/22	2,354	2,386,138
5.00%, 11/24/25(a)	2,750	2,820,517
6.25%, 08/09/26	125	135,202
Series F, 3.88%, 04/29/24	3,587	3,610,460
Series I, 0.86%, 10/21/25 (Call 10/21/24), (SOFR + 0.745%)(b)	4,839	4,491,598
MUFG Union Bank N.A., 2.10%, 12/09/22 (Call 11/09/22)	658	658,020
National Australia Bank Ltd./New York
1.88%, 12/13/22	890	885,174
2.50%, 05/22/22(a)	632	631,944
2.50%, 07/12/26(a)	340	324,297
2.88%, 04/12/23(a)	180	180,522
3.00%, 01/20/23(a)	614	616,114
3.38%, 01/14/26(a)	570	565,592
3.63%, 06/20/23	535	540,359
National Bank of Canada
0.55%, 11/15/24 (Call 11/15/23)(b)	655	626,602
0.75%, 08/06/24	1,055	990,617
2.10%, 02/01/23(a)	290	289,279
Natwest Group PLC
1.64%, 06/14/27 (Call 06/14/26)(b)	660	586,491
2.36%, 05/22/24 (Call 05/22/23)(b)	313	308,901
3.50%, 05/15/23 (Call 05/15/22), (3 mo. LIBOR US + 1.48%(b)	1,863	1,863,102
3.88%, 09/12/23	2,635	2,642,527
4.27%, 03/22/25 (Call 03/22/24), (3 mo. LIBOR US + 1.762%)(b)	2,241	2,242,378
4.52%, 06/25/24 (Call 06/25/23), (3 mo. LIBOR US + 1.550%)(b)	1,430	1,442,263
4.80%, 04/05/26	1,953	1,972,078
5.13%, 05/28/24	1,726	1,753,065
6.00%, 12/19/23	840	863,336
6.13%, 12/15/22	643	653,724
Northern Trust Corp.
2.38%, 08/02/22	475	475,394
3.95%, 10/30/25	615	623,444
PNC Bank N.A.
2.45%, 07/28/22 (Call 06/28/22)	518	518,852
2.70%, 11/01/22 (Call 10/01/22)	1,298	1,301,972
2.88%, 06/29/22 (Call 05/31/22)(a)	438	438,213
2.95%, 01/30/23 (Call 12/30/22)	811	815,464
2.95%, 02/23/25 (Call 01/24/25)	680	672,479
3.25%, 06/01/25 (Call 05/02/25)	1,297	1,288,847

12	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® 0-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.30%, 10/30/24 (Call 09/30/24)(a)	$631	$629,495
3.50%, 06/08/23 (Call 05/09/23)	904	909,074
3.80%, 07/25/23 (Call 06/25/23)	939	947,657
3.88%, 04/10/25 (Call 03/10/25)	820	821,488
4.20%, 11/01/25 (Call 10/02/25)	640	649,525
2.50%, 08/27/24 (Call 07/27/24)	826	810,069
PNC Financial Services Group Inc. (The)
1.15%, 08/13/26 (Call 07/13/26)	1,070	968,012
2.20%, 11/01/24 (Call 10/02/24)	2,273	2,221,192
2.60%, 07/23/26 (Call 05/23/26)(a)	435	417,298
2.85%, 11/09/22(c)	429	430,403
3.50%, 01/23/24 (Call 12/23/23)	1,201	1,208,516
3.90%, 04/29/24 (Call 03/29/24)	910	918,653
Regions Financial Corp., 2.25%, 05/18/25 (Call 04/18/25)(a)	629	603,416
Royal Bank of Canada
0.43%, 01/19/24(a)	809	775,708
0.50%, 10/26/23	520	502,122
0.65%, 07/29/24	1,915	1,801,557
0.75%, 10/07/24	1,610	1,510,000
0.88%, 01/20/26	619	555,488
1.15%, 06/10/25	1,371	1,266,511
1.15%, 07/14/26	2,877	2,577,420
1.20%, 04/27/26	2,082	1,875,794
1.40%, 11/02/26	1,075	965,296
1.60%, 04/17/23	654	648,523
1.95%, 01/17/23(a)	1,114	1,112,775
2.05%, 01/21/27(a)	1,000	922,572
2.25%, 11/01/24	2,099	2,038,245
2.55%, 07/16/24	1,748	1,719,363
3.38%, 04/14/25	475	470,034
3.63%, 05/04/27(a)	2,000	1,963,374
3.70%, 10/05/23	1,595	1,612,730
4.65%, 01/27/26(a)	1,259	1,284,469
Santander Holdings USA Inc.
2.49%, 01/06/28 (Call 01/06/27), (SOFR + 1.249%)(b)	530	480,874
3.24%, 10/05/26 (Call 08/05/26)	330	314,136
3.40%, 01/18/23 (Call 12/18/22)(a)	1,033	1,039,151
3.45%, 06/02/25 (Call 05/02/25)	553	542,773
3.50%, 06/07/24 (Call 05/07/24)	1,700	1,691,125
4.50%, 07/17/25 (Call 04/17/25)	989	996,791
Santander UK Group Holdings PLC
1.09%, 03/15/25 (Call 03/15/24), (SOFR + 0.787%)(b)	385	363,109
1.53%, 08/21/26 (Call 08/21/25)(b)	452	410,932
1.67%, 06/14/27 (Call 06/14/26), (SOFR + 0.989%)(b)	1,650	1,465,851
2.47%, 01/11/28 (Call 01/11/27), (SOFR + 1.220%)(b)	300	270,948
3.37%, 01/05/24 (Call 01/05/23), (3 mo. LIBOR US + 1.080%)(b)	1,819	1,816,825
4.80%, 11/15/24 (Call 11/15/23), (3 mo. LIBOR US + 1.570%)(b)	1,391	1,408,463
Santander UK PLC, 4.00%, 03/13/24	1,082	1,093,501
State Street Corp.
1.68%, 11/18/27 (Call 11/18/26), (SOFR + 0.560%)(b)	425	388,359
2.65%, 05/19/26	475	460,452
3.10%, 05/15/23	680	680,682
3.30%, 12/16/24(a)	1,298	1,298,617
3.55%, 08/18/25	1,476	1,478,206
3.70%, 11/20/23	1,656	1,674,869
Sumitomo Mitsui Banking Corp. 3.00%, 01/18/23(a)	200	200,048

Security	Par (000)	Value

Banks (continued)
3.20%, 07/18/22	$285	$285,139
3.40%, 07/11/24	1,100	1,095,865
3.65%, 07/23/25	40	39,673
3.95%, 07/19/23	125	126,124
3.95%, 01/10/24	770	778,067
Sumitomo Mitsui Financial Group Inc.
0.51%, 01/12/24	115	109,754
0.95%, 01/12/26	1,054	943,941
1.40%, 09/17/26	3,035	2,703,684
1.47%, 07/08/25	3,410	3,159,341
2.17%, 01/14/27	560	513,575
2.35%, 01/15/25	1,564	1,502,548
2.45%, 09/27/24	1,515	1,471,249
2.63%, 07/14/26	2,220	2,095,617
2.70%, 07/16/24	2,680	2,631,716
2.78%, 07/12/22	2,127	2,131,291
2.78%, 10/18/22(a)	2,009	2,013,896
3.10%, 01/17/23(a)	40	40,047
3.45%, 01/11/27	350	338,624
3.75%, 07/19/23(a)	793	798,125
3.78%, 03/09/26	2,130	2,102,432
3.94%, 10/16/23	1,543	1,560,369
SVB Financial Group, 1.80%, 10/28/26 (Call 09/28/26)(a)	135	122,869
Svenska Handelsbanken AB, 3.90%, 11/20/23	1,816	1,839,743
Synchrony Bank, 3.00%, 06/15/22 (Call 05/16/22)	790	790,168
Toronto-Dominion Bank (The)
0.25%, 01/06/23(a)	520	513,704
0.30%, 06/02/23	1,526	1,487,844
0.45%, 09/11/23	1,329	1,287,129
0.55%, 03/04/24	1,457	1,388,815
0.70%, 09/10/24	10	9,416
0.75%, 06/12/23	992	971,201
0.75%, 09/11/25(a)	455	413,873
0.75%, 01/06/26	1,149	1,031,644
1.15%, 06/12/25	1,336	1,240,243
1.20%, 06/03/26	1,285	1,156,707
1.25%, 12/13/24(a)	1,480	1,405,722
1.25%, 09/10/26	1,535	1,375,752
1.45%, 01/10/25(a)	1,235	1,172,092
1.90%, 12/01/22	1,356	1,355,445
1.95%, 01/12/27	1,000	917,412
2.35%, 03/08/24	1,150	1,132,590
2.65%, 06/12/24(a)	1,936	1,913,549
2.80%, 03/10/27	2,000	1,900,407
3.25%, 03/11/24	1,945	1,945,096
3.50%, 07/19/23	1,455	1,468,027
Truist Bank
1.25%, 03/09/23 (Call 02/09/23)	665	659,098
1.50%, 03/10/25 (Call 02/10/25)	1,130	1,072,065
2.15%, 12/06/24 (Call 11/05/24)	2,617	2,541,964
2.45%, 08/01/22 (Call 07/01/22)	786	786,763
2.75%, 05/01/23 (Call 04/01/23)	418	417,593
3.00%, 02/02/23 (Call 01/02/23)(a)	802	807,042
3.20%, 04/01/24 (Call 03/01/24)	947	947,588
3.30%, 05/15/26 (Call 04/15/26)	120	117,721
3.63%, 09/16/25 (Call 08/16/25)(a)	1,645	1,641,369
3.69%, 08/02/24 (Call 08/02/23), (3 mo. LIBOR US + 0.735%)(b)	1,102	1,108,238
3.80%, 10/30/26 (Call 09/30/26)	215	213,273
4.05%, 11/03/25 (Call 09/03/25)	493	501,910

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® 0-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Truist Financial Corp.
1.20%, 08/05/25 (Call 07/03/25)	$722	$668,976
1.27%, 03/02/27 (Call 03/02/26), (SOFR + 0.609%)(b)	230	209,019
2.20%, 03/16/23 (Call 02/13/23)	620	618,959
2.50%, 08/01/24 (Call 07/01/24)	2,078	2,040,194
2.85%, 10/26/24 (Call 09/26/24)	1,311	1,296,763
3.05%, 06/20/22 (Call 05/20/22)	1,008	1,008,607
3.70%, 06/05/25 (Call 05/05/25)	1,392	1,395,408
3.75%, 12/06/23 (Call 11/06/23)	1,517	1,535,246
4.00%, 05/01/25 (Call 03/01/25)	1,692	1,709,859
U.S. Bancorp.
1.45%, 05/12/25 (Call 04/11/25)	1,995	1,880,821
2.22%, 01/27/28 (Call 01/27/27), (SOFR + 0.730%)(b)	2,800	2,598,378
2.40%, 07/30/24 (Call 06/28/24)	1,529	1,501,372
2.95%, 07/15/22 (Call 06/15/22)	1,560	1,562,704
3.10%, 04/27/26 (Call 03/27/26)	615	602,023
3.38%, 02/05/24 (Call 01/05/24)	1,350	1,355,554
3.60%, 09/11/24 (Call 08/11/24)(a)	1,356	1,362,221
3.70%, 01/30/24 (Call 12/29/23)	770	777,537
3.95%, 11/17/25 (Call 10/17/25)	860	873,576
Series V, 2.38%, 07/22/26 (Call 06/22/26)(a)	384	365,435
U.S. Bank N.A./Cincinnati OH
1.95%, 01/09/23 (Call 12/09/22)	680	675,341
2.05%, 01/21/25 (Call 12/20/24)(a)	991	958,175
2.80%, 01/27/25 (Call 12/27/24)(a)	1,313	1,295,388
2.85%, 01/23/23 (Call 12/23/22)	606	608,678
3.40%, 07/24/23 (Call 06/23/23)	1,399	1,411,073
Wells Fargo & Co.
0.81%, 05/19/25 (Call 05/19/24), (SOFR + 0.510%)(b)	5,335	5,021,299
1.65%, 06/02/24 (Call 06/02/23), (SOFR + 1.600%)(b)	3,256	3,198,917
2.16%, 02/11/26 (Call 02/11/25), (3 mo. LIBOR US + 0.750%)(b)	4,666	4,427,696
2.19%, 04/30/26 (Call 04/30/25), (SOFR + 2.000%)(b)	3,763	3,551,675
2.41%, 10/30/25 (Call 10/30/24), (SOFR + 1.087%)(b)	4,504	4,332,312
2.63%, 07/22/22(a)	363	363,392
3.00%, 02/19/25	3,146	3,089,536
3.00%, 04/22/26	4,413	4,246,393
3.00%, 10/23/26	1,340	1,279,693
3.30%, 09/09/24	2,721	2,708,633
3.53%, 03/24/28 (Call 03/24/27), (SOFR + 1.510%)(b)	980	942,128
3.55%, 09/29/25	3,040	3,015,806
3.75%, 01/24/24 (Call 12/22/23)	3,333	3,357,609
3.91%, 04/25/26 (Call 04/25/25), (SOFR + 1.320%)(b)	1,980	1,966,391
4.10%, 06/03/26	1,147	1,140,233
4.13%, 08/15/23	1,785	1,805,659
4.48%, 01/16/24(a)	253	257,607
Westpac Banking Corp.
1.02%, 11/18/24(a)	470	445,199
1.15%, 06/03/26	1,535	1,391,442
2.00%, 01/13/23(a)	717	713,401
2.35%, 02/19/25(a)	716	695,798
2.50%, 06/28/22(a)	1,385	1,384,373
2.70%, 08/19/26	705	677,334
2.75%, 01/11/23(a)	492	492,733
2.85%, 05/13/26	515	499,758
3.30%, 02/26/24(a)	1,677	1,683,222
3.35%, 03/08/27	45	44,050
3.65%, 05/15/23	1,124	1,133,147

		779,033,962

Security	Par (000)	Value

Beverages — 1.4%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc., 3.65%, 02/01/26 (Call 11/01/25)(a)	$5,219	$5,178,075
Coca-Cola Co. (The)
1.75%, 09/06/24(a)	1,506	1,475,654
3.38%, 03/25/27	2,065	2,060,805
Constellation Brands Inc.
3.20%, 02/15/23 (Call 01/15/23)	1,106	1,112,331
3.70%, 12/06/26 (Call 09/06/26)	270	267,227
4.25%, 05/01/23	1,464	1,482,272
4.40%, 11/15/25 (Call 09/15/25)(a)	814	828,640
Diageo Capital PLC
1.38%, 09/29/25 (Call 08/29/25)	635	594,542
2.13%, 10/24/24 (Call 09/24/24)	1,162	1,131,845
2.63%, 04/29/23 (Call 01/29/23)(a)	1,828	1,828,616
3.50%, 09/18/23 (Call 08/18/23)	922	927,776
Diageo Investment Corp., 2.88%, 05/11/22	614	613,981
Keurig Dr Pepper Inc.
0.75%, 03/15/24 (Call 05/31/22)	1,930	1,841,286
3.13%, 12/15/23 (Call 10/15/23)(a)	575	576,430
3.40%, 11/15/25 (Call 08/15/25)	512	506,822
4.42%, 05/25/25 (Call 03/25/25)	317	323,514
Molson Coors Beverage Co.
3.00%, 07/15/26 (Call 04/15/26)	2,220	2,113,686
3.50%, 05/01/22(a)	303	303,000
PepsiCo Inc.
0.40%, 10/07/23	780	758,500
0.75%, 05/01/23(a)	609	599,147
2.25%, 03/19/25 (Call 02/19/25)(a)	2,214	2,160,392
2.38%, 10/06/26 (Call 07/06/26)	20	19,096
2.63%, 03/19/27 (Call 01/19/27)	2,165	2,087,090
2.75%, 03/01/23(a)	362	364,186
2.75%, 04/30/25 (Call 01/30/25)	271	268,415
2.85%, 02/24/26 (Call 11/24/25)	425	417,007
3.10%, 07/17/22 (Call 05/17/22)(a)	743	743,248
3.50%, 07/17/25 (Call 04/17/25)	353	355,616
3.60%, 03/01/24 (Call 12/01/23)(a)	2,064	2,084,306

		33,023,505

Biotechnology — 1.1%
Amgen Inc.
1.90%, 02/21/25 (Call 01/21/25)	861	825,428
2.20%, 02/21/27 (Call 12/21/26)	332	307,665
2.25%, 08/19/23 (Call 06/19/23)(a)	1,029	1,022,228
2.60%, 08/19/26 (Call 05/19/26)(a)	2,815	2,684,969
3.13%, 05/01/25 (Call 02/01/25)(a)	1,058	1,045,618
3.63%, 05/22/24 (Call 02/22/24)(a)	1,035	1,043,488
Baxalta Inc., 4.00%, 06/23/25 (Call 03/23/25)	1,398	1,403,012
Biogen Inc.
3.63%, 09/15/22	1,256	1,257,392
4.05%, 09/15/25 (Call 06/15/25)	1,080	1,076,327
Gilead Sciences Inc.
0.75%, 09/29/23 (Call 05/10/22)(b)	1,426	1,382,106
2.50%, 09/01/23 (Call 07/01/23)	1,194	1,188,599
2.95%, 03/01/27 (Call 12/01/26)(a)	420	403,002
3.25%, 09/01/22 (Call 07/01/22)	1,158	1,161,040
3.50%, 02/01/25 (Call 11/01/24)	2,162	2,156,170
3.65%, 03/01/26 (Call 12/01/25)	3,483	3,450,421
3.70%, 04/01/24 (Call 01/01/24)	2,263	2,276,585
Illumina Inc., 0.55%, 03/23/23	265	259,880

14	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® 0-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Biotechnology (continued)
Royalty Pharma PLC
0.75%, 09/02/23	$934	$902,586
1.20%, 09/02/25 (Call 08/02/25)	1,712	1,558,261

		25,404,777

Building Materials — 0.1%
Carrier Global Corp.
2.24%, 02/15/25 (Call 01/15/25)	266	254,833
2.49%, 02/15/27 (Call 12/15/26)	180	167,434
Fortune Brands Home & Security Inc.
4.00%, 09/21/23 (Call 08/21/23)(a)	938	948,335
4.00%, 06/15/25 (Call 03/15/25)	185	185,175
Martin Marietta Materials Inc., 0.65%, 07/15/23 (Call 07/15/22)	977	950,138

		2,505,915

Chemicals — 0.7%
Air Products and Chemicals Inc., 1.50%, 10/15/25 (Call 09/15/25)(a)	836	785,026
Celanese U.S. Holdings LLC
3.50%, 05/08/24 (Call 04/08/24)	782	776,438
4.63%, 11/15/22	477	483,507
Dow Chemical Co. (The), 3.63%, 05/15/26 (Call 03/15/26)	490	486,031
DuPont de Nemours Inc.
4.21%, 11/15/23 (Call 10/15/23)	4,333	4,390,921
4.49%, 11/15/25 (Call 09/15/25)	670	683,100
Eastman Chemical Co.
3.60%, 08/15/22 (Call 05/31/22)	691	691,848
3.80%, 03/15/25 (Call 12/15/24)	1,011	1,007,094
Ecolab Inc.
0.90%, 12/15/23 (Call 12/15/22)	85	82,376
1.65%, 02/01/27 (Call 01/01/27)(a)	705	648,805
2.70%, 11/01/26 (Call 08/01/26)(a)	60	57,994
EI du Pont de Nemours and Co., 1.70%, 07/15/25 (Call 06/15/25)	883	833,342
FMC Corp., 3.20%, 10/01/26 (Call 08/01/26)(a)	45	43,474
Linde Inc./CT
2.20%, 08/15/22 (Call 05/16/22)(a)	976	975,753
2.70%, 02/21/23 (Call 11/21/22)(a)	170	170,583
3.20%, 01/30/26 (Call 10/30/25)(a)	143	141,717
LYB International Finance BV, 4.00%, 07/15/23	356	359,543
LYB International Finance III LLC, 1.25%, 10/01/25 (Call 09/01/25)	680	620,565
LyondellBasell Industries NV, 5.75%, 04/15/24 (Call 01/15/24)	1,103	1,140,140
Mosaic Co. (The)
3.25%, 11/15/22 (Call 10/15/22)	350	351,725
4.25%, 11/15/23 (Call 08/15/23)	326	329,878
Nutrien Ltd., 1.90%, 05/13/23	486	480,629
PPG Industries Inc., 1.20%, 03/15/26 (Call 02/15/26)	842	765,771
Sherwin-Williams Co. (The), 3.13%, 06/01/24 (Call 04/01/24)(a)	967	962,360
Westlake Corp., 3.60%, 08/15/26 (Call 05/15/26)(a)	90	88,875

		17,357,495

Commercial Services — 1.1%
Automatic Data Processing Inc., 3.38%, 09/15/25 (Call 06/15/25)	246	247,237
Block Financial LLC, 5.50%, 11/01/22 (Call 05/02/22)(a)	801	802,272
Cintas Corp. No. 2, 3.70%, 04/01/27 (Call 01/01/27)	25	24,873
Equifax Inc.
2.60%, 12/01/24 (Call 11/01/24)	1,290	1,256,783
3.30%, 12/15/22 (Call 09/15/22)(a)	907	911,469

Security	Par (000)	Value

Commercial Services (continued)
Global Payments Inc.
1.20%, 03/01/26 (Call 02/01/26)	$2,501	$2,243,428
1.50%, 11/15/24 (Call 10/15/24)(a)	195	184,326
2.15%, 01/15/27 (Call 12/15/26)	970	879,542
2.65%, 02/15/25 (Call 01/15/25)	612	591,498
3.75%, 06/01/23 (Call 03/01/23)	637	640,054
4.00%, 06/01/23 (Call 05/01/23)	1,001	1,008,981
4.80%, 04/01/26 (Call 01/01/26)	266	271,941
Moody’s Corp.
2.63%, 01/15/23 (Call 12/15/22)(a)	881	881,900
3.75%, 03/24/25 (Call 02/24/25)	627	630,889
4.88%, 02/15/24 (Call 11/15/23)(a)	479	491,544
PayPal Holdings Inc.
1.35%, 06/01/23	1,042	1,029,623
1.65%, 06/01/25 (Call 05/01/25)	1,381	1,306,333
2.20%, 09/26/22	1,111	1,112,909
2.40%, 10/01/24 (Call 09/01/24)	1,855	1,821,536
2.65%, 10/01/26 (Call 08/01/26)	2,115	2,025,091
Quanta Services Inc., 0.95%, 10/01/24 (Call 10/01/22)	2,845	2,668,049
RELX Capital Inc., 3.50%, 03/16/23 (Call 02/16/23)(a)	811	811,395
S&P Global Inc.
2.45%, 03/01/27 (Call 02/01/27)(d)	2,260	2,129,685
2.70%, 03/01/29 (Call 01/01/29)(d)	100	91,801
2.95%, 01/22/27 (Call 10/22/26)(a)	825	798,556
Verisk Analytics Inc., 4.00%, 06/15/25 (Call 03/15/25)	544	546,973
Yale University, Series 2020, 0.87%, 04/15/25 (Call 03/15/25)	316	297,469

		25,706,157

Computers — 3.8%
Apple Inc.
0.55%, 08/20/25 (Call 07/20/25)	773	711,072
0.70%, 02/08/26 (Call 01/08/26)	3,095	2,826,365
0.75%, 05/11/23	1,402	1,381,710
1.13%, 05/11/25 (Call 04/11/25)	2,987	2,817,265
1.70%, 09/11/22	856	856,435
1.80%, 09/11/24 (Call 08/11/24)	1,782	1,742,950
2.05%, 09/11/26 (Call 07/11/26)	485	459,601
2.10%, 09/12/22 (Call 08/12/22)	1,545	1,547,117
2.30%, 05/11/22	598	597,808
2.40%, 01/13/23 (Call 12/13/22)(a)	543	544,491
2.40%, 05/03/23(a)	4,862	4,866,042
2.45%, 08/04/26 (Call 05/04/26)	1,955	1,887,084
2.50%, 02/09/25(a)	2,180	2,148,932
2.75%, 01/13/25 (Call 11/13/24)	1,568	1,554,606
2.85%, 02/23/23 (Call 12/23/22)(a)	1,988	1,988,894
2.85%, 05/11/24 (Call 03/11/24)	2,645	2,644,973
3.00%, 02/09/24 (Call 12/09/23)	2,629	2,638,485
3.20%, 05/13/25	2,500	2,509,044
3.25%, 02/23/26 (Call 11/23/25)	3,825	3,812,739
3.35%, 02/09/27 (Call 11/09/26)	2,095	2,085,684
3.45%, 05/06/24	3,208	3,244,010
CGI Inc., 1.45%, 09/14/26 (Call 08/14/26)(d)	630	563,888
Dell International LLC/EMC Corp.
4.00%, 07/15/24 (Call 06/15/24)	1,653	1,663,046
4.90%, 10/01/26 (Call 08/01/26)	2,485	2,535,800
5.45%, 06/15/23 (Call 04/15/23)	1,725	1,762,803
5.85%, 07/15/25 (Call 06/15/25)	1,632	1,713,871
6.02%, 06/15/26 (Call 03/15/26)	4,580	4,843,761
DXC Technology Co., 1.80%, 09/15/26 (Call 08/15/26)	285	254,985
Fortinet Inc., 1.00%, 03/15/26 (Call 02/15/26)	1,033	922,149

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® 0-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers (continued)
Hewlett Packard Enterprise Co.
1.45%, 04/01/24 (Call 03/01/24)	$1,348	$1,297,771
1.75%, 04/01/26 (Call 03/01/26)(a)	715	658,988
2.25%, 04/01/23 (Call 03/01/23)(a)	299	297,496
4.40%, 10/15/22 (Call 08/15/22)	1,702	1,712,529
4.45%, 10/02/23 (Call 09/02/23)	1,549	1,571,916
4.90%, 10/15/25 (Call 07/15/25)(a)	2,140	2,207,769
HP Inc.
1.45%, 06/17/26 (Call 05/17/26)	1,285	1,156,798
2.20%, 06/17/25 (Call 05/17/25)	1,446	1,372,848
4.05%, 09/15/22(a)	674	678,917
International Business Machines Corp.
1.88%, 08/01/22(a)	1,136	1,136,446
2.20%, 02/09/27 (Call 01/09/27)	480	449,633
2.88%, 11/09/22(a)	997	996,582
3.00%, 05/15/24	3,533	3,515,875
3.30%, 05/15/26	4,185	4,130,547
3.30%, 01/27/27(a)	460	453,723
3.38%, 08/01/23	1,918	1,936,643
3.45%, 02/19/26(a)	929	922,411
3.63%, 02/12/24	2,323	2,341,954
7.00%, 10/30/25	130	144,756
Kyndryl Holdings Inc., 2.05%, 10/15/26 (Call 09/15/26)(d)	2,205	1,927,311
Leidos Inc.
2.95%, 05/15/23 (Call 04/15/23)	870	865,883
3.63%, 05/15/25 (Call 04/15/25)(a)	1,055	1,046,888
NetApp Inc., 1.88%, 06/22/25 (Call 05/22/25)	1,246	1,174,895
Western Digital Corp., 4.75%, 02/15/26 (Call 11/15/25)	1,610	1,599,937

		90,724,126

Cosmetics & Personal Care — 0.7%
Colgate-Palmolive Co.
1.95%, 02/01/23(a)	104	103,944
3.25%, 03/15/24(a)	732	736,602
Estee Lauder Companies Inc. (The)
2.00%, 12/01/24 (Call 11/01/24)	1,056	1,026,842
3.15%, 03/15/27 (Call 12/15/26)	35	34,177
GSK Consumer Healthcare Capital UK PLC, 3.13%, 03/24/25(d)	1,750	1,718,234
GSK Consumer Healthcare Capital US LLC
3.02%, 03/24/24 (Call 03/24/23)(d)	150	148,501
3.38%, 03/24/27 (Call 02/24/27)(d)	2,565	2,483,111
Procter & Gamble Co. (The)
0.55%, 10/29/25(a)	387	354,612
1.00%, 04/23/26(a)	397	362,600
1.90%, 02/01/27	460	433,042
2.15%, 08/11/22(a)	795	796,345
2.45%, 11/03/26	205	197,679
2.70%, 02/02/26	580	570,693
2.80%, 03/25/27	2,200	2,137,453
3.10%, 08/15/23	299	301,385
Unilever Capital Corp.
0.38%, 09/14/23	155	149,784
0.63%, 08/12/24 (Call 08/12/22)	370	349,877
2.20%, 05/05/22	515	515,031
2.60%, 05/05/24 (Call 03/05/24)	1,168	1,159,077
3.10%, 07/30/25	450	447,134
3.13%, 03/22/23 (Call 02/22/23)	628	631,505
3.25%, 03/07/24 (Call 02/07/24)	1,276	1,278,465

		15,936,093

Security	Par (000)	Value

Distribution & Wholesale — 0.0%
WW Grainger Inc., 1.85%, 02/15/25 (Call 01/15/25)	$711	$682,909

Diversified Financial Services — 4.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.15%, 10/29/23	395	377,606
1.65%, 10/29/24 (Call 09/29/24)	240	223,732
1.75%, 01/30/26 (Call 12/30/25)	1,065	947,015
2.45%, 10/29/26 (Call 09/29/26)	5,735	5,102,822
2.88%, 08/14/24 (Call 07/14/24)(a)	1,068	1,026,688
3.15%, 02/15/24 (Call 01/15/24)	1,282	1,250,689
3.30%, 01/23/23 (Call 12/23/22)	1,012	1,011,845
3.50%, 01/15/25 (Call 11/15/24)	984	947,152
4.13%, 07/03/23 (Call 06/03/23)(a)	1,064	1,059,825
4.45%, 10/01/25 (Call 08/01/25)	235	230,777
4.45%, 04/03/26 (Call 02/03/26)	830	810,427
4.50%, 09/15/23 (Call 08/15/23)	1,724	1,727,871
4.63%, 07/01/22	414	410,842
4.88%, 01/16/24 (Call 12/16/23)	966	972,216
6.50%, 07/15/25 (Call 06/15/25)(a)	1,547	1,606,526
Series 3NC1, 1.75%, 10/29/24 (Call 10/29/22)	685	636,881
Air Lease Corp.
0.70%, 02/15/24 (Call 01/15/24)	664	625,709
0.80%, 08/18/24 (Call 07/18/24)	175	162,863
1.88%, 08/15/26 (Call 07/15/26)	3,217	2,867,102
2.20%, 01/15/27 (Call 12/15/26)	70	62,512
2.25%, 01/15/23(a)	1,048	1,044,252
2.30%, 02/01/25 (Call 01/01/25)(a)	735	696,153
2.63%, 07/01/22 (Call 06/01/22)	927	927,614
2.75%, 01/15/23 (Call 12/15/22)	955	950,936
2.88%, 01/15/26 (Call 12/15/25)(a)	1,665	1,560,652
3.00%, 09/15/23 (Call 07/15/23)	252	249,123
3.25%, 03/01/25 (Call 01/01/25)	805	778,989
3.38%, 07/01/25 (Call 06/01/25)	1,183	1,143,122
3.75%, 06/01/26 (Call 04/01/26)(a)	95	91,621
3.88%, 07/03/23 (Call 06/03/23)	990	993,514
4.25%, 02/01/24 (Call 01/01/24)	1,057	1,061,238
4.25%, 09/15/24 (Call 06/15/24)	752	753,067
Aircastle Ltd.
4.13%, 05/01/24 (Call 02/01/24)	25	24,862
4.25%, 06/15/26 (Call 04/15/26)	350	338,222
4.40%, 09/25/23 (Call 08/25/23)	1,105	1,111,243
5.00%, 04/01/23	723	729,695
Ally Financial Inc.
1.45%, 10/02/23 (Call 09/02/23)	1,492	1,449,791
3.05%, 06/05/23 (Call 05/05/23)	648	646,694
3.88%, 05/21/24 (Call 04/21/24)	230	230,921
4.63%, 03/30/25	561	571,194
5.13%, 09/30/24	1,125	1,158,314
5.80%, 05/01/25 (Call 04/01/25)(a)	1,186	1,239,773
American Express Co.
0.75%, 11/03/23	340	329,851
1.65%, 11/04/26 (Call 10/04/26)	1,105	1,010,357
2.25%, 03/04/25 (Call 02/01/25)	420	405,042
2.50%, 08/01/22 (Call 07/01/22)	2,026	2,029,133
2.50%, 07/30/24 (Call 06/30/24)	2,055	2,012,647
2.55%, 03/04/27 (Call 02/01/27)	585	551,017
2.65%, 12/02/22(a)	1,102	1,104,771
3.00%, 10/30/24 (Call 09/29/24)	2,065	2,046,230
3.13%, 05/20/26 (Call 04/20/26)	900	882,792
3.38%, 05/03/24	285	284,868
3.40%, 02/27/23 (Call 01/27/23)(a)	107	108,090

16	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® 0-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
3.40%, 02/22/24 (Call 01/22/24)	$1,657	$1,660,250
3.63%, 12/05/24 (Call 11/04/24)(a)	475	476,698
3.70%, 08/03/23 (Call 07/03/23)	2,453	2,480,038
4.20%, 11/06/25 (Call 10/06/25)	620	633,701
Ameriprise Financial Inc.
3.00%, 04/02/25 (Call 03/02/25)	882	869,427
3.70%, 10/15/24	358	360,623
4.00%, 10/15/23	911	922,233
Brookfield Finance Inc.
3.90%, 01/25/28 (Call 10/25/27)	510	496,052
4.00%, 04/01/24 (Call 02/01/24)	999	1,007,938
4.25%, 06/02/26 (Call 03/02/26)	25	25,259
Capital One Financial Corp.
1.34%, 12/06/24 (Call 12/06/23), (SOFR + 0.690%)(b)	1,405	1,350,838
1.88%, 11/02/27 (Call 11/02/26), (SOFR + 0.855%)(b)	2,900	2,593,954
2.60%, 05/11/23 (Call 04/11/23)	1,000	997,078
2.64%, 03/03/26 (Call 03/03/25), (SOFR + 1.290%)(b)	875	839,200
3.20%, 01/30/23 (Call 12/30/22)(a)	1,924	1,935,094
3.20%, 02/05/25 (Call 01/05/25)	1,398	1,375,325
3.30%, 10/30/24 (Call 09/30/24)	1,989	1,965,452
3.50%, 06/15/23	1,171	1,177,804
3.75%, 04/24/24 (Call 03/24/24)(a)	94	94,144
3.75%, 07/28/26 (Call 06/28/26)(a)	196	191,711
3.75%, 03/09/27 (Call 02/09/27)	90	87,690
3.90%, 01/29/24 (Call 12/29/23)	1,229	1,235,179
4.20%, 10/29/25 (Call 09/29/25)	428	427,068
4.25%, 04/30/25 (Call 03/31/25)	1,461	1,464,872
Cboe Global Markets Inc., 3.65%, 01/12/27 (Call 10/12/26)	255	253,995
Charles Schwab Corp. (The)
0.75%, 03/18/24 (Call 02/18/24)	1,848	1,769,254
0.90%, 03/11/26 (Call 02/11/26)(a)	1,570	1,420,726
1.15%, 05/13/26 (Call 04/13/26)	1,299	1,177,593
2.45%, 03/03/27 (Call 02/03/27)	560	527,669
2.65%, 01/25/23 (Call 12/25/22)(a)	95	94,862
3.20%, 03/02/27 (Call 12/02/26)	55	53,724
3.55%, 02/01/24 (Call 01/01/24)	461	464,342
3.85%, 05/21/25 (Call 03/21/25)	951	962,321
4.20%, 03/24/25 (Call 02/24/25)	738	751,692
CME Group Inc., 3.00%, 03/15/25 (Call 12/15/24)	946	938,069
Corebridge Financial Inc., 3.65%, 04/05/27 (Call 03/05/27)	2,550	2,468,685
Discover Financial Services
3.75%, 03/04/25 (Call 12/04/24)	260	259,895
3.85%, 11/21/22	549	553,912
3.95%, 11/06/24 (Call 08/06/24)	915	918,163
4.50%, 01/30/26 (Call 11/30/25)(a)	300	302,960
Intercontinental Exchange Inc.
0.70%, 06/15/23	1,435	1,402,895
2.35%, 09/15/22 (Call 08/15/22)(a)	1,151	1,152,648
3.75%, 12/01/25 (Call 09/01/25)	470	471,421
4.00%, 10/15/23	922	934,237
International Lease Finance Corp., 5.88%, 08/15/22	1,008	1,012,403
Invesco Finance PLC
3.13%, 11/30/22	385	386,615
3.75%, 01/15/26(a)	95	94,931
4.00%, 01/30/24	131	132,249
Jefferies Group LLC/Jefferies Group Capital Finance Inc., 4.85%, 01/15/27(a)	20	20,518
Mastercard Inc.
2.00%, 03/03/25 (Call 02/03/25)(a)	997	968,675

Security	Par (000)	Value

Diversified Financial Services (continued)
2.95%, 11/21/26 (Call 08/21/26)	$65	$63,734
3.30%, 03/26/27 (Call 01/26/27)	145	143,796
3.38%, 04/01/24	1,243	1,254,038
Nasdaq Inc.
0.45%, 12/21/22 (Call 05/10/22)	1,408	1,389,276
3.85%, 06/30/26 (Call 03/30/26)	143	142,970
Nomura Holdings Inc.
1.65%, 07/14/26	2,873	2,579,402
1.85%, 07/16/25	1,870	1,740,044
2.33%, 01/22/27	425	386,743
2.65%, 01/16/25	1,587	1,533,174
ORIX Corp.
2.90%, 07/18/22	673	672,534
3.25%, 12/04/24	310	306,712
4.05%, 01/16/24(a)	260	262,994
Synchrony Financial
2.85%, 07/25/22 (Call 06/25/22)	632	632,814
3.70%, 08/04/26 (Call 05/04/26)	205	196,997
4.25%, 08/15/24 (Call 05/15/24)	1,585	1,583,639
4.38%, 03/19/24 (Call 02/19/24)	995	1,001,161
4.50%, 07/23/25 (Call 04/23/25)	735	738,164
Visa Inc.
2.15%, 09/15/22 (Call 08/15/22)	1,535	1,538,644
2.80%, 12/14/22 (Call 10/14/22)(a)	2,822	2,835,051
3.15%, 12/14/25 (Call 09/14/25)	1,675	1,663,994
Western Union Co. (The)
1.35%, 03/15/26 (Call 02/15/26)(a)	962	871,094
2.85%, 01/10/25 (Call 12/10/24)	975	944,634

		117,220,579

Electric — 3.7%
AES Corp. (The), 1.38%, 01/15/26 (Call 12/15/25)	1,032	925,816
Ameren Corp., 1.95%, 03/15/27 (Call 02/15/27)	865	789,183
American Electric Power Co. Inc., 2.03%, 03/15/24	325	316,281
Avangrid Inc.
3.15%, 12/01/24 (Call 10/01/24)	973	961,265
3.20%, 04/15/25 (Call 03/15/25)(a)	1,004	987,070
Berkshire Hathaway Energy Co.
3.75%, 11/15/23 (Call 08/15/23)(a)	1,054	1,065,296
4.05%, 04/15/25 (Call 03/15/25)	1,463	1,481,586
Black Hills Corp.
1.04%, 08/23/24 (Call 05/16/22)	165	156,470
4.25%, 11/30/23 (Call 08/30/23)	110	111,396
CenterPoint Energy Inc.
1.45%, 06/01/26 (Call 05/01/26)	625	568,791
2.50%, 09/01/24 (Call 08/01/24)	770	749,799
Commonwealth Edison Co., 2.55%, 06/15/26 (Call 03/15/26)	80	76,960
Connecticut Light & Power Co. (The), Series A, 3.20%, 03/15/27 (Call 12/15/26)	65	63,593
Consolidated Edison Inc., Series A, 0.65%, 12/01/23 (Call 05/31/22)	531	510,742
Constellation Energy Generation LLC, 3.25%, 06/01/25 (Call 05/01/25)	1,207	1,183,141
Delmarva Power & Light Co., 3.50%, 11/15/23 (Call 08/15/23)	245	246,212
Dominion Energy Inc.
3.07%, 08/15/24(c)	1,308	1,291,077
3.90%, 10/01/25 (Call 07/01/25)(a)	325	326,314
Series A, 1.45%, 04/15/26 (Call 03/15/26)	930	847,092
DTE Energy Co.
2.25%, 11/01/22	710	709,472

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® 0-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
2.85%, 10/01/26 (Call 07/01/26)	$145	$138,377
Series C, 2.53%, 10/01/24	1,060	1,029,927
Series F, 1.05%, 06/01/25 (Call 05/01/25)	838	771,760
Series H, 0.55%, 11/01/22(a)	1,115	1,107,681
Duke Energy Carolinas LLC
2.50%, 03/15/23 (Call 01/15/23)(a)	764	765,180
3.05%, 03/15/23 (Call 02/15/23)(a)	871	875,935
Duke Energy Corp.
0.90%, 09/15/25 (Call 08/15/25)(a)	1,115	1,017,480
2.40%, 08/15/22 (Call 07/15/22)	1,342	1,339,871
2.65%, 09/01/26 (Call 06/01/26)	200	189,084
3.05%, 08/15/22 (Call 05/31/22)	763	762,376
3.75%, 04/15/24 (Call 01/15/24)	1,431	1,441,173
Duke Energy Florida LLC, 3.20%, 01/15/27 (Call 10/15/26)(a)	50	48,939
Duke Energy Progress LLC
2.80%, 05/15/22	933	933,486
3.25%, 08/15/25 (Call 05/15/25)	416	412,812
Edison International, 3.55%, 11/15/24 (Call 10/15/24)	1,026	1,014,094
Emera U.S. Finance LP, 3.55%, 06/15/26 (Call 03/15/26)(a)	990	965,718
Entergy Arkansas LLC, 3.50%, 04/01/26 (Call 01/01/26)	95	94,326
Entergy Corp.
0.90%, 09/15/25 (Call 08/15/25)	927	837,984
2.95%, 09/01/26 (Call 06/01/26)	170	164,199
4.00%, 07/15/22 (Call 05/31/22)	982	983,828
Entergy Louisiana LLC
0.62%, 11/17/23 (Call 05/31/22)(a)	1,187	1,144,359
0.95%, 10/01/24 (Call 10/01/22)(a)	4,805	4,528,581
Evergy Inc., 2.45%, 09/15/24 (Call 08/15/24)	1,091	1,057,692
Eversource Energy, 2.90%, 03/01/27 (Call 02/01/27)	1,120	1,064,219
Exelon Corp.
2.75%, 03/15/27 (Call 02/15/27)(d)	360	340,086
3.40%, 04/15/26 (Call 01/15/26)	1,560	1,523,942
3.50%, 06/01/22 (Call 05/01/22)(a)	845	845,674
3.95%, 06/15/25 (Call 03/15/25)	1,026	1,032,055
Florida Power & Light Co.
2.75%, 06/01/23 (Call 12/01/22)	159	158,604
2.85%, 04/01/25 (Call 03/01/25)	1,223	1,203,453
3.13%, 12/01/25 (Call 06/01/25)	135	133,629
3.25%, 06/01/24 (Call 12/01/23)	56	56,140
Fortis Inc./Canada, 3.06%, 10/04/26 (Call 07/04/26)	70	67,051
Georgia Power Co., Series A, 2.10%, 07/30/23(a)	1,278	1,264,552
Interstate Power & Light Co., 3.25%, 12/01/24 (Call 09/01/24)	967	958,420
ITC Holdings Corp., 2.70%, 11/15/22 (Call 10/15/22)	671	671,944
MidAmerican Energy Co., 3.50%, 10/15/24 (Call 07/15/24)(a)	745	749,959
National Rural Utilities Cooperative Finance Corp.
0.35%, 02/08/24	713	677,356
1.00%, 06/15/26 (Call 05/15/26)	115	103,152
1.88%, 02/07/25	80	76,572
NextEra Energy Capital Holdings Inc.
0.65%, 03/01/23	771	759,188
0.68%, 11/03/23 (Call 05/31/22), (SOFR + 0.400%)(b)	1,845	1,831,642
1.88%, 01/15/27 (Call 12/15/26)(a)	1,955	1,787,458
2.94%, 03/21/24 (Call 09/21/22)	2,015	2,000,295
OGE Energy Corp., 0.70%, 05/26/23 (Call 05/31/22)	100	97,444
Oklahoma Gas & Electric Co., 0.55%, 05/26/23 (Call 05/31/22)	300	293,416

Security	Par (000)	Value

Electric (continued)
Oncor Electric Delivery Co. LLC, 2.75%, 06/01/24 (Call 05/01/24)	$765	$756,482
Pacific Gas and Electric Co.
1.37%, 03/10/23 (Call 05/10/22)	2,313	2,286,307
1.70%, 11/15/23 (Call 11/15/22)(a)	2,285	2,219,491
1.75%, 06/16/22 (Call 05/10/22)	1,836	1,834,985
2.95%, 03/01/26 (Call 12/01/25)	827	766,338
3.15%, 01/01/26	2,177	2,048,378
3.25%, 02/16/24 (Call 02/16/23)	5,000	4,932,903
3.45%, 07/01/25	380	364,885
3.50%, 06/15/25 (Call 03/15/25)	900	865,958
4.25%, 08/01/23 (Call 07/01/23)	429	429,517
Pinnacle West Capital Corp., 1.30%, 06/15/25 (Call 05/15/25)(a)	776	717,684
PPL Capital Funding Inc., 3.10%, 05/15/26 (Call 02/15/26)	790	764,424
Public Service Enterprise Group Inc.
0.80%, 08/15/25 (Call 07/15/25)	525	476,271
0.84%, 11/08/23 (Call 05/31/22)	465	448,149
2.65%, 11/15/22 (Call 10/15/22)(a)	752	753,331
2.88%, 06/15/24 (Call 05/15/24)	834	820,494
San Diego Gas & Electric Co., 2.50%, 05/15/26 (Call 02/15/26)	170	162,478
Sempra Energy, 3.30%, 04/01/25 (Call 03/01/25)	210	207,213
Southern California Edison Co.
1.10%, 04/01/24 (Call 04/01/23)	1,160	1,112,839
Series C, 3.50%, 10/01/23 (Call 07/01/23)	778	780,923
Series E, 3.70%, 08/01/25 (Call 06/01/25)	1,081	1,079,815
Southern Co. (The)
2.95%, 07/01/23 (Call 05/01/23)	1,991	1,991,972
3.25%, 07/01/26 (Call 04/01/26)	2,360	2,290,113
Series 21-A, 0.60%, 02/26/24 (Call 01/26/24)(a)	872	830,972
Southern Power Co., 4.15%, 12/01/25 (Call 09/01/25)	358	361,896
Southwestern Electric Power Co., Series N, 1.65%, 03/15/26 (Call 02/15/26)	605	556,972
Virginia Electric & Power Co.
Series A, 3.15%, 01/15/26 (Call 10/15/25)	1,208	1,183,682
Series A, 3.50%, 03/15/27 (Call 12/15/26)	50	49,244
Series C, 2.75%, 03/15/23 (Call 12/15/22)(a)	800	795,525
WEC Energy Group Inc.
0.55%, 09/15/23	799	771,270
0.80%, 03/15/24 (Call 02/15/24)	365	347,115
Xcel Energy Inc.
0.50%, 10/15/23 (Call 09/15/23)	356	342,704
1.75%, 03/15/27 (Call 02/15/27)	1,145	1,036,025
3.30%, 06/01/25 (Call 12/01/24)	911	899,976
3.35%, 12/01/26 (Call 06/01/26)	90	87,923

		88,062,923

Electrical Components & Equipment — 0.0%
Emerson Electric Co.
0.88%, 10/15/26 (Call 09/15/26)(a)	299	266,601
2.63%, 02/15/23 (Call 11/15/22)(a)	654	656,411
3.15%, 06/01/25 (Call 03/01/25)	159	157,866

		1,080,878

Electronics — 0.6%
Agilent Technologies Inc., 3.88%, 07/15/23 (Call 05/04/22)	983	992,468
Arrow Electronics Inc., 3.25%, 09/08/24 (Call 07/08/24)	1,080	1,069,130
Flex Ltd.
3.75%, 02/01/26 (Call 01/01/26)	412	402,408
4.75%, 06/15/25 (Call 03/15/25)	680	693,164
5.00%, 02/15/23(a)	716	725,537

18	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® 0-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electronics (continued)
Fortive Corp., 3.15%, 06/15/26 (Call 03/15/26)	$140	$137,114
Honeywell International Inc.
0.48%, 08/19/22 (Call 05/10/22)	386	385,422
1.10%, 03/01/27 (Call 02/01/27)(a)	2,025	1,811,602
1.35%, 06/01/25 (Call 05/01/25)	1,317	1,247,022
2.15%, 08/08/22 (Call 07/08/22)	826	826,549
2.30%, 08/15/24 (Call 07/15/24)	1,131	1,110,559
2.50%, 11/01/26 (Call 08/01/26)	265	254,692
Jabil Inc.
1.70%, 04/15/26 (Call 03/15/26)	312	281,726
4.25%, 05/15/27 (Call 04/15/27)	335	331,905
4.70%, 09/15/22(a)	760	766,948
Keysight Technologies Inc.
4.55%, 10/30/24 (Call 07/30/24)	473	480,190
4.60%, 04/06/27 (Call 01/06/27)	50	51,225
TD SYNNEX Corp.
1.25%, 08/09/24 (Call 08/09/22)(d)	530	498,593
1.75%, 08/09/26 (Call 07/09/26)(d)	1,050	942,695
Vontier Corp, 1.80%, 04/01/26 (Call 03/01/26)	605	537,181

		13,546,130

Entertainment — 0.2%
Magallanes Inc.
3.43%, 03/15/24(d)	315	313,155
3.53%, 03/15/24 (Call 03/15/23)(d)	90	89,320
3.64%, 03/15/25(a)(d)	665	655,571
3.76%, 03/15/27 (Call 02/15/27)(d)	4,725	4,556,996
3.79%, 03/15/25 (Call 03/15/23)(d)	250	246,150

		5,861,192

Environmental Control — 0.2%
Republic Services Inc.
2.50%, 08/15/24 (Call 07/15/24)	1,490	1,458,719
2.90%, 07/01/26 (Call 04/01/26)(a)	130	125,182
3.20%, 03/15/25 (Call 12/15/24)	711	701,588
Waste Management Inc.
0.75%, 11/15/25 (Call 10/15/25)	928	846,448
2.40%, 05/15/23 (Call 03/15/23)	791	791,467
2.90%, 09/15/22 (Call 06/15/22)(a)	743	743,949

		4,667,353

Food — 1.2%
Campbell Soup Co.
3.65%, 03/15/23 (Call 02/15/23)(a)	747	751,999
3.95%, 03/15/25 (Call 01/15/25)	910	913,535
Conagra Brands Inc.
0.50%, 08/11/23 (Call 08/11/22)	980	948,048
4.30%, 05/01/24 (Call 04/01/24)	1,540	1,559,368
4.60%, 11/01/25 (Call 09/01/25)	717	725,560
General Mills Inc.
2.60%, 10/12/22 (Call 09/12/22)(a)	759	757,195
3.65%, 02/15/24 (Call 11/15/23)	420	422,256
3.70%, 10/17/23 (Call 09/17/23)	1,750	1,767,053
4.00%, 04/17/25 (Call 02/17/25)	1,213	1,229,357
Hershey Co. (The)
2.30%, 08/15/26 (Call 05/15/26)	85	81,050
3.38%, 05/15/23 (Call 04/15/23)(a)	625	627,999
Hormel Foods Corp., 0.65%, 06/03/24 (Call 06/03/22)	150	142,971
Ingredion Inc., 3.20%, 10/01/26 (Call 07/01/26)	120	116,318
JM Smucker Co. (The), 3.50%, 03/15/25	515	514,075
Kellogg Co.
2.65%, 12/01/23(a)	1,208	1,199,855

Security	Par (000)	Value

Food (continued)
3.25%, 04/01/26	$390	$382,991
Kraft Heinz Foods Co., 3.00%, 06/01/26 (Call 03/01/26)	2,740	2,617,256
Kroger Co. (The)
2.65%, 10/15/26 (Call 07/15/26)	520	493,321
3.50%, 02/01/26 (Call 11/01/25)	470	465,854
3.85%, 08/01/23 (Call 05/01/23)	1,038	1,046,781
4.00%, 02/01/24 (Call 11/01/23)(a)	780	788,384
McCormick & Co. Inc./MD
0.90%, 02/15/26 (Call 01/15/26)	666	598,482
2.70%, 08/15/22 (Call 07/15/22)	628	628,534
3.15%, 08/15/24 (Call 06/15/24)	1,360	1,354,165
Mondelez International Inc.
1.50%, 05/04/25 (Call 04/04/25)	1,004	949,324
2.13%, 03/17/24	50	49,061
2.63%, 03/17/27 (Call 02/17/27)	3,108	2,932,282
Sysco Corp.
3.30%, 07/15/26 (Call 04/15/26)	220	214,423
3.75%, 10/01/25 (Call 07/01/25)	1,183	1,185,367
Tyson Foods Inc.
3.95%, 08/15/24 (Call 05/15/24)	1,710	1,727,024
4.00%, 03/01/26 (Call 01/01/26)	1,056	1,060,570

		28,250,458

Forest Products & Paper — 0.0%
Georgia-Pacific LLC, 8.00%, 01/15/24	321	346,763

Gas — 0.3%
Atmos Energy Corp., 0.63%, 03/09/23 (Call 05/16/22)(a)	272	267,844
CenterPoint Energy Resources Corp., 0.70%, 03/02/23 (Call 05/31/22)(a)	90	88,390
Eastern Energy Gas Holdings LLC, Series A, 2.50%, 11/15/24 (Call 10/15/24)	1,079	1,053,240
National Fuel Gas Co.
3.75%, 03/01/23 (Call 12/01/22)(a)	753	755,848
5.50%, 01/15/26 (Call 12/15/25)	798	824,087
NiSource Inc., 0.95%, 08/15/25 (Call 07/15/25)	1,640	1,486,321
ONE Gas Inc.
0.85%, 03/11/23 (Call 05/31/22)	80	78,861
1.10%, 03/11/24 (Call 05/16/22)(a)	805	769,586
Southern California Gas Co.
2.95%, 04/15/27 (Call 03/15/27)	1,305	1,247,407
Series TT, 2.60%, 06/15/26 (Call 03/15/26)	15	14,322

		6,585,906

Hand & Machine Tools — 0.0%
Stanley Black & Decker Inc.
2.30%, 02/24/25 (Call 02/24/23)(a)	270	262,035
3.40%, 03/01/26 (Call 01/01/26)	420	418,527

		680,562

Health Care - Products — 1.1%
Abbott Laboratories
2.95%, 03/15/25 (Call 12/15/24)	1,392	1,384,252
3.40%, 11/30/23 (Call 09/30/23)	1,540	1,554,404
3.75%, 11/30/26 (Call 08/30/26)	385	388,898
Baxter International Inc.
0.87%, 12/01/23(a)(d)	155	149,118
1.32%, 11/29/24(d)	90	84,766
1.92%, 02/01/27 (Call 01/01/27)(d)	2,120	1,928,313
2.27%, 12/01/28 (Call 10/01/28)(d)	370	328,811
2.60%, 08/15/26 (Call 05/15/26)(a)	165	156,223
Boston Scientific Corp.
1.90%, 06/01/25 (Call 05/01/25)	1,208	1,142,836

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® 0-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Products (continued)
3.45%, 03/01/24 (Call 02/01/24)	$582	$582,675
Danaher Corp., 3.35%, 09/15/25 (Call 06/15/25)	660	653,259
DH Europe Finance II Sarl
2.05%, 11/15/22(a)	1,202	1,201,135
2.20%, 11/15/24 (Call 10/15/24)	1,206	1,169,554
Medtronic Inc., 3.50%, 03/15/25	2,169	2,177,438
PerkinElmer Inc.
0.55%, 09/15/23 (Call 09/15/22)	180	173,959
0.85%, 09/15/24 (Call 09/15/22)	310	290,324
Stryker Corp.
0.60%, 12/01/23 (Call 05/10/22)	914	880,312
1.15%, 06/15/25 (Call 05/15/25)(a)	1,060	989,458
3.38%, 05/15/24 (Call 02/15/24)	906	906,402
3.38%, 11/01/25 (Call 08/01/25)	460	456,414
3.50%, 03/15/26 (Call 12/15/25)	1,350	1,334,125
Thermo Fisher Scientific Inc.
0.80%, 10/18/23 (Call 10/18/22)	2,175	2,108,640
1.22%, 10/18/24 (Call 10/18/22)(a)	1,930	1,831,420
Zimmer Biomet Holdings Inc.
1.45%, 11/22/24 (Call 11/22/22)(a)	3,285	3,112,742
3.05%, 01/15/26 (Call 12/15/25)	964	933,552
3.55%, 04/01/25 (Call 01/01/25)(a)	400	397,707

		26,316,737

Health Care - Services — 1.8%
Aetna Inc.
2.75%, 11/15/22 (Call 08/15/22)(a)	1,557	1,552,111
2.80%, 06/15/23 (Call 04/15/23)	2,336	2,329,525
3.50%, 11/15/24 (Call 08/15/24)	1,027	1,026,128
Anthem Inc.
0.45%, 03/15/23	571	559,835
1.50%, 03/15/26 (Call 02/15/26)	820	754,664
2.38%, 01/15/25 (Call 12/15/24)	1,821	1,763,424
2.95%, 12/01/22 (Call 11/01/22)	1,223	1,221,757
3.13%, 05/15/22	771	770,999
3.30%, 01/15/23(a)	60	60,029
3.35%, 12/01/24 (Call 10/01/24)	1,418	1,410,172
3.50%, 08/15/24 (Call 05/15/24)	1,195	1,197,693
CommonSpirit Health
2.76%, 10/01/24 (Call 07/01/24)	1,097	1,072,577
2.95%, 11/01/22(a)	409	409,291
HCA Inc.
3.13%, 03/15/27 (Call 02/15/27)(d)	510	479,653
4.50%, 02/15/27 (Call 08/15/26)	475	476,143
5.00%, 03/15/24	2,498	2,559,397
5.25%, 04/15/25	2,055	2,119,223
5.25%, 06/15/26 (Call 12/15/25)	1,952	2,010,262
Humana Inc.
0.65%, 08/03/23 (Call 05/09/22)	545	529,072
1.35%, 02/03/27 (Call 01/03/27)	795	700,655
3.15%, 12/01/22 (Call 09/01/22)	799	801,465
3.85%, 10/01/24 (Call 07/01/24)(a)	1,107	1,112,538
4.50%, 04/01/25 (Call 03/01/25)(a)	542	553,100
Laboratory Corp. of America Holdings
1.55%, 06/01/26 (Call 05/01/26)	720	656,966
3.25%, 09/01/24 (Call 07/01/24)	1,307	1,297,870
3.60%, 02/01/25 (Call 11/01/24)	1,238	1,232,770
Quest Diagnostics Inc.
3.45%, 06/01/26 (Call 03/01/26)	575	564,598
3.50%, 03/30/25 (Call 12/30/24)	757	754,301

Security	Par (000)	Value

Health Care - Services (continued)
SSM Health Care Corp., Series 2018, 3.69%, 06/01/23 (Call 03/01/23)	$15	$15,097
UnitedHealth Group Inc.
0.55%, 05/15/24 (Call 05/15/22)(a)	660	628,229
1.15%, 05/15/26 (Call 04/15/26)(a)	1,245	1,133,345
1.25%, 01/15/26	546	503,365
2.38%, 10/15/22(a)	1,038	1,035,303
2.38%, 08/15/24	1,329	1,308,317
2.75%, 02/15/23 (Call 11/15/22)(a)	767	769,902
2.88%, 03/15/23(a)	962	967,856
3.10%, 03/15/26	1,074	1,058,801
3.35%, 07/15/22	903	905,776
3.45%, 01/15/27	55	54,808
3.50%, 06/15/23	935	942,218
3.50%, 02/15/24	1,196	1,204,886
3.75%, 07/15/25	2,036	2,057,601
Universal Health Services Inc., 1.65%, 09/01/26 (Call 08/01/26)(d)	335	298,118

		42,859,840

Holding Companies - Diversified — 0.7%
Ares Capital Corp.
2.15%, 07/15/26 (Call 06/15/26)	1,375	1,216,081
2.88%, 06/15/27 (Call 05/15/27)	500	446,290
3.25%, 07/15/25 (Call 06/15/25)	130	123,784
3.50%, 02/10/23 (Call 01/10/23)(a)	1,815	1,816,327
3.88%, 01/15/26 (Call 12/15/25)	1,342	1,289,068
4.20%, 06/10/24 (Call 05/10/24)(a)	1,114	1,117,068
4.25%, 03/01/25 (Call 01/01/25)	523	514,961
Blackstone Private Credit Fund
2.35%, 11/22/24(d)	295	278,677
2.63%, 12/15/26 (Call 11/15/26)(d)	1,270	1,112,500
2.70%, 01/15/25 (Call 11/15/24)(d)	1,090	1,023,429
3.25%, 03/15/27 (Call 02/15/27)(d)	50	44,852
4.70%, 03/24/25(d)	1,000	988,455
Blackstone Secured Lending Fund
2.75%, 09/16/26 (Call 08/19/26)	285	260,482
3.63%, 01/15/26 (Call 12/15/25)	1,740	1,665,300
FS KKR Capital Corp.
1.65%, 10/12/24	175	164,284
3.25%, 07/15/27 (Call 06/15/27)	500	454,068
3.40%, 01/15/26 (Call 12/15/25)	1,200	1,127,680
Golub Capital BDC Inc.
2.50%, 08/24/26 (Call 07/24/26)	1,065	951,095
3.38%, 04/15/24 (Call 03/15/24)(a)	425	417,369
Owl Rock Capital Corp.
2.63%, 01/15/27 (Call 12/15/26)(a)	155	136,779
3.40%, 07/15/26 (Call 06/15/26)	172	158,627
3.75%, 07/22/25 (Call 06/22/25)	794	761,423
4.25%, 01/15/26 (Call 12/15/25)	892	864,115

		16,932,714

Home Builders — 0.3%
DR Horton Inc.
1.30%, 10/15/26 (Call 09/15/26)	1,425	1,263,363
2.50%, 10/15/24 (Call 09/15/24)	859	837,950
2.60%, 10/15/25 (Call 09/15/25)	933	890,550
Lennar Corp.
4.50%, 04/30/24 (Call 01/31/24)	840	852,600
4.75%, 11/15/22 (Call 08/15/22)	459	461,895
4.75%, 05/30/25 (Call 02/28/25)	1,109	1,128,501
NVR Inc., 3.95%, 09/15/22 (Call 06/15/22)	523	524,600

20	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® 0-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Home Builders (continued)
PulteGroup Inc.
5.00%, 01/15/27 (Call 10/15/26)(a)	$785	$807,504
5.50%, 03/01/26 (Call 12/01/25)(a)	375	391,133

		7,158,096

Household Products & Wares — 0.1%
Clorox Co. (The)
3.05%, 09/15/22 (Call 06/15/22)(a)	673	672,853
3.50%, 12/15/24 (Call 09/15/24)	533	533,048

		1,205,901

Insurance — 1.5%
Aflac Inc., 3.63%, 11/15/24	1,032	1,041,966
Allstate Corp. (The)
0.75%, 12/15/25 (Call 11/15/25)	372	338,010
3.15%, 06/15/23	1,110	1,114,705
3.28%, 12/15/26 (Call 09/15/26)	910	897,049
American International Group Inc.
2.50%, 06/30/25 (Call 05/30/25)	767	737,733
3.75%, 07/10/25 (Call 04/10/25)	437	438,615
3.90%, 04/01/26 (Call 01/01/26)	2,172	2,161,516
4.13%, 02/15/24	863	874,019
Aon Corp., 2.20%, 11/15/22(a)	796	795,015
Aon Corp./Aon Global Holdings PLC, 2.85%, 05/28/27 (Call 04/28/27)	400	379,720
Aon Global Ltd.
3.50%, 06/14/24 (Call 03/14/24)	974	974,441
3.88%, 12/15/25 (Call 09/15/25)	125	125,629
Arch Capital Finance LLC, 4.01%, 12/15/26 (Call 09/15/26)	1,725	1,744,417
Berkshire Hathaway Finance Corp.
2.30%, 03/15/27 (Call 02/15/27)(a)	1,950	1,861,846
3.00%, 05/15/22	853	853,044
Berkshire Hathaway Inc.
2.75%, 03/15/23 (Call 01/15/23)(a)	426	427,283
3.00%, 02/11/23	110	110,130
3.13%, 03/15/26 (Call 12/15/25)	2,431	2,413,257
Brown & Brown Inc., 4.20%, 09/15/24 (Call 06/15/24)	386	389,256
Chubb INA Holdings Inc.
2.88%, 11/03/22 (Call 09/03/22)	1,037	1,036,743
3.15%, 03/15/25	25	24,883
3.35%, 05/15/24	321	321,697
3.35%, 05/03/26 (Call 02/03/26)	25	24,769
CNA Financial Corp.
3.95%, 05/15/24 (Call 02/15/24)	573	578,370
4.50%, 03/01/26 (Call 12/01/25)	570	583,011
CNO Financial Group Inc., 5.25%, 05/30/25 (Call 02/28/25)	144	148,533
Equitable Holdings Inc., 3.90%, 04/20/23 (Call 03/20/23)	1,115	1,122,495
Jackson Financial Inc., 1.13%, 11/22/23(a)(d)	140	135,085
Lincoln National Corp., 4.00%, 09/01/23	880	889,770
Loews Corp.
2.63%, 05/15/23 (Call 02/15/23)	407	406,343
3.75%, 04/01/26 (Call 01/01/26)	170	170,914
Manulife Financial Corp., 4.15%, 03/04/26	530	536,575
Marsh & McLennan Companies Inc.
3.50%, 06/03/24 (Call 03/03/24)	1,032	1,035,789
3.50%, 03/10/25 (Call 12/10/24)	786	786,927
3.75%, 03/14/26 (Call 12/14/25)(a)	883	886,721
3.88%, 03/15/24 (Call 02/15/24)	1,500	1,515,349
MetLife Inc.
3.00%, 03/01/25(a)	651	644,216

Security	Par (000)	Value

Insurance (continued)
3.60%, 04/10/24	$1,441	$1,451,422
3.60%, 11/13/25 (Call 08/13/25)(a)	404	405,675
Series D, 4.37%, 09/15/23	1,716	1,749,340
Old Republic International Corp., 3.88%, 08/26/26 (Call 07/26/26)(a)	170	168,133
Progressive Corp. (The)
2.45%, 01/15/27(a)	5	4,738
2.50%, 03/15/27 (Call 02/15/27)	780	738,550
Prudential Financial Inc., 1.50%, 03/10/26 (Call 02/10/26)(a)	1,120	1,040,787
Trinity Acquisition PLC, 4.40%, 03/15/26 (Call 12/15/25)	555	560,334
Willis North America Inc., 3.60%, 05/15/24 (Call 03/15/24)	1,256	1,249,410

		35,894,230

Internet — 1.4%
Alphabet Inc.
0.45%, 08/15/25 (Call 07/15/25)	1,519	1,399,106
2.00%, 08/15/26 (Call 05/15/26)(a)	390	370,417
3.38%, 02/25/24(a)	1,343	1,358,971
Amazon.com Inc.
0.25%, 05/12/23	409	400,442
0.40%, 06/03/23	1,479	1,447,710
0.45%, 05/12/24(a)	1,213	1,155,290
0.80%, 06/03/25 (Call 05/03/25)	2,391	2,227,026
1.00%, 05/12/26 (Call 04/12/26)	1,500	1,367,759
2.40%, 02/22/23 (Call 01/22/23)(a)	1,579	1,581,439
2.50%, 11/29/22 (Call 08/29/22)	1,207	1,210,347
2.80%, 08/22/24 (Call 06/22/24)	3,455	3,443,167
3.00%, 04/13/25	1,195	1,191,401
3.30%, 04/13/27 (Call 03/13/27)	2,115	2,097,831
3.80%, 12/05/24 (Call 09/05/24)	1,603	1,631,082
5.20%, 12/03/25 (Call 09/03/25)	792	838,417
Booking Holdings Inc.
2.75%, 03/15/23 (Call 02/15/23)(a)	1,028	1,031,998
3.60%, 06/01/26 (Call 03/01/26)	277	275,240
3.65%, 03/15/25 (Call 12/15/24)(a)	212	212,417
eBay Inc.
1.40%, 05/10/26 (Call 04/10/26)(a)	1,385	1,257,920
1.90%, 03/11/25 (Call 02/11/25)	1,583	1,507,636
2.75%, 01/30/23 (Call 12/30/22)(a)	1,058	1,059,602
3.45%, 08/01/24 (Call 05/01/24)	1,018	1,020,142
Expedia Group Inc.
3.60%, 12/15/23 (Call 11/15/23)	249	248,994
4.50%, 08/15/24 (Call 05/15/24)	173	175,044
5.00%, 02/15/26 (Call 11/15/25)	1,382	1,418,797
Netflix Inc.
4.38%, 11/15/26	580	573,539
5.88%, 02/15/25	1,170	1,213,129
VeriSign Inc., 5.25%, 04/01/25 (Call 01/01/25)	1,050	1,082,040

		32,796,903

Iron & Steel — 0.1%
Nucor Corp.
2.00%, 06/01/25 (Call 05/01/25)(a)	710	678,166
4.13%, 09/15/22 (Call 06/15/22)	864	866,392
Reliance Steel & Aluminum Co., 4.50%, 04/15/23 (Call 01/15/23)	517	522,649

		2,067,207

Lodging — 0.3%
Hyatt Hotels Corp.
1.30%, 10/01/23 (Call 10/01/22)	450	437,809
1.80%, 10/01/24 (Call 10/01/22)(a)	185	176,521

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® 0-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Lodging (continued)
Las Vegas Sands Corp.
2.90%, 06/25/25 (Call 05/25/25)	$662	$611,437
3.20%, 08/08/24 (Call 07/08/24)	2,087	2,002,238
Marriott International Inc./MD
3.60%, 04/15/24 (Call 03/15/24)	587	588,905
Series EE, 5.75%, 05/01/25 (Call 04/01/25)	1,220	1,279,499
Series R, 3.13%, 06/15/26 (Call 03/15/26)	375	361,800
Sands China Ltd.
3.80%, 01/08/26 (Call 12/08/25)	1,900	1,754,629
5.13%, 08/08/25 (Call 06/08/25)	245	237,460

		7,450,298

Machinery — 1.8%
Caterpillar Financial Services Corp.
0.25%, 03/01/23(a)	273	268,320
0.45%, 09/14/23(a)	245	237,425
0.45%, 05/17/24	1,234	1,170,916
0.60%, 09/13/24	195	184,116
0.65%, 07/07/23	562	549,117
0.80%, 11/13/25	1,351	1,234,675
0.90%, 03/02/26(a)	820	747,294
0.95%, 05/13/22	572	571,916
0.95%, 01/10/24	1,030	998,563
1.15%, 09/14/26	658	597,239
1.45%, 05/15/25	764	722,790
1.70%, 01/08/27(a)	830	766,033
1.90%, 09/06/22(a)	785	786,299
1.95%, 11/18/22(a)	705	704,654
2.15%, 11/08/24(a)	1,420	1,388,355
2.40%, 06/06/22	634	634,268
2.55%, 11/29/22(a)	599	600,842
2.85%, 06/01/22	495	495,259
2.85%, 05/17/24	795	792,102
3.25%, 12/01/24	591	592,923
3.45%, 05/15/23	845	851,536
3.65%, 12/07/23	939	949,889
3.75%, 11/24/23(a)	380	384,954
Caterpillar Inc., 3.40%, 05/15/24 (Call 02/15/24)(a)	1,573	1,586,111
CNH Industrial Capital LLC
1.45%, 07/15/26 (Call 06/15/26)	250	225,349
1.88%, 01/15/26 (Call 12/15/25)(a)	855	794,959
1.95%, 07/02/23	767	755,107
4.20%, 01/15/24(a)	654	661,722
CNH Industrial NV, 4.50%, 08/15/23	604	612,556
Deere & Co.
2.60%, 06/08/22 (Call 05/31/22)(a)	819	818,887
2.75%, 04/15/25 (Call 03/15/25)	825	810,728
John Deere Capital Corp, 2.35%, 03/08/27(a)	660	625,256
John Deere Capital Corp.
0.25%, 01/17/23	600	591,796
0.40%, 10/10/23	426	412,002
0.45%, 01/17/24	655	627,604
0.45%, 06/07/24	455	432,481
0.63%, 09/10/24	335	317,330
0.70%, 01/15/26	1,140	1,036,098
0.90%, 01/10/24	345	333,191
1.05%, 06/17/26	2,210	2,007,705
1.20%, 04/06/23(a)	135	133,398
1.25%, 01/10/25(a)	735	698,972
1.75%, 03/09/27	75	69,004
2.05%, 01/09/25	394	382,404

Security	Par (000)	Value

Machinery (continued)
2.13%, 03/07/25(a)	$265	$257,038
2.15%, 09/08/22	603	603,677
2.60%, 03/07/24	1,079	1,072,529
2.65%, 06/24/24(a)	937	928,661
2.65%, 06/10/26	345	334,191
2.70%, 01/06/23(a)	436	438,457
2.80%, 01/27/23	405	406,331
2.80%, 03/06/23	483	485,610
3.35%, 06/12/24	725	730,127
3.45%, 03/13/25	1,006	1,012,555
3.65%, 10/12/23	571	579,167
Otis Worldwide Corp., 2.06%, 04/05/25 (Call 03/05/25)	2,170	2,068,415
Rockwell Automation Inc., 0.35%, 08/15/23 (Call 08/15/22), (SOFR + 0.25000%)(b)	200	193,916
Westinghouse Air Brake Technologies Corp.
3.20%, 06/15/25 (Call 05/15/25)	771	744,623
3.45%, 11/15/26 (Call 08/15/26)	1,145	1,098,586
4.40%, 03/15/24 (Call 02/15/24)	1,374	1,388,106
Xylem Inc./NY, 3.25%, 11/01/26 (Call 08/01/26)(a)	240	235,306

		42,739,440

Manufacturing — 0.5%
3M Co.
1.75%, 02/14/23 (Call 01/14/23)(a)	511	512,265
2.00%, 06/26/22(a)	922	922,695
2.00%, 02/14/25 (Call 01/14/25)	534	516,604
2.25%, 03/15/23 (Call 02/15/23)(a)	706	706,159
2.25%, 09/19/26 (Call 06/19/26)(a)	190	180,639
2.65%, 04/15/25 (Call 03/15/25)	1,058	1,039,695
3.00%, 08/07/25(a)	740	731,025
3.25%, 02/14/24 (Call 01/14/24)	1,164	1,169,047
Eaton Corp., 2.75%, 11/02/22(a)	2,413	2,419,691
General Electric Co., 3.10%, 01/09/23(a)	15	15,056
Illinois Tool Works Inc.
2.65%, 11/15/26 (Call 08/15/26)	117	113,175
3.50%, 03/01/24 (Call 12/01/23)	249	251,492
Parker-Hannifin Corp.
2.70%, 06/14/24 (Call 05/14/24)	918	905,620
3.25%, 03/01/27 (Call 12/01/26)	30	29,244
3.30%, 11/21/24 (Call 08/21/24)(a)	729	724,580
Trane Technologies Global Holding Co. Ltd., 4.25%, 06/15/23	823	832,426
Trane Technologies Luxembourg Finance SA, 3.55%, 11/01/24 (Call 08/01/24)	974	974,965

		12,044,378

Media — 2.0%
Charter Communications Operating LLC/Charter Communications Operating Capital
4.46%, 07/23/22 (Call 05/31/22)	4,207	4,214,359
4.50%, 02/01/24 (Call 01/01/24)	1,966	1,990,175
4.91%, 07/23/25 (Call 04/23/25)	5,071	5,161,208
Comcast Cable Communications Holdings Inc., 9.46%, 11/15/22	1,270	1,311,853
Comcast Corp.
2.35%, 01/15/27 (Call 10/15/26)	425	398,714
3.15%, 03/01/26 (Call 12/01/25)	1,950	1,913,303
3.30%, 02/01/27 (Call 11/01/26)	4,220	4,136,496
3.38%, 02/15/25 (Call 11/15/24)	1,460	1,461,171
3.38%, 08/15/25 (Call 05/15/25)	1,692	1,685,500
3.70%, 04/15/24 (Call 03/15/24)	3,235	3,266,063
3.95%, 10/15/25 (Call 08/15/25)(a)	2,205	2,231,919

22	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® 0-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
Discovery Communications LLC
2.95%, 03/20/23 (Call 02/20/23)	$1,122	$1,124,580
4.90%, 03/11/26 (Call 12/11/25)	195	198,356
FactSet Research Systems Inc., 2.90%, 03/01/27 (Call 02/01/27)	760	717,636
Fox Corp.
3.05%, 04/07/25 (Call 03/07/25)	874	859,152
4.03%, 01/25/24 (Call 12/25/23)	1,307	1,319,828
Paramount Global
2.90%, 01/15/27 (Call 10/15/26)	200	189,088
4.00%, 01/15/26 (Call 10/15/25)	426	425,349
4.75%, 05/15/25 (Call 04/15/25)	768	786,774
Thomson Reuters Corp.
3.35%, 05/15/26 (Call 02/15/26)	130	127,628
4.30%, 11/23/23 (Call 08/23/23)	996	1,010,476
Time Warner Entertainment Co. LP, 8.38%, 03/15/23	986	1,031,975
TWDC Enterprises 18 Corp.
1.85%, 07/30/26	156	145,313
2.35%, 12/01/22(a)	1,001	1,001,956
3.00%, 02/13/26	1,859	1,819,053
3.15%, 09/17/25	410	405,530
Walt Disney Co. (The)
1.65%, 09/01/22(a)	580	577,282
1.75%, 08/30/24 (Call 07/30/24)	2,064	1,998,900
1.75%, 01/13/26(a)	1,678	1,573,315
3.00%, 09/15/22	1,163	1,168,761
3.35%, 03/24/25	2,164	2,157,629
3.70%, 09/15/24 (Call 06/15/24)	1,116	1,128,141
3.70%, 10/15/25 (Call 07/15/25)	346	348,766
3.70%, 03/23/27(a)	30	30,012

		47,916,261

Metal Fabricate & Hardware — 0.1%
Precision Castparts Corp.
2.50%, 01/15/23 (Call 10/15/22)(a)	1,006	1,008,034
3.25%, 06/15/25 (Call 03/15/25)	398	397,711

		1,405,745

Mining — 0.1%
BHP Billiton Finance USA Ltd., 3.85%, 09/30/23	843	853,679
Freeport-McMoRan Inc.
3.88%, 03/15/23 (Call 12/15/22)	502	503,817
4.55%, 11/14/24 (Call 08/14/24)	915	926,163
Kinross Gold Corp., 5.95%, 03/15/24 (Call 12/15/23)	755	781,440

		3,065,099

Office & Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.
2.67%, 12/01/26 (Call 11/01/26)	50	45,756
4.13%, 05/01/25 (Call 05/31/22)	25	24,651
5.50%, 12/01/24 (Call 06/01/24)	30	30,622

		101,029

Oil & Gas — 3.8%
BP Capital Markets America Inc.
2.75%, 05/10/23(a)	1,463	1,463,398
3.02%, 01/16/27 (Call 10/16/26)	2,130	2,050,924
3.12%, 05/04/26 (Call 02/04/26)	332	324,110
3.19%, 04/06/25 (Call 03/06/25)	1,253	1,240,656
3.41%, 02/11/26 (Call 12/11/25)(a)	380	375,905
3.54%, 04/06/27 (Call 02/06/27)	25	24,562
3.79%, 02/06/24 (Call 01/06/24)	1,223	1,233,619
3.80%, 09/21/25 (Call 07/21/25)	1,270	1,279,279

Security	Par (000)	Value

Oil & Gas (continued)
BP Capital Markets PLC
2.50%, 11/06/22	$1,005	$1,003,935
3.51%, 03/17/25	1,510	1,508,939
3.54%, 11/04/24	1,052	1,054,595
3.81%, 02/10/24	1,462	1,475,082
3.99%, 09/26/23	895	906,757
Canadian Natural Resources Ltd.
2.05%, 07/15/25 (Call 06/15/25)	882	830,579
2.95%, 01/15/23 (Call 12/15/22)	112	112,222
3.80%, 04/15/24 (Call 01/15/24)	570	571,896
3.90%, 02/01/25 (Call 11/01/24)	508	508,943
Cenovus Energy Inc.
4.25%, 04/15/27 (Call 01/15/27)	2,090	2,089,895
5.38%, 07/15/25 (Call 04/15/25)	1,360	1,410,930
Chevron Corp.
1.14%, 05/11/23	748	738,841
1.55%, 05/11/25 (Call 04/11/25)	2,858	2,710,498
2.36%, 12/05/22 (Call 09/05/22)	2,212	2,212,079
2.57%, 05/16/23 (Call 05/11/22)	841	835,304
2.90%, 03/03/24 (Call 01/03/24)	941	940,232
2.95%, 05/16/26 (Call 02/16/26)	1,140	1,115,577
3.19%, 06/24/23 (Call 05/11/22)	2,526	2,540,501
3.33%, 11/17/25 (Call 08/17/25)	684	681,377
Chevron USA Inc.
0.43%, 08/11/23	806	784,752
0.69%, 08/12/25 (Call 07/12/25)(a)	1,088	999,942
3.90%, 11/15/24 (Call 08/15/24)	1,292	1,309,562
ConocoPhillips Co.
2.13%, 03/08/24 (Call 09/08/22)(a)	265	260,769
2.40%, 03/07/25 (Call 03/07/23)	300	292,140
4.95%, 03/15/26 (Call 05/11/22)(a)	1,510	1,584,630
Continental Resources Inc./OK
3.80%, 06/01/24 (Call 03/01/24)(a)	1,080	1,082,119
4.50%, 04/15/23 (Call 01/15/23)	619	625,964
Coterra Energy Inc., 4.38%, 06/01/24 (Call 03/01/24)(d)	1,273	1,280,241
Diamondback Energy Inc., 3.25%, 12/01/26 (Call 10/01/26)(a)	285	277,342
EOG Resources Inc.
2.63%, 03/15/23 (Call 12/15/22)	1,605	1,605,808
3.15%, 04/01/25 (Call 01/01/25)	530	525,203
4.15%, 01/15/26 (Call 10/15/25)	950	964,912
EQT Corp., 6.63%, 02/01/25 (Call 01/01/25)	1,025	1,066,851
Equinor ASA
1.75%, 01/22/26 (Call 12/22/25)(a)	145	136,029
2.45%, 01/17/23(a)	583	583,181
2.65%, 01/15/24	1,301	1,292,414
2.88%, 04/06/25 (Call 03/06/25)	2,014	1,981,217
3.25%, 11/10/24(a)	180	179,606
3.70%, 03/01/24	1,317	1,328,971
Exxon Mobil Corp.
1.57%, 04/15/23(a)	1,452	1,441,007
1.90%, 08/16/22	895	895,560
2.02%, 08/16/24 (Call 07/16/24)	2,043	2,002,197
2.28%, 08/16/26 (Call 06/16/26)	250	238,380
2.71%, 03/06/25 (Call 12/06/24)	1,950	1,921,236
2.73%, 03/01/23 (Call 01/01/23)(a)	341	342,338
2.99%, 03/19/25 (Call 02/19/25)	3,633	3,600,195
3.04%, 03/01/26 (Call 12/01/25)	2,035	2,003,813
3.18%, 03/15/24 (Call 12/15/23)(a)	691	694,793
3.29%, 03/19/27 (Call 01/19/27)(a)	50	49,371

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® 0-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Hess Corp., 4.30%, 04/01/27 (Call 01/01/27)	$50	$49,611
Marathon Petroleum Corp.
3.63%, 09/15/24 (Call 06/15/24)	1,401	1,395,916
4.70%, 05/01/25 (Call 04/01/25)	2,238	2,271,508
5.13%, 12/15/26 (Call 09/15/26)	425	442,183
Ovintiv Exploration Inc.
5.38%, 01/01/26 (Call 10/01/25)	1,015	1,052,179
5.63%, 07/01/24	1,175	1,219,797
Phillips 66
0.90%, 02/15/24 (Call 05/31/22)	548	527,210
1.30%, 02/15/26 (Call 01/15/26)	440	402,132
3.70%, 04/06/23	784	788,704
3.85%, 04/09/25 (Call 03/09/25)(a)	1,051	1,054,057
Pioneer Natural Resources Co.
0.55%, 05/15/23	410	399,927
1.13%, 01/15/26 (Call 12/15/25)	880	796,576
Shell International Finance BV
0.38%, 09/15/23(a)	172	166,874
2.00%, 11/07/24 (Call 10/07/24)(a)	2,078	2,025,907
2.50%, 09/12/26	630	601,532
2.88%, 05/10/26	2,280	2,219,724
3.25%, 05/11/25	3,250	3,238,099
3.50%, 11/13/23 (Call 10/13/23)	1,520	1,534,748
Suncor Energy Inc., 3.10%, 05/15/25 (Call 04/15/25)	564	552,919
TotalEnergies Capital Canada Ltd., 2.75%, 07/15/23	1,385	1,381,276
TotalEnergies Capital International SA
2.43%, 01/10/25 (Call 10/10/24)	809	788,136
2.70%, 01/25/23(a)	15	15,027
3.70%, 01/15/24	1,415	1,428,537
3.75%, 04/10/24	1,444	1,459,076
Valero Energy Corp.
2.85%, 04/15/25 (Call 03/15/25)	585	567,687
3.40%, 09/15/26 (Call 06/15/26)	30	29,258

		88,999,778

Oil & Gas Services — 0.3%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc.
1.23%, 12/15/23	170	164,971
2.06%, 12/15/26 (Call 11/15/26)	1,740	1,612,716
Halliburton Co.
3.50%, 08/01/23 (Call 05/01/23)	937	941,448
3.80%, 11/15/25 (Call 08/15/25)	543	545,642
HF SINCLAIR Corp., 5.88%, 04/01/26 (Call 01/01/26)(d)	1,263	1,289,374
Schlumberger Finance Canada Ltd., 1.40%, 09/17/25 (Call 08/17/25)	640	599,096
Schlumberger Investment SA, 3.65%, 12/01/23 (Call 09/01/23)	1,952	1,968,791

		7,122,038

Packaging & Containers — 0.2%
Amcor Finance USA Inc., 3.63%, 04/28/26 (Call 01/28/26)	1,665	1,638,617
Berry Global Inc.
0.95%, 02/15/24 (Call 01/15/24)	165	157,367
1.57%, 01/15/26 (Call 12/15/25)	110	100,032
WRKCo Inc.
3.00%, 09/15/24 (Call 07/15/24)	310	306,217
3.75%, 03/15/25 (Call 01/15/25)	612	613,337
4.65%, 03/15/26 (Call 01/15/26)	1,345	1,375,421

		4,190,991

Security	Par (000)	Value

Pharmaceuticals — 5.8%
AbbVie Inc.
2.30%, 11/21/22	$2,312	$2,312,082
2.60%, 11/21/24 (Call 10/21/24)	3,390	3,309,898
2.85%, 05/14/23 (Call 03/14/23)(a)	1,918	1,922,045
2.90%, 11/06/22	3,770	3,788,859
2.95%, 11/21/26 (Call 09/21/26)	3,020	2,891,186
3.20%, 11/06/22 (Call 09/06/22)(a)	1,936	1,942,563
3.20%, 05/14/26 (Call 02/14/26)	2,420	2,355,561
3.25%, 10/01/22 (Call 07/01/22)	2,100	2,105,323
3.60%, 05/14/25 (Call 02/14/25)	4,512	4,489,778
3.75%, 11/14/23 (Call 10/14/23)	1,870	1,889,958
3.80%, 03/15/25 (Call 12/15/24)	3,680	3,682,576
3.85%, 06/15/24 (Call 03/15/24)	1,203	1,213,216
AmerisourceBergen Corp.
0.74%, 03/15/23 (Call 05/31/22)	1,170	1,154,153
3.25%, 03/01/25 (Call 12/01/24)(a)	370	364,934
3.40%, 05/15/24 (Call 02/15/24)	909	905,585
Astrazeneca Finance LLC
0.70%, 05/28/24 (Call 05/31/22)	2,515	2,394,230
1.20%, 05/28/26 (Call 04/28/26)	3,107	2,824,656
AstraZeneca PLC
0.30%, 05/26/23	1,935	1,889,118
0.70%, 04/08/26 (Call 03/08/26)	290	259,463
2.38%, 06/12/22 (Call 05/30/22)	782	781,420
3.38%, 11/16/25	1,332	1,327,083
3.50%, 08/17/23 (Call 07/17/23)	1,148	1,157,688
Becton Dickinson and Co.
3.36%, 06/06/24 (Call 04/06/24)	1,060	1,055,845
3.73%, 12/15/24 (Call 09/15/24)	360	360,675
Bristol-Myers Squibb Co.
0.54%, 11/13/23 (Call 05/31/22)	161	156,158
0.75%, 11/13/25 (Call 10/13/25)	390	355,471
2.00%, 08/01/22(a)	935	934,205
2.60%, 05/16/22	881	880,917
2.75%, 02/15/23 (Call 01/15/23)	886	888,965
2.90%, 07/26/24 (Call 06/26/24)	3,073	3,055,149
3.20%, 06/15/26 (Call 04/15/26)(a)	1,594	1,582,574
3.25%, 08/15/22	967	970,338
3.25%, 02/20/23 (Call 01/20/23)(a)	246	246,670
3.25%, 11/01/23	330	331,777
3.55%, 08/15/22(a)	1,304	1,311,418
Cardinal Health Inc.
3.08%, 06/15/24 (Call 04/15/24)	1,190	1,178,897
3.20%, 03/15/23(a)	575	577,188
3.75%, 09/15/25 (Call 06/15/25)	615	614,496
Cigna Corp.
0.61%, 03/15/24 (Call 05/31/22)	713	679,572
1.25%, 03/15/26 (Call 02/15/26)(a)	1,953	1,777,348
3.00%, 07/15/23 (Call 05/16/23)	1,240	1,240,108
3.25%, 04/15/25 (Call 01/15/25)	1,338	1,325,970
3.40%, 03/01/27 (Call 12/01/26)	175	170,046
3.50%, 06/15/24 (Call 03/17/24)	739	740,409
3.75%, 07/15/23 (Call 06/15/23)	1,561	1,574,617
4.13%, 11/15/25 (Call 09/15/25)(a)	2,115	2,137,418
4.50%, 02/25/26 (Call 11/27/25)	981	1,002,854
CVS Health Corp.
2.63%, 08/15/24 (Call 07/15/24)	1,621	1,594,324
2.75%, 12/01/22 (Call 09/01/22)	1,635	1,639,326
2.88%, 06/01/26 (Call 03/01/26)	2,234	2,154,174
3.00%, 08/15/26 (Call 06/15/26)	90	87,193

24	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® 0-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
3.38%, 08/12/24 (Call 05/12/24)	$1,138	$1,135,271
3.50%, 07/20/22 (Call 05/20/22)	1,922	1,922,417
3.63%, 04/01/27 (Call 02/01/27)	25	24,616
3.88%, 07/20/25 (Call 04/20/25)	2,782	2,794,032
4.10%, 03/25/25 (Call 01/25/25)	1,652	1,670,405
Eli Lilly & Co.
2.35%, 05/15/22	546	545,903
2.75%, 06/01/25 (Call 03/01/25)	742	730,227
GlaxoSmithKline Capital Inc.
2.80%, 03/18/23(a)	758	761,797
3.38%, 05/15/23(a)	1,727	1,734,131
3.63%, 05/15/25	488	491,928
GlaxoSmithKline Capital PLC
0.53%, 10/01/23 (Call 10/01/22)(a)	1,828	1,771,644
2.88%, 06/01/22 (Call 05/01/22)	635	634,283
3.00%, 06/01/24 (Call 05/01/24)	1,889	1,879,671
Johnson & Johnson
0.55%, 09/01/25 (Call 08/01/25)(a)	487	448,386
2.05%, 03/01/23 (Call 01/01/23)(a)	653	653,685
2.45%, 03/01/26 (Call 12/01/25)	240	233,424
2.63%, 01/15/25 (Call 11/15/24)(a)	506	501,540
2.95%, 03/03/27 (Call 12/03/26)	285	281,674
3.38%, 12/05/23	290	293,338
McKesson Corp.
0.90%, 12/03/25 (Call 11/03/25)(a)	1,045	946,928
1.30%, 08/15/26 (Call 07/15/26)	2,445	2,196,435
3.80%, 03/15/24 (Call 12/15/23)	1,198	1,206,386
Mead Johnson Nutrition Co., 4.13%, 11/15/25 (Call 08/15/25)	479	487,045
Merck & Co. Inc.
0.75%, 02/24/26 (Call 01/24/26)	555	504,056
1.70%, 06/10/27 (Call 05/10/27)	2,545	2,322,905
2.40%, 09/15/22 (Call 06/15/22)(a)	961	959,017
2.75%, 02/10/25 (Call 11/10/24)(a)	2,960	2,930,276
2.80%, 05/18/23	2,229	2,240,882
2.90%, 03/07/24 (Call 02/07/24)	947	946,973
Mylan Inc., 4.20%, 11/29/23 (Call 08/29/23)	927	932,231
Novartis Capital Corp.
1.75%, 02/14/25 (Call 01/14/25)(a)	201	193,792
2.40%, 09/21/22	1,678	1,674,275
3.00%, 11/20/25 (Call 08/20/25)	1,708	1,693,804
3.40%, 05/06/24	2,832	2,852,770
Pfizer Inc.
0.80%, 05/28/25 (Call 04/28/25)	1,316	1,224,778
2.75%, 06/03/26(a)	160	156,071
2.95%, 03/15/24 (Call 02/15/24)	766	765,845
3.00%, 06/15/23	1,302	1,306,350
3.00%, 12/15/26	185	181,096
3.20%, 09/15/23 (Call 08/15/23)(a)	1,446	1,452,682
3.40%, 05/15/24	1,412	1,425,489
Sanofi, 3.38%, 06/19/23 (Call 05/19/23)(a)	1,304	1,313,078
Shire Acquisitions Investments Ireland DAC
2.88%, 09/23/23 (Call 07/23/23)	1,430	1,425,620
3.20%, 09/23/26 (Call 06/23/26)	3,235	3,121,458
Takeda Pharmaceutical Co. Ltd., 4.40%, 11/26/23 (Call 10/26/23)	1,700	1,726,666
Utah Acquisition Sub Inc., 3.95%, 06/15/26 (Call 03/15/26)(a)	2,235	2,167,230
Viatris Inc.
1.13%, 06/22/22	293	292,233
1.65%, 06/22/25 (Call 05/22/25)	1,194	1,095,446

Security	Par (000)	Value

Pharmaceuticals (continued)
Wyeth LLC, 6.45%, 02/01/24(a)	$103	$109,097
Zoetis Inc.
3.25%, 02/01/23 (Call 11/01/22)	1,789	1,795,721
4.50%, 11/13/25 (Call 08/13/25)(a)	1,010	1,039,310

		136,779,794

Pipelines — 3.4%
Boardwalk Pipelines LP
4.95%, 12/15/24 (Call 09/15/24)	218	222,426
5.95%, 06/01/26 (Call 03/01/26)	820	860,482
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/25 (Call 10/02/24)	1,692	1,759,156
7.00%, 06/30/24 (Call 01/01/24)	1,594	1,673,174
Columbia Pipeline Group Inc., 4.50%, 06/01/25 (Call 03/01/25)	854	870,793
Enbridge Energy Partners LP, 5.88%, 10/15/25 (Call 07/15/25)	814	859,970
Enbridge Inc.
0.55%, 10/04/23	625	602,028
1.60%, 10/04/26 (Call 09/04/26)	1,633	1,475,097
2.50%, 01/15/25 (Call 12/15/24)	777	751,560
2.50%, 02/14/25	230	221,731
2.90%, 07/15/22 (Call 06/15/22)	1,043	1,044,008
3.50%, 06/10/24 (Call 03/10/24)	847	846,783
4.00%, 10/01/23 (Call 07/01/23)	1,062	1,069,269
4.25%, 12/01/26 (Call 09/01/26)	175	176,272
Energy Transfer LP
2.90%, 05/15/25 (Call 04/15/25)	1,173	1,132,218
3.60%, 02/01/23 (Call 11/01/22)	585	585,942
3.90%, 05/15/24 (Call 02/15/24)(a)	875	873,292
3.90%, 07/15/26 (Call 04/15/26)	320	311,256
4.05%, 03/15/25 (Call 12/15/24)	1,321	1,314,075
4.25%, 03/15/23 (Call 12/15/22)	676	681,594
4.25%, 04/01/24 (Call 01/01/24)	706	711,343
4.40%, 03/15/27 (Call 12/15/26)	150	148,515
4.50%, 04/15/24 (Call 03/15/24)	906	914,285
4.75%, 01/15/26 (Call 10/15/25)	1,248	1,263,228
5.88%, 01/15/24 (Call 10/15/23)(a)	1,295	1,334,483
Series 5Y, 4.20%, 09/15/23 (Call 08/15/23)	800	807,251
Energy Transfer LP/Regency Energy Finance Corp.
4.50%, 11/01/23 (Call 08/01/23)	894	902,063
5.00%, 10/01/22 (Call 07/01/22)	983	985,661
Enterprise Products Operating LLC
3.35%, 03/15/23 (Call 12/15/22)(a)	1,330	1,337,284
3.70%, 02/15/26 (Call 11/15/25)	275	272,713
3.75%, 02/15/25 (Call 11/15/24)(a)	1,799	1,803,036
3.90%, 02/15/24 (Call 11/15/23)	1,430	1,442,339
3.95%, 02/15/27 (Call 11/15/26)	5	4,980
Kinder Morgan Energy Partners LP
3.45%, 02/15/23 (Call 11/15/22)(a)	667	669,807
3.50%, 09/01/23 (Call 06/01/23)	773	774,868
3.95%, 09/01/22 (Call 06/01/22)(a)	1,776	1,778,949
4.15%, 02/01/24 (Call 11/01/23)(a)	990	999,040
4.25%, 09/01/24 (Call 06/01/24)	1,413	1,427,764
4.30%, 05/01/24 (Call 02/01/24)(a)	1,106	1,119,959
Kinder Morgan Inc.
1.75%, 11/15/26 (Call 10/15/26)(a)	95	85,920
3.15%, 01/15/23 (Call 12/15/22)(a)	1,268	1,271,244
4.30%, 06/01/25 (Call 03/01/25)	1,335	1,345,854
Magellan Midstream Partners LP, 5.00%, 03/01/26 (Call 12/01/25)	107	110,385

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® 0-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
MPLX LP
1.75%, 03/01/26 (Call 02/01/26)(a)	$1,865	$1,703,497
3.38%, 03/15/23 (Call 02/15/23)(a)	596	598,355
4.00%, 02/15/25 (Call 11/15/24)	538	536,726
4.13%, 03/01/27 (Call 12/01/26)	2,055	2,034,708
4.50%, 07/15/23 (Call 04/15/23)	1,665	1,688,394
4.88%, 12/01/24 (Call 09/01/24)	1,742	1,779,058
4.88%, 06/01/25 (Call 03/01/25)	1,462	1,491,692
ONEOK Inc.
2.75%, 09/01/24 (Call 08/01/24)	1,330	1,296,294
5.85%, 01/15/26 (Call 12/15/25)	290	305,536
7.50%, 09/01/23 (Call 06/01/23)(a)	716	746,424
ONEOK Partners LP
3.38%, 10/01/22 (Call 07/01/22)	1,958	1,960,013
4.90%, 03/15/25 (Call 12/15/24)	408	416,648
Phillips 66 Partners LP, 3.61%, 02/15/25 (Call 11/15/24)	150	148,761
Plains All American Pipeline LP/PAA Finance Corp.
3.60%, 11/01/24 (Call 08/01/24)	1,280	1,265,266
3.85%, 10/15/23 (Call 07/15/23)	1,108	1,110,704
4.50%, 12/15/26 (Call 09/15/26)(a)	55	54,960
4.65%, 10/15/25 (Call 07/15/25)	1,544	1,563,315
Sabine Pass Liquefaction LLC
5.00%, 03/15/27 (Call 09/15/26)	25	25,588
5.63%, 04/15/23 (Call 01/15/23)(a)	1,957	1,988,349
5.63%, 03/01/25 (Call 12/01/24)	3,101	3,213,607
5.75%, 05/15/24 (Call 02/15/24)	2,819	2,918,072
5.88%, 06/30/26 (Call 12/31/25)	292	306,775
Spectra Energy Partners LP
3.38%, 10/15/26 (Call 07/15/26)	395	383,477
3.50%, 03/15/25 (Call 12/15/24)	362	359,775
4.75%, 03/15/24 (Call 12/15/23)	1,347	1,374,901
TransCanada PipeLines Ltd.
1.00%, 10/12/24 (Call 09/12/24)	1,055	990,102
2.50%, 08/01/22	1,215	1,216,425
3.75%, 10/16/23 (Call 07/16/23)	1,245	1,253,973
4.88%, 01/15/26 (Call 10/15/25)	334	343,211
Transcontinental Gas Pipe Line Co. LLC, 7.85%, 02/01/26 (Call 11/01/25)	1,337	1,498,963
Williams Companies Inc. (The)
3.35%, 08/15/22 (Call 05/15/22)	1,189	1,189,458
3.70%, 01/15/23 (Call 10/15/22)	1,242	1,246,939
3.90%, 01/15/25 (Call 10/15/24)	1,141	1,140,484
4.00%, 09/15/25 (Call 06/15/25)	587	584,528
4.30%, 03/04/24 (Call 12/04/23)	1,313	1,327,437
4.50%, 11/15/23 (Call 08/15/23)(a)	847	857,875
4.55%, 06/24/24 (Call 03/24/24)	1,542	1,563,304

		81,325,691

Real Estate — 0.1%
Brookfield Asset Management Inc., 4.00%, 01/15/25 (Call 10/15/24)	812	820,379
CBRE Services Inc., 4.88%, 03/01/26 (Call 12/01/25)	1,170	1,195,080

		2,015,459

Real Estate Investment Trusts — 2.6%
Alexandria Real Estate Equities Inc., 3.45%, 04/30/25 (Call 02/28/25)(a)	1,038	1,033,121
American Tower Corp.
0.60%, 01/15/24(a)	857	817,882
1.30%, 09/15/25 (Call 08/15/25)	795	726,826
1.45%, 09/15/26 (Call 08/15/26)	545	485,253
1.60%, 04/15/26 (Call 03/15/26)	1,290	1,170,984

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
2.40%, 03/15/25 (Call 02/15/25)	$1,219	$1,169,458
2.75%, 01/15/27 (Call 11/15/26)	150	139,452
2.95%, 01/15/25 (Call 12/15/24)	961	938,583
3.00%, 06/15/23(a)	1,062	1,060,840
3.38%, 05/15/24 (Call 04/15/24)(a)	1,069	1,064,559
3.38%, 10/15/26 (Call 07/15/26)	395	379,253
3.50%, 01/31/23(a)	1,393	1,401,545
3.65%, 03/15/27 (Call 02/15/27)	1,060	1,021,766
4.00%, 06/01/25 (Call 03/01/25)	578	577,893
4.40%, 02/15/26 (Call 11/15/25)	428	430,725
5.00%, 02/15/24	1,333	1,366,493
AvalonBay Communities Inc., 3.45%, 06/01/25 (Call 03/03/25)	993	986,630
Boston Properties LP
2.75%, 10/01/26 (Call 07/01/26)	94	88,961
3.13%, 09/01/23 (Call 06/01/23)	999	999,904
3.20%, 01/15/25 (Call 10/15/24)	1,109	1,093,401
3.65%, 02/01/26 (Call 11/03/25)	1,413	1,395,697
3.80%, 02/01/24 (Call 11/01/23)	1,031	1,038,497
Brixmor Operating Partnership LP
3.65%, 06/15/24 (Call 04/15/24)	675	672,450
3.85%, 02/01/25 (Call 11/01/24)	200	199,741
4.13%, 06/15/26 (Call 03/15/26)	890	882,999
Crown Castle International Corp.
1.05%, 07/15/26 (Call 06/15/26)	5,234	4,620,569
1.35%, 07/15/25 (Call 06/15/25)	1,240	1,142,359
2.90%, 03/15/27 (Call 02/15/27)	360	337,012
3.15%, 07/15/23 (Call 06/15/23)	658	657,736
3.20%, 09/01/24 (Call 07/01/24)	673	666,873
3.70%, 06/15/26 (Call 03/15/26)	305	299,858
4.00%, 03/01/27 (Call 12/01/26)	25	24,682
4.45%, 02/15/26 (Call 11/15/25)	1,275	1,286,416
Equinix Inc.
1.00%, 09/15/25 (Call 08/15/25)	1,391	1,260,763
1.25%, 07/15/25 (Call 06/15/25)	378	347,687
1.45%, 05/15/26 (Call 04/15/26)	2,231	2,010,061
2.63%, 11/18/24 (Call 10/18/24)	403	392,341
2.90%, 11/18/26 (Call 09/18/26)	2,305	2,176,953
ERP Operating LP, 3.00%, 04/15/23 (Call 01/15/23)	558	560,005
Essex Portfolio LP, 3.50%, 04/01/25 (Call 01/01/25)	421	418,024
Federal Realty Investment Trust, 3.95%, 01/15/24 (Call 10/15/23)	97	97,617
GLP Capital LP/GLP Financing II Inc.
5.25%, 06/01/25 (Call 03/01/25)	591	599,891
5.38%, 11/01/23 (Call 08/01/23)	369	374,869
5.38%, 04/15/26 (Call 01/15/26)	1,303	1,325,604
Healthcare Trust of America Holdings LP, 3.50%, 08/01/26 (Call 05/01/26)	70	68,495
Healthpeak Properties Inc., 3.25%, 07/15/26 (Call 05/15/26)(a)	172	167,708
Host Hotels & Resorts LP, Series E, 4.00%, 06/15/25 (Call 03/15/25)	125	124,016
Kimco Realty Corp.
2.80%, 10/01/26 (Call 07/01/26)	120	113,667
3.30%, 02/01/25 (Call 12/01/24)	842	831,622
LifeStorage LP/CA, 3.50%, 07/01/26 (Call 04/01/26)	104	102,202
Omega Healthcare Investors Inc., 5.25%, 01/15/26 (Call 10/15/25)	770	784,493
Public Storage
0.88%, 02/15/26 (Call 01/15/26)	840	760,488
1.50%, 11/09/26 (Call 10/09/26)(a)	800	730,619

26	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® 0-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
2.37%, 09/15/22 (Call 08/15/22)(a)	$567	$569,481
Realty Income Corp.
3.00%, 01/15/27 (Call 10/15/26)	125	119,655
3.88%, 04/15/25 (Call 02/15/25)	445	447,608
4.13%, 10/15/26 (Call 07/15/26)	210	211,827
4.60%, 02/06/24 (Call 11/06/23)	313	318,661
4.63%, 11/01/25 (Call 09/01/25)	787	807,861
4.88%, 06/01/26 (Call 03/01/26)	5	5,168
Sabra Health Care LP, 5.13%, 08/15/26 (Call 05/15/26)	215	214,479
Simon Property Group LP
1.38%, 01/15/27 (Call 10/15/26)(a)	1,795	1,603,753
2.00%, 09/13/24 (Call 06/13/24)	1,337	1,300,916
2.75%, 06/01/23 (Call 03/01/23)	1,143	1,142,384
3.25%, 11/30/26 (Call 08/30/26)(a)	120	116,407
3.30%, 01/15/26 (Call 10/15/25)	485	477,254
3.38%, 10/01/24 (Call 07/01/24)	1,215	1,210,372
3.50%, 09/01/25 (Call 06/01/25)	1,822	1,809,918
3.75%, 02/01/24 (Call 11/01/23)	505	509,100
Ventas Realty LP
3.50%, 02/01/25 (Call 11/01/24)	1,193	1,181,127
4.13%, 01/15/26 (Call 10/15/25)	233	233,235
VICI Properties LP
4.38%, 05/15/25	195	194,813
4.75%, 02/15/28 (Call 01/15/28)	1,700	1,692,809
Welltower Inc.
3.63%, 03/15/24 (Call 02/15/24)(a)	1,523	1,522,729
4.00%, 06/01/25 (Call 03/01/25)(a)	1,946	1,950,957
4.25%, 04/01/26 (Call 01/01/26)	745	752,017
WP Carey Inc., 4.60%, 04/01/24 (Call 01/01/24)	240	243,776

		62,061,850

Retail — 1.9%
Amazon.com Inc., 2.73%, 04/13/24	525	524,470
AutoZone Inc.
3.13%, 07/15/23 (Call 04/15/23)	648	649,760
3.63%, 04/15/25 (Call 03/15/25)(a)	955	957,251
Costco Wholesale Corp., 2.75%, 05/18/24 (Call 03/18/24)	1,742	1,736,866
Dollar General Corp.
3.25%, 04/15/23 (Call 01/15/23)	1,338	1,343,207
3.88%, 04/15/27 (Call 01/15/27)	150	150,323
4.15%, 11/01/25 (Call 08/01/25)	169	171,580
Dollar Tree Inc., 4.00%, 05/15/25 (Call 03/15/25)	1,510	1,517,730
Genuine Parts Co., 1.75%, 02/01/25 (Call 02/01/23)	155	147,270
Home Depot Inc. (The)
2.13%, 09/15/26 (Call 06/15/26)	275	261,073
2.63%, 06/01/22 (Call 05/01/22)(a)	1,031	1,030,877
2.70%, 04/01/23 (Call 01/01/23)(a)	915	916,925
2.70%, 04/15/25 (Call 03/15/25)	520	513,157
2.88%, 04/15/27 (Call 03/15/27)	330	319,662
3.00%, 04/01/26 (Call 01/01/26)	1,667	1,641,535
3.35%, 09/15/25 (Call 06/15/25)	528	528,331
3.75%, 02/15/24 (Call 11/15/23)	1,401	1,420,962
Lowe’s Companies Inc.
2.50%, 04/15/26 (Call 01/15/26)	1,721	1,641,300
3.35%, 04/01/27 (Call 03/01/27)	575	560,968
3.38%, 09/15/25 (Call 06/15/25)	1,556	1,543,397
3.88%, 09/15/23 (Call 06/15/23)	696	703,108
4.00%, 04/15/25 (Call 03/15/25)	1,424	1,443,757
McDonald’s Corp.
1.45%, 09/01/25 (Call 08/01/25)(a)	855	801,474
3.25%, 06/10/24(a)	256	256,870

Security	Par (000)	Value

Retail (continued)
3.30%, 07/01/25 (Call 06/01/25)(a)	$1,521	$1,515,778
3.35%, 04/01/23 (Call 03/01/23)(a)	338	340,705
3.38%, 05/26/25 (Call 02/26/25)(a)	1,295	1,292,080
3.50%, 03/01/27 (Call 12/01/26)	510	504,922
3.70%, 01/30/26 (Call 10/30/25)	708	709,893
O’Reilly Automotive Inc., 3.55%, 03/15/26 (Call 12/15/25)	328	323,785
Ross Stores Inc.
0.88%, 04/15/26 (Call 03/15/26)	367	328,300
4.60%, 04/15/25 (Call 03/15/25)	1,365	1,391,829
Starbucks Corp.
1.30%, 05/07/22	626	625,859
2.00%, 03/12/27 (Call 01/12/27)	95	87,513
2.45%, 06/15/26 (Call 03/15/26)	300	286,758
2.70%, 06/15/22 (Call 05/31/22)	636	636,668
3.10%, 03/01/23 (Call 02/01/23)(a)	954	959,630
3.80%, 08/15/25 (Call 06/15/25)	1,879	1,893,352
3.85%, 10/01/23 (Call 07/01/23)	787	795,085
Target Corp.
1.95%, 01/15/27 (Call 12/15/26)	800	749,906
2.25%, 04/15/25 (Call 03/15/25)	2,232	2,167,995
2.50%, 04/15/26	679	658,627
3.50%, 07/01/24	1,483	1,497,764
TJX Companies Inc. (The)
2.25%, 09/15/26 (Call 06/15/26)(a)	105	99,529
2.50%, 05/15/23 (Call 02/15/23)	491	489,196
Walgreen Co., 3.10%, 09/15/22	368	369,438
Walgreens Boots Alliance Inc., 0.95%, 11/17/23 (Call 05/31/22)(a)	400	387,395
Walmart Inc.
2.35%, 12/15/22 (Call 11/15/22)(a)	1,392	1,398,714
2.55%, 04/11/23 (Call 01/11/23)	953	956,164
2.85%, 07/08/24 (Call 06/08/24)	310	310,335
3.05%, 07/08/26 (Call 05/08/26)	165	163,901
3.30%, 04/22/24 (Call 01/22/24)	2,193	2,212,048
3.40%, 06/26/23 (Call 05/26/23)(a)	385	389,849
3.55%, 06/26/25 (Call 04/26/25)(a)	275	278,260

		44,603,131

Semiconductors — 1.8%
Analog Devices Inc., 3.50%, 12/05/26 (Call 09/05/26)(a)	770	768,120
Applied Materials Inc., 3.90%, 10/01/25 (Call 07/01/25)	590	599,910
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.63%, 01/15/24 (Call 11/15/23)	1,482	1,489,817
3.88%, 01/15/27 (Call 10/15/26)	3,358	3,275,553
Broadcom Inc.
3.15%, 11/15/25 (Call 10/15/25)	2,498	2,433,047
3.46%, 09/15/26 (Call 07/15/26)	125	121,769
3.63%, 10/15/24 (Call 09/15/24)	779	779,186
Intel Corp.
2.60%, 05/19/26 (Call 02/19/26)	2,720	2,634,027
2.70%, 12/15/22(a)	2,122	2,125,833
2.88%, 05/11/24 (Call 03/11/24)	1,508	1,508,143
3.10%, 07/29/22	613	614,812
3.40%, 03/25/25 (Call 02/25/25)(a)	2,360	2,362,876
3.70%, 07/29/25 (Call 04/29/25)	504	508,457
3.75%, 03/25/27 (Call 01/25/27)(a)	190	190,945
KLA Corp., 4.65%, 11/01/24 (Call 08/01/24)	1,822	1,866,566
Lam Research Corp.
3.75%, 03/15/26 (Call 01/15/26)	943	945,934
3.80%, 03/15/25 (Call 12/15/24)	888	897,374

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® 0-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors (continued)
Marvell Technology Inc., 1.65%, 04/15/26 (Call 03/15/26)(a)	$1,106	$1,006,690
Microchip Technology Inc.
2.67%, 09/01/23	107	105,872
4.25%, 09/01/25 (Call 09/01/22)	1,415	1,405,831
4.33%, 06/01/23 (Call 05/01/23)	1,299	1,313,566
Micron Technology Inc.
4.19%, 02/15/27 (Call 12/15/26)	2,275	2,264,130
4.98%, 02/06/26 (Call 12/06/25)	360	368,835
NVIDIA Corp.
0.31%, 06/15/23 (Call 06/15/22)	115	112,226
0.58%, 06/14/24 (Call 06/14/23)	1,870	1,779,637
3.20%, 09/16/26 (Call 06/16/26)	140	139,204
NXP BV/NXP Funding LLC
4.88%, 03/01/24 (Call 02/01/24)(d)	1,350	1,375,942
5.35%, 03/01/26 (Call 01/01/26)(d)	685	708,663
NXP BV/NXP Funding LLC/NXP USA Inc.
2.70%, 05/01/25 (Call 04/01/25)(a)(d)	807	772,131
3.88%, 06/18/26 (Call 04/18/26)(d)	330	324,369
Qorvo Inc., 1.75%, 12/15/24 (Call 12/15/22)(a)(d)	135	127,351
QUALCOMM Inc.
2.60%, 01/30/23 (Call 12/30/22)	1,505	1,507,599
2.90%, 05/20/24 (Call 03/20/24)(a)	1,432	1,427,325
3.00%, 05/20/22	829	829,079
3.45%, 05/20/25 (Call 02/20/25)	712	713,779
Skyworks Solutions Inc.
0.90%, 06/01/23 (Call 06/01/22)	325	316,907
1.80%, 06/01/26 (Call 05/01/26)	482	438,651
Texas Instruments Inc.
1.13%, 09/15/26 (Call 08/15/26)	110	100,184
1.38%, 03/12/25 (Call 02/12/25)	1,167	1,108,869
2.25%, 05/01/23 (Call 02/01/23)(a)	376	375,419
Xilinx Inc., 2.95%, 06/01/24 (Call 04/01/24)	1,405	1,395,182

		43,139,810

Shipbuilding — 0.0%
Huntington Ingalls Industries Inc., 3.84%, 05/01/25 (Call 04/01/25)	337	336,264

Software — 3.4%
Activision Blizzard Inc., 3.40%, 09/15/26 (Call 06/15/26)(a)	510	505,624
Adobe Inc.
1.90%, 02/01/25 (Call 01/01/25)	781	754,535
2.15%, 02/01/27 (Call 12/01/26)	95	89,613
3.25%, 02/01/25 (Call 11/01/24)	544	545,058
Broadridge Financial Solutions Inc., 3.40%, 06/27/26 (Call 03/27/26)(a)	20	19,602
Citrix Systems Inc., 1.25%, 03/01/26 (Call 02/01/26)(a)	1,367	1,340,799
Fidelity National Information Services Inc.
0.38%, 03/01/23	585	574,047
0.60%, 03/01/24	1,180	1,119,505
1.15%, 03/01/26 (Call 02/01/26)	1,857	1,673,397
Fifth Third Bancorp., 4.06%, 04/25/28 (Call 04/25/27)	1,000	993,800
Fiserv Inc.
2.75%, 07/01/24 (Call 06/01/24)	2,615	2,569,764
3.20%, 07/01/26 (Call 05/01/26)	2,540	2,457,630
3.50%, 10/01/22 (Call 07/01/22)	808	808,013
3.80%, 10/01/23 (Call 09/01/23)	1,545	1,559,466
3.85%, 06/01/25 (Call 03/01/25)	1,280	1,282,178
Intuit Inc.
0.65%, 07/15/23	1,212	1,182,817
0.95%, 07/15/25 (Call 06/15/25)(a)	696	644,076

Security	Par (000)	Value

Software (continued)
Microsoft Corp.
2.00%, 08/08/23 (Call 06/08/23)	$1,999	$1,997,913
2.13%, 11/15/22(a)	407	405,860
2.38%, 05/01/23 (Call 02/01/23)(a)	1,554	1,555,076
2.40%, 08/08/26 (Call 05/08/26)	4,202	4,058,385
2.65%, 11/03/22 (Call 09/03/22)(a)	1,589	1,593,735
2.70%, 02/12/25 (Call 11/12/24)	2,695	2,670,720
2.88%, 02/06/24 (Call 12/06/23)	3,023	3,027,662
3.13%, 11/03/25 (Call 08/03/25)	540	540,951
3.30%, 02/06/27 (Call 11/06/26)	2,640	2,642,686
3.63%, 12/15/23 (Call 09/15/23)(a)	1,976	2,004,205
Oracle Corp.
1.65%, 03/25/26 (Call 02/25/26)	3,337	3,015,602
2.40%, 09/15/23 (Call 07/15/23)	2,830	2,803,641
2.50%, 05/15/22	2,182	2,182,687
2.50%, 10/15/22(a)	2,614	2,605,151
2.50%, 04/01/25 (Call 03/01/25)	4,200	4,010,404
2.63%, 02/15/23 (Call 01/15/23)(a)	1,718	1,716,620
2.65%, 07/15/26 (Call 04/15/26)	5,122	4,782,571
2.95%, 11/15/24 (Call 09/15/24)	2,872	2,818,062
2.95%, 05/15/25 (Call 02/15/25)	182	176,104
3.40%, 07/08/24 (Call 04/08/24)(a)	2,642	2,634,750
3.63%, 07/15/23	1,351	1,361,318
Roper Technologies Inc.
1.00%, 09/15/25 (Call 08/15/25)	1,313	1,202,602
2.35%, 09/15/24 (Call 08/15/24)	667	649,130
3.13%, 11/15/22 (Call 08/15/22)	622	622,242
3.65%, 09/15/23 (Call 08/15/23)	1,004	1,010,266
3.80%, 12/15/26 (Call 09/15/26)	413	410,550
salesforce.com Inc.
0.63%, 07/15/24 (Call 07/15/22)	2,085	1,976,402
3.25%, 04/11/23 (Call 03/11/23)	335	337,488
Take-Two Interactive Software Inc.
3.30%, 03/28/24	260	258,636
3.55%, 04/14/25	710	702,964
3.70%, 04/14/27 (Call 03/14/27)	2,225	2,177,515
VMware Inc.
0.60%, 08/15/23	247	239,072
1.00%, 08/15/24 (Call 08/15/22)	230	216,558
1.40%, 08/15/26 (Call 07/15/26)	2,330	2,087,233
4.50%, 05/15/25 (Call 04/15/25)	1,367	1,385,267
Workday Inc., 3.50%, 04/01/27 (Call 03/01/27)	495	482,566

		80,482,518

Telecommunications — 2.3%
AT&T Inc.
0.90%, 03/25/24 (Call 05/10/22)	1,667	1,600,234
1.70%, 03/25/26 (Call 03/25/23)	3,265	3,014,522
2.63%, 12/01/22 (Call 05/11/22)(a)	1,342	1,345,680
3.40%, 05/15/25 (Call 05/11/22)(a)	3,209	3,227,274
3.90%, 03/11/24 (Call 05/11/22)	1,106	1,122,778
3.95%, 01/15/25 (Call 05/11/22)	1,213	1,235,212
4.13%, 02/17/26 (Call 05/11/22)	1,650	1,691,502
4.25%, 03/01/27 (Call 12/01/26)	290	296,170
4.45%, 04/01/24 (Call 05/11/22)	1,886	1,929,376
Bell Telephone Co. of Canada or Bell Canada (The), Series US-3, 0.75%, 03/17/24	705	673,799
British Telecommunications PLC, 4.50%, 12/04/23 (Call 11/04/23)	993	1,007,610
Cisco Systems Inc.
2.20%, 09/20/23 (Call 07/20/23)(a)	887	880,111

28	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® 0-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
2.50%, 09/20/26 (Call 06/20/26)	$228	$220,239
2.60%, 02/28/23(a)	205	204,749
2.95%, 02/28/26	340	335,872
3.00%, 06/15/22	729	729,065
3.50%, 06/15/25	900	908,095
3.63%, 03/04/24	1,062	1,076,280
Motorola Solutions Inc., 4.00%, 09/01/24	1,119	1,122,772
Rogers Communications Inc.
2.90%, 11/15/26 (Call 08/15/26)	245	234,199
2.95%, 03/15/25 (Call 03/15/23)(d)	1,110	1,082,628
3.00%, 03/15/23 (Call 12/15/22)(a)	557	554,839
3.20%, 03/15/27 (Call 02/15/27)(d)	890	847,949
3.63%, 12/15/25 (Call 09/15/25)	734	729,537
4.10%, 10/01/23 (Call 07/01/23)	1,033	1,044,424
Telefonaktiebolaget LM Ericsson, 4.13%, 05/15/22	119	118,847
Telefonica Emisiones SA, 4.10%, 03/08/27	3,215	3,180,303
T-Mobile USA Inc.
1.50%, 02/15/26 (Call 01/15/26)	665	606,720
3.50%, 04/15/25 (Call 03/15/25)	3,842	3,793,668
3.75%, 04/15/27 (Call 02/15/27)	200	194,675
Verizon Communications Inc.
0.75%, 03/22/24	475	456,121
0.85%, 11/20/25 (Call 10/20/25)	171	156,111
1.45%, 03/20/26 (Call 02/20/26)	2,943	2,697,828
2.63%, 08/15/26	2,825	2,683,654
3.00%, 03/22/27 (Call 01/22/27)	5,200	4,975,853
3.38%, 02/15/25	2,794	2,790,388
3.50%, 11/01/24 (Call 08/01/24)	2,230	2,247,320
4.13%, 03/16/27	115	115,611
Vodafone Group PLC
2.95%, 02/19/23(a)	150	150,213
3.75%, 01/16/24	342	345,721
4.13%, 05/30/25	1,794	1,815,832

		53,443,781

Toys, Games & Hobbies — 0.1%
Hasbro Inc.
3.00%, 11/19/24 (Call 10/19/24)	759	750,743
3.55%, 11/19/26 (Call 09/19/26)(a)	865	845,776

		1,596,519

Transportation — 1.0%
Burlington Northern Santa Fe LLC
3.00%, 03/15/23 (Call 12/15/22)(a)	412	413,687
3.00%, 04/01/25 (Call 01/01/25)(a)	709	704,100
3.05%, 09/01/22 (Call 06/01/22)	922	923,493
3.40%, 09/01/24 (Call 06/01/24)	423	424,781
3.75%, 04/01/24 (Call 01/01/24)	275	278,694
3.85%, 09/01/23 (Call 06/01/23)	779	786,899
Canadian National Railway Co., 2.75%, 03/01/26 (Call 12/01/25)	207	200,695
Canadian Pacific Railway Co.
1.35%, 12/02/24 (Call 12/02/22)	425	402,651
1.75%, 12/02/26 (Call 11/02/26)	1,565	1,436,155
2.90%, 02/01/25 (Call 11/01/24)	939	919,842
CSX Corp.
2.60%, 11/01/26 (Call 08/01/26)	90	85,828
3.35%, 11/01/25 (Call 08/01/25)	415	411,324
3.40%, 08/01/24 (Call 05/01/24)	888	889,557
FedEx Corp., 3.25%, 04/01/26 (Call 01/01/26)	482	475,192

Security	Par/ Shares (000)	Value

Transportation (continued)
Norfolk Southern Corp.
2.90%, 02/15/23 (Call 11/15/22)(a)	$1,362	$1,364,557
2.90%, 06/15/26 (Call 03/15/26)	130	125,988
Ryder System Inc.
2.50%, 09/01/24 (Call 08/01/24)	870	846,486
2.85%, 03/01/27 (Call 02/01/27)	90	84,975
2.88%, 06/01/22 (Call 05/31/22)	469	469,451
3.65%, 03/18/24 (Call 02/18/24)	873	872,761
Union Pacific Corp.
2.15%, 02/05/27 (Call 12/05/26)(a)	30	28,105
2.75%, 03/01/26 (Call 12/01/25)	1,135	1,101,714
3.15%, 03/01/24 (Call 02/01/24)(a)	842	842,759
3.25%, 08/15/25 (Call 05/15/25)	460	457,651
3.50%, 06/08/23 (Call 05/08/23)(a)	891	897,525
3.75%, 07/15/25 (Call 05/15/25)	816	824,077
United Parcel Service Inc.
2.35%, 05/16/22	753	753,266
2.40%, 11/15/26 (Call 08/15/26)(a)	1,089	1,039,373
2.45%, 10/01/22	1,260	1,264,702
2.50%, 04/01/23 (Call 03/01/23)(a)	85	84,962
2.80%, 11/15/24 (Call 09/15/24)	416	412,916
3.90%, 04/01/25 (Call 03/01/25)	1,281	1,295,841
Walmart Inc., 1.05%, 09/17/26 (Call 08/17/26)	1,495	1,360,716

		22,480,723

Water — 0.0%
American Water Capital Corp., 3.40%, 03/01/25 (Call 12/01/24)(a)	790	787,700

Total Corporate Bonds & Notes — 98.9% (Cost: $2,460,063,736)		2,345,224,518

Short-Term Investments

Money Market Funds — 7.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.38%(e)(f)(g)	168,318	168,318,305
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.34%(e)(f)	3,028	3,028,000

		171,346,305

Total Short-Term Investments — 7.2% (Cost: $171,324,060)		171,346,305

Total Investments in Securities — 106.1% (Cost: $2,631,387,796)		2,516,570,823

Other Assets, Less Liabilities — (6.1)%		(144,553,503)

Net Assets — 100.0%		$2,372,017,320

(a)	All or a portion of this security is on loan.
(b)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® 0-5 Year Investment Grade Corporate Bond ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/22	Shares Held at 04/30/22 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$124,111,752	$44,262,081	(a)	$—	$(38,561)	$(16,967)	$168,318,305	168,318	$114,399	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,718,000	1,310,000	(a)	—	—	—	3,028,000	3,028	2,497		—

					$(38,561)	$(16,967)	$171,346,305		$116,896		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$2,345,224,518	$—	$2,345,224,518
Money Market Funds	171,346,305	—	—	171,346,305

	$171,346,305	$2,345,224,518	$—	$2,516,570,823

See notes to financial statements.

30	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) April 30, 2022	iShares® USD Green Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Corporate Bonds & Notes

Australia — 0.9%
National Australia Bank Ltd./New York, 3.63%, 06/20/23	USD	1,250	$1,262,613
Pingan Real Estate Capital Ltd., 3.45%, 07/29/26(a)	USD	200	175,334
Principal Life Global Funding II, 1.25%, 08/16/26(b)	USD	150	134,382
WP Carey Inc., 2.45%, 02/01/32 (Call 11/01/31)(c)	USD	700	585,872

			2,158,201

Brazil — 0.6%
Fibria Overseas Finance Ltd., 5.50%, 01/17/27(c)	USD	1,260	1,291,752
Suzano Austria GmbH, 5.75%, 07/14/26(a)	USD	200	211,092

			1,502,844

Canada — 2.3%
Bank of Nova Scotia (The), 2.38%, 01/18/23	USD	280	280,078
Brookfield Finance Inc., 2.72%, 04/15/31 (Call 01/15/31)(c)	USD	1,805	1,581,018
Canadian Imperial Bank of Commerce, 0.95%, 10/23/25(c)	USD	1,200	1,089,816
Manulife Financial Corp., 3.70%, 03/16/32 (Call 12/16/31)	USD	75	71,614
Royal Bank of Canada, 1.15%, 07/14/26	USD	1,300	1,165,528
Southern Power Co., 0.90%, 01/15/26 (Call 12/15/25)	USD	600	539,868
Toronto-Dominion Bank (The), 1.25%, 12/13/24(c)	USD	1,000	948,970

			5,676,892

Chile — 0.6%
Colbun SA, 3.15%, 01/19/32 (Call 10/19/31)(a)	USD	800	679,184
Inversiones CMPC SA, 4.38%, 04/04/27(a)	USD	800	801,944

			1,481,128

China — 6.2%
Agricultural Bank of China Ltd./Hong Kong, 2.00%, 03/01/25(a)	USD	200	193,044
Agricultural Bank of China Ltd./New York
1.25%, 01/19/26(a)	USD	200	184,596
2.00%, 01/18/27(a)	USD	1,000	932,110
Baidu Inc., 2.38%, 08/23/31 (Call 05/23/31)(c)	USD	850	704,301
Bank of China Ltd./Luxembourg, 1.40%, 04/28/26(a)	USD	800	737,280
Bank of China Ltd./Paris, 0.95%, 09/21/23(a)	USD	400	388,472
Bank of China Ltd./Sydney, 0.75%, 09/29/24(a)	USD	200	188,754
Bank of China Ltd/Singapore, 0.80%, 04/28/24(a)	USD	2,000	1,909,980
CGNPC International Ltd., 2.75%, 07/02/24(a)	USD	1,400	1,375,668
China Construction Bank Corp./Hong Kong
1.00%, 08/04/23(a)	USD	2,000	1,949,160
1.25%, 08/04/25(a)	USD	1,200	1,124,016
China Merchants Bank Co. Ltd./Luxembourg Branch, 1.25%, 09/01/26(a)	USD	2,000	1,818,220
Industrial & Commercial Bank of China Ltd./Luxembourg, 2.88%, 10/12/22(a)	USD	200	199,908
Industrial & Commercial Bank of China Ltd./Singapore, 1.00%, 10/28/24(a)	USD	200	189,774
Industrial Bank Co. Ltd./Hong Kong, 0.88%, 06/10/24(a)	USD	1,000	952,200
Sino-Ocean Land Treasure IV Ltd., 3.25%, 05/05/26 (Call 02/05/26)(a)	USD	900	684,036
Wuhan Metro Group Co. Ltd., 2.96%, 09/24/24(a)	USD	800	783,312
Xiaomi Best Time International Ltd., 4.10%, 07/14/51 (Call 01/14/51)(a)	USD	550	408,221
Xingcheng Bvi Ltd., 2.38%, 10/08/26(a)	USD	600	557,862

			15,280,914

France — 1.5%
BNP Paribas SA, 1.68%, 06/30/27 (Call 06/30/26)(b)(d)	USD	1,750	1,558,602
Electricite de France SA, 3.63%, 10/13/25 (Call 07/13/25)(b)	USD	2,030	2,017,272

			3,575,874

Security	Par (000)		Value

Germany — 4.2%
Deutsche Bank AG/New York NY, 1.69%, 03/19/26	USD	1,200	$1,095,756
KfW
0.75%, 09/30/30	USD	5,450	4,548,897
1.00%, 10/01/26	USD	2,000	1,836,780
1.75%, 09/14/29	USD	2,100	1,926,120
2.00%, 09/29/22	USD	848	849,772
Landesbank Baden-Wuerttemberg, 2.00%, 02/24/25(a)	USD	100	96,700

			10,354,025

Hong Kong — 2.9%
CMB International Leasing Management Ltd., 1.75%, 09/16/26(a)	USD	800	717,240
Hongkong Land Finance Cayman Islands Co. Ltd. (The), 2.25%, 07/15/31 (Call 04/15/31)(a)	USD	700	592,032
ICBCIL Finance Co. Ltd., 2.25%, 11/02/26(a)	USD	1,500	1,388,325
Link Finance Cayman 2009 Ltd. (The), 2.88%, 07/21/26(a)	USD	200	193,452
MTR Corp. Ltd., 1.63%, 08/19/30(a)	USD	2,550	2,175,048
QNB Finance Ltd., 1.63%, 09/22/25(a)	USD	1,200	1,120,356
Rail Transit International Development Co. Ltd., 1.63%, 06/22/22(a)	EUR	200	209,969
Swire Properties MTN Financing Ltd., 3.50%, 01/10/28(a)	USD	700	688,401

			7,084,823

India — 1.7%
Indian Railway Finance Corp. Ltd.
3.57%, 01/21/32(a)	USD	1,000	877,040
3.84%, 12/13/27(a)	USD	200	192,292
Power Finance Corp. Ltd., 3.75%, 12/06/27(a)	USD	800	757,264
REC Ltd., 3.88%, 07/07/27(a)	USD	700	671,104
State Bank of India/London, 4.50%, 09/28/23(a)	USD	1,600	1,621,984

			4,119,684

Indonesia — 0.4%
Star Energy Geothermal Darajat II/Star Energy Geothermal Salak, 4.85%, 10/14/38 (Call 10/14/29)(a)	USD	1,000	952,180

Japan — 3.9%
Central Nippon Expressway Co. Ltd., 0.89%, 12/10/25(a)	USD	200	182,380
Honda Motor Co. Ltd.
2.27%, 03/10/25 (Call 02/10/25)	USD	50	48,512
2.53%, 03/10/27 (Call 02/10/27)	USD	4,050	3,841,830
2.97%, 03/10/32 (Call 12/10/31)	USD	50	45,482
Marubeni Corp., 1.58%, 09/17/26 (Call 08/17/26)(a)	USD	1,100	987,635
Mitsubishi UFJ Financial Group Inc., 2.53%, 09/13/23(c)	USD	1,000	992,240
Mitsui Fudosan Co Ltd, 2.57%, 01/21/32 (Call 10/21/31)(b)	USD	200	177,656
Mizuho Financial Group Inc., 3.26%, 05/22/30 (Call 05/22/29)(d)	USD	800	740,744
Sumitomo Mitsui Financial Group Inc.
0.51%, 01/12/24	USD	1,000	953,750
2.47%, 01/14/29	USD	800	709,456
Sumitomo Mitsui Trust Bank Ltd.
1.55%, 03/25/26(b)	USD	800	731,456
2.80%, 03/10/27(b)	USD	200	189,650

			9,600,791

Netherlands — 3.1%
ABN AMRO Bank NV, 2.47%, 12/13/29 (Call 12/13/28)(b)(d)	USD	1,600	1,408,640
Cooperatieve Rabobank U.A.
1.00%, 09/24/26 (Call 09/24/25)(b)(d)	USD	1,200	1,085,772
1.11%, 02/24/27 (Call 02/24/26)(b)(c)(d)	USD	1,725	1,539,890
ING Groep NV
1.40%, 07/01/26 (Call 07/01/25)(b)(d)	USD	405	369,947
4.63%, 01/06/26(b)	USD	2,800	2,828,700

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® USD Green Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Netherlands (continued)
Nederlandse Waterschapsbank NV, 2.38%, 03/24/26(b)	USD	400	$389,804

			7,622,753

Portugal — 0.4%
EDP Finance BV, 1.71%, 01/24/28(b)(c)	USD	1,200	1,035,936

Saudi Arabia — 0.7%
Saudi Electricity Global Sukuk Co. 5
1.74%, 09/17/25(a)	USD	600	565,320
2.41%, 09/17/30(a)	USD	1,200	1,097,184

			1,662,504

Singapore — 0.3%
Vena Energy Capital Pte Ltd., 3.13%, 02/26/25(a)	USD	800	769,200

South Africa — 0.1%
Amipeace Ltd., 1.75%, 11/09/26(a)	USD	200	184,854

South Korea — 3.6%
Hanwha Energy USA Holdings Corp., 2.38%, 07/30/22(a)	USD	250	249,628
Hyundai Capital Services Inc., 1.25%, 02/08/26(a)	USD	2,000	1,807,920
Hyundai Heavy Industries Co Ltd, 3.18%, 03/28/27(a)	USD	200	194,056
Kia Corp.
1.00%, 04/16/24(a)	USD	2,200	2,099,658
2.38%, 02/14/25(a)	USD	200	192,932
Korea Electric Power Corp.
1.13%, 06/15/25(a)	USD	2,000	1,862,980
2.50%, 06/24/24(a)	USD	275	271,576
Korea Hydro & Nuclear Power Co. Ltd., 3.75%, 07/25/23(a)	USD	300	303,048
LG Chem Ltd.
3.25%, 10/15/24(a)	USD	400	398,304
3.63%, 04/15/29(a)	USD	1,000	967,140
Mirae Asset Securities Co. Ltd., 1.38%, 07/07/24(a)	USD	500	474,295

			8,821,537

Sweden — 0.6%
Swedbank AB, 1.54%, 11/16/26(b)	USD	1,700	1,547,918

United Arab Emirates — 0.9%
MAF Sukuk Ltd.
3.93%, 02/28/30(a)	USD	200	196,036
4.64%, 05/14/29(a)	USD	1,800	1,836,576
Sweihan PV Power Co. PJSC, 3.63%, 01/31/49(a)	USD	200	175,566

			2,208,178

United Kingdom — 0.5%
Natwest Group PLC, 2.36%, 05/22/24 (Call 05/22/23)(d)	USD	1,200	1,185,180

United States — 40.5%
AES Corp. (The)
1.38%, 01/15/26 (Call 12/15/25)	USD	1,225	1,101,973
2.45%, 01/15/31 (Call 10/15/30)	USD	1,425	1,181,182
Alexandria Real Estate Equities Inc.
2.00%, 05/18/32 (Call 02/18/32)	USD	250	204,548
2.95%, 03/15/34 (Call 12/15/33)	USD	1,825	1,579,355
3.80%, 04/15/26 (Call 02/15/26)	USD	1,145	1,138,370
Amgen Inc., 3.00%, 02/22/29 (Call 12/22/28)	USD	40	37,522
Apple Inc.
2.85%, 02/23/23 (Call 12/23/22)(c)	USD	365	366,843
3.00%, 06/20/27 (Call 03/20/27)	USD	2,410	2,370,765
Arizona Public Service Co., 2.65%, 09/15/50 (Call 03/15/50)	USD	555	379,653
AvalonBay Communities Inc., 1.90%, 12/01/28 (Call 10/01/28)(c)	USD	1,500	1,325,205

Security	Par (000)		Value

United States (continued)
Avangrid Inc.
3.15%, 12/01/24 (Call 10/01/24)	USD	2,155	$2,127,287
3.20%, 04/15/25 (Call 03/15/25)	USD	420	413,209
3.80%, 06/01/29 (Call 03/01/29)	USD	900	873,297
Bank of America Corp., 2.46%, 10/22/25 (Call 10/22/24), (3 mo. LIBOR US + 0.870%)(d)	USD	2,775	2,673,657
Boston Properties LP
2.45%, 10/01/33 (Call 07/01/33)	USD	50	40,399
2.55%, 04/01/32 (Call 01/01/32)	USD	2,325	1,947,350
3.40%, 06/21/29 (Call 03/21/29)	USD	2,740	2,563,571
4.50%, 12/01/28 (Call 09/01/28)	USD	370	372,572
Citigroup Inc., 1.68%, 05/15/24 (Call 05/15/23), (SOFR + 1.667%)(d)	USD	4,350	4,287,229
Consolidated Edison Co. of New York Inc.
3.60%, 06/15/61 (Call 12/15/60)	USD	1,025	825,269
Series 20A, 3.35%, 04/01/30 (Call 01/01/30)	USD	950	897,797
Series 20B, 3.95%, 04/01/50 (Call 10/01/49)	USD	1,425	1,291,420
Dominion Energy Inc., Series C, 2.25%, 08/15/31 (Call 05/15/31)(c)	USD	1,505	1,267,360
DTE Electric Co.
3.95%, 03/01/49 (Call 09/01/48)	USD	220	203,630
Series A, 1.90%, 04/01/28 (Call 02/01/28)(c)	USD	250	224,843
Series A, 4.05%, 05/15/48 (Call 11/15/47)	USD	1,585	1,501,344
Series B, 3.25%, 04/01/51 (Call 10/01/50)	USD	125	103,494
Series B, 3.65%, 03/01/52 (Call 09/01/51)	USD	1,030	915,958
Duke Energy Carolinas LLC
3.35%, 05/15/22	USD	68	68,040
3.95%, 11/15/28 (Call 08/15/28)	USD	310	310,081
Duke Energy Florida LLC, 2.50%, 12/01/29 (Call 09/01/29)	USD	2,190	1,976,979
Duke Energy Progress LLC, 3.45%, 03/15/29 (Call 12/15/28)	USD	285	274,806
Duke Realty LP
1.75%, 02/01/31 (Call 11/01/30)	USD	255	209,702
2.25%, 01/15/32 (Call 10/15/31)	USD	1,500	1,262,715
2.88%, 11/15/29 (Call 08/15/29)	USD	285	261,696
Equinix Inc.
1.00%, 09/15/25 (Call 08/15/25)	USD	1,650	1,497,870
1.55%, 03/15/28 (Call 01/15/28)	USD	1,250	1,067,775
2.50%, 05/15/31 (Call 02/15/31)	USD	1,325	1,113,874
3.90%, 04/15/32 (Call 01/15/32)	USD	1,000	938,220
ERP Operating LP
1.85%, 08/01/31 (Call 05/01/31)	USD	1,300	1,095,471
4.15%, 12/01/28 (Call 09/01/28)	USD	195	194,899
Evergy Kansas Central Inc., 2.55%, 07/01/26 (Call 04/01/26)	USD	588	561,240
Federal Realty Investment Trust, 1.25%, 02/15/26 (Call 01/15/26)	USD	100	91,184
Fifth Third Bancorp., 1.71%, 11/01/27 (Call 11/01/26), (SOFR + 0.685%)(d)	USD	250	225,458
Georgia Power Co., 3.25%, 04/01/26 (Call 01/01/26)(c)	USD	1,125	1,103,119
Healthpeak Properties Inc.
1.35%, 02/01/27 (Call 01/01/27)	USD	1,500	1,346,160
2.13%, 12/01/28 (Call 10/01/28)	USD	320	283,514
Host Hotels & Resorts LP
Series H, 3.38%, 12/15/29 (Call 09/15/29)	USD	250	223,305
Series I, 3.50%, 09/15/30 (Call 06/15/30)	USD	2,100	1,879,437
Series J, 2.90%, 12/15/31 (Call 09/15/31)	USD	195	164,678
Interstate Power & Light Co.
3.50%, 09/30/49 (Call 03/30/49)(c)	USD	640	532,666
3.60%, 04/01/29 (Call 01/01/29)	USD	150	144,414

32	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® USD Green Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

United States (continued)
4.10%, 09/26/28 (Call 06/26/28)	USD	160	$160,771
JPMorgan Chase & Co.
0.65%, 09/16/24 (Call 09/16/23), (SOFR + 0.600%)(c)(d)	USD	1,600	1,547,456
0.77%, 08/09/25 (Call 08/09/24), (SOFR + 0.490%)(d)	USD	1,700	1,588,072
Kaiser Foundation Hospitals
3.15%, 05/01/27 (Call 02/01/27)	USD	195	189,540
Series 2021, 2.81%, 06/01/41 (Call 12/01/40)(c)	USD	2,025	1,619,858
Kilroy Realty LP
2.50%, 11/15/32 (Call 08/15/32)	USD	100	80,912
2.65%, 11/15/33 (Call 08/15/33)	USD	905	723,946
4.75%, 12/15/28 (Call 09/15/28)	USD	925	941,326
Kimco Realty Corp., 2.70%, 10/01/30 (Call 07/01/30)(c)	USD	760	676,848
Liberty Utilities Finance GP 1, 2.05%, 09/15/30 (Call 06/15/30)(b)	USD	890	744,111
Massachusetts Institute of Technology, 3.96%, 07/01/38	USD	596	607,729
Metropolitan Life Global Funding I, 0.95%, 07/02/25(b)	USD	2,150	1,987,288
MidAmerican Energy Co.
3.10%, 05/01/27 (Call 02/01/27)	USD	600	584,010
3.15%, 04/15/50 (Call 10/15/49)	USD	1,125	909,709
3.65%, 04/15/29 (Call 01/15/29)	USD	1,390	1,368,900
3.65%, 08/01/48 (Call 02/01/48)	USD	1,770	1,572,309
3.95%, 08/01/47 (Call 02/01/47)	USD	280	260,210
4.25%, 07/15/49 (Call 01/15/49)	USD	415	403,505
NextEra Energy Capital Holdings Inc., 1.90%, 06/15/28 (Call 04/15/28)	USD	2,265	1,999,315
Niagara Mohawk Power Corp., 1.96%, 06/27/30 (Call 03/27/30)(b)	USD	900	756,495
Norinchukin Bank (The), 2.08%, 09/22/31(b)	USD	200	169,844
Northern States Power Co./MN
2.60%, 06/01/51 (Call 12/01/50)(c)	USD	300	223,293
2.90%, 03/01/50 (Call 09/01/49)	USD	440	344,520
3.20%, 04/01/52 (Call 10/01/51)	USD	130	107,760
NSTAR Electric Co.
3.10%, 06/01/51 (Call 12/01/50)	USD	400	318,796
3.25%, 05/15/29 (Call 02/15/29)	USD	1,025	979,910
3.95%, 04/01/30 (Call 01/01/30)	USD	250	248,790
Pacific Life Global Funding II, 1.38%, 04/14/26(b)	USD	1,450	1,315,237
PacifiCorp., 2.90%, 06/15/52 (Call 12/15/51)	USD	2,300	1,759,132
Piedmont Operating Partnership LP, 3.15%, 08/15/30 (Call 05/15/30)(c)	USD	425	372,976
PNC Financial Services Group Inc. (The), 2.20%, 11/01/24 (Call 10/02/24)(c)	USD	1,050	1,024,726
Prologis LP, 1.25%, 10/15/30 (Call 07/15/30)	USD	1,230	996,804
Prudential Financial Inc., 1.50%, 03/10/26 (Call 02/10/26)	USD	50	46,481
Public Service Co. of Colorado
3.70%, 06/15/28 (Call 12/15/27)	USD	1,555	1,546,898
4.10%, 06/15/48 (Call 12/15/47)	USD	1,770	1,681,730
Series 34, 3.20%, 03/01/50 (Call 09/01/49)(c)	USD	300	247,362
Series 36, 2.70%, 01/15/51 (Call 07/15/50)	USD	175	130,321
Public Service Co. of Oklahoma
Series J, 2.20%, 08/15/31 (Call 05/15/31)	USD	325	273,852
Series K, 3.15%, 08/15/51 (Call 02/15/51)	USD	125	97,386
Rexford Industrial Realty LP, 2.15%, 09/01/31 (Call 06/01/31)	USD	725	594,007
Seattle Children’s Hospital, Series 2021, 2.72%, 10/01/50 (Call 10/01/49)(c)	USD	445	330,889
SK Battery America Inc., 2.13%, 01/26/26(a)	USD	1,400	1,275,386
Solar Star Funding LLC, 5.38%, 06/30/35(b)(c)	USD	1,238	1,327,024
Southern California Edison Co.
Series G, 2.50%, 06/01/31 (Call 03/01/31)	USD	650	557,330

Security	Par (000)		Value

United States (continued)
Series H, 3.65%, 06/01/51 (Call 12/01/50)	USD	600	$493,494
Southern Power Co., 4.15%, 12/01/25 (Call 09/01/25)	USD	290	293,341
Southwestern Electric Power Co., 3.25%, 11/01/51 (Call 05/01/51)	USD	1,450	1,106,437
Southwestern Public Service Co.
3.75%, 06/15/49 (Call 12/15/48)	USD	75	66,350
Series 8, 3.15%, 05/01/50 (Call 11/01/49)	USD	2,050	1,648,405
Toyota Motor Credit Corp., 2.15%, 02/13/30(c)	USD	1,295	1,145,855
Tucson Electric Power Co., 1.50%, 08/01/30 (Call 05/01/30)	USD	425	344,781
UDR Inc.
1.90%, 03/15/33 (Call 12/15/32)	USD	235	184,484
3.10%, 11/01/34 (Call 08/01/34)	USD	500	428,550
Union Electric Co., 2.63%, 03/15/51 (Call 09/15/50)	USD	875	639,415
Verizon Communications Inc.
1.50%, 09/18/30 (Call 06/18/30)	USD	2,080	1,689,917
2.85%, 09/03/41 (Call 03/03/41)	USD	1,400	1,095,528
3.88%, 02/08/29 (Call 11/08/28)(c)	USD	765	756,409
3.88%, 03/01/52 (Call 09/01/51)	USD	1,550	1,354,095
Vornado Realty LP
2.15%, 06/01/26 (Call 05/01/26)	USD	1,800	1,638,306
3.40%, 06/01/31 (Call 03/01/31)	USD	100	87,478
Welltower Inc.
2.70%, 02/15/27 (Call 12/15/26)(c)	USD	220	210,001
3.85%, 06/15/32 (Call 03/15/32)	USD	135	128,463
Wisconsin Power and Light Co., 1.95%, 09/16/31 (Call 06/16/31)	USD	575	480,959
Wisconsin Public Service Corp., 2.85%, 12/01/51 (Call 06/01/51)	USD	695	527,998
Xylem Inc./NY
1.95%, 01/30/28 (Call 11/30/27)	USD	375	338,381
2.25%, 01/30/31 (Call 10/30/30)(c)	USD	890	769,912

			99,163,728

Total Corporate Bonds & Notes — 75.9% (Cost: $201,007,297)			185,989,144

Foreign Government Obligations

Canada — 0.7%
CDP Financial Inc., 1.00%, 05/26/26(b)(c)	$	2,000	1,840,080

Chile — 1.9%
Chile Government International Bond
2.55%, 01/27/32 (Call 10/27/31)		2,460	2,139,216
3.50%, 01/25/50 (Call 07/25/49)(c)		3,305	2,623,179

			4,762,395

China — 0.8%
China Development Bank/Hong Kong, 0.63%, 09/09/24(a)		2,000	1,893,420

Hong Kong — 1.6%
Airport Authority, 1.75%, 01/12/27 (Call 12/12/26)(b)		200	185,838
Hong Kong Government International Bond
0.63%, 02/02/26(b)		200	183,086
1.38%, 02/02/31(b)		1,400	1,203,776
1.75%, 11/24/31(a)		1,700	1,493,722
2.38%, 02/02/51(b)		800	590,696
2.50%, 05/28/24(b)		200	198,342

			3,855,460

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® USD Green Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Indonesia — 1.8%
Perusahaan Penerbit SBSN Indonesia III
3.55%, 06/09/51(a)	$1,200	$1,002,108
3.75%, 03/01/23(a)	1,005	1,015,120
3.90%, 08/20/24(a)	2,280	2,325,942

		4,343,170

Japan — 0.3%
Japan Bank for International Cooperation, 1.63%, 01/20/27(c)	800	746,760

Netherlands — 0.4%
Nederlandse Financierings-Maatschappij voor Ontwikkelingslanden NV, 2.75%, 02/20/24(a)	1,000	999,140

Norway — 0.1%
Kommunalbanken AS, 2.13%, 02/11/25(b)	200	195,574

South Korea — 2.8%
Export-Import Bank of Korea
1.75%, 10/19/28 (Call 08/19/28)(a)	200	180,128
2.13%, 01/18/32	1,000	871,090
Incheon International Airport Corp., 1.25%, 05/04/26(a)	700	642,068
Korea Development Bank (The)
0.40%, 06/19/24	450	426,064
0.75%, 01/25/25(c)	2,000	1,873,400
Korea Electric Power Co., 1.13%, 09/24/26(a)	200	180,364
Korea International Bond, 2.00%, 06/19/24	2,700	2,646,324

		6,819,438

Supranational — 9.2%
Arab Petroleum Investments Corp., 1.48%, 10/06/26(b)	1,200	1,100,772
Asian Development Bank
1.75%, 08/14/26	900	854,334
1.88%, 08/10/22	275	275,498
2.13%, 03/19/25(c)	248	242,817
2.38%, 08/10/27	789	763,002
3.13%, 09/26/28	1,910	1,917,946
European Bank for Reconstruction & Development, 1.50%, 02/13/25	1,475	1,417,622
European Investment Bank
0.75%, 09/23/30(c)	1,171	978,207
1.63%, 10/09/29	1,274	1,156,091
1.63%, 05/13/31(c)	4,000	3,572,880
2.13%, 04/13/26	3,975	3,854,398
2.38%, 05/24/27	832	806,832
2.50%, 10/15/24(c)	795	788,235
2.88%, 06/13/25(b)	200	199,640
International Bank for Reconstruction & Development
2.13%, 03/03/25	200	195,780
3.13%, 11/20/25	2,080	2,090,192
International Finance Corp.
2.00%, 10/24/22	550	551,040
2.13%, 04/07/26	1,875	1,814,906

		22,580,192

Security	Par/ Shares (000)	Value

Sweden — 1.2%
Kommuninvest I Sverige AB
0.38%, 06/19/24(b)(c)	$2,000	$1,898,380
1.63%, 04/24/23(b)	1,000	993,850

		2,892,230

Total Foreign Government Obligations — 20.8% (Cost: $53,907,201)		50,927,859

Municipal Debt Obligations

United States — 0.3%
District of Columbia Water & Sewer Authority RB, 4.81%, 10/01/2114	550	559,006
University of Michigan RB, 3.50%, 04/01/52 (Call 10/01/51)	300	273,029

Total Municipal Debt Obligations — 0.3% (Cost: $922,732)		832,035

Short-Term Investments

Money Market Funds — 10.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.38%(e)(f)(g)	19,113	19,112,617
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.34%(e)(f)	5,930	5,930,000

		25,042,617

Total Short-Term Investments — 10.2% (Cost: $25,037,948)		25,042,617

Total Investments in Securities — 107.2% (Cost: $280,875,178)		262,791,655

Other Assets, Less Liabilities — (7.2)%		(17,653,714)

Net Assets — 100.0%		$245,137,941

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

34	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® USD Green Bond ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/22	Shares Held at 04/30/22 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$2,357,494	$16,750,950	(a)	$—	$(170)	$4,343	$19,112,617	19,113	$13,189	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	430,000	5,500,000	(a)	—	—	—	5,930,000	5,930	2,794		—

					$(170)	$4,343	$25,042,617		$15,983		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	1,320,000	USD	1,390,184	BNP	05/03/22	$2,350
USD	1,466,410	EUR	1,320,000	BNP	05/03/22	73,876

						76,226

USD	1,391,940	EUR	1,320,000	BNP	06/02/22	(2,352)

	Net unrealized appreciation					$73,874

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Foreign Currency Exchange Contracts

Assets — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts	$76,226

Liabilities — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange contracts	$2,352

For the period ended April 30, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Foreign Currency Exchange Contracts	Interest Rate Contracts	Total

Net Realized Gain (Loss) from:
Futures contracts	$—	$(166,409)	$(166,409)
Forward foreign currency exchange contracts	8,199,163	—	8,199,163

	$8,199,163	$(166,409)	$8,032,754

Net Change in Unrealized Appreciation (Depreciation) on:
Forward foreign currency exchange contracts	$294,914	$—	$294,914

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$138,939,742
Average amounts sold — in USD	$272,487,799

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® USD Green Bond ETF

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments - Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities

Derivative Financial Instruments:

Forward foreign currency exchange contracts	$76,226	$2,352

Total derivative assets and liabilities in the Statement of Assets and Liabilities	76,226	2,352

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	—	—

Total derivative assets and liabilities subject to an MNA	76,226	2,352

The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset	(a)	Non-Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets	(b)(c)
BNP Paribas SA	$76,226	$(2,352)		$—	$—	$73,874

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset	(a)	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities	(d)
BNP Paribas SA	$2,352	$(2,352)		$—	$—	$—

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Net amount represents the net amount receivable from the counterparty in the event of default.
(c)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(d)	Net amount represents the net amount payable due to the counterparty in the event of default.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Corporate Bonds & Notes	$—	$185,989,144	$—	$185,989,144
Foreign Government Obligations	—	50,927,859	—	50,927,859
Municipal Debt Obligations	—	832,035	—	832,035
Money Market Funds	25,042,617	—	—	25,042,617

	$25,042,617	$237,749,038	$—	$262,791,655

Derivative financial instruments(a)
Assets
Forward Foreign Currency Exchange Contracts	$—	$76,226	$—	$76,226
Liabilities
Forward Foreign Currency Exchange Contracts	—	(2,352)	—	(2,352)

	$—	$73,874	$—	$73,874

(a)

Derivative financial instruments are forward foreign currency exchange contracts. Forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

36	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities (unaudited)

April 30, 2022

	iShares 0-5 Year Investment Grade Corporate Bond ETF	iShares USD Green Bond ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$2,345,224,518	$237,749,038
Affiliated(c)	171,346,305	25,042,617
Cash	404,606	2,706
Foreign currency, at value(d)	—	1,423,196
Receivables:
Investments sold	22,228,826	1,649,521
Securities lending income — Affiliated	26,403	7,307
Capital shares sold	1,740,677	—
Dividends	800	1,510
Interest	17,614,089	1,591,864
Unrealized appreciation on:
Forward foreign currency exchange contracts	—	76,226

Total assets	2,558,586,224	267,543,985

LIABILITIES
Collateral on securities loaned, at value	168,323,991	19,107,560
Payables:
Investments purchased	18,130,010	3,279,719
Variation margin on futures contracts	—	29
Investment advisory fees	114,903	16,384
Unrealized depreciation on:
Forward foreign currency exchange contracts	—	2,352

Total liabilities	186,568,904	22,406,044

NET ASSETS	$2,372,017,320	$245,137,941

NET ASSETS CONSIST OF:
Paid-in capital	$2,490,048,608	$275,504,641
Accumulated loss	(118,031,288)	(30,366,700)

NET ASSETS	$2,372,017,320	$245,137,941

Shares outstanding	48,700,000	5,050,000

Net asset value	$48.71	$48.54

Shares authorized	Unlimited	Unlimited

Par value	None	None

(a) Securities loaned, at value	$163,051,960	$18,525,963
(b) Investments, at cost — Unaffiliated	$2,460,063,736	$255,837,230
(c) Investments, at cost — Affiliated	$171,324,060	$25,037,948
(d) Foreign currency, at cost	$—	$1,485,105

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	37

Statements of Operations (unaudited)

Six Months Ended April 30, 2022

	iShares 0-5 Year Investment Grade Corporate Bond ETF	iShares USD Green Bond ETF

INVESTMENT INCOME
Dividends — Affiliated	$10,012	$3,002
Interest — Unaffiliated	16,687,580	1,789,103
Securities lending income — Affiliated — net	106,884	12,981
Other income — Unaffiliated	920	—

Total investment income	16,805,396	1,805,086

EXPENSES
Investment advisory fees	721,825	271,549
Professional fees	217	113

Total expenses	722,042	271,662

Less:
Investment advisory fees waived	—	(59,910)

Total expenses after fees waived	722,042	211,752

Net investment income	16,083,354	1,593,334

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(1,178,410)	(18,860,539)
Investments — Affiliated	(38,561)	(170)
In-kind redemptions — Unaffiliated	(2,235,972)	—
Futures contracts	—	(166,409)
Forward foreign currency exchange contracts	—	8,199,163
Foreign currency transactions	—	(2,186,557)

Net realized loss	(3,452,943)	(13,014,512)

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	(119,720,682)	(16,339,015)
Investments — Affiliated	(16,967)	4,343
Forward foreign currency exchange contracts	—	294,914
Foreign currency translations	—	(66,233)

Net change in unrealized appreciation (depreciation)	(119,737,649)	(16,105,991)

Net realized and unrealized loss	(123,190,592)	(29,120,503)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(107,107,238)	$(27,527,169)

See notes to financial statements.

38	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

	iShares 0-5 Year Investment Grade Corporate Bond ETF		iShares USD Green Bond ETF
	Six Months Ended 04/30/22 (unaudited)	Year Ended 10/31/21	Six Months Ended 04/30/22 (unaudited)	Year Ended 10/31/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$16,083,354	$36,355,210	$1,593,334	$1,095,655
Net realized gain (loss)	(3,452,943)	16,889,454	(13,014,512)	3,894,405
Net change in unrealized appreciation (depreciation)	(119,737,649)	(45,284,155)	(16,105,991)	(9,384,301)

Net increase (decrease) in net assets resulting from operations	(107,107,238)	7,960,509	(27,527,169)	(4,394,241)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(20,610,801)	(38,988,629)	(2,515,783)	(384,864)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(22,160,318)	490,785,692	38,274,378	108,214,385

NET ASSETS
Total increase (decrease) in net assets	(149,878,357)	459,757,572	8,231,426	103,435,280
Beginning of period	2,521,895,677	2,062,138,105	236,906,515	133,471,235

End of period	$2,372,017,320	$2,521,895,677	$245,137,941	$236,906,515

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	39

Financial Highlights

(For a share outstanding throughout each period)

	iShares 0-5 Year Investment Grade Corporate Bond ETF

	Six Months Ended 04/30/22 (unaudited)		Year Ended 10/31/21	Year Ended 10/31/20	Year Ended 10/31/19	Year Ended 10/31/18	Year Ended 10/31/17

Net asset value, beginning of period	$51.36		$52.01	$51.17	$49.43	$50.49	$50.63

Net investment income(a)	0.33		0.80	1.27	1.48	1.27	1.02
Net realized and unrealized gain (loss)(b)	(2.55)		(0.57)	0.90	1.71	(1.18)	(0.18)

Net increase (decrease) from investment operations	(2.22)		0.23	2.17	3.19	0.09	0.84

Distributions(c)
From net investment income	(0.36)		(0.87)	(1.32)	(1.45)	(1.15)	(0.98)
From net realized gain	(0.07)		(0.01)	(0.01)	—	—	—

Total distributions	(0.43)		(0.88)	(1.33)	(1.45)	(1.15)	(0.98)

Net asset value, end of period	$48.71		$51.36	$52.01	$51.17	$49.43	$50.49

Total Return(d)
Based on net asset value	(4.37	)%(e)	0.44%	4.31%	6.55%	0.18%	1.68%

Ratios to Average Net Assets(f)
Total expenses	0.06	%(g)	0.06%	0.06%	0.06%	0.06%	0.07%

Net investment income	1.34	%(g)	1.54%	2.48%	2.95%	2.56%	2.02%

Supplemental Data
Net assets, end of period (000)	$2,372,017		$2,521,896	$2,062,138	$1,934,285	$1,418,761	$610,937

Portfolio turnover rate(h)	12	%(e)	23%	29%	20%	15%	20%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

40	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares USD Green Bond ETF
	Six Months Ended 04/30/22 (unaudited	)	Year Ended 10/31/21	Year Ended 10/31/20		Period From 11/13/18 to 10/31/19	(a)

Net asset value, beginning of period	$54.46		$55.61	$55.00		$50.00

Net investment income(b)	0.32		0.30	0.49		0.77
Net realized and unrealized gain (loss)(c)	(5.72)		(1.29)	2.10		5.19

Net increase (decrease) from investment operations	(5.40)		(0.99)	2.59		5.96

Distributions(d)
From net investment income	(0.52)		(0.16)	(1.64)		(0.96)
From net realized gain	—		—	(0.34)		—

Total distributions	(0.52)		(0.16)	(1.98)		(0.96)

Net asset value, end of period	$48.54		$54.46	$55.61		$55.00

Total Return(e)
Based on net asset value	(9.98	)%(f)	(1.82)%	4.89	%(g)	11.99	%(f)

Ratios to Average Net Assets(h)
Total expenses	0.21	%(i)	0.25%	0.25%		0.25	%(i)

Total expenses after fees waived	0.17	%(i)	0.20%	0.20%		0.20	%(i)

Net investment income	1.24	%(i)	0.55%	0.90%		1.51	%(i)

Supplemental Data
Net assets, end of period (000)	$245,138		$236,907	$133,471		$33,001

Portfolio turnover rate(j)	94	%(f)	24%	16%		21	%(f)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(h)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)	Annualized.
(j)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	41

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):

iShares ETF	Diversification Classification
0-5 Year Investment Grade Corporate Bond	Diversified
USD Green Bond(a)	Diversified	(b)

(a)	Formerly the iShares Global Green Bond ETF.
(b)	The Fund’s classification changed from non-diversified to diversified during the reporting period.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.

Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Segregation and Collateralization: In cases where a Fund enters into certain investments (e.g.,forward foreign currency exchange contracts) that would be treated as “senior securities” for 1940 Act purposes, a Fund may segregate or designate on its books and record cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

42	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.
•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
•	Forward foreign currency exchange contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange (“NYSE”). Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

N O T E S T O F I N A N C I A L S T A T E M E N T S	43

Notes to Financial Statements (unaudited) (continued)

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount
0-5 Year Investment Grade Corporate Bond
Barclays Bank PLC	$11,164,831	$11,164,831		$—	$—
BNP Paribas SA	13,125,991	13,125,991		—	—
BofA Securities, Inc.	12,112,424	12,112,424		—	—
Citigroup Global Markets, Inc.	2,600,831	2,600,831		—	—
Credit Suisse Securities (USA) LLC	7,686,387	7,686,387		—	—
Deutsche Bank Securities, Inc.	14,219,635	14,219,635		—	—
Goldman Sachs & Co. LLC	22,655,350	22,655,350		—	—
HSBC Securities (USA), Inc.	1,966,819	1,966,819		—	—
J.P. Morgan Securities LLC	51,531,451	51,531,451		—	—
Jefferies LLC	1,500,468	1,500,468		—	—
Morgan Stanley	14,594,866	14,594,866		—	—
National Financial Services LLC	145,257	145,257		—	—
Nomura Securities International, Inc.	641,105	641,105		—	—
Pershing LLC	2,429,343	2,429,343		—	—
Scotia Capital (USA), Inc.	1,143,929	1,143,929		—	—
State Street Bank & Trust Co.	928,246	928,246		—	—
Toronto-Dominion Bank	2,304,947	2,304,947		—	—
Wells Fargo Securities LLC	2,300,080	2,300,080		—	—

	$163,051,960	$163,051,960		$—	$—

44	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount
USD Green Bond
Barclays Capital, Inc.	$2,326,346	$2,326,346		$—	$—
BMO Capital Markets Corp.	100,505	100,505		—	—
BofA Securities, Inc.	3,287,475	3,287,475		—	—
Citigroup Global Markets, Inc.	922,904	922,904		—	—
Credit Suisse Securities (USA) LLC	1,524,491	1,524,491		—	—
J.P. Morgan Securities LLC	3,344,709	3,344,709		—	—
Morgan Stanley	241,073	241,073		—	—
RBC Capital Markets LLC	243,979	243,979		—	—
Scotia Capital (USA), Inc.	1,631,031	1,631,031		—	—
State Street Bank & Trust Co.	762,214	762,214		—	—
Toronto-Dominion Bank	4,141,236	4,141,236		—	—

	$18,525,963	$18,525,963		$—	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

Forward Foreign Currency Exchange Contracts: Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).

A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Funds are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded over-the-counter (“OTC”) and not on an organized exchange.

The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Statements of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statements of Assets and Liabilities. A Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.

Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the

N O T E S T O F I N A N C I A L S T A T E M E N T S	45

Notes to Financial Statements (unaudited) (continued)

counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement, and comparing that amount to the value of any collateral currently pledged by a Fund and the counterparty.

Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparty are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
0-5 Year Investment Grade Corporate Bond	0.06%
USD Green Bond	0.20

Effective December 15, 2021, for its investment advisory services to the iShares USD Green Bond ETF, BFA is entitled to an annual investment advisory fee of 0.20%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund. Prior to December 15, 2021, BFA was entitled to an annual investment advisory fee of 0.25%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund.

Expense Waivers: The total of the investment advisory fee and any fund other expenses are a fund’s total annual operating expenses. For the iShares USD Green Bond ETF, BFA had contractually agreed to waive a portion of its investment advisory fee through March 1, 2022 in order to limit the Fund’s total annual operating expenses after fee waiver to 0.20% of average daily net assets. The contractual waiver was discontinued on December 15, 2021.

This amount is included in investment advisory fees waived in the Statements of Operations. For the six months ended April 30, 2022, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:

iShares ETF	Amounts waived
USD Green Bond	$ 15,224

BFA may from time to time voluntarily waive and/or reimburse fees or expenses in order to limit total annual fund operating expenses (excluding acquired fund fees and expenses, if any). Effective March 8, 2022, for the iShares USD Green Bond ETF, BFA has elected to implement a voluntary fee waiver at an annual rate of 0.12% and currently intends to keep such voluntary fee waiver for the Fund in place for a one-year period through March 8, 2023. Any voluntary waiver or reimbursement implemented by BFA may be eliminated by BFA at any time.

This amount is included in investment advisory fees waived in the Statements of Operations. For the six months ended April 30, 2022, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:

iShares ETF	Amounts waived
USD Green Bond	$ 44,686

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Notes to Financial Statements (unaudited) (continued)

Sub-Adviser: BFA has entered into separate sub-advisory agreements with BlackRock International Limited and BlackRock (Singapore) Limited (together the “Sub-Advisers”), both affiliates of BFA, under which BFA pays each of the Sub-Advisers for services it provides to the iShares USD Green Bond ETF. Effective March 4, 2022, the sub-advisory agreement between BFA and BlackRock (Singapore) Limited was terminated.

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended April 30, 2022, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC

0-5 Year Investment Grade Corporate Bond	$ 45,214
USD Green Bond	3,998

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended April 30, 2022, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
0-5 Year Investment Grade Corporate Bond	$ 13,114,090	$ 1,408,929	$ (22,051)
USD Green Bond	196,063	128,620	(74,076)

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

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Notes to Financial Statements (unaudited) (continued)

7.	PURCHASES AND SALES

For the six months ended April 30, 2022, purchases and sales of investments, excluding short-term investments and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales
0-5 Year Investment Grade Corporate Bond	$308,587,590	$295,967,214
USD Green Bond	234,174,724	232,479,460

For the six months ended April 30, 2022, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
0-5 Year Investment Grade Corporate Bond	$375,021,430	$393,179,064
USD Green Bond	37,980,898	—

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2022, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of October 31, 2021, the iShares USD Green Bond ETF had non-expiring capital loss carryforwards available to offset future realized capital gains of $493,646.

As of April 30, 2022, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
0-5 Year Investment Grade Corporate Bond	$2,633,445,418	$1,795,765	$(118,670,360)	$ (116,874,595)
USD Green Bond	281,116,341	109,466	(18,360,278)	(18,250,812)

9.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.

Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits

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Notes to Financial Statements (unaudited) (continued)

supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.

An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. Although vaccines have been developed and approved for use by various governments, the duration of this pandemic and its effects cannot be determined with certainty.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

Certain Funds invest a significant portion of their assets in issuers located in a single country or a limited number of countries. When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedule of Investments.

Certain Funds invest a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Funds’ investments.

Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.

Certain Funds invest a significant portion of their assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.

The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Funds may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a Fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates ceased to be published or no longer are representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR

N O T E S T O F I N A N C I A L S T A T E M E N T S	49

Notes to Financial Statements (unaudited) (continued)

rates will continue to be published through June 2023 in order to assist with the transition. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

10.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 04/30/22		Year Ended 10/31/21
iShares ETF	Shares	Amount	Shares	Amount

0-5 Year Investment Grade Corporate Bond
Shares sold	7,700,000	$384,839,239	20,500,000	$1,062,825,693
Shares redeemed	(8,100,000)	(406,999,557)	(11,050,000)	(572,040,001)

Net increase (decrease)	(400,000)	$(22,160,318)	9,450,000	$490,785,692

USD Green Bond
Shares sold	700,000	$38,274,378	1,950,000	$108,214,385

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.

11.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

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Statement Regarding Liquidity Risk Management Program (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares 0-5 Year Investment Grade Corporate Bond ETF and iShares USD Green Bond ETF (the “Funds” or “ETFs”), each a series of the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.

The Board of Trustees (the “Board”) of the Trust, on behalf of the Funds, met on December 9, 2021 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2020 through September 30, 2021 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish each Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays and the imposition of capital controls in certain non-U.S. countries.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing each Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure, with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size (“RATS”). The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. While the ETFs generally do not engage in borrowing, certain of the ETFs have the flexibility to draw on a line of credit to meet redemption requests or facilitate settlements.

d)

The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs and reviewed any persistent deviations from long-term averages.

e)

The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.

As part of BlackRock’s continuous review of the effectiveness of the Program, the Committee made the following material changes to the Program: (1) updates to certain model components in the Program’s methodology; and (2) certain iShares Funds entered into a $800 million credit agreement with a group of lenders that replaced a previous liquidity facility. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

S T A T E M E N T R E G A R D I N G L I Q U I D I T Y R I S K M A N A G E M E N T P R O G R A M	51

Supplemental Information (unaudited)

Regulation Regarding Derivatives

On October 28, 2020, the Securities and Exchange Commission (the “SEC”) adopted regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). The Funds will be required to implement and comply with Rule 18f-4 by August 19, 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

April 30, 2022

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
0-5 Year Investment Grade Corporate Bond(a)	$0.354908	$0.069093	$0.001245	$0.425246	83%	16%	1%	100%
USD Green Bond	0.523330	—	—	0.523330	100	—	—	100

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

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General Information

Electronic Delivery

Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

G E N E R A L I N F O R M A T I O N	53

Glossary of Terms Used in this Report

Portfolio Abbreviations - Fixed Income

CMT	Constant Maturity Treasury

LIBOR	London Interbank Offered Rate

PJSC	Public Joint Stock Company

RB	Revenue Bond

SOFR	Secured Overnight Financing Rate

Currency Abbreviations

EUR	Euro

USD	United States Dollar

Counterparty Abbreviations

BNP	BNP Paribas SA

54	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

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This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

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©2022 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-1021-0422

APRIL 30, 2022

2022 Semi-Annual Report (Unaudited)

iShares Trust

•	iShares CMBS ETF | CMBS | NYSE Arca
•	iShares GNMA Bond ETF | GNMA | NASDAQ
•	iShares Treasury Floating Rate Bond ETF | TFLO | NYSE Arca
•	iShares U.S. Treasury Bond ETF | GOVT | Cboe BZX

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of April 30, 2022 saw the emergence of significant challenges that disrupted the economic recovery and strong financial markets which characterized 2021. The U.S. economy shrank in the first quarter of 2022, ending the run of robust growth which followed reopening and the development of the COVID-19 vaccines. Rapid changes in consumer spending led to supply constraints and elevated inflation, which reached a 40-year high. Moreover, while the foremost effect of Russia’s invasion of Ukraine has been a severe humanitarian crisis, the invasion has presented challenges for both investors and policymakers.

Equity prices were mixed but mostly down, as persistently high inflation drove investors’ expectations for higher interest rates, particularly weighing on relatively high valuation growth stocks and economically sensitive small-capitalization stocks. Overall, small-capitalization U.S. stocks declined, while large-capitalization U.S. stocks were nearly flat. Both emerging market stocks and international equities from developed markets fell significantly, pressured by rising interest rates and a strengthening U.S. dollar.

The 10-year U.S. Treasury yield (which is inversely related to bond prices) rose during the reporting period as increasing inflation drove investors’ expectations for higher interest rates. The corporate bond market also faced inflationary headwinds, and increasing uncertainty led to higher corporate bond spreads (the difference in yield between U.S. Treasuries and similarly-dated corporate bonds).

The U.S. Federal Reserve (the “Fed”), acknowledging that inflation is growing faster than expected, raised interest rates in March 2022, the first increase of this business cycle. Furthermore, the Fed wound down its bond-buying programs and raised the prospect of reversing the flow and reducing its balance sheet. Continued high inflation and the Fed’s new tone led many analysts to anticipate that the Fed will continue to raise interest rates multiple times throughout the year.

Looking ahead, however, the horrific war in Ukraine has significantly clouded the outlook for the global economy, leading to major volatility in energy and metal markets. Sanctions on Russia, Europe’s top energy supplier, and general wartime disruption are likely to drive already-high commodity prices even higher. We believe sharp increases in energy prices will exacerbate inflationary pressure while also constraining economic growth. Combating inflation without stifling a recovery, while buffering against ongoing supply and price shocks amid the ebb and flow of the pandemic, will be an especially challenging environment for setting effective monetary policy. Despite the likelihood of more rate increases on the horizon, we believe the Fed will err on the side of protecting employment, even at the expense of higher inflation.

In this environment, we favor an overweight to equities, as valuations have become more attractive and inflation-adjusted interest rates remain low. Sectors that are better poised to manage the transition to a lower-carbon world, such as technology and healthcare, are particularly attractive in the long term. We favor U.S. equities due to strong earnings momentum, while Japanese equities should benefit from supportive monetary and fiscal policy. We are underweight credit overall, but inflation-protected U.S. Treasuries, Asian fixed income, and emerging market local-currency bonds offer potential opportunities for additional yield. We believe that international diversification and a focus on sustainability and quality can help provide portfolio resilience.

Overall, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of April 30, 2022
	6-Month	12-Month
U.S. large cap equities (S&P 500® Index)	(9.65)%	0.21%
U.S. small cap equities (Russell 2000® Index)	(18.38)	(16.87)
International equities (MSCI Europe, Australasia, Far East Index)	(11.80)	(8.15)
Emerging market equities (MSCI Emerging Markets Index)	(14.15)	(18.33)
3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.07	0.08
U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(10.29)	(8.86)
U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	(9.47)	(8.51)
Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	(7.90)	(7.88)
U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	(7.40)	(5.22)
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Fund Summary as of April 30, 2022	iShares® CMBS ETF

Investment Objective

The iShares CMBS ETF (the “Fund”) seeks to track the investment results of an index composed of investment-grade commercial mortgage-backed securities, as represented by the Bloomberg U.S. CMBS (ERISA Only) Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(8.16)%	(7.84)%	1.53%	2.14%	(7.84)%	7.88%	23.54%
Fund Market	(7.87)	(7.69)	1.61	2.14	(7.69)	8.31	23.57
Index	(8.00)	(7.54)	1.80	2.45	(7.54)	9.33	27.33

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (11/01/21)	Ending Account Value (04/30/22)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/21)	Ending Account Value (04/30/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$918.40	$1.19		$1,000.00	$1,023.60	$1.25		0.25%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Rating*	Percent of Total Investments	(a)
Aaa	70.6%
Aa	4.0
A	0.7
Baa	0.1
Not Rated	24.6

ALLOCATION BY MATURITY

Maturity	Percent of Total Investments	(a)
1-5 Years	12.6%
5-10 Years	30.7
10-15 Years	2.0
20-25 Years	5.0
25-30 Years	30.9
30-35 Years	12.4
35-40 Years	4.4
More than 40 Years	2.0

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

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Fund Summary as of April 30, 2022	iShares® GNMA Bond ETF

Investment Objective

The iShares GNMA Bond ETF (the “Fund”) seeks to track the investment results of an index composed of mortgage-backed pass-through securities guaranteed by the Government National Mortgage Association (GNMA or Ginnie Mae), as represented by the Bloomberg U.S. GNMA Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(7.34)%	(8.15)%	0.32%	0.84%	(8.15)%	1.60%	8.71%
Fund Market	(7.31)	(8.18)	0.32	0.79	(8.18)	1.59	8.22
Index	(7.37)	(8.01)	0.48	1.11	(8.01)	2.44	11.71

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (11/01/21)	Ending Account Value (04/30/22)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/21)	Ending Account Value (04/30/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$926.60	$0.43		$1,000.00	$1,024.30	$0.45		0.09%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” for more information.

Portfolio Information

ALLOCATION BY MATURITY

Maturity	Percent of Total Investments	(a)
5-10 Years	0.2%
10-15 Years	0.5
15-20 Years	0.2
20-25 Years	14.4
25-30 Years	78.4
30-35 Years	6.3

FIVE LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Government National Mortgage Association, 2.00%, 12/20/51	17.3%
Government National Mortgage Association, 2.50%, 08/20/51	6.3
Government National Mortgage Association, 2.50%, 07/20/51	5.5
Government National Mortgage Association, 2.00%, 02/20/51	4.6
Government National Mortgage Association, 3.00%, 07/20/50	3.5

(a)	Excludes money market funds.

F U N D S U M M A R Y	5

Fund Summary as of April 30, 2022	iShares® Treasury Floating Rate Bond ETF

Investment Objective

The iShares Treasury Floating Rate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury floating rate bonds, as represented by the Bloomberg U.S. Treasury Floating Rate Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	0.24%	0.20%	1.05%	0.74%	0.20%	5.38%	6.25%
Fund Market	0.39	0.35	1.08	0.76	0.35	5.53	6.41
Index	0.32	0.36	1.19	0.85	0.36	6.08	7.19

The inception date of the Fund was 2/3/14. The first day of secondary market trading was 2/4/14.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (11/01/21)	Ending Account Value (04/30/22)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/21)	Ending Account Value (04/30/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,002.40	$0.74		$1,000.00	$1,024.10	$0.75		0.15%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” for more information.

Portfolio Information

ALLOCATION BY MATURITY

Maturity	Percent of Total Investments	(a)
0-1 Year	68.1%
1-2 Years	31.9

FIVE LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
U.S. Treasury Floating Rate Note, 0.95%, 10/31/22	42.5%
U.S. Treasury Floating Rate Note, 0.92%, 07/31/23	21.1
U.S. Treasury Floating Rate Note, 0.94%, 01/31/23	16.5
U.S. Treasury Floating Rate Note, 0.93%, 04/30/23	9.1
U.S. Treasury Floating Rate Note, 0.82%, 04/30/24	8.2

(a)	Excludes money market funds.

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Fund Summary as of April 30, 2022	iShares® U.S. Treasury Bond ETF

Investment Objective

The iShares U.S. Treasury Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury bonds, as represented by the ICE U.S. Treasury Core Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(8.33)%	(7.47)%	0.86%	1.11%	(7.47)%	4.38%	11.70%
Fund Market	(8.35)	(7.44)	0.87	1.12	(7.44)	4.44	11.80
Index	(8.24)	(7.33)	0.99	1.22	(7.33)	5.03	12.85

On 3/1/2021 the Fund began to track the 4pm pricing variant of the ICE U.S. Treasury Core Bond Index. Index data on and after 3/1/2021 is for the 4pm pricing variant of the ICE U.S. Treasury Core Bond Index. Historical index data from 7/1/2016 through 2/28/2021 is for the 3pm pricing variant of the ICE U.S. Treasury Core Bond Index. Historical index data prior to 7/1/2016 is for the Barclays U.S. Treasury Bond Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (11/01/21)	Ending Account Value (04/30/22)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/21)	Ending Account Value (04/30/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$916.70	$0.24		$1,000.00	$1,024.50	$0.25		0.05%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” for more information.

Portfolio Information

ALLOCATION BY MATURITY

Maturity	Percent of Total Investments	(a)
0-1 Year	1.4%
1-5 Years	51.8
5-10 Years	26.8
10-15 Years	0.2
15-20 Years	1.4
More than 20 Years	18.4

FIVE LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
U.S. Treasury Note/Bond, 0.25%, 05/15/24	6.3%
U.S. Treasury Note/Bond, 3.75%, 11/15/43	5.6
U.S. Treasury Note/Bond, 3.13%, 11/15/28	5.3
U.S. Treasury Note/Bond, 1.88%, 02/15/51	4.4
U.S. Treasury Note/Bond, 2.38%, 08/15/24	3.5

(a)	Excludes money market funds.

F U N D S U M M A R Y	7

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2) ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.

The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in a Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

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Schedule of Investments (unaudited) April 30, 2022	iShares® CMBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Collaterized Mortgage Obligations

Mortgage-Backed Securities — 69.3%
Banc of America Commercial Mortgage Trust
Series 2016-UB10, Class A4, 3.17%, 07/15/49 (Call 04/15/26)	$800	$780,002
Series 2016-UB10, Class B, 3.79%, 07/15/49 (Call 05/15/26)	250	240,614
Series 2017-BNK3, Class A3, 3.31%, 02/15/50 (Call 11/15/26)	1,351	1,318,043
Series 2017-BNK3, Class A4, 3.57%, 02/15/50 (Call 01/15/27)	1,000	986,045
Series 2017-BNK3, Class B, 3.88%, 02/15/50 (Call 01/15/27)(a)	830	805,202
Bank
Series 2019-BN21, Class A5, 2.85%, 10/17/52 (Call 09/15/29)	1,500	1,393,433
Series 2020, Class A5, 2.65%, 01/15/63 (Call 01/15/30)	1,000	912,634
BANK
BANK 2018-BN15, Class A3, 4.14%, 11/15/61 (Call 09/15/28)	2,500	2,511,730
BANK 2020-BN30, Class ABS, 1.67%, 12/15/53	240	210,594
BANK 2021-BN31, Class ASB, 1.74%, 02/15/54 (Call 03/15/30)	1,000	893,668
BANK 2022-BNK40, Class A4, 3.51%, 03/15/64 (Call 02/15/32)(a)	1,000	957,778
BANK 2022-BNK40, Class AS, 3.51%, 03/15/64 (Call 03/15/32)(a)	1,000	935,919
Series 2017, Class A5, 3.44%, 09/15/60 (Call 09/15/27)	220	214,725
Series 2017-BNK4, Class AS, 3.78%, 05/15/50 (Call 03/15/27)	1,500	1,463,541
Series 2017-BNK4, Class ASB, 3.42%, 05/15/50 (Call 10/15/26)	290	287,050
Series 2017-BNK4, Class C, 4.37%, 05/15/50 (Call 03/15/27)(a)	485	462,120
Series 2017-BNK5, Class A4, 3.13%, 06/15/60 (Call 05/15/27)	1,960	1,887,916
Series 2017-BNK7, Class B, 3.95%, 09/15/60 (Call 09/15/27)	550	530,523
Series 2017-BNK8, Class A3, 3.23%, 11/15/50 (Call 10/15/27)	1,000	963,782
Series 2017-BNK8, Class AS, 3.73%, 11/15/50 (Call 11/15/27)	1,000	974,981
Series 2018-BN10, Class A5, 3.69%, 02/15/61 (Call 01/15/28)	1,500	1,479,757
Series 2018-BN10, Class C, 4.16%, 02/15/61 (Call 02/15/28)(a)	800	758,249
Series 2018-BN14, Class A3, 3.97%, 09/15/60 (Call 07/15/28)	600	596,355
Series 2018-BN14, Class AS, 4.48%, 09/15/60 (Call 09/15/28)(a)	500	501,695
Series 2018-BN14, Class B, 4.58%, 09/15/60 (Call 09/15/28)(a)	750	748,798
Series 2019-BN16, Class AS, 4.27%, 02/15/52 (Call 01/15/29)	262	261,124
Series 2019-BN18, Class A2, 3.47%, 05/15/62 (Call 05/15/24)	830	823,317
Series 2019-BN19, Class A3, 2.93%, 08/15/61 (Call 05/15/29)	3,000	2,817,006
Series 2019-BN19, Class A3, 3.18%, 08/15/61 (Call 07/15/29)	497	472,088

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series 2019-BN20, Class A2, 2.76%, 09/15/62 (Call 08/15/29)	$500	$461,594
Series 2019-BN20, Class A3, 3.01%, 09/15/62 (Call 08/15/29)	1,000	938,225
Series 2019-BN20, Class B, 3.40%, 09/15/62 (Call 09/15/29)(a)	1,000	923,065
Series 2019-BN21, Class A4, 2.60%, 10/17/52 (Call 08/15/29)	2,000	1,821,608
Series 2019-BN21, Class B, 3.21%, 10/17/52 (Call 10/15/29)(a)	1,000	912,964
Series 2019-BN22, Class A3, 2.73%, 11/15/62 (Call 09/15/29)	1,000	917,691
Series 2019-BN22, Class A4, 2.98%, 11/15/62 (Call 10/15/29)	820	766,814
Series 2019-BN24, Class ASB, 2.93%, 11/15/62 (Call 03/15/29)	1,000	956,012
Series 2019-BNK16, Class A4, 4.01%, 02/15/52 (Call 01/15/29)	2,100	2,101,860
Series 2020-BN25, Class A3, 2.39%, 01/15/63 (Call 01/15/27)	1,000	933,184
Series 2020-BN26, Class B, 2.91%, 03/15/63 (Call 03/15/30)(a)	250	221,412
Series 2020-BN27, Class AS, 2.55%, 04/15/63 (Call 03/15/30)	1,000	880,437
Series 2020-BN28, Class A4, 1.84%, 03/15/63 (Call 09/15/30)	500	424,794
Series 2020-BN29, Class C, 3.03%, 11/15/53 (Call 12/15/30)(a)	520	450,876
Series 2021-BN32, Class AS, 2.64%, 04/15/54	2,075	1,871,951
Series 2021-BN34, Class A5, 2.44%, 06/15/63 (Call 06/15/31)	244	215,834
Series 2021-BN35, Class B, 2.53%, 06/15/64 (Call 07/15/31)	1,000	838,286
Series2017-BNK4, Class A4, 3.63%, 05/15/50 (Call 03/15/27)	1,000	987,227
Serise BN23, Class C, 3.51%, 12/15/52 (Call 12/15/29)(a)	500	441,808
BANK 2021-BNK34, BANK 2021-BN34, Class AS, 2.57%, 06/15/63 (Call 06/15/31)	500	441,161
Barclays Commercial Mortgage Trust
Series 2019-C3, Class A4, 3.58%, 05/15/52 (Call 04/15/29)	2,746	2,670,432
Series 2019-C4, Class A5, 2.92%, 08/15/52 (Call 07/15/29)	2,000	1,861,718
Series 2019-C5, Class A2, 3.04%, 11/15/52 (Call 10/15/24)	678	667,077
Series 2019-C5, Class A4, 3.06%, 11/15/52 (Call 10/15/29)	1,000	937,976
BBCMS Mortgage Trust
BBCMS 2020-C7, Class AS, 2.44%, 04/15/53 (Call 03/15/30)	300	262,997
BBCMS 2021-C11, Class A5, 2.32%, 09/15/54	2,500	2,188,759
BBCMS 2021-C11, Class AS, 2.54%, 09/15/54	1,000	870,366
BBCMS 2021-C12, Class A4, 2.42%, 11/15/54	2,000	1,771,349
BBCMS 2021-C12, Class C, 3.21%, 11/15/54(a)	1,500	1,278,521
BBCMS 2022-C14, Class AS, 3.35%, 02/15/55	250	232,657
BBCMS 2022-C15, Class A5, 3.66%, 04/15/55 (Call 03/15/32)(a)	640	623,864
Series 2017-C1, Class A4, 3.67%, 02/15/50 (Call 02/15/27)	2,000	1,975,601
Series 2018-C2, Class A5, 4.31%, 12/15/51 (Call 12/15/28)	2,250	2,285,330
Series 2018-C2, Class C, 4.97%, 12/15/51 (Call 12/15/28)(a)	250	240,017
Series 2020-C6, Class A4, 2.64%, 02/15/53 (Call 01/15/30)	1,500	1,368,187
Series 2020-C8, Class A5, 2.04%, 10/15/53 (Call 10/15/30)	1,000	863,424

S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® CMBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
BBCMS Trust
BBCMS 2021-C10, Class C, 2.84%, 07/15/54 (Call 06/15/31)	$500	$415,045
Series 2021-C10, Class A5, 2.49%, 07/15/54 (Call 06/15/31)	3,000	2,673,429
Series 2021-C10, Class AS, 2.68%, 07/15/54 (Call 06/15/31)	1,000	886,151
Series 2021-C10, Class B, 2.49%, 07/15/54 (Call 06/15/31)	1,000	845,371
Benchmark Mortgage Trust
BMARK 2020-B18 AM, Class AM, 2.34%, 07/15/53 (Call 07/11/30)	430	371,677
BMARK 2021-B27, Class A2, 2.02%, 07/15/54 (Call 07/15/26)	1,000	933,313
BMARK 2021-B27, Class A5, 2.39%, 07/15/54 (Call 06/15/31)	1,000	878,611
BMARK 2021-B27, Class AS, 2.51%, 07/15/54 (Call 06/15/31)	500	435,166
BMARK 2021-B29, Class A2, 2.02%, 09/15/54 (Call 09/15/26)	1,740	1,614,383
BMARK 2022-B32, Class A5, 3.00%, 01/15/55(a)	2,000	1,844,916
BMARK 2022-B34, Class A5, 3.79%, 04/15/55 (Call 03/15/32)	1,500	1,477,641
Series 2018-B1, Class A5, 3.67%, 01/15/51 (Call 12/15/27)(a)	1,000	986,941
Series 2018-B1, Class AM, 3.88%, 01/15/51 (Call 12/15/27)(a)	500	491,436
Series 2018-B2, Class A4, 3.61%, 02/15/51 (Call 11/15/27)	1,350	1,325,565
Series 2018-B2, Class A5, 3.88%, 02/15/51 (Call 01/15/28)(a)	1,750	1,744,977
Series 2018-B2, Class AS, 4.08%, 02/15/51 (Call 01/15/28)(a)	1,000	988,314
Series 2018-B2, Class C, 4.20%, 02/15/51 (Call 02/15/28)(a)	500	480,419
Series 2018-B3, Class A5, 4.03%, 04/10/51 (Call 02/10/28)	1,000	1,004,204
Series 2018-B4, Class A2, 3.98%, 07/15/51	430	431,905
Series 2018-B4, Class A5, 4.12%, 07/15/51(a)	2,023	2,040,969
Series 2018-B4, Class ASB, 4.06%, 07/15/51(a)	464	464,650
Series 2018-B4, Class C, 4.55%, 07/15/51(a)	400	374,958
Series 2018-B5, Class AS, 4.42%, 07/15/51 (Call 07/15/28)	1,000	1,009,077
Series 2018-B5, Class B, 4.57%, 07/15/51 (Call 07/15/28)	500	493,160
Series 2018-B7, Class A4, 4.51%, 05/15/53 (Call 10/15/28)(a)	1,000	1,030,542
Series 2018-B7, Class B, 4.86%, 05/15/53 (Call 11/15/28)(a)	400	407,318
Series 2018-B8, Class A4, 3.96%, 01/15/52 (Call 07/15/28)	2,000	1,990,565
Series 2018-B8, Class A5, 4.23%, 01/15/52 (Call 12/15/28)	1,000	1,014,913
Series 2018-B8, Class AS, 4.53%, 01/15/52 (Call 12/15/28)(a)	1,563	1,585,996
Series 2019-B10, Class AM, 3.98%, 03/15/62	600	587,555
Series 2019-B11, Class A5, 3.54%, 05/15/52 (Call 05/15/29)	1,000	974,433
Series 2019-B11, Class AS, 3.78%, 05/15/52 (Call 05/15/29)	500	480,747
Series 2019-B11, Class B, 3.96%, 05/15/52 (Call 05/15/29)(a)	500	474,811
Series 2019-B13, Class AM, 3.18%, 08/15/57 (Call 10/15/29)	1,000	932,473
Series 2019-B13, Class C, 3.84%, 08/15/57 (Call 10/15/29)(a)	500	459,960
Series 2019-B14, Class A5, 3.05%, 12/15/62 (Call 11/15/29)	500	470,189

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series 2019-B9, Class A5, 4.02%, 03/15/52 (Call 01/15/29)	$1,000	$1,002,760
Series 2019-B9, Class C, 4.97%, 03/15/52 (Call 01/15/29)(a)	250	246,865
Series 2020-B16, Class A5, 2.73%, 02/15/53 (Call 01/15/30)	1,990	1,828,801
Series 2020-B16, Class AM, 2.94%, 02/15/53 (Call 01/15/30)(a)	1,000	907,665
Series 2020-B17, Class C, 3.37%, 03/15/53 (Call 03/15/30)(a)	250	220,891
Series 2020-B19, Class B, 2.35%, 09/15/53 (Call 09/15/30)	450	378,381
Series 2020-B20, Class B, 2.53%, 10/15/53 (Call 10/15/30)	500	429,370
Series 2020-B21, Class A5, 2.25%, 12/17/53 (Call 12/15/30)	500	429,331
Series 2020-B22, Class A5, 1.97%, 01/15/54 (Call 12/15/30)	1,000	855,276
Series 2020-IG1, Class A3, 2.69%, 09/15/43 (Call 01/15/30)	1,750	1,600,751
Series 2021-B23, Class AS, 2.27%, 02/15/54 (Call 02/15/31)	500	432,052
Series 2021-B24, Class A4, 2.26%, 03/15/54 (Call 01/15/31)	3,000	2,653,400
Series 2021-B25, Class A5, 2.58%, 04/15/54 (Call 04/15/31)	2,000	1,790,867
Series 2021-B25, Class ASB, 2.27%, 04/15/54 (Call 03/15/31)	650	589,584
Series 2021-B26, Class A5, 2.61%, 06/15/54	2,500	2,245,105
Series 2021-B26, Class AM, 2.83%, 06/15/54	500	450,592
Series 2021-B29, Class A5, 2.39%, 09/15/54 (Call 08/15/31)	830	727,414
Serise 2020-B17, Class A2, 2.21%, 03/15/53 (Call 03/15/25)	1,000	954,769
Serise 2020-B17, Class A5, 2.29%, 03/15/53 (Call 02/15/30)	1,000	888,421
CCUBS Commercial Mortgage Trust, Series 2017-C1, Class A4, 3.54%, 11/15/50 (Call 11/15/27)(a)	1,510	1,475,733
CD Mortgage Trust
Series 2017-CD3, Class A4, 3.63%, 02/10/50 (Call 01/10/27)	230	226,498
Series 2017-CD3, Class AS, 3.83%, 02/10/50 (Call 01/10/27)	750	731,789
Series 2017-CD3, Class C, 4.55%, 02/10/50 (Call 01/10/27)(a)	300	277,170
Series 2017-CD4, Class A4, 3.51%, 05/10/50 (Call 04/10/27)(a)	1,000	980,557
Series 2017-CD5, Class A4, 3.43%, 08/15/50 (Call 07/15/27)	750	732,079
Series 2017-CD6, Class C, 4.26%, 11/13/50 (Call 11/13/27)(a)	500	464,201
Series 2018-CD7, Class ASB, 4.21%, 08/15/51 (Call 03/15/28)	550	554,686
Series 2019-CD8, Class A4, 2.91%, 08/15/57 (Call 08/15/29)	1,000	929,729
CFCRE Commercial Mortgage Trust
Series 2016-C3, Class A3, 3.87%, 01/10/48 (Call 12/10/25)	500	499,718
Series 2016-C4, Class A4, 3.28%, 05/10/58	1,650	1,609,050
Series 2017-C8, Class ASB, 3.37%, 06/15/50 (Call 07/15/26)	1,000	990,734
Series 2017-C8, Class B, 4.20%, 06/15/50 (Call 05/15/27)(a)	750	734,333

10	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® CMBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Citigroup Commercial Mortgage Trust
CGCMT 2015-GC33, Class AS, 4.11%, 09/10/58 (Call 09/10/25)	$850	$846,012
CGCMT 2016-C3, Class AAB, 2.98%, 11/15/49 (Call 12/15/25)	1,002	991,922
Series 20116-P4, Class A4, 2.90%, 07/10/49 (Call 07/10/26)	1,729	1,670,399
Series 2013-GC11, Class AS, 3.42%, 04/10/46 (Call 04/10/23)	100	100,043
Series 2013-GC15, Class A4, 4.37%, 09/10/46 (Call 09/10/23)(a)	750	757,324
Series 2014-GC19, Class A4, 4.02%, 03/10/47 (Call 01/10/24)	500	502,832
Series 2014-GC21, Class A5, 3.86%, 05/10/47 (Call 04/10/24)	2,085	2,088,476
Series 2014-GC23, Class A4, 3.62%, 07/10/47 (Call 07/10/24)	750	743,669
Series 2014-GC23, Class AS, 3.86%, 07/10/47 (Call 07/10/24)	250	247,703
Series 2014-GC23, Class C, 4.43%, 07/10/47 (Call 07/10/24)(a)	250	246,634
Series 2014-GC25, Class A4, 3.64%, 10/10/47 (Call 09/10/24)	1,000	999,165
Series 2014-GC25, Class AS, 4.02%, 10/10/47 (Call 09/10/24)	953	951,220
Series 2014-GC25, Class B, 4.35%, 10/10/47 (Call 10/10/24)(a)	100	99,733
Series 2015-GC27, Class A5, 3.14%, 02/10/48 (Call 12/10/24)	2,180	2,146,652
Series 2015-GC29, Class C, 4.14%, 04/10/48 (Call 04/10/25)(a)	250	239,568
Series 2015-GC31, Class A4, 3.76%, 06/10/48 (Call 06/10/25)	750	748,459
Series 2015-GC33, Class A4, 3.78%, 09/10/58 (Call 09/10/25)	1,500	1,498,080
Series 2015-GC35, Class AAB, 3.61%, 11/10/48 (Call 04/10/25)	375	374,941
Series 2015-P1, Class A5, 3.72%, 09/15/48 (Call 07/15/25)	356	355,355
Series 2016-C1, Class A4, 3.21%, 05/10/49 (Call 05/10/26)	874	852,374
Series 2016-C2, Class A4, 2.83%, 08/10/49 (Call 08/10/26)	1,000	957,347
Series 2016-C3, Class A4, 3.15%, 11/15/49 (Call 10/15/26)	1,466	1,420,852
Series 2016-GC36, Class A4, 3.35%, 02/10/49 (Call 11/10/25)	1,000	978,234
Series 2016-P3, Class A3, 3.06%, 04/15/49 (Call 01/15/26)	1,500	1,472,604
Series 2016-P3, Class A4, 3.33%, 04/15/49 (Call 02/15/26)	75	73,245
Series 2016-P6, Class AS, 4.03%, 12/10/49 (Call 11/10/26)(a)	1,000	984,622
Series 2017-C4, Class A3, 3.21%, 10/12/50 (Call 08/12/27)	1,000	969,594
Series 2017-P8, Class A3, 3.20%, 09/15/50 (Call 07/15/27)	885	853,699
Series 2017-P8, Class AS, 3.79%, 09/15/50 (Call 09/15/27)(a)	750	730,754
Series 2018-B2, Class A2, 3.79%, 03/10/51 (Call 10/10/27)	1,000	1,004,571
Series 2018-B2, Class A4, 4.01%, 03/10/51 (Call 02/10/28)	600	602,937
Series 2018-C5, Class A4, 4.23%, 06/10/51 (Call 05/10/28)(a)	1,000	1,013,210
Series 2018-C6, Class A4, 4.41%, 11/10/51 (Call 11/10/28)	1,199	1,225,806
Series 2019-C7, Class A4, 3.10%, 12/15/72 (Call 12/15/29)	2,000	1,885,296
Series 2019-GC41, Class A5, 2.87%, 08/10/56 (Call 08/10/29)	2,500	2,327,481

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series 2019-GC41, Class AS, 3.02%, 08/10/56 (Call 08/10/29)	$750	$693,677
Series 2019-GC43, Class A2, 2.98%, 11/10/52 (Call 10/10/24)	863	845,080
Series 2019-GC43, Class A4, 3.04%, 11/10/52 (Call 10/10/29)	750	702,997
Series 2020-GC46, Class A5, 2.72%, 02/15/53 (Call 02/15/30)	2,000	1,835,052
Series 2020-GC46, Class AS, 2.92%, 02/15/53 (Call 02/15/30)(a)	500	452,543
Series 2020-GC46, Class B, 3.15%, 02/15/53 (Call 02/15/30)(a)	234	211,468
COMM Mortgage Trust
Series 2013-CR11, Class A4, 4.26%, 08/10/50 (Call 09/10/23)	150	151,586
Series 2013-CR11, Class AM, 4.72%, 08/10/50 (Call 09/10/23)(a)	250	253,320
Series 2013-CR6, Class ASB, 2.62%, 03/10/46 (Call 12/10/22)	106	106,024
Series 2013-CR9, Class A4, 4.41%, 07/10/45(a)	1,184	1,184,164
Series 2013-LC13, Class A5, 4.21%, 08/10/46 (Call 08/10/23)	778	784,242
Series 2013-LC6, Class ASB, 2.48%, 01/10/46 (Call 09/10/22)	24	23,531
Series 2013-LC6, Class B, 3.74%, 01/10/46 (Call 01/10/23)	430	430,967
Series 2014-CR14, Class C, 4.60%, 02/10/47 (Call 01/10/24)(a)	200	198,036
Series 2014-CR16, Class A4, 4.05%, 04/10/47 (Call 03/10/24)	500	502,489
Series 2014-CR16, Class ASB, 3.65%, 04/10/47 (Call 12/10/23)	71	71,791
Series 2014-CR17, Class A5, 3.98%, 05/10/47 (Call 04/10/24)	500	501,846
Series 2014-CR17, Class B, 4.38%, 05/10/47 (Call 05/10/24)	292	289,537
Series 2014-CR18, Class AM, 4.10%, 07/15/47 (Call 06/15/24)	300	301,530
Series 2014-CR19, Class A5, 3.80%, 08/10/47 (Call 08/10/24)	438	438,546
Series 2014-CR19, Class B, 4.70%, 08/10/47 (Call 08/10/24)(a)	850	853,817
Series 2014-CR20, Class AM, 3.94%, 11/10/47 (Call 10/10/24)	250	247,852
Series 2014-LC15, Class A4, 4.01%, 04/10/47 (Call 03/10/24)	1,945	1,953,486
Series 2014-LC17, Class A5, 3.92%, 10/10/47 (Call 09/10/24)	675	676,561
Series 2014-UBS2, Class A5, 3.96%, 03/10/47 (Call 02/10/24)	1,521	1,524,747
Series 2014-UBS2, Class AM, 4.20%, 03/10/47 (Call 02/10/24)	425	425,901
Series 2014-UBS3, Class C, 4.74%, 06/10/47 (Call 05/10/24)(a)	150	147,103
Series 2014-UBS4, Class A4, 3.42%, 08/10/47 (Call 06/10/24)	250	248,568
Series 2014-UBS4, Class A5, 3.69%, 08/10/47 (Call 07/10/24)	500	498,763
Series 2014-UBS4, Class AM, 3.97%, 08/10/47 (Call 07/10/24)	500	498,373

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® CMBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series 2014-UBS4, Class B, 4.35%, 08/10/47 (Call 07/10/24)	$250	$246,080
Series 2014-UBS5, Class A4, 3.84%, 09/10/47 (Call 09/10/24)	730	729,708
Series 2014-UBS6, Class A4, 3.38%, 12/10/47 (Call 10/10/24)	943	934,343
Series 2014-UBS6, Class A5, 3.64%, 12/10/47 (Call 11/10/24)	500	497,771
Series 2015-CR22, Class A5, 3.31%, 03/10/48 (Call 02/10/25)	500	493,226
Series 2015-CR22, Class AM, 3.60%, 03/10/48 (Call 03/10/25)(a)	200	197,726
Series 2015-CR22, Class ASB, 3.14%, 03/10/48 (Call 10/10/24)	566	564,320
Series 2015-CR22, Class C, 4.11%, 03/10/48 (Call 03/10/25)(a)	300	291,697
Series 2015-CR23, Class A4, 3.50%, 05/10/48 (Call 04/10/25)	500	495,273
Series 2015-CR24, Class B, 4.38%, 08/12/48 (Call 07/10/25)(a)	750	736,293
Series 2015-CR24, Class D, 3.46%, 08/10/48 (Call 08/10/25)(a)	200	182,522
Series 2015-CR25, Class A4, 3.76%, 08/10/48 (Call 08/10/25)	750	747,044
Series 2015-CR25, Class ASB, 3.54%, 08/10/48 (Call 04/10/25)	674	674,262
Series 2015-CR25, Class B, 4.53%, 08/12/48 (Call 08/10/25)(a)	300	296,698
Series 2015-CR26, Class A4, 3.63%, 10/10/48 (Call 08/10/25)	2,398	2,378,334
Series 2015-DC1, Class A5, 3.35%, 02/10/48 (Call 01/10/25)	750	740,342
Series 2015-DC1, Class B, 4.04%, 02/10/48 (Call 01/10/25)(a)	1,000	970,519
Series 2015-DC1, Class C, 4.33%, 02/10/48 (Call 01/10/25)(a)	250	239,308
Series 2015-LC19, Class A4, 3.18%, 02/10/48 (Call 01/10/25)	1,000	984,143
Series 2015-LC21, Class A4, 3.71%, 07/10/48 (Call 05/10/25)	500	497,809
Series 2015-LC23, Class A4, 3.77%, 10/10/48 (Call 10/10/25)	1,000	995,756
Series 2015-PC1, Class A5, 3.90%, 07/10/50 (Call 05/10/25)	1,533	1,531,144
Series 2015-PC1, Class ASB, 3.61%, 07/10/50 (Call 11/10/24)	118	118,275
Series 2016-CR28, Class A4, 3.76%, 02/10/49	2,000	1,991,458
Series 2016-CR28, Class C, 4.64%, 02/10/49(a)	604	587,437
Series 2016-DC2, Class A4, 3.50%, 02/10/49 (Call 12/10/25)	388	384,399
Series 2016-DC2, Class AM, 4.24%, 02/10/49 (Call 02/10/26)	750	738,233
Series 2016-DC2, Class ASB, 3.55%, 02/10/49 (Call 08/10/25)	759	760,451
Series 2016-DC2, Class C, 4.67%, 02/10/49 (Call 02/10/26)(a)	250	240,878
Series 2017-COR2, Class C, 4.59%, 09/10/50 (Call 08/10/27)(a)	750	718,384
Series 2018-COR3, Class A3, 4.23%, 05/10/51 (Call 04/10/28)	750	760,177

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series 2018-COR3, Class B, 4.51%, 05/10/51 (Call 04/10/28)(a)	$500	$494,183
Series 2018-COR3, Class C, 4.56%, 05/10/51 (Call 04/10/28)(a)	500	475,868
Series 2019-GC44, Class A5, 2.95%, 08/15/57 (Call 11/15/29)	1,000	932,448
Commission Mortgage Trust, COMM 2015-CR24, Class A4, 3.43%, 08/10/48 (Call 07/10/25)	1,350	1,335,983
CSAIL Commercial Mortgage Trust
Series 2015-C1, Class A4, 3.51%, 04/15/50 (Call 01/15/25)	500	495,760
Series 2015-C1, Class AS, 3.79%, 04/15/50 (Call 01/15/25)(a)	435	426,840
Series 2015-C2, Class A4, 3.50%, 06/15/57 (Call 04/15/25)	500	494,934
Series 2015-C2, Class AS, 3.85%, 06/15/57 (Call 04/15/25)(a)	700	679,350
Series 2015-C3, Class A4, 3.72%, 08/15/48 (Call 07/15/25)	650	646,497
Series 2015-C4, Class A3, 3.54%, 11/15/48	1,489	1,474,731
Series 2015-C4, Class A4, 3.81%, 11/15/48	1,464	1,460,195
Series 2015-C4, Class D, 3.56%, 11/15/48(a)	250	229,417
Series 2016-C5, Class C, 4.65%, 11/15/48 (Call 11/15/25)(a)	750	711,712
Series 2016-C6, Class C, 4.92%, 01/15/49 (Call 04/15/26)(a)	350	340,128
Series 2016-C7, Class A4, 3.21%, 11/15/49 (Call 07/15/26)	193	189,501
Series 2016-C7, Class AS, 3.96%, 11/15/49 (Call 10/15/26)(a)	1,000	976,742
Series 2017-CX9, Class A5, 3.45%, 09/15/50	1,000	973,056
Series 2018-CX11, Class A5, 4.03%, 04/15/51 (Call 02/15/28)(a)	1,000	1,001,591
Series 2019-C15, Class A2, 3.45%, 03/15/52	1,076	1,071,639
Series 2019-C15, Class A3, 3.78%, 03/15/52	1,400	1,372,585
Series 2019-C15, Class B, 4.48%, 03/15/52	1,000	985,404
Series 2019-C17, Class A5, 3.02%, 09/15/52 (Call 09/15/29)	2,000	1,862,921
Series 2019-C18, Class ASB, 2.87%, 12/15/52	500	476,788
Series 2020-C19, Class A3, 2.56%, 03/15/53 (Call 03/15/30)	500	445,816
DBGS Mortgage Trust, Series 2018-C1, Class A4, 4.47%, 10/15/51	1,400	1,434,272
DBJPM Mortgage Trust
Series 2016-C1, Class A4, 3.28%, 05/10/49 (Call 02/10/26)	1,000	975,728
Series 2016-C1, Class ASB, 3.04%, 05/10/49 (Call 12/10/25)	440	434,033
Series 2016-C1, Class B, 4.20%, 05/10/49 (Call 03/10/26)(a)	1,160	1,120,566
Series 2016-C1, Class C, 3.33%, 05/10/49 (Call 03/10/26)(a)	468	413,918
Series 2017-C6, Class A3, 3.27%, 06/10/50 (Call 06/10/24)	750	745,406
Fannie Mae-Aces, FNA 2019-M25, Class A2, 2.33%, 11/25/29(a)	1,690	1,575,892
Federal National Mortgage Association
FNA 2017-M15, Class ATS2, 3.16%, 11/25/27(a)	481	478,903
FNA 2018-M14, Class A2, 3.58%, 08/25/28(a)	421	426,943
FNA 2019-M12, Class A2, 2.89%, 06/25/29(a)	1,175	1,139,622
FNA 2021-M19, Class A2, 1.74%, 10/25/31(a)	2,000	1,725,175
FNA 2022-M3, Class A2, 1.76%, 11/25/31(a)	2,000	1,712,960
FNA 2022-M4, Class A2, 2.29%, 05/25/30(a)	1,800	1,666,842
Series 2016-M1, Class A2, 2.94%, 01/25/26(a)	900	884,194
Series 2016-M10, Class AV2, 3.00%, 11/25/45	500	447,811
Series 2016-M12, Class AV2, 2.31%, 10/25/23	373	371,234
Series 2016-M5, Class A2, 2.47%, 04/25/26	1,000	965,727

12	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® CMBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series 2017-M1, Class A2, 2.42%, 10/25/26(a)	$822	$790,576
Series 2017-M14, Class A2, 2.87%, 11/25/27(a)	1,816	1,776,547
Series 2019-M1, Class A1, 3.36%, 09/25/28	319	318,634
Series 2020-M1, Class A1, 2.15%, 10/25/29	1,590	1,523,763
Series 2020-M1, Class A2, 2.44%, 10/25/29	4,530	4,256,953
Series 2020-M14, Class A2, 1.78%, 05/25/30	1,000	889,498
Series 2020-M20, Class A2, 1.44%, 10/25/29	250	217,938
Series 2020-M5, Class A3, 2.19%, 01/25/30	1,000	919,623
Series 2020-M8, Class A2, 1.82%, 02/25/30	100	89,425
Series 2021-M4, Class A2, 1.47%, 02/25/31(a)	2,500	2,129,031
Series2019-M6, Class A2, 3.45%, 01/01/29	796	798,939
Serise 2015-M15, Class A2, 2.92%, 10/25/25(a)	769	759,612
Freddie Mac Multifamily Structured Pass Through Certificates
FHMS K097, Class A1, 2.16%, 05/25/29 (Call 05/25/29)	976	925,831
FHMS K097, Class A2, 2.51%, 07/25/29 (Call 07/25/29)	2,250	2,126,644
FHMS K133, Class A2, 2.10%, 09/25/31 (Call 09/25/31)	1,000	891,359
FHMS K135, Class A1, 1.61%, 10/25/30 (Call 10/25/30)	1,218	1,095,850
FHMS K136, Class A2, 2.13%, 11/25/31 (Call 11/25/31)	2,000	1,783,884
FHMS K139, Class A2, 2.59%, 01/25/32 (Call 01/25/32)(a)	2,000	1,856,006
FHMS K141, Class A1, 2.55%, 05/25/31	2,250	2,138,376
FHMS K141, Class A2, 2.25%, 02/25/32	2,500	2,250,355
FHMS K142, Class A2, 2.40%, 03/25/32	4,000	3,645,000
Series K039, Class A2, 3.30%, 07/25/24 (Call 07/25/24)	263	262,702
Series K056, Class A1, 2.20%, 07/25/25 (Call 05/25/25)	1,007	981,524
Series K057, Class A2, 2.57%, 07/25/26 (Call 07/25/26)	1,725	1,676,277
Series K070, Class A1, 3.03%, 04/25/27 (Call 04/25/27)	1,618	1,605,227
Series K089, Class A1, 3.34%, 10/25/28 (Call 10/25/28)	3,204	3,203,176
Series K095, Class A2, 2.79%, 06/25/29 (Call 06/25/29)	2,175	2,095,156
Series K098, Class A2, 2.43%, 08/25/29 (Call 08/25/29)	500	469,906
Series K099, Class A2, 2.60%, 09/25/29 (Call 09/25/29)	2,461	2,338,325
Series K104, Class A2, 2.25%, 01/25/30 (Call 01/25/30)	2,005	1,855,349
Series K106, Class A1, 1.78%, 10/25/29 (Call 10/25/29)	4,399	4,055,270
Series K107, Class A2, 1.64%, 01/25/30 (Call 01/25/30)	3,250	2,870,376
Series K109, Class A2, 1.56%, 04/25/30 (Call 04/25/30)	2,000	1,747,279
Series K110, Class A1, 1.02%, 09/25/29 (Call 09/25/29)	983	868,583
Series K114, Class A2, 1.37%, 06/25/30 (Call 06/25/30)	4,010	3,433,252
Series K118, Class A1, 0.79%, 03/25/30 (Call 03/25/30)	1,932	1,697,337
Series K118, Class A2, 1.49%, 09/25/30 (Call 09/25/30)	2,500	2,154,138
Series K119, Class A2, 1.57%, 09/25/30 (Call 09/25/30)	3,000	2,597,406
Series K120, Class A2, 1.50%, 10/25/30 (Call 10/25/30)	4,450	3,825,634
Series K121, Class A2, 1.55%, 10/25/30 (Call 10/25/30)	1,500	1,294,425
Series K123, Class A2, 1.62%, 12/25/30 (Call 12/25/30)	600	520,357
Series K124, Class A2, 1.66%, 12/25/30 (Call 12/25/30)	2,300	1,999,013
Series K127, Class A2, 2.11%, 01/25/31 (Call 01/25/31)	4,000	3,600,746
Series K128, Class A2, 2.02%, 03/25/31 (Call 03/25/31)	4,000	3,573,773
Series K132, Class A2, 2.02%, 08/25/31 (Call 08/25/31)	1,000	886,187
Series K-1511, Class A2, 3.47%, 03/25/31 (Call 03/25/31)	1,000	985,709
Series K-1516, Class A2, 1.72%, 05/25/35 (Call 05/25/35)	1,825	1,437,090
Series K-1517, Class A2, 1.72%, 07/25/35 (Call 07/25/35)	500	394,778
Series K-1518, Class A2, 1.86%, 10/25/35 (Call 10/25/35)	2,500	1,994,546
Series K152, Class A1, 2.83%, 05/25/30 (Call 04/25/30)	1,173	1,143,439
Series K-1520, Class A2, 2.44%, 02/25/36 (Call 02/25/36)	2,000	1,704,809
Series K-1521, Class A2, 2.18%, 08/25/36 (Call 08/25/36)	1,000	820,731
Series K155, Class A1, 3.75%, 11/25/29 (Call 11/25/29)	481	489,968
Series K156, Class A3, 3.70%, 06/25/33 (Call 06/25/33)(a)	500	498,758
Series K727, Class A2, 2.95%, 07/25/24 (Call 07/25/24)	1,000	990,448
Series K737, Class AM, 2.10%, 10/25/26 (Call 10/25/26)	300	283,193
Series K740, Class A2, 1.47%, 09/25/27 (Call 09/25/27)	2,000	1,814,582
Series K741, Class A2, 1.60%, 12/25/27 (Call 12/25/27)	1,120	1,019,472
Series K742, Class A2, 1.76%, 03/25/28 (Call 03/25/28)	3,950	3,617,668

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series K742, Class AM, 1.37%, 04/25/28 (Call 04/25/28)	$1,400	$1,245,025
Series K745, Class A2, 1.66%, 08/25/28 (Call 08/25/28)	3,000	2,704,777
GS Mortgage Securities Trust
GSMS 2017-GS6, Class B, 3.87%, 05/10/50 (Call 05/10/27)	1,000	968,117
Series 2012-GCJ9, Class AS, 3.12%, 11/10/45 (Call 11/10/22)	200	200,478
Series 2013-GC12, Class AS, 3.38%, 06/10/46 (Call 05/10/23)	300	298,626
Series 2013-GC12, Class B, 3.78%, 06/10/46 (Call 05/10/23)(a)	115	114,500
Series 2013-GC14, Class A5, 4.24%, 08/10/46 (Call 08/10/23)	550	554,320
Series 2013-GC16, Class A4, 4.27%, 11/10/46 (Call 10/10/23)	1,500	1,514,842
Series 2013-GC16, Class AS, 4.65%, 11/10/46 (Call 11/10/23)	150	151,898
Series 2013-GC16, Class C, 5.31%, 11/10/46 (Call 11/10/23)(a)	100	98,955
Series 2014-GC18, Class AS, 4.38%, 01/10/47 (Call 01/10/24)	650	650,064
Series 2014-GC20, Class A5, 4.00%, 04/10/47 (Call 03/10/24)	400	401,747
Series 2014-GC20, Class B, 4.53%, 04/10/47 (Call 04/10/24)(a)	250	244,754
Series 2014-GC22, Class A5, 3.86%, 06/10/47 (Call 05/10/24)	2,640	2,643,609
Series 2014-GC22, Class AS, 4.11%, 06/10/47 (Call 05/10/24)	250	250,035
Series 2014-GC24, Class AAB, 3.65%, 09/10/47 (Call 06/10/24)	278	279,571
Series 2014-GC26, Class A5, 3.63%, 11/10/47 (Call 11/10/24)	1,485	1,478,787
Series 2015-GC30, Class AAB, 3.12%, 05/10/50 (Call 10/10/24)	268	267,273
Series 2015-GC30, Class AS, 3.78%, 05/10/50 (Call 05/10/25)(a)	500	491,989
Series 2015-GC32, Class A3, 3.50%, 07/10/48 (Call 06/10/25)	600	593,434
Series 2015-GC32, Class C, 4.42%, 07/10/48 (Call 07/10/25)(a)	804	773,666
Series 2015-GC34, Class A4, 3.51%, 10/10/48 (Call 09/10/25)	1,500	1,491,156
Series 2015-GS1, Class A3, 3.73%, 11/10/48 (Call 11/10/25)	1,500	1,493,975
Series 2016-GS2, Class A4, 3.05%, 05/10/49 (Call 02/10/26)	1,170	1,135,819
Series 2016-GS3, Class A3, 2.59%, 10/10/49 (Call 08/10/26)	1,291	1,229,010
Series 2016-GS3, Class A4, 2.85%, 10/10/49 (Call 09/10/26)	780	747,383
Series 2016-GS4, Class A4, 3.44%, 11/10/49 (Call 11/10/26)(a)	39	38,303
Series 2017-GS7, Class A3, 3.17%, 08/10/50 (Call 05/10/27)	1,000	964,005
Series 2017-GS7, Class B, 3.88%, 08/10/50 (Call 07/10/27)	500	484,358
Series 2018-GS9, Class A4, 3.99%, 03/10/51 (Call 02/10/28)(a)	1,000	999,722
Series 2019-GC38, Class A4, 3.97%, 02/10/52 (Call 01/10/29)	750	747,689

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® CMBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series 2019-GC40, Class A4, 3.16%, 07/10/52 (Call 06/10/29)	$1,131	$1,072,448
Series 2019-GSA1, Class C, 3.80%, 11/10/52 (Call 10/10/29)(a)	500	450,914
Series 2020-GC45, Class A4, 2.66%, 02/13/53 (Call 11/13/29)	775	706,395
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2015-JP1, Class A4, 3.65%, 01/15/49 (Call 11/15/25)	1,000	992,528
Series 2015-JP1, Class AS, 4.12%, 01/15/49 (Call 12/15/25)(a)	750	741,190
Series 2016-JP3, Class AS, 3.14%, 08/15/49 (Call 09/15/26)	1,000	955,608
Series 2016-JP3, Class B, 3.40%, 08/15/49 (Call 09/15/26)(a)	108	101,077
JPMBB Commercial Mortgage Securities Trust
Series 2013-C12, Class AS, 4.03%, 07/15/45 (Call 05/15/23)(a)	500	501,794
Series 2013-C14, Class A4, 4.13%, 08/15/46 (Call 07/15/23)(a)	513	513,061
Series 2013-C14, Class AS, 4.41%, 08/15/46 (Call 07/15/23)(a)	150	149,901
Series 2013-C14, Class B, 4.55%, 08/15/46 (Call 07/15/23)(a)	500	493,365
Series 2013-C15, Class B, 4.93%, 11/15/45 (Call 10/15/23)(a)	200	202,211
Series 2013-C15, Class C, 5.19%, 11/15/45 (Call 10/15/23)(a)	110	111,539
Series 2013-C17, Class A4, 4.20%, 01/15/47 (Call 12/15/23)	490	493,043
Series 2013-C17, Class C, 4.89%, 01/15/47 (Call 12/15/23)(a)	100	99,289
Series 2014-C18, Class A5, 4.08%, 02/15/47 (Call 02/15/24)	1,400	1,405,388
Series 2014-C18, Class AS, 4.44%, 02/15/47 (Call 02/15/24)(a)	1,200	1,195,491
Series 2014-C18, Class B, 4.79%, 02/15/47 (Call 02/15/24)(a)	225	224,710
Series 2014-C19, Class C, 4.65%, 04/15/47 (Call 04/15/24)(a)	200	200,247
Series 2014-C21, Class A4, 3.49%, 08/15/47 (Call 05/15/24)	610	606,246
Series 2014-C21, Class A5, 3.77%, 08/15/47 (Call 06/15/24)	500	499,472
Series 2014-C21, Class ASB, 3.43%, 08/15/47 (Call 02/15/24)	163	162,933
Series 2014-C22, Class A4, 3.80%, 09/15/47 (Call 08/15/24)	2,506	2,510,624
Series 2014-C22, Class C, 4.55%, 09/17/47 (Call 08/15/24)(a)	200	184,858
Series 2014-C23, Class A5, 3.93%, 09/15/47 (Call 09/15/24)	1,144	1,146,509
Series 2014-C23, Class ASB, 3.66%, 09/15/47 (Call 07/15/24)	171	171,251
Series 2014-C25, Class AS, 4.07%, 11/15/47 (Call 10/15/24)	232	230,751
Series 2014-C25, Class B, 4.35%, 11/15/47 (Call 11/15/24)(a)	185	181,424
Series 2015-C27, Class AS, 3.63%, 02/15/48 (Call 01/15/25)	500	489,155

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series 2015-C28, Class A3, 2.91%, 10/15/48 (Call 01/15/25)	$968	$948,543
Series 2015-C28, Class ASB, 3.04%, 10/15/48 (Call 11/15/24)	263	262,426
Series 2015-C29, Class A4, 3.61%, 05/15/48 (Call 04/15/25)	1,000	992,920
Series 2015-C29, Class ASB, 3.30%, 05/15/48 (Call 01/15/25)	302	301,769
Series 2015-C29, Class B, 4.12%, 05/15/48 (Call 05/15/25)(a)	250	239,679
Series 2015-C30, Class AS, 4.23%, 07/15/48 (Call 07/15/25)(a)	635	625,081
Series 2015-C31, Class A3, 3.80%, 08/15/48 (Call 08/15/25)	1,003	1,001,454
Series 2015-C33, Class A4, 3.77%, 12/15/48 (Call 11/15/25)	1,000	999,450
Series 2016-C1, Class A5, 3.58%, 03/17/49 (Call 01/15/26)	822	812,560
Series 2016-C1, Class B, 4.73%, 03/15/49 (Call 02/15/26)(a)	450	445,767
Series 2016-C1, Class C, 4.73%, 03/15/49 (Call 02/15/26)(a)	400	388,853
JPMCC Commercial Mortgage Securities Trust
JPMCC 2017-JP5, Class ASB, 3.55%, 03/15/50 (Call 11/15/26)	124	123,068
Series 2017-JP5, Class A5, 3.72%, 03/15/50 (Call 01/15/27)	1,300	1,291,547
Series 2017-JP5, Class AS, 3.88%, 03/15/50 (Call 01/15/27)(a)	650	630,009
Series 2017-JP6, Class A5, 3.49%, 07/15/50 (Call 04/15/27)	300	294,568
Series 2017-JP6, Class AS, 3.74%, 07/15/50 (Call 05/15/27)	400	387,100
Series 2017-JP7, Class A5, 3.45%, 09/15/50 (Call 07/15/27)	1,000	978,682
Series 2019-COR4, Class ASB, 3.94%, 03/10/52 (Call 03/10/28)	1,000	996,678
Series 2019-COR5, Class A2, 3.15%, 06/13/52 (Call 05/13/24)	360	356,309
Series 2019-COR5, Class A4, 3.39%, 06/13/52 (Call 04/13/29)	1,200	1,156,464
JPMDB Commercial Mortgage Securities Trust
JPMDB 2018-C8, Class A3, 3.94%, 06/15/51 (Call 04/15/28)	561	559,386
Series 2016-C2, Class A4, 3.14%, 06/15/49 (Call 04/15/26)	1,000	973,066
Series 2016-C2, Class B, 3.99%, 06/15/49 (Call 05/15/26)(a)	750	696,542
Series 2017-C5, Class A5, 3.69%, 03/15/50 (Call 01/15/27)	2,100	2,082,730
Series 2017-C7, Class A3, 3.05%, 10/15/50 (Call 07/15/24)	1,200	1,184,502
Series 2017-C7, Class A5, 3.41%, 10/15/50 (Call 08/15/27)	1,050	1,024,949
Series 2019-COR6, Class A4, 3.06%, 11/13/52 (Call 10/13/29)	955	897,669
Series 2020-COR7, Class A5, 2.18%, 05/13/53 (Call 03/13/30)	539	473,890
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2012-C8, Class ASB, 2.38%, 10/15/45 (Call 05/15/22)	1	1,420
Series 2013-C10, Class C, 4.10%, 12/15/47 (Call 02/15/23)(a)	200	198,830
Series 2013-C13, Class A4, 3.99%, 01/15/46 (Call 06/15/23)(a)	205	206,792

14	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® CMBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series 2013-C13, Class ASB, 3.41%, 01/15/46 (Call 03/15/23)	$12	$11,896
Series 2014-C20, Class A5, 3.80%, 07/15/47 (Call 05/15/24)	500	499,860
Series 2014-C20, Class B, 4.40%, 07/15/47 (Call 06/15/24)(a)	100	99,060
Series 2015-JP1, Class A5, 3.91%, 01/15/49 (Call 12/15/25)	2,462	2,471,757
Series 2016-JP2, Class A4, 2.82%, 08/15/49 (Call 07/15/26)	1,023	983,819
Series 2016-JP2, Class AS, 3.06%, 08/15/49 (Call 07/15/26)	700	662,581
Series 2016-JP4, Class A4, 3.65%, 12/15/49 (Call 11/15/26)(a)	1,090	1,077,602
Morgan Stanley Bank of America Merrill Lynch Trust
MSBAM 2017-C33, Class ASB, 3.40%, 05/15/50 (Call 10/15/26)	1,000	993,108
Series 2013-C10, Class A4, 4.21%, 07/15/46 (Call 06/15/23)(a)	1,000	1,001,295
Series 2013-C10, Class ASB, 3.91%, 07/15/46 (Call 01/15/23)(a)	45	45,480
Series 2013-C11, Class A3, 3.96%, 08/15/46 (Call 05/15/23)	479	477,138
Series 2013-C11, Class A4, 4.30%, 08/15/46 (Call 07/15/23)(a)	800	799,303
Series 2013-C13, Class A4, 4.04%, 11/15/46 (Call 11/15/23)	1,100	1,103,689
Series 2013-C13, Class C, 4.90%, 11/15/46 (Call 11/15/23)(a)	230	222,418
Series 2013-C7, Class AAB, 2.47%, 02/15/46 (Call 10/15/22)	18	18,119
Series 2013-C7, Class B, 3.77%, 02/15/46 (Call 01/15/23)	200	198,491
Series 2013-C8, Class B, 3.52%, 12/15/48 (Call 02/15/23)(a)	200	199,442
Series 2014-C14, Class A5, 4.06%, 02/15/47 (Call 12/15/23)	985	990,544
Series 2014-C14, Class AS, 4.38%, 02/15/47 (Call 01/15/24)(a)	200	201,245
Series 2014-C14, Class B, 4.86%, 02/15/47 (Call 01/15/24)(a)	200	202,301
Series 2014-C15, Class ASB, 3.65%, 04/15/47 (Call 12/15/23)	87	87,802
Series 2014-C16, Class A5, 3.89%, 06/15/47 (Call 05/15/24)	500	501,433
Series 2014-C17, Class A5, 3.74%, 08/15/47 (Call 07/15/24)	2,220	2,216,554
Series 2014-C18, Class A3, 3.65%, 10/15/47	329	325,195
Series 2014-C18, Class A4, 3.92%, 10/15/47	1,150	1,152,307
Series 2014-C19, Class A4, 3.53%, 12/15/47 (Call 11/15/24)	1,275	1,265,735
Series 2015-C20, Class A4, 3.25%, 02/15/48 (Call 12/15/24)	2,000	1,970,759
Series 2015-C20, Class AS, 3.61%, 02/15/48 (Call 01/15/25)	500	492,701
Series 2015-C21, Class A4, 3.34%, 03/15/48 (Call 02/15/25)	901	883,694
Series 2015-C22, Class A4, 3.31%, 04/15/48 (Call 04/15/25)	1,000	982,415
Series 2015-C22, Class C, 4.21%, 04/15/48 (Call 04/15/25)(a)	250	236,826

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series 2015-C23, Class A3, 3.45%, 07/15/50 (Call 05/15/25)	$730	$721,030
Series 2015-C24, Class A3, 3.48%, 05/15/48 (Call 05/15/25)	363	359,965
Series 2015-C24, Class A4, 3.73%, 05/15/48 (Call 07/15/25)	950	945,313
Series 2015-C25, Class ASB, 3.38%, 10/15/48 (Call 06/15/25)	460	459,478
Series 2015-C27, Class A4, 3.75%, 12/15/47 (Call 10/15/25)	1,373	1,365,473
Series 2016-C28, Class A4, 3.54%, 01/15/49 (Call 01/15/26)	1,000	987,007
Series 2016-C30, Class A5, 2.86%, 09/15/49 (Call 08/15/26)	500	479,254
Series 2016-C31, Class A5, 3.10%, 11/15/49 (Call 10/15/26)	1,250	1,207,646
Series 2016-C32, Class A4, 3.72%, 12/15/49 (Call 12/15/26)	1,000	994,718
Series 2016-C32, Class ASB, 3.51%, 12/15/49 (Call 07/15/26)	288	285,785
Series 2017-C33, Class A5, 3.60%, 05/15/50 (Call 04/15/27)	1,100	1,083,960
Series 2017-C34, Class A4, 3.54%, 11/15/52 (Call 09/15/27)	1,000	978,524
Series 2017-C34, Class AS, 3.86%, 11/15/52 (Call 10/15/27)	500	490,939
Morgan Stanley Capital I, Series 2017-HR2, Class A4, 3.59%, 12/15/50 (Call 12/15/27)	2,010	1,967,966
Morgan Stanley Capital I Trust
MSC 2016-UB12, Class A3, 3.34%, 12/15/49 (Call 11/15/26)	983	960,122
MSC 2016-UB12, Class A4, 3.60%, 12/15/49 (Call 11/15/26)	1,500	1,475,050
MSC 2017-H1, Class AS, 3.77%, 06/15/50 (Call 05/15/27)	1,000	969,665
MSC 2021-L5, Class ASB, 2.43%, 05/15/54 (Call 12/15/30)	145	131,919
Series 2015-MS1, Class A4, 3.78%, 05/15/48 (Call 05/15/25)(a)	500	498,490
Series 2015-UBS8, Class AS, 4.11%, 12/15/48 (Call 12/15/25)	250	242,820
Series 2016-BNK2, Class A4, 3.05%, 11/15/49 (Call 10/15/26)	1,250	1,206,811
Series 2016-UB11, Class A4, 2.78%, 08/15/49 (Call 08/15/26)	1,000	954,181
Series 2017-H1, Class A5, 3.53%, 06/15/50 (Call 05/15/27)	1,000	980,160
Series 2018-H3, Class A4, 3.91%, 07/15/51 (Call 05/15/28)	500	493,451
Series 2019-H7, Class A4, 3.26%, 07/15/52 (Call 07/15/29)	1,000	948,604
Series 2020-HR8, Class A4, 2.04%, 07/15/53 (Call 07/15/30)	1,120	970,915
Series 2020-L4, Class A3, 2.70%, 02/15/53 (Call 02/15/30)	1,500	1,365,868
Series 2021-L6, Class A2, 2.13%, 06/15/54 (Call 07/15/26)(a)	1,500	1,396,949
Series 2021-L7, Class A5, 2.57%, 10/15/54 (Call 09/15/31)	3,000	2,658,572
SG Commercial Mortgage Securities Trust
Series 2016-C5, Class A4, 3.06%, 10/10/48 (Call 06/10/26)	1,000	960,254
Series 2016-C5, Class C5, 2.90%, 10/10/48 (Call 10/10/25)	1,670	1,642,620
UBS Commercial Mortgage Trust
Series 2017-C2, Class A4, 3.49%, 08/15/50 (Call 07/15/27)	1,000	977,678
Series 2017-C6, Class AS, 3.93%, 12/15/50 (Call 11/15/27)(a)	500	489,461
Series 2017-C7, Class A4, 3.68%, 12/15/50 (Call 12/15/27)	1,000	977,122

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® CMBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series 2018-C08, Class A4, 3.98%, 02/15/51 (Call 02/15/28)	$1,325	$1,323,988
Series 2018-C15, Class B, 4.92%, 12/15/51 (Call 12/15/28)(a)	750	755,199
Series 2019-C16, Class AS, 3.89%, 04/15/52 (Call 03/15/29)	1,334	1,303,585
Series 2019-C17, Class A4, 2.92%, 10/15/52 (Call 09/15/29)	1,000	922,100
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class AAB, 2.46%, 12/10/45 (Call 05/10/22)	6	5,784
Wells Fargo Commercial Mortgage Trust
Series 2013-LC12, Class A4, 4.22%, 07/15/46 (Call 06/15/23)(a)	1,975	1,984,396
Series 2013-LC12, Class AS, 4.31%, 07/15/46 (Call 07/15/23)(a)	473	474,687
Series 2014-LC16, Class ASB, 3.48%, 08/15/50 (Call 03/15/24)	566	566,014
Series 2015-C26, Class AS, 3.58%, 02/15/48 (Call 01/15/25)	820	808,645
Series 2015-C27, Class A5, 3.45%, 02/15/48 (Call 02/15/25)	1,000	989,106
Series 2015-C27, Class B, 4.14%, 02/15/48 (Call 03/15/25)(a)	330	317,326
Series 2015-C28, Class A4, 3.54%, 05/15/48 (Call 04/15/25)	500	496,947
Series 2015-C28, Class AS, 3.87%, 05/15/48 (Call 04/15/25)(a)	250	248,341
Series 2015-C30, Class A4, 3.66%, 09/15/58 (Call 07/15/25)	817	813,021
Series 2015-C30, Class ASB, 3.41%, 09/15/58 (Call 03/15/25)	321	321,048
Series 2015-C31, Class A4, 3.70%, 11/15/48 (Call 10/15/25)	500	497,009
Series 2015-C31, Class B, 4.48%, 11/15/48 (Call 10/15/25)(a)	1,000	981,863
Series 2015-C31, Class C, 4.60%, 11/15/48 (Call 11/15/25)(a)	450	432,694
Series 2015-LC20, Class A3, 3.09%, 04/15/50 (Call 05/15/22)	600	593,660
Series 2015-LC20, Class B, 3.72%, 04/15/50 (Call 03/15/25)	750	727,828
Series 2015-LC22, Class A4, 3.84%, 09/15/58 (Call 09/15/25)	1,000	999,825
Series 2015-NXS2, Class A5, 3.77%, 07/15/58 (Call 06/15/25)(a)	750	747,013
Series 2016-C32, Class ASB, 3.32%, 01/15/59 (Call 06/15/25)	831	828,196
Series 2016-C34, Class A4, 3.10%, 06/15/49 (Call 04/15/26)	1,000	969,425
Series 2016-C35, Class A4, 2.93%, 07/15/48 (Call 06/15/26)	1,000	961,515
Series 2016-C36, Class AS, 3.42%, 11/15/59 (Call 10/15/26)	500	470,471
Series 2016-LC24, Class A4, 2.94%, 10/15/49 (Call 08/15/26)	1,680	1,617,625
Series 2016-LC25, Class B, 4.34%, 12/17/59 (Call 11/15/26)(a)	198	195,644
Series 2016-NXS4, Class A4, 3.72%, 12/15/48	1,000	995,448
Series 2016-NXS6, Class B, 3.81%, 11/15/49 (Call 09/15/26)	500	470,361

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series 2017-C38, Class A4, 3.19%, 07/15/50 (Call 05/15/27)	$500	$484,752
Series 2017-C38, Class A5, 3.45%, 07/15/50 (Call 06/15/27)	2,000	1,954,221
Series 2017-C39, Class A5, 3.42%, 09/15/50 (Call 07/15/27)	2,500	2,438,399
Series 2017-C39, Class ASB, 3.21%, 09/15/50 (Call 12/15/26)	1,000	984,474
Series 2017-C39, Class C, 4.12%, 09/15/50 (Call 08/15/27) .	500	461,037
Series 2017-C42, Class A4, 3.59%, 12/15/50 (Call 12/15/27)	1,250	1,226,173
Series 2017-C42, Class B, 4.00%, 12/15/50 (Call 12/15/27)(a)	500	480,322
Series 2018-C44, Class A5, 4.21%, 05/15/51 (Call 04/15/28)	1,000	1,011,521
Series 2018-C45, Class AS, 4.41%, 06/15/51 (Call 06/15/28)(a)	350	351,125
Series 2018-C46, Class AS, 4.38%, 08/15/51 (Call 08/15/28)	500	496,971
Series 2018-C47, Class A4, 4.44%, 09/15/61 (Call 09/15/28)	2,250	2,306,592
Series 2018-C48, Class A5, 4.30%, 01/15/52 (Call 12/15/28)	1,000	1,016,151
Series 2019-C49, Class A5, 4.02%, 03/15/52 (Call 02/15/29)	1,625	1,623,514
Series 2019-C49, Class C, 4.87%, 03/15/52 (Call 02/15/29)(a)	665	645,808
Series 2019-C50, Class A5, 3.73%, 05/15/52 (Call 04/15/29)	750	736,384
Series 2019-C50, Class AS, 4.02%, 05/15/52 (Call 04/15/29)	1,000	977,778
Series 2019-C51, Class AS, 3.58%, 06/15/52 (Call 06/15/29)	492	470,420
Series 2019-C53, Class A4, 3.04%, 10/15/52 (Call 10/15/29)	1,400	1,311,425
Series 2020-C55, Class A5, 2.73%, 02/15/53 (Call 01/15/30)	1,000	914,269
Series 2020-C56, Class ASB, 2.42%, 06/15/53 (Call 11/15/29)	2,000	1,859,099
Series 2020-C56, Class B, 3.75%, 06/15/53 (Call 03/15/30)(a)	345	327,357
Series 2020-C56, Class C, 3.75%, 06/15/53 (Call 04/15/30)(a)	800	714,393
Series 2020-C57, Class A4, 2.12%, 08/15/53 (Call 08/15/30)	2,919	2,537,220
Series 2020-C58, Class A4, 2.10%, 07/15/53 (Call 11/15/30)	1,000	861,694
Series 2021-C59, Class A5, 2.63%, 04/15/54 (Call 04/15/31)	1,000	896,172
Series 2021-C59, Class ASB, 2.30%, 04/15/54 (Call 01/15/30)	354	321,495
WFCM 2016-C33, Class A4, 3.43%, 03/15/59 (Call 02/15/26)	1,000	984,764
WFCM 2018-C44, Class A4, 3.95%, 05/15/51 (Call 04/15/28)	1,250	1,245,472
WFCM 2018-C47, Class ASB, 4.37%, 09/15/61 (Call 05/15/28)	1,625	1,650,474
WFRBS Commercial Mortgage Trust
Series 2012-C10, Class AS, 3.24%, 12/15/45 (Call 12/15/22)	250	249,028

16	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® CMBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series 2013-C13, Class C, 3.91%, 05/15/45 (Call 05/15/23)(a)	$110	$108,132
Series 2013-C14, Class B, 3.84%, 06/15/46 (Call 05/15/23)(a)	500	495,993
Series 2013-C15, Class A4, 4.15%, 08/15/46 (Call 07/15/23)(a)	2,000	2,010,794
Series 2013-C17, Class A3, 3.75%, 12/15/46 (Call 10/15/23)	756	754,393
Series 2013-C18, Class A4, 3.90%, 12/15/46 (Call 12/15/23)	515	512,329
Series 2013-C18, Class A5, 4.16%, 12/15/46 (Call 12/15/23)(a)	2,000	2,013,136
Series 2013-UBS1, Class A4, 4.08%, 03/15/46 (Call 11/15/23)(a)	739	743,322
Series 2014-C19, Class A4, 3.83%, 03/15/47 (Call 02/15/24)	300	299,665
Series 2014-C19, Class B, 4.72%, 03/15/47 (Call 03/15/24)(a)	300	298,425
Series 2014-C20, Class ASB, 3.64%, 05/15/47 (Call 01/15/24)	144	144,049
Series 2014-C22, Class A4, 3.49%, 09/15/57	1,063	1,054,474
Series 2014-C22, Class A5, 3.75%, 09/15/57	400	399,124
Series 2014-C22, Class AS, 4.07%, 09/15/57(a)	480	475,882
Series 2014-C24, Class A5, 3.61%, 11/15/47 (Call 10/15/24)	100	99,307
Series 2014-C25, Class A5, 3.63%, 11/15/47 (Call 11/15/24)	1,050	1,044,608
Series 2014-LC14, Class A5, 4.05%, 03/15/47 (Call 01/15/24)	950	954,760

		518,408,319

Total Collaterized Mortgage Obligations — 69.3% (Cost: $566,403,107)		518,408,319

U.S. Government & Agency Obligations

Mortgage-Backed Securities — 29.5%
Federal National Mortgage Association
Series 2013-M6, Class 1A2, 3.35%, 02/25/43(a)	328	328,372
Series 2014-M11, Class 1A, 3.12%, 08/25/24(a)	615	612,346
Series 2014-M11, Class 2A, 3.29%, 08/25/26(a)	565	564,784
Series 2014-M13, Class A2, 3.02%, 08/25/24(a)	129	128,078
Series 2014-M3, Class A2, 3.50%, 01/25/24(a)	348	350,011
Series 2014-M4, Class A2, 3.35%, 03/25/24(a)	446	446,688
Series 2015-M1, Class A2, 2.53%, 09/25/24	594	581,339
Series 2015-M10, Class A2, 3.09%, 04/25/27(a)	2,446	2,420,689
Series 2015-M11, Class A2, 2.82%, 04/25/25(a)	764	755,088
Series 2015-M13, Class A2, 2.71%, 06/25/25(a)	815	801,121
Series 2015-M2, Class A, 2.62%, 12/25/24	330	323,959
Series 2015-M8, Class A2, 2.90%, 01/25/25(a)	1,224	1,209,703
Series 2016-M6, Class A2, 2.49%, 05/25/26	309	299,067
Series 2016-M9, Class A2, 2.29%, 06/25/26	2,000	1,915,218
Series 2017, Class A2, 2.96%, 09/25/27(a)	1,000	983,780
Series 2017-M15, Class AV2, 2.58%, 11/25/24(a)	715	701,231
Series 2017-M2, Class A2, 2.80%, 02/25/27(a)	2,694	2,637,952
Series 2017-M3, Class A2, 2.49%, 12/25/26(a)	686	661,013
Series 2017-M4, Class A2, 2.57%, 12/25/26(a)	812	785,529
Series 2017-M7, Class A2, 2.96%, 02/25/27(a)	1,022	997,522
Series 2017-M8, Class A2, 3.06%, 05/25/27(a)	2,315	2,286,949
Series 2018-M1, Class A2, 2.99%, 12/25/27(a)	815	797,127

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series 2018-M10, Class A2, 3.48%, 07/25/28(a)	$2,382	$2,388,092
Series 2018-M13, Class A2, 3.71%, 09/25/30(a)(b)	90	91,027
Series 2018-M7, Class A2, 3.05%, 03/25/28(a)	782	771,667
Series 2019-M1, Class A2, 3.55%, 09/25/28(a)	3,000	3,036,042
Series 2019-M2, Class A2, 3.75%, 11/25/28(a)	1,864	1,893,541
Series 2019-M5, Class A2, 3.27%, 02/25/29	2,450	2,438,446
Series 2019-M7, Class A2, 3.14%, 04/25/29	2,898	2,857,984
Series 2019-M9, Class A2, 2.94%, 06/25/29	1,954	1,907,631
Series 2020-M5, Class A2, 2.21%, 01/25/30	2,600	2,404,967
Series 2021-M17, Class A2, 1.71%, 07/25/31(a)	2,000	1,725,187
Series 2022-M1, Class A2, 1.67%, 10/25/31(a)	3,000	2,565,622
FHLMC Multifamily Structured Pass Through Certificates, Series K055, Class A2, 2.67%, 03/25/26 (Call 03/25/26)	1,500	1,465,466
Freddie Mac Multifamily Structured Pass Through Certificates
FHMS K135, Class A2, 2.15%, 10/25/31 (Call 10/25/31)(a)	2,800	2,507,837
Series K032, Class A2, 3.31%, 05/25/23 (Call 05/25/23)(a)	180	180,483
Series K033, Class A2, 3.06%, 07/25/23 (Call 07/25/23)(a)	2,000	1,999,572
Series K034, Class A2, 3.53%, 07/25/23 (Call 07/25/23)(a)	2,271	2,282,179
Series K035, Class A2, 3.46%, 08/25/23 (Call 08/25/23)(a)	375	376,447
Series K036, Class A2, 3.53%, 10/25/23 (Call 10/25/23)(a)	3,150	3,165,183
Series K037, Class A2, 3.49%, 01/25/24 (Call 01/25/24)	4,000	4,015,151
Series K038, Class A2, 3.39%, 03/25/24 (Call 03/25/24)	500	500,818
Series K040, Class A2, 3.24%, 09/25/24 (Call 09/25/24)	1,120	1,117,495
Series K041, Class A2, 3.17%, 10/25/24 (Call 10/25/24)	1,250	1,245,480
Series K043, Class A2, 3.06%, 12/25/24 (Call 12/25/24)	1,000	995,138
Series K044, Class A2, 2.81%, 01/25/25 (Call 01/25/25)	2,371	2,344,769
Series K046, Class A2, 3.21%, 03/25/25 (Call 03/25/25)	1,785	1,780,948
Series K048, Class A1, 2.69%, 12/25/24 (Call 10/25/24)	215	213,381
Series K049, Class A2, 3.01%, 07/25/25 (Call 07/25/25)	3,800	3,765,910
Series K050, Class A2, 3.33%, 08/25/25 (Call 08/25/25)(a)	2,000	2,000,351
Series K051, Class A2, 3.31%, 09/25/25 (Call 09/25/25)	2,630	2,627,939
Series K052, Class A2, 3.15%, 11/25/25 (Call 11/25/25)	800	795,298
Series K053, Class A2, 3.00%, 12/25/25 (Call 12/25/25)	2,200	2,175,231
Series K054, Class A2, 2.75%, 01/25/26 (Call 01/25/26)	700	686,167
Series K056, Class A2, 2.53%, 05/25/26 (Call 05/25/26)	1,725	1,674,474
Series K057, Class A1, 2.21%, 06/25/25 (Call 04/25/25)	508	499,108
Series K058, Class A1, 2.34%, 07/25/26 (Call 06/25/26)	1,072	1,045,220
Series K058, Class A2, 2.65%, 08/25/26 (Call 08/25/26)	1,527	1,486,427
Series K059, Class A2, 3.12%, 09/25/26 (Call 09/25/26)(a)	1,780	1,764,503
Series K060, Class A2, 3.30%, 10/25/26 (Call 10/25/26)	2,796	2,791,430
Series K061, Class A1, 3.01%, 08/25/26 (Call 12/25/25)	598	597,641
Series K061, Class A2, 3.35%, 11/25/26 (Call 11/25/26)(a)	1,300	1,300,179
Series K062, Class A2, 3.41%, 12/25/26 (Call 12/25/26)	1,000	1,002,660
Series K063, Class A2, 3.43%, 01/25/27 (Call 01/25/27)(a)	1,345	1,349,527
Series K064, Class A1, 2.89%, 10/25/26 (Call 10/25/26)	734	726,655
Series K064, Class A2, 3.22%, 03/25/27 (Call 03/25/27)	325	323,187
Series K065, Class A1, 2.86%, 10/25/26 (Call 10/25/26)	1,751	1,731,137
Series K065, Class A2, 3.24%, 04/25/27 (Call 04/25/27)	2,570	2,558,105
Series K066, Class A2, 3.12%, 06/25/27 (Call 06/25/27)	1,610	1,596,005
Series K067, Class A1, 2.90%, 03/25/27 (Call 03/25/27)	840	829,828
Series K067, Class A2, 3.19%, 07/25/27 (Call 07/25/27)	1,600	1,588,469
Series K068, Class A2, 3.24%, 08/25/27 (Call 08/25/27)	1,000	995,163
Series K069, Class A2, 3.19%, 09/25/27 (Call 09/25/27)(a)	3,960	3,928,281
Series K070, Class A2, 3.30%, 11/25/27 (Call 11/25/27)(a)	1,541	1,537,401
Series K071, Class A2, 3.29%, 11/25/27 (Call 11/25/27)	1,500	1,495,336
Series K072, Class A2, 3.44%, 12/25/27 (Call 12/25/27)	2,450	2,460,650
Series K073, Class A2, 3.35%, 01/25/28 (Call 01/25/28)	2,397	2,403,125
Series K074, Class A1, 3.60%, 09/25/27 (Call 09/25/27)	900	907,633
Series K074, Class A2, 3.60%, 01/25/28 (Call 01/25/28)	3,000	3,036,284
Series K075, Class A2, 3.65%, 02/25/28 (Call 02/25/28)(a)	1,000	1,014,936

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® CMBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series K076, Class A1, 3.73%, 12/25/27 (Call 12/25/27)	$1,003	$1,015,661
Series K076, Class A2, 3.90%, 04/25/28 (Call 04/25/28)	3,525	3,623,543
Series K077, Class A2, 3.85%, 05/25/28 (Call 05/25/28)(a)	1,000	1,025,267
Series K078, Class A2, 3.85%, 06/25/28 (Call 06/25/28)	1,000	1,024,574
Series K079, Class A2, 3.93%, 06/25/28 (Call 06/25/28)	2,100	2,161,009
Series K080, Class A2, 3.93%, 07/25/28 (Call 07/25/28)(a)	1,700	1,750,164
Series K081, Class A2, 3.90%, 08/25/28 (Call 08/25/28)(a)	1,500	1,541,778
Series K082, Class A2, 3.92%, 09/25/28 (Call 09/25/28)(a)	2,000	2,059,508
Series K083, Class A2, 4.05%, 09/25/28 (Call 09/25/28)(a)	1,195	1,239,012
Series K084, Class A2, 3.78%, 10/25/28 (Call 10/25/28)(a)	1,000	1,014,276
Series K085, Class A2, 4.06%, 10/25/28 (Call 10/25/28)(a)	1,000	1,030,266
Series K086, Class A2, 3.86%, 11/25/28 (Call 11/25/28)(a)	1,725	1,770,010
Series K087, Class A2, 3.77%, 12/25/28 (Call 12/25/28)	1,571	1,605,194
Series K088, Class A1, 3.48%, 09/25/28 (Call 09/25/28)	337	338,090
Series K088, Class A2, 3.69%, 01/25/29 (Call 01/25/29)	2,010	2,044,934
Series K089, Class A2, 3.56%, 01/25/29 (Call 01/25/29)	2,400	2,422,589
Series K090, Class A2, 3.42%, 02/25/29 (Call 02/25/29)	2,500	2,501,402
Series K091, Class A2, 3.51%, 03/25/29 (Call 03/25/29)	2,017	2,028,220
Series K092, Class A2, 3.30%, 04/25/29 (Call 04/25/29)	2,010	1,996,313
Series K094, Class A2, 2.90%, 06/25/29 (Call 06/25/29)	2,420	2,348,627
Series K096, Class A2, 2.52%, 07/25/29 (Call 07/25/29)	1,215	1,149,656
Series K100, Class A2, 2.67%, 09/25/29 (Call 09/25/29)	1,000	951,483
Series K101, Class A2, 2.52%, 10/25/29 (Call 10/25/29)	250	236,073
Series K102, Class A1, 2.18%, 05/25/29 (Call 04/25/29)	959	910,554
Series K102, Class A2, 2.54%, 10/25/29 (Call 10/25/29)	2,000	1,890,645
Series K103, Class A2, 2.65%, 11/25/29 (Call 11/25/29)	2,720	2,589,959
Series K105, Class A2, 1.87%, 01/25/30 (Call 01/25/30)	3,485	3,131,627
Series K106, Class A2, 2.07%, 01/25/30 (Call 01/25/30)	3,500	3,190,188
Series K108, Class A2, 1.52%, 03/25/30 (Call 03/25/30)	4,153	3,624,648
Series K110, Class A2, 1.48%, 04/25/30 (Call 04/25/30)	1,640	1,423,872
Series K111, Class A2, 1.35%, 05/25/30 (Call 05/25/30)	1,500	1,286,297
Series K115, Class A2, 1.38%, 06/25/30 (Call 06/25/30)	1,000	857,615
Series K116, Class A2, 1.38%, 07/25/30 (Call 07/25/30)	2,000	1,712,875
Series K117, Class A2, 1.41%, 08/25/30 (Call 08/25/30)	1,500	1,284,737
Series K125, Class A2, 1.85%, 01/25/31 (Call 01/25/31)	4,000	3,526,645
Series K126, Class A2, 2.07%, 01/25/31 (Call 01/25/31)	3,866	3,475,180
Series K130, Class A2, 1.72%, 06/25/31 (Call 06/25/31)	2,500	2,167,905
Series K131, Class A2, 1.85%, 07/25/31 (Call 07/25/31)	3,000	2,629,052
Series K1510, Class A2, 3.72%, 01/25/31 (Call 01/25/31)	250	250,805
Series K1510, Class A3, 3.79%, 01/25/34 (Call 01/25/34)	500	497,348
Series K-1512, Class A2, 2.99%, 05/25/31 (Call 05/25/31)	730	703,614
Series K-1512, Class A3, 3.06%, 04/25/34 (Call 04/25/34)	1,450	1,350,407
Series K-1513, Class A3, 2.80%, 08/25/34 (Call 08/25/34)	1,015	916,557
Series K-1514, Class A2, 2.86%, 10/25/34 (Call 10/25/34)	1,000	907,022
Series K152, Class A2, 3.08%, 01/25/31 (Call 01/25/31)	250	242,920
Series K153, Class A3, 3.12%, 10/25/31 (Call 10/25/31)(a)	500	484,031
Series K154, Class A2, 3.42%, 04/25/32 (Call 11/25/31)	1,500	1,497,069

Security	Par/ Shares (000)	Value

Mortgage-Backed Securities (continued)
Series K154, Class A3, 3.46%, 11/25/32 (Call 11/25/32)	$1,345	$1,332,322
Series K157, Class A2, 3.99%, 05/25/33 (Call 05/25/33)(a)	1,076	1,099,457
Series K159, Class A1, 3.95%, 12/25/29 (Call 12/25/29)	1,524	1,565,914
Series K159, Class A2, 3.95%, 11/25/30 (Call 11/25/30)(a)	833	848,763
Series K159, Class A3, 3.95%, 11/25/33 (Call 11/25/33)(a)	2,000	2,018,133
Series K723, Class A2, 2.45%, 08/25/23 (Call 08/25/23)	429	425,348
Series K724, Class A2, 3.06%, 11/25/23 (Call 11/25/23)(a)	1,400	1,398,700
Series K725, Class A2, 3.00%, 01/25/24 (Call 01/25/24)	1,010	1,006,334
Series K728, Class A2, 3.06%, 08/25/24 (Call 08/25/24)(a)	1,970	1,955,748
Series K729, Class A1, 2.95%, 02/25/24 (Call 02/25/24)	234	234,049
Series K730, Class A2, 3.59%, 01/25/25 (Call 01/25/25)(a)	2,000	2,013,148
Series K731, Class A2, 3.60%, 02/25/25 (Call 02/25/25)(a)	999	1,006,211
Series K733, Class A2, 3.75%, 08/25/25 (Call 08/25/25)	1,000	1,007,922
Series K734, Class A2, 3.21%, 02/25/26 (Call 02/25/26)	2,455	2,435,425
Series K735, Class A2, 2.86%, 05/25/26 (Call 05/25/26)	2,000	1,950,339
Series K739, Class A2, 1.34%, 09/25/27 (Call 09/25/27)	2,150	1,945,954
Series KS03, Class A4, 3.16%, 05/25/25 (Call 05/25/25)(a)	1,000	995,471
Uniform Mortgage-Backed Securities, Series 2017-M11, Class A2, 2.98%, 08/25/29	1,000	975,176

		221,196,014

U.S. Government Obligations — 0.4%
U.S. Treasury Note/Bond, 1.88%, 02/15/32	3,000	2,739,375

Total U.S. Government & Agency Obligations — 29.9% (Cost: $239,907,775)		223,935,389

Short-Term Investments

Money Market Funds — 0.6%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.34%(c)(d)	4,770	4,770,000

Total Short-Term Investments — 0.6% (Cost: $4,770,000)		4,770,000

Total Investments in Securities — 99.8% (Cost: $811,080,882)		747,113,708

Other Assets, Less Liabilities — 0.2%		1,289,968

Net Assets — 100.0%		$748,403,676

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/22	Shares Held at 04/30/22 (000)	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$6,210,000	$—	$(1,440,000	)(a)	$—	$—	$4,770,000	4,770	$1,564	$—

18	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® CMBS ETF

Affiliates (continued)

(a)	Represents net amount purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Collaterized Mortgage Obligations	$—	$518,408,319	$—	$518,408,319
U.S. Government & Agency Obligations	—	223,844,362	91,027	223,935,389
Money Market Funds	4,770,000	—	—	4,770,000

	$4,770,000	$742,252,681	$91,027	$747,113,708

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) April 30, 2022	iShares® GNMA Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Agency Obligations

Mortgage-Backed Securities — 99.3%
Government National Mortgage Association
1.50%, 10/20/51	$489	$424,639
2.00%, 07/20/50	45	41,454
2.00%, 08/20/50	916	835,732
2.00%, 09/20/50	8,435	7,693,857
2.00%, 02/20/51	17,137	15,614,925
2.00%, 10/20/51	2,261	2,055,063
2.00%, 12/20/51	65,382	59,365,092
2.00%, 05/19/52(a)	750	680,303
2.50%, 01/15/28	4	4,042
2.50%, 02/20/28	7	6,576
2.50%, 01/20/31	106	101,752
2.50%, 07/20/35	1,580	1,524,921
2.50%, 04/20/43	15	14,382
2.50%, 12/20/46	1,438	1,343,668
2.50%, 01/20/47	137	127,864
2.50%, 06/20/50	3,840	3,587,867
2.50%, 08/20/50	15,227	14,228,382
2.50%, 09/20/50	4,497	4,202,639
2.50%, 01/20/51	3,905	3,648,994
2.50%, 02/20/51	4,475	4,175,927
2.50%, 05/20/51	6,465	6,026,875
2.50%, 07/20/51	20,397	18,967,703
2.50%, 08/20/51	23,211	21,610,607
2.50%, 11/20/51	6,826	6,347,627
2.50%, 05/19/52(a)	9,500	8,814,530
3.00%, 07/15/27	4	4,045
3.00%, 09/15/27	7	6,917
3.00%, 01/20/31	140	137,307
3.00%, 07/20/31	224	220,267
3.00%, 02/20/32	172	169,974
3.00%, 09/15/42	5	5,014
3.00%, 10/15/42	38	37,456
3.00%, 01/20/43	370	360,850
3.00%, 07/15/43	65	63,322
3.00%, 09/20/43	768	747,876
3.00%, 01/15/44	1,999	1,954,406
3.00%, 08/20/44	437	426,197
3.00%, 05/20/45	310	300,714
3.00%, 07/20/45	85	82,966
3.00%, 10/20/45	137	133,038
3.00%, 11/20/45	2,151	2,088,519
3.00%, 12/20/45	1,696	1,646,999
3.00%, 01/20/46	558	541,599
3.00%, 02/20/46	575	558,628
3.00%, 03/20/46	2,150	2,068,103
3.00%, 04/20/46	1,415	1,368,849
3.00%, 05/20/46	1,807	1,751,700
3.00%, 06/20/46	639	617,969
3.00%, 07/20/46	648	627,941
3.00%, 08/20/46	4,155	4,018,561
3.00%, 09/20/46	2,753	2,662,628
3.00%, 12/15/46	155	150,847
3.00%, 12/20/46	476	460,677
3.00%, 02/15/47	184	178,689
3.00%, 02/20/47	537	519,856
3.00%, 06/20/47	64	61,562
3.00%, 07/20/47	1,088	1,050,586

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.00%, 10/20/47	$357	$344,937
3.00%, 02/20/48	50	48,399
3.00%, 04/20/49	2,209	2,132,370
3.00%, 07/20/49	465	448,023
3.00%, 09/20/49	36	34,458
3.00%, 10/15/49	975	938,508
3.00%, 11/20/49	1,371	1,318,511
3.00%, 01/20/50	3,484	3,350,500
3.00%, 02/15/50	669	643,693
3.00%, 04/20/50	9,674	9,280,520
3.00%, 07/20/50	12,479	11,972,729
3.00%, 08/20/50	1,465	1,405,621
3.00%, 10/20/51	7,270	6,952,422
3.00%, 11/20/51	1,101	1,052,392
3.00%, 05/19/52(a)	4,650	4,432,401
3.50%, 02/15/26	2	2,386
3.50%, 11/15/26	2	1,849
3.50%, 02/20/27	5	5,408
3.50%, 01/20/31	47	47,610
3.50%, 07/20/32	125	125,979
3.50%, 09/15/41	5	4,696
3.50%, 06/20/42	3,074	2,985,924
3.50%, 09/15/42	14	13,159
3.50%, 09/20/42	130	129,413
3.50%, 10/15/42	6	5,805
3.50%, 10/20/42	306	304,464
3.50%, 11/15/42	26	25,758
3.50%, 11/20/42	1,009	1,005,186
3.50%, 12/20/42	108	107,131
3.50%, 02/20/43	813	809,662
3.50%, 03/15/43	561	564,762
3.50%, 05/15/43	35	35,697
3.50%, 06/15/43	130	131,384
3.50%, 04/20/45	303	301,740
3.50%, 09/20/45	3,337	3,319,574
3.50%, 11/20/45	12	11,979
3.50%, 12/20/45	83	82,959
3.50%, 03/20/46	429	426,243
3.50%, 04/20/46	67	66,637
3.50%, 06/20/46	649	647,026
3.50%, 07/20/46	3,837	3,810,370
3.50%, 11/20/46	12	11,522
3.50%, 12/20/46	160	158,690
3.50%, 01/20/47	57	56,710
3.50%, 02/20/47	142	140,712
3.50%, 03/20/47	289	286,400
3.50%, 04/20/47	1,246	1,232,867
3.50%, 08/20/47	556	552,108
3.50%, 09/20/47	1,106	1,093,891
3.50%, 10/20/47	8,327	8,240,412
3.50%, 12/15/47	500	495,745
3.50%, 12/20/47	592	588,204
3.50%, 02/20/48	1,525	1,508,947
3.50%, 04/20/48	121	119,619
3.50%, 11/20/48	791	780,000
3.50%, 12/20/49	837	824,128
3.50%, 01/20/50	1,918	1,887,506
3.50%, 03/20/50	1,648	1,621,414
3.50%, 04/20/50	10,914	10,730,320
3.50%, 05/20/50	449	441,817

20	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® GNMA Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.50%, 06/20/50	$706	$692,258
3.50%, 08/20/50	3,105	3,045,772
3.50%, 05/19/52(a)	1,325	1,296,119
4.00%, 03/20/26	2	1,855
4.00%, 07/20/26	1	1,478
4.00%, 02/15/41	7	7,159
4.00%, 03/15/41	7	6,636
4.00%, 04/15/41	28	28,177
4.00%, 05/15/41	7	7,371
4.00%, 12/15/41	8	7,960
4.00%, 01/15/42	5	5,074
4.00%, 02/15/42	18	18,366
4.00%, 03/15/42	44	45,156
4.00%, 05/15/42	9	8,888
4.00%, 08/15/42	8	8,518
4.00%, 09/20/42	233	238,494
4.00%, 04/15/44	38	39,331
4.00%, 05/15/44	41	42,012
4.00%, 08/20/44	28	28,317
4.00%, 10/20/44	300	308,250
4.00%, 03/20/45	1,197	1,227,622
4.00%, 08/15/45	3,125	3,192,551
4.00%, 08/20/45	480	488,414
4.00%, 09/20/45	659	670,169
4.00%, 10/20/45	6	6,011
4.00%, 01/20/46	10	10,211
4.00%, 03/20/46	117	118,824
4.00%, 07/20/46	11	11,394
4.00%, 09/20/46	338	343,750
4.00%, 11/20/46	130	131,951
4.00%, 12/15/46	23	23,459
4.00%, 06/20/47	1,936	1,955,061
4.00%, 07/20/47	398	401,786
4.00%, 08/20/47	7	7,524
4.00%, 11/20/47	117	118,497
4.00%, 03/20/48	75	75,714
4.00%, 04/20/48	483	490,060
4.00%, 05/20/48	3,075	3,125,422
4.00%, 07/20/48	428	430,418
4.00%, 10/20/48	1,435	1,443,365
4.00%, 11/20/48	4,640	4,673,686
4.00%, 09/15/49	228	230,885
4.00%, 01/20/50	569	571,400
4.00%, 02/20/50	13	12,809
4.00%, 09/20/50	400	401,372
4.00%, 05/19/52(a)	2,750	2,753,975
4.50%, 07/20/24	1	889
4.50%, 08/15/39	96	101,973
4.50%, 07/15/40	22	23,050
4.50%, 08/15/40	35	36,723
4.50%, 11/20/45	213	223,123
4.50%, 08/20/46	380	398,313
4.50%, 09/20/46	59	61,612
4.50%, 10/20/46	62	65,441

Security	Par/ Shares (000)	Value

Mortgage-Backed Securities (continued)
4.50%, 11/20/46	$64	$66,749
4.50%, 04/20/47	6	6,656
4.50%, 06/20/47	8	7,926
4.50%, 07/20/47	2,716	2,817,598
4.50%, 02/20/48	389	402,435
4.50%, 06/20/48	25	25,342
4.50%, 07/20/48	158	161,923
4.50%, 08/20/48	135	138,087
4.50%, 09/20/48	3,826	3,920,761
4.50%, 10/20/48	128	131,564
4.50%, 12/20/48	1,117	1,144,454
4.50%, 01/20/49	769	787,393
4.50%, 03/20/49	19	19,579
4.50%, 06/20/49	757	775,665
4.50%, 08/20/49	226	231,132
4.50%, 10/20/49	165	169,297
4.50%, 01/20/50	892	914,089
5.00%, 07/15/39	21	22,470
5.00%, 07/20/42	120	128,717
5.00%, 07/20/46	47	50,697
5.00%, 04/20/48	55	57,752
5.00%, 05/20/48	288	301,205
5.00%, 11/20/48	67	70,162
5.00%, 12/20/48	65	67,991
5.00%, 01/20/49	187	196,500
5.00%, 04/20/49	12	12,406
5.00%, 09/20/50	257	273,127
5.00%, 05/19/52(a)	2,712	2,801,220
5.50%, 10/15/38	15	16,392
5.50%, 07/20/40	204	218,365
5.50%, 05/19/52(a)	625	649,023
6.00%, 09/20/38	20	21,207
6.00%, 05/19/52(a)	200	210,844

		343,052,153

Total U.S. Government Agency Obligations — 99.3% (Cost: $371,603,369)		343,052,153

Short-Term Investments

Money Market Funds — 6.8%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.34%(b)(c)	23,484	23,484,000

Total Short-Term Investments — 6.8% (Cost: $23,484,000)		23,484,000

Total Investments in Securities — 106.1% (Cost: $395,087,369)		366,536,153

Other Assets, Less Liabilities — (6.1)%		(21,049,065)

Net Assets — 100.0%		$345,487,088

(a)	Represents or includes a TBA transaction.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® GNMA Bond ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/22	Shares Held at 04/30/22 (000)	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$96,704,000	$—	$(73,220,000	)(a)	$—	$—	$23,484,000	23,484	$10,134	$—

(a)	Represents net amount purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
U.S. Government Agency Obligations	$—	$343,052,153	$—	$343,052,153
Money Market Funds	23,484,000	—	—	23,484,000

	$23,484,000	$343,052,153	$—	$366,536,153

See notes to financial statements.

22	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) April 30, 2022	iShares® Treasury Floating Rate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations

U.S. Government Obligations — 99.6%
U.S. Treasury Floating Rate Note 0.82%, 04/30/24,
(3 mo.Treasury money market yield - 0.075%)(a)	$75,730	$75,730,177
0.88%, 01/31/24, (3 mo.Treasury money market yield - 0.015%)(a)	24,126	24,168,347
0.92%, 07/31/23, (3 mo.Treasury money market yield + 0.029%)(a)	195,458	195,960,724
0.93%, 04/30/23, (3 mo.Treasury money market yield + 0.034%)(a)	83,973	84,158,681
0.94%, 01/31/23, (3 mo.Treasury money market yield + 0.049%)(a)	152,926	153,194,817
0.95%, 07/31/22, (3 mo.Treasury money market yield + 0.055%)(a)	151	151,218
0.95%, 10/31/22, (3 mo.Treasury money market yield + 0.055%)(a)	394,424	394,911,284

		928,275,248

Total U.S. Government Obligations — 99.6% (Cost: $927,524,049)		928,275,248

Security	Shares (000)	Value

Short-Term Investments

Money Market Funds — 7.7%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.34%(b)(c)	72,000	$72,000,000

Total Short-Term Investments — 7.7% (Cost: $72,000,000)		72,000,000

Total Investments in Securities — 107.3% (Cost: $999,524,049)		1,000,275,248

Other Assets, Less Liabilities — (7.3)%		(68,461,829)

Net Assets — 100.0%		$931,813,419

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/22	Shares Held at 04/30/22 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$200,000	$71,800,000	(a)	$—	$—	$—	$72,000,000	72,000	$9,508	(b)	$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
U.S. Government Obligations	$—	$928,275,248	$—	$928,275,248
Money Market Funds	72,000,000	—	—	72,000,000

	$72,000,000	$928,275,248	$—	$1,000,275,248

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) April 30, 2022	iShares® U.S. Treasury Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations

U.S. Government Obligations — 99.3%
U.S. Treasury Note/Bond
0.13%, 12/31/22	$618	$611,361
0.13%, 01/31/23	270	266,520
0.13%, 04/30/23	83,312	81,652,268
0.13%, 08/15/23	567,260	550,796,163
0.13%, 12/15/23	349,150	335,538,604
0.13%, 01/15/24	15,966	15,303,660
0.25%, 04/15/23(a)	157,116	154,354,196
0.25%, 09/30/23	45	43,999
0.25%, 03/15/24	621	593,564
0.25%, 05/15/24	1,098,959	1,045,084,249
0.25%, 06/15/24	299	283,571
0.25%, 05/31/25	74,340	68,537,995
0.25%, 07/31/25	11,659	10,694,855
0.25%, 08/31/25	231,681	212,042,416
0.25%, 10/31/25	226,093	205,965,423
0.38%, 04/15/24	341,666	326,531,262
0.38%, 07/15/24(a)	19,106	18,129,057
0.38%, 08/15/24	301,443	285,228,664
0.38%, 11/30/25	375,142	342,448,777
0.38%, 07/31/27	2	1,751
0.38%, 09/30/27	73	63,618
0.50%, 02/28/26	263,785	240,425,601
0.50%, 04/30/27	50	44,340
0.50%, 05/31/27	55	48,656
0.50%, 06/30/27	61	53,859
0.50%, 08/31/27	66	58,026
0.50%, 10/31/27	76	66,551
0.63%, 07/31/26	156,072	141,562,181
0.63%, 03/31/27	2	1,789
0.63%, 11/30/27	83	73,060
0.63%, 12/31/27	162,893	143,090,968
0.63%, 05/15/30	138	115,478
0.63%, 08/15/30	5,079	4,227,672
0.75%, 12/31/23	126,577	122,710,468
0.75%, 03/31/26	95,055	87,342,921
0.75%, 04/30/26	43,718	40,101,018
0.75%, 05/31/26	49,940	45,710,706
0.75%, 08/31/26	312,656	284,736,795
0.75%, 01/31/28	8,357	7,379,949
0.88%, 06/30/26	93,428	85,836,975
0.88%, 11/15/30	171	144,896
1.00%, 12/15/24	27,796	26,499,577
1.00%, 07/31/28	104,145	92,461,233
1.13%, 01/15/25	5,000	4,772,656
1.13%, 02/28/25	84,812	80,799,995
1.13%, 10/31/26	58,425	53,929,014
1.13%, 02/28/27	50	45,916
1.13%, 02/29/28	101	91,153
1.13%, 08/31/28	11,860	10,600,802
1.13%, 02/15/31	182	157,075
1.13%, 05/15/40	68	48,995
1.13%, 08/15/40	16,299	11,686,892
1.25%, 11/30/26	293	271,815
1.25%, 12/31/26	604	559,384
1.25%, 03/31/28	146,771	133,102,951
1.25%, 04/30/28	100	90,590
1.25%, 05/31/28	100	90,453

Security	Par (000)	Value

U.S. Government Obligations (continued)
1.25%, 06/30/28	$56,046	$50,623,112
1.25%, 09/30/28	159,363	143,370,674
1.25%, 08/15/31	275,457	238,571,759
1.25%, 05/15/50	78	51,995
1.38%, 10/31/28	106,752	96,710,640
1.38%, 12/31/28	376	340,163
1.38%, 11/15/31	529,212	462,150,655
1.38%, 11/15/40	74,155	55,494,590
1.38%, 08/15/50	2,528	1,739,876
1.50%, 02/15/25	248,961	239,683,314
1.50%, 11/30/28	283,754	258,870,105
1.50%, 02/15/30	3,206	2,891,461
1.63%, 02/15/26	126,822	120,807,862
1.63%, 05/15/26	415,900	394,893,802
1.63%, 08/15/29	127	116,235
1.63%, 05/15/31	202	181,555
1.63%, 11/15/50	27,014	19,857,400
1.75%, 03/15/25	714	691,688
1.75%, 01/31/29	208	192,676
1.75%, 11/15/29	123	113,391
1.75%, 08/15/41	103	81,595
1.88%, 02/28/27	2	1,905
1.88%, 02/28/29	249	232,543
1.88%, 02/15/32(a)	105,195	96,056,184
1.88%, 02/15/41	114	93,070
1.88%, 02/15/51	934,845	732,648,254
1.88%, 11/15/51	443	347,792
2.00%, 11/30/22	930	932,143
2.00%, 04/30/24	4,000	3,944,844
2.00%, 05/31/24	24,649	24,281,191
2.00%, 02/15/25	370,002	361,272,265
2.00%, 08/15/25	292,463	283,940,350
2.00%, 11/15/26	4,117	3,947,013
2.00%, 11/15/41	2	1,655
2.00%, 02/15/50	3,471	2,800,883
2.00%, 08/15/51	87,741	70,891,986
2.13%, 12/31/22	130	130,711
2.13%, 05/15/25	249,699	244,003,132
2.25%, 03/31/24(a)	234	232,026
2.25%, 11/15/25	18,849	18,411,742
2.25%, 02/15/27	373,322	361,480,790
2.25%, 08/15/27	385,234	371,825,761
2.25%, 11/15/27	198,696	191,462,417
2.25%, 05/15/41	117	101,379
2.25%, 08/15/46	54	45,579
2.25%, 08/15/49	53,018	45,316,149
2.25%, 02/15/52(a)	66,407	57,016,635
2.38%, 02/29/24	378,082	376,132,515
2.38%, 08/15/24	582,884	576,918,742
2.38%, 04/30/26	16,898	16,535,617
2.38%, 05/15/27	650	632,218
2.38%, 03/31/29	11,812	11,387,506
2.38%, 05/15/29	1,869	1,800,475
2.38%, 02/15/42(a)	7	6,185
2.38%, 11/15/49	84	73,868
2.38%, 05/15/51	133	117,092
2.50%, 04/30/24	5,000	4,978,906
2.50%, 02/28/26	16,898	16,622,748
2.50%, 03/31/27(a)	796	780,018
2.50%, 02/15/45	58	51,341

24	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® U.S. Treasury Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations (continued)
2.50%, 02/15/46	$4,999	$4,433,257
2.50%, 05/15/46	240,379	213,111,007
2.63%, 12/31/23	176,017	176,113,260
2.63%, 04/15/25	92	91,339
2.63%, 02/15/29	464,592	455,118,877
2.75%, 07/31/23	92,923	93,333,168
2.75%, 02/15/24	197,524	197,840,347
2.75%, 06/30/25	112,918	112,362,231
2.75%, 08/31/25	16,898	16,800,308
2.75%, 04/30/27	15,000	14,871,094
2.75%, 02/15/28	419,035	414,206,275
2.75%, 08/15/42	61	56,883
2.75%, 11/15/42	416,751	387,985,785
2.75%, 08/15/47	64	59,800
2.75%, 11/15/47	26,567	24,830,805
2.88%, 04/30/25	2,896	2,893,351
2.88%, 05/31/25(a)	225,292	225,045,587
2.88%, 07/31/25	16,898	16,874,237
2.88%, 11/30/25	27,685	27,622,276
2.88%, 05/15/28	257,211	255,804,178
2.88%, 08/15/28	6,062	6,027,167
2.88%, 04/30/29	41,000	40,807,813
2.88%, 05/15/43	32,691	30,991,418
2.88%, 08/15/45	73,921	70,031,674
2.88%, 11/15/46	198,588	189,116,284
2.88%, 05/15/49	9,685	9,392,558
3.00%, 10/31/25	24,704	24,763,830
3.00%, 05/15/42	2	1,947
3.00%, 11/15/44	7,787	7,524,189
3.00%, 05/15/45	65	62,867
3.00%, 11/15/45	64	62,058
3.00%, 02/15/47	3,063	2,984,032
3.00%, 05/15/47	68	66,337
3.00%, 02/15/48	104,216	102,396,291
3.00%, 08/15/48	14,559	14,322,416
3.00%, 02/15/49	820	813,594
3.13%, 11/15/28	866,803	874,793,840
3.13%, 11/15/41	842	836,641
3.13%, 02/15/42	2	1,987
3.13%, 02/15/43	72,806	71,904,161
3.13%, 08/15/44	65	64,144
3.13%, 05/15/48	1,000	1,008,359
3.38%, 05/15/44	45,133	46,355,278
3.38%, 11/15/48	2	2,116
3.50%, 02/15/39	43	45,756
3.63%, 08/15/43	2,415	2,574,711
3.63%, 02/15/44	70	74,695
3.75%, 08/15/41	72	78,112
3.75%, 11/15/43	850,451	923,735,527
3.88%, 08/15/40	70,487	78,003,777
4.25%, 05/15/39	3,070	3,575,231

Security	Par/ Shares (000)	Value

U.S. Government Obligations (continued)
4.25%, 11/15/40	$78	$90,309
4.38%, 02/15/38	17,293	20,423,303
4.38%, 11/15/39	42,323	49,936,180
4.38%, 05/15/40	80	94,434
4.38%, 05/15/41	77	90,556
4.50%, 02/15/36(a)	2	2,386
4.50%, 05/15/38	3,048	3,646,765
4.50%, 08/15/39	77	92,367
4.63%, 02/15/40	84	102,257
4.75%, 02/15/37	31	37,913
4.75%, 02/15/41	82	101,158
5.00%, 05/15/37	1,042	1,305,797
5.25%, 11/15/28	19	21,570
5.25%, 02/15/29	19	21,667
5.38%, 02/15/31	30	35,735
5.50%, 08/15/28	20	22,884
6.13%, 11/15/27	39	45,240
6.13%, 08/15/29	20	24,181
6.25%, 05/15/30	32	39,620
6.38%, 08/15/27	2	2,331
U.S. Treasury Strip Coupon 0.00%, 02/15/29(b)	29,153	23,820,830
0.00%, 08/15/35(b)	12,502	8,333,177
0.00%, 08/15/36(b)	44,848	28,907,306
0.00%, 05/15/37(b)	21,969	13,763,363
0.00%, 05/15/43(b)	20,828	10,362,110

		16,541,198,875

Total U.S. Government Obligations — 99.3% (Cost: $18,067,433,390)		16,541,198,875

Short-Term Investments

Money Market Funds — 3.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.34%(c)(d)(e)	533,015	533,015,372

Total Short-Term Investments — 3.2% (Cost: $533,015,372)		533,015,372

Total Investments in Securities — 102.5% (Cost: $18,600,448,762)		17,074,214,247

Other Assets, Less Liabilities — (2.5)%		(409,644,381)

Net Assets — 100.0%		$16,664,569,866

(a)	All or a portion of this security is on loan.
(b)	Zero-coupon bond.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® U.S. Treasury Bond ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/22	Shares Held at 04/30/22 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$426,474,749	$106,540,623	(a)	$—	$—	$—	$533,015,372	533,015	$267,655	(b)	$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
U.S. Government Obligations	$—	$16,541,198,875	$—	$16,541,198,875
Money Market Funds	533,015,372	—	—	533,015,372

	$533,015,372	$16,541,198,875	$—	$17,074,214,247

See notes to financial statements.

26	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities (unaudited)

April 30, 2022

	iShares CMBS ETF	iShares GNMA Bond ETF	iShares Treasury Floating Rate Bond ETF	iShares U.S. Treasury Bond ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$742,343,708	$343,052,153	$928,275,248	$16,541,198,875
Affiliated(c)	4,770,000	23,484,000	72,000,000	533,015,372
Cash	5,056	1,816	9,597	5,816
Receivables:
Investments sold	5,832,517	—	263,800	24,654,361
Securities lending income — Affiliated	—	—	427	35,161
Capital shares sold	441,211	—	5,642,294	674,700
Dividends	539	5,444	7,030	20,622
Interest	2,017,098	821,451	1,099,593	98,646,321

Total assets	755,410,129	367,364,864	1,007,297,989	17,198,251,228

LIABILITIES
Collateral on securities loaned, at value	—	—	—	437,320,372
Payables:
Investments purchased	6,853,725	21,849,974	75,392,271	95,689,836
Investment advisory fees	152,728	27,802	92,299	671,154

Total liabilities	7,006,453	21,877,776	75,484,570	533,681,362

NET ASSETS	$748,403,676	$345,487,088	$931,813,419	$16,664,569,866

NET ASSETS CONSIST OF:
Paid-in capital	$813,231,091	$382,950,996	$930,644,405	$18,399,140,402
Accumulated earnings (loss)	(64,827,415)	(37,463,908)	1,169,014	(1,734,570,536)

NET ASSETS	$748,403,676	$345,487,088	$931,813,419	$16,664,569,866

Shares outstanding	15,400,000	7,500,000	18,500,000	690,700,000

Net asset value	$48.60	$46.06	$50.37	$24.13

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Securities loaned, at value	$—	$—	$—	$425,151,451
(b) Investments, at cost — Unaffiliated	$806,310,882	$371,603,369	$927,524,049	$18,067,433,390
(c) Investments, at cost — Affiliated	$4,770,000	$23,484,000	$72,000,000	$533,015,372

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	27

Statements of Operations (unaudited)

Six Months Ended April 30, 2022

	iShares CMBS ETF	iShares GNMA Bond ETF	iShares Treasury Floating Rate Bond ETF	iShares U.S. Treasury Bond ETF

INVESTMENT INCOME
Dividends — Affiliated	$1,564	$10,134	$8,619	$46,589
Interest — Unaffiliated	9,974,201	2,021,663	836,422	95,061,268
Securities lending income — Affiliated — net	—	—	889	221,066

Total investment income	9,975,765	2,031,797	845,930	95,328,923

EXPENSES
Investment advisory fees	982,472	210,137	325,600	4,032,985
Professional fees	217	217	217	217

Total expenses	982,689	210,354	325,817	4,033,202

Less:
Investment advisory fees waived	—	(14,116)	—	—

Total expenses after fees waived	982,689	196,238	325,817	4,033,202

Net investment income	8,993,076	1,835,559	520,113	91,295,721

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(2,443,747)	(5,457,963)	19,621	(102,269,376)
In-kind redemptions — Unaffiliated	—	—	124,994	7,317,492

Net realized gain (loss)	(2,443,747)	(5,457,963)	144,615	(94,951,884)

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	(72,389,919)	(26,779,820)	739,089	(1,426,147,863)

Net change in unrealized appreciation (depreciation)	(72,389,919)	(26,779,820)	739,089	(1,426,147,863)

Net realized and unrealized gain (loss)	(74,833,666)	(32,237,783)	883,704	(1,521,099,747)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(65,840,590)	$(30,402,224)	$1,403,817	$(1,429,804,026)

See notes to financial statements.

28	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

	iShares CMBS ETF		iShares GNMA Bond ETF

	Six Months Ended 04/30/22 (unaudited)	Year Ended 10/31/21	Six Months Ended 04/30/22 (unaudited)	Year Ended 10/31/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$8,993,076	$14,414,419	$1,835,559	$385,759
Net realized gain (loss)	(2,443,747)	2,035,608	(5,457,963)	(1,301,515)
Net change in unrealized appreciation (depreciation)	(72,389,919)	(16,946,499)	(26,779,820)	(4,933,632)

Net decrease in net assets resulting from operations	(65,840,590)	(496,472)	(30,402,224)	(5,849,388)

DISTRIBUTIONS TO SHAREHOLDERS(a)
From net investment income and net realized gain	(10,723,887)	(15,800,694)	(1,343,078)	(590,997)
Return of capital	—	—	—	(4,165,344)

Decrease in net assets resulting from distributions to shareholders	(10,723,887)	(15,800,694)	(1,343,078)	(4,756,341)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	4,582,237	345,487,641	(106,614,892)	13,169,725

NET ASSETS
Total increase (decrease) in net assets	(71,982,240)	329,190,475	(138,360,194)	2,563,996
Beginning of period	820,385,916	491,195,441	483,847,282	481,283,286

End of period	$748,403,676	$820,385,916	$345,487,088	$483,847,282

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	29

Statements of Changes in Net Assets (continued)

	iShares Treasury Floating Rate Bond ETF		iShares U.S. Treasury Bond ETF

	Six Months Ended 04/30/22 (unaudited)	Year Ended 10/31/21	Six Months Ended 04/30/22 (unaudited)	Year Ended 10/31/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income (loss)	$520,113	$(54,932)	$91,295,721	$146,145,828
Net realized gain (loss)	144,615	191,601	(94,951,884)	57,544,516
Net change in unrealized appreciation (depreciation)	739,089	(231,479)	(1,426,147,863)	(549,141,099)

Net increase (decrease) in net assets resulting from operations	1,403,817	(94,810)	(1,429,804,026)	(345,450,755)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(161,324)	(77,549)	(86,864,701)	(270,729,481)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	669,206,793	(145,814,606)	2,516,057,196	1,243,723,778

NET ASSETS
Total increase (decrease) in net assets	670,449,286	(145,986,965)	999,388,469	627,543,542
Beginning of period	261,364,133	407,351,098	15,665,181,397	15,037,637,855

End of period	$931,813,419	$261,364,133	$16,664,569,866	$15,665,181,397

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

30	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	iShares CMBS ETF

	Six Months Ended
	04/30/22 (unaudited)		Year Ended 10/31/21	Year Ended 10/31/20	Year Ended 10/31/19	Year Ended 10/31/18	Year Ended 10/31/17

Net asset value, beginning of period	$53.62		$54.88	$53.42	$49.36	$51.60	$52.43

Net investment income(a)	0.59		1.23	1.39	1.45	1.37	1.28
Net realized and unrealized gain (loss)(b)		(4.91)	(1.06)	1.47	4.04	(2.26)	(0.88)

Net increase (decrease) from investment operations		(4.32)	0.17	2.86	5.49	(0.89)	0.40

Distributions(c)
From net investment income		(0.58)	(1.22)	(1.40)	(1.43)	(1.35)	(1.23)
From net realized gain		(0.12)	(0.21)	—	—	—	—

Total distributions		(0.70)	(1.43)	(1.40)	(1.43)	(1.35)	(1.23)

Net asset value, end of period	$48.60		$53.62	$54.88	$53.42	$49.36	$51.60

Total Return(d)
Based on net asset value	(8.16	)%(e)	0.29%	5.42%	11.27%	(1.74)%	0.80%

Ratios to Average Net Assets(f)
Total expenses	0.25	%(g)	0.25%	0.25%	0.25%	0.25%	0.25%

Net investment income	2.29	%(g)	2.26%	2.58%	2.81%	2.72%	2.49%

Supplemental Data
Net assets, end of period (000)	$748,404		$820,386	$491,195	$422,024	$310,990	$250,247

Portfolio turnover rate(h)	13	%(e)	13%	26%	21%	13%	19%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	31

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares GNMA Bond ETF

	Six Months Ended
	04/30/22 (unaudited)		Year Ended 10/31/21	Year Ended 10/31/20	Year Ended 10/31/19	Year Ended 10/31/18		Year Ended 10/31/17

Net asset value, beginning of period	$49.88		$50.93	$50.35	$47.67	$49.74		$50.83

Net investment income(a)	0.21		0.04	0.77	1.34	1.12		0.80
Net realized and unrealized gain (loss)(b)		(3.86)	(0.61)	0.82	2.69	(2.05)		(0.72)

Net increase (decrease) from investment operations		(3.65)	(0.57)	1.59	4.03	(0.93)		0.08

Distributions(c)
From net investment income		(0.17)	(0.06)	(0.82)	(1.35)	(1.14)		(0.79)
From net realized gain	—		—	—	—	—		(0.26)
Return of capital	—		(0.42)	(0.19)	—	(0.00	)(d)	(0.12)

Total distributions		(0.17)	(0.48)	(1.01)	(1.35)	(1.14)		(1.17)

Net asset value, end of period	$46.06		$49.88	$50.93	$50.35	$47.67		$49.74

Total Return(e)
Based on net asset value	(7.34	)%(f)	(1.14)%	3.18%	8.55%	(1.90)%		0.18%

Ratios to Average Net Assets(g)
Total expenses	0.10	%(h)	0.15%	0.15%	0.15%	0.15%		0.15%

Total expenses after fees waived	0.09	%(h)	0.13%	0.12%	0.13%	0.12%		0.12%

Net investment income	0.87	%(h)	0.08%	1.51%	2.71%	2.31%		1.60%

Supplemental Data
Net assets, end of period (000)	$345,487		$483,847	$481,283	$178,753	$102,483		$126,827

Portfolio turnover rate(i)(j)	193	%(f)	498%	699%	529%	834%		917%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Rounds to less than $0.01.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.
(j)	Includes mortgage dollar roll transactions (“MDRs”).

See notes to financial statements.

32	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Treasury Floating Rate Bond ETF

	Six Months Ended
	04/30/22 (unaudited)		Year Ended 10/31/21		Year Ended 10/31/20	Year Ended 10/31/19	Year Ended 10/31/18	Year Ended 10/31/17

Net asset value, beginning of period	$50.26		$50.29		$50.28	$50.31	$50.24	$50.14

Net investment income (loss)(a)	0.06		(0.01)		0.31	1.08	0.92	0.39
Net realized and unrealized gain (loss)(b)	0.06		(0.01)		0.08	(0.04)	(0.07)	0.01

Net increase (decrease) from investment operations	0.12		(0.02)		0.39	1.04	0.85	0.40

Distributions(c)
From net investment income		(0.01)	(0.01)		(0.38)	(1.07)	(0.78)	(0.30)
From net realized gain	—		(0.00	)(d)	—	—	—	—

Total distributions		(0.01)	(0.01)		(0.38)	(1.07)	(0.78)	(0.30)

Net asset value, end of period	$50.37		$50.26		$50.29	$50.28	$50.31	$50.24

Total Return(e)
Based on net asset value	0.24	%(f)	(0.04)%		0.78%	2.09%	1.70%	0.80%

Ratios to Average Net Assets(g)
Total expenses	0.15	%(h)	0.15%		0.15%	0.15%	0.15%	0.15%

Net investment income (loss)	0.24	%(h)	(0.02)%		0.62%	2.15%	1.83%	0.77%

Supplemental Data
Net assets, end of period (000)	$931,813		$261,364		$407,351	$507,830	$306,913	$25,122

Portfolio turnover rate(i)	0	%(f)	74%		44%	20%	17%	68%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Rounds to less than $0.01.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	33

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares U.S. Treasury Bond ETF

	Six Months Ended
	04/30/22 (unaudited)		Year Ended 10/31/21	Year Ended 10/31/20	Year Ended 10/31/19	Year Ended 10/31/18	Year Ended 10/31/17

Net asset value, beginning of period	$26.46		$27.66	$26.28	$24.17	$25.16	$25.74

Net investment income(a)	0.14		0.25	0.39	0.53	0.48	0.40
Net realized and unrealized gain (loss)(b)		(2.33)	(0.96)	1.40	2.10	(1.00)	(0.61)

Net increase (decrease) from investment operations		(2..19)	(0.71)	1.79	2.63	(0.52)	(0.21)

Distributions(c)
From net investment income		(0.14)	(0.25)	(0.41)	(0.52)	(0.47)	(0.37)
From net realized gain	—		(0.24)	—	—	—	—

Total distributions		(0.14)	(0.49)	(0.41)	(0.52)	(0.47)	(0.37)

Net asset value, end of period	$24.13		$26.46	$27.66	$26.28	$24.17	$25.16

Total Return(d)
Based on net asset value	(8.33	)%(e)	(2.58)%	6.84%	10.99%	(2.10)%	(0.82)%

Ratios to Average Net Assets(f)
Total expenses	0.05	%(g)	0.09%	0.15%	0.15%	0.15%	0.15%

Net investment income	1 .13	%(g)	0.95%	1.43%	2.09%	1.95%	1.58%

Supplemental Data
Net assets, end of period (000)	$16,664,570		$15,665,181	$15,037,638	$15,219,211	$6,747,196	$5,211,634

Portfolio turnover rate(h)	31	%(e)	128%	91%	22%	27%	47%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

34	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):

iShares ETF	Diversification Classification
CMBS	Diversified
GNMA Bond	Diversified
Treasury Floating Rate Bond	Diversified
U.S. Treasury Bond	Diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed (the “trade dates”). Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.

Segregation and Collateralization: In cases where a Fund enters into certain investments (e.g., dollar rolls) that would be treated as “senior securities” for 1940 Act purposes, a Fund may segregate or designate on its books and record cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche

N O T E S T O F I N A N C I A L S T A T E M E N T S	35

Notes to Financial Statements (unaudited)  (continued)

of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.

Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.

Stripped Bonds: A stripped bond is a bond that has had its coupon payments and principal repayment stripped into two separate components then selling the separate parts as a zero-coupon bond and an interest paying coupon bond. Once stripped, each component trades as a separate security. Stripped bonds have a greater sensitivity to changes in interest rates than similar maturity debt obligations which provide for regular interest payments.

36	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited)  (continued)

Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.

TBA Commitments: TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.

Mortgage Dollar Roll Transactions: Certain Funds may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

U.S. Treasury Bond
Barclays Capital, Inc.	$17,921,950	$17,921,950		$—	$—
BofA Securities, Inc.	134,242,188	134,242,188		—	—
Goldman Sachs & Co. LLC	133,793,579	133,793,579		—	—
J.P. Morgan Securities LLC	39,303,108	39,303,108		—	—
Morgan Stanley	99,890,626	99,890,626		—	—

	$425,151,451	$425,151,451		$—	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund’s statement of assets and liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

N O T E S T O F I N A N C I A L S T A T E M E N T S	37

Notes to Financial Statements (unaudited) (continued)

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee

CMBS	0.25%
GNMA Bond	0.10
Treasury Floating Rate Bond	0.15
U.S. Treasury Bond	0.05

Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statement of Operations does not include acquired fund fees and expenses.

For the iShares GNMA Bond ETF, BFA has contractually agreed to waive a portion of its investment advisory fees for the Fund through February 29, 2024 in an amount equal to the acquired fund fees and expenses, if any, attributable to the Fund’s investments in other registered investment companies.

This amount is included in investment advisory fees waived in the Statements of Operations. For the six months ended April 30, 2022, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:

iShares ETF	Amounts waived
GNMA Bond	$14,116

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended April 30, 2022, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC

Treasury Floating Rate Bond	$344
U.S. Treasury Bond	94,367

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

38	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended April 30, 2022, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
U.S. Treasury Bond	$1,808,088,530	$1,913,125,943	$(42,879,177)

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

6.	PURCHASES AND SALES

For the six months ended April 30, 2022, purchases and sales of investments, including mortgage dollar rolls and excluding short-term investments and in-kind transactions, were as follows:

	U.S. Government Securities		Other Securities
iShares ETF	Purchases	Sales	Purchases	Sales
CMBS	$62,501,340	$61,441,292	$42,397,016	$56,690,452
GNMA Bond	810,159,189	912,893,745	—	—
Treasury Floating Rate Bond	79,009,408	869,387	—	—
U.S. Treasury Bond	5,173,190,520	5,009,101,592	—	—

For the six months ended April 30, 2022, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
CMBS	$16,682,144	$—
Treasury Floating Rate Bond	802,624,247	144,520,023
U.S. Treasury Bond	3,307,302,411	874,168,191

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2022, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of October 31, 2021, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring
GNMA Bond	$3,701,329
U.S. Treasury Bond	122,194,650

As of April 30, 2022, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
CMBS	$811,089,564	$84,138	$(64,059,994)	$(63,975,856)
GNMA Bond	395,128,012	29,815	(28,621,674)	(28,591,859)
Treasury Floating Rate Bond	999,524,049	762,450	(11,251)	751,199
U.S. Treasury Bond	18,608,971,164	1,377,495	(1,536,134,412)	(1,534,756,917)

N O T E S T O F I N A N C I A L S T A T E M E N T S	39

Notes to Financial Statements (unaudited) (continued)

8.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.

An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. Although vaccines have been developed and approved for use by various governments, the duration of this pandemic and its effects cannot be determined with certainty.

Valuation Risk: The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Funds may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

Certain Funds invest a significant portion of their assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. When a Fund concentrates its investments in this manner, it assumes a greater risk of prepayment or payment extension by securities issuers. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions. Investment percentages in these securities are presented in the Schedule of Investments.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a Fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates ceased to be published or no longer are representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

40	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

9.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 04/30/22		Year Ended 10/31/21
iShares ETF	Shares	Amount	Shares	Amount

CMBS
Shares sold	1,400,000	$72,775,750	6,950,000	$378,337,893
Shares redeemed	(1,300,000)	(68,193,513)	(600,000)	(32,850,252)

Net increase	100,000	$4,582,237	6,350,000	$345,487,641

GNMA Bond
Shares sold	400,000	$20,131,624	1,550,000	$78,612,344
Shares redeemed	(2,600,000)	(126,746,516)	(1,300,000)	(65,442,619)

Net increase (decrease)	(2,200,000)	$(106,614,892)	250,000	$13,169,725

Treasury Floating Rate Bond
Shares sold	16,200,000	$815,076,773	3,200,000	$160,881,792
Shares redeemed	(2,900,000)	(145,869,980)	(6,100,000)	(306,696,398)

Net increase (decrease)	13,300,000	$669,206,793	(2,900,000)	$(145,814,606)

U.S. Treasury Bond
Shares sold	133,800,000	$3,422,368,606	220,600,000	$5,882,272,810
Shares redeemed	(35,200,000)	(906,311,410)	(172,200,000)	(4,638,549,032)

Net increase	98,600,000	$2,516,057,196	48,400,000	$1,243,723,778

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.

10.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	41

Statement Regarding Liquidity Risk Management Program (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares CMBS ETF, iShares GNMA Bond ETF, iShares Treasury Floating Rate Bond ETF and iShares U.S. Treasury Bond ETF (the “Funds” or “ETFs”), each a series of the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.

The Board of Trustees (the “Board”) of the Trust, on behalf of the Funds, met on December 9, 2021 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2020 through September 30, 2021 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish each Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays and the imposition of capital controls in certain non-U.S. countries.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing each Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure, with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size (“RATS”). The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. While the ETFs generally do not engage in borrowing, certain of the ETFs have the flexibility to draw on a line of credit to meet redemption requests or facilitate settlements.

d)

The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs and reviewed any persistent deviations from long-term averages.

e)

The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.

As part of BlackRock’s continuous review of the effectiveness of the Program, the Committee made the following material changes to the Program: (1) updates to certain model components in the Program’s methodology; and (2) certain iShares Funds entered into a $800 million credit agreement with a group of lenders that replaced a previous liquidity facility. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

42	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

April 30, 2022

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date

iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share

CMBS	$0.575844	$0.123809	$—	$0.699653	82%	18%	—%	100%
GNMA Bond	0.167230	—	—	0.167230	100	—	—	100
Treasury Floating Rate Bond(a)	0.014133	—	0.000324	0.014457	98	—	2	100
U.S. Treasury Bond(a)	0.137606	—	0.000890	0.138496	99	—	1	100

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

S U P P L E M E N T A L I N F O R M A T I O N	43

General Information

Electronic Delivery

Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

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Want to know more?

iShares.com    |     1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Bloomberg Index Services Limited or Interactive Data Pricing and Reference Data LLC, nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.

©2022 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-1005-0422

APRIL 30, 2022

2022 Semi-Annual Report (Unaudited)

iShares Trust

•  iShares Core 1-5 Year USD Bond ETF | ISTB | NASDAQ

•  iShares Core International Aggregate Bond ETF | IAGG | Cboe BZX

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of April 30, 2022 saw the emergence of significant challenges that disrupted the economic recovery and strong financial markets which characterized 2021. The U.S. economy shrank in the first quarter of 2022, ending the run of robust growth which followed reopening and the development of the COVID-19 vaccines. Rapid changes in consumer spending led to supply constraints and elevated inflation, which reached a 40-year high. Moreover, while the foremost effect of Russia’s invasion of Ukraine has been a severe humanitarian crisis, the invasion has presented challenges for both investors and policymakers.

Equity prices were mixed but mostly down, as persistently high inflation drove investors’ expectations for higher interest rates, particularly weighing on relatively high valuation growth stocks and economically sensitive small-capitalization stocks. Overall, small-capitalization U.S. stocks declined, while large-capitalization U.S. stocks were nearly flat. Both emerging market stocks and international equities from developed markets fell significantly, pressured by rising interest rates and a strengthening U.S. dollar.

The 10-year U.S. Treasury yield (which is inversely related to bond prices) rose during the reporting period as increasing inflation drove investors’ expectations for higher interest rates. The corporate bond market also faced inflationary headwinds, and increasing uncertainty led to higher corporate bond spreads (the difference in yield between U.S. Treasuries and similarly-dated corporate bonds).

The U.S. Federal Reserve (the “Fed”), acknowledging that inflation is growing faster than expected, raised interest rates in March 2022, the first increase of this business cycle. Furthermore, the Fed wound down its bond-buying programs and raised the prospect of reversing the flow and reducing its balance sheet. Continued high inflation and the Fed’s new tone led many analysts to anticipate that the Fed will continue to raise interest rates multiple times throughout the year.

Looking ahead, however, the horrific war in Ukraine has significantly clouded the outlook for the global economy, leading to major volatility in energy and metal markets. Sanctions on Russia, Europe’s top energy supplier, and general wartime disruption are likely to drive already-high commodity prices even higher. We believe sharp increases in energy prices will exacerbate inflationary pressure while also constraining economic growth. Combating inflation without stifling a recovery, while buffering against ongoing supply and price shocks amid the ebb and flow of the pandemic, will be an especially challenging environment for setting effective monetary policy. Despite the likelihood of more rate increases on the horizon, we believe the Fed will err on the side of protecting employment, even at the expense of higher inflation.

In this environment, we favor an overweight to equities, as valuations have become more attractive and inflation-adjusted interest rates remain low. Sectors that are better poised to manage the transition to a lower-carbon world, such as technology and healthcare, are particularly attractive in the long term. We favor U.S. equities due to strong earnings momentum, while Japanese equities should benefit from supportive monetary and fiscal policy. We are underweight credit overall, but inflation-protected U.S. Treasuries, Asian fixed income, and emerging market local-currency bonds offer potential opportunities for additional yield. We believe that international diversification and a focus on sustainability and quality can help provide portfolio resilience.

Overall, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of April 30, 2022

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	(9.65)%	0.21%

U.S. small cap equities (Russell 2000® Index)	(18.38)	(16.87)

International equities (MSCI Europe, Australasia, Far East Index)	(11.80)	(8.15)

Emerging market equities (MSCI Emerging Markets Index)	(14.15)	(18.33)

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.07	0.08

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(10.29)	(8.86)

U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	(9.47)	(8.51)

Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	(7.90)	(7.88)

U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	(7.40)	(5.22)

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Fund Summary as of April 30, 2022	iShares® Core 1-5 Year USD Bond ETF

Investment Objective

The iShares Core 1-5 Year USD Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated bonds that are rated either investment-grade or high yield with remaining maturities between one and five years, as represented by the Bloomberg U.S. Universal 1-5 Year Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception

Fund NAV	(5.06)%	(5.36)%	1.25%	1.30%	(5.36)%	6.42%	13.12%
Fund Market	(4.78)	(5.15)	1.28	1.33	(5.15)	6.57	13.47
Index	(5.13)	(5.39)	1.31	1.39	(5.39)	6.73	14.08

The inception date of the Fund was 10/18/12. The first day of secondary market trading was 10/22/12.

Index Performance through June 2, 2014 reflects the performance of the Bloomberg U.S. Government/Credit 1-5 Year Bond Index. Index performance beginning on June 3, 2014 reflects the performance of the Bloomberg U.S. Universal 1-5 Year Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 6 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (11/01/21)	Ending Account Value (04/30/22)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/21)	Ending Account Value (04/30/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 949.40	$ 0.29		$ 1,000.00	$ 1,024.50	$ 0.30		0.06%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

	Percent of
Moody’s Credit Rating*	Total Investments	(a)

Aaa	57.2%
Aa	4.7
A	13.6
Baa	13.0
Ba	3.5
B	2.7
Caa	0.8
Not Rated	4.5

ALLOCATION BY INVESTMENT TYPE

	Percent of
Investment Type	Total Investments	(a)

U.S. Government & Agency Obligations	56.1%
Corporate Bonds & Notes	35.8
Foreign Government Obligations	6.3
Collaterized Mortgage Obligations	1.3
Asset-Backed Securities	0.6
Municipal Debt Obligations	0.0	(b)
TBA Sales Commitments	(0.1)
Common Stocks	0.0	(b)

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.
(b)	Rounds to less than 0.1%

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Fund Summary as of April 30, 2022	iShares® Core International Aggregate Bond ETF

Investment Objective

The iShares Core International Aggregate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of global non-U.S. dollar-denominated investment-grade bonds that mitigates exposure to fluctuations between the value of the component currencies and the U.S. dollar, as represented by the Bloomberg Global Aggregate ex USD 10% Issuer Capped (Hedged) Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception

Fund NAV	(5.94)%	(5.80)%	1.76%	2.29%	(5.80)%	9.13%	15.81%
Fund Market	(6.11)	(6.06)	1.70	2.28	(6.06)	8.78	15.69
Index	(5.94)	(5.83)	1.86	2.37	(5.83)	9.65	16.39

The inception date of the Fund was 11/10/15. The first day of secondary market trading was 11/12/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 6 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (11/01/21)	Ending Account Value (04/30/22)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/21)	Ending Account Value (04/30/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 940.60	$ 0.38		$ 1,000.00	$ 1,024.40	$ 0.40		0.08%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” for more information.

Portfolio Information

ALLOCATION BY INVESTMENT TYPE

	Percent of
Investment Type	Total Investments	(a)

Foreign Government Obligations	80.7%
Corporate Bonds & Notes	19.3

TEN LARGEST GEOGRAPHIC ALLOCATION

	Percent of
Country/Geographic Region	Total Investments	(a)

China	17.1%
Japan	11.2
France	10.0
United Kingdom	9.0
Germany	8.6
Canada	6.2
Italy	6.1
Spain	4.5
Australia	3.0
Supranational	3.0

(a)	Excludes money market funds.

F U N D S U M M A R Y	5

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2) ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.

The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in a Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

6	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) April 30, 2022	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities
American Express Credit Account Master Trust Class A, 0.90%, 11/15/26	$5,000	$4,717,731
Series 2018-2, Class A, 3.01%, 10/15/25	3,000	3,013,486
AmeriCredit Automobile Receivables Trust Series 2021-1, Class A3, 0.37%, 08/18/25 (Call 04/18/24)	2,290	2,257,216
BA Credit Card Trust Series 2021-A1, Class A1, 0.44%, 09/15/26	3,510	3,332,373
BMW Vehicle Lease Trust1.10%, 03/25/25 (Call 04/25/24)	3,350	3,255,582
Capital One Multi-Asset Execution Trust Series 2021-A1, Class A1, 0.55%, 07/15/26	2,000	1,886,284
CarMax Auto Owner Trust Series 2021-4, Class A3, 0.56%, 09/15/26 (Call 12/15/24)	2,250	2,158,448
Discover Card Execution Note Trust Series 2022-A1, Class A1, 1.96%, 02/15/27	2,300	2,222,370
Drive Auto Receivables Trust Series 2018-2, Class D, 4.14%, 08/15/24 (Call 08/15/22)	521	522,863
GM Financial Consumer Automobile Receivables Trust
Series 2019-2, Class A4, 2.65%, 02/16/24 (Call 12/16/22)	198	198,472
Series 2020-2, Class A3, 1.49%, 12/16/24 (Call 10/16/23)	1,164	1,158,207
Honda Auto Receivables Owner Trust Series 2020-2, Class A4, 1.09%, 10/15/26 (Call 09/15/23)	2,750	2,683,207
Nissan Auto Lease Trust Series 2020-A, Class A4, 1.88%, 04/15/25 (Call 09/15/22)	1,870	1,870,797
Santander Drive Auto Receivables Trust Series 2021-3, Class C, 0.95%, 09/15/27 (Call 01/15/24)	1,370	1,339,768
Toyota Auto Receivables Owner Trust Series 2021-B, Class A4, 0.53%, 10/15/26 (Call 02/15/25)	750	700,428
Verizon Master Trust Series 2021-1, Class A, 0.50%, 05/20/27 (Call 05/20/24)	2,870	2,711,540
World Omni Select Auto Trust Series 2020-A, Class A3, 0.55%, 07/15/25 (Call 09/15/23)	394	390,659

Total Asset-Backed Securities — 0.6% (Cost: $35,692,521)		34,419,431

Collaterized Mortgage Obligations

Mortgage-Backed Securities — 1.3%
Benchmark Mortgage Trust
Series 2018-B21, Class A2, 1.74%, 12/17/53 (Call 12/15/25)	1,000	933,110
Series 2018-B4, Class A2, 3.98%, 07/15/51	3,009	3,023,333
CD Mortgage Trust, Series 2016-CD2, Class A3, 3.25%, 11/10/49 (Call 10/10/26)	946	921,839
COMM Mortgage Trust
Class-A4, 3.09%, 10/10/49 (Call 08/10/26)	5,440	5,268,384
Series 2013-CR12, Class A4, 4.05%, 10/10/46 (Call 10/10/23)	2,000	2,005,428
Series 2013-CR9, Class A4, 4.41%, 07/10/45(a)	1,974	1,973,607
Series 2014-CR20, Class A3, 3.33%, 11/10/47 (Call 09/10/24)	3,620	3,579,217
Series 2014-CR20, Class A4, 3.59%, 11/10/47 (Call 10/10/24)	4,200	4,178,368
Series 2015-CR25, Class A4, 3.76%, 08/10/48 (Call 08/10/25)	2,650	2,639,557
Series 2015-CR27, Class A4, 3.61%, 10/10/48 (Call 09/10/25)	1,335	1,324,569

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series 2015-LC21, Class A4, 3.71%, 07/10/48 (Call 05/10/25)	$1,560	$1,553,165
Series 2015-PC1, Class A5, 3.90%, 07/10/50 (Call 05/10/25)	4,000	3,995,156
GS Mortgage Securities Trust
Series 2014-GC20, Class AAB, 3.66%, 04/10/47 (Call 12/10/23)	841	844,863
Series 2014-GC24, Class A4, 3.67%, 09/10/47 (Call 08/10/24)	1,944	1,936,958
Series 2014-GC24, Class A5, 3.93%, 09/10/47 (Call 08/10/24)	4,000	4,011,492
Series 2017-GS7, Class AAB, 3.20%, 08/10/50 (Call 03/10/27)	4,000	3,937,718
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class A4, 4.17%, 12/15/46	2,831	2,851,532
JPMBB Commercial Mortgage Securities Trust
Series 2014-C18, Class A5, 4.08%, 02/15/47 (Call 02/15/24)	225	225,866
Series 2014-C22, Class A4, 3.80%, 09/15/47 (Call 08/15/24)	3,000	3,005,536
Series 2015-C27, Class AS, 3.02%, 02/15/48 (Call 11/15/24)	1,193	1,184,225
Series 2015-C29, Class A4, 3.61%, 05/15/48 (Call 04/15/25)	2,000	1,985,841
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-C20, Class A5, 3.80%, 07/15/47 (Call 05/15/24)	150	149,958
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C10, Class A4, 4.21%, 07/15/46 (Call 06/15/23)(a)	3,000	3,003,885
Series 2013-C10, Class AS, 4.21%, 07/15/46 (Call 06/15/23)(a)	1,000	1,002,189
Series 2013-C11, Class A4, 4.30%, 08/15/46 (Call 07/15/23)(a)	1,000	999,128
Series 2013-C7, Class A3, 2.66%, 02/15/46 (Call 11/15/22)	1,173	1,170,953
Series 2014-C17, Class A4, 3.44%, 08/15/47 (Call 02/15/24)	2,405	2,372,835
Series 2014-C18, Class ASB, 3.62%, 10/15/47	729	731,618
Series 2015-C22, Class A4, 3.31%, 04/15/48 (Call 04/15/25)	250	245,604
Series 2016-C31, Class A5, 3.10%, 11/15/49 (Call 10/15/26)	1,000	966,117
Morgan Stanley Capital I Trust, Series 2019-L3, Class AS, 3.49%, 11/15/52 (Call 11/15/29)	970	919,513
SG Commercial Mortgage Securities Trust, Series 2016-C5, Class C5, 2.90%, 10/10/48 (Call 10/10/25)	972	955,677
UBS Commercial Mortgage Trust, Series 2018-C14, Class ASB, 4.39%, 12/15/51 (Call 07/15/28)	3,890	3,948,575
Wells Fargo Commercial Mortgage Trust
Series 2014-LC18, Class ASB, 3.24%, 12/15/47 (Call 10/15/24)	782	781,850
Series 2016-C35, Class A4, 2.93%, 07/15/48 (Call 06/15/26)	1,000	961,515
Series 2016-NXS5, Class A6, 3.64%, 01/15/59 (Call 01/15/26)	5,000	4,953,485

S C H E D U L E O F I N V E S T M E N T S	7

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
WFRBS Commercial Mortgage Trust, Series 2012-C10, Class A3, 2.88%, 12/15/45 (Call 12/15/22)	$3,000	$3,000,831

		77,543,497

Total Collaterized Mortgage Obligations — 1.3% (Cost: $83,042,046)		77,543,497

Corporate Bonds & Notes

Advertising — 0.0%
Clear Channel International BV, 6.63%, 08/01/25
(Call 05/10/22)(b)	200	202,024
National CineMedia LLC, 5.75%, 08/15/26 (Call 05/31/22)	50	35,715
Omnicom Group Inc./Omnicom Capital Inc.
3.60%, 04/15/26 (Call 01/15/26)	288	285,016
3.65%, 11/01/24 (Call 08/01/24)	885	885,230
Outfront Media Capital LLC/Outfront Media Capital Corp., 6.25%, 06/15/25 (Call 06/15/22)(b)	220	223,309
Summer BC Bidco B LLC, 5.50%, 10/31/26 (Call 07/15/23)(b)	225	216,196
WPP Finance 2010, 3.75%, 09/19/24	398	397,586

		2,245,076

Aerospace & Defense — 0.6%
BAE Systems Holdings Inc.
3.80%, 10/07/24(b)	326	324,559
3.85%, 12/15/25 (Call 09/15/25)(b)	690	681,306
Boeing Co. (The)
1.43%, 02/04/24 (Call 05/10/22)	1,329	1,276,996
1.88%, 06/15/23 (Call 04/15/23)	490	482,807
1.95%, 02/01/24	1,134	1,103,994
2.20%, 02/04/26 (Call 02/04/23)	2,670	2,439,339
2.25%, 06/15/26 (Call 03/15/26)	220	201,364
2.60%, 10/30/25 (Call 07/30/25)	25	23,709
2.70%, 02/01/27 (Call 12/01/26)	500	460,350
2.75%, 02/01/26 (Call 01/01/26)	875	827,312
2.80%, 03/01/24 (Call 02/01/24)	560	551,001
2.85%, 10/30/24 (Call 07/30/24)(c)	61	59,640
4.51%, 05/01/23 (Call 04/01/23)	1,263	1,277,954
4.88%, 05/01/25 (Call 04/01/25)	1,783	1,804,699
Bombardier Inc.
7.13%, 06/15/26 (Call 06/15/23)(b)	615	569,797
7.50%, 12/01/24 (Call 05/30/22)(b)	365	364,387
7.50%, 03/15/25 (Call 05/30/22)(b)	637	619,833
7.88%, 04/15/27 (Call 05/30/22)(b)	667	621,517
Embraer Netherlands Finance BV
5.05%, 06/15/25	850	843,616
5.40%, 02/01/27	100	96,897
F-Brasile SpA/F-Brasile U.S. LLC, Series XR, 7.38%, 08/15/26 (Call 08/15/22)(b)	235	207,874
General Dynamics Corp.
1.15%, 06/01/26 (Call 05/01/26)	105	95,572
1.88%, 08/15/23 (Call 06/15/23)	360	355,860
2.38%, 11/15/24 (Call 09/15/24)	220	215,479
3.25%, 04/01/25 (Call 03/01/25)	1,070	1,067,090
3.38%, 05/15/23 (Call 04/15/23)	580	584,495
3.50%, 05/15/25 (Call 03/15/25)	429	430,390
Hexcel Corp.
4.20%, 02/15/27 (Call 11/15/26)	218	213,915
4.95%, 08/15/25 (Call 05/15/25)	160	162,458

Security	Par (000)	Value

Aerospace & Defense (continued)
Howmet Aerospace Inc.
5.13%, 10/01/24 (Call 07/01/24)	$645	$656,217
5.90%, 02/01/27	30	30,814
6.88%, 05/01/25 (Call 04/01/25)	485	512,572
L3Harris Technologies Inc.
3.83%, 04/27/25 (Call 01/27/25)	259	259,277
3.85%, 06/15/23 (Call 05/15/23)	887	894,726
3.95%, 05/28/24 (Call 02/28/24)	407	409,898
Lockheed Martin Corp.
2.90%, 03/01/25 (Call 05/11/22)	508	508,086
3.55%, 01/15/26 (Call 10/15/25)	1,080	1,088,456
Maxar Space Robotics LLC, 9.75%, 12/31/23
(Call 05/10/22)(b)	240	255,895
Northrop Grumman Corp.
2.93%, 01/15/25 (Call 11/15/24)	1,231	1,210,738
3.25%, 08/01/23	319	320,254
Raytheon Technologies Corp.
3.20%, 03/15/24 (Call 01/15/24)	843	844,307
3.50%, 03/15/27 (Call 12/15/26)	500	493,720
3.70%, 12/15/23 (Call 09/15/23)	192	193,751
3.95%, 08/16/25 (Call 06/16/25)	1,050	1,062,474
Rolls-Royce PLC, 3.63%, 10/14/25 (Call 07/14/25)(b)	500	468,155
Spirit AeroSystems Inc.
3.85%, 06/15/26 (Call 03/15/26)	30	28,114
3.95%, 06/15/23 (Call 05/15/23)	155	151,885
5.50%, 01/15/25 (Call 10/15/22)(b)	280	279,093
7.50%, 04/15/25 (Call 05/31/22)(b)	650	660,146
ST Engineering RHQ Ltd., 1.50%, 04/29/25
(Call 01/29/25)(d)	600	566,364
Teledyne Technologies Inc.
0.95%, 04/01/24 (Call 05/31/22)	265	252,688
1.60%, 04/01/26 (Call 03/01/26)	170	154,078
TransDigm Inc.
6.25%, 03/15/26 (Call 05/31/22)(b)	2,200	2,202,816
6.38%, 06/15/26 (Call 05/31/22)	555	548,434
7.50%, 03/15/27 (Call 05/31/22)	275	277,051
8.00%, 12/15/25 (Call 05/31/22)(b)	575	598,661
TransDigm UK Holdings PLC, 6.88%, 05/15/26
(Call 05/31/22)	250	249,028
Triumph Group Inc.
6.25%, 09/15/24 (Call 05/31/22)(b)	280	269,699
7.75%, 08/15/25 (Call 05/31/22)	255	248,079
8.88%, 06/01/24 (Call 02/01/23)(b)	293	303,047

		33,962,733

Agriculture — 0.3%
Altria Group Inc.
2.35%, 05/06/25 (Call 04/06/25)	1,148	1,099,210
4.40%, 02/14/26 (Call 12/14/25)	370	374,333
Archer-Daniels-Midland Co., 2.50%, 08/11/26
(Call 05/11/26)	100	96,105
BAT Capital Corp.
2.79%, 09/06/24 (Call 08/06/24)	806	787,381
3.22%, 08/15/24 (Call 06/15/24)	1,259	1,242,570
3.22%, 09/06/26 (Call 07/06/26)	380	358,621
BAT International Finance PLC
1.67%, 03/25/26 (Call 02/25/26)	1,720	1,545,093
3.95%, 06/15/25(b)	274	270,197
Bunge Ltd. Finance Corp., 1.63%, 08/17/25
(Call 07/17/25)	727	676,473

8	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Agriculture (continued)
Cargill Inc.
0.40%, 02/02/24 (Call 01/02/24)(b)	$510	$486,152
0.75%, 02/02/26 (Call 01/02/26)(b)	815	734,217
1.38%, 07/23/23(b)	1,121	1,101,528
3.50%, 04/22/25(b)	100	99,861
3.63%, 04/22/27(b)	600	595,530
Darling Ingredients Inc., 5.25%, 04/15/27
(Call 05/10/22)(b)	250	250,753
Imperial Brands Finance PLC
3.13%, 07/26/24 (Call 06/26/24)(b)	475	465,334
3.50%, 07/26/26 (Call 05/26/26)(b)	680	648,496
4.25%, 07/21/25 (Call 04/21/25)(b)	540	536,123
MHP Lux SA, 6.95%, 04/03/26(d)	200	102,000
MHP SE, 7.75%, 05/10/24(d)	400	202,000
Philip Morris International Inc.
0.88%, 05/01/26 (Call 04/01/26)	375	336,847
1.13%, 05/01/23	196	192,897
1.50%, 05/01/25 (Call 04/01/25)	662	624,849
2.13%, 05/10/23 (Call 03/10/23)	383	381,269
2.75%, 02/25/26 (Call 11/25/25)	595	576,531
2.88%, 05/01/24 (Call 04/01/24)	772	769,213
3.25%, 11/10/24	697	695,690
3.38%, 08/11/25 (Call 05/11/25)	292	289,936
3.60%, 11/15/23	250	252,785
Reynolds American Inc.
4.45%, 06/12/25 (Call 03/12/25)	1,276	1,285,749
4.85%, 09/15/23	320	326,362
Turning Point Brands Inc., 5.63%, 02/15/26
(Call 02/15/23)(b)	140	133,167
Vector Group Ltd., 10.50%, 11/01/26 (Call 05/31/22)(b)	310	317,170
Viterra Finance BV
2.00%, 04/21/26 (Call 03/21/26)(b)	795	714,315
4.90%, 04/21/27(b)	600	588,864

		19,157,621

Airlines — 0.3%
Air Canada, 3.88%, 08/15/26 (Call 02/15/26)(b)	595	550,137
Air Canada Pass Through Trust, Series 2020-1, Class C, 10.50%, 07/15/26(b)	150	169,461
Allegiant Travel Co., 8.50%, 02/05/24 (Call 08/05/23)(b)	75	77,083
American Airlines Group Inc., 3.75%, 03/01/25(b)(c)	235	211,079
American Airlines Inc., 11.75%, 07/15/25(b)	1,285	1,480,744
American Airlines Inc./AAdvantage Loyalty IP Ltd., 5.50%, 04/20/26(b)	1,725	1,709,665
American Airlines Pass Through Trust
Series 2013-1, Class A, 4.00%, 01/15/27	143	134,995
Series 2013-2, Class A, 4.95%, 07/15/24	138	136,575
Series 2014-1, Class A, 3.70%, 04/01/28	291	275,336
Azul Investments LLP, 7.25%, 06/15/26 (Call 06/15/24)(d)	400	343,700
British Airways Pass Through Trust, Series 2013-1, Class A, 4.63%, 12/20/25(b)	80	79,396
Continental Airlines 2012-2 Class A Pass Through Trust, Series 2012-2 A, Class A, 4.00%, 10/29/24	147	145,445
Delta Air Lines Inc.
2.90%, 10/28/24 (Call 09/28/24)	515	491,809
3.80%, 04/19/23 (Call 03/19/23)	197	196,612
7.00%, 05/01/25(b)	1,574	1,684,322
7.38%, 01/15/26 (Call 12/15/25)	595	633,812
Delta Air Lines Inc. Pass Through Trust, Series 2019-1, Class AA, 3.20%, 10/25/25	130	128,319
Delta Air Lines Inc./SkyMiles IP Ltd., 4.50%, 10/20/25(b)	1,522	1,516,079

Security	Par (000)	Value

Airlines (continued)
Gol Finance SA, 7.00%, 01/31/25(d)	$650	$559,214
Hawaiian Airlines Pass Through Certificates, Series 2013-1, Class A, 3.90%, 07/15/27(c)	158	141,680
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., 5.75%, 01/20/26 (Call 01/20/24)(b)	575	561,206
Southwest Airlines Co.
4.75%, 05/04/23	670	680,720
5.25%, 05/04/25 (Call 04/04/25)	1,037	1,070,215
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., 8.00%, 09/20/25 (Call 09/20/23)(b)	273	288,154
U.S. Airways Pass Through Trust, Series 2013-1, Class A, 3.95%, 05/15/27	168	161,066
United Airlines Holdings Inc.
4.88%, 01/15/25(c)	190	184,078
5.00%, 02/01/24(c)	160	159,426
United Airlines Inc., 4.38%, 04/15/26 (Call 10/15/25)(b)	975	939,510
United Airlines Pass Through Trust
Series 16-2, Class B, 3.65%, 04/07/27(c)	15	14,298
Series 2012-1 A, Class A, 4.15%, 10/11/25	139	138,151
Series 2013-1, Class A, 4.30%, 08/15/25	330	328,933
Series 2014-1, Class A, 4.00%, 10/11/27	234	230,126
Series 2014-2, Class A, 3.75%, 03/03/28	127	124,345
Series 2016-1, Class B, 3.65%, 07/07/27(c)	82	76,829
Series 2018-1, Class B, 4.60%, 09/01/27	85	81,786
Series 2020-1, Class B, 4.88%, 07/15/27	208	200,738

		15,905,044

Apparel — 0.1%
Hanesbrands Inc.
4.63%, 05/15/24 (Call 02/15/24)(b)	535	530,254
4.88%, 05/15/26 (Call 02/15/26)(b)	490	478,975
Michael Kors USA Inc., 4.50%, 11/01/24 (Call 09/01/24)(b)	425	415,956
NIKE Inc.
2.40%, 03/27/25 (Call 02/27/25)	598	584,288
2.75%, 03/27/27 (Call 01/27/27)	200	193,064
PVH Corp., 4.63%, 07/10/25 (Call 06/10/25)	948	955,745
Ralph Lauren Corp., 3.75%, 09/15/25 (Call 07/15/25)	93	93,417
Under Armour Inc., 3.25%, 06/15/26 (Call 03/15/26)	330	304,752
VF Corp., 2.40%, 04/23/25 (Call 03/23/25)	463	447,841
William Carter Co. (The), 5.63%, 03/15/27 (Call 05/31/22)(b)	250	249,080

		4,253,372

Auto Manufacturers — 1.3%
American Honda Finance Corp.
0.65%, 09/08/23	190	184,536
0.75%, 08/09/24	150	141,768
0.88%, 07/07/23	460	450,349
1.00%, 09/10/25	1,120	1,030,814
1.20%, 07/08/25	346	321,873
1.30%, 09/09/26	335	304,294
1.50%, 01/13/25	1,005	957,102
1.95%, 05/10/23	924	916,608
2.15%, 09/10/24	515	501,770
2.40%, 06/27/24	529	521,568
2.90%, 02/16/24	147	146,377
3.45%, 07/14/23	515	518,734
3.55%, 01/12/24	832	837,949
3.63%, 10/10/23	401	404,461
Aston Martin Capital Holdings Ltd., 10.50%, 11/30/25 (Call 11/01/24)(b)	630	634,681

S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers (continued)
Baic Finance Investment Co. Ltd., 2.00%, 03/16/24(d)	$200	$192,718
BMW Finance NV, 2.40%, 08/14/24 (Call 07/14/24)(b)	525	514,468
BMW U.S. Capital LLC
0.75%, 08/12/24(b)	232	219,194
0.80%, 04/01/24(b)	595	568,273
1.25%, 08/12/26 (Call 07/12/26)(b)	410	371,284
2.25%, 09/15/23 (Call 07/15/23)(b)	225	222,993
3.15%, 04/18/24 (Call 03/18/24)(b)	555	553,324
3.45%, 04/01/27(b)	1,000	983,940
3.90%, 04/09/25 (Call 03/09/25)(b)	964	971,105
Cummins Inc.
0.75%, 09/01/25 (Call 08/01/25)	245	224,819
3.65%, 10/01/23 (Call 07/01/23)	613	618,192
Daimler Finance North America LLC
0.75%, 03/01/24(b)	225	215,206
1.45%, 03/02/26(b)	260	237,679
2.13%, 03/10/25(b)	705	674,657
2.70%, 06/14/24(b)	304	298,960
3.30%, 05/19/25(b)	310	306,447
3.50%, 08/03/25(b)	135	133,894
3.65%, 02/22/24(b)	310	310,837
3.70%, 05/04/23(b)	405	408,236
Daimler Trucks Finance North America LLC
1.63%, 12/13/24(b)	300	284,874
2.00%, 12/14/26(b)	500	457,425
3.50%, 04/07/25(b)	500	494,745
3.65%, 04/07/27(b)	1,000	977,480
Ford Motor Co., 4.35%, 12/08/26 (Call 09/08/26)	800	767,936
Ford Motor Credit Co. LLC
2.30%, 02/10/25 (Call 01/10/25)	725	673,249
2.70%, 08/10/26 (Call 07/10/26)	815	727,061
3.10%, 05/04/23	540	534,028
3.37%, 11/17/23	495	487,001
3.38%, 11/13/25 (Call 10/13/25)	1,180	1,112,575
3.66%, 09/08/24	515	499,844
3.81%, 01/09/24 (Call 11/09/23)	500	492,570
4.06%, 11/01/24 (Call 10/01/24)	730	714,451
4.13%, 08/04/25	800	774,624
4.27%, 01/09/27 (Call 11/09/26)	480	454,104
4.38%, 08/06/23	475	475,451
4.39%, 01/08/26	625	602,781
4.54%, 08/01/26 (Call 06/01/26)	380	364,925
4.69%, 06/09/25 (Call 04/09/25)	450	441,130
4.95%, 05/28/27 (Call 04/28/27)	300	291,660
5.13%, 06/16/25 (Call 05/16/25)	895	891,751
5.58%, 03/18/24 (Call 02/18/24)	740	747,763
Geely Automobile Holdings Ltd., 4.00%,
(Call 12/09/24)(a)(d)(e)	200	190,056
Geely Finance Hong Kong Ltd., 3.00%, 03/05/25(d)	200	189,790
General Motors Co.
4.88%, 10/02/23	379	386,895
5.40%, 10/02/23	882	906,608
6.13%, 10/01/25 (Call 09/01/25)	584	615,501
General Motors Financial Co. Inc.
1.05%, 03/08/24	390	373,183
1.20%, 10/15/24	690	648,069
1.25%, 01/08/26 (Call 12/08/25)	674	602,880
1.50%, 06/10/26 (Call 05/10/26)	1,205	1,071,474
1.70%, 08/18/23	168	164,695
2.35%, 02/26/27 (Call 01/26/27)	900	810,927

Security	Par (000)	Value

Auto Manufacturers (continued)
2.75%, 06/20/25 (Call 05/20/25)	$1,650	$1,582,647
2.90%, 02/26/25 (Call 01/26/25)	818	792,372
3.50%, 11/07/24 (Call 09/07/24)	687	681,648
3.70%, 05/09/23 (Call 03/09/23)	724	728,206
3.95%, 04/13/24 (Call 02/13/24)	763	766,121
4.00%, 01/15/25 (Call 10/15/24)	535	534,428
4.00%, 10/06/26 (Call 07/06/26)	185	180,906
4.15%, 06/19/23 (Call 05/19/23)	871	880,206
4.25%, 05/15/23	352	356,059
4.30%, 07/13/25 (Call 04/13/25)	180	180,331
4.35%, 04/09/25 (Call 02/09/25)	271	272,187
5.10%, 01/17/24 (Call 12/17/23)	944	964,494
5.25%, 03/01/26 (Call 12/01/25)	355	364,503
Harley-Davidson Financial Services Inc., 3.35%, 06/08/25 (Call 05/08/25)(b)	667	649,304
Honda Motor Co. Ltd.
2.27%, 03/10/25 (Call 02/10/25)	350	339,584
2.53%, 03/10/27 (Call 02/10/27)	575	545,445
Hyundai Assan Otomotiv Sanayi ve Ticaret AS, 1.63%, 07/12/26(d)	200	181,016
Hyundai Capital America
0.80%, 01/08/24(b)	967	920,864
0.88%, 06/14/24(b)	570	535,429
1.00%, 09/17/24(b)	300	280,131
1.25%, 09/18/23(b)	1,062	1,030,469
1.30%, 01/08/26 (Call 12/08/25)(b)	1,105	992,047
1.50%, 06/15/26 (Call 05/15/26)(b)	1,045	933,509
1.65%, 09/17/26 (Call 08/17/26)(b)	635	566,153
1.80%, 10/15/25 (Call 09/15/25)(b)(c)	790	727,811
2.65%, 02/10/25 (Call 01/10/25)(b)	495	475,626
3.40%, 06/20/24(d)	450	445,599
4.13%, 06/08/23(d)	300	302,517
4.30%, 02/01/24(d)	225	226,984
5.88%, 04/07/25 (Call 03/07/25)(b)	774	808,900
Hyundai Capital Services Inc., 1.25%, 02/08/26(d)	200	180,792
Hyundai Motor Manufacturing Indonesia PT, 1.75%, 05/06/26(d)	400	366,332
Jaguar Land Rover Automotive PLC, 7.75%, 10/15/25 (Call 10/15/22)(b)	440	449,381
JB Poindexter & Co. Inc., 7.13%, 04/15/26 (Call 05/31/22)(b)	275	275,814
Kia Corp.
1.00%, 04/16/24(d)	400	381,756
1.75%, 10/16/26(d)	200	182,230
2.38%, 02/14/25(d)	200	192,932
Nissan Motor Acceptance Co. LLC
1.13%, 09/16/24(b)	430	399,264
1.85%, 09/16/26 (Call 08/16/26)(b)	600	520,896
Nissan Motor Acceptance Corp.
1.05%, 03/08/24(b)	240	226,697
2.00%, 03/09/26(b)	20	17,875
3.88%, 09/21/23(b)	626	626,538
Nissan Motor Co. Ltd.
3.04%, 09/15/23(b)	755	747,684
3.52%, 09/17/25 (Call 08/17/25)(b)	1,025	990,642
PACCAR Financial Corp.
0.35%, 08/11/23	77	74,771
0.35%, 02/02/24	14	13,353
0.50%, 08/09/24	290	273,424
0.80%, 06/08/23	68	66,775

10	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers (continued)
0.90%, 11/08/24	$175	$165,489
1.10%, 05/11/26	230	209,454
1.80%, 02/06/25	206	198,236
2.00%, 02/04/27	950	889,817
2.15%, 08/15/24	370	362,297
3.40%, 08/09/23	113	113,885
Toyota Motor Corp.
0.68%, 03/25/24 (Call 02/25/24)	1,120	1,070,518
1.34%, 03/25/26 (Call 02/25/26)	2,082	1,916,877
2.36%, 07/02/24	336	330,634
3.42%, 07/20/23	239	240,809
Toyota Motor Credit Corp.
0.50%, 08/14/23	315	306,341
0.50%, 06/18/24	510	482,480
0.63%, 09/13/24	750	707,422
0.80%, 01/09/26	15	13,620
1.13%, 06/18/26	855	776,502
1.35%, 08/25/23	1,435	1,410,246
1.45%, 01/13/25	970	923,818
1.80%, 02/13/25	353	337,909
1.90%, 01/13/27	800	742,680
2.00%, 10/07/24	435	423,042
2.25%, 10/18/23	193	191,300
2.90%, 04/17/24	233	232,166
3.00%, 04/01/25	185	182,749
3.05%, 03/22/27	515	500,812
3.35%, 01/08/24	231	232,363
3.40%, 04/14/25	38	38,016
3.45%, 09/20/23	744	750,071
Volkswagen Group of America Finance LLC
0.88%, 11/22/23(b)	955	917,383
1.25%, 11/24/25 (Call 10/24/25)(b)	1,345	1,225,833
2.85%, 09/26/24(b)	220	215,934
3.35%, 05/13/25(b)	810	797,161
4.25%, 11/13/23(b)	790	799,725

		77,064,857

Auto Parts & Equipment — 0.1%
Adient Global Holdings Ltd., 4.88%, 08/15/26 (Call 05/30/22)(b)	410	365,966
American Axle & Manufacturing Inc.
6.25%, 03/15/26 (Call 05/10/22)(c)	90	86,889
6.50%, 04/01/27 (Call 05/31/22)	250	233,877
BorgWarner Inc.
3.38%, 03/15/25 (Call 12/15/24)	199	197,328
5.00%, 10/01/25(b)	170	174,687
Clarios Global LP, 6.75%, 05/15/25 (Call 05/30/22)(b)(c)	237	242,942
Clarios Global LP/Clarios US Finance Co., 6.25%, 05/15/26 (Call 05/31/22)(b)	455	461,452
Cooper-Standard Automotive Inc.
5.63%, 11/15/26 (Call 05/16/22)(b)	200	93,656
13.00%, 06/01/24 (Call 06/01/22)(b)(c)	125	126,437
Dana Financing Luxembourg Sarl, 5.75%, 04/15/25 (Call 05/30/22)(b)	200	198,972
GC EOS Buyer Inc., 9.25%, 08/01/25 (Call 08/01/22)(b)(c)	120	125,123
Goodyear Tire & Rubber Co. (The)
4.88%, 03/15/27 (Call 12/15/26)(c)	375	348,892
5.00%, 05/31/26 (Call 05/31/22)	465	446,684
9.50%, 05/31/25 (Call 05/31/22)	385	403,630
IHO Verwaltungs GmbH, 4.75%, 09/15/26 (Call 05/10/22), (5.50% PIK)(b)(f)	270	254,070

Security	Par (000)	Value

Auto Parts & Equipment (continued)
Magna International Inc.
3.63%, 06/15/24 (Call 03/15/24)	$201	$201,619
4.15%, 10/01/25 (Call 07/01/25)	115	116,564
Meritor Inc., 6.25%, 06/01/25 (Call 06/01/22)(b)	185	191,542
Tenneco Inc.
5.00%, 07/15/26 (Call 05/31/22)(c)	270	258,868
5.38%, 12/15/24 (Call 05/31/22)	135	131,470
ZF North America Capital Inc., 4.75%, 04/29/25(b)	470	459,740

		5,120,408

Banks — 10.8%
ABN AMRO Bank NV
1.54%, 06/16/27 (Call 06/16/26)(a)(b)	700	625,121
4.40%, 03/27/28 (Call 03/27/23)(a)(d)	600	599,928
4.75%, 07/28/25(b)	580	584,501
4.80%, 04/18/26(b)	130	130,632
ABQ Finance Ltd.
1.88%, 09/08/25(d)	600	562,128
3.13%, 09/24/24(d)	200	197,226
Access Bank PLC, 6.13%, 09/21/26(d)	200	187,984
ADIB Capital Invest 2 Ltd., 7.13%, (Call 09/20/23)(a)(d)(e)	400	414,736
Agricultural Bank of China Ltd./Hong Kong
0.70%, 06/17/24(d)	200	189,826
1.00%, 10/22/23(d)	400	388,004
1.25%, 06/17/26(d)	400	365,592
2.25%, 03/01/27(d)	200	187,914
Agricultural Bank of China Ltd./New York
0.85%, 01/19/24(d)	600	577,092
1.25%, 01/19/26(d)	800	738,384
1.50%, 01/18/25(d)	200	190,752
AHB Sukuk Co. Ltd., 4.38%, 09/19/23(d)	200	203,268
Ahli United Sukuk Ltd., 3.88%, (a)(d)(e)	400	379,712
AIB Group PLC, 4.26%, 04/10/25 (Call 04/10/24)(a)(b)	585	580,297
Akbank TAS
5.13%, 03/31/25(d)	200	188,090
6.80%, 02/06/26(d)	400	384,860
6.80%, 06/22/31 (Call 06/22/26)(a)(d)	200	185,234
AKCB Finance Ltd., 4.75%, 10/09/23(d)	400	405,600
ANZ New Zealand Int’l Ltd./London
1.25%, 06/22/26(b)	315	284,322
2.17%, 02/18/25(b)	200	193,000
3.40%, 03/19/24(b)	695	696,251
Arab National Bank, 3.33%, 10/28/30 (Call 10/28/25)(a)(d)	400	386,672
ASB Bank Ltd.
1.63%, 10/22/26(b)	200	181,822
3.13%, 05/23/24(b)	415	413,041
3.75%, 06/14/23(b)	274	276,570
AUB Sukuk Ltd., 2.62%, 09/09/26(d)	400	377,616
Australia & New Zealand Banking Group Ltd.
2.95%, 07/22/30 (Call 07/22/25)(a)(b)	1,250	1,188,587
4.40%, 05/19/26(b)	200	199,286
Banco Bilbao Vizcaya Argentaria SA
0.88%, 09/18/23	1,155	1,116,596
1.13%, 09/18/25	1,395	1,266,172
Banco Bradesco SA/Cayman Islands
3.20%, 01/27/25(d)	400	388,360
4.38%, 03/18/27(c)(d)	200	195,270
Banco de Bogota SA, 6.25%, 05/12/26(d)	600	597,540
Banco de Credito del Peru
2.70%, 01/11/25 (Call 12/11/24)(c)(d)	400	383,160
3.13%, 07/01/30 (Call 07/01/25)(a)(d)	600	547,464

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.25%, 09/30/31 (Call 09/30/26)(a)(d)	$200	$180,232
Banco del Estado de Chile, 2.70%, 01/09/25 (Call 12/09/24)(d)	400	388,908
Banco do Brasil SA/Cayman
3.25%, 09/30/26(d)	200	186,548
4.63%, 01/15/25(d)	600	599,706
4.75%, 03/20/24(d)	600	607,380
Banco Inbursa SA Institucion De Banca Multiple Grupo Financiero Inbursa, 4.13%, 06/06/24(d)	650	651,742
Banco Nacional de Comercio Exterior SNC/Cayman Islands
2.72%, 08/11/31 (Call 08/11/26)(a)(d)	400	369,692
4.38%, 10/14/25(d)	600	615,456
Banco Santander Chile, 2.70%, 01/10/25 (Call 12/10/24)(c)(d)	500	479,160
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 5.38%, 04/17/25(d)	1,200	1,231,296
Banco Santander SA
1.72%, 09/14/27 (Call 09/14/26)(a)	800	704,568
1.85%, 03/25/26	1,100	1,000,516
2.71%, 06/27/24	1,390	1,362,673
2.75%, 05/28/25	1,175	1,122,407
3.50%, 03/24/25	1,000	987,260
4.18%, 03/24/28 (Call 03/24/27)(a)	600	582,840
5.18%, 11/19/25	235	239,597
Banco Votorantim SA, 4.38%, 07/29/25(d)	400	393,816
Bancolombia SA, 3.00%, 01/29/25 (Call 12/29/24)	725	680,637
Bangkok Bank PCL/Hong Kong, 4.05%, 03/19/24(d)	600	606,882
Bank Mandiri Persero Tbk PT
2.00%, 04/19/26(d)	200	184,468
3.75%, 04/11/24(d)	447	446,222
4.75%, 05/13/25(d)	200	204,414
Bank Muscat SAOG, 4.75%, 03/17/26(d)	600	597,972
Bank Negara Indonesia Persero Tbk PT
3.75%, 03/30/26(d)	400	380,808
4.30%, (Call 03/24/27)(a)(d)(e)	200	184,030
Bank of America Corp.
0.52%, 06/14/24 (Call 06/14/23), (SOFR + 0.410%)(a)	1,035	1,001,042
0.81%, 10/24/24 (Call 10/24/23), (SOFR + 0.740%)(a)	4,312	4,140,684
0.98%, 04/22/25 (Call 04/22/24), (SOFR + 0.690%)(a)	1,092	1,032,311
0.98%, 09/25/25 (Call 09/25/24), (SOFR + 0.910%)(a)	190	176,987
1.20%, 10/24/26 (Call 10/24/25), (SOFR + 1.010%)(a)	3,100	2,798,773
1.32%, 06/19/26 (Call 06/19/25), (SOFR + 1.150%)(a)	3,532	3,236,760
1.49%, 05/19/24 (Call 05/19/23), (SOFR + 1.460%)(a)	191	187,537
1.53%, 12/06/25 (Call 12/06/24), (SOFR + 0.650%)(a)	1,510	1,415,489
1.73%, 07/22/27 (Call 07/22/26), (SOFR + 0.960%)(a)	5,255	4,716,730
1.84%, 02/04/25 (Call 02/04/24), (SOFR + 0.670%)(a)	555	537,118
2.02%, 02/13/26 (Call 02/13/25), (3 mo. LIBOR US + 0.640%)(a)	3,775	3,570,168
2.46%, 10/22/25 (Call 10/22/24), (3 mo. LIBOR US + 0.870%)(a)	1,130	1,088,732
2.55%, 02/04/28 (Call 02/04/27), (SOFR + 1.050%)(a)	915	844,527
3.09%, 10/01/25 (Call 10/01/24), (3 mo. LIBOR US + 1.090%)(a)	285	279,357
3.37%, 01/23/26 (Call 01/23/25), (3 mo. LIBOR US + 0.810%)(a)	1,039	1,016,537
3.38%, 04/02/26 (Call 04/02/25)(a)	1,500	1,467,720
3.46%, 03/15/25 (Call 03/15/24), (3 mo. LIBOR US + 0.970%)(a)	1,394	1,383,155
3.50%, 04/19/26	55	54,019

Security	Par (000)	Value

Banks (continued)
3.84%, 04/25/25 (Call 04/25/24)(a)(c)	$1,380	$1,378,675
3.86%, 07/23/24 (Call 07/23/23), (3 mo. LIBOR US + 0.940%)(a)	1,400	1,403,178
3.88%, 08/01/25	290	291,496
4.00%, 04/01/24	907	919,771
4.00%, 01/22/25	252	252,375
4.10%, 07/24/23	959	974,565
4.13%, 01/22/24	1,041	1,056,126
4.20%, 08/26/24	1,200	1,213,800
4.25%, 10/22/26	115	114,957
4.38%, 04/27/28 (Call 04/27/27)(a)	1,350	1,347,853
4.45%, 03/03/26	630	631,796
Series L, 3.95%, 04/21/25	410	408,729
Series N, 1.66%, 03/11/27 (Call 03/11/26), (SOFR + 0.910%)(a)	2,810	2,547,434
Bank of China Hong Kong Ltd., 5.90%, (Call 09/14/23)(a)(b)(e)	2,000	2,070,560
Bank of China Ltd.
3.50%, 04/20/27(d)	200	198,740
5.00%, 11/13/24(d)	1,600	1,649,168
Bank of China Ltd./Hong Kong
0.75%, 02/04/24(d)	1,000	957,350
1.25%, 06/24/25(d)	600	562,398
2.38%, 01/16/25(d)	600	585,450
3.13%, 04/17/24(d)	200	199,880
Bank of China Ltd./London, 1.00%, 11/02/24(d)	200	188,942
Bank of China Ltd./Luxembourg, 1.40%, 04/28/26(d)	400	368,640
Bank of China Ltd./Paris, 0.95%, 09/21/23(d)	600	582,708
Bank of China/Johannesburg, 1.88%, 02/16/25(d)	200	192,422
Bank of Communications Co. Ltd., 3.80%, (Call 11/18/25)(a)(d)(e)	1,500	1,489,980
Bank of Communications Co. Ltd./Hong Kong 1.20%, 09/10/25(d)	400	372,068
1.32%, 05/17/23, (3 mo. LIBOR US + 0.850%)(a)(d)	200	200,562
1.86%, 07/20/23, (3 mo. LIBOR US + 0.800%)(a)(d)	1,000	1,002,510
Bank of Communications Hong Kong Ltd., 2.30%, 07/08/31 (Call 07/08/26)(a)(d)	650	597,064
Bank of East Asia Ltd. (The), 4.00%, 05/29/30 (Call 05/29/25)(a)(d)	500	490,345
Bank of Ireland Group PLC, 4.50%, 11/25/23(b)	790	801,929
Bank of Montreal
0.40%, 09/15/23	535	516,810
0.63%, 07/09/24	715	673,537
0.95%, 01/22/27 (Call 01/22/26), (SOFR + 0.603%)(a)	110	98,794
1.25%, 09/15/26	1,535	1,371,139
1.50%, 01/10/25	1,135	1,073,960
1.85%, 05/01/25	327	310,444
2.15%, 03/08/24	950	930,876
2.50%, 06/28/24	657	645,621
2.65%, 03/08/27	1,000	937,850
4.34%, 10/05/28 (Call 10/05/23)(a)	759	763,888
Series E, 3.30%, 02/05/24	976	977,279
Bank of New York Mellon Corp. (The)
0.35%, 12/07/23 (Call 11/07/23)	60	57,662
0.50%, 04/26/24 (Call 03/26/24)	685	651,839
0.75%, 01/28/26 (Call 12/28/25)	195	176,986
1.05%, 10/15/26 (Call 09/15/26)	950	854,534
1.60%, 04/24/25 (Call 03/24/25)	1,176	1,116,177
2.05%, 01/26/27 (Call 12/26/26)	1,045	977,650
2.10%, 10/24/24	749	731,885

12	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.20%, 08/16/23 (Call 06/16/23)	$750	$743,977
2.80%, 05/04/26 (Call 02/04/26)	105	102,539
3.25%, 09/11/24 (Call 08/11/24)	497	497,388
3.35%, 04/25/25	430	429,144
3.40%, 05/15/24 (Call 04/15/24)	117	117,755
3.45%, 08/11/23	437	440,479
3.95%, 11/18/25 (Call 10/18/25)	20	20,313
Series 12, 3.65%, 02/04/24 (Call 01/05/24)	92	92,936
Series G, 3.00%, 02/24/25 (Call 01/24/25)	271	268,997
Series J, 0.85%, 10/25/24 (Call 09/25/24)	785	742,461
Bank of New Zealand
2.29%, 01/27/27(b)	480	447,936
3.50%, 02/20/24(b)	345	346,180
Bank of Nova Scotia (The)
0.40%, 09/15/23	1,040	1,006,242
0.55%, 09/15/23	155	150,015
0.65%, 07/31/24	2,005	1,881,833
0.70%, 04/15/24	2,370	2,253,751
1.05%, 03/02/26	1,300	1,167,101
1.30%, 06/11/25	246	228,322
1.30%, 09/15/26	2,615	2,339,667
1.35%, 06/24/26(c)	1,120	1,011,013
1.45%, 01/10/25	1,000	944,960
1.95%, 02/02/27	1,000	911,750
2.20%, 02/03/25	534	514,023
2.95%, 03/11/27	1,000	952,200
3.40%, 02/11/24	1,236	1,238,175
3.45%, 04/11/25	430	425,120
4.50%, 12/16/25	25	25,258
Bank of Nova Scotia/The., 2.44%, 03/11/24	1,000	984,380
Bank of the Philippine Islands
2.50%, 09/10/24(d)	200	198,038
4.25%, 09/04/23(d)	200	203,494
Bank OZK, 2.75%, 10/01/31 (Call 10/01/26),
(SOFR + 2.090%)(a)	175	164,866
Bank Rakyat Indonesia Persero Tbk PT
3.95%, 03/28/24(d)	200	200,388
4.63%, 07/20/23(d)	200	202,158
BankUnited Inc., 4.88%, 11/17/25 (Call 08/17/25)	210	216,789
Banque Federative du Credit Mutuel SA
1.00%, 02/04/25(b)	1,110	1,025,529
1.60%, 10/04/26(b)	1,880	1,689,500
2.38%, 11/21/24(b)	405	391,169
3.75%, 07/20/23(b)	492	494,947
Barclays PLC
1.01%, 12/10/24 (Call 12/10/23)(a)	125	119,211
2.28%, 11/24/27 (Call 11/24/26)(a)	1,000	900,260
2.85%, 05/07/26 (Call 05/07/25), (SOFR + 2.714%)(a)	1,110	1,062,892
3.93%, 05/07/25 (Call 05/07/24), (3 mo. LIBOR US + 1.610%)(a)	1,545	1,540,241
4.34%, 05/16/24 (Call 05/16/23), (3 mo. LIBOR US + 1.356%)(a)	625	630,325
4.38%, 09/11/24	400	401,628
4.38%, 01/12/26	1,250	1,246,587
5.20%, 05/12/26	1,235	1,250,672
BBK BSC, 5.50%, 07/09/24(d)	600	611,034
BBVA Bancomer SA/Texas
1.88%, 09/18/25(d)	400	370,228
4.38%, 04/10/24(d)	200	201,252
BDO Unibank Inc., 2.13%, 01/13/26(d)	400	381,180

Security	Par (000)	Value

Banks (continued)
BNG Bank NV
1.50%, 10/16/24(b)(c)	$980	$946,660
2.63%, 02/27/24(b)	1,000	997,400
3.00%, 09/20/23(b)	500	502,600
BNP Paribas SA
1.32%, 01/13/27 (Call 01/13/26)(a)(b)	2,100	1,866,018
1.68%, 06/30/27 (Call 06/30/26)(a)(b)	1,100	979,693
2.22%, 06/09/26 (Call 06/09/25)(a)(b)	1,420	1,324,505
2.59%, 01/20/28(a)(b)	770	701,539
2.82%, 11/19/25 (Call 11/19/24)(a)(b)	1,435	1,382,780
3.38%, 01/09/25(b)	850	836,213
4.71%, 01/10/25 (Call 01/10/24)(a)(b)	650	655,083
BOS Funding Ltd., 4.00%, 09/18/24(d)	400	398,428
BOSCI BVI Ltd., 1.25%, 09/10/23(d)	400	387,888
Boubyan Sukuk Ltd., 2.59%, 02/18/25(d)	400	391,580
Boubyan Tier 1 Sukuk Ltd., 3.95%, (Call 10/01/26)(a)(d)(e)	200	191,354
BPCE SA
1.63%, 01/14/25(b)	975	919,405
1.65%, 10/06/26 (Call 10/06/25)(a)(b)	1,185	1,075,850
2.05%, 10/19/27 (Call 10/19/26)(a)(b)	1,345	1,203,277
2.38%, 01/14/25(b)	1,360	1,301,316
4.00%, 09/12/23(b)	280	281,467
4.00%, 04/15/24	880	887,867
4.50%, 03/15/25(b)	580	578,538
4.63%, 07/11/24(b)	215	216,376
4.88%, 04/01/26(b)	200	200,438
5.15%, 07/21/24(b)	405	411,553
5.70%, 10/22/23(b)	385	394,633
Burgan Bank SAK
2.75%, 12/15/31 (Call 09/15/26)(a)(d)	200	175,114
5.75%, (Call 07/09/24)(a)(d)(e)	400	385,928
Cadence Bank, 4.13%, 11/20/29 (Call 11/20/24),
(3 mo. LIBOR US + 2.470%)(a)	130	128,085
Canadian Imperial Bank of Commerce
0.50%, 12/14/23	1,480	1,420,948
0.95%, 06/23/23	205	200,752
0.95%, 10/23/25	60	54,491
1.00%, 10/18/24	830	780,241
1.25%, 06/22/26	745	665,255
2.25%, 01/28/25	448	431,491
3.10%, 04/02/24	818	814,074
3.50%, 09/13/23	629	633,214
CBQ Finance Ltd.
2.00%, 09/15/25(d)	400	377,020
2.00%, 05/12/26(d)	200	186,496
5.00%, 05/24/23(d)	200	203,510
China CITIC Bank International Ltd., 4.63%, 02/28/29
(Call 02/28/24)(a)(d)	250	250,855
China Construction Bank Corp.
2.45%, 06/24/30 (Call 06/24/25)(a)(d)	1,200	1,142,508
2.85%, 01/21/32 (Call 01/21/27)(a)(d)	600	560,796
4.25%, 02/27/29 (Call 02/27/24)(a)(d)	1,510	1,523,243
China Construction Bank Corp./Hong Kong
0.86%, 04/22/24(d)	600	573,804
1.25%, 08/04/25(d)	600	562,008
1.46%, 04/22/26(d)	600	555,252
China Development Bank
3.00%, 06/01/26(d)	600	595,092
3.38%, 01/24/27(d)	200	201,156

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
China Everbright Bank Co. Ltd.
0.84%, 06/15/24(d)	$200	$190,060
2.14%, 08/03/23(a)(d)	1,000	1,000,510
China Everbright Bank Co. Ltd./Hong Kong, 0.93%, 03/11/24(d)	200	191,692
China Everbright Bank Co. Ltd./Luxembourg, 0.83%, 09/14/24(d)	200	188,920
China Merchants Bank Co. Ltd./Hong Kong, 1.20%, 09/10/25(d)	600	555,780
China Merchants Bank Co. Ltd./Luxembourg Branch, 1.25%, 09/01/26(d)	200	181,822
CIMB Bank Bhd, 1.77%, 10/09/24, (3 mo. LIBOR US + 0.780%)(a)(d)	400	400,844
Citibank N.A., 3.65%, 01/23/24 (Call 12/23/23)	1,085	1,093,734
Citigroup Inc.
0.78%, 10/30/24 (Call 10/30/23), (SOFR + 0.686%)(a)	242	231,807
0.98%, 05/01/25 (Call 05/01/24), (SOFR + 0.669%)(a)	875	824,967
1.12%, 01/28/27 (Call 01/28/26), (SOFR + 0.765%)(a)	2,349	2,096,201
1.28%, 11/03/25 (Call 11/03/24), (SOFR + 0.528%)(a)	215	201,223
1.46%, 06/09/27 (Call 06/09/26), (SOFR + 0.770%)(a)	1,655	1,472,669
1.68%, 05/15/24 (Call 05/15/23), (SOFR + 1.667%)(a)	839	826,893
2.01%, 01/25/26 (Call 01/25/25), (SOFR + 0.694%)(a)	1,535	1,451,496
3.07%, 02/24/28 (Call 02/24/27), (SOFR + 1.280%)(a)	1,210	1,138,743
3.11%, 04/08/26 (Call 04/08/25), (SOFR + 2.842%)(a)	2,767	2,681,610
3.20%, 10/21/26 (Call 07/21/26)	1,530	1,474,262
3.29%, 03/17/26 (Call 03/17/25)(a)	1,000	975,710
3.30%, 04/27/25	120	118,648
3.35%, 04/24/25 (Call 04/24/24), (3 mo. LIBOR US + 0.897%)(a)	1,886	1,858,672
3.40%, 05/01/26	25	24,370
3.50%, 05/15/23	278	279,776
3.70%, 01/12/26	375	370,871
3.75%, 06/16/24	499	502,658
3.88%, 10/25/23	635	643,826
3.88%, 03/26/25	295	294,578
3.89%, 01/10/28 (Call 01/10/27), (3 mo. LIBOR US + 1.563%)(a)	500	487,330
4.00%, 08/05/24	446	448,881
4.04%, 06/01/24 (Call 06/01/23), (3 mo. LIBOR US + 1.023%)(a)	1,361	1,368,513
4.40%, 06/10/25	1,513	1,524,574
4.60%, 03/09/26(c)	290	292,190
5.50%, 09/13/25	1,131	1,179,938
Citizens Bank N.A./Providence RI, 2.25%, 04/28/25 (Call 03/28/25)	170	162,840
Citizens Financial Group Inc.
2.85%, 07/27/26 (Call 04/27/26)	53	51,015
4.30%, 12/03/25 (Call 11/03/25)	110	110,516
Comerica Bank, 2.50%, 07/23/24	395	386,946
Comerica Inc., 3.70%, 07/31/23 (Call 06/30/23)	1,201	1,208,855
Commercial Bank of Dubai PSC, 6.00%, (Call 04/21/26)(a)(d)(e)	400	402,668
Commercial Bank PSQC (The), 4.50%, (Call 03/03/26)(a)(d)(e)	400	382,480
Commerzbank AG, 8.13%, 09/19/23(b)	450	470,718
Commonwealth Bank of Australia
1.13%, 06/15/26(b)	645	582,151
2.30%, 03/14/25(b)	1,000	968,790
2.55%, 03/14/27(b)	1,000	942,850

Security	Par (000)	Value

Banks (continued)
Cooperatieve Rabobank U.A.
1.00%, 09/24/26 (Call 09/24/25)(a)(b)	$600	$542,886
1.11%, 02/24/27 (Call 02/24/26)(a)(b)	2,180	1,946,064
1.34%, 06/24/26 (Call 06/24/25)(a)(b)	1,050	968,814
1.98%, 12/15/27(a)(b)	1,100	997,425
2.63%, 07/22/24(b)	745	730,249
3.88%, 09/26/23(b)	352	355,133
4.38%, 08/04/25	435	435,922
Cooperatieve Rabobank U.A./New York
1.38%, 01/10/25	985	935,100
3.38%, 05/21/25	290	288,304
Corebridge Finacial Inc, 3.50%, 04/04/25	480	475,109
Credicorp Ltd., 2.75%, 06/17/25 (Call 05/17/25)(d)	600	565,752
Credit Agricole SA
1.25%, 01/26/27 (Call 01/26/26)(a)(b)	1,050	932,232
2.02%, 01/11/27(b)(c)	980	894,475
Credit Agricole SA/London
1.91%, 06/16/26 (Call 06/16/25)(a)(b)	1,240	1,151,675
3.25%, 10/04/24(b)	1,545	1,524,421
Credit Suisse AG/New York NY
0.50%, 02/02/24	420	399,722
0.52%, 08/09/23	550	533,165
1.25%, 08/07/26	935	826,923
2.95%, 04/09/25	1,005	976,770
Credit Suisse Group AG
1.31%, 02/02/27 (Call 02/02/26)(a)(b)	830	726,623
2.19%, 06/05/26 (Call 06/05/25)(a)(b)	1,875	1,734,581
2.59%, 09/11/25 (Call 09/11/24)(a)(b)	950	905,977
3.75%, 03/26/25	720	707,112
3.80%, 06/09/23	630	632,287
4.21%, 06/12/24 (Call 06/12/23)(a)(b)	515	516,226
4.55%, 04/17/26	1,915	1,909,676
Credit Suisse USA Inc., 3.70%, 02/21/25	540	534,924
Daegu Bank Ltd. (The), 3.75%, 08/13/23(d)	200	200,994
Danske Bank A/S
1.23%, 06/22/24 (Call 06/22/23)(b)	850	804,202
1.55%, 09/10/27(a)(b)	200	176,838
1.62%, 09/11/26 (Call 09/11/25)(a)(b)	200	181,056
3.24%, 12/20/25 (Call 12/20/24)(a)(b)	975	946,637
3.77%, 03/28/25(a)(b)	600	593,712
3.88%, 09/12/23(b)	250	250,803
4.30%, 04/01/28(a)(b)	500	484,320
5.38%, 01/12/24(b)	735	750,200
DBS Group Holdings Ltd.
1.82%, 03/10/31 (Call 03/10/26)(a)(d)	400	367,188
3.30%, (Call 02/27/25)(a)(d)(e)	400	386,732
4.52%, 12/11/28 (Call 12/11/23)(a)(b)(c)	410	415,469
Deutsche Bank AG
4.10%, 01/13/26	75	74,316
4.30%, 05/24/28 (Call 05/24/23), (5 year USD Swap + 2.248%)(a)	810	794,837
4.50%, 04/01/25	700	685,895
Deutsche Bank AG/London, 3.70%, 05/30/24	684	685,231
Deutsche Bank AG/New York NY
0.90%, 05/28/24	575	542,783
0.96%, 11/08/23	760	732,397
1.45%, 04/01/25 (Call 04/01/24), (SOFR + 1.131%)(a)	1,332	1,258,500
1.69%, 03/19/26	535	488,525
2.13%, 11/24/26 (Call 11/24/25), (SOFR + 1.870%)(a)	1,235	1,120,985
2.22%, 09/18/24 (Call 09/18/23), (SOFR + 2.159%)(a)	1,170	1,137,930

14	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.31%, 11/16/27 (Call 11/16/26), (SOFR + 1.219%)(a)	$915	$810,104
2.55%, 01/07/28 (Call 01/07/27), (SOFR + 1.318%)(a)	895	796,684
3.96%, 11/26/25 (Call 11/26/24), (SOFR + 2.581%)(a)	830	816,239
4.10%, 01/13/26	100	98,983
Dexia Credit Local SA, 1.63%, 10/16/24(b)	1,480	1,433,010
DIB Sukuk Ltd.
1.96%, 06/22/26(d)	400	372,632
2.95%, 02/20/25(d)	500	489,965
2.95%, 01/16/26(d)	1,000	971,020
DIB Tier 1 Sukuk 3 Ltd., 6.25%, (Call 01/22/25)(a)(d)(e)	400	414,708
DIB Tier 1 Sukuk 4 Ltd., 4.63%, (Call 05/19/26)(a)(d)(e)	200	200,136
Discover Bank
2.45%, 09/12/24 (Call 08/12/24)	755	733,739
3.45%, 07/27/26 (Call 04/27/26)	30	29,150
4.68%, 08/09/28 (Call 08/09/23)(a)	465	469,306
DNB Bank ASA
1.54%, 05/25/27 (Call 05/25/26)(a)(b)	960	863,280
2.97%, 03/28/25(a)(b)	1,000	988,000
Doha Finance Ltd., 2.38%, 03/31/26(d)	400	377,128
Ecobank Transnational Inc., 9.50%, 04/18/24(d)	400	411,784
EI Sukuk Co. Ltd., 1.83%, 09/23/25(d)	200	188,918
Emirates Development Bank PJSC
1.64%, 06/15/26(d)	400	369,904
3.52%, 03/06/24(d)	400	401,412
Emirates NBD Bank PJSC
1.64%, 01/13/26(d)	400	371,636
2.63%, 02/18/25(d)	800	777,184
6.13%, (Call 03/20/25)(a)(d)(e)	400	404,060
6.13%, (Call 04/09/26)(a)(d)(e)	400	405,032
Fab Sukuk Co. Ltd.
1.41%, 01/14/26(d)	400	370,956
3.88%, 01/22/24(d)	600	605,154
Federation des Caisses Desjardins du Quebec
0.70%, 05/21/24(b)	495	467,656
2.05%, 02/10/25(b)	560	532,711
Fifth Third Bancorp.
1.71%, 11/01/27 (Call 11/01/26), (SOFR + 0.685%)(a)	985	888,303
2.38%, 01/28/25 (Call 12/28/24)	410	395,744
3.65%, 01/25/24 (Call 12/25/23)	1,520	1,524,393
4.30%, 01/16/24 (Call 12/16/23)	234	236,995
First Abu Dhabi Bank PJSC, 4.50%, (Call 04/05/26)(a)(d)(e)	600	593,346
First Horizon Corp., 4.00%, 05/26/25 (Call 04/26/25)	320	319,098
First-Citizens Bank & Trust Co., 3.93%, 06/19/24
(Call 06/19/23), (SOFR + 3.827%)(a)	240	241,212
Freedom Mortgage Corp.
6.63%, 01/15/27 (Call 01/15/24)(b)	340	293,906
7.63%, 05/01/26 (Call 05/01/23)(b)	310	282,054
8.13%, 11/15/24 (Call 05/31/22)(b)	205	198,682
8.25%, 04/15/25 (Call 05/31/22)(b)	288	276,322
Goldman Sachs Group Inc. (The)
0.66%, 09/10/24 (Call 09/10/23), (SOFR + 0.505%)(a)	1,027	987,460
0.86%, 02/12/26 (Call 02/12/25), (SOFR + 0.609%)(a)	275	251,042
0.93%, 10/21/24 (Call 10/21/23), (SOFR + 0.486%)(a)	1,040	1,000,210
1.09%, 12/09/26 (Call 12/09/25), (SOFR + 0.789%)(a)	1,400	1,253,196
1.43%, 03/09/27 (Call 03/09/26), (SOFR + 0.798%)(a)	863	771,738
1.54%, 09/10/27 (Call 09/10/26), (SOFR + 0.818%)(a)	1,715	1,514,671
1.76%, 01/24/25 (Call 01/24/24), (SOFR + 0.730%)(a)	2,000	1,933,080
1.95%, 10/21/27 (Call 10/21/26), (SOFR + 0.913%)(a)	1,945	1,746,435
2.64%, 02/24/28 (Call 02/24/27), (SOFR + 1.114%)(a)	910	837,555
3.00%, 03/15/24	400	396,936

Security	Par (000)	Value

Banks (continued)
3.27%, 09/29/25 (Call 09/29/24), (3 mo. LIBOR US + 1.201%)(a)	$902	$887,748
3.50%, 05/31/24(g)	36	36,165
3.50%, 01/23/25 (Call 10/23/24)	1,285	1,274,167
3.50%, 04/01/25 (Call 03/01/25)	2,703	2,670,564
3.50%, 11/16/26 (Call 11/16/25)	1,050	1,025,472
3.62%, 03/15/28 (Call 03/15/27), (SOFR + 1.846%)(a)	2,680	2,579,286
3.63%, 02/20/24 (Call 01/20/24)	1,237	1,238,992
3.75%, 05/22/25 (Call 02/22/25)	661	658,310
3.75%, 02/25/26 (Call 11/25/25)	890	883,797
3.85%, 07/08/24 (Call 04/08/24)	1,008	1,014,219
3.85%, 01/26/27 (Call 01/26/26)	600	587,112
4.00%, 03/03/24	1,846	1,863,168
4.25%, 10/21/25	1,135	1,138,598
Gulf International Bank BSC, 2.38%, 09/23/25(d)	200	192,172
Hana Bank
3.50%, 01/30/24(d)	200	200,966
4.25%, 10/14/24(d)	200	201,912
HSBC Holdings PLC
0.73%, 08/17/24 (Call 08/17/23), (SOFR + 0.534%)(a)	970	934,440
0.98%, 05/24/25 (Call 05/24/24), (SOFR + 0.708%)(a)	1,115	1,047,241
1.16%, 11/22/24 (Call 11/22/23), (SOFR + 0.580%)(a)	795	762,453
1.59%, 05/24/27 (Call 05/24/26), (SOFR + 1.290%)(a)	1,340	1,191,340
1.65%, 04/18/26 (Call 04/18/25), (SOFR + 1.538%)(a)	1,565	1,450,489
2.10%, 06/04/26 (Call 06/04/25), (SOFR + 1.929%)(a)	1,030	962,525
2.25%, 11/22/27 (Call 11/22/26), (SOFR + 1.100%)(a)	1,250	1,129,875
2.63%, 11/07/25 (Call 11/07/24), (SOFR + 1.401%)(a)	1,240	1,194,108
3.00%, 03/10/26 (Call 03/10/25), (SOFR + 1.430%)(a)	2,325	2,241,253
3.60%, 05/25/23	350	353,143
3.80%, 03/11/25 (Call 03/11/24), (3 mo. LIBOR US + 1.211%)(a)	1,245	1,239,460
3.90%, 05/25/26	325	320,187
3.95%, 05/18/24 (Call 05/18/23), (3 mo. LIBOR US + 0.987%)(a)	685	687,904
4.25%, 03/14/24	1,045	1,051,531
4.25%, 08/18/25	995	991,796
4.29%, 09/12/26 (Call 09/12/25), (3 mo. LIBOR US + 1.348%)(a)	145	144,181
4.30%, 03/08/26	1,945	1,949,337
4.38%, 11/23/26	500	496,300
HSBC USA Inc., 3.50%, 06/23/24	470	470,188
Huntington Bancshares Inc./OH
2.63%, 08/06/24 (Call 07/06/24)	1,117	1,096,302
4.00%, 05/15/25 (Call 04/15/25)	376	378,406
ICICI Bank Ltd./Dubai, 4.00%, 03/18/26(d)	200	198,352
Industrial & Commercial Bank of China Ltd.
3.20%, (Call 09/24/26)(a)(d)(e)	3,200	3,047,232
4.88%, 09/21/25(d)	600	617,502
Industrial & Commercial Bank of China Ltd./Dubai DIFC, 1.81%, 10/17/24, (3 mo. LIBOR US + 0.770%)(a)(d)	600	601,806
Industrial & Commercial Bank of China Ltd./Hong Kong
1.00%, 07/20/23(d)	1,000	975,200
1.20%, 07/20/25(d)	1,000	935,860
1.66%, 09/16/24, (3 mo. LIBOR US + 0.780%)(a)(d)	800	801,800
Industrial & Commercial Bank of China Ltd./London,
2.03%, 10/25/23, (3 mo. LIBOR US + 0.850%)(a)(d)	400	401,396
Industrial & Commercial Bank of China Ltd./Singapore
1.20%, 09/09/25(d)	600	559,974
2.01%, 04/25/24, (3 mo. LIBOR US + 0.830%)(a)(d)	800	804,080

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Industrial & Commercial Bank of China Macau Ltd., 2.88%, 09/12/29 (Call 09/12/24)(a)(d)	$1,200	$1,167,156
Industrial Bank Co. Ltd./Hong Kong
0.88%, 06/10/24(d)	700	666,540
1.13%, 11/06/23(d)	200	193,196
ING Groep NV
1.40%, 07/01/26 (Call 07/01/25)(a)(b)	475	433,889
1.73%, 04/01/27 (Call 04/01/26), (SOFR + 1.005%)(a)	665	599,498
3.55%, 04/09/24	610	608,713
3.87%, 03/28/26 (Call 03/28/25), (SOFR + 1.640%)(a)	1,000	989,110
4.02%, 03/28/28 (Call 03/28/27)(a)	500	485,575
4.10%, 10/02/23	995	1,004,821
4.63%, 01/06/26(b)	200	202,050
4.70%, 03/22/28 (Call 03/22/23)(a)(d)	400	400,936
International Bank of Azerbaijan OJSC, 3.50%, 09/01/24(d)	480	456,000
Intesa Sanpaolo SpA
5.02%, 06/26/24(b)	1,130	1,110,711
5.25%, 01/12/24	240	243,967
5.71%, 01/15/26(b)	725	721,607
Series XR, 3.25%, 09/23/24(b)	465	455,533
Itau Unibanco Holding SA/Cayman Island
3.25%, 01/24/25(c)(d)	400	388,148
5.13%, 05/13/23(c)(d)	600	611,166
JPMorgan Chase & Co.
0.56%, 02/16/25 (Call 02/16/24), (SOFR + 0.420%)(a)	510	483,251
0.65%, 09/16/24 (Call 09/16/23), (SOFR + 0.600%)(a)	332	321,097
0.77%, 08/09/25 (Call 08/09/24), (SOFR + 0.490%)(a)	1,915	1,788,916
0.82%, 06/01/25 (Call 06/01/24), (SOFR + 0.540%)(a)	990	931,738
0.97%, 06/23/25 (Call 06/23/24), (SOFR + 0.580%)(a)	1,205	1,132,820
1.04%, 02/04/27 (Call 02/04/26), (SOFR + 0.695%)(a)	365	325,058
1.05%, 11/19/26 (Call 11/19/25), (SOFR + 0.800%)(a)	1,330	1,194,500
1.47%, 09/22/27 (Call 09/22/26), (SOFR + 0.765%)(a)	2,020	1,795,659
1.51%, 06/01/24 (Call 06/01/23), (SOFR + 1.455%)(a)	619	608,960
1.56%, 12/10/25 (Call 12/10/24), (SOFR + 0.605%)(a)	2,335	2,198,543
1.58%, 04/22/27 (Call 04/22/26), (SOFR + 0.885%)(a)	1,830	1,654,906
2.01%, 03/13/26 (Call 03/13/25), (SOFR + 1.585%)(a)	2,990	2,818,374
2.08%, 04/22/26 (Call 04/22/25), (SOFR + 1.850%)(a)	3,314	3,118,938
2.30%, 10/15/25 (Call 10/15/24), (SOFR + 1.160%)(a)	1,405	1,349,151
2.60%, 02/24/26 (Call 02/24/25), (SOFR + 0.915%)(a)	1,015	976,643
2.70%, 05/18/23 (Call 03/18/23)	944	942,980
2.95%, 10/01/26 (Call 07/01/26)	310	297,166
2.95%, 02/24/28 (Call 02/24/27), (SOFR + 1.170%)(a)	1,040	979,555
3.13%, 01/23/25 (Call 10/23/24)	272	269,375
3.22%, 03/01/25 (Call 03/01/24), (3 mo. LIBOR US + 1.155%)(a)	908	898,929
3.30%, 04/01/26 (Call 01/01/26)	226	220,994
3.63%, 05/13/24	880	887,322
3.78%, 02/01/28 (Call 02/01/27), (3 mo. LIBOR US + 1.337%)(a)	405	393,591
3.80%, 07/23/24 (Call 07/23/23), (3 mo. LIBOR US + 0.890%)(a)	1,697	1,703,788
3.88%, 02/01/24	320	324,397
3.88%, 09/10/24	1,877	1,886,423
3.90%, 07/15/25 (Call 04/15/25)	163	163,856
3.96%, 01/29/27 (Call 01/29/26), (3 mo. LIBOR US + 1.245%)(a)	1,155	1,143,184
4.02%, 12/05/24 (Call 12/05/23), (3 mo. LIBOR US + 1.000%)(a)	1,089	1,093,911
4.08%, 04/26/26 (Call 04/26/25), (SOFR + 1.320%)(a)	1,775	1,771,681

Security	Par (000)	Value

Banks (continued)
4.13%, 12/15/26	$300	$298,389
4.32%, 04/26/28 (Call 04/26/27), (SOFR + 1.560%)(a)	2,430	2,422,977
7.63%, 10/15/26	415	473,386
7.75%, 07/15/25	25	27,794
Kasikornbank PCL/Hong Kong, 3.34%, 10/02/31 (Call 10/02/26)(a)(d)	200	184,490
Kasikornbank Public Company Ltd., 3.26%, 07/12/23(d)	200	199,980
KeyBank N.A./Cleveland OH, 3.30%, 06/01/25	150	148,836
KeyCorp., 4.15%, 10/29/25	190	192,117
KfW
0.25%, 10/19/23	335	323,741
0.25%, 03/08/24	1,455	1,390,354
0.38%, 07/18/25	5,755	5,301,679
0.50%, 09/20/24	1,315	1,244,003
0.63%, 01/22/26	6,584	6,039,832
1.00%, 10/01/26	125	114,799
1.38%, 08/05/24	2,502	2,422,261
2.00%, 05/02/25	2,461	2,393,987
2.50%, 11/20/24	2,844	2,817,693
2.63%, 02/28/24	2,528	2,524,461
Kookmin Bank
1.38%, 05/06/26(d)	200	183,806
1.75%, 05/04/25(c)(d)	800	761,208
4.35%, (Call 07/02/24)(a)(d)(e)	200	198,800
Korea Development Bank (The)
0.40%, 03/09/24	200	190,706
1.00%, 09/09/26	400	362,220
2.13%, 10/01/24	400	391,352
3.00%, 01/13/26	800	791,248
3.25%, 02/19/24	450	452,025
3.38%, 09/16/25	400	401,320
3.75%, 01/22/24	400	405,040
Kreditanstalt fuer Wiederaufbau, 1.25%, 01/31/25	2,005	1,917,081
Landeskreditbank Baden-Wuerttemberg Foerderbank, 2.00%, 07/23/24(d)	1,430	1,403,345
Landwirtschaftliche Rentenbank
0.88%, 03/30/26	140	128,944
2.00%, 01/13/25	1,827	1,783,298
2.38%, 01/23/24(d)	1,684	1,673,947
2.38%, 06/10/25	270	265,151
3.13%, 11/14/23	1,037	1,044,757
Series 40, 0.50%, 05/27/25	836	775,699
Lloyds Banking Group PLC
1.63%, 05/11/27 (Call 05/11/26)(a)	1,620	1,452,962
2.44%, 02/05/26 (Call 02/05/25)(a)	875	835,782
3.51%, 03/18/26 (Call 03/18/25)(a)	1,000	982,100
3.75%, 03/18/28 (Call 03/18/27)(a)	1,600	1,544,640
3.87%, 07/09/25 (Call 07/09/24)(a)	340	339,371
3.90%, 03/12/24	495	496,119
4.05%, 08/16/23	585	590,762
4.45%, 05/08/25	330	333,260
4.50%, 11/04/24	320	322,570
4.65%, 03/24/26	1,005	1,004,899
M&T Bank Corp., 3.55%, 07/26/23 (Call 06/26/23)	535	538,007
Macquarie Bank Ltd.
2.30%, 01/22/25(b)	580	560,245
3.23%, 03/21/25(b)	500	494,315
3.90%, 01/15/26(b)	410	407,716
4.00%, 07/29/25(b)	510	511,872

16	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Macquarie Group Ltd.
1.20%, 10/14/25 (Call 10/14/24)(a)(b)	$675	$631,220
1.34%, 01/12/27 (Call 01/12/26)(a)(b)	870	774,187
1.63%, 09/23/27 (Call 09/23/26)(a)(b)(c)	865	761,105
1.94%, 04/14/28 (Call 04/14/27), (SOFR + 0.995%)(a)(b)	1,000	875,820
4.10%, 06/21/28(a)(b)	500	484,080
Malayan Banking Bhd, 1.26%, 08/16/24, (3 mo. LIBOR US + 0.800%)(a)(d)	600	602,916
MAR Sukuk Ltd., 2.21%, 09/02/25(d)	600	573,048
Mashreqbank PSC, 4.25%, 02/26/24(d)	200	202,542
Metropolitan Bank & Trust Co., 2.13%, 01/15/26(d)	400	379,544
Mitsubishi UFJ Financial Group Inc.
0.95%, 07/19/25 (Call 07/19/24)(a)	1,115	1,046,996
0.96%, 10/11/25 (Call 10/11/24)(a)	820	764,273
1.41%, 07/17/25	1,645	1,519,684
1.54%, 07/20/27 (Call 07/20/26)(a)	1,250	1,120,000
1.64%, 10/13/27 (Call 10/13/26)(a)	1,000	892,470
2.19%, 02/25/25	1,165	1,116,687
2.34%, 01/19/28 (Call 01/19/27)(a)	940	862,149
2.80%, 07/18/24	305	300,129
3.41%, 03/07/24	1,209	1,208,117
3.76%, 07/26/23	1,567	1,581,886
3.78%, 03/02/25	65	65,334
3.84%, 04/17/26 (Call 04/17/25)(a)	1,000	996,260
4.08%, 04/19/28 (Call 04/19/27)(a)	2,000	1,974,840
Mizuho Financial Group Inc.
1.23%, 05/22/27 (Call 05/22/26)(a)	400	354,008
1.24%, 07/10/24 (Call 07/10/23), (SOFR + 1.252%)(a)	965	940,605
1.55%, 07/09/27 (Call 07/09/26)(a)	1,020	911,482
2.23%, 05/25/26 (Call 05/25/25), (3 mo. LIBOR US + 0.830%)(a)	1,045	988,027
2.56%, 09/13/25 (Call 09/13/24), (SOFR + 1.362%)(a)	1,210	1,173,639
2.65%, 05/22/26 (Call 05/22/25)(a)	1,000	961,920
2.84%, 07/16/25 (Call 07/16/24), (SOFR + 1.242%)(a)	265	259,371
2.84%, 09/13/26	200	189,280
3.48%, 04/12/26(b)	1,000	972,670
3.66%, 02/28/27	200	195,390
3.92%, 09/11/24 (Call 09/11/23), (3 mo. LIBOR US + 1.000%)(a)	650	653,055
Morgan Stanley
0.79%, 01/22/25 (Call 01/22/24), (SOFR + 0.509%)(a)	290	275,735
0.79%, 05/30/25 (Call 05/30/24), (SOFR + 0.525%)(a)	1,789	1,673,019
0.99%, 12/10/26 (Call 12/10/25), (SOFR + 0.720%)(a)	4,675	4,174,588
1.16%, 10/21/25 (Call 10/21/24), (SOFR + 0.560%)(a)	1,155	1,079,220
1.51%, 07/20/27 (Call 07/20/26), (SOFR + 0.858%)(a)	1,270	1,133,780
1.59%, 05/04/27 (Call 05/04/26), (SOFR + 0.879%)(a)	1,485	1,339,678
2.19%, 04/28/26 (Call 04/28/25), (SOFR + 1.990%)(a)	3,091	2,918,739
2.48%, 01/21/28 (Call 01/21/27), (SOFR + 1.000%)(a)	1,145	1,053,984
2.63%, 02/18/26 (Call 02/18/25), (SOFR + 0.940%)(a)	915	880,880
2.72%, 07/22/25 (Call 07/22/24), (SOFR + 1.152%)(a)	1,042	1,014,700
3.13%, 07/27/26	1,355	1,298,862
3.62%, 04/17/25 (Call 04/17/24), (SOFR + 1.160%)(a)	320	318,253
3.63%, 01/20/27	1,200	1,170,708
3.70%, 10/23/24	1,478	1,481,651
3.88%, 01/27/26	390	387,215
3.95%, 04/23/27	2,000	1,960,720
4.00%, 07/23/25	212	212,320
4.10%, 05/22/23	530	535,507
4.21%, 04/20/28 (Call 04/20/27), (SOFR + 1.610%)(a)	785	779,160
4.35%, 09/08/26	470	470,635

Security	Par (000)	Value

Banks (continued)
5.00%, 11/24/25	$1,010	$1,036,846
6.25%, 08/09/26	225	243,617
Series F, 3.88%, 04/29/24	1,265	1,274,095
Series I, 0.86%, 10/21/25 (Call 10/21/24), (SOFR + 0.745%)(a)	312	289,658
MUFG Bank Ltd., 3.25%, 09/08/24(b)	300	297,435
Nanyang Commercial Bank Ltd., 3.80%, 11/20/29 (Call 11/20/24)(a)(d)	500	489,280
National Australia Bank Ltd.
1.39%, 01/12/25(b)	1,000	947,700
1.89%, 01/12/27(b)	620	569,854
3.45%, 12/04/23(b)	250	252,380
National Australia Bank Ltd./New York
2.50%, 07/12/26	215	205,267
3.63%, 06/20/23	255	257,573
National Bank of Canada, 0.75%, 08/06/24	310	291,292
National Bank of Oman SAOG, 5.63%, 09/25/23(d)	200	202,280
National Securities Clearing Corp., 1.50%, 04/23/25 (Call 03/23/25)(b)	950	898,567
Natwest Group PLC
1.64%, 06/14/27 (Call 06/14/26)(a)	845	752,295
2.36%, 05/22/24 (Call 05/22/23)(a)	420	414,813
3.75%, 11/01/29 (Call 11/01/24)(a)	710	695,395
3.88%, 09/12/23	1,757	1,762,060
4.27%, 03/22/25 (Call 03/22/24), (3 mo. LIBOR US + 1.762%)(a)	515	515,304
4.52%, 06/25/24 (Call 06/25/23), (3 mo. LIBOR US + 1.550%)(a)	550	554,879
4.80%, 04/05/26	205	207,003
5.13%, 05/28/24	505	513,110
6.00%, 12/19/23	523	537,738
NatWest Markets PLC
0.80%, 08/12/24(b)	470	440,555
1.60%, 09/29/26(b)	1,180	1,058,543
NBK SPC Ltd., 1.63%, 09/15/27 (Call 09/15/26)(a)(d)	400	360,280
NBK Tier 1 Financing 2 Ltd., 4.50%, (Call 08/27/25)(a)(d)(e)	400	384,144
NBK Tier 1 Financing Ltd., 3.63%, (Call 08/24/26)(a)(d)(e)	200	183,068
NBK Tier 2 Ltd., 2.50%, 11/24/30 (Call 11/24/25)(a)(d)	400	370,616
NCB Tier 1 Sukuk Ltd., 3.50%, (Call 07/26/26)(a)(d)(e)	600	573,786
Nederlandse Waterschapsbank NV, 1.75%, 01/15/25(b)(c)	1,930	1,869,649
NongHyup Bank
0.88%, 07/28/24(d)	200	189,586
1.25%, 07/20/25(d)	400	372,244
3.88%, 07/30/23(d)	400	403,960
Nordea Bank Abp
0.63%, 05/24/24(b)	220	207,931
0.75%, 08/28/25(b)	30	27,308
1.50%, 09/30/26(b)	200	179,336
3.75%, 08/30/23(b)	675	679,826
Norinchukin Bank (The), 1.28%, 09/22/26(b)	895	803,388
Northern Trust Corp., 3.95%, 10/30/25	170	172,292
NRW Bank
0.38%, 02/10/25(d)	600	558,870
0.63%, 05/19/25(d)	48	44,706
0.75%, 10/25/24(d)	95	90,056
0.88%, 03/09/26(d)	420	386,165
1.88%, 07/31/24(d)	2,024	1,979,391
2.25%, 05/31/23(d)	600	598,392
Oesterreichische Kontrollbank AG
0.38%, 09/17/25	565	517,133

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
0.50%, 02/02/26	$100	$90,979
1.50%, 02/12/25	1,692	1,626,773
3.13%, 11/07/23(c)	215	216,380
Oversea-Chinese Banking Corp. Ltd.
1.83%, 09/10/30 (Call 09/10/25)(a)(b)	1,335	1,242,111
4.25%, 06/19/24(b)	510	516,742
Philippine National Bank, 3.28%, 09/27/24(d)	800	790,008
PNC Bank N.A.
3.50%, 06/08/23 (Call 05/09/23)	515	518,512
3.88%, 04/10/25 (Call 03/10/25)	130	130,360
2.50%, 08/27/24 (Call 07/27/24)	250	244,885
PNC Financial Services Group Inc. (The)
1.15%, 08/13/26 (Call 07/13/26)	715	647,976
2.20%, 11/01/24 (Call 10/02/24)	770	751,466
2.60%, 07/23/26 (Call 05/23/26)	70	67,226
3.50%, 01/23/24 (Call 12/23/23)	1,552	1,561,296
3.90%, 04/29/24 (Call 03/29/24)	939	949,667
QIB Sukuk Ltd.
1.67%, 02/07/25, (3 mo. LIBOR US + 1.350%)(a)(d)	400	401,896
1.95%, 10/27/25(d)	200	189,734
3.98%, 03/26/24(d)	600	607,290
QIIB Senior Sukuk Ltd., 4.26%, 03/05/24(d)	480	487,315
QNB Finance Ltd.
1.38%, 01/26/26(d)	400	367,412
1.63%, 09/22/25(d)	600	560,178
2.10%, 03/12/24(a)(d)	400	402,648
2.63%, 05/12/25(d)	600	581,298
3.50%, 03/28/24(d)	600	601,020
QNB Finansbank AS, 6.88%, 09/07/24(d)	200	206,064
Rakfunding Cayman Ltd., 4.13%, 04/09/24(d)	200	201,154
Regions Financial Corp., 2.25%, 05/18/25 (Call 04/18/25)	450	432,081
RHB Bank Bhd, 3.77%, 02/19/24(d)	600	603,270
Riyad Sukuk Ltd., 3.17%, 02/25/30 (Call 02/25/25)(a)(d)	800	782,152
Rizal Commercial Banking Corp., 3.00%, 09/11/24(d)	200	197,648
Royal Bank of Canada
0.43%, 01/19/24	283	271,278
0.65%, 07/29/24	1,340	1,260,270
0.75%, 10/07/24	1,030	966,686
0.88%, 01/20/26	535	480,280
1.15%, 06/10/25	429	396,752
1.15%, 07/14/26	500	448,280
1.20%, 04/27/26	1,358	1,226,206
1.40%, 11/02/26	1,065	958,670
1.60%, 01/21/25	220	208,736
2.05%, 01/21/27	955	879,870
2.25%, 11/01/24	839	815,198
2.55%, 07/16/24	690	677,946
3.38%, 04/14/25	190	187,988
3.63%, 05/04/27	1,000	981,820
3.70%, 10/05/23	1,204	1,217,196
4.65%, 01/27/26	605	617,161
Samba Funding Ltd., 2.75%, 10/02/24(d)	600	587,928
Santander Holdings USA Inc.
2.49%, 01/06/28 (Call 01/06/27), (SOFR + 1.249%)(a)	205	185,964
3.24%, 10/05/26 (Call 08/05/26)	155	147,848
3.45%, 06/02/25 (Call 05/02/25)	836	820,450
3.50%, 06/07/24 (Call 05/07/24)	232	230,770
4.50%, 07/17/25 (Call 04/17/25)	895	902,885
Santander UK Group Holdings PLC
1.09%, 03/15/25 (Call 03/15/24), (SOFR + 0.787%)(a)	225	212,495

Security	Par (000)	Value

Banks (continued)
1.53%, 08/21/26 (Call 08/21/25)(a)	$510	$463,437
1.67%, 06/14/27 (Call 06/14/26), (SOFR + 0.989%)(a)	1,055	937,958
2.47%, 01/11/28 (Call 01/11/27), (SOFR + 1.220%)(a)	600	542,988
4.80%, 11/15/24 (Call 11/15/23), (3 mo. LIBOR US + 1.570%)(a)	575	583,039
Santander UK PLC, 4.00%, 03/13/24	1,135	1,147,292
Shanghai Pudong Development Bank Co. Ltd., 1.00%, 01/19/24(d)	400	385,124
Shanghai Pudong Development Bank Co. Ltd./Hong Kong, 0.88%, 07/13/24(d)	400	379,664
Shinhan Bank Co. Ltd.
1.38%, 10/21/26(c)(d)	200	182,312
2.88%, 04/24/25, (3 mo. LIBOR US + 1.700%)(a)(d)	600	618,966
3.88%, 03/24/26(d)	200	198,370
Shinhan Financial Group Co. Ltd.
1.35%, 01/10/26(d)	400	368,796
2.88%, (Call 05/12/26)(a)(d)(e)	400	363,256
3.34%, 02/05/30 (Call 02/05/25)(a)(d)	200	194,768
5.88%, (Call 08/13/23)(a)(d)(e)	200	203,774
Siam Commercial Bank PCL/Cayman Islands
2.75%, 05/16/23(d)	200	198,868
3.90%, 02/11/24(d)	400	403,256
SIB Sukuk Co. III Ltd., 2.85%, 06/23/25(d)	400	392,548
SIB Tier 1 Sukuk Co., 5.00%, (Call 07/02/25)(a)(d)(e)	400	403,128
Signature Bank/New York NY, 4.00%, 10/15/30 (Call 10/15/25)(a)	100	98,219
SNB Sukuk Ltd., 2.34%, 01/19/27(d)	400	378,876
Societe Generale SA
1.38%, 07/08/25(b)	500	461,495
1.49%, 12/14/26 (Call 12/14/25)(a)(b)	715	634,005
1.79%, 06/09/27 (Call 06/09/26)(a)(b)	1,135	1,000,775
2.23%, 01/21/26(a)(b)	1,000	934,760
2.63%, 10/16/24(b)	660	636,194
2.63%, 01/22/25(b)	1,710	1,633,187
2.80%, 01/19/28(a)(b)	500	451,245
3.88%, 03/28/24(b)	525	522,884
4.25%, 09/14/23(b)	525	529,321
4.25%, 04/14/25(b)	1,080	1,065,625
4.75%, 11/24/25(b)	125	124,609
Standard Chartered PLC
0.99%, 01/12/25(a)(b)	200	189,804
1.21%, 03/23/25 (Call 03/23/24)(a)(b)	350	331,629
1.46%, 01/14/27 (Call 01/14/26)(a)(b)	745	663,057
1.82%, 11/23/25(a)(b)	1,070	1,002,975
2.61%, 01/12/28(a)(b)	1,175	1,066,371
2.82%, 01/30/26 (Call 01/30/25)(a)(b)	1,365	1,305,704
3.52%, 02/12/30 (Call 02/12/25)(a)(d)	500	481,645
3.79%, 05/21/25 (Call 05/21/24)(a)(b)	765	757,273
3.97%, 03/30/26(a)(b)	1,000	983,810
4.05%, 04/12/26(b)	200	198,024
5.20%, 01/26/24(b)	435	442,234
State Bank of India/London
1.80%, 07/13/26(d)	400	364,464
4.38%, 01/24/24(d)	800	808,168
4.50%, 09/28/23(d)	200	202,748
State Street Corp.
1.68%, 11/18/27 (Call 11/18/26), (SOFR + 0.560%)(a)	905	827,776
1.75%, 02/06/26 (Call 02/06/25), (SOFR + 0.441%)(a)(c)	285	271,414
2.20%, 02/07/28 (Call 02/07/27), (SOFR + 0.730%)(a)	1,900	1,764,150
2.35%, 11/01/25 (Call 11/01/24)(a)	780	757,411

18	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.90%, 03/30/26 (Call 03/30/25), (SOFR + 2.600%)(a)	$140	$137,134
3.10%, 05/15/23	311	312,483
3.30%, 12/16/24	421	421,484
3.55%, 08/18/25	357	357,675
3.70%, 11/20/23	611	617,770
3.78%, 12/03/24 (Call 12/03/23), (3 mo. LIBOR US + 0.770%)(a)	92	92,812
Sumitomo Mitsui Banking Corp., 3.40%, 07/11/24	260	259,199
Sumitomo Mitsui Financial Group Inc.
0.95%, 01/12/26	1,195	1,070,589
1.40%, 09/17/26	1,980	1,765,685
1.47%, 07/08/25	1,015	941,291
2.17%, 01/14/27	355	325,595
2.35%, 01/15/25	455	437,287
2.45%, 09/27/24	325	315,692
2.63%, 07/14/26	2,215	2,093,707
2.70%, 07/16/24	452	442,978
3.75%, 07/19/23	740	745,920
3.78%, 03/09/26	525	518,674
3.94%, 10/16/23	366	369,711
4.44%, 04/02/24(b)	325	328,393
Sumitomo Mitsui Trust Bank Ltd.
0.80%, 09/16/24(b)	540	505,348
1.05%, 09/12/25(b)	600	547,086
1.35%, 09/16/26(b)	1,105	989,461
2.55%, 03/10/25(b)	500	484,245
2.80%, 03/10/27(b)	1,600	1,517,200
Suncorp-Metway Ltd., 3.30%, 04/15/24(b)	382	380,915
SVB Financial Group
1.80%, 10/28/26 (Call 09/28/26)	480	434,011
3.50%, 01/29/25	45	44,672
4.35%, 04/29/28(a)	1,210	1,202,135
Svenska Handelsbanken AB
0.55%, 06/11/24(b)	480	452,650
1.42%, 06/11/27 (Call 06/11/26)(a)(b)	630	568,115
3.90%, 11/20/23	260	263,323
Swedbank AB
1.54%, 11/16/26(b)	1,900	1,730,026
3.36%, 04/04/25(b)	1,075	1,066,228
Synovus Financial Corp., 5.90%, 02/07/29 (Call 02/07/24)(a)	155	156,356
TC Ziraat Bankasi AS
5.13%, 09/29/23(d)	200	196,076
5.38%, 03/02/26(d)	400	365,976
Texas Capital Bancshares Inc., 4.00%, 05/06/31 (Call 05/06/26)(a)	185	177,837
Toronto-Dominion Bank (The)
0.45%, 09/11/23	142	137,487
0.55%, 03/04/24	640	610,131
0.75%, 06/12/23	190	185,940
0.75%, 09/11/25	445	405,288
0.75%, 01/06/26	2,250	2,022,930
1.15%, 06/12/25	444	412,312
1.20%, 06/03/26	1,095	987,767
1.25%, 12/13/24	870	825,604
1.25%, 09/10/26	1,030	923,508
1.45%, 01/10/25(c)	775	734,793
1.95%, 01/12/27	980	900,003
2.35%, 03/08/24	1,000	984,720
2.65%, 06/12/24(c)	1,053	1,040,848

Security	Par (000)	Value

Banks (continued)
2.80%, 03/10/27	$900	$855,513
3.25%, 03/11/24	723	723,513
3.50%, 07/19/23	374	377,194
Truist Bank
1.50%, 03/10/25 (Call 02/10/25)	640	607,469
2.15%, 12/06/24 (Call 11/05/24)	250	242,723
2.64%, 09/17/29 (Call 09/17/24)(a)	300	290,514
3.20%, 04/01/24 (Call 03/01/24)	439	438,912
3.63%, 09/16/25 (Call 08/16/25)	325	323,450
3.69%, 08/02/24 (Call 08/02/23), (3 mo. LIBOR US + 0.735%)(a)	436	438,655
Truist Financial Corp.
1.20%, 08/05/25 (Call 07/03/25)	159	147,616
1.27%, 03/02/27 (Call 03/02/26), (SOFR + 0.609%)(a)	1,175	1,068,333
2.50%, 08/01/24 (Call 07/01/24)	1,121	1,100,396
2.85%, 10/26/24 (Call 09/26/24)	748	739,054
3.70%, 06/05/25 (Call 05/05/25)	500	501,260
3.75%, 12/06/23 (Call 11/06/23)	1,011	1,021,241
4.00%, 05/01/25 (Call 03/01/25)	611	617,770
Turkiye Is Bankasi AS
6.13%, 04/25/24(d)	600	591,762
7.00%, 06/29/28 (Call 06/29/23)(a)(d)	200	195,620
7.75%, 01/22/30 (Call 01/22/25)(a)(d)	400	396,144
Turkiye Vakiflar Bankasi TAO
5.25%, 02/05/25(d)	400	373,852
6.50%, 01/08/26(d)	400	377,296
8.13%, 03/28/24(d)	200	202,912
U.S. Bancorp.
1.45%, 05/12/25 (Call 04/11/25)	332	313,162
2.22%, 01/27/28 (Call 01/27/27), (SOFR + 0.730%)(a)	420	390,415
2.40%, 07/30/24 (Call 06/28/24)	1,358	1,333,298
3.10%, 04/27/26 (Call 03/27/26)	470	459,716
3.38%, 02/05/24 (Call 01/05/24)	1,199	1,203,640
3.60%, 09/11/24 (Call 08/11/24)	644	647,439
3.70%, 01/30/24 (Call 12/29/23)	35	35,365
3.95%, 11/17/25 (Call 10/17/25)	550	558,597
U.S. Bank N.A./Cincinnati OH
2.05%, 01/21/25 (Call 12/20/24)	620	599,676
2.80%, 01/27/25 (Call 12/27/24)	675	666,778
UBS AG/London
0.38%, 06/01/23(b)	630	613,891
0.45%, 02/09/24(b)	200	190,380
0.70%, 08/09/24(b)	645	607,209
1.25%, 06/01/26(b)	1,980	1,781,426
1.38%, 01/13/25, (SOFR + 0.300%)(b)	755	713,528
UBS Group AG
1.01%, 07/30/24 (Call 07/30/23)(a)(b)	2,850	2,768,718
1.36%, 01/30/27 (Call 01/30/26)(a)(b)	380	341,198
1.49%, 08/10/27 (Call 08/10/26)(a)(b)	565	502,059
3.49%, 05/23/23 (Call 05/23/22)(b)	395	395,000
4.13%, 09/24/25(b)	505	505,232
4.13%, 04/15/26(b)	400	397,708
UniCredit SpA
1.98%, 06/03/27 (Call 06/03/26)(a)(b)	600	529,272
2.57%, 09/22/26 (Call 09/22/25)(a)(b)	730	667,424
United Overseas Bank Ltd.
1.75%, 03/16/31 (Call 03/16/26)(a)(d)	1,000	912,410
3.75%, 04/15/29 (Call 04/15/24)(a)(b)	865	864,602
Valley National Bancorp., 3.00%, 06/15/31 (Call 06/15/26), (SOFR + 2.360%)(a)	100	93,954

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Vnesheconombank Via VEB Finance PLC
5.94%, 11/21/23(d)	$1,000	$20,000
6.80%, 11/22/25(d)	400	8,000
Wachovia Corp., 7.57%, 08/01/26(g)	175	194,814
Warba Sukuk Ltd., 2.98%, 09/24/24(d)	200	198,938
Wells Fargo & Co.
0.81%, 05/19/25 (Call 05/19/24), (SOFR + 0.510%)(a)	540	508,448
1.65%, 06/02/24 (Call 06/02/23), (SOFR + 1.600%)(a)	3,160	3,106,691
2.16%, 02/11/26 (Call 02/11/25), (3 mo. LIBOR US + 0.750%)(a)	2,320	2,200,636
2.19%, 04/30/26 (Call 04/30/25), (SOFR + 2.000%)(a)	1,375	1,299,031
2.41%, 10/30/25 (Call 10/30/24), (SOFR + 1.087%)(a)	1,923	1,848,811
3.00%, 02/19/25	1,660	1,631,631
3.00%, 04/22/26	1,595	1,533,242
3.00%, 10/23/26	865	826,317
3.20%, 06/17/27, (3 mo. LIBOR US + 1.170%)(a)	1,000	957,620
3.30%, 09/09/24	935	931,419
3.53%, 03/24/28 (Call 03/24/27), (SOFR + 1.510%)(a)	1,285	1,237,095
3.55%, 09/29/25	705	700,396
3.75%, 01/24/24 (Call 12/22/23)	2,180	2,197,222
3.91%, 04/25/26 (Call 04/25/25), (SOFR + 1.320%)(a)	1,155	1,147,169
4.10%, 06/03/26	1,750	1,742,475
4.13%, 08/15/23	246	248,883
4.48%, 01/16/24	742	755,950
Western Alliance Bancorp., 3.00%, 06/15/31 (Call 06/15/26), (SOFR + 2.250%)(a)	25	23,357
Westpac Banking Corp.
1.02%, 11/18/24	640	606,810
1.15%, 06/03/26	1,030	932,964
2.35%, 02/19/25	75	72,947
2.85%, 05/13/26	475	461,026
2.89%, 02/04/30 (Call 02/04/25)(a)	767	732,976
3.30%, 02/26/24	1,401	1,407,795
3.65%, 05/15/23	380	383,986
4.32%, 11/23/31 (Call 11/23/26)(a)	500	490,330
Woori Bank
0.75%, 02/01/26(d)	600	541,866
4.25%, (Call 10/04/24)(a)(d)(e)	400	391,952
4.75%, 04/30/24(d)	200	203,818
Yapi ve Kredi Bankasi AS
5.85%, 06/21/24(d)	200	195,650
7.88%, 01/22/31 (Call 01/22/26)(a)(d)	200	195,600
8.25%, 10/15/24(d)	400	409,536

		634,148,660

Beverages — 0.2%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc., 3.65%, 02/01/26 (Call 11/01/25)	1,805	1,793,358
Bacardi Ltd., 4.45%, 05/15/25 (Call 03/15/25)(d)	675	679,232
Brown-Forman Corp., 3.50%, 04/15/25 (Call 02/15/25)	36	36,202
Coca-Cola Co. (The), 1.75%, 09/06/24	910	891,782
Coca-Cola Consolidated Inc., 3.80%, 11/25/25 (Call 08/25/25)	105	105,318
Coca-Cola Europacific Partners PLC, 0.80%, 05/03/24(b)	500	472,725
Coca-Cola European Partners PLC, 1.50%, 01/15/27 (Call 12/15/26)(b)	200	178,246
Constellation Brands Inc.
4.25%, 05/01/23	245	248,298
4.40%, 11/15/25 (Call 09/15/25)	215	218,831
4.75%, 11/15/24	616	632,256

Security	Par (000)	Value

Beverages (continued)
Diageo Capital PLC
1.38%, 09/29/25 (Call 08/29/25)	$450	$420,966
2.13%, 10/24/24 (Call 09/24/24)	460	446,849
3.50%, 09/18/23 (Call 08/18/23)	155	156,071
JDE Peet’s NV, 1.38%, 01/15/27 (Call 12/15/26)(b)	575	501,308
Keurig Dr Pepper Inc.
0.75%, 03/15/24 (Call 05/31/22)	1,295	1,236,609
2.55%, 09/15/26 (Call 06/15/26)	110	104,280
3.13%, 12/15/23 (Call 10/15/23)	519	519,960
4.42%, 05/25/25 (Call 03/25/25)	96	97,975
Molson Coors Beverage Co., 3.00%, 07/15/26 (Call 04/15/26)	632	603,048
PepsiCo Inc.
0.40%, 10/07/23	415	402,832
0.75%, 05/01/23	821	808,036
2.25%, 03/19/25 (Call 02/19/25)	1,036	1,011,623
2.75%, 04/30/25 (Call 01/30/25)	295	291,675
2.85%, 02/24/26 (Call 11/24/25)	582	571,704
3.50%, 07/17/25 (Call 04/17/25)	75	75,532
3.60%, 03/01/24 (Call 12/01/23)	1,154	1,166,625
Suntory Holdings Ltd., 2.25%, 10/16/24 (Call 09/16/24)(b)	305	292,092

		13,963,433

Biotechnology — 0.2%
Amgen Inc.
1.90%, 02/21/25 (Call 01/21/25)(c)	482	462,368
2.20%, 02/21/27 (Call 12/21/26)	1,000	927,340
2.25%, 08/19/23 (Call 06/19/23)	724	719,280
2.60%, 08/19/26 (Call 05/19/26)	585	559,137
3.13%, 05/01/25 (Call 02/01/25)	279	276,107
3.63%, 05/22/24 (Call 02/22/24)	417	420,198
Baxalta Inc., 4.00%, 06/23/25 (Call 03/23/25)	155	155,977
Biogen Inc., 4.05%, 09/15/25 (Call 06/15/25)	961	958,357
Bio-Rad Laboratories Inc., 3.30%, 03/15/27 (Call 02/15/27)	160	153,117
CSL Finance PLC, 3.85%, 04/27/27(b)	200	199,052
Gilead Sciences Inc.
0.75%, 09/29/23 (Call 05/10/22)	1,369	1,324,261
2.50%, 09/01/23 (Call 07/01/23)	499	496,535
2.95%, 03/01/27 (Call 12/01/26)	260	249,150
3.50%, 02/01/25 (Call 11/01/24)(c)	508	508,554
3.65%, 03/01/26 (Call 12/01/25)	1,558	1,547,951
3.70%, 04/01/24 (Call 01/01/24)	1,136	1,143,577
Royalty Pharma PLC
0.75%, 09/02/23	386	373,470
1.20%, 09/02/25 (Call 08/02/25)	565	514,472

		10,988,903

Building Materials — 0.1%
Carrier Global Corp., 2.24%, 02/15/25 (Call 01/15/25)	133	127,418
Cemex SAB De CV, 5.13%, (Call 06/08/26)(a)(d)(e)	400	365,720
CRH America Inc., 3.88%, 05/18/25 (Call 02/15/25)(b)	500	502,510
Eco Material Technologies Inc., 7.88%, 01/31/27 (Call 01/31/24)(b)	280	270,939
Fortune Brands Home & Security Inc.
4.00%, 09/21/23 (Call 08/21/23)	400	404,500
4.00%, 06/15/25 (Call 03/15/25)	60	60,087
InterCement Financial Operations BV, 5.75%, 07/17/24 (Call 05/31/22)(b)	200	171,980
Jeld-Wen Inc.
4.63%, 12/15/25 (Call 05/31/22)(b)	210	198,614

20	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Building Materials (continued)
6.25%, 05/15/25 (Call 05/31/22)(b)	$225	$230,024
Johnson Controls International PLC, 3.63%, 07/02/24 (Call 04/02/24)(g)	50	50,137
Koppers Inc., 6.00%, 02/15/25 (Call 05/31/22)(b)	275	267,055
Lennox International Inc.
1.35%, 08/01/25 (Call 07/01/25)	400	370,088
3.00%, 11/15/23 (Call 09/15/23)	72	71,667
Martin Marietta Materials Inc., 4.25%, 07/02/24 (Call 04/02/24)	69	69,846
Owens Corning
3.40%, 08/15/26 (Call 05/15/26)	300	294,240
4.20%, 12/01/24 (Call 09/01/24)	225	227,695
Standard Industries Inc./NJ, 5.00%, 02/15/27 (Call 05/31/22)(b)	460	436,374
Summit Materials LLC/Summit Materials Finance Corp., 6.50%, 03/15/27 (Call 05/10/22)(b)	30	29,934
Vulcan Materials Co., 4.50%, 04/01/25 (Call 01/01/25)	11	11,251
West China Cement Ltd., 4.95%, 07/08/26 (Call 07/08/24)(d)	600	542,004

		4,702,083

Chemicals — 0.5%
Cerdia Finanz GmbH, 10.50%, 02/15/27 (Call 02/15/24)(b)	325	288,428
Air Products and Chemicals Inc., 1.50%, 10/15/25 (Call 09/15/25)	551	516,678
Albemarle Corp., 4.15%, 12/01/24 (Call 09/01/24)	259	262,219
Alpek SAB de CV, 5.38%, 08/08/23(d)	400	409,032
Bluestar Finance Holdings Ltd.
3.38%, 07/16/24(d)	400	396,024
3.88%, (Call 06/24/23)(a)(d)(e)	1,000	999,510
Braskem Finance Ltd., 6.45%, 02/03/24	465	473,444
Braskem Netherlands Finance BV, 8.50%, 01/23/81 (Call 10/24/25)(a)(d)	400	414,632
Celanese U.S. Holdings LLC
1.40%, 08/05/26 (Call 07/05/26)	500	443,760
3.50%, 05/08/24 (Call 04/08/24)	452	449,907
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP
3.30%, 05/01/23 (Call 04/01/23)(b)(c)	159	159,615
5.13%, 04/01/25 (Call 03/01/25)(b)	75	78,099
CNAC HK Finbridge Co. Ltd.
2.00%, 09/22/25(d)	400	372,400
3.35%, (Call 09/22/23)(a)(d)(e)	600	594,192
3.38%, 06/19/24(d)	200	198,522
4.88%, 03/14/25(d)	400	407,564
Consolidated Energy Finance SA, 6.50%, 05/15/26 (Call 05/10/22)(b)	200	204,016
Cornerstone Chemical Co., 6.75%, 08/15/24 (Call 05/31/22)(b)(c)	230	207,945
DuPont de Nemours Inc.
4.21%, 11/15/23 (Call 10/15/23)	1,597	1,618,959
4.49%, 11/15/25 (Call 09/15/25)	970	988,973
Eastman Chemical Co., 3.80%, 03/15/25 (Call 12/15/24)	415	413,253
Ecolab Inc., 1.65%, 02/01/27 (Call 01/01/27)	435	400,130
EI du Pont de Nemours and Co., 1.70%, 07/15/25 (Call 06/15/25)	840	792,834
Equate Petrochemical BV, 4.25%, 11/03/26(d)	200	199,172
Equate Sukuk Spc Ltd., 3.94%, 02/21/24(d)	525	528,271
FMC Corp., 4.10%, 02/01/24 (Call 11/01/23)	27	27,201
Formosa Group Cayman Ltd., 3.38%, 04/22/25(d)	400	391,872
GPD Companies Inc., 10.13%, 04/01/26 (Call 05/31/22)(b)	250	260,422

Security	Par (000)	Value

Chemicals (continued)
Hanwha Total Petrochemical Co. Ltd., 3.88%, 01/23/24(d)	$200	$201,018
HB Fuller Co., 4.00%, 02/15/27 (Call 11/15/26)	150	141,591
INEOS Quattro Finance 2 PLC., 3.38%, 01/15/26 (Call 01/15/23)(b)	280	254,834
International Flavors & Fragrances Inc., 1.23%, 10/01/25 (Call 09/01/25)(b)	905	824,383
Iris Holdings Inc., 8.75%, 02/15/26 (Call 02/15/23), (9.50% PIK)(b)(f)	75	71,894
LG Chem Ltd.
1.38%, 07/07/26(d)	400	362,076
3.25%, 10/15/24(d)	200	199,152
Linde Inc./CT
2.65%, 02/05/25 (Call 11/05/24)	68	66,810
3.20%, 01/30/26 (Call 10/30/25)	260	257,902
LYB International Finance BV, 4.00%, 07/15/23	636	642,506
LYB International Finance III LLC, 1.25%, 10/01/25 (Call 09/01/25)	560	512,322
LyondellBasell Industries NV, 5.75%, 04/15/24 (Call 01/15/24)	255	263,400
MEGlobal Canada ULC, 5.00%, 05/18/25(d)	1,000	1,019,980
Methanex Corp., 4.25%, 12/01/24 (Call 09/01/24)	255	251,078
Mosaic Co. (The), 4.25%, 11/15/23 (Call 08/15/23)	759	767,949
Nutrien Ltd.
1.90%, 05/13/23	105	103,844
3.00%, 04/01/25 (Call 01/01/25)	101	99,304
OCI NV, 4.63%, 10/15/25 (Call 10/15/22)(b)	162	162,211
OCP SA
4.50%, 10/22/25(d)	400	400,844
5.63%, 04/25/24(d)	309	317,303
Orbia Advance Corp. SAB de CV, 1.88%, 05/11/26 (Call 04/11/26)(d)	400	357,932
Polar U.S. Borrower LLC/Schenectady International Group Inc., 6.75%, 05/15/26 (Call 05/15/23)(b)	155	125,116
PPG Industries Inc.
1.20%, 03/15/26 (Call 02/15/26)	465	422,913
2.40%, 08/15/24 (Call 07/15/24)	515	503,268
Rain CII Carbon LLC/CII Carbon Corp., 7.25%, 04/01/25 (Call 05/31/22)(b)	280	270,368
Rayonier AM Products Inc.
5.50%, 06/01/24 (Call 05/31/22)(b)(c)	200	196,948
7.63%, 01/15/26 (Call 01/15/24)(b)	232	220,194
SABIC Capital II BV, 4.00%, 10/10/23(d)	500	505,565
Sasol Financing USA LLC
4.38%, 09/18/26 (Call 08/18/26)	200	186,790
5.88%, 03/27/24 (Call 02/27/24)	1,099	1,097,000
SCIL USA Holdings LLC, Class-H, 5.38%, 11/01/26 (Call 11/01/23)(b)	400	365,044
Sherwin-Williams Co. (The)
3.13%, 06/01/24 (Call 04/01/24)	641	637,468
3.45%, 08/01/25 (Call 05/01/25)	200	198,616
SPCM SA, 3.13%, 03/15/27 (Call 03/15/24)(b)	200	176,724
Syngenta Finance NV, 4.89%, 04/24/25 (Call 02/24/25)(b)	525	527,515
TPC Group Inc.
10.50%, 08/01/24 (Call 05/31/22)(b)(h)(i)	480	160,814
10.88%, 08/01/24 (Call 08/02/22)(b)	50	50,876
Trinseo Materials Operating SCA/Trinseo Materials Finance Inc., 5.38%, 09/01/25 (Call 05/30/22)(b)	270	261,892
Unigel Luxembourg SA, 8.75%, 10/01/26 (Call 10/01/22)(d)	200	207,348

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
Venator Finance Sarl/Venator Materials LLC, 5.75%, 07/15/25 (Call 05/31/22)(b)(c)	$205	$168,084
Westlake Corp., 3.60%, 08/15/26 (Call 05/15/26)	500	493,685
WR Grace Holdings LLC, 5.63%, 10/01/24(b)	175	176,234

		26,727,869

Coal — 0.0%
Adaro Indonesia PT, 4.25%, 10/31/24 (Call 10/31/22)(d)	800	790,664
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp., 7.50%, 05/01/25 (Call 05/31/22)(b)	210	210,506
China Shenhua Overseas Capital Co. Ltd., 3.88%, 01/20/25(d)	400	393,252
CONSOL Energy Inc., 11.00%, 11/15/25 (Call 05/31/22)(b)	50	52,196
Coronado Finance Pty Ltd., 10.75%, 05/15/26 (Call 05/15/23)(b)	176	189,140
Indika Energy Capital III Pte Ltd., 5.88%, 11/09/24 (Call 05/30/22)(d)	600	591,114
Natural Resource Partners LP/NRP Finance Corp., 9.13%, 06/30/25 (Call 05/31/22)(b)	185	187,757
PIC AU Holdings LLC/PIC AU Holdings Corp., 10.00%, 12/31/24 (Call 01/30/23)(b)(c)	100	103,073

		2,517,702

Commercial Services — 0.5%
Adani Ports & Special Economic Zone Ltd., 3.38%, 07/24/24(d)	400	391,800
ADT Security Corp. (The), 4.13%, 06/15/23	350	347,732
Ahern Rentals Inc., 7.38%, 05/15/23 (Call 05/31/22)(b)	270	253,800
Albion Financing 1 Sarl/Aggreko Holdings Inc., 6.13%, 10/15/26 (Call 10/15/23)(b)	285	268,937
Albion Financing 2SARL, 8.75%, 04/15/27 (Call 10/15/23)(b)	225	213,586
Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.63%, 07/15/26 (Call 07/15/22)(b)(c)	1,015	981,008
Alta Equipment Group Inc., 5.63%, 04/15/26 (Call 04/15/23)(b)	185	171,924
Aptim Corp., 7.75%, 06/15/25 (Call 05/16/22)(b)(c)	270	211,799
APX Group Inc., 6.75%, 02/15/27 (Call 02/15/23)(b)(c)	305	302,240
Ashtead Capital Inc., 1.50%, 08/12/26 (Call 07/12/26)(b)	200	177,826
Atento Luxco 1 SA, 8.00%, 02/10/26 (Call 02/10/24)(d)	300	294,195
Automatic Data Processing Inc., 3.38%, 09/15/25 (Call 06/15/25)	210	211,031
Bidvest Group UK PLC (The), 3.63%, 09/23/26(d)	400	366,960
Block Inc., 2.75%, 06/01/26 (Call 05/01/26)(b)	520	474,890
Brink’s Co. (The), 5.50%, 07/15/25 (Call 07/15/22)(b)	180	180,677
Cimpress PLC, 7.00%, 06/15/26 (Call 05/30/22)(b)	310	291,152
Cintas Corp. No. 2, 3.45%, 05/01/25 (Call 04/01/25)	150	149,529
CMHI Finance BVI Co. Ltd.
3.50%, (Call 10/09/23)(a)(d)(e)	1,000	1,000,430
4.38%, 08/06/23(d)	400	404,776
CoreCivic Inc.
4.63%, 05/01/23 (Call 02/01/23)(c)	98	98,081
8.25%, 04/15/26 (Call 04/15/24)	355	363,545
CPI CG Inc., 8.63%, 03/15/26 (Call 03/15/23)(b)	164	157,817
DP World Crescent Ltd., 3.91%, 05/31/23(d)	400	402,412
DP World Salaam, 6.00%, (Call 10/01/25)(a)(d)(e)	800	810,888
Element Fleet Management Corp.
1.60%, 04/06/24(b)	40	38,399
3.85%, 06/15/25 (Call 05/15/25)(b)	61	60,586

Security	Par (000)	Value

Commercial Services (continued)
Equifax Inc.
2.60%, 12/01/24 (Call 11/01/24)	$665	$646,998
2.60%, 12/15/25 (Call 11/15/25)	480	458,515
3.95%, 06/15/23 (Call 05/15/23)	264	266,284
ERAC USA Finance LLC
2.70%, 11/01/23 (Call 09/01/23)(b)	316	313,421
3.30%, 12/01/26 (Call 09/01/26)(b)	190	184,418
3.80%, 11/01/25 (Call 08/01/25)(b)	320	321,088
3.85%, 11/15/24 (Call 08/15/24)(b)	255	256,902
Garda World Security Corp., 4.63%, 02/15/27 (Call 02/15/23)(b)	300	273,009
GEMS MENASA Cayman Ltd./GEMS Education
Delaware LLC, 7.13%, 07/31/26 (Call 07/31/22)(d)	400	398,656
Global Payments Inc.
1.20%, 03/01/26 (Call 02/01/26)	450	404,051
2.15%, 01/15/27 (Call 12/15/26)	440	399,379
2.65%, 02/15/25 (Call 01/15/25)	630	608,914
3.75%, 06/01/23 (Call 03/01/23)	392	393,854
4.00%, 06/01/23 (Call 05/01/23)	820	827,929
4.80%, 04/01/26 (Call 01/01/26)	466	477,263
Graham Holdings Co., 5.75%, 06/01/26 (Call 05/10/22)(b)	50	50,481
Grand Canyon University, 4.13%, 10/01/24	280	273,098
GXO Logistics Inc., 1.65%, 07/15/26 (Call 06/15/26)(b)	820	727,455
Hertz Corp. (The), 4.63%, 12/01/26 (Call 12/01/23)(b)	250	228,335
HPHT Finance 21 Ltd., 2.00%, 03/19/26 (Call 02/19/26)(d) .	800	744,960
Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer Inc., 5.00%, 02/01/26 (Call 02/01/23)(b)	215	202,072
Mersin Uluslararasi Liman Isletmeciligi AS, 5.38%, 11/15/24 (Call 11/15/22)(d)	200	196,180
MoneyGram International Inc., 5.38%, 08/01/26 (Call 08/01/23)(b)	220	224,343
Moody’s Corp.
3.75%, 03/24/25 (Call 02/24/25)	126	126,798
4.88%, 02/15/24 (Call 11/15/23)	291	298,519
Nielsen Co Luxembourg SARL (The), 5.00%, 02/01/25 (Call 05/30/22)(b)	260	260,572
PayPal Holdings Inc.
1.35%, 06/01/23	576	568,408
1.65%, 06/01/25 (Call 05/01/25)	871	824,462
2.40%, 10/01/24 (Call 09/01/24)	1,338	1,312,712
Prime Security Services Borrower LLC/Prime Finance Inc.
5.25%, 04/15/24(b)(c)	420	419,303
5.75%, 04/15/26(b)	715	687,251
Quanta Services Inc., 0.95%, 10/01/24 (Call 10/01/22)	409	382,660
Ritchie Bros. Auctioneers Inc., 5.38%, 01/15/25 (Call 05/31/22)(b)	250	250,820
RR Donnelley & Sons Co., 6.13%, 11/01/26 (Call 11/01/23)(b)	230	225,734
S&P Global Inc., 2.45%, 03/01/27 (Call 02/01/27)(b)	295	278,029
Sabre GLBL Inc.
7.38%, 09/01/25 (Call 09/01/22)(b)	445	450,460
9.25%, 04/15/25 (Call 03/16/25)(b)	410	438,015
Shanghai Port Group BVI Development Co. Ltd., 2.40%, 09/11/24(d)	400	390,080
Shift4 Payments LLC/Shift4 Payments Finance Sub Inc., 4.63%, 11/01/26 (Call 11/01/22)(b)	245	234,663
Sodexo Inc., 1.63%, 04/16/26 (Call 03/16/26)(b)	395	360,110
Team Health Holdings Inc., 6.38%, 02/01/25 (Call 05/16/22)(b)	350	298,690

22	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
Triton Container International Ltd.
0.80%, 08/01/23(b)	$595	$572,533
1.15%, 06/07/24 (Call 05/07/24)(b)	620	583,135
2.05%, 04/15/26 (Call 03/15/26)(b)	585	530,911
Verisk Analytics Inc., 4.00%, 06/15/25 (Call 03/15/25)	135	135,690
Verscend Escrow Corp., 9.75%, 08/15/26 (Call 05/31/22)(b)	560	576,800
WASH Multifamily Acquisition Inc., 5.75%, 04/15/26 (Call 04/15/23)(b)	445	433,359
Yale University, Series 2020, 0.87%, 04/15/25 (Call 03/15/25)	781	732,305
Zhejiang Seaport International Co. Ltd., 1.98%, 03/17/26(d)	400	372,152

		29,247,796

Computers — 0.7%
Apple Inc.
0.55%, 08/20/25 (Call 07/20/25)	3,876	3,564,796
0.70%, 02/08/26 (Call 01/08/26)	1,565	1,429,236
0.75%, 05/11/23	1,419	1,397,374
1.13%, 05/11/25 (Call 04/11/25)	2,096	1,976,926
1.80%, 09/11/24 (Call 08/11/24)(c)	844	823,440
2.05%, 09/11/26 (Call 07/11/26)	365	345,900
2.40%, 05/03/23	1,865	1,867,853
2.45%, 08/04/26 (Call 05/04/26)	1,105	1,066,005
2.50%, 02/09/25	532	524,557
2.75%, 01/13/25 (Call 11/13/24)	844	837,037
2.85%, 05/11/24 (Call 03/11/24)	1,231	1,230,384
3.00%, 02/09/24 (Call 12/09/23)	1,292	1,296,961
3.20%, 05/13/25	807	809,074
3.25%, 02/23/26 (Call 11/23/25)	75	74,871
3.35%, 02/09/27 (Call 11/09/26)	300	298,806
3.45%, 05/06/24	1,096	1,108,341
CA Magnum Holdings, 5.38%, 10/31/26 (Call 10/31/23)(d)	400	383,208
Dell International LLC/EMC Corp.
4.00%, 07/15/24 (Call 06/15/24)	969	975,405
4.90%, 10/01/26 (Call 08/01/26)	880	897,618
5.45%, 06/15/23 (Call 04/15/23)	474	484,343
5.85%, 07/15/25 (Call 06/15/25)	790	829,848
6.02%, 06/15/26 (Call 03/15/26)	1,500	1,586,895
Diebold Nixdorf Inc.
8.50%, 04/15/24 (Call 05/31/22)(c)	200	131,704
9.38%, 07/15/25 (Call 07/15/22)(b)	345	305,415
DXC Technology Co., 1.80%, 09/15/26 (Call 08/15/26)	270	241,801
Exela Intermediate LLC/Exela Finance Inc., 11.50%, 07/15/26 (Call 12/01/22)(b)	269	99,369
Fortinet Inc., 1.00%, 03/15/26 (Call 02/15/26)	750	667,897
Genpact Luxembourg Sarl, 3.38%, 12/01/24 (Call 11/01/24)	215	213,474
HCL America Inc., 1.38%, 03/10/26 (Call 02/10/26)(d)	200	180,478
Hewlett Packard Enterprise Co.
1.45%, 04/01/24 (Call 03/01/24)	792	762,759
4.45%, 10/02/23 (Call 09/02/23)	430	436,480
4.90%, 10/15/25 (Call 07/15/25)	1,170	1,209,160
HP Inc.
1.45%, 06/17/26 (Call 05/17/26)	680	611,388
2.20%, 06/17/25 (Call 05/17/25)	774	735,339
International Business Machines Corp.
2.20%, 02/09/27 (Call 01/09/27)	2,155	2,019,774
3.00%, 05/15/24	1,528	1,521,735
3.30%, 05/15/26	955	942,996

Security	Par (000)	Value

Computers (continued)
3.38%, 08/01/23	$605	$610,028
3.45%, 02/19/26	1,155	1,148,162
3.63%, 02/12/24	908	915,282
7.00%, 10/30/25	105	116,700
Kyndryl Holdings Inc., 2.05%, 10/15/26 (Call 09/15/26)(b)	345	301,520
Leidos Inc.
2.95%, 05/15/23 (Call 04/15/23)	181	180,376
3.63%, 05/15/25 (Call 04/15/25)	316	314,174
Lenovo Group Ltd., 5.88%, 04/24/25(d)	800	831,312
NetApp Inc.
1.88%, 06/22/25 (Call 05/22/25)	864	814,856
3.30%, 09/29/24 (Call 07/29/24)	250	248,012
Presidio Holdings Inc., 4.88%, 02/01/27 (Call 02/01/23)(b)	280	268,114
Seagate HDD Cayman
4.75%, 06/01/23	282	283,641
4.75%, 01/01/25	278	277,108
4.88%, 03/01/24 (Call 01/01/24)	254	255,234
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., 5.75%, 06/01/25 (Call 06/01/22)(b)	160	161,046
Vericast Corp., 11.00%, 09/15/26 (Call 09/15/23)(b)	631	593,960
Western Digital Corp., 4.75%, 02/15/26 (Call 11/15/25)	1,410	1,400,920
Wipro IT Services LLC, 1.50%, 06/23/26 (Call 05/23/26)(d)	600	540,510

		43,149,602

Cosmetics & Personal Care — 0.2%
Colgate-Palmolive Co.
2.10%, 05/01/23	111	110,756
3.25%, 03/15/24	177	178,425
Coty Inc.
5.00%, 04/15/26 (Call 04/15/23)(b)	470	446,472
6.50%, 04/15/26 (Call 05/31/22)(b)(c)	290	282,037
Estee Lauder Companies Inc. (The), 2.00%, 12/01/24 (Call 11/01/24)	811	790,506
GSK Consumer Healthcare Capital UK PLC, 3.13%, 03/24/25(b)	1,000	981,830
GSK Consumer Healthcare Capital US LLC., 3.38%, 03/24/27 (Call 02/24/27)(b)	960	929,539
Oriflame Investment Holding PLC, 5.13%, 05/04/26 (Call 05/15/23)(b)	305	219,755
Procter & Gamble Co. (The)
0.55%, 10/29/25	1,635	1,502,647
1.00%, 04/23/26	160	146,589
2.80%, 03/25/27	200	194,456
3.10%, 08/15/23	299	301,598
Revlon Consumer Products Corp., 6.25%, 08/01/24 (Call 05/31/22)	100	33,461
Unilever Capital Corp.
0.38%, 09/14/23	295	285,699
0.63%, 08/12/24 (Call 08/12/22)	200	189,162
2.00%, 07/28/26	200	188,734
2.60%, 05/05/24 (Call 03/05/24)	695	688,335
3.10%, 07/30/25	450	447,903
3.25%, 03/07/24 (Call 02/07/24)	585	586,813
3.38%, 03/22/25 (Call 01/22/25)	100	100,454

		8,605,171

Distribution & Wholesale — 0.1%
Avient Corp., 5.75%, 05/15/25 (Call 05/31/22)(b)	330	333,165
Chongqing Nan’an Urban Construction & Development Group Co. Ltd., 4.66%, 06/04/24(d)	600	601,050

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Distribution & Wholesale (continued)
Gansu Provincial Highway Aviation Tourism Investment Group Co. Ltd., 3.50%, 06/10/24(d)	$400	$384,824
G-III Apparel Group Ltd., 7.88%, 08/15/25 (Call 08/15/22)(b)	210	218,427
KAR Auction Services Inc., 5.13%, 06/01/25 (Call 05/31/22)(b)	505	511,873
Li & Fung Ltd.
4.38%, 10/04/24 (Call 09/04/24)(d)	400	388,520
4.50%, 08/18/25 (Call 07/18/25)(d)	200	191,032
Marubeni Corp.
1.32%, 09/18/25 (Call 08/18/25)(d)	900	825,156
3.56%, 04/26/24 (Call 03/26/24)(d)	200	199,912
3.75%, 04/17/23 (Call 03/17/23)(d)	200	200,852
Mitsubishi Corp.
1.13%, 07/15/26 (Call 06/15/26)(b)	400	360,252
2.50%, 07/09/24(d)	250	245,657
3.38%, 07/23/24(d)	200	200,006
Sumitomo Corp.
1.55%, 07/06/26(d)	400	363,776
2.60%, 07/09/24 (Call 06/09/24)(d)	500	489,295
Toyota Tsusho Corp., 2.60%, 09/19/24(d)	400	391,500
Wesco Aircraft Holdings Inc., 9.00%, 11/15/26 (Call 11/15/22)(b)	470	292,161
Wolverine Escrow LLC, 8.50%, 11/15/24 (Call 05/31/22)(b) .	325	180,824
WW Grainger Inc., 1.85%, 02/15/25 (Call 01/15/25)	535	513,568

		6,891,850

Diversified Financial Services — 2.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.15%, 10/29/23	505	482,285
1.65%, 10/29/24 (Call 09/29/24)	975	907,647
1.75%, 01/30/26 (Call 12/30/25)	645	573,669
2.45%, 10/29/26 (Call 09/29/26)	1,110	989,487
2.88%, 08/14/24 (Call 07/14/24)	530	509,288
3.15%, 02/15/24 (Call 01/15/24)	565	550,807
4.13%, 07/03/23 (Call 06/03/23)	660	659,036
4.45%, 10/01/25 (Call 08/01/25)	175	172,020
4.50%, 09/15/23 (Call 08/15/23)	490	490,911
4.88%, 01/16/24 (Call 12/16/23)	495	497,940
6.50%, 07/15/25 (Call 06/15/25)	945	980,504
Series 3NC1, 1.75%, 10/29/24 (Call 10/29/22)	2,640	2,457,233
Affiliated Managers Group Inc.
3.50%, 08/01/25	284	283,009
4.25%, 02/15/24	25	25,403
AIG Global Funding
0.45%, 12/08/23(b)	137	131,069
0.65%, 06/17/24(b)	675	636,424
0.90%, 09/22/25(b)	560	507,539
Air Lease Corp.
0.70%, 02/15/24 (Call 01/15/24)	256	242,565
1.88%, 08/15/26 (Call 07/15/26)	265	236,558
2.20%, 01/15/27 (Call 12/15/26)	300	268,257
2.30%, 02/01/25 (Call 01/01/25)	500	473,915
2.88%, 01/15/26 (Call 12/15/25)	528	495,486
3.00%, 09/15/23 (Call 07/15/23)	499	493,506
3.25%, 03/01/25 (Call 01/01/25)	357	345,705
3.38%, 07/01/25 (Call 06/01/25)	750	724,507
3.75%, 06/01/26 (Call 04/01/26)	150	144,261
3.88%, 07/03/23 (Call 06/03/23)	528	529,711
4.25%, 02/01/24 (Call 01/01/24)	570	572,006
4.25%, 09/15/24 (Call 06/15/24)	588	588,159

Security	Par (000)	Value

Diversified Financial Services (continued)
Aircastle Ltd.
4.13%, 05/01/24 (Call 02/01/24)	$145	$144,163
4.25%, 06/15/26 (Call 04/15/26)	120	115,876
4.40%, 09/25/23 (Call 08/25/23)	453	454,590
5.25%, 08/11/25 (Call 07/11/25)(b)	810	808,429
Ally Financial Inc.
1.45%, 10/02/23 (Call 09/02/23)	1,182	1,148,880
3.88%, 05/21/24 (Call 04/21/24)	611	613,554
4.63%, 03/30/25	183	186,248
5.13%, 09/30/24	867	893,496
5.75%, 11/20/25 (Call 10/21/25)	580	596,049
5.80%, 05/01/25 (Call 04/01/25)	317	331,313
American Express Co.
1.65%, 11/04/26 (Call 10/04/26)	1,000	915,930
2.25%, 03/04/25 (Call 02/01/25)	310	299,271
2.50%, 07/30/24 (Call 06/30/24)	1,426	1,397,808
2.55%, 03/04/27 (Call 02/01/27)	585	551,362
3.00%, 10/30/24 (Call 09/29/24)	262	259,909
3.13%, 05/20/26 (Call 04/20/26)(c)	260	255,122
3.38%, 05/03/24	120	119,828
3.40%, 02/22/24 (Call 01/22/24)	1,091	1,093,193
3.63%, 12/05/24 (Call 11/04/24)	166	166,669
3.70%, 08/03/23 (Call 07/03/23)	828	837,290
4.20%, 11/06/25 (Call 10/06/25)	548	559,744
Ameriprise Financial Inc.
3.00%, 04/02/25 (Call 03/02/25)	149	146,974
3.70%, 10/15/24	129	129,833
4.00%, 10/15/23	670	678,234
Antares Holdings LP, 3.95%, 07/15/26 (Call 06/15/26)(b)	250	228,345
Apollo Management Holdings LP
4.00%, 05/30/24(b)	20	20,005
4.95%, 01/14/50 (Call 12/17/24)(a)(b)	285	274,506
Ares Finance Co. III LLC, 4.13%, 06/30/51 (Call 06/30/26)(a)(b)	305	284,382
ASG Finance Designated Activity Co., 7.88%, 12/03/24 (Call 05/30/22)(b)	200	191,632
Aviation Capital Group LLC
1.95%, 01/30/26 (Call 12/30/25)(b)	30	26,777
1.95%, 09/20/26 (Call 08/20/26)(b)	845	741,648
4.13%, 08/01/25 (Call 06/01/25)(b)	605	590,177
4.38%, 01/30/24 (Call 12/30/23)(b)	337	335,628
4.88%, 10/01/25 (Call 07/01/25)(b)	45	44,776
Avolon Holdings Funding Ltd.
2.13%, 02/21/26 (Call 01/21/26)(b)	615	549,312
2.53%, 11/18/27 (Call 10/18/27)(b)	914	784,687
2.88%, 02/15/25 (Call 01/15/25)(b)	630	594,367
3.25%, 02/15/27 (Call 12/15/26)(b)	25	22,687
3.95%, 07/01/24 (Call 06/01/24)(b)	553	544,644
4.25%, 04/15/26 (Call 03/15/26)(b)	820	789,045
4.38%, 05/01/26 (Call 03/01/26)(b)	485	468,044
5.25%, 05/15/24 (Call 04/15/24)(b)	318	320,280
5.50%, 01/15/26 (Call 12/15/25)(b)	235	235,712
Banco BTG Pactual SA/Cayman Islands
2.75%, 01/11/26 (Call 12/11/25)(d)	200	183,300
4.50%, 01/10/25 (Call 12/10/24)(c)(d)	600	591,024
BGC Partners Inc.
3.75%, 10/01/24 (Call 09/01/24)	413	409,531
5.38%, 07/24/23	380	385,658
Blue Bright Ltd., 2.38%, 02/09/26(d)	400	367,772

24	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
BOC Aviation Ltd.
1.75%, 01/21/26 (Call 12/21/25)(d)	$600	$549,378
2.63%, 01/17/25 (Call 12/17/24)(d)	400	386,128
2.75%, 12/02/23(d)	600	592,350
3.25%, 04/29/25 (Call 03/29/25)(b)	700	686,371
3.50%, 10/10/24 (Call 09/10/24)(d)	200	198,722
4.00%, 01/25/24 (Call 12/25/23)(d)	400	401,452
4.38%, 05/02/23(d)	200	201,670
BOCOM International Blossom Ltd., 1.75%, 06/28/26(d)	200	183,020
Bocom Leasing Management Hong Kong Co. Ltd.
1.13%, 06/18/24(d)	200	189,578
1.75%, 07/14/23 (Call 06/14/23)(d)	200	195,772
4.38%, 01/22/24(d)	400	405,012
Brightsphere Investment Group Inc., 4.80%, 07/27/26	140	130,222
Brookfield Finance Inc.
3.90%, 01/25/28 (Call 10/25/27)	210	204,599
4.00%, 04/01/24 (Call 02/01/24)	782	789,030
Cantor Fitzgerald LP
4.50%, 04/14/27(b)	1,000	973,710
4.88%, 05/01/24 (Call 04/01/24)(b)	470	478,775
Capital One Bank USA N.A., 2.28%, 01/28/26 (Call 01/28/25), (SOFR + 0.911%)(a)	770	740,286
Capital One Financial Corp.
1.34%, 12/06/24 (Call 12/06/23), (SOFR + 0.690%)(a)	1,050	1,009,879
1.88%, 11/02/27 (Call 11/02/26), (SOFR + 0.855%)(a)	1,015	905,745
2.60%, 05/11/23 (Call 04/11/23)	177	176,510
2.64%, 03/03/26 (Call 03/03/25), (SOFR + 1.290%)(a)	930	893,023
3.20%, 02/05/25 (Call 01/05/25)	492	483,666
3.30%, 10/30/24 (Call 09/30/24)	1,071	1,058,812
3.50%, 06/15/23	798	801,958
3.75%, 04/24/24 (Call 03/24/24)	432	432,700
3.90%, 01/29/24 (Call 12/29/23)	1,097	1,102,759
4.20%, 10/29/25 (Call 09/29/25)	390	389,450
4.25%, 04/30/25 (Call 03/31/25)	60	60,252
Castlelake Aviation Finance DAC, 5.00%, 04/15/27 (Call 04/15/24)(b)	200	180,062
CCBL Cayman 1 Corp. Ltd.
1.60%, 09/15/26(d)	200	179,834
1.80%, 07/22/26(d)	400	363,976
1.99%, 07/21/25(d)	200	188,444
3.50%, 05/16/24(d)	400	397,904
CDBL Funding 1, 4.25%, 12/02/24(d)	400	403,908
CDBL Funding 2, 2.00%, 03/04/26(d)	600	554,064
Charles Schwab Corp. (The)
0.75%, 03/18/24 (Call 02/18/24)	760	727,556
0.90%, 03/11/26 (Call 02/11/26)	1,476	1,335,957
1.15%, 05/13/26 (Call 04/13/26)	964	874,628
2.45%, 03/03/27 (Call 02/03/27)	380	357,629
3.00%, 03/10/25 (Call 12/10/24)	258	255,317
3.45%, 02/13/26 (Call 11/13/25)	300	298,308
3.55%, 02/01/24 (Call 01/01/24)	340	342,390
3.63%, 04/01/25 (Call 01/01/25)	10	10,015
3.75%, 04/01/24 (Call 03/02/24)	141	142,225
3.85%, 05/21/25 (Call 03/21/25)	184	186,031
4.20%, 03/24/25 (Call 02/24/25)	453	462,277
China Cinda 2020 I Management Ltd.
1.88%, 01/20/26 (Call 10/20/25)(d)	600	548,928
2.50%, 03/18/25 (Call 02/18/25)(d)	400	382,452
China Cinda 2020 I Mngmn Co., 3.25%, 01/28/27 (Call 10/28/26)(d)	400	380,180

Security	Par (000)	Value

Diversified Financial Services (continued)
China Cinda Finance 2015 I Ltd., 4.25%, 04/23/25(d)	$1,000	$1,002,350
China Cinda Finance 2017 I Ltd.
4.10%, 03/09/24(d)	600	601,698
4.40%, 03/09/27(d)	400	399,372
China Development Bank Financial Leasing Co. Ltd.,
2.88%, 09/28/30 (Call 09/28/25)(a)(d)	600	572,610
China Great Wall International Holdings IV Ltd., 3.95%, (Call 07/31/24)(a)(d)(e)	200	195,288
China Greatt Wall International lll Co., 4.38%, 05/25/23(d)	400	401,680
CICC Hong Kong Finance 2016 MTN Ltd.
1.63%, 01/26/24(d)	800	772,400
2.00%, 01/26/26(d)	400	372,836
Citadel LP, 4.88%, 01/15/27(b)	50	48,988
CITIC Securities Finance MTN Co. Ltd.
1.75%, 06/03/23(d)	200	196,368
2.00%, 06/03/25(d)	600	570,882
Citigroup Global Markets Holdings Inc./United States, 3.50%, 06/12/24(d)(g)	2	2,027
Clifford Capital Pte Ltd.
1.12%, 03/23/26 (Call 02/23/26)(d)	400	367,712
1.73%, 09/10/24(d)	200	193,654
CME Group Inc., 3.00%, 03/15/25 (Call 12/15/24)	496	491,918
CMS International Gemstone Ltd., 1.30%, 09/16/24(d)	400	375,152
CNG Holdings Inc., 12.50%, 06/15/24 (Call 05/31/22)(b)	150	140,409
Coastal Emerald Ltd., 4.30%, (Call 08/01/24)(a)(d)(e)	600	566,172
Corebridge Financial Inc., 3.65%, 04/05/27	2,000	1,940,600
Credit Acceptance Corp.
5.13%, 12/31/24 (Call 05/10/22)(b)	295	291,395
6.63%, 03/15/26 (Call 05/10/22)	210	212,232
CSCIF Asia Ltd., 1.13%, 06/10/24(d)	600	570,630
DAE Sukuk Difc Ltd., 3.75%, 02/15/26(d)	600	577,140
Discover Financial Services
3.75%, 03/04/25 (Call 12/04/24)	425	424,787
3.95%, 11/06/24 (Call 08/06/24)	205	205,679
4.50%, 01/30/26 (Call 11/30/25)	245	247,374
Dongxing Voyage Co. Ltd., 3.25%, 08/15/24(d)	200	194,530
Eaton Vance Corp., 3.63%, 06/15/23	125	126,088
Enact Holdings Inc., 6.50%, 08/15/25 (Call 02/15/25)(b)	430	428,461
Enova International Inc.
8.50%, 09/01/24 (Call 05/31/22)(b)	123	122,754
8.50%, 09/15/25 (Call 05/31/22)(b)	220	218,737
Far East Horizon Ltd.
2.63%, 03/03/24(d)	400	376,424
3.38%, 02/18/25(d)	200	184,648
Finance of America Funding LLC, 7.88%, 11/15/25 (Call 11/15/22)(b)	205	183,092
Franklin Resources Inc., 2.85%, 03/30/25	86	84,455
GFH Sukuk Ltd., 7.50%, 01/28/25(d)	200	198,056
Global Aircraft Leasing Co. Ltd., 6.50%, 09/15/24 (Call 05/30/22), (7.25% PIK)(b)(f)	969	841,172
goeasy Ltd.
4.38%, 05/01/26 (Call 05/01/23)(b)	150	140,238
5.38%, 12/01/24 (Call 05/30/22)(b)	320	313,530
Guangxi Financial Investment Group Co. Ltd., 3.60%, 11/18/23(d)	200	186,486
Guotai Junan Holdings Ltd., 2.00%, 04/21/26(d)	200	186,632
Guotai Junan International Holdings Ltd., 2.00%, 03/03/26(d)	200	186,140
Haitong International Finance Holdings 2015 Ltd., 2.11%, 03/12/25(d)	400	382,688

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Haitong International Securities Group Ltd.
2.13%, 07/02/23(d)	$600	$588,948
3.38%, 07/19/24(d)	400	395,872
Home Point Capital Inc., 5.00%, 02/01/26 (Call 02/01/23)(b)	285	225,811
Horse Gallop Finance Ltd., 1.70%, 07/28/25(d)	600	561,960
ICBCIL Finance Co. Ltd.
1.25%, 08/02/24(d)	200	189,632
1.53%, 11/20/24(a)(d)	200	199,740
1.61%, 05/15/23, (3 mo. LIBOR US + 1.1%)(a)(d)	400	400,144
1.63%, 11/02/24(d)	400	380,480
1.75%, 08/25/25(d)	800	750,256
1.75%, 08/02/26(d)	200	181,850
2.25%, 11/02/26(d)	200	185,110
2.70%, 01/27/27(d)	400	375,944
3.63%, 05/19/26(d)	200	196,972
3.75%, 03/05/24(d)	600	600,978
ICD Sukuk Co. Ltd., 5.00%, 02/01/27(d)	400	406,608
Intercontinental Exchange Inc.
0.70%, 06/15/23	412	402,858
3.45%, 09/21/23 (Call 08/21/23)	128	128,733
3.75%, 12/01/25 (Call 09/01/25)	925	928,533
4.00%, 10/15/23	397	401,895
Inventive Global Investments Ltd.
1.60%, 09/01/26(d)	200	181,248
1.65%, 09/03/25(d)	800	744,128
Invesco Finance PLC
3.75%, 01/15/26	100	99,853
4.00%, 01/30/24	410	413,698
Janus Henderson US Holdings Inc., 4.88%, 08/01/25 (Call 05/01/25)	64	65,962
Jefferson Capital Holdings LLC, 6.00%, 08/15/26 (Call 08/15/23)(b)	160	149,776
JIC Zhixin Ltd., 1.50%, 08/27/25(d)	400	370,996
Joy Treasure Assets Holdings Inc.
1.88%, 11/17/25 (Call 10/17/25)(d)	200	183,956
2.88%, 09/24/24(d)	600	583,140
KB Kookmin Card Co. Ltd., 1.50%, 05/13/26(d)	200	182,018
KB Securities Co. Ltd., 2.13%, 11/01/26(d)	200	184,102
Korea Investment & Securities Co. Ltd.
1.38%, 07/19/24(d)	200	189,404
2.13%, 07/19/26(d)	200	183,044
Kuwait Projects Co. SPC Ltd.
4.23%, 10/29/26(d)	400	357,636
4.50%, 02/23/27(d)	200	177,426
Lazard Group LLC, 3.75%, 02/13/25	124	123,814
LD Holdings Group LLC, 6.50%, 11/01/25 (Call 11/01/22)(b)	255	211,324
LeasePlan Corp. NV, 2.88%, 10/24/24(b)	420	405,048
Legend Fortune Ltd., 1.38%, 06/02/24(d)	600	573,840
Legg Mason Inc., 4.75%, 03/15/26	130	134,359
LFS Topco LLC, 5.88%, 10/15/26 (Call 10/15/23)(b)	160	148,634
LSEGA Financing PLC
0.65%, 04/06/24 (Call 03/06/24)(b)	1,290	1,221,282
1.38%, 04/06/26 (Call 03/06/26)(b)	4,220	3,819,100
Mastercard Inc.
2.00%, 03/03/25 (Call 02/03/25)	802	779,680
3.38%, 04/01/24	723	729,840

Security	Par (000)	Value

Diversified Financial Services (continued)
Mirae Asset Securities Co. Ltd.
2.63%, 07/30/25(d)	$1,000	$956,600
3.38%, 05/07/24(d)	200	198,096
Mitsubishi HC Capital Inc.
3.56%, 02/28/24 (Call 01/28/24)(b)	200	199,114
3.96%, 09/19/23 (Call 08/19/23)(b)	645	650,108
Muthoot Finance Ltd., 4.40%, 09/02/23(d)	200	198,504
Nasdaq Inc., 3.85%, 06/30/26 (Call 03/30/26)	105	105,246
Nationstar Mortgage Holdings Inc., 6.00%, 01/15/27 (Call 01/15/23)(b)	330	320,410
Navient Corp.
5.00%, 03/15/27 (Call 09/15/26)	350	318,934
5.88%, 10/25/24	260	258,882
6.13%, 03/25/24	455	457,129
6.75%, 06/25/25	265	266,325
6.75%, 06/15/26	250	246,048
7.25%, 09/25/23	150	154,163
Neuberger Berman Group LLC/Neuberger Berman Finance Corp., 4.50%, 03/15/27 (Call 12/15/26)(b)	50	50,849
NH Investment & Securities Co. Ltd., 1.88%, 10/07/26(d)	200	182,370
Nomura Holdings Inc.
1.65%, 07/14/26	835	749,955
1.85%, 07/16/25	890	829,471
2.33%, 01/22/27	1,000	910,570
2.65%, 01/16/25	825	798,097
Nuveen Finance LLC, 4.13%, 11/01/24(b)	790	793,429
Ocean Laurel Co. Ltd., 2.38%, 10/20/25(d)	200	184,076
OneMain Finance Corp.
3.50%, 01/15/27 (Call 01/15/24)	375	330,045
6.13%, 03/15/24 (Call 09/15/23)	706	708,647
6.88%, 03/15/25	630	636,130
7.13%, 03/15/26	825	839,734
8.25%, 10/01/23	166	172,894
8.88%, 06/01/25 (Call 06/01/22)	325	341,036
Ontario Teachers’ Finance Trust, 1.63%, 09/12/24(b)	500	484,370
ORIX Corp.
3.25%, 12/04/24	286	283,721
4.05%, 01/16/24	945	955,414
Oxford Finance LLC/Oxford Finance Co-Issuer II Inc., 6.38%, 02/01/27 (Call 02/01/24)(b)	230	233,192
Park Aerospace Holdings Ltd., 5.50%, 02/15/24(b)	453	457,956
PennyMac Financial Services Inc., 5.38%, 10/15/25 (Call 10/15/22)(b)	365	346,896
PHH Mortgage Corp., 7.88%, 03/15/26 (Call 03/15/23)(b)	220	197,857
Pingan Real Estate Capital Ltd., 3.45%, 07/29/26(d)	400	350,668
Pioneer Reward Ltd., 2.00%, 04/09/26(d)	600	559,356
Power Finance Corp. Ltd.
3.25%, 09/16/24(d)	200	195,894
3.75%, 06/18/24(d)	200	198,630
Power Sector Assets & Liabilities Management Corp., 7.39%, 12/02/24(d)	600	657,930
PRA Group Inc., 7.38%, 09/01/25 (Call 09/01/22)(b)	155	160,343
Private Export Funding Corp., Series EE, 2.80%, 05/15/22	245	245,076
Provident Funding Associates LP/PFG Finance Corp., 6.38%, 06/15/25 (Call 05/31/22)(b)	175	171,735
REC Ltd.
2.25%, 09/01/26(d)	200	181,258
3.38%, 07/25/24(d)	400	393,272
3.50%, 12/12/24(d)	400	392,684
4.75%, 05/19/23(d)	200	201,802

26	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
5.25%, 11/13/23(d)	$200	$203,964
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc., 2.88%, 10/15/26 (Call 10/15/23)(b)	625	552,275
Sarana Multi Infrastruktur Persero PT, 2.05%, 05/11/26(d)	200	178,416
Shenwan Hongyuan International Finance Ltd., 1.80%, 07/14/26(d)	200	184,402
Shinhan Card Co. Ltd.
1.38%, 10/19/25(d)	200	184,552
1.38%, 06/23/26(d)	200	179,900
Shriram Transport Finance Co. Ltd.
4.40%, 03/13/24(d)	600	573,408
5.10%, 07/16/23(d)	200	196,262
SIHC International Capital Ltd., 4.35%, 09/26/23(d)	200	201,488
SLM Corp.
3.13%, 11/02/26 (Call 10/02/26)	275	251,518
4.20%, 10/29/25 (Call 09/29/25)	250	244,325
State Elite Global Ltd., 1.95%, 10/24/24, (3 mo. LIBOR US + 0.770%)(a)(d)	400	399,844
Stifel Financial Corp., 4.25%, 07/18/24	100	100,960
StoneX Group Inc., 8.63%, 06/15/25 (Call 06/15/22)(b)	195	203,785
Sumitomo Mitsui Finance & Leasing Co. Ltd., 2.51%, 01/22/25 (Call 12/22/24)(d)	200	191,860
Sunrise Cayman Ltd., 5.25%, 03/11/24(d)	200	199,900
SURA Asset Management SA, 4.88%, 04/17/24(d)	306	307,545
Synchrony Financial
4.25%, 08/15/24 (Call 05/15/24)	1,209	1,208,009
4.38%, 03/19/24 (Call 02/19/24)	405	407,539
4.50%, 07/23/25 (Call 04/23/25)	668	670,826
TMX Finance LLC/TitleMax Finance Corp., 11.13%, 04/01/23 (Call 05/31/22)(b)	39	38,491
United Wholesale Mortgage LLC, 5.50%, 11/15/25 (Call 11/15/22)(b)(c)	440	404,928
USAA Capital Corp., 0.50%, 05/01/24(b)	555	528,865
Vertex Capital Investment Ltd., 4.75%, 04/03/24(d)	600	608,982
Visa Inc.
1.90%, 04/15/27	2,000	1,861,320
3.15%, 12/14/25 (Call 09/14/25)	1,195	1,187,495
VistaJet Malta Finance PLC/XO Management Holding Inc., 7.88%, 05/01/27(b)	225	211,883
Western Union Co. (The)
1.35%, 03/15/26 (Call 02/15/26)	880	797,104
2.85%, 01/10/25 (Call 12/10/24)	529	513,421
4.25%, 06/09/23 (Call 05/09/23)	427	430,425
World Acceptance Corp., 7.00%, 11/01/26 (Call 11/01/23)(b)	170	147,696
Xingsheng BVI Co. Ltd., 1.38%, 08/25/24 (Call 07/25/24)(d)	200	189,164
XP Inc., 3.25%, 07/01/26 (Call 06/01/26)(d)	400	367,264

		129,113,373

Electric — 1.5%
Abu Dhabi National Energy Co. PJSC
3.88%, 05/06/24(d)	400	404,272
4.38%, 04/23/25(d)	500	509,895
4.38%, 06/22/26(d)	600	617,832
Adani Green Energy Ltd., 4.38%, 09/08/24(d)	400	382,928
Adani Transmission Ltd., 4.00%, 08/03/26(d)	200	191,350
AES Andes SA., 7.13%, 03/26/79 (Call 04/07/24)(a)(d)	600	584,364
AES Corp. (The)
1.38%, 01/15/26 (Call 12/15/25)	675	607,210
3.30%, 07/15/25 (Call 06/15/25)(b)	725	702,206

Security	Par (000)	Value

Electric (continued)
Alabama Power Co., Series 13-A, 3.55%, 12/01/23	$175	$176,321
Alexander Funding Trust, 1.84%, 11/15/23(b)	150	143,472
Alliant Energy Finance LLC, 3.75%, 06/15/23 (Call 05/15/23)(b)	302	303,175
Ameren Corp.
1.95%, 03/15/27 (Call 02/15/27)	650	593,463
2.50%, 09/15/24 (Call 08/15/24)	534	520,864
Ameren Illinois Co., 3.25%, 03/01/25 (Call 12/01/24)	92	91,524
American Electric Power Co. Inc.
2.03%, 03/15/24	380	369,987
3.88%, 02/15/62 (Call 11/15/26)(a)	650	579,709
Series M, 0.75%, 11/01/23 (Call 05/31/22)	220	212,054
Series N, 1.00%, 11/01/25 (Call 10/01/25)	80	72,756
Appalachian Power Co., 3.40%, 06/01/25 (Call 03/01/25)	90	89,531
Arizona Public Service Co., 3.15%, 05/15/25 (Call 02/15/25)	130	127,724
Ausgrid Finance Pty Ltd., 3.85%, 05/01/23 (Call 02/01/23)(b)	193	193,452
Avangrid Inc.
3.15%, 12/01/24 (Call 10/01/24)	99	97,727
3.20%, 04/15/25 (Call 03/15/25)	509	500,769
Baltimore Gas & Electric Co., 3.35%, 07/01/23 (Call 04/01/23)	599	599,593
Berkshire Hathaway Energy Co.
3.75%, 11/15/23 (Call 08/15/23)	243	245,559
4.05%, 04/15/25 (Call 03/15/25)	1,244	1,262,262
Black Hills Corp., 4.25%, 11/30/23 (Call 08/30/23)	510	515,482
Calpine Corp., 5.25%, 06/01/26 (Call 05/31/22)(b)	215	213,037
Cemig Geracao e Transmissao SA, 9.25%, 12/05/24 (Call 12/05/23)(d)	600	647,016
CenterPoint Energy Inc.
1.45%, 06/01/26 (Call 05/01/26)	230	209,183
2.50%, 09/01/24 (Call 08/01/24)	139	135,497
Centrais Eletricas Brasileiras SA, 3.63%, 02/04/25(d)	300	290,250
CGNPC International Ltd.
2.75%, 07/02/24(d)	800	786,096
3.88%, 09/11/23(d)	200	201,498
China Clean Energy Development Ltd., 4.00%, 11/05/25(d)	400	399,400
China Huadian Overseas Development 2018 Ltd., 3.38%, (Call 06/23/25)(a)(d)(e)	400	395,484
China Huadian Overseas Development Ltd., 3.88%, 05/17/23(d)	400	402,316
China Huadian Overseas Development Management Co. Ltd., 4.00%, (Call 05/29/24)(a)(d)(e)	400	401,464
China Huaneng Group Hong Kong Treasury Management Holding Ltd.
1.60%, 01/20/26(d)	400	372,016
2.60%, 12/10/24(d)	400	391,324
2.85%, (Call 12/09/23)(a)(d)(e)	600	592,686
3.08%, (Call 12/09/25)(a)(d)(e)	200	193,996
Chugoku Electric Power Co. Inc. (The), 2.40%, 08/27/24(d)	500	486,270
Cikarang Listrindo Tbk PT, 4.95%, 09/14/26 (Call 05/31/22)(d)	200	195,752
Cleveland Electric Illuminating Co. (The), 5.50%, 08/15/24	73	75,974
CLP Power HK Finance Ltd., 3.55%, (Call 02/06/25)(a)(d)(e)	200	198,000
Comision Federal de Electricidad
4.75%, 02/23/27(d)	400	396,912
4.88%, 01/15/24(d)	600	601,578

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Connecticut Light & Power Co. (The), Series A, 0.75%, 12/01/25 (Call 11/01/25)	$20	$18,058
Consolidated Edison Inc., Series A, 0.65%, 12/01/23 (Call 05/31/22)	150	144,242
Constellation Energy Generation LLC, 3.25%, 06/01/25 (Call 05/01/25)	346	339,056
Consumers Energy Co., 3.38%, 08/15/23 (Call 05/15/23)	239	240,037
Delmarva Power & Light Co., 3.50%, 11/15/23 (Call 08/15/23)	187	188,043
Dominion Energy Inc.
3.07%, 08/15/24(g)	627	615,952
3.90%, 10/01/25 (Call 07/01/25)	120	120,668
Series A, 1.45%, 04/15/26 (Call 03/15/26)	870	793,257
Series A, 3.30%, 03/15/25 (Call 02/15/25)	515	510,313
DPL Inc., 4.13%, 07/01/25 (Call 04/01/25)	200	194,704
Drax Finco PLC, 6.63%, 11/01/25 (Call 05/10/22)(b)	200	201,766
DTE Electric Co.
3.38%, 03/01/25 (Call 12/01/24)	6	5,978
3.65%, 03/15/24 (Call 12/15/23)	42	42,428
DTE Energy Co.
Series C, 2.53%, 10/01/24	385	374,771
Series F, 1.05%, 06/01/25 (Call 05/01/25)	1,091	1,004,942
Duke Energy Corp.
0.90%, 09/15/25 (Call 08/15/25)	1,036	945,195
2.65%, 09/01/26 (Call 06/01/26)	325	308,175
3.25%, 01/15/82 (Call 01/15/27)(a)	300	253,644
3.75%, 04/15/24 (Call 01/15/24)	844	849,815
3.95%, 10/15/23 (Call 07/15/23)	229	230,784
Duke Energy Florida LLC, 3.20%, 01/15/27 (Call 10/15/26)	400	391,868
Duke Energy Ohio Inc., 3.80%, 09/01/23 (Call 06/01/23)	70	70,548
Duke Energy Progress LLC
3.25%, 08/15/25 (Call 05/15/25)	315	313,025
3.38%, 09/01/23 (Call 08/01/23)	384	386,477
Edison International
3.55%, 11/15/24 (Call 10/15/24)	856	846,524
4.95%, 04/15/25 (Call 03/15/25)	543	552,790
EDP Finance BV, 3.63%, 07/15/24(b)	535	530,313
Electricite de France SA, 3.63%, 10/13/25 (Call 07/13/25)(b)	1,280	1,271,974
Emera U.S. Finance LP
0.83%, 06/15/24	180	168,943
3.55%, 06/15/26 (Call 03/15/26)	195	190,289
Enel Americas SA, 4.00%, 10/25/26 (Call 07/25/26)	94	92,520
Enel Finance International NV
1.38%, 07/12/26 (Call 06/12/26)(b)	925	829,170
2.65%, 09/10/24(b)	625	609,800
Enel Generacion Chile SA, 4.25%, 04/15/24 (Call 01/15/24)	240	240,017
Enel SpA, 8.75%, 09/24/73 (Call 09/24/23)(a)(b)	500	530,170
Engie Energia Chile SA, 4.50%, 01/29/25(c)(d)	200	202,196
Entergy Arkansas LLC, 3.70%, 06/01/24 (Call 03/01/24)	195	196,648
Entergy Corp.
0.90%, 09/15/25 (Call 08/15/25)	391	353,949
2.95%, 09/01/26 (Call 06/01/26)	100	96,377
Entergy Gulf States Louisiana LLC, 5.59%, 10/01/24	18	18,759
Entergy Louisiana LLC
4.05%, 09/01/23 (Call 06/01/23)	395	398,934
5.40%, 11/01/24	62	64,677

Security	Par (000)	Value

Electric (continued)
Eskom Holdings SOC Ltd.
6.75%, 08/06/23(d)	$400	$390,620
7.13%, 02/11/25(d)	800	763,696
Evergy Inc., 2.45%, 09/15/24 (Call 08/15/24)	808	782,556
Evergy Kansas Central Inc., 2.55%, 07/01/26 (Call 04/01/26)	30	28,635
Evergy Metro Inc., 3.65%, 08/15/25 (Call 05/15/25)	60	60,059
Eversource Energy
2.80%, 05/01/23 (Call 02/01/23)	114	113,979
2.90%, 03/01/27 (Call 02/01/27)	240	228,372
Series H, 3.15%, 01/15/25 (Call 10/15/24)	139	136,879
Series L, 2.90%, 10/01/24 (Call 08/01/24)	482	474,216
Series N, 3.80%, 12/01/23 (Call 11/01/23)	475	479,551
Series Q, 0.80%, 08/15/25 (Call 07/15/25)	560	509,858
Series U, 1.40%, 08/15/26 (Call 07/15/26)	150	135,885
Exelon Corp.
2.75%, 03/15/27 (Call 02/15/27)(b)	315	298,220
3.40%, 04/15/26 (Call 01/15/26)	681	665,800
3.95%, 06/15/25 (Call 03/15/25)	478	480,299
Fells Point Funding Trust, 3.05%, 01/31/27(b)	100	93,951
FirstEnergy Corp.
2.05%, 03/01/25 (Call 02/01/25)	321	302,716
Series A, 1.60%, 01/15/26 (Call 12/15/25)	250	226,315
Florida Power & Light Co.
2.85%, 04/01/25 (Call 03/01/25)	1,800	1,773,306
3.13%, 12/01/25 (Call 06/01/25)	60	59,581
3.25%, 06/01/24 (Call 12/01/23)	25	25,094
Fortis Inc./Canada, 3.06%, 10/04/26 (Call 07/04/26)	200	191,876
Georgia Power Co.
Series A, 2.10%, 07/30/23	568	562,956
Series A, 2.20%, 09/15/24 (Call 08/15/24)	547	530,240
Greenko Investment Co., 4.88%, 08/16/23 (Call 05/31/22)(d)	200	197,848
Guangzhou Development District Holding Group Co. Ltd., 2.60%, 12/15/23(d)	600	593,742
Hengjian International Investment Ltd., 1.88%, 06/23/25(d)	200	186,720
Hongkong Electric Finance Ltd., 2.88%, 05/03/26(d)	400	386,668
Iberdrola International BV, 5.81%, 03/15/25	36	38,302
Interstate Power & Light Co., 3.25%, 12/01/24 (Call 09/01/24)	655	650,520
IPALCO Enterprises Inc., 3.70%, 09/01/24 (Call 07/01/24)	91	90,277
Israel Electric Corp. Ltd.
6.88%, 06/21/23(d)	400	415,252
Series 6, 5.00%, 11/12/24(b)	600	617,682
ITC Holdings Corp.
3.25%, 06/30/26 (Call 03/30/26)	50	48,778
3.65%, 06/15/24 (Call 03/15/24)	60	59,703
Jersey Central Power & Light Co., 4.70%, 04/01/24 (Call 01/01/24)(b)	421	426,355
Kansai Electric Power Co. Inc. (The), 2.55%, 09/17/24(d)	200	195,040
Korea East-West Power Co. Ltd.
1.75%, 05/06/25(d)	200	190,128
3.88%, 07/19/23(d)	200	202,210
Korea Electric Power Corp., 1.13%, 06/15/25(d)	600	558,894
Korea Hydro & Nuclear Power Co. Ltd., 3.75%,
07/25/23(d)	600	606,096
Korea Midland Power Co. Ltd., 1.25%, 08/09/26(d)	200	181,234
Korea Southern Power Co. Ltd., 0.75%, 01/27/26(d)	200	180,512
Korea Western Power Co. Ltd., 3.75%, 06/07/23(d)	200	201,688
Lamar Funding Ltd., 3.96%, 05/07/25(d)	714	693,822

28	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Light Servicos de Eletricidade SA/Light Energia SA, 4.38%, 06/18/26 (Call 06/18/24)(d)	$200	$185,164
MidAmerican Energy Co., 3.50%, 10/15/24 (Call 07/15/24)	352	354,323
Midland Cogeneration Venture LP, 6.00%, 03/15/25(b)(c)	103	104,076
Monongahela Power Co., 4.10%, 04/15/24 (Call 01/15/24)(b)	363	364,746
National Rural Utilities Cooperative Finance Corp.
1.00%, 06/15/26 (Call 05/15/26)	260	233,397
1.88%, 02/07/25	500	478,520
2.85%, 01/27/25 (Call 10/27/24)	100	98,525
2.95%, 02/07/24 (Call 12/07/23)	449	447,608
3.40%, 11/15/23 (Call 08/15/23)	9	9,036
3.45%, 06/15/25	1,000	995,550
Series D, 1.00%, 10/18/24	570	538,519
NextEra Energy Capital Holdings Inc., 1.88%, 01/15/27 (Call 12/15/26)	1,715	1,568,230
NextEra Energy Operating Partners LP
3.88%, 10/15/26 (Call 07/15/26)(b)	300	283,173
4.25%, 07/15/24 (Call 04/15/24)(b)	350	347,410
Niagara Mohawk Power Corp., 3.51%, 10/01/24 (Call 07/01/24)(b)	191	189,260
Northern States Power Co./MN, 2.60%, 05/15/23 (Call 11/15/22)	186	186,173
NRG Energy Inc.
2.00%, 12/02/25 (Call 11/02/25)(b)	405	375,800
3.75%, 06/15/24 (Call 05/15/24)(b)	390	385,499
6.63%, 01/15/27 (Call 05/16/22)	200	202,206
NTPC Ltd.
3.75%, 04/03/24(d)	400	397,652
4.25%, 02/26/26(d)	200	198,244
4.38%, 11/26/24(d)	200	201,258
Oncor Electric Delivery Co. LLC
0.55%, 10/01/25 (Call 09/01/25)	1,073	973,522
2.75%, 06/01/24 (Call 05/01/24)	237	234,305
2.95%, 04/01/25 (Call 01/01/25)	67	65,932
Pacific Gas and Electric Co.
2.95%, 03/01/26 (Call 12/01/25)	790	724,359
3.15%, 01/01/26	1,445	1,359,918
3.25%, 06/15/23 (Call 03/15/23)	230	228,558
3.40%, 08/15/24 (Call 05/15/24)	215	210,616
3.45%, 07/01/25	479	459,897
3.50%, 06/15/25 (Call 03/15/25)	550	531,795
3.75%, 02/15/24 (Call 11/15/23)	414	411,603
3.85%, 11/15/23 (Call 08/15/23)	217	216,418
4.25%, 08/01/23 (Call 07/01/23)	390	391,104
PacifiCorp., 3.60%, 04/01/24 (Call 01/01/24)	100	100,648
Pampa Energia SA, 7.50%, 01/24/27 (Call 05/30/22)(d)	300	278,835
Pinnacle West Capital Corp., 1.30%, 06/15/25 (Call 05/15/25)	465	429,483
Potomac Electric Power Co., 3.60%, 03/15/24 (Call 12/15/23)	380	382,493
PPL Capital Funding Inc., 3.10%, 05/15/26 (Call 02/15/26)	10	9,658
Public Service Co. of New Hampshire, 3.50%, 11/01/23 (Call 08/01/23)	68	68,374
Public Service Electric & Gas Co.
0.95%, 03/15/26 (Call 02/15/26)	62	56,615
3.25%, 09/01/23 (Call 08/01/23)	335	336,628
Public Service Enterprise Group Inc.
0.80%, 08/15/25 (Call 07/15/25)	243	220,778
0.84%, 11/08/23 (Call 05/31/22)	585	563,057

Security	Par (000)	Value

Electric (continued)
2.88%, 06/15/24 (Call 05/15/24)	$422	$415,337
Puget Energy Inc., 3.65%, 05/15/25 (Call 02/15/25)	125	123,745
San Diego Gas & Electric Co., Series NNN, 3.60%, 09/01/23 (Call 06/01/23)	76	76,655
Saudi Electricity Global Sukuk Co. 3, 4.00%, 04/08/24(d)	600	606,696
Saudi Electricity Global Sukuk Co. 4, 4.22%, 01/27/24(d)	600	607,746
Saudi Electricity Global Sukuk Co. 5, 1.74%, 09/17/25(d)	450	423,990
Sempra Energy
3.30%, 04/01/25 (Call 03/01/25)	175	172,729
4.13%, 04/01/52 (Call 01/01/27)(a)	450	400,194
SMC Global Power Holdings Corp.
5.70%, (Call 01/21/26)(a)(d)(e)	400	366,900
5.95%, (Call 05/05/25)(a)(d)(e)	400	375,932
6.50%, (Call 04/25/24)(a)(d)(e)	400	388,328
7.00%, (Call 10/21/25)(a)(d)(e)	600	581,052
Southern California Edison Co.
Series 2020-C, 1.20%, 02/01/26 (Call 01/01/26)	305	274,296
Series C, 3.50%, 10/01/23 (Call 07/01/23)	315	315,929
Series D, 3.40%, 06/01/23 (Call 05/01/23)	205	205,549
Series E, 3.70%, 08/01/25 (Call 06/01/25)	314	313,724
Southern Co. (The)
2.95%, 07/01/23 (Call 05/01/23)	908	908,018
3.25%, 07/01/26 (Call 04/01/26)	385	373,677
Series 21-A, 0.60%, 02/26/24 (Call 01/26/24)	632	601,765
Series 21-A, 3.75%, 09/15/51 (Call 06/15/26)(a)	575	517,517
Series B, 4.00%, 01/15/51 (Call 10/15/25)(a)	604	570,321
Southern Power Co.
0.90%, 01/15/26 (Call 12/15/25)	265	238,442
4.15%, 12/01/25 (Call 09/01/25)	530	536,106
Southwestern Electric Power Co., Series N, 1.65%, 03/15/26 (Call 02/15/26)	385	354,408
Southwestern Public Service Co., 3.30%, 06/15/24 (Call 12/15/23)	25	24,939
SP PowerAssets Ltd., 3.25%, 11/24/25(b)	200	198,892
SPIC Luxembourg Latin America Renewable Energy Investment Co. Sarl, 4.65%, 10/30/23(d)	200	202,404
SPIC MTN Co. Ltd., 1.63%, 07/27/25(d)	800	746,456
State Grid Overseas Investment 2013 Ltd., 3.13%, 05/22/23(d)	600	601,698
State Grid Overseas Investment 2014 Ltd., 4.13%, 05/07/24(d)	800	813,168
State Grid Overseas Investment BVI Ltd.
1.13%, 09/08/26(d)	200	180,378
2.88%, 05/18/26(d)	400	389,560
3.75%, 05/02/23(d)	500	504,125
Tabreed Sukuk Spc Ltd., 5.50%, 10/31/25(d)	400	421,564
Talen Energy Supply LLC
6.50%, 06/01/25 (Call 05/31/22)	253	93,610
10.50%, 01/15/26 (Call 05/31/22)(b)(c)	290	107,172
Terraform Global Operating LLC, 6.13%, 03/01/26 (Call 05/31/22)(b)	225	221,312
Three Gorges Finance I Cayman Islands Ltd.
1.30%, 09/22/25 (Call 08/22/25)(d)	600	557,400
2.30%, 10/16/24 (Call 09/16/24)(d)	600	584,406
3.15%, 06/02/26(d)	400	392,908
Transelec SA, 4.25%, 01/14/25 (Call 10/14/24)(d)	200	198,304
Tucson Electric Power Co., 3.05%, 03/15/25 (Call 12/15/24)	100	98,821
Union Electric Co., 3.50%, 04/15/24 (Call 01/15/24)	50	50,282
Vena Energy Capital Pte Ltd., 3.13%, 02/26/25(d)	300	288,450

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Virginia Electric & Power Co.
3.45%, 02/15/24 (Call 11/15/23)	$43	$43,112
Series A, 3.10%, 05/15/25 (Call 02/15/25)	192	189,228
Series A, 3.15%, 01/15/26 (Call 10/15/25)	326	319,832
Vistra Operations Co. LLC
3.55%, 07/15/24 (Call 06/15/24)(b)	1,435	1,413,274
5.50%, 09/01/26 (Call 05/10/22)(b)	540	538,277
5.63%, 02/15/27 (Call 05/10/22)(b)	685	675,663
WEC Energy Group Inc.
0.55%, 09/15/23	28	27,072
0.80%, 03/15/24 (Call 02/15/24)	622	590,782
Wisconsin Electric Power Co., 2.05%, 12/15/24 (Call 11/15/24)	339	329,250
Xcel Energy Inc.
0.50%, 10/15/23 (Call 09/15/23)	317	305,287
1.75%, 03/15/27 (Call 02/15/27)	900	814,590
3.30%, 06/01/25 (Call 12/01/24)	386	381,862

		88,507,256

Electrical Components & Equipment — 0.0%
Emerson Electric Co., 3.15%, 06/01/25 (Call 03/01/25)	168	167,036
EnerSys, 5.00%, 04/30/23 (Call 01/30/23)(b)	45	45,067
Johnson Electric Holding, 4.13%, 07/30/24(d)	200	199,790
WESCO Distribution Inc., 7.13%, 06/15/25 (Call 06/15/22)(b)	815	846,165

		1,258,058

Electronics — 0.2%
AAC Technologies Holdings Inc.
2.63%, 06/02/26 (Call 05/02/26)(d)	200	177,006
3.00%, 11/27/24 (Call 11/27/22)(d)	400	378,984
Agilent Technologies Inc., 3.88%, 07/15/23 (Call 05/04/22)	326	330,779
Allegion U.S. Holding Co. Inc., 3.20%, 10/01/24 (Call 08/01/24)	260	254,483
Amphenol Corp.
2.05%, 03/01/25 (Call 02/01/25)	291	279,485
3.20%, 04/01/24 (Call 02/01/24)	144	143,739
Arrow Electronics Inc.
3.25%, 09/08/24 (Call 07/08/24)	490	484,733
4.00%, 04/01/25 (Call 01/01/25)	73	73,070
Avnet Inc., 4.63%, 04/15/26 (Call 01/15/26)	150	150,587
Competition Team Technologies Ltd., 3.75%, 03/12/24(d)	200	200,832
Flex Ltd.
3.75%, 02/01/26 (Call 01/01/26)	110	107,455
4.75%, 06/15/25 (Call 03/15/25)	90	91,546
Foxconn Far East Ltd., 1.63%, 10/28/25(d)	800	743,296
Honeywell International Inc.
1.10%, 03/01/27 (Call 02/01/27)	500	447,925
1.35%, 06/01/25 (Call 05/01/25)	425	402,288
2.30%, 08/15/24 (Call 07/15/24)	905	892,049
3.35%, 12/01/23	53	53,391
Hubbell Inc., 3.35%, 03/01/26 (Call 12/01/25)	60	59,293
Jabil Inc.
1.70%, 04/15/26 (Call 03/15/26)	785	709,020
4.25%, 05/15/27 (Call 04/15/27)	140	138,694
Keysight Technologies Inc., 4.55%, 10/30/24 (Call 07/30/24)	126	127,887
Legrand France SA, 8.50%, 02/15/25	276	310,299
Likewize Corp., 9.75%, 10/15/25 (Call 10/15/22)(b)	230	223,684
Schweitzer-Mauduit International Inc., 6.88%, 10/01/26 (Call 05/30/22)(b)	175	157,491

Security	Par (000)	Value

Electronics (continued)
Sensata Technologies BV
4.88%, 10/15/23(b)	$250	$250,790
5.00%, 10/01/25(b)	385	382,005
5.63%, 11/01/24(b)	200	202,640
TD SYNNEX Corp.
1.25%, 08/09/24 (Call 08/09/22)(b)	607	571,387
1.75%, 08/09/26 (Call 07/09/26)(b)	570	509,939
Trimble Inc.
4.15%, 06/15/23 (Call 05/15/23)	578	582,133
4.75%, 12/01/24 (Call 09/01/24)	435	442,178
Tyco Electronics Group SA, 3.45%, 08/01/24 (Call 05/01/24)	65	65,112
Vontier Corp, 1.80%, 04/01/26 (Call 03/01/26)	455	404,208

		10,348,408

Energy - Alternate Sources — 0.1%
Adani Green Energy UP Ltd./Prayatna Developers Pvt Ltd./Parampujya Solar Energy, 6.25%, 12/10/24(d)	200	202,334
Aydem Yenilenebilir Enerji AS, 7.75%, 02/02/27 (Call 02/02/24)(d)	200	164,936
Contemporary Ruiding Development Ltd.
1.50%, 09/09/26(d)	400	353,860
1.88%, 09/17/25 (Call 08/17/25)(d)	600	557,520
Continuum Energy Levanter Pte Ltd., 4.50%, 02/09/27 (Call 02/09/24)(b)	197	182,342
Greenko Dutch BV, 3.85%, 03/29/26 (Call 03/29/23)(d)	582	530,412
Greenko Solar Mauritius Ltd.
5.55%, 01/29/25 (Call 06/13/22)(d)	200	197,070
5.95%, 07/29/26 (Call 07/29/22)(d)	400	391,716
MSU Energy SA/UGEN SA/UENSA SA, 6.88%, 02/01/25 (Call 05/30/22)(d)	400	317,384
ReNew Power Synthetic, 6.67%, 03/12/24 (Call 05/30/22)(d)	400	405,012
SK Battery America Inc.
1.63%, 01/26/24(d)	200	191,942
2.13%, 01/26/26(d)	400	364,396
Sunnova Energy Corp., 5.88%, 09/01/26 (Call 09/01/23)(b)	210	193,063

		4,051,987

Engineering & Construction — 0.2%
AECOM, 5.13%, 03/15/27 (Call 12/15/26)	525	519,193
Artera Services LLC, 9.03%, 12/04/25 (Call 02/04/23)(b)	520	492,118
BCEG Hongkong Co. Ltd., 2.22%, 07/02/26 (Call 06/02/26)(d)	400	368,728
Brand Industrial Services Inc., 8.50%, 07/15/25 (Call 05/31/22)(b)	500	450,945
Brundage-Bone Concrete Pumping Holdings Inc., 6.00%, 02/01/26 (Call 02/01/23)(b)	200	187,032
CCCI Treasure Ltd.
3.43%, (Call 11/21/24)(a)(d)(e)	400	392,276
3.65%, (Call 11/21/26)(a)(d)(e)	200	193,458
China Railway Xunjie Co. Ltd., 3.25%, 07/28/26(d)	400	388,016
China State Construction Finance Cayman I Ltd., 3.40%, (Call 06/08/26)(a)(d)(e)	400	383,752
China State Construction Finance Cayman III Ltd., 4.00%, (Call 12/03/24)(a)(d)(e)	200	197,968
Chongqing International Logistics Hub Park Construction Co. Ltd., 4.30%, 09/26/24(d)	200	188,906
Chouzhou International Investment Ltd., 4.00%, 02/18/25(d)	600	597,036
CRCC Hean Ltd., 1.88%, 05/20/26 (Call 04/20/26)(d)	600	557,226

30	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Engineering & Construction (continued)
CRCC Yuxiang Ltd., 3.50%, 05/16/23(d)	$200	$200,004
Delhi International Airport Ltd., 6.13%, 10/31/26(d)	200	195,050
Dianjian Haiyu Ltd.
3.45%, (Call 09/29/25)(a)(d)(e)	600	584,508
4.30%, (Call 06/20/24)(a)(d)(e)	600	600,600
Fluor Corp., 3.50%, 12/15/24 (Call 09/15/24)(c)	351	344,879
Fujian Zhanglong Group Co. Ltd., 3.45%, 12/19/23(d)	400	399,748
Henan Water Conservancy Investment Group Co. Ltd., 2.80%, 09/18/25(d)	400	382,020
Hongkong International Qingdao Co. Ltd., 4.00%, 10/08/24(d)	200	196,000
INNOVATE Corp., 8.50%, 02/01/26 (Call 02/01/23)(b)	185	178,575
Mexico City Airport Trust, 4.25%, 10/31/26 (Call 07/31/26)(d)	200	191,466
Powerchina Roadbridge Group British Virgin Islands Ltd., 3.08%, (Call 04/01/26)(a)(d)(e)	200	190,794
Promontoria Holding 264 BV, 7.88%, 03/01/27(b)	215	205,273
Shuifa International Holdings BVI Co. Ltd., 4.30%, 05/08/23(d)	200	194,856
Sydney Airport Finance Co. Pty Ltd.
3.38%, 04/30/25 (Call 01/30/25)(b)	23	22,634
3.63%, 04/28/26 (Call 01/28/26)(b)	350	343,073
Tutor Perini Corp., 6.88%, 05/01/25 (Call 05/16/22)(b)(c)	250	234,158
Wuhan Metro Group Co. Ltd., 2.96%, 09/24/24(d)	400	391,656
Xingcheng Bvi Ltd., 2.38%, 10/08/26(d)	200	185,954
Yongda Investment Ltd., 2.25%, 06/16/25(d)	600	566,700
Yun-Top International Investment Co. BVI Ltd., 5.10%, 07/21/23(d)	400	391,252

		10,915,854

Entertainment — 0.2%
AMC Entertainment Holdings Inc., 10.00%, 06/15/26 (Call 06/15/23), (12.00% PIK)(b)(f)	755	631,943
Banijay Entertainment SASU, 5.38%, 03/01/25 (Call 05/30/22)(b)	200	196,900
Caesars Entertainment Inc., 6.25%, 07/01/25 (Call 07/01/22)(b)	1,800	1,820,322
Caesars Resort Collection LLC/CRC Finco Inc., 5.75%, 07/01/25 (Call 07/01/22)(b)	500	510,360
CCM Merger Inc., 6.38%, 05/01/26 (Call 11/01/22)(b)	175	174,575
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op
5.38%, 04/15/27 (Call 05/31/22)	250	243,155
5.50%, 05/01/25 (Call 05/31/22)(b)	515	517,699
Churchill Downs Inc., 5.50%, 04/01/27 (Call 05/31/22)(b)	300	295,143
Cinemark USA Inc.
5.88%, 03/15/26 (Call 03/15/23)(b)(c)	230	216,170
8.75%, 05/01/25 (Call 05/31/22)(b)	137	142,250
Empire Resorts Inc., 7.75%, 11/01/26 (Call 11/01/23)(b)	200	193,496
Golden Entertainment Inc., 7.63%, 04/15/26 (Call 05/31/22)(b)	211	216,545
International Game Technology PLC
4.13%, 04/15/26 (Call 04/15/23)(b)	375	352,410
6.25%, 01/15/27 (Call 07/15/26)(b)	375	381,251
6.50%, 02/15/25 (Call 08/15/24)(b)	575	584,844
Live Nation Entertainment Inc.
4.88%, 11/01/24 (Call 05/31/22)(b)	340	336,654
5.63%, 03/15/26 (Call 05/31/22)(b)	175	173,742
Magallanes Inc.
3.43%, 03/15/24(b)	650	646,093
3.53%, 03/15/24 (Call 03/15/23)(b)	50	49,518

Security	Par (000)	Value

Entertainment (continued)
3.64%, 03/15/25(b)	$1,420	$1,399,410
3.76%, 03/15/27 (Call 02/15/27)(b)	1,325	1,279,274
3.79%, 03/15/25 (Call 03/15/23)(b)	100	98,601
Merlin Entertainments Ltd., 5.75%, 06/15/26 (Call 03/17/26)(b)	220	215,886
Mohegan Gaming & Entertainment
7.88%, 10/15/24 (Call 05/16/22)(b)(c)	270	276,412
8.00%, 02/01/26 (Call 02/01/23)(b)	605	534,487
Penn National Gaming Inc., 5.63%, 01/15/27 (Call 05/31/22)(b)	200	191,598
Powdr Corp., 6.00%, 08/01/25 (Call 08/01/22)(b)	142	144,337
Raptor Acquisition Corp./Raptor Co-Issuer LLC, 4.88%, 11/01/26 (Call 11/01/22)(b)	225	211,534
Scientific Games International Inc., 8.63%, 07/01/25 (Call 07/01/22)(b)	285	299,250
SeaWorld Parks & Entertainment Inc., 8.75%, 05/01/25 (Call 05/31/22)(b)	120	125,400
Six Flags Entertainment Corp.
4.88%, 07/31/24 (Call 05/31/22)(b)	563	560,934
5.50%, 04/15/27 (Call 05/31/22)(b)	250	245,303
Six Flags Theme Parks Inc., 7.00%, 07/01/25 (Call 07/01/22)(b)	392	407,080
Vail Resorts Inc., 6.25%, 05/15/25 (Call 05/31/22)(b)	310	318,745
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 7.75%, 04/15/25 (Call 05/31/22)(b)	325	335,075

		14,326,396

Environmental Control — 0.1%
FS Luxembourg Sarl, 10.00%, 12/15/25 (Call 12/15/23)(d)	400	409,852
GFL Environmental Inc.
3.75%, 08/01/25 (Call 08/01/22)(b)	410	392,038
4.25%, 06/01/25 (Call 06/01/22)(b)	255	247,557
5.13%, 12/15/26 (Call 12/15/22)(b)(c)	300	294,951
Republic Services Inc.
0.88%, 11/15/25 (Call 10/15/25)	375	339,450
2.50%, 08/15/24 (Call 07/15/24)	926	906,110
3.20%, 03/15/25 (Call 12/15/24)	197	194,711
4.75%, 05/15/23 (Call 02/15/23)	73	74,113
Stericycle Inc., 5.38%, 07/15/24 (Call 05/16/22)(b)	285	284,108
Tervita Corp., 11.00%, 12/01/25 (Call 12/01/23)(b)	170	189,524
Waste Management Inc.
0.75%, 11/15/25 (Call 10/15/25)	510	465,528
2.40%, 05/15/23 (Call 03/15/23)	393	393,169
3.13%, 03/01/25 (Call 12/01/24)	405	402,987
Waste Pro USA Inc., 5.50%, 02/15/26 (Call 05/31/22)(b)	270	240,011

		4,834,109

Food — 0.5%
Albertsons Companies Inc./Safeway Inc./New Albertsons LP/Albertsons LLC
3.25%, 03/15/26 (Call 09/15/22)(b)	415	379,410
4.63%, 01/15/27 (Call 01/15/23)(b)	690	646,302
7.50%, 03/15/26 (Call 05/31/22)(b)	321	337,785
Almarai Sukuk Ltd., 4.31%, 03/05/24(d)	400	406,516
Alsea SAB de CV, 7.75%, 12/14/26 (Call 12/14/23)(d)	200	201,300
Aragvi Finance International SR, 8.45%, 04/29/26 (Call 04/29/24)(d)	250	192,940
Arcor SAIC, 6.00%, 07/06/23 (Call 06/13/22)(d)	410	411,132
B&G Foods Inc., 5.25%, 04/01/25 (Call 05/31/22)	460	437,943
Blossom Joy Ltd., 3.10%, (Call 07/21/25)(a)(d)(e)	600	580,182

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
Campbell Soup Co.
3.30%, 03/19/25 (Call 12/19/24)	$247	$244,160
3.95%, 03/15/25 (Call 01/15/25)	497	499,783
Cencosud SA, 5.15%, 02/12/25 (Call 11/12/24)(d)	200	203,100
China Mengniu Dairy Co. Ltd.
1.88%, 06/17/25 (Call 05/17/25)(d)	400	375,156
4.25%, 08/07/23(d)	400	403,564
China Modern Dairy Holdings Ltd., 2.13%, 07/14/26 (Call 06/14/26)(d)	400	351,868
Chobani LLC/Chobani Finance Corp. Inc., 7.50%, 04/15/25 (Call 05/31/22)(b)(c)	280	263,528
Conagra Brands Inc.
4.30%, 05/01/24 (Call 04/01/24)	1,216	1,230,507
4.60%, 11/01/25 (Call 09/01/25)	540	546,507
Danone SA
2.59%, 11/02/23 (Call 09/02/23)(b)	570	565,309
2.95%, 11/02/26 (Call 08/02/26)(b)	800	775,840
Del Monte Foods Inc., 11.88%, 05/15/25 (Call 05/16/22)(b)	255	278,544
FAGE International SA/FAGE USA Dairy Industry Inc., 5.63%, 08/15/26 (Call 05/30/22)(b)	220	206,987
Fresh Market Inc. (The), 9.75%, 05/01/23 (Call 05/31/22)(b)	250	243,833
General Mills Inc.
3.65%, 02/15/24 (Call 11/15/23)	223	224,445
3.70%, 10/17/23 (Call 09/17/23)	747	753,999
4.00%, 04/17/25 (Call 02/17/25)	505	511,686
Grupo Bimbo SAB de CV
3.88%, 06/27/24(d)	200	201,152
5.95%, (Call 04/17/23)(a)(d)(e)	400	401,784
Hershey Co. (The)
0.90%, 06/01/25 (Call 05/01/25)	655	611,161
2.05%, 11/15/24 (Call 10/15/24)	460	449,402
2.30%, 08/15/26 (Call 05/15/26)	25	23,912
3.20%, 08/21/25 (Call 05/21/25)	30	29,902
3.38%, 05/15/23 (Call 04/15/23)	289	290,812
H-Food Holdings LLC/Hearthside Finance Co. Inc., 8.50%, 06/01/26 (Call 05/10/22)(b)	195	183,448
JBS Finance Luxembourg Sarl, 2.50%, 01/15/27(b)	500	452,100
JM Smucker Co. (The), 3.50%, 03/15/25	1,155	1,151,858
Kellogg Co.
2.65%, 12/01/23	626	622,050
3.25%, 04/01/26	235	230,566
Kraft Heinz Foods Co., 3.00%, 06/01/26 (Call 03/01/26)	1,220	1,165,759
Kroger Co. (The)
3.50%, 02/01/26 (Call 11/01/25)	370	365,275
3.85%, 08/01/23 (Call 05/01/23)	383	386,347
4.00%, 02/01/24 (Call 11/01/23)	335	338,554
Mars Inc.
0.88%, 07/16/26 (Call 06/16/26)(b)	110	98,311
2.70%, 04/01/25 (Call 03/01/25)(b)	339	332,308
McCormick & Co. Inc./MD
0.90%, 02/15/26 (Call 01/15/26)	315	282,618
3.15%, 08/15/24 (Call 06/15/24)	319	317,440
Mondelez International Holdings Netherlands BV
0.75%, 09/24/24(b)	740	695,030
1.25%, 09/24/26 (Call 08/24/26)(b)	730	657,066
2.25%, 09/19/24 (Call 08/19/24)(b)	290	282,393
Mondelez International Inc., 1.50%, 05/04/25 (Call 04/04/25)	691	652,421

Security	Par (000)	Value

Food (continued)
NBM U.S. Holdings Inc., 7.00%, 05/14/26 (Call 05/31/22)(d)	$400	$412,924
Nestle Holdings Inc.
0.38%, 01/15/24(b)	150	143,700
0.63%, 01/15/26 (Call 12/15/25)(b)	400	361,616
1.15%, 01/14/27 (Call 12/14/26)(b)	385	346,419
3.35%, 09/24/23 (Call 08/24/23)(b)	855	862,353
3.50%, 09/24/25 (Call 07/24/25)(b)(c)	450	453,105
Performance Food Group Inc., 6.88%, 05/01/25 (Call 05/31/22)(b)	145	149,082
Post Holdings Inc., 5.75%, 03/01/27 (Call 05/16/22)(b)	200	197,840
Sigma Alimentos SA de CV, 4.13%, 05/02/26 (Call 02/02/26)(d)	600	592,116
Sigma Holdco BV, 7.88%, 05/15/26 (Call 05/10/22)(b)(c)	285	213,813
Smithfield Foods Inc., 4.25%, 02/01/27 (Call 11/01/26)(b)	435	429,889
Sysco Corp.
3.30%, 07/15/26 (Call 04/15/26)	510	497,474
3.75%, 10/01/25 (Call 07/01/25)	75	75,258
Tyson Foods Inc.
3.90%, 09/28/23 (Call 08/28/23)	378	381,266
3.95%, 08/15/24 (Call 05/15/24)	136	137,137
4.00%, 03/01/26 (Call 01/01/26)	852	854,675
U.S. Foods Inc., 6.25%, 04/15/25 (Call 05/31/22)(b)	600	616,914
Ulker Biskuvi Sanayi AS, 6.95%, 10/30/25(d)	400	343,408
Yili Holding Investment Co., 1.63%, 11/19/25 (Call 10/19/25)(d)	200	184,442

		28,747,426

Food Service — 0.0%
Aramark Services Inc.
5.00%, 04/01/25 (Call 05/31/22)(b)	340	338,154
6.38%, 05/01/25 (Call 05/31/22)(b)	785	799,036

		1,137,190

Forest Products & Paper — 0.1%
Clearwater Paper Corp., 5.38%, 02/01/25(b)(c)	191	190,945
Fibria Overseas Finance Ltd.
4.00%, 01/14/25 (Call 11/14/24)	250	250,675
5.50%, 01/17/27	125	128,150
Georgia-Pacific LLC
0.63%, 05/15/24(b)	793	751,954
0.95%, 05/15/26 (Call 04/15/26)(b)	40	36,103
1.75%, 09/30/25 (Call 08/30/25)(b)	302	283,865
3.60%, 03/01/25 (Call 12/01/24)(b)	562	562,635
3.73%, 07/15/23 (Call 04/15/23)(b)	394	397,388
8.00%, 01/15/24	469	506,253
Inversiones CMPC SA, 4.75%, 09/15/24 (Call 06/15/24)(d)	600	605,664
Inversiones CMPC SA/Cayman Islands Branch, 4.38%, 05/15/23 (Call 02/15/23)(d)	200	200,618
Mercer International Inc., 5.50%, 01/15/26 (Call 05/31/22)	146	144,766
Resolute Forest Products Inc., 4.88%, 03/01/26 (Call 03/01/23)(b)(c)	175	166,626
Suzano Austria GmbH, 5.75%, 07/14/26(d)	400	422,184
West Fraser Timber Co. Ltd., 4.35%, 10/15/24 (Call 07/15/24)(b)	70	70,903

		4,718,729

Gas — 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.50%, 05/20/25 (Call 02/20/25)	405	398,694
5.63%, 05/20/24 (Call 03/20/24)	349	350,874
5.88%, 08/20/26 (Call 05/20/26)	335	330,997

32	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Gas (continued)
APT Pipelines Ltd., 4.20%, 03/23/25 (Call 12/23/24)(b)	$485	$486,732
Brooklyn Union Gas Co. (The), 3.41%, 03/10/26 (Call 12/10/25)(b)	350	340,001
East Ohio Gas Co. (The), 1.30%, 06/15/25 (Call 05/15/25)(b)	988	917,309
Eastern Energy Gas Holdings LLC
3.55%, 11/01/23 (Call 08/01/23)	164	164,623
3.60%, 12/15/24 (Call 09/15/24)	254	252,984
Series A, 2.50%, 11/15/24 (Call 10/15/24)	610	594,585
ENN Clean Energy International Investment Ltd., 3.38%, 05/12/26 (Call 05/12/24)(d)	600	551,622
KeySpan Gas East Corp., 2.74%, 08/15/26 (Call 05/15/26)(b)	370	350,460
Korea Gas Corp.
1.13%, 07/13/26(d)	400	361,656
3.50%, 07/21/25(d)	200	200,270
3.50%, 07/02/26(d)	600	597,756
National Fuel Gas Co.
5.20%, 07/15/25 (Call 04/15/25)	360	367,873
5.50%, 01/15/26 (Call 12/15/25)	135	139,324
NiSource Inc., 0.95%, 08/15/25 (Call 07/15/25)	1,187	1,076,419
ONE Gas Inc.
1.10%, 03/11/24 (Call 05/16/22)	85	81,257
3.61%, 02/01/24 (Call 11/01/23)	35	34,959
Perusahaan Gas Negara Tbk PT, 5.13%, 05/16/24(d)	600	612,348
Shaoxing City Investment Group Ltd., 2.50%, 08/19/26 (Call 05/19/26)(d)	400	371,576
Southern California Gas Co.
2.95%, 04/15/27 (Call 03/15/27)	1,110	1,061,737
3.15%, 09/15/24 (Call 06/15/24)	325	323,697
3.20%, 06/15/25 (Call 03/15/25)	50	49,475
Series TT, 2.60%, 06/15/26 (Call 03/15/26)	155	148,324
Southern Co. Gas Capital Corp.
2.45%, 10/01/23 (Call 08/01/23)	392	388,217
3.25%, 06/15/26 (Call 03/15/26)	235	229,078
Towngas Finance Ltd., 4.75%, (a)(d)(e)	200	201,868

		10,984,715

Hand & Machine Tools — 0.0%
Stanley Black & Decker Inc.
2.30%, 02/24/25 (Call 02/24/23)	50	48,516
4.00%, 03/15/60 (Call 03/15/25)(a)	545	524,067
Werner FinCo LP/Werner FinCo Inc., 8.75%, 07/15/25 (Call 05/10/22)(b)	138	141,927

		714,510

Health Care - Products — 0.2%
Abbott Laboratories
2.95%, 03/15/25 (Call 12/15/24)	1,333	1,326,535
3.40%, 11/30/23 (Call 09/30/23)	419	422,796
Baxter International Inc., 1.92%, 02/01/27 (Call 01/01/27)(b)	1,770	1,610,434
Boston Scientific Corp.
1.90%, 06/01/25 (Call 05/01/25)	357	337,897
3.45%, 03/01/24 (Call 02/01/24)	439	439,421
Danaher Corp., 3.35%, 09/15/25 (Call 06/15/25)	20	19,778
DH Europe Finance II Sarl, 2.20%, 11/15/24 (Call 10/15/24)	513	496,528
Medtronic Inc., 3.50%, 03/15/25	836	838,943
Ortho-Clinical Diagnostics Inc./Ortho-Clinical Diagnostics SA, 7.38%, 06/01/25 (Call 06/01/22)(b)	120	122,934

Security	Par (000)	Value

Health Care - Products (continued)
Stryker Corp.
1.15%, 06/15/25 (Call 05/15/25)	$704	$656,663
3.38%, 05/15/24 (Call 02/15/24)	316	316,180
3.38%, 11/01/25 (Call 08/01/25)	791	785,858
3.50%, 03/15/26 (Call 12/15/25)	100	99,236
Thermo Fisher Scientific Inc.
0.80%, 10/18/23 (Call 10/18/22)	150	145,445
1.22%, 10/18/24 (Call 10/18/22)	1,225	1,162,219
Zimmer Biomet Holdings Inc., 3.05%, 01/15/26 (Call 12/15/25)	505	489,729

		9,270,596

Health Care - Services — 0.7%
Aetna Inc.
2.80%, 06/15/23 (Call 04/15/23)	854	852,249
3.50%, 11/15/24 (Call 08/15/24)	496	495,722
Air Methods Corp., 8.00%, 05/15/25 (Call 05/31/22)(b)(c)	175	143,759
Akumin Inc., 7.00%, 11/01/25 (Call 11/01/22)(b)	250	212,038
Anthem Inc.
1.50%, 03/15/26 (Call 02/15/26)	1,475	1,357,251
2.38%, 01/15/25 (Call 12/15/24)	1,026	993,486
3.35%, 12/01/24 (Call 10/01/24)	383	381,698
3.50%, 08/15/24 (Call 05/15/24)	752	752,662
CHS/Community Health Systems Inc.
5.63%, 03/15/27 (Call 12/15/23)(b)	975	930,121
8.00%, 03/15/26 (Call 05/31/22)(b)	1,085	1,122,498
CommonSpirit Health
1.55%, 10/01/25 (Call 07/01/25)	282	260,089
2.76%, 10/01/24 (Call 07/01/24)	658	642,465
Encompass Health Corp., 5.75%, 09/15/25 (Call 05/31/22)	213	216,745
Envision Healthcare Corp., 8.75%, 10/15/26 (Call 05/31/22)(b)	500	207,880
Fresenius Medical Care U.S. Finance II Inc., 4.75%, 10/15/24 (Call 07/17/24)(b)	30	30,423
Global Medical Response Inc., 6.50%, 10/01/25 (Call 05/04/22)(b)	330	318,582
Hadrian Merger Sub Inc., 8.50%, 05/01/26 (Call 05/31/22)(b)	100	99,454
HCA Inc.
3.13%, 03/15/27 (Call 02/15/27)(b)	680	640,975
4.50%, 02/15/27 (Call 08/15/26)	200	200,942
5.00%, 03/15/24	1,134	1,161,307
5.25%, 04/15/25	1,466	1,512,502
5.25%, 06/15/26 (Call 12/15/25)	130	133,719
5.38%, 02/01/25	1,430	1,471,012
5.38%, 09/01/26 (Call 03/01/26)	535	547,926
5.88%, 05/01/23	650	670,923
5.88%, 02/15/26 (Call 08/15/25)	830	859,863
8.36%, 04/15/24	120	128,740
Health Care Service Corp. A Mutual Legal Reserve Co., 1.50%, 06/01/25 (Call 05/01/25)(b)	222	207,730
Highmark Inc., 1.45%, 05/10/26 (Call 04/10/26)(b)	1,131	1,028,825
Humana Inc.
1.35%, 02/03/27 (Call 01/03/27)	695	613,845
3.85%, 10/01/24 (Call 07/01/24)	153	153,771
4.50%, 04/01/25 (Call 03/01/25)	797	812,996
IQVIA Inc., 5.00%, 10/15/26 (Call 05/31/22)(b)	550	547,783
Laboratory Corp. of America Holdings
1.55%, 06/01/26 (Call 05/01/26)	270	246,407
2.30%, 12/01/24 (Call 11/01/24)	545	527,320
3.25%, 09/01/24 (Call 07/01/24)	681	676,322

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
3.60%, 02/01/25 (Call 11/01/24)	$636	$633,507
4.00%, 11/01/23 (Call 08/01/23)	14	14,123
Legacy LifePoint Health LLC
4.38%, 02/15/27 (Call 05/31/22)(b)	300	277,611
6.75%, 04/15/25 (Call 05/31/22)(b)	350	357,126
ModivCare Inc., 5.88%, 11/15/25 (Call 11/15/22)(b)	280	274,585
PeaceHealth Obligated Group, Series 2020, 1.38%, 11/15/25 (Call 08/15/25)	350	323,978
Prime Healthcare Services Inc., 7.25%, 11/01/25 (Call 11/01/22)(b)	460	461,150
Quest Diagnostics Inc.
3.45%, 06/01/26 (Call 03/01/26)	155	152,475
3.50%, 03/30/25 (Call 12/30/24)	365	363,774
4.25%, 04/01/24 (Call 01/01/24)	65	66,072
Quorum Health Corp., 11.63%, 04/15/23(j)	100	—
RegionalCare Hospital Partners Holdings Inc./LifePoint Health Inc., 9.75%, 12/01/26 (Call 05/31/22)(b)	745	765,219
Roche Holdings Inc.
0.99%, 03/05/26 (Call 02/05/26)(b)	200	183,322
1.88%, 03/08/24(b)	1,000	981,070
2.13%, 03/10/25(b)	1,000	968,490
2.31%, 03/10/27(b)	1,000	944,310
2.63%, 05/15/26 (Call 02/15/26)(b)	200	193,592
RP Escrow Issuer LLC, 5.25%, 12/15/25 (Call 12/15/22)(b)	450	422,874
Select Medical Corp., 6.25%, 08/15/26 (Call 08/15/22)(b)	655	650,087
SSM Health Care Corp., Series 2018, 3.69%, 06/01/23 (Call 03/01/23)	141	141,839
Surgery Center Holdings Inc.
6.75%, 07/01/25 (Call 05/31/22)(b)	155	153,138
10.00%, 04/15/27 (Call 05/31/22)(b)	275	287,570
Sutter Health, Series 20A, 1.32%, 08/15/25 (Call 05/15/25)	222	205,337
Tenet Healthcare Corp.
4.63%, 07/15/24 (Call 05/31/22)	345	344,175
4.63%, 09/01/24 (Call 05/16/22)(b)	327	325,486
4.88%, 01/01/26 (Call 05/31/22)(b)	1,040	1,013,875
6.25%, 02/01/27 (Call 05/31/22)(b)	820	814,047
6.75%, 06/15/23	1,005	1,034,316
U.S. Acute Care Solutions LLC, 6.38%, 03/01/26 (Call 03/01/23)(b)	350	340,784
UnitedHealth Group Inc.
0.55%, 05/15/24 (Call 05/15/22)	153	145,583
1.15%, 05/15/26 (Call 04/15/26)	1,075	981,206
1.25%, 01/15/26	223	205,869
2.38%, 08/15/24	665	655,224
3.50%, 06/15/23	713	720,693
3.50%, 02/15/24	657	662,479
3.75%, 07/15/25	1,154	1,165,413
Universal Health Services Inc., 1.65%, 09/01/26 (Call 08/01/26)(b)	795	707,947
UPMC, Series D-1, 3.60%, 04/03/25	75	74,777

		39,173,153

Holding Companies - Diversified — 0.6%
Alfa SAB de CV, 5.25%, 03/25/24 (Call 12/25/23)(c)(d)	200	202,186
Amipeace Ltd.
1.75%, 11/09/26(d)	200	184,854
2.50%, 12/05/24(d)	800	783,088
Ares Capital Corp.
2.15%, 07/15/26 (Call 06/15/26)	295	261,668
2.88%, 06/15/27 (Call 05/15/27)	30	26,816

Security	Par (000)	Value

Holding Companies - Diversified (continued)
3.25%, 07/15/25 (Call 06/15/25)	$661	$629,556
3.88%, 01/15/26 (Call 12/15/25)	575	552,500
4.20%, 06/10/24 (Call 05/10/24)	572	572,286
4.25%, 03/01/25 (Call 01/01/25)	644	634,108
Bain Capital Specialty Finance Inc.
2.55%, 10/13/26 (Call 09/13/26)	510	448,713
2.95%, 03/10/26 (Call 02/10/26)	275	251,892
Barings BDC Inc., 3.30%, 11/23/26 (Call 10/13/26)(b)	210	188,607
Beijing State-Owned Assets Management Hong Kong Co. Ltd., 4.13%, 05/26/25(d)	600	598,746
Blackstone Private Credit Fund
1.75%, 09/15/24(b)	470	438,759
2.63%, 12/15/26 (Call 11/15/26)(b)	710	624,076
2.70%, 01/15/25 (Call 11/15/24)(b)	680	640,982
3.25%, 03/15/27 (Call 02/15/27)(b)	800	717,120
4.70%, 03/24/25(b)	805	794,760
Blackstone Secured Lending Fund
2.13%, 02/15/27 (Call 01/15/27)(b)	525	456,193
2.75%, 09/16/26 (Call 08/19/26)	435	398,077
3.63%, 01/15/26 (Call 12/15/25)	550	526,086
3.65%, 07/14/23	240	240,821
Bright Galaxy International Ltd., 3.25%, 07/15/26(d)	200	181,704
China Taiping New Horizon Ltd., 6.00%, 10/18/23(d)	200	205,728
CITIC Ltd.
2.45%, 02/25/25(d)	400	385,200
2.88%, 02/17/27(d)	200	188,682
3.70%, 06/14/26(d)	200	197,420
3.88%, 02/28/27(d)	400	395,064
CK Hutchison International 19 Ltd., 3.25%, 04/11/24 (Call 03/11/24)(b)	770	768,514
CK Hutchison International 21 Ltd., 1.50%, 04/15/26 (Call 03/15/26)(b)	210	193,324
FS Energy & Power Fund, 7.50%, 08/15/23 (Call 05/15/23)(b)	260	264,222
FS KKR Capital Corp.
1.65%, 10/12/24	565	528,038
3.25%, 07/15/27 (Call 06/15/27)	450	407,812
3.40%, 01/15/26 (Call 12/15/25)	670	631,797
4.13%, 02/01/25 (Call 01/01/25)	65	63,922
4.25%, 02/14/25(b)	60	57,694
4.63%, 07/15/24 (Call 06/15/24)	476	475,995
Goldman Sachs BDC Inc.
2.88%, 01/15/26 (Call 12/15/25)(c)	395	373,465
3.75%, 02/10/25 (Call 01/10/25)	201	199,179
Golub Capital BDC Inc.
2.05%, 02/15/27 (Call 01/15/27)	740	636,496
2.50%, 08/24/26 (Call 07/24/26)	325	289,894
3.38%, 04/15/24 (Call 03/15/24)	65	63,950
Grupo de Inversiones Suramericana SA, 5.50%, 04/29/26 (Call 01/29/26)(d)	400	398,260
Guohui International Bvi Co. Ltd., 3.15%, 08/27/25(d)	600	567,234
Huarong Finance 2017 Co. Ltd., 2.29%, 07/03/23, (3 mo. LIBOR US + 1.325%)(a)(d)	200	195,992
Huarong Finance 2019 Co. Ltd.
2.13%, 09/30/23 (Call 08/30/23)(d)	200	192,588
3.25%, 11/13/24 (Call 10/13/24)(d)	400	379,052
3.75%, 05/29/24(d)	600	579,084
Huarong Finance II Co. Ltd.
4.63%, 06/03/26(d)	200	189,848
5.00%, 11/19/25(d)	200	193,950

34	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Holding Companies - Diversified (continued)
5.50%, 01/16/25(d)	$800	$791,864
Huatong International Investment Holdings Co. Ltd., 2.98%, 03/04/24(d)	400	384,328
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.75%, 09/15/24 (Call 06/15/24)	610	594,555
6.25%, 05/15/26 (Call 05/31/22)	640	633,818
6.38%, 12/15/25 (Call 05/31/22)	405	403,996
ICD Funding Ltd., 3.22%, 04/28/26 (Call 03/28/26)(d)	400	382,040
KOC Holding AS, 6.50%, 03/11/25 (Call 12/11/24)(d)	400	400,932
Main Street Capital Corp.
3.00%, 07/14/26 (Call 06/14/26)	885	805,784
5.20%, 05/01/24	240	243,070
MDGH GMTN RSC Ltd.
2.50%, 11/07/24 (Call 10/07/24)(d)	1,000	979,950
2.75%, 05/11/23(d)	200	200,076
3.00%, 04/19/24(d)	400	397,896
Morgan Stanley Direct Lending Fund, 4.50%, 02/11/27(b)	75	69,938
Mumtalakat Sukuk Holding Co., 5.63%, 02/27/24(d)	400	411,940
Oaktree Specialty Lending Corp., 3.50%, 02/25/25 (Call 01/25/25)	305	296,573
Owl Rock Capital Corp.
2.63%, 01/15/27 (Call 12/15/26)	60	52,952
3.40%, 07/15/26 (Call 06/15/26)	255	235,521
3.75%, 07/22/25 (Call 06/22/25)	660	633,184
4.00%, 03/30/25 (Call 02/28/25)	325	317,063
4.25%, 01/15/26 (Call 12/15/25)	170	165,079
5.25%, 04/15/24 (Call 03/15/24)	122	123,693
OWL Rock Core Income Corp., 4.70%, 02/08/27 (Call 01/08/27)(b)	200	188,732
Owl Rock Technology Finance Corp.
2.50%, 01/15/27 (Call 12/15/26)	450	395,824
3.75%, 06/17/26 (Call 05/17/26)(b)	30	27,954
4.75%, 12/15/25 (Call 11/15/25)(b)	1,101	1,067,442
Prospect Capital Corp.
3.36%, 11/15/26 (Call 10/15/26)	25	22,422
3.71%, 01/22/26 (Call 12/22/25)	125	116,123
Rongshi International Finance Ltd., 1.50%, 11/05/25 (Call 10/05/25)(d)	400	371,688
Senaat Sukuk Ltd., 4.76%, 12/05/25(d)	200	206,958
SFG International Holdings Co. Ltd., 2.40%, 06/03/26(d)	400	381,496
Sixth Street Specialty Lending Inc., 3.88%, 11/01/24 (Call 10/01/24)	320	318,406
Stena AB, 7.00%, 02/01/24(b)(c)	200	199,584
Stena International SA
5.75%, 03/01/24(b)	200	196,224
6.13%, 02/01/25 (Call 05/10/22)(b)	200	198,750
Swire Pacific MTN Financing Ltd., 4.50%, 10/09/23(d)	400	407,476
Xi Yang Overseas Ltd., 4.30%, 06/05/24(d)	400	404,088
Yieldking Investment Ltd., 2.80%, 08/18/26(d)	200	190,118
Zhongyuan Sincere Investment Co. Ltd., 4.25%, 06/28/24(d)	600	606,042

		33,199,581

Home Builders — 0.1%
Adams Homes Inc., 7.50%, 02/15/25 (Call 05/16/22)(b)	105	102,787
Beazer Homes USA Inc., 6.75%, 03/15/25 (Call 05/16/22)	150	149,787
DR Horton Inc.
1.30%, 10/15/26 (Call 09/15/26)	1,125	996,401
2.50%, 10/15/24 (Call 09/15/24)	662	645,040
5.75%, 08/15/23 (Call 05/15/23)	425	437,346

Security	Par (000)	Value

Home Builders (continued)
Empire Communities Corp., 7.00%, 12/15/25 (Call 12/15/22)(b)	$255	$241,658
Forestar Group Inc., 3.85%, 05/15/26 (Call 05/15/23)(b)	220	197,866
K Hovnanian Enterprises Inc.
7.75%, 02/15/26 (Call 05/10/22)(b)	124	123,809
10.50%, 02/15/26 (Call 05/31/22)(b)(c)	140	143,046
KB Home, 7.63%, 05/15/23 (Call 11/15/22)	180	184,424
Lennar Corp.
4.50%, 04/30/24 (Call 01/31/24)	333	338,015
4.75%, 05/30/25 (Call 02/28/25)	414	421,850
4.88%, 12/15/23 (Call 09/15/23)	317	322,611
5.25%, 06/01/26 (Call 12/01/25)	80	82,481
5.88%, 11/15/24 (Call 05/15/24)	355	368,678
Meritage Homes Corp., 6.00%, 06/01/25 (Call 03/01/25)	220	224,195
New Home Co. Inc. (The), 7.25%, 10/15/25 (Call 10/15/22)(b)	145	137,738
Picasso Finance Sub Inc., 6.13%, 06/15/25 (Call 06/15/22)(b)	269	274,127
STL Holding Co. LLC, 7.50%, 02/15/26 (Call 02/15/23)(b)	125	119,209
Taylor Morrison Communities Inc./Taylor Morrison
Holdings II Inc., 5.63%, 03/01/24 (Call 12/01/23)(b)	216	217,188
Toll Brothers Finance Corp.
4.88%, 11/15/25 (Call 08/15/25)	216	216,426
4.88%, 03/15/27 (Call 12/15/26)	200	198,864
TRI Pointe Group Inc./TRI Pointe Homes Inc., 5.88%, 06/15/24	260	263,617

		6,407,163

Home Furnishings — 0.0%
Harman International Industries Inc., 4.15%, 05/15/25 (Call 02/15/25)	50	50,783
Leggett & Platt Inc., 3.80%, 11/15/24 (Call 08/15/24)	19	18,966
Panasonic Corp., 2.68%, 07/19/24 (Call 06/19/24)(b)	360	353,419
TCL Technology Investment, 1.88%, 07/14/25(d)	212	196,225
Whirlpool Corp.
3.70%, 05/01/25	125	124,735
4.00%, 03/01/24	147	148,389

		892,517

Household Products & Wares — 0.0%
Clorox Co. (The), 3.50%, 12/15/24 (Call 09/15/24)	311	312,318
Kimberly-Clark Corp.
2.40%, 06/01/23	45	44,799
3.05%, 08/15/25	32	31,742
Kronos Acquisition Holdings Inc./KIK Custom Products Inc., 5.00%, 12/31/26 (Call 06/30/23)(b)	150	134,163
Reckitt Benckiser Treasury Services PLC, 2.75%, 06/26/24 (Call 04/26/24)(b)	432	425,978
Spectrum Brands Inc., 5.75%, 07/15/25 (Call 05/31/22)	252	255,125

		1,204,125

Housewares — 0.0%
American Greetings Corp., 8.75%, 04/15/25 (Call 05/31/22)(b)	100	98,761
CD&R Smokey Buyer Inc., 6.75%, 07/15/25 (Call 07/15/22)(b)	355	361,397
Newell Brands Inc.
4.00%, 12/01/24 (Call 09/01/24)	215	214,022
4.10%, 04/01/23 (Call 02/01/23)	119	118,973
4.45%, 04/01/26 (Call 01/01/26)	1,000	988,950
4.88%, 06/01/25 (Call 05/01/25)	250	252,882

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Housewares (continued)
Scotts Miracle-Gro Co. (The), 5.25%, 12/15/26 (Call 05/16/22)	$25	$24,798
Turkiye Sise ve Cam Fabrikalari AS, 6.95%, 03/14/26 (Call 12/14/25)(d)	400	390,000

		2,449,783

Insurance — 1.4%
Acrisure LLC/Acrisure Finance Inc.
7.00%, 11/15/25 (Call 05/31/22)(b)	445	432,438
10.13%, 08/01/26 (Call 08/01/22)(b)	200	210,260
Aflac Inc.
1.13%, 03/15/26 (Call 02/15/26)	80	72,851
3.25%, 03/17/25	92	91,469
3.63%, 11/15/24	399	401,937
AIA Group Ltd.
2.70%, (Call 04/07/26)(a)(d)(e)	600	557,532
3.20%, 03/11/25 (Call 12/11/24)(b)	200	198,460
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/25 (Call 07/29/25)	110	109,588
Allstate Corp. (The)
0.75%, 12/15/25 (Call 11/15/25)	315	286,817
3.15%, 06/15/23	445	446,873
Series B, 5.75%, 08/15/53 (Call 08/15/23), (3 mo. LIBOR US + 2.938%)(a)	575	560,067
American International Group Inc.
2.50%, 06/30/25 (Call 05/30/25)	1,260	1,213,292
3.75%, 07/10/25 (Call 04/10/25)	124	124,456
3.90%, 04/01/26 (Call 01/01/26)	1,030	1,024,953
4.13%, 02/15/24	514	521,006
Aon Corp./Aon Global Holdings PLC, 2.85%, 05/28/27 (Call 04/28/27)	325	308,393
Aon Global Ltd.
3.50%, 06/14/24 (Call 03/14/24)	487	487,497
3.88%, 12/15/25 (Call 09/15/25)	500	502,900
Aon PLC, 4.00%, 11/27/23 (Call 08/27/23)	492	496,610
Argentum Netherlands BV for Swiss Re Ltd., 5.75%, 08/15/50 (Call 08/15/25)(a)(d)	600	598,500
Aspen Insurance Holdings Ltd., 4.65%, 11/15/23	335	337,519
Assurant Inc., 4.20%, 09/27/23 (Call 08/27/23)	399	403,884
Assured Guaranty U.S. Holdings Inc., 5.00%, 07/01/24(c)	415	423,072
AssuredPartners Inc., 7.00%, 08/15/25 (Call 05/31/22)(b)	250	246,503
Athene Global Funding
0.91%, 08/19/24(b)	800	750,376
1.00%, 04/16/24(b)	887	841,958
1.45%, 01/08/26(b)	120	108,816
1.61%, 06/29/26(b)	660	587,512
1.72%, 01/07/25(b)	500	468,130
1.73%, 10/02/26(b)	785	696,829
2.50%, 01/14/25(b)	690	660,461
2.55%, 06/29/25(b)	50	48,059
2.75%, 06/25/24(b)	471	459,710
2.80%, 05/26/23(b)	352	351,553
3.21%, 03/08/27(b)	50	46,891
Berkshire Hathaway Finance Corp., 2.30%, 03/15/27 (Call 02/15/27)(c)	4,800	4,585,680
Berkshire Hathaway Inc., 3.13%, 03/15/26 (Call 12/15/25)	1,132	1,123,623
Brighthouse Financial Global Funding
1.20%, 12/15/23(b)	400	385,744
1.55%, 05/24/26(b)	85	77,108
1.75%, 01/13/25(b)	355	334,651
Brown & Brown Inc., 4.20%, 09/15/24 (Call 06/15/24)	326	328,758

Security	Par (000)	Value

Insurance (continued)
Chubb INA Holdings Inc.
3.15%, 03/15/25	$85	$84,573
3.35%, 05/03/26 (Call 02/03/26)	310	306,869
Cloverie PLC for Swiss Reinsurance Co. Ltd., 4.50%, 09/11/44 (Call 09/11/24)(a)(d)	450	443,466
Cloverie PLC for Zurich Insurance Co. Ltd., 5.63%, 06/24/46 (Call 06/24/26)(a)(d)	200	204,348
CNA Financial Corp., 3.95%, 05/15/24 (Call 02/15/24)	467	469,503
CNO Financial Group Inc., 5.25%, 05/30/25 (Call 02/28/25)	527	543,311
CNO Global Funding
1.65%, 01/06/25(b)	500	472,255
1.75%, 10/07/26(b)	735	664,087
Dai-Ichi Life Insurance Co. Ltd. (The), 4.00%, (Call 07/24/26)(a)(b)(e)	200	193,194
Enstar Finance LLC
5.50%, 01/15/42 (Call 01/15/27)(a)	250	230,698
5.75%, 09/01/40 (Call 09/01/25)(a)	40	39,364
Equitable Financial Life Global Funding
0.50%, 11/17/23(b)	52	49,909
0.80%, 08/12/24(b)	860	807,729
1.00%, 01/09/26(b)	20	18,027
1.10%, 11/12/24(b)	670	630,410
1.30%, 07/12/26(b)	755	682,512
1.40%, 07/07/25(b)	735	684,807
1.70%, 11/12/26(b)	785	712,796
F&G Global Funding
0.90%, 09/20/24(b)	695	647,677
1.75%, 06/30/26(b)	555	504,295
2.30%, 04/11/27(b)	1,000	914,180
Fidelity & Guaranty Life Holdings Inc., 5.50%, 05/01/25 (Call 02/01/25)(b)	250	257,655
First American Financial Corp., 4.60%, 11/15/24	30	30,409
Five Corners Funding Trust, 4.42%, 11/15/23(b)	560	567,185
FWD Ltd., 5.00%, 09/24/24(d)	200	199,948
GA Global Funding Trust
1.00%, 04/08/24(b)	930	882,291
1.25%, 12/08/23(b)	585	563,782
1.63%, 01/15/26(b)	500	456,030
2.25%, 01/06/27(b)	835	761,988
Genworth Holdings Inc., 4.80%, 02/15/24	120	120,126
Global Atlantic Fin Co., 4.70%, 10/15/51 (Call 07/15/26)(a)(b)	405	361,896
Great-West Lifeco U.S. Finance 2020 LP, 0.90%, 08/12/25 (Call 07/12/25)(b)	496	456,012
Guardian Life Global Funding
0.88%, 12/10/25(b)	365	331,869
1.10%, 06/23/25(b)	372	343,464
2.90%, 05/06/24(b)	380	376,918
3.25%, 03/29/27(b)	400	390,980
Guoren Property & Casualty Insurance Co Ltd., 3.35%, 06/01/26 (Call 03/01/26)(d)	200	184,906
Hanwha Life Insurance Co. Ltd., 3.38%, 02/04/32(a)(d)	200	187,142
HUB International Ltd., 7.00%, 05/01/26 (Call 05/10/22)(b)	850	842,401
Jackson National Life Global Funding
2.65%, 06/21/24(b)	617	605,265
3.25%, 01/30/24(b)	182	181,492
3.88%, 06/11/25(b)	535	536,637

36	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Liberty Mutual Group Inc.
4.13%, 12/15/51 (Call 09/15/26)(a)(b)	$105	$95,839
4.25%, 06/15/23(b)	546	550,302
Lincoln National Corp.
3.35%, 03/09/25	196	193,652
4.00%, 09/01/23	560	565,275
Loews Corp.
2.63%, 05/15/23 (Call 02/15/23)	255	254,865
3.75%, 04/01/26 (Call 01/01/26)	214	215,260
Manulife Financial Corp.
4.06%, 02/24/32 (Call 02/24/27)(a)	50	48,594
4.15%, 03/04/26	732	741,267
Marsh & McLennan Companies Inc.
3.50%, 06/03/24 (Call 03/03/24)	529	530,878
3.50%, 03/10/25 (Call 12/10/24)	428	428,638
3.88%, 03/15/24 (Call 02/15/24)	1,387	1,402,756
MassMutual Global Funding II
0.60%, 04/12/24(b)	514	488,624
1.20%, 07/16/26(b)	60	54,374
2.75%, 06/22/24(b)	350	345,667
2.80%, 03/21/25(b)	500	491,570
2.95%, 01/11/25(b)	500	494,710
Met Tower Global Funding, 1.25%, 09/14/26(b)	1,000	897,720
MetLife Inc.
3.00%, 03/01/25	410	405,658
3.60%, 04/10/24	318	320,226
Series D, 4.37%, 09/15/23	435	444,005
Metropolitan Life Global Funding I
0.70%, 09/27/24(b)	660	617,318
0.90%, 06/08/23(b)	510	499,142
0.95%, 07/02/25(b)	520	480,646
2.80%, 03/21/25(b)	330	323,040
3.60%, 01/11/24(b)	515	516,648
MGIC Investment Corp., 5.75%, 08/15/23	170	172,312
Mutual of Omaha Insurance Co., 4.30%, 07/15/54 (Call 07/15/24)(a)(b)	150	147,930
New York Life Global Funding
0.40%, 10/21/23(b)	115	110,780
0.60%, 08/27/24(b)	500	470,460
0.95%, 06/24/25(b)	248	229,174
1.15%, 06/09/26(b)	600	544,482
1.45%, 01/14/25(b)(c)	500	474,950
2.00%, 01/22/25(b)	680	653,038
2.88%, 04/10/24(b)	689	683,833
2.90%, 01/17/24(b)	424	421,939
3.25%, 04/07/27(b)	500	489,675
Nippon Life Insurance Co., 5.10%, 10/16/44 (Call 10/16/24)(a)(b)	1,440	1,458,072
NMI Holdings Inc., 7.38%, 06/01/25 (Call 03/30/25)(b)	221	231,120
Northwestern Mutual Global Funding, 1.75%, 01/11/27(b)	950	875,235
Old Republic International Corp., 3.88%, 08/26/26 (Call 07/26/26)	25	24,766
Pacific Life Global Funding II, 1.38%, 04/14/26(b)	860	780,072
Phoenix Group Holdings PLC, 4.75%, 09/04/31(a)(d)	200	194,806
Pricoa Global Funding I
0.80%, 09/01/25(b)	650	595,420
1.15%, 12/06/24(b)	545	515,788
1.20%, 09/01/26(b)	1,025	919,661
2.40%, 09/23/24(b)	765	745,906
3.45%, 09/01/23(b)	400	402,816

Security	Par (000)	Value

Insurance (continued)
Principal Financial Group Inc., 3.40%, 05/15/25 (Call 02/15/25)	$45	$44,487
Principal Life Global Funding, 1.38%, 01/10/25(b)	750	704,887
Principal Life Global Funding II
0.75%, 04/12/24(b)	587	557,773
0.75%, 08/23/24(b)	95	89,215
0.88%, 01/12/26(b)	180	161,660
1.25%, 06/23/25(b)	630	583,802
1.25%, 08/16/26(b)	380	340,434
1.50%, 11/17/26(b)	600	539,424
2.25%, 11/21/24(b)	630	607,937
3.00%, 04/18/26(b)	290	281,680
Progressive Corp. (The), 2.50%, 03/15/27 (Call 02/15/27)	210	199,038
Protective Life Global Funding
0.63%, 10/13/23(b)	150	144,912
0.78%, 07/05/24(b)	1,065	1,003,826
1.17%, 07/15/25(b)	640	590,912
1.30%, 09/20/26(b)	1,035	929,078
1.62%, 04/15/26(b)	850	782,816
3.10%, 04/15/24(b)	230	227,877
3.22%, 03/28/25(b)	500	493,075
Prudential Financial Inc.
5.20%, 03/15/44 (Call 03/15/24), (3 mo. LIBOR US + 3.040%)(a)	220	216,451
5.38%, 05/15/45 (Call 05/15/25), (3 mo. LIBOR US + 3.031%)(a)	290	288,457
5.63%, 06/15/43 (Call 06/15/23), (3 mo. LIBOR US + 3.920%)(a)	523	523,513
QBE Insurance Group Ltd.
5.25%, (Call 05/16/25)(a)(d)(e)	400	389,256
5.88%, (Call 05/12/25)(a)(b)(c)(e)	200	200,874
Radian Group Inc.
4.50%, 10/01/24 (Call 07/01/24)	225	219,755
4.88%, 03/15/27 (Call 09/15/26)	250	239,215
6.63%, 03/15/25 (Call 09/15/24)	270	274,892
Reliance Standard Life Global Funding II
1.51%, 09/28/26(b)	960	861,254
2.50%, 10/30/24(b)	130	126,369
3.85%, 09/19/23(b)	513	517,478
Swiss Re Finance Luxembourg SA, 4.25%, (Call 09/04/24)(a)(d)(e)	400	386,164
Teachers Insurance & Annuity Association of America, 4.38%, 09/15/54 (Call 09/15/24)(a)(b)	560	555,778
Tongyang Life Insurance Co. Ltd., 5.25%, (Call 09/22/25)(a)(d)(e)	200	198,936
Trinity Acquisition PLC, 4.40%, 03/15/26 (Call 12/15/25)	45	45,233
Unum Group, 4.00%, 03/15/24	535	538,552
USI Inc./NY, 6.88%, 05/01/25 (Call 05/31/22)(b)	327	322,033
Vigorous Champion International Ltd.
2.75%, 06/02/25(d)	600	567,192
4.38%, 09/10/23(d)	200	200,644
Voya Financial Inc., 5.65%, 05/15/53 (Call 05/15/23), (3 mo. LIBOR US + 3.580%)(a)	564	561,479
Willis North America Inc., 3.60%, 05/15/24 (Call 03/15/24) .	675	672,057
Willow No. 2 Ireland PLC for Zurich Insurance Co. Ltd., 4.25%, 10/01/45 (Call 10/01/25)(a)(d)	400	390,476
XLIT Ltd., 4.45%, 03/31/25	128	130,067

S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
ZhongAn Online P&C Insurance Co. Ltd.
3.13%, 07/16/25 (Call 04/16/25)(d)	$200	$181,124
3.50%, 03/08/26 (Call 12/08/25)(d)	400	360,776

		79,654,909

Internet — 0.5%
Alibaba Group Holding Ltd.
2.80%, 06/06/23 (Call 05/06/23)	250	248,480
3.60%, 11/28/24 (Call 08/28/24)	580	577,605
Alphabet Inc.
0.45%, 08/15/25 (Call 07/15/25)	1,426	1,313,375
2.00%, 08/15/26 (Call 05/15/26)	60	57,030
3.38%, 02/25/24	343	347,205
Amazon.com Inc.
0.25%, 05/12/23	789	772,273
0.40%, 06/03/23	235	230,089
0.45%, 05/12/24	1,743	1,662,578
0.80%, 06/03/25 (Call 05/03/25)	252	234,612
1.00%, 05/12/26 (Call 04/12/26)	1,805	1,647,117
2.80%, 08/22/24 (Call 06/22/24)	1,326	1,320,577
3.00%, 04/13/25	1,000	996,790
3.30%, 04/13/27	1,705	1,691,207
3.80%, 12/05/24 (Call 09/05/24)	445	453,099
5.20%, 12/03/25 (Call 09/03/25)	420	444,696
Baidu Inc.
3.08%, 04/07/25 (Call 03/07/25)	285	278,137
3.88%, 09/29/23 (Call 08/29/23)	730	734,190
4.13%, 06/30/25	785	787,700
Booking Holdings Inc., 3.65%, 03/15/25 (Call 12/15/24)	450	451,345
Cogent Communications Group Inc., 3.50%, 05/01/26 (Call 02/01/26)(b)	280	266,504
eBay Inc.
1.40%, 05/10/26 (Call 04/10/26)	523	475,930
1.90%, 03/11/25 (Call 02/11/25)	748	712,874
3.45%, 08/01/24 (Call 05/01/24)	266	266,543
Expedia Group Inc.
3.60%, 12/15/23 (Call 11/15/23)	180	180,023
4.50%, 08/15/24 (Call 05/15/24)	842	851,683
5.00%, 02/15/26 (Call 11/15/25)	165	168,884
6.25%, 05/01/25 (Call 02/01/25)(b)	671	703,604
Getty Images Inc., 9.75%, 03/01/27 (Call 05/16/22)(b)	25	25,954
JD.com Inc., 3.88%, 04/29/26(c)	230	225,055
Meituan, 2.13%, 10/28/25 (Call 09/28/25)(d)	400	355,828
Millennium Escrow Corp., 6.63%, 08/01/26 (Call 08/01/23)(b)	420	389,306
NAVER Corp., 1.50%, 03/29/26(d)	400	365,540
Netflix Inc.
3.63%, 06/15/25 (Call 03/15/25)(b)	285	278,815
4.38%, 11/15/26	510	506,012
5.75%, 03/01/24	345	358,158
5.88%, 02/15/25	430	446,456
NortonLifeLock Inc., 5.00%, 04/15/25 (Call 05/10/22)(b)	500	499,745
Photo Holdings Merger Sub Inc., 8.50%, 10/01/26 (Call 10/01/22)(b)	390	362,470
Prosus NV, 3.26%, 01/19/27(d)	600	535,662
Rakuten Group Inc., 5.13%, (Call 04/22/26)(a)(b)(e)	400	368,184
Tencent Holdings Ltd.
1.81%, 01/26/26 (Call 12/26/25)(c)(d)	800	734,920
1.90%, 04/11/24, (3 mo. LIBOR US + 0.910%)(a)(d)	400	399,720
3.28%, 04/11/24 (Call 03/11/24)(d)	600	595,356
3.58%, 04/11/26 (Call 02/11/26)(d)	400	390,488

Security	Par (000)	Value

Internet (continued)
3.80%, 02/11/25(d)	$600	$597,576
Tencent Music Entertainment Group, 1.38%, 09/03/25 (Call 08/03/25)	700	638,792
TripAdvisor Inc., 7.00%, 07/15/25 (Call 07/15/22)(b)	260	266,926
Uber Technologies Inc.
7.50%, 05/15/25 (Call 05/31/22)(b)	510	526,473
8.00%, 11/01/26 (Call 05/31/22)(b)	800	837,776
VeriSign Inc., 5.25%, 04/01/25 (Call 01/01/25)	415	427,247
Weibo Corp., 3.50%, 07/05/24 (Call 06/05/24)	665	647,657

		28,654,266

Iron & Steel — 0.1%
ABJA Investment Co. Pte Ltd., 5.95%, 07/31/24(d)	600	617,088
Allegheny Ludlum LLC, 6.95%, 12/15/25	75	77,641
ArcelorMittal SA, 4.55%, 03/11/26	370	374,170
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 07/15/26 (Call 05/30/22)(b)	325	329,813
Cleveland-Cliffs Inc., 6.75%, 03/15/26 (Call 05/31/22)(b)	445	466,454
Commercial Metals Co., 4.88%, 05/15/23 (Call 02/15/23)(c)	175	176,213
Infrabuild Australia Pty Ltd., 12.00%, 10/01/24 (Call 05/30/22)(b)	164	167,411
JSW Steel Ltd., 5.95%, 04/18/24(d)	200	202,960
Nucor Corp., 2.00%, 06/01/25 (Call 05/01/25)	346	330,980
Periama Holdings LLC/DE, 5.95%, 04/19/26(d)	600	590,280
POSCO
2.50%, 01/17/25(d)	200	193,850
2.75%, 07/15/24(d)	400	393,740
4.00%, 08/01/23(d)	400	403,836
Reliance Steel & Aluminum Co., 1.30%, 08/15/25 (Call 07/15/25)	232	214,844
Shandong Iron And Steel Xinheng International Co. Ltd., 6.50%, 11/05/23(d)	200	205,426
Shougang Group Co. Ltd., 4.00%, 05/23/24(d)	600	598,524
Steel Dynamics Inc.
2.40%, 06/15/25 (Call 05/15/25)	445	425,674
2.80%, 12/15/24 (Call 11/15/24)	455	445,563
Tacora Resources Inc., 8.25%, 05/15/26 (Call 05/15/23)(b)	115	110,142
Usiminas International Sarl, 5.88%, 07/18/26 (Call 07/18/23)(d)	400	400,924
Vale Overseas Ltd., 6.25%, 08/10/26	661	696,046

		7,421,579

Leisure Time — 0.1%
Brunswick Corp., 0.85%, 08/18/24 (Call 08/18/22)	330	309,141
Carnival Corp.
5.75%, 03/01/27 (Call 12/01/26)(b)	200	182,060
7.63%, 03/01/26 (Call 03/01/24)(b)	725	709,543
10.50%, 02/01/26 (Call 08/01/23)(b)	405	445,067
Constellation Merger Sub Inc., 8.50%, 09/15/25 (Call 05/31/22)(b)	250	233,000
CWT Travel Group Inc., 8.50%, 11/19/26(b)	100	98,882
King Power Capital Ltd., 5.63%, 11/03/24(d)	200	209,068
Life Time Inc.
5.75%, 01/15/26 (Call 01/15/23)(b)	472	458,614
8.00%, 04/15/26 (Call 02/01/23)(b)	262	255,937
Lindblad Expeditions LLC, 6.75%, 02/15/27 (Call 02/15/24)(b)	205	201,464
NCL Corp. Ltd.
3.63%, 12/15/24 (Call 05/10/22)(b)	305	284,165
5.88%, 03/15/26 (Call 12/15/25)(b)	707	649,903

38	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Leisure Time (continued)
5.88%, 02/15/27 (Call 02/15/24)(b)	$520	$496,605
Royal Caribbean Cruises Ltd.
4.25%, 07/01/26 (Call 01/01/26)(b)	335	303,255
5.50%, 08/31/26 (Call 02/28/26)(b)	510	475,320
9.13%, 06/15/23 (Call 03/15/23)(b)	541	558,907
10.88%, 06/01/23 (Call 03/01/23)(b)	515	539,019
11.50%, 06/01/25 (Call 06/01/22)(b)	716	778,593
Sunny Express Enterprises Corp.
2.63%, 04/23/25(d)	400	386,312
2.95%, 03/01/27(d)	200	191,242
Viking Cruises Ltd.
6.25%, 05/15/25 (Call 05/30/22)(b)	133	121,944
13.00%, 05/15/25 (Call 05/16/22)(b)	345	377,927

		8,265,968

Lodging — 0.3%
Arrow Bidco LLC, 9.50%, 03/15/24 (Call 05/31/22)(b)	225	228,400
Boyd Gaming Corp., 8.63%, 06/01/25 (Call 06/01/22)(b)	250	260,935
Fortune Star BVI Ltd.
5.00%, 05/18/26 (Call 05/18/24)(d)	600	515,820
5.95%, 10/19/25 (Call 10/19/23)(d)	600	546,768
6.85%, 07/02/24 (Call 07/02/23)(d)	600	568,500
Genting New York LLC, 3.30%, 02/15/26 (Call 01/15/26)(b)	295	270,356
Gohl Capital Ltd., 4.25%, 01/24/27(d)	800	740,816
Hilton Domestic Operating Co. Inc., 5.38%, 05/01/25 (Call 05/10/22)(b)	260	264,007
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/27 (Call 05/16/22)	300	298,839
Hyatt Hotels Corp.
1.30%, 10/01/23 (Call 10/01/22)	165	160,453
1.80%, 10/01/24 (Call 10/01/22)	150	142,817
3.38%, 07/15/23 (Call 04/15/23)	485	482,012
4.85%, 03/15/26 (Call 12/15/25)	290	292,627
5.63%, 04/23/25 (Call 03/23/25)	358	369,170
Las Vegas Sands Corp.
2.90%, 06/25/25 (Call 05/25/25)	282	261,177
3.20%, 08/08/24 (Call 07/08/24)	1,515	1,454,930
Marriott International Inc./MD
3.60%, 04/15/24 (Call 03/15/24)	707	708,365
3.75%, 03/15/25 (Call 12/15/24)	116	116,244
3.75%, 10/01/25 (Call 07/01/25)	50	49,628
Series EE, 5.75%, 05/01/25 (Call 04/01/25)	596	624,906
Series R, 3.13%, 06/15/26 (Call 03/15/26)	50	48,269
Series Z, 4.15%, 12/01/23 (Call 11/01/23)	211	213,416
Marriott Ownership Resorts Inc., 6.13%, 09/15/25 (Call 05/31/22)(b)	128	131,092
Melco Resorts Finance Ltd.
4.88%, 06/06/25 (Call 05/30/22)(d)	400	357,368
5.25%, 04/26/26 (Call 05/30/22)(d)	250	218,423
MGM China Holdings Ltd.
4.75%, 02/01/27 (Call 02/01/24)(b)	400	336,388
5.25%, 06/18/25 (Call 06/18/22)(b)	225	202,813
5.38%, 05/15/24 (Call 05/10/22)(b)	460	429,801
5.88%, 05/15/26 (Call 05/15/22)(b)	335	298,049
MGM Resorts International
4.63%, 09/01/26 (Call 06/01/26)	160	150,710
5.50%, 04/15/27 (Call 01/15/27)	350	339,808
5.75%, 06/15/25 (Call 03/15/25)	405	402,096
6.00%, 03/15/23	255	258,216
6.75%, 05/01/25 (Call 05/31/22)	390	399,586

Security	Par (000)	Value

Lodging (continued)
Minor International PCL
2.70%, (Call 04/19/26)(a)(d)(e)	$200	$187,018
3.10%, (Call 06/29/23)(a)(d)(e)	200	198,292
Sands China Ltd.
3.80%, 01/08/26 (Call 12/08/25)	315	290,830
5.13%, 08/08/25 (Call 06/08/25)	1,006	974,291
Studio City Co. Ltd., 7.00%, 02/15/27(b)	25	23,482
Studio City Finance Ltd., 6.00%, 07/15/25 (Call 07/15/22)(b)	410	347,549
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., 5.88%, 05/15/25 (Call 05/31/22)(b)	160	156,811
Travel + Leisure Co.
5.65%, 04/01/24 (Call 02/01/24)	220	222,257
6.00%, 04/01/27 (Call 01/01/27)	200	199,966
6.60%, 10/01/25 (Call 07/01/25)	208	216,301
6.63%, 07/31/26 (Call 04/30/26)(b)	330	337,507
Universal Entertainment Corp., 8.50%, 12/11/24 (Call 12/11/23)(b)	250	254,132
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
4.25%, 05/30/23 (Call 02/28/23)(b)	260	254,969
5.50%, 03/01/25 (Call 12/01/24)(b)	947	916,222
Wynn Macau Ltd.
4.88%, 10/01/24 (Call 05/10/22)(b)	330	294,957
5.50%, 01/15/26 (Call 06/15/22)(b)	520	450,934

		17,468,323

Machinery — 0.4%
Caterpillar Financial Services Corp.
0.45%, 09/14/23	27	26,152
0.45%, 05/17/24	1,114	1,057,264
0.65%, 07/07/23	447	436,652
0.80%, 11/13/25	540	493,830
0.95%, 01/10/24	505	488,840
1.15%, 09/14/26	525	475,787
1.45%, 05/15/25	232	219,574
1.70%, 01/08/27	825	761,838
2.15%, 11/08/24	600	586,638
2.85%, 05/17/24	358	356,990
3.25%, 12/01/24	100	100,351
3.30%, 06/09/24	565	567,435
3.45%, 05/15/23	213	214,483
3.65%, 12/07/23	686	693,779
3.75%, 11/24/23	205	207,669
Caterpillar Inc., 3.40%, 05/15/24 (Call 02/15/24)	852	858,535
CNH Industrial Capital LLC
1.45%, 07/15/26 (Call 06/15/26)	395	355,721
1.95%, 07/02/23	512	504,684
4.20%, 01/15/24	53	53,677
CNH Industrial NV, 4.50%, 08/15/23	367	372,189
Deere & Co., 2.75%, 04/15/25 (Call 03/15/25)	179	175,941
Doosan Heavy Industries & Construction Co. Ltd., 1.00%, 07/21/23(d)	200	195,080
Dover Corp., 3.15%, 11/15/25 (Call 08/15/25)	55	54,227
Husky III Holding Ltd. , 13.00%, 02/15/25 (Call 05/10/22), (13.75% PIK)(b)(f)	245	252,193
John Deere Capital Corp, 2.35%, 03/08/27	500	472,715
John Deere Capital Corp.
0.40%, 10/10/23	110	106,466
0.45%, 01/17/24	230	220,770
0.45%, 06/07/24	245	231,853

S C H E D U L E O F I N V E S T M E N T S	39

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Machinery (continued)
0.63%, 09/10/24	$220	$208,285
0.70%, 07/05/23	279	272,321
0.70%, 01/15/26	1,059	962,769
0.90%, 01/10/24	275	266,142
1.05%, 06/17/26	765	695,790
1.25%, 01/10/25(c)	505	479,957
1.30%, 10/13/26	295	269,199
2.05%, 01/09/25	478	464,458
2.13%, 03/07/25(c)	225	218,538
2.60%, 03/07/24	517	514,069
2.65%, 06/24/24	252	250,017
3.35%, 06/12/24	190	191,106
3.45%, 06/07/23	334	336,442
3.45%, 01/10/24	150	151,263
3.45%, 03/13/25	142	143,056
3.65%, 10/12/23	757	766,796
JPW Industries Holding Corp., 9.00%, 10/01/24 (Call 05/31/22)(b)(c)	120	121,081
Komatsu Finance America Inc., 0.85%, 09/09/23 (Call 08/09/23)(d)	600	580,854
Manitowoc Co. Inc. (The), 9.00%, 04/01/26 (Call 05/16/22)(b)	150	155,250
Maxim Crane Works Holdings Capital LLC, 10.13%, 08/01/24 (Call 05/31/22)(b)	149	147,377
Otis Worldwide Corp., 2.06%, 04/05/25 (Call 03/05/25)	999	952,876
Rockwell Automation Inc., 2.88%, 03/01/25 (Call 12/01/24)	97	95,907
Shanghai Electric Group Global Investment Ltd., 2.30%, 02/21/25 (Call 11/21/24)(d)	400	378,572
Stevens Holding Co. Inc., 6.13%, 10/01/26 (Call 10/01/23)(b)	205	207,897
Titan Acquisition Ltd./Titan Co-Borrower LLC, 7.75%, 04/15/26 (Call 05/30/22)(b)	320	312,227
Weir Group PLC (The), 2.20%, 05/13/26 (Call 04/13/26)(b)	535	485,192
Welbilt Inc., 9.50%, 02/15/24 (Call 05/31/22)	225	226,006
Westinghouse Air Brake Technologies Corp.
3.20%, 06/15/25 (Call 05/15/25)	756	733,199
3.45%, 11/15/26 (Call 08/15/26)	200	192,414
4.40%, 03/15/24 (Call 02/15/24)	828	836,280

		22,156,673

Manufacturing — 0.2%
3M Co.
2.00%, 02/14/25 (Call 01/14/25)	131	126,665
2.65%, 04/15/25 (Call 03/15/25)	428	420,621
3.00%, 08/07/25	112	110,761
3.25%, 02/14/24 (Call 01/14/24)	823	827,378
Carlisle Companies Inc.
0.55%, 09/01/23 (Call 09/01/22)	120	115,958
3.50%, 12/01/24 (Call 10/01/24)	239	238,073
EnPro Industries Inc., 5.75%, 10/15/26 (Call 05/31/22)	175	176,083
FXI Holdings Inc.
7.88%, 11/01/24 (Call 05/31/22)(b)	277	273,657
12.25%, 11/15/26 (Call 11/15/22)(b)	400	427,628
Gates Global LLC/Gates Corp., 6.25%, 01/15/26 (Call 05/31/22)(b)	290	284,403
GE Capital International Funding Co. Unlimited Co., 3.37%, 11/15/25	135	133,693
Hillenbrand Inc.
5.00%, 09/15/26 (Call 07/15/26)	205	200,441
5.75%, 06/15/25 (Call 06/15/22)	220	223,258

Security	Par (000)	Value

Manufacturing (continued)
Illinois Tool Works Inc., 3.50%, 03/01/24 (Call 12/01/23)	$111	$112,070
Parker-Hannifin Corp.
2.70%, 06/14/24 (Call 05/14/24)	812	798,480
3.30%, 11/21/24 (Call 08/21/24)	144	143,093
Siemens Financieringsmaatschappij NV
0.65%, 03/11/24(b)	462	441,335
1.20%, 03/11/26(b)	1,345	1,226,640
2.00%, 09/15/23(b)	250	247,150
2.35%, 10/15/26(b)	500	472,850
3.13%, 03/16/24(b)	250	249,540
3.25%, 05/27/25(b)	1,195	1,189,467
3.40%, 03/16/27(b)	500	492,570
6.13%, 08/17/26(b)	1,000	1,089,830
Textron Inc.
3.88%, 03/01/25 (Call 12/01/24)	141	141,481
4.30%, 03/01/24 (Call 12/01/23)	268	271,262
Trane Technologies Global Holding Co. Ltd., 4.25%, 06/15/23	450	455,315
Trane Technologies Luxembourg Finance SA, 3.55%, 11/01/24 (Call 08/01/24)	528	527,757
Trinity Industries Inc., 4.55%, 10/01/24 (Call 07/01/24)	245	245,355

		11,662,814

Media — 0.6%
AMC Networks Inc.
4.75%, 08/01/25 (Call 05/31/22)	465	448,962
5.00%, 04/01/24 (Call 05/31/22)	209	207,138
Beasley Mezzanine Holdings LLC, 8.63%, 02/01/26 (Call 02/01/23)(b)(c)	155	144,392
CCO Holdings LLC/CCO Holdings Capital Corp.
4.00%, 03/01/23 (Call 05/16/22)(b)	100	99,890
5.50%, 05/01/26 (Call 05/31/22)(b)	138	138,345
Cengage Learning Inc., 9.50%, 06/15/24 (Call 05/31/22)(b)	325	318,662
Charter Communications Operating LLC/Charter Communications Operating Capital
4.50%, 02/01/24 (Call 01/01/24)	1,858	1,881,652
4.91%, 07/23/25 (Call 04/23/25)	2,143	2,182,796
Comcast Corp.
2.35%, 01/15/27 (Call 10/15/26)	400	375,508
3.15%, 03/01/26 (Call 12/01/25)	1,068	1,049,460
3.30%, 02/01/27 (Call 11/01/26)	2,600	2,550,210
3.30%, 04/01/27 (Call 02/01/27)	200	196,044
3.38%, 02/15/25 (Call 11/15/24)	645	645,510
3.38%, 08/15/25 (Call 05/15/25)	744	741,336
3.70%, 04/15/24 (Call 03/15/24)	1,620	1,636,637
3.95%, 10/15/25 (Call 08/15/25)	1,425	1,443,083
Cox Communications Inc.
2.95%, 06/30/23 (Call 03/30/23)(b)	418	417,586
3.15%, 08/15/24 (Call 06/15/24)(b)	693	685,599
3.35%, 09/15/26 (Call 06/15/26)(b)	285	276,664
3.85%, 02/01/25 (Call 11/01/24)(b)	114	113,868
CSC Holdings LLC
5.25%, 06/01/24	403	393,243
5.50%, 04/15/27 (Call 05/31/22)(b)	650	627,906
Cumulus Media New Holdings Inc., 6.75%, 07/01/26 (Call 07/01/22)(b)(c)	235	234,727
Diamond Sports Group LLC/Diamond Sports Finance Co., 5.38%, 08/15/26 (Call 08/15/22)(b)	750	273,817
Discovery Communications LLC
3.45%, 03/15/25 (Call 12/15/24)	344	336,563
3.80%, 03/13/24 (Call 01/13/24)	110	110,090

40	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
3.90%, 11/15/24 (Call 08/15/24)	$382	$382,367
3.95%, 06/15/25 (Call 03/15/25)	312	309,445
4.90%, 03/11/26 (Call 12/11/25)	110	112,092
DISH DBS Corp.
5.00%, 03/15/23	180	179,379
5.25%, 12/01/26 (Call 06/01/26)(b)	1,405	1,292,291
5.88%, 11/15/24	1,000	974,230
7.75%, 07/01/26	1,025	978,629
FactSet Research Systems Inc., 2.90%, 03/01/27 (Call 02/01/27)	365	345,199
Fox Corp.
3.05%, 04/07/25 (Call 03/07/25)	261	256,464
4.03%, 01/25/24 (Call 12/25/23)	629	634,837
Gannett Holdings LLC, 6.00%, 11/01/26 (Call 11/01/23)(b)	211	192,137
Gray Television Inc., 5.88%, 07/15/26 (Call 05/31/22)(b)	350	353,069
Grupo Televisa SAB, 6.63%, 03/18/25	468	498,790
iHeartCommunications Inc., 6.38%, 05/01/26 (Call 05/16/22)	420	420,937
Paramount Global
4.00%, 01/15/26 (Call 10/15/25)	255	254,867
4.75%, 05/15/25 (Call 04/15/25)	418	428,300
6.25%, 02/28/57 (Call 02/28/27)(a)	175	169,106
Radiate Holdco LLC/Radiate Finance Inc., 4.50%, 09/15/26 (Call 09/15/23)(b)	505	465,979
Sinclair Television Group Inc., 5.13%, 02/15/27 (Call 05/16/22)(b)	225	197,154
Sirius XM Radio Inc., 3.13%, 09/01/26 (Call 09/01/23)(b)	530	488,262
Sky Ltd., 3.75%, 09/16/24(b)	305	306,568
Spanish Broadcasting System Inc., 9.75%, 03/01/26 (Call 09/01/23)(b)(c)	160	157,306
TEGNA Inc., 4.75%, 03/15/26 (Call 03/15/23)(b)	300	297,933
Thomson Reuters Corp., 4.30%, 11/23/23 (Call 08/23/23)	392	397,711
Townsquare Media Inc., 6.88%, 02/01/26 (Call 02/01/23)(b)	290	289,501
TWDC Enterprises 18 Corp.
1.85%, 07/30/26	245	228,031
3.00%, 02/13/26	100	98,000
3.15%, 09/17/25	97	96,028
Univision Communications Inc.
5.13%, 02/15/25 (Call 05/10/22)(b)	755	745,389
9.50%, 05/01/25 (Call 05/10/22)(b)	195	204,608
Videotron Ltd.
5.13%, 04/15/27 (Call 05/30/22)(b)	300	294,042
5.38%, 06/15/24 (Call 03/15/24)(b)	325	329,134
Walt Disney Co. (The)
1.75%, 08/30/24 (Call 07/30/24)	1,466	1,418,663
1.75%, 01/13/26	680	637,935
3.35%, 03/24/25	1,471	1,467,720
3.70%, 09/15/24 (Call 06/15/24)	144	145,511
3.70%, 03/23/27	300	300,177
Ziggo Bond Co. BV, 6.00%, 01/15/27 (Call 05/30/22)(b)	50	49,112

		33,926,591

Metal Fabricate & Hardware — 0.0%
Crane Co., 4.45%, 12/15/23 (Call 09/15/23)	10	10,143
Huayi Finance I Ltd., 3.00%, 10/30/24(d)	400	384,292
Precision Castparts Corp., 3.25%, 06/15/25 (Call 03/15/25)	250	250,662
Timken Co. (The), 3.88%, 09/01/24 (Call 06/01/24)	25	25,047

		670,144

Security	Par (000)	Value

Mining — 0.3%
Anglo American Capital PLC
3.63%, 09/11/24(b)	$65	$64,600
4.88%, 05/14/25(b)	535	546,438
Arconic Corp., 6.00%, 05/15/25 (Call 05/31/22)(b)	433	435,156
BHP Billiton Finance USA Ltd., 3.85%, 09/30/23	403	407,989
Chalco Hong Kong Investment Co. Ltd.
1.55%, 07/28/24 (Call 06/28/24)(d)	300	285,192
2.10%, 07/28/26 (Call 06/28/26)(d)	300	275,457
China Hongqiao Group Ltd., 6.25%, 06/08/24(d)	400	390,180
Chinalco Capital Holding Co., 2.95%, 02/24/27 (Call 01/24/27)(d)	200	188,808
Chinalco Capital Holdings Ltd.
2.13%, 06/03/26 (Call 05/03/26)(d)	600	553,932
4.10%, (Call 09/11/24)(a)(d)(e)	400	398,508
Cia de Minas Buenaventura SAA, 5.50%, 07/23/26 (Call 07/23/23)(b)	400	366,108
Compass Minerals International Inc., 4.88%, 07/15/24 (Call 05/15/24)(b)	150	148,527
Constellium SE, 5.88%, 02/15/26 (Call 05/30/22)(b)	250	247,605
Endeavour Mining PLC, 5.00%, 10/14/26(d)	200	181,958
Ferroglobe PLC/Globe Specialty Metals Inc., 9.38%, 12/31/25(b)	200	202,022
First Quantum Minerals Ltd.
6.50%, 03/01/24 (Call 05/09/22)(d)	500	501,475
6.88%, 03/01/26 (Call 05/09/22)(d)	800	801,392
7.50%, 04/01/25 (Call 05/09/22)(d)	650	659,165
FMG Resources August 2006 Pty Ltd., 5.13%, 05/15/24 (Call 02/15/24)(b)	380	384,982
Freeport-McMoRan Inc., 4.55%, 11/14/24 (Call 08/14/24)	495	501,648
Fresnillo PLC, 5.50%, 11/13/23(d)	200	204,030
Glencore Funding LLC
1.63%, 09/01/25 (Call 08/01/25)(b)	820	754,900
1.63%, 04/27/26 (Call 03/27/26)(b)	85	76,764
4.00%, 04/16/25(b)	23	22,891
4.00%, 03/27/27 (Call 12/27/26)(b)	535	525,028
4.13%, 05/30/23(b)	609	614,390
4.13%, 03/12/24 (Call 02/12/24)(b)	941	945,997
4.63%, 04/29/24(b)	658	666,363
Gold Fields Orogen Holdings BVI Ltd., 5.13%, 05/15/24 (Call 04/15/24)(d)	200	201,744
Hudbay Minerals Inc., 4.50%, 04/01/26 (Call 04/01/23)(d)	400	369,040
Indonesia Asahan Aluminium Persero PT
4.75%, 05/15/25 (Call 04/15/25)(d)	400	400,248
5.71%, 11/15/23(d)	400	412,224
JW Aluminum Continuous Cast Co., 10.25%, 06/01/26 (Call 05/16/22)(b)	170	175,435
Kinross Gold Corp., 5.95%, 03/15/24 (Call 12/15/23)	173	179,161
Minera y Metalurgica del Boleo SAPI de CV, 3.25%, 04/17/24(d)	200	199,080
Minmetals Bounteous Finance BVI Ltd.
3.38%, (Call 09/03/24)(a)(d)(e)	500	492,355
4.75%, 07/30/25(d)	600	612,348
Novelis Corp., 3.25%, 11/15/26 (Call 11/15/23)(b)	395	360,730
Perenti Finance Pty Ltd., 6.50%, 10/07/25 (Call 10/07/22)(b)(c)	200	199,548
SDG Finance Ltd., 2.80%, 08/25/26 (Call 05/25/26)(d)	400	374,128
Southern Copper Corp., 3.88%, 04/23/25	225	223,562
Taseko Mines Ltd., 7.00%, 02/15/26 (Call 02/15/23)(b)	205	203,335

S C H E D U L E O F I N V E S T M E N T S	41

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mining (continued)
Vedanta Resources Finance II PLC
8.95%, 03/11/25 (Call 09/11/24)(d)	$1,000	$955,730
13.88%, 01/21/24 (Call 12/21/22)(d)	400	417,760
Vedanta Resources Ltd.
6.13%, 08/09/24 (Call 05/30/22)(d)	600	505,248
7.13%, 05/31/23(d)	400	379,168

		18,012,349

Multi-National — 0.1%
Asian Development Bank
0.63%, 10/08/24	100	94,759
1.50%, 01/20/27	2,180	2,034,681
Black Sea Trade & Development Bank, 3.50%, 06/25/24(d)	200	182,162
Council of Europe Development Bank, 0.88%, 09/22/26	465	424,252
FMS Wertmanagement, 0.38%, 05/06/24(d)	400	381,104
Inter-American Development Bank, 0.50%, 09/23/24	45	42,553
New Development Bank Brics, 1.13%, 04/27/26(d)	200	178,560

		3,338,071

Office & Business Equipment — 0.1%
CDW LLC/CDW Finance Corp.
2.67%, 12/01/26 (Call 11/01/26)	950	873,582
4.13%, 05/01/25 (Call 05/31/22)	500	492,440
5.50%, 12/01/24 (Call 06/01/24)	572	585,534
Pitney Bowes Inc.
4.63%, 03/15/24 (Call 12/15/23)(c)	150	147,917
6.88%, 03/15/27 (Call 03/15/24)(b)	205	189,440
Xerox Corp., 3.80%, 05/15/24	150	148,210
Xerox Holdings Corp., 5.00%, 08/15/25 (Call 07/15/25)(b)	395	379,204

		2,816,327

Oil & Gas — 1.8%
Aethon United BR LP/Aethon United Finance Corp., 8.25%, 02/15/26 (Call 02/15/23)(b)	345	356,302
Antero Resources Corp., 8.38%, 07/15/26 (Call 01/15/24)(b)	180	194,078
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 7.00%, 11/01/26 (Call 05/31/22)(b)	305	307,251
Athabasca Oil Corp., 9.75%, 11/01/26 (Call 11/01/24)(b)	180	190,899
Baytex Energy Corp.
5.63%, 06/01/24 (Call 05/31/22)(b)(c)	106	105,607
8.75%, 04/01/27 (Call 04/01/23)(b)	250	264,460
Berry Petroleum Co. LLC, 7.00%, 02/15/26 (Call 05/31/22)(b)	205	200,736
Bharat Petroleum Corp. Ltd., 4.00%, 05/08/25(d)	200	198,222
BP Capital Markets America Inc.
2.75%, 05/10/23	946	947,088
3.02%, 01/16/27 (Call 10/16/26)	200	192,678
3.12%, 05/04/26 (Call 02/04/26)	155	151,322
3.19%, 04/06/25 (Call 03/06/25)	1,211	1,199,653
3.41%, 02/11/26 (Call 12/11/25)	350	345,954
3.54%, 04/06/27 (Call 02/06/27)	200	196,764
3.59%, 04/14/27 (Call 01/14/27)	200	197,128
3.79%, 02/06/24 (Call 01/06/24)	854	861,361
3.80%, 09/21/25 (Call 07/21/25)	240	241,946
BP Capital Markets PLC
3.51%, 03/17/25	297	297,021
3.54%, 11/04/24	315	315,891
3.64%, 05/14/23(d)	200	200,970
3.81%, 02/10/24	635	641,356
3.99%, 09/26/23	587	594,619
BPRL International Singapore Pte Ltd., 4.38%, 01/18/27(d)	400	392,288

Security	Par (000)	Value

Oil & Gas (continued)
California Resources Corp., 7.13%, 02/01/26 (Call 02/01/23)(b)	$305	$311,304
Callon Petroleum Co.
6.13%, 10/01/24 (Call 05/31/22)	245	241,950
6.38%, 07/01/26 (Call 05/31/22)	210	204,063
8.25%, 07/15/25 (Call 05/31/22)	145	145,479
Calumet Specialty Products Partners LP/Calumet
Finance Corp.
8.13%, 01/15/27 (Call 01/15/24)(b)	170	153,706
9.25%, 07/15/24 (Call 05/16/22)(b)	341	360,880
11.00%, 04/15/25 (Call 05/31/22)(b)	275	277,043
Canadian Natural Resources Ltd.
2.05%, 07/15/25 (Call 06/15/25)	596	561,831
3.80%, 04/15/24 (Call 01/15/24)	254	254,846
3.90%, 02/01/25 (Call 11/01/24)	142	142,125
Cenovus Energy Inc., 5.38%, 07/15/25 (Call 04/15/25)	684	710,211
Centennial Resource Production LLC
5.38%, 01/15/26 (Call 05/31/22)(b)(c)	150	146,204
6.88%, 04/01/27 (Call 05/31/22)(b)	200	199,340
Chesapeake Energy Corp., 5.50%, 02/01/26 (Call 02/05/23)(b)	280	277,780
Chevron Corp.
1.14%, 05/11/23	901	889,116
1.55%, 05/11/25 (Call 04/11/25)	1,662	1,577,039
2.57%, 05/16/23 (Call 05/11/22)	263	264,084
2.90%, 03/03/24 (Call 01/03/24)	689	688,559
2.95%, 05/16/26 (Call 02/16/26)	85	83,176
3.19%, 06/24/23 (Call 05/11/22)	953	961,996
3.33%, 11/17/25 (Call 08/17/25)	225	224,084
Chevron USA Inc.
0.43%, 08/11/23	905	881,343
0.69%, 08/12/25 (Call 07/12/25)	1,197	1,100,749
3.90%, 11/15/24 (Call 08/15/24)	333	337,772
Civitas Resources Inc., 5.00%, 10/15/26 (Call 10/15/23)(b)	227	216,347
CNOOC Curtis Funding No. 1 Pty Ltd., 4.50%, 10/03/23(d)	1,200	1,220,604
CNOOC Finance 2013 Ltd., 3.00%, 05/09/23	2,085	2,082,164
CNOOC Finance 2014 ULC, 4.25%, 04/30/24	400	406,312
CNOOC Finance 2015 USA LLC, 3.50%, 05/05/25	800	796,568
CNX Resources Corp., 7.25%, 03/14/27 (Call 05/31/22)(b)	355	362,707
Colgate Energy Partners III LLC, 7.75%, 02/15/26 (Call 02/15/24)(b)	150	157,125
Comstock Resources Inc., 7.50%, 05/15/25 (Call 05/15/22)(b)	128	130,651
ConocoPhillips Co.
2.40%, 03/07/25 (Call 03/07/23)	455	443,070
3.35%, 11/15/24 (Call 08/15/24)	216	216,354
4.95%, 03/15/26 (Call 05/11/22)	455	479,588
Continental Resources Inc., 2.27%, 11/15/26(b)	325	296,325
Continental Resources Inc./OK, 3.80%, 06/01/24 (Call 03/01/24)	860	861,006
Cosan Luxembourg SA, 7.00%, 01/20/27 (Call 05/30/22)(d)	200	205,606
Coterra Energy Inc., 4.38%, 06/01/24 (Call 03/01/24)(b)	455	458,308
CrownRock LP/CrownRock Finance Inc., 5.63%, 10/15/25 (Call 05/31/22)(b)	625	624,969
CVR Energy Inc., 5.25%, 02/15/25 (Call 05/16/22)(b)	325	314,230
Devon Energy Corp.
5.25%, 09/15/24 (Call 06/15/24)	310	319,719
5.85%, 12/15/25 (Call 09/15/25)	290	307,435

42	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Diamondback Energy Inc., 3.25%, 12/01/26 (Call 10/01/26)	$275	$267,556
Earthstone Energy Holdings LLC, 8.00%, 04/15/27	280	279,160
Ecopetrol SA
4.13%, 01/16/25	515	498,314
5.38%, 06/26/26 (Call 03/26/26)	810	797,145
5.88%, 09/18/23(c)	900	913,239
Empresa Nacional del Petroleo
3.75%, 08/05/26 (Call 05/05/26)(d)	400	380,616
4.38%, 10/30/24(d)	284	285,082
Endeavor Energy Resources LP/EER Finance Inc., 6.63%, 07/15/25 (Call 07/15/22)(b)	335	344,280
Energean Israel Finance Ltd.
4.50%, 03/30/24 (Call 12/30/23)(b)	300	292,773
4.88%, 03/30/26 (Call 12/30/25)(b)	275	255,307
Energy Ventures Gom LLC/EnVen Finance Corp., 11.75%, 04/15/26 (Call 04/15/23)(b)	144	149,669
Eni SpA, Series X-R, 4.00%, 09/12/23(b)	620	624,340
Ensign Drilling Inc., 9.25%, 04/15/24 (Call 05/30/22)(b)	215	211,158
EOG Resources Inc., 3.15%, 04/01/25 (Call 01/01/25)	111	109,995
EQT Corp.
3.13%, 05/15/26 (Call 05/15/23)(b)	300	283,005
6.63%, 02/01/25 (Call 01/01/25)	550	572,814
Equinor ASA
1.75%, 01/22/26 (Call 12/22/25)	435	407,673
2.65%, 01/15/24	800	794,552
2.88%, 04/06/25 (Call 03/06/25)	1,392	1,371,858
3.25%, 11/10/24	230	229,409
3.70%, 03/01/24	874	881,796
Exxon Mobil Corp.
2.02%, 08/16/24 (Call 07/16/24)	1,039	1,017,867
2.71%, 03/06/25 (Call 12/06/24)	668	658,000
2.99%, 03/19/25 (Call 02/19/25)	1,068	1,058,612
3.04%, 03/01/26 (Call 12/01/25)	1,470	1,447,127
3.18%, 03/15/24 (Call 12/15/23)	514	516,770
3.29%, 03/19/27 (Call 01/19/27)	300	296,715
Geopark Ltd., 5.50%, 01/17/27 (Call 01/17/24)(d)	200	179,776
Great Western Petroleum LLC/Great Western Finance Corp., 12.00%, 09/01/25 (Call 05/20/22)(b)(c)	150	169,968
GS Caltex Corp., 3.00%, 06/04/24(d)	400	395,728
Gulfport Energy Corp., 8.00%, 05/17/26 (Call 05/17/24)	285	293,647
Harbour Energy PLC, 5.50%, 10/15/26 (Call 10/15/23)(b)	265	256,438
Harvest Operations Corp., 4.20%, 06/01/23 (Call 05/01/23)(d)	200	202,432
Hess Corp.
3.50%, 07/15/24 (Call 04/15/24)	525	521,960
4.30%, 04/01/27 (Call 01/01/27)	200	199,178
Independence Energy Finance LLC, 7.25%, 05/01/26 (Call 05/01/23)(b)	360	354,596
Indian Oil Corp. Ltd., 4.75%, 01/16/24(d)	400	405,576
Ithaca Energy North Sea PLC, 9.00%, 07/15/26 (Call 07/15/23)(b)	265	270,430
KazMunayGas National Co. JSC
4.75%, 04/24/25(d)	400	390,732
4.75%, 04/19/27(d)	200	191,646
Korea National Oil Corp.
2.63%, 04/14/26(d)	400	383,468
4.00%, 01/23/24(d)	310	313,977
Kosmos Energy Ltd., 7.13%, 04/04/26 (Call 05/31/22)(d)	400	391,800
Laredo Petroleum Inc., 9.50%, 01/15/25 (Call 05/31/22)	305	314,077

Security	Par (000)	Value

Oil & Gas (continued)
Leviathan Bond Ltd.
5.75%, 06/30/23 (Call 03/30/23)(b)	$200	$200,324
6.13%, 06/30/25 (Call 03/30/25)(b)	225	222,642
Lundin Energy Finance BV, 2.00%, 07/15/26(b)	300	271,572
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.00%, 08/01/26 (Call 05/10/22)(b)	215	215,178
Marathon Petroleum Corp.
3.63%, 09/15/24 (Call 06/15/24)	523	520,453
4.70%, 05/01/25 (Call 04/01/25)	934	947,879
Matador Resources Co., 5.88%, 09/15/26 (Call 05/16/22)	555	544,583
Medco Bell Pte Ltd., 6.38%, 01/30/27 (Call 01/30/24)(d)	200	188,248
Medco Oak Tree Pte Ltd., 7.38%, 05/14/26 (Call 05/14/23)(d)	600	596,766
Medco Platinum Road Pte Ltd., 6.75%, 01/30/25 (Call 05/30/22)(d)	200	198,762
MEG Energy Corp., 7.13%, 02/01/27 (Call 02/01/23)(b)	600	609,294
Moss Creek Resources Holdings Inc., 7.50%, 01/15/26 (Call 05/31/22)(b)	380	349,064
Murphy Oil Corp.
5.75%, 08/15/25 (Call 05/31/22)	300	300,897
6.88%, 08/15/24 (Call 05/31/22)	129	129,219
Nabors Industries Inc.
5.75%, 02/01/25 (Call 11/01/24)	330	315,658
9.00%, 02/01/25 (Call 05/31/22)(b)	98	101,353
Nabors Industries Ltd., 7.25%, 01/15/26 (Call 07/15/22)(b)	280	274,005
NAK Naftogaz Ukraine via Kondor Finance PLC, 7.63%, 11/08/26(d)	200	56,000
Neptune Energy Bondco PLC, 6.63%, 05/15/25 (Call 05/30/22)(b)	425	422,051
Oasis Petroleum Inc., 6.38%, 06/01/26 (Call 06/01/23)(b)	215	216,064
Occidental Petroleum Corp.
3.00%, 02/15/27 (Call 11/15/26)	125	116,486
3.20%, 08/15/26 (Call 06/15/26)	415	390,137
3.40%, 04/15/26 (Call 01/15/26)	375	357,038
5.50%, 12/01/25 (Call 09/01/25)	400	407,100
5.55%, 03/15/26 (Call 12/15/25)	535	548,247
5.88%, 09/01/25 (Call 06/01/25)	480	493,090
6.95%, 07/01/24	378	396,348
8.00%, 07/15/25 (Call 04/15/25)	275	297,688
Oil and Gas Holding Co. BSCC (The), 7.63%, 11/07/24(d)	415	434,899
Oil India International Pte Ltd., 4.00%, 04/21/27(d)	200	194,058
Oil India Ltd., 5.38%, 04/17/24(d)	400	410,560
ONGC Videsh Ltd., 3.75%, 05/07/23(d)	200	200,392
ONGC Videsh Vankorneft Pte Ltd., 3.75%, 07/27/26(d)	400	386,360
Ovintiv Exploration Inc.
5.38%, 01/01/26 (Call 10/01/25)	430	445,618
5.63%, 07/01/24	679	705,732
Par Petroleum LLC/Par Petroleum Finance Corp., 7.75%, 12/15/25 (Call 05/31/22)(b)	160	157,979
PBF Holding Co. LLC/PBF Finance Corp.
7.25%, 06/15/25 (Call 05/31/22)(c)	355	342,550
9.25%, 05/15/25 (Call 05/31/22)(b)	635	658,031
PDC Energy Inc.
5.75%, 05/15/26 (Call 05/31/22)	415	403,973
6.13%, 09/15/24 (Call 05/31/22)	88	88,236
Penn Virginia Holdings LLC., 9.25%, 08/15/26 (Call 08/15/23)(b)	200	206,890
Pertamina Persero PT
1.40%, 02/09/26 (Call 01/09/26)(d)	600	540,558
4.30%, 05/20/23(d)	615	619,557

S C H E D U L E O F I N V E S T M E N T S	43

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Petrobras Global Finance BV, 7.38%, 01/17/27	$400	$438,844
Petrofac Ltd., 9.75%, 11/15/26 (Call 11/15/23)(b)	300	280,557
Petroleos Mexicanos
4.25%, 01/15/25	499	482,234
4.50%, 01/23/26	500	470,045
4.63%, 09/21/23	500	500,065
4.88%, 01/18/24	800	799,280
6.49%, 01/23/27 (Call 11/23/26)	600	575,610
6.50%, 03/13/27	2,000	1,916,340
6.88%, 10/16/25	700	708,995
6.88%, 08/04/26	1,500	1,495,230
Petron Corp.
4.60%, (Call 07/19/23)(a)(d)(e)	400	385,088
5.95%, (Call 04/19/26)(a)(d)(e)	200	193,438
Petronas Capital Ltd., 3.50%, 03/18/25(d)	1,300	1,299,922
Petrorio Luxembourg Trading Sarl, 6.13%, 06/09/26 (Call 06/09/24)(d)	400	387,040
Phillips 66
0.90%, 02/15/24 (Call 05/31/22)	180	172,973
1.30%, 02/15/26 (Call 01/15/26)	200	182,412
3.85%, 04/09/25 (Call 03/09/25)	691	694,994
Pioneer Natural Resources Co.
0.55%, 05/15/23	805	785,374
1.13%, 01/15/26 (Call 12/15/25)	245	221,784
Precision Drilling Corp., 7.13%, 01/15/26 (Call 05/16/22)(b)	175	175,298
Puma International Financing SA
5.00%, 01/24/26 (Call 05/10/22)(b)	200	186,832
5.13%, 10/06/24 (Call 05/10/22)(b)	400	382,004
Qatar Energy, 1.38%, 09/12/26 (Call 08/12/26)(d)	400	362,664
Raizen Fuels Finance SA, 5.30%, 01/20/27(c)(d)	400	400,920
Range Resources Corp.
4.88%, 05/15/25 (Call 02/15/25)	445	442,125
5.00%, 03/15/23 (Call 12/15/22)	70	70,160
Reliance Industries Ltd., 4.13%, 01/28/25(d)	800	804,560
SA Global Sukuk Ltd.
0.95%, 06/17/24 (Call 05/17/24)(d)	200	189,504
1.60%, 06/17/26 (Call 05/17/26)(d)	600	551,058
Saudi Arabian Oil Co.
1.25%, 11/24/23 (Call 10/24/23)(d)	200	194,382
1.63%, 11/24/25 (Call 10/24/25)(d)	1,000	929,850
2.88%, 04/16/24(d)	1,400	1,383,746
SEPLAT Energy PLC, 7.75%, 04/01/26 (Call 04/01/23)(d)	600	569,742
Shelf Drilling Holdings Ltd., 8.25%, 02/15/25 (Call 06/13/22)(d)	425	356,456
Shell International Finance BV
0.38%, 09/15/23	320	310,323
2.00%, 11/07/24 (Call 10/07/24)	734	716,032
2.50%, 09/12/26	400	382,032
2.88%, 05/10/26	135	131,613
3.25%, 05/11/25	1,498	1,492,457
3.50%, 11/13/23 (Call 10/13/23)	939	947,817
Sinopec Group Overseas Development 2013 Ltd., 4.38%, 10/17/23(d)	400	406,952
Sinopec Group Overseas Development 2014 Ltd., 4.38%, 04/10/24(d)	800	815,144
Sinopec Group Overseas Development 2015 Ltd., 3.25%, 04/28/25(d)	676	671,052
Sinopec Group Overseas Development 2016 Ltd., 2.75%, 09/29/26(d)	400	383,612

Security	Par (000)	Value

Oil & Gas (continued)
Sinopec Group Overseas Development 2018 Ltd.
1.45%, 01/08/26 (Call 12/08/25)(d)	$800	$738,128
2.15%, 05/13/25 (Call 04/13/25)(d)	600	576,312
2.50%, 08/08/24 (Call 07/08/24)(d)	600	588,984
2.50%, 11/12/24 (Call 10/12/24)(d)	1,400	1,371,524
3.75%, 09/12/23(d)	800	806,928
4.13%, 09/12/25(d)	200	203,644
SK Innovation Co. Ltd., 4.13%, 07/13/23(d)	200	200,714
SM Energy Co.
5.63%, 06/01/25 (Call 05/31/22)	175	172,254
6.63%, 01/15/27 (Call 05/31/22)	205	203,901
6.75%, 09/15/26 (Call 05/31/22)	210	209,792
10.00%, 01/15/25 (Call 06/17/22)(b)	258	279,362
Southwestern Energy Co., 5.95%, 01/23/25 (Call 10/23/24)	295	299,443
Strathcona Resources Ltd., 6.88%, 08/01/26 (Call 08/01/23)(b)	270	261,382
Suncor Energy Inc.
2.80%, 05/15/23	618	615,886
3.10%, 05/15/25 (Call 04/15/25)	185	181,461
Sunoco LP/Sunoco Finance Corp., 6.00%, 04/15/27 (Call 05/31/22)	350	352,832
Talos Production Inc., 12.00%, 01/15/26 (Call 01/15/23)	365	392,893
Tap Rock Resources LLC, 7.00%, 10/01/26 (Call 10/01/23)(b)	285	287,876
Tengizchevroil Finance Co. International Ltd.
2.63%, 08/15/25 (Call 05/15/25)(d)	800	712,352
4.00%, 08/15/26(d)	200	181,070
TotalEnergies Capital Canada Ltd., 2.75%, 07/15/23	770	767,921
TotalEnergies Capital International SA
2.43%, 01/10/25 (Call 10/10/24)	608	592,660
3.70%, 01/15/24	639	644,936
3.75%, 04/10/24	761	768,572
Transocean Guardian Ltd., 5.88%, 01/15/24 (Call 05/30/22)(b)	230	220,201
Transocean Inc.
7.25%, 11/01/25 (Call 05/10/22)(b)	210	174,290
7.50%, 01/15/26 (Call 05/10/22)(b)	286	234,797
8.00%, 02/01/27 (Call 02/01/23)(b)	300	239,355
11.50%, 01/30/27 (Call 07/30/23)(b)	360	358,459
Transocean Pontus Ltd., 6.13%, 08/01/25 (Call 05/30/22)(b)	209	205,867
Transocean Poseidon Ltd., 6.88%, 02/01/27 (Call 05/30/22)(b)	258	247,827
Transocean Sentry Ltd., 5.38%, 05/15/23 (Call 05/30/22)(b)	175	170,243
Trinidad Petroleum Holdings Ltd., 9.75%, 06/15/26 (Call 06/28/22)(d)	400	410,700
Tullow Oil PLC
7.00%, 03/01/25 (Call 05/30/22)(d)	400	325,644
10.25%, 05/15/26 (Call 05/15/23)(d)	910	897,943
Turkiye Petrol Rafinerileri AS, 4.50%, 10/18/24 (Call 07/20/24)(d)	400	380,216
Valero Energy Corp., 2.85%, 04/15/25 (Call 03/15/25)	427	415,313
Vantage Drilling International, 9.25%, 11/15/23 (Call 05/31/22)(b)	180	170,807
Vermilion Energy Inc., 5.63%, 03/15/25 (Call 05/30/22)(b)(c)	160	159,533
W&T Offshore Inc., 9.75%, 11/01/23 (Call 05/31/22)(b)	315	313,116

44	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Woodside Finance Ltd.
3.65%, 03/05/25 (Call 12/05/24)(b)	$250	$247,753
3.70%, 09/15/26 (Call 06/15/26)(b)	300	293,703
YPF SA, 8.50%, 07/28/25(d)	750	613,538
YPF Sociedad Anonima, 4.00%, 02/12/26 (Call 11/12/25)(d)(g)	100	89,239

		107,975,093

Oil & Gas Services — 0.1%
Archrock Partners LP/Archrock Partners Finance Corp., 6.88%, 04/01/27 (Call 05/31/22)(b)	100	99,644
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc.
1.23%, 12/15/23	500	485,095
2.06%, 12/15/26 (Call 11/15/26)	530	491,294
CGG SA, 8.75%, 04/01/27 (Call 04/01/24)(b)	200	198,974
COSL Singapore Capital Ltd., 1.88%, 06/24/25 (Call 05/24/25)(d)	800	753,672
CSI Compressco LP/CSI Compressco Finance Inc., 7.50%, 04/01/25 (Call 05/31/22)(b)	200	192,506
Exterran Energy Solutions LP/EES Finance Corp., 8.13%, 05/01/25 (Call 05/31/22)	175	175,604
Halliburton Co.
3.50%, 08/01/23 (Call 05/01/23)	766	769,286
3.80%, 11/15/25 (Call 08/15/25)	72	72,361
HF SINCLAIR Corp.
2.63%, 10/01/23(b)	385	377,735
5.88%, 04/01/26(b)	488	503,889
KCA Deutag UK Finance PLC, 9.88%, 12/01/25 (Call 12/01/22)(b)	250	256,930
KLX Energy Services Holdings Inc., 11.50%, 11/01/25 (Call 05/31/22)(b)	125	81,046
Oceaneering International Inc., 4.65%, 11/15/24 (Call 08/15/24)	285	275,829
Schlumberger Finance Canada Ltd., 1.40%, 09/17/25 (Call 08/17/25)	290	271,730
Schlumberger Holdings Corp.
3.75%, 05/01/24 (Call 04/01/24)(b)	633	637,102
4.00%, 12/21/25 (Call 09/21/25)(b)	615	617,183
Schlumberger Investment SA, 3.65%, 12/01/23 (Call 09/01/23)	684	689,021
TechnipFMC PLC, 6.50%, 02/01/26 (Call 02/01/23)(b)	490	509,600
Transocean Phoenix 2 Ltd., 7.75%, 10/15/24 (Call 05/30/22)(b)	181	182,590
Transocean Proteus Ltd., 6.25%, 12/01/24 (Call 05/30/22)(b)	163	160,449
USA Compression Partners LP/USA Compression Finance Corp., 6.88%, 04/01/26 (Call 05/31/22)	400	392,668
Weatherford International Ltd., 11.00%, 12/01/24 (Call 05/31/22)(b)	273	284,114

		8,478,322

Packaging & Containers — 0.2%
Amcor Finance USA Inc., 3.63%, 04/28/26 (Call 01/28/26) .	110	108,625
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
4.13%, 08/15/26 (Call 08/15/22)(b)	625	579,750
5.25%, 04/30/25 (Call 05/30/22)(b)	400	397,564
Ball Corp.
4.00%, 11/15/23	520	520,926
4.88%, 03/15/26 (Call 12/15/25)	434	437,164
5.25%, 07/01/25	512	525,184

Security	Par (000)	Value

Packaging & Containers (continued)
Berry Global Inc.
0.95%, 02/15/24 (Call 01/15/24)	$990	$945,272
1.57%, 01/15/26 (Call 12/15/25)	580	527,823
1.65%, 01/15/27 (Call 12/15/26)	500	444,205
4.50%, 02/15/26 (Call 05/31/22)(b)	150	147,667
4.88%, 07/15/26 (Call 07/15/22)(b)	150	149,190
Brambles USA Inc., 4.13%, 10/23/25 (Call 07/25/25)(b)	195	195,671
Cascades Inc./Cascades USA Inc., 5.13%, 01/15/26 (Call 01/15/23)(b)	130	128,059
Crown Americas LLC / Crown Americas Capital Corp VI, 4.25%, 09/30/26 (Call 03/31/26)	175	169,484
Crown Cork & Seal Co. Inc., 7.38%, 12/15/26	25	26,631
Duke Energy Carolinas LLC, 4.75%, 02/01/26 (Call 05/31/22)	465	463,707
Graphic Packaging International LLC
1.51%, 04/15/26 (Call 03/15/26)(b)	685	614,548
4.13%, 08/15/24 (Call 05/15/24)	150	149,544
LABL Inc., 6.75%, 07/15/26 (Call 07/15/22)(b)	365	351,254
Matthews International Corp., 5.25%, 12/01/25 (Call 05/31/22)(b)	100	99,927
Mauser Packaging Solutions Holding Co.
5.50%, 04/15/24 (Call 05/31/22)(b)	750	732,345
7.25%, 04/15/25 (Call 05/31/22)(b)	675	639,684
8.50%, 04/15/24 (Call 05/31/22)(b)	75	75,834
Owens-Brockway Glass Container Inc.
5.38%, 01/15/25(b)	164	161,447
5.88%, 08/15/23(b)	290	294,199
6.38%, 08/15/25(b)	175	176,183
Packaging Corp. of America, 3.65%, 09/15/24 (Call 06/15/24)	142	142,226
Pactiv LLC
7.95%, 12/15/25	160	157,504
8.38%, 04/15/27	100	98,855
Sealed Air Corp.
1.57%, 10/15/26 (Call 09/15/26)(b)	105	92,372
5.13%, 12/01/24 (Call 09/01/24)(b)	220	224,099
5.50%, 09/15/25 (Call 06/15/25)(b)	205	210,785
Silgan Holdings Inc., 1.40%, 04/01/26 (Call 03/01/26)(b)	250	223,752
Sonoco Products Co.
1.80%, 02/01/25 (Call 02/01/23)	1,095	1,037,742
2.25%, 02/01/27 (Call 01/01/27)	660	612,229
Trident TPI Holdings Inc.
6.63%, 11/01/25 (Call 05/10/22)(b)	170	164,186
9.25%, 08/01/24 (Call 05/10/22)(b)	185	182,225
Trivium Packaging Finance BV, 5.50%, 08/15/26 (Call 08/15/22)(b)	550	531,580
WRKCo Inc.
3.00%, 09/15/24 (Call 07/15/24)	411	405,760
3.75%, 03/15/25 (Call 01/15/25)	530	530,975
4.65%, 03/15/26 (Call 01/15/26)	610	623,792

		14,299,969

Pharmaceuticals — 1.2%
AbbVie Inc.
2.60%, 11/21/24 (Call 10/21/24)	1,728	1,687,841
2.85%, 05/14/23 (Call 03/14/23)	900	901,521
2.95%, 11/21/26 (Call 09/21/26)	1,800	1,724,778
3.20%, 05/14/26 (Call 02/14/26)	1,055	1,027,401
3.60%, 05/14/25 (Call 02/14/25)	1,878	1,870,112
3.75%, 11/14/23 (Call 10/14/23)	937	947,382
3.80%, 03/15/25 (Call 12/15/24)	1,637	1,639,374

S C H E D U L E O F I N V E S T M E N T S	45

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
3.85%, 06/15/24 (Call 03/15/24)	$570	$574,628
AmerisourceBergen Corp.
3.25%, 03/01/25 (Call 12/01/24)	270	266,736
3.40%, 05/15/24 (Call 02/15/24)	479	478,377
AstraZeneca PLC
0.30%, 05/26/23	1,723	1,682,699
0.70%, 04/08/26 (Call 03/08/26)	740	661,715
3.38%, 11/16/25	960	956,774
3.50%, 08/17/23 (Call 07/17/23)	778	784,559
Bausch Health Americas Inc.
8.50%, 01/31/27 (Call 07/31/22)(b)(c)	880	833,149
9.25%, 04/01/26 (Call 05/31/22)(b)	755	748,885
Bausch Health Companies Inc.
5.50%, 11/01/25 (Call 05/30/22)(b)	895	865,733
6.13%, 04/15/25 (Call 05/16/22)(b)	1,282	1,285,384
6.13%, 02/01/27 (Call 02/01/24)(b)	510	490,350
9.00%, 12/15/25 (Call 05/30/22)(b)	790	793,239
Bayer U.S. Finance II LLC
3.38%, 07/15/24 (Call 04/15/24)(b)	982	974,301
3.88%, 12/15/23 (Call 11/15/23)(b)	820	825,100
4.25%, 12/15/25 (Call 10/15/25)(b)	1,090	1,093,564
Bayer U.S. Finance LLC, 3.38%, 10/08/24(b)	860	848,502
Becton Dickinson and Co.
3.36%, 06/06/24 (Call 04/06/24)	799	796,028
3.73%, 12/15/24 (Call 09/15/24)	387	387,778
Bristol-Myers Squibb Co.
0.54%, 11/13/23 (Call 05/31/22)	236	228,783
0.75%, 11/13/25 (Call 10/13/25)	65	59,291
2.90%, 07/26/24 (Call 06/26/24)	1,369	1,361,457
3.20%, 06/15/26 (Call 04/15/26)	1,321	1,307,433
3.25%, 11/01/23	193	194,285
3.63%, 05/15/24 (Call 02/15/24)	125	126,208
Cardinal Health Inc.
3.08%, 06/15/24 (Call 04/15/24)	674	668,049
3.50%, 11/15/24 (Call 08/15/24)	399	398,130
3.75%, 09/15/25 (Call 06/15/25)	506	506,476
Cigna Corp.
0.61%, 03/15/24 (Call 05/31/22)	515	490,996
1.25%, 03/15/26 (Call 02/15/26)	385	350,250
3.00%, 07/15/23 (Call 05/16/23)(c)	666	666,153
3.25%, 04/15/25 (Call 01/15/25)	850	841,959
3.50%, 06/15/24 (Call 03/17/24)	565	566,153
3.75%, 07/15/23 (Call 06/15/23)	889	896,699
4.13%, 11/15/25 (Call 09/15/25)	471	475,762
4.50%, 02/25/26 (Call 11/27/25)	945	964,996
CVS Health Corp.
2.63%, 08/15/24 (Call 07/15/24)	761	748,672
2.88%, 06/01/26 (Call 03/01/26)	700	674,933
3.00%, 08/15/26 (Call 06/15/26)	185	178,882
3.38%, 08/12/24 (Call 05/12/24)	589	587,922
3.88%, 07/20/25 (Call 04/20/25)	1,666	1,673,480
4.00%, 12/05/23 (Call 09/05/23)	187	189,519
4.10%, 03/25/25 (Call 01/25/25)	470	476,524
EMD Finance LLC, 3.25%, 03/19/25 (Call 12/19/24)(b)	1,156	1,147,133
Endo Dac/Endo Finance LLC/Endo Finco Inc., 5.88%, 10/15/24 (Call 05/30/22)(b)	200	185,702
GlaxoSmithKline Capital Inc.
3.38%, 05/15/23	1,015	1,022,917
3.63%, 05/15/25	167	168,379

Security	Par (000)	Value

Pharmaceuticals (continued)
GlaxoSmithKline Capital PLC
0.53%, 10/01/23 (Call 10/01/22)	$458	$443,697
3.00%, 06/01/24 (Call 05/01/24)	998	994,996
Herbalife Nutrition Ltd./HLF Financing Inc., 7.88%, 09/01/25 (Call 09/01/22)(b)	330	324,611
Hikma Finance USA LLC, 3.25%, 07/09/25(d)	200	192,092
Johnson & Johnson
0.55%, 09/01/25 (Call 08/01/25)	450	414,216
2.45%, 03/01/26 (Call 12/01/25)	175	170,310
2.63%, 01/15/25 (Call 11/15/24)	354	351,080
3.38%, 12/05/23	104	105,210
Lannett Co. Inc., 7.75%, 04/15/26 (Call 04/15/23)(b)	180	95,171
McKesson Corp.
0.90%, 12/03/25 (Call 11/03/25)	95	86,075
1.30%, 08/15/26 (Call 07/15/26)	600	538,800
3.80%, 03/15/24 (Call 12/15/23)	457	459,911
Mead Johnson Nutrition Co., 4.13%, 11/15/25 (Call 08/15/25)	710	720,941
Merck & Co. Inc.
0.75%, 02/24/26 (Call 01/24/26)	220	200,235
1.70%, 06/10/27 (Call 05/10/27)	850	777,997
2.75%, 02/10/25 (Call 11/10/24)	508	502,869
2.80%, 05/18/23	1,265	1,270,515
2.90%, 03/07/24 (Call 02/07/24)	721	720,214
Mylan Inc., 4.20%, 11/29/23 (Call 08/29/23)	470	473,878
Novartis Capital Corp.
1.75%, 02/14/25 (Call 01/14/25)	465	448,320
3.00%, 11/20/25 (Call 08/20/25)	1,090	1,081,084
3.40%, 05/06/24	1,328	1,338,212
Owens & Minor Inc., 4.38%, 12/15/24 (Call 09/15/24)(c)	150	150,672
P&L Development LLC/PLD Finance Corp., 7.75%, 11/15/25 (Call 11/15/22)(b)	220	195,294
Par Pharmaceutical Inc., 7.50%, 04/01/27 (Call 05/31/22)(b)	1,000	913,040
Perrigo Finance Unlimited Co.
3.90%, 12/15/24 (Call 09/15/24)	500	490,400
4.38%, 03/15/26 (Call 12/15/25)	365	353,287
Pfizer Inc.
0.80%, 05/28/25 (Call 04/28/25)	716	667,069
2.75%, 06/03/26	50	48,742
2.95%, 03/15/24 (Call 02/15/24)	754	753,706
3.00%, 06/15/23	906	909,959
3.00%, 12/15/26	300	294,750
3.20%, 09/15/23 (Call 08/15/23)	638	643,232
3.40%, 05/15/24	681	687,224
PRA Health Sciences Inc., 2.88%, 07/15/26 (Call 07/15/23)(b)	305	282,424
Sanofi, 3.38%, 06/19/23 (Call 05/19/23)	636	640,897
Shire Acquisitions Investments Ireland DAC
2.88%, 09/23/23 (Call 07/23/23)	662	660,299
3.20%, 09/23/26 (Call 06/23/26)	1,285	1,240,295
Takeda Pharmaceutical Co. Ltd., 4.40%, 11/26/23 (Call 10/26/23)	880	893,358
Teva Pharmaceutical Finance Netherlands III BV
2.80%, 07/21/23	661	644,475
3.15%, 10/01/26	1,775	1,533,582
6.00%, 04/15/24 (Call 01/15/24)	600	600,480
7.13%, 01/31/25 (Call 10/31/24)	750	762,045
Utah Acquisition Sub Inc., 3.95%, 06/15/26 (Call 03/15/26)	1,205	1,170,802

46	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
Viatris Inc., 1.65%, 06/22/25 (Call 05/22/25)	$529	$485,463
Wyeth LLC, 6.45%, 02/01/24	399	421,859
Zoetis Inc., 4.50%, 11/13/25 (Call 08/13/25)	60	61,720

		69,518,561

Pipelines — 0.9%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.75%, 03/01/27 (Call 05/16/22)(b)	350	343,147
7.88%, 05/15/26 (Call 05/15/23)(b)	305	318,948
Blue Racer Midstream LLC/Blue Racer Finance Corp.
6.63%, 07/15/26 (Call 05/31/22)(b)	150	150,189
7.63%, 12/15/25 (Call 12/15/22)(b)	325	334,750
Boardwalk Pipelines LP
4.95%, 12/15/24 (Call 09/15/24)	484	493,874
5.95%, 06/01/26 (Call 03/01/26)	50	52,585
Buckeye Partners LP
3.95%, 12/01/26 (Call 09/01/26)	330	311,335
4.13%, 03/01/25 (Call 02/01/25)(b)	280	269,391
4.15%, 07/01/23 (Call 04/01/23)	250	248,608
4.35%, 10/15/24 (Call 07/15/24)	150	147,003
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/25 (Call 10/02/24)	984	1,024,059
7.00%, 06/30/24 (Call 01/01/24)	545	571,792
CNPC Global Capital Ltd., 1.13%, 06/23/23 (Call 05/23/23)(d)	400	390,776
Colorado Interstate Gas Co. LLC/Colorado Interstate Issuing Corp., 4.15%, 08/15/26 (Call 05/15/26)(b)	200	201,524
Columbia Pipeline Group Inc., 4.50%, 06/01/25 (Call 03/01/25)	156	159,087
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 5.75%, 04/01/25 (Call 05/31/22)	250	246,878
DCP Midstream Operating LP
5.38%, 07/15/25 (Call 04/15/25)	465	469,599
5.85%, 05/21/43 (Call 05/21/23)(a)(b)	283	256,401
Delek Logistics Partners LP/Delek Logistics Finance Corp., 6.75%, 05/15/25 (Call 05/31/22)	140	138,046
Enbridge Inc.
0.55%, 10/04/23	250	240,900
1.60%, 10/04/26 (Call 09/04/26)	550	497,425
2.15%, 02/16/24	100	97,780
2.50%, 01/15/25 (Call 12/15/24)	977	945,922
2.50%, 02/14/25	80	77,247
3.50%, 06/10/24 (Call 03/10/24)	577	576,844
4.00%, 10/01/23 (Call 07/01/23)	618	624,001
Energy Transfer LP
2.90%, 05/15/25 (Call 04/15/25)	856	826,134
3.90%, 05/15/24 (Call 02/15/24)	505	503,273
3.90%, 07/15/26 (Call 04/15/26)	180	175,273
4.05%, 03/15/25 (Call 12/15/24)	625	621,381
4.25%, 04/01/24 (Call 01/01/24)	413	415,866
4.50%, 04/15/24 (Call 03/15/24)	498	503,413
4.75%, 01/15/26 (Call 10/15/25)	180	182,212
4.90%, 02/01/24 (Call 11/01/23)	397	402,745
5.88%, 01/15/24 (Call 10/15/23)	526	541,943
5.95%, 12/01/25 (Call 09/01/25)	460	483,805
Series 5Y, 4.20%, 09/15/23 (Call 08/15/23)	575	579,991
Energy Transfer LP/Regency Energy Finance Corp., 4.50%, 11/01/23 (Call 08/01/23)	252	253,958
EnLink Midstream Partners LP 4.15%, 06/01/25 (Call 03/01/25)	390	378,483

Security	Par (000)	Value

Pipelines (continued)
4.40%, 04/01/24 (Call 01/01/24)	$285	$281,244
4.85%, 07/15/26 (Call 04/15/26)	265	258,388
Enterprise Products Operating LLC
3.70%, 02/15/26 (Call 11/15/25)	15	14,886
3.75%, 02/15/25 (Call 11/15/24)	1,033	1,035,355
3.90%, 02/15/24 (Call 11/15/23)	247	249,156
EQM Midstream Partners LP
4.00%, 08/01/24 (Call 05/01/24)	295	285,525
4.13%, 12/01/26 (Call 09/01/26)	255	236,709
4.75%, 07/15/23 (Call 06/15/23)	316	314,840
6.00%, 07/01/25 (Call 04/01/25)(b)	355	352,653
Florida Gas Transmission Co. LLC, 4.35%, 07/15/25 (Call 04/15/25)(b)	50	50,864
Genesis Energy LP/Genesis Energy Finance Corp.
5.63%, 06/15/24 (Call 05/31/22)	139	136,380
6.25%, 05/15/26 (Call 05/31/22)	165	154,722
6.50%, 10/01/25 (Call 05/31/22)	244	233,520
8.00%, 01/15/27 (Call 01/15/24)	507	498,112
Gray Oak Pipeline LLC, 2.60%, 10/15/25 (Call 09/15/25)(b)	310	292,392
Gulfstream Natural Gas System LLC, 4.60%, 09/15/25 (Call 06/15/25)(b)	25	25,433
Hess Midstream Operations LP, 5.63%, 02/15/26 (Call 05/31/22)(b)	368	368,239
Holly Energy Partners LP/Holly Energy Finance Corp., 6.38%, 04/15/27	100	102,232
Howard Midstream Energy Partners LLC, 6.75%, 01/15/27 (Call 01/15/24)(b)	220	213,083
Kinder Morgan Energy Partners LP
3.50%, 09/01/23 (Call 06/01/23)	349	350,057
4.15%, 02/01/24 (Call 11/01/23)	152	153,439
4.25%, 09/01/24 (Call 06/01/24)	641	647,814
4.30%, 05/01/24 (Call 02/01/24)	440	444,963
Kinder Morgan Inc.
1.75%, 11/15/26 (Call 10/15/26)	100	90,476
4.30%, 06/01/25 (Call 03/01/25)	873	880,752
5.63%, 11/15/23 (Call 08/15/23)(b)	699	716,293
Magellan Midstream Partners LP, 5.00%, 03/01/26 (Call 12/01/25)	100	103,489
Martin Midstream Partners LP/Martin Midstream Finance Corp., 11.50%, 02/28/25 (Call 08/12/22)(b)(c)	175	177,951
Midwest Connector Capital Co. LLC, 3.90%, 04/01/24 (Call 03/01/24)(b)	584	580,414
MPLX LP
1.75%, 03/01/26 (Call 02/01/26)	1,132	1,033,108
4.00%, 02/15/25 (Call 11/15/24)	129	128,665
4.50%, 07/15/23 (Call 04/15/23)	667	674,404
4.88%, 12/01/24 (Call 09/01/24)	831	847,595
4.88%, 06/01/25 (Call 03/01/25)	771	786,844
New Fortress Energy Inc.
6.50%, 09/30/26 (Call 03/31/23)(b)	765	739,877
6.75%, 09/15/25 (Call 09/15/22)(b)	620	609,764
NGL Energy Operating LLC/NGL Energy Finance Corp.,
7.50%, 02/01/26 (Call 02/01/23)(b)	1,040	980,190
NGL Energy Partners LP/NGL Energy Finance Corp.
6.13%, 03/01/25 (Call 05/31/22)(c)	200	167,388
7.50%, 11/01/23 (Call 05/31/22)	240	224,196
7.50%, 04/15/26 (Call 05/31/22)	185	154,930
Northriver Midstream Finance LP, 5.63%, 02/15/26 (Call 10/15/22)(b)	290	283,382

S C H E D U L E O F I N V E S T M E N T S	47

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
NuStar Logistics LP
5.75%, 10/01/25 (Call 07/01/25)	$307	$304,575
6.00%, 06/01/26 (Call 03/01/26)	250	248,890
ONEOK Inc.
2.75%, 09/01/24 (Call 08/01/24)	267	260,175
5.85%, 01/15/26 (Call 12/15/25)	520	547,981
7.50%, 09/01/23 (Call 06/01/23)	272	283,938
ONEOK Partners LP, 5.00%, 09/15/23 (Call 06/15/23)	92	93,538
PBF Logistics LP/PBF Logistics Finance Corp., 6.88%, 05/15/23 (Call 05/31/22)	270	268,680
Phillips 66 Partners LP
2.45%, 12/15/24 (Call 11/15/24)	660	637,877
3.61%, 02/15/25 (Call 11/15/24)	322	319,537
Plains All American Pipeline LP/PAA Finance Corp.
3.60%, 11/01/24 (Call 08/01/24)	819	809,442
3.85%, 10/15/23 (Call 07/15/23)	532	533,309
4.65%, 10/15/25 (Call 07/15/25)	740	747,304
Rattler Midstream LP, 5.63%, 07/15/25 (Call 07/15/22)(b)	260	260,944
Rockies Express Pipeline LLC, 3.60%, 05/15/25 (Call 04/15/25)(b)	235	223,107
Sabine Pass Liquefaction LLC
5.00%, 03/15/27 (Call 09/15/26)	700	716,338
5.63%, 03/01/25 (Call 12/01/24)	1,477	1,531,826
5.75%, 05/15/24 (Call 02/15/24)	840	868,820
5.88%, 06/30/26 (Call 12/31/25)	300	315,288
Southeast Supply Header LLC, 4.25%, 06/15/24 (Call 03/15/24)(b)	250	246,323
Southern Gas Corridor CJSC, 6.88%, 03/24/26(d)	1,000	1,064,180
Spectra Energy Partners LP
3.50%, 03/15/25 (Call 12/15/24)	261	259,452
4.75%, 03/15/24 (Call 12/15/23)	589	601,239
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.
5.75%, 04/15/25 (Call 05/31/22)	135	108,482
8.50%, 10/15/26 (Call 10/15/23)(b)	350	327,380
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
6.00%, 03/01/27 (Call 03/01/23)(b)	225	218,221
7.50%, 10/01/25 (Call 10/01/22)(b)	315	321,243
TC PipeLines LP, 4.38%, 03/13/25 (Call 12/13/24)	287	290,091
TransCanada PipeLines Ltd.
1.00%, 10/12/24 (Call 09/12/24)	1,970	1,848,352
3.75%, 10/16/23 (Call 07/16/23)	548	551,902
Transcontinental Gas Pipe Line Co. LLC, 7.85%, 02/01/26 (Call 11/01/25)	559	627,109
TransMontaigne Partners LP/TLP Finance Corp., 6.13%, 02/15/26 (Call 05/16/22)	155	151,086
Transportadora de Gas del Sur SA, 6.75%, 05/02/25 (Call 05/30/22)(d)	300	281,928
Western Midstream Operating LP
3.60%, 02/01/25 (Call 01/01/25)	393	375,956
3.95%, 06/01/25 (Call 03/01/25)	200	194,272
4.65%, 07/01/26 (Call 04/01/26)	275	271,112
Williams Companies Inc. (The)
3.90%, 01/15/25 (Call 10/15/24)	631	630,527
4.00%, 09/15/25 (Call 06/15/25)	130	129,319
4.30%, 03/04/24 (Call 12/04/23)	555	561,061
4.50%, 11/15/23 (Call 08/15/23)	668	676,864
4.55%, 06/24/24 (Call 03/24/24)	611	619,560

		50,263,540

Security	Par (000)	Value

Real Estate — 0.5%
Agile Group Holdings Ltd.
5.75%, 01/02/25 (Call 01/02/23)(d)	$800	$287,536
7.88%, (Call 07/31/24)(a)(d)(e)	300	66,867
8.38%, (Call 12/04/23)(a)(d)(e)	200	44,586
Aldar Sukuk Ltd., 4.75%, 09/29/25(d)	200	206,234
Arabian Centres Sukuk II Ltd., 5.63%, 10/07/26(d)	400	376,740
Arabian Centres Sukuk Ltd., 5.38%, 11/26/24(d)	600	584,526
AT Securities BV, 5.25%, (Call 07/21/23)(a)(d)(e)	250	244,917
CBRE Services Inc., 4.88%, 03/01/26 (Call 12/01/25)	210	215,078
Central Plaza Development Ltd.
3.85%, 07/14/25(d)	200	177,956
4.65%, 01/19/26 (Call 10/19/25)(d)	400	354,072
5.75%, (Call 11/14/24)(a)(d)(e)	200	172,082
China Overseas Finance Cayman III Ltd., 5.38%, 10/29/23(d)	300	306,276
China Overseas Finance Cayman VI Ltd., 5.95%, 05/08/24(d)	200	206,816
China Overseas Finance Cayman VIII Ltd., 2.38%, 03/02/25(d)	200	189,480
China Overseas Grand Oceans Finance IV Cayman Ltd., 2.45%, 02/09/26 (Call 11/09/25)(d)	200	179,282
China Resources Land Ltd.
3.75%, 08/26/24(d)	600	595,758
3.75%, (Call 12/09/24)(a)(d)(e)	600	589,092
China SCE Group Holdings Ltd.
7.00%, 05/02/25 (Call 05/02/23)(d)	200	123,406
7.38%, 04/09/24 (Call 05/30/22)(d)	400	271,584
CIFI Holdings Group Co. Ltd.
5.95%, 10/20/25 (Call 07/20/23)(d)	600	470,352
6.00%, 07/16/25 (Call 01/16/23)(d)	400	314,428
6.45%, 11/07/24 (Call 11/07/22)(d)	200	164,644
Country Garden Holdings Co. Ltd.
3.13%, 10/22/25 (Call 09/22/25)(d)	200	138,960
4.20%, 02/06/26 (Call 02/06/24)(d)	800	580,728
5.13%, 01/17/25 (Call 05/30/22)(d)	600	432,660
5.40%, 05/27/25 (Call 05/27/23)(d)	600	436,890
6.15%, 09/17/25 (Call 09/17/23)(d)	400	290,392
6.50%, 04/08/24 (Call 05/30/22)(d)	400	323,756
7.25%, 04/08/26 (Call 04/08/23)(d)	600	440,310
8.00%, 01/27/24 (Call 05/30/22)(d)	700	573,853
Dar Al-Arkan Sukuk Co. Ltd., 6.75%, 02/15/25(d)	400	405,808
DIFC Sukuk Ltd., 4.33%, 11/12/24(d)	600	611,478
Ease Trade Global Ltd., 4.00%, 11/10/25(d)	200	196,912
Easy Tactic Ltd., 11.75%, 08/02/23(d)	200	43,858
Elect Global Investments Ltd., 4.10%, (Call 06/03/25)(a)(d)(e)	600	579,162
Emaar Sukuk Ltd., 3.64%, 09/15/26(d)	200	196,518
EMG Sukuk Ltd., 4.56%, 06/18/24(d)	600	604,746
Esic Sukuk Ltd., 3.94%, 07/30/24(d)	400	393,480
Five Point Operating Co. LP/Five Point Capital Corp., 7.88%, 11/15/25 (Call 05/31/22)(b)	325	323,131
Franshion Brilliant Ltd., 3.20%, 04/09/26(d)	400	349,792
Fuqing Investment management Co., 3.25%, 06/23/25(d)	600	540,708
GAIF Bond Issuer Pty Ltd., 3.40%, 09/30/26 (Call 06/30/26)(b)	387	378,211
GLP Pte Ltd., 3.88%, 06/04/25(d)	400	388,196
Greenland Global Investment Ltd., 6.75%, 09/26/23(d)	600	374,004
Greystar Real Estate Partners LLC, 5.75%, 12/01/25 (Call 05/31/22)(b)	190	191,068

48	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate (continued)
Hongkong Land Finance Cayman Islands Co. Ltd. (The), 4.50%, 10/07/25(d)	$200	$204,784
Huafa 2019 I Co. Ltd., 4.25%, 07/03/24(d)	400	397,980
KWG Group Holdings Ltd.
5.88%, 11/10/24 (Call 05/17/22)(d)	450	170,186
7.88%, 09/01/23 (Call 05/17/22)(d)	400	188,024
MAF Global Securities Ltd., 4.75%, 05/07/24(d)	600	606,690
MAF Sukuk Ltd., 4.50%, 11/03/25(d)	200	203,302
Newmark Group Inc., 6.13%, 11/15/23 (Call 10/15/23)	310	316,677
Ontario Teachers’ Cadillac Fairview Properties Trust, 3.88%, 03/20/27 (Call 12/20/26)(b)	1,200	1,188,816
Panther Ventures Ltd., 3.80%, (Call 09/17/23)(d)(e)	200	176,668
Poly Developments and Holdings Group Co. Ltd., 4.75%, 09/17/23(d)	200	201,334
Poly Real Estate Finance Ltd., 3.88%, 03/25/24(d)	200	197,800
Realogy Group LLC/Realogy Co-Issuer Corp., 4.88%, 06/01/23 (Call 03/01/23)(b)	210	209,320
RKPF Overseas 2020 A Ltd., 5.20%, 01/12/26 (Call 01/12/24)(d)	400	290,120
Shimao Group Holdings Ltd.
5.20%, 01/30/25 (Call 05/17/22)(d)	300	74,862
5.60%, 07/15/26 (Call 07/15/23)(d)	400	96,128
6.13%, 02/21/24 (Call 05/17/22)(d)	600	154,812
Shui On Development Holding Ltd.
5.75%, 11/12/23 (Call 05/30/22)(d)	400	380,188
6.15%, 08/24/24 (Call 08/24/22)(d)	600	553,050
Sinochem Offshore Capital Co. Ltd.
1.00%, 09/23/24(d)	403	377,873
1.50%, 11/24/24(d)	200	189,086
2.25%, 11/24/26(d)	400	364,504
3.00%, (Call 10/29/23)(a)(d)(e)	400	394,520
Sino-Ocean Land Treasure Finance I Ltd., 6.00%, 07/30/24(d)	400	355,768
Sino-Ocean Land Treasure IV Ltd., 3.25%, 05/05/26 (Call 02/05/26)(d)	400	304,016
Sunac China Holdings Ltd.
5.95%, 04/26/24 (Call 01/26/23)(d)	200	47,314
6.50%, 07/09/23 (Call 07/09/22)(d)	700	175,511
6.50%, 01/10/25 (Call 01/10/23)(d)	600	133,764
6.50%, 01/26/26 (Call 01/26/24)(d)	400	86,184
6.65%, 08/03/24 (Call 08/03/22)(d)	200	46,690
7.00%, 07/09/25 (Call 07/09/23)(d)	400	88,236
7.95%, 10/11/23 (Call 05/30/22)(d)	400	100,640
Swire Properties MTN Financing Ltd., 3.63%, 01/13/26(d)	600	596,766
Times China Holdings Ltd.
6.75%, 07/16/23 (Call 07/16/22)(d)	400	219,232
6.75%, 07/08/25 (Call 07/08/23)(d)	400	180,348
Vanke Real Estate Hong Kong Co. Ltd.
2.05%, 05/25/23, (3 mo. LIBOR US + 1.550%)(a)(d)	300	297,450
3.15%, 05/12/25(d)	200	188,828
4.20%, 06/07/24(d)	200	197,320
5.35%, 03/11/24(d)	810	816,172
Wanda Properties International Co. Ltd., 7.25%, 01/29/24(d)	200	168,088
Westwood Group Holdings Ltd., 2.80%, 01/20/26(d)	600	548,118
WeWork Companies Inc., 7.88%, 05/01/25(b)	375	316,950
WeWork Companies LLC/WW Co-Obligor Inc., 5.00%, 07/10/25 (Call 04/10/25)(b)	275	222,893
Wharf REIC Finance BVI Ltd. 2.38%, 05/07/25(d)	400	384,004

Security	Par (000)	Value

Real Estate (continued)
2.50%, 09/16/24(d)	$400	$390,072
Wuhan Urban Construction Group Co. Ltd., 2.25%, 07/09/24(d)	200	192,732
Yanlord Land HK Co. Ltd., 5.13%, 05/20/26 (Call 05/20/24)(d)	400	364,000
Yuzhou Group Holdings Co. Ltd.
6.00%, 10/25/23 (Call 05/30/22)(d)(h)(i)	300	44,403
7.38%, 01/13/26 (Call 01/13/24)(d)(h)(i)	400	52,132
8.38%, 10/30/24 (Call 10/30/22)(d)(h)	200	27,954

		28,418,642

Real Estate Investment Trusts — 0.9%
Alexandria Real Estate Equities Inc.
3.45%, 04/30/25 (Call 02/28/25)	527	524,497
3.80%, 04/15/26 (Call 02/15/26)	44	43,745
4.30%, 01/15/26 (Call 10/15/25)	110	111,449
American Campus Communities Operating Partnership LP, 4.13%, 07/01/24 (Call 04/01/24)	345	348,671
American Tower Corp.
0.60%, 01/15/24	355	338,826
1.30%, 09/15/25 (Call 08/15/25)	335	306,150
1.45%, 09/15/26 (Call 08/15/26)	545	486,265
1.60%, 04/15/26 (Call 03/15/26)	1,617	1,469,368
2.40%, 03/15/25 (Call 02/15/25)	523	502,200
2.95%, 01/15/25 (Call 12/15/24)	492	480,468
3.00%, 06/15/23	403	402,557
3.38%, 05/15/24 (Call 04/15/24)	537	534,331
3.38%, 10/15/26 (Call 07/15/26)	160	153,902
3.65%, 03/15/27 (Call 02/15/27)	350	337,683
4.00%, 06/01/25 (Call 03/01/25)	131	130,923
4.40%, 02/15/26 (Call 11/15/25)	135	135,980
5.00%, 02/15/24	801	821,113
AvalonBay Communities Inc.
3.45%, 06/01/25 (Call 03/03/25)	401	397,439
3.50%, 11/15/24 (Call 08/15/24)	282	281,656
3.50%, 11/15/25 (Call 08/15/25)	75	74,437
4.20%, 12/15/23 (Call 09/16/23)	219	221,764
Blackstone Mortgage Trust Inc., 3.75%, 01/15/27 (Call 10/15/26)(b)	245	224,043
Boston Properties LP
2.75%, 10/01/26 (Call 07/01/26)	500	473,205
3.13%, 09/01/23 (Call 06/01/23)	166	166,091
3.20%, 01/15/25 (Call 10/15/24)	845	833,339
3.65%, 02/01/26 (Call 11/03/25)	210	207,465
3.80%, 02/01/24 (Call 11/01/23)	461	464,799
Brandywine Operating Partnership LP, 4.10%, 10/01/24 (Call 07/01/24)	155	155,234
Brixmor Operating Partnership LP
3.65%, 06/15/24 (Call 04/15/24)	205	204,157
3.85%, 02/01/25 (Call 11/01/24)	350	349,590
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL, 5.75%, 05/15/26 (Call 05/15/22)(b)	505	490,148
Corporate Office Properties LP, 2.25%, 03/15/26 (Call 02/15/26)	485	449,629
Crown Castle International Corp.
1.05%, 07/15/26 (Call 06/15/26)	995	879,341
1.35%, 07/15/25 (Call 06/15/25)	290	267,371
2.90%, 03/15/27 (Call 02/15/27)	180	168,802
3.15%, 07/15/23 (Call 06/15/23)	645	644,458
3.20%, 09/01/24 (Call 07/01/24)	605	599,422

S C H E D U L E O F I N V E S T M E N T S	49

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
3.70%, 06/15/26 (Call 03/15/26)	$490	$481,841
4.45%, 02/15/26 (Call 11/15/25)	195	196,659
CubeSmart LP, 4.00%, 11/15/25 (Call 08/15/25)	82	82,155
Diversified Healthcare Trust
4.75%, 05/01/24 (Call 11/01/23)	170	161,565
9.75%, 06/15/25 (Call 06/15/22)	500	523,975
EPR Properties
4.50%, 04/01/25 (Call 01/01/25)	445	443,687
4.75%, 12/15/26 (Call 09/15/26)	50	48,916
Equinix Inc.
1.00%, 09/15/25 (Call 08/15/25)	735	667,233
1.25%, 07/15/25 (Call 06/15/25)	270	248,195
1.45%, 05/15/26 (Call 04/15/26)	1,010	910,363
2.63%, 11/18/24 (Call 10/18/24)	657	639,241
Essex Portfolio LP
3.50%, 04/01/25 (Call 01/01/25)	135	134,050
3.88%, 05/01/24 (Call 02/01/24)	25	25,119
Federal Realty Investment Trust, 3.95%, 01/15/24 (Call 10/15/23)	130	130,807
GEO Group Inc. (The), 5.88%, 10/15/24 (Call 05/31/22)	50	44,452
GLP Capital LP/GLP Financing II Inc.
3.35%, 09/01/24 (Call 08/01/24)	470	458,870
5.25%, 06/01/25 (Call 03/01/25)	565	574,718
5.38%, 11/01/23 (Call 08/01/23)	617	625,694
5.38%, 04/15/26 (Call 01/15/26)	730	744,337
HAT Holdings I LLC/HAT Holdings II LLC
3.38%, 06/15/26 (Call 03/15/26)(b)	503	463,982
6.00%, 04/15/25 (Call 05/31/22)(b)	215	218,522
Healthpeak Properties Inc., 4.00%, 06/01/25 (Call 03/01/25)	435	438,276
Host Hotels & Resorts LP
3.88%, 04/01/24 (Call 02/01/24)	287	286,285
Series E, 4.00%, 06/15/25 (Call 03/15/25)	85	84,282
Series F, 4.50%, 02/01/26 (Call 11/01/25)	405	404,781
iStar Inc.
4.25%, 08/01/25 (Call 05/01/25)	295	281,427
4.75%, 10/01/24 (Call 07/01/24)	408	396,666
5.50%, 02/15/26 (Call 08/15/22)(c)	210	204,324
Kilroy Realty LP, 3.45%, 12/15/24 (Call 09/15/24)	300	295,488
Kimco Realty Corp.
2.70%, 03/01/24 (Call 01/01/24)	453	446,078
3.13%, 06/01/23 (Call 03/01/23)	70	70,016
3.30%, 02/01/25 (Call 12/01/24)	137	135,182
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 02/01/27 (Call 02/01/23)(b)	325	299,757
5.25%, 10/01/25 (Call 05/16/22)(b)	180	176,906
Link Finance Cayman 2009 Ltd. (The)
2.88%, 07/21/26(d)	200	193,452
3.60%, 09/03/24(d)	200	200,492
Mid-America Apartments LP
1.10%, 09/15/26 (Call 08/15/26)	300	267,819
3.75%, 06/15/24 (Call 03/15/24)	70	70,227
4.30%, 10/15/23 (Call 07/15/23)	327	330,967
MPT Operating Partnership LP/MPT Finance Corp., 5.25%, 08/01/26 (Call 05/31/22)	250	250,320
National Retail Properties Inc., 3.90%, 06/15/24 (Call 03/15/24)	346	348,090
New Residential Investment Corp., 6.25%, 10/15/25 (Call 10/15/22)(b)	285	271,394

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Office Properties Income Trust
2.40%, 02/01/27 (Call 01/01/27)	$65	$56,256
2.65%, 06/15/26 (Call 05/15/26)	420	378,349
4.25%, 05/15/24 (Call 02/15/24)	30	29,964
4.50%, 02/01/25 (Call 11/01/24)(c)	380	376,728
Omega Healthcare Investors Inc.
4.38%, 08/01/23 (Call 06/01/23)	248	250,604
4.50%, 01/15/25 (Call 10/15/24)	63	63,059
4.95%, 04/01/24 (Call 01/01/24)	105	105,959
5.25%, 01/15/26 (Call 10/15/25)	535	544,566
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 7.50%, 06/01/25 (Call 06/01/22)(b)	275	285,219
Public Storage
0.88%, 02/15/26 (Call 01/15/26)	265	240,209
1.50%, 11/09/26 (Call 10/09/26)(c)	1,045	955,935
Realty Income Corp.
0.75%, 03/15/26 (Call 02/15/26)	625	555,556
3.88%, 07/15/24 (Call 04/15/24)	114	114,856
3.88%, 04/15/25 (Call 02/15/25)	63	63,283
4.13%, 10/15/26 (Call 07/15/26)	500	504,775
4.60%, 02/06/24 (Call 11/06/23)	490	499,124
4.63%, 11/01/25 (Call 09/01/25)	265	271,914
4.88%, 06/01/26 (Call 03/01/26)	55	56,896
RLJ Lodging Trust LP, 3.75%, 07/01/26 (Call 07/01/23)(b)	285	265,218
Sabra Health Care LP, 5.13%, 08/15/26 (Call 05/15/26)	270	270,470
SBA Communications Corp., 3.88%, 02/15/27 (Call 02/15/23)	775	735,297
Scentre Group Trust 1/Scentre Group Trust 2
3.25%, 10/28/25 (Call 07/30/25)(b)	390	380,815
3.50%, 02/12/25 (Call 11/14/24)(b)	522	516,822
3.63%, 01/28/26 (Call 12/28/25)(b)	310	304,470
Scentre Group Trust 2, 4.75%, 09/24/80 (Call 06/24/26)(a)(b)	200	193,504
Service Properties Trust
4.35%, 10/01/24 (Call 09/01/24)	425	393,278
4.50%, 06/15/23 (Call 12/15/22)	260	254,834
4.50%, 03/15/25 (Call 09/15/24)	190	171,935
4.65%, 03/15/24 (Call 09/15/23)	190	180,435
4.75%, 10/01/26 (Call 08/01/26)	225	195,489
4.95%, 02/15/27 (Call 08/15/26)	200	173,470
5.25%, 02/15/26 (Call 08/15/25)	160	143,211
7.50%, 09/15/25 (Call 06/15/25)	405	404,595
Simon Property Group LP
1.38%, 01/15/27 (Call 10/15/26)	500	446,800
2.00%, 09/13/24 (Call 06/13/24)	861	836,350
2.75%, 06/01/23 (Call 03/01/23)	249	248,746
3.30%, 01/15/26 (Call 10/15/25)	685	674,328
3.38%, 10/01/24 (Call 07/01/24)	394	393,354
3.50%, 09/01/25 (Call 06/01/25)	440	436,766
3.75%, 02/01/24 (Call 11/01/23)	263	265,251
SITE Centers Corp.
3.63%, 02/01/25 (Call 11/01/24)	362	357,330
4.25%, 02/01/26 (Call 11/01/25)	290	288,831
Starwood Property Trust Inc.
3.63%, 07/15/26 (Call 01/15/26)(b)	200	184,012
3.75%, 12/31/24 (Call 09/30/24)(b)	220	211,781
4.38%, 01/15/27 (Call 07/15/26)(b)	260	242,619
4.75%, 03/15/25 (Call 09/15/24)	250	246,852
5.50%, 11/01/23 (Call 08/01/23)(b)	205	206,876

50	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Trust Fibra Uno
5.25%, 12/15/24 (Call 09/15/24)(d)	$400	$406,568
5.25%, 01/30/26 (Call 10/30/25)(d)	400	399,324
Uniti Group LP/Uniti Fiber Holdings Inc./CSL Capital LLC, 7.88%, 02/15/25 (Call 05/31/22)(b)	1,185	1,210,158
Ventas Realty LP
2.65%, 01/15/25 (Call 12/15/24)	310	300,799
3.25%, 10/15/26 (Call 07/15/26)	30	29,093
3.50%, 04/15/24 (Call 03/15/24)	541	539,691
3.50%, 02/01/25 (Call 11/01/24)	259	256,312
3.75%, 05/01/24 (Call 02/01/24)	372	373,875
4.13%, 01/15/26 (Call 10/15/25)	180	180,223
VICI Properties LP
4.38%, 05/15/25	100	99,878
4.75%, 02/15/28 (Call 01/15/28)	1,130	1,125,164
VICI Properties LP/VICI Note Co. Inc.
3.50%, 02/15/25 (Call 05/31/22)(b)	385	370,189
3.75%, 02/15/27 (Call 02/15/23)(b)	475	438,092
4.25%, 12/01/26 (Call 12/01/22)(b)	710	674,521
4.50%, 09/01/26(b)	235	225,769
4.63%, 06/15/25(b)	425	417,295
5.63%, 05/01/24(b)	515	519,058
Vornado Realty LP
2.15%, 06/01/26 (Call 05/01/26)	960	873,763
3.50%, 01/15/25 (Call 11/15/24)	190	187,891
WEA Finance LLC/Westfield UK & Europe Finance PLC, 3.75%, 09/17/24 (Call 06/17/24)(b)	560	551,617
Welltower Inc.
3.63%, 03/15/24 (Call 02/15/24)	905	905,054
4.00%, 06/01/25 (Call 03/01/25)	959	961,858
4.25%, 04/01/26 (Call 01/01/26)	150	151,489
4.50%, 01/15/24 (Call 10/15/23)	178	180,542
WP Carey Inc., 4.60%, 04/01/24 (Call 01/01/24)	168	170,629
XHR LP, 6.38%, 08/15/25 (Call 08/15/22)(b)	265	268,514
Yuexiu REIT MTN Co. Ltd., 2.65%, 02/02/26(d)	400	363,924

		55,115,409

Retail — 0.5%
1011778 BC ULC/New Red Finance Inc., 5.75%, 04/15/25 (Call 05/30/22)(b)	255	260,643
7-Eleven Inc.
0.80%, 02/10/24 (Call 05/31/22)(b)	1,449	1,382,027
0.95%, 02/10/26 (Call 01/10/26)(b)	1,230	1,099,399
99 Escrow Issuer Inc., 7.50%, 01/15/26 (Call 01/15/23)(b)	180	120,067
Abercrombie & Fitch Management Co., 8.75%, 07/15/25 (Call 07/15/22)(b)	205	214,908
Amazon.com Inc., 2.73%, 04/13/24	1,000	998,780
AutoNation Inc.
3.50%, 11/15/24 (Call 09/15/24)	383	379,384
4.50%, 10/01/25 (Call 07/01/25)	94	95,370
AutoZone Inc.
3.13%, 07/15/23 (Call 04/15/23)	83	83,183
3.13%, 04/18/24 (Call 03/18/24)	532	529,079
3.13%, 04/21/26 (Call 01/21/26)	175	170,317
3.25%, 04/15/25 (Call 01/15/25)	119	117,574
3.63%, 04/15/25 (Call 03/15/25)	510	509,663
Bath & Body Works Inc., 9.38%, 07/01/25(b)	255	286,954
BCPE Ulysses Intermediate Inc., 7.75%, 04/01/27 (Call 04/01/23), (8.50% PIK)(b)(f)	200	171,062
Beacon Roofing Supply Inc., 4.50%, 11/15/26 (Call 11/15/22)(b)	150	146,277

Security	Par (000)	Value

Retail (continued)
Bed Bath & Beyond Inc., 3.75%, 08/01/24 (Call 05/01/24)	$170	$156,713
Brinker International Inc.
3.88%, 05/15/23	150	149,479
5.00%, 10/01/24 (Call 07/01/24)(b)	220	219,890
Carvana Co.
5.50%, 04/15/27 (Call 04/15/24)(b)	500	409,445
5.63%, 10/01/25 (Call 10/01/22)(b)(c)	275	238,598
CEC Entertainment LLC, 6.75%, 05/01/26 (Call 05/01/23)(b)(c)	345	328,157
Costco Wholesale Corp., 2.75%, 05/18/24 (Call 03/18/24)	483	482,034
Dave & Buster’s Inc., 7.63%, 11/01/25 (Call 11/01/22)(b)	227	235,338
Dollar Tree Inc., 4.00%, 05/15/25 (Call 03/15/25)	330	331,868
eG Global Finance PLC
6.75%, 02/07/25 (Call 05/10/22)(b)	360	349,981
8.50%, 10/30/25 (Call 05/30/22)(b)	300	300,471
Ferrellgas LP/Ferrellgas Finance Corp., 5.38%, 04/01/26 (Call 04/01/23)(b)	335	304,368
Future Retail Ltd., 5.60%, 01/22/25 (Call 01/22/23)(d)(h)(i)	200	38,138
Guitar Center Inc., 8.50%, 01/15/26 (Call 01/15/23)(b)	270	270,367
Haidilao International Holding Ltd., 2.15%, 01/14/26(d)	400	323,992
Home Depot Inc. (The)
2.70%, 04/15/25 (Call 03/15/25)	140	138,258
2.88%, 04/15/27 (Call 03/15/27)	220	213,147
3.00%, 04/01/26 (Call 01/01/26)	295	290,616
3.35%, 09/15/25 (Call 06/15/25)	339	339,539
3.75%, 02/15/24 (Call 11/15/23)	611	619,597
IRB Holding Corp., 7.00%, 06/15/25 (Call 06/15/22)(b)	390	399,103
Kohl’s Corp., 4.25%, 07/17/25 (Call 04/17/25)	215	215,206
Lowe’s Companies Inc.
3.13%, 09/15/24 (Call 06/15/24)	475	473,485
3.35%, 04/01/27 (Call 03/01/27)	285	278,243
3.38%, 09/15/25 (Call 06/15/25)	291	288,736
3.88%, 09/15/23 (Call 06/15/23)	81	81,866
4.00%, 04/15/25 (Call 03/15/25)	1,125	1,140,671
LSF9 Atlantis Holdings LLC/Victra Finance Corp., 7.75%, 02/15/26 (Call 02/15/23)(b)	420	378,592
McDonald’s Corp.
1.45%, 09/01/25 (Call 08/01/25)(c)	510	478,201
3.25%, 06/10/24	37	37,062
3.30%, 07/01/25 (Call 06/01/25)	874	870,565
3.38%, 05/26/25 (Call 02/26/25)	578	577,069
3.50%, 03/01/27 (Call 12/01/26)	200	197,838
3.70%, 01/30/26 (Call 10/30/25)	75	75,223
NMG Holding Co. Inc./Neiman Marcus Group LLC, 7.13%, 04/01/26 (Call 04/01/23)(b)	560	558,998
Nordstrom Inc.
2.30%, 04/08/24 (Call 05/16/22)	125	119,854
4.00%, 03/15/27 (Call 12/15/26)	205	190,353
O’Reilly Automotive Inc.
3.55%, 03/15/26 (Call 12/15/25)	30	29,612
3.85%, 06/15/23 (Call 03/15/23)	121	121,933
Party City Holdings Inc., 8.75%, 02/15/26 (Call 08/15/23)(b)	395	362,847
Penske Automotive Group Inc., 3.50%, 09/01/25 (Call 09/01/22)	295	286,082
QVC Inc.
4.45%, 02/15/25 (Call 11/15/24)	312	302,462
4.75%, 02/15/27 (Call 11/15/26)	320	287,085
4.85%, 04/01/24	334	331,996

S C H E D U L E O F I N V E S T M E N T S	51

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
Rite Aid Corp.
7.50%, 07/01/25 (Call 07/01/22)(b)	$325	$278,756
7.70%, 02/15/27	20	13,979
8.00%, 11/15/26 (Call 01/15/23)(b)	430	361,148
Ross Stores Inc., 4.60%, 04/15/25 (Call 03/15/25)	751	768,889
Sally Holdings LLC/Sally Capital Inc.
5.63%, 12/01/25 (Call 05/31/22)	140	140,371
8.75%, 04/30/25 (Call 05/31/22)(b)	80	83,884
Sizzling Platter LLC/Sizzling Platter Finance Corp., 8.50%, 11/28/25 (Call 11/28/22)(b)	185	168,685
Specialty Building Products Holdings LLC/SBP Finance Corp., 6.38%, 09/30/26 (Call 09/30/22)(b)	400	392,972
Staples Inc.
7.50%, 04/15/26 (Call 05/31/22)(b)	1,000	954,770
10.75%, 04/15/27 (Call 05/31/22)(b)	208	184,055
Starbucks Corp.
2.45%, 06/15/26 (Call 03/15/26)	60	57,340
3.80%, 08/15/25 (Call 06/15/25)	596	600,822
3.85%, 10/01/23 (Call 07/01/23)	571	577,138
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.88%, 03/01/27 (Call 05/31/22)	175	174,673
Target Corp.
1.95%, 01/15/27 (Call 12/15/26)	840	787,878
2.25%, 04/15/25 (Call 03/15/25)	1,161	1,128,376
2.50%, 04/15/26	80	77,599
3.50%, 07/01/24	732	739,840
TJX Companies Inc. (The), 2.50%, 05/15/23 (Call 02/15/23)	174	173,943
TPro Acquisition Corp., 11.00%, 10/15/24 (Call 05/31/22)(b)	155	161,958
Walgreens Boots Alliance Inc.
0.95%, 11/17/23 (Call 05/31/22)	785	760,673
3.45%, 06/01/26 (Call 03/01/26)	520	510,526
3.80%, 11/18/24 (Call 08/18/24)	182	183,214
Walmart Inc., 3.30%, 04/22/24 (Call 01/22/24)	640	645,574
White Cap Parent LLC, 8.25%, 03/15/26 (Call 05/31/22), (9.00% PIK)(b)(f)	170	165,333
Yum! Brands Inc., 3.88%, 11/01/23 (Call 08/01/23)	200	201,420

		30,681,581

Savings & Loans — 0.0%
Nationwide Building Society
0.55%, 01/22/24, (SOFR + 0.28000%)(b)	305	290,760
1.00%, 08/28/25(b)	235	214,038
1.50%, 10/13/26(b)	780	701,017
4.00%, 09/14/26(b)	250	243,575
4.36%, 08/01/24 (Call 08/01/23)(a)(b)	365	367,865
New York Community Bancorp Inc., 5.90%, 11/06/28 (Call 11/06/23), (3 mo. LIBOR US + 2.780%)(a)	50	51,762

		1,869,017

Semiconductors — 0.4%
Altera Corp., 4.10%, 11/15/23	60	60,889
ams-OSRAM AG, 7.00%, 07/31/25 (Call 07/31/22)(b)	200	202,308
Analog Devices Inc., 2.95%, 04/01/25 (Call 03/01/25)	196	193,548
Applied Materials Inc., 3.90%, 10/01/25 (Call 07/01/25)	110	111,681
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.13%, 01/15/25 (Call 11/15/24)	529	521,070
3.63%, 01/15/24 (Call 11/15/23)	764	768,103
3.88%, 01/15/27 (Call 10/15/26)	1,030	1,005,537

Security	Par (000)	Value

Semiconductors (continued)
Broadcom Inc.
3.15%, 11/15/25 (Call 10/15/25)	$930	$906,527
3.46%, 09/15/26 (Call 07/15/26)	257	250,287
3.63%, 10/15/24 (Call 09/15/24)	922	922,258
Intel Corp.
2.60%, 05/19/26 (Call 02/19/26)	130	126,127
2.88%, 05/11/24 (Call 03/11/24)	791	790,644
3.40%, 03/25/25 (Call 02/25/25)	1,680	1,683,024
3.70%, 07/29/25 (Call 04/29/25)	421	424,840
3.75%, 03/25/27 (Call 01/25/27)	304	305,733
KLA Corp., 4.65%, 11/01/24 (Call 08/01/24)	871	892,157
Lam Research Corp.
3.75%, 03/15/26 (Call 01/15/26)	180	180,688
3.80%, 03/15/25 (Call 12/15/24)	31	31,279
Marvell Technology Inc.
1.65%, 04/15/26 (Call 03/15/26)	710	647,818
4.20%, 06/22/23 (Call 05/22/23)	323	326,576
Microchip Technology Inc.
0.97%, 02/15/24	307	292,623
0.98%, 09/01/24(b)	1,111	1,039,885
2.67%, 09/01/23	244	241,375
4.25%, 09/01/25 (Call 09/01/22)	630	626,025
4.33%, 06/01/23 (Call 05/01/23)	447	452,033
Micron Technology Inc., 4.19%, 02/15/27 (Call 12/15/26)	485	482,114
NVIDIA Corp., 0.58%, 06/14/24 (Call 06/14/23)	795	755,910
NXP BV/NXP Funding LLC
4.63%, 06/01/23 (Call 05/01/23)(b)	465	470,510
4.88%, 03/01/24 (Call 02/01/24)(b)	829	844,585
5.35%, 03/01/26 (Call 01/01/26)(b)	145	149,979
NXP BV/NXP Funding LLC/NXP USA Inc.
2.70%, 05/01/25 (Call 04/01/25)(b)	458	439,103
3.88%, 06/18/26 (Call 04/18/26)(b)	205	201,548
Qorvo Inc., 1.75%, 12/15/24 (Call 12/15/22)(b)	445	419,653
QUALCOMM Inc.
2.90%, 05/20/24 (Call 03/20/24)	862	859,647
3.45%, 05/20/25 (Call 02/20/25)	558	558,921
Renesas Electronics Corp., 2.17%, 11/25/26(b)	485	437,669
SK Hynix Inc.
1.00%, 01/19/24(d)	200	191,188
1.50%, 01/19/26(d)	400	363,740
3.00%, 09/17/24(d)	600	590,046
Skyworks Solutions Inc.
0.90%, 06/01/23 (Call 06/01/22)	430	419,465
1.80%, 06/01/26 (Call 05/01/26)	665	605,881
Texas Instruments Inc.
1.13%, 09/15/26 (Call 08/15/26)	125	114,136
1.38%, 03/12/25 (Call 02/12/25)	749	711,692
2.63%, 05/15/24 (Call 03/15/24)	182	181,088
TSMC Global Ltd.
0.75%, 09/28/25 (Call 08/28/25)(d)	1,200	1,093,356
1.25%, 04/23/26 (Call 03/23/26)(d)	200	182,760
Xilinx Inc., 2.95%, 06/01/24 (Call 04/01/24)	541	537,370

		23,613,396

Shipbuilding — 0.0%
CSSC Capital Ltd. Co., 2.50%, 02/13/25(d)	400	383,152
Huntington Ingalls Industries Inc.
0.67%, 08/16/23 (Call 08/16/22)(b)	200	193,414
3.84%, 05/01/25 (Call 04/01/25)	301	301,018

		877,584

52	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software — 0.6%
ACI Worldwide Inc., 5.75%, 08/15/26 (Call 05/31/22)(b)	$200	$202,732
Adobe Inc.
1.90%, 02/01/25 (Call 01/01/25)	822	794,660
3.25%, 02/01/25 (Call 11/01/24)	420	421,180
Boxer Parent Co. Inc.
7.13%, 10/02/25 (Call 06/01/22)(b)	335	341,693
9.13%, 03/01/26 (Call 05/10/22)(b)	175	177,147
Broadridge Financial Solutions Inc., 3.40%, 06/27/26 (Call 03/27/26)	50	49,016
Cadence Design Systems Inc., 4.38%, 10/15/24 (Call 07/15/24)	58	59,027
Camelot Finance SA, 4.50%, 11/01/26 (Call 11/01/22)(b)	390	368,480
CDK Global Inc., 5.00%, 10/15/24 (Call 07/15/24)	271	279,705
Change Healthcare Holdings LLC/Change Healthcare Finance Inc., 5.75%, 03/01/25 (Call 05/10/22)(b)	690	688,648
Citrix Systems Inc., 1.25%, 03/01/26 (Call 02/01/26)	604	591,642
Consensus Cloud Solutions Inc., 6.00%, 10/15/26 (Call 10/15/23)(b)	170	162,299
Electronic Arts Inc., 4.80%, 03/01/26 (Call 12/01/25)	90	93,042
Fair Isaac Corp., 5.25%, 05/15/26 (Call 02/15/26)(b)	215	216,135
Fidelity National Information Services Inc.
0.60%, 03/01/24	562	533,108
1.15%, 03/01/26 (Call 02/01/26)	905	816,002
Fifth Third Bancorp., 4.06%, 04/25/28(a)	1,000	993,680
Fiserv Inc.
2.75%, 07/01/24 (Call 06/01/24)	1,203	1,182,814
3.20%, 07/01/26 (Call 05/01/26)	260	252,065
3.80%, 10/01/23 (Call 09/01/23)	1,072	1,081,444
3.85%, 06/01/25 (Call 03/01/25)	683	684,332
Infor Inc., 1.75%, 07/15/25 (Call 06/15/25)(b)	793	738,116
Intuit Inc.
0.65%, 07/15/23	949	926,025
0.95%, 07/15/25 (Call 06/15/25)	908	841,770
Microsoft Corp.
2.00%, 08/08/23 (Call 06/08/23)	1,275	1,270,767
2.38%, 05/01/23 (Call 02/01/23)	388	388,272
2.40%, 08/08/26 (Call 05/08/26)	605	585,295
2.70%, 02/12/25 (Call 11/12/24)	495	490,773
2.88%, 02/06/24 (Call 12/06/23)	1,103	1,105,691
3.13%, 11/03/25 (Call 08/03/25)	1,805	1,809,910
3.30%, 02/06/27 (Call 11/06/26)	2,030	2,040,576
3.63%, 12/15/23 (Call 09/15/23)	1,204	1,220,471
Oracle Corp.
1.65%, 03/25/26 (Call 02/25/26)	1,230	1,112,683
2.40%, 09/15/23 (Call 07/15/23)	1,201	1,189,711
2.50%, 04/01/25 (Call 03/01/25)	1,940	1,852,913
2.65%, 07/15/26 (Call 04/15/26)	1,375	1,284,979
2.80%, 04/01/27 (Call 02/01/27)	200	184,974
2.95%, 11/15/24 (Call 09/15/24)	761	746,221
2.95%, 05/15/25 (Call 02/15/25)	1,947	1,883,722
3.40%, 07/08/24 (Call 04/08/24)	1,611	1,606,844
3.63%, 07/15/23	432	435,119
PTC Inc., 3.63%, 02/15/25 (Call 05/31/22)(b)	305	296,768
Roper Technologies Inc.
1.00%, 09/15/25 (Call 08/15/25)	480	438,994
2.35%, 09/15/24 (Call 08/15/24)	417	406,091
3.65%, 09/15/23 (Call 08/15/23)	1,037	1,043,315
salesforce.com Inc., 0.63%, 07/15/24 (Call 07/15/22)	50	47,398
Skillz Inc., 10.25%, 12/15/26 (Call 12/15/23)(b)	155	108,734

Security	Par (000)	Value

Software (continued)
Take-Two Interactive Software Inc.
3.30%, 03/28/24	$120	$119,353
3.55%, 04/14/25	290	287,216
3.70%, 04/14/27	710	695,701
Veritas U.S. Inc./Veritas Bermuda Ltd., 7.50%, 09/01/25 (Call 05/31/22)(b)	850	752,352
VMware Inc.
0.60%, 08/15/23	282	272,880
1.00%, 08/15/24 (Call 08/15/22)	190	178,991
1.40%, 08/15/26 (Call 07/15/26)	985	882,727
4.50%, 05/15/25 (Call 04/15/25)	132	133,835
Workday Inc., 3.50%, 04/01/27 (Call 03/01/27)	200	195,108

		37,563,146

Sovereign Debt Securities — 0.0%
AVI Funding Co.Ltd., 3.80%, 09/16/25(d)	200	201,892

Storage & Warehousing — 0.0%
GLP China Holdings Ltd., 4.97%, 02/26/24(d)	600	599,154

Telecommunications — 1.0%
Altice France SA/France, 8.13%, 02/01/27 (Call 05/10/22)(b)	900	906,480

AT&T Inc.
0.90%, 03/25/24 (Call 05/10/22)	115	110,582
1.70%, 03/25/26 (Call 03/25/23)	2,457	2,267,860
2.95%, 07/15/26 (Call 04/15/26)	90	87,367
3.40%, 05/15/25 (Call 05/11/22)	1,186	1,197,421
3.80%, 03/01/24 (Call 05/11/22)	65	66,073
3.88%, 01/15/26 (Call 10/15/25)	155	156,748
3.90%, 03/11/24 (Call 05/11/22)	266	271,081
3.95%, 01/15/25 (Call 05/11/22)	282	288,080
4.13%, 02/17/26 (Call 05/11/22)	500	515,670
4.25%, 03/01/27 (Call 12/01/26)	515	525,681
4.45%, 04/01/24 (Call 05/11/22)	1,271	1,304,122
Axiata SPV2 Bhd, 4.36%, 03/24/26(d)	400	407,048
Bell Telephone Co. of Canada or Bell Canada (The), Series US-3, 0.75%, 03/17/24	427	407,781
Bharti Airtel International Netherlands BV, 5.35%, 05/20/24(d)	450	461,344
Bharti Airtel Ltd., 4.38%, 06/10/25(d)	400	399,988
British Telecommunications PLC
4.25%, 11/23/81 (Call 11/23/26)(a)(b)	250	235,093
4.50%, 12/04/23 (Call 11/04/23)	225	228,161
Cisco Systems Inc.
2.20%, 09/20/23 (Call 07/20/23)	548	544,564
2.95%, 02/28/26	185	182,837
3.50%, 06/15/25	45	45,369
3.63%, 03/04/24	598	606,199
CommScope Inc.
6.00%, 03/01/26 (Call 05/31/22)(b)	785	742,265
8.25%, 03/01/27 (Call 05/31/22)(b)	500	425,015
CommScope Technologies LLC
5.00%, 03/15/27 (Call 05/10/22)(b)	400	313,760
6.00%, 06/15/25 (Call 05/10/22)(b)	658	577,402
Connect Finco Sarl/Connect U.S. Finco LLC, 6.75%, 10/01/26 (Call 10/01/22)(b)	1,075	1,051,920
Deutsche Telekom International Finance BV, 2.49%, 09/19/23 (Call 07/19/23)(b)	350	346,493
Digicel International Finance Ltd./Digicel international Holdings Ltd. 8.75%, 05/25/24 (Call 05/16/22)(d)	650	639,867

S C H E D U L E O F I N V E S T M E N T S	53

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
DKT Finance ApS, 9.38%, 06/17/23 (Call 05/10/22)(b)	$200	$199,324
Empresa Nacional de Telecomunicaciones SA
4.75%, 08/01/26 (Call 05/03/26)(d)	400	399,908
4.88%, 10/30/24 (Call 07/30/24)(d)	200	200,378
Globe Telecom Inc., 4.20%, (Call 08/02/26)(a)(d)(e)	200	193,044
HKT Capital No. 2 Ltd., 3.63%, 04/02/25(d)	500	497,090
HKT Capital No. 4 Ltd., 3.00%, 07/14/26(d)	200	192,258
Hughes Satellite Systems Corp.
5.25%, 08/01/26	400	391,404
6.63%, 08/01/26	380	380,395
Iliad Holding SAS, 6.50%, 10/15/26 (Call 10/15/23)(b)	635	611,486
Intrado Corp., 8.50%, 10/15/25 (Call 05/31/22)(b)(c)	360	319,748
Juniper Networks Inc., 1.20%, 12/10/25 (Call 11/10/25)	430	392,293
Kenbourne Invest SA, 6.88%, 11/26/24 (Call 05/30/22)(d)	400	382,992
KT Corp., 1.00%, 09/01/25(d)	400	368,092
Level 3 Financing Inc.
3.40%, 03/01/27 (Call 01/01/27)(b)	500	452,810
5.25%, 03/15/26 (Call 05/31/22)	400	389,756
5.38%, 05/01/25 (Call 05/31/22)	400	396,896
Ligado Networks LLC
15.50%, 11/01/23, (15.50% PIK)(b)(f)	1,718	1,174,792
17.50%, 05/01/24, (17.50% PIK)(b)(f)	435	210,344
Liquid Telecommunications Financing Plc, 5.50%,
09/04/26 (Call 03/04/23)(d)	400	383,440
Lumen Technologies Inc.
4.00%, 02/15/27 (Call 02/15/23)(b)	650	578,123
5.13%, 12/15/26 (Call 12/15/22)(b)	630	570,856
5.63%, 04/01/25 (Call 01/01/25)	255	248,536
Series W, 6.75%, 12/01/23	375	381,323
Series Y, 7.50%, 04/01/24 (Call 01/01/24)	514	527,955
Motorola Solutions Inc., 4.00%, 09/01/24	474	477,418
MTN Mauritius Investments Ltd., 4.76%, 11/11/24(d)	400	397,140
NBN Co. Ltd., 1.45%, 05/05/26 (Call 04/05/26)(b)	1,110	1,005,172
Network i2i Ltd.
3.98%, (Call 03/03/26)(d)(e)	600	550,950
5.65%, (Call 01/15/25)(a)(d)(e)	400	395,772
NTT Finance Corp.
0.58%, 03/01/24(b)	855	814,977
1.16%, 04/03/26 (Call 03/03/26)(b)	1,450	1,309,828
Ooredoo International Finance Ltd., 5.00%, 10/19/25(b)	400	417,740
Oztel Holdings SPC Ltd., 5.63%, 10/24/23(d)	200	201,324
Qwest Corp., 7.25%, 09/15/25	150	162,564
Rogers Communications Inc.
2.95%, 03/15/25 (Call 03/15/23)(b)	950	927,323
3.20%, 03/15/27 (Call 02/15/27)(b)	720	686,549
3.63%, 12/15/25 (Call 09/15/25)	485	482,463
4.10%, 10/01/23 (Call 07/01/23)	433	437,343
5.25%, 03/15/82(a)(b)	375	356,314
SingTel Group Treasury Pte Ltd., 3.25%, 06/30/25(d)	200	198,768
Sprint Corp.
7.13%, 06/15/24	1,316	1,384,419
7.63%, 02/15/25 (Call 11/15/24)	781	831,593
7.63%, 03/01/26 (Call 11/01/25)	770	838,253
7.88%, 09/15/23	2,151	2,258,313
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 4.74%, 03/20/25 (Call 03/20/24)(b)	150	151,634
Telecom Italia SpA/Milano, 5.30%, 05/30/24(b)	760	744,982
Telefonica Celular del Paraguay SA, 5.88%, 04/15/27 (Call 05/23/22)(d)	200	200,976

Security	Par (000)	Value

Telecommunications (continued)
Telefonica Emisiones SA, 4.10%, 03/08/27	$740	$732,570
Telesat Canada/Telesat LLC, 5.63%, 12/06/26 (Call 12/06/23)(b)	250	178,535
Telstra Corp. Ltd., 3.13%, 04/07/25 (Call 01/07/25)(b)	215	212,646
T-Mobile USA Inc.
1.50%, 02/15/26 (Call 01/15/26)	325	296,696
2.25%, 02/15/26 (Call 02/15/23)	500	459,630
2.25%, 02/15/26 (Call 02/15/23)(b)	420	387,244
2.63%, 04/15/26 (Call 04/15/23)	610	568,947
3.50%, 04/15/25 (Call 03/15/25)	1,941	1,917,320
3.75%, 04/15/27 (Call 02/15/27)	1,700	1,655,205
5.38%, 04/15/27 (Call 05/10/22)	250	255,365
Total Play Telecomunicaciones SA de CV, 7.50%, 11/12/25(d)	400	372,836
Tower Bersama Infrastructure Tbk PT, 2.75%, 01/20/26 (Call 12/20/25)(d)	400	378,668
Trilogy International South Pacific LLC/TISP Finance Inc., 8.88%, 05/15/23 (Call 05/31/22)(b)(c)	22	22,175
Turk Telekomunikasyon AS
4.88%, 06/19/24(d)	300	285,939
6.88%, 02/28/25(d)	200	195,718
Turkcell Iletisim Hizmetleri AS, 5.75%, 10/15/25(d)	400	380,900
Verizon Communications Inc.
0.75%, 03/22/24	1,129	1,084,235
0.85%, 11/20/25 (Call 10/20/25)	4,170	3,800,538
1.45%, 03/20/26 (Call 02/20/26)	1,340	1,229,530
2.63%, 08/15/26	200	189,994
3.38%, 02/15/25	1,067	1,066,040
3.50%, 11/01/24 (Call 08/01/24)	682	687,183
4.13%, 03/16/27	200	201,240
ViaSat Inc.
5.63%, 09/15/25 (Call 05/10/22)(b)	430	399,504
5.63%, 04/15/27 (Call 05/10/22)(b)	25	23,212
Vodafone Group PLC
3.25%, 06/04/81 (Call 06/04/26)(a)	290	263,245
4.13%, 05/30/25	348	352,437
Zayo Group Holdings Inc., 4.00%, 03/01/27 (Call 05/31/22)(b)	750	654,780

		58,639,661

Textiles — 0.0%
Eagle Intermediate Global Holding BV/Ruyi U.S. Finance LLC, 7.50%, 05/01/25 (Call 05/09/22)(d)	500	449,120

Toys, Games & Hobbies — 0.0%
Hasbro Inc.
3.00%, 11/19/24 (Call 10/19/24)	522	515,872
3.55%, 11/19/26 (Call 09/19/26)	90	88,174
Mattel Inc.
3.15%, 03/15/23 (Call 12/15/22)	46	45,930
3.38%, 04/01/26 (Call 04/01/23)(b)	340	330,680

		980,656

Transportation — 0.3%
Altera Infrastructure LP/Teekay Offshore Finance Corp., 8.50%, 07/15/23 (Call 05/16/22)(b)	275	151,250
AP Moller - Maersk A/S, 3.88%, 09/28/25 (Call 06/28/25)(b)	125	125,615
BNSF Funding Trust I, 6.61%, 12/15/55 (Call 01/15/26), (3 mo. LIBOR US + 2.350%)(a)	40	41,314
Burlington Northern Santa Fe LLC 3.00%, 04/01/25 (Call 01/01/25)	585	579,349

54	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
3.40%, 09/01/24 (Call 06/01/24)	$291	$292,161
3.65%, 09/01/25 (Call 06/01/25)	345	347,974
3.75%, 04/01/24 (Call 01/01/24)	595	602,598
3.85%, 09/01/23 (Call 06/01/23)	653	660,170
7.00%, 12/15/25	460	513,001
Canadian National Railway Co.
2.75%, 03/01/26 (Call 12/01/25)	90	87,278
2.95%, 11/21/24 (Call 08/21/24)	18	17,821
Canadian Pacific Railway Co.
1.35%, 12/02/24 (Call 12/02/22)	525	497,947
1.75%, 12/02/26 (Call 11/02/26)	300	275,592
2.90%, 02/01/25 (Call 11/01/24)	591	579,635
CRCC Chengan Ltd., 3.97%, (Call 06/27/24)(a)(d)(e)	400	399,436
CSX Corp.
3.35%, 11/01/25 (Call 08/01/25)	125	123,801
3.40%, 08/01/24 (Call 05/01/24)	558	558,558
Eastern Creation Ii Investment Co., 1.35%, 10/20/24(d)	200	189,930
Eastern Creation II Investment Holdings Ltd., 1.00%, 09/10/23(d)	400	388,000
FedEx Corp., 3.25%, 04/01/26 (Call 01/01/26)	220	216,500
Guangzhou Metro Investment Finance BVI Ltd., 1.51%, 09/17/25(d)	200	184,546
Henan Railway Construction & Investment Group Co. Ltd., 2.20%, 01/26/25(d)	200	190,632
Indian Railway Finance Corp. Ltd., 3.73%, 03/29/24(d)	200	199,726
JB Hunt Transport Services Inc., 3.88%, 03/01/26 (Call 01/01/26)	180	179,917
Kansas City Southern, 3.00%, 05/15/23 (Call 02/15/23)	295	295,068
Navios South American Logistics Inc./Navios Logistics Finance U.S. Inc., 10.75%, 07/01/25 (Call 08/01/22)(d)	200	205,404
Norfolk Southern Corp.
2.90%, 06/15/26 (Call 03/15/26)	75	72,583
3.65%, 08/01/25 (Call 06/01/25)	215	215,024
3.85%, 01/15/24 (Call 10/15/23)	154	155,366
Pelabuhan Indonesia III Persero PT
4.50%, 05/02/23(d)	200	201,620
4.88%, 10/01/24(d)	200	203,888
Pelabuhan Indonesia Persero PT, 4.25%, 05/05/25(d)	600	600,354
Ryder System Inc.
1.75%, 09/01/26 (Call 08/01/26)	420	380,881
2.50%, 09/01/24 (Call 08/01/24)	389	378,800
2.85%, 03/01/27 (Call 02/01/27)	100	94,372
2.90%, 12/01/26 (Call 10/01/26)	75	71,166
3.65%, 03/18/24 (Call 02/18/24)	533	533,059
3.75%, 06/09/23 (Call 05/09/23)	352	354,063
3.88%, 12/01/23 (Call 11/01/23)	303	305,394
4.63%, 06/01/25 (Call 05/01/25)	379	385,295
Seaspan Corp., 6.50%, 04/29/26 (Call 04/29/25)(b)	200	199,560
SF Holding Investment Ltd., 2.38%, 11/17/26(d)	200	184,834
Ukraine Railways Via Rail Capital Markets PLC, 8.25%, 07/09/24(d)	400	112,000
Union Pacific Corp.
3.15%, 03/01/24 (Call 02/01/24)	521	520,719
3.25%, 01/15/25 (Call 10/15/24)	273	272,378
3.25%, 08/15/25 (Call 05/15/25)	241	239,679
3.50%, 06/08/23 (Call 05/08/23)(c)	775	780,983
3.65%, 02/15/24 (Call 11/15/23)	537	541,479
3.75%, 03/15/24 (Call 12/15/23)	321	324,242
3.75%, 07/15/25 (Call 05/15/25)	340	343,403

Security	Par (000)	Value

Transportation (continued)
United Parcel Service Inc.
2.20%, 09/01/24 (Call 08/01/24)	$460	$450,653
2.80%, 11/15/24 (Call 09/15/24)	110	109,243
3.90%, 04/01/25 (Call 03/01/25)	705	713,869
Walmart Inc., 1.05%, 09/17/26 (Call 08/17/26)	540	491,454
Western Global Airlines LLC, 10.38%, 08/15/25 (Call 05/15/25)(b)	215	222,671
XPO Logistics Inc., 6.25%, 05/01/25 (Call 05/31/22)(b)	285	291,635
Yunda Holding Investment Co., 2.25%, 08/19/25(d)	400	364,704

		18,018,594

Trucking & Leasing — 0.1%
AerCap Global Aviation Trust, 6.50%, 06/15/45 (Call 06/15/25)(a)(b)	250	245,152
CMB International Leasing Management Ltd.
1.88%, 08/12/25(d)	600	559,350
2.00%, 02/04/26(d)	600	551,010
3.00%, 07/03/24(d)	400	392,956
DAE Funding LLC
1.55%, 08/01/24 (Call 07/01/24)(d)	400	373,096
2.63%, 03/20/25 (Call 02/20/25)(d)	200	188,182
DAE Funding LLC Co., 1.63%, 02/15/24(d)	200	190,098
Fortress Transportation and Infrastructure Investors LLC, 6.50%, 10/01/25 (Call 05/31/22)(b)	445	424,374
GATX Corp.
3.25%, 03/30/25 (Call 12/30/24)	123	120,643
3.25%, 09/15/26 (Call 06/15/26)	75	72,839
4.35%, 02/15/24 (Call 01/15/24)	264	267,456
Penske Truck Leasing Co. LP/PTL Finance Corp.
1.20%, 11/15/25 (Call 10/15/25)(b)	590	535,714
1.70%, 06/15/26 (Call 05/15/26)(b)	285	258,495
2.70%, 11/01/24 (Call 10/01/24)(b)	379	368,934
3.45%, 07/01/24 (Call 06/01/24)(b)	249	246,854
3.90%, 02/01/24 (Call 01/01/24)(b)	460	462,052
3.95%, 03/10/25 (Call 01/10/25)(b)	415	414,693
4.00%, 07/15/25 (Call 06/15/25)(b)	47	46,903
4.13%, 08/01/23 (Call 07/01/23)(b)	463	466,778
4.45%, 01/29/26 (Call 11/29/25)(b)	314	316,292
SMBC Aviation Capital Finance DAC
1.90%, 10/15/26 (Call 09/15/26)(b)	1,295	1,127,000
4.13%, 07/15/23 (Call 06/15/23)(b)	260	259,587

		7,888,458

Venture Capital — 0.0%
Hercules Capital Inc., 3.38%, 01/20/27 (Call 12/20/26)	450	414,126

Water — 0.0%
American Water Capital Corp.
3.40%, 03/01/25 (Call 12/01/24)	753	751,095
3.85%, 03/01/24 (Call 12/01/23)	274	276,598
Aquarion Co., 4.00%, 08/15/24 (Call 05/15/24)(b)	360	359,107
Solaris Midstream Holdings LLC, 7.63%, 04/01/26 (Call 04/01/23)(b)	205	210,572

		1,597,372

Total Corporate Bonds & Notes — 35.5% (Cost: $2,212,033,718)		2,092,418,416

S C H E D U L E O F I N V E S T M E N T S	55

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Foreign Government Obligations(k)

Angola — 0.0%
Angolan Government International Bond, 9.50%, 11/12/25(d)	$500	$532,455

Argentina — 0.0%
Provincia de Cordoba, 5.00%, 12/10/25(d)(g)	300	245,613

Azerbaijan — 0.0%
Republic of Azerbaijan International Bond, 4.75%, 03/18/24(d)	800	798,032

Bahrain — 0.1%
Bahrain Government International Bond
6.13%, 08/01/23(d)	600	613,434
7.00%, 01/26/26(d)	800	851,832
CBB International Sukuk Co. 5 SPC, 5.62%, 02/12/24(d)	600	608,280
CBB International Sukuk Co. 6 SPC, 5.25%, 03/20/25(d)	200	203,314
CBB International Sukuk Programme Co. WLL
4.50%, 03/30/27(d)	200	198,550
6.25%, 11/14/24(d)	1,000	1,036,750

		3,512,160

Belarus — 0.0%
Development Bank of the Republic of Belarus JSC, 6.75%, 05/02/24(d)	400	8,000
Republic of Belarus International Bond, 5.88%, 02/24/26(d)	200	24,000

		32,000

Bermuda — 0.0%
Bermuda Government International Bond, 4.85%, 02/06/24(d)	475	484,657

Brazil — 0.1%
Banco Nacional de Desenvolvimento Economico e Social, 5.75%, 09/26/23(d)	400	415,048
Brazilian Government International Bond
2.88%, 06/06/25	1,000	958,560
4.25%, 01/07/25	2,200	2,220,878
6.00%, 04/07/26	1,425	1,506,353
8.75%, 02/04/25	300	341,070
8.88%, 04/15/24	529	591,110

		6,033,019

Canada — 0.8%
Canada Government International Bond
0.75%, 05/19/26	455	416,193
1.63%, 01/22/25	3,317	3,205,681
CDP Financial Inc., 0.88%, 06/10/25(b)	1,355	1,267,521
CPPIB Capital Inc.
0.88%, 09/09/26(b)	1,000	908,520
1.25%, 03/04/25(b)	980	933,616
Export Development Canada, 2.63%, 02/21/24	1,755	1,751,104
Hydro-Quebec, Series IO, 8.05%, 07/07/24	670	735,868
OMERS Finance Trust, 2.50%, 05/02/24(b)	475	470,863
Ontario Teachers’ Finance Trust, 1.38%, 04/15/25(b)	500	475,680
Province of Alberta Canada
1.00%, 05/20/25	5,687	5,347,145
1.88%, 11/13/24	980	953,775
2.95%, 01/23/24	1,030	1,032,750
3.35%, 11/01/23	906	914,743
Province of British Columbia Canada 0.90%, 07/20/26	4,650	4,240,567

Security	Par (000)	Value

Canada (continued)
2.25%, 06/02/26	$1,005	$972,237
6.50%, 01/15/26	260	287,760
Series 10, 1.75%, 09/27/24	1,490	1,449,964
Province of Manitoba Canada
2.13%, 06/22/26	480	459,984
3.05%, 05/14/24	312	312,574
Series GX, 2.60%, 04/16/24	490	487,516
Province of Ontario Canada
0.63%, 01/21/26	1,794	1,638,406
1.05%, 04/14/26	580	535,613
2.30%, 06/15/26	1,050	1,015,476
2.50%, 04/27/26	1,100	1,074,458
3.05%, 01/29/24	2,082	2,091,182
3.20%, 05/16/24	2,056	2,068,398
3.40%, 10/17/23	1,532	1,547,734
Province of Quebec Canada
0.60%, 07/23/25	2,890	2,673,568
2.50%, 04/20/26	1,017	993,233
Series NJ, 7.50%, 07/15/23	100	105,706
Series NN, 7.13%, 02/09/24	40	42,871
Series QO, 2.88%, 10/16/24	1,560	1,557,051
Series QW, 2.50%, 04/09/24	1,125	1,117,845
Series QX, 1.50%, 02/11/25	1,541	1,480,038
PSP Capital Inc., 1.00%, 06/29/26(b)	250	228,700

		44,794,340

Chile — 0.0%
Chile Government International Bond
2.75%, 01/31/27 (Call 12/31/26)	400	378,680
3.13%, 03/27/25	200	198,050
3.13%, 01/21/26	400	391,676

		968,406

China — 0.2%
China Development Bank, 1.00%, 10/27/25(d)	1,000	928,870
China Development Bank/Hong Kong
0.63%, 01/12/24(d)	400	384,776
0.63%, 09/09/24(d)	200	189,342
China Government International Bond
0.40%, 10/21/23(d)	1,500	1,450,890
0.55%, 10/21/25(d)	2,300	2,116,092
0.75%, 10/26/24(d)	400	379,664
1.95%, 12/03/24(d)	750	732,742
3.25%, 10/19/23(d)	400	403,092
Export-Import Bank of China (The)
2.88%, 04/26/26(d)	800	786,696
3.38%, 03/14/27(d)	200	199,892
3.63%, 07/31/24(d)	1,000	1,012,800

		8,584,856

Colombia — 0.1%
Colombia Government International Bond
3.88%, 04/25/27 (Call 01/25/27)	1,000	912,000
4.00%, 02/26/24 (Call 11/26/23)	1,050	1,033,799
4.50%, 01/28/26 (Call 10/28/25)	400	384,364
8.13%, 05/21/24	325	343,697

		2,673,860

Costa Rica — 0.0%
Costa Rica Government International Bond, 4.38%, 04/30/25(d)	200	200,770

56	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Croatia — 0.0%
Croatia Government International Bond, 6.00%, 01/26/24(d)	$600	$624,258

Denmark — 0.0%

Kommunekredit, 0.63%, 06/10/25(d)	1,800	1,672,254

Dominican Republic — 0.1%
Dominican Republic International Bond
5.50%, 01/27/25(d)	875	897,899
5.95%, 01/25/27(d)	800	803,192
6.88%, 01/29/26(d)	800	842,880

		2,543,971

Egypt — 0.1%
Egypt Government International Bond
3.88%, 02/16/26(d)	600	487,134
4.55%, 11/20/23(d)	200	190,128
5.25%, 10/06/25(d)	800	706,936
5.75%, 05/29/24(d)	850	792,702
5.88%, 06/11/25(d)	600	538,800
6.20%, 03/01/24(d)	200	191,320
7.50%, 01/31/27(d)	600	532,062

		3,439,082

El Salvador — 0.0%
El Salvador Government International Bond
5.88%, 01/30/25(d)	600	284,988
6.38%, 01/18/27(d)	200	82,102

		367,090

Finland — 0.0%
Finland Government International Bond, 6.95%, 02/15/26	125	141,342
Finnvera Oyj, 1.63%, 10/23/24(b)	940	910,550
Kuntarahoitus Oyj, 2.50%, 11/15/23(b)	285	284,168

		1,336,060

France — 0.2%
Caisse d’Amortissement de la Dette Sociale
0.38%, 05/19/23(b)	1,970	1,928,118
0.38%, 09/23/25(b)	1,750	1,598,223
3.38%, 03/20/24(b)	4,575	4,622,717
SFIL SA, 0.63%, 02/09/26(d)	1,000	909,780

		9,058,838

Gabon — 0.0%
Gabon Government International Bond, 6.95%, 06/16/25(d)	400	396,840

Georgia — 0.0%

Georgia Government International Bond, 2.75%, 04/22/26(d)	500	429,040

Germany — 0.1%
FMS Wertmanagement, 2.75%, 01/30/24	1,495	1,495,553
Land Nordrhein Westfalen, 2.25%, 04/16/25(d)	2,700	2,642,895

		4,138,448

Ghana — 0.0%
Ghana Government International Bond
0.00%, 04/07/25(d)(l)	400	242,568
6.38%, 02/11/27(d)	800	543,640
7.88%, 03/26/27(d)	200	140,052
8.13%, 01/18/26(d)	400	309,332

		1,235,592

Guatemala — 0.0%
Guatemala Government Bond, 4.50%, 05/03/26(d)	400	397,164

Security	Par (000)	Value

Honduras — 0.0%
Honduras Government International Bond, 6.25%, 01/19/27(d)	$350	$306,681

Hong Kong — 0.0%
Airport Authority
1.75%, 01/12/27 (Call 12/12/26)(b)	600	557,514
2.10%, (Call 03/08/26)(a)(d)(e)	600	554,358
Hong Kong Government International Bond
0.63%, 02/02/26(b)(c)	800	732,344
2.50%, 05/28/24(b)	400	396,684

		2,240,900

Hungary — 0.0%
Hungary Government International Bond
5.38%, 03/25/24	600	619,230
5.75%, 11/22/23	1,140	1,178,486

		1,797,716

India — 0.0%
Export-Import Bank of India
3.38%, 08/05/26(d)	600	575,136
3.88%, 03/12/24(d)	200	200,382

		775,518

Indonesia — 0.2%
Indonesia Government International Bond
4.13%, 01/15/25(d)	800	809,512
4.35%, 01/08/27(d)	600	613,734
4.45%, 02/11/24	200	203,850
4.75%, 01/08/26(d)	1,200	1,238,904
5.38%, 10/17/23(d)	400	413,708
5.88%, 01/15/24(d)	1,000	1,042,640
Lembaga Pembiayaan Ekspor Indonesia, 3.88%, 04/06/24(d)	200	199,652
Perusahaan Penerbit SBSN Indonesia III
1.50%, 06/09/26(d)	800	736,224
2.30%, 06/23/25(d)	850	825,069
3.90%, 08/20/24(d)	800	816,120
4.15%, 03/29/27(d)	800	811,864
4.33%, 05/28/25(d)	900	923,463
4.35%, 09/10/24(c)(d)	400	409,028
4.55%, 03/29/26(d)	600	615,906

		9,659,674

Israel — 0.0%
Israel Government AID Bond, 5.50%, 09/18/23	380	394,926
Israel Government International Bond
2.88%, 03/16/26	400	394,652
3.15%, 06/30/23	500	502,810

		1,292,388

Italy — 0.1%
Republic of Italy Government International Bond
0.88%, 05/06/24	200	190,340
1.25%, 02/17/26	1,600	1,455,040
2.38%, 10/17/24	1,265	1,233,337
6.88%, 09/27/23	3,420	3,599,037

		6,477,754

Japan — 0.2%
Development Bank of Japan Inc.
1.75%, 08/28/24(b)	200	194,490
1.88%, 10/02/24(d)	500	486,930
3.13%, 09/06/23(b)	960	965,606

S C H E D U L E O F I N V E S T M E N T S	57

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Japan (continued)
Japan Bank for International Cooperation
0.63%, 05/22/23	$970	$951,211
0.63%, 07/15/25	1,000	924,130
1.75%, 10/17/24	550	533,621
2.25%, 11/04/26	400	384,164
2.38%, 04/20/26	1,000	968,750
2.50%, 05/23/24	1,730	1,714,880
2.50%, 05/28/25	3,550	3,487,059
3.00%, 05/29/24	480	480,936
3.25%, 07/20/23	655	659,775
3.38%, 10/31/23	600	605,640

		12,357,192

Jersey — 0.0%
IDB Trust Services Ltd.
1.81%, 02/26/25(d)	800	768,232
1.96%, 10/02/24(d)	500	485,660
2.84%, 04/25/24(d)	500	498,440
3.39%, 09/26/23(d)	500	504,090

		2,256,422

Jordan — 0.0%
Jordan Government International Bond
4.95%, 07/07/25(d)	200	191,238
5.75%, 01/31/27(d)	400	378,496
6.13%, 01/29/26(d)	600	579,900

		1,149,634

Kazakhstan — 0.0%
Kazakhstan Government International Bond
3.88%, 10/14/24(d)	1,245	1,263,326
5.13%, 07/21/25(d)	800	834,600

		2,097,926

Kenya — 0.0%
Republic of Kenya Government International Bond, 6.88%, 06/24/24(d)	1,100	1,057,430

Kuwait — 0.0%
Kuwait International Government Bond, 3.50%, 03/20/27(d)	1,800	1,822,212

Lebanon — 0.0%
Lebanon Government International Bond
6.20%, 02/26/25(d)(h)(i)	200	24,220
6.25%, 11/04/24(d)(h)(i)	200	24,352
6.25%, 06/12/25(d)(h)(i)	200	23,256
6.40%, 05/26/23(h)(i)	865	104,630
6.60%, 11/27/26(d)(h)(i)	400	48,628
6.65%, 04/22/24(d)(h)	350	42,553
6.85%, 03/23/27(d)(h)(i)	200	23,780

		291,419

Malaysia — 0.0%
Malaysia Sovereign Sukuk Bhd, 3.04%, 04/22/25(d)	552	548,384
Malaysia Sukuk Global Bhd, 3.18%, 04/27/26(d)	600	598,002

		1,146,386

Mexico — 0.1%
Mexico Government International Bond
3.60%, 01/30/25	600	598,734
3.90%, 04/27/25 (Call 03/27/25)	500	501,245
4.13%, 01/21/26	1,200	1,206,348
4.15%, 03/28/27	600	601,380

		2,907,707

Security	Par (000)	Value

Mongolia — 0.0%
Development Bank of Mongolia LLC, 7.25%, 10/23/23(d)	$200	$197,126
Mongolia Government International Bond
5.13%, 04/07/26(d)	400	375,124
5.63%, 05/01/23(d)	400	397,128
8.75%, 03/09/24(d)	200	205,212

		1,174,590

Namibia — 0.0%
Namibia International Bonds, 5.25%, 10/29/25(d)	400	384,908

Nigeria — 0.0%
Nigeria Government International Bond
6.38%, 07/12/23(d)	200	199,690
7.63%, 11/21/25(d)	600	596,292

		795,982

Norway — 0.1%
Kommunalbanken AS
0.38%, 09/11/25(b)	800	732,096
0.88%, 03/12/25(b)	640	603,098
1.50%, 01/20/27(b)	1,800	1,675,854
2.00%, 06/19/24(b)	1,050	1,031,363
2.75%, 02/05/24(b)	460	459,811

		4,502,222

Oman — 0.1%
Oman Government International Bond
4.75%, 06/15/26(d)	1,400	1,374,324
4.88%, 02/01/25(d)	400	401,848
5.38%, 03/08/27(d)	600	600,906
Oman Sovereign Sukuk Co.
4.40%, 06/01/24(d)	1,500	1,501,695
5.93%, 10/31/25(d)	400	420,496

		4,299,269

Pakistan — 0.0%
Pakistan Government International Bond
6.00%, 04/08/26(d)	800	653,048
8.25%, 04/15/24(d)	400	358,068
8.25%, 09/30/25(d)	200	169,964

		1,181,080

Panama — 0.1%
Banco Latinoamericano de Comercio Exterior SA, 2.38%, 09/14/25 (Call 08/14/25)(d)	200	190,152
Panama Government International Bond
3.75%, 03/16/25 (Call 12/16/24)	705	703,026
3.75%, 04/17/26(d)	600	590,574
4.00%, 09/22/24 (Call 06/22/24)	700	705,005
7.13%, 01/29/26	200	221,086

		2,409,843

Paraguay — 0.0%
Paraguay Government International Bond
4.70%, 03/27/27(d)	200	198,962
5.00%, 04/15/26(d)	200	202,732

		401,694

Peru — 0.0%
Peruvian Government International Bond
2.39%, 01/23/26 (Call 12/23/25)	225	210,609
7.35%, 07/21/25	1,200	1,312,608

		1,523,217

58	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Philippines — 0.1%
Philippine Government International Bond
4.20%, 01/21/24	$2,250	$2,281,883
10.63%, 03/16/25	200	238,536

		2,520,419

Poland — 0.0%
Republic of Poland Government International Bond
3.25%, 04/06/26	879	871,581
4.00%, 01/22/24	486	491,200

		1,362,781

Qatar — 0.1%
Qatar Government International Bond
3.25%, 06/02/26(d)	1,800	1,787,436
3.38%, 03/14/24(d)	1,000	1,004,400
3.40%, 04/16/25(d)	1,400	1,404,046

		4,195,882

Romania — 0.0%
Romanian Government International Bond
3.00%, 02/27/27(d)	200	185,988
4.38%, 08/22/23(d)	1,000	1,012,200
4.88%, 01/22/24(c)(d)	455	465,401

		1,663,589

Saudi Arabia — 0.1%
KSA Sukuk Ltd., 3.63%, 04/20/27(d)	1,800	1,804,914
Saudi Government International Bond
2.50%, 02/03/27(d)	400	384,876
2.90%, 10/22/25(d)	1,000	985,280
3.25%, 10/26/26(d)	3,000	2,981,850
4.00%, 04/17/25(d)	2,000	2,031,180

		8,188,100

Slovenia — 0.0%
Slovenia Government International Bond, 5.25%, 02/18/24(b)	400	414,252

South Africa — 0.1%
Republic of South Africa Government International Bond
4.67%, 01/17/24(c)	600	602,334
4.88%, 04/14/26	800	788,752
5.88%, 09/16/25	1,000	1,031,570

		2,422,656

South Korea — 0.2%
Export-Import Bank Korea, 1.13%, 03/24/26(d)	200	184,428
Export-Import Bank of Korea
0.38%, 02/09/24	600	573,234
0.63%, 06/29/24	200	190,134
0.63%, 02/09/26	610	552,422
0.75%, 09/21/25	600	551,364
1.13%, 12/29/26	400	361,600
1.25%, 01/18/25	200	189,862
1.28%, 06/01/23, (3 mo. LIBOR US + 0.775%)(a)	200	201,134
1.63%, 01/18/27	400	368,248
1.88%, 02/12/25	600	578,622
2.38%, 06/25/24	200	197,402
2.88%, 01/21/25	1,500	1,487,130
3.25%, 11/10/25	200	199,514
3.63%, 11/27/23	200	202,568
4.00%, 01/14/24	400	407,428
Incheon International Airport Corp., 1.25%, 05/04/26(d)	200	183,448
Industrial Bank of Korea
0.63%, 09/17/24(d)	200	188,854

Security	Par (000)	Value

South Korea (continued)
1.04%, 06/22/25(d)	$200	$186,054
2.13%, 10/23/24(d)	400	390,884
Korea Development Bank (The)
0.40%, 06/19/24	400	378,724
0.50%, 10/27/23	200	193,196
1.25%, 06/03/25(d)	800	753,536
1.75%, 02/18/25	500	480,630
Korea Expressway Corp., 1.13%, 05/17/26(d)	400	365,712
Korea Hydro & Nuclear Power Co. Ltd., 3.25%, 06/15/25(d)	200	198,692
Korea International Bond
2.00%, 06/19/24	600	588,072
2.75%, 01/19/27	200	195,400
3.88%, 09/11/23	400	405,532
5.63%, 11/03/25	200	214,986
Korea Land & Housing Corp., 0.63%, 11/03/23(d)	200	192,966
Korea National Oil Corp.
0.88%, 10/05/25(c)(d)	1,000	911,090
1.25%, 04/07/26(d)	600	546,348
1.75%, 04/18/25(d)	200	189,790
Korea Resources Corp., 1.75%, 04/15/26(d)	600	552,024
Korea SMEs and Startups Agency, 2.13%, 08/30/26(d)	200	187,698
Korea South-East Power Co. Ltd., 1.00%, 02/03/26(d)	200	182,342
Suhyup Bank, 3.63%, 01/29/24(d)	200	201,356

		13,932,424

Sri Lanka — 0.0%
Sri Lanka Government International Bond
6.13%, 06/03/25(d)(h)(i)	600	258,726
6.35%, 06/28/24(d)(h)(i)	400	170,872
6.83%, 07/18/26(d)(h)(i)	400	174,000
6.85%, 03/14/24(d)(h)(i)	400	170,932
6.85%, 11/03/25(d)(h)(i)	600	259,320

		1,033,850

Supranational — 2.4%
Africa Finance Corp.
3.13%, 06/16/25(d)	400	386,204
3.88%, 04/13/24(d)	200	198,628
4.38%, 04/17/26(d)	400	397,080
African Development Bank
0.88%, 03/23/26	900	829,242
0.88%, 07/22/26	2,280	2,083,669
3.00%, 09/20/23	2,389	2,402,020
African Export-Import Bank (The)
4.13%, 06/20/24(d)	1,450	1,442,909
5.25%, 10/11/23(d)	650	658,443
Arab Petroleum Investments Corp., 1.26%, 02/10/26(d)	1,000	921,980
Asian Development Bank
0.25%, 07/14/23	688	670,036
0.25%, 10/06/23	765	740,023
0.38%, 06/11/24	625	594,306
0.38%, 09/03/25	2,555	2,343,753
0.50%, 02/04/26	1,310	1,193,986
0.63%, 04/29/25	3,710	3,464,138
1.00%, 04/14/26	5,095	4,715,881
1.50%, 10/18/24	3,067	2,966,985
2.00%, 01/22/25	149	145,463
2.00%, 04/24/26	350	336,679
2.63%, 01/30/24	2,818	2,815,267

S C H E D U L E O F I N V E S T M E N T S	59

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Supranational (continued)
Asian Infrastructure Investment Bank (The)
0.25%, 09/29/23	$585	$565,286
0.50%, 10/30/24	1,715	1,611,688
0.50%, 05/28/25	1,214	1,120,947
0.50%, 01/27/26	175	158,669
2.25%, 05/16/24	3,577	3,529,462
Central American Bank for Economic Integration, 2.00%, 05/06/25(b)	350	336,091
Council of Europe Development Bank
0.25%, 06/10/23	14	13,672
0.25%, 10/20/23	738	712,908
0.38%, 06/10/24	150	142,559
1.38%, 02/27/25	94	90,041
2.50%, 02/27/24	330	328,571
European Bank for Reconstruction & Development
0.25%, 07/10/23	349	339,821
0.50%, 05/19/25	1,960	1,819,017
0.50%, 01/28/26	100	91,105
1.50%, 02/13/25	1,035	994,738
1.63%, 09/27/24	4,606	4,473,347
European Investment Bank
0.25%, 09/15/23	1,500	1,453,995
0.38%, 12/15/25	1,655	1,507,539
0.38%, 03/26/26	2,360	2,132,732
0.63%, 07/25/25	2,640	2,451,319
0.75%, 10/26/26	1,855	1,680,166
1.38%, 05/15/23	115	113,856
1.63%, 03/14/25	2,035	1,962,615
1.88%, 02/10/25	1,425	1,386,354
2.25%, 06/24/24	2,266	2,240,734
2.63%, 03/15/24	3,183	3,177,271
2.88%, 08/15/23	1,837	1,845,138
3.13%, 12/14/23	904	910,708
3.25%, 01/29/24	3,484	3,516,332
European Stability Mechanism, 1.38%, 09/11/24(b)(c)	975	941,099
Inter-American Development Bank
0.25%, 11/15/23	795	766,539
0.50%, 05/24/23	2,805	2,750,583
0.63%, 07/15/25	2,817	2,616,345
0.88%, 04/03/25	4,848	4,570,500
0.88%, 04/20/26	5,035	4,633,358
1.75%, 03/14/25	2,145	2,076,124
2.00%, 06/02/26	200	192,154
2.00%, 07/23/26	200	191,926
2.13%, 01/15/25	1,396	1,367,187
2.63%, 01/16/24	1,566	1,563,996
3.00%, 10/04/23	1,339	1,346,311
3.00%, 02/21/24	2,036	2,045,773
Inter-American Investment Corp., 1.75%, 10/02/24(d)	1,800	1,749,348
International Bank for Reconstruction & Development
0.25%, 11/24/23	463	446,309
0.38%, 07/28/25	12,601	11,600,229
0.50%, 10/28/25	3,008	2,760,622
0.63%, 04/22/25	5,718	5,343,185
0.75%, 03/11/25	2,959	2,784,182
1.50%, 08/28/24	882	855,716
1.63%, 01/15/25	1,389	1,343,482
1.88%, 06/19/23	363	360,735
1.88%, 10/27/26	105	100,087
2.13%, 03/03/25	215	210,464

Security	Par (000)	Value

Supranational (continued)
2.50%, 03/19/24	$4,394	$4,375,985
2.50%, 11/25/24	1,422	1,408,420
2.50%, 07/29/25	2,337	2,302,436
3.00%, 09/27/23	2,115	2,127,521
3.13%, 11/20/25	600	602,940
International Finance Corp.
0.38%, 07/16/25	2,221	2,046,696
1.38%, 10/16/24	1,264	1,219,912
2.88%, 07/31/23	557	559,573
ISDB Trust Services No. 2 SARL, 1.26%, 03/31/26(d)	1,275	1,183,009
Nordic Investment Bank
0.38%, 09/11/25	1,755	1,608,089
2.25%, 05/21/24	1,070	1,058,497

		141,122,705

Sweden — 0.1%
Kommuninvest I Sverige AB, 0.38%, 02/16/24(b)(c)	800	766,944
Svensk Exportkredit AB
0.25%, 09/29/23	200	193,468
0.50%, 11/10/23	395	382,135
0.50%, 08/26/25	1,915	1,760,651
0.63%, 10/07/24	200	189,166
0.63%, 05/14/25	1,025	953,629
1.75%, 12/12/23	405	398,739

		4,644,732

Thailand — 0.0%
Export Import Bank of Thailand, 1.46%, 10/15/25(d)	200	185,398

Trinidad and Tobago — 0.0%
Trinidad & Tobago Government International Bond
4.38%, 01/16/24(d)	200	200,832
4.50%, 08/04/26(d)	600	595,644

		796,476

Tunisia — 0.0%
Tunisian Republic, 5.75%, 01/30/25(d)	628	430,211

Turkey — 0.3%
Hazine Mustesarligi Varlik Kiralama AS
4.49%, 11/25/24(d)	400	384,812
5.13%, 06/22/26(d)	2,100	1,972,362
7.25%, 02/24/27(d)	800	802,328
Istanbul Metropolitan Municipality, 6.38%, 12/09/25(d)	400	362,224
Turkey Government International Bond
4.25%, 03/13/25(c)	1,000	919,980
4.25%, 04/14/26	1,600	1,409,872
4.75%, 01/26/26	1,200	1,081,008
4.88%, 10/09/26	1,400	1,233,764
5.60%, 11/14/24(c)	1,400	1,338,568
5.75%, 03/22/24	1,200	1,173,972
6.00%, 03/25/27	1,000	909,730
6.35%, 08/10/24(c)	1,100	1,075,305
6.38%, 10/14/25	1,200	1,149,252
7.25%, 12/23/23	600	608,118
7.38%, 02/05/25	1,544	1,536,450
Turkiye Ihracat Kredi Bankasi AS
5.38%, 10/24/23(d)	200	196,168
5.75%, 07/06/26(d)	200	181,660
6.13%, 05/03/24(d)	200	194,850
8.25%, 01/24/24(d)	400	407,960
Turkiye Vakiflar Bankasi TAO, 5.50%, 10/01/26(d)	200	179,228

		17,117,611

60	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Ukraine — 0.0%
Ukraine Government International Bond
7.75%, 09/01/23(d)	$530	$209,350
7.75%, 09/01/24(d)	800	270,000
7.75%, 09/01/25(d)	1,200	390,975
7.75%, 09/01/26(d)	200	65,500
8.99%, 02/01/24(d)	600	211,500

		1,147,325

United Arab Emirates — 0.1%
Abu Dhabi Government International Bond
0.75%, 09/02/23(d)	800	777,016
2.13%, 09/30/24(d)	1,600	1,557,984
2.50%, 04/16/25(d)	1,400	1,369,634
3.13%, 05/03/26(d)	1,200	1,193,100
RAK Capital, 3.09%, 03/31/25(d)	500	491,650
Sharjah Sukuk Ltd., 3.76%, 09/17/24(d)	200	201,984
Sharjah Sukuk Program Ltd., 3.85%, 04/03/26(d)	800	799,584

		6,390,952

Uruguay — 0.0%
Uruguay Government International Bond, 4.50%, 08/14/24	500	509,475

Vietnam — 0.0%
Vietnam Government International Bond, 4.80%, 11/19/24(d)	454	465,627

Zambia — 0.0%
Zambia Government International Bond, 8.50%, 04/14/24(d)(h)(i)	400	299,212

Total Foreign Government Obligations — 6.2% (Cost: $391,751,313)		367,652,246

Municipal Debt Obligations

California — 0.0%
University of California, Series BG, 0.88%, 05/15/25 (Call 04/15/25)	70	64,948

Florida — 0.0%
State Board of Administration Finance Corp., 1.26%, 07/01/25	650	608,175

New York — 0.0%
Port Authority of New York & New Jersey RB, Series AAA, 1.09%, 07/01/23	500	490,743

Utah — 0.1%
State of Utah, Series B, 3.54%, 07/01/25	1,000	1,008,976

Total Municipal Debt Obligations — 0.1% (Cost: $2,237,356)		2,172,842

U.S. Government & Agency Obligations

Mortgage-Backed Securities — 7.5%
Federal Home Loan Mortgage Corp.
1.93%, 02/01/45, (12 mo. LIBOR US + 1.622%)(a)	13	12,898
2.00%, 11/01/35	3,993	3,755,006
2.50%, 01/01/30	363	356,685
2.50%, 08/01/31	323	314,495
2.50%, 10/01/31	724	704,677
2.50%, 12/01/31	398	386,718
2.50%, 02/01/32	475	462,361

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
2.50%, 01/01/33	$1,281	$1,247,050
3.00%, 05/01/29	13,486	13,468,046
3.00%, 05/01/30	327	325,753
3.00%, 06/01/30	31	30,346
3.00%, 07/01/30	248	246,710
3.00%, 12/01/30	360	358,040
3.00%, 05/01/31	130	128,994
3.00%, 06/01/31	88	88,293
3.50%, 05/01/32	74	74,317
3.50%, 09/01/32	60	61,129
3.50%, 07/01/33	138	138,338
3.50%, 06/01/34	632	634,808
4.00%, 05/01/33	132	134,864
Federal National Mortgage Association
1.83%, 12/01/44, (12 mo. LIBOR US + 1.576%)(a)	12	11,998
2.29%, 04/01/44, (12 mo. LIBOR US + 1.590%)(a)	42	42,821
2.50%, 10/01/35	743	715,315
2.50%, 03/01/37	1,165	1,117,020
2.50%, 05/01/37	581	556,560
Series 2012-M13, Class A2, 2.38%, 05/25/22	24	23,892
Series 2014-M13, Class A2, 3.02%, 08/25/24(a)	65	64,039
Series 2019-M25, Class A1, 2.14%, 11/25/29	971	937,290
FHLMC Multifamily Structured Pass Through Certificates
Series K722, Class A2, 2.41%, 03/25/23 (Call 03/25/23)	1,574	1,567,858
Series K725, Class A1, 2.67%, 05/25/23 (Call 07/25/22)	172	171,602
Freddie Mac Multifamily Structured Pass Through Certificates
Series K027, Class A2, 2.64%, 01/25/23 (Call 01/25/23)	2,358	2,353,357
Series K033, Class A2, 3.06%, 07/25/23 (Call 07/25/23)(a)	2,000	1,999,572
Series K034, Class A2, 3.53%, 07/25/23 (Call 07/25/23)(a)	1,250	1,256,153
Series K036, Class A2, 3.53%, 10/25/23 (Call 10/25/23)(a)	500	502,410
Series K037, Class A2, 3.49%, 01/25/24 (Call 01/25/24)	5,000	5,018,939
Series K042, Class A2, 2.67%, 12/25/24 (Call 12/25/24)	5,000	4,911,128
Series K048, Class A2, 3.28%, 06/25/25 (Call 06/25/25)(a)	1,347	1,345,834
Series K049, Class A2, 3.01%, 07/25/25 (Call 07/25/25)	1,129	1,118,872
Series K051, Class A2, 3.31%, 09/25/25 (Call 09/25/25)	1,622	1,620,729
Series K053, Class A2, 3.00%, 12/25/25 (Call 12/25/25)	1,000	988,741
Series K067, Class A1, 2.90%, 03/25/27 (Call 03/25/27)	3,358	3,319,313
Series K-1512, Class A2, 2.99%, 05/25/31 (Call 05/25/31)	460	443,373
Series K-1512, Class A3, 3.06%, 04/25/34 (Call 04/25/34)	450	419,092
Series K724, Class A2, 3.06%, 11/25/23 (Call 11/25/23)(a)	1,500	1,498,608
Series K729, Class A1, 2.95%, 02/25/24 (Call 02/25/24)	702	702,147

S C H E D U L E O F I N V E S T M E N T S	61

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Uniform Mortgage-Backed Securities
1.50%, 03/01/36	$2,688	$2,464,307
1.50%, 10/01/36	2,646	2,426,199
1.50%, 11/01/36	2,249	2,061,497
1.50%, 02/01/37	16,186	14,836,776
1.50%, 03/01/37	19,981	18,302,424
1.50%, 04/01/37	3,630	3,325,362
1.50%, 05/17/37(m)	55,401	50,666,288
2.00%, 10/01/35	11,753	11,051,025
2.00%, 12/01/35	7,448	7,003,430
2.00%, 02/01/36	23,863	22,435,492
2.00%, 03/01/36	6,518	6,123,243
2.00%, 04/01/36	14,170	13,304,416
2.00%, 05/01/36	14,429	13,547,573
2.00%, 06/01/36	1,187	1,114,077
2.00%, 06/01/36(n)	14,872	13,963,718
2.00%, 07/01/36	8,453	7,936,707
2.00%, 08/01/36	891	836,053
2.00%, 10/01/36	1,929	1,811,316
2.00%, 11/01/36	13,238	12,428,975
2.00%, 12/01/36	11,989	11,256,587
2.00%, 01/01/37	20,815	19,544,698
2.00%, 05/17/37(m)	9,360	11,674,026
2.50%, 07/01/28	475	467,315
2.50%, 12/01/29	119	117,281
2.50%, 03/01/30	59	57,745
2.50%, 07/01/30	74	71,472
2.50%, 08/01/30	216	209,956
2.50%, 12/01/30	36	35,102
2.50%, 01/01/31	30	29,206
2.50%, 05/01/31	601	584,099
2.50%, 08/01/31	879	854,529
2.50%, 09/01/31	623	605,589
2.50%, 10/01/31	3,264	3,186,399
2.50%, 12/01/31	1,005	977,085
2.50%, 01/01/32	4,456	4,330,269
2.50%, 02/01/32	817	794,269
2.50%, 03/01/32	757	735,254
2.50%, 04/01/32	5,571	5,414,491
2.50%, 07/01/32	6,303	6,125,814
2.50%, 10/01/32	115	111,522
2.50%, 01/01/33	951	924,568
2.50%, 07/01/35	7,919	7,618,770
2.50%, 10/01/35(n)	13,349	12,843,151
2.50%, 10/01/35	2,551	2,454,222
2.50%, 03/01/36	1,750	1,679,662
2.50%, 05/01/36	11,793	11,317,273
2.50%, 06/01/36	569	546,324
2.50%, 07/01/36	698	669,718
2.50%, 03/01/37	9,670	9,265,672
2.50%, 04/01/37	2,938	2,814,411
2.50%, 05/17/37(m)	7,165	12,294,385
3.00%, 10/01/27	38	37,612
3.00%, 10/01/28	188	188,104
3.00%, 11/01/28	182	181,557
3.00%, 03/01/30	6,098	6,063,518
3.00%, 04/01/30	82	81,823
3.00%, 07/01/30	54	53,694
3.00%, 08/01/30	192	190,758
3.00%, 09/01/30	296	293,922

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.00%, 10/01/30	$151	$149,946
3.00%, 11/01/30	31	31,068
3.00%, 12/01/30	127	126,371
3.00%, 01/01/31	1,838	1,826,763
3.00%, 02/01/31	935	929,564
3.00%, 03/01/31	200	198,247
3.00%, 04/01/31	92	90,602
3.00%, 06/01/31	559	554,244
3.00%, 07/01/31	654	648,950
3.00%, 09/01/31	179	177,981
3.00%, 10/01/31	37	36,392
3.00%, 01/01/32	629	624,389
3.00%, 02/01/32	2,022	2,006,804
3.00%, 03/01/32	184	182,800
3.00%, 06/01/32	587	583,542
3.00%, 08/01/32	371	367,495
3.00%, 11/01/32	603	597,061
3.00%, 12/01/32	964	956,023
3.00%, 02/01/33	669	663,374
3.00%, 10/01/33	694	683,124
3.00%, 07/01/34	307	302,951
3.00%, 09/01/34	3,546	3,494,317
3.00%, 11/01/34	499	491,265
3.00%, 12/01/34	4,091	4,031,083
3.00%, 05/17/37(m)	7,620	7,468,493
3.50%, 01/01/27	7	6,983
3.50%, 12/01/29	14	14,383
3.50%, 07/01/30	162	163,282
3.50%, 10/01/30	71	72,116
3.50%, 11/01/30	8	8,236
3.50%, 03/01/31	96	97,143
3.50%, 06/01/31	169	170,546
3.50%, 01/01/32	89	89,484
3.50%, 05/01/32	139	140,625
3.50%, 06/01/32	167	169,115
3.50%, 07/01/32	45	45,857
3.50%, 08/01/32	44	43,671
3.50%, 09/01/32	289	291,882
3.50%, 10/01/32	44	43,626
3.50%, 11/01/32	30	30,088
3.50%, 03/01/33	458	462,482
3.50%, 04/01/33	596	597,743
3.50%, 05/01/33	359	361,089
3.50%, 06/01/33	645	647,578
3.50%, 02/01/34	4,880	4,901,992
3.50%, 07/01/34	1,086	1,090,034
3.50%, 08/01/34	651	653,136
3.50%, 01/01/35	491	492,190
3.50%, 05/17/37(m)	3,299	3,300,482
4.00%, 07/01/29	79	80,079
4.00%, 07/01/32	260	264,643
4.00%, 05/01/33	281	286,906
4.00%, 06/01/33	135	137,505
4.00%, 07/01/33	86	87,752
4.00%, 12/01/33	725	738,192
4.00%, 05/17/37	1,179	1,198,481
4.50%, 05/17/37	112	113,956
5.00%, 05/17/37	178	181,331

		442,182,378

62	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Agency Obligations — 1.1%
Federal Farm Credit Banks Funding Corp., 1.85%, 07/26/24	$35	$34,227
Federal Home Loan Banks
1.50%, 08/15/24	260	252,587
2.13%, 06/10/22	600	600,978
2.13%, 06/09/23	300	299,397
3.00%, 12/09/22	3,724	3,753,978
3.38%, 09/08/23	1,105	1,117,564
Federal Home Loan Mortgage Corp.
0.13%, 07/25/22	615	613,911
0.25%, 08/24/23	10,000	9,718,900
0.25%, 12/04/23	2,470	2,379,573
2.75%, 06/19/23	4,195	4,214,633
Federal National Mortgage Association
0.25%, 07/10/23	15,000	14,629,950
0.50%, 06/17/25	13,000	12,067,640
0.63%, 04/22/25	200	187,172
1.75%, 07/02/24(c)	6,850	6,699,985
2.00%, 10/05/22	1,800	1,805,040
2.38%, 01/19/23	2,610	2,619,318
2.50%, 02/05/24	705	704,655
2.63%, 09/06/24	2,550	2,541,942
2.88%, 09/12/23	800	804,096

		65,045,546

U.S. Government Obligations — 47.0%
U.S. Treasury Note/Bond
0.13%, 05/15/23	17,400	17,034,328
0.13%, 05/31/23	8,700	8,506,969
0.13%, 06/30/23	32,700	31,886,332
0.13%, 07/15/23	15,200	14,797,438
0.13%, 08/15/23	11,200	10,873,625
0.13%, 09/15/23	71,600	69,348,516
0.13%, 10/15/23	5,000	4,829,883
0.13%, 12/15/23	21,800	20,946,734
0.13%, 01/15/24	19,100	18,301,680
0.25%, 04/15/23(c)	11,000	10,807,070
0.25%, 06/15/23	34,000	33,253,594
0.25%, 09/30/23	39,450	38,227,975
0.25%, 11/15/23	4,250	4,102,412
0.25%, 03/15/24	20,000	19,114,063
0.25%, 06/15/24	29,900	28,353,609
0.25%, 05/31/25	20,000	18,439,063
0.25%, 09/30/25	22,400	20,455,750
0.25%, 10/31/25	4,700	4,282,508
0.38%, 04/15/24	32,000	30,580,000
0.38%, 07/15/24(c)	35,000	33,206,250
0.38%, 08/15/24	31,500	29,806,875
0.38%, 09/15/24	270,000	254,791,408
0.38%, 04/30/25	13,100	12,157,414
0.38%, 12/31/25	22,200	20,229,750
0.50%, 03/31/25	20,800	19,420,375
0.50%, 02/28/26	43,000	39,197,187
0.63%, 10/15/24	32,900	31,177,891
0.63%, 07/31/26	29,850	27,074,883
0.75%, 11/15/24	71,700	67,997,368
0.75%, 03/31/26	20,000	18,375,000
0.75%, 05/31/26	54,100	49,514,180
0.75%, 08/31/26	47,500	43,250,977
0.88%, 06/30/26	48,800	44,823,563
0.88%, 09/30/26	296,050	270,608,203

Security	Par (000)	Value

U.S. Government Obligations (continued)
1.00%, 12/15/24	$58,200	$55,480,969
1.13%, 01/15/25	40,000	38,178,125
1.13%, 02/28/25	18,000	17,146,406
1.13%, 10/31/26	22,800	21,041,906
1.13%, 02/28/27	5,400	4,959,141
1.25%, 07/31/23	30,500	30,074,668
1.25%, 08/31/24	3,200	3,087,000
1.25%, 11/30/26	70,000	64,925,000
1.25%, 12/31/26	16,950	15,695,965
1.38%, 06/30/23	4,000	3,957,969
1.38%, 08/31/23	41,500	40,914,785
1.38%, 09/30/23	36,300	35,741,320
1.38%, 01/31/25	9,000	8,642,109
1.50%, 03/31/23	2,000	1,990,078
1.50%, 09/30/24	11,500	11,143,320
1.50%, 10/31/24	15,000	14,512,500
1.50%, 11/30/24	19,230	18,580,987
1.50%, 02/15/25	47,300	45,533,641
1.50%, 08/15/26	20,000	18,820,313
1.50%, 01/31/27	45,700	42,775,914
1.63%, 04/30/23(c)	25,000	24,870,117
1.63%, 05/31/23	11,800	11,723,945
1.63%, 02/15/26	35,000	33,334,766
1.63%, 10/31/26	30,000	28,317,187
1.75%, 05/15/23	16,000	15,928,750
1.75%, 06/30/24	16,500	16,142,930
1.75%, 12/31/24	15,000	14,567,578
1.75%, 03/15/25	29,900	28,965,625
1.88%, 08/31/24	19,800	19,374,609
1.88%, 02/28/27	36,000	34,284,375
2.00%, 04/30/24	34,500	34,018,887
2.00%, 06/30/24	14,000	13,775,781
2.00%, 02/15/25	27,500	26,851,172
2.00%, 08/15/25	7,600	7,378,531
2.00%, 11/15/26	30,000	28,760,156
2.13%, 11/30/23	700	695,160
2.13%, 02/29/24	12,650	12,525,971
2.13%, 03/31/24	23,000	22,752,031
2.13%, 07/31/24	13,900	13,698,016
2.13%, 09/30/24	15,000	14,751,562
2.13%, 11/30/24	7,800	7,655,578
2.13%, 05/15/25	9,000	8,794,687
2.25%, 12/31/23	8,350	8,298,139
2.25%, 01/31/24	23,000	22,837,383
2.25%, 04/30/24	17,600	17,441,187
2.25%, 10/31/24	7,200	7,094,250
2.25%, 11/15/24	19,600	19,301,406
2.25%, 12/31/24	4,000	3,935,938
2.25%, 11/15/25	10,000	9,767,969
2.25%, 02/15/27	10,100	9,780,430
2.38%, 02/29/24	19,000	18,898,320
2.38%, 08/15/24	23,400	23,158,687
2.38%, 04/30/26	2,000	1,957,031
2.50%, 03/31/23	8,000	8,030,938
2.50%, 08/15/23	12,000	12,014,063
2.50%, 01/31/24	16,500	16,452,305
2.50%, 05/15/24	16,700	16,620,414
2.50%, 01/31/25	19,300	19,108,508
2.50%, 03/31/27(c)	31,000	30,380,000
2.63%, 06/30/23	8,750	8,782,812

S C H E D U L E O F I N V E S T M E N T S	63

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par/ Shares (000)		Value

U.S. Government Obligations (continued)
2.63%, 12/31/23	$2,000		$2,000,547
2.63%, 03/31/25	5,250		5,210,625
2.63%, 04/15/25	7,000		6,949,688
2.63%, 01/31/26	13,000		12,851,719
2.75%, 04/30/23	26,100		26,247,832
2.75%, 05/31/23	9,200		9,250,672
2.75%, 07/31/23	16,500		16,570,899
2.75%, 08/31/23	12,000		12,044,531
2.75%, 02/28/25	12,450		12,402,340
2.75%, 06/30/25	14,000		13,931,094
2.75%, 08/31/25	12,000		11,929,688
2.88%, 09/30/23	14,200		14,273,219
2.88%, 10/31/23	4,800		4,822,125
2.88%, 11/30/23	9,900		9,942,926
2.88%, 04/30/25	22,100		22,086,187
2.88%, 05/31/25(c)	35,000		34,961,719
2.88%, 07/31/25	6,000		5,991,563
2.88%, 11/30/25	4,900		4,888,133
3.00%, 10/31/25	8,000		8,018,750
6.88%, 08/15/25	4,300		4,830,109
7.50%, 11/15/24	500		556,719

			2,771,763,268

Total U.S. Government & Agency Obligations — 55.6% (Cost: $3,441,093,687)			3,278,991,192

Common Stocks

Diversified Financial Services — 0.0%
HoldCo.(j)	16		—

Energy Equipment & Services — 0.0%
Patterson-UTI Energy Inc.	1		5,031

Health Care Technology — 0.0%
Quincy Health LLC(j)	1		4,636

Metals & Mining — 0.0%
Foresight Energy LLC(j)	0	(o)	—

Total Common Stocks — 0.0% (Cost $250,019)			9,667

Preferred Stocks

Diversified Financial Services — 0.0%
HoldCo. Preference Shares(j)	0	(o)	—

Total Preferred Stocks — 0.0% (Cost $97)			—

Warrants

Advertising — 0.0%
Affinion Group Inc. (Expires 12/12/23)	0	(o)	—

Total Warrants — 0.0% (Cost $0)			—

Short-Term Investments

Money Market Funds — 3.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.38%(p)(q)	77,008		77,008,352

Security	Shares/ Par (000)	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.34%(p)(q)(r)	138,326	$138,326,293

		215,334,645

Total Short-Term Investments — 3.6% (Cost: $215,312,120)		215,334,645

Total Investments Before TBA Sales Commitments — 102.9% (Cost: $6,381,412,877)		6,068,541,936

TBA Sales Commitments(m)

Mortgage-Backed Securities — (0.1)%
Uniform Mortgage-Backed Securities
1.50%, 05/17/37	(425)	(388,678)
2.00%, 05/17/37	(3,100)	(2,904,453)
2.50%, 05/17/37	(5,684)	(5,438,656)

		(8,731,787)

Total TBA Sales Commitments — (0.1)% (Proceeds: $(8,764,981))		(8,731,787)

Total Investments, Net of TBA Sales Commitments —102.8% (Cost: $6,372,647,896)		6,059,810,149

Other Assets, Less Liabilities — (2.8)%		(163,629,321)

Net Assets — 100.0%		$5,896,180,828

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Perpetual security with no stated maturity date.
(f)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(g)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(h)	Issuer filed for bankruptcy and/or is in default.
(i)	Non-income producing security.
(j)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(k)	U.S. dollar denominated security issued by foreign domiciled entity.
(l)	Zero-coupon bond.
(m)	Represents or includes a TBA transaction.
(n)	All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(o)	Rounds to less than 1,000.
(p)	Affiliate of the Fund.
(q)	Annualized 7-day yield as of period end.
(r)	All or a portion of this security was purchased with the cash collateral from loaned securities.

64	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core 1-5 Year USD Bond ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/22	Shares Held at 04/30/22 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional,
SL Agency Shares	$209,694,244	$—	$(132,585,701	)(a)	$(81,966)	$(18,225)	$77,008,352	77,008	$120,023		$—
BlackRock Cash Funds: Treasury, SL Agency Shares	436,729,815	—	(298,403,522	)(a)	—	—	138,326,293	138,326	198,556	(b)	—

					$(81,966)	$(18,225)	$215,334,645		$318,579		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Asset-Backed Securities	$—	$34,419,431	$—	$34,419,431
Collaterized Mortgage Obligations	—	77,543,497	—	77,543,497
Corporate Bonds & Notes	—	2,092,418,416	—	2,092,418,416
Foreign Government Obligations	—	367,652,246	—	367,652,246
Municipal Debt Obligations	—	2,172,842	—	2,172,842
U.S. Government & Agency Obligations	—	3,278,991,192	—	3,278,991,192
Common Stocks	5,031	—	4,636	9,667
Preferred Stocks	—	—	—	—
Warrants	—	—	—	—
Money Market Funds	215,334,645	—	—	215,334,645

	215,339,676	5,853,197,624	4,636	6,068,541,936

Liabilities
TBA Sales Commitments	—	(8,731,787)	—	(8,731,787)

	$215,339,676	$5,844,465,837	$4,636	$6,059,810,149

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	65

Schedule of Investments (unaudited) April 30, 2022	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Corporate Bonds & Notes

Australia — 0.4%
AGI Finance Pty Ltd., 2.12%, 06/24/27 (Call 03/24/27)	AUD	200	$124,579
APT Pipelines Ltd.
0.75%, 03/15/29 (Call 12/15/28)(a)	EUR	100	92,886
2.00%, 03/22/27(a)	EUR	300	309,851
3.50%, 03/22/30(a)	GBP	200	245,293
Aurizon Finance Pty Ltd., 3.00%, 03/09/28 (Call 12/09/27)	AUD	100	61,366
Aurizon Network Pty Ltd., 2.00%, 09/18/24(a)	EUR	200	213,931
Ausgrid Finance Pty Ltd., 3.75%, 10/30/24 (Call 08/01/24)(a)	AUD	200	140,814
AusNet Services Holdings Pty Ltd.
0.63%, 08/25/30(a)	EUR	300	270,484
2.60%, 07/31/29	AUD	300	178,536
3.00%, 02/13/24(a)	EUR	200	218,731
Australia & New Zealand Banking Group Ltd.
0.25%, 11/29/22	EUR	300	317,251
0.45%, 11/22/23(a)	EUR	200	210,201
0.67%, 05/05/31 (Call 05/05/26)(a)(b)	EUR	200	193,396
0.75%, 09/29/26(a)	EUR	700	709,510
3.10%, 02/08/24(a)	AUD	300	211,480
Australia Pacific Airports Melbourne Pty Ltd., 3.76%, 11/25/31 (Call 08/25/31)	AUD	300	184,200
BHP Billiton Finance Ltd.
Series 11, 3.25%, 09/25/24(a)	GBP	150	190,921
Series 12, 4.30%, 09/25/42	GBP	200	272,658
Series 17, 1.50%, 04/29/30 (Call 01/29/30)(a)	EUR	345	343,150
Brisbane Airport Corp. Pty Ltd., 4.50%, 12/30/30 (Call 10/01/30)	AUD	300	197,252
Charter Hall Ltd., 2.09%, 03/03/28 (Call 12/03/27)(a)	AUD	100	60,478
Commonwealth Bank Australia, 1.00%, 04/14/32	AUD	200	140,293
Commonwealth Bank of Australia
0.50%, 07/11/22(a)	EUR	400	422,643
0.50%, 07/27/26(a)	EUR	100	101,542
0.88%, 02/19/29(a)	EUR	400	400,902
1.13%, 01/18/28(a)	EUR	100	101,860
1.94%, 10/03/29 (Call 10/03/24)(a)(b)	EUR	100	104,434
3.00%, 01/11/24(a)	AUD	200	140,916
3.00%, 09/04/26(a)	GBP	100	129,271
Lendlease Finance Ltd., 3.70%, 03/31/31 (Call 12/31/30)(a)	AUD	100	60,866
Lonsdale Finance Pty Ltd., 2.45%, 11/20/26 (Call 08/20/26)(a)	AUD	200	128,644
Macquarie Bank Ltd., 1.75%, 08/07/24(a)	AUD	400	270,674
Macquarie Group Ltd.
0.35%, 03/03/28(a)	EUR	300	277,912
0.63%, 02/03/27(a)	EUR	100	97,481
National Australia Bank Ltd.
0.25%, 05/20/24(a)	EUR	340	352,715
0.30%, 10/31/25(a)	CHF	150	150,339
0.63%, 08/30/23(a)	EUR	460	485,306
0.75%, 01/30/26(a)	EUR	200	206,116
0.88%, 11/16/22(a)	EUR	200	212,178
1.13%, 05/20/31(a)	EUR	236	226,880
1.70%, 09/15/31 (Call 09/15/26)(a)(b)	GBP	200	227,075
2.25%, 06/06/25(a)	EUR	200	217,202
2.75%, 08/08/22(a)	EUR	50	53,181

Security		Par (000)	Value

Australia (continued)
2.90%, 02/26/24(a)	AUD	200	$140,335
2.90%, 02/25/27	AUD	500	335,608
NSW Electricity Networks Finance Pty Ltd., 2.54%, 09/23/30 (Call 06/25/30)	AUD	150	85,099
Optus Finance Pty Ltd., 1.00%, 06/20/29 (Call 03/20/29)(a)	EUR	400	383,344
Origin Energy Finance Ltd., 1.00%, 09/17/29 (Call 06/17/29)(a)	EUR	130	117,806
Pacific National Finance Pty Ltd.
3.80%, 09/08/31 (Call 06/10/31)(a)	AUD	150	90,095
5.25%, 05/19/25	AUD	50	35,532
Qantas Airways Ltd., 2.95%, 11/27/29 (Call 08/27/29)(a)	AUD	250	143,823
Scentre Group Trust 1/Scentre Group Trust 2
1.38%, 03/22/23 (Call 12/22/22)(a)	EUR	150	159,038
1.45%, 03/28/29 (Call 12/28/28)(a)	EUR	100	96,315
Telstra Corp. Ltd.
1.38%, 03/26/29 (Call 12/26/28)(a)	EUR	100	101,768
3.50%, 09/21/22(a)	EUR	428	457,858
4.00%, 09/16/22(a)	AUD	50	35,663
Toyota Finance Australia Ltd., 0.25%, 04/09/24(a)	EUR	200	207,669
Transurban Finance Co. Pty Ltd.
2.00%, 08/28/25 (Call 05/28/25)(a)	EUR	100	106,588
3.00%, 04/08/30 (Call 01/08/30)(a)	EUR	200	218,294
WestConnex Finance Co. Pty Ltd., 3.15%, 03/31/31 (Call 12/31/30)(a)	AUD	150	88,220
Westfield America Management Ltd.
2.13%, 03/30/25 (Call 01/30/25)(a)	GBP	200	239,097
2.63%, 03/30/29 (Call 12/30/28)(a)	GBP	100	113,662
Westpac Banking Corp.
0.38%, 03/05/23(a)	EUR	200	211,477
0.38%, 04/02/26(a)	EUR	300	304,237
0.50%, 05/17/24(a)	EUR	200	208,889
0.50%, 01/16/25(a)	EUR	200	207,169
0.77%, 05/13/31 (Call 05/13/26)(a)(b)	EUR	150	145,835
1.13%, 09/05/27(a)	EUR	320	324,847
1.38%, 05/17/32(a)	EUR	300	302,164
2.40%, 01/25/27	AUD	200	131,277
3.25%, 11/16/23	AUD	100	70,891
Woolworths Group Ltd., 2.80%, 05/20/30(a)	AUD	300	181,815

			14,499,813

Austria — 0.3%
Autobahnen- und Schnellstrassen-Finanzierungs-AG
0.25%, 10/18/24(a)	EUR	400	413,882
0.63%, 09/15/22(a)	EUR	100	105,862
BAWAG PSK Bank fuer Arbeit und Wirtschaft und Oesterreichische Postsparkasse AG
0.00%, 09/23/30(a)(c)	EUR	100	91,641
0.10%, 05/12/31(a)	EUR	200	182,116
0.63%, 06/19/34(a)	EUR	200	181,496
Erste Group Bank AG
0.00%, 09/11/29(a)(c)	EUR	200	187,528
0.25%, 01/27/31(a)	EUR	400	348,593
0.50%, 01/12/37(a)	EUR	200	170,708
0.63%, 04/17/26(a)	EUR	200	205,023
0.88%, 05/13/27(a)	EUR	400	399,117
1.00%, 06/10/30 (Call 06/10/25)(a)(b)	EUR	200	197,508
HYPO NOE Landesbank fuer Niederoesterreich und
Wien AG, 0.38%, 04/04/23(a)	EUR	200	211,349

66	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Austria (continued)
Hypo Vorarlberg Bank AG, 0.63%, 07/17/26(a)	EUR	300	$306,221
JAB Holdings BV
1.00%, 12/20/27(a)	EUR	200	194,229
1.75%, 05/25/23(a)	EUR	300	319,754
1.75%, 06/25/26(a)	EUR	300	311,554
2.25%, 12/19/39(a)	EUR	100	84,530
Series 11Y, 2.50%, 06/25/29(a)	EUR	200	206,418
OeBB Infrastruktur AG
1.00%, 11/18/24(a)	EUR	750	789,401
3.38%, 05/18/32(a)	EUR	50	60,597
OeBB-Infrastruktur AG
2.25%, 07/04/23(a)	EUR	200	215,621
3.00%, 10/24/33	EUR	150	177,960
Oesterreichische Kontrollbank AG, 0.25%, 09/26/24(a)	EUR	200	207,051
OMV AG
1.88%, 12/04/28(a)	EUR	200	209,526
2.00%, 04/09/28(a)	EUR	530	561,545
2.88%, (Call 06/01/29)(a)(b)(d)	EUR	100	94,045
2.88%, (Call 03/19/24)(a)(b)(d)	EUR	300	311,754
Raiffeisen Bank International AG
0.05%, 09/01/27(a)	EUR	400	370,823
1.50%, 03/12/30 (Call 03/12/25)(a)(b)	EUR	200	189,657
Raiffeisenlandesbank Niederoesterreich-Wien AG
0.38%, 09/13/24(a)	EUR	300	311,314
0.63%, 08/28/26	EUR	100	102,013
Raiffeisenlandesbank Oberoesterreich AG, 0.50%,
01/22/35(a)	EUR	200	177,054
Raiffeisen-Landesbank Steiermark AG, 1.38%, 05/11/33(a)	EUR	100	100,023
Raiffeisenlandesbank Vorarlberg Waren-Und Revisionsverband registrierte GenmbH, 0.38%, 11/13/34	EUR	200	174,742
Telekom Finanzmanagement GmbH, 1.50%,
12/07/26 (Call 09/07/26)(a)	EUR	200	210,376
UniCredit Bank Austria AG
0.25%, 06/21/30(a)	EUR	100	94,047
0.63%, 03/20/29(a)	EUR	200	197,691
0.75%, 02/25/25(a)	EUR	300	312,697
UNIQA Insurance Group AG, 6.00%, 07/27/46 (Call 07/27/26)(a)(b)	EUR	100	117,050
Verbund AG, 1.50%, 11/20/24(a)	EUR	200	213,064
Vienna Insurance Group AG Wiener Versicherung Gruppe, 1.00%, 03/26/36 (Call 12/26/35)(a)	EUR	100	84,802
Volksbank Wien AG, 0.13%, 11/19/29	EUR	200	188,163

			9,588,545

Belgium — 0.3%
Ageas SA/NV, 1.88%, 11/24/51 (Call 05/24/31)(a)(b) .	EUR	100	89,446
Aliaxis Finance SA, 0.88%, 11/08/28 (Call 08/08/28)(a)	EUR	200	182,565
Anheuser-Busch InBev Finance Inc., Series MPLE, 4.32%, 05/15/47 (Call 11/15/46)	CAD	100	68,078
Anheuser-Busch InBev SA/NV
1.15%, 01/22/27 (Call 10/22/26)(a)	EUR	600	616,317
1.50%, 04/18/30(a)	EUR	340	338,030
2.13%, 12/02/27 (Call 09/02/27)(a)	EUR	200	212,811
2.25%, 05/24/29(a)	GBP	150	177,898
2.70%, 03/31/26(a)	EUR	100	109,455
2.75%, 03/17/36(a)	EUR	320	326,316
2.85%, 05/25/37(a)	GBP	260	296,028

Security		Par (000)	Value

Belgium (continued)
2.88%, 04/02/32 (Call 01/02/32)(a)	EUR	350	$380,465
3.70%, 04/02/40 (Call 10/02/39)(a)	EUR	250	279,683
Argenta Spaarbank Covered, 0.75%, 03/03/29	EUR	400	398,109
Argenta Spaarbank NV, 1.00%, 01/29/27(a)	EUR	200	196,932
Belfius Bank SA
0.00%, 08/28/26(a)(c)	EUR	500	490,035
0.13%, 09/14/26(a)	EUR	200	199,778
0.38%, 10/24/23(a)	EUR	200	210,214
0.38%, 02/13/26(a)	EUR	200	198,822
BNP Paribas Fortis SA, 0.63%, 10/04/25(a)	EUR	100	103,201
Elia Group SA/NV, 1.50%, 09/05/28 (Call 06/05/28)(a)	EUR	200	204,530
Elia Transmission Belgium SA, 0.88%, 04/28/30 (Call 01/28/30)(a)	EUR	200	189,345
Euroclear Bank SA
0.13%, 07/07/25(a)	EUR	200	202,356
0.50%, 07/10/23(a)	EUR	185	195,410
Euroclear Investments SA, 1.50%, 04/11/30	EUR	200	205,302
Flemish Community (The), 0.38%, 10/13/26(a)	EUR	100	102,544
FLUVIUS System Operator CVBA
1.75%, 12/04/26(a)	EUR	300	318,802
2.88%, 05/07/29(a)	EUR	100	110,317
Groupe Bruxelles Lambert SA, 1.88%, 06/19/25 (Call 03/19/25)(a)	EUR	200	213,906
ING Belgium SA
0.00%, 02/20/30(a)(c)	EUR	200	185,840
0.75%, 09/28/26(a)	EUR	400	410,688
KBC Group NV
0.38%, 06/16/27 (Call 06/16/26)(a)(b)	EUR	400	394,864
0.63%, 12/07/31 (Call 09/07/26)(a)(b)	EUR	300	283,944
0.75%, 10/18/23(a)	EUR	400	422,064
0.75%, 01/24/30(a)	EUR	100	93,365
Solvay SA, 2.75%, 12/02/27 (Call 09/02/27)(a)	EUR	200	215,575
VGP NV, 2.25%, 01/17/30 (Call 10/17/29)(a)	EUR	300	264,632

			8,887,667

Canada — 1.5%
407 International Inc.
1.80%, 05/22/25 (Call 04/22/25)(e)	CAD	200	147,629
2.43%, 05/04/27 (Call 02/04/27)	CAD	200	146,180
2.47%, 09/08/22 (Call 08/08/22)	CAD	300	233,291
2.84%, 03/07/50 (Call 09/07/49)	CAD	200	113,598
3.67%, 03/08/49 (Call 09/08/48)	CAD	200	134,135
3.83%, 05/11/46 (Call 11/11/45)	CAD	200	139,051
3.98%, 09/11/52 (Call 06/11/52)	CAD	25	17,583
Aeroports de Montreal
3.03%, 04/21/50 (Call 10/21/49)	CAD	150	88,953
Series I, 5.47%, 04/16/40	CAD	150	129,722
AIMCo Realty Investors LP, Series 4, 2.71%, 06/01/29 (Call 03/01/29)	CAD	200	141,203
Alberta Powerline LP, 4.07%, 12/01/53	CAD	198	143,447
Alectra Inc.
1.75%, 02/11/31 (Call 11/11/30)	CAD	200	128,900
Series A, 2.49%, 05/17/27 (Call 02/17/27)	CAD	150	110,221
Algonquin Power Co., 4.60%, 01/29/29 (Call 10/29/28)	CAD	100	78,325
Alimentation Couche-Tard Inc., 3.06%, 07/26/24 (Call 05/26/24)	CAD	150	114,991
Allied Properties Real Estate Investment Trust
3.10%, 02/06/32 (Call 11/06/31)	CAD	300	194,061
3.13%, 05/15/28 (Call 03/15/28)	CAD	200	142,198

S C H E D U L E O F I N V E S T M E N T S	67

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Canada (continued)
AltaGas Ltd.
2.16%, 06/10/25 (Call 05/10/25)	CAD	200	$146,621
2.17%, 03/16/27 (Call 01/16/27)	CAD	400	280,092
3.98%, 10/04/27 (Call 07/04/27)	CAD	150	113,520
AltaLink LP
3.67%, 11/06/23	CAD	200	156,766
3.72%, 12/03/46 (Call 06/03/46)	CAD	50	34,690
3.99%, 06/30/42	CAD	200	147,005
4.09%, 06/30/45 (Call 12/30/44)(a)	CAD	100	74,131
Bank of Montreal
0.05%, 06/08/29(a)	EUR	400	376,752
0.25%, 01/10/24(a)	EUR	100	104,548
1.55%, 05/28/26 (Call 04/28/26)	CAD	150	105,883
1.76%, 03/10/26 (Call 02/10/26)	CAD	300	214,929
1.93%, 07/22/31 (Call 07/22/26)(b)	CAD	300	210,419
2.08%, 06/17/30 (Call 06/17/25)(b)	CAD	200	145,484
2.28%, 07/29/24	CAD	200	150,766
2.70%, 09/11/24	CAD	200	153,248
2.70%, 12/09/26	CAD	50	37,217
2.85%, 03/06/24	CAD	500	383,400
2.89%, 06/20/23	CAD	400	310,531
3.19%, 03/01/28	CAD	500	375,258
3.65%, 04/01/27 (Call 03/01/27)	CAD	500	379,749
Bank of Nova Scotia, 0.00%, 12/15/27(c)	EUR	300	290,438
Bank of Nova Scotia (The)
0.00%, 01/14/27(a)(c)	EUR	300	295,781
0.25%, 01/11/24(a)	EUR	150	156,823
0.38%, 03/10/23(a)	EUR	150	158,614
0.38%, 10/23/23(a)	EUR	300	315,298
0.50%, 04/30/24(a)	EUR	351	365,655
1.40%, 11/01/27	CAD	200	134,679
2.16%, 02/03/25	CAD	200	148,601
2.29%, 06/28/24	CAD	350	266,285
2.38%, 05/01/23	CAD	200	154,202
2.84%, 07/03/29 (Call 07/03/24)(b)	CAD	800	605,183
2.88%, 05/03/27(a)	GBP	300	367,363
2.95%, 03/08/27	CAD	300	220,575
2.98%, 04/17/23	CAD	300	233,457
3.10%, 02/02/28	CAD	400	298,640
3.93%, 05/03/32 (Call 05/03/27)(b)	CAD	400	302,669
Bank of Nova Scotia/The, 0.00%, 09/14/29(a)(c)	EUR	300	279,662
BCI QuadReal Realty
1.07%, 02/04/26 (Call 01/04/26)	CAD	100	70,172
1.75%, 07/24/30 (Call 04/24/30)	CAD	200	128,267
bcIMC Realty Corp., 3.00%, 03/31/27 (Call 12/31/26)	CAD	100	74,438
Bell Canada
3.00%, 03/17/31 (Call 12/17/30)	CAD	100	68,068
4.05%, 03/17/51 (Call 09/17/50)	CAD	200	126,772
Bell Canada Inc.
2.50%, 05/14/30 (Call 02/14/30)	CAD	200	133,529
2.75%, 01/29/25 (Call 12/29/24)	CAD	300	226,355
2.90%, 09/10/29 (Call 06/10/29)	CAD	200	139,982
3.50%, 09/30/50 (Call 03/30/50)	CAD	200	114,366
Bell Telephone Co of Canada or Bell Canada (The)
2.70%, 02/27/24 (Call 12/27/23)	CAD	200	153,019
3.55%, 03/02/26 (Call 12/02/25)	CAD	100	76,213
3.60%, 09/29/27 (Call 06/29/27)	CAD	200	150,550
3.80%, 08/21/28 (Call 05/21/28)	CAD	100	75,228
4.35%, 12/18/45 (Call 06/18/45)(a)	CAD	200	135,719

Security		Par (000)	Value

Canada (continued)
British Columbia Ferry Services Inc., Series 19-1,
2.79%, 10/15/49 (Call 04/15/49)	CAD	100	$58,099
Brookfield Asset Management Inc., 4.82%, 01/28/26 (Call 10/28/25)	CAD	200	158,765
Brookfield Infrastructure Finance ULC
3.41%, 10/09/29 (Call 07/09/29)	CAD	200	141,911
4.19%, 09/11/28 (Call 06/11/28)	CAD	100	76,024
Brookfield Renewable Partners ULC
3.33%, 08/13/50 (Call 02/13/50)	CAD	200	116,959
3.75%, 06/02/25 (Call 03/02/25)	CAD	200	154,266
4.25%, 01/15/29 (Call 10/15/28)	CAD	200	154,003
Bruce Power LP
3.97%, 06/23/26 (Call 03/23/26)	CAD	200	154,931
4.01%, 06/21/29 (Call 03/21/29)	CAD	100	75,713
4.13%, 06/21/33 (Call 03/21/33)	CAD	100	73,131
Calgary Airport Authority (The), 3.55%, 10/07/53 (Call 04/07/53)	CAD	200	129,307
Canadian Imperial Bank of Commerce
0.00%, 04/30/29(a)(c)	EUR	200	188,463
0.04%, 07/09/27(a)	EUR	200	195,685
0.38%, 05/03/24(a)	EUR	300	312,045
1.00%, 04/07/32	CAD	300	229,645
1.96%, 04/21/31 (Call 04/21/26)(b)	CAD	200	141,330
2.00%, 04/17/25	CAD	200	147,018
2.01%, 07/21/30 (Call 07/21/25)(a)(b)	CAD	300	217,180
2.25%, 01/07/27	CAD	300	214,142
2.35%, 08/28/24	CAD	700	527,116
2.95%, 06/19/29 (Call 06/19/24)(b)	CAD	200	151,691
2.97%, 07/11/23	CAD	200	155,389
3.30%, 05/26/25	CAD	200	154,559
Canadian National Railway Co.
3.05%, 02/08/50 (Call 08/08/49)	CAD	200	118,230
3.20%, 07/31/28 (Call 04/30/28)	CAD	500	372,241
Canadian Natural Resources Ltd.
2.50%, 01/17/28 (Call 11/17/27)	CAD	200	141,259
3.42%, 12/01/26 (Call 09/01/26)	CAD	100	75,495
Canadian Pacific Railway Co.
3.05%, 03/09/50 (Call 09/09/49)	CAD	100	57,278
3.15%, 03/13/29 (Call 12/13/28)	CAD	100	72,543
Canadian Tire Corp. Ltd., 3.17%, 07/06/23 (Call 06/06/23)	CAD	200	155,200
Canadian Western Bank, 2.60%, 09/06/24 (Call 08/06/24)	CAD	400	302,065
Capital Power Corp., 4.42%, 02/08/30 (Call 11/08/29)	CAD	100	75,469
Cenovus Energy Inc.
3.55%, 03/12/25 (Call 12/12/24)	CAD	200	153,935
3.60%, 03/10/27 (Call 12/10/26)	CAD	200	149,932
Central 1 Credit Union, 1.32%, 01/29/26	CAD	200	140,873
Choice Properties Real Estate Investment Trust
3.53%, 06/11/29 (Call 03/11/29)	CAD	400	289,206
Series J, 3.55%, 01/10/25 (Call 11/10/24)	CAD	300	230,360
CI Financial Corp., 3.22%, 07/22/24 (Call 06/22/24)	CAD	100	76,872
CPPIB Capital Inc.
0.38%, 06/20/24(a)	EUR	750	781,054
1.50%, 03/04/33(a)	EUR	500	504,330
CU Inc.
2.96%, 09/07/49 (Call 03/07/49)	CAD	200	117,859
3.17%, 09/05/51 (Call 03/05/51)	CAD	200	121,909
3.55%, 11/22/47 (Call 05/22/47)	CAD	200	133,208

68	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Canada (continued)
3.96%, 07/27/45 (Call 01/27/45)	CAD	25	$17,886
4.54%, 10/24/41	CAD	200	155,523
4.72%, 09/09/43 (Call 03/09/43)	CAD	100	79,985
5.18%, 11/21/35	CAD	100	83,051
Daimler Canada Finance Inc., 3.30%, 08/16/22	CAD	150	117,181
Daimler Trucks Finance Canada Inc., 2.46%, 12/15/26	CAD	200	143,297
Enbridge Gas Inc.
2.90%, 04/01/30 (Call 01/01/30)	CAD	400	284,414
3.20%, 09/15/51 (Call 03/15/51)	CAD	200	121,059
3.51%, 11/29/47 (Call 05/29/47)	CAD	200	130,448
4.00%, 08/22/44 (Call 02/22/44)(a)	CAD	50	35,586
4.88%, 06/21/41 (Call 12/21/40)	CAD	150	120,146
Enbridge Inc.
2.99%, 10/03/29 (Call 07/03/29)	CAD	400	277,451
3.95%, 11/19/24 (Call 08/19/24)	CAD	400	311,260
4.10%, 09/21/51 (Call 03/21/51)	CAD	300	182,305
4.24%, 08/27/42	CAD	100	64,825
Enbridge Pipelines Inc.
3.45%, 09/29/25 (Call 06/29/25)	CAD	150	114,575
3.52%, 02/22/29 (Call 11/22/28)	CAD	400	294,253
4.20%, 05/12/51 (Call 11/12/50)	CAD	100	63,098
4.33%, 02/22/49 (Call 08/22/48)	CAD	100	64,969
5.33%, 04/06/40	CAD	50	38,050
Energir LP, 3.04%, 02/09/32 (Call 11/09/31)	CAD	200	141,407
EPCOR Utilities Inc.
3.11%, 07/08/49 (Call 01/08/49)	CAD	100	60,873
3.55%, 11/27/47 (Call 05/27/47)	CAD	100	66,737
Fairfax Financial Holdings Ltd.
2.75%, 03/29/28 (Call 12/29/27)(a)	EUR	100	102,925
3.95%, 03/03/31 (Call 12/03/30)	CAD	100	70,474
4.23%, 06/14/29 (Call 03/14/29)	CAD	100	74,073
Federation des Caisses Desjardins du Quebec
0.00%, 04/08/26(a)(c)	EUR	100	100,048
0.05%, 11/26/27(a)	EUR	200	194,495
0.38%, 05/30/23(a)	EUR	300	316,729
1.59%, 09/10/26	CAD	200	140,043
1.99%, 05/28/31 (Call 05/28/26)(b)	CAD	150	105,750
2.86%, 05/26/30 (Call 05/26/25)(b)	CAD	200	148,721
Finning International Inc., 2.63%, 08/14/26 (Call 06/14/26)	CAD	200	146,208
First Capital REIT Trust
Series R, 4.79%, 08/30/24	CAD	200	156,854
Series V, 3.46%, 01/22/27 (Call 11/22/26)	CAD	100	72,888
Fortis Inc./Canada, 2.85%, 12/12/23 (Call 10/12/23).	CAD	50	38,557
FortisAlberta Inc., 3.73%, 09/18/48 (Call 03/18/48)	CAD	100	68,581
FortisBC Energy Inc.
2.82%, 08/09/49 (Call 02/09/49)	CAD	100	57,897
3.67%, 04/09/46 (Call 10/08/45)	CAD	200	137,264
Granite REIT Holdings LP
2.19%, 08/30/28 (Call 06/30/28)	CAD	200	135,777
Series 3, 3.87%, 11/30/23 (Call 09/30/23)	CAD	50	39,001
Greater Toronto Airports Authority
2.75%, 10/17/39 (Call 04/17/39)	CAD	200	123,754
3.26%, 06/01/37 (Call 12/01/36)	CAD	350	236,523
Great-West Lifeco Inc.
2.50%, 04/18/23(a)	EUR	100	107,578
2.98%, 07/08/50 (Call 01/08/50)	CAD	200	111,918
3.34%, 02/28/28 (Call 11/28/27)	CAD	200	148,258

Security		Par (000)	Value

Canada (continued)
H&R Real Estate Investment Trust
2.91%, 06/02/26 (Call 05/02/26)	CAD	200	$146,096
4.07%, 06/16/25 (Call 05/16/25)	CAD	100	77,010
Holding d’Infrastructures de Transport SASU, 1.63%, 09/18/29 (Call 06/18/29)(a)	EUR	300	283,330
Honda Canada Finance Inc.
1.65%, 02/25/28	CAD	200	134,530
3.18%, 08/28/23	CAD	200	155,164
HSBC Bank Canada
0.00%, 09/14/26(a)(c)	EUR	400	396,674
2.17%, 06/29/22	CAD	150	116,861
2.54%, 01/31/23	CAD	200	155,393
3.25%, 09/15/23	CAD	300	232,819
3.40%, 03/24/25	CAD	500	382,945
Hydro One Inc.
2.77%, 02/24/26 (Call 11/26/25)	CAD	150	113,035
2.97%, 06/26/25 (Call 04/26/25)	CAD	150	114,610
3.64%, 04/05/50 (Call 10/05/49)	CAD	300	202,960
3.72%, 11/18/47 (Call 05/18/47)	CAD	50	34,512
3.91%, 02/23/46 (Call 08/23/45)	CAD	200	142,658
4.59%, 10/09/43 (Call 04/09/43)	CAD	200	157,428
6.93%, 06/01/32	CAD	130	121,203
Hydro One Ltd., 1.41%, 10/15/27 (Call 08/15/27)	CAD	400	274,824
iA Financial Corp. Inc., 2.40%, 02/21/30 (Call 02/21/25)(b)	CAD	200	148,473
IGM Financial Inc., 4.12%, 12/09/47 (Call 06/09/47)	CAD	200	139,331
Intact Financial Corp.
2.18%, 05/18/28 (Call 03/18/28)	CAD	100	69,540
2.85%, 06/07/27 (Call 03/07/27)(a)	CAD	200	146,790
3.77%, 05/20/53 (Call 11/20/52)	CAD	100	64,454
Inter Pipeline Ltd.
3.17%, 03/24/25 (Call 12/24/24)	CAD	200	150,843
3.48%, 12/16/26 (Call 09/16/26)	CAD	100	73,910
Inter Pipeline Ltd./AB, 5.09%, 11/27/51 (Call 05/27/51)	CAD	150	100,108
Keyera Corp., 3.93%, 06/21/28 (Call 03/21/28)	CAD	200	148,057
Laurentian Bank of Canada, 3.45%, 06/27/23	CAD	200	155,459
Liberty Utilities Canada LP, 3.32%, 02/14/50 (Call 08/14/49)	CAD	100	58,776
Loblaw Companies Ltd.
2.28%, 05/07/30 (Call 02/07/30)	CAD	200	132,551
4.49%, 12/11/28 (Call 09/11/28)	CAD	150	117,413
Lower Mattagami Energy LP
2.43%, 05/14/31 (Call 02/14/31)	CAD	300	203,605
3.42%, 06/20/24	CAD	300	233,291
Magna International Inc., 1.90%, 11/24/23 (Call 08/24/23)	EUR	300	321,106
Manulife Bank of Canada, 1.54%, 09/14/26	CAD	300	210,779
Manulife Financial Corp.
2.82%, 05/13/35 (Call 05/13/30)(b)	CAD	200	135,336
3.05%, 08/20/29 (Call 08/20/24)(b)	CAD	50	38,055
3.32%, 05/09/28 (Call 05/09/23)(b)	CAD	500	388,635
Metro Inc., 3.39%, 12/06/27 (Call 09/06/27)	CAD	150	112,149
Metro Inc./CN, 4.27%, 12/04/47 (Call 06/04/47)	CAD	100	69,481
National Bank of Canada
0.00%, 09/29/23(a)(c)	EUR	100	104,599
0.38%, 01/15/24(a)	EUR	300	314,330
1.53%, 06/15/26	CAD	100	70,304
1.57%, 08/18/26 (Call 08/18/25)(b)	CAD	200	143,705
2.55%, 07/12/24	CAD	300	227,275

S C H E D U L E O F I N V E S T M E N T S	69

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Canada (continued)
NAV Canada
2.06%, 05/29/30 (Call 02/28/30)	CAD	200	$134,868
3.21%, 09/29/50 (Call 03/29/50)	CAD	100	63,580
Nissan Canada Inc., 2.10%, 09/22/25	CAD	200	144,137
North West Redwater Partnership/NWR Financing Co. Ltd.
2.80%, 06/01/31 (Call 03/01/31)(a)	CAD	400	270,131
4.05%, 07/22/44 (Call 01/24/44)(a)	CAD	150	102,223
Series G, 4.75%, 06/01/37 (Call 12/01/36)(a)	CAD	50	38,119
Series J, 2.80%, 06/01/27 (Call 03/01/27)	CAD	200	146,466
Series K, 3.65%, 06/01/35 (Call 12/01/34)	CAD	200	137,099
Nouvelle Autoroute 30 Financement Inc., Series C, 3.75%, 03/31/33	CAD	146	105,867
Nova Scotia Power Inc.
3.31%, 04/25/50 (Call 10/25/49)	CAD	150	92,891
4.50%, 07/20/43 (Call 01/20/43)	CAD	100	76,250
OMERS Realty Corp.
1.30%, 09/22/23	CAD	200	151,316
3.63%, 06/05/30 (Call 03/05/30)	CAD	200	148,263
Ontario Power Generation Inc.
2.98%, 09/13/29 (Call 06/13/29)	CAD	300	215,580
3.65%, 09/13/50 (Call 03/13/50)	CAD	100	64,910
4.25%, 01/18/49 (Call 07/18/48)	CAD	100	72,437
Pembina Pipeline Corp.
3.31%, 02/01/30 (Call 11/01/29)	CAD	400	279,765
3.62%, 04/03/29 (Call 01/03/29)(a)	CAD	250	181,388
4.02%, 03/27/28 (Call 12/27/27)(a)	CAD	200	150,847
4.49%, 12/10/51 (Call 06/10/51)	CAD	100	63,002
4.75%, 04/30/43 (Call 10/30/42)	CAD	100	67,444
4.81%, 03/25/44 (Call 09/25/43)(a)	CAD	25	16,953
Series 11, 4.75%, 03/26/48 (Call 09/26/47)	CAD	150	99,677
Power Corp. of Canada, 4.46%, 07/27/48 (Call 01/27/48)	CAD	100	73,169
Reliance LP
2.67%, 08/01/28 (Call 06/01/28)	CAD	100	69,129
3.75%, 03/15/26 (Call 01/15/26)	CAD	200	151,778
RioCan Real Estate Investment Trust, 2.58%, 02/12/25 (Call 01/12/25)	CAD	400	297,469
Rogers Communications Inc.
3.25%, 05/01/29 (Call 02/01/29)	CAD	300	213,516
4.25%, 04/15/32 (Call 01/15/32)	CAD	200	145,761
5.25%, 04/15/52 (Call 10/15/51)	CAD	200	145,235
6.11%, 08/25/40 (Call 02/25/40)	CAD	25	20,216
6.56%, 03/22/41 (Call 09/22/40)	CAD	200	170,168
Royal Bank of Canada
0.00%, 10/05/28(a)(c)	EUR	300	285,871
0.05%, 06/19/26(a)	EUR	200	199,571
0.13%, 03/25/25(a)	EUR	200	204,506
0.13%, 04/26/27(a)	EUR	500	493,316
0.25%, 01/29/24(a)	EUR	500	522,628
0.25%, 05/02/24(a)	EUR	600	623,102
0.63%, 09/10/25(a)	EUR	200	206,388
1.13%, 12/15/25(a)	GBP	400	469,104
1.67%, 01/28/33 (Call 01/28/28)(b)	CAD	200	132,663
1.83%, 07/31/28	CAD	200	135,112
1.94%, 05/01/25	CAD	150	110,097
2.09%, 06/30/30 (Call 06/30/25)(b)	CAD	200	145,213
2.14%, 11/03/31 (Call 11/03/26)(b)	CAD	300	210,910
2.33%, 12/05/23	CAD	150	115,129
2.33%, 01/28/27	CAD	200	143,592

Security		Par (000)	Value

Canada (continued)
2.61%, 11/01/24	CAD	500	$377,978
2.94%, 05/03/32 (Call 05/03/27)(b)	CAD	300	216,701
2.95%, 05/01/23	CAD	400	311,148
3.30%, 09/26/23	CAD	300	232,833
3.37%, 09/29/25	CAD	500	381,073
Saputo Inc.
1.42%, 06/19/26 (Call 05/19/26)	CAD	200	138,526
2.24%, 06/16/27 (Call 04/16/27)	CAD	200	140,382
2.30%, 06/22/28 (Call 04/22/28)	CAD	200	137,566
2.83%, 11/21/23 (Call 09/21/23)	CAD	100	76,924
Shaw Communications Inc.
2.90%, 12/09/30 (Call 09/09/30)	CAD	200	133,548
4.25%, 12/09/49 (Call 06/29/49)	CAD	100	61,572
4.40%, 11/02/28 (Call 08/02/28)	CAD	350	268,658
6.75%, 11/09/39	CAD	50	43,213
Sienna Senior Living Inc., Series A, 3.11%, 11/04/24 (Call 10/04/24)	CAD	200	151,367
SmartCentres Real Estate Investment Trust, 3.53%, 12/20/29 (Call 09/20/29)	CAD	200	140,989
Stantec Inc., 2.05%, 10/08/27 (Call 08/08/27)	CAD	200	138,654
Sun Life Financial Inc.
2.38%, 08/13/29 (Call 08/13/24)(a)(b)	CAD	400	300,459
2.80%, 11/21/33 (Call 11/21/28)(b)	CAD	300	210,713
3.05%, 09/19/28 (Call 09/19/23)(b)	CAD	50	38,565
5.40%, 05/29/42 (Call 05/29/37)(b)	CAD	100	81,408
Suncor Energy Inc.
3.00%, 09/14/26 (Call 06/14/26)	CAD	150	111,869
3.10%, 05/24/29 (Call 02/24/29)	CAD	100	70,938
3.95%, 03/04/51 (Call 09/04/50)	CAD	100	61,952
5.00%, 04/09/30 (Call 01/09/30)	CAD	200	157,808
TELUS Corp.
3.15%, 02/19/30 (Call 11/19/29)	CAD	100	70,454
3.30%, 05/02/29 (Call 02/02/29)	CAD	300	216,054
3.35%, 04/01/24 (Call 01/02/24)	CAD	150	116,066
3.75%, 01/17/25 (Call 10/17/24)	CAD	200	155,004
3.75%, 03/10/26 (Call 12/10/25)	CAD	150	115,097
3.95%, 02/16/50 (Call 08/16/49)	CAD	100	61,636
4.10%, 04/05/51 (Call 10/05/50)	CAD	200	125,950
4.75%, 01/17/45 (Call 07/17/44)	CAD	100	70,901
4.85%, 04/05/44 (Call 10/05/43)	CAD	100	72,125
5.15%, 11/26/43 (Call 05/26/43)	CAD	100	75,221
Teranet Holdings LP, 6.10%, 06/17/41	CAD	100	81,476
Thomson Reuters Corp., 2.24%, 05/14/25 (Call 04/14/25)	CAD	200	148,092
Toronto Hydro Corp.
2.43%, 12/11/29 (Call 09/11/29)	CAD	200	140,938
2.52%, 08/25/26 (Call 05/25/26)	CAD	200	149,010
3.55%, 07/28/45 (Call 01/28/45)	CAD	200	136,657
Toronto-Dominion Bank, 1.95%, 04/08/30	EUR	400	406,152
Toronto-Dominion Bank (The)
0.00%, 02/09/24(a)(c)	EUR	200	208,026
0.25%, 03/26/24(a)	EUR	300	312,624
0.63%, 07/20/23(a)	EUR	503	531,505
0.63%, 06/06/25(a)	EUR	200	206,960
1.13%, 12/09/25(a)	CAD	600	421,567
1.89%, 03/08/28	CAD	200	136,957
1.90%, 09/11/28(a)	CAD	400	270,047
1.91%, 07/18/23	CAD	250	191,737
2.50%, 12/02/24	CAD	200	150,701
2.67%, 09/09/25	CAD	400	298,117

70	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Canada (continued)
3.01%, 05/30/23	CAD	200	$155,533
3.06%, 01/26/32 (Call 01/26/27)(a)(b)	CAD	200	145,953
3.11%, 04/22/30 (Call 04/22/25)(a)(b)	CAD	500	376,531
3.23%, 07/24/24	CAD	650	504,042
3.59%, 09/14/28 (Call 09/14/23)(a)(b)	CAD	200	155,118
4.86%, 03/04/31 (Call 03/04/26)(b)	CAD	200	157,984
Series 28, 0.10%, 07/19/27(a)	EUR	400	392,366
Toyota Credit Canada Inc.
2.31%, 10/23/24(a)	CAD	200	150,618
2.35%, 07/18/22	CAD	100	77,966
3.04%, 07/12/23	CAD	200	155,236
TransCanada PipeLines Ltd.
2.97%, 06/09/31 (Call 03/09/31)	CAD	200	134,203
3.00%, 09/18/29 (Call 06/18/29)(a)	CAD	400	279,043
3.30%, 07/17/25 (Call 04/17/25)(a)	CAD	300	228,704
3.39%, 03/15/28 (Call 12/15/27)	CAD	150	110,490
4.18%, 07/03/48 (Call 01/03/48)(a)	CAD	200	125,843
4.34%, 10/15/49 (Call 04/15/49)	CAD	200	128,701
4.35%, 06/06/46 (Call 12/06/45)	CAD	250	162,599
Vancouver Airport Authority
1.76%, 09/20/30 (Call 06/20/30)	CAD	200	130,527
2.80%, 09/21/50 (Call 03/21/50)	CAD	150	86,308
Westcoast Energy Inc.
3.12%, 12/05/22	CAD	100	78,168
3.77%, 12/08/25 (Call 09/08/25)	CAD	100	76,924
4.79%, 10/28/41	CAD	200	146,309

			54,410,832

China — 0.0%
Bright Food Singapore Holdings Pte Ltd., 1.75%, 07/22/25(a)	EUR	300	307,161
CGNPC International Ltd., 2.00%, 09/11/25(a)	EUR	200	211,180
Prosus NV
1.54%, 08/03/28 (Call 05/03/28)(a)	EUR	200	179,156
1.99%, 07/13/33 (Call 04/13/33)(a)	EUR	300	240,621
State Grid Overseas Investment 2016 Ltd., 1.38%, 05/02/25(a)	EUR	405	420,632
Three Gorges Finance II Cayman Islands Ltd., 1.30%, 06/21/24(a)	EUR	155	162,526

			1,521,276

Czech Republic — 0.0%
CEZ AS
0.88%, 12/02/26 (Call 09/02/26)(a)	EUR	200	197,886
3.00%, 06/05/28(a)	EUR	275	294,608
4.88%, 04/16/25(a)	EUR	251	287,602
CPI Property Group SA
1.63%, 04/23/27 (Call 01/23/27)(a)	EUR	200	188,144
2.75%, 01/22/28 (Call 10/22/27)(a)	GBP	100	113,326
EP Infrastructure AS, 1.66%, 04/26/24 (Call 01/26/24)(a)	EUR	430	383,452

			1,465,018

Denmark — 0.2%
AP Moller - Maersk A/S, 1.75%, 03/16/26 (Call 12/16/25)(a)	EUR	200	211,722
Carlsberg Breweries A/S, 0.50%, 09/06/23 (Call 06/06/23)(a)	EUR	380	398,817
Carlsberg Breweries AS, 0.88%, 07/01/29 (Call 04/01/29)(a)	EUR	104	99,675
Danfoss Finance 2 Bv Co., 0.75%, 04/28/31 (Call 01/28/31)(a)	EUR	300	272,709

Security		Par (000)	Value

Denmark (continued)
Danmarks Skibskredit AS, 0.13%, 03/20/25(a)	EUR	300	$304,813
Danske Bank A/S
0.50%, 08/27/25 (Call 08/27/24)(a)(b)	EUR	550	563,530
0.75%, 11/22/27(a)	EUR	200	202,629
0.88%, 05/22/23(a)	EUR	400	422,807
1.38%, 02/12/30 (Call 02/12/25)(a)(b)	EUR	200	201,076
Danske Hypotek AB, Series 2512, 1.00%, 12/17/25(a)	SEK	6,000	584,324
Danske Mortgage Bank PLC, 0.00%, 01/14/28(a)(c)	EUR	200	194,164
DLR Kredit A/S, Series B, 1.00%, 10/01/22(a)	DKK	1,500	213,919
DSV Finance BV Co., 1.38%, 03/16/30	EUR	300	299,626
DSV Panalpina Finance BV
0.75%, 07/05/33 (Call 04/05/33)(a)	EUR	100	87,984
0.88%, 09/17/36 (Call 06/17/36)(a)	EUR	100	83,346
ISS Global AS
1.50%, 08/31/27 (Call 05/31/27)(a)	EUR	200	196,803
2.13%, 12/02/24 (Call 09/02/24)(a)	EUR	300	321,118
Jyske Realkredit A/S
0.25%, 07/01/23(a)	EUR	300	316,071
0.38%, 04/01/25(a)	EUR	300	308,836
0.50%, 10/01/26(a)	EUR	100	101,387
Nordea Kredit Realkreditaktieselskab, Series CT2, 1.00%, 10/01/22(a)	DKK	1,500	213,861
Nykredit Realkredit A/S 0.63%, 01/17/25(a)	EUR	100	102,532
0.75%, 01/20/27	EUR	400	393,399
Nykredit Realkredit AS
2.00%, 01/01/26(a)	DKK	2,000	289,610
Series 13H, 1.00%, 07/01/26(a)	DKK	2,000	277,385
Series 13H, 1.00%, 01/01/27	DKK	2,000	275,496
Orsted A/S
1.50%, 11/26/29 (Call 08/26/29)(a)	EUR	380	387,347
2.13%, 05/17/27 (Call 02/17/27)(a)	GBP	450	549,341
5.75%, 04/09/40(a)	GBP	50	82,635
Vestas Wind Systems Finance BV, 2.00%, 06/15/34 (Call 03/15/34)(a)	EUR	300	293,072

			8,250,034

Finland — 0.2%
Citycon Treasury BV, 2.38%, 01/15/27 (Call 10/15/26)(a)	EUR	227	207,545
CRH Finland Services OYJ, 0.88%, 11/05/23 (Call 10/05/23)(a)	EUR	350	368,749
Fortum OYJ, 1.63%, 02/27/26 (Call 11/27/25)(a)	EUR	400	400,704
Kojamo OYJ, 2.00%, 03/31/26	EUR	200	206,540
Nordea Bank Abp
0.38%, 05/28/26(a)	EUR	540	543,092
0.50%, 05/14/27(a)	EUR	200	198,613
0.50%, 11/02/28(a)	EUR	500	473,177
0.88%, 06/26/23(a)	EUR	250	264,758
1.00%, 02/22/23(a)	EUR	221	234,750
Nordea Kiinnitysluottopankki OYJ
0.13%, 06/18/27(a)	EUR	350	345,768
0.25%, 11/21/23(a)	EUR	200	209,714
0.25%, 03/18/26(a)	EUR	500	506,508
1.00%, 03/30/29(a)	EUR	500	507,679
1.38%, 02/28/33(a)	EUR	100	101,295
Series FI43, 1.00%, 11/05/24(a)	EUR	150	158,078
OP Corporate Bank PLC
0.13%, 07/01/24(a)	EUR	400	413,418
0.38%, 10/11/22(a)	EUR	100	105,778

S C H E D U L E O F I N V E S T M E N T S	71

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Finland (continued)
0.38%, 08/29/23(a)	EUR	200	$210,351
0.50%, 08/12/25(a)	EUR	835	854,774
0.63%, 07/27/27	EUR	400	389,382
OP Mortgage Bank
0.25%, 03/13/24(a)	EUR	100	104,352
0.63%, 09/01/25(a)	EUR	490	506,918
0.63%, 02/15/29(a)	EUR	700	695,132
Sampo OYJ
2.25%, 09/27/30 (Call 06/27/30)(a)	EUR	100	105,650
2.50%, 09/03/52 (Call 06/03/32)(a)(b)	EUR	100	92,653
3.38%, 05/23/49 (Call 05/23/29)(a)(b)	EUR	110	114,476
SATO OYJ, 1.38%, 02/24/28 (Call 11/24/27)(a)	EUR	100	94,510
Stora Enso OYJ, 2.50%, 03/21/28 (Call 12/21/27)(a)	EUR	100	106,493

			8,520,857

France — 3.0%
Aeroports de Paris
2.13%, 10/11/38 (Call 07/11/38)(a)	EUR	100	92,002
2.75%, 06/05/28(a)	EUR	400	437,707
2.75%, 04/02/30 (Call 01/02/30)(a)	EUR	500	544,935
3.13%, 06/11/24(a)	EUR	100	110,147
Air Liquide Finance SA
0.63%, 06/20/30 (Call 03/20/30)(a)	EUR	300	288,492
1.88%, 06/05/24(a)	EUR	200	214,853
Airbus Finance BV, 0.88%, 05/13/26 (Call 02/13/26)(a)	EUR	200	204,857
Airbus SE
1.63%, 06/09/30 (Call 03/09/30)(a)	EUR	300	302,845
2.00%, 04/07/28 (Call 01/07/28)(a)	EUR	100	106,115
2.38%, 04/07/32 (Call 01/07/32)(a)	EUR	380	400,300
2.38%, 06/09/40 (Call 03/09/40)(a)	EUR	100	94,489
ALD SA, 1.25%, 10/11/22(a)	EUR	100	106,142
Alstom SA, 0.00%, 01/11/29 (Call 10/11/28)(a)(c)	EUR	200	178,928
Altarea SCA, 1.88%, 01/17/28 (Call 10/17/27)(a)	EUR	200	183,490
APRR SA
1.25%, 01/06/27 (Call 10/06/26)(a)	EUR	200	207,623
1.25%, 01/14/27 (Call 10/14/26)(a)	EUR	100	103,708
1.63%, 01/13/32 (Call 10/13/31)(a)	EUR	100	101,731
1.88%, 01/15/25 (Call 10/15/24)(a)	EUR	400	428,225
Arkea Home Loans SFH SA
0.75%, 10/05/27(a)	EUR	200	202,975
2.38%, 07/11/23(a)	EUR	100	107,987
Arkea Public Sector SCF SA, 0.13%, 01/15/30(a)	EUR	400	375,993
Arkema SA
0.75%, 12/03/29 (Call 09/03/29)(a)	EUR	100	94,699
1.50%, 04/20/27 (Call 01/20/27)(a)	EUR	200	207,424
1.50%, (Call 10/21/25)(a)(b)(d)	EUR	100	96,223
Arval Service Lease SA, 0.88%, 02/17/25	EUR	400	409,684
Atos SE, 1.75%, 05/07/25 (Call 02/07/25)(a)	EUR	300	303,535
Autoroutes du Sud de la France SA
1.13%, 04/20/26 (Call 01/20/26)(a)	EUR	500	519,769
1.38%, 06/27/28 (Call 03/27/28)(a)	EUR	200	206,289
1.38%, 02/21/31 (Call 11/21/30)(a)	EUR	300	301,582
5.63%, 07/04/22	EUR	300	319,596
AXA Bank Europe SCF
0.50%, 04/18/25(a)	EUR	400	413,232
1.38%, 04/18/33(a)	EUR	300	301,512
AXA Home Loan SFH SA, 0.00%, 10/16/29(a)(c)	EUR	300	280,665
AXA SA
1.38%, 10/07/41 (Call 04/07/31)(a)(b)	EUR	200	175,810
3.25%, 05/28/49 (Call 05/28/29)(a)(b)	EUR	550	570,927

Security		Par (000)	Value

France (continued)
3.94%, (Call 11/07/24)(a)(b)(d)	EUR	468	$502,337
5.45%, (Call 03/04/26)(a)(b)(d)	GBP	200	261,869
6.69%, (Call 07/06/26)(b)(d)	GBP	50	68,530
Banque Fed Cred Mutuel, 2.63%, 11/06/29	EUR	500	523,725
Banque Federative du Credit Mutuel SA
0.00%, 05/11/26(a)(c)	EUR	200	195,932
0.50%, 11/16/22(a)	EUR	800	846,897
0.63%, 11/03/28(a)	EUR	500	465,871
0.63%, 02/21/31(a)	EUR	200	175,398
0.75%, 06/08/26(a)	EUR	500	505,079
0.75%, 01/17/30(a)	EUR	500	455,005
1.25%, 01/14/25(a)	EUR	300	314,678
1.25%, 12/05/25(a)	GBP	300	353,281
1.63%, 01/19/26(a)	EUR	100	104,834
1.63%, 11/15/27(a)	EUR	200	197,407
1.75%, 03/15/29(a)	EUR	300	298,667
1.88%, 11/04/26(a)	EUR	100	101,700
2.25%, 12/18/23(a)	GBP	100	124,425
2.38%, 03/24/26(a)	EUR	500	522,997
BNP Paribas, 2.54%, 07/13/29 (Call 07/13/28)(b)	CAD	200	136,398
BNP Paribas Cardif SA, 4.03%, (Call 11/25/25)(a)(b)(d)	EUR	200	217,056
BNP Paribas Home Loan SFH SA, 0.38%, 07/22/24(a)	EUR	200	208,089
BNP Paribas SA
0.50%, 02/19/28 (Call 02/19/27)(a)(b)	EUR	400	384,791
0.50%, 01/19/30 (Call 01/19/29)(a)(b)	EUR	300	273,380
0.63%, 12/03/32(a)	EUR	300	254,907
0.75%, 11/11/22(a)	EUR	350	371,020
1.13%, 10/10/23(a)	EUR	350	370,525
1.13%, 11/22/23(a)	EUR	200	211,623
1.13%, 04/17/29 (Call 04/17/28)(a)(b)	EUR	600	581,427
1.13%, 01/15/32 (Call 01/15/27)(a)(b)	EUR	300	286,004
1.38%, 05/28/29(a)	EUR	200	194,240
1.50%, 11/17/25(a)	EUR	200	207,519
1.88%, 12/14/27(a)	GBP	100	114,788
2.00%, 09/13/36(a)	GBP	200	197,714
2.13%, 01/23/27 (Call 01/23/26)(a)(b)	EUR	600	629,520
2.38%, 05/20/24(a)	EUR	550	595,221
2.75%, 01/27/26(a)	EUR	200	212,117
2.88%, 10/01/26(a)	EUR	480	509,055
3.38%, 01/23/26(a)	GBP	350	437,216
Bouygues SA, 1.38%, 06/07/27 (Call 03/07/27)(a)	EUR	100	103,945
BPCE SA
0.25%, 01/15/26(a)	EUR	200	200,242
0.25%, 01/14/31(a)	EUR	100	87,312
0.50%, 02/24/27(a)	EUR	400	385,259
0.63%, 09/26/23(a)	EUR	300	316,365
0.63%, 09/26/24(a)	EUR	200	206,663
0.63%, 04/28/25(a)	EUR	500	513,402
1.00%, 07/15/24(a)	EUR	1,000	1,050,530
1.00%, 01/14/32	EUR	300	267,139
1.00%, 02/02/34	EUR	300	281,244
1.13%, 12/14/22(a)	EUR	200	212,646
1.13%, 01/18/23(a)	EUR	200	212,602
1.63%, 03/02/29	EUR	300	299,351
3.00%, 07/19/24(a)	EUR	100	110,204
5.25%, 04/16/29(a)	GBP	300	402,453
BPCE SFH SA
0.00%, 11/10/27(a)(c)	EUR	200	194,662

72	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

France (continued)
0.00%, 03/23/28(a)(c)	EUR	100	$96,659
0.00%, 05/27/30(a)(c)	EUR	300	277,409
0.13%, 12/03/30(a)	EUR	200	184,741
0.38%, 02/21/24(a)	EUR	400	418,684
0.38%, 03/18/41(a)	EUR	200	159,637
0.50%, 01/23/35(a)	EUR	300	266,097
0.63%, 09/22/27(a)	EUR	200	201,865
0.63%, 05/29/31(a)	EUR	200	191,501
0.75%, 09/02/25(a)	EUR	400	415,131
0.75%, 02/23/29	EUR	500	499,524
0.88%, 04/13/28(a)	EUR	300	305,073
1.00%, 06/08/29(a)	EUR	200	202,572
1.75%, 06/27/24(a)	EUR	200	214,438
Caisse de Refinancement de l’Habitat SA
0.00%, 02/07/28(a)(c)	EUR	400	387,475
0.00%, 10/08/29(a)(c)	EUR	500	468,720
0.13%, 04/30/27(a)	EUR	300	296,749
3.60%, 03/08/24	EUR	300	332,550
Caisse Nationale de Reassurance Mutuelle Agricole Groupama
3.38%, 09/24/28(a)	EUR	200	206,768
6.00%, 01/23/27	EUR	400	469,128
Capgemini SE
0.63%, 06/23/25 (Call 03/23/25)(a)	EUR	200	204,996
1.13%, 06/23/30 (Call 03/23/30)(a)	EUR	200	194,400
2.00%, 04/15/29 (Call 01/15/29)(a)	EUR	200	209,633
2.38%, 04/15/32 (Call 01/15/32)(a)	EUR	100	105,502
Carmila SA
1.63%, 04/01/29 (Call 01/01/29)(a)	EUR	100	91,853
2.38%, 09/18/23 (Call 06/18/23)(a)	EUR	200	213,847
Carrefour SA
1.00%, 05/17/27 (Call 02/17/27)(a)	EUR	100	98,747
1.25%, 06/03/25 (Call 03/03/25)(a)	EUR	400	415,807
1.75%, 07/15/22 (Call 05/16/22)(a)	EUR	400	422,052
1.75%, 05/04/26 (Call 02/04/26)(a)	EUR	100	103,928
2.38%, 10/30/29 (Call 07/30/29)(a)	EUR	100	102,480
Cie Financement Foncier Covered, 0.00%, 04/16/29(c)	EUR	500	472,982
Cie. de Financement Foncier SA
0.00%, 09/25/30(a)(c)	EUR	200	183,437
0.00%, 10/29/35(a)(c)	EUR	200	163,241
0.23%, 09/14/26(a)	EUR	400	401,387
0.25%, 04/11/23(a)	EUR	300	316,808
0.38%, 12/11/24(a)	EUR	300	310,589
0.75%, 05/29/26(a)	EUR	600	617,867
0.75%, 01/11/28(a)	EUR	200	202,441
0.88%, 09/11/28(a)	EUR	400	404,991
1.25%, 11/15/32(a)	EUR	400	399,197
2.00%, 05/07/24(a)	EUR	500	538,505
4.00%, 10/24/25(a)	EUR	400	460,874
Cie. de Saint-Gobain
0.63%, 03/15/24(a)	EUR	700	731,634
1.88%, 03/15/31(a)	EUR	200	204,006
4.63%, 10/09/29(a)	GBP	100	135,059
Cie. Generale des Etablissements Michelin SCA
1.75%, 05/28/27 (Call 02/28/27)(a)	EUR	100	105,724
1.75%, 09/03/30 (Call 06/03/30)(a)	EUR	100	102,865
2.50%, 09/03/38 (Call 06/03/38)(a)	EUR	200	208,694

Security		Par (000)	Value

France (continued)
CNP Assurances
2.75%, 02/05/29	EUR	600	$619,545
4.00%, (Call 11/18/24)(a)(b)(d)	EUR	200	214,946
Coentreprise de Transport d’Electricite SA
0.88%, 09/29/24 (Call 06/29/24)(a)	EUR	300	313,289
1.50%, 07/29/28 (Call 04/29/28)(a)	EUR	400	408,595
Covivio, 1.50%, 06/21/27 (Call 03/21/27)(a)	EUR	300	304,921
Cred Mutuel Home Loan, 0.00%, 05/06/31(c)	EUR	300	271,187
Credit Agricole Assurances SA
2.00%, 07/17/30(a)	EUR	300	278,770
4.25%, (Call 01/13/25)(a)(b)(d)	EUR	100	107,319
4.75%, 09/27/48 (Call 09/27/28)(a)(b)	EUR	200	222,154
Credit Agricole Home Loan SFH SA
0.00%, 11/03/31(a)(c)	EUR	300	268,360
0.38%, 09/30/24(a)	EUR	300	311,532
0.50%, 04/03/25(a)	EUR	400	413,722
0.63%, 11/28/22(a)	EUR	700	741,788
0.75%, 05/05/27(a)	EUR	100	102,013
0.88%, 05/06/34	EUR	200	188,167
1.00%, 01/16/29	EUR	400	406,848
1.38%, 02/03/32(a)	EUR	200	203,443
1.50%, 02/03/37(a)	EUR	400	396,839
1.50%, 09/28/38(a)	EUR	100	98,585
Credit Agricole Public Sector SCF SA
0.00%, 09/13/28(c)	EUR	200	191,488
0.63%, 03/29/29	EUR	200	197,818
1.88%, 06/07/23(a)	EUR	200	214,634
Credit Agricole SA
0.63%, 01/12/28 (Call 01/12/27)(a)(b)	EUR	300	291,103
0.88%, 01/14/32(a)	EUR	100	88,641
1.00%, 09/18/25(a)	EUR	400	413,528
1.00%, 04/22/26 (Call 04/22/25)(a)(b)	EUR	700	716,326
1.13%, 02/24/29	EUR	400	395,454
1.13%, 07/12/32(a)	EUR	300	270,167
2.00%, 03/25/29(a)	EUR	400	391,235
2.50%, 04/22/34	EUR	200	202,209
2.63%, 03/17/27(a)	EUR	200	209,686
Series 2, 0.84%, 06/09/27(a)	JPY	100,000	763,545
Credit Agricole SA/London
0.75%, 12/01/22(a)	EUR	700	742,527
1.38%, 05/03/27(a)	EUR	400	411,063
2.38%, 05/20/24(a)	EUR	400	433,352
Credit Mutuel Arkea SA
0.75%, 01/18/30(a)	EUR	100	93,072
1.13%, 05/23/29(a)	EUR	200	194,185
1.25%, 06/11/29 (Call 06/11/28)(a)(b)	EUR	200	196,333
1.38%, 01/17/25(a)	EUR	200	210,923
1.88%, 10/25/29 (Call 10/25/24)(a)(b)	EUR	200	206,447
3.38%, 03/11/31(a)	EUR	100	103,012
Credit Mutuel Home Loan SFH SA
0.13%, 01/28/30(a)	EUR	100	93,914
0.75%, 09/15/27(a)	EUR	300	304,902
1.00%, 04/30/28(a)	EUR	200	204,863
1.00%, 01/30/29(a)	EUR	400	406,548
1.75%, 06/19/24(a)	EUR	600	643,326
Danone SA
0.71%, 11/03/24 (Call 08/03/24)(a)	EUR	700	731,878
1.25%, 05/30/24 (Call 02/29/24)(a)	EUR	300	318,469

S C H E D U L E O F I N V E S T M E N T S	73

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

France (continued)
Dassault Systemes SE
0.00%, 09/16/24 (Call 06/16/24)(a)(c)	EUR	100	$102,634
0.13%, 09/16/26 (Call 06/16/26)(a)	EUR	300	298,078
Dexia Credit Local SA
0.00%, 01/21/28(a)(c)	EUR	300	290,666
0.25%, 06/02/22(a)	EUR	150	158,349
0.63%, 02/03/24(a)	EUR	600	631,527
0.63%, 01/17/26(a)	EUR	200	205,810
1.25%, 11/26/24(a)	EUR	700	742,490
1.63%, 12/08/23(a)	GBP	100	124,884
2.13%, 02/12/25(a)	GBP	100	125,312
Edenred, 1.38%, 03/10/25 (Call 12/10/24)(a)	EUR	600	629,217
Electricite de France SA
2.00%, 12/09/49 (Call 06/09/49)(a)	EUR	300	243,475
2.75%, 03/10/23(a)	EUR	600	647,655
4.00%, 11/12/25(a)	EUR	300	342,719
4.50%, 11/12/40(a)	EUR	350	435,048
4.63%, 04/26/30(a)	EUR	150	184,906
5.13%, 09/22/50(a)	GBP	400	586,007
5.50%, 03/27/37(a)	GBP	200	289,017
5.50%, 10/17/41(a)	GBP	200	294,188
5.88%, 07/18/31	GBP	274	401,156
6.13%, 06/02/34(a)	GBP	300	452,516
ELO SACA, 2.38%, 04/25/25 (Call 01/25/25)(a)	EUR	600	619,665
Engie SA
0.88%, 09/19/25 (Call 06/19/25)(a)	EUR	700	722,315
1.25%, 10/24/41 (Call 07/24/41)(a)	EUR	200	157,664
1.38%, 06/22/28 (Call 03/22/28)(a)	EUR	400	404,451
1.38%, 02/28/29 (Call 11/28/28)(a)	EUR	400	402,734
1.38%, 06/21/39 (Call 03/21/39)(a)	EUR	200	166,359
1.50%, 03/13/35 (Call 12/13/34)(a)	EUR	200	183,696
1.50%, (Call 05/30/28)(a)(b)(d)	EUR	300	267,047
1.63%, (Call 04/08/25)(a)(b)(d)	EUR	200	197,605
5.00%, 10/01/60(a)	GBP	150	236,636
7.00%, 10/30/28	GBP	100	153,713
EssilorLuxottica SA
0.38%, 01/05/26 (Call 10/01/25)(a)	EUR	200	203,386
0.38%, 11/27/27 (Call 08/27/27)(a)	EUR	500	494,534
0.75%, 11/27/31 (Call 08/27/31)(a)	EUR	100	94,529
2.38%, 04/09/24 (Call 01/09/24)(a)	EUR	100	108,168
Eutelsat SA, 2.25%, 07/13/27 (Call 04/13/27)(a)	EUR	100	103,452
Gecina SA
1.00%, 01/30/29 (Call 10/30/28)(a)	EUR	100	98,049
1.38%, 01/26/28 (Call 10/26/27)(a)	EUR	300	304,054
1.63%, 05/29/34 (Call 02/28/34)(a)	EUR	100	95,187
GELF Bond Issuer I SA, 1.13%, 07/18/29 (Call 04/18/29)(a)	EUR	200	184,941
Groupe des Assurances du Credit Mutuel SADIR, 1.85%, 04/21/42 (Call 10/21/31)(a)(b)	EUR	300	266,044
Holding d’Infrastructures de Transport SASU, 0.63%, 03/27/23 (Call 12/27/22)(a)	EUR	300	316,627
HSBC Continental Europe SA, 0.25%, 05/17/24(a)	EUR	500	517,574
HSBC SFH France SA, 0.50%, 04/17/25(a)	EUR	200	206,667
ICADE
1.00%, 01/19/30 (Call 10/19/29)(a)	EUR	200	187,051
1.13%, 11/17/25 (Call 08/17/25)(a)	EUR	300	306,655
Icade Sante SAS, 0.88%, 11/04/29 (Call 08/04/29)(a)	EUR	300	282,172
Ile-De-France Mobilites, 1.00%, 05/25/34(a)	EUR	200	191,168
Imerys SA, 1.50%, 01/15/27 (Call 10/15/26)(a)	EUR	200	203,975

Security		Par (000)	Value

France (continued)
Indigo Group SAS, 1.63%, 04/19/28 (Call 01/19/28)(a)	EUR	200	$196,390
In’li SA, 1.13%, 07/02/29 (Call 04/02/29)(a)	EUR	100	94,621
JCDecaux SA, 2.00%, 10/24/24 (Call 07/24/24)(a)	EUR	100	106,367
Kering SA, 0.75%, 05/13/28 (Call 02/13/28)(a)	EUR	200	198,837
Klepierre SA, 0.63%, 07/01/30 (Call 04/01/30)(a)	EUR	500	448,686
La Banque Postale Home Loan SFH SA
0.00%, 10/22/29(a)(c)	EUR	300	280,517
0.63%, 06/23/27(a)	EUR	250	253,096
1.00%, 10/04/28(a)	EUR	200	203,966
La Banque Postale SA
0.75%, 06/23/31(a)	EUR	200	174,807
2.00%, 07/13/28(a)	EUR	200	205,000
La Mondiale SAM
0.75%, 04/20/26 (Call 01/20/26)(a)	EUR	100	98,541
2.13%, 06/23/31 (Call 03/23/31)(a)	EUR	100	92,195
La Poste SA
0.38%, 09/17/27(a)	EUR	300	295,673
1.00%, 09/17/34(a)	EUR	400	359,084
1.13%, 06/04/25(a)	EUR	200	210,007
1.38%, 04/21/32(a)	EUR	500	495,478
Legrand SA
0.63%, 06/24/28 (Call 03/24/28)(a)	EUR	300	296,591
1.00%, 03/06/26 (Call 12/06/25)(a)	EUR	200	206,639
LVMH Moet Hennessy Louis Vuitton SE
0.13%, 02/11/28 (Call 11/11/27)(a)	EUR	500	485,921
0.75%, 05/26/24 (Call 02/26/24)(a)	EUR	945	992,841
1.13%, 02/11/27 (Call 11/11/26)(a)	GBP	100	118,026
NERVAL SAS Co., 2.88%, 04/14/32	EUR	200	205,587
Orange SA
0.88%, 02/03/27 (Call 11/03/26)(a)	EUR	600	611,278
1.38%, 03/20/28 (Call 12/20/27)(a)	EUR	700	719,922
1.50%, 09/09/27 (Call 06/09/27)(a)	EUR	200	208,787
1.75%, (Call 07/15/28)(a)(b)(d)	EUR	200	187,792
2.38%, (Call 01/15/25)(a)(b)(d)	EUR	300	309,494
3.13%, 01/09/24(a)	EUR	100	109,755
3.25%, 01/15/32 (Call 10/15/31)(a)	GBP	200	250,527
5.00%, (Call 10/01/26)(a)(b)(d)	EUR	100	113,662
5.38%, 11/22/50(a)	GBP	50	82,136
5.63%, 01/23/34	GBP	100	151,822
8.13%, 11/20/28(a)	GBP	100	163,344
8.13%, 01/28/33	EUR	510	828,380
Pernod Ricard SA
0.50%, 10/24/27 (Call 07/24/27)(a)	EUR	100	98,783
1.38%, 04/07/29	EUR	300	304,183
1.75%, 04/08/30 (Call 01/08/30)(a)	EUR	300	309,282
PSA Banque France SA
0.63%, 10/10/22(a)	EUR	400	423,318
0.63%, 06/21/24 (Call 03/21/24)(a)	EUR	300	311,282
RCI Banque SA
0.50%, 09/15/23 (Call 06/15/23)(a)	EUR	213	221,720
0.75%, 04/10/23 (Call 01/10/23)(a)	EUR	30	31,551
1.00%, 05/17/23 (Call 02/17/23)(a)	EUR	170	179,006
1.13%, 01/15/27 (Call 10/15/26)(a)	EUR	200	192,343
1.63%, 04/11/25 (Call 01/11/25)(a)	EUR	100	102,879
1.75%, 04/10/26 (Call 01/10/26)(a)	EUR	370	370,339
Regie Autonome des Transports Parisiens, 0.88%, 05/25/27(a)	EUR	400	414,380
RTE Reseau de Transport d’Electricite SADIR 0.00%, 09/09/27 (Call 06/09/27)(a)(c)	EUR	200	192,182

74	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

France (continued)
1.13%, 09/09/49 (Call 06/09/49)(a)	EUR	200	$151,491
1.63%, 11/27/25 (Call 08/27/25)(a)	EUR	300	317,719
2.13%, 09/27/38 (Call 06/27/38)(a)	EUR	200	199,206
2.88%, 09/12/23(a)	EUR	100	108,709
Sanofi
1.25%, 03/21/34 (Call 12/21/33)(a)	EUR	100	97,111
1.75%, 09/10/26 (Call 06/10/26)(a)	EUR	500	537,524
Series 12FX, 1.38%, 03/21/30 (Call 12/21/29)(a)	EUR	400	412,886
Series 5, 0.50%, 03/21/23 (Call 12/21/22)(a)	EUR	500	529,073
Series 8, 1.00%, 03/21/26 (Call 12/21/25)(a)	EUR	600	626,634
Sanofi SR, 1.25%, 04/06/29	EUR	300	307,984
Schneider Electric SE
0.25%, 09/09/24 (Call 06/09/24)(a)	EUR	400	413,899
0.88%, 03/11/25 (Call 12/11/24)(a)	EUR	200	208,502
1.38%, 06/21/27 (Call 03/21/27)(a)	EUR	100	104,010
1.50%, 09/08/23 (Call 06/08/23)(a)	EUR	300	320,036
SCOR SE, 3.00%, 06/08/46 (Call 06/08/26)(a)(b)	EUR	200	214,307
SNCF Reseau
0.75%, 05/25/36(a)	EUR	400	361,367
0.88%, 01/22/29(a)	EUR	300	306,161
1.00%, 11/09/31(a)	EUR	300	298,632
1.13%, 05/19/27(a)	EUR	400	420,718
1.13%, 05/25/30(a)	EUR	700	719,036
1.88%, 03/30/34(a)	EUR	200	211,511
2.25%, 12/20/47(a)	EUR	300	320,065
4.25%, 10/07/26(a)	EUR	200	239,372
4.50%, 01/30/24(a)	EUR	400	451,662
4.83%, 03/25/60	GBP	50	91,691
5.25%, 12/07/28(a)	GBP	150	222,390
Societe Generale SA
0.50%, 06/12/29 (Call 06/12/28)(a)(b)	EUR	300	274,671
0.75%, 05/26/23(a)	EUR	200	212,243
0.75%, 01/25/27(a)	EUR	500	485,293
0.88%, 07/01/26(a)	EUR	100	99,458
1.25%, 06/12/30(a)	EUR	200	184,566
1.88%, 10/03/24(a)	GBP	100	121,504
2.13%, 09/27/28(a)	EUR	600	607,037
2.63%, 02/27/25(a)	EUR	600	636,933
Societe Generale SFH SA
0.00%, 02/11/30(a)(c)	EUR	200	186,059
0.00%, 02/05/31(a)(c)	EUR	100	91,012
0.25%, 01/23/24(a)	EUR	100	104,582
0.50%, 01/30/25(a)	EUR	300	311,130
0.50%, 01/28/26(a)	EUR	400	409,717
0.75%, 10/18/27(a)	EUR	400	406,147
Societe National SNCF SA
1.50%, 02/02/29(a)	EUR	300	316,232
4.63%, 02/02/24(a)	EUR	50	56,502
Sodexo SA
0.50%, 01/17/24 (Call 10/17/23)(a)	EUR	200	209,425
1.00%, 07/17/28 (Call 04/17/28)(a)	EUR	300	296,993
2.50%, 06/24/26 (Call 03/24/26)(a)	EUR	150	163,234
Suez
1.25%, 05/19/28 (Call 02/19/28)(a)	EUR	300	305,772
1.75%, 09/10/25 (Call 06/10/25)(a)	EUR	400	425,115
2.88%, (Call 01/19/24)(a)(b)(d)	EUR	200	210,074
Suez SA, 1.25%, 05/14/35 (Call 02/14/35)(a)	EUR	300	276,041
TDF Infrastructure SAS, 2.50%, 04/07/26 (Call 01/07/26)(a)	EUR	300	312,754

Security		Par (000)	Value

France (continued)
Teleperformance, 1.88%, 07/02/25 (Call 04/02/25)(a)	EUR	100	$106,030
Terega SA, 2.20%, 08/05/25 (Call 05/05/25)(a)	EUR	200	213,421
Terega SASU, 0.63%, 02/27/28 (Call 11/27/27)(a)	EUR	100	92,842
Thales SA
0.25%, 01/29/27 (Call 10/29/26)(a)	EUR	100	98,067
0.75%, 06/07/23 (Call 03/07/23)(a)	EUR	300	317,947
TotalEnergies Capital International SA
0.25%, 07/12/23(a)	EUR	300	315,890
0.75%, 07/12/28(a)	EUR	600	595,068
1.41%, 09/03/31 (Call 06/03/31)(a)	GBP	100	109,715
1.66%, 07/22/26 (Call 04/22/26)(a)	GBP	400	481,603
1.99%, 04/08/32 (Call 01/08/32)(a)	EUR	800	832,457
2.50%, 03/25/26(a)	EUR	200	219,590
TotalEnergies SE
1.63%, (Call 10/25/27)(a)(b)(d)	EUR	400	369,760
2.00%, (Call 06/04/30)(a)(b)(d)	EUR	200	173,259
2.71%, (Call 05/05/23)(a)(b)(d)	EUR	200	211,239
3.25%, (Call 07/17/36)(a)(b)(d)	EUR	200	174,885
3.37%, (Call 10/06/26)(a)(b)(d)	EUR	240	246,542
Unibail Rodamco Westfld Co., 2.88%, (Call 01/25/26)(a)(b)(d)	EUR	200	199,107
Unibail-Rodamco-Westfield SE
0.88%, 03/29/32 (Call 12/29/31)(a)	EUR	200	170,843
1.50%, 02/22/28(a)	EUR	450	450,160
1.75%, 02/27/34 (Call 11/27/33)(a)	EUR	300	269,804
2.00%, 06/29/32 (Call 03/29/32)(a)	EUR	200	190,513
2.13%, (Call 07/25/23)(a)(b)(d)	EUR	200	204,635
2.25%, 05/14/38 (Call 02/14/38)(a)	EUR	200	174,554
2.50%, 06/04/26(a)	EUR	600	640,578
Veolia Environnement SA
0.89%, 01/14/24 (Call 10/14/23)(a)	EUR	400	422,622
1.50%, 11/30/26 (Call 08/30/26)(a)	EUR	100	104,795
6.13%, 11/25/33	EUR	465	666,940
6.13%, 10/29/37	GBP	50	81,057
Vinci SA
1.63%, 01/18/29 (Call 10/18/28)(a)	EUR	400	416,110
2.75%, 09/15/34 (Call 06/15/34)(a)	GBP	100	119,897
Vivendi SA, 0.63%, 06/11/25 (Call 03/11/25)(a)	EUR	400	409,861
Vivendi SE, 1.13%, 11/24/23 (Call 08/24/23)(a)	EUR	400	423,204
Wendel SE, 1.38%, 04/26/26 (Call 01/26/26)(a)	EUR	200	206,017
Worldline SA/France, 0.88%, 06/30/27 (Call 03/30/27)(a)	EUR	100	99,364

			107,952,045

Germany — 3.1%
Aareal Bank AG
0.13%, 02/01/23(a)	EUR	400	422,411
0.13%, 02/01/30	EUR	300	282,422
0.75%, 04/18/28(a)	EUR	400	371,722
Allianz Finance II BV
0.50%, 01/14/31 (Call 10/14/30)(a)	EUR	400	369,127
0.88%, 01/15/26 (Call 10/15/25)(a)	EUR	300	312,314
1.38%, 04/21/31 (Call 01/21/31)(a)	EUR	100	100,195
Series 62, 4.50%, 03/13/43(a)	GBP	200	306,519
Allianz SE
1.30%, 09/25/49 (Call 09/25/29)(a)(b)	EUR	200	185,935
2.24%, 07/07/45 (Call 07/07/25)(a)(b)	EUR	500	525,629
3.10%, 07/06/47 (Call 07/06/27)(a)(b)	EUR	200	214,940
3.38%, (Call 09/18/24)(a)(b)(d)	EUR	100	107,073

S C H E D U L E O F I N V E S T M E N T S	75

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Germany (continued)
alstria office REIT-AG
1.50%, 11/15/27 (Call 08/15/27)(a)	EUR	100	$92,928
2.13%, 04/12/23 (Call 01/12/23)(a)	EUR	200	211,602
Aroundtown SA
1.45%, 07/09/28 (Call 04/09/28)(a)	EUR	200	186,796
1.50%, 05/28/26 (Call 02/28/26)(a)	EUR	300	301,303
1.63%, 01/31/28 (Call 10/31/27)(a)	EUR	200	192,807
3.38%, (Call 09/23/24)(a)(b)(d)	EUR	200	202,287
3.63%, 04/10/31 (Call 01/10/31)(a)	GBP	250	296,617
BASF SE
0.88%, 10/06/23(a)	GBP	300	369,909
0.88%, 10/06/31 (Call 07/06/31)(a)	EUR	160	151,359
1.50%, 03/17/31 (Call 12/17/30)(a)	EUR	300	297,980
Series 10Y, 2.00%, 12/05/22(a)	EUR	580	619,642
Series 7Y, 0.88%, 05/22/25(a)	EUR	574	598,663
Bausparkasse Schwaebisch Hall AG, 0.20%, 04/27/33(a)	EUR	100	88,969
Bayer AG
0.63%, 07/12/31 (Call 04/12/31)(a)	EUR	200	177,132
1.00%, 01/12/36 (Call 10/12/35)(a)	EUR	200	162,827
1.38%, 07/06/32 (Call 04/06/32)(a)	EUR	200	184,076
Bayer Capital Corp. BV
1.25%, 11/13/23 (Call 08/13/23)(a)	EUR	850	903,299
2.13%, 12/15/29 (Call 09/15/29)(a)	EUR	400	409,646
Bayerische Landesbank
0.35%, 12/01/22(a)	EUR	360	380,925
0.75%, 01/20/26(a)	EUR	180	186,266
0.75%, 01/19/28(a)	EUR	200	203,021
1.38%, 11/22/32 (Call 08/22/27)(a)(b)	EUR	200	189,315
1.75%, 04/08/24(a)	EUR	300	321,720
Bayerische Landesbodenkreditanstalt, 0.63%, 11/23/26	EUR	100	102,066
Berlin Hyp AG
0.00%, 02/17/27(a)(c)	EUR	300	296,407
0.13%, 01/18/30(a)	EUR	300	283,283
0.50%, 11/05/29(a)	EUR	500	468,815
Series 200, 0.38%, 02/21/25(a)	EUR	500	516,530
Bertelsmann SE & Co. KGaA, 1.25%, 09/29/25 (Call 06/29/25)(a)	EUR	300	315,824
BMW Canada Inc., Series V, 2.41%, 11/27/23	CAD	200	153,222
BMW Finance NV
0.00%, 01/11/26(a)(c)	EUR	300	299,844
0.13%, 07/13/22(a)	EUR	190	200,585
0.38%, 07/10/23(a)	EUR	388	409,124
0.38%, 01/14/27(a)	EUR	200	200,095
0.63%, 10/06/23(a)	EUR	140	147,632
0.75%, 07/13/26(a)	EUR	355	362,826
0.88%, 04/03/25(a)	EUR	250	260,538
0.88%, 01/14/32(a)	EUR	100	94,614
1.00%, 01/21/25(a)	EUR	50	52,486
1.50%, 02/06/29(a)	EUR	350	360,386
BMW International Investment BV, 1.88%, 09/11/23(a)	GBP	261	325,776
Commerzbank AG
0.05%, 07/11/24(a)	EUR	100	103,386
0.13%, 02/23/23(a)	EUR	700	738,805
0.50%, 08/28/23(a)	EUR	412	433,201
0.50%, 06/09/26	EUR	570	581,256
0.63%, 08/28/24(a)	EUR	700	725,047
0.88%, 01/22/27(a)	EUR	200	196,119

Security		Par (000)	Value

Germany (continued)
0.88%, 04/18/28(a)	EUR	450	$457,922
1.13%, 09/19/25(a)	EUR	400	407,768
1.75%, 01/22/25(a)	GBP	100	119,414
Continental AG, 2.50%, 08/27/26 (Call 05/27/26)	EUR	200	215,423
Covestro AG, 0.88%, 02/03/26 (Call 11/03/25)(a)	EUR	200	205,234
Daimler AG
0.75%, 02/08/30(a)	EUR	250	239,951
0.75%, 03/11/33(a)	EUR	300	271,759
1.00%, 11/15/27(a)	EUR	200	203,420
1.13%, 08/08/34(a)	EUR	280	255,530
1.50%, 07/03/29(a)	EUR	150	154,769
2.00%, 08/22/26(a)	EUR	350	375,727
2.00%, 02/27/31(a)	EUR	310	323,859
Daimler International Finance BV
0.25%, 05/11/22(a)	EUR	300	316,517
0.85%, 02/28/25(a)	EUR	598	621,713
1.63%, 11/11/24(a)	GBP	200	245,457
Daimler Truck International Finance BV, 1.63%, 04/06/27(a)	EUR	300	310,329
DekaBank Deutsche Girozentrale, 0.30%, 11/20/26(a)	EUR	200	200,873
Deutsche Apotheker-und Aerztebank eG, 0.50%, 02/14/25	EUR	400	414,621
Deutsche Bahn Finance GMBH
0.63%, 09/26/28(a)	EUR	150	151,115
0.63%, 12/08/50(a)	EUR	250	172,774
0.88%, 07/11/31(a)	EUR	320	313,160
0.95%, (Call 01/22/25)(a)(b)(d)	EUR	300	294,727
1.00%, 12/17/27 (Call 09/17/27)	EUR	150	155,304
1.13%, 12/18/28(a)	EUR	562	578,683
1.38%, 07/07/25 (Call 04/07/25)(a)	GBP	100	122,210
1.38%, 04/16/40(a)	EUR	300	272,804
1.63%, 08/16/33 (Call 05/16/33)(a)	EUR	450	460,044
2.75%, 03/19/29(a)	EUR	50	56,908
3.50%, 09/27/24(a)	AUD	100	70,786
Series CB, 1.60%, (Call 07/18/29)(a)(b)(d)	EUR	200	180,133
Deutsche Bank AG
0.13%, 01/21/30(a)	EUR	100	94,084
0.25%, 05/15/23(a)	EUR	250	263,753
0.25%, 03/08/24(a)	EUR	122	127,332
0.25%, 08/31/28(a)	EUR	222	216,220
0.63%, 12/19/23(a)	CHF	100	102,164
1.13%, 08/30/23(a)	EUR	370	392,787
1.13%, 03/17/25(a)	EUR	200	205,323
1.38%, 02/17/32 (Call 02/17/31)(a)(b)	EUR	300	265,287
1.63%, 01/20/27(a)	EUR	400	398,248
1.75%, 01/17/28(a)	EUR	100	98,014
1.75%, 11/19/30 (Call 11/19/29)(a)(b)	EUR	200	186,707
2.63%, 02/12/26(a)	EUR	400	421,322
3.88%, 02/12/24(a)	GBP	300	378,303
Deutsche Boerse AG
0.13%, 02/22/31 (Call 11/22/30)(a)	EUR	100	91,312
1.50%, 04/04/32	EUR	200	203,198
1.63%, 10/08/25(a)	EUR	120	129,031
Deutsche Hypothekenbank AG
0.13%, 11/23/23(a)	EUR	500	522,923
0.25%, 02/22/23	EUR	300	316,960
0.25%, 05/17/24	EUR	100	104,011
Deutsche Kreditbank AG
0.00%, 11/07/29(a)(c)	EUR	370	347,497

76	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Germany (continued)
0.75%, 09/26/24(a)	EUR	500	$520,797
1.63%, 06/18/24(a)	EUR	100	106,946
Deutsche Pfandbriefbank AG
0.10%, 01/21/28	EUR	400	390,024
0.25%, 03/15/23	EUR	100	105,627
0.25%, 10/27/25(a)	EUR	400	398,653
0.50%, 01/19/23(a)	EUR	100	105,881
0.63%, 08/30/27	EUR	300	303,354
Deutsche Post AG
1.00%, 05/20/32 (Call 02/20/32)(a)	EUR	200	192,636
1.63%, 12/05/28 (Call 09/05/28)(a)	EUR	100	104,727
2.88%, 12/11/24(a)	EUR	434	483,950
Deutsche Telekom AG
1.75%, 03/25/31(a)	EUR	100	103,314
1.75%, 12/09/49(a)	EUR	250	217,531
Deutsche Telekom International Finance BV
0.63%, 04/03/23(a)	EUR	560	593,058
0.63%, 12/13/24(a)	EUR	500	519,516
1.38%, 01/30/27(a)	EUR	300	313,548
1.50%, 04/03/28(a)	EUR	505	525,014
2.25%, 04/13/29(a)	GBP	261	310,459
4.50%, 10/28/30(a)	EUR	50	61,835
Deutsche Wohnen SE, 1.50%, 04/30/30 (Call 01/30/30)(a)	EUR	200	191,577
DZ HYP AG
0.00%, 01/15/27(a)(c)	EUR	300	296,863
0.05%, 12/06/24	EUR	100	102,737
0.10%, 08/31/26(a)	EUR	200	200,021
0.13%, 03/01/24(a)	EUR	500	520,829
0.38%, 11/10/34(a)	EUR	200	175,675
0.50%, 11/13/25(a)	EUR	300	308,377
0.75%, 02/02/26(a)	EUR	200	206,931
0.75%, 06/30/27(a)	EUR	250	255,061
0.88%, 01/18/30(a)	EUR	500	500,025
0.88%, 04/17/34(a)	EUR	200	188,937
E.ON International Finance BV
0.75%, 11/30/22 (Call 08/30/22)(a)	EUR	500	528,562
1.50%, 07/31/29 (Call 04/30/29)(a)	EUR	350	357,236
1.63%, 05/30/26 (Call 02/28/26)(a)	EUR	258	272,986
5.53%, 02/21/23	EUR	250	275,176
5.88%, 10/30/37(a)	GBP	350	542,829
6.13%, 07/06/39(a)	GBP	50	80,293
6.25%, 06/03/30(a)	GBP	160	242,336
6.38%, 06/07/32	GBP	190	296,879
E.ON SE
0.25%, 10/24/26 (Call 07/24/26)(a)	EUR	450	446,391
0.38%, 09/29/27 (Call 06/29/27)(a)	EUR	200	196,299
0.75%, 02/20/28 (Call 11/20/27)(a)	EUR	200	198,736
0.88%, 10/18/34 (Call 07/18/34)(a)	EUR	300	265,518
1.63%, 05/22/29 (Call 02/22/29)(a)	EUR	190	196,412
EnBW Energie Baden-Wuerttemberg AG, 1.63%, 08/05/79 (Call 05/05/27)(a)(b)	EUR	200	181,951
EnBW International Finance BV
0.50%, 03/01/33 (Call 12/01/32)(a)	EUR	100	84,184
1.88%, 10/31/33 (Call 07/31/33)(a)	EUR	436	421,115
6.13%, 07/07/39	EUR	180	263,890
Eurogrid GmbH, 1.11%, 05/15/32 (Call 02/15/32)(a)	EUR	200	188,984
Evonik Finance BV, 0.75%, 09/07/28 (Call 06/07/28)(a)	EUR	270	264,029

Security		Par (000)	Value

Germany (continued)
Fresenius SE & Co. KGaA
0.75%, 01/15/28 (Call 10/15/27)(a)	EUR	550	$540,570
2.88%, 02/15/29 (Call 11/15/28)(a)	EUR	270	292,040
Grand City Properties SA
1.38%, 08/03/26 (Call 05/03/26)(a)	EUR	400	396,379
1.50%, (Call 03/11/26)(a)(b)(d)	EUR	100	90,679
Hamburg Commercial Bank AG
0.38%, 07/12/23(a)	EUR	300	316,311
0.50%, 05/23/22(a)	EUR	100	105,475
Hamburger Sparkasse AG, 0.38%, 05/23/24(a)	EUR	300	312,760
Hannover Finance Luxembourg SA, 5.00%, 06/30/43 (Call 06/30/23)(b)	EUR	100	110,240
Hannover Rueck SE
1.13%, 04/18/28 (Call 01/18/28)(a)	EUR	300	304,047
1.38%, 06/30/42 (Call 12/30/31)(a)(b)	EUR	100	87,454
1.75%, 10/08/40 (Call 07/08/30)(a)(b)	EUR	200	185,758
HeidelbergCement AG, 1.50%, 02/07/25 (Call 11/07/24)(a)	EUR	481	506,208
HeidelbergCement Finance Luxembourg SA
1.13%, 12/01/27 (Call 09/01/27)(a)	EUR	320	319,895
1.50%, 06/14/27 (Call 03/14/27)(a)	EUR	135	138,463
HOCHTIEF AG, 0.63%, 04/26/29 (Call 01/26/29)(a)	EUR	350	310,720
Infineon Technologies AG, 1.63%, 06/24/29 (Call 03/24/29)(a)	EUR	300	305,190
ING-DiBa AG
0.25%, 11/16/26(a)	EUR	300	301,053
1.00%, 05/23/39(a)	EUR	100	90,880
1.25%, 10/09/33(a)	EUR	200	198,527
Investitionsbank Berlin, Series 214, 0.00%, 04/18/28(a)(c)	EUR	200	194,007
KfW
0.00%, 06/30/23(a)(c)	EUR	1,500	1,583,090
0.00%, 09/15/23(c)	EUR	200	210,579
0.00%, 04/02/24(a)(c)	EUR	500	523,424
0.00%, 07/04/24(a)(c)	EUR	1,000	1,042,850
0.00%, 02/18/25(a)(c)	EUR	500	516,941
0.00%, 06/15/26(a)(c)	EUR	200	202,865
0.00%, 09/30/26(a)(c)	EUR	400	404,341
0.00%, 03/31/27(a)(c)	EUR	500	500,558
0.00%, 04/30/27(a)(c)	EUR	600	600,201
0.00%, 05/05/27(a)(c)	EUR	950	950,018
0.00%, 09/15/28(a)(c)	EUR	1,000	980,323
0.00%, 09/17/30(a)(c)	EUR	700	658,519
0.00%, 01/10/31(a)(c)	EUR	1,500	1,401,333
0.05%, 05/30/24	EUR	50	52,296
0.05%, 09/29/34(a)	EUR	1,010	873,848
0.13%, 11/07/23	EUR	1,100	1,158,937
0.13%, 01/15/24	EUR	400	420,486
0.13%, 10/04/24	EUR	600	625,533
0.13%, 12/30/26(a)	GBP	200	229,289
0.13%, 01/09/32(a)	EUR	2,230	2,067,106
0.25%, 06/30/25	EUR	1,000	1,037,470
0.38%, 03/15/23	EUR	300	317,988
0.38%, 04/23/25	EUR	750	781,995
0.38%, 03/09/26	EUR	1,370	1,415,538
0.63%, 07/04/22	EUR	200	211,435
0.63%, 01/15/25	EUR	600	631,824
0.63%, 02/22/27	EUR	800	827,098
0.63%, 01/07/28	EUR	351	359,927
0.75%, 12/07/27	GBP	300	350,606

S C H E D U L E O F I N V E S T M E N T S	77

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Germany (continued)
0.75%, 06/28/28	EUR	990	$1,019,899
0.88%, 09/15/26(a)	GBP	970	1,159,777
0.88%, 07/04/39(a)	EUR	320	293,161
1.13%, 07/04/25	GBP	700	856,115
1.13%, 09/15/32(a)	EUR	220	222,861
1.13%, 05/09/33(a)	EUR	500	500,985
1.13%, 06/15/37(a)	EUR	100	96,569
1.25%, 12/29/23(a)	GBP	400	497,729
1.25%, 07/04/36(a)	EUR	440	435,190
1.38%, 12/15/25(a)	GBP	400	490,984
1.38%, 07/31/35(a)	EUR	170	171,779
1.50%, 06/11/24	EUR	350	376,698
2.13%, 08/15/23	EUR	550	595,245
5.00%, 03/19/24	AUD	70	51,206
6.00%, 12/07/28	GBP	150	233,971
Kreditanstalt fuer Wiederaufbau
0.00%, 12/15/27(a)(c)	EUR	1,000	990,461
0.00%, 06/15/29(a)(c)	EUR	800	771,894
Landesbank Baden-Wuerttemberg
0.13%, 06/27/23(a)	EUR	100	105,265
0.25%, 01/10/25(a)	EUR	300	309,456
0.38%, 01/14/26(a)	EUR	386	393,891
0.38%, 02/18/27(a)	EUR	500	487,071
0.38%, 02/21/31(a)	EUR	300	260,644
Series 812, 0.00%, 07/16/27(a)(c)	EUR	300	294,375
Landesbank Hessen-Thueringen Girozentrale
0.00%, 01/22/25(a)(c)	EUR	300	307,298
0.38%, 05/12/25(a)	EUR	600	612,323
0.50%, 09/25/25(a)	EUR	300	308,918
0.88%, 03/20/28(a)	EUR	600	612,449
Series H337, 0.00%, 09/26/29(c)	EUR	100	94,072
Landeskreditbank Baden-Wuerttemberg Foerderbank, 0.38%, 04/13/26(a)	EUR	430	438,364
Landwirtschaftliche Rentenbank
0.00%, 07/19/28(a)(c)	EUR	500	487,587
0.00%, 11/27/29(a)(c)	EUR	400	380,272
0.00%, 06/30/31(a)(c)	EUR	670	615,871
0.25%, 07/15/24(a)	EUR	700	729,301
0.25%, 08/29/25(a)	EUR	600	617,608
0.38%, 01/22/24(a)	EUR	100	105,086
0.38%, 02/14/28(a)	EUR	300	301,148
0.50%, 02/28/29(a)	EUR	300	299,465
0.63%, 05/18/27(a)	EUR	200	205,112
0.63%, 10/31/36(a)	EUR	50	44,895
1.25%, 05/20/22(a)	EUR	317	334,710
1.38%, 09/08/25(a)	GBP	200	245,852
2.60%, 03/23/27(a)	AUD	100	67,201
2.70%, 09/05/22(a)	AUD	70	49,714
4.75%, 05/06/26(a)	AUD	200	147,847
Lanxess AG, 1.13%, 05/16/25 (Call 02/16/25)(a)	EUR	325	337,455
LANXESS AG, 1.75%, 03/22/28 (Call 12/22/27)(a)	EUR	300	299,908
LEG Immobilien AG, 0.88%, 11/28/27 (Call 08/28/27)(a)	EUR	200	192,995
LEG Immobilien SE, 1.50%, 01/17/34 (Call 10/17/33)(a)	EUR	300	261,967
Linde Finance BV
0.25%, 05/19/27 (Call 02/19/27)(a)	EUR	200	198,029
Series 10, 2.00%, 04/18/23(a)	EUR	320	343,637
Mercedes-Benz Group AG, 0.38%, 11/08/26(a)	EUR	425	425,268

Security		Par (000)	Value

Germany (continued)
Merck Financial Services GmbH, 0.50%, 07/16/28 (Call 04/16/28)(a)	EUR	300	$295,157
Merck KGaA
1.63%, 06/25/79 (Call 09/18/24)(a)(b)	EUR	100	102,858
1.63%, 09/09/80 (Call 06/09/26)(a)(b)	EUR	100	98,885
2.88%, 06/25/79 (Call 03/25/29)(a)(b)	EUR	100	100,616
3.38%, 12/12/74 (Call 12/12/24)(a)(b)	EUR	200	215,672
Muenchener Hypothekenbank eG
0.13%, 09/05/35(a)	EUR	200	167,448
0.50%, 03/14/25(a)	EUR	100	103,599
0.63%, 05/07/27(a)	EUR	400	406,236
1.00%, 04/18/39(a)	EUR	200	182,829
2.50%, 07/04/28(a)	EUR	190	212,178
Series 1803, 0.25%, 12/13/23(a)	EUR	100	104,731
Series 1943, 0.25%, 05/02/36(a)	EUR	100	83,999
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen
1.00%, 05/26/42 (Call 11/26/31)(a)(b)	EUR	300	253,349
1.25%, 05/26/41 (Call 11/26/30)(a)(b)	EUR	100	88,903
3.25%, 05/26/49 (Call 05/26/29)(a)(b)	EUR	100	104,505
Norddeutsche Landesbank-Girozentrale, 0.75%, 01/18/28(a)	EUR	472	477,915
NRW Bank
0.00%, 10/15/29(c)	EUR	70	65,989
0.10%, 07/09/35	EUR	570	477,672
0.13%, 07/07/23	EUR	300	316,010
0.25%, 05/16/24(a)	EUR	150	156,323
0.25%, 03/10/25(a)	EUR	700	720,875
0.25%, 07/04/25	EUR	200	205,369
0.38%, 11/17/26(a)	EUR	100	101,273
0.50%, 05/26/25(a)	EUR	300	310,709
0.50%, 05/11/26(a)	EUR	50	51,215
0.50%, 06/17/41(a)	EUR	100	82,414
0.63%, 02/11/26	EUR	300	309,700
0.88%, 04/12/34	EUR	200	189,659
1.20%, 03/28/39	EUR	100	94,491
O2 Telefonica Deutschland Finanzierungs GmbH, 1.75%, 07/05/25 (Call 04/05/25)(a)	EUR	200	211,323
Roadster Finance DAC, 1.63%, 02/09/24(a)	EUR	100	103,056
RWE AG, 1.00%, 11/26/33 (Call 08/26/33)(a)	EUR	300	263,173
SAP SE
0.75%, 12/10/24 (Call 09/10/24)(a)	EUR	400	419,275
1.00%, 04/01/25 (Call 01/01/25)(a)	EUR	219	229,953
1.25%, 03/10/28 (Call 12/10/27)(a)	EUR	400	414,503
1.75%, 02/22/27 (Call 11/22/26)(a)	EUR	102	108,799
Siemens Financieringsmaatschappij NV
0.00%, 09/05/24(a)(c)	EUR	475	490,568
0.38%, 09/06/23(a)	EUR	210	221,303
0.50%, 09/05/34(a)	EUR	100	88,131
1.00%, 02/20/25(a)	GBP	200	241,005
1.00%, 09/06/27(a)	EUR	90	92,756
1.00%, 02/25/30 (Call 11/25/29)(a)	EUR	200	199,067
1.25%, 02/28/31(a)	EUR	250	252,144
1.75%, 02/28/39(a)	EUR	200	196,048
2.75%, 09/10/25(a)	GBP	200	252,941
2.88%, 03/10/28(a)	EUR	491	555,001
Siemens Financieringsmat Co., 1.25%, 02/25/35	EUR	200	192,590
Talanx AG, 2.25%, 12/05/47 (Call 12/05/27)(a)(b)	EUR	100	100,606
Traton Finance Luxembourg SA, 0.75%, 03/24/29 (Call 12/24/28)(a)	EUR	400	369,486

78	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Germany (continued)
UniCredit Bank AG
0.00%, 09/10/24(a)(c)	EUR	286	$294,586
0.00%, 09/15/28(a)(c)	EUR	300	287,704
0.00%, 01/21/36(a)(c)	EUR	100	81,547
0.25%, 01/15/32(a)	EUR	300	274,810
0.50%, 05/04/26(a)	EUR	200	204,331
0.85%, 05/22/34(a)	EUR	580	545,171
Vier Gas Transport GmbH, 3.13%, 07/10/23(a)	EUR	295	319,831
Volkswagen Bank GmbH, 2.50%, 07/31/26(a)	EUR	100	105,640
Volkswagen Financial Services AG
0.38%, 02/12/30(a)	EUR	550	478,556
1.50%, 10/01/24(a)	EUR	200	209,688
2.25%, 10/16/26(a)	EUR	70	73,347
3.00%, 04/06/25(a)	EUR	500	542,033
3.38%, 04/06/28(a)	EUR	50	54,468
Volkswagen Financial Services Australia Pty Ltd., 3.10%, 04/17/23(a)	AUD	200	141,475
Volkswagen Financial Services NV
1.13%, 09/18/23(a)	GBP	300	368,129
2.25%, 04/12/25(a)	GBP	150	182,140
Volkswagen International Finance NV
2.63%, 11/16/27(a)	EUR	300	318,441
3.30%, 03/22/33(a)	EUR	100	107,602
3.38%, 11/16/26(a)	GBP	200	249,589
3.88%, (Call 06/17/29)(a)(b)(d)	EUR	400	388,222
4.13%, 11/16/38(a)	EUR	200	231,363
4.38%, (Call 03/28/31)(a)(b)(d)	EUR	300	291,663
4.63%, (Call 03/24/26)(a)(b)(d)	EUR	200	211,528
4.63%, (Call 06/27/28)(a)(b)(d)	EUR	300	308,573
Series 10Y, 1.88%, 03/30/27(a)	EUR	400	411,363
Series NC6, 3.38%, (Call 06/27/24)(a)(b)(d)	EUR	400	417,233
Volkswagen Leasing GmbH
0.50%, 01/12/29(a)	EUR	100	90,983
1.13%, 04/04/24(a)	EUR	384	402,573
1.38%, 01/20/25(a)	EUR	250	259,774
1.50%, 06/19/26(a)	EUR	400	407,510
2.38%, 09/06/22(a)	EUR	300	319,121
2.63%, 01/15/24(a)	EUR	350	377,817
Vonovia Finance BV
0.63%, 10/07/27 (Call 07/07/27)(a)	EUR	300	285,640
1.00%, 07/09/30 (Call 04/09/30)(a)	EUR	300	269,550
1.13%, 09/14/34 (Call 06/14/34)(a)	EUR	100	79,804
1.25%, 12/06/24(a)	EUR	100	104,481
1.50%, 03/22/26(a)	EUR	100	102,138
1.50%, 06/10/26(a)	EUR	100	101,558
1.63%, 10/07/39 (Call 07/07/39)(a)	EUR	100	76,657
1.75%, 01/25/27(a)	EUR	200	203,616
1.80%, 06/29/25 (Call 03/29/25)(a)	EUR	200	209,490
2.25%, 04/07/30 (Call 01/07/30)(a)	EUR	400	400,240
Vonovia SE
0.63%, 12/14/29 (Call 09/14/29)(a)	EUR	200	177,844
1.50%, 06/14/41 (Call 03/14/41)(a)	EUR	200	149,326
1.63%, 09/01/51 (Call 06/01/51)(a)	EUR	200	138,116
1.88%, 06/28/28 (Call 03/28/28)(a)	EUR	300	303,987
VW Credit Canada Inc., 3.25%, 03/29/23	CAD	250	194,553
Wintershall Dea Finance BV
0.45%, 09/25/23 (Call 06/25/23)(a)	EUR	300	307,516
1.33%, 09/25/28 (Call 06/25/28)(a)	EUR	400	355,615

Security		Par (000)	Value

Germany (continued)
Wirtschafts- und Infrastrukturbank Hessen, 0.88%, 06/14/28	EUR	200	$203,833

			113,622,096

Hong Kong — 0.0%
CK Hutchison Europe Finance 18 Ltd., 1.25%, 04/13/25(a)	EUR	105	109,115
CK Hutchison Finance 16 II Ltd., 0.88%, 10/03/24(a)	EUR	300	311,997
CK Hutchison Finance 16 Ltd., Series B, 2.00%, 04/06/28(a)	EUR	300	305,351

			726,463

Hungary — 0.0%
MOL Hungarian Oil & Gas PLC, 1.50%, 10/08/27 (Call 07/08/27)(a)	EUR	200	189,997

Iceland — 0.0%
Landsbankinn HF, 0.50%, 05/20/24(a)	EUR	200	204,599

Indonesia — 0.0%
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 1.88%, 11/05/31(a)	EUR	200	177,141

Ireland — 0.1%
AIB Group PLC, 0.50%, 11/17/27 (Call 11/17/26)(a)(b)	EUR	300	288,676
AIB Mortgage Bank, 0.88%, 02/04/23(a)	EUR	100	106,169
Bank of Ireland Group PLC
0.75%, 07/08/24 (Call 07/08/23)(a)(b)	EUR	290	304,207
1.38%, 08/29/23(a)	EUR	150	159,073
Bank of Ireland Mortgage Bank, 0.63%, 03/14/25(a) .	EUR	100	103,732
CRH Finance DAC, 1.38%, 10/18/28 (Call 07/18/28)(a)	EUR	200	202,223
ESB Finance DAC
1.75%, 02/07/29 (Call 11/07/28)(a)	EUR	100	104,804
1.88%, 06/14/31 (Call 03/14/31)(a)	EUR	100	103,902
2.13%, 11/05/33 (Call 08/05/33)(a)	EUR	407	425,573
Freshwater Finance PLC, Series A, 5.18%, 04/20/35(a)	GBP	100	147,596
Kerry Group Financial Services Unltd Co.
0.63%, 09/20/29 (Call 06/20/29)(a)	EUR	300	280,232
0.88%, 12/01/31 (Call 09/01/31)(a)	EUR	100	91,903
PartnerRe Ireland Finance DAC, 1.25%, 09/15/26(a)	EUR	200	204,348
Ryanair DAC
1.13%, 08/15/23(a)	EUR	400	420,980
2.88%, 09/15/25(a)	EUR	100	107,176
Smurfit Kappa Acquisitions ULC, 2.88%, 01/15/26 (Call 10/15/25)(a)	EUR	100	108,503
Smurfit Kappa Treasury Co., 0.50%, 09/22/29 (Call 06/22/29)(a)	EUR	300	275,526

			3,434,623

Isle Of Man — 0.0%
NE Property BV, 3.38%, 07/14/27 (Call 04/14/27)(a)	EUR	225	228,166

Italy — 0.8%
2i Rete Gas SpA, 2.20%, 09/11/25 (Call 06/11/25)(a)	EUR	460	491,231
A2A SpA
1.00%, 07/16/29 (Call 04/16/29)(a)	EUR	350	338,210
1.63%, 10/19/27 (Call 07/19/27)(a)	EUR	100	102,938

S C H E D U L E O F I N V E S T M E N T S	79

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Italy (continued)
ACEA SpA
0.25%, 07/28/30 (Call 04/28/30)(a)	EUR	100	$88,366
1.00%, 10/24/26 (Call 07/24/26)(a)	EUR	250	254,979
1.50%, 06/08/27 (Call 03/08/27)(a)	EUR	240	247,980
1.75%, 05/23/28 (Call 02/23/28)(a)	EUR	110	114,289
Aeroporti di Roma SpA, 1.63%, 06/08/27 (Call 03/08/27)(a)	EUR	250	250,411
AMCO - Asset Management Co. SpA
1.38%, 01/27/25(a)	EUR	200	208,036
2.25%, 07/17/27(a)	EUR	450	467,189
Anima Holding SpA, 1.50%, 04/22/28(a)	EUR	100	94,301
Assicurazioni Generali SpA
4.13%, 05/04/26(a)	EUR	300	328,372
5.13%, 09/16/24(a)	EUR	370	423,307
5.50%, 10/27/47 (Call 10/27/27)(a)(b)	EUR	350	391,047
ASTM SpA
1.50%, 01/25/30 (Call 10/25/29)(a)	EUR	400	367,764
2.38%, 11/25/33 (Call 08/25/33)(a)	EUR	300	272,357
3.38%, 02/13/24(a)	EUR	209	226,003
Banca Monte dei Paschi di Siena SpA
0.88%, 10/08/27(a)	EUR	300	303,883
2.00%, 01/29/24(a)	EUR	240	257,771
Series 16, 2.88%, 07/16/24(a)	EUR	200	218,278
Banco BPM SpA
1.00%, 01/23/25(a)	EUR	200	209,270
1.13%, 09/25/23(a)	EUR	300	318,476
Banco di Desio e della Brianza SpA, 0.38%, 07/24/26(a)	EUR	200	201,527
BPER Banca, 1.00%, 07/22/23(a)	EUR	200	212,153
Credit Agricole Italia SpA
0.25%, 09/30/24(a)	EUR	100	103,276
0.25%, 01/17/28(a)	EUR	300	293,935
0.38%, 01/20/32(a)	EUR	300	274,544
1.00%, 03/25/27(a)	EUR	200	205,973
1.00%, 01/17/45(a)	EUR	100	86,947
1.13%, 03/21/25(a)	EUR	200	210,298
Enel Finance International NV
0.38%, 06/17/27 (Call 03/17/27)(a)	EUR	500	488,843
0.50%, 06/17/30 (Call 03/17/30)(a)	EUR	600	545,240
1.13%, 10/17/34 (Call 07/17/34)(a)	EUR	216	189,697
1.38%, 06/01/26(a)	EUR	579	601,764
2.88%, 04/11/29 (Call 01/11/29)(a)	GBP	300	363,760
5.63%, 08/14/24(a)	GBP	300	400,752
5.75%, 09/14/40(a)	GBP	230	355,432
Enel SpA
2.50%, (Call 08/24/23)(a)(b)(d)	EUR	500	529,237
5.25%, 05/20/24(a)	EUR	170	194,419
Series 6.5Y, 1.38%, (Call 06/08/27)(a)(b)(d)	EUR	300	272,709
Eni SpA
0.63%, 01/23/30(a)	EUR	300	277,013
0.75%, 05/17/22(a)	EUR	450	474,884
1.13%, 09/19/28(a)	EUR	670	663,885
1.75%, 01/18/24(a)	EUR	279	298,558
2.75%, (Call 02/11/30)(a)(b)(d)	EUR	300	267,196
3.75%, 09/12/25(a)	EUR	150	170,470
Series NC5., 2.63%, (Call 10/13/25)(a)(b)(d)	EUR	100	100,880
Series NC9, 3.38%, (Call 07/13/29)(a)(b)(d)	EUR	100	95,209
ERG SpA, 1.88%, 04/11/25 (Call 01/11/25)(a)	EUR	100	105,188
FCA Bank SpA/Ireland 0.00%, 04/16/24 (Call 01/16/24)(a)(c)	EUR	100	102,859

Security		Par (000)	Value

Italy (continued)
0.25%, 02/28/23 (Call 01/28/23)(a)	EUR	400	$422,242
0.50%, 09/13/24 (Call 06/13/24)(a)	EUR	200	206,848
0.63%, 11/24/22 (Call 10/24/22)(a)	EUR	125	132,263
Ferrovie dello Stato Italiane SpA
0.38%, 03/25/28(a)	EUR	325	310,417
1.50%, 06/27/25(a)	EUR	360	380,014
Hera SpA
0.25%, 12/03/30 (Call 09/03/30)(a)	EUR	223	194,475
0.88%, 10/14/26(a)	EUR	100	101,123
Intesa Sanpaolo SpA
0.63%, 03/23/23(a)	EUR	400	423,761
0.63%, 02/24/26(a)	EUR	400	391,703
0.75%, 03/16/28(a)	EUR	300	284,583
1.00%, 01/27/23(a)	EUR	250	265,636
1.00%, 07/04/24(a)	EUR	575	600,815
1.00%, 09/25/25(a)	EUR	300	313,475
1.13%, 06/16/27(a)	EUR	400	414,701
1.13%, 10/04/27(a)	EUR	200	206,530
1.38%, 01/18/24(a)	EUR	510	541,495
1.38%, 12/18/25(a)	EUR	100	105,605
1.75%, 07/04/29(a)	EUR	225	221,551
2.13%, 08/30/23(a)	EUR	150	161,222
2.50%, 01/15/30(a)	GBP	200	226,343
3.13%, 02/05/24(a)	EUR	100	109,750
3.25%, 02/10/26(a)	EUR	100	112,821
Iren SpA
1.00%, 07/01/30 (Call 04/01/30)(a)	EUR	200	185,988
1.50%, 10/24/27 (Call 07/24/27)(a)	EUR	300	306,288
1.95%, 09/19/25 (Call 06/19/25)(a)	EUR	100	106,419
Italgas SpA
0.88%, 04/24/30(a)	EUR	430	403,385
1.63%, 01/19/27(a)	EUR	300	313,257
Mediobanca Banca di Credito Finanziario SpA
0.50%, 10/01/26(a)	EUR	100	101,365
0.88%, 01/15/26(a)	EUR	200	199,845
1.13%, 04/23/25(a)	EUR	250	255,981
1.63%, 01/07/25(a)	EUR	100	105,223
Series 4, 1.38%, 11/10/25(a)	EUR	300	317,118
Poste Italiane SpA, 0.50%, 12/10/28 (Call 09/10/28)(a)	EUR	300	278,282
Snam SpA
0.00%, 12/07/28 (Call 09/07/28)(a)(c)	EUR	267	243,781
0.88%, 10/25/26(a)	EUR	461	468,848
1.25%, 06/20/34 (Call 03/20/34)(a)	EUR	200	179,675
1.38%, 10/25/27 (Call 07/25/27)(a)	EUR	110	113,659
Societa Cattolica Di Assicurazione SPA, 4.25%,
12/14/47 (Call 12/14/27)(a)(b)	EUR	200	210,990
Terna - Rete Elettrica Nazionale
0.38%, 09/25/30 (Call 06/25/30)(a)	EUR	300	269,864
1.38%, 07/26/27(a)	EUR	300	309,310
Terna Rete Elettrica Nazionale SpA, 4.90%, 10/28/24(a)	EUR	103	118,562
UniCredit SpA
0.33%, 01/19/26(a)	EUR	400	389,606
0.38%, 10/31/26(a)	EUR	300	300,626
0.75%, 04/30/25(a)	EUR	500	518,661
0.85%, 01/19/31(a)	EUR	100	85,601
1.63%, 07/03/25 (Call 07/03/24)(a)(b)	EUR	300	311,817
1.80%, 01/20/30(a)	EUR	500	470,597

80	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Italy (continued)
2.00%, 03/04/23(a)	EUR	454	$485,514

			27,238,741

Japan — 0.2%
American Honda Finance Corp., 0.55%, 03/17/23	EUR	300	317,327
Asahi Group Holdings Ltd., 1.15%, 09/19/25 (Call 06/19/25)(a)	EUR	200	208,195
East Japan Railway Co.
0.77%, 09/15/34(a)	EUR	100	87,144
1.16%, 09/15/28(a)	GBP	150	171,014
4.50%, 01/25/36(a)	GBP	50	72,122
JT International Financial Services BV, 1.00%, 11/26/29 (Call 08/26/29)(a)	EUR	200	188,494
Mitsubishi UFJ Financial Group Inc.
0.85%, 07/19/29(a)	EUR	200	191,604
0.87%, 09/07/24(a)	EUR	400	416,414
Mizuho Financial Group Inc.
0.40%, 09/06/29(a)	EUR	300	273,073
0.80%, 04/15/30(a)	EUR	335	307,532
1.02%, 10/11/23(a)	EUR	310	328,065
Nissan Motor Co. Ltd.
2.65%, 03/17/26 (Call 02/17/26)(a)	EUR	200	205,848
3.20%, 09/17/28 (Call 06/17/28)(a)	EUR	150	150,381
NTT Finance Corp., 0.00%, 03/03/25 (Call 02/03/25)(a)(c)	EUR	400	406,700
Sumitomo Mitsui Banking Corp.
0.41%, 11/07/29(a)	EUR	100	95,326
0.55%, 11/06/23(a)	EUR	500	525,539
Sumitomo Mitsui Financial Group Inc.
0.63%, 10/23/29(a)	EUR	300	275,807
0.93%, 10/11/24(a)	EUR	416	435,076
1.41%, 06/14/27(a)	EUR	100	101,461
1.55%, 06/15/26(a)	EUR	247	256,959
Takeda Pharmaceutical Co. Ltd.
0.75%, 07/09/27 (Call 05/09/27)	EUR	200	198,242
1.38%, 07/09/32 (Call 04/09/32)	EUR	400	376,630
2.00%, 07/09/40 (Call 01/09/40)	EUR	100	89,371
3.00%, 11/21/30 (Call 08/21/30)(a)	EUR	200	219,525
Toyota Motor Finance Netherlands BV, 1.38%, 05/23/23(a)	GBP	400	497,639

			6,395,488

Liechtenstein — 0.0%
LGT Bank AG, 1.88%, 02/08/23(a)	CHF	100	104,403

Lithuania — 0.0%
AB Ignitis Grupe, 2.00%, 07/14/27(a)	EUR	200	206,623

Luxembourg — 0.1%
Aroundtown SA, 1.63%, (Call 04/16/26)(a)(b)(d)	EUR	100	89,437
Bevco Lux Sarl, 1.50%, 09/16/27 (Call 06/16/27)(a)	EUR	200	202,428
Blackstone Property Partners
3.63%, 10/29/29	EUR	200	208,083
4.88%, 04/29/32	GBP	200	250,172
Blackstone Property Partners Europe Holdings Sarl
1.00%, 05/04/28 (Call 02/04/28)(a)	EUR	100	90,907
1.75%, 03/12/29 (Call 12/12/28)(a)	EUR	300	279,748
2.20%, 07/24/25 (Call 04/24/25)(a)	EUR	300	311,478
CBRE Global Investors Open-Ended Fund SCA SICAV-SIF Pan European Core Fund, 0.50%, 01/27/28 (Call 10/27/27)(a)	EUR	100	92,391

Security		Par (000)	Value

Luxembourg (continued)
CK Hutchison Group Telecom Finance SA
0.75%, 04/17/26 (Call 01/17/26)(a)	EUR	210	$210,564
1.13%, 10/17/28 (Call 07/17/28)(a)	EUR	400	381,335
CPI Property Group SA, 1.75%, 01/14/30 (Call 10/14/29)(a)	EUR	400	345,011
Logicor Financing Sarl
2.25%, 05/13/25 (Call 02/13/25)(a)	EUR	350	366,312
2.75%, 01/15/30 (Call 10/15/29)(a)	GBP	100	115,736
3.25%, 11/13/28 (Call 08/13/28)(a)	EUR	260	269,959
Prologis International Funding II SA, 0.88%, 07/09/29 (Call 04/09/29)(a)	EUR	300	282,738
SELP Finance Sarl
0.88%, 05/27/29 (Call 02/27/29)(a)	EUR	100	91,591
1.50%, 12/20/26 (Call 09/20/26)(a)	EUR	250	252,004

			3,839,894

Mexico — 0.0%
America Movil SAB de CV
2.13%, 03/10/28	EUR	400	419,803
4.95%, 07/22/33	GBP	200	283,030
5.00%, 10/27/26	GBP	200	271,800
5.75%, 06/28/30	GBP	120	175,879
Fomento Economico Mexicano SAB de CV, 0.50%, 05/28/28 (Call 02/28/28)	EUR	300	283,289

			1,433,801

Netherlands — 1.0%
ABN AMRO Bank NV
0.38%, 01/14/35(a)	EUR	200	174,907
0.40%, 09/17/41(a)	EUR	100	79,313
0.50%, 04/15/26(a)	EUR	200	203,926
0.60%, 01/15/27(a)	EUR	300	296,303
0.63%, 05/31/22(a)	EUR	300	316,703
0.88%, 01/15/24(a)	EUR	500	528,593
0.88%, 01/14/26(a)	EUR	400	415,845
1.00%, 04/13/31(a)	EUR	600	596,378
1.00%, 06/02/33(a)	EUR	200	178,405
1.13%, 01/12/32(a)	EUR	200	199,105
1.13%, 04/23/39(a)	EUR	200	184,937
1.25%, 01/10/33(a)	EUR	200	199,493
1.38%, 01/12/37(a)	EUR	100	97,733
1.45%, 04/12/38(a)	EUR	300	294,094
2.50%, 09/05/23(a)	EUR	200	216,687
3.38%, 08/15/31(a)	CHF	200	241,931
7.13%, 07/06/22(a)	EUR	450	480,291
Achmea Bank NV, 0.38%, 11/22/24(a)	EUR	300	310,358
Achmea BV, 1.50%, 05/26/27 (Call 02/26/27)(a)	EUR	334	347,822
Aegon Bank NV
0.25%, 05/25/23(a)	EUR	100	105,402
0.38%, 01/21/24(a)	EUR	200	206,831
Aegon NV, 6.13%, 12/15/31	GBP	50	77,191
Akzo Nobel NV
1.13%, 04/08/26 (Call 01/08/26)(a)	EUR	200	206,401
2.00%, 03/28/32 (Call 12/28/31)(a)	EUR	200	201,485
Alliander NV, 2.88%, 06/14/24	EUR	200	220,609
ASML Holding NV
0.63%, 05/07/29 (Call 02/07/29)(a)	EUR	340	332,603
1.38%, 07/07/26 (Call 04/07/26)(a)	EUR	300	317,454
ASR Nederland NV, 5.00%, (Call 09/30/24)(a)(b)(d)	EUR	230	252,613
BNG Bank NV
0.20%, 11/09/24(a)	EUR	450	465,646

S C H E D U L E O F I N V E S T M E N T S	81

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Netherlands (continued)
0.25%, 06/07/24(a)	EUR	300	$313,020
0.63%, 06/19/27(a)	EUR	250	255,491
0.75%, 01/11/28(a)	EUR	250	255,232
0.75%, 01/24/29(a)	EUR	390	393,640
0.88%, 10/17/35(a)	EUR	500	467,659
1.00%, 01/12/26(a)	EUR	200	210,359
1.38%, 10/21/30(a)	EUR	200	207,796
1.50%, 07/15/39(a)	EUR	284	283,820
2.25%, 07/17/23(a)	EUR	80	86,373
3.25%, 07/15/25(a)	AUD	200	140,367
3.30%, 07/17/28(a)	AUD	400	273,014
Cooperatieve Rabobank UA
0.25%, 05/31/24(a)	EUR	200	207,981
0.50%, 12/06/22(a)	EUR	200	211,809
0.63%, 04/26/26(a)	EUR	200	205,293
0.63%, 02/25/33(a)	EUR	300	263,480
0.75%, 08/29/23(a)	EUR	300	317,621
0.75%, 03/02/32	EUR	500	479,485
0.75%, 06/21/39(a)	EUR	200	173,670
0.88%, 02/08/28(a)	EUR	600	611,930
0.88%, 02/01/29(a)	EUR	200	201,888
1.25%, 03/23/26(a)	EUR	570	598,634
1.38%, 02/03/27(a)	EUR	610	638,938
1.50%, 04/26/38(a)	EUR	300	296,790
3.88%, 07/25/23(a)	EUR	125	137,324
5.25%, 09/14/27(a)	GBP	200	267,460
5.38%, 08/03/60(a)	GBP	100	190,428
Series 2541, 4.00%, 09/19/22	GBP	150	190,055
CTP NV
0.88%, 01/20/26 (Call 10/20/25)(a)	EUR	300	286,856
1.25%, 06/21/29 (Call 03/21/29)(a)	EUR	200	176,713
de Volksbank NV
0.38%, 09/16/41(a)	EUR	200	158,447
1.00%, 03/08/28(a)	EUR	200	205,122
Enexis Holding NV
0.75%, 07/02/31 (Call 04/02/31)(a)	EUR	375	354,891
1.50%, 10/20/23 (Call 07/20/23)(a)	EUR	350	373,693
Euronext NV, 0.75%, 05/17/31 (Call 02/17/31)(a)	EUR	300	274,196
EXOR NV
0.88%, 01/19/31 (Call 10/19/30)(a)	EUR	200	178,147
1.75%, 01/18/28 (Call 10/18/27)(a)	EUR	200	206,061
Heineken NV
1.00%, 05/04/26 (Call 02/04/26)(a)	EUR	370	379,781
1.25%, 03/17/27 (Call 12/17/26)(a)	EUR	200	206,133
1.75%, 05/07/40 (Call 11/07/39)(a)	EUR	300	267,500
ING Bank NV
0.75%, 02/18/29(a)	EUR	400	400,193
1.00%, 02/17/37(a)	EUR	300	277,947
1.88%, 05/22/23(a)	EUR	400	429,141
ING Groep NV
0.25%, 02/18/29 (Call 02/18/28)(a)(b)	EUR	200	184,564
0.25%, 02/01/30 (Call 02/01/29)(a)(b)	EUR	400	359,320
1.13%, 02/14/25(a)	EUR	600	625,482
1.13%, 12/07/28 (Call 12/07/27)(a)(b)	GBP	300	327,338
1.25%, 02/16/27 (Call 02/16/26)(a)(b)	EUR	300	304,762
1.63%, 09/26/29 (Call 09/26/24)(a)(b)	EUR	600	617,462
2.00%, 09/20/28(a)	EUR	300	307,019
2.13%, 05/26/31 (Call 02/26/26)(a)(b)	EUR	100	102,089
2.50%, 11/15/30(a)	EUR	300	315,181
JDE Peet’s NV, 1.13%, 06/16/33 (Call 03/16/33)(a)	EUR	225	194,501

Security		Par (000)	Value

Netherlands (continued)
Koninklijke Ahold Delhaize NV, 0.25%, 06/26/25 (Call 03/26/25)(a)	EUR	352	$355,939
Koninklijke DSM NV, 1.00%, 04/09/25 (Call 01/09/25)(a)	EUR	470	491,756
Koninklijke KPN NV
0.88%, 11/15/33 (Call 08/15/33)(a)	EUR	300	264,316
5.63%, 09/30/24(a)	EUR	150	174,542
5.75%, 09/17/29(a)	GBP	310	431,878
Koninklijke Philips NV
0.50%, 09/06/23 (Call 06/06/23)(a)	EUR	120	126,821
2.00%, 03/30/30 (Call 12/30/29)(a)	EUR	200	206,428
LeasePlan Corp. NV
0.13%, 09/13/23	EUR	100	104,099
0.75%, 10/03/22(a)	EUR	320	338,701
1.38%, 03/07/24(a)	EUR	200	210,724
Louis Dreyfus Co. BV
1.63%, 04/28/28 (Call 01/28/28)(a)	EUR	100	93,768
2.38%, 11/27/25 (Call 08/27/25)(a)	EUR	100	103,567
Nationale-Nederlanden Bank NV Netherlands (The)
0.63%, 09/11/25(a)	EUR	400	412,490
1.00%, 09/25/28(a)	EUR	200	203,466
Nederlandse Financierings-Maatschappij voor Ontwikkelingslanden NV, 0.13%, 06/01/23(a)	EUR	100	105,332
Nederlandse Gasunie NV, 1.38%, 10/16/28 (Call 07/16/28)(a)	EUR	300	307,671
Nederlandse Waterschapsbank NV
0.13%, 01/17/24(a)	EUR	300	313,634
0.50%, 01/19/23(a)	EUR	100	105,934
0.50%, 04/29/30(a)	EUR	500	486,474
0.63%, 02/06/29(a)	EUR	200	199,689
1.00%, 09/03/25(a)	EUR	400	420,077
1.00%, 03/01/28(a)	EUR	600	619,431
1.25%, 06/07/32(a)	EUR	100	101,302
1.50%, 06/15/39(a)	EUR	200	200,088
1.63%, 01/29/48(a)	EUR	200	208,017
3.45%, 07/17/28(a)	AUD	300	206,318
NIBC Bank NV
0.13%, 04/21/31(a)	EUR	100	90,998
1.00%, 09/11/28(a)	EUR	200	202,899
1.13%, 04/19/23(a)	EUR	200	211,446
NN Group NV
4.63%, 04/08/44 (Call 04/08/24)(a)(b)	EUR	350	381,676
4.63%, 01/13/48 (Call 01/13/28)(a)(b)	EUR	300	332,309
PostNL NV, 0.63%, 09/23/26 (Call 06/23/26)	EUR	100	100,181
Royal Schiphol Group NV
1.50%, 11/05/30 (Call 08/05/30)(a)	EUR	100	101,424
2.00%, 04/06/29 (Call 01/06/29)(a)	EUR	400	424,293
Shell International Finance BV
0.88%, 08/21/28(a)	CHF	75	74,802
0.88%, 11/08/39(a)	EUR	300	238,392
1.25%, 05/12/28(a)	EUR	220	224,989
1.25%, 11/11/32(a)	EUR	300	286,625
1.88%, 09/15/25(a)	EUR	610	653,887
1.88%, 04/07/32(a)	EUR	210	215,598
Stedin Holding NV, 1.38%, 09/19/28 (Call 06/19/28)(a)	EUR	400	409,882
Stellantis NV
0.75%, 01/18/29 (Call 10/18/28)(a)	EUR	300	276,133
1.25%, 06/20/33 (Call 03/20/33)(a)	EUR	300	250,147
2.00%, 03/20/25 (Call 12/20/24)(a)	EUR	500	531,479

82	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Netherlands (continued)
2.75%, 04/01/32 (Call 01/01/32)(a)	EUR	300	$300,056
TenneT Holding BV
1.00%, 06/13/26 (Call 03/13/26)(a)	EUR	200	206,954
1.38%, 06/26/29 (Call 03/26/29)(a)	EUR	200	204,506
1.50%, 06/03/39 (Call 03/03/39)(a)	EUR	500	454,161
2.00%, 06/05/34 (Call 03/05/34)(a)	EUR	100	101,730
4.63%, 02/21/23(a)	EUR	200	218,881
Unilever Finance Netherlands BV, 1.75%, 03/25/30 (Call 12/25/29)(a)	EUR	320	337,135
Van Lanschot Kempen Wealth Management NV, 0.88%, 02/15/27(a)	EUR	200	204,637
Vesteda Finance BV, 2.00%, 07/10/26 (Call 04/10/26)(a)	EUR	100	105,721
Viterra Finance BV, 1.00%, 09/24/28 (Call 06/24/28)(a)	EUR	300	274,367
Wolters Kluwer NV
0.75%, 07/03/30 (Call 04/03/30)(a)	EUR	150	140,763
1.50%, 03/22/27 (Call 12/22/26)(a)	EUR	100	104,338

			37,594,026

New Zealand — 0.1%
ANZ New Zealand Int’l Ltd./London
0.13%, 09/22/23(a)	EUR	100	104,817
0.38%, 09/17/29(a)	EUR	100	92,131
0.50%, 01/17/24(a)	EUR	200	209,836
ASB Finance Ltd., 0.75%, 03/13/24(a)	EUR	300	314,589
ASB Finance Ltd./London, 0.63%, 10/18/24(a)	EUR	200	208,271
BNZ International Funding Ltd/London, 0.63%, 07/03/25(a)	EUR	200	206,445
Westpac Sec NZ/London Covered, 0.00%, 06/08/28(a)(c)	EUR	200	190,967
Westpac Securities NZ Ltd./London
0.38%, 02/05/24(a)	CHF	150	153,764
0.50%, 01/17/24(a)	EUR	200	209,863

			1,690,683

Norway — 0.3%
Avinor AS, 1.00%, 04/29/25 (Call 01/29/25)(a)	EUR	350	364,639
DNB Bank ASA
0.05%, 11/14/23(a)	EUR	555	579,145
1.13%, 03/01/23(a)	EUR	200	212,688
2.63%, 06/10/26 (Call 06/10/25)(a)(b)	GBP	300	371,531
DNB Boligkreditt AS
0.00%, 05/12/28(a)(c)	EUR	300	288,869
0.25%, 04/18/23(a)	EUR	150	158,339
0.25%, 09/07/26(a)	EUR	400	401,784
0.38%, 11/14/23(a)	EUR	500	525,539
0.38%, 11/20/24(a)	EUR	100	103,626
0.63%, 01/14/26(a)	EUR	400	411,561
Eika Boligkreditt AS
0.00%, 03/12/27(c)	EUR	200	196,746
0.38%, 04/20/23(a)	EUR	300	317,105
0.50%, 08/28/25(a)	EUR	200	205,730
Equinor ASA
0.75%, 05/22/26 (Call 03/22/26)(a)	EUR	450	462,423
1.38%, 05/22/32 (Call 02/22/32)(a)	EUR	200	197,455
1.63%, 11/09/36 (Call 08/09/36)(a)	EUR	200	189,383
4.25%, 04/10/41(a)	GBP	290	410,663
6.88%, 03/11/31(a)	GBP	100	162,981
Santander Consumer Bank AS, 0.13%, 02/25/25(a)	EUR	300	303,202
Sparebank 1 Boligkreditt, 0.05%, 11/03/28	EUR	500	477,724

Security		Par (000)	Value

Norway (continued)
SpareBank 1 Boligkreditt AS
0.13%, 05/14/26(a)	EUR	200	$200,993
0.13%, 11/05/29(a)	EUR	300	282,757
0.13%, 05/12/31(a)	EUR	150	136,951
0.25%, 08/30/26(a)	EUR	200	201,114
0.50%, 01/30/25(a)	EUR	200	207,336
1.75%, 12/18/23(a)	GBP	200	250,250
SpareBank 1 Oestlandet, 0.25%, 09/30/24(a)	EUR	150	153,905
SpareBank 1 SMN, 0.00%, 02/18/28(a)(c)	EUR	100	93,654
Sparebanken Soer Boligkreditt AS, 0.50%, 02/06/26(a)	EUR	200	204,278
Sparebanken Vest Boligkreditt AS, 0.50%, 02/12/26(a)	EUR	400	409,203
SR-Boligkreditt AS
0.00%, 10/08/26(c)	EUR	100	99,223
0.00%, 09/08/28(a)(c)	EUR	200	191,172
0.75%, 10/17/25(a)	EUR	300	310,833
Statkraft AS
1.50%, 09/21/23 (Call 06/21/23)(a)	EUR	200	213,041
1.50%, 03/26/30 (Call 12/26/29)(a)	EUR	400	403,084
Storebrand Livsforsikring AS, 1.88%, 09/30/51 (Call 03/31/31)(a)(b)	EUR	100	87,671
Telenor ASA
0.25%, 02/14/28 (Call 11/14/27)(a)	EUR	200	192,803
0.88%, 02/14/35 (Call 11/14/34)(a)	EUR	496	435,573
2.63%, 12/06/24(a)	EUR	340	372,808

			10,787,782

Poland — 0.0%
PKO Bank Hipoteczny SA
0.63%, 01/24/23(a)	EUR	300	317,577
0.75%, 08/27/24(a)	EUR	100	104,457

			422,034

Portugal — 0.0%
Banco Santander Totta SA, 0.88%, 04/25/24(a)	EUR	200	210,484
Caixa Economica Montepio Geral Caixa Economica Bancaria SA, 0.13%, 11/14/24(a)	EUR	200	205,190
EDP Finance BV
0.38%, 09/16/26 (Call 06/16/26)(a)	EUR	500	497,456
1.13%, 02/12/24(a)	EUR	504	532,705
Ren Finance BV, 1.75%, 01/18/28 (Call 10/18/27)(a)	EUR	100	104,287

			1,550,122

Romania — 0.0%
Globalworth Real Estate Investments Ltd., 3.00%, 03/29/25(a)	EUR	500	524,379

Singapore — 0.0%
DBS Bank Ltd., 0.38%, 11/21/24(a)	EUR	400	414,106
Temasek Financial I Ltd., 0.50%, 11/20/31 (Call 08/20/31)(a)	EUR	300	272,649
United Overseas Bank Ltd.
0.00%, 12/01/27(a)(c)	EUR	225	217,916
0.50%, 01/16/25(a)	EUR	230	238,201

			1,142,872

Slovakia — 0.0%
Vseobecna Uverova Banka AS
0.00%, 06/23/25(a)(c)	EUR	100	101,258
0.25%, 03/26/24(a)	EUR	300	312,308

			413,566

S C H E D U L E O F I N V E S T M E N T S	83

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

South Korea — 0.0%
Kookmin Bank, 0.05%, 07/15/25(a)	EUR	100	$101,102
Shinhan Bank Co. Ltd., 0.25%, 10/16/24(a)	EUR	100	103,039

			204,141

Spain — 0.8%
Abertis Infraestructuras SA
1.00%, 02/27/27(a)	EUR	100	99,313
1.63%, 07/15/29 (Call 04/15/29)(a)	EUR	300	290,568
2.25%, 03/29/29 (Call 12/29/28)(a)	EUR	200	202,529
2.38%, 09/27/27 (Call 06/27/27)(a)	EUR	100	105,322
3.00%, 03/27/31 (Call 12/27/30)(a)	EUR	200	209,296
Amadeus IT Group SA, 2.50%, 05/20/24 (Call 02/20/24)(a)	EUR	200	215,315
AYT Cedulas Cajas Global FTA, Series 10, 4.25%, 10/25/23	EUR	300	332,752
AyT Cedulas Cajas X Fondo de Titulizacion de Activos, Series X, 3.75%, 06/30/25	EUR	500	565,480
Banco Bilbao Vizcaya Argentaria SA
0.38%, 11/15/26(a)	EUR	300	296,559
0.63%, 03/18/23	EUR	500	529,796
0.88%, 11/22/26(a)	EUR	400	411,861
0.88%, 01/14/29 (Call 01/14/28)(a)(b)	EUR	400	380,841
1.13%, 02/28/24(a)	EUR	500	527,628
3.50%, 02/10/27(a)	EUR	500	541,807
Banco de Sabadell SA
0.13%, 10/20/23(a)	EUR	300	313,931
0.13%, 02/10/28(a)	EUR	100	97,209
0.63%, 11/07/25 (Call 11/07/24)(a)(b)	EUR	500	506,735
1.00%, 04/26/27(a)	EUR	300	308,836
Banco Santander SA
0.25%, 07/10/29(a)	EUR	200	191,712
0.30%, 10/04/26(a)	EUR	500	492,525
0.50%, 02/04/27(a)	EUR	500	484,776
0.50%, 03/24/27 (Call 03/24/26)(a)(b)	EUR	500	492,556
0.75%, 09/09/22(a)	EUR	100	105,877
0.75%, 06/12/23(a)	CHF	200	206,649
0.88%, 05/09/31(a)	EUR	600	587,061
1.00%, 04/07/25(a)	EUR	400	419,073
1.13%, 11/27/24(a)	EUR	100	105,423
1.13%, 10/25/28(a)	EUR	300	308,225
1.38%, 07/31/24(a)	GBP	400	485,144
1.50%, 01/25/26(a)	EUR	400	424,482
1.63%, 10/22/30(a)	EUR	300	272,677
2.00%, 11/27/34(a)	EUR	100	106,599
2.13%, 02/08/28(a)	EUR	300	300,825
2.50%, 03/18/25(a)	EUR	300	319,131
Bankinter SA, 1.00%, 02/05/25(a)	EUR	200	209,583
CaixaBank SA
0.75%, 04/18/23(a)	EUR	400	423,816
0.75%, 07/09/26(a)	EUR	200	199,128
0.75%, 07/10/26 (Call 07/10/25)(a)(b)	EUR	100	101,060
0.75%, 05/26/28 (Call 05/26/27)(a)(b)	EUR	400	383,065
1.00%, 03/14/23(a)	EUR	200	212,560
1.00%, 06/25/24(a)	EUR	100	104,299
1.00%, 09/25/25(a)	EUR	200	208,494
1.00%, 01/17/28(a)	EUR	200	204,603
1.13%, 01/12/23(a)	EUR	100	106,228
1.13%, 03/27/26(a)	EUR	700	712,936
1.25%, 01/11/27(a)	EUR	400	417,456
1.25%, 06/18/31 (Call 03/18/26)(a)(b)	EUR	300	290,353
1.50%, 12/03/26 (Call 12/03/25)(a)(b)	GBP	100	116,737

Security		Par (000)	Value

Spain (continued)
2.63%, 03/21/24	EUR	200	$217,619
2.75%, 07/14/28 (Call 07/14/23)(a)(b)	EUR	300	318,884
4.00%, 02/03/25	EUR	300	340,525
4.13%, 03/24/36	EUR	300	396,942
Cajamar Caja Rural SCC, 0.88%, 06/18/23(a)	EUR	200	211,931
Canal de Isabel II Gestion SA, 1.68%, 02/26/25(a)	EUR	200	210,562
Cedulas TDA 6 Fond de Titulizacion de Activos,
3.88%, 05/23/25	EUR	300	340,785
Criteria Caixa SA, 1.50%, 05/10/23(a)	EUR	300	319,400
Deutsche Bank SA Espanola, 1.13%, 01/20/23(a)	EUR	100	106,258
Enagas Financiaciones SA
0.75%, 10/27/26 (Call 07/27/26)(a)	EUR	100	102,007
1.38%, 05/05/28(a)	EUR	200	207,633
Enagas Financiaciones SAU, 1.00%, 03/25/23(a)	EUR	100	106,242
FCC Aqualia SA, 2.63%, 06/08/27 (Call 03/08/27)(a)	EUR	150	157,670
FCC Servicios Medio Ambiente Holding SA, 1.66%, 12/04/26 (Call 09/23/26)(a)	EUR	100	101,326
Ferrovial Emisiones SA
1.38%, 03/31/25(a)	EUR	200	211,068
2.50%, 07/15/24(a)	EUR	100	108,501
Iberdrola Finanzas SA
1.00%, 03/07/24 (Call 12/07/23)(a)	EUR	200	211,568
1.00%, 03/07/25 (Call 12/07/24)(a)	EUR	500	524,463
1.58%, (Call 11/16/27)(a)(b)(d)	EUR	200	185,426
1.62%, 11/29/29(a)	EUR	200	211,313
7.38%, 01/29/24	GBP	200	271,612
Iberdrola International BV
1.13%, 01/27/23(a)	EUR	200	212,632
2.63%, (Call 03/26/24)(a)(b)(d)	EUR	200	210,758
3.25%, (Call 11/12/24)(a)(b)(d)	EUR	400	424,082
Series NC8, 2.25%, (Call 01/28/29)(a)(b)(d)	EUR	300	278,630
Inmobiliaria Colonial Socimi SA
1.35%, 10/14/28 (Call 07/14/28)(a)	EUR	100	97,730
2.00%, 04/17/26	EUR	300	314,349
Liberbank SA, 0.25%, 09/25/29(a)	EUR	300	283,969
Mapfre SA
1.63%, 05/19/26(a)	EUR	100	104,661
4.38%, 03/31/47 (Call 03/31/27)(a)(b)	EUR	300	322,001
Merlin Properties Socimi SA
1.75%, 05/26/25 (Call 02/26/25)(a)	EUR	105	109,856
1.88%, 12/04/34 (Call 09/04/34)(a)	EUR	100	84,544
2.23%, 04/25/23 (Call 01/25/23)(a)	EUR	100	106,790
Merlin Properties SOCIMI SA, 1.88%, 11/02/26 (Call 08/02/26)(a)	EUR	325	335,117
Naturgy Finance BV
1.25%, 04/19/26 (Call 01/19/26)(a)	EUR	500	516,472
1.50%, 01/29/28 (Call 10/29/27)(a)	EUR	300	308,788
NorteGas Energia Distribucion SAU, 2.07%, 09/28/27 (Call 06/28/27)(a)	EUR	100	103,257
Programa Cedulas TDA Fondo de Titulizacion de Activos
4.25%, 03/28/27	EUR	200	238,130
Series A6, 4.25%, 04/10/31	EUR	600	761,786
Red Electrica Corp SA, 0.88%, 04/14/25 (Call 01/14/25)(a)	EUR	300	313,513
Red Electrica Financiaciones SAU, 1.00%, 04/21/26(a)	EUR	200	208,338
Repsol International Finance BV
0.13%, 10/05/24 (Call 07/05/24)(a)	EUR	200	205,711
0.25%, 08/02/27 (Call 05/02/27)(a)	EUR	300	293,192

84	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Spain (continued)
Santander Consumer Finance SA, 0.38%, 06/27/24(a)	EUR	500	$516,984
Telefonica Emisiones SA
1.20%, 08/21/27 (Call 05/21/27)(a)	EUR	200	205,213
1.53%, 01/17/25(a)	EUR	200	213,343
1.79%, 03/12/29 (Call 12/12/28)(a)	EUR	200	209,218
1.81%, 05/21/32 (Call 11/21/31)(a)	EUR	400	401,527
1.96%, 07/01/39 (Call 01/01/39)(a)	EUR	125	117,706
2.32%, 10/17/28(a)	EUR	100	108,342
Telefonica Emisiones SAU
1.46%, 04/13/26(a)	EUR	200	210,979
1.72%, 01/12/28(a)	EUR	400	419,398
5.29%, 12/09/22(a)	GBP	300	384,531

			28,412,113

Supranational — 0.5%
African Development Bank SR
0.50%, 06/22/26	GBP	300	353,518
1.10%, 12/16/26	AUD	500	313,835
Asian Development Bank
0.10%, 06/17/31	EUR	670	615,955
0.80%, 11/06/25	AUD	500	322,056
2.65%, 01/11/23	AUD	500	354,699
Council of Europe
0.00%, 01/20/31(a)(c)	EUR	700	646,541
0.38%, 12/15/25(a)	GBP	300	354,695
Council of Europe Development Bank, 0.38%, 03/27/25(a)	EUR	300	310,459
European Financial Stability Facility
0.50%, 07/11/25(a)	EUR	1,000	1,040,529
0.70%, 01/17/53(a)	EUR	400	318,565
European Investment Bank
0.05%, 11/15/29(a)	EUR	700	669,906
0.38%, 07/16/25	EUR	1,400	1,450,582
0.75%, 07/22/27(a)	GBP	100	117,536
0.88%, 05/15/26	GBP	300	360,244
1.38%, 03/07/25(a)	GBP	800	986,948
European Union
0.00%, 07/06/26(a)(c)	EUR	2,000	2,025,125
0.00%, 10/04/28(a)(c)	EUR	1,500	1,461,022
0.00%, 04/22/31(a)(c)	EUR	800	739,782
0.40%, 02/04/37(a)	EUR	1,800	1,579,894
0.45%, 07/04/41(a)	EUR	1,860	1,538,861
1.25%, 02/04/43	EUR	800	774,629
1.38%, 10/04/29(a)	EUR	350	369,439
Inter-American Development Bank, 1.25%, 12/15/23	GBP	200	248,792
International Bank for Reconstruction & Development
0.00%, 04/24/28(c)	EUR	300	291,761
0.10%, 09/17/35	EUR	400	336,656
International Development Association
0.00%, 07/15/31(a)(c)	EUR	500	453,170
1.75%, 05/05/37	EUR	530	548,618

			18,583,817

Sweden — 0.8%
Akelius Residential Property AB, 2.38%, 08/15/25 (Call 05/15/25)(a)	GBP	100	122,716
Akelius Residential Property Financing BV
0.75%, 02/22/30 (Call 11/22/29)(a)	EUR	100	86,516

Security		Par (000)	Value

Sweden (continued)
1.00%, 01/17/28 (Call 10/17/27)(a)	EUR	100	$93,979
Alfa Laval Treasury Internationl Co., 1.38%, 02/18/29	EUR	200	199,120
Atlas Copco AB, 0.63%, 08/30/26 (Call 05/30/26)(a)	EUR	100	101,383
Balder Finland OYJ, 1.00%, 01/20/29 (Call 10/20/28)(a)	EUR	100	89,828
EQT AB, 2.88%, 04/06/32 (Call 01/06/32)(a)	EUR	300	298,578
Essity AB, 0.25%, 02/08/31 (Call 11/08/30)(a)	EUR	100	87,357
Fastighets AB Balder
1.13%, 01/29/27 (Call 10/29/26)(a)	EUR	150	145,688
1.25%, 01/28/28 (Call 10/28/27)(a)	EUR	100	94,136
H&M Finance BV, 0.25%, 08/25/29 (Call 05/25/29)(a)	EUR	150	135,193
Heimstaden Bostad Treasury BV
1.00%, 04/13/28 (Call 01/13/28)(a)	EUR	300	277,149
1.38%, 03/03/27 (Call 12/03/26)	EUR	100	98,167
1.63%, 10/13/31 (Call 07/13/31)(a)	EUR	300	263,312
Hemso Treasury OYJ, 0.00%, 01/19/28 (Call 10/19/27)(a)(c)	EUR	117	104,169
Investor AB
1.50%, 09/12/30 (Call 06/12/30)(a)	EUR	200	201,152
1.50%, 06/20/39 (Call 03/20/39)(a)	EUR	200	181,479
Lansforsakringar Hypotek, 0.00%, 09/27/28(c)	EUR	500	477,703
Lansforsakringar Hypotek AB
0.63%, 03/27/25(a)	EUR	200	207,481
Series 516, 1.25%, 09/20/23(a)	SEK	2,500	254,253
Series 519, 1.50%, 09/16/26(a)	SEK	6,000	588,204
Molnlycke Holding AB, 1.75%, 02/28/24(a)	EUR	300	318,450
Nordea Hypotek AB
1.00%, 09/17/25(a)	SEK	10,000	978,415
Series 5533, 1.25%, 09/20/23(a)	SEK	8,000	813,626
Series 5537, 1.00%, Series 5537, 06/16/27(a)	SEK	2,000	188,903
Sagax Euro Mtn NL BV, 0.75%, 01/26/28 (Call 10/26/27)(a)	EUR	300	268,484
Samhallsbyggnadsbolaget, 1.00%, 08/12/27 (Call 05/12/27)(a)	EUR	300	267,110
SBAB Bank AB, 0.50%, 05/13/25(a)	EUR	300	307,870
Skandinaviska Enskilda, 0.38%, 06/21/28(a)	EUR	400	376,600
Skandinaviska Enskilda Banken AB
0.38%, 02/09/26(a)	EUR	600	611,025
0.63%, 11/12/29(a)	EUR	400	372,022
1.25%, 08/05/22(a)	GBP	200	251,083
Series 576, 1.00%, 12/20/23(a)	SEK	4,000	404,108
Series 579, 1.00%, 12/18/24(a)	SEK	8,000	796,102
Series 580, 1.00%, 12/17/25(a)	SEK	4,000	389,594
Series 581, 0.50%, Series 581, 12/16/26(a)	SEK	4,000	372,701
SKF AB, 0.25%, 02/15/31 (Call 11/15/30)(a)	EUR	100	86,929
Stadshypotek AB
0.00%, 11/24/28(c)	EUR	400	381,145
0.13%, 10/05/26(a)	EUR	200	199,681
0.38%, 12/06/24(a)	EUR	200	207,085
0.38%, 03/13/26(a)	EUR	600	610,645
0.50%, 07/11/25(a)	EUR	300	309,361
1.50%, 03/01/24(a)	SEK	16,000	1,626,193
Series 1587, 1.50%, 06/01/23(a)	SEK	5,000	511,505
Series 1589, 1.50%, 12/03/24(a)	SEK	6,000	605,087
Series 1590, 1.00%, 09/03/25(a)	SEK	2,000	195,905
Series 1591, 0.50%, 06/01/26(a)	SEK	10,000	946,143
Series 1592, 1.00%, 03/01/27(a)	SEK	6,000	570,038
Series 1594, 2.00%, 09/01/28(a)	SEK	4,000	392,776

S C H E D U L E O F I N V E S T M E N T S	85

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Sweden (continued)
Svenska Handelsbanken AB
0.50%, 03/21/23(a)	EUR	700	$740,304
1.00%, 04/15/25(a)	EUR	400	417,773
1.38%, 02/23/29	EUR	300	300,037
1.63%, 03/05/29 (Call 03/05/24)(a)(b)	EUR	100	104,627
Sveriges Sakerstallda Obligationer AB
0.38%, 06/05/29(a)	EUR	600	580,959
0.50%, 01/29/25(a)	EUR	200	207,365
0.88%, 03/29/27(a)	EUR	300	307,927
Series 145, 1.00%, 06/12/24(a)	SEK	10,000	1,003,274
Series 148, 0.25%, 06/09/27(a)	SEK	8,000	726,876
Swedbank AB
0.25%, 11/07/22(a)	EUR	500	528,704
0.30%, 05/20/27 (Call 05/20/26)(a)(b)	EUR	200	196,008
1.38%, 12/08/27 (Call 12/08/26)(a)(b)	GBP	100	114,304
Swedbank Hypotek AB
0.45%, 08/23/23(a)	EUR	500	527,454
0.50%, 02/05/26(a)	EUR	300	307,041
1.00%, 06/18/25(a)	SEK	8,600	844,774
1.00%, 03/17/27	SEK	2,000	189,801
Series 191, 1.00%, 06/15/22(a)	SEK	9,000	917,364
Series 194, 1.00%, 09/18/24(a)	SEK	7,000	699,440
Swedish Covered Bond, 0.75%, 06/09/32	SEK	2,000	167,356
Tele2 AB, 2.13%, 05/15/28 (Call 02/15/28)(a)	EUR	125	130,565
Telefonaktiebolaget LM Ericsson, 1.13%, 02/08/27 (Call 11/08/26)(a)	EUR	300	279,013
Telia Co. AB, 2.13%, 02/20/34 (Call 11/20/33)(a)	EUR	400	405,190
Vattenfall AB
0.13%, 02/12/29 (Call 11/12/28)(a)	EUR	300	279,273
6.88%, 04/15/39(a)	GBP	210	379,110

			27,820,688

Switzerland — 0.9%
ABB Finance BV, 0.75%, 05/16/24 (Call 02/16/24)(a)	EUR	300	314,428
Adecco International Financial Services BV, 1.25%, 11/20/29 (Call 08/20/29)(a)	EUR	125	120,859
Argentum Netherlands BV for Givaudan SA
1.13%, 09/17/25 (Call 06/17/25)(a)	EUR	300	312,545
2.00%, 09/17/30 (Call 06/17/30)(a)	EUR	100	103,185
Argentum Netherlands BV for Zurich Insurance Co. Ltd., 3.50%, 10/01/46 (Call 10/01/26)(a)(b)	EUR	200	215,910
Cloverie PLC for Zurich Insurance Co. Ltd., 1.50%, 12/15/28 (Call 09/15/28)(a)	EUR	100	102,096
Coca-Cola HBC Finance BV, 0.63%, 11/21/29 (Call 08/21/29)(a)	EUR	300	271,468
Credit Suisse Group AG
0.63%, 01/18/33(a)	EUR	300	232,610
0.65%, 01/14/28 (Call 01/14/27)(a)(b)	EUR	200	186,844
1.00%, 04/14/23(a)	CHF	200	206,065
1.00%, 06/24/27 (Call 06/24/26)(a)(b)	EUR	880	853,475
1.25%, 07/17/25 (Call 07/17/24)(a)(b)	EUR	483	495,850
2.13%, 11/15/29 (Call 11/15/28)(a)(b)	GBP	300	330,190
2.88%, 04/02/32 (Call 04/02/31)(a)(b)	EUR	200	197,883
Credit Suisse Schweiz AG, 0.00%, 10/31/30(a)(c)	CHF	460	418,500
ELM BV for Swiss Life Insurance & Pension Group, 4.50%, (Call 05/19/27)(a)(b)(d)	EUR	200	221,453
Firmenich Productions Participations SAS, 1.75%, 04/30/30 (Call 01/30/30)(a)	EUR	200	200,810
Glencore Capital Finance Designated Co., 1.13%, 03/10/28	EUR	300	289,568

Security		Par (000)	Value

Switzerland (continued)
Glencore Finance Europe Ltd.
1.75%, 03/17/25 (Call 12/17/24)(a)	EUR	560	$581,485
1.88%, 09/13/23 (Call 06/13/23)(a)	EUR	364	386,529
Helvetia Europe SA, 2.75%, 09/30/41 (Call 06/30/31)(a)(b)	EUR	100	96,221
Holcim Finance Luxembourg SA
0.50%, 09/03/30 (Call 06/03/30)(a)	EUR	200	177,097
0.50%, 04/23/31 (Call 01/23/31)(a)	EUR	250	216,589
0.63%, 04/06/30 (Call 01/06/30)(a)	EUR	250	227,745
1.38%, 05/26/23 (Call 02/26/23)(a)	EUR	470	499,243
2.25%, 05/26/28 (Call 02/26/28)(a)	EUR	300	316,368
Holcim Ltd., 3.00%, 11/22/22(a)	CHF	100	104,502
Lunar Funding V for Swisscom AG, 1.13%, 10/12/26(a)	EUR	610	630,482
Nestle Finance International Ltd.
0.00%, 06/14/26 (Call 05/14/26)(a)(c)	EUR	150	149,875
0.00%, 03/03/33 (Call 12/03/32)(a)(c)	EUR	100	86,105
0.25%, 06/14/29 (Call 03/14/29)(a)	EUR	100	96,179
0.63%, 02/14/34 (Call 11/14/33)(a)	EUR	75	68,123
0.75%, 05/16/23 (Call 02/16/23)(a)	EUR	302	320,108
0.88%, 06/14/41 (Call 12/14/40)(a)	EUR	75	60,983
1.13%, 04/01/26 (Call 02/01/26)(a)	EUR	798	836,824
Nestle Holdings Inc.
0.25%, 10/04/27(a)	CHF	900	889,665
2.50%, 04/04/32 (Call 01/04/32)(a)	GBP	300	365,567
Novartis Finance SA
0.63%, 09/20/28(a)	EUR	100	99,332
1.38%, 08/14/30 (Call 05/14/30)(a)	EUR	520	530,905
Pfandbriefbank schweizerischer Hypothekarinstitute AG
0.00%, 02/26/30(a)(c)	CHF	500	465,690
0.00%, 05/10/45(a)(c)	CHF	200	143,984
0.13%, 09/23/32(a)	CHF	200	179,286
0.25%, 10/06/42(a)	CHF	400	315,871
Series 640, 0.38%, 09/23/43(a)	CHF	200	162,461
Series 670, 0.00%, 07/29/24(a)(c)	CHF	500	508,928
Series 675, 0.00%, 06/15/27(a)(c)	CHF	2,400	2,350,261
Series 682, 0.00%, 04/06/27(a)(c)	CHF	1,000	981,989
Series 691, 0.25%, 03/15/41(a)	CHF	200	160,705
Series 695, 0.00%, 10/26/29(a)(c)	CHF	800	750,154
Series 696, 0.13%, 11/19/32(a)	CHF	500	446,677
Series 697, 0.00%, 05/20/41(a)(c)	CHF	1,000	759,116
Series 700, 0.13%, 03/19/31(a)	CHF	300	276,854
Pfandbriefzentrale der schweizerischen Kantonalbanken AG
0.00%, 03/13/28(a)(c)	CHF	300	290,233
Series 472, 0.00%, 07/25/23(a)(c)	CHF	400	411,460
Series 482, 0.00%, 06/14/24(a)(c)	CHF	1,600	1,631,860
Series 483, 0.00%, 01/27/27(a)(c)	CHF	2,500	2,461,886
Series 515, 0.10%, 12/03/31(a)	CHF	500	453,981
Series 519, 0.13%, 04/23/32(a)	CHF	400	361,421
Series 526, 0.00%, 07/19/30(a)(c)	CHF	400	369,875
Series 528, 0.00%, 03/15/30(a)(c)	CHF	600	558,569
Series 529, 0.00%, 02/05/29(a)(c)	CHF	500	475,359
Series 530, 0.00%, 03/18/33(a)(c)	CHF	400	349,870
Series 531, 0.00%, 02/15/36(a)(c)	CHF	700	576,940
Richemont International Holding SA
1.13%, 05/26/32 (Call 02/26/32)(a)	EUR	300	291,195
1.50%, 03/26/30 (Call 12/26/29)(a)	EUR	510	528,480

86	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Switzerland (continued)
Roche Finance Europe BV, 0.50%, 02/27/23 (Call 11/27/22)(a)	EUR	462	$489,044
Roche Kapitalmarkt AG, Series 2024, 0.10%, 09/23/24 (Call 06/23/24)(a)	CHF	200	203,742
Sika Capital BV, 1.50%, 04/29/31 (Call 01/29/31)(a)	EUR	200	200,027
Swiss Re Finance Luxembourg SA, 2.53%, 04/30/50 (Call 04/30/30)(a)(b)	EUR	100	97,763
Swiss Re Finance UK PLC
1.38%, 05/27/23(a)	EUR	400	425,765
2.71%, 06/04/52 (Call 06/04/32)(a)(b)	EUR	100	95,333
Syngenta Finance NV, 3.38%, 04/16/26 (Call 01/16/26)(a)	EUR	200	214,187
UBS AG/London
0.00%, 03/31/26(a)(c)	EUR	200	197,124
0.50%, 03/31/31(a)	EUR	300	269,610
0.63%, 01/23/23 (Call 12/23/22)(a)	EUR	700	741,412
UBS Group AG
0.25%, 01/29/26 (Call 01/29/25)(a)(b)	EUR	570	574,575
0.25%, 11/03/26 (Call 11/03/25)(a)(b)	EUR	300	296,584
0.25%, 11/05/28 (Call 11/05/27)(a)(b)	EUR	400	375,537
0.63%, 02/24/33(a)	EUR	200	171,136
Zuercher Kantonalbank, 0.05%, 02/05/31(a)	CHF	500	457,471
Zurich Finance Ireland Designated Activity Co., 1.63%, 06/17/39 (Call 03/17/39)(a)	EUR	300	266,025

			33,152,106

United Arab Emirates — 0.0%
DP World PLC, 4.25%, 09/25/30(a)	GBP	200	257,015
Emirates Telecommunications Group Co. PJSC, 2.75%, 06/18/26(a)	EUR	400	436,973
First Abu Dhabi Bank PJSC
0.13%, 02/16/26(a)	EUR	250	245,890
1.38%, 02/19/23(a)	GBP	200	249,023
MDGH-GMTN BV, 6.88%, 03/14/26(a)	GBP	100	142,120

			1,331,021

United Kingdom — 2.0%
3i Group PLC, 3.75%, 06/05/40 (Call 03/05/40)(a)	GBP	200	238,833
Affinity Sutton Capital Markets PLC, 4.25%, 10/08/42(a)	GBP	100	140,821
Affordable Housing Finance PLC
2.89%, 08/11/43(a)	GBP	100	131,360
3.80%, 05/20/42(a)	GBP	100	148,810
Amcor UK Finance PLC, 1.13%, 06/23/27 (Call 04/23/27)	EUR	200	200,339
Anglian Water Services Financing PLC, 4.50%, 02/22/26(a)	GBP	200	266,992
Anglo American Capital PLC, 1.63%, 09/18/25(a)	EUR	300	310,602
Annington Funding PLC
2.65%, 07/12/25 (Call 06/12/25)(a)	GBP	100	123,067
3.18%, 07/12/29 (Call 04/12/29)(a)	GBP	240	290,411
3.69%, 07/12/34 (Call 04/12/34)(a)	GBP	300	363,217
Aspire Defence Finance PLC, Series B, 4.67%, 03/31/40	GBP	125	181,951
Associated British Foods, 2.50%, 06/16/34	GBP	200	236,398
Aster Treasury PLC, 4.50%, 12/18/43(a)	GBP	100	147,208
Aviva PLC
1.88%, 11/13/27(a)	EUR	266	280,684
3.88%, 07/03/44 (Call 07/03/24)(a)(b)	EUR	200	217,605
5.13%, 06/04/50 (Call 06/04/30)(a)(b)	GBP	200	259,042
6.13%, 07/05/43 (Call 07/05/23)(a)(b)	EUR	200	222,630

Security		Par (000)	Value

United Kingdom (continued)
6.88%, 05/20/58 (Call 05/20/38)(a)(b)	GBP	100	$159,462
Babcock International Group PLC, 1.38%, 09/13/27 (Call 06/13/27)(a)	EUR	225	215,821
Bank of America Corp., 1.00%, 04/27/33	EUR	200	210,224
Bank of Scotland PLC, 4.88%, 12/20/24	GBP	125	167,637
Barclays PLC
0.58%, 08/09/29 (Call 08/09/28)(a)(b)	EUR	400	365,511
0.75%, 06/09/25 (Call 06/09/24)(a)(b)	EUR	885	912,904
1.13%, 03/22/31 (Call 03/22/26)(a)(b)	EUR	300	290,663
2.17%, 06/23/27 (Call 06/23/26)(a)(b)	CAD	200	141,022
2.38%, 10/06/23 (Call 10/06/22)(a)(b)	GBP	317	398,257
3.13%, 01/17/24(a)	GBP	200	250,517
3.25%, 02/12/27(a)	GBP	200	245,525
3.25%, 01/17/33	GBP	300	352,854
BAT International Finance PLC
0.88%, 10/13/23 (Call 07/13/23)(a)	EUR	200	210,479
2.25%, 01/16/30 (Call 10/16/29)(a)	EUR	326	306,231
2.38%, 01/19/23(a)	EUR	102	109,171
4.00%, 11/23/55 (Call 08/23/55)(a)	GBP	100	88,821
6.00%, 11/24/34(a)	GBP	200	258,142
7.25%, 03/12/24	GBP	300	402,465
BAT Netherlands Finance BV, 3.13%, 04/07/28 (Call 01/07/28)(a)	EUR	200	207,530
BG Energy Capital PLC
1.25%, 11/21/22 (Call 08/21/22)(a)	EUR	200	211,779
5.00%, 11/04/36(a)	GBP	100	141,429
5.13%, 12/01/25(a)	GBP	200	270,669
Blend Funding PLC, Series ETMN, 3.46%, 09/21/47(a)	GBP	100	124,832
BP Capital Markets PLC
1.08%, 06/26/25 (Call 03/26/25)(a)	EUR	253	263,598
1.10%, 11/15/34(a)	EUR	300	261,958
1.23%, 05/08/31(a)	EUR	600	574,990
1.57%, 02/16/27(a)	EUR	150	156,328
1.59%, 07/03/28(a)	EUR	200	206,167
1.95%, 03/03/25(a)	EUR	250	267,488
2.82%, 04/07/32(a)	EUR	190	207,231
3.25%, (Call 03/22/26)(a)(b)(d)	EUR	600	608,322
3.63%, (Call 03/22/29)(a)(b)(d)	EUR	150	147,561
4.25%, (Call 03/22/27)(a)(b)(d)	GBP	200	240,865
Series MPLE, 3.47%, 05/15/25(a)	CAD	300	232,011
British Telecommunications PLC
1.75%, 03/10/26(a)	EUR	490	515,711
2.13%, 09/26/28 (Call 06/26/28)(a)	EUR	200	209,167
3.13%, 11/21/31 (Call 08/21/31)(a)	GBP	300	356,665
6.38%, 06/23/37(a)	GBP	100	150,688
Broadgate Financing PLC, Series C2, 5.10%, 04/05/33(a)	GBP	112	151,531
Bunzl Finance PLC, 1.50%, 10/30/30 (Call 07/30/30)(a)	GBP	150	164,028
BUPA Finance PLC
2.00%, 04/05/24(a)	GBP	200	248,442
4.13%, 06/14/35 (Call 03/14/35)(a)	GBP	100	118,508
Cadent Finance PLC
2.13%, 09/22/28(a)	GBP	250	294,445
3.13%, 03/21/40(a)	GBP	300	337,418
Catalyst Housing Ltd., 3.13%, 10/31/47(a)	GBP	100	119,485
CCEP Finance Ireland DAC
0.50%, 09/06/29 (Call 06/06/29)(a)	EUR	325	303,982
0.88%, 05/06/33 (Call 02/06/33)(a)	EUR	200	177,002

S C H E D U L E O F I N V E S T M E N T S	87

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United Kingdom (continued)
1.50%, 05/06/41 (Call 11/06/40)(a)	EUR	100	$82,417
Centrica PLC, 7.00%, 09/19/33(a)	GBP	150	243,145
Channel Link Enterprises Finance PLC
Series A5, 3.04%, 06/30/50 (Call 06/20/29)(a)(b)	GBP	150	176,725
Series A7, 1.76%, 06/30/50 (Call 06/20/22)(a)(b)	EUR	285	301,091
Circle Anglia Social Housing PLC, 7.25%, 11/12/38(a)	GBP	50	93,439
Clarion Funding PLC
1.88%, 01/22/35(a)	GBP	400	427,231
2.63%, 01/18/29(a)	GBP	100	123,240
Clydesdale Bank PLC, 0.00%, 09/22/26(c)	EUR	400	395,703
CNH Industrial Finance Europe SA
1.75%, 09/12/25 (Call 06/12/25)(a)	EUR	100	105,047
1.75%, 03/25/27 (Call 12/25/26)(a)	EUR	200	206,249
Coca-Cola European Partners PLC
1.13%, 05/26/24 (Call 02/26/24)(a)	EUR	497	524,814
1.88%, 03/18/30 (Call 12/18/29)(a)	EUR	200	205,228
Compass Group Finance Netherlands BV, 0.63%, 07/03/24 (Call 04/03/24)(a)	EUR	275	285,951
Coventry Building Society, 5.88%, 09/28/22(a)	GBP	200	255,298
CPUK Finance Ltd., 3.69%, 08/28/28 (Call 05/28/28)(a)	GBP	100	128,499
Diageo Capital BV Co., 1.88%, 06/08/34	EUR	300	300,221
Diageo Finance PLC
2.38%, 05/20/26 (Call 02/20/26)(a)	EUR	400	436,424
2.50%, 03/27/32 (Call 12/27/31)(a)	EUR	300	323,723
Diageo Finance PLC Co., 2.38%, 06/08/28	GBP	200	244,408
DS Smith PLC, Series EMT7, 1.38%, 07/26/24 (Call 04/26/24)(a)	EUR	350	366,216
DWR Cymru Financing UK PLC, 1.38%, 03/31/33(a)	GBP	200	212,416
Eastern Power Networks PLC, 5.75%, 03/08/24(a)	GBP	50	66,419
easyJet FinCo. BV, 1.88%, 03/03/28
(Call 12/03/27)(a)	EUR	100	94,071
easyJet PLC, 1.13%, 10/18/23 (Call 07/18/23)(a)	EUR	200	207,561
Eversholt Funding PLC, 3.53%, 08/07/42(a)	GBP	200	242,235
Experian Finance PLC, 3.25%, 04/07/32(a)	GBP	100	124,908
Gatwick Funding Ltd.
2.50%, 04/15/30(a)	GBP	100	113,582
2.88%, 07/05/49(a)	GBP	100	99,647
3.13%, 09/28/39(a)	GBP	100	109,059
6.13%, 03/02/26(a)	GBP	100	138,296
GlaxoSmithKline Capital PLC
1.00%, 09/12/26 (Call 06/12/26)(a)	EUR	400	414,047
1.63%, 05/12/35(a)	GBP	200	209,650
3.38%, 12/20/27(a)	GBP	200	260,056
4.00%, 06/16/25	EUR	256	293,180
5.25%, 12/19/33	GBP	225	343,679
6.38%, 03/09/39	GBP	250	440,196
Global Switch Holdings Ltd., 2.25%, 05/31/27 (Call 02/28/27)(a)	EUR	210	212,075
Grainger PLC, 3.00%, 07/03/30 (Call 04/03/30)(a)	GBP	200	229,716
Great Rolling Stock Co. Ltd. (The), 6.88%, 07/27/35(a)	GBP	62	91,797
Greene King Finance PLC, 3.59%, 03/15/35(a)	GBP	142	175,193
GSK Consumer Healthcare Capital NL BV
1.25%, 03/29/26 (Call 12/29/25)(a)	EUR	200	207,490
1.75%, 03/29/30 (Call 12/29/29)(a)	EUR	300	305,601
2.13%, 03/29/34 (Call 12/29/33)(a)	EUR	200	201,974
GSK Consumer Healthcare Capital UK PLC
2.88%, 10/29/28 (Call 07/29/28)(a)	GBP	100	124,085

Security		Par (000)	Value

United Kingdom (continued)
3.38%, 03/29/38 (Call 12/29/37)(a)	GBP	100	$123,025
Guinness Partnership Ltd. (The), 2.00%, 04/22/55(a)	GBP	200	191,487
Hammerson Ireland Finance DAC, 1.75%, 06/03/27 (Call 03/03/27)(a)	EUR	200	188,807
Hammerson PLC, 7.25%, 04/21/28(a)	GBP	25	34,172
Heathrow Funding Ltd.
1.50%, 02/11/30 (Call 02/11/23)(a)	EUR	436	420,287
1.88%, 03/14/34(a)	EUR	100	91,737
2.75%, 08/09/49(a)	GBP	200	198,053
3.73%, 04/13/33 (Call 01/13/33)(a)	CAD	200	135,828
5.23%, 02/15/23(a)	GBP	310	397,115
6.45%, 12/10/31(a)	GBP	300	457,458
Series MPLE, 3.78%, 09/04/30 (Call 06/04/30)(a)	CAD	200	143,585
Hexagon Housing Association, 3.63%, 04/22/48	GBP	100	121,756
Hiscox Ltd., 6.13%, 11/24/45 (Call 11/24/25)(a)(b)	GBP	100	130,870
HSBC Bank Capital Funding Sterling 1 LP, 5.84%, (Call 11/05/31)(a)(b)(d)	GBP	300	454,123
HSBC Bank PLC
5.38%, 08/22/33(a)	GBP	200	278,958
6.50%, 07/07/23(a)	GBP	50	65,172
HSBC Holdings PLC
0.88%, 09/06/24(a)	EUR	337	350,971
1.00%, 11/13/31	EUR	300	268,072
1.50%, 12/04/24 (Call 12/04/23)(a)(b)	EUR	600	636,787
2.26%, 11/13/26 (Call 11/13/25)(a)(b)	GBP	440	528,248
3.00%, 07/22/28 (Call 07/22/27)(b)	GBP	220	267,397
3.13%, 06/07/28	EUR	350	373,113
3.20%, 12/05/23(a)	CAD	200	154,716
6.00%, 03/29/40(a)	GBP	150	209,916
6.50%, 05/20/24(a)	GBP	50	66,957
6.75%, 09/11/28(a)	GBP	200	283,578
Imperial Brands Finance Netherlands BV, 1.75%, 03/18/33 (Call 12/18/32)(a)	EUR	100	85,764
Imperial Brands Finance PLC
1.38%, 01/27/25 (Call 10/27/24)(a)	EUR	318	329,325
4.88%, 06/07/32 (Call 03/09/32)(a)	GBP	100	125,421
8.13%, 03/15/24(a)	GBP	150	204,395
Informa PLC, 1.50%, 07/05/23 (Call 06/05/23)(a)	EUR	300	318,501
InterContinental Hotels Group PLC, 3.75%, 08/14/25 (Call 05/14/25)(a)	GBP	200	254,277
ITV PLC, 1.38%, 09/26/26 (Call 06/26/26)(a)	EUR	100	100,166
Kennedy Wilson Europe Real Estate Ltd., 3.25%, 11/12/25 (Call 08/12/25)(a)	EUR	100	104,678
Land Securities Capital Markets PLC
2.38%, 03/29/27(a)	GBP	100	123,669
2.63%, 09/22/37(a)	GBP	340	398,760
Legal & General Group PLC
3.75%, 11/26/49 (Call 11/26/29)(a)(b)	GBP	100	116,758
5.13%, 11/14/48 (Call 11/14/28)(a)(b)	GBP	200	258,479
5.38%, 10/27/45 (Call 10/27/25)(a)(b)	GBP	100	131,077
5.50%, 06/27/64 (Call 06/27/44)(a)(b)	GBP	100	128,793
Linde PLC
0.38%, 09/30/33 (Call 06/30/33)(a)	EUR	200	174,231
1.00%, 09/30/51 (Call 03/30/51)(a)	EUR	100	72,784
Lloyds Bank Corporate Markets PLC
0.38%, 01/28/25(a)	EUR	200	205,017
1.75%, 07/11/24(a)	GBP	220	269,153
2.38%, 04/09/26(a)	EUR	400	431,445

88	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United Kingdom (continued)
Lloyds Bank PLC
0.13%, 06/18/26(a)	EUR	200	$200,242
0.63%, 03/26/25(a)	EUR	300	310,924
5.13%, 03/07/25(a)	GBP	200	270,935
6.00%, 02/08/29(a)	GBP	200	306,043
7.50%, 04/15/24(a)	GBP	130	177,630
7.63%, 04/22/25(a)	GBP	248	344,863
9.63%, 04/06/23(a)	GBP	140	185,711
Lloyds Banking Group PLC
1.00%, 04/12/28	GBP	300	351,044
2.71%, 12/03/35 (Call 12/03/30)(a)(b)	GBP	250	270,550
4.00%, 03/07/25	AUD	250	175,569
4.50%, 03/18/30 (Call 03/18/25)(a)(b)	EUR	200	219,575
Logicor UK PLC, 1.88%, 11/17/26(a)	GBP	200	242,436
London & Quadrant Housing Trust
2.00%, 03/31/32 (Call 12/31/31)(a)	GBP	100	113,433
2.63%, 02/28/28 (Call 11/28/27)(a)	GBP	200	248,661
3.13%, 02/28/53 (Call 11/28/52)(a)	GBP	200	237,251
London & Quadrant Housing Trust Ltd., 5.50%, 01/27/40(a)	GBP	50	79,610
London Stock Exchange Group PLC
1.75%, 12/06/27 (Call 09/06/27)(a)	EUR	250	261,517
1.75%, 09/19/29 (Call 06/19/29)(a)	EUR	150	153,522
M&G PLC
5.56%, 07/20/55 (Call 07/20/35)(a)(b)	GBP	200	251,815
5.63%, 10/20/51 (Call 10/20/31)(a)(b)	GBP	235	304,570
Manchester Airport Group Funding PLC
2.88%, 09/30/44(a)	GBP	100	103,437
4.13%, 04/02/24(a)	GBP	300	386,828
Martlet Homes Ltd., 3.00%, 05/09/52(a)	GBP	100	117,489
Metropolitan Funding PLC, 4.13%, 04/05/48(a)	GBP	100	133,730
Mondi Finance PLC, 1.63%, 04/27/26 (Call 01/27/26)(a)	EUR	300	311,238
Motability Operations Group PLC
0.38%, 01/03/26(a)	EUR	200	202,183
2.38%, 03/14/32(a)	GBP	200	238,860
3.63%, 03/10/36(a)	GBP	230	303,660
4.38%, 02/08/27(a)	GBP	100	135,859
National Grid Gas PLC
1.38%, 02/07/31 (Call 11/07/30)(a)	GBP	350	367,415
1.63%, 01/14/43 (Call 10/14/42)(a)	GBP	200	169,635
National Grid PLC, 0.75%, 09/01/33 (Call 06/01/33)(a)	EUR	300	258,540
National Westminster Bank PLC, 0.50%, 05/15/24(a)	EUR	350	365,526
Nationwide Building Society
0.25%, 07/22/25(a)	EUR	300	302,740
0.25%, 09/14/28(a)	EUR	300	278,257
0.50%, 02/23/24(a)	EUR	100	104,804
0.63%, 03/25/27(a)	EUR	150	151,971
2.00%, 07/25/29 (Call 07/25/24)(a)(b)	EUR	350	366,150
2.25%, 06/25/29(a)	EUR	300	329,540
3.25%, 01/20/28(a)	GBP	100	126,437
Natwest Group PLC
0.75%, 11/15/25 (Call 11/15/24)(a)(b)	EUR	400	410,764
2.11%, 11/28/31 (Call 08/26/26)(a)(b)	GBP	100	114,454
2.50%, 03/22/23(a)	EUR	310	333,516
3.62%, 08/14/30 (Call 05/14/25)(a)(b)	GBP	100	122,762
NatWest Group PLC, 0.78%, 02/26/30 (Call 02/26/29)(a)(b)	EUR	400	368,680

Security		Par (000)	Value

United Kingdom (continued)
NatWest Market PLC, 0.13%, 11/12/25(a)	EUR	500	$496,264
NatWest Markets PLC, 0.13%, 06/18/26(a)	EUR	200	194,512
Network Rail Infrastructure Finance PLC
4.75%, 01/22/24(a)	GBP	150	197,650
4.75%, 11/29/35	GBP	250	398,964
NewRiver REIT PLC, 3.50%, 03/07/28 (Call 12/07/27)(a)	GBP	100	116,498
Next Group PLC, 3.00%, 08/26/25 (Call 05/26/25)(a)	GBP	330	416,689
NIE Finance PLC, 2.50%, 10/27/25 (Call 07/27/25)(a)	GBP	300	373,489
Northern Powergrid Northeast PLC, 1.88%, 06/16/62(a)	GBP	100	86,943
Northumbrian Water Finance PLC, 1.63%, 10/11/26(a)	GBP	410	491,241
Notting Hill Genesis
2.00%, 06/03/36(a)	GBP	100	106,394
3.75%, 12/20/32(a)	GBP	100	131,767
5.25%, 07/07/42(a)	GBP	150	234,919
Optivo Finance PLC, 3.28%, 03/22/48	GBP	150	184,057
Orbit Capital PLC, 3.50%, 03/24/45(a)	GBP	100	125,106
Paragon Treasury PLC, 2.00%, 05/07/36(a)	GBP	100	107,312
Peabody Capital No. 2 PLC
2.75%, 03/02/34(a)	GBP	100	118,293
3.25%, 09/14/48(a)	GBP	200	242,107
Pension Insurance Corp. PLC, 5.63%, 09/20/30(a)	GBP	100	131,298
Phoenix Group Holdings PLC, 5.63%, 04/28/31 (Call 01/28/31)(a)	GBP	100	130,258
Places for People Homes Ltd., 3.63%, 11/22/28(a)	GBP	200	260,214
Places For People Treasury PLC, 2.50%, 01/26/36 (Call 10/26/35)(a)	GBP	100	112,055
Platform HG Financing PLC, 1.93%, 09/15/41(a)	GBP	150	152,158
Prs Finance PLC, 2.00%, 01/23/29(a)	GBP	200	246,252
Prudential PLC, 6.13%, 12/19/31(a)	GBP	200	286,686
Reckitt Benckiser Treasury Services Nederland BV, 0.75%, 05/19/30 (Call 02/19/30)(a)	EUR	200	192,640
RELX Capital Inc., 1.30%, 05/12/25 (Call 02/12/25)	EUR	350	366,840
RELX Finance BV, 0.00%, 03/18/24 (Call 02/18/24)(a)(c)	EUR	300	310,225
Rentokil Initial PLC, 0.88%, 05/30/26 (Call 02/28/26)(a)	EUR	100	100,368
RL Finance Bonds No. 2 PLC, 6.13%, 11/30/43 (Call 11/30/23)(a)(b)	GBP	100	130,800
RL Finance Bonds No. 4 PLC, 4.88%, 10/07/49 (Call 04/07/39)(a)(b)	GBP	200	232,568
Rothesay Life PLC, 3.38%, 07/12/26(a)	GBP	200	244,939
Royal Mail PLC, 2.38%, 07/29/24 (Call 04/29/24)(a)	EUR	250	268,582
Sage Group PLC (The), 2.88%, 02/08/34 (Call 11/08/33)(a)	GBP	200	231,419
Sanctuary Capital PLC
2.38%, 04/14/50(a)	GBP	100	106,888
6.70%, 03/23/39	GBP	50	90,582
Santander UK Group Holdings PLC
1.13%, 09/08/23(a)	EUR	400	423,508
2.92%, 05/08/26 (Call 05/08/25)(a)(b)	GBP	200	245,736
Santander UK PLC
0.05%, 01/12/27(a)	EUR	100	98,661
0.10%, 05/12/24	EUR	200	207,247
1.13%, 03/12/27(a)	EUR	400	414,629
1.25%, 09/18/24(a)	EUR	240	253,960

S C H E D U L E O F I N V E S T M E N T S	89

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United Kingdom (continued)
5.25%, 02/16/29(a)	GBP	150	$221,226
Scottish Hydro Electric Transmission PLC, 2.13%, 03/24/36 (Call 12/24/35)(a)	GBP	200	212,170
Scottish Widows Ltd., 5.50%, 06/16/23(a)	GBP	310	399,321
Segro PLC, 2.38%, 10/11/29(a)	GBP	100	119,819
Severn Trent Utilities Finance PLC
2.75%, 12/05/31(a)	GBP	100	120,713
3.63%, 01/16/26(a)	GBP	100	129,758
Skipton Building Society Covered, 0.50%, 10/02/23(a)	EUR	200	210,610
Sky Ltd.
2.25%, 11/17/25(a)	EUR	200	216,377
6.00%, 05/21/27	GBP	200	288,877
Smiths Group PLC, 2.00%, 02/23/27 (Call 11/23/26)(a)	EUR	100	104,925
South Eastern Power Networks PLC, 5.63%, 09/30/30(a)	GBP	300	442,791
Southern Electric Power Distribution PLC, 5.50%, 06/07/32(a)	GBP	150	222,161
Southern Gas Networks PLC, 3.10%, 09/15/36 (Call 06/15/36)(a)	GBP	400	453,547
Southern Water Services Finance Ltd.
3.00%, 05/28/37(a)	GBP	100	115,079
5.13%, 09/30/56	GBP	50	86,837
6.19%, 03/31/29(a)	GBP	25	37,441
Series A4, 6.64%, 03/31/26(a)	GBP	240	342,840
SP Transmission PLC, 2.00%, 11/13/31 (Call 08/13/31)(a)	GBP	223	253,582
SSE PLC
0.88%, 09/06/25 (Call 06/06/25)(a)	EUR	530	546,499
8.38%, 11/20/28(a)	GBP	180	291,892
Stagecoach Group PLC, 4.00%, 09/29/25 (Call 06/29/25)(a)	GBP	100	126,702
Standard Chartered PLC
1.20%, 09/23/31 (Call 09/23/26)(a)(b)	EUR	300	286,745
1.63%, 10/03/27 (Call 10/03/26)(a)(b)	EUR	150	152,109
4.38%, 01/18/38(a)	GBP	100	137,620
Stellantis NV, 3.75%, 03/29/24(a)	EUR	100	109,724
Student Finance PLC, 2.67%, 09/30/24(a)	GBP	100	123,284
Swan Housing Capital PLC, 3.63%, 03/05/48(a)	GBP	200	245,319
Tesco Corporate Treasury Services PLC, 0.88%,
05/29/26 (Call 02/28/26)(a)	EUR	300	300,787
Tesco Personal Finance Group PLC, 3.50%,
07/25/25 (Call 07/25/24)(a)	GBP	100	125,140
Tesco Property Finance 3 PLC, 5.74%, 04/13/40(a)	GBP	279	403,003
Tesco Property Finance 6 PLC, 5.41%, 07/13/44(a)	GBP	184	258,801
Thames Water Utilities Finance PLC
2.63%, 01/24/32(a)	GBP	210	244,981
3.50%, 02/25/28(a)	GBP	390	495,628
5.13%, 09/28/37(a)	GBP	160	230,773
THFC Funding No. 2 PLC, 6.35%, 07/08/39	GBP	250	432,789
Unilever Finance Netherlands BV
0.38%, 02/14/23(a)	EUR	135	142,838
0.50%, 08/12/23(a)	EUR	205	216,466
1.00%, 02/14/27(a)	EUR	370	381,694
1.38%, 07/31/29(a)	EUR	100	102,831
1.63%, 02/12/33(a)	EUR	260	264,981
UNITE USAF II PLC, 3.37%, 06/30/23(a)	GBP	200	254,018
United Utilities Water Finance PLC
1.75%, 02/10/38 (Call 11/10/37)(a)	GBP	200	202,656

Security		Par (000)	Value

United Kingdom (continued)
2.00%, 02/14/25 (Call 11/14/24)(a)	GBP	100	$124,129
2.63%, 02/12/31 (Call 11/12/30)(a)	GBP	200	243,211
University of Cambridge, 2.35%, 06/27/78(a)	GBP	100	121,437
University of Oxford, 2.54%, 12/08/2117(a)	GBP	100	108,576
University of Southampton, 2.25%, 04/11/57(a)	GBP	100	103,474
Virgin Money UK PLC, 3.13%, 06/22/25 (Call 06/22/24)(a)(b)	GBP	350	434,492
Vodafone Group PLC
0.38%, 12/03/24(a)	CHF	100	101,487
0.50%, 01/30/24(a)	EUR	230	240,938
1.13%, 11/20/25(a)	EUR	370	384,457
1.50%, 07/24/27(a)	EUR	220	228,420
1.60%, 07/29/31(a)	EUR	200	196,411
1.75%, 08/25/23(a)	EUR	400	428,774
2.50%, 05/24/39(a)	EUR	200	191,906
3.00%, 08/12/56(a)	GBP	200	200,780
4.20%, 12/13/27(a)	AUD	400	276,490
5.63%, 12/04/25	GBP	100	137,589
5.90%, 11/26/32(a)	GBP	50	75,812
Wales & West Utilities Finance PLC
1.88%, 05/28/41(a)	GBP	200	189,566
3.00%, 08/03/38(a)	GBP	100	115,800
Wellcome Trust Ltd. (The)
1.13%, 01/21/27(a)	EUR	100	104,070
1.50%, 07/14/71 (Call 01/14/71)(a)	GBP	200	168,154
2.52%, 02/07/2118(a)	GBP	150	159,514
Western Power Distribution South West PLC, 2.38%, 05/16/29(a)	GBP	100	119,019
Western Power Distribution West Midlands PLC
3.88%, 10/17/24 (Call 07/17/24)(a)	GBP	270	347,354
5.75%, 04/16/32(a)	GBP	100	148,932
6.00%, 05/09/25(a)	GBP	150	204,844
WHG Treasury PLC, 4.25%, 10/06/45(a)	GBP	100	143,666
Whitbread Group PLC, 3.38%, 10/16/25 (Call 07/16/25)(a)	GBP	100	124,825
WPP Finance 2013, 3.00%, 11/20/23(a)	EUR	100	108,764
WPP Finance SA
2.25%, 09/22/26(a)	EUR	207	222,253
3.75%, 05/19/32(a)	GBP	100	123,611
Yorkshire Building Society
0.75%, 11/10/22(a)	EUR	400	424,044
1.00%, 10/11/30	GBP	200	242,245
Yorkshire Water Finance PLC, 3.63%, 08/01/29	GBP	200	260,473

			73,594,354

United States — 2.3%
Abbott Ireland Financing DAC, 1.50%, 09/27/26 (Call 06/27/26)(a)	EUR	400	423,993
AbbVie Inc.
0.75%, 11/18/27 (Call 08/18/27)	EUR	300	296,537
1.25%, 06/01/24 (Call 03/01/24)	EUR	100	105,839
1.38%, 05/17/24 (Call 02/17/24)	EUR	300	317,925
1.50%, 11/15/23 (Call 10/15/23)	EUR	270	288,013
Albemarle New Holding GmbH, 1.63%, 11/25/28 (Call 08/25/28)(a)	EUR	200	196,014
Altria Group Inc., 2.20%, 06/15/27 (Call 04/15/27)	EUR	450	462,484
American Honda Finance Corp., 1.38%, 11/10/22	EUR	200	212,636
American International Group Inc., 1.88%, 06/21/27 (Call 03/21/27)	EUR	150	155,320

90	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
American Medical Systems Europe BV
1.38%, 03/08/28 (Call 02/08/28)	EUR	300	$302,645
1.88%, 03/08/34 (Call 12/08/33)	EUR	300	289,824
American Tower Corp.
0.95%, 10/05/30 (Call 07/05/30)	EUR	450	403,167
1.95%, 05/22/26 (Call 02/22/26)	EUR	225	234,546
Amgen Inc.
0.41%, 03/08/23 (Call 01/08/23)(a)	CHF	100	103,085
4.00%, 09/13/29(a)	GBP	200	265,367
Apple Inc.
0.38%, 11/25/24(a)	CHF	400	409,922
0.50%, 11/15/31 (Call 08/15/31)	EUR	300	281,121
0.75%, 02/25/30(a)	CHF	150	147,792
0.88%, 05/24/25 (Call 02/24/25)	EUR	540	565,549
2.51%, 08/19/24 (Call 06/19/24)	CAD	200	153,063
3.05%, 07/31/29	GBP	200	258,766
3.35%, 01/10/24(a)	AUD	150	106,330
Archer-Daniels-Midland Co., 1.00%, 09/12/25 (Call 06/12/25)	EUR	150	155,999
AT&T Inc.
0.25%, 03/04/26 (Call 02/04/26)	EUR	800	795,252
1.30%, 09/05/23 (Call 06/05/23)	EUR	640	680,968
1.60%, 05/19/28 (Call 02/19/28)	EUR	550	562,247
2.60%, 12/17/29 (Call 09/17/29)	EUR	155	165,638
3.15%, 09/04/36 (Call 06/04/36)	EUR	400	422,043
3.55%, 12/17/32 (Call 09/17/32)	EUR	300	339,038
4.60%, 09/19/28(a)	AUD	200	140,674
4.88%, 06/01/44	GBP	200	278,591
5.50%, 03/15/27(a)	GBP	200	278,065
7.00%, 04/30/40	GBP	250	427,954
Series MPLE, 2.85%, 05/25/24 (Call 03/25/24)	CAD	200	152,884
Series MPLE, 4.00%, 11/25/25 (Call 09/25/25)	CAD	150	116,718
Series MPLE, 4.85%, 05/25/47 (Call 11/25/46)	CAD	150	106,175
Athene Global Funding
0.63%, 01/12/28(a)	EUR	200	187,268
4.76%, 04/21/27	AUD	200	138,087
Bank of America Corp.
0.69%, 03/22/31 (Call 03/22/30)(a)(b)	EUR	200	181,857
1.10%, 05/24/32 (Call 05/24/31)(a)(b)	EUR	300	274,855
1.38%, 02/07/25 (Call 02/07/24)(a)(b)	EUR	700	736,907
1.66%, 04/25/28 (Call 04/25/27)(a)(b)	EUR	500	510,686
1.67%, 06/02/29 (Call 06/02/28)(a)(b)	GBP	100	112,937
2.30%, 07/25/25(a)	GBP	400	490,441
2.93%, 04/25/25 (Call 04/25/24)(b)	CAD	200	152,789
3.62%, 03/16/28 (Call 03/16/27)(b)	CAD	500	373,853
3.65%, 03/31/29 (Call 03/31/28)(a)(b)	EUR	550	618,633
Series MPLE, 1.98%, 09/15/27 (Call 09/15/26)(b)	CAD	150	105,480
Series MPLE, 2.60%, 04/04/29 (Call 04/04/28)(b)	CAD	100	69,806
Series MPLE, 3.41%, 09/20/25 (Call 09/20/24)(b)	CAD	200	153,455
Baxter International Inc.
0.40%, 05/15/24 (Call 04/15/24)	EUR	100	103,844
1.30%, 05/15/29 (Call 02/15/29)	EUR	250	247,592
Becton Dickinson and Co., 0.00%, 08/13/23(c)	EUR	125	130,616
Becton Dickinson Euro Finance Sarl
0.33%, 08/13/28 (Call 05/13/28)	EUR	125	117,479
1.21%, 06/04/26 (Call 03/04/26)	EUR	200	205,713
1.34%, 08/13/41 (Call 02/13/41)	EUR	200	156,548
Berkshire Hathaway Finance Corp.
2.38%, 06/19/39 (Call 03/19/39)	GBP	250	276,029
2.63%, 06/19/59 (Call 12/19/58)	GBP	200	214,177

Security		Par (000)	Value

United States (continued)
Berkshire Hathaway Inc.
0.00%, 03/12/25 (Call 02/12/25)(c)	EUR	300	$304,601
0.50%, 01/15/41 (Call 07/15/40)	EUR	200	142,098
0.75%, 03/16/23 (Call 12/16/22)	EUR	330	349,457
1.13%, 03/16/27 (Call 12/16/26)	EUR	440	450,364
Blackstone Holdings Finance Co. LLC, 1.50%, 04/10/29 (Call 01/10/29)(a)	EUR	200	198,886
Booking Holdings Inc.
1.80%, 03/03/27 (Call 12/03/26)	EUR	330	345,913
2.15%, 11/25/22 (Call 08/25/22)	EUR	383	406,753
BorgWarner Inc., 1.00%, 05/19/31 (Call 02/19/31)	EUR	200	177,143
Celanese U.S. Holdings LLC, 1.13%, 09/26/23 (Call 06/26/23)	EUR	281	295,851
Chubb INA Holdings Inc.
1.40%, 06/15/31 (Call 03/15/31)	EUR	330	318,225
2.50%, 03/15/38 (Call 09/15/37)	EUR	100	99,661
Citigroup Inc.
0.75%, 10/26/23 (Call 07/26/23)(a)	EUR	650	685,951
1.25%, 04/10/29 (Call 03/10/29)(a)	EUR	200	194,938
1.50%, 10/26/28 (Call 07/26/28)(a)	EUR	500	501,502
1.75%, 01/28/25	EUR	400	423,693
5.15%, 05/21/26(a)	GBP	450	604,150
7.38%, 09/01/39(a)	GBP	100	188,465
Coca-Cola Co. (The)
0.25%, 12/22/22(a)	CHF	50	51,587
1.00%, 03/09/41	EUR	300	246,890
1.63%, 03/09/35 (Call 12/09/34)	EUR	670	653,183
Colgate-Palmolive Co., 0.50%, 03/06/26 (Call 01/06/26)	EUR	360	367,686
Comcast Corp.
0.25%, 09/14/29 (Call 06/14/29)	EUR	300	276,905
1.25%, 02/20/40 (Call 08/20/39)	EUR	300	256,201
1.88%, 02/20/36 (Call 11/20/35)	GBP	100	105,994
Danaher Corp., 2.50%, 03/30/30 (Call 12/30/29)	EUR	100	107,076
DH Europe Finance II Sarl
0.45%, 03/18/28 (Call 12/18/27)	EUR	275	265,855
0.75%, 09/18/31 (Call 06/18/31)	EUR	300	274,367
1.35%, 09/18/39 (Call 03/18/39)	EUR	200	167,486
DH Europe Finance Sarl, 1.20%, 06/30/27 (Call 03/30/27)	EUR	300	306,528
Digital Dutch Finco BV, 1.50%, 03/15/30 (Call 12/15/29)(a)	EUR	300	276,187
Digital Euro Finco LLC, 2.63%, 04/15/24 (Call 02/15/24)(a)	EUR	400	428,369
Digital Intrepid Holding BV, 0.63%, 07/15/31 (Call 04/15/31)(a)	EUR	200	164,625
Digital Stout Holding LLC, 4.25%, 01/17/25 (Call 10/19/24)(a)	GBP	200	259,173
Dover Corp., 0.75%, 11/04/27 (Call 08/04/27)	EUR	200	197,921
Dow Chemical Co. (The), 1.13%, 03/15/32 (Call 12/15/31)	EUR	300	273,567
DXC Capital Funding DAC, 0.45%, 09/15/27 (Call 07/15/27)(a)	EUR	300	282,302
Eaton Capital Unlimited Co., 0.70%, 05/14/25 (Call 02/14/25)(a)	EUR	375	385,396
Ecolab Inc., 1.00%, 01/15/24 (Call 10/15/23)	EUR	350	370,547
EFSF, 0.88%, 09/05/28	EUR	700	718,763
Eli Lilly & Co.
0.63%, 11/01/31 (Call 08/01/31)	EUR	400	374,609
1.13%, 09/14/51 (Call 03/14/51)	EUR	300	219,710

S C H E D U L E O F I N V E S T M E N T S	91

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
1.63%, 06/02/26 (Call 03/02/26)	EUR	350	$371,603
Equinix Inc., 0.25%, 03/15/27 (Call 01/15/27)	EUR	250	239,007
Exxon Mobil Corp.
0.14%, 06/26/24 (Call 05/26/24)	EUR	100	103,410
0.84%, 06/26/32 (Call 03/26/32)	EUR	100	90,470
1.41%, 06/26/39 (Call 12/26/38)	EUR	250	209,168
FedEx Corp.
1.30%, 08/05/31 (Call 05/05/31)	EUR	100	94,329
1.63%, 01/11/27 (Call 10/11/26)	EUR	240	251,089
Fidelity National Information Services Inc.
1.00%, 12/03/28 (Call 09/03/28)	EUR	350	339,052
1.10%, 07/15/24 (Call 04/15/24)	EUR	400	418,942
1.50%, 05/21/27 (Call 02/21/27)	EUR	350	358,606
2.25%, 12/03/29 (Call 09/03/29)	GBP	100	115,967
3.36%, 05/21/31 (Call 02/21/31)	GBP	150	184,310
Fiserv Inc.
1.63%, 07/01/30 (Call 04/01/30)	EUR	150	147,493
3.00%, 07/01/31 (Call 04/01/31)	GBP	100	119,287
Fresenius Medical Care AG & Co. KGaA
1.25%, 11/29/29 (Call 08/29/29)(a)	EUR	100	97,855
1.50%, 07/11/25 (Call 04/11/25)(a)	EUR	338	354,819
GE Capital European Funding Unlimited Co., 4.63%, 02/22/27	EUR	50	57,688
GE Capital UK Funding Un Ltd. Co., 4.13%, 09/13/23(a)	GBP	300	384,135
General Electric Co.
0.88%, 05/17/25 (Call 02/17/25)	EUR	225	231,387
1.50%, 05/17/29 (Call 02/17/29)	EUR	225	228,750
4.13%, 09/19/35(a)	EUR	200	241,554
General Motors Financial Co. Inc.
0.60%, 05/20/27 (Call 03/20/27)(a)	EUR	300	279,437
2.20%, 04/01/24 (Call 03/01/24)(a)	EUR	509	542,935
2.35%, 09/03/25 (Call 07/07/25)(a)	GBP	200	242,872
General Motors Financial of Canada Ltd., Series 5, 3.25%, 11/07/23	CAD	200	154,307
Goldman Sachs Group Inc. (The)
0.25%, 01/26/28 (Call 10/26/27)(a)	EUR	492	457,992
0.50%, 12/04/24(a)	CHF	250	254,600
0.88%, 01/21/30(a)	EUR	400	367,507
1.00%, 03/18/33 (Call 12/18/32)(a)	EUR	450	390,815
1.63%, 07/27/26(a)	EUR	455	469,068
1.88%, 12/16/30 (Call 09/16/30)(a)	GBP	100	108,524
2.00%, 07/27/23(a)	EUR	720	772,340
2.00%, 03/22/28(a)	EUR	300	307,048
2.88%, 06/03/26(a)	EUR	288	312,524
3.13%, 07/25/29(a)	GBP	200	243,271
7.25%, 04/10/28	GBP	195	293,012
Series MPLE, 2.01%, 02/28/29 (Call 02/28/28)(b)	CAD	300	202,493
Harley-Davidson Financial Services Inc., 0.90%, 11/19/24 (Call 08/19/24)(a)	EUR	200	206,812
Honeywell International Inc., 0.75%, 03/10/32 (Call 12/10/31)	EUR	200	184,473
Illinois Tool Works Inc., 2.13%, 05/22/30 (Call 02/22/30)	EUR	260	276,676
International Business Machines Corp.
0.30%, 11/02/26	JPY	100,000	758,274
0.30%, 02/11/28	EUR	730	705,378
0.38%, 01/31/23	EUR	350	370,252
0.65%, 02/11/32	EUR	100	90,836
1.13%, 09/06/24	EUR	510	537,713

Security		Par (000)	Value

United States (continued)
1.25%, 02/09/34 (Call 11/09/33)	EUR	300	$281,384
1.75%, 01/31/31	EUR	255	260,530
International Flavors & Fragrances Inc., 1.80%, 09/25/26 (Call 06/25/26)	EUR	200	207,922
John Deere Canada Funding Inc., 3.02%, 07/13/23	CAD	200	155,098
John Deere Cash Management SA
0.50%, 09/15/23(a)	EUR	330	348,067
2.20%, 04/02/32(a)	EUR	250	267,762
John Deere Financial Inc., 2.58%, 10/16/26	CAD	200	147,027
Johnson & Johnson
0.65%, 05/20/24 (Call 02/20/24)	EUR	200	210,682
1.65%, 05/20/35 (Call 02/20/35)	EUR	200	202,443
Johnson Controls International PLC, 1.00%, 09/15/23 (Call 06/15/23)	EUR	200	211,832
JPMorgan Chase & Co.
0.50%, 12/04/23(a)	CHF	50	51,493
0.60%, 02/17/33 (Call 02/17/32)(a)(b)	EUR	200	175,153
1.05%, 11/04/32 (Call 11/04/31)(a)(b)	EUR	450	413,464
1.09%, 03/11/27 (Call 03/11/26)(a)(b)	EUR	800	813,721
1.50%, 10/26/22(a)	EUR	560	595,723
1.50%, 01/27/25(a)	EUR	220	232,639
1.81%, 06/12/29 (Call 06/12/28)(a)(b)	EUR	200	204,458
1.90%, 04/28/33 (Call 04/28/32)(a)(b)	GBP	100	109,466
1.96%, 03/23/30 (Call 03/23/29)(a)(b)	EUR	300	307,529
3.50%, 12/18/26(a)	GBP	100	127,655
Series MPLE, 1.90%, 03/05/28 (Call 03/05/27)(b)	CAD	200	138,783
Kellogg Co., 0.80%, 11/17/22	EUR	200	211,908
Kinder Morgan Inc., 2.25%, 03/16/27	EUR	100	104,427
Kraft Heinz Foods Co.
1.50%, 05/24/24 (Call 02/24/24)(a)	EUR	100	105,742
2.25%, 05/25/28 (Call 02/25/28)(a)	EUR	200	205,479
4.13%, 07/01/27 (Call 04/01/27)(a)	GBP	100	129,702
Liberty Mutual Finance Europe DAC, 1.75%, 03/27/24(a)	EUR	254	270,039
Lkq Italia Bondco Di Lkq Italia Bondco Gp SRL E C SAPA, 3.88%, 04/01/24 (Call 01/01/24)(a)	EUR	100	108,732
LYB International Finance II BV, 0.88%, 09/17/26 (Call 06/17/26)	EUR	200	199,329
Marsh & McLennan Companies Inc., 1.98%, 03/21/30 (Call 12/21/29)	EUR	200	203,378
Mastercard Inc., 1.10%, 12/01/22 (Call 09/01/22)	EUR	200	211,980
Mcdonald S Corp., 0.88%, 10/04/33	EUR	300	265,040
McDonald’s Corp.
0.17%, 10/04/24(a)	CHF	100	101,251
0.63%, 01/29/24(a)	EUR	500	525,782
0.90%, 06/15/26 (Call 04/15/26)(a)	EUR	400	410,684
1.75%, 05/03/28(a)	EUR	200	209,992
3.13%, 03/04/25 (Call 01/04/25)	CAD	250	191,476
5.88%, 04/23/32(a)	GBP	25	38,355
McKesson Corp.
1.50%, 11/17/25 (Call 08/17/25)	EUR	200	210,268
3.13%, 02/17/29 (Call 11/17/28)	GBP	100	123,114
Medtronic Global Holdings SCA
0.38%, 03/07/23 (Call 02/07/23)	EUR	500	528,620
1.00%, 07/02/31 (Call 04/02/31)	EUR	300	286,780
1.13%, 03/07/27 (Call 12/07/26)	EUR	920	945,252
1.75%, 07/02/49 (Call 01/02/49)	EUR	400	323,216
2.25%, 03/07/39 (Call 12/07/38)	EUR	300	291,863

92	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
Merck & Co. Inc.
0.50%, 11/02/24 (Call 08/02/24)	EUR	450	$467,379
2.50%, 10/15/34 (Call 07/15/34)	EUR	100	107,728
Metropolitan Life Global Funding I
0.38%, 04/09/24(a)	EUR	100	103,952
1.95%, 03/20/28(a)	CAD	400	275,705
3.50%, 09/30/26(a)	GBP	400	512,914
Microsoft Corp., 2.63%, 05/02/33 (Call 02/02/33)	EUR	250	285,564
MMS USA Holdings Inc.
0.63%, 06/13/25 (Call 03/13/25)(a)	EUR	400	408,768
1.75%, 06/13/31 (Call 03/13/31)(a)	EUR	300	297,135
Mohawk Capital Finance SA, 1.75%, 06/12/27 (Call 04/12/27)	EUR	200	206,623
Molson Coors Internationa LP Co., 3.44%, 07/15/26 (Call 04/15/26)	CAD	200	150,506
Mondelez International Holdings Netherlands BV, 0.88%, 10/01/31 (Call 07/01/31)(a)	EUR	150	140,467
Mondelez International Inc.
1.38%, 03/17/41 (Call 12/17/40)	EUR	350	279,900
1.63%, 03/08/27 (Call 12/08/26)	EUR	281	295,294
Moody’s Corp., 0.95%, 02/25/30 (Call 11/25/29)	EUR	200	192,457
Morgan Stanley
0.50%, 02/07/31 (Call 02/07/30)(b)	EUR	600	537,518
1.00%, 12/02/22	EUR	580	615,861
1.34%, 10/23/26 (Call 10/23/25)(b)	EUR	830	855,697
1.75%, 03/11/24	EUR	270	287,728
Series MPLE, 3.00%, 02/07/24	CAD	200	153,531
Nasdaq Inc.
0.88%, 02/13/30 (Call 11/13/29)	EUR	100	93,054
1.75%, 03/28/29 (Call 12/28/28)	EUR	200	201,936
National Grid North America Inc.
0.75%, 08/08/23(a)	EUR	350	369,639
1.05%, 01/20/31 (Call 10/20/30)(a)	EUR	300	281,058
Nestle Holdings Inc., 2.19%, 01/26/29 (Call 11/26/28)	CAD	500	350,675
New York Life Global Funding
0.25%, 01/23/27(a)	EUR	100	97,928
1.25%, 12/17/26(a)	GBP	210	244,405
1.63%, 12/15/23(a)	GBP	200	247,522
1.75%, 12/15/22(a)	GBP	134	168,217
Oracle Corp., 3.13%, 07/10/25	EUR	100	110,777
PepsiCo Inc.
1.05%, 10/09/50 (Call 04/09/50)	EUR	100	77,076
1.13%, 03/18/31 (Call 12/18/30)	EUR	400	393,104
2.15%, 05/06/24 (Call 03/06/24)	CAD	200	152,147
Pfizer Inc., 6.50%, 06/03/38(a)	GBP	150	270,251
Philip Morris International Inc.
1.45%, 08/01/39 (Call 05/01/39)	EUR	200	147,995
2.00%, 05/09/36 (Call 02/09/36)	EUR	100	85,739
2.88%, 03/03/26	EUR	400	434,568
2.88%, 05/14/29	EUR	300	317,802
Procter & Gamble Co. (The)
0.50%, 10/25/24	EUR	650	678,895
2.00%, 08/16/22(a)	EUR	200	212,307
Procter & Gamble Co.(The), 1.88%, 10/30/38	EUR	300	299,715
Prologis Euro Finance LLC
0.25%, 09/10/27 (Call 06/10/27)	EUR	300	283,732
0.50%, 02/16/32 (Call 11/16/31)	EUR	100	84,730
1.00%, 02/08/29 (Call 11/08/28)	EUR	200	190,661
1.00%, 02/06/35 (Call 11/06/34)	EUR	200	165,353

Security		Par (000)	Value

United States (continued)
1.50%, 02/08/34 (Call 11/08/33)	EUR	200	$181,175
1.50%, 09/10/49 (Call 03/10/49)	EUR	100	73,661
1.88%, 01/05/29 (Call 10/05/28)	EUR	100	101,553
Public Storage, 0.88%, 01/24/32 (Call 10/24/31)	EUR	100	88,427
Realty Income Corp., 2.50%, 01/14/42 (Call 07/14/41)	GBP	100	104,514
Schlumberger Finance BV
0.50%, 10/15/31 (Call 07/15/31)(a)	EUR	300	270,133
1.38%, 10/28/26 (Call 07/28/26)(a)	EUR	500	521,573
SES SA, 0.88%, 11/04/27 (Call 08/04/27)(a)	EUR	200	192,503
Simon International Finance SCA
1.13%, 03/19/33 (Call 12/19/32)(a)	EUR	100	86,347
1.25%, 05/13/25 (Call 02/13/25)(a)	EUR	270	278,211
Southern Co. (The), 1.88%, 09/15/81 (Call 06/15/27)(b)	EUR	300	269,012
Southern Power Co., 1.85%, 06/20/26	EUR	100	104,203
Stellantis NV, 0.63%, 03/30/27 (Call 12/30/26)(a)	EUR	400	386,281
Stryker Corp., 2.63%, 11/30/30 (Call 08/30/30)	EUR	560	601,252
Thermo Fisher Scientific Finance I BV
1.13%, 10/18/33 (Call 07/18/33)	EUR	300	272,782
1.63%, 10/18/41 (Call 04/18/41)	EUR	300	252,251
Thermo Fisher Scientific Inc.
0.50%, 03/01/28 (Call 12/01/27)	EUR	275	267,309
1.40%, 01/23/26 (Call 11/23/25)	EUR	200	209,251
1.45%, 03/16/27 (Call 12/16/26)	EUR	300	312,447
1.88%, 10/01/49 (Call 04/01/49)	EUR	200	163,998
2.38%, 04/15/32 (Call 01/15/32)	EUR	250	263,252
Time Warner Cable LLC, 5.75%, 06/02/31	GBP	250	343,947
Toyota Motor Credit Corp.
0.25%, 07/16/26(a)	EUR	200	198,843
0.63%, 11/21/24(a)	EUR	320	331,714
0.75%, 07/21/22(a)	EUR	370	391,042
United Parcel Service Inc.
1.63%, 11/15/25 (Call 08/15/25)	EUR	350	371,108
5.13%, 02/12/50(a)	GBP	50	85,194
Upjohn Finance BV, 1.91%, 06/23/32 (Call 03/23/32)(a)	EUR	300	268,614
Utah Acquisition Sub Inc., 2.25%, 11/22/24 (Call 09/22/24)(a)	EUR	330	349,349
Ventas Canada Finance Ltd., 2.45%, 01/04/27 (Call 12/04/26)	CAD	200	143,044
Verizon Communications Inc.
0.88%, 04/02/25	EUR	690	716,094
1.00%, 11/30/27(a)	CHF	200	200,090
1.38%, 10/27/26	EUR	100	103,592
1.38%, 11/02/28	EUR	700	706,010
1.85%, 05/18/40 (Call 11/18/39)	EUR	200	176,305
2.38%, 03/22/28 (Call 01/22/28)	CAD	200	140,132
2.63%, 12/01/31	EUR	100	106,606
3.00%, 03/23/31 (Call 12/23/30)	AUD	200	118,630
3.38%, 10/27/36	GBP	300	365,850
4.05%, 02/17/25(a)	AUD	200	141,523
4.05%, 03/22/51 (Call 09/22/50)	CAD	100	64,664
4.50%, 08/17/27(a)	AUD	200	140,107
Series 20Y, 2.88%, 01/15/38	EUR	400	416,300
Series MPLE, 2.50%, 05/16/30 (Call 02/16/30)	CAD	200	133,763
VF Corp., 0.63%, 09/20/23 (Call 06/20/23)	EUR	400	421,685
Walgreens Boots Alliance Inc., 2.13%, 11/20/26 (Call 08/20/26)	EUR	200	210,752

S C H E D U L E O F I N V E S T M E N T S	93

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
Walmart Inc.
4.88%, 09/21/29	EUR	200	$252,766
5.63%, 03/27/34(a)	GBP	350	557,308
5.75%, 12/19/30	GBP	145	224,646
Walt Disney Co. (The), Series MPLE, 3.06%, 03/30/27	CAD	200	148,828
Wells Fargo & Co.
0.50%, 04/26/24(a)	EUR	400	415,001
1.00%, 04/28/26	CAD	300	233,281
1.00%, 02/02/27(a)	EUR	200	198,972
1.38%, 10/26/26(a)	EUR	400	406,671
1.50%, 09/12/22(a)	EUR	340	360,928
1.50%, 05/24/27(a)	EUR	250	253,752
1.74%, 05/04/30 (Call 05/04/29)(a)(b)	EUR	520	517,086
2.00%, 07/28/25(a)	GBP	380	459,850
2.13%, 09/24/31(a)	GBP	200	218,605
2.25%, 05/02/23(a)	EUR	100	107,504
2.51%, 10/27/23	CAD	200	153,173
3.18%, 02/08/24 (Call 01/08/24)	CAD	100	77,022
3.50%, 09/12/29(a)	GBP	100	124,755
3.87%, 05/21/25	CAD	25	19,180
Series MPLE, 2.49%, 02/18/27	CAD	300	214,536
Wells Fargo Bank N.A., 5.25%, 08/01/23(a)	GBP	350	451,194
Welltower Inc., 4.80%, 11/20/28 (Call 08/20/28)	GBP	200	270,769
Whirlpool Finance Luxembourg Sarl, 1.25%, 11/02/26 (Call 08/02/26)	EUR	600	609,405
WPC Eurobond BV
1.35%, 04/15/28 (Call 01/15/28)	EUR	100	96,026
2.25%, 07/19/24 (Call 05/19/24)	EUR	300	317,827
2.25%, 04/09/26 (Call 01/09/26)	EUR	150	156,522

			84,337,847

Total Corporate Bonds & Notes — 18.9% (Cost: $795,807,557)			694,459,673

Foreign Government Obligations

Australia — 2.6%
Australia Government Bond
0.25%, 11/21/24(a)	AUD	7,830	5,198,967
0.25%, 11/21/25(a)	AUD	7,870	5,063,491
0.50%, 09/21/26(a)	AUD	6,040	3,835,386
1.00%, 12/21/30(a)	AUD	7,220	4,258,048
1.00%, 11/21/31(a)	AUD	3,810	2,204,577
1.25%, 05/21/32	AUD	6,280	3,688,101
1.50%, 06/21/31(a)	AUD	4,290	2,622,416
1.75%, 11/21/32(a)	AUD	3,500	2,143,977
1.75%, 06/21/51(a)	AUD	1,886	896,742
2.25%, 11/21/22	AUD	1,210	859,893
2.25%, 05/21/28(a)	AUD	5,710	3,849,504
2.50%, 05/21/30(a)	AUD	4,262	2,870,627
2.75%, 04/21/24(a)	AUD	4,590	3,255,129
2.75%, 11/21/27(a)	AUD	3,510	2,441,575
2.75%, 11/21/28(a)	AUD	3,570	2,469,010
2.75%, 11/21/29(a)	AUD	5,300	3,643,832
2.75%, 06/21/35(a)	AUD	1,220	808,229
2.75%, 05/21/41(a)	AUD	1,800	1,135,912
3.00%, 03/21/47(a)	AUD	1,394	892,219
3.25%, 04/21/25(a)	AUD	3,660	2,617,884
3.25%, 04/21/29(a)	AUD	2,080	1,480,720

Security		Par (000)	Value

Australia (continued)
3.25%, 06/21/39(a)	AUD	1,217	$835,683
3.75%, 04/21/37(a)	AUD	1,980	1,455,935
4.25%, 04/21/26(a)	AUD	3,088	2,288,103
4.50%, 04/21/33(a)	AUD	1,050	827,015
4.75%, 04/21/27(a)	AUD	2,188	1,669,869
Australian Capital Territory
1.25%, 05/22/25(a)	AUD	170	113,784
1.75%, 10/23/31	AUD	300	178,731
2.50%, 05/21/26(a)	AUD	60	41,179
National Housing Finance and Investment Corp., 1.52%, 05/27/30(a)	AUD	500	301,750
New South Wales Treasury Corp.
1.25%, 03/20/25(a)	AUD	640	430,541
1.25%, 11/20/30	AUD	1,530	899,205
2.00%, 03/20/31	AUD	600	373,181
2.25%, 11/20/40	AUD	100	54,045
2.25%, 05/07/41	AUD	650	348,264
3.00%, 05/20/27(a)	AUD	5,600	3,902,355
3.00%, 03/20/28	AUD	540	374,005
3.00%, 11/15/28(a)	AUD	200	138,058
3.00%, 04/20/29(a)	AUD	1,150	790,294
4.00%, 05/20/26(a)	AUD	700	509,447
5.00%, 08/20/24	AUD	150	111,281
Northern Territory Treasury Corp.
2.00%, 05/21/29	AUD	400	254,892
2.50%, 11/21/22	AUD	300	213,415
2.50%, 05/21/32	AUD	800	497,524
2.75%, 04/21/27	AUD	100	68,572
4.10%, 11/21/42(a)	AUD	200	134,896
Queensland Treasury Corp.
1.25%, 03/10/31(e)	AUD	500	292,264
1.50%, 03/02/32(e)	AUD	500	291,989
1.50%, 08/20/32(e)	AUD	300	172,893
1.75%, 08/21/31(e)	AUD	1,710	1,032,262
1.75%, 07/20/34(e)	AUD	300	169,381
2.00%, 08/22/33	AUD	200	118,928
2.25%, 11/20/41(e)	AUD	450	240,499
2.75%, 08/20/27(e)	AUD	950	652,650
3.00%, 03/22/24(e)	AUD	1,650	1,172,686
3.25%, 07/21/28(e)	AUD	1,130	791,903
3.25%, 08/21/29(e)	AUD	542	377,026
3.50%, 08/21/30(e)	AUD	600	423,031
4.20%, 02/20/47(e)	AUD	300	217,268
4.25%, 07/21/23(e)	AUD	150	108,535
4.75%, 07/21/25(e)	AUD	2,680	1,987,588
5.75%, 07/22/24(a)	AUD	400	300,089
6.00%, 07/21/22(a)	AUD	170	121,508
South Australian Government Financing Authority
1.50%, 09/22/22(a)	AUD	100	70,816
1.75%, 05/24/32(a)	AUD	1,000	593,177
1.75%, 05/24/34(a)	AUD	300	169,330
2.25%, 08/15/24(a)	AUD	1,000	696,877
2.75%, 05/24/30	AUD	1,000	666,927
3.00%, 09/20/27(a)	AUD	350	243,183
Tasmanian Public Finance Corp.
2.00%, 01/24/30(a)	AUD	550	344,702
2.25%, 01/22/32(a)	AUD	100	62,130
4.00%, 06/11/24(a)	AUD	40	28,815
Treasury Corp., 2.40%, 08/18/50	AUD	200	101,370

94	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Australia (continued)
Treasury Corp. of Victoria
0.50%, 11/20/25	AUD	1,400	$900,857
1.25%, 11/19/27	AUD	500	315,718
1.50%, 11/20/30	AUD	760	455,583
1.50%, 09/10/31	AUD	1,700	998,347
2.00%, 09/17/35	AUD	500	283,878
2.00%, 11/20/37	AUD	640	348,292
2.25%, 09/15/33	AUD	700	426,060
2.25%, 11/20/34	AUD	1,160	690,503
2.50%, 10/22/29	AUD	890	587,647
3.00%, 10/20/28(a)	AUD	760	523,129
5.50%, 12/17/24	AUD	620	466,281
6.00%, 10/17/22	AUD	880	635,847
Western Australian Treasury Corp.
1.75%, 10/22/31	AUD	1,000	602,390
2.50%, 07/23/24(a)	AUD	100	70,131
2.75%, 10/20/22(a)	AUD	800	569,881
2.75%, 07/24/29(a)	AUD	900	606,917
3.00%, 10/21/26(a)	AUD	400	279,630
3.00%, 10/21/27(a)	AUD	40	27,781
3.25%, 07/20/28(a)	AUD	500	350,633
5.00%, 07/23/25(a)	AUD	50	37,364

			93,672,959

Austria — 0.9%
Autobahnen- und Schnell- strassen-Finanzierungs AG, 0.10%, 07/09/29(a)	EUR	400	382,348
KAF Karntner Ausgleichszahlungs-Fonds, 0.00%, 01/14/32(a)(c)	EUR	200	176,533
Republic of Austria Government Bond
0.00%, 07/15/23(c)(e)	EUR	1,345	1,419,859
0.00%, 07/15/24(c)(e)	EUR	520	545,019
0.00%, 04/20/25(c)(e)	EUR	2,000	2,074,665
0.00%, 02/20/30(c)(e)	EUR	950	911,463
0.00%, 02/20/31(c)(e)	EUR	2,066	1,943,441
0.00%, 10/20/40(c)(e)	EUR	640	500,394
0.25%, 10/20/36(e)	EUR	1,182	1,032,052
0.50%, 04/20/27(e)	EUR	1,523	1,579,215
0.50%, 02/20/29(e)	EUR	1,352	1,370,553
0.70%, 04/20/71(e)	EUR	710	484,418
0.75%, 10/20/26(e)	EUR	2,378	2,503,153
0.75%, 02/20/28(e)	EUR	2,417	2,521,206
0.75%, 03/20/51(e)	EUR	1,030	867,421
0.85%, 06/30/2120(e)	EUR	380	215,979
0.90%, 02/20/32(e)	EUR	1,160	1,165,676
1.20%, 10/20/25(e)	EUR	1,950	2,096,012
1.50%, 02/20/47(e)	EUR	1,331	1,382,234
1.50%, 11/02/86(e)	EUR	310	280,981
1.65%, 10/21/24(e)	EUR	1,664	1,811,857
2.10%, 09/20/2117(e)	EUR	660	713,590
2.40%, 05/23/34(e)	EUR	875	1,019,276
3.15%, 06/20/44(e)	EUR	640	882,357
3.80%, 01/26/62(e)	EUR	365	614,574
4.15%, 03/15/37(e)	EUR	1,674	2,391,499
4.85%, 03/15/26(e)	EUR	1,880	2,304,900
6.25%, 07/15/27	EUR	796	1,073,559

			34,264,234

Security		Par (000)	Value

Belgium — 1.5%
Flemish Community (The)
1.50%, 07/12/38(a)	EUR	100	$98,919
1.50%, 04/11/44(a)	EUR	100	94,759
Kingdom of Belgium Government Bond
0.00%, 10/22/27(c)(e)	EUR	2,076	2,082,697
0.00%, 10/22/31(c)(e)	EUR	1,600	1,475,175
0.10%, 06/22/30(e)	EUR	2,320	2,231,421
0.20%, 10/22/23(e)	EUR	3,318	3,510,432
0.35%, 06/22/32(e)	EUR	2,170	2,040,905
0.40%, 06/22/40(e)	EUR	1,390	1,137,325
0.50%, 10/22/24(e)	EUR	1,100	1,162,105
0.65%, 06/22/71(e)	EUR	500	298,161
0.80%, 06/22/25(e)	EUR	2,610	2,771,152
0.80%, 06/22/27(e)	EUR	3,218	3,379,689
0.80%, 06/22/28(e)	EUR	2,801	2,920,727
0.90%, 06/22/29(e)	EUR	1,525	1,583,718
1.00%, 06/22/26(e)	EUR	1,310	1,397,007
1.00%, 06/22/31(e)	EUR	2,442	2,500,036
1.40%, 06/22/53(e)	EUR	700	632,739
1.45%, 06/22/37(e)	EUR	2,070	2,089,781
1.60%, 06/22/47(e)	EUR	1,359	1,332,345
1.70%, 06/22/50(e)	EUR	1,422	1,412,884
1.90%, 06/22/38(e)	EUR	888	953,562
2.15%, 06/22/66(e)	EUR	894	975,305
2.25%, 06/22/23(a)	EUR	500	541,991
2.25%, 06/22/57(e)	EUR	807	904,469
2.60%, 06/22/24(e)	EUR	1,908	2,110,629
3.00%, 06/22/34(e)	EUR	1,660	2,022,148
3.75%, 06/22/45(a)	EUR	992	1,397,144
4.00%, 03/28/32(a)	EUR	1,970	2,574,913
4.25%, 03/28/41(e)	EUR	2,242	3,241,126
4.50%, 03/28/26(e)	EUR	270	327,223
5.00%, 03/28/35(e)	EUR	660	965,110
5.50%, 03/28/28	EUR	1,287	1,717,354
Series 86, 1.25%, 04/22/33(e)	EUR	690	714,835
Ministeries Van de Vlaamse Gemeenschap
0.13%, 10/15/35(a)	EUR	400	335,495
0.88%, 03/21/46(a)	EUR	300	246,412
1.00%, 10/13/36(a)	EUR	400	374,296
Region Wallonne, 1.25%, 06/22/71(a)	EUR	200	141,933
Region Wallonne Belgium, 0.25%, 05/03/26(a)	EUR	500	511,429

			54,207,351

Bulgaria — 0.0%
Bulgaria Government International Bond
0.38%, 09/23/30(a)	EUR	350	303,764
1.38%, 09/23/50(a)	EUR	200	139,359
2.63%, 03/26/27(a)	EUR	100	108,704
2.95%, 09/03/24(a)	EUR	200	218,624
3.00%, 03/21/28(a)	EUR	100	110,242
3.13%, 03/26/35(a)	EUR	100	105,128

			985,821

Canada — 4.6%
Canada Housing Trust No. 1
0.95%, 06/15/25(e)	CAD	2,100	1,536,573
1.10%, 03/15/31(e)	CAD	900	580,508
1.25%, 06/15/26(e)	CAD	300	217,434
1.40%, 03/15/31(e)	CAD	1,060	702,547
1.55%, 12/15/26(e)	CAD	400	291,093
1.60%, 12/15/31(e)	CAD	600	399,424

S C H E D U L E O F I N V E S T M E N T S	95

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Canada (continued)
1.75%, 06/15/22(e)	CAD	1,750	$1,363,220
1.75%, 06/15/30(e)	CAD	970	672,450
1.90%, 09/15/26(e)	CAD	160	118,690
1.90%, 03/15/31(e)	CAD	1,100	761,733
1.95%, 12/15/25(e)	CAD	1,750	1,312,435
2.15%, 12/15/31(e)	CAD	1,500	1,050,788
2.25%, 12/15/25(e)	CAD	100	75,796
2.35%, 06/15/23(e)	CAD	3,270	2,540,375
2.35%, 06/15/27(e)	CAD	1,500	1,126,988
2.35%, 03/15/28(e)	CAD	350	261,029
2.55%, 12/15/23(e)	CAD	800	621,249
2.55%, 03/15/25(e)	CAD	910	700,778
2.65%, 03/15/28(e)	CAD	800	606,553
2.65%, 12/15/28(e)	CAD	920	693,969
2.90%, 06/15/24(e)	CAD	1,350	1,052,761
3.15%, 09/15/23(e)	CAD	1,500	1,175,666
Canadian Government Bond
0.25%, 02/01/23	CAD	2,000	1,533,492
0.25%, 08/01/23	CAD	2,000	1,513,595
0.25%, 04/01/24	CAD	500	372,039
0.25%, 03/01/26	CAD	5,160	3,655,440
0.50%, 09/01/25	CAD	5,890	4,260,708
0.50%, 12/01/30	CAD	4,340	2,772,715
0.75%, 02/01/24	CAD	2,600	1,959,254
1.00%, 09/01/26	CAD	5,020	3,629,921
1.25%, 03/01/25	CAD	5,870	4,388,940
1.25%, 03/01/27	CAD	3,000	2,176,305
1.25%, 06/01/30	CAD	4,860	3,348,223
1.50%, 05/01/24	CAD	1,000	760,814
1.50%, 09/01/24	CAD	4,350	3,298,537
1.50%, 04/01/25	CAD	2,000	1,503,367
1.50%, 06/01/31	CAD	5,470	3,793,297
1.50%, 12/01/31	CAD	2,010	1,385,056
1.75%, 03/01/23	CAD	2,895	2,242,197
1.75%, 12/01/53	CAD	2,400	1,456,422
2.00%, 09/01/23	CAD	5,390	4,166,787
2.00%, 06/01/28	CAD	470	350,478
2.00%, 06/01/32	CAD	3,270	2,347,125
2.00%, 12/01/51	CAD	7,350	4,790,073
2.25%, 06/01/25	CAD	1,500	1,151,952
2.50%, 06/01/24	CAD	2,144	1,663,863
2.75%, 12/01/48	CAD	1,720	1,320,811
2.75%, 12/01/64	CAD	870	660,737
3.50%, 12/01/45	CAD	1,834	1,582,081
4.00%, 06/01/41	CAD	3,180	2,867,631
5.00%, 06/01/37	CAD	3,380	3,295,253
5.75%, 06/01/33	CAD	2,790	2,747,129
City of Montreal Canada
2.40%, 12/01/41	CAD	200	120,618
3.00%, 09/01/27	CAD	300	229,379
3.15%, 12/01/36	CAD	250	175,900
3.50%, 09/01/23	CAD	60	47,163
3.50%, 12/01/38	CAD	200	144,841
City of Ottawa Ontario
2.50%, 05/11/51	CAD	100	57,564
3.10%, 07/27/48	CAD	100	65,821
City of Toronto Canada
2.40%, 06/07/27	CAD	250	186,642
2.80%, 11/22/49	CAD	200	123,584
2.90%, 04/29/51	CAD	250	157,370

Security		Par (000)	Value

Canada (continued)
2.95%, 04/28/35	CAD	50	$35,075
3.20%, 08/01/48	CAD	100	67,237
CPPIB Capital Inc.
1.13%, 12/14/29(a)	GBP	250	289,556
1.63%, 10/22/71(a)	GBP	250	230,821
1.95%, 09/30/29(a)	CAD	500	352,143
Export Development Canada, 0.25%, 03/07/26(a)	EUR	600	609,930
Hydro-Quebec
2.00%, 09/01/28	CAD	200	144,125
2.10%, 02/15/60	CAD	800	413,124
4.00%, 02/15/55	CAD	890	722,738
5.00%, 02/15/45	CAD	400	366,101
5.00%, 02/15/50	CAD	1,120	1,055,005
6.00%, 08/15/31	CAD	200	184,987
6.00%, 02/15/40	CAD	200	198,731
6.50%, 02/15/35	CAD	400	398,490
9.63%, 07/15/22	CAD	320	253,250
Japan Government Five Year Bond, 0.10%, 06/20/25	JPY	445,200	3,445,682
Labrador-Island Link Funding Trust, Series A 3.76%, 06/01/33(e)	CAD	300	236,875
Municipal Finance Authority of British Columbia
2.15%, 12/01/22	CAD	300	233,643
2.15%, 06/03/24	CAD	1,180	904,503
Muskrat Falls/Labrador Transmission Assets Funding Trust
3.38%, 06/01/57	CAD	200	145,630
Series A, 3.63%, 06/01/29(e)	CAD	300	237,721
OMERS Finance Trust, 0.45%, 05/13/25(a)	EUR	250	256,654
Ontario Electricity Financial Corp., 8.25%, 06/22/26	CAD	300	278,193
Ontario Teachers’ Finance Trust
0.50%, 05/06/25(a)	EUR	470	484,740
0.90%, 05/20/41(a)	EUR	360	302,010
OPB Finance Trust, Series F 2.98%, 01/25/27(Call 10/25/26)	CAD	200	151,806
Province of Alberta Canada
0.63%, 01/16/26(a)	EUR	200	205,846
1.60%, 09/01/22	CAD	250	194,535
1.65%, 06/01/31	CAD	700	463,733
2.05%, 06/01/30	CAD	1,100	768,232
2.20%, 06/01/26	CAD	300	224,954
2.35%, 06/01/25	CAD	350	266,533
2.55%, 12/15/22	CAD	200	156,169
2.55%, 06/01/27	CAD	1,080	814,340
2.90%, 12/01/28	CAD	550	416,273
2.90%, 09/20/29	CAD	300	225,152
2.95%, 06/01/52	CAD	470	314,982
3.05%, 12/01/48	CAD	700	478,647
3.10%, 06/01/50	CAD	840	580,562
3.30%, 12/01/46	CAD	990	710,081
3.45%, 12/01/43	CAD	25	18,469
3.90%, 12/01/33	CAD	200	158,407
Province of British Columbia Canada
0.88%, 10/08/25(a)	EUR	300	312,181
2.20%, 06/18/30	CAD	1,540	1,088,831
2.30%, 06/18/26	CAD	200	150,685
2.55%, 06/18/27	CAD	300	226,362
2.75%, 06/18/52	CAD	450	288,814
2.80%, 06/18/48	CAD	830	542,399
2.85%, 06/18/25	CAD	550	425,418

96	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Canada (continued)
2.95%, 12/18/28	CAD	200	$151,965
2.95%, 06/18/50	CAD	820	550,399
3.20%, 06/18/44	CAD	400	283,803
3.30%, 12/18/23	CAD	400	314,258
4.30%, 06/18/42	CAD	1,010	840,502
4.95%, 06/18/40	CAD	170	151,909
5.00%, 06/18/31	CAD	120	103,837
6.35%, 06/18/31	CAD	40	37,913
Province of Manitoba Canada
2.05%, 09/05/52	CAD	100	52,991
2.45%, 06/02/25	CAD	50	38,170
2.55%, 06/02/26	CAD	200	151,945
2.60%, 06/02/27	CAD	200	151,008
2.75%, 06/02/29	CAD	300	223,067
2.85%, 09/05/46	CAD	590	383,591
3.00%, 06/02/28	CAD	300	229,059
3.20%, 03/05/50	CAD	230	159,024
3.25%, 09/05/29	CAD	600	459,931
3.40%, 09/05/48	CAD	690	493,568
4.10%, 03/05/41	CAD	400	318,773
4.60%, 03/05/38	CAD	70	58,920
Province of New Brunswick Canada
1.80%, 08/14/25	CAD	500	373,141
2.35%, 08/14/27	CAD	570	423,787
2.60%, 08/14/26	CAD	200	151,918
2.85%, 06/02/23	CAD	50	39,011
3.05%, 08/14/50	CAD	200	133,861
3.10%, 08/14/28	CAD	200	153,184
3.10%, 08/14/48	CAD	100	67,715
3.55%, 06/03/43	CAD	210	155,279
3.80%, 08/14/45	CAD	200	152,941
4.55%, 03/26/37	CAD	60	50,196
4.65%, 09/26/35	CAD	400	337,564
Province of Newfoundland and Labrador Canada
2.05%, 06/02/31	CAD	300	203,262
2.65%, 10/17/50	CAD	400	237,982
2.85%, 06/02/28	CAD	500	376,340
2.85%, 06/02/29	CAD	870	647,470
3.00%, 06/02/26	CAD	130	100,227
3.30%, 10/17/46	CAD	250	171,346
3.70%, 10/17/48	CAD	120	87,635
Province of Nova Scotia Canada
2.10%, 06/01/27	CAD	600	442,229
3.15%, 12/01/51	CAD	560	382,878
3.50%, 06/02/62	CAD	30	21,620
4.40%, 06/01/42	CAD	20	16,634
4.70%, 06/01/41	CAD	200	172,349
Province of Ontario Canada
0.00%, 11/25/30(a)(c)	EUR	300	271,424
0.25%, 12/15/26(a)	GBP	200	228,801
0.38%, 06/14/24(a)	EUR	200	208,235
0.38%, 04/08/27(a)	EUR	200	199,970
0.63%, 04/17/25(a)	EUR	400	414,870
1.05%, 09/08/27	CAD	300	208,472
1.35%, 09/08/26	CAD	300	216,227
1.35%, 12/02/30	CAD	1,500	977,262
1.75%, 09/08/25	CAD	1,300	968,364
1.85%, 02/01/27	CAD	500	366,189
1.90%, 12/02/51	CAD	1,520	790,450
1.95%, 01/27/23	CAD	150	116,484

Security		Par (000)	Value

Canada (continued)
2.05%, 06/02/30	CAD	1,550	$1,081,036
2.15%, 06/02/31	CAD	500	345,666
2.25%, 12/02/31	CAD	1,000	692,718
2.30%, 09/08/24	CAD	300	230,133
2.40%, 06/02/26	CAD	2,860	2,160,679
2.55%, 12/02/52	CAD	600	364,965
2.60%, 09/08/23	CAD	1,000	777,574
2.60%, 06/02/25	CAD	1,050	805,541
2.60%, 06/02/27	CAD	1,360	1,027,583
2.65%, 02/05/25	CAD	1,000	770,856
2.65%, 12/02/50	CAD	2,000	1,249,912
2.70%, 06/02/29	CAD	960	713,060
2.80%, 06/02/48	CAD	1,040	675,480
2.85%, 06/02/23	CAD	550	429,198
2.90%, 06/02/28	CAD	1,000	760,332
2.90%, 12/02/46	CAD	1,600	1,063,624
2.90%, 06/02/49	CAD	1,450	958,559
3.45%, 06/02/45	CAD	2,340	1,716,899
3.50%, 06/02/24	CAD	970	764,040
3.50%, 06/02/43	CAD	1,620	1,203,162
4.60%, 06/02/39	CAD	980	834,653
4.65%, 06/02/41	CAD	2,250	1,942,568
4.70%, 06/02/37	CAD	1,703	1,459,504
5.60%, 06/02/35	CAD	500	462,768
5.85%, 03/08/33	CAD	290	268,832
6.20%, 06/02/31	CAD	580	542,671
6.50%, 03/08/29	CAD	50	46,117
Province of Quebec Canada
0.20%, 04/07/25(a)	EUR	500	512,584
0.25%, 05/05/31(a)	EUR	300	274,826
0.88%, 01/15/25(a)	EUR	100	104,772
0.88%, 05/04/27(a)	EUR	550	563,727
1.13%, 10/28/25(a)	EUR	300	314,925
1.50%, 12/15/23(a)	GBP	200	249,664
1.90%, 09/01/30	CAD	3,540	2,436,156
2.25%, 02/22/24	CAD	400	308,616
2.30%, 09/01/29	CAD	2,010	1,452,617
2.45%, 03/01/23	CAD	600	467,558
2.50%, 09/01/26	CAD	1,800	1,364,351
2.60%, 07/06/25	CAD	300	230,498
2.75%, 09/01/25	CAD	250	192,626
2.75%, 09/01/27	CAD	500	380,555
2.75%, 09/01/28	CAD	590	444,880
2.85%, 12/01/53	CAD	1,000	652,061
3.00%, 09/01/23	CAD	50	39,095
3.10%, 12/01/51	CAD	1,390	956,451
3.25%, 09/01/32	CAD	500	376,745
3.50%, 12/01/45	CAD	1,160	861,271
3.50%, 12/01/48	CAD	1,280	949,580
3.75%, 09/01/24	CAD	100	79,339
4.25%, 12/01/43	CAD	600	498,276
5.00%, 12/01/38	CAD	950	846,522
5.00%, 12/01/41	CAD	1,500	1,357,806
5.75%, 12/01/36	CAD	400	379,967
6.25%, 06/01/32	CAD	110	104,337
Province of Saskatchewan Canada
2.20%, 06/02/30	CAD	400	282,004
2.65%, 06/02/27	CAD	450	340,688
2.75%, 12/02/46	CAD	300	192,809
3.05%, 12/02/28	CAD	200	152,566

S C H E D U L E O F I N V E S T M E N T S	97

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Canada (continued)
3.10%, 06/02/50	CAD	400	$273,357
3.20%, 06/03/24	CAD	20	15,664
3.30%, 06/02/48	CAD	200	142,084
3.40%, 02/03/42	CAD	100	72,915
3.75%, 03/05/54	CAD	400	308,937
3.90%, 06/02/45	CAD	150	117,515
4.75%, 06/01/40	CAD	100	86,637
PSP Capital Inc.
1.50%, 03/15/28(a)	CAD	450	317,089
1.73%, 06/21/22(a)	CAD	300	233,676
3.00%, 11/05/25(a)	CAD	200	155,029
Regional Municipality of Peel Ontario, 3.85%, 10/30/42	CAD	100	75,466
Regional Municipality of York, 2.60%, 12/15/25	CAD	50	38,144
South Coast British Columbia Transportation Authority, 3.25%, 11/23/28	CAD	250	192,550
Unedic Asseo, 0.10%, 11/25/26(a)	EUR	600	602,720

			169,563,293

Chile — 0.1%
Bonos de la Tesoreria de la Republica en pesos
4.50%, 03/01/26	CLP	780,000	841,023
4.70%, 09/01/30(e)	CLP	350,000	359,465
5.00%, 10/01/28(e)	CLP	600,000	640,580
5.00%, 03/01/35	CLP	600,000	612,067
5.10%, 07/15/50	CLP	250,000	239,568
6.00%, 01/01/43	CLP	315,000	346,785
Chile Government International Bond
0.83%, 07/02/31 (Call 04/02/31)	EUR	100	90,202
1.25%, 01/29/40 (Call 10/31/39)	EUR	300	240,633
1.25%, 01/22/51 (Call 07/31/50)	EUR	200	139,420
1.63%, 01/30/25	EUR	300	317,020
1.75%, 01/20/26	EUR	300	315,086

			4,141,849

China — 16.7%
Agricultural Development Bank of China
2.25%, 04/22/25	CNY	25,000	3,750,380
2.87%, 05/14/27	CNY	5,000	756,968
2.96%, 04/17/30	CNY	39,000	5,846,092
3.06%, 08/05/23	CNY	32,000	4,902,213
3.24%, 08/14/24	CNY	11,000	1,694,655
3.35%, 03/24/26	CNY	40,000	6,186,914
3.45%, 09/23/25	CNY	5,000	775,953
3.48%, 02/04/28	CNY	15,000	2,332,048
3.51%, 04/03/24	CNY	32,500	5,027,903
3.52%, 05/24/31	CNY	20,000	3,121,846
3.55%, 11/21/23	CNY	24,000	3,709,416
3.63%, 07/19/26	CNY	37,800	5,912,570
3.74%, 07/12/29	CNY	54,500	8,609,130
3.75%, 01/25/29	CNY	32,650	5,159,216
3.79%, 10/26/30	CNY	13,000	2,065,159
3.83%, 01/06/24	CNY	12,300	1,910,655
3.85%, 01/06/27	CNY	56,100	8,861,705
3.95%, 02/26/31	CNY	13,000	2,091,723
4.00%, 11/12/25	CNY	46,000	7,277,456
4.37%, 05/25/23	CNY	12,000	1,863,252
4.65%, 05/11/28	CNY	18,000	2,971,927
Agriculture Development Bank China, 3.52%, 05/24/31	CNY	16,000	2,497,477

Security		Par (000)	Value

China (continued)
China Development Bank
0.63%, 12/12/22(a)	EUR	300	$317,067
1.25%, 01/21/23(a)	GBP	242	301,811
3.00%, 08/07/23	CNY	7,000	1,072,094
3.05%, 08/25/26	CNY	57,000	8,715,021
3.07%, 03/10/30	CNY	32,900	4,970,013
3.09%, 06/18/30	CNY	29,450	4,454,564
3.18%, 04/05/26	CNY	62,000	9,532,017
3.23%, 01/10/25	CNY	90,000	13,882,845
3.30%, 02/01/24	CNY	6,000	924,639
3.34%, 07/14/25	CNY	5,000	773,751
3.42%, 07/02/24	CNY	33,800	5,228,096
3.45%, 09/20/29	CNY	17,000	2,639,065
3.48%, 01/08/29	CNY	158,000	24,584,627
3.50%, 08/13/26	CNY	8,200	1,275,450
3.65%, 05/21/29	CNY	84,500	13,271,003
3.66%, 03/01/31	CNY	5,000	788,667
3.68%, 02/26/26	CNY	50,000	7,822,909
3.70%, 10/20/30	CNY	45,050	7,113,687
3.74%, 09/10/25	CNY	20,000	3,131,380
3.76%, 08/14/23	CNY	17,000	2,628,329
3.80%, 01/25/36	CNY	67,000	10,709,523
3.85%, 01/09/24	CNY	15,000	2,332,412
4.04%, 07/06/28	CNY	27,600	4,425,805
4.15%, 10/26/25	CNY	38,000	6,032,002
4.21%, 04/13/25	CNY	23,000	3,644,489
4.73%, 04/02/25	CNY	37,500	6,022,146
4.88%, 02/09/28	CNY	77,900	12,990,508
5.25%, 06/24/28	CNY	10,000	1,704,888
5.90%, 01/20/24	CNY	18,700	3,004,406
China Government Bond
0.63%, 11/17/33(a)	EUR	400	385,977
1.99%, 04/09/25	CNY	302,100	45,248,957
2.36%, 07/02/23	CNY	228,000	34,679,745
2.56%, 10/21/23	CNY	3,000	457,551
2.68%, 05/21/30	CNY	264,360	39,502,295
2.70%, 11/03/26	CNY	5,000	761,158
2.74%, 08/04/26	CNY	50,000	7,630,560
2.75%, 09/01/23	CNY	20,000	3,059,420
2.79%, 11/17/23	CNY	10,000	1,531,881
2.85%, 06/04/27	CNY	71,000	10,862,881
2.90%, 05/05/26	CNY	103,000	15,837,795
3.01%, 05/13/28	CNY	60,000	9,222,165
3.03%, 03/11/26	CNY	15,300	2,362,174
3.12%, 12/05/26	CNY	36,050	5,591,061
3.13%, 11/21/29	CNY	15,000	2,324,214
3.19%, 04/11/24	CNY	69,500	10,738,789
3.22%, 12/06/25	CNY	30,000	4,665,553
3.25%, 06/06/26	CNY	48,080	7,485,867
3.25%, 11/22/28	CNY	46,000	7,183,598
3.29%, 05/23/29	CNY	65,700	10,299,051
3.39%, 03/16/50	CNY	143,600	21,812,506
3.40%, 02/09/27	CNY	12,000	1,891,471
3.52%, 04/25/46	CNY	8,000	1,238,306
3.54%, 08/16/28	CNY	4,000	638,439
3.60%, 09/06/25	CNY	21,730	3,427,085
3.73%, 05/25/70	CNY	13,820	2,266,631
3.74%, 09/22/35	CNY	18,250	2,988,323
3.76%, 03/22/71	CNY	25,180	4,154,031
3.81%, 09/14/50	CNY	64,500	10,553,932

98	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

China (continued)
3.86%, 07/22/49	CNY	20,000	$3,291,544
3.97%, 07/23/48	CNY	40,600	6,790,623
4.00%, 06/24/69	CNY	26,000	4,511,614
4.05%, 07/24/47	CNY	18,400	3,105,932
4.08%, 10/22/48	CNY	34,800	5,934,015
4.09%, 04/27/35	CNY	11,000	1,875,010
4.22%, 03/19/48	CNY	4,000	695,364
4.50%, 06/23/41	CNY	10,850	1,985,664
China Government International Bond
0.13%, 11/12/26 (Call 08/12/26)(a)	EUR	800	789,550
1.00%, 11/12/39 (Call 08/12/39)(a)	EUR	200	175,394
Export-Import Bank of China (The)
0.75%, 05/28/23(a)	EUR	100	105,717
2.93%, 03/02/25	CNY	58,100	8,885,234
3.22%, 05/14/26	CNY	39,000	6,005,064
3.23%, 03/23/30	CNY	30,000	4,581,980
3.26%, 02/24/27	CNY	15,000	2,312,737
3.28%, 02/11/24	CNY	62,700	9,649,822
3.33%, 02/22/26	CNY	20,000	3,090,299
3.34%, 09/04/23	CNY	6,000	923,127
3.38%, 07/16/31	CNY	6,000	926,197
3.43%, 10/23/25	CNY	28,000	4,343,379
3.74%, 11/16/30	CNY	26,000	4,114,568
3.86%, 05/20/29	CNY	40,200	6,390,012
3.87%, 09/14/25	CNY	11,000	1,729,056
3.88%, 01/12/36	CNY	2,700	434,816
4.11%, 03/20/27	CNY	7,000	1,120,000
4.37%, 06/19/23	CNY	7,000	1,088,321
4.89%, 03/26/28	CNY	21,800	3,640,537
Italy Buoni Poliennali Del Tesoro, 1.75%, 07/01/24(a)	EUR	3,740	4,001,146

			612,916,010

Colombia — 0.2%
Colombian TES
Series B, 5.75%, 11/03/27	COP	5,148,700	1,072,564
Series B, 6.00%, 04/28/28	COP	3,890,900	805,538
Series B, 6.25%, 11/26/25	COP	6,268,700	1,426,153
Series B, 6.25%, 07/09/36	COP	3,000,000	524,485
Series B, 7.00%, 06/30/32	COP	2,425,900	488,030
Series B, 7.25%, 10/18/34	COP	4,501,400	890,067
Series B, 7.75%, 09/18/30	COP	2,864,600	629,394

			5,836,231

Croatia — 0.0%
Croatia Government International Bond
1.13%, 06/19/29(a)	EUR	150	140,478
1.50%, 06/17/31(a)	EUR	200	185,100
1.75%, 03/04/41(a)	EUR	180	149,161
2.70%, 06/15/28(a)	EUR	300	322,815
2.75%, 01/27/30(a)	EUR	250	260,248
3.00%, 03/20/27(a)	EUR	200	218,613

			1,276,415

Cyprus — 0.0%
Cyprus Government International Bond
1.25%, 01/21/40(a)	EUR	472	395,078
2.38%, 09/25/28(a)	EUR	400	432,521
4.25%, 11/04/25(a)	EUR	300	348,251

			1,175,850

Security		Par (000)	Value

Czech Republic — 0.2%
Czech Republic Government Bond
0.45%, 10/25/23(a)	CZK	13,470	$537,243
0.95%, 05/15/30(a)	CZK	16,960	562,637
1.00%, 06/26/26(a)	CZK	39,570	1,457,741
1.20%, 03/13/31	CZK	27,110	900,124
1.25%, 02/14/25	CZK	37,500	1,445,640
1.50%, 04/24/40	CZK	8,830	248,181
1.75%, 06/23/32	CZK	17,000	580,128
2.00%, 10/13/33	CZK	12,000	409,734
2.50%, 08/25/28(a)	CZK	14,600	558,843
2.75%, 07/23/29	CZK	17,230	665,124
4.20%, 12/04/36(a)	CZK	8,700	370,311
4.70%, 09/12/22(a)	CZK	4,000	170,827
5.70%, 05/25/24(a)	CZK	11,440	494,834
Czech Republic International, 3.88%, 05/24/22(a)	EUR	200	211,646

			8,613,013

Denmark — 0.4%
Denmark Government Bond
0.00%, 11/15/24(c)	DKK	5,000	697,853
0.00%, 11/15/31(c)	DKK	11,760	1,487,028
0.25%, 11/15/22	DKK	11,000	1,565,509
0.25%, 11/15/52	DKK	5,900	610,944
0.50%, 11/15/27	DKK	20,594	2,845,227
0.50%, 11/15/29	DKK	9,200	1,248,338
1.50%, 11/15/23	DKK	6,518	943,526
1.75%, 11/15/25	DKK	12,500	1,831,514
4.50%, 11/15/39	DKK	13,774	2,908,449
7.00%, 11/10/24	DKK	2,000	328,826
Kommunekredit
0.00%, 05/04/34(a)(c)	EUR	300	254,191
0.50%, 01/24/25(a)	EUR	300	311,678
0.63%, 05/11/26(a)	EUR	300	308,355
0.75%, 05/18/27(a)	EUR	120	122,701
0.88%, 11/03/36(a)	EUR	300	273,832

			15,737,971

Finland — 0.4%
Finland Government Bond
0.13%, 09/15/31(e)	EUR	937	883,066
0.13%, 04/15/36(e)	EUR	640	555,373
0.13%, 04/15/52(e)	EUR	580	402,526
0.25%, 09/15/40(e)	EUR	250	207,422
0.50%, 04/15/26(e)	EUR	1,245	1,298,440
0.50%, 09/15/27(e)	EUR	1,316	1,358,396
0.50%, 09/15/28(e)	EUR	293	298,560
0.50%, 09/15/29(e)	EUR	660	664,956
0.75%, 04/15/31(e)	EUR	947	956,239
1.13%, 04/15/34(e)	EUR	762	772,883
1.38%, 04/15/47(e)	EUR	456	468,059
2.00%, 04/15/24(e)	EUR	868	946,190
2.63%, 07/04/42(e)	EUR	1,036	1,289,809
2.75%, 07/04/28(e)	EUR	1,087	1,268,777
Finnvera OYJ
0.38%, 04/09/29(a)	EUR	300	292,723
0.50%, 04/13/26(a)	EUR	200	204,517
0.75%, 08/07/28(a)	EUR	200	202,036
1.13%, 05/17/32(a)	EUR	100	99,549
Kuntarahoitus OYJ
0.00%, 03/02/31(a)(c)	EUR	400	366,296
0.13%, 03/07/24(a)	EUR	600	626,153

S C H E D U L E O F I N V E S T M E N T S	99

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Finland (continued)
0.75%, 09/07/27(a)	EUR	150	$153,248
1.25%, 02/23/33(a)	EUR	200	201,449

			13,516,667

France — 6.8%
Action Logement Services
0.50%, 10/30/34(a)	EUR	200	177,995
0.75%, 07/19/41(a)	EUR	300	249,317
Agence Francaise de Developpement EPIC
0.00%, 03/25/25(a)(c)	EUR	200	206,095
0.25%, 07/21/26(a)	EUR	700	712,168
0.25%, 06/29/29(a)	EUR	800	775,886
0.38%, 04/30/24(a)	EUR	300	314,624
0.50%, 10/25/22(a)	EUR	400	423,255
0.50%, 05/25/30(a)	EUR	400	389,652
1.00%, 01/31/28(a)	EUR	200	208,036
1.38%, 07/05/32(a)	EUR	700	715,048
1.50%, 10/31/34(a)	EUR	100	101,156
Agence France Locale
0.00%, 09/20/27(a)(c)	EUR	300	295,274
0.50%, 06/20/24(a)	EUR	100	104,901
Bpifrance SACA
0.05%, 09/26/29(a)	EUR	300	284,469
0.63%, 05/25/26(a)	EUR	600	622,096
0.75%, 11/25/24(a)	EUR	100	105,298
0.88%, 09/26/28(a)	EUR	500	512,896
1.00%, 05/25/27(a)	EUR	500	523,756
1.88%, 05/25/30(a)	EUR	300	325,799
Bpifrance Saca Co., 0.13%, 11/25/28	EUR	1,200	1,171,615
Caisse D Amort Dette, 0.13%, 09/15/31(a)	EUR	1,000	920,529
Caisse d’Amortissement de la Dette Sociale
0.00%, 02/25/28(a)(c)	EUR	1,800	1,764,828
0.00%, 05/25/29(a)(c)	EUR	1,100	1,054,462
0.13%, 10/25/23(a)	EUR	1,500	1,577,678
0.45%, 01/19/32(a)	EUR	800	756,214
1.38%, 11/25/24(a)	EUR	1,250	1,336,319
2.50%, 10/25/22	EUR	250	267,224
4.00%, 12/15/25(a)	EUR	540	629,984
Caisse de Refinancement de l’Habitat SA, 2.38%, 03/05/24(a)	CHF	150	159,780
Caisse des Depots et Consignations, 0.00%, 06/19/24(a)(c)	EUR	300	312,545
Caisse Francaise de Financement Local
0.00%, 05/07/25(a)(c)	EUR	400	407,135
0.10%, 11/13/29(a)	EUR	200	188,511
0.13%, 02/15/36(a)	EUR	300	246,836
0.38%, 05/11/24(a)	EUR	300	312,883
0.38%, 01/20/32(a)	EUR	300	276,877
0.38%, 02/13/40(a)	EUR	100	80,537
0.50%, 01/19/26(a)	EUR	100	102,461
0.50%, 02/19/27(a)	EUR	800	808,261
0.63%, 04/13/26(a)	EUR	300	307,915
0.63%, 01/20/42(a)	EUR	200	165,416
0.75%, 01/11/27(a)	EUR	100	102,342
0.75%, 09/27/27(a)	EUR	200	203,287
1.25%, 05/11/32(a)	EUR	200	200,284
1.45%, 01/16/34(a)	EUR	400	403,033
1.50%, 06/28/38(a)	EUR	200	196,991
5.38%, 07/08/24(a)	EUR	100	115,421
French Republic Government Bond OAT
0.00%, 02/25/24(a)(c)	EUR	7,330	7,697,369

Security		Par (000)	Value

France (continued)
0.00%, 03/25/24(a)(c)	EUR	3,640	$3,817,632
0.00%, 02/25/25(a)(c)	EUR	12,590	13,047,399
0.00%, 03/25/25(a)(c)	EUR	4,969	5,151,308
0.00%, 02/25/26(a)(c)	EUR	6,720	6,885,875
0.00%, 02/25/27(a)(c)	EUR	3,550	3,587,593
0.00%, 11/25/29(a)(c)	EUR	4,780	4,609,800
0.00%, 11/25/30(a)(c)	EUR	6,540	6,174,802
0.00%, 11/25/31(a)(c)	EUR	5,010	4,624,850
0.00%, 05/25/32(a)(c)	EUR	7,790	7,104,597
0.25%, 11/25/26(a)	EUR	4,514	4,632,423
0.50%, 05/25/25(a)	EUR	4,997	5,249,867
0.50%, 05/25/26(a)	EUR	6,697	6,982,129
0.50%, 05/25/29(a)	EUR	5,753	5,812,223
0.50%, 05/25/40(e)	EUR	2,630	2,230,464
0.50%, 06/25/44(e)	EUR	1,730	1,392,323
0.50%, 05/25/72(e)	EUR	1,350	756,398
0.75%, 05/25/28(a)	EUR	5,883	6,112,061
0.75%, 11/25/28(a)	EUR	11,029	11,409,675
0.75%, 05/25/52(a)	EUR	2,300	1,793,997
0.75%, 05/25/53(e)	EUR	3,860	2,953,704
1.00%, 11/25/25(a)	EUR	3,620	3,857,071
1.00%, 05/25/27(a)	EUR	6,340	6,717,680
1.25%, 05/25/34(a)	EUR	6,700	6,807,422
1.25%, 05/25/36(e)	EUR	4,720	4,720,837
1.25%, 05/25/38	EUR	1,520	1,495,222
1.50%, 05/25/31(a)	EUR	5,940	6,369,738
1.50%, 05/25/50(e)	EUR	4,732	4,597,405
1.75%, 11/25/24(a)	EUR	3,024	3,289,607
1.75%, 06/25/39(e)	EUR	4,460	4,762,621
1.75%, 05/25/66(e)	EUR	1,625	1,623,179
2.00%, 05/25/48(e)	EUR	4,335	4,720,467
2.25%, 05/25/24(a)	EUR	3,258	3,569,044
2.50%, 05/25/30(a)	EUR	4,724	5,483,987
2.75%, 10/25/27(a)	EUR	9,069	10,493,367
3.25%, 05/25/45(a)	EUR	3,092	4,140,957
3.50%, 04/25/26(a)	EUR	1,601	1,870,017
4.00%, 10/25/38(a)	EUR	2,615	3,681,782
4.00%, 04/25/55(e)	EUR	1,796	2,866,250
4.00%, 04/25/60(a)	EUR	1,980	3,254,687
4.25%, 10/25/23(a)	EUR	4,423	4,953,407
4.50%, 04/25/41(a)	EUR	4,505	6,822,667
4.75%, 04/25/35(a)	EUR	1,938	2,807,212
5.50%, 04/25/29(a)	EUR	2,118	2,898,710
5.75%, 10/25/32(a)	EUR	2,318	3,473,288
6.00%, 10/25/25(a)	EUR	398	496,879
Gestion Securite de Stocks Securite SA, 0.63%, 10/20/28(a)	EUR	200	201,928
Regie Autonome des Transports Parisiens, 2.88%, 09/09/22(a)	EUR	50	53,326
Region of Ile de France, 0.50%, 06/14/25(a)	EUR	400	416,570
SFIL SA
0.00%, 05/24/24(a)(c)	EUR	400	416,043
0.10%, 10/18/22(a)	EUR	100	105,709
0.25%, 12/01/31(a)	EUR	300	278,099
SNCF Reseau, 2.63%, 12/29/25(a)	EUR	300	334,835
Societe Du Grand Paris EPIC
0.00%, 11/25/30(a)(c)	EUR	300	278,054
0.30%, 11/25/31(a)	EUR	400	370,790
0.70%, 10/15/60(a)	EUR	400	255,256
1.00%, 11/26/51(a)	EUR	200	156,576

100	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

France (continued)
1.00%, 02/18/70(a)	EUR	400	$267,426
1.13%, 05/25/34(a)	EUR	500	484,908
1.63%, 04/08/42(a)	EUR	400	389,116
1.70%, 05/25/50(a)	EUR	300	288,824
Societe Nationale SNCF SA
0.63%, 04/17/30(a)	EUR	500	490,626
0.88%, 02/28/51(a)	EUR	300	213,672
1.00%, 05/25/40(a)	EUR	100	85,920
1.00%, 01/19/61(a)	EUR	200	130,499
Unedic Asseo
0.00%, 05/25/31(a)(c)	EUR	1,200	1,099,938
0.13%, 05/25/22(a)	EUR	200	211,070
0.13%, 11/25/24	EUR	200	206,977
0.25%, 11/25/29(a)	EUR	400	385,829
0.25%, 07/16/35(a)	EUR	1,100	940,553
0.50%, 03/20/29(a)	EUR	500	498,543
0.63%, 02/17/25(a)	EUR	700	733,776
0.63%, 03/03/26(a)	EUR	600	621,279
0.88%, 10/25/22(a)	EUR	300	318,162
1.25%, 10/21/27(a)	EUR	300	316,539
1.25%, 05/25/33(a)	EUR	200	200,405
1.50%, 04/20/32(a)	EUR	300	312,130
Ville de Paris, 1.38%, 11/20/34(a)	EUR	100	99,658

			250,080,117

Germany — 5.4%
Bundesobligation
0.00%, 10/13/23(a)(c)	EUR	7,000	7,389,895
0.00%, 04/05/24(a)(c)	EUR	5,550	5,827,455
0.00%, 10/18/24(a)(c)	EUR	3,100	3,240,128
0.00%, 04/11/25(a)(c)	EUR	1,150	1,196,827
0.00%, 10/10/25(a)(c)	EUR	4,000	4,145,279
0.00%, 04/10/26(a)(c)	EUR	2,700	2,784,790
0.00%, 10/09/26(a)(c)	EUR	1,500	1,538,513
0.00%, 04/16/27(a)(c)	EUR	1,500	1,530,601
Bundesrepublik Deutschland Bundesanleihe
0.00%, 08/15/26(a)(c)	EUR	6,150	6,324,707
0.00%, 11/15/27(a)(c)	EUR	3,290	3,340,424
0.00%, 11/15/28(a)(c)	EUR	2,244	2,253,370
0.00%, 08/15/29(a)(c)	EUR	2,700	2,688,003
0.00%, 02/15/30(a)(c)	EUR	5,150	5,099,408
0.00%, 08/15/30(a)(c)	EUR	1,760	1,733,000
0.00%, 02/15/31(a)(c)	EUR	3,180	3,110,852
0.00%, 08/15/31(a)(c)	EUR	2,970	2,883,517
0.00%, 02/15/32(a)(c)	EUR	1,170	1,126,575
0.00%, 05/15/35(a)(c)	EUR	3,700	3,405,292
0.00%, 05/15/36(a)(c)	EUR	4,480	4,070,987
0.00%, 08/15/50(a)(c)	EUR	3,300	2,581,411
0.00%, 08/15/52(a)(c)	EUR	1,800	1,369,114
0.25%, 02/15/27(a)	EUR	4,161	4,311,337
0.25%, 08/15/28(a)	EUR	3,068	3,136,706
0.25%, 02/15/29(a)	EUR	5,881	5,990,615
0.50%, 02/15/25(a)	EUR	3,069	3,244,409
0.50%, 02/15/26(a)	EUR	6,070	6,391,509
0.50%, 08/15/27(a)	EUR	5,050	5,276,941
0.50%, 02/15/28(a)	EUR	8,020	8,350,796
1.00%, 08/15/24(a)	EUR	4,668	4,998,622
1.00%, 08/15/25(a)	EUR	4,423	4,740,888
1.25%, 08/15/48(a)	EUR	3,403	3,761,741
1.50%, 05/15/24(a)	EUR	100	108,109
2.00%, 08/15/23(a)	EUR	1,500	1,625,483

Security		Par (000)	Value

Germany (continued)
2.50%, 07/04/44(a)	EUR	3,359	$4,584,965
2.50%, 08/15/46(a)	EUR	4,413	6,152,517
3.25%, 07/04/42(a)	EUR	2,730	4,043,050
4.00%, 01/04/37(a)	EUR	2,769	4,107,352
4.25%, 07/04/39(a)	EUR	1,979	3,138,050
4.75%, 07/04/28(a)	EUR	214	280,705
4.75%, 07/04/34(a)	EUR	2,661	4,031,930
4.75%, 07/04/40(a)	EUR	2,365	4,020,848
5.50%, 01/04/31(a)	EUR	1,757	2,575,968
5.63%, 01/04/28(a)	EUR	963	1,294,228
6.25%, 01/04/30(a)	EUR	946	1,404,461
6.50%, 07/04/27(a)	EUR	862	1,177,603
Series G, 0.00%, 08/15/30(a)(c)	EUR	1,710	1,687,519
Series G, 0.00%, 08/15/31(a)(c)	EUR	2,500	2,431,449
Series G, 0.00%, 08/15/50(a)(c)	EUR	1,070	842,692
Free and Hanseatic City of Hamburg
0.00%, 04/07/26(a)(c)	EUR	300	302,284
0.00%, 09/29/31(c)	EUR	300	272,984
0.25%, 02/18/41(a)	EUR	200	157,074
0.50%, 04/27/26(a)	EUR	400	410,587
1.45%, 11/05/38(a)	EUR	100	99,213
Free State of Bavaria, 0.00%, 05/07/27(a)(c)	EUR	700	694,246
Free State of Saxony
0.00%, 01/15/24(a)(c)	EUR	300	313,222
0.00%, 11/05/29(a)(c)	EUR	200	189,148
Gemeinsame Deutsche Bundeslaender
0.00%, 08/26/30(a)(c)	EUR	500	465,470
0.25%, 03/18/24(a)	EUR	500	522,960
0.63%, 10/25/27(a)	EUR	100	101,793
0.63%, 02/13/29(a)	EUR	300	300,686
1.13%, 09/30/24(a)	EUR	400	424,369
HSH Finanzfonds AoeR, 0.13%, 09/20/24	EUR	100	103,056
KfW, 4.00%, 02/27/25(a)	AUD	500	359,517
Land Baden-Wuerttemberg
0.00%, 07/09/32(a)(c)	EUR	200	179,287
0.63%, 01/16/25(a)	EUR	750	784,147
0.63%, 01/27/26(a)	EUR	100	103,513
0.80%, 04/05/28(a)	EUR	300	306,845
Land Berlin
0.00%, 07/02/30(a)(c)	EUR	300	280,165
0.10%, 01/18/30(a)	EUR	300	284,865
0.10%, 01/18/41(a)	EUR	730	557,146
0.25%, 04/22/25(a)	EUR	300	309,209
0.63%, 03/20/26(a)	EUR	100	103,328
0.63%, 02/08/27(a)	EUR	350	358,599
0.63%, 01/26/52	EUR	200	158,800
0.75%, 09/08/23(a)	EUR	540	572,402
0.75%, 04/03/34(a)	EUR	300	281,491
1.00%, 05/19/32(a)	EUR	300	297,790
1.38%, 06/05/37(a)	EUR	620	611,182
Land Nordrhein Westfalen, 0.50%, 01/15/52(a)	EUR	200	151,181
Land Thueringen
0.20%, 10/26/26(a)	EUR	60	60,501
0.38%, 12/01/51(a)	EUR	150	110,300
0.50%, 03/02/27(a)	EUR	100	101,769
State of Brandenburg
0.00%, 06/26/28(a)(c)	EUR	500	485,794
0.25%, 10/19/26(a)	EUR	500	505,311
0.60%, 10/13/51(a)	EUR	200	159,030
1.13%, 07/04/33(a)	EUR	100	99,136

S C H E D U L E O F I N V E S T M E N T S	101

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Germany (continued)
State of Bremen
0.00%, 10/06/28(a)(c)	EUR	200	$193,463
0.15%, 09/14/40(a)	EUR	300	231,999
0.50%, 10/07/22(a)	EUR	300	317,621
0.55%, 02/04/50(a)	EUR	300	234,183
1.20%, 01/30/34(a)	EUR	200	197,917
State of Hesse
0.00%, 03/11/30(a)(c)	EUR	300	282,112
0.25%, 06/10/25(a)	EUR	800	823,410
0.38%, 07/04/22(a)	EUR	370	390,874
0.38%, 07/06/26(a)	EUR	550	560,553
0.63%, 08/02/28(a)	EUR	600	604,702
0.75%, 08/04/36(a)	EUR	200	182,536
0.88%, 12/10/24(a)	EUR	200	210,652
1.75%, 01/20/23(a)	EUR	50	53,455
State of Lower Saxony
0.00%, 04/15/24(a)(c)	EUR	500	520,122
0.00%, 08/02/24(a)(c)	EUR	280	289,827
0.00%, 09/15/25(a)(c)	EUR	200	203,458
0.00%, 07/10/26(a)(c)	EUR	400	401,620
0.00%, 02/11/27(a)(c)	EUR	400	397,687
0.00%, 08/13/30(a)(c)	EUR	400	373,195
0.05%, 09/20/23(a)	EUR	1,000	1,049,728
0.13%, 01/09/32(a)	EUR	700	641,970
0.25%, 04/15/36(a)	EUR	100	84,993
0.38%, 01/09/26(a)	EUR	200	205,234
0.50%, 06/08/26(a)	EUR	450	461,862
0.75%, 02/15/28(a)	EUR	520	531,228
State of North Rhine-Westphalia Germany
0.00%, 01/15/29(a)(c)	EUR	500	480,920
0.00%, 10/12/35(a)(c)	EUR	375	309,463
0.13%, 06/04/31(a)	EUR	500	464,104
0.20%, 02/16/24(a)	EUR	310	324,356
0.20%, 03/31/27(a)	EUR	400	401,210
0.20%, 04/09/30(a)	EUR	300	286,435
0.20%, 01/27/51(a)	EUR	250	173,816
0.25%, 03/13/26(a)	EUR	670	682,827
0.50%, 03/11/25(a)	EUR	300	311,969
0.50%, 04/16/26(a)	EUR	65	66,840
0.50%, 02/16/27(a)	EUR	500	509,446
0.50%, 11/25/39(a)	EUR	100	84,035
0.63%, 11/17/23(a)	EUR	500	528,488
0.63%, 07/21/31(a)	EUR	160	155,152
0.75%, 08/16/41(a)	EUR	50	43,186
0.80%, 07/30/49(a)	EUR	430	360,907
0.95%, 01/10/2121(a)	EUR	340	193,563
1.00%, 01/16/25(a)	EUR	700	739,093
1.10%, 03/13/34(a)	EUR	700	686,234
1.25%, 05/12/36(a)	EUR	200	195,065
1.38%, 01/15/2120(a)	EUR	360	259,946
1.45%, 02/16/43(a)	EUR	250	245,614
1.45%, 01/19/2122(a)	EUR	200	149,029
1.50%, 06/12/40(a)	EUR	300	298,651
1.55%, 06/16/48(a)	EUR	400	403,451
1.63%, 10/24/30(a)	EUR	320	340,551
1.65%, 02/22/38(a)	EUR	530	541,796
1.65%, 05/16/47(a)	EUR	170	174,571
1.75%, 10/26/57(a)	EUR	480	494,360
1.75%, 07/11/68(a)	EUR	350	350,025
1.95%, 09/26/78(a)	EUR	340	359,343

Security		Par (000)	Value

Germany (continued)
2.15%, 03/21/2119(a)	EUR	350	$363,631
State of Rhineland-Palatinate
0.05%, 01/23/30(a)	EUR	400	378,419
0.38%, 01/26/27(a)	EUR	300	303,873
0.38%, 03/10/51(a)	EUR	200	148,645
0.75%, 01/19/26(a)	EUR	500	519,969
State of Saxony-Anhalt
0.00%, 04/01/25(a)(c)	EUR	300	307,199
0.00%, 03/10/31(a)(c)	EUR	300	276,102
0.50%, 06/25/27(a)	EUR	400	405,616
State of Schleswig-Holstein Germany
0.13%, 05/24/23(a)	EUR	300	316,447
0.13%, 06/12/29(a)	EUR	500	481,052
0.20%, 08/15/39(a)	EUR	250	198,703
0.38%, 10/30/24(a)	EUR	300	312,301
0.38%, 02/08/27(a)	EUR	200	202,453

			197,202,298

Hungary — 0.2%
Hungary Government Bond
1.50%, 08/24/22	HUF	51,000	140,391
1.75%, 10/26/22	HUF	178,130	486,873
2.25%, 04/20/33	HUF	150,000	273,751
2.25%, 06/22/34	HUF	150,000	263,642
2.50%, 10/24/24	HUF	404,520	1,017,353
2.75%, 12/22/26	HUF	206,950	478,653
3.00%, 10/27/27	HUF	304,520	695,708
3.00%, 08/21/30	HUF	150,000	315,682
3.00%, 10/27/38	HUF	40,000	70,560
3.25%, 10/22/31	HUF	218,930	459,136
5.50%, 06/24/25	HUF	143,210	382,339
6.75%, 10/22/28	HUF	201,750	553,306
Hungary Government International Bond
1.25%, 10/22/25(a)	EUR	250	258,133
1.63%, 04/28/32(a)	EUR	823	742,913

			6,138,440

Iceland — 0.0%
Iceland Government International Bond, 0.50%, 12/20/22(a)	EUR	100	105,653

Indonesia — 0.9%
Indonesia Government International Bond
0.90%, 02/14/27	EUR	100	97,827
1.40%, 10/30/31	EUR	200	182,506
1.75%, 04/24/25	EUR	200	209,467
2.63%, 06/14/23(a)	EUR	250	268,023
3.38%, 07/30/25(a)	EUR	500	547,203
3.75%, 06/14/28(a)	EUR	300	332,537
Indonesia Treasury Bond
5.63%, 05/15/23	IDR	15,000,000	1,048,396
6.25%, 06/15/36	IDR	17,555,000	1,134,518
6.38%, 04/15/32	IDR	25,000,000	1,649,048
6.50%, 06/15/25	IDR	22,543,000	1,583,950
6.50%, 02/15/31	IDR	24,342,000	1,623,880
6.88%, 08/15/51	IDR	15,000,000	1,014,738
7.00%, 05/15/27	IDR	25,000,000	1,766,176
7.00%, 09/15/30	IDR	20,048,000	1,379,989
7.13%, 06/15/42	IDR	15,816,000	1,072,939
7.25%, 02/15/26	IDR	36,000,000	2,583,249
7.50%, 08/15/32	IDR	18,000,000	1,275,967
7.50%, 06/15/35	IDR	28,000,000	1,962,298

102	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Indonesia (continued)
7.50%, 04/15/40	IDR	10,210,000	$719,229
7.75%, 04/15/31	IDR	15,000,000	1,082,665
8.13%, 05/15/24	IDR	18,000,000	1,310,448
8.25%, 05/15/29	IDR	58,031,000	4,305,310
8.25%, 05/15/36	IDR	18,000,000	1,332,872
8.38%, 03/15/24	IDR	15,790,000	1,148,889
8.38%, 09/15/26	IDR	9,000,000	667,429
8.38%, 04/15/39	IDR	19,760,000	1,503,597
8.75%, 02/15/44	IDR	12,320,000	977,680
Perusahaan Penerbit SBSN Indonesia, 8.88%, 11/15/31	IDR	7,600,000	607,130

			33,387,960

Ireland — 0.5%
Ireland Government Bond
0.00%, 10/18/31(a)(c)	EUR	790	722,034
0.20%, 05/15/27(a)	EUR	2,050	2,095,346
0.20%, 10/18/30(a)	EUR	770	736,702
0.40%, 05/15/35(a)	EUR	838	751,910
0.55%, 04/22/41(a)	EUR	898	750,563
0.90%, 05/15/28(a)	EUR	520	542,841
1.00%, 05/15/26(a)	EUR	928	988,559
1.10%, 05/15/29(a)	EUR	1,064	1,115,272
1.30%, 05/15/33(a)	EUR	1,006	1,022,798
1.35%, 03/18/31(a)	EUR	492	518,252
1.50%, 05/15/50(a)	EUR	1,110	1,063,384
1.70%, 05/15/37(a)	EUR	530	556,468
2.00%, 02/18/45(a)	EUR	1,051	1,139,277
2.40%, 05/15/30(a)	EUR	1,517	1,739,095
3.40%, 03/18/24(a)	EUR	1,650	1,841,017
5.40%, 03/13/25	EUR	864	1,035,638

			16,619,156

Isle Of Man — 0.0%
Isle of Man Government International Bond, 1.63%, 09/14/51 (Call 03/14/51)(a)	GBP	150	146,733

Israel — 0.3%
Israel Government Bond - Fixed
0.50%, 02/27/26	ILS	2,650	754,634
1.00%, 03/31/30	ILS	2,730	744,803
1.25%, 11/30/22	ILS	1,200	360,498
1.50%, 11/30/23	ILS	2,760	829,243
1.50%, 05/31/37	ILS	2,700	687,650
1.75%, 08/31/25	ILS	3,049	912,546
2.00%, 03/31/27	ILS	1,550	465,326
2.25%, 09/28/28	ILS	4,628	1,397,538
3.75%, 03/31/24	ILS	1,377	430,139
3.75%, 03/31/47	ILS	3,151	1,058,277
4.25%, 03/31/23	ILS	450	138,840
5.50%, 01/31/42	ILS	2,210	925,856
6.25%, 10/30/26	ILS	650	230,632
Israel Government International Bond
1.50%, 01/18/27(a)	EUR	100	104,988
1.50%, 01/16/29(a)	EUR	500	519,690
2.50%, 01/16/49(a)	EUR	200	211,034

			9,771,694

Italy — 5.2%
Cassa Depositi e Prestiti SpA
0.75%, 11/21/22(a)	EUR	200	212,136
1.00%, 09/21/28(a)	EUR	300	293,404

Security		Par (000)	Value

Italy (continued)
1.00%, 02/11/30(a)	EUR	100	$94,176
1.50%, 06/21/24(a)	EUR	100	106,352
2.13%, 03/21/26(a)	EUR	100	107,108
Italy Buoni Poliennali Del Tesoro
0.00%, 04/15/24(a)(c)	EUR	6,670	6,911,550
0.00%, 08/15/24(a)(c)	EUR	3,360	3,455,556
0.00%, 04/01/26(a)(c)	EUR	2,280	2,250,506
0.25%, 03/15/28(a)	EUR	3,362	3,187,280
0.30%, 08/15/23(a)	EUR	3,060	3,229,730
0.35%, 02/01/25(a)	EUR	3,378	3,471,823
0.45%, 02/15/29(a)	EUR	1,760	1,641,705
0.50%, 02/01/26(a)	EUR	6,270	6,350,552
0.50%, 07/15/28(a)	EUR	2,000	1,907,814
0.60%, 08/01/31(e)	EUR	5,283	4,626,342
0.65%, 10/15/23(a)	EUR	3,750	3,967,853
0.85%, 01/15/27(a)	EUR	3,900	3,934,552
0.90%, 04/01/31(a)	EUR	2,300	2,091,811
0.95%, 08/01/30(a)	EUR	2,411	2,245,363
0.95%, 12/01/31(e)	EUR	1,670	1,500,955
0.95%, 06/01/32(a)	EUR	1,910	1,696,673
0.95%, 03/01/37(e)	EUR	1,310	1,058,849
1.25%, 12/01/26(a)	EUR	2,307	2,378,207
1.35%, 04/01/30(a)	EUR	2,829	2,749,816
1.45%, 11/15/24(a)	EUR	3,793	4,016,432
1.45%, 05/15/25(a)	EUR	6,181	6,522,995
1.45%, 03/01/36(e)	EUR	4,700	4,162,316
1.50%, 06/01/25(a)	EUR	945	999,859
1.50%, 04/30/45(e)	EUR	880	691,300
1.60%, 06/01/26(a)	EUR	1,906	2,004,281
1.65%, 12/01/30(e)	EUR	3,013	2,951,012
1.65%, 03/01/32(e)	EUR	3,782	3,643,027
1.70%, 09/01/51(e)	EUR	1,680	1,291,274
1.80%, 03/01/41(e)	EUR	3,970	3,440,442
1.85%, 05/15/24(a)	EUR	2,680	2,877,790
1.85%, 07/01/25(e)	EUR	760	810,173
2.00%, 12/01/25(a)	EUR	2,082	2,230,033
2.00%, 02/01/28(a)	EUR	1,487	1,566,687
2.05%, 08/01/27(a)	EUR	789	836,368
2.10%, 07/15/26(a)	EUR	6,202	6,645,262
2.15%, 09/01/52(e)	EUR	1,220	1,027,032
2.15%, 03/01/72(e)	EUR	550	426,731
2.20%, 06/01/27(a)	EUR	5,734	6,140,970
2.25%, 09/01/36(e)	EUR	2,455	2,400,710
2.45%, 10/01/23(a)	EUR	2,169	2,354,934
2.45%, 09/01/33(e)	EUR	2,170	2,219,809
2.45%, 09/01/50(e)	EUR	2,240	2,051,326
2.50%, 12/01/24(a)	EUR	819	892,249
2.50%, 11/15/25(a)	EUR	2,750	2,996,067
2.70%, 03/01/47(e)	EUR	2,380	2,345,572
2.80%, 12/01/28(a)	EUR	3,483	3,814,092
2.80%, 03/01/67(e)	EUR	990	927,773
2.95%, 09/01/38(e)	EUR	1,854	1,955,447
3.00%, 08/01/29(a)	EUR	2,949	3,250,983
3.10%, 03/01/40(e)	EUR	1,457	1,556,722
3.25%, 09/01/46(e)	EUR	2,492	2,707,673
3.35%, 03/01/35(e)	EUR	3,349	3,721,268
3.45%, 03/01/48(e)	EUR	2,151	2,405,894
3.50%, 03/01/30(e)	EUR	3,700	4,221,514
3.85%, 09/01/49(e)	EUR	1,413	1,681,253
4.00%, 02/01/37(e)	EUR	2,846	3,401,736

S C H E D U L E O F I N V E S T M E N T S	103

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Italy (continued)
4.50%, 03/01/26(e)	EUR	1,359	$1,590,507
4.75%, 08/01/23(e)	EUR	2,700	3,008,558
4.75%, 09/01/28(e)	EUR	3,153	3,837,271
4.75%, 09/01/44(e)	EUR	1,870	2,513,963
5.00%, 03/01/25(e)	EUR	2,212	2,574,279
5.00%, 08/01/34(e)	EUR	1,998	2,600,655
5.00%, 08/01/39(e)	EUR	1,684	2,259,168
5.00%, 09/01/40(e)	EUR	2,317	3,132,762
5.25%, 11/01/29(a)	EUR	2,240	2,852,216
5.75%, 02/01/33(a)	EUR	1,850	2,506,456
6.00%, 05/01/31(a)	EUR	2,905	3,924,106
6.50%, 11/01/27(a)	EUR	2,253	2,945,454

			190,404,514

Japan — 10.8%
Development Bank of Japan Inc., 0.88%, 10/10/25(a)	EUR	700	725,741
Japan Government Five Year Bond
0.00%, 03/20/26(c)	JPY	245,600	1,895,061
0.00%, 06/20/26(c)	JPY	475,000	3,664,720
0.00%, 09/20/26(c)	JPY	1,380,000	10,641,233
0.10%, 06/20/23	JPY	304,200	2,348,980
0.10%, 12/20/23	JPY	826,100	6,383,902
0.10%, 03/20/24	JPY	796,350	6,155,413
0.10%, 06/20/24	JPY	828,450	6,404,871
0.10%, 09/20/24	JPY	995,000	7,694,564
0.10%, 12/20/24	JPY	1,500,000	11,605,741
0.10%, 03/20/25	JPY	450,000	3,482,520
0.10%, 09/20/25	JPY	68,450	529,951
0.10%, 12/20/25	JPY	685,150	5,304,600
Japan Government Forty Year Bond
0.40%, 03/20/56	JPY	163,000	1,044,155
0.50%, 03/20/59	JPY	92,750	605,257
0.50%, 03/20/60	JPY	234,100	1,520,572
0.70%, 03/20/61	JPY	146,350	1,015,930
0.80%, 03/20/58	JPY	100,000	726,419
0.90%, 03/20/57	JPY	170,550	1,280,975
1.40%, 03/20/55	JPY	212,550	1,829,363
1.70%, 03/20/54	JPY	122,200	1,125,558
1.90%, 03/20/53	JPY	73,650	706,620
2.00%, 03/20/52	JPY	84,500	824,646
2.20%, 03/20/49	JPY	77,000	773,691
2.20%, 03/20/50	JPY	65,950	666,579
2.20%, 03/20/51	JPY	80,800	818,472
Japan Government Ten Year Bond
0.10%, 03/20/26	JPY	391,700	3,033,543
0.10%, 06/20/26	JPY	1,640,700	12,708,013
0.10%, 09/20/26	JPY	716,100	5,545,878
0.10%, 12/20/26	JPY	418,050	3,237,741
0.10%, 03/20/27	JPY	505,000	3,910,496
0.10%, 06/20/27	JPY	581,350	4,500,372
0.10%, 09/20/27	JPY	805,450	6,231,710
0.10%, 12/20/27	JPY	377,000	2,915,631
0.10%, 03/20/28	JPY	754,450	5,827,708
0.10%, 06/20/28	JPY	450,050	3,473,855
0.10%, 09/20/28	JPY	268,650	2,071,695
0.10%, 12/20/28	JPY	193,100	1,488,332
0.10%, 03/20/29	JPY	758,050	5,841,264
0.10%, 06/20/29	JPY	351,000	2,700,841
0.10%, 12/20/29	JPY	757,700	5,811,943
0.10%, 03/20/30	JPY	979,650	7,510,260

Security		Par (000)	Value

Japan (continued)
0.10%, 06/20/30	JPY	723,650	$5,542,621
0.10%, 09/20/30	JPY	585,550	4,480,320
0.10%, 12/20/30	JPY	1,196,250	9,143,397
0.10%, 03/20/31	JPY	1,375,250	10,500,117
0.10%, 06/20/31	JPY	435,000	3,316,391
0.10%, 09/20/31	JPY	120,000	914,469
0.20%, 03/20/32	JPY	384,450	2,955,888
0.30%, 12/20/24	JPY	210,000	1,633,348
0.30%, 12/20/25	JPY	328,600	2,562,941
0.40%, 03/20/25	JPY	171,500	1,338,605
0.40%, 06/20/25	JPY	425,000	3,320,191
0.40%, 09/20/25	JPY	356,950	2,791,568
0.50%, 09/20/24	JPY	823,500	6,428,916
0.50%, 12/20/24	JPY	404,250	3,160,610
0.60%, 12/20/23	JPY	365,200	2,845,197
0.60%, 03/20/24	JPY	265,200	2,069,142
0.60%, 06/20/24	JPY	326,650	2,552,262
0.80%, 06/20/23	JPY	130,000	1,011,801
Japan Government Thirty Year Bond
0.30%, 06/20/46	JPY	261,500	1,773,545
0.40%, 06/20/49	JPY	18,950	127,524
0.40%, 09/20/49	JPY	107,450	721,254
0.40%, 12/20/49	JPY	131,750	884,286
0.40%, 03/20/50	JPY	156,300	1,047,966
0.50%, 09/20/46	JPY	184,350	1,308,754
0.50%, 03/20/49	JPY	188,800	1,309,023
0.60%, 12/20/46	JPY	122,000	885,893
0.60%, 06/20/50	JPY	175,100	1,236,177
0.60%, 09/20/50	JPY	146,800	1,034,574
0.70%, 12/20/48	JPY	130,450	953,805
0.70%, 12/20/50	JPY	196,000	1,417,332
0.70%, 03/20/51	JPY	199,750	1,440,555
0.70%, 06/20/51	JPY	150,000	1,081,271
0.70%, 12/20/51	JPY	115,000	826,458
0.80%, 03/20/46	JPY	180,250	1,371,511
0.80%, 03/20/47	JPY	108,000	818,952
0.80%, 06/20/47	JPY	75,000	568,405
0.80%, 09/20/47	JPY	230,550	1,745,234
0.80%, 12/20/47	JPY	70,000	528,710
0.80%, 03/20/48	JPY	141,600	1,067,093
0.90%, 09/20/48	JPY	121,800	936,548
1.00%, 03/20/52	JPY	273,550	2,122,508
1.40%, 09/20/45	JPY	148,850	1,285,094
1.40%, 12/20/45	JPY	148,100	1,278,573
1.50%, 12/20/44	JPY	104,500	918,449
1.50%, 03/20/45	JPY	192,600	1,693,233
1.60%, 06/20/45	JPY	200,000	1,790,530
1.70%, 12/20/43	JPY	147,850	1,343,792
1.70%, 03/20/44	JPY	103,800	944,186
1.70%, 06/20/44	JPY	88,500	805,689
1.70%, 09/20/44	JPY	206,850	1,884,148
1.80%, 03/20/43	JPY	99,600	918,784
1.80%, 09/20/43	JPY	121,000	1,117,964
1.90%, 09/20/42	JPY	124,000	1,160,799
1.90%, 06/20/43	JPY	102,200	958,849
2.00%, 09/20/40	JPY	242,600	2,294,862
2.00%, 09/20/41	JPY	138,000	1,309,402
2.00%, 03/20/42	JPY	196,400	1,863,632
2.20%, 09/20/39	JPY	40,000	387,600
2.20%, 03/20/41	JPY	92,000	896,960

104	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Japan (continued)
2.30%, 03/20/35	JPY	34,550	$329,707
2.30%, 06/20/35	JPY	53,250	509,382
2.30%, 12/20/35	JPY	155,000	1,489,051
2.30%, 03/20/39	JPY	34,500	337,974
2.30%, 03/20/40	JPY	95,000	935,271
2.40%, 09/20/38	JPY	100,500	994,251
2.50%, 06/20/34	JPY	20,150	194,705
2.50%, 09/20/37	JPY	49,000	487,904
2.50%, 03/20/38	JPY	5,000	49,940
Japan Government Twenty Year Bond
0.20%, 06/20/36	JPY	261,200	1,940,981
0.30%, 06/20/39	JPY	75,450	551,106
0.30%, 09/20/39	JPY	167,650	1,220,722
0.30%, 12/20/39	JPY	69,850	507,075
0.40%, 03/20/36	JPY	259,350	1,985,389
0.40%, 03/20/39	JPY	195,900	1,459,374
0.40%, 03/20/40	JPY	252,150	1,857,895
0.40%, 06/20/40	JPY	253,900	1,867,483
0.40%, 09/20/40	JPY	210,350	1,542,918
0.40%, 06/20/41	JPY	125,000	907,812
0.50%, 09/20/36	JPY	151,750	1,173,904
0.50%, 03/20/38	JPY	120,000	917,252
0.50%, 12/20/38	JPY	275,000	2,087,733
0.50%, 12/20/40	JPY	310,300	2,312,228
0.50%, 03/20/41	JPY	339,300	2,519,252
0.50%, 09/20/41	JPY	150,000	1,109,751
0.50%, 12/20/41	JPY	79,200	584,313
0.60%, 12/20/36	JPY	260,850	2,042,982
0.60%, 06/20/37	JPY	346,300	2,704,115
0.60%, 09/20/37	JPY	77,000	600,099
0.60%, 12/20/37	JPY	135,000	1,050,020
0.70%, 03/20/37	JPY	192,300	1,523,804
0.70%, 09/20/38	JPY	300,000	2,354,945
0.80%, 06/20/23	JPY	100,000	778,301
0.80%, 03/20/42	JPY	305,100	2,375,442
1.00%, 12/20/35	JPY	592,250	4,903,844
1.20%, 12/20/34	JPY	360,350	3,054,929
1.20%, 03/20/35	JPY	121,000	1,026,274
1.20%, 09/20/35	JPY	511,900	4,343,034
1.30%, 06/20/35	JPY	273,050	2,342,980
1.40%, 09/20/34	JPY	417,350	3,614,922
1.50%, 03/20/34	JPY	262,000	2,289,227
1.50%, 06/20/34	JPY	759,500	6,638,887
1.60%, 06/20/30	JPY	29,550	253,928
1.60%, 03/20/32	JPY	80,400	702,434
1.60%, 03/20/33	JPY	97,000	852,090
1.60%, 12/20/33	JPY	252,500	2,225,619
1.70%, 12/20/31	JPY	95,000	834,529
1.70%, 03/20/32	JPY	56,000	493,758
1.70%, 06/20/32	JPY	68,150	601,227
1.70%, 09/20/32	JPY	115,050	1,017,183
1.70%, 12/20/32	JPY	103,000	911,964
1.70%, 06/20/33	JPY	490,050	4,350,919
1.70%, 09/20/33	JPY	150,000	1,332,495
1.80%, 09/20/31	JPY	206,750	1,827,143
1.80%, 12/20/31	JPY	110,000	974,298
1.90%, 12/20/28	JPY	118,000	1,017,632
1.90%, 09/20/30	JPY	75,000	660,318
1.90%, 06/20/31	JPY	80,000	710,220
2.00%, 03/20/27	JPY	185,000	1,564,535

Security		Par (000)	Value

Japan (continued)
2.00%, 06/20/30	JPY	34,200	$302,346
2.10%, 09/20/25	JPY	70,000	578,534
2.10%, 12/20/26	JPY	140,350	1,187,311
2.10%, 09/20/27	JPY	60,000	513,940
2.10%, 12/20/27	JPY	50,000	430,029
2.10%, 06/20/29	JPY	129,350	1,137,124
2.10%, 09/20/29	JPY	43,950	387,447
2.10%, 03/20/30	JPY	137,200	1,216,854
2.10%, 12/20/30	JPY	205,000	1,836,778
2.20%, 03/20/26	JPY	219,350	1,836,726
2.20%, 03/20/28	JPY	75,000	650,984
2.20%, 12/20/29	JPY	105,050	935,101
2.20%, 03/20/30	JPY	355,000	3,170,859
2.30%, 06/20/27	JPY	50,000	430,337
Japan Government Two Year Bond
0.00%, 04/01/23(c)	JPY	1,030,000	7,944,036
0.00%, 06/01/23(c)	JPY	637,950	4,920,584
0.00%, 10/01/23(c)	JPY	200,000	1,542,978
0.00%, 12/01/23(c)	JPY	300,000	2,314,791

			394,396,753

Kazakhstan — 0.0%
Kazakhstan Government International Bond
0.60%, 09/30/26(a)	EUR	200	187,819
1.50%, 09/30/34(a)	EUR	100	81,819
1.55%, 11/09/23(a)	EUR	100	104,552

			374,190

Latvia — 0.0%
Latvia Government International Bond
1.38%, 09/23/25(a)	EUR	100	105,392
1.88%, 02/19/49(a)	EUR	240	249,661

			355,053

Lithuania — 0.0%
Lithuania Government International Bond
0.75%, 05/06/30(a)	EUR	530	520,365
0.95%, 05/26/27(a)	EUR	220	225,414
2.13%, 10/22/35(a)	EUR	60	65,290
Republic of Lithuania, 1.63%, 06/19/49(a)	EUR	270	265,599

			1,076,668

Luxembourg — 0.1%
Luxembourg Government Bond
0.00%, 04/28/25(a)(c)	EUR	700	716,274
0.63%, 02/01/27(a)	EUR	401	410,902
2.13%, 07/10/23(a)	EUR	217	233,999
2.25%, 03/19/28(a)	EUR	190	210,445
State of the Grand-Duchy of Luxembourg, 0.00%, 03/24/31(a)(c)	EUR	940	868,857

			2,440,477

Malaysia — 0.6%
Malaysia Government Bond
3.48%, 03/15/23	MYR	2,200	509,656
3.48%, 06/14/24	MYR	5,180	1,190,561
3.58%, 07/15/32	MYR	5,000	1,077,087
3.76%, 05/22/40	MYR	7,800	1,540,865
3.80%, 08/17/23	MYR	2,500	582,830
3.84%, 04/15/33	MYR	3,000	637,914
3.90%, 11/30/26	MYR	1,900	436,291
3.90%, 11/16/27	MYR	7,400	1,678,756
3.91%, 07/15/26	MYR	3,700	849,559
3.96%, 09/15/25	MYR	7,260	1,678,097

S C H E D U L E O F I N V E S T M E N T S	105

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Malaysia (continued)
4.06%, 09/30/24	MYR	7,500	$1,743,907
4.07%, 06/15/50	MYR	1,700	335,392
4.23%, 06/30/31	MYR	9,110	2,037,514
4.25%, 05/31/35	MYR	800	172,641
4.50%, 04/15/30	MYR	850	194,195
4.64%, 11/07/33	MYR	2,660	605,773
4.74%, 03/15/46	MYR	2,170	476,119
4.76%, 04/07/37	MYR	3,495	796,051
4.89%, 06/08/38	MYR	4,240	969,897
4.92%, 07/06/48	MYR	4,790	1,073,792
4.94%, 09/30/43	MYR	450	102,176
Malaysia Government Investment Issue
3.42%, 09/30/27	MYR	4,790	1,066,409
3.99%, 10/15/25	MYR	150	34,690
4.13%, 07/09/29	MYR	5,350	1,201,590
4.37%, 10/31/28	MYR	7,080	1,630,718
4.47%, 09/15/39	MYR	2,930	631,866
4.58%, 08/30/33	MYR	1,600	364,771

			23,619,117

Mexico — 0.5%
Mexican Bonos
Series M, 5.75%, 03/05/26	MXN	69,000	3,018,837
Series M, 7.75%, 05/29/31	MXN	37,000	1,663,853
Series M, 7.75%, 11/23/34	MXN	6,000	263,222
Series M, 7.75%, 11/13/42	MXN	41,000	1,736,199
Series M, 8.00%, 12/07/23	MXN	8,000	387,041
Series M, 8.00%, 09/05/24	MXN	56,000	2,686,128
Series M, 8.00%, 11/07/47	MXN	12,000	517,429
Series M 20, 7.50%, 06/03/27	MXN	34,000	1,562,619
Series M 20, 8.50%, 05/31/29	MXN	45,000	2,140,281
Series M 20, 10.00%, 12/05/24	MXN	19,000	951,923
Series M 30, 8.50%, 11/18/38	MXN	27,500	1,273,303
Series M 30, 10.00%, 11/20/36	MXN	22,000	1,151,301
Mexico Government International Bond
1.13%, 01/17/30 (Call 10/17/29)	EUR	300	263,838
1.35%, 09/18/27 (Call 06/18/27)	EUR	300	293,686
1.38%, 01/15/25	EUR	250	259,312
1.75%, 04/17/28	EUR	500	483,204
2.13%, 10/25/51 (Call 04/25/51)	EUR	400	267,438
2.88%, 04/08/39	EUR	400	342,314
3.00%, 03/06/45	EUR	200	169,611
5.63%, 03/19/2114	GBP	100	119,718
6.75%, 02/06/24	GBP	100	132,661

			19,683,918

Netherlands — 1.3%
BNG Bank NV
0.00%, 08/31/28(a)(c)	EUR	400	386,605
0.05%, 07/11/23(a)	EUR	500	526,088
0.13%, 04/11/26(a)	EUR	500	507,204
0.13%, 07/09/35(a)	EUR	200	170,064
0.25%, 01/12/32(a)	EUR	800	741,284
0.25%, 11/22/36(a)	EUR	500	420,482
0.50%, 04/16/25(a)	EUR	400	415,946
0.88%, 10/24/36(a)	EUR	200	185,323
1.60%, 11/27/30(a)	AUD	310	179,272
Nederlandse Waterschapsbank NV, 3.00%, 11/16/23(a)	EUR	300	328,189
Nederlandse Waterschapsbank NV 0.00%, 02/16/37(a)(c)	EUR	500	401,862

Security		Par (000)	Value

Netherlands (continued)
0.25%, 12/15/25(a)	GBP	300	$352,681
0.38%, 09/28/46(a)	EUR	300	232,484
Netherlands Government Bond
0.00%, 01/15/24(c)(e)	EUR	500	525,988
0.00%, 01/15/29(c)	EUR	1,000	986,853
0.00%, 07/15/30(c)(e)	EUR	3,758	3,632,855
0.00%, 07/15/31(c)(e)	EUR	2,150	2,046,790
0.00%, 01/15/38(c)(e)	EUR	300	256,217
0.00%, 01/15/52(c)(e)	EUR	1,530	1,114,066
0.25%, 07/15/25(e)	EUR	1,000	1,045,002
0.25%, 07/15/29(e)	EUR	1,002	1,002,166
0.50%, 07/15/26(e)	EUR	3,962	4,145,596
0.50%, 01/15/40(e)	EUR	1,460	1,341,415
0.75%, 07/15/27(e)	EUR	5,328	5,599,472
0.75%, 07/15/28(e)	EUR	1,922	2,007,805
1.75%, 07/15/23(e)	EUR	1,545	1,667,777
2.00%, 07/15/24(e)	EUR	4,071	4,449,624
2.50%, 01/15/33(e)	EUR	1,727	2,053,541
2.75%, 01/15/47(e)	EUR	2,217	3,094,733
3.75%, 01/15/42(e)	EUR	2,602	3,896,170
4.00%, 01/15/37(e)	EUR	2,220	3,174,614

			46,888,168

New Zealand — 0.3%
Housing New Zealand Ltd., 3.42%, 10/18/28	NZD	500	305,921
New Zealand Government Bond
0.50%, 05/15/24	NZD	2,100	1,281,152
1.50%, 05/15/31	NZD	1,430	772,568
1.75%, 05/15/41	NZD	1,180	552,471
2.75%, 04/15/25(a)	NZD	2,630	1,664,207
2.75%, 04/15/37(a)	NZD	2,530	1,449,075
2.75%, 05/15/51	NZD	500	261,055
3.00%, 04/20/29	NZD	2,790	1,734,344
3.50%, 04/14/33(a)	NZD	430	273,424
4.50%, 04/15/27(a)	NZD	1,640	1,103,591
5.50%, 04/15/23(a)	NZD	1,220	806,882
New Zealand Local Government Funding Agency Bond
1.50%, 04/15/26(a)	NZD	200	116,550
3.50%, 04/14/33	NZD	200	118,271

			10,439,511

Norway — 0.2%
Kommunalbanken AS
0.05%, 10/24/29(a)	EUR	300	281,599
0.60%, 06/01/26	AUD	286	178,433
1.50%, 12/15/23(a)	GBP	200	249,674
4.25%, 07/16/25	AUD	150	108,416
Norway Government Bond
1.25%, 09/17/31(e)	NOK	6,470	604,125
1.38%, 08/19/30(e)	NOK	9,130	874,789
1.50%, 02/19/26(e)	NOK	7,670	785,485
1.75%, 03/13/25(e)	NOK	5,300	553,306
1.75%, 02/17/27(e)	NOK	5,794	593,129
1.75%, 09/06/29(e)	NOK	3,117	310,874
2.00%, 05/24/23(e)	NOK	7,533	805,187
2.00%, 04/26/28(e)	NOK	6,000	615,606
2.13%, 05/18/32(e)	NOK	3,860	388,459
3.00%, 03/14/24(e)	NOK	12,287	1,327,442

			7,676,524

106	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Peru — 0.1%
Peru Government Bond
5.35%, 08/12/40	PEN	3,760	$716,708
5.40%, 08/12/34	PEN	1,930	400,042
6.15%, 08/12/32	PEN	2,970	678,909
6.35%, 08/12/28	PEN	3,820	934,011
Peruvian Government International Bond
1.95%, 11/17/36 (Call 08/17/36)	EUR	200	167,923
2.75%, 01/30/26	EUR	100	106,991
3.75%, 03/01/30	EUR	200	222,362

			3,226,946

Philippines — 0.0%
Philippine Government International Bond
0.70%, 02/03/29	EUR	100	93,732
0.88%, 05/17/27	EUR	200	197,803
1.20%, 04/28/33	EUR	100	89,143
1.75%, 04/28/41	EUR	100	82,023

			462,701

Poland — 0.3%
Bank Gospodarstwa Krajowego
1.38%, 06/01/25(a)	EUR	200	209,703
1.63%, 04/30/28(a)	EUR	100	102,170
Republic of Poland Government Bond
0.25%, 10/25/26	PLN	8,910	1,515,122
1.25%, 10/25/30	PLN	2,100	321,382
2.25%, 10/25/24	PLN	5,000	1,015,896
2.50%, 04/25/24	PLN	4,420	927,352
2.50%, 07/25/26	PLN	10,390	1,977,171
2.50%, 07/25/27	PLN	5,088	940,970
2.75%, 04/25/28	PLN	3,920	719,929
2.75%, 10/25/29	PLN	8,780	1,560,649
4.00%, 04/25/47	PLN	2,250	348,557
Republic of Poland Government International Bond
0.88%, 05/10/27(a)	EUR	200	202,000
1.00%, 10/25/28(a)	EUR	200	200,122
1.00%, 03/07/29(a)	EUR	800	794,690
1.50%, 09/09/25(a)	EUR	100	104,991
1.50%, 01/19/26(a)	EUR	250	262,400
2.00%, 03/08/49(a)	EUR	50	47,587
3.00%, 01/15/24(a)	EUR	200	217,697
5.25%, 01/20/25	EUR	937	1,087,713

			12,556,101

Portugal — 0.6%
Portugal Obrigacoes do Tesouro OT
0.30%, 10/17/31(e)	EUR	1,000	910,770
0.48%, 10/18/30(e)	EUR	830	788,459
0.70%, 10/15/27(e)	EUR	1,891	1,932,710
0.90%, 10/12/35(e)	EUR	890	801,366
1.00%, 04/12/52(e)	EUR	770	549,058
1.95%, 06/15/29(e)	EUR	1,808	1,957,800
2.13%, 10/17/28(e)	EUR	1,240	1,366,573
2.25%, 04/18/34(e)	EUR	990	1,067,670
2.88%, 10/15/25(e)	EUR	1,332	1,500,691
2.88%, 07/21/26(e)	EUR	1,378	1,560,620
3.88%, 02/15/30(e)	EUR	967	1,191,588
4.10%, 04/15/37(e)	EUR	1,313	1,718,929
4.10%, 02/15/45(e)	EUR	762	1,051,593
4.13%, 04/14/27(e)	EUR	1,414	1,701,149
4.95%, 10/25/23(e)	EUR	1,800	2,035,252

Security		Par (000)	Value

Portugal (continued)
5.65%, 02/15/24(e)	EUR	1,320	$1,522,834

			21,657,062

Romania — 0.2%
Romania Government Bond
1.75%, 07/13/30(a)	EUR	400	333,305
4.15%, 01/26/28	RON	5,180	963,241
4.15%, 10/24/30	RON	3,000	520,489
4.50%, 06/17/24	RON	4,000	821,981
4.75%, 10/11/34	RON	2,120	358,509
4.85%, 04/22/26	RON	5,640	1,126,028
Romanian Government International Bond
2.00%, 12/08/26(a)	EUR	200	202,177
2.00%, 01/28/32(a)	EUR	250	200,828
2.00%, 04/14/33(a)	EUR	325	249,742
2.12%, 07/16/31(a)	EUR	250	208,738
2.38%, 04/19/27(a)	EUR	250	249,884
2.75%, 10/29/25(a)	EUR	235	250,628
2.75%, 04/14/41(a)	EUR	200	141,937
2.88%, 05/26/28(a)	EUR	150	148,890
2.88%, 03/11/29(a)	EUR	397	389,431
3.38%, 02/08/38(a)	EUR	350	284,446
3.38%, 01/28/50(a)	EUR	310	220,866
3.50%, 04/03/34(a)	EUR	200	174,592
3.62%, 05/26/30(a)	EUR	200	192,566
3.63%, 04/24/24(a)	EUR	75	81,667
4.63%, 04/03/49(a)	EUR	375	329,631

			7,449,576

Saudi Arabia — 0.0%
Saudi Government International Bond
0.63%, 03/03/30(a)	EUR	100	93,004
2.00%, 07/09/39(a)	EUR	350	318,578

			411,582

Singapore — 0.4%
Singapore Government Bond
0.50%, 11/01/25	SGD	1,040	709,098
1.25%, 11/01/26	SGD	1,000	689,425
1.88%, 03/01/50	SGD	810	499,254
1.88%, 10/01/51	SGD	500	305,474
2.00%, 02/01/24	SGD	1,000	722,947
2.13%, 06/01/26	SGD	2,530	1,816,507
2.25%, 08/01/36	SGD	1,970	1,351,842
2.38%, 06/01/25	SGD	150	109,128
2.38%, 07/01/39	SGD	1,100	753,881
2.63%, 05/01/28	SGD	680	496,497
2.75%, 07/01/23	SGD	839	613,111
2.75%, 04/01/42	SGD	430	310,273
2.75%, 03/01/46	SGD	1,010	733,785
2.88%, 07/01/29	SGD	1,370	1,015,263
2.88%, 09/01/30	SGD	1,650	1,224,659
3.00%, 09/01/24	SGD	1,315	969,769
3.38%, 09/01/33	SGD	530	411,326
3.50%, 03/01/27	SGD	1,230	934,016

			13,666,255

Slovakia — 0.2%
Slovakia Government Bond
0.13%, 06/17/27	EUR	1,430	1,437,525
1.00%, 05/14/32(a)	EUR	1,580	1,555,028
1.38%, 01/21/27(a)	EUR	627	672,388
1.63%, 01/21/31(a)	EUR	168	177,210

S C H E D U L E O F I N V E S T M E N T S	107

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Slovakia (continued)
1.88%, 03/09/37(a)	EUR	925	$931,497
2.00%, 10/17/47(a)	EUR	350	349,922
4.35%, 10/14/25(a)	EUR	1,150	1,363,070

			6,486,640

Slovenia — 0.1%
Slovenia Government Bond
0.49%, 10/20/50(a)	EUR	240	162,035
0.88%, 07/15/30(a)	EUR	900	884,664
1.19%, 03/14/29(a)	EUR	1,240	1,277,319
1.25%, 03/22/27(a)	EUR	434	462,953
1.75%, 11/03/40(a)	EUR	123	121,002
2.25%, 03/03/32(a)	EUR	1,100	1,193,530
3.13%, 08/07/45(a)	EUR	250	310,047

			4,411,550

South Korea — 2.3%
Export-Import Bank of Korea
0.63%, 07/11/23(a)	EUR	200	211,456
0.83%, 04/27/25(a)	EUR	536	557,243
Korea Housing Finance Corp.
0.00%, 06/29/26(a)(c)	EUR	400	396,598
0.10%, 06/18/24(a)	EUR	300	309,719
Korea Treasury Bond
0.88%, 12/10/23	KRW	1,989,470	1,541,598
1.00%, 06/10/23	KRW	3,000,000	2,357,342
1.13%, 06/10/24	KRW	4,000,000	3,074,564
1.13%, 09/10/25	KRW	2,799,720	2,090,862
1.13%, 09/10/39	KRW	2,004,990	1,146,045
1.25%, 03/10/26	KRW	1,862,790	1,382,426
1.38%, 09/10/24	KRW	5,048,280	3,879,166
1.38%, 12/10/29	KRW	1,326,710	925,463
1.38%, 06/10/30	KRW	5,410,230	3,739,168
1.50%, 03/10/25	KRW	3,483,470	2,658,984
1.50%, 12/10/26	KRW	1,750,000	1,292,842
1.50%, 12/10/30	KRW	2,587,710	1,793,474
1.50%, 09/10/36	KRW	1,467,540	936,273
1.50%, 09/10/40	KRW	2,095,520	1,268,429
1.50%, 03/10/50	KRW	6,228,160	3,442,364
1.63%, 06/10/22	KRW	2,000,000	1,593,047
1.63%, 09/10/70	KRW	900,000	443,472
1.75%, 09/10/26	KRW	1,000,000	750,562
1.88%, 03/10/24	KRW	1,400,000	1,097,252
1.88%, 06/10/26	KRW	1,732,660	1,311,701
1.88%, 06/10/29	KRW	2,416,350	1,762,275
1.88%, 03/10/51	KRW	6,016,310	3,641,500
2.00%, 09/10/22	KRW	1,250,000	995,798
2.00%, 06/10/31	KRW	4,516,410	3,248,043
2.00%, 03/10/46	KRW	1,715,380	1,101,050
2.00%, 03/10/49	KRW	3,125,680	1,969,770
2.00%, 09/10/68	KRW	454,650	262,726
2.13%, 06/10/27	KRW	1,260,640	953,894
2.13%, 03/10/47	KRW	2,522,020	1,649,300
2.25%, 09/10/23	KRW	1,800,000	1,429,094
2.25%, 06/10/25	KRW	1,996,790	1,553,706
2.25%, 12/10/25	KRW	3,332,750	2,578,175
2.25%, 09/10/37	KRW	1,131,500	795,523
2.38%, 03/10/23	KRW	2,600,000	2,078,087
2.38%, 03/10/27	KRW	3,190,460	2,450,570
2.38%, 12/10/27	KRW	2,300,000	1,755,653
2.38%, 12/10/28	KRW	1,000,000	757,300

Security		Par (000)	Value

South Korea (continued)
2.38%, 09/10/38	KRW	760,000	$539,773
2.50%, 03/10/52	KRW	785,520	545,527
2.63%, 06/10/28	KRW	3,395,750	2,619,902
2.63%, 09/10/35	KRW	1,628,800	1,210,380
2.63%, 03/10/48	KRW	2,522,850	1,820,729
2.75%, 12/10/44	KRW	1,752,210	1,300,551
3.00%, 03/10/23	KRW	750,000	602,470
3.00%, 09/10/24	KRW	1,520,000	1,211,579
3.00%, 12/10/42	KRW	2,280,000	1,762,846
3.38%, 09/10/23	KRW	1,200,000	965,412
3.38%, 06/10/32	KRW	1,616,760	1,296,793
3.75%, 12/10/33	KRW	1,771,260	1,478,800
4.00%, 12/10/31	KRW	1,750,000	1,479,426
4.75%, 12/10/30	KRW	160,000	141,940
5.25%, 03/10/27	KRW	100,000	86,989
5.50%, 12/10/29	KRW	150,000	138,066

			84,383,697

Spain — 3.7%
Adif - Alta Velocidad
1.88%, 09/22/22(a)	EUR	100	106,347
1.88%, 01/28/25(a)	EUR	300	324,764
Autonomous Community of Andalusia Spain
0.50%, 04/30/31(a)	EUR	100	92,394
1.88%, 10/31/28(a)	EUR	200	213,682
Autonomous Community of Madrid Spain
0.42%, 04/30/31(a)	EUR	100	92,262
0.83%, 07/30/27(a)	EUR	500	511,245
1.00%, 09/30/24(a)	EUR	250	265,062
1.19%, 05/08/22(a)	EUR	170	179,381
1.57%, 04/30/29(a)	EUR	200	210,072
1.77%, 04/30/28(a)	EUR	150	160,477
1.83%, 04/30/25(a)	EUR	250	269,703
4.30%, 09/15/26	EUR	200	237,598
Basque Government
0.45%, 04/30/32(a)	EUR	100	90,897
1.45%, 04/30/28(a)	EUR	200	210,688
Bonos Y Obligation Del Estado, 0.00%, 01/31/28(c)	EUR	2,280	2,219,166
Fondo De Titulizacion Del Deficit Del Sistema Electrico FTA, 0.50%, 03/17/23(a)	EUR	400	423,740
Spain Government Bond
0.00%, 05/31/24(c)	EUR	300	312,773
0.00%, 01/31/25(c)	EUR	2,380	2,455,620
0.00%, 01/31/26(c)	EUR	5,335	5,400,782
0.00%, 01/31/27(c)	EUR	612	606,937
0.10%, 04/30/31(e)	EUR	3,660	3,315,272
0.25%, 07/30/24(e)	EUR	3,505	3,669,018
0.35%, 07/30/23	EUR	1,968	2,083,533
0.50%, 04/30/30(e)	EUR	3,354	3,242,430
0.50%, 10/31/31(e)	EUR	2,320	2,159,562
0.60%, 10/31/29(e)	EUR	2,337	2,301,764
0.70%, 04/30/32	EUR	3,620	3,381,539
0.80%, 07/30/27(e)	EUR	2,554	2,620,006
0.85%, 07/30/37(e)	EUR	1,530	1,316,326
1.00%, 07/30/42(e)	EUR	1,000	831,290
1.00%, 10/31/50(e)	EUR	2,100	1,548,074
1.20%, 10/31/40(e)	EUR	2,640	2,306,705
1.25%, 10/31/30(e)	EUR	3,700	3,756,824
1.30%, 10/31/26(e)	EUR	2,510	2,661,959
1.40%, 04/30/28(e)	EUR	2,779	2,931,120
1.40%, 07/30/28(e)	EUR	2,999	3,157,848

108	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Spain (continued)
1.45%, 10/31/27(e)	EUR	2,522	$2,673,409
1.45%, 04/30/29(e)	EUR	3,880	4,074,992
1.45%, 10/31/71(e)	EUR	450	299,890
1.50%, 04/30/27(e)	EUR	4,315	4,594,946
1.60%, 04/30/25(e)	EUR	6,900	7,439,662
1.85%, 07/30/35(e)	EUR	2,633	2,683,215
1.90%, 10/31/52(e)	EUR	1,400	1,256,247
1.95%, 04/30/26(e)	EUR	4,638	5,047,963
1.95%, 07/30/30(e)	EUR	2,027	2,180,617
2.15%, 10/31/25(e)	EUR	2,474	2,714,788
2.35%, 07/30/33(e)	EUR	2,326	2,537,612
2.70%, 10/31/48(e)	EUR	1,898	2,102,450
2.75%, 10/31/24(e)	EUR	3,257	3,611,517
2.90%, 10/31/46(e)	EUR	2,468	2,842,994
3.45%, 07/30/66(e)	EUR	1,758	2,134,740
3.80%, 04/30/24(e)	EUR	1,285	1,445,190
4.20%, 01/31/37(e)	EUR	2,620	3,479,368
4.40%, 10/31/23(e)	EUR	3,050	3,420,114
4.65%, 07/30/25(e)	EUR	2,978	3,511,162
4.70%, 07/30/41(e)	EUR	2,194	3,188,423
4.80%, 01/31/24(e)	EUR	898	1,021,134
4.90%, 07/30/40(e)	EUR	2,152	3,177,855
5.15%, 10/31/28(e)	EUR	2,101	2,722,954
5.15%, 10/31/44(e)	EUR	1,650	2,598,574
5.75%, 07/30/32	EUR	2,862	4,104,362
6.00%, 01/31/29	EUR	3,123	4,265,202

			134,796,240

Supranational — 2.4%
African Development Bank
0.13%, 10/07/26	EUR	150	150,479
0.25%, 11/21/24	EUR	300	310,396
0.50%, 03/21/29	EUR	300	295,891
Asian Development Bank
0.13%, 12/15/26	GBP	500	573,473
0.20%, 05/25/23	EUR	200	211,074
0.35%, 07/16/25	EUR	300	308,668
1.38%, 12/15/23(a)	GBP	500	623,526
1.50%, 05/04/28	CAD	200	141,301
Council of Europe Development Bank
0.00%, 04/09/27(a)(c)	EUR	400	396,606
0.13%, 04/10/24(a)	EUR	320	333,206
0.75%, 06/09/25(a)	EUR	50	52,217
EUROFIMA
0.15%, 10/10/34(a)	EUR	480	409,532
0.25%, 04/25/23(a)	EUR	250	263,759
0.25%, 02/09/24(a)	EUR	100	104,466
European Financial Stability Facility
0.00%, 04/24/23(a)(c)	EUR	300	316,507
0.00%, 07/17/23(a)(c)	EUR	1,380	1,452,527
0.00%, 04/19/24(a)(c)	EUR	900	938,261
0.00%, 10/15/25(a)(c)	EUR	1,900	1,938,721
0.00%, 01/20/31(a)(c)	EUR	1,150	1,067,719
0.05%, 10/17/29(a)	EUR	570	544,268
0.05%, 01/18/52(a)	EUR	280	180,354
0.13%, 10/17/23(a)	EUR	650	683,270
0.20%, 01/17/24(a)	EUR	300	314,729
0.38%, 10/11/24(a)	EUR	350	365,670
0.40%, 02/17/25(a)	EUR	925	963,153
0.63%, 10/16/26(a)	EUR	900	929,479
0.70%, 01/20/50(a)	EUR	610	496,527

Security		Par (000)	Value

Supranational (continued)
0.75%, 05/03/27(a)	EUR	540	$558,223
0.88%, 04/10/35(a)	EUR	1,270	1,202,928
0.95%, 02/14/28(a)	EUR	1,030	1,068,159
1.20%, 02/17/45(a)	EUR	450	423,324
1.25%, 05/24/33(a)	EUR	1,210	1,222,941
1.38%, 05/31/47(a)	EUR	720	701,252
1.45%, 09/05/40(a)	EUR	450	446,814
1.70%, 02/13/43(a)	EUR	910	945,585
1.75%, 06/27/24(a)	EUR	100	107,869
1.75%, 07/17/53(a)	EUR	380	401,382
1.80%, 07/10/48(a)	EUR	200	213,699
2.00%, 02/28/56(a)	EUR	250	280,643
2.13%, 02/19/24(a)	EUR	50	54,222
2.35%, 07/29/44(a)	EUR	200	232,870
2.75%, 12/03/29(a)	EUR	180	208,390
3.38%, 04/03/37(a)	EUR	280	355,509
European Investment Bank
0.00%, 05/23/23(c)	EUR	1,000	1,054,011
0.00%, 10/16/23(c)	EUR	1,150	1,206,666
0.00%, 03/15/24(c)	EUR	250	260,610
0.00%, 03/25/25(c)	EUR	350	359,677
0.00%, 03/13/26(a)(c)	EUR	1,460	1,480,605
0.00%, 12/22/26(a)(c)	EUR	500	501,486
0.00%, 06/17/27(c)	EUR	750	746,343
0.00%, 03/28/28(a)(c)	EUR	461	452,542
0.00%, 09/09/30(a)(c)	EUR	1,010	945,887
0.00%, 01/14/31(a)(c)	EUR	500	465,676
0.00%, 11/15/35(a)(c)	EUR	500	416,800
0.00%, 05/15/41(a)(c)	EUR	340	258,108
0.05%, 05/24/24(a)	EUR	1,000	1,040,571
0.05%, 01/16/30	EUR	800	762,003
0.05%, 10/13/34(a)	EUR	500	428,347
0.05%, 01/27/51(a)	EUR	200	132,369
0.10%, 10/15/26	EUR	100	100,989
0.13%, 04/15/25	EUR	150	154,685
0.13%, 12/14/26(a)	GBP	200	229,608
0.13%, 06/20/29(a)	EUR	50	48,414
0.20%, 07/15/24(a)	EUR	700	729,677
0.25%, 10/14/24(a)	EUR	630	656,451
0.25%, 09/14/29	EUR	200	194,621
0.25%, 06/15/40(a)	EUR	350	281,525
0.38%, 04/14/26(a)	EUR	500	513,856
0.38%, 05/15/26(a)	EUR	510	523,498
0.50%, 01/15/27	EUR	1,691	1,733,365
0.50%, 11/13/37	EUR	375	328,124
0.63%, 01/22/29(a)	EUR	610	615,578
0.75%, 11/15/24(a)	GBP	790	962,720
0.88%, 12/15/23(a)	GBP	500	618,640
0.88%, 09/13/24(a)	EUR	500	528,646
0.88%, 01/14/28(a)	EUR	400	414,726
1.00%, 09/21/26(a)	GBP	240	288,606
1.00%, 03/14/31(a)	EUR	520	527,108
1.00%, 04/14/32(a)	EUR	690	690,690
1.00%, 11/14/42(a)	EUR	1,310	1,208,684
1.13%, 11/15/32	EUR	450	452,434
1.13%, 04/13/33(a)	EUR	600	599,904
1.13%, 09/15/36(a)	EUR	350	337,586
1.25%, 05/12/25(a)	SEK	1,000	99,449
1.50%, 11/15/47	EUR	50	50,423
1.50%, 10/16/48	EUR	430	434,926

S C H E D U L E O F I N V E S T M E N T S	109

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Supranational (continued)
1.75%, 09/15/45(a)	EUR	300	$316,045
1.90%, 01/22/25(a)	CAD	500	378,578
2.13%, 01/15/24	EUR	1,140	1,235,091
2.25%, 10/14/22(a)	EUR	300	320,235
2.70%, 01/12/23(a)	AUD	500	354,854
3.30%, 02/03/28	AUD	750	517,221
3.50%, 04/15/27(a)	EUR	50	58,670
3.88%, 06/08/37(a)	GBP	570	853,538
4.00%, 04/15/30	EUR	300	379,263
4.00%, 10/15/37	EUR	200	273,783
4.50%, 06/07/29(a)	GBP	240	348,484
5.00%, 04/15/39	GBP	40	68,946
5.63%, 06/07/32	GBP	100	164,156
European Stability Mechanism
0.00%, 10/18/22(a)(c)	EUR	350	369,842
0.00%, 02/10/23(a)(c)	EUR	200	211,121
0.00%, 03/14/25(a)(c)	EUR	520	534,300
0.00%, 03/04/30(a)(c)	EUR	100	94,324
0.00%, 10/15/31(a)(c)	EUR	420	384,384
0.10%, 07/31/23(a)	EUR	390	410,665
0.13%, 04/22/24(a)	EUR	400	417,710
0.50%, 03/02/26(a)	EUR	1,100	1,135,948
0.50%, 03/05/29(a)	EUR	660	656,371
0.75%, 03/15/27(a)	EUR	750	774,684
0.75%, 09/05/28(a)	EUR	900	916,471
0.88%, 07/18/42(a)	EUR	80	70,732
1.00%, 09/23/25(a)	EUR	500	527,317
1.13%, 05/03/32(a)	EUR	150	151,272
1.20%, 05/23/33(a)	EUR	600	601,714
1.63%, 11/17/36(a)	EUR	100	103,031
1.75%, 10/20/45(a)	EUR	310	327,829
1.80%, 11/02/46(a)	EUR	660	703,320
1.85%, 12/01/55(a)	EUR	400	439,336
European Union
0.00%, 11/04/25(a)(c)	EUR	358	366,221
0.00%, 07/04/29(a)(c)	EUR	800	768,232
0.00%, 10/04/30(a)(c)	EUR	1,500	1,407,457
0.00%, 07/04/31(a)(c)	EUR	2,430	2,243,857
0.00%, 07/04/35(a)(c)	EUR	1,645	1,387,152
0.10%, 10/04/40(a)	EUR	800	624,463
0.20%, 06/04/36(a)	EUR	1,710	1,459,642
0.25%, 04/22/36(a)	EUR	500	429,755
0.30%, 11/04/50(a)	EUR	1,612	1,167,227
0.45%, 05/02/46(a)	EUR	1,100	874,999
0.50%, 04/04/25(a)	EUR	1,480	1,545,651
0.63%, 11/04/23(a)	EUR	400	423,875
0.70%, 07/06/51(a)	EUR	1,060	865,233
0.75%, 04/04/31(a)	EUR	180	178,477
0.75%, 01/04/47(a)	EUR	630	537,856
1.00%, 07/06/32(a)	EUR	1,000	1,004,851
1.13%, 04/04/36(a)	EUR	100	97,359
1.13%, 06/04/37(a)	EUR	300	291,720
1.25%, 04/04/33(a)	EUR	760	771,616
1.50%, 10/04/35(a)	EUR	60	61,456
1.88%, 04/04/24(a)	EUR	270	292,012
2.50%, 11/04/27(a)	EUR	250	282,431
2.88%, 04/04/28	EUR	500	577,928
3.38%, 04/04/32(a)	EUR	150	184,723
3.75%, 04/04/42(a)	EUR	280	389,626

Security		Par (000)	Value

Supranational (continued)
Inter-American Development Bank
0.88%, 08/27/27	CAD	200	$138,218
1.00%, 08/04/28	AUD	200	118,665
1.25%, 12/15/25	GBP	200	244,353
1.38%, 12/15/24	GBP	100	123,566
1.70%, 10/10/24	CAD	200	151,166
1.95%, 04/23/24	AUD	500	345,570
2.50%, 04/14/27(a)	AUD	100	66,732
International Bank for Reconstruction & Development
0.00%, 02/21/30(c)	EUR	500	468,677
0.13%, 01/03/51	EUR	200	132,818
0.20%, 01/21/61	EUR	230	140,840
0.25%, 05/21/29	EUR	500	485,098
0.25%, 01/10/50	EUR	120	85,862
0.50%, 07/24/23	GBP	600	742,784
0.50%, 05/18/26	AUD	100	62,378
0.63%, 12/15/23	GBP	200	246,327
0.63%, 11/22/27	EUR	200	203,042
0.63%, 01/12/33(a)	EUR	60	56,579
0.88%, 12/13/24	GBP	300	366,012
1.00%, 12/21/29	GBP	400	462,842
1.25%, 09/07/23	GBP	200	249,471
1.25%, 12/13/28	GBP	500	595,359
1.80%, 07/26/24	CAD	500	380,255
1.90%, 01/16/25	CAD	940	711,536
2.60%, 09/20/22	AUD	350	248,549
2.90%, 11/26/25	AUD	510	353,087
International Development Association
0.35%, 04/22/36(a)	EUR	200	171,484
0.75%, 09/21/28(a)	GBP	300	346,573
International Finance Corp.
2.80%, 08/15/22	AUD	250	177,526
3.15%, 06/26/29(a)	AUD	580	390,506
Nordic Investment Bank
0.00%, 04/30/27(a)(c)	EUR	300	297,208
0.38%, 09/19/22(a)	EUR	300	317,368

			87,839,728

Sweden — 0.4%
Kommuninvest I Sverige AB
0.75%, 02/22/23(a)	SEK	2,000	203,602
1.00%, 11/13/23(a)	SEK	5,000	505,991
1.00%, 05/12/25(a)	SEK	13,000	1,284,914
1.00%, 11/12/26(a)	SEK	5,000	480,337
Svensk Exportkredit AB
0.13%, 12/15/25(a)	GBP	200	234,132
1.38%, 12/15/23(a)	GBP	200	249,048
Sweden Government Bond
0.13%, 05/12/31(e)	SEK	18,030	1,596,424
0.50%, 11/24/45	SEK	2,760	207,436
0.75%, 05/12/28	SEK	23,400	2,260,609
0.75%, 11/12/29(e)	SEK	8,290	789,021
1.00%, 11/12/26(a)	SEK	25,235	2,504,958
1.50%, 11/13/23(e)	SEK	14,500	1,484,399
2.25%, 06/01/32(a)	SEK	3,450	368,816
2.50%, 05/12/25	SEK	13,000	1,363,978
3.50%, 06/01/22	SEK	5,345	545,798
3.50%, 03/30/39	SEK	6,380	809,071

110	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Sweden (continued)
Sweden Government International Bond, 0.13%, 04/24/23(a)	EUR	400	$422,237

			15,310,771

Switzerland — 0.4%
Canton of Zurich, 0.00%, 11/10/33(a)(c)	CHF	300	264,528
Swiss Confederation Government Bond
0.00%, 06/22/29(a)(c)	CHF	5,742	5,645,075
0.00%, 06/26/34(a)(c)	CHF	4,080	3,734,306
0.00%, 07/24/39(a)(c)	CHF	3,890	3,365,535

			13,009,444

Thailand — 0.5%
Thailand Government Bond
1.60%, 12/17/29	THB	33,180	899,968
1.60%, 06/17/35	THB	31,330	755,387
2.00%, 12/17/31	THB	39,780	1,092,423
2.00%, 06/17/42	THB	35,790	769,877
2.13%, 12/17/26	THB	36,520	1,062,759
2.40%, 12/17/23	THB	34,620	1,031,191
2.75%, 06/17/52	THB	26,420	596,861
2.88%, 12/17/28	THB	92,885	2,762,142
2.88%, 06/17/46	THB	37,325	902,557
3.30%, 06/17/38	THB	47,004	1,323,921
3.40%, 06/17/36	THB	24,175	699,317
3.58%, 12/17/27	THB	14,000	435,324
3.60%, 06/17/67	THB	38,050	981,490
3.63%, 06/16/23	THB	59,500	1,792,522
3.65%, 06/20/31	THB	31,080	969,850
3.80%, 06/14/41	THB	2,000	58,875
3.85%, 12/12/25	THB	29,633	920,994
4.00%, 06/17/66	THB	9,000	254,370
4.26%, 12/12/37(a)	THB	35,800	1,148,568
4.68%, 06/29/44	THB	17,120	549,844
4.85%, 06/17/61	THB	4,500	149,738

			19,157,978

United Kingdom — 6.8%
LCR Finance PLC
4.50%, 12/07/28(a)	GBP	150	216,227
4.50%, 12/07/38(a)	GBP	200	324,058
Transport for London
2.13%, 04/24/25(a)	GBP	150	184,990
2.25%, 08/09/22(a)	GBP	100	125,849
3.88%, 07/23/42(a)	GBP	350	457,707
United Kingdom Gilt
0.13%, 01/31/24(a)	GBP	2,490	3,050,458
0.13%, 01/30/26(a)	GBP	3,880	4,613,397
0.13%, 01/31/28(a)	GBP	5,219	5,998,969
0.25%, 01/31/25(a)	GBP	3,000	3,626,437
0.25%, 07/31/31(a)	GBP	7,340	7,952,759
0.38%, 10/22/26(a)	GBP	2,960	3,507,775
0.38%, 10/22/30(a)	GBP	5,797	6,476,594
0.50%, 01/31/29(a)	GBP	2,000	2,310,691
0.50%, 10/22/61(a)	GBP	2,790	2,171,349
0.63%, 06/07/25(a)	GBP	8,941	10,909,063
0.63%, 07/31/35(a)	GBP	3,020	3,161,267
0.63%, 10/22/50(a)	GBP	3,879	3,421,379
0.75%, 07/22/23(a)	GBP	4,786	5,965,318
0.88%, 10/22/29(a)	GBP	5,900	6,956,979
0.88%, 07/31/33(a)	GBP	3,000	3,354,639
0.88%, 01/31/46(a)	GBP	1,986	1,931,322

Security		Par/ Shares (000)	Value

United Kingdom (continued)
1.00%, 04/22/24(a)	GBP	5,782	$7,188,784
1.00%, 01/31/32(a)	GBP	1,730	1,996,137
1.13%, 01/31/39(a)	GBP	1,070	1,159,016
1.13%, 10/22/73(a)	GBP	570	565,406
1.25%, 07/22/27(a)	GBP	8,230	10,134,079
1.25%, 10/22/41(a)	GBP	6,960	7,552,938
1.25%, 07/31/51(a)	GBP	4,420	4,599,910
1.50%, 07/22/26(a)	GBP	6,600	8,251,867
1.50%, 07/22/47(a)	GBP	3,842	4,294,290
1.50%, 07/31/53(a)	GBP	1,230	1,373,701
1.63%, 10/22/28(a)	GBP	5,600	7,011,513
1.63%, 10/22/54(a)	GBP	2,850	3,277,683
1.63%, 10/22/71(a)	GBP	2,770	3,289,963
1.75%, 09/07/37(a)	GBP	5,637	6,764,740
1.75%, 01/22/49(a)	GBP	3,655	4,314,661
1.75%, 07/22/57(a)	GBP	3,467	4,145,046
2.00%, 09/07/25(a)	GBP	4,145	5,276,971
2.25%, 09/07/23(a)	GBP	2,838	3,601,369
2.50%, 07/22/65(a)	GBP	2,310	3,456,692
2.75%, 09/07/24(a)	GBP	2,476	3,193,805
3.25%, 01/22/44(a)	GBP	3,193	4,811,021
3.50%, 01/22/45(a)	GBP	3,553	5,586,260
3.50%, 07/22/68(a)	GBP	2,344	4,447,693
3.75%, 07/22/52(a)	GBP	2,588	4,523,354
4.00%, 01/22/60(a)	GBP	2,750	5,401,586
4.25%, 12/07/27(a)	GBP	2,214	3,157,440
4.25%, 06/07/32(a)	GBP	2,540	3,879,053
4.25%, 03/07/36(a)	GBP	3,328	5,286,191
4.25%, 09/07/39(a)	GBP	2,276	3,762,043
4.25%, 12/07/40(a)	GBP	3,155	5,276,133
4.25%, 12/07/46(a)	GBP	2,732	4,854,328
4.25%, 12/07/49(a)	GBP	2,501	4,592,536
4.25%, 12/07/55(a)	GBP	2,527	4,951,777
4.50%, 09/07/34(a)	GBP	3,478	5,557,733
4.50%, 12/07/42(a)	GBP	2,505	4,411,768
4.75%, 12/07/30(a)	GBP	1,795	2,788,699
4.75%, 12/07/38(a)	GBP	2,042	3,534,797
5.00%, 03/07/25(a)	GBP	2,004	2,749,830
6.00%, 12/07/28(a)	GBP	518	823,976

			248,562,016

Total Foreign Government Obligations — 79.1% (Cost: $3,272,372,774)			2,900,102,895

Short-Term Investments

Money Market Funds — 0.9%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.34%(f)(g)		31,390	31,390,000

Total Short-Term Investments — 0.9% (Cost: $31,390,000)			31,390,000

Total Investments in Securities — 98.9% (Cost: $4,099,570,331)			3,625,952,568

Other Assets, Less Liabilities — 1.1%			40,729,867

Net Assets — 100.0%			$3,666,682,435

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

S C H E D U L E O F I N V E S T M E N T S	111

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core International Aggregate Bond ETF

(b)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Zero-coupon bond.
(d)	Perpetual security with no stated maturity date.
(e)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/22	Shares Held at 04/30/22 (000)	Income	Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$3,420,000	$27,970,000	(a)	$—	$—	$—	$31,390,000	31,390	$5,721	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

DKK	108,175,000	USD	15,341,143	DB	05/03/22	$218
EUR	303,795,000	USD	320,488,535	CITI	05/03/22	75
EUR	303,795,000	USD	320,488,535	CITI	05/03/22	75
EUR	303,795,000	USD	320,488,535	DB	05/03/22	76
EUR	303,795,000	USD	320,488,535	SSB	05/03/22	76
EUR	303,795,000	USD	320,488,535	UBS	05/03/22	76
GBP	271,450,000	USD	337,668,327	JPM	05/03/22	3,666,582
GBP	1,230,000	USD	1,530,059	MS	05/03/22	16,605
HUF	2,315,705,000	USD	6,458,737	DB	05/03/22	939
ILS	35,015,000	USD	10,478,670	DB	05/03/22	8,003
MXN	385,760,000	USD	18,901,928	DB	05/03/22	1,853
RON	23,905,000	USD	5,096,961	DB	05/03/22	543
THB	691,565,000	USD	20,178,423	DB	05/03/22	13,256
USD	111,237,077	AUD	148,440,000	JPM	05/03/22	6,356,794
USD	46,156,158	CAD	57,770,000	DB	05/03/22	1,186,951
USD	44,302,523	CAD	55,440,000	JPM	05/03/22	1,147,030
USD	44,306,276	CAD	55,440,000	MS	05/03/22	1,150,783
USD	44,297,072	CAD	55,440,000	SSB	05/03/22	1,141,579
USD	44,254,993	CAD	55,440,000	UBS	05/03/22	1,099,500
USD	38,670,296	CHF	35,730,000	SSB	05/03/22	1,939,378
USD	10,751,890	CZK	237,650,000	UBS	05/03/22	564,409
USD	16,789,030	DKK	112,435,000	DB	05/03/22	843,518
USD	355,015,684	EUR	319,830,000	DB	05/03/22	17,610,946
USD	343,310,404	EUR	309,020,000	JPM	05/03/22	17,309,678

112	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core International Aggregate Bond ETF

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	353,769,264	EUR	318,390,000	MS	05/03/22	$17,883,654
USD	343,433,085	EUR	309,020,000	SSB	05/03/22	17,432,359
USD	342,620,653	EUR	309,025,000	UBS	05/03/22	16,614,652
USD	357,908,997	GBP	271,450,000	JPM	05/03/22	16,574,087
USD	1,601,721	GBP	1,230,000	MS	05/03/22	55,057
USD	6,917,652	HUF	2,315,705,000	SSB	05/03/22	457,976
USD	11,027,426	ILS	35,015,000	UBS	05/03/22	540,753
USD	19,309,187	MXN	385,760,000	SSB	05/03/22	405,407
USD	7,514,280	NOK	65,700,000	DB	05/03/22	509,530
USD	12,368,885	NZD	17,830,000	UBS	05/03/22	857,839
USD	5,341,230	RON	23,905,000	UBS	05/03/22	243,726
USD	31,404,320	SEK	292,490,000	DB	05/03/22	1,617,519
USD	20,810,464	THB	691,565,000	MS	05/03/22	618,785
PLN	45,105,000	USD	10,164,278	DB	05/04/22	12,843
USD	10,728,703	PLN	45,105,000	UBS	05/04/22	551,582
USD	16,799,522	SGD	22,750,000	SOC	05/05/22	349,180
CNY	3,838,350,297	USD	578,918,786	SSB	05/06/22	3,797,215
USD	609,810,259	CNY	3,879,350,297	SSB	05/06/22	20,869,877
USD	96,891,009	JPY	11,785,590,000	DB	05/06/22	6,075,444
USD	81,703,261	JPY	9,938,450,000	JPM	05/06/22	5,121,099
USD	81,731,884	JPY	9,938,450,000	MS	05/06/22	5,149,723
USD	81,750,978	JPY	9,938,450,000	SSB	05/06/22	5,168,816
USD	81,724,491	JPY	9,938,450,000	UBS	05/06/22	5,142,330
THB	25,430,000	USD	742,265	CITI	06/02/22	450
USD	102,168,619	AUD	143,690,000	DB	06/02/22	589,902
USD	5,155,025	AUD	7,250,000	MS	06/02/22	29,786
USD	42,000,008	CAD	53,680,000	CITI	06/02/22	215,674
USD	41,999,975	CAD	53,680,000	DB	06/02/22	215,641
USD	47,523,928	CAD	60,740,000	MS	06/02/22	244,113
USD	41,999,975	CAD	53,680,000	SSB	06/02/22	215,641
USD	41,999,449	CAD	53,680,000	UBS	06/02/22	215,115
USD	32,053,828	CHF	31,070,000	DB	06/02/22	68,560
USD	1,836,398	CHF	1,780,000	MS	06/02/22	3,962
USD	323,743,065	CNY	2,142,175,297	SSB	06/02/22	988,582
USD	10,154,291	CZK	237,650,000	DB	06/02/22	2,160
USD	15,360,380	DKK	108,175,000	DB	06/02/22	212
USD	1,104,715	DKK	7,780,000	MS	06/02/22	4
USD	79,047,895	JPY	10,232,750,000	CITI	06/02/22	130,310
USD	79,047,795	JPY	10,232,745,000	DB	06/02/22	130,249
USD	85,724,825	JPY	11,096,975,000	MS	06/02/22	142,115
USD	79,047,856	JPY	10,232,745,000	SSB	06/02/22	130,310
USD	79,048,223	JPY	10,232,745,000	UBS	06/02/22	130,676
USD	7,051,991	NOK	65,700,000	DB	06/02/22	47,012
USD	11,572,668	NZD	17,830,000	DB	06/02/22	61,099
USD	29,887,297	SEK	292,490,000	DB	06/02/22	78,914
USD	13,706,734	SGD	18,930,000	DB	06/02/22	19,497
USD	340,712,568	GBP	267,840,000	JPM	06/06/22	3,924,019
USD	3,465,736	CLP	2,830,640,000	MS	06/15/22	174,940
USD	6,749,957	COP	25,739,610,000	MS	06/15/22	293,313
USD	32,961,383	IDR	472,438,191,737	CITI	06/15/22	596,875

S C H E D U L E O F I N V E S T M E N T S	113

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core International Aggregate Bond ETF

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	4,105,215	KRW	5,155,740,000	JPM	06/15/22	$23,744
USD	83,973,913	KRW	103,282,875,000	MS	06/15/22	2,211,434
USD	25,004,174	MYR	104,830,000	MS	06/15/22	872,335
USD	4,063,001	PEN	15,220,000	MS	06/15/22	117,811

						191,982,851

AUD	143,690,000	USD	102,113,299	DB	05/03/22	(589,129)
AUD	1,990,000	USD	1,427,910	MS	05/03/22	(21,875)
AUD	2,760,000	USD	2,073,389	SSB	05/03/22	(123,311)
CAD	53,680,000	USD	42,000,829	CITI	05/03/22	(215,352)
CAD	53,680,000	USD	42,000,862	DB	05/03/22	(215,385)
CAD	7,340,000	USD	5,767,416	MS	05/03/22	(53,828)
CAD	53,680,000	USD	42,000,895	MS	05/03/22	(215,418)
CAD	57,470,000	USD	45,034,759	SSB	05/03/22	(299,078)
CAD	53,680,000	USD	42,000,954	UBS	05/03/22	(215,477)
CHF	31,070,000	USD	32,009,478	DB	05/03/22	(69,103)
CHF	2,570,000	USD	2,680,700	MS	05/03/22	(38,705)
CHF	2,090,000	USD	2,273,395	SSB	05/03/22	(124,847)
CZK	237,650,000	USD	10,189,775	DB	05/03/22	(2,293)
DKK	4,260,000	USD	613,688	MS	05/03/22	(9,535)
EUR	14,860,000	USD	15,923,826	MS	05/03/22	(247,265)
EUR	31,450,000	USD	35,022,626	SSB	05/03/22	(1,844,440)
GBP	272,680,000	USD	347,106,788	JPM	05/03/22	(4,225,215)
NOK	65,700,000	USD	7,051,967	DB	05/03/22	(47,217)
NZD	17,830,000	USD	11,572,562	DB	05/03/22	(61,516)
SEK	292,490,000	USD	29,866,185	DB	05/03/22	(79,384)
USD	339,198,377	GBP	272,680,000	JPM	05/03/22	(3,683,196)
SGD	21,970,000	USD	15,954,430	DB	05/05/22	(68,100)
SGD	780,000	USD	576,284	SSB	05/05/22	(12,272)
CNY	41,000,000	USD	6,250,476	SSB	05/06/22	(26,095)
JPY	10,232,750,000	USD	78,980,781	CITI	05/06/22	(130,849)
JPY	10,232,745,000	USD	78,980,743	DB	05/06/22	(130,848)
JPY	375,660,000	USD	2,934,799	MS	05/06/22	(40,097)
JPY	10,232,745,000	USD	78,980,743	MS	05/06/22	(130,848)
JPY	10,232,745,000	USD	78,980,743	SSB	05/06/22	(130,849)
JPY	10,232,745,000	USD	78,980,743	UBS	05/06/22	(130,848)
CZK	17,180,000	USD	734,074	MS	06/02/22	(164)
USD	288,419,922	CNY	1,919,175,000	SSB	06/02/22	(735,843)
USD	320,891,367	EUR	303,795,000	CITI	06/02/22	(1,733)
USD	320,891,975	EUR	303,795,000	DB	06/02/22	(1,125)
USD	341,128,001	EUR	322,955,000	MS	06/02/22	(3,457)
USD	320,892,279	EUR	303,795,000	SSB	06/02/22	(821)
USD	320,889,848	EUR	303,795,000	UBS	06/02/22	(3,252)
USD	6,431,829	HUF	2,315,705,000	DB	06/02/22	(539)
USD	10,495,946	ILS	35,015,000	DB	06/02/22	(8,063)
USD	18,791,436	MXN	385,760,000	DB	06/02/22	(3,712)
USD	10,126,454	PLN	45,105,000	DB	06/02/22	(13,469)
USD	5,075,102	RON	23,905,000	DB	06/02/22	(516)
USD	20,146,093	THB	691,565,000	DB	06/02/22	(51,920)
USD	9,629,371	GBP	7,670,000	JPM	06/06/22	(15,075)
KRW	1,573,470,000	USD	1,297,493	MS	06/15/22	(51,877)

114	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core International Aggregate Bond ETF

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	2,221,968	MYR	9,700,000	MS	06/15/22	$(10,970)

						(14,084,911)

	Net unrealized appreciation					$177,897,940

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Foreign Currency Exchange Contracts

Assets — Derivative Financial Instruments
Forward foreign currency exchange contracts Unrealized appreciation on forward foreign currency exchange contracts	$191,982,851

Liabilities — Derivative Financial Instruments
Forward foreign currency exchange contracts Unrealized depreciation on forward foreign currency exchange contracts	$14,084,911

For the period ended April 30, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:

Foreign Currency Exchange Contracts

Net Realized Gain (Loss) from:
Forward foreign currency exchange contracts	$110,939,216

Net Change in Unrealized Appreciation (Depreciation) on:
Forward foreign currency exchange contracts	$189,982,552

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$4,058,903,544
Average amounts sold — in USD	$7,914,622,399

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments - Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities

Derivative Financial Instruments:
Forward foreign currency exchange contracts	$191,982,851	$14,084,911

Total derivative assets and liabilities in the Statement of Assets and Liabilities	191,982,851	14,084,911
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	—	—

Total derivative assets and liabilities subject to an MNA	191,982,851	14,084,911

S C H E D U L E O F I N V E S T M E N T S	115

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core International Aggregate Bond ETF

The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Non-Cash Collateral Received	Cash Collateral Received (b)	Net Amount of Derivative Assets	(c)(d)

Citibank N.A.	$943,459	$(347,934)	$—	$(450,000)	$145,525
Deutsche Bank Securities Inc.	29,094,885	(1,342,319)	—	—	27,752,566
JPMorgan Chase Bank N.A	54,123,033	(7,923,486)	—	(19,890,000)	26,309,547
Morgan Stanley & Co. International PLC	28,964,420	(824,039)	—	(4,650,000)	23,490,381
Societe Generale	349,180	—	—	—	349,180
State Street Bank and Trust Co.	52,547,216	(3,297,556)	—	—	49,249,660
UBS AG	25,960,658	(349,577)	—	—	25,611,081

	$191,982,851	$(14,084,911)	$—	$(24,990,000)	$152,907,940

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities	(e)

Citibank N.A.	$347,934	$(347,934)	$—	$—	$—
Deutsche Bank Securities Inc.	1,342,319	(1,342,319)	—	—	—
JPMorgan Chase Bank N.A.	7,923,486	(7,923,486)	—	—	—
Morgan Stanley & Co. International PLC	824,039	(824,039)	—	—	—
State Street Bank and Trust Co.	3,297,556	(3,297,556)	—	—	—
UBS AG	349,577	(349,577)	—	—	—

	$14,084,911	$(14,084,911)	$—	$—	$—

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount represents the net amount receivable from the counterparty in the event of default.
(d)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(e)	Net amount represents the net amount payable due to the counterparty in the event of default.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Corporate Bonds & Notes	$—	$694,459,673	$—	$694,459,673
Foreign Government Obligations	—	2,900,102,895	—	2,900,102,895
Money Market Funds	31,390,000	—	—	31,390,000

	$31,390,000	$3,594,562,568	$—	$3,625,952,568

Derivative financial instruments(a)
Assets
Forward Foreign Currency Exchange Contracts	$—	$191,982,851	$—	$191,982,851
Liabilities
Forward Foreign Currency Exchange Contracts	—	(14,084,911)	—	(14,084,911)

	$—	$177,897,940	$—	$177,897,940

(a)

Derivative financial instruments are forward foreign currency exchange contracts. Forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

116	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities (unaudited)

April 30, 2022

	iShares Core 1-5 Year USD Bond ETF	iShares Core International Aggregate Bond ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$5,853,207,291	$3,594,562,568
Affiliated(c)	215,334,645	31,390,000
Cash	22,718	460,798
Foreign currency, at value(d)	—	31,368,197
Receivables:
Investments sold	80,716,663	29,499,808
Securities lending income — Affiliated	44,394	—
TBA sales commitments	8,764,981	—
Capital shares sold	2,741,715	556,522
Dividends	30,848	4,543
Interest	31,714,395	26,760,006
Unrealized appreciation on:
Forward foreign currency exchange contracts	—	191,982,851

Total assets	6,192,577,650	3,906,585,293

LIABILITIES
Cash received:
Collateral — OTC derivatives	—	24,990,000
Collateral on securities loaned, at value	138,226,293	—
TBA sales commitments, at value(e)	8,731,787	—
Deferred foreign capital gain tax	—	55,852
Payables:
Investments purchased	145,495,319	200,557,769
Capital shares redeemed	3,657,871	—
Investment advisory fees	285,552	214,326
Unrealized depreciation on:
Forward foreign currency exchange contracts	—	14,084,911

Total liabilities	296,396,822	239,902,858

NET ASSETS	$5,896,180,828	$3,666,682,435

NET ASSETS CONSIST OF:
Paid-in capital	$6,238,820,785	$3,861,951,687
Accumulated loss	(342,639,957)	(195,269,252)

NET ASSETS	$5,896,180,828	$3,666,682,435

Shares outstanding	123,400,000	71,850,000

Net asset value	$47.78	$51.03

Shares authorized	Unlimited	Unlimited

Par value	None	None

(a) Securities loaned, at value	$134,272,669	$—
(b) Investments, at cost — Unaffiliated	$6,166,100,757	$4,068,180,331
(c) Investments, at cost — Affiliated	$215,312,120	$31,390,000
(d) Foreign currency, at cost	$—	$32,337,938
(e) Proceeds from TBA sales commitments	$8,764,981	$—

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	117

Statements of Operations (unaudited)

Six Months Ended April 30, 2022

	iShares Core 1-5 Year USD Bond ETF	iShares Core International Aggregate Bond ETF

INVESTMENT INCOME
Dividends — Affiliated	$120,401	$5,721
Interest — Unaffiliated	48,961,060	21,966,122
Securities lending income — Affiliated — net	198,178	—
Other income — Unaffiliated	7,136	1,488
Foreign taxes withheld	—	(235,309)

Total investment income	49,286,775	21,738,022

EXPENSES
Investment advisory fees	1,843,839	1,483,767
Professional fees	217	217

Total expenses	1,844,056	1,483,984

Less:
Investment advisory fees waived	(73,782)	—

Total expenses after fees waived	1,770,274	1,483,984

Net investment income	47,516,501	20,254,038

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(23,579,442)	(17,097,579)
Investments — Affiliated	(81,966)	—
In-kind redemptions — Unaffiliated	(11,832,374)	(1,144,442)
Forward foreign currency exchange contracts	—	110,939,216
Foreign currency transactions	—	(1,240,077)

Net realized gain (loss)	(35,493,782)	91,457,118

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated(a)	(331,030,718)	(527,731,121)
Investments — Affiliated	(18,225)	—
Forward foreign currency exchange contracts	—	189,982,552
Foreign currency translations	—	(2,336,295)

Net change in unrealized appreciation (depreciation)	(331,048,943)	(340,084,864)

Net realized and unrealized loss	(366,542,725)	(248,627,746)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(319,026,224)	$(228,373,708)

(a) Net of reduction in deferred foreign capital gain tax of	$—	$122,670

See notes to financial statements.

118	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

	iShares Core 1-5 Year USD Bond ETF		iShares Core International Aggregate Bond ETF

	Six Months Ended 04/30/22 (unaudited)	Year Ended 10/31/21	Six Months Ended 04/30/22 (unaudited)	Year Ended 10/31/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$47,516,501	$86,319,293	$20,254,038	$37,090,828
Net realized gain (loss)	(35,493,782)	11,136,487	91,457,118	29,066,274
Net change in unrealized appreciation (depreciation)	(331,048,943)	(83,749,073)	(340,084,864)	(120,922,236)

Net increase (decrease) in net assets resulting from operations	(319,026,224)	13,706,707	(228,373,708)	(54,765,134)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(50,121,863)	(88,533,271)	(43,841,992)	(6,019,839)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	30,196,309	1,608,968,395	51,054,276	719,713,923

NET ASSETS
Total increase (decrease) in net assets	(338,951,778)	1,534,141,831	(221,161,424)	658,928,950
Beginning of period	6,235,132,606	4,700,990,775	3,887,843,859	3,228,914,909

End of period	$5,896,180,828	$6,235,132,606	$3,666,682,435	$3,887,843,859

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	119

Financial Highlights

(For a share outstanding throughout each period)

	iShares Core 1-5 Year USD Bond ETF

	Six Months Ended 04/30/22 (unaudited)		Year Ended 10/31/21	Year Ended 10/31/20	Year Ended 10/31/19	Year Ended 10/31/18	Year Ended 10/31/17

Net asset value, beginning of period	$50.73		$51.38	$50.50	$48.79	$50.08	$50.44

Net investment income(a)	0.38		0.84	1.18	1.42	1.24	1.03
Net realized and unrealized gain (loss)(b)		(2.93)	(0.61)	0.92	1.68	(1.37)	(0.38)

Net increase (decrease) from investment operations		(2.55)	0.23	2.10	3.10	(0.13)	0.65

Distributions(c)
From net investment income		(0.37)	(0.88)	(1.22)	(1.39)	(1.16)	(1.01)
From net realized gain		(0.03)	—	—	—	—	—

Total distributions		(0.40)	(0.88)	(1.22)	(1.39)	(1.16)	(1.01)

Net asset value, end of period	$47.78		$50.73	$51.38	$50.50	$48.79	$50.08

Total Return(d)

Based on net asset value	(5.06	)%(e)	0.44%	4.22%	6.43%	(0.25)%	1.29%

Ratios to Average Net Assets(f)
Total expenses	0.06	%(g)	0.06%	0.06%	0.06%	0.06%	0.08%

Total expenses after fees waived	0.06	%(g)	0.06%	0.06%	0.06%	0.06%	0.07%

Net investment income	1.55	%(g)	1.64%	2.32%	2.85%	2.53%	2.06%

Supplemental Data
Net assets, end of period (000)	$5,896,181		$6,235,133	$4,700,991	$2,863,252	$2,205,285	$1,156,893

Portfolio turnover rate(h)(i)	35	%(e)	82%	77%	83%	107%	124%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.
(i)	Includes mortgage dollar roll transactions (“MDRs”).

See notes to financial statements.

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Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Core International Aggregate Bond ETF

	Six Months Ended 04/30/22 (unaudited)		Year Ended 10/31/21	Year Ended 10/31/20		Year Ended 10/31/19	Year Ended 10/31/18	Year Ended 10/31/17

Net asset value, beginning of period	$54.84		$55.77	$55.23		$52.17	$51.98	$52.62

Net investment income(a)	0.28		0.56	0.55		0.55	0.47	0.44
Net realized and unrealized gain (loss)(b)		(3.46)	(1.39)	1.17		4.80	0.44	0.30

Net increase (decrease) from investment operations		(3.18)	(0.83)	1.72		5.35	0.91	0.74

Distributions(c)
From net investment income		(0.60)	(0.10)	(0.46)		(2.29)	(0.72)	(0.76)
From net realized gain		(0.03)	—	(0.01)		—	—	(0.20)
Return of capital	—		—	(0.71)		—	—	(0.42)

Total distributions		(0.63)	(0.10)	(1.18)		(2.29)	(0.72)	(1.38)

Net asset value, end of period	$51.03		$54.84	$55.77		$55.23	$52.17	$51.98

Total Return(d)
Based on net asset value	(5.94	)%(e)	(1.52)%	3.16	%(f)	10.50%	1.77%	1.46%

Ratios to Average Net Assets(g)
Total expenses	0.08	%(h)	0.08%	0.09%		0.09%	0.09%	0.11%

Net investment income	1.07	%(h)	1.00%	0.99%		1.02%	0.91%	0.84%

Supplemental Data
Net assets, end of period (000)	$3,666,682		$3,887,844	$3,228,915		$1,828,114	$871,318	$465,235

Portfolio turnover rate(i)	5	%(e)	16%	36%		12%	11%	20%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	121

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):

iShares ETF	Diversification Classification

Core 1-5 Year USD Bond	Diversified
Core International Aggregate Bond	Non-diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed (the “trade dates”). Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest are recognized daily on an accrual basis.

Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of April 30, 2022, if any, are disclosed in the Statements of Assets and Liabilities.

The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

Segregation and Collateralization: In cases where a Fund enters into certain investments (e.g., dollar rolls, TBA sale commitments and forward foreign currency exchange contracts) that would be treated as “senior securities” for 1940 Act purposes, a Fund may segregate or designate on its books and record cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

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Notes to Financial Statements (unaudited) (continued)

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•

Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.
•	Forward foreign currency exchange contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held

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Notes to Financial Statements (unaudited) (continued)

companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.

Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.

Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.

TBA Commitments: TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.

To mitigate counterparty risk, a fund enters into a two-way collateral agreement for TBA transactions with certain counterparties. Under such agreement, the “in-the-money” party of a TBA transaction may at any time require the other party to pledge collateral assets (in the form of cash or securities) to offset any loss the in-the-money party would incur upon cancellation of the TBA transaction. A party is in-the-money if they are the buyer and the market value of the TBA transaction increases or if they are the seller and the market value of the TBA transaction decreases. Cash collateral received from the counterparty may be reinvested in money market funds, including those managed by the Funds’ investment adviser, or its affiliates. Such collateral, if any, is noted in the Schedule of Investments and the obligation to return the collateral is presented as a liability in the Statements of Assets and Liabilities. Securities pledged as collateral by a fund, if any, are noted in the Schedule of Investments.

Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.

Mortgage Dollar Roll Transactions: Certain Funds may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned

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Notes to Financial Statements (unaudited) (continued)

securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

Core 1-5 Year USD Bond
Barclays Bank PLC	$820,032	$820,032		$—	$—
Barclays Capital, Inc.	33,734,171	33,734,171		—	—
BNP Paribas SA	56,988	56,988		—	—
BofA Securities, Inc.	1,151,372	1,151,372		—	—
Citigroup Global Markets, Inc.	650,577	650,577		—	—
Credit Suisse Securities (USA) LLC	549,530	549,530		—	—
Deutsche Bank Securities, Inc.	279,320	279,320		—	—
Goldman Sachs & Co. LLC	38,246,779	38,246,779		—	—
HSBC Securities (USA), Inc.	613,799	613,799		—	—
J.P. Morgan Securities LLC	10,795,041	10,795,041		—	—
Jefferies LLC	674,595	674,595		—	—
Morgan Stanley	38,118,765	38,118,765		—	—
Nomura Securities International, Inc.	7,797,855	7,797,855		—	—
Pershing LLC	198,287	198,287		—	—
Toronto-Dominion Bank	289,569	289,569		—	—
Wells Fargo Securities LLC	295,989	295,989		—	—

	$134,272,669	$134,272,669		$—	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Forward Foreign Currency Exchange Contracts: Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).

A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Funds are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded over-the-counter (“OTC”) and not on an organized exchange.

The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a contract changes unfavorably due to movements in the value of the

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Notes to Financial Statements (unaudited) (continued)

referenced foreign currencies, and such value may exceed the amount(s) reflected in the Statements of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statements of Assets and Liabilities. A Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.

Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement, and comparing that amount to the value of any collateral currently pledged by a Fund and the counterparty.

Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparty are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.

For financial reporting purposes, each Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee

Core 1-5 Year USD Bond	0.06%
Core International Aggregate Bond	0.07

Effective March 31, 2022, for its investment advisory services to the iShares Core International Aggregate Bond ETF, BFA is entitled to an annual investment advisory fee of 0.07%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund. Prior to March 31, 2022, BFA was entitled to an annual investment advisory fee of 0.08%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund.

Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statement of Operations does not include acquired fund fees and expenses.

For the iShares Core 1-5 Year USD Bond ETF, BFA has contractually agreed to waive a portion of its investment advisory fees for the Fund through February 29, 2024 in an amount equal to the acquired fund fees and expenses, if any, attributable to the Fund’s investments in other registered investment companies advised by BFA or its affiliates.

This amount is included in investment advisory fees waived in the Statements of Operations. For the six months ended April 30, 2022, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:

iShares ETF	Amounts waived

Core 1-5 Year USD Bond	$73,782

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Notes to Financial Statements (unaudited) (continued)

Sub-Adviser: BFA has entered into separate sub-advisory agreements with BlackRock International Limited and BlackRock (Singapore) Limited (together, the “Sub-Advisers”), both affiliates of BFA, under which BFA pays each of the Sub-Advisers for services it provides to the iShares Core International Aggregate Bond ETF.

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended April 30, 2022, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC

Core 1-5 Year USD Bond	$70,601

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended April 30, 2022, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)

Core 1-5 Year USD Bond	$2,367,273	$380,493	$(48,395)

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7.	PURCHASES AND SALES

For the six months ended April 30, 2022, purchases and sales of investments, including mortgage dollar rolls and excluding short-term investments and in-kind transactions, were as follows:

	U.S. Government Securities		Other Securities

iShares ETF	Purchases	Sales	Purchases	Sales

Core 1-5 Year USD Bond	$1,807,739,091	$1,797,118,492	$365,143,195	$380,530,746
Core International Aggregate Bond	—	—	468,895,446	189,014,198

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Notes to Financial Statements (unaudited) (continued)

For the six months ended April 30, 2022, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales

Core 1-5 Year USD Bond	$521,464,433	$497,741,592
Core International Aggregate Bond	143,834,188	85,477,408

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2022, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of April 30, 2022, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

Core 1-5 Year USD Bond	$6,383,795,762	$4,283,484	$(319,504,116)	$(315,220,632)
Core International Aggregate Bond	4,104,426,711	213,269,436	(513,845,639)	(300,576,203)

9.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.

Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.

The iShares Core International Aggregate Bond ETF may invest directly in the domestic bond market in the People’s Republic of China (“China” or the “PRC”) (the “China Interbank Bond Market”) through the northbound trading of Bond Connect (“Bond Connect”). The Fund may be exposed to additional risks when investing in the China Interbank Bond Market, such as (i) low or nonexistent trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities; (ii) political and economic instability, and regulatory and tax risks (iii) potential delays and disruptions in the functionality of the newly developed trading platforms and operational systems, or the potential that Bond Connect ceases to operate; (iv) settlement and custody risks due to the link between the offshore custody agent and onshore custodians and clearing institutions; and (v) currency risk. In such event, there is no assurance that the Fund will achieve its investment objective.

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Notes to Financial Statements (unaudited) (continued)

An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. Although vaccines have been developed and approved for use by various governments, the duration of this pandemic and its effects cannot be determined with certainty.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.

The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

Certain Funds invest a significant portion of their assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Funds’ investments.

Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching. In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but could be significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.

Certain Funds invest a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Funds’ investments.

The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Funds may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a Fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates ceased to be published or no longer are representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Funds may be exposed to financial instruments tied to LIBOR to determine

N O T E S T O F I N A N C I A L S T A T E M E N T S	129

Notes to Financial Statements (unaudited) (continued)

payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

10.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 04/30/22		Year Ended 10/31/21

iShares ETF	Shares	Amount	Shares	Amount

Core 1-5 Year USD Bond
Shares sold	11,600,000	$573,107,010	34,900,000	$1,789,199,643
Shares redeemed	(11,100,000)	(542,910,701)	(3,500,000)	(180,231,248)

Net increase	500,000	$30,196,309	31,400,000	$1,608,968,395

Core International Aggregate Bond
Shares sold	3,750,000	$201,366,599	14,900,000	$825,668,184
Shares redeemed	(2,800,000)	(150,312,323)	(1,900,000)	(105,954,261)

Net increase	950,000	$51,054,276	13,000,000	$719,713,923

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.

11.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

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Statement Regarding Liquidity Risk Management Program (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares Core 1-5 Year USD Bond ETF and iShares Core International Aggregate Bond ETF (the “Funds” or “ETFs”), each a series of the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.

The Board of Trustees (the “Board”) of the Trust, on behalf of the Funds, met on December 9, 2021 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2020 through September 30, 2021 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish each Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays and the imposition of capital controls in certain non-U.S. countries.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing each Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure, with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size (“RATS”). The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. While the ETFs generally do not engage in borrowing, certain of the ETFs have the flexibility to draw on a line of credit to meet redemption requests or facilitate settlements.

d)

The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs and reviewed any persistent deviations from long-term averages.

e)

The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.

As part of BlackRock’s continuous review of the effectiveness of the Program, the Committee made the following material changes to the Program: (1) updates to certain model components in the Program’s methodology; and (2) certain iShares Funds entered into a $800 million credit agreement with a group of lenders that replaced a previous liquidity facility. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

S T A T E M E N T R E G A R D I N G L I Q U I D I T Y R I S K M A N A G E M E N T P R O G R A M	131

Supplemental Information (unaudited)

Regulation Regarding Derivatives

On October 28, 2020, the Securities and Exchange Commission (the “SEC”) adopted regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). The Funds will be required to implement and comply with Rule 18f-4 by August 19, 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

April 30, 2022

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date

iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share

Core 1-5 Year USD Bond	$0.371726	$0.028450	$ —	$0.400176	93%	7%	—%	100%
Core International Aggregate Bond(a)	0.570859	0.031928	0.028942	0.631729	90	5	5	100

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

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General Information

Electronic Delivery

Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

G E N E R A L I N F O R M A T I O N	133

Glossary of Terms Used in this Report

Portfolio Abbreviations - Fixed Income

JSC	Joint Stock Company

LIBOR	London Interbank Offered Rate

PIK	Payment-in-kind

PJSC	Public Joint Stock Company

RB	Revenue Bond

REIT	Real Estate Investment Trust

SOFR	Secured Overnight Financing Rate

TBA	To-Be-Announced

Currency Abbreviations

AUD	Australian Dollar

CAD	Canadian Dollar

CHF	Swiss Franc

CLP	Chilean Peso

CNY	Chinese Yuan

COP	Colombian Peso

CZK	Czech Koruna

DKK	Danish Krone

EUR	Euro

GBP	British Pound

HUF	Hungarian Forint

IDR	Indonesian Rupiah

ILS	Israeli Shekel

JPY	Japanese Yen

KRW	South Korean Won

MXN	Mexican Peso

MYR	Malaysian Ringgit

NOK	Norwegian Krone

NZD	New Zealand Dollar

PEN	Peru Nuevo Sol

PLN	Polish Zloty

RON	Romanian Leu

SEK	Swedish Krona

SGD	Singapore Dollar

THB	Thai Baht

USD	United States Dollar

Counterparty Abbreviations

CITI	Citibank N.A.

DB	Deutsche Bank AG London

JPM	JPMorgan Chase Bank N.A.

MS	Morgan Stanley & Co. International PLC

SSB	State Street Bank and Trust Co.

UBS	UBS AG

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This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Bloomberg Index Services Limited, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2022 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-1006-0422

APRIL 30, 2022

2022 Semi-Annual Report (Unaudited)

iShares Trust

•  iShares Core Total USD Bond Market ETF | IUSB | NASDAQ

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of April 30, 2022 saw the emergence of significant challenges that disrupted the economic recovery and strong financial markets which characterized 2021. The U.S. economy shrank in the first quarter of 2022, ending the run of robust growth which followed reopening and the development of the COVID-19 vaccines. Rapid changes in consumer spending led to supply constraints and elevated inflation, which reached a 40-year high. Moreover, while the foremost effect of Russia’s invasion of Ukraine has been a severe humanitarian crisis, the invasion has presented challenges for both investors and policymakers.

Equity prices were mixed but mostly down, as persistently high inflation drove investors’ expectations for higher interest rates, particularly weighing on relatively high valuation growth stocks and economically sensitive small-capitalization stocks. Overall, small-capitalization U.S. stocks declined, while large-capitalization U.S. stocks were nearly flat. Both emerging market stocks and international equities from developed markets fell significantly, pressured by rising interest rates and a strengthening U.S. dollar.

The 10-year U.S. Treasury yield (which is inversely related to bond prices) rose during the reporting period as increasing inflation drove investors’ expectations for higher interest rates. The corporate bond market also faced inflationary headwinds, and increasing uncertainty led to higher corporate bond spreads (the difference in yield between U.S. Treasuries and similarly-dated corporate bonds).

The U.S. Federal Reserve (the “Fed”), acknowledging that inflation is growing faster than expected, raised interest rates in March 2022, the first increase of this business cycle. Furthermore, the Fed wound down its bond-buying programs and raised the prospect of reversing the flow and reducing its balance sheet. Continued high inflation and the Fed’s new tone led many analysts to anticipate that the Fed will continue to raise interest rates multiple times throughout the year.

Looking ahead, however, the horrific war in Ukraine has significantly clouded the outlook for the global economy, leading to major volatility in energy and metal markets. Sanctions on Russia, Europe’s top energy supplier, and general wartime disruption are likely to drive already-high commodity prices even higher. We believe sharp increases in energy prices will exacerbate inflationary pressure while also constraining economic growth. Combating inflation without stifling a recovery, while buffering against ongoing supply and price shocks amid the ebb and flow of the pandemic, will be an especially challenging environment for setting effective monetary policy. Despite the likelihood of more rate increases on the horizon, we believe the Fed will err on the side of protecting employment, even at the expense of higher inflation.

In this environment, we favor an overweight to equities, as valuations have become more attractive and inflation-adjusted interest rates remain low. Sectors that are better poised to manage the transition to a lower-carbon world, such as technology and healthcare, are particularly attractive in the long term. We favor U.S. equities due to strong earnings momentum, while Japanese equities should benefit from supportive monetary and fiscal policy. We are underweight credit overall, but inflation-protected U.S. Treasuries, Asian fixed income, and emerging market local-currency bonds offer potential opportunities for additional yield. We believe that international diversification and a focus on sustainability and quality can help provide portfolio resilience.

Overall, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of April 30, 2022

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	(9.65)%	0.21%

U.S. small cap equities (Russell 2000® Index)	(18.38)	(16.87)

International equities (MSCI Europe, Australasia, Far East Index)	(11.80)	(8.15)

Emerging market equities (MSCI Emerging Markets Index)	(14.15)	(18.33)

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.07	0.08

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(10.29)	(8.86)

U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	(9.47)	(8.51)

Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	(7.90)	(7.88)

U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	(7.40)	(5.22)

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Fund Summary as of April 30, 2022	iShares® Core Total USD Bond Market ETF

Investment Objective

The iShares Core Total USD Bond Market ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated bonds that are rated either investment-grade or high yield, as represented by the Bloomberg U.S. Universal Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception

Fund NAV	(9.51)%	(8.56)%	1.34%	1.89%	(8.56)%	6.86%	15.93%
Fund Market	(9.56)	(8.72)	1.28	1.88	(8.72)	6.54	15.85
Index	(9.57)	(8.57)	1.37	1.92	(8.57)	7.04	16.15

The inception date of the Fund was 6/10/14. The first day of secondary market trading was 6/12/14.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 5 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (11/01/21)	Ending Account Value (04/30/22)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/21)	Ending Account Value (04/30/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 904.90	$ 0.24		$ 1,000.00	$ 1,024.50	$ 0.25		0.05%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Rating*	Percent of Total Investments(a)

Aaa	48.9%
Aa	9.8
A	12.1
Baa	15.5
Ba	3.8
B	2.7
Caa	0.7
Ca	0.1
Not Rated	6.4

ALLOCATION BY INVESTMENT TYPE

Investment Type	Percent of Total Investments(a)

U.S. Government & Agency Obligations	60.0%
Corporate Bonds & Notes	34.6
Foreign Government Obligations	5.0
Collaterized Mortgage Obligations	0.9
Municipal Debt Obligations	0.5
Asset-Backed Securities	0.2
TBA Sales Commitments	(1.2)
Common Stocks	0.0(b)

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.
(b)	Rounds to less than 0.1%

4	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of the Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

Shareholders of the Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2) ongoing expenses, including management fees and other fund expenses. The expense example shown (which is based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other funds.

The expense example provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During Period.”

The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical example is useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

A B O U T F U N D P E R F O R M A N C E / S H A R E H O L D E R E X P E N S E S	5

Schedule of Investments (unaudited) April 30, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities
American Express Credit Account Master Trust
Series 2017-A, Class 7A, 2.35%, 05/15/25	$1,050	$1,052,320
Series 2018-2, Class A, 3.01%, 10/15/25	2,000	2,008,991
AmeriCredit Automobile Receivables Trust Series 2021-1, Class A3, 0.37%, 08/18/25 (Call 04/18/24)	3,810	3,755,456
BA Credit Card Trust Series 2021-A1, Class A1, 0.44%, 09/15/26	5,020	4,765,958
BMW Vehicle Lease Trust1.10%, 03/25/25 (Call 04/25/24)	5,020	4,878,513
Capital One Multi-Asset Execution Trust Class A2, 1.39%, 07/15/30	1,000	887,428
Series 2021-A1, Class A1, 0.55%, 07/15/26	2,500	2,357,855
Carmax Auto Owner Trust Series 2021-1, Class A3, 0.34%, 12/15/25 (Call 05/15/24)	5,610	5,481,524
Ford Credit Auto Owner Trust Series 2020-C A4, 0.51%, 08/15/26 (Call 08/15/24)	5,940	5,594,074
GM Financial Consumer Automobile Receivables Trust Series 2020-2, Class A3, 1.49%, 12/16/24 (Call 10/16/23)	981	976,479
Hyundai Auto Receivables Trust Series 2020-B A3, 0.48%, 12/16/24 (Call 03/15/24)	1,390	1,376,841
Nissan Auto Receivables Owner Trust Series 2019-C, Class A4, 1.95%, 05/15/26 (Call 10/15/23)	1,500	1,481,115
Toyota Auto Receivables Owner Trust Series 2021-B, Class A4, 0.53%, 10/15/26 (Call 02/15/25)	1,100	1,027,295
Verizon Master Trust Series 2021-1, Class A, 0.50%, 05/20/27 (Call 05/20/24)	1,910	1,804,544
World Omni Select Auto Trust Series 2020-A, Class A3, 0.55%, 07/15/25 (Call 09/15/23)	788	781,318

Total Asset-Backed Securities — 0.2% (Cost: $39,670,796)		38,229,711

Collaterized Mortgage Obligations

Mortgage-Backed Securities — 0.9%
Bank, Series 2020-BN27, Class A5, 2.14%, 04/15/63 (Call 03/15/30)	690	605,837
BBCMS Mortgage Trust
BBCMS 2022-C15, Class A5, 3.66%, 04/15/55 (Call 03/15/32)(a)	1,940	1,891,088
Series 2020-C7, Class A4, 1.79%, 04/15/53 (Call 01/15/30)	3,000	2,565,086
Series 2020-C7, Class A5, 2.04%, 04/15/53 (Call 02/15/30)	1,330	1,158,433
BBCMS Trust, Series 2021-C10, Class A5, 2.49%, 07/15/54 (Call 06/15/31)	4,650	4,143,816
Benchmark Mortgage Trust
Series 2018-B4, Class ASB, 4.06%, 07/15/51(a)	464	464,650
Series 2018-B5, Class A4, 4.21%, 07/15/51 (Call 07/15/28)	750	762,151
Series 2019-B11, Class A4, 3.28%, 05/15/52 (Call 03/15/29)	3,000	2,867,431
Series 2019-B9, Class A5, 4.02%, 03/15/52 (Call 01/15/29)	2,500	2,506,899
Series 2020-B21, Class A4, 1.70%, 12/17/53 (Call 03/15/30)	2,400	2,039,392
Series 2020-B21, Class A5, 1.98%, 12/17/53 (Call 11/15/30)	1,450	1,243,860

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series 2020-B22, Class A5, 1.97%, 01/15/54 (Call 12/15/30)	$5,000	$4,276,378
Series 2020-B23, Class A5, 2.07%, 02/15/54 (Call 01/15/31)	15,000	12,895,057
Series 2021-B29, Class A5, 2.39%, 09/15/54 (Call 08/15/31)	6,660	5,836,842
CD Mortgage Trust, Series 2017-CD5, Class A4, 3.43%, 08/15/50 (Call 07/15/27)	1,280	1,249,414
CFCRE Commercial Mortgage Trust, Series 2017-C8, Class A4, 3.57%, 06/15/50 (Call 05/15/27)	1,000	974,914
Citigroup Commercial Mortgage Trust 3.46%, 12/10/49 (Call 11/10/26)	9,077	8,925,758
Series 20116-P4, Class A4, 2.90%, 07/10/49 (Call 07/10/26)	3,600	3,477,986
Series 2016-GC37, Class A4, 3.31%, 04/10/49 (Call 01/10/26)	1,000	980,407
Series 2017-P7, Class A4, 3.71%, 04/14/50 (Call 03/14/27)	750	741,437
COMM Mortgage Trust
Series 2013-CR12, Class A4, 4.05%, 10/10/46 (Call 10/10/23)	2,200	2,205,971
Series 2013-CR9, Class A4, 4.41%, 07/10/45(a)	444	444,062
Series 2014-CR20, Class A4, 3.59%, 11/10/47 (Call 10/10/24)	800	795,880
Series 2014-UBS4, Class AM, 3.97%, 08/10/47 (Call 07/10/24)	750	747,560
Series 2015-CR22, Class A5, 3.31%, 03/10/48 (Call 02/10/25)	2,000	1,972,905
Series 2015-CR25, Class A4, 3.76%, 08/10/48 (Call 08/10/25)	650	647,438
Series 2017-COR2, Class A3, 3.51%, 09/10/50 (Call 07/10/27)	1,000	978,485
Commission Mortgage Trust, 3.78%, 04/10/47 (Call 03/10/24)	17,182	17,132,032
CSAIL Commercial Mortgage Trust, Series 2018-CX11, Class A5, 4.03%, 04/15/51 (Call 02/15/28)(a)	1,750	1,752,784
Freddie Mac Multifamily Structured Pass Through Certificates
FHMS K141, Class A1, 2.55%, 05/25/31	2,250	2,138,376
FHMS K141, Class A2, 2.25%, 02/25/32	3,000	2,700,425
GS Mortgage Securities Trust
Series 2014-GC24, Class A4, 3.67%, 09/10/47 (Call 08/10/24)	3,889	3,873,916
Series 2014-GC24, Class A5, 3.93%, 09/10/47 (Call 08/10/24)	1,250	1,253,591
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP3, Class A4, 2.63%, 08/15/49 (Call 07/15/26)	2,000	1,913,479
JPMBB Commercial Mortgage Securities Trust 3.67%, 09/15/47 (Call 08/15/24)	10,293	10,224,759
Series 2013-C14, Class A4, 4.13%, 08/15/46 (Call 07/15/23)(a)	769	769,592
Series 2014-C18, Class A5, 4.08%, 02/15/47 (Call 02/15/24)	5,097	5,116,615
Series 2015-C31, Class A3, 3.80%, 08/15/48 (Call 08/15/25)	6,903	6,890,739
Series 2015-C32, Class A5, 3.60%, 11/15/48 (Call 09/15/25)	2,500	2,461,829

6	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
JPMCC Commercial Mortgage Securities Trust, Series 2017-JP7, Class A5, 3.45%, 09/15/50 (Call 07/15/27)	$1,000	$978,682
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class A4, 3.65%, 12/15/49 (Call 11/15/26)(a)	2,499	2,470,575
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C14, Class A5, 4.06%, 02/15/47 (Call 12/15/23)	1,971	1,981,089
Series 2014-C17, Class A5, 3.74%, 08/15/47 (Call 07/15/24)	2,500	2,496,119
Series 2014-C18, Class ASB, 3.62%, 10/15/47	387	388,803
Series 2015-C20, Class ASB, 3.07%, 02/15/48 (Call 07/15/24)	6,255	6,237,845
Series 2015-C22, Class A4, 3.31%, 04/15/48 (Call 04/15/25)	500	491,208
Series 2015-C23, Class A4, 3.72%, 07/15/50 (Call 06/15/25)	500	497,455
Series 2016-C28, Class AS, 3.95%, 01/15/49 (Call 01/15/26)	2,000	1,934,496
Morgan Stanley Capital I Trust
Series 2018, Class A3, 4.14%, 10/15/51 (Call 07/15/28)	1,000	1,001,276
Series 2018-H3, Class A5, 4.18%, 07/15/51 (Call 06/15/28)	1,000	1,004,898
Series 2019-H6, Class A4, 3.42%, 06/15/52 (Call 05/15/29)	880	846,785
Series 2019-L3, Class AS, 3.49%, 11/15/52 (Call 11/15/29)	420	398,139
UBS Commercial Mortgage Trust, Series 2018-C08, Class A4, 3.98%, 02/15/51 (Call 02/15/28)	875	874,332
Wells Fargo Commercial Mortgage Trust Class A4, 2.34%, 08/15/54 (Call 07/15/31)	920	800,493
Series 2014-LC18, Class ASB, 3.24%, 12/15/47 (Call 10/15/24)	391	390,925
Series 2015-LC22, Class A4, 3.84%, 09/15/58 (Call 09/15/25)	1,000	999,825
Series 2017-C41, Class A4, 3.47%, 11/15/50 (Call 11/15/27)	5,000	4,868,618
Series 2017-C42, Class A4, 3.59%, 12/15/50 (Call 12/15/27)	1,200	1,177,126
Series 2018-C47, Class A4, 4.44%, 09/15/61 (Call 09/15/28)	3,000	3,075,456
Series 2020-C56, Class A5, 2.45%, 06/15/53 (Call 03/15/30)	520	465,870
Series 2020-C58, Class A4, 2.10%, 07/15/53 (Call 11/15/30)	2,120	1,826,791
Series 2021-C59, Class A5, 2.63%, 04/15/54 (Call 04/15/31)	3,470	3,109,718
WFRBS Commercial Mortgage Trust, Series 2012-C10, Class A3, 2.88%, 12/15/45 (Call 12/15/22)	3,325	3,325,921

		165,269,719

Total Collaterized Mortgage Obligations — 0.9% (Cost: $177,950,447)		165,269,719

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.1%
Advantage Sales & Marketing Inc., 6.50%, 11/15/28 (Call 11/15/23)(b)(c)	$400	$365,828
Clear Channel International BV, 6.63%, 08/01/25 (Call 05/10/22)(b)	200	202,024
Clear Channel Outdoor Holdings Inc.
5.13%, 08/15/27 (Call 08/15/22)(b)	775	728,825
7.50%, 06/01/29 (Call 06/01/24)(b)	650	613,087
7.75%, 04/15/28 (Call 04/15/24)(b)	550	520,124
Interpublic Group of Companies Inc. (The)
2.40%, 03/01/31 (Call 12/01/30)	800	677,960
3.38%, 03/01/41 (Call 09/01/40)	620	498,654
4.65%, 10/01/28 (Call 07/01/28)	530	536,471
4.75%, 03/30/30 (Call 12/30/29)	236	239,651
5.40%, 10/01/48 (Call 04/01/48)	404	434,510
Lamar Media Corp.
3.63%, 01/15/31 (Call 01/15/26)	265	230,778
3.75%, 02/15/28 (Call 02/15/23)	445	410,268
4.00%, 02/15/30 (Call 02/15/25)	330	296,951
4.88%, 01/15/29 (Call 01/15/24)	308	293,795
National CineMedia LLC
5.75%, 08/15/26 (Call 05/31/22)	125	89,286
5.88%, 04/15/28 (Call 04/15/23)(b)(c)	200	172,104
Omnicom Group Inc.
2.45%, 04/30/30 (Call 01/30/30)	485	422,450
2.60%, 08/01/31 (Call 05/01/31)	455	393,384
4.20%, 06/01/30 (Call 03/01/30)	614	603,666
Omnicom Group Inc./Omnicom Capital Inc.
3.60%, 04/15/26 (Call 01/15/26)	1,782	1,763,538
3.65%, 11/01/24 (Call 08/01/24)	766	766,199
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.25%, 01/15/29 (Call 01/15/24)(b)	275	244,643
4.63%, 03/15/30 (Call 03/15/25)(b)	390	348,145
5.00%, 08/15/27 (Call 08/15/22)(b)	430	407,352
6.25%, 06/15/25 (Call 06/15/22)(b)	235	238,534
Stagwell Global LLC, 5.63%, 08/15/29 (Call 08/15/24)(b)	635	560,235
Summer BC Bidco B LLC, 5.50%, 10/31/26 (Call 07/15/23)(b)	220	211,391
Terrier Media Buyer Inc., 8.88%, 12/15/27 (Call 12/15/22)(b)	585	572,072
WPP Finance 2010, 3.75%, 09/19/24	269	268,720

		13,110,645

Aerospace & Defense — 0.6%
Airbus SE
3.15%, 04/10/27 (Call 01/10/27)(b)	150	146,858
3.95%, 04/10/47 (Call 10/10/46)(b)	50	45,073
BAE Systems Finance Inc., 7.50%, 07/01/27(b)	160	181,243
BAE Systems Holdings Inc.
3.80%, 10/07/24(b)	380	378,320
3.85%, 12/15/25 (Call 09/15/25)(b)	486	479,876
4.75%, 10/07/44(b)	731	702,454
BAE Systems PLC
1.90%, 02/15/31 (Call 11/15/30)(b)	815	668,104
3.00%, 09/15/50 (Call 03/15/50)(b)	885	663,015
3.40%, 04/15/30 (Call 01/15/30)(b)	100	93,328
5.80%, 10/11/41(b)	155	171,760

S C H E D U L E O F I N V E S T M E N T S	7

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Aerospace & Defense (continued)
Boeing Co. (The)
1.43%, 02/04/24 (Call 05/10/22)	$2,863	$2,750,971
1.88%, 06/15/23 (Call 04/15/23)	235	231,550
2.20%, 02/04/26 (Call 02/04/23)	4,095	3,741,233
2.25%, 06/15/26 (Call 03/15/26)	862	788,980
2.60%, 10/30/25 (Call 07/30/25)	235	222,860
2.70%, 02/01/27 (Call 12/01/26)	584	537,689
2.75%, 02/01/26 (Call 01/01/26)	268	253,394
2.80%, 03/01/24 (Call 02/01/24)	130	127,911
2.80%, 03/01/27 (Call 12/01/26)	1,095	1,010,203
2.85%, 10/30/24 (Call 07/30/24)	136	132,969
2.95%, 02/01/30 (Call 11/01/29)	1,455	1,266,985
3.10%, 05/01/26 (Call 03/01/26)	505	478,816
3.20%, 03/01/29 (Call 12/01/28)	919	824,012
3.25%, 02/01/28 (Call 12/01/27)	632	584,948
3.25%, 03/01/28 (Call 12/01/27)	643	587,027
3.25%, 02/01/35 (Call 11/01/34)	453	363,741
3.38%, 06/15/46 (Call 12/15/45)	219	158,635
3.45%, 11/01/28 (Call 08/01/28)	325	299,228
3.50%, 03/01/39 (Call 09/01/38)	200	154,754
3.55%, 03/01/38 (Call 09/01/37)	290	229,863
3.60%, 05/01/34 (Call 02/01/34)	294	249,862
3.63%, 02/01/31 (Call 11/01/30)	745	672,087
3.63%, 03/01/48 (Call 09/01/47)	250	185,768
3.65%, 03/01/47 (Call 09/01/46)	615	462,978
3.75%, 02/01/50 (Call 08/01/49)	390	298,159
3.83%, 03/01/59 (Call 09/01/58)	360	260,518
3.85%, 11/01/48 (Call 05/01/48)	172	133,340
3.90%, 05/01/49 (Call 11/01/48)	707	558,481
3.95%, 08/01/59 (Call 02/01/59)	750	558,262
4.51%, 05/01/23 (Call 04/01/23)	1,060	1,072,550
4.88%, 05/01/25 (Call 04/01/25)	1,731	1,752,066
5.04%, 05/01/27 (Call 03/01/27)	2,007	2,034,697
5.15%, 05/01/30 (Call 02/01/30)	2,049	2,040,661
5.71%, 05/01/40 (Call 11/01/39)	1,415	1,418,608
5.81%, 05/01/50 (Call 11/01/49)	2,154	2,155,249
5.88%, 02/15/40	727	739,432
5.93%, 05/01/60 (Call 11/01/59)	1,745	1,733,815
6.13%, 02/15/33	348	369,827
6.63%, 02/15/38	440	485,078
6.88%, 03/15/39	631	714,292
Bombardier Inc.
6.00%, 02/15/28 (Call 02/15/24)(b)	415	360,838
7.13%, 06/15/26 (Call 06/15/23)(b)	747	692,095
7.45%, 05/01/34(b)(c)	305	299,458
7.50%, 12/01/24 (Call 05/30/22)(b)	563	562,054
7.50%, 03/15/25 (Call 05/30/22)(b)	823	800,820
7.88%, 04/15/27 (Call 05/30/22)(b)	1,270	1,183,399
Embraer Netherlands Finance BV
5.05%, 06/15/25	620	615,344
5.40%, 02/01/27	325	314,915
6.95%, 01/17/28 (Call 10/17/27)(d)	400	400,900
F-Brasile SpA/F-Brasile U.S. LLC, Series XR, 7.38%, 08/15/26 (Call 08/15/22)(b)	348	307,830
General Dynamics Corp.
1.15%, 06/01/26 (Call 05/01/26)(c)	155	141,083
1.88%, 08/15/23 (Call 06/15/23)	385	380,573
2.13%, 08/15/26 (Call 05/15/26)	725	683,015
2.25%, 06/01/31 (Call 03/01/31)	190	167,713
2.38%, 11/15/24 (Call 09/15/24)	200	195,890

Security	Par (000)	Value

Aerospace & Defense (continued)
2.63%, 11/15/27 (Call 08/15/27)	$215	$203,979
2.85%, 06/01/41 (Call 12/01/40)	310	251,605
3.25%, 04/01/25 (Call 03/01/25)	605	603,354
3.38%, 05/15/23 (Call 04/15/23)	823	829,378
3.50%, 05/15/25 (Call 03/15/25)	454	455,471
3.50%, 04/01/27 (Call 02/01/27)	845	837,648
3.60%, 11/15/42 (Call 05/15/42)	125	112,679
3.63%, 04/01/30 (Call 01/01/30)	965	949,454
3.75%, 05/15/28 (Call 02/15/28)	770	767,474
4.25%, 04/01/40 (Call 10/01/39)	525	518,731
4.25%, 04/01/50 (Call 10/01/49)(c)	345	343,924
Hexcel Corp.
4.20%, 02/15/27 (Call 11/15/26)	254	249,240
4.95%, 08/15/25 (Call 05/15/25)	215	218,302
Howmet Aerospace Inc.
3.00%, 01/15/29 (Call 11/15/28)	350	305,799
5.13%, 10/01/24 (Call 07/01/24)	820	834,260
5.90%, 02/01/27	612	628,610
5.95%, 02/01/37	370	374,325
6.75%, 01/15/28	295	312,169
6.88%, 05/01/25 (Call 04/01/25)(c)	625	660,531
L3Harris Technologies Inc.
1.80%, 01/15/31 (Call 10/15/30)	378	309,650
2.90%, 12/15/29 (Call 09/15/29)	682	620,436
3.83%, 04/27/25 (Call 01/27/25)	520	520,556
3.85%, 06/15/23 (Call 05/15/23)	125	126,089
3.85%, 12/15/26 (Call 09/15/26)	612	608,836
3.95%, 05/28/24 (Call 02/28/24)	163	164,161
4.40%, 06/15/28 (Call 03/15/28)	1,534	1,537,292
4.85%, 04/27/35 (Call 10/27/34)	605	613,591
5.05%, 04/27/45 (Call 10/27/44)	208	214,619
6.15%, 12/15/40	15	17,367
Leonardo U.S. Holdings Inc., 6.25%, 01/15/40(b)	100	106,983
Lockheed Martin Corp.
1.85%, 06/15/30 (Call 03/15/30)	739	637,912
2.80%, 06/15/50 (Call 12/15/49)	398	308,056
2.90%, 03/01/25 (Call 05/11/22)	947	947,161
3.55%, 01/15/26 (Call 10/15/25)	814	820,374
3.60%, 03/01/35 (Call 09/01/34)	195	184,579
3.80%, 03/01/45 (Call 09/01/44)	920	850,623
3.90%, 06/15/32 (Call 03/15/32)	205	203,545
4.07%, 12/15/42	358	344,403
4.09%, 09/15/52 (Call 03/15/52)	406	391,010
4.15%, 06/15/53 (Call 12/15/52)	700	679,336
4.30%, 06/15/62 (Call 12/15/61)	700	683,774
4.50%, 05/15/36 (Call 11/15/35)	316	324,425
4.70%, 05/15/46 (Call 11/15/45)	1,042	1,101,873
5.72%, 06/01/40	335	381,682
Series B, 6.15%, 09/01/36	1,075	1,271,940
Maxar Space Robotics LLC, 9.75%, 12/31/23 (Call 05/10/22)(b)	248	264,425
Moog Inc., 4.25%, 12/15/27 (Call 12/15/22)(b)	331	310,845
Northrop Grumman Corp.
2.93%, 01/15/25 (Call 11/15/24)	1,386	1,363,186
3.20%, 02/01/27 (Call 11/01/26)	807	787,600
3.25%, 08/01/23	1,196	1,200,700
3.25%, 01/15/28 (Call 10/15/27)	855	821,638
3.85%, 04/15/45 (Call 10/15/44)	750	668,542
4.03%, 10/15/47 (Call 04/15/47)	997	918,347
4.40%, 05/01/30 (Call 02/01/30)	595	599,617

8	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Aerospace & Defense (continued)
4.75%, 06/01/43	$822	$831,124
5.05%, 11/15/40	433	450,398
5.15%, 05/01/40 (Call 11/01/39)	320	337,104
5.25%, 05/01/50 (Call 11/01/49)	203	222,695
Raytheon Technologies Corp.
1.90%, 09/01/31 (Call 06/01/31)	700	581,616
2.25%, 07/01/30 (Call 04/01/30)	1,352	1,178,782
2.38%, 03/15/32 (Call 12/15/31)	925	792,225
2.65%, 11/01/26 (Call 08/01/26)	25	23,968
2.82%, 09/01/51 (Call 03/01/51)	300	222,345
3.03%, 03/15/52 (Call 09/15/51)	1,030	794,593
3.13%, 05/04/27 (Call 02/04/27)	412	400,114
3.13%, 07/01/50 (Call 01/01/50)	697	552,470
3.20%, 03/15/24 (Call 01/15/24)	1,010	1,011,565
3.50%, 03/15/27 (Call 12/15/26)	697	688,246
3.70%, 12/15/23 (Call 09/15/23)	345	348,146
3.75%, 11/01/46 (Call 05/01/46)	395	349,038
3.95%, 08/16/25 (Call 06/16/25)	925	935,989
4.05%, 05/04/47 (Call 11/04/46)	535	491,531
4.13%, 11/16/28 (Call 08/16/28)	1,010	1,010,444
4.15%, 05/15/45 (Call 11/16/44)	216	201,725
4.35%, 04/15/47 (Call 10/15/46)	1,075	1,038,332
4.45%, 11/16/38 (Call 05/16/38)	540	535,507
4.50%, 06/01/42	1,303	1,296,224
4.63%, 11/16/48 (Call 05/16/48)	1,183	1,193,008
4.70%, 12/15/41	428	427,003
4.80%, 12/15/43 (Call 06/15/43)	345	349,978
4.88%, 10/15/40	690	708,982
5.70%, 04/15/40	260	292,458
7.20%, 08/15/27	153	176,551
Rolls-Royce PLC
3.63%, 10/14/25 (Call 07/14/25)(b)	625	585,194
5.75%, 10/15/27 (Call 07/15/27)(b)	700	676,130
Spirit AeroSystems Inc.
3.85%, 06/15/26 (Call 03/15/26)	165	154,626
3.95%, 06/15/23 (Call 05/15/23)	244	239,096
4.60%, 06/15/28 (Call 03/15/28)	425	367,306
5.50%, 01/15/25 (Call 10/15/22)(b)	385	383,753
7.50%, 04/15/25 (Call 05/31/22)(b)	605	614,444
ST Engineering RHQ Ltd., 1.50%, 04/29/25 (Call 01/29/25)(d)	400	377,576
Teledyne Technologies Inc.
0.95%, 04/01/24 (Call 05/31/22)	805	767,600
2.75%, 04/01/31 (Call 01/01/31)	568	493,297
TransDigm Inc.
4.63%, 01/15/29 (Call 01/15/24)	700	604,849
4.88%, 05/01/29 (Call 05/01/24)	471	412,488
5.50%, 11/15/27 (Call 11/15/22)	1,565	1,435,293
6.25%, 03/15/26 (Call 05/31/22)(b)	2,590	2,593,315
6.38%, 06/15/26 (Call 05/31/22)	530	523,730
7.50%, 03/15/27 (Call 05/31/22)	420	423,133
8.00%, 12/15/25 (Call 05/31/22)(b)	511	532,028
TransDigm UK Holdings PLC, 6.88%, 05/15/26 (Call 05/31/22)	500	498,055
Triumph Group Inc.
6.25%, 09/15/24 (Call 05/31/22)(b)	300	288,963
7.75%, 08/15/25 (Call 05/31/22)	360	350,230
8.88%, 06/01/24 (Call 02/01/23)(b)	324	335,110

		103,737,940

Security	Par (000)	Value

Agriculture — 0.3%
Adecoagro SA, 6.00%, 09/21/27(d)	$150	$147,547
Altria Group Inc.
2.35%, 05/06/25 (Call 04/06/25)	506	484,495
2.45%, 02/04/32 (Call 11/04/31)	690	552,890
2.63%, 09/16/26 (Call 06/16/26)	346	324,551
3.40%, 05/06/30 (Call 02/06/30)	1,020	917,439
3.40%, 02/04/41 (Call 08/04/40)	870	637,197
3.70%, 02/04/51 (Call 08/04/50)	992	707,891
3.80%, 02/14/24 (Call 01/14/24)	5	5,028
3.88%, 09/16/46 (Call 03/16/46)	672	509,329
4.00%, 02/04/61 (Call 08/04/60)(c)	848	614,156
4.25%, 08/09/42	272	218,854
4.40%, 02/14/26 (Call 12/14/25)	498	503,832
4.45%, 05/06/50 (Call 11/06/49)	622	500,623
4.50%, 05/02/43	857	713,684
4.80%, 02/14/29 (Call 11/14/28)	561	558,475
5.38%, 01/31/44	1,067	999,438
5.80%, 02/14/39 (Call 08/14/38)	1,232	1,222,908
5.95%, 02/14/49 (Call 08/14/48)	1,350	1,313,253
Amaggi Luxembourg International Sarl, 5.25%, 01/28/28(d)	400	380,952
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (Call 05/11/26)	990	951,439
2.70%, 09/15/51 (Call 03/15/51)	100	77,364
2.90%, 03/01/32 (Call 12/01/31)	150	137,582
3.25%, 03/27/30 (Call 12/27/29)	643	613,364
3.75%, 09/15/47 (Call 03/15/47)	212	198,050
4.02%, 04/16/43	170	163,329
4.50%, 03/15/49 (Call 09/15/48)	174	180,666
4.54%, 03/26/42	122	125,869
5.38%, 09/15/35	135	151,307
BAT Capital Corp.
2.26%, 03/25/28 (Call 01/25/28)	979	838,308
2.73%, 03/25/31 (Call 12/25/30)	984	807,864
2.79%, 09/06/24 (Call 08/06/24)	379	370,245
3.22%, 08/15/24 (Call 06/15/24)	930	917,863
3.22%, 09/06/26 (Call 07/06/26)	406	383,158
3.46%, 09/06/29 (Call 06/06/29)	487	431,131
3.56%, 08/15/27 (Call 05/15/27)	1,710	1,595,567
3.73%, 09/25/40 (Call 03/25/40)	540	402,592
3.98%, 09/25/50 (Call 03/25/50)	561	403,999
4.39%, 08/15/37 (Call 02/15/37)	1,325	1,128,449
4.54%, 08/15/47 (Call 02/15/47)	760	601,988
4.70%, 04/02/27 (Call 02/02/27)	375	371,437
4.74%, 03/16/32 (Call 12/16/31)	430	404,041
4.76%, 09/06/49 (Call 03/06/49)	783	634,614
4.91%, 04/02/30 (Call 01/02/30)	344	332,600
5.28%, 04/02/50 (Call 10/02/49)	437	383,599
5.65%, 03/16/52 (Call 09/16/51)	430	390,079
BAT International Finance PLC
1.67%, 03/25/26 (Call 02/25/26)	665	597,376
3.95%, 06/15/25(b)	884	871,730
4.45%, 03/16/28 (Call 02/16/28)	430	413,987
Bunge Ltd. Finance Corp.
1.63%, 08/17/25 (Call 07/17/25)	176	163,768
2.75%, 05/14/31 (Call 02/14/31)	610	527,345
3.25%, 08/15/26 (Call 05/15/26)	823	795,783
3.75%, 09/25/27 (Call 06/25/27)	535	523,342
Cargill Inc.
0.40%, 02/02/24 (Call 01/02/24)(b)	65	61,961

S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Agriculture (continued)
0.75%, 02/02/26 (Call 01/02/26)(b)	$1,331	$1,199,071
1.38%, 07/23/23(b)	220	216,179
1.70%, 02/02/31 (Call 11/02/30)(b)	950	787,103
2.13%, 04/23/30 (Call 01/23/30)(b)	480	416,746
2.13%, 11/10/31 (Call 08/10/31)(b)	875	742,919
3.13%, 05/25/51 (Call 11/25/50)(b)	1,145	922,618
3.25%, 05/23/29 (Call 02/23/29)(b)	125	119,769
3.50%, 04/22/25 (Call 04/22/23)(b)	100	99,861
3.63%, 04/22/27 (Call 03/22/27)(b)	200	198,510
3.88%, 05/23/49 (Call 11/23/48)(b)	240	221,282
4.00%, 06/22/32 (Call 03/22/32)	200	197,786
4.38%, 04/22/52 (Call 10/22/51)(b)	75	74,924
Darling Ingredients Inc., 5.25%, 04/15/27 (Call 05/10/22)(b)	392	393,180
Imperial Brands Finance PLC
3.13%, 07/26/24 (Call 06/26/24)(b)	930	911,074
3.50%, 07/26/26 (Call 05/26/26)(b)	600	572,202
3.88%, 07/26/29 (Call 04/26/29)(b)	430	401,306
4.25%, 07/21/25 (Call 04/21/25)(b)	465	461,661
IOI Investment L Bhd, 3.38%, 11/02/31 (Call 05/02/31)(d)	200	172,664
JT International Financial Services BV, 2.25%, 09/14/31 (Call 06/14/31)(d)	200	167,804
MHP Lux SA, 6.95%, 04/03/26(d)	600	306,000
MHP SE, 7.75%, 05/10/24(d)	400	202,000
Philip Morris International Inc.
0.88%, 05/01/26 (Call 04/01/26)	1,008	905,446
1.13%, 05/01/23	485	477,322
1.50%, 05/01/25 (Call 04/01/25)	315	297,322
1.75%, 11/01/30 (Call 08/01/30)	546	446,612
2.10%, 05/01/30 (Call 02/01/30)	325	277,885
2.13%, 05/10/23 (Call 03/10/23)	95	94,571
2.75%, 02/25/26 (Call 11/25/25)	340	329,446
2.88%, 05/01/24 (Call 04/01/24)	951	947,567
3.13%, 08/17/27 (Call 05/17/27)	232	223,502
3.13%, 03/02/28 (Call 12/02/27)	655	622,538
3.25%, 11/10/24	577	575,915
3.38%, 08/11/25 (Call 05/11/25)	385	382,278
3.38%, 08/15/29 (Call 05/15/29)	700	661,283
3.60%, 11/15/23	392	396,367
3.88%, 08/21/42	418	348,934
4.13%, 03/04/43	776	668,190
4.25%, 11/10/44	750	657,585
4.38%, 11/15/41	558	500,470
4.50%, 03/20/42	434	395,656
4.88%, 11/15/43	553	525,737
6.38%, 05/16/38	871	985,493
Reynolds American Inc.
4.45%, 06/12/25 (Call 03/12/25)	1,686	1,698,881
5.70%, 08/15/35 (Call 02/15/35)	756	737,221
5.85%, 08/15/45 (Call 02/15/45)	1,505	1,405,535
6.15%, 09/15/43	698	679,803
7.25%, 06/15/37	436	480,520
Turning Point Brands Inc., 5.63%, 02/15/26 (Call 02/15/23)(b)	125	118,899
Vector Group Ltd.
5.75%, 02/01/29 (Call 02/01/24)(b)	560	492,884
10.50%, 11/01/26 (Call 05/31/22)(b)	305	312,055
Viterra Finance BV
2.00%, 04/21/26 (Call 03/21/26)(b)	470	422,300

Security	Par (000)	Value

Agriculture (continued)
3.20%, 04/21/31 (Call 01/21/31)(b)	$325	$279,188
4.90%, 04/21/27 (Call 03/21/27)(b)	300	294,432
5.25%, 04/21/32 (Call 01/21/32)(b)	300	288,507

		54,979,341

Airlines — 0.2%
Air Canada, 3.88%, 08/15/26 (Call 02/15/26)(b)	710	656,466
Air Canada 2020-2 Pass Through Trust, 5.25%, 10/01/30(b)	284	289,567
Air Canada Pass Through Trust
Series 2015-1, Class A, 3.60%, 09/15/28(b)	261	245,477
Series 2017-1, Class AA, 3.30%, 07/15/31(b)	357	338,417
Series 2020-1, Class C, 10.50%, 07/15/26(b)	210	237,245
Alaska Airlines Pass Through Trust, Series 2020-1,4.80%, 02/15/29(b)	57	57,367
Allegiant Travel Co., 8.50%, 02/05/24 (Call 08/05/23)(b)	38	39,056
American Airlines 2021-1 Pass Through Trust,
Series B, 3.95%, 01/11/32	245	216,698
American Airlines Group Inc., 3.75%, 03/01/25(b)(c)	450	404,194
American Airlines Inc., 11.75%, 07/15/25(b)	1,560	1,797,635
American Airlines Inc./AAdvantage Loyalty IP Ltd.
5.50%, 04/20/26(b)	2,060	2,041,687
5.75%, 04/20/29(b)	1,780	1,717,326
American Airlines Pass Through Trust Class A, 2.88%, 01/11/36	900	799,470
Class A, 3.25%, 04/15/30	146	128,140
Series 2013-1, Class A, 4.00%, 01/15/27	159	149,995
Series 2014-1, Class A, 3.70%, 04/01/28	333	315,075
Series 2015-1, Class A, 3.38%, 11/01/28	398	370,428
Series 2015-2, Class AA, 3.60%, 03/22/29	45	43,088
Series 2016-1, Class A, 4.10%, 07/15/29	125	113,028
Series 2016-1, Class AA, 3.58%, 07/15/29	148	140,031
Series 2016-2, Class A, 3.65%, 12/15/29(c)	172	150,198
Series 2016-2, Class AA, 3.20%, 12/15/29	469	435,484
Series 2016-3, Class AA, 3.00%, 04/15/30	397	364,137
Series 2017-1, Class AA, 3.65%, 02/15/29	265	251,808
Series 2017-2, Class AA, 3.35%, 03/01/29	470	440,227
Series 2019-1, Class AA, 3.15%, 08/15/33	53	48,666
Avianca Midco 2 Ltd., 9.00%, 12/01/28 (Call 12/01/24)(d)	400	377,532
Azul Investments LLP, 7.25%, 06/15/26(d)	200	171,850
British Airways Pass Through Trust
Class A, 2.90%, 09/15/36(b)	278	248,836
Class A, 4.25%, 05/15/34(b)	212	204,536
Series 2013-1, Class A, 4.63%, 12/20/25(b)	108	107,418
Series 2018-1, Class AA, 3.80%, 03/20/33(b)	159	153,371
Series 2019-1, Class AA, 3.30%, 06/15/34(b)	348	322,440
Continental Airlines 2012-2 Class A Pass Through Trust, Series 2012-2 A, Class A, 4.00%, 10/29/24	343	339,372
Delta Air Lines Inc.
2.90%, 10/28/24 (Call 09/28/24)	535	510,909
3.75%, 10/28/29 (Call 07/28/29)(c)	428	377,864
3.80%, 04/19/23 (Call 03/19/23)	388	387,236
4.38%, 04/19/28 (Call 01/19/28)(c)	320	299,552
7.00%, 05/01/25(b)	2,710	2,899,944
7.38%, 01/15/26 (Call 12/15/25)	710	756,313
Delta Air Lines Inc. Pass Through Trust, Series 2019-1, Class AA, 3.20%, 10/25/25	55	54,289
Delta Air Lines Inc./SkyMiles IP Ltd.
4.50%, 10/20/25(b)	1,785	1,778,056
4.75%, 10/20/28(b)	1,481	1,466,575

10	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Airlines (continued)
Gol Finance SA
7.00%, 01/31/25(d)	$200	$172,066
8.00%, 06/30/26 (Call 12/24/22)(d)	600	529,122
Hawaiian Airlines Pass Through Certificates, Series 2013-1, Class A, 3.90%, 07/15/27	92	82,869
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., 5.75%, 01/20/26 (Call 01/20/24)(b)	755	736,888
JetBlue Pass Through Trust
Series 1A, Class A, 4.00%, 11/15/32	397	380,130
Series 2019-1, Class AA, 2.75%, 11/15/33	183	164,083
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 06/20/27 (Call 06/30/23)(b)	225	231,365
Southwest Airlines Co.
2.63%, 02/10/30 (Call 11/10/29)	370	320,553
3.00%, 11/15/26 (Call 08/15/26)	398	381,029
3.45%, 11/16/27 (Call 08/16/27)	324	308,749
4.75%, 05/04/23	982	997,712
5.13%, 06/15/27 (Call 04/15/27)	1,786	1,846,653
5.25%, 05/04/25 (Call 04/04/25)	539	556,264
Spirit Airlines Pass Through Trust, Series 2015-1, Class A, 4.10%, 10/01/29	178	173,441
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., 8.00%, 09/20/25 (Call 09/20/23)(b)	353	372,595
U.S. Airways Pass Through Trust, Series 2013-1, Class A, 3.95%, 05/15/27	245	234,278
United Airlines Holdings Inc.
4.88%, 01/15/25(c)	210	203,454
5.00%, 02/01/24(c)	485	483,259
United Airlines Inc.
4.38%, 04/15/26 (Call 10/15/25)(b)	1,115	1,074,414
4.63%, 04/15/29 (Call 10/15/28)(b)	1,165	1,070,379
United Airlines Pass Through Trust
Series 2013-1, Class A, 4.30%, 08/15/25	330	328,933
Series 2014-1, Class A, 4.00%, 10/11/27	105	102,951
Series 2014-2, Class A, 3.75%, 03/03/28	659	644,731
Series 2016-1, Class AA, 3.10%, 01/07/30	99	92,434
Series 2016-1, Class B, 3.65%, 07/07/27(c)	59	55,317
Series 2016-2, Class AA, 2.88%, 04/07/30	152	140,973
Series 2018-1, Class AA, 3.50%, 09/01/31	323	300,253
Series 2018-1, Class B, 4.60%, 09/01/27	272	261,714
Series 2019, Class AA, 4.15%, 02/25/33	690	676,914
Series 2019-2, Class AA, 2.70%, 11/01/33	25	22,368
Series 2019-2, Class B, 3.50%, 11/01/29	251	229,203
Series 2020-1, Class A, 5.88%, 10/15/27	650	657,817
Series 2020-1, Class B, 4.88%, 07/15/27	1,154	1,116,101
Unity 1 Sukuk Ltd., 2.39%, 11/03/25(d)	400	385,356

		37,581,371

Apparel — 0.1%
Crocs Inc.
4.13%, 08/15/31 (Call 08/15/26)(b)	200	159,684
4.25%, 03/15/29 (Call 03/15/24)(b)	186	158,115
Hanesbrands Inc.
4.63%, 05/15/24 (Call 02/15/24)(b)	524	519,352
4.88%, 05/15/26 (Call 02/15/26)(b)	495	483,863
Kontoor Brands Inc., 4.13%, 11/15/29 (Call 11/15/24)(b)	206	180,050
Levi Strauss & Co., 3.50%, 03/01/31 (Call 03/01/26)(b)	300	261,069
Michael Kors USA Inc., 4.50%, 11/01/24 (Call 09/01/24)(b)	495	484,467

Security	Par (000)	Value

Apparel (continued)
NIKE Inc.
2.25%, 05/01/23 (Call 02/01/23)	$277	$276,701
2.38%, 11/01/26 (Call 08/01/26)	785	751,292
2.40%, 03/27/25 (Call 02/27/25)	310	302,892
2.75%, 03/27/27 (Call 01/27/27)	556	536,718
2.85%, 03/27/30 (Call 12/27/29)	1,617	1,508,322
3.25%, 03/27/40 (Call 09/27/39)	1,335	1,186,321
3.38%, 11/01/46 (Call 05/01/46)	435	385,010
3.38%, 03/27/50 (Call 09/27/49)	482	424,150
3.63%, 05/01/43 (Call 11/01/42)	192	175,757
3.88%, 11/01/45 (Call 05/01/45)	290	276,010
PVH Corp., 4.63%, 07/10/25 (Call 06/10/25)	587	591,796
Ralph Lauren Corp.
2.95%, 06/15/30 (Call 03/15/30)	204	186,030
3.75%, 09/15/25 (Call 07/15/25)	333	334,492
Tapestry Inc., 4.13%, 07/15/27 (Call 04/15/27)	149	146,282
Under Armour Inc., 3.25%, 06/15/26 (Call 03/15/26)	425	392,483
VF Corp.
2.40%, 04/23/25 (Call 03/23/25)	401	387,871
2.80%, 04/23/27 (Call 02/23/27)	211	202,796
2.95%, 04/23/30 (Call 01/23/30)	95	85,930
William Carter Co. (The), 5.63%, 03/15/27 (Call 05/31/22)(b)	251	250,076
Wolverine World Wide Inc., 4.00%, 08/15/29 (Call 08/15/24)(b)	300	255,129

		10,902,658

Auto Manufacturers — 0.8%
Allison Transmission Inc.
3.75%, 01/30/31 (Call 01/30/26)(b)	655	566,837
4.75%, 10/01/27 (Call 10/01/22)(b)(c)	305	294,017
5.88%, 06/01/29 (Call 06/01/24)(b)(c)	340	335,267
American Honda Finance Corp.
0.65%, 09/08/23	105	101,980
0.75%, 08/09/24	200	189,024
0.88%, 07/07/23	820	802,796
1.00%, 09/10/25	125	115,046
1.20%, 07/08/25	435	404,667
1.30%, 09/09/26	375	340,628
1.50%, 01/13/25	210	199,991
1.80%, 01/13/31	338	284,177
1.95%, 05/10/23	561	556,512
2.00%, 03/24/28	460	415,550
2.15%, 09/10/24	401	390,698
2.25%, 01/12/29	200	179,618
2.30%, 09/09/26	305	289,049
2.35%, 01/08/27	721	679,744
2.40%, 06/27/24	639	630,022
2.90%, 02/16/24	295	293,749
3.45%, 07/14/23	635	639,604
3.50%, 02/15/28	513	504,269
3.55%, 01/12/24	212	213,516
3.63%, 10/10/23	574	578,954
Aston Martin Capital Holdings Ltd., 10.50%, 11/30/25 (Call 11/01/24)(b)	705	710,238
Baic Finance Investment Co. Ltd., 2.00%, 03/16/24(d)	200	192,718
BMW Finance NV
2.40%, 08/14/24 (Call 07/14/24)(b)	1,030	1,009,338
2.85%, 08/14/29 (Call 05/14/29)(b)	535	494,629
BMW U.S. Capital LLC
0.75%, 08/12/24(b)	265	250,372

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers (continued)
0.80%, 04/01/24(b)	$910	$869,123
1.25%, 08/12/26 (Call 07/12/26)(b)	460	416,562
1.95%, 08/12/31 (Call 05/12/31)(b)	320	267,638
2.25%, 09/15/23 (Call 07/15/23)(b)	1,255	1,243,805
2.55%, 04/01/31 (Call 01/01/31)(b)	455	400,241
2.80%, 04/11/26 (Call 01/11/26)(b)	495	478,799
3.15%, 04/18/24 (Call 03/18/24)(b)	268	267,191
3.30%, 04/06/27 (Call 01/06/27)(b)	65	63,320
3.45%, 04/01/27 (Call 03/01/27)(b)	700	688,758
3.63%, 04/18/29 (Call 01/18/29)(b)	130	126,692
3.70%, 04/01/32 (Call 01/01/32)(b)	700	672,315
3.75%, 04/12/28 (Call 01/12/28)(b)	640	632,749
3.90%, 04/09/25 (Call 03/09/25)(b)	650	654,790
4.15%, 04/09/30 (Call 01/09/30)(b)	140	139,021
Cummins Inc.
0.75%, 09/01/25 (Call 08/01/25)	185	169,762
1.50%, 09/01/30 (Call 06/01/30)	1,018	834,495
2.60%, 09/01/50 (Call 03/01/50)	90	63,245
3.65%, 10/01/23 (Call 07/01/23)	172	173,457
4.88%, 10/01/43 (Call 04/01/43)	245	248,236
Daimler Finance North America LLC
0.75%, 03/01/24(b)	95	90,865
2.13%, 03/10/25(b)	1,680	1,607,693
2.63%, 03/10/30(b)	375	335,160
2.70%, 06/14/24(b)	304	298,960
3.10%, 08/15/29(b)	963	890,168
3.25%, 08/01/24(b)	290	288,347
3.30%, 05/19/25(b)	230	227,364
3.45%, 01/06/27(b)	40	39,131
3.50%, 08/03/25(b)	1,265	1,254,640
3.65%, 02/22/24(b)	285	285,770
3.70%, 05/04/23(b)	405	408,236
3.75%, 02/22/28(b)	1,005	983,553
4.30%, 02/22/29(b)	665	665,412
8.50%, 01/18/31	428	551,397
Daimler Trucks Finance North America LLC
1.63%, 12/13/24(b)	640	607,731
2.00%, 12/14/26(b)	290	265,307
3.50%, 04/07/25(b)	500	494,745
3.65%, 04/07/27(b)	500	488,740
Ford Holdings LLC, 9.30%, 03/01/30	235	275,138
Ford Motor Co.
3.25%, 02/12/32 (Call 11/12/31)	1,400	1,136,772
4.35%, 12/08/26 (Call 09/08/26)	829	795,774
4.75%, 01/15/43	1,066	858,471
5.29%, 12/08/46 (Call 06/08/46)	776	667,104
6.38%, 02/01/29	360	363,575
6.63%, 10/01/28	500	519,075
7.40%, 11/01/46	265	285,559
7.45%, 07/16/31	858	936,181
7.50%, 08/01/26	2	2,183
9.00%, 04/22/25 (Call 03/22/25)	70	78,068
9.63%, 04/22/30 (Call 01/22/30)	520	639,600
Ford Motor Credit Co. LLC
2.30%, 02/10/25 (Call 01/10/25)	650	603,603
2.70%, 08/10/26 (Call 07/10/26)	343	305,990
2.90%, 02/16/28 (Call 12/16/27)	400	343,080
2.90%, 02/10/29 (Call 12/10/28)	500	419,355
3.10%, 05/04/23	615	608,198
3.37%, 11/17/23	500	491,920

Security	Par (000)	Value

Auto Manufacturers (continued)
3.38%, 11/13/25 (Call 10/13/25)	$1,100	$1,037,146
3.63%, 06/17/31 (Call 03/17/31)	590	494,149
3.66%, 09/08/24	415	402,787
3.81%, 01/09/24 (Call 11/09/23)	410	403,907
3.82%, 11/02/27 (Call 08/02/27)	545	495,961
4.00%, 11/13/30 (Call 08/13/30)	1,015	879,700
4.06%, 11/01/24 (Call 10/01/24)	800	782,960
4.13%, 08/04/25	710	687,479
4.13%, 08/17/27 (Call 06/17/27)	633	586,987
4.27%, 01/09/27 (Call 11/09/26)	610	577,091
4.38%, 08/06/23	555	555,527
4.39%, 01/08/26	660	636,537
4.54%, 08/01/26 (Call 06/01/26)	510	489,768
4.69%, 06/09/25 (Call 04/09/25)	310	303,890
4.95%, 05/28/27 (Call 04/28/27)	800	777,760
5.11%, 05/03/29 (Call 02/03/29)	1,117	1,058,536
5.13%, 06/16/25 (Call 05/16/25)	900	896,733
5.58%, 03/18/24 (Call 02/18/24)	745	752,815
Geely Automobile Holdings Ltd., 4.00%, (Call 12/09/24)(a)(d)(e)	200	190,056
General Motors Co.
4.00%, 04/01/25	68	67,854
4.20%, 10/01/27 (Call 07/01/27)	610	590,456
4.88%, 10/02/23	754	769,706
5.00%, 10/01/28 (Call 07/01/28)	441	437,644
5.00%, 04/01/35	303	287,505
5.15%, 04/01/38 (Call 10/01/37)	225	211,214
5.20%, 04/01/45	1,362	1,242,076
5.40%, 10/02/23	586	602,349
5.40%, 04/01/48 (Call 10/01/47)	365	341,928
5.95%, 04/01/49 (Call 10/01/48)	530	530,822
6.13%, 10/01/25 (Call 09/01/25)	1,065	1,122,446
6.25%, 10/02/43	720	743,796
6.60%, 04/01/36 (Call 10/01/35)	613	660,894
6.75%, 04/01/46 (Call 10/01/45)	1,069	1,156,252
6.80%, 10/01/27 (Call 08/01/27)	599	644,847
General Motors Financial Co. Inc.
1.05%, 03/08/24	480	459,302
1.20%, 10/15/24	140	131,492
1.25%, 01/08/26 (Call 12/08/25)	890	796,087
1.50%, 06/10/26 (Call 05/10/26)	750	666,892
1.70%, 08/18/23	164	160,774
2.35%, 02/26/27 (Call 01/26/27)	200	180,206
2.35%, 01/08/31 (Call 10/08/30)	545	440,703
2.40%, 04/10/28 (Call 02/10/28)	547	477,208
2.40%, 10/15/28 (Call 08/15/28)	205	175,775
2.70%, 08/20/27 (Call 06/20/27)	550	496,931
2.70%, 06/10/31 (Call 03/10/31)	390	321,364
2.75%, 06/20/25 (Call 05/20/25)	893	856,548
2.90%, 02/26/25 (Call 01/26/25)	1,168	1,131,407
3.10%, 01/12/32 (Call 10/12/31)	170	143,443
3.50%, 11/07/24 (Call 09/07/24)	125	124,026
3.60%, 06/21/30 (Call 03/21/30)	825	742,005
3.70%, 05/09/23 (Call 03/09/23)	1,420	1,428,250
3.85%, 01/05/28 (Call 10/05/27)	246	233,043
3.95%, 04/13/24 (Call 02/13/24)	1,057	1,061,323
4.00%, 01/15/25 (Call 10/15/24)	727	726,222
4.00%, 10/06/26 (Call 07/06/26)	847	828,256
4.15%, 06/19/23 (Call 05/19/23)	470	474,968
4.25%, 05/15/23	991	1,002,426

12	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers (continued)
4.30%, 07/13/25 (Call 04/13/25)	$680	$681,251
4.35%, 04/09/25 (Call 02/09/25)	424	425,857
4.35%, 01/17/27 (Call 10/17/26)	800	789,192
5.10%, 01/17/24 (Call 12/17/23)	514	525,159
5.25%, 03/01/26 (Call 12/01/25)	682	700,257
5.65%, 01/17/29 (Call 10/17/28)	453	466,427
Harley-Davidson Financial Services Inc., 3.35%, 06/08/25 (Call 05/08/25)(b)	952	926,743
Honda Motor Co. Ltd., 2.97%, 03/10/32 (Call 12/10/31)	600	545,784
Hyundai Assan Otomotiv Sanayi ve Ticaret AS, 1.63%, 07/12/26(d)	200	181,016
Hyundai Capital America
0.80%, 01/08/24(b)	1,400	1,333,206
0.88%, 06/14/24(b)	1,310	1,230,548
1.00%, 09/17/24(b)	690	644,301
1.25%, 09/18/23(b)	2,245	2,178,346
1.30%, 01/08/26 (Call 12/08/25)(b)	1,250	1,122,225
1.50%, 06/15/26 (Call 05/15/26)(b)	805	719,115
1.65%, 09/17/26 (Call 08/17/26)(b)	690	615,190
1.80%, 10/15/25 (Call 09/15/25)(b)	1,130	1,041,046
1.80%, 01/10/28 (Call 11/08/27)(b)	808	695,486
2.00%, 06/15/28 (Call 04/15/28)(b)	985	847,671
2.10%, 09/15/28 (Call 07/17/28)(b)	515	442,225
2.38%, 10/15/27 (Call 08/15/27)(b)	605	540,489
2.65%, 02/10/25 (Call 01/10/25)(b)	1,190	1,143,423
2.75%, 09/27/26(d)	50	46,557
3.00%, 02/10/27 (Call 12/10/26)(b)	650	607,939
3.40%, 06/20/24(d)	400	396,088
3.50%, 11/02/26 (Call 09/02/26)(b)	952	916,252
4.13%, 06/08/23(d)	500	504,195
4.30%, 02/01/24(d)	50	50,441
5.88%, 04/07/25 (Call 03/07/25)(b)	593	619,738
6.38%, 04/08/30 (Call 01/08/30)(b)	40	43,826
Hyundai Capital Services Inc.
1.25%, 02/08/26(d)	600	542,376
2.13%, 04/24/25(d)	400	379,968
Jaguar Land Rover Automotive PLC
4.50%, 10/01/27 (Call 07/01/27)(b)	385	320,759
5.50%, 07/15/29 (Call 07/15/24)(b)	340	283,880
5.88%, 01/15/28 (Call 01/15/24)(b)	350	301,378
7.75%, 10/15/25 (Call 10/15/22)(b)	500	510,660
JB Poindexter & Co. Inc., 7.13%, 04/15/26 (Call 05/31/22)(b)	280	280,829
Kia Corp.
1.00%, 04/16/24(d)	261	249,096
1.75%, 10/16/26(d)	600	546,690
2.75%, 02/14/27(d)	200	189,114
3.25%, 04/21/26(b)(c)	300	292,365
Nissan Motor Acceptance Co. LLC
1.13%, 09/16/24(b)	1,180	1,095,654
1.85%, 09/16/26 (Call 08/16/26)(b)	1,670	1,449,827
2.45%, 09/15/28 (Call 07/15/28)(b)	630	531,600
Nissan Motor Acceptance Corp.
2.75%, 03/09/28 (Call 01/09/28)(b)	130	113,079
3.88%, 09/21/23(b)	200	200,172
Nissan Motor Co. Ltd.
3.04%, 09/15/23(b)	1,630	1,614,205
3.52%, 09/17/25 (Call 08/17/25)(b)	1,475	1,425,558
4.35%, 09/17/27 (Call 07/17/27)(b)	1,495	1,428,622
4.81%, 09/17/30 (Call 06/17/30)(b)	893	836,187

Security	Par (000)	Value

Auto Manufacturers (continued)
PACCAR Financial Corp.
0.35%, 08/11/23	$45	$43,697
0.50%, 08/09/24	315	296,995
0.80%, 06/08/23	30	29,459
1.10%, 05/11/26	215	195,794
1.80%, 02/06/25	249	239,615
2.00%, 02/04/27	200	187,330
2.15%, 08/15/24	210	205,628
3.40%, 08/09/23	97	97,760
PM General Purchaser LLC, 9.50%, 10/01/28 (Call 10/01/23)(b)	505	482,285
Stellantis Finance U.S. Inc.
1.71%, 01/29/27 (Call 12/29/26)(b)	1,820	1,615,505
2.69%, 09/15/31 (Call 06/15/31)(b)	900	743,112
Toyota Motor Corp.
0.68%, 03/25/24 (Call 02/25/24)	465	444,456
1.34%, 03/25/26 (Call 02/25/26)	644	592,924
2.36%, 07/02/24	155	152,525
2.36%, 03/25/31 (Call 12/25/30)	575	514,027
2.76%, 07/02/29	615	573,119
3.42%, 07/20/23	510	513,861
3.67%, 07/20/28	165	164,159
Toyota Motor Credit Corp.
0.45%, 01/11/24	250	239,913
0.50%, 08/14/23	2,185	2,124,934
0.50%, 06/18/24	895	846,706
0.63%, 09/13/24	915	863,055
0.80%, 10/16/25	600	548,970
0.80%, 01/09/26	10	9,080
1.13%, 06/18/26	1,335	1,212,434
1.15%, 08/13/27	105	92,249
1.35%, 08/25/23	233	228,981
1.45%, 01/13/25	500	476,195
1.65%, 01/10/31	45	37,256
1.80%, 02/13/25	435	416,404
1.90%, 01/13/27	500	464,175
1.90%, 04/06/28	1,060	956,523
1.90%, 09/12/31	795	668,778
2.00%, 10/07/24	235	228,540
2.15%, 02/13/30	192	169,887
2.25%, 10/18/23	25	24,780
2.90%, 04/17/24	351	349,743
3.00%, 04/01/25	467	461,317
3.05%, 03/22/27	790	768,235
3.05%, 01/11/28	334	323,239
3.20%, 10/24/25(d)(f)	450	447,354
3.20%, 01/11/27	667	655,581
3.35%, 01/08/24	40	40,236
3.38%, 04/01/30	686	658,828
3.40%, 04/14/25	427	427,175
3.45%, 09/20/23	563	567,594
3.65%, 01/08/29	326	321,009
Volkswagen Group of America Finance LLC
0.88%, 11/22/23(b)	1,785	1,714,689
1.25%, 11/24/25 (Call 10/24/25)(b)	1,600	1,458,240
1.63%, 11/24/27 (Call 09/24/27)(b)	1,303	1,134,809
2.70%, 09/26/22(b)	43	43,090
2.85%, 09/26/24(b)	573	562,411
3.20%, 09/26/26 (Call 07/26/26)(b)	335	321,697
3.35%, 05/13/25(b)	425	418,264

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers (continued)
3.75%, 05/13/30(b)	$145	$137,292
4.25%, 11/13/23(b)	405	409,986
4.63%, 11/13/25(b)(c)	300	306,828
4.75%, 11/13/28(b)	566	573,171
Wabash National Corp., 4.50%, 10/15/28 (Call 10/15/24)(b)	215	179,848

		136,218,062

Auto Parts & Equipment — 0.1%
Adient Global Holdings Ltd., 4.88%, 08/15/26 (Call 05/30/22)(b)	435	388,281
American Axle & Manufacturing Inc.
5.00%, 10/01/29 (Call 10/01/24)(c)	345	297,276
6.25%, 03/15/26 (Call 05/10/22)(c)	36	34,755
6.50%, 04/01/27 (Call 05/31/22)	280	261,943
6.88%, 07/01/28 (Call 07/01/23)(c)	270	254,189
Aptiv PLC
3.10%, 12/01/51 (Call 06/01/51)	1,100	757,306
4.35%, 03/15/29 (Call 12/15/28)	265	259,451
4.40%, 10/01/46 (Call 04/01/46)	118	101,482
5.40%, 03/15/49 (Call 09/15/48)	269	265,807
Aptiv PLC/Aptiv Corp.
3.25%, 03/01/32 (Call 12/01/31)	640	566,688
4.15%, 05/01/52 (Call 11/01/51)	600	492,582
BorgWarner Inc.
2.65%, 07/01/27 (Call 05/01/27)	448	416,559
3.38%, 03/15/25 (Call 12/15/24)	165	163,614
4.38%, 03/15/45 (Call 09/15/44)	95	84,291
5.00%, 10/01/25(b)	1,182	1,214,588
Clarios Global LP, 6.75%, 05/15/25 (Call 05/30/22)(b)(c)	256	262,418
Clarios Global LP/Clarios US Finance Co.
6.25%, 05/15/26 (Call 05/31/22)(b)	510	517,232
8.50%, 05/15/27 (Call 05/31/22)(b)	1,166	1,167,819
Cooper-Standard Automotive Inc.
5.63%, 11/15/26 (Call 05/16/22)(b)	248	116,133
13.00%, 06/01/24 (Call 06/01/22)(b)	200	202,300
Dana Financing Luxembourg Sarl, 5.75%, 04/15/25 (Call 05/30/22)(b)	195	193,998
Dana Inc.
4.25%, 09/01/30 (Call 05/01/26)	300	257,832
4.50%, 02/15/32 (Call 02/15/27)	175	144,818
5.38%, 11/15/27 (Call 11/15/22)	415	392,677
5.63%, 06/15/28 (Call 06/15/23)	265	252,874
Dealer Tire LLC/DT Issuer LLC, 8.00%, 02/01/28 (Call 08/01/23)(b)	250	246,012
Dornoch Debt Merger Sub Inc., 6.63%, 10/15/29 (Call 10/15/24)(b)	380	310,023
Goodyear Tire & Rubber Co. (The)
4.88%, 03/15/27 (Call 12/15/26)(c)	354	329,355
5.00%, 05/31/26 (Call 05/31/22)(c)	445	427,471
5.00%, 07/15/29 (Call 04/15/29)(c)	510	451,885
5.25%, 04/30/31 (Call 01/30/31)	335	291,286
5.25%, 07/15/31 (Call 04/15/31)(c)	335	292,137
5.63%, 04/30/33 (Call 01/30/33)	260	222,277
7.00%, 03/15/28	214	217,662
9.50%, 05/31/25 (Call 05/31/22)	432	452,904
IHO Verwaltungs GmbH
4.75%, 09/15/26 (Call 05/10/22), (5.50% PIK)(b)(g)	315	296,415
6.00%, 05/15/27 (Call 05/15/22), (6.75% PIK)(b)(g)	225	209,657
6.38%, 05/15/29 (Call 05/15/24), (7.13% PIK)(b)(g)	210	200,012

Security	Par (000)	Value

Auto Parts & Equipment (continued)
Lear Corp.
2.60%, 01/15/32 (Call 10/15/31)	$425	$350,400
3.50%, 05/30/30 (Call 02/28/30)	45	41,252
3.55%, 01/15/52 (Call 07/15/51)	175	125,825
3.80%, 09/15/27 (Call 06/15/27)	132	127,416
4.25%, 05/15/29 (Call 02/15/29)	280	270,740
5.25%, 05/15/49 (Call 11/15/48)(c)	475	445,854
Levc Finance Ltd., 1.38%, 03/25/24(d)	200	191,718
Magna International Inc.
2.45%, 06/15/30 (Call 03/15/30)	300	262,941
3.63%, 06/15/24 (Call 03/15/24)	1,010	1,013,111
4.15%, 10/01/25 (Call 07/01/25)	140	141,904
Meritor Inc.
4.50%, 12/15/28 (Call 12/15/23)(b)	165	164,787
6.25%, 06/01/25 (Call 06/01/22)(b)	72	74,546
Nemak SAB de CV, 3.63%, 06/28/31 (Call 03/28/31)(d)	400	326,364
Real Hero Merger Sub 2 Inc., 6.25%, 02/01/29 (Call 02/01/24)(b)	320	259,805
Tenneco Inc.
5.00%, 07/15/26 (Call 05/31/22)(c)	390	373,920
5.13%, 04/15/29 (Call 04/15/24)(b)	460	448,081
5.38%, 12/15/24 (Call 05/31/22)	175	170,424
7.88%, 01/15/29 (Call 01/15/24)(b)	500	504,960
Titan International Inc., 7.00%, 04/30/28 (Call 04/30/24)(c)	215	210,810
Toyota Industries Corp., 3.57%, 03/16/28 (Call 12/16/27)(b)(c)	499	493,092
Wheel Pros Inc., 6.50%, 05/15/29 (Call 05/15/24)(b)(c)	240	182,400
ZF North America Capital Inc., 4.75%, 04/29/25(b)	795	777,645

		19,972,004

Banks — 6.5%
ABN AMRO Bank NV
1.54%, 06/16/27 (Call 06/16/26)(a)(b)	555	495,632
2.47%, 12/13/29 (Call 12/13/28)(a)(b)	600	528,240
3.32%, 03/13/37 (Call 12/13/31)(a)(b)	835	699,813
4.40%, 03/27/28 (Call 03/27/23)(a)(d)	600	599,928
4.75%, 07/28/25(b)	500	503,887
4.80%, 04/18/26(b)	870	874,228
ABQ Finance Ltd.
1.88%, 09/08/25(d)	400	374,752
3.13%, 09/24/24(d)	600	591,678
Access Bank PLC, 6.13%, 09/21/26(d)	400	375,968
ADIB Capital Invest 2 Ltd., 7.13%, (Call 09/20/23)(a)(d)(e)	400	414,736
Agricultural Bank of China Ltd., 0.75%, 03/02/24(d)	400	382,720
Agricultural Bank of China Ltd./Hong Kong
0.70%, 06/17/24(d)	400	379,652
1.00%, 10/22/23(d)	800	776,008
1.20%, 10/22/25(d)	400	371,552
Agricultural Bank of China Ltd./New York
0.85%, 01/19/24(d)	400	384,728
1.25%, 01/19/26(d)	400	369,192
1.50%, 01/18/25(d)	200	190,752
2.00%, 01/18/27(d)	200	186,422
Agricultural Bank Of China Ltd./Singapore, 1.25%, 03/02/26(d)	200	184,118
AHB Sukuk Co. Ltd., 4.38%, 09/19/23(d)	200	203,268
AIB Group PLC
4.26%, 04/10/25 (Call 04/10/24)(a)(b)	455	451,342
4.75%, 10/12/23(b)	1,096	1,112,013

14	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Akbank TAS
5.13%, 03/31/25(d)	$200	$188,090
6.80%, 02/06/26(d)	400	384,860
6.80%, 06/22/31 (Call 06/22/26)(a)(d)	400	370,468
AKCB Finance Ltd., 4.75%, 10/09/23(d)	400	405,600
ANZ New Zealand Int’l Ltd./London
1.25%, 06/22/26(b)	385	347,505
2.17%, 02/18/25(b)(c)	365	352,225
3.40%, 03/19/24(b)	769	770,384
3.45%, 07/17/27(b)	901	883,358
3.45%, 01/21/28(b)	954	925,685
Arab National Bank, 3.33%, 10/28/30 (Call 10/28/25)(a)(d)	400	386,672
ASB Bank Ltd.
1.63%, 10/22/26(b)	480	436,373
2.38%, 10/22/31(b)	400	341,612
3.13%, 05/23/24(b)	270	268,726
3.75%, 06/14/23(b)	540	545,065
AUB Sukuk Ltd., 2.62%, 09/09/26(d)	400	377,616
Australia & New Zealand Banking Group Ltd.
2.57%, 11/25/35 (Call 11/25/30)(a)(b)	1,180	973,783
2.95%, 07/22/30 (Call 07/22/25)(a)(b)	1,234	1,173,374
4.40%, 05/19/26(b)	295	293,947
Australia & New Zealand Banking Group Ltd./New York NY, 3.70%, 11/16/25	310	312,948
Banco Bilbao Vizcaya Argentaria SA
0.88%, 09/18/23	1,875	1,812,656
1.13%, 09/18/25	2,830	2,568,649
Banco Bradesco SA/Cayman Islands, 3.20%, 01/27/25(d)	800	776,720
Banco de Bogota SA, 6.25%, 05/12/26(d)	400	398,360
Banco de Chile, 2.99%, 12/09/31 (Call 09/09/31)(d)	400	352,388
Banco de Credito del Peru
3.13%, 07/01/30 (Call 07/01/25)(a)(d)	700	638,708
3.25%, 09/30/31 (Call 09/30/26)(a)(d)	300	270,348
Banco de Credito e Inversiones SA
2.88%, 10/14/31 (Call 07/14/31)(d)	200	176,570
3.50%, 10/12/27(d)	400	389,892
Banco del Estado de Chile, 2.70%, 01/09/25 (Call 12/09/24)(c)(d)	600	583,362
Banco do Brasil SA/Cayman
3.25%, 09/30/26(d)	400	373,096
4.63%, 01/15/25(d)	800	799,608
4.75%, 03/20/24(d)	600	607,380
Banco General SA, 4.13%, 08/07/27 (Call 05/07/27)(d)	400	398,540
Banco Inbursa SA Institucion De Banca Multiple Grupo Financiero Inbursa
4.13%, 06/06/24(d)	450	451,206
4.38%, 04/11/27 (Call 01/11/27)(d)	570	564,671
Banco Internacional del Peru SAA Interbank, 3.25%, 10/04/26 (Call 08/04/26)(d)	250	237,650
Banco Nacional de Comercio Exterior SNC/Cayman Islands
2.72%, 08/11/31 (Call 08/11/26)(a)(d)	200	184,846
4.38%, 10/14/25(d)	600	615,456
Banco Nacional de Panama, 2.50%, 08/11/30 (Call 05/11/30)(d)	600	507,786
Banco Santander Chile, 2.70%, 01/10/25 (Call 12/10/24)(c)(d)	673	644,949

Security	Par (000)	Value

Banks (continued)
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 5.38%, 04/17/25(d)	$1,050	$1,077,384
Banco Santander SA
1.72%, 09/14/27 (Call 09/14/26)(a)	600	528,426
1.85%, 03/25/26	500	454,780
2.71%, 06/27/24	810	794,075
2.75%, 05/28/25	690	659,116
2.75%, 12/03/30	1,215	1,002,946
2.96%, 03/25/31	675	583,362
3.23%, 11/22/32 (Call 11/22/31)(a)	1,000	841,390
3.31%, 06/27/29	1,015	937,099
3.49%, 05/28/30	705	641,917
3.80%, 02/23/28	879	836,456
3.85%, 04/12/23	560	564,340
4.18%, 03/24/28 (Call 03/24/27)(a)	400	388,560
4.25%, 04/11/27	870	856,350
5.18%, 11/19/25	290	295,672
Banco Votorantim SA, 4.38%, 07/29/25(d)	200	196,908
Bancolombia SA, 3.00%, 01/29/25 (Call 12/29/24)	1,690	1,586,589
Bangkok Bank PCL/Hong Kong
3.47%, 09/23/36(d)	400	344,068
3.73%, 09/25/34 (Call 09/25/29)(a)(d)	800	724,632
4.05%, 03/19/24(d)	600	606,882
4.45%, 09/19/28(d)	300	307,134
9.03%, 03/15/29(b)	400	488,696
Bank Mandiri Persero Tbk PT
2.00%, 04/19/26(d)	400	368,936
4.75%, 05/13/25(d)	400	408,828
Bank Muscat SAOG, 4.75%, 03/17/26(d)	200	199,324
Bank Negara Indonesia Persero Tbk PT, 3.75%, 03/30/26(d)	400	380,808
Bank of America Corp.
0.52%, 06/14/24 (Call 06/14/23), (SOFR + 0.410%)(a)	1,235	1,194,480
0.81%, 10/24/24 (Call 10/24/23), (SOFR + 0.740%)(a)	2,332	2,239,350
0.98%, 04/22/25 (Call 04/22/24), (SOFR + 0.690%)(a)	874	826,227
0.98%, 09/25/25 (Call 09/25/24), (SOFR + 0.910%)(a)	887	826,249
1.20%, 10/24/26 (Call 10/24/25), (SOFR + 1.010%)(a)	1,233	1,113,189
1.32%, 06/19/26 (Call 06/19/25), (SOFR + 1.150%)(a)	1,343	1,230,739
1.49%, 05/19/24 (Call 05/19/23), (SOFR + 1.460%)(a)	532	522,355
1.53%, 12/06/25 (Call 12/06/24), (SOFR + 0.650%)(a)	1,330	1,246,755
1.73%, 07/22/27 (Call 07/22/26), (SOFR + 0.960%)(a)	3,042	2,730,408
1.84%, 02/04/25 (Call 02/04/24), (SOFR + 0.670%)(a)	485	469,373
1.90%, 07/23/31 (Call 07/23/30), (SOFR + 1.530%)(a)	1,102	899,507
1.92%, 10/24/31 (Call 10/24/30), (SOFR + 1.370%)(a)	1,302	1,058,682
2.02%, 02/13/26 (Call 02/13/25), (3 mo. LIBOR US + 0.640%)(a)	1,385	1,309,850

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.09%, 06/14/29 (Call 06/14/28), (SOFR + 1.060%)(a)	$1,010	$879,316
2.30%, 07/21/32 (Call 07/21/31), (SOFR + 1.220%)(a)	1,100	909,392
2.46%, 10/22/25 (Call 10/22/24), (3 mo. LIBOR US + 0.870%)(a)	576	554,964
2.48%, 09/21/36 (Call 09/21/31)(a)	2,010	1,615,357
2.50%, 02/13/31 (Call 02/13/30), (3 mo. LIBOR US + 0.990%)(a)	1,928	1,657,521
2.55%, 02/04/28 (Call 02/04/27), (SOFR + 1.050%)(a)	1,775	1,638,289
2.57%, 10/20/32 (Call 10/20/31), (SOFR + 1.210%)(a)	1,185	1,001,064
2.59%, 04/29/31 (Call 04/29/30), (SOFR + 2.150%)(a)	1,730	1,498,993
2.68%, 06/19/41 (Call 06/19/40), (SOFR + 1.930%)(a)	3,114	2,333,227
2.69%, 04/22/32 (Call 04/22/31), (SOFR + 1.880%)(a)	2,250	1,935,157
2.83%, 10/24/51 (Call 10/24/50), (SOFR + 1.880%)(a)	585	426,020
2.88%, 10/22/30 (Call 10/22/29), (3 mo. LIBOR US + 1.190%)(a)	1,299	1,159,396
2.97%, 02/04/33 (Call 02/04/32), (SOFR + 1.330%)(a)	2,280	1,988,206
2.97%, 07/21/52 (Call 07/21/51), (SOFR + 1.560%)(a)	485	359,531
3.09%, 10/01/25 (Call 10/01/24), (3 mo. LIBOR US + 1.090%)(a)	905	887,081
3.19%, 07/23/30 (Call 07/23/29), (3 mo. LIBOR US + 1.180%)(a)	1,235	1,128,889
3.25%, 10/21/27 (Call 10/21/26)	1,198	1,141,071
3.31%, 04/22/42 (Call 04/22/41), (SOFR + 1.580%)(a)	1,389	1,143,203
3.37%, 01/23/26 (Call 01/23/25), (3 mo. LIBOR US + 0.810%)(a)	680	665,298
3.38%, 04/02/26 (Call 04/02/25)(a)	1,460	1,428,581
3.42%, 12/20/28 (Call 12/20/27), (3 mo. LIBOR US + 1.040%)(a)	2,690	2,546,058
3.46%, 03/15/25 (Call 03/15/24), (3 mo. LIBOR US + 0.970%)(a)	1,380	1,369,264
3.50%, 04/19/26	1,366	1,341,644
3.56%, 04/23/27 (Call 04/23/26), (3 mo. LIBOR US + 1.060%)(a)	932	905,494
3.59%, 07/21/28 (Call 07/21/27), (3 mo. LIBOR US + 1.370%)(a)	1,321	1,267,856
3.71%, 04/24/28 (Call 04/24/27), (3 mo. LIBOR US + 1.512%)(a)	1,194	1,154,085
3.82%, 01/20/28 (Call 01/20/27), (3 mo. LIBOR US + 1.575%)(a)	1,283	1,247,551
3.84%, 04/25/25 (Call 04/25/24)(a)	1,680	1,678,387
3.85%, 03/08/37 (Call 03/08/32)(a)	475	423,648
3.86%, 07/23/24 (Call 07/23/23), (3 mo. LIBOR US + 0.940%)(a)	1,430	1,433,246
3.88%, 08/01/25	1,106	1,111,707
3.95%, 01/23/49 (Call 01/23/48), (3 mo. LIBOR US + 1.19%)(a)	823	733,021
3.97%, 03/05/29 (Call 03/05/28), (3 mo. LIBOR US + 1.070%)(a)	1,401	1,360,049

Security	Par (000)	Value

Banks (continued)
3.97%, 02/07/30 (Call 02/07/29), (3 mo. LIBOR US + 1.210%)(a)	$2,294	$2,215,614
4.00%, 04/01/24	1,982	2,009,907
4.00%, 01/22/25	802	803,195
4.08%, 04/23/40 (Call 04/23/39), (3 mo. LIBOR US + 1.320%)(a)	862	793,074
4.08%, 03/20/51 (Call 03/20/50), (3 mo. LIBOR US + 1.315%)(a)	2,704	2,435,898
4.10%, 07/24/23	2,447	2,486,715
4.13%, 01/22/24	1,693	1,717,599
4.20%, 08/26/24	1,893	1,914,769
4.24%, 04/24/38 (Call 04/24/37), (3 mo. LIBOR US + 1.814%)(a)	1,800	1,714,248
4.25%, 10/22/26	798	797,705
4.27%, 07/23/29 (Call 07/23/28), (3 mo. LIBOR US + 1.310%)(a)	1,642	1,614,628
4.33%, 03/15/50 (Call 03/15/49), (3 mo. LIBOR US + 1.15%)(a)	1,371	1,300,078
4.38%, 04/27/28 (Call 04/27/27)(a)	1,530	1,527,567
4.44%, 01/20/48 (Call 01/20/47), (3 mo. LIBOR US + 1.990%)(a)	2,019	1,924,592
4.45%, 03/03/26	1,121	1,124,195
4.57%, 04/27/33 (Call 04/27/32)(a)	1,690	1,682,767
4.88%, 04/01/44	310	311,497
5.00%, 01/21/44	915	933,931
5.88%, 02/07/42	1,039	1,175,992
6.11%, 01/29/37	1,477	1,627,226
6.22%, 09/15/26	315	336,338
7.75%, 05/14/38	1,190	1,526,342
Series L, 3.95%, 04/21/25	1,037	1,033,785
Series L, 4.18%, 11/25/27 (Call 11/25/26)	1,425	1,405,477
Series L, 4.75%, 04/21/45	995	949,956
Series N, 1.66%, 03/11/27 (Call 03/11/26), (SOFR + 0.910%)(a)	1,650	1,495,824
Series N, 2.65%, 03/11/32 (Call 03/11/31), (SOFR + 1.220%)(a)	2,362	2,028,344
Series N, 3.48%, 03/13/52 (Call 03/13/51), (SOFR + 1.650%)(a)	835	685,902
Bank of America N.A., 6.00%, 10/15/36	1,340	1,500,050
Bank of China Hong Kong Ltd., 5.90%, (Call 09/14/23)(a)(b)(e)	1,700	1,759,976
Bank of China Ltd.
3.50%, 04/20/27(d)	200	198,740
5.00%, 11/13/24(d)	1,300	1,339,949
Bank of China Ltd./Hong Kong
0.75%, 02/04/24(d)	400	382,940
0.88%, 01/14/24(d)	600	577,722
1.25%, 06/24/25(d)	400	374,932
Bank of China Ltd./London, 1.00%, 11/02/24(d)	200	188,942
Bank of China Ltd./Luxembourg, 1.40%, 04/28/26(d)	800	737,280
Bank of China Ltd./Paris, 0.95%, 09/21/23(d)	1,400	1,359,652
Bank of China Ltd./Sydney, 0.75%, 09/29/24(d)	200	188,754
Bank of China Ltd/Singapore, 0.80%, 04/28/24(d)	400	381,996
Bank of Communications Co. Ltd., 3.80%, (Call 11/18/25)(a)(d)(e)	1,800	1,787,976
Bank of Communications Co. Ltd./Hong Kong
1.20%, 09/10/25(d)	800	744,136
1.86%, 07/20/23, (3 mo. LIBOR US + 0.800%)(a)(d)	400	401,004
Bank of Communications Hong Kong Ltd., 2.30%, 07/08/31 (Call 07/08/26)(a)(d)	600	551,136

16	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Bank of East Asia Ltd. (The), 4.00%, 05/29/30 (Call 05/29/25)(a)(d)	$1,100	$1,078,759
Bank of Ireland Group PLC, 4.50%, 11/25/23(b)	1,735	1,761,198
Bank of Montreal
0.45%, 12/08/23	1,237	1,186,122
0.63%, 07/09/24	1,155	1,088,022
0.95%, 01/22/27 (Call 01/22/26), (SOFR + 0.603%)(a)	460	413,140
1.25%, 09/15/26	1,945	1,737,371
1.85%, 05/01/25	102	96,836
2.15%, 03/08/24	600	587,922
2.50%, 06/28/24	1,275	1,252,917
2.65%, 03/08/27	600	562,710
3.09%, 01/10/37 (Call 01/10/32)(a)	270	227,732
3.80%, 12/15/32 (Call 12/15/27)(a)	646	614,462
4.34%, 10/05/28 (Call 10/05/23)(a)	1,015	1,021,537
Series E, 3.30%, 02/05/24	2,098	2,100,748
Bank of New York Mellon Corp. (The)
0.35%, 12/07/23 (Call 11/07/23)	270	259,478
0.50%, 04/26/24 (Call 03/26/24)	455	432,973
0.75%, 01/28/26 (Call 12/28/25)	225	204,215
1.05%, 10/15/26 (Call 09/15/26)	672	604,471
1.60%, 04/24/25 (Call 03/24/25)	820	778,287
1.65%, 07/14/28 (Call 05/14/28)(c)	720	639,180
1.65%, 01/28/31 (Call 10/28/30)	60	50,254
1.80%, 07/28/31 (Call 04/28/31)(c)	510	424,305
2.05%, 01/26/27 (Call 12/26/26)(c)	300	280,665
2.10%, 10/24/24	1,065	1,040,665
2.20%, 08/16/23 (Call 06/16/23)	592	587,246
2.45%, 08/17/26 (Call 05/17/26)	329	316,070
2.50%, 01/26/32 (Call 10/26/31)	435	381,256
2.80%, 05/04/26 (Call 02/04/26)	297	290,038
3.00%, 10/30/28 (Call 07/30/28)	368	343,171
3.25%, 09/11/24 (Call 08/11/24)	1,101	1,101,859
3.25%, 05/16/27 (Call 02/16/27)	493	484,875
3.30%, 08/23/29 (Call 05/23/29)	938	888,989
3.35%, 04/25/25 (Call 03/25/25)	540	538,925
3.40%, 05/15/24 (Call 04/15/24)	285	286,838
3.40%, 01/29/28 (Call 10/29/27)	827	810,584
3.44%, 02/07/28 (Call 02/07/27), (3 mo. LIBOR US + 1.069%)(a)	1,076	1,059,505
3.45%, 08/11/23	557	561,434
3.85%, 04/28/28	485	486,052
3.85%, 04/26/29 (Call 02/26/29)	540	534,757
3.95%, 11/18/25 (Call 10/18/25)	580	589,083
Series 12, 3.65%, 02/04/24 (Call 01/05/24)	788	796,014
Series G, 3.00%, 02/24/25 (Call 01/24/25)	595	590,603
Series J, 0.85%, 10/25/24 (Call 09/25/24)	200	189,162
Series J, 1.90%, 01/25/29 (Call 11/25/28)	300	264,684
Bank of New Zealand
2.00%, 02/21/25(b)	1,318	1,261,800
2.29%, 01/27/27(b)	300	279,960
2.87%, 01/27/32(b)	300	268,485
3.50%, 02/20/24(b)	744	746,544
Bank of Nova Scotia (The)
0.55%, 09/15/23	670	648,453
0.65%, 07/31/24	420	394,199
0.70%, 04/15/24	220	209,209
0.80%, 06/15/23	315	308,139
1.05%, 03/02/26	115	103,244

Security	Par (000)	Value

Banks (continued)
1.30%, 06/11/25	$485	$450,148
1.30%, 09/15/26 (Call 06/15/26)	1,200	1,073,652
1.35%, 06/24/26	1,060	956,851
1.45%, 01/10/25	500	472,480
1.63%, 05/01/23	1,221	1,207,471
1.95%, 02/02/27	800	729,400
2.15%, 08/01/31	860	721,617
2.20%, 02/03/25	838	806,650
2.45%, 02/02/32	500	425,410
2.70%, 08/03/26	680	648,475
3.40%, 02/11/24	1,405	1,407,473
3.45%, 04/11/25	540	533,871
4.50%, 12/16/25	715	722,379
Bank of the Philippine Islands
2.50%, 09/10/24(d)	400	396,076
4.25%, 09/04/23(d)	400	406,988
Bank Rakyat Indonesia Persero Tbk PT, 3.95%, 03/28/24(d)	400	400,776
BankUnited Inc.
4.88%, 11/17/25 (Call 08/17/25)	290	299,376
5.13%, 06/11/30 (Call 03/11/30)	297	292,949
Banque Federative du Credit Mutuel SA
0.65%, 02/27/24(b)	485	460,818
1.00%, 02/04/25(b)	890	822,271
1.60%, 10/04/26(b)	590	530,215
2.38%, 11/21/24(b)	1,068	1,031,528
3.75%, 07/20/23(b)	1,262	1,269,559
Barclays PLC
1.01%, 12/10/24 (Call 12/10/23)(a)	645	615,130
2.28%, 11/24/27 (Call 11/24/26)(a)	1,105	994,787
2.65%, 06/24/31 (Call 06/24/30), (SOFR + 1.900%)(a)	463	391,045
2.67%, 03/10/32 (Call 03/10/31)(a)	40	33,364
2.85%, 05/07/26 (Call 05/07/25), (SOFR + 2.714%)(a)	1,425	1,364,523
3.33%, 11/24/42 (Call 11/24/41)(a)	640	495,002
3.56%, 09/23/35 (Call 09/23/30)(a)	1,580	1,367,000
3.65%, 03/16/25	415	409,107
3.75%, 05/15/24	270	270,537
3.93%, 05/07/25 (Call 05/07/24), (3 mo. LIBOR US + 1.610%)(a)	993	989,942
4.34%, 05/16/24 (Call 05/16/23), (3 mo. LIBOR US + 1.356%)(a)	1,295	1,306,033
4.34%, 01/10/28 (Call 01/10/27)	1,144	1,122,230
4.38%, 09/11/24	709	711,886
4.38%, 01/12/26	2,299	2,292,724
4.84%, 05/09/28 (Call 05/07/27)	633	624,068
4.95%, 01/10/47	1,057	1,034,158
4.97%, 05/16/29 (Call 05/16/28), (3 mo. LIBOR US + 1.902%)(a)	1,075	1,079,762
5.09%, 06/20/30 (Call 06/20/29), (3 mo. LIBOR US + 3.054%)(a)	785	771,145
5.20%, 05/12/26	1,850	1,873,476
5.25%, 08/17/45	695	700,727
BBK BSC, 5.50%, 07/09/24(d)	600	611,034
BBVA Bancomer SA/Texas
1.88%, 09/18/25(d)	600	555,342
4.38%, 04/10/24(d)	406	408,542
BDO Unibank Inc., 2.13%, 01/13/26(d)	800	762,360

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
BNG Bank NV
1.50%, 10/16/24(b)(c)	$1,020	$985,300
2.38%, 03/16/26(b)	250	243,670
BNP Paribas SA
1.32%, 01/13/27 (Call 01/13/26)(a)(b)	1,780	1,581,672
1.68%, 06/30/27 (Call 06/30/26)(a)(b)	1,065	948,521
1.90%, 09/30/28 (Call 09/30/27),
(SOFR + 1.609%)(a)(b)	2,200	1,897,148
2.16%, 09/15/29 (Call 09/15/28),
(SOFR + 1.218%)(a)(b)	295	251,523
2.22%, 06/09/26 (Call 06/09/25)(a)(b)	1,280	1,193,920
2.59%, 01/20/28 (Call 01/20/27)(a)(b)	200	182,218
2.59%, 08/12/35 (Call 08/12/30)(a)(b)	2,120	1,721,546
2.82%, 11/19/25 (Call 11/19/24)(a)(b)	2,477	2,386,862
2.82%, 01/26/41(b)(c)	415	300,751
2.87%, 04/19/32 (Call 04/19/31), (SOFR + 1.387%)(a)(b)	540	458,374
3.05%, 01/13/31 (Call 01/13/30)(a)(b)	1,240	1,094,982
3.13%, 01/20/33 (Call 01/20/32),
(SOFR + 1.561%)(a)(b)	240	205,733
3.38%, 01/09/25(b)	1,580	1,554,372
3.50%, 11/16/27(b)	385	365,977
3.80%, 01/10/24(b)(c)	1,015	1,015,030
4.25%, 10/15/24	2,003	2,017,702
4.38%, 09/28/25(b)	560	556,690
4.38%, 05/12/26(b)	1,030	1,019,813
4.38%, 03/01/33 (Call 03/01/28)(a)(b)	1,273	1,206,206
4.40%, 08/14/28(b)	600	589,020
4.63%, 03/13/27(b)	405	402,149
4.71%, 01/10/25 (Call 01/10/24)(a)(b)	1,430	1,441,183
5.20%, 01/10/30 (Call 01/10/29), (3 mo. LIBOR US + 2.567%)(a)(b)	545	555,856
BOS Funding Ltd., 4.00%, 09/18/24(d)	400	398,428
BOSCI BVI Ltd., 1.25%, 09/10/23(d)	600	581,832
Boubyan Sukuk Ltd., 2.59%, 02/18/25(d)	400	391,580
Boubyan Tier 1 Sukuk Ltd., 3.95%, (Call 10/01/26)(a)(d)(e)	400	382,708
BPCE SA
1.00%, 01/20/26(b)	605	541,221
1.63%, 01/14/25(b)	985	928,835
1.65%, 10/06/26 (Call 10/06/25)(a)(b)	2,370	2,151,699
2.05%, 10/19/27 (Call 10/19/26)(a)(b)	255	228,131
2.28%, 01/20/32 (Call 01/20/31), (SOFR + 1.312%)(a)(b)	270	219,553
2.38%, 01/14/25(b)	1,310	1,253,473
2.70%, 10/01/29(b)	213	189,395
2.75%, 01/11/23(b)	205	205,090
3.12%, 10/19/32 (Call 10/19/31), (SOFR + 1.730%)(a)(b)	420	350,776
3.25%, 01/11/28(b)	250	235,545
3.38%, 12/02/26	1,651	1,603,913
3.50%, 10/23/27(b)	520	490,625
3.58%, 10/19/42 (Call 10/19/41), (SOFR + 1.952%)(a)(b)	495	383,110
4.00%, 09/12/23(b)	445	447,332
4.00%, 04/15/24	1,063	1,072,503
4.50%, 03/15/25(b)	605	603,475
4.63%, 07/11/24(b)	370	372,368
4.63%, 09/12/28(b)	441	437,759
4.88%, 04/01/26(b)	370	370,810

Security	Par (000)	Value

Banks (continued)
5.15%, 07/21/24(b)	$967	$982,646
5.70%, 10/22/23(b)	430	440,759
Burgan Bank SAK, 2.75%, 12/15/31 (Call 09/15/26)(a)(d)	600	525,342
Canadian Imperial Bank of Commerce
0.50%, 12/14/23	1,089	1,045,549
0.95%, 06/23/23	727	711,937
0.95%, 10/23/25	275	249,750
1.00%, 10/18/24	440	413,622
1.25%, 06/22/26 (Call 05/22/26)	990	884,030
2.25%, 01/28/25	795	765,704
3.10%, 04/02/24	883	878,762
3.50%, 09/13/23	740	744,958
CBQ Finance Ltd.
2.00%, 09/15/25(d)	400	377,020
2.00%, 05/12/26(d)	400	372,992
5.00%, 05/24/23(d)	500	508,775
China CITIC Bank International Ltd., 4.63%, 02/28/29 (Call 02/28/24)(a)(d)	250	250,855
China Construction Bank Corp.
2.45%, 06/24/30 (Call 06/24/25)(a)(d)	1,200	1,142,508
2.85%, 01/21/32 (Call 01/21/27)(a)(d)	400	373,864
4.25%, 02/27/29 (Call 02/27/24)(a)(d)	1,300	1,311,401
China Construction Bank Corp./Hong Kong
0.86%, 04/22/24(d)	400	382,536
1.00%, 08/04/23(d)	800	779,664
1.25%, 08/04/25(d)	600	562,008
1.44%, 06/08/23, (3 mo. LIBOR US + 0.830%)(a)(d)	200	200,568
1.46%, 04/22/26(d)	600	555,252
China Development Bank
3.38%, 01/24/27(d)	600	603,468
4.00%, 01/24/37(d)	200	197,610
China Everbright Bank Co. Ltd.
0.84%, 06/15/24(d)	200	190,060
2.14%, 08/03/23(d)	1,200	1,200,612
China Everbright Bank Co. Ltd./Luxembourg, 0.83%, 09/14/24(d)	200	188,920
China Merchants Bank Co. Ltd./Hong Kong, 1.20%, 09/10/25(d)	1,000	926,300
China Minsheng Banking Corp. Ltd./Hong Kong, 2.04%, 10/22/23, (3 mo. LIBOR US + 0.900%)(a)(d)	1,000	997,700
China Zheshang Bank Co. Ltd./Hong Kong, 1.10%, 03/16/24(d)	400	382,412
CIMB Bank Bhd, 1.77%, 10/09/24, (3 mo. LIBOR US + 0.780%)(a)(d)	200	200,422
Citibank N.A., 3.65%, 01/23/24 (Call 12/23/23)	740	745,957
Citigroup Inc.
0.78%, 10/30/24 (Call 10/30/23), (SOFR + 0.686%)(a)	1,507	1,443,525
0.98%, 05/01/25 (Call 05/01/24), (SOFR + 0.669%)(a)	869	819,311
1.12%, 01/28/27 (Call 01/28/26), (SOFR + 0.765%)(a)	1,235	1,102,089
1.28%, 11/03/25 (Call 11/03/24), (SOFR + 0.528%)(a)	425	397,766
1.46%, 06/09/27 (Call 06/09/26), (SOFR + 0.770%)(a)	1,030	916,525
1.68%, 05/15/24 (Call 05/15/23), (SOFR + 1.667%)(a)	517	509,540

18	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.01%, 01/25/26 (Call 01/25/25), (SOFR + 0.694%)(a)	$970	$917,232
2.52%, 11/03/32 (Call 11/03/31), (SOFR + 1.177%)(a)	300	250,434
2.56%, 05/01/32 (Call 05/01/31), (SOFR + 1.167%)(a)	1,451	1,226,211
2.57%, 06/03/31 (Call 06/03/30), (SOFR + 2.107%)(a)	1,473	1,265,543
2.67%, 01/29/31 (Call 01/29/30), (SOFR + 1.146%)(a)	277	241,281
2.90%, 11/03/42 (Call 11/03/41), (SOFR + 1.379%)(a)	230	175,265
2.98%, 11/05/30 (Call 11/05/29), (SOFR + 1.422%)(a)	1,236	1,105,787
3.06%, 01/25/33 (Call 01/25/32), (SOFR + 1.351%)(a)	1,103	964,596
3.07%, 02/24/28 (Call 02/24/27), (SOFR + 1.280%)(a)	500	470,555
3.11%, 04/08/26 (Call 04/08/25), (SOFR + 2.842%)(a)	2,005	1,943,126
3.20%, 10/21/26 (Call 07/21/26)	2,267	2,184,413
3.29%, 03/17/26 (Call 03/17/25)(a)	540	526,883
3.30%, 04/27/25	348	344,078
3.35%, 04/24/25 (Call 04/24/24), (3 mo. LIBOR US + 0.897%)(a)	1,453	1,431,946
3.40%, 05/01/26	1,082	1,054,723
3.50%, 05/15/23	862	867,508
3.52%, 10/27/28 (Call 10/27/27), (3 mo. LIBOR US + 1.151%)(a)	1,178	1,120,290
3.67%, 07/24/28 (Call 07/24/27), (3 mo. LIBOR US + 1.390%)(a)	1,485	1,428,318
3.70%, 01/12/26	987	976,133
3.75%, 06/16/24	796	801,835
3.79%, 03/17/33 (Call 03/17/32)(a)	740	684,892
3.88%, 10/25/23	913	925,691
3.88%, 03/26/25	677	676,032
3.88%, 01/24/39 (Call 01/24/38), (3 mo. LIBOR US + 1.168%)(a)	262	238,019
3.89%, 01/10/28 (Call 01/10/27), (3 mo. LIBOR US + 1.563%)(a)	889	866,473
3.98%, 03/20/30 (Call 03/20/29), (3 mo. LIBOR US + 1.338%)(a)	1,093	1,049,160
4.00%, 08/05/24	990	996,395
4.04%, 06/01/24 (Call 06/01/23), (3 mo. LIBOR US + 1.023%)(a)	1,308	1,315,220
4.08%, 04/23/29 (Call 04/23/28), (3 mo. LIBOR US + 1.192%)(a)	1,014	986,034
4.13%, 07/25/28	865	841,420
4.28%, 04/24/48 (Call 04/24/47), (3 mo. LIBOR US + 1.839%)(a)	796	750,477
4.30%, 11/20/26	728	726,915
4.40%, 06/10/25	1,659	1,671,691
4.41%, 03/31/31 (Call 03/31/30), (SOFR + 3.914%)(a)	1,833	1,791,556
4.45%, 09/29/27	1,906	1,894,926
4.60%, 03/09/26	1,133	1,141,554
4.65%, 07/30/45	691	672,592
4.65%, 07/23/48 (Call 06/23/48)	2,011	1,989,060
4.75%, 05/18/46	1,280	1,212,250
5.30%, 05/06/44	1,157	1,173,348

Security	Par (000)	Value

Banks (continued)
5.32%, 03/26/41 (Call 03/26/40), (SOFR + 4.548%)(a)	$1,123	$1,189,717
5.50%, 09/13/25	2,127	2,219,035
5.88%, 02/22/33	551	590,424
5.88%, 01/30/42	596	665,535
6.00%, 10/31/33	485	526,778
6.13%, 08/25/36	640	705,235
6.63%, 01/15/28	116	128,838
6.63%, 06/15/32	939	1,056,657
6.68%, 09/13/43	881	1,048,989
8.13%, 07/15/39	847	1,167,869
Citizens Bank N.A./Providence RI
2.25%, 04/28/25 (Call 03/28/25)	494	473,193
3.75%, 02/18/26 (Call 11/18/25)	580	582,552
Citizens Financial Group Inc.
2.50%, 12/06/29 (Call 11/06/29)	900	789,120
2.64%, 09/30/32 (Call 07/02/32)	420	347,752
2.85%, 07/27/26 (Call 04/27/26)	510	490,895
3.25%, 04/30/30 (Call 01/30/30)	860	787,717
4.30%, 12/03/25 (Call 11/03/25)	55	55,258
Comerica Bank, 2.50%, 07/23/24	400	391,844
Comerica Inc.
3.70%, 07/31/23 (Call 06/30/23)	644	648,212
4.00%, 02/01/29 (Call 11/03/28)	1,000	995,760
Commercial Bank of Dubai PSC, 6.00%, (Call 04/21/26)(a)(d)(e)	400	402,668
Commercial Bank PSQC (The), 4.50%, (Call 03/03/26)(a)(d)(e)	600	573,720
Commerzbank AG, 8.13%, 09/19/23(b)	505	528,250
Commonwealth Bank of Australia
1.13%, 06/15/26(b)	1,245	1,123,687
1.88%, 09/15/31(b)	2,030	1,686,910
2.30%, 03/14/25(b)	1,000	968,790
2.55%, 03/14/27(b)	1,000	942,850
2.63%, 09/06/26(b)	605	579,052
2.69%, 03/11/31(b)	680	569,575
2.85%, 05/18/26(b)	405	392,380
3.15%, 09/19/27(b)	345	333,301
3.31%, 03/11/41(b)	440	351,556
3.35%, 06/04/24(b)	40	40,130
3.61%, 09/12/34 (Call 09/12/29)(a)(b)	1,400	1,279,040
3.74%, 09/12/39(b)	950	820,382
3.78%, 03/14/32(b)	560	507,522
3.90%, 03/16/28(b)	715	713,570
3.90%, 07/12/47(b)	640	597,766
4.32%, 01/10/48(b)	440	400,088
Cooperatieve Rabobank U.A.
1.00%, 09/24/26 (Call 09/24/25)(a)(b)	270	244,299
1.11%, 02/24/27 (Call 02/24/26)(a)(b)	3,725	3,325,270
1.34%, 06/24/26 (Call 06/24/25)(a)(b)	650	599,742
1.98%, 12/15/27 (Call 12/15/26)(a)(b)	600	544,050
2.63%, 07/22/24(b)	928	909,626
3.75%, 07/21/26	727	706,724
3.88%, 09/26/23(b)	953	961,482
4.38%, 08/04/25	620	621,314
4.63%, 12/01/23	130	132,301
5.25%, 08/04/45	1,401	1,458,287
5.75%, 12/01/43	740	817,596
5.80%, (b)	25	30,042

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Cooperatieve Rabobank U.A./New York
1.38%, 01/10/25	$250	$237,335
3.38%, 05/21/25	634	630,291
5.25%, 05/24/41	868	988,522
Corebridge Finacial Inc, 3.50%, 04/04/25 (Call 03/04/25)	300	296,943
Credicorp Ltd., 2.75%, 06/17/25 (Call 05/17/25)(d)	400	377,168
Credit Agricole SA
1.25%, 01/26/27 (Call 01/26/26)(a)(b)	380	337,379
2.02%, 01/11/27(b)(c)	500	456,365
3.25%, 01/14/30(b)	723	639,855
4.00%, 01/10/33 (Call 01/10/28)(a)(b)	1,710	1,598,457
4.38%, 03/17/25(b)	265	264,571
Credit Agricole SA/London
1.91%, 06/16/26 (Call 06/16/25)(a)(b)	820	761,591
2.38%, 01/22/25(b)	250	241,435
3.25%, 10/04/24(b)	1,616	1,594,475
4.13%, 01/10/27(b)	405	399,439
Credit Suisse AG/New York NY
0.50%, 02/02/24	625	594,825
1.00%, 05/05/23	1,801	1,768,420
1.25%, 08/07/26	1,270	1,123,201
2.95%, 04/09/25	1,860	1,807,753
3.63%, 09/09/24	1,685	1,681,933
Credit Suisse Group AG
1.31%, 02/02/27 (Call 02/02/26)(a)(b)	2,345	2,052,930
2.19%, 06/05/26 (Call 06/05/25)(a)(b)	1,924	1,779,912
2.59%, 09/11/25 (Call 09/11/24)(a)(b)	355	338,549
3.09%, 05/14/32 (Call 05/14/31), (SOFR + 1.730%)(a)(b)	985	826,445
3.75%, 03/26/25	1,887	1,853,223
3.80%, 06/09/23	185	185,672
3.87%, 01/12/29 (Call 01/12/28), (3 mo. LIBOR US + 1.410%)(a)(b)	1,237	1,156,583
4.19%, 04/01/31 (Call 04/01/30), (SOFR + 3.730%)(a)(b)	1,040	966,046
4.21%, 06/12/24 (Call 06/12/23)(a)(b)	450	451,071
4.28%, 01/09/28 (Call 01/09/27)(b)	800	768,984
4.55%, 04/17/26	1,038	1,035,114
4.88%, 05/15/45	1,647	1,538,380
Credit Suisse USA Inc., 3.70%, 02/21/25	770	762,762
Daegu Bank Ltd. (The), 3.75%, 08/13/23(d)	400	401,988
Dah Sing Bank Ltd., 3.00%, 11/02/31 (Call 11/02/26)(a)(d)	250	233,718
Danske Bank A/S
0.98%, 09/10/25 (Call 09/10/24)(a)(b)	395	366,212
1.23%, 06/22/24 (Call 06/22/23)(b)	2,405	2,275,419
1.62%, 09/11/26 (Call 09/11/25)(a)(b)	1,287	1,165,095
3.24%, 12/20/25 (Call 12/20/24)(a)(b)	1,066	1,034,990
3.77%, 03/28/25 (Call 03/28/24)(a)(b)	1,000	989,520
3.88%, 09/12/23(b)	655	657,103
4.30%, 04/01/28 (Call 04/01/27)(a)(b)	1,000	968,640
4.38%, 06/12/28(b)	650	634,042
5.38%, 01/12/24(b)	850	867,578
DBS Group Holdings Ltd.
1.82%, 03/10/31 (Call 03/10/26)(a)(d)	600	550,782
3.30%, (Call 02/27/25)(a)(d)(e)	400	386,732
4.52%, 12/11/28 (Call 12/11/23)(a)(b)	755	765,072
Deutsche Bank AG
4.10%, 01/13/26	515	510,303

Security	Par (000)	Value

Banks (continued)
4.30%, 05/24/28 (Call 05/24/23), (5 year USD Swap + 2.248%)(a)	$890	$873,339
4.50%, 04/01/25	930	911,260
Deutsche Bank AG/London, 3.70%, 05/30/24	626	627,127
Deutsche Bank AG/New York NY
0.90%, 05/28/24	315	297,351
0.96%, 11/08/23	255	245,738
1.45%, 04/01/25 (Call 04/01/24), (SOFR + 1.131%)(a)	85	80,310
1.69%, 03/19/26	535	488,525
2.13%, 11/24/26 (Call 11/24/25), (SOFR + 1.870%)(a)	1,039	943,080
2.22%, 09/18/24 (Call 09/18/23), (SOFR + 2.159%)(a)	1,165	1,133,067
2.31%, 11/16/27 (Call 11/16/26), (SOFR + 1.219%)(a)	980	867,653
2.55%, 01/07/28 (Call 01/07/27), (SOFR + 1.318%)(a)	900	801,135
3.04%, 05/28/32 (Call 05/28/31), (SOFR + 1.718%)(a)	565	472,459
3.55%, 09/18/31 (Call 09/18/30), (SOFR + 3.043%)(a)	955	843,160
3.70%, 05/30/24	710	705,243
3.73%, 01/14/32 (Call 10/14/30)(a)	665	549,569
3.74%, 01/07/33 (Call 10/07/31)(a)	850	691,356
3.96%, 11/26/25 (Call 11/26/24), (SOFR + 2.581%)(a)	830	816,239
4.10%, 01/13/26	322	318,725
4.88%, 12/01/32 (Call 12/01/27)(a)	600	551,124
5.88%, 07/08/31 (Call 04/08/30)(a)	495	478,155
Development Bank of Kazakhstan JSC, 2.95%, 05/06/31(d)	400	325,368
Development Bank of the Philippines, 2.38%, 03/11/31(d)	400	336,160
Dexia Credit Local SA
1.13%, 04/09/26(b)	499	460,931
1.63%, 10/16/24(b)	5	4,841
DIB Sukuk Ltd.
1.96%, 06/22/26(d)	600	558,948
2.95%, 02/20/25(d)	600	587,958
2.95%, 01/16/26(d)	800	776,816
DIB Tier 1 Sukuk 3 Ltd., 6.25%, (Call 01/22/25)(a)(d)(e)	400	414,708
DIB Tier 1 Sukuk 4 Ltd., 4.63%, (Call 05/19/26)(a)(d)(e)	800	800,544
DIB Tier 1 Sukuk 5 Ltd., 3.38%, (Call 10/19/26)(d)(e)	200	189,640
Discover Bank
2.45%, 09/12/24 (Call 08/12/24)	1,495	1,452,901
2.70%, 02/06/30 (Call 11/06/29)	100	87,144
3.45%, 07/27/26 (Call 04/27/26)	215	208,907
4.20%, 08/08/23	270	272,627
4.65%, 09/13/28 (Call 06/13/28)	769	769,046
4.68%, 08/09/28 (Call 08/09/23)(a)	120	121,111
DNB Bank ASA
0.86%, 09/30/25 (Call 09/30/24)(a)(b)	10	9,373
1.54%, 05/25/27 (Call 05/25/26)(a)(b)	1,205	1,083,596
Doha Finance Ltd., 2.38%, 03/31/26(d)	400	377,128
Dresdner Funding Trust I, 8.15%, 06/30/31 (Call 06/30/29)(b)	615	739,531
Dukhan Tier 1 Sukuk Ltd., 3.95%, (Call 07/14/26)(a)(d)(e)	200	191,844
Ecobank Transnational Inc., 9.50%, 04/18/24(d)	400	411,784

20	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
EI Sukuk Co. Ltd.
1.83%, 09/23/25(d)	$200	$188,918
2.08%, 11/02/26(d)	200	188,186
Emirates Development Bank PJSC
1.64%, 06/15/26(d)	400	369,904
3.52%, 03/06/24(d)	400	401,412
Emirates NBD Bank PJSC
1.64%, 01/13/26(d)	800	743,272
2.63%, 02/18/25(d)	300	291,444
4.25%, (Call 02/27/27)(a)(d)(e)	200	190,098
6.13%, (Call 03/20/25)(a)(d)(e)	400	404,060
6.13%, (Call 04/09/26)(a)(d)(e)	600	607,548
Fab Sukuk Co. Ltd.
1.41%, 01/14/26(d)	800	741,912
2.50%, 01/21/25(d)	400	389,852
3.88%, 01/22/24(d)	400	403,436
Federation des Caisses Desjardins du Quebec
0.70%, 05/21/24(b)	1,495	1,412,416
2.05%, 02/10/25(b)	988	939,855
Fifth Third Bancorp.
1.63%, 05/05/23 (Call 04/05/23)	292	288,073
1.71%, 11/01/27 (Call 11/01/26), (SOFR + 0.685%)(a)	500	450,915
2.38%, 01/28/25 (Call 12/28/24)	921	888,977
2.55%, 05/05/27 (Call 04/05/27)	762	712,081
3.65%, 01/25/24 (Call 12/25/23)	715	717,066
3.95%, 03/14/28 (Call 02/14/28)	818	806,965
4.30%, 01/16/24 (Call 12/16/23)	536	542,861
4.34%, 04/25/33 (Call 04/05/32)	270	269,212
8.25%, 03/01/38	960	1,320,317
Fifth Third Bank NA
2.25%, 02/01/27 (Call 01/01/27)	560	524,804
3.85%, 03/15/26 (Call 02/15/26)	243	242,162
3.95%, 07/28/25 (Call 06/28/25)	395	399,807
First Abu Dhabi Bank PJSC, 4.50%, (Call 04/05/26)(a)(d)(e)	400	395,564
First Horizon Bank, 5.75%, 05/01/30 (Call 02/01/30)	310	333,352
First Horizon Corp.
3.55%, 05/26/23 (Call 04/26/23)	430	430,963
4.00%, 05/26/25 (Call 04/26/25)	390	388,900
First Republic Bank/CA
4.38%, 08/01/46 (Call 02/01/46)	685	654,517
4.63%, 02/13/47 (Call 08/13/46)	480	473,261
First-Citizens Bank & Trust Co.
2.97%, 09/27/25 (Call 09/27/24), (SOFR + 1.715%)(a)	273	267,191
3.93%, 06/19/24 (Call 06/19/23), (SOFR + 3.827%)(a)	285	286,439
6.13%, 03/09/28	295	311,998
Freedom Mortgage Corp.
6.63%, 01/15/27 (Call 01/15/24)(b)(c)	460	397,638
7.63%, 05/01/26 (Call 05/01/23)(b)	400	363,940
8.13%, 11/15/24 (Call 05/31/22)(b)(c)	303	293,662
8.25%, 04/15/25 (Call 05/31/22)(b)	415	398,172
Goldman Sachs Capital I, 6.35%, 02/15/34	1,584	1,756,767
Goldman Sachs Group Inc. (The)
0.66%, 09/10/24 (Call 09/10/23), (SOFR + 0.505%)(a)	1,180	1,134,570
0.86%, 02/12/26 (Call 02/12/25), (SOFR + 0.609%)(a)	448	408,970

Security	Par (000)	Value

Banks (continued)
0.93%, 10/21/24 (Call 10/21/23), (SOFR + 0.486%)(a)	$1,015	$976,166
1.09%, 12/09/26 (Call 12/09/25), (SOFR + 0.789%)(a)	1,200	1,074,168
1.22%, 12/06/23 (Call 12/06/22)	575	558,814
1.43%, 03/09/27 (Call 03/09/26), (SOFR + 0.798%)(a)	993	887,990
1.54%, 09/10/27 (Call 09/10/26), (SOFR + 0.818%)(a)	1,025	905,270
1.76%, 01/24/25 (Call 01/24/24), (SOFR + 0.730%)(a)	1,020	985,871
1.95%, 10/21/27 (Call 10/21/26), (SOFR + 0.913%)(a)	1,870	1,679,092
1.99%, 01/27/32 (Call 01/27/31), (SOFR + 1.090%)(a)	1,473	1,190,685
2.38%, 07/21/32 (Call 07/21/31), (SOFR + 1.248%)(a)	1,005	832,462
2.60%, 02/07/30 (Call 11/07/29)	615	534,041
2.62%, 04/22/32 (Call 04/22/31), (SOFR + 1.281%)(a)	1,172	992,321
2.64%, 02/24/28 (Call 02/24/27), (SOFR + 1.114%)(a)	685	630,467
2.65%, 10/21/32 (Call 10/21/31), (SOFR + 1.264%)(a)	1,735	1,464,704
2.91%, 07/21/42 (Call 07/21/41), (SOFR + 1.430%)(a)	575	444,901
3.00%, 03/15/24	500	496,170
3.10%, 02/24/33 (Call 02/24/32), (SOFR + 1.410%)(a)	1,740	1,521,004
3.21%, 04/22/42 (Call 04/22/41), (SOFR + 1.513%)(a)	1,270	1,023,480
3.27%, 09/29/25 (Call 09/29/24), (3 mo. LIBOR US + 1.201%)(a)	1,472	1,448,742
3.44%, 02/24/43 (Call 02/24/42), (SOFR + 1.513%)(a)	985	814,359
3.50%, 01/23/25 (Call 10/23/24)	775	768,467
3.50%, 04/01/25 (Call 03/01/25)	1,915	1,892,020
3.50%, 11/16/26 (Call 11/16/25)	1,829	1,786,275
3.62%, 03/15/28 (Call 03/15/27), (SOFR + 1.846%)(a)	445	428,277
3.63%, 02/20/24 (Call 01/20/24)	1,426	1,428,296
3.69%, 06/05/28 (Call 06/05/27), (3 mo. LIBOR US + 1.510%)(a)	623	597,476
3.75%, 05/22/25 (Call 02/22/25)	1,559	1,552,655
3.75%, 02/25/26 (Call 11/25/25)	971	964,232
3.80%, 03/15/30 (Call 12/15/29)	663	626,767
3.81%, 04/23/29 (Call 04/23/28), (3 mo. LIBOR US + 1.158%)(a)	815	782,473
3.85%, 07/08/24 (Call 04/08/24)	1,076	1,082,639
3.85%, 01/26/27 (Call 01/26/26)	1,059	1,036,253
4.00%, 03/03/24	1,943	1,961,070
4.02%, 10/31/38 (Call 10/31/37), (3 mo. LIBOR US + 1.373%)(a)	2,184	2,000,697
4.22%, 05/01/29 (Call 05/01/28), (3 mo. LIBOR US + 1.301%)(a)	1,757	1,718,768
4.25%, 10/21/25	1,215	1,218,852
4.41%, 04/23/39 (Call 04/23/38), (3 mo. LIBOR US + 1.430%)(a)	1,107	1,057,938
4.75%, 10/21/45 (Call 04/21/45)	905	895,896
4.80%, 07/08/44 (Call 01/08/44)	1,561	1,548,543

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
5.15%, 05/22/45	$1,263	$1,270,616
5.95%, 01/15/27	606	643,427
6.13%, 02/15/33	1,065	1,186,911
6.25%, 02/01/41	1,870	2,180,270
6.45%, 05/01/36	1,398	1,572,414
6.75%, 10/01/37	3,395	3,899,191
Grupo Aval Ltd., 4.38%, 02/04/30 (Call 11/04/29)(d)	1,000	847,460
Gulf International Bank BSC, 2.38%, 09/23/25(d)	600	576,516
Hana Bank
1.25%, 12/16/26(d)	400	360,560
4.25%, 10/14/24(d)	200	201,912
HSBC Bank USA N.A., 7.00%, 01/15/39	65	81,211
HSBC Bank USA N.A./New York NY
5.63%, 08/15/35	395	413,202
5.88%, 11/01/34	180	192,638
HSBC Holdings PLC
0.73%, 08/17/24 (Call 08/17/23), (SOFR + 0.534%)(a)	10	9,633
0.98%, 05/24/25 (Call 05/24/24), (SOFR + 0.708%)(a)	480	450,830
1.00%, 08/17/29 (Call 08/17/28), (SOFR + 1.285%)(a)	695	598,819
1.16%, 11/22/24 (Call 11/22/23), (SOFR + 0.580%)(a)	795	762,453
1.59%, 05/24/27 (Call 05/24/26), (SOFR + 1.290%)(a)	1,562	1,388,712
1.65%, 04/18/26 (Call 04/18/25), (SOFR + 1.538%)(a)	1,255	1,163,172
2.01%, 09/22/28 (Call 09/22/27), (SOFR + 1.732%)(a)	695	606,464
2.10%, 06/04/26 (Call 06/04/25), (SOFR + 1.929%)(a)	520	485,935
2.25%, 11/22/27 (Call 11/22/26), (SOFR + 1.100%)(a)	940	849,666
2.36%, 08/18/31 (Call 08/18/30), (SOFR + 1.947%)(a)	200	166,054
2.63%, 11/07/25 (Call 11/07/24), (SOFR + 1.401%)(a)	1,510	1,454,115
2.80%, 05/24/32 (Call 05/24/31), (SOFR + 1.187%)(a)	765	642,699
2.85%, 06/04/31 (Call 06/04/30), (SOFR + 2.387%)(a)	689	595,282
2.87%, 11/22/32 (Call 11/22/31), (SOFR + 1.410%)(a)	1,720	1,435,306
3.00%, 03/10/26 (Call 03/10/25), (SOFR + 1.430%)(a)	505	486,810
3.60%, 05/25/23	850	857,633
3.80%, 03/11/25 (Call 03/11/24), (3 mo. LIBOR US + 1.211%)(a)	1,610	1,602,835
3.90%, 05/25/26	730	719,189
3.95%, 05/18/24 (Call 05/18/23), (3 mo. LIBOR US + 0.987%)(a)	1,170	1,174,961
3.97%, 05/22/30 (Call 05/22/29), (3 mo. LIBOR US + 1.610%)(a)	1,390	1,315,301
4.04%, 03/13/28 (Call 03/13/27), (3 mo. LIBOR US + 1.546%)(a)	940	911,603
4.25%, 03/14/24	912	917,700
4.25%, 08/18/25	595	593,084
4.29%, 09/12/26 (Call 09/12/25), (3 mo. LIBOR US + 1.348%)(a)	1,095	1,088,813

Security	Par (000)	Value

Banks (continued)
4.30%, 03/08/26	$1,540	$1,543,434
4.38%, 11/23/26	810	804,006
4.58%, 06/19/29 (Call 06/19/28), (3 mo. LIBOR US + 1.535%)(a)	1,596	1,567,863
4.76%, 03/29/33 (Call 03/29/32)(a)	1,120	1,062,656
4.95%, 03/31/30	870	878,622
5.25%, 03/14/44	1,345	1,306,304
6.10%, 01/14/42	690	782,122
6.50%, 05/02/36	1,326	1,462,909
6.50%, 09/15/37	1,775	1,985,586
6.80%, 06/01/38	1,024	1,154,202
7.63%, 05/17/32	748	899,365
HSBC USA Inc., 3.50%, 06/23/24	835	835,334
Huntington Bancshares Inc./OH
2.49%, 08/15/36 (Call 08/15/31)(a)(b)	847	702,426
2.55%, 02/04/30 (Call 11/04/29)	564	501,204
2.63%, 08/06/24 (Call 07/06/24)	1,191	1,168,931
4.00%, 05/15/25 (Call 04/15/25)	510	513,264
Huntington National Bank (The), 3.55%, 10/06/23 (Call 09/06/23)	90	90,484
ICICI Bank Ltd./Dubai
3.80%, 12/14/27(d)	700	679,609
4.00%, 03/18/26(d)	200	198,352
Industrial & Commercial Bank of China Ltd.
3.20%, (Call 09/24/26)(a)(d)(e)	4,000	3,809,040
4.88%, 09/21/25(d)	600	617,502
Industrial & Commercial Bank of China Ltd./Hong Kong
1.00%, 07/20/23(d)	1,000	975,200
1.63%, 10/28/26(d)	1,000	925,870
1.66%, 09/16/24, (3 mo. LIBOR US + 0.780%)(a)(d)	600	601,350
Industrial & Commercial Bank of China Ltd./London, 2.03%, 10/25/23, (3 mo. LIBOR US + 0.850%)(a)(d)	800	802,792
Industrial & Commercial Bank of China Ltd./Singapore
1.00%, 09/09/23(d)	600	583,842
1.00%, 10/28/24(d)	600	569,322
1.20%, 09/09/25(d)	600	559,974
Industrial & Commercial Bank of China Macau Ltd., 2.88%, 09/12/29 (Call 09/12/24)(a)(d)	2,200	2,139,786
Industrial Bank Co. Ltd./Hong Kong
0.88%, 06/10/24(d)	700	666,540
1.13%, 11/06/23(d)	200	193,196
ING Bank NV, 5.80%, 09/25/23(b)	245	252,063
ING Groep NV
1.40%, 07/01/26 (Call 07/01/25)(a)(b)	530	484,129
1.73%, 04/01/27 (Call 04/01/26), (SOFR + 1.005%)(a)	435	392,153
2.73%, 04/01/32 (Call 04/01/31), (SOFR + 1.316%)(a)	855	731,085
3.55%, 04/09/24	1,036	1,033,814
3.95%, 03/29/27	1,015	992,051
4.05%, 04/09/29	630	606,047
4.10%, 10/02/23	2,150	2,171,220
4.25%, 03/28/33 (Call 03/28/32)(a)	156	149,303
4.55%, 10/02/28	783	778,701
4.63%, 01/06/26(b)	715	722,329
4.70%, 03/22/28 (Call 03/22/23)(a)(d)	400	400,936
International Bank of Azerbaijan OJSC, 3.50%, 09/01/24(d)	1,073	1,019,350
Intesa Sanpaolo SpA 3.88%, 07/14/27(b)	1,130	1,080,156

22	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.88%, 01/12/28(b)	$345	$329,589
4.20%, 06/01/32 (Call 06/01/31)(a)(b)	466	386,421
4.95%, 06/01/42 (Call 06/01/41)(a)(b)	500	387,340
5.02%, 06/26/24(b)	1,435	1,410,505
5.25%, 01/12/24	225	228,719
5.71%, 01/15/26(b)	890	885,835
Series XR, 3.25%, 09/23/24(b)	1,170	1,146,179
Series XR, 4.00%, 09/23/29(b)	560	515,743
Series XR, 4.70%, 09/23/49(b)(c)	360	316,195
Itau Unibanco Holding SA/Cayman Island
3.25%, 01/24/25(c)(d)	600	582,222
5.13%, 05/13/23(c)(d)	700	713,027
JPMorgan Chase & Co.
0.56%, 02/16/25 (Call 02/16/24), (SOFR + 0.420%)(a)	115	108,968
0.65%, 09/16/24 (Call 09/16/23), (SOFR + 0.600%)(a)	425	411,043
0.77%, 08/09/25 (Call 08/09/24), (SOFR + 0.490%)(a)	1,035	966,856
0.82%, 06/01/25 (Call 06/01/24), (SOFR + 0.540%)(a)	1,275	1,199,966
0.97%, 06/23/25 (Call 06/23/24), (SOFR + 0.580%)(a)	1,035	973,003
1.04%, 02/04/27 (Call 02/04/26), (SOFR + 0.695%)(a)	481	428,364
1.05%, 11/19/26 (Call 11/19/25), (SOFR + 0.800%)(a)	749	672,692
1.47%, 09/22/27 (Call 09/22/26), (SOFR + 0.765%)(a)	970	862,272
1.51%, 06/01/24 (Call 06/01/23), (SOFR + 1.455%)(a)	1,810	1,780,642
1.56%, 12/10/25 (Call 12/10/24), (SOFR + 0.605%)(a)	1,010	950,976
1.58%, 04/22/27 (Call 04/22/26), (SOFR + 0.885%)(a)	840	759,629
1.76%, 11/19/31 (Call 11/19/30), (SOFR + 1.105%)(a)	1,135	915,968
1.95%, 02/04/32 (Call 02/04/31), (SOFR + 1.065%)(a)	1,645	1,343,422
2.01%, 03/13/26 (Call 03/13/25), (SOFR + 1.585%)(a)	1,367	1,288,534
2.07%, 06/01/29 (Call 06/01/28), (SOFR + 1.015%)(a)	1,525	1,335,961
2.08%, 04/22/26 (Call 04/22/25), (SOFR + 1.850%)(a)	1,844	1,735,462
2.18%, 06/01/28 (Call 06/01/27), (SOFR + 1.890%)(a)	280	251,838
2.30%, 10/15/25 (Call 10/15/24), (SOFR + 1.160%)(a)	999	959,290
2.52%, 04/22/31 (Call 04/22/30), (SOFR + 2.040%)(a)	1,395	1,211,739
2.53%, 11/19/41 (Call 11/19/40), (SOFR + 2.460%)(a)	1,455	1,080,337
2.55%, 11/08/32 (Call 11/08/31), (SOFR + 1.180%)(a)	2,390	2,028,058
2.58%, 04/22/32 (Call 04/22/31), (SOFR + 1.250%)(a)	1,440	1,239,250
2.60%, 02/24/26 (Call 02/24/25), (SOFR + 0.915%)(a)	540	519,593
2.70%, 05/18/23 (Call 03/18/23)	1,176	1,174,730

Security	Par (000)	Value

Banks (continued)
2.74%, 10/15/30 (Call 10/15/29), (SOFR + 1.510%)(a)	$1,802	$1,599,545
2.95%, 10/01/26 (Call 07/01/26)	1,569	1,504,043
2.95%, 02/24/28 (Call 02/24/27), (SOFR + 1.170%)(a)	685	645,188
2.96%, 05/13/31 (Call 05/13/30), (SOFR + 2.515%)(a)	1,675	1,473,012
2.96%, 01/25/33 (Call 01/25/32), (SOFR + 1.260%)(a)	1,615	1,422,912
3.11%, 04/22/41 (Call 04/22/40), (SOFR + 1.38%)(a)	920	741,851
3.11%, 04/22/51 (Call 04/22/50), (SOFR + 1.220%)(a)	942	726,263
3.13%, 01/23/25 (Call 10/23/24)	1,174	1,162,671
3.16%, 04/22/42 (Call 04/22/41), (SOFR + 2.440%)(a)	1,185	961,687
3.20%, 06/15/26 (Call 03/15/26)	1,454	1,419,395
3.22%, 03/01/25 (Call 03/01/24), (3 mo. LIBOR US + 1.155%)(a)	1,481	1,466,205
3.30%, 04/01/26 (Call 01/01/26)	807	789,125
3.33%, 04/22/52 (Call 04/22/51), (SOFR + 1.510%)(a)	801	639,831
3.38%, 05/01/23	1,071	1,076,794
3.51%, 01/23/29 (Call 01/23/28), (3 mo. LIBOR US + 0.945%)(a)	2,357	2,245,325
3.54%, 05/01/28 (Call 05/01/27), (3 mo. LIBOR US + 1.380%)(a)	616	591,736
3.63%, 05/13/24	453	456,769
3.63%, 12/01/27 (Call 12/01/26)	1,325	1,280,003
3.70%, 05/06/30 (Call 05/06/29), (3 mo. LIBOR US + 1.160%)(a)	918	871,678
3.78%, 02/01/28 (Call 02/01/27), (3 mo. LIBOR US + 1.337%)(a)	849	825,084
3.80%, 07/23/24 (Call 07/23/23), (3 mo. LIBOR US + 0.890%)(a)	2,245	2,253,980
3.88%, 02/01/24	1,231	1,247,914
3.88%, 09/10/24	2,677	2,690,439
3.88%, 07/24/38 (Call 07/24/37), (3 mo. LIBOR US + 1.360%)(a)	535	491,740
3.90%, 07/15/25 (Call 04/15/25)	1,634	1,642,578
3.90%, 01/23/49 (Call 01/23/48), (3 mo. LIBOR US + 1.460%)(a)	1,798	1,587,490
3.96%, 01/29/27 (Call 01/29/26), (3 mo. LIBOR US + 1.245%)(a)	1,229	1,216,427
3.96%, 11/15/48 (Call 11/15/47), (3 mo. LIBOR US + 1.360%)(a)	1,874	1,672,189
4.01%, 04/23/29 (Call 04/23/28), (3 mo. LIBOR US + 1.120%)(a)	1,217	1,187,098
4.02%, 12/05/24 (Call 12/05/23), (3 mo. LIBOR US + 1.000%)(a)	2,178	2,187,823
4.03%, 07/24/48 (Call 07/24/47), (3 mo. LIBOR US + 1.580%)(a)	827	745,921
4.08%, 04/26/26 (Call 04/26/25), (SOFR + 1.320%)(a)	2,060	2,056,148
4.13%, 12/15/26	682	678,338
4.20%, 07/23/29 (Call 07/23/28), (3 mo. LIBOR US + 1.260%)(a)	1,030	1,012,212
4.25%, 10/01/27	1,783	1,772,605
4.26%, 02/22/48 (Call 02/22/47), (3 mo. LIBOR US + 1.580%)(a)	1,343	1,258,915

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.32%, 04/26/28 (Call 04/26/27), (SOFR + 1.560%)(a)	$2,160	$2,153,758
4.45%, 12/05/29 (Call 12/05/28), (3 mo. LIBOR US + 1.330%)(a)	1,833	1,821,800
4.49%, 03/24/31 (Call 03/24/30), (SOFR + 3.790%)(a)	1,206	1,201,851
4.59%, 04/26/33 (Call 04/26/32)(a)	205	206,128
4.85%, 02/01/44	703	712,350
4.95%, 06/01/45	1,086	1,088,813
5.40%, 01/06/42	1,370	1,473,695
5.50%, 10/15/40	1,007	1,095,062
5.60%, 07/15/41	1,288	1,414,095
5.63%, 08/16/43	1,542	1,669,616
6.40%, 05/15/38	1,639	1,943,706
7.63%, 10/15/26	965	1,100,766
8.00%, 04/29/27	2,123	2,466,926
8.75%, 09/01/30	65	82,580
Kasikornbank PCL/Hong Kong, 3.34%, 10/02/31 (Call 10/02/26)(a)(d)	600	553,470
KeyBank N.A./Cleveland OH
0.43%, 06/14/24 (Call 06/14/23), (SOFR + 0.320%)(a)	20	19,444
3.30%, 06/01/25	250	248,060
3.40%, 05/20/26	1,005	980,257
3.90%, 04/13/29 (Call 03/13/29)	424	410,703
6.95%, 02/01/28	25	28,124
KeyCorp.
2.25%, 04/06/27	653	602,660
2.55%, 10/01/29	610	544,559
4.10%, 04/30/28	620	614,277
4.15%, 10/29/25	558	564,216
KfW
0.00%, 04/18/36(h)	875	563,474
0.00%, 06/29/37(h)	870	537,564
0.13%, 05/16/23(d)	935	913,925
0.25%, 10/19/23	2,425	2,343,496
0.25%, 03/08/24	2,825	2,699,485
0.38%, 07/18/25	1,875	1,727,306
0.50%, 09/20/24	2,003	1,894,858
0.63%, 01/22/26	2,070	1,898,914
0.75%, 09/30/30	2,150	1,794,519
1.00%, 10/01/26	890	817,367
1.38%, 08/05/24	1,485	1,437,673
1.75%, 09/14/29	1,029	943,799
2.00%, 05/02/25	1,757	1,709,157
2.13%, 08/07/23(d)	25	24,871
2.50%, 11/20/24	2,684	2,659,173
2.63%, 02/28/24	6,175	6,166,355
2.88%, 04/03/28	2,566	2,541,674
Kookmin Bank
1.38%, 05/06/26(d)	400	367,612
1.75%, 05/04/25(c)(d)	400	380,604
2.50%, 11/04/30(d)	600	514,062
4.35%, (Call 07/02/24)(a)(d)(e)	400	397,600
Korea Development Bank (The)
0.40%, 03/09/24	400	381,412
0.80%, 07/19/26	800	720,896
1.00%, 09/09/26	600	543,330
1.63%, 01/19/31(c)	700	595,175
2.00%, 09/12/26	200	188,860

Security	Par (000)	Value

Banks (continued)
2.13%, 10/01/24	$465	$454,947
3.00%, 01/13/26	200	197,812
3.25%, 02/19/24	400	401,800
3.38%, 09/16/25	200	200,660
3.75%, 01/22/24	400	405,040
Kreditanstalt fuer Wiederaufbau, 1.25%, 01/31/25	540	516,321
Landeskreditbank Baden-Wuerttemberg Foerderbank
0.50%, 12/08/25(d)	50	45,640
2.00%, 07/23/24(d)	70	68,695
Landwirtschaftliche Rentenbank
0.88%, 03/30/26	525	483,541
0.88%, 09/03/30	1,553	1,307,642
1.75%, 07/27/26	414	393,172
1.75%, 01/14/27(d)	380	358,625
2.00%, 01/13/25	2,550	2,489,004
2.38%, 01/23/24(d)	345	342,940
2.38%, 06/10/25	524	514,589
3.13%, 11/14/23	1,610	1,622,043
Series 37, 2.50%, 11/15/27	1,313	1,274,949
Series 40, 0.50%, 05/27/25	1,000	927,870
Lloyds Bank PLC, 3.50%, 05/14/25	160	158,016
Lloyds Banking Group PLC
2.44%, 02/05/26 (Call 02/05/25)(a)	910	869,214
3.51%, 03/18/26 (Call 03/18/25)(a)	1,000	982,100
3.57%, 11/07/28 (Call 11/07/27), (3 mo. LIBOR US + 1.205%)(a)	1,081	1,027,047
3.75%, 01/11/27	998	972,022
3.75%, 03/18/28 (Call 03/18/27)(a)	1,200	1,158,480
3.87%, 07/09/25 (Call 07/09/24)(a)	656	654,786
3.90%, 03/12/24	350	350,791
4.05%, 08/16/23	1,290	1,302,706
4.34%, 01/09/48	1,667	1,433,853
4.38%, 03/22/28	1,195	1,179,919
4.45%, 05/08/25	535	540,286
4.50%, 11/04/24	1,427	1,438,459
4.55%, 08/16/28	690	689,241
4.58%, 12/10/25	1,140	1,141,186
4.65%, 03/24/26	815	814,918
5.30%, 12/01/45	240	236,134
M&T Bank Corp., 3.55%, 07/26/23 (Call 06/26/23)	410	412,304
Macquarie Bank Ltd.
2.30%, 01/22/25(b)	203	196,086
3.05%, 03/03/36 (Call 03/03/31)(a)(b)	432	357,575
3.23%, 03/21/25(b)	300	296,589
3.62%, 06/03/30(b)	640	574,547
3.90%, 01/15/26(b)	484	481,304
4.00%, 07/29/25(b)	25	25,092
Macquarie Group Ltd.
1.20%, 10/14/25 (Call 10/14/24)(a)(b)	325	303,921
1.34%, 01/12/27 (Call 01/12/26)(a)(b)	1,695	1,508,330
1.63%, 09/23/27 (Call 09/23/26)(a)(b)	715	629,121
1.94%, 04/14/28 (Call 04/14/27), (SOFR + 0.995%)(a)(b)	260	227,713
2.69%, 06/23/32 (Call 06/23/31), (SOFR + 1.440%)(a)(b)	370	310,534
2.87%, 01/14/33 (Call 01/14/32), (SOFR + 1.532%)(a)(b)	385	320,108
3.76%, 11/28/28 (Call 11/28/27), (3 mo. LIBOR US + 1.372%)(a)(b)	555	527,195
4.10%, 06/21/28 (Call 06/21/27)(a)(b)	300	290,448

24	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.44%, 06/21/33 (Call 06/21/32)(a)(b)	$300	$283,464
4.65%, 03/27/29 (Call 03/27/28), (3 mo. LIBOR US + 1.727%)(a)(b)	363	361,000
5.03%, 01/15/30 (Call 01/15/29), (3 mo. LIBOR US + 1.750%)(a)(b)	1,220	1,232,298
Malayan Banking Bhd, 1.26%, 08/16/24, (3 mo. LIBOR US + 0.800%)(a)(d)	400	401,944
Manufacturers & Traders Trust Co., 3.40%, 08/17/27	180	174,530
MAR Sukuk Ltd., 2.21%, 09/02/25(d)	1,000	955,080
Mashreqbank PSC, 4.25%, 02/26/24(d)	400	405,084
Metropolitan Bank & Trust Co., 2.13%, 01/15/26(d)	400	379,544
Mitsubishi UFJ Financial Group Inc.
0.85%, 09/15/24 (Call 09/15/23)(a)	820	790,767
0.95%, 07/19/25 (Call 07/19/24)(a)	320	300,483
0.96%, 10/11/25 (Call 10/11/24)(a)	265	246,991
1.41%, 07/17/25	1,002	925,668
1.54%, 07/20/27 (Call 07/20/26)(a)	607	543,872
1.64%, 10/13/27 (Call 10/13/26)(a)	300	267,741
2.05%, 07/17/30	1,036	862,242
2.19%, 02/25/25	901	863,636
2.31%, 07/20/32 (Call 07/20/31)(a)	832	693,380
2.34%, 01/19/28 (Call 01/19/27)(a)	200	183,436
2.49%, 10/13/32 (Call 10/13/31)(a)	200	168,158
2.53%, 09/13/23	585	580,460
2.56%, 02/25/30	451	393,908
2.76%, 09/13/26	562	531,658
2.80%, 07/18/24	1,575	1,549,847
2.85%, 01/19/33 (Call 01/19/32)(a)	240	207,782
3.20%, 07/18/29	1,380	1,268,675
3.29%, 07/25/27	450	431,415
3.41%, 03/07/24	544	543,603
3.68%, 02/22/27	340	333,567
3.74%, 03/07/29	1,066	1,023,893
3.75%, 07/18/39	1,442	1,309,048
3.76%, 07/26/23	1,670	1,685,865
3.78%, 03/02/25(c)	395	397,030
3.84%, 04/17/26 (Call 04/17/25)(a)	400	398,504
3.85%, 03/01/26	1,529	1,516,309
3.96%, 03/02/28	260	254,415
4.05%, 09/11/28	720	701,719
4.08%, 04/19/28 (Call 04/19/27)(a)	400	394,968
4.15%, 03/07/39	665	634,264
4.29%, 07/26/38	561	546,055
4.32%, 04/19/33 (Call 04/19/32)(c)	400	392,124
Mizuho Bank Ltd.
3.20%, 03/26/25(b)	50	49,624
3.60%, 09/25/24(b)	350	350,928
Mizuho Financial Group Cayman 3 Ltd., 4.60%, 03/27/24(b)	5	5,053
Mizuho Financial Group Inc.
0.85%, 09/08/24 (Call 09/08/23), (SOFR + 0.872%)(a)	355	342,295
1.23%, 05/22/27 (Call 05/22/26)(a)	1,110	982,372
1.24%, 07/10/24 (Call 07/10/23), (SOFR + 1.252%)(a)	1,615	1,574,173
1.55%, 07/09/27 (Call 07/09/26)(a)	830	741,696
1.98%, 09/08/31 (Call 09/08/30), (SOFR + 1.532%)(a)	163	133,306
2.17%, 05/22/32 (Call 05/22/31)(a)	370	304,073

Security	Par (000)	Value

Banks (continued)
2.20%, 07/10/31 (Call 07/10/30), (SOFR + 1.772%)(a)	$1,250	$1,046,900
2.26%, 07/09/32 (Call 07/09/31)(a)	500	413,740
2.56%, 09/13/25 (Call 09/13/24), (SOFR + 1.362%)(a)	830	805,058
2.56%, 09/13/31	1,070	883,242
2.59%, 05/25/31 (Call 05/25/30), (3 mo. LIBOR US + 1.070%)(a)	100	86,964
2.65%, 05/22/26 (Call 05/22/25)(a)	450	432,864
2.84%, 07/16/25 (Call 07/16/24), (SOFR + 1.242%)(a)	1,028	1,006,165
2.84%, 09/13/26	333	315,151
2.87%, 09/13/30 (Call 09/13/29), (SOFR + 1.572%)(a)	315	282,851
3.15%, 07/16/30 (Call 07/16/29), (3 mo. LIBOR US + 1.130%)(a)	659	605,015
3.17%, 09/11/27	610	577,353
3.26%, 05/22/30 (Call 05/22/29)(a)	450	416,669
3.48%, 04/12/26(b)	565	549,559
3.66%, 02/28/27	640	625,248
3.92%, 09/11/24 (Call 09/11/23), (3 mo. LIBOR US + 1.000%)(a)	550	552,585
4.02%, 03/05/28	285	279,477
4.25%, 09/11/29 (Call 09/11/28), (3 mo. LIBOR US + 1.270%)(a)	615	603,991
4.35%, 10/20/25(b)(c)	650	649,428
Morgan Stanley
0.79%, 01/22/25 (Call 01/22/24), (SOFR + 0.509%)(a)	650	618,026
0.79%, 05/30/25 (Call 05/30/24), (SOFR + 0.525%)(a)	1,050	981,928
0.99%, 12/10/26 (Call 12/10/25), (SOFR + 0.720%)(a)	1,885	1,683,230
1.16%, 10/21/25 (Call 10/21/24), (SOFR + 0.560%)(a)	2,170	2,027,626
1.51%, 07/20/27 (Call 07/20/26), (SOFR + 0.858%)(a)	1,415	1,263,227
1.59%, 05/04/27 (Call 05/04/26), (SOFR + 0.879%)(a)	1,345	1,213,378
1.79%, 02/13/32 (Call 02/13/31), (SOFR + 1.034%)(a)	1,465	1,174,827
1.93%, 04/28/32 (Call 04/28/31), (SOFR + 1.020%)(a)	3,750	3,027,562
2.19%, 04/28/26 (Call 04/28/25), (SOFR + 1.990%)(a)	2,240	2,115,165
2.24%, 07/21/32 (Call 07/21/31), (SOFR + 1.178%)(a)	715	591,977
2.48%, 01/21/28 (Call 01/21/27), (SOFR + 1.000%)(a)	1,460	1,343,945
2.48%, 09/16/36 (Call 09/16/31), (SOFR + 1.360%)(a)	1,935	1,550,457
2.51%, 10/20/32 (Call 10/20/31), (SOFR + 1.200%)(a)	1,265	1,065,370
2.63%, 02/18/26 (Call 02/18/25), (SOFR + 0.940%)(a)	2,100	2,021,691
2.70%, 01/22/31 (Call 01/22/30), (SOFR + 1.143%)(a)	1,373	1,208,405
2.72%, 07/22/25 (Call 07/22/24), (SOFR + 1.152%)(a)	694	675,817

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.80%, 01/25/52 (Call 01/25/51), (SOFR + 1.430%)(a)	$1,809	$1,316,337
2.94%, 01/21/33 (Call 01/21/32), (SOFR + 1.290%)(a)	945	824,683
3.13%, 07/27/26	821	786,986
3.22%, 04/22/42 (Call 04/22/41), (SOFR + 1.431%)(a)	1,325	1,086,381
3.59%, 07/22/28 (Call 07/22/27), (3 mo. LIBOR US + 1.340%)(a)	1,381	1,323,799
3.62%, 04/17/25 (Call 04/17/24), (SOFR + 1.160%)(a)	810	805,577
3.62%, 04/01/31 (Call 04/01/30), (SOFR + 3.120%)(a)	1,706	1,598,931
3.63%, 01/20/27	932	909,250
3.70%, 10/23/24	1,510	1,513,730
3.77%, 01/24/29 (Call 01/24/28), (3 mo. LIBOR US + 1.140%)(a)	1,780	1,717,771
3.88%, 01/27/26	1,378	1,368,161
3.95%, 04/23/27	837	820,561
3.97%, 07/22/38 (Call 07/22/37), (3 mo. LIBOR US + 1.455%)(a)	1,269	1,171,185
4.00%, 07/23/25	1,304	1,305,969
4.10%, 05/22/23	712	719,398
4.21%, 04/20/28 (Call 04/20/27), (SOFR + 1.610%)(a)	430	426,801
4.30%, 01/27/45	1,350	1,271,146
4.35%, 09/08/26	1,642	1,644,217
4.38%, 01/22/47	1,714	1,640,795
4.43%, 01/23/30 (Call 01/23/29), (3 mo. LIBOR US + 1.628%)(a)	1,073	1,065,918
4.46%, 04/22/39 (Call 04/22/38), (3 mo. LIBOR US + 0.408%)(a)	375	368,816
5.00%, 11/24/25	733	752,483
5.30%, 04/20/37 (Call 04/20/32)	700	701,764
5.60%, 03/24/51 (Call 03/24/50), (SOFR + 4.480%)(a)	1,446	1,645,606
6.25%, 08/09/26	640	692,954
6.38%, 07/24/42	994	1,198,068
7.25%, 04/01/32	918	1,101,885
Series F, 3.88%, 04/29/24	1,235	1,243,880
Series I, 0.86%, 10/21/25 (Call 10/21/24), (SOFR + 0.745%)(a)	692	642,446
MUFG Bank Ltd., 4.70%, 03/10/44(b)	10	10,563
MUFG Union Bank N.A., 2.10%, 12/09/22 (Call 11/09/22)	200	199,954
Nanyang Commercial Bank Ltd., 3.80%, 11/20/29 (Call 11/20/24)(a)(d)	250	244,640
National Australia Bank Ltd.
1.39%, 01/12/25(b)	500	473,850
1.89%, 01/12/27(b)	745	684,744
2.33%, 08/21/30(b)	795	656,543
2.65%, 01/14/41(b)	150	108,485
2.99%, 05/21/31(b)	285	243,741
3.35%, 01/12/37 (Call 01/12/32)(a)(b)	510	442,394
3.50%, 01/10/27(b)	500	494,020
3.93%, 08/02/34 (Call 08/02/29)(a)(b)	1,548	1,446,436
National Australia Bank Ltd./New York
2.50%, 07/12/26	1,170	1,117,034
3.38%, 01/14/26	285	282,606
3.63%, 06/20/23	655	661,609

Security	Par (000)	Value

Banks (continued)
National Bank of Canada
0.55%, 11/15/24 (Call 11/15/23)(a)	$500	$478,525
0.75%, 08/06/24	475	446,334
National Bank of Oman SAOG, 5.63%, 09/25/23(d)	200	202,280
National Securities Clearing Corp., 1.50%, 04/23/25 (Call 03/23/25)(b)	910	860,733
Natwest Group PLC
1.64%, 06/14/27 (Call 06/14/26)(a)	800	712,232
2.36%, 05/22/24 (Call 05/22/23)(a)	1,650	1,629,622
3.03%, 11/28/35 (Call 08/28/30)(a)	390	327,643
3.07%, 05/22/28 (Call 05/22/27)(a)	644	597,761
3.75%, 11/01/29 (Call 11/01/24)(a)	1,080	1,057,784
3.88%, 09/12/23	1,100	1,103,168
4.27%, 03/22/25 (Call 03/22/24), (3 mo. LIBOR US + 1.762%)(a)	1,153	1,153,680
4.45%, 05/08/30 (Call 05/08/29), (3 mo. LIBOR US + 1.871%)(a)	1,685	1,636,084
4.52%, 06/25/24 (Call 06/25/23), (3 mo. LIBOR US + 1.550%)(a)	290	292,572
4.80%, 04/05/26	2,216	2,237,650
4.89%, 05/18/29 (Call 05/18/28), (3 mo. LIBOR US + 1.754%)(a)	615	613,635
5.08%, 01/27/30 (Call 01/27/29), (3 mo. LIBOR US + 1.905%)(a)	389	395,224
5.13%, 05/28/24	805	817,928
6.00%, 12/19/23	594	610,739
6.10%, 06/10/23	75	76,784
NatWest Markets PLC
0.80%, 08/12/24(b)	628	588,656
1.60%, 09/29/26(b)	525	470,962
2.38%, 05/21/23(b)	485	479,932
NBK SPC Ltd., 1.63%, 09/15/27 (Call 09/15/26)(a)(d)	600	540,420
NBK Tier 1 Financing 2 Ltd., 4.50%, (Call 08/27/25)(a)(d)(e)	600	576,216
NBK Tier 1 Financing Ltd., 3.63%, (Call 08/24/26)(a)(d)(e)	200	183,068
NBK Tier 2 Ltd., 2.50%, 11/24/30 (Call 11/24/25)(a)(d)	200	185,308
NCB Tier 1 Sukuk Ltd., 3.50%, (Call 07/26/26)(a)(d)(e)	800	765,048
Nederlandse Waterschapsbank NV
1.75%, 01/15/25(b)	1,117	1,082,071
2.38%, 03/24/26(b)	200	194,902
NongHyup Bank
0.88%, 07/28/24(d)	200	189,586
1.25%, 07/20/25(d)	600	558,366
3.88%, 07/30/23(d)	200	201,980
Nordea Bank Abp
0.63%, 05/24/24(b)	335	316,622
0.75%, 08/28/25(b)	1,088	990,374
1.00%, 06/09/23(b)	451	440,708
3.75%, 08/30/23(b)	1,240	1,248,866
4.63%, 09/13/33 (Call 09/13/28)(a)(b)	505	498,465
Norinchukin Bank (The)
1.28%, 09/22/26(b)	1,630	1,463,153
2.08%, 09/22/31(b)	1,510	1,282,322
Northern Trust Corp.
1.95%, 05/01/30 (Call 02/01/30)	750	652,207
3.15%, 05/03/29 (Call 02/03/29)	748	717,751
3.38%, 05/08/32 (Call 05/08/27), (3 mo. LIBOR US + 1.131%)(a)	849	821,475
3.65%, 08/03/28 (Call 05/03/28)	746	742,956

26	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.95%, 10/30/25	$605	$613,155
NRW Bank
0.38%, 02/10/25(d)	1,200	1,117,740
0.75%, 10/25/24(d)	545	516,638
0.88%, 03/09/26(d)	940	864,274
1.88%, 07/31/24(d)	2,295	2,244,418
2.25%, 05/31/23(d)	200	199,464
Oesterreichische Kontrollbank AG
0.38%, 09/17/25	450	411,876
0.50%, 09/16/24	175	165,401
0.50%, 02/02/26	150	136,469
1.50%, 02/12/25	1,319	1,268,153
3.13%, 11/07/23(c)	840	845,393
Oversea-Chinese Banking Corp. Ltd.
1.83%, 09/10/30 (Call 09/10/25)(a)(b)	2,305	2,144,618
4.25%, 06/19/24(b)	383	388,063
People’s United Bank N.A., 4.00%, 07/15/24 (Call 04/16/24)	250	251,198
Philippine National Bank, 3.28%, 09/27/24(d)	400	395,004
PNC Bank N.A.
2.70%, 10/22/29	703	632,995
2.95%, 02/23/25 (Call 01/24/25)	625	618,719
3.10%, 10/25/27 (Call 09/25/27)	605	586,499
3.25%, 06/01/25 (Call 05/02/25)	70	69,638
3.25%, 01/22/28 (Call 12/23/27)	816	790,631
3.30%, 10/30/24 (Call 09/30/24)	365	363,912
3.50%, 06/08/23 (Call 05/09/23)	325	327,217
3.80%, 07/25/23 (Call 06/25/23)	705	710,873
3.88%, 04/10/25 (Call 03/10/25)	96	96,266
4.05%, 07/26/28	610	605,626
4.20%, 11/01/25 (Call 10/02/25)	155	157,491
2.50%, 08/27/24 (Call 07/27/24)	851	833,589
PNC Financial Services Group Inc. (The)
1.15%, 08/13/26 (Call 07/13/26)	900	815,634
2.20%, 11/01/24 (Call 10/02/24)	510	497,724
2.31%, 04/23/32 (Call 04/23/31), (SOFR + 0.979%)(a)	900	775,737
2.55%, 01/22/30 (Call 10/24/29)	1,308	1,170,686
2.60%, 07/23/26 (Call 05/23/26)	725	696,268
3.15%, 05/19/27 (Call 04/19/27)	914	889,980
3.45%, 04/23/29 (Call 01/23/29)	890	856,233
3.50%, 01/23/24 (Call 12/23/23)	1,277	1,284,649
3.90%, 04/29/24 (Call 03/29/24)	408	412,635
QIB Sukuk Ltd.
1.67%, 02/07/25, (3 mo. LIBOR US + 1.350%)(a)(d)	200	200,948
1.95%, 10/27/25(d)	800	758,936
3.98%, 03/26/24(d)	600	607,290
QIIB Senior Sukuk Ltd., 4.26%, 03/05/24(d)	400	406,096
QNB Finance Ltd.
1.38%, 01/26/26(d)	600	551,118
1.63%, 09/22/25(d)	600	560,178
2.63%, 05/12/25(d)	1,000	968,830
2.75%, 02/12/27(d)	200	190,776
3.50%, 03/28/24(d)	600	601,020
QNB Finansbank AS, 6.88%, 09/07/24(d)	200	206,064
Rakfunding Cayman Ltd., 4.13%, 04/09/24(d)	200	201,154
RBH Bank, 1.66%, 06/29/26(d)	400	368,712
Regions Bank/Birmingham AL, 6.45%, 06/26/37	140	162,333
Regions Financial Corp. 1.80%, 08/12/28 (Call 06/12/28)	1,405	1,218,599

Security	Par (000)	Value

Banks (continued)
2.25%, 05/18/25 (Call 04/18/25)	$865	$830,556
7.38%, 12/10/37	170	213,192
Riyad Sukuk Ltd., 3.17%, 02/25/30 (Call 02/25/25)(a)(d)	1,000	977,690
Royal Bank of Canada
0.43%, 01/19/24	640	613,491
0.50%, 10/26/23	909	877,467
0.65%, 07/29/24	1,150	1,081,575
0.75%, 10/07/24	530	497,421
0.88%, 01/20/26	295	264,827
1.15%, 06/10/25	824	762,060
1.15%, 07/14/26	380	340,693
1.20%, 04/27/26	1,470	1,327,336
1.40%, 11/02/26	500	450,080
1.60%, 01/21/25(c)	490	464,912
2.05%, 01/21/27(c)	200	184,266
2.25%, 11/01/24	1,685	1,637,197
2.30%, 11/03/31	615	523,205
2.55%, 07/16/24	830	815,500
3.38%, 04/14/25	240	237,458
3.63%, 05/04/27(c)	240	235,637
3.70%, 10/05/23	1,694	1,712,566
3.88%, 05/04/32	240	230,510
4.65%, 01/27/26	565	576,357
Samba Funding Ltd.
2.75%, 10/02/24(d)	200	195,976
2.90%, 01/29/27(d)	600	579,858
Santander Holdings USA Inc.
2.49%, 01/06/28 (Call 01/06/27), (SOFR + 1.249%)(a)	405	367,392
3.24%, 10/05/26 (Call 08/05/26)	831	792,658
3.45%, 06/02/25 (Call 05/02/25)	980	961,772
3.50%, 06/07/24 (Call 05/07/24)	615	611,740
4.40%, 07/13/27 (Call 04/14/27)	1,053	1,039,237
4.50%, 07/17/25 (Call 04/17/25)	694	700,114
Santander UK Group Holdings PLC
1.53%, 08/21/26 (Call 08/21/25)(a)	1,732	1,573,868
1.67%, 06/14/27 (Call 06/14/26), (SOFR + 0.989%)(a)	1,427	1,268,689
2.47%, 01/11/28 (Call 01/11/27), (SOFR + 1.220%)(a)	500	452,490
2.90%, 03/15/32 (Call 03/15/31), (SOFR + 1.475%)(a)	15	12,812
4.75%, 09/15/25(b)	320	320,496
4.80%, 11/15/24 (Call 11/15/23), (3 mo. LIBOR US + 1.570%)(a)	272	275,803
5.63%, 09/15/45(b)	609	600,705
Santander UK PLC, 4.00%, 03/13/24	1,095	1,106,859
Shinhan Bank Co. Ltd.
1.38%, 10/21/26(c)(d)	600	546,936
3.88%, 03/24/26(d)	600	595,110
4.00%, 04/23/29(d)	200	194,592
4.50%, 03/26/28(d)	600	602,004
Shinhan Financial Group Co. Ltd.
1.35%, 01/10/26(d)	400	368,796
2.88%, (Call 05/12/26)(a)(d)(e)	400	363,256
3.34%, 02/05/30 (Call 02/05/25)(a)(d)	200	194,768
5.88%, (Call 08/13/23)(a)(d)(e)	200	203,774
Siam Commercial Bank PCL/Cayman Islands
2.75%, 05/16/23(d)	400	397,736
3.90%, 02/11/24(d)	200	201,628

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
SIB Sukuk Co. III Ltd., 2.85%, 06/23/25(d)	$600	$588,822
Signature Bank/New York NY, 4.00%, 10/15/30 (Call 10/15/25)(a)	200	196,438
Skandinaviska Enskilda Banken AB
0.55%, 09/01/23(b)	215	208,008
1.20%, 09/09/26(b)	235	211,272
SNB Sukuk Ltd., 2.34%, 01/19/27(d)	400	378,876
Societe Generale SA
1.38%, 07/08/25(b)	200	184,598
1.49%, 12/14/26 (Call 12/14/25)(a)(b)	965	855,685
1.79%, 06/09/27 (Call 06/09/26)(a)(b)	740	652,488
2.23%, 01/21/26 (Call 01/21/25)(a)(b)	200	186,952
2.63%, 10/16/24(b)	2,230	2,149,564
2.63%, 01/22/25(b)	965	921,652
2.80%, 01/19/28 (Call 01/19/27)(a)(b)	200	180,498
2.89%, 06/09/32 (Call 06/09/31)(a)(b)	760	623,762
3.00%, 01/22/30(b)(c)	325	281,801
3.34%, 01/21/33 (Call 01/21/32)(a)(b)	245	207,557
3.63%, 03/01/41(b)	25	18,622
3.65%, 07/08/35 (Call 07/08/30)(a)(b)(c)	350	304,458
3.88%, 03/28/24(b)	1,345	1,339,580
4.00%, 01/12/27(b)	455	437,537
4.03%, 01/21/43 (Call 01/21/42)(a)(b)	255	197,888
4.25%, 09/14/23(b)	1,188	1,197,777
4.25%, 04/14/25(b)	1,180	1,164,294
4.25%, 08/19/26(b)	220	213,877
4.75%, 11/24/25(b)	650	647,965
4.75%, 09/14/28(b)	664	652,732
5.00%, 01/17/24(b)	960	972,010
5.63%, 11/24/45(b)	780	744,541
Standard Chartered PLC
0.99%, 01/12/25 (Call 01/12/24)(a)(b)	150	142,353
1.21%, 03/23/25 (Call 03/23/24)(a)(b)	560	530,606
1.46%, 01/14/27 (Call 01/14/26)(a)(b)	165	146,852
1.82%, 11/23/25 (Call 11/23/24)(a)(b)	865	810,816
2.61%, 01/12/28 (Call 01/12/27)(a)(b)	200	181,510
2.68%, 06/29/32 (Call 06/29/31)(a)(b)	350	288,474
2.82%, 01/30/26 (Call 01/30/25)(a)(b)	1,470	1,406,143
3.20%, 04/17/25(b)	317	309,731
3.27%, 02/18/36 (Call 11/18/30)(a)(b)	1,245	1,049,547
3.52%, 02/12/30 (Call 02/12/25)(a)(d)	200	192,658
3.60%, 01/12/33 (Call 01/12/32)(a)(b)	300	258,777
3.79%, 05/21/25 (Call 05/21/24)(a)(b)	1,120	1,108,688
3.97%, 03/30/26 (Call 03/30/25)(a)(b)	2,000	1,967,620
4.05%, 04/12/26(b)	840	831,701
4.30%, 02/19/27(b)	804	788,274
4.31%, 05/21/30 (Call 05/21/29), (3 mo. LIBOR US + 1.910%)(a)(b)(c)	375	363,401
4.64%, 04/01/31 (Call 04/01/30)(a)(b)	650	635,225
4.87%, 03/15/33 (Call 03/15/28)(a)(b)	948	914,450
5.20%, 01/26/24(b)	325	330,405
5.30%, 01/09/43(b)	675	631,071
5.70%, 03/26/44(b)	1,425	1,392,082
State Bank of India/London
1.80%, 07/13/26(d)	600	546,696
4.38%, 01/24/24(d)	740	747,555
4.88%, 04/17/24(d)	200	204,062
State Street Corp.
1.68%, 11/18/27 (Call 11/18/26), (SOFR + 0.560%)(a)	1,000	914,670

Security	Par (000)	Value

Banks (continued)
1.75%, 02/06/26 (Call 02/06/25), (SOFR + 0.441%)(a)(c)	$45	$42,855
2.20%, 02/07/28 (Call 02/07/27), (SOFR + 0.730%)(a)	270	250,695
2.20%, 03/03/31	100	84,930
2.35%, 11/01/25 (Call 11/01/24)(a)	219	212,658
2.40%, 01/24/30	658	590,693
2.62%, 02/07/33 (Call 02/07/32), (SOFR + 1.002%)(a)	300	265,173
2.65%, 05/19/26	797	774,716
2.90%, 03/30/26 (Call 03/30/25), (SOFR + 2.600%)(a)	850	832,600
3.03%, 11/01/34 (Call 11/01/29), (SOFR + 1.490%)(a)	898	821,284
3.10%, 05/15/23	605	607,886
3.15%, 03/30/31 (Call 03/30/30), (SOFR + 2.650%)(a)	538	504,418
3.30%, 12/16/24	1,000	1,001,150
3.55%, 08/18/25	763	764,442
3.70%, 11/20/23	602	608,670
3.78%, 12/03/24 (Call 12/03/23), (3 mo. LIBOR US + 0.770%)(a)	380	383,355
4.14%, 12/03/29 (Call 12/03/28), (3 mo. LIBOR US + 1.030%)(a)	500	502,650
Sumitomo Mitsui Banking Corp.
3.40%, 07/11/24	174	173,464
3.65%, 07/23/25	250	248,283
3.95%, 07/19/23	1,030	1,039,157
3.95%, 01/10/24	5	5,056
Sumitomo Mitsui Financial Group Inc.
0.95%, 01/12/26	265	237,411
1.40%, 09/17/26	825	735,702
1.47%, 07/08/25	585	542,517
1.71%, 01/12/31	405	323,846
1.90%, 09/17/28	520	447,221
2.13%, 07/08/30	857	720,223
2.14%, 09/23/30	1,247	1,023,263
2.22%, 09/17/31	220	182,327
2.30%, 01/12/41	500	362,830
2.35%, 01/15/25	705	677,554
2.45%, 09/27/24	1,393	1,353,104
2.47%, 01/14/29	200	177,364
2.63%, 07/14/26	635	600,227
2.70%, 07/16/24	1,740	1,705,270
2.72%, 09/27/29	335	299,557
2.75%, 01/15/30	990	880,377
2.93%, 09/17/41	405	315,041
3.01%, 10/19/26	205	195,896
3.04%, 07/16/29	1,053	964,116
3.05%, 01/14/42	370	301,139
3.20%, 09/17/29	1,024	932,106
3.35%, 10/18/27	487	468,080
3.36%, 07/12/27	324	312,462
3.45%, 01/11/27	523	506,735
3.54%, 01/17/28	1,650	1,589,148
3.75%, 07/19/23	1,133	1,142,064
3.78%, 03/09/26	470	464,337
3.94%, 10/16/23	955	964,684
3.94%, 07/19/28	398	388,102
4.31%, 10/16/28	90	89,349

28	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Sumitomo Mitsui Trust Bank Ltd.
0.80%, 09/12/23, (SOFR + 0.44%)(a)(b)	$1,350	$1,307,677
0.80%, 09/16/24(b)	1,320	1,235,296
1.05%, 09/12/25(b)	1,640	1,495,368
1.35%, 09/16/26(b)	1,060	949,166
1.55%, 03/25/26(b)	400	365,728
2.55%, 03/10/25(b)	1,000	968,490
2.80%, 03/10/27(b)	1,000	948,250
Suncorp-Metway Ltd., 3.30%, 04/15/24(b)	281	280,202
SVB Financial Group
1.80%, 10/28/26 (Call 09/28/26)	905	818,292
1.80%, 02/02/31 (Call 11/02/30)	920	737,352
2.10%, 05/15/28 (Call 03/15/28)	105	92,394
3.13%, 06/05/30 (Call 03/05/30)	586	526,363
3.50%, 01/29/25	103	102,249
4.35%, 04/29/28 (Call 04/29/27)(a)	770	764,995
4.57%, 04/29/33 (Call 04/29/32)	770	763,178
Svenska Handelsbanken AB
0.55%, 06/11/24(b)	615	579,957
0.63%, 06/30/23, (SOFR + 0.17000%)(a)(b)	790	769,168
1.42%, 06/11/27 (Call 06/11/26)(a)(b)	780	703,381
3.90%, 11/20/23	590	597,540
Swedbank AB
0.85%, 03/18/24(b)	35	33,379
1.30%, 06/02/23(b)	313	307,507
1.54%, 11/16/26(b)	525	478,034
3.36%, 04/04/25(b)	450	446,328
Synovus Financial Corp., 5.90%, 02/07/29 (Call 02/07/24)(a)	180	181,575
TC Ziraat Bankasi AS
5.13%, 09/29/23(d)	200	196,076
5.38%, 03/02/26(d)	800	731,952
Texas Capital Bancshares Inc., 4.00%, 05/06/31 (Call 05/06/26)(a)	515	495,059
Toronto-Dominion Bank (The)
0.45%, 09/11/23	804	778,449
0.55%, 03/04/24	740	705,464
0.70%, 09/10/24	1,015	956,171
0.75%, 06/12/23	185	181,047
0.75%, 09/11/25	123	112,023
0.75%, 01/06/26	707	635,650
1.15%, 06/12/25	506	469,887
1.20%, 06/03/26	1,005	906,580
1.25%, 12/13/24	1,110	1,053,357
1.25%, 09/10/26	1,092	979,098
1.45%, 01/10/25(c)	200	189,624
1.95%, 01/12/27	295	270,919
2.00%, 09/10/31	975	812,341
2.35%, 03/08/24	600	590,832
2.45%, 01/12/32	200	171,588
2.65%, 06/12/24	1,246	1,231,621
2.80%, 03/10/27	600	570,342
3.20%, 03/10/32	600	547,614
3.25%, 03/11/24	926	926,657
3.50%, 07/19/23	921	928,865
3.63%, 09/15/31 (Call 09/15/26)(a)	1,537	1,500,942
Truist Bank
1.50%, 03/10/25 (Call 02/10/25)	847	803,947
2.15%, 12/06/24 (Call 11/05/24)	917	890,306
2.25%, 03/11/30 (Call 12/11/29)	1,307	1,132,032

Security	Par (000)	Value

Banks (continued)
2.64%, 09/17/29 (Call 09/17/24)(a)	$655	$634,289
2.75%, 05/01/23 (Call 04/01/23)	300	299,400
3.20%, 04/01/24 (Call 03/01/24)	454	453,909
3.30%, 05/15/26 (Call 04/15/26)	490	480,930
3.63%, 09/16/25 (Call 08/16/25)	326	324,445
3.69%, 08/02/24 (Call 08/02/23),
(3 mo. LIBOR US + 0.735%)(a)	295	296,797
3.80%, 10/30/26 (Call 09/30/26)	460	456,633
4.05%, 11/03/25 (Call 09/03/25)	578	587,971
Truist Financial Corp.
1.13%, 08/03/27 (Call 06/03/27)	945	822,197
1.20%, 08/05/25 (Call 07/03/25)	288	267,379
1.27%, 03/02/27 (Call 03/02/26), (SOFR + 0.609%)(a)	175	159,114
1.89%, 06/07/29 (Call 06/07/28), (SOFR + 0.862%)(a)	1,130	989,451
1.95%, 06/05/30 (Call 03/05/30)	315	269,775
2.50%, 08/01/24 (Call 07/01/24)	1,058	1,038,554
2.85%, 10/26/24 (Call 09/26/24)	656	648,154
3.70%, 06/05/25 (Call 05/05/25)	455	456,147
3.75%, 12/06/23 (Call 11/06/23)	1,185	1,197,004
3.88%, 03/19/29 (Call 02/16/29)	810	787,174
4.00%, 05/01/25 (Call 03/01/25)	772	780,554
Turkiye Is Bankasi AS
6.13%, 04/25/24(d)	400	394,508
7.00%, 06/29/28 (Call 06/29/23)(a)(d)	600	586,860
7.75%, 01/22/30 (Call 01/22/25)(a)(d)	600	594,216
Turkiye Vakiflar Bankasi TAO
5.25%, 02/05/25(d)	400	373,852
6.50%, 01/08/26(d)	200	188,648
8.13%, 03/28/24(d)	400	405,824
U.S. Bancorp.
1.38%, 07/22/30 (Call 04/22/30)	1,181	966,330
1.45%, 05/12/25 (Call 04/11/25)	985	929,111
2.22%, 01/27/28 (Call 01/27/27), (SOFR + 0.730%)(a)	200	185,912
2.40%, 07/30/24 (Call 06/28/24)	741	727,521
2.49%, 11/03/36 (Call 11/03/31)(a)	630	530,290
2.68%, 01/27/33 (Call 01/27/32), (SOFR + 1.020%)(a)	290	257,053
3.00%, 07/30/29 (Call 04/30/29)	900	836,694
3.10%, 04/27/26 (Call 03/27/26)	924	903,783
3.38%, 02/05/24 (Call 01/05/24)	665	667,574
3.60%, 09/11/24 (Call 08/11/24)	755	759,032
3.70%, 01/30/24 (Call 12/29/23)	365	368,803
3.90%, 04/26/28 (Call 03/24/28)	679	680,188
3.95%, 11/17/25 (Call 10/17/25)	714	725,160
Series V, 2.38%, 07/22/26 (Call 06/22/26)	1,208	1,150,922
Series X, 3.15%, 04/27/27 (Call 03/27/27)	728	710,040
U.S. Bank N.A./Cincinnati OH
2.05%, 01/21/25 (Call 12/20/24)	240	232,133
2.80%, 01/27/25 (Call 12/27/24)	956	944,356
3.40%, 07/24/23 (Call 06/23/23)	920	927,930
UBS AG/London
0.38%, 06/01/23(b)	1,135	1,105,978
0.45%, 02/09/24(b)	1,405	1,337,419
0.70%, 08/09/24(b)	1,205	1,134,399
1.25%, 06/01/26(b)	2,015	1,812,916
1.38%, 01/13/25 (Call 12/13/24), (SOFR + 0.300%)(a)(b)	605	571,767

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.50%, 06/26/48(b)	$700	$687,337
UBS Group AG
1.01%, 07/30/24 (Call 07/30/23)(a)(b)	3,910	3,798,487
1.36%, 01/30/27 (Call 01/30/26)(a)(b)	2,878	2,584,127
1.49%, 08/10/27 (Call 08/10/26)(a)(b)	1,135	1,008,561
2.10%, 02/11/32 (Call 02/11/31)(a)(b)	380	309,635
2.75%, 02/11/33 (Call 02/11/32)(a)(b)	880	740,397
3.13%, 08/13/30 (Call 08/13/29),
(3 mo. LIBOR US + 1.468%)(a)(b)	1,235	1,121,800
3.18%, 02/11/43 (Call 02/11/42)(a)(b)	645	509,969
3.49%, 05/23/23 (Call 05/23/22)(b)	438	438,000
4.13%, 09/24/25(b)	1,210	1,210,557
4.13%, 04/15/26(b)	1,258	1,250,792
4.25%, 03/23/28 (Call 03/23/27)(b)	610	602,643
UniCredit SpA
1.98%, 06/03/27 (Call 06/03/26)(a)(b)	810	714,517
2.57%, 09/22/26 (Call 09/22/25)(a)(b)	1,121	1,024,908
3.13%, 06/03/32 (Call 06/03/31)(a)(b)(c)	655	541,567
4.63%, 04/12/27(b)	850	829,659
5.46%, 06/30/35 (Call 06/30/30)(a)(b)	840	759,898
5.86%, 06/19/32 (Call 06/19/27)(a)(b)	605	576,855
7.30%, 04/02/34 (Call 04/02/29)(a)(b)	860	872,221
Union Bank of the Philippines, 2.13%, 10/22/25(d)	400	384,252
United Overseas Bank Ltd.
1.25%, 04/14/26(b)	165	151,668
1.75%, 03/16/31 (Call 03/16/26)(a)(d)	800	729,928
3.75%, 04/15/29 (Call 04/15/24)(a)(b)	535	534,754
Valley National Bancorp., 3.00%, 06/15/31 (Call 06/15/26), (SOFR + 2.360%)(a)	200	187,908
Vnesheconombank Via VEB Finance PLC
5.94%, 11/21/23(d)	600	12,000
6.80%, 11/22/25(d)	600	12,000
Wachovia Corp.
5.50%, 08/01/35	2,077	2,163,756
7.57%, 08/01/26(f)	160	178,115
Warba Sukuk Ltd., 2.98%, 09/24/24(d)	200	198,938
Webster Financial Corp., 4.10%, 03/25/29 (Call 12/25/28)	153	150,659
Wells Fargo & Co.
0.81%, 05/19/25 (Call 05/19/24), (SOFR + 0.510%)(a)	1,650	1,553,590
1.65%, 06/02/24 (Call 06/02/23), (SOFR + 1.600%)(a)	1,830	1,799,128
2.16%, 02/11/26 (Call 02/11/25), (3 mo. LIBOR US + 0.750%)(a)	1,734	1,644,786
2.19%, 04/30/26 (Call 04/30/25), (SOFR + 2.000%)(a)	955	902,236
2.39%, 06/02/28 (Call 06/02/27), (SOFR + 2.100%)(a)	1,438	1,306,524
2.41%, 10/30/25 (Call 10/30/24), (SOFR + 1.087%)(a)	2,515	2,417,971
2.57%, 02/11/31 (Call 02/11/30), (SOFR + 1.262%)(a)	2,472	2,167,895
2.88%, 10/30/30 (Call 10/30/29), (SOFR + 1.432%)(a)	1,930	1,731,982
3.00%, 02/19/25	1,096	1,077,269
3.00%, 04/22/26	2,524	2,426,271
3.00%, 10/23/26	1,192	1,138,694
3.07%, 04/30/41 (Call 04/30/40), (SOFR + 2.530%)(a)	1,300	1,051,492

Security	Par (000)	Value

Banks (continued)
3.20%, 06/17/27 (Call 06/17/26), (3 mo. LIBOR US + 1.170%)(a)	$1,720	$1,647,106
3.30%, 09/09/24	1,857	1,849,888
3.35%, 03/02/33 (Call 03/02/32), (SOFR + 1.500%)(a)	1,300	1,181,596
3.53%, 03/24/28 (Call 03/24/27), (SOFR + 1.510%)(a)	1,370	1,318,926
3.55%, 09/29/25	905	899,090
3.58%, 05/22/28 (Call 05/22/27), (3 mo. LIBOR US + 1.310%)(a)	2,080	1,996,946
3.75%, 01/24/24 (Call 12/22/23)	1,011	1,018,987
3.90%, 05/01/45	1,187	1,067,885
3.91%, 04/25/26 (Call 04/25/25), (SOFR + 1.320%)(a)	1,255	1,246,491
4.10%, 06/03/26	778	774,655
4.13%, 08/15/23	652	659,641
4.15%, 01/24/29 (Call 10/24/28)	1,675	1,650,126
4.30%, 07/22/27	1,979	1,974,963
4.40%, 06/14/46	1,245	1,157,452
4.48%, 04/04/31 (Call 04/04/30), (SOFR + 4.032%)(a)	1,025	1,023,985
4.61%, 04/25/53 (Call 04/25/52)	1,760	1,735,483
4.65%, 11/04/44	1,659	1,582,553
4.75%, 12/07/46	1,905	1,861,756
4.90%, 11/17/45	1,127	1,106,861
5.01%, 04/04/51 (Call 04/04/50), (SOFR + 4.502%)(a)	2,195	2,283,349
5.38%, 02/07/35	420	451,122
5.38%, 11/02/43	982	1,024,619
5.61%, 01/15/44	1,613	1,721,652
5.95%, 12/15/36	275	301,672
Series B, 7.95%, 11/15/29	40	49,099
Wells Fargo Bank N.A.
5.85%, 02/01/37	390	434,090
5.95%, 08/26/36	40	44,449
6.60%, 01/15/38	768	932,905
Westpac Banking Corp.
1.02%, 11/18/24	455	431,404
1.15%, 06/03/26	925	837,856
1.95%, 11/20/28	1,000	883,300
2.15%, 06/03/31	1,135	968,677
2.35%, 02/19/25	345	335,554
2.65%, 01/16/30	787	717,107
2.67%, 11/15/35 (Call 11/15/30)(a)	515	422,527
2.70%, 08/19/26	1,174	1,127,932
2.85%, 05/13/26	839	814,317
2.89%, 02/04/30 (Call 02/04/25)(a)	925	883,967
2.96%, 11/16/40	504	385,323
3.02%, 11/18/36 (Call 11/18/31)(a)	665	552,495
3.13%, 11/18/41	785	608,658
3.30%, 02/26/24	664	667,220
3.35%, 03/08/27	469	459,742
3.40%, 01/25/28	505	490,325
3.65%, 05/15/23	742	749,784
4.11%, 07/24/34 (Call 07/24/29)(a)	1,220	1,150,643
4.32%, 11/23/31 (Call 11/23/26)(a)	245	240,262
4.42%, 07/24/39	890	837,419
Wintrust Financial Corp., 4.85%, 06/06/29	10	9,721
Woori Bank
0.75%, 02/01/26(d)	1,200	1,083,732

30	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.25%, (Call 10/04/24)(a)(d)(e)	$400	$391,952
4.75%, 04/30/24(d)	250	254,773
5.13%, 08/06/28(d)	200	209,496
Yapi ve Kredi Bankasi AS
5.85%, 06/21/24(d)	400	391,300
7.88%, 01/22/31 (Call 01/22/26)(a)(d)	600	586,800
8.25%, 10/15/24(d)	200	204,768
Zions Bancorp. N.A., 3.25%, 10/29/29 (Call 07/29/29)	365	333,245

		1,156,171,290

Beverages — 0.5%
Anadolu Efes Biracilik Ve Malt Sanayii AS, 3.38%, 06/29/28 (Call 03/29/28)(d)	600	494,142
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
3.65%, 02/01/26 (Call 11/01/25)	1,939	1,926,493
4.70%, 02/01/36 (Call 08/01/35)	1,581	1,565,854
4.90%, 02/01/46 (Call 08/01/45)	3,171	3,127,272
Anheuser-Busch InBev Finance Inc.
4.00%, 01/17/43	1,035	902,551
4.63%, 02/01/44	987	935,864
4.70%, 02/01/36 (Call 08/01/35)	1,525	1,490,535
4.90%, 02/01/46 (Call 08/01/45)	1,521	1,491,341
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30 (Call 03/01/30)	570	541,477
3.75%, 07/15/42	664	561,372
4.00%, 04/13/28 (Call 01/13/28)	1,347	1,338,878
4.35%, 06/01/40 (Call 12/01/39)	738	691,536
4.38%, 04/15/38 (Call 10/15/37)	1,140	1,082,966
4.44%, 10/06/48 (Call 04/06/48)	1,330	1,217,469
4.50%, 06/01/50 (Call 12/01/49)	1,751	1,639,356
4.60%, 04/15/48 (Call 10/15/47)	2,413	2,271,791
4.60%, 06/01/60 (Call 12/01/59)	941	861,391
4.75%, 01/23/29 (Call 10/23/28)	2,378	2,449,245
4.75%, 04/15/58 (Call 10/15/57)	623	584,386
4.90%, 01/23/31 (Call 10/23/30)	1,064	1,107,081
4.95%, 01/15/42	841	836,593
5.45%, 01/23/39 (Call 07/23/38)	1,113	1,181,928
5.55%, 01/23/49 (Call 07/23/48)	1,234	1,314,938
5.80%, 01/23/59 (Call 07/23/58)	1,155	1,258,523
5.88%, 06/15/35	10	10,972
8.00%, 11/15/39	578	768,087
8.20%, 01/15/39	1,218	1,644,008
Bacardi Ltd.
2.75%, 07/15/26 (Call 04/15/26)(b)	485	454,367
4.45%, 05/15/25 (Call 03/15/25)(d)	1,045	1,051,552
4.70%, 05/15/28 (Call 02/15/28)(b)	100	100,350
4.70%, 05/15/28 (Call 02/15/28)(d)	376	377,316
5.15%, 05/15/38 (Call 11/15/37)(b)	100	100,404
5.15%, 05/15/38 (Call 11/15/37)(d)	50	50,202
5.30%, 05/15/48 (Call 11/15/47)(b)	100	100,165
Becle SAB de CV, 2.50%, 10/14/31 (Call 07/14/31)(d)	600	509,268
Brown-Forman Corp.
3.50%, 04/15/25 (Call 02/15/25)	25	25,140
4.00%, 04/15/38 (Call 10/15/37)	171	162,329
4.50%, 07/15/45 (Call 01/15/45)	131	128,080
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL, 5.25%, 04/27/29 (Call 04/27/26)(d)	300	285,390
Cia. Cervecerias Unidas SA, 3.35%, 01/19/32 (Call 10/19/31)(d)	150	133,404

Security	Par (000)	Value

Beverages (continued)
Coca-Cola Co. (The)
1.00%, 03/15/28	$1,085	$939,621
1.38%, 03/15/31	650	531,128
1.45%, 06/01/27	314	285,561
1.50%, 03/05/28	350	313,390
1.65%, 06/01/30	450	382,662
1.75%, 09/06/24	481	471,370
2.00%, 03/05/31	177	152,781
2.13%, 09/06/29	1,189	1,064,381
2.25%, 01/05/32	792	695,186
2.50%, 06/01/40	525	421,071
2.50%, 03/15/51	755	557,620
2.60%, 06/01/50	643	486,539
2.75%, 06/01/60(c)	495	364,251
2.88%, 05/05/41	1,045	873,066
2.90%, 05/25/27	219	213,564
3.00%, 03/05/51	590	483,399
3.38%, 03/25/27	390	389,243
3.45%, 03/25/30	754	735,090
4.20%, 03/25/50	40	40,320
Coca-Cola Consolidated Inc., 3.80%, 11/25/25 (Call 08/25/25)	275	275,833
Coca-Cola Europacific Partners PLC, 0.50%, 05/05/23(b)	10	9,740
Coca-Cola European Partners PLC, 1.50%, 01/15/27 (Call 12/15/26)(b)	240	213,895
Coca-Cola Femsa SAB de CV
1.85%, 09/01/32 (Call 06/01/32)	1,215	967,055
2.75%, 01/22/30 (Call 10/22/29)	1,046	941,055
5.25%, 11/26/43	155	161,891
Coca-Cola Icecek AS, 4.50%, 01/20/29 (Call 10/20/28)(d)	400	371,264
Constellation Brands Inc.
2.25%, 08/01/31 (Call 05/01/31)	835	693,083
2.88%, 05/01/30 (Call 02/01/30)	635	564,686
3.15%, 08/01/29 (Call 05/01/29)	656	603,146
3.50%, 05/09/27 (Call 02/09/27)	328	320,866
3.60%, 02/15/28 (Call 11/15/27)	443	426,636
3.70%, 12/06/26 (Call 09/06/26)	521	515,274
3.75%, 05/01/50 (Call 11/01/49)	295	246,080
4.10%, 02/15/48 (Call 08/15/47)	165	144,649
4.25%, 05/01/23	1,332	1,349,929
4.40%, 11/15/25 (Call 09/15/25)	481	489,571
4.50%, 05/09/47 (Call 11/09/46)	500	463,420
4.65%, 11/15/28 (Call 08/15/28)	200	202,304
4.75%, 11/15/24	893	916,566
4.75%, 12/01/25	275	284,133
5.25%, 11/15/48 (Call 05/15/48)	456	467,614
Diageo Capital PLC
1.38%, 09/29/25 (Call 08/29/25)	435	406,934
2.00%, 04/29/30 (Call 01/29/30)	1,208	1,051,214
2.13%, 04/29/32 (Call 01/29/32)	473	403,275
3.50%, 09/18/23 (Call 08/18/23)	230	231,589
3.88%, 05/18/28 (Call 02/18/28)	200	200,998
3.88%, 04/29/43 (Call 10/29/42)	110	102,158
5.88%, 09/30/36	281	327,345
Diageo Investment Corp.
4.25%, 05/11/42	310	300,908
7.45%, 04/15/35	50	65,404

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Beverages (continued)
Embotelladora Andina SA, 3.95%, 01/21/50 (Call 07/21/49)(d)	$350	$293,629
Fomento Economico Mexicano SAB de CV
2.88%, 05/10/23	200	198,478
3.50%, 01/16/50 (Call 07/16/49)	1,445	1,156,491
4.38%, 05/10/43	670	636,520
Heineken NV
3.50%, 01/29/28 (Call 10/29/27)(b)	1,920	1,863,149
4.00%, 10/01/42(b)	25	22,778
4.35%, 03/29/47 (Call 09/29/46)(b)	320	306,435
JDE Peet’s NV
1.38%, 01/15/27 (Call 12/15/26)(b)	275	239,756
2.25%, 09/24/31 (Call 06/24/31)(b)	650	526,994
Keurig Dr Pepper Inc.
0.75%, 03/15/24 (Call 05/31/22)	495	472,680
2.25%, 03/15/31 (Call 12/15/30)	290	244,412
2.55%, 09/15/26 (Call 06/15/26)	542	513,816
3.13%, 12/15/23 (Call 10/15/23)	478	478,884
3.20%, 05/01/30 (Call 02/01/30)	1,063	972,230
3.35%, 03/15/51 (Call 09/15/50)	245	189,980
3.40%, 11/15/25 (Call 08/15/25)	350	346,668
3.43%, 06/15/27 (Call 03/15/27)	604	590,030
3.80%, 05/01/50 (Call 11/01/49)	370	312,669
3.95%, 04/15/29 (Call 02/15/29)	495	483,224
4.05%, 04/15/32 (Call 01/15/32)	540	517,120
4.42%, 05/25/25 (Call 03/25/25)	271	276,575
4.42%, 12/15/46 (Call 06/15/46)	440	412,377
4.50%, 11/15/45 (Call 05/15/45)	260	245,263
4.50%, 04/15/52 (Call 10/15/51)	385	358,119
Molson Coors Beverage Co.
3.00%, 07/15/26 (Call 04/15/26)	1,314	1,253,806
4.20%, 07/15/46 (Call 01/15/46)	901	773,554
5.00%, 05/01/42	615	582,737
PepsiCo Inc.
0.40%, 10/07/23	470	456,220
0.75%, 05/01/23	575	565,921
1.40%, 02/25/31 (Call 11/25/30)	627	517,375
1.63%, 05/01/30 (Call 02/01/30)	945	806,652
1.95%, 10/21/31 (Call 07/21/31)	325	278,814
2.25%, 03/19/25 (Call 02/19/25)	1,492	1,456,893
2.38%, 10/06/26 (Call 07/06/26)	1,147	1,101,258
2.63%, 03/19/27 (Call 01/19/27)	395	380,460
2.63%, 07/29/29 (Call 04/29/29)	870	812,876
2.63%, 10/21/41 (Call 04/21/41)	300	243,609
2.75%, 04/30/25 (Call 01/30/25)	486	480,523
2.75%, 03/19/30 (Call 12/19/29)	1,895	1,762,123
2.75%, 10/21/51 (Call 04/21/51)	620	489,620
2.85%, 02/24/26 (Call 11/24/25)	225	221,020
2.88%, 10/15/49 (Call 04/15/49)	759	617,151
3.00%, 10/15/27 (Call 07/15/27)	605	592,555
3.38%, 07/29/49 (Call 01/29/49)	403	353,794
3.45%, 10/06/46 (Call 04/06/46)	513	457,545
3.50%, 07/17/25 (Call 04/17/25)	275	276,950
3.60%, 03/01/24 (Call 12/01/23)	913	922,988
3.60%, 08/13/42	282	257,427
3.63%, 03/19/50 (Call 09/19/49)	500	464,030
3.88%, 03/19/60 (Call 09/19/59)	300	285,237
4.00%, 03/05/42	40	38,644
4.00%, 05/02/47 (Call 11/02/46)	200	195,416
7.00%, 03/01/29	130	155,367

Security	Par (000)	Value

Beverages (continued)
Pernod Ricard International Finance LLC
1.25%, 04/01/28 (Call 02/01/28)(b)(c)	$405	$347,636
1.63%, 04/01/31 (Call 01/01/30)(b)	490	397,336
2.75%, 10/01/50 (Call 04/01/50)(b)	403	291,796
Pernod Ricard SA
3.25%, 06/08/26 (Call 03/08/26)(b)	400	391,568
4.25%, 07/15/22(b)	5	5,025
5.50%, 01/15/42(b)	65	71,293
Primo Water Holdings Inc., 4.38%, 04/30/29 (Call 04/30/24)(b)	415	361,365
Suntory Holdings Ltd., 2.25%, 10/16/24 (Call 09/16/24)(b)	607	581,312
Triton Water Holdings Inc., 6.25%, 04/01/29 (Call 04/01/24)(b)(c)	440	364,698

		91,163,645

Biotechnology — 0.3%
Amgen Inc.
1.65%, 08/15/28 (Call 06/15/28)	1,200	1,046,928
1.90%, 02/21/25 (Call 01/21/25)	90	86,334
2.00%, 01/15/32 (Call 10/15/31)	1,845	1,524,966
2.20%, 02/21/27 (Call 12/21/26)	902	836,461
2.25%, 08/19/23 (Call 06/19/23)	727	722,260
2.30%, 02/25/31 (Call 11/25/30)	718	616,712
2.45%, 02/21/30 (Call 11/21/29)	738	650,879
2.60%, 08/19/26 (Call 05/19/26)	857	819,112
2.77%, 09/01/53 (Call 03/01/53)	691	479,982
2.80%, 08/15/41 (Call 02/15/41)	1,045	792,528
3.00%, 01/15/52 (Call 07/15/51)	1,370	990,236
3.13%, 05/01/25 (Call 02/01/25)	629	622,477
3.15%, 02/21/40 (Call 08/21/39)	1,020	824,945
3.20%, 11/02/27 (Call 08/02/27)	545	524,693
3.35%, 02/22/32 (Call 11/22/31)	325	299,920
3.38%, 02/21/50 (Call 08/21/49)	1,177	918,496
3.63%, 05/22/24 (Call 02/22/24)	639	643,901
4.20%, 02/22/52 (Call 08/22/51)	135	121,374
4.40%, 05/01/45 (Call 11/01/44)	1,586	1,476,518
4.40%, 02/22/62 (Call 08/22/61)	495	442,589
4.56%, 06/15/48 (Call 12/15/47)	614	590,343
4.66%, 06/15/51 (Call 12/15/50)	1,657	1,594,631
4.95%, 10/01/41	618	615,046
5.15%, 11/15/41 (Call 05/15/41)	440	455,193
5.65%, 06/15/42 (Call 12/15/41)	65	70,745
5.75%, 03/15/40	70	77,875
6.38%, 06/01/37	140	163,603
6.40%, 02/01/39	165	192,149
Baxalta Inc.
4.00%, 06/23/25 (Call 03/23/25)	1,185	1,192,466
5.25%, 06/23/45 (Call 12/23/44)	835	878,445
Biogen Inc.
2.25%, 05/01/30 (Call 02/01/30)	1,418	1,184,555
3.15%, 05/01/50 (Call 11/01/49)	922	644,229
3.25%, 02/15/51 (Call 08/15/50)(b)	691	494,300
4.05%, 09/15/25 (Call 06/15/25)	964	961,349
5.20%, 09/15/45 (Call 03/15/45)	210	207,986
Bio-Rad Laboratories Inc.
3.30%, 03/15/27 (Call 02/15/27)	50	47,849
3.70%, 03/15/32 (Call 12/15/31)	300	276,618
CSL Finance PLC
3.85%, 04/27/27 (Call 03/27/27)(b)	200	199,052
4.05%, 04/27/29 (Call 02/27/29)	200	198,356

32	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Biotechnology (continued)
4.25%, 04/27/32 (Call 01/27/32)	$200	$198,416
4.63%, 04/27/42 (Call 10/27/41)(c)	200	196,832
4.75%, 04/27/52 (Call 10/27/51)	200	196,556
4.95%, 04/27/62 (Call 10/27/61)	200	196,422
Emergent BioSolutions Inc., 3.88%, 08/15/28 (Call 08/15/23)(b)	270	229,127
Gilead Sciences Inc.
0.75%, 09/29/23 (Call 05/10/22)(a)	510	493,333
1.20%, 10/01/27 (Call 08/01/27)	665	577,273
1.65%, 10/01/30 (Call 07/01/30)	670	554,894
2.50%, 09/01/23 (Call 07/01/23)	284	282,597
2.60%, 10/01/40 (Call 04/01/40)	213	159,605
2.80%, 10/01/50 (Call 04/01/50)	1,107	791,095
2.95%, 03/01/27 (Call 12/01/26)	1,010	967,853
3.50%, 02/01/25 (Call 11/01/24)	716	716,780
3.65%, 03/01/26 (Call 12/01/25)	1,007	1,000,505
3.70%, 04/01/24 (Call 01/01/24)	1,561	1,571,412
4.00%, 09/01/36 (Call 03/01/36)	745	706,588
4.15%, 03/01/47 (Call 09/01/46)	1,262	1,149,745
4.50%, 02/01/45 (Call 08/01/44)	1,208	1,141,657
4.60%, 09/01/35 (Call 03/01/35)	645	651,534
4.75%, 03/01/46 (Call 09/01/45)	1,116	1,106,916
4.80%, 04/01/44 (Call 10/01/43)	961	945,624
5.65%, 12/01/41 (Call 06/01/41)	850	934,320
Grifols Escrow Issuer SA, 4.75%, 10/15/28 (Call 10/15/24)(b)	340	311,035
Illumina Inc., 2.55%, 03/23/31 (Call 12/23/30)	1,065	901,427
Regeneron Pharmaceuticals Inc.
1.75%, 09/15/30 (Call 06/15/30)	715	581,109
2.80%, 09/15/50 (Call 03/15/50)	767	541,594
Royalty Pharma PLC
0.75%, 09/02/23	385	372,503
1.20%, 09/02/25 (Call 08/02/25)	803	731,188
1.75%, 09/02/27 (Call 07/02/27)	542	476,543
2.15%, 09/02/31 (Call 06/02/31)	265	213,964
2.20%, 09/02/30 (Call 06/02/30)	965	807,010
3.30%, 09/02/40 (Call 03/02/40)	370	288,926
3.35%, 09/02/51 (Call 03/02/51)	315	224,198
3.55%, 09/02/50 (Call 03/02/50)	865	640,593

		45,345,275

Building Materials — 0.2%
Boise Cascade Co., 4.88%, 07/01/30 (Call 07/01/25)(b)	250	236,250
Boral Finance Pty Ltd., 3.75%, 05/01/28 (Call 02/01/28)(b)	25	23,825
Builders FirstSource Inc.
4.25%, 02/01/32 (Call 08/01/26)(b)	837	714,781
5.00%, 03/01/30 (Call 03/01/25)(b)	276	255,264
6.75%, 06/01/27 (Call 06/01/22)(b)	355	366,001
Carrier Global Corp.
2.24%, 02/15/25 (Call 01/15/25)	116	111,131
2.49%, 02/15/27 (Call 12/15/26)	171	159,338
2.70%, 02/15/31 (Call 11/15/30)	95	82,708
2.72%, 02/15/30 (Call 11/15/29)	1,243	1,098,402
3.38%, 04/05/40 (Call 10/05/39)	1,456	1,200,967
3.58%, 04/05/50 (Call 10/05/49)	1,047	838,982
Cemex SAB de CV
3.88%, 07/11/31 (Call 07/11/26)(d)	900	764,235
5.20%, 09/17/30 (Call 09/17/25)(d)	800	753,952
5.45%, 11/19/29 (Call 11/19/24)(c)(d)	600	576,078
7.38%, 06/05/27 (Call 06/05/23)(d)	200	210,410

Security	Par (000)	Value

Building Materials (continued)
Cemex SAB De CV, 5.13%, (Call 06/08/26)(a)(c)(d)(e)	$600	$548,580
Cornerstone Building Brands Inc., 6.13%, 01/15/29 (Call 09/15/23)(b)	390	324,819
CP Atlas Buyer Inc., 7.00%, 12/01/28 (Call 12/01/23)(b)	300	250,506
CRH America Finance Inc.
3.40%, 05/09/27 (Call 02/09/27)(b)	40	38,935
3.95%, 04/04/28 (Call 01/04/28)(b)	1,565	1,552,010
4.50%, 04/04/48 (Call 10/04/47)(b)	255	249,076
CRH America Inc., 3.88%, 05/18/25 (Call 02/15/25)(b)	2,145	2,155,768
Eagle Materials Inc., 2.50%, 07/01/31 (Call 04/01/31)	585	490,470
Eco Material Technologies Inc., 7.88%, 01/31/27 (Call 01/31/24)(b)	410	396,732
Fortune Brands Home & Security Inc.
3.25%, 09/15/29 (Call 06/15/29)	485	438,687
4.00%, 09/21/23 (Call 08/21/23)	624	631,020
4.00%, 06/15/25 (Call 03/15/25)	250	250,363
4.00%, 03/25/32 (Call 12/25/31)	500	465,180
4.50%, 03/25/52 (Call 09/25/51)	500	425,285
GCC SAB de CV, 3.61%, 04/20/32 (Call 01/20/32)(d)	200	174,226
Griffon Corp., 5.75%, 03/01/28 (Call 03/01/23)	583	520,497
Holcim Finance U.S. LLC
3.50%, 09/22/26 (Call 06/22/26)(b)	25	24,642
4.75%, 09/22/46 (Call 03/22/46)(b)	170	169,172
InterCement Financial Operations BV, 5.75%, 07/17/24 (Call 05/31/22)(b)	200	171,980
James Hardie International Finance DAC, 5.00%, 01/15/28 (Call 01/15/23)(b)	235	226,512
Jeld-Wen Inc.
4.63%, 12/15/25 (Call 05/31/22)(b)	200	189,156
4.88%, 12/15/27 (Call 12/15/22)(b)	300	272,358
6.25%, 05/15/25 (Call 05/31/22)(b)	85	86,898
Johnson Controls International PLC
3.63%, 07/02/24 (Call 04/02/24)(f)	132	132,360
3.90%, 02/14/26 (Call 11/14/25)	117	117,106
4.50%, 02/15/47 (Call 08/15/46)	843	793,516
4.63%, 07/02/44 (Call 01/02/44)	575	558,009
4.95%, 07/02/64 (Call 01/02/64)(f)	48	45,343
5.13%, 09/14/45 (Call 03/14/45)	188	195,159
6.00%, 01/15/36	184	211,180
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
1.75%, 09/15/30 (Call 06/15/30)	775	648,737
2.00%, 09/16/31 (Call 06/16/31)	750	616,860
Koppers Inc., 6.00%, 02/15/25 (Call 05/31/22)(b)	254	246,662
Lafarge SA, 7.13%, 07/15/36	200	248,144
Lennox International Inc.
1.35%, 08/01/25 (Call 07/01/25)	745	689,289
3.00%, 11/15/23 (Call 09/15/23)	105	104,514
Louisiana-Pacific Corp., 3.63%, 03/15/29 (Call 03/15/24)(b)	190	163,831
Martin Marietta Materials Inc.
0.65%, 07/15/23 (Call 07/15/22)	100	97,466
2.40%, 07/15/31 (Call 04/15/31)	175	147,747
3.20%, 07/15/51 (Call 01/15/51)	250	185,658
3.45%, 06/01/27 (Call 03/01/27)	510	495,195
3.50%, 12/15/27 (Call 09/15/27)	268	260,201
4.25%, 07/02/24 (Call 04/02/24)	543	549,657
4.25%, 12/15/47 (Call 06/15/47)	535	472,630
Masco Corp.
1.50%, 02/15/28 (Call 12/15/27)	375	319,433

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Building Materials (continued)
2.00%, 10/01/30 (Call 07/01/30)	$383	$313,895
2.00%, 02/15/31 (Call 11/15/30)	442	359,240
3.13%, 02/15/51 (Call 08/15/50)	210	153,842
3.50%, 11/15/27 (Call 08/15/27)	271	260,057
4.50%, 05/15/47 (Call 11/15/46)	70	64,530
Masonite International Corp.
3.50%, 02/15/30 (Call 08/15/29)(b)	175	148,358
5.38%, 02/01/28 (Call 02/01/23)(b)	300	287,766
MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, 02/01/30 (Call 02/01/25)(b)	330	287,569
Mohawk Industries Inc., 3.63%, 05/15/30 (Call 02/15/30)	395	367,571
New Enterprise Stone & Lime Co. Inc.
5.25%, 07/15/28 (Call 07/15/24)(b)	295	271,430
9.75%, 07/15/28 (Call 07/15/23)(b)	195	192,586
Owens Corning
3.40%, 08/15/26 (Call 05/15/26)	762	747,370
3.88%, 06/01/30 (Call 03/01/30)	435	414,860
3.95%, 08/15/29 (Call 05/15/29)	315	304,920
4.20%, 12/01/24 (Call 09/01/24)	290	293,474
4.30%, 07/15/47 (Call 01/15/47)	390	347,849
4.40%, 01/30/48 (Call 07/30/47)	185	166,833
7.00%, 12/01/36	27	31,153
PGT Innovations Inc., 4.38%, 10/01/29 (Call 10/01/24)(b)(c)	360	316,260
SRM Escrow Issuer LLC, 6.00%, 11/01/28 (Call 11/01/23)(b)	590	566,636
St Marys Cement Inc. Canada, 5.75%, 01/28/27 (Call 10/28/26)(b)	140	143,857
Standard Industries Inc./NJ
3.38%, 01/15/31 (Call 07/15/25)(b)	669	532,216
4.38%, 07/15/30 (Call 07/15/25)(b)	931	778,027
4.75%, 01/15/28 (Call 01/15/23)(b)	705	649,122
5.00%, 02/15/27 (Call 05/31/22)(b)	515	488,550
Summit Materials LLC/Summit Materials Finance Corp.
5.25%, 01/15/29 (Call 07/15/23)(b)	390	366,744
6.50%, 03/15/27 (Call 05/10/22)(b)	198	197,562
Ultratech Cement Ltd., 2.80%, 02/16/31 (Call 08/16/30)(d)	200	165,974
Victors Merger Corp., 6.38%, 05/15/29 (Call 05/15/24)(b)	350	210,021
Votorantim Cimentos International SA, 7.25%, 04/05/41(d)	200	226,916
Vulcan Materials Co.
3.50%, 06/01/30 (Call 03/01/30)	655	617,842
3.90%, 04/01/27 (Call 01/01/27)	455	454,741
4.50%, 04/01/25 (Call 01/01/25)	76	77,733
4.50%, 06/15/47 (Call 12/15/46)	209	198,466
4.70%, 03/01/48 (Call 09/01/47)	352	345,710
West China Cement Ltd., 4.95%, 07/08/26 (Call 07/08/24)(d)	200	180,668

		36,274,241

Chemicals — 0.6%
Cerdia Finanz GmbH, 10.50%, 02/15/27 (Call 02/15/24)(b)	400	354,988
Air Liquide Finance SA
2.25%, 09/27/23 (Call 07/27/23)(b)	887	879,159
2.25%, 09/10/29 (Call 06/10/29)(b)	1,050	943,666
2.50%, 09/27/26 (Call 06/27/26)(b)	310	296,624

Security	Par (000)	Value

Chemicals (continued)
Air Products and Chemicals Inc.
1.50%, 10/15/25 (Call 09/15/25)	$335	$314,133
1.85%, 05/15/27 (Call 03/15/27)	496	456,464
2.05%, 05/15/30 (Call 02/15/30)	300	263,178
2.70%, 05/15/40 (Call 11/15/39)	559	452,350
2.80%, 05/15/50 (Call 11/15/49)	562	437,140
3.35%, 07/31/24 (Call 04/30/24)	185	185,555
Albemarle Corp.
4.15%, 12/01/24 (Call 09/01/24)	282	285,505
5.45%, 12/01/44 (Call 06/01/44)	22	22,623
Alpek SAB de CV
3.25%, 02/25/31 (Call 11/25/30)(d)	400	340,516
4.25%, 09/18/29 (Call 06/18/29)(d)	400	371,212
5.38%, 08/08/23(d)	200	204,516
Ashland LLC
3.38%, 09/01/31 (Call 06/01/31)(b)(c)	230	199,049
6.88%, 05/15/43 (Call 02/15/43)	175	196,257
ASP Unifrax Holdings Inc.
5.25%, 09/30/28 (Call 09/30/24)(b)	515	454,178
7.50%, 09/30/29 (Call 09/30/24)(b)(c)	200	163,824
Axalta Coating Systems LLC, 3.38%, 02/15/29 (Call 02/15/24)(b)(c)	360	312,268
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV, 4.75%, 06/15/27 (Call 06/15/23)(b)(c)	297	282,290
Bluestar Finance Holdings Ltd.
3.10%, (Call 07/12/24)(a)(d)(e)	200	194,636
3.38%, 07/16/24(d)	400	396,024
3.88%, (Call 06/24/23)(a)(d)(e)	400	399,804
Braskem America Finance Co., 7.13%, 07/22/41 (Call 01/22/41)(d)	200	199,976
Braskem Finance Ltd., 6.45%, 02/03/24	498	507,044
Braskem Idesa SAPI
6.99%, 02/20/32 (Call 02/20/27)(d)	400	358,820
7.45%, 11/15/29 (Call 11/15/24)(d)	800	753,488
Braskem Netherlands Finance BV
4.50%, 01/10/28 (Call 10/10/27)(d)	600	564,678
4.50%, 01/31/30(d)	1,200	1,084,056
5.88%, 01/31/50(d)	400	359,072
8.50%, 01/23/81 (Call 10/24/25)(a)(d)	200	207,316
Cabot Corp., 4.00%, 07/01/29 (Call 04/01/29)	440	423,267
Celanese U.S. Holdings LLC
1.40%, 08/05/26 (Call 07/05/26)	155	137,566
3.50%, 05/08/24 (Call 04/08/24)	681	677,847
CF Industries Inc.
4.50%, 12/01/26(b)	355	361,074
4.95%, 06/01/43	516	498,714
5.15%, 03/15/34	320	330,051
5.38%, 03/15/44	440	444,602
Chemours Co. (The)
4.63%, 11/15/29 (Call 11/15/24)(b)	382	330,816
5.38%, 05/15/27 (Call 02/15/27)(c)	355	345,837
5.75%, 11/15/28 (Call 11/15/23)(b)	520	489,523
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP
3.70%, 06/01/28 (Call 03/01/28)(b)	100	97,954
5.13%, 04/01/25 (Call 03/01/25)(b)	210	218,677
CNAC HK Finbridge Co. Ltd.
2.00%, 09/22/25(d)	400	372,400
3.00%, 09/22/30(d)	1,200	1,041,084

34	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
3.35%, (Call 09/22/23)(a)(d)(e)	$400	$396,128
3.38%, 06/19/24(d)	600	595,566
4.13%, 07/19/27(d)	1,000	972,240
4.88%, 03/14/25(d)	800	815,128
5.13%, 03/14/28(d)	1,150	1,167,560
Consolidated Energy Finance SA
5.63%, 10/15/28 (Call 10/15/24)(b)	270	251,718
6.50%, 05/15/26 (Call 05/10/22)(b)	270	275,422
Cornerstone Chemical Co., 6.75%, 08/15/24 (Call 05/31/22)(b)(c)	300	271,233
CVR Partners LP/CVR Nitrogen Finance Corp., 6.13%, 06/15/28 (Call 06/15/24)(b)	280	273,588
Diamond BC BV, 4.63%, 10/01/29 (Call 10/01/24)(b)	255	219,581
Dow Chemical Co. (The)
2.10%, 11/15/30 (Call 08/15/30)	370	314,015
3.60%, 11/15/50 (Call 05/15/50)	250	205,150
3.63%, 05/15/26 (Call 03/15/26)	475	470,782
4.25%, 10/01/34 (Call 04/01/34)	477	467,670
4.38%, 11/15/42 (Call 05/15/42)	950	893,570
4.63%, 10/01/44 (Call 04/01/44)	391	378,320
4.80%, 11/30/28 (Call 08/30/28)	400	412,508
4.80%, 05/15/49 (Call 11/15/48)	404	401,297
5.25%, 11/15/41 (Call 05/15/41)	508	527,385
5.55%, 11/30/48 (Call 05/30/48)	270	294,800
7.38%, 11/01/29	420	502,013
9.40%, 05/15/39	606	902,116
DuPont de Nemours Inc.
4.21%, 11/15/23 (Call 10/15/23)	1,528	1,549,010
4.49%, 11/15/25 (Call 09/15/25)	1,072	1,092,968
4.73%, 11/15/28 (Call 08/15/28)	1,920	1,983,706
5.32%, 11/15/38 (Call 05/15/38)	1,516	1,590,906
5.42%, 11/15/48 (Call 05/15/48)	709	756,163
Eastman Chemical Co.
3.80%, 03/15/25 (Call 12/15/24)	646	643,280
4.50%, 12/01/28 (Call 09/01/28)	327	328,200
4.65%, 10/15/44 (Call 04/15/44)	954	910,793
4.80%, 09/01/42 (Call 03/01/42)	400	389,340
Ecolab Inc.
1.30%, 01/30/31 (Call 10/30/30)	598	484,990
2.13%, 02/01/32 (Call 11/01/31)(c)	1,905	1,634,852
2.13%, 08/15/50 (Call 02/15/50)	695	469,869
2.70%, 11/01/26 (Call 08/01/26)	590	570,754
2.70%, 12/15/51 (Call 06/15/51)	360	272,434
2.75%, 08/18/55 (Call 02/18/55)	414	305,288
3.25%, 12/01/27 (Call 09/01/27)	154	151,163
4.80%, 03/24/30 (Call 12/24/29)	465	491,263
EI du Pont de Nemours and Co.
1.70%, 07/15/25 (Call 06/15/25)	660	622,941
2.30%, 07/15/30 (Call 04/15/30)	483	428,006
Element Solutions Inc., 3.88%, 09/01/28 (Call 09/01/23)(b)(c)	495	442,738
Equate Petrochemical BV
2.63%, 04/28/28 (Call 01/28/28)(d)	600	545,328
4.25%, 11/03/26(d)	600	597,516
Equate Sukuk Spc Ltd., 3.94%, 02/21/24(d)	1,000	1,006,230
EverArc Escrow Sarl, 5.00%, 10/30/29 (Call 10/30/24)(b)	395	346,028
FMC Corp.
3.20%, 10/01/26 (Call 08/01/26)	268	259,531
3.45%, 10/01/29 (Call 07/01/29)	316	295,172

Security	Par (000)	Value

Chemicals (continued)
4.50%, 10/01/49 (Call 04/01/49)	$255	$238,879
Formosa Group Cayman Ltd., 3.38%, 04/22/25(d)	400	391,872
GC Treasury Center Co. Ltd.
2.98%, 03/18/31 (Call 12/18/30)(d)	2,000	1,720,800
4.30%, 03/18/51 (Call 09/18/50)(d)	400	338,668
GCP Applied Technologies Inc., 5.50%, 04/15/26 (Call 05/16/22)(b)	210	211,764
GPD Companies Inc., 10.13%, 04/01/26 (Call 05/31/22)(b)	175	182,296
Hanwha Total Petrochemical Co. Ltd., 3.88%, 01/23/24(d)	200	201,018
HB Fuller Co.
4.00%, 02/15/27 (Call 11/15/26)	180	169,909
4.25%, 10/15/28 (Call 10/15/23)	255	229,245
Herens Holdco Sarl, 4.75%, 05/15/28 (Call 05/15/24)(b)	210	186,997
Huntsman International LLC
2.95%, 06/15/31 (Call 03/15/31)	508	440,141
4.50%, 05/01/29 (Call 02/01/29)	654	641,868
ICL Group Ltd., 6.38%, 05/31/38 (Call 11/30/37)(b)	453	489,158
Illuminate Buyer LLC/Illuminate Holdings IV Inc., 9.00%, 07/01/28 (Call 07/01/23)(b)	291	280,181
INEOS Quattro Finance 2 PLC., 3.38%, 01/15/26 (Call 01/15/23)(b)	210	191,125
Ingevity Corp., 3.88%, 11/01/28 (Call 11/01/23)(b)	390	352,033
Innophos Holdings Inc., 9.38%, 02/15/28 (Call 02/15/23)(b)	150	158,243
International Flavors & Fragrances Inc.
1.23%, 10/01/25 (Call 09/01/25)(b)	1,321	1,203,325
1.83%, 10/15/27 (Call 08/15/27)(b)	975	857,278
2.30%, 11/01/30 (Call 08/01/30)(b)	1,113	933,573
3.20%, 05/01/23 (Call 02/01/23)	118	118,208
3.27%, 11/15/40 (Call 05/15/40)(b)	60	48,296
3.47%, 12/01/50 (Call 06/01/50)(b)	510	395,474
4.38%, 06/01/47 (Call 12/01/46)	751	669,284
4.45%, 09/26/28 (Call 06/26/28)	85	85,095
5.00%, 09/26/48 (Call 03/26/48)	805	787,306
Iris Holdings Inc., 8.75%, 02/15/26 (Call 02/15/23), (9.50% PIK)(b)(g)	115	110,238
Kobe U.S. Midco 2 Inc., 9.25%, 11/01/26 (Call 11/01/22), (10.00% PIK)(b)(g)	105	102,902
LG Chem Ltd.
1.38%, 07/07/26(d)	600	543,114
3.25%, 10/15/24(d)	200	199,152
3.63%, 04/15/29(d)	400	386,856
Linde Inc./CT
1.10%, 08/10/30 (Call 05/10/30)	442	361,507
2.00%, 08/10/50 (Call 02/10/50)	760	518,214
2.65%, 02/05/25 (Call 11/05/24)	505	496,162
3.20%, 01/30/26 (Call 10/30/25)	149	147,798
3.55%, 11/07/42 (Call 05/07/42)	231	211,718
LSF11 A5 HoldCo LLC, 6.63%, 10/15/29 (Call 10/15/24)(b)	190	169,100
Lubrizol Corp. (The), 6.50%, 10/01/34	120	145,985
LYB Finance Co. BV, 8.10%, 03/15/27(b)	75	87,612
LYB International Finance BV
4.00%, 07/15/23	520	525,320
4.88%, 03/15/44 (Call 09/15/43)	519	500,996
5.25%, 07/15/43	322	326,540
LYB International Finance III LLC
1.25%, 10/01/25 (Call 09/01/25)	385	352,221

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
2.25%, 10/01/30 (Call 07/01/30)	$345	$293,585
3.38%, 10/01/40 (Call 04/01/40)	550	446,121
3.63%, 04/01/51 (Call 10/01/50)	486	389,354
3.80%, 10/01/60 (Call 04/01/60)	510	393,705
4.20%, 10/15/49 (Call 04/15/49)	655	576,354
4.20%, 05/01/50 (Call 11/01/49)	1,104	963,262
LyondellBasell Industries NV
4.63%, 02/26/55 (Call 08/26/54)	415	376,891
5.75%, 04/15/24 (Call 01/15/24)	555	573,282
MEGlobal Canada ULC
5.00%, 05/18/25(d)	400	407,992
5.88%, 05/18/30(d)	400	432,576
Methanex Corp.
4.25%, 12/01/24 (Call 09/01/24)	240	236,309
5.13%, 10/15/27 (Call 04/15/27)	390	375,320
5.25%, 12/15/29 (Call 09/15/29)	440	420,636
5.65%, 12/01/44 (Call 06/01/44)	220	194,592
Minerals Technologies Inc., 5.00%, 07/01/28 (Call 07/01/23)(b)	240	223,579
Mosaic Co. (The)
4.05%, 11/15/27 (Call 08/15/27)	675	669,917
4.25%, 11/15/23 (Call 08/15/23)	765	774,019
4.88%, 11/15/41 (Call 05/15/41)	360	347,490
5.45%, 11/15/33 (Call 05/15/33)	269	289,280
5.63%, 11/15/43 (Call 05/15/43)	315	340,518
NewMarket Corp., 2.70%, 03/18/31 (Call 12/18/30)	380	325,383
Nufarm Australia Ltd./Nufarm Americas, Inc., 5.00%, 01/27/30 (Call 01/27/25)(b)	200	194,242
Nutrien Ltd.
1.90%, 05/13/23	310	306,587
2.95%, 05/13/30 (Call 02/13/30)	536	486,345
3.00%, 04/01/25 (Call 01/01/25)	217	213,357
3.95%, 05/13/50 (Call 11/13/49)	285	258,974
4.00%, 12/15/26 (Call 09/15/26)	363	366,782
4.13%, 03/15/35 (Call 09/15/34)	174	165,370
4.20%, 04/01/29 (Call 01/01/29)	333	333,809
4.90%, 06/01/43 (Call 12/01/42)	184	189,505
5.00%, 04/01/49 (Call 10/01/48)	536	566,434
5.25%, 01/15/45 (Call 07/15/44)	408	431,444
5.63%, 12/01/40	60	65,932
5.88%, 12/01/36	265	297,118
6.13%, 01/15/41 (Call 07/15/40)	165	191,760
OCI NV, 4.63%, 10/15/25 (Call 10/15/22)(b)	178	178,231
OCP SA
3.75%, 06/23/31 (Call 03/23/31)(d)	600	508,368
4.50%, 10/22/25(d)	400	400,844
5.13%, 06/23/51 (Call 12/23/50)(d)	400	310,712
5.63%, 04/25/24(d)	400	410,748
6.88%, 04/25/44(d)	200	192,686
Olin Corp.
5.00%, 02/01/30 (Call 02/01/24)	446	422,893
5.13%, 09/15/27 (Call 05/31/22)	331	326,654
5.63%, 08/01/29 (Call 08/01/24)	385	378,844
Olympus Water U.S. Holding Corp.
4.25%, 10/01/28 (Call 10/01/24)(b)	490	435,051
6.25%, 10/01/29 (Call 10/01/24)(b)(c)	200	167,248
Orbia Advance Corp. SAB de CV
1.88%, 05/11/26 (Call 04/11/26)(d)	105	93,957
2.88%, 05/11/31 (Call 02/11/31)(d)	600	497,388
4.00%, 10/04/27 (Call 07/04/27)(d)	400	380,912

Security	Par (000)	Value

Chemicals (continued)
5.50%, 01/15/48 (Call 07/15/47)(d)	$600	$537,942
5.88%, 09/17/44(d)	200	188,806
PMHC II Inc., 9.00%, 02/15/30 (Call 02/15/25)(b)	495	403,613
Polar U.S. Borrower LLC/Schenectady International Group Inc., 6.75%, 05/15/26 (Call 05/15/23)(b)	185	149,332
PPG Industries Inc.
1.20%, 03/15/26 (Call 02/15/26)	250	227,373
2.40%, 08/15/24 (Call 07/15/24)	382	373,298
2.55%, 06/15/30 (Call 03/15/30)	20	17,893
2.80%, 08/15/29 (Call 05/15/29)	172	158,887
3.75%, 03/15/28 (Call 12/15/27)	271	270,371
Rain CII Carbon LLC/CII Carbon Corp., 7.25%, 04/01/25 (Call 05/31/22)(b)	380	366,928
Rayonier AM Products Inc.
5.50%, 06/01/24 (Call 05/31/22)(b)(c)	260	256,032
7.63%, 01/15/26 (Call 01/15/24)(b)	328	311,308
RPM International Inc.
2.95%, 01/15/32 (Call 10/15/31)	165	143,314
3.75%, 03/15/27 (Call 12/15/26)	270	265,891
4.25%, 01/15/48 (Call 07/15/47)	140	127,576
4.55%, 03/01/29 (Call 12/01/28)	195	195,382
5.25%, 06/01/45 (Call 12/01/44)	135	137,186
SABIC Capital I BV
2.15%, 09/14/30 (Call 06/14/30)(d)	600	518,334
3.00%, 09/14/50 (Call 03/14/50)(d)	400	306,692
SABIC Capital II BV
4.00%, 10/10/23(d)	400	404,452
4.50%, 10/10/28(d)	400	409,596
Sasol Financing USA LLC
4.38%, 09/18/26 (Call 08/18/26)	600	560,370
5.50%, 03/18/31 (Call 03/18/30)	600	537,318
5.88%, 03/27/24 (Call 02/27/24)	675	673,771
6.50%, 09/27/28 (Call 06/27/28)	200	197,652
SCIH Salt Holdings Inc.
4.88%, 05/01/28 (Call 05/01/24)(b)	575	504,258
6.63%, 05/01/29 (Call 05/01/24)(b)(c)	495	395,678
SCIL USA Holdings LLC, Class-H, 5.38%, 11/01/26 (Call 11/01/23)(b)	430	392,422
Sherwin-Williams Co. (The)
2.20%, 03/15/32 (Call 12/15/31)	810	677,298
2.30%, 05/15/30 (Call 02/15/30)	355	307,714
2.90%, 03/15/52 (Call 09/15/51)	430	312,545
2.95%, 08/15/29 (Call 05/15/29)	409	376,358
3.13%, 06/01/24 (Call 04/01/24)	527	524,096
3.30%, 05/15/50 (Call 11/15/49)	145	113,268
3.45%, 08/01/25 (Call 05/01/25)	348	345,592
3.45%, 06/01/27 (Call 03/01/27)	1,141	1,107,694
3.80%, 08/15/49 (Call 02/15/49)	430	365,526
3.95%, 01/15/26 (Call 10/15/25)	310	312,015
4.00%, 12/15/42 (Call 06/15/42)	70	60,801
4.50%, 06/01/47 (Call 12/01/46)	944	901,567
4.55%, 08/01/45 (Call 02/01/45)	185	173,254
Sociedad Quimica y Minera de Chile SA
3.50%, 09/10/51 (Call 03/10/51)(d)	400	306,608
4.25%, 05/07/29 (Call 02/07/29)(d)	400	396,912
4.25%, 01/22/50 (Call 07/22/49)(d)	200	175,346
Solvay Finance America LLC, 4.45%, 12/03/25 (Call 09/03/25)(b)	200	203,310

36	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
SPCM SA
3.13%, 03/15/27 (Call 03/15/24)(b)	$235	$207,651
3.38%, 03/15/30 (Call 03/15/25)(b)	220	188,696
Syngenta Finance NV
4.89%, 04/24/25 (Call 02/24/25)(b)	1,230	1,235,892
5.18%, 04/24/28 (Call 01/24/28)(b)	600	607,770
5.68%, 04/24/48 (Call 10/24/47)(b)	500	505,760
TPC Group Inc.
10.50%, 08/01/24 (Call 05/31/22)(b)(i)(j)	455	152,439
10.88%, 08/01/24 (Call 08/02/22)(b)	100	101,753
Trinseo Materials Operating SCA/Trinseo Materials Finance Inc.
5.13%, 04/01/29 (Call 04/01/24)(b)	240	211,555
5.38%, 09/01/25 (Call 05/30/22)(b)	456	442,306
Tronox Inc., 4.63%, 03/15/29 (Call 03/15/24)(b)	620	553,350
Unigel Luxembourg SA, 8.75%, 10/01/26 (Call 10/01/22)(d)	200	207,348
UPL Corp. Ltd.
4.50%, 03/08/28(d)	200	185,134
4.63%, 06/16/30(d)	400	363,988
Valvoline Inc.
3.63%, 06/15/31 (Call 06/15/26)(b)	430	349,319
4.25%, 02/15/30 (Call 02/15/25)(b)	423	367,659
Venator Finance Sarl/Venator Materials LLC
5.75%, 07/15/25 (Call 05/31/22)(b)(c)	240	196,781
9.50%, 07/01/25 (Call 07/01/22)(b)	50	51,945
Washington University (The)
3.52%, 04/15/54 (Call 10/15/53)	375	330,922
4.35%, 04/15/2122 (Call 10/15/21)	99	87,052
Westlake Chemical Corp.
2.88%, 08/15/41 (Call 02/15/41)	555	415,029
3.13%, 08/15/51 (Call 02/15/51)(c)	560	406,650
3.38%, 08/15/61 (Call 02/15/61)	400	286,720
Westlake Corp.
3.38%, 06/15/30 (Call 03/15/30)	215	200,088
3.60%, 08/15/26 (Call 05/15/26)	521	514,420
4.38%, 11/15/47 (Call 05/15/47)	220	199,921
5.00%, 08/15/46 (Call 02/15/46)	538	528,042
WR Grace Holdings LLC
4.88%, 06/15/27 (Call 06/15/23)(b)	560	526,417
5.63%, 10/01/24(b)	150	151,058
5.63%, 08/15/29 (Call 08/15/24)(b)	699	600,350
Yara International ASA
3.15%, 06/04/30 (Call 03/04/30)(b)	435	379,855
4.75%, 06/01/28 (Call 03/01/28)(b)	450	443,412
YPF Sociedad Anonima
1.50%, 09/30/33(d)(f)	475	287,784
2.50%, 06/30/29(d)(f)	416	302,444

		109,197,000

Coal — 0.0%
Adaro Indonesia PT, 4.25%, 10/31/24 (Call 10/31/22)(d)	750	741,247
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp., 7.50%, 05/01/25 (Call 05/31/22)(b)	265	265,639
China Shenhua Overseas Capital Co. Ltd., 3.88%, 01/20/25(d)	400	393,252
Coronado Finance Pty Ltd., 10.75%, 05/15/26 (Call 05/15/23)(b)	148	159,050
Indika Energy Capital III Pte Ltd., 5.88%, 11/09/24 (Call 05/30/22)(d)	400	394,076

Security	Par (000)	Value

Coal (continued)
Indika Energy Capital IV Pte Ltd., 8.25%, 10/22/25 (Call 10/22/22)(d)	$400	$402,052
Natural Resource Partners LP/NRP Finance Corp., 9.13%, 06/30/25 (Call 05/31/22)(b)	105	106,564
PIC AU Holdings LLC/PIC AU Holdings Corp., 10.00%, 12/31/24 (Call 01/30/23)(b)(c)	100	103,073
SunCoke Energy Inc., 4.88%, 06/30/29 (Call 06/30/24)(b)	295	264,462
Warrior Met Coal Inc., 7.88%, 12/01/28 (Call 12/01/24)(b)	200	206,712

		3,036,127

Commercial Services — 0.6%
Abu Dhabi Ports Co. PJSC, 2.50%, 05/06/31 (Call 02/06/31)(d)	600	527,742
Adani Ports & Special Economic Zone Ltd.
3.10%, 02/02/31(d)	200	162,178
3.38%, 07/24/24(d)	200	195,900
3.83%, 02/02/32 (Call 08/02/31)(d)	400	337,224
4.00%, 07/30/27 (Call 06/30/27)(d)	200	188,196
4.20%, 08/04/27 (Call 02/04/27)(d)	1,000	949,030
4.38%, 07/03/29(d)	440	403,740
5.00%, 08/02/41(d)	200	175,302
ADT Security Corp. (The)
4.13%, 06/15/23	415	412,311
4.13%, 08/01/29 (Call 08/01/28)(b)	525	446,565
4.88%, 07/15/32(b)	510	432,720
Adtalem Global Education Inc., 5.50%, 03/01/28 (Call 03/01/24)(b)	353	323,881
Ahern Rentals Inc., 7.38%, 05/15/23 (Call 05/31/22)(b)	255	239,700
Albion Financing 1 Sarl/Aggreko Holdings Inc., 6.13%, 10/15/26 (Call 10/15/23)(b)	271	255,726
Albion Financing 2SARL, 8.75%, 04/15/27 (Call 10/15/23)(b)	250	237,317
Allied Universal Holdco LLC/Allied Universal Finance Corp.
6.00%, 06/01/29 (Call 06/01/24)(b)(c)	555	459,268
6.63%, 07/15/26 (Call 07/15/22)(b)	1,115	1,077,659
9.75%, 07/15/27 (Call 07/15/22)(b)	659	640,100
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl 4.63%, 06/01/28 (Call 06/01/24)(b)	1,205	1,067,194
Alta Equipment Group Inc., 5.63%, 04/15/26 (Call 04/15/23)(b)	185	171,924
American University (The), Series 2019, 3.67%, 04/01/49	57	50,241
AMN Healthcare Inc.
4.00%, 04/15/29 (Call 04/15/24)(b)	165	149,378
4.63%, 10/01/27 (Call 10/01/22)(b)	310	297,832
APi Escrow Corp., 4.75%, 10/15/29 (Call 10/15/24)(b)	170	155,300
APi Group DE Inc., 4.13%, 07/15/29 (Call 07/15/24)(b)	200	178,598
Aptim Corp., 7.75%, 06/15/25 (Call 05/16/22)(b)(c)	303	237,685
APX Group Inc.
5.75%, 07/15/29 (Call 07/15/24)(b)(c)	475	389,652
6.75%, 02/15/27 (Call 02/15/23)(b)(c)	340	336,923
ASGN Inc., 4.63%, 05/15/28 (Call 05/15/23)(b)	335	311,238
Ashtead Capital Inc.
1.50%, 08/12/26 (Call 07/12/26)(b)	330	293,413
2.45%, 08/12/31 (Call 05/12/31)(b)	220	179,318
4.00%, 05/01/28 (Call 05/01/23)(b)	15	14,236
4.25%, 11/01/29 (Call 11/01/24)(b)	490	469,283

S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
Atento Luxco 1 SA, 8.00%, 02/10/26(d)	$200	$196,130
Automatic Data Processing Inc.
1.25%, 09/01/30 (Call 06/01/30)	1,335	1,097,877
1.70%, 05/15/28 (Call 03/15/28)	310	279,347
3.38%, 09/15/25 (Call 06/15/25)	490	492,406
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
4.75%, 04/01/28 (Call 04/01/24)(b)	400	373,148
5.38%, 03/01/29 (Call 03/01/24)(b)(c)	365	346,958
5.75%, 07/15/27 (Call 07/15/22)(b)	510	504,473
Bidvest Group UK PLC (The), 3.63%, 09/23/26 (Call 09/23/23)(d)	600	550,440
Block Financial LLC
2.50%, 07/15/28 (Call 05/15/28)	267	236,364
3.88%, 08/15/30 (Call 05/15/30)	160	148,629
5.25%, 10/01/25 (Call 07/01/25)	259	268,371
Block Inc.
2.75%, 06/01/26 (Call 05/01/26)(b)	540	493,155
3.50%, 06/01/31 (Call 03/01/31)(b)	630	527,430
Brink’s Co. (The)
4.63%, 10/15/27 (Call 10/15/22)(b)	354	335,472
5.50%, 07/15/25 (Call 07/15/22)(b)	330	331,241
Brown University in Providence in the State of Rhode Island and Providence Plant, Series A, 2.92%, 09/01/50 (Call 03/01/50)	25	20,534
California Endowment (The), Series 2021, 2.50%, 04/01/51 (Call 10/01/50)	175	131,476
California Institute of Technology
3.65%, 09/01/2119 (Call 03/01/19)	206	156,896
4.32%, 08/01/45	270	273,604
4.70%, 11/01/2111	50	49,046
Carriage Services Inc., 4.25%, 05/15/29 (Call 05/15/24)(b)	250	219,385
Central Nippon Expressway Co. Ltd., 0.89%, 09/29/25(d)	200	183,464
China Merchants Finance Co. Ltd., 4.75%, 08/03/25(d)	200	204,518
Cimpress PLC, 7.00%, 06/15/26 (Call 05/30/22)(b)	360	338,112
Cintas Corp., 4.00%, 05/01/32 (Call 02/01/32)	270	267,799
Cintas Corp. No. 2
3.45%, 05/01/25 (Call 04/01/25)	195	194,388
3.70%, 04/01/27 (Call 01/01/27)	1,409	1,400,701
Claremont Mckenna College, 3.78%, 01/01/2122 (Call 07/01/21)	200	144,530
Cleveland Clinic Foundation (The), 4.86%, 01/01/2114 .	330	329,914
CMHI Finance BVI Co. Ltd.
3.50%, (Call 10/09/23)(a)(d)(e)	600	600,258
4.38%, 08/06/23(d)	250	252,985
5.00%, 08/06/28(d)	600	620,244
CoreCivic Inc.
4.63%, 05/01/23 (Call 02/01/23)(c)	175	175,145
4.75%, 10/15/27 (Call 07/15/27)	195	171,857
8.25%, 04/15/26 (Call 04/15/24)	365	373,786
CoreLogic Inc., 4.50%, 05/01/28 (Call 05/01/24)(b)	395	350,728
CoStar Group Inc., 2.80%, 07/15/30 (Call 04/15/30)(b)	1,097	958,526
CPI CG Inc., 8.63%, 03/15/26 (Call 03/15/23)(b)	200	192,460
Deluxe Corp., 8.00%, 06/01/29 (Call 06/01/24)(b)(c)	255	244,280
DP World Crescent Ltd.
3.88%, 07/18/29(d)	600	573,888
3.91%, 05/31/23(d)	603	606,636
4.85%, 09/26/28(d)	1,000	1,027,040

Security	Par (000)	Value

Commercial Services (continued)
DP World Ltd./United Arab Emirates
4.70%, 09/30/49 (Call 03/30/49)(d)	$600	$533,028
5.63%, 09/25/48(d)	800	799,640
6.85%, 07/02/37(b)	620	703,353
DP World Salaam, 6.00%, (Call 10/01/25)(a)(d)(e)	1,100	1,114,971
Duke University
Series 2020, 2.68%, 10/01/44	245	198,095
Series 2020, 2.76%, 10/01/50	10	7,932
Series 2020, 2.83%, 10/01/55	319	246,740
Element Fleet Management Corp., 3.85%, 06/15/25 (Call 05/15/25)(b)	45	44,694
Emory University, Series 2020, 2.97%, 09/01/50 (Call 03/01/50)	320	254,192
Equifax Inc.
2.35%, 09/15/31 (Call 06/15/31)	740	618,559
2.60%, 12/01/24 (Call 11/01/24)	605	588,623
2.60%, 12/15/25 (Call 11/15/25)	1,008	962,882
3.10%, 05/15/30 (Call 02/15/30)	578	522,749
3.95%, 06/15/23 (Call 05/15/23)	291	293,517
ERAC USA Finance LLC
2.70%, 11/01/23 (Call 09/01/23)(b)	225	223,164
3.30%, 12/01/26 (Call 09/01/26)(b)	678	658,080
3.80%, 11/01/25 (Call 08/01/25)(b)	220	220,748
3.85%, 11/15/24 (Call 08/15/24)(b)	380	382,835
4.20%, 11/01/46 (Call 05/01/46)(b)	430	387,645
4.50%, 02/15/45 (Call 08/15/44)(b)	226	210,313
5.63%, 03/15/42(b)	624	667,068
6.70%, 06/01/34(b)	78	92,189
7.00%, 10/15/37(b)	210	256,036
Experian Finance PLC
2.75%, 03/08/30 (Call 12/08/29)(b)	925	837,523
4.25%, 02/01/29 (Call 11/01/28)(b)	295	296,788
Ford Foundation (The)
Series 2020, 2.42%, 06/01/50 (Call 12/01/49)	45	32,651
Series 2020, 2.82%, 06/01/70 (Call 12/01/69)	375	263,051
Garda World Security Corp.
4.63%, 02/15/27 (Call 02/15/23)(b)	280	254,808
6.00%, 06/01/29 (Call 06/01/24)(b)	345	287,751
9.50%, 11/01/27 (Call 11/01/22)(b)	472	466,237
Gartner Inc.
3.63%, 06/15/29 (Call 06/15/24)(b)	284	256,415
3.75%, 10/01/30 (Call 10/01/25)(b)	605	541,227
4.50%, 07/01/28 (Call 07/01/23)(b)	556	533,415
GEMS MENASA Cayman Ltd./GEMS Education
Delaware LLC, 7.13%, 07/31/26 (Call 07/31/22)(d)	600	597,984
George Washington University (The)
4.87%, 09/15/45	305	326,390
Series 2014, 4.30%, 09/15/44	82	82,490
Series 2018, 4.13%, 09/15/48 (Call 03/15/48)	199	192,696
Georgetown University (The)
Series 20A, 2.94%, 04/01/50	667	502,765
Series A, 5.22%, (Call 04/01/18)	190	188,041
Series B, 4.32%, 04/01/49 (Call 10/01/48)	65	61,476
Global Payments Inc.
1.20%, 03/01/26 (Call 02/01/26)	200	179,578
2.15%, 01/15/27 (Call 12/15/26)	490	444,763
2.65%, 02/15/25 (Call 01/15/25)	897	866,977
2.90%, 05/15/30 (Call 02/15/30)	335	294,318
2.90%, 11/15/31 (Call 08/15/31)	850	728,722
3.20%, 08/15/29 (Call 05/15/29)	797	723,580

38	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
4.00%, 06/01/23 (Call 05/01/23)	$300	$302,901
4.15%, 08/15/49 (Call 02/15/49)	571	492,476
4.45%, 06/01/28 (Call 03/01/28)	152	151,281
4.80%, 04/01/26 (Call 01/01/26)	632	647,275
Graham Holdings Co., 5.75%, 06/01/26 (Call 05/10/22)(b)	235	237,261
Grand Canyon University
4.13%, 10/01/24	250	243,837
5.13%, 10/01/28 (Call 08/01/28)(c)	250	241,665
GXO Logistics Inc.
1.65%, 07/15/26 (Call 06/15/26)(b)	991	879,156
2.65%, 07/15/31 (Call 04/15/31)(b)	440	362,982
HealthEquity Inc., 4.50%, 10/01/29 (Call 10/01/24)(b)	395	360,904
Herc Holdings Inc., 5.50%, 07/15/27 (Call 07/15/22)(b)	721	706,364
Hertz Corp. (The)
4.63%, 12/01/26 (Call 12/01/23)(b)	302	275,829
5.00%, 12/01/29 (Call 12/01/24)(b)	565	494,590
Howard University, 5.21%, 10/01/52 (Call 10/01/32)	120	110,279
HPHT Finance 19 Ltd., 2.88%, 11/05/24(d)	600	588,852
HPHT Finance 21 II Ltd., 1.50%, 09/17/26 (Call 08/17/26)(d)	200	180,594
HPHT Finance 21 Ltd., 2.00%, 03/19/26 (Call 02/19/26)(d)	800	744,960
Hutama Karya Persero PT, 3.75%, 05/11/30 (Call 02/11/30)(d)	450	428,071
Johns Hopkins University
Series 2013, 4.08%, 07/01/53	205	203,795
Series A, 2.81%, 01/01/60 (Call 07/01/59)	125	96,062
Korn Ferry, 4.63%, 12/15/27 (Call 12/15/22)(b)	80	76,367
Legends Hospitality Holding Co. LLC/Legends
Hospitality Co-Issuer Inc., 5.00%, 02/01/26 (Call 02/01/23)(b)	240	225,569
Leland Stanford Junior University (The)
1.29%, 06/01/27 (Call 04/01/27)	190	169,248
2.41%, 06/01/50 (Call 12/01/49)	330	250,107
3.65%, 05/01/48 (Call 11/01/47)	340	323,602
Massachusetts Institute of Technology
3.07%, 04/01/52 (Call 10/01/51)	307	263,418
3.89%, 07/01/2116	125	108,267
4.68%,	335	347,988
5.60%,	391	484,035
Series F, 2.99%, 07/01/50 (Call 01/01/50)	245	207,539
Series G, 2.29%, 07/01/51 (Call 01/01/51)	358	262,385
Mersin Uluslararasi Liman Isletmeciligi AS, 5.38%, 11/15/24 (Call 11/15/22)(d)	400	392,360
Metis Merger Sub LLC, 6.50%, 05/15/29 (Call 05/15/24)(b)	375	326,246
MoneyGram International Inc., 5.38%, 08/01/26 (Call 08/01/23)(b)	251	255,955
Moody’s Corp.
2.00%, 08/19/31 (Call 05/19/31)	295	245,484
2.55%, 08/18/60 (Call 02/18/60)	220	139,020
2.75%, 08/19/41 (Call 02/19/41)	390	299,419
3.10%, 11/29/61 (Call 05/29/61)	420	296,818
3.25%, 01/15/28 (Call 10/15/27)	472	456,594
3.25%, 05/20/50 (Call 11/20/49)	440	344,203
3.75%, 03/24/25 (Call 02/24/25)	95	95,601
3.75%, 02/25/52 (Call 08/25/51)	175	149,081
4.25%, 02/01/29 (Call 11/01/28)	155	156,051
4.88%, 02/15/24 (Call 11/15/23)	369	378,535

Security	Par (000)	Value

Commercial Services (continued)
4.88%, 12/17/48 (Call 06/17/48)	$555	$562,559
5.25%, 07/15/44	332	345,795
Movida Europe SA, 5.25%, 02/08/31 (Call 02/08/26)(d)	400	331,872
MPH Acquisition Holdings LLC
5.50%, 09/01/28 (Call 09/01/24)(b)	560	518,202
5.75%, 11/01/28 (Call 11/01/23)(b)(c)	815	709,294
NESCO Holdings II Inc., 5.50%, 04/15/29 (Call 04/15/24)(b)	500	471,025
Nielsen Co Luxembourg SARL (The), 5.00%, 02/01/25 (Call 05/30/22)(b)	295	295,649
Nielsen Finance LLC/Nielsen Finance Co.
4.50%, 07/15/29 (Call 07/15/24)(b)	360	340,006
4.75%, 07/15/31 (Call 07/15/26)(b)	520	491,260
5.63%, 10/01/28 (Call 10/01/23)(b)	680	658,648
5.88%, 10/01/30 (Call 10/01/25)(b)	595	571,652
Northeastern University, Series 2020, 2.89%, 10/01/50	335	256,185
Northwestern University
4.64%, 12/01/44	230	242,659
Series 2017, 3.66%, 12/01/57 (Call 06/01/57)	486	458,313
Series 2020, 2.64%, 12/01/50 (Call 06/01/50)	65	50,913
PayPal Holdings Inc.
1.35%, 06/01/23	475	468,739
1.65%, 06/01/25 (Call 05/01/25)	637	602,965
2.30%, 06/01/30 (Call 03/01/30)	952	832,648
2.40%, 10/01/24 (Call 09/01/24)	1,317	1,292,109
2.65%, 10/01/26 (Call 08/01/26)	626	599,802
2.85%, 10/01/29 (Call 07/01/29)	736	675,685
3.25%, 06/01/50 (Call 12/01/49)(c)	648	514,603
Paysafe Finance PLC/Paysafe Holdings U.S. Corp., 4.00%, 06/15/29 (Call 06/15/24)(b)(c)	300	244,791
PECF USS Intermediate Holding III Corp., 8.00%, 11/15/29 (Call 11/15/24)(b)	285	266,173
Port of Newcastle Investments Financing Pty Ltd., 5.90%, 11/24/31 (Call 08/24/31)(b)	5	4,605
President and Fellows of Harvard College
2.52%, 10/15/50 (Call 04/15/50)	238	182,101
3.15%, 07/15/46 (Call 01/15/46)	368	328,959
3.30%, 07/15/56 (Call 01/15/56)	347	310,526
6.50%, 01/15/39(b)	15	19,673
Prime Security Services Borrower LLC/Prime Finance Inc.
3.38%, 08/31/27 (Call 08/31/26)(b)	660	565,462
5.25%, 04/15/24(b)	410	409,319
5.75%, 04/15/26(b)	745	716,087
6.25%, 01/15/28 (Call 01/15/23)(b)	760	682,108
PROG Holdings Inc., 6.00%, 11/15/29 (Call 11/15/24)(b)	340	300,999
PSA Treasury Pte Ltd., 2.25%, 04/30/30 (Call 01/30/30)(d)	1,000	903,100
Quanta Services Inc.
0.95%, 10/01/24 (Call 10/01/22)	15	14,034
2.35%, 01/15/32 (Call 10/15/31)	390	316,930
2.90%, 10/01/30 (Call 07/01/30)	745	646,310
3.05%, 10/01/41 (Call 04/01/41)	450	332,752
RELX Capital Inc.
3.00%, 05/22/30 (Call 02/22/30)	884	798,517
4.00%, 03/18/29 (Call 12/18/28)	536	529,739
Rent-A-Center Inc./TX, 6.38%, 02/15/29 (Call 02/15/24)(b)(c)	262	228,173

S C H E D U L E O F I N V E S T M E N T S	39

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
Ritchie Bros. Auctioneers Inc., 5.38%, 01/15/25 (Call 05/31/22)(b)	$250	$250,820
Rockefeller Foundation (The), Series 2020, 2.49%, 10/01/50 (Call 04/01/50)	164	121,854
RR Donnelley & Sons Co.
6.00%, 04/01/24	1	889
6.13%, 11/01/26 (Call 11/01/23)(b)	225	220,826
8.25%, 07/01/27 (Call 07/01/23)(c)	243	252,992
8.50%, 04/15/29(b)	150	220,936
S&P Global Inc.
1.25%, 08/15/30 (Call 05/15/30)	636	518,213
2.30%, 08/15/60 (Call 02/15/60)	533	331,803
2.45%, 03/01/27 (Call 02/01/27)(b)	60	56,548
2.50%, 12/01/29 (Call 09/01/29)	355	319,504
2.70%, 03/01/29 (Call 01/01/29)(b)	200	184,692
2.90%, 03/01/32 (Call 12/01/31)(b)	145	131,112
2.95%, 01/22/27 (Call 10/22/26)	270	260,590
3.25%, 12/01/49 (Call 06/01/49)	604	484,499
3.70%, 03/01/52 (Call 09/01/51)(b)	25	21,834
3.90%, 03/01/62 (Call 09/01/61)(b)	30	26,284
4.25%, 05/01/29 (Call 02/01/29)(b)	508	511,058
4.75%, 08/01/28 (Call 05/01/28)(b)	390	404,044
Sabre GLBL Inc.
7.38%, 09/01/25 (Call 09/01/22)(b)	575	582,055
9.25%, 04/15/25 (Call 03/16/25)(b)	575	614,290
Service Corp. International/U.S.
3.38%, 08/15/30 (Call 08/15/25)	470	406,301
4.00%, 05/15/31 (Call 05/15/26)	435	392,949
4.63%, 12/15/27 (Call 12/15/22)(c)	290	282,553
5.13%, 06/01/29 (Call 06/01/24)(c)	445	438,917
7.50%, 04/01/27	210	227,871
Shanghai Port Group BVI Development 2 Co. Ltd., 2.38%, 07/13/30 (Call 04/13/30)(d)	800	697,720
Shanghai Port Group BVI Development Co. Ltd.
2.40%, 09/11/24(d)	400	390,080
3.38%, 06/18/29(d)	300	285,180
Shift4 Payments LLC/Shift4 Payments Finance Sub Inc., 4.63%, 11/01/26 (Call 11/01/22)(b)	275	263,398
Signal Parent Inc., 6.13%, 04/01/29 (Call 04/01/24)(b)	185	145,182
Sodexo Inc., 2.72%, 04/16/31 (Call 01/16/31)(b)	210	183,288
Sotheby’s, 7.38%, 10/15/27 (Call 10/15/22)(b)(c)	400	394,220
Sotheby’s/Bidfair Holdings Inc., 5.88%, 06/01/29 (Call 06/01/24)(b)	125	117,966
StoneCo Ltd.
3.95%, 06/16/28 (Call 05/16/28)(b)	600	494,460
3.95%, 06/16/28 (Call 05/16/28)(d)	200	164,820
StoneMor Inc., 8.50%, 05/15/29 (Call 05/15/24)(b)	193	188,395
Team Health Holdings Inc., 6.38%, 02/01/25 (Call 05/16/22)(b)	380	324,292
Thomas Jefferson University, 3.85%, 11/01/57 (Call 05/01/57)	237	200,035
Transurban Finance Co. Pty Ltd.
2.45%, 03/16/31 (Call 12/16/30)(b)	315	265,951
3.38%, 03/22/27 (Call 12/22/26)(b)	235	226,871
TriNet Group Inc., 3.50%, 03/01/29 (Call 03/01/24)(b)	235	213,812
Triton Container International Ltd.
0.80%, 08/01/23(b)	3,350	3,223,504
1.15%, 06/07/24 (Call 05/07/24)(b)	1,223	1,150,280
3.15%, 06/15/31 (Call 03/15/31)(b)	765	656,760
Trustees of Boston College, 3.13%, 07/01/52	190	155,958

Security	Par (000)	Value

Commercial Services (continued)
Trustees of Boston University, Series CC, 4.06%, 10/01/48 (Call 04/01/48)	$240	$237,511
Trustees of Princeton University (The) 5.70%, 03/01/39	267	321,690
Series 2020, 2.52%, 07/01/50 (Call 01/01/50)	498	390,920
Trustees of the University of Pennsylvania (The)
3.61%, 02/15/2119 (Call 08/15/18)	255	203,786
4.67%, 09/01/2112	10	10,039
Series 2020, 2.40%, 10/01/50 (Call 04/01/50)	240	175,426
United Rentals North America Inc.
3.75%, 01/15/32 (Call 07/15/26)	475	413,706
3.88%, 11/15/27 (Call 11/15/22)	284	271,990
3.88%, 02/15/31 (Call 08/15/25)	646	571,800
4.00%, 07/15/30 (Call 07/15/25)(c)	515	460,930
4.88%, 01/15/28 (Call 01/15/23)	1,005	978,156
5.25%, 01/15/30 (Call 01/15/25)	450	441,733
5.50%, 05/15/27 (Call 05/31/22)	541	553,108
University of Chicago (The)
3.00%, 10/01/52 (Call 04/01/52)	125	105,015
4.00%, 10/01/53 (Call 04/01/53)	515	508,526
Series 20B, 2.76%, 04/01/45 (Call 10/01/44)	75	62,755
Series C, 2.55%, 04/01/50 (Call 10/01/49)	171	132,097
University of Miami, 4.06%, 04/01/52	61	55,292
University of Notre Dame du Lac
Series 2015, 3.44%, 02/15/45	344	320,883
Series 2017, 3.39%, 02/15/48 (Call 08/15/47)	380	348,677
University of Southern California
2.81%, 10/01/50 (Call 04/01/50)	210	163,630
3.03%, 10/01/39	628	541,650
5.25%, 10/01/2111	220	246,323
Series 2017, 3.84%, 10/01/47 (Call 04/01/47)	248	240,942
Series 21A, 2.95%, 10/01/51 (Call 04/01/51)	150	121,783
Series A, 3.23%, (Call 04/01/20)	138	95,942
Verisk Analytics Inc.
3.63%, 05/15/50 (Call 11/15/49)	620	513,565
4.00%, 06/15/25 (Call 03/15/25)	264	265,349
4.13%, 03/15/29 (Call 12/15/28)	602	593,674
5.50%, 06/15/45 (Call 12/15/44)	344	368,414
Verscend Escrow Corp., 9.75%, 08/15/26 (Call 05/31/22)(b)	500	515,000
WASH Multifamily Acquisition Inc., 5.75%, 04/15/26 (Call 04/15/23)(b)	460	447,966
William Marsh Rice University
3.57%, 05/15/45	360	333,040
3.77%, 05/15/55	250	239,950
WW International Inc., 4.50%, 04/15/29 (Call 04/15/24)(b)(c)	280	221,973
Yale University
Series 2020, 0.87%, 04/15/25 (Call 03/15/25)	170	159,400
Series 2020, 1.48%, 04/15/30 (Call 01/15/30)	328	280,778
Series 2020, 2.40%, 04/15/50 (Call 10/15/49)	293	220,641
Zhejiang Seaport International Co. Ltd., 1.98%, 03/17/26(d)	600	558,228
ZipRecruiter Inc., 5.00%, 01/15/30 (Call 01/15/25)(b)	335	313,366

		110,062,341

Computers — 0.6%
Ahead DB Holdings LLC, 6.63%, 05/01/28 (Call 05/01/24)(b)	240	212,846
Amdocs Ltd., 2.54%, 06/15/30 (Call 03/15/30)	542	466,521

40	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers (continued)
Apple Inc.
0.55%, 08/20/25 (Call 07/20/25)	$1,526	$1,403,477
0.70%, 02/08/26 (Call 01/08/26)	1,035	945,214
0.75%, 05/11/23	2,632	2,591,888
1.13%, 05/11/25 (Call 04/11/25)	461	434,811
1.20%, 02/08/28 (Call 12/08/27)	1,272	1,113,929
1.25%, 08/20/30 (Call 05/20/30)	898	741,272
1.40%, 08/05/28 (Call 06/05/28)	725	636,680
1.65%, 05/11/30 (Call 02/11/30)	1,347	1,157,181
1.65%, 02/08/31 (Call 11/08/30)	2,133	1,805,179
1.70%, 08/05/31 (Call 05/05/31)(c)	380	320,815
1.80%, 09/11/24 (Call 08/11/24)	1,415	1,380,531
2.05%, 09/11/26 (Call 07/11/26)	1,845	1,748,451
2.20%, 09/11/29 (Call 06/11/29)	1,156	1,049,405
2.38%, 02/08/41 (Call 08/08/40)	585	456,341
2.40%, 05/03/23	1,863	1,865,850
2.40%, 08/20/50 (Call 02/20/50)	842	608,429
2.45%, 08/04/26 (Call 05/04/26)	1,106	1,066,969
2.50%, 02/09/25	495	488,075
2.55%, 08/20/60 (Call 02/20/60)	905	637,609
2.65%, 05/11/50 (Call 11/11/49)	1,695	1,290,573
2.65%, 02/08/51 (Call 08/08/50)	1,393	1,053,498
2.70%, 08/05/51 (Call 02/05/51)	855	652,416
2.75%, 01/13/25 (Call 11/13/24)	690	684,307
2.80%, 02/08/61 (Call 08/08/60)	1,145	840,682
2.85%, 05/11/24 (Call 03/11/24)	1,592	1,591,204
2.85%, 08/05/61 (Call 02/05/61)	710	529,404
2.90%, 09/12/27 (Call 06/12/27)	1,036	1,002,382
2.95%, 09/11/49 (Call 03/11/49)	1,000	806,840
3.00%, 02/09/24 (Call 12/09/23)	1,233	1,237,735
3.00%, 06/20/27 (Call 03/20/27)	633	622,695
3.00%, 11/13/27 (Call 08/13/27)	1,129	1,108,734
3.20%, 05/13/25	945	947,429
3.20%, 05/11/27 (Call 02/11/27)	1,749	1,725,756
3.25%, 02/23/26 (Call 11/23/25)	1,420	1,417,558
3.35%, 02/09/27 (Call 11/09/26)	2,005	1,997,020
3.45%, 05/06/24	1,020	1,031,485
3.45%, 02/09/45	739	659,668
3.75%, 09/12/47 (Call 03/12/47)	297	275,482
3.75%, 11/13/47 (Call 05/13/47)	1,040	968,500
3.85%, 05/04/43	1,617	1,532,851
3.85%, 08/04/46 (Call 02/04/46)	1,051	994,614
4.25%, 02/09/47 (Call 08/09/46)	828	823,396
4.38%, 05/13/45	1,094	1,108,397
4.45%, 05/06/44	919	943,363
4.50%, 02/23/36 (Call 08/23/35)	927	985,586
4.65%, 02/23/46 (Call 08/23/45)	2,057	2,174,105
Austin BidCo Inc., 7.13%, 12/15/28 (Call 12/15/23)(b)	295	266,397
Booz Allen Hamilton Inc.
3.88%, 09/01/28 (Call 09/01/23)(b)	410	378,647
4.00%, 07/01/29 (Call 07/01/24)(b)	284	262,371
CA Magnum Holdings, 5.38%, 10/31/26 (Call 10/31/23)(d)	600	574,812
CGI Inc.
1.45%, 09/14/26 (Call 08/14/26)(b)	430	385,405
2.30%, 09/14/31 (Call 06/14/31)(b)	315	256,205
Condor Merger Sub Inc., 7.38%, 02/15/30 (Call 02/15/25)(b)	1,205	1,078,053

Security	Par (000)	Value

Computers (continued)
Conduent Business Services LLC/Conduent State & Local Solutions Inc., 6.00%, 11/01/29 (Call 11/01/24)(b)	$300	$276,981
Crowdstrike Holdings Inc., 3.00%, 02/15/29 (Call 02/15/24)	554	492,163
Dell Inc.
6.50%, 04/15/38	325	334,103
7.10%, 04/15/28	1,040	1,146,798
Dell International LLC/EMC Corp.
3.38%, 12/15/41 (Call 06/15/41)(b)	825	620,177
3.45%, 12/15/51 (Call 06/15/51)(b)	645	456,370
4.00%, 07/15/24 (Call 06/15/24)	628	632,151
4.90%, 10/01/26 (Call 08/01/26)	574	585,491
5.30%, 10/01/29 (Call 07/01/29)	1,293	1,325,041
5.45%, 06/15/23 (Call 04/15/23)	680	694,838
5.85%, 07/15/25 (Call 06/15/25)	1,050	1,102,962
6.02%, 06/15/26 (Call 03/15/26)	1,621	1,714,905
6.10%, 07/15/27 (Call 05/15/27)	319	341,260
6.20%, 07/15/30 (Call 04/15/30)	443	478,019
8.10%, 07/15/36 (Call 01/15/36)	542	665,272
8.35%, 07/15/46 (Call 01/15/46)	356	473,875
Diebold Nixdorf Inc.
8.50%, 04/15/24 (Call 05/31/22)(c)	240	158,045
9.38%, 07/15/25 (Call 07/15/22)(b)(c)	575	509,025
DXC Technology Co.
1.80%, 09/15/26 (Call 08/15/26)	360	322,402
2.38%, 09/15/28 (Call 07/15/28)	380	330,653
Exela Intermediate LLC/Exela Finance Inc., 11.50%, 07/15/26 (Call 12/01/22)(b)(c)	495	182,853
Fortinet Inc.
1.00%, 03/15/26 (Call 02/15/26)	698	621,590
2.20%, 03/15/31 (Call 12/15/30)	742	612,796
Genpact Luxembourg Sarl, 3.38%, 12/01/24 (Call 11/01/24)	59	58,581
HCL America Inc., 1.38%, 03/10/26 (Call 02/10/26)(d)	400	360,956
Hewlett Packard Enterprise Co.
1.45%, 04/01/24 (Call 03/01/24)	1,055	1,016,049
1.75%, 04/01/26 (Call 03/01/26)	333	307,109
4.45%, 10/02/23 (Call 09/02/23)	527	534,942
4.90%, 10/15/25 (Call 07/15/25)	785	811,274
6.20%, 10/15/35 (Call 04/15/35)	1,024	1,119,027
6.35%, 10/15/45 (Call 04/15/45)	950	1,005,024
HP Inc.
1.45%, 06/17/26 (Call 05/17/26)	715	642,856
2.20%, 06/17/25 (Call 05/17/25)	600	570,030
2.65%, 06/17/31 (Call 03/17/31)	912	754,224
3.00%, 06/17/27 (Call 04/17/27)	674	633,095
3.40%, 06/17/30 (Call 03/17/30)	563	505,968
4.00%, 04/15/29 (Call 02/15/29)	400	380,100
4.20%, 04/15/32 (Call 01/15/32)	400	367,004
6.00%, 09/15/41	905	945,743
IBM Corp., 2.72%, 02/09/32 (Call 11/09/31)	300	266,391
International Business Machines Corp.
1.70%, 05/15/27 (Call 03/15/27)	1,041	945,134
1.95%, 05/15/30 (Call 02/15/30)	1,560	1,334,486
2.85%, 05/15/40 (Call 11/15/39)	793	629,682
2.95%, 05/15/50 (Call 11/15/49)	810	616,937
3.00%, 05/15/24	1,184	1,179,146
3.30%, 05/15/26	1,340	1,323,156
3.30%, 01/27/27	398	392,388

S C H E D U L E O F I N V E S T M E N T S	41

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers (continued)
3.38%, 08/01/23	$1,915	$1,930,914
3.45%, 02/19/26	1,007	1,001,039
3.50%, 05/15/29	702	679,094
3.63%, 02/12/24	1,194	1,203,576
4.00%, 06/20/42	497	454,825
4.15%, 05/15/39	903	857,155
4.25%, 05/15/49	975	914,296
4.70%, 02/19/46	527	528,112
5.60%, 11/30/39	335	373,301
5.88%, 11/29/32	193	218,381
6.22%, 08/01/27	559	623,156
6.50%, 01/15/28	387	434,562
7.00%, 10/30/25	183	203,392
7.13%, 12/01/96	395	532,187
KBR Inc., 4.75%, 09/30/28 (Call 09/30/23)(b)	145	137,029
Kyndryl Holdings Inc.
2.70%, 10/15/28 (Call 08/15/28)(b)	145	119,809
3.15%, 10/15/31 (Call 07/15/31)(b)	355	276,715
4.10%, 10/15/41 (Call 04/15/41)(b)	300	211,704
Leidos Inc.
2.30%, 02/15/31 (Call 11/15/30)	654	539,184
2.95%, 05/15/23 (Call 04/15/23)	292	290,993
3.63%, 05/15/25 (Call 04/15/25)	335	333,064
4.38%, 05/15/30 (Call 02/15/30)	955	923,208
Lenovo Group Ltd.
3.42%, 11/02/30 (Call 08/02/30)(d)	1,000	882,010
5.88%, 04/24/25(d)	1,000	1,039,140
NCR Corp.
5.00%, 10/01/28 (Call 10/01/23)(b)	455	433,938
5.13%, 04/15/29 (Call 04/15/24)(b)	675	638,671
5.25%, 10/01/30 (Call 10/01/25)(b)	270	253,627
5.75%, 09/01/27 (Call 09/01/22)(b)	310	299,463
6.13%, 09/01/29 (Call 09/01/24)(b)	440	421,419
NetApp Inc.
1.88%, 06/22/25 (Call 05/22/25)	815	768,643
2.38%, 06/22/27 (Call 04/22/27)	490	453,872
2.70%, 06/22/30 (Call 03/22/30)	257	223,765
3.30%, 09/29/24 (Call 07/29/24)	535	530,747
Presidio Holdings Inc.
4.88%, 02/01/27 (Call 02/01/23)(b)	340	325,567
8.25%, 02/01/28 (Call 02/01/23)(b)	310	302,107
Science Applications International Corp., 4.88%, 04/01/28 (Call 04/01/23)(b)	180	172,098
Seagate HDD Cayman
3.13%, 07/15/29 (Call 01/15/24)	295	249,517
3.38%, 07/15/31 (Call 01/15/26)	270	219,264
4.09%, 06/01/29 (Call 03/01/29)	330	294,122
4.13%, 01/15/31 (Call 10/15/30)	325	282,848
4.75%, 06/01/23	341	342,985
4.75%, 01/01/25	310	309,005
4.88%, 03/01/24 (Call 01/01/24)	503	505,445
4.88%, 06/01/27 (Call 03/01/27)	419	407,059
5.75%, 12/01/34 (Call 06/01/34)	299	283,350
Teledyne FLIR LLC, 2.50%, 08/01/30 (Call 05/01/30)	275	234,545
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., 5.75%, 06/01/25 (Call 06/01/22)(b)	85	85,556
Unisys Corp., 6.88%, 11/01/27 (Call 11/01/23)(b)	315	315,898
Vericast Corp., 11.00%, 09/15/26 (Call 09/15/23)(b)	788	741,024
Western Digital Corp.
2.85%, 02/01/29 (Call 12/01/28)	380	334,943

Security	Par (000)	Value

Computers (continued)
3.10%, 02/01/32 (Call 11/01/31)	$335	$279,812
4.75%, 02/15/26 (Call 11/15/25)	2,139	2,125,225
Wipro IT Services LLC, 1.50%, 06/23/26 (Call 05/23/26)(d)	200	180,170

		110,837,646

Cosmetics & Personal Care — 0.1%
Avon Products Inc., 8.45%, 03/15/43(c)	165	190,271
Colgate-Palmolive Co.
2.10%, 05/01/23	20	19,956
3.25%, 03/15/24	205	206,650
3.70%, 08/01/47 (Call 02/01/47)	805	760,636
4.00%, 08/15/45	490	478,318
Coty Inc.
5.00%, 04/15/26 (Call 04/15/23)(b)	435	413,224
6.50%, 04/15/26 (Call 05/31/22)(b)(c)	510	495,995
Coty Inc/HFC Prestige Products Inc/HFC Prestige International U.S. LLC, 4.75%, 01/15/29 (Call 01/15/25)(b)	295	262,872
Edgewell Personal Care Co.
4.13%, 04/01/29 (Call 04/01/24)(b)	285	253,852
5.50%, 06/01/28 (Call 06/01/23)(b)	439	424,798
Estee Lauder Companies Inc. (The)
1.95%, 03/15/31 (Call 12/15/30)	697	596,005
2.00%, 12/01/24 (Call 11/01/24)	794	773,936
2.38%, 12/01/29 (Call 09/01/29)	380	344,968
2.60%, 04/15/30 (Call 01/15/30)	195	178,006
3.13%, 12/01/49 (Call 06/01/49)	538	445,658
3.15%, 03/15/27 (Call 12/15/26)	282	275,835
4.15%, 03/15/47 (Call 09/15/46)	483	471,418
4.38%, 06/15/45 (Call 12/15/44)	387	382,588
GlaxoSmithKline LLC, 3.63%, 03/24/32 (Call 12/24/31)(b)	2,050	1,928,660
GSK Consumer Healthcare Capital UK PLC, 3.13%, 03/24/25(b)	1,600	1,570,928
GSK Consumer Healthcare Capital US LLC.
3.38%, 03/24/27 (Call 02/24/27)(b)	625	605,169
3.38%, 03/24/29 (Call 01/24/29)(b)	1,000	944,800
Natura Cosmeticos SA, 4.13%, 05/03/28 (Call 03/03/28)(c)(d)	800	717,200
Oriflame Investment Holding PLC, 5.13%, 05/04/26 (Call 05/15/23)(b)	370	266,589
Procter & Gamble Co. (The)
0.55%, 10/29/25	889	817,035
1.00%, 04/23/26	290	265,692
1.20%, 10/29/30	1,400	1,152,480
1.95%, 04/23/31	421	368,194
2.30%, 02/01/32	204	182,400
2.45%, 11/03/26	268	258,349
2.70%, 02/02/26	91	89,412
2.80%, 03/25/27	865	841,022
2.85%, 08/11/27	315	306,149
3.00%, 03/25/30	1,005	957,634
3.10%, 08/15/23	356	359,094
3.50%, 10/25/47	465	433,831
3.55%, 03/25/40	460	434,015
3.60%, 03/25/50	320	305,462
5.80%, 08/15/34	50	58,846
Revlon Consumer Products Corp., 6.25%, 08/01/24 (Call 05/31/22)(c)	50	16,731

42	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Cosmetics & Personal Care (continued)
Unilever Capital Corp.
0.63%, 08/12/24 (Call 08/12/22)	$795	$751,919
1.38%, 09/14/30 (Call 06/14/30)	665	546,497
1.75%, 08/12/31 (Call 05/12/31)	305	254,892
2.00%, 07/28/26	393	370,862
2.13%, 09/06/29 (Call 06/06/29)	70	62,503
2.60%, 05/05/24 (Call 03/05/24)	502	497,186
2.90%, 05/05/27 (Call 02/05/27)(c)	100	96,593
3.10%, 07/30/25	85	84,604
3.25%, 03/07/24 (Call 02/07/24)	245	245,760
3.38%, 03/22/25 (Call 01/22/25)	405	406,839
3.50%, 03/22/28 (Call 12/22/27)	540	532,840
5.90%, 11/15/32	1,089	1,264,590
Series 30Y, 2.63%, 08/12/51 (Call 02/12/51)	360	268,085

		25,237,848

Distribution & Wholesale — 0.1%
American Builders & Contractors Supply Co. Inc.
3.88%, 11/15/29 (Call 11/15/24)(b)	330	291,803
4.00%, 01/15/28 (Call 01/15/23)(b)	445	413,605
Avient Corp., 5.75%, 05/15/25 (Call 05/31/22)(b)	385	388,692
BCPE Empire Holdings Inc., 7.63%, 05/01/27 (Call 05/01/23)(b)	375	351,401
Chongqing Nan’an Urban Construction & Development Group Co. Ltd., 4.66%, 06/04/24(d)	600	601,050
Ferguson Finance PLC
3.25%, 06/02/30 (Call 03/02/30)(b)	150	133,856
4.50%, 10/24/28 (Call 07/24/28)(b)	794	788,974
4.65%, 04/20/32 (Call 01/20/32)(b)	200	195,800
G-III Apparel Group Ltd., 7.88%, 08/15/25 (Call 08/15/22)(b)	100	104,013
H&E Equipment Services Inc., 3.88%, 12/15/28 (Call 12/15/23)(b)	765	666,147
IAA Inc., 5.50%, 06/15/27 (Call 06/15/22)(b)	300	293,505
KAR Auction Services Inc., 5.13%, 06/01/25 (Call 05/31/22)(b)	550	557,485
Li & Fung Ltd.
4.38%, 10/04/24 (Call 09/04/24)(d)	200	194,260
4.50%, 08/18/25 (Call 07/18/25)(d)	600	573,096
Marubeni Corp.
1.32%, 09/18/25 (Call 08/18/25)(d)	400	366,736
3.75%, 04/17/23 (Call 03/17/23)(d)	200	200,852
Mitsubishi Corp., 1.13%, 07/15/26 (Call 06/15/26)(b)	330	297,208
Resideo Funding Inc., 4.00%, 09/01/29 (Call 09/01/24)(b)	240	214,594
Ritchie Bros Holdings Inc., 4.75%, 12/15/31 (Call 12/15/26)(b)	340	339,884
Univar Solutions USA Inc., 5.13%, 12/01/27 (Call 12/01/22)(b)	217	209,188
Wesco Aircraft Holdings Inc., 9.00%, 11/15/26 (Call 11/15/22)(b)(c)	515	320,134
Wolverine Escrow LLC
8.50%, 11/15/24 (Call 05/31/22)(b)	322	179,154
13.13%, 11/15/27 (Call 11/15/22)(b)	280	105,902
WW Grainger Inc.
1.85%, 02/15/25 (Call 01/15/25)	440	422,374
3.75%, 05/15/46 (Call 11/15/45)	215	192,801
4.20%, 05/15/47 (Call 11/15/46)	130	125,142
4.60%, 06/15/45 (Call 12/15/44)	810	814,066

		9,341,722

Security	Par (000)	Value

Diversified Financial Services — 1.5%
Advisor Group Holdings Inc., 10.75%, 08/01/27 (Call 08/01/22)(b)	$160	$168,800
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.15%, 10/29/23	810	773,566
1.65%, 10/29/24 (Call 09/29/24)	795	740,081
1.75%, 01/30/26 (Call 12/30/25)	305	271,270
2.45%, 10/29/26 (Call 09/29/26)	1,120	998,402
2.88%, 08/14/24 (Call 07/14/24)	1,222	1,174,244
3.00%, 10/29/28 (Call 08/29/28)	1,491	1,296,335
3.15%, 02/15/24 (Call 01/15/24)	1,390	1,355,083
3.30%, 01/30/32 (Call 10/30/31)	1,610	1,338,473
3.40%, 10/29/33 (Call 07/29/33)	400	327,884
3.50%, 01/15/25 (Call 11/15/24)	910	878,787
3.65%, 07/21/27 (Call 04/21/27)	1,611	1,508,637
3.85%, 10/29/41 (Call 04/29/41)	1,055	816,886
3.88%, 01/23/28 (Call 10/23/27)	733	675,716
4.13%, 07/03/23 (Call 06/03/23)	535	534,219
4.45%, 10/01/25 (Call 08/01/25)	720	707,738
4.45%, 04/03/26 (Call 02/03/26)	393	384,102
4.50%, 09/15/23 (Call 08/15/23)	465	465,865
4.63%, 10/15/27 (Call 08/15/27)	667	647,970
4.88%, 01/16/24 (Call 12/16/23)	632	635,754
6.50%, 07/15/25 (Call 06/15/25)	560	581,039
Affiliated Managers Group Inc.
3.30%, 06/15/30 (Call 03/15/30)	190	175,338
3.50%, 08/01/25	215	214,250
AG Issuer LLC, 6.25%, 03/01/28 (Call 03/01/23)(b)	370	363,033
AIG Global Funding
0.45%, 12/08/23(b)	170	162,641
0.65%, 06/17/24(b)	935	881,565
0.80%, 07/07/23(b)	448	436,854
0.90%, 09/22/25(b)	775	702,398
Air Lease Corp.
0.70%, 02/15/24 (Call 01/15/24)	351	332,580
1.88%, 08/15/26 (Call 07/15/26)	240	214,241
2.10%, 09/01/28 (Call 07/01/28)	505	428,230
2.30%, 02/01/25 (Call 01/01/25)	328	310,888
2.88%, 01/15/26 (Call 12/15/25)	665	624,049
3.00%, 09/15/23 (Call 07/15/23)	305	301,642
3.00%, 02/01/30 (Call 11/01/29)	732	631,518
3.13%, 12/01/30 (Call 09/01/30)	570	491,653
3.25%, 03/01/25 (Call 01/01/25)	404	391,217
3.25%, 10/01/29 (Call 07/01/29)	333	292,128
3.38%, 07/01/25 (Call 06/01/25)	735	710,017
3.63%, 04/01/27 (Call 01/01/27)	483	457,816
3.63%, 12/01/27 (Call 09/01/27)	853	794,706
3.75%, 06/01/26 (Call 04/01/26)	570	548,192
3.88%, 07/03/23 (Call 06/03/23)	266	266,862
4.25%, 02/01/24 (Call 01/01/24)	215	215,757
4.25%, 09/15/24 (Call 06/15/24)	964	964,260
4.63%, 10/01/28 (Call 07/01/28)	380	368,611
Aircastle Ltd.
4.13%, 05/01/24 (Call 02/01/24)	385	382,779
4.25%, 06/15/26 (Call 04/15/26)	379	365,974
4.40%, 09/25/23 (Call 08/25/23)	675	677,369
5.25%, 08/11/25 (Call 07/11/25)(b)	1,495	1,492,100
Ally Financial Inc.
1.45%, 10/02/23 (Call 09/02/23)	790	767,864
2.20%, 11/02/28 (Call 09/02/28)	300	260,373

S C H E D U L E O F I N V E S T M E N T S	43

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
3.05%, 06/05/23 (Call 05/05/23)	$380	$379,259
3.88%, 05/21/24 (Call 04/21/24)	554	556,316
4.63%, 03/30/25	385	391,834
5.13%, 09/30/24	654	673,986
5.75%, 11/20/25 (Call 10/21/25)	764	785,140
5.80%, 05/01/25 (Call 04/01/25)	870	909,280
8.00%, 11/01/31	1,528	1,794,776
American Express Co.
0.75%, 11/03/23	500	484,620
1.65%, 11/04/26 (Call 10/04/26)	500	457,965
2.25%, 03/04/25 (Call 02/01/25)	310	299,271
2.50%, 07/30/24 (Call 06/30/24)	980	960,625
2.55%, 03/04/27 (Call 02/01/27)	565	532,512
3.00%, 10/30/24 (Call 09/29/24)	608	603,148
3.13%, 05/20/26 (Call 04/20/26)	461	452,352
3.30%, 05/03/27 (Call 04/02/27)	1,452	1,415,221
3.38%, 05/03/24	150	149,786
3.40%, 02/22/24 (Call 01/22/24)	1,400	1,402,814
3.63%, 12/05/24 (Call 11/04/24)	311	312,253
3.70%, 08/03/23 (Call 07/03/23)	919	929,311
4.05%, 05/03/29 (Call 03/03/29)	370	366,799
4.05%, 12/03/42	1,011	956,639
4.20%, 11/06/25 (Call 10/06/25)	593	605,708
Ameriprise Financial Inc.
2.88%, 09/15/26 (Call 06/15/26)	933	904,170
3.00%, 04/02/25 (Call 03/02/25)	30	29,592
3.70%, 10/15/24	260	261,680
4.00%, 10/15/23	1,200	1,214,748
Andrew W Mellon Foundation (The), Series 2020, 0.95%, 08/01/27 (Call 06/01/27)	523	459,978
Antares Holdings LP
2.75%, 01/15/27 (Call 12/15/26)(b)	605	516,628
3.95%, 07/15/26 (Call 06/15/26)(b)	505	461,257
Apollo Management Holdings LP
4.00%, 05/30/24(b)	740	740,170
4.95%, 01/14/50 (Call 12/17/24)(a)(b)	296	285,101
Ares Finance Co. II LLC, 3.25%, 06/15/30 (Call 03/15/30)(b)	200	182,204
Ares Finance Co. III LLC, 4.13%, 06/30/51 (Call 06/30/26)(a)(b)	800	745,920
Aretec Escrow Issuer Inc., 7.50%, 04/01/29 (Call 04/01/24)(b)	235	219,391
Armor Holdco Inc., 8.50%, 11/15/29 (Call 11/15/24)(b)	240	228,182
ASG Finance Designated Activity Co., 7.88%, 12/03/24 (Call 05/30/22)(b)	200	191,632
Avation Capital SA, 8.25%, 10/31/26 (Call 05/30/22), (9.00% PIK)(b)(g)	188	158,069
Aviation Capital Group LLC
1.95%, 01/30/26 (Call 12/30/25)(b)	270	240,991
1.95%, 09/20/26 (Call 08/20/26)(b)	1,655	1,452,577
3.50%, 11/01/27 (Call 07/01/27)(b)	276	253,437
3.88%, 05/01/23 (Call 04/01/23)(b)	540	538,645
4.13%, 08/01/25 (Call 06/01/25)(b)	367	358,008
4.38%, 01/30/24 (Call 12/30/23)(b)	315	313,718
4.88%, 10/01/25 (Call 07/01/25)(b)	425	422,888
5.50%, 12/15/24 (Call 11/15/24)(b)	175	177,879
Avolon Holdings Funding Ltd.
2.13%, 02/21/26 (Call 01/21/26)(b)	880	786,007
2.53%, 11/18/27 (Call 10/18/27)(b)	1,256	1,078,301
2.75%, 02/21/28 (Call 12/21/27)(b)	265	229,519

Security	Par (000)	Value

Diversified Financial Services (continued)
2.88%, 02/15/25 (Call 01/15/25)(b)	$865	$816,076
3.25%, 02/15/27 (Call 12/15/26)(b)	1,195	1,084,439
3.95%, 07/01/24 (Call 06/01/24)(b)	1,023	1,007,542
4.25%, 04/15/26 (Call 03/15/26)(b)	718	690,895
4.38%, 05/01/26 (Call 03/01/26)(b)	611	589,639
5.13%, 10/01/23 (Call 09/01/23)(b)	85	85,868
5.25%, 05/15/24 (Call 04/15/24)(b)	735	740,270
5.50%, 01/15/26 (Call 12/15/25)(b)	760	762,303
B3 S.A. Brasil Bolsa Balcao, 4.13%, 09/20/31(d)	400	347,908
Banco BTG Pactual SA/Cayman Islands, 4.50%, 01/10/25 (Call 12/10/24)(c)(d)	800	788,032
BGC Partners Inc.
3.75%, 10/01/24 (Call 09/01/24)	310	307,396
5.38%, 07/24/23	295	299,393
Blackstone Holdings Finance Co. LLC
1.60%, 03/30/31 (Call 12/30/30)(b)	580	465,717
1.63%, 08/05/28 (Call 06/05/28)(b)	140	119,993
2.00%, 01/30/32 (Call 10/30/31)(b)	140	114,551
2.50%, 01/10/30 (Call 10/10/29)(b)	1,040	923,333
2.55%, 03/30/32 (Call 12/30/31)(b)	95	81,626
2.80%, 09/30/50 (Call 03/30/50)(b)	505	355,919
2.85%, 08/05/51 (Call 02/05/51)(b)	195	139,374
3.15%, 10/02/27 (Call 07/02/27)(b)	200	190,544
3.20%, 01/30/52 (Call 07/30/51)(b)	200	152,818
3.50%, 09/10/49 (Call 03/10/49)(b)	545	448,786
4.00%, 10/02/47 (Call 04/02/47)(b)	70	62,742
4.45%, 07/15/45(b)	475	449,545
5.00%, 06/15/44(b)	260	264,594
Blue Bright Ltd.
2.38%, 02/09/26(d)	600	551,658
2.50%, 06/04/25(d)	400	376,488
Blue Owl Finance LLC
3.13%, 06/10/31 (Call 03/10/31)(b)	450	360,918
4.13%, 10/07/51 (Call 04/07/51)(b)	90	65,444
4.38%, 02/15/32 (Call 11/15/31)(b)	100	88,185
BOC Aviation Ltd.
1.75%, 01/21/26 (Call 12/21/25)(d)	400	366,252
2.63%, 01/17/25 (Call 12/17/24)(d)	400	386,128
2.63%, 09/17/30 (Call 06/17/30)(b)	600	514,542
3.00%, 09/11/29 (Call 06/11/29)(b)	600	537,648
3.25%, 04/29/25 (Call 03/29/25)(b)	800	784,424
3.50%, 10/10/24 (Call 09/10/24)(d)	200	198,722
3.50%, 09/18/27 (Call 06/18/27)(c)(d)	200	192,816
3.88%, 04/27/26 (Call 01/27/26)(d)	850	839,290
BOC Aviation USA Corp., 1.63%, 04/29/24 (Call 03/29/24)(b)	1,000	959,600
BOCOM International Blossom Ltd., 1.75%, 06/28/26(d)	400	366,040
Bocom Leasing Management Hong Kong Co. Ltd.
1.13%, 06/18/24(d)	400	379,156
4.38%, 01/22/24(d)	400	405,012
Brookfield Finance I UK PLC, 2.34%, 01/30/32 (Call 10/30/31)	195	162,043
Brookfield Finance Inc.
2.72%, 04/15/31 (Call 01/15/31)	700	613,137
3.50%, 03/30/51 (Call 09/30/50)	465	367,899
3.63%, 02/15/52 (Call 08/15/51)	270	215,360
3.90%, 01/25/28 (Call 10/25/27)	529	515,394
4.00%, 04/01/24 (Call 02/01/24)	935	943,406
4.25%, 06/02/26 (Call 03/02/26)	410	414,559
4.35%, 04/15/30 (Call 01/15/30)	923	910,383

44	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
4.70%, 09/20/47 (Call 03/20/47)	$359	$339,165
4.85%, 03/29/29 (Call 12/29/28)	855	878,196
Brookfield Finance LLC, 3.45%, 04/15/50 (Call 10/15/49)	452	355,078
Burford Capital Global Finance LLC
6.25%, 04/15/28 (Call 04/15/24)(b)	205	201,993
6.88%, 04/15/30 (Call 04/15/25)	210	204,452
Cantor Fitzgerald LP
4.50%, 04/14/27 (Call 01/14/27)(b)	500	486,855
4.88%, 05/01/24 (Call 04/01/24)(b)	421	428,860
Capital One Bank USA N.A., 2.28%, 01/28/26 (Call 01/28/25), (SOFR + 0.911%)(a)	225	216,317
Capital One Financial Corp.
1.88%, 11/02/27 (Call 11/02/26), (SOFR + 0.855%)(a)	1,090	972,672
2.36%, 07/29/32 (Call 07/29/31), (SOFR + 1.337%)(a)	1,165	935,134
2.60%, 05/11/23 (Call 04/11/23)	407	405,873
2.62%, 11/02/32 (Call 11/02/31), (SOFR + 1.265%)(a)	450	377,037
2.64%, 03/03/26 (Call 03/03/25), (SOFR + 1.290%)(a)	440	422,506
3.20%, 02/05/25 (Call 01/05/25)	1,065	1,046,959
3.27%, 03/01/30 (Call 03/01/29)(a)	905	825,948
3.30%, 10/30/24 (Call 09/30/24)	2,213	2,187,816
3.50%, 06/15/23	900	904,464
3.65%, 05/11/27 (Call 04/11/27)	564	546,054
3.75%, 04/24/24 (Call 03/24/24)	966	967,565
3.75%, 07/28/26 (Call 06/28/26)	986	962,760
3.75%, 03/09/27 (Call 02/09/27)	1,292	1,259,739
3.80%, 01/31/28 (Call 12/31/27)	785	755,743
3.90%, 01/29/24 (Call 12/29/23)	767	771,027
4.20%, 10/29/25 (Call 09/29/25)	734	732,965
4.25%, 04/30/25 (Call 03/31/25)	345	346,449
Castlelake Aviation Finance DAC, 5.00%, 04/15/27 (Call 04/15/24)(b)	297	267,392
Cboe Global Markets Inc.
1.63%, 12/15/30 (Call 09/15/30)	709	585,946
3.00%, 03/16/32 (Call 12/16/31)	800	731,184
3.65%, 01/12/27 (Call 10/12/26)	894	890,960
CCBL Cayman 1 Corp. Ltd.
1.80%, 07/22/26(d)	600	545,964
1.99%, 07/21/25(d)	800	753,776
3.50%, 05/16/24(d)	400	397,904
CDBL Funding 1
1.50%, 11/04/23(d)	800	774,024
3.50%, 10/24/27(d)	400	383,952
4.25%, 12/02/24(d)	200	201,954
CDBL Funding 2, 2.00%, 03/04/26(d)	600	554,064
CDP Financial Inc., 3.15%, 07/24/24(b)	415	416,847
Chailease International Finance Corp., 3.75%, 10/22/23(d)	400	400,192
Charles Schwab Corp. (The)
0.75%, 03/18/24 (Call 02/18/24)	110	105,304
0.90%, 03/11/26 (Call 02/11/26)	751	679,745
1.15%, 05/13/26 (Call 04/13/26)	1,185	1,075,139
1.65%, 03/11/31 (Call 12/11/30)	567	460,852
1.95%, 12/01/31 (Call 09/01/31)	725	596,653
2.00%, 03/20/28 (Call 01/20/28)	765	689,969
2.30%, 05/13/31 (Call 02/13/31)	600	516,480

Security	Par (000)	Value

Diversified Financial Services (continued)
2.45%, 03/03/27 (Call 02/03/27)	$360	$338,807
2.75%, 10/01/29 (Call 07/01/29)	400	366,552
2.90%, 03/03/32 (Call 12/03/31)	800	716,928
3.00%, 03/10/25 (Call 12/10/24)	182	180,107
3.20%, 03/02/27 (Call 12/02/26)	825	807,658
3.20%, 01/25/28 (Call 10/25/27)	693	668,031
3.25%, 05/22/29 (Call 02/22/29)	220	209,257
3.30%, 04/01/27 (Call 01/01/27)	920	901,223
3.45%, 02/13/26 (Call 11/13/25)	162	161,086
3.55%, 02/01/24 (Call 01/01/24)	1,083	1,090,613
3.75%, 04/01/24 (Call 03/02/24)	452	455,928
3.85%, 05/21/25 (Call 03/21/25)	522	527,763
4.00%, 02/01/29 (Call 11/01/28)	388	387,767
4.20%, 03/24/25 (Call 02/24/25)	495	505,138
4.63%, 03/22/30 (Call 12/22/29)	153	158,366
Charming Light Investments Ltd.
4.38%, 12/21/27(d)	600	591,000
5.00%, 09/03/24(d)	250	254,843
China Cinda 2020 I Management Ltd.
1.25%, 01/20/24 (Call 10/20/23)(d)	400	382,128
1.88%, 01/20/26 (Call 10/20/25)(d)	400	365,952
2.50%, 03/18/25 (Call 02/18/25)(d)	1,200	1,147,356
2.50%, 01/20/28 (Call 10/20/27)(d)	800	717,872
3.00%, 03/18/27 (Call 12/18/26)(d)	400	375,432
3.00%, 01/20/31 (Call 10/20/30)(d)	400	341,676
3.13%, 03/18/30 (Call 12/18/29)(d)	400	350,604
China Cinda Finance 2014 Ltd., 5.63%, 05/14/24(d)	200	206,472
China Cinda Finance 2015 I Ltd., 4.25%, 04/23/25(d)	400	400,940
China Cinda Finance 2017 I Ltd.
4.10%, 03/09/24(d)	1,000	1,002,830
4.40%, 03/09/27(d)	200	199,686
4.75%, 02/08/28(d)	400	403,572
4.75%, 02/21/29(d)	400	395,348
China Development Bank Financial Leasing Co. Ltd., 2.88%, 09/28/30 (Call 09/28/25)(a)(d)	600	572,610
China Great Wall International Holdings III Ltd., 3.88%, 08/31/27(d)	400	384,764
China Great Wall International Holdings IV Ltd., 3.95%, (Call 07/31/24)(a)(d)(e)	200	195,288
China Great Wall International Holdings V Ltd., 2.38%, 08/18/30(d)	1,000	813,470
China Ping An Insurance Overseas Holdings Ltd., 2.85%, 08/12/31(d)	800	646,272
CI Financial Corp.
3.20%, 12/17/30 (Call 09/17/30)	350	297,276
4.10%, 06/15/51 (Call 12/15/50)	435	324,897
CICC Hong Kong Finance 2016 MTN Ltd.
1.63%, 01/26/24(d)	1,400	1,351,700
2.00%, 01/26/26(d)	400	372,836
CITIC Securities Finance MTN Co. Ltd.
1.75%, 06/03/23(d)	400	392,736
2.00%, 06/03/25(d)	400	380,588
Clifford Capital Pte Ltd.
1.12%, 03/23/26 (Call 02/23/26)(d)	400	367,712
1.73%, 09/10/24(d)	200	193,654
CME Group Inc.
2.65%, 03/15/32 (Call 12/15/31)	245	218,317
3.00%, 03/15/25 (Call 12/15/24)	1,093	1,084,005
3.75%, 06/15/28 (Call 03/15/28)	550	547,233
4.15%, 06/15/48 (Call 12/15/47)	234	231,185

S C H E D U L E O F I N V E S T M E N T S	45

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
5.30%, 09/15/43 (Call 03/15/43)	$653	$726,861
CMS International Gemstone Ltd., 1.30%, 09/16/24(d)	200	187,576
CNG Holdings Inc., 12.50%, 06/15/24 (Call 05/31/22)(b)	175	163,811
Coastal Emerald Ltd., 4.30%, (Call 08/01/24)(a)(d)(e)	400	377,448
Cobra AcquisitionCo LLC, 6.38%, 11/01/29 (Call 11/01/24)(b)	261	201,221
Coinbase Global Inc.
3.38%, 10/01/28 (Call 10/01/24)(b)	535	426,903
3.63%, 10/01/31 (Call 10/01/26)(b)	600	443,736
Corebridge Financial Inc., 3.65%, 04/05/27 (Call 03/05/27)	300	291,090
Credit Acceptance Corp.
5.13%, 12/31/24 (Call 05/10/22)(b)	266	262,749
6.63%, 03/15/26 (Call 05/10/22)	370	373,933
Credit Suisse USA Inc., 7.13%, 07/15/32	886	1,075,772
Credito Real SAB de CV, 8.00%, 01/21/28(d)	200	33,676
Curo Group Holdings Corp., 7.50%, 08/01/28 (Call 08/01/24)(b)	610	513,968
DAE Sukuk Difc Ltd., 3.75%, 02/15/26(d)	500	480,950
Discover Financial Services
3.75%, 03/04/25 (Call 12/04/24)	235	234,883
3.95%, 11/06/24 (Call 08/06/24)	938	941,105
4.10%, 02/09/27 (Call 11/09/26)	1,083	1,071,531
4.50%, 01/30/26 (Call 11/30/25)	820	827,946
Eaton Vance Corp., 3.50%, 04/06/27 (Call 01/06/27)	505	491,123
Enact Holdings Inc., 6.50%, 08/15/25 (Call 02/15/25)(b)	490	488,246
Enova International Inc.
8.50%, 09/01/24 (Call 05/31/22)(b)	170	169,660
8.50%, 09/15/25 (Call 05/31/22)(b)	251	249,559
Far East Horizon Ltd.
2.63%, 03/03/24(d)	400	376,424
3.38%, 02/18/25(d)	200	184,648
4.25%, 10/26/26(d)	200	180,634
Finance of America Funding LLC, 7.88%, 11/15/25 (Call 11/15/22)(b)	205	183,092
FMR LLC
4.95%, 02/01/33(b)	430	444,233
5.15%, 02/01/43(b)	410	425,076
6.45%, 11/15/39(b)	200	237,304
Franklin Resources Inc.
1.60%, 10/30/30 (Call 07/30/30)	489	395,845
2.85%, 03/30/25	478	469,415
2.95%, 08/12/51 (Call 02/12/51)	300	222,534
GFH Sukuk Ltd., 7.50%, 01/28/25(d)	400	396,112
Global Aircraft Leasing Co. Ltd., 6.50%, 09/15/24 (Call 05/30/22), (7.25% PIK)(b)(g)	1,134	984,774
goeasy Ltd.
4.38%, 05/01/26 (Call 05/01/23)(b)	280	261,778
5.38%, 12/01/24 (Call 05/30/22)(b)	295	289,035
GPS Hospitality Holding Co LLC/GPS Finco Inc., 7.00%, 08/15/28 (Call 08/15/24)(b)	230	172,643
Guotai Junan International Holdings Ltd., 2.00%, 03/03/26(d)	200	186,140
Haitong International Finance Holdings 2015 Ltd., 2.11%, 03/12/25(d)	600	574,032
Haitong International Securities Group Ltd.
2.13%, 07/02/23(d)	200	196,316
2.13%, 05/20/26(d)	200	184,126
3.13%, 05/18/25(d)	200	194,114

Security	Par (000)	Value

Diversified Financial Services (continued)
3.38%, 07/19/24(d)	$600	$593,808
Home Point Capital Inc., 5.00%, 02/01/26 (Call 02/01/23)(b)	310	245,619
Horse Gallop Finance Ltd.
1.10%, 07/26/24(d)	400	379,624
1.70%, 07/28/25(d)	400	374,640
ICBCIL Finance Co. Ltd.
1.25%, 08/02/24(d)	400	379,264
1.53%, 11/20/24(d)	400	399,480
1.63%, 11/02/24(d)	800	760,960
1.75%, 08/25/25(d)	1,000	937,820
1.75%, 08/02/26(d)	600	545,550
2.25%, 11/02/26(d)	200	185,110
3.63%, 05/19/26(d)	200	196,972
3.75%, 03/05/24(d)	600	600,978
ICD Sukuk Co. Ltd., 5.00%, 02/01/27(d)	600	609,912
Intercontinental Exchange Inc.
0.70%, 06/15/23	307	300,188
1.85%, 09/15/32 (Call 06/15/32)	617	496,833
2.10%, 06/15/30 (Call 03/15/30)	1,081	934,460
2.65%, 09/15/40 (Call 03/15/40)	620	476,805
3.00%, 06/15/50 (Call 12/15/49)	965	736,652
3.00%, 09/15/60 (Call 03/15/60)	1,045	754,333
3.10%, 09/15/27 (Call 06/15/27)	681	657,131
3.45%, 09/21/23 (Call 08/21/23)	315	316,805
3.75%, 12/01/25 (Call 09/01/25)	820	823,132
3.75%, 09/21/28 (Call 06/21/28)	257	253,227
4.00%, 10/15/23	689	697,495
4.25%, 09/21/48 (Call 03/21/48)	690	662,241
Intercorp Financial Services Inc., 4.13%, 10/19/27 (Call 07/19/27)(c)(d)	605	563,527
Intercorp Peru Ltd., 3.88%, 08/15/29 (Call 05/15/29)(d)	200	179,046
Inventive Global Investments Ltd.
1.60%, 09/01/26(d)	400	362,496
1.65%, 09/03/25(d)	1,200	1,116,192
Invesco Finance PLC
3.75%, 01/15/26	205	204,699
4.00%, 01/30/24	450	454,059
5.38%, 11/30/43	315	329,273
Jane Street Group/JSG Finance Inc., 4.50%, 11/15/29 (Call 11/15/24)(b)	315	289,513
Janus Henderson US Holdings Inc., 4.88%, 08/01/25 (Call 05/01/25)	120	123,679
Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.00%, 08/15/28 (Call 08/15/24)(b)	560	510,289
Jefferies Group LLC
2.75%, 10/15/32 (Call 07/15/32)	140	114,478
6.25%, 01/15/36	585	634,549
6.45%, 06/08/27	665	730,190
6.50%, 01/20/43	100	108,980
Jefferies Group LLC/Jefferies Group Capital
Finance Inc.
2.63%, 10/15/31 (Call 07/15/31)	300	246,780
4.15%, 01/23/30	742	705,516
4.85%, 01/15/27	190	195,312
Jefferson Capital Holdings LLC, 6.00%, 08/15/26 (Call 08/15/23)(b)	188	175,987
JIC Zhixin Ltd.
1.50%, 08/27/25(d)	400	370,996
2.13%, 08/27/30(d)	400	342,260

46	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Joy Treasure Assets Holdings Inc.
1.88%, 11/17/25 (Call 10/17/25)(d)	$600	$551,868
3.50%, 09/24/29 (Call 06/24/29)(d)	1,000	896,790
KB Kookmin Card Co. Ltd., 1.50%, 05/13/26(d)	200	182,018
KB Securities Co. Ltd., 2.13%, 11/01/26(d)	200	184,102
KKR Group Finance Co. II LLC, 5.50%, 02/01/43 (Call 08/01/42)(b)	26	27,185
Korea Investment & Securities Co. Ltd., 1.38%, 07/19/24(d)	400	378,808
Kuwait Projects Co. SPC Ltd.
4.23%, 10/29/26(d)	200	178,818
4.50%, 02/23/27(d)	800	709,704
Lazard Group LLC
3.63%, 03/01/27 (Call 12/01/26)	173	167,452
3.75%, 02/13/25	174	173,739
4.38%, 03/11/29 (Call 12/11/28)	264	258,358
4.50%, 09/19/28 (Call 06/19/28)	477	472,979
LD Holdings Group LLC
6.13%, 04/01/28 (Call 04/01/24)(b)(c)	455	343,625
6.50%, 11/01/25 (Call 11/01/22)(b)	405	335,632
LeasePlan Corp. NV, 2.88%, 10/24/24(b)	615	593,106
Legend Fortune Ltd., 1.38%, 06/02/24(d)	400	382,560
Legg Mason Inc.
4.75%, 03/15/26	185	191,203
5.63%, 01/15/44	276	304,980
LFS Topco LLC, 5.88%, 10/15/26 (Call 10/15/23)(b)	165	153,278
LPL Holdings Inc.
4.00%, 03/15/29 (Call 03/15/24)(b)	435	396,246
4.38%, 05/15/31 (Call 05/15/26)(b)	190	173,871
4.63%, 11/15/27 (Call 11/15/22)(b)	443	421,160
LSEGA Financing PLC
0.65%, 04/06/24 (Call 03/06/24)(b)	1,315	1,244,950
1.38%, 04/06/26 (Call 03/06/26)(b)	1,115	1,009,075
2.00%, 04/06/28 (Call 02/06/28)(b)	1,915	1,696,996
2.50%, 04/06/31 (Call 01/06/31)(b)	1,000	874,940
3.20%, 04/06/41 (Call 10/06/40)(b)	280	232,702
Mastercard Inc.
1.90%, 03/15/31 (Call 12/15/30)	477	415,090
2.00%, 03/03/25 (Call 02/03/25)	356	346,093
2.00%, 11/18/31 (Call 08/18/31)	1,000	857,040
2.95%, 11/21/26 (Call 08/21/26)	533	524,978
2.95%, 06/01/29 (Call 03/01/29)	589	561,470
2.95%, 03/15/51 (Call 09/15/50)	425	345,771
3.30%, 03/26/27 (Call 01/26/27)	515	511,380
3.35%, 03/26/30 (Call 12/26/29)	1,165	1,128,967
3.38%, 04/01/24	634	639,998
3.50%, 02/26/28 (Call 11/26/27)	545	541,943
3.65%, 06/01/49 (Call 12/01/48)	232	210,570
3.80%, 11/21/46 (Call 05/21/46)	577	538,139
3.85%, 03/26/50 (Call 09/26/49)	711	668,568
3.95%, 02/26/48 (Call 08/26/47)	718	690,400
Mega Wisdom Global Co., 6.25%, 06/22/23(d)	400	287,708
Mexico Remittances Funding Fiduciary Estate Management Sarl, 4.88%, 01/15/28(d)	800	667,432
Midcap Financial Issuer Trust
5.63%, 01/15/30 (Call 01/15/25)(b)	270	217,299
6.50%, 05/01/28 (Call 05/01/24)(b)	600	517,224
Mirae Asset Securities Co. Ltd.
2.13%, 07/30/23(d)	250	245,563
2.63%, 07/30/25(d)	200	191,320

Security	Par (000)	Value

Diversified Financial Services (continued)
Mitsubishi HC Capital Inc.
3.56%, 02/28/24 (Call 01/28/24)(b)	$600	$597,342
3.64%, 04/13/25 (Call 03/13/25)(b)	175	173,688
3.96%, 09/19/23 (Call 08/19/23)(b)	370	372,930
Morgan Stanley Domestic Holdings Inc.
3.80%, 08/24/27 (Call 05/24/27)	773	757,022
4.50%, 06/20/28 (Call 03/20/28)	601	605,333
Muthoot Finance Ltd., 4.40%, 09/02/23(d)	200	198,504
Nasdaq Inc.
1.65%, 01/15/31 (Call 10/15/30)	568	455,207
2.50%, 12/21/40 (Call 06/21/40)	495	359,558
3.25%, 04/28/50 (Call 10/28/49)	630	480,577
3.85%, 06/30/26 (Call 03/30/26)	685	686,603
Nationstar Mortgage Holdings Inc.
5.13%, 12/15/30 (Call 12/15/25)(b)	415	361,208
5.50%, 08/15/28 (Call 08/15/23)(b)	525	479,530
5.75%, 11/15/31 (Call 11/15/26)(b)(c)	335	297,359
6.00%, 01/15/27 (Call 01/15/23)(b)	540	524,308
Navient Corp.
4.88%, 03/15/28 (Call 06/15/27)	385	338,072
5.00%, 03/15/27 (Call 09/15/26)	410	373,608
5.50%, 03/15/29 (Call 06/15/28)	400	352,848
5.63%, 08/01/33	350	282,863
5.88%, 10/25/24	250	248,925
6.13%, 03/25/24	670	673,136
6.75%, 06/25/25	400	402,000
6.75%, 06/15/26	420	413,360
7.25%, 09/25/23	180	184,995
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.
4.50%, 03/15/27 (Call 12/15/26)(b)	265	269,500
4.88%, 04/15/45 (Call 10/15/44)(b)	155	150,784
NFP Corp.
4.88%, 08/15/28 (Call 08/15/23)(b)	360	328,698
6.88%, 08/15/28 (Call 08/15/23)(b)	1,287	1,138,802
NH Investment & Securities Co. Ltd., 1.88%, 10/07/26(d)	200	182,370
Nomura Holdings Inc.
1.65%, 07/14/26	1,000	898,150
2.17%, 07/14/28	505	439,512
2.33%, 01/22/27	500	455,285
2.61%, 07/14/31	275	231,272
2.65%, 01/16/25	875	846,466
2.68%, 07/16/30	800	688,424
2.71%, 01/22/29	510	454,690
3.00%, 01/22/32	325	280,407
3.10%, 01/16/30	805	722,471
Nuveen Finance LLC, 4.13%, 11/01/24(b)	1,202	1,207,217
Nuveen LLC, 4.00%, 11/01/28 (Call 08/01/28)(b)	185	184,232
Ocean Laurel Co. Ltd., 2.38%, 10/20/25(d)	200	184,076
OneMain Finance Corp.
3.50%, 01/15/27 (Call 01/15/24)	410	360,849
3.88%, 09/15/28 (Call 09/15/24)	390	331,363
4.00%, 09/15/30 (Call 09/15/25)	520	425,563
5.38%, 11/15/29 (Call 05/15/29)	539	484,168
6.13%, 03/15/24 (Call 09/15/23)	788	790,955
6.63%, 01/15/28 (Call 07/15/27)	625	617,881
6.88%, 03/15/25	705	711,860
7.13%, 03/15/26	965	982,235
8.25%, 10/01/23	285	296,836

S C H E D U L E O F I N V E S T M E N T S	47

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
8.88%, 06/01/25 (Call 06/01/22)	$349	$366,220
ORIX Corp.
2.25%, 03/09/31	720	616,550
3.25%, 12/04/24	404	400,780
3.70%, 07/18/27	271	267,241
4.00%, 04/13/32	300	294,015
4.05%, 01/16/24	300	303,306
Oxford Finance LLC/Oxford Finance Co-Issuer II Inc., 6.38%, 02/01/27 (Call 02/01/24)(b)	330	334,580
Park Aerospace Holdings Ltd., 5.50%, 02/15/24 (Call 01/15/24)(b)	1,180	1,192,909
PennyMac Financial Services Inc.
4.25%, 02/15/29 (Call 02/15/24)(b)	405	326,325
5.38%, 10/15/25 (Call 10/15/22)(b)	355	337,392
5.75%, 09/15/31 (Call 09/15/26)(b)	310	257,182
PHH Mortgage Corp., 7.88%, 03/15/26 (Call 03/15/23)(b)	195	175,373
Pine Street Trust II, 5.57%, 02/15/49 (Call 08/15/48)(b)	565	595,973
Pingan Real Estate Capital Ltd.
2.75%, 07/29/24(d)	400	367,680
3.45%, 07/29/26(d)	200	175,334
Pioneer Reward Ltd., 2.00%, 04/09/26(d)	600	559,356
Power Finance Corp. Ltd.
3.25%, 09/16/24(d)	600	587,682
3.35%, 05/16/31(d)	600	505,638
3.90%, 09/16/29(d)	200	181,260
3.95%, 04/23/30(c)(d)	600	538,872
4.50%, 06/18/29(d)	200	188,656
5.25%, 08/10/28(d)	200	201,896
6.15%, 12/06/28(d)	200	211,792
Power Sector Assets & Liabilities Management Corp., 7.39%, 12/02/24(d)	855	937,550
PRA Group Inc.
5.00%, 10/01/29 (Call 10/01/24)(b)(c)	205	189,596
7.38%, 09/01/25 (Call 09/01/22)(b)	145	149,998
Private Export Funding Corp., Series GG, 2.45%, 07/15/24	200	197,100
Provident Funding Associates LP/PFG Finance Corp., 6.38%, 06/15/25 (Call 05/31/22)(b)	165	161,921
Raymond James Financial Inc.
3.75%, 04/01/51 (Call 10/01/50)	251	218,817
4.65%, 04/01/30 (Call 01/01/30)	277	280,305
4.95%, 07/15/46	689	712,247
REC Ltd.
2.25%, 09/01/26(d)	600	543,774
2.75%, 01/13/27(d)	200	183,236
3.38%, 07/25/24(d)	400	393,272
4.63%, 03/22/28(d)	600	592,032
4.75%, 05/19/23(d)	400	403,604
5.25%, 11/13/23(d)	400	407,928
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc.
2.88%, 10/15/26 (Call 10/15/23)(b)	635	561,111
3.63%, 03/01/29 (Call 03/01/24)(b)	455	389,293
3.88%, 03/01/31 (Call 03/01/26)(b)	745	628,862
4.00%, 10/15/33 (Call 10/15/27)(b)	485	389,373
Sarana Multi Infrastruktur Persero PT, 2.05%, 05/11/26(d)	200	178,416
Shinhan Card Co. Ltd.
1.38%, 10/19/25(d)	400	369,104
2.50%, 01/27/27(d)	200	185,630

Security	Par (000)	Value

Diversified Financial Services (continued)
Shriram Transport Finance Co. Ltd., 4.40%, 03/13/24(d).	$600	$573,408
SIHC International Capital Ltd., 4.35%, 09/26/23(d)	200	201,488
SLM Corp.
3.13%, 11/02/26 (Call 10/02/26)	315	288,102
4.20%, 10/29/25 (Call 09/29/25)	365	356,714
Soar Wise Ltd., 1.75%, 03/30/24(d)	400	382,312
Standard Life Aberdeen PLC, 4.25%, 06/30/28(d)	300	296,928
State Elite Global Ltd.
1.50%, 09/29/26(d)	600	549,552
1.95%, 10/24/24, (3 mo. LIBOR US + 0.770%)(a)(d)	600	599,766
Stifel Financial Corp.
4.00%, 05/15/30 (Call 02/15/30)	150	141,759
4.25%, 07/18/24	431	435,138
StoneX Group Inc., 8.63%, 06/15/25 (Call 06/15/22)(b)	235	245,587
Sumitomo Mitsui Finance & Leasing Co. Ltd., 2.51%, 01/22/25 (Call 12/22/24)(d)	600	575,580
Sunrise Cayman Ltd., 5.25%, 03/11/24(d)	500	499,750
SURA Asset Management SA, 4.38%, 04/11/27(d)	400	396,744
Synchrony Financial
2.88%, 10/28/31 (Call 07/28/31)	675	550,260
3.70%, 08/04/26 (Call 05/04/26)	255	245,672
3.95%, 12/01/27 (Call 09/01/27)	909	870,213
4.25%, 08/15/24 (Call 05/15/24)	886	885,273
4.38%, 03/19/24 (Call 02/19/24)	755	759,734
4.50%, 07/23/25 (Call 04/23/25)	1,125	1,129,759
5.15%, 03/19/29 (Call 12/19/28)	680	677,654
TMX Finance LLC/TitleMax Finance Corp., 11.13%, 04/01/23 (Call 05/31/22)(b)	195	192,457
Unifin Financiera SAB de CV, 9.88%, 01/28/29 (Call 01/28/25)(c)(d)	800	494,344
United Wholesale Mortgage LLC
5.50%, 11/15/25 (Call 11/15/22)(b)	480	441,739
5.50%, 04/15/29 (Call 04/15/24)(b)(c)	465	386,968
5.75%, 06/15/27 (Call 06/15/24)(b)	295	255,942
USAA Capital Corp.
0.50%, 05/01/24(b)	280	266,815
1.50%, 05/01/23(b)	135	133,151
Vertex Capital Investment Ltd., 4.75%, 04/03/24(d)	400	405,988
Visa Inc.
0.75%, 08/15/27 (Call 06/15/27)	308	271,099
1.10%, 02/15/31 (Call 11/15/30)	595	479,034
1.90%, 04/15/27 (Call 02/15/27)	838	779,893
2.00%, 08/15/50 (Call 02/15/50)	1,195	809,828
2.05%, 04/15/30 (Call 01/15/30)	612	541,675
2.70%, 04/15/40 (Call 10/15/39)	820	672,490
2.75%, 09/15/27 (Call 06/15/27)	461	446,986
3.15%, 12/14/25 (Call 09/14/25)	1,669	1,658,519
3.65%, 09/15/47 (Call 03/15/47)	733	667,587
4.15%, 12/14/35 (Call 06/14/35)	1,090	1,097,477
4.30%, 12/14/45 (Call 06/14/45)	2,097	2,106,038
VistaJet Malta Finance PLC/XO Management Holding Inc.
6.38%, 02/01/30 (Call 02/01/25)(b)	620	543,108
7.88%, 05/01/27 (Call 04/26/24)(b)	350	329,595
Western Union Co. (The)
1.35%, 03/15/26 (Call 02/15/26)	657	595,111
2.75%, 03/15/31 (Call 12/15/30)	595	506,886
2.85%, 01/10/25 (Call 12/10/24)	497	482,363
4.25%, 06/09/23 (Call 05/09/23)	135	136,083
6.20%, 11/17/36	530	550,177

48	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
World Acceptance Corp., 7.00%, 11/01/26 (Call 11/01/23)(b)	$177	$153,778
Xingsheng BVI Co. Ltd., 1.38%, 08/25/24 (Call 07/25/24)(d)	200	189,164
XP Inc., 3.25%, 07/01/26 (Call 06/01/26)(d)	400	367,264

		261,004,431

Electric — 2.2%
Abu Dhabi National Energy Co. PJSC
2.00%, 04/29/28 (Call 01/29/28)(d)	600	538,542
3.40%, 04/29/51 (Call 10/29/50)(d)	600	519,216
3.88%, 05/06/24(d)	200	202,136
4.00%, 10/03/49(d)	200	192,628
4.38%, 04/23/25(d)	1,200	1,223,748
4.38%, 06/22/26(d)	800	823,776
4.88%, 04/23/30(d)	800	852,848
6.50%, 10/27/36(b)	380	471,778
Acwa Power Management And Investments One Ltd., 5.95%, 12/15/39(d)	399	424,380
Adani Electricity Mumbai Ltd.
3.87%, 07/22/31 (Call 01/22/31)(d)	200	166,310
3.95%, 02/12/30(d)	600	516,108
Adani Green Energy Ltd., 4.38%, 09/08/24(d)	600	574,392
Adani Transmission Ltd.
4.00%, 08/03/26(d)	400	382,700
4.25%, 05/21/36(d)	272	239,827
AEP Texas Inc.
3.45%, 05/15/51 (Call 11/15/50)	70	55,129
3.80%, 10/01/47 (Call 04/01/47)	335	282,191
3.95%, 06/01/28 (Call 03/01/28)	50	49,420
Series G, 4.15%, 05/01/49 (Call 11/01/48)	510	453,834
Series H, 3.45%, 01/15/50 (Call 07/15/49)	567	449,478
Series I, 2.10%, 07/01/30 (Call 04/01/30)	365	308,524
AEP Transmission Co. LLC
3.10%, 12/01/26 (Call 09/01/26)	105	102,550
3.15%, 09/15/49 (Call 03/15/49)	275	214,684
3.75%, 12/01/47 (Call 06/01/47)	397	347,963
3.80%, 06/15/49 (Call 12/15/48)	120	106,294
4.00%, 12/01/46 (Call 06/01/46)	60	55,253
4.25%, 09/15/48 (Call 03/15/48)	245	232,561
Series M, 3.65%, 04/01/50 (Call 10/01/49)	430	366,867
Series N, 2.75%, 08/15/51 (Call 02/15/51)	100	73,347
AES Andes SA., 7.13%, 03/26/79 (Call 04/07/24)(a)(d)	400	389,576
AES Corp. (The)
1.38%, 01/15/26 (Call 12/15/25)	1,485	1,335,861
2.45%, 01/15/31 (Call 10/15/30)	140	116,046
3.30%, 07/15/25 (Call 06/15/25)(b)	802	776,785
3.95%, 07/15/30 (Call 04/15/30)(b)	847	797,163
AES Panama Generation Holdings SRL, 4.38%, 05/31/30 (Call 02/28/30)(d)	800	711,872
Alabama Power Co.
3.00%, 03/15/52 (Call 09/15/51)	200	152,198
3.13%, 07/15/51 (Call 01/15/51)	380	297,426
3.45%, 10/01/49 (Call 04/01/49)	613	505,694
3.75%, 03/01/45 (Call 09/01/44)	616	530,789
3.85%, 12/01/42	139	123,809
4.15%, 08/15/44 (Call 02/15/44)	184	168,515
4.30%, 01/02/46 (Call 07/02/45)	280	266,221
6.00%, 03/01/39	190	216,155
6.13%, 05/15/38	65	74,666
Series 13-A, 3.55%, 12/01/23	60	60,453

Security	Par (000)	Value

Electric (continued)
Series 20-A, 1.45%, 09/15/30 (Call 06/15/30)	$505	$415,645
Series A, 4.30%, 07/15/48 (Call 01/15/48)	423	396,076
Series B, 3.70%, 12/01/47 (Call 06/01/47)	387	335,227
Alexander Funding Trust, 1.84%, 11/15/23(b)	20	19,130
Alfa Desarrollo SpA, 4.55%, 09/27/51 (Call 03/27/51)(d)	798	626,233
Algonquin Power & Utilities Corp., 4.75%, 01/18/82 (Call 01/18/27)(a)	440	400,915
Alliant Energy Finance LLC
3.60%, 03/01/32 (Call 12/01/31)(b)	700	645,414
3.75%, 06/15/23 (Call 05/15/23)(b)	285	286,109
4.25%, 06/15/28 (Call 03/15/28)(b)	435	433,691
Ameren Corp.
1.95%, 03/15/27 (Call 02/15/27)	500	456,510
2.50%, 09/15/24 (Call 08/15/24)	496	483,798
3.50%, 01/15/31 (Call 10/15/30)	290	271,559
3.65%, 02/15/26 (Call 11/15/25)	340	336,114
Ameren Illinois Co.
1.55%, 11/15/30 (Call 08/15/30)	275	226,839
2.90%, 06/15/51 (Call 12/15/50)	100	77,464
3.25%, 03/01/25 (Call 12/01/24)	117	116,395
3.25%, 03/15/50 (Call 09/15/49)	811	663,268
3.70%, 12/01/47 (Call 06/01/47)	272	241,386
4.15%, 03/15/46 (Call 09/15/45)	380	363,614
4.50%, 03/15/49 (Call 09/15/48)	145	145,877
American Electric Power Co. Inc.
2.03%, 03/15/24	380	369,987
2.30%, 03/01/30 (Call 12/01/29)	374	323,140
3.20%, 11/13/27 (Call 08/13/27)	455	434,470
3.25%, 03/01/50 (Call 09/01/49)	285	217,643
3.88%, 02/15/62 (Call 11/15/26)(a)	405	361,203
Series J, 4.30%, 12/01/28 (Call 09/01/28)	755	750,077
Series M, 0.75%, 11/01/23 (Call 05/31/22)	130	125,304
American Transmission Systems Inc., 5.00%, 09/01/44 (Call 03/01/44)(b)	190	193,416
Appalachian Power Co.
3.40%, 06/01/25 (Call 03/01/25)	74	73,614
4.40%, 05/15/44 (Call 11/15/43)	360	331,337
4.45%, 06/01/45 (Call 12/01/44)	75	69,306
7.00%, 04/01/38	160	191,757
Series AA, 2.70%, 04/01/31 (Call 01/01/31)	270	236,002
Series Y, 4.50%, 03/01/49 (Call 09/01/48)	65	60,986
Series Z, 3.70%, 05/01/50 (Call 11/01/49)	180	150,579
Arizona Public Service Co.
2.20%, 12/15/31 (Call 09/15/31)	210	174,229
2.60%, 08/15/29 (Call 05/15/29)	579	517,817
2.65%, 09/15/50 (Call 03/15/50)	60	41,044
2.95%, 09/15/27 (Call 06/15/27)	310	295,802
3.15%, 05/15/25 (Call 02/15/25)	210	206,323
3.35%, 05/15/50 (Call 11/15/49)	475	369,236
3.50%, 12/01/49 (Call 06/01/49)	410	327,287
3.75%, 05/15/46 (Call 11/15/45)	115	97,575
4.20%, 08/15/48 (Call 02/15/48)	379	341,975
4.25%, 03/01/49 (Call 09/01/48)	220	201,258
4.35%, 11/15/45 (Call 05/15/45)	275	250,874
4.50%, 04/01/42 (Call 10/01/41)	118	111,940
5.05%, 09/01/41 (Call 03/01/41)	397	393,284
Atlantic City Electric Co.
2.30%, 03/15/31 (Call 12/15/30)	215	186,386
4.00%, 10/15/28 (Call 07/15/28)	240	238,805

S C H E D U L E O F I N V E S T M E N T S	49

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Ausgrid Finance Pty Ltd.
3.85%, 05/01/23 (Call 02/01/23)(b)	$250	$250,585
4.35%, 08/01/28 (Call 05/01/28)(b)	240	237,490
Avangrid Inc.
3.15%, 12/01/24 (Call 10/01/24)	578	570,567
3.20%, 04/15/25 (Call 03/15/25)	453	445,675
3.80%, 06/01/29 (Call 03/01/29)	542	525,919
Avista Corp., 4.35%, 06/01/48 (Call 12/01/47)	145	141,332
Baltimore Gas & Electric Co.
2.25%, 06/15/31 (Call 03/15/31)	495	425,725
2.90%, 06/15/50 (Call 12/15/49)	460	350,939
3.20%, 09/15/49 (Call 03/15/49)	381	305,604
3.35%, 07/01/23 (Call 04/01/23)	295	295,292
3.50%, 08/15/46 (Call 02/15/46)	330	281,553
3.75%, 08/15/47 (Call 02/15/47)	419	372,449
4.25%, 09/15/48 (Call 03/15/48)	35	33,393
6.35%, 10/01/36	70	82,968
Basin Electric Power Cooperative, 4.75%, 04/26/47 (Call 10/26/46)(b)	268	236,156
Berkshire Hathaway Energy Co.
1.65%, 05/15/31 (Call 02/15/31)	727	596,474
2.85%, 05/15/51 (Call 11/15/50)	800	584,616
3.25%, 04/15/28 (Call 01/15/28)	890	854,533
3.50%, 02/01/25 (Call 11/01/24)	405	405,790
3.70%, 07/15/30 (Call 04/15/30)	710	689,147
3.75%, 11/15/23 (Call 08/15/23)(c)	567	572,971
3.80%, 07/15/48 (Call 01/15/48)	550	478,043
4.05%, 04/15/25 (Call 03/15/25)	845	857,405
4.25%, 10/15/50 (Call 04/15/50)	596	559,751
4.45%, 01/15/49 (Call 07/15/48)	535	513,755
4.50%, 02/01/45 (Call 08/01/44)	565	538,326
4.60%, 05/01/53 (Call 11/01/52)(b)	300	293,952
5.15%, 11/15/43 (Call 05/15/43)	730	748,724
5.95%, 05/15/37	15	16,831
6.13%, 04/01/36	1,182	1,345,601
Black Hills Corp.
2.50%, 06/15/30 (Call 03/15/30)	257	221,645
3.05%, 10/15/29 (Call 07/15/29)	352	320,454
3.88%, 10/15/49 (Call 04/15/49)	286	244,573
4.20%, 09/15/46 (Call 03/15/46)	109	98,036
4.25%, 11/30/23 (Call 08/30/23)	80	80,860
4.35%, 05/01/33 (Call 02/01/33)	300	290,601
Calpine Corp.
3.75%, 03/01/31 (Call 03/01/26)(b)	500	422,575
4.50%, 02/15/28 (Call 02/15/23)(b)	720	667,814
4.63%, 02/01/29 (Call 02/01/24)(b)	350	305,928
5.00%, 02/01/31 (Call 02/01/26)(b)	622	530,634
5.13%, 03/15/28 (Call 03/15/23)(b)	832	755,789
5.25%, 06/01/26 (Call 05/31/22)(b)	236	233,845
Castle Peak Power Finance Co. Ltd.
2.13%, 03/03/31(d)	400	340,660
3.25%, 07/25/27(d)	200	194,002
Cemig Geracao e Transmissao SA, 9.25%, 12/05/24 (Call 12/05/23)(d)	400	431,344
CenterPoint Energy Houston Electric LLC
3.00%, 03/01/32 (Call 12/01/31)	55	50,668
3.55%, 08/01/42 (Call 02/01/42)	130	116,509
3.60%, 03/01/52 (Call 09/01/51)	40	35,415
3.95%, 03/01/48 (Call 09/01/47)	268	252,480
4.50%, 04/01/44 (Call 10/01/43)	185	184,841

Security	Par (000)	Value

Electric (continued)
Series AA, 3.00%, 02/01/27 (Call 11/01/26)	$65	$63,099
Series AC, 4.25%, 02/01/49 (Call 08/01/48)	275	269,665
Series AD, 2.90%, 07/01/50 (Call 01/01/50)	755	597,598
Series K2, 6.95%, 03/15/33	3	3,637
Series Z, 2.40%, 09/01/26 (Call 06/01/26)	53	50,472
CenterPoint Energy Inc.
1.45%, 06/01/26 (Call 05/01/26)	396	360,158
2.50%, 09/01/24 (Call 08/01/24)	495	482,526
2.65%, 06/01/31 (Call 03/01/31)	225	195,858
2.95%, 03/01/30 (Call 12/01/29)	175	158,527
3.70%, 09/01/49 (Call 03/01/49)	466	390,517
4.25%, 11/01/28 (Call 08/01/28)	104	103,612
Centrais Eletricas Brasileiras SA
3.63%, 02/04/25(c)(d)	200	193,500
4.63%, 02/04/30(d)	600	548,010
CGNPC International Ltd.
2.75%, 07/02/24(d)	400	393,048
3.88%, 09/11/23(d)	800	805,992
Chile Electricity PEC SpA,0.00% 01/25/28(d)(h)	200	153,794
China Clean Energy Development Ltd. 4.00%, 11/05/25(d)	400	399,400
China Huadian Overseas Development 2018 Ltd., 3.38%, (Call 06/23/25)(a)(d)(e)	1,000	988,710
China Huaneng Group Hong Kong Treasury Management Holding Ltd.
1.60%, 01/20/26(d)	400	372,016
2.60%, 12/10/24(d)	200	195,662
2.85%, (Call 12/09/23)(a)(d)(e)	800	790,248
3.00%, 12/10/29(d)	200	186,202
3.08%, (Call 12/09/25)(a)(d)(e)	600	581,988
China Southern Power Grid International Finance BVI 2018 Co. Ltd., 4.25%, 09/18/28(d)	800	814,248
China Southern Power Grid International Finance BVI Co. Ltd., 3.50%, 05/08/27(d)	400	394,836
Chugoku Electric Power Co. Inc. (The)
2.40%, 08/27/24(d)	400	389,016
3.49%, 02/28/24(d)	200	199,752
Cikarang Listrindo Tbk PT, 4.95%, 09/14/26 (Call 05/31/22)(d)	200	195,752
Clearway Energy Operating LLC
3.75%, 02/15/31 (Call 02/15/26)(b)	490	421,351
3.75%, 01/15/32 (Call 01/15/27)(b)	265	225,711
4.75%, 03/15/28 (Call 03/15/23)(b)	436	414,767
Cleco Corporate Holdings LLC
3.74%, 05/01/26 (Call 02/01/26)	627	620,304
4.97%, 05/01/46 (Call 11/01/45)	195	188,222
Cleveland Electric Illuminating Co. (The)
3.50%, 04/01/28 (Call 01/01/28)(b)	565	535,541
4.55%, 11/15/30 (Call 08/15/30)(b)	695	698,239
5.50%, 08/15/24	135	140,500
5.95%, 12/15/36	205	220,836
CLP Power Hong Kong Financing Ltd.
2.13%, 06/30/30(d)	600	518,580
2.25%, 07/21/31(d)	800	680,648
3.38%, 10/26/27(d)	200	195,248
CMS Energy Corp.
3.00%, 05/15/26 (Call 02/15/26)	35	33,877
3.45%, 08/15/27 (Call 05/15/27)	136	133,030
3.75%, 12/01/50 (Call 09/01/30)(a)	337	285,297
4.75%, 06/01/50 (Call 03/01/30)(a)	309	296,983

50	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
4.88%, 03/01/44 (Call 09/01/43)	$102	$101,703
Colbun SA
3.15%, 03/06/30 (Call 12/06/29)(d)	600	524,460
3.95%, 10/11/27 (Call 07/11/27)(d)	400	388,980
Cometa Energia SA de CV, 6.38%, 04/24/35 (Call 01/24/35)(c)(d)	350	353,448
Comision Federal de Electricidad
3.35%, 02/09/31 (Call 11/09/30)(d)	1,400	1,122,660
3.88%, 07/26/33 (Call 04/26/33)(d)	400	320,260
4.68%, 02/09/51 (Call 08/09/50)(d)	800	569,728
4.75%, 02/23/27(d)	600	595,368
4.88%, 01/15/24(d)	400	401,052
5.75%, 02/14/42(d)	400	346,700
6.13%, 06/16/45(d)	600	554,856
Commonwealth Edison Co.
2.20%, 03/01/30 (Call 12/01/29)	552	483,182
2.55%, 06/15/26 (Call 03/15/26)	497	477,890
3.00%, 03/01/50 (Call 09/01/49)	212	166,183
3.15%, 03/15/32 (Call 12/15/31)	240	222,641
3.65%, 06/15/46 (Call 12/15/45)	154	136,295
3.70%, 08/15/28 (Call 05/15/28)	635	624,992
3.70%, 03/01/45 (Call 09/01/44)	237	210,539
3.80%, 10/01/42 (Call 04/01/42)	30	26,927
4.00%, 03/01/48 (Call 09/01/47)	345	320,864
4.00%, 03/01/49 (Call 09/01/48)	385	357,014
4.35%, 11/15/45 (Call 05/15/45)	186	178,039
4.60%, 08/15/43 (Call 02/15/43)	215	215,823
4.70%, 01/15/44 (Call 07/15/43)	113	114,515
5.90%, 03/15/36	105	120,233
6.45%, 01/15/38	258	312,972
Series 122, 2.95%, 08/15/27 (Call 05/15/27)	175	167,641
Series 123, 3.75%, 08/15/47 (Call 02/15/47)	782	686,463
Series 127, 3.20%, 11/15/49 (Call 05/15/49)	175	141,297
Series 130, 3.13%, 03/15/51 (Call 09/15/50)	385	309,555
Series 131, 2.75%, 09/01/51 (Call 03/01/51)	545	406,238
Connecticut Light & Power Co. (The)
4.00%, 04/01/48 (Call 10/01/47)	282	264,147
4.30%, 04/15/44 (Call 10/15/43)	295	284,976
Series A, 0.75%, 12/01/25 (Call 11/01/25)	410	370,197
Series A, 2.05%, 07/01/31 (Call 04/01/31)	360	307,850
Series A, 3.20%, 03/15/27 (Call 12/15/26)	93	91,203
Series A, 4.15%, 06/01/45 (Call 12/01/44)	83	79,467
Consolidated Edison Co. of New York Inc.
2.40%, 06/15/31 (Call 03/15/31)	360	312,080
3.60%, 06/15/61 (Call 12/15/60)	615	495,161
3.70%, 11/15/59 (Call 05/15/59)	207	168,624
3.80%, 05/15/28 (Call 02/15/28)	65	64,476
3.85%, 06/15/46 (Call 12/15/45)	269	229,591
3.95%, 03/01/43 (Call 09/01/42)	625	557,737
4.45%, 03/15/44 (Call 09/15/43)	640	607,059
4.50%, 12/01/45 (Call 06/01/45)	291	275,132
4.50%, 05/15/58 (Call 11/15/57)	346	325,953
4.63%, 12/01/54 (Call 06/01/54)	212	204,126
5.70%, 06/15/40	203	220,722
Series 06-A, 5.85%, 03/15/36	301	332,731
Series 06-B, 6.20%, 06/15/36	360	413,960
Series 07-A, 6.30%, 08/15/37	50	57,297
Series 08-B, 6.75%, 04/01/38	457	554,396
Series 09-C, 5.50%, 12/01/39	135	144,883
Series 12-A, 4.20%, 03/15/42	45	40,905

Security	Par (000)	Value

Electric (continued)
Series 2017, 3.88%, 06/15/47 (Call 12/15/46)	$739	$641,371
Series 20A, 3.35%, 04/01/30 (Call 01/01/30)	45	42,527
Series 20B, 3.95%, 04/01/50 (Call 10/01/49)	732	663,382
Series A, 4.13%, 05/15/49 (Call 11/15/48)	430	393,927
Series B, 3.13%, 11/15/27 (Call 08/15/27)	35	33,529
Series C, 3.00%, 12/01/60 (Call 06/01/60)	292	209,770
Series C, 4.00%, 11/15/57 (Call 05/15/57)	560	480,267
Series C, 4.30%, 12/01/56 (Call 06/01/56)	495	446,886
Series D, 4.00%, 12/01/28 (Call 09/01/28)	100	100,138
Series E, 4.65%, 12/01/48 (Call 06/01/48)	680	661,368
Consorcio Transmantaro SA, 4.70%, 04/16/34(d)	600	562,944
Constellation Energy Generation LLC
3.25%, 06/01/25 (Call 05/01/25)	270	264,581
5.60%, 06/15/42 (Call 12/15/41)	550	539,561
Consumers Energy Co.
2.50%, 05/01/60 (Call 11/01/59)	610	410,280
2.65%, 08/15/52 (Call 02/15/52)	80	58,862
3.10%, 08/15/50 (Call 02/15/50)	562	450,668
3.25%, 08/15/46 (Call 02/15/46)	65	54,430
3.38%, 08/15/23 (Call 05/15/23)	25	25,109
3.50%, 08/01/51 (Call 02/01/51)	220	189,629
3.75%, 02/15/50 (Call 08/15/49)	255	229,370
3.80%, 11/15/28 (Call 08/15/28)	55	54,643
3.95%, 05/15/43 (Call 11/15/42)	41	38,179
3.95%, 07/15/47 (Call 01/15/47)	425	396,576
4.05%, 05/15/48 (Call 11/15/47)	490	464,393
4.35%, 04/15/49 (Call 10/15/48)	195	193,573
Dayton Power & Light Co. (The), 3.95%, 06/15/49 (Call 12/15/48)	566	514,511
Delmarva Power & Light Co.
3.50%, 11/15/23 (Call 08/15/23)	214	215,194
4.15%, 05/15/45 (Call 11/15/44)	300	275,052
Dominion Energy Inc.
3.07%, 08/15/24(f)	877	861,547
3.90%, 10/01/25 (Call 07/01/25)	307	308,710
4.25%, 06/01/28 (Call 03/01/28)	524	523,549
4.70%, 12/01/44 (Call 06/01/44)	330	321,489
5.75%, 10/01/54 (Call 10/01/24), (3 mo. LIBOR US + 3.057%)(a)	55	54,858
7.00%, 06/15/38	359	436,835
Series A, 1.45%, 04/15/26 (Call 03/15/26)	380	346,480
Series A, 3.30%, 03/15/25 (Call 02/15/25)	135	133,772
Series A, 4.60%, 03/15/49 (Call 09/15/48)	300	291,999
Series B, 3.30%, 04/15/41 (Call 10/15/40)	475	391,139
Series B, 3.60%, 03/15/27 (Call 01/15/27)	382	374,738
Series B, 5.95%, 06/15/35	195	212,057
Series C, 2.25%, 08/15/31 (Call 05/15/31)	325	273,682
Series C, 3.38%, 04/01/30 (Call 01/01/30)	969	897,507
Series C, 4.05%, 09/15/42 (Call 03/15/42)	581	519,867
Series C, 4.90%, 08/01/41 (Call 02/01/41)	302	302,553
Series D, 2.85%, 08/15/26 (Call 05/15/26)	944	906,655
Series E, 6.30%, 03/15/33	165	184,793
Series F, 5.25%, 08/01/33	340	356,762
Dominion Energy South Carolina Inc.
4.60%, 06/15/43 (Call 12/15/42)	119	115,071
5.10%, 06/01/65 (Call 12/01/64)	210	217,438
5.30%, 05/15/33	120	130,400
5.45%, 02/01/41 (Call 08/01/40)	165	178,434
6.05%, 01/15/38	129	148,663
6.63%, 02/01/32	266	314,630

S C H E D U L E O F I N V E S T M E N T S	51

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Series A, 2.30%, 12/01/31 (Call 09/01/31)	$110	$94,920
DPL Inc.
4.13%, 07/01/25 (Call 04/01/25)	227	220,989
4.35%, 04/15/29 (Call 01/15/29)	287	265,725
Drax Finco PLC, 6.63%, 11/01/25 (Call 05/10/22)(b)	300	302,649
DTE Electric Co.
2.25%, 03/01/30 (Call 12/01/29)	338	300,252
2.95%, 03/01/50 (Call 09/01/49)	352	276,489
3.38%, 03/01/25 (Call 12/01/24)	214	213,215
3.65%, 03/15/24 (Call 12/15/23)	260	262,647
3.70%, 03/15/45 (Call 09/15/44)	365	320,127
3.70%, 06/01/46 (Call 12/01/45)	223	200,502
3.75%, 08/15/47 (Call 02/15/47)	282	254,494
3.95%, 03/01/49 (Call 09/01/48)	252	233,249
4.30%, 07/01/44 (Call 01/01/44)	115	109,909
Series A, 1.90%, 04/01/28 (Call 02/01/28)	460	413,710
Series A, 3.00%, 03/01/32 (Call 12/01/31)	270	247,134
Series A, 4.00%, 04/01/43 (Call 10/01/42)	91	84,569
Series A, 4.05%, 05/15/48 (Call 11/15/47)	413	391,202
Series B, 3.25%, 04/01/51 (Call 10/01/50)	350	289,782
Series B, 3.65%, 03/01/52 (Call 09/01/51)	170	151,178
Series C, 2.63%, 03/01/31 (Call 12/01/30)	185	165,775
DTE Energy Co.
2.85%, 10/01/26 (Call 07/01/26)	273	260,562
2.95%, 03/01/30 (Call 12/01/29)	190	171,882
Series C, 2.53%, 10/01/24	437	425,389
Series C, 3.40%, 06/15/29 (Call 03/15/29)	231	216,112
Series F, 1.05%, 06/01/25 (Call 05/01/25)	737	678,865
Duke Energy Carolinas LLC
2.45%, 08/15/29 (Call 05/15/29)	750	680,565
2.45%, 02/01/30 (Call 11/01/29)	377	337,554
2.55%, 04/15/31 (Call 01/15/31)	425	377,557
2.85%, 03/15/32 (Call 12/15/31)	625	564,312
2.95%, 12/01/26 (Call 09/01/26)	608	590,690
3.20%, 08/15/49 (Call 02/15/49)	200	163,428
3.40%, 04/01/32 (Call 01/01/32)	300	283,656
3.45%, 04/15/51 (Call 10/15/50)	425	362,406
3.55%, 03/15/52 (Call 09/15/51)	330	285,097
3.70%, 12/01/47 (Call 06/01/47)	418	365,905
3.75%, 06/01/45 (Call 12/01/44)	341	298,702
3.88%, 03/15/46 (Call 09/15/45)	429	389,275
3.95%, 11/15/28 (Call 08/15/28)	490	490,127
3.95%, 03/15/48 (Call 09/15/47)	253	233,499
4.00%, 09/30/42 (Call 03/30/42)	400	365,288
4.25%, 12/15/41 (Call 06/15/41)	162	153,592
5.30%, 02/15/40	408	440,314
6.00%, 01/15/38	155	179,940
6.05%, 04/15/38	382	439,373
6.10%, 06/01/37	224	250,069
6.45%, 10/15/32	245	281,135
Series A, 6.00%, 12/01/28	245	269,262
Duke Energy Corp.
0.90%, 09/15/25 (Call 08/15/25)	525	478,984
2.45%, 06/01/30 (Call 03/01/30)	219	190,740
2.55%, 06/15/31 (Call 03/15/31)	910	776,002
2.65%, 09/01/26 (Call 06/01/26)	375	355,586
3.15%, 08/15/27 (Call 05/15/27)	462	442,402
3.25%, 01/15/82 (Call 01/15/27)(a)	430	363,556
3.30%, 06/15/41 (Call 12/15/40)	610	493,081
3.40%, 06/15/29 (Call 03/15/29)	85	80,290

Security	Par (000)	Value

Electric (continued)
3.50%, 06/15/51 (Call 12/15/50)	$800	$627,904
3.75%, 04/15/24 (Call 01/15/24)	1,085	1,092,476
3.75%, 09/01/46 (Call 03/01/46)	1,308	1,082,553
3.95%, 10/15/23 (Call 07/15/23)	248	249,932
3.95%, 08/15/47 (Call 02/15/47)	343	292,939
4.20%, 06/15/49 (Call 12/15/48)	362	318,028
4.80%, 12/15/45 (Call 06/15/45)	596	567,666
Duke Energy Florida LLC
1.75%, 06/15/30 (Call 03/15/30)	780	654,872
2.40%, 12/15/31 (Call 09/15/31)	855	743,175
2.50%, 12/01/29 (Call 09/01/29)	300	270,819
3.00%, 12/15/51 (Call 06/15/51)	490	382,269
3.20%, 01/15/27 (Call 10/15/26)	270	264,511
3.40%, 10/01/46 (Call 04/01/46)	125	104,489
3.80%, 07/15/28 (Call 04/15/28)	293	288,576
3.85%, 11/15/42 (Call 05/15/42)	227	202,007
4.20%, 07/15/48 (Call 01/15/48)	415	396,130
5.65%, 04/01/40	245	270,843
6.35%, 09/15/37	375	439,474
6.40%, 06/15/38	546	660,611
Duke Energy Florida Project Finance LLC, Series 2026, 2.54%, 09/01/31	219	209,294
Duke Energy Indiana LLC
2.75%, 04/01/50 (Call 10/01/49)	325	240,500
3.75%, 05/15/46 (Call 11/15/45)	213	189,129
6.12%, 10/15/35	11	12,182
6.35%, 08/15/38	320	372,400
6.45%, 04/01/39	95	112,665
Series WWW, 4.90%, 07/15/43 (Call 01/15/43)	155	158,272
Series YYY, 3.25%, 10/01/49 (Call 04/01/49)	306	248,864
Duke Energy Ohio Inc.
2.13%, 06/01/30 (Call 03/01/30)	528	454,032
3.65%, 02/01/29 (Call 11/01/28)	533	516,594
3.70%, 06/15/46 (Call 12/15/45)	30	26,184
3.80%, 09/01/23 (Call 06/01/23)	75	75,587
4.30%, 02/01/49 (Call 08/01/48)	310	299,451
Duke Energy Progress LLC
2.00%, 08/15/31 (Call 05/15/31)	155	131,299
2.50%, 08/15/50 (Call 02/15/50)	610	435,241
2.90%, 08/15/51 (Call 02/15/51)	100	76,366
3.25%, 08/15/25 (Call 05/15/25)	205	203,715
3.45%, 03/15/29 (Call 12/15/28)	410	395,334
3.60%, 09/15/47 (Call 03/15/47)	542	468,808
3.70%, 09/01/28 (Call 06/01/28)	45	44,298
3.70%, 10/15/46 (Call 04/15/46)	450	401,827
4.00%, 04/01/52 (Call 10/01/51)	125	116,713
4.10%, 05/15/42 (Call 11/15/41)	153	143,488
4.10%, 03/15/43 (Call 09/15/42)	215	201,653
4.15%, 12/01/44 (Call 06/01/44)	207	193,268
4.20%, 08/15/45 (Call 02/15/45)	254	238,902
4.38%, 03/30/44 (Call 09/30/43)	51	49,631
6.30%, 04/01/38	30	35,446
Duquesne Light Holdings Inc.
2.53%, 10/01/30 (Call 07/01/30)(b)	165	139,324
2.78%, 01/07/32 (Call 10/07/31)(b)	135	115,061
3.62%, 08/01/27 (Call 05/01/27)(b)	123	117,769
E.ON International Finance BV, 6.65%, 04/30/38(b)	205	236,730
Edison International
3.55%, 11/15/24 (Call 10/15/24)	955	944,428
4.13%, 03/15/28 (Call 12/15/27)	190	183,067

52	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
4.95%, 04/15/25 (Call 03/15/25)	$641	$652,557
5.75%, 06/15/27 (Call 04/15/27)	227	235,719
EDP Finance BV
1.71%, 01/24/28(b)	285	246,035
3.63%, 07/15/24(b)	514	509,497
El Paso Electric Co.
5.00%, 12/01/44 (Call 06/01/44)	114	113,795
6.00%, 05/15/35	440	482,592
Electricite de France SA
3.63%, 10/13/25 (Call 07/13/25)(b)	1,605	1,594,937
4.50%, 09/21/28 (Call 06/21/28)(b)	1,407	1,388,231
4.50%, 12/04/69(d)	800	676,360
4.75%, 10/13/35 (Call 04/13/35)(b)	690	672,557
4.88%, 09/21/38 (Call 03/21/38)(b)	355	339,696
4.88%, 01/22/44(b)	595	553,796
4.95%, 10/13/45 (Call 04/13/45)(b)	1,243	1,147,003
5.00%, 09/21/48 (Call 03/21/48)(b)	598	566,360
5.25%, 10/13/55 (Call 04/13/55)(b)	250	243,097
5.60%, 01/27/40(b)	655	666,404
6.00%, 01/22/2114(b)	432	429,525
6.95%, 01/26/39(b)	689	807,074
Emera U.S. Finance LP
0.83%, 06/15/24	450	422,356
2.64%, 06/15/31 (Call 03/15/31)	800	677,992
3.55%, 06/15/26 (Call 03/15/26)	910	888,014
4.75%, 06/15/46 (Call 12/15/45)	762	714,482
Emirates Semb Corp. Water & Power Co. PJSC, 4.45%, 08/01/35(b)	200	199,764
Empresa de Transmision Electrica SA, 5.13%, 05/02/49(d)	400	374,756
Empresas Publicas de Medellin ESP
4.25%, 07/18/29 (Call 04/18/29)(d)	400	336,256
4.38%, 02/15/31 (Call 11/15/30)(d)	400	330,124
Enel Americas SA, 4.00%, 10/25/26 (Call 07/25/26)	977	961,612
Enel Chile SA, 4.88%, 06/12/28 (Call 03/12/28)	759	746,310
Enel Finance International NV
1.38%, 07/12/26 (Call 06/12/26)(b)	663	594,313
1.88%, 07/12/28 (Call 05/12/28)(b)	515	449,945
2.25%, 07/12/31 (Call 04/12/31)(b)	515	428,624
2.65%, 09/10/24(b)	970	946,410
2.88%, 07/12/41 (Call 01/12/41)(b)	735	546,164
3.50%, 04/06/28(b)	1,070	1,032,924
3.63%, 05/25/27(b)(c)	250	245,057
4.75%, 05/25/47(b)	691	668,757
6.00%, 10/07/39(b)	1,110	1,219,302
6.80%, 09/15/37(b)	545	647,574
Enel Generacion Chile SA, 4.25%, 04/15/24 (Call 01/15/24)	532	532,037
EnfraGen Energia Sur SA/EnfraGen Spain SA/Prime
Energia SpA, 5.38%, 12/30/30 (Call 12/30/25)(b)	480	346,272
Engie Energia Chile SA
3.40%, 01/28/30 (Call 10/28/29)(d)	400	355,444
4.50%, 01/29/25(d)	200	202,196
Entergy Arkansas LLC
2.65%, 06/15/51 (Call 12/15/50)	257	186,081
3.35%, 06/15/52 (Call 12/15/51)	440	365,825
3.50%, 04/01/26 (Call 01/01/26)	319	316,898
3.70%, 06/01/24 (Call 03/01/24)	100	100,845
4.00%, 06/01/28 (Call 03/01/28)	400	397,680
4.20%, 04/01/49 (Call 10/01/48)	230	221,242

Security	Par (000)	Value

Electric (continued)
Entergy Corp.
0.90%, 09/15/25 (Call 08/15/25)	$560	$506,934
1.90%, 06/15/28 (Call 04/15/28)	585	508,780
2.40%, 06/15/31 (Call 03/05/31)	880	735,944
2.80%, 06/15/30 (Call 03/15/30)	512	450,161
2.95%, 09/01/26 (Call 06/01/26)	1,285	1,238,444
3.75%, 06/15/50 (Call 12/15/49)	170	141,127
Entergy Louisiana LLC
1.60%, 12/15/30 (Call 09/15/30)	440	359,995
2.35%, 06/15/32 (Call 03/15/32)	230	195,990
2.40%, 10/01/26 (Call 07/01/26)	300	282,531
2.90%, 03/15/51 (Call 09/15/50)	374	287,505
3.05%, 06/01/31 (Call 03/01/31)	513	471,190
3.12%, 09/01/27 (Call 06/01/27)	150	143,940
3.25%, 04/01/28 (Call 01/01/28)	528	506,373
4.00%, 03/15/33 (Call 12/15/32)	770	756,202
4.20%, 09/01/48 (Call 03/01/48)	471	448,227
4.20%, 04/01/50 (Call 10/01/49)	275	261,514
4.95%, 01/15/45 (Call 01/15/25)	135	135,744
5.40%, 11/01/24	50	52,159
Entergy Mississippi LLC
2.85%, 06/01/28 (Call 03/01/28)	150	139,967
3.50%, 06/01/51 (Call 03/01/51)	70	59,325
3.85%, 06/01/49 (Call 12/01/48)	325	293,017
Entergy Texas Inc.
1.75%, 03/15/31 (Call 12/15/30)(c)	94	77,651
3.55%, 09/30/49 (Call 03/30/49)	420	349,381
4.00%, 03/30/29 (Call 12/30/28)	326	319,773
4.50%, 03/30/39 (Call 09/30/38)	310	300,790
Eskom Holdings SOC Ltd.
6.35%, 08/10/28(d)	1,040	1,025,346
6.75%, 08/06/23(d)	600	585,930
7.13%, 02/11/25(d)	600	572,772
8.45%, 08/10/28(d)	200	192,922
Evergy Inc.
2.45%, 09/15/24 (Call 08/15/24)	661	640,185
2.90%, 09/15/29 (Call 06/15/29)	485	442,116
Evergy Kansas Central Inc.
2.55%, 07/01/26 (Call 04/01/26)	10	9,545
3.10%, 04/01/27 (Call 01/01/27)	200	194,612
3.25%, 09/01/49 (Call 03/01/49)	129	103,013
3.45%, 04/15/50 (Call 10/15/49)	125	103,420
4.10%, 04/01/43 (Call 10/01/42)	174	160,190
4.13%, 03/01/42 (Call 09/01/41)	33	30,345
4.25%, 12/01/45 (Call 06/01/45)	358	332,976
Evergy Metro Inc.
3.65%, 08/15/25 (Call 05/15/25)	150	150,149
4.20%, 06/15/47 (Call 12/15/46)	291	274,480
4.20%, 03/15/48 (Call 09/15/47)	120	113,651
5.30%, 10/01/41 (Call 04/01/41)	250	269,120
Series 2019, 4.13%, 04/01/49 (Call 10/01/48)	714	666,598
Series 2020, 2.25%, 06/01/30 (Call 03/01/30)	30	26,300
Eversource Energy
2.55%, 03/15/31 (Call 12/15/30)	445	382,500
2.90%, 03/01/27 (Call 02/01/27)	300	285,465
3.38%, 03/01/32 (Call 12/01/31)	300	272,466
3.45%, 01/15/50 (Call 07/15/49)	681	541,667
Series H, 3.15%, 01/15/25 (Call 10/15/24)	405	398,820
Series L, 2.90%, 10/01/24 (Call 08/01/24)	630	619,825
Series M, 3.30%, 01/15/28 (Call 10/15/27)	192	183,084

S C H E D U L E O F I N V E S T M E N T S	53

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Series N, 3.80%, 12/01/23 (Call 11/01/23)	$453	$457,340
Series O, 4.25%, 04/01/29 (Call 01/01/29)	345	344,182
Series Q, 0.80%, 08/15/25 (Call 07/15/25)	605	550,828
Series R, 1.65%, 08/15/30 (Call 05/15/30)	735	590,852
Series U, 1.40%, 08/15/26 (Call 07/15/26)	400	362,360
Exelon Corp.
2.75%, 03/15/27 (Call 02/15/27)(b)	150	142,010
3.40%, 04/15/26 (Call 01/15/26)	626	612,028
3.95%, 06/15/25 (Call 03/15/25)	387	388,861
4.05%, 04/15/30 (Call 01/15/30)	790	772,802
4.10%, 03/15/52 (Call 09/15/51)(b)	345	307,423
4.45%, 04/15/46 (Call 10/15/45)	800	751,656
4.70%, 04/15/50 (Call 10/15/49)	367	358,287
4.95%, 06/15/35 (Call 12/15/34)	218	217,246
5.10%, 06/15/45 (Call 12/15/44)	224	226,923
5.63%, 06/15/35	75	79,427
Exelon Generation Co. LLC
5.75%, 10/01/41 (Call 04/01/41)	280	277,242
6.25%, 10/01/39	985	1,029,719
FEL Energy VI Sarl, 5.75%, 12/01/40(d)	579	495,979
Fells Point Funding Trust, 3.05%, 01/31/27 (Call 12/31/26)(b)	180	169,112
FirstEnergy Corp.
2.05%, 03/01/25 (Call 02/01/25)	255	240,475
2.65%, 03/01/30 (Call 12/01/29)	352	299,105
Series A, 1.60%, 01/15/26 (Call 12/15/25)	421	381,114
Series B, 2.25%, 09/01/30 (Call 06/01/30)	430	359,046
Series B, 4.15%, 07/15/27 (Call 04/15/27)	879	852,920
Series C, 3.40%, 03/01/50 (Call 09/01/49)	555	413,336
Series C, 5.35%, 07/15/47 (Call 01/15/47)	615	574,711
Series C, 7.38%, 11/15/31	908	1,043,900
FirstEnergy Transmission LLC
2.87%, 09/15/28 (Call 07/15/28)(b)	310	276,353
4.35%, 01/15/25 (Call 10/15/24)(b)	401	399,961
4.55%, 04/01/49 (Call 10/01/48)(b)	323	278,213
5.45%, 07/15/44 (Call 01/15/44)(b)	285	280,001
Florida Power & Light Co.
2.45%, 02/03/32 (Call 11/03/31)	50	44,041
2.75%, 06/01/23 (Call 12/01/22)	85	85,136
2.85%, 04/01/25 (Call 03/01/25)	1,210	1,192,056
2.88%, 12/04/51 (Call 06/04/51)	500	391,610
3.13%, 12/01/25 (Call 06/01/25)	870	863,927
3.15%, 10/01/49 (Call 04/01/49)	389	322,162
3.25%, 06/01/24 (Call 12/01/23)	205	205,771
3.70%, 12/01/47 (Call 06/01/47)	642	585,594
3.95%, 03/01/48 (Call 09/01/47)	772	730,675
3.99%, 03/01/49 (Call 09/01/48)	540	513,578
4.05%, 06/01/42 (Call 12/01/41)	275	262,185
4.05%, 10/01/44 (Call 04/01/44)	105	99,453
4.13%, 02/01/42 (Call 08/01/41)	254	245,745
4.13%, 06/01/48 (Call 12/01/47)	325	313,043
4.95%, 06/01/35	568	600,444
5.63%, 04/01/34	260	295,305
5.65%, 02/01/37	75	84,012
5.69%, 03/01/40	130	148,642
5.95%, 02/01/38	394	459,896
5.96%, 04/01/39	386	451,276
Fortis Inc./Canada, 3.06%, 10/04/26 (Call 07/04/26)	609	584,262
Georgia Power Co.
3.25%, 03/30/27 (Call 12/30/26)	10	9,664

Security	Par (000)	Value

Electric (continued)
4.30%, 03/15/42	$936	$853,557
4.30%, 03/15/43	330	300,947
Series 10-C, 4.75%, 09/01/40	265	254,562
Series A, 2.10%, 07/30/23	202	200,206
Series A, 2.20%, 09/15/24 (Call 08/15/24)	347	336,368
Series A, 3.25%, 03/15/51 (Call 09/15/50)	70	53,591
Series B, 2.65%, 09/15/29 (Call 06/15/29)	260	233,459
Series B, 3.70%, 01/30/50 (Call 07/30/49)	578	475,191
Great River Energy, 6.25%, 07/01/38(b)	194	212,905
Greenko Investment Co., 4.88%, 08/16/23 (Call 05/31/22)(d)	400	395,696
Greenko Power II Ltd., 4.30%, 12/13/28 (Call 12/14/24)(d)	400	352,016
Guacolda Energia SA, 4.56%, 04/30/25 (Call 01/30/25)(d)	400	134,644
Gulf Power Co., Series A, 3.30%, 05/30/27 (Call 02/28/27)	720	703,944
Hengjian International Investment Ltd., 1.88%, 06/23/25(d)	200	186,720
Hero Asia Investment Ltd., 1.50%, 11/18/23(d)	400	386,556
Hongkong Electric Finance Ltd.
1.88%, 08/27/30 (Call 02/27/30)(d)	600	499,158
2.25%, 06/09/30 (Call 12/09/29)(d)	400	345,668
2.88%, 05/03/26(d)	200	193,334
Iberdrola International BV, 6.75%, 07/15/36	357	432,738
Idaho Power Co., Series K, 4.20%, 03/01/48 (Call 09/01/47)	340	325,819
Indiana Michigan Power Co.
3.25%, 05/01/51 (Call 11/01/50)	305	240,233
3.85%, 05/15/28 (Call 02/15/28)	231	229,258
4.25%, 08/15/48 (Call 02/15/48)	341	314,917
6.05%, 03/15/37	25	28,055
Series K, 4.55%, 03/15/46 (Call 09/15/45)	306	296,970
Series L, 3.75%, 07/01/47 (Call 01/01/47)	59	51,372
Indianapolis Power & Light Co., 4.05%, 05/01/46 (Call 11/01/45)(b)	190	178,944
Infraestructura Energetica Nova SAB de CV
4.75%, 01/15/51 (Call 07/15/50)(d)	600	493,482
4.88%, 01/14/48(d)	210	176,572
Inkia Energy Ltd., 5.88%, 11/09/27 (Call 11/09/22)(d)	400	378,200
Instituto Costarricense de Electricidad, 6.38%, 05/15/43(d)	200	164,000
Interchile SA, 4.50%, 06/30/56 (Call 12/30/55)(d)	600	516,450
InterGen NV, 7.00%, 06/30/23 (Call 05/30/22)(b)	240	234,902
Interstate Power & Light Co.
2.30%, 06/01/30 (Call 03/01/30)	415	359,892
3.10%, 11/30/51 (Call 05/30/51)	360	272,855
3.25%, 12/01/24 (Call 09/01/24)	204	202,605
3.50%, 09/30/49 (Call 03/30/49)	225	187,265
3.70%, 09/15/46 (Call 03/15/46)	140	122,430
4.10%, 09/26/28 (Call 06/26/28)	260	261,253
6.25%, 07/15/39	240	282,233
IPALCO Enterprises Inc.
3.70%, 09/01/24 (Call 07/01/24)	225	223,214
4.25%, 05/01/30 (Call 02/01/30)	252	239,171
Israel Electric Corp. Ltd.
3.75%, 02/22/32(b)	200	186,844
4.25%, 08/14/28(b)	600	594,864
6.88%, 06/21/23(d)	400	415,252
Series 6, 5.00%, 11/12/24(b)	1,050	1,080,943

54	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
ITC Holdings Corp.
2.95%, 05/14/30 (Call 02/14/30)(b)	$45	$40,597
3.25%, 06/30/26 (Call 03/30/26)	193	188,281
3.35%, 11/15/27 (Call 08/15/27)	418	405,238
3.65%, 06/15/24 (Call 03/15/24)	217	215,926
5.30%, 07/01/43 (Call 01/01/43)	280	292,869
Jersey Central Power & Light Co.
2.75%, 03/01/32 (Call 12/01/31)(b)	570	499,149
4.30%, 01/15/26 (Call 10/15/25)(b)	180	180,677
4.70%, 04/01/24 (Call 01/01/24)(b)	45	45,572
John Sevier Combined Cycle Generation LLC, 4.63%, 01/15/42	24	25,350
JSW Hydro Energy Ltd., 4.13%, 05/18/31 (Call 05/18/26)(d)	386	336,997
Kallpa Generacion SA
4.13%, 08/16/27 (Call 05/16/27)(d)	223	207,787
4.88%, 05/24/26 (Call 02/24/26)(d)	200	194,788
Kentucky Utilities Co.
3.30%, 06/01/50 (Call 12/01/49)	547	442,403
4.38%, 10/01/45 (Call 04/01/45)	539	505,232
5.13%, 11/01/40 (Call 05/01/40)	590	611,529
Korea East-West Power Co. Ltd., 1.75%, 05/06/25(d)	600	570,384
Korea Electric Power Corp.
1.13%, 06/15/25(d)	200	186,298
2.50%, 06/24/24(d)	375	370,331
Korea Hydro & Nuclear Power Co. Ltd., 3.75%, 07/25/23(d)	200	202,032
Korea Midland Power Co. Ltd., 1.25%, 08/09/26(d)	200	181,234
Korea Southern Power Co. Ltd., 0.75%, 01/27/26(d)	400	361,024
Lamar Funding Ltd., 3.96%, 05/07/25(d)	375	364,402
Lea Power Partners LLC, 6.60%, 06/15/33	59	60,016
Leeward Renewable Energy Operations LLC, 4.25%, 07/01/29 (Call 07/01/24)(b)	225	203,731
Liberty Utilities Finance GP 1, 2.05%, 09/15/30 (Call 06/15/30)(b)	288	240,791
Light Servicos de Eletricidade SA/Light Energia SA,
4.38%, 06/18/26 (Call 06/18/24)(d)	400	370,328
LLPL Capital Pte Ltd., 6.88%, 02/04/39(d)	523	511,942
Louisville Gas & Electric Co.
4.25%, 04/01/49 (Call 10/01/48)	130	123,198
Series 25, 3.30%, 10/01/25 (Call 07/01/25)	88	87,000
Massachusetts Electric Co.
1.73%, 11/24/30 (Call 08/24/30)(b)	70	56,733
4.00%, 08/15/46 (Call 02/15/46)(b)	177	155,034
5.90%, 11/15/39(b)	155	173,304
Mazoon Assets Co. SAOC, 5.20%, 11/08/27(d)	400	408,936
Metropolitan Edison Co., 4.30%, 01/15/29 (Call 10/15/28)(b)	110	110,298
Mexico Generadora de Energia S de rl, 5.50%, 12/06/32(d)	293	288,680
MidAmerican Energy Co.
2.70%, 08/01/52 (Call 02/01/52)	210	157,389
3.10%, 05/01/27 (Call 02/01/27)	275	267,671
3.15%, 04/15/50 (Call 10/15/49)	263	212,670
3.50%, 10/15/24 (Call 07/15/24)	195	196,287
3.65%, 04/15/29 (Call 01/15/29)	761	749,448
3.65%, 08/01/48 (Call 02/01/48)	380	337,558
3.95%, 08/01/47 (Call 02/01/47)	363	337,343
4.25%, 05/01/46 (Call 11/01/45)	350	339,587
4.25%, 07/15/49 (Call 01/15/49)	477	463,787

Security	Par (000)	Value

Electric (continued)
4.40%, 10/15/44 (Call 04/15/44)	$400	$389,788
4.80%, 09/15/43 (Call 03/15/43)	295	303,160
5.75%, 11/01/35	50	56,395
5.80%, 10/15/36	90	102,238
6.75%, 12/30/31	252	305,028
Mid-Atlantic Interstate Transmission LLC, 4.10%, 05/15/28 (Call 02/15/28)(b)	409	399,442
Midland Cogeneration Venture LP, 6.00%, 03/15/25(b)(c)	120	121,422
Minejesa Capital BV
4.63%, 08/10/30(d)	800	724,712
5.63%, 08/10/37(d)	400	336,464
Mississippi Power Co.
3.95%, 03/30/28 (Call 12/30/27)	175	171,906
Series 12-A, 4.25%, 03/15/42	46	41,618
Series B, 3.10%, 07/30/51 (Call 01/30/51)(c)	155	115,066
Mong Duong Finance Holdings BV, 5.13%, 05/07/29(d)	250	223,153
Monongahela Power Co.
4.10%, 04/15/24 (Call 01/15/24)(b)	10	10,048
5.40%, 12/15/43 (Call 06/15/43)(b)	200	207,482
Narragansett Electric Co. (The)
3.40%, 04/09/30 (Call 01/09/30)(b)	610	569,453
3.92%, 08/01/28 (Call 05/01/28)(b)	150	145,847
5.64%, 03/15/40(b)	100	104,856
National Central Cooling Co. PJSC, 2.50%, 10/21/27(d)	300	273,378
National Grid USA, 5.80%, 04/01/35	58	62,986
National Rural Utilities Cooperative Finance Corp.
1.00%, 06/15/26 (Call 05/15/26)	525	471,282
1.35%, 03/15/31 (Call 12/15/30)	165	130,540
1.65%, 06/15/31 (Call 03/15/31)	235	189,943
1.88%, 02/07/25	300	287,112
2.75%, 04/15/32 (Call 01/15/32)	300	264,723
2.85%, 01/27/25 (Call 10/27/24)	99	97,540
2.95%, 02/07/24 (Call 12/07/23)	163	162,495
3.05%, 04/25/27 (Call 01/25/27)	330	321,077
3.25%, 11/01/25 (Call 08/01/25)	382	377,565
3.40%, 11/15/23 (Call 08/15/23)	1,020	1,024,080
3.40%, 02/07/28 (Call 11/07/27)	529	516,463
3.45%, 06/15/25	160	159,288
3.70%, 03/15/29 (Call 12/15/28)	165	161,329
3.90%, 11/01/28 (Call 08/01/28)	165	163,254
4.02%, 11/01/32 (Call 05/01/32)	669	656,142
4.30%, 03/15/49 (Call 09/15/48)	441	426,460
4.40%, 11/01/48 (Call 05/01/48)	315	307,953
5.25%, 04/20/46 (Call 04/20/26), (3 mo. LIBOR US + 3.630%)(a)	291	284,808
Series C, 8.00%, 03/01/32	125	160,245
Series D, 1.00%, 10/18/24	170	160,611
Nevada Power Co.
Series CC, 3.70%, 05/01/29 (Call 02/01/29)	630	621,942
Series DD, 2.40%, 05/01/30 (Call 02/01/30)	760	677,874
Series EE, 3.13%, 08/01/50 (Call 02/01/50)	200	154,814
Series N, 6.65%, 04/01/36	55	65,708
Series R, 6.75%, 07/01/37	354	425,536
New England Power Co.
2.81%, 10/06/50 (Call 04/06/50)(b)	147	104,780
3.80%, 12/05/47 (Call 06/05/47)(b)	973	850,636
New York State Electric & Gas Corp.
2.15%, 10/01/31 (Call 07/01/31)(b)(c)	335	282,418
3.25%, 12/01/26 (Call 09/01/26)(b)	70	68,005

S C H E D U L E O F I N V E S T M E N T S	55

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
3.30%, 09/15/49 (Call 03/15/49)(b)	$365	$295,654
NextEra Energy Capital Holdings Inc.
1.88%, 01/15/27 (Call 12/15/26)	525	480,070
1.90%, 06/15/28 (Call 04/15/28)	544	480,189
2.25%, 06/01/30 (Call 03/01/30)	2,099	1,799,032
2.44%, 01/15/32 (Call 10/15/31)	245	207,865
2.75%, 11/01/29 (Call 08/01/29)	904	807,932
3.00%, 01/15/52 (Call 07/15/51)	275	205,491
3.50%, 04/01/29 (Call 01/01/29)	537	507,218
3.55%, 05/01/27 (Call 02/01/27)	668	654,473
4.80%, 12/01/77 (Call 12/01/27), (3 mo. LIBOR US + 2.409%)(a)	475	447,022
5.65%, 05/01/79 (Call 05/01/29), (3 mo. LIBOR US + 3.156%)(a)	13	12,854
NextEra Energy Operating Partners LP
3.88%, 10/15/26 (Call 07/15/26)(b)	310	292,612
4.25%, 07/15/24 (Call 04/15/24)(b)	289	286,861
4.50%, 09/15/27 (Call 06/15/27)(b)	355	336,096
Niagara Mohawk Power Corp.
1.96%, 06/27/30 (Call 03/27/30)(b)	198	166,429
3.03%, 06/27/50 (Call 12/27/49)(b)	157	114,853
3.51%, 10/01/24 (Call 07/01/24)(b)	50	49,545
4.28%, 12/15/28 (Call 09/15/28)(b)	40	39,670
4.28%, 10/01/34 (Call 04/01/34)(b)	150	148,142
Niagara Mohawk Power Corp., 2.76%, 01/10/32 (Call 10/10/31)(b)	200	173,596
Northern States Power Co./MN
2.25%, 04/01/31 (Call 10/01/30)	225	197,476
2.60%, 06/01/51 (Call 12/01/50)	770	573,119
2.90%, 03/01/50 (Call 09/01/49)	299	234,117
3.20%, 04/01/52 (Call 10/01/51)	240	198,941
3.40%, 08/15/42 (Call 02/15/42)	410	356,852
3.60%, 05/15/46 (Call 11/15/45)	285	254,781
3.60%, 09/15/47 (Call 03/15/47)	161	143,630
4.00%, 08/15/45 (Call 02/15/45)	315	294,166
4.13%, 05/15/44 (Call 11/15/43)	270	256,484
5.35%, 11/01/39	211	235,438
6.20%, 07/01/37	115	137,380
6.25%, 06/01/36	120	142,361
NorthWestern Corp., 4.18%, 11/15/44 (Call 05/15/44)	450	422,919
NPC Ukrenergo, 6.88%, 11/09/26(d)	400	124,000
NRG Energy Inc.
2.00%, 12/02/25 (Call 11/02/25)(b)	510	473,229
2.45%, 12/02/27 (Call 10/02/27)(b)	640	566,323
3.38%, 02/15/29 (Call 02/15/24)(b)	290	248,159
3.63%, 02/15/31 (Call 02/15/26)(b)	680	567,610
3.75%, 06/15/24 (Call 05/15/24)(b)	493	487,311
3.88%, 02/15/32 (Call 02/15/27)(b)	651	543,728
4.45%, 06/15/29 (Call 03/15/29)(b)(c)	529	505,338
5.25%, 06/15/29 (Call 06/15/24)(b)	485	458,892
5.75%, 01/15/28 (Call 01/15/23)	486	474,550
6.63%, 01/15/27 (Call 05/16/22)	198	200,184
NSTAR Electric Co.
3.10%, 06/01/51 (Call 12/01/50)	245	195,263
3.20%, 05/15/27 (Call 02/15/27)	429	420,171
3.25%, 05/15/29 (Call 02/15/29)	275	262,903
3.95%, 04/01/30 (Call 01/01/30)	60	59,710
4.40%, 03/01/44 (Call 09/01/43)	80	77,063
5.50%, 03/15/40	85	95,281

Security	Par (000)	Value

Electric (continued)
NTPC Ltd.
3.75%, 04/03/24(d)	$600	$596,478
4.38%, 11/26/24(d)	200	201,258
4.50%, 03/19/28(d)	400	390,424
Oglethorpe Power Corp.
3.75%, 08/01/50 (Call 02/01/50)	255	209,564
4.50%, 04/01/47 (Call 10/01/46)(b)	270	246,896
5.05%, 10/01/48 (Call 04/01/48)	431	430,849
5.25%, 09/01/50	25	25,563
5.38%, 11/01/40	115	117,731
5.95%, 11/01/39	565	618,364
6.19%, 01/01/31(b)	545	598,830
Ohio Edison Co., 6.88%, 07/15/36	227	271,989
Ohio Power Co.
4.00%, 06/01/49 (Call 12/01/48)	362	324,815
4.15%, 04/01/48 (Call 10/01/47)	5	4,572
Series P, 2.60%, 04/01/30 (Call 01/01/30)	457	411,469
Series Q, 1.63%, 01/15/31 (Call 10/15/30)	254	207,785
Series R, 2.90%, 10/01/51 (Call 04/01/51)	310	228,765
Oklahoma Gas & Electric Co.
3.25%, 04/01/30 (Call 10/01/29)	25	23,466
3.80%, 08/15/28 (Call 02/15/28)	190	187,629
3.85%, 08/15/47 (Call 02/15/47)	194	172,511
4.15%, 04/01/47 (Call 10/01/46)	580	535,920
OmGrid Funding Ltd., 5.20%, 05/16/27(d)	200	195,842
Oncor Electric Delivery Co. LLC
0.55%, 10/01/25 (Call 09/01/25)	420	381,062
2.70%, 11/15/51 (Call 05/15/51)(b)	490	367,985
2.75%, 06/01/24 (Call 05/01/24)	605	598,121
2.75%, 05/15/30 (Call 02/15/30)(b)	1,000	914,180
2.95%, 04/01/25 (Call 01/01/25)	158	155,481
3.10%, 09/15/49 (Call 03/15/49)	589	475,170
3.70%, 11/15/28 (Call 08/15/28)	210	207,782
3.70%, 05/15/50 (Call 11/15/49)	325	292,142
3.75%, 04/01/45 (Call 10/01/44)	370	332,219
3.80%, 09/30/47 (Call 03/30/47)	500	458,760
3.80%, 06/01/49 (Call 12/01/48)	313	287,885
4.10%, 11/15/48 (Call 05/15/48)	65	62,227
4.55%, 12/01/41 (Call 06/01/41)	95	96,447
5.25%, 09/30/40	140	151,931
5.30%, 06/01/42 (Call 12/01/41)	280	311,368
5.35%, 10/01/52 (Call 04/01/52)	255	287,255
5.75%, 03/15/29 (Call 12/15/28)	15	16,504
7.00%, 05/01/32	118	144,231
7.25%, 01/15/33	200	249,298
7.50%, 09/01/38	155	207,213
Oryx Funding Ltd., 5.80%, 02/03/31(d)	600	591,774
Pacific Gas and Electric Co.
2.10%, 08/01/27 (Call 06/01/27)	710	612,645
2.50%, 02/01/31 (Call 11/01/30)	1,580	1,251,613
3.00%, 06/15/28 (Call 04/15/28)	785	701,366
3.15%, 01/01/26	965	908,181
3.25%, 06/15/23 (Call 03/15/23)	82	81,486
3.25%, 06/01/31 (Call 03/01/31)	738	616,606
3.30%, 03/15/27 (Call 12/15/26)	150	139,346
3.30%, 12/01/27 (Call 09/01/27)	624	567,453
3.30%, 08/01/40 (Call 02/01/40)	1,026	747,841
3.45%, 07/01/25	484	464,698
3.50%, 06/15/25 (Call 03/15/25)	80	77,352
3.50%, 08/01/50 (Call 02/01/50)	1,065	742,742

56	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
3.75%, 02/15/24 (Call 11/15/23)	$134	$133,224
3.75%, 07/01/28	275	252,854
3.75%, 08/15/42 (Call 02/15/42)	315	227,638
3.85%, 11/15/23 (Call 08/15/23)	274	273,266
3.95%, 12/01/47 (Call 06/01/47)	957	698,763
4.00%, 12/01/46 (Call 06/01/46)	205	150,868
4.20%, 03/01/29 (Call 01/01/29)	750	696,720
4.20%, 06/01/41 (Call 12/01/40)	652	513,091
4.25%, 08/01/23 (Call 07/01/23)	1,157	1,160,274
4.25%, 03/15/46 (Call 09/15/45)	583	445,890
4.30%, 03/15/45 (Call 09/15/44)	227	174,758
4.40%, 03/01/32 (Call 12/01/31)	570	518,261
4.45%, 04/15/42 (Call 10/15/41)	173	139,575
4.50%, 07/01/40 (Call 01/01/40)	1,046	858,599
4.55%, 07/01/30 (Call 01/01/30)	440	407,286
4.60%, 06/15/43 (Call 12/15/42)	190	153,218
4.65%, 08/01/28 (Call 05/01/28)	185	177,791
4.75%, 02/15/44 (Call 08/15/43)	376	308,617
4.95%, 07/01/50 (Call 01/01/50)	1,307	1,091,018
5.25%, 03/01/52 (Call 09/01/51)	950	854,164
PacifiCorp.
2.70%, 09/15/30 (Call 06/15/30)	54	48,840
2.90%, 06/15/52 (Call 12/15/51)	225	172,089
3.30%, 03/15/51 (Call 09/15/50)	635	517,779
3.50%, 06/15/29 (Call 03/15/29)	705	681,241
4.10%, 02/01/42 (Call 08/01/41)	205	187,087
4.13%, 01/15/49 (Call 07/15/48)	433	398,499
4.15%, 02/15/50 (Call 08/15/49)	371	341,843
5.25%, 06/15/35	85	89,498
5.75%, 04/01/37	150	164,588
6.00%, 01/15/39	472	539,633
6.10%, 08/01/36	65	73,032
6.25%, 10/15/37	452	518,760
6.35%, 07/15/38	34	39,844
7.70%, 11/15/31	175	220,798
Pampa Energia SA, 7.50%, 01/24/27 (Call 05/30/22)(d)	300	278,835
Pattern Energy Operations LP/Pattern Energy Operations Inc., 4.50%, 08/15/28 (Call 08/15/23)(b)	395	373,275
PECO Energy Co.
2.80%, 06/15/50 (Call 12/15/49)	220	167,675
2.85%, 09/15/51 (Call 03/15/51)	165	127,045
3.00%, 09/15/49 (Call 03/15/49)	264	207,388
3.05%, 03/15/51 (Call 09/15/50)	95	75,986
3.15%, 10/15/25 (Call 07/15/25)	200	197,344
3.70%, 09/15/47 (Call 03/15/47)	100	89,744
3.90%, 03/01/48 (Call 09/01/47)	320	297,571
5.95%, 10/01/36	75	85,940
Pennsylvania Electric Co.
3.25%, 03/15/28 (Call 12/15/27)(b)	133	124,437
3.60%, 06/01/29 (Call 03/01/29)(b)	453	431,233
Perusahaan Listrik Negara PT
3.88%, 07/17/29(d)	400	372,532
4.13%, 05/15/27(c)(d)	1,011	991,599
4.88%, 07/17/49(d)	400	338,392
5.25%, 05/15/47(d)	200	180,590
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
3.00%, 06/30/30 (Call 03/30/30)(d)	600	516,354
3.38%, 02/05/30(d)	600	534,216
4.00%, 06/30/50 (Call 12/30/49)(c)(d)	600	459,180

Security	Par (000)	Value

Electric (continued)
4.38%, 02/05/50(c)(d)	$200	$160,888
5.25%, 10/24/42(c)(d)	200	179,322
5.38%, 01/25/29(d)	200	206,004
5.45%, 05/21/28(d)	200	206,670
6.15%, 05/21/48(d)	1,000	1,000,100
6.25%, 01/25/49(d)	400	403,212
PG&E Corp.
5.00%, 07/01/28 (Call 07/01/23)	690	635,262
5.25%, 07/01/30 (Call 07/01/25)	585	532,906
PG&E Energy Recovery Funding LLC, Series A-3, 2.82%, 07/15/48	65	54,315
Pike Corp., 5.50%, 09/01/28 (Call 09/01/23)(b)	385	351,409
Pinnacle West Capital Corp., 1.30%, 06/15/25
(Call 05/15/25)	95	87,744
Potomac Electric Power Co.
3.60%, 03/15/24 (Call 12/15/23)	200	201,312
4.15%, 03/15/43 (Call 09/15/42)	273	257,674
6.50%, 11/15/37	200	241,162
PPL Capital Funding Inc.
3.10%, 05/15/26 (Call 02/15/26)	368	355,418
4.13%, 04/15/30 (Call 01/15/30)	25	24,667
PPL Electric Utilities Corp.
3.00%, 10/01/49 (Call 04/01/49)	165	130,994
3.95%, 06/01/47 (Call 12/01/46)	585	537,200
4.13%, 06/15/44 (Call 12/15/43)	335	313,835
4.15%, 10/01/45 (Call 04/01/45)	160	148,662
4.15%, 06/15/48 (Call 12/15/47)	215	205,222
4.75%, 07/15/43 (Call 01/15/43)	110	111,989
6.25%, 05/15/39	75	88,863
Progress Energy Inc.
6.00%, 12/01/39	235	256,695
7.00%, 10/30/31	100	116,777
7.75%, 03/01/31	306	372,319
Public Service Co. of Colorado
1.88%, 06/15/31 (Call 12/15/30)	10	8,419
3.60%, 09/15/42 (Call 03/15/42)	215	190,137
3.70%, 06/15/28 (Call 12/15/27)	275	273,567
3.80%, 06/15/47 (Call 12/15/46)	384	346,598
4.05%, 09/15/49 (Call 03/15/49)	320	301,178
4.10%, 06/15/48 (Call 12/15/47)	95	90,262
4.30%, 03/15/44 (Call 09/15/43)	581	556,412
6.50%, 08/01/38	70	84,863
Series 17, 6.25%, 09/01/37	170	204,519
Series 34, 3.20%, 03/01/50 (Call 09/01/49)	203	167,382
Series 35, 1.90%, 01/15/31 (Call 07/15/30)	515	438,064
Series 36, 2.70%, 01/15/51 (Call 07/15/50)	430	320,217
Public Service Co. of New Hampshire
3.50%, 11/01/23 (Call 08/01/23)	100	100,550
3.60%, 07/01/49 (Call 01/01/49)	359	311,942
Series V, 2.20%, 06/15/31 (Call 03/15/31)	160	137,589
Public Service Co. of Oklahoma
Series J, 2.20%, 08/15/31 (Call 05/15/31)	300	252,786
Series K, 3.15%, 08/15/51 (Call 02/15/51)	105	81,804
Public Service Electric & Gas Co.
1.90%, 08/15/31 (Call 05/15/31)	430	362,417
2.05%, 08/01/50 (Call 02/01/50)	135	89,066
2.25%, 09/15/26 (Call 06/15/26)	450	424,435
2.45%, 01/15/30 (Call 10/15/29)	505	456,353
2.70%, 05/01/50 (Call 11/01/49)	352	265,299
3.00%, 05/15/25 (Call 02/15/25)	14	13,776

S C H E D U L E O F I N V E S T M E N T S	57

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
3.00%, 05/15/27 (Call 02/15/27)	$125	$121,224
3.15%, 01/01/50 (Call 07/01/49)	406	333,886
3.20%, 05/15/29 (Call 02/15/29)	224	214,471
3.20%, 08/01/49 (Call 02/01/49)	450	372,919
3.25%, 09/01/23 (Call 08/01/23)	87	87,423
3.60%, 12/01/47 (Call 06/01/47)	310	276,086
3.65%, 09/01/28 (Call 06/01/28)	550	543,235
3.65%, 09/01/42 (Call 03/01/42)	58	51,976
3.70%, 05/01/28 (Call 02/01/28)	180	178,261
3.80%, 01/01/43 (Call 07/01/42)	75	68,124
3.80%, 03/01/46 (Call 09/01/45)	633	577,783
3.85%, 05/01/49 (Call 11/01/48)	615	570,179
3.95%, 05/01/42 (Call 11/01/41)	135	125,226
4.05%, 05/01/48 (Call 11/01/47)	90	86,389
5.50%, 03/01/40	205	227,333
5.80%, 05/01/37	195	222,162
Public Service Enterprise Group Inc.
0.80%, 08/15/25 (Call 07/15/25)	375	340,706
0.84%, 11/08/23 (Call 05/31/22)	1,510	1,453,360
1.60%, 08/15/30 (Call 05/15/30)	155	125,547
2.88%, 06/15/24 (Call 05/15/24)	335	329,710
Puget Energy Inc.
2.38%, 06/15/28 (Call 04/15/28)	430	382,623
3.65%, 05/15/25 (Call 02/15/25)	545	539,528
4.10%, 06/15/30 (Call 03/15/30)	119	113,850
4.22%, 03/15/32 (Call 12/15/31)	270	257,780
Puget Sound Energy Inc.
3.25%, 09/15/49 (Call 03/15/49)	337	274,045
4.22%, 06/15/48 (Call 12/15/47)	200	187,876
4.30%, 05/20/45 (Call 11/20/44)	188	178,404
5.64%, 04/15/41 (Call 10/15/40)	230	252,724
5.76%, 10/01/39	444	497,222
5.80%, 03/15/40	250	281,892
6.27%, 03/15/37	240	274,838
ReNew Wind Energy AP2/ReNew Power Pvt Ltd. other 9 Subsidiaries, 4.50%, 07/14/28 (Call 10/14/23)(c)(d)	600	525,228
RH International Singapore Corp. Pte Ltd., 4.50%, 03/27/28(d)	200	201,408
Ruwais Power Co. PJSC, 6.00%, 08/31/36(d)	400	473,256
San Diego Gas & Electric Co.
2.50%, 05/15/26 (Call 02/15/26)	436	416,567
4.15%, 05/15/48 (Call 11/15/47)	250	237,827
4.50%, 08/15/40	182	179,243
Series NNN, 3.60%, 09/01/23 (Call 06/01/23)	29	29,250
Series RRR, 3.75%, 06/01/47 (Call 12/01/46)	466	412,783
Series TTT, 4.10%, 06/15/49 (Call 12/15/48)	502	467,984
Series UUU, 3.32%, 04/15/50 (Call 10/15/49)	110	89,786
Series VVV, 1.70%, 10/01/30 (Call 07/01/30)	704	583,108
Series WWW, 2.95%, 08/15/51 (Call 02/15/51)	300	233,115
Series XXX, 3.00%, 03/15/32 (Call 12/15/31)	65	58,606
Saudi Electricity Global Sukuk Co. 2, 5.06%, 04/08/43(d)	400	400,644
Saudi Electricity Global Sukuk Co. 3 4.00%, 04/08/24(d)	600	606,696
5.50%, 04/08/44(d)	600	628,998
Saudi Electricity Global Sukuk Co. 4
4.22%, 01/27/24(d)	400	405,164
4.72%, 09/27/28(d)	600	630,174

Security	Par (000)	Value

Electric (continued)
Saudi Electricity Global Sukuk Co. 5
1.74%, 09/17/25(d)	$400	$376,880
2.41%, 09/17/30(d)	1,400	1,280,048
Sempra Energy
3.25%, 06/15/27 (Call 03/15/27)	1,223	1,171,279
3.30%, 04/01/25 (Call 03/01/25)	195	192,469
3.40%, 02/01/28 (Call 11/01/27)	437	418,650
3.70%, 04/01/29 (Call 02/01/29)	275	263,684
3.80%, 02/01/38 (Call 08/01/37)	158	143,274
4.00%, 02/01/48 (Call 08/01/47)	458	402,948
4.13%, 04/01/52 (Call 01/01/27)(a)	650	578,058
6.00%, 10/15/39	726	820,002
Sierra Pacific Power Co., 2.60%, 05/01/26 (Call 02/01/26)	378	363,572
Sinosing Services Pte Ltd., 2.63%, 02/20/30(d)	400	357,276
SMC Global Power Holdings Corp.
5.45%, (Call 12/09/26)(a)(d)(e)	400	355,204
5.70%, (Call 01/21/26)(a)(d)(e)	400	366,900
5.95%, (Call 05/05/25)(a)(d)(e)	200	187,966
6.50%, (Call 04/25/24)(a)(d)(e)	200	194,164
7.00%, (Call 10/21/25)(a)(d)(e)	400	387,368
Southern California Edison Co.
2.25%, 06/01/30 (Call 03/01/30)	827	706,481
2.75%, 02/01/32 (Call 11/01/31)	225	195,561
2.85%, 08/01/29 (Call 05/01/29)	175	158,071
3.45%, 02/01/52 (Call 08/01/51)	100	78,707
3.65%, 02/01/50 (Call 08/01/49)	705	565,650
4.00%, 04/01/47 (Call 10/01/46)	870	743,659
4.05%, 03/15/42 (Call 09/15/41)	293	253,832
4.50%, 09/01/40 (Call 03/01/40)	375	345,424
4.65%, 10/01/43 (Call 04/01/43)	580	551,377
5.50%, 03/15/40	490	502,319
5.63%, 02/01/36	543	562,879
6.00%, 01/15/34	463	505,138
6.05%, 03/15/39	898	978,254
6.65%, 04/01/29	459	500,650
Series 04-G, 5.75%, 04/01/35	60	63,226
Series 05-E, 5.35%, 07/15/35	325	332,488
Series 06-E, 5.55%, 01/15/37	130	135,212
Series 08-A, 5.95%, 02/01/38	245	264,284
Series 13-A, 3.90%, 03/15/43 (Call 09/15/42)	265	221,736
Series 2020- C, 1.20%, 02/01/26 (Call 01/01/26)	245	220,336
Series 20A, 2.95%, 02/01/51 (Call 08/01/50)	150	107,796
Series A, 4.20%, 03/01/29 (Call 12/01/28)	347	341,861
Series B, 3.65%, 03/01/28 (Call 12/01/27)	278	267,108
Series B, 4.88%, 03/01/49 (Call 09/01/48)	431	412,247
Series C, 3.50%, 10/01/23 (Call 07/01/23)	345	346,018
Series C, 3.60%, 02/01/45 (Call 08/01/44)	286	227,258
Series C, 4.13%, 03/01/48 (Call 09/01/47)	553	476,531
Series D, 3.40%, 06/01/23 (Call 05/01/23)	325	325,871
Series E, 3.70%, 08/01/25 (Call 06/01/25)	650	649,428
Series G, 2.50%, 06/01/31 (Call 03/01/31)	360	308,675
Series H, 3.65%, 06/01/51 (Call 12/01/50)	160	131,598
Series K, 0.98%, 08/01/24	40	38,008
Southern Co. (The)
2.95%, 07/01/23 (Call 05/01/23)	1,084	1,084,022
3.25%, 07/01/26 (Call 04/01/26)	1,238	1,201,590
4.25%, 07/01/36 (Call 01/01/36)	655	617,920
4.40%, 07/01/46 (Call 01/01/46)	1,149	1,048,681
Series 21-A, 0.60%, 02/26/24 (Call 01/26/24)	180	171,389

58	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Series 21-A, 3.75%, 09/15/51 (Call 06/15/26)(a)	$15	$13,500
Series A, 3.70%, 04/30/30 (Call 01/30/30)	970	915,447
Series B, 4.00%, 01/15/51 (Call 10/15/25)(a)	317	299,324
Southern Power Co.
4.15%, 12/01/25 (Call 09/01/25)	150	151,728
5.15%, 09/15/41	485	471,420
5.25%, 07/15/43	75	73,422
Series F, 4.95%, 12/15/46 (Call 06/15/46)	221	215,126
Southwestern Electric Power Co.
3.25%, 11/01/51 (Call 05/01/51)	500	381,530
6.20%, 03/15/40	285	323,874
Series J, 3.90%, 04/01/45 (Call 10/01/44)	507	432,106
Series K, 2.75%, 10/01/26 (Call 07/01/26)	594	562,993
Series L, 3.85%, 02/01/48 (Call 08/01/47)	348	294,286
Series M, 4.10%, 09/15/28 (Call 06/15/28)	715	703,767
Series N, 1.65%, 03/15/26 (Call 02/15/26)	100	92,054
Southwestern Public Service Co.
3.40%, 08/15/46 (Call 02/15/46)	120	100,085
3.70%, 08/15/47 (Call 02/15/47)	330	286,892
3.75%, 06/15/49 (Call 12/15/48)	115	101,737
4.50%, 08/15/41 (Call 02/15/41)	10	9,799
Series 6, 4.40%, 11/15/48 (Call 05/15/48)	66	64,060
Series 8, 3.15%, 05/01/50 (Call 11/01/49)	240	192,984
SP Group Treasury Pte Ltd., 3.38%, 02/27/29 (Call 11/27/28)(b)	500	492,535
SP PowerAssets Ltd.
3.00%, 09/26/27(b)	400	389,760
3.25%, 11/24/25(b)	200	198,892
SPIC MTN Co. Ltd., 1.63%, 07/27/25(d)	1,000	933,070
Star Energy Geothermal Darajat II/Star Energy Geothermal Salak, 4.85%, 10/14/38 (Call 10/14/29)(d)	600	571,308
State Grid Overseas Investment 2013 Ltd., 3.13%, 05/22/23(d)	919	921,601
State Grid Overseas Investment 2014 Ltd.
4.13%, 05/07/24(d)	800	813,168
4.85%, 05/07/44(d)	200	217,454
State Grid Overseas Investment 2016 Ltd.
1.00%, 08/05/25 (Call 07/05/25)(d)	600	556,602
1.63%, 08/05/30 (Call 05/05/30)(d)	1,900	1,575,803
3.50%, 05/04/27(d)	1,700	1,678,716
4.25%, 05/02/28(d)	800	813,800
State Grid Overseas Investment BVI Ltd.
1.13%, 09/08/26 (Call 08/08/26)(d)	400	360,756
2.88%, 05/18/26(d)	200	194,780
3.75%, 05/02/23(d)	600	604,950
Tabreed Sukuk Spc Ltd., 5.50%, 10/31/25(d)	400	421,564
Talen Energy Supply LLC
6.50%, 06/01/25 (Call 05/31/22)(c)	275	101,750
6.63%, 01/15/28 (Call 01/15/23)(b)	260	246,004
7.25%, 05/15/27 (Call 05/31/22)(b)(c)	366	350,654
7.63%, 06/01/28 (Call 06/01/23)(b)	220	210,835
10.50%, 01/15/26 (Call 05/31/22)(b)	300	110,868
Tampa Electric Co.
2.40%, 03/15/31 (Call 12/15/30)	153	133,433
3.45%, 03/15/51 (Call 09/15/50)	245	202,632
3.63%, 06/15/50 (Call 12/15/49)	170	144,322
4.10%, 06/15/42 (Call 12/15/41)	304	280,893
4.30%, 06/15/48 (Call 12/15/47)	140	133,398
4.35%, 05/15/44 (Call 11/15/43)	60	57,156

Security	Par (000)	Value

Electric (continued)
4.45%, 06/15/49 (Call 12/15/48)	$215	$209,019
Termocandelaria Power Ltd., 7.88%, 01/30/29 (Call 01/30/23)(d)	170	165,449
Terraform Global Operating LLC, 6.13%, 03/01/26 (Call 05/31/22)(b)	320	314,755
Three Gorges Finance I Cayman Islands Ltd.
1.30%, 09/22/25(d)	600	557,400
2.30%, 10/16/24 (Call 09/16/24)(d)	400	389,604
3.15%, 06/02/26(d)	1,000	982,270
3.20%, 10/16/49 (Call 04/16/49)(d)	200	161,208
TNB Global Ventures Capital Bhd, 4.85%, 11/01/28(d)	600	619,974
Toledo Edison Co. (The), 6.15%, 05/15/37	447	515,923
TransAlta Corp., 6.50%, 03/15/40	236	236,340
Transelec SA
4.25%, 01/14/25 (Call 10/14/24)(d)	200	198,304
4.63%, 07/26/23(b)	43	43,561
Tri-State Generation & Transmission Association Inc., 6.00%, 06/15/40(b)	75	82,604
Tucson Electric Power Co.
1.50%, 08/01/30 (Call 05/01/30)	625	507,031
3.25%, 05/15/32 (Call 02/15/32)	190	175,091
3.25%, 05/01/51 (Call 11/01/50)	145	114,482
4.00%, 06/15/50 (Call 12/15/49)	225	203,094
4.85%, 12/01/48 (Call 06/01/48)	333	338,285
Union Electric Co.
2.15%, 03/15/32 (Call 12/15/31)	610	517,737
2.63%, 03/15/51 (Call 09/15/50)	75	54,807
2.95%, 06/15/27 (Call 03/15/27)	45	43,302
2.95%, 03/15/30 (Call 12/15/29)	56	51,967
3.25%, 10/01/49 (Call 04/01/49)	152	125,508
3.50%, 03/15/29 (Call 12/15/28)	348	338,131
3.65%, 04/15/45 (Call 10/15/44)	305	262,635
3.90%, 09/15/42 (Call 03/15/42)	462	417,602
4.00%, 04/01/48 (Call 10/01/47)	292	272,153
5.30%, 08/01/37	115	120,687
8.45%, 03/15/39	10	13,723
Vena Energy Capital Pte Ltd., 3.13%, 02/26/25(d)	200	192,300
Virginia Electric & Power Co.
2.30%, 11/15/31 (Call 08/15/31)	725	620,774
2.40%, 03/30/32 (Call 12/30/31)	225	194,731
2.45%, 12/15/50 (Call 06/15/50)	842	589,712
2.95%, 11/15/51 (Call 05/15/51)	500	388,220
3.30%, 12/01/49 (Call 06/01/49)	274	227,730
4.00%, 01/15/43 (Call 07/15/42)	265	243,959
4.45%, 02/15/44 (Call 08/15/43)	670	658,402
4.60%, 12/01/48 (Call 06/01/48)	215	215,217
6.35%, 11/30/37	213	253,849
8.88%, 11/15/38	657	962,275
Series A, 2.88%, 07/15/29 (Call 04/15/29)	80	74,254
Series A, 3.10%, 05/15/25 (Call 02/15/25)	155	152,762
Series A, 3.15%, 01/15/26 (Call 10/15/25)	405	397,337
Series A, 3.50%, 03/15/27 (Call 12/15/26)	244	241,318
Series A, 3.80%, 04/01/28 (Call 01/01/28)	465	460,443
Series A, 6.00%, 05/15/37	81	91,854
Series B, 2.95%, 11/15/26 (Call 08/15/26)	269	259,440
Series B, 3.80%, 09/15/47 (Call 03/15/47)	281	253,085
Series B, 4.20%, 05/15/45 (Call 11/15/44)	150	139,925
Series B, 6.00%, 01/15/36	275	310,626
Series C, 4.00%, 11/15/46 (Call 05/15/46)	200	183,982
Series D, 4.65%, 08/15/43 (Call 02/15/43)	190	188,887

S C H E D U L E O F I N V E S T M E N T S	59

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Vistra Operations Co. LLC
3.55%, 07/15/24 (Call 06/15/24)(b)	$862	$848,949
3.70%, 01/30/27 (Call 11/30/26)(b)	1,062	998,046
4.30%, 07/15/29 (Call 04/15/29)(b)	292	271,551
4.38%, 05/01/29 (Call 05/01/24)(b)	755	687,178
5.00%, 07/31/27 (Call 07/31/22)(b)	830	796,476
5.50%, 09/01/26 (Call 05/10/22)(b)	600	598,086
5.63%, 02/15/27 (Call 05/10/22)(b)	786	775,287
WEC Energy Group Inc.
0.55%, 09/15/23	250	241,717
0.80%, 03/15/24 (Call 02/15/24)	170	161,468
1.38%, 10/15/27 (Call 08/15/27)	300	262,014
Wisconsin Electric Power Co.
1.70%, 06/15/28 (Call 04/15/28)	310	274,533
2.05%, 12/15/24 (Call 11/15/24)	130	126,261
4.30%, 10/15/48 (Call 04/15/48)	277	267,554
5.63%, 05/15/33	125	137,879
Wisconsin Power and Light Co.
1.95%, 09/16/31 (Call 06/16/31)	265	221,659
3.00%, 07/01/29 (Call 04/01/29)	52	48,482
3.05%, 10/15/27 (Call 07/15/27)	120	115,228
3.65%, 04/01/50 (Call 10/01/49)	265	228,088
6.38%, 08/15/37	150	175,293
Wisconsin Public Service Corp.
2.85%, 12/01/51 (Call 06/01/51)	185	140,546
3.30%, 09/01/49 (Call 03/01/49)	490	403,245
3.67%, 12/01/42	115	101,239
4.75%, 11/01/44 (Call 05/01/44)	105	106,013
Xcel Energy Inc.
0.50%, 10/15/23 (Call 09/15/23)	660	635,613
1.75%, 03/15/27 (Call 02/15/27)	375	339,412
2.35%, 11/15/31 (Call 05/15/31)	315	266,229
2.60%, 12/01/29 (Call 06/01/29)	375	333,217
3.30%, 06/01/25 (Call 12/01/24)	299	295,795
3.35%, 12/01/26 (Call 06/01/26)	321	314,038
3.40%, 06/01/30 (Call 12/01/29)	588	550,250
3.50%, 12/01/49 (Call 06/01/49)	358	293,492
4.00%, 06/15/28 (Call 12/15/27)	220	217,477
6.50%, 07/01/36	25	29,067

		395,724,249

Electrical Components & Equipment — 0.0%
Acuity Brands Lighting Inc., 2.15%, 12/15/30 (Call 09/15/30)	220	176,343
Emerson Electric Co.
0.88%, 10/15/26 (Call 09/15/26)	838	746,683
1.80%, 10/15/27 (Call 08/15/27)	676	611,422
1.95%, 10/15/30 (Call 07/15/30)	220	189,279
2.00%, 12/21/28 (Call 10/21/28)	500	447,460
2.20%, 12/21/31 (Call 09/21/31)	500	432,455
2.75%, 10/15/50 (Call 04/15/50)	259	194,385
2.80%, 12/21/51 (Call 06/21/51)	500	380,580
3.15%, 06/01/25 (Call 03/01/25)	135	134,225
5.25%, 11/15/39	30	32,478
Energizer Holdings Inc.
4.38%, 03/31/29 (Call 09/30/23)(b)	565	470,267
4.75%, 06/15/28 (Call 06/15/23)(b)	530	464,974
6.50%, 12/31/27 (Call 08/31/24)(b)	165	158,426
EnerSys, 4.38%, 12/15/27 (Call 09/15/27)(b)	280	260,985

Security	Par (000)	Value

Electrical Components & Equipment (continued)
WESCO Distribution Inc.
7.13%, 06/15/25 (Call 06/15/22)(b)	$726	$753,762
7.25%, 06/15/28 (Call 06/15/23)(b)	739	767,984

		6,221,708

Electronics — 0.2%
AAC Technologies Holdings Inc., 3.00%, 11/27/24 (Call 11/27/22)(d)	800	757,968
Agilent Technologies Inc.
2.10%, 06/04/30 (Call 03/04/30)	145	121,538
2.30%, 03/12/31 (Call 12/12/30)	520	436,628
2.75%, 09/15/29 (Call 06/15/29)	443	397,646
3.05%, 09/22/26 (Call 06/22/26)	540	523,406
3.88%, 07/15/23 (Call 05/04/22)	707	717,365
Allegion PLC, 3.50%, 10/01/29 (Call 07/01/29)	335	309,322
Allegion U.S. Holding Co. Inc.
3.20%, 10/01/24 (Call 08/01/24)	336	328,870
3.55%, 10/01/27 (Call 07/01/27)	191	181,196
Amphenol Corp.
2.05%, 03/01/25 (Call 02/01/25)	192	184,403
2.20%, 09/15/31 (Call 06/15/31)	335	278,419
2.80%, 02/15/30 (Call 11/15/29)	675	604,658
3.20%, 04/01/24 (Call 02/01/24)	505	504,086
4.35%, 06/01/29 (Call 03/01/29)	423	425,449
Arrow Electronics Inc.
2.95%, 02/15/32 (Call 11/15/31)	400	342,844
3.25%, 09/08/24 (Call 07/08/24)	542	536,173
3.88%, 01/12/28 (Call 10/12/27)	313	305,619
4.00%, 04/01/25 (Call 01/01/25)	249	249,239
Atkore Inc., 4.25%, 06/01/31 (Call 06/01/26)(b)	195	172,737
Avnet Inc.
3.00%, 05/15/31 (Call 02/15/31)	405	346,486
4.63%, 04/15/26 (Call 01/15/26)	347	348,357
Competition Team Technologies Ltd., 4.25%, 03/12/29(d)	400	394,152
Flex Ltd.
3.75%, 02/01/26 (Call 01/01/26)	420	410,281
4.75%, 06/15/25 (Call 03/15/25)	137	139,354
4.88%, 06/15/29 (Call 03/15/29)	826	824,100
4.88%, 05/12/30 (Call 02/12/30)	428	423,283
Fortive Corp.
3.15%, 06/15/26 (Call 03/15/26)	793	776,466
4.30%, 06/15/46 (Call 12/15/45)	507	475,242
Foxconn Far East Ltd.
1.63%, 10/28/25(d)	800	743,296
2.50%, 10/28/30(d)	400	343,072
Honeywell International Inc.
1.10%, 03/01/27 (Call 02/01/27)	690	618,136
1.35%, 06/01/25 (Call 05/01/25)	903	854,744
1.75%, 09/01/31 (Call 06/01/31)	500	421,440
1.95%, 06/01/30 (Call 03/01/30)	790	690,468
2.30%, 08/15/24 (Call 07/15/24)	692	682,097
2.50%, 11/01/26 (Call 08/01/26)	958	921,174
2.70%, 08/15/29 (Call 05/15/29)	275	256,828
2.80%, 06/01/50 (Call 12/01/49)(c)	511	412,949
3.35%, 12/01/23	10	10,074
3.81%, 11/21/47 (Call 05/21/47)	636	600,320
5.70%, 03/15/36	169	196,211
5.70%, 03/15/37	57	66,275
Hubbell Inc.
2.30%, 03/15/31 (Call 12/15/30)	5	4,327

60	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electronics (continued)
3.50%, 02/15/28 (Call 11/15/27)	$180	$175,075
II-VI Inc., 5.00%, 12/15/29 (Call 12/14/24)(b)	565	529,936
Imola Merger Corp., 4.75%, 05/15/29 (Call 05/15/24)(b)(c)	1,130	1,054,832
Jabil Inc.
1.70%, 04/15/26 (Call 03/15/26)	565	510,314
3.00%, 01/15/31 (Call 10/15/30)	701	605,342
3.60%, 01/15/30 (Call 10/15/29)	297	272,064
3.95%, 01/12/28 (Call 10/12/27)	527	513,229
4.25%, 05/15/27 (Call 04/15/27)	180	178,321
Keysight Technologies Inc.
3.00%, 10/30/29 (Call 07/30/29)	838	757,259
4.55%, 10/30/24 (Call 07/30/24)	181	183,711
4.60%, 04/06/27 (Call 01/06/27)	708	725,523
Likewize Corp., 9.75%, 10/15/25 (Call 10/15/22)(b)	245	238,272
Schweitzer-Mauduit International Inc., 6.88%, 10/01/26 (Call 05/30/22)(b)	205	184,490
Sensata Technologies BV
4.00%, 04/15/29 (Call 04/15/24)(b)	630	561,689
4.88%, 10/15/23(b)	319	320,008
5.00%, 10/01/25(b)	386	382,997
5.63%, 11/01/24(b)	450	455,940
Sensata Technologies Inc.
3.75%, 02/15/31 (Call 02/15/26)(b)	520	440,123
4.38%, 02/15/30 (Call 11/15/29)(b)	305	277,419
TD SYNNEX Corp.
1.25%, 08/09/24 (Call 08/09/22)(b)	220	207,093
1.75%, 08/09/26 (Call 07/09/26)(b)	855	764,909
2.38%, 08/09/28 (Call 06/09/28)(b)	840	730,884
2.65%, 08/09/31 (Call 05/09/31)(b)	465	379,579
Trimble Inc.
4.15%, 06/15/23 (Call 05/15/23)	505	508,611
4.75%, 12/01/24 (Call 09/01/24)	389	395,418
4.90%, 06/15/28 (Call 03/15/28)	126	127,526
TTM Technologies Inc., 4.00%, 03/01/29 (Call 03/01/24)(b)	315	275,931
Tyco Electronics Group SA
2.50%, 02/04/32 (Call 12/04/31)	90	79,708
3.13%, 08/15/27 (Call 05/15/27)	350	338,236
3.45%, 08/01/24 (Call 05/01/24)	25	25,043
3.70%, 02/15/26 (Call 11/15/25)	25	25,092
7.13%, 10/01/37	280	353,494
Vontier Corp
1.80%, 04/01/26 (Call 03/01/26)	678	602,315
2.40%, 04/01/28 (Call 02/01/28)	519	444,352
2.95%, 04/01/31 (Call 01/01/31)	708	592,242

		32,553,675

Energy - Alternate Sources — 0.0%
Adani Green Energy UP Ltd./Prayatna Developers Pvt Ltd./Parampujya Solar Energy, 6.25%, 12/10/24(d)	400	404,668
Atlantica Sustainable Infrastructure PLC, 4.13%, 06/15/28 (Call 06/15/25)(b)	205	191,080
Aydem Yenilenebilir Enerji AS, 7.75%, 02/02/27 (Call 02/02/24)(d)	400	329,872
Contemporary Ruiding Development Ltd.
1.50%, 09/09/26(d)	800	707,720
1.88%, 09/17/25 (Call 08/17/25)(d)	400	371,680
2.63%, 09/17/30 (Call 06/17/30)(d)	200	169,716
Continuum Energy Levanter Pte Ltd., 4.50%, 02/09/27 (Call 02/09/24)(b)	394	364,684

Security	Par (000)	Value

Energy - Alternate Sources (continued)
Enviva Partners LP/Enviva Partners Finance Corp.,
6.50%, 01/15/26 (Call 05/31/22)(b)	$120	$122,277
Greenko Dutch BV, 3.85%, 03/29/26 (Call 03/29/23)(d)	388	353,608
Greenko Solar Mauritius Ltd.
5.55%, 01/29/25(d)	600	591,210
5.95%, 07/29/26 (Call 07/29/22)(d)	200	195,858
Investment Energy Resources Ltd., 6.25%, 04/26/29 (Call 04/26/25)(d)	600	591,744
MSU Energy SA/UGEN SA/UENSA SA, 6.88%, 02/01/25 (Call 05/30/22)(c)(d)	400	317,384
Renewable Energy Group Inc., 5.88%, 06/01/28 (Call 06/01/24)(b)	285	302,026
SK Battery America Inc.
1.63%, 01/26/24(d)	400	383,884
2.13%, 01/26/26(d)	600	546,594
Sunnova Energy Corp., 5.88%, 09/01/26 (Call 09/01/23)(b)	225	206,854
TerraForm Power Operating LLC
4.75%, 01/15/30 (Call 01/15/25)(b)	420	379,520
5.00%, 01/31/28 (Call 07/31/27)(b)	390	364,229
Topaz Solar Farms LLC
4.88%, 09/30/39(b)(c)	100	97,283
5.75%, 09/30/39(b)	407	412,620

		7,404,511

Engineering & Construction — 0.1%
AECOM, 5.13%, 03/15/27 (Call 12/15/26)	547	540,950
Aeropuerto Internacional de Tocumen SA
4.00%, 08/11/41 (Call 08/11/40)(d)	400	346,000
5.13%, 08/11/61 (Call 08/11/60)(d)	800	686,248
Anhui Transportation Holding Group HK Ltd., 1.62%, 08/26/26(d)	200	181,336
Arcosa Inc., 4.38%, 04/15/29 (Call 04/15/24)(b)	319	291,502
Artera Services LLC, 9.03%, 12/04/25 (Call 02/04/23)(b)	596	564,042
BCEG Hongkong Co. Ltd., 2.22%, 07/02/26 (Call 06/02/26)(d)	400	368,728
Bioceanico Sovereign Certificate Ltd.,0.00% 06/05/34(d)(h)	326	219,318
Brand Industrial Services Inc., 8.50%, 07/15/25 (Call 05/31/22)(b)	633	570,896
Brundage-Bone Concrete Pumping Holdings Inc.,
6.00%, 02/01/26 (Call 02/01/23)(b)	260	243,142
CCCI Treasure Ltd.
3.43%, (Call 11/21/24)(a)(d)(e)	200	196,138
3.65%, (Call 11/21/26)(a)(d)(e)	600	580,374
Cellnex Finance Co SA, 3.88%, 07/07/41 (Call 04/07/41)(b)	450	337,383
China Railway Xunjie Co. Ltd., 3.25%, 07/28/26(d)	400	388,016
China State Construction Finance Cayman III Ltd., 4.00%, (Call 12/03/24)(a)(d)(e)	400	395,936
Chouzhou International Investment Ltd., 3.15%, 08/11/23(d)	200	199,280
CSCEC Finance Cayman II Ltd., 3.50%, 07/05/27(d)	200	193,818
Delhi International Airport Ltd.
6.13%, 10/31/26(d)	200	195,050
6.45%, 06/04/29(d)	600	543,522
Dianjian International Finance Ltd., 4.60%, (Call 03/13/23)(a)(d)(e)	200	201,160
Dycom Industries Inc., 4.50%, 04/15/29 (Call 04/15/24)(b)	285	259,840

S C H E D U L E O F I N V E S T M E N T S	61

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Engineering & Construction (continued)
Fluor Corp.
3.50%, 12/15/24 (Call 09/15/24)(c)	$278	$273,152
4.25%, 09/15/28 (Call 06/15/28)(c)	354	336,498
Global Infrastructure Solutions Inc.
5.63%, 06/01/29 (Call 06/01/24)(b)	230	209,645
7.50%, 04/15/32 (Call 04/15/27)	200	186,324
Great Lakes Dredge & Dock Corp., 5.25%, 06/01/29 (Call 06/01/24)(b)	175	165,195
Hongkong International Qingdao Co. Ltd., 4.00%, 10/08/24(d)	400	392,000
HTA Group Ltd./Mauritius, 7.00%, 12/18/25 (Call 06/18/22)(d)	400	395,304
IEA Energy Services LLC, 6.63%, 08/15/29 (Call 08/15/24)(b)	152	140,155
IHS Holding Ltd., 6.25%, 11/29/28 (Call 11/29/24)(d)	200	188,618
IHS Netherlands Holdco BV, 8.00%, 09/18/27 (Call 09/18/22)(d)	800	803,072
INNOVATE Corp., 8.50%, 02/01/26 (Call 02/01/23)(b)	200	193,054
Jinan Urban Construction International Investment Co. Ltd., 2.40%, 09/23/26(d)	200	182,372
MasTec Inc., 4.50%, 08/15/28 (Call 08/15/23)(b)(c)	420	403,137
Mexico City Airport Trust
3.88%, 04/30/28(d)	400	372,244
4.25%, 10/31/26 (Call 07/31/26)(d)	400	382,932
5.50%, 10/31/46(d)	400	319,520
5.50%, 07/31/47 (Call 01/31/47)(d)	1,200	961,104
Powerchina Roadbridge Group British Virgin Islands Ltd., 3.08%, (Call 04/01/26)(a)(d)(e)	600	572,382
Promontoria Holding 264 BV, 7.88%, 03/01/27
(Call 03/01/24)(b)	200	190,952
Railworks Holdings LP/Railworks Rally Inc., 8.25%, 11/15/28 (Call 11/15/24)(b)	205	204,465
Sepco Virgin Ltd., 3.55%, (Call 10/25/24)(a)(d)(e)	400	392,732
Shuifa International Holdings BVI Co. Ltd., 4.30%, 05/08/23(d)	200	194,856
State Agency of Roads of Ukraine, 6.25%, 06/24/28(d)	600	186,000
Summit Digitel Infrastructure Pvt. Ltd., 2.88%, 08/12/31 (Call 08/12/30)(d)	200	163,968
Sydney Airport Finance Co. Pty Ltd., 3.63%, 04/28/26 (Call 01/28/26)(b)	15	14,703
TopBuild Corp.
3.63%, 03/15/29 (Call 03/15/24)(b)	275	239,632
4.13%, 02/15/32 (Call 10/15/26)(b)	250	216,195
Tutor Perini Corp., 6.88%, 05/01/25 (Call 05/16/22)(b)(c)	295	276,306
Vinci SA, 3.75%, 04/10/29 (Call 01/10/29)(b)	490	477,186
VM Consolidated Inc., 5.50%, 04/15/29 (Call 04/15/24)(b)	215	192,490
Weekley Homes LLC/Weekley Finance Corp., 4.88%, 09/15/28 (Call 09/15/23)(b)	340	300,336
Xingcheng Bvi Ltd., 2.38%, 10/08/26(d)	600	557,862
Yongda Investment Ltd., 2.25%, 06/16/25(d)	200	188,900
Yun-Top International Investment Co. BVI Ltd., 5.10%, 07/21/23(d)	200	195,626

		17,971,596

Entertainment — 0.2%
Affinity Gaming, 6.88%, 12/15/27 (Call 12/01/23)(b)	380	357,166
Allen Media LLC/Allen Media Co-Issuer Inc., 10.50%, 02/15/28 (Call 02/15/23)(b)	380	343,471
AMC Entertainment Holdings Inc.
7.50%, 02/15/29 (Call 02/15/25)(b)	610	563,274

Security	Par (000)	Value

Entertainment (continued)
10.00%, 06/15/26 (Call 06/15/23), (12.00% PIK)(b)(c)(g)	$600	$502,206
Banijay Entertainment SASU, 5.38%, 03/01/25 (Call 05/30/22)(b)	200	196,900
Boyne USA Inc., 4.75%, 05/15/29 (Call 05/15/24)(b)	340	316,652
Caesars Entertainment Inc.
4.63%, 10/15/29 (Call 10/15/24)(b)	685	591,408
6.25%, 07/01/25 (Call 07/01/22)(b)	1,980	2,002,354
8.13%, 07/01/27 (Call 07/01/23)(b)(c)	1,055	1,102,401
Caesars Resort Collection LLC/CRC Finco Inc., 5.75%, 07/01/25 (Call 07/01/22)(b)	570	581,810
CCM Merger Inc., 6.38%, 05/01/26 (Call 11/01/22)(b)	50	49,879
CDI Escrow Issuer Inc., 5.75%, 04/01/30 (Call 04/01/25)(b)	575	554,110
Cedar Fair LP, 5.25%, 07/15/29 (Call 07/15/24)	325	307,716
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op
5.38%, 04/15/27 (Call 05/31/22)	470	457,131
5.50%, 05/01/25 (Call 05/31/22)(b)	520	522,725
6.50%, 10/01/28 (Call 10/01/23)	215	216,503
Churchill Downs Inc.
4.75%, 01/15/28 (Call 01/15/23)(b)	385	360,529
5.50%, 04/01/27 (Call 05/31/22)(b)	465	457,472
Cinemark USA Inc.
5.25%, 07/15/28 (Call 07/15/24)(b)(c)	505	446,885
5.88%, 03/15/26 (Call 03/15/23)(b)(c)	225	211,471
8.75%, 05/01/25 (Call 05/31/22)(b)	231	239,852
Empire Resorts Inc., 7.75%, 11/01/26 (Call 11/01/23)(b)	205	198,333
Everi Holdings Inc., 5.00%, 07/15/29 (Call 07/15/24)(b)	210	190,436
Genm Capital Labuan Ltd., 3.88%, 04/19/31 (Call 01/19/31)(d)	1,000	827,410
Golden Entertainment Inc., 7.63%, 04/15/26 (Call 05/31/22)(b)	150	153,942
International Game Technology PLC
4.13%, 04/15/26 (Call 04/15/23)(b)	415	390,000
5.25%, 01/15/29 (Call 01/15/24)(b)	450	427,414
6.25%, 01/15/27 (Call 07/15/26)(b)	495	503,252
6.50%, 02/15/25 (Call 08/15/24)(b)	735	747,583
Jacobs Entertainment Inc., 6.75%, 02/15/29 (Call 02/15/25)(b)	380	375,421
Lions Gate Capital Holdings LLC, 5.50%, 04/15/29 (Call 04/15/24)(b)	615	544,693
Live Nation Entertainment Inc.
3.75%, 01/15/28 (Call 01/15/24)(b)	500	454,135
4.75%, 10/15/27 (Call 10/15/22)(b)	535	502,911
4.88%, 11/01/24 (Call 05/31/22)(b)	360	356,458
5.63%, 03/15/26 (Call 05/31/22)(b)	190	188,634
6.50%, 05/15/27 (Call 05/15/23)(b)	607	625,435
Magallanes Inc.
3.43%, 03/15/24(b)	1,050	1,043,689
3.64%, 03/15/25(b)	2,300	2,266,650
3.76%, 03/15/27 (Call 02/15/27)(b)	2,670	2,577,858
4.05%, 03/15/29 (Call 01/15/29)(b)	755	721,093
4.28%, 03/15/32 (Call 12/15/31)(b)	1,375	1,280,029
5.05%, 03/15/42 (Call 09/15/41)(b)	1,400	1,276,156
5.14%, 03/15/52 (Call 09/15/51)(b)	1,530	1,368,753
5.39%, 03/15/62 (Call 09/15/61)(b)	930	828,044
Merlin Entertainments Ltd., 5.75%, 06/15/26 (Call 03/17/26)(b)	235	230,606

62	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Entertainment (continued)
Midwest Gaming Borrower LLC, 4.88%, 05/01/29 (Call 05/01/24)(b)	$450	$397,449
Mohegan Gaming & Entertainment
7.88%, 10/15/24 (Call 05/16/22)(b)(c)	250	255,937
8.00%, 02/01/26 (Call 02/01/23)(b)	855	755,350
Motion Bondco DAC, 6.63%, 11/15/27 (Call 11/15/22)(b)(c)	200	184,134
Peninsula Pacific Entertainment LLC/Peninsula Pacific Entertainment Finance Inc., 8.50%, 11/15/27 (Call 11/15/23)(b)	453	496,126
Penn National Gaming Inc.
4.13%, 07/01/29 (Call 07/01/24)(b)	235	199,224
5.63%, 01/15/27 (Call 05/31/22)(b)	275	263,447
Powdr Corp., 6.00%, 08/01/25 (Call 08/01/22)(b)	115	116,893
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.
5.63%, 09/01/29 (Call 09/01/24)(b)	480	383,107
5.88%, 09/01/31 (Call 09/01/26)(b)	455	353,062
Raptor Acquisition Corp./Raptor Co-Issuer LLC, 4.88%, 11/01/26 (Call 11/01/22)(b)	210	197,432
Resorts World Las Vegas LLC
4.63%, 04/16/29(d)	600	525,756
4.63%, 04/06/31 (Call 01/06/31)(b)	220	187,035
Scientific Games Holdings LP/Scientific Games U.S. FinCo Inc., 6.63%, 03/01/30 (Call 03/01/25)(b)	550	522,500
Scientific Games International Inc.
7.00%, 05/15/28 (Call 05/15/23)(b)	405	414,793
7.25%, 11/15/29 (Call 11/15/24)(b)	290	304,372
8.63%, 07/01/25 (Call 07/01/22)(b)	330	346,500
SeaWorld Parks & Entertainment Inc.
5.25%, 08/15/29 (Call 08/15/24)(b)	440	400,594
8.75%, 05/01/25 (Call 05/31/22)(b)	100	104,500
Six Flags Entertainment Corp.
4.88%, 07/31/24 (Call 05/31/22)(b)(c)	527	525,066
5.50%, 04/15/27 (Call 05/31/22)(b)	265	260,021
Six Flags Theme Parks Inc., 7.00%, 07/01/25 (Call 07/01/22)(b)	340	353,080
Speedway Motorsports LLC/Speedway Funding II Inc., 4.88%, 11/01/27 (Call 11/01/22)(b)	210	200,281
Vail Resorts Inc., 6.25%, 05/15/25 (Call 05/31/22)(b)	252	259,109
WMG Acquisition Corp.
3.00%, 02/15/31 (Call 02/15/26)(b)	555	464,457
3.75%, 12/01/29 (Call 12/01/24)(b)(c)	300	268,971
3.88%, 07/15/30 (Call 07/15/25)(b)	475	427,771
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
5.13%, 10/01/29 (Call 07/01/29)(b)	535	468,794
7.75%, 04/15/25 (Call 05/31/22)(b)	315	324,765

		38,421,376

Environmental Control — 0.1%
Clean Harbors Inc.
4.88%, 07/15/27 (Call 07/15/22)(b)	285	281,358
5.13%, 07/15/29 (Call 07/15/24)(b)	155	152,176
Covanta Holding Corp, 4.88%, 12/01/29 (Call 12/01/24)(b)	445	404,225
Covanta Holding Corp., 5.00%, 09/01/30 (Call 09/01/25)	360	325,876
FS Luxembourg Sarl, 10.00%, 12/15/25(d)	600	614,778
GFL Environmental Inc.
3.50%, 09/01/28 (Call 03/01/28)(b)	505	453,596

Security	Par (000)	Value

Environmental Control (continued)
3.75%, 08/01/25 (Call 08/01/22)(b)	$425	$406,381
4.00%, 08/01/28 (Call 08/01/23)(b)	470	414,225
4.25%, 06/01/25 (Call 06/01/22)(b)	286	277,652
4.38%, 08/15/29 (Call 08/15/24)(b)	285	252,527
4.75%, 06/15/29 (Call 06/15/24)(b)	450	408,424
5.13%, 12/15/26 (Call 12/15/22)(b)	275	270,372
Harsco Corp., 5.75%, 07/31/27 (Call 07/31/22)(b)	275	250,382
Madison IAQ LLC
4.13%, 06/30/28 (Call 06/30/24)(b)	365	320,368
5.88%, 06/30/29 (Call 06/30/24)(b)	615	501,366
Nature Conservancy (The), 3.96%, 03/01/52 (Call 09/01/51)	110	103,410
Republic Services Inc.
0.88%, 11/15/25 (Call 10/15/25)	673	609,200
1.45%, 02/15/31 (Call 11/15/30)	870	691,345
1.75%, 02/15/32 (Call 11/15/31)	645	517,890
2.30%, 03/01/30 (Call 12/01/29)	304	264,626
2.38%, 03/15/33 (Call 12/15/32)	900	751,671
2.50%, 08/15/24 (Call 07/15/24)	995	973,627
2.90%, 07/01/26 (Call 04/01/26)	543	523,647
3.05%, 03/01/50 (Call 09/01/49)	263	203,594
3.20%, 03/15/25 (Call 12/15/24)	290	286,630
3.38%, 11/15/27 (Call 08/15/27)	463	448,855
3.95%, 05/15/28 (Call 02/15/28)	505	503,288
4.75%, 05/15/23 (Call 02/15/23)	250	253,812
5.70%, 05/15/41 (Call 11/15/40)	25	27,562
Stericycle Inc.
3.88%, 01/15/29 (Call 11/15/23)(b)	260	229,471
5.38%, 07/15/24 (Call 05/16/22)(b)	310	309,030
Tervita Corp., 11.00%, 12/01/25 (Call 12/01/23)(b)	222	247,497
Waste Connections Inc.
2.20%, 01/15/32 (Call 10/15/31)	500	420,965
2.60%, 02/01/30 (Call 11/01/29)	227	202,457
2.95%, 01/15/52 (Call 07/15/51)	355	265,455
3.05%, 04/01/50 (Call 10/01/49)	15	11,518
3.20%, 06/01/32 (Call 03/01/32)	465	422,434
3.50%, 05/01/29 (Call 02/01/29)	1,472	1,404,847
4.25%, 12/01/28 (Call 09/01/28)	325	326,007
Waste Management Inc.
0.75%, 11/15/25 (Call 10/15/25)	316	288,445
1.15%, 03/15/28 (Call 01/15/28)	1,138	978,794
1.50%, 03/15/31 (Call 12/15/30)	250	202,837
2.00%, 06/01/29 (Call 04/01/29)	198	176,089
2.40%, 05/15/23 (Call 03/15/23)	725	725,312
2.50%, 11/15/50 (Call 05/15/50)	163	116,485
2.95%, 06/01/41 (Call 12/01/40)	570	465,701
3.13%, 03/01/25 (Call 12/01/24)	117	116,419
3.15%, 11/15/27 (Call 08/15/27)(c)	388	376,391
4.15%, 07/15/49 (Call 01/15/49)	334	321,228
Waste Pro USA Inc., 5.50%, 02/15/26 (Call 05/31/22)(b)	310	275,568

		19,375,813

Food — 0.6%
Ahold Finance USA LLC, 6.88%, 05/01/29	287	326,861
Albertsons Companies Inc./Safeway Inc./New Albertsons LP/Albertsons LLC
3.25%, 03/15/26 (Call 09/15/22)(b)	626	572,314
3.50%, 03/15/29 (Call 09/15/23)(b)	865	728,148
4.63%, 01/15/27 (Call 01/15/23)(b)	805	754,019
4.88%, 02/15/30 (Call 02/15/25)(b)	695	629,475
5.88%, 02/15/28 (Call 08/15/22)(b)	429	416,967

S C H E D U L E O F I N V E S T M E N T S	63

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
7.50%, 03/15/26 (Call 05/31/22)(b)	$299	$314,635
Almarai Sukuk Ltd., 4.31%, 03/05/24(d)	400	406,516
Alsea SAB de CV, 7.75%, 12/14/26 (Call 12/14/23)(c)(d)	400	402,600
Arcor SAIC, 6.00%, 07/06/23(d)	300	300,828
B&G Foods Inc.
5.25%, 04/01/25 (Call 05/31/22)	545	518,867
5.25%, 09/15/27 (Call 05/31/22)	370	338,842
Bestfoods, Series E, 7.25%, 12/15/26	250	289,923
Bimbo Bakeries USA Inc., 4.00%, 05/17/51 (Call 11/17/50)(d)	200	170,968
Blossom Joy Ltd.
2.20%, 10/21/30 (Call 07/21/30)(d)	600	511,440
3.10%, (Call 07/21/25)(a)(d)(e)	400	386,788
BRF SA
4.88%, 01/24/30 (Call 10/24/29)(d)	200	178,530
5.75%, 09/21/50 (Call 03/21/50)(d)	1,020	809,941
C&S Group Enterprises LLC, 5.00%, 12/15/28 (Call 12/15/23)(b)	240	205,198
Campbell Soup Co.
2.38%, 04/24/30 (Call 01/24/30)	195	168,123
3.13%, 04/24/50 (Call 10/24/49)	323	240,364
3.30%, 03/19/25 (Call 12/19/24)	100	98,850
3.95%, 03/15/25 (Call 01/15/25)	306	307,714
4.15%, 03/15/28 (Call 12/15/27)	460	457,925
4.80%, 03/15/48 (Call 09/15/47)	525	511,439
Cencosud SA
4.38%, 07/17/27 (Call 04/17/27)(d)	400	386,900
5.15%, 02/12/25 (Call 11/12/24)(d)	400	406,200
6.63%, 02/12/45 (Call 08/12/44)(d)	200	227,550
China Mengniu Dairy Co. Ltd.
1.88%, 06/17/25 (Call 05/17/25)(d)	200	187,578
2.50%, 06/17/30 (Call 03/17/30)(d)	600	519,846
3.00%, 07/18/24(d)	400	393,948
China Modern Dairy Holdings Ltd., 2.13%, 07/14/26 (Call 06/14/26)(d)	200	175,934
Chobani LLC/Chobani Finance Corp. Inc.
4.63%, 11/15/28 (Call 11/15/23)(b)	245	220,473
7.50%, 04/15/25 (Call 05/31/22)(b)(c)	205	192,940
CK Hutchison International 20 Ltd., 2.50%, 05/08/30 (Call 02/08/30)(b)	535	476,161
CK Hutchison International 21 Ltd., 2.50%, 04/15/31 (Call 01/15/31)(b)	680	593,280
Conagra Brands Inc.
1.38%, 11/01/27 (Call 09/01/27)	490	416,074
4.30%, 05/01/24 (Call 04/01/24)	711	719,482
4.60%, 11/01/25 (Call 09/01/25)	446	451,374
4.85%, 11/01/28 (Call 08/01/28)	820	825,469
5.30%, 11/01/38 (Call 05/01/38)	556	552,881
5.40%, 11/01/48 (Call 05/01/48)	947	945,447
7.00%, 10/01/28	227	254,510
8.25%, 09/15/30	245	293,157
Danone SA
2.59%, 11/02/23 (Call 09/02/23)(b)	453	449,272
2.95%, 11/02/26 (Call 08/02/26)(b)	470	455,806
Del Monte Foods Inc., 11.88%, 05/15/25 (Call 05/16/22)(b)	250	273,083
FAGE International SA/FAGE USA Dairy Industry Inc., 5.63%, 08/15/26 (Call 05/30/22)(b)	205	192,874
Flowers Foods Inc., 2.40%, 03/15/31 (Call 12/15/30)	819	686,306

Security	Par (000)	Value

Food (continued)
Fresh Market Inc. (The), 9.75%, 05/01/23 (Call 05/31/22)(b)	$100	$97,533
General Mills Inc.
2.25%, 10/14/31 (Call 07/14/31)	700	590,653
2.88%, 04/15/30 (Call 01/15/30)	733	666,304
3.00%, 02/01/51 (Call 08/01/50)	988	755,524
3.20%, 02/10/27 (Call 11/10/26)	367	358,258
3.65%, 02/15/24 (Call 11/15/23)	308	309,996
3.70%, 10/17/23 (Call 09/17/23)	1,033	1,042,679
4.00%, 04/17/25 (Call 02/17/25)	199	201,635
4.15%, 02/15/43 (Call 08/15/42)	11	10,134
4.20%, 04/17/28 (Call 01/17/28)	972	980,019
4.70%, 04/17/48 (Call 10/17/47)	75	76,300
5.40%, 06/15/40	295	315,320
Grupo Bimbo SAB de CV
3.88%, 06/27/24(d)	600	603,456
4.00%, 09/06/49(d)	400	343,164
4.70%, 11/10/47 (Call 05/10/47)(d)	400	387,664
4.88%, 06/27/44(d)	200	193,116
5.95%, (Call 04/17/23)(a)(c)(d)(e)	400	401,784
Hershey Co. (The)
0.90%, 06/01/25 (Call 05/01/25)	350	326,575
1.70%, 06/01/30 (Call 03/01/30)	100	84,862
2.05%, 11/15/24 (Call 10/15/24)	500	488,480
2.30%, 08/15/26 (Call 05/15/26)	1,008	964,122
2.45%, 11/15/29 (Call 08/15/29)	249	227,666
2.65%, 06/01/50 (Call 12/01/49)	35	26,267
3.13%, 11/15/49 (Call 05/15/49)	200	164,402
3.20%, 08/21/25 (Call 05/21/25)	10	9,967
3.38%, 08/15/46 (Call 02/15/46)	10	8,762
H-Food Holdings LLC/Hearthside Finance Co. Inc., 8.50%, 06/01/26 (Call 05/10/22)(b)	219	206,026
Hormel Foods Corp.
0.65%, 06/03/24 (Call 06/03/22)	110	104,776
1.70%, 06/03/28 (Call 04/03/28)	319	283,151
1.80%, 06/11/30 (Call 03/11/30)	445	377,231
3.05%, 06/03/51 (Call 12/03/50)	406	324,536
Indofood CBP Sukses Makmur Tbk PT
3.40%, 06/09/31 (Call 12/09/30)(d)	600	502,134
3.54%, 04/27/32 (Call 10/27/31)(d)	200	167,580
4.75%, 06/09/51 (Call 12/09/50)(d)	600	474,966
4.81%, 04/27/52 (Call 04/27/51)(d)	200	158,482
Ingles Markets Inc., 4.00%, 06/15/31 (Call 06/15/26)(b)	160	143,838
Ingredion Inc.
2.90%, 06/01/30 (Call 03/01/30)	462	411,531
3.20%, 10/01/26 (Call 07/01/26)	327	316,408
3.90%, 06/01/50 (Call 12/01/49)	165	143,212
JBS Finance Luxembourg Sarl
2.50%, 01/15/27 (Call 12/15/26)(b)	305	275,781
3.63%, 01/15/32 (Call 01/15/27)(b)	1,611	1,374,167
JBS USA LUX SA/JBS USA Finance Inc., 6.75%, 02/15/28 (Call 02/15/23)(b)	440	457,230
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance Inc.
3.00%, 02/02/29 (Call 12/02/28)(b)	650	579,345
3.75%, 12/01/31 (Call 12/01/26)(b)	620	545,836
4.38%, 02/02/52 (Call 08/02/51)(b)	515	421,095
5.50%, 01/15/30 (Call 01/15/25)(b)	684	676,490
6.50%, 04/15/29 (Call 04/15/24)(b)	426	440,706
JGSH Philippines Ltd., 4.13%, 07/09/30(d)	900	860,787

64	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
JM Smucker Co. (The)
2.13%, 03/15/32 (Call 12/15/31)(c)	$1,095	$898,765
2.38%, 03/15/30 (Call 12/15/29)	290	251,407
3.38%, 12/15/27 (Call 09/15/27)	1,114	1,079,644
3.50%, 03/15/25	1,208	1,204,714
3.55%, 03/15/50 (Call 09/15/49)	265	213,455
4.25%, 03/15/35	260	248,446
4.38%, 03/15/45	59	54,058
KeHE Distributors LLC/KeHE Finance Corp., 8.63%, 10/15/26 (Call 10/15/22)(b)	81	85,739
Kellogg Co.
2.10%, 06/01/30 (Call 03/01/30)	805	681,521
2.65%, 12/01/23	642	637,949
3.25%, 04/01/26	392	384,603
3.40%, 11/15/27 (Call 08/15/27)	310	300,257
4.30%, 05/15/28 (Call 02/15/28)	285	288,121
4.50%, 04/01/46	290	280,024
Series B, 7.45%, 04/01/31	597	718,597
Kerry Group Financial Services Unlimited Co., 3.20%, 04/09/23 (Call 01/09/23)(b)	50	49,932
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40	165	181,924
Kraft Heinz Foods Co.
3.00%, 06/01/26 (Call 03/01/26)	1,349	1,289,023
3.75%, 04/01/30 (Call 01/01/30)	515	488,725
3.88%, 05/15/27 (Call 02/15/27)	720	705,002
4.25%, 03/01/31 (Call 12/01/30)	592	573,891
4.38%, 06/01/46 (Call 12/01/45)	1,521	1,332,959
4.63%, 01/30/29 (Call 10/30/28)	272	272,658
4.63%, 10/01/39 (Call 04/01/39)	320	295,776
4.88%, 10/01/49 (Call 04/01/49)	910	846,755
5.00%, 07/15/35 (Call 01/15/35)	515	513,038
5.00%, 06/04/42	930	893,804
5.20%, 07/15/45 (Call 01/15/45)	1,135	1,107,646
5.50%, 06/01/50 (Call 12/01/49)	480	485,078
6.50%, 02/09/40	420	464,020
6.75%, 03/15/32	250	287,513
6.88%, 01/26/39	550	629,211
7.13%, 08/01/39(b)	570	667,555
Kroger Co. (The)
1.70%, 01/15/31 (Call 10/15/30)	645	528,584
2.20%, 05/01/30 (Call 02/01/30)	360	310,676
2.65%, 10/15/26 (Call 07/15/26)	915	867,777
3.50%, 02/01/26 (Call 11/01/25)	635	626,891
3.70%, 08/01/27 (Call 05/01/27)	357	353,723
3.85%, 08/01/23 (Call 05/01/23)	386	389,374
3.88%, 10/15/46 (Call 04/15/46)	220	190,806
3.95%, 01/15/50 (Call 07/15/49)	582	512,736
4.45%, 02/01/47 (Call 08/01/46)	467	439,947
4.50%, 01/15/29 (Call 10/15/28)	239	242,853
4.65%, 01/15/48 (Call 07/15/47)	518	501,776
5.00%, 04/15/42 (Call 10/15/41)	175	176,393
5.15%, 08/01/43 (Call 02/01/43)	396	407,935
5.40%, 07/15/40 (Call 01/15/40)	495	519,710
5.40%, 01/15/49 (Call 07/15/48)	285	307,330
6.90%, 04/15/38	39	47,121
7.50%, 04/01/31	40	48,565
Lamb Weston Holdings Inc.
4.13%, 01/31/30 (Call 01/31/25)(b)	555	495,021
4.38%, 01/31/32 (Call 01/31/27)(b)	475	426,455
4.88%, 05/15/28 (Call 11/15/27)(b)	305	297,168

Security	Par (000)	Value

Food (continued)
Land O’Lakes Capital Trust I, 7.45%, 03/15/28(b)	$105	$117,018
MARB BondCo PLC, 3.95%, 01/29/31 (Call 01/29/26)(d)	800	663,304
Mars Inc.
0.88%, 07/16/26 (Call 06/16/26)(b)	602	538,031
2.38%, 07/16/40 (Call 01/16/40)(b)	610	456,121
2.45%, 07/16/50 (Call 01/16/50)(b)	680	474,280
2.70%, 04/01/25 (Call 03/01/25)(b)	591	579,334
3.20%, 04/01/30 (Call 01/01/30)(b)	91	85,753
3.60%, 04/01/34 (Call 01/01/34)(b)	602	564,628
3.88%, 04/01/39 (Call 10/01/38)(b)	340	314,565
3.95%, 04/01/44 (Call 10/01/43)(b)	45	41,604
3.95%, 04/01/49 (Call 10/01/48)(b)	455	424,665
4.13%, 04/01/54 (Call 10/01/53)(b)	340	320,906
4.20%, 04/01/59 (Call 10/01/58)(b)	354	336,049
McCormick & Co. Inc./MD
0.90%, 02/15/26 (Call 01/15/26)	410	367,852
1.85%, 02/15/31 (Call 11/15/30)	442	362,568
3.15%, 08/15/24 (Call 06/15/24)	1,160	1,154,328
3.40%, 08/15/27 (Call 05/15/27)	888	863,251
4.20%, 08/15/47 (Call 02/15/47)	160	152,037
Minerva Luxembourg SA, 4.38%, 03/18/31(d)	1,200	1,004,772
Mondelez International Holdings Netherlands BV 0.75%, 09/24/24(b)	595	558,842
1.25%, 09/24/26 (Call 08/24/26)(b)	795	715,572
2.13%, 09/19/22(b)	172	171,988
2.25%, 09/19/24 (Call 08/19/24)(b)	650	632,950
Mondelez International Inc.
1.50%, 05/04/25 (Call 04/04/25)	991	935,672
1.50%, 02/04/31 (Call 11/04/30)	675	541,573
1.88%, 10/15/32 (Call 07/15/32)	683	547,807
2.63%, 09/04/50 (Call 03/04/50)	343	241,047
2.75%, 04/13/30 (Call 01/13/30)	443	397,145
NBM U.S. Holdings Inc., 7.00%, 05/14/26 (Call 05/31/22)(d)	1,000	1,032,310
Nestle Holdings Inc.
0.38%, 01/15/24(b)	190	182,020
0.63%, 01/15/26 (Call 12/15/25)(b)	570	515,303
1.00%, 09/15/27 (Call 07/15/27)(b)	330	289,922
1.15%, 01/14/27 (Call 12/14/26)(b)(c)	685	616,356
1.50%, 09/14/28 (Call 07/14/28)(b)	400	351,632
1.88%, 09/14/31 (Call 06/14/31)(b)(c)	415	353,169
2.50%, 09/14/41 (Call 03/14/41)(b)(c)	750	593,047
2.63%, 09/14/51 (Call 03/14/51)(b)(c)	300	228,063
3.35%, 09/24/23 (Call 08/24/23)(b)	496	500,266
3.50%, 09/24/25 (Call 07/24/25)(b)	200	201,380
3.63%, 09/24/28 (Call 06/24/28)(b)(c)	125	124,165
3.90%, 09/24/38 (Call 03/24/38)(b)	575	555,162
4.00%, 09/24/48 (Call 03/24/48)(b)	945	915,809
Performance Food Group Inc.
4.25%, 08/01/29 (Call 08/01/24)(b)	560	498,198
5.50%, 10/15/27 (Call 10/15/22)(b)(c)	700	678,881
6.88%, 05/01/25 (Call 05/31/22)(b)	113	116,181
Pilgrim’s Pride Corp.
3.50%, 03/01/32 (Call 09/01/26)(b)	520	440,747
4.25%, 04/15/31 (Call 04/15/26)(b)	583	529,865
5.88%, 09/30/27 (Call 09/30/22)(b)	535	538,734
Post Holdings Inc.
4.50%, 09/15/31 (Call 09/15/26)(b)	1,055	879,870
4.63%, 04/15/30 (Call 04/15/25)(b)	1,130	966,410

S C H E D U L E O F I N V E S T M E N T S	65

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
5.50%, 12/15/29 (Call 12/15/24)(b)	$790	$718,039
5.63%, 01/15/28 (Call 12/01/22)(b)	585	553,644
5.75%, 03/01/27 (Call 05/16/22)(b)	281	277,965
Safeway Inc., 7.25%, 02/01/31	135	140,403
SEG Holding LLC/SEG Finance Corp., 5.63%, 10/15/28 (Call 10/15/23)(b)	190	185,442
Sigma Alimentos SA de CV, 4.13%, 05/02/26 (Call 02/02/26)(c)(d)	800	789,488
Sigma Finance Netherlands BV, 4.88%, 03/27/28 (Call 12/27/27)(d)	200	201,024
Sigma Holdco BV, 7.88%, 05/15/26 (Call 05/10/22)(b)(c)	350	262,577
Simmons Foods Inc./Simmons Prepared
Foods Inc./Simmons Pet Food Inc./Simmons Feed, 4.63%, 03/01/29 (Call 03/01/24)(b)	465	419,439
Smithfield Foods Inc.
2.63%, 09/13/31 (Call 06/13/31)(b)	690	570,906
3.00%, 10/15/30 (Call 07/15/30)(b)	563	487,417
4.25%, 02/01/27 (Call 11/01/26)(b)	470	464,477
5.20%, 04/01/29 (Call 01/01/29)(b)	689	699,955
Sysco Corp.
2.40%, 02/15/30 (Call 11/15/29)	40	35,044
2.45%, 12/14/31 (Call 09/14/31)	500	429,545
3.15%, 12/14/51 (Call 06/14/51)	200	146,424
3.25%, 07/15/27 (Call 04/15/27)	708	681,726
3.30%, 07/15/26 (Call 04/15/26)	755	736,457
3.30%, 02/15/50 (Call 08/15/49)	165	124,326
3.75%, 10/01/25 (Call 07/01/25)	319	320,097
4.45%, 03/15/48 (Call 09/15/47)	350	321,031
4.50%, 04/01/46 (Call 10/01/45)	560	518,980
4.85%, 10/01/45 (Call 04/01/45)	430	412,692
5.38%, 09/21/35	235	247,537
5.95%, 04/01/30 (Call 01/01/30)	665	724,099
6.60%, 04/01/50 (Call 10/01/49)	877	1,039,227
Tesco PLC, 6.15%, 11/15/37(b)	200	220,372
TreeHouse Foods Inc., 4.00%, 09/01/28 (Call 09/01/23)(c)	340	278,739
Tyson Foods Inc.
3.55%, 06/02/27 (Call 03/02/27)	889	871,398
3.90%, 09/28/23 (Call 08/28/23)	412	415,560
3.95%, 08/15/24 (Call 05/15/24)	1,194	1,203,982
4.00%, 03/01/26 (Call 01/01/26)	450	451,413
4.35%, 03/01/29 (Call 12/01/28)	473	477,475
4.55%, 06/02/47 (Call 12/02/46)	577	553,505
4.88%, 08/15/34 (Call 02/15/34)	454	464,919
5.10%, 09/28/48 (Call 03/28/48)	759	783,675
5.15%, 08/15/44 (Call 02/15/44)	180	184,833
U.S. Foods Inc.
4.63%, 06/01/30 (Call 06/01/25)(b)	330	296,429
4.75%, 02/15/29 (Call 02/15/24)(b)	530	489,280
6.25%, 04/15/25 (Call 05/31/22)(b)	459	471,939
Ulker Biskuvi Sanayi AS, 6.95%, 10/30/25(d)	400	343,408
United Natural Foods Inc., 6.75%, 10/15/28 (Call 10/15/23)(b)	325	326,108

		109,338,569

Food Service — 0.0%
Aramark Services Inc.
5.00%, 04/01/25 (Call 05/31/22)(b)	463	460,486
5.00%, 02/01/28 (Call 02/01/23)(b)	726	677,329
6.38%, 05/01/25 (Call 05/31/22)(b)	750	763,410

Security	Par (000)	Value

Food Service (continued)
TKC Holdings Inc.
6.88%, 05/15/28 (Call 05/15/24)(b)	$335	$320,179
10.50%, 05/15/29 (Call 05/15/24)(b)	475	458,812

		2,680,216

Forest Products & Paper — 0.1%
Ahlstrom-Munksjo Holding 3 Oy, 4.88%, 02/04/28 (Call 02/04/24)(b)	290	258,175
Celulosa Arauco y Constitucion SA
3.88%, 11/02/27 (Call 08/02/27)	567	549,758
4.20%, 01/29/30 (Call 10/29/29)(d)	200	186,830
4.25%, 04/30/29 (Call 01/30/29)(d)	400	374,732
4.50%, 08/01/24 (Call 05/01/24)	320	323,155
5.15%, 01/29/50 (Call 07/29/49)(d)	450	403,614
5.50%, 11/02/47 (Call 05/02/47)	285	261,319
5.50%, 04/30/49 (Call 10/30/48)(c)(d)	200	183,454
Clearwater Paper Corp.
4.75%, 08/15/28 (Call 08/15/23)(b)	265	233,799
5.38%, 02/01/25(b)(c)	92	91,973
Domtar Corp.
6.25%, 09/01/42	39	27,938
6.75%, 10/01/28 (Call 10/01/24)(b)	327	324,031
Fibria Overseas Finance Ltd.
4.00%, 01/14/25 (Call 11/14/24)	180	180,486
5.50%, 01/17/27	1,294	1,326,609
Georgia-Pacific LLC
0.63%, 05/15/24(b)	725	687,474
0.95%, 05/15/26 (Call 04/15/26)(b)	612	552,373
1.75%, 09/30/25 (Call 08/30/25)(b)	626	588,409
2.10%, 04/30/27 (Call 02/28/27)(b)	622	573,528
2.30%, 04/30/30 (Call 01/30/30)(b)	100	88,369
3.60%, 03/01/25 (Call 12/01/24)(b)	205	205,232
3.73%, 07/15/23 (Call 04/15/23)(b)	935	943,041
7.75%, 11/15/29	70	86,228
8.00%, 01/15/24	433	467,393
Glatfelter Corp., 4.75%, 11/15/29 (Call 11/01/24)(b)	240	192,434
International Paper Co.
4.35%, 08/15/48 (Call 02/15/48)	463	429,845
4.40%, 08/15/47 (Call 02/15/47)	595	553,868
4.80%, 06/15/44 (Call 12/15/43)	561	549,550
5.00%, 09/15/35 (Call 03/15/35)(c)	50	52,069
6.00%, 11/15/41 (Call 05/15/41)	347	380,944
7.30%, 11/15/39	450	547,609
Inversiones CMPC SA
3.85%, 01/13/30 (Call 10/13/29)(d)	600	553,734
4.38%, 04/04/27(c)(d)	200	200,486
4.75%, 09/15/24 (Call 06/15/24)(d)	200	201,888
Inversiones CMPC SA/Cayman Islands Branch, 4.38%, 05/15/23 (Call 02/15/23)(d)	400	401,236
Mercer International Inc.
5.13%, 02/01/29 (Call 02/01/24)	450	418,648
5.50%, 01/15/26 (Call 05/31/22)	170	168,564
Resolute Forest Products Inc., 4.88%, 03/01/26 (Call 03/01/23)(b)(c)	210	199,951
Stora Enso OYJ, 7.25%, 04/15/36(b)	565	660,485
Suzano Austria GmbH
2.50%, 09/15/28 (Call 07/15/28)	380	323,722
3.13%, 01/15/32 (Call 10/15/31)	610	493,655
3.75%, 01/15/31 (Call 10/15/30)	45	39,159
5.00%, 01/15/30 (Call 10/15/29)	1,108	1,053,486
5.75%, 07/14/26(d)	200	211,092

66	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Forest Products & Paper (continued)
6.00%, 01/15/29 (Call 10/15/28)	$915	$925,623
7.00%, 03/16/47 (Call 09/16/46)(d)	800	809,216
Sylvamo Corp., 7.00%, 09/01/29 (Call 09/01/24)(b)	225	221,418

		18,506,602

Gas — 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.50%, 05/20/25 (Call 02/20/25)	390	383,928
5.63%, 05/20/24 (Call 03/20/24)	406	408,180
5.75%, 05/20/27 (Call 02/20/27)	385	378,066
5.88%, 08/20/26 (Call 05/20/26)	430	424,861
APT Pipelines Ltd.
4.20%, 03/23/25 (Call 12/23/24)(b)	684	686,442
4.25%, 07/15/27 (Call 04/15/27)(b)	5	4,981
5.00%, 03/23/35 (Call 12/23/34)(b)	65	66,661
Atmos Energy Corp.
1.50%, 01/15/31 (Call 10/15/30)	570	463,188
2.63%, 09/15/29 (Call 06/15/29)	145	131,827
3.00%, 06/15/27 (Call 03/15/27)	65	62,665
3.38%, 09/15/49 (Call 03/15/49)	543	455,734
4.13%, 10/15/44 (Call 04/15/44)	425	394,782
4.13%, 03/15/49 (Call 09/15/48)	265	250,489
4.15%, 01/15/43 (Call 07/15/42)	95	87,357
4.30%, 10/01/48 (Call 04/01/48)	708	678,299
5.50%, 06/15/41 (Call 12/15/40)	178	195,512
Boston Gas Co.
3.00%, 08/01/29 (Call 05/01/29)(b)	325	294,781
3.15%, 08/01/27 (Call 05/01/27)(b)	495	467,097
3.76%, 03/16/32 (Call 12/16/31)(b)	115	108,304
4.49%, 02/15/42(b)	269	250,832
Brooklyn Union Gas Co. (The)
3.41%, 03/10/26 (Call 12/10/25)(b)	50	48,572
3.87%, 03/04/29 (Call 12/04/28)(b)	335	318,957
4.27%, 03/15/48 (Call 09/15/47)(b)	575	500,411
4.49%, 03/04/49 (Call 09/04/48)(b)	511	456,926
4.50%, 03/10/46 (Call 09/10/45)(b)	413	369,685
CenterPoint Energy Resources Corp.
1.75%, 10/01/30 (Call 07/01/30)	675	558,029
4.00%, 04/01/28 (Call 01/01/28)	325	321,792
4.10%, 09/01/47 (Call 03/01/47)	401	370,773
5.85%, 01/15/41 (Call 07/15/40)	35	38,952
East Ohio Gas Co. (The)
1.30%, 06/15/25 (Call 05/15/25)(b)	925	858,816
2.00%, 06/15/30 (Call 03/15/30)(b)	295	249,133
3.00%, 06/15/50 (Call 12/15/49)(b)	325	246,265
Eastern Energy Gas Holdings LLC
3.55%, 11/01/23 (Call 08/01/23)	190	190,722
3.60%, 12/15/24 (Call 09/15/24)	159	158,364
Series A, 2.50%, 11/15/24 (Call 10/15/24)	472	460,073
ENN Clean Energy International Investment Ltd., 3.38%, 05/12/26 (Call 05/12/24)(d)	1,000	919,370
ENN Energy Holdings Ltd., 2.63%, 09/17/30 (Call 06/17/30)(d)	600	514,182
Grupo Energia Bogota SA ESP, 4.88%, 05/15/30 (Call 02/15/30)(d)	200	193,112
KeySpan Gas East Corp.
2.74%, 08/15/26 (Call 05/15/26)(b)	330	312,573
3.59%, 01/18/52 (Call 07/18/51)(b)	115	92,506
5.82%, 04/01/41(b)	240	255,883
Korea Gas Corp.
1.13%, 07/13/26(d)	400	361,656

Security	Par (000)	Value

Gas (continued)
2.00%, 07/13/31(d)	$200	$172,962
2.88%, 07/16/29(d)	700	666,190
3.50%, 07/21/25(d)	625	625,844
3.50%, 07/02/26(d)	400	398,504
3.88%, 02/12/24(d)	400	405,688
Nakilat Inc., 6.07%, 12/31/33(b)	474	519,260
National Fuel Gas Co.
2.95%, 03/01/31 (Call 12/01/30)	380	324,600
3.95%, 09/15/27 (Call 06/15/27)	397	379,917
4.75%, 09/01/28 (Call 06/01/28)	240	234,334
5.20%, 07/15/25 (Call 04/15/25)	55	56,203
5.50%, 01/15/26 (Call 12/15/25)	781	806,015
NiSource Inc.
0.95%, 08/15/25 (Call 07/15/25)	1,132	1,026,543
1.70%, 02/15/31 (Call 11/15/30)	700	552,587
2.95%, 09/01/29 (Call 06/01/29)	285	257,076
3.49%, 05/15/27 (Call 02/15/27)	782	759,736
3.60%, 05/01/30 (Call 02/01/30)	770	718,256
3.95%, 03/30/48 (Call 09/30/47)	183	155,215
4.38%, 05/15/47 (Call 11/15/46)	832	749,965
4.80%, 02/15/44 (Call 08/15/43)	485	449,663
5.25%, 02/15/43 (Call 08/15/42)	130	128,589
5.65%, 02/01/45 (Call 08/01/44)	490	503,436
5.95%, 06/15/41 (Call 12/15/40)	401	428,890
ONE Gas Inc.
1.10%, 03/11/24 (Call 05/16/22)	150	143,395
2.00%, 05/15/30 (Call 02/15/30)	60	51,402
3.61%, 02/01/24 (Call 11/01/23)	273	272,681
4.50%, 11/01/48 (Call 05/01/48)	365	348,750
4.66%, 02/01/44 (Call 08/01/43)	260	248,890
Perusahaan Gas Negara Tbk PT, 5.13%, 05/16/24(d)	600	612,348
Piedmont Natural Gas Co. Inc.
2.50%, 03/15/31 (Call 12/15/30)	310	267,632
3.35%, 06/01/50 (Call 12/01/49)	372	295,558
3.50%, 06/01/29 (Call 03/01/29)	471	447,191
3.64%, 11/01/46 (Call 05/01/46)	164	136,192
4.65%, 08/01/43 (Call 02/01/43)	80	77,255
Promigas SA ESP/Gases del Pacifico SAC, 3.75%, 10/16/29 (Call 07/16/29)(d)	400	349,576
SGSP Australia Assets Pty Ltd.
3.25%, 07/29/26(d)	200	194,216
3.50%, 07/07/27(d)	200	194,562
Shaoxing City Investment Group Ltd., 2.50%, 08/19/26 (Call 05/19/26)(d)	600	557,364
Southern California Gas Co.
2.95%, 04/15/27 (Call 03/15/27)	500	478,260
3.15%, 09/15/24 (Call 06/15/24)	15	14,940
3.20%, 06/15/25 (Call 03/15/25)	150	148,425
3.75%, 09/15/42 (Call 03/15/42)	273	243,931
5.13%, 11/15/40	10	10,387
Series TT, 2.60%, 06/15/26 (Call 03/15/26)	415	397,126
Series UU, 4.13%, 06/01/48 (Call 12/01/47)	355	329,032
Series VV, 4.30%, 01/15/49 (Call 07/15/48)	103	99,109
Series WW, 3.95%, 02/15/50 (Call 08/15/49)	438	399,005
Series XX, 2.55%, 02/01/30 (Call 11/01/29)	120	106,728
Southern Co. Gas Capital Corp.
2.45%, 10/01/23 (Call 08/01/23)	315	311,960
3.25%, 06/15/26 (Call 03/15/26)	153	149,144
3.95%, 10/01/46 (Call 04/01/46)	265	225,340
4.40%, 06/01/43 (Call 12/01/42)	660	597,656

S C H E D U L E O F I N V E S T M E N T S	67

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Gas (continued)
4.40%, 05/30/47 (Call 11/30/46)	$572	$525,142
5.88%, 03/15/41 (Call 09/15/40)	184	200,670
Series 2020-A, 1.75%, 01/15/31 (Call 10/15/30)	380	306,219
Series 21A, 3.15%, 09/30/51 (Call 03/30/51)	570	427,141
Southwest Gas Corp.
2.20%, 06/15/30 (Call 03/15/30)	262	218,215
3.18%, 08/15/51 (Call 02/15/51)	410	288,271
3.70%, 04/01/28 (Call 01/01/28)	210	203,026
3.80%, 09/29/46 (Call 03/29/46)	105	88,128
4.05%, 03/15/32 (Call 12/15/31)	305	288,066
4.15%, 06/01/49 (Call 12/01/48)	383	337,400
Spire Missouri Inc., 3.30%, 06/01/51 (Call 12/01/50)	60	48,475
Talent Yield International Ltd., 2.00%, 05/06/26 (Call 04/26/26)(d)	400	371,504
Towngas Finance Ltd., 4.75%, (Call 02/12/24)(a)(d)(e)	200	201,868
Washington Gas Light Co.
3.65%, 09/15/49 (Call 03/15/49)	223	194,458
Series K, 3.80%, 09/15/46 (Call 03/15/46)	167	150,564

		35,867,413

Hand & Machine Tools — 0.0%
Kennametal Inc.
2.80%, 03/01/31 (Call 12/01/30)	150	128,616
4.63%, 06/15/28 (Call 03/15/28)	223	222,583
Snap-on Inc.
3.10%, 05/01/50 (Call 11/01/49)	110	88,337
4.10%, 03/01/48 (Call 09/01/47)	585	560,839
Stanley Black & Decker Inc.
2.30%, 03/15/30 (Call 12/15/29)	232	203,079
2.75%, 11/15/50 (Call 05/15/50)	545	395,583
3.00%, 05/15/32 (Call 02/15/32)	240	215,940
3.40%, 03/01/26 (Call 01/01/26)	906	901,062
4.00%, 03/15/60 (Call 03/15/25)(a)	567	545,221
4.25%, 11/15/28 (Call 08/15/28)	280	282,201
4.85%, 11/15/48 (Call 05/15/48)	295	303,903
5.20%, 09/01/40	176	187,035
Werner FinCo LP/Werner FinCo Inc., 8.75%, 07/15/25 (Call 05/10/22)(b)	158	162,497

		4,196,896

Health Care - Products — 0.3%
Abbott Laboratories
1.15%, 01/30/28 (Call 11/30/27)	1,130	993,033
1.40%, 06/30/30 (Call 03/30/30)	258	216,882
2.95%, 03/15/25 (Call 12/15/24)	287	285,608
3.40%, 11/30/23 (Call 09/30/23)	415	418,760
3.75%, 11/30/26 (Call 08/30/26)	1,498	1,520,665
3.88%, 09/15/25 (Call 06/15/25)	410	417,228
4.75%, 11/30/36 (Call 05/30/36)	258	277,216
4.75%, 04/15/43 (Call 10/15/42)	1,030	1,090,173
4.90%, 11/30/46 (Call 05/30/46)	1,541	1,688,304
5.30%, 05/27/40	305	341,719
6.00%, 04/01/39	690	820,217
6.15%, 11/30/37	445	539,789
Alcon Finance Corp.
2.60%, 05/27/30 (Call 02/27/30)(b)	280	241,237
3.00%, 09/23/29 (Call 06/23/29)(b)	1,470	1,332,099
3.80%, 09/23/49 (Call 03/23/49)(b)	445	364,197
Avantor Funding Inc.
3.88%, 11/01/29 (Call 11/01/24)(b)	540	485,341
4.63%, 07/15/28 (Call 07/15/23)(b)	825	787,553

Security	Par (000)	Value

Health Care - Products (continued)
Baxter International Inc.
1.73%, 04/01/31 (Call 01/01/31)	$1,025	$826,437
1.92%, 02/01/27 (Call 01/01/27)(b)	1,895	1,724,166
2.27%, 12/01/28 (Call 10/01/28)(b)	1,285	1,141,298
2.60%, 08/15/26 (Call 05/15/26)	965	913,122
3.13%, 12/01/51 (Call 06/01/51)(b)	325	242,222
3.50%, 08/15/46 (Call 02/15/46)	260	211,296
3.95%, 04/01/30 (Call 01/01/30)	245	238,939
Boston Scientific Corp.
2.65%, 06/01/30 (Call 03/01/30)	1,175	1,046,655
3.45%, 03/01/24 (Call 02/01/24)	347	347,333
4.55%, 03/01/39 (Call 09/01/38)	461	452,218
4.70%, 03/01/49 (Call 09/01/48)	396	396,107
6.75%, 11/15/35	55	65,667
7.38%, 01/15/40	285	363,064
Danaher Corp.
2.60%, 10/01/50 (Call 04/01/50)	692	492,413
2.80%, 12/10/51 (Call 06/10/51)	800	590,648
3.35%, 09/15/25 (Call 06/15/25)	63	62,302
4.38%, 09/15/45 (Call 03/15/45)	317	299,771
DENTSPLY SIRONA Inc., 3.25%, 06/01/30 (Call 03/01/30)	55	48,979
DH Europe Finance II Sarl
2.20%, 11/15/24 (Call 10/15/24)	530	512,982
2.60%, 11/15/29 (Call 08/15/29)	917	827,794
3.25%, 11/15/39 (Call 05/15/39)	780	673,990
3.40%, 11/15/49 (Call 05/15/49)	410	340,189
Edwards Lifesciences Corp., 4.30%, 06/15/28 (Call 03/15/28)	920	926,836
Hologic Inc.
3.25%, 02/15/29 (Call 09/28/23)(b)	565	503,822
4.63%, 02/01/28 (Call 02/01/23)(b)(c)	241	236,296
Koninklijke Philips NV
5.00%, 03/15/42	565	572,944
6.88%, 03/11/38	170	206,193
Medtronic Global Holdings SCA, 3.35%, 04/01/27 (Call 01/01/27)	753	743,459
Medtronic Inc.
3.50%, 03/15/25	938	941,302
4.38%, 03/15/35	1,041	1,073,396
4.63%, 03/15/45	915	959,121
Mozart Debt Merger Sub Inc.
3.88%, 04/01/29 (Call 10/01/24)(b)	2,725	2,382,495
5.25%, 10/01/29 (Call 10/01/24)(b)(c)	1,460	1,270,039
Olympus Corp., 2.14%, 12/08/26 (Call 11/08/26)(b)	200	184,420
Ortho-Clinical Diagnostics Inc./Ortho-Clinical Diagnostics SA
7.25%, 02/01/28 (Call 02/01/23)(b)	342	347,516
7.38%, 06/01/25 (Call 06/01/22)(b)	197	201,817
PerkinElmer Inc.
1.90%, 09/15/28 (Call 07/15/28)	505	438,209
2.25%, 09/15/31 (Call 06/15/31)	315	259,283
3.30%, 09/15/29 (Call 06/15/29)	1,200	1,102,224
3.63%, 03/15/51 (Call 09/15/50)	260	210,486
Smith & Nephew PLC, 2.03%, 10/14/30 (Call 07/14/30).	1,115	900,474
STERIS Irish FinCo UnLtd Co.
2.70%, 03/15/31 (Call 12/15/30)	312	267,000
3.75%, 03/15/51 (Call 09/15/50)	720	585,511
Stryker Corp.
0.60%, 12/01/23 (Call 05/10/22)	100	96,387

68	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Products (continued)
1.15%, 06/15/25 (Call 05/15/25)	$345	$321,802
1.95%, 06/15/30 (Call 03/15/30)	802	680,457
2.90%, 06/15/50 (Call 12/15/49)	141	106,721
3.38%, 05/15/24 (Call 02/15/24)	408	408,233
3.38%, 11/01/25 (Call 08/01/25)	1,066	1,059,071
3.50%, 03/15/26 (Call 12/15/25)	927	919,918
3.65%, 03/07/28 (Call 12/07/27)	443	434,512
4.10%, 04/01/43 (Call 10/01/42)	394	360,281
4.38%, 05/15/44 (Call 11/15/43)	262	246,290
4.63%, 03/15/46 (Call 09/15/45)	570	567,190
Teleflex Inc.
4.25%, 06/01/28 (Call 06/01/23)(b)	500	471,090
4.63%, 11/15/27 (Call 11/15/22)(c)	410	400,968
Thermo Fisher Scientific Inc.
1.75%, 10/15/28 (Call 08/15/28)	815	716,638
2.00%, 10/15/31 (Call 07/15/31)	325	273,526
2.60%, 10/01/29 (Call 07/01/29)	1,358	1,235,400
2.80%, 10/15/41 (Call 04/15/41)	627	501,531
4.10%, 08/15/47 (Call 02/15/47)	70	67,446
5.30%, 02/01/44 (Call 08/01/43)	145	160,131
Varex Imaging Corp., 7.88%, 10/15/27 (Call 10/15/23)(b)	99	102,558
Zimmer Biomet Holdings Inc.
2.60%, 11/24/31 (Call 08/24/31)	750	643,080
3.05%, 01/15/26 (Call 12/15/25)	485	470,334
3.55%, 04/01/25 (Call 01/01/25)	30	29,848
4.45%, 08/15/45 (Call 02/15/45)	360	325,894
5.75%, 11/30/39	135	143,930

		48,693,692

Health Care - Services — 1.0%
Acadia Healthcare Co. Inc.
5.00%, 04/15/29 (Call 10/15/23)(b)	295	279,704
5.50%, 07/01/28 (Call 07/01/23)(b)	305	296,978
AdventHealth Obligated Group, Series E, 2.80%, 11/15/51 (Call 05/15/51)	111	84,729
Adventist Health System/West
2.95%, 03/01/29 (Call 12/01/28)	120	111,953
3.63%, 03/01/49 (Call 09/01/48)	316	275,884
Advocate Health & Hospitals Corp.
3.39%, 10/15/49 (Call 04/15/49)	148	125,489
3.83%, 08/15/28 (Call 05/15/28)	142	140,547
4.27%, 08/15/48 (Call 02/15/48)	600	586,806
Series 2020, 2.21%, 06/15/30 (Call 03/15/30)	20	17,604
Series 2020, 3.01%, 06/15/50 (Call 12/15/49)	199	157,264
Aetna Inc.
2.80%, 06/15/23 (Call 04/15/23)	610	608,749
3.50%, 11/15/24 (Call 08/15/24)	622	621,652
3.88%, 08/15/47 (Call 02/15/47)	634	547,003
4.13%, 11/15/42 (Call 05/15/42)	665	598,766
4.50%, 05/15/42 (Call 11/15/41)	270	254,537
4.75%, 03/15/44 (Call 09/15/43)	523	512,252
6.63%, 06/15/36	405	475,782
6.75%, 12/15/37	175	208,191
AHP Health Partners Inc., 5.75%, 07/15/29 (Call 07/15/24)(b)	195	176,779
AHS Hospital Corp.
5.02%, 07/01/45	75	81,280
Series 2021, 2.78%, 07/01/51 (Call 01/01/51)	285	211,661
Air Methods Corp., 8.00%, 05/15/25 (Call 05/31/22)(b)(c)	275	225,907

Security	Par (000)	Value

Health Care - Services (continued)
Akumin Escrow Inc., 7.50%, 08/01/28 (Call 08/01/24)(b)	$215	$172,396
Akumin Inc., 7.00%, 11/01/25 (Call 11/01/22)(b)	385	326,538
Allina Health System
2.90%, 11/15/51 (Call 05/15/51)	105	81,971
Series 2019, 3.89%, 04/15/49	526	484,940
Anthem Inc.
1.50%, 03/15/26 (Call 02/15/26)	965	887,964
2.25%, 05/15/30 (Call 02/15/30)	484	419,028
2.38%, 01/15/25 (Call 12/15/24)	1,181	1,143,574
2.55%, 03/15/31 (Call 12/15/30)	710	623,259
2.88%, 09/15/29 (Call 06/15/29)	358	327,445
3.13%, 05/15/50 (Call 11/15/49)	636	492,270
3.35%, 12/01/24 (Call 10/01/24)	1,104	1,100,246
3.50%, 08/15/24 (Call 05/15/24)	690	690,607
3.60%, 03/15/51 (Call 09/15/50)	795	669,875
3.65%, 12/01/27 (Call 09/01/27)	859	842,284
3.70%, 09/15/49 (Call 03/15/49)	460	393,452
4.10%, 03/01/28 (Call 12/01/27)	865	864,187
4.10%, 05/15/32 (Call 02/15/32)	270	265,461
4.38%, 12/01/47 (Call 06/01/47)	561	536,080
4.55%, 03/01/48 (Call 09/01/47)	772	751,295
4.55%, 05/15/52 (Call 11/15/51)	270	263,199
4.63%, 05/15/42	655	645,142
4.65%, 01/15/43	360	352,764
4.65%, 08/15/44 (Call 02/15/44)	555	543,911
5.10%, 01/15/44	295	306,995
5.95%, 12/15/34	28	32,136
6.38%, 06/15/37	135	163,215
Ascension Health
3.95%, 11/15/46	925	892,736
4.85%, 11/15/53	517	566,467
Series B, 2.53%, 11/15/29 (Call 08/15/29)	137	125,569
Series B, 3.11%, 11/15/39 (Call 05/15/39)	81	70,433
Banner Health
1.90%, 01/01/31 (Call 07/01/30)	230	194,617
2.34%, 01/01/30 (Call 10/01/29)	240	213,158
2.91%, 01/01/42 (Call 07/01/41)	129	101,422
2.91%, 01/01/51 (Call 07/01/50)	510	397,938
Series 2020, 3.18%, 01/01/50 (Call 07/01/49)	265	219,142
BayCare Health System Inc., Series 2020, 3.83%, 11/15/50 (Call 05/15/50)	526	486,950
Baylor Scott & White Holdings
3.97%, 11/15/46 (Call 05/15/46)	455	424,952
4.19%, 11/15/45 (Call 05/15/45)	181	173,521
Series 2021, 2.84%, 11/15/50 (Call 11/15/49)	728	553,047
Beth Israel Lahey Health Inc., 3.08%, 07/01/51 (Call 01/01/51)	304	235,603
BHSH System Obligated Group, Series 19A, 3.49%, 07/15/49 (Call 01/15/49)	355	306,553
Bon Secours Mercy Health Inc.
3.46%, 06/01/30 (Call 12/01/29)	380	362,448
Series 20-2, 2.10%, 06/01/31 (Call 12/01/30)	335	286,402
Series 20-2, 3.21%, 06/01/50 (Call 12/01/49)	50	40,389
Cano Health LLC, 6.25%, 10/01/28 (Call 10/01/24)(b)	210	194,720
Catalent Pharma Solutions Inc.
3.13%, 02/15/29 (Call 02/15/24)(b)	400	346,824
3.50%, 04/01/30 (Call 04/01/25)(b)	330	287,687
5.00%, 07/15/27 (Call 07/15/22)(b)	405	394,154

S C H E D U L E O F I N V E S T M E N T S	69

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
Catholic Health Services of Long Island Obligated Group, Series 2020, 3.37%, 07/01/50 (Call 01/01/50)	$290	$227,163
Centene Corp.
2.45%, 07/15/28 (Call 05/15/28)	1,375	1,200,182
2.50%, 03/01/31 (Call 12/01/30)	1,398	1,161,752
2.63%, 08/01/31 (Call 05/01/31)	790	658,915
3.00%, 10/15/30 (Call 07/15/30)	1,305	1,132,087
3.38%, 02/15/30 (Call 02/15/25)	1,270	1,134,720
4.25%, 12/15/27 (Call 12/15/22)	1,539	1,492,768
4.63%, 12/15/29 (Call 12/15/24)	2,048	1,984,573
Charles River Laboratories International Inc.
3.75%, 03/15/29 (Call 03/15/24)(b)(c)	285	258,760
4.00%, 03/15/31 (Call 03/15/26)(b)	300	268,104
4.25%, 05/01/28 (Call 05/01/23)(b)	255	243,380
Children’s Health System of Texas, 2.51%, 08/15/50 (Call 02/15/50)	154	107,823
Children’s Hospital Corp. (The)
Series 2017, 4.12%, 01/01/47 (Call 07/01/46)	50	49,771
Series 2020, 2.59%, 02/01/50 (Call 08/01/49)	130	96,064
Children’s Hospital Medical Center/Cincinnati OH, 4.27%, 05/15/44	205	206,710
Children’s Hospital of Philadelphia (The), Series 2020, 2.70%, 07/01/50 (Call 01/01/50)	175	130,071
Children’s Hospital/DC, Series 2020, 2.93%, 07/15/50 (Call 01/15/50)	150	111,563
CHRISTUS Health, Series C, 4.34%, 07/01/28 (Call 04/01/28)	426	427,772
CHS/Community Health Systems Inc.
4.75%, 02/15/31 (Call 02/15/26)(b)	715	605,040
5.25%, 05/15/30 (Call 05/15/25)(b)	895	785,183
5.63%, 03/15/27 (Call 12/15/23)(b)	1,195	1,139,994
6.00%, 01/15/29 (Call 01/15/24)(b)	500	472,670
6.13%, 04/01/30 (Call 04/01/25)(b)	840	690,648
6.88%, 04/01/28 (Call 04/01/23)(b)	480	377,093
6.88%, 04/15/29 (Call 04/15/24)(b)	1,050	921,259
8.00%, 03/15/26 (Call 05/31/22)(b)	1,277	1,321,133
8.00%, 12/15/27 (Call 12/15/22)(b)	334	346,385
City of Hope
Series 2013, 5.62%, 11/15/43	70	79,899
Series 2018, 4.38%, 08/15/48 (Call 02/15/48)	395	386,057
CommonSpirit Health
1.55%, 10/01/25 (Call 07/01/25)	403	371,687
2.76%, 10/01/24 (Call 07/01/24)	611	596,574
2.78%, 10/01/30 (Call 04/01/30)	233	206,874
3.35%, 10/01/29 (Call 04/01/29)	247	230,073
3.82%, 10/01/49 (Call 04/01/49)	495	432,046
3.91%, 10/01/50 (Call 04/01/50)	385	332,020
4.19%, 10/01/49 (Call 04/01/49)	682	613,520
4.35%, 11/01/42	493	460,038
Community Health Network Inc., Series 20-A, 3.10%, 05/01/50 (Call 11/01/49)	580	452,760
Cottage Health Obligated Group, Series 2020, 3.30%, 11/01/49 (Call 05/01/49)	334	282,170
Dartmouth-Hitchcock Health, Series B, 4.18%, 08/01/48 (Call 02/01/48)	175	167,874
DaVita Inc.
3.75%, 02/15/31 (Call 02/15/26)(b)	900	733,284
4.63%, 06/01/30 (Call 06/01/25)(b)	1,651	1,439,325

Security	Par (000)	Value

Health Care - Services (continued)
Dignity Health
4.50%, 11/01/42	$165	$157,950
5.27%, 11/01/64	438	449,270
Duke University Health System Inc., Series 2017, 3.92%, 06/01/47 (Call 12/01/46)	375	358,230
Encompass Health Corp.
4.50%, 02/01/28 (Call 02/01/23)	504	464,043
4.63%, 04/01/31 (Call 04/01/26)	285	251,832
4.75%, 02/01/30 (Call 02/01/25)	400	361,884
5.75%, 09/15/25 (Call 05/31/22)	155	157,725
Envision Healthcare Corp., 8.75%, 10/15/26 (Call 05/31/22)(b)(c)	100	41,576
Franciscan Missionaries of Our Lady Health System Inc., Series B, 3.91%, 07/01/49 (Call 01/01/49)	75	67,193
Fresenius Medical Care U.S. Finance III Inc.
1.88%, 12/01/26 (Call 11/01/26)(b)	310	280,972
2.38%, 02/16/31 (Call 11/16/30)(b)	1,130	920,453
3.00%, 12/01/31 (Call 09/01/31)(b)	810	680,343
3.75%, 06/15/29 (Call 03/15/29)(b)	290	271,756
Global Medical Response Inc., 6.50%, 10/01/25 (Call 05/04/22)(b)	385	371,679
Hackensack Meridian Health Inc.
4.21%, 07/01/48 (Call 01/01/48)	368	355,720
4.50%, 07/01/57 (Call 01/01/57)	575	575,494
Series 2020, 2.68%, 09/01/41 (Call 03/01/41)	305	239,187
Series 2020, 2.88%, 09/01/50 (Call 03/01/50)	302	235,179
Hadrian Merger Sub Inc., 8.50%, 05/01/26
(Call 05/31/22)(b)	142	141,225
Hartford HealthCare Corp., 3.45%, 07/01/54	470	399,199
HCA Inc.
2.38%, 07/15/31 (Call 04/15/31)	1,405	1,156,821
3.13%, 03/15/27 (Call 02/15/27)(b)	180	169,670
3.50%, 09/01/30 (Call 03/01/30)	1,560	1,398,462
3.50%, 07/15/51 (Call 01/15/51)	460	340,938
3.63%, 03/15/32 (Call 12/15/31)(b)	450	403,519
4.13%, 06/15/29 (Call 03/15/29)	1,344	1,288,977
4.38%, 03/15/42 (Call 09/15/41)(b)	345	300,354
4.50%, 02/15/27 (Call 08/15/26)	1,253	1,258,902
4.63%, 03/15/52 (Call 09/15/51)(b)	485	424,297
5.00%, 03/15/24	1,156	1,183,836
5.13%, 06/15/39 (Call 12/15/38)	974	939,043
5.25%, 04/15/25	765	789,266
5.25%, 06/15/26 (Call 12/15/25)	1,226	1,261,076
5.25%, 06/15/49 (Call 12/15/48)	887	842,038
5.38%, 02/01/25	1,566	1,610,913
5.38%, 09/01/26 (Call 03/01/26)	640	655,462
5.50%, 06/15/47 (Call 12/15/46)	982	966,033
5.63%, 09/01/28 (Call 03/01/28)	885	914,692
5.88%, 05/01/23	725	748,338
5.88%, 02/15/26 (Call 08/15/25)	875	906,482
5.88%, 02/01/29 (Call 08/01/28)	595	619,925
7.05%, 12/01/27	95	104,711
7.50%, 11/06/33	188	220,930
7.50%, 11/15/95	125	145,101
7.69%, 06/15/25	225	243,272
8.36%, 04/15/24	250	268,207
Health Care Service Corp. A Mutual Legal Reserve Co.
1.50%, 06/01/25 (Call 05/01/25)(b)	165	154,394
2.20%, 06/01/30 (Call 03/01/30)(b)	476	410,460

70	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
3.20%, 06/01/50 (Call 12/01/49)(b)	$440	$350,372
Highmark Inc.
1.45%, 05/10/26 (Call 04/10/26)(b)	710	645,859
2.55%, 05/10/31 (Call 02/10/31)(b)	653	565,661
Hoag Memorial Hospital Presbyterian, 3.80%, 07/15/52 (Call 01/15/52)	183	166,223
Humana Inc.
1.35%, 02/03/27 (Call 01/03/27)	1,107	977,736
2.15%, 02/03/32 (Call 11/03/31)	440	362,441
3.13%, 08/15/29 (Call 05/15/29)	248	228,792
3.70%, 03/23/29 (Call 02/23/29)	800	768,736
3.85%, 10/01/24 (Call 07/01/24)	585	587,948
3.95%, 03/15/27 (Call 12/15/26)	1,001	993,863
3.95%, 08/15/49 (Call 02/15/49)	295	260,391
4.50%, 04/01/25 (Call 03/01/25)	778	793,614
4.63%, 12/01/42 (Call 06/01/42)	375	367,852
4.80%, 03/15/47 (Call 09/15/46)	267	270,679
4.88%, 04/01/30 (Call 01/01/30)	490	503,666
4.95%, 10/01/44 (Call 04/01/44)	342	349,808
IHC Health Services Inc., 4.13%, 05/15/48 (Call 11/15/47)	145	146,324
Indiana University Health Inc. Obligated Group 3.97%, 11/01/48 (Call 05/01/48)	667	645,383
Series 2021, 2.85%, 11/01/51 (Call 05/01/51)	25	19,088
Inova Health System Foundation, 4.07%, 05/15/52 (Call 11/15/51)	90	87,075
Integris Baptist Medical Center Inc., Series A, 3.88%, 08/15/50 (Call 02/15/50)	465	427,721
Iowa Health System, Series 2020, 3.67%, 02/15/50 (Call 08/15/49)	350	312,382
IQVIA Inc.
5.00%, 10/15/26 (Call 05/31/22)(b)	440	438,227
5.00%, 05/15/27 (Call 05/31/22)(b)	590	585,374
Johns Hopkins Health System Corp. (The), 3.84%, 05/15/46	178	168,466
Kaiser Foundation Hospitals
3.15%, 05/01/27 (Call 02/01/27)	90	87,480
4.15%, 05/01/47 (Call 11/01/46)	1,155	1,128,262
4.88%, 04/01/42	223	240,847
Series 2019, 3.27%, 11/01/49 (Call 05/01/49)	597	493,391
Series 2021, 2.81%, 06/01/41 (Call 12/01/40)	707	565,551
Series 2021, 3.00%, 06/01/51 (Call 12/01/50)	776	603,945
Laboratory Corp. of America Holdings
1.55%, 06/01/26 (Call 05/01/26)	200	182,524
2.30%, 12/01/24 (Call 11/01/24)	815	788,561
2.70%, 06/01/31 (Call 03/01/31)	225	196,054
2.95%, 12/01/29 (Call 09/01/29)	981	889,806
3.25%, 09/01/24 (Call 07/01/24)	898	891,831
3.60%, 02/01/25 (Call 11/01/24)	442	440,267
3.60%, 09/01/27 (Call 06/01/27)	418	410,861
4.00%, 11/01/23 (Call 08/01/23)	15	15,131
4.70%, 02/01/45 (Call 08/01/44)	623	595,457
Legacy LifePoint Health LLC
4.38%, 02/15/27 (Call 05/31/22)(b)	490	453,431
6.75%, 04/15/25 (Call 05/31/22)(b)	460	469,366
Lifepoint Health Inc., 5.38%, 01/15/29 (Call 01/15/24)(b)(c)	330	282,150
Mass General Brigham Inc.
Series 2015, 4.12%, 07/01/55	25	24,562
Series 2017, 3.77%, 07/01/48 (Call 01/01/48)	233	210,912

Security	Par (000)	Value

Health Care - Services (continued)
Series 2020, 3.19%, 07/01/49 (Call 01/01/49)	$370	$302,345
Series 2020, 3.34%, 07/01/60 (Call 01/01/60)	655	517,719
Mayo Clinic
3.77%, 11/15/43	330	309,573
Series 2013, 4.00%, 11/15/47	150	145,398
Series 2016, 4.13%, 11/15/52	50	49,187
Series 2021, 3.20%, 11/15/61 (Call 05/15/61)	564	452,430
McLaren Health Care Corp., Series A, 4.39%, 05/15/48 (Call 11/15/47)	160	161,098
MEDNAX Inc., 5.38%, 02/15/30 (Call 02/15/25)(b)(c)	330	309,319
MedStar Health Inc., Series 20A, 3.63%, 08/15/49	365	323,485
Memorial Health Services, 3.45%, 11/01/49 (Call 05/01/49)	421	364,472
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/52	322	315,080
5.00%, 07/01/42	230	249,865
Series 2015, 4.20%, 07/01/55	433	422,565
Series 2020, 2.96%, 01/01/50 (Call 07/01/49)	62	49,036
Mercy Health/OH, Series 2018, 4.30%, 07/01/28 (Call 01/01/28)	105	107,292
Methodist Hospital (The), Series 20A, 2.71%, 12/01/50 (Call 06/01/50)	320	237,178
MidMichigan Health, Series 2020, 3.41%, 06/01/50 (Call 12/01/49)	380	315,119
ModivCare Escrow Issuer Inc., 5.00%, 10/01/29 (Call 10/01/24)(b)	245	214,461
ModivCare Inc., 5.88%, 11/15/25 (Call 11/15/22)(b)	325	318,714
Molina Healthcare Inc.
3.88%, 11/15/30 (Call 08/17/30)(b)	525	475,109
3.88%, 05/15/32 (Call 02/15/32)(b)	442	389,495
4.38%, 06/15/28 (Call 06/15/23)(b)	660	616,546
Montefiore Obligated Group
4.29%, 09/01/50	317	244,978
Series 18-C, 5.25%, 11/01/48 (Call 05/01/48)	297	273,558
Mount Nittany Medical Center Obligated Group, 3.80%, 11/15/52	95	83,676
Mount Sinai Hospitals Group Inc.
Series 2017, 3.98%, 07/01/48	338	303,470
Series 2019, 3.74%, 07/01/49 (Call 01/01/49)	510	449,315
Series 2020, 3.39%, 07/01/50 (Call 07/01/49)	403	325,551
MultiCare Health System, 2.80%, 08/15/50 (Call 02/15/50)	355	268,682
New York and Presbyterian Hospital (The)
2.26%, 08/01/40 (Call 02/01/40)	30	22,307
2.61%, 08/01/60 (Call 02/01/60)	410	283,404
4.02%, 08/01/45	430	412,486
4.06%, 08/01/56	290	277,794
Series 2019, 3.95%, (Call 02/01/19)	452	373,813
Northwell Healthcare Inc.
3.81%, 11/01/49 (Call 11/01/48)	105	93,168
3.98%, 11/01/46 (Call 11/01/45)	510	464,120
4.26%, 11/01/47 (Call 11/01/46)	687	629,306
Novant Health Inc.
2.64%, 11/01/36 (Call 08/01/36)	80	65,660
3.17%, 11/01/51 (Call 05/01/51)	467	373,852
3.32%, 11/01/61 (Call 05/01/61)	254	201,450
NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery, Series 2020, 2.67%, 10/01/50 (Call 04/01/50)	280	207,026

S C H E D U L E O F I N V E S T M E N T S	71

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
OhioHealth Corp.
2.83%, 11/15/41 (Call 05/15/41)	$224	$179,991
Series 2020, 3.04%, 11/15/50 (Call 05/15/50)	320	262,595
Orlando Health Obligated Group
3.33%, 10/01/50 (Call 04/01/50)	415	347,206
4.09%, 10/01/48 (Call 04/01/48)	350	334,190
Oscar AcquisitionCo LLC/Oscar Finance Inc., 9.50%, 04/15/30 (Call 04/15/25)	325	296,465
PeaceHealth Obligated Group
Series 2018, 4.79%, 11/15/48 (Call 05/15/48)	410	434,784
Series 2020, 1.38%, 11/15/25 (Call 08/15/25)	195	180,502
Series 2020, 3.22%, 11/15/50 (Call 05/15/50)	105	83,768
Piedmont Healthcare Inc.
2.04%, 01/01/32 (Call 07/01/31)	160	132,472
2.86%, 01/01/52 (Call 07/01/51)	66	48,675
Series 2042, 2.72%, 01/01/42 (Call 07/01/41)	45	34,770
Prime Healthcare Services Inc., 7.25%, 11/01/25 (Call 11/01/22)(b)	620	621,550
Providence St Joseph Health Obligated Group
Series 19A, 2.53%, 10/01/29 (Call 07/01/29)	96	87,151
Series A, 3.93%, 10/01/48 (Call 04/01/48)	275	248,801
Series H, 2.75%, 10/01/26 (Call 07/01/26)	25	24,071
Series I, 3.74%, 10/01/47	630	555,969
Quest Diagnostics Inc.
2.80%, 06/30/31 (Call 03/30/31)	570	498,277
2.95%, 06/30/30 (Call 03/30/30)	390	348,543
3.45%, 06/01/26 (Call 03/01/26)	592	582,356
3.50%, 03/30/25 (Call 12/30/24)	191	190,358
4.20%, 06/30/29 (Call 03/30/29)	615	609,237
4.25%, 04/01/24 (Call 01/01/24)	100	101,649
4.70%, 03/30/45 (Call 09/30/44)	290	282,141
Quorum Health Corp., 11.63%, 04/15/23(k)	50	—
Radiology Partners Inc., 9.25%, 02/01/28 (Call 02/01/23)(b)	550	523,473
Rady Children’s Hospital-San Diego/CA, Series 21A, 3.15%, 08/15/51 (Call 08/15/50)	200	159,718
Rede D’or Finance Sarl
4.50%, 01/22/30 (Call 10/22/29)(d)	100	87,451
4.95%, 01/17/28 (Call 10/17/27)(d)	800	749,688
RegionalCare Hospital Partners Holdings Inc./LifePoint Health Inc., 9.75%, 12/01/26 (Call 05/31/22)(b)	705	724,134
Roche Holdings Inc.
1.88%, 03/08/24(b)	300	294,321
1.93%, 12/13/28 (Call 10/13/28)(b)	370	331,735
2.08%, 12/13/31 (Call 09/13/31)(b)	1,100	947,969
2.13%, 03/10/25 (Call 02/10/25)(b)	300	290,547
2.31%, 03/10/27 (Call 02/10/27)(b)	500	472,155
2.38%, 01/28/27 (Call 10/28/26)(b)	455	431,922
2.61%, 12/13/51 (Call 06/13/51)(b)	850	635,545
2.63%, 05/15/26 (Call 02/15/26)(b)	685	663,053
3.00%, 11/10/25 (Call 08/10/25)(b)	105	103,826
3.63%, 09/17/28 (Call 06/17/28)(b)	364	362,722
4.00%, 11/28/44 (Call 05/28/44)(b)	65	61,864
7.00%, 03/01/39(b)	50	67,541
RP Escrow Issuer LLC, 5.25%, 12/15/25 (Call 12/15/22)(b)	700	657,804
Rush Obligated Group, Series 2020, 3.92%, 11/15/29 (Call 08/15/29)	420	416,602
RWJ Barnabas Health Inc.
3.48%, 07/01/49 (Call 01/01/49)	175	148,398

Security	Par (000)	Value

Health Care - Services (continued)
3.95%, 07/01/46 (Call 07/01/45)	$245	$229,053
Seattle Children’s Hospital, Series 2021, 2.72%, 10/01/50 (Call 10/01/49)	100	74,357
Select Medical Corp., 6.25%, 08/15/26 (Call 08/15/22)(b)	757	751,322
Sentara Healthcare, 2.93%, 11/01/51 (Call 05/01/51)	100	78,590
Sharp HealthCare, Series 20B, 2.68%, 08/01/50 (Call 08/01/49)	310	232,717
SSM Health Care Corp.
Series 2018, 3.69%, 06/01/23 (Call 03/01/23)	100	100,595
Series A, 3.82%, 06/01/27 (Call 03/01/27)(c)	385	385,885
Stanford Health Care
3.03%, 08/15/51 (Call 02/15/51)	260	210,787
Series 2018, 3.80%, 11/15/48 (Call 05/15/48)	478	444,559
Series 2020, 3.31%, 08/15/30 (Call 05/15/30)	28	26,725
Summa Health, 3.51%, 11/15/51 (Call 05/15/51)	331	284,273
Surgery Center Holdings Inc.
6.75%, 07/01/25 (Call 05/31/22)(b)	80	79,039
10.00%, 04/15/27 (Call 05/31/22)(b)	363	379,593
Sutter Health
Series 2018, 3.70%, 08/15/28 (Call 05/15/28)	69	66,997
Series 2018, 4.09%, 08/15/48 (Call 02/15/48)	444	400,097
Series 20A, 1.32%, 08/15/25 (Call 05/15/25)	66	61,046
Series 20A, 2.29%, 08/15/30 (Call 02/15/30)	159	136,705
Series 20A, 3.16%, 08/15/40 (Call 02/15/40)	310	251,032
Series 20A, 3.36%, 08/15/50 (Call 02/15/50)	469	370,669
Syneos Health Inc., 3.63%, 01/15/29 (Call 01/15/24)(b)	350	309,760
Tenet Healthcare Corp.
4.25%, 06/01/29 (Call 06/01/24)(b)	960	869,194
4.38%, 01/15/30 (Call 12/01/24)(b)	900	818,991
4.63%, 07/15/24 (Call 05/31/22)	434	432,963
4.63%, 09/01/24 (Call 05/16/22)(b)	405	403,125
4.63%, 06/15/28 (Call 06/15/23)(b)	420	396,719
4.88%, 01/01/26 (Call 05/31/22)(b)	1,235	1,203,977
5.13%, 11/01/27 (Call 11/01/22)(b)	905	882,791
6.13%, 10/01/28 (Call 10/01/23)(b)	1,450	1,391,130
6.25%, 02/01/27 (Call 05/31/22)(b)	790	784,265
6.75%, 06/15/23	1,114	1,146,495
6.88%, 11/15/31	292	302,538
Texas Health Resources
2.33%, 11/15/50 (Call 05/15/50)	439	298,112
4.33%, 11/15/55	160	163,926
Toledo Hospital (The)
5.75%, 11/15/38 (Call 11/15/28)	129	135,655
6.02%, 11/15/48	583	616,721
Series B, 5.33%, 11/15/28	137	140,259
Tower Health, Series 2020, 4.45%, 02/01/50 (Call 08/01/49)	145	109,295
Trinity Health Corp.
4.13%, 12/01/45	328	316,290
Series 2019, 3.43%, 12/01/48	337	293,072
Series 2021, 2.63%, 12/01/40 (Call 06/01/40)	97	75,447
U.S. Acute Care Solutions LLC, 6.38%, 03/01/26 (Call 03/01/23)(b)	415	404,073
UnitedHealth Group Inc.
1.15%, 05/15/26 (Call 04/15/26)	970	885,367
1.25%, 01/15/26	493	455,128
2.00%, 05/15/30	900	780,435
2.30%, 05/15/31 (Call 02/15/31)	989	865,909
2.38%, 08/15/24	715	704,489

72	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
2.75%, 05/15/40 (Call 11/15/39)	$535	$428,840
2.88%, 08/15/29	424	396,936
2.90%, 05/15/50 (Call 11/15/49)	545	421,361
2.95%, 10/15/27	275	265,221
3.05%, 05/15/41 (Call 11/15/40)	1,085	906,170
3.10%, 03/15/26	1,440	1,420,776
3.13%, 05/15/60 (Call 11/15/59)	557	426,395
3.25%, 05/15/51 (Call 11/15/50)	811	669,180
3.38%, 04/15/27	585	578,401
3.45%, 01/15/27	465	463,270
3.50%, 06/15/23	969	979,456
3.50%, 02/15/24	939	946,831
3.50%, 08/15/39 (Call 02/15/39)	780	702,203
3.70%, 12/15/25	501	505,133
3.70%, 08/15/49 (Call 02/15/49)	680	606,771
3.75%, 07/15/25	1,011	1,020,999
3.75%, 10/15/47 (Call 04/15/47)	553	496,976
3.85%, 06/15/28	890	892,599
3.88%, 12/15/28	775	776,790
3.88%, 08/15/59 (Call 02/15/59)	647	579,932
3.95%, 10/15/42 (Call 04/15/42)	366	341,068
4.20%, 01/15/47 (Call 07/15/46)	872	844,105
4.25%, 03/15/43 (Call 09/15/42)	456	445,334
4.25%, 04/15/47 (Call 10/15/46)	914	891,013
4.25%, 06/15/48 (Call 12/15/47)	514	501,335
4.38%, 03/15/42 (Call 09/15/41)	360	357,689
4.45%, 12/15/48 (Call 06/15/48)	347	346,962
4.63%, 07/15/35	905	936,376
4.63%, 11/15/41 (Call 05/15/41)	193	197,530
4.75%, 07/15/45	734	769,452
5.80%, 03/15/36	603	692,570
5.95%, 02/15/41 (Call 08/15/40)	385	452,922
6.50%, 06/15/37	425	522,257
6.63%, 11/15/37	391	486,396
6.88%, 02/15/38	912	1,170,543
Universal Health Services Inc.
1.65%, 09/01/26 (Call 08/01/26)(b)	520	463,060
2.65%, 10/15/30 (Call 07/15/30)(b)	1,138	958,833
2.65%, 01/15/32 (Call 10/15/31)(b)	215	176,453
US Renal Care Inc., 10.63%, 07/15/27 (Call 07/15/22)(b)	340	295,647
WakeMed, 3.29%, 10/01/52 (Call 04/01/52)	94	75,416
West Virginia United Health System Obligated Group, Series 2020, 3.13%, 06/01/50 (Call 12/01/49)	20	15,526
Willis-Knighton Medical Center
Series 2018, 4.81%, 09/01/48 (Call 03/01/48)	554	567,468
Series 2021, 3.07%, 03/01/51 (Call 09/01/50)	235	173,540
Yale-New Haven Health Services Corp., Series 2020, 2.50%, 07/01/50 (Call 07/01/49)	89	63,557

		169,285,916

Holding Companies - Diversified — 0.4%
Alfa SAB de CV
5.25%, 03/25/24 (Call 12/25/23)(c)(d)	400	404,372
6.88%, 03/25/44 (Call 09/25/43)(c)(d)	200	209,224
Amipeace Ltd.
1.50%, 10/22/25(d)	600	558,984
1.75%, 11/09/26(d)	600	554,562
2.25%, 10/22/30(d)	1,200	1,026,924
2.50%, 12/05/24(d)	600	587,316

Security	Par (000)	Value

Holding Companies - Diversified (continued)
Ares Capital Corp.
2.15%, 07/15/26 (Call 06/15/26)	$577	$511,805
2.88%, 06/15/27 (Call 05/15/27)	705	630,185
2.88%, 06/15/28 (Call 04/15/28)	903	779,750
3.20%, 11/15/31 (Call 08/15/31)	580	463,408
3.25%, 07/15/25 (Call 06/15/25)	994	946,715
3.88%, 01/15/26 (Call 12/15/25)	437	419,900
4.20%, 06/10/24 (Call 05/10/24)	701	701,350
4.25%, 03/01/25 (Call 01/01/25)	646	636,077
Bain Capital Specialty Finance Inc.
2.55%, 10/13/26 (Call 09/13/26)	130	114,378
2.95%, 03/10/26 (Call 02/10/26)	302	276,623
Barings BDC Inc., 3.30%, 11/23/26 (Call 10/13/26)(b)	110	98,794
Beijing State-Owned Assets Management Hong Kong Co. Ltd., 4.13%, 05/26/25(d)	1,000	997,910
Blackstone Private Credit Fund
1.75%, 09/15/24(b)	945	882,186
2.63%, 12/15/26 (Call 11/15/26)(b)	815	716,369
2.70%, 01/15/25 (Call 11/15/24)(b)	200	188,524
3.25%, 03/15/27 (Call 02/15/27)(b)	800	717,120
4.00%, 01/15/29 (Call 11/15/28)(b)	940	839,636
4.70%, 03/24/25(b)	600	592,368
Blackstone Secured Lending Fund
2.13%, 02/15/27 (Call 01/15/27)(b)	835	725,565
2.75%, 09/16/26 (Call 08/19/26)	375	343,170
2.85%, 09/30/28 (Call 07/30/28)(b)	405	339,937
3.63%, 01/15/26 (Call 12/15/25)	653	624,608
3.65%, 07/14/23	5	5,017
Bright Galaxy International Ltd., 3.25%, 07/15/26(d)	200	181,704
Ccthk 2021 Ltd., 2.75%, 01/19/27(d)	200	186,246
CITIC Ltd.
2.45%, 02/25/25(d)	600	577,800
2.85%, 02/25/30(d)	800	713,936
3.50%, 02/17/32(d)	200	180,882
3.70%, 06/14/26(d)	200	197,420
3.88%, 02/28/27(d)	400	395,064
4.00%, 01/11/28(d)	400	394,340
CK Hutchison Capital Securities 17 Ltd., 4.00%, (Call 05/12/22)(a)(b)(e)	100	99,830
CK Hutchison International 17 II Ltd., 3.25%, 09/29/27(b)(c)	258	250,730
CK Hutchison International 19 II Ltd.
2.75%, 09/06/29 (Call 06/06/29)(b)	1,585	1,448,611
3.38%, 09/06/49 (Call 03/06/49)(b)	300	258,294
CK Hutchison International 19 Ltd.
3.25%, 04/11/24 (Call 03/11/24)(b)	656	654,734
3.63%, 04/11/29 (Call 01/11/29)(b)	817	791,232
CK Hutchison International 21 Ltd., 1.50%, 04/15/26 (Call 03/15/26)(b)	200	184,118
CNCBINV 1 BVI Ltd., 1.75%, 11/17/24(d)	400	379,184
Compass Group Diversified Holdings LLC
5.00%, 01/15/32 (Call 01/15/27)(b)	210	181,123
5.25%, 04/15/29 (Call 04/15/24)(b)	580	518,827
Dua Capital Ltd., 2.78%, 05/11/31 (Call 11/11/30)(d)	400	343,648
Fairfax India Holdings Corp., 5.00%, 02/26/28(d)	250	244,318
FS Energy & Power Fund, 7.50%, 08/15/23 (Call 05/15/23)(b)	233	236,784
FS KKR Capital Corp.
1.65%, 10/12/24	600	560,748
2.63%, 01/15/27 (Call 12/15/26)(c)	700	629,720

S C H E D U L E O F I N V E S T M E N T S	73

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Holding Companies - Diversified (continued)
3.13%, 10/12/28 (Call 08/12/28)	$300	$261,081
3.25%, 07/15/27 (Call 06/15/27)	200	181,250
3.40%, 01/15/26 (Call 12/15/25)	330	311,183
4.13%, 02/01/25 (Call 01/01/25)	359	353,048
4.25%, 02/14/25 (Call 01/14/25)(b)	80	76,925
4.63%, 07/15/24 (Call 06/15/24)	185	184,998
Fund of National Welfare Samruk-Kazyna JSC, 2.00%, 10/28/26 (Call 07/28/26)(d)	200	175,046
Goldman Sachs BDC Inc.
2.88%, 01/15/26 (Call 12/15/25)(c)	800	756,384
3.75%, 02/10/25 (Call 01/10/25)	350	346,829
Golub Capital BDC Inc.
2.05%, 02/15/27 (Call 01/15/27)	1,070	920,339
2.50%, 08/24/26 (Call 07/24/26)	235	209,615
3.38%, 04/15/24 (Call 03/15/24)	49	48,209
Grupo de Inversiones Suramericana SA, 5.50%, 04/29/26(d)	600	597,390
Guohui International Bvi Co. Ltd., 3.15%, 08/27/25(d)	400	378,156
Hainan State Farms International HK Co. Ltd., 3.00%, 02/03/24(d)	400	392,960
Hightower Holding LLC, 6.75%, 04/15/29 (Call 04/15/24)(b)	194	180,309
Huarong Finance 2017 Co. Ltd.
2.29%, 07/03/23, (3 mo. LIBOR US + 1.325%)(a)(d)	200	195,992
4.25%, 11/07/27(d)	430	393,411
4.75%, 04/27/27(d)	400	376,764
Huarong Finance 2019 Co. Ltd.
2.13%, 09/30/23 (Call 08/30/23)(d)	800	770,352
3.25%, 11/13/24 (Call 10/13/24)(d)	200	189,526
3.38%, 02/24/30 (Call 11/28/29)(d)	1,200	967,920
3.63%, 09/30/30 (Call 06/30/30)(d)	400	326,104
3.75%, 05/29/24(d)	400	386,056
3.88%, 11/13/29 (Call 08/13/29)(d)	400	336,996
4.50%, 05/29/29(d)	700	616,889
Huarong Finance II Co. Ltd.
4.63%, 06/03/26(d)	200	189,848
4.88%, 11/22/26(d)	200	190,836
5.00%, 11/19/25(d)	400	387,900
5.50%, 01/16/25(d)	1,000	989,830
Huatong International Investment Holdings Co. Ltd., 2.98%, 03/04/24(d)	400	384,328
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.38%, 02/01/29 (Call 08/01/28)	491	424,779
4.75%, 09/15/24 (Call 06/15/24)	715	696,896
5.25%, 05/15/27 (Call 11/15/26)	890	831,705
6.25%, 05/15/26 (Call 05/31/22)	750	742,755
6.38%, 12/15/25 (Call 05/31/22)	466	464,844
ICD Funding Ltd., 3.22%, 04/28/26 (Call 03/28/26)(d)	200	191,020
JAB Holdings BV
2.20%, 11/23/30 (Call 08/23/30)(b)	530	439,026
3.75%, 05/28/51 (Call 11/28/50)(b)	345	264,474
KOC Holding AS, 6.50%, 03/11/25 (Call 12/11/24)(d)	200	200,466
Main Street Capital Corp.
3.00%, 07/14/26 (Call 06/14/26)	885	805,784
5.20%, 05/01/24	415	420,308
MDGH GMTN RSC Ltd.
2.50%, 11/07/24 (Call 10/07/24)(d)	800	783,960
2.50%, 06/03/31 (Call 03/03/31)(d)	200	179,380
2.75%, 05/11/23(d)	200	200,076
3.40%, 06/07/51 (Call 12/07/50)(d)	800	710,440

Security	Par (000)	Value

Holding Companies - Diversified (continued)
3.75%, 04/19/29(d)	$600	$599,874
6.88%, 11/01/41(b)	200	277,598
MDGH-GMTN BV
2.50%, 05/21/26 (Call 04/21/26)(d)	600	572,820
2.88%, 11/07/29 (Call 08/07/29)(d)	650	608,315
2.88%, 05/21/30 (Call 02/21/30)(d)	800	744,048
3.00%, 04/19/24(d)	600	596,844
3.70%, 11/07/49 (Call 05/07/49)(d)	800	732,552
3.95%, 05/21/50 (Call 11/21/49)(d)	1,200	1,139,664
4.50%, 11/07/28(d)	600	625,980
Morgan Stanley Direct Lending Fund, 4.50%, 02/11/27 (Call 01/11/27)(b)	5	4,663
Mumtalakat Sukuk Holding Co.
4.10%, 01/21/27(d)	400	397,568
5.63%, 02/27/24(d)	200	205,970
Oaktree Specialty Lending Corp.
2.70%, 01/15/27 (Call 12/15/26)	885	785,269
3.50%, 02/25/25 (Call 01/25/25)	547	531,886
Owl Rock Capital Corp.
2.63%, 01/15/27 (Call 12/15/26)	210	185,333
2.88%, 06/11/28 (Call 04/11/28)	505	430,230
3.40%, 07/15/26 (Call 06/15/26)	887	819,242
3.75%, 07/22/25 (Call 06/22/25)	695	666,762
4.00%, 03/30/25 (Call 02/28/25)	299	291,698
4.25%, 01/15/26 (Call 12/15/25)	705	684,590
5.25%, 04/15/24 (Call 03/15/24)	354	358,914
Owl Rock Capital Corp. III, 3.13%, 04/13/27 (Call 03/13/27)(b)	255	220,932
OWL Rock Core Income Corp.
3.13%, 09/23/26 (Call 08/23/26)(b)	30	26,547
4.70%, 02/08/27 (Call 01/08/27)(b)	40	37,746
Owl Rock Technology Finance Corp.
2.50%, 01/15/27 (Call 12/15/26)	665	584,941
4.75%, 12/15/25 (Call 11/15/25)(b)	1,344	1,303,035
Prospect Capital Corp.
3.36%, 11/15/26 (Call 10/15/26)	410	367,717
3.44%, 10/15/28 (Call 08/15/28)	300	250,185
3.71%, 01/22/26 (Call 12/22/25)	570	529,519
PTT Treasury Center Co. Ltd.
3.70%, 07/16/70 (Call 01/16/70)(c)(d)	400	299,960
4.50%, 10/25/42(d)	400	373,688
Rongshi International Finance Ltd.
1.50%, 11/05/25 (Call 10/05/25)(d)	200	185,844
1.88%, 11/22/26 (Call 10/22/26)(d)	400	370,664
3.25%, 05/21/24(d)	200	199,188
3.63%, 05/04/27(d)	400	394,688
Senaat Sukuk Ltd., 4.76%, 12/05/25(d)	200	206,958
Sixth Street Specialty Lending Inc.
2.50%, 08/01/26 (Call 07/01/26)(c)	180	163,049
3.88%, 11/01/24 (Call 10/01/24)	105	104,477
Stena AB, 7.00%, 02/01/24(b)(c)	225	224,532
Stena International SA, 6.13%, 02/01/25 (Call 05/10/22)(b)	335	332,906
Swire Pacific MTN Financing HK Ltd., 2.88%, 01/30/30 (Call 10/30/29)(d)	400	364,020
Swire Pacific MTN Financing Ltd.
3.00%, 07/05/24(d)	600	594,288
4.50%, 10/09/23(d)	250	254,673
Temasek Financial I Ltd.
1.00%, 10/06/30 (Call 07/06/30)(b)	500	411,510

74	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Holding Companies - Diversified (continued)
1.63%, 08/02/31 (Call 05/02/31)(b)	$500	$426,600
2.25%, 04/06/51 (Call 10/06/50)(b)	600	445,338
2.38%, 08/02/41 (Call 02/02/41)(b)(c)	500	403,600
2.50%, 10/06/70 (Call 04/06/70)(b)	750	531,023
2.75%, 08/02/61 (Call 02/02/61)(b)	600	469,518
3.38%, 07/23/42(b)	250	245,028
3.63%, 08/01/28 (Call 05/01/28)(b)(c)	850	859,188
Xi Yang Overseas Ltd., 4.30%, 06/05/24(d)	200	202,044
Yieldking Investment Ltd., 2.80%, 08/18/26(d)	600	570,354
Zhongyuan Sincere Investment Co. Ltd., 4.25%, 06/28/24(d)	200	202,014

		68,350,051

Home Builders — 0.1%
Adams Homes Inc., 7.50%, 02/15/25 (Call 05/16/22)(b)	120	117,470
Ashton Woods USA LLC/Ashton Woods Finance Co.
4.63%, 08/01/29 (Call 08/01/24)(b)	220	185,139
4.63%, 04/01/30 (Call 04/01/25)(b)	215	175,808
6.63%, 01/15/28 (Call 01/15/23)(b)	50	48,608
Beazer Homes USA Inc.
5.88%, 10/15/27 (Call 10/15/22)(c)	220	202,048
6.75%, 03/15/25 (Call 05/16/22)	62	61,912
7.25%, 10/15/29 (Call 10/15/24)	205	195,418
Brookfield Residential Properties Inc./Brookfield Residential U.S. LLC
4.88%, 02/15/30 (Call 02/15/25)(b)	300	250,302
5.00%, 06/15/29 (Call 06/15/24)(b)	200	176,720
6.25%, 09/15/27 (Call 09/15/22)(b)	327	306,657
Century Communities Inc.
3.88%, 08/15/29 (Call 02/15/29)(b)	270	227,696
6.75%, 06/01/27 (Call 06/01/22)	300	303,192
DR Horton Inc.
1.30%, 10/15/26 (Call 09/15/26)	1,010	894,547
1.40%, 10/15/27 (Call 08/15/27)	100	85,921
2.50%, 10/15/24 (Call 09/15/24)	415	404,368
2.60%, 10/15/25 (Call 09/15/25)	401	384,579
5.75%, 08/15/23 (Call 05/15/23)	193	198,607
Empire Communities Corp., 7.00%, 12/15/25 (Call 12/15/22)(b)	315	298,519
Forestar Group Inc.
3.85%, 05/15/26 (Call 05/15/23)(b)	195	175,381
5.00%, 03/01/28 (Call 03/01/23)(b)	170	153,484
Installed Building Products Inc., 5.75%, 02/01/28 (Call 02/01/23)(b)	275	260,752
K Hovnanian Enterprises Inc., 10.50%, 02/15/26 (Call 05/31/22)(b)	5	5,109
KB Home
4.00%, 06/15/31 (Call 12/15/30)	230	196,632
4.80%, 11/15/29 (Call 05/15/29)	155	140,315
6.88%, 06/15/27 (Call 12/15/26)	225	233,451
7.63%, 05/15/23 (Call 11/15/22)	165	169,056
Lennar Corp.
4.50%, 04/30/24 (Call 01/31/24)	392	397,904
4.75%, 05/30/25 (Call 02/28/25)	355	361,731
4.75%, 11/29/27 (Call 05/29/27)	1,330	1,333,205
4.88%, 12/15/23 (Call 09/15/23)	180	183,186
5.00%, 06/15/27 (Call 12/15/26)	395	400,889
5.25%, 06/01/26 (Call 12/01/25)	285	293,838
5.88%, 11/15/24 (Call 05/15/24)	275	285,596
LGI Homes Inc., 4.00%, 07/15/29 (Call 01/15/29)(b)	160	132,438

Security	Par (000)	Value

Home Builders (continued)
M/I Homes Inc.
3.95%, 02/15/30 (Call 08/15/29)	$195	$161,390
4.95%, 02/01/28 (Call 02/01/23)	310	285,659
Mattamy Group Corp.
4.63%, 03/01/30 (Call 03/01/25)(b)	305	260,275
5.25%, 12/15/27 (Call 12/15/22)(b)	345	322,630
MDC Holdings Inc.
2.50%, 01/15/31 (Call 07/15/30)	221	177,699
3.85%, 01/15/30 (Call 07/15/29)	455	415,033
3.97%, 08/06/61 (Call 02/06/61)	140	93,561
6.00%, 01/15/43 (Call 10/15/42)	790	745,476
Meritage Homes Corp.
3.88%, 04/15/29 (Call 10/15/28)(b)	205	183,883
5.13%, 06/06/27 (Call 12/06/26)	335	330,139
6.00%, 06/01/25 (Call 03/01/25)	188	191,585
New Home Co. Inc. (The), 7.25%, 10/15/25 (Call 10/15/22)(b)	180	170,986
NVR Inc., 3.00%, 05/15/30 (Call 11/15/29)	135	120,394
Picasso Finance Sub Inc., 6.13%, 06/15/25 (Call 06/15/22)(b)	362	368,900
PulteGroup Inc.
5.00%, 01/15/27 (Call 10/15/26)	614	631,088
5.50%, 03/01/26 (Call 12/01/25)	750	781,740
6.00%, 02/15/35	633	660,352
6.38%, 05/15/33	390	422,007
7.88%, 06/15/32	188	225,359
Shea Homes LP/Shea Homes Funding Corp.
4.75%, 02/15/28 (Call 02/15/23)(b)	297	264,740
4.75%, 04/01/29 (Call 04/01/24)(b)	220	191,745
STL Holding Co. LLC, 7.50%, 02/15/26 (Call 02/15/23)(b)	50	47,683
Taylor Morrison Communities Inc.
5.13%, 08/01/30 (Call 02/01/30)(b)	315	288,225
5.75%, 01/15/28 (Call 10/15/27)(b)	245	240,512
5.88%, 06/15/27 (Call 03/15/27)(b)	310	307,771
6.63%, 07/15/27 (Call 07/15/22)(b)	155	155,837
Taylor Morrison Communities Inc./Taylor Morrison Holdings II Inc., 5.63%, 03/01/24 (Call 12/01/23)(b)	180	180,990
Thor Industries Inc., 4.00%, 10/15/29 (Call 10/15/24)(b)	315	266,084
Toll Brothers Finance Corp.
3.80%, 11/01/29 (Call 08/01/29)	230	208,621
4.35%, 02/15/28 (Call 11/15/27)	345	331,838
4.88%, 11/15/25 (Call 08/15/25)	234	234,461
4.88%, 03/15/27 (Call 12/15/26)	230	228,694
TRI Pointe Group Inc./TRI Pointe Homes Inc., 5.88%, 06/15/24	312	316,340
Tri Pointe Homes Inc.
5.25%, 06/01/27 (Call 12/01/26)	183	177,534
5.70%, 06/15/28 (Call 12/15/27)	280	268,887
Williams Scotsman International Inc., 4.63%, 08/15/28 (Call 08/15/23)(b)	370	350,745
Winnebago Industries Inc., 6.25%, 07/15/28 (Call 07/15/23)(b)	140	139,157

		19,988,498

Home Furnishings — 0.0%
Controladora Mabe SA de CV, 5.60%, 10/23/28 (Call 07/23/28)(d)	200	204,678
Harman International Industries Inc., 4.15%, 05/15/25 (Call 02/15/25)	50	50,783

S C H E D U L E O F I N V E S T M E N T S	75

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Home Furnishings (continued)
Leggett & Platt Inc.
3.50%, 11/15/27 (Call 08/15/27)	$293	$280,928
3.50%, 11/15/51 (Call 05/15/51)	595	465,439
4.40%, 03/15/29 (Call 12/15/28)	351	350,737
Panasonic Corp.
2.68%, 07/19/24 (Call 06/19/24)(b)	210	206,161
3.11%, 07/19/29 (Call 04/19/29)(b)	305	287,258
Tempur Sealy International Inc.
3.88%, 10/15/31 (Call 10/15/26)(b)	415	344,537
4.00%, 04/15/29 (Call 04/15/24)(b)	570	494,452
Whirlpool Corp.
2.40%, 05/15/31 (Call 02/15/31)	415	352,157
3.70%, 05/01/25	385	384,184
4.00%, 03/01/24	15	15,142
4.50%, 06/01/46 (Call 12/01/45)	305	277,571
4.60%, 05/15/50 (Call 11/15/49)	380	349,649
4.75%, 02/26/29 (Call 11/26/28)	563	570,871

		4,634,547

Household Products & Wares — 0.1%
ACCO Brands Corp., 4.25%, 03/15/29 (Call 03/15/24)(b)	310	271,014
Avery Dennison Corp.
2.25%, 02/15/32 (Call 11/15/31)	400	328,428
2.65%, 01/30/30 (Call 02/01/30)	405	353,958
4.88%, 12/06/28 (Call 09/06/28)	405	415,522
Central Garden & Pet Co.
4.13%, 10/15/30 (Call 10/15/25)	322	279,058
4.13%, 04/30/31 (Call 04/30/26)(b)	222	190,467
5.13%, 02/01/28 (Call 01/01/23)	225	215,915
Church & Dwight Co. Inc.
2.30%, 12/15/31 (Call 09/15/31)	310	267,118
3.15%, 08/01/27 (Call 05/01/27)	425	412,909
3.95%, 08/01/47 (Call 02/01/47)	254	235,295
Clorox Co. (The)
1.80%, 05/15/30 (Call 02/15/30)	75	62,587
3.10%, 10/01/27 (Call 07/01/27)	924	895,532
3.50%, 12/15/24 (Call 09/15/24)	348	349,476
3.90%, 05/15/28 (Call 02/15/28)	260	259,436
Kimberly-Clark Corp.
1.05%, 09/15/27 (Call 07/15/27)	460	404,740
2.00%, 11/02/31 (Call 08/02/31)	760	648,561
2.75%, 02/15/26	372	364,244
2.88%, 02/07/50 (Call 08/07/49)	463	367,108
3.05%, 08/15/25	570	565,406
3.10%, 03/26/30 (Call 12/26/29)	665	630,380
3.20%, 04/25/29 (Call 01/25/29)	688	665,351
3.20%, 07/30/46 (Call 01/30/46)	320	271,370
3.90%, 05/04/47 (Call 11/04/46)	310	291,595
3.95%, 11/01/28 (Call 08/01/28)	307	311,884
5.30%, 03/01/41	85	93,521
6.63%, 08/01/37	357	447,596
Kimberly-Clark de Mexico SAB de CV, 2.43%, 07/01/31 (Call 04/01/31)(d)	400	338,956
Kronos Acquisition Holdings Inc./KIK Custom Products Inc.
5.00%, 12/31/26 (Call 06/30/23)(b)	301	269,220
7.00%, 12/31/27 (Call 12/31/23)(b)	410	326,221
Reckitt Benckiser Treasury Services PLC
2.75%, 06/26/24 (Call 04/26/24)(b)	1,741	1,716,730
3.00%, 06/26/27 (Call 03/26/27)(b)	655	630,300

Security	Par (000)	Value

Household Products & Wares (continued)
3.63%, 09/21/23 (Call 06/21/23)(b)	$200	$201,526
SC Johnson & Son Inc., 4.75%, 10/15/46 (Call 04/16/46)(b)	635	667,347
Spectrum Brands Inc.
3.88%, 03/15/31 (Call 03/15/26)(b)	265	223,000
5.00%, 10/01/29 (Call 10/01/24)(b)	270	251,235
5.50%, 07/15/30 (Call 07/15/25)(b)	325	302,773
5.75%, 07/15/25 (Call 05/31/22)	116	117,438

		14,643,217

Housewares — 0.0%
American Greetings Corp., 8.75%, 04/15/25 (Call 05/31/22)(b)	25	24,690
CD&R Smokey Buyer Inc., 6.75%, 07/15/25 (Call 07/15/22)(b)	355	361,397
Newell Brands Inc.
4.00%, 12/01/24 (Call 09/01/24)	240	238,908
4.10%, 04/01/23 (Call 02/01/23)	274	273,937
4.45%, 04/01/26 (Call 01/01/26)	1,155	1,142,237
4.88%, 06/01/25 (Call 05/01/25)	310	313,574
5.63%, 04/01/36 (Call 10/01/35)	315	301,200
5.75%, 04/01/46 (Call 10/01/45)	417	388,461
Scotts Miracle-Gro Co. (The)
4.00%, 04/01/31 (Call 04/01/26)(c)	310	255,142
4.38%, 02/01/32 (Call 08/01/26)	290	242,658
4.50%, 10/15/29 (Call 10/15/24)	260	230,386
5.25%, 12/15/26 (Call 05/16/22)	225	223,182
SWF Escrow Issuer Corp., 6.50%, 10/01/29 (Call 10/01/24)(b)	370	286,369
Turkiye Sise ve Cam Fabrikalari AS, 6.95%, 03/14/26 (Call 12/14/25)(d)	400	390,000

		4,672,141

Insurance — 1.4%
ACE Capital Trust II, Series N, 9.70%, 04/01/30	258	348,744
Acrisure LLC/Acrisure Finance Inc.
4.25%, 02/15/29 (Call 02/15/24)(b)	470	410,479
6.00%, 08/01/29 (Call 08/01/24)(b)	355	310,114
7.00%, 11/15/25 (Call 05/31/22)(b)	670	651,086
10.13%, 08/01/26 (Call 08/01/22)(b)	220	231,286
Aegon NV, 5.50%, 04/11/48 (Call 04/11/28), (6 mo. LIBOR US + 3.540%)(a)	225	229,894
Aflac Inc.
2.88%, 10/15/26 (Call 07/15/26)	332	321,183
3.25%, 03/17/25	189	187,909
3.60%, 04/01/30 (Call 01/01/30)	570	553,880
3.63%, 11/15/24	1,121	1,129,251
4.00%, 10/15/46 (Call 04/15/46)	162	150,367
4.75%, 01/15/49 (Call 07/15/48)	425	438,234
AIA Group Ltd.
2.70%, (Call 04/07/26)(a)(d)(e)	200	185,844
3.20%, 09/16/40 (Call 03/16/40)(b)	2,140	1,779,175
3.38%, 04/07/30 (Call 01/07/30)(b)	686	654,904
3.60%, 04/09/29 (Call 01/09/29)(b)	627	612,805
3.90%, 04/06/28 (Call 01/06/28)(b)	713	711,916
AIG SunAmerica Global Financing X, 6.90%, 03/15/32(b)	281	335,632
Alleghany Corp.
3.25%, 08/15/51 (Call 02/15/51)	410	321,948
4.90%, 09/15/44 (Call 03/15/44)	100	101,868

76	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
4.25%, 10/15/27 (Call 10/15/23)(b)	$625	$576,637
5.88%, 11/01/29 (Call 11/01/24)(b)(c)	279	259,503
6.75%, 10/15/27 (Call 10/15/22)(b)	810	766,673
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/25 (Call 07/29/25)	219	218,179
Allstate Corp. (The)
0.75%, 12/15/25 (Call 11/15/25)	100	91,053
1.45%, 12/15/30 (Call 09/15/30)	575	467,642
3.15%, 06/15/23	85	85,358
3.28%, 12/15/26 (Call 09/15/26)	411	405,973
3.85%, 08/10/49 (Call 02/10/49)	490	443,582
4.20%, 12/15/46 (Call 06/15/46)	480	453,072
4.50%, 06/15/43	453	445,403
5.35%, 06/01/33	88	95,953
5.55%, 05/09/35	192	214,307
5.95%, 04/01/36	50	56,821
6.50%, 05/15/57 (Call 05/15/37), (3 mo. LIBOR US + 2.12%)(a)	109	126,101
Series B, 5.75%, 08/15/53 (Call 08/15/23), (3 mo. LIBOR US + 2.938%)(a)	565	550,327
American Equity Investment Life Holding Co., 5.00%, 06/15/27 (Call 03/15/27)	326	333,915
American Financial Group Inc./OH
3.50%, 08/15/26 (Call 05/15/26)	163	161,200
4.50%, 06/15/47 (Call 12/15/46)	609	559,342
5.25%, 04/02/30 (Call 01/02/30)	120	125,312
American International Group Inc.
2.50%, 06/30/25 (Call 05/30/25)	685	659,607
3.75%, 07/10/25 (Call 04/10/25)	364	365,340
3.90%, 04/01/26 (Call 01/01/26)	1,155	1,149,340
4.13%, 02/15/24	396	401,397
4.38%, 06/30/50 (Call 12/30/49)	400	386,872
4.75%, 04/01/48 (Call 10/01/47)	754	775,579
4.80%, 07/10/45 (Call 01/10/45)	584	585,694
Series A-9, 5.75%, 04/01/48 (Call 04/01/28), (3 mo. LIBOR US + 2.868%)(a)	399	388,311
Americo Life Inc., 3.45%, 04/15/31 (Call 01/15/31)(b)	650	550,225
AmFam Holdings Inc.
2.81%, 03/11/31 (Call 12/11/30)(b)	5	4,335
3.83%, 03/11/51 (Call 09/11/50)(b)	275	228,737
AmWINS Group Inc., 4.88%, 06/30/29 (Call 06/30/24)(b)	430	393,381
Aon Corp.
2.80%, 05/15/30 (Call 02/15/30)	1,293	1,152,205
3.75%, 05/02/29 (Call 02/02/29)	224	217,773
4.50%, 12/15/28 (Call 09/15/28)	1,345	1,370,071
6.25%, 09/30/40	240	275,410
8.21%, 01/01/27	685	775,995
Aon Corp./Aon Global Holdings PLC
2.05%, 08/23/31 (Call 05/23/31)	565	467,837
2.60%, 12/02/31 (Call 09/02/31)(c)	230	198,255
2.85%, 05/28/27 (Call 04/28/27)	120	113,868
2.90%, 08/23/51 (Call 02/23/51)	135	99,104
3.90%, 02/28/52 (Call 08/28/51)	250	215,673
Aon Global Ltd.
3.50%, 06/14/24 (Call 03/14/24)	745	745,760
3.88%, 12/15/25 (Call 09/15/25)	645	648,741

Security	Par (000)	Value

Insurance (continued)
Aon PLC
4.00%, 11/27/23 (Call 08/27/23)	$203	$204,902
4.60%, 06/14/44 (Call 03/14/44)	440	417,833
4.75%, 05/15/45 (Call 11/15/44)	353	342,823
Arch Capital Finance LLC
4.01%, 12/15/26 (Call 09/15/26)	72	72,818
5.03%, 12/15/46 (Call 06/15/46)	438	440,580
Arch Capital Group Ltd.
3.64%, 06/30/50 (Call 12/30/49)	316	264,716
7.35%, 05/01/34	208	255,672
Arch Capital Group U.S. Inc., 5.14%, 11/01/43	493	504,137
Argentum Netherlands BV for Swiss Re Ltd.
5.63%, 08/15/52 (Call 08/15/27)(a)(d)	400	397,532
5.75%, 08/15/50 (Call 08/15/25)(a)(d)	400	399,000
Arthur J Gallagher & Co.
2.40%, 11/09/31 (Call 08/09/31)	530	447,092
3.05%, 03/09/52 (Call 09/09/51)	455	337,692
3.50%, 05/20/51 (Call 11/20/50)	325	263,809
Assurant Inc.
2.65%, 01/15/32 (Call 10/15/31)	105	85,557
3.70%, 02/22/30 (Call 11/22/29)	213	196,522
4.20%, 09/27/23 (Call 08/27/23)	390	394,774
4.90%, 03/27/28 (Call 12/27/27)	154	156,974
7.00%, 03/27/48 (Call 03/27/28)(a)	200	208,824
Assured Guaranty U.S. Holdings Inc.
3.15%, 06/15/31 (Call 03/15/31)	155	136,583
3.60%, 09/15/51 (Call 03/15/51)	153	122,207
5.00%, 07/01/24(c)	143	145,781
AssuredPartners Inc.
5.63%, 01/15/29 (Call 12/15/23)(b)(c)	375	330,064
7.00%, 08/15/25 (Call 05/31/22)(b)(c)	286	281,999
Athene Global Funding
0.91%, 08/19/24(b)	1,900	1,782,143
0.95%, 01/08/24(b)	170	162,158
1.00%, 04/16/24(b)	1,120	1,063,126
1.20%, 10/13/23(b)	152	146,944
1.45%, 01/08/26(b)	25	22,670
1.61%, 06/29/26(b)	635	565,258
1.72%, 01/07/25(b)	200	187,252
1.73%, 10/02/26(b)	1,015	900,995
1.99%, 08/19/28(b)	2,600	2,199,782
2.45%, 08/20/27(b)	550	501,385
2.50%, 01/14/25(b)	166	158,894
2.50%, 03/24/28(b)(c)	15	13,307
2.55%, 06/29/25(b)	1,405	1,350,458
2.55%, 11/19/30(b)	550	461,268
2.67%, 06/07/31(b)	220	185,623
2.72%, 01/07/29(b)	200	175,674
2.75%, 06/25/24(b)	1,433	1,398,651
2.80%, 05/26/23(b)	5	4,994
2.95%, 11/12/26(b)	428	403,416
Athene Holding Ltd.
3.45%, 05/15/52 (Call 11/15/51)	35	25,565
3.50%, 01/15/31 (Call 10/15/30)	707	626,041
3.95%, 05/25/51 (Call 11/25/50)	200	161,192
4.13%, 01/12/28 (Call 10/12/27)	536	515,964
6.15%, 04/03/30 (Call 01/03/30)	70	73,716
AXA SA
5.13%, 01/17/47 (Call 01/17/27)(a)(d)	400	404,580
8.60%, 12/15/30	1,098	1,382,700

S C H E D U L E O F I N V E S T M E N T S	77

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
AXIS Specialty Finance LLC
3.90%, 07/15/29 (Call 04/15/29)	$356	$343,237
4.90%, 01/15/40 (Call 01/15/30)(a)	141	131,382
AXIS Specialty Finance PLC, 4.00%, 12/06/27 (Call 09/06/27)	635	621,462
Beazley Insurance DAC, 5.50%, 09/10/29(d)	200	194,450
Belrose Funding Trust, 2.33%, 08/15/30 (Call 05/15/30)(b)	653	544,243
Berkshire Hathaway Finance Corp.
1.45%, 10/15/30 (Call 07/15/30)	1,030	851,748
1.85%, 03/12/30 (Call 12/12/29)	310	268,538
2.30%, 03/15/27 (Call 02/15/27)(c)	600	573,210
2.50%, 01/15/51 (Call 07/15/50)	794	561,398
2.85%, 10/15/50 (Call 04/15/50)	1,035	784,240
2.88%, 03/15/32 (Call 12/15/31)	50	45,277
3.85%, 03/15/52 (Call 09/15/51)	675	601,067
4.20%, 08/15/48 (Call 02/15/48)	1,016	974,994
4.25%, 01/15/49 (Call 07/15/48)	1,287	1,246,035
4.30%, 05/15/43	115	112,445
4.40%, 05/15/42	633	626,664
5.75%, 01/15/40	793	906,502
Berkshire Hathaway Inc.
3.13%, 03/15/26 (Call 12/15/25)	1,545	1,533,567
4.50%, 02/11/43	575	574,241
Brighthouse Financial Global Funding
0.60%, 06/28/23(b)	325	316,374
1.20%, 12/15/23(b)	300	289,308
1.55%, 05/24/26(b)(c)	160	145,144
1.75%, 01/13/25(b)	200	188,536
2.00%, 06/28/28(b)	215	186,930
Brighthouse Financial Inc.
4.70%, 06/22/47 (Call 12/22/46)	671	576,691
5.63%, 05/15/30 (Call 02/15/30)	700	730,758
BroadStreet Partners Inc., 5.88%, 04/15/29 (Call 04/15/24)(b)	400	347,472
Brown & Brown Inc.
2.38%, 03/15/31 (Call 12/15/30)	655	543,945
4.20%, 09/15/24 (Call 06/15/24)	875	882,402
4.20%, 03/17/32 (Call 12/17/31)	190	182,031
4.50%, 03/15/29 (Call 12/15/28)	152	151,787
4.95%, 03/17/52 (Call 09/17/51)	200	191,966
Cheniere Corpus Christi Holdings LLC, 2.74%, 12/31/39 (Call 07/04/39)	460	382,168
Chubb Corp. (The)
6.00%, 05/11/37	264	307,806
Series 1, 6.50%, 05/15/38	220	271,522
Chubb INA Holdings Inc.
1.38%, 09/15/30 (Call 06/15/30)	749	612,607
2.85%, 12/15/51 (Call 06/15/51)	100	76,306
3.05%, 12/15/61 (Call 06/15/61)	355	267,148
3.15%, 03/15/25	1,301	1,294,469
3.35%, 05/15/24	467	468,653
3.35%, 05/03/26 (Call 02/03/26)	894	884,971
4.35%, 11/03/45 (Call 05/03/45)	1,000	981,600
6.70%, 05/15/36	20	24,484
Cincinnati Financial Corp.
6.13%, 11/01/34	18	20,947
6.92%, 05/15/28	30	34,517
Cloverie PLC for Zurich Insurance Co. Ltd., 5.63%, 06/24/46 (Call 06/24/26)(a)(d)	400	408,696

Security	Par (000)	Value

Insurance (continued)
CNA Financial Corp.
2.05%, 08/15/30 (Call 05/15/30)	$150	$124,994
3.45%, 08/15/27 (Call 05/15/27)	385	373,569
3.90%, 05/01/29 (Call 02/01/29)	430	414,271
3.95%, 05/15/24 (Call 02/15/24)	384	386,058
4.50%, 03/01/26 (Call 12/01/25)	635	647,960
CNO Financial Group Inc.
5.25%, 05/30/25 (Call 02/28/25)	287	295,883
5.25%, 05/30/29 (Call 02/28/29)(c)	649	660,364
CNO Global Funding
1.65%, 01/06/25(b)	280	264,463
1.75%, 10/07/26(b)	265	239,433
2.65%, 01/06/29(b)	200	177,820
Corebridge Financial Inc.
3.85%, 04/05/29 (Call 02/05/29)(b)	300	286,842
3.90%, 04/05/32 (Call 01/05/32)	350	328,776
4.35%, 04/05/42 (Call 10/05/41)(b)	300	271,395
4.40%, 04/05/52 (Call 10/05/51)(b)	300	267,816
Empower Finance 2020 LP
1.36%, 09/17/27 (Call 07/17/27)(b)	25	21,835
1.78%, 03/17/31 (Call 12/17/30)(b)	537	444,797
3.08%, 09/17/51 (Call 03/17/51)(b)	340	260,185
Enstar Finance LLC
5.50%, 01/15/42 (Call 01/15/27)(a)	300	276,837
5.75%, 09/01/40 (Call 09/01/25)(a)	375	369,034
Enstar Group Ltd.
3.10%, 09/01/31 (Call 03/01/31)	410	343,125
4.95%, 06/01/29 (Call 03/01/29)	392	395,842
Equitable Financial Life Global Funding
0.50%, 11/17/23(b)	1,190	1,142,150
0.80%, 08/12/24(b)	545	511,875
1.00%, 01/09/26(b)	370	333,496
1.10%, 11/12/24(b)	1,925	1,811,252
1.30%, 07/12/26(b)	1,325	1,197,787
1.40%, 07/07/25(b)	875	815,246
1.40%, 08/27/27(b)	155	135,954
1.70%, 11/12/26(b)	1,810	1,643,516
1.75%, 11/15/30(b)	1,032	843,877
1.80%, 03/08/28(b)	205	179,564
Equitable Holdings Inc.
4.35%, 04/20/28 (Call 01/20/28)	888	883,382
5.00%, 04/20/48 (Call 10/20/47)	537	522,539
7.00%, 04/01/28	18	20,302
Everest Reinsurance Holdings Inc.
3.13%, 10/15/52 (Call 04/15/52)	399	294,725
3.50%, 10/15/50 (Call 04/15/50)	245	197,379
4.87%, 06/01/44	95	95,294
F&G Global Funding
0.90%, 09/20/24(b)	385	358,785
1.75%, 06/30/26(b)(c)	465	422,518
2.00%, 09/20/28(b)	805	693,371
2.30%, 04/11/27(b)	500	457,090
Fairfax Financial Holdings Ltd.
4.63%, 04/29/30 (Call 01/29/30)	245	239,637
4.85%, 04/17/28 (Call 01/17/28)	325	326,443
Farmers Exchange Capital II, 6.15%, 11/01/53 (Call 11/01/33), (3 mo. LIBOR US + 3.744%)(a)(b)	185	203,385
Farmers Insurance Exchange, 4.75%, 11/01/57 (Call 11/01/37), (3 mo. LIBOR US + 1.3.744%)(a)(b)	245	237,422

78	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Fidelity & Guaranty Life Holdings Inc., 5.50%, 05/01/25 (Call 02/01/25)(b)	$180	$185,512
Fidelity National Financial Inc.
2.45%, 03/15/31 (Call 12/15/30)	508	421,462
3.20%, 09/17/51 (Call 03/17/51)	265	186,316
3.40%, 06/15/30 (Call 03/15/30)	525	476,506
4.50%, 08/15/28 (Call 05/15/28)	76	75,395
First American Financial Corp.
2.40%, 08/15/31 (Call 05/15/31)	100	82,363
4.00%, 05/15/30 (Call 02/15/30)	40	38,156
Five Corners Funding Trust, 4.42%, 11/15/23(b)	632	640,109
Five Corners Funding Trust II, 2.85%, 05/15/30 (Call 02/15/30)(b)	243	215,245
FLNG Liquefaction 3 LLC, 5.55%, 03/31/39	33	35,587
GA Global Funding Trust
0.80%, 09/13/24(b)	20	18,535
1.00%, 04/08/24(b)	1,265	1,200,105
1.63%, 01/15/26(b)	40	36,482
2.25%, 01/06/27(b)	350	319,396
2.90%, 01/06/32(b)	300	256,848
Genworth Holdings Inc.
4.80%, 02/15/24(c)	420	420,441
6.50%, 06/15/34	190	177,012
Global Atlantic Fin Co.
3.13%, 06/15/31 (Call 03/15/31)(b)	1,275	1,079,058
4.40%, 10/15/29 (Call 07/15/29)(b)	95	88,814
4.70%, 10/15/51 (Call 07/15/26)(a)(b)	500	446,785
Globe Life Inc.
2.15%, 08/15/30 (Call 05/15/30)	895	755,076
4.55%, 09/15/28 (Call 06/15/28)	297	302,676
Great-West Lifeco Finance 2018 LP
4.05%, 05/17/28 (Call 02/17/28)(b)	200	199,406
4.58%, 05/17/48 (Call 11/17/47)(b)	342	339,514
Great-West Lifeco Finance Delaware LP, 4.15%, 06/03/47 (Call 12/03/46)(b)	154	143,001
Great-West Lifeco U.S. Finance 2020 LP, 0.90%, 08/12/25 (Call 07/12/25)(b)	1,880	1,728,434
GTCR AP Finance Inc., 8.00%, 05/15/27 (Call 05/31/22)(b)	350	348,848
Guardian Life Global Funding
1.40%, 07/06/27(b)	210	186,806
2.90%, 05/06/24(b)	180	178,540
3.25%, 03/29/27(b)	500	488,725
Guardian Life Insurance Co. of America (The) 3.70%, 01/22/70 (Call 07/22/69)(b)	270	217,237
4.85%, 01/24/77(b)	510	505,517
4.88%, 06/19/64(b)	318	322,484
Hanover Insurance Group Inc. (The)
2.50%, 09/01/30 (Call 06/01/30)	265	229,225
4.50%, 04/15/26 (Call 01/15/26)	13	13,301
Hartford Financial Services Group Inc. (The)
2.80%, 08/19/29 (Call 05/19/29)	335	302,579
2.90%, 09/15/51 (Call 03/15/51)	35	25,724
3.60%, 08/19/49 (Call 02/19/49)	650	547,137
4.30%, 04/15/43	597	557,108
4.40%, 03/15/48 (Call 09/15/47)	165	155,930
5.95%, 10/15/36	410	462,382
6.10%, 10/01/41	237	271,768
High Street Funding Trust I, 4.11%, 02/15/28 (Call 11/15/27)(b)	180	178,967

Security	Par (000)	Value

Insurance (continued)
High Street Funding Trust II, 4.68%, 02/15/48 (Call 11/15/47)(b)	$100	$99,747
Hill City Funding Trust, 4.05%, 08/15/41 (Call 02/15/41)(b)	225	175,453
HUB International Ltd.
5.63%, 12/01/29 (Call 12/01/24)(b)	335	306,877
7.00%, 05/01/26 (Call 05/10/22)(b)(c)	922	913,757
Jackson Financial Inc., 4.00%, 11/23/51 (Call 05/23/51)(b)(c)	200	157,260
Jackson National Life Global Funding
2.65%, 06/21/24(b)	380	372,772
3.05%, 04/29/26(b)	117	113,582
3.05%, 06/21/29(b)	100	94,719
3.25%, 01/30/24(b)	170	169,526
3.88%, 06/11/25(b)	425	426,300
John Hancock Life Insurance Co., 7.38%, 02/15/24(b)	360	384,080
Kemper Corp.
3.80%, 02/23/32 (Call 11/23/31)	250	227,070
4.35%, 02/15/25 (Call 11/15/24)	180	180,727
La Mondiale SAM, 5.88%, 01/26/47 (Call 01/26/27)(a)(d)	600	605,100
Legal & General Group PLC, 5.25%, 03/21/47 (Call 03/21/27)(a)(d)	200	200,046
Liberty Mutual Group Inc.
3.95%, 10/15/50 (Call 04/15/50)(b)	370	311,329
3.95%, 05/15/60 (Call 11/15/59)(b)	1,155	933,194
4.13%, 12/15/51 (Call 09/15/26)(a)(b)	250	228,188
4.25%, 06/15/23(b)	337	339,656
4.30%, 02/01/61 (Call 02/01/26)(b)	495	372,879
4.57%, 02/01/29(b)	720	732,182
4.85%, 08/01/44(b)(c)	135	137,851
7.80%, 03/07/87(b)	260	332,090
Lincoln National Corp.
3.05%, 01/15/30 (Call 10/15/29)	443	404,632
3.35%, 03/09/25	411	406,076
3.40%, 01/15/31 (Call 10/15/30)	205	190,933
3.63%, 12/12/26 (Call 09/15/26)	688	684,161
3.80%, 03/01/28 (Call 12/01/27)	243	239,095
4.00%, 09/01/23	323	326,043
4.35%, 03/01/48 (Call 09/01/47)	445	402,850
4.38%, 06/15/50 (Call 12/15/49)	70	65,594
6.30%, 10/09/37	158	179,975
7.00%, 06/15/40	226	279,133
Loews Corp.
2.63%, 05/15/23 (Call 02/15/23)	504	503,733
3.20%, 05/15/30 (Call 02/15/30)	670	621,653
3.75%, 04/01/26 (Call 01/01/26)	350	352,061
4.13%, 05/15/43 (Call 11/15/42)	474	428,690
6.00%, 02/01/35	25	28,066
M&G PLC, 6.50%, 10/20/48 (Call 10/20/28)(a)(d)	200	213,326
Manulife Financial Corp.
2.48%, 05/19/27 (Call 03/19/27)	586	556,302
3.70%, 03/16/32 (Call 12/16/31)	150	143,228
4.06%, 02/24/32 (Call 02/24/27)(a)	290	281,845
4.15%, 03/04/26	1,540	1,559,496
5.38%, 03/04/46	618	700,571
Markel Corp.
3.35%, 09/17/29 (Call 06/17/29)	805	756,998
3.45%, 05/07/52 (Call 11/07/51)	150	118,065
3.50%, 11/01/27 (Call 08/01/27)	160	155,659
4.15%, 09/17/50 (Call 03/17/50)	291	262,660

S C H E D U L E O F I N V E S T M E N T S	79

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
4.30%, 11/01/47 (Call 05/01/47)	$180	$165,188
5.00%, 04/05/46	339	338,630
5.00%, 05/20/49 (Call 11/20/48)	355	359,370
Marsh & McLennan Companies Inc.
2.25%, 11/15/30 (Call 08/15/30)	931	804,645
2.38%, 12/15/31 (Call 09/15/31)(c)	30	25,839
2.90%, 12/15/51 (Call 06/15/51)	60	45,326
3.50%, 06/03/24 (Call 03/03/24)	382	383,356
3.50%, 03/10/25 (Call 12/10/24)	505	505,752
3.75%, 03/14/26 (Call 12/14/25)	453	454,966
3.88%, 03/15/24 (Call 02/15/24)	1,185	1,198,462
4.20%, 03/01/48 (Call 09/01/47)	505	474,150
4.35%, 01/30/47 (Call 07/30/46)	363	350,596
4.38%, 03/15/29 (Call 12/15/28)	1,045	1,057,185
4.75%, 03/15/39 (Call 09/15/38)	250	256,353
4.90%, 03/15/49 (Call 09/15/48)	984	1,027,788
5.88%, 08/01/33	175	197,649
Massachusetts Mutual Life Insurance Co.
3.20%, 12/01/61(b)	650	475,085
3.38%, 04/15/50(b)	165	131,799
3.73%, 10/15/70(b)	548	427,703
4.90%, 04/01/77(b)	219	211,933
5.08%, 02/15/69 (Call 02/15/49), (3 mo. LIBOR US + 3.191%)(a)(b)	980	982,293
MassMutual Global Funding II
0.60%, 04/12/24(b)	948	901,197
0.85%, 06/09/23, (SOFR + 0.55%)(a)(b)	370	361,945
1.55%, 10/09/30(b)	115	95,289
2.35%, 01/14/27(b)	1,320	1,247,162
2.75%, 06/22/24(b)	850	839,477
2.80%, 03/21/25(b)	300	294,942
2.95%, 01/11/25(b)	250	247,355
3.40%, 03/08/26(b)	360	356,990
MBIA Inc., 5.70%, 12/01/34	55	51,680
Mercury General Corp., 4.40%, 03/15/27 (Call 12/15/26)	455	454,440
Met Tower Global Funding, 1.25%, 09/14/26(b)	205	184,033
MetLife Capital Trust IV, 7.88%, 12/15/37 (Call 12/15/32)(b)	300	345,666
MetLife Inc.
3.00%, 03/01/25	441	436,330
3.60%, 04/10/24	540	543,780
3.60%, 11/13/25 (Call 08/13/25)	201	201,585
4.05%, 03/01/45	639	592,922
4.13%, 08/13/42	365	339,512
4.55%, 03/23/30 (Call 12/23/29)	855	885,831
4.60%, 05/13/46 (Call 11/13/45)(c)	407	413,874
4.72%, 12/15/44	610	617,082
4.88%, 11/13/43	515	529,245
5.70%, 06/15/35	521	584,958
5.88%, 02/06/41	725	832,488
6.38%, 06/15/34	440	522,900
6.40%, 12/15/36 (Call 12/15/31)	1,563	1,623,519
6.50%, 12/15/32	305	361,108
9.25%, 04/08/38 (Call 04/08/33)(b)	215	267,924
10.75%, 08/01/39 (Call 08/01/34)	540	751,577
Series D, 4.37%, 09/15/23	1,119	1,142,163
Metropolitan Life Global Funding, 2.40%, 01/11/32(b)	300	259,020
Metropolitan Life Global Funding I
0.40%, 01/07/24(b)	300	285,582

Security	Par (000)	Value

Insurance (continued)
0.70%, 09/27/24(b)	$165	$154,329
0.95%, 07/02/25(b)	195	180,242
1.55%, 01/07/31(b)	180	146,457
2.80%, 03/21/25(b)	165	161,520
2.95%, 04/09/30(b)	605	555,596
3.00%, 09/19/27(b)	175	166,570
3.05%, 06/17/29(b)	255	238,022
3.30%, 03/21/29(b)	300	286,479
3.45%, 12/18/26(b)	543	532,352
3.60%, 01/11/24(b)	40	40,128
MGIC Investment Corp.
5.25%, 08/15/28 (Call 08/15/23)	440	414,625
5.75%, 08/15/23	355	359,828
Mitsui Sumitomo Insurance Co. Ltd., 4.95%, (Call 03/06/29)(a)(b)(e)	10	10,289
Munich Re America Corp., Series B, 7.45%, 12/15/26	50	56,803
Mutual of Omaha Insurance Co., 4.30%, 07/15/54 (Call 07/15/24)(a)(b)	175	172,585
National Life Insurance Co., 5.25%, 07/19/68 (Call 07/19/48), (3 mo. LIBOR US + 3.314%)(a)(b)	25	24,332
Nationwide Financial Services Inc.
3.90%, 11/30/49 (Call 05/30/49)(b)	350	312,837
5.30%, 11/18/44(b)	403	405,031
Nationwide Mutual Insurance Co.
4.35%, 04/30/50 (Call 10/30/49)(b)	1,690	1,500,162
4.95%, 04/22/44(b)	70	67,236
9.38%, 08/15/39(b)	475	682,380
New York Life Global Funding
0.40%, 10/21/23(b)	456	439,265
0.60%, 08/27/24(b)	900	846,828
0.85%, 01/15/26(b)	450	406,989
0.95%, 06/24/25(b)	693	640,394
1.10%, 05/05/23(b)	125	123,141
1.15%, 06/09/26(b)	1,000	907,470
1.20%, 08/07/30(b)	50	40,276
1.45%, 01/14/25(b)(c)	200	189,980
1.85%, 08/01/31(b)	650	540,475
2.00%, 01/22/25(b)	1,085	1,041,980
2.35%, 07/14/26(b)	100	94,816
2.88%, 04/10/24(b)	746	740,405
2.90%, 01/17/24(b)	258	256,746
3.00%, 01/10/28(b)	295	282,811
3.25%, 04/07/27(b)	200	195,870
New York Life Insurance Co.
3.75%, 05/15/50 (Call 11/15/49)(b)	1,196	1,047,624
4.45%, 05/15/69 (Call 11/15/68)(b)	767	702,748
5.88%, 05/15/33(b)	530	598,084
6.75%, 11/15/39(b)	454	566,374
Nippon Life Insurance Co.
2.75%, 01/21/51 (Call 01/21/31)(a)(b)	360	309,388
2.90%, 09/16/51 (Call 09/16/31)(a)(b)	595	514,247
3.40%, 01/23/50 (Call 01/23/30)(a)(b)	775	707,575
4.70%, 01/20/46 (Call 01/20/26)(a)(b)	830	827,170
5.10%, 10/16/44 (Call 10/16/24)(a)(b)	805	815,103
NMI Holdings Inc., 7.38%, 06/01/25 (Call 03/30/25)(b)	365	381,713
Northwestern Mutual Global Funding
0.80%, 01/14/26(b)	35	31,746
1.75%, 01/11/27(b)	750	690,975
Northwestern Mutual Life Insurance Co. (The)
3.63%, 09/30/59 (Call 03/30/59)(b)	1,136	926,806

80	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
3.85%, 09/30/47 (Call 03/30/47)(b)	$323	$286,320
6.06%, 03/30/40(b)	252	289,442
Ohio National Financial Services Inc., 5.80%, 01/24/30 (Call 10/24/29)(b)	158	157,750
Old Republic International Corp.
3.85%, 06/11/51 (Call 12/11/50)	335	273,514
3.88%, 08/26/26 (Call 07/26/26)	203	201,096
4.88%, 10/01/24 (Call 09/01/24)	25	25,592
OneAmerica Financial Partners Inc., 4.25%, 10/15/50 (Call 04/15/50)(b)	165	145,863
Pacific Life Global Funding II
0.50%, 09/23/23(b)	75	72,500
1.20%, 06/24/25(b)	815	749,906
1.38%, 04/14/26(b)	1,295	1,174,643
1.45%, 01/20/28(b)	80	69,030
1.60%, 09/21/28(b)	1,065	913,525
2.45%, 01/11/32(b)	1,000	857,010
Pacific Life Insurance Co., 4.30%, 10/24/67 (Call 10/24/47), (3 mo. LIBOR US + 2.796%)(a)(b)	364	319,661
Pacific LifeCorp.
3.35%, 09/15/50 (Call 03/15/50)(b)	900	727,200
5.13%, 01/30/43(b)	50	51,774
PartnerRe Finance B LLC
3.70%, 07/02/29 (Call 04/02/29)	494	476,858
4.50%, 10/01/50 (Call 04/01/30)(a)	115	106,000
Penn Mutual Life Insurance Co. (The), 3.80%, 04/29/61(b)	310	244,661
Phoenix Group Holdings PLC, 5.38%, 07/06/27(d)	200	202,944
Pricoa Global Funding I
0.80%, 09/01/25(b)	490	448,855
1.15%, 12/06/24(b)	685	648,284
1.20%, 09/01/26(b)	660	592,172
2.40%, 09/23/24(b)	610	594,774
3.45%, 09/01/23(b)	240	241,690
Primerica Inc., 2.80%, 11/19/31 (Call 08/19/31)	225	196,571
Principal Financial Group Inc.
2.13%, 06/15/30 (Call 03/15/30)	1,180	1,006,693
3.10%, 11/15/26 (Call 08/15/26)	680	654,588
3.40%, 05/15/25 (Call 02/15/25)	519	513,083
3.70%, 05/15/29 (Call 02/15/29)	455	439,671
4.30%, 11/15/46 (Call 05/15/46)	110	108,118
4.35%, 05/15/43	180	169,720
4.63%, 09/15/42	400	392,564
6.05%, 10/15/36	10	11,602
Principal Life Global Funding, 1.38%, 01/10/25(b)	545	512,218
Principal Life Global Funding II
0.75%, 04/12/24(b)	720	684,151
0.75%, 08/23/24(b)	30	28,173
0.88%, 01/12/26(b)	625	561,319
1.25%, 05/11/23(b)(c)	1,000	982,840
1.25%, 06/23/25(b)	1,010	935,937
1.25%, 08/16/26(b)	350	313,558
1.50%, 11/17/26(b)	300	269,712
1.50%, 08/27/30(b)	625	504,975
1.63%, 11/19/30(b)	275	225,508
2.25%, 11/21/24(b)	650	627,237
2.50%, 09/16/29(b)(c)	320	286,858
3.00%, 04/18/26(b)	450	437,089
Progressive Corp. (The) 2.45%, 01/15/27	316	299,694

Security	Par (000)	Value

Insurance (continued)
2.50%, 03/15/27 (Call 02/15/27)	$295	$279,601
3.00%, 03/15/32 (Call 12/15/31)	235	213,841
3.20%, 03/26/30 (Call 12/26/29)	225	211,752
3.70%, 01/26/45	330	285,850
3.70%, 03/15/52 (Call 09/15/51)	245	212,964
3.95%, 03/26/50 (Call 09/26/49)	230	210,910
4.00%, 03/01/29 (Call 12/01/28)	32	32,140
4.13%, 04/15/47 (Call 10/15/46)	690	655,286
4.20%, 03/15/48 (Call 09/15/47)	416	400,363
4.35%, 04/25/44	81	78,695
6.25%, 12/01/32	10	11,736
6.63%, 03/01/29	206	238,276
Protective Life Corp., 4.30%, 09/30/28 (Call 06/30/28)(b)	377	383,220
Protective Life Global Funding
0.47%, 01/12/24(b)	265	252,357
0.50%, 04/12/23(b)	310	303,701
0.63%, 10/13/23(b)	180	173,894
0.78%, 07/05/24(b)	1,135	1,069,806
1.08%, 06/09/23(b)	200	195,858
1.17%, 07/15/25(b)	1,710	1,578,843
1.30%, 09/20/26(b)	1,350	1,211,841
1.62%, 04/15/26(b)	1,500	1,381,440
3.10%, 04/15/24(b)	200	198,154
3.22%, 03/28/25(b)	1,000	986,150
Provident Financing Trust I, 7.41%, 03/15/38(c)	125	140,250
Prudential Financial Inc.
1.50%, 03/10/26 (Call 02/10/26)	280	260,291
2.10%, 03/10/30 (Call 12/10/29)	205	180,935
3.00%, 03/10/40 (Call 09/10/39)	608	501,971
3.70%, 10/01/50 (Call 07/01/30)(a)	235	206,034
3.70%, 03/13/51 (Call 09/13/50)	1,010	873,882
3.88%, 03/27/28 (Call 12/27/27)	571	571,879
3.91%, 12/07/47 (Call 06/07/47)	613	550,633
3.94%, 12/07/49 (Call 06/07/49)	817	742,212
4.35%, 02/25/50 (Call 08/25/49)	554	536,737
4.42%, 03/27/48 (Call 09/27/47)	360	352,631
4.50%, 09/15/47 (Call 09/15/27), (3 mo. LIBOR US + 2.380%)(a)(c)	830	788,517
4.60%, 05/15/44	496	486,720
5.20%, 03/15/44 (Call 03/15/24), (3 mo. LIBOR US + 3.040%)(a)	744	731,999
5.38%, 05/15/45 (Call 05/15/25), (3 mo. LIBOR US + 3.031%)(a)	830	825,584
5.63%, 06/15/43 (Call 06/15/23), (3 mo. LIBOR US + 3.920%)(a)	605	605,593
5.70%, 12/14/36	909	1,020,262
5.70%, 09/15/48 (Call 09/15/28), (3 mo. LIBOR US + 2.665%)(a)	663	665,539
5.75%, 07/15/33	115	127,522
6.63%, 12/01/37	75	90,527
6.63%, 06/21/40	35	42,255
Prudential PLC
2.95%, 11/03/33 (Call 08/03/28)(a)(d)	900	803,250
3.13%, 04/14/30	790	730,821
3.63%, 03/24/32 (Call 12/24/31)	600	562,038
Radian Group Inc.
4.50%, 10/01/24 (Call 07/01/24)	180	175,804
4.88%, 03/15/27 (Call 09/15/26)	254	243,042
6.63%, 03/15/25 (Call 09/15/24)	385	391,976

S C H E D U L E O F I N V E S T M E N T S	81

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Reinsurance Group of America Inc.
3.15%, 06/15/30 (Call 03/15/30)	$483	$438,902
3.90%, 05/15/29 (Call 02/15/29)	711	687,274
3.95%, 09/15/26 (Call 06/15/26)	400	400,064
4.70%, 09/15/23	65	66,110
Reliance Standard Life Global Funding II
1.51%, 09/28/26(b)	510	457,541
2.50%, 10/30/24(b)	35	34,022
2.75%, 01/21/27(b)	210	197,156
3.85%, 09/19/23(b)	1,205	1,215,520
RenaissanceRe Finance Inc.
3.45%, 07/01/27 (Call 04/01/27)	228	222,487
3.70%, 04/01/25 (Call 01/01/25)	25	25,042
RenaissanceRe Holdings Ltd., 3.60%, 04/15/29 (Call 01/15/29)	262	251,397
RGA Global Funding
2.00%, 11/30/26(b)	500	465,165
2.70%, 01/18/29(b)	500	453,225
Ryan Specialty Group LLC, 4.38%, 02/01/30 (Call 02/01/25)(b)	250	228,325
Sagicor Financial Co. Ltd., 5.30%, 05/13/28 (Call 05/13/24)(b)	265	258,847
Sammons Financial Group Inc.
4.45%, 05/12/27 (Call 02/12/27)(b)	20	19,931
4.75%, 04/08/32 (Call 01/08/32)(b)	1,000	941,420
SBL Holdings Inc.
5.00%, 02/18/31 (Call 11/18/30)(b)(c)	683	610,377
5.13%, 11/13/26 (Call 09/13/26)(b)	200	198,768
Securian Financial Group Inc., 4.80%, 04/15/48(b)	95	89,899
Security Benefit Global Funding, 1.25%, 05/17/24(b)	20	18,980
Selective Insurance Group Inc., 5.38%, 03/01/49 (Call 09/01/48)	80	81,532
Sirius International Group Ltd., 4.60%, 11/01/26 (Call 08/01/26)(b)	620	599,075
Sompo Japan Insurance Inc., 5.33%, 03/28/73 (Call 03/28/23)(a)(b)	305	308,376
Sumitomo Life Insurance Co.
3.38%, 04/15/81 (Call 04/15/31)(a)(b)	520	477,246
4.00%, 09/14/77 (Call 09/14/27), (3 mo. LIBOR US + 2.993%)(a)(b)	935	904,285
6.50%, 09/20/73 (Call 09/20/23)(a)(b)	5	5,150
Swiss Re America Holding Corp., 7.00%, 02/15/26	12	13,382
Swiss Re Finance Luxembourg SA
4.25%, (Call 09/04/24)(a)(d)(e)	400	386,164
5.00%, 04/02/49 (Call 04/02/29)(a)(b)	520	520,276
Swiss Re Treasury U.S. Corp., 4.25%, 12/06/42(b)	248	247,479
Teachers Insurance & Annuity Association of America
3.30%, 05/15/50 (Call 11/15/49)(b)	727	586,827
4.27%, 05/15/47 (Call 11/15/46)(b)	1,204	1,147,894
4.38%, 09/15/54 (Call 09/15/24)(a)(b)	75	74,435
4.90%, 09/15/44(b)	1,031	1,053,703
6.85%, 12/16/39(b)	354	436,096
Tongyang Life Insurance Co. Ltd., 5.25%, (Call 09/22/25)(a)(d)(e)	400	397,872
Transatlantic Holdings Inc., 8.00%, 11/30/39	130	177,691
Travelers Companies Inc. (The)
2.55%, 04/27/50 (Call 10/27/49)	180	131,206
3.05%, 06/08/51 (Call 12/08/50)	574	463,953
3.75%, 05/15/46 (Call 11/15/45)	195	176,235
4.00%, 05/30/47 (Call 11/30/46)	455	424,174

Security	Par (000)	Value

Insurance (continued)
4.05%, 03/07/48 (Call 09/07/47)	$72	$68,034
4.10%, 03/04/49 (Call 09/04/48)	512	486,958
4.30%, 08/25/45 (Call 02/25/45)	600	585,324
4.60%, 08/01/43	185	187,048
5.35%, 11/01/40	545	605,544
6.25%, 06/15/37	660	792,191
6.75%, 06/20/36	230	282,843
Travelers Property Casualty Corp., 6.38%, 03/15/33	162	194,795
Trinity Acquisition PLC, 4.40%, 03/15/26 (Call 12/15/25)	259	260,342
Unum Group
4.00%, 03/15/24	272	273,806
4.00%, 06/15/29 (Call 03/15/29)	100	97,562
4.13%, 06/15/51 (Call 12/15/50)	50	39,337
4.50%, 12/15/49 (Call 06/15/49)	535	440,016
5.75%, 08/15/42	425	419,700
USI Inc./NY, 6.88%, 05/01/25 (Call 05/31/22)(b)	424	417,559
Vigorous Champion International Ltd.
2.75%, 06/02/25(d)	200	189,064
4.25%, 05/28/29(d)	400	373,052
4.38%, 09/10/23(d)	200	200,644
Voya Financial Inc.
3.65%, 06/15/26	393	386,960
4.70%, 01/23/48 (Call 01/23/28), (3 mo. LIBOR US + 2.084%)(a)	250	227,380
4.80%, 06/15/46	165	166,861
5.65%, 05/15/53 (Call 05/15/23), (3 mo. LIBOR US + 3.580%)(a)	201	200,102
5.70%, 07/15/43	210	229,261
W R Berkley Corp.
3.15%, 09/30/61 (Call 03/30/61)	390	274,537
4.00%, 05/12/50 (Call 11/12/49)	50	44,244
4.75%, 08/01/44	305	304,186
Western & Southern Financial Group Inc., 5.75%, 07/15/33(b)	5	5,532
Western & Southern Life Insurance Co. (The)
3.75%, 04/28/61 (Call 10/28/60)(b)	147	119,383
5.15%, 01/15/49 (Call 07/15/48)(b)	100	106,216
Willis North America Inc.
2.95%, 09/15/29 (Call 06/15/29)	544	485,689
3.60%, 05/15/24 (Call 03/15/24)	910	906,032
3.88%, 09/15/49 (Call 03/15/49)	568	471,133
4.50%, 09/15/28 (Call 06/15/28)	589	587,645
5.05%, 09/15/48 (Call 03/15/48)	320	318,864
Willow No. 2 Ireland PLC for Zurich Insurance Co. Ltd., 4.25%, 10/01/45 (Call 10/01/25)(a)(d)	400	390,476
XLIT Ltd.
4.45%, 03/31/25	147	149,374
5.25%, 12/15/43	133	148,798
5.50%, 03/31/45	400	436,640
ZhongAn Online P&C Insurance Co. Ltd.
3.13%, 07/16/25 (Call 04/16/25)(d)	400	362,248
3.50%, 03/08/26 (Call 12/08/25)(d)	400	360,776

		244,850,627

Internet — 0.6%
Acuris Finance Us Inc./Acuris Finance SARL, 5.00%, 05/01/28 (Call 05/01/24)(b)	250	229,783
Alibaba Group Holding Ltd.
2.70%, 02/09/41 (Call 08/09/40)	35	24,676
2.80%, 06/06/23 (Call 05/06/23)	315	313,085

82	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Internet (continued)
3.15%, 02/09/51 (Call 08/09/50)	$1,085	$758,882
3.25%, 02/09/61 (Call 08/09/60)	80	54,010
3.40%, 12/06/27 (Call 09/06/27)	1,292	1,238,266
3.60%, 11/28/24 (Call 08/28/24)	2,409	2,399,051
4.00%, 12/06/37 (Call 06/06/37)	817	710,439
4.20%, 12/06/47 (Call 06/06/47)	1,470	1,239,945
4.40%, 12/06/57 (Call 06/06/57)	670	574,297
4.50%, 11/28/34 (Call 05/28/34)	440	415,738
Alphabet Inc.
0.45%, 08/15/25 (Call 07/15/25)	472	434,721
0.80%, 08/15/27 (Call 06/15/27)	950	834,271
1.10%, 08/15/30 (Call 05/15/30)	985	810,891
1.90%, 08/15/40 (Call 02/15/40)	889	651,904
2.00%, 08/15/26 (Call 05/15/26)	947	900,123
2.05%, 08/15/50 (Call 02/15/50)	1,330	916,450
2.25%, 08/15/60 (Call 02/15/60)	834	554,802
3.38%, 02/25/24	670	678,214
Amazon.com Inc.
0.40%, 06/03/23	1,350	1,321,785
0.45%, 05/12/24	1,805	1,721,717
0.80%, 06/03/25 (Call 05/03/25)	672	625,632
1.00%, 05/12/26 (Call 04/12/26)	1,442	1,315,868
1.20%, 06/03/27 (Call 04/03/27)	470	419,701
1.50%, 06/03/30 (Call 03/03/30)	1,371	1,156,795
1.65%, 05/12/28 (Call 03/12/28)	1,660	1,480,554
2.10%, 05/12/31 (Call 02/12/31)	1,800	1,568,178
2.50%, 06/03/50 (Call 12/03/49)	1,499	1,108,960
2.70%, 06/03/60 (Call 12/03/59)	2,122	1,517,867
2.80%, 08/22/24 (Call 06/22/24)	1,758	1,750,810
2.88%, 05/12/41 (Call 11/12/40)	1,480	1,222,983
3.10%, 05/12/51 (Call 11/12/50)	1,771	1,461,801
3.15%, 08/22/27 (Call 05/22/27)	1,723	1,688,230
3.25%, 05/12/61 (Call 11/12/60)	955	774,152
3.30%, 04/13/27 (Call 03/13/27)	1,135	1,125,818
3.45%, 04/13/29 (Call 02/13/29)	1,080	1,064,005
3.60%, 04/13/32 (Call 01/13/32)	1,620	1,588,378
3.80%, 12/05/24 (Call 09/05/24)	883	899,071
3.88%, 08/22/37 (Call 02/22/37)	972	946,845
3.95%, 04/13/52 (Call 10/13/51)	1,620	1,552,154
4.05%, 08/22/47 (Call 02/22/47)	1,603	1,560,873
4.10%, 04/13/62 (Call 10/13/61)	1,800	1,717,578
4.25%, 08/22/57 (Call 02/22/57)	675	665,908
4.80%, 12/05/34 (Call 06/05/34)	910	979,569
4.95%, 12/05/44 (Call 06/05/44)	871	951,358
5.20%, 12/03/25 (Call 09/03/25)	1,010	1,069,388
ANGI Group LLC, 3.88%, 08/15/28 (Call 08/15/23)(b)	245	194,572
Arches Buyer Inc.
4.25%, 06/01/28 (Call 12/01/23)(b)	510	456,282
6.13%, 12/01/28 (Call 12/01/23)(b)	385	334,969
B2W Digital Lux Sarl, 4.38%, 12/20/30 (Call 09/20/30)(d)	200	165,478
Baidu Inc.
1.63%, 02/23/27 (Call 01/23/27)	530	470,380
1.72%, 04/09/26 (Call 03/09/26)	460	418,931
2.38%, 08/23/31 (Call 05/23/31)(c)	555	459,867
3.08%, 04/07/25 (Call 03/07/25)	320	312,294
3.43%, 04/07/30 (Call 01/07/30)	429	395,851
3.63%, 07/06/27	310	301,084
3.88%, 09/29/23 (Call 08/29/23)	985	990,654
4.13%, 06/30/25	510	511,754

Security	Par (000)	Value

Internet (continued)
4.38%, 05/14/24 (Call 04/14/24)	$1,000	$1,010,410
4.38%, 03/29/28 (Call 12/29/27)	200	198,260
4.88%, 11/14/28 (Call 08/14/28)	850	864,730
Booking Holdings Inc.
3.55%, 03/15/28 (Call 12/15/27)	593	578,276
3.60%, 06/01/26 (Call 03/01/26)	962	956,555
3.65%, 03/15/25 (Call 12/15/24)	226	226,676
4.63%, 04/13/30 (Call 01/13/30)	934	957,350
Cablevision Lightpath LLC
3.88%, 09/15/27 (Call 09/15/23)(b)	230	202,582
5.63%, 09/15/28 (Call 09/15/23)(b)	300	257,583
Cars.com Inc., 6.38%, 11/01/28 (Call 11/01/23)(b)	240	225,250
Cogent Communications Group Inc., 3.50%, 05/01/26 (Call 02/01/26)(b)	275	261,745
eBay Inc.
1.40%, 05/10/26 (Call 04/10/26)	355	323,050
1.90%, 03/11/25 (Call 02/11/25)	789	751,949
2.60%, 05/10/31 (Call 02/10/31)	105	90,862
2.70%, 03/11/30 (Call 12/11/29)	695	614,373
3.45%, 08/01/24 (Call 05/01/24)	212	212,432
3.60%, 06/05/27 (Call 03/05/27)	465	457,002
3.65%, 05/10/51 (Call 11/10/50)	341	274,907
4.00%, 07/15/42 (Call 01/15/42)	565	501,731
Endurance International Group Holdings Inc., 6.00%, 02/15/29 (Call 02/15/24)(b)	400	323,660
Expedia Group Inc.
2.95%, 03/15/31 (Call 12/15/30)	270	231,900
3.25%, 02/15/30 (Call 11/15/29)	842	752,681
3.60%, 12/15/23 (Call 11/15/23)	10	10,001
3.80%, 02/15/28 (Call 11/15/27)	555	527,078
4.50%, 08/15/24 (Call 05/15/24)	234	236,691
4.63%, 08/01/27 (Call 05/01/27)	800	803,880
5.00%, 02/15/26 (Call 11/15/25)	403	412,487
6.25%, 05/01/25 (Call 02/01/25)(b)	288	301,994
Getty Images Inc., 9.75%, 03/01/27 (Call 05/16/22)(b)	15	15,572
Go Daddy Operating Co. LLC/GD Finance Co. Inc. 3.50%, 03/01/29 (Call 03/01/24)(b)	490	435,375
5.25%, 12/01/27 (Call 06/01/22)(b)	325	321,406
GrubHub Holdings Inc., 5.50%, 07/01/27 (Call 07/01/22)(b)	355	304,775
ION Trading Technologies Sarl, 5.75%, 05/15/28 (Call 05/15/24)(b)	225	211,426
JD.com Inc.
3.38%, 01/14/30 (Call 10/14/29)(c)	1,343	1,222,036
3.88%, 04/29/26(c)	629	615,476
4.13%, 01/14/50 (Call 07/14/49)	275	219,249
Match Group Holdings II LLC
3.63%, 10/01/31 (Call 10/01/26)(b)	270	225,356
4.13%, 08/01/30 (Call 05/01/25)(b)	240	215,707
4.63%, 06/01/28 (Call 06/01/23)(b)	340	317,390
5.00%, 12/15/27 (Call 12/15/22)(b)	200	194,758
5.63%, 02/15/29 (Call 02/15/24)(b)(c)	240	233,234
Meituan
2.13%, 10/28/25 (Call 09/28/25)(d)	800	711,656
3.05%, 10/28/30 (Call 07/28/30)(d)	800	610,032
MercadoLibre Inc., 3.13%, 01/14/31 (Call 10/14/30)	800	652,416
Millennium Escrow Corp., 6.63%, 08/01/26 (Call 08/01/23)(b)	455	421,749
NAVER Corp., 1.50%, 03/29/26(d)	600	548,310

S C H E D U L E O F I N V E S T M E N T S	83

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Internet (continued)
Netflix Inc.
3.63%, 06/15/25 (Call 03/15/25)(b)	$430	$420,669
4.38%, 11/15/26	645	639,956
4.88%, 04/15/28	884	867,858
4.88%, 06/15/30 (Call 03/15/30)(b)	565	552,627
5.38%, 11/15/29(b)	735	735,867
5.75%, 03/01/24	252	261,611
5.88%, 02/15/25	433	449,571
5.88%, 11/15/28	1,100	1,132,406
6.38%, 05/15/29	520	552,302
Northwest Fiber LLC/Northwest Fiber Finance Sub Inc.
4.75%, 04/30/27 (Call 10/15/23)(b)	280	255,464
6.00%, 02/15/28 (Call 02/15/24)(b)(c)	230	192,114
10.75%, 06/01/28 (Call 06/01/23)(b)	150	154,232
NortonLifeLock Inc., 5.00%, 04/15/25 (Call 05/10/22)(b)	470	469,760
Photo Holdings Merger Sub Inc., 8.50%, 10/01/26 (Call 10/01/22)(b)	552	513,034
Prosus NV
3.06%, 07/13/31 (Call 04/13/31)(d)	2,300	1,814,470
3.26%, 01/19/27 (Call 12/19/26)(d)	200	178,554
3.68%, 01/21/30 (Call 10/21/29)(d)	1,657	1,410,306
4.03%, 08/03/50 (Call 02/03/50)(d)	600	417,342
4.19%, 01/19/32 (Call 10/19/31)(d)	200	169,156
4.85%, 07/06/27 (Call 04/06/27)(d)	200	190,224
Rakuten Group Inc.
5.13%, (Call 04/22/26)(a)(b)(c)(e)	350	322,161
6.25%, (Call 04/22/31)(a)(b)(e)	600	566,622
Tencent Holdings Ltd. 1.81%, 01/26/26 (Call 12/26/25)(c)(d)	1,000	918,650
1.90%, 04/11/24, (3 mo. LIBOR US + 0.910%)(a)(d)	600	599,580
2.39%, 06/03/30 (Call 03/03/30)(c)(d)	1,400	1,186,542
2.88%, 04/22/31 (Call 01/22/31)(c)(d)	200	174,220
3.24%, 06/03/50 (Call 12/03/49)(d)	800	569,160
3.28%, 04/11/24 (Call 03/11/24)(d)	800	793,808
3.29%, 06/03/60 (Call 12/03/59)(d)	600	409,956
3.58%, 04/11/26 (Call 02/11/26)(d)	600	585,732
3.60%, 01/19/28 (Call 10/19/27)(d)	1,600	1,523,184
3.68%, 04/22/41 (Call 10/22/40)(d)	800	661,152
3.80%, 02/11/25(d)	600	597,576
3.84%, 04/22/51 (Call 10/22/50)(d)	1,000	793,570
3.93%, 01/19/38 (Call 07/19/37)(d)	800	698,264
3.94%, 04/22/61 (Call 10/22/60)(d)	600	472,476
3.98%, 04/11/29 (Call 01/11/29)(d)	1,500	1,437,555
4.53%, 04/11/49 (Call 10/11/48)(d)	400	360,000
Tencent Music Entertainment Group
1.38%, 09/03/25 (Call 08/03/25)	450	410,652
2.00%, 09/03/30 (Call 06/03/30)	1,347	1,054,741
TripAdvisor Inc., 7.00%, 07/15/25 (Call 07/15/22)(b)	270	277,193
Twitter Inc.
3.88%, 12/15/27 (Call 09/15/27)(b)	440	431,631
5.00%, 03/01/30 (Call 12/01/29)(b)	600	613,416
Uber Technologies Inc.
4.50%, 08/15/29 (Call 08/15/24)(b)	869	748,531
6.25%, 01/15/28 (Call 09/15/23)(b)	295	292,021
7.50%, 05/15/25 (Call 05/31/22)(b)	490	505,827
7.50%, 09/15/27 (Call 09/15/22)(b)	743	764,599
8.00%, 11/01/26 (Call 05/31/22)(b)	795	832,540
VeriSign Inc.
2.70%, 06/15/31 (Call 03/15/31)	528	453,214
4.75%, 07/15/27 (Call 07/15/22)	786	785,921

Security	Par (000)	Value

Internet (continued)
5.25%, 04/01/25 (Call 01/01/25)	$321	$330,473
Weibo Corp.
3.38%, 07/08/30 (Call 04/08/30)	705	580,835
3.50%, 07/05/24 (Call 06/05/24)	1,032	1,005,085

		105,184,070

Iron & Steel — 0.1%
ABJA Investment Co. Pte Ltd.
5.45%, 01/24/28(d)	600	593,106
5.95%, 07/31/24(d)	600	617,088
Allegheny Ludlum LLC, 6.95%, 12/15/25	2	2,070
Allegheny Technologies Inc.
4.88%, 10/01/29 (Call 10/01/24)	190	173,120
5.13%, 10/01/31 (Call 10/01/26)	205	185,019
5.88%, 12/01/27 (Call 12/01/22)(c)	268	258,926
ArcelorMittal SA
4.25%, 07/16/29(c)	530	513,586
4.55%, 03/11/26	750	758,452
6.75%, 03/01/41	350	373,079
7.00%, 10/15/39	560	609,045
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 07/15/26 (Call 05/30/22)(b)	327	331,843
Big River Steel LLC/BRS Finance Corp., 6.63%, 01/31/29 (Call 09/15/23)(b)	368	376,368
Carpenter Technology Corp.
6.38%, 07/15/28 (Call 07/15/23)	225	224,539
7.63%, 03/15/30 (Call 03/15/25)	185	187,893
Cleveland-Cliffs Inc.
4.63%, 03/01/29 (Call 03/01/24)(b)	365	342,334
4.88%, 03/01/31 (Call 03/01/26)(b)(c)	280	260,464
5.88%, 06/01/27 (Call 06/01/22)	320	320,451
6.25%, 10/01/40	175	168,994
6.75%, 03/15/26 (Call 05/31/22)(b)	555	581,757
Commercial Metals Co.
3.88%, 02/15/31 (Call 02/15/26)	135	118,770
4.13%, 01/15/30 (Call 01/15/25)	200	181,926
4.38%, 03/15/32 (Call 03/15/27)	165	147,411
4.88%, 05/15/23 (Call 02/15/23)(c)	170	171,178
CSN Inova Ventures, 6.75%, 01/28/28 (Call 01/28/24)(d)	800	795,360
CSN Resources SA
4.63%, 06/10/31 (Call 06/10/26)(d)	200	169,252
5.88%, 04/08/32 (Call 04/08/27)(d)	200	178,134
Gerdau Trade Inc., 4.88%, 10/24/27(d)	400	406,860
GTL Trade Finance Inc., 7.25%, 04/16/44 (Call 10/16/43)(d)	200	214,658
GUSAP III LP, 4.25%, 01/21/30 (Call 07/21/29)(d)	600	563,202
Infrabuild Australia Pty Ltd., 12.00%, 10/01/24 (Call 05/30/22)(b)	55	56,144
JSW Steel Ltd.
5.05%, 04/05/32 (Call 10/05/31)(d)	400	344,540
5.95%, 04/18/24(d)	400	405,920
Metinvest BV, 7.75%, 10/17/29(d)	400	212,000
Mineral Resources Ltd.
8.00%, 11/01/27 (Call 11/01/24)(b)	375	373,418
8.13%, 05/01/27 (Call 05/31/22)(b)	330	336,950
8.50%, 05/01/30 (Call 05/01/25)(b)	250	247,978
Nucor Corp.
2.00%, 06/01/25 (Call 05/01/25)	880	841,799
2.70%, 06/01/30 (Call 03/01/30)	303	270,434
2.98%, 12/15/55 (Call 06/15/55)	522	378,622

84	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Iron & Steel (continued)
3.85%, 04/01/52 (Call 09/01/51)	$25	$22,005
3.95%, 05/01/28 (Call 02/01/28)	495	493,584
6.40%, 12/01/37	5	5,934
Periama Holdings LLC/DE, 5.95%, 04/19/26(d)	400	393,520
POSCO, 2.50%, 01/17/25(d)	825	799,631
Prosus NV, 3.83%, 02/08/51(d)	1,200	814,020
Reliance Steel & Aluminum Co.
1.30%, 08/15/25 (Call 07/15/25)	95	87,975
2.15%, 08/15/30 (Call 05/15/30)	105	88,728
Shandong Iron And Steel Xinheng International Co. Ltd., 6.50%, 11/05/23(d)	200	205,426
Shougang Group Co. Ltd., 4.00%, 05/23/24(d)	600	598,524
Steel Dynamics Inc.
1.65%, 10/15/27 (Call 08/15/27)	560	494,497
2.40%, 06/15/25 (Call 05/15/25)	470	449,588
2.80%, 12/15/24 (Call 11/15/24)	341	333,928
3.25%, 01/15/31 (Call 10/15/30)	535	489,867
3.25%, 10/15/50 (Call 04/15/50)	350	269,283
3.45%, 04/15/30 (Call 01/15/30)	250	233,680
5.00%, 12/15/26 (Call 05/31/22)	272	278,444
Tacora Resources Inc., 8.25%, 05/15/26 (Call 05/15/23)(b)	175	167,608
TMS International Corp./DE, 6.25%, 04/15/29 (Call 04/15/24)(b)	220	190,095
United States Steel Corp.
6.65%, 06/01/37	200	195,124
6.88%, 03/01/29 (Call 03/01/24)(c)	480	488,194
Usiminas International Sarl, 5.88%, 07/18/26 (Call 07/18/23)(d)	200	200,462
Vale Overseas Ltd.
3.75%, 07/08/30 (Call 04/08/30)	867	782,441
6.25%, 08/10/26	1,482	1,560,576
6.88%, 11/21/36	933	1,028,875
6.88%, 11/10/39	560	614,818
8.25%, 01/17/34	487	589,742
Vale SA, 5.63%, 09/11/42	434	424,804

		25,594,063

Leisure Time — 0.1%
Brunswick Corp.
0.85%, 08/18/24 (Call 08/18/22)	115	107,731
2.40%, 08/18/31 (Call 05/18/31)	270	212,274
4.40%, 09/15/32 (Call 06/15/32)	400	368,868
5.10%, 04/01/52 (Call 10/01/51)	400	337,004
Carnival Corp.
4.00%, 08/01/28 (Call 05/01/28)(b)	1,415	1,273,981
5.75%, 03/01/27 (Call 12/01/26)(b)	2,060	1,875,218
6.00%, 05/01/29 (Call 11/01/24)(b)	1,165	1,045,739
6.65%, 01/15/28	240	223,440
7.63%, 03/01/26 (Call 03/01/24)(b)	920	900,386
9.88%, 08/01/27 (Call 02/01/24)(b)	634	684,118
10.50%, 02/01/26 (Call 08/01/23)(b)	512	562,652
Carnival PLC, 7.88%, 06/01/27	213	231,295
Constellation Merger Sub Inc., 8.50%, 09/15/25 (Call 05/31/22)(b)	235	219,020
CWT Travel Group Inc., 8.50%, 11/19/26 (Call 11/19/22)(b)	310	306,534
Harley-Davidson Inc.
3.50%, 07/28/25 (Call 04/28/25)	387	379,198
4.63%, 07/28/45 (Call 01/28/45)	495	427,759
King Power Capital Ltd., 5.63%, 11/03/24(d)	400	418,136

Security	Par (000)	Value

Leisure Time (continued)
Life Time Inc.
5.75%, 01/15/26 (Call 01/15/23)(b)	$568	$551,892
8.00%, 04/15/26 (Call 02/01/23)(b)	265	258,868
Lindblad Expeditions LLC, 6.75%, 02/15/27 (Call 02/15/24)(b)	205	201,464
MajorDrive Holdings IV LLC, 6.38%, 06/01/29 (Call 06/01/24)(b)	280	220,553
NCL Corp. Ltd.
3.63%, 12/15/24 (Call 05/10/22)(b)	325	302,799
5.88%, 03/15/26 (Call 12/15/25)(b)	975	896,259
5.88%, 02/15/27 (Call 02/15/24)(b)	625	596,881
7.75%, 02/15/29 (Call 11/15/28)(b)	350	339,577
NCL Finance Ltd., 6.13%, 03/15/28 (Call 12/15/27)(b)	355	319,500
Royal Caribbean Cruises Ltd, 5.38%, 07/15/27 (Call 10/15/26)(b)	645	592,703
Royal Caribbean Cruises Ltd.
3.70%, 03/15/28 (Call 12/15/27)	480	403,315
4.25%, 07/01/26 (Call 01/01/26)(b)	365	330,413
5.50%, 08/31/26 (Call 02/28/26)(b)	575	535,900
5.50%, 04/01/28 (Call 10/01/27)(b)	860	784,415
7.50%, 10/15/27	340	345,552
9.13%, 06/15/23 (Call 03/15/23)(b)	584	603,330
10.88%, 06/01/23 (Call 03/01/23)(b)	580	607,051
11.50%, 06/01/25 (Call 06/01/22)(b)	785	853,625
Sunny Express Enterprises Corp.
2.63%, 04/23/25(d)	400	386,312
3.13%, 04/23/30(d)	400	366,084
Viking Cruises Ltd.
5.88%, 09/15/27 (Call 09/15/22)(b)	550	466,994
6.25%, 05/15/25 (Call 05/30/22)(b)	245	224,633
7.00%, 02/15/29 (Call 02/15/24)(b)	380	338,189
13.00%, 05/15/25 (Call 05/16/22)(b)	400	438,176
Viking Ocrean Cruises shi, 5.63%, 02/15/29 (Call 02/15/24)(b)	260	230,430
Vista Outdoor Inc., 4.50%, 03/15/29 (Call 03/15/24)(b)	330	296,452
VOC Escrow Ltd., 5.00%, 02/15/28 (Call 02/15/23)(b)	435	392,761

		21,457,481

Lodging — 0.2%
Arrow Bidco LLC, 9.50%, 03/15/24 (Call 05/31/22)(b)	175	177,644
Boyd Gaming Corp.
4.75%, 12/01/27 (Call 12/01/22)	600	567,882
4.75%, 06/15/31 (Call 06/15/26)(b)	520	471,084
8.63%, 06/01/25 (Call 06/01/22)(b)	103	107,505
Choice Hotels International Inc.
3.70%, 12/01/29 (Call 09/01/29)	75	69,956
3.70%, 01/15/31 (Call 10/15/30)	440	402,864
Fortune Star BVI Ltd.
5.00%, 05/18/26 (Call 05/18/24)(d)	200	171,940
5.05%, 01/27/27 (Call 01/27/25)(d)	200	168,746
5.95%, 10/19/25 (Call 10/19/23)(d)	800	729,024
6.75%, 07/02/23 (Call 07/02/22)(d)	200	195,944
6.85%, 07/02/24 (Call 07/02/23)(d)	200	189,500
Full House Resorts Inc., 8.25%, 02/15/28 (Call 02/15/24)(b)	210	207,850
Genting New York LLC, 3.30%, 02/15/26 (Call 01/15/26)(b)	325	297,850
Gohl Capital Ltd., 4.25%, 01/24/27(d)	1,575	1,458,481
Hilton Domestic Operating Co. Inc.
3.63%, 02/15/32 (Call 08/15/26)(b)	900	763,236
3.75%, 05/01/29 (Call 05/01/24)(b)	450	409,018

S C H E D U L E O F I N V E S T M E N T S	85

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Lodging (continued)
4.00%, 05/01/31 (Call 05/01/26)(b)	$680	$610,171
4.88%, 01/15/30 (Call 01/15/25)	525	507,544
5.38%, 05/01/25 (Call 05/10/22)(b)(c)	463	470,135
5.75%, 05/01/28 (Call 05/01/23)(b)	287	290,748
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc
4.88%, 07/01/31 (Call 07/01/26)(b)	335	293,152
5.00%, 06/01/29 (Call 06/01/24)(b)	435	392,161
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/27 (Call 05/16/22)	350	348,646
Hyatt Hotels Corp.
3.38%, 07/15/23 (Call 04/15/23)	423	420,394
4.38%, 09/15/28 (Call 06/15/28)	535	517,639
4.85%, 03/15/26 (Call 12/15/25)(c)	384	387,479
5.63%, 04/23/25 (Call 03/23/25)	400	412,480
6.00%, 04/23/30 (Call 01/23/30)	415	435,874
Las Vegas Sands Corp.
2.90%, 06/25/25 (Call 05/25/25)	506	468,637
3.20%, 08/08/24 (Call 07/08/24)	705	677,047
3.50%, 08/18/26 (Call 06/18/26)	858	782,685
3.90%, 08/08/29 (Call 05/08/29)	360	310,331
Marriott International Inc./MD
3.60%, 04/15/24 (Call 03/15/24)	60	60,116
3.75%, 03/15/25 (Call 12/15/24)	60	60,126
3.75%, 10/01/25 (Call 07/01/25)	200	198,510
Series AA, 4.65%, 12/01/28 (Call 09/01/28)	95	94,188
Series EE, 5.75%, 05/01/25 (Call 04/01/25)	282	295,677
Series FF, 4.63%, 06/15/30 (Call 03/15/30)	1,275	1,255,735
Series GG, 3.50%, 10/15/32 (Call 07/15/32)	716	639,639
Series HH, 2.85%, 04/15/31 (Call 01/15/31)	82	70,339
Series II, 2.75%, 10/15/33 (Call 07/15/33)	35	28,745
Series R, 3.13%, 06/15/26 (Call 03/15/26)	598	577,297
Series X, 4.00%, 04/15/28 (Call 01/15/28)	203	196,309
Series Z, 4.15%, 12/01/23 (Call 11/01/23)	320	323,664
Marriott Ownership Resorts Inc.
4.50%, 06/15/29 (Call 06/15/24)(b)	260	231,733
4.75%, 01/15/28 (Call 09/15/22)	400	367,180
6.13%, 09/15/25 (Call 05/31/22)(b)	180	184,349
Melco Resorts Finance Ltd.
4.88%, 06/06/25 (Call 05/30/22)(d)	600	536,052
5.25%, 04/26/26 (Call 05/30/22)(d)	254	221,917
5.38%, 12/04/29 (Call 12/04/24)(b)	875	704,279
5.63%, 07/17/27 (Call 07/17/22)(d)	440	375,452
5.75%, 07/21/28 (Call 07/21/23)(b)(c)	595	494,850
MGM China Holdings Ltd.
4.75%, 02/01/27 (Call 02/01/24)(b)	415	349,003
5.25%, 06/18/25 (Call 06/18/22)(b)	400	360,556
5.38%, 05/15/24 (Call 05/10/22)(b)	505	471,847
5.88%, 05/15/26 (Call 05/15/22)(b)	520	462,644
MGM Resorts International
4.63%, 09/01/26 (Call 06/01/26)	247	232,659
4.75%, 10/15/28 (Call 07/15/28)(c)	445	408,866
5.50%, 04/15/27 (Call 01/15/27)	418	405,828
5.75%, 06/15/25 (Call 03/15/25)	394	391,175
6.75%, 05/01/25 (Call 05/31/22)	515	527,659
Sands China Ltd.
2.55%, 03/08/27 (Call 02/08/27)(b)	10	8,421
3.80%, 01/08/26 (Call 12/08/25)	380	350,843
4.38%, 06/18/30 (Call 03/18/30)	1,175	1,005,212
5.13%, 08/08/25 (Call 06/08/25)	627	607,237

Security	Par (000)	Value

Lodging (continued)
5.40%, 08/08/28 (Call 05/08/28)	$840	$791,666
Station Casinos LLC
4.50%, 02/15/28 (Call 02/15/23)(b)	450	408,820
4.63%, 12/01/31 (Call 06/01/31)(b)	300	251,580
Studio City Co. Ltd., 7.00%, 02/15/27 (Call 02/15/24)(b)	200	187,856
Studio City Finance Ltd.
5.00%, 01/15/29 (Call 01/15/24)(b)	765	524,331
6.00%, 07/15/25 (Call 07/15/22)(b)	370	313,642
6.50%, 01/15/28 (Call 07/15/23)(b)	415	323,065
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., 5.88%, 05/15/25 (Call 05/31/22)(b)	186	182,293
Travel + Leisure Co.
4.50%, 12/01/29 (Call 09/01/29)(b)	360	319,190
4.63%, 03/01/30 (Call 12/01/29)(b)	175	156,497
5.65%, 04/01/24 (Call 02/01/24)	215	217,206
6.00%, 04/01/27 (Call 01/01/27)	380	379,935
6.60%, 10/01/25 (Call 07/01/25)	243	252,698
6.63%, 07/31/26 (Call 04/30/26)(b)	430	439,782
Universal Entertainment Corp., 8.50%, 12/11/24 (Call 12/11/23)(b)	450	457,438
Wyndham Hotels & Resorts Inc., 4.38%, 08/15/28 (Call 08/15/23)(b)	295	275,034
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
4.25%, 05/30/23 (Call 02/28/23)(b)	270	264,776
5.25%, 05/15/27 (Call 02/15/27)(b)(c)	500	460,485
5.50%, 03/01/25 (Call 12/01/24)(b)	1,210	1,170,675
Wynn Macau Ltd.
4.88%, 10/01/24 (Call 05/10/22)(b)	500	446,905
5.13%, 12/15/29 (Call 12/15/24)(b)	695	549,001
5.50%, 01/15/26 (Call 06/15/22)(b)	786	681,603
5.50%, 10/01/27 (Call 10/01/22)(b)	525	428,379
5.63%, 08/26/28 (Call 08/26/23)(b)	725	582,073

		36,276,684

Machinery — 0.3%
ABB Finance USA Inc., 3.80%, 04/03/28 (Call 01/03/28)	305	304,195
ATS Automation Tooling Systems Inc., 4.13%, 12/15/28 (Call 12/15/23)(b)	190	172,098
BWX Technologies Inc.
4.13%, 06/30/28 (Call 06/30/23)(b)	380	354,107
4.13%, 04/15/29 (Call 04/15/24)(b)	195	180,114
Caterpillar Financial Services Corp.
0.45%, 09/14/23(c)	480	464,933
0.60%, 09/13/24	185	174,585
0.65%, 07/07/23	367	358,504
0.80%, 11/13/25	458	418,841
0.90%, 03/02/26	105	95,727
0.95%, 01/10/24	300	290,400
1.10%, 09/14/27(c)	263	232,818
1.15%, 09/14/26	640	580,006
1.45%, 05/15/25	30	28,393
1.70%, 01/08/27	730	674,111
2.15%, 11/08/24	728	711,787
2.40%, 08/09/26	250	239,720
2.85%, 05/17/24	353	352,005
3.25%, 12/01/24	355	356,246
3.30%, 06/09/24	161	161,694
3.45%, 05/15/23	395	397,749
3.65%, 12/07/23	415	419,706

86	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Machinery (continued)
3.75%, 11/24/23	$1,000	$1,013,020
Caterpillar Inc.
1.90%, 03/12/31 (Call 12/12/30)(c)	692	596,981
2.60%, 09/19/29 (Call 06/19/29)	300	276,924
2.60%, 04/09/30 (Call 01/09/30)	970	891,663
3.25%, 09/19/49 (Call 03/19/49)	473	406,406
3.25%, 04/09/50 (Call 10/09/49)	897	769,133
3.40%, 05/15/24 (Call 02/15/24)	1,191	1,200,135
3.80%, 08/15/42	589	561,087
4.30%, 05/15/44 (Call 11/15/43)	175	175,887
4.75%, 05/15/64 (Call 11/15/63)	406	430,161
5.20%, 05/27/41	421	466,796
6.05%, 08/15/36	62	73,667
CNH Industrial Capital LLC
1.45%, 07/15/26 (Call 06/15/26)	185	166,604
1.95%, 07/02/23	535	527,355
4.20%, 01/15/24	185	187,364
CNH Industrial NV
3.85%, 11/15/27 (Call 08/15/27)	554	538,538
4.50%, 08/15/23	747	757,563
Deere & Co.
2.75%, 04/15/25 (Call 03/15/25)	490	481,626
2.88%, 09/07/49 (Call 03/07/49)	285	232,785
3.10%, 04/15/30 (Call 01/15/30)	425	404,817
3.75%, 04/15/50 (Call 10/15/49)(c)	620	585,801
3.90%, 06/09/42 (Call 12/09/41)	395	381,989
5.38%, 10/16/29	175	191,231
7.13%, 03/03/31	79	97,245
Dover Corp.
2.95%, 11/04/29 (Call 08/04/29)	45	41,851
3.15%, 11/15/25 (Call 08/15/25)	320	315,501
5.38%, 10/15/35	185	193,471
5.38%, 03/01/41 (Call 12/01/40)	110	116,072
Flowserve Corp.
2.80%, 01/15/32 (Call 10/15/31)	220	181,667
3.50%, 10/01/30 (Call 07/01/30)	665	595,734
GrafTech Finance Inc., 4.63%, 12/15/28 (Call 12/15/23)(b)	295	270,898
Granite US Holdings Corp., 11.00%, 10/01/27 (Call 10/01/22)(b)	275	283,594
Husky III Holding Ltd. , 13.00%, 02/15/25 (Call 05/10/22), (13.75% PIK)(b)(g)	270	277,927
IDEX Corp.
2.63%, 06/15/31 (Call 03/15/31)	355	305,424
3.00%, 05/01/30 (Call 02/01/30)	80	71,486
John Deere Capital Corp.
0.40%, 10/10/23	308	298,104
0.45%, 01/17/24	705	676,708
0.45%, 06/07/24	235	222,390
0.63%, 09/10/24	585	553,849
0.70%, 07/05/23	172	167,882
0.70%, 01/15/26(c)	415	377,289
1.05%, 06/17/26	560	509,337
1.25%, 01/10/25(c)	530	503,717
1.30%, 10/13/26	410	374,141
1.45%, 01/15/31	1,157	961,907
1.50%, 03/06/28	810	720,317
1.70%, 01/11/27	625	575,469
1.75%, 03/09/27	485	445,885
2.00%, 06/17/31	550	476,366

Security	Par (000)	Value

Machinery (continued)
2.05%, 01/09/25	$54	$52,470
2.25%, 09/14/26	470	446,791
2.45%, 01/09/30	170	154,960
2.60%, 03/07/24	814	809,385
2.65%, 06/24/24	644	638,932
2.65%, 06/10/26	428	415,053
2.80%, 09/08/27	416	399,668
2.80%, 07/18/29	225	211,457
3.05%, 01/06/28	67	65,169
3.35%, 06/12/24	80	80,466
3.35%, 04/18/29	270	262,910
3.40%, 09/11/25	124	124,074
3.45%, 06/07/23	1,060	1,067,749
3.45%, 03/13/25	490	493,646
3.45%, 03/07/29	287	282,549
3.65%, 10/12/23	152	153,967
JPW Industries Holding Corp., 9.00%, 10/01/24 (Call 05/31/22)(b)	50	50,451
Komatsu Finance America Inc., 0.85%, 09/09/23 (Call 08/09/23)(d)	300	290,427
Manitowoc Co. Inc. (The), 9.00%, 04/01/26 (Call 05/16/22)(b)	74	76,590
Maxim Crane Works Holdings Capital LLC, 10.13%, 08/01/24 (Call 05/31/22)(b)	73	72,205
Mueller Water Products Inc., 4.00%, 06/15/29 (Call 06/15/24)(b)	275	249,868
nVent Finance Sarl
2.75%, 11/15/31 (Call 08/15/31)	215	183,219
4.55%, 04/15/28 (Call 01/15/28)	332	332,817
Oshkosh Corp.
3.10%, 03/01/30 (Call 12/01/29)	395	348,066
4.60%, 05/15/28 (Call 02/15/28)	680	680,721
OT Merger Corp., 7.88%, 10/15/29 (Call 10/15/24)(b)	215	185,831
Otis Worldwide Corp.
2.06%, 04/05/25 (Call 03/05/25)	1,193	1,137,919
2.29%, 04/05/27 (Call 02/05/27)	156	144,027
2.57%, 02/15/30 (Call 11/15/29)	975	853,573
3.11%, 02/15/40 (Call 08/15/39)	317	254,643
3.36%, 02/15/50 (Call 08/15/49)	560	439,639
Rockwell Automation Inc.
0.35%, 08/15/23 (Call 08/15/22), (SOFR + 0.25000%)(a)(c)	90	87,378
1.75%, 08/15/31 (Call 05/15/31)	95	79,195
2.80%, 08/15/61 (Call 02/15/61)	285	198,904
2.88%, 03/01/25 (Call 12/01/24)	165	163,140
3.50%, 03/01/29 (Call 12/01/28)	772	760,690
4.20%, 03/01/49 (Call 09/01/48)	265	254,175
Shanghai Electric Group Global Investment Ltd.
2.30%, 02/21/25 (Call 11/21/24)(d)	600	567,858
2.65%, 11/21/24 (Call 08/21/24)(d)	400	385,448
SPX FLOW Inc., 8.75%, 04/01/30 (Call 04/01/25)(b)	285	256,574
Stevens Holding Co. Inc., 6.13%, 10/01/26 (Call 10/01/23)(b)	98	99,385
Terex Corp., 5.00%, 05/15/29 (Call 05/15/24)(b)	305	280,393
Titan Acquisition Ltd./Titan Co-Borrower LLC, 7.75%, 04/15/26 (Call 05/30/22)(b)	350	341,498
TK Elevator Holdco GmbH, 7.63%, 07/15/28 (Call 07/15/23)(b)	285	274,255
TK Elevator U.S. Newco Inc., 5.25%, 07/15/27 (Call 07/15/23)(b)	865	811,335

S C H E D U L E O F I N V E S T M E N T S	87

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Machinery (continued)
Vertiv Group Corp., 4.13%, 11/15/28 (Call 11/15/24)(b)	$475	$413,977
Weir Group PLC (The), 2.20%, 05/13/26 (Call 04/13/26)(b)	575	521,467
Welbilt Inc., 9.50%, 02/15/24 (Call 05/31/22)	125	125,559
Westinghouse Air Brake Technologies Corp.
3.20%, 06/15/25 (Call 05/15/25)	772	748,716
3.45%, 11/15/26 (Call 08/15/26)	815	784,087
4.40%, 03/15/24 (Call 02/15/24)	605	611,050
4.95%, 09/15/28 (Call 06/15/28)	1,820	1,828,572
Xylem Inc./NY
1.95%, 01/30/28 (Call 11/30/27)	771	695,712
2.25%, 01/30/31 (Call 10/30/30)	37	32,008
3.25%, 11/01/26 (Call 08/01/26)	375	366,844
4.38%, 11/01/46 (Call 05/01/46)	180	170,123

		49,717,088

Manufacturing — 0.3%
3M Co.
2.00%, 02/14/25 (Call 01/14/25)	330	319,080
2.25%, 09/19/26 (Call 06/19/26)(c)	1,030	978,994
2.38%, 08/26/29 (Call 05/26/29)	498	451,243
2.65%, 04/15/25 (Call 03/15/25)	554	544,449
2.88%, 10/15/27 (Call 07/15/27)	1,095	1,056,784
3.00%, 08/07/25	289	285,804
3.05%, 04/15/30 (Call 01/15/30)	213	200,667
3.13%, 09/19/46 (Call 03/19/46)	440	359,225
3.25%, 02/14/24 (Call 01/14/24)	475	477,527
3.25%, 08/26/49 (Call 02/26/49)	673	566,935
3.38%, 03/01/29 (Call 12/01/28)	997	968,585
3.63%, 09/14/28 (Call 06/14/28)	217	215,140
3.63%, 10/15/47 (Call 04/15/47)	847	760,301
3.88%, 06/15/44	155	141,340
4.00%, 09/14/48 (Call 03/14/48)	566	543,003
5.70%, 03/15/37	60	69,203
Amsted Industries Inc.
4.63%, 05/15/30 (Call 05/15/25)(b)	175	162,047
5.63%, 07/01/27 (Call 07/01/22)(b)	205	203,977
Carlisle Companies Inc.
2.20%, 03/01/32 (Call 12/01/31)	265	215,405
2.75%, 03/01/30 (Call 12/01/29)	434	381,512
3.50%, 12/01/24 (Call 10/01/24)	264	262,976
3.75%, 12/01/27 (Call 09/01/27)	55	53,596
Eaton Corp.
3.10%, 09/15/27 (Call 06/15/27)	75	73,058
3.92%, 09/15/47 (Call 03/15/47)	95	86,479
4.00%, 11/02/32	364	361,423
4.15%, 11/02/42	728	687,465
EnPro Industries Inc., 5.75%, 10/15/26 (Call 05/31/22)	140	140,867
FXI Holdings Inc.
7.88%, 11/01/24 (Call 05/31/22)(b)	279	275,632
12.25%, 11/15/26 (Call 11/15/22)(b)	418	446,871
Gates Global LLC/Gates Corp., 6.25%, 01/15/26 (Call 05/31/22)(b)	227	222,619
GE Capital Funding LLC, 4.55%, 05/15/32 (Call 02/15/32)	688	687,608
GE Capital International Funding Co. Unlimited Co.
3.37%, 11/15/25	200	198,064
4.42%, 11/15/35	3,865	3,777,342
General Electric Co.
4.35%, 05/01/50 (Call 11/01/49)(c)	40	37,528
4.50%, 03/11/44(c)	615	582,165

Security	Par (000)	Value

Manufacturing (continued)
5.88%, 01/14/38	$335	$368,309
6.75%, 03/15/32	1,083	1,256,215
Hillenbrand Inc.
3.75%, 03/01/31 (Call 03/01/26)	210	185,354
5.00%, 09/15/26 (Call 07/15/26)	270	263,995
5.75%, 06/15/25 (Call 06/15/22)(c)	310	314,591
Illinois Tool Works Inc.
2.65%, 11/15/26 (Call 08/15/26)	1,272	1,230,024
3.50%, 03/01/24 (Call 12/01/23)	560	565,398
3.90%, 09/01/42 (Call 03/01/42)	911	854,828
4.88%, 09/15/41 (Call 03/15/41)	75	80,195
LSB Industries Inc., 6.25%, 10/15/28 (Call 10/15/24)(b)	420	411,369
Parker-Hannifin Corp.
2.70%, 06/14/24 (Call 05/14/24)	962	945,983
3.25%, 03/01/27 (Call 12/01/26)	283	276,236
3.25%, 06/14/29 (Call 03/14/29)	542	506,152
3.30%, 11/21/24 (Call 08/21/24)	182	180,853
4.00%, 06/14/49 (Call 12/14/48)	865	769,815
4.10%, 03/01/47 (Call 09/01/46)	169	152,734
4.20%, 11/21/34 (Call 05/21/34)	464	443,069
4.45%, 11/21/44 (Call 05/21/44)	383	359,534
6.25%, 05/15/38	208	236,053
Pentair Finance Sarl, 4.50%, 07/01/29 (Call 04/01/29)	580	575,708
Siemens Financieringsmaatschappij NV
0.65%, 03/11/24(b)	1,080	1,031,692
1.20%, 03/11/26(b)	1,785	1,627,920
1.70%, 03/11/28(b)	1,245	1,112,271
2.00%, 09/15/23(b)	366	361,828
2.15%, 03/11/31(b)	1,025	885,559
2.35%, 10/15/26(b)	650	614,705
2.88%, 03/11/41(b)	1,555	1,265,925
3.13%, 03/16/24(b)	450	449,172
3.25%, 05/27/25(b)	2,345	2,334,143
3.30%, 09/15/46(b)	1,205	1,029,805
3.40%, 03/16/27(b)	475	467,942
4.20%, 03/16/47(b)	510	500,580
6.13%, 08/17/26(b)	270	294,254
Textron Inc.
2.45%, 03/15/31 (Call 12/15/30)	1,041	886,797
3.00%, 06/01/30 (Call 03/01/30)	447	402,398
3.38%, 03/01/28 (Call 12/01/27)	220	211,266
3.65%, 03/15/27 (Call 12/15/26)	637	626,324
3.88%, 03/01/25 (Call 12/01/24)	355	356,211
3.90%, 09/17/29 (Call 06/17/29)	125	121,231
4.00%, 03/15/26 (Call 12/15/25)	145	145,358
4.30%, 03/01/24 (Call 12/01/23)	79	79,961
Trane Technologies Global Holding Co. Ltd. 3.75%, 08/21/28 (Call 05/21/28)	591	573,453
4.25%, 06/15/23	294	297,472
4.30%, 02/21/48 (Call 08/21/47)	215	198,757
5.75%, 06/15/43	168	184,659
Trane Technologies Luxembourg Finance SA
3.50%, 03/21/26 (Call 01/21/26)	624	615,008
3.55%, 11/01/24 (Call 08/01/24)	318	317,854
3.80%, 03/21/29 (Call 12/21/28)	722	693,936
4.50%, 03/21/49 (Call 09/21/48)	205	195,716
4.65%, 11/01/44 (Call 05/01/44)	90	87,550
Trinity Industries Inc., 4.55%, 10/01/24 (Call 07/01/24)	290	290,421

		45,031,497

88	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media — 1.1%
Altice Financing SA
5.00%, 01/15/28 (Call 01/15/23)(b)	$700	$589,974
5.75%, 08/15/29 (Call 08/15/24)(b)	1,258	1,062,733
AMC Networks Inc.
4.25%, 02/15/29 (Call 02/15/24)	602	525,281
4.75%, 08/01/25 (Call 05/31/22)	530	511,720
5.00%, 04/01/24 (Call 05/31/22)	105	104,064
Audacy Capital Corp.
6.50%, 05/01/27 (Call 05/16/22)(b)(c)	380	326,865
6.75%, 03/31/29 (Call 03/31/24)(b)	318	274,768
Beasley Mezzanine Holdings LLC, 8.63%, 02/01/26 (Call 02/01/23)(b)(c)	235	218,917
Belo Corp.
7.25%, 09/15/27	395	438,130
7.75%, 06/01/27	245	277,671
Block Communications Inc., 4.88%, 03/01/28 (Call 03/01/23)(b)	170	159,508
Cable Onda SA, 4.50%, 01/30/30 (Call 01/30/25)(d)	400	373,692
Cable One Inc., 4.00%, 11/15/30 (Call 11/15/25)(b)	480	413,050
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/31 (Call 07/01/25)(b)	1,848	1,559,823
4.25%, 01/15/34 (Call 01/15/28)(b)	1,153	916,312
4.50%, 08/15/30 (Call 02/15/25)(b)	1,670	1,459,263
4.50%, 05/01/32 (Call 05/01/26)	1,690	1,423,994
4.50%, 06/01/33 (Call 06/01/27)(b)	1,010	827,705
4.75%, 03/01/30 (Call 09/01/24)(b)	1,925	1,718,601
4.75%, 02/01/32 (Call 02/01/27)(b)	700	606,102
5.00%, 02/01/28 (Call 08/01/22)(b)	1,395	1,329,003
5.13%, 05/01/27 (Call 05/31/22)(b)	2,055	2,002,269
5.38%, 06/01/29 (Call 06/01/24)(b)	1,085	1,029,741
5.50%, 05/01/26 (Call 05/31/22)(b)	320	320,800
Cengage Learning Inc., 9.50%, 06/15/24 (Call 05/31/22)(b)(c)	360	352,980
Charter Communications Operating LLC/Charter Communications Operating Capital
2.25%, 01/15/29 (Call 11/15/28)	430	366,493
2.30%, 02/01/32 (Call 11/01/31)	858	670,175
2.80%, 04/01/31 (Call 01/01/31)	440	366,067
3.50%, 06/01/41 (Call 12/01/40)	480	351,739
3.50%, 03/01/42 (Call 09/01/41)	300	217,740
3.70%, 04/01/51 (Call 10/01/50)	555	390,909
3.75%, 02/15/28 (Call 11/15/27)	1,108	1,051,581
3.85%, 04/01/61 (Call 10/01/60)	775	528,992
3.90%, 06/01/52 (Call 12/01/51)	1,532	1,114,055
3.95%, 06/30/62 (Call 12/30/61)	440	303,864
4.20%, 03/15/28 (Call 12/15/27)	1,256	1,213,120
4.40%, 04/01/33 (Call 01/01/33)	450	410,877
4.40%, 12/01/61 (Call 06/01/61)	1,680	1,255,178
4.50%, 02/01/24 (Call 01/01/24)	1,696	1,717,590
4.80%, 03/01/50 (Call 09/01/49)	1,420	1,178,032
4.91%, 07/23/25 (Call 04/23/25)	2,342	2,385,491
5.05%, 03/30/29 (Call 12/30/28)	888	885,984
5.13%, 07/01/49 (Call 01/01/49)	1,265	1,086,357
5.25%, 04/01/53 (Call 10/01/52)	1,080	945,086
5.38%, 04/01/38 (Call 10/01/37)	283	263,654
5.38%, 05/01/47 (Call 11/01/46)	872	778,670
5.50%, 04/01/63 (Call 10/01/62)	1,080	942,084
5.75%, 04/01/48 (Call 10/01/47)	1,320	1,231,494
6.38%, 10/23/35 (Call 04/23/35)	1,667	1,745,432
6.48%, 10/23/45 (Call 04/23/45)	1,991	2,011,985

Security	Par (000)	Value

Media (continued)
6.83%, 10/23/55 (Call 04/23/55)	$1,117	$1,178,122
Comcast Corp.
1.50%, 02/15/31 (Call 11/15/30)	1,334	1,084,475
1.95%, 01/15/31 (Call 10/15/30)	881	745,097
2.35%, 01/15/27 (Call 10/15/26)	992	931,260
2.45%, 08/15/52 (Call 02/15/52)	1,483	1,009,582
2.65%, 02/01/30 (Call 11/01/29)	1,159	1,048,733
2.65%, 08/15/62 (Call 02/15/62)	705	465,667
2.80%, 01/15/51 (Call 07/15/50)	977	717,743
2.89%, 11/01/51 (Call 05/01/51)(b)	2,283	1,685,470
2.94%, 11/01/56 (Call 05/01/56)(b)	2,711	1,947,149
2.99%, 11/01/63 (Call 05/01/63)(b)	1,976	1,398,514
3.15%, 03/01/26 (Call 12/01/25)	315	309,532
3.15%, 02/15/28 (Call 11/15/27)	555	534,232
3.20%, 07/15/36 (Call 01/15/36)	1,092	950,706
3.25%, 11/01/39 (Call 05/01/39)	875	740,005
3.30%, 02/01/27 (Call 11/01/26)	447	438,440
3.30%, 04/01/27 (Call 02/01/27)	754	739,086
3.38%, 02/15/25 (Call 11/15/24)	258	258,204
3.38%, 08/15/25 (Call 05/15/25)	695	692,512
3.40%, 04/01/30 (Call 01/01/30)	980	934,048
3.40%, 07/15/46 (Call 01/15/46)	1,072	887,144
3.45%, 02/01/50 (Call 08/01/49)	1,010	832,250
3.55%, 05/01/28 (Call 02/01/28)	420	410,243
3.70%, 04/15/24 (Call 03/15/24)	1,006	1,016,332
3.75%, 04/01/40 (Call 10/01/39)	1,110	1,000,188
3.90%, 03/01/38 (Call 09/01/37)	817	756,681
3.95%, 10/15/25 (Call 08/15/25)	895	906,358
3.97%, 11/01/47 (Call 05/01/47)	1,022	921,221
4.00%, 08/15/47 (Call 02/15/47)	1,204	1,086,490
4.00%, 03/01/48 (Call 09/01/47)	1,170	1,061,365
4.00%, 11/01/49 (Call 05/01/49)	1,495	1,346,726
4.05%, 11/01/52 (Call 05/01/52)	521	469,062
4.15%, 10/15/28 (Call 07/15/28)	938	944,819
4.20%, 08/15/34 (Call 02/15/34)	634	620,711
4.25%, 10/15/30 (Call 07/15/30)	1,122	1,124,199
4.25%, 01/15/33	675	673,798
4.40%, 08/15/35 (Call 02/15/35)	746	738,510
4.60%, 10/15/38 (Call 04/15/38)	698	699,508
4.60%, 08/15/45 (Call 02/15/45)	573	563,511
4.65%, 07/15/42	309	306,630
4.70%, 10/15/48 (Call 04/15/48)	651	653,025
4.75%, 03/01/44	339	339,264
4.95%, 10/15/58 (Call 04/15/58)	579	608,656
5.65%, 06/15/35	912	1,013,615
6.45%, 03/15/37	245	294,012
6.50%, 11/15/35	688	825,139
6.55%, 07/01/39	25	31,065
6.95%, 08/15/37	175	221,750
7.05%, 03/15/33	456	559,658
Cox Communications Inc.
1.80%, 10/01/30 (Call 07/01/30)(b)	720	582,811
2.60%, 06/15/31 (Call 03/15/31)(b)	950	809,447
2.95%, 06/30/23 (Call 03/30/23)(b)	571	570,435
2.95%, 10/01/50 (Call 04/01/50)(b)	575	403,225
3.15%, 08/15/24 (Call 06/15/24)(b)	345	341,315
3.35%, 09/15/26 (Call 06/15/26)(b)	565	548,474
3.50%, 08/15/27 (Call 05/15/27)(b)	303	293,552
3.60%, 06/15/51 (Call 12/15/50)(b)(c)	300	237,261
3.85%, 02/01/25 (Call 11/01/24)(b)	366	365,575

S C H E D U L E O F I N V E S T M E N T S	89

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
4.50%, 06/30/43 (Call 12/30/42)(b)	$565	$516,817
4.60%, 08/15/47 (Call 02/15/47)(b)(c)	75	71,240
4.70%, 12/15/42(b)	415	391,951
4.80%, 02/01/35 (Call 08/01/34)(b)	735	720,851
8.38%, 03/01/39(b)	100	136,240
CSC Holdings LLC
3.38%, 02/15/31 (Call 02/15/26)(b)	570	444,914
4.13%, 12/01/30 (Call 12/01/25)(b)	815	674,176
4.50%, 11/15/31 (Call 11/15/26)(b)	910	748,675
4.63%, 12/01/30 (Call 12/01/25)(b)	1,465	1,120,373
5.00%, 11/15/31 (Call 11/15/26)(b)	430	332,235
5.25%, 06/01/24	402	392,268
5.38%, 02/01/28 (Call 02/01/23)(b)	680	629,000
5.50%, 04/15/27 (Call 05/31/22)(b)	680	656,887
5.75%, 01/15/30 (Call 01/15/25)(b)	1,415	1,174,252
6.50%, 02/01/29 (Call 02/01/24)(b)	960	917,098
7.50%, 04/01/28 (Call 04/01/23)(b)	597	550,703
Cumulus Media New Holdings Inc., 6.75%, 07/01/26 (Call 07/01/22)(b)(c)	275	274,681
Diamond Sports Group LLC/Diamond Sports Finance Co.
5.38%, 08/15/26 (Call 08/15/22)(b)	1,325	483,744
6.63%, 08/15/27 (Call 08/15/22)(b)(c)	660	138,112
Directv Financing LLC/Directv Financing Co-Obligor Inc., 5.88%, 08/15/27 (Call 08/15/23)(b)	2,170	2,046,223
Discovery Communications LLC
3.45%, 03/15/25 (Call 12/15/24)	173	169,260
3.63%, 05/15/30 (Call 02/15/30)	808	741,930
3.90%, 11/15/24 (Call 08/15/24)	170	170,163
3.95%, 06/15/25 (Call 03/15/25)	128	126,952
3.95%, 03/20/28 (Call 12/20/27)	496	476,681
4.00%, 09/15/55 (Call 03/15/55)	829	619,304
4.13%, 05/15/29 (Call 02/15/29)	647	618,571
4.65%, 05/15/50 (Call 11/15/49)	628	538,554
4.88%, 04/01/43	755	669,927
4.90%, 03/11/26 (Call 12/11/25)	307	312,839
5.00%, 09/20/37 (Call 03/20/37)	479	456,348
5.20%, 09/20/47 (Call 03/20/47)	764	705,416
5.30%, 05/15/49 (Call 11/15/48)	728	682,427
DISH DBS Corp.
5.25%, 12/01/26 (Call 06/01/26)(b)	1,645	1,513,038
5.75%, 12/01/28 (Call 12/01/27)(b)	1,490	1,336,470
5.88%, 11/15/24	1,345	1,310,339
7.38%, 07/01/28 (Call 07/01/23)	600	528,702
7.75%, 07/01/26	1,279	1,221,138
5.13%, 06/01/29	875	683,287
FactSet Research Systems Inc.
2.90%, 03/01/27 (Call 02/01/27)	165	156,049
3.45%, 03/01/32 (Call 12/01/31)	160	145,680
Fox Corp.
3.05%, 04/07/25 (Call 03/07/25)	329	323,282
3.50%, 04/08/30 (Call 01/08/30)	475	440,178
4.03%, 01/25/24 (Call 12/25/23)	1,545	1,559,338
4.71%, 01/25/29 (Call 10/25/28)	1,246	1,252,492
5.48%, 01/25/39 (Call 07/25/38)	987	1,013,215
5.58%, 01/25/49 (Call 07/25/48)	916	951,541
Gannett Holdings LLC, 6.00%, 11/01/26 (Call 11/01/23)(b)	226	205,796
GCI LLC, 4.75%, 10/15/28 (Call 10/15/23)(b)	395	364,684

Security	Par (000)	Value

Media (continued)
Globo Comunicacao e Participacoes SA, 4.88%, 01/22/30(d)	$400	$347,384
Gray Escrow II Inc., 5.38%, 11/15/31 (Call 11/15/26)(b)	755	661,320
Gray Television Inc.
4.75%, 10/15/30 (Call 10/15/25)(b)(c)	600	521,916
5.88%, 07/15/26 (Call 05/31/22)(b)	370	373,245
7.00%, 05/15/27 (Call 05/15/22)(b)(c)	539	558,226
Grupo Televisa SAB
4.63%, 01/30/26 (Call 10/30/25)	185	187,170
5.00%, 05/13/45 (Call 11/13/44)	991	939,567
5.25%, 05/24/49 (Call 11/24/48)	315	320,333
6.13%, 01/31/46 (Call 07/31/45)	335	378,329
6.63%, 03/18/25	359	382,619
6.63%, 01/15/40	763	855,056
iHeartCommunications Inc.
4.75%, 01/15/28 (Call 01/15/23)(b)	450	408,672
5.25%, 08/15/27 (Call 08/15/22)(b)	460	431,558
6.38%, 05/01/26 (Call 05/16/22)	458	459,021
8.38%, 05/01/27 (Call 05/16/22)	882	873,065
LCPR Senior Secured Financing DAC
5.13%, 07/15/29 (Call 07/15/24)(b)	425	387,103
6.75%, 10/15/27 (Call 10/15/22)(b)	655	651,679
Liberty Interactive LLC
8.25%, 02/01/30	335	294,076
8.50%, 07/15/29	254	230,106
McGraw-Hill Education Inc.
5.75%, 08/01/28 (Call 08/01/24)(b)	475	424,669
8.00%, 08/01/29 (Call 08/01/24)(b)	500	447,650
Midcontinent Communications/Midcontinent Finance Corp., 5.38%, 08/15/27 (Call 08/15/22)(b)	188	183,633
NBCUniversal Media LLC
4.45%, 01/15/43	526	505,165
5.95%, 04/01/41	410	472,291
6.40%, 04/30/40	150	180,518
News Corp.
3.88%, 05/15/29 (Call 05/15/24)(b)	535	481,677
5.13%, 02/15/32 (Call 02/15/27)(b)	330	317,529
Nexstar Media Inc.
4.75%, 11/01/28 (Call 11/01/23)(b)	595	541,736
5.63%, 07/15/27 (Call 07/15/22)(b)	1,115	1,085,642
Paramount Global
2.90%, 01/15/27 (Call 10/15/26)	376	355,651
3.38%, 02/15/28 (Call 11/15/27)	407	384,440
3.70%, 06/01/28 (Call 03/01/28)	297	281,574
4.00%, 01/15/26 (Call 10/15/25)	565	564,706
4.20%, 06/01/29 (Call 03/01/29)	377	362,105
4.38%, 03/15/43	869	721,817
4.60%, 01/15/45 (Call 07/15/44)	175	145,931
4.75%, 05/15/25 (Call 04/15/25)	295	302,269
4.85%, 07/01/42 (Call 01/01/42)	613	544,951
4.90%, 08/15/44 (Call 02/15/44)	273	241,288
4.95%, 01/15/31 (Call 10/15/30)	525	520,228
4.95%, 05/19/50 (Call 11/19/49)	528	478,447
5.25%, 04/01/44 (Call 10/01/43)	480	443,203
5.50%, 05/15/33	5	5,072
5.85%, 09/01/43 (Call 03/01/43)	952	958,988
5.90%, 10/15/40 (Call 04/15/40)	265	266,020
6.25%, 02/28/57 (Call 02/28/27)(a)	475	459,002
6.88%, 04/30/36	902	1,006,903
7.88%, 07/30/30	506	597,960

90	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
Radiate Holdco LLC/Radiate Finance Inc.
4.50%, 09/15/26 (Call 09/15/23)(b)(c)	$550	$507,501
6.50%, 09/15/28 (Call 09/15/23)(b)	588	514,141
Scripps Escrow II Inc.
3.88%, 01/15/29 (Call 01/15/24)(b)	335	297,661
5.38%, 01/15/31 (Call 01/15/26)(b)(c)	280	249,852
Scripps Escrow Inc., 5.88%, 07/15/27 (Call 07/15/22)(b)	275	262,991
Sinclair Television Group Inc.
4.13%, 12/01/30 (Call 12/01/25)(b)	590	490,078
5.13%, 02/15/27 (Call 05/16/22)(b)	225	197,154
5.50%, 03/01/30 (Call 12/01/24)(b)	410	338,041
Sirius XM Radio Inc.
3.13%, 09/01/26 (Call 09/01/23)(b)	620	571,175
3.88%, 09/01/31 (Call 09/01/26)(b)	880	744,102
4.00%, 07/15/28 (Call 07/15/24)(b)	1,175	1,062,470
4.13%, 07/01/30 (Call 07/01/25)(b)	962	845,646
5.00%, 08/01/27 (Call 08/01/22)(b)	1,000	964,870
5.50%, 07/01/29 (Call 07/01/24)(b)	764	736,366
Sky Group Finance Ltd., 6.50%, 10/15/35(b)	190	230,229
Sky Ltd., 3.75%, 09/16/24(b)	1,066	1,071,479
Spanish Broadcasting System Inc., 9.75%, 03/01/26 (Call 09/01/23)(b)(c)	185	181,885
TCI Communications Inc.
7.13%, 02/15/28	185	214,539
7.88%, 02/15/26	404	459,235
TEGNA Inc.
4.63%, 03/15/28 (Call 03/15/23)	524	504,554
4.75%, 03/15/26 (Call 03/15/23)(b)	385	382,347
5.00%, 09/15/29 (Call 09/15/24)	650	631,026
Telenet Finance Luxembourg Notes Sarl, 5.50%, 03/01/28 (Call 12/01/22)(b)	600	573,348
Thomson Reuters Corp.
3.35%, 05/15/26 (Call 02/15/26)	1,073	1,052,516
4.30%, 11/23/23 (Call 08/23/23)	390	395,682
5.50%, 08/15/35	74	78,876
5.65%, 11/23/43 (Call 05/23/43)	215	230,523
5.85%, 04/15/40	235	260,300
Time Warner Cable LLC
4.50%, 09/15/42 (Call 03/15/42)	866	716,147
5.50%, 09/01/41 (Call 03/01/41)	867	818,552
5.88%, 11/15/40 (Call 05/15/40)	854	835,195
6.55%, 05/01/37	1,040	1,090,367
6.75%, 06/15/39	1,070	1,143,081
7.30%, 07/01/38	983	1,106,779
Time Warner Entertainment Co. LP, 8.38%, 07/15/33	297	362,292
Townsquare Media Inc., 6.88%, 02/01/26 (Call 02/01/23)(b)	445	444,235
TWDC Enterprises 18 Corp.
1.85%, 07/30/26	1,110	1,033,121
2.95%, 06/15/27(c)	306	295,082
3.00%, 02/13/26	354	346,920
3.00%, 07/30/46	560	442,277
3.15%, 09/17/25	1,002	991,960
3.70%, 12/01/42	75	66,179
4.13%, 06/01/44	913	856,850
4.38%, 08/16/41	385	373,361
Series B, 7.00%, 03/01/32	108	130,940
Series E, 4.13%, 12/01/41	332	310,868
Univision Communications Inc.
4.50%, 05/01/29 (Call 05/01/24)(b)(c)	615	552,098

Security	Par (000)	Value

Media (continued)
5.13%, 02/15/25 (Call 05/10/22)(b)	$687	$678,254
6.63%, 06/01/27 (Call 06/01/23)(b)	901	906,460
9.50%, 05/01/25 (Call 05/10/22)(b)	265	278,057
UPC Broadband Finco BV, 4.88%, 07/15/31 (Call 07/15/26)(b)	660	579,889
UPC Holding BV, 5.50%, 01/15/28 (Call 10/15/22)(b)	470	445,081
Urban One Inc., 7.38%, 02/01/28 (Call 02/01/24)(b)	470	455,609
ViacomCBS Inc., 4.20%, 05/19/32 (Call 02/19/32)	700	645,806
Videotron Ltd.
3.63%, 06/15/29 (Call 06/15/24)(b)	345	300,806
5.13%, 04/15/27 (Call 05/30/22)(b)	516	505,752
5.38%, 06/15/24 (Call 03/15/24)(b)	301	304,829
Virgin Media Finance PLC, 5.00%, 07/15/30 (Call 07/15/25)(b)	565	494,923
Virgin Media Secured Finance PLC
4.50%, 08/15/30 (Call 08/15/25)(b)	635	550,462
5.50%, 05/15/29 (Call 05/15/24)(b)	791	736,714
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 07/15/28 (Call 07/15/23)(b)	400	367,468
VTR Finance NV, 6.38%, 07/15/28 (Call 07/15/23)(d)	400	364,932
VZ Secured Financing BV, 5.00%, 01/15/32 (Call 01/15/27)(b)	955	834,183
Walt Disney Co. (The)
1.75%, 08/30/24 (Call 07/30/24)	1,674	1,619,947
1.75%, 01/13/26	1,662	1,559,189
2.00%, 09/01/29 (Call 06/01/29)	1,187	1,038,578
2.20%, 01/13/28	778	714,873
2.65%, 01/13/31	1,516	1,352,454
2.75%, 09/01/49 (Call 03/01/49)	1,310	980,050
3.35%, 03/24/25	752	750,323
3.38%, 11/15/26 (Call 08/15/26)	888	880,390
3.50%, 05/13/40 (Call 11/13/39)	1,329	1,169,985
3.60%, 01/13/51 (Call 07/13/50)	915	789,773
3.70%, 09/15/24 (Call 06/15/24)	417	421,374
3.70%, 10/15/25 (Call 07/15/25)	864	871,845
3.70%, 03/23/27	615	615,363
3.80%, 03/22/30	835	819,185
3.80%, 05/13/60 (Call 11/13/59)	455	393,407
4.63%, 03/23/40 (Call 09/23/39)	625	633,256
4.70%, 03/23/50 (Call 09/23/49)	1,518	1,552,534
4.75%, 09/15/44 (Call 03/15/44)	432	435,547
4.75%, 11/15/46 (Call 05/15/46)	207	212,390
4.95%, 10/15/45 (Call 04/15/45)	650	670,962
5.40%, 10/01/43	571	626,678
6.15%, 03/01/37	219	256,055
6.15%, 02/15/41	147	175,805
6.20%, 12/15/34	803	937,695
6.40%, 12/15/35	577	689,203
6.55%, 03/15/33	308	363,532
6.65%, 11/15/37	302	369,153
7.75%, 12/01/45	170	241,998
Ziggo Bond Co. BV
5.13%, 02/28/30 (Call 02/15/25)(b)	400	348,072
6.00%, 01/15/27 (Call 05/30/22)(b)	310	304,498
Ziggo BV, 4.88%, 01/15/30 (Call 10/15/24)(b)	635	563,143

		196,135,141

Metal Fabricate & Hardware — 0.0%
Advanced Drainage Systems Inc., 5.00%, 09/30/27 (Call 09/30/22)(b)	145	141,695
Crane Co., 4.20%, 03/15/48 (Call 09/15/47)	115	101,267

S C H E D U L E O F I N V E S T M E N T S	91

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Metal Fabricate & Hardware (continued)
Huayi Finance I Ltd., 3.00%, 10/30/24(d)	$200	$192,146
MCC Holding Hong Kong Corp. Ltd., 2.95%, (Call 04/20/24)(a)(d)(e)	600	587,916
Park-Ohio Industries Inc., 6.63%, 04/15/27 (Call 05/31/22)	250	189,728
Precision Castparts Corp.
3.25%, 06/15/25 (Call 03/15/25)	651	652,725
3.90%, 01/15/43 (Call 07/15/42)	65	59,697
4.38%, 06/15/45 (Call 12/15/44)	120	117,889
Roller Bearing Co of America Inc., 4.38%, 10/15/29 (Call 10/15/24)(b)(c)	265	239,488
Timken Co. (The)
4.13%, 04/01/32 (Call 01/01/32)	300	280,608
4.50%, 12/15/28 (Call 09/15/28)	144	143,089
Valmont Industries Inc.
5.00%, 10/01/44 (Call 04/01/44)	114	110,425
5.25%, 10/01/54 (Call 04/01/54)	130	130,550

		2,947,223

Mining — 0.4%
Alcoa Nederland Holding BV
4.13%, 03/31/29 (Call 03/31/24)(b)	275	259,053
5.50%, 12/15/27 (Call 06/15/23)(b)	410	408,057
6.13%, 05/15/28 (Call 05/15/23)(b)	252	255,871
Anglo American Capital PLC
2.63%, 09/10/30(d)	360	306,137
2.88%, 03/17/31 (Call 12/17/30)(c)(d)	850	731,918
3.63%, 09/11/24(b)	323	321,014
3.88%, 03/16/29 (Call 01/16/29)(b)	200	189,498
4.00%, 09/11/27(b)	523	510,265
4.50%, 03/15/28 (Call 12/15/27)(b)	500	500,235
4.75%, 03/16/52 (Call 09/16/51)(b)	400	365,728
4.88%, 05/14/25(b)	5	5,107
5.63%, 04/01/30(d)	300	313,632
AngloGold Ashanti Holdings PLC
3.38%, 11/01/28 (Call 09/01/28)	290	259,576
3.75%, 10/01/30 (Call 07/01/30)	135	120,262
Antofagasta PLC, 2.38%, 10/14/30 (Call 07/14/30)(d)	400	328,500
Arconic Corp.
6.00%, 05/15/25 (Call 05/31/22)(b)(c)	450	452,241
6.13%, 02/15/28 (Call 02/15/23)(b)	539	521,606
Barrick Gold Corp.
5.25%, 04/01/42	506	529,994
6.45%, 10/15/35	85	98,265
Barrick International Barbados Corp., 6.35%, 10/15/36(b)	190	211,130
Barrick North America Finance LLC
5.70%, 05/30/41	327	357,921
5.75%, 05/01/43	416	458,211
Barrick PD Australia Finance Pty Ltd., 5.95%, 10/15/39 .	710	796,464
BHP Billiton Finance USA Ltd.
3.85%, 09/30/23	60	60,743
4.13%, 02/24/42	270	261,922
5.00%, 09/30/43	1,519	1,637,269
6.42%, 03/01/26	142	156,370
Century Aluminum Co., 7.50%, 04/01/28 (Call 04/01/24)(b)	145	146,537
Chalco Hong Kong Investment Co. Ltd., 1.55%, 07/28/24 (Call 06/28/24)(d)	200	190,128
China Hongqiao Group Ltd., 6.25%, 06/08/24(d)	200	195,090

Security	Par (000)	Value

Mining (continued)
Chinalco Capital Holdings Ltd., 2.13%, 06/03/26 (Call 05/03/26)(d)	$1,000	$923,220
Cia. De Minas Buenaventur Co., 5.50%, 07/23/26 (Call 07/23/23)(d)	200	183,054
Coeur Mining Inc., 5.13%, 02/15/29 (Call 02/15/24)(b)	230	182,054
Compass Minerals International Inc.
4.88%, 07/15/24 (Call 05/15/24)(b)	251	248,535
6.75%, 12/01/27 (Call 12/01/22)(b)	300	303,570
Constellium SE
3.75%, 04/15/29 (Call 04/15/24)(b)	250	215,747
5.63%, 06/15/28 (Call 06/15/23)(b)	250	239,545
5.88%, 02/15/26 (Call 05/30/22)(b)	289	286,231
Corp. Nacional del Cobre de Chile
3.00%, 09/30/29 (Call 06/30/29)(d)	800	720,536
3.15%, 01/14/30 (Call 10/14/29)(d)	800	724,744
3.15%, 01/15/51(d)	800	589,304
3.63%, 08/01/27 (Call 05/01/27)(d)	400	385,704
3.70%, 01/30/50 (Call 07/30/49)(d)	1,429	1,139,627
3.75%, 01/15/31 (Call 10/15/30)(d)	800	749,400
4.25%, 07/17/42(b)	600	527,934
4.38%, 02/05/49 (Call 08/05/48)(d)	800	714,368
4.50%, 09/16/25(d)	400	404,204
4.50%, 08/01/47 (Call 02/01/47)(d)	850	772,616
4.88%, 11/04/44(d)	400	379,020
5.63%, 10/18/43(d)	600	628,104
Eldorado Gold Corp., 6.25%, 09/01/29(d)	275	266,013
Endeavour Mining PLC, 5.00%, 10/14/26 (Call 10/14/23)(d)	400	363,916
Ferroglobe PLC/Globe Specialty Metals Inc., 9.38%, 12/31/25 (Call 07/29/22)(b)	200	202,022
First Quantum Minerals Ltd.
6.50%, 03/01/24 (Call 05/09/22)(d)	200	200,590
6.88%, 03/01/26 (Call 05/09/22)(d)	800	801,392
6.88%, 10/15/27 (Call 10/15/23)(d)	425	426,198
7.50%, 04/01/25 (Call 05/09/22)(d)	1,200	1,216,920
FMG Resources August 2006 Pty Ltd.
4.38%, 04/01/31 (Call 01/01/31)(b)	835	739,134
4.50%, 09/15/27 (Call 06/15/27)(b)(c)	355	339,799
5.13%, 05/15/24 (Call 02/15/24)(b)	455	460,965
5.88%, 04/15/30 (Call 01/15/30)(b)	465	461,401
6.13%, 04/15/32 (Call 01/15/32)(b)	490	486,815
Freeport Indonesia PT, 5.32%, 04/14/32 (Call 01/01/32)(b)	200	192,480
Freeport-McMoRan Inc.
4.13%, 03/01/28 (Call 03/01/23)	605	584,757
4.25%, 03/01/30 (Call 03/01/25)	515	484,981
4.38%, 08/01/28 (Call 08/01/23)	426	412,590
4.55%, 11/14/24 (Call 08/14/24)	535	542,185
4.63%, 08/01/30 (Call 08/01/25)(c)	475	458,688
5.00%, 09/01/27 (Call 09/01/22)(c)	425	430,117
5.25%, 09/01/29 (Call 09/01/24)	690	690,448
5.40%, 11/14/34 (Call 05/14/34)	640	654,752
5.45%, 03/15/43 (Call 09/15/42)	1,045	1,041,416
Fresnillo PLC
4.25%, 10/02/50 (Call 04/02/50)(d)	400	330,464
5.50%, 11/13/23(d)	200	204,030
Glencore Finance Canada Ltd.
5.55%, 10/25/42(b)	320	316,618
6.00%, 11/15/41(b)	223	232,350
6.90%, 11/15/37(b)	290	334,266

92	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mining (continued)
Glencore Funding LLC
1.63%, 09/01/25 (Call 08/01/25)(b)	$383	$352,594
1.63%, 04/27/26 (Call 03/27/26)(b)	290	261,902
2.50%, 09/01/30 (Call 06/01/30)(b)	472	396,820
2.63%, 09/23/31 (Call 06/23/31)(b)	475	395,965
2.85%, 04/27/31 (Call 01/27/31)(b)	105	89,818
3.38%, 09/23/51 (Call 03/23/51)(b)	250	183,680
3.88%, 10/27/27 (Call 07/27/27)(b)	175	170,109
3.88%, 04/27/51 (Call 10/27/50)(b)(c)	362	293,470
4.00%, 04/16/25(b)	218	216,969
4.00%, 03/27/27 (Call 12/27/26)(b)	633	621,201
4.13%, 05/30/23(b)	678	684,000
4.13%, 03/12/24 (Call 02/12/24)(b)	930	934,938
4.63%, 04/29/24(b)	400	405,084
4.88%, 03/12/29 (Call 12/12/28)(b)	865	865,977
Gold Fields Orogen Holdings BVI Ltd.
5.13%, 05/15/24 (Call 04/15/24)(d)	400	403,488
6.13%, 05/15/29 (Call 02/15/29)(d)	200	210,368
Hecla Mining Co., 7.25%, 02/15/28 (Call 02/15/23)	415	419,283
Hudbay Minerals Inc.
4.50%, 04/01/26 (Call 04/01/23)(d)	480	442,848
6.13%, 04/01/29 (Call 04/01/24)(b)	285	270,140
Indonesia Asahan Aluminium Persero PT
4.75%, 05/15/25 (Call 04/15/25)(d)	600	600,372
5.45%, 05/15/30 (Call 02/15/30)(d)	800	798,320
5.71%, 11/15/23(d)	200	206,112
5.80%, 05/15/50 (Call 11/15/49)(d)	400	363,156
6.53%, 11/15/28(d)	800	870,872
6.76%, 11/15/48(d)	200	209,492
Industrias Penoles SAB de CV
4.15%, 09/12/29 (Call 06/12/29)(d)	400	381,200
4.75%, 08/06/50 (Call 02/06/50)(d)	400	337,436
5.65%, 09/12/49 (Call 03/12/49)(d)	200	193,486
Joseph T Ryerson & Son Inc., 8.50%, 08/01/28 (Call 08/01/23)(b)	159	170,871
JW Aluminum Continuous Cast Co., 10.25%, 06/01/26 (Call 05/16/22)(b)	220	227,033
Kaiser Aluminum Corp.
4.50%, 06/01/31 (Call 06/01/26)(b)	325	279,695
4.63%, 03/01/28 (Call 03/01/23)(b)	290	264,112
Kinross Gold Corp.
4.50%, 07/15/27 (Call 04/15/27)	727	729,326
5.95%, 03/15/24 (Call 12/15/23)	355	367,642
Minera Mexico SA de CV, 4.50%, 01/26/50 (Call 07/26/49)(d)	600	525,150
Minera y Metalurgica del Boleo SAPI de CV, 3.25%, 04/17/24(d)	400	398,160
Minmetals Bounteous Finance BVI Ltd. 3.38%, (Call 09/03/24)(a)(d)(e)	1,000	984,710
4.20%, 07/27/26(d)	600	600,360
Minsur SA, 4.50%, 10/28/31(d)	200	179,366
New Gold Inc., 7.50%, 07/15/27 (Call 07/15/23)(b)	355	354,943
Newcastle Coal Infrastructure Group Pty Ltd.
4.40%, 09/29/27 (Call 06/29/27)(b)	209	189,922
4.70%, 05/12/31 (Call 02/12/31)(b)	580	495,233
Newcrest Finance Pty Ltd.
3.25%, 05/13/30 (Call 02/13/30)(b)	292	263,664
4.20%, 05/13/50 (Call 11/13/49)(b)	381	330,209
5.75%, 11/15/41(b)	480	500,501

Security	Par (000)	Value

Mining (continued)
Newmont Corp.
2.25%, 10/01/30 (Call 07/01/30)	$575	$491,038
2.60%, 07/15/32 (Call 04/15/32)	230	196,100
2.80%, 10/01/29 (Call 07/01/29)	230	208,872
4.88%, 03/15/42 (Call 09/15/41)	838	860,458
5.45%, 06/09/44 (Call 12/09/43)	95	102,793
5.88%, 04/01/35	251	276,359
6.25%, 10/01/39	692	807,446
Nexa Resources SA
5.38%, 05/04/27 (Call 02/04/27)(d)	200	192,288
6.50%, 01/18/28 (Call 10/18/27)(d)	600	601,476
Novelis Corp.
3.25%, 11/15/26 (Call 11/15/23)(b)	415	378,995
3.88%, 08/15/31 (Call 08/15/26)(b)	430	367,805
4.75%, 01/30/30 (Call 01/30/25)(b)	990	909,899
Perenti Finance Pty Ltd., 6.50%, 10/07/25 (Call 10/07/22)(b)(c)	270	269,390
Rio Tinto Alcan Inc.
5.75%, 06/01/35	189	217,414
6.13%, 12/15/33	261	308,249
7.25%, 03/15/31	40	49,339
Rio Tinto Finance USA Ltd.
2.75%, 11/02/51 (Call 05/02/51)	815	620,191
5.20%, 11/02/40	643	700,915
7.13%, 07/15/28	572	671,093
Rio Tinto Finance USA PLC
4.13%, 08/21/42 (Call 02/21/42)	488	471,657
4.75%, 03/22/42 (Call 09/22/41)	223	232,973
SDG Finance Ltd., 2.80%, 08/25/26 (Call 05/25/26)(d)	400	374,128
Southern Copper Corp.
3.88%, 04/23/25	573	569,339
5.25%, 11/08/42	566	578,390
5.88%, 04/23/45	673	742,083
6.75%, 04/16/40	968	1,137,942
7.50%, 07/27/35	515	625,107
Stillwater Mining Co.
4.00%, 11/16/26 (Call 11/16/23)(d)	400	366,388
4.50%, 11/16/29 (Call 11/16/25)(d)	200	177,194
Taseko Mines Ltd., 7.00%, 02/15/26 (Call 02/15/23)(b)	320	317,402
Teck Resources Ltd.
3.90%, 07/15/30 (Call 04/15/30)	129	121,398
5.20%, 03/01/42 (Call 09/01/41)	408	397,274
5.40%, 02/01/43 (Call 08/01/42)	382	380,071
6.00%, 08/15/40 (Call 02/15/40)	285	301,852
6.13%, 10/01/35	593	655,811
6.25%, 07/15/41 (Call 01/15/41)	636	690,893
Vedanta Resources Finance II PLC
8.95%, 03/11/25 (Call 09/11/24)(d)	1,000	955,730
9.25%, 04/23/26 (Call 04/23/23)(d)	200	166,726
13.88%, 01/21/24 (Call 12/21/22)(d)	800	835,520
Vedanta Resources Ltd.
6.13%, 08/09/24 (Call 05/30/22)(d)	200	168,416
7.13%, 05/31/23(d)	200	189,584
Yamana Gold Inc., 2.63%, 08/15/31 (Call 05/15/31)	200	168,308

		71,435,871

Multi-National — 0.0%
Asian Development Bank
0.63%, 10/08/24	1,305	1,236,605
1.50%, 01/20/27	460	429,336

S C H E D U L E O F I N V E S T M E N T S	93

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Multi-National (continued)
Council of Europe Development Bank, 0.88%, 09/22/26	$795	$725,334
Inter-American Development Bank
0.50%, 09/23/24	750	709,208
1.50%, 01/13/27(c)	300	280,089

		3,380,572

Office & Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.
2.67%, 12/01/26 (Call 11/01/26)	960	882,778
3.25%, 02/15/29 (Call 08/15/23)	831	719,496
3.28%, 12/01/28 (Call 10/01/28)	610	550,525
3.57%, 12/01/31 (Call 09/01/31)	355	308,814
4.13%, 05/01/25 (Call 05/31/22)	403	396,907
4.25%, 04/01/28 (Call 10/01/22)	865	810,012
5.50%, 12/01/24 (Call 06/01/24)	516	528,209
Pitney Bowes Inc.
4.63%, 03/15/24 (Call 12/15/23)(c)	260	256,389
6.88%, 03/15/27 (Call 03/15/24)(b)(c)	205	189,441
7.25%, 03/15/29 (Call 03/15/24)(b)(c)	210	191,867
Xerox Corp.
3.80%, 05/15/24	335	331,003
4.80%, 03/01/35	250	197,372
6.75%, 12/15/39(c)	211	195,468
Xerox Holdings Corp.
5.00%, 08/15/25 (Call 07/15/25)(b)	440	422,404
5.50%, 08/15/28 (Call 07/15/28)(b)(c)	535	481,837

		6,462,522

Office Furnishings — 0.0%
Interface Inc., 5.50%, 12/01/28 (Call 12/01/23)(b)	240	217,353
Steelcase Inc., 5.13%, 01/18/29 (Call 10/18/28)	641	625,001

		842,354

Oil & Gas — 2.0%
Aethon United BR LP/Aethon United Finance Corp., 8.25%, 02/15/26 (Call 02/15/23)(b)	395	407,940
Aker BP ASA
2.88%, 01/15/26 (Call 12/15/25)(b)	55	52,435
3.00%, 01/15/25 (Call 12/15/24)(b)	195	190,135
3.75%, 01/15/30 (Call 10/15/29)(b)	372	347,333
4.00%, 01/15/31 (Call 10/15/30)(b)	150	141,500
Antero Resources Corp.
5.38%, 03/01/30 (Call 03/01/25)(b)(c)	300	293,499
7.63%, 02/01/29 (Call 02/01/24)(b)	403	426,761
8.38%, 07/15/26 (Call 01/15/24)(b)	205	221,033
Apache Corp.
4.25%, 01/15/30 (Call 10/15/29)(c)	370	345,195
4.25%, 01/15/44 (Call 07/15/43)	151	120,839
4.38%, 10/15/28 (Call 07/15/28)	255	239,700
4.75%, 04/15/43 (Call 10/15/42)	285	245,599
4.88%, 11/15/27 (Call 05/15/27)	5	4,939
5.10%, 09/01/40 (Call 03/01/40)	845	764,759
5.25%, 02/01/42 (Call 08/01/41)	265	244,470
5.35%, 07/01/49 (Call 01/01/49)	265	233,714
6.00%, 01/15/37	275	284,752
7.38%, 08/15/47	80	85,618
7.75%, 12/15/29	200	225,608
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
5.88%, 06/30/29 (Call 09/01/24)(b)	255	246,899
7.00%, 11/01/26 (Call 05/31/22)(b)	315	317,325

Security	Par (000)	Value

Oil & Gas (continued)
8.25%, 12/31/28 (Call 02/01/24)(b)	$280	$291,385
9.00%, 11/01/27 (Call 11/01/26)(b)	150	208,718
Athabasca Oil Corp., 9.75%, 11/01/26 (Call 11/01/24)(b)	175	185,596
Baytex Energy Corp.
5.63%, 06/01/24 (Call 05/31/22)(b)(c)	193	192,284
8.75%, 04/01/27 (Call 04/01/23)(b)	295	312,063
Berry Petroleum Co. LLC, 7.00%, 02/15/26 (Call 05/31/22)(b)	205	200,736
BG Energy Capital PLC, 5.13%, 10/15/41(b)	235	249,178
Bharat Petroleum Corp. Ltd., 4.00%, 05/08/25(d)	600	594,666
BP Capital Markets America Inc.
1.75%, 08/10/30 (Call 05/10/30)	940	782,155
2.72%, 01/12/32 (Call 10/12/31)	500	439,385
2.75%, 05/10/23	740	740,851
2.77%, 11/10/50 (Call 05/10/50)	1,493	1,077,707
2.94%, 06/04/51 (Call 12/04/50)	1,923	1,425,308
3.00%, 02/24/50 (Call 08/24/49)	756	571,763
3.00%, 03/17/52 (Call 09/17/51)	230	172,928
3.02%, 01/16/27 (Call 10/16/26)	770	741,810
3.06%, 06/17/41 (Call 12/17/40)	380	309,122
3.12%, 05/04/26 (Call 02/04/26)	653	637,504
3.19%, 04/06/25 (Call 03/06/25)	335	331,861
3.38%, 02/08/61 (Call 08/08/60)	1,065	826,365
3.41%, 02/11/26 (Call 12/11/25)	705	696,850
3.54%, 04/06/27 (Call 02/06/27)	523	514,538
3.59%, 04/14/27 (Call 01/14/27)	974	960,013
3.63%, 04/06/30 (Call 01/06/30)	1,302	1,254,204
3.79%, 02/06/24 (Call 01/06/24)	646	651,569
3.80%, 09/21/25 (Call 07/21/25)	575	579,663
3.94%, 09/21/28 (Call 06/21/28)	802	794,822
4.23%, 11/06/28 (Call 08/06/28)	592	594,628
BP Capital Markets PLC
2.75%, 05/10/23(c)	325	324,763
3.28%, 09/19/27 (Call 06/19/27)	1,235	1,195,813
3.51%, 03/17/25	564	564,039
3.54%, 11/04/24	592	593,675
3.64%, 05/14/23(d)	200	200,970
3.72%, 11/28/28 (Call 08/28/28)	782	763,834
3.81%, 02/10/24	602	608,026
3.99%, 09/26/23	315	319,089
BPRL International Singapore Pte Ltd., 4.38%, 01/18/27(d)	200	196,144
California Resources Corp., 7.13%, 02/01/26 (Call 02/01/23)(b)	315	321,511
Callon Petroleum Co.
6.13%, 10/01/24 (Call 05/31/22)	345	340,705
6.38%, 07/01/26 (Call 05/31/22)(c)	250	242,933
8.00%, 08/01/28 (Call 08/01/24)(b)(c)	370	382,132
8.25%, 07/15/25 (Call 05/31/22)	100	100,330
Calumet Specialty Products Partners LP/Calumet Finance Corp.
8.13%, 01/15/27 (Call 01/15/24)(b)	185	167,268
9.25%, 07/15/24 (Call 05/16/22)(b)	348	368,288
11.00%, 04/15/25 (Call 05/31/22)(b)	340	342,526
Canacol Energy Ltd., 5.75%, 11/24/28 (Call 11/24/24)(d)	200	182,226
Canadian Natural Resources Ltd.
2.05%, 07/15/25 (Call 06/15/25)	568	535,437
2.95%, 07/15/30 (Call 04/15/30)	577	514,424
3.85%, 06/01/27 (Call 03/01/27)	795	777,470

94	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
3.90%, 02/01/25 (Call 11/01/24)	$700	$700,616
4.95%, 06/01/47 (Call 12/01/46)	515	515,330
5.85%, 02/01/35	138	143,098
6.25%, 03/15/38	585	643,120
6.45%, 06/30/33	105	115,964
6.50%, 02/15/37	190	208,430
6.75%, 02/01/39	544	620,965
7.20%, 01/15/32	270	314,790
Cenovus Energy Inc.
3.75%, 02/15/52 (Call 08/15/51)	175	140,189
4.25%, 04/15/27 (Call 01/15/27)	345	345,086
4.40%, 04/15/29 (Call 01/15/29)	427	422,824
5.25%, 06/15/37 (Call 12/15/36)	600	599,598
5.38%, 07/15/25 (Call 04/15/25)	294	305,266
5.40%, 06/15/47 (Call 12/15/46)	489	496,183
6.75%, 11/15/39	983	1,112,785
6.80%, 09/15/37	495	561,766
Cenovus Energy Inc/CA, 2.65%, 01/15/32 (Call 10/15/31)	225	191,918
Centennial Resource Production LLC
5.38%, 01/15/26 (Call 05/31/22)(b)(c)	230	224,179
6.88%, 04/01/27 (Call 05/31/22)(b)(c)	240	239,208
Chesapeake Energy Corp.
5.50%, 02/01/26 (Call 02/05/23)(b)	280	277,780
5.88%, 02/01/29 (Call 02/05/24)(b)	270	267,586
6.75%, 04/15/29 (Call 04/15/24)(b)	505	508,277
Chevron Corp.
1.14%, 05/11/23	550	542,746
1.55%, 05/11/25 (Call 04/11/25)	770	730,638
2.00%, 05/11/27 (Call 03/11/27)	1,085	1,005,372
2.24%, 05/11/30 (Call 02/11/30)	1,316	1,173,727
2.57%, 05/16/23 (Call 05/11/22)	214	214,882
2.90%, 03/03/24 (Call 01/03/24)	1,231	1,230,212
2.95%, 05/16/26 (Call 02/16/26)	909	889,493
3.08%, 05/11/50 (Call 11/11/49)	555	461,899
3.19%, 06/24/23 (Call 05/11/22)	500	504,720
3.33%, 11/17/25 (Call 08/17/25)	570	567,680
Chevron USA Inc.
0.43%, 08/11/23	20	19,477
0.69%, 08/12/25 (Call 07/12/25)	730	671,301
1.02%, 08/12/27 (Call 06/12/27)	635	555,987
2.34%, 08/12/50 (Call 02/12/50)	953	682,014
3.25%, 10/15/29 (Call 07/15/29)	348	335,917
3.85%, 01/15/28 (Call 10/15/27)	754	760,929
3.90%, 11/15/24 (Call 08/15/24)	350	355,016
5.25%, 11/15/43 (Call 05/15/43)	125	138,328
Civitas Resources Inc., 5.00%, 10/15/26 (Call 10/15/23)(b)	211	201,098
CNOOC Curtis Funding No. 1 Pty Ltd., 4.50%, 10/03/23(d)	1,000	1,017,170
CNOOC Finance 2011 Ltd., 5.75%, 01/26/41(b)	200	215,042
CNOOC Finance 2013 Ltd. 2.88%, 09/30/29 (Call 06/30/29)(c)	900	831,456
3.00%, 05/09/23	1,200	1,198,368
3.30%, 09/30/49 (Call 03/30/49)	400	293,164
4.25%, 05/09/43	400	353,492
CNOOC Finance 2014 ULC
4.25%, 04/30/24	1,000	1,015,780
4.88%, 04/30/44	200	192,216

Security	Par (000)	Value

Oil & Gas (continued)
CNOOC Finance 2015 Australia Pty Ltd., 4.20%, 05/05/45	$220	$193,035
CNOOC Finance 2015 USA LLC
3.50%, 05/05/25	1,200	1,194,852
3.75%, 05/02/23	400	402,340
4.38%, 05/02/28	800	814,632
CNOOC Petroleum North America ULC
5.88%, 03/10/35	710	744,683
6.40%, 05/15/37	940	1,037,685
7.50%, 07/30/39	515	641,355
7.88%, 03/15/32	710	875,174
CNX Resources Corp.
6.00%, 01/15/29 (Call 01/15/24)(b)(c)	255	251,892
7.25%, 03/14/27 (Call 05/31/22)(b)	410	418,901
Colgate Energy Partners III LLC
5.88%, 07/01/29 (Call 07/01/24)(b)	375	372,956
7.75%, 02/15/26 (Call 02/15/24)(b)	190	199,025
Comstock Resources Inc.
5.88%, 01/15/30 (Call 01/15/25)(b)	565	544,242
6.75%, 03/01/29 (Call 03/01/24)(b)	735	742,820
7.50%, 05/15/25 (Call 05/15/22)(b)	167	170,459
ConocoPhillips, 5.90%, 10/15/32	1,005	1,150,383
ConocoPhillips Co.
2.40%, 03/07/25 (Call 03/07/23)	230	223,969
3.35%, 11/15/24 (Call 08/15/24)	18	18,030
3.76%, 03/15/42 (Call 09/15/41)(b)	2,359	2,176,720
3.80%, 03/15/52 (Call 09/15/51)	325	292,019
4.03%, 03/15/62 (Call 09/15/61)(b)	1,806	1,607,430
4.30%, 11/15/44 (Call 05/15/44)	628	611,258
4.95%, 03/15/26 (Call 05/11/22)	1,300	1,370,252
Continental Resources Inc.
2.27%, 11/15/26 (Call 11/15/23)(b)	650	592,650
2.88%, 04/01/32 (Call 01/01/32)(b)	495	409,167
Continental Resources Inc./OK
3.80%, 06/01/24 (Call 03/01/24)	785	785,918
4.38%, 01/15/28 (Call 10/15/27)	554	542,665
4.90%, 06/01/44 (Call 12/01/43)	759	658,584
5.75%, 01/15/31 (Call 07/15/30)(b)	1,010	1,036,078
Cosan SA, 5.50%, 09/20/29 (Call 09/20/24)(d)	800	779,296
Coterra Energy Inc.
3.90%, 05/15/27 (Call 02/15/27)(b)	630	616,638
4.38%, 06/01/24 (Call 03/01/24)(b)	285	287,072
4.38%, 03/15/29 (Call 12/15/28)(b)	342	341,241
CrownRock LP/CrownRock Finance Inc.
5.00%, 05/01/29 (Call 05/01/24)(b)	220	215,380
5.63%, 10/15/25 (Call 05/31/22)(b)	721	720,964
CVR Energy Inc.
5.25%, 02/15/25 (Call 05/16/22)(b)	375	362,573
5.75%, 02/15/28 (Call 02/15/23)(b)	280	262,609
Devon Energy Corp.
4.50%, 01/15/30 (Call 01/15/25)	606	598,280
4.75%, 05/15/42 (Call 11/15/41)	573	545,089
5.00%, 06/15/45 (Call 12/15/44)	610	595,293
5.25%, 09/15/24 (Call 06/15/24)	212	218,646
5.25%, 10/15/27 (Call 10/15/22)	622	641,798
5.60%, 07/15/41 (Call 01/15/41)	747	778,904
5.85%, 12/15/25 (Call 09/15/25)	919	974,250
5.88%, 06/15/28 (Call 06/15/23)	154	160,925
7.88%, 09/30/31	94	114,632
7.95%, 04/15/32	215	263,708

S C H E D U L E O F I N V E S T M E N T S	95

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Diamondback Energy Inc.
3.13%, 03/24/31 (Call 12/24/30)	$243	$216,863
3.25%, 12/01/26 (Call 10/01/26)	753	732,616
3.50%, 12/01/29 (Call 09/01/29)	1,139	1,062,471
4.25%, 03/15/52 (Call 09/15/51)	140	122,513
4.40%, 03/24/51 (Call 09/24/50)	283	252,111
Earthstone Energy Holdings LLC, 8.00%, 04/15/27 (Call 04/15/24)	310	309,070
Ecopetrol SA
4.13%, 01/16/25	750	725,700
4.63%, 11/02/31 (Call 08/02/31)	750	627,885
5.38%, 06/26/26 (Call 03/26/26)	990	974,289
5.88%, 09/18/23(c)	920	933,533
5.88%, 05/28/45	785	612,795
5.88%, 11/02/51 (Call 05/02/51)	1,000	759,610
6.88%, 04/29/30 (Call 01/29/30)	1,000	987,990
7.38%, 09/18/43	540	493,479
Empresa Nacional del Petroleo
3.45%, 09/16/31 (Call 06/16/31)(d)	200	168,842
3.75%, 08/05/26 (Call 05/05/26)(d)	600	570,924
4.38%, 10/30/24(d)	200	200,762
4.50%, 09/14/47 (Call 03/14/47)(d)	450	340,353
5.25%, 11/06/29 (Call 08/06/29)(c)(d)	400	387,596
Encino Acquisition Partners Holdings LLC, 8.50%, 05/01/28 (Call 05/01/24)(b)	350	350,781
Endeavor Energy Resources LP/EER Finance Inc.
5.75%, 01/30/28 (Call 01/30/23)(b)	605	606,555
6.63%, 07/15/25 (Call 07/15/22)(b)	305	313,449
Energean Israel Finance Ltd.
4.50%, 03/30/24 (Call 12/30/23)(b)	239	233,242
4.88%, 03/30/26 (Call 12/30/25)(b)	275	255,307
5.38%, 03/30/28 (Call 09/30/27)(b)	685	629,570
5.88%, 03/30/31 (Call 09/30/30)(b)	300	269,421
Energy Ventures Gom LLC/EnVen Finance Corp.,
11.75%, 04/15/26 (Call 04/15/23)(b)	135	140,315
Eni SpA
4.25%, 05/09/29 (Call 02/09/29)(b)	250	247,928
5.70%, 10/01/40(b)	100	107,823
Series X-R, 4.00%, 09/12/23(b)	285	286,995
Series X-R, 4.75%, 09/12/28(b)	870	884,912
Eni USA Inc., 7.30%, 11/15/27	125	143,399
Ensign Drilling Inc., 9.25%, 04/15/24 (Call 05/30/22)(b)	250	245,533
EOG Resources Inc.
3.15%, 04/01/25 (Call 01/01/25)	288	285,394
3.90%, 04/01/35 (Call 10/01/34)	283	269,045
4.15%, 01/15/26 (Call 10/15/25)	620	632,791
4.38%, 04/15/30 (Call 01/15/30)	404	414,391
4.95%, 04/15/50 (Call 10/15/49)	462	501,824
EQT Corp.
3.13%, 05/15/26 (Call 05/15/23)(b)	250	235,838
3.63%, 05/15/31 (Call 05/15/30)(b)	295	267,037
3.90%, 10/01/27 (Call 07/01/27)	880	844,149
5.00%, 01/15/29 (Call 07/15/28)	235	233,508
6.63%, 02/01/25 (Call 01/01/25)	625	650,925
7.50%, 02/01/30 (Call 11/01/29)	525	581,563
Equinor ASA
1.75%, 01/22/26 (Call 12/22/25)	2,265	2,122,713
2.38%, 05/22/30 (Call 02/22/30)	1,516	1,355,728
2.65%, 01/15/24	1,848	1,835,415
2.88%, 04/06/25 (Call 03/06/25)	1,403	1,382,699

Security	Par (000)	Value

Oil & Gas (continued)
3.00%, 04/06/27 (Call 02/06/27)	$399	$387,054
3.13%, 04/06/30 (Call 01/06/30)	755	716,706
3.25%, 11/10/24	1,497	1,493,153
3.25%, 11/18/49 (Call 05/18/49)	661	550,481
3.63%, 09/10/28 (Call 06/10/28)	1,003	990,061
3.63%, 04/06/40 (Call 10/06/39)	350	319,361
3.70%, 03/01/24	1,924	1,941,162
3.70%, 04/06/50 (Call 10/06/49)	695	626,480
3.95%, 05/15/43	431	402,403
4.25%, 11/23/41	92	90,524
4.80%, 11/08/43	484	507,643
5.10%, 08/17/40	354	383,509
6.50%, 12/01/28(b)	295	336,002
7.25%, 09/23/27	314	365,681
7.75%, 06/15/23	705	741,082
Exxon Mobil Corp.
2.02%, 08/16/24 (Call 07/16/24)	1,017	996,314
2.28%, 08/16/26 (Call 06/16/26)	601	573,252
2.44%, 08/16/29 (Call 05/16/29)	660	604,025
2.61%, 10/15/30 (Call 07/15/30)	1,069	974,928
2.71%, 03/06/25 (Call 12/06/24)	1,169	1,151,500
2.99%, 03/19/25 (Call 02/19/25)	909	901,010
3.00%, 08/16/39 (Call 02/16/39)	390	328,497
3.04%, 03/01/26 (Call 12/01/25)	897	883,043
3.10%, 08/16/49 (Call 02/16/49)	523	422,244
3.18%, 03/15/24 (Call 12/15/23)	292	293,574
3.29%, 03/19/27 (Call 01/19/27)	940	929,707
3.45%, 04/15/51 (Call 10/15/50)	996	854,259
3.48%, 03/19/30 (Call 12/19/29)	1,461	1,419,449
3.57%, 03/06/45 (Call 09/06/44)	425	373,800
4.11%, 03/01/46 (Call 09/01/45)	1,507	1,437,045
4.23%, 03/19/40 (Call 09/19/39)	2,028	1,993,889
4.33%, 03/19/50 (Call 09/19/49)	1,942	1,910,656
Geopark Ltd., 5.50%, 01/17/27 (Call 01/17/24)(d)	200	179,776
Global Marine Inc., 7.00%, 06/01/28	100	70,349
Great Western Petroleum LLC/Great Western Finance Corp., 12.00%, 09/01/25 (Call 05/20/22)(b)(c)	200	226,624
GS Caltex Corp., 1.63%, 07/27/25(d)	400	373,256
Guara Norte Sarl, 5.20%, 06/15/34(d)	816	721,276
Gulfport Energy Corp., 8.00%, 05/17/26 (Call 05/17/24)	300	309,102
Harbour Energy PLC, 5.50%, 10/15/26 (Call 10/15/23)(b)	320	309,661
Harvest Operations Corp.
1.00%, 04/26/24 (Call 05/30/22)(d)	600	573,432
4.20%, 06/01/23 (Call 05/01/23)(d)	200	202,432
Hess Corp.
3.50%, 07/15/24 (Call 04/15/24)	1,045	1,038,949
4.30%, 04/01/27 (Call 01/01/27)	685	682,185
5.60%, 02/15/41	852	870,454
5.80%, 04/01/47 (Call 10/01/46)	535	565,479
6.00%, 01/15/40	352	373,694
7.13%, 03/15/33	635	740,670
7.30%, 08/15/31	460	534,543
7.88%, 10/01/29	114	136,129
Hilcorp Energy I LP/Hilcorp Finance Co.
5.75%, 02/01/29 (Call 02/01/24)(b)	365	357,926
6.00%, 04/15/30 (Call 04/15/25)(b)	80	78,903
6.00%, 02/01/31 (Call 02/01/26)(b)	310	299,317
6.25%, 11/01/28 (Call 11/01/23)(b)	345	343,830
6.25%, 04/15/32 (Call 04/15/27)(b)	220	214,606

96	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Hindustan Petroleum Corp. Ltd., 4.00%, 07/12/27(d)	$200	$193,390
Hunt Oil Co. of Peru LLC Sucursal Del Peru, 6.38%, 06/01/28(d)	287	276,255
Independence Energy Finance LLC, 7.25%, 05/01/26 (Call 05/01/23)(b)	320	315,197
Indian Oil Corp. Ltd., 4.75%, 01/16/24(d)	400	405,576
Ithaca Energy North Sea PLC, 9.00%, 07/15/26 (Call 07/15/23)(b)	305	311,249
KazMunayGas National Co. JSC
3.50%, 04/14/33 (Call 10/14/32)(d)	800	664,800
4.75%, 04/24/25(d)	200	195,366
4.75%, 04/19/27(d)	600	574,938
5.38%, 04/24/30(d)	600	582,882
5.75%, 04/19/47(d)	800	726,720
6.38%, 10/24/48(d)	600	577,512
Korea National Oil Corp.
2.63%, 04/14/26(d)	600	575,202
3.25%, 10/01/25(d)	400	395,476
4.00%, 01/23/24(d)	200	202,566
Kosmos Energy Ltd., 7.13%, 04/04/26 (Call 05/31/22)(d)	400	391,800
Laredo Petroleum Inc.
7.75%, 07/31/29 (Call 07/31/24)(b)(c)	260	255,034
9.50%, 01/15/25 (Call 05/31/22)	325	334,672
10.13%, 01/15/28 (Call 01/15/23)	210	221,409
Leviathan Bond Ltd.
5.75%, 06/30/23 (Call 03/30/23)(b)	85	85,138
6.13%, 06/30/25 (Call 03/30/25)(b)	495	489,812
6.50%, 06/30/27 (Call 12/30/26)(b)	515	497,044
6.75%, 06/30/30 (Call 12/30/29)(b)	260	255,174
Lundin Energy Finance BV, 3.10%, 07/15/31 (Call 04/15/31)(b)	310	270,890
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.00%, 08/01/26 (Call 05/10/22)(b)	311	311,258
Marathon Oil Corp.
4.40%, 07/15/27 (Call 04/15/27)	1,240	1,235,933
5.20%, 06/01/45 (Call 12/01/44)	251	244,534
6.60%, 10/01/37	525	587,848
6.80%, 03/15/32	612	685,079
Marathon Petroleum Corp.
3.63%, 09/15/24 (Call 06/15/24)	1,070	1,064,789
3.80%, 04/01/28 (Call 01/01/28)	400	384,824
4.50%, 04/01/48 (Call 10/01/47)	492	433,708
4.70%, 05/01/25 (Call 04/01/25)	702	712,432
4.75%, 09/15/44 (Call 03/15/44)	680	625,314
5.00%, 09/15/54 (Call 03/15/54)	295	267,833
5.13%, 12/15/26 (Call 09/15/26)	328	341,678
6.50%, 03/01/41 (Call 09/01/40)	615	693,757
Matador Resources Co., 5.88%, 09/15/26 (Call 05/16/22)	586	575,001
MC Brazil Downstream Trading SARL, 7.25%, 06/30/31(d)	1,000	871,040
Medco Bell Pte Ltd., 6.38%, 01/30/27 (Call 01/30/24)(d)	600	564,744
Medco Oak Tree Pte Ltd., 7.38%, 05/14/26 (Call 05/14/23)(d)	200	198,922
MEG Energy Corp.
5.88%, 02/01/29 (Call 02/01/24)(b)	355	348,415
7.13%, 02/01/27 (Call 02/01/23)(b)	700	710,843
Moss Creek Resources Holdings Inc.
7.50%, 01/15/26 (Call 05/31/22)(b)	385	353,657

Security	Par (000)	Value

Oil & Gas (continued)
10.50%, 05/15/27 (Call 05/31/22)(b)(c)	$405	$396,855
Motiva Enterprises LLC, 6.85%, 01/15/40(b)	720	727,812
Murphy Oil Corp.
5.75%, 08/15/25 (Call 05/31/22)	330	330,987
5.88%, 12/01/27 (Call 12/01/22)	365	361,715
6.38%, 07/15/28 (Call 07/15/24)	280	284,970
6.38%, 12/01/42 (Call 06/01/42)	270	244,239
6.88%, 08/15/24 (Call 05/31/22)	109	109,185
7.05%, 05/01/29	295	304,204
Nabors Industries Inc.
5.75%, 02/01/25 (Call 11/01/24)	395	377,833
7.38%, 05/15/27 (Call 05/15/24)(b)	345	352,397
9.00%, 02/01/25 (Call 05/31/22)(b)	267	276,134
Nabors Industries Ltd.
7.25%, 01/15/26 (Call 07/15/22)(b)	315	308,256
7.50%, 01/15/28 (Call 01/15/23)(b)	345	331,959
NAK Naftogaz Ukraine via Kondor Finance PLC, 7.63%, 11/08/26(d)	400	112,000
Neptune Energy Bondco PLC, 6.63%, 05/15/25 (Call 05/30/22)(b)	445	441,912
Northern Oil and Gas Inc., 8.13%, 03/01/28 (Call 03/01/24)(b)	376	376,241
Oasis Petroleum Inc., 6.38%, 06/01/26 (Call 06/01/23)(b)	235	236,163
Occidental Petroleum Corp.
2.90%, 08/15/24 (Call 07/15/24)	25	24,436
3.00%, 02/15/27 (Call 11/15/26)	460	428,669
3.20%, 08/15/26 (Call 06/15/26)	705	662,763
3.40%, 04/15/26 (Call 01/15/26)	595	566,499
3.50%, 08/15/29 (Call 05/15/29)(c)	934	877,288
4.10%, 02/15/47 (Call 08/15/46)	405	336,936
4.20%, 03/15/48 (Call 09/15/47)	482	399,665
4.30%, 08/15/39 (Call 02/15/39)	440	375,047
4.40%, 04/15/46 (Call 10/15/45)	465	400,156
4.40%, 08/15/49 (Call 02/15/49)	340	287,450
4.50%, 07/15/44 (Call 01/15/44)	290	249,168
4.63%, 06/15/45 (Call 12/15/44)	380	326,781
5.50%, 12/01/25 (Call 09/01/25)	515	524,141
5.55%, 03/15/26 (Call 12/15/25)	660	676,342
5.88%, 09/01/25 (Call 06/01/25)	525	539,317
6.13%, 01/01/31 (Call 07/01/30)	710	747,310
6.20%, 03/15/40	485	501,762
6.38%, 09/01/28 (Call 03/01/28)	526	554,820
6.45%, 09/15/36	1,075	1,165,698
6.60%, 03/15/46 (Call 09/15/45)	655	715,319
6.63%, 09/01/30 (Call 03/01/30)	950	1,029,885
6.95%, 07/01/24	420	440,387
7.15%, 05/15/28	235	251,558
7.50%, 05/01/31	513	586,723
7.88%, 09/15/31	340	397,678
7.95%, 06/15/39	185	223,149
8.00%, 07/15/25 (Call 04/15/25)	360	389,700
8.50%, 07/15/27 (Call 01/15/27)	412	464,802
8.88%, 07/15/30 (Call 01/15/30)	570	684,712
Oil & Natural Gas Corp. Ltd., 3.38%, 12/05/29(d)	600	541,020
Oil and Gas Holding Co. BSCC (The)
7.50%, 10/25/27(d)	400	420,816
7.63%, 11/07/24(d)	600	628,770
8.38%, 11/07/28(d)	400	439,232
Oil India International Pte Ltd., 4.00%, 04/21/27(d)	415	402,670

S C H E D U L E O F I N V E S T M E N T S	97

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Oil India Ltd.
5.13%, 02/04/29(d)	$200	$199,246
5.38%, 04/17/24(d)	400	410,560
ONGC Videsh Vankorneft Pte Ltd., 3.75%, 07/27/26(d)	800	772,720
OQ SAOC, 5.13%, 05/06/28(d)	600	582,948
Ovintiv Exploration Inc.
5.38%, 01/01/26 (Call 10/01/25)	380	393,802
5.63%, 07/01/24	694	721,323
Ovintiv Inc.
6.50%, 08/15/34	356	392,565
6.50%, 02/01/38	348	380,308
6.63%, 08/15/37	598	663,302
7.20%, 11/01/31	295	336,471
7.38%, 11/01/31	296	342,300
8.13%, 09/15/30	325	383,910
Par Petroleum LLC/Par Petroleum Finance Corp., 7.75%, 12/15/25 (Call 05/31/22)(b)	165	162,916
Parkland Corp.
4.50%, 10/01/29 (Call 10/01/24)(b)	400	350,648
4.63%, 05/01/30 (Call 05/01/25)(b)	571	500,207
5.88%, 07/15/27 (Call 07/15/22)(b)	455	440,276
Patterson-UTI Energy Inc.
3.95%, 02/01/28 (Call 11/01/27)	340	312,824
5.15%, 11/15/29 (Call 08/15/29)	255	242,691
PBF Holding Co. LLC/PBF Finance Corp.
6.00%, 02/15/28 (Call 02/15/23)(c)	570	500,745
7.25%, 06/15/25 (Call 05/31/22)	375	361,849
9.25%, 05/15/25 (Call 05/31/22)(b)	670	694,301
PDC Energy Inc.
5.75%, 05/15/26 (Call 05/31/22)	490	476,981
6.13%, 09/15/24 (Call 05/31/22)	100	100,268
Penn Virginia Holdings LLC., 9.25%, 08/15/26 (Call 08/15/23)(b)	230	237,924
Pertamina Persero PT
1.40%, 02/09/26 (Call 01/09/26)(d)	1,200	1,081,116
2.30%, 02/09/31 (Call 11/09/30)(d)	1,200	1,002,924
3.10%, 01/21/30 (Call 10/21/29)(d)	400	362,948
3.10%, 08/27/30 (Call 05/25/30)(d)	600	540,756
3.65%, 07/30/29(d)	400	379,392
4.15%, 02/25/60 (Call 08/25/59)(d)	400	315,916
4.18%, 01/21/50 (Call 07/21/49)(c)(d)	1,000	829,040
4.70%, 07/30/49(d)	700	622,944
5.63%, 05/20/43(d)	400	385,860
6.00%, 05/03/42(d)	428	432,554
6.45%, 05/30/44(d)	1,000	1,063,960
6.50%, 05/27/41(d)	200	213,354
6.50%, 11/07/48(d)	400	427,156
Petrobras Global Finance BV
5.09%, 01/15/30(c)	1,498	1,453,090
5.50%, 06/10/51 (Call 12/10/50)	800	657,696
5.60%, 01/03/31 (Call 10/03/30)	1,200	1,178,928
5.75%, 02/01/29	100	101,344
6.00%, 01/27/28	800	822,736
6.75%, 01/27/41(c)	600	589,890
6.75%, 06/03/50 (Call 12/03/49)	600	557,904
6.85%, 06/05/2115	1,050	926,289
6.88%, 01/20/40	208	207,873
6.90%, 03/19/49	800	761,144
7.25%, 03/17/44	600	602,322
7.38%, 01/17/27(c)	1,679	1,842,048

Security	Par (000)	Value

Oil & Gas (continued)
Petrofac Ltd., 9.75%, 11/15/26 (Call 11/15/23)(b)(c)	$350	$327,317
Petroleos del Peru SA
4.75%, 06/19/32(d)	800	650,440
5.63%, 06/19/47(d)	1,000	743,280
Petroleos Mexicanos
4.50%, 01/23/26(c)	1,044	981,454
4.63%, 09/21/23	550	550,072
4.88%, 01/18/24	500	499,550
5.35%, 02/12/28	1,637	1,454,540
5.50%, 06/27/44	575	395,962
5.63%, 01/23/46	600	412,206
5.95%, 01/28/31 (Call 10/28/30)	2,389	2,013,186
6.35%, 02/12/48	1,750	1,225,455
6.38%, 01/23/45	775	553,366
6.49%, 01/23/27 (Call 11/23/26)	1,250	1,199,187
6.50%, 03/13/27	2,345	2,246,909
6.50%, 01/23/29	725	664,499
6.50%, 06/02/41	835	621,140
6.63%, 06/15/35	1,530	1,243,768
6.75%, 09/21/47	3,400	2,464,048
6.84%, 01/23/30 (Call 10/23/29)	1,500	1,372,995
6.88%, 10/16/25 (Call 09/16/25)	750	759,637
6.88%, 08/04/26	1,150	1,146,343
6.95%, 01/28/60 (Call 07/28/59)	2,014	1,458,801
7.69%, 01/23/50 (Call 07/23/49)	4,332	3,394,772
Petroleos Mexicanos Co., 6.70%, 02/16/32 (Call 11/16/31)	4,134	3,572,520
Petroliam Nasional Bhd, 7.63%, 10/15/26(d)	415	481,085
Petron Corp., 5.95%, (Call 04/19/26)(a)(d)(e)	400	386,876
Petronas Capital Ltd.
2.48%, 01/28/32 (Call 10/28/31)(c)(d)	400	348,276
3.40%, 04/28/61 (Call 10/28/60)(d)	1,600	1,261,680
3.50%, 03/18/25(d)	800	799,952
3.50%, 04/21/30 (Call 01/21/30)(d)	2,300	2,207,724
4.50%, 03/18/45(d)	500	501,835
4.55%, 04/21/50 (Call 10/21/49)(d)	1,050	1,058,137
4.80%, 04/21/60 (Call 10/21/59)(d)	400	419,748
Petrorio Luxembourg Trading Sarl, 6.13%, 06/09/26 (Call 06/09/24)(d)	400	387,040
Phillips 66
0.90%, 02/15/24 (Call 05/31/22)	563	541,020
1.30%, 02/15/26 (Call 01/15/26)	456	415,899
2.15%, 12/15/30 (Call 09/15/30)	417	350,313
3.30%, 03/15/52 (Call 09/15/51)	415	318,683
3.85%, 04/09/25 (Call 03/09/25)	925	930,346
3.90%, 03/15/28 (Call 12/15/27)	696	685,393
4.65%, 11/15/34 (Call 05/15/34)	587	586,055
4.88%, 11/15/44 (Call 05/15/44)	1,443	1,447,315
5.88%, 05/01/42	524	586,256
Pioneer Natural Resources Co.
0.55%, 05/15/23	80	78,050
1.13%, 01/15/26 (Call 12/15/25)	835	755,875
1.90%, 08/15/30 (Call 05/15/30)	1,020	846,294
2.15%, 01/15/31 (Call 10/15/30)	397	334,671
Precision Drilling Corp.
6.88%, 01/15/29 (Call 01/15/25)(b)	200	194,024
7.13%, 01/15/26 (Call 05/16/22)(b)	210	210,357
PTTEP Canada International Finance Ltd., 6.35%, 06/12/42(b)	200	236,576

98	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
PTTEP Treasury Center Co. Ltd.
2.59%, 06/10/27 (Call 04/10/27)(d)	$200	$187,424
3.90%, 12/06/59(d)	400	338,688
Puma International Financing SA
5.00%, 01/24/26 (Call 05/10/22)(b)	1,193	1,114,453
5.13%, 10/06/24 (Call 05/10/22)(b)	200	191,002
Qatar Energy
1.38%, 09/12/26 (Call 08/12/26)(d)	1,200	1,087,992
2.25%, 07/12/31 (Call 04/12/31)(d)	1,600	1,400,336
Qatar Petroleum
3.13%, 07/12/41 (Call 01/12/41)(d)	1,800	1,505,250
3.30%, 07/12/51 (Call 01/12/51)(d)	2,400	1,991,760
Raizen Fuels Finance SA, 5.30%, 01/20/27(c)(d)	600	601,380
Range Resources Corp.
4.75%, 02/15/30 (Call 02/15/25)(b)(c)	295	281,306
4.88%, 05/15/25 (Call 02/15/25)	475	471,932
8.25%, 01/15/29 (Call 01/15/24)	425	455,222
Ras Laffan Liquefied Natural Gas Co. Ltd. 3, 5.84%, 09/30/27(b)	1,324	1,397,461
Reliance Industries Ltd.
2.88%, 01/12/32(b)	750	639,157
2.88%, 01/12/32(d)	500	426,105
3.63%, 01/12/52(d)	250	198,260
3.67%, 11/30/27(d)	600	582,354
3.75%, 01/12/62(d)	250	197,375
4.13%, 01/28/25(d)	650	653,705
4.88%, 02/10/45(d)	750	748,132
6.25%, 10/19/40(d)	250	290,903
Rockcliff Energy II LLC, 5.50%, 10/15/29 (Call 10/15/24)(b)	355	345,706
SA Global Sukuk Ltd.
0.95%, 06/17/24 (Call 05/17/24)(d)	800	758,016
1.60%, 06/17/26 (Call 05/17/26)(d)	1,200	1,102,116
2.69%, 06/17/31 (Call 03/17/31)(d)	1,200	1,079,388
Santos Finance Ltd.
3.65%, 04/29/31 (Call 01/29/31)(b)	275	241,340
5.25%, 03/13/29 (Call 12/13/28)(d)	200	199,636
Saudi Arabian Oil Co.
1.25%, 11/24/23 (Call 10/24/23)(d)	200	194,382
1.63%, 11/24/25 (Call 10/24/25)(d)	1,200	1,115,820
2.25%, 11/24/30 (Call 08/24/30)(d)	1,400	1,219,666
2.88%, 04/16/24(d)	800	790,712
3.25%, 11/24/50 (Call 05/24/50)(d)	2,000	1,565,680
3.50%, 04/16/29(d)	2,000	1,940,040
3.50%, 11/24/70 (Call 05/24/70)(d)	1,200	912,168
4.25%, 04/16/39(d)	1,200	1,143,276
4.38%, 04/16/49(d)	1,700	1,600,822
SEPLAT Energy PLC, 7.75%, 04/01/26 (Call 04/01/23)(d)	400	379,828
Shelf Drilling Holdings Ltd., 8.25%, 02/15/25(d)	300	251,616
Shell International Finance BV
0.38%, 09/15/23	451	437,362
2.00%, 11/07/24 (Call 10/07/24)	914	891,625
2.38%, 11/07/29 (Call 08/07/29)	752	675,913
2.50%, 09/12/26	676	645,634
2.75%, 04/06/30 (Call 01/06/30)	968	889,524
2.88%, 05/10/26	1,130	1,101,648
2.88%, 11/26/41 (Call 05/26/41)	600	489,594
3.00%, 11/26/51 (Call 05/26/51)	1,180	924,211
3.13%, 11/07/49 (Call 05/07/49)	802	645,145

Security	Par (000)	Value

Oil & Gas (continued)
3.25%, 05/11/25	$1,215	$1,210,504
3.25%, 04/06/50 (Call 10/06/49)	973	805,537
3.50%, 11/13/23 (Call 10/13/23)	595	600,587
3.63%, 08/21/42	555	490,692
3.75%, 09/12/46	1,084	976,109
3.88%, 11/13/28 (Call 08/13/28)	635	634,727
4.00%, 05/10/46	1,566	1,450,179
4.13%, 05/11/35	1,062	1,050,414
4.38%, 05/11/45	1,179	1,147,733
4.55%, 08/12/43	806	805,726
5.50%, 03/25/40	603	677,428
6.38%, 12/15/38	1,188	1,453,459
Sierracol Energy Andina Co., 6.00%, 06/15/28 (Call 06/15/24)(d)	200	176,220
Sinopec Capital 2013 Ltd., 4.25%, 04/24/43(d)	650	614,204
Sinopec Group Development Ltd., 3.10%, 01/08/51(d)	800	589,560
Sinopec Group Overseas Development 2013 Ltd.
4.38%, 10/17/23(d)	400	406,952
5.38%, 10/17/43(d)	600	644,298
Sinopec Group Overseas Development 2014 Ltd.,
4.38%, 04/10/24(d)	600	611,358
Sinopec Group Overseas Development 2015 Ltd.
3.25%, 04/28/25(d)	800	794,144
4.10%, 04/28/45(d)	400	359,232
Sinopec Group Overseas Development 2016 Ltd.
2.75%, 09/29/26(c)(d)	600	575,418
3.50%, 05/03/26(d)	200	198,480
Sinopec Group Overseas Development 2017 Ltd.
3.25%, 09/13/27(d)	225	217,193
3.63%, 04/12/27(d)	200	197,594
4.25%, 04/12/47(d)	200	183,862
Sinopec Group Overseas Development 2018 Ltd.
1.45%, 01/08/26(d)	1,000	922,660
2.15%, 05/13/25 (Call 04/13/25)(d)	900	864,468
2.30%, 01/08/31(d)	1,900	1,640,745
2.50%, 08/08/24(d)	800	785,312
2.50%, 11/12/24(d)	600	587,796
2.70%, 05/13/30 (Call 02/13/30)(d)	1,900	1,705,288
2.95%, 08/08/29 (Call 05/08/29)(d)	400	369,568
2.95%, 11/12/29 (Call 08/12/29)(d)	465	428,581
3.35%, 05/13/50(d)	200	155,294
3.44%, 11/12/49(d)	200	158,404
3.68%, 08/08/49 (Call 02/08/49)(d)	200	166,018
3.75%, 09/12/23(d)	400	403,464
4.13%, 09/12/25(d)	600	610,932
4.25%, 09/12/28(c)(d)	400	402,976
4.60%, 09/12/48(d)	200	193,558
SM Energy Co.
5.63%, 06/01/25 (Call 05/31/22)	315	310,058
6.50%, 07/15/28 (Call 07/15/24)	235	232,758
6.63%, 01/15/27 (Call 05/31/22)(c)	292	290,435
6.75%, 09/15/26 (Call 05/31/22)	256	255,747
10.00%, 01/15/25 (Call 06/17/22)(b)	339	367,069
Southwestern Energy Co.
4.75%, 02/01/32 (Call 02/01/27)	670	633,860
5.38%, 02/01/29 (Call 02/01/24)	400	395,256
5.38%, 03/15/30 (Call 03/15/25)	655	646,917
5.95%, 01/23/25 (Call 10/23/24)	440	446,626
7.75%, 10/01/27 (Call 10/01/22)(c)	334	349,307
8.38%, 09/15/28 (Call 09/15/23)	220	238,139

S C H E D U L E O F I N V E S T M E N T S	99

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Strathcona Resources Ltd., 6.88%, 08/01/26 (Call 08/01/23)(b)	$315	$304,945
Suncor Energy Inc.
2.80%, 05/15/23	747	744,445
3.10%, 05/15/25 (Call 04/15/25)	139	136,341
3.75%, 03/04/51 (Call 09/04/50)	486	408,770
4.00%, 11/15/47 (Call 05/15/47)	386	339,904
5.35%, 07/15/33	140	143,955
5.95%, 12/01/34	259	281,802
5.95%, 05/15/35	131	141,480
6.50%, 06/15/38	484	554,388
6.80%, 05/15/38	1,185	1,384,613
6.85%, 06/01/39	390	462,111
7.15%, 02/01/32	290	338,958
Sunoco LP/Sunoco Finance Corp.
4.50%, 05/15/29 (Call 05/15/24)	430	387,447
4.50%, 04/30/30 (Call 04/30/25)(b)	458	413,024
5.88%, 03/15/28 (Call 03/15/23)	435	430,915
6.00%, 04/15/27 (Call 05/31/22)	310	312,508
Talos Production Inc., 12.00%, 01/15/26 (Call 01/15/23)	375	403,658
Tap Rock Resources LLC, 7.00%, 10/01/26 (Call 10/01/23)(b)	265	267,674
Teine Energy Ltd., 6.88%, 04/15/29 (Call 04/15/24)(b)	260	259,043
Tengizchevroil Finance Co. International Ltd.
2.63%, 08/15/25 (Call 05/15/25)(d)	1,000	890,440
3.25%, 08/15/30 (Call 02/15/30)(d)	900	730,242
4.00%, 08/15/26(d)	400	362,140
Thaioil Treasury Center Co. Ltd.
2.50%, 06/18/30(d)	1,600	1,310,512
3.50%, 10/17/49(d)	200	137,120
3.75%, 06/18/50(d)	200	142,490
5.38%, 11/20/48(d)	200	182,660
Tosco Corp., 8.13%, 02/15/30	110	138,049
TotalEnergies Capital Canada Ltd., 2.75%, 07/15/23	770	767,921
TotalEnergies Capital International SA
2.43%, 01/10/25 (Call 10/10/24)	891	868,520
2.83%, 01/10/30 (Call 10/10/29)	1,195	1,104,132
2.99%, 06/29/41 (Call 12/29/40)	736	604,602
3.13%, 05/29/50 (Call 11/29/49)	812	644,135
3.39%, 06/29/60 (Call 12/29/59)	358	286,486
3.45%, 02/19/29 (Call 11/19/28)	1,315	1,273,933
3.46%, 07/12/49 (Call 01/12/49)	491	413,992
3.70%, 01/15/24	786	793,302
3.75%, 04/10/24	1,263	1,275,567
TotalEnergies Capital SA, 3.88%, 10/11/28	1,361	1,357,094
Transocean Guardian Ltd., 5.88%, 01/15/24 (Call 05/30/22)(b)	367	350,581
Transocean Inc.
6.80%, 03/15/38(c)	345	209,674
7.25%, 11/01/25 (Call 05/10/22)(b)	210	174,290
7.50%, 01/15/26 (Call 05/10/22)(b)(c)	300	246,291
7.50%, 04/15/31	200	131,006
8.00%, 02/01/27 (Call 02/01/23)(b)	325	259,301
9.35%, 12/15/41	100	66,319
11.50%, 01/30/27 (Call 07/30/23)(b)	549	546,650
Transocean Pontus Ltd., 6.13%, 08/01/25 (Call 05/30/22)(b)	265	260,967
Transocean Poseidon Ltd., 6.88%, 02/01/27 (Call 05/30/22)(b)(c)	286	274,863

Security	Par (000)	Value

Oil & Gas (continued)
Transocean Sentry Ltd., 5.38%, 05/15/23 (Call 05/30/22)(b)	$167	$162,136
Trinidad Petroleum Holdings Ltd., 9.75%, 06/15/26 (Call 06/28/22)(d)	300	308,025
Tullow Oil PLC
7.00%, 03/01/25 (Call 05/30/22)(d)	400	325,644
10.25%, 05/15/26 (Call 05/15/23)(d)	1,060	1,045,955
Turkiye Petrol Rafinerileri AS, 4.50%, 10/18/24 (Call 07/20/24)(d)	400	380,216
Valero Energy Corp.
2.15%, 09/15/27 (Call 07/15/27)	591	534,506
2.80%, 12/01/31 (Call 09/01/31)	200	172,668
2.85%, 04/15/25 (Call 03/15/25)	208	202,307
3.65%, 12/01/51 (Call 06/01/51)	275	214,319
4.00%, 04/01/29 (Call 01/01/29)	924	898,562
4.00%, 06/01/52 (Call 12/01/51)	225	186,885
4.35%, 06/01/28 (Call 03/01/28)	370	368,054
4.90%, 03/15/45(c)	683	651,643
6.63%, 06/15/37	673	766,042
7.50%, 04/15/32	435	518,424
Vantage Drilling International, 9.25%, 11/15/23 (Call 05/31/22)(b)	163	154,676
Vermilion Energy Inc., 5.63%, 03/15/25 (Call 05/30/22)(b)(c)	87	86,746
Viper Energy Partners LP, 5.38%, 11/01/27 (Call 11/01/22)(b)	265	264,862
W&T Offshore Inc., 9.75%, 11/01/23 (Call 05/31/22)(b)	335	332,997
Woodside Finance Ltd.
3.65%, 03/05/25 (Call 12/05/24)(b)	543	538,118
3.70%, 09/15/26 (Call 06/15/26)(b)	200	195,802
4.50%, 03/04/29 (Call 12/04/28)(b)	738	727,388
YPF SA
6.95%, 07/21/27(d)	411	298,213
7.00%, 12/15/47 (Call 06/15/47)(d)	846	521,415
8.50%, 07/28/25(d)	401	328,038
YPF Sociedad Anonima, 4.00%, 02/12/26(d)(f)	20	17,848

		363,336,719

Oil & Gas Services — 0.1%
Archrock Partners LP/Archrock Partners Finance Corp.
6.25%, 04/01/28 (Call 04/01/23)(b)	560	543,306
6.88%, 04/01/27 (Call 05/31/22)(b)	435	433,451
Baker Hughes Holdings LLC, 5.13%, 09/15/40	808	829,493
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc.
1.23%, 12/15/23	540	523,903
2.06%, 12/15/26 (Call 11/15/26)	345	319,805
3.14%, 11/07/29 (Call 08/07/29)	292	270,030
3.34%, 12/15/27 (Call 09/15/27)	523	500,600
4.08%, 12/15/47 (Call 06/15/47)	908	806,541
4.49%, 05/01/30 (Call 02/01/30)	116	117,164
Bristow Group Inc., 6.88%, 03/01/28 (Call 03/01/24)(b)	250	244,745
CGG SA, 8.75%, 04/01/27 (Call 04/01/24)(b)(c)	200	198,974
COSL Singapore Capital Ltd. 2.50%, 06/24/30 (Call 03/24/30)(d)	800	695,736
4.50%, 07/30/25(d)	200	204,064
CSI Compressco LP/CSI Compressco Finance Inc., 7.50%, 04/01/25 (Call 05/31/22)(b)	165	158,817
Exterran Energy Solutions LP/EES Finance Corp., 8.13%, 05/01/25 (Call 05/31/22)	175	175,604

100	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas Services (continued)
Halliburton Co.
2.92%, 03/01/30 (Call 12/01/29)	$659	$599,183
3.50%, 08/01/23 (Call 05/01/23)	347	348,489
3.80%, 11/15/25 (Call 08/15/25)	221	222,107
4.50%, 11/15/41 (Call 05/15/41)	125	114,140
4.75%, 08/01/43 (Call 02/01/43)	719	671,431
4.85%, 11/15/35 (Call 05/15/35)	952	949,315
5.00%, 11/15/45 (Call 05/15/45)	995	955,747
6.70%, 09/15/38	683	783,435
7.45%, 09/15/39	379	462,175
HF SINCLAIR Corp.
2.63%, 10/01/23(b)	95	93,207
4.50%, 07/01/30 (Call 07/01/30)(b)	695	653,981
5.88%, 04/01/26 (Call 01/01/26)(b)	539	556,550
KCA Deutag UK Finance PLC, 9.88%, 12/01/25 (Call 12/01/22)(b)	250	256,930
KLX Energy Services Holdings Inc., 11.50%, 11/01/25 (Call 05/31/22)(b)	125	81,046
NOV Inc.
3.60%, 12/01/29 (Call 09/01/29)	208	193,151
3.95%, 12/01/42 (Call 06/01/42)	610	473,769
Oceaneering International Inc.
4.65%, 11/15/24 (Call 08/15/24)	260	251,633
6.00%, 02/01/28 (Call 11/01/27)	190	174,815
Schlumberger Finance Canada Ltd., 1.40%, 09/17/25 (Call 08/17/25)	445	416,965
Schlumberger Holdings Corp.
3.75%, 05/01/24 (Call 04/01/24)(b)	1,100	1,107,128
3.90%, 05/17/28 (Call 02/17/28)(b)	777	754,669
4.00%, 12/21/25 (Call 09/21/25)(b)	862	865,060
4.30%, 05/01/29 (Call 02/01/29)(b)	885	873,858
Schlumberger Investment SA
2.65%, 06/26/30 (Call 03/26/30)	475	424,512
3.65%, 12/01/23 (Call 09/01/23)	321	323,356
TechnipFMC PLC, 6.50%, 02/01/26 (Call 02/01/23)(b)	466	484,640
Transocean Phoenix 2 Ltd., 7.75%, 10/15/24 (Call 05/30/22)(b)	191	192,558
Transocean Proteus Ltd., 6.25%, 12/01/24 (Call 05/30/22)(b)	180	177,728
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 04/01/26 (Call 05/31/22)	370	363,218
6.88%, 09/01/27 (Call 09/01/22)	450	440,519
Weatherford International Ltd.
6.50%, 09/15/28 (Call 09/15/24)(b)	65	65,637
8.63%, 04/30/30 (Call 10/30/24)(b)	950	941,327
11.00%, 12/01/24 (Call 05/31/22)(b)	456	474,564
Welltec International ApS, 8.25%, 10/15/26 (Call 10/15/23)(b)	200	201,890

		21,970,966

Oil Field Machinery & Equipment — 0.0%
Vermilion Energy Inc., 6.88%, 05/01/30 (Call 05/01/25)	100	97,582

Packaging & Containers — 0.2%
Amcor Finance USA Inc.
3.63%, 04/28/26 (Call 01/28/26)	588	580,650
4.50%, 05/15/28 (Call 02/15/28)	105	106,935
Amcor Flexibles North America Inc.
2.63%, 06/19/30 (Call 03/19/30)	1,531	1,326,581
2.69%, 05/25/31 (Call 02/25/31)	745	641,922

Security	Par (000)	Value

Packaging & Containers (continued)
ARD Finance SA, 6.50%, 06/30/27 (Call 11/15/22), (7.25% PIK)(b)(g)	$670	$567,651
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
3.25%, 09/01/28 (Call 05/15/24)(b)	315	276,479
4.00%, 09/01/29 (Call 05/15/24)(b)	645	552,597
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
4.13%, 08/15/26 (Call 08/15/22)(b)	658	610,361
5.25%, 04/30/25 (Call 05/30/22)(b)	395	392,594
5.25%, 08/15/27 (Call 08/15/22)(b)	540	462,845
5.25%, 08/15/27 (Call 08/15/22)(b)(c)	585	502,568
Ball Corp.
2.88%, 08/15/30 (Call 05/15/30)	751	632,012
3.13%, 09/15/31 (Call 06/15/31)	505	423,402
4.00%, 11/15/23	510	510,908
4.88%, 03/15/26 (Call 12/15/25)	420	423,062
5.25%, 07/01/25	575	589,806
Berry Global Inc.
0.95%, 02/15/24 (Call 01/15/24)	408	389,567
1.57%, 01/15/26 (Call 12/15/25)	972	884,559
1.65%, 01/15/27 (Call 12/15/26)	637	565,917
4.50%, 02/15/26 (Call 05/31/22)(b)	313	308,133
4.88%, 07/15/26 (Call 07/15/22)(b)	1,300	1,292,980
5.63%, 07/15/27 (Call 07/15/22)(b)(c)	315	313,907
Brambles USA Inc., 4.13%, 10/23/25 (Call 07/25/25)(b)	35	35,120
Canpack SA/Canpack U.S. LLC, 3.88%, 11/15/29 (Call 11/15/24)(d)	425	364,841
Cascades Inc./Cascades USA Inc.
5.13%, 01/15/26 (Call 01/15/23)(b)	125	123,134
5.38%, 01/15/28 (Call 01/15/23)(b)	310	301,115
CCL Industries Inc., 3.05%, 06/01/30 (Call 03/01/30)(b)	100	89,819
Clydesdale Acquisition Holdings Inc.
6.63%, 04/15/29 (Call 04/15/25)(b)	180	179,802
8.75%, 04/15/30 (Call 04/15/25)(b)	710	648,656
Crown Americas LLC, 5.25%, 04/01/30 (Call 01/01/30)(b)	305	302,319
Crown Americas LLC / Crown Americas Capital Corp VI, 4.25%, 09/30/26 (Call 03/31/26)	197	190,791
Crown Cork & Seal Co. Inc., 7.38%, 12/15/26	250	266,305
Duke Energy Carolinas LLC, 4.75%, 02/01/26 (Call 05/31/22)	549	547,474
Graham Packaging Co. Inc., 7.13%, 08/15/28 (Call 08/15/23)(b)	320	288,592
Graphic Packaging International LLC
3.50%, 03/15/28(b)	328	296,843
3.50%, 03/01/29 (Call 09/01/28)(b)	325	289,253
3.75%, 02/01/30 (Call 08/01/29)(b)	195	171,278
4.13%, 08/15/24 (Call 05/15/24)	118	117,641
4.75%, 07/15/27 (Call 04/15/27)(b)	140	135,624
Intelligent Packaging Ltd. Finco Inc./Intelligent
Packaging Ltd. Co-Issuer LLC, 6.00%, 09/15/28 (Call 09/15/22)(b)	390	369,201
Intertape Polymer Group Inc., 4.38%, 06/15/29 (Call 06/15/24)(b)	230	236,546
Klabin Austria GmbH
3.20%, 01/12/31 (Call 10/12/30)(d)	600	480,324
5.75%, 04/03/29 (Call 01/03/29)(c)(d)	400	394,548
7.00%, 04/03/49 (Call 10/03/48)(d)	400	386,236

S C H E D U L E O F I N V E S T M E N T S	101

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Packaging & Containers (continued)
LABL Inc.
5.88%, 11/01/28 (Call 11/01/24)(b)	$250	$228,870
6.75%, 07/15/26 (Call 07/15/22)(b)	520	500,417
8.25%, 11/01/29 (Call 11/01/24)(b)	350	290,899
10.50%, 07/15/27 (Call 07/15/22)(b)	465	448,832
Matthews International Corp., 5.25%, 12/01/25 (Call 05/31/22)(b)	41	40,970
Mauser Packaging Solutions Holding Co.
5.50%, 04/15/24 (Call 05/31/22)(b)	854	833,897
7.25%, 04/15/25 (Call 05/31/22)(b)	885	838,697
OI European Group BV, 4.75%, 02/15/30
(Call 11/15/24)(b)	310	275,171
Owens-Brockway Glass Container Inc.
5.38%, 01/15/25(b)	195	191,964
5.88%, 08/15/23(b)	348	353,039
6.38%, 08/15/25(b)	175	176,183
6.63%, 05/13/27 (Call 05/15/23)(b)	400	397,412
Packaging Corp. of America
3.00%, 12/15/29 (Call 09/15/29)	288	265,141
3.05%, 10/01/51 (Call 04/01/51)	205	155,052
3.40%, 12/15/27 (Call 09/15/27)	614	596,139
3.65%, 09/15/24 (Call 06/15/24)	230	230,366
4.05%, 12/15/49 (Call 06/15/49)	275	246,977
Pactiv Evergreen Group Issuer Inc./Pactiv Evergreen Group Issuer LLC/Reynolds Gro, 4.00%, 10/15/27 (Call 10/15/23)(b)	700	609,826
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer Inc., 4.38%, 10/15/28 (Call 10/15/24)(b)	240	211,685
Pactiv LLC
7.95%, 12/15/25	240	236,256
8.38%, 04/15/27	265	261,966
Sealed Air Corp.
1.57%, 10/15/26 (Call 09/15/26)(b)	590	519,041
4.00%, 12/01/27 (Call 09/01/27)(b)	249	234,379
5.00%, 04/15/29 (Call 04/15/25)(b)	55	54,575
5.13%, 12/01/24 (Call 09/01/24)(b)	290	295,403
5.50%, 09/15/25 (Call 06/15/25)(b)	240	246,773
6.88%, 07/15/33(b)	300	328,950
Silgan Holdings Inc.
1.40%, 04/01/26 (Call 03/01/26)(b)	310	277,453
4.13%, 02/01/28 (Call 10/01/22)	325	304,109
Sonoco Products Co.
1.80%, 02/01/25 (Call 02/01/23)	800	758,168
2.25%, 02/01/27 (Call 01/01/27)	565	524,105
2.85%, 02/01/32 (Call 11/01/31)	700	613,816
3.13%, 05/01/30 (Call 02/01/30)	375	341,666
Trident TPI Holdings Inc., 9.25%, 08/01/24 (Call 05/10/22)(b)	328	323,080
TriMas Corp., 4.13%, 04/15/29 (Call 04/15/24)(b)	275	246,713
Trivium Packaging Finance BV
5.50%, 08/15/26 (Call 08/15/22)(b)	730	705,552
8.50%, 08/15/27 (Call 08/15/22)(b)	425	419,551
WestRock MWV LLC
7.95%, 02/15/31	120	146,848
8.20%, 01/15/30	142	172,548
WRKCo Inc.
3.00%, 09/15/24 (Call 07/15/24)	658	649,610
3.00%, 06/15/33 (Call 03/15/33)	209	181,514
3.38%, 09/15/27 (Call 06/15/27)	125	120,425

Security	Par (000)	Value

Packaging & Containers (continued)
3.75%, 03/15/25 (Call 01/15/25)	$240	$240,442
3.90%, 06/01/28 (Call 03/01/28)	475	464,645
4.00%, 03/15/28 (Call 12/15/27)	210	206,888
4.20%, 06/01/32 (Call 03/01/32)	337	328,521
4.65%, 03/15/26 (Call 01/15/26)	825	843,653
4.90%, 03/15/29 (Call 12/15/28)	618	635,310

		36,144,395

Pharmaceuticals — 1.3%
180 Medical Inc., 3.88%, 10/15/29 (Call 10/07/24)(b)	330	295,822
AbbVie Inc.
2.60%, 11/21/24 (Call 10/21/24)	2,463	2,405,760
2.85%, 05/14/23 (Call 03/14/23)	303	303,512
2.95%, 11/21/26 (Call 09/21/26)	1,475	1,413,360
3.20%, 05/14/26 (Call 02/14/26)	756	736,223
3.20%, 11/21/29 (Call 08/21/29)	2,173	2,025,714
3.60%, 05/14/25 (Call 02/14/25)	1,373	1,367,233
3.75%, 11/14/23 (Call 10/14/23)	1,541	1,558,074
3.80%, 03/15/25 (Call 12/15/24)	1,253	1,254,817
3.85%, 06/15/24 (Call 03/15/24)	697	702,660
4.05%, 11/21/39 (Call 05/21/39)	1,649	1,513,304
4.25%, 11/14/28 (Call 08/14/28)	896	896,977
4.25%, 11/21/49 (Call 05/21/49)	2,884	2,643,907
4.30%, 05/14/36 (Call 11/14/35)	1,335	1,286,580
4.40%, 11/06/42	1,358	1,287,303
4.45%, 05/14/46 (Call 11/14/45)	1,180	1,110,769
4.50%, 05/14/35 (Call 11/14/34)	1,169	1,155,989
4.55%, 03/15/35 (Call 09/15/34)	1,375	1,367,176
4.63%, 10/01/42 (Call 04/01/42)	588	568,226
4.70%, 05/14/45 (Call 11/14/44)	2,038	1,986,704
4.75%, 03/15/45 (Call 09/15/44)	530	519,018
4.85%, 06/15/44 (Call 12/15/43)	575	572,096
4.88%, 11/14/48 (Call 05/14/48)	1,047	1,051,293
AdaptHealth LLC
4.63%, 08/01/29 (Call 02/01/24)(b)	395	336,528
5.13%, 03/01/30 (Call 03/01/25)(b)(c)	295	253,830
6.13%, 08/01/28 (Call 08/01/23)(b)	265	251,506
AmerisourceBergen Corp.
2.70%, 03/15/31 (Call 12/15/30)	390	340,451
2.80%, 05/15/30 (Call 02/15/30)	422	377,293
3.25%, 03/01/25 (Call 12/01/24)	515	508,774
3.40%, 05/15/24 (Call 02/15/24)	680	679,116
3.45%, 12/15/27 (Call 09/15/27)	629	612,357
4.25%, 03/01/45 (Call 09/01/44)	140	126,633
4.30%, 12/15/47 (Call 06/15/47)	708	653,287
Astrazeneca Finance LLC
0.70%, 05/28/24 (Call 05/31/22)	510	485,622
1.20%, 05/28/26 (Call 04/28/26)	260	236,306
1.75%, 05/28/28 (Call 03/28/28)	620	553,480
2.25%, 05/28/31 (Call 02/28/31)	229	200,299
AstraZeneca PLC
0.70%, 04/08/26 (Call 03/08/26)	945	845,028
1.38%, 08/06/30 (Call 05/06/30)	887	729,185
2.13%, 08/06/50 (Call 02/06/50)	495	338,659
3.00%, 05/28/51 (Call 11/28/50)(c)	635	520,846
3.13%, 06/12/27 (Call 03/12/27)	275	268,628
3.38%, 11/16/25	809	806,282
3.50%, 08/17/23 (Call 07/17/23)	512	516,316
4.00%, 01/17/29 (Call 10/17/28)	1,044	1,049,867
4.00%, 09/18/42	1,020	980,699
4.38%, 11/16/45	984	985,791

102	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
4.38%, 08/17/48 (Call 02/17/48)	$633	$640,849
6.45%, 09/15/37	892	1,103,895
Bausch Health Americas Inc.
8.50%, 01/31/27 (Call 07/31/22)(b)(c)	1,100	1,041,436
9.25%, 04/01/26 (Call 05/31/22)(b)	1,030	1,021,657
Bausch Health Companies Inc.
4.88%, 06/01/28 (Call 06/01/24)(b)	875	776,484
5.00%, 01/30/28 (Call 01/30/23)(b)	736	543,801
5.00%, 02/15/29 (Call 02/15/24)(b)	545	383,435
5.25%, 01/30/30 (Call 01/30/25)(b)	805	558,614
5.25%, 02/15/31 (Call 02/15/26)(b)	655	455,133
5.50%, 11/01/25 (Call 05/30/22)(b)	1,125	1,088,212
5.75%, 08/15/27 (Call 08/15/22)(b)	355	333,040
6.13%, 04/15/25 (Call 05/16/22)(b)	1,396	1,399,685
6.13%, 02/01/27 (Call 02/01/24)(b)	745	716,295
6.25%, 02/15/29 (Call 02/15/24)(b)	900	656,073
7.00%, 01/15/28 (Call 01/15/23)(b)(c)	500	410,525
7.25%, 05/30/29 (Call 05/30/24)(b)	465	351,424
9.00%, 12/15/25 (Call 05/30/22)(b)	755	758,095
Bayer Corp., 6.65%, 02/15/28(b)	350	378,675
Bayer U.S. Finance II LLC
3.38%, 07/15/24 (Call 04/15/24)(b)	934	926,677
3.88%, 12/15/23 (Call 11/15/23)(b)	1,980	1,992,316
3.95%, 04/15/45 (Call 10/15/44)(b)	506	422,814
4.20%, 07/15/34 (Call 01/15/34)(b)	825	780,796
4.25%, 12/15/25 (Call 10/15/25)(b)	887	889,900
4.38%, 12/15/28 (Call 09/15/28)(b)	1,167	1,158,166
4.40%, 07/15/44 (Call 01/15/44)(b)	819	728,623
4.63%, 06/25/38 (Call 12/25/37)(b)	375	358,410
4.70%, 07/15/64 (Call 01/15/64)(b)	891	789,123
4.88%, 06/25/48 (Call 12/25/47)(b)	415	401,944
5.50%, 07/30/35(b)	285	298,327
Bayer U.S. Finance LLC, 3.38%, 10/08/24(b)	325	320,655
Becton Dickinson and Co.
1.96%, 02/11/31 (Call 11/11/30)	1,020	840,715
2.82%, 05/20/30 (Call 02/20/30)	440	393,633
3.36%, 06/06/24 (Call 04/06/24)	567	564,891
3.70%, 06/06/27 (Call 03/06/27)	1,046	1,029,452
3.73%, 12/15/24 (Call 09/15/24)	228	228,458
3.79%, 05/20/50 (Call 11/20/49)	977	836,322
4.67%, 06/06/47 (Call 12/06/46)	710	690,269
4.69%, 12/15/44 (Call 06/15/44)	375	362,561
BellRing Brands Inc., 7.00%, 03/15/30 (Call 03/15/27)(b)	550	537,757
Bristol-Myers Squibb Co.
0.54%, 11/13/23 (Call 05/31/22)	805	780,383
0.75%, 11/13/25 (Call 10/13/25)	896	817,304
1.13%, 11/13/27 (Call 09/13/27)	350	306,751
1.45%, 11/13/30 (Call 08/13/30)	1,140	934,139
2.35%, 11/13/40 (Call 05/13/40)	1,120	847,728
2.55%, 11/13/50 (Call 05/13/50)	883	638,709
2.90%, 07/26/24 (Call 06/26/24)	1,291	1,283,887
2.95%, 03/15/32 (Call 12/15/31)(c)	730	670,468
3.20%, 06/15/26 (Call 04/15/26)	747	739,328
3.25%, 11/01/23	290	291,931
3.25%, 08/01/42	808	684,699
3.40%, 07/26/29 (Call 04/26/29)	556	539,537
3.55%, 03/15/42 (Call 09/15/41)	390	348,293
3.63%, 05/15/24 (Call 02/15/24)	300	302,898
3.70%, 03/15/52 (Call 09/15/51)	430	381,565

Security	Par (000)	Value

Pharmaceuticals (continued)
3.90%, 02/20/28 (Call 11/20/27)	$1,035	$1,042,659
3.90%, 03/15/62 (Call 09/15/61)	420	368,311
4.13%, 06/15/39 (Call 12/15/38)	1,445	1,406,635
4.25%, 10/26/49 (Call 04/26/49)	1,466	1,407,741
4.35%, 11/15/47 (Call 05/15/47)	603	588,829
4.55%, 02/20/48 (Call 08/20/47)	738	743,542
4.63%, 05/15/44 (Call 11/15/43)	325	332,134
Cardinal Health Inc.
3.08%, 06/15/24 (Call 04/15/24)	1,076	1,066,499
3.41%, 06/15/27 (Call 03/15/27)	1,047	1,019,663
3.50%, 11/15/24 (Call 08/15/24)	450	449,019
3.75%, 09/15/25 (Call 06/15/25)	1,079	1,080,014
4.37%, 06/15/47 (Call 12/15/46)	174	156,414
4.50%, 11/15/44 (Call 05/15/44)	236	213,521
4.60%, 03/15/43	430	393,269
4.90%, 09/15/45 (Call 03/15/45)	548	517,931
Cheplapharm Arzneimittel GmbH, 5.50%, 01/15/28 (Call 01/15/24)(b)	400	382,908
Cigna Corp.
0.61%, 03/15/24 (Call 05/31/22)	710	676,907
1.25%, 03/15/26 (Call 02/15/26)	350	318,409
2.38%, 03/15/31 (Call 12/15/30)	950	813,219
2.40%, 03/15/30 (Call 12/15/29)	1,182	1,036,378
3.00%, 07/15/23 (Call 05/16/23)	500	500,115
3.05%, 10/15/27 (Call 07/15/27)	1,067	1,020,223
3.20%, 03/15/40 (Call 09/15/39)	255	208,988
3.25%, 04/15/25 (Call 01/15/25)	540	534,892
3.40%, 03/01/27 (Call 12/01/26)	603	586,538
3.40%, 03/15/50 (Call 09/15/49)	1,185	928,673
3.40%, 03/15/51 (Call 09/15/50)	861	674,611
3.50%, 06/15/24 (Call 03/17/24)	415	415,847
3.75%, 07/15/23 (Call 06/15/23)	919	926,959
3.88%, 10/15/47 (Call 04/15/47)	437	375,060
4.13%, 11/15/25 (Call 09/15/25)	1,216	1,228,294
4.38%, 10/15/28 (Call 07/15/28)	1,205	1,210,929
4.50%, 02/25/26 (Call 11/27/25)	680	694,389
4.80%, 08/15/38 (Call 02/15/38)	1,050	1,047,039
4.80%, 07/15/46 (Call 01/16/46)	1,110	1,087,867
4.90%, 12/15/48 (Call 06/15/48)	1,357	1,346,972
6.13%, 11/15/41	385	432,474
CVS Health Corp.
1.30%, 08/21/27 (Call 06/21/27)	2,285	2,000,792
1.75%, 08/21/30 (Call 05/21/30)	1,294	1,058,220
1.88%, 02/28/31 (Call 11/28/30)	1,790	1,469,304
2.13%, 09/15/31 (Call 06/15/31)	565	468,769
2.63%, 08/15/24 (Call 07/15/24)	864	850,003
2.70%, 08/21/40 (Call 02/21/40)	1,286	971,007
2.88%, 06/01/26 (Call 03/01/26)	1,031	994,080
3.00%, 08/15/26 (Call 06/15/26)	595	575,323
3.25%, 08/15/29 (Call 05/15/29)	1,010	940,623
3.38%, 08/12/24 (Call 05/12/24)	676	674,763
3.63%, 04/01/27 (Call 02/01/27)	447	439,785
3.75%, 04/01/30 (Call 01/01/30)	1,010	964,893
3.88%, 07/20/25 (Call 04/20/25)	1,518	1,524,816
4.00%, 12/05/23 (Call 09/05/23)	115	116,549
4.10%, 03/25/25 (Call 01/25/25)	187	189,596
4.13%, 04/01/40 (Call 10/01/39)	1,064	966,580
4.25%, 04/01/50 (Call 10/01/49)	734	665,334
4.30%, 03/25/28 (Call 12/25/27)	1,614	1,621,021
4.78%, 03/25/38 (Call 09/25/37)	2,882	2,851,595

S C H E D U L E O F I N V E S T M E N T S	103

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
4.88%, 07/20/35 (Call 01/20/35)	$1,017	$1,036,221
5.05%, 03/25/48 (Call 09/25/47)	3,863	3,882,431
5.13%, 07/20/45 (Call 01/20/45)	829	832,142
5.30%, 12/05/43 (Call 06/05/43)	1,136	1,178,759
6.13%, 09/15/39	296	331,851
6.25%, 06/01/27	509	561,310
Elanco Animal Health Inc., 6.40%, 08/28/28 (Call 05/28/28)	362	374,913
Eli Lilly & Co.
2.25%, 05/15/50 (Call 11/15/49)	530	379,231
2.50%, 09/15/60 (Call 03/15/60)	697	484,917
2.75%, 06/01/25 (Call 03/01/25)	425	418,604
3.10%, 05/15/27 (Call 02/15/27)	1,475	1,440,957
3.38%, 03/15/29 (Call 12/15/28)	297	291,407
3.70%, 03/01/45 (Call 09/01/44)	55	50,943
3.95%, 05/15/47 (Call 11/15/46)	55	54,628
4.15%, 03/15/59 (Call 09/15/58)	255	252,702
Embecta Corp., 5.00%, 02/15/30 (Call 02/15/27)(b)	295	267,149
EMD Finance LLC, 3.25%, 03/19/25 (Call 12/19/24)(b)	645	640,053
Endo Dac/Endo Finance LLC/Endo Finco Inc.
5.88%, 10/15/24 (Call 05/30/22)(b)	200	185,702
6.00%, 06/30/28 (Call 06/30/23)(b)(c)	676	298,136
9.50%, 07/31/27 (Call 07/31/23)(b)(c)	510	403,191
Endo Luxembourg Finance Co. I Sarl/Endo U.S. Inc., 6.13%, 04/01/29 (Call 04/01/24)(b)	675	587,344
GlaxoSmithKline Capital Inc.
3.38%, 05/15/23	751	756,858
3.63%, 05/15/25	313	315,585
3.88%, 05/15/28	525	528,470
4.20%, 03/18/43	249	244,177
5.38%, 04/15/34	525	591,722
6.38%, 05/15/38	1,771	2,177,019
GlaxoSmithKline Capital PLC
0.53%, 10/01/23 (Call 10/01/22)	770	745,953
3.00%, 06/01/24 (Call 05/01/24)	906	903,273
3.38%, 06/01/29 (Call 03/01/29)	725	707,977
Herbalife Nutrition Ltd./HLF Financing Inc., 7.88%, 09/01/25 (Call 09/01/22)(b)	365	359,040
HLF Financing Sarl LLC/Herbalife International Inc., 4.88%, 06/01/29 (Call 06/01/24)(b)	350	282,436
Horizon Therapeutics USA Inc., 5.50%, 08/01/27 (Call 08/01/22)(b)	400	399,796
Jazz Securities DAC, 4.38%, 01/15/29 (Call 07/15/24)(b)	785	725,874
Johnson & Johnson
0.55%, 09/01/25 (Call 08/01/25)	815	750,191
0.95%, 09/01/27 (Call 07/01/27)	508	449,148
1.30%, 09/01/30 (Call 06/01/30)	373	313,253
2.10%, 09/01/40 (Call 03/01/40)	870	656,006
2.25%, 09/01/50 (Call 03/01/50)	681	485,138
2.45%, 03/01/26 (Call 12/01/25)	521	507,037
2.45%, 09/01/60 (Call 03/01/60)	755	526,809
2.63%, 01/15/25 (Call 11/15/24)	429	425,461
2.90%, 01/15/28 (Call 10/15/27)	779	756,744
2.95%, 03/03/27 (Call 12/03/26)	783	776,235
3.38%, 12/05/23	605	612,036
3.40%, 01/15/38 (Call 07/15/37)	595	551,381
3.50%, 01/15/48 (Call 07/15/47)	376	343,220
3.55%, 03/01/36 (Call 09/01/35)	376	361,077
3.63%, 03/03/37 (Call 09/03/36)	966	931,572

Security	Par (000)	Value

Pharmaceuticals (continued)
3.70%, 03/01/46 (Call 09/01/45)	$1,251	$1,184,684
3.75%, 03/03/47 (Call 09/03/46)	520	495,113
4.38%, 12/05/33 (Call 06/05/33)	713	751,901
4.50%, 09/01/40	240	249,252
4.50%, 12/05/43 (Call 06/05/43)	330	342,919
4.85%, 05/15/41	155	166,709
4.95%, 05/15/33	97	108,008
5.85%, 07/15/38	326	392,615
5.95%, 08/15/37	1,107	1,349,920
6.95%, 09/01/29	4	4,905
Lannett Co. Inc., 7.75%, 04/15/26 (Call 04/15/23)(b)	180	95,171
McKesson Corp.
0.90%, 12/03/25 (Call 11/03/25)	210	190,271
1.30%, 08/15/26 (Call 07/15/26)	890	799,220
3.80%, 03/15/24 (Call 12/15/23)	459	461,924
3.95%, 02/16/28 (Call 11/16/27)	880	866,140
Mead Johnson Nutrition Co.
4.13%, 11/15/25 (Call 08/15/25)	949	963,624
4.60%, 06/01/44 (Call 12/01/43)	360	368,186
5.90%, 11/01/39	33	38,400
Merck & Co. Inc.
0.75%, 02/24/26 (Call 01/24/26)	1,050	955,668
1.45%, 06/24/30 (Call 03/24/30)	433	361,737
1.70%, 06/10/27 (Call 05/10/27)	850	777,996
1.90%, 12/10/28 (Call 10/10/28)	895	807,532
2.15%, 12/10/31 (Call 09/10/31)	965	839,868
2.35%, 06/24/40 (Call 12/24/39)	1,021	789,723
2.45%, 06/24/50 (Call 12/24/49)	1,008	733,401
2.75%, 02/10/25 (Call 11/10/24)	1,480	1,465,052
2.75%, 12/10/51 (Call 06/10/51)	480	366,139
2.80%, 05/18/23	757	760,301
2.90%, 03/07/24 (Call 02/07/24)	432	431,529
2.90%, 12/10/61 (Call 06/10/61)	685	500,434
3.40%, 03/07/29 (Call 12/07/28)	916	897,753
3.60%, 09/15/42 (Call 03/15/42)	360	325,436
3.70%, 02/10/45 (Call 08/10/44)	1,614	1,472,614
3.90%, 03/07/39 (Call 09/07/38)	423	410,005
4.00%, 03/07/49 (Call 09/07/48)	439	422,046
4.15%, 05/18/43	792	776,366
6.50%, 12/01/33	800	988,000
6.55%, 09/15/37	275	342,551
Merck Sharp & Dohme Corp.
5.75%, 11/15/36	123	140,790
5.95%, 12/01/28	165	184,866
Mylan Inc.
4.20%, 11/29/23 (Call 08/29/23)	605	609,991
4.55%, 04/15/28 (Call 01/15/28)	724	703,323
5.20%, 04/15/48 (Call 10/15/47)	675	597,213
5.40%, 11/29/43 (Call 05/29/43)	531	483,757
Novartis Capital Corp.
1.75%, 02/14/25 (Call 01/14/25)	359	346,123
2.00%, 02/14/27 (Call 12/14/26)	155	145,612
2.20%, 08/14/30 (Call 05/14/30)	453	402,912
2.75%, 08/14/50 (Call 02/14/50)	631	496,799
3.00%, 11/20/25 (Call 08/20/25)	496	491,943
3.10%, 05/17/27 (Call 02/17/27)	648	634,191
3.40%, 05/06/24	1,060	1,068,151
3.70%, 09/21/42	260	243,045
4.00%, 11/20/45 (Call 05/20/45)	1,010	973,600
4.40%, 05/06/44	1,208	1,234,987

104	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
Option Care Health Inc., 4.38%, 10/31/29 (Call 10/31/24)(b)	$260	$233,472
Organon & Co./Organon Foreign Debt Co-Issuer BV
4.13%, 04/30/28 (Call 04/30/24)(b)	1,150	1,068,246
5.13%, 04/30/31 (Call 04/30/26)(b)	1,243	1,124,206
Owens & Minor Inc.
4.38%, 12/15/24 (Call 09/15/24)	200	200,896
4.50%, 03/31/29 (Call 03/31/24)(b)	300	270,075
6.63%, 04/01/30 (Call 04/01/25)(b)	345	337,693
P&L Development LLC/PLD Finance Corp., 7.75%, 11/15/25 (Call 11/15/22)(b)	310	275,187
Par Pharmaceutical Inc., 7.50%, 04/01/27 (Call 05/31/22)(b)	1,146	1,046,344
Perrigo Co. PLC, 4.00%, 11/15/23 (Call 05/20/22)	200	203,706
Perrigo Finance Unlimited Co.
3.90%, 12/15/24 (Call 09/15/24)	425	416,840
3.90%, 06/15/30 (Call 03/15/30)	470	421,886
4.38%, 03/15/26 (Call 12/15/25)	749	724,965
4.90%, 12/15/44 (Call 06/15/44)	200	160,910
Pfizer Inc.
0.80%, 05/28/25 (Call 04/28/25)	742	691,292
1.70%, 05/28/30 (Call 02/28/30)	812	694,958
1.75%, 08/18/31 (Call 05/18/31)	545	458,934
2.55%, 05/28/40 (Call 11/28/39)	459	368,155
2.63%, 04/01/30 (Call 01/01/30)	532	488,759
2.70%, 05/28/50 (Call 11/28/49)	293	229,064
2.75%, 06/03/26	1,039	1,012,848
2.95%, 03/15/24 (Call 02/15/24)	1,195	1,194,534
3.00%, 06/15/23	400	401,748
3.00%, 12/15/26	1,218	1,196,685
3.20%, 09/15/23 (Call 08/15/23)	955	962,831
3.40%, 05/15/24	575	580,255
3.45%, 03/15/29 (Call 12/15/28)	662	648,767
3.60%, 09/15/28 (Call 06/15/28)	539	539,410
3.90%, 03/15/39 (Call 09/15/38)	225	217,769
4.00%, 12/15/36	502	492,161
4.00%, 03/15/49 (Call 09/15/48)	458	442,579
4.10%, 09/15/38 (Call 03/15/38)	595	588,122
4.13%, 12/15/46	645	638,382
4.20%, 09/15/48 (Call 03/15/48)	866	863,991
4.30%, 06/15/43	298	296,739
4.40%, 05/15/44	1,016	1,026,089
5.60%, 09/15/40	379	445,996
7.20%, 03/15/39	1,201	1,617,327
Pharmacia LLC, 6.60%, 12/01/28	205	236,500
PRA Health Sciences Inc., 2.88%, 07/15/26 (Call 07/15/23)(b)	275	254,645
Prestige Brands Inc.
3.75%, 04/01/31 (Call 04/01/26)(b)	361	306,388
5.13%, 01/15/28 (Call 01/15/23)(b)	315	301,757
Sanofi
3.38%, 06/19/23 (Call 05/19/23)	584	588,497
3.63%, 06/19/28 (Call 03/19/28)	424	428,672
Shire Acquisitions Investments Ireland DAC
2.88%, 09/23/23 (Call 07/23/23)	435	433,882
3.20%, 09/23/26 (Call 06/23/26)	1,334	1,287,590
Takeda Pharmaceutical Co. Ltd.
2.05%, 03/31/30 (Call 12/31/29)	1,148	969,773
3.03%, 07/09/40 (Call 01/09/40)	1,041	824,691
3.18%, 07/09/50 (Call 01/09/50)	1,043	799,397

Security	Par (000)	Value

Pharmaceuticals (continued)
3.38%, 07/09/60 (Call 01/09/60)	$495	$373,121
4.40%, 11/26/23 (Call 10/26/23)	570	578,653
5.00%, 11/26/28 (Call 08/26/28)	1,843	1,922,138
Teva Pharmaceutical Finance Co. LLC, 6.15%, 02/01/36(c)	512	484,603
Teva Pharmaceutical Finance Netherlands III BV
2.80%, 07/21/23	592	577,200
3.15%, 10/01/26	2,015	1,740,940
4.10%, 10/01/46	1,145	815,263
4.75%, 05/09/27 (Call 02/09/27)	815	747,925
5.13%, 05/09/29 (Call 02/09/29)	415	377,812
6.00%, 04/15/24 (Call 01/15/24)	1,000	1,000,800
6.75%, 03/01/28 (Call 12/01/27)(c)	600	609,450
7.13%, 01/31/25 (Call 10/31/24)(c)	900	914,454
Utah Acquisition Sub Inc.
3.95%, 06/15/26 (Call 03/15/26)	758	736,488
5.25%, 06/15/46 (Call 12/15/45)	825	732,608
Viatris Inc.
1.65%, 06/22/25 (Call 05/22/25)	432	396,446
2.30%, 06/22/27 (Call 04/22/27)	735	650,710
2.70%, 06/22/30 (Call 03/22/30)	381	316,344
3.85%, 06/22/40 (Call 12/22/39)	778	606,490
4.00%, 06/22/50 (Call 12/22/49)	824	608,746
Vizient Inc., 6.25%, 05/15/27 (Call 05/16/22)(b)	180	185,845
Wyeth LLC
5.95%, 04/01/37	1,471	1,716,304
6.00%, 02/15/36	527	622,735
6.45%, 02/01/24	895	946,275
6.50%, 02/01/34	791	965,281
Zoetis Inc.
2.00%, 05/15/30 (Call 02/15/30)	739	636,249
3.00%, 09/12/27 (Call 06/12/27)	733	704,721
3.00%, 05/15/50 (Call 11/15/49)	480	379,670
3.90%, 08/20/28 (Call 05/20/28)	511	507,505
3.95%, 09/12/47 (Call 03/12/47)	475	428,740
4.45%, 08/20/48 (Call 02/20/48)	525	517,419
4.50%, 11/13/25 (Call 08/13/25)	490	504,043
4.70%, 02/01/43 (Call 08/01/42)	659	658,591

		239,116,659

Pipelines — 1.1%
Abu Dhabi Crude Oil Pipeline LLC
3.65%, 11/02/29(d)	600	591,666
4.60%, 11/02/47(d)	1,200	1,185,000
AI Candelaria Spain SLU, 5.75%, 06/15/33 (Call 06/15/28)(d)	250	209,635
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.38%, 06/15/29 (Call 06/15/24)(b)	411	386,295
5.75%, 03/01/27 (Call 05/16/22)(b)	335	328,441
5.75%, 01/15/28 (Call 01/15/23)(b)	380	368,961
7.88%, 05/15/26 (Call 05/15/23)(b)	340	355,548
Blue Racer Midstream LLC/Blue Racer Finance Corp.
6.63%, 07/15/26 (Call 05/31/22)(b)	128	128,161
7.63%, 12/15/25 (Call 12/15/22)(b)	320	329,600
Boardwalk Pipelines LP
3.40%, 02/15/31 (Call 11/15/30)	390	345,115
3.60%, 09/01/32 (Call 06/01/32)	25	22,095
4.45%, 07/15/27 (Call 04/15/27)	300	297,261
4.80%, 05/03/29 (Call 02/03/29)	368	362,624
4.95%, 12/15/24 (Call 09/15/24)	255	260,202

S C H E D U L E O F I N V E S T M E N T S	105

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
5.95%, 06/01/26 (Call 03/01/26)	$313	$329,182
Buckeye Partners LP
3.95%, 12/01/26 (Call 09/01/26)	425	400,962
4.13%, 03/01/25 (Call 02/01/25)(b)	445	428,139
4.13%, 12/01/27 (Call 09/01/27)	325	297,645
4.15%, 07/01/23 (Call 04/01/23)	307	305,290
4.35%, 10/15/24 (Call 07/15/24)	301	294,986
4.50%, 03/01/28 (Call 12/01/27)(b)	345	314,726
5.60%, 10/15/44 (Call 04/15/44)	192	153,890
5.85%, 11/15/43 (Call 05/15/43)	300	235,881
Cameron LNG LLC
2.90%, 07/15/31 (Call 04/15/31)(b)	715	643,929
3.30%, 01/15/35 (Call 09/15/34)(b)	632	558,713
3.40%, 01/15/38 (Call 07/15/37)(b)	335	292,204
3.70%, 01/15/39 (Call 07/15/38)(b)	635	564,102
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/29 (Call 05/18/29)	801	753,893
5.13%, 06/30/27 (Call 01/01/27)	783	805,691
5.88%, 03/31/25 (Call 10/02/24)	1,007	1,047,995
7.00%, 06/30/24 (Call 01/01/24)	1,075	1,127,847
Cheniere Energy Inc., 4.63%, 10/15/28 (Call 10/15/23)	1,066	1,035,981
Cheniere Energy Partners LP
3.25%, 01/31/32 (Call 01/31/27)(b)	655	559,665
4.00%, 03/01/31 (Call 03/01/26)	850	769,641
4.50%, 10/01/29 (Call 10/01/24)	995	952,991
CNPC Global Capital Ltd.
1.13%, 06/23/23 (Call 05/23/23)(d)	600	586,164
1.35%, 06/23/25 (Call 05/23/25)(d)	200	186,438
2.00%, 06/23/30 (Call 03/23/30)(d)	1,200	1,027,596
CNX Midstream Partners LP, 4.75%, 04/15/30 (Call 04/15/25)(b)	255	233,475
Colonial Enterprises Inc., 3.25%, 05/15/30 (Call 02/15/30)(b)	330	306,332
Colonial Pipeline Co.
3.75%, 10/01/25 (Call 07/01/25)(b)	80	80,008
4.20%, 04/15/43 (Call 10/15/42)(b)	15	13,660
4.25%, 04/15/48 (Call 10/15/47)(b)	20	18,193
7.63%, 04/15/32(b)	15	18,479
Colorado Interstate Gas Co. LLC/Colorado Interstate Issuing Corp., 4.15%, 08/15/26 (Call 05/15/26)(b)	463	466,528
Columbia Pipeline Group Inc.
4.50%, 06/01/25 (Call 03/01/25)	203	207,017
5.80%, 06/01/45 (Call 12/01/44)	432	467,342
CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, 06/15/31 (Call 06/15/26)(b)	820	757,204
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
5.63%, 05/01/27 (Call 05/16/22)(b)(c)	340	330,776
5.75%, 04/01/25 (Call 05/31/22)	345	340,691
6.00%, 02/01/29 (Call 02/01/24)(b)	365	355,386
DCP Midstream Operating LP
3.25%, 02/15/32 (Call 08/15/31)	420	357,080
5.13%, 05/15/29 (Call 02/15/29)	515	506,832
5.38%, 07/15/25 (Call 04/15/25)	475	479,698
5.60%, 04/01/44 (Call 10/01/43)	335	320,374
5.63%, 07/15/27 (Call 04/15/27)	378	384,082
5.85%, 05/21/43 (Call 05/21/23)(a)(b)	420	380,524
6.45%, 11/03/36(b)	190	212,483
6.75%, 09/15/37(b)	270	303,205
8.13%, 08/16/30	215	252,973

Security	Par (000)	Value

Pipelines (continued)
Delek Logistics Partners LP/Delek Logistics Finance Corp.
6.75%, 05/15/25 (Call 05/31/22)	$161	$158,752
7.13%, 06/01/28 (Call 06/01/24)(b)	255	244,032
DT Midstream Inc.
4.13%, 06/15/29 (Call 06/15/24)(b)	655	594,747
4.38%, 06/15/31 (Call 06/15/26)(b)	525	471,172
Eastern Gas Transmission & Storage Inc.
3.00%, 11/15/29 (Call 08/15/29)(b)	394	360,274
4.60%, 12/15/44 (Call 06/15/44)(b)	480	448,757
4.80%, 11/01/43 (Call 05/01/43)(b)	407	388,705
EIG Pearl Holdings Sarl
3.55%, 08/31/36(d)	400	354,936
4.39%, 11/30/46(b)	800	677,696
4.39%, 11/30/46(d)	200	169,424
Enbridge Energy Partners LP
5.50%, 09/15/40 (Call 03/15/40)	285	294,818
5.88%, 10/15/25 (Call 07/15/25)	405	428,105
7.38%, 10/15/45 (Call 04/15/45)	215	269,100
Series B, 7.50%, 04/15/38	92	112,794
Enbridge Inc.
0.55%, 10/04/23	380	366,168
1.60%, 10/04/26 (Call 09/04/26)	820	741,616
2.15%, 02/16/24(c)	120	117,336
2.50%, 01/15/25 (Call 12/15/24)	433	419,226
2.50%, 02/14/25	115	111,043
2.50%, 08/01/33 (Call 05/01/33)	415	343,612
3.13%, 11/15/29 (Call 08/15/29)	406	374,567
3.40%, 08/01/51 (Call 02/01/51)	310	243,288
3.50%, 06/10/24 (Call 03/10/24)	134	133,964
3.70%, 07/15/27 (Call 04/15/27)	346	338,381
4.00%, 10/01/23 (Call 07/01/23)	258	260,505
4.00%, 11/15/49 (Call 05/15/49)	370	323,262
4.25%, 12/01/26 (Call 09/01/26)	508	511,856
4.50%, 06/10/44 (Call 12/10/43)	475	440,738
5.50%, 12/01/46 (Call 06/01/46)	423	460,300
Energy Transfer LP
2.90%, 05/15/25 (Call 04/15/25)	535	516,334
3.75%, 05/15/30 (Call 02/15/30)	628	579,694
3.90%, 05/15/24 (Call 02/15/24)	635	632,828
3.90%, 07/15/26 (Call 04/15/26)	475	462,527
4.00%, 10/01/27 (Call 07/01/27)	364	352,257
4.05%, 03/15/25 (Call 12/15/24)	526	522,954
4.15%, 09/15/29 (Call 06/15/29)	617	583,935
4.20%, 04/15/27 (Call 01/15/27)	440	432,243
4.25%, 04/01/24 (Call 01/01/24)	404	406,804
4.40%, 03/15/27 (Call 12/15/26)	337	333,121
4.50%, 04/15/24 (Call 03/15/24)	635	641,902
4.75%, 01/15/26 (Call 10/15/25)	1,005	1,017,351
4.90%, 02/01/24 (Call 11/01/23)	138	139,997
4.90%, 03/15/35 (Call 09/15/34)	480	452,021
4.95%, 05/15/28 (Call 02/15/28)	402	402,724
4.95%, 06/15/28 (Call 03/15/28)	460	463,606
4.95%, 01/15/43 (Call 07/15/42)	220	191,928
5.00%, 05/15/44 (Call 11/15/43)	587	515,726
5.00%, 05/15/50 (Call 11/15/49)	916	815,762
5.15%, 02/01/43 (Call 08/01/42)	417	375,029
5.15%, 03/15/45 (Call 09/15/44)	328	296,381
5.25%, 04/15/29 (Call 01/15/29)	887	902,274
5.30%, 04/01/44 (Call 10/01/43)	30	27,362

106	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
5.30%, 04/15/47 (Call 10/15/46)	$538	$486,562
5.35%, 05/15/45 (Call 11/15/44)	569	520,351
5.40%, 10/01/47 (Call 04/01/47)	1,218	1,119,768
5.50%, 06/01/27 (Call 03/01/27)	307	317,945
5.88%, 01/15/24 (Call 10/15/23)	465	479,094
5.95%, 12/01/25 (Call 09/01/25)	585	615,274
5.95%, 10/01/43 (Call 04/01/43)	320	311,491
6.00%, 06/15/48 (Call 12/15/47)	600	590,802
6.05%, 06/01/41 (Call 12/01/40)	255	258,682
6.10%, 02/15/42	284	277,241
6.13%, 12/15/45 (Call 06/15/45)	642	634,957
6.25%, 04/15/49 (Call 10/15/48)	1,167	1,185,007
6.50%, 02/01/42 (Call 08/01/41)	765	800,557
6.63%, 10/15/36	197	204,653
7.50%, 07/01/38	225	254,012
Series 20Y, 5.80%, 06/15/38 (Call 12/15/37)	97	96,453
Series 5Y, 4.20%, 09/15/23 (Call 08/15/23)	154	155,337
Energy Transfer LP/Regency Energy Finance Corp., 4.50%, 11/01/23 (Call 08/01/23)	90	90,699
EnLink Midstream LLC
5.38%, 06/01/29 (Call 03/01/29)	305	297,006
5.63%, 01/15/28 (Call 07/15/27)(b)	300	297,306
EnLink Midstream Partners LP
4.15%, 06/01/25 (Call 03/01/25)	358	347,428
4.40%, 04/01/24 (Call 01/01/24)	320	315,782
4.85%, 07/15/26 (Call 04/15/26)	388	378,319
5.05%, 04/01/45 (Call 10/01/44)	300	233,358
5.45%, 06/01/47 (Call 12/01/46)	305	247,053
5.60%, 04/01/44 (Call 10/01/43)	261	214,304
Enterprise Products Operating LLC
2.80%, 01/31/30 (Call 10/31/29)	1,035	939,387
3.13%, 07/31/29 (Call 04/30/29)	500	464,855
3.20%, 02/15/52 (Call 08/15/51)	558	409,739
3.30%, 02/15/53 (Call 08/15/52)	80	60,089
3.70%, 02/15/26 (Call 11/15/25)	99	98,250
3.70%, 01/31/51 (Call 07/31/50)	569	460,088
3.75%, 02/15/25 (Call 11/15/24)	897	899,045
3.90%, 02/15/24 (Call 11/15/23)	582	587,081
3.95%, 02/15/27 (Call 11/15/26)	428	426,712
3.95%, 01/31/60 (Call 07/31/59)	1,267	1,027,664
4.15%, 10/16/28 (Call 07/16/28)	1,084	1,080,033
4.20%, 01/31/50 (Call 07/31/49)	689	601,842
4.25%, 02/15/48 (Call 08/15/47)	896	790,908
4.45%, 02/15/43 (Call 08/15/42)	930	841,222
4.80%, 02/01/49 (Call 08/01/48)	732	697,171
4.85%, 08/15/42 (Call 02/15/42)	532	508,097
4.85%, 03/15/44 (Call 09/15/43)	931	890,334
4.90%, 05/15/46 (Call 11/15/45)	880	847,264
4.95%, 10/15/54 (Call 04/15/54)	293	282,751
5.10%, 02/15/45 (Call 08/15/44)	585	572,329
5.38%, 02/15/78 (Call 02/15/28), (3 mo. LIBOR US + 2.570%)(a)	280	250,942
5.70%, 02/15/42	351	366,325
5.95%, 02/01/41	317	342,706
6.13%, 10/15/39	120	131,862
6.45%, 09/01/40	92	103,688
7.55%, 04/15/38	180	223,416
Series D, 6.88%, 03/01/33	250	295,850
Series E, 5.25%, 08/16/77 (Call 08/16/27), (3 mo. LIBOR US + 3.033%)(a)	235	214,825

Security	Par (000)	Value

Pipelines (continued)
Series H, 6.65%, 10/15/34	$55	$63,581
EQM Midstream Partners LP
4.00%, 08/01/24 (Call 05/01/24)	380	367,794
4.13%, 12/01/26 (Call 09/01/26)	345	320,253
4.50%, 01/15/29 (Call 07/15/28)(b)	425	382,466
4.75%, 07/15/23 (Call 06/15/23)	401	399,528
4.75%, 01/15/31 (Call 07/15/30)(b)	754	673,948
5.50%, 07/15/28 (Call 04/15/28)	550	525,388
6.00%, 07/01/25 (Call 04/01/25)(b)	420	417,224
6.50%, 07/01/27 (Call 01/01/27)(b)	595	600,272
6.50%, 07/15/48 (Call 01/15/48)	350	322,102
Flex Intermediate Holdco LLC
3.36%, 06/30/31 (Call 12/30/30)(b)	155	135,354
4.32%, 12/30/39 (Call 06/30/39)(b)	230	194,594
Florida Gas Transmission Co. LLC
2.30%, 10/01/31 (Call 07/01/31)(b)	205	171,829
2.55%, 07/01/30 (Call 04/01/30)(b)	125	109,081
4.35%, 07/15/25 (Call 04/15/25)(b)	31	31,535
Galaxy Pipeline Assets Bidco Ltd.
1.75%, 09/30/27(d)	178	168,123
2.16%, 03/31/34(d)	961	845,749
2.63%, 03/31/36(d)	1,600	1,342,144
2.94%, 09/30/40(d)	983	824,154
3.25%, 09/30/40(d)	900	745,236
Genesis Energy LP/Genesis Energy Finance Corp.
5.63%, 06/15/24 (Call 05/31/22)	284	278,647
6.25%, 05/15/26 (Call 05/31/22)	275	257,870
6.50%, 10/01/25 (Call 05/31/22)	375	358,894
7.75%, 02/01/28 (Call 02/01/23)	425	408,825
8.00%, 01/15/27 (Call 01/15/24)	700	687,729
Global Partners LP/GLP Finance Corp.
6.88%, 01/15/29 (Call 01/15/24)	340	329,276
7.00%, 08/01/27 (Call 08/01/22)	250	245,360
GNL Quintero SA, 4.63%, 07/31/29(d)	706	688,477
Gray Oak Pipeline LLC
2.00%, 09/15/23(b)	270	264,227
2.60%, 10/15/25 (Call 09/15/25)(b)	165	155,628
3.45%, 10/15/27 (Call 08/15/27)(b)	200	187,384
Gulfstream Natural Gas System LLC, 4.60%, 09/15/25 (Call 06/15/25)(b)	50	50,867
Harvest Midstream I LP, 7.50%, 09/01/28 (Call 09/01/23)(b)	499	507,149
Hess Midstream Operations LP
4.25%, 02/15/30 (Call 02/15/25)(b)	361	330,496
5.13%, 06/15/28 (Call 06/15/23)(b)	370	359,078
5.50%, 10/15/30 (Call 10/15/25)(b)	70	68,984
5.63%, 02/15/26 (Call 05/31/22)(b)	420	420,273
Holly Energy Partners LP/Holly Energy Finance Corp.
5.00%, 02/01/28 (Call 02/01/23)(b)	285	270,989
6.38%, 04/15/27 (Call 04/15/24)	70	71,562
Howard Midstream Energy Partners LLC, 6.75%, 01/15/27 (Call 01/15/24)(b)	215	208,240
ITT Holdings LLC, 6.50%, 08/01/29 (Call 08/01/24)(b)	710	628,371
KazTransGas JSC, 4.38%, 09/26/27(d)	400	365,268
Kinder Morgan Energy Partners LP
3.50%, 09/01/23 (Call 06/01/23)	365	366,106
4.15%, 02/01/24 (Call 11/01/23)	393	396,722
4.25%, 09/01/24 (Call 06/01/24)	341	344,625
4.30%, 05/01/24 (Call 02/01/24)	68	68,767
4.70%, 11/01/42 (Call 05/01/42)	100	88,427

S C H E D U L E O F I N V E S T M E N T S	107

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
5.00%, 08/15/42 (Call 02/15/42)	$735	$685,740
5.00%, 03/01/43 (Call 09/01/42)	200	186,340
5.40%, 09/01/44 (Call 03/01/44)	705	683,046
5.50%, 03/01/44 (Call 09/01/43)	874	861,240
5.63%, 09/01/41	320	315,987
5.80%, 03/15/35	137	143,064
6.38%, 03/01/41	303	322,813
6.50%, 02/01/37	60	65,834
6.50%, 09/01/39	235	256,728
6.55%, 09/15/40	230	251,188
6.95%, 01/15/38	607	692,836
7.30%, 08/15/33	220	255,783
7.40%, 03/15/31	114	131,425
7.50%, 11/15/40	124	148,114
7.75%, 03/15/32	123	146,249
Kinder Morgan Inc.
1.75%, 11/15/26 (Call 10/15/26)	500	452,380
2.00%, 02/15/31 (Call 11/15/30)(c)	770	634,904
3.25%, 08/01/50 (Call 02/01/50)	295	211,258
3.60%, 02/15/51 (Call 08/15/50)	410	315,220
4.30%, 06/01/25 (Call 03/01/25)	1,246	1,257,064
4.30%, 03/01/28 (Call 12/01/27)	765	761,802
5.05%, 02/15/46 (Call 08/15/45)	296	280,457
5.20%, 03/01/48 (Call 09/01/47)	813	785,984
5.30%, 12/01/34 (Call 06/01/34)	732	748,580
5.55%, 06/01/45 (Call 12/01/44)	1,430	1,438,995
5.63%, 11/15/23 (Call 08/15/23)(b)	635	650,710
7.75%, 01/15/32	638	775,668
7.80%, 08/01/31	223	268,949
Magellan Midstream Partners LP
3.25%, 06/01/30 (Call 03/01/30)	220	202,085
3.95%, 03/01/50 (Call 09/01/49)	770	643,081
4.20%, 10/03/47 (Call 04/03/47)	520	452,707
4.25%, 09/15/46 (Call 03/15/46)	191	166,854
4.85%, 02/01/49 (Call 08/01/48)	290	275,805
5.00%, 03/01/26 (Call 12/01/25)	305	315,641
5.15%, 10/15/43 (Call 04/15/43)	215	209,911
Martin Midstream Partners LP/Martin Midstream Finance Corp., 11.50%, 02/28/25 (Call 08/12/22)(b)	100	101,686
Midwest Connector Capital Co. LLC
3.90%, 04/01/24 (Call 03/01/24)(b)	238	236,539
4.63%, 04/01/29 (Call 01/01/29)(b)	327	316,902
MPLX LP
1.75%, 03/01/26 (Call 02/01/26)	1,282	1,170,004
2.65%, 08/15/30 (Call 05/15/30)	958	824,014
4.00%, 02/15/25 (Call 11/15/24)	265	264,311
4.00%, 03/15/28 (Call 12/15/27)	979	949,865
4.13%, 03/01/27 (Call 12/01/26)	700	693,637
4.25%, 12/01/27 (Call 09/01/27)	367	362,974
4.50%, 07/15/23 (Call 04/15/23)	243	245,697
4.50%, 04/15/38 (Call 10/15/37)	749	688,698
4.70%, 04/15/48 (Call 10/15/47)	846	750,191
4.80%, 02/15/29 (Call 11/15/28)	362	367,046
4.88%, 12/01/24 (Call 09/01/24)	980	999,571
4.88%, 06/01/25 (Call 03/01/25)	1,230	1,255,276
4.90%, 04/15/58 (Call 10/15/57)	260	226,556
4.95%, 03/14/52 (Call 09/14/51)	670	613,050
5.20%, 03/01/47 (Call 09/01/46)	600	565,812
5.20%, 12/01/47 (Call 06/01/47)	270	254,688
5.50%, 02/15/49 (Call 08/15/48)	1,319	1,290,008

Security	Par (000)	Value

Pipelines (continued)
New Fortress Energy Inc.
6.50%, 09/30/26 (Call 03/31/23)(b)	$945	$913,966
6.75%, 09/15/25 (Call 09/15/22)(b)	665	654,021
NGL Energy Operating LLC/NGL Energy Finance Corp., 7.50%, 02/01/26 (Call 02/01/23)(b)	1,160	1,093,288
NGL Energy Partners LP/NGL Energy Finance Corp.
6.13%, 03/01/25 (Call 05/31/22)(c)	320	267,821
7.50%, 11/01/23 (Call 05/31/22)	430	401,685
7.50%, 04/15/26 (Call 05/31/22)(c)	260	217,740
NGPL PipeCo LLC
3.25%, 07/15/31 (Call 04/15/31)(b)	90	78,598
4.88%, 08/15/27 (Call 02/15/27)(b)	305	308,855
7.77%, 12/15/37(b)	465	540,051
Northern Natural Gas Co.
3.40%, 10/16/51 (Call 04/16/51)(b)	329	257,380
4.30%, 01/15/49 (Call 07/15/48)(b)	325	300,196
Northriver Midstream Finance LP, 5.63%, 02/15/26 (Call 10/15/22)(b)	255	249,181
Northwest Pipeline LLC, 4.00%, 04/01/27 (Call 01/01/27)	168	166,913
NuStar Logistics LP
5.63%, 04/28/27 (Call 01/28/27)	305	292,843
5.75%, 10/01/25 (Call 07/01/25)	442	438,508
6.00%, 06/01/26 (Call 03/01/26)	317	315,593
6.38%, 10/01/30 (Call 04/01/30)	470	463,147
Oasis Midstream Partners LP/OMP Finance Corp., 8.00%, 04/01/29 (Call 04/01/24)(b)	315	327,298
Oleoducto Central SA, 4.00%, 07/14/27 (Call 05/14/27)(d)	200	183,912
ONEOK Inc.
2.20%, 09/15/25 (Call 08/15/25)	15	14,054
2.75%, 09/01/24 (Call 08/01/24)	480	467,731
3.10%, 03/15/30 (Call 12/15/29)	456	403,888
3.40%, 09/01/29 (Call 06/01/29)	658	600,195
4.00%, 07/13/27 (Call 04/13/27)	310	303,515
4.35%, 03/15/29 (Call 12/15/28)	417	405,553
4.45%, 09/01/49 (Call 03/01/49)	350	298,848
4.50%, 03/15/50 (Call 09/15/49)	540	465,064
4.55%, 07/15/28 (Call 04/15/28)	408	406,213
4.95%, 07/13/47 (Call 01/06/47)	473	430,676
5.20%, 07/15/48 (Call 01/15/48)	478	455,214
5.85%, 01/15/26 (Call 12/15/25)	168	177,040
6.00%, 06/15/35	93	95,515
6.35%, 01/15/31 (Call 10/15/30)	360	393,073
7.15%, 01/15/51 (Call 07/15/50)	350	401,807
7.50%, 09/01/23 (Call 06/01/23)	125	130,486
ONEOK Partners LP
4.90%, 03/15/25 (Call 12/15/24)	330	336,828
5.00%, 09/15/23 (Call 06/15/23)	170	172,842
6.13%, 02/01/41 (Call 08/01/40)	332	336,990
6.20%, 09/15/43 (Call 03/15/43)	558	561,158
6.65%, 10/01/36	255	270,178
6.85%, 10/15/37	145	155,932
PBF Logistics LP/PBF Logistics Finance Corp., 6.88%, 05/15/23 (Call 05/31/22)	260	258,729
Peru LNG Srl, 5.38%, 03/22/30(d)	600	526,668
Petrons Energy Canada Ltd., 2.11%, 03/23/28(d)	400	363,800
Phillips 66 Partners LP
2.45%, 12/15/24 (Call 11/15/24)	1,007	973,245
3.15%, 12/15/29 (Call 09/15/29)	449	414,863

108	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
3.55%, 10/01/26 (Call 07/01/26)	$776	$754,745
3.75%, 03/01/28 (Call 12/01/27)	962	931,014
4.68%, 02/15/45 (Call 08/15/44)	145	139,770
4.90%, 10/01/46 (Call 04/01/46)	175	174,293
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29 (Call 09/15/29)	434	397,245
3.60%, 11/01/24 (Call 08/01/24)	630	622,648
3.80%, 09/15/30 (Call 06/15/30)	446	411,836
3.85%, 10/15/23 (Call 07/15/23)	400	400,984
4.30%, 01/31/43 (Call 07/31/42)	335	266,871
4.50%, 12/15/26 (Call 09/15/26)	338	338,172
4.65%, 10/15/25 (Call 07/15/25)	784	791,738
4.70%, 06/15/44 (Call 12/15/43)	295	245,992
4.90%, 02/15/45 (Call 08/15/44)	475	408,096
5.15%, 06/01/42 (Call 12/01/41)	494	433,416
6.65%, 01/15/37	470	497,655
Rattler Midstream LP, 5.63%, 07/15/25 (Call 07/15/22)(b)	225	225,817
Rockies Express Pipeline LLC
3.60%, 05/15/25 (Call 04/15/25)(b)	265	251,588
4.80%, 05/15/30 (Call 02/15/30)(b)	360	330,901
4.95%, 07/15/29 (Call 04/15/29)(b)	415	389,187
6.88%, 04/15/40(b)	355	338,656
7.50%, 07/15/38(b)	210	207,377
Sabal Trail Transmission LLC
4.25%, 05/01/28 (Call 02/01/28)(b)	318	319,380
4.68%, 05/01/38 (Call 11/01/37)(b)	315	314,105
4.83%, 05/01/48 (Call 11/01/47)(b)(c)	183	181,595
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (Call 09/15/27)	678	666,027
4.50%, 05/15/30 (Call 11/15/29)	670	663,789
5.00%, 03/15/27 (Call 09/15/26)	1,207	1,235,171
5.63%, 03/01/25 (Call 12/01/24)	791	820,362
5.75%, 05/15/24 (Call 02/15/24)	364	376,489
5.88%, 06/30/26 (Call 12/31/25)	779	818,698
Sempra Infrastructure Partners LP, 3.25%, 01/15/32 (Call 10/15/31)(b)	500	430,540
Southeast Supply Header LLC, 4.25%, 06/15/24 (Call 03/15/24)(b)	320	315,293
Southern Gas Corridor CJSC, 6.88%, 03/24/26(d)	1,950	2,075,151
Southern Natural Gas Co. LLC, 4.80%, 03/15/47 (Call 09/15/46)(b)	310	294,311
Spectra Energy Partners LP
3.38%, 10/15/26 (Call 07/15/26)	373	362,500
3.50%, 03/15/25 (Call 12/15/24)	240	238,577
4.50%, 03/15/45 (Call 09/15/44)	451	413,432
4.75%, 03/15/24 (Call 12/15/23)	140	142,909
5.95%, 09/25/43 (Call 03/25/43)	285	314,574
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.
5.75%, 04/15/25 (Call 05/31/22)(c)	200	160,714
8.50%, 10/15/26 (Call 10/15/23)(b)	425	397,532
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.50%, 01/15/28 (Call 01/15/23)(b)	470	438,736
6.00%, 03/01/27 (Call 03/01/23)(b)	425	412,195
6.00%, 12/31/30 (Call 12/31/25)(b)	425	391,068
6.00%, 09/01/31 (Call 09/01/26)(b)	290	263,659
7.50%, 10/01/25 (Call 10/01/22)(b)	365	372,234

Security	Par (000)	Value

Pipelines (continued)
Targa Resources Corp.
4.20%, 02/01/33 (Call 11/01/32)	$500	$473,460
4.95%, 04/15/52 (Call 10/15/51)	325	297,232
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.00%, 01/15/32 (Call 07/15/26)	685	622,405
4.88%, 02/01/31 (Call 02/01/26)	535	514,349
5.00%, 01/15/28 (Call 01/15/23)	465	457,579
5.50%, 03/01/30 (Call 03/01/25)	655	649,262
6.50%, 07/15/27 (Call 07/15/22)	360	371,642
6.88%, 01/15/29 (Call 01/15/24)	355	373,854
TC PipeLines LP
3.90%, 05/25/27 (Call 02/25/27)	92	91,435
4.38%, 03/13/25 (Call 12/13/24)	121	122,303
Tennessee Gas Pipeline Co. LLC
2.90%, 03/01/30 (Call 12/01/29)(b)	550	486,882
7.00%, 03/15/27	35	39,163
7.00%, 10/15/28	50	56,685
7.63%, 04/01/37	50	59,558
Texas Eastern Transmission LP
3.50%, 01/15/28 (Call 10/15/27)(b)	14	13,443
4.15%, 01/15/48 (Call 07/15/47)(b)	442	395,303
7.00%, 07/15/32	55	64,789
TransCanada PipeLines Ltd.
1.00%, 10/12/24 (Call 09/12/24)	95	89,134
2.50%, 10/12/31 (Call 07/12/31)	200	171,064
3.75%, 10/16/23 (Call 07/16/23)	536	539,816
4.10%, 04/15/30 (Call 01/15/30)	468	458,472
4.25%, 05/15/28 (Call 02/15/28)	640	639,706
4.63%, 03/01/34 (Call 12/01/33)	976	965,528
4.75%, 05/15/38 (Call 11/15/37)	350	344,008
4.88%, 01/15/26 (Call 10/15/25)	608	625,225
4.88%, 05/15/48 (Call 11/15/47)	245	245,713
5.00%, 10/16/43 (Call 04/16/43)	859	853,348
5.10%, 03/15/49 (Call 09/15/48)	839	873,323
5.60%, 03/31/34	104	110,191
5.85%, 03/15/36	760	825,026
6.10%, 06/01/40	243	273,229
6.20%, 10/15/37	700	787,563
7.25%, 08/15/38	400	493,936
7.63%, 01/15/39	641	821,954
Transcontinental Gas Pipe Line Co. LLC
3.25%, 05/15/30 (Call 02/15/30)	668	614,814
3.95%, 05/15/50 (Call 11/15/49)	380	326,739
4.00%, 03/15/28 (Call 12/15/27)	719	712,716
4.45%, 08/01/42 (Call 02/01/42)	261	242,096
4.60%, 03/15/48 (Call 09/15/47)	135	127,028
5.40%, 08/15/41 (Call 02/15/41)	185	191,902
7.85%, 02/01/26 (Call 11/01/25)	328	367,964
TransMontaigne Partners LP/TLP Finance Corp., 6.13%, 02/15/26 (Call 05/16/22)	170	165,708
Transportadora de Gas del Peru SA, 4.25%, 04/30/28(d)	600	581,238
Transportadora de Gas del Sur SA, 6.75%, 05/02/25 (Call 05/30/22)(d)	300	281,928
Transportadora de Gas Internacional SA ESP, 5.55%, 11/01/28 (Call 08/01/28)(c)(d)	800	787,984
Valero Energy Partners LP, 4.50%, 03/15/28 (Call 12/15/27)	507	506,240

S C H E D U L E O F I N V E S T M E N T S	109

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
Venture Global Calcasieu Pass LLC
3.88%, 11/01/33 (Call 05/01/33)(b)	$745	$648,835
3.88%, 08/15/29 (Call 02/15/29)(b)	749	683,934
4.13%, 08/15/31 (Call 02/15/31)(b)	721	657,725
Western Midstream Operating LP
3.60%, 02/01/25 (Call 01/01/25)	470	449,616
3.95%, 06/01/25 (Call 03/01/25)	540	524,534
4.50%, 03/01/28 (Call 12/01/27)	340	325,744
4.55%, 02/01/30 (Call 11/01/29)	717	660,572
4.65%, 07/01/26 (Call 04/01/26)	267	263,225
4.75%, 08/15/28 (Call 05/15/28)	240	233,662
5.30%, 03/01/48 (Call 09/01/47)	430	373,489
5.45%, 04/01/44 (Call 10/01/43)	400	367,096
5.50%, 08/15/48 (Call 02/15/48)	245	215,331
5.75%, 02/01/50 (Call 08/01/49)	602	531,096
Williams Companies Inc. (The)
2.60%, 03/15/31 (Call 12/15/30)	25	21,573
3.50%, 11/15/30 (Call 08/15/30)	987	916,360
3.75%, 06/15/27 (Call 03/15/27)	596	583,037
3.90%, 01/15/25 (Call 10/15/24)	445	444,666
4.00%, 09/15/25 (Call 06/15/25)	670	666,489
4.30%, 03/04/24 (Call 12/04/23)	689	696,524
4.50%, 11/15/23 (Call 08/15/23)	276	279,663
4.55%, 06/24/24 (Call 03/24/24)	703	712,849
4.85%, 03/01/48 (Call 09/01/47)	703	669,839
4.90%, 01/15/45 (Call 07/15/44)	323	301,892
5.10%, 09/15/45 (Call 03/15/45)	774	753,489
5.40%, 03/04/44 (Call 09/04/43)	537	537,193
5.75%, 06/24/44 (Call 12/24/43)	570	597,542
5.80%, 11/15/43 (Call 05/15/43)	434	452,154
6.30%, 04/15/40	441	489,523
8.75%, 03/15/32	105	135,836
Series A, 7.50%, 01/15/31	79	93,295

		188,891,773

Private Equity — 0.0%
Apollo Management Holdings LP
2.65%, 06/05/30 (Call 03/05/30)(b)(c)	628	552,112
4.40%, 05/27/26 (Call 02/27/26)(b)	155	156,617
4.87%, 02/15/29 (Call 11/15/28)(b)	190	194,759
5.00%, 03/15/48 (Call 09/15/47)(b)	80	82,642
Carlyle Finance LLC, 5.65%, 09/15/48 (Call 03/15/48)(b)	415	434,887
Carlyle Finance Subsidiary LLC, 3.50%, 09/19/29 (Call 06/19/29)(b)	245	231,326
Carlyle Holdings II Finance LLC, 5.63%, 03/30/43(b)	5	5,100
KKR Group Finance Co X LLC., 3.25%, 12/15/51 (Call 06/15/51)(b)(c)	125	93,946
KKR Group Finance Co. III LLC, 5.13%, 06/01/44 (Call 12/01/43)(b)	375	378,067
KKR Group Finance Co. VI LLC, 3.75%, 07/01/29 (Call 04/01/29)(b)	460	447,700
KKR Group Finance Co. VII LLC, 3.63%, 02/25/50 (Call 08/25/49)(b)	495	401,544
KKR Group Finance Co. VIII LLC, 3.50%, 08/25/50 (Call 02/25/50)(b)	455	358,686

		3,337,386

Real Estate — 0.3%
Agile Group Holdings Ltd.
5.75%, 01/02/25 (Call 01/02/23)(d)	600	215,652

Security	Par (000)	Value

Real Estate (continued)
7.88%, (Call 07/31/24)(a)(d)(e)	$600	$133,734
8.38%, (Call 12/04/23)(a)(d)(e)	600	133,758
Aldar Sukuk Ltd., 4.75%, 09/29/25(d)	200	206,234
Aldar Sukuk No. 2 Ltd., 3.88%, 10/22/29(d)	400	390,092
Arabian Centres Sukuk II Ltd., 5.63%, 10/07/26(d)	200	188,370
Arabian Centres Sukuk Ltd., 5.38%, 11/26/24(d)	400	389,684
Aroundtown SA, 5.38%, 03/21/29 (Call 12/21/28)(d)	1,000	984,290
Brookfield Asset Management Inc., 4.00%, 01/15/25 (Call 10/15/24)	425	428,451
CBRE Services Inc.
2.50%, 04/01/31 (Call 01/01/31)	683	578,358
4.88%, 03/01/26 (Call 12/01/25)	1,264	1,294,564
Central Plaza Development Ltd., 3.85%, 07/14/25(d)	1,000	889,780
China Overseas Finance Cayman III Ltd., 5.38%, 10/29/23(d)	600	612,552
China Overseas Finance Cayman VI Ltd.
5.95%, 05/08/24(d)	200	206,816
6.45%, 06/11/34(d)	600	663,840
China Overseas Finance Cayman VII Ltd., 4.75%, 04/26/28(d)	1,000	995,830
China Overseas Finance Cayman VIII Ltd.
2.38%, 03/02/25(d)	400	378,960
2.75%, 03/02/30(d)	400	343,708
3.45%, 07/15/29(d)	250	228,897
China Overseas Grand Oceans Finance IV Cayman Ltd., 2.45%, 02/09/26 (Call 11/09/25)(d)	400	358,564
China Resources Land Ltd.
3.75%, 08/26/24(d)	400	397,172
3.75%, (Call 12/09/24)(a)(d)(e)	1,400	1,374,548
China SCE Group Holdings Ltd.
7.00%, 05/02/25 (Call 05/02/23)(d)	400	246,812
7.38%, 04/09/24 (Call 05/30/22)(d)	400	271,584
CIFI Holdings Group Co. Ltd.
4.45%, 08/17/26 (Call 05/17/24)(d)	400	304,936
5.95%, 10/20/25 (Call 07/20/23)(d)	200	156,784
6.00%, 07/16/25 (Call 01/16/23)(d)	400	314,428
6.45%, 11/07/24 (Call 11/07/22)(d)	400	329,288
6.55%, 03/28/24 (Call 05/30/22)(d)	200	167,890
CK Property Finance MTN Ltd., 1.38%, 06/30/26(d)	200	182,692
Country Garden Holdings Co. Ltd.
3.13%, 10/22/25 (Call 09/22/25)(d)	400	277,920
3.30%, 01/12/31 (Call 10/12/30)(d)	400	240,224
3.88%, 10/22/30 (Call 07/22/30)(d)	200	121,316
4.20%, 02/06/26 (Call 02/06/24)(d)	800	580,728
4.80%, 08/06/30 (Call 08/06/25)(d)	400	249,444
5.13%, 01/17/25 (Call 05/30/22)(d)	200	144,220
5.40%, 05/27/25 (Call 05/27/23)(d)	400	291,260
5.63%, 01/14/30 (Call 01/14/25)(d)	200	126,632
6.15%, 09/17/25 (Call 09/17/23)(d)	400	290,392
6.50%, 04/08/24 (Call 05/30/22)(d)	600	485,634
7.25%, 04/08/26 (Call 04/08/23)(d)	800	587,080
8.00%, 01/27/24 (Call 05/30/22)(d)	1,100	901,769
Cushman & Wakefield US Borrower LLC, 6.75%, 05/15/28 (Call 05/15/23)(b)	425	433,504
Dar Al-Arkan Sukuk Co. Ltd., 6.75%, 02/15/25(d)	1,000	1,014,520
DIFC Sukuk Ltd., 4.33%, 11/12/24(d)	400	407,652
Easy Tactic Ltd., 11.75%, 08/02/23(d)	600	131,574
Elect Global Investments Ltd., 4.10%, (Call 06/03/25)(a)(d)(e)	400	386,108

110	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate (continued)
Emaar Sukuk Ltd.
3.64%, 09/15/26(d)	$400	$393,036
3.70%, 07/06/31(d)	200	193,352
3.88%, 09/17/29(d)	400	393,120
EMG Sukuk Ltd., 4.56%, 06/18/24(d)	400	403,164
Esic Sukuk Ltd., 3.94%, 07/30/24(d)	400	393,480
Essential Properties LP, 2.95%, 07/15/31 (Call 04/15/31)	687	567,380
Five Point Operating Co. LP/Five Point Capital Corp., 7.88%, 11/15/25 (Call 05/31/22)(b)	490	487,182
Franshion Brilliant Ltd., 4.25%, 07/23/29(d)	600	496,392
Fuqing Investment management Co., 3.25%, 06/23/25(d)	200	180,236
GAIF Bond Issuer Pty Ltd., 3.40%, 09/30/26 (Call 06/30/26)(b)	45	43,978
GLP Pte Ltd., 3.88%, 06/04/25(d)	600	582,294
Goodman HK Finance, 3.00%, 07/22/30 (Call 04/22/30)(d)	635	578,904
Greenland Global Investment Ltd.
5.88%, 07/03/24(d)	450	251,860
6.75%, 09/26/23(d)	400	249,336
Greystar Real Estate Partners LLC, 5.75%, 12/01/25 (Call 05/31/22)(b)	195	196,096
Hongkong Land Finance Cayman Islands Co. Ltd. (The)
2.25%, 07/15/31 (Call 04/15/31)(d)	800	676,608
2.88%, 05/27/30 (Call 02/27/30)(d)	200	181,362
4.63%, 01/16/24(d)	400	408,356
Howard Hughes Corp. (The)
4.13%, 02/01/29 (Call 02/01/24)(b)	445	403,085
4.38%, 02/01/31 (Call 02/01/26)(b)	395	351,123
5.38%, 08/01/28 (Call 08/01/23)(b)	440	426,866
Huafa 2020 I Co. Ltd., 2.80%, 11/04/25(d)	200	187,642
Hunt Cos. Inc., 5.25%, 04/15/29 (Call 04/15/24)(b)	340	314,422
Hysan MTN Ltd.
2.82%, 09/04/29(d)	200	182,108
2.88%, 06/02/27 (Call 03/02/27)(d)	400	378,928
Kennedy-Wilson Inc.
4.75%, 03/01/29 (Call 03/01/24)	360	331,931
4.75%, 02/01/30 (Call 09/01/24)	290	261,592
5.00%, 03/01/31 (Call 03/01/26)	470	424,805
KWG Group Holdings Ltd.
5.88%, 11/10/24 (Call 05/17/22)(d)	400	151,276
7.88%, 09/01/23 (Call 05/17/22)(d)	600	282,036
Longfor Group Holdings Ltd.
3.95%, 09/16/29(d)	600	530,058
4.50%, 01/16/28(d)	600	551,742
MAF Global Securities Ltd., 4.75%, 05/07/24(d)	600	606,690
MAF Sukuk Ltd.
3.93%, 02/28/30(d)	400	392,072
4.50%, 11/03/25(d)	200	203,302
4.64%, 05/14/29(d)	600	612,192
Mirvac Group Finance Ltd., 3.63%, 03/18/27 (Call 12/18/26)(d)	200	196,692
Nan Fung Treasury Ltd.
3.63%, 08/27/30(d)	200	174,594
5.00%, 09/05/28(d)	400	393,832
Newmark Group Inc., 6.13%, 11/15/23 (Call 10/15/23)	350	357,539
Ontario Teachers’ Cadillac Fairview Properties Trust
2.50%, 10/15/31 (Call 07/15/31)(b)	1,410	1,222,992

Security	Par (000)	Value

Real Estate (continued)
3.88%, 03/20/27 (Call 12/20/26)(b)	$1,660	$1,644,529
4.13%, 02/01/29 (Call 11/01/28)(b)	601	595,681
Panther Ventures Ltd., 3.80%, (Call 09/17/23)(d)(e)	200	176,668
Poly Developments and Holdings Group Co. Ltd.,
4.75%, 09/17/23(d)	200	201,334
Realogy Group LLC/Realogy Co-Issuer Corp.
4.88%, 06/01/23 (Call 03/01/23)(b)	300	299,028
5.25%, 04/15/30 (Call 04/15/25)(b)	605	490,238
5.75%, 01/15/29 (Call 01/15/24)(b)	545	458,617
RKPF Overseas 2020 A Ltd., 5.20%, 01/12/26 (Call 01/12/24)(d)	600	435,180
Shimao Group Holdings Ltd.
3.45%, 01/11/31 (Call 01/11/26)(d)	400	81,196
5.20%, 01/16/27 (Call 09/16/24)(d)	400	91,076
5.60%, 07/15/26 (Call 07/15/23)(d)	400	96,128
6.13%, 02/21/24 (Call 05/17/22)(d)	600	154,812
Shui On Development Holding Ltd.
5.75%, 11/12/23 (Call 05/30/22)(d)	200	190,094
6.15%, 08/24/24 (Call 08/24/22)(d)	400	368,700
Sinochem Offshore Capital Co. Ltd.
1.00%, 09/23/24 (Call 08/23/24)(d)	600	562,590
1.50%, 11/24/24 (Call 10/24/24)(d)	600	567,258
1.50%, 09/23/26 (Call 08/23/26)(d)	400	354,476
2.25%, 11/24/26 (Call 10/24/26)(d)	400	364,504
2.38%, 09/23/31 (Call 06/23/31)(d)	200	161,720
3.00%, (Call 10/29/23)(a)(d)(e)	200	197,260
Sinochem Overseas Capital Co. Ltd., 6.30%, 11/12/40(b)	300	334,425
Sino-Ocean Land Treasure Finance I Ltd., 6.00%, 07/30/24(d)	200	177,884
Sino-Ocean Land Treasure IV Ltd.
2.70%, 01/13/25 (Call 12/13/24)(d)	600	479,892
3.25%, 05/05/26 (Call 02/05/26)(d)	600	456,024
4.75%, 08/05/29 (Call 05/05/29)(d)	250	182,175
4.75%, 01/14/30 (Call 10/14/29)(d)	400	291,444
Sun Hung Kai Properties Capital Market Ltd.
2.75%, 05/13/30 (Call 02/13/30)(d)	400	361,068
2.88%, 01/21/30(d)	600	549,960
Sunac China Holdings Ltd.
5.95%, 04/26/24 (Call 01/26/23)(d)	800	189,256
6.50%, 07/09/23 (Call 07/09/22)(d)	200	50,146
6.50%, 01/10/25 (Call 01/10/23)(d)	200	44,588
6.50%, 01/26/26 (Call 01/26/24)(d)	1,000	215,460
6.65%, 08/03/24 (Call 08/03/22)(d)	400	93,380
7.00%, 07/09/25 (Call 07/09/23)(d)	400	88,236
7.95%, 10/11/23 (Call 05/30/22)(d)	200	50,320
Swire Properties MTN Financing Ltd., 3.63%, 01/13/26(d)	600	596,766
Times China Holdings Ltd.
6.75%, 07/16/23 (Call 07/16/22)(d)	200	109,616
6.75%, 07/08/25 (Call 07/08/23)(d)	600	270,522
Vanke Real Estate Hong Kong Co. Ltd.
2.05%, 05/25/23, (3 mo. LIBOR US + 1.550%)(a)(d)	600	594,900
3.50%, 11/12/29(d)	200	175,244
3.98%, 11/09/27(d)	1,000	923,960
4.20%, 06/07/24(d)	200	197,320
5.35%, 03/11/24(d)	600	604,572
Wanda Properties International Co. Ltd., 7.25%, 01/29/24(d)	200	168,088
Westwood Group Holdings Ltd., 5.38%, 10/19/23(d)	400	404,664

S C H E D U L E O F I N V E S T M E N T S	111

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate (continued)
WeWork Companies Inc., 7.88%, 05/01/25(b)	$150	$126,780
WeWork Companies LLC/WW Co-Obligor Inc., 5.00%, 07/10/25 (Call 04/10/25)(b)(c)	325	263,419
Wharf REIC Finance BVI Ltd.
2.88%, 05/07/30(d)	200	181,474
3.50%, 01/17/28(d)	250	242,490
Wuhan Urban Construction Group Co. Ltd., 2.25%, 07/09/24(d)	200	192,732
Yan Gang Ltd., 1.90%, 03/23/26(d)	400	370,104
Yanlord Land HK Co. Ltd., 5.13%, 05/20/26 (Call 05/20/24)(d)	200	182,000
Yuzhou Group Holdings Co. Ltd.
6.00%, 10/25/23 (Call 05/30/22)(d)(i)(j)	200	29,602
7.38%, 01/13/26 (Call 01/13/24)(d)(i)(j)	500	65,165

		52,406,665

Real Estate Investment Trusts — 1.1%
Agree LP
2.00%, 06/15/28 (Call 04/15/28)	380	333,834
2.60%, 06/15/33 (Call 03/15/33)	15	12,417
2.90%, 10/01/30 (Call 07/01/30)	110	97,038
Alexandria Real Estate Equities Inc.
1.88%, 02/01/33 (Call 11/01/32)	978	770,371
2.00%, 05/18/32 (Call 02/18/32)	605	495,005
2.75%, 12/15/29 (Call 09/15/29)	190	171,196
2.95%, 03/15/34 (Call 12/15/33)	110	95,194
3.00%, 05/18/51 (Call 11/18/50)	527	385,653
3.38%, 08/15/31 (Call 05/15/31)	350	324,359
3.45%, 04/30/25 (Call 02/28/25)	755	751,414
3.55%, 03/15/52 (Call 09/15/51)	450	364,432
3.80%, 04/15/26 (Call 02/15/26)	865	859,992
3.95%, 01/15/27 (Call 10/15/26)	600	600,408
3.95%, 01/15/28 (Call 10/15/27)	17	16,841
4.00%, 02/01/50 (Call 08/01/49)	271	239,082
4.30%, 01/15/26 (Call 10/15/25)	186	188,450
4.50%, 07/30/29 (Call 04/30/29)	646	649,631
4.70%, 07/01/30 (Call 04/01/30)	138	140,190
4.85%, 04/15/49 (Call 10/15/48)	75	75,506
4.90%, 12/15/30 (Call 09/15/30)	335	347,763
American Assets Trust LP, 3.38%, 02/01/31 (Call 11/01/30)	565	501,850
American Campus Communities Operating Partnership LP
2.25%, 01/15/29 (Call 11/15/28)	200	185,962
2.85%, 02/01/30 (Call 11/01/29)	433	410,757
3.30%, 07/15/26 (Call 05/15/26)	250	246,625
3.63%, 11/15/27 (Call 08/15/27)	229	227,120
3.88%, 01/30/31 (Call 10/30/30)	120	121,433
4.13%, 07/01/24 (Call 04/01/24)	227	229,415
American Finance Trust Inc./American Finance Operating Partner LP, 4.50%, 09/30/28 (Call 06/30/28)(b)	255	217,176
American Homes 4 Rent LP
3.38%, 07/15/51 (Call 01/15/51)	150	111,911
4.25%, 02/15/28 (Call 11/15/27)	395	386,456
4.90%, 02/15/29 (Call 11/15/28)	115	116,487
American Tower Corp.
0.60%, 01/15/24	695	663,336
1.30%, 09/15/25 (Call 08/15/25)	232	212,020
1.45%, 09/15/26 (Call 08/15/26)	705	629,022
1.50%, 01/31/28 (Call 11/30/27)	220	185,911

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
1.60%, 04/15/26 (Call 03/15/26)	$500	$454,350
1.88%, 10/15/30 (Call 07/15/30)	397	316,663
2.10%, 06/15/30 (Call 03/15/30)	616	505,182
2.30%, 09/15/31 (Call 06/15/31)	460	374,132
2.40%, 03/15/25 (Call 02/15/25)	966	927,582
2.70%, 04/15/31 (Call 01/15/31)	660	555,555
2.75%, 01/15/27 (Call 11/15/26)	603	560,899
2.90%, 01/15/30 (Call 10/15/29)	604	530,632
2.95%, 01/15/25 (Call 12/15/24)	385	375,976
2.95%, 01/15/51 (Call 07/15/50)	765	524,400
3.00%, 06/15/23	675	674,257
3.10%, 06/15/50 (Call 12/15/49)	422	296,801
3.13%, 01/15/27 (Call 10/15/26)	685	647,578
3.38%, 05/15/24 (Call 04/15/24)	625	621,894
3.38%, 10/15/26 (Call 07/15/26)	520	500,183
3.55%, 07/15/27 (Call 04/15/27)	414	395,676
3.60%, 01/15/28 (Call 10/15/27)	579	551,787
3.65%, 03/15/27 (Call 02/15/27)	210	202,610
3.70%, 10/15/49 (Call 04/15/49)	556	430,755
3.80%, 08/15/29 (Call 05/15/29)	1,062	994,128
3.95%, 03/15/29 (Call 12/15/28)	517	492,339
4.00%, 06/01/25 (Call 03/01/25)	521	520,693
4.05%, 03/15/32 (Call 12/15/31)	345	323,793
4.40%, 02/15/26 (Call 11/15/25)	360	362,614
5.00%, 02/15/24	428	438,747
Apollo Commercial Real Estate Finance Inc., 4.63%, 06/15/29 (Call 06/15/24)(b)	295	256,402
AvalonBay Communities Inc.
1.90%, 12/01/28 (Call 10/01/28)	600	530,082
2.05%, 01/15/32 (Call 10/15/31)(c)	630	536,899
2.30%, 03/01/30 (Call 12/01/29)	147	129,273
2.45%, 01/15/31 (Call 10/17/30)	685	607,746
2.90%, 10/15/26 (Call 07/15/26)	246	237,156
2.95%, 05/11/26 (Call 02/11/26)	195	188,555
3.20%, 01/15/28 (Call 10/15/27)	28	26,947
3.30%, 06/01/29 (Call 03/01/29)	262	249,448
3.35%, 05/15/27 (Call 02/15/27)	119	116,032
3.45%, 06/01/25 (Call 03/03/25)	224	222,011
3.50%, 11/15/24 (Call 08/15/24)	70	69,915
3.50%, 11/15/25 (Call 08/15/25)	30	29,775
3.90%, 10/15/46 (Call 04/15/46)	265	245,753
4.15%, 07/01/47 (Call 01/01/47)	200	191,658
4.20%, 12/15/23 (Call 09/16/23)	70	70,883
4.35%, 04/15/48 (Call 10/18/47)	113	113,758
Blackstone Mortgage Trust Inc., 3.75%, 01/15/27 (Call 10/15/26)(b)	315	288,055
Boston Properties LP
2.45%, 10/01/33 (Call 07/01/33)	900	727,182
2.55%, 04/01/32 (Call 01/01/32)	632	529,344
2.75%, 10/01/26 (Call 07/01/26)	760	719,272
2.90%, 03/15/30 (Call 12/15/29)	231	206,010
3.13%, 09/01/23 (Call 06/01/23)	356	356,196
3.20%, 01/15/25 (Call 10/15/24)	635	626,237
3.25%, 01/30/31 (Call 10/30/30)	650	588,776
3.40%, 06/21/29 (Call 03/21/29)	745	697,029
3.65%, 02/01/26 (Call 11/03/25)	1,015	1,002,749
3.80%, 02/01/24 (Call 11/01/23)	499	503,112
4.50%, 12/01/28 (Call 09/01/28)	673	677,677
Brandywine Operating Partnership LP
3.95%, 11/15/27 (Call 08/15/27)	185	179,200

112	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
4.10%, 10/01/24 (Call 07/01/24)	$50	$50,076
4.55%, 10/01/29 (Call 07/01/29)	197	194,045
Brixmor Operating Partnership LP
2.25%, 04/01/28 (Call 02/01/28)	215	188,658
2.50%, 08/16/31 (Call 05/16/31)	315	259,891
3.65%, 06/15/24 (Call 04/15/24)	255	253,952
3.85%, 02/01/25 (Call 11/01/24)	190	189,778
3.90%, 03/15/27 (Call 12/15/26)	550	536,211
4.05%, 07/01/30 (Call 04/01/30)	619	585,283
4.13%, 06/15/26 (Call 03/15/26)	410	406,790
4.13%, 05/15/29 (Call 02/15/29)	165	159,918
Broadstone Net Lease LLC, 2.60%, 09/15/31 (Call 06/15/31)	670	558,894
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL
4.50%, 04/01/27 (Call 10/01/23)(b)	405	367,076
5.75%, 05/15/26 (Call 05/15/22)(b)	555	538,677
Camden Property Trust
2.80%, 05/15/30 (Call 02/15/30)	662	600,672
3.15%, 07/01/29 (Call 04/01/29)	280	264,023
3.35%, 11/01/49 (Call 05/01/49)	210	176,425
4.10%, 10/15/28 (Call 07/15/28)	82	82,394
Champion MTN Ltd., 2.95%, 06/15/30(d)	200	180,400
Cibanco SA Ibm/PLA Administradora Industrial S de RL de CV, 4.96%, 07/18/29 (Call 04/18/29)(d)	400	393,160
CIBANCO SA Institucion de Banca Multiple Trust
CIB/3332, 4.38%, 07/22/31 (Call 04/22/31)(d)	400	322,964
Corporate Office Properties LP
2.00%, 01/15/29 (Call 11/15/28)	205	171,765
2.25%, 03/15/26 (Call 02/15/26)	35	32,447
2.75%, 04/15/31 (Call 01/15/31)	5	4,210
2.90%, 12/01/33 (Call 09/01/33)	200	161,998
Crown Castle International Corp.
1.05%, 07/15/26 (Call 06/15/26)	955	843,991
1.35%, 07/15/25 (Call 06/15/25)	420	387,227
2.10%, 04/01/31 (Call 01/01/31)	682	552,679
2.25%, 01/15/31 (Call 10/15/30)	565	465,198
2.50%, 07/15/31 (Call 04/15/31)	90	75,315
2.90%, 03/15/27 (Call 02/15/27)	135	126,602
2.90%, 04/01/41 (Call 10/01/40)	895	668,905
3.10%, 11/15/29 (Call 08/15/29)	167	149,729
3.15%, 07/15/23 (Call 06/15/23)	302	301,746
3.20%, 09/01/24 (Call 07/01/24)	526	521,150
3.25%, 01/15/51 (Call 07/15/50)	371	276,358
3.30%, 07/01/30 (Call 04/01/30)	432	389,884
3.65%, 09/01/27 (Call 06/01/27)	329	315,699
3.70%, 06/15/26 (Call 03/15/26)	497	488,725
3.80%, 02/15/28 (Call 11/15/27)	552	531,366
4.00%, 03/01/27 (Call 12/01/26)	267	263,201
4.00%, 11/15/49 (Call 05/15/49)	710	595,477
4.15%, 07/01/50 (Call 01/01/50)	150	130,002
4.30%, 02/15/29 (Call 11/15/28)	615	601,851
4.45%, 02/15/26 (Call 11/15/25)	523	527,451
4.75%, 05/15/47 (Call 11/15/46)	437	412,755
5.20%, 02/15/49 (Call 08/15/48)	504	505,512
CTR Partnership LP/CareTrust Capital Corp., 3.88%, 06/30/28 (Call 03/30/28)(b)	235	212,696
CubeSmart LP
2.00%, 02/15/31 (Call 11/15/30)	50	41,603
2.25%, 12/15/28 (Call 10/15/28)	1,120	985,174

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
2.50%, 02/15/32 (Call 11/15/31)	$820	$687,529
3.00%, 02/15/30 (Call 11/15/29)	85	76,641
3.13%, 09/01/26 (Call 06/01/26)	250	241,190
4.00%, 11/15/25 (Call 08/15/25)	450	450,850
4.38%, 02/15/29 (Call 11/15/28)	67	67,212
Digital Realty Trust LP
3.60%, 07/01/29 (Call 04/01/29)	954	897,943
3.70%, 08/15/27 (Call 05/15/27)	670	650,114
4.45%, 07/15/28 (Call 04/15/28)	523	523,560
Diversified Healthcare Trust
4.38%, 03/01/31 (Call 09/01/30)	270	210,074
4.75%, 05/01/24 (Call 11/01/23)	415	394,408
4.75%, 02/15/28 (Call 08/15/27)	267	227,754
9.75%, 06/15/25 (Call 06/15/22)	583	610,955
Duke Realty LP
1.75%, 07/01/30 (Call 04/01/30)	483	401,764
1.75%, 02/01/31 (Call 11/01/30)	660	542,758
2.25%, 01/15/32 (Call 10/15/31)	815	686,075
2.88%, 11/15/29 (Call 08/15/29)	405	371,883
3.05%, 03/01/50 (Call 09/01/49)	172	134,843
3.25%, 06/30/26 (Call 03/30/26)	2	1,949
3.38%, 12/15/27 (Call 09/15/27)	255	245,369
4.00%, 09/15/28 (Call 06/15/28)	212	210,109
EPR Properties
3.60%, 11/15/31 (Call 08/15/31)	515	436,323
3.75%, 08/15/29 (Call 05/15/29)	415	368,470
4.50%, 04/01/25 (Call 01/01/25)	275	274,189
4.50%, 06/01/27 (Call 03/01/27)	375	358,500
4.75%, 12/15/26 (Call 09/15/26)	435	425,565
4.95%, 04/15/28 (Call 01/15/28)	315	303,695
Equinix Inc.
1.00%, 09/15/25 (Call 08/15/25)	909	825,190
1.25%, 07/15/25 (Call 06/15/25)	310	284,964
1.45%, 05/15/26 (Call 04/15/26)	450	405,607
1.55%, 03/15/28 (Call 01/15/28)	560	478,363
1.80%, 07/15/27 (Call 05/15/27)	435	384,096
2.00%, 05/15/28 (Call 03/15/28)	310	270,286
2.15%, 07/15/30 (Call 04/15/30)	758	631,429
2.50%, 05/15/31 (Call 02/15/31)	360	302,638
2.63%, 11/18/24 (Call 10/18/24)	201	195,567
2.90%, 11/18/26 (Call 09/18/26)	346	326,866
2.95%, 09/15/51 (Call 03/15/51)	605	425,884
3.00%, 07/15/50 (Call 01/15/50)	522	373,919
3.20%, 11/18/29 (Call 08/18/29)	602	547,290
3.40%, 02/15/52 (Call 08/15/51)	435	339,774
ERP Operating LP
1.85%, 08/01/31 (Call 05/01/31)	180	151,681
2.50%, 02/15/30 (Call 11/15/29)	223	199,710
2.85%, 11/01/26 (Call 08/01/26)	294	282,752
3.00%, 07/01/29 (Call 04/01/29)	525	491,363
3.25%, 08/01/27 (Call 05/01/27)	60	57,728
3.50%, 03/01/28 (Call 12/01/27)	282	273,433
4.00%, 08/01/47 (Call 02/01/47)	233	216,902
4.15%, 12/01/28 (Call 09/01/28)	520	519,730
4.50%, 07/01/44 (Call 01/01/44)	365	362,003
4.50%, 06/01/45 (Call 12/01/44)	180	179,026
Essex Portfolio LP
1.65%, 01/15/31 (Call 10/15/30)	232	188,159
1.70%, 03/01/28 (Call 01/01/28)	193	169,184
2.55%, 06/15/31 (Call 03/15/31)	135	117,148

S C H E D U L E O F I N V E S T M E N T S	113

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
2.65%, 03/15/32 (Call 12/15/31)	$559	$481,623
2.65%, 09/01/50 (Call 03/01/50)	265	181,075
3.00%, 01/15/30 (Call 10/15/29)	235	215,558
3.25%, 05/01/23 (Call 02/01/23)	145	145,171
3.38%, 04/15/26 (Call 01/15/26)	230	225,354
3.50%, 04/01/25 (Call 01/01/25)	52	51,634
3.63%, 05/01/27 (Call 02/01/27)	5	4,951
3.88%, 05/01/24 (Call 02/01/24)	285	286,351
4.00%, 03/01/29 (Call 12/01/28)	240	235,258
4.50%, 03/15/48 (Call 09/15/47)	195	187,861
Extra Space Storage LP
2.35%, 03/15/32 (Call 12/15/31)	185	151,874
2.55%, 06/01/31 (Call 03/01/31)	295	251,703
Federal Realty Investment Trust
1.25%, 02/15/26 (Call 01/15/26)	261	237,990
3.20%, 06/15/29 (Call 03/15/29)	105	98,179
3.25%, 07/15/27 (Call 04/15/27)	245	233,799
3.50%, 06/01/30 (Call 03/01/30)	790	734,708
3.95%, 01/15/24 (Call 10/15/23)	90	90,559
4.50%, 12/01/44 (Call 06/01/44)	311	290,371
GEO Group Inc. (The)
5.88%, 10/15/24 (Call 05/31/22)	130	115,574
6.00%, 04/15/26 (Call 05/31/22)	205	165,289
Global Net Lease Inc./Global Net Lease Operating Partnership LP, 3.75%, 12/15/27 (Call 09/15/27)(b)	265	238,542
GLP Capital LP/GLP Financing II Inc.
3.25%, 01/15/32 (Call 10/15/31)	75	63,252
3.35%, 09/01/24 (Call 08/01/24)	472	460,823
4.00%, 10/17/29 (Call 10/15/29)	550	509,547
4.00%, 01/15/31 (Call 10/15/30)	625	569,719
5.25%, 06/01/25 (Call 03/01/25)	793	806,640
5.30%, 01/15/29 (Call 10/15/28)	547	549,658
5.38%, 11/01/23 (Call 08/01/23)	1,031	1,045,527
5.38%, 04/15/26 (Call 01/15/26)	1,327	1,353,062
5.75%, 06/01/28 (Call 03/03/28)	748	785,011
Goodman U.S. Finance Three LLC, 3.70%, 03/15/28 (Call 12/15/27)(b)	450	437,935
HAT Holdings I LLC/HAT Holdings II LLC
3.38%, 06/15/26 (Call 03/15/26)(b)	545	502,724
3.75%, 09/15/30(b)	280	242,407
6.00%, 04/15/25 (Call 05/31/22)(b)	330	335,405
Healthcare Realty Trust Inc.
2.05%, 03/15/31 (Call 12/15/30)	605	499,881
2.40%, 09/15/29 (Call 12/15/29)	100	85,691
3.63%, 01/15/28 (Call 10/15/27)	120	115,534
Healthcare Trust of America Holdings LP
2.00%, 03/15/31 (Call 12/15/30)	651	529,530
3.10%, 02/15/30 (Call 11/15/29)	260	233,711
3.50%, 08/01/26 (Call 05/01/26)	758	742,560
3.75%, 07/01/27 (Call 04/01/27)	225	219,870
Healthpeak Properties Inc.
1.35%, 02/01/27 (Call 01/01/27)	75	67,308
2.13%, 12/01/28 (Call 10/01/28)	425	376,541
2.88%, 01/15/31 (Call 10/15/30)	195	174,480
3.00%, 01/15/30 (Call 10/15/29)	535	488,562
3.25%, 07/15/26 (Call 05/15/26)	464	452,725
3.40%, 02/01/25 (Call 11/01/24)	18	17,862
3.50%, 07/15/29 (Call 04/15/29)	405	386,350
4.00%, 06/01/25 (Call 03/01/25)	80	80,602
6.75%, 02/01/41 (Call 08/01/40)	236	288,590

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Highwoods Realty LP
2.60%, 02/01/31 (Call 11/01/30)	$212	$179,776
3.05%, 02/15/30 (Call 11/15/29)	415	372,956
4.13%, 03/15/28 (Call 12/15/27)	102	100,052
4.20%, 04/15/29 (Call 01/15/29)	215	211,790
Host Hotels & Resorts LP
3.88%, 04/01/24 (Call 02/01/24)	199	198,504
Series E, 4.00%, 06/15/25 (Call 03/15/25)	410	406,535
Series F, 4.50%, 02/01/26 (Call 11/01/25)	557	556,699
Series H, 3.38%, 12/15/29 (Call 09/15/29)	215	192,042
Series I, 3.50%, 09/15/30 (Call 06/15/30)	457	409,001
Series J, 2.90%, 12/15/31 (Call 09/15/31)	365	308,243
Hudson Pacific Properties LP
3.25%, 01/15/30 (Call 10/15/29)	285	257,680
3.95%, 11/01/27 (Call 08/01/27)	164	159,775
4.65%, 04/01/29 (Call 01/01/29)	94	93,915
Invitation Homes Operating Partnership LP
2.00%, 08/15/31 (Call 05/15/31)	145	116,174
2.30%, 11/15/28 (Call 09/15/28)	285	248,269
2.70%, 01/15/34 (Call 10/15/33)	410	333,150
4.15%, 04/15/32 (Call 01/15/32)	700	669,116
Iron Mountain Inc.
4.50%, 02/15/31 (Call 02/15/26)(b)	605	521,026
4.88%, 09/15/27 (Call 09/15/22)(b)	710	676,112
4.88%, 09/15/29 (Call 09/15/24)(b)	650	596,095
5.00%, 07/15/28 (Call 07/15/23)(b)	360	340,841
5.25%, 03/15/28 (Call 12/27/22)(b)	510	487,346
5.25%, 07/15/30 (Call 07/15/25)(b)	810	743,475
5.63%, 07/15/32 (Call 07/15/26)(b)	383	350,028
Iron Mountain Information Management Services Inc.,
5.00%, 07/15/32 (Call 07/15/27)(b)	425	375,292
iStar Inc.
4.25%, 08/01/25 (Call 05/01/25)	330	314,817
4.75%, 10/01/24 (Call 07/01/24)	430	418,055
5.50%, 02/15/26 (Call 08/15/22)(c)	310	301,621
Kilroy Realty LP
2.50%, 11/15/32 (Call 08/15/32)	575	465,244
2.65%, 11/15/33 (Call 08/15/33)	400	319,976
3.05%, 02/15/30 (Call 11/15/29)	340	303,518
3.45%, 12/15/24 (Call 09/15/24)	170	167,443
4.25%, 08/15/29 (Call 05/15/29)	312	304,802
4.38%, 10/01/25 (Call 07/01/25)	9	9,100
4.75%, 12/15/28 (Call 09/15/28)	120	122,118
Kimco Realty Corp.
1.90%, 03/01/28 (Call 01/01/28)	60	52,954
2.25%, 12/01/31 (Call 09/01/31)	130	108,927
2.70%, 03/01/24 (Call 01/01/24)	55	54,160
2.70%, 10/01/30 (Call 07/01/30)	565	503,183
2.80%, 10/01/26 (Call 07/01/26)	218	207,159
3.13%, 06/01/23 (Call 03/01/23)	595	595,137
3.30%, 02/01/25 (Call 12/01/24)	235	231,882
3.70%, 10/01/49 (Call 04/01/49)	140	116,777
3.80%, 04/01/27 (Call 01/01/27)	105	103,492
4.13%, 12/01/46 (Call 06/01/46)	117	103,849
4.25%, 04/01/45 (Call 10/01/44)	225	203,652
4.45%, 09/01/47 (Call 03/01/47)	405	383,604
Kite Realty Group LP, 4.00%, 10/01/26 (Call 07/01/26)	95	93,291
Kite Realty Group Trust, 4.75%, 09/15/30 (Call 06/15/30)	228	225,180

114	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 02/01/27 (Call 02/01/23)(b)	$390	$359,709
4.75%, 06/15/29 (Call 06/15/24)(b)	405	364,192
5.25%, 10/01/25 (Call 05/16/22)(b)	215	211,304
Life Storage LP
2.20%, 10/15/30 (Call 07/15/30)	420	350,549
2.40%, 10/15/31 (Call 07/15/31)	180	148,783
3.88%, 12/15/27 (Call 09/15/27)	345	338,497
4.00%, 06/15/29 (Call 03/15/29)	263	253,890
LifeStorage LP/CA, 3.50%, 07/01/26 (Call 04/01/26)	656	645,616
Link Finance Cayman 2009 Ltd. (The)
2.75%, 01/19/32(d)	200	176,394
2.88%, 07/21/26(d)	200	193,452
LXP Industrial Trust
2.38%, 10/01/31 (Call 07/01/31)	15	12,183
2.70%, 09/15/30 (Call 06/15/30)	100	86,684
Mid-America Apartments LP
1.10%, 09/15/26 (Call 08/15/26)	350	312,456
1.70%, 02/15/31 (Call 11/15/30)	370	300,962
2.75%, 03/15/30 (Call 12/15/29)	238	214,562
2.88%, 09/15/51 (Call 03/15/51)	110	82,565
3.60%, 06/01/27 (Call 03/01/27)	284	278,167
3.75%, 06/15/24 (Call 03/15/24)	75	75,244
3.95%, 03/15/29 (Call 12/15/28)	265	260,988
4.00%, 11/15/25 (Call 08/15/25)	686	690,493
4.20%, 06/15/28 (Call 03/15/28)	622	620,352
4.30%, 10/15/23 (Call 07/15/23)	35	35,425
MPT Operating Partnership LP/MPT Finance Corp.
3.50%, 03/15/31 (Call 03/15/26)	680	578,673
4.63%, 08/01/29 (Call 08/01/24)	654	600,843
5.00%, 10/15/27 (Call 10/15/22)(c)	880	844,325
5.25%, 08/01/26 (Call 05/31/22)	303	303,388
National Health Investors Inc., 3.00%, 02/01/31 (Call 11/01/30)	498	402,429
National Retail Properties Inc.
2.50%, 04/15/30 (Call 01/15/30)	56	49,082
3.00%, 04/15/52 (Call 10/15/51)	40	28,642
3.10%, 04/15/50 (Call 10/15/49)	370	274,196
3.50%, 10/15/27 (Call 07/15/27)	50	48,043
3.50%, 04/15/51 (Call 10/15/50)	120	95,216
3.60%, 12/15/26 (Call 09/15/26)	372	364,147
3.90%, 06/15/24 (Call 03/15/24)	82	82,495
4.00%, 11/15/25 (Call 08/15/25)	95	95,645
4.30%, 10/15/28 (Call 07/15/28)	20	19,851
4.80%, 10/15/48 (Call 04/15/48)	283	279,850
New Residential Investment Corp., 6.25%, 10/15/25 (Call 10/15/22)(b)	325	309,485
Office Properties Income Trust
2.40%, 02/01/27 (Call 01/01/27)	5	4,327
2.65%, 06/15/26 (Call 05/15/26)	245	220,703
3.45%, 10/15/31 (Call 07/15/31)	145	112,387
4.25%, 05/15/24 (Call 02/15/24)	710	709,155
4.50%, 02/01/25 (Call 11/01/24)	535	530,394
Omega Healthcare Investors Inc.
3.25%, 04/15/33 (Call 01/15/33)	400	318,444
3.38%, 02/01/31 (Call 11/01/30)	285	238,314
3.63%, 10/01/29 (Call 07/01/29)	335	297,570
4.38%, 08/01/23 (Call 06/01/23)	146	147,533
4.50%, 01/15/25 (Call 10/15/24)	10	10,009

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
4.50%, 04/01/27 (Call 01/01/27)	$330	$321,945
4.75%, 01/15/28 (Call 10/15/27)	648	625,534
4.95%, 04/01/24 (Call 01/01/24)	173	174,579
5.25%, 01/15/26 (Call 10/15/25)	360	366,437
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
4.88%, 05/15/29 (Call 05/15/24)(b)	390	357,552
5.88%, 10/01/28 (Call 10/01/23)(b)	445	431,681
7.50%, 06/01/25 (Call 06/01/22)(b)	120	124,459
Phillips Edison Grocery Center Operating Partnership I LP, 2.63%, 11/15/31 (Call 08/15/31)	875	722,444
Physicians Realty LP
2.63%, 11/01/31 (Call 08/01/31)	375	316,500
3.95%, 01/15/28 (Call 10/15/27)	55	53,639
4.30%, 03/15/27 (Call 12/15/26)	225	225,956
Piedmont Operating Partnership LP
3.15%, 08/15/30 (Call 05/15/30)	135	118,475
4.45%, 03/15/24 (Call 12/15/23)	90	91,121
Prologis LP
1.25%, 10/15/30 (Call 07/15/30)	521	422,224
1.63%, 03/15/31 (Call 12/15/30)	265	219,539
2.13%, 04/15/27 (Call 02/15/27)	443	410,630
2.13%, 10/15/50 (Call 04/15/50)	513	338,631
2.25%, 04/15/30 (Call 01/15/30)	611	538,040
3.00%, 04/15/50 (Call 10/15/49)	278	222,736
3.25%, 10/01/26 (Call 07/01/26)	230	225,867
3.88%, 09/15/28 (Call 06/15/28)	600	597,294
4.38%, 02/01/29 (Call 11/01/28)	310	316,792
4.38%, 09/15/48 (Call 03/15/48)	205	205,180
Public Storage
0.88%, 02/15/26 (Call 01/15/26)	115	104,242
1.50%, 11/09/26 (Call 10/09/26)(c)	480	439,090
1.85%, 05/01/28 (Call 03/01/28)	720	642,161
1.95%, 11/09/28 (Call 09/09/28)	470	416,744
2.25%, 11/09/31 (Call 08/09/31)	400	345,128
2.30%, 05/01/31 (Call 02/01/31)	575	501,049
3.09%, 09/15/27 (Call 06/15/27)	580	561,718
3.39%, 05/01/29 (Call 02/01/29)	390	374,899
Rayonier LP, 2.75%, 05/17/31 (Call 02/17/31)	680	589,574
Realty Income Corp.
0.75%, 03/15/26 (Call 02/15/26)	1,106	983,112
1.80%, 03/15/33 (Call 12/15/32)	360	282,316
2.20%, 06/15/28 (Call 04/15/28)	388	346,957
2.85%, 12/15/32 (Call 09/15/32)	85	75,593
3.00%, 01/15/27 (Call 10/15/26)	226	216,992
3.10%, 12/15/29 (Call 09/15/29)	315	292,588
3.25%, 06/15/29 (Call 03/15/29)	395	376,530
3.25%, 01/15/31 (Call 10/15/30)	445	415,372
3.40%, 01/15/28 (Call 11/15/27)	459	443,330
3.65%, 01/15/28 (Call 10/15/27)	265	259,401
3.88%, 07/15/24 (Call 04/15/24)	380	382,854
3.88%, 04/15/25 (Call 02/15/25)	110	110,494
3.95%, 08/15/27 (Call 05/15/27)	900	894,906
4.13%, 10/15/26 (Call 07/15/26)	495	499,727
4.60%, 02/06/24 (Call 11/06/23)	477	485,882
4.63%, 11/01/25 (Call 09/01/25)	1,035	1,062,003
4.65%, 03/15/47 (Call 09/15/46)	130	132,466
4.88%, 06/01/26 (Call 03/01/26)	368	380,685
Regency Centers LP
2.95%, 09/15/29 (Call 06/15/29)	235	214,508

S C H E D U L E O F I N V E S T M E N T S	115

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
3.60%, 02/01/27 (Call 11/01/26)	$195	$191,414
3.70%, 06/15/30 (Call 03/15/30)	170	159,397
4.13%, 03/15/28 (Call 12/15/27)	215	212,783
4.40%, 02/01/47 (Call 08/01/46)	155	146,562
4.65%, 03/15/49 (Call 09/15/48)	285	279,679
Rexford Industrial Realty LP
2.13%, 12/01/30 (Call 09/01/30)	350	289,415
2.15%, 09/01/31 (Call 06/01/31)	370	303,148
RHP Hotel Properties LP/RHP Finance Corp.
4.50%, 02/15/29 (Call 02/15/24)(b)	365	330,588
4.75%, 10/15/27 (Call 10/15/22)	365	340,432
RLJ Lodging Trust LP
3.75%, 07/01/26 (Call 07/01/23)(b)	310	288,483
4.00%, 09/15/29 (Call 09/15/24)(b)	295	263,282
Sabra Health Care LP
3.20%, 12/01/31 (Call 09/01/31)	400	337,200
3.90%, 10/15/29 (Call 07/15/29)	301	276,992
5.13%, 08/15/26 (Call 05/15/26)	957	958,665
Safehold Operating Partnership LP, 2.80%, 06/15/31 (Call 03/15/31)	640	537,478
SBA Communications Corp.
3.13%, 02/01/29 (Call 02/01/24)	915	784,494
3.88%, 02/15/27 (Call 02/15/23)	895	849,149
Scentre Group Trust 1/Scentre Group Trust 2
3.25%, 10/28/25 (Call 07/30/25)(b)	120	117,174
3.50%, 02/12/25 (Call 11/14/24)(b)	220	217,818
3.63%, 01/28/26 (Call 12/28/25)(b)	205	201,343
4.38%, 05/28/30 (Call 02/28/30)(b)	50	49,885
Scentre Group Trust 2
4.75%, 09/24/80 (Call 06/24/26)(a)(b)	875	846,580
5.13%, 09/24/80 (Call 06/24/30)(a)(b)	550	525,959
Service Properties Trust
3.95%, 01/15/28 (Call 07/15/27)	320	253,459
4.35%, 10/01/24 (Call 09/01/24)	556	514,500
4.38%, 02/15/30 (Call 08/15/29)	320	245,661
4.50%, 06/15/23 (Call 12/15/22)	280	274,436
4.50%, 03/15/25 (Call 09/15/24)	255	230,755
4.65%, 03/15/24 (Call 09/15/23)	472	448,240
4.75%, 10/01/26 (Call 08/01/26)	363	315,389
4.95%, 02/15/27 (Call 08/15/26)	275	238,521
4.95%, 10/01/29 (Call 07/01/29)	339	271,176
5.25%, 02/15/26 (Call 08/15/25)	320	286,422
5.50%, 12/15/27 (Call 09/15/27)	345	313,943
7.50%, 09/15/25 (Call 06/15/25)	555	554,445
Simon Property Group LP
1.38%, 01/15/27 (Call 10/15/26)(c)	450	402,120
1.75%, 02/01/28 (Call 11/01/27)	282	247,458
2.00%, 09/13/24 (Call 06/13/24)	820	796,523
2.20%, 02/01/31 (Call 11/01/30)	335	283,651
2.25%, 01/15/32 (Call 10/15/31)	320	265,226
2.45%, 09/13/29 (Call 06/13/29)	1,079	952,012
2.65%, 07/15/30 (Call 04/15/30)	655	576,334
2.65%, 02/01/32 (Call 12/01/31)	500	430,995
2.75%, 06/01/23 (Call 03/01/23)	729	728,256
3.25%, 11/30/26 (Call 08/30/26)	465	451,408
3.25%, 09/13/49 (Call 03/13/49)	570	449,052
3.30%, 01/15/26 (Call 10/15/25)	921	906,651
3.38%, 10/01/24 (Call 07/01/24)	990	988,376
3.38%, 06/15/27 (Call 03/15/27)	389	378,314
3.38%, 12/01/27 (Call 09/01/27)	224	215,528

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
3.50%, 09/01/25 (Call 06/01/25)	$434	$430,810
3.75%, 02/01/24 (Call 11/01/23)	275	277,354
3.80%, 07/15/50 (Call 01/15/50)	505	439,638
4.25%, 10/01/44 (Call 04/01/44)	227	210,470
4.25%, 11/30/46 (Call 05/30/46)	435	406,782
4.75%, 03/15/42 (Call 09/15/41)	19	18,752
6.75%, 02/01/40 (Call 11/01/39)	472	574,174
SITE Centers Corp.
3.63%, 02/01/25 (Call 11/01/24)	375	370,162
4.25%, 02/01/26 (Call 11/01/25)	115	114,537
4.70%, 06/01/27 (Call 03/01/27)	395	395,320
Spirit Realty LP
2.10%, 03/15/28 (Call 01/15/28)	285	247,414
2.70%, 02/15/32 (Call 11/15/31)	15	12,638
3.20%, 01/15/27 (Call 11/15/26)	137	129,995
3.20%, 02/15/31 (Call 11/15/30)	65	57,538
3.40%, 01/15/30 (Call 10/15/29)	230	209,928
4.00%, 07/15/29 (Call 04/15/29)	105	98,566
4.45%, 09/15/26 (Call 06/15/26)	395	398,243
Starwood Property Trust Inc.
3.63%, 07/15/26 (Call 01/15/26)(b)	205	188,612
3.75%, 12/31/24 (Call 09/30/24)(b)	235	226,220
4.38%, 01/15/27 (Call 07/15/26)(b)	300	279,945
4.75%, 03/15/25 (Call 09/15/24)	320	315,971
5.50%, 11/01/23 (Call 08/01/23)(b)	115	116,052
STORE Capital Corp.
2.70%, 12/01/31 (Call 09/01/31)	215	178,355
2.75%, 11/18/30 (Call 08/18/30)	250	214,343
4.50%, 03/15/28 (Call 12/15/27)	113	112,177
4.63%, 03/15/29 (Call 12/15/28)	502	501,167
Sun Communities Operating LP
2.30%, 11/01/28 (Call 09/01/28)	440	385,484
2.70%, 07/15/31 (Call 04/15/31)	840	715,562
4.20%, 04/15/32 (Call 01/15/32)	210	199,030
Tanger Properties LP
3.13%, 09/01/26 (Call 06/01/26)	190	180,025
3.88%, 07/15/27 (Call 04/15/27)	160	155,062
Trust Fibra Uno
4.87%, 01/15/30 (Call 10/30/29)(d)	1,200	1,129,212
5.25%, 12/15/24 (Call 09/15/24)(d)	400	406,568
5.25%, 01/30/26 (Call 10/30/25)(d)	200	199,662
6.39%, 01/15/50 (Call 07/15/49)(d)	400	374,852
6.95%, 01/30/44 (Call 07/30/43)(d)	200	199,350
UDR Inc.
1.90%, 03/15/33 (Call 12/15/32)	175	137,382
2.10%, 08/01/32 (Call 05/01/32)	330	267,346
2.95%, 09/01/26 (Call 06/01/26)	337	323,031
3.00%, 08/15/31 (Call 05/15/31)	650	579,033
3.10%, 11/01/34 (Call 08/01/34)	110	94,281
3.20%, 01/15/30 (Call 10/15/29)	515	474,887
3.50%, 07/01/27 (Call 04/01/27)	155	151,103
3.50%, 01/15/28 (Call 10/15/27)	250	241,035
4.40%, 01/26/29 (Call 10/26/28)	583	587,635
Uniti Group LP/Uniti Fiber Holdings Inc./CSL Capital LLC
6.00%, 01/15/30 (Call 01/15/25)(b)	530	442,221
7.88%, 02/15/25 (Call 05/31/22)(b)	1,210	1,235,688

116	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC
4.75%, 04/15/28 (Call 04/15/24)(b)	$290	$259,164
6.50%, 02/15/29 (Call 02/15/24)(b)(c)	675	581,958
Ventas Realty LP
2.50%, 09/01/31 (Call 06/01/31)	700	595,175
2.65%, 01/15/25 (Call 12/15/24)	274	265,868
3.00%, 01/15/30 (Call 10/15/29)	240	214,978
3.25%, 10/15/26 (Call 07/15/26)	491	476,157
3.50%, 04/15/24 (Call 03/15/24)	512	510,761
3.50%, 02/01/25 (Call 11/01/24)	366	362,201
3.75%, 05/01/24 (Call 02/01/24)	66	66,333
3.85%, 04/01/27 (Call 01/01/27)	246	243,717
4.00%, 03/01/28 (Call 12/01/27)	204	199,714
4.13%, 01/15/26 (Call 10/15/25)	350	350,434
4.38%, 02/01/45 (Call 08/01/44)	110	100,445
4.40%, 01/15/29 (Call 10/15/28)	638	634,931
4.75%, 11/15/30 (Call 08/15/30)	975	988,006
4.88%, 04/15/49 (Call 10/15/48)	180	177,185
5.70%, 09/30/43 (Call 03/30/43)	85	91,180
VICI Properties LP
4.38%, 05/15/25	120	119,854
4.75%, 02/15/28 (Call 01/15/28)	610	607,389
4.95%, 02/15/30 (Call 12/15/29)	550	546,397
5.13%, 05/15/32 (Call 02/15/32)	630	625,099
VICI Properties LP/VICI Note Co. Inc.
3.50%, 02/15/25 (Call 05/31/22)(b)	495	475,957
3.75%, 02/15/27 (Call 02/15/23)(b)	515	474,984
3.88%, 02/15/29 (Call 11/15/28)(b)	390	354,596
4.13%, 08/15/30 (Call 02/15/25)(b)	500	449,245
4.25%, 12/01/26 (Call 12/01/22)(b)	680	646,020
4.50%, 09/01/26 (Call 06/01/26)(b)	230	220,966
4.50%, 01/15/28 (Call 10/15/27)	75	74,300
4.63%, 06/15/25 (Call 03/15/25)(b)	445	436,932
4.63%, 12/01/29 (Call 12/01/24)(b)	589	551,204
5.63%, 05/01/24 (Call 02/04/24)(b)	573	577,515
5.63%, 05/15/52 (Call 11/15/51)	310	308,788
5.75%, 02/01/27 (Call 11/01/26)(b)	365	365,011
Vornado Realty LP
2.15%, 06/01/26 (Call 05/01/26)	80	72,814
3.50%, 01/15/25 (Call 11/15/24)	305	301,615
WEA Finance LLC
2.88%, 01/15/27 (Call 11/15/26)(b)	775	715,263
3.50%, 06/15/29 (Call 03/15/29)(b)	215	196,942
4.13%, 09/20/28 (Call 06/20/28)(b)	110	105,766
4.63%, 09/20/48 (Call 03/20/48)(b)	490	419,234
WEA Finance LLC/Westfield UK & Europe Finance PLC
3.75%, 09/17/24 (Call 06/17/24)(b)	592	583,138
4.75%, 09/17/44 (Call 03/17/44)(b)(c)	254	219,436
Welltower Inc.
2.05%, 01/15/29 (Call 11/15/28)	205	178,219
2.70%, 02/15/27 (Call 12/15/26)	380	362,729
2.75%, 01/15/31 (Call 10/15/30)	165	145,327
2.75%, 01/15/32 (Call 10/15/31)	900	781,263
2.80%, 06/01/31 (Call 03/01/31)	560	495,242
3.10%, 01/15/30 (Call 10/15/29)	345	317,279
3.63%, 03/15/24 (Call 02/15/24)	387	387,023
3.85%, 06/15/32 (Call 03/15/32)	250	237,895
4.00%, 06/01/25 (Call 03/01/25)	1,274	1,277,797

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
4.13%, 03/15/29 (Call 12/15/28)	$270	$267,219
4.25%, 04/01/26 (Call 01/01/26)	851	859,450
4.25%, 04/15/28 (Call 01/15/28)	515	515,870
4.50%, 01/15/24 (Call 10/15/23)	113	114,614
4.95%, 09/01/48 (Call 03/01/48)	330	338,560
6.50%, 03/15/41 (Call 09/15/40)	190	223,995
Weyerhaeuser Co.
3.38%, 03/09/33 (Call 12/09/32)	75	67,733
4.00%, 11/15/29 (Call 08/15/29)	383	370,951
4.00%, 04/15/30 (Call 01/15/30)	428	412,434
4.00%, 03/09/52 (Call 09/09/51)	45	39,042
6.95%, 10/01/27	72	80,976
7.38%, 03/15/32	611	733,652
WP Carey Inc.
2.25%, 04/01/33 (Call 01/01/33)	770	611,765
2.40%, 02/01/31 (Call 11/01/30)	160	135,390
2.45%, 02/01/32 (Call 11/01/31)	240	200,870
3.85%, 07/15/29 (Call 04/15/29)	150	143,471
4.00%, 02/01/25 (Call 11/01/24)	116	116,621
4.60%, 04/01/24 (Call 01/01/24)	400	406,260
XHR LP
4.88%, 06/01/29 (Call 06/01/24)(b)	315	290,669
6.38%, 08/15/25 (Call 08/15/22)(b)	322	326,270
Yuexiu REIT MTN Co. Ltd., 2.65%, 02/02/26(d)	400	363,924

		196,510,550

Retail — 0.9%
1011778 BC ULC/New Red Finance Inc.
3.50%, 02/15/29 (Call 02/15/24)(b)	535	472,656
3.88%, 01/15/28 (Call 09/15/22)(b)	955	878,600
4.00%, 10/15/30 (Call 10/15/25)(b)	1,700	1,454,163
4.38%, 01/15/28 (Call 11/15/22)(b)	572	524,541
5.75%, 04/15/25 (Call 05/30/22)(b)	292	298,462
7-Eleven Inc.
0.80%, 02/10/24 (Call 05/31/22)(b)	5,455	5,202,870
0.95%, 02/10/26 (Call 01/10/26)(b)	2,611	2,333,764
1.30%, 02/10/28 (Call 12/10/27)(b)	3,410	2,888,713
2.50%, 02/10/41 (Call 08/10/40)(b)	95	68,694
2.80%, 02/10/51 (Call 08/02/50)(b)	212	146,231
99 Escrow Issuer Inc., 7.50%, 01/15/26 (Call 01/15/23)(b)(c)	200	133,408
AAG FH LP/AAG FH Finco Inc., 9.75%, 07/15/24 (Call 06/30/22)(b)	32	35,689
Abercrombie & Fitch Management Co., 8.75%, 07/15/25 (Call 07/15/22)(b)	190	199,183
Academy Ltd., 6.00%, 11/15/27 (Call 11/15/23)(b)	270	269,498
Advance Auto Parts Inc.
1.75%, 10/01/27 (Call 08/01/27)	215	189,464
3.50%, 03/15/32 (Call 12/15/31)	275	247,104
3.90%, 04/15/30 (Call 01/15/30)	231	218,831
Alimentation Couche-Tard Inc.
2.95%, 01/25/30 (Call 10/25/29)(b)	403	360,588
3.44%, 05/13/41 (Call 11/13/40)(b)	510	412,978
3.55%, 07/26/27 (Call 04/26/27)(b)	384	371,140
3.63%, 05/13/51 (Call 11/13/50)(b)	410	322,715
3.80%, 01/25/50 (Call 07/25/49)(b)	474	384,755
4.50%, 07/26/47 (Call 01/26/47)(b)	220	200,187
Ambience Merger Sub Inc., 7.13%, 07/15/29 (Call 07/15/24)(b)	300	223,848
Arcos Dorados Holdings Inc., 5.88%, 04/04/27 (Call 05/30/22)(d)	350	355,103

S C H E D U L E O F I N V E S T M E N T S	117

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
Arko Corp., 5.13%, 11/15/29 (Call 11/15/24)(b)	$230	$203,886
Asbury Automotive Group Inc.
4.50%, 03/01/28 (Call 03/01/23)	281	261,875
4.63%, 11/15/29 (Call 11/15/24)(b)	480	432,446
4.75%, 03/01/30 (Call 03/01/25)	348	311,979
5.00%, 02/15/32 (Call 11/15/26)(b)(c)	350	312,049
At Home Group Inc., 4.88%, 07/15/28 (Call 07/15/23)(b)	325	268,590
AutoNation Inc.
1.95%, 08/01/28 (Call 06/01/28)	156	133,204
2.40%, 08/01/31 (Call 05/01/31)	390	315,264
3.50%, 11/15/24 (Call 09/15/24)	90	89,150
3.80%, 11/15/27 (Call 08/15/27)	395	382,802
3.85%, 03/01/32 (Call 12/01/31)	180	162,212
4.50%, 10/01/25 (Call 07/01/25)	235	238,424
4.75%, 06/01/30 (Call 03/01/30)	411	404,103
AutoZone Inc.
1.65%, 01/15/31 (Call 10/15/30)	943	755,324
3.13%, 07/15/23 (Call 04/15/23)	160	160,352
3.13%, 04/18/24 (Call 03/18/24)	325	323,216
3.13%, 04/21/26 (Call 01/21/26)	253	246,230
3.25%, 04/15/25 (Call 01/15/25)	80	79,042
3.63%, 04/15/25 (Call 03/15/25)	1,030	1,029,320
3.75%, 06/01/27 (Call 03/01/27)	448	443,663
3.75%, 04/18/29 (Call 01/18/29)	225	216,450
4.00%, 04/15/30 (Call 01/15/30)	318	308,139
Bath & Body Works Inc.
5.25%, 02/01/28	350	338,751
6.63%, 10/01/30 (Call 10/01/25)(b)	645	642,317
6.69%, 01/15/27	205	212,724
6.75%, 07/01/36	406	391,680
6.88%, 11/01/35	606	592,080
6.95%, 03/01/33(c)	225	213,975
7.50%, 06/15/29 (Call 06/15/24)	415	428,691
7.60%, 07/15/37	200	192,854
9.38%, 07/01/25(b)	285	320,713
BCPE Ulysses Intermediate Inc., 7.75%, 04/01/27 (Call 04/01/23), (8.50% PIK)(b)(g)	405	346,401
Beacon Roofing Supply Inc.
4.13%, 05/15/29 (Call 05/15/24)(b)	260	228,688
4.50%, 11/15/26 (Call 11/15/22)(b)(c)	330	321,809
Bed Bath & Beyond Inc.
3.75%, 08/01/24 (Call 05/01/24)(c)	150	138,276
4.92%, 08/01/34 (Call 02/01/34)	185	126,396
5.17%, 08/01/44 (Call 02/01/44)	413	229,835
Best Buy Co. Inc.
1.95%, 10/01/30 (Call 07/01/30)	825	684,403
4.45%, 10/01/28 (Call 07/01/28)	466	471,862
Bloomin’ Brands Inc./OSI Restaurant Partners LLC, 5.13%, 04/15/29 (Call 04/15/24)(b)	187	173,975
BlueLinx Holdings Inc., 6.00%, 11/15/29 (Call 11/15/24)(b)	190	172,621
Brinker International Inc.
3.88%, 05/15/23	175	174,393
5.00%, 10/01/24 (Call 07/01/24)(b)	215	214,893
Carrols Restaurant Group Inc., 5.88%, 07/01/29 (Call 07/01/24)(b)	175	133,938
Carvana Co.
4.88%, 09/01/29 (Call 09/01/24)(b)(c)	430	315,190
5.50%, 04/15/27 (Call 04/15/24)(b)	385	315,273

Security	Par (000)	Value

Retail (continued)
5.63%, 10/01/25 (Call 10/01/22)(b)(c)	$340	$294,994
5.88%, 10/01/28 (Call 10/01/23)(b)(c)	390	310,272
10.25%, 05/01/30 (Call 05/01/27)(b)	720	696,326
CEC Entertainment LLC, 6.75%, 05/01/26 (Call 05/01/23)(b)(c)	365	347,181
Chengdu Communications Investment Group Co. Ltd., 2.20%, 12/01/24(d)	600	581,994
CK Hutchison International 20 Ltd., 3.38%, 05/08/50 (Call 11/08/49)(b)	215	184,745
CK Hutchison International 21 Ltd., 3.13%, 04/15/41 (Call 10/15/40)(b)	60	51,005
Costco Wholesale Corp.
1.38%, 06/20/27 (Call 04/20/27)	1,048	945,747
1.60%, 04/20/30 (Call 01/20/30)	592	503,395
1.75%, 04/20/32 (Call 01/20/32)	1,279	1,061,135
2.75%, 05/18/24 (Call 03/18/24)	653	651,694
3.00%, 05/18/27 (Call 02/18/27)	639	628,111
Darden Restaurants Inc.
3.85%, 05/01/27 (Call 02/01/27)	664	653,217
4.55%, 02/15/48 (Call 08/15/47)	300	263,076
Dave & Buster’s Inc., 7.63%, 11/01/25 (Call 11/01/22)(b)	277	287,174
Dick’s Sporting Goods Inc.
3.15%, 01/15/32 (Call 10/15/31)	420	352,300
4.10%, 01/15/52 (Call 07/15/51)	375	273,787
Dollar General Corp.
3.50%, 04/03/30 (Call 01/03/30)	456	427,258
3.88%, 04/15/27 (Call 01/15/27)	355	355,465
4.13%, 05/01/28 (Call 02/01/28)	127	127,724
4.13%, 04/03/50 (Call 10/03/49)	328	287,312
4.15%, 11/01/25 (Call 08/01/25)	155	157,404
Dollar Tree Inc.
2.65%, 12/01/31 (Call 09/01/31)	335	285,259
3.38%, 12/01/51 (Call 06/01/51)	245	184,877
4.00%, 05/15/25 (Call 03/15/25)	580	583,283
4.20%, 05/15/28 (Call 02/15/28)	782	777,222
eG Global Finance PLC
6.75%, 02/07/25 (Call 05/10/22)(b)	375	364,564
8.50%, 10/30/25 (Call 05/30/22)(b)	485	485,761
Falabella SA, 3.75%, 10/30/27 (Call 07/30/27)(d)	600	581,484
Ferrellgas LP/Ferrellgas Finance Corp.
5.38%, 04/01/26 (Call 04/01/23)(b)	330	299,825
5.88%, 04/01/29 (Call 04/01/24)(b)	500	436,005
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co. Inc.
4.63%, 01/15/29 (Call 01/15/25)(b)	610	553,136
6.75%, 01/15/30 (Call 01/15/25)(b)	730	636,472
FirstCash Inc.
4.63%, 09/01/28 (Call 09/01/23)(b)	290	263,935
5.63%, 01/01/30 (Call 01/01/25)(b)	330	307,006
Foot Locker Inc., 4.00%, 10/01/29 (Call 10/01/24)(b)(c)	225	187,376
Foundation Building Materials Inc., 6.00%, 03/01/29 (Call 03/01/24)(b)	300	246,000
Future Retail Ltd., 5.60%, 01/22/25 (Call 01/22/23)(d)(i)(j)	200	38,138
Gap Inc. (The)
3.63%, 10/01/29 (Call 10/01/24)(b)(c)	405	329,674
3.88%, 10/01/31 (Call 10/01/26)(b)(c)	455	364,073
Genuine Parts Co., 1.88%, 11/01/30 (Call 08/01/30)	95	77,167

118	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
Group 1 Automotive Inc., 4.00%, 08/15/28 (Call 08/15/23)(b)	$445	$400,291
Guitar Center Inc., 8.50%, 01/15/26 (Call 01/15/23)(b)	360	360,490
GYP Holdings III Corp., 4.63%, 05/01/29 (Call 05/01/24)(b)	212	188,078
Haidilao International Holding Ltd., 2.15%, 01/14/26(d)	400	323,992
Home Depot Inc. (The)
0.90%, 03/15/28 (Call 01/15/28)	1,147	980,352
1.38%, 03/15/31 (Call 12/15/30)	1,615	1,307,875
1.50%, 09/15/28 (Call 07/15/28)	200	175,698
1.88%, 09/15/31 (Call 06/15/31)	250	209,535
2.13%, 09/15/26 (Call 06/15/26)	60	56,957
2.38%, 03/15/51 (Call 09/15/50)	1,233	854,629
2.50%, 04/15/27 (Call 02/15/27)	1,215	1,157,287
2.70%, 04/15/25 (Call 03/15/25)	300	296,268
2.70%, 04/15/30 (Call 01/15/30)	808	738,738
2.75%, 09/15/51 (Call 03/15/51)	280	209,670
2.80%, 09/14/27 (Call 06/14/27)	1,243	1,194,846
2.88%, 04/15/27 (Call 03/15/27)(c)	355	343,942
2.95%, 06/15/29 (Call 03/15/29)	1,218	1,142,265
3.00%, 04/01/26 (Call 01/01/26)	330	325,096
3.13%, 12/15/49 (Call 06/15/49)	955	769,262
3.25%, 04/15/32 (Call 01/15/32)	1,700	1,590,911
3.30%, 04/15/40 (Call 10/15/39)	1,346	1,173,806
3.35%, 09/15/25 (Call 06/15/25)	479	479,762
3.35%, 04/15/50 (Call 10/15/49)	898	754,769
3.50%, 09/15/56 (Call 03/15/56)	390	326,925
3.63%, 04/15/52 (Call 10/15/51)	1,170	1,025,786
3.75%, 02/15/24 (Call 11/15/23)	340	344,784
3.90%, 12/06/28 (Call 09/06/28)	470	471,198
3.90%, 06/15/47 (Call 12/15/46)	663	610,497
4.20%, 04/01/43 (Call 10/01/42)	479	461,406
4.25%, 04/01/46 (Call 10/01/45)	1,397	1,356,375
4.40%, 03/15/45 (Call 09/15/44)	661	652,083
4.50%, 12/06/48 (Call 06/06/48)	835	840,444
4.88%, 02/15/44 (Call 08/15/43)	323	339,718
5.40%, 09/15/40 (Call 03/15/40)	543	600,629
5.88%, 12/16/36	1,411	1,663,710
5.95%, 04/01/41 (Call 10/01/40)	147	172,749
InRetail Consumer, 3.25%, 03/22/28 (Call 01/22/28)(d)	400	354,344
IRB Holding Corp., 7.00%, 06/15/25 (Call 06/15/22)(b)	439	449,246
JMH Co. Ltd.
2.50%, 04/09/31 (Call 01/09/31)(d)	200	174,918
2.88%, 04/09/36 (Call 01/09/36)(d)	600	511,140
JSM Global Sarl, 4.75%, 10/20/30(d)	400	337,840
Ken Garff Automotive LLC, 4.88%, 09/15/28 (Call 09/15/23)(b)	260	236,444
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.75%, 06/01/27 (Call 06/01/22)(b)	359	358,153
Kohl’s Corp.
3.38%, 05/01/31 (Call 02/01/31)	35	33,208
4.25%, 07/17/25 (Call 04/17/25)	470	470,451
5.55%, 07/17/45 (Call 01/17/45)	543	525,314
LBM Acquisition LLC, 6.25%, 01/15/29 (Call 01/15/24)(b)	590	484,679
LCM Investments Holdings II LLC, 4.88%, 05/01/29 (Call 05/01/24)(b)	560	491,109
Lithia Motors Inc.
3.88%, 06/01/29 (Call 06/01/24)(b)(c)	480	436,027
4.38%, 01/15/31 (Call 10/15/25)(b)	365	336,698

Security	Par (000)	Value

Retail (continued)
4.63%, 12/15/27 (Call 12/15/22)(b)(c)	$360	$347,414
Lowe’s Companies Inc.
1.30%, 04/15/28 (Call 02/15/28)	585	501,093
1.70%, 09/15/28 (Call 07/15/28)	765	667,088
1.70%, 10/15/30 (Call 07/15/30)	635	519,119
2.50%, 04/15/26 (Call 01/15/26)	1,647	1,570,991
2.63%, 04/01/31 (Call 01/01/31)	545	475,845
2.80%, 09/15/41 (Call 03/15/41)	365	278,130
3.00%, 10/15/50 (Call 04/15/50)	798	584,822
3.10%, 05/03/27 (Call 02/03/27)	538	521,564
3.13%, 09/15/24 (Call 06/15/24)	741	738,636
3.35%, 04/01/27 (Call 03/01/27)	480	468,619
3.38%, 09/15/25 (Call 06/15/25)	525	520,915
3.50%, 04/01/51 (Call 10/01/50)	530	424,281
3.65%, 04/05/29 (Call 01/05/29)	978	944,005
3.70%, 04/15/46 (Call 10/15/45)	755	631,399
3.75%, 04/01/32 (Call 01/01/32)	1,795	1,694,534
3.88%, 09/15/23 (Call 06/15/23)	360	363,848
4.00%, 04/15/25 (Call 03/15/25)	923	935,857
4.05%, 05/03/47 (Call 11/03/46)	1,133	994,502
4.25%, 04/01/52 (Call 10/01/51)	405	362,961
4.38%, 09/15/45 (Call 03/15/45)	135	124,347
4.45%, 04/01/62 (Call 10/01/61)	565	504,652
4.50%, 04/15/30 (Call 01/15/30)	468	472,614
4.65%, 04/15/42 (Call 10/15/41)	260	252,195
5.00%, 04/15/40 (Call 10/15/39)	283	288,003
5.13%, 04/15/50 (Call 10/15/49)	823	848,373
5.50%, 10/15/35	15	16,177
LSF9 Atlantis Holdings LLC/Victra Finance Corp.,
7.75%, 02/15/26 (Call 02/15/23)(b)	495	446,198
Macy’s Retail Holdings LLC
4.30%, 02/15/43 (Call 08/15/42)	205	141,132
4.50%, 12/15/34 (Call 06/15/34)	255	199,267
5.13%, 01/15/42 (Call 07/15/41)	190	142,029
5.88%, 04/01/29 (Call 04/01/24)(b)(c)	255	242,865
5.88%, 03/15/30 (Call 03/15/25)(b)	145	136,191
6.13%, 03/15/32 (Call 03/15/27)(b)	125	115,918
6.38%, 03/15/37	200	172,450
6.70%, 07/15/34(b)(c)	261	259,544
Marks & Spencer PLC, 7.13%, 12/01/37(b)	155	157,575
McDonald’s Corp.
1.45%, 09/01/25 (Call 08/01/25)	45	42,194
2.13%, 03/01/30 (Call 12/01/29)	120	103,800
2.63%, 09/01/29 (Call 06/01/29)	820	742,051
3.25%, 06/10/24	113	113,190
3.30%, 07/01/25 (Call 06/01/25)	775	771,954
3.38%, 05/26/25 (Call 02/26/25)	514	513,172
3.50%, 03/01/27 (Call 12/01/26)	265	262,135
3.50%, 07/01/27 (Call 05/01/27)	892	879,209
3.60%, 07/01/30 (Call 04/01/30)	1,345	1,293,016
3.63%, 05/01/43	120	102,058
3.63%, 09/01/49 (Call 03/01/49)	346	290,173
3.70%, 01/30/26 (Call 10/30/25)	939	941,789
3.70%, 02/15/42	200	174,444
3.80%, 04/01/28 (Call 01/01/28)	766	760,745
4.20%, 04/01/50 (Call 10/01/49)	893	822,087
4.45%, 03/01/47 (Call 09/01/46)	481	460,476
4.45%, 09/01/48 (Call 03/01/48)	247	235,675
4.60%, 05/26/45 (Call 11/26/44)	138	134,124
4.70%, 12/09/35 (Call 06/09/35)	428	434,591

S C H E D U L E O F I N V E S T M E N T S	119

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
4.88%, 07/15/40	$657	$663,958
4.88%, 12/09/45 (Call 06/09/45)	721	729,501
5.70%, 02/01/39	581	643,202
6.30%, 10/15/37	410	480,184
6.30%, 03/01/38	711	837,551
Michaels Companies Inc (The)
5.25%, 05/01/28 (Call 11/01/23)(b)	515	442,818
7.88%, 05/01/29 (Call 05/01/24)(b)	760	603,311
Murphy Oil USA Inc.
3.75%, 02/15/31 (Call 02/15/26)(b)	235	207,364
4.75%, 09/15/29 (Call 09/15/24)	340	323,636
5.63%, 05/01/27 (Call 05/31/22)	160	159,611
NMG Holding Co. Inc./Neiman Marcus Group LLC, 7.13%, 04/01/26 (Call 04/01/23)(b)	610	608,908
Nordstrom Inc.
4.00%, 03/15/27 (Call 12/15/26)(c)	382	354,706
4.25%, 08/01/31 (Call 05/01/31)(c)	310	265,053
4.38%, 04/01/30 (Call 01/01/30)(c)	435	382,913
5.00%, 01/15/44 (Call 07/15/43)(c)	604	495,280
6.95%, 03/15/28	337	344,808
O’Reilly Automotive Inc.
1.75%, 03/15/31 (Call 12/15/30)	440	354,706
3.55%, 03/15/26 (Call 12/15/25)	85	83,902
3.60%, 09/01/27 (Call 06/01/27)	651	639,471
3.85%, 06/15/23 (Call 03/15/23)	160	161,234
3.90%, 06/01/29 (Call 03/01/29)	354	342,668
4.35%, 06/01/28 (Call 03/01/28)	205	206,134
Papa John’s International Inc., 3.88%, 09/15/29 (Call 09/15/24)(b)	255	225,117
Park River Holdings Inc.
5.63%, 02/01/29 (Call 02/01/24)(b)	265	203,923
6.75%, 08/01/29 (Call 08/01/24)(b)	180	144,853
Party City Holdings Inc., 8.75%, 02/15/26 (Call 08/15/23)(b)	485	445,521
Patrick Industries Inc.
4.75%, 05/01/29 (Call 05/01/24)(b)	345	294,761
7.50%, 10/15/27 (Call 10/15/22)(b)	185	187,111
Penske Automotive Group Inc.
3.50%, 09/01/25 (Call 09/01/22)	315	305,478
3.75%, 06/15/29 (Call 06/15/24)	280	239,266
PetSmart Inc./PetSmart Finance Corp.
4.75%, 02/15/28 (Call 02/15/24)(b)	815	758,064
7.75%, 02/15/29 (Call 02/15/24)(b)	625	621,875
QVC Inc.
4.38%, 09/01/28 (Call 06/01/28)	318	270,297
4.45%, 02/15/25 (Call 11/15/24)	430	416,855
4.75%, 02/15/27 (Call 11/15/26)	440	394,742
4.85%, 04/01/24	505	501,970
5.45%, 08/15/34 (Call 02/15/34)	315	254,816
5.95%, 03/15/43	200	156,060
Rite Aid Corp.
7.50%, 07/01/25 (Call 07/01/22)(b)	421	361,096
7.70%, 02/15/27(c)	215	150,270
8.00%, 11/15/26 (Call 01/15/23)(b)	526	441,777
Ross Stores Inc.
0.88%, 04/15/26 (Call 03/15/26)	382	341,924
1.88%, 04/15/31 (Call 01/15/31)	140	115,177
4.60%, 04/15/25 (Call 03/15/25)	598	612,244
Sally Holdings LLC/Sally Capital Inc.
5.63%, 12/01/25 (Call 05/31/22)	330	330,874

Security	Par (000)	Value

Retail (continued)
8.75%, 04/30/25 (Call 05/31/22)(b)	$40	$41,942
Sizzling Platter LLC/Sizzling Platter Finance Corp., 8.50%, 11/28/25 (Call 11/28/22)(b)	220	200,598
Sonic Automotive Inc.
4.63%, 11/15/29 (Call 11/15/24)(b)(c)	359	306,604
4.88%, 11/15/31 (Call 11/15/26)(b)	285	243,131
Specialty Building Products Holdings LLC/SBP Finance Corp., 6.38%, 09/30/26 (Call 09/30/22)(b)	460	451,918
SRS Distribution Inc.
4.63%, 07/01/28 (Call 07/01/24)(b)	470	430,402
6.00%, 12/01/29 (Call 12/01/24)(b)	470	411,250
6.13%, 07/01/29 (Call 07/01/24)(b)(c)	315	277,846
Staples Inc.
7.50%, 04/15/26 (Call 05/31/22)(b)	1,235	1,179,141
10.75%, 04/15/27 (Call 05/31/22)(b)(c)	620	548,626
Starbucks Corp.
2.00%, 03/12/27 (Call 01/12/27)	700	645,218
2.25%, 03/12/30 (Call 12/12/29)	418	359,150
2.45%, 06/15/26 (Call 03/15/26)	645	616,401
2.55%, 11/15/30 (Call 08/15/30)	1,018	883,777
3.00%, 02/14/32 (Call 11/14/31)	825	730,570
3.35%, 03/12/50 (Call 09/12/49)	180	140,236
3.50%, 03/01/28 (Call 12/01/27)	427	415,766
3.50%, 11/15/50 (Call 05/15/50)	598	478,209
3.55%, 08/15/29 (Call 05/15/29)	643	612,316
3.75%, 12/01/47 (Call 06/01/47)	150	126,249
3.80%, 08/15/25 (Call 06/15/25)	926	933,491
3.85%, 10/01/23 (Call 07/01/23)	300	303,225
4.00%, 11/15/28 (Call 08/15/28)	400	397,108
4.30%, 06/15/45 (Call 12/15/44)	115	104,557
4.45%, 08/15/49 (Call 02/15/49)	720	669,031
4.50%, 11/15/48 (Call 05/15/48)	481	452,433
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.00%, 06/01/31 (Call 06/01/26)(b)	325	293,556
5.88%, 03/01/27 (Call 05/31/22)	100	99,813
Superior Plus LP/Superior General Partner Inc., 4.50%, 03/15/29 (Call 03/15/24)(b)	290	264,883
Target Corp.
1.95%, 01/15/27 (Call 12/15/26)	515	483,044
2.25%, 04/15/25 (Call 03/15/25)	800	777,520
2.35%, 02/15/30 (Call 11/15/29)	474	427,704
2.50%, 04/15/26	838	812,852
2.65%, 09/15/30 (Call 06/15/30)	387	354,086
2.95%, 01/15/52 (Call 07/15/51)	1,000	795,180
3.38%, 04/15/29 (Call 01/15/29)	820	802,903
3.50%, 07/01/24	537	542,751
3.63%, 04/15/46	680	624,084
3.90%, 11/15/47 (Call 05/15/47)	356	338,955
4.00%, 07/01/42	195	188,674
6.50%, 10/15/37	250	307,932
7.00%, 01/15/38	100	130,215
TJX Companies Inc. (The)
1.15%, 05/15/28 (Call 03/15/28)	650	557,004
1.60%, 05/15/31 (Call 02/15/31)	555	456,327
2.25%, 09/15/26 (Call 06/15/26)	495	468,899
2.50%, 05/15/23 (Call 02/15/23)	290	289,904
3.88%, 04/15/30 (Call 01/15/30)	652	646,830
4.50%, 04/15/50 (Call 10/15/49)(c)	440	465,036

120	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
TPro Acquisition Corp., 11.00%, 10/15/24 (Call 05/31/22)(b)	$326	$340,634
Tractor Supply Co., 1.75%, 11/01/30 (Call 08/01/30)	310	251,925
Victoria’s Secret & Co., 4.63%, 07/15/29 (Call 07/15/24)(b)	300	247,134
Walgreens Boots Alliance Inc.
0.95%, 11/17/23 (Call 05/31/22)	325	314,928
3.20%, 04/15/30 (Call 01/15/30)	532	491,531
3.45%, 06/01/26 (Call 03/01/26)	582	571,396
4.10%, 04/15/50 (Call 10/15/49)	851	725,818
4.50%, 11/18/34 (Call 05/18/34)	205	196,734
4.65%, 06/01/46 (Call 12/01/45)	135	126,248
4.80%, 11/18/44 (Call 05/18/44)	30	28,167
Walmart Inc.
2.38%, 09/24/29 (Call 06/24/29)	102	93,366
2.95%, 09/24/49 (Call 03/24/49)	70	58,377
3.05%, 07/08/26 (Call 05/08/26)	380	377,785
3.25%, 07/08/29 (Call 04/08/29)	270	264,341
3.30%, 04/22/24 (Call 01/22/24)	1,071	1,080,328
3.40%, 06/26/23 (Call 05/26/23)	545	551,807
3.63%, 12/15/47 (Call 06/15/47)	250	233,803
3.70%, 06/26/28 (Call 03/26/28)	170	170,571
4.05%, 06/29/48 (Call 12/29/47)	853	858,749
5.00%, 10/25/40	125	138,311
5.25%, 09/01/35	640	726,394
5.88%, 04/05/27	40	44,452
6.20%, 04/15/38	200	249,868
6.50%, 08/15/37	50	64,412
White Cap Buyer LLC, 6.88%, 10/15/28 (Call 10/15/23)(b)	395	364,024
White Cap Parent LLC, 8.25%, 03/15/26 (Call 05/31/22), (9.00% PIK)(b)(g)	235	228,549
Yum! Brands Inc.
3.63%, 03/15/31 (Call 12/15/30)	666	572,667
3.88%, 11/01/23 (Call 08/01/23)	350	352,485
4.63%, 01/31/32 (Call 10/01/26)	600	547,596
4.75%, 01/15/30 (Call 10/15/29)(b)	575	546,595
5.35%, 11/01/43 (Call 05/01/43)	202	189,367
5.38%, 04/01/32 (Call 04/01/27)	610	583,331
6.88%, 11/15/37	265	281,083

		156,402,759

Savings & Loans — 0.0%
Nationwide Building Society
1.00%, 08/28/25(b)	605	551,034
1.50%, 10/13/26(b)	320	287,597
3.90%, 07/21/25(b)	1,102	1,103,333
3.96%, 07/18/30 (Call 07/18/29), (3 mo. LIBOR US + 1.855%)(a)(b)	385	367,694
4.00%, 09/14/26(b)	65	63,330
4.13%, 10/18/32 (Call 10/18/27)(a)(b)	454	434,710
4.30%, 03/08/29 (Call 03/08/28), (3 mo. LIBOR US + 1.452%)(a)(b)	1,695	1,647,438
4.36%, 08/01/24 (Call 08/01/23)(a)(b)	280	282,198
New York Community Bancorp Inc., 5.90%, 11/06/28 (Call 11/06/23), (3 mo. LIBOR US + 2.780%)(a)	475	491,744

		5,229,078

Semiconductors — 0.6%
Amkor Technology Inc., 6.63%, 09/15/27 (Call 05/31/22)(b)	275	280,769

Security	Par (000)	Value

Semiconductors (continued)
ams-OSRAM AG, 7.00%, 07/31/25 (Call 07/31/22)(b)	$270	$273,116
Analog Devices Inc.
1.70%, 10/01/28 (Call 08/01/28)	45	39,465
2.10%, 10/01/31 (Call 07/01/31)	520	447,450
2.80%, 10/01/41 (Call 04/01/41)	60	48,311
2.95%, 04/01/25 (Call 03/01/25)	220	217,248
2.95%, 10/01/51 (Call 04/01/51)	190	149,148
3.50%, 12/05/26 (Call 09/05/26)	805	803,430
Applied Materials Inc.
1.75%, 06/01/30 (Call 03/01/30)	655	560,949
2.75%, 06/01/50 (Call 12/01/49)	807	624,400
3.30%, 04/01/27 (Call 01/01/27)	994	980,561
3.90%, 10/01/25 (Call 07/01/25)	513	520,839
4.35%, 04/01/47 (Call 10/01/46)	741	745,068
5.10%, 10/01/35 (Call 04/01/35)	405	438,988
5.85%, 06/15/41	496	586,014
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.13%, 01/15/25 (Call 11/15/24)	450	443,254
3.50%, 01/15/28 (Call 10/15/27)	415	392,059
3.63%, 01/15/24 (Call 11/15/23)	80	80,430
3.88%, 01/15/27 (Call 10/15/26)	1,894	1,849,017
Broadcom Inc.
1.95%, 02/15/28 (Call 12/15/27)(b)	1,368	1,184,141
2.45%, 02/15/31 (Call 11/15/30)(b)	1,770	1,460,728
2.60%, 02/15/33 (Call 11/15/32)(b)	715	569,397
3.14%, 11/15/35 (Call 08/15/35)(b)	500	400,805
3.15%, 11/15/25 (Call 10/15/25)	326	317,772
3.19%, 11/15/36 (Call 08/15/36)(b)	125	98,947
3.42%, 04/15/33 (Call 01/15/33)(b)	1,971	1,695,178
3.46%, 09/15/26 (Call 07/15/26)	928	903,761
3.47%, 04/15/34 (Call 01/15/34)(b)	3,015	2,558,167
3.50%, 02/15/41 (Call 08/15/40)(b)	1,959	1,526,707
3.63%, 10/15/24 (Call 09/15/24)	25	25,007
3.75%, 02/15/51 (Call 08/15/50)(b)	755	580,950
4.00%, 04/15/29 (Call 02/15/29)(b)	595	567,904
4.15%, 11/15/30 (Call 08/15/30)	799	755,462
4.15%, 04/15/32 (Call 01/15/32)(b)	655	607,892
4.30%, 11/15/32 (Call 08/15/32)	1,159	1,088,185
4.93%, 05/15/37 (Call 02/15/37)(b)	4,535	4,238,955
Entegris Escrow Corp., 4.75%, 04/15/29 (Call 01/15/29)(b)	100	96,239
Entegris Inc.
3.63%, 05/01/29 (Call 05/01/24)(b)(c)	270	237,554
4.38%, 04/15/28 (Call 04/15/23)(b)	180	167,522
Intel Corp.
1.60%, 08/12/28 (Call 06/12/28)	510	448,841
2.00%, 08/12/31 (Call 05/12/31)	110	93,516
2.45%, 11/15/29 (Call 08/15/29)	796	719,640
2.60%, 05/19/26 (Call 02/19/26)	90	87,319
2.70%, 06/17/24 (Call 04/17/24)(c)	50	49,756
2.80%, 08/12/41 (Call 02/12/41)	120	94,481
2.88%, 05/11/24 (Call 03/11/24)	704	703,683
3.05%, 08/12/51 (Call 02/12/51)	70	54,336
3.10%, 02/15/60 (Call 08/15/59)	1,165	864,162
3.15%, 05/11/27 (Call 02/11/27)	635	624,122
3.20%, 08/12/61 (Call 02/12/61)	340	256,663
3.25%, 11/15/49 (Call 05/15/49)	1,203	974,671
3.40%, 03/25/25 (Call 02/25/25)	1,407	1,409,533
3.70%, 07/29/25 (Call 04/29/25)	640	645,837
3.73%, 12/08/47 (Call 06/08/47)	1,001	882,462

S C H E D U L E O F I N V E S T M E N T S	121

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors (continued)
3.75%, 03/25/27 (Call 01/25/27)	$605	$608,448
3.90%, 03/25/30 (Call 12/25/29)	739	735,549
4.00%, 12/15/32	576	572,803
4.10%, 05/19/46 (Call 11/19/45)	410	387,470
4.10%, 05/11/47 (Call 11/11/46)	618	578,473
4.25%, 12/15/42	561	544,187
4.60%, 03/25/40 (Call 09/25/39)	580	591,107
4.75%, 03/25/50 (Call 09/25/49)	1,402	1,454,351
4.80%, 10/01/41	560	579,645
4.90%, 07/29/45 (Call 01/29/45)	425	444,507
4.95%, 03/25/60 (Call 09/25/59)	1,050	1,111,635
KLA Corp.
3.30%, 03/01/50 (Call 08/28/49)	575	475,496
4.10%, 03/15/29 (Call 12/15/28)	755	757,590
4.65%, 11/01/24 (Call 08/01/24)	759	777,436
5.00%, 03/15/49 (Call 09/15/48)	448	483,235
Lam Research Corp.
1.90%, 06/15/30 (Call 03/15/30)	358	306,033
2.88%, 06/15/50 (Call 12/15/49)	529	409,361
3.13%, 06/15/60 (Call 12/15/59)	460	357,323
3.75%, 03/15/26 (Call 01/15/26)	1,203	1,207,595
3.80%, 03/15/25 (Call 12/15/24)	355	358,199
4.00%, 03/15/29 (Call 12/15/28)	885	881,575
4.88%, 03/15/49 (Call 09/15/48)	601	643,413
Marvell Technology Inc.
1.65%, 04/15/26 (Call 03/15/26)	439	400,552
2.45%, 04/15/28 (Call 02/15/28)	1,046	932,457
2.95%, 04/15/31 (Call 01/15/31)	602	523,252
4.20%, 06/22/23 (Call 05/22/23)	425	429,705
4.88%, 06/22/28 (Call 03/22/28)	364	370,097
Maxim Integrated Products Inc., 3.45%, 06/15/27 (Call 03/15/27)	85	82,564
Microchip Technology Inc.
0.97%, 02/15/24	730	695,814
0.98%, 09/01/24(b)	764	715,096
2.67%, 09/01/23	465	459,997
4.25%, 09/01/25 (Call 09/01/22)	615	611,119
4.33%, 06/01/23 (Call 05/01/23)	480	485,405
Micron Technology Inc.
2.70%, 04/15/32 (Call 01/15/32)	525	437,346
3.37%, 11/01/41 (Call 05/01/41)	350	276,479
3.48%, 11/01/51 (Call 05/01/51)	435	329,882
4.19%, 02/15/27 (Call 12/15/26)	755	750,508
4.66%, 02/15/30 (Call 11/15/29)	802	792,576
4.98%, 02/06/26 (Call 12/06/25)	724	740,905
5.33%, 02/06/29 (Call 11/06/28)	659	681,208
NVIDIA Corp.
0.31%, 06/15/23 (Call 06/15/22)	35	34,172
0.58%, 06/14/24 (Call 06/14/23)	85	80,821
1.55%, 06/15/28 (Call 04/15/28)	1,255	1,104,375
2.00%, 06/15/31 (Call 03/15/31)	1,025	879,009
2.85%, 04/01/30 (Call 01/01/30)	1,177	1,094,069
3.20%, 09/16/26 (Call 06/16/26)	460	457,953
3.50%, 04/01/40 (Call 10/01/39)	909	823,009
3.50%, 04/01/50 (Call 10/01/49)	1,118	986,423
3.70%, 04/01/60 (Call 10/01/59)	215	187,798
NXP BV/NXP Funding LLC
4.63%, 06/01/23 (Call 05/01/23)(b)	1,183	1,197,019
4.88%, 03/01/24 (Call 02/01/24)(b)	395	402,426
5.35%, 03/01/26 (Call 01/01/26)(b)	563	582,333

Security	Par (000)	Value

Semiconductors (continued)
5.55%, 12/01/28 (Call 09/01/28)(b)	$867	$911,685
NXP BV/NXP Funding LLC/NXP USA Inc.
2.50%, 05/11/31 (Call 02/11/31)(b)	1,095	914,106
2.65%, 02/15/32 (Call 11/15/31)(b)	505	421,059
2.70%, 05/01/25 (Call 04/01/25)(b)	500	479,370
3.13%, 02/15/42 (Call 08/15/41)(b)	575	440,916
3.15%, 05/01/27 (Call 03/01/27)(b)	399	377,294
3.25%, 05/11/41 (Call 11/11/40)(b)	640	500,211
3.25%, 11/30/51 (Call 05/30/51)(b)	345	251,677
3.40%, 05/01/30 (Call 02/01/30)(b)	372	338,847
3.88%, 06/18/26 (Call 04/18/26)(b)	405	398,180
4.30%, 06/18/29 (Call 03/18/29)(b)	678	663,552
ON Semiconductor Corp., 3.88%, 09/01/28 (Call 09/01/23)(b)(c)	430	399,470
Qorvo Inc.
1.75%, 12/15/24 (Call 12/15/22)(b)	410	386,646
3.38%, 04/01/31 (Call 04/01/26)(b)	1,160	971,442
4.38%, 10/15/29 (Call 10/15/24)	643	595,257
QUALCOMM Inc.
1.30%, 05/20/28 (Call 02/20/28)	872	756,600
1.65%, 05/20/32 (Call 02/20/32)	861	697,281
2.15%, 05/20/30 (Call 02/20/30)	928	814,617
2.90%, 05/20/24 (Call 03/20/24)	55	54,850
3.25%, 05/20/27 (Call 02/20/27)	823	806,079
3.25%, 05/20/50 (Call 11/20/49)	355	301,335
3.45%, 05/20/25 (Call 02/20/25)	883	884,457
4.30%, 05/20/47 (Call 11/20/46)	1,200	1,185,672
4.65%, 05/20/35 (Call 11/20/34)	460	478,023
4.80%, 05/20/45 (Call 11/20/44)	1,195	1,245,369
SK Hynix Inc.
1.00%, 01/19/24(d)	800	764,752
1.50%, 01/19/26(d)	800	727,480
2.38%, 01/19/31(d)	1,000	835,070
3.00%, 09/17/24(d)	200	196,682
Skyworks Solutions Inc.
0.90%, 06/01/23 (Call 06/01/22)	200	195,100
1.80%, 06/01/26 (Call 05/01/26)	655	596,770
3.00%, 06/01/31 (Call 03/01/31)	345	287,316
Synaptics Inc., 4.00%, 06/15/29 (Call 06/15/24)(b)	200	176,224
Texas Instruments Inc.
1.13%, 09/15/26 (Call 08/15/26)	85	77,613
1.38%, 03/12/25 (Call 02/12/25)	362	343,969
1.75%, 05/04/30 (Call 02/04/30)	692	595,120
1.90%, 09/15/31 (Call 06/15/31)	600	512,700
2.25%, 09/04/29 (Call 06/04/29)	499	451,909
2.63%, 05/15/24 (Call 03/15/24)	315	313,422
2.70%, 09/15/51 (Call 03/15/51)	520	409,635
2.90%, 11/03/27 (Call 08/03/27)	500	486,420
3.88%, 03/15/39 (Call 09/15/38)	692	672,555
4.15%, 05/15/48 (Call 11/15/47)	975	964,948
TSMC Arizona Corp.
1.75%, 10/25/26 (Call 09/25/26)	400	367,164
2.50%, 10/25/31 (Call 07/25/31)	40	34,740
3.13%, 10/25/41 (Call 04/25/41)	710	599,098
3.25%, 10/25/51 (Call 04/25/51)(c)	245	204,105
4.50%, 04/22/52 (Call 10/22/51)	35	34,987
TSMC Global Ltd.
0.75%, 09/28/25 (Call 08/28/25)(d)	1,000	911,130
1.00%, 09/28/27(d)	1,000	858,860
1.25%, 04/23/26 (Call 03/23/26)(d)	600	548,280

122	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors (continued)
1.38%, 09/28/30 (Call 06/28/30)(d)	$800	$645,784
1.75%, 04/23/28(d)	400	353,408
2.25%, 04/23/31 (Call 01/23/31)(d)	200	171,310
Xilinx Inc.
2.38%, 06/01/30 (Call 03/01/30)	856	755,078
2.95%, 06/01/24 (Call 04/01/24)	353	350,631

		97,996,866

Shipbuilding — 0.0%
CSSC Capital 2015 Ltd.
2.10%, 07/27/26(d)	200	183,016
3.00%, 02/13/30(d)	400	349,004
CSSC Capital Ltd. Co., 2.50%, 02/13/25(d)	200	191,576
Huntington Ingalls Industries Inc.
2.04%, 08/16/28 (Call 06/16/28)(b)	245	211,709
3.48%, 12/01/27 (Call 09/01/27)	340	326,580
3.84%, 05/01/25 (Call 04/01/25)	665	665,040
4.20%, 05/01/30 (Call 02/01/30)	229	225,064

		2,151,989

Software — 0.7%
ACI Worldwide Inc., 5.75%, 08/15/26 (Call 05/31/22)(b)	60	60,820
Activision Blizzard Inc.
1.35%, 09/15/30 (Call 06/15/30)	833	677,504
2.50%, 09/15/50 (Call 03/15/50)	884	632,635
3.40%, 09/15/26 (Call 06/15/26)	1,340	1,331,223
3.40%, 06/15/27 (Call 03/15/27)	520	512,481
4.50%, 06/15/47 (Call 12/15/46)	686	699,254
Adobe Inc.
1.90%, 02/01/25 (Call 01/01/25)	256	247,485
2.15%, 02/01/27 (Call 12/01/26)	644	606,989
2.30%, 02/01/30 (Call 11/01/29)	1,280	1,146,522
3.25%, 02/01/25 (Call 11/01/24)	738	740,074
Autodesk Inc.
2.40%, 12/15/31 (Call 09/15/31)	410	343,133
2.85%, 01/15/30 (Call 10/15/29)	677	605,807
3.50%, 06/15/27 (Call 03/15/27)	680	661,300
4.38%, 06/15/25 (Call 03/15/25)	225	228,375
Black Knight InfoServ LLC, 3.63%, 09/01/28 (Call 09/01/23)(b)	505	468,832
Boxer Parent Co. Inc.
7.13%, 10/02/25 (Call 06/01/22)(b)	420	428,392
9.13%, 03/01/26 (Call 05/10/22)(b)	285	288,497
Broadridge Financial Solutions Inc.
2.60%, 05/01/31 (Call 02/01/31)	330	282,378
2.90%, 12/01/29 (Call 09/01/29)	506	452,693
3.40%, 06/27/26 (Call 03/27/26)	240	235,277
Cadence Design Systems Inc., 4.38%, 10/15/24 (Call 07/15/24)	35	35,620
Camelot Finance SA, 4.50%, 11/01/26 (Call 11/01/22)(b)	415	392,100
Castle U.S. Holding Crop., 9.50%, 02/15/28 (Call 02/15/23)(b)	170	156,012
CDK Global Inc.
4.88%, 06/01/27 (Call 06/01/22)	415	418,112
5.00%, 10/15/24 (Call 07/15/24)	345	356,081
5.25%, 05/15/29 (Call 05/15/24)(b)	395	397,982
Change Healthcare Holdings LLC/Change Healthcare Finance Inc., 5.75%, 03/01/25 (Call 05/10/22)(b)	522	520,977
Citrix Systems Inc.
1.25%, 03/01/26 (Call 02/01/26)	695	680,780

Security	Par (000)	Value

Software (continued)
3.30%, 03/01/30 (Call 12/01/29)	$563	$555,844
4.50%, 12/01/27 (Call 09/01/27)	786	796,265
Clarivate Science Holdings Corp.
3.88%, 07/01/28 (Call 06/30/24)(b)	585	520,919
4.88%, 07/01/29 (Call 06/30/24)(b)	495	437,288
Consensus Cloud Solutions Inc.
6.00%, 10/15/26 (Call 10/15/23)(b)	190	181,393
6.50%, 10/15/28 (Call 10/15/26)(b)	260	244,085
Dun & Bradstreet Corp. (The), 5.00%, 12/15/29 (Call 12/15/24)(b)	260	241,657
Elastic NV, 4.13%, 07/15/29 (Call 07/15/24)(b)	300	268,950
Electronic Arts Inc.
1.85%, 02/15/31 (Call 11/15/30)	640	530,989
2.95%, 02/15/51 (Call 08/15/50)	425	317,199
4.80%, 03/01/26 (Call 12/01/25)	776	802,229
Fair Isaac Corp.
4.00%, 06/15/28 (Call 12/15/22)(b)	650	594,184
5.25%, 05/15/26 (Call 02/15/26)(b)	205	206,082
Fidelity National Information Services Inc.
0.60%, 03/01/24	570	540,696
1.15%, 03/01/26 (Call 02/01/26)	760	685,262
1.65%, 03/01/28 (Call 01/01/28)	555	480,475
2.25%, 03/01/31 (Call 12/01/30)	1,332	1,114,365
3.10%, 03/01/41 (Call 09/01/40)	445	349,076
4.50%, 08/15/46 (Call 02/15/46)	220	207,596
Fifth Third Bancorp., 4.06%, 04/25/28 (Call 04/25/27)	270	268,294
Fiserv Inc.
2.25%, 06/01/27 (Call 04/01/27)	653	598,736
2.65%, 06/01/30 (Call 03/01/30)	681	592,136
2.75%, 07/01/24 (Call 06/01/24)	1,423	1,399,122
3.20%, 07/01/26 (Call 05/01/26)	1,702	1,650,055
3.50%, 07/01/29 (Call 04/01/29)	859	803,071
3.80%, 10/01/23 (Call 09/01/23)	1,665	1,679,669
3.85%, 06/01/25 (Call 03/01/25)	1,193	1,195,326
4.20%, 10/01/28 (Call 07/01/28)	264	259,697
4.40%, 07/01/49 (Call 01/01/49)	1,126	1,014,515
Helios Software Holdings Inc./ION Corporate Solutions Finance Sarl, 4.63%, 05/01/28 (Call 05/01/24)(b)	275	243,295
Infor Inc.
1.45%, 07/15/23 (Call 06/15/23)(b)	45	44,000
1.75%, 07/15/25 (Call 06/15/25)(b)	985	916,828
Intuit Inc.
0.65%, 07/15/23	695	678,174
0.95%, 07/15/25 (Call 06/15/25)	817	757,408
1.35%, 07/15/27 (Call 05/15/27)	740	658,422
1.65%, 07/15/30 (Call 04/15/30)	691	577,006
Microsoft Corp.
2.00%, 08/08/23 (Call 06/08/23)	2,204	2,196,683
2.38%, 05/01/23 (Call 02/01/23)	640	640,448
2.40%, 08/08/26 (Call 05/08/26)	2,462	2,381,813
2.53%, 06/01/50 (Call 12/01/49)	4,045	3,051,952
2.68%, 06/01/60 (Call 12/01/59)	2,624	1,926,016
2.70%, 02/12/25 (Call 11/12/24)	874	866,536
2.88%, 02/06/24 (Call 12/06/23)	1,612	1,615,933
2.92%, 03/17/52 (Call 09/17/51)	5,249	4,274,156
3.04%, 03/17/62 (Call 09/17/61)	1,151	919,327
3.13%, 11/03/25 (Call 08/03/25)	988	990,687
3.30%, 02/06/27 (Call 11/06/26)	1,700	1,708,857
3.45%, 08/08/36 (Call 02/08/36)	854	816,484
3.50%, 02/12/35 (Call 08/12/34)	1,416	1,369,598

S C H E D U L E O F I N V E S T M E N T S	123

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
3.50%, 11/15/42	$33	$30,171
3.63%, 12/15/23 (Call 09/15/23)	495	501,772
3.70%, 08/08/46 (Call 02/08/46)	910	862,034
3.75%, 02/12/45 (Call 08/12/44)	75	70,774
3.95%, 08/08/56 (Call 02/08/56)	90	86,666
4.10%, 02/06/37 (Call 08/06/36)	310	318,509
4.20%, 11/03/35 (Call 05/03/35)	530	550,352
4.25%, 02/06/47 (Call 08/06/46)	350	362,432
4.50%, 10/01/40	100	106,324
4.50%, 02/06/57 (Call 08/06/56)	190	203,935
4.75%, 11/03/55 (Call 05/03/55)	0	110
5.30%, 02/08/41(c)	270	312,509
MicroStrategy Inc., 6.13%, 06/15/28 (Call 06/15/24)(b)(c)	330	303,689
Minerva Merger Sub Inc., 6.50%, 02/15/30 (Call 02/15/25)(b)	1,390	1,278,744
MSCI Inc.
3.25%, 08/15/33 (Call 08/15/27)(b)	350	295,550
3.63%, 09/01/30 (Call 03/01/25)(b)	525	464,268
3.63%, 11/01/31 (Call 11/01/26)(b)	310	272,546
3.88%, 02/15/31 (Call 06/01/25)(b)(c)	605	542,685
4.00%, 11/15/29 (Call 11/15/24)(b)	505	464,792
Open Text Corp.
3.88%, 02/15/28 (Call 02/15/23)(b)	515	469,469
3.88%, 12/01/29 (Call 12/01/24)(b)	500	444,560
Open Text Holdings Inc.
4.13%, 02/15/30 (Call 02/15/25)(b)	565	503,149
4.13%, 12/01/31 (Call 12/01/26)(b)	368	319,531
Oracle Corp.
1.65%, 03/25/26 (Call 02/25/26)	1,586	1,434,727
2.30%, 03/25/28 (Call 01/25/28)	1,146	998,693
2.40%, 09/15/23 (Call 07/15/23)	854	845,972
2.50%, 04/01/25 (Call 03/01/25)	615	587,393
2.65%, 07/15/26 (Call 04/15/26)	1,656	1,547,582
2.80%, 04/01/27 (Call 02/01/27)	855	790,764
2.88%, 03/25/31 (Call 12/25/30)	1,305	1,106,888
2.95%, 11/15/24 (Call 09/15/24)	1,074	1,053,143
2.95%, 05/15/25 (Call 02/15/25)	741	716,917
2.95%, 04/01/30 (Call 01/01/30)	1,840	1,594,250
3.25%, 11/15/27 (Call 08/15/27)	1,004	936,340
3.25%, 05/15/30 (Call 02/15/30)(c)	653	577,507
3.40%, 07/08/24 (Call 04/08/24)	993	990,438
3.60%, 04/01/40 (Call 10/01/39)	1,884	1,455,484
3.60%, 04/01/50 (Call 10/01/49)	2,325	1,669,257
3.63%, 07/15/23	636	640,592
3.65%, 03/25/41 (Call 09/25/40)	844	652,674
3.80%, 11/15/37 (Call 05/15/37)	1,322	1,083,842
3.85%, 07/15/36 (Call 01/15/36)	854	718,504
3.85%, 04/01/60 (Call 10/01/59)	2,647	1,860,815
3.90%, 05/15/35 (Call 11/15/34)	1,225	1,050,682
3.95%, 03/25/51 (Call 09/25/50)	1,449	1,101,936
4.00%, 07/15/46 (Call 01/15/46)	1,321	1,027,461
4.00%, 11/15/47 (Call 05/15/47)	1,855	1,433,303
4.10%, 03/25/61 (Call 09/25/60)	948	702,496
4.13%, 05/15/45 (Call 11/15/44)	1,378	1,087,628
4.30%, 07/08/34 (Call 01/08/34)	1,158	1,048,407
4.38%, 05/15/55 (Call 11/15/54)	825	647,839
4.50%, 07/08/44 (Call 01/08/44)	574	486,034
5.38%, 07/15/40	1,075	1,030,506
6.13%, 07/08/39	838	871,922

Security	Par (000)	Value

Software (continued)
6.50%, 04/15/38	$1,182	$1,285,827
Playtika Holding Corp., 4.25%, 03/15/29 (Call 03/15/24)(b)	325	292,714
PTC Inc.
3.63%, 02/15/25 (Call 05/31/22)(b)	300	291,903
4.00%, 02/15/28 (Call 02/15/23)(b)	295	274,503
Rackspace Technology Global Inc.
3.50%, 02/15/28 (Call 02/15/24)(b)	310	268,277
5.38%, 12/01/28 (Call 12/01/23)(b)	390	318,228
ROBLOX Corp., 3.88%, 05/01/30 (Call 11/01/24)(b)	585	502,363
Rocket Software Inc., 6.50%, 02/15/29 (Call 02/15/24)(b)	370	317,094
Roper Technologies Inc.
1.00%, 09/15/25 (Call 08/15/25)	457	417,958
1.40%, 09/15/27 (Call 07/15/27)	390	341,617
1.75%, 02/15/31 (Call 11/15/30)	996	804,967
2.00%, 06/30/30 (Call 03/30/30)	292	244,687
2.35%, 09/15/24 (Call 08/15/24)	640	623,258
2.95%, 09/15/29 (Call 06/15/29)	453	415,433
3.65%, 09/15/23 (Call 08/15/23)	1,343	1,351,179
3.80%, 12/15/26 (Call 09/15/26)	969	962,895
3.85%, 12/15/25 (Call 09/15/25)	745	747,570
4.20%, 09/15/28 (Call 06/15/28)	728	730,461
RRD Parent Inc., 10.00%, 10/15/31	400	517,764
salesforce.com Inc.
1.50%, 07/15/28 (Call 05/15/28)	500	441,640
1.95%, 07/15/31 (Call 04/15/31)	360	309,236
2.70%, 07/15/41 (Call 01/15/41)	310	246,000
2.90%, 07/15/51 (Call 01/15/51)	670	521,910
3.05%, 07/15/61 (Call 01/15/61)	755	575,703
3.70%, 04/11/28 (Call 01/11/28)	1,179	1,175,946
ServiceNow Inc., 1.40%, 09/01/30 (Call 06/01/30)	1,340	1,075,940
Skillz Inc., 10.25%, 12/15/26 (Call 12/15/23)(b)(c)	215	150,825
SS&C Technologies Inc., 5.50%, 09/30/27 (Call 05/31/22)(b)	1,083	1,062,531
Take-Two Interactive Software Inc.
3.30%, 03/28/24	400	397,844
3.55%, 04/14/25	360	356,544
3.70%, 04/14/27 (Call 03/14/27)	285	279,260
4.00%, 04/14/32 (Call 01/14/32)	335	319,486
Twilio Inc.
3.63%, 03/15/29 (Call 03/15/24)	270	237,975
3.88%, 03/15/31 (Call 03/15/26)	305	260,699
Veritas U.S. Inc./Veritas Bermuda Ltd., 7.50%, 09/01/25 (Call 05/31/22)(b)	1,035	916,099
VMware Inc.
0.60%, 08/15/23	145	140,311
1.00%, 08/15/24 (Call 08/15/22)	260	244,936
1.40%, 08/15/26 (Call 07/15/26)	10	8,962
1.80%, 08/15/28 (Call 06/15/28)	250	212,533
2.20%, 08/15/31 (Call 05/15/31)	15	12,193
3.90%, 08/21/27 (Call 05/21/27)	727	711,340
4.50%, 05/15/25 (Call 04/15/25)	495	501,880
4.65%, 05/15/27 (Call 03/15/27)	298	302,074
4.70%, 05/15/30 (Call 02/15/30)	946	940,523
Workday Inc.
3.50%, 04/01/27 (Call 03/01/27)	250	243,885
3.70%, 04/01/29 (Call 02/01/29)	270	258,530
3.80%, 04/01/32 (Call 01/01/32)	400	378,528
Ziff Davis Inc., 4.63%, 10/15/30 (Call 10/15/25)(b)	375	334,927

124	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 02/01/29 (Call 02/01/24)(b)	$370	$327,417

		122,945,075

Sovereign Debt Securities — 0.0%
JAB Holdings BV, 4.50%, 04/08/52 (Call 10/08/51)	400	343,204

Storage & Warehousing — 0.0%
GLP China Holdings Ltd.
2.95%, 03/29/26(d)	200	182,040
4.97%, 02/26/24(d)	400	399,436

		581,476

Telecommunications — 1.5%
Altice France Holding SA
6.00%, 02/15/28 (Call 02/15/23)(b)	755	623,645
10.50%, 05/15/27 (Call 05/15/22)(b)	919	930,221
Altice France SA, 5.50%, 10/15/29 (Call 10/15/24)(b)	1,215	1,045,933
Altice France SA/France
5.13%, 01/15/29 (Call 09/15/23)(b)	310	267,254
5.13%, 07/15/29 (Call 04/15/24)(b)	1,495	1,264,635
5.50%, 01/15/28 (Call 09/15/22)(b)	630	557,657
8.13%, 02/01/27 (Call 05/10/22)(b)	1,003	1,010,222
America Movil SAB de CV
2.88%, 05/07/30 (Call 02/07/30)	497	446,490
3.63%, 04/22/29 (Call 01/22/29)	585	559,435
4.38%, 07/16/42	499	471,600
4.38%, 04/22/49 (Call 10/22/48)	765	733,474
5.38%, 04/04/32 (Call 01/04/32)(d)	20	18,221
6.13%, 11/15/37	617	693,891
6.13%, 03/30/40	1,400	1,599,416
6.38%, 03/01/35	668	776,563
AT&T Inc.
0.90%, 03/25/24 (Call 05/10/22)	828	796,188
1.65%, 02/01/28 (Call 12/01/27)	1,441	1,258,843
1.70%, 03/25/26 (Call 03/25/23)	335	309,212
2.25%, 02/01/32 (Call 11/01/31)	1,672	1,392,341
2.30%, 06/01/27 (Call 04/01/27)	631	581,372
2.55%, 12/01/33 (Call 09/01/33)	2,935	2,431,794
2.75%, 06/01/31 (Call 03/01/31)	1,350	1,190,781
2.95%, 07/15/26 (Call 04/15/26)	440	427,126
3.10%, 02/01/43 (Call 08/01/42)	1,190	921,143
3.30%, 02/01/52 (Call 08/01/51)	1,553	1,176,568
3.40%, 05/15/25 (Call 05/11/22)	2,505	2,529,123
3.50%, 06/01/41 (Call 12/01/40)	2,294	1,907,690
3.50%, 09/15/53 (Call 03/15/53)	4,172	3,271,140
3.50%, 02/01/61 (Call 08/01/60)	1,220	906,082
3.55%, 09/15/55 (Call 03/15/55)	4,012	3,107,254
3.65%, 06/01/51 (Call 12/01/50)	1,514	1,225,916
3.65%, 09/15/59 (Call 03/15/59)	3,799	2,922,077
3.80%, 03/01/24 (Call 05/11/22)	16	16,264
3.80%, 02/15/27 (Call 11/15/26)	92	91,926
3.80%, 12/01/57 (Call 06/01/57)	2,996	2,404,440
3.85%, 06/01/60 (Call 12/01/59)	920	729,808
3.88%, 01/15/26 (Call 10/15/25)	150	151,692
3.90%, 03/11/24 (Call 05/11/22)	1,004	1,023,176
3.95%, 01/15/25 (Call 05/11/22)	593	605,785
4.10%, 02/15/28 (Call 11/15/27)	685	688,521
4.13%, 02/17/26 (Call 05/11/22)	235	242,365
4.25%, 03/01/27 (Call 12/01/26)	140	142,904
4.30%, 02/15/30 (Call 11/15/29)	1,442	1,447,624
4.30%, 12/15/42 (Call 06/15/42)	435	400,944

Security	Par (000)	Value

Telecommunications (continued)
4.35%, 03/01/29 (Call 12/01/28)	$1,593	$1,610,173
4.35%, 06/15/45 (Call 12/15/44)	360	328,036
4.45%, 04/01/24 (Call 05/11/22)	1,253	1,285,653
4.50%, 05/15/35 (Call 11/15/34)	1,956	1,925,760
4.50%, 03/09/48 (Call 09/09/47)	805	757,851
4.55%, 03/09/49 (Call 09/09/48)	483	457,377
4.65%, 06/01/44 (Call 12/01/43)	359	340,709
4.75%, 05/15/46 (Call 11/15/45)	780	767,731
4.80%, 06/15/44 (Call 12/15/43)	185	178,532
4.85%, 03/01/39 (Call 09/01/38)	986	986,661
4.85%, 07/15/45 (Call 01/15/45)	1,002	971,389
4.90%, 08/15/37 (Call 02/14/37)	723	731,850
4.90%, 06/15/42	1,097	1,087,961
5.15%, 03/15/42	963	985,630
5.15%, 11/15/46 (Call 05/15/46)	125	129,634
5.15%, 02/15/50 (Call 08/14/49)	992	1,032,464
5.25%, 03/01/37 (Call 09/01/36)	270	287,375
5.35%, 09/01/40	201	212,304
5.45%, 03/01/47 (Call 09/01/46)	505	549,263
5.55%, 08/15/41	110	117,555
5.65%, 02/15/47 (Call 08/15/46)	900	998,235
5.70%, 03/01/57 (Call 09/01/56)	585	644,208
6.00%, 08/15/40 (Call 05/15/40)	340	379,936
6.15%, 09/15/34	125	140,368
6.25%, 03/29/41	246	284,344
6.30%, 01/15/38	92	106,208
6.38%, 03/01/41	699	833,928
6.55%, 02/15/39	260	307,037
Avaya Inc., 6.13%, 09/15/28 (Call 09/15/23)(b)	570	526,908
Axiata SPV2 Bhd, 2.16%, 08/19/30 (Call 05/19/30)(d)	1,000	868,480
Axiata SPV5 Labuan Ltd., 3.06%, 08/19/50 (Call 02/19/50)(d)	800	614,448
Bell Canada, Series US-6, 3.20%, 02/15/52 (Call 08/15/51)	100	77,888
Bell Telephone Co. of Canada or Bell Canada (The)
3.65%, 08/15/52 (Call 02/15/52)	175	147,299
4.30%, 07/29/49 (Call 01/29/49)	639	600,277
4.46%, 04/01/48 (Call 10/01/47)	381	365,760
Series US-3, 0.75%, 03/17/24	255	243,522
Series US-4, 3.65%, 03/17/51 (Call 09/17/50)	331	278,775
Series US-5, 2.15%, 02/15/32 (Call 11/15/31)	625	523,019
Bharti Airtel International Netherlands BV, 5.35%, 05/20/24(d)	400	410,084
Bharti Airtel Ltd.
3.25%, 06/03/31(d)	1,800	1,540,854
4.38%, 06/10/25(d)	500	499,985
British Telecommunications PLC
3.25%, 11/08/29 (Call 08/08/29)(b)	500	450,405
4.25%, 11/08/49 (Call 05/08/49)(b)	425	362,669
4.25%, 11/23/81 (Call 11/23/26)(a)(b)	250	235,093
4.50%, 12/04/23 (Call 11/04/23)	753	763,580
4.88%, 11/23/81 (Call 08/23/31)(a)(b)	280	259,843
5.13%, 12/04/28 (Call 09/04/28)	755	770,115
9.63%, 12/15/30	1,367	1,747,381
C&W Senior Financing DAC, 6.88%, 09/15/27 (Call 09/15/22)(b)	770	748,640
Ciena Corp., 4.00%, 01/31/30 (Call 01/31/25)(b)	230	209,613
Cisco Systems Inc.
2.20%, 09/20/23 (Call 07/20/23)	549	545,558
2.50%, 09/20/26 (Call 06/20/26)	980	947,386

S C H E D U L E O F I N V E S T M E N T S	125

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
2.95%, 02/28/26	$458	$452,646
3.50%, 06/15/25	205	206,679
3.63%, 03/04/24	557	564,636
5.50%, 01/15/40	1,124	1,290,678
5.90%, 02/15/39	617	735,316
Colombia Telecomunicaciones SA ESP, 4.95%, 07/17/30 (Call 04/17/30)(d)	250	224,903
CommScope Inc.
4.75%, 09/01/29 (Call 09/01/24)(b)	715	599,249
6.00%, 03/01/26 (Call 05/31/22)(b)	944	892,609
7.13%, 07/01/28 (Call 07/01/23)(b)(c)	450	359,284
8.25%, 03/01/27 (Call 05/31/22)(b)	600	510,018
CommScope Technologies LLC
5.00%, 03/15/27 (Call 05/10/22)(b)	505	396,122
6.00%, 06/15/25 (Call 05/10/22)(b)	789	692,355
Connect Finco Sarl/Connect U.S. Finco LLC, 6.75%, 10/01/26 (Call 10/01/22)(b)	1,440	1,409,083
Consolidated Communications Inc.
5.00%, 10/01/28 (Call 10/01/23)(b)	300	245,394
6.50%, 10/01/28 (Call 10/01/23)(b)	435	377,915
Corning Inc.
3.90%, 11/15/49 (Call 05/15/49)	212	186,897
4.38%, 11/15/57 (Call 05/15/57)	818	738,229
4.70%, 03/15/37	61	59,889
4.75%, 03/15/42	659	660,865
5.35%, 11/15/48 (Call 05/15/48)	115	123,900
5.45%, 11/15/79 (Call 05/19/79)	465	456,625
5.75%, 08/15/40	228	252,660
5.85%, 11/15/68 (Call 05/15/68)	372	404,546
Deutsche Telekom AG, 3.63%, 01/21/50 (Call 07/21/49)(b)	1,050	861,252
Deutsche Telekom International Finance BV
2.49%, 09/19/23 (Call 07/19/23)(b)	30	29,699
3.60%, 01/19/27 (Call 10/19/26)(b)	398	392,866
4.38%, 06/21/28 (Call 03/21/28)(b)	475	482,448
4.75%, 06/21/38 (Call 12/21/37)(b)	290	288,608
4.88%, 03/06/42(b)	270	267,008
8.75%, 06/15/30	1,880	2,383,464
9.25%, 06/01/32	399	543,458
Digicel International Finance Ltd./Digicel international Holdings Ltd.
8.75%, 05/25/24 (Call 05/16/22)(c)(d)	600	589,704
8.75%, 05/25/24 (Call 05/16/22)(d)	400	394,044
DKT Finance ApS, 9.38%, 06/17/23 (Call 05/10/22)(b)	258	257,128
Embarq Corp., 8.00%, 06/01/36	880	792,396
Emirates Telecommunications Group Co. PJSC, 3.50%, 06/18/24(d)	400	402,408
Empresa Nacional de Telecomunicaciones SA
3.05%, 09/14/32 (Call 06/14/32)(d)	400	336,724
4.75%, 08/01/26 (Call 05/03/26)(d)	600	599,862
Frontier Communications Holdings LLC
5.00%, 05/01/28 (Call 05/01/24)(b)	1,113	1,016,147
5.88%, 10/15/27 (Call 10/15/23)(b)	710	679,832
5.88%, 11/01/29 (Call 11/01/24)	490	427,020
6.00%, 01/15/30 (Call 10/15/24)(b)(c)	665	579,308
6.75%, 05/01/29 (Call 05/01/24)(b)	610	554,276
Frontier Florida LLC, Series E, 6.86%, 02/01/28(c)	150	147,935
Frontier North Inc., Series G, 6.73%, 02/15/28	200	198,914
Globe Telecom Inc., 4.20%, (Call 08/02/26)(a)(d)(e)	600	579,132
HKT Capital No. 2 Ltd., 3.63%, 04/02/25(d)	420	417,556

Security	Par (000)	Value

Telecommunications (continued)
HKT Capital No. 4 Ltd., 3.00%, 07/14/26(d)	$600	$576,774
HKT Capital No. 5 Ltd., 3.25%, 09/30/29(d)	400	368,892
Hughes Satellite Systems Corp.
5.25%, 08/01/26	368	360,092
6.63%, 08/01/26	500	500,520
Iliad Holding SAS
6.50%, 10/15/26 (Call 10/15/23)(b)	715	688,524
7.00%, 10/15/28 (Call 10/15/24)(b)	520	495,945
Intelsat Jackson Holdings SA, 6.50%, 03/15/30 (Call 03/15/25)(b)	1,790	1,686,699
Intrado Corp., 8.50%, 10/15/25 (Call 05/31/22)(b)(c)	600	532,914
Juniper Networks Inc.
1.20%, 12/10/25 (Call 11/10/25)	688	627,669
2.00%, 12/10/30 (Call 09/10/30)	375	307,238
3.75%, 08/15/29 (Call 05/15/29)	602	575,067
5.95%, 03/15/41	484	501,719
Kenbourne Invest SA, 6.88%, 11/26/24 (Call 05/30/22)(d)	200	191,496
Koninklijke KPN NV, 8.38%, 10/01/30	170	211,285
KT Corp.
1.00%, 09/01/25(d)	400	368,092
2.50%, 07/18/26(b)(c)	475	454,090
Level 3 Financing Inc.
3.40%, 03/01/27 (Call 01/01/27)(b)	867	785,173
3.63%, 01/15/29 (Call 01/15/24)(b)	560	455,734
3.75%, 07/15/29 (Call 01/15/24)(b)	680	552,303
3.88%, 11/15/29 (Call 08/15/29)(b)	250	220,693
4.25%, 07/01/28 (Call 07/01/23)(b)	855	723,373
4.63%, 09/15/27 (Call 09/15/22)(b)	629	566,691
5.25%, 03/15/26 (Call 05/31/22)	419	408,269
5.38%, 05/01/25 (Call 05/31/22)	355	352,245
Ligado Networks LLC
15.50%, 11/01/23, (15.50% PIK)(b)(g)	1,665	1,138,810
17.50%, 05/01/24, (17.50% PIK)(b)(g)	297	143,479
Liquid Telecommunications Financing Plc, 5.50%, 09/04/26 (Call 03/04/23)(d)	600	575,160
LogMeIn Inc., 5.50%, 09/01/27 (Call 09/01/23)(b)	505	445,309
Lumen Technologies Inc.
4.00%, 02/15/27 (Call 02/15/23)(b)	765	680,406
4.50%, 01/15/29 (Call 01/15/24)(b)	605	478,930
5.13%, 12/15/26 (Call 12/15/22)(b)(c)	790	715,835
5.38%, 06/15/29 (Call 06/15/24)(b)	585	477,489
5.63%, 04/01/25 (Call 01/01/25)	279	271,927
Series G, 6.88%, 01/15/28	295	278,153
Series P, 7.60%, 09/15/39	320	279,664
Series U, 7.65%, 03/15/42	360	319,507
Series W, 6.75%, 12/01/23	494	502,329
Series Y, 7.50%, 04/01/24 (Call 01/01/24)	696	714,896
Maxar Technologies Inc., 7.54%, 12/31/27 (Call 06/25/24)(b)	90	92,927
Millicom International Cellular SA
4.50%, 04/27/31 (Call 04/27/26)(d)	600	519,996
6.25%, 03/25/29 (Call 03/25/24)(c)(d)	180	178,443
Motorola Solutions Inc.
2.30%, 11/15/30 (Call 08/15/30)	702	575,156
2.75%, 05/24/31 (Call 02/24/31)	630	528,967
4.00%, 09/01/24	503	506,627
4.60%, 02/23/28 (Call 11/23/27)	696	693,460
4.60%, 05/23/29 (Call 02/23/29)	840	823,939
5.50%, 09/01/44	238	237,462

126	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
MTN Mauritius Investments Ltd.
4.76%, 11/11/24(d)	$740	$734,709
6.50%, 10/13/26(d)	200	207,450
NBN Co. Ltd.
0.88%, 10/08/24 (Call 09/08/24)(b)	200	187,360
1.45%, 05/05/26 (Call 04/05/26)(b)	405	366,752
2.50%, 01/08/32 (Call 10/08/31)(b)	5	4,254
2.63%, 05/05/31 (Call 02/05/31)(b)	1,240	1,077,585
Network i2i Ltd., 3.98%, (d)(e)	400	367,300
Nokia OYJ
4.38%, 06/12/27	351	341,530
6.63%, 05/15/39	325	375,157
NTT Finance Corp.
0.58%, 03/01/24(b)	1,470	1,401,189
1.16%, 04/03/26 (Call 03/03/26)(b)	2,695	2,434,474
1.59%, 04/03/28 (Call 02/03/28)(b)	1,787	1,569,147
2.07%, 04/03/31 (Call 01/03/31)(b)	1,065	914,973
Ooredoo International Finance Ltd.
2.63%, 04/08/31(d)	600	539,742
3.75%, 06/22/26(d)	400	401,012
3.88%, 01/31/28(b)	400	405,552
4.50%, 01/31/43(b)	200	205,590
Orange SA
5.38%, 01/13/42	425	454,159
5.50%, 02/06/44 (Call 08/06/43)	794	878,196
9.00%, 03/01/31	1,226	1,614,274
Oztel Holdings SPC Ltd.
5.63%, 10/24/23(d)	400	402,648
6.63%, 04/24/28(d)	450	466,002
Plantronics Inc., 4.75%, 03/01/29 (Call 03/01/24)(b)(c)	345	350,517
PLDT Inc., 3.45%, 06/23/50 (Call 03/23/50)(d)	400	329,468
Qwest Corp., 7.25%, 09/15/25	153	165,815
Rogers Communications Inc.
2.90%, 11/15/26 (Call 08/15/26)	165	158,131
2.95%, 03/15/25 (Call 03/15/23)(b)	700	683,291
3.20%, 03/15/27 (Call 02/15/27)(b)	635	605,498
3.63%, 12/15/25 (Call 09/15/25)	805	800,790
3.70%, 11/15/49 (Call 05/15/49)	736	585,105
3.80%, 03/15/32 (Call 12/15/31)(b)	565	521,156
4.10%, 10/01/23 (Call 07/01/23)	473	477,744
4.30%, 02/15/48 (Call 08/15/47)	620	541,384
4.35%, 05/01/49 (Call 11/01/48)	858	756,456
4.50%, 03/15/42 (Call 09/15/41)(b)	415	378,600
4.50%, 03/15/43 (Call 09/15/42)	462	422,462
4.55%, 03/15/52 (Call 09/15/51)(b)	925	821,983
5.00%, 03/15/44 (Call 09/15/43)	744	717,261
5.25%, 03/15/82 (Call 03/15/27)(a)(b)	245	232,792
5.45%, 10/01/43 (Call 04/01/43)	130	132,790
7.50%, 08/15/38	70	89,116
Saudi Telecom Co., 3.89%, 05/13/29(d)	800	805,888
SES Global Americas Holdings GP, 5.30%, 03/25/44(b)	419	374,532
SingTel Group Treasury Pte Ltd.
1.88%, 06/10/30 (Call 03/10/30)(d)	600	521,766
2.38%, 08/28/29 (Call 05/28/29)(d)	800	732,536
3.25%, 06/30/25(d)	400	397,536
3.88%, 08/28/28 (Call 05/28/28)(d)	400	404,136
Sprint Capital Corp.
6.88%, 11/15/28	1,480	1,623,634
8.75%, 03/15/32	1,205	1,531,543

Security	Par (000)	Value

Telecommunications (continued)
Sprint Corp.
7.13%, 06/15/24	$1,475	$1,551,685
7.63%, 02/15/25 (Call 11/15/24)	940	1,000,893
7.63%, 03/01/26 (Call 11/01/25)	1,005	1,094,083
7.88%, 09/15/23	2,620	2,750,712
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 4.74%, 03/20/25 (Call 03/20/24)(b)	338	341,175
Switch Ltd.
3.75%, 09/15/28 (Call 09/15/23)(b)	410	384,514
4.13%, 06/15/29 (Call 06/15/24)(b)(c)	374	358,000
Telecom Italia Capital SA
6.00%, 09/30/34	650	556,439
6.38%, 11/15/33	655	579,354
7.20%, 07/18/36	635	573,722
7.72%, 06/04/38	603	566,012
Telecom Italia SpA/Milano, 5.30%, 05/30/24(b)	885	867,512
Telefonica Celular del Paraguay SA, 5.88%, 04/15/27(d)	400	401,952
Telefonica Emisiones SA
4.10%, 03/08/27	792	784,048
4.67%, 03/06/38	595	554,736
4.90%, 03/06/48	866	789,498
5.21%, 03/08/47	1,356	1,280,145
5.52%, 03/01/49 (Call 09/01/48)	846	840,729
7.05%, 06/20/36	1,165	1,344,573
Telefonica Europe BV, 8.25%, 09/15/30	1,182	1,470,254
Telefonica Moviles Chile SA, 3.54%, 11/18/31 (Call 08/18/31)(d)	200	176,046
Telesat Canada/Telesat LLC
4.88%, 06/01/27 (Call 12/01/22)(b)	255	173,390
5.63%, 12/06/26 (Call 12/06/23)(b)	260	185,676
6.50%, 10/15/27 (Call 10/15/22)(b)	285	121,575
Telstra Corp. Ltd., 3.13%, 04/07/25 (Call 01/07/25)(b)	430	425,291
TELUS Corp.
2.80%, 02/16/27 (Call 11/16/26)	180	173,151
3.40%, 05/13/32 (Call 02/13/32)	400	366,772
3.70%, 09/15/27 (Call 06/15/27)	397	396,730
4.30%, 06/15/49 (Call 12/15/48)	183	174,403
4.60%, 11/16/48 (Call 05/16/48)	543	536,283
T-Mobile USA Inc.
1.50%, 02/15/26 (Call 01/15/26)	465	424,503
2.05%, 02/15/28 (Call 12/15/27)	1,005	886,742
2.25%, 02/15/26 (Call 02/15/23)	575	528,574
2.25%, 02/15/26 (Call 02/15/23)(b)	440	405,684
2.25%, 11/15/31 (Call 08/15/31)	980	803,737
2.40%, 03/15/29 (Call 01/15/29)(b)	98	85,863
2.55%, 02/15/31 (Call 11/15/30)	1,669	1,421,103
2.63%, 04/15/26 (Call 04/15/23)	675	629,572
2.63%, 02/15/29 (Call 02/15/24)	635	549,377
2.70%, 03/15/32 (Call 12/15/31)(b)	190	161,464
2.88%, 02/15/31 (Call 02/15/26)	590	502,102
3.00%, 02/15/41 (Call 08/15/40)	1,357	1,035,934
3.30%, 02/15/51 (Call 08/15/50)	1,577	1,183,917
3.38%, 04/15/29 (Call 04/15/24)	740	673,060
3.38%, 04/15/29 (Call 04/15/24)(b)	585	529,554
3.40%, 10/15/52 (Call 04/15/52)(b)	1,325	1,003,489
3.50%, 04/15/25 (Call 03/15/25)	2,043	2,018,075
3.50%, 04/15/31 (Call 04/15/26)	815	726,214
3.50%, 04/15/31 (Call 04/15/26)(b)	670	593,875

S C H E D U L E O F I N V E S T M E N T S	127

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
3.60%, 11/15/60 (Call 05/15/60)	$935	$699,221
3.60%, 11/15/60 (Call 05/15/60)(b)	675	503,955
3.75%, 04/15/27 (Call 02/15/27)	1,992	1,939,511
3.88%, 04/15/30 (Call 01/15/30)	3,787	3,584,395
4.38%, 04/15/40 (Call 10/15/39)	1,063	978,630
4.50%, 04/15/50 (Call 10/15/49)	1,486	1,354,058
4.75%, 02/01/28 (Call 02/01/23)	1,046	1,032,548
5.38%, 04/15/27 (Call 05/10/22)(c)	350	357,511
Total Play Telecomunicaciones SA de CV
6.38%, 09/20/28 (Call 09/30/25)(d)	400	335,192
7.50%, 11/12/25(d)	200	186,418
Tower Bersama Infrastructure, 2.80%, 05/02/27 (Call 11/02/26)(d)	200	184,854
Tower Bersama Infrastructure Tbk PT, 2.75%, 01/20/26 (Call 12/20/25)(d)	400	378,668
Turk Telekomunikasyon AS
4.88%, 06/19/24(d)	400	381,252
6.88%, 02/28/25(d)	200	195,718
Turkcell Iletisim Hizmetleri AS, 5.80%, 04/11/28 (Call 01/11/28)(d)	600	542,064
United States Cellular Corp., 6.70%, 12/15/33(c)	388	397,832
Verizon Communications Inc.
0.75%, 03/22/24	515	494,580
0.85%, 11/20/25 (Call 10/20/25)	1,097	999,806
1.45%, 03/20/26 (Call 02/20/26)	1,023	938,664
1.50%, 09/18/30 (Call 06/18/30)	140	113,744
1.68%, 10/30/30 (Call 07/30/30)	1,066	866,487
1.75%, 01/20/31 (Call 10/20/30)	2,315	1,886,216
2.10%, 03/22/28 (Call 01/22/28)	1,010	906,091
2.36%, 03/15/32	2,877	2,424,304
2.55%, 03/21/31 (Call 12/21/30)	2,192	1,902,590
2.63%, 08/15/26	851	808,424
2.65%, 11/20/40 (Call 05/20/40)	3,320	2,513,207
2.85%, 09/03/41 (Call 03/03/41)	640	500,813
2.88%, 11/20/50 (Call 05/20/50)	2,278	1,663,532
2.99%, 10/30/56 (Call 04/30/56)	1,958	1,393,352
3.00%, 03/22/27 (Call 01/22/27)	430	411,665
3.00%, 11/20/60 (Call 05/20/60)	1,565	1,092,417
3.15%, 03/22/30 (Call 12/22/29)	1,312	1,203,878
3.38%, 02/15/25	792	791,287
3.40%, 03/22/41 (Call 09/22/40)	2,348	1,976,617
3.50%, 11/01/24 (Call 08/01/24)	591	595,492
3.55%, 03/22/51 (Call 09/22/50)	1,940	1,595,728
3.70%, 03/22/61 (Call 09/22/60)	2,098	1,679,260
3.85%, 11/01/42 (Call 05/01/42)	1,195	1,057,993
3.88%, 02/08/29 (Call 11/08/28)	775	766,297
3.88%, 03/01/52 (Call 09/01/51)	540	471,749
4.00%, 03/22/50 (Call 09/22/49)	1,500	1,342,935
4.02%, 12/03/29 (Call 09/03/29)	1,563	1,529,036
4.13%, 03/16/27	1,907	1,918,823
4.13%, 08/15/46	718	651,628
4.27%, 01/15/36	1,074	1,038,526
4.33%, 09/21/28	1,937	1,949,087
4.40%, 11/01/34 (Call 05/01/34)	1,234	1,220,253
4.50%, 08/10/33	1,482	1,474,732
4.52%, 09/15/48	269	262,001
4.75%, 11/01/41	470	466,484
4.81%, 03/15/39	978	1,003,320
4.86%, 08/21/46	1,632	1,648,222
5.01%, 04/15/49	150	158,031

Security	Par (000)	Value

Telecommunications (continued)
5.01%, 08/21/54	$35	$37,037
5.25%, 03/16/37	225	240,683
5.50%, 03/16/47	575	640,682
6.40%, 09/15/33	95	110,302
6.55%, 09/15/43	125	158,325
ViaSat Inc.
5.63%, 09/15/25 (Call 05/10/22)(b)	575	534,221
5.63%, 04/15/27 (Call 05/10/22)(b)	290	269,262
6.50%, 07/15/28 (Call 07/15/23)(b)	385	332,998
Viavi Solutions Inc., 3.75%, 10/01/29 (Call 10/01/24)(b)	210	188,836
Vmed O2 UK Financing I PLC
4.25%, 01/31/31 (Call 01/31/26)(b)	885	748,383
4.75%, 07/15/31 (Call 07/15/26)(b)	780	672,961
Vodafone Group PLC
3.25%, 06/04/81 (Call 06/04/26)(a)	150	136,161
4.13%, 05/30/25	1,096	1,109,974
4.13%, 06/04/81 (Call 03/04/31)(a)	600	518,232
4.25%, 09/17/50	997	865,565
4.38%, 05/30/28	1,140	1,157,556
4.38%, 02/19/43	577	521,891
4.88%, 06/19/49	883	845,808
5.00%, 05/30/38	824	818,957
5.13%, 06/19/59	1,205	1,166,922
5.13%, 06/04/81 (Call 12/04/50)(a)	595	495,421
5.25%, 05/30/48	1,563	1,562,594
6.15%, 02/27/37	621	688,031
6.25%, 11/30/32	290	326,784
7.00%, 04/04/79 (Call 01/04/29)(a)	1,215	1,286,503
7.88%, 02/15/30	255	308,991
Windstream Escrow LLC/Windstream Escrow Finance Corp., 7.75%, 08/15/28 (Call 08/15/23)(b)	911	872,856
Xiaomi Best Time International Ltd.
3.38%, 04/29/30(d)	800	700,400
4.10%, 07/14/51 (Call 01/14/51)(d)	400	296,888
Zayo Group Holdings Inc.
4.00%, 03/01/27 (Call 05/31/22)(b)	1,040	907,962
6.13%, 03/01/28 (Call 03/01/23)(b)	625	524,119

		267,534,145

Textiles — 0.0%
Eagle Intermediate Global Holding BV/Ruyi U.S. Finance LLC, 7.50%, 05/01/25 (Call 05/09/22)(d)	200	179,648

Toys, Games & Hobbies — 0.0%
Hasbro Inc.
3.00%, 11/19/24 (Call 10/19/24)	474	468,435
3.50%, 09/15/27 (Call 06/15/27)	559	537,384
3.55%, 11/19/26 (Call 09/19/26)	515	504,551
3.90%, 11/19/29 (Call 08/19/29)	346	329,776
5.10%, 05/15/44 (Call 11/15/43)	430	412,048
6.35%, 03/15/40	315	342,833
Mattel Inc.
3.38%, 04/01/26 (Call 04/01/23)(b)	382	371,529
3.75%, 04/01/29 (Call 04/01/24)(b)	380	361,961
5.45%, 11/01/41 (Call 05/01/41)	180	180,724
5.88%, 12/15/27 (Call 12/15/22)(b)(c)	420	429,479
6.20%, 10/01/40	203	212,661
		4,151,381

128	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation — 0.6%
Altera Infrastructure LP/Teekay Offshore Finance Corp., 8.50%, 07/15/23 (Call 05/16/22)(b)	$350	$192,500
AP Moller - Maersk A/S
3.88%, 09/28/25 (Call 06/28/25)(b)	290	291,427
4.50%, 06/20/29 (Call 03/20/29)(b)	390	392,894
AVIC International Finance & Investment Ltd., 3.30%, 09/23/30 (Call 06/23/30)(d)	400	340,504
Burlington Northern Santa Fe LLC
2.88%, 06/15/52 (Call 12/15/51)	110	84,451
3.00%, 04/01/25 (Call 01/01/25)	290	287,199
3.05%, 02/15/51 (Call 08/15/50)	295	235,490
3.25%, 06/15/27 (Call 03/15/27)	786	774,351
3.30%, 09/15/51 (Call 03/15/51)	745	619,333
3.40%, 09/01/24 (Call 06/01/24)	299	300,193
3.55%, 02/15/50 (Call 08/15/49)	168	146,822
3.65%, 09/01/25 (Call 06/01/25)	230	231,983
3.75%, 04/01/24 (Call 01/01/24)	200	202,554
3.85%, 09/01/23 (Call 06/01/23)	559	565,138
3.90%, 08/01/46 (Call 02/01/46)	469	433,590
4.05%, 06/15/48 (Call 12/15/47)	686	649,964
4.13%, 06/15/47 (Call 12/15/46)	283	270,146
4.15%, 04/01/45 (Call 10/01/44)	800	758,152
4.15%, 12/15/48 (Call 06/15/48)	288	276,057
4.38%, 09/01/42 (Call 03/01/42)	810	789,426
4.40%, 03/15/42 (Call 09/15/41)	115	113,587
4.45%, 03/15/43 (Call 09/15/42)	590	579,805
4.55%, 09/01/44 (Call 03/01/44)	283	282,525
4.70%, 09/01/45 (Call 03/01/45)	623	632,974
4.90%, 04/01/44 (Call 10/01/43)	595	619,008
4.95%, 09/15/41 (Call 03/15/41)	110	114,928
5.05%, 03/01/41 (Call 09/01/40)	383	405,953
5.15%, 09/01/43 (Call 03/01/43)	270	289,777
5.40%, 06/01/41 (Call 12/01/40)	285	314,269
5.75%, 05/01/40 (Call 11/01/39)	520	590,881
6.15%, 05/01/37	25	29,580
6.20%, 08/15/36	160	190,222
7.00%, 12/15/25	100	111,522
Canadian National Railway Co.
2.45%, 05/01/50 (Call 11/01/49)	820	586,046
2.75%, 03/01/26 (Call 12/01/25)	310	300,626
2.95%, 11/21/24 (Call 08/21/24)	400	396,012
3.20%, 08/02/46 (Call 02/02/46)	408	340,676
3.65%, 02/03/48 (Call 08/03/47)	771	687,054
4.45%, 01/20/49 (Call 07/20/48)	315	317,539
6.20%, 06/01/36	200	232,714
6.25%, 08/01/34	8	9,342
6.38%, 11/15/37	20	23,624
6.90%, 07/15/28	270	314,293
Canadian Pacific Railway Co.
1.75%, 12/02/26 (Call 11/02/26)	145	133,203
2.05%, 03/05/30 (Call 12/05/29)	245	212,197
2.45%, 12/02/31 (Call 09/02/31)	345	300,205
2.90%, 02/01/25 (Call 11/01/24)	1,073	1,052,366
3.00%, 12/02/41 (Call 06/02/41)	210	170,837
3.10%, 12/02/51 (Call 06/02/51)	525	403,210
4.00%, 06/01/28 (Call 03/01/28)	350	352,436
4.80%, 09/15/35 (Call 03/15/35)	280	288,000
4.80%, 08/01/45 (Call 02/01/45)	347	352,913
5.95%, 05/15/37	555	636,985
6.13%, 09/15/2115 (Call 03/15/15)	513	565,085

Security	Par (000)	Value

Transportation (continued)
7.13%, 10/15/31	$353	$428,793
Cargo Aircraft Management Inc., 4.75%, 02/01/28 (Call 02/01/23)(b)	385	362,262
Carriage Purchaser Inc., 7.88%, 10/15/29 (Call 10/15/24)(b)	185	162,850
CH Robinson Worldwide Inc., 4.20%, 04/15/28 (Call 01/15/28)	190	188,072
CRCC Chengan Ltd., 3.97%, (Call 06/27/24)(a)(d)(e)	1,200	1,198,308
CSX Corp.
2.40%, 02/15/30 (Call 11/15/29)	332	294,700
2.50%, 05/15/51 (Call 11/15/50)	680	475,667
2.60%, 11/01/26 (Call 08/01/26)	405	385,374
3.25%, 06/01/27 (Call 03/01/27)	1,234	1,192,587
3.35%, 11/01/25 (Call 08/01/25)	230	227,794
3.35%, 09/15/49 (Call 03/15/49)	248	203,940
3.40%, 08/01/24 (Call 05/01/24)	1,241	1,242,241
3.80%, 03/01/28 (Call 12/01/27)	1,042	1,034,956
3.80%, 11/01/46 (Call 05/01/46)	643	568,361
3.80%, 04/15/50 (Call 10/15/49)	115	101,661
3.95%, 05/01/50 (Call 11/01/49)	475	430,155
4.10%, 03/15/44 (Call 09/15/43)	475	432,692
4.25%, 03/15/29 (Call 12/15/28)	460	462,548
4.25%, 11/01/66 (Call 05/01/66)	380	341,403
4.30%, 03/01/48 (Call 09/01/47)	611	581,953
4.40%, 03/01/43 (Call 09/01/42)	103	96,617
4.50%, 03/15/49 (Call 09/15/48)	720	701,215
4.50%, 08/01/54 (Call 02/01/54)	250	242,107
4.65%, 03/01/68 (Call 09/01/67)	287	273,686
4.75%, 05/30/42 (Call 11/30/41)	434	430,476
4.75%, 11/15/48 (Call 05/15/48)	328	330,391
5.50%, 04/15/41 (Call 10/15/40)	80	86,249
6.00%, 10/01/36	145	164,706
6.15%, 05/01/37	432	499,111
6.22%, 04/30/40	330	388,582
Danaos Corp., 8.50%, 03/01/28 (Call 03/01/24)(b)	305	316,425
Eastern Creation II Investment Holdings Ltd., 1.00%, 09/10/23(d)	1,000	970,000
Empresa de los Ferrocarriles del Estado
3.07%, 08/18/50(d)	600	419,532
3.83%, 09/14/61 (Call 03/14/61)(d)	200	152,860
Empresa de Transporte de Pasajeros Metro SA
3.65%, 05/07/30 (Call 02/07/30)(d)	200	187,388
3.69%, 09/13/61 (Call 03/13/61)(d)	400	290,008
4.70%, 05/07/50 (Call 11/07/49)(d)	400	364,204
5.00%, 01/25/47 (Call 07/25/46)(d)	600	556,782
ENA Master Trust, 4.00%, 05/19/48 (Call 02/19/48)(d)	400	371,000
FedEx Corp.
2.40%, 05/15/31 (Call 02/15/31)(c)	380	326,021
3.10%, 08/05/29 (Call 05/05/29)	550	509,806
3.25%, 04/01/26 (Call 01/01/26)	1,000	984,090
3.25%, 05/15/41 (Call 11/15/40)	735	590,198
3.40%, 02/15/28 (Call 11/15/27)	305	294,416
3.88%, 08/01/42	180	155,081
3.90%, 02/01/35	994	910,663
4.05%, 02/15/48 (Call 08/15/47)	583	503,246
4.10%, 04/15/43	360	315,425
4.10%, 02/01/45	250	216,527
4.20%, 10/17/28 (Call 07/17/28)	290	292,636
4.25%, 05/15/30 (Call 02/15/30)	322	318,703
4.40%, 01/15/47 (Call 07/15/46)	600	546,378

S C H E D U L E O F I N V E S T M E N T S	129

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
4.55%, 04/01/46 (Call 10/01/45)	$669	$619,106
4.75%, 11/15/45 (Call 05/15/45)	578	549,747
4.90%, 01/15/34	196	202,590
4.95%, 10/17/48 (Call 04/17/48)	345	338,693
5.10%, 01/15/44	736	732,997
5.25%, 05/15/50 (Call 11/15/49)(c)	1,016	1,040,740
Series 2020-1, Class AA, 1.88%, 08/20/35	170	149,448
First Student Bidco Inc./First Transit Parent Inc., 4.00%, 07/31/29 (Call 07/31/24)(b)	400	358,064
Guangzhou Metro Investment Finance BVI Ltd., 1.51%, 09/17/25(d)	600	553,638
Henan Railway Construction & Investment Group Co. Ltd., 2.20%, 01/26/25(d)	200	190,632
Hidrovias International Finance SARL, 4.95%, 02/08/31 (Call 02/08/26)(d)	400	326,724
Indian Railway Finance Corp. Ltd.
2.80%, 02/10/31(d)	400	332,960
3.25%, 02/13/30(d)	600	530,988
3.73%, 03/29/24(d)	300	299,589
3.95%, 02/13/50(d)	600	476,352
JB Hunt Transport Services Inc., 3.88%, 03/01/26 (Call 01/01/26)	1,245	1,244,427
Kansas City Southern
2.88%, 11/15/29 (Call 08/15/29)	458	417,137
3.00%, 05/15/23 (Call 02/15/23)	25	25,006
3.50%, 05/01/50 (Call 11/01/49)	290	236,579
4.20%, 11/15/69 (Call 05/15/69)	494	432,769
4.30%, 05/15/43 (Call 11/15/42)	103	93,075
4.70%, 05/01/48 (Call 11/01/47)	365	357,904
4.95%, 08/15/45 (Call 02/15/45)	670	674,281
Kazakhstan Temir Zholy Finance BV, 6.95%, 07/10/42(d)	400	405,548
Kirby Corp., 4.20%, 03/01/28 (Call 12/01/27)	396	378,576
Lima Metro Line 2 Finance Ltd.
4.35%, 04/05/36(d)	190	178,424
5.88%, 07/05/34(d)	341	348,494
MTR Corp. CI Ltd., 2.50%, 11/02/26(d)	510	489,370
MTR Corp. Ltd., 1.63%, 08/19/30(d)	1,093	932,285
MV24 Capital BV, 6.75%, 06/01/34(d)	542	514,934
Navios South American Logistics Inc./Navios Logistics Finance U.S. Inc., 10.75%, 07/01/25 (Call 08/01/22)(d)	200	205,404
Norfolk Southern Corp.
2.30%, 05/15/31 (Call 02/15/31)	1,042	907,676
2.55%, 11/01/29 (Call 08/01/29)	1,005	905,967
2.90%, 06/15/26 (Call 03/15/26)	544	526,472
2.90%, 08/25/51 (Call 02/25/51)	100	74,779
3.00%, 03/15/32 (Call 12/15/31)	650	588,952
3.05%, 05/15/50 (Call 11/15/49)	494	380,029
3.15%, 06/01/27 (Call 03/01/27)	480	464,021
3.16%, 05/15/55 (Call 11/15/54)	652	497,619
3.40%, 11/01/49 (Call 05/01/49)	225	183,659
3.65%, 08/01/25 (Call 06/01/25)	88	88,010
3.70%, 03/15/53 (Call 09/15/52)	255	219,708
3.80%, 08/01/28 (Call 05/01/28)	583	577,829
3.85%, 01/15/24 (Call 10/15/23)	355	358,149
3.94%, 11/01/47 (Call 05/01/47)	253	228,646
3.95%, 10/01/42 (Call 04/01/42)	140	128,045
4.05%, 08/15/52 (Call 02/15/52)	218	197,924
4.10%, 05/15/49 (Call 11/15/48)	448	413,410

Security	Par (000)	Value

Transportation (continued)
4.10%, 05/15/2121 (Call 11/15/20)	$715	$577,119
4.15%, 02/28/48 (Call 08/28/47)	550	508,887
4.45%, 06/15/45 (Call 12/15/44)	170	163,526
4.65%, 01/15/46 (Call 07/15/45)	623	622,109
4.84%, 10/01/41	290	296,887
Pelabuhan Indonesia II PT, 5.38%, 05/05/45(d)	620	637,422
Pelabuhan Indonesia III Persero PT
4.50%, 05/02/23(d)	400	403,240
4.88%, 10/01/24(d)	200	203,888
Pelabuhan Indonesia Persero PT, 4.25%, 05/05/25(d)	600	600,354
Rumo Luxembourg Sarl
4.20%, 01/18/32(d)	200	166,748
5.25%, 01/10/28 (Call 01/10/24)(d)	200	195,814
Ryder System Inc.
1.75%, 09/01/26 (Call 08/01/26)	495	448,896
2.50%, 09/01/24 (Call 08/01/24)	714	695,279
2.85%, 03/01/27 (Call 02/01/27)	125	117,965
2.90%, 12/01/26 (Call 10/01/26)	353	334,955
3.35%, 09/01/25 (Call 08/01/25)	295	289,495
3.65%, 03/18/24 (Call 02/18/24)	580	580,064
3.75%, 06/09/23 (Call 05/09/23)	615	618,604
3.88%, 12/01/23 (Call 11/01/23)	165	166,304
4.63%, 06/01/25 (Call 05/01/25)	685	696,378
Seaspan Corp.
5.50%, 08/01/29 (Call 08/01/24)(b)(c)	500	440,395
6.50%, 04/29/26 (Call 04/29/25)(b)	200	199,560
SF Holding Investment 2021 Ltd., 3.13%, 11/17/31(d)	600	516,144
SF Holding Investment Co., 4.13%, 07/26/23(d)	200	201,204
SF Holding Investment Ltd.
2.38%, 11/17/26(d)	600	554,502
2.88%, 02/20/30(d)	600	522,534
Simpar Europe SA, 5.20%, 01/26/31(d)	400	331,760
TTX Co., 4.60%, 02/01/49 (Call 08/01/48)(b)	255	267,967
Ukraine Railways Via Rail Capital Markets PLC, 8.25%, 07/09/24(d)	200	56,000
Union Pacific Corp.
2.15%, 02/05/27 (Call 12/05/26)	803	751,351
2.38%, 05/20/31 (Call 02/20/31)	670	587,891
2.40%, 02/05/30 (Call 11/05/29)	662	592,596
2.75%, 03/01/26 (Call 12/01/25)	363	351,551
2.80%, 02/14/32 (Call 12/15/31)	595	534,560
2.89%, 04/06/36 (Call 01/06/36)	130	110,699
2.95%, 03/10/52 (Call 09/10/51)	385	295,256
2.97%, 09/16/62 (Call 03/16/62)	394	284,626
3.00%, 04/15/27 (Call 01/15/27)	155	149,950
3.15%, 03/01/24 (Call 02/01/24)	758	757,591
3.20%, 05/20/41 (Call 11/20/40)	335	283,916
3.25%, 01/15/25 (Call 10/15/24)	120	119,726
3.25%, 08/15/25 (Call 05/15/25)	500	497,260
3.25%, 02/05/50 (Call 08/05/49)	806	655,552
3.35%, 08/15/46 (Call 02/15/46)	115	95,563
3.38%, 02/01/35 (Call 08/01/34)	370	336,726
3.38%, 02/14/42 (Call 08/14/41)	325	281,034
3.50%, 06/08/23 (Call 05/08/23)	1,362	1,372,515
3.50%, 02/14/53 (Call 08/14/52)	595	504,631
3.55%, 08/15/39 (Call 02/15/39)	310	278,789
3.55%, 05/20/61 (Call 11/20/60)	170	140,235
3.60%, 09/15/37 (Call 03/15/37)	403	370,970
3.65%, 02/15/24 (Call 11/15/23)	670	675,588
3.70%, 03/01/29 (Call 12/01/28)	569	560,163

130	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
3.75%, 03/15/24 (Call 12/15/23)	$570	$575,757
3.75%, 07/15/25 (Call 05/15/25)	336	339,363
3.75%, 02/05/70 (Call 08/05/69)	923	772,413
3.80%, 10/01/51 (Call 04/01/51)	445	398,141
3.80%, 04/06/71 (Call 10/06/70)	244	205,873
3.84%, 03/20/60 (Call 09/20/59)	620	542,376
3.85%, 02/14/72 (Call 08/14/71)	270	230,402
3.88%, 02/01/55 (Call 08/01/54)	276	246,173
3.95%, 09/10/28 (Call 06/10/28)	741	742,349
3.95%, 08/15/59 (Call 02/15/59)	420	372,515
4.00%, 04/15/47 (Call 10/15/46)	925	856,624
4.05%, 11/15/45 (Call 05/15/45)	305	281,024
4.05%, 03/01/46 (Call 09/01/45)	140	130,526
4.10%, 09/15/67 (Call 03/15/67)	179	159,847
4.30%, 03/01/49 (Call 09/01/48)	170	165,929
4.50%, 09/10/48 (Call 03/10/48)	663	655,966
6.63%, 02/01/29	140	161,001
United Parcel Service Inc.
2.20%, 09/01/24 (Call 08/01/24)	1,200	1,175,616
2.40%, 11/15/26 (Call 08/15/26)	463	441,614
2.50%, 09/01/29 (Call 06/01/29)	287	263,297
2.80%, 11/15/24 (Call 09/15/24)	292	289,991
3.05%, 11/15/27 (Call 08/15/27)	1,107	1,076,436
3.40%, 03/15/29 (Call 12/15/28)	385	375,602
3.40%, 11/15/46 (Call 05/15/46)	435	375,823
3.40%, 09/01/49 (Call 03/01/49)	79	68,996
3.63%, 10/01/42	80	71,725
3.75%, 11/15/47 (Call 05/15/47)	364	333,118
3.90%, 04/01/25 (Call 03/01/25)	624	631,850
4.25%, 03/15/49 (Call 09/15/48)	353	349,029
4.45%, 04/01/30 (Call 01/01/30)	833	865,454
4.88%, 11/15/40 (Call 05/15/40)	115	122,150
5.20%, 04/01/40 (Call 10/01/39)	665	730,775
5.30%, 04/01/50 (Call 10/01/49)	1,027	1,164,372
6.20%, 01/15/38	1,240	1,492,005
Walmart Inc.
1.05%, 09/17/26 (Call 08/17/26)	190	172,919
1.50%, 09/22/28 (Call 07/22/28)	420	371,494
1.80%, 09/22/31 (Call 06/22/31)	1,055	900,474
2.50%, 09/22/41 (Call 03/22/41)	1,120	898,139
2.65%, 09/22/51 (Call 03/22/51)	1,115	871,495
Watco Companies LLC/Watco Finance Corp., 6.50%, 06/15/27 (Call 06/15/23)(b)	315	303,925
Western Global Airlines LLC, 10.38%, 08/15/25 (Call 05/15/25)(b)	200	207,136
XPO CNW Inc., 6.70%, 05/01/34	205	211,078
XPO Logistics Inc., 6.25%, 05/01/25 (Call 05/31/22)(b)	317	324,380
Yunda Holding Investment Co., 2.25%, 08/19/25(d)	200	182,352

		106,401,053

Trucking & Leasing — 0.1%
AerCap Global Aviation Trust, 6.50%, 06/15/45 (Call 06/15/25)(a)(b)	200	196,122
CMB International Leasing Management Ltd.
1.25%, 09/16/24 (Call 08/16/24)(d)	600	564,900
1.88%, 08/12/25(d)	600	559,350
2.00%, 02/04/26(d)	600	551,010
2.75%, 08/12/30(d)	200	169,296
2.88%, 02/04/31(d)	200	169,784
3.00%, 07/03/24(d)	600	589,434

Security	Par (000)	Value

Trucking & Leasing (continued)
DAE Funding LLC
1.55%, 08/01/24 (Call 07/01/24)(d)	$600	$559,644
2.63%, 03/20/25 (Call 02/20/25)(d)	200	188,182
3.38%, 03/20/28 (Call 01/20/28)(d)	600	545,112
Fortress Transportation and Infrastructure Investors LLC
5.50%, 05/01/28 (Call 05/01/24)(b)	595	515,639
6.50%, 10/01/25 (Call 05/31/22)(b)	475	452,984
9.75%, 08/01/27 (Call 08/01/23)(b)	245	250,268
GATX Corp.
1.90%, 06/01/31 (Call 03/01/31)	176	141,061
3.10%, 06/01/51 (Call 12/01/50)	215	155,686
3.25%, 03/30/25 (Call 12/30/24)	120	117,701
3.25%, 09/15/26 (Call 06/15/26)	519	504,048
3.50%, 03/15/28 (Call 12/15/27)	85	81,576
3.85%, 03/30/27 (Call 12/30/26)	223	220,607
4.00%, 06/30/30 (Call 03/30/30)	590	565,792
4.35%, 02/15/24 (Call 01/15/24)	414	419,419
4.55%, 11/07/28 (Call 08/07/28)	520	528,970
4.70%, 04/01/29 (Call 01/01/29)	110	111,927
5.20%, 03/15/44 (Call 09/15/43)	455	456,078
Penske Truck Leasing Co. LP/PTL Finance Corp.
1.20%, 11/15/25 (Call 10/15/25)(b)	798	724,576
1.70%, 06/15/26 (Call 05/15/26)(b)	1,175	1,065,725
2.70%, 11/01/24 (Call 10/01/24)(b)	380	369,907
3.35%, 11/01/29 (Call 08/01/29)(b)	16	15,045
3.40%, 11/15/26 (Call 08/15/26)(b)	317	307,506
3.45%, 07/01/24 (Call 06/01/24)(b)	760	753,449
3.90%, 02/01/24 (Call 01/01/24)(b)	892	895,978
3.95%, 03/10/25 (Call 01/10/25)(b)	970	969,282
4.13%, 08/01/23 (Call 07/01/23)(b)	175	176,428
4.20%, 04/01/27 (Call 01/01/27)(b)	225	225,423
4.45%, 01/29/26 (Call 11/29/25)(b)	438	441,197
SMBC Aviation Capital Finance DAC
1.90%, 10/15/26 (Call 09/15/26)(b)	705	613,540
2.30%, 06/15/28 (Call 04/15/28)(b)	200	169,670
4.13%, 07/15/23 (Call 06/15/23)(b)	409	408,350

		15,750,666

Venture Capital — 0.0%
Hercules Capital Inc.
2.63%, 09/16/26 (Call 08/16/26)(c)	10	9,001
3.38%, 01/20/27 (Call 12/20/26)	25	23,007

		32,008

Water — 0.1%
American Water Capital Corp.
2.30%, 06/01/31 (Call 03/01/31)	315	274,018
2.80%, 05/01/30 (Call 02/01/30)	308	280,945
2.95%, 09/01/27 (Call 06/01/27)	553	527,800
3.25%, 06/01/51 (Call 12/01/50)	700	569,457
3.40%, 03/01/25 (Call 12/01/24)	485	483,773
3.45%, 06/01/29 (Call 03/01/29)	574	549,307
3.45%, 05/01/50 (Call 11/01/49)	295	247,287
3.75%, 09/01/28 (Call 06/01/28)	407	400,504
3.75%, 09/01/47 (Call 03/01/47)	349	305,539
3.85%, 03/01/24 (Call 12/01/23)	135	136,280
4.00%, 12/01/46 (Call 06/01/46)	180	164,178
4.15%, 06/01/49 (Call 12/01/48)	580	531,094
4.20%, 09/01/48 (Call 03/01/48)	220	206,510
4.30%, 12/01/42 (Call 06/01/42)	326	309,674

S C H E D U L E O F I N V E S T M E N T S	131

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Water (continued)
4.30%, 09/01/45 (Call 03/01/45)	$304	$283,936
6.59%, 10/15/37	380	461,943
Aquarion Co., 4.00%, 08/15/24 (Call 05/15/24)(b)(c)	405	403,996
Essential Utilities Inc.
2.40%, 05/01/31 (Call 02/01/31)	810	695,061
2.70%, 04/15/30 (Call 01/15/30)	728	650,745
3.35%, 04/15/50 (Call 10/15/49)	258	205,399
3.57%, 05/01/29 (Call 02/01/29)	550	525,926
4.28%, 05/01/49 (Call 11/01/48)	330	306,768
Manila Water Co. Inc., 4.38%, 07/30/30 (Call 07/30/25)(d)	400	375,944
Solaris Midstream Holdings LLC, 7.63%, 04/01/26 (Call 04/01/23)(b)	205	210,572
United Utilities PLC, 6.88%, 08/15/28	205	233,110
Veolia Environnement SA, 6.75%, 06/01/38	50	61,600

		9,401,366

Total Corporate Bonds & Notes — 33.9% (Cost: $6,775,764,629)		6,052,932,875

Foreign Government Obligations(l)

Angola — 0.0%
Angolan Government International Bond
8.00%, 11/26/29(d)	1,200	1,124,892
8.25%, 05/09/28(d)	1,000	959,930
8.75%, 04/14/32(b)	200	189,426
9.13%, 11/26/49(d)	800	706,320
9.38%, 05/08/48(d)	1,000	898,290
9.50%, 11/12/25(d)	400	425,964

		4,304,822

Argentina — 0.1%
Argentina Bonar Bonds
0.50%, 07/09/30(f)	7,331	2,029,786
1.00%, 07/09/29	977	303,040
1.13%, 07/09/35(f)	6,340	1,727,531
2.00%, 01/09/38(f)	1,886	606,235
2.50%, 07/09/41(f)	500	158,436
Argentine Republic Government International Bond
0.50%, 07/09/30 (Call 05/30/22)(f)	11,910	3,753,436
1.00%, 07/09/29 (Call 05/31/22)(c)	4,200	1,352,315
1.13%, 07/09/35 (Call 05/30/22)(f)	13,061	3,720,977
1.13%, 07/09/46 (Call 05/30/22)(f)	3,525	1,020,911
2.00%, 01/09/38 (Call 05/30/22)(f)	8,524	3,063,475
2.50%, 07/09/41 (Call 05/30/22)(c)(f)	8,500	2,845,885
Ciudad Autonoma De Buenos Aires/Government Bonds, 7.50%, 06/01/27(d)	450	411,246
Provincia de Buenos Aires/Government Bonds, 3.90%, 09/01/37(d)(f)	2,550	1,064,523
Provincia de Cordoba
5.00%, 12/10/25(c)(d)(f)	300	245,613
5.00%, 06/01/27(d)(f)	302	214,218
Provincia de Mendoza Argentina, 4.25%, 03/19/29(d)(f)	200	142,504
Provincia del Chubut Argentina, 7.75%, 07/26/30(d)(f)	136	111,391

		22,771,522

Azerbaijan — 0.0%
Republic of Azerbaijan International Bond
3.50%, 09/01/32(d)	600	529,320
4.75%, 03/18/24(d)	200	199,508

Security	Par (000)	Value

Azerbaijan (continued)
State Oil Co. of the Azerbaijan Republic, 6.95%, 03/18/30(d)	$222	$240,979

		969,807

Bahrain — 0.1%
Bahrain Government International Bond
4.25%, 01/25/28(d)	600	561,444
5.25%, 01/25/33(d)	1,000	881,040
5.45%, 09/16/32(d)	200	179,526
5.63%, 09/30/31(d)	600	551,958
5.63%, 05/18/34(d)	400	359,216
6.00%, 09/19/44(d)	1,000	824,280
6.13%, 08/01/23(d)	600	613,434
6.25%, 01/25/51(d)	800	659,856
6.75%, 09/20/29(d)	800	809,448
7.00%, 01/26/26(d)	800	851,832
7.00%, 10/12/28(d)	200	209,588
7.38%, 05/14/30(d)	700	727,412
7.50%, 09/20/47(d)	200	185,326
CBB International Sukuk Co. 5 SPC, 5.62%, 02/12/24(d)	400	405,520
CBB International Sukuk Co. 6 SPC, 5.25%, 03/20/25(d)	800	813,256
CBB International Sukuk Co. 7 SPC, 6.88%, 10/05/25(d)	800	860,264
CBB International Sukuk Programme Co. WLL
3.88%, 05/18/29(d)	200	186,610
3.95%, 09/16/27(d)	600	578,970
4.50%, 03/30/27(d)	800	794,200
6.25%, 11/14/24(d)	600	622,050

		11,675,230

Belarus — 0.0%
Republic of Belarus International Bond
5.88%, 02/24/26(d)	400	48,000
6.20%, 02/28/30(d)	600	75,000
7.63%, 06/29/27(d)	200	24,000
Republic of Belarus Ministry of Finance, 6.38%, 02/24/31(d)	800	100,000

		247,000

Belgium — 0.0%
Belgium Government International Bond, 2.88%, 09/18/24(d)	200	199,668

Bermuda — 0.0%
Bermuda Government International Bond
2.38%, 08/20/30(d)	620	547,881
3.38%, 08/20/50 (Call 02/20/50)(d)	940	769,362

		1,317,243

Bolivia — 0.0%
Bolivian Government International Bond, 4.50%, 03/20/28(d)	1,200	1,018,176

Brazil — 0.1%
Banco Nacional de Desenvolvimento Economico e Social, 5.75%, 09/26/23(d)	600	622,572
Brazilian Government International Bond
2.88%, 06/06/25	1,000	958,560
3.75%, 09/12/31(c)	800	689,576
3.88%, 06/12/30(c)	2,000	1,765,780
4.25%, 01/07/25	1,450	1,463,760
4.50%, 05/30/29 (Call 02/28/29)	1,000	942,720

132	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Brazil (continued)
4.63%, 01/13/28 (Call 10/13/27)(c)	$1,450	$1,415,925
4.75%, 01/14/50 (Call 07/14/49)	2,900	2,200,636
5.00%, 01/27/45	2,300	1,853,754
5.63%, 01/07/41	600	535,476
5.63%, 02/21/47	1,400	1,199,282
6.00%, 04/07/26	2,075	2,193,462
7.13%, 01/20/37	591	636,436
8.25%, 01/20/34	1,340	1,562,735
8.75%, 02/04/25	100	113,690
8.88%, 04/15/24	673	752,017
10.13%, 05/15/27	1,545	1,965,920

		20,872,301

Canada — 0.3%
Canada Government International Bond
0.75%, 05/19/26	430	393,325
1.63%, 01/22/25	4,068	3,931,478
CDP Financial Inc., 0.88%, 06/10/25(b)	45	42,095
CPPIB Capital Inc.
1.25%, 03/04/25(b)	20	19,053
1.25%, 01/28/31(b)(c)	1,500	1,274,310
2.75%, 11/02/27(b)	250	244,305
Export Development Canada, 2.63%, 02/21/24	1,370	1,366,959
Hydro-Quebec
Series HH, 8.50%, 12/01/29	425	565,807
Series HK, 9.38%, 04/15/30	120	168,097
Series HQ, 9.50%, 11/15/30	8	11,442
Series IO, 8.05%, 07/07/24	185	203,187
OMERS Finance Trust, 2.50%, 05/02/24(b)	25	24,782
Province of Alberta Canada
1.00%, 05/20/25	1,503	1,413,181
1.30%, 07/22/30	2,990	2,566,736
1.88%, 11/13/24	1,133	1,102,681
2.05%, 08/17/26(b)	250	238,668
2.95%, 01/23/24	328	328,876
3.30%, 03/15/28	1,885	1,885,980
3.35%, 11/01/23	1,455	1,469,041
Province of British Columbia Canada
0.90%, 07/20/26	735	670,283
1.30%, 01/29/31	810	692,048
2.25%, 06/02/26	1,360	1,315,664
6.50%, 01/15/26	250	276,692
7.25%, 09/01/36	150	215,670
Series 10, 1.75%, 09/27/24	1,000	973,130
Province of Manitoba Canada
2.13%, 06/22/26	1,203	1,152,835
3.05%, 05/14/24	490	490,902
Province of New Brunswick Canada, 3.63%, 02/24/28	575	585,373
Province of Ontario Canada
0.63%, 01/21/26	650	593,625
1.05%, 04/14/26	205	189,311
1.05%, 05/21/27(c)	210	189,032
1.13%, 10/07/30	2,535	2,132,848
1.60%, 02/25/31	1,245	1,083,760
2.00%, 10/02/29	768	704,486
2.13%, 01/21/32	60	53,835
2.30%, 06/15/26	398	384,914
2.50%, 04/27/26	1,929	1,884,209
3.05%, 01/29/24	1,517	1,523,690
3.20%, 05/16/24	3,233	3,252,495
3.40%, 10/17/23	2,055	2,076,105

Security	Par (000)	Value

Canada (continued)
Province of Quebec Canada
0.60%, 07/23/25	$1,750	$1,618,942
1.35%, 05/28/30	1,330	1,149,186
1.90%, 04/21/31	125	111,740
2.50%, 04/20/26	2,458	2,400,557
2.75%, 04/12/27(c)	4,072	3,993,980
Series NJ, 7.50%, 07/15/23	140	147,988
Series NN, 7.13%, 02/09/24	187	200,421
Series PD, 7.50%, 09/15/29	673	850,605
Series QO, 2.88%, 10/16/24	2,692	2,686,912
Series QW, 2.50%, 04/09/24	475	471,979
Series QX, 1.50%, 02/11/25	1,680	1,613,539
PSP Capital Inc.
0.50%, 09/15/24(b)	450	425,106
1.00%, 06/29/26(b)	415	379,642

		53,741,507

Chile — 0.1%
Chile Government International Bond
2.45%, 01/31/31 (Call 10/31/30)	1,000	872,370
2.55%, 01/27/32 (Call 10/27/31)	600	521,760
2.55%, 07/27/33 (Call 04/27/33)	1,200	1,003,776
2.75%, 01/31/27 (Call 12/31/26)	600	568,020
3.10%, 05/07/41 (Call 11/07/40)	1,070	836,997
3.10%, 01/22/61 (Call 07/22/60)	1,204	836,347
3.13%, 03/27/25	800	792,200
3.13%, 01/21/26	1,000	979,190
3.24%, 02/06/28 (Call 11/06/27)	1,600	1,529,904
3.25%, 09/21/71 (Call 03/21/71)	1,400	957,054
3.50%, 01/25/50 (Call 07/25/49)	850	674,645
3.50%, 04/15/53 (Call 10/15/52)	1,200	930,168
3.63%, 10/30/42	150	124,330
3.86%, 06/21/47	850	736,355
4.34%, 03/07/42 (Call 09/07/41)	800	733,016
Republic of Chile
3.50%, 01/31/34 (Call 10/31/33)	800	727,944
4.00%, 01/31/52 (Call 07/31/51)	600	513,204

		13,337,280

China — 0.1%
China Development Bank
1.00%, 10/27/25(d)	200	185,774
1.53%, 12/12/23, (3 mo. LIBOR US + 0.730%)(a)(d)	1,200	1,205,256
1.63%, 10/27/30(d)	1,000	866,580
China Development Bank/Hong Kong, 0.63%, 01/12/24(d)	400	384,776
China Government International Bond
0.40%, 10/21/23(d)	2,050	1,982,883
0.55%, 10/21/25(d)	2,000	1,840,080
1.20%, 10/21/30(d)	1,600	1,383,504
1.25%, 10/26/26(d)	200	186,094
1.75%, 10/26/31(d)	200	178,344
1.95%, 12/03/24(d)	2,250	2,198,228
2.13%, 12/03/29(d)	1,200	1,126,428
2.25%, 10/21/50(d)	200	147,666
2.50%, 10/26/51(d)	200	155,330
2.63%, 11/02/27(d)	1,000	972,280
2.75%, 12/03/39(d)	800	695,240
3.25%, 10/19/23(d)	1,000	1,007,730
3.50%, 10/19/28(d)	400	407,472
4.00%, 10/19/48(d)	400	415,204

S C H E D U L E O F I N V E S T M E N T S	133

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

China (continued)
Export-Import Bank of China (The)
2.88%, 04/26/26(d)	$1,200	$1,180,044
3.25%, 11/28/27(d)	200	198,456
3.38%, 03/14/27(d)	800	799,568
3.63%, 07/31/24(d)	1,000	1,012,800
4.00%, 11/28/47(d)	600	591,210

		19,120,947

Colombia — 0.1%
Colombia Government International Bond
3.00%, 01/30/30 (Call 10/30/29)	1,025	820,103
3.13%, 04/15/31 (Call 01/15/31)	2,050	1,602,833
3.25%, 04/22/32 (Call 01/22/32)	1,200	924,636
3.88%, 04/25/27 (Call 01/25/27)(c)	1,662	1,515,744
3.88%, 02/15/61 (Call 08/15/60)	1,425	914,237
4.00%, 02/26/24 (Call 11/26/23)	805	792,579
4.13%, 02/22/42 (Call 08/22/41)	600	420,366
4.13%, 05/15/51 (Call 11/15/50)	1,000	670,950
4.50%, 01/28/26 (Call 10/28/25)	600	576,546
4.50%, 03/15/29 (Call 12/15/28)	1,400	1,269,674
5.00%, 06/15/45 (Call 12/15/44)	3,200	2,395,776
5.20%, 05/15/49 (Call 11/15/48)	1,600	1,207,840
5.63%, 02/26/44 (Call 08/26/43)	1,025	831,183
6.13%, 01/18/41	1,325	1,171,962
7.38%, 09/18/37	525	543,228
8.13%, 05/21/24	500	528,765

		16,186,422

Costa Rica — 0.0%
Costa Rica Government International Bond
4.38%, 04/30/25(d)	200	200,770
5.63%, 04/30/43(d)	400	338,388
6.13%, 02/19/31(c)(d)	1,000	995,410
7.00%, 04/04/44(d)	800	759,176
7.16%, 03/12/45(d)	400	386,768

		2,680,512

Croatia — 0.0%
Croatia Government International Bond, 6.00%, 01/26/24(d)	1,000	1,040,430

Denmark — 0.0%
Kommunekredit, 0.63%, 06/10/25(d)	200	185,806

Dominican Republic — 0.1%
Dominican Republic International Bond
4.50%, 01/30/30(d)	2,250	1,934,887
4.88%, 09/23/32(d)	2,550	2,142,306
5.30%, 01/21/41(d)	1,350	1,067,000
5.50%, 01/27/25(d)	800	820,936
5.88%, 01/30/60(d)	1,800	1,364,616
5.95%, 01/25/27(d)	1,000	1,003,990
6.00%, 07/19/28(d)	1,200	1,185,576
6.40%, 06/05/49(d)	800	676,424
6.50%, 02/15/48(d)	650	558,799
6.85%, 01/27/45(d)	1,300	1,171,456
6.88%, 01/29/26(d)	1,100	1,158,960
7.45%, 04/30/44(d)	800	773,880

		13,858,830

Ecuador — 0.1%
Ecuador Government International Bond
0.00%, 07/31/30(d)(h)	894	487,891
0.50%, 07/31/40(d)(f)	1,885	1,024,032

Security	Par (000)	Value

Ecuador (continued)
1.00%, 07/31/35(d)(f)	$4,979	$3,135,985
5.00%, 07/31/30(d)(f)	2,196	1,784,357

		6,432,265

Egypt — 0.1%
Egypt Government International Bond
3.88%, 02/16/26(d)	1,000	811,890
4.55%, 11/20/23(d)	200	190,128
5.25%, 10/06/25(d)	400	353,468
5.75%, 05/29/24(d)	600	559,554
5.80%, 09/30/27(d)	600	492,606
5.88%, 06/11/25(d)	1,010	906,980
5.88%, 02/16/31(d)	1,800	1,319,724
6.20%, 03/01/24(d)	600	573,960
6.59%, 02/21/28(d)	200	166,338
6.88%, 04/30/40(d)	300	213,366
7.05%, 01/15/32(d)	400	309,840
7.30%, 09/30/33(d)	200	149,522
7.50%, 01/31/27(d)	1,000	886,770
7.50%, 02/16/61(d)	1,200	800,484
7.60%, 03/01/29(d)	1,203	1,028,324
7.63%, 05/29/32(d)	1,000	781,290
7.90%, 02/21/48(d)	800	546,456
8.15%, 11/20/59(d)	400	276,336
8.50%, 01/31/47(d)	1,200	874,080
8.70%, 03/01/49(d)	1,000	727,970
8.75%, 09/30/51(d)	600	439,566
8.88%, 05/29/50(d)	1,000	735,170

		13,143,822

El Salvador — 0.0%
El Salvador Government International Bond
5.88%, 01/30/25(d)	600	284,988
6.38%, 01/18/27(d)	500	205,255
7.12%, 01/20/50 (Call 07/20/49)(d)	548	202,700
7.65%, 06/15/35(d)	958	368,916
8.25%, 04/10/32(d)	250	103,908
8.63%, 02/28/29(d)	273	110,136
9.50%, 07/15/52 (Call 01/15/52)(d)	600	241,530

		1,517,433

Finland — 0.0%
Finland Government International Bond
0.88%, 05/20/30(b)	450	379,048
6.95%, 02/15/26	1,105	1,249,468
Finnvera Oyj, 1.63%, 10/23/24(b)	59	57,152
Kuntarahoitus Oyj, 2.50%, 11/15/23(b)	15	14,956

		1,700,624

France — 0.0%
Caisse d’Amortissement de la Dette Sociale
0.38%, 09/23/25(b)	280	255,716
1.38%, 01/20/31(b)	250	214,822
3.38%, 03/20/24(b)	2,125	2,147,164

		2,617,702

Gabon — 0.0%
Gabon Government Bond
7.00%, 11/24/31 (Call 11/24/29)(b)	200	180,838
7.00%, 11/24/31 (Call 11/24/29)(d)	200	180,838

134	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Gabon (continued)
Gabon Government International Bond
6.63%, 02/06/31(d)	$600	$541,098
6.95%, 06/16/25(d)	400	396,840

		1,299,614

Georgia — 0.0%
Georgia Government International Bond, 2.75%, 04/22/26(d)	800	686,464

Germany — 0.0%
FMS Wertmanagement
2.75%, 03/06/23	15	15,074
2.75%, 01/30/24	1,515	1,515,560

		1,530,634

Ghana — 0.0%
Ghana Government International Bond
0.00%, 04/07/25(d)(h)	600	363,852
6.38%, 02/11/27(d)	400	271,820
7.63%, 05/16/29(d)	600	378,306
7.75%, 04/07/29(d)	825	524,131
7.88%, 03/26/27(d)	800	560,208
7.88%, 02/11/35(d)	600	352,716
8.13%, 01/18/26(d)	400	309,332
8.13%, 03/26/32(d)	800	492,288
8.63%, 04/07/34(d)	800	484,016
8.63%, 06/16/49(d)	400	230,868
8.75%, 03/11/61(d)	400	230,104
8.88%, 05/07/42(d)	400	235,964
8.95%, 03/26/51(d)	600	347,232
10.75%, 10/14/30(d)	500	493,595

		5,274,432

Guatemala — 0.0%
Guatemala Government Bond
3.70%, 10/07/33 (Call 07/07/33)(d)	800	689,296
4.38%, 06/05/27(d)	200	197,168
4.50%, 05/03/26(d)	600	595,746
4.65%, 10/07/41 (Call 04/07/41)(d)	200	171,492
4.88%, 02/13/28(d)	600	597,786
4.90%, 06/01/30 (Call 03/01/30)(d)	400	392,300
5.38%, 04/24/32 (Call 01/24/32)(d)	300	299,280
6.13%, 06/01/50 (Call 12/01/49)(d)	800	767,336

		3,710,404

Honduras — 0.0%
Honduras Government International Bond
5.63%, 06/24/30 (Call 03/24/30)(d)	150	117,788
6.25%, 01/19/27(d)	800	700,984

		818,772

Hong Kong — 0.1%
Airport Authority
1.63%, 02/04/31 (Call 11/04/30)(b)	400	332,756
1.75%, 01/12/27 (Call 12/12/26)(b)(c)	1,000	929,190
2.10%, (Call 03/08/26)(a)(d)(e)	800	739,144
2.50%, 01/12/32 (Call 10/12/31)(b)	1,000	889,100
2.63%, 02/04/51 (Call 08/04/50)(b)	400	296,936
3.50%, 01/12/62 (Call 07/12/61)(b)	200	168,674
Airport Authority Hong Kong
2.40%, (Call 03/08/28)(a)(d)(e)	400	360,492
3.25%, 01/12/52 (Call 07/12/51)(b)	400	331,340
Hong Kong Government International Bond 0.63%, 02/02/26(b)	200	183,086

Security	Par (000)	Value

Hong Kong (continued)
1.38%, 02/02/31(b)(c)	$1,200	$1,031,808
1.75%, 11/24/31(d)	200	175,732
2.38%, 02/02/51(b)	400	295,348
2.50%, 05/28/24(b)	800	793,368
Hong Kong Sukuk 2017 Ltd., 3.13%, 02/28/27(d)	600	594,342

		7,121,316

Hungary — 0.0%
Hungary Government International Bond
2.13%, 09/22/31(d)	800	641,672
3.13%, 09/21/51(d)	800	553,184
5.38%, 03/25/24	1,066	1,100,165
5.75%, 11/22/23	1,002	1,035,828
7.63%, 03/29/41	1,260	1,585,256

		4,916,105

India — 0.0%
Export-Import Bank of India
2.25%, 01/13/31(d)	800	649,392
3.25%, 01/15/30(d)	600	538,524
3.38%, 08/05/26(d)	650	623,064
3.88%, 03/12/24(d)	400	400,764
3.88%, 02/01/28(d)	400	383,592

		2,595,336

Indonesia — 0.2%
Indonesia Government International Bond
1.85%, 03/12/31	1,000	848,490
2.15%, 07/28/31 (Call 04/28/31)	1,000	863,110
2.85%, 02/14/30	600	557,070
3.05%, 03/12/51	600	474,774
3.20%, 09/23/61 (Call 03/23/61)(c)	200	144,420
3.35%, 03/12/71	600	428,802
3.40%, 09/18/29(c)	540	520,285
3.50%, 01/11/28	850	831,478
3.50%, 02/14/50	950	777,622
3.70%, 10/30/49	1,000	838,200
3.85%, 07/18/27(d)	600	602,178
3.85%, 10/15/30	1,400	1,382,444
4.10%, 04/24/28	1,200	1,209,420
4.13%, 01/15/25(d)	600	607,134
4.20%, 10/15/50	1,450	1,298,330
4.35%, 01/08/27(d)	1,000	1,022,890
4.35%, 01/11/48	1,450	1,324,662
4.45%, 02/11/24	800	815,400
4.45%, 04/15/70	1,240	1,116,893
4.63%, 04/15/43(d)	400	375,716
4.75%, 01/08/26(d)	1,400	1,445,388
4.75%, 02/11/29	1,000	1,042,370
4.75%, 07/18/47(d)	610	582,330
5.13%, 01/15/45(d)	600	591,438
5.25%, 01/17/42(d)	1,200	1,198,512
5.25%, 01/08/47(d)	400	403,684
5.35%, 02/11/49	700	722,862
5.38%, 10/17/23(d)	1,072	1,108,737
5.88%, 01/15/24(d)	623	649,565
5.95%, 01/08/46(d)	1,100	1,212,662
6.63%, 02/17/37(d)	600	686,958
6.75%, 01/15/44(d)	400	480,224
7.75%, 01/17/38(d)	1,720	2,159,787
8.50%, 10/12/35(d)	850	1,135,345

S C H E D U L E O F I N V E S T M E N T S	135

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Indonesia (continued)
Lembaga Pembiayaan Ekspor Indonesia, 3.88%, 04/06/24(d)	$800	$798,608
Perusahaan Penerbit SBSN Indonesia III
1.50%, 06/09/26(d)	800	736,224
2.30%, 06/23/25(d)	1,000	970,670
2.55%, 06/09/31(c)(d)	630	565,923
2.80%, 06/23/30(c)(d)	1,000	922,640
3.55%, 06/09/51(d)	400	334,036
3.80%, 06/23/50(c)(d)	800	693,992
3.90%, 08/20/24(d)	200	204,030
4.15%, 03/29/27(d)	1,000	1,014,830
4.33%, 05/28/25(d)	1,240	1,272,327
4.35%, 09/10/24(d)	800	818,056
4.40%, 03/01/28(d)	400	409,996
4.45%, 02/20/29(d)	300	308,922
4.55%, 03/29/26(c)(d)	1,400	1,437,114

		39,946,548

Iraq — 0.0%
Iraq International Bond, 5.80%, 01/15/28 (Call 06/13/22)(d)	1,548	1,489,733

Israel — 0.1%
Israel Government AID Bond
5.50%, 09/18/23	250	259,820
5.50%, 09/18/33	70	84,197
Israel Government International Bond
2.75%, 07/03/30	1,200	1,134,948
2.88%, 03/16/26	200	197,326
3.15%, 06/30/23	400	402,248
3.25%, 01/17/28	600	598,854
3.88%, 07/03/50	1,150	1,088,015
4.13%, 01/17/48	800	787,040
4.50%, 01/30/43	1,350	1,412,330
4.50%, April 03, 2120	800	784,024
State of Israel
2.50%, 01/15/30	800	745,320
3.38%, 01/15/50	1,424	1,231,845
3.80%, 05/13/60(d)	2,400	2,187,360

		10,913,327

Italy — 0.1%
Republic of Italy Government International Bond
0.88%, 05/06/24	380	361,646
1.25%, 02/17/26	1,935	1,759,689
2.38%, 10/17/24	2,397	2,337,003
2.88%, 10/17/29	986	899,360
3.88%, 05/06/51	1,335	1,137,968
4.00%, 10/17/49	1,437	1,274,159
5.38%, 06/15/33	1,456	1,570,354
6.88%, 09/27/23	2,380	2,504,593

		11,844,772

Ivory Coast — 0.0%
Ivory Coast Government International Bond
5.75%, 12/31/32 (Call 06/30/22)(d)(f)	542	516,349
6.13%, 06/15/33(d)	600	550,272
6.38%, 03/03/28(d)	400	397,452

		1,464,073

Jamaica — 0.0%
Jamaica Government International Bond 6.75%, 04/28/28	950	1,024,461

Security	Par (000)	Value

Jamaica (continued)
7.88%, 07/28/45	$1,000	$1,228,970
8.00%, 03/15/39(c)	700	872,473

		3,125,904

Japan — 0.2%
Development Bank of Japan Inc.
1.75%, 08/28/24(b)	700	680,715
2.88%, 09/19/24(d)	300	299,130
3.13%, 09/06/23(b)	214	215,250
Japan Bank for International Cooperation
0.63%, 05/22/23	1,000	980,630
0.63%, 07/15/25	2,075	1,917,570
1.25%, 01/21/31	1,355	1,152,265
1.75%, 10/17/24	505	489,961
1.88%, 07/21/26	200	189,412
1.88%, 04/15/31	5,270	4,718,020
2.00%, 10/17/29	335	307,570
2.13%, 02/10/25	200	195,102
2.25%, 11/04/26	1,763	1,693,203
2.38%, 04/20/26	250	242,187
2.50%, 05/23/24	1,050	1,040,823
2.50%, 05/28/25	1,105	1,085,408
2.75%, 11/16/27	355	345,575
2.88%, 06/01/27	3,322	3,261,440
2.88%, 07/21/27	180	176,672
3.00%, 05/29/24	550	551,072
3.25%, 07/20/23	2,689	2,708,603
3.25%, 07/20/28	240	240,230
3.38%, 10/31/23	1,534	1,548,420
3.50%, 10/31/28	594	602,346
Japan Finance Organization for Municipalities, 2.38%, 02/13/25(b)	199	194,869
Japan International Cooperation Agency
1.00%, 07/22/30	2,000	1,672,800
2.75%, 04/27/27	1,358	1,326,277
3.38%, 06/12/28	65	65,194

		27,900,744

Jersey — 0.0%
IDB Trust Services Ltd.
3.10%, 03/15/23(d)	300	301,062
3.39%, 09/26/23(d)	200	201,636

		502,698

Jordan — 0.0%
Jordan Government International Bond
4.95%, 07/07/25(d)	400	382,476
5.75%, 01/31/27(d)	680	643,443
5.85%, 07/07/30(d)	600	529,848
6.13%, 01/29/26(d)	800	773,200
7.38%, 10/10/47(d)	600	517,548

		2,846,515

Kazakhstan — 0.0%
Kazakhstan Government International Bond
3.88%, 10/14/24(d)	1,000	1,014,720
4.88%, 10/14/44(d)	1,000	943,540
5.13%, 07/21/25(d)	1,000	1,043,250
6.50%, 07/21/45(d)	600	677,088

		3,678,598

Kenya — 0.0%
Kenya Government International Bond, 7.00%, 05/22/27(d)	1,000	889,320

136	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Kenya (continued)
Republic of Kenya Government International Bond
6.30%, 01/23/34(d)	$600	$451,644
6.88%, 06/24/24(d)	1,000	961,300
7.25%, 02/28/28(d)	400	350,584
8.00%, 05/22/32(d)	600	512,526
8.25%, 02/28/48(d)	600	459,036

		3,624,410

Kuwait — 0.0%
Kuwait International Government Bond, 3.50%, 03/20/27(d)	2,500	2,530,850

Lebanon — 0.0%
Lebanon Government International Bond
6.20%, 02/26/25(d)(i)(j)	400	48,440
6.25%, 11/04/24(d)(i)(j)	200	24,352
6.25%, 06/12/25(d)(i)(j)	300	34,884
6.40%, 05/26/23(i)(j)	850	102,816
6.60%, 11/27/26(d)(i)(j)	1,050	127,648
6.65%, 04/22/24(d)(i)(j)	400	48,632
6.65%, 11/03/28(d)(i)(j)	50	5,908
6.65%, 02/26/30(d)(i)(j)	800	94,944
6.75%, 11/29/27(d)(i)(j)	832	100,680
6.85%, 03/23/27(d)(i)(j)	830	98,687
6.85%, 05/25/29(i)(j)	250	30,020
7.00%, 03/23/32(d)(i)(j)	1,500	181,350
7.25%, 03/23/37(d)(i)(j)	315	37,630

		935,991

Malaysia — 0.0%
Export-Import Bank of Malaysia Bhd, 1.83%, 11/26/26 (Call 10/26/26)(d)	200	183,894
Malaysia Sovereign Sukuk Bhd, 3.04%, 04/22/25(d)	800	794,760
Malaysia Sukuk Global Bhd
3.18%, 04/27/26(d)	1,650	1,644,506
4.08%, 04/27/46(c)(d)	750	760,380

		3,383,540

Mexico — 0.2%
Mexico Government International Bond
2.66%, 05/24/31 (Call 02/24/31)	1,833	1,536,164
3.25%, 04/16/30 (Call 01/16/30)(c)	1,300	1,167,816
3.50%, 02/12/34 (Call 11/12/33)	1,600	1,353,232
3.60%, 01/30/25	1,400	1,397,046
3.75%, 01/11/28	1,200	1,157,808
3.75%, 04/19/71 (Call 10/19/70)	1,800	1,227,510
3.77%, 05/24/61 (Call 11/24/60)	1,900	1,317,517
3.90%, 04/27/25 (Call 03/27/25)	626	627,559
4.13%, 01/21/26	1,000	1,005,290
4.15%, 03/28/27	2,165	2,169,979
4.28%, 08/14/41 (Call 02/14/41)	2,000	1,669,180
4.35%, 01/15/47	1,400	1,137,052
4.40%, 02/12/52 (Call 08/12/51)	1,600	1,280,496
4.50%, 04/22/29	2,050	2,028,844
4.50%, 01/31/50 (Call 07/31/49)	1,655	1,373,667
4.60%, 01/23/46	800	678,192
4.60%, 02/10/48	1,300	1,095,185
4.75%, 04/27/32 (Call 01/27/32)	1,635	1,600,845
4.75%, 03/08/44	1,830	1,614,865
5.00%, 04/27/51 (Call 10/27/50)	1,900	1,697,783
5.55%, 01/21/45	1,335	1,298,821
5.75%, October 12, 2110	1,706	1,538,966

Security	Par (000)	Value

Mexico (continued)
6.05%, 01/11/40	$1,080	$1,116,828
6.75%, 09/27/34	1,100	1,260,809
7.50%, 04/08/33	574	700,010
8.30%, 08/15/31	600	770,214

		33,821,678

Mongolia — 0.0%
Development Bank of Mongolia LLC, 7.25%, 10/23/23(d)	200	197,126
Mongolia Government International Bond
4.45%, 07/07/31(d)	400	344,352
5.63%, 05/01/23(d)	723	717,809
8.75%, 03/09/24(d)	600	615,636

		1,874,923

Morocco — 0.0%
Morocco Government International Bond
2.38%, 12/15/27(d)	400	345,724
3.00%, 12/15/32(d)	600	474,108
4.00%, 12/15/50(d)	1,200	823,404
5.50%, 12/11/42(d)	200	173,776

		1,817,012

Mozambique — 0.0%
Mozambique International Bond, 5.00%, 09/15/31(d)(f)	600	525,000

Namibia — 0.0%
Namibia International Bonds, 5.25%, 10/29/25(d)	400	384,908

Netherlands — 0.0%
BNG Bank NV, 0.88%, 05/18/26(b)	500	458,475

Nigeria — 0.1%
Nigeria Government International Bond
6.13%, 09/28/28(d)	1,000	854,630
6.50%, 11/28/27(d)	1,000	887,400
7.14%, 02/23/30(d)	1,100	939,961
7.38%, 09/28/33(d)	400	320,240
7.63%, 11/21/25(d)	800	795,056
7.63%, 11/28/47(d)	1,000	710,770
7.70%, 02/23/38(d)	600	450,894
7.88%, 02/16/32(d)	1,400	1,172,178
8.25%, 09/28/51(d)	200	151,786
8.75%, 01/21/31(d)	600	544,254
9.25%, 01/21/49(d)	1,200	1,004,880

		7,832,049

Norway — 0.0%
Kommunalbanken AS
0.88%, 03/12/25(b)	460	433,476
1.13%, 06/14/30(b)	400	341,604
2.00%, 06/19/24(b)	1,000	982,250
2.13%, 02/11/25(b)	1,074	1,050,232
2.75%, 02/05/24(b)	40	39,984

		2,847,546

Oman — 0.1%
Oman Government International Bond
4.75%, 06/15/26(d)	800	785,328
4.88%, 02/01/25(d)	1,000	1,004,620
5.38%, 03/08/27(d)	200	200,302
5.63%, 01/17/28(d)	1,600	1,602,624
6.00%, 08/01/29(d)	1,200	1,212,420
6.25%, 01/25/31(d)	1,465	1,490,432
6.50%, 03/08/47(d)	850	773,704

S C H E D U L E O F I N V E S T M E N T S	137

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oman (continued)
6.75%, 10/28/27(d)	$1,600	$1,694,480
6.75%, 01/17/48(d)	1,200	1,121,448
7.00%, 01/25/51(d)	800	768,864
7.38%, 10/28/32(d)	1,400	1,537,270
Oman Sovereign Sukuk Co.
4.40%, 06/01/24(d)	1,400	1,401,582
4.88%, 06/15/30(d)	1,200	1,217,580
5.93%, 10/31/25(d)	700	735,868

		15,546,522

Pakistan — 0.0%
Pakistan Government International Bond
6.00%, 04/08/26(d)	800	653,048
6.88%, 12/05/27(d)	800	654,016
7.38%, 04/08/31(d)	1,090	840,913
8.25%, 04/15/24(d)	400	358,068
8.25%, 09/30/25(d)	1,000	849,820
8.88%, 04/08/51(d)	600	431,742
Pakistan Water & Power Development Authority, 7.50%, 06/04/31(d)	200	129,232

		3,916,839

Panama — 0.1%
Banco Latinoamericano de Comercio Exterior SA, 2.38%, 09/14/25 (Call 08/14/25)(d)	200	190,152
Panama Government International Bond
2.25%, 09/29/32 (Call 06/29/32)	2,000	1,605,440
3.16%, 01/23/30 (Call 10/23/29)	200	181,852
3.30%, 01/19/33 (Call 10/19/32)	200	175,210
3.75%, 03/16/25 (Call 12/16/24)	800	797,760
3.75%, 04/17/26(d)	450	442,930
3.87%, 07/23/60 (Call 01/23/60)	1,400	1,046,934
3.88%, 03/17/28 (Call 12/17/27)	650	630,071
4.00%, 09/22/24 (Call 06/22/24)	800	805,720
4.30%, 04/29/53	850	709,495
4.50%, 05/15/47 (Call 11/15/46)	400	349,604
4.50%, 04/16/50 (Call 10/16/49)	1,000	862,090
4.50%, 04/01/56 (Call 10/01/55)	1,600	1,359,792
6.70%, 01/26/36	1,665	1,873,708
7.13%, 01/29/26	564	623,463
8.88%, 09/30/27	765	931,456
9.38%, 04/01/29	900	1,145,349
Republic of Panama, 4.50%, 01/19/63 (Call 07/19/62)	1,600	1,325,648

		15,056,674

Paraguay — 0.0%
Paraguay Government International Bond
2.74%, 01/29/33(d)	600	488,406
4.70%, 03/27/27(d)	600	596,886
4.95%, 04/28/31 (Call 01/28/31)(d)	200	196,946
5.00%, 04/15/26(d)	600	608,196
5.40%, 03/30/50 (Call 09/30/49)(d)	400	354,140
5.60%, 03/13/48(d)	400	360,248
6.10%, 08/11/44(d)	830	819,584

		3,424,406

Peru — 0.1%
Corp. Financiera de Desarrollo SA, 2.40%, 09/28/27 (Call 07/28/27)(d)	600	526,080
Peruvian Government International Bond
1.86%, 12/01/32 (Call 09/01/32)	1,400	1,087,198
2.39%, 01/23/26 (Call 12/23/25)	750	702,030
2.78%, 01/23/31 (Call 10/23/30)	1,240	1,073,815

Security	Par (000)	Value

Peru (continued)
2.78%, 12/01/60 (Call 06/01/60)	$1,475	$958,131
2.84%, 06/20/30	405	360,843
3.00%, 01/15/34 (Call 10/15/33)	700	583,618
3.23%, July 28, 2121 (Call 01/28/21)	1,225	778,647
3.30%, 03/11/41 (Call 09/11/40)	925	726,060
3.55%, 03/10/51 (Call 09/10/50)	1,100	857,065
3.60%, 01/15/72 (Call 07/15/71)	600	425,520
4.13%, 08/25/27	1,600	1,589,648
5.63%, 11/18/50	800	874,232
6.55%, 03/14/37	400	459,948
7.35%, 07/21/25	1,600	1,750,144
8.75%, 11/21/33	890	1,180,567

		13,933,546

Philippines — 0.1%
Philippine Government International Bond
1.65%, 06/10/31	800	660,136
1.95%, 01/06/32	225	188,552
2.46%, 05/05/30	1,400	1,245,076
2.65%, 12/10/45	600	430,836
2.95%, 05/05/45	1,750	1,317,768
3.00%, 02/01/28	1,325	1,269,787
3.20%, 07/06/46	800	624,896
3.56%, 09/29/32	400	379,828
3.70%, 03/01/41	925	803,344
3.70%, 02/02/42	1,725	1,494,437
3.75%, 01/14/29	1,300	1,278,862
3.95%, 01/20/40	600	538,902
4.20%, 01/21/24	800	811,336
4.20%, 03/29/47	400	367,708
5.00%, 01/13/37	600	616,908
5.50%, 03/30/26	1,200	1,270,632
6.38%, 01/15/32	670	772,992
6.38%, 10/23/34	1,310	1,517,792
7.50%, 09/25/24	300	314,043
7.75%, 01/14/31	1,138	1,415,581
9.50%, 02/02/30	1,050	1,405,079
10.63%, 03/16/25	80	95,414

		18,819,909

Poland — 0.0%
Republic of Poland Government International Bond
3.25%, 04/06/26	1,310	1,298,944
4.00%, 01/22/24	1,066	1,077,406

		2,376,350

Portugal — 0.0%
Portugal Government International Bond, 5.13%, 10/15/24(b)	300	314,532

Qatar — 0.2%
Qatar Government International Bond
3.25%, 06/02/26(d)	1,800	1,787,436
3.38%, 03/14/24(d)	1,000	1,004,400
3.40%, 04/16/25(d)	1,800	1,805,202
3.75%, 04/16/30(d)	2,000	2,019,700
4.00%, 03/14/29(d)	2,350	2,407,552
4.40%, 04/16/50(d)	3,100	3,130,473
4.50%, 04/23/28(d)	1,850	1,945,904
4.63%, 06/02/46(d)	1,900	1,977,634
4.82%, 03/14/49(d)	3,600	3,853,620
5.10%, 04/23/48(d)	3,450	3,830,914

138	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Qatar (continued)
6.40%, 01/20/40(b)	$900	$1,122,327
9.75%, 06/15/30(b)	234	332,877

		25,218,039

Romania — 0.0%
Romanian Government International Bond
3.00%, 02/27/27(d)	200	185,988
3.00%, 02/14/31(d)	2,000	1,704,360
4.00%, 02/14/51(d)	1,488	1,124,452
4.38%, 08/22/23(d)	800	809,760
4.88%, 01/22/24(c)(d)	400	409,144
5.13%, 06/15/48(d)	600	542,766
6.13%, 01/22/44(d)	450	464,085

		5,240,555

Rwanda — 0.0%
Rwanda International Government Bond, 5.50%, 08/09/31(d)	400	354,584

Saudi Arabia — 0.2%
KSA Sukuk Ltd.
2.25%, 05/17/31(d)	200	178,428
2.97%, 10/29/29(d)	1,500	1,435,410
3.63%, 04/20/27(d)	2,974	2,982,119
4.30%, 01/19/29(d)	1,800	1,860,426
Saudi Government International Bond
2.25%, 02/02/33(d)	1,800	1,555,380
2.50%, 02/03/27(d)	1,100	1,058,409
2.75%, 02/03/32(d)	1,000	919,950
2.90%, 10/22/25(d)	1,400	1,379,392
3.25%, 10/26/26(d)	3,400	3,379,430
3.25%, 10/22/30(d)	900	868,410
3.25%, 11/17/51(d)	800	642,384
3.45%, 02/02/61(d)	1,800	1,435,392
3.63%, 03/04/28(d)	2,250	2,242,890
3.75%, 01/21/55(d)	2,200	1,916,574
4.00%, 04/17/25(d)	2,650	2,691,314
4.38%, 04/16/29(d)	1,800	1,870,758
4.50%, 04/17/30(d)	2,300	2,403,730
4.50%, 10/26/46(d)	3,700	3,537,274
4.50%, 04/22/60(d)	1,200	1,181,532
4.63%, 10/04/47(d)	2,310	2,246,059
5.00%, 04/17/49(d)	2,600	2,686,034
5.25%, 01/16/50(d)	2,400	2,589,264

		41,060,559

Senegal — 0.0%
Senegal Government International Bond
6.25%, 05/23/33(d)	600	533,850
6.75%, 03/13/48(d)	600	475,452

		1,009,302

Serbia — 0.0%
Serbia International Bond, 2.13%, 12/01/30(d)	600	447,936

Slovenia — 0.0%
Slovenia Government International Bond, 5.25%, 02/18/24(b)	600	621,378

South Africa — 0.1%
Republic of South Africa Government International Bond
4.30%, 10/12/28(c)	1,400	1,275,316
4.67%, 01/17/24	700	702,723

Security	Par (000)	Value

South Africa (continued)
4.85%, 09/27/27	$800	$764,624
4.85%, 09/30/29	1,200	1,102,668
4.88%, 04/14/26	800	788,752
5.00%, 10/12/46	600	452,238
5.38%, 07/24/44	600	478,194
5.65%, 09/27/47	800	630,976
5.75%, 09/30/49	1,400	1,106,266
5.88%, 09/16/25	1,000	1,031,570
5.88%, 06/22/30(c)	800	783,280
6.25%, 03/08/41	918	832,718
6.30%, 06/22/48	400	341,684
7.30%, 04/20/52	600	558,930

		10,849,939

South Korea — 0.2%
Export-Import Bank of Korea
0.63%, 06/29/24	400	380,268
0.63%, 02/09/26	800	724,488
0.75%, 09/21/25	600	551,364
1.25%, 01/18/25	1,000	949,310
1.25%, 09/21/30	800	668,056
1.28%, 06/01/23, (3 mo. LIBOR US + 0.775%)(a)	240	241,361
1.38%, 03/20/25(d)	400	379,268
1.38%, 02/09/31	600	500,388
1.63%, 01/18/27	1,000	920,620
1.75%, 10/19/28 (Call 08/19/28)(d)	600	540,384
1.88%, 02/12/25	200	192,874
2.13%, 01/18/32(c)	400	348,436
2.38%, 06/25/24	800	789,608
2.50%, 06/29/41	200	167,610
2.63%, 05/26/26	300	291,762
2.88%, 01/21/25	600	594,852
3.25%, 11/10/25	400	399,028
3.25%, 08/12/26	600	597,354
3.63%, 11/27/23	200	202,568
4.00%, 01/14/24	800	814,856
Industrial Bank of Korea
0.63%, 09/17/24(d)	200	188,854
1.04%, 06/22/25(d)	200	186,054
2.13%, 10/23/24(d)	400	390,884
Korea Development Bank (The)
0.40%, 06/19/24	200	189,362
0.50%, 10/27/23	600	579,588
0.75%, 01/25/25	800	749,360
1.25%, 06/03/25(d)	400	376,768
1.38%, 04/25/27	600	541,698
1.75%, 02/18/25	800	769,008
Korea Electric Power Co., 1.13%, 09/24/26(d)	200	180,364
Korea Expressway Corp., 1.13%, 05/17/26(d)	200	182,856
Korea Gas Corp., 2.25%, 07/18/26(d)	200	189,410
Korea Hydro & Nuclear Power Co. Ltd.
1.25%, 04/27/26(d)	200	182,912
3.25%, 06/15/25(d)	600	596,076
Korea International Bond
1.00%, 09/16/30	400	335,248
1.75%, 10/15/31	400	352,364
2.00%, 06/19/24	600	588,072
2.50%, 06/19/29	525	502,042
2.75%, 01/19/27	400	390,800
3.50%, 09/20/28	400	402,636
3.88%, 09/11/23	200	202,766

S C H E D U L E O F I N V E S T M E N T S	139

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

South Korea (continued)
3.88%, 09/20/48	$400	$423,040
4.13%, 06/10/44	1,150	1,256,352
Korea Land & Housing Corp., 0.63%, 11/03/23(d)	200	192,966
Korea National Oil Corp.
0.88%, 10/05/25(c)(d)	600	546,654
1.25%, 04/07/26(d)	1,000	910,580
1.63%, 10/05/30(d)	400	333,580
2.38%, 04/07/31(d)	400	352,312
Korea Resources Corp., 1.75%, 04/15/26(d)	200	184,008
Korea SMEs and Startups Agency, 2.13%, 08/30/26(d)	400	375,396
Korea South-East Power Co. Ltd., 1.00%, 02/03/26(d)	400	364,684

		23,271,149

Sri Lanka — 0.0%
Sri Lanka Government International Bond
6.13%, 06/03/25(d)(i)(j)	600	258,726
6.20%, 05/11/27(d)(i)(j)	600	255,630
6.35%, 06/28/24(d)(i)(j)	400	170,872
6.75%, 04/18/28(d)(i)(j)	600	254,964
6.83%, 07/18/26(d)(i)(j)	800	348,000
6.85%, 03/14/24(d)(i)(j)	800	341,864
6.85%, 11/03/25(d)(i)(j)	800	345,760
7.55%, 03/28/30(d)(i)(j)	800	341,064
7.85%, 03/14/29(d)(i)(j)	824	349,392

		2,666,272

Supranational — 1.1%
Africa Finance Corp.
3.13%, 06/16/25(d)	400	386,204
3.75%, 10/30/29(d)	600	566,862
3.88%, 04/13/24(d)	400	397,256
4.38%, 04/17/26(d)	465	461,606
African Development Bank
0.88%, 03/23/26	330	304,055
0.88%, 07/22/26	4,178	3,818,232
3.00%, 09/20/23	2,225	2,237,126
African Export-Import Bank (The)
4.13%, 06/20/24(d)	450	447,800
5.25%, 10/11/23(d)	1,400	1,418,186
Asian Development Bank
0.25%, 07/14/23	690	671,984
0.25%, 10/06/23	585	565,900
0.38%, 06/11/24	4,435	4,217,197
0.38%, 09/03/25	1,085	995,292
0.50%, 02/04/26	1,025	934,226
0.63%, 04/29/25	2,695	2,516,402
0.75%, 10/08/30	2,210	1,836,466
1.00%, 04/14/26	1,560	1,443,920
1.25%, 06/09/28	20	17,959
1.50%, 10/18/24	2,359	2,282,073
1.50%, 03/04/31	725	638,950
1.75%, 08/14/26	665	631,258
1.75%, 09/19/29	1,631	1,489,136
1.88%, 01/24/30	4,301	3,948,017
2.00%, 01/22/25	710	693,145
2.00%, 04/24/26	547	526,181
2.13%, 03/19/25	10	9,791
2.38%, 08/10/27	150	145,058
2.50%, 11/02/27	1,532	1,488,828
2.63%, 01/30/24	1,993	1,991,067
2.63%, 01/12/27	794	779,843

Security	Par (000)	Value

Supranational (continued)
2.75%, 01/19/28	$865	$850,191
3.13%, 09/26/28	398	399,656
5.82%, 06/16/28	25	28,652
6.22%, 08/15/27	645	734,023
6.38%, 10/01/28	300	353,583
Asian Infrastructure Investment Bank (The)
0.25%, 09/29/23	1,675	1,618,552
0.50%, 10/30/24	2,195	2,062,773
0.50%, 05/28/25	1,930	1,782,065
2.25%, 05/16/24	3,565	3,517,621
Banque Ouest Africaine de Developpement, 5.00%, 07/27/27(b)	200	198,248
Corp. Andina de Fomento, 3.75%, 11/23/23	95	95,942
Council of Europe Development Bank
0.25%, 10/20/23	1,080	1,043,280
1.38%, 02/27/25	100	95,788
European Bank for Reconstruction & Development
0.25%, 07/10/23	130	126,581
0.50%, 05/19/25	1,491	1,383,752
0.50%, 11/25/25	1,710	1,564,565
1.50%, 02/13/25	25	24,028
1.63%, 09/27/24	3,565	3,462,328
European Investment Bank
0.00%, 11/06/26(h)	150	130,916
0.25%, 09/15/23	1,133	1,098,251
0.38%, 12/15/25	1,680	1,530,312
0.38%, 03/26/26	1,000	903,700
0.63%, 07/25/25	2,870	2,664,881
0.63%, 10/21/27	130	114,215
0.75%, 10/26/26	1,250	1,132,188
0.75%, 09/23/30	1,296	1,082,627
0.88%, 05/17/30	855	723,843
1.25%, 02/14/31	2,470	2,135,019
1.38%, 05/15/23	1,722	1,704,866
1.63%, 03/14/25	2,780	2,681,115
1.63%, 10/09/29	415	376,592
1.88%, 02/10/25	3,423	3,330,168
2.13%, 04/13/26	1,730	1,677,512
2.25%, 06/24/24	1,350	1,334,948
2.38%, 05/24/27	1,105	1,071,574
2.50%, 10/15/24	510	505,660
2.63%, 03/15/24	4,985	4,976,027
2.88%, 08/15/23	2,530	2,541,208
3.13%, 12/14/23	2,820	2,840,924
3.25%, 01/29/24	3,012	3,039,951
4.88%, 02/15/36	1,365	1,614,467
European Stability Mechanism, 0.38%, 09/10/25(b)	400	366,536
Inter-American Development Bank
0.25%, 11/15/23	3,185	3,070,977
0.50%, 05/24/23	2,400	2,353,440
0.63%, 07/15/25	612	568,407
0.63%, 09/16/27	620	545,439
0.88%, 04/03/25	675	636,363
0.88%, 04/20/26	600	552,138
1.13%, 07/20/28	685	610,123
1.13%, 01/13/31	2,390	2,039,889
1.75%, 03/14/25	2,240	2,168,074
2.00%, 06/02/26	1,215	1,167,336
2.00%, 07/23/26	1,587	1,522,933
2.13%, 01/15/25	3,001	2,939,059

140	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Supranational (continued)
2.25%, 06/18/29	$1,183	$1,120,999
2.38%, 07/07/27	1,040	1,006,574
2.63%, 01/16/24	1,620	1,617,926
3.00%, 10/04/23	1,659	1,668,058
3.00%, 02/21/24	3,444	3,460,531
3.13%, 09/18/28	1,606	1,610,850
3.20%, 08/07/42	230	221,748
3.88%, 10/28/41	655	694,994
4.38%, 01/24/44	690	791,844
7.00%, 06/15/25	200	223,124
Inter-American Investment Corp., 1.75%, 10/02/24(d)	400	388,744
International Bank for Reconstruction & Development
0.25%, 11/24/23	2,855	2,752,077
0.38%, 07/28/25	1,065	980,418
0.50%, 10/28/25	1,570	1,440,883
0.63%, 04/22/25	8,330	7,783,968
0.75%, 03/11/25	1,650	1,552,518
0.75%, 11/24/27	2,125	1,876,587
0.75%, 08/26/30	2,595	2,160,104
0.88%, 05/14/30	1,640	1,385,488
1.13%, 09/13/28	2,085	1,852,627
1.25%, 02/10/31	3,025	2,605,826
1.38%, 04/20/28	775	703,987
1.50%, 08/28/24	2,540	2,464,308
1.63%, 01/15/25	1,816	1,756,490
1.63%, 11/03/31	1,195	1,052,664
1.75%, 10/23/29	1,044	953,005
1.88%, 06/19/23	2,207	2,193,228
1.88%, 10/27/26	1,845	1,758,672
2.13%, 03/03/25	1,030	1,008,267
2.50%, 03/19/24	3,852	3,836,207
2.50%, 11/25/24	1,838	1,820,447
2.50%, 07/29/25	2,549	2,511,300
2.50%, 11/22/27	2,411	2,343,974
3.00%, 09/27/23	3,649	3,670,602
3.13%, 11/20/25	690	693,381
4.75%, 02/15/35	1,490	1,710,535
International Finance Corp.
0.75%, 08/27/30(c)	1,090	911,087
1.38%, 10/16/24	1,500	1,447,680
2.13%, 04/07/26	1,895	1,834,265
ISDB Trust Services No. 2 SARL, 1.26%, 03/31/26(d)	2,250	2,087,662
Nordic Investment Bank
0.38%, 05/19/23	1,203	1,177,990
0.38%, 09/11/25	200	183,258
2.25%, 05/21/24	310	306,668

		188,574,891

Suriname — 0.0%
Suriname Government International Bond, 9.25%, 10/26/26(d)(i)(j)	200	143,064

Sweden — 0.0%
Svensk Exportkredit AB
0.25%, 09/29/23	685	662,628
0.50%, 11/10/23	750	725,572
0.50%, 08/26/25	1,040	956,176
0.63%, 05/14/25	1,835	1,707,229

		4,051,605

Thailand — 0.0%
Export Import Bank of Thailand, 1.46%, 10/15/25(d)	600	556,194

Security	Par (000)	Value

Trinidad and Tobago — 0.0%
Trinidad & Tobago Government International Bond
4.50%, 08/04/26(c)(d)	$600	$595,644
4.50%, 06/26/30 (Call 03/26/30)(d)	800	760,664

		1,356,308

Tunisia — 0.0%
Tunisian Republic, 5.75%, 01/30/25(d)	607	415,825

Turkey — 0.2%
Hazine Mustesarligi Varlik Kiralama AS
4.49%, 11/25/24(d)	600	577,218
5.13%, 06/22/26(d)	2,600	2,441,972
Istanbul Metropolitan Municipality, 6.38%, 12/09/25(d)	800	724,448
Turkey Government International Bond
4.25%, 03/13/25	1,000	919,980
4.25%, 04/14/26	1,000	881,170
4.75%, 01/26/26	1,200	1,081,008
4.88%, 10/09/26	1,800	1,586,268
4.88%, 04/16/43	2,050	1,383,648
5.13%, 02/17/28	1,600	1,367,280
5.25%, 03/13/30	2,800	2,292,416
5.60%, 11/14/24(c)	1,200	1,147,344
5.75%, 03/22/24	1,800	1,760,958
5.75%, 05/11/47	2,400	1,702,848
5.88%, 06/26/31	2,200	1,824,240
5.95%, 01/15/31	1,600	1,341,888
6.00%, 03/25/27	1,800	1,637,514
6.00%, 01/14/41	1,750	1,315,983
6.13%, 10/24/28	1,400	1,247,386
6.35%, 08/10/24(c)	1,400	1,368,570
6.38%, 10/14/25	1,800	1,723,878
6.50%, 09/20/33	1,300	1,102,062
6.63%, 02/17/45	1,450	1,148,400
6.75%, 05/30/40	350	290,304
6.88%, 03/17/36(c)	1,431	1,227,726
7.25%, 12/23/23	1,000	1,013,530
7.25%, 03/05/38	521	460,564
7.38%, 02/05/25	1,920	1,910,611
7.63%, 04/26/29	2,600	2,478,996
8.00%, 02/14/34(c)	180	175,019
11.88%, 01/15/30	100	118,418
Turkiye Ihracat Kredi Bankasi AS
5.38%, 10/24/23(d)	200	196,168
5.75%, 07/06/26(d)	600	544,980
8.25%, 01/24/24(d)	400	407,960
Turkiye Vakiflar Bankasi TAO, 5.50%, 10/01/26(d)	400	358,456

		39,759,211

Ukraine — 0.0%
Ukraine Government International Bond
6.88%, 05/21/29(d)	1,600	492,000
7.25%, 03/15/33(d)	1,209	374,790
7.38%, 09/25/32(d)	1,000	310,000
7.75%, 09/01/23(d)	981	387,495
7.75%, 09/01/24(d)	221	74,588
7.75%, 09/01/25(d)	900	293,231
7.75%, 09/01/26(d)	803	262,982
7.75%, 09/01/27(d)	800	262,000
8.99%, 02/01/24(d)	600	211,500
9.75%, 11/01/28(d)	1,200	393,000

		3,061,586

S C H E D U L E O F I N V E S T M E N T S	141

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

United Arab Emirates — 0.2%
Abu Dhabi Government International Bond
0.75%, 09/02/23(d)	$1,000	$971,270
1.63%, 06/02/28(d)	1,200	1,081,848
1.70%, 03/02/31(d)	1,200	1,032,924
1.88%, 09/15/31(d)	800	694,016
2.13%, 09/30/24(d)	1,900	1,850,106
2.50%, 04/16/25(d)	2,000	1,956,620
2.50%, 09/30/29(d)	1,700	1,596,334
2.70%, 09/02/70(d)	1,200	843,000
3.00%, 09/15/51(d)	600	482,346
3.13%, 05/03/26(d)	1,400	1,391,950
3.13%, 10/11/27(d)	2,600	2,582,814
3.13%, 04/16/30(d)	1,800	1,747,260
3.13%, 09/30/49(d)	2,200	1,802,218
3.88%, 04/16/50(d)	2,500	2,355,550
4.13%, 10/11/47(d)	1,600	1,565,264
Dubai DOF Sukuk Ltd.
2.76%, 09/09/30(d)	900	843,858
5.00%, 04/30/29(d)	1,000	1,065,360
Emirate of Dubai Government International Bonds
3.90%, 09/09/50(d)	1,200	956,460
5.25%, 01/30/43(d)	200	194,014
Finance Department Government of Sharjah
3.63%, 03/10/33(d)	400	352,088
4.00%, 07/28/50(d)	500	371,220
4.38%, 03/10/51(d)	800	627,448
RAK Capital, 3.09%, 03/31/25(d)	600	589,980
Sharjah Sukuk Ltd., 3.76%, 09/17/24(d)	400	403,968
Sharjah Sukuk Program Ltd.
2.94%, 06/10/27(d)	800	755,320
3.20%, 07/13/31(d)	400	366,472
3.23%, 10/23/29(d)	800	742,216
3.85%, 04/03/26(d)	400	399,792
4.23%, 03/14/28(d)	600	596,352
UAE International Government Bond
2.00%, 10/19/31(d)	200	177,214
2.88%, 10/19/41(b)	1,000	834,260
3.25%, 10/19/61(d)	1,200	982,704

		32,212,246

Uruguay — 0.1%
Uruguay Government International Bond
4.13%, 11/20/45	455	439,635
4.38%, 10/27/27	1,200	1,225,308
4.38%, 01/23/31 (Call 10/23/30)	1,812	1,859,891
4.50%, 08/14/24	530	540,043
4.98%, 04/20/55	1,955	2,018,166
5.10%, 06/18/50	1,982	2,080,149
7.63%, 03/21/36	550	720,208
7.88%, 01/15/33	274	353,261

		9,236,661

Uzbekistan — 0.0%
Republic of Uzbekistan International Bond, 5.38%, 02/20/29(d)	200	193,400

Vietnam — 0.0%
Vietnam Government International Bond, 4.80%, 11/19/24(d)	800	820,488

Security	Par (000)	Value

Zambia — 0.0%
Zambia Government International Bond
8.50%, 04/14/24(d)(i)(j)	$800	$598,424
8.97%, 07/30/27(d)(i)(j)	1,400	1,037,638

		1,636,062

Total Foreign Government Obligations — 4.9% (Cost: $976,644,517)		866,787,752

Municipal Debt Obligations

Alabama — 0.0%
Alabama Federal Aid Highway Finance Authority, 2.65%, 09/01/37 (Call 09/01/31)	520	431,260

California — 0.2%
Bay Area Toll Authority RB, 3.13%, 04/01/55 (Call 04/01/31)	565	439,089
Bay Area Toll Authority RB BAB
Series F-2, 6.26%, 04/01/49	1,040	1,356,288
Series S-1, 7.04%, 04/01/50	150	213,575
Series S-3, 6.91%, 10/01/50	650	927,393
California Health Facilities Financing Authority
4.19%, 06/01/37 (CALL 06/01/32)	55	53,078
4.35%, 06/01/41 (CALL 06/01/32)	80	77,594
California State University RB
Class B, 2.72%, 11/01/52	455	351,234
Class B, 2.98%, 11/01/51 (Call 05/01/51)	680	540,920
Series E, 2.90%, 11/01/51 (Call 11/01/30)	100	79,441
City of Los Angeles Department of Airports Customer Facility Charge Revenue RB, 4.24%, 05/15/48 (CALL 05/15/32) (AGM)	55	49,922
City of San Francisco CA Public Utilities Commission Water Revenue RB, Series E, 2.83%, 11/01/41 (Call 11/01/30)	980	777,886
City of San Francisco CA Public Utilities Commission Water Revenue RB BAB, 6.95%, 11/01/50	50	67,115
East Bay Municipal Utility District Water System Revenue RB BAB, Series B, 5.87%, 06/01/40	500	602,068
Foothill-Eastern Transportation Corridor Agency RB, Series A, 4.09%, 01/15/49 (Call 01/15/30)	350	315,040
Golden State Tobacco Securitization Corp. RB Class B, 3.00%, 06/01/46	125	110,165
3.12%, 06/01/38 (Call 06/01/31) (SAP)	500	413,753
Class B, 3.29%, 06/01/42 (Call 06/01/31)	315	252,774
3.71%, 06/01/41 (Call 12/01/31)	385	323,628
3.85%, 06/01/50 (Call 12/01/31)	220	202,190
4.21%, 06/01/50 (Call 12/01/31)	205	171,546
Los Angeles Community College District/CA GO, 2.11%, 08/01/32 (Call 08/01/30)	500	423,506
Los Angeles Community College District/CA GO BAB, 6.75%, 08/01/49	535	754,820
Los Angeles County Metropolitan Transportation Authority RB BAB, Series A, 5.74%, 06/01/39	500	563,683
Los Angeles Department of Water & Power System Revenue RB BAB
Series A, 5.72%, 07/01/39	445	526,467
Series A, 6.60%, 07/01/50	355	485,473
Series D, 6.57%, 07/01/45	100	133,569
Los Angeles Unified School District/CA GO BAB
5.75%, 07/01/34(c)	1,675	1,901,864
5.76%, 07/01/29	400	438,233

142	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Series RY, 6.76%, 07/01/34	$100	$121,569
Regents of the University of California Medical Center Pooled Revenue RB
Class A, 3.71%, 05/15/20 (Call 11/15/19)	100	76,163
4.13%, 05/15/32	105	105,000
4.56%, 05/15/53	175	175,000
Series N, Class A, 3.26%, 05/15/60 (Call 11/15/59)	540	422,316
Regents of the University of California Medical Center Pooled Revenue RB BAB
Series H, Class H, 6.55%, 05/15/48	125	160,037
Series F, 6.58%, 05/15/49	1,260	1,623,693
San Diego County Regional Transportation Commission RB BAB, 5.91%, 04/01/48	160	200,523
San Diego County Water Authority RB BAB, Series B, 6.14%, 05/01/49	250	317,117
San Joaquin Hills Transportation Corridor Agency RB, 3.49%, 01/15/50 (Call 01/15/32)	250	206,166
Santa Clara Valley Transportation Authority RB BAB, 5.88%, 04/01/32	700	763,102
State of California
2.50%, 10/01/29	570	528,599
3.38%, 04/01/25	200	200,678
State of California Department of Water Resources Power Supply Revenue RB, Series P, 2.00%, 05/01/22	80	80,000
State of California GO
1.70%, 02/01/28	250	226,421
3.50%, 04/01/28	315	314,266
4.60%, 04/01/38 (Call 04/01/28)	125	130,196
Series A, 3.05%, 04/01/29	500	481,005
State of California GO BAB
7.30%, 10/01/39	920	1,212,667
7.35%, 11/01/39	500	662,553
7.50%, 04/01/34	1,700	2,225,968
7.55%, 04/01/39	1,230	1,691,307
7.60%, 11/01/40	1,350	1,893,166
7.63%, 03/01/40	1,200	1,648,038
University of California
Series AX, 3.06%, 07/01/25 (Call 04/01/25)	50	49,383
Series BG, 1.61%, 05/15/30 (Call 02/15/30)	720	602,166
University of California RB
Series AD, 4.86%, 05/15/12	110	110,135
Series AJ, 4.60%, 05/15/31	100	102,770
Series AQ, 4.77%, 12/31/99	500	478,264
Series BG, 3.07%, 05/15/51 (Call 05/15/31)	1,305	1,023,373
University of California RB BAB, 5.77%, 05/15/43	100	116,242

		30,500,197

Connecticut — 0.0%
State of Connecticut GO, Series A, 5.85%, 03/15/32	690	785,010
State of Connecticut GO BAB, Series D, 5.09%, 10/01/30	50	53,176

		838,186

District of Columbia — 0.0%
District of Columbia Water & Sewer Authority RB
3.21%, 10/01/48 (Call 10/01/29)	930	755,918
4.81%, 10/01/14	100	101,637

		857,555

Security	Par (000)	Value

Florida — 0.0%
County of Miami-Dade FL Aviation Revenue RB, Series C, 4.28%, 10/01/41 (Call 10/01/28)	$60	$58,027
County of Miami-Dade FL Transit System RB, Series B, 2.60%, 07/01/42 (Call 07/01/30)	1,000	801,201
State Board of Administration Finance Corp.
1.26%, 07/01/25	967	904,777
2.15%, 07/01/30	925	809,550
State Board of Administration Finance Corp. RB, 1.71%, 07/01/27	500	454,184

		3,027,739

Georgia — 0.0%
City of Atlanta GA Water & Wastewater Revenue RB, 2.26%, 11/01/35 (Call 11/01/30)	120	100,283
Municipal Electric Authority of Georgia RB BAB
Project J, Series 2010-A, 6.64%, 04/01/57	1,015	1,241,549
Project M, Series 2010-A, 6.66%, 04/01/57	318	396,153
Project P, Series 2010-A, 7.06%, 04/01/57	25	30,115

		1,768,100

Idaho — 0.0%
Idaho Energy Resources Authority RB, 2.86%, 09/01/46	85	65,701

Illinois — 0.1%
Chicago O’Hare International Airport RB, Series C, 4.47%, 01/01/49	80	81,207
Chicago O’Hare International Airport RB BAB, Series B, 6.40%, 01/01/40	500	623,946
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue RB
Series A, 6.90%, 12/01/40	630	774,499
Series B, 6.90%, 12/01/40(c)	170	209,148
Chicago Transit Authority Sales Tax Receipts Fund RB BAB, Series B, 6.20%, 12/01/40	400	468,929
Illinois State Toll Highway Authority RB BAB, Series A, 6.18%, 01/01/34	180	210,091
Sales Tax Securitization Corp. RB, 3.24%, 01/01/42	1,000	842,005
State of Illinois, 4.95%, 06/01/23	26	25,680
State of Illinois GO, 5.10%, 06/01/33	4,750	4,856,647
State of Illinois GO BAB, Series 5, 7.35%, 07/01/35	800	892,311

		8,984,463

Indiana — 0.0%
Indiana Finance Authority RB, 3.05%, 01/01/51	100	80,916

Kansas — 0.0%
Kansas Development Finance Authority RB, 2.77%, 05/01/51	420	321,632

Louisiana — 0.0%
State of Louisiana Gasoline & Fuels Tax Revenue RB, 2.95%, 05/01/41	195	162,927

Maryland — 0.0%
Maryland Health & Higher Educational Facilities Authority RB, Class D, 3.05%, 07/01/40 (Call 01/01/40)	200	161,630

Massachusetts — 0.0%
Commonwealth of Massachusetts, 4.91%, 05/01/29	805	855,387
Commonwealth of Massachusetts GOL
2.51%, 07/01/41 (Call 07/01/30)	70	55,006
2.81%, 09/01/43	100	80,646

S C H E D U L E O F I N V E S T M E N T S	143

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Massachusetts (continued)
2.90%, 09/01/49	$550	$437,448
Series D, 2.66%, 09/01/39	99	85,719
Commonwealth of Massachusetts GOL BAB, Series E, 5.46%, 12/01/39	145	167,180
Massachusetts School Building Authority RB
2.95%, 05/15/43 (Call 05/15/30)	1,765	1,417,644
3.40%, 10/15/40 (Call 10/15/29)	65	57,128
Massachusetts Water Resources Authority RB, 2.82%, 08/01/41 (Call 08/01/31)	130	110,023

		3,266,181

Michigan — 0.0%
Great Lakes Water Authority Sewage Disposal System Revenue RB, 3.06%, 07/01/39	100	84,869
Michigan Finance Authority RB
3.08%, 12/01/34	350	316,021
3.38%, 12/01/40	55	48,139
Michigan State University RB, 4.17%, 08/15/22 (CALL 02/15/22)	300	254,915
Michigan Strategic Fund RB, 3.23%, 09/01/47 (Call 09/01/31)	50	41,690
University of Michigan RB
3.50%, 04/01/52 ( 10/01/51)	272	250,070
4.45%, 04/01/22 ( 10/01/21)	846	801,554
Series B, 2.44%, 04/01/40 (Call 10/01/39)	238	185,993

		1,983,251

Minnesota — 0.0%
University of Minnesota RB, 4.05%, 04/01/52 (CALL 10/01/51)	168	163,045

Missouri — 0.0%
Health & Educational Facilities Authority of the State of Missouri RB
Series A, 3.23%, 05/15/50 (Call 11/15/49)	500	405,886
Series A, 3.65%, 08/15/57 (Call 02/15/57)	225	194,086

		599,972

Nebraska — 0.0%
University of Nebraska Facilities Corp. RB, Series A, Class A, 3.04%, 10/01/49	50	41,843

New Jersey — 0.0%
New Jersey Economic Development Authority RB, Series A, 7.43%, 02/15/29 (NPFGC)	1,085	1,233,403
New Jersey State Turnpike Authority RB BAB, Series F, 7.41%, 01/01/40	1,055	1,434,154
New Jersey Transportation Trust Fund Authority RB, 4.13%, 06/15/42	845	757,159
New Jersey Transportation Trust Fund Authority RB BAB
Series B, 6.56%, 12/15/40	210	250,163
Series C, 5.75%, 12/15/28	50	53,099
New Jersey Turnpike Authority RB BAB, Series A, 7.10%, 01/01/41	1,135	1,507,826
Rutgers The State University of New Jersey RB 3.27%, 05/01/43	200	170,194
Series P, 3.92%, 12/31/99 (Call 11/01/18)	100	80,350
Rutgers The State University of New Jersey RB BAB, Class H, 5.67%, 05/01/40	500	570,522

		6,056,870

Security	Par (000)	Value

New York — 0.1%
City of New York NY GO BAB
Series A-2, 5.21%, 10/01/31	$135	$142,331
Series C-1, 5.52%, 10/01/37	450	497,394
Series F1, 6.27%, 12/01/37	250	293,240
Metropolitan Transportation Authority RB, Series C2, 5.18%, 11/15/49	700	753,827
Metropolitan Transportation Authority RB BAB
7.34%, 11/15/39	250	338,566
Series 2010-A, 6.67%, 11/15/39	250	297,955
Series A, 5.87%, 11/15/39	100	111,905
Series E, 6.81%, 11/15/40	265	324,847
New York City Transitional Finance Authority Future Tax Secured Revenue RB BAB
5.57%, 11/01/38	200	226,771
Series C-2, 5.77%, 08/01/36	1,040	1,156,323
New York City Water & Sewer System RB BAB
5.44%, 06/15/43	525	619,062
5.72%, 06/15/42(c)	250	303,187
5.88%, 06/15/44	975	1,214,692
5.95%, 06/15/42	225	279,263
New York State Dormitory Authority RB
2.20%, 03/15/34	1,800	1,451,844
Series F, 3.11%, 02/15/39	150	129,064
New York State Dormitory Authority RB BAB
Series D, 5.60%, 03/15/40	390	438,185
Series F, 5.63%, 03/15/39	50	55,645
New York State Thruway Authority RB
Class M, 2.90%, 01/01/35	100	89,151
Series M, 3.50%, 01/01/42 (Call 01/01/30)	490	435,838
New York State Urban Development Corp. RB, Series B, 3.90%, 03/15/33 (Call 09/15/28)	250	240,997
New York State Urban Development Corp. RB BAB, 5.77%, 03/15/39	175	192,248
Port Authority of New York & New Jersey RB
3.14%, 02/15/51 (Call 08/15/31)	230	187,630
Series 165, 5.65%, 11/01/40	255	295,779
Series 168, 4.93%, 10/01/51	775	859,735
Series 174, 4.46%, 10/01/62	2,100	2,128,178
Series 181, 4.96%, 08/01/46	100	109,292
Series 192, 4.81%, 10/15/65	145	155,626
Series 225, 3.18%, 07/15/60 (Call 07/15/31)	600	465,684
Series AAA, 1.09%, 07/01/23	500	490,743

		14,285,002

North Carolina — 0.0%
Charlotte-Mecklenburg Hospital Authority (The) RB, 3.20%, 01/15/51 (Call 01/15/50)	85	69,449

Ohio — 0.0%
American Municipal Power Inc. RB BAB
5.94%, 02/15/47	175	210,404
Series B, 8.08%, 02/15/50	650	985,896
JobsOhio Beverage System RB
2.83%, 01/01/38	250	210,195
Series B, 4.53%, 01/01/35	350	359,452
Ohio State University (The) RB
Series A, 3.80%, 12/01/46	395	374,116
Series A, 4.80%, 06/01/11	200	197,522
Ohio State University (The) RB BAB, Series C, 4.91%, 06/01/40	175	193,651

144	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Ohio (continued)
Ohio Turnpike & Infrastructure Commission RB, Series A, Class A, 3.22%, 02/15/48 (Call 02/15/30)	$160	$125,604
Ohio Water Development Authority Water Pollution Control Loan Fund RB, Series B-2, 4.88%, 12/01/34	50	52,743

		2,709,583

Oregon — 0.0%
Oregon School Boards Association
Series B, 5.55%, 06/30/28 (NPFGC)	100	106,471
Series B, 5.68%, 06/30/28 (NPFGC)	100	107,526
Oregon State University RB, 3.42%, 03/01/60 (Call 03/01/30) (BAM)	200	173,111
State of Oregon Department of Transportation RB BAB, Series 2010-A, 5.83%, 11/15/34	200	230,935
State of Oregon GO, 5.89%, 06/01/27	340	367,962

		986,005

Pennsylvania — 0.0%
City of Philadelphia PA Water & Wastewater Revenue RB, 2.93%, 07/01/45 (Call 07/01/31)	115	88,932
Commonwealth Financing Authority RB, Class A, 2.99%, 06/01/42	710	569,735
Pennsylvania State University (The) RB
2.79%, 09/01/43	500	408,518
2.84%, 09/01/50	250	196,733
Pennsylvania Turnpike Commission RB BAB, Series B, 5.51%, 12/01/45	250	294,005
University of Pittsburgh-of the Commonwealth System of Higher Education RB, 3.56%, 09/15/19 (Call 03/15/19)	200	144,126

		1,702,049

Tennessee — 0.0%
Metropolitan Government Nashville & Davidson County Health & Educational Facility Building RB, Series 2016B, 4.05%, 07/01/26 (Call 04/01/26)	250	255,641

Texas — 0.1%
City of San Antonio Texas Electric & Gas Systems Revenue RB BAB, 5.81%, 02/01/41	200	231,345
Dallas Area Rapid Transit RB BAB
5.02%, 12/01/48(c)	525	594,463
Series B, 6.00%, 12/01/44	50	61,947
Dallas County Hospital District GOL BAB, Series C, 5.62%, 08/15/44	50	58,982
Dallas Fort Worth International Airport RB
2.84%, 11/01/46 (Call 11/01/31)	95	74,926
4.51%, 11/01/51 (CALL 11/01/32)	265	253,220
Series A, Class A, 3.14%, 11/01/45	250	211,259
Series C, Class C, 2.92%, 11/01/50	450	357,421
Series C, Class C, 3.09%, 11/01/40 (Call 11/01/30)	500	428,179
Grand Parkway Transportation Corp. RB, 3.24%, 10/01/52 (Call 04/01/30)	745	605,424
North Texas Tollway Authority RB BAB, Series B, 6.72%, 01/01/49	1,248	1,710,461
Permanent University Fund - Texas A&M University System RB, Series B, 3.66%, 07/01/47 (Call 07/01/27)	100	99,116
Permanent University Fund - University of Texas System RB, Series A, 3.38%, 07/01/47 (Call 01/01/47)	120	102,381
State of Texas GO, 3.21%, 04/01/44 (Call 04/01/29)	650	567,527

Security	Par (000)	Value

Texas (continued)
State of Texas GO BAB, 5.52%, 04/01/39	$715	$830,691
Texas Private Activity Bond Surface Transportation Corp. RB, Series B, 3.92%, 12/31/49	400	354,590
Texas Transportation Commission GO, 2.47%, 10/01/44 (Call 10/01/30)	500	385,415
Texas Transportation Commission State Highway Fund, First Class, 5.18%, 04/01/30	1,115	1,195,160
Texas Transportation Commission State Highway Fund RB, 4.00%, 10/01/33	500	509,531
University of Texas System (The) RB, Series B, 2.44%, 08/15/49 (Call 02/15/49)	845	622,802
University of Texas System (The) RB BAB, Series C, 4.79%, 08/15/46	155	174,485

		9,429,325

Utah — 0.0%
State of Utah, Series B, 3.54%, 07/01/25	100	100,898

Virginia — 0.0%
University of Virginia RB
2.26%, 09/01/50 (Call 03/01/50)	1,120	792,757
Series C, 4.18%, 09/01/17 (Call 03/01/17)	50	44,695

		837,452

Washington — 0.0%
Central Puget Sound Regional Transit Authority Sales & Rental Car Taxes Revenue RB BAB, 5.49%, 11/01/39	30	34,899
State of Washington GO BAB, Series F, 5.14%, 08/01/40	600	665,928

		700,827

Wisconsin — 0.0%
State of Wisconsin RB
Series A, 5.70%, 05/01/26	20	21,202
Series C, 3.15%, 05/01/27	250	245,792

		266,994

Total Municipal Debt Obligations — 0.5% (Cost: $105,684,331)		90,654,693

U.S. Government & Agency Obligations

Mortgage-Backed Securities — 24.8%
Federal Home Loan Mortgage Corp.
2.00%, 09/01/50	5,841	5,177,793
2.00%, 10/01/50	4,135	3,665,498
2.50%, 01/01/30	18	17,834
2.50%, 08/01/31	223	217,357
2.50%, 10/01/31	368	358,151
2.50%, 12/01/31	220	213,560
2.50%, 02/01/32	422	410,737
2.50%, 01/01/33	777	756,954
2.50%, 03/01/52	6,326	5,775,158
3.00%, 05/01/29	20,491	20,464,706
3.00%, 05/01/30	39	38,324
3.00%, 06/01/30	22	21,974
3.00%, 07/01/30	51	51,128
3.00%, 12/01/30	515	512,133
3.00%, 02/01/31	14	14,346
3.00%, 05/01/31	15	15,049
3.00%, 06/01/31	10	9,996
3.00%, 03/01/46	2,029	1,945,158

S C H E D U L E O F I N V E S T M E N T S	145

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.00%, 07/01/46	$152	$145,599
3.00%, 08/01/46	855	819,507
3.00%, 09/01/46	660	635,323
3.00%, 10/01/46	1,222	1,171,180
3.00%, 11/01/46	862	825,488
3.00%, 12/01/46	3,335	3,196,718
3.00%, 01/01/47	605	581,111
3.00%, 02/01/47	1,459	1,398,297
3.00%, 05/01/47	386	369,785
3.00%, 06/01/47	1,158	1,109,984
3.00%, 08/01/47	129	123,548
3.00%, 09/01/47	488	469,233
3.00%, 10/01/47	357	342,348
3.50%, 05/01/32	61	61,419
3.50%, 09/01/32	45	44,646
3.50%, 07/01/33	132	132,733
3.50%, 06/01/34	558	560,179
3.50%, 03/01/38	357	354,097
3.50%, 09/01/38	4	3,970
3.50%, 10/01/42	692	687,261
3.50%, 04/01/43	20	20,090
3.50%, 07/01/43	21	20,825
3.50%, 01/01/44	53	52,724
3.50%, 09/01/44	98	97,431
3.50%, 10/01/44	512	506,417
3.50%, 12/01/45	124	122,364
3.50%, 01/01/46	10	9,461
3.50%, 03/01/46	3,460	3,412,220
3.50%, 05/01/46	96	94,181
3.50%, 07/01/46	105	103,360
3.50%, 08/01/46	134	132,203
3.50%, 09/01/46	65	63,880
3.50%, 11/01/46	28	28,045
3.50%, 12/01/46	1,356	1,334,245
3.50%, 01/01/47	354	347,611
3.50%, 02/01/47	359	353,015
3.50%, 03/01/47	65	64,298
3.50%, 04/01/47	61	59,350
3.50%, 05/01/47	73	71,738
3.50%, 07/01/47	534	525,574
3.50%, 08/01/47	26	26,043
3.50%, 09/01/47	1,311	1,290,351
3.50%, 12/01/47	22	21,189
3.50%, 01/01/48	739	727,726
3.50%, 02/01/48	1,176	1,154,402
3.50%, 03/01/48	833	818,713
3.50%, 05/01/48	494	484,896
3.50%, 04/01/49	860	840,859
3.50%, 05/01/49	238	232,974
3.50%, 06/01/49	300	293,220
4.00%, 05/01/33	107	108,761
4.00%, 08/01/42	99	100,827
4.00%, 07/01/44	18	19,159
4.00%, 02/01/45	118	119,706
4.00%, 06/01/45	9	9,270
4.00%, 08/01/45	55	55,728
4.00%, 09/01/45	503	508,789
4.00%, 01/01/46	93	94,095
4.00%, 03/01/46	4	3,865
4.00%, 05/01/46	9	9,425

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.00%, 07/01/46	$259	$263,084
4.00%, 10/01/46	117	118,401
4.00%, 11/01/46	328	330,641
4.00%, 02/01/47	173	174,308
4.00%, 10/01/47	46	45,819
4.00%, 11/01/47	5	4,561
4.00%, 01/01/48	1,607	1,615,754
4.00%, 02/01/48	502	504,507
4.00%, 06/01/48	494	498,638
4.00%, 07/01/48	429	430,784
4.00%, 08/01/48	156	156,735
4.00%, 09/01/48	115	115,265
4.00%, 12/01/48	375	376,590
4.00%, 01/01/49	305	306,090
4.50%, 02/01/41	57	59,306
4.50%, 05/01/42	76	79,398
4.50%, 01/01/45	47	49,187
4.50%, 01/01/46	62	64,863
4.50%, 04/01/46	9	10,045
4.50%, 05/01/46	7	7,869
4.50%, 07/01/46	3	3,271
4.50%, 09/01/46	649	673,412
4.50%, 05/01/47	51	52,084
4.50%, 06/01/47	30	31,080
4.50%, 05/01/48	346	353,609
4.50%, 06/01/48	164	167,937
4.50%, 07/01/48	148	152,573
4.50%, 10/01/48	918	944,752
4.50%, 12/01/48	235	240,270
4.50%, 01/01/49	281	287,451
5.00%, 04/01/33	329	347,019
5.00%, 09/01/47	26	27,128
5.00%, 03/01/48	93	96,073
5.00%, 04/01/48	564	585,681
5.00%, 05/01/48	77	79,727
5.00%, 07/01/48	137	142,232
5.00%, 04/01/49	89	92,316
Federal National Mortgage Association
2.00%, 01/01/52	30,005	26,542,147
2.50%, 03/01/37	884	847,593
2.50%, 05/01/37	484	463,641
2.50%, 07/01/51	5,948	5,439,133
2.50%, 09/01/51	15,065	13,773,817
2.50%, 04/01/52	25,489	23,265,063
3.00%, 02/01/47	398	383,829
3.00%, 04/01/52	30,002	28,313,047
3.00%, 05/01/52	20,000	18,873,114
3.50%, 11/01/51	1,429	1,417,197
4.00%, 02/01/47	711	722,593
4.00%, 01/01/57	548	555,751
4.00%, 02/01/57	614	622,736
Series 2014-M13, Class A2, 3.02%, 08/25/24(a)	6	6,404
Series 2017-M7, Class A2, 2.96%, 02/25/27(a)	4,921	4,805,021
Series 2018-M10, Class A2, 3.48%, 07/25/28(a)	2,750	2,757,033
Series 2018-M12, Class A2, 3.77%, 08/25/30(a)	2,950	2,989,224
Series 2018-M3, Class A2, 3.18%, 02/25/30(a)	9,807	9,638,986
Series 2019-M2, Class A2, 3.75%, 11/25/28(a)	1,864	1,893,542
Series 2021-M13, Class A2, 1.66%, 04/25/31(a)	17,050	14,637,482
Series 2021-M17, Class A2, 1.71%, 07/25/31(a)	5,000	4,312,967
Series 2022-M1, Class A2, 1.67%, 10/25/31(a)	9,890	8,458,002

146	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Freddie Mac Multifamily Structured Pass Through Certificates
Series A2, 2.28%, 07/25/26 (Call 07/25/26)	$9,000	$8,600,673
Series K034, Class A2, 3.53%, 07/25/23 (Call 07/25/23)(a)	1,000	1,004,922
Series K036, Class A2, 3.53%, 10/25/23 (Call 10/25/23)(a)	750	753,615
Series K040, Class A2, 3.24%, 09/25/24 (Call 09/25/24)	3,195	3,187,855
Series K044, Class A2, 2.81%, 01/25/25 (Call 01/25/25)	6,305	6,236,089
Series K048, Class A2, 3.28%, 06/25/25 (Call 06/25/25)(a)	1,610	1,608,607
Series K053, Class A2, 3.00%, 12/25/25 (Call 12/25/25)	3,000	2,966,224
Series K064, Class A2, 3.22%, 03/25/27 (Call 03/25/27)	3,000	2,983,263
Series K069, Class A2, 3.19%, 09/25/27 (Call 09/25/27)(a)	3,000	2,975,971
Series K073, Class A2, 3.35%, 01/25/28 (Call 01/25/28)	1,000	1,002,555
Series K075, Class A2, 3.65%, 02/25/28 (Call 02/25/28)(a)	3,065	3,110,778
Series K078, Class A2, 3.85%, 06/25/28 (Call 06/25/28)	3,600	3,688,466
Series K086, Class A2, 3.86%, 11/25/28 (Call 11/25/28)(a)	1,000	1,026,093
Series K089, Class A2, 3.56%, 01/25/29 (Call 01/25/29)	2,000	2,018,824
Series K100, Class A2, 2.67%, 09/25/29 (Call 09/25/29)	3,000	2,854,448
Series K101, Class A2, 2.52%, 10/25/29 (Call 10/25/29)	2,000	1,888,583
Series K106, Class A2, 2.07%, 01/25/30 (Call 01/25/30)	3,170	2,889,399
Series K108, Class A2, 1.52%, 03/25/30 (Call 03/25/30)	3,000	2,618,335
Series K110, Class A2, 1.48%, 04/25/30 (Call 04/25/30)	660	573,022
Series K116, Class A2, 1.38%, 07/25/30 (Call 07/25/30)	7,091	6,072,999
Series K125, Class A2, 1.85%, 01/25/31 (Call 01/25/31)	5,000	4,408,306
Series K130, Class A2, 1.72%, 06/25/31 (Call 06/25/31)	3,500	3,035,067
Series K-1512, Class A2, 2.99%, 05/25/31 (Call 05/25/31)	910	877,108
Series K-1512, Class A3, 3.06%, 04/25/34 (Call 04/25/34)	720	670,547
Series K730, Class A2, 3.59%, 01/25/25 (Call 01/25/25)(a)	2,000	2,013,148
Series K739, Class A2, 1.34%, 09/25/27 (Call 09/25/27)	2,780	2,516,163
Government National Mortgage Association
1.50%, 10/20/51	6,209	5,392,917
1.50%, 05/19/52(m)	10,000	8,672,656
2.00%, 07/20/50	1,049	956,698
2.00%, 08/20/50	22,754	20,753,881
2.00%, 09/20/50	14,455	13,184,473
2.00%, 11/20/50	7,003	6,395,281

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
2.00%, 12/20/50	$26,256	$23,948,005
2.00%, 02/20/51	16,648	15,169,338
2.00%, 10/20/51(n)	48,143	43,764,862
2.00%, 12/20/51(n)	56,794	51,567,154
2.00%, 01/20/52	10,861	9,861,107
2.00%, 05/19/52(m)	47,067	42,693,078
2.50%, 05/20/45	65	60,962
2.50%, 12/20/46	843	787,479
2.50%, 01/20/47	293	273,520
2.50%, 06/20/50	19,124	17,869,442
2.50%, 08/20/50	3,153	2,945,806
2.50%, 09/20/50	4,627	4,323,027
2.50%, 01/20/51	12,933	12,084,336
2.50%, 02/20/51	28,043	26,170,322
2.50%, 05/20/51	25,104	23,402,014
2.50%, 07/20/51	8,819	8,200,899
2.50%, 08/20/51	21,351	19,878,841
2.50%, 11/20/51	3,462	3,219,154
2.50%, 12/20/51	21,427	19,925,384
2.50%, 05/19/52(m)	111,304	103,272,651
3.00%, 01/20/43	686	670,206
3.00%, 03/15/43	9	8,963
3.00%, 11/20/43	23	21,956
3.00%, 12/20/43	28	27,087
3.00%, 03/20/45	1,250	1,214,027
3.00%, 05/20/45	1,115	1,083,072
3.00%, 06/20/45	89	86,553
3.00%, 07/20/45	1,097	1,065,588
3.00%, 10/20/45	255	247,612
3.00%, 11/20/45	27	26,258
3.00%, 12/20/45	53	51,311
3.00%, 02/20/46	901	875,101
3.00%, 03/20/46	7,179	6,905,241
3.00%, 04/20/46	759	734,236
3.00%, 05/20/46	682	661,056
3.00%, 06/20/46	779	752,982
3.00%, 07/20/46	1,142	1,106,032
3.00%, 08/20/46	1,817	1,756,918
3.00%, 09/20/46	1,401	1,355,037
3.00%, 11/20/46	484	468,012
3.00%, 12/15/46	710	688,628
3.00%, 12/20/46	1,474	1,425,549
3.00%, 02/15/47	1,010	980,392
3.00%, 02/20/47	674	651,572
3.00%, 03/20/47	158	152,502
3.00%, 06/20/47	498	480,612
3.00%, 07/20/47	44	42,214
3.00%, 10/20/47	1,602	1,546,828
3.00%, 11/20/47	976	941,724
3.00%, 02/20/48	339	327,579
3.00%, 07/20/49	2,795	2,693,474
3.00%, 09/20/49	287	276,011
3.00%, 10/15/49	1,059	1,019,978
3.00%, 12/20/49	2,215	2,130,866
3.00%, 01/20/50	15,482	14,886,942
3.00%, 02/20/50	3,189	3,065,832
3.00%, 08/20/50	1,428	1,370,186
3.00%, 09/20/51	9,861	9,429,186
3.00%, 10/20/51(n)	47,511	45,434,097
3.00%, 11/20/51	23,229	22,195,659

S C H E D U L E O F I N V E S T M E N T S	147

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.00%, 02/20/52	$18,518	$17,678,602
3.00%, 05/19/52(m)	25,795	24,587,911
3.50%, 09/20/42	557	555,113
3.50%, 10/20/42	10,342	10,300,324
3.50%, 11/20/42	604	601,233
3.50%, 12/20/42	460	458,076
3.50%, 06/15/43	461	464,316
3.50%, 10/20/44	72	71,281
3.50%, 12/20/44	143	141,779
3.50%, 02/20/45	692	687,346
3.50%, 04/20/45	539	536,628
3.50%, 05/20/45	2,450	2,436,729
3.50%, 09/20/45	8,270	8,226,401
3.50%, 10/20/45	63	63,120
3.50%, 11/20/45	521	518,036
3.50%, 12/20/45	514	511,313
3.50%, 03/20/46	1,208	1,200,947
3.50%, 04/20/46	493	489,833
3.50%, 06/20/46	2,106	2,098,234
3.50%, 11/20/46	63	62,700
3.50%, 12/20/46	713	707,736
3.50%, 01/20/47	196	194,218
3.50%, 02/20/47	909	903,001
3.50%, 03/20/47	1,231	1,217,970
3.50%, 04/20/47	217	214,610
3.50%, 05/20/47	12,802	12,666,652
3.50%, 06/20/47	232	229,759
3.50%, 08/20/47	1,514	1,499,421
3.50%, 09/20/47	2,693	2,664,732
3.50%, 10/20/47	10,268	10,160,425
3.50%, 11/20/47	1,077	1,065,097
3.50%, 12/15/47	1,529	1,515,784
3.50%, 12/20/47	523	519,196
3.50%, 01/20/48	211	208,872
3.50%, 02/20/48	3,406	3,369,866
3.50%, 04/20/48	2,345	2,319,037
3.50%, 08/20/48	789	778,677
3.50%, 01/20/49	359	354,758
3.50%, 09/20/49	3,333	3,282,641
3.50%, 12/20/49	2,200	2,164,565
3.50%, 01/20/50	686	675,033
3.50%, 03/20/50	784	771,333
3.50%, 05/20/50	1,648	1,620,455
3.50%, 08/20/50	2,331	2,286,964
3.50%, 05/19/52(m)	52,103	50,967,073
4.00%, 08/20/45	416	423,211
4.00%, 09/20/45	137	139,737
4.00%, 10/20/45	6	6,011
4.00%, 01/20/46	23	23,826
4.00%, 03/20/46	299	304,048
4.00%, 07/20/46	26	26,586
4.00%, 09/20/46	7	6,799
4.00%, 11/20/46	69	70,099
4.00%, 12/15/46	52	52,783
4.00%, 04/20/47	1,061	1,071,034
4.00%, 07/20/47	2,496	2,521,058
4.00%, 08/20/47	105	105,682
4.00%, 11/20/47	871	879,420
4.00%, 03/20/48	1,427	1,441,128
4.00%, 04/20/48	698	703,044

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.00%, 05/15/48	$175	$178,001
4.00%, 05/20/48	1,400	1,408,036
4.00%, 08/20/48	1,371	1,379,180
4.00%, 09/20/48	566	569,732
4.00%, 11/20/48	171	171,918
4.00%, 01/20/49	3,962	3,985,605
4.00%, 02/20/49	6,946	6,986,323
4.00%, 09/15/49	197	199,805
4.00%, 05/19/52(m)	62,329	62,419,085
4.50%, 04/15/40	12	12,307
4.50%, 11/20/45	59	61,624
4.50%, 08/20/46	60	62,933
4.50%, 09/20/46	10	10,050
4.50%, 10/20/46	52	54,461
4.50%, 11/20/46	24	25,308
4.50%, 02/20/47	27	27,561
4.50%, 04/20/47	34	35,578
4.50%, 06/20/47	73	76,087
4.50%, 07/20/47	3,519	3,650,329
4.50%, 10/20/47	36	36,731
4.50%, 04/20/48	535	553,289
4.50%, 06/20/48	516	528,514
4.50%, 07/20/48	560	574,196
4.50%, 08/20/48	448	459,202
4.50%, 12/20/48	635	650,460
4.50%, 01/20/49	14,006	14,334,656
4.50%, 03/20/49	178	182,736
4.50%, 06/20/49	1,083	1,110,083
4.50%, 07/20/49	558	571,784
4.50%, 08/20/49	182	186,852
4.50%, 05/19/52(m)	12,859	13,106,134
5.00%, 07/20/46	16	16,899
5.00%, 03/20/48	118	124,160
5.00%, 04/20/48	367	385,777
5.00%, 05/20/48	160	167,956
5.00%, 11/20/48	194	203,617
5.00%, 12/20/48	269	283,521
5.00%, 01/20/49	531	558,535
5.00%, 04/20/49	47	49,101
5.00%, 05/20/49	69	72,607
5.00%, 06/20/49	1,874	1,971,987
5.00%, 05/19/52(m)	3,848	3,972,459
5.50%, 04/20/48	24	25,249
Uniform Mortgage-Backed Securities
1.50%, 03/01/36	3,745	3,432,595
1.50%, 10/01/36	3,672	3,367,137
1.50%, 11/01/36	3,456	3,168,392
1.50%, 02/01/37	22,221	20,368,487
1.50%, 03/01/37	32,160	29,459,469
1.50%, 04/01/37	4,904	4,492,118
1.50%, 05/17/37(m)	84,901	77,645,141
1.50%, 11/01/50	4,851	4,102,082
1.50%, 04/01/51	4,962	4,195,075
1.50%, 05/01/51	29,220	24,702,613
1.50%, 07/01/51	21,686	18,331,827
1.50%, 11/01/51	14,725	12,439,010
1.50%, 05/12/52(m)	37,075	31,261,756
1.50%, 06/13/52	8,525	7,172,922
2.00%, 12/01/35	9,952	9,358,159
2.00%, 02/01/36	55,444	52,134,443

148	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
2.00%, 03/01/36	$8,121	$7,628,869
2.00%, 05/01/36	16,193	15,204,470
2.00%, 06/01/36	13,551	12,723,056
2.00%, 07/01/36	1,350	1,267,380
2.00%, 08/01/36	12,993	12,199,738
2.00%, 09/01/36	21,731	20,403,249
2.00%, 10/01/36	4,394	4,125,371
2.00%, 11/01/36	10,344	9,712,807
2.00%, 12/01/36	15,108	14,185,192
2.00%, 01/01/37	24,128	22,653,640
2.00%, 05/17/37(m)	77,437	72,552,292
2.00%, 05/01/50	15,917	14,109,394
2.00%, 07/01/50	13,535	11,998,441
2.00%, 08/01/50	6,655	5,899,400
2.00%, 09/01/50	16,289	14,439,589
2.00%, 10/01/50	11,403	10,107,518
2.00%, 11/01/50	7,504	6,652,032
2.00%, 12/01/50	5,328	4,722,668
2.00%, 01/01/51	24,160	21,416,913
2.00%, 02/01/51	28,940	25,627,271
2.00%, 03/01/51	33,280	29,464,557
2.00%, 03/01/51(n)	59,587	52,729,175
2.00%, 04/01/51	30,808	27,256,829
2.00%, 05/01/51	28,417	25,139,133
2.00%, 06/01/51	43,230	38,232,947
2.00%, 07/01/51	20,501	18,129,810
2.00%, 08/01/51	56,568	50,014,255
2.00%, 10/01/51	51,167	45,219,326
2.00%, 10/01/51(n)	45,957	40,618,167
2.00%, 11/01/51	103,859	91,784,751
2.00%, 12/01/51	70,922	62,613,761
2.00%, 12/01/51(n)	62,079	54,847,109
2.00%, 01/01/52	21,537	19,046,867
2.00%, 02/01/52	81,457	71,873,375
2.00%, 03/01/52	24,605	21,709,825
2.00%, 05/12/52(m)	90,541	79,863,235
2.00%, 06/13/52(m)	6,250	5,502,637
2.50%, 12/01/29	70	68,625
2.50%, 03/01/30	90	87,206
2.50%, 07/01/30	87	83,871
2.50%, 08/01/30	25	24,701
2.50%, 12/01/30	32	31,437
2.50%, 01/01/31	25	24,280
2.50%, 05/01/31	2,479	2,409,086
2.50%, 09/01/31	271	263,143
2.50%, 10/01/31	1,960	1,912,856
2.50%, 12/01/31	465	452,085
2.50%, 01/01/32	1,941	1,886,846
2.50%, 02/01/32	401	389,972
2.50%, 03/01/32	385	374,083
2.50%, 04/01/32	2,616	2,542,953
2.50%, 10/01/32	62	60,293
2.50%, 01/01/33	2,873	2,817,858
2.50%, 11/01/34	2,748	2,655,349
2.50%, 07/01/35	3,157	3,037,057
2.50%, 10/01/35	15,774	15,176,431
2.50%, 03/01/36	9,703	9,310,721
2.50%, 05/01/36	19,336	18,555,960
2.50%, 06/01/36	10,037	9,631,490
2.50%, 07/01/36	18,574	17,824,354

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
2.50%, 03/01/37	$7,231	$6,928,253
2.50%, 04/01/37	2,375	2,275,094
2.50%, 05/17/37(m)	33,757	32,299,911
2.50%, 04/01/47	1,071	991,247
2.50%, 06/01/50	1,073	984,378
2.50%, 07/01/50	19,496	17,894,679
2.50%, 08/01/50	2,590	2,377,509
2.50%, 09/01/50	15,951	14,639,209
2.50%, 10/01/50	13,247	12,156,343
2.50%, 11/01/50	30,429	27,902,466
2.50%, 12/01/50	26,470	24,266,116
2.50%, 01/01/51	13,497	12,369,723
2.50%, 02/01/51	2,502	2,292,646
2.50%, 03/01/51	12,238	11,215,629
2.50%, 04/01/51	2,958	2,709,374
2.50%, 07/01/51	19,075	17,457,596
2.50%, 08/01/51	49,018	44,828,662
2.50%, 09/01/51	38,914	35,583,045
2.50%, 10/01/51	28,448	26,001,903
2.50%, 11/01/51	13,856	12,657,575
2.50%, 12/01/51	74,258	67,866,014
2.50%, 01/01/52	82,475	75,358,816
2.50%, 03/01/52	99,741	91,043,018
2.50%, 04/01/52	27,923	25,484,316
2.50%, 05/12/52(m)	105,200	95,965,566
2.50%, 06/13/52(m)	18,450	16,796,176
3.00%, 10/01/27	52	51,676
3.00%, 03/01/30	12,819	12,738,050
3.00%, 04/01/30	77	76,544
3.00%, 07/01/30	66	65,109
3.00%, 08/01/30	244	242,783
3.00%, 09/01/30	332	329,903
3.00%, 10/01/30	141	139,866
3.00%, 11/01/30	29	28,849
3.00%, 12/01/30	76	75,608
3.00%, 01/01/31	1,334	1,326,318
3.00%, 02/01/31	503	499,684
3.00%, 03/01/31	155	153,167
3.00%, 04/01/31	52	50,963
3.00%, 06/01/31	324	322,340
3.00%, 09/01/31	122	121,325
3.00%, 10/01/31	34	33,946
3.00%, 01/01/32	389	385,917
3.00%, 02/01/32	1,249	1,240,870
3.00%, 03/01/32	50	49,749
3.00%, 06/01/32	401	398,373
3.00%, 08/01/32	251	248,587
3.00%, 11/01/32	406	401,851
3.00%, 12/01/32	640	633,737
3.00%, 02/01/33	464	459,916
3.00%, 10/01/33	355	349,505
3.00%, 07/01/34	225	221,624
3.00%, 09/01/34	2,158	2,126,253
3.00%, 11/01/34	277	272,829
3.00%, 12/01/34	2,224	2,191,412
3.00%, 03/01/35	656	646,688
3.00%, 07/01/35	527	518,912
3.00%, 12/01/35	3,438	3,382,729
3.00%, 01/01/37	219	213,883
3.00%, 05/17/37(m)	30,899	30,284,641

S C H E D U L E O F I N V E S T M E N T S	149

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.00%, 11/01/42	$105	$101,549
3.00%, 12/01/42	256	246,292
3.00%, 03/01/43	269	258,907
3.00%, 09/01/43	254	244,656
3.00%, 01/01/44	353	340,547
3.00%, 10/01/44	3,326	3,206,748
3.00%, 01/01/45	113	108,578
3.00%, 03/01/45	853	822,150
3.00%, 05/01/45	368	354,685
3.00%, 11/01/45	38	36,739
3.00%, 07/01/46	4,863	4,668,158
3.00%, 08/01/46	626	599,466
3.00%, 10/01/46	45	43,221
3.00%, 11/01/46	5,047	4,838,799
3.00%, 12/01/46	5,725	5,481,672
3.00%, 01/01/47	1,788	1,711,777
3.00%, 02/01/47	2,605	2,494,599
3.00%, 03/01/47	1,784	1,708,441
3.00%, 05/01/47	53	51,139
3.00%, 07/01/47	821	786,683
3.00%, 08/01/47	286	273,980
3.00%, 12/01/47	385	369,140
3.00%, 03/01/48	322	307,808
3.00%, 04/01/48	15,436	14,880,805
3.00%, 09/01/49	2,172	2,066,420
3.00%, 11/01/49	323	307,045
3.00%, 12/01/49	2,320	2,206,609
3.00%, 02/01/50	694	659,866
3.00%, 03/01/50	1,410	1,341,048
3.00%, 04/01/50	2,829	2,683,326
3.00%, 05/01/50	645	611,997
3.00%, 06/01/50	12,356	11,716,622
3.00%, 07/01/50	1,594	1,511,750
3.00%, 08/01/50	16,209	15,391,617
3.00%, 10/01/50	8,925	8,462,348
3.00%, 01/01/51	4,850	4,598,548
3.00%, 04/01/51	33,531	31,677,860
3.00%, 05/01/51	5,568	5,300,434
3.00%, 06/01/51	23,890	22,568,051
3.00%, 07/01/51	26,130	24,682,954
3.00%, 08/01/51	16,894	15,975,299
3.00%, 11/01/51	9,633	9,098,039
3.00%, 03/01/52	20,816	19,643,174
3.00%, 04/01/52	32,981	31,133,532
3.00%, 05/12/52(m)	97,313	91,755,653
3.00%, 06/13/52(m)	43,200	40,643,527
3.50%, 01/01/27	3	3,152
3.50%, 12/01/29	10	10,460
3.50%, 07/01/30	186	187,533
3.50%, 10/01/30	18	17,959
3.50%, 03/01/31	117	117,097
3.50%, 06/01/31	146	147,095
3.50%, 01/01/32	76	77,180
3.50%, 05/01/32	111	112,500
3.50%, 06/01/32	139	140,495
3.50%, 07/01/32	70	69,815
3.50%, 08/01/32	36	36,280
3.50%, 09/01/32	262	264,238
3.50%, 10/01/32	112	112,074
3.50%, 11/01/32	77	77,295

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.50%, 03/01/33	$307	$310,582
3.50%, 04/01/33	396	397,081
3.50%, 05/01/33	190	191,020
3.50%, 06/01/33	521	522,909
3.50%, 02/01/34	2,474	2,484,889
3.50%, 07/01/34	868	871,682
3.50%, 08/01/34	599	600,760
3.50%, 01/01/35	384	385,049
3.50%, 05/17/37(m)	27,451	27,463,332
3.50%, 09/01/43	11,431	11,341,105
3.50%, 10/01/44	507	501,788
3.50%, 02/01/45	366	362,713
3.50%, 03/01/45	118	116,000
3.50%, 05/01/45	53	51,737
3.50%, 07/01/45	130	128,311
3.50%, 08/01/45	248	244,524
3.50%, 10/01/45	154	152,408
3.50%, 11/01/45	70	68,837
3.50%, 12/01/45	1,204	1,187,675
3.50%, 01/01/46	583	575,852
3.50%, 02/01/46	252	248,307
3.50%, 03/01/46	1,262	1,246,673
3.50%, 04/01/46	16	15,960
3.50%, 05/01/46	37	36,394
3.50%, 06/01/46	46	45,059
3.50%, 07/01/46	153	150,547
3.50%, 08/01/46	141	138,396
3.50%, 09/01/46	327	320,555
3.50%, 10/01/46	420	412,237
3.50%, 11/01/46	74	73,390
3.50%, 12/01/46	2,581	2,537,438
3.50%, 01/01/47	2,458	2,420,768
3.50%, 02/01/47	156	153,768
3.50%, 04/01/47	403	396,392
3.50%, 05/01/47	280	275,093
3.50%, 06/01/47	383	375,550
3.50%, 07/01/47	4,183	4,109,782
3.50%, 08/01/47	540	529,440
3.50%, 09/01/47	27,883	27,392,325
3.50%, 10/01/47	11,794	11,588,776
3.50%, 11/01/47	8,135	7,994,120
3.50%, 12/01/47	412	404,325
3.50%, 01/01/48	2,308	2,269,097
3.50%, 02/01/48	10,885	10,695,404
3.50%, 03/01/48	145	142,021
3.50%, 04/01/48	822	808,007
3.50%, 05/01/48	117	115,385
3.50%, 06/01/48	596	584,619
3.50%, 07/01/48	1,089	1,069,672
3.50%, 11/01/48	216	212,032
3.50%, 01/01/49	1,085	1,065,928
3.50%, 02/01/49	3,117	3,062,077
3.50%, 03/01/49	419	409,865
3.50%, 04/01/49	240	235,082
3.50%, 06/01/49	16,744	16,441,542
3.50%, 07/01/49	2,476	2,419,600
3.50%, 04/01/50	1,496	1,462,055
3.50%, 05/01/50	20,067	19,550,932
3.50%, 05/12/52(m)	112,145	108,754,365
3.50%, 06/13/52(m)	36,250	35,063,602

150	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.00%, 07/01/29	$229	$232,956
4.00%, 07/01/32	302	307,351
4.00%, 05/01/33	318	324,006
4.00%, 06/01/33	137	139,705
4.00%, 07/01/33	90	92,029
4.00%, 12/01/33	717	729,865
4.00%, 05/17/37	2,262	2,299,376
4.00%, 06/01/38	87	87,167
4.00%, 06/01/42	2,403	2,442,078
4.00%, 10/01/44	6	5,681
4.00%, 12/01/44	86	86,977
4.00%, 01/01/45	691	701,795
4.00%, 02/01/45	229	232,238
4.00%, 03/01/45	202	205,030
4.00%, 05/01/45	129	130,279
4.00%, 06/01/45	410	416,173
4.00%, 07/01/45	33	33,376
4.00%, 08/01/45	26	25,897
4.00%, 09/01/45	39	39,829
4.00%, 01/01/46	48	48,073
4.00%, 04/01/46	10	10,157
4.00%, 06/01/46	1,207	1,223,502
4.00%, 07/01/46	179	180,022
4.00%, 08/01/46	10	10,634
4.00%, 10/01/46	227	230,103
4.00%, 02/01/47	136	137,958
4.00%, 03/01/47	174	173,975
4.00%, 04/01/47	430	432,385
4.00%, 05/01/47	234	235,629
4.00%, 06/01/47	248	250,411
4.00%, 07/01/47	2,043	2,051,737
4.00%, 08/01/47	537	539,174
4.00%, 09/01/47	2,971	2,987,132
4.00%, 10/01/47	1,422	1,435,622
4.00%, 11/01/47	423	424,054
4.00%, 12/01/47	464	469,218
4.00%, 01/01/48	1,461	1,469,301
4.00%, 04/01/48	300	300,791
4.00%, 05/01/48	18,324	18,380,563
4.00%, 06/01/48	6,507	6,535,833
4.00%, 07/01/48	37	37,514
4.00%, 09/01/48	4,643	4,657,264
4.00%, 10/01/48	464	465,412
4.00%, 11/01/48	510	511,170
4.00%, 12/01/48	280	280,654
4.00%, 01/01/49	258	259,063
4.00%, 02/01/49	163	163,113
4.00%, 03/01/49	841	842,372
4.00%, 04/01/49	870	877,551
4.00%, 05/01/49	634	639,164
4.00%, 06/01/49	1,180	1,185,693
4.00%, 07/01/49	16,236	16,290,379
4.00%, 12/01/49	356	355,033
4.00%, 02/01/50	120	120,136
4.00%, 04/01/50	32,689	32,623,255
4.00%, 05/01/50	6,327	6,305,799
4.00%, 05/12/52(m)	80,024	79,567,157
4.00%, 06/13/52(m)	27,350	27,105,345
4.50%, 05/17/37	960	976,762
4.50%, 06/01/41	14	14,262

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.50%, 01/01/42	$11	$10,858
4.50%, 09/01/42	48	50,172
4.50%, 08/01/43	127	131,887
4.50%, 04/01/44	154	160,066
4.50%, 02/01/45	54	56,376
4.50%, 08/01/45	67	69,417
4.50%, 12/01/45	56	57,545
4.50%, 02/01/46	428	445,025
4.50%, 08/01/46	5	4,985
4.50%, 10/01/46	19	19,650
4.50%, 01/01/47	8	8,052
4.50%, 03/01/47	114	117,223
4.50%, 04/01/47	375	385,666
4.50%, 06/01/47	110	112,197
4.50%, 10/01/47	526	539,982
4.50%, 01/01/48	782	799,869
4.50%, 02/01/48	762	781,897
4.50%, 03/01/48	135	138,671
4.50%, 04/01/48	32	33,049
4.50%, 05/01/48	187	190,731
4.50%, 06/01/48	219	224,847
4.50%, 07/01/48	85	86,487
4.50%, 08/01/48	834	856,623
4.50%, 10/01/48	995	1,017,353
4.50%, 11/01/48	362	370,011
4.50%, 12/01/48	1,384	1,417,114
4.50%, 01/01/49	502	512,628
4.50%, 02/01/49	603	615,838
4.50%, 04/01/49	1,155	1,186,835
4.50%, 05/01/49	859	875,989
4.50%, 05/12/52(m)	67,459	68,578,925
5.00%, 05/17/37	293	298,482
5.00%, 06/01/39	9	9,270
5.00%, 02/01/41	26	28,106
5.00%, 04/01/41	402	427,529
5.00%, 10/01/41	14	14,572
5.00%, 01/01/42	49	52,434
5.00%, 05/01/42	30	31,454
5.00%, 09/01/47	22	22,411
5.00%, 03/01/48	228	236,570
5.00%, 04/01/48	696	722,887
5.00%, 05/01/48	109	113,699
5.00%, 07/01/48	214	222,805
5.00%, 08/01/48	251	261,708
5.00%, 09/01/48	145	150,879
5.00%, 01/01/49	365	378,342
5.00%, 04/01/49	795	826,921
5.00%, 05/13/51(m)	8,946	9,255,370
5.50%, 09/01/41	735	787,310
5.50%, 01/01/47	592	633,434
5.50%, 05/12/52	6,438	6,714,633
6.00%, 07/01/41	102	110,918
6.00%, 02/01/49	260	282,563

		4,436,577,724

U.S. Government Agency Obligations — 0.4%
Federal Farm Credit Banks Funding Corp., 1.85%, 07/26/24	55	53,785
Federal Home Loan Banks
1.50%, 08/15/24	150	145,724
2.00%, 09/09/22	250	250,497

S C H E D U L E O F I N V E S T M E N T S	151

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Agency Obligations (continued)
2.50%, 12/08/23	$550	$548,707
2.50%, 12/10/27	250	242,400
2.75%, 12/13/24	1,140	1,135,121
2.88%, 09/13/24	250	249,803
3.00%, 12/09/22	1,520	1,532,236
3.00%, 03/10/28	60	59,457
3.13%, 06/13/25	2,805	2,819,249
3.13%, 09/12/25	1,075	1,079,848
3.25%, 06/09/28	170	171,112
3.25%, 11/16/28	1,205	1,218,448
3.38%, 09/08/23	200	202,274
5.50%, 07/15/36	3,285	4,004,612
Federal Home Loan Mortgage Corp.
0.00%, 12/14/29(h)	200	156,360
0.25%, 12/04/23	4,120	3,969,167
2.75%, 06/19/23	700	703,276
6.25%, 07/15/32	2,355	2,971,233
6.75%, 03/15/31	1,060	1,347,663
Federal National Mortgage Association
0.25%, 07/10/23	10,000	9,753,300
0.50%, 06/17/25	2,000	1,856,560
0.88%, 08/05/30	13,130	10,958,035
1.63%, 01/07/25	10,100	9,769,629
1.75%, 07/02/24(c)	300	293,430
1.88%, 09/24/26	1,025	978,116
2.38%, 01/19/23	490	491,749
2.50%, 02/05/24	1,220	1,219,402
2.63%, 09/06/24	3,005	2,995,504
6.25%, 05/15/29	650	778,212
6.63%, 11/15/30	1,170	1,469,040
7.25%, 05/15/30	585	754,159
Tennessee Valley Authority
0.75%, 05/15/25	50	46,767
1.50%, 09/15/31	400	342,248
1.88%, 08/15/22	235	235,334
3.50%, 12/15/42	390	366,955
5.25%, 09/15/39	840	990,797
5.88%, 04/01/36	580	720,401
7.13%, 05/01/30	145	183,764
Series E, 6.75%, 11/01/25	115	129,090

		67,193,464

U.S. Government Obligations — 33.7%
U.S. Treasury Note/Bond
0.13%, 03/31/23	23,300	22,893,160
0.13%, 04/30/23	3,700	3,626,289
0.13%, 05/31/23	10,000	9,778,125
0.13%, 06/30/23	20,000	19,502,344
0.13%, 07/15/23	22,600	22,001,453
0.13%, 07/31/23	32,800	31,882,625
0.13%, 08/15/23	9,800	9,514,422
0.13%, 09/15/23	24,000	23,245,313
0.13%, 10/15/23	35,600	34,388,766
0.13%, 12/15/23	78,750	75,667,676
0.13%, 01/15/24	152,550	146,173,887
0.13%, 02/15/24	28,800	27,527,625
0.25%, 04/15/23(c)	2,400	2,357,906
0.25%, 11/15/23	24,200	23,359,617
0.25%, 03/15/24	47,100	45,013,617
0.25%, 05/15/24	69,200	65,799,469
0.25%, 06/15/24	66,100	62,681,391

Security	Par (000)	Value

U.S. Government Obligations (continued)
0.25%, 07/31/25	$30,000	$27,517,969
0.25%, 08/31/25	38,250	35,010,703
0.25%, 09/30/25	51,000	46,573,360
0.25%, 10/31/25	37,800	34,442,297
0.38%, 04/15/24	85,200	81,419,250
0.38%, 07/15/24(c)	30,300	28,747,125
0.38%, 08/15/24	28,100	26,589,625
0.38%, 09/15/24	74,700	70,492,289
0.38%, 11/30/25	73,250	66,880,684
0.38%, 12/31/25	124,500	113,450,625
0.38%, 01/31/26	132,800	120,702,750
0.38%, 09/30/27	41,500	36,160,117
0.50%, 11/30/23	10,100	9,773,328
0.50%, 02/28/26	88,500	80,673,281
0.50%, 04/30/27	13,000	11,527,344
0.50%, 05/31/27	3,500	3,095,586
0.50%, 08/31/27	24,000	21,097,500
0.50%, 10/31/27	31,600	27,667,281
0.63%, 10/15/24	67,500	63,966,797
0.63%, 07/31/26	32,000	29,025,000
0.63%, 03/31/27	2,000	1,788,750
0.63%, 11/30/27	52,500	46,204,102
0.63%, 12/31/27	66,100	58,064,719
0.63%, 05/15/30	11,500	9,618,672
0.63%, 08/15/30	20,000	16,646,875
0.75%, 12/31/23	2,900	2,810,848
0.75%, 11/15/24	102,360	97,074,066
0.75%, 04/30/26	33,500	30,728,399
0.75%, 05/31/26	16,500	15,101,367
0.75%, 08/31/26	28,700	26,132,695
0.75%, 01/31/28	137,400	121,309,173
0.88%, 06/30/26	52,000	47,762,813
0.88%, 09/30/26	37,300	34,094,531
0.88%, 11/15/30	54,825	46,455,621
1.00%, 12/15/24	97,950	93,373,898
1.00%, 07/31/28	33,100	29,384,008
1.13%, 01/15/25	140,350	133,957,497
1.13%, 02/28/25	20,600	19,623,109
1.13%, 10/31/26	54,000	49,836,094
1.13%, 02/29/28	72,400	65,318,375
1.13%, 08/31/28	43,400	38,781,969
1.13%, 02/15/31	57,000	49,189,219
1.13%, 05/15/40	124,200	89,443,406
1.13%, 08/15/40	12,000	8,598,750
1.25%, 07/31/23	3,000	2,958,164
1.25%, 08/31/24	6,950	6,704,578
1.25%, 11/30/26	36,900	34,224,750
1.25%, 12/31/26	81,500	75,470,274
1.25%, 03/31/28	57,000	51,691,875
1.25%, 04/30/28	34,400	31,153,500
1.25%, 05/31/28	3,300	2,984,438
1.25%, 06/30/28	86,400	78,016,500
1.25%, 09/30/28	102,900	92,545,687
1.25%, 08/15/31	64,700	56,046,375
1.25%, 05/15/50	39,200	26,123,125
1.38%, 06/30/23	7,750	7,668,564
1.38%, 08/31/23	7,600	7,492,828
1.38%, 01/31/25	13,700	13,155,211
1.38%, 08/31/26	5,600	5,241,250
1.38%, 10/31/28	32,600	29,528,469

152	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations (continued)
1.38%, 12/31/28(c)	$70,900	$64,142,344
1.38%, 11/15/31	119,350	104,226,117
1.38%, 11/15/40	23,500	17,580,937
1.38%, 08/15/50	8,000	5,503,750
1.50%, 03/31/23	15,250	15,174,346
1.50%, 10/31/24	14,400	13,932,000
1.50%, 11/30/24	7,300	7,053,625
1.50%, 02/15/25	34,500	33,211,641
1.50%, 08/15/26	10,700	10,068,867
1.50%, 01/31/27	59,140	55,355,964
1.50%, 11/30/28	79,800	72,792,562
1.63%, 04/30/23(c)	23,000	22,880,508
1.63%, 05/31/23	16,000	15,896,875
1.63%, 10/31/23	11,600	11,446,391
1.63%, 02/15/26	35,450	33,763,356
1.63%, 05/15/26	15,300	14,526,633
1.63%, 08/15/29	9,600	8,785,500
1.63%, 05/15/31	50,540	45,430,722
1.63%, 11/15/50	52,650	38,689,523
1.75%, 05/15/23	13,000	12,942,109
1.75%, 06/30/24	13,600	13,305,688
1.75%, 07/31/24	5,400	5,278,500
1.75%, 12/31/24	21,300	20,685,961
1.75%, 01/31/29	31,500	29,176,875
1.75%, 11/15/29	5,100	4,700,766
1.75%, 08/15/41	28,700	22,735,781
1.88%, 07/31/26	20,000	19,151,563
1.88%, 02/28/27	28,000	26,665,625
1.88%, 02/28/29	36,000	33,620,625
1.88%, 02/15/32(c)	77,900	71,132,437
1.88%, 02/15/41	63,000	51,423,750
1.88%, 02/15/51	75,000	58,769,531
1.88%, 11/15/51	79,900	62,646,594
2.00%, 05/31/24	7,250	7,140,684
2.00%, 06/30/24	7,700	7,576,680
2.00%, 02/15/25	37,561	36,675,186
2.00%, 08/15/25	14,200	13,786,203
2.00%, 11/15/26	31,850	30,533,699
2.00%, 11/15/41	57,000	47,176,406
2.00%, 08/15/51	70,700	57,090,250
2.13%, 11/30/23	7,000	6,951,602
2.13%, 02/29/24	9,500	9,406,855
2.13%, 03/31/24	7,300	7,221,297
2.13%, 07/31/24	1,500	1,478,203
2.13%, 11/30/24	5,000	4,907,422
2.13%, 05/15/25	24,900	24,331,969
2.13%, 05/31/26	3,000	2,904,375
2.25%, 12/31/23	30,400	30,211,187
2.25%, 01/31/24	5,100	5,063,941
2.25%, 04/30/24	11,300	11,198,035
2.25%, 11/15/24	3,340	3,289,117
2.25%, 12/31/24	9,250	9,101,856
2.25%, 11/15/25	22,250	21,733,731
2.25%, 02/15/27	16,050	15,542,168
2.25%, 08/15/27	21,050	20,309,961
2.25%, 11/15/27	49,750	47,934,903
2.25%, 05/15/41	30,000	25,982,812
2.25%, 08/15/46	55,700	46,988,172
2.25%, 08/15/49	29,000	24,781,406
2.25%, 02/15/52(c)	41,000	35,202,344

Security	Par (000)	Value

U.S. Government Obligations (continued)
2.38%, 02/29/24	$45,500	$45,256,504
2.38%, 08/15/24	22,200	21,971,062
2.38%, 05/15/27	8,750	8,514,160
2.38%, 03/31/29	12,600	12,145,219
2.38%, 05/15/29	7,000	6,745,156
2.38%, 02/15/42(c)	18,000	15,907,500
2.38%, 11/15/49	19,000	16,702,187
2.38%, 05/15/51	34,000	29,930,625
2.50%, 08/15/23	24,700	24,728,945
2.50%, 01/31/24	69,500	69,299,102
2.50%, 05/15/24	47,300	47,074,586
2.50%, 01/31/25	7,300	7,227,570
2.50%, 02/28/26	14,000	13,772,500
2.50%, 03/31/27(c)	18,000	17,640,000
2.50%, 02/15/45	53,850	47,640,422
2.50%, 02/15/46	51,345	45,496,218
2.50%, 05/15/46	26,163	23,175,049
2.63%, 06/30/23	8,300	8,331,125
2.63%, 12/31/23	52,000	52,014,219
2.63%, 04/15/25	20,000	19,856,250
2.63%, 12/31/25	18,100	17,904,859
2.63%, 01/31/26	15,100	14,927,766
2.63%, 02/15/29	24,689	24,183,647
2.75%, 04/30/23	13,000	13,073,633
2.75%, 05/31/23	5,300	5,329,191
2.75%, 07/31/23	1,300	1,305,586
2.75%, 08/31/23	7,300	7,327,090
2.75%, 02/15/24	49,200	49,263,422
2.75%, 02/28/25	9,300	9,264,398
2.75%, 06/30/25	10,000	9,950,781
2.75%, 08/31/25	16,500	16,403,320
2.75%, 02/15/28	16,000	15,812,500
2.75%, 08/15/42	4,750	4,424,922
2.75%, 11/15/42	7,800	7,255,219
2.75%, 08/15/47	17,800	16,623,531
2.75%, 11/15/47	8,300	7,755,313
2.88%, 11/30/23	5,700	5,724,715
2.88%, 04/30/25	3,200	3,198,000
2.88%, 05/31/25	5,000	4,994,531
2.88%, 07/31/25	10,000	9,985,938
2.88%, 11/30/25	1,800	1,795,641
2.88%, 05/15/28	2,000	1,988,438
2.88%, 08/15/28	32,650	32,451,039
2.88%, 04/30/29	20,000	19,908,881
2.88%, 05/15/43	6,800	6,443,000
2.88%, 08/15/45	7,950	7,526,414
2.88%, 11/15/46	64,050	60,947,578
2.88%, 05/15/49	2,000	1,938,125
3.00%, 09/30/25	12,100	12,126,469
3.00%, 10/31/25	38,250	38,339,648
3.00%, 05/15/42	5,950	5,786,375
3.00%, 11/15/44	23,335	22,529,213
3.00%, 05/15/45	12,200	11,792,063
3.00%, 11/15/45	14,300	13,857,594
3.00%, 02/15/47	18,950	18,446,641
3.00%, 05/15/47	14,950	14,576,250
3.00%, 02/15/48	4,000	3,929,375
3.00%, 08/15/48	10,150	9,978,719
3.13%, 11/15/28	500	504,531
3.13%, 11/15/41	7,510	7,453,675

S C H E D U L E O F I N V E S T M E N T S	153

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par/ Shares (000)		Value

U.S. Government Obligations (continued)
3.13%, 02/15/42	$5,850		$5,807,039
3.13%, 02/15/43	4,000		3,948,750
3.13%, 08/15/44	580		571,753
3.13%, 05/15/48	3,300		3,324,750
3.38%, 05/15/44	1,870		1,919,088
3.50%, 02/15/39	3,750		3,987,305
3.63%, 08/15/43	1,500		1,598,203
3.63%, 02/15/44	3,700		3,943,391
3.75%, 08/15/41	9,000		9,757,969
3.75%, 11/15/43	7,000		7,596,094
3.88%, 08/15/40	3,400		3,759,656
4.25%, 11/15/40	3,500		4,049,609
4.38%, 02/15/38	1,000		1,180,625
4.38%, 11/15/39	3,000		3,537,188
4.38%, 05/15/40	3,650		4,307,570
4.38%, 05/15/41	7,600		8,933,563
4.50%, 02/15/36(c)	3,400		4,052,906
4.50%, 05/15/38	2,900		3,468,219
4.50%, 08/15/39	10,000		11,989,062
4.63%, 02/15/40	2,050		2,494,914
4.75%, 02/15/41	4,350		5,363,414
5.00%, 05/15/37	21,500		26,945,547
5.25%, 11/15/28	10,500		11,910,938
5.25%, 02/15/29	1,700		1,937,469
5.50%, 08/15/28	5,500		6,288,477
6.00%, 02/15/26	1,700		1,883,680
6.38%, 08/15/27	3,400		3,960,203
6.50%, 11/15/26	1,000		1,148,047
6.63%, 02/15/27	2,000		2,321,875

			6,012,192,804

Total U.S. Government & Agency Obligations — 58.9% (Cost: $11,367,066,569)			10,515,963,992

Common Stocks

Health Care Technology — 0.0%
Quincy Health LLC(k)	0	(o)	2,318

Total Common Stocks — 0.0% (Cost $49,536)			2,318

Short-Term Investments

Money Market Funds — 9.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.38%(p)(q)	1,349,424		1,349,424,471
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.34%(p)(q)(r)	305,668		305,668,493

			1,655,092,964

Total Short-Term Investments — 9.3% (Cost: $1,655,245,241)			1,655,092,964

Total Investments Before TBA Sales Commitments — 108.6% (Cost: $21,098,076,066)			19,384,934,024

Security	Par (000)	Value

TBA Sales Commitments(m)

Mortgage-Backed Securities — (1.2)%
Government National Mortgage Association, 1.50%, 05/19/52	$(200)	$(173,453)
Uniform Mortgage-Backed Securities
1.50%, 05/17/37	(6,200)	(5,670,132)
1.50%, 05/12/52	(8,525)	(7,188,307)
2.00%, 05/12/52	(65,520)	(57,793,247)
2.50%, 05/17/37	(3,743)	(3,581,437)
2.50%, 05/12/52	(18,450)	(16,830,463)
3.00%, 05/12/52	(57,425)	(54,145,575)
3.50%, 05/12/52	(36,250)	(35,154,004)
4.00%, 05/12/52	(27,350)	(27,194,019)

		(207,730,637)

Total TBA Sales Commitments — (1.2)% (Proceeds: $(208,972,282))		(207,730,637)

Total Investments, Net of TBA Sales Commitments — 107.4% (Cost: $20,889,103,784)		19,177,203,387

Other Assets, Less Liabilities — (7.4)%		(1,331,298,957)

Net Assets — 100.0%		$17,845,904,430

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Perpetual security with no stated maturity date.
(f)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(g)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(h)	Zero-coupon bond.
(i)	Issuer filed for bankruptcy and/or is in default.
(j)	Non-income producing security.
(k)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(l)	U.S. dollar denominated security issued by foreign domiciled entity.
(m)	Represents or includes a TBA transaction.
(n)	All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(o)	Rounds to less than 1,000.
(p)	Affiliate of the Fund.
(q)	Annualized 7-day yield as of period end.
(r)	All or a portion of this security was purchased with the cash collateral from loaned securities.

154	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Core Total USD Bond Market ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/22	Shares Held at 04/30/22 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares.	$1,419,780,921	$—		$(69,526,386	)(a)	$(584,614)	$(245,450)	$1,349,424,471	1,349,424	$1,410,669		$—
BlackRock Cash Funds: Treasury, SL Agency Shares	211,172,797	94,495,696	(a)	—		—	—	305,668,493	305,668	403,063	(b)	—

						$(584,614)	$(245,450)	$1,655,092,964		$1,813,732		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Asset-Backed Securities	$—	$38,229,711	$—	$38,229,711
Collaterized Mortgage Obligations	—	165,269,719	—	165,269,719
Corporate Bonds & Notes	—	6,052,932,875	—	6,052,932,875
Foreign Government Obligations	—	866,787,752	—	866,787,752
Municipal Debt Obligations	—	90,654,693	—	90,654,693
U.S. Government & Agency Obligations	—	10,515,963,992	—	10,515,963,992
Common Stocks	—	—	2,318	2,318
Money Market Funds	1,655,092,964	—	—	1,655,092,964

	1,655,092,964	17,729,838,742	2,318	19,384,934,024

Liabilities
TBA Sales Commitments	—	(207,730,637)	—	(207,730,637)

	$1,655,092,964	$17,522,108,105	$2,318	$19,177,203,387

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	155

Statement of Assets and Liabilities (unaudited)

April 30, 2022

iShares Core Total USD Bond Market ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$17,729,841,060
Affiliated(c)	1,655,092,964
Receivables:
Investments sold	172,222,826
Securities lending income — Affiliated	109,067
TBA sales commitments	208,972,282
Capital shares sold	8,352,138
Dividends	471,186
Interest	109,956,233

Total assets	19,885,017,756

LIABILITIES
Bank overdraft	61,938
Collateral on securities loaned, at value	305,568,493
TBA sales commitments, at value(d)	207,730,637
Payables:
Investments purchased	1,524,970,776
Investment advisory fees	781,482

Total liabilities	2,039,113,326

NET ASSETS	$17,845,904,430

NET ASSETS CONSIST OF:
Paid-in capital	$19,677,342,175
Accumulated loss	(1,831,437,745)

NET ASSETS	$17,845,904,430

Shares outstanding	374,500,000

Net asset value	$47.65

Shares authorized	Unlimited

Par value	None

(a) Securities loaned, at value	$294,125,102
(b) Investments, at cost — Unaffiliated	$19,442,830,825
(c) Investments, at cost — Affiliated	$1,655,245,241
(d) Proceeds from TBA sales commitments	$208,972,282

See notes to financial statements.

156	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statement of Operations (unaudited)

Six Months Ended April 30, 2022

iShares Core Total USD Bond Market ETF

INVESTMENT INCOME
Dividends — Affiliated	$1,411,328
Interest — Unaffiliated	167,071,666
Securities lending income — Affiliated — net	402,404
Other income — Unaffiliated	48,935

Total investment income	168,934,333

EXPENSES
Investment advisory fees	5,139,990
Professional fees	217

Total expenses	5,140,207

Less:
Investment advisory fees waived	(669,774)

Total expenses after fees waived	4,470,433

Net investment income	164,463,900

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(134,992,528)
Investments — Affiliated	(584,614)
In-kind redemptions — Unaffiliated	(1,527,031)

Net realized loss	(137,104,173)

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	(1,809,725,780)
Investments — Affiliated	(245,450)

Net change in unrealized appreciation (depreciation)	(1,809,971,230)

Net realized and unrealized loss	(1,947,075,403)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,782,611,503)

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	157

Statements of Changes in Net Assets

	iShares Core Total USD Bond Market ETF

	Six Months Ended 04/30/22 (unaudited)	Year Ended 10/31/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$164,463,900	$209,312,047
Net realized loss	(137,104,173)	(7,005,871)
Net change in unrealized appreciation (depreciation)	(1,809,971,230)	(166,288,012)

Net increase (decrease) in net assets resulting from operations	(1,782,611,503)	36,018,164

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(149,122,437)	(219,116,708)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	3,817,132,373	10,612,987,093

NET ASSETS
Total increase in net assets	1,885,398,433	10,429,888,549
Beginning of period	15,960,505,997	5,530,617,448

End of period	$17,845,904,430	$15,960,505,997

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

158	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	iShares Core Total USD Bond Market ETF

	Six Months Ended 04/30/22		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(unaudited)		10/31/21	10/31/20	10/31/19	10/31/18	10/31/17

Net asset value, beginning of period	$53.11		$54.01	$52.36	$48.54	$50.94	$51.47

Net investment income(a)	0.49		0.95	1.38	1.60	1.44	1.30
Net realized and unrealized gain (loss)(b)		(5.51)	(0.74)	1.71	3.79	(2.48)	(0.45)

Net increase (decrease) from investment operations		(5.02)	0.21	3.09	5.39	(1.04)	0.85

Distributions(c)
From net investment income		(0.44)	(0.98)	(1.44)	(1.57)	(1.36)	(1.30)
From net realized gain	—		(0.13)	—	—	—	(0.08)

Total distributions		(0.44)	(1.11)	(1.44)	(1.57)	(1.36)	(1.38)

Net asset value, end of period	$47.65		$53.11	$54.01	$52.36	$48.54	$50.94

Total Return(d)
Based on net asset value	(9.51	)%(e)	0.39%	5.98%	11.28%	(2.07)%	1.70%

Ratios to Average Net Assets(f)
Total expenses	0.06	%(g)	0.06%	0.06%	0.06%	0.06%	0.08%

Total expenses after fees waived	0.05	%(g)	0.05%	0.05%	0.05%	0.05%	0.06%

Net investment income	1.92	%(g)	1.77%	2.59%	3.15%	2.91%	2.56%

Supplemental Data
Net assets, end of period (000)	$17,845,904		$15,960,506	$5,530,617	$4,115,831	$2,286,286	$1,782,963

Portfolio turnover rate(h)(i)	83	%(e)	223%	180%	172%	253%	264%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.
(i)	Includes mortgage dollar roll transactions (“MDRs”).

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	159

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following fund (the “Fund”):

iShares ETF	Diversification Classification

Core Total USD Bond Market	Diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed (the “trade dates”). Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest are recognized daily on an accrual basis.

Segregation and Collateralization: In cases where the Fund enters into certain investments (e.g., dollar rolls and TBA sale commitments) that would be treated as “senior securities” for 1940 Act purposes, the Fund may segregate or designate on its books and record cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund. Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•

Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent

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Notes to Financial Statements (unaudited) (continued)

representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.

Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.

N O T E S T O F I N A N C I A L S T A T E M E N T S	161

Notes to Financial Statements (unaudited) (continued)

Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.

TBA Commitments: TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.

To mitigate counterparty risk, a fund enters into a two-way collateral agreement for TBA transactions with certain counterparties. Under such agreement, the “in-the-money” party of a TBA transaction may at any time require the other party to pledge collateral assets (in the form of cash or securities) to offset any loss the in-the-money party would incur upon cancellation of the TBA transaction. A party is in-the-money if they are the buyer and the market value of the TBA transaction increases or if they are the seller and the market value of the TBA transaction decreases. Cash collateral received from the counterparty may be reinvested in money market funds, including those managed by the Fund’s investment adviser, or its affiliates. Such collateral, if any, is noted in the Schedule of Investments and the obligation to return the collateral is presented as a liability in the Statement of Assets and Liabilities. Securities pledged as collateral by a fund, if any, are noted in the Schedule of Investments.

Mortgage Dollar Roll Transactions: The Fund may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.

Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by the Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Fund’s investment adviser, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in the Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statement of Assets and Liabilities.

Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

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Notes to Financial Statements (unaudited) (continued)

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

Core Total USD Bond Market
Barclays Bank PLC	$3,041,278	$3,041,278		$—	$—
Barclays Capital, Inc.	54,780,277	54,780,277		—	—
BMO Capital Markets Corp.	539,845	539,845		—	—
BNP Paribas SA	2,078,965	2,078,965		—	—
BofA Securities, Inc.	77,683,738	77,683,738		—	—
Citadel Clearing LLC	930	930		—	—
Citigroup Global Markets, Inc.	6,242,259	6,242,259		—	—
Credit Agricole Corporate & Investment Bank SA	13,570,313	13,570,313		—	—
Credit Suisse Securities (USA) LLC	4,717,735	4,717,735		—	—
Deutsche Bank Securities, Inc.	2,585,346	2,585,346		—	—
Goldman Sachs & Co. LLC	51,415,614	51,415,614		—	—
HSBC Securities (USA), Inc.	5,368,046	5,368,046		—	—
J.P. Morgan Securities LLC	43,892,407	43,892,407		—	—
Jefferies LLC	6,859,177	6,859,177		—	—
Nomura Securities International, Inc.	3,231,556	3,231,556		—	—
Pershing LLC	832,797	832,797		—	—
Scotia Capital (USA), Inc.	1,167,699	1,167,699		—	—
State Street Bank & Trust Co.	42,002	42,002		—	—
Toronto-Dominion Bank	3,971,001	3,971,001		—	—
UBS AG	331,016	331,016		—	—
UBS Securities LLC	1,129,654	1,129,654		—	—
Wells Fargo Bank N.A.	17,013	17,013		—	—
Wells Fargo Securities LLC	10,626,434	10,626,434		—	—

	$294,125,102	$294,125,102		$—	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund’s statement of assets and liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of the Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee of 0.06%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund.

Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statement of Operations does not include acquired fund fees and expenses.

BFA has contractually agreed to waive a portion of its investment advisory fees for the Fund through February 29, 2024 in an amount equal to the acquired fund fees and expenses, if any, attributable to the Fund’s investments in other registered investment companies advised by BFA or its affiliates.

This amount is included in investment advisory fees waived in the Statement of Operations. For the six months ended April 30, 2022, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:

iShares ETF	Amounts waived

Core Total USD Bond Market	$669,774

N O T E S T O F I N A N C I A L S T A T E M E N T S	163

Notes to Financial Statements (unaudited) (continued)

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, the Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by the Fund is shown as securities lending income – affiliated – net in its Statement of Operations. For the six months ended April 30, 2022, the Fund paid BTC $125,566 for securities lending agent services.

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended April 30, 2022, transactions executed by the Fund pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)

Core Total USD Bond Market	$ 615,858	$604,350	$ (450,924)

The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statement of Operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

6.	PURCHASES AND SALES

For the six months ended April 30, 2022, purchases and sales of investments, including mortgage dollar rolls and excluding short-term investments and in-kind transactions, were as follows:

	U.S. Government Securities		Other Securities

iShares ETF	Purchases	Sales	Purchases	Sales

Core Total USD Bond Market	$14,730,086,215	$13,809,029,221	$512,881,314	$473,354,683

For the six months ended April 30, 2022, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales

Core Total USD Bond Market	$2,940,465,874	$132,763,633

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Notes to Financial Statements (unaudited) (continued)

7.	INCOME TAX INFORMATION

The Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Fund as of April 30, 2022, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.

As of October 31, 2021, the Fund had non-expiring capital loss carryforwards available to offset future realized capital gains of $5,832,180.

As of April 30, 2022, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

Core Total USD Bond Market	$21,105,024,578	$ 272,122	$(1,719,121,031)	$(1,718,848,909)

8.	PRINCIPAL RISKS

In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve the Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.

Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.

An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. Although vaccines have been developed and approved for use by various governments, the duration of this pandemic and its effects cannot be determined with certainty.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.

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Notes to Financial Statements (unaudited) (continued)

The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs.

Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.

The Fund invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

The Fund invests a significant portion of its assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. When a Fund concentrates its investments in this manner, it assumes a greater risk of prepayment or payment extension by securities issuers. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions. Investment percentages in these securities are presented in the Schedule of Investments.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a Fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates ceased to be published or no longer are representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Fund may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Fund is uncertain.

9.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of the Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 04/30/22		Year Ended 10/31/21

iShares ETF	Shares	Amount	Shares	Amount

Core Total USD Bond Market Shares sold	77,400,000	$3,990,343,051	198,100,000	$10,612,987,093
Shares redeemed	(3,400,000)	(173,210,678)	—	—

Net increase	74,000,000	$3,817,132,373	198,100,000	$10,612,987,093

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statement of Assets and Liabilities.

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Notes to Financial Statements (unaudited) (continued)

10.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	167

Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon the Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

April 30, 2022

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date

iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share

Core Total USD Bond Market(a)	$0.439600	$—	$0.004514	$0.444114	99%	—%	1%	100%

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

168	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

General Information

Electronic Delivery

Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, the Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

G E N E R A L I N F O R M A T I O N	169

Glossary of Terms Used in this Report

Portfolio Abbreviations - Fixed Income

AGM	Assured Guaranty Municipal Corp.

BAB	Build America Bond

BAM	Build America Mutual Assurance Co.

GO	General Obligation

GOL	General Obligation Limited

JSC	Joint Stock Company

LIBOR	London Interbank Offered Rate

NPFGC	National Public Finance Guarantee Corp.

PIK	Payment-in-kind

PJSC	Public Joint Stock Company

RB	Revenue Bond

REIT	Real Estate Investment Trust

SAP	Subject to Appropriations

SCA	Svenska Celluosa Aktiebolaget

SOFR	Secured Overnight Financing Rate

TBA	To-Be-Announced

170	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

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Want to know more?

iShares.com   |   1-800-474-2737

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Bloomberg Index Services Limited, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2022 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-1022-0422

APRIL 30, 2022

2022 Semi-Annual Report (Unaudited)

iShares Trust

•	iShares Yield Optimized Bond ETF | BYLD | NYSE Arca

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of April 30, 2022 saw the emergence of significant challenges that disrupted the economic recovery and strong financial markets which characterized 2021. The U.S. economy shrank in the first quarter of 2022, ending the run of robust growth which followed reopening and the development of the COVID-19 vaccines. Rapid changes in consumer spending led to supply constraints and elevated inflation, which reached a 40-year high. Moreover, while the foremost effect of Russia’s invasion of Ukraine has been a severe humanitarian crisis, the invasion has presented challenges for both investors and policymakers.

Equity prices were mixed but mostly down, as persistently high inflation drove investors’ expectations for higher interest rates, particularly weighing on relatively high valuation growth stocks and economically sensitive small-capitalization stocks. Overall, small-capitalization U.S. stocks declined, while large-capitalization U.S. stocks were nearly flat. Both emerging market stocks and international equities from developed markets fell significantly, pressured by rising interest rates and a strengthening U.S. dollar.

The 10-year U.S. Treasury yield (which is inversely related to bond prices) rose during the reporting period as increasing inflation drove investors’ expectations for higher interest rates. The corporate bond market also faced inflationary headwinds, and increasing uncertainty led to higher corporate bond spreads (the difference in yield between U.S. Treasuries and similarly-dated corporate bonds).

The U.S. Federal Reserve (the “Fed”), acknowledging that inflation is growing faster than expected, raised interest rates in March 2022, the first increase of this business cycle. Furthermore, the Fed wound down its bond-buying programs and raised the prospect of reversing the flow and reducing its balance sheet. Continued high inflation and the Fed’s new tone led many analysts to anticipate that the Fed will continue to raise interest rates multiple times throughout the year.

Looking ahead, however, the horrific war in Ukraine has significantly clouded the outlook for the global economy, leading to major volatility in energy and metal markets. Sanctions on Russia, Europe’s top energy supplier, and general wartime disruption are likely to drive already-high commodity prices even higher. We believe sharp increases in energy prices will exacerbate inflationary pressure while also constraining economic growth. Combating inflation without stifling a recovery, while buffering against ongoing supply and price shocks amid the ebb and flow of the pandemic, will be an especially challenging environment for setting effective monetary policy. Despite the likelihood of more rate increases on the horizon, we believe the Fed will err on the side of protecting employment, even at the expense of higher inflation.

In this environment, we favor an overweight to equities, as valuations have become more attractive and inflation-adjusted interest rates remain low. Sectors that are better poised to manage the transition to a lower-carbon world, such as technology and healthcare, are particularly attractive in the long term. We favor U.S. equities due to strong earnings momentum, while Japanese equities should benefit from supportive monetary and fiscal policy. We are underweight credit overall, but inflation-protected U.S. Treasuries, Asian fixed income, and emerging market local-currency bonds offer potential opportunities for additional yield. We believe that international diversification and a focus on sustainability and quality can help provide portfolio resilience.

Overall, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of April 30, 2022

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	(9.65)%	0.21%

U.S. small cap equities (Russell 2000® Index)	(18.38)	(16.87)

International equities (MSCI Europe, Australasia, Far East Index)	(11.80)	(8.15)

Emerging market equities (MSCI Emerging Markets Index)	(14.15)	(18.33)

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.07	0.08

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(10.29)	(8.86)

U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	(9.47)	(8.51)

Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	(7.90)	(7.88)

U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	(7.40)	(5.22)

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Fund Summary as of April 30, 2022	iShares® Yield Optimized Bond ETF

Investment Objective

The iShares Yield Optimized Bond ETF (the “Fund”) seeks to track the investment results of an index composed of underlying fixed income funds that collectively seek to deliver current income, as represented by the Morningstar® U.S. Bond Market Yield-Optimized IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception

Fund NAV	(8.60)%	(7.96)%	1.36%	2.00%	(7.96)%	6.98%	17.25%
Fund Market	(8.62)	(8.02)	1.34	1.99	(8.02)	6.91	17.16
Index	(8.75)	(8.27)	1.20	1.87	(8.27)	6.15	15.99

The inception date of the Fund was 4/22/14. The first day of secondary market trading was 4/24/14.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 5 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (11/01/21)	Ending Account Value (04/30/22)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/21)	Ending Account Value (04/30/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 914.00	$ 0.00	(b)	$ 1,000.00	$ 1,024.80	$ 0.00	(b)	0.00	%(c)

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” for more information. The fees and expenses of the underlying funds in which the Fund invests are not included in the Fund’s annualized expense ratio.

(b)	Rounds to less than $0.01.
(c)	Rounds to less than 0.01%.

Portfolio Information

ALLOCATION BY ASSET CLASS

Asset Class	Percent of Total Investments	(a)

Mortgage-Backed Securities	30.1%
Domestic Fixed Income	23.4
Non-Investment Grade Bonds	20.2
Investment Grade Bonds	16.9
International Fixed Income	9.4

(a)	Excludes money market funds.

FIVE LARGEST HOLDINGS

Security	Percent of Total Investments	(a)

iShares MBS ETF	30.1%
iShares iBoxx $ High Yield Corporate Bond ETF	20.2
iShares 3-7 Year Treasury Bond ETF	19.2
iShares 1-5 Year Investment Grade Corporate Bond ETF	11.2
iShares J.P. Morgan USD Emerging Markets Bond ETF	9.4

4	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of the Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

Shareholders of the Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2) ongoing expenses, including management fees and other fund expenses. The expense example shown (which is based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other funds.

The expense example provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During Period.”

The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical example is useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

A B O U T F U N D P E R F O R M A N C E / S H A R E H O L D E R E X P E N S E S	5

Schedule of Investments (unaudited) April 30, 2022	iShares® Yield Optimized Bond ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Domestic Fixed Income — 23.4%
iShares 10-20 Year Treasury Bond ETF(a)	13,019	$1,613,575
iShares 3-7 Year Treasury Bond ETF(a)	145,240	17,363,442
iShares 7-10 Year Treasury Bond ETF(a)	21,324	2,192,320

		21,169,337

International Fixed Income — 9.4%
iShares J.P. Morgan USD Emerging Markets Bond ETF(a)	93,440	8,491,827

Investment Grade Bonds — 16.8%
iShares 10+ Year Investment Grade Corporate Bond ETF(a)	18,677	1,032,465
iShares 1-5 Year Investment Grade Corporate Bond ETF(a)	199,189	10,140,712
iShares 5-10 Year Investment Grade Corporate Bond ETF(a)	77,885	4,060,924

		15,234,101

Mortgage-Backed Securities — 30.1%
iShares MBS ETF(a)	277,630	27,235,503

Non-Investment Grade Bonds — 20.2%
iShares iBoxx $ High Yield Corporate Bond ETF(a)(b)	232,400	18,250,372

Total Investment Companies — 99.9% (Cost: $100,917,602)		90,381,140

Security	Shares	Value

Short-Term Investments

Money Market Funds — 20.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.38%(a)(c)(d)	18,676,120	$18,676,120
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.34%(a)(c)	40,000	40,000

		18,716,120

Total Short-Term Investments — 20.7% (Cost: $18,714,961)		18,716,120

Total Investments in Securities — 120.6% (Cost: $119,632,563)		109,097,260

Other Assets, Less Liabilities — (20.6)%		(18,630,228)

Net Assets — 100.0%		$90,467,032

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/22	Shares Held at 04/30/22	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$28,578,706	$—	$(9,888,304	)(a)	$(15,388)	$1,106	$18,676,120	18,676,120	$200,627	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	60,000	—	(20,000	)(a)	—	—	40,000	40,000	15		—
iShares 10+ Year Investment Grade Corporate Bond ETF	2,027,366	1,295,886	(2,122,702)		(33,913)	(134,172)	1,032,465	18,677	13,147		—
iShares 10-20 Year Treasury Bond ETF	—	2,007,550	(147,838)		(12,941)	(233,196)	1,613,575	13,019	5,407		—
iShares 1-5 Year Investment Grade Corporate Bond ETF	12,909,445	4,831,733	(6,965,088)		(88,887)	(546,491)	10,140,712	199,189	76,976		14,461
iShares 3-7 Year Treasury Bond ETF	—	20,961,221	(2,482,828)		(75,156)	(1,039,795)	17,363,442	145,240	34,378		—
iShares 5-10 Year Investment Grade Corporate Bond ETF	—	6,206,955	(1,557,376)		(43,133)	(545,522)	4,060,924	77,885	47,215		11,529
iShares 7-10 Year Treasury Bond ETF	44,245,690	27,626	(41,135,986)		(1,067,062)	122,052	2,192,320	21,324	129,686		—
iShares iBoxx $ High Yield Corporate Bond ETF	29,906,528	169,805	(9,680,080)		(140,031)	(2,005,850)	18,250,372	232,400	521,796		—
iShares J.P. Morgan USD Emerging Markets Bond ETF	14,722,293	440,398	(4,674,115)		(386,344)	(1,610,405)	8,491,827	93,440	254,133		—
iShares MBS ETF	44,989,803	23,428	(14,743,278)		(572,705)	(2,461,745)	27,235,503	277,630	132,846		—

					$(2,435,560)	$(8,454,018)	$109,097,260		$1,416,226		$25,990

(a)	Represents net amount purchased (sold).

(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

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Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Yield Optimized Bond ETF

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Investment Companies	$90,381,140	$—	$—	$90,381,140
Money Market Funds	18,716,120	—	—	18,716,120

	$109,097,260	$—	$—	$109,097,260

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	7

Statement of Assets and Liabilities (unaudited)

April 30, 2022

iShares Yield Optimized Bond ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Affiliated(b)	$109,097,260
Cash	2,540
Receivables:
Securities lending income — Affiliated	37,894
Dividends	5

Total assets	109,137,699

LIABILITIES
Collateral on securities loaned, at value	18,670,667

Total liabilities	18,670,667

NET ASSETS	$90,467,032

NET ASSETS CONSIST OF:
Paid-in capital	$106,290,492
Accumulated loss	(15,823,460)

NET ASSETS	$90,467,032

Shares outstanding	4,000,000

Net asset value	$22.62

Shares authorized	Unlimited

Par value	None

(a) Securities loaned, at value	$18,067,869
(b) Investments, at cost — Affiliated	$119,632,563

See notes to financial statements.

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Statement of Operations (unaudited)

Six Months Ended April 30, 2022

iShares Yield Optimized Bond ETF

INVESTMENT INCOME
Dividends — Affiliated	$1,216,577
Securities lending income — Affiliated — net	199,649

Total investment income	1,416,226

EXPENSES
Investment advisory fees	165,073
Professional fees	217

Total expenses	165,290

Less:
Investment advisory fees waived	(165,073)

Total expenses after fees waived	217

Net investment income	1,416,009

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Affiliated	(945,899)
In-kind redemptions — Affiliated	(1,489,661)
Capital gain distributions from underlying funds — Affiliated	25,990

Net realized loss	(2,409,570)

Net change in unrealized appreciation (depreciation) on:
Investments — Affiliated	(8,454,018)

Net change in unrealized appreciation (depreciation)	(8,454,018)

Net realized and unrealized loss	(10,863,588)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(9,447,579)

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	9

Statements of Changes in Net Assets

	iShares Yield Optimized Bond ETF
	Six Months Ended 04/30/22 (unaudited)	Year Ended 10/31/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$1,416,009	$4,400,759
Net realized loss	(2,409,570)	(2,851,841)
Net change in unrealized appreciation (depreciation)	(8,454,018)	(437,296)

Net increase (decrease) in net assets resulting from operations	(9,447,579)	1,111,622

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(1,375,280)	(5,217,363)

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions	(47,634,475)	(37,905,374)

NET ASSETS
Total decrease in net assets	(58,457,334)	(42,011,115)
Beginning of period	148,924,366	190,935,481

End of period	$90,467,032	$148,924,366

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

10	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	iShares Yield Optimized Bond ETF
	Six Months Ended 04/30/22 (unaudited)		Year Ended 10/31/21		Year Ended 10/31/20		Year Ended 10/31/19	Year Ended 10/31/18		Year Ended 10/31/17

Net asset value, beginning of period	$25.03		$25.63		$25.60		$23.77	$25.08		$25.05

Net investment income(a)	0.29		0.63		0.80		0.92	0.91		0.82
Net realized and unrealized gain (loss)(b)	(2.42)		(0.51)		0.04		1.94	(1.33)		0.04

Net increase (decrease) from investment operations	(2.13)		0.12		0.84		2.86	(0.42)		0.86

Distributions(c)
From net investment income	(0.28)		(0.65)		(0.81)		(1.03)	(0.89)		(0.83)
From net realized gain	—		(0.07)		—		—	—		—

Total distributions	(0.28)		(0.72)		(0.81)		(1.03)	(0.89)		(0.83)

Net asset value, end of period	$22.62		$25.03		$25.63		$25.60	$23.77		$25.08

Total Return(d)
Based on net asset value	(8.60	)%(e)	0.47%		3.33%		12.31%	(1.70)%		3.53%

Ratios to Average Net Assets(f)
Total expenses	0.28	%(g)	0.28%		0.28%		0.28%	0.28%		0.28%

Total expenses after fees waived	0.00	%(g)(h)	0.00	%(h)	0.00	%(h)	0.00%	0.00	%(h)	0.00	%(h)

Net investment income	2.40	%(g)	2.49%		3.12%		3.69%	3.75%		3.30%

Supplemental Data
Net assets, end of period (000)	$90,467		$148,924		$190,935		$147,173	$34,462		$27,593

Portfolio turnover rate(i)	30	%(e)	57%		118%		58%	48%		27%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Rounds to less than 0.01%.
(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	11

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following fund (the “Fund”):

iShares ETF	Diversification Classification
Yield Optimized Bond	Diversified

The Fund is a fund of funds and seeks to achieve its investment objective by investing primarily in other iShares funds (each, an “underlying fund” and collectively, the “underlying funds”). The financial statements, including the accounting policies, and schedules of investments for the underlying funds are available on iShares.com and should be read in conjunction with the Fund’s financial statements.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions from the underlying funds, if any, are recorded on the ex-dividend date. Interest income is recognized daily on an accrual basis.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund. Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:

•

Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day may be valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available

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Notes to Financial Statements (unaudited)  (continued)

factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by the Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Fund’s investment adviser, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in the Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statement of Assets and Liabilities.

Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount
Yield Optimized Bond
Citigroup Global Markets, Inc.	$18,067,869	$18,067,869		$—	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund’s statement of assets and liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. The Fund could incur a loss if the

N O T E S T O F I N A N C I A L S T A T E M E N T S	13

Notes to Financial Statements (unaudited)  (continued)

value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of the Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee of 0.28%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund.

Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statement of Operations does not include acquired fund fees and expenses.

BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through February 28, 2026 in order to limit total annual operating expenses after fee waiver to 0.28% of average daily net assets.

This amount is included in investment advisory fees waived in the Statement of Operations. For the six months ended April 30, 2022, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:

iShares ETF	Amounts waived
Yield Optimized Bond	$165,073

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, the Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by the Fund is shown as securities lending income – affiliated – net in its Statement of Operations. For the six months ended April 30, 2022, the Fund paid BTC $48,687 for securities lending agent services.

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statement of Operations.

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Notes to Financial Statements (unaudited) (continued)

6.	PURCHASES AND SALES

For the six months ended April 30, 2022, purchases and sales of investments, excluding short-term investments and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales

Yield Optimized Bond	$35,964,600	$35,926,171

For the six months ended April 30, 2022, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales

Yield Optimized Bond	$—	$47,583,118

7.	INCOME TAX INFORMATION

The Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Fund as of April 30, 2022, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.

As of October 31, 2021, the Fund had non-expiring capital loss carryforwards available to offset future realized capital gains of $2,913,014.

As of April 30, 2022, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

Yield Optimized Bond	$119,637,899	$1,159	$(10,541,798)	$(10,540,639)

8.	PRINCIPAL RISKS

In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve the Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. Although vaccines have been developed and approved for use by various governments, the duration of this pandemic and its effects cannot be determined with certainty.

Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.

N O T E S T O F I N A N C I A L S T A T E M E N T S	15

Notes to Financial Statements (unaudited) (continued)

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a Fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates ceased to be published or no longer are representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Fund may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Fund is uncertain.

9.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of the Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 04/30/22		Year Ended 10/31/21

iShares ETF	Shares	Amount	Shares	Amount

Yield Optimized Bond
Shares sold	—	$—	1,800,000	$45,682,661
Shares redeemed	(1,950,000)	(47,634,475)	(3,300,000)	(83,588,035)

Net decrease	(1,950,000)	$(47,634,475)	(1,500,000)	$(37,905,374)

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statement of Assets and Liabilities.

10.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

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Statement Regarding Liquidity Risk Management Program (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares Yield Optimized Bond ETF (the “Fund” or “ETF”), a series of the Trust, which is reasonably designed to assess and manage the Fund’s liquidity risk.

The Board of Trustees (the “Board”) of the Trust, on behalf of the Fund, met on December 9, 2021 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Fund, as the program administrator for the Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of the Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2020 through September 30, 2021 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing the Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish the Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to the Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays and the imposition of capital controls in certain non-U.S. countries.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing the Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether the Fund’s strategy is appropriate for an open-end fund structure, with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size (“RATS”). The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. While the ETFs generally do not engage in borrowing, certain of the ETFs have the flexibility to draw on a line of credit to meet redemption requests or facilitate settlements.

d)

The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs and reviewed any persistent deviations from long-term averages.

e)

The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.

As part of BlackRock’s continuous review of the effectiveness of the Program, the Committee made the following material changes to the Program: (1) updates to certain model components in the Program’s methodology; and (2) certain iShares Funds entered into a $800 million credit agreement with a group of lenders that replaced a previous liquidity facility. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

S T A T E M E N T R E G A R D I N G L I Q U I D I T Y R I S K M A N A G E M E N T P R O G R A M	17

Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon the Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

April 30, 2022

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date

iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital		Total Per Share

Yield Optimized Bond(a)	$0.280184	$—	$0.001046	$0.281230	100%	—%	0	%(b)	100%

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

(b)	Rounds to less than 1%.

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General Information

Electronic Delivery

Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, the Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

G E N E R A L I N F O R M A T I O N	19

Want to know more?

iShares.com    |     1-800-474-2737

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Morningstar, Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2022 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-1009-0422

APRIL 30, 2022

2022 Semi-Annual Report (Unaudited)

iShares Trust

•	iShares iBonds Mar 2023 Term Corporate ex-Financials ETF | IBCE | NYSE Arca
•	iShares iBonds Mar 2023 Term Corporate ETF | IBDD | NYSE Arca

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of April 30, 2022 saw the emergence of significant challenges that disrupted the economic recovery and strong financial markets which characterized 2021. The U.S. economy shrank in the first quarter of 2022, ending the run of robust growth which followed reopening and the development of the COVID-19 vaccines. Rapid changes in consumer spending led to supply constraints and elevated inflation, which reached a 40-year high. Moreover, while the foremost effect of Russia’s invasion of Ukraine has been a severe humanitarian crisis, the invasion has presented challenges for both investors and policymakers.

Equity prices were mixed but mostly down, as persistently high inflation drove investors’ expectations for higher interest rates, particularly weighing on relatively high valuation growth stocks and economically sensitive small-capitalization stocks. Overall, small-capitalization U.S. stocks declined, while large-capitalization U.S. stocks were nearly flat. Both emerging market stocks and international equities from developed markets fell significantly, pressured by rising interest rates and a strengthening U.S. dollar.

The 10-year U.S. Treasury yield (which is inversely related to bond prices) rose during the reporting period as increasing inflation drove investors’ expectations for higher interest rates. The corporate bond market also faced inflationary headwinds, and increasing uncertainty led to higher corporate bond spreads (the difference in yield between U.S. Treasuries and similarly-dated corporate bonds).

The U.S. Federal Reserve (the “Fed”), acknowledging that inflation is growing faster than expected, raised interest rates in March 2022, the first increase of this business cycle. Furthermore, the Fed wound down its bond-buying programs and raised the prospect of reversing the flow and reducing its balance sheet. Continued high inflation and the Fed’s new tone led many analysts to anticipate that the Fed will continue to raise interest rates multiple times throughout the year.

Looking ahead, however, the horrific war in Ukraine has significantly clouded the outlook for the global economy, leading to major volatility in energy and metal markets. Sanctions on Russia, Europe’s top energy supplier, and general wartime disruption are likely to drive already-high commodity prices even higher. We believe sharp increases in energy prices will exacerbate inflationary pressure while also constraining economic growth. Combating inflation without stifling a recovery, while buffering against ongoing supply and price shocks amid the ebb and flow of the pandemic, will be an especially challenging environment for setting effective monetary policy. Despite the likelihood of more rate increases on the horizon, we believe the Fed will err on the side of protecting employment, even at the expense of higher inflation.

In this environment, we favor an overweight to equities, as valuations have become more attractive and inflation-adjusted interest rates remain low. Sectors that are better poised to manage the transition to a lower-carbon world, such as technology and healthcare, are particularly attractive in the long term. We favor U.S. equities due to strong earnings momentum, while Japanese equities should benefit from supportive monetary and fiscal policy. We are underweight credit overall, but inflation-protected U.S. Treasuries, Asian fixed income, and emerging market local-currency bonds offer potential opportunities for additional yield. We believe that international diversification and a focus on sustainability and quality can help provide portfolio resilience.

Overall, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of April 30, 2022

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	(9.65)%	0.21%

U.S. small cap equities (Russell 2000® Index)	(18.38)	(16.87)

International equities (MSCI Europe, Australasia, Far East Index)	(11.80)	(8.15)

Emerging market equities (MSCI Emerging Markets Index)	(14.15)	(18.33)

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.07	0.08

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(10.29)	(8.86)

U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	(9.47)	(8.51)

Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	(7.90)	(7.88)

U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	(7.40)	(5.22)

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Fund Summary as of April 30, 2022	iShares® iBonds® Mar 2023 Term Corporate ex-Financials ETF

Investment Objective

The iShares iBonds Mar 2023 Term Corporate ex-Financials ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate bonds, excluding financials, maturing after March 31, 2022 and before April 1, 2023, as represented by the Bloomberg 2023 Maturity High Quality Corporate Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	(0.41)%	(0.43)%	2.44%	2.36%	(0.43)%	12.80%	23.46%
Fund Market	(0.45)	(0.42)	2.40	2.36	(0.42)	12.61	23.45
Index	(0.32)	(0.26)	2.52	2.44	(0.26)	13.23	24.34

The inception date of the Fund was 4/17/13. The first day of secondary market trading was 4/19/13.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 6 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (11/01/21)	Ending Account Value (04/30/22)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/21)	Ending Account Value (04/30/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$995.90	$0.49		$1,000.00	$1,024.30	$0.50		0.10%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Ratings*	Percent of Net Assets
Aaa	4.5%
Aa	11.4
A	57.7
Baa	24.1
Not Rated	0.3
Short-Term and Other Assets	2.0

FIVE LARGEST HOLDINGS

Security(a)	Percent of Net Assets
Visa Inc., 2.80%, 12/14/22	2.2%
QUALCOMM Inc., 3.00%, 05/20/22	1.7
Chevron Corp., 2.36%, 12/05/22	1.7
Oracle Corp., 2.50%, 10/15/22	1.5
BP Capital Markets PLC, 2.50%, 11/06/22	1.4

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

4	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of April 30, 2022	iShares® iBonds® Mar 2023 Term Corporate ETF

Investment Objective

The iShares iBonds Mar 2023 Term Corporate ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate bonds maturing after March 31, 2022 and before April 1, 2023, as represented by the Bloomberg 2023 Maturity Corporate Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	(0.50)%	(0.45)%	2.61%	3.52%	(0.45)%	13.76%	35.69%
Fund Market	(0.46)	(0.42)	2.53	3.52	(0.42)	13.32	35.64
Index	(0.37)	(0.25)	2.68	3.65	(0.25)	14.12	37.12

The inception date of the Fund was 7/9/13. The first day of secondary market trading was 7/10/13.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 6 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (11/01/21)	Ending Account Value (04/30/22)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/21)	Ending Account Value (04/30/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$995.00	$0.45		$1,000.00	$1,024.30	$0.45		0.09%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” for more information. The fees and expenses of the underlying funds in which the Fund invests are not included in the Fund’s annualized expense ratio.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Ratings*	Percent of Net Assets
Aaa	2.5%
Aa	6.7
A	44.6
Baa	37.6
Ba	1.2
Not Rated	6.4
Short-Term and Other Assets	1.0

FIVE LARGEST HOLDINGS

Security(a)	Percent of Net Assets
iShares iBonds Mar 2023 Term Corporate ex-Financials ETF	4.8%
National Australia Bank Ltd./New York, 3.00%, 01/20/23	1.2
Bank of America Corp., 3.30%, 01/11/23	1.1
Campbell Soup Co., 3.65%, 03/15/23	1.0
GlaxoSmithKline Capital Inc., 2.80%, 03/18/23	0.9

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

F U N D S U M M A R Y	5

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2) ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.

The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in a Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

6	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) April 30, 2022	iShares® iBonds® Mar 2023 Term Corporate ex-Financials ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Aerospace & Defense — 1.5%
Boeing Co. (The) 2.70%, 05/01/22	$70	$70,000
2.80%, 03/01/23 (Call 02/01/23)	100	99,586
General Dynamics Corp., 2.25%, 11/15/22 (Call 08/15/22)(a)	243	243,114
Lockheed Martin Corp., 3.10%, 01/15/23 (Call 11/15/22)	35	35,265

		447,965

Agriculture — 2.7%
Altria Group Inc., 2.85%, 08/09/22	30	30,082
Philip Morris International Inc. 2.38%, 08/17/22 (Call 07/17/22)	335	335,673
2.50%, 08/22/22	159	159,294
2.63%, 03/06/23(a)	289	289,509

		814,558

Apparel — 0.4%
Ralph Lauren Corp., 1.70%, 06/15/22	135	135,068

Auto Manufacturers — 6.5%
American Honda Finance Corp. 0.40%, 10/21/22	105	104,279
1.95%, 05/20/22	85	85,010
2.05%, 01/10/23	250	249,248
2.20%, 06/27/22	267	267,371
2.60%, 11/16/22	90	90,221
General Motors Financial Co. Inc. 3.25%, 01/05/23 (Call 12/05/22)(a)	50	50,212
3.55%, 07/08/22	50	50,188
PACCAR Financial Corp. 1.90%, 02/07/23(a)	25	24,992
2.30%, 08/10/22	125	125,219
2.65%, 05/10/22	75	75,028
Toyota Motor Credit Corp. 2.15%, 09/08/22(a)	230	230,347
2.63%, 01/10/23	248	248,248
2.70%, 01/11/23	75	75,251
2.80%, 07/13/22	75	75,056
2.90%, 03/30/23	224	224,784

		1,975,454

Beverages — 2.4%
Constellation Brands Inc., 3.20%, 02/15/23 (Call 01/15/23)	22	22,104
Diageo Investment Corp. 2.88%, 05/11/22	210	210,090
8.00%, 09/15/22(a)	85	86,860
PepsiCo Inc. 2.75%, 03/01/23(a)	269	269,939
3.10%, 07/17/22 (Call 05/17/22)	134	134,121

		723,114

Biotechnology — 1.0%
Biogen Inc., 3.63%, 09/15/22	60	60,325
Gilead Sciences Inc., 3.25%, 09/01/22 (Call 07/01/22)	225	225,634
Illumina Inc., 0.55%, 03/23/23	21	20,602

		306,561

Building Materials — 0.1%
Mohawk Industries Inc., 3.85%, 02/01/23 (Call 11/01/22)(a)	30	30,201

Chemicals — 2.6%
Air Products and Chemicals Inc., 2.75%, 02/03/23	66	66,174
Cabot Corp., 3.70%, 07/15/22	40	40,141
Celanese U.S. Holdings LLC, 4.63%, 11/15/22	30	30,290

Security	Par (000)	Value

Chemicals (continued)
Eastman Chemical Co., 3.60%, 08/15/22 (Call 05/15/22)	$41	$41,063
Linde Inc./CT 2.20%, 08/15/22 (Call 05/15/22)	49	49,022
2.70%, 02/21/23 (Call 11/21/22)(a)	259	259,979
Mosaic Co. (The), 3.25%, 11/15/22 (Call 10/15/22)	40	40,211
Nutrien Ltd., 3.15%, 10/01/22 (Call 07/01/22)	50	50,132
PPG Industries Inc., 3.20%, 03/15/23 (Call 02/15/23)(a)	200	200,706

		777,718

Commercial Services — 1.5%
Block Financial LLC, 5.50%, 11/01/22 (Call 05/01/22)	8	8,000
Equifax Inc., 3.30%, 12/15/22 (Call 09/15/22)	15	15,055
Moody’s Corp., 2.63%, 01/15/23 (Call 12/15/22)	100	100,107
PayPal Holdings Inc., 2.20%, 09/26/22	43	43,081
RELX Capital Inc., 3.50%, 03/16/23 (Call 02/16/23)	250	251,157
Verisk Analytics Inc., 4.13%, 09/12/22	50	50,321

		467,721

Computers — 5.2%
Apple Inc. 1.70%, 09/11/22	23	23,030
2.10%, 09/12/22 (Call 08/12/22)	21	21,029
2.30%, 05/11/22	155	155,045
2.40%, 01/13/23 (Call 12/13/22)(a)	59	59,165
2.70%, 05/13/22	255	255,122
2.85%, 02/23/23 (Call 12/23/22)	365	366,843
Hewlett Packard Enterprise Co., 4.40%, 10/15/22
(Call 08/15/22)	80	80,500
HP Inc., 4.05%, 09/15/22	45	45,324
International Business Machines Corp. 1.88%, 08/01/22(a)	330	330,139
2.88%, 11/09/22	230	230,918

		1,567,115

Cosmetics & Personal Care — 3.4%
Colgate-Palmolive Co., 1.95%, 02/01/23(a)	150	149,803
Procter & Gamble Co. (The), 2.15%, 08/11/22	352	352,507
Unilever Capital Corp. 2.20%, 05/05/22	325	325,023
3.13%, 03/22/23 (Call 02/22/23)	200	201,080

		1,028,413

Diversified Financial Services — 2.2%
Visa Inc., 2.80%, 12/14/22 (Call 10/14/22)	665	668,032

Electric — 9.2%
Ameren Illinois Co., 2.70%, 09/01/22 (Call 06/01/22)	46	46,051
American Electric Power Co. Inc., Series F, 2.95%, 12/15/22 (Call 09/15/22)	55	55,059
Berkshire Hathaway Energy Co., 2.80%, 01/15/23 (Call 12/15/22)(a)	145	145,606
CenterPoint Energy Houston Electric LLC, 2.25%, 08/01/22 (Call 05/01/22)	41	40,939
Connecticut Light & Power Co. (The), 2.50%, 01/15/23
(Call 10/15/22)	165	165,604
Dominion Energy Inc., Series B, 2.75%, 09/15/22
(Call 06/15/22)(a)	41	41,012
DTE Energy Co. 2.25%, 11/01/22	13	12,991
Series H, 0.55%, 11/01/22(a)	70	69,401
Duke Energy Carolinas LLC 2.50%, 03/15/23 (Call 01/15/23)(a)	265	265,350
3.05%, 03/15/23 (Call 02/15/23)(a)	266	268,596

S C H E D U L E O F I N V E S T M E N T S	7

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® iBonds® Mar 2023 Term Corporate ex-Financials ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Duke Energy Corp. 2.40%, 08/15/22 (Call 07/15/22)	$100	$100,087
3.05%, 08/15/22 (Call 05/15/22)	120	120,031
Duke Energy Progress LLC, 2.80%, 05/15/22	100	100,059
Edison International 2.40%, 09/15/22 (Call 08/15/22)	55	54,783
2.95%, 03/15/23 (Call 01/15/23)	50	49,768
Entergy Corp., 4.00%, 07/15/22 (Call 05/15/22)	40	40,061
Evergy Metro Inc., 3.15%, 03/15/23 (Call 12/15/22)	100	100,052
ITC Holdings Corp., 2.70%, 11/15/22 (Call 10/15/22)	23	22,974
National Rural Utilities Cooperative Finance Corp. 2.30%, 09/15/22 (Call 08/15/22)	75	75,108
2.70%, 02/15/23 (Call 12/15/22)	55	55,100
NextEra Energy Capital Holdings Inc., 0.65%, 03/01/23(a)	200	196,868
Northern States Power Co./MN, 2.15%, 08/15/22
(Call 05/20/22)	165	165,040
NSTAR Electric Co., 2.38%, 10/15/22 (Call 07/15/22)	95	95,053
Oncor Electric Delivery Co. LLC, 7.00%, 09/01/22(a)	25	25,385
Pacific Gas and Electric Co. 1.37%, 03/10/23 (Call 05/10/22)	75	73,911
1.75%, 06/16/22 (Call 05/10/22)	120	119,914
Public Service Enterprise Group Inc., 2.65%, 11/15/22 (Call 10/15/22)	55	55,065
Virginia Electric & Power Co., Series C, 2.75%, 03/15/23 (Call 12/15/22)	245	245,480

		2,805,348

Electrical Components & Equipment — 0.5%
Emerson Electric Co., 2.63%, 02/15/23 (Call 11/15/22)	150	150,520

Electronics — 1.6%
Flex Ltd., 5.00%, 02/15/23	100	101,321
Honeywell International Inc. 0.48%, 08/19/22 (Call 05/10/22)	65	64,870
2.15%, 08/08/22 (Call 07/08/22)	300	300,237
Jabil Inc., 4.70%, 09/15/22	31	31,231

		497,659

Environmental Control — 0.2%
Waste Management Inc., 2.90%, 09/15/22 (Call 06/15/22)(a)	60	60,092

Food — 1.4%
Campbell Soup Co., 3.65%, 03/15/23 (Call 02/15/23)	271	272,699
Conagra Brands Inc., 3.20%, 01/25/23 (Call 10/25/22)	26	26,119
General Mills Inc., 2.60%, 10/12/22 (Call 09/12/22)	36	36,095
McCormick & Co. Inc./MD, 2.70%, 08/15/22 (Call 07/15/22)	27	27,057
Sysco Corp., 2.60%, 06/12/22	50	50,061

		412,031

Gas — 0.8%
National Fuel Gas Co., 3.75%, 03/01/23 (Call 12/01/22)	35	35,136
ONE Gas Inc., 0.85%, 03/11/23 (Call 05/31/22)	200	197,160

		232,296

Health Care - Products — 0.1%
DH Europe Finance II Sarl, 2.05%, 11/15/22(a)	17	16,992

Health Care - Services — 0.2%
CommonSpirit Health, 2.95%, 11/01/22(a)	54	54,200

Home Builders — 0.2%
NVR Inc., 3.95%, 09/15/22 (Call 06/15/22)	70	70,215

Household Products & Wares — 0.3%
Church & Dwight Co. Inc., 2.88%, 10/01/22(a)	51	51,195

Security	Par (000)	Value

Household Products & Wares (continued)
Clorox Co. (The), 3.05%, 09/15/22 (Call 06/15/22)	$48	$48,104

		99,299

Internet — 3.7%
Amazon.com Inc. 2.40%, 02/22/23 (Call 01/22/23)	355	355,461
2.50%, 11/29/22 (Call 08/29/22)	151	151,370
Baidu Inc. 2.88%, 07/06/22(a)	200	200,020
3.50%, 11/28/22	200	200,464
Booking Holdings Inc., 2.75%, 03/15/23 (Call 02/15/23)	201	201,454
eBay Inc., 2.75%, 01/30/23 (Call 12/30/22)(a)	28	28,051

		1,136,820

Iron & Steel — 0.2%
Nucor Corp., 4.13%, 09/15/22 (Call 06/15/22)	59	59,162

Machinery — 5.6%
ABB Finance USA Inc., 2.88%, 05/08/22	255	255,045
Caterpillar Financial Services Corp. 0.25%, 03/01/23(a)	205	201,499
1.90%, 09/06/22	55	55,093
1.95%, 11/18/22(a)	50	49,993
2.40%, 06/06/22	155	155,153
2.55%, 11/29/22	33	33,062
2.63%, 03/01/23(a)	149	149,182
2.85%, 06/01/22	75	75,084
Deere & Co., 2.60%, 06/08/22 (Call 05/31/22)(a)	328	327,823
John Deere Capital Corp. 2.15%, 09/08/22	38	38,041
2.80%, 03/06/23(a)	360	361,879

		1,701,854

Manufacturing — 2.3%
3M Co. 1.75%, 02/14/23 (Call 01/14/23)(a)	100	99,500
2.00%, 06/26/22	227	227,234
2.25%, 03/15/23 (Call 02/15/23)	159	158,844
Eaton Corp., 2.75%, 11/02/22(a)	75	75,189
General Electric Co., 3.10%, 01/09/23(a)	100	100,285
Parker-Hannifin Corp., 3.50%, 09/15/22	40	40,246

		701,298

Media — 1.8%
Comcast Cable Communications Holdings Inc., 9.46%, 11/15/22	209	216,792
Discovery Communications LLC, 2.95%, 03/20/23
(Call 02/20/23)	64	63,980
TWDC Enterprises 18 Corp., 2.35%, 12/01/22	170	170,093
Walt Disney Co. (The) 1.65%, 09/01/22	60	59,936
3.00%, 09/15/22	46	46,201

		557,002

Metal Fabricate & Hardware — 0.8%
Precision Castparts Corp., 2.50%, 01/15/23 (Call 10/15/22)	227	227,422

Oil & Gas — 6.9%
BP Capital Markets PLC, 2.50%, 11/06/22	435	435,491
Canadian Natural Resources Ltd., 2.95%, 01/15/23
(Call 12/15/22)	57	57,105
Chevron Corp., 2.36%, 12/05/22 (Call 09/05/22)	500	501,210
Chevron USA Inc., 0.33%, 08/12/22	21	20,916
EOG Resources Inc., 2.63%, 03/15/23 (Call 12/15/22)	350	350,266

8	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® iBonds® Mar 2023 Term Corporate ex-Financials ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Exxon Mobil Corp. 1.90%, 08/16/22	$114	$114,079
2.73%, 03/01/23 (Call 01/01/23)	377	378,052
TotalEnergies Capital International SA, 2.70%, 01/25/23(a)	230	230,393

		2,087,512

Pharmaceuticals — 10.5%
AbbVie Inc. 2.30%, 11/21/22	25	25,002
2.90%, 11/06/22	147	147,478
3.25%, 10/01/22 (Call 07/01/22)	55	55,134
AmerisourceBergen Corp., 0.74%, 03/15/23 (Call 05/31/22)	100	98,510
AstraZeneca PLC, 2.38%, 06/12/22 (Call 05/12/22)(a)	38	38,036
Bristol-Myers Squibb Co. 2.00%, 08/01/22(a)	212	212,091
2.60%, 05/16/22	105	105,052
2.75%, 02/15/23 (Call 01/15/23)(a)	22	22,072
3.25%, 08/15/22	106	106,444
3.25%, 02/20/23 (Call 01/20/23)(a)	254	255,836
3.55%, 08/15/22	110	110,615
Cardinal Health Inc., 3.20%, 03/15/23	210	210,735
CVS Health Corp. 2.75%, 12/01/22 (Call 09/01/22)	46	46,131
3.50%, 07/20/22 (Call 05/20/22)	83	83,086
4.75%, 12/01/22 (Call 09/01/22)(a)	26	26,231
Eli Lilly & Co., 2.35%, 05/15/22	194	194,052
GlaxoSmithKline Capital Inc., 2.80%, 03/18/23(a)	280	280,944
GlaxoSmithKline Capital PLC, 2.85%, 05/08/22(a)	372	372,101
Johnson & Johnson, 2.05%, 03/01/23 (Call 01/01/23)	97	97,063
McKesson Corp., 2.85%, 03/15/23 (Call 12/15/22)(a)	46	46,015
Merck & Co. Inc., 2.40%, 09/15/22 (Call 06/15/22)(a)	240	240,271
Novartis Capital Corp., 2.40%, 09/21/22	325	325,094
Viatris Inc., 1.13%, 06/22/22	45	44,894
Zoetis Inc., 3.25%, 02/01/23 (Call 11/01/22)	50	50,199

		3,193,086

Pipelines — 4.1%
Enbridge Inc., 2.90%, 07/15/22 (Call 06/15/22)	17	17,010
Energy Transfer LP 3.45%, 01/15/23 (Call 10/15/22)	41	41,081
3.60%, 02/01/23 (Call 11/01/22)	50	50,110
4.25%, 03/15/23 (Call 12/15/22)	306	308,503
Energy Transfer LP/Regency Energy Finance Corp., 5.00%, 10/01/22 (Call 07/01/22)	12	12,065
Enterprise Products Operating LLC, 3.35%, 03/15/23
(Call 12/15/22)(a)	117	117,570
Kinder Morgan Energy Partners LP 3.45%, 02/15/23 (Call 11/15/22)(a)	76	76,343
3.95%, 09/01/22 (Call 06/01/22)(a)	23	23,034
Kinder Morgan Inc., 3.15%, 01/15/23 (Call 12/15/22)(a)	15	15,037
MPLX LP, 3.38%, 03/15/23 (Call 02/15/23)(a)	320	321,133
ONEOK Partners LP, 3.38%, 10/01/22 (Call 07/01/22)	45	45,098
Plains All American Pipeline LP/PAA Finance Corp., 2.85%, 01/31/23 (Call 10/31/22)	100	99,438
TransCanada PipeLines Ltd., 2.50%, 08/01/22	45	45,055
Williams Companies Inc. (The), 3.35%, 08/15/22 (Call 05/15/22)	81	81,019

		1,252,496

Real Estate Investment Trusts — 0.3%
American Tower Corp., 3.50%, 01/31/23(a)	85	85,536

Retail — 3.3%
Home Depot Inc. (The), 2.63%, 06/01/22 (Call 05/01/22)	370	370,000

Security	Par/ Shares (000)	Value

Retail (continued)
Starbucks Corp. 2.70%, 06/15/22 (Call 05/15/22)	$98	$98,101
3.10%, 03/01/23 (Call 02/01/23)(a)	226	227,279
Walgreen Co., 3.10%, 09/15/22	20	20,087
Walmart Inc., 2.35%, 12/15/22 (Call 11/15/22)	272	272,878

		988,345

Semiconductors — 4.2%
Intel Corp. 2.70%, 12/15/22	375	377,392
3.10%, 07/29/22	225	225,747
QUALCOMM Inc. 2.60%, 01/30/23 (Call 12/30/22)	175	175,550
3.00%, 05/20/22	505	505,495

		1,284,184

Software — 4.8%
Adobe Inc., 1.70%, 02/01/23	257	255,550
Autodesk Inc., 3.60%, 12/15/22 (Call 09/15/22)	40	40,197
Fidelity National Information Services Inc., 0.38%, 03/01/23	29	28,425
Fiserv Inc., 3.50%, 10/01/22 (Call 07/01/22)	51	51,147
Microsoft Corp. 2.13%, 11/15/22(a)	199	199,247
2.65%, 11/03/22 (Call 09/03/22)(a)	183	183,619
Oracle Corp. 2.50%, 05/15/22(a)	175	175,056
2.50%, 10/15/22(a)	460	460,396
2.63%, 02/15/23 (Call 01/15/23)(a)	30	29,969
Roper Technologies Inc., 3.13%, 11/15/22 (Call 08/15/22)	33	33,104

		1,456,710

Telecommunications — 1.9%
AT&T Inc., 2.63%, 12/01/22 (Call 09/01/22)(a)	145	145,637
Cisco Systems Inc. 2.60%, 02/28/23(a)	145	144,962
3.00%, 06/15/22	150	150,355
Rogers Communications Inc., 3.00%, 03/15/23 (Call 12/15/22)	50	50,107
Vodafone Group PLC, 2.95%, 02/19/23(a)	100	100,084

		591,145

Transportation — 3.6%
Burlington Northern Santa Fe LLC 3.00%, 03/15/23 (Call 12/15/22)(a)	340	341,812
3.05%, 09/01/22 (Call 06/01/22)	100	100,139
Canadian Pacific Railway Co., 4.45%, 03/15/23 (Call 12/15/22)	150	151,552
Norfolk Southern Corp., 2.90%, 02/15/23 (Call 11/15/22)	46	46,087
Ryder System Inc., 3.40%, 03/01/23 (Call 02/01/23)	55	55,348
Union Pacific Corp., 2.95%, 01/15/23 (Call 10/15/22)	45	45,175
United Parcel Service Inc. 2.35%, 05/16/22	20	20,011
2.45%, 10/01/22	339	339,617

		1,099,741

Total Corporate Bonds & Notes — 98.0% (Cost: $29,812,614)		29,762,885

Short-Term Investments

Money Market Funds — 24.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.38%(b)(c)(d)	6,863	6,863,402

S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® iBonds® Mar 2023 Term Corporate ex-Financials ETF (Percentages shown are based on Net Assets)

Security	Shares (000)	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.34%(b)(c)	639	$639,000

		7,502,402

Total Short-Term Investments — 24.7% (Cost: $7,500,876)		7,502,402

Total Investments in Securities — 122.7% (Cost: $37,313,490)		37,265,287

Other Assets, Less Liabilities — (22.7)%		(6,890,998)

Net Assets — 100.0%		$30,374,289

(a)	All or a portion of this security is on loan.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/22	Shares Held at 04/30/22 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$1,554,362	$5,308,985	(a)	$—		$(967)	$1,022	$6,863,402	6,863	$2,445	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	859,000	—		(220,000	)(a)	—	—	639,000	639	393		—

						$(967)	$1,022	$7,502,402		$2,838		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$29,762,885	$—	$29,762,885
Money Market Funds	7,502,402	—	—	7,502,402

	$7,502,402	$29,762,885	$—	$37,265,287

See notes to financial statements.

10	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) April 30, 2022	iShares® iBonds® Mar 2023 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Aerospace & Defense — 0.9%
Boeing Co. (The) 1.17%, 02/04/23 (Call 05/31/22)(a)	$250	$246,682
2.80%, 03/01/23 (Call 02/01/23)(a)	50	49,793
General Dynamics Corp., 2.25%, 11/15/22 (Call 08/15/22)	183	183,086
Lockheed Martin Corp., 3.10%, 01/15/23 (Call 05/11/22)(a)	110	110,833

		590,394

Agriculture — 1.0%
Altria Group Inc., 2.85%, 08/09/22	200	200,544
BAT Capital Corp., 2.76%, 08/15/22 (Call 07/15/22)	15	15,020
Bunge Ltd. Finance Corp., 3.00%, 09/25/22 (Call 08/25/22)	54	54,189
Philip Morris International Inc. 2.38%, 08/17/22 (Call 07/17/22)	25	25,050
2.50%, 08/22/22	180	180,333
2.50%, 11/02/22 (Call 10/02/22)	84	84,211
2.63%, 03/06/23(a)	100	100,176

		659,523

Airlines — 0.1%
Southwest Airlines Co., 2.75%, 11/16/22 (Call 10/16/22)	50	50,072

Apparel — 0.1%
Ralph Lauren Corp., 1.70%, 06/15/22	10	10,005
Tapestry Inc., 3.00%, 07/15/22 (Call 06/15/22)	60	60,046

		70,051

Auto Manufacturers — 3.3%
American Honda Finance Corp. 0.40%, 10/21/22	5	4,966
1.95%, 05/20/22	15	15,002
2.05%, 01/10/23(a)	155	154,533
2.20%, 06/27/22	103	103,143
2.60%, 11/16/22	70	70,172
General Motors Financial Co. Inc. 3.15%, 06/30/22 (Call 05/31/22)	95	95,139
3.25%, 01/05/23 (Call 12/05/22)(a)	150	150,636
3.55%, 07/08/22	185	185,695
PACCAR Financial Corp. 1.90%, 02/07/23(a)	100	99,967
2.00%, 09/26/22	24	24,014
2.30%, 08/10/22	25	25,044
Toyota Motor Credit Corp. 0.35%, 10/14/22(a)	200	198,590
0.45%, 07/22/22	200	199,496
2.63%, 01/10/23	195	195,195
2.70%, 01/11/23(a)	105	105,352
2.80%, 07/13/22	225	225,169
2.90%, 03/30/23	320	321,120

		2,173,233

Banks — 26.2%
Australia & New Zealand Banking Group Ltd./New York NY 2.05%, 11/21/22	250	249,935
2.63%, 11/09/22(a)	240	240,624
Banco Santander SA, 3.13%, 02/23/23	210	210,993
Bank of America Corp., 3.30%, 01/11/23	675	680,157
Bank of Montreal 2.05%, 11/01/22	10	10,005
2.35%, 09/11/22(a)	20	20,045
2.55%, 11/06/22 (Call 10/06/22)(a)	300	300,945
Bank of New York Mellon Corp. (The) 1.85%, 01/27/23 (Call 01/02/23)	119	118,782

Security	Par (000)	Value

Banks (continued)
1.95%, 08/23/22	$148	$148,090
2.95%, 01/29/23 (Call 12/29/22)	156	157,020
Bank of Nova Scotia (The) 1.95%, 02/01/23	179	178,442
2.00%, 11/15/22(a)	130	129,999
2.38%, 01/18/23	62	62,017
2.45%, 09/19/22(a)	170	170,440
Barclays Bank PLC, 1.70%, 05/12/22	205	205,041
BNP Paribas SA, 3.25%, 03/03/23(a)	90	90,682
Canadian Imperial Bank of Commerce, 2.55%, 06/16/22(a)	148	148,222
Citigroup Inc. 2.70%, 10/27/22 (Call 09/27/22)(a)	276	276,944
3.38%, 03/01/23	85	85,667
4.05%, 07/30/22	150	150,840
Citizens Bank N.A./Providence RI, 3.70%, 03/29/23
(Call 02/28/23)	500	503,245
Cooperatieve Rabobank U.A./New York, 2.75%, 01/10/23	250	251,150
Credit Suisse Group Funding Guernsey Ltd., 3.80%, 09/15/22	295	296,720
Deutsche Bank AG/New York NY, 3.95%, 02/27/23	280	281,431
Discover Bank, 3.35%, 02/06/23 (Call 01/06/23)	250	251,300
Fifth Third Bancorp., 2.60%, 06/15/22 (Call 05/16/22)	160	160,061
Goldman Sachs Group Inc. (The) 0.52%, 03/08/23 (Call 09/08/22)	110	107,956
3.20%, 02/23/23 (Call 01/23/23)	368	370,307
3.63%, 01/22/23(a)	385	388,496
JPMorgan Chase & Co. 3.20%, 01/25/23(a)	363	365,813
3.25%, 09/23/22	395	397,232
KeyBank N.A./Cleveland OH, 1.25%, 03/10/23	270	266,930
Mitsubishi UFJ Financial Group Inc. 2.62%, 07/18/22	270	270,510
2.67%, 07/25/22	256	256,607
3.46%, 03/02/23(a)	255	256,660
Mizuho Financial Group Inc. 2.60%, 09/11/22	200	200,500
3.55%, 03/05/23(a)	200	201,276
Morgan Stanley 2.75%, 05/19/22	429	429,262
3.13%, 01/23/23(a)	448	450,200
3.75%, 02/25/23	475	477,774
4.88%, 11/01/22(a)	300	303,984
MUFG Union Bank N.A., 2.10%, 12/09/22 (Call 11/09/22)	250	249,943
National Australia Bank Ltd./New York, 3.00%, 01/20/23	750	753,285
National Bank of Canada, 2.10%, 02/01/23	275	273,930
Natwest Group PLC, 6.13%, 12/15/22	250	254,260
PNC Bank N.A 2.70%, 11/01/22 (Call 10/01/22)	290	290,731
2.88%, 06/29/22 (Call 05/31/22)(a)	250	250,290
PNC Financial Services Group Inc. (The), 2.85%, 11/09/22(b)	140	140,550
Royal Bank of Canada, 1.95%, 01/17/23	153	152,809
Santander Holdings USA Inc., 3.40%, 01/18/23
(Call 12/18/22)	325	326,332
Santander UK PLC, 2.10%, 01/13/23, (SOFR + 0.43%)(a)	250	248,980
Sumitomo Mitsui Financial Group Inc. 2.78%, 07/12/22	342	342,817
2.78%, 10/18/22(a)	255	255,875
3.10%, 01/17/23(a)	310	311,274
Synchrony Bank, 3.00%, 06/15/22 (Call 05/16/22)	260	260,078
Synovus Financial Corp., 3.13%, 11/01/22 (Call 10/01/22)	100	100,347

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® iBonds® Mar 2023 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Toronto-Dominion Bank (The) 0.25%, 01/06/23(a)	$15	$14,822
1.90%, 12/01/22	205	204,740
Truist Bank 1.25%, 03/09/23 (Call 02/09/23)	255	252,440
2.45%, 08/01/22 (Call 07/01/22)	167	167,232
3.00%, 02/02/23 (Call 01/02/23)(a)	200	201,128
Truist Financial Corp. 2.20%, 03/16/23 (Call 02/13/23)	490	489,049
3.05%, 06/20/22 (Call 05/20/22)	80	80,064
U.S. Bancorp., 2.95%, 07/15/22 (Call 06/15/22)	190	190,300
U.S. Bank N.A./Cincinnati OH 1.95%, 01/09/23 (Call 12/09/22)	250	250,005
2.85%, 01/23/23 (Call 12/23/22)(a)	250	251,155
Wells Fargo & Co., Series M, 3.45%, 02/13/23(a)	200	201,012
Westpac Banking Corp. 2.00%, 01/13/23	123	122,792
2.50%, 06/28/22	108	108,136
2.75%, 01/11/23(a)	155	155,490

		17,022,170

Beverages — 1.2%
Beam Suntory Inc., 3.25%, 05/15/22	35	35,015
Constellation Brands Inc., 3.20%, 02/15/23 (Call 01/15/23)	108	108,513
Diageo Investment Corp. 2.88%, 05/11/22	146	146,063
8.00%, 09/15/22(a)	5	5,109
Molson Coors Beverage Co., 3.50%, 05/01/22	76	76,000
PepsiCo Inc. 2.75%, 03/01/23(a)	225	225,785
3.10%, 07/17/22 (Call 05/17/22)(a)	165	165,149

		761,634

Biotechnology — 1.0%
Biogen Inc., 3.63%, 09/15/22	171	171,925
Gilead Sciences Inc., 3.25%, 09/01/22 (Call 07/01/22)	140	140,395
Illumina Inc., 0.55%, 03/23/23	360	353,182

		665,502

Building Materials — 0.1%
Mohawk Industries Inc., 3.85%, 02/01/23 (Call 11/01/22)(a)	85	85,570

Chemicals — 2.1%
Air Products and Chemicals Inc., 2.75%, 02/03/23	25	25,066
Celanese U.S. Holdings LLC, 4.63%, 11/15/22	100	100,965
Eastman Chemical Co., 3.60%, 08/15/22 (Call 05/31/22)	145	145,223
Linde Inc./CT 2.20%, 08/15/22 (Call 05/16/22)	115	115,051
2.70%, 02/21/23 (Call 11/21/22)(a)	208	208,786
Mosaic Co. (The), 3.25%, 11/15/22 (Call 10/15/22)	109	109,574
Nutrien Ltd., 3.15%, 10/01/22 (Call 07/01/22)(a)	90	90,239
PPG Industries Inc., 3.20%, 03/15/23 (Call 02/15/23)	515	516,818
RPM International Inc., 3.45%, 11/15/22 (Call 08/15/22)	25	25,094

		1,336,816

Commercial Services — 1.9%
Block Financial LLC, 5.50%, 11/01/22 (Call 05/02/22)	75	75,000
Cintas Corp. No. 2, 3.25%, 06/01/22 (Call 05/02/22)	60	60,000
Equifax Inc., 3.30%, 12/15/22 (Call 09/15/22)	99	99,361
Moody’s Corp., 2.63%, 01/15/23 (Call 12/15/22)	155	155,166
PayPal Holdings Inc., 2.20%, 09/26/22	170	170,320
RELX Capital Inc., 3.50%, 03/16/23 (Call 02/16/23)(a)	575	577,662

Security	Par (000)	Value

Commercial Services (continued)
Verisk Analytics Inc., 4.13%, 09/12/22	$75	$75,482

		1,212,991

Computers — 3.3%
Apple Inc. 1.70%, 09/11/22(a)	165	165,211
2.10%, 09/12/22 (Call 08/12/22)	5	5,007
2.30%, 05/11/22	158	158,046
2.40%, 01/13/23 (Call 12/13/22)(a)	520	521,456
2.70%, 05/13/22	125	125,060
2.85%, 02/23/23 (Call 12/23/22)	288	289,454
Hewlett Packard Enterprise Co., 4.40%, 10/15/22
(Call 08/15/22)	203	204,269
HP Inc., 4.05%, 09/15/22(a)	100	100,720
International Business Machines Corp. 1.88%, 08/01/22	350	350,147
2.85%, 05/13/22	205	205,119

		2,124,489

Cosmetics & Personal Care — 1.0%
Colgate-Palmolive Co. 1.95%, 02/01/23(a)	175	174,771
2.25%, 11/15/22	5	5,005
Procter & Gamble Co. (The), 2.15%, 08/11/22	100	100,144
Unilever Capital Corp., 3.13%, 03/22/23 (Call 02/22/23)	350	351,890

		631,810

Diversified Financial Services — 4.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.30%, 01/23/23 (Call 12/23/22)	150	149,970
Air Lease Corp. 2.25%, 01/15/23(a)	5	4,981
2.75%, 01/15/23 (Call 12/15/22)	237	236,908
Ally Financial Inc., 4.63%, 05/19/22	10	10,008
American Express Co. 2.50%, 08/01/22 (Call 07/01/22)	410	410,771
2.65%, 12/02/22	225	225,893
3.40%, 02/27/23 (Call 01/27/23)(a)	208	209,691
Capital One Bank USA N.A., 3.38%, 02/15/23	315	317,085
Capital One Financial Corp., 3.20%, 01/30/23
(Call 12/30/22)(a)	80	80,526
Charles Schwab Corp. (The), 2.65%, 01/25/23
(Call 12/25/22)	170	170,304
Intercontinental Exchange Inc., 2.35%, 09/15/22
(Call 08/15/22)	136	136,177
International Lease Finance Corp., 5.88%, 08/15/22	215	216,425
Invesco Finance PLC, 3.13%, 11/30/22	115	115,910
Nasdaq Inc., 0.45%, 12/21/22 (Call 05/10/22)	40	39,484
ORIX Corp., 2.90%, 07/18/22	142	142,183
Visa Inc. 2.15%, 09/15/22 (Call 08/15/22)	123	123,239
2.80%, 12/14/22 (Call 10/14/22)(a)	315	316,436

		2,905,991

Electric — 5.7%
AEP Texas Inc., 2.40%, 10/01/22 (Call 09/01/22)	5	5,001
Ameren Illinois Co., 2.70%, 09/01/22 (Call 06/01/22)	110	110,122
American Electric Power Co. Inc., Series F, 2.95%, 12/15/22 (Call 09/15/22)	85	85,092
Berkshire Hathaway Energy Co., 2.80%, 01/15/23
(Call 12/15/22)	35	35,146
CenterPoint Energy Houston Electric LLC, 2.25%, 08/01/22 (Call 05/31/22)	10	9,985

12	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® iBonds® Mar 2023 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Connecticut Light & Power Co. (The), 2.50%, 01/15/23 (Call 10/15/22)	$100	$100,366
Dominion Energy Inc., Series B, 2.75%, 09/15/22
(Call 06/15/22)(a)	75	75,022
DTE Energy Co. 2.25%, 11/01/22	135	134,911
Series H, 0.55%, 11/01/22(a)	30	29,744
Duke Energy Carolinas LLC 2.50%, 03/15/23 (Call 01/15/23)	100	100,132
3.05%, 03/15/23 (Call 02/15/23)(a)	240	242,342
Duke Energy Corp. 2.40%, 08/15/22 (Call 07/15/22)	305	305,265
3.05%, 08/15/22 (Call 05/31/22)	170	170,044
Duke Energy Progress LLC, 2.80%, 05/15/22	140	140,083
Edison International 2.40%, 09/15/22 (Call 08/15/22)	30	29,882
2.95%, 03/15/23 (Call 01/15/23)(a)	68	67,684
3.13%, 11/15/22 (Call 10/15/22)	55	55,070
Entergy Corp., 4.00%, 07/15/22 (Call 05/31/22)	120	120,182
Evergy Metro Inc., 3.15%, 03/15/23 (Call 12/15/22)	43	43,022
Exelon Corp., 3.50%, 06/01/22 (Call 05/01/22)(a)	111	111,000
ITC Holdings Corp., 2.70%, 11/15/22 (Call 10/15/22)	275	274,689
National Rural Utilities Cooperative Finance Corp., 2.70%, 02/15/23 (Call 12/15/22)(a)	295	295,537
NextEra Energy Capital Holdings Inc., 0.65%, 03/01/23	315	310,067
Northern States Power Co./MN, 2.15%, 08/15/22
(Call 05/20/22)	10	10,002
Oncor Electric Delivery Co. LLC, 7.00%, 09/01/22(a)	59	59,908
Pacific Gas and Electric Co. 1.37%, 03/10/23 (Call 05/10/22)	200	197,096
1.75%, 06/16/22 (Call 05/10/22)	335	334,759
Public Service Enterprise Group Inc., 2.65%, 11/15/22 (Call 10/15/22)	125	125,148
Virginia Electric & Power Co., Series C, 2.75%, 03/15/23 (Call 12/15/22)	135	135,265

		3,712,566

Electrical Components & Equipment — 0.0%
Emerson Electric Co., 2.63%, 02/15/23 (Call 11/15/22)	15	15,052

Electronics — 0.6%
Avnet Inc., 4.88%, 12/01/22	43	43,481
Flex Ltd., 5.00%, 02/15/23	75	75,991
Honeywell International Inc. 0.48%, 08/19/22 (Call 05/10/22)	63	62,874
2.15%, 08/08/22 (Call 07/08/22)	100	100,079
Jabil Inc., 4.70%, 09/15/22(a)	74	74,551

		356,976

Environmental Control — 0.2%
Waste Management Inc., 2.90%, 09/15/22 (Call 06/15/22)	131	131,200

Food — 1.6%
Campbell Soup Co., 3.65%, 03/15/23 (Call 02/15/23)	625	628,919
Conagra Brands Inc., 3.20%, 01/25/23 (Call 10/25/22)	82	82,375
General Mills Inc., 2.60%, 10/12/22 (Call 09/12/22)	45	45,118
Kroger Co. (The), 2.80%, 08/01/22 (Call 07/01/22)(a)	160	160,302
McCormick & Co. Inc./MD, 2.70%, 08/15/22 (Call 07/15/22)	85	85,180
Sysco Corp., 2.60%, 06/12/22(a)	50	50,061

		1,051,955

Gas — 0.7%
Atmos Energy Corp., 0.63%, 03/09/23 (Call 05/16/22)	25	24,596

Security	Par (000)	Value

Gas (continued)
CenterPoint Energy Resources Corp., 0.70%, 03/02/23 (Call 05/31/22)(a)	$135	$132,567
National Fuel Gas Co., 3.75%, 03/01/23 (Call 12/01/22)(a)	75	75,291
ONE Gas Inc., 0.85%, 03/11/23 (Call 05/31/22)	225	221,805

		454,259

Health Care - Products — 0.1%
DH Europe Finance II Sarl, 2.05%, 11/15/22	75	74,964

Health Care - Services — 3.1%
Aetna Inc., 2.75%, 11/15/22 (Call 08/15/22)	180	180,268
Anthem Inc. 0.45%, 03/15/23	500	491,155
2.95%, 12/01/22 (Call 11/01/22)	5	5,017
3.30%, 01/15/23(a)	385	387,048
Humana Inc. 2.90%, 12/15/22 (Call 11/15/22)	29	29,099
3.15%, 12/01/22 (Call 09/01/22)	140	140,631
UnitedHealth Group Inc. 2.38%, 10/15/22	44	44,109
2.75%, 02/15/23 (Call 11/15/22)(a)	415	416,229
2.88%, 03/15/23(a)	330	331,907

		2,025,463

Holding Companies - Diversified — 0.2%
Ares Capital Corp., 3.50%, 02/10/23 (Call 01/10/23)(a)	108	108,081

Home Builders — 0.4%
DR Horton Inc. 4.38%, 09/15/22 (Call 06/15/22)	10	10,035
4.75%, 02/15/23 (Call 11/15/22)	25	25,295
Lennar Corp., 4.75%, 11/15/22 (Call 08/15/22)	100	100,719
NVR Inc., 3.95%, 09/15/22 (Call 06/15/22)	104	104,319

		240,368

Household Products & Wares — 0.4%
Church & Dwight Co. Inc., 2.88%, 10/01/22	125	125,479
Clorox Co. (The), 3.05%, 09/15/22 (Call 06/15/22)	143	143,309

		268,788

Insurance — 1.9%
Alleghany Corp., 4.95%, 06/27/22	65	65,331
Aon Corp., 2.20%, 11/15/22	175	174,764
Berkshire Hathaway Finance Corp., 3.00%, 05/15/22	75	75,025
Berkshire Hathaway Inc. 2.75%, 03/15/23 (Call 01/15/23)	275	275,976
3.00%, 02/11/23(a)	345	347,456
Chubb INA Holdings Inc. 2.70%, 03/13/23	115	115,152
2.88%, 11/03/22 (Call 09/03/22)	125	125,424
Fidelity National Financial Inc., 5.50%, 09/01/22	25	25,266
Marsh & McLennan Companies Inc., 3.30%, 03/14/23 (Call 01/14/23)	18	18,102
Principal Financial Group Inc., 3.30%, 09/15/22	15	15,074

		1,237,570

Internet — 1.8%
Amazon.com Inc. 2.40%, 02/22/23 (Call 01/22/23)	135	135,176
2.50%, 11/29/22 (Call 08/29/22)	151	151,370
Baidu Inc., 3.50%, 11/28/22	200	200,464
Booking Holdings Inc., 2.75%, 03/15/23 (Call 02/15/23)	525	526,186
eBay Inc., 2.75%, 01/30/23 (Call 12/30/22)	166	166,300

		1,179,496

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® iBonds® Mar 2023 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Iron & Steel — 0.1%
Nucor Corp., 4.13%, 09/15/22 (Call 06/15/22)	$85	$85,233

Machinery — 2.7%
ABB Finance USA Inc., 2.88%, 05/08/22	150	150,027
Caterpillar Financial Services Corp. 0.25%, 03/01/23(a)	230	226,072
0.95%, 05/13/22	10	10,000
1.90%, 09/06/22	5	5,008
1.95%, 11/18/22	214	213,970
2.40%, 06/06/22(a)	30	30,030
2.55%, 11/29/22	110	110,207
2.63%, 03/01/23(a)	100	100,122
Deere & Co., 2.60%, 06/08/22 (Call 05/31/22)	186	185,900
John Deere Capital Corp. 0.25%, 01/17/23	30	29,572
0.55%, 07/05/22	150	149,776
1.95%, 06/13/22	100	100,094
2.15%, 09/08/22	96	96,105
2.70%, 01/06/23(a)	50	49,951
2.80%, 01/27/23	50	50,151
2.80%, 03/06/23	259	260,352

		1,767,337

Manufacturing — 1.4%
3M Co. 1.75%, 02/14/23 (Call 01/14/23)(a)	175	174,125
2.00%, 06/26/22	190	190,196
2.25%, 03/15/23 (Call 02/15/23)(a)	50	49,951
Carlisle Companies Inc., 3.75%, 11/15/22 (Call 08/15/22)	15	15,075
Eaton Corp., 2.75%, 11/02/22	243	243,612
General Electric Co., 2.70%, 10/09/22	200	200,508
Parker-Hannifin Corp., 3.50%, 09/15/22	20	20,123

		893,590

Media — 2.5%
Charter Communications Operating LLC/Charter
Communications Operating Capital, 4.46%, 07/23/22 (Call 05/31/22)	455	455,996
Comcast Cable Communications Holdings Inc., 9.46%, 11/15/22	150	155,592
Discovery Communications LLC, 2.95%, 03/20/23
(Call 02/20/23)	534	533,829
Time Warner Entertainment Co. LP, 8.38%, 03/15/23	134	140,167
TWDC Enterprises 18 Corp., 2.35%, 12/01/22(a)	167	167,092
Walt Disney Co. (The) 1.65%, 09/01/22	25	24,973
3.00%, 09/15/22(a)	150	150,657

		1,628,306

Metal Fabricate & Hardware — 0.2%
Precision Castparts Corp., 2.50%, 01/15/23 (Call 10/15/22)(a)	155	155,288

Mining — 0.9%
Freeport-McMoRan Inc., 3.88%, 03/15/23 (Call 12/15/22)	500	502,255
Southern Copper Corp., 3.50%, 11/08/22(a)	55	55,133

		557,388

Oil & Gas — 1.8%
BP Capital Markets PLC, 2.50%, 11/06/22	130	130,147
Canadian Natural Resources Ltd., 2.95%, 01/15/23
(Call 12/15/22)	173	173,318
Chevron Corp., 2.36%, 12/05/22 (Call 09/05/22)	325	325,786
Chevron USA Inc., 0.33%, 08/12/22	5	4,980
EOG Resources Inc., 2.63%, 03/15/23 (Call 12/15/22)	155	155,118

Security	Par (000)	Value

Oil & Gas (continued)
Exxon Mobil Corp., 2.73%, 03/01/23 (Call 01/01/23)	$215	$215,600
TotalEnergies Capital International SA, 2.70%, 01/25/23(a)	179	179,306

		1,184,255

Pharmaceuticals — 8.8%
AbbVie Inc. 2.30%, 11/21/22	417	417,038
2.90%, 11/06/22	475	476,544
3.20%, 11/06/22 (Call 09/06/22)	178	178,813
3.25%, 10/01/22 (Call 07/01/22)	250	250,607
AmerisourceBergen Corp., 0.74%, 03/15/23 (Call 05/31/22)	250	246,275
AstraZeneca PLC, 2.38%, 06/12/22 (Call 05/30/22)	25	25,024
Bristol-Myers Squibb Co. 2.00%, 08/01/22	209	209,090
2.75%, 02/15/23 (Call 01/15/23)	50	50,162
3.25%, 08/15/22	212	212,888
3.25%, 02/20/23 (Call 01/20/23)(a)	333	335,408
3.55%, 08/15/22	242	243,353
Cardinal Health Inc., 3.20%, 03/15/23	460	461,610
Cigna Corp., 3.05%, 11/30/22 (Call 10/31/22)	84	84,403
CVS Health Corp. 2.75%, 12/01/22 (Call 09/01/22)	200	200,570
3.50%, 07/20/22 (Call 05/20/22)	265	265,276
4.75%, 12/01/22 (Call 09/01/22)(a)	10	10,089
Eli Lilly & Co., 2.35%, 05/15/22	85	85,023
GlaxoSmithKline Capital Inc., 2.80%, 03/18/23(a)	588	589,982
GlaxoSmithKline Capital PLC 2.85%, 05/08/22	315	315,085
2.88%, 06/01/22 (Call 05/01/22)	10	10,000
Johnson & Johnson, 2.05%, 03/01/23 (Call 01/01/23)	100	100,065
McKesson Corp. 2.70%, 12/15/22 (Call 09/15/22)	75	75,145
2.85%, 03/15/23 (Call 12/15/22)	54	54,018
Merck & Co. Inc., 2.40%, 09/15/22 (Call 06/15/22)	177	177,200
Novartis Capital Corp., 2.40%, 09/21/22	326	326,095
Viatris Inc., 1.13%, 06/22/22	135	134,681
Zoetis Inc., 3.25%, 02/01/23 (Call 11/01/22)	185	185,736

		5,720,180

Pipelines — 4.7%
Boardwalk Pipelines LP, 3.38%, 02/01/23 (Call 11/01/22)	46	46,207
Enbridge Inc., 2.90%, 07/15/22 (Call 06/15/22)	105	105,065
Energy Transfer LP 3.45%, 01/15/23 (Call 10/15/22)	465	465,921
3.60%, 02/01/23 (Call 11/01/22)	125	125,276
4.25%, 03/15/23 (Call 12/15/22)(a)	315	317,577
Energy Transfer LP/Regency Energy Finance Corp., 5.00%, 10/01/22 (Call 07/01/22)	145	145,780
Enterprise Products Operating LLC, 3.35%, 03/15/23 (Call 12/15/22)(a)	173	173,842
Kinder Morgan Energy Partners LP 3.45%, 02/15/23 (Call 11/15/22)	170	170,767
3.95%, 09/01/22 (Call 06/01/22)(a)	250	250,365
Kinder Morgan Inc., 3.15%, 01/15/23 (Call 12/15/22)(a)	15	15,037
MPLX LP 3.38%, 03/15/23 (Call 02/15/23)	390	391,381
3.50%, 12/01/22 (Call 11/01/22)	69	69,315
ONEOK Partners LP, 3.38%, 10/01/22 (Call 07/01/22)	150	150,328
Plains All American Pipeline LP/PAA Finance Corp., 2.85%, 01/31/23 (Call 10/31/22)	64	63,640
TransCanada PipeLines Ltd., 2.50%, 08/01/22	165	165,203

14	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® iBonds® Mar 2023 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
Williams Companies Inc. (The) 3.35%, 08/15/22 (Call 05/15/22)	$194	$194,045
3.70%, 01/15/23 (Call 10/15/22)	225	225,992

		3,075,741

Real Estate Investment Trusts — 0.5%
American Tower Corp., 3.50%, 01/31/23	128	128,808
Office Properties Income Trust, 4.00%, 07/15/22 (Call 06/15/22)	75	75,058
Public Storage, 2.37%, 09/15/22 (Call 08/15/22)	25	25,042
SL Green Operating Partnership LP, 3.25%, 10/15/22 (Call 09/15/22)	84	84,049

		312,957

Retail — 1.2%
AutoZone Inc., 2.88%, 01/15/23 (Call 10/15/22)(a)	10	10,019
Home Depot Inc. (The), 2.63%, 06/01/22 (Call 05/01/22)	161	161,000
Starbucks Corp. 1.30%, 05/07/22	100	99,993
2.70%, 06/15/22 (Call 05/31/22)	30	30,031
3.10%, 03/01/23 (Call 02/01/23)	170	170,962
Walgreen Co., 3.10%, 09/15/22	104	104,451
Walmart Inc., 2.35%, 12/15/22 (Call 11/15/22)	177	177,572

		754,028

Savings & Loans — 0.1%
People’s United Financial Inc., 3.65%, 12/06/22
(Call 09/06/22)	95	95,345

Semiconductors — 1.1%
Intel Corp. 2.70%, 12/15/22	380	382,424
3.10%, 07/29/22	15	15,050
QUALCOMM Inc. 2.60%, 01/30/23 (Call 12/30/22)	135	135,424
3.00%, 05/20/22	165	165,162

		698,060

Software — 2.5%
Adobe Inc., 1.70%, 02/01/23	118	117,334
Fidelity National Information Services Inc., 0.38%, 03/01/23	125	122,522
Fiserv Inc., 3.50%, 10/01/22 (Call 07/01/22)	145	145,419
Microsoft Corp. 2.13%, 11/15/22	50	50,062
2.65%, 11/03/22 (Call 09/03/22)	120	120,406
Oracle Corp. 2.50%, 05/15/22(a)	378	378,121
2.50%, 10/15/22	409	409,352
2.63%, 02/15/23 (Call 01/15/23)(a)	133	132,862
Roper Technologies Inc. 0.45%, 08/15/22	100	99,512
3.13%, 11/15/22 (Call 08/15/22)	25	25,079

		1,600,669

Telecommunications — 1.1%
AT&T Inc., 2.63%, 12/01/22 (Call 05/11/22)(a)	151	151,663
Cisco Systems Inc. 2.60%, 02/28/23(a)	90	89,977

Security	Par/ Shares (000)	Value

Telecommunications (continued)
3.00%, 06/15/22	$10	$10,024
Rogers Communications Inc., 3.00%, 03/15/23
(Call 12/15/22)(a)	250	250,532
Telefonaktiebolaget LM Ericsson, 4.13%, 05/15/22	90	90,001
Vodafone Group PLC, 2.95%, 02/19/23(a)	140	140,117

		732,314

Transportation — 1.2%
Burlington Northern Santa Fe LLC 3.00%, 03/15/23 (Call 12/15/22)(a)	105	105,560
3.05%, 09/01/22 (Call 06/01/22)	85	85,118
Norfolk Southern Corp., 2.90%, 02/15/23 (Call 11/15/22)	83	83,157
Ryder System Inc. 2.88%, 06/01/22 (Call 05/31/22)	10	10,007
3.40%, 03/01/23 (Call 02/01/23)(a)	158	158,999
Union Pacific Corp., 2.95%, 01/15/23 (Call 10/15/22)	70	70,272
United Parcel Service Inc., 2.45%, 10/01/22	246	246,448

		759,561

Total Corporate Bonds & Notes — 94.2% (Cost: $61,323,400)		61,167,236

Investment Companies

Exchange Traded Funds — 4.8%
iShares iBonds Mar 2023 Term Corporate ex-Financials ETF(c)	129	3,136,635

Total Investment Companies — 4.8% (Cost $2,974,253)		3,136,635

Short-Term Investments

Money Market Funds — 20.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.38%(c)(d)(e)	12,040	12,039,602
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.34%(c)(d)	1,094	1,094,000

		13,133,602

Total Short-Term Investments — 20.2% (Cost: $13,131,114)		13,133,602

Total Investments in Securities — 119.2% (Cost: $77,428,767)		77,437,473

Other Assets, Less Liabilities — (19.2)%		(12,483,616)

Net Assets — 100.0%		$64,953,857

(a)	All or a portion of this security is on loan.
(b)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® iBonds® Mar 2023 Term Corporate ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/22	Shares Held at 04/30/22 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$2,408,783	$9,631,416	(a)	$—		$(1,518)	$921	$12,039,602	12,040	$4,595	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,924,000	—		(1,830,000	)(a)	—	—	1,094,000	1,094	755		—
iShares iBonds Mar 2023 Term Corporate ex-Financials ETF	3,179,850	—		—		—	(43,215)	3,136,635	129	29,750		—

						$(1,518)	$(42,294)	$16,270,237		$35,100		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$61,167,236	$—	$61,167,236
Investment Companies	3,136,635	—	—	3,136,635
Money Market Funds	13,133,602	—	—	13,133,602

	$16,270,237	$61,167,236	$—	$77,437,473

See notes to financial statements.

16	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities (unaudited)

April 30, 2022

	iShares iBonds Mar 2023 Term Corporate ex-Financials ETF	iShares iBonds Mar 2023 Term Corporate ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$29,762,885	$61,167,236
Affiliated(c)	7,502,402	16,270,237
Cash	3,183	81,245
Receivables:
Investments sold	60,600	292,900
Securities lending income — Affiliated	974	1,819
Dividends	203	300
Interest	211,346	441,107

Total assets	37,541,593	78,254,844

LIABILITIES
Collateral on securities loaned, at value	6,861,744	12,037,991
Payables:
Investments purchased	303,105	1,257,982
Investment advisory fees	2,455	5,014

Total liabilities	7,167,304	13,300,987

NET ASSETS	$30,374,289	$64,953,857

NET ASSETS CONSIST OF:
Paid-in capital	$31,283,864	$65,120,357
Accumulated loss	(909,575)	(166,500)

NET ASSETS	$30,374,289	$64,953,857

Shares outstanding	1,250,000	2,450,000

Net asset value	$24.30	$ 26.51

Shares authorized	Unlimited	Unlimited

Par value	None	None

(a) Securities loaned, at value	$6,664,551	$11,688,488
(b) Investments, at cost — Unaffiliated	$29,812,614	$61,323,400
(c) Investments, at cost — Affiliated	$7,500,876	$16,105,367

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	17

Statements of Operations (unaudited)

Six Months Ended April 30, 2022

	iShares iBonds Mar 2023 Term Corporate ex-Financials ETF	iShares iBonds Mar 2023 Term Corporate ETF

INVESTMENT INCOME
Dividends — Affiliated	$533	$30,677
Interest — Unaffiliated	295,285	584,243
Securities lending income — Affiliated — net	2,305	4,423

Total investment income	298,123	619,343

EXPENSES
Investment advisory fees	15,157	32,856
Professional fees	217	217

Total expenses	15,374	33,073

Less:
Investment advisory fees waived	(257)	(2,240)

Total expenses after fees waived	15,117	30,833

Net investment income	283,006	588,510

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	23,916	49,928
Investments — Affiliated	(967)	(1,518)
In-kind redemptions — Unaffiliated	—	15,467

Net realized gain	22,949	63,877

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	(440,155)	(943,846)
Investments — Affiliated	1,022	(42,294)

Net change in unrealized appreciation (depreciation)	(439,133)	(986,140)

Net realized and unrealized loss	(416,184)	(922,263)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(133,178)	$(333,753)

See notes to financial statements.

18	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

	iShares iBonds Mar 2023 Term Corporate ex-Financials ETF		iShares iBonds Mar 2023 Term Corporate ETF
	Six Months Ended 04/30/22 (unaudited)	Year Ended 10/31/21	Six Months Ended 04/30/22 (unaudited)	Year Ended 10/31/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$283,006	$591,338	$588,510	$1,455,827
Net realized gain	22,949	61,848	63,877	455,987
Net change in unrealized appreciation (depreciation)	(439,133)	(552,601)	(986,140)	(1,504,330)

Net increase (decrease) in net assets resulting from operations	(133,178)	100,585	(333,753)	407,484

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(288,279)	(600,797)	(612,317)	(1,531,453)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	—	3,732,889	(2,674,448)	(2,684,666)

NET ASSETS
Total increase (decrease) in net assets	(421,457)	3,232,677	(3,620,518)	(3,808,635)
Beginning of period	30,795,746	27,563,069	68,574,375	72,383,010

End of period	$30,374,289	$30,795,746	$64,953,857	$68,574,375

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	19

Financial Highlights

(For a share outstanding throughout each period)

	iShares iBonds Mar 2023 Term Corporate ex-Financials ETF
	Six Months Ended 04/30/22 (unaudited)		Year Ended 10/31/21	Year Ended 10/31/20	Year Ended 10/31/19	Year Ended 10/31/18	Year Ended 10/31/17

Net asset value, beginning of period	$24.64		$25.06	$24.65	$23.44	$24.47	$24.80

Net investment income(a)	0.23		0.50	0.61	0.65	0.66	0.66
Net realized and unrealized gain (loss)(b)	(0.34)		(0.41)	0.44	1.22	(1.04)	(0.33)

Net increase (decrease) from investment operations	(0.11)		0.09	1.05	1.87	(0.38)	0.33

Distributions(c)
From net investment income	(0.23)		(0.51)	(0.64)	(0.66)	(0.65)	(0.66)

Total distributions	(0.23)		(0.51)	(0.64)	(0.66)	(0.65)	(0.66)

Net asset value, end of period	$24.30		$24.64	$25.06	$24.65	$23.44	$24.47

Total Return(d)
Based on net asset value	(0.41	)%(e)	0.33%	4.33%	8.07%	(1.54)%	1.37%

Ratios to Average Net Assets(f)
Total expenses	0.10	%(g)	0.10%	0.10%	0.10%	0.10%	0.10%

Total expenses after fees waived	0.10	%(g)	0.10%	0.10%	0.10%	0.10%	0.10%

Net investment income	1.87	%(g)	2.01%	2.46%	2.71%	2.76%	2.72%

Supplemental Data
Net assets, end of period (000)	$30,374		$30,796	$27,563	$25,886	$44,535	$47,716

Portfolio turnover rate(h)	6	%(e)	9%	9%	9%	5%	10%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

20	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares iBonds Mar 2023 Term Corporate ETF
	Six Months Ended 04/30/22 (unaudited)		Year Ended 10/31/21	Year Ended 10/31/20	Year Ended 10/31/19	Year Ended 10/31/18	Year Ended 10/31/17

Net asset value, beginning of period	$26.89		$27.31	$26.89	$25.53	$26.66	$26.90

Net investment income(a)	0.24		0.55	0.70	0.76	0.76	0.77
Net realized and unrealized gain (loss)(b)	(0.37)		(0.40)	0.43	1.36	(1.12)	(0.25)

Net increase (decrease) from investment operations	(0.13)		0.15	1.13	2.12	(0.36)	0.52

Distributions(c)
From net investment income	(0.25)		(0.57)	(0.71)	(0.76)	(0.77)	(0.76)

Total distributions	(0.25)		(0.57)	(0.71)	(0.76)	(0.77)	(0.76)

Net asset value, end of period	$26.51		$26.89	$27.31	$26.89	$25.53	$26.66

Total Return(d)
Based on net asset value	(0.50	)%(e)	0.56%	4.27%	8.43%	(1.37)%	2.01%

Ratios to Average Net Assets(f)
Total expenses	0.10	%(g)	0.10%	0.10%	0.10%	0.10%	0.10%

Total expenses after fees waived	0.09	%(g)	0.09%	0.10%	0.10%	0.10%	0.10%

Net investment income	1.79	%(g)	2.01%	2.59%	2.89%	2.95%	2.92%

Supplemental Data
Net assets, end of period (000)	$64,954		$68,574	$72,383	$79,335	$59,995	$87,963

Portfolio turnover rate(h)	5	%(e)	13%	13%	5%	3%	12%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	21

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):

iShares ETF	Diversification Classification
iBonds Mar 2023 Term Corporate ex-Financials	Diversified
iBonds Mar 2023 Term Corporate	Diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.

22	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited)  (continued)

•

Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day may be valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

N O T E S T O F I N A N C I A L S T A T E M E N T S	23

Notes to Financial Statements (unaudited)  (continued)

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount
iBonds Mar 2023 Term Corporate ex-Financials
Barclays Bank PLC	$889,715	$889,715		$—	$—
Barclays Capital, Inc.	75,155	75,155		—	—
BMO Capital Markets Corp.	74,437	74,437		—	—
BofA Securities, Inc.	800,332	800,332		—	—
Goldman Sachs & Co. LLC	1,372,384	1,372,384		—	—
J.P. Morgan Securities LLC	2,096,869	2,096,869		—	—
Morgan Stanley	1,101,334	1,101,334		—	—
Wells Fargo Securities LLC	254,325	254,325		—	—

	$6,664,551	$6,664,551		$—	$—

iBonds Mar 2023 Term Corporate
Barclays Bank PLC	$552,325	$552,325		$—	$—
Barclays Capital, Inc.	542,012	542,012		—	—
BofA Securities, Inc.	775,134	775,134		—	—
Goldman Sachs & Co. LLC	1,994,505	1,994,505		—	—
J.P. Morgan Securities LLC	5,251,241	5,251,241		—	—
Morgan Stanley	1,718,368	1,718,368		—	—
Pershing LLC	139,953	139,953		—	—
Toronto-Dominion Bank	146,389	146,389		—	—
Wells Fargo Securities LLC	568,561	568,561		—	—

	$11,688,488	$11,688,488		$—	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee of 0.10%, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund.

Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statement of Operations does not include acquired fund fees and expenses.

BFA has contractually agreed to waive a portion of its investment advisory fee for each Fund through the termination date of such Fund, in an amount equal to acquired fund fees and expenses, if any, attributable to each Fund’s investments in other funds advised by BFA or its affiliates.

These amounts are included in investment advisory fees waived in the Statements of Operations. For the six months ended April 30, 2022, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:

iShares ETF	Amounts waived
iBonds Mar 2023 Term Corporate ex-Financials	$ 257
iBonds Mar 2023 Term Corporate	2,240

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

24	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited)  (continued)

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended April 30, 2022, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC
iBonds Mar 2023 Term Corporate ex-Financials	$ 965
iBonds Mar 2023 Term Corporate	1,841

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended April 30, 2022, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
iBonds Mar 2023 Term Corporate ex-Financials	$ 605,264	$ —	$ —
iBonds Mar 2023 Term Corporate	803,665	—	—

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

6.	PURCHASES AND SALES

For the six months ended April 30, 2022, purchases and sales of investments, excluding short-term investments and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales
iBonds Mar 2023 Term Corporate ex-Financials	$1,681,651	$3,885,903
iBonds Mar 2023 Term Corporate	2,901,695	9,802,806

For the six months ended April 30, 2022, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
iBonds Mar 2023 Term Corporate	$—	$2,587,410

N O T E S T O F I N A N C I A L S T A T E M E N T S	25

Notes to Financial Statements (unaudited)  (continued)

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2022, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of October 31, 2021, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring
iBonds Mar 2023 Term Corporate ex-Financials	$917,495
iBonds Mar 2023 Term Corporate	294,559

As of April 30, 2022, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
iBonds Mar 2023 Term Corporate ex-Financials	$37,325,402	$38,868	$(98,983)	$(60,115)
iBonds Mar 2023 Term Corporate	77,455,351	244,231	(262,109)	(17,878)

8.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.

An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. Although vaccines have been developed and approved for use by various governments, the duration of this pandemic and its effects cannot be determined with certainty.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

26	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited)  (continued)

Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.

The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Funds may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a Fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates ceased to be published or no longer are representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

9.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 04/30/22		Year Ended 10/31/21
iShares ETF	Shares	Amount	Shares	Amount

iBonds Mar 2023 Term Corporate ex-Financials
Shares sold	—	$—	150,000	$3,732,889

iBonds Mar 2023 Term Corporate
Shares sold	—	$—	200,000	$5,421,288
Shares redeemed	(100,000)	(2,674,448)	(300,000)	(8,105,954)

Net decrease	(100,000)	$(2,674,448)	(100,000)	$(2,684,666)

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.

10.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	27

Statement Regarding Liquidity Risk Management Program (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares iBonds Mar 2023 Term Corporate ex-Financials ETF and iShares iBonds Mar 2023 Term Corporate ETF (the “Funds” or “ETFs”), each a series of the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.

The Board of Trustees (the “Board”) of the Trust, on behalf of the Funds, met on December 9, 2021 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2020 through September 30, 2021 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish each Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays and the imposition of capital controls in certain non-U.S. countries.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing each Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure, with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size (“RATS”). The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. While the ETFs generally do not engage in borrowing, certain of the ETFs have the flexibility to draw on a line of credit to meet redemption requests or facilitate settlements.

d)

The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs and reviewed any persistent deviations from long-term averages.

e)

The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.

As part of BlackRock’s continuous review of the effectiveness of the Program, the Committee made the following material changes to the Program: (1) updates to certain model components in the Program’s methodology; and (2) certain iShares Funds entered into a $800 million credit agreement with a group of lenders that replaced a previous liquidity facility. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

28	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Supplemental Information  (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

April 30, 2022

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
iBonds Mar 2023 Term Corporate ex-Financials	$0.230623	$—	$—	$0.230623	100%	—%	—%	100%
iBonds Mar 2023 Term Corporate	0.245696	—	—	0.245696	100	—	—	100

S U P P L E M E N T A L I N F O R M A T I O N	29

General Information

Electronic Delivery

Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.

•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

30	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Glossary of Terms Used in this Report

Portfolio Abbreviations - Fixed Income

SOFR	Secured Overnight Financing Rate

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	31

Want to know more?

iShares.com    |     1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Bloomberg Index Services Limited, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2022 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-1007-0422

APRIL 30, 2022

2022 Semi-Annual Report (Unaudited)

iShares Trust

•  iShares iBonds 2022 Term High Yield and Income ETF | IBHB | Cboe BZX

•  iShares iBonds 2023 Term High Yield and Income ETF | IBHC | Cboe BZX

•  iShares iBonds 2024 Term High Yield and Income ETF | IBHD | Cboe BZX

•  iShares iBonds 2025 Term High Yield and Income ETF | IBHE | Cboe BZX

•  iShares iBonds 2026 Term High Yield and Income ETF | IBHF | Cboe BZX

•  iShares iBonds 2027 Term High Yield and Income ETF | IBHG | Cboe BZX

•  iShares iBonds 2028 Term High Yield and Income ETF | IBHH | Cboe BZX

•  iShares iBonds 2029 Term High Yield and Income ETF | IBHI | Cboe BZX

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of April 30, 2022 saw the emergence of significant challenges that disrupted the economic recovery and strong financial markets which characterized 2021. The U.S. economy shrank in the first quarter of 2022, ending the run of robust growth which followed reopening and the development of the COVID-19 vaccines. Rapid changes in consumer spending led to supply constraints and elevated inflation, which reached a 40-year high. Moreover, while the foremost effect of Russia’s invasion of Ukraine has been a severe humanitarian crisis, the invasion has presented challenges for both investors and policymakers.

Equity prices were mixed but mostly down, as persistently high inflation drove investors’ expectations for higher interest rates, particularly weighing on relatively high valuation growth stocks and economically sensitive small-capitalization stocks. Overall, small-capitalization U.S. stocks declined, while large-capitalization U.S. stocks were nearly flat. Both emerging market stocks and international equities from developed markets fell significantly, pressured by rising interest rates and a strengthening U.S. dollar.

The 10-year U.S. Treasury yield (which is inversely related to bond prices) rose during the reporting period as increasing inflation drove investors’ expectations for higher interest rates. The corporate bond market also faced inflationary headwinds, and increasing uncertainty led to higher corporate bond spreads (the difference in yield between U.S. Treasuries and similarly-dated corporate bonds).

The U.S. Federal Reserve (the “Fed”), acknowledging that inflation is growing faster than expected, raised interest rates in March 2022, the first increase of this business cycle. Furthermore, the Fed wound down its bond-buying programs and raised the prospect of reversing the flow and reducing its balance sheet. Continued high inflation and the Fed’s new tone led many analysts to anticipate that the Fed will continue to raise interest rates multiple times throughout the year.

Looking ahead, however, the horrific war in Ukraine has significantly clouded the outlook for the global economy, leading to major volatility in energy and metal markets. Sanctions on Russia, Europe’s top energy supplier, and general wartime disruption are likely to drive already-high commodity prices even higher. We believe sharp increases in energy prices will exacerbate inflationary pressure while also constraining economic growth. Combating inflation without stifling a recovery, while buffering against ongoing supply and price shocks amid the ebb and flow of the pandemic, will be an especially challenging environment for setting effective monetary policy. Despite the likelihood of more rate increases on the horizon, we believe the Fed will err on the side of protecting employment, even at the expense of higher inflation.

In this environment, we favor an overweight to equities, as valuations have become more attractive and inflation-adjusted interest rates remain low. Sectors that are better poised to manage the transition to a lower-carbon world, such as technology and healthcare, are particularly attractive in the long term. We favor U.S. equities due to strong earnings momentum, while Japanese equities should benefit from supportive monetary and fiscal policy. We are underweight credit overall, but inflation-protected U.S. Treasuries, Asian fixed income, and emerging market local-currency bonds offer potential opportunities for additional yield. We believe that international diversification and a focus on sustainability and quality can help provide portfolio resilience.

Overall, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of April 30, 2022

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	(9.65)%	0.21%

U.S. small cap equities (Russell 2000® Index)	(18.38)	(16.87)

International equities (MSCI Europe, Australasia, Far East Index)	(11.80)	(8.15)

Emerging market equities (MSCI Emerging Markets Index)	(14.15)	(18.33)

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.07	0.08

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(10.29)	(8.86)

U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	(9.47)	(8.51)

Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	(7.90)	(7.88)

U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	(7.40)	(5.22)

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Fund Summary as of April 30, 2022	iShares® iBonds® 2022 Term High Yield and Income ETF

Investment Objective

The iShares iBonds 2022 Term High Yield and Income ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, high yield and other income generating corporate bonds maturing in 2022, as represented by the Bloomberg 2022 Term High Yield and Income Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns

	6 Months	1 Year	Since Inception	1 Year	Since Inception

Fund NAV	0.10%	1.03%	2.67%	1.03%	8.19%
Fund Market	(0.12)	0.77	2.67	0.77	8.20
Index	0.54	1.76	3.35	1.76	10.33

The inception date of the Fund was 5/7/19. The first day of secondary market trading was 5/9/19.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (11/01/21)	Ending Account Value (04/30/22)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/21)	Ending Account Value (04/30/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,001.00	$ 1.74		$ 1,000.00	$ 1,023.10	$ 1.76		0.35%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Ratings*	Percent of Net Assets(a)

A	4.3%
Baa	62.9
Ba	14.1
B	7.5
Caa	1.6
Ca	0.3
Not Rated	3.9
Short-Term and Other Assets	5.4

FIVE LARGEST HOLDINGS

Security(a)	Percent of Net Assets

Charter Communications Operating LLC/Charter Communications Operating Capital, 4.46%, 07/23/22	2.3%
Morgan Stanley, 4.88%, 11/01/22	1.8
Sprint Communications Inc., 6.00%, 11/15/22	1.8
Credit Suisse Group Funding Guernsey Ltd., 3.80%, 09/15/22	1.7
DISH DBS Corp., 5.88%, 07/15/22	1.6

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

4	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of April 30, 2022	iShares® iBonds® 2023 Term High Yield and Income ETF

Investment Objective

The iShares iBonds 2023 Term High Yield and Income ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, high yield and other income generating corporate bonds maturing in 2023, as represented by the Bloomberg 2023 Term High Yield and Income Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns

	6 Months	1 Year	Since Inception	1 Year	Since Inception

Fund NAV	(2.19)%	(0.29)%	3.01%	(0.29)%	9.26%
Fund Market	(2.47)	(0.86)	2.93	(0.86)	9.01
Index	(2.17)	0.02	3.99	0.02	12.38

The inception date of the Fund was 5/7/19. The first day of secondary market trading was 5/9/19.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (11/01/21)	Ending Account Value (04/30/22)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/21)	Ending Account Value (04/30/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 978.10	$ 1.72		$ 1,000.00	$ 1,023.10	$ 1.76		0.35%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Ratings*	Percent of Net Assets

A	1.1%
Baa	33.7
Ba	34.0
B	16.8
Caa	7.0
Not Rated	4.0
Short-Term and Other Assets	3.4

FIVE LARGEST HOLDINGS

Security(a)	Percent of Net Assets

Sprint Corp., 7.88%, 09/15/23	2.2%
Tenet Healthcare Corp., 6.75%, 06/15/23	2.0
Commerzbank AG, 8.13%, 09/19/23	2.0
HCA Inc., 5.88%, 05/01/23	1.8
DISH DBS Corp., 5.00%, 03/15/23	1.8

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

F U N D S U M M A R Y	5

Fund Summary as of April 30, 2022	iShares® iBonds® 2024 Term High Yield and Income ETF

Investment Objective

The iShares iBonds 2024 Term High Yield and Income ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, high yield and other income generating corporate bonds maturing in 2024, as represented by the Bloomberg 2024 Term High Yield and Income Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns

	6 Months	1 Year	Since Inception	1 Year	Since Inception

Fund NAV	(3.74)%	(1.64)%	2.51%	(1.64)%	7.69%
Fund Market	(4.03)	(1.95)	2.47	(1.95)	7.55
Index	(4.47)	(2.08)	2.95	(2.08)	9.05

The inception date of the Fund was 5/7/19. The first day of secondary market trading was 5/9/19.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (11/01/21)	Ending Account Value (04/30/22)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/21)	Ending Account Value (04/30/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 962.60	$ 1.70		$ 1,000.00	$ 1,023.10	$ 1.76		0.35%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Ratings*	Percent of Net Assets

Baa	2.2%
Ba	46.3
B	36.1
Caa	11.4
Not Rated	2.4
Short-Term and Other Assets	1.6

FIVE LARGEST HOLDINGS

Security(a)	Percent of Net Assets

Sprint Corp., 7.13%, 06/15/24	3.1%
DISH DBS Corp., 5.88%, 11/15/24	2.9
Intesa Sanpaolo SpA, 5.02%, 06/26/24	2.9
Global Aircraft Leasing Co. Ltd., 6.50%, 09/15/24	2.7
Mauser Packaging Solutions Holding Co., 5.50%, 04/15/24	2.5

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

6	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of April 30, 2022	iShares® iBonds® 2025 Term High Yield and Income ETF

Investment Objective

The iShares iBonds 2025 Term High Yield and Income ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, high yield and other income generating corporate bonds maturing in 2025, as represented by the Bloomberg 2025 Term High Yield and Income Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns

	6 Months	1 Year	Since Inception	1 Year	Since Inception

Fund NAV	(2.83)%	(1.32)%	3.43%	(1.32)%	10.59%
Fund Market	(3.26)	(1.76)	3.33	(1.76)	10.29
Index	(2.49)	(0.61)	3.94	(0.61)	12.22

The inception date of the Fund was 5/7/19. The first day of secondary market trading was 5/9/19.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (11/01/21)	Ending Account Value (04/30/22)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/21)	Ending Account Value (04/30/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 971.70	$ 1.71		$ 1,000.00	$ 1,023.10	$ 1.76		0.35%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Ratings*	Percent of Net Assets

Baa	3.0%
Ba	34.5
B	42.6
Caa	13.6
Not Rated	3.2
Short-Term and Other Assets	3.1

FIVE LARGEST HOLDINGS

Security(a)	Percent of Net Assets(a)

Caesars Entertainment Inc., 6.25%, 07/01/25	2.1%
American Airlines Inc., 11.75%, 07/15/25	1.7
HCA Inc., 5.38%, 02/01/25	1.6
Uniti Group LP/Uniti Fiber Holdings Inc./CSL Capital LLC, 7.88%, 02/15/25	1.4
Bausch Health Companies Inc., 6.13%, 04/15/25	1.3

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

F U N D S U M M A R Y	7

Fund Summary as of April 30, 2022	iShares® iBonds® 2026 Term High Yield and Income ETF

Investment Objective

The iShares iBonds 2026 Term High Yield and Income ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, high yield and other income generating corporate bonds maturing in 2026, as represented by the Bloomberg 2026 Term High Yield and Income Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns

	6 Months	1 Year	Since Inception	1 Year	Since Inception

Fund NAV	(4.42)%	(2.78)%	0.76%	(2.78)%	1.11%
Fund Market	(4.87)	(3.39)	0.56	(3.39)	0.82
Index	(4.33)	(2.55)	1.16	(2.55)	1.71

The inception date of the Fund was 11/10/20. The first day of secondary market trading was 11/12/20.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (11/01/21)	Ending Account Value (04/30/22)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/21)	Ending Account Value (04/30/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 955.80	$ 1.70		$ 1,000.00	$ 1,023.10	$ 1.76		0.35%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Ratings*	Percent of Net Assets

Baa	1.9%
Ba	37.4
B	42.2
Caa	12.2
Not Rated	4.1
Short-Term and Other Assets	2.2

FIVE LARGEST HOLDINGS

Security(a)	Percent of Net Assets

TransDigm Inc., 6.25%, 03/15/26	2.2%
American Airlines Inc./AAdvantage Loyalty IP Ltd., 5.50%, 04/20/26	1.8
DISH DBS Corp., 5.25%, 12/01/26	1.3
CHS/Community Health Systems Inc., 8.00%, 03/15/26	1.1
Tenet Healthcare Corp., 4.88%, 01/01/26	1.1

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

8	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of April 30, 2022	iShares® iBonds® 2027 Term High Yield and Income ETF

Investment Objective

The iShares iBonds 2027 Term High Yield and Income ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, high yield and other income generating corporate bonds maturing in 2027, as represented by the Bloomberg 2027 Term High Yield and Income Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Cumulative Total Returns

	6 Months	Since Inception

Fund NAV	(5.67)%	(5.53)%
Fund Market	(6.25)	(6.11)
Index	(5.46)	(5.19)

The inception date of the Fund was 7/7/21. The first day of secondary market trading was 7/9/21.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (11/01/21)	Ending Account Value (04/30/22)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/21)	Ending Account Value (04/30/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 943.30	$ 1.69		$ 1,000.00	$ 1,023.10	$ 1.76		0.35%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Ratings*	Percent of Net Assets

Baa	0.2%
Ba	35.3
B	47.5
Caa	13.3
Not Rated	1.6
Short-Term and Other Assets	2.1

FIVE LARGEST HOLDINGS

Security(a)	Percent of Net Assets

Directv Financing LLC/Directv Financing Co-Obligor Inc., 5.88%, 08/15/27	1.8%
Carnival Corp., 5.75%, 03/01/27	1.6
CCO Holdings LLC/CCO Holdings Capital Corp., 5.13%, 05/01/27	1.6
TransDigm Inc., 5.50%, 11/15/27	1.2
Centene Corp., 4.25%, 12/15/27	1.2

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

F U N D S U M M A R Y	9

Fund Summary as of April 30, 2022	iShares® iBonds® 2028 Term High Yield and Income ETF

Investment Objective

The iShares iBonds 2028 Term High Yield and Income ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, high yield and other income generating corporate bonds maturing in 2028, as represented by the Bloomberg 2028 Term High Yield and Income Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

Cumulative Total Returns

Since Inception

Fund NAV	(3.19)%
Fund Market	(3.44)
Index	(3.35)

The inception date of the Fund was 3/8/22. The first day of secondary market trading was 3/10/22.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (03/08/22)	Ending Account Value (04/30/22)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/21)	Ending Account Value (04/30/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 968.10	$ 0.50		$ 1,000.00	$ 1,023.10	$ 1.76		0.35%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 53/365 for actual expenses and 181/365 for hypothetical expenses (to reflect the six month period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Ratings*	Percent of Net Assets

Baa	1.7%
Ba	38.8
B	46.0
Caa	10.3
Not Rated	1.2
Short-Term and Other Assets	2.0

FIVE LARGEST HOLDINGS

Security(a)	Percent of Net Assets(a)

Sprint Capital Corp., 6.88%, 11/15/28	1.3%
Tenet Healthcare Corp., 6.13%, 10/01/28	1.1
CCO Holdings LLC/CCO Holdings Capital Corp., 5.00%, 02/01/28	1.1
DISH DBS Corp., 5.75%, 12/01/28	1.1
Carnival Corp., 4.00%, 08/01/28	1.0

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

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Fund Summary as of April 30, 2022	iShares® iBonds® 2029 Term High Yield and Income ETF

Investment Objective

The iShares iBonds 2029 Term High Yield and Income ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, high yield and other income generating corporate bonds maturing in 2029, as represented by the Bloomberg 2029 Term High Yield and Income Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

Cumulative Total Returns

Since Inception

Fund NAV	(4.24)%
Fund Market	(4.64)
Index	(4.41)

The inception date of the Fund was 3/8/22. The first day of secondary market trading was 3/10/22.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (03/08/22)	Ending Account Value (04/30/22)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/21)	Ending Account Value (04/30/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 957.60	$ 0.50		$ 1,000.00	$ 1,023.10	$ 1.76		0.35%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 53/365 for actual expenses and 181/365 for hypothetical expenses (to reflect the six month period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Ratings*	Percent of Net Assets

Baa	1.3%
Ba	37.5
B	43.4
Caa	14.1
Not Rated	1.3
Short-Term and Other Assets	2.4

FIVE LARGEST HOLDINGS

Security(a)	Percent of Net Assets(a)

Mozart Debt Merger Sub Inc., 3.88%, 04/01/29	1.5%
Centene Corp., 4.63%, 12/15/29	1.4
American Airlines Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/29	1.3
Mozart Debt Merger Sub Inc., 5.25%, 10/01/29	0.9
Altice France SA/France, 5.13%, 07/15/29	0.9

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

F U N D S U M M A R Y	11

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2) ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.

The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in a Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

12	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) April 30, 2022	iShares® iBonds® 2022 Term High Yield and Income ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Aerospace & Defense — 0.1%
Boeing Co. (The), 2.70%, 05/01/22(a)	$85	$85,000

Agriculture — 1.7%
Altria Group Inc., 2.85%, 08/09/22	855	857,325
BAT Capital Corp., 2.76%, 08/15/22 (Call 07/15/22)	310	310,422
Bunge Ltd. Finance Corp., 3.00%, 09/25/22 (Call 08/25/22)	310	311,082

		1,478,829

Airlines — 1.5%
American Airlines Group Inc., 5.00%, 06/01/22(b)	1,028	1,028,812
Southwest Airlines Co., 2.75%, 11/16/22 (Call 10/16/22)	250	250,360

		1,279,172

Apparel — 0.3%
Tapestry Inc., 3.00%, 07/15/22 (Call 06/15/22)	255	255,194

Auto Manufacturers — 4.0%
Ford Motor Credit Co. LLC
2.98%, 08/03/22 (Call 07/03/22)	505	504,626
3.35%, 11/01/22	485	485,073
3.55%, 10/07/22	391	391,063
4.25%, 09/20/22	475	476,805
General Motors Financial Co. Inc.
3.15%, 06/30/22 (Call 05/30/22)	425	425,620
3.55%, 07/08/22	1,130	1,134,249

		3,417,436

Banks — 9.0%
Citigroup Inc., 4.05%, 07/30/22	825	829,620
Cooperatieve Rabobank U.A., 3.95%, 11/09/22(a)	675	681,129
Credit Suisse Group Funding Guernsey Ltd., 3.80%, 09/15/22	1,480	1,488,628
Deutsche Bank AG/New York NY, 3.30%, 11/16/22(a)	1,025	1,028,116
Fifth Third Bancorp., 2.60%, 06/15/22 (Call 05/15/22)	125	125,048
Morgan Stanley, 4.88%, 11/01/22(a)	1,550	1,570,584
Natwest Group PLC, 6.13%, 12/15/22	1,170	1,189,937
Synchrony Bank, 3.00%, 06/15/22 (Call 05/15/22)	365	365,110
Synovus Financial Corp., 3.13%, 11/01/22 (Call 10/01/22)	475	476,648

		7,754,820

Beverages — 0.0%
Molson Coors Beverage Co., 3.50%, 05/01/22(a)	45	45,000

Biotechnology — 1.8%
Biogen Inc., 3.63%, 09/15/22	760	764,112
Gilead Sciences Inc., 3.25%, 09/01/22 (Call 07/01/22)	775	777,185

		1,541,297

Chemicals — 3.1%
Cabot Corp., 3.70%, 07/15/22	225	225,794
Celanese U.S. Holdings LLC, 4.63%, 11/15/22	635	641,128
Eastman Chemical Co., 3.60%, 08/15/22 (Call 05/15/22)	500	500,770
Mosaic Co. (The), 3.25%, 11/15/22 (Call 10/15/22)(a)	750	753,953
Nutrien Ltd., 3.15%, 10/01/22 (Call 07/01/22)	385	386,020
RPM International Inc., 3.45%, 11/15/22 (Call 08/15/22)	200	200,748

		2,708,413

Commercial Services — 2.4%
Block Financial LLC, 5.50%, 11/01/22 (Call 05/01/22)	205	205,000
Equifax Inc., 3.30%, 12/15/22 (Call 09/15/22)	425	426,551
North Queensland Export Terminal Pty Ltd., 4.45%, 12/15/22(b)	1,100	1,067,275
PayPal Holdings Inc., 2.20%, 09/26/22	60	60,113
Verisk Analytics Inc., 4.13%, 09/12/22	300	301,926

		2,060,865

Security	Par (000)	Value

Computers — 1.7%
Hewlett Packard Enterprise Co., 4.40%, 10/15/22 (Call 08/15/22)	$1,135	$1,142,094
HP Inc., 4.05%, 09/15/22	335	337,412

		1,479,506

Diversified Financial Services — 4.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.63%, 07/01/22(a)	415	416,461
Air Lease Corp., 2.63%, 07/01/22 (Call 06/01/22)	750	750,615
Ally Financial Inc., 4.63%, 05/19/22	325	325,270
Discover Financial Services, 3.85%, 11/21/22	650	656,604
Intercontinental Exchange Inc., 2.35%, 09/15/22 (Call 08/15/22)(a)	135	135,175
International Lease Finance Corp., 5.88%, 08/15/22	700	704,641
Morgan Stanley Domestic Holdings Inc., 2.95%, 08/24/22 (Call 07/24/22)	555	555,954
Synchrony Financial, 2.85%, 07/25/22 (Call 06/25/22)	665	664,834

		4,209,554

Electric — 10.0%
AEP Texas Inc., 2.40%, 10/01/22 (Call 09/01/22)	310	310,047
American Electric Power Co. Inc., Series F, 2.95%, 12/15/22 (Call 09/15/22)	250	250,270
Dominion Energy Inc., Series B, 2.75%, 09/15/22 (Call 06/15/22)	260	260,075
DTE Energy Co.
2.25%, 11/01/22	350	349,769
Series H, 0.55%, 11/01/22	560	555,212
Duke Energy Corp.
2.40%, 08/15/22 (Call 07/15/22)	425	425,370
3.05%, 08/15/22 (Call 05/15/22)	385	385,100
Edison International
2.40%, 09/15/22 (Call 08/15/22)	305	303,795
3.13%, 11/15/22 (Call 10/15/22)	325	325,413
Entergy Corp., 4.00%, 07/15/22 (Call 05/15/22)	560	560,851
Exelon Corp., 3.50%, 06/01/22 (Call 05/01/22)(a)	301	301,000
FirstEnergy Corp., Series A, 3.35%, 07/15/22 (Call 05/15/22)	1,281	1,277,644
ITC Holdings Corp., 2.70%, 11/15/22 (Call 10/15/22)	560	559,367
Pacific Gas and Electric Co., 1.75%, 06/16/22 (Call 05/10/22)(a)	1,060	1,059,237
Public Service Enterprise Group Inc., 2.65%, 11/15/22 (Call 10/15/22)	600	600,708
TransAlta Corp., 4.50%, 11/15/22 (Call 08/15/22)	1,150	1,151,207

		8,675,065

Electronics — 0.6%
Avnet Inc., 4.88%, 12/01/22	300	303,357
Jabil Inc., 4.70%, 09/15/22(a)	220	221,637

		524,994

Environmental Control — 0.3%
Waste Management Inc., 2.90%, 09/15/22 (Call 06/15/22)	260	260,398

Food — 3.4%
General Mills Inc., 2.60%, 10/12/22 (Call 09/12/22)	410	411,074
Kraft Heinz Foods Co., 3.50%, 06/06/22(a)	1,000	1,001,000
Kroger Co. (The), 2.80%, 08/01/22 (Call 07/01/22)	565	566,068
McCormick & Co. Inc./MD, 2.70%, 08/15/22 (Call 07/15/22)	625	626,325
Sysco Corp., 2.60%, 06/12/22	335	335,409

		2,939,876

Health Care - Products — 0.7%
DH Europe Finance II Sarl, 2.05%, 11/15/22(a)	565	564,729

Health Care - Services — 3.8%
Aetna Inc., 2.75%, 11/15/22 (Call 08/15/22)	760	761,132

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® iBonds® 2022 Term High Yield and Income ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
Anthem Inc.
2.95%, 12/01/22 (Call 11/01/22)	$960	$963,159
3.13%, 05/15/22	60	60,034
CommonSpirit Health, 2.95%, 11/01/22	375	376,391
Dignity Health, 3.13%, 11/01/22	250	250,980
Humana Inc.
2.90%, 12/15/22 (Call 11/15/22)	185	185,629
3.15%, 12/01/22 (Call 09/01/22)	685	688,089

		3,285,414

Home Builders — 3.0%
DR Horton Inc., 4.38%, 09/15/22 (Call 06/15/22)(a)	300	301,056
KB Home, 7.50%, 09/15/22	1,195	1,213,343
Lennar Corp., 4.75%, 11/15/22 (Call 08/15/22)	495	498,559
NVR Inc., 3.95%, 09/15/22 (Call 06/15/22)	580	581,781

		2,594,739

Home Furnishings — 0.5%
Leggett & Platt Inc., 3.40%, 08/15/22 (Call 05/15/22)	250	249,745
Whirlpool Corp., 4.70%, 06/01/22	150	150,378

		400,123

Household Products & Wares — 1.2%
Church & Dwight Co. Inc.
2.45%, 08/01/22 (Call 07/01/22)	210	210,510
2.88%, 10/01/22	375	376,436
Clorox Co. (The), 3.05%, 09/15/22 (Call 06/15/22)	480	481,037

		1,067,983

Insurance — 1.7%
Alleghany Corp., 4.95%, 06/27/22	355	356,807
Aon Corp., 2.20%, 11/15/22	590	589,203
Fidelity National Financial Inc., 5.50%, 09/01/22(a)	340	343,618
Globe Life Inc., 3.80%, 09/15/22(a)	80	80,665
Markel Corp., 4.90%, 07/01/22	100	100,498

		1,470,791

Internet — 1.2%
NortonLifeLock Inc., 3.95%, 06/15/22 (Call 05/31/22)	1,020	1,018,144

Iron & Steel — 0.5%
Nucor Corp., 4.13%, 09/15/22 (Call 06/15/22)	464	465,271

Leisure Time — 1.4%
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22	1,245	1,248,424

Manufacturing — 2.8%
Carlisle Companies Inc., 3.75%, 11/15/22 (Call 08/15/22)	225	226,127
Eaton Corp., 2.75%, 11/02/22	1,135	1,137,860
General Electric Co.
2.70%, 10/09/22	290	290,737
3.15%, 09/07/22(a)	550	551,265
Parker-Hannifin Corp., 3.50%, 09/15/22	255	256,568

		2,462,557

Media — 5.5%
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.46%, 07/23/22 (Call 05/23/22)	2,010	2,014,402
CSC Holdings LLC, 5.88%, 09/15/22	1,305	1,309,463
DISH DBS Corp., 5.88%, 07/15/22	1,416	1,420,064

		4,743,929

Mining — 0.8%
Mountain Province Diamonds Inc., 8.00%, 12/15/22 (Call 05/10/22)(a)(b)	360	352,893

Security	Par (000)	Value

Mining (continued)
Southern Copper Corp., 3.50%, 11/08/22	$340	$340,823

		693,716

Oil & Gas — 0.1%
Range Resources Corp., 5.00%, 08/15/22 (Call 05/15/22)	102	102,094

Packaging & Containers — 1.9%
Graphic Packaging International LLC, 4.88%, 11/15/22 (Call 08/15/22)	1,010	1,013,414
Sealed Air Corp., 4.88%, 12/01/22 (Call 09/01/22)(b)	584	587,486

		1,600,900

Pharmaceuticals — 6.2%
AbbVie Inc.
2.30%, 11/21/22	740	740,067
2.90%, 11/06/22	725	727,356
3.20%, 11/06/22 (Call 09/06/22)(a)	450	452,057
3.25%, 10/01/22 (Call 07/01/22)	315	315,765
AstraZeneca PLC, 2.38%, 06/12/22 (Call 05/12/22)	85	85,080
Cigna Corp., 3.05%, 11/30/22 (Call 10/31/22)	455	457,184
CVS Health Corp.
2.75%, 12/01/22 (Call 09/01/22)	985	987,807
3.50%, 07/20/22 (Call 05/20/22)	740	740,770
4.75%, 12/01/22 (Call 09/01/22)	230	232,047
McKesson Corp., 2.70%, 12/15/22 (Call 09/15/22)(a)	160	160,310
Viatris Inc., 1.13%, 06/22/22	475	473,879

		5,372,322

Pipelines — 5.8%
Enbridge Inc., 2.90%, 07/15/22 (Call 06/15/22)	555	555,344
Energy Transfer LP/Regency Energy Finance Corp., 5.00%, 10/01/22 (Call 07/01/22)	705	708,793
Kinder Morgan Energy Partners LP, 3.95%, 09/01/22 (Call 06/01/22)	690	691,007
MPLX LP, 3.50%, 12/01/22 (Call 11/01/22)	565	567,582
ONEOK Partners LP, 3.38%, 10/01/22 (Call 07/01/22)	840	841,840
Ruby Pipeline LLC, 8.00%, 04/01/22(a)(b)(c)	259	230,174
TransCanada PipeLines Ltd., 2.50%, 08/01/22	880	881,083
Williams Companies Inc. (The), 3.35%, 08/15/22 (Call 05/15/22)	545	545,125

		5,020,948

Real Estate Investment Trusts — 2.8%
Office Properties Income Trust, 4.00%, 07/15/22 (Call 06/15/22)	185	185,144
Service Properties Trust, 5.00%, 08/15/22 (Call 05/31/22)	1,406	1,402,822
SL Green Operating Partnership LP, 3.25%, 10/15/22 (Call 09/15/22)	525	525,305
SL Green Realty Corp., 4.50%, 12/01/22 (Call 09/01/22)	304	306,189

		2,419,460

Retail — 1.3%
O’Reilly Automotive Inc., 3.80%, 09/01/22 (Call 06/01/22)	250	250,240
Starbucks Corp., 2.70%, 06/15/22 (Call 05/31/22)	395	395,407
Walgreen Co., 3.10%, 09/15/22	475	477,061

		1,122,708

Savings & Loans — 0.5%
People’s United Financial Inc., 3.65%, 12/06/22 (Call 09/06/22)(a)	410	411,488

Semiconductors — 0.4%
Advanced Micro Devices Inc., 7.50%, 08/15/22	318	321,927

Software — 3.1%
Autodesk Inc., 3.60%, 12/15/22 (Call 09/15/22)	480	482,362
Fiserv Inc., 3.50%, 10/01/22 (Call 07/01/22)(a)	335	335,968

14	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® iBonds® 2022 Term High Yield and Income ETF (Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

Software (continued)
Oracle Corp.
2.50%, 05/15/22	$100	$100,032
2.50%, 10/15/22(a)	1,325	1,326,139
Roper Technologies Inc.
0.45%, 08/15/22	90	89,561
3.13%, 11/15/22 (Call 08/15/22)	340	341,071

		2,675,133

Telecommunications — 3.8%
AT&T Inc., 2.63%, 12/01/22 (Call 09/01/22)(a)	800	803,512
Sprint Communications Inc., 6.00%, 11/15/22(a)	1,502	1,523,058
Telefonaktiebolaget LM Ericsson, 4.13%, 05/15/22(a)	606	606,006
Vodafone Group PLC, 2.50%, 09/26/22	315	315,258

		3,247,834

Transportation — 0.8%
JB Hunt Transport Services Inc., 3.30%, 08/15/22 (Call 06/15/22)	335	335,664
Ryder System Inc., 2.50%, 09/01/22 (Call 08/01/22)(a)	330	330,003

		665,667

Total Corporate Bonds & Notes — 94.6% (Cost: $82,004,726)		81,691,720

Short-Term Investments

Money Market Funds — 12.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.38%(d)(e)(f)	6,759	6,758,956

Security	Shares (000)	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.34%(d)(e)	3,960	$3,960,000

		10,718,956

Total Short-Term Investments — 12.4% (Cost: $10,717,674)		10,718,956

Total Investments in Securities — 107.0% (Cost: $92,722,400)		92,410,676

Other Assets, Less Liabilities — (7.0)%		(6,032,615)

Net Assets — 100.0%		$86,378,061

(a)	All or a portion of this security is on loan.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Issuer filed for bankruptcy and/or is in default.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/22	Shares Held at 04/30/22 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$6,234,299	$527,207	(a)	$—	$(3,488)	$938	$6,758,956	6,759	$11,864	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	3,280,000	680,000	(a)	—	—	—	3,960,000	3,960	1,461		—

					$(3,488)	$938	$10,718,956		$13,325		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® iBonds® 2022 Term High Yield and Income ETF

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Corporate Bonds & Notes	$—	$81,691,720	$—	$81,691,720

Money Market Funds	10,718,956	—	—	10,718,956

	$10,718,956	$81,691,720	$—	$92,410,676

See notes to financial statements.

16	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) April 30, 2022	iShares® iBonds® 2023 Term High Yield and Income ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Aerospace & Defense — 2.0%
Boeing Co. (The)
1.17%, 02/04/23 (Call 05/31/22)	$300	$296,019
1.88%, 06/15/23 (Call 04/15/23)	175	172,431
4.51%, 05/01/23 (Call 04/01/23)	675	682,992
L3Harris Technologies Inc., 3.85%, 06/15/23 (Call 05/15/23)	100	100,871
Northrop Grumman Corp., 3.25%, 08/01/23	260	261,022
Raytheon Technologies Corp., 3.70%, 12/15/23 (Call 09/15/23)	90	90,821
Spirit AeroSystems Inc., 3.95%, 06/15/23 (Call 05/15/23)(a)	696	682,010

		2,286,166

Agriculture — 0.1%
Reynolds American Inc., 4.85%, 09/15/23(a)	170	173,380

Airlines — 1.1%
American Airlines Pass Through Trust, Series 2013-2, Class A, 4.95%, 07/15/24	220	218,862
Delta Air Lines Inc., 3.80%, 04/19/23 (Call 03/19/23)(a)	939	937,150
Southwest Airlines Co., 4.75%, 05/04/23(a)	175	177,800

		1,333,812

Auto Manufacturers — 4.9%
Ford Motor Credit Co. LLC
3.09%, 01/09/23	600	596,628
3.10%, 05/04/23	565	558,751
3.37%, 11/17/23	875	860,860
4.14%, 02/15/23 (Call 01/15/23)	325	325,010
4.38%, 08/06/23	683	683,649
General Motors Co.
4.88%, 10/02/23	500	510,415
5.40%, 10/02/23	195	200,440
General Motors Financial Co. Inc.
1.70%, 08/18/23	400	392,132
3.70%, 05/09/23 (Call 03/09/23)	170	170,988
4.15%, 06/19/23 (Call 05/19/23)	150	151,585
Jaguar Land Rover Automotive PLC, 5.63%, 02/01/23 (Call 05/31/22)(a)(b)	930	923,881
Stellantis NV, 5.25%, 04/15/23	275	279,683

		5,654,022

Banks — 4.5%
Citigroup Inc., 3.50%, 05/15/23	250	251,598
Commerzbank AG, 8.13%, 09/19/23(a)(b)	2,200	2,301,288
Cooperatieve Rabobank U.A., 4.63%, 12/01/23(a)	100	101,770
Credit Suisse Group AG, 3.80%, 06/09/23	405	406,470
Deutsche Bank AG/New York NY, 3.95%, 02/27/23(a)	200	201,022
Discover Bank, 4.20%, 08/08/23	505	509,914
First Horizon Corp., 3.55%, 05/26/23 (Call 04/26/23)	25	25,056
Morgan Stanley, 4.10%, 05/22/23	395	399,104
Natwest Group PLC
3.88%, 09/12/23	756	758,177
6.10%, 06/10/23(a)	100	102,379
Santander Holdings USA Inc., 3.40%, 01/18/23 (Call 12/18/22)	200	200,820

		5,257,598

Beverages — 0.6%
Constellation Brands Inc.
3.20%, 02/15/23 (Call 01/15/23)	150	150,713
4.25%, 05/01/23	205	207,759
Keurig Dr Pepper Inc., 3.13%, 12/15/23 (Call 10/15/23)	300	300,555

		659,027

Security	Par (000)	Value

Biotechnology — 0.9%
Amgen Inc., 2.25%, 08/19/23 (Call 06/19/23)	$165	$163,924
Gilead Sciences Inc.
0.75%, 09/29/23 (Call 05/10/22)	382	369,516
2.50%, 09/01/23 (Call 07/01/23)	180	179,111
Royalty Pharma PLC, 0.75%, 09/02/23	300	290,262

		1,002,813

Building Materials — 0.3%
Fortune Brands Home & Security Inc., 4.00%, 09/21/23 (Call 08/21/23)(a)	163	164,834
Lennox International Inc., 3.00%, 11/15/23 (Call 09/15/23)	100	99,537
Mohawk Industries Inc., 3.85%, 02/01/23 (Call 11/01/22)	100	100,671

		365,042

Chemicals — 0.8%
DuPont de Nemours Inc., 4.21%, 11/15/23 (Call 10/15/23)	670	679,212
Mosaic Co. (The), 4.25%, 11/15/23 (Call 08/15/23)	235	237,771

		916,983

Commercial Services — 2.1%
ADT Security Corp. (The), 4.13%, 06/15/23	1,345	1,336,284
Ahern Rentals Inc., 7.38%, 05/15/23 (Call 05/31/22)(a)(b)	890	836,600
Global Payments Inc.
3.75%, 06/01/23 (Call 03/01/23)	25	25,118
4.00%, 06/01/23 (Call 05/01/23)	140	141,354
RELX Capital Inc., 3.50%, 03/16/23 (Call 02/16/23)	125	125,579

		2,464,935

Computers — 1.6%
Dell International LLC/EMC Corp., 5.45%, 06/15/23 (Call 04/15/23)	127	129,771
Hewlett Packard Enterprise Co.
2.25%, 04/01/23 (Call 03/01/23)(a)	250	248,748
4.45%, 10/02/23 (Call 09/02/23)	350	355,275
Seagate HDD Cayman, 4.75%, 06/01/23	1,075	1,081,256

		1,815,050

Cosmetics & Personal Care — 0.6%
Avon Products Inc., 6.50%, 03/15/23	730	754,265

Distribution & Wholesale — 0.9%
Avient Corp., 5.25%, 03/15/23	1,035	1,042,245

Diversified Financial Services — 7.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.15%, 10/29/23(a)	500	477,510
4.13%, 07/03/23 (Call 06/03/23)	150	149,781
4.50%, 09/15/23 (Call 08/15/23)	390	390,725
Air Lease Corp.
3.00%, 09/15/23 (Call 07/15/23)	350	346,147
3.88%, 07/03/23 (Call 06/03/23)	130	130,421
Aircastle Ltd.
4.40%, 09/25/23 (Call 08/25/23)	150	150,527
5.00%, 04/01/23	60	60,530
Ally Financial Inc.
1.45%, 10/02/23 (Call 09/02/23)	325	315,894
3.05%, 06/05/23 (Call 05/05/23)	200	199,610
BGC Partners Inc., 5.38%, 07/24/23	100	101,489
Capital One Bank USA N.A., 3.38%, 02/15/23	250	251,655
Capital One Financial Corp.
2.60%, 05/11/23 (Call 04/11/23)	200	199,446
3.20%, 01/30/23 (Call 12/30/22)	100	100,657
3.50%, 06/15/23	250	251,240
Jefferies Financial Group Inc., 5.50%, 10/18/23 (Call 01/18/23)	110	111,923

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® iBonds® 2023 Term High Yield and Income ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Navient Corp.
5.50%, 01/25/23(a)	$1,564	$1,571,820
7.25%, 09/25/23(a)	934	959,918
OneMain Finance Corp.
5.63%, 03/15/23(a)	1,405	1,418,699
8.25%, 10/01/23	900	937,377
TMX Finance LLC/TitleMax Finance Corp., 11.13%, 04/01/23 (Call 05/31/22)(b)	565	557,632

		8,683,001

Electric — 3.4%
American Electric Power Co. Inc., Series M, 0.75%, 11/01/23 (Call 05/31/22)	175	168,679
Black Hills Corp., 4.25%, 11/30/23 (Call 08/30/23)	140	141,505
Consolidated Edison Inc., Series A, 0.65%, 12/01/23 (Call 05/31/22)	200	192,322
Duke Energy Corp., 3.95%, 10/15/23 (Call 07/15/23)	100	100,779
Eversource Energy, Series N, 3.80%, 12/01/23 (Call 11/01/23)(a)	100	100,958
Georgia Power Co., Series A, 2.10%, 07/30/23	200	198,224
InterGen NV, 7.00%, 06/30/23 (Call 05/30/22)(b)	940	920,035
NextEra Energy Capital Holdings Inc., 0.65%, 03/01/23	380	374,049
Pacific Gas and Electric Co.
1.37%, 03/10/23 (Call 05/10/22)	350	344,918
1.70%, 11/15/23 (Call 11/15/22)(a)	375	364,549
3.85%, 11/15/23 (Call 08/15/23)	120	119,678
4.25%, 08/01/23 (Call 07/01/23)	135	135,382
Public Service Enterprise Group Inc., 0.84%, 11/08/23 (Call 05/31/22)	215	206,935
Southern Co. (The), 2.95%, 07/01/23 (Call 05/01/23)	300	300,006
WEC Energy Group Inc., 0.55%, 09/15/23	180	174,037
Xcel Energy Inc., 0.50%, 10/15/23 (Call 09/15/23)(a)	140	134,827

		3,976,883

Electrical Components & Equipment — 0.5%
EnerSys, 5.00%, 04/30/23 (Call 01/30/23)(b)	555	555,821

Electronics — 1.3%
Agilent Technologies Inc., 3.88%, 07/15/23 (Call 05/04/22)	125	126,833
Sensata Technologies BV, 4.88%, 10/15/23(b)	1,365	1,369,313

		1,496,146

Energy - Alternate Sources — 0.8%
TerraForm Power Operating LLC, 4.25%, 01/31/23 (Call 10/31/22)(a)(b)	870	871,714

Food — 2.9%
Albertsons Companies Inc./Safeway Inc./New
Albertsons LP/Albertsons LLC, 3.50%, 02/15/23 (Call 12/15/22)(a)(b)	1,325	1,323,132
Campbell Soup Co., 3.65%, 03/15/23 (Call 02/15/23)	100	100,627
Conagra Brands Inc., 0.50%, 08/11/23 (Call 08/11/22)	150	145,018
Fresh Market Inc. (The), 9.75%, 05/01/23 (Call 05/31/22)(b)	1,110	1,082,616
General Mills Inc., 3.70%, 10/17/23 (Call 09/17/23)	232	234,174
Kellogg Co., 2.65%, 12/01/23	175	173,896
Kroger Co. (The), 3.85%, 08/01/23 (Call 05/01/23)	145	146,267
Tyson Foods Inc., 3.90%, 09/28/23 (Call 08/28/23)	120	121,037

		3,326,767

Gas — 0.9%
Eastern Energy Gas Holdings LLC, 3.55%, 11/01/23 (Call 08/01/23)	100	100,380
ONE Gas Inc., 0.85%, 03/11/23 (Call 05/31/22)	75	73,935
Rockpoint Gas Storage Canada Ltd., 7.00%, 03/31/23 (Call 05/30/22)(b)	735	727,826

Security	Par (000)	Value

Gas (continued)
Southern Co. Gas Capital Corp., 2.45%, 10/01/23 (Call 08/01/23)	$110	$108,939

		1,011,080

Health Care - Products — 0.7%
Baxter International Inc., 0.87%, 12/01/23(a)(b)	200	192,404
PerkinElmer Inc., 0.55%, 09/15/23 (Call 09/15/22)	135	130,472
Stryker Corp., 0.60%, 12/01/23 (Call 05/10/22)	160	154,219
Thermo Fisher Scientific Inc., 0.80%, 10/18/23 (Call 10/18/22)	385	373,308

		850,403

Health Care - Services — 4.6%
Aetna Inc., 2.80%, 06/15/23 (Call 04/15/23)	260	259,467
Anthem Inc., 3.30%, 01/15/23(a)	125	125,665
HCA Inc., 5.88%, 05/01/23	2,029	2,094,314
Humana Inc., 0.65%, 08/03/23 (Call 05/09/22)	350	339,916
Laboratory Corp. of America Holdings, 4.00%, 11/01/23 (Call 08/01/23)	90	90,787
Tenet Healthcare Corp., 6.75%, 06/15/23	2,309	2,376,354

		5,286,503

Holding Companies - Diversified — 1.1%
Ares Capital Corp., 3.50%, 02/10/23 (Call 01/10/23)(a)	125	125,093
Blackstone Secured Lending Fund, 3.65%, 07/14/23	100	100,342
FS Energy & Power Fund, 7.50%, 08/15/23 (Call 05/15/23)(b)	1,070	1,087,377

		1,312,812

Home Builders — 1.9%
DR Horton Inc.
4.75%, 02/15/23 (Call 11/15/22)	15	15,177
5.75%, 08/15/23 (Call 05/15/23)	100	102,905
KB Home, 7.63%, 05/15/23 (Call 11/15/22)	700	717,206
Lennar Corp., 4.88%, 12/15/23 (Call 09/15/23)	125	127,213
Taylor Morrison Communities Inc./Taylor Morrison Holdings II Inc., 5.88%, 04/15/23 (Call 01/15/23)(b)	645	651,908
Toll Brothers Finance Corp., 4.38%, 04/15/23 (Call 01/15/23)(a)	640	644,838

		2,259,247

Housewares — 1.7%
Newell Brands Inc., 4.10%, 04/01/23 (Call 02/01/23)(a)	2,000	1,999,540

Insurance — 0.6%
Aon PLC, 4.00%, 11/27/23 (Call 08/27/23)	90	90,843
Aspen Insurance Holdings Ltd., 4.65%, 11/15/23	70	70,526
Assurant Inc., 4.20%, 09/27/23 (Call 08/27/23)	65	65,796
Jackson Financial Inc., 1.13%, 11/22/23(b)	200	193,050
Lincoln National Corp., 4.00%, 09/01/23	100	100,942
Reinsurance Group of America Inc., 4.70%, 09/15/23	150	152,561

		673,718

Internet — 0.1%
Expedia Group Inc., 3.60%, 12/15/23 (Call 11/15/23)	175	175,023

Iron & Steel — 0.5%
Commercial Metals Co., 4.88%, 05/15/23 (Call 02/15/23)(a)	579	583,012

Leisure Time — 2.2%
Royal Caribbean Cruises Ltd.
9.13%, 06/15/23 (Call 03/15/23)(b)	1,300	1,343,030
10.88%, 06/01/23 (Call 03/01/23)(b)	1,100	1,151,304

		2,494,334

Lodging — 3.5%
Hyatt Hotels Corp.
1.30%, 10/01/23 (Call 10/01/22)	300	291,732

18	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® iBonds® 2023 Term High Yield and Income ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Lodging (continued)
3.38%, 07/15/23 (Call 04/15/23)	$100	$99,384
Marriott International Inc./MD, Series Z, 4.15%, 12/01/23 (Call 11/01/23)	85	85,973
MGM Resorts International, 6.00%, 03/15/23	1,940	1,964,463
Travel + Leisure Co., 3.90%, 03/01/23 (Call 12/01/22)	650	649,448
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 4.25%, 05/30/23 (Call 02/28/23)(b)	1,010	990,457

		4,081,457

Machinery — 0.9%
Cleaver-Brooks Inc., 7.88%, 03/01/23 (Call 05/31/22)(a)(b)	700	666,659
CNH Industrial Capital LLC, 1.95%, 07/02/23	140	137,999
CNH Industrial NV, 4.50%, 08/15/23	250	253,535

		1,058,193

Manufacturing — 0.2%
Carlisle Companies Inc., 0.55%, 09/01/23 (Call 09/01/22)	90	86,969
Trane Technologies Global Holding Co. Ltd., 4.25%, 06/15/23	100	101,181

		188,150

Media — 3.0%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.00%, 03/01/23 (Call 05/16/22)(a)(b)	850	849,065
Discovery Communications LLC, 2.95%, 03/20/23 (Call 02/20/23)	125	124,960
DISH DBS Corp., 5.00%, 03/15/23	2,098	2,090,762
Thomson Reuters Corp., 4.30%, 11/23/23 (Call 08/23/23)	180	182,623
Time Warner Entertainment Co. LP, 8.38%, 03/15/23	225	235,354

		3,482,764

Metal Fabricate & Hardware — 0.1%
Crane Co., 4.45%, 12/15/23 (Call 09/15/23)	165	167,353

Mining — 1.2%
Freeport-McMoRan Inc., 3.88%, 03/15/23 (Call 12/15/22)	1,429	1,435,445

Office & Business Equipment — 1.6%
Xerox Corp., 4.63%, 03/15/23 (Call 02/15/23)(a)	1,815	1,815,000

Oil & Gas — 3.5%
Canadian Natural Resources Ltd., 2.95%, 01/15/23 (Call 12/15/22)	50	50,092
Continental Resources Inc./OK, 4.50%, 04/15/23 (Call 01/15/23)	410	414,678
Devon Energy Corp., 8.25%, 08/01/23 (Call 06/01/23)	35	36,726
Occidental Petroleum Corp., 2.70%, 02/15/23 (Call 11/15/22)	225	223,589
Pioneer Natural Resources Co., 0.55%, 05/15/23	150	146,343
Range Resources Corp., 5.00%, 03/15/23 (Call 12/15/22)	1,045	1,047,382
Transocean Sentry Ltd., 5.38%, 05/15/23 (Call 05/30/22)(b)	537	522,889
Vantage Drilling International, 9.25%, 11/15/23 (Call 05/31/22)(a)(b)	620	588,337
W&T Offshore Inc., 9.75%, 11/01/23 (Call 05/31/22)(b)	1,035	1,028,811

		4,058,847

Oil & Gas Services — 0.3%
Halliburton Co., 3.50%, 08/01/23 (Call 05/01/23)	205	205,879
HF SINCLAIR Corp., 2.63%, 10/01/23(b)	100	98,113

		303,992

Packaging & Containers — 2.7%
Ball Corp., 4.00%, 11/15/23(a)	1,915	1,918,409
Owens-Brockway Glass Container Inc., 5.88%, 08/15/23(a)(b)	1,159	1,175,782

		3,094,191

Pharmaceuticals — 2.2%
AbbVie Inc.
2.85%, 05/14/23 (Call 03/14/23)(a)	100	100,169
3.75%, 11/14/23 (Call 10/14/23)	320	323,546

Security	Par (000)	Value

Pharmaceuticals (continued)
AmerisourceBergen Corp., 0.74%, 03/15/23 (Call 05/31/22)	$50	$49,255
Cardinal Health Inc., 3.20%, 03/15/23(a)	100	100,350
Cigna Corp.
3.00%, 07/15/23 (Call 05/16/23)	200	200,046
3.75%, 07/15/23 (Call 06/15/23)	330	332,858
CVS Health Corp., 4.00%, 12/05/23 (Call 09/05/23)	360	364,849
Mylan Inc., 4.20%, 11/29/23 (Call 08/29/23)	130	131,073
Shire Acquisitions Investments Ireland DAC, 2.88%, 09/23/23 (Call 07/23/23)	287	286,262
Takeda Pharmaceutical Co. Ltd., 4.40%, 11/26/23 (Call 10/26/23)	500	507,590
Zoetis Inc., 3.25%, 02/01/23 (Call 11/01/22)	190	190,756

		2,586,754

Pipelines — 7.4%
Buckeye Partners LP, 4.15%, 07/01/23 (Call 04/01/23)	1,185	1,178,400
DCP Midstream Operating LP, 3.88%, 03/15/23 (Call 12/15/22)	770	768,113
Enbridge Inc.
0.55%, 10/04/23	145	139,722
4.00%, 10/01/23 (Call 07/01/23)	220	222,136
Energy Transfer LP
4.25%, 03/15/23 (Call 12/15/22)	250	252,045
Series 5Y, 4.20%, 09/15/23 (Call 08/15/23)	400	403,472
Energy Transfer LP/Regency Energy Finance Corp., 4.50%, 11/01/23 (Call 08/01/23)	300	302,331
Enterprise Products Operating LLC, 3.35%, 03/15/23 (Call 12/15/22)	175	175,852
EQM Midstream Partners LP, 4.75%, 07/15/23 (Call 06/15/23)	1,255	1,250,394
Kinder Morgan Energy Partners LP, 3.50%, 09/01/23 (Call 06/01/23)(a)	300	300,909
Kinder Morgan Inc., 3.15%, 01/15/23 (Call 12/15/22)	250	250,615
MPLX LP, 4.50%, 07/15/23 (Call 04/15/23)	300	303,330
NGL Energy Partners LP/NGL Energy Finance Corp., 7.50%, 11/01/23 (Call 05/31/22)	934	872,496
ONEOK Inc., 7.50%, 09/01/23 (Call 06/01/23)	130	135,706
ONEOK Partners LP, 5.00%, 09/15/23 (Call 06/15/23)	130	132,174
PBF Logistics LP/PBF Logistics Finance Corp., 6.88%, 05/15/23 (Call 05/31/22)	1,055	1,049,841
Plains All American Pipeline LP/PAA Finance Corp., 3.85%, 10/15/23 (Call 07/15/23)	192	192,472
Sabine Pass Liquefaction LLC, 5.63%, 04/15/23 (Call 01/15/23)	300	304,836
TransCanada PipeLines Ltd., 3.75%, 10/16/23 (Call 07/16/23)	180	181,282
Williams Companies Inc. (The), 4.50%, 11/15/23 (Call 08/15/23)	200	202,654

		8,618,780

Real Estate — 2.1%
Newmark Group Inc., 6.13%, 11/15/23 (Call 10/15/23)	1,425	1,455,695
Realogy Group LLC/Realogy Co-Issuer Corp., 4.88%, 06/01/23 (Call 03/01/23)(a)(b)	970	966,857

		2,422,552

Real Estate Investment Trusts — 2.9%
American Campus Communities Operating Partnership LP, 3.75%, 04/15/23 (Call 01/15/23)	50	50,303
American Tower Corp.
3.00%, 06/15/23	200	199,780
3.50%, 01/31/23	100	100,631
Boston Properties LP, 3.13%, 09/01/23 (Call 06/01/23)	130	130,071
Crown Castle International Corp., 3.15%, 07/15/23 (Call 06/15/23)(a)	250	249,790

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® iBonds® 2023 Term High Yield and Income ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Essex Portfolio LP, 3.25%, 05/01/23 (Call 02/01/23)	$15	$15,018
GEO Group Inc. (The), 5.13%, 04/01/23 (Call 05/31/22)	495	475,215
GLP Capital LP/GLP Financing II Inc., 5.38%, 11/01/23 (Call 08/01/23)	130	131,832
Mid-America Apartments LP, 4.30%, 10/15/23 (Call 07/15/23)	80	80,970
Piedmont Operating Partnership LP, 3.40%, 06/01/23 (Call 03/01/23)	80	79,906
Service Properties Trust, 4.50%, 06/15/23 (Call 12/15/22)(a)	1,050	1,029,136
Starwood Property Trust Inc., 5.50%, 11/01/23 (Call 08/01/23)(a)(b)	860	867,869

		3,410,521

Retail — 3.2%
AutoZone Inc., 3.13%, 07/15/23 (Call 04/15/23)	115	115,253
Brinker International Inc., 3.88%, 05/15/23(a)	725	722,484
Dollar General Corp., 3.25%, 04/15/23 (Call 01/15/23)	25	25,121
Lowe’s Companies Inc., 3.88%, 09/15/23 (Call 06/15/23)	140	141,497
QVC Inc., 4.38%, 03/15/23	1,155	1,155,843
Starbucks Corp., 3.85%, 10/01/23 (Call 07/01/23)	205	207,204
Walgreens Boots Alliance Inc., 0.95%, 11/17/23 (Call 05/31/22)	230	222,872
Yum! Brands Inc., 3.88%, 11/01/23 (Call 08/01/23)	1,080	1,087,668

		3,677,942

Semiconductors — 0.6%
Marvell Technology Inc., 4.20%, 06/22/23 (Call 05/22/23)	100	101,107
Microchip Technology Inc.
2.67%, 09/01/23	265	262,149
4.33%, 06/01/23 (Call 05/01/23)	225	227,533
Skyworks Solutions Inc., 0.90%, 06/01/23 (Call 06/01/22)	50	48,775

		639,564

Shipbuilding — 0.1%
Huntington Ingalls Industries Inc., 0.67%, 08/16/23 (Call 08/16/22)(b)	100	96,707

Software — 1.7%
Fidelity National Information Services Inc., 0.38%, 03/01/23(a)	100	98,018
Fiserv Inc., 3.80%, 10/01/23 (Call 09/01/23)	300	302,643
Oracle Corp.
2.40%, 09/15/23 (Call 07/15/23)	700	693,420
2.63%, 02/15/23 (Call 01/15/23)(a)	100	99,896
3.63%, 07/15/23	345	347,491
Roper Technologies Inc., 3.65%, 09/15/23 (Call 08/15/23)	170	171,035
VMware Inc., 0.60%, 08/15/23	300	290,298

		2,002,801

Telecommunications — 7.5%
British Telecommunications PLC, 4.50%, 12/04/23 (Call 11/04/23)	200	202,810

Security	Par/ Shares (000)	Value

Telecommunications (continued)
DKT Finance ApS, 9.38%, 06/17/23 (Call 05/10/22)(a)(b)	$870	$867,059
Ligado Networks LLC, 15.50%, 11/01/23, (15.50% PIK)(b)(c)	2,717	1,857,818
Lumen Technologies Inc., Series W, 6.75%, 12/01/23(a)	1,550	1,576,133
Quebecor Media Inc., 5.75%, 01/15/23	1,380	1,396,836
Rogers Communications Inc., 4.10%, 10/01/23 (Call 07/01/23)	245	247,457
Sprint Corp., 7.88%, 09/15/23	2,449	2,571,181

		8,719,294

Toys, Games & Hobbies — 0.3%
Mattel Inc., 3.15%, 03/15/23 (Call 12/15/22)	387	386,408

Transportation — 0.5%
Altera Infrastructure LP/Teekay Offshore Finance Corp., 8.50%, 07/15/23 (Call 05/16/22)(b)	625	343,750
Ryder System Inc., 3.88%, 12/01/23 (Call 11/01/23)	200	201,580

		545,330

Total Corporate Bonds & Notes — 96.6% (Cost: $114,938,746)		112,073,387

Short-Term Investments

Money Market Funds — 15.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.38%(d)(e)(f)	15,418	15,417,844
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.34%(d)(e)	2,060	2,060,000

		17,477,844

Total Short-Term Investments — 15.1% (Cost: $17,475,529)		17,477,844

Total Investments in Securities — 111.7% (Cost: $132,414,275)		129,551,231

Other Assets, Less Liabilities — (11.7)%		(13,618,386)

Net Assets — 100.0%		$115,932,845

(a)	All or a portion of this security is on loan.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/22	Shares Held at 04/30/22 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$5,910,354	$9,510,054	(a)	$—		$(4,006)	$1,442	$15,417,844	15,418	$6,645	(b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	5,780,000	—		(3,720,000	)(a)	—	—	2,060,000	2,060	740		—

						$(4,006)	$1,442	$17,477,844		$7,385		$ —

20	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® iBonds® 2023 Term High Yield and Income ETF

Affiliates (continued)

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments Assets
Corporate Bonds & Notes	$—	$112,073,387	$—	$112,073,387
Money Market Funds	17,477,844	—	—	17,477,844

	$17,477,844	$112,073,387	$—	$129,551,231

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) April 30, 2022	iShares® iBonds® 2024 Term High Yield and Income ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Aerospace & Defense — 5.1%
Bombardier Inc., 7.50%, 12/01/24 (Call 05/30/22)(a)	$911	$909,469
Howmet Aerospace Inc., 5.13%, 10/01/24 (Call 07/01/24)	1,320	1,342,955
Triumph Group Inc.
6.25%, 09/15/24 (Call 05/31/22)(a)(b)	618	595,264
8.88%, 06/01/24 (Call 02/01/23)(a)	654	676,426

		3,524,114

Airlines — 1.9%
Delta Air Lines Inc., 2.90%, 10/28/24 (Call 09/28/24)	1,020	974,069
United Airlines Holdings Inc., 5.00%, 02/01/24(b)	355	353,726

		1,327,795

Apparel — 1.5%
Hanesbrands Inc., 4.63%, 05/15/24 (Call 02/15/24)(a)	1,025	1,015,908

Auto Manufacturers — 3.0%
Ford Motor Credit Co. LLC
3.66%, 09/08/24	314	304,759
3.81%, 01/09/24 (Call 11/09/23)	320	315,245
4.06%, 11/01/24 (Call 10/01/24)	705	689,984
5.58%, 03/18/24 (Call 02/18/24)	770	778,077

		2,088,065

Auto Parts & Equipment — 0.4%
Cooper-Standard Automotive Inc., 13.00%, 06/01/24 (Call 06/01/22)(a)(b)	295	298,392

Banks — 3.6%
Freedom Mortgage Corp., 8.13%, 11/15/24 (Call 05/31/22)(a)	505	489,436
Intesa Sanpaolo SpA, 5.02%, 06/26/24(a)	2,075	2,039,580

		2,529,016

Chemicals — 2.7%
Cornerstone Chemical Co., 6.75%, 08/15/24 (Call 05/31/22)(a)(b)	525	474,658
Methanex Corp., 4.25%, 12/01/24 (Call 09/01/24)	340	334,771
Rayonier AM Products Inc., 5.50%, 06/01/24 (Call 05/31/22)(a)(b)	450	443,133
TPC Group Inc., 10.50%, 08/01/24 (Call 05/31/22)(a)(c)(d)	715	239,546
WR Grace Holdings LLC, 5.63%, 10/01/24(a)(b)	355	357,503

		1,849,611

Commercial Services — 2.0%
Grand Canyon University, 4.13%, 10/01/24	570	555,950
Prime Security Services Borrower LLC/Prime Finance Inc., 5.25%, 04/15/24(a)	865	863,564

		1,419,514

Computers — 1.3%
Diebold Nixdorf Inc., 8.50%, 04/15/24 (Call 05/31/22)(b)	460	302,919
Seagate HDD Cayman, 4.88%, 03/01/24 (Call 01/01/24)	592	594,877

		897,796

Distribution & Wholesale — 0.4%
Wolverine Escrow LLC, 8.50%, 11/15/24 (Call 05/31/22)(a)	455	253,153

Diversified Financial Services — 9.3%
ASG Finance Designated Activity Co., 7.88%, 12/03/24 (Call 05/30/22)(a)	250	239,540
CNG Holdings Inc., 12.50%, 06/15/24 (Call 05/31/22)(a)(b)	330	308,900
Enova International Inc., 8.50%, 09/01/24 (Call 05/31/22)(a)	305	304,390
Global Aircraft Leasing Co. Ltd., 6.50%, 09/15/24 (Call 05/30/22), (7.25% PIK)(a)(e)	2,193	1,904,331
goeasy Ltd., 5.38%, 12/01/24 (Call 05/30/22)(a)	685	671,149
Navient Corp.
5.88%, 10/25/24	580	577,506

Security	Par (000)	Value

Diversified Financial Services (continued)
6.13%, 03/25/24	$991	$995,638
OneMain Finance Corp., 6.13%, 03/15/24 (Call 09/15/23)	1,495	1,500,606

		6,502,060

Electric — 1.1%
NextEra Energy Operating Partners LP
4.25%, 07/15/24 (Call 04/15/24)(a)	785	779,191
4.25%, 09/15/24 (Call 07/15/24)(a)	5	4,958

		784,149

Electronics — 0.7%
Sensata Technologies BV, 5.63%, 11/01/24(a)(b)	465	471,138

Engineering & Construction — 0.7%
Fluor Corp., 3.50%, 12/15/24 (Call 09/15/24)(b)	460	451,978

Entertainment — 3.3%
Live Nation Entertainment Inc., 4.88%, 11/01/24 (Call 05/31/22)(a)	635	628,752
Mohegan Gaming & Entertainment, 7.88%, 10/15/24 (Call 05/16/22)(a)(b)	525	537,469
Six Flags Entertainment Corp., 4.88%, 07/31/24 (Call 05/31/22)(a)	1,135	1,130,834

		2,297,055

Environmental Control — 1.0%
Stericycle Inc., 5.38%, 07/15/24 (Call 05/16/22)(a)	680	677,872

Gas — 1.1%
AmeriGas Partners LP/AmeriGas Finance Corp., 5.63%, 05/20/24 (Call 03/20/24)(b)	780	784,189

Health Care - Services — 2.2%
Tenet Healthcare Corp.
4.63%, 07/15/24 (Call 05/31/22)(b)	885	882,885
4.63%, 09/01/24 (Call 05/16/22)(a)	680	676,851

		1,559,736

Holding Companies - Diversified — 3.0%
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.75%, 09/15/24 (Call 06/15/24)	1,290	1,257,337
Stena AB, 7.00%, 02/01/24(a)(b)	415	414,137
Stena International SA, 5.75%, 03/01/24(a)	410	402,259

		2,073,733

Home Builders — 1.4%
Taylor Morrison Communities Inc./Taylor Morrison Holdings II Inc., 5.63%, 03/01/24 (Call 12/01/23)(a)	410	412,255
TRI Pointe Group Inc./TRI Pointe Homes Inc., 5.88%, 06/15/24(b)	540	547,511

		959,766

Insurance — 1.3%
Genworth Holdings Inc., 4.80%, 02/15/24(b)	360	360,378
Radian Group Inc., 4.50%, 10/01/24 (Call 07/01/24)(b)	540	527,413

		887,791

Internet — 0.6%
Netflix Inc., 5.75%, 03/01/24	410	425,637

Iron & Steel — 0.7%
ArcelorMittal SA, 3.60%, 07/16/24	115	115,240
Infrabuild Australia Pty Ltd., 12.00%, 10/01/24 (Call 05/30/22)(a)(b)	370	377,696

		492,936

Leisure Time — 0.9%
NCL Corp. Ltd., 3.63%, 12/15/24 (Call 05/10/22)(a)(b)	663	617,710

22	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® iBonds® 2024 Term High Yield and Income ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Lodging — 4.3%
Arrow Bidco LLC, 9.50%, 03/15/24 (Call 05/31/22)(a)	$420	$426,346
MGM China Holdings Ltd., 5.38%, 05/15/24 (Call 05/10/22)(a)(b)	885	826,900
Travel + Leisure Co., 5.65%, 04/01/24 (Call 02/01/24)	374	377,837
Universal Entertainment Corp., 8.50%, 12/11/24 (Call 12/11/23)(a)	870	884,381
Wynn Macau Ltd., 4.88%, 10/01/24 (Call 05/10/22)(a)(b)	550	491,596

		3,007,060

Machinery — 1.2%
Maxim Crane Works Holdings Capital LLC, 10.13%, 08/01/24 (Call 05/31/22)(a)	376	371,906
Welbilt Inc., 9.50%, 02/15/24 (Call 05/31/22)(b)	490	492,190

		864,096

Manufacturing — 1.5%
FXI Holdings Inc., 7.88%, 11/01/24 (Call 05/31/22)(a)(b)	570	563,120
Trinity Industries Inc., 4.55%, 10/01/24 (Call 07/01/24)	465	465,674

		1,028,794

Media — 6.8%
AMC Networks Inc., 5.00%, 04/01/24 (Call 05/31/22)	463	458,875
Cengage Learning Inc., 9.50%, 06/15/24 (Call 05/31/22)(a)(b)	720	705,960
CSC Holdings LLC, 5.25%, 06/01/24(b)	860	839,179
DISH DBS Corp., 5.88%, 11/15/24(b)	2,095	2,041,012
Videotron Ltd., 5.38%, 06/15/24 (Call 03/15/24)(a)	680	688,649

		4,733,675

Mining — 1.9%
Compass Minerals International Inc., 4.88%, 07/15/24 (Call 05/15/24)(a)	300	297,054
FMG Resources August 2006 Pty Ltd., 5.13%, 05/15/24 (Call 02/15/24)(a)	835	845,947
Freeport-McMoRan Inc., 4.55%, 11/14/24 (Call 08/14/24)(b)	200	202,686

		1,345,687

Office & Business Equipment — 1.0%
Pitney Bowes Inc., 4.63%, 03/15/24 (Call 12/15/23)	300	295,833
Xerox Corp., 3.80%, 05/15/24(b)	375	370,526

		666,359

Oil & Gas — 5.2%
Callon Petroleum Co., 6.13%, 10/01/24 (Call 05/31/22)	531	524,389
Ensign Drilling Inc., 9.25%, 04/15/24 (Call 05/30/22)(a)	470	461,601
Occidental Petroleum Corp.
2.90%, 08/15/24 (Call 07/15/24)	600	586,458
6.95%, 07/01/24	680	713,007
Ovintiv Exploration Inc., 5.63%, 07/01/24	200	207,874
Puma International Financing SA, 5.13%, 10/06/24 (Call 05/10/22)(a)	700	668,507
Transocean Guardian Ltd., 5.88%, 01/15/24 (Call 05/30/22)(a)	515	492,552

		3,654,388

Oil & Gas Services — 2.1%
Oceaneering International Inc., 4.65%, 11/15/24 (Call 08/15/24)	460	445,197
Transocean Phoenix 2 Ltd., 7.75%, 10/15/24 (Call 05/30/22)(a)	353	355,213
Transocean Proteus Ltd., 6.25%, 12/01/24 (Call 05/30/22)(a)	332	328,304
Weatherford International Ltd., 11.00%, 12/01/24 (Call 05/31/22)(a)	352	366,330

		1,495,044

Packaging & Containers — 4.3%
Graphic Packaging International LLC, 4.13%, 08/15/24 (Call 05/15/24)(b)	365	363,891
Mauser Packaging Solutions Holding Co., 5.50%, 04/15/24 (Call 05/31/22)(a)	1,755	1,713,687

Security	Par/ Shares (000)	Value

Packaging & Containers (continued)
Sealed Air Corp., 5.13%, 12/01/24 (Call 09/01/24)(a)	$510	$519,501
Trident TPI Holdings Inc., 9.25%, 08/01/24 (Call 05/10/22)(a)	400	394,000

		2,991,079

Pharmaceuticals — 1.7%
Endo Dac/Endo Finance LLC/Endo Finco Inc., 5.88%, 10/15/24 (Call 05/30/22)(a)	340	315,693
Perrigo Finance Unlimited Co., 3.90%, 12/15/24 (Call 09/15/24)(b)	905	887,624

		1,203,317

Pipelines — 3.5%
Buckeye Partners LP, 4.35%, 10/15/24 (Call 07/15/24)	355	347,907
EnLink Midstream Partners LP, 4.40%, 04/01/24 (Call 01/01/24)	615	606,894
EQM Midstream Partners LP, 4.00%, 08/01/24 (Call 05/01/24)(b)	575	556,531
Genesis Energy LP/Genesis Energy Finance Corp., 5.63%, 06/15/24 (Call 05/31/22)(b)	405	397,366
Southeast Supply Header LLC, 4.25%, 06/15/24 (Call 03/15/24)(a)(b)	525	517,277

		2,425,975

Real Estate Investment Trusts — 4.6%
Diversified Healthcare Trust, 4.75%, 05/01/24 (Call 11/01/23)	310	294,618
iStar Inc., 4.75%, 10/01/24 (Call 07/01/24)	885	860,415
Service Properties Trust
4.35%, 10/01/24 (Call 09/01/24)(b)	965	892,972
4.65%, 03/15/24 (Call 09/15/23)	415	394,109
Starwood Property Trust Inc., 3.75%, 12/31/24 (Call 09/30/24)(a)(b)	115	110,704
VICI Properties LP/VICI Note Co. Inc., 5.63%, 05/01/24(a)	630	634,964

		3,187,782

Retail — 3.0%
Bed Bath & Beyond Inc., 3.75%, 08/01/24 (Call 05/01/24)(b)	370	341,081
Brinker International Inc., 5.00%, 10/01/24 (Call 07/01/24)(a)	415	414,792
Nordstrom Inc., 2.30%, 04/08/24 (Call 05/16/22)	300	287,649
QVC Inc., 4.85%, 04/01/24	698	693,812
TPro Acquisition Corp., 11.00%, 10/15/24 (Call 05/31/22)(a)	355	370,936

		2,108,270

Software — 0.9%
CDK Global Inc., 5.00%, 10/15/24 (Call 07/15/24)(b)	590	608,951

Telecommunications — 7.2%
Lumen Technologies Inc., Series Y, 7.50%, 04/01/24 (Call 01/01/24)	1,155	1,186,358
Sprint Corp., 7.13%, 06/15/24(b)	2,070	2,177,620
Telecom Italia SpA/Milano, 5.30%, 05/30/24(a)(b)	1,697	1,663,467

		5,027,445

Total Corporate Bonds & Notes — 98.4% (Cost: $71,539,761)		68,537,036

Short-Term Investments

Money Market Funds — 17.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.38%(f)(g)(h)	11,687	11,686,906

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® iBonds® 2024 Term High Yield and Income ETF (Percentages shown are based on Net Assets)

Security	Shares (000)	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.34%(f)(g)	770	$770,000

		12,456,906

Total Short-Term Investments — 17.9% (Cost: $12,454,371)		12,456,906

Total Investments in Securities — 116.3% (Cost: $83,994,132)		80,993,942

Other Assets, Less Liabilities — (16.3)%		(11,322,721)

Net Assets — 100.0%		$69,671,221

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)	Issuer filed for bankruptcy and/or is in default.
(d)	Non-income producing security.
(e)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/22	Shares Held at 04/30/22 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$4,145,592	$7,543,822	(a)	$—	$(4,479)	$1,971	$11,686,906	11,687	$25,956	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	610,000	160,000	(a)	—	—	—	770,000	770	529		—

					$(4,479)	$1,971	$12,456,906		$26,485		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Corporate Bonds & Notes	$—	$68,537,036	$—	$68,537,036
Money Market Funds	12,456,906	—	—	12,456,906

	$12,456,906	$68,537,036	$—	$80,993,942

See notes to financial statements.

24	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) April 30, 2022	iShares® iBonds® 2025 Term High Yield and Income ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.5%
Clear Channel International BV, 6.63%, 08/01/25 (Call 05/10/22)(a)	$100	$101,012
Outfront Media Capital LLC/Outfront Media Capital Corp., 6.25%, 06/15/25 (Call 06/15/22)(a)(b)	105	106,579

		207,591

Aerospace & Defense — 3.8%
Bombardier Inc., 7.50%, 03/15/25 (Call 05/30/22)(a)(b)	320	311,376
Hexcel Corp., 4.95%, 08/15/25 (Call 05/15/25)	75	76,152
Howmet Aerospace Inc., 6.88%, 05/01/25 (Call 04/01/25)	160	169,096
Rolls-Royce PLC, 3.63%, 10/14/25 (Call 07/14/25)(a)	250	234,077
Spirit AeroSystems Inc.
5.50%, 01/15/25 (Call 10/15/22)(a)	125	124,595
7.50%, 04/15/25 (Call 05/31/22)(a)	300	304,683
TransDigm Inc., 8.00%, 12/15/25 (Call 05/31/22)(a)	275	286,316
Triumph Group Inc., 7.75%, 08/15/25 (Call 05/31/22)(b)	125	121,608

		1,627,903

Airlines — 2.6%
American Airlines Group Inc., 3.75%, 03/01/25(a)(b)	125	112,276
American Airlines Inc., 11.75%, 07/15/25(a)	620	714,445
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., 8.00%, 09/20/25 (Call 09/20/23)(a)	126	132,994
U.S. Airways Pass Through Trust, Series 2013-1, Class A, 3.95%, 05/15/27	79	75,652
United Airlines Holdings Inc., 4.88%, 01/15/25(b)	80	77,507

		1,112,874

Auto Manufacturers — 4.3%
Aston Martin Capital Holdings Ltd., 10.50%, 11/30/25 (Call 11/01/24)(a)	285	287,118
Ford Motor Co., 9.00%, 04/22/25 (Call 03/22/25)(b)	175	195,170
Ford Motor Credit Co. LLC
2.30%, 02/10/25 (Call 01/10/25)	190	176,438
3.38%, 11/13/25 (Call 10/13/25)(b)	465	438,430
4.13%, 08/04/25(b)	205	198,497
4.69%, 06/09/25 (Call 04/09/25)	90	88,226
5.13%, 06/16/25 (Call 05/16/25)	275	274,002
Jaguar Land Rover Automotive PLC, 7.75%, 10/15/25 (Call 10/15/22)(a)	175	178,731

		1,836,612

Auto Parts & Equipment — 1.8%
Clarios Global LP, 6.75%, 05/15/25 (Call 05/30/22)(a)(b)	115	117,883
Dana Financing Luxembourg Sarl, 5.75%, 04/15/25 (Call 05/30/22)(a)	95	94,512
Goodyear Tire & Rubber Co. (The), 9.50%, 05/31/25 (Call 05/31/22)	210	220,162
Meritor Inc., 6.25%, 06/01/25 (Call 06/01/22)(a)(b)	70	72,475
ZF North America Capital Inc., 4.75%, 04/29/25(a)	260	254,324

		759,356

Banks — 1.1%
Deutsche Bank AG, 4.50%, 04/01/25	330	323,350
Freedom Mortgage Corp., 8.25%, 04/15/25 (Call 05/31/22)(a)(b)	133	127,607

		450,957

Building Materials — 0.7%
Jeld-Wen Inc.
4.63%, 12/15/25 (Call 05/31/22)(a)	100	94,578
6.25%, 05/15/25 (Call 05/31/22)(a)	60	61,340
Koppers Inc., 6.00%, 02/15/25 (Call 05/31/22)(a)	125	121,389

		277,307

Security	Par (000)	Value

Chemicals — 0.8%
Rain CII Carbon LLC/CII Carbon Corp., 7.25%, 04/01/25 (Call 05/31/22)(a)	$145	$140,012
Trinseo Materials Operating SCA/Trinseo Materials Finance Inc., 5.38%, 09/01/25 (Call 05/30/22)(a)(b)	135	130,946
Venator Finance Sarl/Venator Materials LLC, 5.75%, 07/15/25 (Call 05/31/22)(a)(b)	95	77,892

		348,850

Coal — 0.2%
Natural Resource Partners LP/NRP Finance Corp., 9.13%, 06/30/25 (Call 05/31/22)(a)	75	76,118

Commercial Services — 2.4%
Aptim Corp., 7.75%, 06/15/25 (Call 05/16/22)(a)(b)	130	101,977
Brink’s Co. (The), 5.50%, 07/15/25 (Call 07/15/22)(a)	95	95,357
Nielsen Co Luxembourg SARL (The), 5.00%, 02/01/25 (Call 05/30/22)(a)(b)	105	105,231
Ritchie Bros. Auctioneers Inc., 5.38%, 01/15/25 (Call 05/31/22)(a)	120	120,393
Sabre GLBL Inc.
7.38%, 09/01/25 (Call 09/01/22)(a)(b)	225	227,761
9.25%, 04/15/25 (Call 03/16/25)(a)	190	202,983
Team Health Holdings Inc., 6.38%, 02/01/25 (Call 05/16/22)(a)(b)	175	149,345

		1,003,047

Computers — 0.8%
Diebold Nixdorf Inc., 9.38%, 07/15/25 (Call 07/15/22)(a)(b)	175	154,920
Seagate HDD Cayman, 4.75%, 01/01/25(b)	120	119,615
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., 5.75%, 06/01/25 (Call 06/01/22)(a)(b)	75	75,491

		350,026

Distribution & Wholesale — 1.2%
Avient Corp., 5.75%, 05/15/25 (Call 05/31/22)(a)	160	161,534
G-III Apparel Group Ltd., 7.88%, 08/15/25 (Call 08/15/22)(a)	90	93,612
KAR Auction Services Inc., 5.13%, 06/01/25 (Call 05/31/22)(a)	235	238,198

		493,344

Diversified Financial Services — 4.9%
Ally Financial Inc., 5.75%, 11/20/25 (Call 10/21/25)(b)	265	272,333
Enact Holdings Inc., 6.50%, 08/15/25 (Call 02/15/25)(a)	200	199,284
Enova International Inc., 8.50%, 09/15/25 (Call 05/31/22)(a)	85	84,512
Finance of America Funding LLC, 7.88%, 11/15/25 (Call 11/15/22)(a)(b)	90	80,382
LD Holdings Group LLC, 6.50%, 11/01/25 (Call 11/01/22)(a)(b)	125	103,590
Navient Corp., 6.75%, 06/25/25	125	125,625
OneMain Finance Corp.
6.88%, 03/15/25(b)	330	333,211
8.88%, 06/01/25 (Call 06/01/22)	185	194,128
PennyMac Financial Services Inc., 5.38%, 10/15/25 (Call 10/15/22)(a)	165	156,816
PRA Group Inc., 7.38%, 09/01/25 (Call 09/01/22)(a)(b)	70	72,413
Provident Funding Associates LP/PFG Finance Corp., 6.38%, 06/15/25 (Call 05/31/22)(a)	75	73,600
SLM Corp., 4.20%, 10/29/25 (Call 09/29/25)	125	122,162
StoneX Group Inc., 8.63%, 06/15/25 (Call 06/15/22)(a)	85	88,829
United Wholesale Mortgage LLC, 5.50%, 11/15/25 (Call 11/15/22)(a)(b)	210	193,261

		2,100,146

Electric — 1.0%
DPL Inc., 4.13%, 07/01/25 (Call 04/01/25)	100	97,352
Drax Finco PLC, 6.63%, 11/01/25 (Call 05/10/22)(a)	110	110,971
FirstEnergy Corp., 2.05%, 03/01/25 (Call 02/01/25)	75	70,728
FirstEnergy Transmission LLC, 4.35%, 01/15/25 (Call 10/15/24)(a)	155	154,599

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® iBonds® 2025 Term High Yield and Income ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
NSG Holdings LLC/NSG Holdings Inc., 7.75%, 12/15/25(a)	$11	$10,766

		444,416

Electrical Components & Equipment — 0.9%
WESCO Distribution Inc., 7.13%, 06/15/25 (Call 06/15/22)(a)	375	389,340

Electronics — 0.7%
Likewize Corp., 9.75%, 10/15/25 (Call 10/15/22)(a)	105	102,117
Sensata Technologies BV, 5.00%, 10/01/25(a)	175	173,638

		275,755

Engineering & Construction — 1.4%
Artera Services LLC, 9.03%, 12/04/25 (Call 02/04/23)(a)	245	231,863
Brand Industrial Services Inc., 8.50%, 07/15/25 (Call 05/31/22)(a)(b)	250	225,473
Tutor Perini Corp., 6.88%, 05/01/25 (Call 05/16/22)(a)(b)	135	126,445

		583,781

Entertainment — 5.9%
Banijay Entertainment SASU, 5.38%, 03/01/25 (Call 05/30/22)(a)	100	98,450
Caesars Entertainment Inc., 6.25%, 07/01/25 (Call 07/01/22)(a)	890	900,048
Caesars Resort Collection LLC/CRC Finco Inc., 5.75%, 07/01/25 (Call 07/01/22)(a)	250	255,180
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op, 5.50%, 05/01/25 (Call 05/31/22)(a)	250	251,310
Cinemark USA Inc., 8.75%, 05/01/25 (Call 05/31/22)(a)(b)	60	62,299
International Game Technology PLC, 6.50%, 02/15/25 (Call 08/15/24)(a)	275	279,708
Powdr Corp., 6.00%, 08/01/25 (Call 08/01/22)(a)	60	60,988
Scientific Games International Inc., 8.63%, 07/01/25 (Call 07/01/22)(a)	140	147,000
Six Flags Theme Parks Inc., 7.00%, 07/01/25 (Call 07/01/22)(a)	165	171,348
Vail Resorts Inc., 6.25%, 05/15/25 (Call 05/31/22)(a)	135	138,808
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 7.75%, 04/15/25 (Call 05/31/22)(a)	155	159,805

		2,524,944

Environmental Control — 0.9%
GFL Environmental Inc.
3.75%, 08/01/25 (Call 08/01/22)(a)	185	176,895
4.25%, 06/01/25 (Call 06/01/22)(a)	125	121,351
Tervita Corp., 11.00%, 12/01/25 (Call 12/01/23)(a)(b)	76	84,729

		382,975

Food — 1.8%
B&G Foods Inc., 5.25%, 04/01/25 (Call 05/31/22)(b)	225	214,211
Chobani LLC/Chobani Finance Corp. Inc., 7.50%, 04/15/25 (Call 05/31/22)(a)(b)	130	122,352
Del Monte Foods Inc., 11.88%, 05/15/25 (Call 05/16/22)(a)	90	98,310
Performance Food Group Inc., 6.88%, 05/01/25 (Call 05/31/22)(a)	61	62,717
U.S. Foods Inc., 6.25%, 04/15/25 (Call 05/31/22)(a)	250	257,048

		754,638

Food Service — 1.3%
Aramark Services Inc.
5.00%, 04/01/25 (Call 05/31/22)(a)(b)	150	149,185
6.38%, 05/01/25 (Call 05/31/22)(a)	375	381,705

		530,890

Forest Products & Paper — 0.2%
Clearwater Paper Corp., 5.38%, 02/01/25(a)(b)	70	69,980

Gas — 0.4%
AmeriGas Partners LP/AmeriGas Finance Corp., 5.50%, 05/20/25 (Call 02/20/25)	175	172,275

Security	Par (000)	Value

Hand & Machine Tools — 0.2%
Werner FinCo LP/Werner FinCo Inc., 8.75%, 07/15/25 (Call 05/10/22)(a)	$65	$66,850

Health Care - Services — 4.7%
Air Methods Corp., 8.00%, 05/15/25 (Call 05/31/22)(a)(b)	125	102,685
Akumin Inc., 7.00%, 11/01/25 (Call 11/01/22)(a)(b)	125	106,019
Encompass Health Corp., 5.75%, 09/15/25 (Call 05/31/22)(b)	90	91,582
Global Medical Response Inc., 6.50%, 10/01/25 (Call 05/04/22)(a)(b)	160	154,464
HCA Inc.
5.38%, 02/01/25	650	668,642
7.69%, 06/15/25	70	75,685
Legacy LifePoint Health LLC, 6.75%, 04/15/25 (Call 05/31/22)(a)	150	153,054
ModivCare Inc., 5.88%, 11/15/25 (Call 11/15/22)(a)	125	122,582
Prime Healthcare Services Inc., 7.25%, 11/01/25 (Call 11/01/22)(a)	225	225,562
RP Escrow Issuer LLC, 5.25%, 12/15/25 (Call 12/15/22)(a)	205	192,643
Surgery Center Holdings Inc., 6.75%, 07/01/25 (Call 05/31/22)(a)	95	93,859

		1,986,777

Holding Companies - Diversified — 0.6%
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 6.38%, 12/15/25 (Call 05/31/22)	185	184,541
Stena International SA, 6.13%, 02/01/25 (Call 05/10/22)(a)	85	84,469

		269,010

Home Builders — 0.9%
Empire Communities Corp., 7.00%, 12/15/25 (Call 12/15/22)(a)	115	108,983
Meritage Homes Corp., 6.00%, 06/01/25 (Call 03/01/25)	95	96,812
New Home Co. Inc. (The), 7.25%, 10/15/25 (Call 10/15/22)(a)	70	66,494
Picasso Finance Sub Inc., 6.13%, 06/15/25 (Call 06/15/22)(a)(b)	128	130,440

		402,729

Household Products & Wares — 0.3%
Spectrum Brands Inc., 5.75%, 07/15/25 (Call 05/31/22)	105	106,302

Housewares — 0.8%
American Greetings Corp., 8.75%, 04/15/25 (Call 05/31/22)(a)	50	49,381
CD&R Smokey Buyer Inc., 6.75%, 07/15/25 (Call 07/15/22)(a)(b)	175	178,153
Newell Brands Inc., 4.88%, 06/01/25 (Call 05/01/25)	120	121,384

		348,918

Insurance — 1.7%
Acrisure LLC/Acrisure Finance Inc., 7.00%, 11/15/25 (Call 05/31/22)(a)	230	223,507
AssuredPartners Inc., 7.00%, 08/15/25 (Call 05/31/22)(a)(b)	125	123,251
NMI Holdings Inc., 7.38%, 06/01/25 (Call 03/30/25)(a)	100	104,579
Radian Group Inc., 6.63%, 03/15/25 (Call 09/15/24)	125	127,265
USI Inc./NY, 6.88%, 05/01/25 (Call 05/31/22)(a)	150	147,722

		726,324

Internet — 2.1%
Netflix Inc.
3.63%, 06/15/25 (Call 03/15/25)(a)(b)	120	117,396
5.88%, 02/15/25(b)	205	212,845
NortonLifeLock Inc., 5.00%, 04/15/25 (Call 05/10/22)(a)	175	174,911
TripAdvisor Inc., 7.00%, 07/15/25 (Call 07/15/22)(a)(b)	120	123,197
Uber Technologies Inc., 7.50%, 05/15/25 (Call 05/31/22)(a)	250	258,075

		886,424

Leisure Time — 1.7%
Constellation Merger Sub Inc., 8.50%, 09/15/25 (Call 05/31/22)(a)	105	97,860
Royal Caribbean Cruises Ltd., 11.50%, 06/01/25 (Call 06/01/22)(a)	341	370,810

26	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® iBonds® 2025 Term High Yield and Income ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Leisure Time (continued)
Viking Cruises Ltd.
6.25%, 05/15/25 (Call 05/30/22)(a)	$60	$55,012
13.00%, 05/15/25 (Call 05/16/22)(a)	165	180,748

		704,430

Lodging — 3.8%
Boyd Gaming Corp., 8.63%, 06/01/25 (Call 06/01/22)(a)	65	67,843
Hilton Domestic Operating Co. Inc., 5.38%, 05/01/25 (Call 05/10/22)(a)(b)	125	126,926
Marriott Ownership Resorts Inc., 6.13%, 09/15/25 (Call 05/31/22)(a)	58	59,401
Melco Resorts Finance Ltd., 4.88%, 06/06/25 (Call 05/30/22)(b)(c)	200	178,684
MGM China Holdings Ltd., 5.25%, 06/18/25 (Call 06/18/22)(a)	100	90,139
MGM Resorts International
5.75%, 06/15/25 (Call 03/15/25)	165	163,817
6.75%, 05/01/25 (Call 05/31/22)	190	194,670
Studio City Finance Ltd., 6.00%, 07/15/25 (Call 07/15/22)(a)(b)	200	169,536
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., 5.88%, 05/15/25 (Call 05/31/22)(a)	70	68,605
Travel + Leisure Co., 6.60%, 10/01/25 (Call 07/01/25)(b)	80	83,193
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.50%, 03/01/25 (Call 12/01/24)(a)	445	430,538

		1,633,352

Machinery — 0.3%
Husky III Holding Ltd. , 13.00%, 02/15/25 (Call 05/10/22), (13.75% PIK)(a)(d)	120	123,523

Manufacturing — 0.2%
Hillenbrand Inc., 5.75%, 06/15/25 (Call 06/15/22)	90	91,333

Media — 1.6%
AMC Networks Inc., 4.75%, 08/01/25 (Call 05/31/22)(b)	215	207,585
Univision Communications Inc.
5.13%, 02/15/25 (Call 05/10/22)(a)	395	389,972
9.50%, 05/01/25 (Call 05/10/22)(a)	90	94,434

		691,991

Mining — 0.7%
Arconic Corp., 6.00%, 05/15/25 (Call 05/31/22)(a)	170	170,847
Perenti Finance Pty Ltd., 6.50%, 10/07/25 (Call 10/07/22)(a)(b)	110	109,751

		280,598

Office & Business Equipment — 0.4%
Xerox Holdings Corp., 5.00%, 08/15/25 (Call 07/15/25)(a)	185	177,602

Oil & Gas — 7.6%
Callon Petroleum Co., 9.00%, 04/01/25 (Call 10/01/22)(a)	80	84,800
Calumet Specialty Products Partners LP/Calumet Finance Corp., 11.00%, 04/15/25 (Call 05/31/22)(a)(b)	135	136,003
CrownRock LP/CrownRock Finance Inc., 5.63%, 10/15/25 (Call 05/31/22)(a)	295	294,985
CVR Energy Inc., 5.25%, 02/15/25 (Call 05/16/22)(a)	160	154,698
Endeavor Energy Resources LP/EER Finance Inc., 6.63%, 07/15/25 (Call 07/15/22)(a)	145	149,017
Laredo Petroleum Inc., 9.50%, 01/15/25 (Call 05/31/22)(b)	145	149,315
Murphy Oil Corp., 5.75%, 08/15/25 (Call 05/31/22)	130	130,389
Nabors Industries Inc., 5.75%, 02/01/25 (Call 11/01/24)(b)	165	157,829
Neptune Energy Bondco PLC, 6.63%, 05/15/25 (Call 05/30/22)(a)	200	198,612
Occidental Petroleum Corp.
5.50%, 12/01/25 (Call 09/01/25)	185	188,284
5.88%, 09/01/25 (Call 06/01/25)	225	231,136
8.00%, 07/15/25 (Call 04/15/25)	125	135,313

Security	Par (000)	Value

Oil & Gas (continued)
Par Petroleum LLC/Par Petroleum Finance Corp., 7.75%, 12/15/25 (Call 05/31/22)(a)	$75	$74,053
PBF Holding Co. LLC/PBF Finance Corp.
7.25%, 06/15/25 (Call 05/31/22)	165	159,213
9.25%, 05/15/25 (Call 05/31/22)(a)	335	347,150
Range Resources Corp., 4.88%, 05/15/25 (Call 02/15/25)	185	183,805
SM Energy Co.
5.63%, 06/01/25 (Call 05/31/22)	85	83,666
10.00%, 01/15/25 (Call 06/17/22)(a)	100	108,280
Southwestern Energy Co., 5.95%, 01/23/25 (Call 10/23/24)	105	106,581
Transocean Pontus Ltd., 6.13%, 08/01/25 (Call 05/30/22)(a)	89	87,796
Vermilion Energy Inc., 5.63%, 03/15/25 (Call 05/30/22)(a)(b)	70	69,796

		3,230,721

Oil & Gas Services — 0.7%
CSI Compressco LP/CSI Compressco Finance Inc., 7.50%, 04/01/25 (Call 05/31/22)(a)	90	86,628
Exterran Energy Solutions LP/EES Finance Corp., 8.13%, 05/01/25 (Call 05/31/22)	85	85,293
KCA Deutag UK Finance PLC, 9.88%, 12/01/25 (Call 12/01/22)(a)	125	128,465

		300,386

Packaging & Containers — 2.8%
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., 5.25%, 04/30/25 (Call 05/30/22)(a)	175	173,934
Ball Corp., 5.25%, 07/01/25	255	261,566
Matthews International Corp., 5.25%, 12/01/25 (Call 05/31/22)(a)	65	64,953
Mauser Packaging Solutions Holding Co., 7.25%, 04/15/25 (Call 05/31/22)(a)(b)	335	317,473
Owens-Brockway Glass Container Inc.
5.38%, 01/15/25(a)	75	73,832
6.38%, 08/15/25(a)	75	75,507
Pactiv LLC, 7.95%, 12/15/25	70	68,908
Sealed Air Corp., 5.50%, 09/15/25 (Call 06/15/25)(a)	100	102,822
Trident TPI Holdings Inc., 6.63%, 11/01/25 (Call 05/10/22)(a)	60	57,948

		1,196,943

Pharmaceuticals — 3.8%
Bausch Health Companies Inc.
5.50%, 11/01/25 (Call 05/30/22)(a)	395	382,083
6.13%, 04/15/25 (Call 05/16/22)(a)	543	544,434
9.00%, 12/15/25 (Call 05/30/22)(a)	420	421,722
Herbalife Nutrition Ltd./HLF Financing Inc., 7.88%, 09/01/25 (Call 09/01/22)(a)	165	162,306
P&L Development LLC/PLD Finance Corp., 7.75%, 11/15/25 (Call 11/15/22)(a)	115	102,085

		1,612,630

Pipelines — 5.6%
Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.63%, 12/15/25 (Call 12/15/22)(a)	145	149,350
Buckeye Partners LP, 4.13%, 03/01/25 (Call 02/01/25)(a)	120	115,453
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 5.75%, 04/01/25 (Call 05/31/22)	120	118,501
DCP Midstream Operating LP, 5.38%, 07/15/25 (Call 04/15/25)	205	207,028
EnLink Midstream Partners LP, 4.15%, 06/01/25 (Call 03/01/25)	175	169,832
EQM Midstream Partners LP, 6.00%, 07/01/25 (Call 04/01/25)(a)	185	183,777
Genesis Energy LP/Genesis Energy Finance Corp., 6.50%, 10/01/25 (Call 05/31/22)(b)	135	129,202
Martin Midstream Partners LP/Martin Midstream Finance Corp., 11.50%, 02/28/25 (Call 08/12/22)(a)	50	50,843
New Fortress Energy Inc., 6.75%, 09/15/25 (Call 09/15/22)(a)	330	324,552

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® iBonds® 2025 Term High Yield and Income ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
NGL Energy Partners LP/NGL Energy Finance Corp., 6.13%, 03/01/25 (Call 05/31/22)	$90	$75,325
NuStar Logistics LP, 5.75%, 10/01/25 (Call 07/01/25)	150	148,815
Rattler Midstream LP, 5.63%, 07/15/25 (Call 07/15/22)(a)	125	125,454
Rockies Express Pipeline LLC, 3.60%, 05/15/25 (Call 04/15/25)(a)	95	90,192
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 5.75%, 04/15/25 (Call 05/31/22)(b)	65	52,232
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 7.50%, 10/01/25 (Call 10/01/22)(a)	160	163,171
Western Midstream Operating LP
3.60%, 02/01/25 (Call 01/01/25)	180	172,193
3.95%, 06/01/25 (Call 03/01/25)	105	101,993

		2,377,913

Real Estate — 1.3%
Five Point Operating Co. LP/Five Point Capital Corp., 7.88%, 11/15/25 (Call 05/31/22)(a)	167	166,040
Greystar Real Estate Partners LLC, 5.75%, 12/01/25 (Call 05/31/22)(a)(b)	145	145,815
WeWork Companies Inc., 7.88%, 05/01/25(a)	165	139,458
WeWork Companies LLC/WW Co-Obligor Inc., 5.00%, 07/10/25 (Call 04/10/25)(a)	135	109,420

		560,733

Real Estate Investment Trusts — 4.7%
Diversified Healthcare Trust, 9.75%, 06/15/25 (Call 06/15/22)(b)	250	261,987
HAT Holdings I LLC/HAT Holdings II LLC, 6.00%, 04/15/25 (Call 05/31/22)(a)(b)	90	91,474
iStar Inc., 4.25%, 08/01/25 (Call 05/01/25)(b)	140	133,559
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.25%, 10/01/25 (Call 05/16/22)(a)	80	78,625
New Residential Investment Corp., 6.25%, 10/15/25 (Call 10/15/22)(a)	140	133,316
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 7.50%, 06/01/25 (Call 06/01/22)(a)(b)	45	46,672
Service Properties Trust
4.50%, 03/15/25 (Call 09/15/24)	85	76,918
7.50%, 09/15/25 (Call 06/15/25)	205	204,795
Starwood Property Trust Inc., 4.75%, 03/15/25 (Call 09/15/24)	125	123,426
Uniti Group LP/Uniti Fiber Holdings Inc./CSL Capital LLC,
7.88%, 02/15/25 (Call 05/31/22)(a)	585	597,420
VICI Properties LP/VICI Note Co. Inc., 4.63%, 06/15/25(a)	145	142,371
XHR LP, 6.38%, 08/15/25 (Call 08/15/22)(a)	125	126,658

		2,017,221

Retail — 4.1%
1011778 BC ULC/New Red Finance Inc., 5.75%, 04/15/25 (Call 05/30/22)(a)	120	122,656
Abercrombie & Fitch Management Co., 8.75%, 07/15/25 (Call 07/15/22)(a)	80	83,866
Bath & Body Works Inc., 9.38%, 07/01/25(a)	71	79,897
Carvana Co., 5.63%, 10/01/25 (Call 10/01/22)(a)(b)	125	108,454
Dave & Buster’s Inc., 7.63%, 11/01/25 (Call 11/01/22)(a)(b)	116	120,261
eG Global Finance PLC
6.75%, 02/07/25 (Call 05/10/22)(a)(b)	205	199,295
8.50%, 10/30/25 (Call 05/30/22)(a)(b)	150	150,235
IRB Holding Corp., 7.00%, 06/15/25 (Call 06/15/22)(a)	190	194,435
Penske Automotive Group Inc., 3.50%, 09/01/25 (Call 09/01/22)(b)	135	130,919
QVC Inc., 4.45%, 02/15/25 (Call 11/15/24)(b)	150	145,414
Rite Aid Corp., 7.50%, 07/01/25 (Call 07/01/22)(a)	150	128,656
Sally Holdings LLC/Sally Capital Inc.
5.63%, 12/01/25 (Call 05/31/22)(b)	165	165,437
8.75%, 04/30/25 (Call 05/31/22)(a)	25	26,214

Security	Par/ Shares (000)	Value

Retail (continued)
Sizzling Platter LLC/Sizzling Platter Finance Corp., 8.50%, 11/28/25 (Call 11/28/22)(a)	$85	$77,504

		1,733,243

Semiconductors — 0.2%
ams-OSRAM AG, 7.00%, 07/31/25 (Call 07/31/22)(a)(b)	100	101,154

Software — 2.3%
Boxer Parent Co. Inc., 7.13%, 10/02/25 (Call 06/01/22)(a)	145	147,897
Change Healthcare Holdings LLC/Change Healthcare Finance Inc., 5.75%, 03/01/25 (Call 05/10/22)(a)(b)	315	314,383
PTC Inc., 3.63%, 02/15/25 (Call 05/31/22)(a)	120	116,761
Veritas U.S. Inc./Veritas Bermuda Ltd., 7.50%, 09/01/25 (Call 05/31/22)(a)	435	385,027

		964,068

Telecommunications — 3.2%
CommScope Technologies LLC, 6.00%, 06/15/25 (Call 05/10/22)(a)(b)	323	283,436
Intrado Corp., 8.50%, 10/15/25 (Call 05/31/22)(a)(b)	165	146,551
Level 3 Financing Inc., 5.38%, 05/01/25 (Call 05/31/22)	190	188,526
Lumen Technologies Inc., 5.63%, 04/01/25 (Call 01/01/25)	125	121,831
Qwest Corp., 7.25%, 09/15/25	60	65,026
Sprint Corp., 7.63%, 02/15/25 (Call 11/15/24)	375	399,292
ViaSat Inc., 5.63%, 09/15/25 (Call 05/10/22)(a)(b)	175	162,589

		1,367,251

Transportation — 0.5%
Western Global Airlines LLC, 10.38%, 08/15/25 (Call 05/15/25)(a)(b)	100	103,568
XPO Logistics Inc., 6.25%, 05/01/25 (Call 05/31/22)(a)(b)	119	121,770

		225,338

Trucking & Leasing — 0.5%
Fortress Transportation and Infrastructure Investors LLC, 6.50%, 10/01/25 (Call 05/31/22)(a)	210	200,266

Total Corporate Bonds & Notes — 96.9% (Cost: $42,665,347)		41,157,155

Short-Term Investments

Money Market Funds — 25.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.38%(e)(f)(g)	9,379	9,378,918
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.34%(e)(f)	1,380	1,380,000

		10,758,918

Total Short-Term Investments — 25.3% (Cost: $10,757,414)		10,758,918

Total Investments in Securities — 122.2% (Cost: $53,422,761)		51,916,073

Other Assets, Less Liabilities — (22.2)%		(9,420,197)

Net Assets — 100.0%		$ 42,495,876

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.

28	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® iBonds® 2025 Term High Yield and Income ETF

(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/22	Shares Held at 04/30/22 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$3,718,076	$5,663,241	(a)	$—	$(3,124)	$725	$9,378,918	9,379	$9,994	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,120,000	260,000	(a)	—	—	—	1,380,000	1,380	496		—

					$(3,124)	$725	$10,758,918		$10,490		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Corporate Bonds & Notes	$—	$41,157,155	$—	$41,157,155
Money Market Funds	10,758,918	—	—	10,758,918

	$10,758,918	$41,157,155	$—	$51,916,073

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (unaudited) April 30, 2022	iShares® iBonds® 2026 Term High Yield and Income ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.2%
Summer BC Bidco B LLC, 5.50%, 10/31/26 (Call 07/15/23)(a)	$50	$48,043

Aerospace & Defense — 3.9%
Bombardier Inc., 7.13%, 06/15/26 (Call 06/15/23)(a)	135	125,077
F-Brasile SpA/F-Brasile U.S. LLC, Series XR, 7.38%, 08/15/26 (Call 08/15/22)(a)	55	48,651
Spirit AeroSystems Inc., 3.85%, 06/15/26 (Call 03/15/26)(b)	35	32,800
TransDigm Inc.
6.25%, 03/15/26 (Call 05/31/22)(a)	475	475,608
6.38%, 06/15/26 (Call 05/31/22)	105	103,758
TransDigm UK Holdings PLC, 6.88%, 05/15/26 (Call 05/31/22)	50	49,806

		835,700

Agriculture — 0.4%
Turning Point Brands Inc., 5.63%, 02/15/26 (Call 02/15/23)(a)	30	28,535
Vector Group Ltd., 10.50%, 11/01/26 (Call 05/31/22)(a)	60	61,388

		89,923

Airlines — 5.0%
Air Canada, 3.88%, 08/15/26 (Call 02/15/26)(a)	135	124,821
Air Canada Pass Through Trust, Series 2020-1, Class C, 10.50%, 07/15/26(a)	30	33,892
American Airlines Inc./AAdvantage Loyalty IP Ltd., 5.50%, 04/20/26(a)	390	386,533
American Airlines Pass Through Trust, Series 2014-1, Class A, 3.70%, 04/01/28	45	42,578
Delta Air Lines Inc., 7.38%, 01/15/26 (Call 12/15/25)	120	127,828
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty
Ltd., 5.75%, 01/20/26 (Call 01/20/24)(a)	135	131,761
United Airlines Inc., 4.38%, 04/15/26 (Call 10/15/25)(a)	225	216,810

		1,064,223

Apparel — 0.7%
Hanesbrands Inc., 4.88%, 05/15/26 (Call 02/15/26)(a)(b)	100	97,750
Under Armour Inc., 3.25%, 06/15/26 (Call 03/15/26)	65	60,027

		157,777

Auto Manufacturers — 2.8%
Ford Motor Co., 4.35%, 12/08/26 (Call 09/08/26)(b)	170	163,186
Ford Motor Credit Co. LLC
2.70%, 08/10/26 (Call 07/10/26)	170	151,657
4.39%, 01/08/26(b)	130	125,378
4.54%, 08/01/26 (Call 06/01/26)	90	86,430
JB Poindexter & Co. Inc., 7.13%, 04/15/26 (Call 05/31/22)(a)	60	60,178

		586,829

Auto Parts & Equipment — 1.8%
Adient Global Holdings Ltd., 4.88%, 08/15/26 (Call 05/30/22)(a)	95	84,797
Clarios Global LP/Clarios US Finance Co., 6.25%, 05/15/26 (Call 05/31/22)(a)	102	103,447
Goodyear Tire & Rubber Co. (The), 5.00%, 05/31/26 (Call 05/31/22)(b)	100	96,061
IHO Verwaltungs GmbH, 4.75%, 09/15/26 (Call 05/10/22), (5.50% PIK)(a)(c)	55	51,755
Tenneco Inc., 5.00%, 07/15/26 (Call 05/31/22)(b)	55	52,732

		388,792

Banks — 1.0%
Freedom Mortgage Corp., 7.63%, 05/01/26 (Call 05/01/23)(a)(b)	65	59,140
Intesa Sanpaolo SpA, 5.71%, 01/15/26(a)	160	159,251

		218,391

Chemicals — 1.7%
Consolidated Energy Finance SA, 6.50%, 05/15/26
(Call 05/10/22)(a)	50	51,004

Security	Par (000)	Value

Chemicals (continued)
GCP Applied Technologies Inc., 5.50%, 04/15/26 (Call 05/16/22)(a)	$40	$40,336
GPD Companies Inc., 10.13%, 04/01/26 (Call 05/31/22)(a)	55	57,293
INEOS Quattro Finance 2 PLC., 3.38%, 01/15/26 (Call 01/15/23)(a)	55	50,056
Polar U.S. Borrower LLC/Schenectady International Group Inc., 6.75%, 05/15/26 (Call 05/15/23)(a)	35	28,252
Rayonier AM Products Inc., 7.63%, 01/15/26 (Call 01/15/24)(a)	55	52,201
SCIL USA Holdings LLC, Class-H, 5.38%, 11/01/26 (Call 11/01/23)(a)	85	77,572

		356,714

Coal — 0.2%
Coronado Finance Pty Ltd., 10.75%, 05/15/26 (Call 05/15/23)(a)	37	39,762

Commercial Services — 5.5%
Albion Financing 1 Sarl/Aggreko Holdings Inc., 6.13%, 10/15/26 (Call 10/15/23)(a)	65	61,337
Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.63%, 07/15/26 (Call 07/15/22)(a)	215	207,800
Alta Equipment Group Inc., 5.63%, 04/15/26 (Call 04/15/23)(a)	35	32,526
Block Inc., 2.75%, 06/01/26 (Call 05/01/26)(a)	110	100,457
Cimpress PLC, 7.00%, 06/15/26 (Call 05/30/22)(a)	70	65,744
CoreCivic Inc., 8.25%, 04/15/26 (Call 04/15/24)	75	76,805
CPI CG Inc., 8.63%, 03/15/26 (Call 03/15/23)(a)	32	30,794
Graham Holdings Co., 5.75%, 06/01/26 (Call 05/10/22)(a)	45	45,433
Hertz Corp. (The), 4.63%, 12/01/26 (Call 12/01/23)(a)	55	50,234
Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer Inc., 5.00%, 02/01/26 (Call 02/01/23)(a)	45	42,294
MoneyGram International Inc., 5.38%, 08/01/26 (Call 08/01/23)(a)	45	45,888
Prime Security Services Borrower LLC/Prime Finance Inc., 5.75%, 04/15/26(a)	150	144,178
Shift4 Payments LLC/Shift4 Payments Finance Sub Inc., 4.63%, 11/01/26 (Call 11/01/22)(a)	50	47,891
Verscend Escrow Corp., 9.75%, 08/15/26 (Call 05/31/22)(a)(b)	125	128,750
WASH Multifamily Acquisition Inc., 5.75%, 04/15/26 (Call 04/15/23)(a)	95	92,515

		1,172,646

Computers — 0.6%
Vericast Corp., 11.00%, 09/15/26 (Call 09/15/23)(a)	140	131,715

Cosmetics & Personal Care — 0.9%
Coty Inc.
5.00%, 04/15/26 (Call 04/15/23)(a)(b)	100	94,994
6.50%, 04/15/26 (Call 05/31/22)(a)(b)	60	58,352
Oriflame Investment Holding PLC, 5.13%, 05/04/26 (Call 05/15/23)(a)	45	32,423

		185,769

Distribution & Wholesale — 0.2%
Wesco Aircraft Holdings Inc., 9.00%, 11/15/26 (Call 11/15/22)(a)	75	46,622

Diversified Financial Services — 3.4%
Avation Capital SA, 8.25%, 10/31/26 (Call 06/01/26), (9.00% PIK)(a)(c)	50	42,084
Brightsphere Investment Group Inc., 4.80%, 07/27/26	30	27,905
Credit Acceptance Corp., 6.63%, 03/15/26 (Call 05/10/22)(b)	45	45,478
goeasy Ltd., 4.38%, 05/01/26 (Call 05/01/23)(a)	35	32,722
Home Point Capital Inc., 5.00%, 02/01/26 (Call 02/01/23)(a)	60	47,539
Jefferson Capital Holdings LLC, 6.00%, 08/15/26 (Call 08/15/23)(a)	35	32,763
LFS Topco LLC, 5.88%, 10/15/26 (Call 10/15/23)(a)(b)	35	32,514
Navient Corp., 6.75%, 06/15/26	55	54,130
OneMain Finance Corp., 7.13%, 03/15/26	180	183,215

30	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® iBonds® 2026 Term High Yield and Income ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
PHH Mortgage Corp., 7.88%, 03/15/26 (Call 03/15/23)(a)(b)	$45	$40,471
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc., 2.88%, 10/15/26 (Call 10/15/23)(a)	130	114,873
SLM Corp., 3.13%, 11/02/26 (Call 10/02/26)	55	50,304
World Acceptance Corp., 7.00%, 11/01/26 (Call 11/01/23)(a)	30	26,064

		730,062

Electric — 1.3%
Calpine Corp., 5.25%, 06/01/26 (Call 05/31/22)(a)	47	46,571
FirstEnergy Corp., Series A, 1.60%, 01/15/26 (Call 12/15/25)	35	31,684
NextEra Energy Operating Partners LP, 3.88%, 10/15/26 (Call 07/15/26)(a)	55	51,915
Terraform Global Operating LLC, 6.13%, 03/01/26 (Call 05/31/22)(a)(b)	45	44,263
Vistra Operations Co. LLC, 5.50%, 09/01/26 (Call 05/10/22)(a)	110	109,649

		284,082

Electronics — 0.2%
Schweitzer-Mauduit International Inc., 6.88%, 10/01/26 (Call 05/30/22)(a)	40	35,998

Energy - Alternate Sources — 0.3%
Enviva Partners LP/Enviva Partners Finance Corp., 6.50%, 01/15/26 (Call 05/31/22)(a)	25	25,474
Sunnova Energy Corp., 5.88%, 09/01/26 (Call 09/01/23)(a)(b)	45	41,371

		66,845

Engineering & Construction — 0.3%
Brundage-Bone Concrete Pumping Holdings Inc., 6.00%, 02/01/26 (Call 02/01/23)(a)	40	37,406
INNOVATE Corp., 8.50%, 02/01/26 (Call 02/01/23)(a)	35	33,785

		71,191

Entertainment — 2.8%
AMC Entertainment Holdings Inc., 10.00%, 06/15/26 (Call 06/15/23), (12.00% PIK)(a)	170	142,292
CCM Merger Inc., 6.38%, 05/01/26 (Call 11/01/22)(a)	30	29,927
Cinemark USA Inc., 5.88%, 03/15/26 (Call 03/15/23)(a)(b)	45	42,294
Empire Resorts Inc., 7.75%, 11/01/26 (Call 11/01/23)(a)	35	33,862
Golden Entertainment Inc., 7.63%, 04/15/26 (Call 05/31/22)(a)(b)	40	41,051
International Game Technology PLC, 4.13%, 04/15/26 (Call 04/15/23)(a)	85	79,880
Live Nation Entertainment Inc., 5.63%, 03/15/26 (Call 05/31/22)(a)	35	34,748
Merlin Entertainments Ltd., 5.75%, 06/15/26 (Call 03/17/26)(a)	45	44,159
Mohegan Gaming & Entertainment, 8.00%, 02/01/26 (Call 02/01/23)(a)	130	114,848
Raptor Acquisition Corp./Raptor Co-Issuer LLC, 4.88%, 11/01/26 (Call 11/01/22)(a)	40	37,606

		600,667

Environmental Control — 0.5%
GFL Environmental Inc., 5.13%, 12/15/26 (Call 12/15/22)(a)	55	54,074
Waste Pro USA Inc., 5.50%, 02/15/26 (Call 05/31/22)(a)	55	48,891

		102,965

Food — 1.2%
Albertsons Companies Inc./Safeway Inc./New
Albertsons LP/Albertsons LLC
3.25%, 03/15/26 (Call 09/15/22)(a)	85	77,710
7.50%, 03/15/26 (Call 05/31/22)(a)(b)	65	68,399
FAGE International SA/FAGE USA Dairy Industry Inc., 5.63%, 08/15/26 (Call 05/30/22)(a)	30	28,226
H-Food Holdings LLC/Hearthside Finance Co. Inc., 8.50%, 06/01/26 (Call 05/10/22)(a)	40	37,630
Sigma Holdco BV, 7.88%, 05/15/26 (Call 05/10/22)(a)	55	41,262

		253,227

Security	Par (000)	Value

Forest Products & Paper — 0.3%
Mercer International Inc., 5.50%, 01/15/26 (Call 05/31/22)	$35	$34,704
Resolute Forest Products Inc., 4.88%, 03/01/26 (Call 03/01/23)(a)	35	33,325

		68,029

Gas — 0.3%
AmeriGas Partners LP/AmeriGas Finance Corp., 5.88%, 08/20/26 (Call 05/20/26)	75	74,104

Health Care - Services — 6.1%
CHS/Community Health Systems Inc., 8.00%, 03/15/26 (Call 05/31/22)(a)	235	243,121
Hadrian Merger Sub Inc., 8.50%, 05/01/26 (Call 05/31/22)(a)	35	34,809
HCA Inc.
5.38%, 09/01/26 (Call 03/01/26)	110	112,658
5.88%, 02/15/26 (Call 08/15/25)	170	176,117
IQVIA Inc., 5.00%, 10/15/26 (Call 05/31/22)(a)	130	129,476
RegionalCare Hospital Partners Holdings Inc./LifePoint Health Inc., 9.75%, 12/01/26 (Call 05/31/22)(a)(b)	160	164,342
Select Medical Corp., 6.25%, 08/15/26 (Call 08/15/22)(a)	135	133,987
Tenet Healthcare Corp., 4.88%, 01/01/26 (Call 05/31/22)(a)	235	229,097
U.S. Acute Care Solutions LLC, 6.38%, 03/01/26 (Call 03/01/23)(a)	80	77,894

		1,301,501

Holding Companies - Diversified — 0.7%
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 6.25%, 05/15/26 (Call 05/31/22)	140	138,648

Home Builders — 0.5%
Forestar Group Inc., 3.85%, 05/15/26 (Call 05/15/23)(a)	45	40,473
K Hovnanian Enterprises Inc.
7.75%, 02/15/26 (Call 05/10/22)(a)	31	30,952
10.50%, 02/15/26 (Call 05/31/22)(a)	30	30,653

		102,078

Housewares — 1.2%
Newell Brands Inc., 4.45%, 04/01/26 (Call 01/01/26)	225	222,514
Scotts Miracle-Gro Co. (The), 5.25%, 12/15/26 (Call 05/16/22)	30	29,757

		252,271

Insurance — 1.1%
Acrisure LLC/Acrisure Finance Inc., 10.13%, 08/01/26 (Call 08/01/22)(a)	45	47,309
HUB International Ltd., 7.00%, 05/01/26 (Call 05/10/22)(a)	185	183,346

		230,655

Internet — 2.4%
Cogent Communications Group Inc., 3.50%, 05/01/26 (Call 02/01/26)(a)	55	52,349
Millennium Escrow Corp., 6.63%, 08/01/26 (Call 08/01/23)(a)	90	83,423
Netflix Inc., 4.38%, 11/15/26	110	109,140
Photo Holdings Merger Sub Inc., 8.50%, 10/01/26 (Call 10/01/22)(a)(b)	90	83,647
Uber Technologies Inc., 8.00%, 11/01/26 (Call 05/31/22)(a)	170	178,027

		506,586

Iron & Steel — 0.8%
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 07/15/26 (Call 05/30/22)(a)	65	65,963
Cleveland-Cliffs Inc., 6.75%, 03/15/26 (Call 05/31/22)(a)	95	99,580

		165,543

Leisure Time — 3.7%
Carnival Corp.
7.63%, 03/01/26 (Call 03/01/24)(a)	160	156,589
10.50%, 02/01/26 (Call 08/01/23)(a)	85	93,409
CWT Travel Group Inc., 8.50%, 11/19/26 (Call 11/19/22)(a)	70	69,217

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® iBonds® 2026 Term High Yield and Income ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Leisure Time (continued)
Life Time Inc.
5.75%, 01/15/26 (Call 01/15/23)(a)	$104	$101,051
8.00%, 04/15/26 (Call 02/01/23)(a)(b)	55	53,727
NCL Corp. Ltd., 5.88%, 03/15/26 (Call 12/15/25)(a)	160	147,079
Royal Caribbean Cruises Ltd.
4.25%, 07/01/26 (Call 01/01/26)(a)(b)	75	67,893
5.50%, 08/31/26 (Call 02/28/26)(a)(b)	110	102,520

		791,485

Lodging — 1.9%
Genting New York LLC, 3.30%, 02/15/26 (Call 01/15/26)(a)	55	50,405
Melco Resorts Finance Ltd., 5.25%, 04/26/26 (Call 05/30/22)(d)	50	43,685
MGM China Holdings Ltd., 5.88%, 05/15/26 (Call 05/15/22)(a)	100	88,970
MGM Resorts International, 4.63%, 09/01/26 (Call 06/01/26)	45	42,387
Travel + Leisure Co., 6.63%, 07/31/26 (Call 04/30/26)(a)	75	76,706
Wynn Macau Ltd., 5.50%, 01/15/26 (Call 06/15/22)(a)	115	99,726

		401,879

Machinery — 1.1%
Manitowoc Co. Inc. (The), 9.00%, 04/01/26 (Call 05/16/22)(a)	35	36,225
Stevens Holding Co. Inc., 6.13%, 10/01/26 (Call 10/01/23)(a)	45	45,636
Titan Acquisition Ltd./Titan Co-Borrower LLC, 7.75%, 04/15/26 (Call 05/30/22)(a)	75	73,178
Weir Group PLC (The), 2.20%, 05/13/26 (Call 04/13/26)(a)	90	81,621

		236,660

Manufacturing — 1.1%
EnPro Industries Inc., 5.75%, 10/15/26 (Call 05/31/22)	40	40,248
FXI Holdings Inc., 12.25%, 11/15/26 (Call 11/15/22)(a)	85	90,871
Gates Global LLC/Gates Corp., 6.25%, 01/15/26 (Call 05/31/22)(a)(b)	65	63,745
Hillenbrand Inc., 5.00%, 09/15/26 (Call 07/15/26)	40	39,110

		233,974

Media — 5.8%
Beasley Mezzanine Holdings LLC, 8.63%, 02/01/26 (Call 02/01/23)(a)(b)	35	32,605
CCO Holdings LLC/CCO Holdings Capital Corp., 5.50%, 05/01/26 (Call 05/31/22)(a)(b)	85	85,212
Cumulus Media New Holdings Inc., 6.75%, 07/01/26 (Call 07/01/22)(a)(b)	50	49,942
DISH DBS Corp.
5.25%, 12/01/26 (Call 06/01/26)(a)	310	285,132
7.75%, 07/01/26	225	214,821
Gannett Holdings LLC, 6.00%, 11/01/26 (Call 11/01/23)(a)	45	40,977
Gray Television Inc., 5.88%, 07/15/26 (Call 05/31/22)(a)	80	80,701
iHeartCommunications Inc., 6.38%, 05/01/26 (Call 05/16/22)	90	90,201
Radiate Holdco LLC/Radiate Finance Inc., 4.50%, 09/15/26 (Call 09/15/23)(a)	100	92,273
Sirius XM Radio Inc., 3.13%, 09/01/26 (Call 09/01/23)(a)(b)	110	101,337
Spanish Broadcasting System Inc., 9.75%, 03/01/26 (Call 09/01/23)(a)	35	34,411
TEGNA Inc., 4.75%, 03/15/26 (Call 03/15/23)(a)(b)	60	59,587
Townsquare Media Inc., 6.88%, 02/01/26 (Call 02/01/23)(a)	60	59,897

		1,227,096

Mining — 1.1%
Constellium SE, 5.88%, 02/15/26 (Call 05/30/22)(a)	30	29,713
Hudbay Minerals Inc., 4.50%, 04/01/26 (Call 04/01/23)(d)	60	55,356
JW Aluminum Continuous Cast Co., 10.25%, 06/01/26 (Call 05/16/22)(a)	30	30,959
Novelis Corp., 3.25%, 11/15/26 (Call 11/15/23)(a)	85	77,625
Taseko Mines Ltd., 7.00%, 02/15/26 (Call 02/15/23)(a)	45	44,635

		238,288

Security	Par (000)	Value

Oil & Gas — 8.9%
Aethon United BR LP/Aethon United Finance Corp., 8.25%, 02/15/26 (Call 02/15/23)(a)	$85	$87,785
Antero Resources Corp., 8.38%, 07/15/26 (Call 01/15/24)(a)	38	40,972
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 7.00%, 11/01/26 (Call 05/31/22)(a)	65	65,480
Athabasca Oil Corp., 9.75%, 11/01/26 (Call 11/01/24)(a)	35	37,119
Berry Petroleum Co. LLC, 7.00%, 02/15/26 (Call 05/31/22)(a)	45	44,064
California Resources Corp., 7.13%, 02/01/26 (Call 02/01/23)(a)(b)	65	66,344
Callon Petroleum Co., 6.38%, 07/01/26 (Call 05/31/22)	35	34,011
Centennial Resource Production LLC, 5.38%, 01/15/26 (Call 05/31/22)(a)	30	29,241
Chesapeake Energy Corp., 5.50%, 02/01/26 (Call 02/05/23)(a)	55	54,564
Civitas Resources Inc., 5.00%, 10/15/26 (Call 10/15/23)(a)	43	40,982
Colgate Energy Partners III LLC, 7.75%, 02/15/26 (Call 02/15/24)(a)	35	36,663
Energy Ventures Gom LLC/EnVen Finance Corp., 11.75%, 04/15/26 (Call 04/15/23)(a)	27	28,063
Gulfport Energy Corp., 8.00%, 05/17/26 (Call 05/17/24)	60	61,820
Harbour Energy PLC, 5.50%, 10/15/26 (Call 10/15/23)(a)	55	53,223
Independence Energy Finance LLC, 7.25%, 05/01/26 (Call 05/01/23)(a)	80	78,799
Ithaca Energy North Sea PLC, 9.00%, 07/15/26 (Call 07/15/23)(a)	75	76,537
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.00%, 08/01/26 (Call 05/10/22)(a)	45	45,037
Matador Resources Co., 5.88%, 09/15/26 (Call 05/16/22)	120	117,748
Moss Creek Resources Holdings Inc., 7.50%, 01/15/26 (Call 05/31/22)(a)	80	73,487
Nabors Industries Ltd., 7.25%, 01/15/26 (Call 07/15/22)(a)	65	63,608
Oasis Petroleum Inc., 6.38%, 06/01/26 (Call 06/01/23)(a)(b)	45	45,223
Occidental Petroleum Corp.
3.20%, 08/15/26 (Call 06/15/26)	70	65,806
3.40%, 04/15/26 (Call 01/15/26)	75	71,408
5.55%, 03/15/26 (Call 12/15/25)	120	122,971
PDC Energy Inc., 5.75%, 05/15/26 (Call 05/31/22)(b)	85	82,742
Penn Virginia Holdings LLC., 9.25%, 08/15/26 (Call 08/15/23)(a)	45	46,550
Petrofac Ltd., 9.75%, 11/15/26 (Call 11/15/23)(a)	65	60,787
Precision Drilling Corp., 7.13%, 01/15/26 (Call 05/16/22)(a)	40	40,068
SM Energy Co., 6.75%, 09/15/26 (Call 05/31/22)	45	44,955
Strathcona Resources Ltd., 6.88%, 08/01/26 (Call 08/01/23)(a)	55	53,244
Talos Production Inc., 12.00%, 01/15/26 (Call 01/15/23)	70	75,349
Tap Rock Resources LLC, 7.00%, 10/01/26 (Call 10/01/23)(a)(b)	55	55,555

		1,900,205

Oil & Gas Services — 0.9%
TechnipFMC PLC, 6.50%, 02/01/26 (Call 02/01/23)(a)	71	73,840
USA Compression Partners LP/USA Compression Finance Corp., 6.88%, 04/01/26 (Call 05/31/22)	80	78,533
Welltec International ApS, 8.25%, 10/15/26 (Call 10/15/23)(a)	35	35,331

		187,704

Packaging & Containers — 2.9%
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., 4.13%, 08/15/26 (Call 08/15/22)(a)	135	125,226
Ball Corp., 4.88%, 03/15/26 (Call 12/15/25)	85	85,620
Berry Global Inc., 4.50%, 02/15/26 (Call 05/31/22)(a)(b)	36	35,440
Crown Americas LLC / Crown Americas Capital Corp VI, 4.25%, 09/30/26 (Call 03/31/26)(b)	45	43,581
Crown Cork & Seal Co. Inc., 7.38%, 12/15/26	40	42,609
Duke Energy Carolinas LLC, 4.75%, 02/01/26 (Call 05/31/22)	100	99,722
LABL Inc., 6.75%, 07/15/26 (Call 07/15/22)(a)	80	76,987

32	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® iBonds® 2026 Term High Yield and Income ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Packaging & Containers (continued)
Trivium Packaging Finance BV, 5.50%, 08/15/26 (Call 08/15/22)(a)	$115	$111,149

		620,334

Pharmaceuticals — 1.4%
Bausch Health Americas Inc., 9.25%, 04/01/26 (Call 05/31/22)(a)(b)	170	168,623
Perrigo Finance Unlimited Co., 4.38%, 03/15/26 (Call 12/15/25)	80	77,433
PRA Health Sciences Inc., 2.88%, 07/15/26 (Call 07/15/23)(a)(b)	60	55,559

		301,615

Pipelines — 5.1%
Antero Midstream Partners LP/Antero Midstream Finance Corp., 7.88%, 05/15/26 (Call 05/15/23)(a)	60	62,744
Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.63%, 07/15/26 (Call 05/31/22)(a)	35	35,044
Buckeye Partners LP, 3.95%, 12/01/26 (Call 09/01/26)	65	61,324
EnLink Midstream Partners LP, 4.85%, 07/15/26 (Call 04/15/26)	55	53,628
EQM Midstream Partners LP, 4.13%, 12/01/26 (Call 09/01/26)	55	51,055
Genesis Energy LP/Genesis Energy Finance Corp., 6.25%, 05/15/26 (Call 05/31/22)	40	37,508
Hess Midstream Operations LP, 5.63%, 02/15/26 (Call 05/31/22)(a)	90	90,058
New Fortress Energy Inc., 6.50%, 09/30/26 (Call 03/31/23)(a)	170	164,417
NGL Energy Operating LLC/NGL Energy Finance Corp., 7.50%, 02/01/26 (Call 02/01/23)(a)	230	216,773
NGL Energy Partners LP/NGL Energy Finance Corp., 7.50%, 04/15/26 (Call 05/31/22)(b)	35	29,311
Northriver Midstream Finance LP, 5.63%, 02/15/26 (Call 10/15/22)(a)	60	58,631
NuStar Logistics LP, 6.00%, 06/01/26 (Call 03/01/26)	55	54,756
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 8.50%, 10/15/26 (Call 10/15/23)(a)	80	74,830
TransMontaigne Partners LP/TLP Finance Corp., 6.13%, 02/15/26 (Call 05/16/22)	35	34,116
Western Midstream Operating LP, 4.65%, 07/01/26 (Call 04/01/26)	55	54,222

		1,078,417

Real Estate Investment Trusts — 2.7%
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL, 5.75%, 05/15/26 (Call 05/15/22)(a)	105	101,912
GEO Group Inc. (The), 6.00%, 04/15/26 (Call 05/31/22)	40	32,252
HAT Holdings I LLC/HAT Holdings II LLC, 3.38%, 06/15/26 (Call 03/15/26)(a)	110	101,467
iStar Inc., 5.50%, 02/15/26 (Call 08/15/22)(b)	45	43,784
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer Inc., 4.50%, 09/01/26 (Call 06/01/26)	0	—
MPT Operating Partnership LP/MPT Finance Corp., 5.25%, 08/01/26 (Call 05/31/22)	55	55,070
RLJ Lodging Trust LP, 3.75%, 07/01/26 (Call 07/01/23)(a)	55	51,182
Service Properties Trust
4.75%, 10/01/26 (Call 08/01/26)	50	43,442
5.25%, 02/15/26 (Call 08/15/25)	40	35,803
Starwood Property Trust Inc., 3.63%, 07/15/26 (Call 01/15/26)(a)	45	41,403
VICI Properties LP/VICI Note Co. Inc., 4.50%, 09/01/26(a)	70	67,250

		573,565

Retail — 4.5%
99 Escrow Issuer Inc., 7.50%, 01/15/26 (Call 01/15/23)(a)	40	26,682
Beacon Roofing Supply Inc., 4.50%, 11/15/26 (Call 11/15/22)(a)	35	34,131
CEC Entertainment LLC, 6.75%, 05/01/26 (Call 05/01/23)(a)(b)	75	71,339
Ferrellgas LP/Ferrellgas Finance Corp., 5.38%, 04/01/26 (Call 04/01/23)(a)(b)	75	68,142
Guitar Center Inc., 8.50%, 01/15/26 (Call 01/15/23)(a)	60	60,082

Security	Par/ Shares (000)	Value

Retail (continued)
LSF9 Atlantis Holdings LLC/Victra Finance Corp., 7.75%, 02/15/26 (Call 02/15/23)(a)	$90	$81,127
NMG Holding Co. Inc./Neiman Marcus Group LLC, 7.13%, 04/01/26 (Call 04/01/23)(a)(b)	125	124,776
Party City Holdings Inc., 8.75%, 02/15/26 (Call 08/15/23)(a)	85	78,081
Rite Aid Corp., 8.00%, 11/15/26 (Call 01/15/23)(a)(b)	95	79,789
Specialty Building Products Holdings LLC/SBP Finance Corp., 6.38%, 09/30/26 (Call 09/30/22)(a)	80	78,594
Staples Inc., 7.50%, 04/15/26 (Call 05/31/22)(a)(b)	225	214,823
White Cap Parent LLC, 8.25%, 03/15/26 (Call 05/31/22), (9.00% PIK)(a)(c)	35	34,039

		951,605

Software — 1.2%
ACI Worldwide Inc., 5.75%, 08/15/26 (Call 05/31/22)(a)	45	45,615
Boxer Parent Co. Inc., 9.13%, 03/01/26 (Call 05/10/22)(a)	40	40,491
Camelot Finance SA, 4.50%, 11/01/26 (Call 11/01/22)(a)	80	75,585
Consensus Cloud Solutions Inc., 6.00%, 10/15/26 (Call 10/15/23)(a)	35	33,414
Fair Isaac Corp., 5.25%, 05/15/26 (Call 02/15/26)(a)	45	45,238
Skillz Inc., 10.25%, 12/15/26 (Call 12/15/23)(a)(b)	35	24,553

		264,896

Telecommunications — 6.7%
CommScope Inc., 6.00%, 03/01/26 (Call 05/31/22)(a)	170	160,745
Connect Finco Sarl/Connect U.S. Finco LLC, 6.75%, 10/01/26 (Call 10/01/22)(a)	230	225,062
Hughes Satellite Systems Corp.
5.25%, 08/01/26	85	83,173
6.63%, 08/01/26(b)	85	85,088
Iliad Holding SAS, 6.50%, 10/15/26 (Call 10/15/23)(a)	140	134,816
Level 3 Financing Inc., 5.25%, 03/15/26 (Call 05/31/22)	85	82,823
Lumen Technologies Inc., 5.13%, 12/15/26 (Call 12/15/22)(a)(b)	140	126,857
Sprint Corp., 7.63%, 03/01/26 (Call 11/01/25)	170	185,069
Telesat Canada/Telesat LLC, 5.63%, 12/06/26 (Call 12/06/23)(a)	55	39,278
T-Mobile USA Inc.
2.25%, 02/15/26 (Call 02/15/23)(b)	110	101,119
2.25%, 02/15/26 (Call 02/15/23)(a)	90	82,981
2.63%, 04/15/26 (Call 04/15/23)	135	125,914

		1,432,925

Toys, Games & Hobbies — 0.3%
Mattel Inc., 3.38%, 04/01/26 (Call 04/01/23)(a)	65	63,218

Water — 0.2%
Solaris Midstream Holdings LLC, 7.63%, 04/01/26 (Call 04/01/23)(a)	45	46,223

Total Corporate Bonds & Notes — 97.8% (Cost: $22,101,246)		20,857,447

Short-Term Investments

Money Market Funds — 17.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.38%(e)(f)(g)	3,263	3,262,811

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® iBonds® 2026 Term High Yield and Income ETF (Percentages shown are based on Net Assets)

Security	Shares (000)	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.34%(e)(f)	560	$560,000

		3,822,811

Total Short-Term Investments — 17.9% (Cost: $3,822,282)		3,822,811

Total Investments in Securities — 115.7% (Cost: $25,923,528)		24,680,258

Other Assets, Less Liabilities — (15.7)%		(3,344,516)

Net Assets — 100.0%		$21,335,742

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/22	Shares Held at 04/30/22 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency
Shares	$1,830,858	$1,432,771	(a)	$—	$(1,347)	$529	$3,262,811	3,263	$3,762	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency
Shares	520,000	40,000	(a)	—	—	—	560,000	560	106		—

					$(1,347)	$529	$3,822,811		$3,868		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments

Assets
Corporate Bonds & Notes	$—	$20,857,447	$—	$20,857,447
Money Market Funds	3,822,811	—	—	3,822,811

	$3,822,811	$20,857,447	$—	$24,680,258

See notes to financial statements.

34	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) April 30, 2022	iShares® iBonds® 2027 Term High Yield and Income ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 1.5%
Clear Channel Outdoor Holdings Inc., 5.13%, 08/15/27 (Call 08/15/22)(a)	$75	$70,532
Outfront Media Capital LLC/Outfront Media Capital Corp., 5.00%, 08/15/27 (Call 08/15/22)(a)	40	37,893
Terrier Media Buyer Inc., 8.88%, 12/15/27 (Call 12/15/22)(a)	60	58,674

		167,099

Aerospace & Defense — 3.7%
Bombardier Inc., 7.88%, 04/15/27 (Call 05/30/22)(a)	115	107,158
Hexcel Corp., 4.20%, 02/15/27 (Call 11/15/26)	25	24,531
Howmet Aerospace Inc., 5.90%, 02/01/27	35	35,950
Moog Inc., 4.25%, 12/15/27 (Call 12/15/22)(a)	30	28,173
Rolls-Royce PLC, 5.75%, 10/15/27 (Call 07/15/27)(a)	60	57,954
TransDigm Inc.
5.50%, 11/15/27 (Call 11/15/22)	155	142,154
7.50%, 03/15/27 (Call 05/31/22)	30	30,224

		426,144

Agriculture — 0.3%
Darling Ingredients Inc., 5.25%, 04/15/27 (Call 05/10/22)(a)	30	30,090

Airlines — 0.3%
American Airlines Pass Through Trust, Series 2015-1, Class A, 3.38%, 11/01/28	37	34,649

Apparel — 0.3%
William Carter Co. (The), 5.63%, 03/15/27 (Call 05/31/22)(a)	30	29,890

Auto Manufacturers — 2.5%
Allison Transmission Inc., 4.75%, 10/01/27 (Call 10/01/22)(a)(b)	25	24,100
Ford Motor Credit Co. LLC
3.82%, 11/02/27 (Call 08/02/27)	45	40,951
4.13%, 08/17/27 (Call 06/17/27)	70	64,911
4.27%, 01/09/27 (Call 11/09/26)	55	52,033
4.95%, 05/28/27 (Call 04/28/27)	85	82,637
Jaguar Land Rover Automotive PLC, 4.50%, 10/01/27 (Call 07/01/27)(a)	30	24,994

		289,626

Auto Parts & Equipment — 2.0%
American Axle & Manufacturing Inc., 6.50%, 04/01/27 (Call 05/31/22)	30	28,065
Clarios Global LP/Clarios US Finance Co., 8.50%, 05/15/27 (Call 05/31/22)(a)	115	115,180
Dana Inc., 5.38%, 11/15/27 (Call 11/15/22)	25	23,655
Goodyear Tire & Rubber Co. (The), 4.88%, 03/15/27 (Call 12/15/26)(b)	40	37,215
IHO Verwaltungs GmbH, 6.00%, 05/15/27 (Call 05/15/22), (6.75% PIK)(a)(c)	25	23,295

		227,410

Banks — 0.3%
Freedom Mortgage Corp., 6.63%, 01/15/27 (Call 01/15/24)(a)	35	30,255

Building Materials — 1.3%
Builders FirstSource Inc., 6.75%, 06/01/27 (Call 06/01/22)(a)	31	31,961
Eco Material Technologies Inc., 7.88%, 01/31/27 (Call 01/31/24)(a)	30	29,029
Jeld-Wen Inc., 4.88%, 12/15/27 (Call 12/15/22)(a)	25	22,696
Standard Industries Inc./NJ, 5.00%, 02/15/27 (Call 05/31/22)(a)	50	47,432
Summit Materials LLC/Summit Materials Finance Corp., 6.50%, 03/15/27 (Call 05/10/22)(a)	15	14,967

		146,085

Security	Par (000)	Value

Chemicals — 2.0%
Cerdia Finanz GmbH, 10.50%, 02/15/27 (Call 02/15/24)(a)	$35	$31,062
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV, 4.75%, 06/15/27 (Call 06/15/23)(a)	30	28,514
Chemours Co. (The), 5.38%, 05/15/27 (Call 02/15/27)(b)	30	29,226
HB Fuller Co., 4.00%, 02/15/27 (Call 11/15/26)	15	14,159
Methanex Corp., 5.13%, 10/15/27 (Call 04/15/27)	40	38,495
Olin Corp., 5.13%, 09/15/27 (Call 05/31/22)	30	29,606
SPCM SA, 3.13%, 03/15/27 (Call 03/15/24)(a)	20	17,672
WR Grace Holdings LLC, 4.88%, 06/15/27 (Call 06/15/23)(a)(b)	45	42,301

		231,035

Commercial Services — 5.2%
Albion Financing 2SARL, 8.75%, 04/15/27 (Call 10/15/23)(a)(b)	25	23,732
Allied Universal Holdco LLC/Allied Universal Finance Corp., 9.75%, 07/15/27 (Call 07/15/22)(a)	60	58,279
AMN Healthcare Inc., 4.63%, 10/01/27 (Call 10/01/22)(a)	30	28,822
APX Group Inc., 6.75%, 02/15/27 (Call 02/15/23)(a)(b)	35	34,683
Avis Budget Car Rental LLC/Avis Budget Finance Inc., 5.75%, 07/15/27 (Call 07/15/22)(a)	45	44,502
Brink’s Co. (The), 4.63%, 10/15/27 (Call 10/15/22)(a)	35	33,168
CoreCivic Inc., 4.75%, 10/15/27 (Call 07/15/27)	15	13,220
Garda World Security Corp.
4.63%, 02/15/27 (Call 02/15/23)(a)	35	31,851
9.50%, 11/01/27 (Call 11/01/22)(a)	35	34,573
Herc Holdings Inc., 5.50%, 07/15/27 (Call 07/15/22)(a)	70	68,579
Korn Ferry, 4.63%, 12/15/27 (Call 12/15/22)(a)	25	23,865
Prime Security Services Borrower LLC/Prime Finance Inc., 3.38%, 08/31/27 (Call 08/31/26)(a)	60	51,406
Service Corp. International/U.S., 4.63%, 12/15/27
(Call 12/15/22)	30	29,230
Sotheby’s, 7.38%, 10/15/27 (Call 10/15/22)(a)	45	44,350
United Rentals North America Inc., 5.50%, 05/15/27 (Call 05/31/22)(b)	70	71,566

		591,826

Computers — 1.2%
NCR Corp., 5.75%, 09/01/27 (Call 09/01/22)(a)	30	28,980
Presidio Holdings Inc., 4.88%, 02/01/27 (Call 02/01/23)(a)	30	28,727
Seagate HDD Cayman, 4.88%, 06/01/27 (Call 03/01/27)	30	29,145
Unisys Corp., 6.88%, 11/01/27 (Call 11/01/23)(a)	25	25,071
Vericast Corp./Harland Clarke/Checks in the Mail/Valassis Comm/Valassis Direct, 13.00%, 10/15/27 (Call 10/15/22)(a)	20	23,800

		135,723

Distribution & Wholesale — 0.8%
BCPE Empire Holdings Inc., 7.63%, 05/01/27 (Call 05/01/23)(a)	40	37,483
IAA Inc., 5.50%, 06/15/27 (Call 06/15/22)(a)	30	29,350
Univar Solutions USA Inc., 5.13%, 12/01/27 (Call 12/01/22)(a)	30	28,920

		95,753

Diversified Financial Services — 2.2%
Advisor Group Holdings Inc., 10.75%, 08/01/27 (Call 08/01/22)(a)	20	21,100
Castlelake Aviation Finance DAC, 5.00%, 04/15/27 (Call 04/15/24)(a)	25	22,508
LPL Holdings Inc., 4.63%, 11/15/27 (Call 11/15/22)(a)	25	23,767
Nationstar Mortgage Holdings Inc., 6.00%, 01/15/27 (Call 01/15/23)(a)	35	33,983
Navient Corp., 5.00%, 03/15/27 (Call 09/15/26)	40	36,450
OneMain Finance Corp., 3.50%, 01/15/27 (Call 01/15/24)(b)	45	39,605
Oxford Finance LLC/Oxford Finance Co-Issuer II Inc., 6.38%, 02/01/27 (Call 02/01/24)(a)	25	25,347
United Wholesale Mortgage LLC, 5.75%, 06/15/27 (Call 06/15/24)(a)	30	26,028

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® iBonds® 2027 Term High Yield and Income ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
VistaJet Malta Finance PLC/XO Management Holding Inc., 7.88%, 05/01/27(a)	$25	$23,543

		252,331

Electric — 2.9%
FirstEnergy Corp., Series B, 4.15%, 07/15/27 (Call 04/15/27)	90	87,330
NextEra Energy Operating Partners LP, 4.50%, 09/15/27 (Call 06/15/27)(a)	30	28,402
NRG Energy Inc., 6.63%, 01/15/27 (Call 05/16/22)	20	20,221
Talen Energy Supply LLC, 7.25%, 05/15/27 (Call 05/31/22)(a)(b)	50	47,903
Vistra Operations Co. LLC
5.00%, 07/31/27 (Call 07/31/22)(a)(b)	75	71,971
5.63%, 02/15/27 (Call 05/10/22)(a)(b)	75	73,978

		329,805

Electrical Components & Equipment — 0.2%
EnerSys, 4.38%, 12/15/27 (Call 09/15/27)(a)	20	18,642

Engineering & Construction — 0.7%
AECOM, 5.13%, 03/15/27 (Call 12/15/26)	60	59,336
Promontoria Holding 264 BV, 7.88%, 03/01/27 (Call 03/01/24)(a)	25	23,869

		83,205

Entertainment — 4.6%
Affinity Gaming, 6.88%, 12/15/27 (Call 12/01/23)(a)	30	28,197
Caesars Entertainment Inc., 8.13%, 07/01/27 (Call 07/01/23)(a)(b)	105	109,718
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op, 5.38%, 04/15/27 (Call 05/31/22)	30	29,179
Churchill Downs Inc., 5.50%, 04/01/27 (Call 05/31/22)(a)	35	34,433
International Game Technology PLC, 6.25%, 01/15/27 (Call 07/15/26)(a)	45	45,750
Live Nation Entertainment Inc.
4.75%, 10/15/27 (Call 10/15/22)(a)	55	51,701
6.50%, 05/15/27 (Call 05/15/23)(a)	70	72,126
Motion Bondco DAC, 6.63%, 11/15/27 (Call 11/15/22)(a)(b)	25	23,017
Peninsula Pacific Entertainment LLC/Peninsula Pacific Entertainment Finance Inc., 8.50%, 11/15/27 (Call 11/15/23)(a)	50	54,760
Penn National Gaming Inc., 5.63%, 01/15/27 (Call 05/31/22)(a)	25	23,950
Six Flags Entertainment Corp., 5.50%, 04/15/27 (Call 05/31/22)(a)	30	29,436
Speedway Motorsports LLC/Speedway Funding II Inc., 4.88%, 11/01/27 (Call 11/01/22)(a)	20	19,074

		521,341

Environmental Control — 0.5%
Clean Harbors Inc., 4.88%, 07/15/27 (Call 07/15/22)(a)	30	29,617
Harsco Corp., 5.75%, 07/31/27 (Call 07/31/22)(a)	30	27,314

		56,931

Food — 2.1%
Albertsons Companies Inc./Safeway Inc./New Albertsons LP/Albertsons LLC, 4.63%, 01/15/27 (Call 01/15/23)(a)	80	74,933
B&G Foods Inc., 5.25%, 09/15/27 (Call 05/31/22)	30	27,474
Performance Food Group Inc., 5.50%, 10/15/27 (Call 10/15/22)(a)	60	58,190
Pilgrim’s Pride Corp., 5.88%, 09/30/27 (Call 09/30/22)(a)	50	50,349
Post Holdings Inc., 5.75%, 03/01/27 (Call 05/16/22)(a)	25	24,730

		235,676

Gas — 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp., 5.75%, 05/20/27 (Call 02/20/27)	30	29,460

Security	Par (000)	Value

Health Care - Products — 0.2%
Teleflex Inc., 4.63%, 11/15/27 (Call 11/15/22)	$30	$29,339

Health Care - Services — 5.6%
Catalent Pharma Solutions Inc., 5.00%, 07/15/27 (Call 07/15/22)(a)	30	29,197
Centene Corp., 4.25%, 12/15/27 (Call 12/15/22)	145	140,644
CHS/Community Health Systems Inc.
5.63%, 03/15/27 (Call 12/15/23)(a)	110	104,937
8.00%, 12/15/27 (Call 12/15/22)(a)	40	41,483
IQVIA Inc., 5.00%, 05/15/27 (Call 05/31/22)(a)	65	64,490
Legacy LifePoint Health LLC, 4.38%, 02/15/27 (Call 05/31/22)(a)	35	32,388
Surgery Center Holdings Inc., 10.00%, 04/15/27
(Call 05/31/22)(a)	30	31,371
Tenet Healthcare Corp.
5.13%, 11/01/27 (Call 11/01/22)(a)	90	87,791
6.25%, 02/01/27 (Call 05/31/22)(a)	85	84,383
US Renal Care Inc., 10.63%, 07/15/27 (Call 07/15/22)(a)	30	26,087

		642,771

Holding Companies - Diversified — 0.7%
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.25%, 05/15/27 (Call 11/15/26)	85	79,433

Home Builders — 1.7%
Beazer Homes USA Inc., 5.88%, 10/15/27 (Call 10/15/22)(b)	20	18,368
Brookfield Residential Properties Inc./Brookfield Residential U.S. LLC, 6.25%, 09/15/27 (Call 09/15/22)(a)	35	32,823
Century Communities Inc., 6.75%, 06/01/27 (Call 06/01/22)	25	25,266
KB Home, 6.88%, 06/15/27 (Call 12/15/26)	15	15,563
Mattamy Group Corp., 5.25%, 12/15/27 (Call 12/15/22)(a)	30	28,055
Meritage Homes Corp., 5.13%, 06/06/27 (Call 12/06/26)	20	19,710
Taylor Morrison Communities Inc.
5.88%, 06/15/27 (Call 03/15/27)(a)	30	29,784
6.63%, 07/15/27 (Call 07/15/22)(a)	10	10,054
Tri Pointe Homes Inc., 5.25%, 06/01/27 (Call 12/01/26)	20	19,403

		199,026

Insurance — 1.5%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
4.25%, 10/15/27 (Call 10/15/23)(a)	45	41,518
6.75%, 10/15/27 (Call 10/15/22)(a)	80	75,721
GTCR AP Finance Inc., 8.00%, 05/15/27 (Call 05/31/22)(a)	30	29,901
Radian Group Inc., 4.88%, 03/15/27 (Call 09/15/26)	25	23,922

		171,062

Internet — 2.1%
Cablevision Lightpath LLC, 3.88%, 09/15/27 (Call 09/15/23)(a)	25	22,020
Getty Images Inc., 9.75%, 03/01/27 (Call 05/16/22)(a)	15	15,572
Go Daddy Operating Co. LLC/GD Finance Co. Inc., 5.25%, 12/01/27 (Call 06/01/22)(a)	35	34,613
GrubHub Holdings Inc., 5.50%, 07/01/27 (Call 07/01/22)(a)	30	25,756
Match Group Holdings II LLC, 5.00%, 12/15/27 (Call 12/15/22)(a)	25	24,345
Northwest Fiber LLC/Northwest Fiber Finance Sub Inc., 4.75%, 04/30/27 (Call 10/15/23)(a)	20	18,247
Twitter Inc., 3.88%, 12/15/27 (Call 09/15/27)(a)	35	34,334
Uber Technologies Inc., 7.50%, 09/15/27 (Call 09/15/22)(a)	70	72,035

		246,922

Iron & Steel — 0.8%
Allegheny Technologies Inc., 5.88%, 12/01/27 (Call 12/01/22)	20	19,323
Cleveland-Cliffs Inc., 5.88%, 06/01/27 (Call 06/01/22)	30	30,042
Mineral Resources Ltd., 8.13%, 05/01/27 (Call 05/31/22)(a)	40	40,843

		90,208

36	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® iBonds® 2027 Term High Yield and Income ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Leisure Time — 3.8%
Carnival Corp.
5.75%, 03/01/27 (Call 12/01/26)(a)(b)	$205	$186,611
9.88%, 08/01/27 (Call 02/01/24)(a)	50	53,953
Lindblad Expeditions LLC, 6.75%, 02/15/27 (Call 02/15/24)(a)	20	19,655
NCL Corp. Ltd., 5.88%, 02/15/27 (Call 02/15/24)(a)	60	57,301
Royal Caribbean Cruises Ltd, 5.38%, 07/15/27 (Call 10/15/26)(a)	60	55,135
Royal Caribbean Cruises Ltd., 7.50%, 10/15/27	15	15,245
Viking Cruises Ltd., 5.88%, 09/15/27 (Call 09/15/22)(a)	50	42,454

		430,354

Lodging — 2.6%
Boyd Gaming Corp., 4.75%, 12/01/27 (Call 12/01/22)	60	56,788
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/27 (Call 05/16/22)	35	34,865
Melco Resorts Finance Ltd., 5.63%, 07/17/27 (Call 07/17/22)(d)	35	29,866
MGM China Holdings Ltd., 4.75%, 02/01/27 (Call 02/01/24)(a)	40	33,639
MGM Resorts International, 5.50%, 04/15/27 (Call 01/15/27)	40	38,835
Travel + Leisure Co., 6.00%, 04/01/27 (Call 01/01/27)	25	24,996
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 05/15/27 (Call 02/15/27)(a)(b)	50	46,048
Wynn Macau Ltd., 5.50%, 10/01/27 (Call 10/01/22)(a)	45	36,718

		301,755

Machinery — 0.9%
Granite US Holdings Corp., 11.00%, 10/01/27 (Call 10/01/22)(a)	15	15,469
TK Elevator U.S. Newco Inc., 5.25%, 07/15/27 (Call 07/15/23)(a)	90	84,416

		99,885

Manufacturing — 0.2%
Amsted Industries Inc., 5.63%, 07/01/27 (Call 07/01/22)(a)	25	24,875

Media — 9.9%
Audacy Capital Corp., 6.50%, 05/01/27 (Call 05/16/22)(a)	25	21,504
CCO Holdings LLC/CCO Holdings Capital Corp., 5.13%, 05/01/27 (Call 05/31/22)(a)(b)	190	185,125
CSC Holdings LLC, 5.50%, 04/15/27 (Call 05/31/22)(a)	75	72,451
Directv Financing LLC/Directv Financing Co-Obligor Inc., 5.88%, 08/15/27 (Call 08/15/23)(a)	215	202,737
Gray Television Inc., 7.00%, 05/15/27 (Call 05/15/22)(a)(b)	45	46,605
iHeartCommunications Inc.
5.25%, 08/15/27 (Call 08/15/22)(a)	45	42,218
8.38%, 05/01/27 (Call 05/16/22)	85	84,139
LCPR Senior Secured Financing DAC, 6.75%, 10/15/27 (Call 10/15/22)(a)	67	66,660
Midcontinent Communications/Midcontinent Finance Corp., 5.38%, 08/15/27 (Call 08/15/22)(a)	20	19,535
Nexstar Media Inc., 5.63%, 07/15/27 (Call 07/15/22)(a)	105	102,235
Scripps Escrow Inc., 5.88%, 07/15/27 (Call 07/15/22)(a)(b)	30	28,690
Sinclair Television Group Inc., 5.13%, 02/15/27 (Call 05/16/22)(a)	20	17,525
Sirius XM Radio Inc., 5.00%, 08/01/27 (Call 08/01/22)(a)	90	86,838
Univision Communications Inc., 6.63%, 06/01/27 (Call 06/01/23)(a)	90	90,545
Videotron Ltd., 5.13%, 04/15/27 (Call 05/30/22)(a)	35	34,305
Ziggo Bond Co. BV, 6.00%, 01/15/27 (Call 05/30/22)(a)(b)	35	34,379

		1,135,491

Metal Fabricate & Hardware — 0.3%
Advanced Drainage Systems Inc., 5.00%, 09/30/27 (Call 09/30/22)(a)	20	19,544
Park-Ohio Industries Inc., 6.63%, 04/15/27 (Call 05/31/22)	20	15,178

		34,722

Mining — 1.2%
Alcoa Nederland Holding BV, 5.50%, 12/15/27 (Call 06/15/23)(a)	45	44,787

Security	Par (000)	Value

Mining (continued)
Compass Minerals International Inc., 6.75%, 12/01/27 (Call 12/01/22)(a)	$30	$30,357
FMG Resources August 2006 Pty Ltd., 4.50%, 09/15/27 (Call 06/15/27)(a)	35	33,501
New Gold Inc., 7.50%, 07/15/27 (Call 07/15/23)(a)	25	24,996

		133,641

Office & Business Equipment — 0.2%
Pitney Bowes Inc., 6.88%, 03/15/27 (Call 03/15/24)(a)	20	18,482

Oil & Gas — 5.3%
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 9.00%, 11/01/27 (Call 11/01/26)(a)	20	27,829
Baytex Energy Corp., 8.75%, 04/01/27 (Call 04/01/23)(a)	30	31,735
Calumet Specialty Products Partners LP/Calumet Finance Corp., 8.13%, 01/15/27 (Call 01/15/24)(a)	20	18,083
Centennial Resource Production LLC, 6.88%, 04/01/27 (Call 05/31/22)(a)	20	19,934
CNX Resources Corp., 7.25%, 03/14/27 (Call 05/31/22)(a)	40	40,868
Earthstone Energy Holdings LLC, 8.00%, 04/15/27	20	19,940
MEG Energy Corp., 7.13%, 02/01/27 (Call 02/01/23)(a)	70	71,084
Moss Creek Resources Holdings Inc., 10.50%, 05/15/27 (Call 05/31/22)(a)	30	29,397
Murphy Oil Corp., 5.88%, 12/01/27 (Call 12/01/22)(b)	30	29,730
Nabors Industries Inc., 7.38%, 05/15/27 (Call 05/15/24)(a)	40	40,858
Occidental Petroleum Corp.
3.00%, 02/15/27 (Call 11/15/26)	30	27,957
8.50%, 07/15/27 (Call 01/15/27)	30	33,845
Parkland Corp., 5.88%, 07/15/27 (Call 07/15/22)(a)	30	29,029
SM Energy Co., 6.63%, 01/15/27 (Call 05/31/22)	25	24,866
Southwestern Energy Co., 7.75%, 10/01/27 (Call 10/01/22)	25	26,146
Sunoco LP/Sunoco Finance Corp., 6.00%, 04/15/27
(Call 05/31/22)	35	35,283
Transocean Inc., 11.50%, 01/30/27 (Call 07/30/23)(a)	40	39,829
Transocean Poseidon Ltd., 6.88%, 02/01/27 (Call 05/30/22)(a)	28	27,036
Viper Energy Partners LP, 5.38%, 11/01/27 (Call 11/01/22)(a)	30	29,984

		603,433

Oil & Gas Services — 0.9%
Archrock Partners LP/Archrock Partners Finance Corp., 6.88%, 04/01/27 (Call 05/31/22)(a)	30	29,893
CGG SA, 8.75%, 04/01/27 (Call 04/01/24)(a)	30	29,846
USA Compression Partners LP/USA Compression Finance Corp., 6.88%, 09/01/27 (Call 09/01/22)	45	44,052

		103,791

Packaging & Containers — 3.2%
ARD Finance SA, 6.50%, 06/30/27 (Call 11/15/22), (7.25% PIK)(a)(c)	50	42,362
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., 5.25%, 08/15/27 (Call 08/15/22)(a)	105	90,115
Berry Global Inc., 5.63%, 07/15/27 (Call 07/15/22)(a)	30	29,896
Graphic Packaging International LLC, 4.75%, 07/15/27 (Call 04/15/27)(a)	20	19,375
LABL Inc., 10.50%, 07/15/27 (Call 07/15/22)(a)	40	38,609
Owens-Brockway Glass Container Inc., 6.63%, 05/13/27 (Call 05/15/23)(a)	37	36,761
Pactiv Evergreen Group Issuer Inc./Pactiv Evergreen Group Issuer LLC/Reynolds Gro, 4.00%, 10/15/27 (Call 10/15/23)(a)	60	52,271
Sealed Air Corp., 4.00%, 12/01/27 (Call 09/01/27)(a)	25	23,532
Trivium Packaging Finance BV, 8.50%, 08/15/27 (Call 08/15/22)(a)(b)	40	39,487

		372,408

S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® iBonds® 2027 Term High Yield and Income ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals — 3.4%
Bausch Health Americas Inc., 8.50%, 01/31/27 (Call 07/31/22)(a)(b)	$100	$94,676
Bausch Health Companies Inc.
5.75%, 08/15/27 (Call 08/15/22)(a)	30	28,144
6.13%, 02/01/27 (Call 02/01/24)(a)	60	57,688
Endo Dac/Endo Finance LLC/Endo Finco Inc., 9.50%, 07/31/27 (Call 07/31/23)(a)	55	43,481
Horizon Therapeutics USA Inc., 5.50%, 08/01/27 (Call 08/01/22)(a)	35	34,982
Par Pharmaceutical Inc., 7.50%, 04/01/27 (Call 05/31/22)(a)	120	109,565
Vizient Inc., 6.25%, 05/15/27 (Call 05/16/22)(a)	20	20,650

		389,186

Pipelines — 3.0%
Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.75%, 03/01/27 (Call 05/16/22)(a)	40	39,217
Buckeye Partners LP, 4.13%, 12/01/27 (Call 09/01/27)	25	22,896
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 5.63%, 05/01/27 (Call 05/16/22)(a)	35	34,050
DCP Midstream Operating LP, 5.63%, 07/15/27 (Call 04/15/27)	30	30,483
EQM Midstream Partners LP, 6.50%, 07/01/27 (Call 01/01/27)(a)	50	50,443
Genesis Energy LP/Genesis Energy Finance Corp., 8.00%, 01/15/27 (Call 01/15/24)	60	58,948
Global Partners LP/GLP Finance Corp., 7.00%, 08/01/27 (Call 08/01/22)	25	24,536
Holly Energy Partners LP/Holly Energy Finance Corp., 6.38%, 04/15/27	10	10,223
Howard Midstream Energy Partners LLC, 6.75%, 01/15/27 (Call 01/15/24)(a)	25	24,214
NuStar Logistics LP, 5.63%, 04/28/27 (Call 01/28/27)	30	28,804
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
6.00%, 03/01/27 (Call 03/01/23)(a)	25	24,247

		348,061

Real Estate Investment Trusts — 4.5%
Blackstone Mortgage Trust Inc., 3.75%, 01/15/27 (Call 10/15/26)(a)	25	22,861
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL, 4.50%, 04/01/27 (Call 10/01/23)(a)	45	40,786
Global Net Lease Inc./Global Net Lease Operating Partnership LP, 3.75%, 12/15/27 (Call 09/15/27)(a)	30	27,005
Iron Mountain Inc., 4.88%, 09/15/27 (Call 09/15/22)(a)	60	57,136
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.25%, 02/01/27 (Call 02/01/23)(a)	40	36,893
MPT Operating Partnership LP/MPT Finance Corp., 5.00%, 10/15/27 (Call 10/15/22)	80	76,757
RHP Hotel Properties LP/RHP Finance Corp., 4.75%, 10/15/27 (Call 10/15/22)	40	37,308
SBA Communications Corp., 3.88%, 02/15/27 (Call 02/15/23)	85	80,645
Service Properties Trust
4.95%, 02/15/27 (Call 08/15/26)(b)	25	21,684
5.50%, 12/15/27 (Call 09/15/27)	25	22,750
Starwood Property Trust Inc., 4.38%, 01/15/27 (Call 07/15/26)(a)	30	27,994
VICI Properties LP/VICI Note Co. Inc., 5.75%, 02/01/27(a)	60	60,002

		511,821

Retail — 2.7%
Academy Ltd., 6.00%, 11/15/27 (Call 11/15/23)(a)	25	24,953
Bath & Body Works Inc., 6.69%, 01/15/27	15	15,565
BCPE Ulysses Intermediate Inc., 7.75%, 04/01/27 (Call 04/01/23), (8.50% PIK)(a)(c)	20	17,106
Carvana Co., 5.50%, 04/15/27 (Call 04/15/24)(a)	35	28,661
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.75%, 06/01/27 (Call 06/01/22)(a)	40	39,906

Security	Par/ Shares (000)	Value

Retail (continued)
Lithia Motors Inc., 4.63%, 12/15/27 (Call 12/15/22)(a)	$25	$24,126
Murphy Oil USA Inc., 5.63%, 05/01/27 (Call 05/31/22)	15	14,964
Nordstrom Inc., 4.00%, 03/15/27 (Call 12/15/26)(b)	20	18,571
Patrick Industries Inc., 7.50%, 10/15/27 (Call 10/15/22)(a)	20	20,228
QVC Inc., 4.75%, 02/15/27 (Call 11/15/26)	35	31,400
Staples Inc., 10.75%, 04/15/27 (Call 05/31/22)(a)	55	48,668
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.88%, 03/01/27 (Call 05/31/22)	20	19,963

		304,111

Semiconductors — 0.3%
Amkor Technology Inc., 6.63%, 09/15/27 (Call 05/31/22)(a)	30	30,629

Software — 1.4%
CDK Global Inc., 4.88%, 06/01/27 (Call 06/01/22)	45	45,338
SS&C Technologies Inc., 5.50%, 09/30/27 (Call 05/31/22)(a)	115	112,826

		158,164

Telecommunications — 5.9%
Altice France Holding SA, 10.50%, 05/15/27 (Call 05/15/22)(a)	90	91,099
Altice France SA/France, 8.13%, 02/01/27 (Call 05/10/22)(a)	105	105,756
CommScope Inc., 8.25%, 03/01/27 (Call 05/31/22)(a)	55	46,752
CommScope Technologies LLC, 5.00%, 03/15/27 (Call 05/10/22)(a)	45	35,298
Frontier Communications Holdings LLC, 5.88%, 10/15/27 (Call 10/15/23)(a)	65	62,238
Level 3 Financing Inc., 4.63%, 09/15/27 (Call 09/15/22)(a)	60	54,056
LogMeIn Inc., 5.50%, 09/01/27 (Call 09/01/23)(a)	55	48,499
Lumen Technologies Inc., 4.00%, 02/15/27 (Call 02/15/23)(a)	70	62,259
Nokia OYJ, 4.38%, 06/12/27(b)	30	29,191
Telesat Canada/Telesat LLC, 4.88%, 06/01/27 (Call 12/01/22)(a)	25	16,999
T-Mobile USA Inc., 5.38%, 04/15/27 (Call 05/10/22)	20	20,429
ViaSat Inc., 5.63%, 04/15/27 (Call 05/10/22)(a)(b)	35	32,497
Zayo Group Holdings Inc., 4.00%, 03/01/27 (Call 05/31/22)(a)	85	74,209

		679,282

Toys, Games & Hobbies — 0.3%
Mattel Inc., 5.88%, 12/15/27 (Call 12/15/22)(a)	30	30,677

Transportation — 0.3%
Watco Companies LLC/Watco Finance Corp., 6.50%, 06/15/27 (Call 06/15/23)(a)	35	33,769

Trucking & Leasing — 0.2%
Fortress Transportation and Infrastructure Investors LLC, 9.75%, 08/01/27 (Call 08/01/23)(a)	25	25,538

Total Corporate Bonds & Notes — 97.9% (Cost: $12,147,296)		11,191,812

Short-Term Investments

Money Market Funds — 12.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.38%(e)(f)(g)	1,347	1,347,177

38	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® iBonds® 2027 Term High Yield and Income ETF (Percentages shown are based on Net Assets)

Security	Shares (000)	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.34%(e)(f)	40	$40,000

		1,387,177

Total Short-Term Investments — 12.2% (Cost: $1,386,931)		1,387,177

Total Investments in Securities — 110.1% (Cost: $13,534,227)		12,578,989

Other Assets, Less Liabilities — (10.1)%		(1,149,077)

Net Assets — 100.0%		$11,429,912

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/22	Shares Held at 04/30/22 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$508,415	$839,095	(a)	$—		$(579)	$246	$1,347,177	1,347	$1,308	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	250,000	—		(210,000	)(a)	—	—	40,000	40	32		—

						$(579)	$246	$1,387,177		$1,340		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Corporate Bonds & Notes	$—	$11,191,812	$—	$11,191,812
Money Market Funds	1,387,177	—	—	1,387,177

	$1,387,177	$11,191,812	$—	$12,578,989

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	39

Schedule of Investments (unaudited) April 30, 2022	iShares® iBonds® 2028 Term High Yield and Income ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 1.2%
Advantage Sales & Marketing Inc., 6.50%, 11/15/28 (Call 11/15/23)(a)(b)	$35	$32,010
Clear Channel Outdoor Holdings Inc., 7.75%, 04/15/28 (Call 04/15/24)(a)	45	42,556
Lamar Media Corp., 3.75%, 02/15/28 (Call 02/15/23)	25	23,049
National CineMedia LLC, 5.88%, 04/15/28 (Call 04/15/23)(a)	20	17,210

		114,825

Aerospace & Defense — 0.7%
Bombardier Inc., 6.00%, 02/15/28 (Call 02/15/24)(a)	35	30,432
Howmet Aerospace Inc., 6.75%, 01/15/28	15	15,873
Spirit AeroSystems Inc., 4.60%, 06/15/28 (Call 03/15/28)	30	25,928

		72,233

Airlines — 0.2%
Delta Air Lines Inc., 4.38%, 04/19/28 (Call 01/19/28)	25	23,403

Auto Manufacturers — 1.3%
Ford Motor Co., 6.63%, 10/01/28	20	20,763
Ford Motor Credit Co. LLC, 2.90%, 02/16/28 (Call 12/16/27)	35	30,019
Jaguar Land Rover Automotive PLC, 5.88%, 01/15/28 (Call 01/15/24)(a)	30	25,832
PM General Purchaser LLC, 9.50%, 10/01/28 (Call 10/01/23)(a)	30	28,651
Wabash National Corp., 4.50%, 10/15/28 (Call 10/15/24)(a)	20	16,730

		121,995

Auto Parts & Equipment — 0.9%
American Axle & Manufacturing Inc., 6.88%, 07/01/28 (Call 07/01/23)	20	18,829
Dana Inc., 5.63%, 06/15/28 (Call 06/15/23)	20	19,085
Dealer Tire LLC/DT Issuer LLC, 8.00%, 02/01/28 (Call 08/01/23)(a)	25	24,601
Meritor Inc., 4.50%, 12/15/28 (Call 12/15/23)(a)	10	9,987
Titan International Inc., 7.00%, 04/30/28 (Call 04/30/24)	15	14,708

		87,210

Biotechnology — 0.5%
Emergent BioSolutions Inc., 3.88%, 08/15/28 (Call 08/15/23)(a)	20	16,973
Grifols Escrow Issuer SA, 4.75%, 10/15/28 (Call 10/15/24)(a)	30	27,444

		44,417

Building Materials — 2.4%
CP Atlas Buyer Inc., 7.00%, 12/01/28 (Call 12/01/23)(a)	25	20,875
Griffon Corp., 5.75%, 03/01/28 (Call 03/01/23)	45	40,176
James Hardie International Finance DAC, 5.00%, 01/15/28 (Call 01/15/23)(a)	20	19,278
Masonite International Corp., 5.38%, 02/01/28 (Call 02/01/23)(a)	25	23,980
New Enterprise Stone & Lime Co. Inc.
5.25%, 07/15/28 (Call 07/15/24)(a)	30	27,603
9.75%, 07/15/28 (Call 07/15/23)(a)	10	9,876
SRM Escrow Issuer LLC, 6.00%, 11/01/28 (Call 11/01/23)(a)	50	48,020
Standard Industries Inc./NJ, 4.75%, 01/15/28 (Call 01/15/23)(a)	50	46,037

		235,845

Chemicals — 3.3%
ASP Unifrax Holdings Inc, 5.25%, 09/30/28 (Call 09/30/24)(a)	40	35,276
Chemours Co. (The), 5.75%, 11/15/28 (Call 11/15/23)(a)	35	32,949
Consolidated Energy Finance SA, 5.63%, 10/15/28 (Call 10/15/24)(a)	25	23,307
CVR Partners LP/CVR Nitrogen Finance Corp., 6.13%, 06/15/28 (Call 06/15/24)(a)	25	24,427
Element Solutions Inc., 3.88%, 09/01/28 (Call 09/01/23)(a)	35	31,305
HB Fuller Co., 4.25%, 10/15/28 (Call 10/15/23)	15	13,485
Herens Holdco Sarl, 4.75%, 05/15/28 (Call 05/15/24)(a)	15	13,357
Illuminate Buyer LLC/Illuminate Holdings IV Inc., 9.00%, 07/01/28 (Call 07/01/23)(a)	20	19,256

Security	Par (000)	Value

Chemicals (continued)
Ingevity Corp., 3.88%, 11/01/28 (Call 11/01/23)(a)	$25	$22,566
Innophos Holdings Inc., 9.38%, 02/15/28 (Call 02/15/23)(a)	10	10,550
Minerals Technologies Inc., 5.00%, 07/01/28 (Call 07/01/23)(a)	20	18,632
Olympus Water U.S. Holding Corp., 4.25%, 10/01/28 (Call 10/01/24)(a)	35	31,075
SCIH Salt Holdings Inc., 4.88%, 05/01/28 (Call 05/01/24)(a)	50	43,848

		320,033

Coal — 0.2%
Warrior Met Coal Inc., 7.88%, 12/01/28 (Call 12/01/24)(a)	15	15,503

Commercial Services — 5.2%
Adtalem Global Education Inc., 5.50%, 03/01/28 (Call 03/01/24)(a)	21	19,268
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, 4.63%, 06/01/28 (Call 06/01/24)(a)	90	79,708
ASGN Inc., 4.63%, 05/15/28 (Call 05/15/23)(a)	25	23,227
Avis Budget Car Rental LLC/Avis Budget Finance Inc., 4.75%, 04/01/28 (Call 04/01/24)(a)	25	23,322
CoreLogic Inc., 4.50%, 05/01/28 (Call 05/01/24)(a)	35	31,077
Gartner Inc., 4.50%, 07/01/28 (Call 07/01/23)(a)	35	33,578
Grand Canyon University, 5.13%, 10/01/28 (Call 08/01/28)	20	19,333
MPH Acquisition Holdings LLC
5.50%, 09/01/28 (Call 09/01/24)(a)	50	46,268
5.75%, 11/01/28 (Call 11/01/23)(a)	60	52,218
Nielsen Finance LLC/Nielsen Finance Co., 5.63%, 10/01/28 (Call 10/01/23)(a)	45	43,587
Prime Security Services Borrower LLC/Prime Finance Inc., 6.25%, 01/15/28 (Call 01/15/23)(a)	60	53,851
United Rentals North America Inc., 4.88%, 01/15/28 (Call 01/15/23)	75	72,997

		498,434

Computers — 1.5%
Ahead DB Holdings LLC, 6.63%, 05/01/28 (Call 05/01/24)(a)	20	17,737
Austin BidCo Inc., 7.13%, 12/15/28 (Call 12/15/23)(a)	15	13,546
Booz Allen Hamilton Inc., 3.88%, 09/01/28 (Call 09/01/23)(a)	30	27,706
KBR Inc., 4.75%, 09/30/28 (Call 09/30/23)(a)	10	9,450
NCR Corp., 5.00%, 10/01/28 (Call 10/01/23)(a)	30	28,611
Presidio Holdings Inc., 8.25%, 02/01/28 (Call 02/01/23)(a)	25	24,364
Science Applications International Corp., 4.88%, 04/01/28 (Call 04/01/23)(a)	20	19,122

		140,536

Cosmetics & Personal Care — 0.4%
Edgewell Personal Care Co., 5.50%, 06/01/28 (Call 06/01/23)(a)	35	33,868

Distribution & Wholesale — 0.8%
American Builders & Contractors Supply Co. Inc., 4.00%, 01/15/28 (Call 01/15/23)(a)	30	27,883
H&E Equipment Services Inc., 3.88%, 12/15/28 (Call 12/15/23)(a)	60	52,247

		80,130

Diversified Financial Services — 4.8%
AG Issuer LLC, 6.25%, 03/01/28 (Call 03/01/23)(a)	25	24,529
Burford Capital Global Finance LLC, 6.25%, 04/15/28 (Call 04/15/24)(a)	20	19,707
Coinbase Global Inc., 3.38%, 10/01/28 (Call 10/01/24)(a)	45	35,908
Curo Group Holdings Corp., 7.50%, 08/01/28 (Call 08/01/24)(a)	45	37,916
GPS Hospitality Holding Co LLC/GPS Finco Inc., 7.00%, 08/15/28 (Call 08/15/24)(a)	20	15,012
Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.00%, 08/15/28 (Call 08/15/24)(a)	45	41,005
LD Holdings Group LLC, 6.13%, 04/01/28 (Call 04/01/24)(a)	30	22,657
Midcap Financial Issuer Trust, 6.50%, 05/01/28 (Call 05/01/24)(a)	45	38,792
Nationstar Mortgage Holdings Inc., 5.50%, 08/15/28 (Call 08/15/23)(a)	40	36,536

40	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® iBonds® 2028 Term High Yield and Income ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Navient Corp., 4.88%, 03/15/28 (Call 06/15/27)	$25	$21,953
NFP Corp.
4.88%, 08/15/28 (Call 08/15/23)(a)	25	22,826
6.88%, 08/15/28 (Call 08/15/23)(a)	95	84,061
OneMain Finance Corp.
3.88%, 09/15/28 (Call 09/15/24)	30	25,489
6.63%, 01/15/28 (Call 07/15/27)	40	39,544

		465,935

Electric — 3.5%
Calpine Corp.
4.50%, 02/15/28 (Call 02/15/23)(a)	55	51,014
5.13%, 03/15/28 (Call 03/15/23)(a)	65	59,046
Clearway Energy Operating LLC, 4.75%, 03/15/28 (Call 03/15/23)(a)	35	33,296
FirstEnergy Transmission LLC, 2.87%, 09/15/28 (Call 07/15/28)(a)	20	17,829
NRG Energy Inc., 5.75%, 01/15/28 (Call 01/15/23)	35	34,175
Pattern Energy Operations LP/Pattern Energy Operations Inc., 4.50%, 08/15/28 (Call 08/15/23)(a)	30	28,350
PG&E Corp., 5.00%, 07/01/28 (Call 07/01/23)	45	41,430
Pike Corp., 5.50%, 09/01/28 (Call 09/01/23)(a)	35	31,946
Talen Energy Supply LLC
6.63%, 01/15/28 (Call 01/15/23)(a)	20	18,923
7.63%, 06/01/28 (Call 06/01/23)(a)	20	19,167

		335,176

Electrical Components & Equipment — 0.9%
Energizer Holdings Inc., 4.75%, 06/15/28 (Call 06/15/23)(a)	25	21,933
WESCO Distribution Inc., 7.25%, 06/15/28 (Call 06/15/23)(a)	60	62,353

		84,286

Energy - Alternate Sources — 0.8%
Atlantica Sustainable Infrastructure PLC, 4.13%, 06/15/28 (Call 06/15/25)(a)	20	18,642
Renewable Energy Group Inc., 5.88%, 06/01/28 (Call 06/01/24)(a)	25	26,493
TerraForm Power Operating LLC, 5.00%, 01/31/28 (Call 07/31/27)(a)	30	28,018

		73,153

Engineering & Construction — 0.6%
Fluor Corp., 4.25%, 09/15/28 (Call 06/15/28)	30	28,516
Railworks Holdings LP/Railworks Rally Inc., 8.25%, 11/15/28 (Call 11/15/24)(a)	15	14,961
Weekley Homes LLC/Weekley Finance Corp., 4.88%, 09/15/28 (Call 09/15/23)(a)	20	17,667

		61,144

Entertainment — 1.6%
Allen Media LLC/Allen Media Co-Issuer Inc., 10.50%, 02/15/28 (Call 02/15/23)(a)	30	27,116
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op, 6.50%, 10/01/28 (Call 10/01/23)	15	15,105
Churchill Downs Inc., 4.75%, 01/15/28 (Call 01/15/23)(a)	30	28,093
Cinemark USA Inc., 5.25%, 07/15/28 (Call 07/15/24)(a)	35	30,972
Live Nation Entertainment Inc., 3.75%, 01/15/28 (Call 01/15/24)(a)	25	22,707
Scientific Games International Inc., 7.00%, 05/15/28 (Call 05/15/23)(a)	30	30,725

		154,718

Environmental Control — 0.9%
GFL Environmental Inc.
3.50%, 09/01/28 (Call 03/01/28)(a)	35	31,437
4.00%, 08/01/28 (Call 08/01/23)(a)	35	30,846
Madison IAQ LLC, 4.13%, 06/30/28 (Call 06/30/24)(a)	30	26,332

		88,615

Security	Par (000)	Value

Food — 2.0%
Albertsons Companies Inc./Safeway Inc./New Albertsons LP/Albertsons LLC, 5.88%, 02/15/28 (Call 08/15/22)(a)	$35	$34,018
C&S Group Enterprises LLC, 5.00%, 12/15/28 (Call 12/15/23)(a)	20	17,100
Chobani LLC/Chobani Finance Corp. Inc., 4.63%, 11/15/28 (Call 11/15/23)(a)	20	17,998
Lamb Weston Holdings Inc., 4.88%, 05/15/28 (Call 11/15/27)(a)	25	24,358
Post Holdings Inc., 5.63%, 01/15/28 (Call 12/01/22)(a)	45	42,588
SEG Holding LLC/SEG Finance Corp., 5.63%, 10/15/28 (Call 10/15/23)(a)	15	14,640
TreeHouse Foods Inc., 4.00%, 09/01/28 (Call 09/01/23)	25	20,496
United Natural Foods Inc., 6.75%, 10/15/28 (Call 10/15/23)(a)	25	25,085

		196,283

Food Service — 0.7%
Aramark Services Inc., 5.00%, 02/01/28 (Call 02/01/23)(a)	55	51,313
TKC Holdings Inc., 6.88%, 05/15/28 (Call 05/15/24)(a)	20	19,115

		70,428

Forest Products & Paper — 0.5%
Ahlstrom-Munksjo Holding 3 Oy, 4.88%, 02/04/28 (Call 02/04/24)(a)	15	13,354
Clearwater Paper Corp., 4.75%, 08/15/28 (Call 08/15/23)(a)	10	8,823
Domtar Corp., 6.75%, 10/01/28 (Call 10/01/24)(a)	30	29,727

		51,904

Health Care - Products — 1.4%
Avantor Funding Inc., 4.63%, 07/15/28 (Call 07/15/23)(a)	70	66,823
Hologic Inc., 4.63%, 02/01/28 (Call 02/01/23)(a)	25	24,512
Ortho-Clinical Diagnostics Inc./Ortho-Clinical Diagnostics SA, 7.25%, 02/01/28 (Call 02/01/23)(a)	20	20,323
Teleflex Inc., 4.25%, 06/01/28 (Call 06/01/23)(a)	25	23,554

		135,212

Health Care - Services — 5.2%
Acadia Healthcare Co. Inc., 5.50%, 07/01/28 (Call 07/01/23)(a)	25	24,343
Akumin Escrow Inc., 7.50%, 08/01/28 (Call 08/01/24)(a)	20	16,037
Cano Health LLC, 6.25%, 10/01/28 (Call 10/01/24)(a)	15	13,909
Centene Corp., 2.45%, 07/15/28 (Call 05/15/28)	105	91,650
Charles River Laboratories International Inc., 4.25%, 05/01/28 (Call 05/01/23)(a)	25	23,861
CHS/Community Health Systems Inc., 6.88%, 04/01/28 (Call 04/01/23)(a)	35	27,496
Encompass Health Corp., 4.50%, 02/01/28 (Call 02/01/23)	35	32,225
HCA Inc., 5.63%, 09/01/28 (Call 03/01/28)	70	72,348
Molina Healthcare Inc., 4.38%, 06/15/28 (Call 06/15/23)(a)	35	32,696
Radiology Partners Inc., 9.25%, 02/01/28 (Call 02/01/23)(a)	35	33,312
Tenet Healthcare Corp.
4.63%, 06/15/28 (Call 06/15/23)(a)	25	23,614
6.13%, 10/01/28 (Call 10/01/23)(a)	115	110,331

		501,822

Home Builders — 1.5%
Ashton Woods USA LLC/Ashton Woods Finance Co., 6.63%, 01/15/28 (Call 01/15/23)(a)	10	9,722
Forestar Group Inc., 5.00%, 03/01/28 (Call 03/01/23)(a)	15	13,543
Installed Building Products Inc., 5.75%, 02/01/28 (Call 02/01/23)(a)	15	14,223
M/I Homes Inc., 4.95%, 02/01/28 (Call 02/01/23)	20	18,429
Shea Homes LP/Shea Homes Funding Corp., 4.75%, 02/15/28 (Call 02/15/23)(a)	20	17,827
Taylor Morrison Communities Inc., 5.75%, 01/15/28 (Call 10/15/27)(a)	20	19,633
Tri Pointe Homes Inc., 5.70%, 06/15/28 (Call 12/15/27)	15	14,405
Williams Scotsman International Inc., 4.63%, 08/15/28 (Call 08/15/23)(a)	25	23,699

S C H E D U L E O F I N V E S T M E N T S	41

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® iBonds® 2028 Term High Yield and Income ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Home Builders (continued)
Winnebago Industries Inc., 6.25%, 07/15/28 (Call 07/15/23)(a)	$15	$14,910

		146,391

Household Products & Wares — 0.2%
Central Garden & Pet Co., 5.13%, 02/01/28 (Call 01/01/23)	15	14,394

Insurance — 0.5%
MGIC Investment Corp., 5.25%, 08/15/28 (Call 08/15/23)	30	28,270
Sagicor Financial Co. Ltd., 5.30%, 05/13/28 (Call 05/13/24)(a)	25	24,419

		52,689

Internet — 3.9%
Acuris Finance Us Inc./Acuris Finance SARL, 5.00%, 05/01/28 (Call 05/01/24)(a)	15	13,787
ANGI Group LLC, 3.88%, 08/15/28 (Call 08/15/23)(a)	25	19,854
Arches Buyer Inc.
4.25%, 06/01/28 (Call 12/01/23)(a)	45	40,260
6.13%, 12/01/28 (Call 12/01/23)(a)	25	21,751
Cablevision Lightpath LLC, 5.63%, 09/15/28 (Call 09/15/23)(a)	20	17,172
Cars.com Inc., 6.38%, 11/01/28 (Call 11/01/23)(a)	20	18,771
ION Trading Technologies Sarl, 5.75%, 05/15/28 (Call 05/15/24)(a)	20	18,793
Match Group Holdings II LLC, 4.63%, 06/01/28 (Call 06/01/23)(a)	25	23,338
Netflix Inc.
4.88%, 04/15/28	75	73,631
5.88%, 11/15/28	90	92,651
Northwest Fiber LLC/Northwest Fiber Finance Sub Inc., 6.00%, 02/15/28 (Call 02/15/24)(a)	15	12,529
Uber Technologies Inc., 6.25%, 01/15/28 (Call 09/15/23)(a)	25	24,748

		377,285

Iron & Steel — 0.2%
Carpenter Technology Corp., 6.38%, 07/15/28 (Call 07/15/23)	20	19,959

Leisure Time — 2.4%
Carnival Corp., 4.00%, 08/01/28 (Call 05/01/28)(a)	110	99,037
NCL Finance Ltd., 6.13%, 03/15/28 (Call 12/15/27)(a)	25	22,500
Royal Caribbean Cruises Ltd.
3.70%, 03/15/28 (Call 12/15/27)	25	21,006
5.50%, 04/01/28 (Call 10/01/27)(a)	70	63,848
VOC Escrow Ltd., 5.00%, 02/15/28 (Call 02/15/23)(a)	30	27,087

		233,478

Lodging — 2.5%
Full House Resorts Inc., 8.25%, 02/15/28 (Call 02/15/24)(a)	20	19,795
Hilton Domestic Operating Co. Inc., 5.75%, 05/01/28 (Call 05/01/23)(a)	25	25,326
Marriott Ownership Resorts Inc., 4.75%, 01/15/28 (Call 09/15/22)	15	13,769
Melco Resorts Finance Ltd., 5.75%, 07/21/28 (Call 07/21/23)(a)	40	33,267
MGM Resorts International, 4.75%, 10/15/28 (Call 07/15/28)	35	32,158
Station Casinos LLC, 4.50%, 02/15/28 (Call 02/15/23)(a)	30	27,255
Studio City Finance Ltd., 6.50%, 01/15/28 (Call 07/15/23)(a)	25	19,462
Wyndham Hotels & Resorts Inc., 4.38%, 08/15/28 (Call 08/15/23)(a)	25	23,308
Wynn Macau Ltd., 5.63%, 08/26/28 (Call 08/26/23)(a)	60	48,172

		242,512

Machinery — 1.1%
ATS Automation Tooling Systems Inc., 4.13%, 12/15/28 (Call 12/15/23)(a)	15	13,587
BWX Technologies Inc., 4.13%, 06/30/28 (Call 06/30/23)(a)	20	18,637
GrafTech Finance Inc., 4.63%, 12/15/28 (Call 12/15/23)(a)	25	22,958
TK Elevator Holdco GmbH, 7.63%, 07/15/28 (Call 07/15/23)(a)	20	19,246
Vertiv Group Corp., 4.13%, 11/15/28 (Call 11/15/24)(a)	40	34,861

		109,289

Security	Par (000)	Value

Manufacturing — 0.3%
LSB Industries Inc., 6.25%, 10/15/28 (Call 10/15/24)(a)	$30	$29,384

Media — 8.1%
Altice Financing SA, 5.00%, 01/15/28 (Call 01/15/23)(a)	55	46,355
Block Communications Inc., 4.88%, 03/01/28 (Call 03/01/23)(a)	15	14,074
CCO Holdings LLC/CCO Holdings Capital Corp., 5.00%, 02/01/28 (Call 08/01/22)(a)	115	109,559
CSC Holdings LLC
5.38%, 02/01/28 (Call 02/01/23)(a)	50	46,250
7.50%, 04/01/28 (Call 04/01/23)(a)	50	46,122
DISH DBS Corp.
5.75%, 12/01/28 (Call 12/01/27)(a)	115	103,150
7.38%, 07/01/28 (Call 07/01/23)	45	39,653
GCI LLC, 4.75%, 10/15/28 (Call 10/15/23)(a)	30	27,697
iHeartCommunications Inc., 4.75%, 01/15/28 (Call 01/15/23)(a)	25	22,704
McGraw-Hill Education Inc., 5.75%, 08/01/28 (Call 08/01/24)(a)	40	35,762
Nexstar Media Inc., 4.75%, 11/01/28 (Call 11/01/23)(a)	45	40,972
Radiate Holdco LLC/Radiate Finance Inc., 6.50%, 09/15/28 (Call 09/15/23)(a)	45	39,348
Sirius XM Radio Inc., 4.00%, 07/15/28 (Call 07/15/24)(a)	90	81,381
TEGNA Inc., 4.63%, 03/15/28 (Call 03/15/23)	45	43,330
UPC Holding BV, 5.50%, 01/15/28 (Call 10/15/22)(a)	25	23,675
Urban One Inc., 7.38%, 02/01/28 (Call 02/01/24)(a)	40	38,775
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 07/15/28 (Call 07/15/23)(a)	25	22,967

		781,774

Mining — 1.5%
Alcoa Nederland Holding BV, 6.13%, 05/15/28 (Call 05/15/23)(a)	25	25,384
Arconic Corp., 6.13%, 02/15/28 (Call 02/15/23)(a)	40	38,709
Century Aluminum Co., 7.50%, 04/01/28 (Call 04/01/24)(a)	10	10,106
Constellium SE, 5.63%, 06/15/28 (Call 06/15/23)(a)	15	14,373
Hecla Mining Co., 7.25%, 02/15/28 (Call 02/15/23)	20	20,206
Joseph T Ryerson & Son Inc., 8.50%, 08/01/28 (Call 08/01/23)(a)	15	16,120
Kaiser Aluminum Corp., 4.63%, 03/01/28 (Call 03/01/23)(a)	25	22,768

		147,666

Office & Business Equipment — 0.3%
Xerox Holdings Corp., 5.50%, 08/15/28 (Call 07/15/28)(a)	35	31,522

Office Furnishings — 0.1%
Interface Inc., 5.50%, 12/01/28 (Call 12/01/23)(a)	15	13,585

Oil & Gas — 4.3%
Apache Corp., 4.38%, 10/15/28 (Call 07/15/28)	15	14,100
Callon Petroleum Co., 8.00%, 08/01/28 (Call 08/01/24)(a)	30	30,984
CVR Energy Inc., 5.75%, 02/15/28 (Call 02/15/23)(a)	20	18,758
Encino Acquisition Partners Holdings LLC, 8.50%, 05/01/28 (Call 05/01/24)(a)	30	30,067
Endeavor Energy Resources LP/EER Finance Inc., 5.75%, 01/30/28 (Call 01/30/23)(a)	50	50,128
Global Marine Inc., 7.00%, 06/01/28	15	10,552
Hilcorp Energy I LP/Hilcorp Finance Co., 6.25%, 11/01/28 (Call 11/01/23)(a)	25	24,915
Laredo Petroleum Inc., 10.13%, 01/15/28 (Call 01/15/23)	15	15,815
Murphy Oil Corp., 6.38%, 07/15/28 (Call 07/15/24)	25	25,444
Nabors Industries Ltd., 7.50%, 01/15/28 (Call 01/15/23)(a)	20	19,244
Northern Oil and Gas Inc., 8.13%, 03/01/28 (Call 03/01/24)(a)	35	35,022
Occidental Petroleum Corp., 6.38%, 09/01/28 (Call 03/01/28)	30	31,644
Patterson-UTI Energy Inc., 3.95%, 02/01/28 (Call 11/01/27)	25	23,002
PBF Holding Co. LLC/PBF Finance Corp., 6.00%, 02/15/28 (Call 02/15/23)	40	35,140
SM Energy Co., 6.50%, 07/15/28 (Call 07/15/24)	20	19,809
Southwestern Energy Co., 8.38%, 09/15/28 (Call 09/15/23)	15	16,237

42	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® iBonds® 2028 Term High Yield and Income ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Sunoco LP/Sunoco Finance Corp., 5.88%, 03/15/28 (Call 03/15/23)	$20	$19,812

		420,673

Oil & Gas Services — 1.0%
Archrock Partners LP/Archrock Partners Finance Corp., 6.25%, 04/01/28 (Call 04/01/23)(a)	35	33,957
Bristow Group Inc., 6.88%, 03/01/28 (Call 03/01/24)(a)	20	19,579
Oceaneering International Inc., 6.00%, 02/01/28 (Call 11/01/27)	15	13,801
Weatherford International Ltd., 6.50%, 09/15/28 (Call 09/15/24)(a)	25	25,245

		92,582

Packaging & Containers — 1.8%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 3.25%, 09/01/28 (Call 05/15/24)(a)	25	21,943
Cascades Inc./Cascades USA Inc., 5.38%, 01/15/28 (Call 01/15/23)(a)	20	19,427
Graham Packaging Co. Inc., 7.13%, 08/15/28 (Call 08/15/23)(a)	25	22,546
Graphic Packaging International LLC, 3.50%, 03/15/28(a)	20	18,100
Intelligent Packaging Ltd. Finco Inc./Intelligent Packaging Ltd.
Co-Issuer LLC, 6.00%, 09/15/28 (Call 09/15/22)(a)	30	28,400
LABL Inc., 5.88%, 11/01/28 (Call 11/01/24)(a)	25	22,887
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer Inc., 4.38%, 10/15/28 (Call 10/15/24)(a)	25	22,051
Silgan Holdings Inc., 4.13%, 02/01/28 (Call 10/01/22)	25	23,393

		178,747

Pharmaceuticals — 3.6%
AdaptHealth LLC, 6.13%, 08/01/28 (Call 08/01/23)(a)	15	14,236
Bausch Health Companies Inc.
4.88%, 06/01/28 (Call 06/01/24)(a)	75	66,556
5.00%, 01/30/28 (Call 01/30/23)(a)	60	44,332
7.00%, 01/15/28 (Call 01/15/23)(a)	35	28,737
Cheplapharm Arzneimittel GmbH, 5.50%, 01/15/28 (Call 01/15/24)(a)	25	23,932
Elanco Animal Health Inc., 6.40%, 08/28/28 (Call 05/28/28)	35	36,248
Endo Dac/Endo Finance LLC/Endo Finco Inc., 6.00%, 06/30/28 (Call 06/30/23)(a)	60	26,462
Organon & Co./Organon Foreign Debt Co-Issuer BV, 4.13%, 04/30/28 (Call 04/30/24)(a)	95	88,246
Prestige Brands Inc., 5.13%, 01/15/28 (Call 01/15/23)(a)	20	19,159

		347,908

Pipelines — 4.2%
Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.75%, 01/15/28 (Call 01/15/23)(a)	30	29,128
Buckeye Partners LP, 4.50%, 03/01/28 (Call 12/01/27)(a)	25	22,806
Cheniere Energy Inc., 4.63%, 10/15/28 (Call 10/15/23)	90	87,466
Delek Logistics Partners LP/Delek Logistics Finance Corp., 7.13%, 06/01/28 (Call 06/01/24)(a)	20	19,140
EnLink Midstream LLC, 5.63%, 01/15/28 (Call 07/15/27)(a)	25	24,775
EQM Midstream Partners LP, 5.50%, 07/15/28 (Call 04/15/28)	40	38,210
Genesis Energy LP/Genesis Energy Finance Corp., 7.75%, 02/01/28 (Call 02/01/23)	35	33,668
Harvest Midstream I LP, 7.50%, 09/01/28 (Call 09/01/23)(a)	35	35,571
Hess Midstream Operations LP, 5.13%, 06/15/28 (Call 06/15/23)(a)	25	24,262
Holly Energy Partners LP/Holly Energy Finance Corp., 5.00%, 02/01/28 (Call 02/01/23)(a)	25	23,771
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 5.50%, 01/15/28 (Call 01/15/23)(a)	35	32,672
Western Midstream Operating LP
4.50%, 03/01/28 (Call 12/01/27)	25	23,952
4.75%, 08/15/28 (Call 05/15/28)	15	14,604

		410,025

Security	Par (000)	Value

Real Estate — 0.6%
Cushman & Wakefield US Borrower LLC, 6.75%, 05/15/28 (Call 05/15/23)(a)	$25	$25,500
Howard Hughes Corp. (The), 5.38%, 08/01/28 (Call 08/01/23)(a)	35	33,956

		59,456

Real Estate Investment Trusts — 2.0%
American Finance Trust Inc./American Finance Operating Partner LP, 4.50%, 09/30/28 (Call 06/30/28)(a)	25	21,292
CTR Partnership LP/CareTrust Capital Corp., 3.88%, 06/30/28 (Call 03/30/28)(a)	20	18,102
Diversified Healthcare Trust, 4.75%, 02/15/28 (Call 08/15/27)	25	21,325
Iron Mountain Inc.
5.00%, 07/15/28 (Call 07/15/23)(a)	25	23,670
5.25%, 03/15/28 (Call 12/27/22)(a)	35	33,445
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 5.88%, 10/01/28 (Call 10/01/23)(a)	35	33,952
Service Properties Trust, 3.95%, 01/15/28 (Call 07/15/27)	20	15,841
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC, 4.75%, 04/15/28 (Call 04/15/24)(a)	25	22,342

		189,969

Retail — 4.4%
1011778 BC ULC/New Red Finance Inc.
3.88%, 01/15/28 (Call 09/15/22)(a)	70	64,400
4.38%, 01/15/28 (Call 11/15/22)(a)	35	32,096
Asbury Automotive Group Inc., 4.50%, 03/01/28 (Call 03/01/23)	20	18,639
At Home Group Inc., 4.88%, 07/15/28 (Call 07/15/23)(a)	15	12,396
Bath & Body Works Inc., 5.25%, 02/01/28	25	24,196
Carvana Co., 5.88%, 10/01/28 (Call 10/01/23)(a)	30	23,867
FirstCash Inc., 4.63%, 09/01/28 (Call 09/01/23)(a)	25	22,753
Group 1 Automotive Inc., 4.00%, 08/15/28 (Call 08/15/23)(a)	35	31,484
Ken Garff Automotive LLC, 4.88%, 09/15/28 (Call 09/15/23)(a)	20	18,188
Michaels Companies Inc (The), 5.25%, 05/01/28 (Call 11/01/23)(a)	40	34,394
Nordstrom Inc., 6.95%, 03/15/28	15	15,348
PetSmart Inc./PetSmart Finance Corp., 4.75%, 02/15/28 (Call 02/15/24)(a)	55	51,158
QVC Inc., 4.38%, 09/01/28 (Call 06/01/28)	25	21,250
SRS Distribution Inc., 4.63%, 07/01/28 (Call 07/01/24)(a)	30	27,472
White Cap Buyer LLC, 6.88%, 10/15/28 (Call 10/15/23)(a)	30	27,647

		425,288

Semiconductors — 0.5%
Entegris Inc., 4.38%, 04/15/28 (Call 04/15/23)(a)	20	18,614
ON Semiconductor Corp., 3.88%, 09/01/28 (Call 09/01/23)(a)	30	27,870

		46,484

Software — 3.0%
Black Knight InfoServ LLC, 3.63%, 09/01/28 (Call 09/01/23)(a)	50	46,419
Castle U.S. Holding Crop., 9.50%, 02/15/28 (Call 02/15/23)(a)	15	13,766
Clarivate Science Holdings Corp., 3.88%, 07/01/28 (Call 06/30/24)(a)	40	35,618
Consensus Cloud Solutions Inc., 6.50%, 10/15/28 (Call 10/15/26)(a)	25	23,470
Fair Isaac Corp., 4.00%, 06/15/28 (Call 12/15/22)(a)	40	36,565
Helios Software Holdings Inc./ION Corporate Solutions Finance Sarl, 4.63%, 05/01/28 (Call 05/01/24)(a)	15	13,271
MicroStrategy Inc., 6.13%, 06/15/28 (Call 06/15/24)(a)	25	23,007
Open Text Corp., 3.88%, 02/15/28 (Call 02/15/23)(a)	40	36,464
PTC Inc., 4.00%, 02/15/28 (Call 02/15/23)(a)	25	23,263
Rackspace Technology Global Inc.
3.50%, 02/15/28 (Call 02/15/24)(a)	25	21,635
5.38%, 12/01/28 (Call 12/01/23)(a)	25	20,399

		293,877

S C H E D U L E O F I N V E S T M E N T S	43

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® iBonds® 2028 Term High Yield and Income ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications — 7.6%
Altice France Holding SA, 6.00%, 02/15/28 (Call 02/15/23)(a)	$55	$45,431
Altice France SA/France, 5.50%, 01/15/28 (Call 09/15/22)(a)	50	44,258
Avaya Inc., 6.13%, 09/15/28 (Call 09/15/23)(a)	45	41,598
CommScope Inc., 7.13%, 07/01/28 (Call 07/01/23)(a)	35	27,944
Consolidated Communications Inc.
5.00%, 10/01/28 (Call 10/01/23)(a)	20	16,360
6.50%, 10/01/28 (Call 10/01/23)(a)	35	30,407
Frontier Communications Holdings LLC, 5.00%, 05/01/28 (Call 05/01/24)(a)	70	63,909
Frontier Florida LLC, Series E, 6.86%, 02/01/28	15	14,793
Iliad Holding SAS, 7.00%, 10/15/28 (Call 10/15/24)(a)	40	38,150
Level 3 Financing Inc., 4.25%, 07/01/28 (Call 07/01/23)(a)	55	46,533
Lumen Technologies Inc., Series G, 6.88%, 01/15/28	20	18,858
Sprint Capital Corp., 6.88%, 11/15/28	115	126,161
Switch Ltd., 3.75%, 09/15/28 (Call 09/15/23)(a)	25	23,446
T-Mobile USA Inc., 4.75%, 02/01/28 (Call 02/01/23)	75	74,035
ViaSat Inc., 6.50%, 07/15/28 (Call 07/15/23)(a)	20	17,299
Windstream Escrow LLC/Windstream Escrow Finance Corp., 7.75%, 08/15/28 (Call 08/15/23)(a)	65	62,278
Zayo Group Holdings Inc., 6.13%, 03/01/28 (Call 03/01/23)(a)	50	41,929

		733,389

Transportation — 0.5%
Cargo Aircraft Management Inc., 4.75%, 02/01/28 (Call 02/01/23)(a)	30	28,228
Danaos Corp., 8.50%, 03/01/28 (Call 03/01/24)(a)	15	15,562

		43,790

Trucking & Leasing — 0.4%
Fortress Transportation and Infrastructure Investors LLC, 5.50%, 05/01/28 (Call 05/01/24)(a)	45	38,998

Total Corporate Bonds & Notes — 98.0% (Cost: $9,887,537)		9,488,222

Security	Shares (000)	Value

Short-Term Investments

Money Market Funds — 2.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.38%(c)(d)(e)	34	$33,957
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.34%(c)(d)	210	210,000

		243,957

Total Short-Term Investments — 2.5% (Cost: $243,957)		243,957

Total Investments in Securities — 100.5% (Cost: $10,131,494)		9,732,179

Other Assets, Less Liabilities — (0.5)%		(49,934)

Net Assets — 100.0%		$9,682,245

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/08/22	(a)	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/22	Shares Held at 04/30/22 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$—		$ 33,957	(b)	$—	$—	$—	$33,957	34	$1	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	—		210,000	(b)	—	—	—	210,000	210	101		—

						$—	$—	$243,957		$102		$—

(a)	Commencement of operations.
(b)	Represents net amount purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

44	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® iBonds® 2028 Term High Yield and Income ETF

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments

Assets

Corporate Bonds & Notes	$—	$9,488,222	$—	$9,488,222

Money Market Funds	243,957	—	—	243,957

	$243,957	$9,488,222	$—	$9,732,179

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	45

Schedule of Investments (unaudited) April 30, 2022	iShares® iBonds® 2029 Term High Yield and Income ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 1.2%
Clear Channel Outdoor Holdings Inc., 7.50%, 06/01/29 (Call 06/01/24)(a)	$55	$51,877
Lamar Media Corp., 4.88%, 01/15/29 (Call 01/15/24)	20	19,078
Outfront Media Capital LLC/Outfront Media Capital Corp., 4.25%, 01/15/29 (Call 01/15/24)(a)	25	22,240
Stagwell Global LLC, 5.63%, 08/15/29 (Call 08/15/24)(a)	55	48,524

		141,719

Aerospace & Defense — 0.9%
Howmet Aerospace Inc., 3.00%, 01/15/29 (Call 11/15/28)	30	26,211
TransDigm Inc.
4.63%, 01/15/29 (Call 01/15/24)	60	51,844
4.88%, 05/01/29 (Call 05/01/24)	35	30,652

		108,707

Agriculture — 0.3%
Vector Group Ltd., 5.75%, 02/01/29 (Call 02/01/24)(a)	45	39,607

Airlines — 2.2%
American Airlines Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/29(a)	155	149,542
Delta Air Lines Inc., 3.75%, 10/28/29 (Call 07/28/29)	30	26,486
United Airlines Inc., 4.63%, 04/15/29 (Call 10/15/25)(a)	100	91,878

		267,906

Apparel — 0.5%
Crocs Inc., 4.25%, 03/15/29 (Call 03/15/24)(a)	20	17,002
Kontoor Brands Inc., 4.13%, 11/15/29 (Call 11/15/24)(a)	20	17,480
Wolverine World Wide Inc., 4.00%, 08/15/29 (Call 08/15/24)(a)	30	25,513

		59,995

Auto Manufacturers — 1.2%
Allison Transmission Inc., 5.88%, 06/01/29 (Call 06/01/24)(a)(b)	25	24,652
Ford Motor Credit Co. LLC
2.90%, 02/10/29 (Call 12/10/28)	40	33,548
5.11%, 05/03/29 (Call 02/03/29)	65	61,598
Jaguar Land Rover Automotive PLC, 5.50%, 07/15/29 (Call 07/15/24)(a)	25	20,874

		140,672

Auto Parts & Equipment — 1.7%
American Axle & Manufacturing Inc., 5.00%, 10/01/29 (Call 10/01/24)	30	25,850
Dornoch Debt Merger Sub Inc., 6.63%, 10/15/29 (Call 10/15/24)(a)	30	24,475
Goodyear Tire & Rubber Co. (The) 5.00%, 07/15/29 (Call 04/15/29)(a)	10	8,861
5.00%, 07/15/29 (Call 04/15/29)	30	26,581
IHO Verwaltungs GmbH, 6.38%, 05/15/29 (Call 05/15/24), (7.13% PIK)(a)(c)	20	19,049
Real Hero Merger Sub 2 Inc., 6.25%, 02/01/29 (Call 02/01/24)(a)	30	24,357
Tenneco Inc.
5.13%, 04/15/29 (Call 04/15/24)(a)	25	24,352
7.88%, 01/15/29 (Call 01/15/24)(a)	30	30,298
Wheel Pros Inc., 6.50%, 05/15/29 (Call 05/15/24)(a)	20	15,200

		199,023

Beverages — 0.5%
Primo Water Holdings Inc., 4.38%, 04/30/29 (Call 04/30/24)(a)	30	26,123
Triton Water Holdings Inc., 6.25%, 04/01/29 (Call 04/01/24)(a)	38	31,496

		57,619

Building Materials — 0.9%
Cornerstone Building Brands Inc., 6.13%, 01/15/29 (Call 09/15/23)(a)	25	20,822

Security	Par (000)	Value

Building Materials (continued)
Louisiana-Pacific Corp., 3.63%, 03/15/29 (Call 03/15/24)(a)	$20	$17,245
PGT Innovations Inc., 4.38%, 10/01/29 (Call 08/01/24)(a)	25	21,962
Summit Materials LLC/Summit Materials Finance Corp., 5.25%, 01/15/29 (Call 07/15/23)(a)	40	37,615
Victors Merger Corp., 6.38%, 05/15/29 (Call 05/15/24)(a)	25	15,002

		112,646

Chemicals — 3.1%
ASP Unifrax Holdings Inc, 7.50%, 09/30/29 (Call 09/30/24)(a)	20	16,382
Axalta Coating Systems LLC, 3.38%, 02/15/29 (Call 02/15/24)(a)	30	26,022
Chemours Co. (The), 4.63%, 11/15/29 (Call 11/15/24)(a)	35	30,310
Diamond BC BV, 4.63%, 10/01/29 (Call 10/01/24)(a)	25	21,528
EverArc Escrow Sarl, 5.00%, 10/30/29 (Call 10/30/24)(a)	25	21,901
LSF11 A5 HoldCo LLC, 6.63%, 10/15/29 (Call 10/15/24)(a)	15	13,350
Methanex Corp., 5.25%, 12/15/29 (Call 09/15/29)	35	33,460
Olin Corp., 5.63%, 08/01/29 (Call 08/01/24)	40	39,360
Olympus Water U.S. Holding Corp., 6.25%, 10/01/29 (Call 10/01/24)(a)(b)	20	16,725
SCIH Salt Holdings Inc., 6.63%, 05/01/29 (Call 05/01/24)(a)	35	27,977
Trinseo Materials Operating SCA/Trinseo Materials Finance Inc., 5.13%, 04/01/29 (Call 04/01/24)(a)	25	22,037
Tronox Inc., 4.63%, 03/15/29 (Call 03/15/24)(a)	50	44,625
WR Grace Holdings LLC, 5.63%, 08/15/29 (Call 08/15/24)(a)	60	51,532

		365,209

Coal — 0.2%
SunCoke Energy Inc., 4.88%, 06/30/29 (Call 06/30/24)(a)	25	22,412

Commercial Services — 5.7%
ADT Security Corp. (The), 4.13%, 08/01/29 (Call 08/01/28)(a)	50	42,530
Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.00%, 06/01/29 (Call 06/01/24)(a)	50	41,376
AMN Healthcare Inc., 4.00%, 04/15/29 (Call 04/15/24)(a)	20	18,106
APi Escrow Corp., 4.75%, 10/15/29 (Call 10/15/24)(a)	10	9,135
APi Group DE Inc., 4.13%, 07/15/29 (Call 07/15/24)(a)	20	17,860
APX Group Inc., 5.75%, 07/15/29 (Call 07/15/24)(a)	40	32,813
Avis Budget Car Rental LLC/Avis Budget Finance Inc., 5.38%, 03/01/29 (Call 03/01/24)(a)	30	28,517
Carriage Services Inc., 4.25%, 05/15/29 (Call 05/15/24)(a)	20	17,551
Deluxe Corp., 8.00%, 06/01/29 (Call 06/01/24)(a)(b)	25	23,949
Garda World Security Corp., 6.00%, 06/01/29 (Call 06/01/24)(a)	25	20,852
Gartner Inc., 3.63%, 06/15/29 (Call 06/15/24)(a)	30	27,086
HealthEquity Inc., 4.50%, 10/01/29 (Call 10/01/24)(a)	30	27,410
Hertz Corp. (The), 5.00%, 12/01/29 (Call 12/01/24)(a)	50	43,769
Metis Merger Sub LLC, 6.50%, 05/15/29 (Call 05/15/24)(a)	35	30,450
NESCO Holdings II Inc., 5.50%, 04/15/29 (Call 04/15/24)(a)	45	42,392
Nielsen Finance LLC/Nielsen Finance Co., 4.50%, 07/15/29 (Call 07/15/24)(a)	40	37,778
Paysafe Finance PLC/Paysafe Holdings U.S. Corp., 4.00%, 06/15/29 (Call 06/15/24)(a)	20	16,319
PECF USS Intermediate Holding III Corp., 8.00%, 11/15/29 (Call 11/15/24)(a)	25	23,349
PROG Holdings Inc., 6.00%, 11/15/29 (Call 11/15/24)(a)	30	26,559
Rent-A-Center Inc./TX, 6.38%, 02/15/29 (Call 02/15/24)(a)	25	21,772
Service Corp. International/U.S., 5.13%, 06/01/29 (Call 06/01/24)	40	39,453
Signal Parent Inc., 6.13%, 04/01/29 (Call 04/01/24)(a)	15	11,772
Sotheby’s/Bidfair Holdings Inc., 5.88%, 06/01/29 (Call 06/01/24)(a)	15	14,156
StoneMor Inc., 8.50%, 05/15/29 (Call 05/15/24)(a)	20	19,523
TriNet Group Inc., 3.50%, 03/01/29 (Call 03/01/24)(a)	30	27,295
WW International Inc., 4.50%, 04/15/29 (Call 04/15/24)(a)	25	19,819

		681,591

Computers — 1.8%
Booz Allen Hamilton Inc., 4.00%, 07/01/29 (Call 07/01/24)(a)	30	27,715

46	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® iBonds® 2029 Term High Yield and Income ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers (continued)
Conduent Business Services LLC/Conduent State & Local Solutions Inc., 6.00%, 11/01/29 (Call 11/01/24)(a)	$25	$23,082
Crowdstrike Holdings Inc., 3.00%, 02/15/29 (Call 02/15/24)	40	35,535
NCR Corp.
5.13%, 04/15/29 (Call 04/15/24)(a)	60	56,771
6.13%, 09/01/29 (Call 09/01/24)(a)	25	23,944
Seagate HDD Cayman
3.13%, 07/15/29 (Call 01/15/24)	25	21,146
4.09%, 06/01/29 (Call 03/01/29)	25	22,282

		210,475

Cosmetics & Personal Care — 0.4%
Coty Inc/HFC Prestige Products Inc/HFC Prestige International U.S. LLC, 4.75%, 01/15/29 (Call 01/15/25)(a)	25	22,277
Edgewell Personal Care Co., 4.13%, 04/01/29 (Call 04/01/24)(a)	30	26,722

		48,999

Distribution & Wholesale — 0.2%
American Builders & Contractors Supply Co. Inc., 3.88%, 11/15/29 (Call 11/15/24)(a)	20	17,685
Resideo Funding Inc., 4.00%, 09/01/29 (Call 09/01/24)(a)	10	8,941

		26,626

Diversified Financial Services — 2.2%
Aretec Escrow Issuer Inc., 7.50%, 04/01/29 (Call 04/01/24)(a)	20	18,672
Armor Holdco Inc., 8.50%, 11/15/29 (Call 11/15/24)(a)	15	14,261
Cobra AcquisitionCo LLC, 6.38%, 11/01/29 (Call 11/01/24)(a)	20	15,419
Jane Street Group/JSG Finance Inc., 4.50%, 11/15/29 (Call 11/15/24)(a)	25	22,977
LPL Holdings Inc., 4.00%, 03/15/29 (Call 03/15/24)(a)	40	36,436
Navient Corp., 5.50%, 03/15/29 (Call 06/15/28)	35	30,874
OneMain Finance Corp., 5.38%, 11/15/29 (Call 05/15/29)	35	31,440
PennyMac Financial Services Inc., 4.25%, 02/15/29 (Call 02/15/24)(a)	30	24,172
PRA Group Inc., 5.00%, 10/01/29 (Call 10/01/24)(a)	15	13,873
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc., 3.63%, 03/01/29 (Call 03/09/23)(a)	35	29,946
United Wholesale Mortgage LLC, 5.50%, 04/15/29 (Call 03/30/24)(a)	35	29,127

		267,197

Electric — 1.5%
Calpine Corp., 4.63%, 02/01/29 (Call 02/01/24)(a)	30	26,223
DPL Inc., 4.35%, 04/15/29 (Call 01/15/29)	20	18,517
Leeward Renewable Energy Operations LLC, 4.25%, 07/01/29 (Call 07/01/24)(a)	20	18,109
NRG Energy Inc.
3.38%, 02/15/29 (Call 02/15/24)(a)	25	21,393
5.25%, 06/15/29 (Call 06/15/24)(a)	35	33,116
Vistra Operations Co. LLC, 4.38%, 05/01/29 (Call 05/01/24)(a)	65	59,161

		176,519

Electrical Components & Equipment — 0.3%
Energizer Holdings Inc., 4.38%, 03/31/29 (Call 09/30/23)(a)	40	33,293

Electronics — 1.8%
II-VI Inc., 5.00%, 12/15/29 (Call 12/15/24)(a)	55	51,587
Imola Merger Corp., 4.75%, 05/15/29 (Call 05/15/24)(a)	100	93,348
Sensata Technologies BV, 4.00%, 04/15/29 (Call 03/18/24)(a)	50	44,578
TTM Technologies Inc., 4.00%, 03/01/29 (Call 03/01/24)(a)	30	26,279

		215,792

Engineering & Construction — 1.0%
Arcosa Inc., 4.38%, 04/15/29 (Call 04/15/24)(a)	20	18,276
Dycom Industries Inc., 4.50%, 04/15/29 (Call 04/15/24)(a)	25	22,793

Security	Par (000)	Value

Engineering & Construction (continued)
Global Infrastructure Solutions Inc., 5.63%, 06/01/29 (Call 06/01/24)(a)	$20	$18,230
Great Lakes Dredge & Dock Corp., 5.25%, 06/01/29 (Call 06/01/24)(a)	20	18,879
IEA Energy Services LLC, 6.63%, 08/15/29 (Call 08/15/24)(a)	10	9,221
TopBuild Corp., 3.63%, 03/15/29 (Call 03/15/24)(a)	20	17,428
VM Consolidated Inc., 5.50%, 04/15/29 (Call 04/15/24)(a)	15	13,429

		118,256

Entertainment — 4.4%
AMC Entertainment Holdings Inc., 7.50%, 02/15/29 (Call 02/15/25)(a)	50	46,170
Boyne USA Inc., 4.75%, 05/15/29 (Call 05/15/24)(a)	30	27,940
Caesars Entertainment Inc., 4.63%, 10/15/29 (Call 10/15/24)(a)	60	51,802
Cedar Fair LP, 5.25%, 07/15/29 (Call 07/15/24)	30	28,405
Everi Holdings Inc., 5.00%, 07/15/29 (Call 07/15/24)(a)	20	18,137
International Game Technology PLC, 5.25%, 01/15/29 (Call 01/15/24)(a)	40	37,992
Jacobs Entertainment Inc., 6.75%, 02/15/29 (Call 02/15/25)(a)	25	24,699
Lions Gate Capital Holdings LLC, 5.50%, 04/15/29 (Call 03/23/24)(a)	50	44,284
Midwest Gaming Borrower LLC, 4.88%, 05/01/29 (Call 05/01/24)(a)	30	26,497
Penn National Gaming Inc., 4.13%, 07/01/29 (Call 07/01/24)(a)	20	16,955
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp., 5.63%, 09/01/29 (Call 09/01/24)(a)	35	27,935
Resorts World Las Vegas LLC, 4.63%, 04/16/29 (Call 01/16/29)(d)	50	43,813
Scientific Games International Inc., 7.25%, 11/15/29 (Call 11/15/24)(a)	30	31,487
SeaWorld Parks & Entertainment Inc., 5.25%, 08/15/29 (Call 08/15/24)(a)	35	31,865
WMG Acquisition Corp., 3.75%, 12/01/29 (Call 12/01/24)(a)	30	26,897
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.13%, 10/01/29 (Call 07/01/29)(a)	40	35,050

		519,928

Environmental Control — 1.4%
Clean Harbors Inc., 5.13%, 07/15/29 (Call 07/15/24)(a)	15	14,727
Covanta Holding Corp, 4.88%, 12/01/29 (Call 12/01/24)(a)	40	36,335
GFL Environmental Inc.
4.38%, 08/15/29 (Call 08/15/24)(a)	30	26,582
4.75%, 06/15/29 (Call 06/15/24)(a)	35	31,766
Madison IAQ LLC, 5.88%, 06/30/29 (Call 06/30/24)(a)	50	40,761
Stericycle Inc., 3.88%, 01/15/29 (Call 11/15/23)(a)	25	22,065

		172,236

Food — 1.9%
Albertsons Companies Inc./Safeway Inc./New Albertsons LP/Albertsons LLC, 3.50%, 03/15/29 (Call 09/15/23)(a)	65	54,716
Performance Food Group Inc., 4.25%, 08/01/29 (Call 08/01/24)(a)	50	44,482
Post Holdings Inc., 5.50%, 12/15/29 (Call 12/15/24)(a)	65	59,079
Simmons Foods Inc./Simmons Prepared Foods Inc./Simmons Pet Food Inc./Simmons Feed, 4.63%, 03/01/29 (Call 03/01/24)(a)	40	36,081
U.S. Foods Inc., 4.75%, 02/15/29 (Call 02/15/24)(a)	40	36,927

		231,285

Food Service — 0.2%
TKC Holdings Inc., 10.50%, 05/15/29 (Call 05/15/24)(a)	30	28,978

Forest Products & Paper — 0.7%
Glatfelter Corp., 4.75%, 11/15/29 (Call 11/01/24)(a)(b)	25	20,045
Mercer International Inc., 5.13%, 02/01/29 (Call 02/01/24)	47	43,725
Sylvamo Corp., 7.00%, 09/01/29 (Call 09/01/24)(a)	22	21,650

		85,420

S C H E D U L E O F I N V E S T M E N T S	47

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® iBonds® 2029 Term High Yield and Income ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Products — 3.0%
Avantor Funding Inc., 3.88%, 11/01/29 (Call 11/01/24)(a)	$40	$35,951
Hologic Inc., 3.25%, 02/15/29 (Call 09/28/23)(a)	40	35,669
Mozart Debt Merger Sub Inc.
3.88%, 04/01/29 (Call 10/01/24)(a)	210	183,605
5.25%, 10/01/29 (Call 10/01/24)(a)	125	108,736

		363,961

Health Care - Services — 4.5%
Acadia Healthcare Co. Inc., 5.00%, 04/15/29 (Call 10/15/23)(a)	25	23,704
AHP Health Partners Inc., 5.75%, 07/15/29 (Call 07/15/24)(a)	10	9,065
Catalent Pharma Solutions Inc., 3.13%, 02/15/29 (Call 02/15/24)(a)	30	26,012
Centene Corp., 4.63%, 12/15/29 (Call 12/15/24)	170	164,735
Charles River Laboratories International Inc., 3.75%, 03/15/29 (Call 03/15/24)(a)(b)	25	22,698
CHS/Community Health Systems Inc.
6.00%, 01/15/29 (Call 01/15/24)(a)	45	42,540
6.88%, 04/15/29 (Call 04/15/24)(a)	70	61,417
HCA Inc., 5.88%, 02/01/29 (Call 08/01/28)	55	57,304
Lifepoint Health Inc., 5.38%, 01/15/29 (Call 01/15/24)(a)	25	21,375
ModivCare Escrow Issuer Inc., 5.00%, 10/01/29 (Call 10/01/24)(a)	25	21,884
Syneos Health Inc., 3.63%, 01/15/29 (Call 01/15/24)(a)	30	26,551
Tenet Healthcare Corp., 4.25%, 06/01/29 (Call 06/01/24)(a)	65	58,852

		536,137

Holding Companies - Diversified — 0.8%
Compass Group Diversified Holdings LLC, 5.25%, 04/15/29 (Call 04/15/24)(a)	50	44,727
Hightower Holding LLC, 6.75%, 04/15/29 (Call 04/13/24)(a)	15	13,941
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.38%, 02/01/29 (Call 08/01/28)	40	34,605

		93,273

Home Builders — 1.2%
Ashton Woods USA LLC/Ashton Woods Finance Co., 4.63%, 08/01/29 (Call 08/01/24)(a)	20	16,831
Beazer Homes USA Inc., 7.25%, 10/15/29 (Call 10/15/24)	15	14,299
Brookfield Residential Properties Inc./Brookfield Residential U.S. LLC, 5.00%, 06/15/29 (Call 06/15/24)(a)	20	17,672
Century Communities Inc., 3.88%, 08/15/29 (Call 02/15/29)(a)	25	21,083
KB Home, 4.80%, 11/15/29 (Call 05/15/29)	15	13,579
LGI Homes Inc., 4.00%, 07/15/29 (Call 01/15/29)(a)	15	12,416
Meritage Homes Corp., 3.88%, 04/15/29 (Call 10/15/28)(a)	20	17,940
Shea Homes LP/Shea Homes Funding Corp., 4.75%, 04/01/29 (Call 04/01/24)(a)	15	13,073
Thor Industries Inc., 4.00%, 10/15/29 (Call 10/15/24)(a)	25	21,118

		148,011

Home Furnishings — 0.3%
Tempur Sealy International Inc., 4.00%, 04/15/29 (Call 04/15/24)(a)	40	34,698

Household Products & Wares — 0.3%
ACCO Brands Corp., 4.25%, 03/15/29 (Call 03/15/24)(a)	30	26,227
Spectrum Brands Inc., 5.00%, 10/01/29 (Call 10/01/24)(a)	15	13,958

		40,185

Housewares — 0.3%
Scotts Miracle-Gro Co. (The), 4.50%, 10/15/29 (Call 10/15/24)	20	17,722
SWF Escrow Issuer Corp., 6.50%, 10/01/29 (Call 10/01/24)(a)	30	23,219

		40,941

Insurance — 1.6%
Acrisure LLC/Acrisure Finance Inc.
4.25%, 02/15/29 (Call 02/15/24)(a)	40	34,935
6.00%, 08/01/29 (Call 08/01/24)(a)	25	21,839

Security	Par (000)	Value

Insurance (continued)
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 5.88%, 11/01/29 (Call 11/01/24)(a)	$20	$18,602
AmWINS Group Inc., 4.88%, 06/30/29 (Call 06/30/24)(a)	40	36,594
AssuredPartners Inc., 5.63%, 01/15/29 (Call 12/15/23)(a)	25	22,004
BroadStreet Partners Inc., 5.88%, 04/15/29 (Call 04/15/24)(a)	35	30,404
HUB International Ltd., 5.63%, 12/01/29 (Call 12/01/24)(a)	25	22,901

		187,279

Internet — 1.9%
Endurance International Group Holdings Inc., 6.00%, 02/15/29 (Call 02/15/24)(a)	35	28,320
Go Daddy Operating Co. LLC/GD Finance Co. Inc., 3.50%, 03/01/29 (Call 03/01/24)(a)	35	31,098
Match Group Holdings II LLC, 5.63%, 02/15/29 (Call 02/15/24)(a)	15	14,577
Netflix Inc.
5.38%, 11/15/29(a)	45	45,053
6.38%, 05/15/29	40	42,485
Uber Technologies Inc., 4.50%, 08/15/29 (Call 08/15/24)(a)	75	64,603

		226,136

Iron & Steel — 1.1%
Allegheny Technologies Inc., 4.88%, 10/01/29 (Call 10/01/24)	15	13,667
Big River Steel LLC/BRS Finance Corp., 6.63%, 01/31/29 (Call 09/15/23)(a)	35	35,796
Cleveland-Cliffs Inc., 4.63%, 03/01/29 (Call 03/01/24)(a)	25	23,448
TMS International Corp./DE, 6.25%, 04/15/29 (Call 04/06/24)(a)	15	12,961
United States Steel Corp., 6.88%, 03/01/29 (Call 03/01/24)	40	40,683

		126,555

Leisure Time — 1.7%
Carnival Corp., 6.00%, 05/01/29 (Call 11/01/24)(a)	100	89,763
MajorDrive Holdings IV LLC, 6.38%, 06/01/29 (Call 06/01/24)(a)	25	19,692
NCL Corp. Ltd., 7.75%, 02/15/29 (Call 11/15/28)(a)	30	29,107
Viking Cruises Ltd., 7.00%, 02/15/29 (Call 02/15/24)(a)	25	22,249
Viking Ocrean Cruises shi, 5.63%, 02/15/29 (Call 02/15/24)(a)	17	15,067
Vista Outdoor Inc., 4.50%, 03/15/29 (Call 03/15/24)(a)	30	26,950

		202,828

Lodging — 2.2%
Hilton Domestic Operating Co. Inc., 3.75%, 05/01/29 (Call 05/01/24)(a)	40	36,357
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc, 5.00%, 06/01/29 (Call 06/01/24)(a)	45	40,569
Marriott Ownership Resorts Inc., 4.50%, 06/15/29 (Call 06/15/24)(a)	30	26,738
Melco Resorts Finance Ltd., 5.38%, 12/04/29 (Call 12/04/24)(a)	57	45,879
Studio City Finance Ltd., 5.00%, 01/15/29 (Call 01/15/24)(a)	55	37,697
Travel + Leisure Co., 4.50%, 12/01/29 (Call 09/01/29)(a)	35	31,032
Wynn Macau Ltd., 5.13%, 12/15/29 (Call 12/15/24)(a)	50	39,497

		257,769

Machinery — 0.7%
BWX Technologies Inc., 4.13%, 04/15/29 (Call 04/15/24)(a)	20	18,473
Mueller Water Products Inc., 4.00%, 06/15/29 (Call 06/15/24)(a)	20	18,172
OT Merger Corp., 7.88%, 10/15/29 (Call 10/15/24)(a)	15	12,965
Terex Corp., 5.00%, 05/15/29 (Call 05/15/24)(a)	30	27,580

		77,190

Media — 6.2%
Altice Financing SA, 5.75%, 08/15/29 (Call 08/15/24)(a)	100	84,478
AMC Networks Inc., 4.25%, 02/15/29 (Call 02/15/24)	50	43,628
Audacy Capital Corp., 6.75%, 03/31/29 (Call 03/31/24)(a)	25	21,601
CCO Holdings LLC/CCO Holdings Capital Corp., 5.38%, 06/01/29 (Call 06/01/24)(a)	70	66,435
CSC Holdings LLC, 6.50%, 02/01/29 (Call 02/01/24)(a)	80	76,425
DISH DBS Corp., 5.13%, 06/01/29	75	58,567

48	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® iBonds® 2029 Term High Yield and Income ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
LCPR Senior Secured Financing DAC, 5.13%, 07/15/29 (Call 07/15/24)(a)	$35	$31,879
Liberty Interactive LLC, 8.50%, 07/15/29	15	13,589
McGraw-Hill Education Inc., 8.00%, 08/01/29 (Call 08/01/24)(a)	35	31,335
News Corp., 3.88%, 05/15/29 (Call 05/15/24)(a)	50	45,016
Scripps Escrow II Inc., 3.88%, 01/15/29 (Call 01/15/24)(a)	30	26,656
Sirius XM Radio Inc., 5.50%, 07/01/29 (Call 07/01/24)(a)	60	57,830
TEGNA Inc., 5.00%, 09/15/29 (Call 09/15/24)	55	53,395
Univision Communications Inc., 4.50%, 05/01/29 (Call 05/01/24)(a)	55	49,375
Videotron Ltd., 3.63%, 06/15/29 (Call 06/15/24)(a)	25	21,798
Virgin Media Secured Finance PLC, 5.50%, 05/15/29 (Call 05/15/24)(a)	70	65,196

		747,203

Metal Fabricate & Hardware — 0.2%
Roller Bearing Co of America Inc., 4.38%, 10/15/29 (Call 10/15/24)(a)	30	27,112

Mining — 0.8%
Alcoa Nederland Holding BV, 4.13%, 03/31/29 (Call 03/31/24)(a)	25	23,550
Coeur Mining Inc., 5.13%, 02/15/29 (Call 02/15/24)(a)	18	14,248
Constellium SE, 3.75%, 04/15/29 (Call 04/15/24)(a)	25	21,575
Hudbay Minerals Inc.
6.13%, 04/01/29 (Call 04/01/24)(a)	15	14,218
6.13%, 04/01/29 (Call 04/01/24)(d)	25	23,696

		97,287

Office & Business Equipment — 0.1%
Pitney Bowes Inc., 7.25%, 03/15/29 (Call 03/15/24)(a)	15	13,705

Office Furnishings — 0.2%
Steelcase Inc., 5.13%, 01/18/29 (Call 10/18/28)	18	17,551

Oil & Gas — 5.4%
Antero Resources Corp., 7.63%, 02/01/29 (Call 02/01/24)(a)	30	31,769
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 5.88%, 06/30/29 (Call 09/01/24)(a)	20	19,365
Chesapeake Energy Corp.
5.88%, 02/01/29 (Call 02/05/24)(a)	25	24,776
6.75%, 04/15/29 (Call 04/15/24)(a)	40	40,260
CNX Resources Corp., 6.00%, 01/15/29 (Call 01/15/24)(a)	25	24,695
Colgate Energy Partners III LLC, 5.88%, 07/01/29 (Call 07/01/24)(a)	35	34,809
Comstock Resources Inc., 6.75%, 03/01/29 (Call 03/01/24)(a)	65	65,692
CrownRock LP/CrownRock Finance Inc., 5.00%, 05/01/29 (Call 05/01/24)(a)	20	19,580
Hilcorp Energy I LP/Hilcorp Finance Co., 5.75%, 02/01/29 (Call 02/01/24)(a)	30	29,419
Laredo Petroleum Inc., 7.75%, 07/31/29 (Call 07/31/24)(a)	20	19,618
MEG Energy Corp., 5.88%, 02/01/29 (Call 02/01/24)(a)	30	29,443
Murphy Oil Corp., 7.05%, 05/01/29	10	10,312
Occidental Petroleum Corp., 3.50%, 08/15/29 (Call 05/15/29)	50	46,964
Parkland Corp., 4.50%, 10/01/29 (Call 10/01/24)(a)	45	39,448
Patterson-UTI Energy Inc., 5.15%, 11/15/29 (Call 08/15/29)	20	19,035
Precision Drilling Corp., 6.88%, 01/15/29 (Call 01/15/25)(a)	20	19,402
Range Resources Corp., 8.25%, 01/15/29 (Call 01/15/24)	40	42,844
Rockcliff Energy II LLC, 5.50%, 10/15/29 (Call 10/15/24)(a)	40	38,953
Southwestern Energy Co., 5.38%, 02/01/29 (Call 02/01/24)	30	29,644
Sunoco LP/Sunoco Finance Corp., 4.50%, 05/15/29 (Call 05/15/24)	45	40,547
Teine Energy Ltd., 6.88%, 04/15/29 (Call 04/15/24)(a)	20	19,926

		646,501

Security	Par (000)	Value

Packaging & Containers — 1.1%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 4.00%, 09/01/29 (Call 05/15/24)(a)	$50	$42,837
Clydesdale Acquisition Holdings Inc., 6.63%, 04/15/29 (Call 04/15/25)(a)	18	17,980
Graphic Packaging International LLC, 3.50%, 03/01/29 (Call 09/01/28)(a)	20	17,800
Intertape Polymer Group Inc., 4.38%, 06/15/29 (Call 06/15/24)(a)	15	15,427
LABL Inc., 8.25%, 11/01/29 (Call 11/01/24)(a)	20	16,623
Sealed Air Corp., 5.00%, 04/15/29 (Call 04/15/25)(a)	9	8,931
TriMas Corp., 4.13%, 04/15/29 (Call 04/15/24)(a)	15	13,457

		133,055

Pharmaceuticals — 2.9%
180 Medical Inc., 3.88%, 10/15/29 (Call 10/07/24)(a)	30	26,893
AdaptHealth LLC, 4.63%, 08/01/29 (Call 02/01/24)(a)	25	21,299
Bausch Health Companies Inc.
5.00%, 02/15/29 (Call 02/15/24)(a)	50	35,177
6.25%, 02/15/29 (Call 02/15/24)(a)	70	51,028
7.25%, 05/30/29 (Call 05/30/24)(a)	35	26,451
Endo Luxembourg Finance Co. I Sarl/Endo U.S. Inc., 6.13%, 04/01/29 (Call 04/01/24)(a)	55	47,858
HLF Financing Sarl LLC/Herbalife International Inc., 4.88%, 06/01/29 (Call 06/01/24)(a)	30	24,209
Jazz Securities DAC, 4.38%, 01/15/29 (Call 07/15/24)(a)	65	60,104
Option Care Health Inc., 4.38%, 10/31/29 (Call 10/31/24)(a)	25	22,449
Owens & Minor Inc., 4.50%, 03/31/29 (Call 03/31/24)(a)	30	27,008

		342,476

Pipelines — 3.7%
Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.38%, 06/15/29 (Call 06/15/24)(a)	40	37,595
Cheniere Energy Partners LP, 4.50%, 10/01/29 (Call 10/01/24)	65	62,256
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 6.00%, 02/01/29 (Call 02/01/24)(a)	35	34,078
DCP Midstream Operating LP, 5.13%, 05/15/29 (Call 02/15/29)	25	24,603
DT Midstream Inc., 4.13%, 06/15/29 (Call 06/15/24)(a)	55	49,940
EnLink Midstream LLC, 5.38%, 06/01/29 (Call 03/01/29)	25	24,345
EQM Midstream Partners LP, 4.50%, 01/15/29 (Call 07/15/28)(a)	40	35,997
Global Partners LP/GLP Finance Corp., 6.88%, 01/15/29 (Call 01/15/24)	17	16,464
ITT Holdings LLC, 6.50%, 08/01/29 (Call 08/01/24)(a)	60	53,102
Oasis Midstream Partners LP/OMP Finance Corp., 8.00%, 04/01/29 (Call 04/01/24)(a)	25	25,976
Rockies Express Pipeline LLC, 4.95%, 07/15/29 (Call 04/15/29)(a)	25	23,445
Venture Global Calcasieu Pass LLC, 3.88%, 08/15/29 (Call 02/15/29)(a)	60	54,788

		442,589

Real Estate — 1.0%
Howard Hughes Corp. (The), 4.13%, 02/01/29 (Call 02/01/24)(a)	30	27,174
Hunt Cos. Inc., 5.25%, 04/15/29 (Call 04/15/24)(a)	30	27,743
Kennedy-Wilson Inc., 4.75%, 03/01/29 (Call 03/01/24)	30	27,661
Realogy Group LLC/Realogy Co-Issuer Corp., 5.75%, 01/15/29 (Call 01/15/24)(a)	45	37,868

		120,446

Real Estate Investment Trusts — 3.1%
Apollo Commercial Real Estate Finance Inc., 4.63%, 06/15/29 (Call 06/15/24)(a)	25	21,729
Iron Mountain Inc., 4.88%, 09/15/29 (Call 09/15/24)(a)	50	45,853
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.75%, 06/15/29 (Call 06/15/24)(a)	35	31,473
MPT Operating Partnership LP/MPT Finance Corp., 4.63%, 08/01/29 (Call 08/01/24)	40	36,749

S C H E D U L E O F I N V E S T M E N T S	49

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® iBonds® 2029 Term High Yield and Income ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 4.88%, 05/15/29 (Call 05/15/24)(a)	$40	$36,672
RHP Hotel Properties LP/RHP Finance Corp., 4.50%, 02/15/29 (Call 02/15/24)(a)	30	27,172
RLJ Lodging Trust LP, 4.00%, 09/15/29 (Call 09/15/24)(a)	25	22,312
SBA Communications Corp., 3.13%, 02/01/29 (Call 02/01/24)	70	60,016
Service Properties Trust, 4.95%, 10/01/29 (Call 07/01/29)	20	15,999
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC, 6.50%, 02/15/29 (Call 02/15/24)(a)	55	47,419
XHR LP, 4.88%, 06/01/29 (Call 06/01/24)(a)	25	23,069

		368,463

Retail — 7.3%
1011778 BC ULC/New Red Finance Inc., 3.50%, 02/15/29 (Call 02/15/24)(a)	40	35,339
Ambience Merger Sub Inc., 7.13%, 07/15/29 (Call 07/15/24)(a)	25	18,654
Arko Corp., 5.13%, 11/15/29 (Call 11/15/24)(a)	25	22,162
Asbury Automotive Group Inc., 4.63%, 11/15/29 (Call 11/15/24)(a)	45	40,542
Bath & Body Works Inc., 7.50%, 06/15/29 (Call 06/15/24)	40	41,320
Beacon Roofing Supply Inc., 4.13%, 05/15/29 (Call 05/15/25)(a)	20	17,591
Bloomin’ Brands Inc./OSI Restaurant Partners LLC, 5.13%, 04/15/29 (Call 04/15/24)(a)	15	13,955
BlueLinx Holdings Inc., 6.00%, 11/15/29 (Call 11/15/24)(a)	15	13,628
Carrols Restaurant Group Inc., 5.88%, 07/01/29 (Call 07/01/24)(a)	15	11,480
Carvana Co., 4.88%, 09/01/29 (Call 09/01/24)(a)	37	27,121
Ferrellgas LP/Ferrellgas Finance Corp., 5.88%, 04/01/29 (Call 04/01/24)(a)	40	34,880
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co. Inc., 4.63%, 01/15/29 (Call 01/15/25)(a)	45	40,805
Foot Locker Inc., 4.00%, 10/01/29 (Call 10/01/24)(a)	20	16,656
Foundation Building Materials Inc., 6.00%, 03/01/29 (Call 03/01/24)(a)	20	16,400
Gap Inc. (The), 3.63%, 10/01/29 (Call 10/01/24)(a)	35	28,490
GYP Holdings III Corp., 4.63%, 05/01/29 (Call 05/01/24)(a)	20	17,743
LBM Acquisition LLC, 6.25%, 01/15/29 (Call 01/15/24)(a)	40	32,860
LCM Investments Holdings II LLC, 4.88%, 05/01/29 (Call 05/01/24)(a)	50	43,849
Lithia Motors Inc., 3.88%, 06/01/29 (Call 06/01/24)(a)	40	36,336
Macy’s Retail Holdings LLC, 5.88%, 04/01/29 (Call 04/01/24)(a)	25	23,810
Michaels Companies Inc (The), 7.88%, 05/01/29 (Call 04/01/24)(a)	65	51,599
Murphy Oil USA Inc., 4.75%, 09/15/29 (Call 09/15/24)	25	23,797
Papa John’s International Inc., 3.88%, 09/15/29 (Call 09/15/24)(a)	25	22,070
Park River Holdings Inc.
5.63%, 02/01/29 (Call 02/01/24)(a)	20	15,390
6.75%, 08/01/29 (Call 08/01/24)(a)	15	12,071
Patrick Industries Inc., 4.75%, 05/01/29 (Call 05/01/24)(a)	15	12,816
Penske Automotive Group Inc., 3.75%, 06/15/29 (Call 06/15/24)	25	21,363
PetSmart Inc./PetSmart Finance Corp., 7.75%, 02/15/29 (Call 02/15/24)(a)	50	49,750
Sonic Automotive Inc., 4.63%, 11/15/29 (Call 11/15/24)(a)	35	29,892
SRS Distribution Inc.
6.00%, 12/01/29 (Call 12/01/24)(a)	35	30,625
6.13%, 07/01/29 (Call 07/01/24)(a)	25	22,051
Superior Plus LP/Superior General Partner Inc., 4.50%, 03/15/29 (Call 03/15/24)(a)	25	22,835
Victoria’s Secret & Co., 4.63%, 07/15/29 (Call 07/15/24)(a)	30	24,713

		872,593

Semiconductors — 0.3%
Entegris Inc., 3.63%, 05/01/29 (Call 05/01/24)(a)	25	21,996
Synaptics Inc., 4.00%, 06/15/29 (Call 06/15/24)(a)	20	17,622

		39,618

Security	Par/ Shares (000)	Value

Software — 2.7%
CDK Global Inc., 5.25%, 05/15/29 (Call 05/15/24)(a)	$40	$40,302
Clarivate Science Holdings Corp., 4.88%, 07/01/29 (Call 06/30/24)(a)	45	39,753
Dun & Bradstreet Corp. (The), 5.00%, 12/15/29 (Call 12/15/24)(a)	20	18,589
Elastic NV, 4.13%, 07/15/29 (Call 07/15/24)(a)	30	26,895
MSCI Inc., 4.00%, 11/15/29 (Call 11/15/24)(a)	50	46,019
Open Text Corp., 3.88%, 12/01/29 (Call 12/01/24)(a)	45	40,010
Playtika Holding Corp., 4.25%, 03/15/29 (Call 03/15/24)(a)	30	27,020
Rocket Software Inc., 6.50%, 02/15/29 (Call 02/15/24)(a)	30	25,710
Twilio Inc., 3.63%, 03/15/29 (Call 03/15/24)	30	26,442
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 02/01/29 (Call 02/01/24)(a)	35	30,972

		321,712

Telecommunications — 6.0%
Altice France SA, 5.50%, 10/15/29 (Call 10/15/24)(a)	100	86,085
Altice France SA/France
5.13%, 01/15/29 (Call 09/15/23)(a)	30	25,863
5.13%, 07/15/29 (Call 04/15/24)(a)	125	105,739
CommScope Inc., 4.75%, 09/01/29 (Call 09/01/24)(a)	65	54,477
Frontier Communications Holdings LLC
5.88%, 11/01/29 (Call 11/01/24)	35	30,501
6.75%, 05/01/29 (Call 05/01/24)(a)	50	45,433
Level 3 Financing Inc.
3.63%, 01/15/29 (Call 01/15/24)(a)	40	32,552
3.75%, 07/15/29 (Call 01/15/24)(a)	45	36,549
Lumen Technologies Inc.
4.50%, 01/15/29 (Call 01/15/24)(a)	50	39,581
5.38%, 06/15/29 (Call 06/15/24)(a)	50	40,811
Plantronics Inc., 4.75%, 03/01/29 (Call 03/01/24)(a)	25	25,400
Switch Ltd., 4.13%, 06/15/29 (Call 06/15/24)(a)	30	28,717
T-Mobile USA Inc.
2.63%, 02/15/29 (Call 02/15/24)	50	43,258
3.38%, 04/15/29 (Call 04/15/24)	55	50,025
3.38%, 04/15/29 (Call 04/15/24)(a)	55	49,787
Viavi Solutions Inc., 3.75%, 10/01/29 (Call 10/01/24)(a)	25	22,481

		717,259

Toys, Games & Hobbies — 0.2%
Mattel Inc., 3.75%, 04/01/29 (Call 04/01/24)(a)	30	28,576

Transportation — 0.6%
Carriage Purchaser Inc., 7.88%, 10/15/29 (Call 10/15/24)(a)	15	13,204
First Student Bidco Inc./First Transit Parent Inc., 4.00%, 07/31/29 (Call 07/31/24)(a)	40	35,806
Seaspan Corp., 5.50%, 08/01/29 (Call 08/01/24)(a)	30	26,424

		75,434

Total Corporate Bonds & Notes — 97.6% (Cost: $12,280,156)		11,678,653

Short-Term Investments

Money Market Funds — 2.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.38%(e)(f)(g)	101	100,553

50	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® iBonds® 2029 Term High Yield and Income ETF (Percentages shown are based on Net Assets)

Security	Shares (000)	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.34%(e)(f)	180	$180,000

		280,553

Total Short-Term Investments — 2.3% (Cost: $280,553)		280,553

Total Investments in Securities — 99.9% (Cost: $12,560,709)		11,959,206

Other Assets, Less Liabilities — 0.1%		10,957

Net Assets — 100.0%		$11,970,163

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/08/22	(a)	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/22	Shares Held at 04/30/22 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$—		$100,553	(b)	$—	$—	$—	$100,553	101	$2	(c)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	—		180,000	(b)	—	—	—	180,000	180	92		—

						$—	$—	$280,553		$94		$ —

(a)	Commencement of operations.
(b)	Represents net amount purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Corporate Bonds & Notes	$—	$11,678,653	$—	$11,678,653
Money Market Funds	280,553	—	—	280,553

	$280,553	$11,678,653	$—	$11,959,206

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	51

Statements of Assets and Liabilities (unaudited)

April 30, 2022

	iShares iBonds 2022 Term High Yield and Income ETF	iShares iBonds 2023 Term High Yield and Income ETF	iShares iBonds 2024 Term High Yield and Income ETF	iShares iBonds 2025 Term High Yield and Income ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$81,691,720	$112,073,387	$68,537,036	$41,157,155
Affiliated(c)	10,718,956	17,477,844	12,456,906	10,758,918
Cash	936	3,128	5,801	2,746
Receivables:
Investments sold	360,650	2,144,393	1,020,238	307,295
Securities lending income — Affiliated	2,841	2,000	5,048	2,397
Capital shares sold	10,185	23,582	—	—
Dividends	777	268	190	350
Interest	939,444	1,753,030	1,086,732	753,853

Total assets	93,725,509	133,477,632	83,111,951	52,982,714

LIABILITIES
Collateral on securities loaned, at value	6,761,804	15,420,752	11,689,348	9,381,939
Payables:
Investments purchased	561,682	2,092,167	1,731,452	1,092,493
Investment advisory fees	23,962	31,868	19,930	12,406

Total liabilities	7,347,448	17,544,787	13,440,730	10,486,838

NET ASSETS	$86,378,061	$115,932,845	$69,671,221	$42,495,876

NET ASSETS CONSIST OF:
Paid-in capital	$86,937,683	$119,493,252	$73,369,142	$45,001,358
Accumulated loss	(559,622)	(3,560,407)	(3,697,921)	(2,505,482)

NET ASSETS	$86,378,061	$115,932,845	$69,671,221	$42,495,876

Shares outstanding	3,600,000	4,900,000	3,000,000	1,800,000

Net asset value	$23.99	$23.66	$23.22	$23.61

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Securities loaned, at value	$6,522,775	$14,929,960	$10,974,649	$8,997,726
(b) Investments, at cost — Unaffiliated	$82,004,726	$114,938,746	$71,539,761	$42,665,347
(c) Investments, at cost — Affiliated	$10,717,674	$17,475,529	$12,454,371	$10,757,414

See notes to financial statements.

52	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities (unaudited) (continued)

April 30, 2022

	iShares iBonds 2026 Term High Yield and Income ETF	iShares iBonds 2027 Term High Yield and Income ETF	iShares iBonds 2028 Term High Yield and Income ETF	iShares iBonds 2029 Term High Yield and Income ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$20,857,447	$11,191,812	$9,488,222	$11,678,653
Affiliated(c)	3,822,811	1,387,177	243,957	280,553
Cash	9,821	4,060	4,053	8,068
Receivables:
Investments sold	—	18,313	14,875	442,177
Securities lending income — Affiliated	884	345	1	2
Dividends	86	10	61	51
Interest	325,971	184,698	149,046	173,114

Total assets	25,017,020	12,786,415	9,900,215	12,582,618

LIABILITIES
Collateral on securities loaned, at value	3,263,798	1,347,510	33,957	100,553
Payables:
Investments purchased	411,140	5,048	181,181	508,384
Investment advisory fees	6,340	3,945	2,832	3,518

Total liabilities	3,681,278	1,356,503	217,970	612,455

NET ASSETS	$21,335,742	$11,429,912	$9,682,245	$11,970,163

NET ASSETS CONSIST OF:
Paid-in capital	$22,737,283	$12,671,362	$10,001,515	$12,510,534
Accumulated loss	(1,401,541)	(1,241,450)	(319,270)	(540,371)

NET ASSETS	$21,335,742	$11,429,912	$9,682,245	$11,970,163

Shares outstanding	900,000	500,000	400,000	500,000

Net asset value	$23.71	$22.86	$24.21	$23.94

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Securities loaned, at value	$3,128,138	$1,284,813	$31,690	$96,252
(b) Investments, at cost — Unaffiliated	$22,101,246	$12,147,296	$9,887,537	$12,280,156
(c) Investments, at cost — Affiliated	$3,822,282	$1,386,931	$243,957	$280,553

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	53

Statements of Operations (unaudited)

Six Months Ended April 30, 2022

	iShares iBonds 2022 Term High Yield and Income ETF	iShares iBonds 2023 Term High Yield and Income ETF	iShares iBonds 2024 Term High Yield and Income ETF	iShares iBonds 2025 Term High Yield and Income ETF

INVESTMENT INCOME
Dividends — Affiliated	$2,187	$1,048	$1,032	$872
Interest — Unaffiliated	627,429	1,392,826	1,227,275	969,061
Payment-in-kind interest — Unaffiliated	—	177,243	—	—
Securities lending income — Affiliated — net	11,138	6,337	25,453	9,618
Other income — Unaffiliated	(9,398)	1,136	6,040	1,612

Total investment income	631,356	1,578,590	1,259,800	981,163

EXPENSES
Investment advisory fees	130,863	168,453	101,786	73,803

Total expenses	130,863	168,453	101,786	73,803

Less:
Investment advisory fees waived	(806)	(503)	(271)	(168)

Total expenses after fees waived	130,057	167,950	101,515	73,635

Net investment income	501,299	1,410,640	1,158,285	907,528

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	92,842	(678,780)	86,640	(81,948)
Investments — Affiliated	(3,488)	(4,006)	(4,479)	(3,124)
In-kind redemptions — Unaffiliated	—	242,948	—	1,197

Net realized gain (loss)	89,354	(439,838)	82,161	(83,875)

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	(512,534)	(3,255,667)	(3,639,186)	(2,080,167)
Investments — Affiliated	938	1,442	1,971	725

Net change in unrealized appreciation (depreciation)	(511,596)	(3,254,225)	(3,637,215)	(2,079,442)

Net realized and unrealized loss	(422,242)	(3,694,063)	(3,555,054)	(2,163,317)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$79,057	$(2,283,423)	$(2,396,769)	$(1,255,789)

See notes to financial statements.

54	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations (unaudited) (continued)

Six Months Ended April 30, 2022

	iShares iBonds 2026 Term High Yield and Income ETF	iShares iBonds 2027 Term High Yield and Income ETF	iShares iBonds 2028 Term High Yield and Income ETF (a)	iShares iBonds 2029 Term High Yield and Income ETF (a)

INVESTMENT INCOME
Dividends — Affiliated.	$265	$79	$101	$92
Interest — Unaffiliated	527,433	267,299	84,689	95,612
Securities lending income — Affiliated — net	3,603	1,261	1	2
Other income — Unaffiliated	1,160	250	—	—

Total investment income	532,461	268,889	84,791	95,706

EXPENSES
Investment advisory fees	37,694	23,331	5,044	5,725

Total expenses	37,694	23,331	5,044	5,725

Less:
Investment advisory fees waived	(49)	(23)	(21)	(20)

Total expenses after fees waived	37,645	23,308	5,023	5,705

Net investment income	494,816	245,581	79,768	90,001

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(40,090)	(75,260)	277	(28,869)
Investments — Affiliated	(1,347)	(579)	—	—
In-kind redemptions — Unaffiliated	(47,213)	(155,198)	—	—

Net realized gain (loss)	(88,650)	(231,037)	277	(28,869)

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	(1,411,845)	(830,997)	(399,315)	(601,503)
Investments — Affiliated	529	246	—	—

Net change in unrealized appreciation (depreciation)	(1,411,316)	(830,751)	(399,315)	(601,503)

Net realized and unrealized loss	(1,499,966)	(1,061,788)	(399,038)	(630,372)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,005,150)	$(816,207)	$(319,270)	$(540,371)

(a)	For the period from March 8, 2022 (commencement of operations) to April 30, 2022.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	55

Statements of Changes in Net Assets

		iShares iBonds 2022 Term High Yield and Income ETF	iShares iBonds 2023 Term High Yield and Income ETF

	Six Months Ended 04/30/22 (unaudited)	Year Ended 10/31/21	Six Months Ended 04/30/22 (unaudited)	Year Ended 10/31/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$501,299	$1,279,552	$1,410,640	$2,061,878
Net realized gain (loss)	89,354	505,905	(439,838)	554,555
Net change in unrealized appreciation (depreciation)	(511,596)	(132,806)	(3,254,225)	161,331

Net increase (decrease) in net assets resulting from operations	79,057	1,652,651	(2,283,423)	2,777,764

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(615,603)	(1,338,242)	(1,477,577)	(1,956,106)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	16,829,315	50,744,075	36,147,381	66,191,647

NET ASSETS
Total increase in net assets	16,292,769	51,058,484	32,386,381	67,013,305
Beginning of period	70,085,292	19,026,808	83,546,464	16,533,159

End of period	$86,378,061	$70,085,292	$115,932,845	$83,546,464

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

56	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets (continued)

		iShares iBonds 2024 Term High Yield and Income ETF	iShares iBonds 2025 Term High Yield and Income ETF

	Six Months Ended 04/30/22 (unaudited)	Year Ended 10/31/21	Six Months Ended 04/30/22 (unaudited)	Year Ended 10/31/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$1,158,285	$1,292,686	$907,528	$1,248,401
Net realized gain (loss)	82,161	165,396	(83,875)	120,442
Net change in unrealized appreciation (depreciation)	(3,637,215)	535,648	(2,079,442)	372,759

Net increase (decrease) in net assets resulting from operations	(2,396,769)	1,993,730	(1,255,789)	1,741,602

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(1,184,841)	(1,275,100)	(1,010,205)	(1,311,182)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	21,525,402	41,654,956	4,943,194	22,540,953

NET ASSETS
Total increase in net assets	17,943,792	42,373,586	2,677,200	22,971,373
Beginning of period	51,727,429	9,353,843	39,818,676	16,847,303

End of period	$69,671,221	$51,727,429	$42,495,876	$39,818,676

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	57

Statements of Changes in Net Assets (continued)

	iShares iBonds 2026 Term High Yield and Income ETF		iShares iBonds 2027 Term High Yield and Income ETF

	Six Months Ended 04/30/22 (unaudited )	Period From 11/10/20 to 10/31/21 (a)	Six Months Ended 04/30/22 (unaudited )	Period From 07/07/21 to 10/31/21 (a)

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$494,816	$672,208	$245,581	$124,912
Net realized gain (loss)	(88,650)	(59,096)	(231,037)	119
Net change in unrealized appreciation (depreciation)	(1,411,316)	168,046	(830,751)	(124,487)

Net increase (decrease) in net assets resulting from operations	(1,005,150)	781,158	(816,207)	544

DISTRIBUTIONS TO SHAREHOLDERS(b)
Decrease in net assets resulting from distributions to shareholders	(514,446)	(663,103)	(332,535)	(93,252)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	2,534,729	20,202,554	153,508	12,517,854

NET ASSETS
Total increase (decrease) in net assets	1,015,133	20,320,609	(995,234)	12,425,146
Beginning of period	20,320,609	—	12,425,146	—

End of period	$21,335,742	$20,320,609	$11,429,912	$12,425,146

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

58	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets (continued)

	iShares iBonds 2028 Term High Yield and Income ETF	iShares iBonds 2029 Term High Yield and Income ETF

	Period From 03/08/22 to 04/30/22 (unaudited) (a)	Period From 03/08/22 to 04/30/22 (unaudited) (a)

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$79,768	$90,001
Net realized gain (loss)	277	(28,869)
Net change in unrealized appreciation (depreciation)	(399,315)	(601,503)

Net decrease in net assets resulting from operations	(319,270)	(540,371)

DISTRIBUTIONS TO SHAREHOLDERS(b)
Decrease in net assets resulting from distributions to shareholders	—	—

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	10,001,515	12,510,534

NET ASSETS
Total increase in net assets	9,682,245	11,970,163
Beginning of period	—	—

End of period	$9,682,245	$11,970,163

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	59

Financial Highlights

(For a share outstanding throughout each period)

	iShares iBonds 2022 Term High Yield and Income ETF

	Six Months Ended 04/30/22 (unaudited)		Year Ended 10/31/21	Year Ended 10/31/20	Period From 05/07/19 to 10/31/19	(a)

Net asset value, beginning of period	$24.17		$23.78	$24.59	$25.00

Net investment income(b)	0.16		0.66	1.32	0.64
Net realized and unrealized gain (loss)(c)		(0.14)	0.57	(0.83)	(0.51)

Net increase from investment operations	0.02		1.23	0.49	0.13

Distributions(d)
From net investment income		(0.20)	(0.84)	(1.30)	(0.54)

Total distributions		(0.20)	(0.84)	(1.30)	(0.54)

Net asset value, end of period	$23.99		$24.17	$23.78	$24.59

Total Return(e)
Based on net asset value	0.10	%(f)	5.22%	2.15%	0.56	%(f)

Ratios to Average Net Assets(g)
Total expenses	0.35	%(h)	0.35%	0.35%	0.35	%(h)

Total expenses after fees waived	0.35	%(h)	0.35%	0.35%	0.35	%(h)

Net investment income	1.34	%(h)	2.72%	5.61%	5.34	%(h)

Supplemental Data
Net assets, end of period (000)	$86,378		$70,085	$19,027	$9,838

Portfolio turnover rate(i)	1	%(f)	33%	68%	14	%(f)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

60	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares iBonds 2023 Term High Yield and Income ETF

	Six Months Ended 04/30/22 (unaudited)		Year Ended 10/31/21	Year Ended 10/31/20	Period From 05/07/19 to 10/31/19	(a)

Net asset value, beginning of period.	$24.57		$23.62	$24.73	$25.00

Net investment income(b)	0.35		1.08	1.33	0.69
Net realized and unrealized gain (loss)(c)		(0.88)	1.04	(1.08)	(0.40)

Net increase (decrease) from investment operations		(0.53)	2.12	0.25	0.29

Distributions(d)
From net investment income		(0.38)	(1.17)	(1.36)	(0.56)

Total distributions		(0.38)	(1.17)	(1.36)	(0.56)

Net asset value, end of period	$23.66		$24.57	$23.62	$24.73

Total Return(e)
Based on net asset value	(2.19	)%(f)	9.12%	1.16%	1.19	%(f)

Ratios to Average Net Assets(g)
Total expenses	0.35	%(h)	0.35%	0.35%	0.35	%(h)

Total expenses after fees waived	0.35	%(h)	0.35%	0.35%	0.35	%(h)

Net investment income	2.93	%(h)	4.40%	5.67%	5.73	%(h)

Supplemental Data
Net assets, end of period (000)	$115,933		$83,546	$16,533	$12,364

Portfolio turnover rate(i)	14	%(f)	46%	51%	9	%(f)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	61

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares iBonds 2024 Term High Yield and Income ETF

	Six Months Ended 04/30/22 (unaudited)		Year Ended 10/31/21	Year Ended 10/31/20	Period From 05/07/19 to 10/31/19	(a)

Net asset value, beginning of period	$24.63		$23.38	$25.21	$25.00

Net investment income(b)	0.47		1.08	1.33	0.68
Net realized and unrealized gain (loss)(c)		(1.38)	1.33	(1.79)	0.09

Net increase (decrease) from investment operations		(0.91)	2.41	(0.46)	0.77

Distributions(d)
From net investment income		(0.50)	(1.16)	(1.37)	(0.56)

Total distributions		(0.50)	(1.16)	(1.37)	(0.56)

Net asset value, end of period	$23.22		$24.63	$23.38	$25.21

Total Return(e)
Based on net asset value	(3.74	)%(f)	10.42%	(1.72)%	3.08	%(f)

Ratios to Average Net Assets(g)
Total expenses	0.35	%(h)	0.35%	0.35%	0.35	%(h)

Total expenses after fees waived	0.35	%(h)	0.35%	0.35%	0.35	%(h)

Net investment income	3.98	%(h)	4.39%	5.61%	5.55	%(h)

Supplemental Data
Net assets, end of period (000)	$69,671		$51,727	$9,354	$12,604

Portfolio turnover rate(i)	22	%(f)	44%	42%	10	%(f)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

62	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares iBonds 2025 Term High Yield and Income ETF

	Six Months Ended 04/30/22 (unaudited)		Year Ended 10/31/21	Year Ended 10/31/20	Period From 05/07/19 to 10/31/19	(a)

Net asset value, beginning of period	$24.89		$24.07	$25.13	$25.00

Net investment income(b)	0.52		1.14	1.37	0.71
Net realized and unrealized gain (loss)(c)		(1.22)	0.95	(0.99)	0.00	(d)

Net increase (decrease) from investment operations		(0.70)	2.09	0.38	0.71

Distributions(e)
From net investment income		(0.58)	(1.27)	(1.44)	(0.58)

Total distributions		(0.58)	(1.27)	(1.44)	(0.58)

Net asset value, end of period	$23.61		$24.89	$24.07	$25.13

Total Return(f)
Based on net asset value	(2.83	)%(g)	8.77%	1.71%	2.87	%(g)

Ratios to Average Net Assets(h)
Total expenses	0.35	%(i)	0.35%	0.35%	0.35	%(i)

Total expenses after fees waived	0.35	%(i)	0.35%	0.35%	0.35	%(i)

Net investment income	4.30	%(i)	4.58%	5.73%	5.84	%(i)

Supplemental Data
Net assets, end of period (000)	$42,496		$39,819	$16,847	$12,565

Portfolio turnover rate(j)	13	%(g)	29%	42%	5	%(g)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Rounds to less than $0.01.
(e)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(f)	Where applicable, assumes the reinvestment of distributions.
(g)	Not annualized.
(h)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)	Annualized.
(j)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	63

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares iBonds 2026 Term High Yield and Income ETF

	Six Months Ended 04/30/22 (unaudited)		Period From 11/10/20 to 10/31/21	(a)

Net asset value, beginning of period	$25.40		$25.00

Net investment income(b)	0.56		1.06
Net realized and unrealized gain (loss)(c)		(1.66)	0.37

Net increase (decrease) from investment operations		(1.10)	1.43

Distributions(d)
From net investment income		(0.59)	(1.03)

Total distributions		(0.59)	(1.03)

Net asset value, end of period	$23.71		$25.40

Total Return(e)
Based on net asset value	(4.42	)%(f)	5.79	%(f)

Ratios to Average Net Assets(g)
Total expenses	0.35	%(h)	0.35	%(h)

Total expenses after fees waived	0.35	%(h)	0.35	%(h)

Net investment income	4.59	%(h)	4.26	%(h)

Supplemental Data
Net assets, end of period (000)	$21,336		$20,321

Portfolio turnover rate(i)	11	%(f)	35	%(f)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

64	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares iBonds 2027 Term High Yield and Income ETF

	Six Months Ended 04/30/22 (unaudited)		Period From 07/07/21 to 10/31/21	(a)

Net asset value, beginning of period	$24.85		$25.00

Net investment income(b)	0.44		0.25
Net realized and unrealized loss(c)		(1.82)	(0.21)

Net increase (decrease) from investment operations		(1.38)	0.04

Distributions(d)
From net investment income		(0.61)	(0.19)

Total distributions		(0.61)	(0.19)

Net asset value, end of period	$22.86		$24.85

Total Return(e)
Based on net asset value	(5.67	)%(f)	0.15	%(f)

Ratios to Average Net Assets(g)
Total expenses	0.35	%(h)	0.35	%(h)

Total expenses after fees waived	0.35	%(h)	0.35	%(h)

Net investment income	3.68	%(h)	3.19	%(h)

Supplemental Data
Net assets, end of period (000)	$11,430		$12,425

Portfolio turnover rate(i)	8	%(f)	3	%(f)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	65

Financial Highlights (continued)

(For a share outstanding throughout the period)

	iShares iBonds 2028 Term High Yield and Income ETF

	Period From 03/08/22 to 04/30/22 (unaudited)	(a)

Net asset value, beginning of period	$25.00

Net investment income(b)	0.20
Net realized and unrealized loss(c)	(0.99)

Net decrease from investment operations	(0.79)

Net asset value, end of period	$24.21

Total Return(d)
Based on net asset value	(3.19	)%(e)

Ratios to Average Net Assets(f)
Total expenses	0.35	%(g)

Total expenses after fees waived	0.35	%(g)

Net investment income	5.54	%(g)

Supplemental Data
Net assets, end of period (000)	$9,682

Portfolio turnover rate(h)	1	%(e)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

66	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout the period)

	iShares iBonds 2029 Term High Yield and Income ETF

	Period From 03/08/22 to 04/30/22 (unaudited)	(a)

Net asset value, beginning of period	$25.00

Net investment income(b)	0.20
Net realized and unrealized loss(c)	(1.26)

Net decrease from investment operations	(1.06)

Net asset value, end of period	$23.94

Total Return(d)
Based on net asset value	(4.24	)%(e)

Ratios to Average Net Assets(f)
Total expenses	0.35	%(g)

Total expenses after fees waived	0.35	%(g)

Net investment income	5.50	%(g)

Supplemental Data
Net assets, end of period (000)	$11,970

Portfolio turnover rate(h)	4	%(e)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	67

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):

iShares ETF	Diversification Classification

iBonds 2022 Term High Yield and Income	Non-diversified
iBonds 2023 Term High Yield and Income	Non-diversified
iBonds 2024 Term High Yield and Income	Non-diversified
iBonds 2025 Term High Yield and Income	Non-diversified
iBonds 2026 Term High Yield and Income	Non-diversified
iBonds 2027 Term High Yield and Income	Non-diversified
iBonds 2028 Term High Yield and Income(a)	Non-diversified
iBonds 2029 Term High Yield and Income(a)	Non-diversified

(a)	The Fund commenced operations on March 8, 2022.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest are recognized daily on an accrual basis.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots.

68	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and

N O T E S T O F I N A N C I A L S T A T E M E N T S	69

Notes to Financial Statements (unaudited) (continued)

the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

iBonds 2022 Term High Yield and Income
Barclays Capital, Inc.	$975,010	$975,010		$—	$—
BMO Capital Markets Corp.	110,580	110,580		—	—
Citigroup Global Markets, Inc.	207,321	207,321		—	—
J.P. Morgan Securities LLC	3,750,672	3,750,672		—	—
Morgan Stanley	1,479,192	1,479,192		—	—

	$6,522,775	$6,522,775		$—	$—

iBonds 2023 Term High Yield and Income
Barclays Capital, Inc.	$291,093	$291,093		$—	$—
BofA Securities, Inc.	1,981,082	1,981,082		—	—
Citadel Clearing LLC	408,194	408,194		—	—
Citigroup Global Markets, Inc.	281,296	281,296		—	—
Credit Suisse Securities (USA) LLC	354,170	354,170		—	—
Goldman Sachs & Co. LLC	3,622,603	3,622,603		—	—
J.P. Morgan Securities LLC	5,680,866	5,680,866		—	—
Morgan Stanley	183,330	183,330		—	—
Pershing LLC	99,167	99,167		—	—
Scotia Capital (USA), Inc.	2,028,159	2,028,159		—	—

	$14,929,960	$14,929,960		$—	$—

iBonds 2024 Term High Yield and Income
Barclays Capital, Inc.	$1,080,776	$1,080,776		$—	$—
BMO Capital Markets Corp.	189,870	189,870		—	—
BNP Paribas SA	1,447,919	1,447,919		—	—
BofA Securities, Inc.	904,649	904,649		—	—
Citigroup Global Markets, Inc.	389,287	389,287		—	—
Credit Suisse Securities (USA) LLC	717,064	717,064		—	—
Goldman Sachs & Co. LLC	3,720,234	3,720,234		—	—
J.P. Morgan Securities LLC	2,293,082	2,293,082		—	—
Morgan Stanley	231,768	231,768		—	—

	$10,974,649	$10,974,649		$—	$—

iBonds 2025 Term High Yield and Income
Barclays Capital, Inc.	$636,929	$636,929		$—	$—
BMO Capital Markets Corp.	87,559	87,559		—	—
BNP Paribas SA	798,370	798,370		—	—
BofA Securities, Inc.	201,534	201,534		—	—
Citigroup Global Markets, Inc.	134,457	134,457		—	—
Credit Suisse Securities (USA) LLC	80,389	80,389		—	—
Goldman Sachs & Co. LLC	4,346,671	4,346,671		—	—
J.P. Morgan Securities LLC	2,019,787	2,019,787		—	—
Jefferies LLC	102,976	102,976		—	—
Morgan Stanley	342,491	342,491		—	—
Scotia Capital (USA), Inc.	246,563	246,563		—	—

	$8,997,726	$8,997,726		$—	$—

iBonds 2026 Term High Yield and Income
Barclays Bank PLC	$533,947	$533,947		$—	$—
BMO Capital Markets Corp.	9,685	9,685		—	—
Citigroup Global Markets, Inc.	100,186	100,186		—	—
Credit Suisse Securities (USA) LLC	103,029	103,029		—	—
Goldman Sachs & Co. LLC	1,486,539	1,486,539		—	—
Morgan Stanley	210,149	210,149		—	—
Nomura Securities International, Inc.	96,881	96,881		—	—
RBC Capital Markets LLC	587,722	587,722		—	—

	$3,128,138	$3,128,138		$—	$—

70	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

iBonds 2027 Term High Yield and Income
Barclays Bank PLC	$492,293	$492,293		$—	$—
BofA Securities, Inc.	344,140	344,140		—	—
Citadel Clearing LLC	70,765	70,765		—	—
Jefferies LLC	90,490	90,490		—	—
Nomura Securities International, Inc.	123,715	123,715		—	—
RBC Capital Markets LLC	144,197	144,197		—	—
Scotia Capital (USA), Inc.	874	874		—	—
Toronto-Dominion Bank	18,339	18,339		—	—

	$1,284,813	$1,284,813		$—	$—

iBonds 2028 Term High Yield and Income Jefferies LLC	$31,690	$31,690		$—	$—

iBonds 2029 Term High Yield and Income Jefferies LLC	$96,252	$96,252		$—	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee of 0.35%, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund.

Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statement of Operations does not include acquired fund fees and expenses.

BFA has contractually agreed to waive a portion of its investment advisory fee for each Fund through the termination date of such Fund, in an amount equal to acquired fund fees and expenses, if any, attributable to each Fund’s investments in other funds advised by BFA or its affiliates.

These amounts are included in investment advisory fees waived in the Statements of Operations. For the six months ended April 30, 2022, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:

iShares ETF	Amounts waived

iBonds 2022 Term High Yield and Income	$806
iBonds 2023 Term High Yield and Income	503
iBonds 2024 Term High Yield and Income	271
iBonds 2025 Term High Yield and Income	168
iBonds 2026 Term High Yield and Income	49
iBonds 2027 Term High Yield and Income	23
iBonds 2028 Term High Yield and Income	21
iBonds 2029 Term High Yield and Income	20

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for

N O T E S T O F I N A N C I A L S T A T E M E N T S	71

Notes to Financial Statements (unaudited) (continued)

securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended April 30, 2022, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC

iBonds 2022 Term High Yield and Income	$3,721
iBonds 2023 Term High Yield and Income	2,619
iBonds 2024 Term High Yield and Income	7,204
iBonds 2025 Term High Yield and Income	3,185
iBonds 2026 Term High Yield and Income	1,243
iBonds 2027 Term High Yield and Income	429

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

6.	PURCHASES AND SALES

For the six months ended April 30, 2022, purchases and sales of investments, excluding short-term investments and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales

iBonds 2022 Term High Yield and Income	$511,071	$17,631,862
iBonds 2023 Term High Yield and Income	13,049,727	17,581,744
iBonds 2024 Term High Yield and Income	12,658,139	12,520,342
iBonds 2025 Term High Yield and Income	5,457,403	5,927,546
iBonds 2026 Term High Yield and Income	2,287,405	2,237,280
iBonds 2027 Term High Yield and Income	1,080,073	1,013,586
iBonds 2028 Term High Yield and Income	7,483,623	48,963
iBonds 2029 Term High Yield and Income	7,862,274	451,414

72	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

For the six months ended April 30, 2022, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales

iBonds 2022 Term High Yield and Income	$16,621,517	$—
iBonds 2023 Term High Yield and Income	42,699,254	6,749,837
iBonds 2024 Term High Yield and Income	21,119,269	—
iBonds 2025 Term High Yield and Income	7,195,254	1,956,189
iBonds 2026 Term High Yield and Income	4,741,591	2,319,668
iBonds 2027 Term High Yield and Income	2,410,290	2,264,173
iBonds 2028 Term High Yield and Income	2,445,947	—
iBonds 2029 Term High Yield and Income	4,887,901	—

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2022, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of October 31, 2021, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring

iBonds 2022 Term High Yield and Income	$264,550
iBonds 2023 Term High Yield and Income	391,001
iBonds 2024 Term High Yield and Income	811,548
iBonds 2025 Term High Yield and Income	835,333
iBonds 2026 Term High Yield and Income	59,954
iBonds 2027 Term High Yield and Income	229

As of April 30, 2022, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

iBonds 2022 Term High Yield and Income	$92,816,933	$82,511	$(488,768)	$(406,257)
iBonds 2023 Term High Yield and Income	132,526,454	132,594	(3,107,817)	(2,975,223)
iBonds 2024 Term High Yield and Income	84,133,105	131,401	(3,270,564)	(3,139,163)
iBonds 2025 Term High Yield and Income	53,641,552	188,875	(1,914,354)	(1,725,479)
iBonds 2026 Term High Yield and Income	26,012,466	104,465	(1,436,673)	(1,332,208)
iBonds 2027 Term High Yield and Income	13,630,623	50,546	(1,102,180)	(1,051,634)
iBonds 2028 Term High Yield and Income	10,131,911	9,511	(409,243)	(399,732)
iBonds 2029 Term High Yield and Income	12,561,057	4,741	(606,592)	(601,851)

8.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

N O T E S T O F I N A N C I A L S T A T E M E N T S	73

Notes to Financial Statements (unaudited) (continued)

Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.

An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. Although vaccines have been developed and approved for use by various governments, the duration of this pandemic and its effects cannot be determined with certainty.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

The Funds invest a significant portion of their assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.

The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Funds may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a Fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates ceased to be published or no longer are representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

9.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 04/30/22		Year Ended 10/31/21

iShares ETF	Shares	Amount	Shares	Amount

iBonds 2022 Term High Yield and Income
Shares sold	700,000	$16,829,315	2,100,000	$50,744,075

iBonds 2023 Term High Yield and Income
Shares sold	1,800,000	$43,443,155	2,700,000	$66,191,647
Shares redeemed	(300,000)	(7,295,774)	—	—

Net increase	1,500,000	$36,147,381	2,700,000	$66,191,647

iBonds 2024 Term High Yield and Income
Shares sold	900,000	$21,525,402	1,700,000	$41,654,956

74	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

	Six Months Ended 04/30/22		Year Ended 10/31/21

iShares ETF	Shares	Amount	Shares	Amount

iBonds 2025 Term High Yield and Income
Shares sold	300,000	$7,315,050	900,000	$22,540,953
Shares redeemed	(100,000)	(2,371,856)	—	—

Net increase	200,000	$4,943,194	900,000	$22,540,953

iBonds 2026 Term High Yield and Income
Shares sold	200,000	$4,920,901	800,000	$20,202,554
Shares redeemed	(100,000)	(2,386,172)	—	—

Net increase	100,000	$2,534,729	800,000	$20,202,554

iBonds 2027 Term High Yield and Income
Shares sold	100,000	$2,459,012	500,000	$12,517,854
Shares redeemed	(100,000)	(2,305,504)	—	—

Net increase	—	$153,508	500,000	$12,517,854

	Period Ended 04/30/22

iShares ETF	Shares	Amount

iBonds 2028 Term High Yield and Income
Shares sold	400,000	$10,001,515

iBonds 2029 Term High Yield and Income
Shares sold	500,000	$12,510,534

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.

10.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	75

Board Review and Approval of Investment Advisory Contract

iShares iBonds 2028 Term High Yield and Income ETF, iShares iBonds 2029 Term High Yield and Income ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required to consider and approve the proposed Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the terms of the proposed Advisory Contract. At a meeting held on December 9 – December 10, 2021, the Board, including the Independent Board Members, approved the selection of BFA as investment adviser and approved the proposed Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA. The Board also considered information previously provided by BFA, BlackRock Institutional Trust Company, N.A. (“BTC”), and BlackRock, Inc. (“BlackRock”), as applicable, at prior Board meetings. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses of the Fund; (ii) the nature, extent and quality of the services to be provided by BFA; (iii) the costs of services to be provided to the Fund and the availability of information related to profits to be realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the Advisory Contract are discussed below.

Expenses of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the overall fund expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the overall fund expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level of the Fund supported the Board’s approval of the Advisory Contract.

Nature, Extent and Quality of Services: The Board reviewed the scope of services to be provided by BFA under the Advisory Contract. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time and have made significant investments into the iShares business to support the iShares funds and their shareholders. The Board considered representations by BFA, BTC, and BlackRock that the scope and quality of services to be provided to the Fund would be similar to the scope and quality of services provided to other iShares funds. The Board also considered BFA’s compliance program and its compliance record with respect to other iShares funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and relevant, and has provided information and made appropriate officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons who will be responsible for the day-to-day management of the Fund, as well as the resources that will be available to them in managing the Fund. The Board also considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided throughout the year with respect to other iShares funds.

Based on review of this information, the Board concluded that the nature, extent and quality of services to be provided to the Fund under the Advisory Contract supported the Board’s approval of the Advisory Contract.

Costs of Services to be Provided to the Fund and Profits to be Realized by BFA and Affiliates: The Board did not consider the profitability of the Fund to BFA based on the fees payable under the Advisory Contract or revenue to be received by BFA or its affiliates in connection with services to be provided to the Fund since the proposed relationship had not yet commenced. The Board noted that it expects to receive profitability information from BFA periodically following the Fund’s launch and will thus be in a position to evaluate whether any new or additional breakpoints or other adjustments in Fund fees would be appropriate.

Economies of Scale: The Board considered information that it had previously received regarding economies of scale, efficiencies and scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints and waivers or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.

This consideration of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the Advisory Contract.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA previously provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the iShares

76	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Board Review and Approval of Investment Advisory Contract   (continued)

funds, including in terms of the different and generally more extensive services provided to the iShares funds, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement.

Other Benefits to BFA and/or its Affiliates: Except as noted below, the Board did not consider the “fallout” benefits or ancillary revenue to be received by BFA and/or its affiliates in connection with the services to be provided to the Fund by BFA since the proposed relationship had not yet commenced. However, the Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board considered the potential payment of advisory fees and/or administration fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also noted the potential revenue to be received by BFA and/or its affiliates pursuant to an agreement that would permit a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board also considered the potential for revenue to BTC, the Fund’s securities lending agent, and its affiliates in the event of any loaning of portfolio securities of the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions), will be reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the Advisory Contract.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services to be rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the Advisory Contract.

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	77

Statement Regarding Liquidity Risk Management Program (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares iBonds 2022 Term High Yield and Income ETF, iShares iBonds 2023 Term High Yield and Income ETF, iShares iBonds 2024 Term High Yield and Income ETF, iShares iBonds 2025 Term High Yield and Income ETF, iShares iBonds 2026 Term High Yield and Income ETF, iShares iBonds 2027 Term High Yield and Income ETF, iShares iBonds 2028 Term High Yield and Income ETF and iShares iBonds 2029 Term High Yield and Income ETF (the “Funds” or “ETFs”), each a series of the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.

The Board of Trustees (the “Board”) of the Trust, on behalf of the Funds, met on December 9, 2021 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2020 through September 30, 2021 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish each Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays and the imposition of capital controls in certain non-U.S. countries.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing each Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure, with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size (“RATS”). The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. While the ETFs generally do not engage in borrowing, certain of the ETFs have the flexibility to draw on a line of credit to meet redemption requests or facilitate settlements.

d)

The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs and reviewed any persistent deviations from long-term averages.

e)

The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.

As part of BlackRock’s continuous review of the effectiveness of the Program, the Committee made the following material changes to the Program: (1) updates to certain model components in the Program’s methodology; and (2) certain iShares Funds entered into a $800 million credit agreement with a group of lenders that replaced a previous liquidity facility. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

78	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

April 30, 2022

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date

iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share

iBonds 2022 Term High Yield and Income(a)	$0.195653	$—	$0.005511	$0.201164	97%	—%	3%	100%
iBonds 2023 Term High Yield and Income(a)	0.376834	—	0.003503	0.380337	99	—	1	100
iBonds 2024 Term High Yield and Income(a)	0.494347	—	0.005829	0.500176	99	—	1	100
iBonds 2025 Term High Yield and Income	0.582687	—	—	0.582687	100	—	—	100
iBonds 2026 Term High Yield and Income	0.592744	—	—	0.592744	100	—	—	100
iBonds 2027 Term High Yield and Income	0.611119	—	—	0.611119	100	—	—	100

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

S U P P L E M E N T A L I N F O R M A T I O N	79

General Information

Electronic Delivery

Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

80	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Glossary of Terms Used in this Report

Portfolio Abbreviations - Fixed Income

PIK	Payment-in-kind

REIT	Real Estate Investment Trust

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	81

Want to know more?

iShares.com     |     1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Bloomberg Index Services Limited, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2022 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-1023-0422

APRIL 30, 2022

2022 Semi-Annual Report (Unaudited)

iShares Trust

• iShares iBonds Dec 2022 Term Corporate ETF | IBDN | NYSE Arca

• iShares iBonds Dec 2023 Term Corporate ETF | IBDO | NYSE Arca

• iShares iBonds Dec 2024 Term Corporate ETF | IBDP | NYSE Arca

• iShares iBonds Dec 2025 Term Corporate ETF | IBDQ | NYSE Arca

• iShares iBonds Dec 2026 Term Corporate ETF | IBDR | NYSE Arca

• iShares iBonds Dec 2027 Term Corporate ETF | IBDS | NYSE Arca

• iShares iBonds Dec 2028 Term Corporate ETF | IBDT | NYSE Arca

• iShares iBonds Dec 2029 Term Corporate ETF | IBDU | NYSE Arca

• iShares iBonds Dec 2030 Term Corporate ETF | IBDV | NYSE Arca

• iShares iBonds Dec 2031 Term Corporate ETF | IBDW | NYSE Arca

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of April 30, 2022 saw the emergence of significant challenges that disrupted the economic recovery and strong financial markets which characterized 2021. The U.S. economy shrank in the first quarter of 2022, ending the run of robust growth which followed reopening and the development of the COVID-19 vaccines. Rapid changes in consumer spending led to supply constraints and elevated inflation, which reached a 40-year high. Moreover, while the foremost effect of Russia’s invasion of Ukraine has been a severe humanitarian crisis, the invasion has presented challenges for both investors and policymakers.

Equity prices were mixed but mostly down, as persistently high inflation drove investors’ expectations for higher interest rates, particularly weighing on relatively high valuation growth stocks and economically sensitive small-capitalization stocks. Overall, small-capitalization U.S. stocks declined, while large-capitalization U.S. stocks were nearly flat. Both emerging market stocks and international equities from developed markets fell significantly, pressured by rising interest rates and a strengthening U.S. dollar.

The 10-year U.S. Treasury yield (which is inversely related to bond prices) rose during the reporting period as increasing inflation drove investors’ expectations for higher interest rates. The corporate bond market also faced inflationary headwinds, and increasing uncertainty led to higher corporate bond spreads (the difference in yield between U.S. Treasuries and similarly-dated corporate bonds).

The U.S. Federal Reserve (the “Fed”), acknowledging that inflation is growing faster than expected, raised interest rates in March 2022, the first increase of this business cycle. Furthermore, the Fed wound down its bond-buying programs and raised the prospect of reversing the flow and reducing its balance sheet. Continued high inflation and the Fed’s new tone led many analysts to anticipate that the Fed will continue to raise interest rates multiple times throughout the year.

Looking ahead, however, the horrific war in Ukraine has significantly clouded the outlook for the global economy, leading to major volatility in energy and metal markets. Sanctions on Russia, Europe’s top energy supplier, and general wartime disruption are likely to drive already-high commodity prices even higher. We believe sharp increases in energy prices will exacerbate inflationary pressure while also constraining economic growth. Combating inflation without stifling a recovery, while buffering against ongoing supply and price shocks amid the ebb and flow of the pandemic, will be an especially challenging environment for setting effective monetary policy. Despite the likelihood of more rate increases on the horizon, we believe the Fed will err on the side of protecting employment, even at the expense of higher inflation.

In this environment, we favor an overweight to equities, as valuations have become more attractive and inflation-adjusted interest rates remain low. Sectors that are better poised to manage the transition to a lower-carbon world, such as technology and healthcare, are particularly attractive in the long term. We favor U.S. equities due to strong earnings momentum, while Japanese equities should benefit from supportive monetary and fiscal policy. We are underweight credit overall, but inflation-protected U.S. Treasuries, Asian fixed income, and emerging market local-currency bonds offer potential opportunities for additional yield. We believe that international diversification and a focus on sustainability and quality can help provide portfolio resilience.

Overall, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of April 30, 2022

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	(9.65)%	0.21%

U.S. small cap equities (Russell 2000® Index)	(18.38)	(16.87)

International equities (MSCI Europe, Australasia, Far East Index)	(11.80)	(8.15)

Emerging market equities (MSCI Emerging Markets Index)	(14.15)	(18.33)

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.07	0.08

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(10.29)	(8.86)

U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	(9.47)	(8.51)

Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	(7.90)	(7.88)

U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	(7.40)	(5.22)

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Fund Summary as of April 30, 2022	iShares® iBonds® Dec 2022 Term Corporate ETF

Investment Objective

The iShares iBonds Dec 2022 Term Corporate ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate bonds maturing in 2022, as represented by the Bloomberg December 2022 Maturity Corporate Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception

Fund NAV	(0.11)%	0.00%	2.48%	2.72%	0.00%	13.03%	21.13%
Fund Market	(0.10)	(0.08)	2.42	2.71	(0.08)	12.70	21.06
Index	(0.02)	0.13	2.57	2.83	0.13	13.53	22.04

The inception date of the Fund was 3/10/15. The first day of secondary market trading was 3/12/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (11/01/21)	Ending Account Value (04/30/22)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/21)	Ending Account Value (04/30/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 998.90	$ 0.45		$ 1,000.00	$ 1,024.30	$ 0.45		0.09%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Ratings*	Percent of Net Assets

Aaa	1.7%
Aa	6.2
A	39.1
Baa	37.0
Ba	2.2
Not Rated	1.9
Short-Term and Other Assets	11.9

FIVE LARGEST HOLDINGS

Security(a)	Percent of Net Assets

Charter Communications Operating LLC/Charter Communications Operating Capital, 4.46%, 07/23/22	1.6%
Oracle Corp., 2.50%, 10/15/22	1.4
Citigroup Inc., 2.70%, 10/27/22	1.3
JPMorgan Chase & Co., 3.25%, 09/23/22	1.2
Credit Suisse Group Funding Guernsey Ltd., 3.80%, 09/15/22	1.1

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

4	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of April 30, 2022	iShares® iBonds® Dec 2023 Term Corporate ETF

Investment Objective

The iShares iBonds Dec 2023 Term Corporate ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate bonds maturing in 2023, as represented by the Bloomberg December 2023 Maturity Corporate Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception

Fund NAV	(1.83)%	(1.84)%	2.78%	2.98%	(1.84)%	14.68%	23.30%
Fund Market	(1.80)	(1.88)	2.71	2.97	(1.88)	14.32	23.26
Index	(1.80)	(1.78)	2.85	3.03	(1.78)	15.09	23.77

The inception date of the Fund was 3/11/15. The first day of secondary market trading was 3/12/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (11/01/21)	Ending Account Value (04/30/22)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/21)	Ending Account Value (04/30/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 981.70	$ 0.49		$ 1,000.00	$ 1,024.30	$ 0.50		0.10%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Ratings*	Percent of Net Assets

Aaa	3.4%
Aa	7.1
A	46.0
Baa	38.7
Ba	0.5
Not Rated	1.8
Short-Term and Other Assets	2.5

FIVE LARGEST HOLDINGS

Security(a)	Percent of Net Assets

Apple Inc., 2.40%, 05/03/23	1.3%
Bank of America Corp., 3.30%, 01/11/23	1.0
Boeing Co. (The), 4.51%, 05/01/23	0.7
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 1.15%, 10/29/23	0.7
Exxon Mobil Corp., 1.57%, 04/15/23	0.7

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

F U N D S U M M A R Y	5

Fund Summary as of April 30, 2022	iShares® iBonds® Dec 2024 Term Corporate ETF

Investment Objective

The iShares iBonds Dec 2024 Term Corporate ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate bonds maturing in 2024, as represented by the Bloomberg December 2024 Maturity Corporate Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception

Fund NAV	(4.01)%	(4.24)%	2.77%	2.92%	(4.24)%	14.66%	22.85%
Fund Market	(4.15)	(4.42)	2.69	2.91	(4.42)	14.17	22.71
Index	(3.99)	(4.18)	2.89	3.09	(4.18)	15.29	24.23

The inception date of the Fund was 3/11/15. The first day of secondary market trading was 3/12/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (11/01/21)	Ending Account Value (04/30/22)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/21)	Ending Account Value (04/30/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 959.90	$ 0.49		$ 1,000.00	$ 1,024.30	$ 0.50		0.10%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Ratings*	Percent of Net Assets

Aaa	1.9%
Aa	4.4
A	45.9
Baa	44.3
Ba	1.1
Not Rated	1.5
Short-Term and Other Assets	0.9

FIVE LARGEST HOLDINGS

Security(a)	Percent of Net Assets

AbbVie Inc., 2.60%, 11/21/24	0.7%
Wells Fargo & Co., 3.75%, 01/24/24	0.7
Credit Suisse AG/New York NY, 3.63%, 09/09/24	0.7
Morgan Stanley, 3.70%, 10/23/24	0.7
Morgan Stanley, Series F, 3.88%, 04/29/24	0.7

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

6	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of April 30, 2022	iShares® iBonds® Dec 2025 Term Corporate ETF

Investment Objective

The iShares iBonds Dec 2025 Term Corporate ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate bonds maturing in 2025, as represented by the Bloomberg December 2025 Maturity Corporate Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception

Fund NAV	(5.60)%	(5.78)%	3.00%	3.08%	(5.78)%	15.95%	24.19%
Fund Market	(5.75)	(6.00)	2.92	3.06	(6.00)	15.45	23.99
Index	(5.61)	(5.75)	3.01	3.14	(5.75)	15.99	24.66

The inception date of the Fund was 3/11/15. The first day of secondary market trading was 3/12/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (11/01/21)	Ending Account Value (04/30/22)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/21)	Ending Account Value (04/30/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 944.00	$ 0.48		$ 1,000.00	$ 1,024.30	$ 0.50		0.10%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Ratings*	Percent of Net Assets

Aaa	2.9%
Aa	5.6
A	37.6
Baa	50.0
Ba	1.5
Not Rated	1.3
Short-Term and Other Assets	1.1

FIVE LARGEST HOLDINGS

Security(a)	Percent of Net Assets

Charter Communications Operating LLC/Charter Communications Operating Capital, 4.91%, 07/23/25	0.9%
AbbVie Inc., 3.60%, 05/14/25	0.8
Visa Inc., 3.15%, 12/14/25	0.7
Oracle Corp., 2.95%, 05/15/25	0.7
Boeing Co. (The), 4.88%, 05/01/25	0.7

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

F U N D S U M M A R Y	7

Fund Summary as of April 30, 2022	iShares® iBonds® Dec 2026 Term Corporate ETF

Investment Objective

The iShares iBonds Dec 2026 Term Corporate ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate bonds maturing in 2026, as represented by the Bloomberg December 2026 Maturity Corporate Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception

Fund NAV	(7.35)%	(7.40)%	2.78%	2.41%	(7.40)%	14.70%	14.35%
Fund Market	(7.69)	(7.77)	2.68	2.36	(7.77)	14.14	14.06
Index	(7.35)	(7.37)	2.86	2.52	(7.37)	15.16	15.02

The inception date of the Fund was 9/13/16. The first day of secondary market trading was 9/15/16.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (11/01/21)	Ending Account Value (04/30/22)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/21)	Ending Account Value (04/30/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 926.50	$ 0.48		$ 1,000.00	$ 1,024.30	$ 0.50		0.10%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Ratings*	Percent of Net Assets

Aaa	2.6%
Aa	4.7
A	37.4
Baa	51.7
Ba	1.2
Not Rated	1.4
Short-Term and Other Assets	1.0

FIVE LARGEST HOLDINGS

Security(a)	Percent of Net Assets

Dell International LLC/EMC Corp., 6.02%, 06/15/26	0.9%
AbbVie Inc., 2.95%, 11/21/26	0.7
Boeing Co. (The), 2.20%, 02/04/26	0.7
Apple Inc., 3.25%, 02/23/26	0.7
Wells Fargo & Co., 3.00%, 04/22/26	0.7

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

8	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of April 30, 2022	iShares® iBonds® Dec 2027 Term Corporate ETF

Investment Objective

The iShares iBonds Dec 2027 Term Corporate ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate bonds maturing in 2027, as represented by the Bloomberg December 2027 Maturity Corporate Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns

	6 Months	1 Year	Since Inception	1 Year	Since Inception

Fund NAV	(8.35)%	(8.12)%	2.35%	(8.12)%	11.35%
Fund Market	(8.65)	(8.53)	2.30	(8.53)	11.11
Index	(8.37)	(8.09)	2.40	(8.09)	11.62

The inception date of the Fund was 9/12/17. The first day of secondary market trading was 9/14/17.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (11/01/21)	Ending Account Value (04/30/22)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/21)	Ending Account Value (04/30/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 916.50	$ 0.48		$ 1,000.00	$ 1,024.30	$ 0.50		0.10%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Ratings*	Percent of Net Assets

Aaa	3.4%
Aa	3.7
A	32.0
Baa	57.1
Ba	0.5
Not Rated	2.1
Short-Term and Other Assets	1.2

FIVE LARGEST HOLDINGS

Security(a)	Percent of Net Assets

Citigroup Inc., 4.45%, 09/29/27	1.0%
T-Mobile USA Inc., 3.75%, 04/15/27	1.0
Amazon.com Inc., 3.15%, 08/22/27	0.9
Verizon Communications Inc., 4.13%, 03/16/27	0.9
Microsoft Corp., 3.30%, 02/06/27	0.9

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

F U N D S U M M A R Y	9

Fund Summary as of April 30, 2022	iShares® iBonds® Dec 2028 Term Corporate ETF

Investment Objective

The iShares iBonds Dec 2028 Term Corporate ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate bonds maturing in 2028, as represented by the Bloomberg December 2028 Maturity Corporate Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns

	6 Months	1 Year	Since Inception	1 Year	Since Inception

Fund NAV	(9.90)%	(8.70)%	3.49%	(8.70)%	13.20%
Fund Market	(10.05)	(9.17)	3.44	(9.17)	13.01
Index	(9.88)	(8.71)	3.52	(8.71)	13.31

The inception date of the Fund was 9/18/18. The first day of secondary market trading was 9/20/18.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (11/01/21)	Ending Account Value (04/30/22)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/21)	Ending Account Value (04/30/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 901.00	$ 0.47		$ 1,000.00	$ 1,024.30	$ 0.50		0.10%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Ratings*	Percent of Net Assets

Aaa	1.8%
Aa	2.8
A	29.6
Baa	61.3
Ba	2.3
Not Rated	1.1
Short-Term and Other Assets	1.1

FIVE LARGEST HOLDINGS

Security(a)	Percent of Net Assets

CVS Health Corp., 4.30%, 03/25/28	1.6%
Verizon Communications Inc., 4.33%, 09/21/28	1.4
Comcast Corp., 4.15%, 10/15/28	1.3
Cigna Corp., 4.38%, 10/15/28	1.3
Vodafone Group PLC, 4.38%, 05/30/28	1.0

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

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Fund Summary as of April 30, 2022	iShares® iBonds® Dec 2029 Term Corporate ETF

Investment Objective

The iShares iBonds Dec 2029 Term Corporate ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate bonds maturing in 2029, as represented by the Bloomberg December 2029 Maturity Corporate Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns

	6 Months	1 Year	Since Inception	1 Year	Since Inception

Fund NAV	(10.81)%	(9.27)%	(0.28)%	(9.27)%	(0.72)%
Fund Market	(11.11)	(9.53)	(0.35)	(9.53)	(0.91)
Index	(10.81)	(9.24)	(0.26)	(9.24)	(0.67)

The inception date of the Fund was 9/17/19. The first day of secondary market trading was 9/19/19.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (11/01/21)	Ending Account Value (04/30/22)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/21)	Ending Account Value (04/30/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 891.90	$ 0.47		$ 1,000.00	$ 1,024.30	$ 0.50		0.10%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Ratings*	Percent of Net Assets

Aaa	0.7%
Aa	3.0
A	33.4
Baa	57.0
Ba	2.1
Not Rated	2.2
Short-Term and Other Assets	1.6

FIVE LARGEST HOLDINGS

Security(a)	Percent of Net Assets

AbbVie Inc., 3.20%, 11/21/29	1.7%
Anheuser-Busch InBev Worldwide Inc., 4.75%, 01/23/29	1.4
Verizon Communications Inc., 4.02%, 12/03/29	1.3
AT&T Inc., 4.35%, 03/01/29	1.2
International Business Machines Corp., 3.50%, 05/15/29	1.1

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

F U N D S U M M A R Y	11

Fund Summary as of April 30, 2022	iShares® iBonds® Dec 2030 Term Corporate ETF

Investment Objective

The iShares iBonds Dec 2030 Term Corporate ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar denominated, investment grade corporate bonds maturing in 2030, as represented by the Bloomberg December 2030 Maturity Corporate Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns

	6 Months	1 Year	Since Inception	1 Year	Since Inception

Fund NAV	(12.02)%	(10.31)%	(5.47)%	(10.31)%	(9.91)%
Fund Market	(12.41)	(10.64)	(5.60)	(10.64)	(10.14)
Index	(11.96)	(10.21)	(5.46)	(10.21)	(9.88)

The inception date of the Fund was 6/23/20. The first day of secondary market trading was 6/25/20.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (11/01/21)	Ending Account Value (04/30/22)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/21)	Ending Account Value (04/30/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 879.80	$ 0.47		$ 1,000.00	$ 1,024.30	$ 0.50		0.10%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Ratings*	Percent of Net Assets

Aaa	1.2%
Aa	5.7
A	31.9
Baa	58.4
Ba	0.5
Not Rated	1.2
Short-Term and Other Assets	1.1

FIVE LARGEST HOLDINGS

Security(a)	Percent of Net Assets

T-Mobile USA Inc., 3.88%, 04/15/30	2.0%
Boeing Co. (The), 5.15%, 05/01/30	1.4
Deutsche Telekom International Finance BV, 8.75%, 06/15/30	1.3
British Telecommunications PLC, 9.63%, 12/15/30	1.0
AT&T Inc., 4.30%, 02/15/30	0.9

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

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Fund Summary as of April 30, 2022	iShares® iBonds® Dec 2031 Term Corporate ETF

Investment Objective

The iShares iBonds Dec 2031 Term Corporate ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate bonds maturing in 2031, as represented by the Bloomberg December 2031 Maturity Corporate Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Cumulative Total Returns

	6 Months	Since Inception

Fund NAV	(13.26)%	(13.12)%
Fund Market	(13.57)	(13.33)
Index	(13.20)	(13.18)

The inception date of the Fund was 6/22/21. The first day of secondary market trading was 6/24/21.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (11/01/21)	Ending Account Value (04/30/22)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/21)	Ending Account Value (04/30/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 867.40	$ 0.46		$ 1,000.00	$ 1,024.30	$ 0.50		0.10%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Ratings*	Percent of Net Assets

Aaa	1.5%
Aa	3.6
A	26.7
Baa	61.6
Ba	2.8
Not Rated	2.7
Short-Term and Other Assets	1.1

FIVE LARGEST HOLDINGS

Security(a)	Percent of Net Assets

Verizon Communications Inc., 2.55%, 03/21/31	1.3%
Orange SA, 9.00%, 03/01/31	1.3
Oracle Corp., 2.88%, 03/25/31	1.1
AT&T Inc., 2.75%, 06/01/31	1.0
Walt Disney Co. (The), 2.65%, 01/13/31	1.0

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

F U N D S U M M A R Y	13

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2) ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.

The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in a Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

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Schedule of Investments (unaudited) April 30, 2022	iShares® iBonds® Dec 2022 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Aerospace & Defense — 0.5%
Boeing Co. (The), 2.70%, 05/01/22(a)	$2,624	$2,624,000
General Dynamics Corp., 2.25%, 11/15/22 (Call 08/15/22)(a)	4,772	4,774,243

		7,398,243

Agriculture — 1.6%
Altria Group Inc., 2.85%, 08/09/22	4,630	4,642,594
BAT Capital Corp., 2.76%, 08/15/22 (Call 07/15/22)	3,629	3,633,935
Bunge Ltd. Finance Corp., 3.00%, 09/25/22 (Call 08/25/22)(a)	3,810	3,823,297
Philip Morris International Inc.
2.38%, 08/17/22 (Call 07/17/22)(a)	3,237	3,243,506
2.50%, 08/22/22(a)	3,272	3,278,053
2.50%, 11/02/22 (Call 10/02/22)(a)	4,154	4,164,427

		22,785,812

Airlines — 0.1%
Southwest Airlines Co., 2.75%, 11/16/22 (Call 10/16/22)(a)	1,293	1,294,862

Apparel — 0.2%
Ralph Lauren Corp., 1.70%, 06/15/22	2,215	2,216,107
Tapestry Inc., 3.00%, 07/15/22 (Call 06/15/22)	1,251	1,251,951

		3,468,058

Auto Manufacturers — 3.5%
American Honda Finance Corp.
0.40%, 10/21/22(a)	2,185	2,169,989
1.95%, 05/20/22	1,293	1,293,155
2.20%, 06/27/22(a)	2,011	2,013,795
2.60%, 11/16/22	2,523	2,529,207
General Motors Financial Co. Inc. 3.15%, 06/30/22 (Call 05/31/22)	6,505	6,514,497
3.55%, 07/08/22(a)	6,907	6,932,970
PACCAR Financial Corp.
2.00%, 09/26/22	1,295	1,295,764
2.30%, 08/10/22	983	984,720
2.65%, 05/10/22(a)	1,845	1,845,683
Toyota Motor Corp., 2.16%, 07/02/22(a)	871	872,141
Toyota Motor Credit Corp.
0.35%, 10/14/22(a)	13,515	13,419,719
0.45%, 07/22/22	2,496	2,489,710
1.15%, 05/26/22(a)	3,922	3,921,412
2.15%, 09/08/22(a)	3,995	4,001,033
2.80%, 07/13/22	1,140	1,140,855

		51,424,650

Banks — 20.9%
Australia & New Zealand Banking Group Ltd./New York NY
2.05%, 11/21/22(a)	4,851	4,849,739
2.63%, 05/19/22(a)	1,855	1,856,132
2.63%, 11/09/22(a)	10,253	10,279,658
Bank of Montreal
2.05%, 11/01/22	2,571	2,572,208
2.35%, 09/11/22(a)	6,303	6,317,119
2.55%, 11/06/22 (Call 10/06/22)(a)	5,019	5,034,810
Bank of New York Mellon Corp. (The), 1.95%, 08/23/22(a)	4,434	4,436,705
Bank of Nova Scotia (The)
2.00%, 11/15/22(a)	10,073	10,072,899
2.45%, 09/19/22(a)	5,383	5,396,942
Barclays Bank PLC, 1.70%, 05/12/22	10,138	10,140,028
Canadian Imperial Bank of Commerce, 2.55%, 06/16/22(a)	3,582	3,587,373

Security	Par (000)	Value

Banks (continued)
Capital One N.A.
2.15%, 09/06/22 (Call 08/06/22)(a)	$1,995	$1,996,835
2.65%, 08/08/22 (Call 07/08/22)	5,163	5,166,149
Citigroup Inc.
2.70%, 10/27/22 (Call 09/27/22)(a)	18,565	18,628,492
4.05%, 07/30/22(a)	4,638	4,663,973
Cooperatieve Rabobank U.A., 3.95%, 11/09/22(a)	4,111	4,148,328
Credit Suisse Group Funding Guernsey Ltd., 3.80%, 09/15/22	15,939	16,031,924
Deutsche Bank AG/New York NY, 3.30%, 11/16/22(a)	6,268	6,287,055
Fifth Third Bancorp., 2.60%, 06/15/22 (Call 05/16/22)(a)	3,357	3,358,276
First Republic Bank/CA, 2.50%, 06/06/22 (Call 05/06/22)(a)	1,064	1,064,096
Huntington National Bank (The), 2.50%, 08/07/22 (Call 07/07/22)	2,486	2,487,268
JPMorgan Chase & Co., 3.25%, 09/23/22(a)	17,474	17,572,728
KeyBank N.A./Cleveland OH
2.30%, 09/14/22(a)	4,512	4,523,596
2.40%, 06/09/22(a)	1,451	1,452,553
3.18%, 10/15/27(a)	517	517,227
Lloyds Bank PLC, 2.25%, 08/14/22(a)	2,636	2,637,028
Mitsubishi UFJ Financial Group Inc.
2.62%, 07/18/22	11,980	12,002,642
2.67%, 07/25/22(a)	12,408	12,437,407
Mizuho Financial Group Inc., 2.60%, 09/11/22(a)	5,587	5,600,967
Morgan Stanley
2.75%, 05/19/22	12,511	12,518,632
4.88%, 11/01/22(a)	11,913	12,071,205
MUFG Union Bank N.A., 2.10%, 12/09/22 (Call 11/09/22)	4,890	4,888,875
National Australia Bank Ltd./New York
1.88%, 12/13/22(a)	3,494	3,488,934
2.50%, 05/22/22(a)	2,942	2,944,354
Natwest Group PLC, 6.13%, 12/15/22(a)	10,315	10,490,768
Northern Trust Corp., 2.38%, 08/02/22(a)	2,404	2,403,135
PNC Bank N.A.
2.45%, 07/28/22 (Call 06/28/22)	2,736	2,740,815
2.70%, 11/01/22 (Call 10/01/22)	4,404	4,415,098
2.88%, 06/29/22 (Call 05/31/22)(a)	2,853	2,856,309
PNC Financial Services Group Inc. (The), 2.85%, 11/09/22(a)(b)	4,366	4,383,158
Sumitomo Mitsui Banking Corp., 3.20%, 07/18/22(a)	2,212	2,219,366
Sumitomo Mitsui Financial Group Inc.
2.78%, 07/12/22(a)	13,890	13,923,197
2.78%, 10/18/22(a)	9,605	9,637,945
Synchrony Bank, 3.00%, 06/15/22 (Call 05/16/22)	2,417	2,417,725
Synovus Financial Corp., 3.13%, 11/01/22 (Call 10/01/22)	1,589	1,594,514
Toronto-Dominion Bank (The), 1.90%, 12/01/22(a)	6,748	6,739,430
Truist Bank, 2.45%, 08/01/22 (Call 07/01/22)(a)	3,517	3,521,889
Truist Financial Corp., 3.05%, 06/20/22 (Call 05/20/22)	6,392	6,397,114
U.S. Bancorp., 2.95%, 07/15/22 (Call 06/15/22)(a)	4,744	4,751,495
Wells Fargo & Co., 2.63%, 07/22/22(a)	2,071	2,076,343
Westpac Banking Corp., 2.50%, 06/28/22(a)	3,079	3,082,879

		304,683,337

Beverages — 0.6%
Beam Suntory Inc., 3.25%, 05/15/22(a)	709	709,305
Diageo Investment Corp.
2.88%, 05/11/22	3,893	3,894,674
8.00%, 09/15/22(a)	268	273,864
Molson Coors Beverage Co., 3.50%, 05/01/22(a)	1,382	1,382,000

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® iBonds® Dec 2022 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Beverages (continued)
PepsiCo Inc., 3.10%, 07/17/22 (Call 05/17/22)	$2,957	$2,959,661

		9,219,504

Biotechnology — 1.1%
Biogen Inc., 3.63%, 09/15/22(a)	7,957	8,000,048
Gilead Sciences Inc., 3.25%, 09/01/22 (Call 07/01/22)	8,148	8,170,977

		16,171,025

Chemicals — 1.9%
Cabot Corp., 3.70%, 07/15/22	614	616,167
Celanese U.S. Holdings LLC, 4.63%, 11/15/22	2,193	2,214,163
Eastman Chemical Co., 3.60%, 08/15/22 (Call 05/31/22)(a)	2,919	2,923,495
Linde Inc./CT, 2.20%, 08/15/22 (Call 05/16/22)(a)	2,185	2,185,961
Mosaic Co. (The), 3.25%, 11/15/22 (Call 10/15/22)(a)	12,262	12,326,621
Nutrien Ltd., 3.15%, 10/01/22 (Call 07/01/22)(a)	5,793	5,808,352
RPM International Inc., 3.45%, 11/15/22 (Call 08/15/22)	1,407	1,412,262

		27,487,021

Commercial Services — 1.0%
Block Financial LLC, 5.50%, 11/01/22 (Call 05/02/22)(a)	1,949	1,949,000
Cintas Corp. No. 2, 3.25%, 06/01/22 (Call 05/02/22)(a)	450	450,000
Equifax Inc., 3.30%, 12/15/22 (Call 09/15/22)(a)	6,275	6,297,904
PayPal Holdings Inc., 2.20%, 09/26/22(a)	4,209	4,216,913
Verisk Analytics Inc., 4.13%, 09/12/22(a)	2,252	2,266,458

		15,180,275

Computers — 3.9%
Apple Inc.
1.70%, 09/11/22	5,031	5,037,440
2.10%, 09/12/22 (Call 08/12/22)(a)	7,079	7,088,840
2.30%, 05/11/22	2,585	2,585,749
2.70%, 05/13/22	4,881	4,883,343
Hewlett Packard Enterprise Co., 4.40%, 10/15/22 (Call 08/15/22)	8,495	8,548,094
HP Inc., 4.05%, 09/15/22(a)	3,945	3,973,404
International Business Machines Corp.
1.88%, 08/01/22(a)	4,310	4,311,810
2.85%, 05/13/22	12,522	12,529,263
2.88%, 11/09/22	7,785	7,816,062

		56,774,005

Cosmetics & Personal Care — 0.6%
Colgate-Palmolive Co., 2.25%, 11/15/22(a)	1,393	1,394,519
Procter & Gamble Co. (The), 2.15%, 08/11/22(a)	5,044	5,051,263
Unilever Capital Corp., 2.20%, 05/05/22(a)	1,576	1,576,110

		8,021,892

Diversified Financial Services — 7.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.63%, 07/01/22(a)	1,822	1,828,413
Air Lease Corp., 2.63%, 07/01/22 (Call 06/01/22)	12,127	12,136,944
Ally Financial Inc., 4.63%, 05/19/22	1,250	1,251,037
American Express Co.
2.50%, 08/01/22 (Call 07/01/22)	15,929	15,958,947
2.65%, 12/02/22(a)	12,331	12,379,954
Discover Financial Services, 3.85%, 11/21/22	7,582	7,659,033
Franklin Resources Inc., 2.80%, 09/15/22	1,075	1,079,150
Intercontinental Exchange Inc., 2.35%, 09/15/22 (Call 08/15/22)(a)	8,812	8,823,456
International Lease Finance Corp., 5.88%, 08/15/22(a)	4,090	4,117,117
Invesco Finance PLC, 3.13%, 11/30/22(a)	13,320	13,425,361
Morgan Stanley Domestic Holdings Inc., 2.95%, 08/24/22 (Call 07/24/22)(a)	3,262	3,267,611
ORIX Corp., 2.90%, 07/18/22(a)	2,684	2,687,462

Security	Par (000)	Value

Diversified Financial Services (continued)
Synchrony Financial, 2.85%, 07/25/22 (Call 06/25/22)	$7,260	$7,258,185
Visa Inc.
2.15%, 09/15/22 (Call 08/15/22)(a)	4,181	4,189,111
2.80%, 12/14/22 (Call 10/14/22)(a)	10,675	10,723,678

		106,785,459

Electric — 5.6%
AEP Texas Inc., 2.40%, 10/01/22 (Call 09/01/22)(a)	1,535	1,535,230
Ameren Illinois Co., 2.70%, 09/01/22 (Call 06/01/22)(a)	1,531	1,532,699
American Electric Power Co. Inc., Series F, 2.95%, 12/15/22 (Call 09/15/22)(a)	13,339	13,353,406
CenterPoint Energy Houston Electric LLC, 2.25%, 08/01/22 (Call 05/31/22)(a)	1,045	1,043,443
Dominion Energy Inc., Series B, 2.75%, 09/15/22 (Call 06/15/22)(a)	1,968	1,968,571
DTE Energy Co.
2.25%, 11/01/22	6,054	6,050,004
Series H, 0.55%, 11/01/22(a)	4,156	4,120,466
Duke Energy Carolinas LLC, 3.35%, 05/15/22(a)	708	708,418
Duke Energy Corp.
2.40%, 08/15/22 (Call 07/15/22)	2,858	2,860,486
3.05%, 08/15/22 (Call 05/31/22)	2,294	2,294,596
Duke Energy Progress LLC, 2.80%, 05/15/22	960	960,566
Edison International
2.40%, 09/15/22 (Call 08/15/22)	2,750	2,739,138
3.13%, 11/15/22 (Call 10/15/22)(a)	1,880	1,882,388
Entergy Corp., 4.00%, 07/15/22 (Call 05/31/22)(a)	2,374	2,377,609
Exelon Corp., 3.50%, 06/01/22 (Call 05/01/22)(a)	4,498	4,498,000
ITC Holdings Corp., 2.70%, 11/15/22 (Call 10/15/22)	4,188	4,183,268
National Rural Utilities Cooperative Finance Corp., 2.30%, 09/15/22 (Call 08/15/22)(a)	3,430	3,434,939
Northern States Power Co./MN, 2.15%, 08/15/22 (Call 05/20/22)	1,180	1,180,283
NSTAR Electric Co., 2.38%, 10/15/22 (Call 07/15/22)	1,710	1,710,958
Oncor Electric Delivery Co. LLC, 7.00%, 09/01/22(a)	1,852	1,880,502
Pacific Gas and Electric Co., 1.75%, 06/16/22 (Call 05/10/22)	14,267	14,256,728
PECO Energy Co., 2.38%, 09/15/22 (Call 06/15/22)	1,410	1,411,128
Public Service Co. of Colorado, 2.25%, 09/15/22 (Call 05/31/22)(a)	1,209	1,209,242
Public Service Enterprise Group Inc., 2.65%, 11/15/22 (Call 10/15/22)(a)	3,279	3,282,869
Virginia Electric & Power Co., 3.45%, 09/01/22 (Call 06/01/22)(a)	1,213	1,214,419

		81,689,356

Electronics — 1.0%
Avnet Inc., 4.88%, 12/01/22(a)	4,477	4,527,098
Honeywell International Inc.
0.48%, 08/19/22 (Call 05/10/22)(a)	3,886	3,878,228
2.15%, 08/08/22 (Call 07/08/22)(a)	3,390	3,392,678
Jabil Inc., 4.70%, 09/15/22(a)	2,796	2,816,802

		14,614,806

Environmental Control — 0.3%
Waste Management Inc., 2.90%, 09/15/22 (Call 06/15/22)(a)	4,405	4,411,740

Food — 0.9%
General Mills Inc., 2.60%, 10/12/22 (Call 09/12/22)(a)	1,898	1,902,973
Kroger Co. (The), 2.80%, 08/01/22 (Call 07/01/22)	1,785	1,788,374
McCormick & Co. Inc./MD, 2.70%, 08/15/22 (Call 07/15/22)	8,671	8,689,382

16	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® iBonds® Dec 2022 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
Sysco Corp., 2.60%, 06/12/22(a)	$1,088	$1,089,327

		13,470,056

Health Care - Products — 0.3%
DH Europe Finance II Sarl, 2.05%, 11/15/22(a)	3,926	3,924,116

Health Care - Services — 2.2%
Aetna Inc., 2.75%, 11/15/22 (Call 08/15/22)(a)	5,383	5,391,021
Anthem Inc.
2.95%, 12/01/22 (Call 11/01/22)	4,294	4,308,127
3.13%, 05/15/22(a)	2,181	2,182,221
CommonSpirit Health, 2.95%, 11/01/22(a)	6,177	6,199,917
Dignity Health, 3.13%, 11/01/22(a)	230	230,902
Humana Inc.
2.90%, 12/15/22 (Call 11/15/22)	2,459	2,467,360
3.15%, 12/01/22 (Call 09/01/22)(a)	3,318	3,332,964
UnitedHealth Group Inc.
2.38%, 10/15/22(a)	3,850	3,859,548
3.35%, 07/15/22(a)	4,155	4,163,767

		32,135,827

Home Builders — 0.4%
DR Horton Inc., 4.38%, 09/15/22 (Call 06/15/22)(a)	1,487	1,492,234
Lennar Corp., 4.75%, 11/15/22 (Call 08/15/22)(a)	1,263	1,272,081
NVR Inc., 3.95%, 09/15/22 (Call 06/15/22)	3,012	3,021,247

		5,785,562

Home Furnishings — 0.2%
Leggett & Platt Inc., 3.40%, 08/15/22(a)	1,211	1,209,765
Whirlpool Corp., 4.70%, 06/01/22	969	971,442

		2,181,207

Household Products & Wares — 0.6%
Church & Dwight Co. Inc.
2.45%, 08/01/22 (Call 07/01/22)(a)	1,625	1,628,949
2.88%, 10/01/22(a)	2,592	2,601,927
Clorox Co. (The), 3.05%, 09/15/22 (Call 06/15/22)	3,753	3,761,107

		7,991,983

Insurance — 1.6%
Alleghany Corp., 4.95%, 06/27/22(a)	2,559	2,572,025
Aon Corp., 2.20%, 11/15/22(a)	6,829	6,819,781
Berkshire Hathaway Finance Corp., 3.00%, 05/15/22	3,509	3,510,158
Chubb INA Holdings Inc., 2.88%, 11/03/22 (Call 09/03/22)(a)	3,314	3,325,235
Fidelity National Financial Inc., 5.50%, 09/01/22(a)	2,109	2,131,440
Globe Life Inc., 3.80%, 09/15/22(a)	380	383,158
Markel Corp., 4.90%, 07/01/22	1,729	1,737,610
Principal Financial Group Inc., 3.30%, 09/15/22(a)	1,417	1,423,986
Sompo International Holdings Ltd., 4.70%, 10/15/22	1,076	1,084,414

		22,987,807

Internet — 1.2%
Amazon.com Inc., 2.50%, 11/29/22 (Call 08/29/22)	6,165	6,180,104
Baidu Inc.
2.88%, 07/06/22(a)	5,150	5,150,515
3.50%, 11/28/22(a)	6,662	6,677,456

		18,008,075

Iron & Steel — 0.2%
Nucor Corp., 4.13%, 09/15/22 (Call 06/15/22)(a)	3,480	3,489,535

Machinery — 2.1%
ABB Finance USA Inc., 2.88%, 05/08/22(a)	5,551	5,551,999
Caterpillar Financial Services Corp. 0.95%, 05/13/22	2,377	2,376,881

Security	Par (000)	Value

Machinery (continued)
1.90%, 09/06/22(a)	$5,779	$5,788,767
1.95%, 11/18/22(a)	2,452	2,451,657
2.40%, 06/06/22(a)	1,028	1,029,018
2.55%, 11/29/22(a)	4,418	4,426,306
2.85%, 06/01/22	1,618	1,619,812
Deere & Co., 2.60%, 06/08/22 (Call 05/31/22)(a)	2,806	2,804,485
John Deere Capital Corp.
0.55%, 07/05/22(a)	1,110	1,108,346
1.95%, 06/13/22	1,046	1,046,983
2.15%, 09/08/22(a)	2,348	2,350,559

		30,554,813

Manufacturing — 1.2%
3M Co., 2.00%, 06/26/22(a)	2,614	2,616,692
Carlisle Companies Inc., 3.75%, 11/15/22 (Call 08/15/22)	926	930,639
Eaton Corp., 2.75%, 11/02/22(a)	11,861	11,890,890
General Electric Co.
2.70%, 10/09/22	125	125,318
3.15%, 09/07/22(a)	300	300,690
Parker-Hannifin Corp., 3.50%, 09/15/22	2,051	2,063,614

		17,927,843

Media — 2.7%
Charter Communications Operating LLC/Charter
Communications Operating Capital, 4.46%, 07/23/22 (Call 05/31/22)	22,902	22,952,155
Comcast Cable Communications Holdings Inc., 9.46%, 11/15/22(a)	5,174	5,366,887
TWDC Enterprises 18 Corp., 2.35%, 12/01/22(a)	3,885	3,887,137
Walt Disney Co. (The)
1.65%, 09/01/22(a)	1,890	1,887,978
3.00%, 09/15/22(a)	5,291	5,314,174

		39,408,331

Mining — 0.1%
Southern Copper Corp., 3.50%, 11/08/22(a)	1,134	1,136,744

Oil & Gas — 1.5%
BP Capital Markets PLC, 2.50%, 11/06/22(a)	4,340	4,344,904
Chevron Corp., 2.36%, 12/05/22 (Call 09/05/22)(a)	10,347	10,372,040
Chevron USA Inc., 0.33%, 08/12/22	1,682	1,675,238
ConocoPhillips Co., 2.40%, 12/15/22 (Call 09/15/22)(a)	1,150	1,148,516
Exxon Mobil Corp., 1.90%, 08/16/22	3,869	3,871,670

		21,412,368

Pharmaceuticals — 9.7%
AbbVie Inc.
2.30%, 11/21/22(a)	14,817	14,818,334
2.90%, 11/06/22	15,737	15,788,145
3.20%, 11/06/22 (Call 09/06/22)(a)	10,926	10,975,932
3.25%, 10/01/22 (Call 07/01/22)(a)	13,811	13,844,561
AstraZeneca PLC, 2.38%, 06/12/22 (Call 05/30/22)	3,745	3,748,520
Bristol-Myers Squibb Co.
2.00%, 08/01/22(a)	1,868	1,868,803
2.60%, 05/16/22	4,744	4,746,325
3.25%, 08/15/22	4,360	4,378,268
3.55%, 08/15/22	3,522	3,541,688
Cigna Corp., 3.05%, 11/30/22 (Call 10/31/22)	11,428	11,482,854
CVS Health Corp.
2.75%, 12/01/22 (Call 09/01/22)(a)	6,464	6,482,422
3.50%, 07/20/22 (Call 05/20/22)(a)	12,217	12,229,706
4.75%, 12/01/22 (Call 09/01/22)(a)	2,547	2,569,668
Eli Lilly & Co., 2.35%, 05/15/22(a)	2,274	2,274,614

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® iBonds® Dec 2022 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
GlaxoSmithKline Capital PLC
2.85%, 05/08/22(a)	$9,307	$9,309,513
2.88%, 06/01/22 (Call 05/01/22)(a)	4,256	4,256,000
McKesson Corp., 2.70%, 12/15/22 (Call 09/15/22)(a)	2,096	2,100,066
Merck & Co. Inc., 2.40%, 09/15/22 (Call 06/15/22)(a)	6,821	6,828,708
Novartis Capital Corp., 2.40%, 09/21/22	6,038	6,039,751
Viatris Inc., 1.13%, 06/22/22	3,414	3,405,943

		140,689,821

Pipelines — 3.0%
Enbridge Inc., 2.90%, 07/15/22 (Call 06/15/22)	2,540	2,541,575
Energy Transfer LP/Regency Energy Finance Corp., 5.00%, 10/01/22 (Call 07/01/22)(a)	13,304	13,375,575
Kinder Morgan Energy Partners LP, 3.95%, 09/01/22 (Call 06/01/22)(a)	3,765	3,770,497
MPLX LP, 3.50%, 12/01/22 (Call 11/01/22)(a)	11,788	11,841,871
ONEOK Partners LP, 3.38%, 10/01/22 (Call 07/01/22)	5,501	5,513,047
TransCanada PipeLines Ltd., 2.50%, 08/01/22	4,024	4,028,950
Williams Companies Inc. (The), 3.35%, 08/15/22 (Call 05/15/22)(a)	2,968	2,968,683

		44,040,198

Real Estate Investment Trusts — 0.7%
Camden Property Trust, 2.95%, 12/15/22 (Call 09/15/22)(a)	2,357	2,364,660
Office Properties Income Trust, 4.00%, 07/15/22 (Call 06/15/22)	1,820	1,821,420
Public Storage, 2.37%, 09/15/22 (Call 08/15/22)(a)	2,534	2,538,308
SL Green Operating Partnership LP, 3.25%, 10/15/22 (Call 09/15/22)(a)	3,019	3,020,751
SL Green Realty Corp., 4.50%, 12/01/22 (Call 09/01/22)(a)	555	558,996

		10,304,135

Retail — 1.3%
Home Depot Inc. (The), 2.63%, 06/01/22 (Call 05/01/22)	5,174	5,174,000
O’Reilly Automotive Inc., 3.80%, 09/01/22 (Call 06/01/22)	1,240	1,241,190
Starbucks Corp.
1.30%, 05/07/22	1,875	1,874,869
2.70%, 06/15/22 (Call 05/31/22)	1,387	1,388,429
Walgreen Co., 3.10%, 09/15/22(a)	2,491	2,501,811
Walmart Inc., 2.35%, 12/15/22 (Call 11/15/22)(a)	6,145	6,164,848

		18,345,147

Savings & Loans — 0.5%
People’s United Financial Inc., 3.65%, 12/06/22 (Call 09/06/22)(a)	7,679	7,706,875

Semiconductors — 1.2%
Advanced Micro Devices Inc., 7.50%, 08/15/22	540	546,669
Intel Corp.
2.70%, 12/15/22(a)	8,730	8,785,697
3.10%, 07/29/22(a)	3,363	3,374,165
QUALCOMM Inc., 3.00%, 05/20/22	5,305	5,310,199

		18,016,730

Software — 3.2%
Autodesk Inc., 3.60%, 12/15/22 (Call 09/15/22)(a)	4,085	4,105,098
Fiserv Inc., 3.50%, 10/01/22 (Call 07/01/22)(a)	5,145	5,159,869
Microsoft Corp.
2.13%, 11/15/22(a)	2,020	2,022,505
2.65%, 11/03/22 (Call 09/03/22)(a)	4,867	4,883,450

Security	Par/ Shares (000)	Value

Software (continued)
Oracle Corp.
2.50%, 05/15/22	$7,161	$7,163,292
2.50%, 10/15/22(a)	20,494	20,511,625
Roper Technologies Inc.
0.45%, 08/15/22(a)	1,443	1,435,958
3.13%, 11/15/22 (Call 08/15/22)	1,876	1,881,909

		47,163,706

Telecommunications — 1.4%
AT&T Inc., 2.63%, 12/01/22 (Call 05/11/22)(a)	4,910	4,931,555
Cisco Systems Inc., 3.00%, 06/15/22(a)	2,107	2,111,993
Telefonaktiebolaget LM Ericsson, 4.13%, 05/15/22	5,475	5,475,055
Vodafone Group PLC, 2.50%, 09/26/22(a)	7,895	7,901,474

		20,420,077

Transportation — 1.8%
Burlington Northern Santa Fe LLC, 3.05%, 09/01/22 (Call 06/01/22)(a)	2,239	2,242,112
JB Hunt Transport Services Inc., 3.30%, 08/15/22 (Call 06/15/22)(a)	14,458	14,486,627
Ryder System Inc.
2.50%, 09/01/22 (Call 08/01/22)(a)	1,231	1,231,012
2.88%, 06/01/22 (Call 05/31/22)	1,303	1,303,951
United Parcel Service Inc.
2.35%, 05/16/22	1,413	1,413,791
2.45%, 10/01/22(a)	5,686	5,696,349

		26,373,842

Total Corporate Bonds & Notes — 88.1% (Cost: $1,287,436,626)		1,284,884,843

Short-Term Investments

Money Market Funds — 21.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.38%(c)(d)(e)	156,279	156,279,452
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.34%(c)(d)	153,926	153,926,000

		310,205,452

Total Short-Term Investments — 21.3% (Cost: $310,183,887)		310,205,452

Total Investments in Securities — 109.4% (Cost: $1,597,620,513)		1,595,090,295

Other Assets, Less Liabilities — (9.4)%		(136,395,970)

Net Assets — 100.0%		$1,458,694,325

(a)	All or a portion of this security is on loan.
(b)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

18	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® iBonds® Dec 2022 Term Corporate ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/22	Shares Held at 04/30/22 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$131,115,315	$25,210,298	(a)	$—	$(38,770)	$(7,391)	$156,279,452	156,279	$106,364	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	41,436,000	112,490,000	(a)	—	—	—	153,926,000	153,926	69,300		—

					$(38,770)	$(7,391)	$310,205,452		$175,664		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Corporate Bonds & Notes	$—	$1,284,884,843	$—	$1,284,884,843
Money Market Funds	310,205,452	—	—	310,205,452

	$310,205,452	$1,284,884,843	$—	$1,595,090,295

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) April 30, 2022	iShares® iBonds® Dec 2023 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Aerospace & Defense — 2.4%
Boeing Co. (The)
1.17%, 02/04/23 (Call 05/31/22)(a)	$5,020	$4,953,385
1.88%, 06/15/23 (Call 04/15/23)(a)	1,390	1,369,595
2.80%, 03/01/23 (Call 02/01/23)(a)	1,152	1,147,231
4.51%, 05/01/23 (Call 04/01/23)	11,897	12,037,860
General Dynamics Corp.
1.88%, 08/15/23 (Call 06/15/23)(a)	2,184	2,158,884
3.38%, 05/15/23 (Call 04/15/23)	3,788	3,817,357
L3Harris Technologies Inc., 3.85%, 06/15/23 (Call 05/15/23)	3,738	3,770,558
Lockheed Martin Corp., 3.10%, 01/15/23 (Call 05/11/22)(a) .	3,408	3,433,798
Northrop Grumman Corp., 3.25%, 08/01/23	4,332	4,349,025
Raytheon Technologies Corp., 3.70%, 12/15/23 (Call 09/15/23)	1,617	1,631,747
Teledyne Technologies Inc., 0.65%, 04/01/23	602	588,401

		39,257,841

Agriculture — 0.7%
Philip Morris International Inc.
1.13%, 05/01/23	2,742	2,698,594
2.13%, 05/10/23 (Call 03/10/23)	2,184	2,174,128
2.63%, 03/06/23(a)	2,602	2,606,580
3.60%, 11/15/23(a)	1,498	1,514,688
Reynolds American Inc., 4.85%, 09/15/23(a)	1,888	1,925,533

		10,919,523

Airlines — 0.3%
Southwest Airlines Co., 4.75%, 05/04/23	4,160	4,226,560

Apparel — 0.1%
NIKE Inc., 2.25%, 05/01/23 (Call 02/01/23)	2,243	2,240,578

Auto Manufacturers — 5.5%
American Honda Finance Corp.
0.35%, 04/20/23(a)	190	185,934
0.65%, 09/08/23(a)	2,615	2,539,793
0.88%, 07/07/23(a)	4,584	4,487,828
1.95%, 05/10/23	1,561	1,548,512
2.05%, 01/10/23(a)	2,307	2,300,056
3.45%, 07/14/23	1,960	1,974,210
3.63%, 10/10/23(a)	5,561	5,608,991
Cummins Inc., 3.65%, 10/01/23 (Call 07/01/23)(a)	2,339	2,358,811
General Motors Co.
4.88%, 10/02/23(a)	5,573	5,689,086
5.40%, 10/02/23	4,032	4,144,493
General Motors Financial Co. Inc.
1.70%, 08/18/23	5,035	4,935,962
3.25%, 01/05/23 (Call 12/05/22)(a)	3,200	3,213,568
3.70%, 05/09/23 (Call 03/09/23)(a)	4,495	4,521,116
4.15%, 06/19/23 (Call 05/19/23)	3,065	3,097,397
4.25%, 05/15/23	2,911	2,944,564
PACCAR Financial Corp.
0.35%, 08/11/23	479	465,133
0.80%, 06/08/23(a)	960	942,701
1.90%, 02/07/23(a)	1,180	1,179,611
2.65%, 04/06/23(a)	851	853,723
3.40%, 08/09/23	1,203	1,212,419
Stellantis NV, 5.25%, 04/15/23	6,327	6,434,749
Toyota Motor Corp., 3.42%, 07/20/23(a)	2,018	2,033,276
Toyota Motor Credit Corp.
0.40%, 04/06/23	1,385	1,359,197

Security	Par (000)	Value

Auto Manufacturers (continued)
0.50%, 08/14/23(a)	$5,630	$5,475,231
1.35%, 08/25/23(a)	3,660	3,596,865
2.25%, 10/18/23	2,772	2,747,579
2.63%, 01/10/23(a)	2,722	2,724,722
2.70%, 01/11/23	2,007	2,013,723
2.90%, 03/30/23(a)	6,259	6,280,906
3.45%, 09/20/23(a)	3,432	3,460,005

		90,330,161

Banks — 27.6%
Banco Bilbao Vizcaya Argentaria SA, 0.88%, 09/18/23(a)	4,920	4,756,410
Banco Santander SA
3.13%, 02/23/23	3,723	3,740,610
3.85%, 04/12/23	4,887	4,924,874
Bank of America Corp.
3.30%, 01/11/23(a)	15,485	15,603,305
4.10%, 07/24/23(a)	8,100	8,231,463
Bank of Montreal
0.40%, 09/15/23(a)	6,135	5,926,410
0.45%, 12/08/23	3,370	3,231,392
Bank of New York Mellon Corp. (The)
0.35%, 12/07/23 (Call 11/07/23)	2,973	2,857,142
1.85%, 01/27/23 (Call 01/02/23)(a)	1,797	1,793,711
2.20%, 08/16/23 (Call 06/16/23)(a)	4,470	4,434,106
2.95%, 01/29/23 (Call 12/29/22)	3,826	3,851,022
3.45%, 08/11/23	1,688	1,701,436
3.50%, 04/28/23	2,432	2,457,439
Bank of Nova Scotia (The)
0.40%, 09/15/23	4,415	4,271,689
0.55%, 09/15/23	1,977	1,913,420
0.80%, 06/15/23	408	399,114
1.63%, 05/01/23	4,809	4,755,716
1.95%, 02/01/23	3,689	3,677,490
2.38%, 01/18/23(a)	2,045	2,045,573
BNP Paribas SA, 3.25%, 03/03/23(a)	4,978	5,015,733
Canadian Imperial Bank of Commerce
0.45%, 06/22/23	5,695	5,548,012
0.50%, 12/14/23	2,709	2,600,911
0.95%, 06/23/23(a)	3,003	2,940,778
3.50%, 09/13/23	4,185	4,213,039
Citigroup Inc.
3.38%, 03/01/23(a)	1,458	1,469,445
3.50%, 05/15/23	4,621	4,650,528
3.88%, 10/25/23(a)	3,752	3,804,153
Citizens Bank N.A./Providence RI, 3.70%, 03/29/23 (Call 02/28/23)	2,045	2,058,272
Comerica Inc., 3.70%, 07/31/23 (Call 06/30/23)	3,614	3,637,636
Cooperatieve Rabobank U.A., 4.63%, 12/01/23(a)	848	863,010
Cooperatieve Rabobank U.A./New York, 2.75%, 01/10/23(a)	4,357	4,377,042
Credit Suisse AG/New York NY
0.52%, 08/09/23	5,860	5,680,625
1.00%, 05/05/23(a)	7,153	7,023,602
Credit Suisse Group AG, 3.80%, 06/09/23	7,511	7,538,265
Deutsche Bank AG/New York NY
0.96%, 11/08/23	6,270	6,042,274
3.95%, 02/27/23(a)	4,061	4,081,752
Discover Bank
3.35%, 02/06/23 (Call 01/06/23)(a)	3,077	3,093,000
4.20%, 08/08/23(a)	3,891	3,928,859
Fifth Third Bancorp., 1.63%, 05/05/23 (Call 04/05/23)	1,712	1,688,974

20	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® iBonds® Dec 2023 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Fifth Third Bank NA, 1.80%, 01/30/23 (Call 12/30/22)(a)	$2,400	$2,390,400
First Horizon Corp., 3.55%, 05/26/23 (Call 04/26/23)	1,995	1,999,469
FNB Corp./PA, 2.20%, 02/24/23 (Call 01/24/23)	750	741,398
Goldman Sachs Group Inc. (The)
0.52%, 03/08/23 (Call 09/08/22)	2,695	2,644,927
1.22%, 12/06/23 (Call 12/06/22)	7,405	7,196,549
3.20%, 02/23/23 (Call 01/23/23)(a)	6,583	6,624,275
3.63%, 01/22/23(a)	8,319	8,394,537
HSBC Holdings PLC, 3.60%, 05/25/23(a)	7,509	7,576,431
Huntington National Bank (The), 3.55%, 10/06/23 (Call 09/06/23)(a)	3,852	3,872,724
ING Groep NV, 4.10%, 10/02/23(a)	6,057	6,116,783
JPMorgan Chase & Co.
2.70%, 05/18/23 (Call 03/18/23)(a)	6,998	6,990,442
3.20%, 01/25/23(a)	10,411	10,491,685
3.38%, 05/01/23(a)	7,478	7,518,456
KeyBank N.A./Cleveland OH
1.25%, 03/10/23(a)	2,818	2,785,959
3.38%, 03/07/23(a)	1,876	1,889,657
Lloyds Banking Group PLC, 4.05%, 08/16/23	7,095	7,164,886
M&T Bank Corp., 3.55%, 07/26/23 (Call 06/26/23)	2,312	2,324,993
Mitsubishi UFJ Financial Group Inc.
2.53%, 09/13/23(a)	2,209	2,191,858
3.46%, 03/02/23(a)	5,791	5,828,699
3.76%, 07/26/23	8,122	8,199,159
Mizuho Financial Group Inc., 3.55%, 03/05/23(a)	3,691	3,714,549
Morgan Stanley
3.13%, 01/23/23(a)	9,535	9,581,817
3.75%, 02/25/23(a)	8,895	8,946,947
4.10%, 05/22/23	7,668	7,747,671
National Australia Bank Ltd./New York
2.88%, 04/12/23(a)	1,998	2,008,290
3.00%, 01/20/23(a)	2,906	2,918,728
3.63%, 06/20/23	3,306	3,339,358
National Bank of Canada, 2.10%, 02/01/23(a)	4,211	4,194,619
Natwest Group PLC
3.88%, 09/12/23	10,837	10,868,211
6.10%, 06/10/23(a)	934	956,220
PNC Bank N.A.
2.95%, 01/30/23 (Call 12/30/22)(a)	2,407	2,417,133
3.50%, 06/08/23 (Call 05/09/23)	3,090	3,111,074
3.80%, 07/25/23 (Call 06/25/23)	2,738	2,760,808
Royal Bank of Canada
0.50%, 10/26/23(a)	4,319	4,169,174
1.60%, 04/17/23	4,664	4,622,304
1.95%, 01/17/23(a)	3,577	3,572,529
3.70%, 10/05/23(a)	6,208	6,276,040
Santander Holdings USA Inc., 3.40%, 01/18/23 (Call 12/18/22)	3,920	3,936,072
Santander UK PLC, 2.10%, 01/13/23, (SOFR + 0.43%)(a)	2,037	2,028,689
State Street Corp.
3.10%, 05/15/23	4,000	4,019,080
3.70%, 11/20/23(a)	3,991	4,035,220
Sumitomo Mitsui Banking Corp.
3.00%, 01/18/23(a)	1,940	1,943,958
3.95%, 07/19/23	1,445	1,457,846
Sumitomo Mitsui Financial Group Inc.
3.10%, 01/17/23(a)	5,527	5,549,716
3.75%, 07/19/23(a)	3,149	3,174,192
3.94%, 10/16/23	3,984	4,024,398

Security	Par (000)	Value

Banks (continued)
Svenska Handelsbanken AB, 3.90%, 11/20/23	$5,217	$5,283,673
Toronto-Dominion Bank (The)
0.25%, 01/06/23(a)	4,665	4,609,626
0.30%, 06/02/23(a)	3,350	3,266,887
0.45%, 09/11/23(a)	4,664	4,515,778
0.75%, 06/12/23	6,820	6,674,257
3.50%, 07/19/23	6,384	6,438,519
Truist Bank
1.25%, 03/09/23 (Call 02/09/23)	3,496	3,460,900
2.75%, 05/01/23 (Call 04/01/23)	1,794	1,790,412
3.00%, 02/02/23 (Call 01/02/23)	2,272	2,284,814
Truist Financial Corp.
2.20%, 03/16/23 (Call 02/13/23)(a)	3,232	3,225,730
3.75%, 12/06/23 (Call 11/06/23)	3,869	3,908,193
U.S. Bank N.A./Cincinnati OH
1.95%, 01/09/23 (Call 12/09/22)(a)	2,545	2,545,051
2.85%, 01/23/23 (Call 12/23/22)(a)	2,363	2,373,917
3.40%, 07/24/23 (Call 06/23/23)	5,058	5,101,600
Wells Fargo & Co.
4.13%, 08/15/23(a)	5,789	5,856,847
Series M, 3.45%, 02/13/23(a)	4,000	4,020,240
Westpac Banking Corp.
2.00%, 01/13/23	2,456	2,451,849
2.75%, 01/11/23(a)	4,783	4,798,114
3.65%, 05/15/23(a)	3,682	3,720,624

		451,473,193

Beverages — 1.5%
Constellation Brands Inc.
3.20%, 02/15/23 (Call 01/15/23)(a)	2,447	2,458,623
4.25%, 05/01/23	4,227	4,283,896
Diageo Capital PLC
2.63%, 04/29/23 (Call 01/29/23)(a)	5,149	5,149,618
3.50%, 09/18/23 (Call 08/18/23)	1,567	1,577,828
Fomento Economico Mexicano SAB de CV, 2.88%, 05/10/23(a)	875	868,341
Keurig Dr Pepper Inc., 3.13%, 12/15/23 (Call 10/15/23)(a)	2,495	2,499,616
PepsiCo Inc.
0.40%, 10/07/23	1,806	1,753,048
0.75%, 05/01/23(a)	1,314	1,293,252
2.75%, 03/01/23(a)	4,998	5,015,443

		24,899,665

Biotechnology — 1.1%
Amgen Inc., 2.25%, 08/19/23 (Call 06/19/23)(a)	3,056	3,036,075
Gilead Sciences Inc.
0.75%, 09/29/23 (Call 05/10/22)	4,720	4,565,750
2.50%, 09/01/23 (Call 07/01/23)	3,798	3,779,238
Illumina Inc., 0.55%, 03/23/23	1,970	1,932,688
Royalty Pharma PLC, 0.75%, 09/02/23	4,074	3,941,758

		17,255,509

Building Materials — 0.4%
Fortune Brands Home & Security Inc., 4.00%, 09/21/23 (Call 08/21/23)(a)	2,450	2,477,563
Lennox International Inc., 3.00%, 11/15/23 (Call 09/15/23)	1,037	1,032,199
Martin Marietta Materials Inc., 0.65%, 07/15/23 (Call 07/15/22)(a)	1,970	1,920,080
Mohawk Industries Inc., 3.85%, 02/01/23 (Call 11/01/22)(a)	710	714,764

		6,144,606

Chemicals — 1.4%
Air Products and Chemicals Inc., 2.75%, 02/03/23(a)	809	811,136
DuPont de Nemours Inc., 4.21%, 11/15/23 (Call 10/15/23)	9,737	9,870,884

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® iBonds® Dec 2023 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
Ecolab Inc., 0.90%, 12/15/23 (Call 12/15/22)	$555	$537,884
International Flavors & Fragrances Inc., 3.20%, 05/01/23 (Call 02/01/23)	590	591,038
Linde Inc./CT, 2.70%, 02/21/23 (Call 11/21/22)(a)	1,811	1,817,846
LYB International Finance BV, 4.00%, 07/15/23	1,701	1,718,401
Mosaic Co. (The), 4.25%, 11/15/23 (Call 08/15/23)	3,440	3,480,558
Nutrien Ltd., 1.90%, 05/13/23	2,778	2,747,414
PPG Industries Inc., 3.20%, 03/15/23 (Call 02/15/23)(a)	1,348	1,352,758

		22,927,919

Commercial Services — 1.0%
Equifax Inc., 3.95%, 06/15/23 (Call 05/15/23)	1,433	1,445,395
Global Payments Inc.
3.75%, 06/01/23 (Call 03/01/23)	2,431	2,442,499
4.00%, 06/01/23 (Call 05/01/23)(a)	1,953	1,971,885
Moody’s Corp., 2.63%, 01/15/23 (Call 12/15/22)(a)	2,744	2,746,936
PayPal Holdings Inc., 1.35%, 06/01/23	3,968	3,915,702
RELX Capital Inc., 3.50%, 03/16/23 (Call 02/16/23)(a)	3,512	3,528,261

		16,050,678

Computers — 3.6%
Apple Inc.
0.75%, 05/11/23	6,635	6,533,883
2.40%, 01/13/23 (Call 12/13/22)(a)	2,878	2,886,058
2.40%, 05/03/23(a)	20,925	20,957,015
2.85%, 02/23/23 (Call 12/23/22)(a)	8,265	8,306,738
Dell International LLC/EMC Corp., 5.45%, 06/15/23 (Call 04/15/23)	4,032	4,119,978
Hewlett Packard Enterprise Co.
2.25%, 04/01/23 (Call 03/01/23)(a)	4,093	4,072,494
4.45%, 10/02/23 (Call 09/02/23)	4,697	4,767,784
International Business Machines Corp., 3.38%, 08/01/23(a)	5,215	5,258,337
Leidos Inc., 2.95%, 05/15/23 (Call 04/15/23)	2,544	2,535,223

		59,437,510

Cosmetics & Personal Care — 0.5%
Colgate-Palmolive Co.
1.95%, 02/01/23(a)	1,632	1,629,862
2.10%, 05/01/23(a)	460	458,988
Procter & Gamble Co. (The), 3.10%, 08/15/23(a)	3,495	3,525,371
Unilever Capital Corp.
0.38%, 09/14/23	808	782,524
3.13%, 03/22/23 (Call 02/22/23)(a)	1,989	1,999,741

		8,396,486

Diversified Financial Services — 5.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.15%, 10/29/23	11,950	11,412,489
3.30%, 01/23/23 (Call 12/23/22)(a)	1,871	1,870,626
4.13%, 07/03/23 (Call 06/03/23)	2,615	2,611,182
4.50%, 09/15/23 (Call 08/15/23)	3,864	3,871,187
Air Lease Corp.
2.25%, 01/15/23(a)	2,309	2,300,341
2.75%, 01/15/23 (Call 12/15/22)	1,297	1,296,494
3.00%, 09/15/23 (Call 07/15/23)	2,917	2,884,884
3.88%, 07/03/23 (Call 06/03/23)	2,631	2,639,524
Aircastle Ltd.
4.40%, 09/25/23 (Call 08/25/23)(a)	2,351	2,359,252
5.00%, 04/01/23(a)	2,097	2,115,538
Ally Financial Inc.
1.45%, 10/02/23 (Call 09/02/23)	5,030	4,889,059
3.05%, 06/05/23 (Call 05/05/23)	2,826	2,820,489

Security	Par (000)	Value

Diversified Financial Services (continued)
American Express Co.
0.75%, 11/03/23	$2,770	$2,684,795
3.40%, 02/27/23 (Call 01/27/23)(a)	6,188	6,238,308
3.70%, 08/03/23 (Call 07/03/23)	7,381	7,463,815
Ameriprise Financial Inc., 4.00%, 10/15/23	2,786	2,820,240
BGC Partners Inc., 5.38%, 07/24/23	1,652	1,676,598
Capital One Bank USA N.A., 3.38%, 02/15/23(a)	5,525	5,561,576
Capital One Financial Corp.
2.60%, 05/11/23 (Call 04/11/23)(a)	3,635	3,624,931
3.20%, 01/30/23 (Call 12/30/22)	4,434	4,463,131
3.50%, 06/15/23	3,735	3,753,526
Charles Schwab Corp. (The), 2.65%, 01/25/23 (Call 12/25/22)(a)	3,753	3,759,718
Eaton Vance Corp., 3.63%, 06/15/23(a)	1,240	1,250,788
Intercontinental Exchange Inc.
0.70%, 06/15/23(a)	2,687	2,627,376
3.45%, 09/21/23 (Call 08/21/23)	1,631	1,640,346
4.00%, 10/15/23	3,094	3,132,149
Jefferies Financial Group Inc., 5.50%, 10/18/23 (Call 01/18/23)	120	122,098
Western Union Co. (The), 4.25%, 06/09/23 (Call 05/09/23)	1,063	1,071,525

		92,961,985

Electric — 5.6%
Alabama Power Co., Series 13-A, 3.55%, 12/01/23(a)	895	901,757
American Electric Power Co. Inc., Series M, 0.75%, 11/01/23 (Call 05/31/22)	1,550	1,494,014
Baltimore Gas & Electric Co., 3.35%, 07/01/23 (Call 04/01/23)(a)	1,350	1,351,336
Berkshire Hathaway Energy Co.
2.80%, 01/15/23 (Call 12/15/22)(a)	1,518	1,524,345
3.75%, 11/15/23 (Call 08/15/23)(a)	1,884	1,903,839
Black Hills Corp., 4.25%, 11/30/23 (Call 08/30/23)	1,979	2,000,274
Connecticut Light & Power Co. (The), 2.50%, 01/15/23 (Call 10/15/22)(a)	1,432	1,437,241
Consolidated Edison Inc., Series A, 0.65%, 12/01/23 (Call 05/31/22)(a)	2,045	1,966,492
Consumers Energy Co.
0.35%, 06/01/23 (Call 05/01/23)(a)	815	792,840
3.38%, 08/15/23 (Call 05/15/23)(a)	570	572,474
Delmarva Power & Light Co., 3.50%, 11/15/23 (Call 08/15/23)	2,037	2,048,366
Duke Energy Carolinas LLC
2.50%, 03/15/23 (Call 01/15/23)(a)	1,431	1,432,889
3.05%, 03/15/23 (Call 02/15/23)(a)	1,226	1,237,966
Duke Energy Corp., 3.95%, 10/15/23 (Call 07/15/23)	2,397	2,415,673
Duke Energy Ohio Inc., 3.80%, 09/01/23 (Call 06/01/23)	850	856,656
Duke Energy Progress LLC, 3.38%, 09/01/23 (Call 08/01/23)(a)	845	850,450
Edison International, 2.95%, 03/15/23 (Call 01/15/23)(a)	1,664	1,656,279
Entergy Louisiana LLC
0.62%, 11/17/23 (Call 05/31/22)(a)	4,251	4,105,021
4.05%, 09/01/23 (Call 06/01/23)	1,168	1,179,633
Evergy Metro Inc., 3.15%, 03/15/23 (Call 12/15/22)	874	874,454
Eversource Energy
2.80%, 05/01/23 (Call 02/01/23)	2,101	2,100,622
Series N, 3.80%, 12/01/23 (Call 11/01/23)(a)	1,672	1,688,018
Florida Power & Light Co., 2.75%, 06/01/23 (Call 12/01/22)(a)	1,902	1,905,043
Georgia Power Co., Series A, 2.10%, 07/30/23(a)	2,405	2,383,644
National Rural Utilities Cooperative Finance Corp.
2.70%, 02/15/23 (Call 12/15/22)(a)	1,883	1,886,427

22	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® iBonds® Dec 2023 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
3.40%, 11/15/23 (Call 08/15/23)(a)	$774	$777,096
NextEra Energy Capital Holdings Inc., 0.65%, 03/01/23(a)	7,972	7,847,158
Northern States Power Co./MN, 2.60%, 05/15/23 (Call 11/15/22)	1,292	1,293,202
OGE Energy Corp., 0.70%, 05/26/23 (Call 05/31/22)(a)	1,370	1,333,380
Oklahoma Gas & Electric Co., 0.55%, 05/26/23
(Call 05/31/22)	730	714,086
Pacific Gas and Electric Co.
1.37%, 03/10/23 (Call 05/10/22)(a)	5,870	5,784,768
3.25%, 06/15/23 (Call 03/15/23)(a)	1,377	1,368,366
3.85%, 11/15/23 (Call 08/15/23)	2,140	2,134,265
4.25%, 08/01/23 (Call 07/01/23)(a)	2,303	2,309,517
PacifiCorp., 2.95%, 06/01/23 (Call 03/01/23)	882	883,297
Public Service Co. of New Hampshire, 3.50%, 11/01/23 (Call 08/01/23)	575	578,163
Public Service Electric & Gas Co.
2.38%, 05/15/23 (Call 02/15/23)	1,319	1,314,001
3.25%, 09/01/23 (Call 08/01/23)	1,217	1,222,915
Public Service Enterprise Group Inc., 0.84%, 11/08/23 (Call 05/31/22)(a)	3,380	3,253,216
San Diego Gas & Electric Co., Series NNN, 3.60%, 09/01/23 (Call 06/01/23)	1,470	1,482,671
Southern California Edison Co.
0.07%, 04/03/23	1,320	1,291,765
Series C, 3.50%, 10/01/23 (Call 07/01/23)(a)	2,863	2,871,446
Series D, 3.40%, 06/01/23 (Call 05/01/23)	856	858,294
Series J, 0.70%, 08/01/23	1,790	1,739,737
Southern Co. (The), 2.95%, 07/01/23 (Call 05/01/23)(a)	5,283	5,283,106
Virginia Electric & Power Co., Series C, 2.75%, 03/15/23 (Call 12/15/22)(a)	2,878	2,883,641
WEC Energy Group Inc., 0.55%, 09/15/23	2,668	2,579,609
Xcel Energy Inc., 0.50%, 10/15/23 (Call 09/15/23)	2,089	2,011,811

		92,381,263

Electrical Components & Equipment — 0.1%
Emerson Electric Co., 2.63%, 02/15/23 (Call 11/15/22)(a)	1,443	1,448,007

Electronics — 0.4%
Agilent Technologies Inc., 3.88%, 07/15/23 (Call 05/04/22)(a)	2,394	2,429,096
Arrow Electronics Inc., 4.50%, 03/01/23 (Call 12/01/22)(a)	895	902,769
Flex Ltd., 5.00%, 02/15/23	1,433	1,451,930
Honeywell International Inc., 3.35%, 12/01/23(a)	369	371,719
Trimble Inc., 4.15%, 06/15/23 (Call 05/15/23)	1,454	1,464,396

		6,619,910

Environmental Control — 0.3%
Republic Services Inc., 4.75%, 05/15/23 (Call 02/15/23)(a)	1,691	1,716,788
Waste Management Inc., 2.40%, 05/15/23 (Call 03/15/23)(a)	3,206	3,207,378

		4,924,166

Food — 1.1%
Campbell Soup Co., 3.65%, 03/15/23 (Call 02/15/23)	2,894	2,912,145
Conagra Brands Inc.
0.50%, 08/11/23 (Call 08/11/22)(a)	1,850	1,788,562
3.20%, 01/25/23 (Call 10/25/22)(a)	1,733	1,740,920
General Mills Inc., 3.70%, 10/17/23 (Call 09/17/23)(a)	3,418	3,450,027
Hershey Co. (The), 3.38%, 05/15/23 (Call 04/15/23)(a)	2,355	2,369,766
Kellogg Co., 2.65%, 12/01/23(a)	2,484	2,468,326
Kroger Co. (The), 3.85%, 08/01/23 (Call 05/01/23)(a)	2,779	2,803,288
Tyson Foods Inc., 3.90%, 09/28/23 (Call 08/28/23)(a)	1,255	1,265,843

		18,798,877

Security	Par (000)	Value

Gas — 0.5%
Atmos Energy Corp., 0.63%, 03/09/23 (Call 05/16/22)(a)	$270	$265,632
CenterPoint Energy Resources Corp., 0.70%, 03/02/23 (Call 05/31/22)(a)	239	234,693
Eastern Energy Gas Holdings LLC, 3.55%, 11/01/23 (Call 08/01/23)	1,041	1,044,956
National Fuel Gas Co., 3.75%, 03/01/23 (Call 12/01/22)	1,889	1,896,329
ONE Gas Inc., 0.85%, 03/11/23 (Call 05/31/22)	3,620	3,568,596
Southern Co. Gas Capital Corp., 2.45%, 10/01/23 (Call 08/01/23)	1,597	1,581,589

		8,591,795

Health Care - Products — 1.0%
Abbott Laboratories, 3.40%, 11/30/23 (Call 09/30/23)	4,179	4,216,862
Baxter International Inc., 0.87%, 12/01/23(a)(b)	2,845	2,736,947
PerkinElmer Inc., 0.55%, 09/15/23 (Call 09/15/22)	1,810	1,749,292
Stryker Corp., 0.60%, 12/01/23 (Call 05/10/22)	2,130	2,053,043
Thermo Fisher Scientific Inc., 0.80%, 10/18/23 (Call 10/18/22)	5,125	4,969,354

		15,725,498

Health Care - Services — 1.7%
Aetna Inc., 2.80%, 06/15/23 (Call 04/15/23)	5,190	5,179,361
Anthem Inc.
0.45%, 03/15/23	1,925	1,890,947
3.30%, 01/15/23(a)	3,833	3,853,392
Humana Inc., 0.65%, 08/03/23 (Call 05/09/22)	5,650	5,487,223
Laboratory Corp. of America Holdings, 4.00%, 11/01/23 (Call 08/01/23)	957	965,374
SSM Health Care Corp., Series 2018, 3.69%, 06/01/23 (Call 03/01/23)	2,171	2,183,917
UnitedHealth Group Inc.
2.75%, 02/15/23 (Call 11/15/22)(a)	1,803	1,808,337
2.88%, 03/15/23(a)	3,385	3,404,565
3.50%, 06/15/23	2,604	2,632,097

		27,405,213

Holding Companies - Diversified — 0.3%
Ares Capital Corp., 3.50%, 02/10/23 (Call 01/10/23)(a)	3,084	3,086,313
Blackstone Secured Lending Fund, 3.65%, 07/14/23(a)	1,470	1,475,027

		4,561,340

Home Builders — 0.4%
DR Horton Inc.
4.75%, 02/15/23 (Call 11/15/22)	1,517	1,534,886
5.75%, 08/15/23 (Call 05/15/23)	1,763	1,814,215
Lennar Corp., 4.88%, 12/15/23 (Call 09/15/23)(a)	1,583	1,611,019
Toll Brothers Finance Corp., 4.38%, 04/15/23 (Call 01/15/23)(a)	1,600	1,612,096

		6,572,216

Household Products & Wares — 0.1%
Kimberly-Clark Corp., 2.40%, 06/01/23(a)	1,084	1,079,155

Insurance — 2.0%
Allstate Corp. (The), 3.15%, 06/15/23	2,154	2,163,068
Aon PLC, 4.00%, 11/27/23 (Call 08/27/23)	1,132	1,142,607
Aspen Insurance Holdings Ltd., 4.65%, 11/15/23	956	963,189
Assurant Inc., 4.20%, 09/27/23 (Call 08/27/23)	899	910,004
Berkshire Hathaway Inc.
2.75%, 03/15/23 (Call 01/15/23)(a)	7,752	7,779,520
3.00%, 02/11/23(a)	1,923	1,936,692
Chubb INA Holdings Inc., 2.70%, 03/13/23(a)	665	665,878
Equitable Holdings Inc., 3.90%, 04/20/23 (Call 03/20/23)(a)	2,158	2,174,401
Jackson Financial Inc., 1.13%, 11/22/23(a)(b)	2,265	2,186,291

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® iBonds® Dec 2023 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Lincoln National Corp., 4.00%, 09/01/23	$1,655	$1,670,590
Loews Corp., 2.63%, 05/15/23 (Call 02/15/23)	2,485	2,483,683
Marsh & McLennan Companies Inc., 3.30%, 03/14/23 (Call 01/14/23)	1,907	1,917,851
MetLife Inc., Series D, 4.37%, 09/15/23	3,802	3,880,701
Principal Financial Group Inc., 3.13%, 05/15/23	1,147	1,150,269
Reinsurance Group of America Inc., 4.70%, 09/15/23	958	974,353

		31,999,097

Internet — 1.3%
Alibaba Group Holding Ltd., 2.80%, 06/06/23 (Call 05/06/23)(a)	2,214	2,200,539
Amazon.com Inc.
0.25%, 05/12/23	1,050	1,027,740
0.40%, 06/03/23	2,734	2,676,859
2.40%, 02/22/23 (Call 01/22/23)(a)	4,150	4,155,395
Baidu Inc., 3.88%, 09/29/23 (Call 08/29/23)	3,315	3,334,028
Booking Holdings Inc., 2.75%, 03/15/23 (Call 02/15/23)(a)	3,189	3,196,207
eBay Inc., 2.75%, 01/30/23 (Call 12/30/22)(a)	3,516	3,522,364
Expedia Group Inc., 3.60%, 12/15/23 (Call 11/15/23)(a)	1,689	1,689,220

		21,802,352

Iron & Steel — 0.1%
Reliance Steel & Aluminum Co., 4.50%, 04/15/23 (Call 01/15/23)	1,878	1,898,132

Lodging — 0.3%
Hyatt Hotels Corp.
1.30%, 10/01/23 (Call 10/01/22)(a)	1,890	1,837,912
3.38%, 07/15/23 (Call 04/15/23)	1,852	1,840,592
Marriott International Inc./MD, Series Z, 4.15%, 12/01/23 (Call 11/01/23)	1,390	1,405,915

		5,084,419

Machinery — 2.4%
Caterpillar Financial Services Corp.
0.25%, 03/01/23(a)	3,475	3,415,647
0.45%, 09/14/23(a)	3,413	3,305,866
0.65%, 07/07/23	2,441	2,384,491
2.63%, 03/01/23(a)	1,130	1,131,379
3.45%, 05/15/23	2,043	2,057,219
3.65%, 12/07/23(a)	1,918	1,939,750
3.75%, 11/24/23(a)	3,354	3,397,669
CNH Industrial Capital LLC, 1.95%, 07/02/23	1,795	1,769,349
CNH Industrial NV, 4.50%, 08/15/23	2,834	2,874,073
John Deere Capital Corp.
0.25%, 01/17/23(a)	2,275	2,242,581
0.40%, 10/10/23(a)	833	806,236
0.70%, 07/05/23	619	604,181
1.20%, 04/06/23(a)	1,916	1,895,460
2.70%, 01/06/23(a)	862	861,164
2.80%, 01/27/23(a)	1,772	1,777,369
2.80%, 03/06/23(a)	3,679	3,698,204
3.45%, 06/07/23(a)	1,018	1,025,442
3.65%, 10/12/23	3,056	3,095,545
Rockwell Automation Inc., 0.35%, 08/15/23 (Call 08/15/22), (SOFR + 0.25000%)	495	480,581

		38,762,206

Manufacturing — 0.6%
3M Co.
1.75%, 02/14/23 (Call 01/14/23)(a)	2,679	2,665,605
2.25%, 03/15/23 (Call 02/15/23)(a)	3,354	3,350,713
Carlisle Companies Inc., 0.55%, 09/01/23 (Call 09/01/22)	975	942,162

Security	Par (000)	Value

Manufacturing (continued)
General Electric Co., 3.10%, 01/09/23(a)	$75	$75,214
Trane Technologies Global Holding Co. Ltd., 4.25%, 06/15/23	2,986	3,021,265

		10,054,959

Media — 0.6%
Discovery Communications LLC, 2.95%, 03/20/23 (Call 02/20/23)(a)	3,500	3,498,880
Thomson Reuters Corp., 4.30%, 11/23/23 (Call 08/23/23)	2,376	2,410,618
Time Warner Entertainment Co. LP, 8.38%, 03/15/23	4,289	4,486,380

		10,395,878

Metal Fabricate & Hardware — 0.3%
Crane Co., 4.45%, 12/15/23 (Call 09/15/23)(a)	710	720,124
Precision Castparts Corp., 2.50%, 01/15/23 (Call 10/15/22)(a)	4,231	4,238,870

		4,958,994

Mining — 0.4%
BHP Billiton Finance USA Ltd., 3.85%, 09/30/23	2,402	2,431,737
Freeport-McMoRan Inc., 3.88%, 03/15/23 (Call 12/15/22)(a)	3,875	3,892,476

		6,324,213

Oil & Gas — 4.5%
BP Capital Markets America Inc., 2.75%, 05/10/23(a)	4,459	4,464,128
BP Capital Markets PLC
2.75%, 05/10/23(a)	992	991,276
3.99%, 09/26/23	2,560	2,593,229
Canadian Natural Resources Ltd., 2.95%, 01/15/23 (Call 12/15/22)(a)	3,844	3,851,073
Chevron Corp.
1.14%, 05/11/23	3,021	2,981,153
2.57%, 05/16/23 (Call 05/11/22)	4,037	4,053,632
3.19%, 06/24/23 (Call 05/11/22)	7,558	7,629,347
Chevron USA Inc., 0.43%, 08/11/23	2,396	2,333,369
Continental Resources Inc./OK, 4.50%, 04/15/23 (Call 01/15/23)(a)	3,000	3,034,230
EOG Resources Inc., 2.63%, 03/15/23 (Call 12/15/22)(a)	5,855	5,859,450
Exxon Mobil Corp.
1.57%, 04/15/23(a)	11,015	10,930,405
2.73%, 03/01/23 (Call 01/01/23)(a)	4,451	4,463,418
Phillips 66, 3.70%, 04/06/23(a)	2,678	2,697,201
Shell International Finance BV
0.38%, 09/15/23(a)	3,507	3,400,948
3.50%, 11/13/23 (Call 10/13/23)(a)	4,084	4,122,349
Suncor Energy Inc., 2.80%, 05/15/23	1,175	1,170,981
TotalEnergies Capital Canada Ltd., 2.75%, 07/15/23	4,133	4,121,841
TotalEnergies Capital International SA, 2.70%, 01/25/23(a)	4,263	4,270,290

		72,968,320

Oil & Gas Services — 0.7%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc., 1.23%, 12/15/23	2,350	2,279,946
Halliburton Co., 3.50%, 08/01/23 (Call 05/01/23)	2,286	2,295,807
HF SINCLAIR Corp., 2.63%, 10/01/23(a)(b)	1,628	1,597,280
Schlumberger Investment SA, 3.65%, 12/01/23 (Call 09/01/23)	5,636	5,677,368

		11,850,401

Pharmaceuticals — 6.2%
AbbVie Inc.
2.85%, 05/14/23 (Call 03/14/23)	4,098	4,104,926
3.75%, 11/14/23 (Call 10/14/23)	4,883	4,937,104
AmerisourceBergen Corp., 0.74%, 03/15/23 (Call 05/31/22)	5,915	5,826,866

24	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® iBonds® Dec 2023 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
AstraZeneca PLC
0.30%, 05/26/23(a)	$2,660	$2,597,783
3.50%, 08/17/23 (Call 07/17/23)(a)	4,068	4,102,293
Bristol-Myers Squibb Co.
0.54%, 11/13/23 (Call 05/31/22)(a)	5,320	5,157,314
2.75%, 02/15/23 (Call 01/15/23)(a)	2,836	2,845,217
3.25%, 02/20/23 (Call 01/20/23)(a)	3,384	3,408,466
3.25%, 11/01/23(a)	1,150	1,157,659
Cardinal Health Inc., 3.20%, 03/15/23(a)	2,216	2,223,756
Cigna Corp.
3.00%, 07/15/23 (Call 05/16/23)	3,760	3,760,865
3.75%, 07/15/23 (Call 06/15/23)(a)	4,388	4,426,000
CVS Health Corp., 4.00%, 12/05/23 (Call 09/05/23)(a)	810	820,911
GlaxoSmithKline Capital Inc.
2.80%, 03/18/23(a)	4,949	4,965,678
3.38%, 05/15/23(a)	3,834	3,863,905
GlaxoSmithKline Capital PLC, 0.53%, 10/01/23
(Call 10/01/22)(a)	4,828	4,677,222
Johnson & Johnson
2.05%, 03/01/23 (Call 01/01/23)	2,251	2,252,463
3.38%, 12/05/23(a)	2,437	2,465,342
McKesson Corp., 2.85%, 03/15/23 (Call 12/15/22)(a)	1,762	1,762,581
Merck & Co. Inc., 2.80%, 05/18/23	6,628	6,656,898
Mylan Inc., 4.20%, 11/29/23 (Call 08/29/23)(a)	1,920	1,935,840
Pfizer Inc.
3.00%, 06/15/23(a)	3,710	3,726,213
3.20%, 09/15/23 (Call 08/15/23)	3,923	3,955,169
Sanofi, 3.38%, 06/19/23 (Call 05/19/23)(a)	4,287	4,320,010
Shire Acquisitions Investments Ireland DAC, 2.88%, 09/23/23 (Call 07/23/23)	3,716	3,706,450
Takeda Pharmaceutical Co. Ltd., 4.40%, 11/26/23 (Call 10/26/23)	5,729	5,815,966
Zoetis Inc., 3.25%, 02/01/23 (Call 11/01/22)	5,732	5,754,813

		101,227,710

Pipelines — 3.6%
Boardwalk Pipelines LP, 3.38%, 02/01/23 (Call 11/01/22)	738	741,314
Enbridge Inc.
0.55%, 10/04/23	1,360	1,310,496
4.00%, 10/01/23 (Call 07/01/23)	3,600	3,634,956
Energy Transfer LP
3.45%, 01/15/23 (Call 10/15/22)	984	985,948
3.60%, 02/01/23 (Call 11/01/22)	2,666	2,671,892
4.25%, 03/15/23 (Call 12/15/22)	3,983	4,015,581
Series 5Y, 4.20%, 09/15/23 (Call 08/15/23)(a)	2,410	2,430,919
Energy Transfer LP/Regency Energy Finance Corp., 4.50%, 11/01/23 (Call 08/01/23)	2,318	2,336,011
Enterprise Products Operating LLC, 3.35%, 03/15/23 (Call 12/15/22)(a)	5,513	5,539,848
Kinder Morgan Energy Partners LP
3.45%, 02/15/23 (Call 11/15/22)(a)	2,460	2,471,095
3.50%, 09/01/23 (Call 06/01/23)(a)	2,002	2,008,066
Kinder Morgan Inc., 3.15%, 01/15/23 (Call 12/15/22)(a)	3,487	3,495,578
MPLX LP
3.38%, 03/15/23 (Call 02/15/23)(a)	1,987	1,994,034
4.50%, 07/15/23 (Call 04/15/23)	4,407	4,455,918
ONEOK Inc., 7.50%, 09/01/23 (Call 06/01/23)(a)	1,445	1,508,421
ONEOK Partners LP, 5.00%, 09/15/23 (Call 06/15/23)(a)	2,189	2,225,600
Plains All American Pipeline LP/PAA Finance Corp.
2.85%, 01/31/23 (Call 10/31/22)	1,616	1,606,918
3.85%, 10/15/23 (Call 07/15/23)(a)	2,566	2,572,312

Security	Par (000)	Value

Pipelines (continued)
Sabine Pass Liquefaction LLC, 5.63%, 04/15/23 (Call 01/15/23)(a)	$4,416	$4,487,186
TransCanada PipeLines Ltd., 3.75%, 10/16/23 (Call 07/16/23)	2,325	2,341,554
Williams Companies Inc. (The)
3.70%, 01/15/23 (Call 10/15/22)(a)	2,683	2,694,832
4.50%, 11/15/23 (Call 08/15/23)(a)	3,139	3,180,654

		58,709,133

Real Estate Investment Trusts — 1.6%
American Campus Communities Operating Partnership LP, 3.75%, 04/15/23 (Call 01/15/23)	1,665	1,675,090
American Tower Corp.
3.00%, 06/15/23(a)	2,634	2,631,103
3.50%, 01/31/23(a)	4,085	4,110,776
AvalonBay Communities Inc., 4.20%, 12/15/23 (Call 09/16/23)	894	905,282
Boston Properties LP, 3.13%, 09/01/23 (Call 06/01/23)	1,692	1,692,931
Brandywine Operating Partnership LP, 3.95%, 02/15/23 (Call 11/15/22)(a)	1,390	1,394,365
Crown Castle International Corp., 3.15%, 07/15/23 (Call 06/15/23)(a)	2,396	2,393,987
ERP Operating LP, 3.00%, 04/15/23 (Call 01/15/23)(a)	2,600	2,609,828
Essex Portfolio LP, 3.25%, 05/01/23 (Call 02/01/23)(a)	1,268	1,269,496
GLP Capital LP/GLP Financing II Inc., 5.38%, 11/01/23 (Call 08/01/23)(a)	1,960	1,987,617
Kimco Realty Corp., 3.13%, 06/01/23 (Call 03/01/23)	1,588	1,588,365
Mid-America Apartments LP, 4.30%, 10/15/23 (Call 07/15/23)	410	414,973
Omega Healthcare Investors Inc., 4.38%, 08/01/23 (Call 06/01/23)(a)	1,186	1,198,453
Piedmont Operating Partnership LP, 3.40%, 06/01/23 (Call 03/01/23)	815	814,038
Simon Property Group LP, 2.75%, 06/01/23 (Call 03/01/23)	1,993	1,990,967

		26,677,271

Retail — 2.8%
AutoZone Inc.
2.88%, 01/15/23 (Call 10/15/22)(a)	1,257	1,259,338
3.13%, 07/15/23 (Call 04/15/23)	2,713	2,718,968
Dollar General Corp., 3.25%, 04/15/23 (Call 01/15/23)(a)	4,364	4,385,209
Home Depot Inc. (The), 2.70%, 04/01/23 (Call 01/01/23)(a)	4,476	4,490,950
Lowe’s Companies Inc., 3.88%, 09/15/23 (Call 06/15/23)	2,017	2,038,562
McDonald’s Corp., 3.35%, 04/01/23 (Call 03/01/23)(a)	4,445	4,474,915
O’Reilly Automotive Inc., 3.85%, 06/15/23 (Call 03/15/23)	1,706	1,719,153
Starbucks Corp.
3.10%, 03/01/23 (Call 02/01/23)(a)	4,368	4,392,723
3.85%, 10/01/23 (Call 07/01/23)(a)	2,601	2,628,961
TJX Companies Inc. (The), 2.50%, 05/15/23 (Call 02/15/23)	2,546	2,545,160
Walgreens Boots Alliance Inc., 0.95%, 11/17/23 (Call 05/31/22)(a)	2,500	2,422,525
Walmart Inc.
2.55%, 04/11/23 (Call 01/11/23)(a)	6,817	6,837,587
3.40%, 06/26/23 (Call 05/26/23)(a)	6,125	6,201,501

		46,115,552

Semiconductors — 1.0%
Altera Corp., 4.10%, 11/15/23	1,067	1,082,813
Marvell Technology Inc., 4.20%, 06/22/23 (Call 05/22/23)	415	419,594
Microchip Technology Inc.
2.67%, 09/01/23	2,920	2,888,581
4.33%, 06/01/23 (Call 05/01/23)	4,323	4,371,677

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® iBonds® Dec 2023 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors (continued)
NVIDIA Corp., 0.31%, 06/15/23 (Call 06/15/22)	$535	$522,337
QUALCOMM Inc., 2.60%, 01/30/23 (Call 12/30/22)	4,832	4,847,172
Skyworks Solutions Inc., 0.90%, 06/01/23 (Call 06/01/22)	1,940	1,892,470
Texas Instruments Inc., 2.25%, 05/01/23 (Call 02/01/23)	419	418,124

		16,442,768

Shipbuilding — 0.1%
Huntington Ingalls Industries Inc., 0.67%, 08/16/23 (Call 08/16/22)(b)	1,235	1,194,331

Software — 3.4%
Adobe Inc., 1.70%, 02/01/23	2,712	2,696,704
Fidelity National Information Services Inc., 0.38%, 03/01/23(a)	3,320	3,254,198
Fiserv Inc., 3.80%, 10/01/23 (Call 09/01/23)	4,253	4,290,469
Intuit Inc., 0.65%, 07/15/23	2,522	2,460,942
Microsoft Corp.
2.00%, 08/08/23 (Call 06/08/23)(a)	4,463	4,448,183
2.38%, 05/01/23 (Call 02/01/23)(a)	3,913	3,915,739
3.63%, 12/15/23 (Call 09/15/23)(a)	5,258	5,329,930
Oracle Corp.
2.40%, 09/15/23 (Call 07/15/23)(a)	9,950	9,856,470
2.63%, 02/15/23 (Call 01/15/23)(a)	4,675	4,670,138
3.63%, 07/15/23(a)	3,333	3,357,064
Roper Technologies Inc., 3.65%, 09/15/23 (Call 08/15/23)	2,903	2,920,679
salesforce.com Inc., 3.25%, 04/11/23 (Call 03/11/23)(a)	4,976	5,013,121
VMware Inc., 0.60%, 08/15/23	3,310	3,202,955

		55,416,592

Telecommunications — 0.8%
British Telecommunications PLC, 4.50%, 12/04/23 (Call 11/04/23)	2,308	2,340,427
Cisco Systems Inc.
2.20%, 09/20/23 (Call 07/20/23)(a)	3,624	3,601,278
2.60%, 02/28/23(a)	1,612	1,611,581
Rogers Communications Inc.
3.00%, 03/15/23 (Call 12/15/22)(a)	1,956	1,960,166
4.10%, 10/01/23 (Call 07/01/23)	2,775	2,802,833
Vodafone Group PLC, 2.95%, 02/19/23(a)	320	320,269

		12,636,554

Transportation — 1.5%
Burlington Northern Santa Fe LLC
3.00%, 03/15/23 (Call 12/15/22)(a)	3,127	3,143,667
3.85%, 09/01/23 (Call 06/01/23)	2,973	3,005,644

Security	Par/ Shares (000)	Value

Transportation (continued)
Canadian Pacific Railway Co., 4.45%, 03/15/23 (Call 12/15/22)(a)	$722	$729,473
Kansas City Southern, 3.00%, 05/15/23 (Call 02/15/23)	909	909,209
Norfolk Southern Corp., 2.90%, 02/15/23 (Call 11/15/22)(a)	2,921	2,926,521
Ryder System Inc.
3.40%, 03/01/23 (Call 02/01/23)(a)	1,727	1,737,915
3.75%, 06/09/23 (Call 05/09/23)(a)	1,968	1,979,532
3.88%, 12/01/23 (Call 11/01/23)	933	940,371
Union Pacific Corp.
2.75%, 04/15/23 (Call 01/15/23)(a)	1,625	1,626,527
2.95%, 01/15/23 (Call 10/15/22)	1,193	1,197,641
3.50%, 06/08/23 (Call 05/08/23)(a)	2,041	2,056,756
United Parcel Service Inc., 2.50%, 04/01/23 (Call 03/01/23)(a)	4,514	4,523,389

		24,776,645

Total Corporate Bonds & Notes — 97.5% (Cost: $1,614,832,687)		1,593,925,181

Short-Term Investments

Money Market Funds — 16.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.38%(c)(d)(e)	236,157	236,156,779
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.34%(c)(d)	39,185	39,185,000

		275,341,779

Total Short-Term Investments — 16.8% (Cost: $275,319,273)		275,341,779

Total Investments in Securities — 114.3% (Cost: $1,890,151,960)		1,869,266,960

Other Assets, Less Liabilities — (14.3)%		(233,737,856)

Net Assets — 100.0%		$1,635,529,104

(a)	All or a portion of this security is on loan.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/22	Shares Held at 04/30/22 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$63,852,862	$172,324,615	(a)	$—		$(15,967)	$(4,731)	$236,156,779	236,157	$84,975	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	45,305,000	—		(6,120,000	)(a)	—	—	39,185,000	39,185	16,546		—

						$(15,967)	$(4,731)	$275,341,779		$101,521		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

26	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® iBonds® Dec 2023 Term Corporate ETF

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Corporate Bonds & Notes	$—	$1,593,925,181	$—	$1,593,925,181
Money Market Funds	275,341,779	—	—	275,341,779

	$275,341,779	$1,593,925,181	$—	$1,869,266,960

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) April 30, 2022	iShares® iBonds® Dec 2024 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.4%
Omnicom Group Inc./Omnicom Capital Inc., 3.65%, 11/01/24 (Call 08/01/24)(a)	$3,774	$3,774,981
WPP Finance 2010, 3.75%, 09/19/24(a)	3,572	3,568,285

		7,343,266

Aerospace & Defense — 1.5%
Boeing Co. (The)
1.43%, 02/04/24 (Call 05/10/22)	9,005	8,652,634
1.95%, 02/01/24(a)	3,043	2,962,482
2.80%, 03/01/24 (Call 02/01/24)(a)	1,351	1,329,289
2.85%, 10/30/24 (Call 07/30/24)	1,201	1,174,230
General Dynamics Corp., 2.38%, 11/15/24 (Call 09/15/24)(a)	3,240	3,173,418
L3Harris Technologies Inc., 3.95%, 05/28/24 (Call 02/28/24)(a)	1,183	1,191,423
Raytheon Technologies Corp., 3.20%, 03/15/24 (Call 01/15/24)(a)	4,690	4,697,270
Teledyne Technologies Inc., 0.95%, 04/01/24 (Call 05/15/24)	2,455	2,340,941

		25,521,687

Agriculture — 1.5%
Altria Group Inc.
3.80%, 02/14/24 (Call 01/14/24)(a)	1,229	1,235,858
4.00%, 01/31/24	2,875	2,908,091
BAT Capital Corp.
2.79%, 09/06/24 (Call 08/06/24)(a)	3,884	3,794,279
3.22%, 08/15/24 (Call 06/15/24)	9,127	9,007,893
Philip Morris International Inc.
2.88%, 05/01/24 (Call 04/01/24)	4,221	4,205,762
3.25%, 11/10/24(a)	3,106	3,100,161

		24,252,044

Airlines — 0.1%
Continental Airlines 2012-2 Class A Pass Through Trust, Series 2012-2 A, Class A, 4.00%, 10/29/24	513	507,632
United Airlines Pass Through Trust, Series 2012-1 A, Class A, 4.15%, 10/11/25	507	502,869

		1,010,501

Auto Manufacturers — 3.5%
American Honda Finance Corp.
0.55%, 07/12/24	2,712	2,560,101
0.75%, 08/09/24	2,610	2,466,763
2.15%, 09/10/24	2,652	2,583,870
2.40%, 06/27/24	2,188	2,157,259
2.90%, 02/16/24	1,973	1,964,635
3.55%, 01/12/24(a)	2,754	2,773,691
General Motors Financial Co. Inc.
1.05%, 03/08/24(a)	3,440	3,291,667
1.20%, 10/15/24	2,575	2,418,517
3.50%, 11/07/24 (Call 09/07/24)(a)	3,467	3,439,992
3.95%, 04/13/24 (Call 02/13/24)(a)	4,114	4,130,826
5.10%, 01/17/24 (Call 12/17/23)	4,655	4,756,060
PACCAR Financial Corp.
0.35%, 02/02/24	1,393	1,328,629
0.50%, 08/09/24	1,230	1,159,693
0.90%, 11/08/24(a)	1,170	1,106,411
2.15%, 08/15/24(a)	1,659	1,624,460
Toyota Motor Corp.
0.68%, 03/25/24 (Call 02/25/24)(a)	3,865	3,694,244
2.36%, 07/02/24(a)	1,745	1,717,132

Security	Par (000)	Value

Auto Manufacturers (continued)
Toyota Motor Credit Corp.
0.45%, 01/11/24(a)	$3,004	$2,882,789
0.50%, 06/18/24(a)	3,055	2,890,152
0.63%, 09/13/24(a)	3,740	3,527,680
2.00%, 10/07/24	1,672	1,626,037
2.50%, 03/22/24	310	306,832
2.90%, 04/17/24(a)	3,025	3,014,171
3.35%, 01/08/24	1,319	1,326,782

		58,748,393

Auto Parts & Equipment — 0.2%
Magna International Inc., 3.63%, 06/15/24 (Call 03/15/24)	3,905	3,917,027

Banks — 24.6%
Banco Santander SA, 2.71%, 06/27/24	6,150	6,029,091
Bank of America Corp.
4.00%, 04/01/24	7,940	8,051,795
4.13%, 01/22/24	8,319	8,439,875
4.20%, 08/26/24	10,310	10,428,565
Bank of Montreal
0.63%, 07/09/24	4,990	4,700,630
2.15%, 03/08/24	35	34,295
2.50%, 06/28/24(a)	4,169	4,096,793
Series E, 3.30%, 02/05/24(a)	6,387	6,395,367
Bank of New York Mellon Corp. (The)
0.50%, 04/26/24 (Call 03/26/24)	1,640	1,560,608
2.10%, 10/24/24(a)	3,397	3,319,379
3.25%, 09/11/24 (Call 08/11/24)(a)	2,279	2,280,778
3.40%, 05/15/24 (Call 04/15/24)	1,690	1,700,901
Series 12, 3.65%, 02/04/24 (Call 01/05/24)	2,643	2,669,879
Series J, 0.85%, 10/25/24 (Call 09/25/24)(a)	985	931,623
Bank of Nova Scotia (The)
0.65%, 07/31/24	3,415	3,205,217
0.70%, 04/15/24	3,185	3,028,776
3.40%, 02/11/24	5,060	5,068,906
Bank of Nova Scotia/The., 2.44%, 03/11/24	120	118,126
Barclays PLC
3.75%, 05/15/24(a)	2,365	2,369,706
4.38%, 09/11/24(a)	4,044	4,060,459
BNP Paribas SA, 4.25%, 10/15/24	3,775	3,802,709
BPCE SA, 4.00%, 04/15/24(a)	6,522	6,580,307
Canadian Imperial Bank of Commerce
1.00%, 10/18/24(a)	2,890	2,716,745
3.10%, 04/02/24(a)	4,569	4,547,069
Citibank N.A., 3.65%, 01/23/24 (Call 12/23/23)	7,666	7,727,711
Citigroup Inc.
3.75%, 06/16/24(a)	2,801	2,821,531
4.00%, 08/05/24(a)	2,896	2,914,708
Comerica Bank, 2.50%, 07/23/24(a)	3,185	3,120,058
Cooperatieve Rabobank U.A./New York, 0.38%, 01/12/24(a)	2,250	2,147,670
Credit Agricole Corporate & Investment Bank SA, 0.78%, 06/28/24 (Call 06/28/22)(a)	400	378,524
Credit Suisse AG/New York NY
0.50%, 02/02/24(a)	4,864	4,629,166
3.63%, 09/09/24	11,243	11,222,538
Deutsche Bank AG/London, 3.70%, 05/30/24(a)	3,343	3,349,017
Deutsche Bank AG/New York NY
0.90%, 05/28/24	4,180	3,945,795
3.70%, 05/30/24(a)	2,778	2,759,387
Discover Bank, 2.45%, 09/12/24 (Call 08/12/24)	3,504	3,405,327

28	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® iBonds® Dec 2024 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Fifth Third Bancorp.
3.65%, 01/25/24 (Call 12/25/23)	$6,156	$6,173,791
4.30%, 01/16/24 (Call 12/16/23)	3,295	3,337,176
Goldman Sachs Group Inc. (The)
3.00%, 03/15/24	795	788,910
3.63%, 02/20/24 (Call 01/20/24)	5,843	5,852,407
3.85%, 07/08/24 (Call 04/08/24)	7,676	7,723,361
4.00%, 03/03/24	9,984	10,076,851
HSBC Holdings PLC, 4.25%, 03/14/24(a)	7,678	7,725,987
HSBC USA Inc., 3.50%, 06/23/24	3,755	3,756,502
Huntington Bancshares Inc./OH, 2.63%, 08/06/24 (Call 07/06/24)	4,281	4,201,673
ING Groep NV, 3.55%, 04/09/24	5,027	5,016,393
Intesa Sanpaolo SpA, 5.25%, 01/12/24(a)	725	736,984
JPMorgan Chase & Co.
3.63%, 05/13/24(a)	6,477	6,530,889
3.88%, 02/01/24(a)	5,779	5,858,403
3.88%, 09/10/24(a)	10,397	10,449,193
Lloyds Banking Group PLC
3.90%, 03/12/24	4,477	4,487,118
4.50%, 11/04/24	3,847	3,877,891
Mitsubishi UFJ Financial Group Inc.
2.80%, 07/18/24	4,284	4,215,134
3.41%, 03/07/24	6,106	6,101,543
Morgan Stanley
3.70%, 10/23/24(a)	10,987	11,014,138
Series F, 3.88%, 04/29/24	10,897	10,975,349
National Bank of Canada, 0.75%, 08/06/24	2,640	2,480,676
Natwest Group PLC, 5.13%, 05/28/24	5,136	5,218,484
People’s United Bank N.A., 4.00%, 07/15/24 (Call 04/16/24)(a)	594	596,845
PNC Bank N.A.
3.30%, 10/30/24 (Call 09/30/24)(a)	1,114	1,110,680
2.50%, 08/27/24 (Call 07/27/24)	2,837	2,778,955
PNC Financial Services Group Inc. (The)
2.20%, 11/01/24 (Call 10/02/24)(a)	2,813	2,745,291
3.50%, 01/23/24 (Call 12/24/23)(a)	4,276	4,301,613
3.90%, 04/29/24 (Call 03/29/24)(a)	3,043	3,077,568
Royal Bank of Canada
0.43%, 01/19/24(a)	2,171	2,081,077
0.65%, 07/29/24	3,385	3,183,593
0.75%, 10/07/24	3,775	3,542,951
2.25%, 11/01/24	5,823	5,657,801
2.55%, 07/16/24	4,769	4,685,686
Santander Holdings USA Inc., 3.50%, 06/07/24 (Call 05/07/24)	4,433	4,409,505
Santander UK PLC
2.88%, 06/18/24(a)	1,655	1,632,509
4.00%, 03/13/24	4,465	4,513,356
Sumitomo Mitsui Banking Corp.
3.40%, 07/11/24(a)	932	929,129
3.95%, 01/10/24(a)	690	697,749
Sumitomo Mitsui Financial Group Inc.
0.51%, 01/12/24	1,074	1,024,328
2.45%, 09/27/24	4,013	3,898,068
2.70%, 07/16/24(a)	7,127	6,984,745
Toronto-Dominion Bank (The)
0.55%, 03/04/24(a)	2,745	2,616,891
0.70%, 09/10/24	3,410	3,212,356
1.25%, 12/13/24(a)	3,165	3,003,490
2.35%, 03/08/24(a)	210	206,791

Security	Par (000)	Value

Banks (continued)
2.65%, 06/12/24(a)	$5,592	$5,527,468
3.25%, 03/11/24	4,600	4,603,266
Truist Bank
2.15%, 12/06/24 (Call 11/06/24)(a)	4,868	4,726,293
3.20%, 04/01/24 (Call 03/01/24)(a)	4,566	4,565,087
Truist Financial Corp.
2.50%, 08/01/24 (Call 07/01/24)	3,630	3,563,281
2.85%, 10/26/24 (Call 09/26/24)(a)	3,883	3,836,559
U.S. Bancorp.
2.40%, 07/30/24 (Call 06/30/24)(a)	4,894	4,804,978
3.38%, 02/05/24 (Call 01/05/24)	4,910	4,929,002
3.60%, 09/11/24 (Call 08/11/24)	3,657	3,676,528
3.70%, 01/30/24 (Call 12/29/23)(a)	2,246	2,269,403
Wells Fargo & Co.
3.30%, 09/09/24	8,831	8,797,177
3.75%, 01/24/24 (Call 12/24/23)(a)	11,197	11,285,456
4.48%, 01/16/24(a)	2,670	2,720,196
Westpac Banking Corp.
1.02%, 11/18/24	1,970	1,867,836
3.30%, 02/26/24(a)	6,245	6,275,288

		411,496,679

Beverages — 1.0%
Coca-Cola Co. (The), 1.75%, 09/06/24(a)	4,468	4,378,551
Constellation Brands Inc., 4.75%, 11/15/24	2,256	2,315,536
Diageo Capital PLC, 2.13%, 10/24/24 (Call 09/24/24)	2,642	2,566,465
Keurig Dr Pepper Inc., 0.75%, 03/15/24 (Call 05/31/22)	3,100	2,960,221
PepsiCo Inc., 3.60%, 03/01/24 (Call 12/01/23)(a)	4,497	4,546,197

		16,766,970

Biotechnology — 0.7%
Amgen Inc., 3.63%, 05/22/24 (Call 02/22/24)(a)	5,506	5,548,231
Gilead Sciences Inc., 3.70%, 04/01/24 (Call 01/01/24)(a)	6,911	6,957,096

		12,505,327

Building Materials — 0.3%
Johnson Controls International PLC, 3.63%, 07/02/24 (Call 04/02/24)(b)	1,660	1,664,532
Martin Marietta Materials Inc., 4.25%, 07/02/24 (Call 04/02/24)	1,431	1,448,544
Owens Corning, 4.20%, 12/01/24 (Call 09/01/24)	1,511	1,529,102

		4,642,178

Chemicals — 0.9%
Air Products and Chemicals Inc., 3.35%, 07/31/24 (Call 04/30/24)(a)	1,295	1,298,885
Albemarle Corp., 4.15%, 12/01/24 (Call 09/01/24)	1,710	1,731,255
Celanese U.S. Holdings LLC, 3.50%, 05/08/24 (Call 04/08/24)(a)	2,385	2,373,958
FMC Corp., 4.10%, 02/01/24 (Call 11/01/23)	747	752,565
LyondellBasell Industries NV, 5.75%, 04/15/24 (Call 01/15/24)(a)	2,980	3,078,161
PPG Industries Inc., 2.40%, 08/15/24 (Call 07/15/24)	1,405	1,372,994
Sherwin-Williams Co. (The), 3.13%, 06/01/24 (Call 04/01/24)(a)	3,448	3,429,002
Westlake Chemical Corp., 0.88%, 08/15/24 (Call 08/15/22)	220	209,163

		14,245,983

Commercial Services — 0.8%
Equifax Inc., 2.60%, 12/01/24 (Call 11/01/24)(a)	3,042	2,959,653
Global Payments Inc., 1.50%, 11/15/24 (Call 10/15/24)(a)	370	349,798
J Paul Getty Trust (The), Series 2021, 0.39%, 01/01/24 (Call 10/01/23)(a)	390	374,567
Moody’s Corp., 4.88%, 02/15/24 (Call 11/15/23)(a)	2,207	2,264,029

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® iBonds® Dec 2024 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
PayPal Holdings Inc., 2.40%, 10/01/24 (Call 09/01/24)(a)	$5,858	$5,747,284
Quanta Services Inc., 0.95%, 10/01/24 (Call 10/01/22)(a)	1,715	1,604,554

		13,299,885

Computers — 3.1%
Apple Inc.
1.80%, 09/11/24 (Call 08/11/24)	3,107	3,031,314
2.85%, 05/11/24 (Call 03/11/24)(a)	6,120	6,116,940
3.00%, 02/09/24 (Call 12/09/23)(a)	5,130	5,149,699
3.45%, 05/06/24	8,286	8,379,300
Dell International LLC/EMC Corp., 4.00%, 07/15/24 (Call 06/15/24)(a)	4,617	4,647,518
Genpact Luxembourg Sarl, 3.38%, 12/01/24 (Call 11/01/24)	1,207	1,198,430
Hewlett Packard Enterprise Co., 1.45%, 04/01/24 (Call 03/01/24)(a)	4,184	4,029,527
International Business Machines Corp.
3.00%, 05/15/24	10,446	10,403,172
3.63%, 02/12/24(a)	7,402	7,461,364
NetApp Inc., 3.30%, 09/29/24 (Call 07/29/24)	2,055	2,038,663

		52,455,927

Cosmetics & Personal Care — 0.6%
Colgate-Palmolive Co., 3.25%, 03/15/24(a)	1,392	1,403,205
Estee Lauder Companies Inc. (The), 2.00%, 12/01/24 (Call 11/01/24)(a)	2,221	2,164,875
GSK Consumer Healthcare Capital US LLC., 3.02%,
03/24/24 (Call 03/24/23)(c)	270	267,430
Unilever Capital Corp.
0.63%, 08/12/24 (Call 08/12/22)(a)	1,210	1,144,430
2.60%, 05/05/24 (Call 03/05/24)	3,629	3,594,198
3.25%, 03/07/24 (Call 02/07/24)	1,829	1,834,670

		10,408,808

Diversified Financial Services — 6.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.65%, 10/29/24 (Call 09/29/24)(a)	10,855	10,105,137
2.88%, 08/14/24 (Call 07/14/24)(a)	2,701	2,595,445
3.15%, 02/15/24 (Call 01/15/24)(a)	3,806	3,710,393
4.88%, 01/16/24 (Call 12/16/23)	2,933	2,950,422
Series 3NC1, 1.75%, 10/29/24 (Call 10/29/22)	2,815	2,620,118
Affiliated Managers Group Inc., 4.25%, 02/15/24	1,390	1,412,379
Air Lease Corp.
0.70%, 02/15/24 (Call 01/15/24)	1,797	1,702,693
0.80%, 08/18/24 (Call 07/18/24)(a)	830	772,672
4.25%, 02/01/24 (Call 01/01/24)(a)	2,711	2,720,543
4.25%, 09/15/24 (Call 06/15/24)(a)	2,424	2,424,655
Aircastle Ltd., 4.13%, 05/01/24 (Call 02/01/24)(a)	1,832	1,821,429
Ally Financial Inc.
3.88%, 05/21/24 (Call 04/21/24)	3,186	3,199,318
5.13%, 09/30/24(a)	3,038	3,130,841
American Express Co.
2.50%, 07/30/24 (Call 06/29/24)	6,312	6,187,212
3.00%, 10/30/24 (Call 09/29/24)(a)	6,080	6,031,482
3.40%, 02/22/24 (Call 01/22/24)(a)	4,840	4,849,728
3.63%, 12/05/24 (Call 11/04/24)(a)	2,211	2,219,910
Ameriprise Financial Inc., 3.70%, 10/15/24(a)	2,477	2,493,001
BGC Partners Inc., 3.75%, 10/01/24 (Call 09/01/24)(a)	1,520	1,507,232
Brookfield Finance Inc., 4.00%, 04/01/24 (Call 02/01/24)	3,832	3,866,450
Capital One Financial Corp.
3.30%, 10/30/24 (Call 09/30/24)	5,625	5,560,988
3.75%, 04/24/24 (Call 03/24/24)(a)	2,927	2,931,742
3.90%, 01/29/24 (Call 12/29/23)(a)	5,069	5,095,612

Security	Par (000)	Value

Diversified Financial Services (continued)
Charles Schwab Corp. (The)
0.75%, 03/18/24 (Call 02/18/24)	$2,945	$2,819,278
3.55%, 02/01/24 (Call 01/01/24)	2,106	2,120,805
3.75%, 04/01/24 (Call 03/02/24)	2,045	2,062,771
Citigroup Global Markets Holdings Inc./U.S, 0.75%, 06/07/24 (Call 06/07/22)(a)	715	677,126
Discover Financial Services, 3.95%, 11/06/24 (Call 08/06/24)	2,053	2,059,795
Invesco Finance PLC, 4.00%, 01/30/24	1,884	1,900,994
Mastercard Inc., 3.38%, 04/01/24	3,966	4,003,518
ORIX Corp.
3.25%, 12/04/24	2,130	2,113,024
4.05%, 01/16/24	1,667	1,685,370
Stifel Financial Corp., 4.25%, 07/18/24	1,848	1,865,741
Synchrony Financial
4.25%, 08/15/24 (Call 05/15/24)	4,578	4,574,246
4.38%, 03/19/24 (Call 02/19/24)(a)	2,942	2,960,446

		108,752,516

Electric — 4.6%
Ameren Corp., 2.50%, 09/15/24 (Call 08/15/24)	2,670	2,604,318
American Electric Power Co. Inc., 2.03%, 03/15/24	880	856,812
Avangrid Inc., 3.15%, 12/01/24 (Call 10/01/24)(a)	2,942	2,904,166
Black Hills Corp., 1.04%, 08/23/24 (Call 11/05/24)	485	458,815
CenterPoint Energy Inc., 2.50%, 09/01/24 (Call 08/01/24)(a)	1,892	1,844,322
Dominion Energy Inc., 3.07%, 08/15/24(a)(b)	3,519	3,456,995
DTE Electric Co., 3.65%, 03/15/24 (Call 12/15/23)	1,307	1,320,305
DTE Energy Co., Series C, 2.53%, 10/01/24(a)	2,596	2,527,024
Duke Energy Corp., 3.75%, 04/15/24 (Call 01/15/24)(a)	4,591	4,622,632
Edison International, 3.55%, 11/15/24 (Call 10/15/24)(a)	2,484	2,456,502
Emera U.S. Finance LP, 0.83%, 06/15/24	1,270	1,191,984
Enel Generacion Chile SA, 4.25%, 04/15/24 (Call 01/15/24)	1,249	1,249,087
Entergy Arkansas LLC, 3.70%, 06/01/24 (Call 03/01/24)(a)	1,510	1,522,760
Entergy Gulf States Louisiana LLC, 5.59%, 10/01/24	475	495,026
Entergy Louisiana LLC
0.95%, 10/01/24 (Call 10/01/22)(a)	3,365	3,171,344
5.40%, 11/01/24(a)	1,110	1,157,919
Evergy Inc., 2.45%, 09/15/24 (Call 08/15/24)(a)	3,637	3,522,471
Eversource Energy, Series L, 2.90%, 10/01/24 (Call 08/01/24)(a)	2,115	2,080,843
Florida Power & Light Co., 3.25%, 06/01/24 (Call 12/01/23)	2,159	2,167,118
Georgia Power Co., Series A, 2.20%, 09/15/24 (Call 08/15/24)	2,570	2,491,255
Interstate Power & Light Co., 3.25%, 12/01/24 (Call 09/01/24)(a)	2,235	2,219,713
IPALCO Enterprises Inc., 3.70%, 09/01/24 (Call 07/01/24)	1,344	1,333,329
ITC Holdings Corp., 3.65%, 06/15/24 (Call 03/15/24)(a)	1,693	1,684,620
MidAmerican Energy Co., 3.50%, 10/15/24 (Call 07/15/24)	2,605	2,622,193
National Rural Utilities Cooperative Finance Corp.
0.35%, 02/08/24(a)	1,770	1,685,412
2.95%, 02/07/24 (Call 12/07/23)	1,819	1,813,361
Series D, 1.00%, 10/18/24	850	803,055
NextEra Energy Capital Holdings Inc., 2.94%, 03/21/24 (Call 09/21/22)(a)	95	94,228
Oncor Electric Delivery Co. LLC, 2.75%, 06/01/24 (Call 05/01/24)	2,336	2,309,440
Pacific Gas and Electric Co.
3.25%, 02/16/24 (Call 02/16/23)	20	19,682
3.40%, 08/15/24 (Call 05/15/24)(a)	556	544,663

30	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® iBonds® Dec 2024 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
3.75%, 02/15/24 (Call 11/15/23)	$1,435	$1,426,691
PacifiCorp., 3.60%, 04/01/24 (Call 01/01/24)	494	497,201
Potomac Electric Power Co., 3.60%, 03/15/24 (Call 12/15/23)(a)	1,490	1,499,774
Public Service Enterprise Group Inc., 2.88%, 06/15/24 (Call 05/15/24)	3,840	3,779,366
Southern California Edison Co.
1.10%, 04/01/24 (Call 04/01/23)(a)	1,930	1,856,120
Series K, 0.98%, 08/01/24(a)	1,720	1,634,344
Southern Co. (The), Series 21-A, 0.60%, 02/26/24 (Call 01/26/24)	2,390	2,275,662
Southwestern Public Service Co., 3.30%, 06/15/24 (Call 12/15/23)(a)	1,445	1,441,474
Union Electric Co., 3.50%, 04/15/24 (Call 01/15/24)(a)	757	761,269
Virginia Electric & Power Co., 3.45%, 02/15/24 (Call 11/15/23)(a)	857	859,228
WEC Energy Group Inc., 0.80%, 03/15/24 (Call 02/15/24)	2,155	2,046,841
Wisconsin Electric Power Co., 2.05%, 12/15/24 (Call 11/15/24)(a)	1,406	1,365,563

		76,674,927

Electronics — 0.9%
Allegion U.S. Holding Co. Inc., 3.20%, 10/01/24 (Call 08/01/24)	2,030	1,986,923
Amphenol Corp., 3.20%, 04/01/24 (Call 02/01/24)(a)	1,715	1,711,896
Arrow Electronics Inc., 3.25%, 09/08/24 (Call 07/08/24)(a)	2,402	2,376,179
Honeywell International Inc., 2.30%, 08/15/24 (Call 07/15/24)(a)	3,618	3,566,226
Keysight Technologies Inc., 4.55%, 10/30/24 (Call 07/30/24)	1,482	1,504,200
TD SYNNEX Corp., 1.25%, 08/09/24 (Call 08/09/22)(c)	1,045	983,690
Trimble Inc., 4.75%, 12/01/24 (Call 09/01/24)	1,763	1,792,090
Tyco Electronics Group SA, 3.45%, 08/01/24 (Call 05/01/24)(a)	418	418,723

		14,339,927

Entertainment — 0.0%
Magallanes Inc.
3.43%, 03/15/24(c)	465	462,205
3.53%, 03/15/24 (Call 03/15/23)(c)	185	183,217

		645,422

Environmental Control — 0.2%
Republic Services Inc., 2.50%, 08/15/24 (Call 07/15/24)	3,954	3,869,068

Food — 1.3%
Conagra Brands Inc., 4.30%, 05/01/24 (Call 04/01/24)	4,024	4,072,006
General Mills Inc., 3.65%, 02/15/24 (Call 11/15/23)	2,146	2,159,906
Hershey Co. (The), 2.05%, 11/15/24 (Call 10/15/24)(a)	1,483	1,448,832
Hormel Foods Corp., 0.65%, 06/03/24 (Call 06/03/22)(a)	1,430	1,362,089
Kroger Co. (The), 4.00%, 02/01/24 (Call 11/01/23)(a)	1,927	1,947,446
McCormick & Co. Inc./MD, 3.15%, 08/15/24 (Call 06/15/24)(a)	3,854	3,835,154
Mondelez International Inc., 2.13%, 03/17/24	1,740	1,705,200
Tyson Foods Inc., 3.95%, 08/15/24 (Call 05/15/24)	4,503	4,540,645

		21,071,278

Forest Products & Paper — 0.2%
Celulosa Arauco y Constitucion SA, 4.50%, 08/01/24 (Call 05/01/24)(a)	1,158	1,169,418
Georgia-Pacific LLC, 8.00%, 01/15/24	2,230	2,407,129

		3,576,547

Security	Par (000)	Value

Gas — 0.5%
Eastern Energy Gas Holdings LLC
3.60%, 12/15/24 (Call 09/15/24)	$884	$880,464
Series A, 2.50%, 11/15/24 (Call 10/15/24)(a)	3,153	3,073,324
ONE Gas Inc.
1.10%, 03/11/24 (Call 09/01/24)(a)	3,095	2,958,727
3.61%, 02/01/24 (Call 11/01/23)	255	254,702
Southern California Gas Co., 3.15%, 09/15/24 (Call 06/15/24)	970	966,110

		8,133,327

Health Care - Products — 1.3%
Baxter International Inc., 1.32%, 11/29/24(a)(c)	4,565	4,303,836
Boston Scientific Corp., 3.45%, 03/01/24 (Call 02/01/24)(a)	1,692	1,693,624
DH Europe Finance II Sarl, 2.20%, 11/15/24 (Call 10/15/24)(a)	3,481	3,369,225
PerkinElmer Inc., 0.85%, 09/15/24 (Call 09/15/22)	20	18,725
Stryker Corp., 3.38%, 05/15/24 (Call 02/15/24)	3,541	3,543,018
Thermo Fisher Scientific Inc., 1.22%, 10/18/24 (Call 10/18/22)	8,900	8,443,875
Zimmer Biomet Holdings Inc., 1.45%, 11/22/24 (Call 11/22/22)	295	279,451

		21,651,754

Health Care - Services — 2.1%
Aetna Inc., 3.50%, 11/15/24 (Call 08/15/24)	3,583	3,580,994
Anthem Inc.
3.35%, 12/01/24 (Call 10/01/24)	3,579	3,566,831
3.50%, 08/15/24 (Call 05/15/24)	3,442	3,445,029
CommonSpirit Health, 2.76%, 10/01/24 (Call 07/01/24)(a)	2,018	1,970,355
HCA Inc., 5.00%, 03/15/24(a)	7,312	7,488,073
Humana Inc., 3.85%, 10/01/24 (Call 07/01/24)	2,891	2,905,571
Laboratory Corp. of America Holdings
2.30%, 12/01/24 (Call 11/01/24)(a)	1,983	1,918,671
3.25%, 09/01/24 (Call 07/01/24)	2,801	2,781,757
Quest Diagnostics Inc., 4.25%, 04/01/24 (Call 01/01/24)	1,064	1,081,545
UnitedHealth Group Inc.
0.55%, 05/15/24 (Call 05/15/22)(a)	30	28,546
2.38%, 08/15/24	3,289	3,240,652
3.50%, 02/15/24(a)	3,164	3,190,388

		35,198,412

Holding Companies - Diversified — 1.0%
Ares Capital Corp., 4.20%, 06/10/24 (Call 05/10/24)(a)	3,811	3,812,905
Blackstone Private Credit Fund
1.75%, 09/15/24(c)	2,045	1,909,069
2.35%, 11/22/24(c)	225	212,270
FS KKR Capital Corp.
1.65%, 10/12/24	1,685	1,574,767
4.63%, 07/15/24 (Call 06/15/24)(a)	1,748	1,747,983
Golub Capital BDC Inc., 3.38%, 04/15/24 (Call 03/15/24)(a)	2,160	2,125,116
Main Street Capital Corp., 5.20%, 05/01/24(a)	2,081	2,107,616
Owl Rock Capital Corp., 5.25%, 04/15/24 (Call 03/15/24)	1,985	2,012,552
Sixth Street Specialty Lending Inc., 3.88%, 11/01/24 (Call 10/01/24)(a)	1,325	1,318,401

		16,820,679

Home Builders — 0.5%
DR Horton Inc., 2.50%, 10/15/24 (Call 09/15/24)	3,040	2,962,115
Lennar Corp.
4.50%, 04/30/24 (Call 01/30/24)	2,347	2,382,346
5.88%, 11/15/24 (Call 05/15/24)	2,495	2,591,132

		7,935,593

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® iBonds® Dec 2024 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Home Furnishings — 0.1%
Leggett & Platt Inc., 3.80%, 11/15/24 (Call 08/15/24)	$275	$274,513
Whirlpool Corp., 4.00%, 03/01/24	645	651,096

		925,609

Household Products & Wares — 0.1%
Avery Dennison Corp., 0.85%, 08/15/24 (Call 08/15/22)(a)	650	613,223
Clorox Co. (The), 3.50%, 12/15/24 (Call 09/15/24)	1,732	1,739,344

		2,352,567

Insurance — 1.9%
Aflac Inc., 3.63%, 11/15/24(a)	3,470	3,495,539
American International Group Inc., 4.13%, 02/15/24(a)	2,429	2,462,107
Aon Global Ltd., 3.50%, 06/14/24 (Call 03/01/24)	2,616	2,618,668
Assured Guaranty U.S. Holdings Inc., 5.00%, 07/01/24(a)	1,234	1,258,001
Brown & Brown Inc., 4.20%, 09/15/24 (Call 06/15/24)(a)	2,445	2,465,685
Chubb INA Holdings Inc., 3.35%, 05/15/24(a)	775	777,743
CNA Financial Corp., 3.95%, 05/15/24 (Call 02/15/24)	2,563	2,576,738
Marsh & McLennan Companies Inc.
3.50%, 06/03/24 (Call 03/03/24)(a)	3,023	3,033,732
3.88%, 03/15/24 (Call 02/15/24)	4,569	4,620,904
MetLife Inc., 3.60%, 04/10/24(a)	4,484	4,515,388
Old Republic International Corp., 4.88%, 10/01/24 (Call 09/01/24)(a)	867	887,539
Unum Group, 4.00%, 03/15/24	686	690,555
Willis North America Inc., 3.60%, 05/15/24 (Call 03/15/24)	2,998	2,984,929

		32,387,528

Internet — 2.5%
Alibaba Group Holding Ltd., 3.60%, 11/28/24 (Call 08/28/24)	8,075	8,041,650
Alphabet Inc., 3.38%, 02/25/24(a)	3,660	3,704,872
Amazon.com Inc.
0.45%, 05/12/24	8,365	7,979,039
2.80%, 08/22/24 (Call 06/22/24)	7,245	7,215,368
3.80%, 12/05/24 (Call 09/05/24)(a)	4,743	4,829,323
Baidu Inc., 4.38%, 05/14/24 (Call 04/14/24)(a)	2,535	2,561,389
eBay Inc., 3.45%, 08/01/24 (Call 05/01/24)(a)	4,055	4,063,272
Expedia Group Inc., 4.50%, 08/15/24 (Call 05/15/24)(a)	1,891	1,912,746
Weibo Corp., 3.50%, 07/05/24 (Call 06/05/24)(a)	2,388	2,325,721

		42,633,380

Iron & Steel — 0.1%
Steel Dynamics Inc., 2.80%, 12/15/24 (Call 11/15/24)	2,114	2,070,156

Leisure Time — 0.0%
Brunswick Corp., 0.85%, 08/18/24 (Call 08/18/22)	715	669,805

Lodging — 0.6%
Hyatt Hotels Corp., 1.80%, 10/01/24 (Call 10/01/22)	2,655	2,527,852
Las Vegas Sands Corp., 3.20%, 08/08/24 (Call 07/08/24)	5,596	5,374,119
Marriott International Inc./MD, 3.60%, 04/15/24 (Call 03/15/24)	2,516	2,520,856

		10,422,827

Machinery — 2.2%
Caterpillar Financial Services Corp.
0.45%, 05/17/24(a)	2,205	2,092,699
0.60%, 09/13/24	2,585	2,439,465
0.95%, 01/10/24(a)	1,382	1,337,776
2.15%, 11/08/24(a)	3,461	3,383,924
2.85%, 05/17/24(a)	1,544	1,539,646
3.25%, 12/01/24(a)	2,476	2,484,691
3.30%, 06/09/24	1,184	1,189,103
Caterpillar Inc., 3.40%, 05/15/24 (Call 02/15/24)(a)	3,494	3,520,799
CNH Industrial Capital LLC, 4.20%, 01/15/24(a)	1,851	1,874,656

Security	Par (000)	Value

Machinery (continued)
John Deere Capital Corp.
0.45%, 01/17/24	$2,630	$2,524,458
0.45%, 06/07/24	2,045	1,935,265
0.63%, 09/10/24(a)	1,825	1,727,819
2.60%, 03/07/24	2,095	2,083,121
2.65%, 06/24/24(a)	2,510	2,490,246
3.35%, 06/12/24(a)	1,870	1,880,883
3.45%, 01/10/24(a)	927	934,805
Westinghouse Air Brake Technologies Corp., 4.40%, 03/15/24 (Call 02/15/24)	3,278	3,310,780

		36,750,136

Manufacturing — 1.1%
3M Co., 3.25%, 02/14/24 (Call 01/14/24)	4,562	4,586,270
Carlisle Companies Inc., 3.50%, 12/01/24 (Call 10/01/24)	1,725	1,718,307
Illinois Tool Works Inc., 3.50%, 03/01/24 (Call 12/01/23)(a)	3,343	3,375,226
Parker-Hannifin Corp.
2.70%, 06/14/24 (Call 05/14/24)	2,977	2,927,433
3.30%, 11/21/24 (Call 08/21/24)(a)	2,121	2,107,638
Textron Inc., 4.30%, 03/01/24 (Call 12/01/23)	1,216	1,230,799
Trane Technologies Luxembourg Finance SA, 3.55%, 11/01/24 (Call 08/01/24)	2,364	2,362,912

		18,308,585

Media — 2.0%
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.50%, 02/01/24 (Call 01/01/24)	5,121	5,186,190
Comcast Corp., 3.70%, 04/15/24 (Call 03/15/24)	9,446	9,543,010
Discovery Communications LLC
3.80%, 03/13/24 (Call 01/13/24)(a)	1,699	1,700,393
3.90%, 11/15/24 (Call 08/15/24)	2,011	2,012,931
Fox Corp., 4.03%, 01/25/24 (Call 12/25/23)	6,184	6,241,388
Walt Disney Co. (The)
1.75%, 08/30/24 (Call 07/30/24)	6,707	6,490,431
3.70%, 09/15/24 (Call 06/15/24)	2,921	2,951,641

		34,125,984

Metal Fabricate & Hardware — 0.0%
Timken Co. (The), 3.88%, 09/01/24 (Call 06/01/24)	583	584,096

Mining — 0.3%
Freeport-McMoRan Inc., 4.55%, 11/14/24 (Call 08/14/24)	2,910	2,949,081
Kinross Gold Corp., 5.95%, 03/15/24 (Call 12/15/23)(a)	2,031	2,103,324

		5,052,405

Office & Business Equipment — 0.2%
CDW LLC/CDW Finance Corp., 5.50%, 12/01/24 (Call 06/01/24)(a)	2,440	2,497,730

Oil & Gas — 3.9%
BP Capital Markets America Inc., 3.79%, 02/06/24 (Call 01/06/24)(a)	3,164	3,191,274
BP Capital Markets PLC
3.54%, 11/04/24	3,328	3,337,418
3.81%, 02/10/24	4,199	4,241,032
Canadian Natural Resources Ltd., 3.80%, 04/15/24 (Call 01/15/24)(a)	2,476	2,484,245
Chevron Corp., 2.90%, 03/03/24 (Call 01/03/24)(a)	4,618	4,615,045
Chevron USA Inc., 3.90%, 11/15/24 (Call 08/15/24)	2,892	2,933,442
ConocoPhillips Co.
2.13%, 03/08/24 (Call 09/08/22)	160	157,514
3.35%, 11/15/24 (Call 08/15/24)(a)	600	600,984
Continental Resources Inc./OK, 3.80%, 06/01/24 (Call 03/01/24)(a)	4,010	4,014,692

32	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® iBonds® Dec 2024 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Coterra Energy Inc., 4.38%, 06/01/24 (Call 03/01/24)(c)	$3,367	$3,391,478
Devon Energy Corp., 5.25%, 09/15/24 (Call 06/15/24)	1,927	1,987,411
Exxon Mobil Corp.
2.02%, 08/16/24 (Call 07/16/24)(a)	5,143	5,038,391
3.18%, 03/15/24 (Call 12/15/23)	3,593	3,612,366
Hess Corp., 3.50%, 07/15/24 (Call 04/15/24)	871	865,957
Marathon Petroleum Corp., 3.63%, 09/15/24 (Call 06/15/24)	3,206	3,190,387
Ovintiv Exploration Inc., 5.63%, 07/01/24	3,910	4,063,937
Phillips 66, 0.90%, 02/15/24 (Call 09/15/22)(a)	1,590	1,527,926
Shell International Finance BV, 2.00%, 11/07/24 (Call 10/07/24)(a)	6,180	6,028,714
TotalEnergies Capital International SA
3.70%, 01/15/24	4,287	4,326,826
3.75%, 04/10/24(a)	4,824	4,871,999

		64,481,038

Packaging & Containers — 0.4%
Berry Global Inc., 0.95%, 02/15/24 (Call 01/15/24)(a)	2,814	2,686,863
Packaging Corp. of America, 3.65%, 09/15/24 (Call 06/15/24)(a)	1,806	1,808,872
WRKCo Inc., 3.00%, 09/15/24 (Call 07/15/24)	2,679	2,644,843

		7,140,578

Pharmaceuticals — 5.1%
AbbVie Inc.
2.60%, 11/21/24 (Call 10/21/24)(a)	12,313	12,026,846
3.85%, 06/15/24 (Call 03/15/24)	3,939	3,970,985
AmerisourceBergen Corp., 3.40%, 05/15/24 (Call 02/15/24)	1,983	1,980,422
Astrazeneca Finance LLC, 0.70%, 05/28/24 (Call 05/28/22)	5,784	5,507,525
Becton Dickinson and Co.
3.36%, 06/06/24 (Call 04/06/24)	3,627	3,613,508
3.73%, 12/15/24 (Call 09/15/24)	3,004	3,010,038
Bristol-Myers Squibb Co.
2.90%, 07/26/24 (Call 06/26/24)(a)	8,944	8,894,719
3.63%, 05/15/24 (Call 02/15/24)	1,290	1,302,461
Cardinal Health Inc.
3.08%, 06/15/24 (Call 04/15/24)	3,689	3,656,426
3.50%, 11/15/24 (Call 08/15/24)	1,907	1,902,843
Cigna Corp.
0.61%, 03/15/24 (Call 08/18/22)	1,200	1,144,068
3.50%, 06/15/24 (Call 03/17/24)	3,309	3,315,750
CVS Health Corp.
2.63%, 08/15/24 (Call 07/15/24)(a)	4,141	4,073,916
3.38%, 08/12/24 (Call 05/12/24)(a)	3,285	3,278,988
GlaxoSmithKline Capital PLC, 3.00%, 06/01/24 (Call 05/01/24)(a)	5,267	5,251,146
McKesson Corp., 3.80%, 03/15/24 (Call 12/15/23)(a)	4,048	4,073,786
Merck & Co. Inc., 2.90%, 03/07/24 (Call 02/07/24)(a)	3,196	3,192,516
Novartis Capital Corp., 3.40%, 05/06/24(a)	7,387	7,443,806
Pfizer Inc.
2.95%, 03/15/24 (Call 02/15/24)(a)	3,118	3,116,784
3.40%, 05/15/24(a)	3,212	3,241,358
Wyeth LLC, 6.45%, 02/01/24(a)	1,981	2,094,491

		86,092,382

Pipelines — 4.1%
Boardwalk Pipelines LP, 4.95%, 12/15/24 (Call 09/15/24)	1,519	1,549,988
Cheniere Corpus Christi Holdings LLC, 7.00%, 06/30/24 (Call 01/01/24)	5,205	5,460,878
Eastern Gas Transmission & Storage Inc., 3.60%, 12/15/24 (Call 09/15/24)(c)	418	415,287

Security	Par (000)	Value

Pipelines (continued)
Enbridge Inc.
2.15%, 02/16/24	$1,675	$1,637,815
3.50%, 06/10/24 (Call 03/10/24)(a)	2,951	2,950,203
Energy Transfer LP
3.90%, 05/15/24 (Call 02/15/24)	1,609	1,603,497
4.25%, 04/01/24 (Call 01/01/24)(a)	2,200	2,215,268
4.50%, 04/15/24 (Call 03/15/24)	2,888	2,919,393
4.90%, 02/01/24 (Call 11/01/23)	1,779	1,804,742
5.88%, 01/15/24 (Call 10/15/23)	3,152	3,247,537
Enterprise Products Operating LLC, 3.90%, 02/15/24 (Call 11/15/23)(a)	4,507	4,546,346
Kinder Morgan Energy Partners LP
4.15%, 02/01/24 (Call 11/01/23)(a)	2,474	2,497,429
4.25%, 09/01/24 (Call 06/01/24)(a)	2,467	2,493,224
4.30%, 05/01/24 (Call 02/01/24)	2,606	2,635,396
MPLX LP, 4.88%, 12/01/24 (Call 09/01/24)(a)	4,901	4,998,873
ONEOK Inc., 2.75%, 09/01/24 (Call 08/01/24)	2,443	2,380,557
Phillips 66 Partners LP, 2.45%, 12/15/24 (Call 11/15/24)	1,062	1,026,402
Plains All American Pipeline LP/PAA Finance Corp., 3.60%, 11/01/24 (Call 08/01/24)	3,265	3,226,897
Sabine Pass Liquefaction LLC, 5.75%, 05/15/24 (Call 02/15/24)	7,250	7,498,748
Spectra Energy Partners LP, 4.75%, 03/15/24 (Call 12/15/23)	3,063	3,126,649
TransCanada PipeLines Ltd., 1.00%, 10/12/24 (Call 09/12/24)(a)	1,035	971,089
Williams Companies Inc. (The)
4.30%, 03/04/24 (Call 12/04/23)	5,019	5,073,807
4.55%, 06/24/24 (Call 03/24/24)(a)	4,300	4,360,243

		68,640,268

Real Estate Investment Trusts — 3.9%
American Campus Communities Operating Partnership LP, 4.13%, 07/01/24 (Call 04/01/24)	1,474	1,489,683
American Tower Corp.
0.60%, 01/15/24	1,141	1,089,016
3.38%, 05/15/24 (Call 04/15/24)(a)	3,035	3,019,916
5.00%, 02/15/24	4,382	4,492,032
AvalonBay Communities Inc., 3.50%, 11/15/24 (Call 08/15/24)(a)	1,977	1,974,588
Boston Properties LP, 3.80%, 02/01/24 (Call 11/01/23)(a)	3,361	3,388,695
Brandywine Operating Partnership LP, 4.10%, 10/01/24 (Call 07/01/24)(a)	359	359,542
Brixmor Operating Partnership LP, 3.65%, 06/15/24 (Call 04/15/24)(a)	1,850	1,842,397
Crown Castle International Corp., 3.20%, 09/01/24 (Call 07/01/24)	3,839	3,803,604
Equinix Inc., 2.63%, 11/18/24 (Call 10/18/24)(a)	4,360	4,242,149
Essex Portfolio LP, 3.88%, 05/01/24 (Call 02/01/24)	1,515	1,522,181
Federal Realty Investment Trust, 3.95%, 01/15/24 (Call 10/15/23)(a)	1,575	1,584,781
GLP Capital LP/GLP Financing II Inc., 3.35%, 09/01/24 (Call 06/03/24)(a)	1,670	1,630,454
Host Hotels & Resorts LP, 3.88%, 04/01/24 (Call 02/01/24)	1,604	1,600,006
Kilroy Realty LP, 3.45%, 12/15/24 (Call 09/15/24)	1,382	1,361,215
Kimco Realty Corp., 2.70%, 03/01/24 (Call 01/01/24)	1,829	1,801,053
Mid-America Apartments LP, 3.75%, 06/15/24 (Call 03/13/24)(a)	745	747,421
National Retail Properties Inc., 3.90%, 06/15/24 (Call 03/15/24)(a)	1,213	1,220,327
Office Properties Income Trust, 4.25%, 05/15/24 (Call 02/15/24)	1,647	1,645,040

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® iBonds® Dec 2024 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Omega Healthcare Investors Inc., 4.95%, 04/01/24 (Call 01/01/24)	$1,365	$1,377,462
Piedmont Operating Partnership LP, 4.45%, 03/15/24 (Call 12/15/23)	336	340,183
Realty Income Corp.
3.88%, 07/15/24 (Call 04/15/24)	1,770	1,783,293
4.60%, 02/06/24 (Call 11/06/23)	2,437	2,482,377
Simon Property Group LP
2.00%, 09/13/24 (Call 06/13/24)	3,755	3,647,494
3.38%, 10/01/24 (Call 07/01/24)(a)	3,368	3,362,477
3.75%, 02/01/24 (Call 11/01/23)	2,518	2,539,554
Ventas Realty LP
3.50%, 04/15/24 (Call 03/15/24)	2,095	2,089,930
3.75%, 05/01/24 (Call 02/01/24)	1,625	1,633,190
Welltower Inc.
3.63%, 03/15/24 (Call 02/15/24)	4,621	4,621,277
4.50%, 01/15/24 (Call 10/15/23)(a)	1,316	1,334,793
WP Carey Inc., 4.60%, 04/01/24 (Call 01/01/24)(a)	1,622	1,647,384

		65,673,514

Retail — 2.9%
Amazon.com Inc., 2.73%, 04/13/24	9,985	9,972,818
AutoNation Inc., 3.50%, 11/15/24 (Call 09/15/24)	2,054	2,034,610
AutoZone Inc., 3.13%, 04/18/24 (Call 03/18/24)	2,344	2,331,132
Costco Wholesale Corp., 2.75%, 05/18/24 (Call 03/18/24)(a)	5,154	5,143,692
Home Depot Inc. (The), 3.75%, 02/15/24 (Call 11/15/23)	5,591	5,669,665
Lowe’s Companies Inc., 3.13%, 09/15/24 (Call 06/15/24)(a)	2,415	2,407,296
McDonald’s Corp., 3.25%, 06/10/24(a)	3,140	3,145,275
Target Corp., 3.50%, 07/01/24	5,286	5,342,613
Walmart Inc.
2.65%, 12/15/24 (Call 10/15/24)(a)	2,280	2,262,969
2.85%, 07/08/24 (Call 06/08/24)	3,870	3,865,821
3.30%, 04/22/24 (Call 01/22/24)(a)	5,627	5,676,011

		47,851,902

Semiconductors — 2.5%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.63%, 01/15/24 (Call 11/15/23)	5,047	5,074,102
Broadcom Inc., 3.63%, 10/15/24 (Call 09/15/24)(a)	2,547	2,547,713
Intel Corp., 2.88%, 05/11/24 (Call 03/11/24)	6,259	6,256,183
KLA Corp., 4.65%, 11/01/24 (Call 08/01/24)	5,312	5,441,029
Microchip Technology Inc., 0.97%, 02/15/24	5,560	5,299,625
NVIDIA Corp., 0.58%, 06/14/24 (Call 06/14/22)(a)	460	437,382
NXP BV/NXP Funding LLC, 4.88%, 03/01/24 (Call 02/01/24)(c)	4,678	4,765,946
Qorvo Inc., 1.75%, 12/15/24 (Call 12/15/22)(a)(c)	480	452,659
QUALCOMM Inc., 2.90%, 05/20/24 (Call 03/20/24)(a)	4,943	4,929,506
Texas Instruments Inc., 2.63%, 05/15/24 (Call 03/15/24)	1,685	1,676,558
Xilinx Inc., 2.95%, 06/01/24 (Call 04/01/24)(a)	4,357	4,327,765

		41,208,468

Software — 2.7%
Cadence Design Systems Inc., 4.38%, 10/15/24 (Call 07/15/24)	635	646,246
Fidelity National Information Services Inc., 0.60%, 03/01/24	3,285	3,116,118
Fiserv Inc., 2.75%, 07/01/24 (Call 06/01/24)(a)	7,832	7,700,579
Microsoft Corp., 2.88%, 02/06/24 (Call 12/06/23)	8,527	8,547,806
Oracle Corp.
2.95%, 11/15/24 (Call 09/15/24)(a)	7,473	7,327,874
3.40%, 07/08/24 (Call 04/08/24)	7,356	7,337,022
Roper Technologies Inc., 2.35%, 09/15/24 (Call 08/15/24)	2,328	2,267,100

Security	Par/ Shares (000)	Value

Software (continued)
salesforce.com Inc., 0.63%, 07/15/24 (Call 07/15/22)(a)	$4,010	$3,801,279
Take-Two Interactive Software Inc., 3.30%, 03/28/24	4,030	4,008,278
VMware Inc., 1.00%, 08/15/24 (Call 08/15/22)(a)	675	635,891

		45,388,193

Telecommunications — 2.1%
AT&T Inc.
0.90%, 03/25/24 (Call 05/10/22)	4,502	4,329,033
3.80%, 03/01/24 (Call 01/01/24)	709	720,705
3.90%, 03/11/24 (Call 12/11/23)(a)	2,434	2,480,489
4.45%, 04/01/24 (Call 01/01/24)	4,279	4,390,511
Bell Telephone Co. of Canada or Bell Canada (The), Series US-3, 0.75%, 03/17/24(a)	3,120	2,979,569
Cisco Systems Inc., 3.63%, 03/04/24(a)	4,804	4,869,863
Motorola Solutions Inc., 4.00%, 09/01/24	2,878	2,898,750
Verizon Communications Inc.
0.75%, 03/22/24(a)	5,000	4,801,750
3.50%, 11/01/24 (Call 08/01/24)(a)	5,441	5,482,352
Vodafone Group PLC, 3.75%, 01/16/24(a)	1,565	1,582,278

		34,535,300

Toys, Games & Hobbies — 0.1%
Hasbro Inc., 3.00%, 11/19/24 (Call 10/19/24)	2,252	2,225,562

Transportation — 1.8%
Burlington Northern Santa Fe LLC
3.40%, 09/01/24 (Call 06/01/24)(a)	2,654	2,664,589
3.75%, 04/01/24 (Call 01/01/24)(a)	2,246	2,274,681
Canadian National Railway Co., 2.95%, 11/21/24 (Call 08/21/24)(a)	1,265	1,252,388
Canadian Pacific Railway Co., 1.35%, 12/02/24 (Call 12/02/22)	2,430	2,304,782
CSX Corp., 3.40%, 08/01/24 (Call 05/01/24)	3,259	3,262,259
Norfolk Southern Corp., 3.85%, 01/15/24 (Call 10/15/23)	2,040	2,058,095
Ryder System Inc.
2.50%, 09/01/24 (Call 08/01/24)	2,841	2,766,509
3.65%, 03/18/24 (Call 02/18/24)	2,490	2,490,274
Union Pacific Corp.
3.15%, 03/01/24 (Call 02/01/24)(a)	2,617	2,615,587
3.65%, 02/15/24 (Call 11/15/23)(a)	2,221	2,239,523
3.75%, 03/15/24 (Call 12/15/23)(a)	1,370	1,383,837
United Parcel Service Inc.
2.20%, 09/01/24 (Call 08/01/24)(a)	2,820	2,762,698
2.80%, 11/15/24 (Call 09/15/24)(a)	1,788	1,775,699

		29,850,921

Trucking & Leasing — 0.1%
GATX Corp., 4.35%, 02/15/24 (Call 01/15/24)	1,909	1,933,989

Water — 0.1%
American Water Capital Corp., 3.85%, 03/01/24 (Call 12/01/23)(a)	1,420	1,433,462

Total Corporate Bonds & Notes — 99.1% (Cost: $1,712,412,503)		1,660,520,510

Short-Term Investments

Money Market Funds — 6.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.38%(d)(e)(f)	111,750	111,750,445

34	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® iBonds® Dec 2024 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Shares (000)	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.34%(d)(e)	3,925	$3,925,000

		115,675,445

Total Short-Term Investments — 6.9% (Cost: $115,654,715)		115,675,445

Total Investments in Securities — 106.0% (Cost: $1,828,067,218)		1,776,195,955

Other Assets, Less Liabilities — (6.0)%		(100,144,883)

Net Assets — 100.0%		$1,676,051,072

(a)	All or a portion of this security is on loan.

(b)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/22	Shares Held at 04/30/22 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$62,300,093	$49,475,895	(a)	$—		$(28,949)	$3,406	$111,750,445	111,750	$78,424	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	4,395,000	—		(470,000	)(a)	—	—	3,925,000	3,925	3,313		—

						$(28,949)	$3,406	$115,675,445		$81,737		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Corporate Bonds & Notes	$—	$1,660,520,510	$—	$1,660,520,510
Money Market Funds	115,675,445	—	—	115,675,445

	$115,675,445	$1,660,520,510	$—	$1,776,195,955

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (unaudited) April 30, 2022	iShares® iBonds® Dec 2025 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Aerospace & Defense — 2.1%
Boeing Co. (The)
2.60%, 10/30/25 (Call 07/30/25)	$915	$867,731
4.88%, 05/01/25 (Call 04/01/25)	9,027	9,136,859
General Dynamics Corp.
3.25%, 04/01/25 (Call 03/01/25)	2,288	2,281,777
3.50%, 05/15/25 (Call 03/15/25)	2,362	2,369,653
L3Harris Technologies Inc., 3.83%, 04/27/25 (Call 01/27/25)	1,757	1,758,880
Lockheed Martin Corp., 2.90%, 03/01/25 (Call 12/01/24)	2,203	2,203,374
Northrop Grumman Corp., 2.93%, 01/15/25 (Call 11/15/24)	4,352	4,280,366
Raytheon Technologies Corp., 3.95%, 08/16/25 (Call 06/16/25)(a)	4,555	4,609,113

		27,507,753

Agriculture — 1.2%
Altria Group Inc., 2.35%, 05/06/25 (Call 04/06/25)	2,552	2,443,540
Bunge Ltd. Finance Corp., 1.63%, 08/17/25 (Call 07/17/25)	1,825	1,698,162
Philip Morris International Inc.
1.50%, 05/01/25 (Call 04/01/25)(a)	2,262	2,135,057
3.38%, 08/11/25 (Call 05/11/25)	2,248	2,232,107
Reynolds American Inc., 4.45%, 06/12/25 (Call 03/12/25)(a)	6,810	6,862,028

		15,370,894

Airlines — 0.4%
Southwest Airlines Co., 5.25%, 05/04/25 (Call 04/04/25)	4,254	4,390,256
United Airlines Pass Through Trust, Series 2013-1, Class A, 4.30%, 08/15/25(a)	584	582,681

		4,972,937

Apparel — 0.6%
NIKE Inc., 2.40%, 03/27/25 (Call 02/27/25)(a)	3,484	3,404,112
PVH Corp., 4.63%, 07/10/25 (Call 06/10/25)	1,736	1,750,183
Ralph Lauren Corp., 3.75%, 09/15/25 (Call 07/15/25)	1,460	1,466,541
Tapestry Inc., 4.25%, 04/01/25 (Call 01/01/25)(a)	65	64,999
VF Corp., 2.40%, 04/23/25 (Call 03/23/25)	1,542	1,491,515

		8,177,350

Auto Manufacturers — 3.4%
American Honda Finance Corp.
1.00%, 09/10/25(a)	2,028	1,866,510
1.20%, 07/08/25	2,395	2,227,997
1.50%, 01/13/25	2,005	1,909,442
Cummins Inc., 0.75%, 09/01/25 (Call 08/01/25)	1,579	1,448,938
General Motors Co.
4.00%, 04/01/25(a)	1,345	1,342,108
6.13%, 10/01/25 (Call 09/01/25)(a)	5,160	5,438,330
General Motors Financial Co. Inc.
2.75%, 06/20/25 (Call 05/20/25)	3,425	3,285,191
2.90%, 02/26/25 (Call 01/26/25)(a)	3,246	3,144,303
3.80%, 04/07/25	2,020	1,996,083
4.00%, 01/15/25 (Call 10/15/24)	2,330	2,327,507
4.30%, 07/13/25 (Call 04/13/25)	2,108	2,111,879
4.35%, 04/09/25 (Call 02/09/25)(a)	2,948	2,960,912
Honda Motor Co. Ltd., 2.27%, 03/10/25 (Call 02/10/25)(a)	95	92,173
PACCAR Financial Corp.
1.80%, 02/06/25	583	561,027
2.85%, 04/07/25	20	19,767
Toyota Motor Credit Corp.
0.80%, 10/16/25(a)	2,627	2,403,574
1.45%, 01/13/25	3,020	2,876,218
1.80%, 02/13/25	3,064	2,933,014
3.00%, 04/01/25	3,283	3,243,046

Security	Par (000)	Value

Auto Manufacturers (continued)
3.40%, 04/14/25	$1,650	$1,650,676

		43,838,695

Auto Parts & Equipment — 0.4%
Aptiv PLC / Aptiv Corp., 2.40%, 02/18/25 (Call 02/18/23)	2,185	2,102,407
BorgWarner Inc., 3.38%, 03/15/25 (Call 12/15/24)	1,551	1,537,972
Magna International Inc., 4.15%, 10/01/25 (Call 07/01/25)	1,457	1,476,815

		5,117,194

Banks — 22.4%
Australia & New Zealand Banking Group Ltd./New York NY, 3.70%, 11/16/25(a)	2,457	2,480,366
Banco Bilbao Vizcaya Argentaria SA, 1.13%, 09/18/25(a)	2,175	1,974,139
Banco Santander SA
2.75%, 05/28/25	3,985	3,806,631
3.50%, 03/24/25(a)	150	148,089
5.18%, 11/19/25	4,054	4,133,296
Bank of America Corp.
3.88%, 08/01/25(a)	5,067	5,093,146
4.00%, 01/22/25	6,619	6,628,862
Series L, 3.95%, 04/21/25(a)	6,488	6,467,887
Bank of Montreal
1.50%, 01/10/25	3,680	3,482,090
1.85%, 05/01/25	4,538	4,308,241
Bank of New York Mellon Corp. (The)
1.60%, 04/24/25 (Call 03/24/25)	3,523	3,343,785
3.35%, 04/25/25 (Call 03/25/25)	3,000	2,994,030
3.95%, 11/18/25 (Call 10/18/25)	1,226	1,245,199
Series G, 3.00%, 02/24/25 (Call 01/24/25)	1,936	1,921,693
Bank of Nova Scotia (The)
1.30%, 06/11/25	3,237	3,004,389
1.45%, 01/10/25	1,235	1,167,026
2.20%, 02/03/25	3,844	3,700,196
BankUnited Inc., 4.88%, 11/17/25 (Call 08/17/25)	1,535	1,584,627
Barclays PLC, 3.65%, 03/16/25	5,576	5,496,821
Canadian Imperial Bank of Commerce
0.95%, 10/23/25(a)	1,724	1,565,702
2.25%, 01/28/25	3,082	2,968,428
3.30%, 04/07/25	65	64,062
Citigroup Inc.
3.30%, 04/27/25	3,517	3,477,363
3.88%, 03/26/25(a)	2,712	2,708,122
4.40%, 06/10/25(a)	6,576	6,626,306
5.50%, 09/13/25	3,816	3,981,118
Citizens Bank N.A./Providence RI, 2.25%, 04/28/25 (Call 03/28/25)	2,346	2,247,187
Citizens Financial Group Inc., 4.30%, 12/03/25 (Call 11/03/25)	1,093	1,098,126
Comerica Bank, 4.00%, 07/27/25(a)	620	620,806
Cooperatieve Rabobank U.A., 4.38%, 08/04/25	4,069	4,077,626
Cooperatieve Rabobank U.A./New York
1.38%, 01/10/25(a)	605	574,351
3.38%, 05/21/25	2,100	2,087,715
Corebridge Finacial Inc, 3.50%, 04/04/25 (Call 03/04/25)	50	49,491
Credit Suisse AG/New York NY, 2.95%, 04/09/25(a)	3,898	3,788,505
Credit Suisse Group AG, 3.75%, 03/26/25	6,566	6,448,469
Credit Suisse USA Inc., 3.70%, 02/21/25	5,000	4,953,000
Fifth Third Bancorp., 2.38%, 01/28/25 (Call 12/29/24)	2,784	2,687,200
Fifth Third Bank NA, 3.95%, 07/28/25 (Call 06/28/25)	1,215	1,229,787
First Horizon Corp., 4.00%, 05/26/25 (Call 04/26/25)(a)	1,285	1,281,376
Goldman Sachs Group Inc. (The)
3.50%, 01/23/25 (Call 10/23/24)	6,367	6,313,326

36	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® iBonds® Dec 2025 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.50%, 04/01/25 (Call 03/01/25)	$9,233	$9,122,204
3.75%, 05/22/25 (Call 02/22/25)	5,995	5,970,600
4.25%, 10/21/25	5,109	5,125,196
HSBC Holdings PLC, 4.25%, 08/18/25	4,178	4,164,547
Huntington Bancshares Inc./OH, 4.00%, 05/15/25 (Call 04/15/25)	1,956	1,968,518
JPMorgan Chase & Co.
3.13%, 01/23/25 (Call 10/23/24)(a)	6,516	6,453,121
3.90%, 07/15/25 (Call 04/15/25)	7,134	7,171,454
7.75%, 07/15/25	175	194,558
KeyBank N.A./Cleveland OH, 3.30%, 06/01/25(a)	2,508	2,488,538
KeyCorp., 4.15%, 10/29/25	1,603	1,620,857
Lloyds Bank PLC, 3.50%, 05/14/25(a)	325	320,970
Lloyds Banking Group PLC
4.45%, 05/08/25	4,388	4,431,353
4.58%, 12/10/25	3,827	3,830,980
Manufacturers & Traders Trust Co., 2.90%, 02/06/25 (Call 01/06/25)	2,162	2,127,300
Mitsubishi UFJ Financial Group Inc.
1.41%, 07/17/25	5,140	4,748,435
2.19%, 02/25/25(a)	6,936	6,648,364
3.78%, 03/02/25(a)	1,942	1,951,982
Morgan Stanley
4.00%, 07/23/25	7,216	7,226,896
5.00%, 11/24/25(a)	6,081	6,242,633
Northern Trust Corp., 3.95%, 10/30/25	2,827	2,865,108
PNC Bank N.A.
2.95%, 02/23/25 (Call 01/23/25)	1,917	1,897,734
3.25%, 06/01/25 (Call 05/02/25)	2,761	2,746,726
3.88%, 04/10/25 (Call 03/10/25)	2,067	2,072,726
4.20%, 11/01/25 (Call 10/01/25)	1,395	1,417,418
Regions Financial Corp., 2.25%, 05/18/25 (Call 04/18/25)(a)	2,872	2,757,637
Royal Bank of Canada
1.15%, 06/10/25	4,522	4,182,081
1.60%, 01/21/25(a)	420	398,496
3.38%, 04/14/25	65	64,312
Santander Holdings USA Inc.
3.45%, 06/02/25 (Call 05/02/25)	2,731	2,680,203
4.50%, 07/17/25 (Call 04/17/25)	3,119	3,146,478
State Street Corp., 3.55%, 08/18/25(a)	4,404	4,412,324
Sumitomo Mitsui Banking Corp., 3.65%, 07/23/25	780	774,641
Sumitomo Mitsui Financial Group Inc.
1.47%, 07/08/25	6,799	6,305,257
2.35%, 01/15/25	3,489	3,353,173
SVB Financial Group, 3.50%, 01/29/25	1,419	1,408,656
Toronto-Dominion Bank (The)
0.75%, 09/11/25(a)	2,723	2,480,000
1.15%, 06/12/25	2,754	2,557,447
1.45%, 01/10/25(a)	3,000	2,844,360
Truist Bank
1.50%, 03/10/25 (Call 02/10/25)(a)	1,998	1,896,442
3.63%, 09/16/25 (Call 08/16/25)	2,732	2,718,968
4.05%, 11/03/25 (Call 09/03/25)(a)	1,110	1,129,148
Truist Financial Corp.
1.20%, 08/05/25 (Call 07/03/25)	1,584	1,470,586
3.70%, 06/05/25 (Call 05/05/25)	2,170	2,175,468
4.00%, 05/01/25 (Call 03/01/25)	2,775	2,805,747
U.S. Bancorp.
1.45%, 05/12/25 (Call 04/12/25)(a)	3,727	3,515,530
3.95%, 11/17/25 (Call 10/17/25)	2,567	2,607,122

Security	Par (000)	Value

Banks (continued)
U.S. Bank N.A./Cincinnati OH
2.05%, 01/21/25 (Call 12/21/24)(a)	$2,661	$2,573,772
2.80%, 01/27/25 (Call 12/27/24)(a)	1,588	1,568,658
Wells Fargo & Co.
3.00%, 02/19/25(a)	6,684	6,569,770
3.55%, 09/29/25(a)	6,812	6,767,518
Westpac Banking Corp., 2.35%, 02/19/25(a)	4,436	4,314,542

		292,115,133

Beverages — 1.2%
Brown-Forman Corp., 3.50%, 04/15/25 (Call 02/15/25)	489	491,743
Coca-Cola Consolidated Inc., 3.80%, 11/25/25 (Call 08/25/25)	693	695,100
Constellation Brands Inc.
4.40%, 11/15/25 (Call 09/15/25)(a)	1,830	1,862,611
4.75%, 12/01/25(a)	1,080	1,115,867
Diageo Capital PLC, 1.38%, 09/29/25 (Call 08/29/25)	2,070	1,936,444
Keurig Dr Pepper Inc.
3.40%, 11/15/25 (Call 08/15/25)(a)	1,628	1,612,501
4.42%, 05/25/25 (Call 03/25/25)	702	716,440
PepsiCo Inc.
2.25%, 03/19/25 (Call 02/19/25)	3,216	3,140,327
2.75%, 04/30/25 (Call 01/30/25)	2,552	2,523,239
3.50%, 07/17/25 (Call 04/17/25)(a)	1,626	1,637,528

		15,731,800

Biotechnology — 1.5%
Amgen Inc.
1.90%, 02/21/25 (Call 01/21/25)	1,902	1,824,531
3.13%, 05/01/25 (Call 02/01/25)(a)	2,682	2,654,188
Baxalta Inc., 4.00%, 06/23/25 (Call 03/23/25)	2,979	2,997,768
Biogen Inc., 4.05%, 09/15/25 (Call 06/15/25)	4,633	4,620,259
Gilead Sciences Inc., 3.50%, 02/01/25 (Call 11/01/24)(a)	4,633	4,638,050
Royalty Pharma PLC, 1.20%, 09/02/25 (Call 08/02/25)(a)	3,053	2,779,970

		19,514,766

Building Materials — 0.3%
Carrier Global Corp., 2.24%, 02/15/25 (Call 01/15/25)	821	786,543
Fortune Brands Home & Security Inc., 4.00%, 06/15/25 (Call 03/15/25)	1,489	1,491,159
Lennox International Inc., 1.35%, 08/01/25 (Call 07/01/25)	1,109	1,026,069
Vulcan Materials Co., 4.50%, 04/01/25 (Call 01/01/25)	927	948,135

		4,251,906

Chemicals — 1.1%
Air Products and Chemicals Inc., 1.50%, 10/15/25 (Call 09/15/25)	1,522	1,427,195
DuPont de Nemours Inc., 4.49%, 11/15/25 (Call 09/25/25)	4,800	4,893,888
Eastman Chemical Co., 3.80%, 03/15/25 (Call 12/15/24)	2,079	2,070,247
EI du Pont de Nemours and Co., 1.70%, 07/15/25 (Call 06/15/25)	1,673	1,579,061
Linde Inc./CT, 2.65%, 02/05/25 (Call 11/05/24)	822	807,615
LYB International Finance III LLC, 1.25%, 10/01/25 (Call 09/01/25)	1,296	1,185,659
Nutrien Ltd., 3.00%, 04/01/25 (Call 01/01/25)	1,068	1,050,068
Sherwin-Williams Co. (The), 3.45%, 08/01/25 (Call 05/01/25)(a)	1,517	1,506,502

		14,520,235

Commercial Services — 1.2%
Automatic Data Processing Inc., 3.38%, 09/15/25 (Call 06/15/25)(a)	3,139	3,154,412
Block Financial LLC, 5.25%, 10/01/25 (Call 07/01/25)(a)	1,075	1,113,893
Equifax Inc., 2.60%, 12/15/25 (Call 11/15/25)	1,212	1,157,751
Global Payments Inc., 2.65%, 02/15/25 (Call 01/15/24)	2,691	2,600,932

S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® iBonds® Dec 2025 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
Moody’s Corp., 3.75%, 03/24/25 (Call 02/24/25)(a)	$1,417	$1,425,970
PayPal Holdings Inc., 1.65%, 06/01/25 (Call 05/01/25)(a)	2,705	2,560,472
Verisk Analytics Inc., 4.00%, 06/15/25 (Call 03/15/25)	2,696	2,709,777
Yale University, Series 2020, 0.87%, 04/15/25 (Call 03/15/25)	1,265	1,186,127

		15,909,334

Computers — 3.0%
Apple Inc.
0.55%, 08/20/25 (Call 07/20/25)	1,430	1,315,185
1.13%, 05/11/25 (Call 04/11/25)	6,462	6,094,894
2.50%, 02/09/25(a)	3,339	3,292,287
2.75%, 01/13/25 (Call 11/13/24)	3,287	3,259,882
3.20%, 05/13/25	4,721	4,733,133
Dell International LLC/EMC Corp., 5.85%, 07/15/25 (Call 06/15/25)(a)	2,771	2,910,769
Hewlett Packard Enterprise Co., 4.90%, 10/15/25 (Call 07/15/25)(a)	6,575	6,795,065
HP Inc., 2.20%, 06/17/25 (Call 05/17/25)	3,653	3,470,533
International Business Machines Corp., 7.00%, 10/30/25	1,994	2,216,192
Leidos Inc., 3.63%, 05/15/25 (Call 04/15/25)(a)	1,863	1,852,232
NetApp Inc., 1.88%, 06/22/25 (Call 05/22/25)	2,701	2,547,367

		38,487,539

Cosmetics & Personal Care — 0.5%
GSK Consumer Healthcare Capital UK PLC, 3.13%, 03/24/25(b)	2,045	2,007,842
Procter & Gamble Co. (The), 0.55%, 10/29/25(a)	2,848	2,617,454
Unilever Capital Corp.
3.10%, 07/30/25	825	821,156
3.38%, 03/22/25 (Call 01/22/25)(a)	1,223	1,228,553

		6,675,005

Distribution & Wholesale — 0.1%
WW Grainger Inc., 1.85%, 02/15/25 (Call 01/15/25)(a)	1,370	1,315,118

Diversified Financial Services — 5.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.50%, 01/15/25 (Call 11/15/24)	1,910	1,844,487
4.45%, 10/01/25 (Call 08/01/25)(a)	1,728	1,698,572
6.50%, 07/15/25 (Call 06/15/25)(a)	3,455	3,584,804
Affiliated Managers Group Inc., 3.50%, 08/01/25	1,085	1,081,213
Air Lease Corp.
2.30%, 02/01/25 (Call 01/01/25)(a)	1,114	1,055,883
3.25%, 03/01/25 (Call 01/01/25)(a)	2,389	2,313,412
3.38%, 07/01/25 (Call 06/01/25)	2,290	2,212,163
Ally Financial Inc.
4.63%, 03/30/25	1,584	1,612,116
5.80%, 05/01/25 (Call 04/01/25)(a)	2,223	2,323,368
American Express Co.
2.25%, 03/04/25 (Call 02/01/25)(a)	2,065	1,993,530
4.20%, 11/06/25 (Call 10/06/25)	2,743	2,801,783
Ameriprise Financial Inc., 3.00%, 04/02/25 (Call 03/02/25)	1,261	1,243,850
Capital One Financial Corp.
3.20%, 02/05/25 (Call 01/05/25)	2,908	2,858,739
4.20%, 10/29/25 (Call 09/29/25)	3,935	3,929,452
4.25%, 04/30/25 (Call 03/31/25)(a)	2,388	2,398,030
Charles Schwab Corp. (The)
3.00%, 03/10/25 (Call 12/10/24)	1,017	1,006,423
3.63%, 04/01/25 (Call 01/01/25)	1,170	1,171,802
3.85%, 05/21/25 (Call 03/21/25)	2,100	2,123,184
4.20%, 03/24/25 (Call 02/22/25)(a)	876	893,941
CME Group Inc., 3.00%, 03/15/25 (Call 12/15/24)(a)	2,434	2,413,968

Security	Par (000)	Value

Diversified Financial Services (continued)
Discover Financial Services, 3.75%, 03/04/25 (Call 12/04/24)	$1,249	$1,248,376
Franklin Resources Inc., 2.85%, 03/30/25(a)	1,361	1,336,556
Intercontinental Exchange Inc., 3.75%, 12/01/25 (Call 09/01/25)(a)	3,598	3,611,744
Janus Henderson US Holdings Inc., 4.88%, 08/01/25 (Call 05/01/25)	697	718,370
Lazard Group LLC, 3.75%, 02/13/25(a)	1,224	1,222,164
Mastercard Inc., 2.00%, 03/03/25 (Call 02/03/25)(a)	2,531	2,460,562
Nomura Holdings Inc.
1.85%, 07/16/25	4,004	3,731,688
2.65%, 01/16/25	4,041	3,909,223
Synchrony Financial, 4.50%, 07/23/25 (Call 04/24/25)	3,100	3,113,113
Visa Inc., 3.15%, 12/14/25 (Call 09/14/25)(a)	9,355	9,296,251
Western Union Co. (The), 2.85%, 01/10/25 (Call 12/10/24)	1,944	1,886,749

		73,095,516

Electric — 4.5%
Ameren Illinois Co., 3.25%, 03/01/25 (Call 12/01/24)(a)	491	488,462
American Electric Power Co. Inc., Series N, 1.00%, 11/01/25 (Call 10/01/25)(a)	1,166	1,060,419
Appalachian Power Co., 3.40%, 06/01/25 (Call 03/01/25)	734	730,176
Arizona Public Service Co., 3.15%, 05/15/25 (Call 02/15/25)(a)	884	868,521
Avangrid Inc., 3.20%, 04/15/25 (Call 03/15/25)	2,255	2,218,537
Berkshire Hathaway Energy Co.
3.50%, 02/01/25 (Call 11/01/24)	1,490	1,492,905
4.05%, 04/15/25 (Call 03/15/25)(a)	3,161	3,207,403
Connecticut Light & Power Co. (The), Series A, 0.75%, 12/01/25 (Call 11/01/25)	644	581,480
Constellation Energy Generation LLC, 3.25%, 06/01/25 (Call 05/01/25)	1,792	1,756,035
Dominion Energy Inc.
3.90%, 10/01/25 (Call 07/01/25)(a)	2,711	2,726,100
Series A, 3.30%, 03/15/25 (Call 02/15/25)(a)	702	695,612
DTE Electric Co., 3.38%, 03/01/25 (Call 12/01/24)	820	816,991
DTE Energy Co., Series F, 1.05%, 06/01/25 (Call 05/01/25)	2,334	2,149,894
Duke Energy Corp., 0.90%, 09/15/25 (Call 08/15/25)(a)	1,260	1,149,561
Duke Energy Progress LLC, 3.25%, 08/15/25 (Call 05/15/25)(a)	1,687	1,676,422
Edison International, 4.95%, 04/15/25 (Call 03/15/25)(a)	1,294	1,317,331
Entergy Corp., 0.90%, 09/15/25 (Call 08/15/25)	2,299	2,081,147
Evergy Metro Inc., 3.65%, 08/15/25 (Call 05/15/25)(a)	766	766,758
Eversource Energy
Series H, 3.15%, 01/15/25 (Call 10/15/24)	1,493	1,470,217
Series Q, 0.80%, 08/15/25 (Call 07/15/25)	671	610,919
Exelon Corp., 3.95%, 06/15/25 (Call 03/15/25)	3,216	3,231,469
Florida Power & Light Co.
2.85%, 04/01/25 (Call 03/01/25)	2,835	2,792,957
3.13%, 12/01/25 (Call 06/01/25)(a)	1,979	1,965,187
Iberdrola International BV, 5.81%, 03/15/25(a)	115	122,353
Louisville Gas & Electric Co., Series 25, 3.30%, 10/01/25 (Call 07/01/25)(a)	1,264	1,249,641
National Rural Utilities Cooperative Finance Corp.
1.88%, 02/07/25	55	52,637
2.85%, 01/27/25 (Call 10/27/24)	1,242	1,223,680
3.25%, 11/01/25 (Call 08/01/25)	1,534	1,516,190
Oncor Electric Delivery Co. LLC
0.55%, 10/01/25 (Call 09/01/25)	1,296	1,175,848
2.95%, 04/01/25 (Call 01/01/25)	752	740,013
Pacific Gas and Electric Co.
3.45%, 07/01/25	455	436,855

38	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® iBonds® Dec 2025 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
3.50%, 06/15/25 (Call 03/15/25)(a)	$3,280	$3,171,432
PECO Energy Co., 3.15%, 10/15/25 (Call 07/15/25)(a)	370	365,086
Pinnacle West Capital Corp., 1.30%, 06/15/25 (Call 05/15/25)	1,505	1,390,048
Public Service Electric & Gas Co., 3.00%, 05/15/25 (Call 02/15/25)	680	669,106
Public Service Enterprise Group Inc., 0.80%, 08/15/25 (Call 07/15/25)(a)	1,802	1,637,207
Puget Energy Inc., 3.65%, 05/15/25 (Call 02/15/25)	1,226	1,213,691
Sempra Energy, 3.30%, 04/01/25 (Call 03/01/25)	35	34,546
Southern California Edison Co., Series E, 3.70%, 08/01/25 (Call 06/01/25)	2,462	2,459,833
Southern Power Co., 4.15%, 12/01/25 (Call 09/01/25)	1,543	1,560,775
Tucson Electric Power Co., 3.05%, 03/15/25 (Call 12/15/24)(a)	275	271,758
Virginia Electric & Power Co., Series A, 3.10%, 05/15/25 (Call 02/15/25)	746	735,228
WEC Energy Group Inc., 3.55%, 06/15/25 (Call 03/15/25)	326	322,600
Xcel Energy Inc., 3.30%, 06/01/25 (Call 12/01/24)(a)	1,825	1,805,436

		58,008,466

Electrical Components & Equipment — 0.0%
Emerson Electric Co., 3.15%, 06/01/25 (Call 03/01/25)	574	570,705

Electronics — 0.5%
Amphenol Corp., 2.05%, 03/01/25 (Call 02/01/25)	867	832,693
Arrow Electronics Inc., 4.00%, 04/01/25 (Call 01/01/25)	554	554,532
Flex Ltd., 4.75%, 06/15/25 (Call 03/15/25)(a)	1,233	1,254,183
Honeywell International Inc., 1.35%, 06/01/25 (Call 05/01/25)	3,372	3,191,800
Legrand France SA, 8.50%, 02/15/25(a)	417	468,821

		6,302,029

Entertainment — 0.1%
Magallanes Inc.
3.64%, 03/15/25(b)	840	827,820
3.79%, 03/15/25 (Call 03/15/23)(b)	1,055	1,040,241

		1,868,061

Environmental Control — 0.4%
Republic Services Inc.
0.88%, 11/15/25 (Call 10/15/25)	1,137	1,029,212
3.20%, 03/15/25 (Call 12/15/24)(a)	1,602	1,583,385
Waste Management Inc.
0.75%, 11/15/25 (Call 10/15/25)(a)	1,538	1,403,887
3.13%, 03/01/25 (Call 12/01/24)	1,205	1,199,011

		5,215,495

Food — 1.3%
Campbell Soup Co.
3.30%, 03/19/25 (Call 12/19/24)	770	761,145
3.95%, 03/15/25 (Call 01/15/25)	2,434	2,447,630
Conagra Brands Inc., 4.60%, 11/01/25 (Call 09/01/25)	3,060	3,096,873
General Mills Inc., 4.00%, 04/17/25 (Call 02/17/25)	2,579	2,613,146
Hershey Co. (The)
0.90%, 06/01/25 (Call 05/01/25)	865	807,106
3.20%, 08/21/25 (Call 05/21/25)	225	224,262
JM Smucker Co. (The), 3.50%, 03/15/25(a)	2,675	2,667,724
Mondelez International Inc., 1.50%, 05/04/25 (Call 04/04/25)(a)	1,953	1,843,964
Sysco Corp., 3.75%, 10/01/25 (Call 07/01/25)(a)	2,315	2,322,964

		16,784,814

Forest Products & Paper — 0.1%
Fibria Overseas Finance Ltd., 4.00%, 01/14/25 (Call 11/14/24)	815	817,201

Security	Par (000)	Value

Gas — 0.4%
National Fuel Gas Co., 5.20%, 07/15/25 (Call 04/15/25)(a)	$1,030	$1,052,526
NiSource Inc., 0.95%, 08/15/25 (Call 07/15/25)	3,595	3,260,090
Southern California Gas Co., 3.20%, 06/15/25 (Call 03/15/25)(a)	695	687,702

		5,000,318

Health Care - Products — 1.5%
Abbott Laboratories
2.95%, 03/15/25 (Call 12/15/24)(a)	3,172	3,156,616
3.88%, 09/15/25 (Call 06/15/25)	1,538	1,565,115
Boston Scientific Corp., 1.90%, 06/01/25 (Call 05/01/25)	1,607	1,521,009
Danaher Corp., 3.35%, 09/15/25 (Call 06/15/25)(a)	1,313	1,298,452
Medtronic Inc., 3.50%, 03/15/25	4,980	4,997,530
Stryker Corp.
1.15%, 06/15/25 (Call 05/15/25)(a)	1,646	1,535,323
3.38%, 11/01/25 (Call 08/01/25)	2,789	2,770,871
Zimmer Biomet Holdings Inc., 3.55%, 04/01/25 (Call 01/01/25)(a)	2,070	2,059,526

		18,904,442

Health Care - Services — 1.8%
Anthem Inc., 2.38%, 01/15/25 (Call 12/15/24)	3,836	3,714,437
CommonSpirit Health, 1.55%, 10/01/25 (Call 07/01/25)	1,433	1,321,656
HCA Inc., 5.25%, 04/15/25	3,838	3,959,741
Humana Inc., 4.50%, 04/01/25 (Call 03/01/25)	1,692	1,725,958
Laboratory Corp. of America Holdings, 3.60%, 02/01/25 (Call 11/01/24)	2,821	2,809,942
PeaceHealth Obligated Group, Series 2020, 1.38%, 11/15/25 (Call 08/15/25)	798	738,669
Quest Diagnostics Inc., 3.50%, 03/30/25 (Call 12/30/24)(a)	1,727	1,721,197
Sutter Health, Series 20A, 1.32%, 08/15/25 (Call 05/15/25)	270	249,734
UnitedHealth Group Inc.
3.70%, 12/15/25	1,699	1,713,017
3.75%, 07/15/25	4,967	5,016,124
UPMC, Series D-1, 3.60%, 04/03/25	900	897,327

		23,867,802

Holding Companies - Diversified — 1.2%
Ares Capital Corp.
3.25%, 07/15/25 (Call 06/15/25)	2,923	2,783,953
4.25%, 03/01/25 (Call 01/01/25)	2,085	2,052,974
Blackstone Private Credit Fund
2.70%, 01/15/25 (Call 11/15/24)(b)	1,400	1,319,668
4.70%, 03/24/25(a)(b)	2,425	2,394,154
FS KKR Capital Corp., 4.13%, 02/01/25 (Call 01/01/25)	1,457	1,432,843
Goldman Sachs BDC Inc., 3.75%, 02/10/25 (Call 01/10/25)(a)	1,255	1,243,630
Oaktree Specialty Lending Corp., 3.50%, 02/25/25 (Call 01/25/25)(a)	880	855,686
Owl Rock Capital Corp.
3.75%, 07/22/25 (Call 06/22/25)	1,567	1,503,333
4.00%, 03/30/25 (Call 02/28/25)	1,137	1,109,234
OWL Rock Core Income Corp., 5.50%, 03/21/25(b)	820	810,791

		15,506,266

Home Builders — 0.3%
DR Horton Inc., 2.60%, 10/15/25 (Call 09/15/25)	1,820	1,745,471
Lennar Corp., 4.75%, 05/30/25 (Call 02/28/25)	1,831	1,865,716
Toll Brothers Finance Corp., 4.88%, 11/15/25 (Call 08/15/25)(a)	590	591,162

		4,202,349

Home Furnishings — 0.1%
Harman International Industries Inc., 4.15%, 05/15/25 (Call 02/15/25)	415	421,495

S C H E D U L E O F I N V E S T M E N T S	39

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® iBonds® Dec 2025 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Home Furnishings (continued)
Whirlpool Corp., 3.70%, 05/01/25	$782	$780,342

		1,201,837

Household Products & Wares — 0.0%
Kimberly-Clark Corp., 3.05%, 08/15/25	660	654,680

Insurance — 1.8%
Aflac Inc., 3.25%, 03/17/25(a)	1,375	1,367,065
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/25 (Call 07/29/25)	878	874,708
Allstate Corp. (The), 0.75%, 12/15/25 (Call 11/15/25)	1,126	1,025,257
American International Group Inc.
2.50%, 06/30/25 (Call 05/30/25)	3,131	3,014,934
3.75%, 07/10/25 (Call 04/10/25)	1,683	1,689,193
Aon Global Ltd., 3.88%, 12/15/25 (Call 09/15/25)(a)	2,594	2,609,045
Chubb INA Holdings Inc., 3.15%, 03/15/25	946	941,251
CNO Financial Group Inc., 5.25%, 05/30/25 (Call 02/28/25)(a)	1,192	1,228,892
Kemper Corp., 4.35%, 02/15/25 (Call 11/15/24)(a)	849	852,430
Lincoln National Corp., 3.35%, 03/09/25	610	602,692
Marsh & McLennan Companies Inc., 3.50%, 03/10/25 (Call 12/10/24)	2,009	2,011,993
MetLife Inc.
3.00%, 03/01/25	1,773	1,754,224
3.60%, 11/13/25 (Call 08/13/25)	1,528	1,532,447
Principal Financial Group Inc., 3.40%, 05/15/25 (Call 02/15/25)	1,687	1,667,768
RenaissanceRe Finance Inc., 3.70%, 04/01/25 (Call 01/01/25)(a)	600	600,996
XLIT Ltd., 4.45%, 03/31/25	1,443	1,466,305

		23,239,200

Internet — 1.4%
Alphabet Inc., 0.45%, 08/15/25 (Call 07/15/25)(a)	2,017	1,857,697
Amazon.com Inc.
0.80%, 06/03/25 (Call 05/03/25)(a)	3,005	2,797,655
3.00%, 04/13/25	3,020	3,010,306
5.20%, 12/03/25 (Call 09/03/25)	2,585	2,736,998
Baidu Inc.
3.08%, 04/07/25 (Call 03/07/25)(a)	1,155	1,127,188
4.13%, 06/30/25	1,245	1,249,283
Booking Holdings Inc., 3.65%, 03/15/25 (Call 12/15/24)(a)	1,843	1,848,510
eBay Inc., 1.90%, 03/11/25 (Call 02/11/25)	2,878	2,742,849
Tencent Music Entertainment Group, 1.38%, 09/03/25 (Call 08/03/25)(a)	810	739,174
VeriSign Inc., 5.25%, 04/01/25 (Call 01/01/25)	335	344,886

		18,454,546

Iron & Steel — 0.3%
Nucor Corp., 2.00%, 06/01/25 (Call 05/01/25)(a)	1,578	1,509,499
Reliance Steel & Aluminum Co., 1.30%, 08/15/25 (Call 07/15/25)	1,394	1,290,914
Steel Dynamics Inc., 2.40%, 06/15/25 (Call 05/15/25)	1,546	1,478,857

		4,279,270

Leisure Time — 0.1%
Harley-Davidson Inc., 3.50%, 07/28/25 (Call 04/28/25)	1,567	1,535,409

Lodging — 0.8%
Hyatt Hotels Corp., 5.63%, 04/23/25 (Call 03/23/25)(a)	1,449	1,494,209
Las Vegas Sands Corp., 2.90%, 06/25/25 (Call 05/25/25)	1,385	1,282,732
Marriott International Inc./MD
3.75%, 03/15/25 (Call 12/15/24)	776	777,630
3.75%, 10/01/25 (Call 07/01/25)	1,184	1,175,179
Series EE, 5.75%, 05/01/25 (Call 04/01/25)	1,836	1,925,046

Security	Par (000)	Value

Lodging (continued)
Sands China Ltd., 5.13%, 08/08/25 (Call 06/08/25)	$3,901	$3,778,040

		10,432,836

Machinery — 1.4%
Caterpillar Financial Services Corp.
0.80%, 11/13/25(a)	2,708	2,476,466
1.45%, 05/15/25	1,641	1,553,108
Deere & Co., 2.75%, 04/15/25 (Call 03/15/25)(a)	1,902	1,869,495
Dover Corp., 3.15%, 11/15/25 (Call 08/15/25)(a)	1,099	1,083,548
John Deere Capital Corp.
1.25%, 01/10/25(a)	2,165	2,057,638
2.05%, 01/09/25	1,462	1,420,581
3.40%, 09/11/25(a)	1,236	1,236,742
3.45%, 03/13/25	2,108	2,123,683
Otis Worldwide Corp., 2.06%, 04/05/25 (Call 03/05/25)	3,543	3,379,420
Rockwell Automation Inc., 2.88%, 03/01/25 (Call 12/01/24)(a)	372	367,808
Westinghouse Air Brake Technologies Corp., 3.20%, 06/15/25 (Call 05/15/25)	1,081	1,048,397

		18,616,886

Manufacturing — 0.5%
3M Co.
2.00%, 02/14/25 (Call 01/14/25)	1,854	1,792,651
2.65%, 04/15/25 (Call 03/15/25)	1,604	1,576,347
3.00%, 08/07/25(a)	1,440	1,424,074
GE Capital International Funding Co. Unlimited Co., 3.37%, 11/15/25(a)	445	440,692
Textron Inc., 3.88%, 03/01/25 (Call 12/01/24)(a)	934	937,185

		6,170,949

Media — 3.2%
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.91%, 07/23/25 (Call 04/23/25)	11,396	11,607,624
Comcast Corp.
3.38%, 02/15/25 (Call 11/15/24)	2,245	2,246,773
3.38%, 08/15/25 (Call 05/15/25)(a)	3,742	3,728,603
3.95%, 10/15/25 (Call 08/15/25)(a)	7,643	7,739,990
Discovery Communications LLC
3.45%, 03/15/25 (Call 12/15/24)	813	795,423
3.95%, 06/15/25 (Call 05/15/25)	1,565	1,552,183
Fox Corp., 3.05%, 04/07/25 (Call 03/07/25)	2,273	2,233,495
Grupo Televisa SAB, 6.63%, 03/18/25	554	590,448
Paramount Global, 4.75%, 05/15/25 (Call 04/15/25)	1,618	1,657,867
TWDC Enterprises 18 Corp., 3.15%, 09/17/25	2,606	2,579,888
Walt Disney Co. (The)
3.35%, 03/24/25(a)	4,253	4,243,516
3.70%, 10/15/25 (Call 07/15/25)(a)	2,048	2,066,596

		41,042,406

Metal Fabricate & Hardware — 0.2%
Precision Castparts Corp., 3.25%, 06/15/25 (Call 03/15/25)(a)	3,033	3,041,037

Mining — 0.1%
Southern Copper Corp., 3.88%, 04/23/25	944	937,968

Office & Business Equipment — 0.1%
CDW LLC/CDW Finance Corp., 4.13%, 05/01/25 (Call 05/01/22)(a)	1,373	1,352,240

Oil & Gas — 4.5%
BP Capital Markets America Inc.
3.19%, 04/06/25 (Call 03/06/25)	1,798	1,781,153

40	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® iBonds® Dec 2025 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
3.80%, 09/21/25 (Call 07/21/25)(a)	$3,018	$3,042,476
BP Capital Markets PLC, 3.51%, 03/17/25(a)	2,190	2,190,153
Canadian Natural Resources Ltd.
2.05%, 07/15/25 (Call 06/15/25)(a)	1,587	1,496,017
3.90%, 02/01/25 (Call 11/01/24)	1,858	1,859,635
Cenovus Energy Inc., 5.38%, 07/15/25 (Call 04/15/25)	2,046	2,124,403
Chevron Corp.
1.55%, 05/11/25 (Call 04/11/25)	6,166	5,850,794
3.33%, 11/17/25 (Call 08/17/25)	2,139	2,130,294
Chevron USA Inc., 0.69%, 08/12/25 (Call 07/12/25)(a)	2,229	2,049,766
ConocoPhillips Co., 2.40%, 03/07/25 (Call 03/07/23)	210	204,494
Devon Energy Corp., 5.85%, 12/15/25 (Call 09/15/25)(a)	1,375	1,457,665
EOG Resources Inc., 3.15%, 04/01/25 (Call 01/01/25)	2,248	2,227,656
EQT Corp., 6.63%, 02/01/25 (Call 01/01/25)	2,690	2,801,581
Exxon Mobil Corp.
2.71%, 03/06/25 (Call 12/06/24)(a)	8,043	7,922,596
2.99%, 03/19/25 (Call 02/19/25)	3,857	3,823,097
Marathon Petroleum Corp., 4.70%, 05/01/25 (Call 04/01/25)	3,531	3,583,471
Phillips 66, 3.85%, 04/09/25 (Call 03/09/25)(a)	1,782	1,792,300
Shell International Finance BV, 3.25%, 05/11/25	7,280	7,253,064
Suncor Energy Inc., 3.10%, 05/15/25 (Call 04/15/25)	1,597	1,566,449
TotalEnergies Capital International SA, 2.43%, 01/10/25 (Call 10/10/24)	3,190	3,109,516
Valero Energy Corp., 2.85%, 04/15/25 (Call 03/15/25)	707	687,650

		58,954,230

Oil & Gas Services — 0.2%
Halliburton Co., 3.80%, 11/15/25 (Call 08/15/25)	1,222	1,228,122
Schlumberger Finance Canada Ltd., 1.40%, 09/17/25 (Call 08/17/25)	1,335	1,250,895

		2,479,017

Packaging & Containers — 0.2%
Sonoco Products Co., 1.80%, 02/01/25 (Call 02/01/23)	1,230	1,165,683
WRKCo Inc., 3.75%, 03/15/25 (Call 01/15/25)	2,094	2,097,853

		3,263,536

Pharmaceuticals — 6.0%
AbbVie Inc.
3.60%, 05/14/25 (Call 02/14/25)	9,964	9,922,151
3.80%, 03/15/25 (Call 12/15/24)	7,753	7,764,242
AmerisourceBergen Corp., 3.25%, 03/01/25 (Call 12/01/24)(a)	1,420	1,402,832
AstraZeneca PLC, 3.38%, 11/16/25(a)	4,925	4,908,452
Bristol-Myers Squibb Co., 0.75%, 11/13/25 (Call 10/13/25)(a)	1,673	1,526,061
Cardinal Health Inc., 3.75%, 09/15/25 (Call 06/15/25)	1,394	1,395,310
Cigna Corp.
3.25%, 04/15/25 (Call 01/15/25)(a)	2,874	2,846,812
4.13%, 11/15/25 (Call 09/15/25)	5,689	5,746,516
CVS Health Corp.
3.88%, 07/20/25 (Call 04/20/25)(a)	7,611	7,645,173
4.10%, 03/25/25 (Call 01/25/25)(a)	3,207	3,251,513
Eli Lilly & Co., 2.75%, 06/01/25 (Call 03/01/25)(a)	2,005	1,974,825
GlaxoSmithKline Capital Inc., 3.63%, 05/15/25	2,891	2,914,880
Johnson & Johnson
0.55%, 09/01/25 (Call 08/01/25)(a)	2,620	2,411,658
2.63%, 01/15/25 (Call 11/15/24)(a)	2,049	2,032,096
McKesson Corp., 0.90%, 12/03/25 (Call 11/03/25)	1,403	1,271,188
Mead Johnson Nutrition Co., 4.13%, 11/15/25 (Call 08/15/25)(a)	2,117	2,149,623
Merck & Co. Inc., 2.75%, 02/10/25 (Call 11/10/24)(a)	6,178	6,115,602

Security	Par (000)	Value

Pharmaceuticals (continued)
Novartis Capital Corp.
1.75%, 02/14/25 (Call 01/14/25)(a)	$2,246	$2,165,436
3.00%, 11/20/25 (Call 08/20/25)(a)	4,477	4,440,378
Pfizer Inc., 0.80%, 05/28/25 (Call 04/28/25)	2,214	2,062,695
Viatris Inc., 1.65%, 06/22/25 (Call 05/22/25)	2,100	1,927,170
Zoetis Inc., 4.50%, 11/13/25 (Call 08/13/25)(a)	1,914	1,968,855

		77,843,468

Pipelines — 3.9%
Cheniere Corpus Christi Holdings LLC, 5.88%, 03/31/25 (Call 10/02/24)	3,968	4,129,537
Columbia Pipeline Group Inc., 4.50%, 06/01/25 (Call 03/01/25)(a)	2,867	2,923,738
Enbridge Energy Partners LP, 5.88%, 10/15/25 (Call 07/15/25)	1,225	1,294,886
Enbridge Inc.
2.50%, 01/15/25 (Call 12/15/24)	1,425	1,379,671
2.50%, 02/14/25	1,515	1,462,869
Energy Transfer LP
2.90%, 05/15/25 (Call 04/15/25)	2,094	2,020,940
4.05%, 03/15/25 (Call 12/15/24)(a)	2,979	2,961,752
5.95%, 12/01/25 (Call 09/01/25)	1,369	1,439,846
Enterprise Products Operating LLC, 3.75%, 02/15/25 (Call 11/15/24)(a)	3,322	3,329,574
Kinder Morgan Inc., 4.30%, 06/01/25 (Call 03/01/25)	4,564	4,604,528
MPLX LP
4.00%, 02/15/25 (Call 11/15/24)(a)	1,296	1,292,630
4.88%, 06/01/25 (Call 03/01/25)	3,675	3,750,521
ONEOK Inc., 2.20%, 09/15/25 (Call 08/15/25)	1,226	1,148,713
ONEOK Partners LP, 4.90%, 03/15/25 (Call 12/15/24)(a)	1,584	1,616,773
Phillips 66 Partners LP, 3.61%, 02/15/25 (Call 11/15/24)	1,007	999,297
Plains All American Pipeline LP/PAA Finance Corp., 4.65%, 10/15/25 (Call 07/15/25)	2,965	2,994,265
Sabine Pass Liquefaction LLC, 5.63%, 03/01/25 (Call 12/01/24)	5,156	5,347,391
Spectra Energy Partners LP, 3.50%, 03/15/25 (Call 12/15/24)	1,434	1,425,496
TC PipeLines LP, 4.38%, 03/13/25 (Call 12/13/24)	1,412	1,427,207
Williams Companies Inc. (The)
3.90%, 01/15/25 (Call 10/15/24)	2,442	2,440,169
4.00%, 09/15/25 (Call 06/15/25)	2,203	2,191,456

		50,181,259

Real Estate — 0.1%
Brookfield Asset Management Inc., 4.00%, 01/15/25 (Call 10/15/24)	1,270	1,280,312

Real Estate Investment Trusts — 4.2%
Alexandria Real Estate Equities Inc., 3.45%, 04/30/25 (Call 02/28/25)(a)	2,041	2,031,305
American Tower Corp.
1.30%, 09/15/25 (Call 08/15/25)	785	717,396
2.40%, 03/15/25 (Call 02/15/25)	1,967	1,888,772
2.95%, 01/15/25 (Call 12/15/24)	2,366	2,310,541
4.00%, 06/01/25 (Call 03/01/25)(a)	2,351	2,349,613
AvalonBay Communities Inc.
3.45%, 06/01/25 (Call 03/03/25)(a)	1,119	1,109,063
3.50%, 11/15/25 (Call 08/15/25)(a)	871	864,468
Boston Properties LP, 3.20%, 01/15/25 (Call 10/15/24)	2,433	2,399,425
Brixmor Operating Partnership LP, 3.85%, 02/01/25 (Call 11/01/24)(a)	1,990	1,987,672
Crown Castle International Corp., 1.35%, 07/15/25 (Call 06/15/25)(a)	1,929	1,778,480
CubeSmart LP, 4.00%, 11/15/25 (Call 08/15/25)	784	785,482

S C H E D U L E O F I N V E S T M E N T S	41

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® iBonds® Dec 2025 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
EPR Properties, 4.50%, 04/01/25 (Call 01/01/25)(a)	$700	$697,935
Equinix Inc.
1.00%, 09/15/25 (Call 08/15/25)	2,050	1,860,990
1.25%, 07/15/25 (Call 06/15/25)	1,677	1,541,565
ERP Operating LP, 3.38%, 06/01/25 (Call 03/01/25)(a)	1,159	1,147,630
Essex Portfolio LP, 3.50%, 04/01/25 (Call 01/01/25)	1,281	1,271,982
GLP Capital LP/GLP Financing II Inc., 5.25%, 06/01/25 (Call 03/01/25)	2,481	2,523,673
Healthpeak Properties Inc.
3.40%, 02/01/25 (Call 11/01/24)(a)	191	189,533
4.00%, 06/01/25 (Call 03/01/25)(a)	987	994,432
Host Hotels & Resorts LP, Series E, 4.00%, 06/15/25 (Call 03/15/25)(a)	1,232	1,221,590
Kilroy Realty LP, 4.38%, 10/01/25 (Call 07/01/25)(a)	1,045	1,056,620
Kimco Realty Corp., 3.30%, 02/01/25 (Call 12/01/24)	1,287	1,269,922
Kite Realty Group Trust, 4.00%, 03/15/25 (Call 12/15/24)	375	370,890
Mid-America Apartments LP, 4.00%, 11/15/25 (Call 08/15/25)	1,003	1,009,570
National Retail Properties Inc., 4.00%, 11/15/25 (Call 08/15/25)(a)	1,213	1,221,236
Office Properties Income Trust, 4.50%, 02/01/25 (Call 11/01/24)	2,107	2,088,859
Omega Healthcare Investors Inc., 4.50%, 01/15/25 (Call 10/15/24)(a)	1,436	1,437,335
Realty Income Corp.
3.88%, 04/15/25 (Call 02/15/25)	1,501	1,507,739
4.63%, 11/01/25 (Call 09/01/25)	1,628	1,670,475
Simon Property Group LP, 3.50%, 09/01/25 (Call 06/01/25)	3,268	3,243,980
SITE Centers Corp., 3.63%, 02/01/25 (Call 11/01/24)	1,373	1,355,288
Ventas Realty LP
2.65%, 01/15/25 (Call 12/15/24)	1,650	1,601,028
3.50%, 02/01/25 (Call 11/01/24)(a)	1,255	1,241,973
VICI Properties LP, 4.38%, 05/15/25	250	249,695
Vornado Realty LP, 3.50%, 01/15/25 (Call 11/15/24)	1,183	1,169,869
Welltower Inc., 4.00%, 06/01/25 (Call 03/01/25)(a)	3,541	3,551,552
WP Carey Inc., 4.00%, 02/01/25 (Call 12/01/24)	1,188	1,194,356

		54,911,934

Retail — 2.6%
AutoNation Inc., 4.50%, 10/01/25 (Call 07/01/25)(a)	1,049	1,064,284
AutoZone Inc.
3.25%, 04/15/25 (Call 01/15/25)	1,453	1,435,593
3.63%, 04/15/25 (Call 03/15/25)(a)	1,749	1,747,846
Dollar General Corp., 4.15%, 11/01/25 (Call 08/01/25)(a)	1,842	1,870,569
Dollar Tree Inc., 4.00%, 05/15/25 (Call 03/15/25)(a)	3,218	3,236,214
Genuine Parts Co., 1.75%, 02/01/25 (Call 02/01/23)	795	755,616
Home Depot Inc. (The)
2.70%, 04/15/25 (Call 03/15/25)	170	167,885
3.35%, 09/15/25 (Call 06/15/25)	2,776	2,780,414
Lowe’s Companies Inc.
3.38%, 09/15/25 (Call 06/15/25)	2,530	2,510,317
4.00%, 04/15/25 (Call 03/15/25)(a)	2,262	2,293,510
McDonald’s Corp.
1.45%, 09/01/25 (Call 08/01/25)(a)	623	584,156
3.30%, 07/01/25 (Call 06/15/25)(a)	2,475	2,465,273
3.38%, 05/26/25 (Call 02/26/25)(a)	2,387	2,383,157
Ross Stores Inc., 4.60%, 04/15/25 (Call 03/15/25)	2,537	2,597,431
Starbucks Corp., 3.80%, 08/15/25 (Call 06/15/25)(a)	3,954	3,985,988
Target Corp., 2.25%, 04/15/25 (Call 03/15/25)	4,155	4,038,244
Walmart Inc., 3.55%, 06/26/25 (Call 04/26/25)(a)	460	465,552

		34,382,049

Security	Par (000)	Value

Semiconductors — 2.5%
Analog Devices Inc., 2.95%, 04/01/25 (Call 03/01/25)(a)	$1,613	$1,592,821
Applied Materials Inc., 3.90%, 10/01/25 (Call 07/01/25)(a)	2,513	2,551,398
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.13%, 01/15/25 (Call 11/15/24)	1,678	1,652,847
Broadcom Inc., 3.15%, 11/15/25 (Call 10/15/25)(a)	2,501	2,437,875
Intel Corp.
3.40%, 03/25/25 (Call 02/25/25)(a)	4,186	4,193,535
3.70%, 07/29/25 (Call 04/29/25)(a)	5,898	5,951,790
Lam Research Corp., 3.80%, 03/15/25 (Call 12/15/24)(a)	1,385	1,397,479
Microchip Technology Inc., 4.25%, 09/01/25 (Call 09/01/22)	3,760	3,736,274
NXP BV/NXP Funding LLC/NXP USA Inc., 2.70%, 05/01/25 (Call 04/01/25)(b)	1,950	1,869,543
QUALCOMM Inc., 3.45%, 05/20/25 (Call 02/20/25)	4,312	4,319,115
Texas Instruments Inc., 1.38%, 03/12/25 (Call 02/12/25)	2,433	2,311,812

		32,014,489

Shipbuilding — 0.1%
Huntington Ingalls Industries Inc., 3.84%, 05/01/25 (Call 04/01/25)(a)	1,429	1,429,086

Software — 3.3%
Adobe Inc.
1.90%, 02/01/25 (Call 01/01/25)	1,832	1,771,068
3.25%, 02/01/25 (Call 11/01/24)(a)	3,346	3,355,402
Autodesk Inc., 4.38%, 06/15/25 (Call 03/15/25)	1,253	1,271,795
Fiserv Inc., 3.85%, 06/01/25 (Call 03/01/25)	3,157	3,163,156
Intuit Inc., 0.95%, 07/15/25 (Call 06/15/25)(a)	1,708	1,583,419
Microsoft Corp.
2.70%, 02/12/25 (Call 11/12/24)(a)	3,834	3,801,258
3.13%, 11/03/25 (Call 08/03/25)	8,155	8,177,182
Oracle Corp.
2.50%, 04/01/25 (Call 03/01/25)	4,182	3,994,270
2.95%, 05/15/25 (Call 02/15/25)	9,450	9,142,875
Roper Technologies Inc.
1.00%, 09/15/25 (Call 08/15/25)(a)	1,639	1,498,980
3.85%, 12/15/25 (Call 09/15/25)(a)	1,041	1,044,591
Take-Two Interactive Software Inc., 3.55%, 04/14/25	1,800	1,782,720
VMware Inc., 4.50%, 05/15/25 (Call 04/15/25)	2,457	2,491,152

		43,077,868

Telecommunications — 2.6%
AT&T Inc.
3.40%, 05/15/25 (Call 02/15/25)	5,086	5,134,978
3.95%, 01/15/25 (Call 10/15/24)	2,806	2,866,497
Cisco Systems Inc., 3.50%, 06/15/25	1,895	1,910,520
Juniper Networks Inc., 1.20%, 12/10/25 (Call 11/10/25)(a)	1,654	1,508,961
Rogers Communications Inc.
2.95%, 03/15/25 (Call 03/15/23)(b)	190	185,465
3.63%, 12/15/25 (Call 09/15/25)(a)	2,317	2,304,882
T-Mobile USA Inc., 3.50%, 04/15/25 (Call 03/15/25)	7,634	7,540,865
Verizon Communications Inc.
0.85%, 11/20/25 (Call 10/20/25)	4,777	4,353,758
3.38%, 02/15/25(a)	3,333	3,330,000
Vodafone Group PLC, 4.13%, 05/30/25(a)	4,624	4,682,956

		33,818,882

Transportation — 1.4%
Burlington Northern Santa Fe LLC
3.00%, 04/01/25 (Call 01/01/25)(a)	996	986,379
3.65%, 09/01/25 (Call 06/01/25)	1,541	1,554,283
7.00%, 12/15/25	242	269,883
Canadian Pacific Railway Co., 2.90%, 02/01/25 (Call 11/01/24)	2,003	1,964,482

42	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® iBonds® Dec 2025 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

Transportation (continued)
CSX Corp., 3.35%, 11/01/25 (Call 08/01/25)(a)	$1,899	$1,880,789
Norfolk Southern Corp., 3.65%, 08/01/25 (Call 06/01/25)	1,167	1,167,128
Ryder System Inc.
3.35%, 09/01/25 (Call 08/01/25)	1,435	1,408,223
4.63%, 06/01/25 (Call 05/01/25)	1,301	1,322,610
Union Pacific Corp.
3.25%, 01/15/25 (Call 10/15/24)(a)	1,169	1,166,335
3.25%, 08/15/25 (Call 05/15/25)(a)	1,472	1,463,934
3.75%, 07/15/25 (Call 05/15/25)(a)	1,444	1,458,454
United Parcel Service Inc., 3.90%, 04/01/25 (Call 03/01/25)(a)	3,242	3,282,784

		17,925,284

Trucking & Leasing — 0.1%
GATX Corp., 3.25%, 03/30/25 (Call 12/30/24)	715	701,301

Water — 0.1%
American Water Capital Corp., 3.40%, 03/01/25 (Call 12/01/24)(a)	1,472	1,468,276

Total Corporate Bonds & Notes — 98.9% (Cost: $1,354,156,453)		1,288,339,378

Short-Term Investments

Money Market Funds — 6.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.38%(c)(d)(e)	75,190	75,190,287

Security	Shares (000)	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.34%(c)(d)	9,800	$9,800,000

		84,990,287

Total Short-Term Investments — 6.5% (Cost: $ 84,963,516)		84,990,287

Total Investments in Securities — 105.4% (Cost: $ 1,439,119,969)		1,373,329,665

Other Assets, Less Liabilities — (5.4)%		(70,687,287)

Net Assets — 100.0%		$1,302,642,378

(a)	All or a portion of this security is on loan.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/22	Shares Held at 04/30/22 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$60,598,916	$14,610,119	(a)	$—		$(25,405)	$6,657	$75,190,287	75,190	$53,399	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	11,130,000	—		(1,330,000	)(a)	—	—	9,800,000	9,800	4,165		—

						$(25,405)	$6,657	$84,990,287		$57,564		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Corporate Bonds & Notes	$—	$1,288,339,378	$—	$1,288,339,378
Money Market Funds	84,990,287	—	—	84,990,287

	$84,990,287	$1,288,339,378	$—	$1,373,329,665

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	43

Schedule of Investments (unaudited) April 30, 2022	iShares® iBonds® Dec 2026 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.4%
Omnicom Group Inc./Omnicom Capital Inc., 3.60%, 04/15/26 (Call 01/15/26)	$4,341	$4,296,027

Aerospace & Defense — 2.2%
Boeing Co. (The)
2.20%, 02/04/26 (Call 02/04/23)	8,345	7,624,075
2.25%, 06/15/26 (Call 03/15/26)	1,420	1,299,712
2.75%, 02/01/26 (Call 01/01/26)(a)	4,185	3,956,917
3.10%, 05/01/26 (Call 03/01/26)(a)	1,481	1,404,210
General Dynamics Corp.
1.15%, 06/01/26 (Call 05/01/26)	990	901,108
2.13%, 08/15/26 (Call 05/15/26)	975	918,538
L3Harris Technologies Inc., 3.85%, 12/15/26 (Call 09/15/26)(a)	1,960	1,949,867
Lockheed Martin Corp., 3.55%, 01/15/26 (Call 10/15/25)(a)	4,608	4,644,081
Raytheon Technologies Corp., 2.65%, 11/01/26 (Call 08/01/26)(a)	1,069	1,024,882
Teledyne Technologies Inc., 1.60%, 04/01/26 (Call 03/01/26)	1,255	1,137,457

		24,860,847

Agriculture — 1.7%
Altria Group Inc.
2.63%, 09/16/26 (Call 06/16/26)(a)	1,706	1,600,245
4.40%, 02/14/26 (Call 12/14/25)	2,540	2,569,743
Archer-Daniels-Midland Co., 2.50%, 08/11/26 (Call 05/11/26)	2,901	2,788,006
BAT Capital Corp., 3.22%, 09/06/26 (Call 07/06/26)(a)	2,766	2,610,385
BAT International Finance PLC, 1.67%, 03/25/26 (Call 02/25/26)(a)	3,323	2,985,084
Bunge Ltd. Finance Corp., 3.25%, 08/15/26 (Call 05/15/26)	2,225	2,151,419
Philip Morris International Inc.
0.88%, 05/01/26 (Call 04/01/26)	2,675	2,402,846
2.75%, 02/25/26 (Call 11/25/25)(a)	2,320	2,247,987

		19,355,715

Airlines — 0.3%
Southwest Airlines Co., 3.00%, 11/15/26 (Call 08/15/26)	1,306	1,250,312
United Airlines Pass Through Trust
Series 2014-1, Class A, 4.00%, 10/11/27	169	166,538
Series 2014-2, Class A, 3.75%, 03/03/28	524	512,925
Series 2020-1, Class B, 4.88%, 07/15/27	1,175	1,136,175

		3,065,950

Apparel — 0.3%
NIKE Inc., 2.38%, 11/01/26 (Call 08/01/26)	2,907	2,782,173

Auto Manufacturers — 1.7%
American Honda Finance Corp.
1.30%, 09/09/26(a)	1,800	1,635,012
2.30%, 09/09/26(a)	1,244	1,178,939
General Motors Financial Co. Inc.
1.25%, 01/08/26 (Call 12/08/25)(a)	3,185	2,848,919
1.50%, 06/10/26 (Call 05/10/26)	2,880	2,560,867
4.00%, 10/06/26 (Call 07/06/26)	2,392	2,339,065
5.25%, 03/01/26 (Call 12/01/25)	2,545	2,613,130
PACCAR Financial Corp., 1.10%, 05/11/26	1,375	1,252,171
Toyota Motor Corp., 1.34%, 03/25/26 (Call 02/25/26)	2,299	2,116,666
Toyota Motor Credit Corp.
0.80%, 01/09/26	1,694	1,538,203
1.13%, 06/18/26	1,580	1,434,940

		19,517,912

Security	Par (000)	Value

Banks — 24.3%
Banco Santander SA, 1.85%, 03/25/26	$2,417	$2,198,407
Bank of America Corp.
3.50%, 04/19/26(a)	5,002	4,912,814
4.25%, 10/22/26	4,656	4,654,277
4.45%, 03/03/26(a)	4,514	4,526,865
6.22%, 09/15/26	1,540	1,644,320
Bank of Montreal, 1.25%, 09/15/26	3,745	3,345,221
Bank of New York Mellon Corp. (The)
0.75%, 01/28/26 (Call 12/28/25)(a)	859	779,646
1.05%, 10/15/26 (Call 09/15/26)	2,022	1,818,809
2.45%, 08/17/26 (Call 05/17/26)	2,835	2,723,584
2.80%, 05/04/26 (Call 02/04/26)	2,435	2,377,924
Bank of Nova Scotia (The)
1.05%, 03/02/26	2,465	2,213,003
1.30%, 09/15/26(a)	2,255	2,017,571
1.35%, 06/24/26(a)	1,745	1,575,194
2.70%, 08/03/26(a)	3,122	2,977,264
Barclays PLC
4.38%, 01/12/26	6,088	6,071,380
5.20%, 05/12/26	4,777	4,837,620
BPCE SA, 3.38%, 12/02/26	2,214	2,150,857
Canadian Imperial Bank of Commerce, 1.25%, 06/22/26	2,520	2,250,259
Citigroup Inc.
3.20%, 10/21/26 (Call 07/21/26)	6,330	6,099,398
3.40%, 05/01/26	4,389	4,278,353
3.70%, 01/12/26	5,456	5,395,929
4.30%, 11/20/26(a)	2,322	2,318,540
4.60%, 03/09/26	2,683	2,703,257
Citizens Bank N.A./Providence RI, 3.75%, 02/18/26 (Call 11/18/25)	1,877	1,885,259
Citizens Financial Group Inc., 2.85%, 07/27/26 (Call 04/27/26)	2,217	2,133,951
Cooperatieve Rabobank U.A., 3.75%, 07/21/26	3,840	3,732,902
Credit Suisse AG/New York NY, 1.25%, 08/07/26	4,570	4,041,754
Credit Suisse Group AG, 4.55%, 04/17/26	4,811	4,797,625
Deutsche Bank AG, 4.10%, 01/13/26(a)	1,307	1,295,080
Deutsche Bank AG/New York NY
1.69%, 03/19/26	2,340	2,136,724
4.10%, 01/13/26(a)	960	950,237
Discover Bank
3.45%, 07/27/26 (Call 04/27/26)	1,989	1,932,632
4.25%, 03/13/26	1,700	1,701,989
Fifth Third Bank NA, 3.85%, 03/15/26 (Call 02/15/26)	2,703	2,693,675
Goldman Sachs Group Inc. (The)
3.50%, 11/16/26 (Call 11/16/25)	6,601	6,446,801
3.75%, 02/25/26 (Call 11/25/25)	4,506	4,474,593
HSBC Holdings PLC
3.90%, 05/25/26(a)	5,075	4,999,839
4.30%, 03/08/26(a)	6,293	6,307,033
4.38%, 11/23/26	3,176	3,152,498
JPMorgan Chase & Co.
2.95%, 10/01/26 (Call 07/01/26)(a)	5,827	5,585,762
3.20%, 06/15/26 (Call 03/15/26)(a)	3,259	3,181,436
3.30%, 04/01/26 (Call 01/01/26)(a)	4,410	4,312,318
4.13%, 12/15/26	4,120	4,097,876
7.63%, 10/15/26	1,572	1,793,165
KeyBank N.A./Cleveland OH, 3.40%, 05/20/26	2,565	2,501,850
Lloyds Banking Group PLC, 4.65%, 03/24/26(a)	4,029	4,028,597

44	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® iBonds® Dec 2026 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Mitsubishi UFJ Financial Group Inc.
2.76%, 09/13/26	$3,238	$3,063,180
3.85%, 03/01/26(a)	5,630	5,583,271
Mizuho Financial Group Inc.
2.65%, 05/22/26 (Call 05/22/25)(a)(b)	780	750,298
2.84%, 09/13/26	2,702	2,557,173
Morgan Stanley
3.13%, 07/27/26	5,752	5,513,695
3.88%, 01/27/26(a)	6,900	6,850,734
4.35%, 09/08/26	5,160	5,166,966
6.25%, 08/09/26	1,573	1,703,150
National Australia Bank Ltd./New York
2.50%, 07/12/26(a)	2,458	2,346,726
3.38%, 01/14/26(a)	2,564	2,542,462
Natwest Group PLC, 4.80%, 04/05/26(a)	4,126	4,166,311
PNC Financial Services Group Inc. (The)
1.15%, 08/13/26 (Call 07/13/26)	2,741	2,484,059
2.60%, 07/23/26 (Call 05/23/26)(a)	3,111	2,987,711
Royal Bank of Canada
0.88%, 01/20/26	1,335	1,198,456
1.15%, 07/14/26	1,540	1,380,702
1.20%, 04/27/26	3,440	3,106,148
1.40%, 11/02/26	2,065	1,858,830
4.65%, 01/27/26(a)	2,654	2,707,345
Santander Holdings USA Inc., 3.24%, 10/05/26 (Call 08/05/26)(a)	3,015	2,875,888
State Street Corp., 2.65%, 05/19/26	2,931	2,849,049
Sumitomo Mitsui Financial Group Inc.
0.95%, 01/12/26(a)	1,949	1,746,090
1.40%, 09/17/26	4,327	3,858,646
2.63%, 07/14/26	4,265	4,031,449
3.01%, 10/19/26	3,202	3,059,799
3.78%, 03/09/26	3,308	3,268,139
SVB Financial Group, 1.80%, 10/28/26 (Call 09/28/26)	970	877,064
Toronto-Dominion Bank (The)
0.75%, 01/06/26(a)	1,957	1,759,500
1.20%, 06/03/26	2,435	2,196,540
1.25%, 09/10/26	3,485	3,124,686
Truist Bank
3.30%, 05/15/26 (Call 04/15/26)(a)	2,654	2,604,874
3.80%, 10/30/26 (Call 09/30/26)	2,053	2,037,972
U.S. Bancorp.
3.10%, 04/27/26 (Call 03/27/26)(a)	2,854	2,791,554
Series V, 2.38%, 07/22/26 (Call 06/22/26)	4,115	3,920,566
Wachovia Corp., 7.57%, 08/01/26(c)	670	745,857
Wells Fargo & Co.
3.00%, 04/22/26	7,738	7,438,385
3.00%, 10/23/26	7,777	7,429,213
4.10%, 06/03/26	4,491	4,471,689
Westpac Banking Corp.
1.15%, 06/03/26	1,295	1,172,998
2.70%, 08/19/26	2,497	2,399,018
2.85%, 05/13/26	3,565	3,460,118

		276,140,399

Beverages — 1.6%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc., 3.65%, 02/01/26 (Call 11/01/25)(a)	6,147	6,107,352
Constellation Brands Inc., 3.70%, 12/06/26 (Call 09/06/26)	1,984	1,962,196
Keurig Dr Pepper Inc., 2.55%, 09/15/26 (Call 06/15/26)	1,557	1,476,036

Security	Par (000)	Value

Beverages (continued)
Molson Coors Beverage Co., 3.00%, 07/15/26 (Call 04/15/26)	$4,571	$4,361,602
PepsiCo Inc.
2.38%, 10/06/26 (Call 07/06/26)	2,635	2,529,916
2.85%, 02/24/26 (Call 11/24/25)	2,196	2,157,153

		18,594,255

Biotechnology — 0.8%
Amgen Inc., 2.60%, 08/19/26 (Call 05/19/26)(a)	3,570	3,412,170
Gilead Sciences Inc., 3.65%, 03/01/26 (Call 12/01/25)(a)	5,991	5,952,358

		9,364,528

Building Materials — 0.3%
Johnson Controls International PLC, 3.90%, 02/14/26 (Call 11/14/25)(a)	1,554	1,555,414
Owens Corning, 3.40%, 08/15/26 (Call 05/15/26)	1,867	1,831,154

		3,386,568

Chemicals — 1.1%
Celanese U.S. Holdings LLC, 1.40%, 08/05/26 (Call 07/05/26)	962	853,794
Dow Chemical Co. (The), 3.63%, 05/15/26 (Call 03/15/26)	2,660	2,636,379
Ecolab Inc., 2.70%, 11/01/26 (Call 08/01/26)(a)	1,717	1,660,991
FMC Corp., 3.20%, 10/01/26 (Call 08/01/26)(a)	2,012	1,948,421
Linde Inc./CT, 3.20%, 01/30/26 (Call 10/30/25)(a)	1,371	1,359,936
Nutrien Ltd., 4.00%, 12/15/26 (Call 09/15/26)	1,421	1,435,807
PPG Industries Inc., 1.20%, 03/15/26 (Call 02/15/26)(a)	520	472,935
Sherwin-Williams Co. (The), 3.95%, 01/15/26 (Call 10/15/25)	1,075	1,081,988
Westlake Corp., 3.60%, 08/15/26 (Call 05/15/26)	1,538	1,518,575

		12,968,826

Commercial Services — 0.9%
Global Payments Inc.
1.20%, 03/01/26 (Call 02/01/26)	3,090	2,774,480
4.80%, 04/01/26 (Call 01/01/26)	2,119	2,170,216
GXO Logistics Inc., 1.65%, 07/15/26 (Call 06/15/26)(d)	1,193	1,058,358
PayPal Holdings Inc., 2.65%, 10/01/26 (Call 08/01/26)(a)	3,889	3,726,246

		9,729,300

Computers — 4.9%
Apple Inc.
0.70%, 02/08/26 (Call 01/08/26)	2,743	2,505,045
2.05%, 09/11/26 (Call 07/11/26)	3,582	3,394,554
2.45%, 08/04/26 (Call 05/04/26)	4,017	3,875,240
3.25%, 02/23/26 (Call 11/23/25)	7,614	7,600,904
CGI Inc., 1.45%, 09/14/26 (Call 08/14/26)(d)	1,210	1,084,511
Dell International LLC/EMC Corp.
4.90%, 10/01/26 (Call 08/01/26)(a)	3,973	4,052,539
6.02%, 06/15/26 (Call 03/15/26)(a)	9,749	10,313,760
DXC Technology Co., 1.80%, 09/15/26 (Call 08/15/26)(a)	1,490	1,334,384
Fortinet Inc., 1.00%, 03/15/26 (Call 02/15/26)	1,415	1,260,100
Genpact Luxembourg SARL/Genpact USA Inc., 1.75%, 04/10/26 (Call 03/10/26)	535	488,257
Hewlett Packard Enterprise Co., 1.75%, 04/01/26 (Call 03/01/26)(a)	2,944	2,715,104
HP Inc., 1.45%, 06/17/26 (Call 05/17/26)(a)	1,030	926,073
International Business Machines Corp.
3.30%, 05/15/26	6,680	6,596,032
3.45%, 02/19/26(a)	3,635	3,613,481
Kyndryl Holdings Inc., 2.05%, 10/15/26 (Call 09/15/26)(d)	1,400	1,223,558
Western Digital Corp., 4.75%, 02/15/26 (Call 11/15/25)	4,960	4,928,058

		55,911,600

S C H E D U L E O F I N V E S T M E N T S	45

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® iBonds® Dec 2026 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Cosmetics & Personal Care — 0.6%
Procter & Gamble Co. (The)
1.00%, 04/23/26	$1,319	$1,208,442
2.45%, 11/03/26	2,313	2,229,709
2.70%, 02/02/26(a)	1,135	1,115,194
Unilever Capital Corp., 2.00%, 07/28/26	1,921	1,812,790

		6,366,135

Diversified Financial Services — 4.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.75%, 01/30/26 (Call 12/30/25)	2,583	2,297,346
2.45%, 10/29/26 (Call 09/29/26)	7,135	6,360,353
4.45%, 04/03/26 (Call 02/03/26)	1,415	1,382,964
Air Lease Corp.
1.88%, 08/15/26 (Call 07/15/26)(a)	2,100	1,874,607
2.88%, 01/15/26 (Call 12/15/25)(a)	2,887	2,709,219
3.75%, 06/01/26 (Call 04/01/26)	2,517	2,420,700
Aircastle Ltd., 4.25%, 06/15/26 (Call 04/15/26)	1,786	1,724,615
American Express Co.
1.65%, 11/04/26 (Call 10/04/26)(a)	2,940	2,692,834
3.13%, 05/20/26 (Call 04/20/26)	2,497	2,450,156
Ameriprise Financial Inc., 2.88%, 09/15/26 (Call 06/15/26)(a)	1,285	1,245,294
Brookfield Finance Inc., 4.25%, 06/02/26 (Call 03/02/26)	1,360	1,375,123
Capital One Financial Corp., 3.75%, 07/28/26 (Call 06/28/26)	4,337	4,234,777
Charles Schwab Corp. (The)
0.90%, 03/11/26 (Call 02/11/26)	2,359	2,135,178
1.15%, 05/13/26 (Call 04/13/26)	2,185	1,982,429
3.45%, 02/13/26 (Call 11/13/25)	760	755,714
Discover Financial Services, 4.50%, 01/30/26 (Call 11/30/25)	1,461	1,475,157
Invesco Finance PLC, 3.75%, 01/15/26	1,072	1,070,424
Legg Mason Inc., 4.75%, 03/15/26	1,355	1,400,433
Mastercard Inc., 2.95%, 11/21/26 (Call 08/21/26)	2,774	2,732,251
Nasdaq Inc., 3.85%, 06/30/26 (Call 03/30/26)	1,962	1,966,591
Nomura Holdings Inc., 1.65%, 07/14/26	2,385	2,142,088
Synchrony Financial, 3.70%, 08/04/26 (Call 05/04/26)	1,636	1,576,155
Western Union Co. (The), 1.35%, 03/15/26 (Call 02/15/26)	1,450	1,313,410

		49,317,818

Electric — 5.0%
AEP Transmission Co. LLC, 3.10%, 12/01/26 (Call 09/01/26)	790	771,569
AES Corp. (The), 1.38%, 01/15/26 (Call 12/15/25)	1,305	1,173,939
Ameren Corp., 3.65%, 02/15/26 (Call 11/15/25)(a)	971	959,901
Baltimore Gas & Electric Co., 2.40%, 08/15/26 (Call 05/15/26)	546	515,883
Black Hills Corp., 3.95%, 01/15/26 (Call 07/15/25)	170	169,159
CenterPoint Energy Houston Electric LLC, Series Z, 2.40%, 09/01/26 (Call 06/01/26)	221	210,458
CenterPoint Energy Inc., 1.45%, 06/01/26 (Call 05/01/26)	1,265	1,150,505
Cleco Corporate Holdings LLC, 3.74%, 05/01/26 (Call 02/01/26)	1,572	1,555,211
CMS Energy Corp., 3.00%, 05/15/26 (Call 02/15/26)	1,166	1,128,571
Commonwealth Edison Co., 2.55%, 06/15/26 (Call 03/15/26)	1,425	1,370,209
Dominion Energy Inc.
Series A, 1.45%, 04/15/26 (Call 03/15/26)	1,015	925,467
Series D, 2.85%, 08/15/26 (Call 05/15/26)	1,358	1,304,278
DTE Energy Co., 2.85%, 10/01/26 (Call 07/01/26)	1,751	1,671,224
Duke Energy Carolinas LLC, 2.95%, 12/01/26 (Call 09/01/26)(a)	1,744	1,694,348
Duke Energy Corp., 2.65%, 09/01/26 (Call 06/01/26)(a)	3,186	3,021,061

Security	Par (000)	Value

Electric (continued)
Emera U.S. Finance LP, 3.55%, 06/15/26 (Call 03/15/26)	$2,236	$2,181,978
Enel Americas SA, 4.00%, 10/25/26 (Call 07/25/26)	900	885,825
Entergy Arkansas LLC, 3.50%, 04/01/26 (Call 01/01/26)(a)	998	991,423
Entergy Corp., 2.95%, 09/01/26 (Call 06/01/26)	1,908	1,838,873
Entergy Louisiana LLC, 2.40%, 10/01/26 (Call 07/01/26)	1,275	1,200,757
Evergy Kansas Central Inc., 2.55%, 07/01/26 (Call 04/01/26)	330	314,982
Eversource Energy, Series U, 1.40%, 08/15/26 (Call 07/15/26)	1,320	1,195,788
Exelon Corp., 3.40%, 04/15/26 (Call 01/15/26)(a)	2,087	2,040,418
Fortis Inc./Canada, 3.06%, 10/04/26 (Call 07/04/26)(a)	2,704	2,594,164
Georgia Power Co., 3.25%, 04/01/26 (Call 01/01/26)(a)	712	698,152
ITC Holdings Corp., 3.25%, 06/30/26 (Call 03/30/26)	1,185	1,156,027
National Rural Utilities Cooperative Finance Corp., 1.00%, 06/15/26 (Call 05/15/26)	715	641,841
Pacific Gas and Electric Co.
2.95%, 03/01/26 (Call 12/01/25)	931	853,643
3.15%, 01/01/26	4,281	4,028,935
PPL Capital Funding Inc., 3.10%, 05/15/26 (Call 02/15/26)(a)	2,223	2,146,996
Public Service Electric & Gas Co.
0.95%, 03/15/26 (Call 02/15/26)(a)	1,194	1,090,301
2.25%, 09/15/26 (Call 06/15/26)	1,293	1,219,545
San Diego Gas & Electric Co., 2.50%, 05/15/26 (Call 02/15/26)	1,445	1,380,596
Sierra Pacific Power Co., 2.60%, 05/01/26 (Call 02/01/26)	986	948,364
Southern California Edison Co., Series 2020-C, 1.20%, 02/01/26 (Call 01/01/26)	1,206	1,084,592
Southern Co. (The), 3.25%, 07/01/26 (Call 04/01/26)	4,087	3,966,801
Southern Power Co., 0.90%, 01/15/26 (Call 12/15/25)	563	506,576
Southwestern Electric Power Co.
Series K, 2.75%, 10/01/26 (Call 07/01/26)(a)	1,042	987,608
Series N, 1.65%, 03/15/26 (Call 02/15/26)(a)	1,475	1,357,796
Virginia Electric & Power Co.
Series A, 3.15%, 01/15/26 (Call 10/15/25)	810	794,675
Series B, 2.95%, 11/15/26 (Call 08/15/26)	1,435	1,384,000
Xcel Energy Inc., 3.35%, 12/01/26 (Call 06/01/26)(a)	1,535	1,501,706

		56,614,145

Electrical Components & Equipment — 0.2%
Emerson Electric Co., 0.88%, 10/15/26 (Call 09/15/26)	2,123	1,891,657

Electronics — 1.4%
Agilent Technologies Inc., 3.05%, 09/22/26 (Call 06/22/26)	877	850,050
Avnet Inc., 4.63%, 04/15/26 (Call 01/15/26)(a)	1,993	2,000,793
Flex Ltd., 3.75%, 02/01/26 (Call 01/01/26)	1,865	1,821,844
Fortive Corp., 3.15%, 06/15/26 (Call 03/15/26)(a)	2,402	2,351,918
Honeywell International Inc., 2.50%, 11/01/26 (Call 08/01/26)	3,198	3,075,069
Hubbell Inc., 3.35%, 03/01/26 (Call 12/01/25)	1,475	1,457,624
Jabil Inc., 1.70%, 04/15/26 (Call 03/15/26)	1,530	1,381,911
TD SYNNEX Corp., 1.75%, 08/09/26 (Call 07/09/26)(a)(d)	1,565	1,400,096
Tyco Electronics Group SA, 3.70%, 02/15/26 (Call 11/15/25)	670	672,459
Vontier Corp, 1.80%, 04/01/26 (Call 03/01/26)	1,310	1,163,765

		16,175,529

Environmental Control — 0.2%
Republic Services Inc., 2.90%, 07/01/26 (Call 04/01/26)(a)	2,344	2,260,460

Food — 1.7%
Bestfoods, Series E, 7.25%, 12/15/26(a)	45	52,186
Flowers Foods Inc., 3.50%, 10/01/26 (Call 07/01/26)(a)	675	655,357
Hershey Co. (The), 2.30%, 08/15/26 (Call 05/15/26)	1,291	1,234,803

46	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® iBonds® Dec 2026 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
Ingredion Inc., 3.20%, 10/01/26 (Call 07/01/26)	$1,808	$1,749,439
Kellogg Co., 3.25%, 04/01/26(a)	2,497	2,449,882
Kraft Heinz Foods Co., 3.00%, 06/01/26 (Call 03/01/26)	4,045	3,865,159
Kroger Co. (The)
2.65%, 10/15/26 (Call 07/15/26)(a)	2,180	2,067,490
3.50%, 02/01/26 (Call 11/01/25)(a)	2,146	2,118,596
McCormick & Co. Inc./MD, 0.90%, 02/15/26 (Call 01/15/26)(a)	1,048	940,266
Sysco Corp., 3.30%, 07/15/26 (Call 04/15/26)(a)	2,751	2,683,435
Tyson Foods Inc., 4.00%, 03/01/26 (Call 01/01/26)	1,973	1,979,195

		19,795,808

Gas — 0.3%
National Fuel Gas Co., 5.50%, 01/15/26 (Call 12/15/25)(a)	1,772	1,828,757
Southern California Gas Co., Series TT, 2.60%, 06/15/26 (Call 03/15/26)	1,180	1,129,178
Southern Co. Gas Capital Corp., 3.25%, 06/15/26 (Call 03/15/26)	775	755,470

		3,713,405

Hand & Machine Tools — 0.2%
Stanley Black & Decker Inc., 3.40%, 03/01/26 (Call 01/01/26)	1,695	1,685,762

Health Care - Products — 1.0%
Abbott Laboratories, 3.75%, 11/30/26 (Call 08/30/26)	3,910	3,969,158
Baxter International Inc., 2.60%, 08/15/26 (Call 05/15/26)(a)	1,810	1,712,694
Stryker Corp., 3.50%, 03/15/26 (Call 12/15/25)(a)	3,090	3,066,393
Zimmer Biomet Holdings Inc., 3.05%, 01/15/26 (Call 12/15/25)	2,176	2,110,198

		10,858,443

Health Care - Services — 1.3%
Anthem Inc., 1.50%, 03/15/26 (Call 02/15/26)(a)	1,980	1,821,937
HCA Inc., 5.25%, 06/15/26 (Call 12/15/25)	3,812	3,921,061
Laboratory Corp. of America Holdings, 1.55%, 06/01/26 (Call 05/01/26)	1,555	1,419,124
Providence St Joseph Health Obligated Group, Series H, 2.75%, 10/01/26 (Call 07/01/26)(a)	770	741,394
Quest Diagnostics Inc., 3.45%, 06/01/26 (Call 03/01/26)(a)	1,518	1,493,272
UnitedHealth Group Inc.
1.15%, 05/15/26 (Call 04/15/26)	720	657,180
1.25%, 01/15/26	837	772,702
3.10%, 03/15/26	2,275	2,244,629
Universal Health Services Inc., 1.65%, 09/01/26 (Call 08/01/26)(d)	1,780	1,585,090

		14,656,389

Holding Companies - Diversified — 2.3%
Ares Capital Corp.
2.15%, 07/15/26 (Call 06/15/26)	2,599	2,305,339
3.88%, 01/15/26 (Call 12/15/25)	2,620	2,517,479
Bain Capital Specialty Finance Inc.
2.55%, 10/13/26 (Call 09/13/26)	905	796,246
2.95%, 03/10/26 (Call 02/10/26)	840	769,415
Barings BDC Inc., 3.30%, 11/23/26 (Call 10/13/26)(d)	370	332,308
Blackstone Private Credit Fund, 2.63%, 12/15/26 (Call 11/15/26)(d)	3,025	2,658,915
Blackstone Secured Lending Fund
2.75%, 09/16/26 (Call 08/19/26)	1,980	1,811,938
3.63%, 01/15/26 (Call 12/15/25)(a)	1,547	1,479,736
FS KKR Capital Corp., 3.40%, 01/15/26 (Call 12/15/25)	2,638	2,487,581
Goldman Sachs BDC Inc., 2.88%, 01/15/26 (Call 12/15/25)	1,183	1,118,503
Golub Capital BDC Inc., 2.50%, 08/24/26 (Call 07/24/26)	1,260	1,123,895
Main Street Capital Corp., 3.00%, 07/14/26 (Call 06/14/26)	1,690	1,538,728

Security	Par (000)	Value

Holding Companies - Diversified (continued)
Owl Rock Capital Corp.
3.40%, 07/15/26 (Call 06/15/26)	$2,445	$2,258,226
4.25%, 01/15/26 (Call 12/15/25)	1,647	1,599,319
OWL Rock Core Income Corp., 3.13%, 09/23/26 (Call 08/23/26)(d)	925	818,533
Prospect Capital Corp.
3.36%, 11/15/26 (Call 10/15/26)	1,045	937,229
3.71%, 01/22/26 (Call 12/22/25)	1,268	1,177,947
Sixth Street Specialty Lending Inc., 2.50%, 08/01/26 (Call 07/01/26)(a)	451	408,529

		26,139,866

Home Builders — 0.4%
DR Horton Inc., 1.30%, 10/15/26 (Call 09/15/26)	1,330	1,177,968
Lennar Corp., 5.25%, 06/01/26 (Call 12/01/25)	1,563	1,611,469
PulteGroup Inc., 5.50%, 03/01/26 (Call 12/01/25)(a)	1,370	1,427,978

		4,217,415

Household Products & Wares — 0.1%
Kimberly-Clark Corp., 2.75%, 02/15/26	1,308	1,280,728

Insurance — 3.2%
Aflac Inc.
1.13%, 03/15/26 (Call 02/15/26)	1,497	1,363,228
2.88%, 10/15/26 (Call 07/15/26)	1,302	1,259,581
Allstate Corp. (The), 3.28%, 12/15/26 (Call 09/15/26)(a)	1,153	1,138,899
American Financial Group Inc./OH, 3.50%, 08/15/26 (Call 05/15/26)	1,271	1,256,968
American International Group Inc., 3.90%, 04/01/26 (Call 01/01/26)	3,763	3,744,561
Arch Capital Finance LLC, 4.01%, 12/15/26 (Call 09/15/26)(a)	1,290	1,304,654
Berkshire Hathaway Inc., 3.13%, 03/15/26 (Call 12/15/25)	6,151	6,105,483
Chubb INA Holdings Inc., 3.35%, 05/03/26 (Call 02/03/26)(a)	555	549,394
CNA Financial Corp., 4.50%, 03/01/26 (Call 12/01/25)	1,427	1,456,125
Hanover Insurance Group Inc. (The), 4.50%, 04/15/26 (Call 01/15/26)	1,376	1,407,909
Lincoln National Corp., 3.63%, 12/12/26 (Call 09/15/26)	1,395	1,387,216
Loews Corp., 3.75%, 04/01/26 (Call 01/01/26)	1,698	1,708,001
Manulife Financial Corp., 4.15%, 03/04/26	3,000	3,037,980
Marsh & McLennan Companies Inc., 3.75%, 03/14/26 (Call 12/14/25)(a)	2,090	2,099,071
Munich Re America Corp., Series B, 7.45%, 12/15/26(a)	30	34,082
Old Republic International Corp., 3.88%, 08/26/26 (Call 07/26/26)(a)	1,387	1,373,990
Principal Financial Group Inc., 3.10%, 11/15/26 (Call 08/15/26)	1,228	1,182,110
Prudential Financial Inc., 1.50%, 03/10/26 (Call 02/10/26)	2,122	1,972,632
Reinsurance Group of America Inc., 3.95%, 09/15/26 (Call 06/15/26)	1,170	1,170,187
Swiss Re America Holding Corp., 7.00%, 02/15/26	186	207,427
Trinity Acquisition PLC, 4.40%, 03/15/26 (Call 12/15/25)	1,161	1,167,014
Voya Financial Inc., 3.65%, 06/15/26	1,355	1,334,174

		36,260,686

Internet — 1.6%
Alphabet Inc., 2.00%, 08/15/26 (Call 05/15/26)	5,247	4,987,273
Amazon.com Inc., 1.00%, 05/12/26 (Call 04/12/26)	5,050	4,608,276
Baidu Inc., 1.72%, 04/09/26 (Call 03/09/26)	580	528,218
Booking Holdings Inc., 3.60%, 06/01/26 (Call 03/01/26)	2,528	2,513,692
eBay Inc., 1.40%, 05/10/26 (Call 04/10/26)(a)	2,875	2,616,250
Expedia Group Inc., 5.00%, 02/15/26 (Call 11/15/25)	2,077	2,125,893

S C H E D U L E O F I N V E S T M E N T S	47

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® iBonds® Dec 2026 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Internet (continued)
JD.com Inc., 3.88%, 04/29/26(a)	$823	$805,305

		18,184,907

Iron & Steel — 0.5%
ArcelorMittal SA, 4.55%, 03/11/26(a)	895	905,087
Steel Dynamics Inc., 5.00%, 12/15/26 (Call 05/31/22)	1,120	1,146,533
Vale Overseas Ltd., 6.25%, 08/10/26(a)	3,412	3,592,904

		5,644,524

Lodging — 0.5%
Hyatt Hotels Corp., 4.85%, 03/15/26 (Call 12/15/25)	1,114	1,124,093
Las Vegas Sands Corp., 3.50%, 08/18/26 (Call 06/18/26)(a)	1,767	1,611,893
Marriott International Inc./MD, Series R, 3.13%, 06/15/26 (Call 03/15/26)	2,233	2,155,693
Sands China Ltd., 3.80%, 01/08/26 (Call 12/08/25)	815	752,465

		5,644,144

Machinery — 1.1%
Caterpillar Financial Services Corp.
0.90%, 03/02/26	888	809,581
1.15%, 09/14/26	760	688,758
2.40%, 08/09/26(a)	805	771,898
CNH Industrial Capital LLC
1.45%, 07/15/26 (Call 06/15/26)	1,035	932,080
1.88%, 01/15/26 (Call 12/15/25)(a)	1,080	1,004,065
John Deere Capital Corp.
0.70%, 01/15/26	796	723,667
1.05%, 06/17/26(a)	1,367	1,243,328
1.30%, 10/13/26	135	123,193
2.25%, 09/14/26	1,576	1,498,177
2.65%, 06/10/26	852	826,227
Westinghouse Air Brake Technologies Corp., 3.45%, 11/15/26 (Call 08/15/26)	2,099	2,019,385
Xylem Inc./NY, 3.25%, 11/01/26 (Call 08/01/26)	1,410	1,379,332

		12,019,691

Manufacturing — 0.6%
3M Co., 2.25%, 09/19/26 (Call 06/19/26)	1,571	1,493,204
Illinois Tool Works Inc., 2.65%, 11/15/26 (Call 08/15/26)	2,584	2,498,728
Textron Inc., 4.00%, 03/15/26 (Call 12/15/25)	1,262	1,265,117
Trane Technologies Luxembourg Finance SA, 3.50%, 03/21/26 (Call 01/21/26)	1,304	1,285,210

		6,542,259

Media — 1.9%
Comcast Corp., 3.15%, 03/01/26 (Call 12/01/25)	4,881	4,796,266
Discovery Communications LLC, 4.90%, 03/11/26 (Call 12/11/25)	2,392	2,437,496
Grupo Televisa SAB, 4.63%, 01/30/26 (Call 10/30/25)(a)	680	687,976
Paramount Global, 4.00%, 01/15/26 (Call 10/15/25)	2,933	2,931,475
TCI Communications Inc., 7.88%, 02/15/26	1,119	1,271,990
Thomson Reuters Corp., 3.35%, 05/15/26 (Call 02/15/26)(a)	1,589	1,558,666
TWDC Enterprises 18 Corp.
1.85%, 07/30/26	1,901	1,769,337
3.00%, 02/13/26	1,536	1,505,280
Walt Disney Co. (The)
1.75%, 01/13/26	2,462	2,309,700
3.38%, 11/15/26 (Call 08/15/26)	1,926	1,909,494

		21,177,680

Mining — 0.0%
BHP Billiton Finance USA Ltd., 6.42%, 03/01/26	420	462,504

Office & Business Equipment — 0.1%
CDW LLC/CDW Finance Corp., 2.67%, 12/01/26 (Call 11/01/26)	1,670	1,535,665

Security	Par (000)	Value

Oil & Gas — 3.3%
BP Capital Markets America Inc.
3.12%, 05/04/26 (Call 02/04/26)	$2,725	$2,660,336
3.41%, 02/11/26 (Call 12/11/25)(a)	2,928	2,894,152
Chevron Corp., 2.95%, 05/16/26 (Call 02/16/26)	4,658	4,558,039
ConocoPhillips Co., 4.95%, 03/15/26 (Call 05/11/22)(a)	3,019	3,182,147
Diamondback Energy Inc., 3.25%, 12/01/26 (Call 10/01/26)	1,649	1,604,362
EOG Resources Inc., 4.15%, 01/15/26 (Call 10/15/25)	2,671	2,726,103
Exxon Mobil Corp.
2.28%, 08/16/26 (Call 06/16/26)(a)	3,337	3,182,931
3.04%, 03/01/26 (Call 12/01/25)	5,567	5,480,377
Marathon Petroleum Corp., 5.13%, 12/15/26 (Call 09/15/26)(a)	2,137	2,226,113
Ovintiv Exploration Inc., 5.38%, 01/01/26 (Call 10/01/25)	1,740	1,803,197
Phillips 66, 1.30%, 02/15/26 (Call 01/15/26)	1,701	1,551,414
Pioneer Natural Resources Co., 1.13%, 01/15/26 (Call 12/15/25)	244	220,878
Shell International Finance BV
2.50%, 09/12/26(a)	2,125	2,029,545
2.88%, 05/10/26	3,786	3,691,009
Valero Energy Corp., 3.40%, 09/15/26 (Call 06/15/26)	25	24,330

		37,834,933

Oil & Gas Services — 0.3%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc., 2.06%, 12/15/26 (Call 11/15/26)	750	695,228
HF SINCLAIR Corp., 5.88%, 04/01/26(d)	2,325	2,400,702

		3,095,930

Packaging & Containers — 0.6%
Amcor Finance USA Inc., 3.63%, 04/28/26 (Call 01/28/26)	2,547	2,515,163
Berry Global Inc., 1.57%, 01/15/26 (Call 12/15/25)	2,686	2,444,367
WRKCo Inc., 4.65%, 03/15/26 (Call 01/15/26)	2,176	2,225,199

		7,184,729

Pharmaceuticals — 4.6%
AbbVie Inc.
2.95%, 11/21/26 (Call 09/21/26)(a)	8,766	8,399,669
3.20%, 05/14/26 (Call 02/14/26)(a)	3,543	3,450,315
Astrazeneca Finance LLC, 1.20%, 05/28/26 (Call 04/28/26)	855	777,084
AstraZeneca PLC, 0.70%, 04/08/26 (Call 03/08/26)(a)	2,572	2,299,908
Bristol-Myers Squibb Co., 3.20%, 06/15/26 (Call 04/15/26)	3,193	3,160,208
Cigna Corp.
1.25%, 03/15/26 (Call 02/15/26)(a)	1,850	1,683,019
4.50%, 02/25/26 (Call 11/27/25)	2,991	3,054,290
CVS Health Corp.
2.88%, 06/01/26 (Call 03/01/26)(a)	3,673	3,541,470
3.00%, 08/15/26 (Call 06/15/26)	1,946	1,881,646
Johnson & Johnson, 2.45%, 03/01/26 (Call 12/01/25)(a)	4,481	4,360,909
McKesson Corp., 1.30%, 08/15/26 (Call 07/15/26)	1,600	1,436,800
Merck & Co. Inc., 0.75%, 02/24/26 (Call 01/24/26)	1,784	1,623,725
Pfizer Inc.
2.75%, 06/03/26(a)	2,921	2,847,478
3.00%, 12/15/26	3,291	3,233,408
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/26 (Call 06/23/26)(a)	6,087	5,875,233
Utah Acquisition Sub Inc., 3.95%, 06/15/26 (Call 03/15/26)	4,762	4,626,854

		52,252,016

Pipelines — 2.7%
Boardwalk Pipelines LP, 5.95%, 06/01/26 (Call 03/01/26)	705	741,449
Enbridge Inc.
1.60%, 10/04/26 (Call 09/04/26)(a)	1,300	1,175,733
4.25%, 12/01/26 (Call 09/01/26)(a)	2,132	2,148,182

48	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® iBonds® Dec 2026 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
Energy Transfer LP
3.90%, 07/15/26 (Call 04/15/26)	$1,255	$1,222,044
4.75%, 01/15/26 (Call 10/15/25)	2,918	2,953,862
Enterprise Products Operating LLC, 3.70%, 02/15/26 (Call 11/15/25)	2,720	2,699,382
Kinder Morgan Inc., 1.75%, 11/15/26 (Call 10/15/26)	750	678,570
Magellan Midstream Partners LP, 5.00%, 03/01/26 (Call 12/01/25)(a)	1,131	1,170,461
MPLX LP, 1.75%, 03/01/26 (Call 02/01/26)(a)	3,846	3,510,013
ONEOK Inc., 5.85%, 01/15/26 (Call 12/15/25)(a)	2,108	2,221,431
Phillips 66 Partners LP, 3.55%, 10/01/26 (Call 07/01/26)	780	758,636
Plains All American Pipeline LP/PAA Finance Corp., 4.50%, 12/15/26 (Call 09/15/26)(a)	1,825	1,825,931
Sabine Pass Liquefaction LLC, 5.88%, 06/30/26 (Call 12/31/25)	3,174	3,335,747
Spectra Energy Partners LP, 3.38%, 10/15/26 (Call 07/15/26)	1,403	1,363,506
TransCanada PipeLines Ltd., 4.88%, 01/15/26 (Call 10/15/25)	2,516	2,587,278
Transcontinental Gas Pipe Line Co. LLC, 7.85%, 02/01/26 (Call 11/01/25)(a)	2,354	2,640,811

		31,033,036

Real Estate — 0.2%
CBRE Services Inc., 4.88%, 03/01/26 (Call 12/01/25)(a)	2,171	2,223,495

Real Estate Investment Trusts — 5.9%
Alexandria Real Estate Equities Inc.
3.80%, 04/15/26 (Call 02/15/26)	1,265	1,257,676
4.30%, 01/15/26 (Call 10/15/25)(a)	695	704,153
American Campus Communities Operating Partnership LP,
3.30%, 07/15/26 (Call 05/15/26)	1,317	1,299,220
American Tower Corp.
1.45%, 09/15/26 (Call 08/15/26)	925	825,313
1.60%, 04/15/26 (Call 03/15/26)	1,100	999,570
3.38%, 10/15/26 (Call 07/15/26)	1,972	1,896,847
4.40%, 02/15/26 (Call 11/15/25)(a)	1,547	1,558,231
AvalonBay Communities Inc.
2.90%, 10/15/26 (Call 07/15/26)(a)	861	830,047
2.95%, 05/11/26 (Call 02/11/26)(a)	1,192	1,152,604
Boston Properties LP
2.75%, 10/01/26 (Call 07/01/26)(a)	1,839	1,740,448
3.65%, 02/01/26 (Call 11/03/25)	2,958	2,922,297
Brixmor Operating Partnership LP, 4.13%, 06/15/26 (Call 03/15/26)	1,130	1,121,152
Corporate Office Properties LP, 2.25%, 03/15/26 (Call 02/15/26)(a)	1,312	1,216,316
Crown Castle International Corp.
1.05%, 07/15/26 (Call 06/15/26)	1,340	1,184,238
3.70%, 06/15/26 (Call 03/15/26)(a)	1,642	1,614,661
4.45%, 02/15/26 (Call 11/15/25)	2,483	2,504,130
CubeSmart LP, 3.13%, 09/01/26 (Call 06/01/26)	795	766,984
Duke Realty LP, 3.25%, 06/30/26 (Call 03/30/26)	858	836,267
EPR Properties, 4.75%, 12/15/26 (Call 09/15/26)	700	684,817
Equinix Inc.
1.45%, 05/15/26 (Call 04/15/26)	1,769	1,594,488
2.90%, 11/18/26 (Call 09/18/26)(a)	1,827	1,725,967
ERP Operating LP, 2.85%, 11/01/26 (Call 08/01/26)	1,388	1,334,895
Essex Portfolio LP, 3.38%, 04/15/26 (Call 01/15/26)	1,007	986,659
Federal Realty Investment Trust, 1.25%, 02/15/26 (Call 01/15/26)(a)	516	470,509
GLP Capital LP/GLP Financing II Inc., 5.38%, 04/15/26 (Call 01/15/26)	2,562	2,612,318

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Healthcare Trust of America Holdings LP, 3.50%, 08/01/26 (Call 05/01/26)	$1,877	$1,838,765
Healthpeak Properties Inc., 3.25%, 07/15/26 (Call 05/15/26)(a)	1,742	1,699,669
Host Hotels & Resorts LP, Series F, 4.50%, 02/01/26 (Call 11/01/25)	730	729,606
Kimco Realty Corp., 2.80%, 10/01/26 (Call 07/01/26)(a)	925	879,000
Kite Realty Group LP, 4.00%, 10/01/26 (Call 07/01/26)	875	859,259
LifeStorage LP/CA, 3.50%, 07/01/26 (Call 04/01/26)	1,347	1,325,677
Mid-America Apartments LP, 1.10%, 09/15/26 (Call 08/15/26)(a)	385	343,701
National Retail Properties Inc., 3.60%, 12/15/26 (Call 09/15/26)(a)	830	812,479
Office Properties Income Trust, 2.65%, 06/15/26 (Call 05/15/26)	1,185	1,067,484
Omega Healthcare Investors Inc., 5.25%, 01/15/26 (Call 10/15/25)(a)	1,406	1,431,139
Prologis LP, 3.25%, 10/01/26 (Call 07/01/26)	1,230	1,207,897
Public Storage
0.88%, 02/15/26 (Call 01/15/26)	1,758	1,593,539
1.50%, 11/09/26 (Call 10/09/26)(a)	470	429,942
Realty Income Corp.
0.75%, 03/15/26 (Call 02/15/26)	720	640,001
4.13%, 10/15/26 (Call 07/15/26)(a)	1,068	1,078,199
4.88%, 06/01/26 (Call 03/01/26)	1,804	1,866,184
Sabra Health Care LP, 5.13%, 08/15/26 (Call 05/15/26)(a)	1,420	1,422,471
Simon Property Group LP
3.25%, 11/30/26 (Call 08/30/26)(a)	1,635	1,587,209
3.30%, 01/15/26 (Call 10/15/25)	2,367	2,330,122
SITE Centers Corp., 4.25%, 02/01/26 (Call 11/01/25)	516	513,921
Spirit Realty LP, 4.45%, 09/15/26 (Call 06/15/26)	255	257,094
Tanger Properties LP, 3.13%, 09/01/26 (Call 06/01/26)	804	761,790
UDR Inc., 2.95%, 09/01/26 (Call 06/01/26)(a)	1,365	1,308,421
Ventas Realty LP
3.25%, 10/15/26 (Call 07/15/26)	1,396	1,353,799
4.13%, 01/15/26 (Call 10/15/25)	1,193	1,194,479
Vornado Realty LP, 2.15%, 06/01/26 (Call 05/01/26)	1,080	982,984
Welltower Inc., 4.25%, 04/01/26 (Call 01/01/26)(a)	2,113	2,133,982
WP Carey Inc., 4.25%, 10/01/26 (Call 07/01/26)	898	905,498

		66,394,118

Retail — 2.4%
AutoZone Inc., 3.13%, 04/21/26 (Call 01/21/26)(a)	1,637	1,593,194
Home Depot Inc. (The)
2.13%, 09/15/26 (Call 06/15/26)	3,285	3,118,385
3.00%, 04/01/26 (Call 01/01/26)(a)	3,241	3,192,839
Lowe’s Companies Inc., 2.50%, 04/15/26 (Call 01/15/26)	4,073	3,885,031
McDonald’s Corp., 3.70%, 01/30/26 (Call 10/30/25)(a)	4,429	4,442,154
O’Reilly Automotive Inc., 3.55%, 03/15/26 (Call 12/15/25)(a)	2,194	2,165,654
Ross Stores Inc., 0.88%, 04/15/26 (Call 03/15/26)	1,244	1,113,492
Starbucks Corp., 2.45%, 06/15/26 (Call 03/15/26)(a)	2,141	2,046,068
Target Corp., 2.50%, 04/15/26(a)	2,084	2,021,459
TJX Companies Inc. (The), 2.25%, 09/15/26 (Call 06/15/26)	2,916	2,762,239
Walgreens Boots Alliance Inc., 3.45%, 06/01/26 (Call 03/01/26)	668	655,829
Walmart Inc., 3.05%, 07/08/26 (Call 05/08/26)	550	546,793

		27,543,137

Semiconductors — 2.4%
Analog Devices Inc., 3.50%, 12/05/26 (Call 09/05/26)	3,103	3,096,949
Broadcom Inc., 3.46%, 09/15/26 (Call 07/15/26)	2,281	2,221,420
Intel Corp., 2.60%, 05/19/26 (Call 02/19/26)	3,501	3,396,705
Lam Research Corp., 3.75%, 03/15/26 (Call 01/15/26)	2,886	2,897,025

S C H E D U L E O F I N V E S T M E N T S	49

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® iBonds® Dec 2026 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors (continued)
Marvell Technology Inc., 1.65%, 04/15/26 (Call 03/15/26)	$2,195	$2,002,762
Micron Technology Inc., 4.98%, 02/06/26 (Call 12/06/25)	1,875	1,918,781
NVIDIA Corp., 3.20%, 09/16/26 (Call 06/16/26)	2,980	2,966,739
NXP BV/NXP Funding LLC, 5.35%, 03/01/26 (Call 01/01/26)(d)	1,530	1,582,540
NXP BV/NXP Funding LLC/NXP USA Inc., 3.88%, 06/18/26 (Call 04/18/26)(d)	1,849	1,817,863
Skyworks Solutions Inc., 1.80%, 06/01/26 (Call 05/01/26)	1,838	1,674,602
Texas Instruments Inc., 1.13%, 09/15/26 (Call 08/15/26)	1,345	1,228,106
TSMC Arizona Corp., 1.75%, 10/25/26 (Call 09/25/26)(a)	2,680	2,459,999

		27,263,491

Software — 3.4%
Activision Blizzard Inc., 3.40%, 09/15/26 (Call 06/15/26)	2,494	2,477,664
Broadridge Financial Solutions Inc., 3.40%, 06/27/26 (Call 03/27/26)(a)	2,047	2,006,715
Citrix Systems Inc., 1.25%, 03/01/26 (Call 02/01/26)	1,656	1,622,118
Electronic Arts Inc., 4.80%, 03/01/26 (Call 12/01/25)(a)	2,035	2,103,783
Fidelity National Information Services Inc., 1.15%, 03/01/26 (Call 02/01/26)(a)	1,876	1,691,514
Fiserv Inc., 3.20%, 07/01/26 (Call 05/01/26)	4,680	4,537,166
Microsoft Corp., 2.40%, 08/08/26 (Call 05/08/26)(a)	7,587	7,339,891
Oracle Corp.
1.65%, 03/25/26 (Call 02/25/26)	5,593	5,059,540
2.65%, 07/15/26 (Call 04/15/26)	6,316	5,902,492
Roper Technologies Inc., 3.80%, 12/15/26 (Call 09/15/26)	2,386	2,370,968
VMware Inc., 1.40%, 08/15/26 (Call 07/15/26)(a)	3,750	3,360,638

		38,472,489

Telecommunications — 2.6%
AT&T Inc.
1.70%, 03/25/26 (Call 03/25/23)	5,450	5,030,459
2.95%, 07/15/26 (Call 04/15/26)	1,231	1,194,981
3.88%, 01/15/26 (Call 10/15/25)	1,131	1,143,758
4.13%, 02/17/26 (Call 05/11/22)	3,585	3,697,354
Cisco Systems Inc.
2.50%, 09/20/26 (Call 06/20/26)	3,635	3,514,027
2.95%, 02/28/26(a)	2,286	2,259,277
Rogers Communications Inc., 2.90%, 11/15/26 (Call 08/15/26)(a)	1,653	1,584,186
T-Mobile USA Inc., 1.50%, 02/15/26 (Call 01/15/26)	2,990	2,729,601
Verizon Communications Inc.
1.45%, 03/20/26 (Call 02/20/26)	4,640	4,257,478
2.63%, 08/15/26(a)	4,225	4,013,623

		29,424,744

Toys, Games & Hobbies — 0.2%
Hasbro Inc., 3.55%, 11/19/26 (Call 09/19/26)	1,976	1,935,907

Transportation — 1.3%
Canadian National Railway Co., 2.75%, 03/01/26 (Call 12/01/25)(a)	1,514	1,468,217
Canadian Pacific Railway Co., 1.75%, 12/02/26 (Call 11/02/26)	525	482,286

Security	Par/ Shares (000)	Value

Transportation (continued)
CSX Corp., 2.60%, 11/01/26 (Call 08/01/26)	$1,576	$1,499,627
FedEx Corp., 3.25%, 04/01/26 (Call 01/01/26)	2,907	2,860,750
JB Hunt Transport Services Inc., 3.88%, 03/01/26 (Call 01/01/26)	2,321	2,319,932
Norfolk Southern Corp., 2.90%, 06/15/26 (Call 03/15/26)	1,715	1,659,743
Ryder System Inc.
1.75%, 09/01/26 (Call 08/01/26)	720	652,939
2.90%, 12/01/26 (Call 10/01/26)	1,248	1,184,202
Union Pacific Corp., 2.75%, 03/01/26 (Call 12/01/25)	975	944,249
United Parcel Service Inc., 2.40%, 11/15/26 (Call 08/15/26)(a)	1,027	979,563
Walmart Inc., 1.05%, 09/17/26 (Call 08/17/26)	1,145	1,042,064

		15,093,572

Trucking & Leasing — 0.1%
GATX Corp., 3.25%, 09/15/26 (Call 06/15/26)(a)	1,170	1,136,292

Venture Capital — 0.0%
Hercules Capital Inc., 2.63%, 09/16/26 (Call 08/16/26)(a)	60	54,008

Total Corporate Bonds & Notes — 99.0% (Cost: $1,195,579,131)		1,123,361,617

Short-Term Investments

Money Market Funds — 7.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.38%(e)(f)(g)	75,772	75,771,810
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.34%(e)(f)	3,707	3,707,000

		79,478,810

Total Short-Term Investments — 7.0% (Cost: $79,475,025)		79,478,810

Total Investments in Securities — 106.0% (Cost: $1,275,054,156)		1,202,840,427

Other Assets, Less Liabilities — (6.0)%		(67,552,518)

Net Assets — 100.0%		$1,135,287,909

(a)	All or a portion of this security is on loan.
(b)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

50	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® iBonds® Dec 2026 Term Corporate ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/22	Shares Held at 04/30/22 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$65,569,882	$10,237,712	(a)	$—	$(29,411)	$(6,373)	$75,771,810	75,772	$60,297	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,857,000	850,000	(a)	—	—	—	3,707,000	3,707	1,649		—

					$(29,411)	$(6,373)	$79,478,810		$61,946		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Corporate Bonds & Notes	$—	$1,123,361,617	$—	$1,123,361,617
Money Market Funds	79,478,810	—	—	79,478,810

	$79,478,810	$1,123,361,617	$—	$1,202,840,427

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	51

Schedule of Investments (unaudited) April 30, 2022	iShares® iBonds® Dec 2027 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Aerospace & Defense — 2.1%
Boeing Co. (The)
2.70%, 02/01/27 (Call 12/01/26)	$1,856	$1,708,819
2.80%, 03/01/27 (Call 12/01/26)	1,011	932,708
5.04%, 05/01/27 (Call 03/01/27)(a)	3,315	3,360,747
General Dynamics Corp.
2.63%, 11/15/27 (Call 08/15/27)	621	589,168
3.50%, 04/01/27 (Call 02/01/27)	2,042	2,024,235
Northrop Grumman Corp., 3.20%, 02/01/27 (Call 11/01/26)	1,839	1,794,790
Raytheon Technologies Corp.
3.13%, 05/04/27 (Call 02/04/27)	2,416	2,346,298
3.50%, 03/15/27 (Call 12/15/26)	1,690	1,668,774
7.20%, 08/15/27	328	378,489

		14,804,028

Agriculture — 1.3%
BAT Capital Corp.
3.56%, 08/15/27 (Call 05/15/27)	5,314	4,958,387
4.70%, 04/02/27 (Call 02/02/27)	1,449	1,435,235
Bunge Ltd. Finance Corp., 3.75%, 09/25/27 (Call 06/25/27)	1,444	1,412,535
Philip Morris International Inc., 3.13%, 08/17/27 (Call 05/17/27)	1,508	1,452,762

		9,258,919

Airlines — 1.2%
American Airlines Pass Through Trust, Series 2015-2, Class AA, 3.60%, 03/22/29	233	222,964
Southwest Airlines Co.
3.45%, 11/16/27 (Call 08/16/27)	490	466,936
5.13%, 06/15/27 (Call 04/15/27)(a)	3,845	3,975,576
United Airlines Pass Through Trust, Series 2020-1, Class A, 5.88%, 10/15/27(a)	3,524	3,568,671

		8,234,147

Apparel — 0.7%
NIKE Inc., 2.75%, 03/27/27 (Call 01/27/27)(a)	1,808	1,745,299
Tapestry Inc., 4.13%, 07/15/27 (Call 04/15/27)(a)	1,244	1,221,309
VF Corp., 2.80%, 04/23/27 (Call 02/23/27)(a)	1,593	1,531,064

		4,497,672

Auto Manufacturers — 1.8%
American Honda Finance Corp., 2.35%, 01/08/27	972	916,382
General Motors Co.
4.20%, 10/01/27 (Call 07/01/27)	1,605	1,553,576
6.80%, 10/01/27 (Call 08/01/27)	1,819	1,958,226
General Motors Financial Co. Inc.
2.35%, 02/26/27 (Call 01/26/27)	825	743,350
2.70%, 08/20/27 (Call 06/20/27)(a)	1,481	1,338,098
4.35%, 01/17/27 (Call 10/17/26)	1,997	1,970,021
Honda Motor Co. Ltd., 2.53%, 03/10/27 (Call 02/10/27)	150	142,290
PACCAR Financial Corp., 2.00%, 02/04/27	145	135,814
Toyota Motor Credit Corp.
1.15%, 08/13/27	1,017	893,495
1.90%, 01/13/27(a)	465	431,683
3.05%, 03/22/27	655	636,955
3.20%, 01/11/27(a)	1,378	1,354,409

		12,074,299

Auto Parts & Equipment — 0.6%
BorgWarner Inc., 2.65%, 07/01/27 (Call 05/01/27)(a)	2,662	2,475,181
Lear Corp., 3.80%, 09/15/27 (Call 06/15/27)	1,498	1,445,974

		3,921,155

Banks — 13.2%
Banco Santander SA, 4.25%, 04/11/27	2,125	2,091,659

Security	Par (000)	Value

Banks (continued)
Bank of America Corp.
3.25%, 10/21/27 (Call 10/21/26)	$4,020	$3,828,970
Series L, 4.18%, 11/25/27 (Call 11/25/26)	3,939	3,885,036
Bank of Montreal, 2.65%, 03/08/27	645	604,913
Bank of New York Mellon Corp. (The)
2.05%, 01/26/27 (Call 12/26/26)	865	809,251
3.25%, 05/16/27 (Call 02/16/27)(a)	1,851	1,820,496
Bank of Nova Scotia (The)
1.95%, 02/02/27	825	752,194
2.95%, 03/11/27	400	380,880
Canadian Imperial Bank of Commerce, 3.45%, 04/07/27	255	246,774
Citigroup Inc., 4.45%, 09/29/27	7,064	7,022,958
Fifth Third Bancorp., 2.55%, 05/05/27 (Call 04/05/27)	1,964	1,835,338
Fifth Third Bank NA, 2.25%, 02/01/27 (Call 01/01/27)	1,329	1,245,472
Goldman Sachs Group Inc. (The)
3.85%, 01/26/27 (Call 01/26/26)	4,759	4,656,777
5.95%, 01/15/27	1,911	2,029,023
ING Groep NV, 3.95%, 03/29/27	3,168	3,096,372
JPMorgan Chase & Co.
3.63%, 12/01/27 (Call 12/01/26)(a)	1,361	1,314,780
4.25%, 10/01/27	3,058	3,040,172
8.00%, 04/29/27	1,740	2,021,880
KeyCorp., 2.25%, 04/06/27	2,168	2,000,869
Lloyds Banking Group PLC, 3.75%, 01/11/27	2,868	2,793,346
Manufacturers & Traders Trust Co., 3.40%, 08/17/27(a)	940	911,433
Mitsubishi UFJ Financial Group Inc.
3.29%, 07/25/27(a)	2,466	2,364,154
3.68%, 02/22/27(a)	1,831	1,796,357
Mizuho Financial Group Inc.
3.17%, 09/11/27	2,396	2,267,766
3.66%, 02/28/27(a)	1,005	981,835
Morgan Stanley
3.63%, 01/20/27(a)	4,656	4,542,347
3.95%, 04/23/27	2,985	2,926,375
PNC Bank N.A., 3.10%, 10/25/27 (Call 09/25/27)	2,500	2,423,550
PNC Financial Services Group Inc. (The), 3.15%, 05/19/27 (Call 04/19/27)(a)	1,614	1,571,584
Royal Bank of Canada
2.05%, 01/21/27(a)	160	147,413
3.63%, 05/04/27	1,160	1,138,911
Santander Holdings USA Inc., 4.40%, 07/13/27 (Call 04/14/27)(a)	2,352	2,321,259
Sumitomo Mitsui Financial Group Inc.
2.17%, 01/14/27	865	793,352
3.35%, 10/18/27	1,569	1,508,044
3.36%, 07/12/27	3,443	3,320,395
3.45%, 01/11/27	2,187	2,118,984
Toronto-Dominion Bank (The)
1.95%, 01/12/27(a)	1,070	982,656
2.80%, 03/10/27(a)	1,740	1,653,992
Truist Financial Corp., 1.13%, 08/03/27 (Call 06/03/27)	2,145	1,866,257
U.S. Bancorp., Series X, 3.15%, 04/27/27 (Call 03/27/27)	2,815	2,745,554
Wells Fargo & Co., 4.30%, 07/22/27(a)	4,355	4,346,116
Westpac Banking Corp., 3.35%, 03/08/27(a)	2,512	2,462,413

		90,667,907

Beverages — 1.8%
Coca-Cola Co. (The)
1.45%, 06/01/27(a)	2,412	2,193,545
2.90%, 05/25/27	986	961,527
3.38%, 03/25/27(a)	2,458	2,453,232

52	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® iBonds® Dec 2027 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Beverages (continued)
Constellation Brands Inc., 3.50%, 05/09/27 (Call 02/09/27)(a)	$1,340	$1,310,855
Keurig Dr Pepper Inc., 3.43%, 06/15/27 (Call 03/15/27)(a)	1,445	1,411,577
PepsiCo Inc.
2.63%, 03/19/27 (Call 01/19/27)	1,217	1,172,202
3.00%, 10/15/27 (Call 07/15/27)(a)	2,844	2,785,499

		12,288,437

Biotechnology — 1.5%
Amgen Inc.
2.20%, 02/21/27 (Call 12/21/26)	2,441	2,263,637
3.20%, 11/02/27 (Call 08/02/27)(a)	2,421	2,330,794
Bio-Rad Laboratories Inc., 3.30%, 03/15/27 (Call 02/15/27)	480	459,350
Gilead Sciences Inc.
1.20%, 10/01/27 (Call 08/01/27)	1,417	1,230,069
2.95%, 03/01/27 (Call 12/01/26)	2,713	2,599,786
Royalty Pharma PLC, 1.75%, 09/02/27 (Call 07/02/27)(a)	1,968	1,730,325

		10,613,961

Building Materials — 0.5%
Carrier Global Corp., 2.49%, 02/15/27 (Call 12/15/26)	460	428,628
Lennox International Inc., 1.70%, 08/01/27 (Call 06/01/27)	540	480,670
Martin Marietta Materials Inc.
3.45%, 06/01/27 (Call 03/01/27)	485	470,921
3.50%, 12/15/27 (Call 09/15/27)	950	922,355
Masco Corp., 3.50%, 11/15/27 (Call 08/15/27)(a)	788	756,181
Vulcan Materials Co., 3.90%, 04/01/27 (Call 01/01/27)(a)	561	560,680

		3,619,435

Chemicals — 1.2%
Air Products and Chemicals Inc., 1.85%, 05/15/27 (Call 03/15/27)(a)	1,526	1,404,363
Ecolab Inc.
1.65%, 02/01/27 (Call 01/01/27)(a)	765	703,678
3.25%, 12/01/27 (Call 09/01/27)	1,306	1,281,943
LYB International Finance II BV, 3.50%, 03/02/27 (Call 12/02/26)	490	478,681
Mosaic Co. (The), 4.05%, 11/15/27 (Call 08/15/27)(a)	671	665,947
RPM International Inc., 3.75%, 03/15/27 (Call 12/15/26)(a)	901	887,287
Sherwin-Williams Co. (The), 3.45%, 06/01/27 (Call 03/01/27)(a)	3,156	3,063,876

		8,485,775

Commercial Services — 0.8%
Cintas Corp. No. 2, 3.70%, 04/01/27 (Call 01/01/27)	1,748	1,737,704
Global Payments Inc., 2.15%, 01/15/27 (Call 12/15/26)	1,381	1,253,506
Leland Stanford Junior University (The), 1.29%, 06/01/27 (Call 04/01/27)	151	134,508
S&P Global Inc.
2.45%, 03/01/27 (Call 02/01/27)(b)	470	442,961
2.95%, 01/22/27 (Call 10/22/26)	1,438	1,387,886
United Rentals North America Inc., 3.88%, 11/15/27 (Call 11/15/22)(a)	880	842,785

		5,799,350

Computers — 3.3%
Apple Inc.
2.90%, 09/12/27 (Call 06/12/27)	3,119	3,017,788
3.00%, 06/20/27 (Call 03/20/27)	1,299	1,277,852
3.00%, 11/13/27 (Call 08/13/27)(a)	2,417	2,373,615
3.20%, 05/11/27 (Call 02/11/27)	3,323	3,278,837
3.35%, 02/09/27 (Call 11/09/26)(a)	3,677	3,662,366
Dell International LLC/EMC Corp., 6.10%, 07/15/27 (Call 05/15/27)	1,175	1,256,991
HP Inc., 3.00%, 06/17/27 (Call 04/17/27)(a)	2,378	2,233,679

Security	Par (000)	Value

Computers (continued)
International Business Machines Corp.
1.70%, 05/15/27 (Call 03/15/27)	$2,189	$1,987,415
2.20%, 02/09/27 (Call 01/09/27)	720	674,820
3.30%, 01/27/27(a)	1,102	1,086,462
6.22%, 08/01/27	710	791,487
NetApp Inc., 2.38%, 06/22/27 (Call 04/22/27)(a)	1,573	1,457,023

		23,098,335

Cosmetics & Personal Care — 1.1%
Estee Lauder Companies Inc. (The), 3.15%, 03/15/27 (Call 12/15/26)	1,206	1,179,637
GSK Consumer Healthcare Capital US LLC., 3.38%, 03/24/27 (Call 02/24/27)(b)	895	866,602
Procter & Gamble Co. (The)
1.90%, 02/01/27(a)	690	649,856
2.80%, 03/25/27	1,064	1,034,506
2.85%, 08/11/27(a)	1,758	1,708,600
Unilever Capital Corp., 2.90%, 05/05/27 (Call 02/05/27)(a)	2,035	1,965,667

		7,404,868

Diversified Financial Services — 6.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.65%, 07/21/27 (Call 04/21/27)(a)	1,992	1,865,428
4.63%, 10/15/27 (Call 08/15/27)	1,045	1,015,186
Air Lease Corp.
2.20%, 01/15/27 (Call 12/15/26)	1,400	1,251,866
3.63%, 04/01/27 (Call 01/01/27)	823	780,089
3.63%, 12/01/27 (Call 09/01/27)	745	694,087
American Express Co.
2.55%, 03/04/27 (Call 02/01/27)(a)	1,340	1,262,950
3.30%, 05/03/27	2,983	2,907,441
American Express Credit Corp., 3.30%, 05/03/27 (Call 04/03/27)	175	170,727
Andrew W Mellon Foundation (The), Series 2020, 0.95%, 08/01/27 (Call 06/01/27)	86	75,637
Capital One Financial Corp.
3.65%, 05/11/27 (Call 04/11/27)	1,897	1,836,637
3.75%, 03/09/27 (Call 02/09/27)(a)	2,749	2,680,358
Cboe Global Markets Inc., 3.65%, 01/12/27 (Call 10/12/26)	1,283	1,278,638
Charles Schwab Corp. (The)
2.45%, 03/03/27 (Call 02/03/27)	3,365	3,166,902
3.20%, 03/02/27 (Call 12/02/26)(a)	1,208	1,182,608
3.30%, 04/01/27 (Call 01/01/27)(a)	1,166	1,142,202
Corebridge Financial Inc., 3.65%, 04/05/27	1,220	1,183,766
Discover Financial Services, 4.10%, 02/09/27 (Call 11/09/26)	2,359	2,334,018
Eaton Vance Corp., 3.50%, 04/06/27 (Call 01/06/27)	539	524,188
Intercontinental Exchange Inc., 3.10%, 09/15/27 (Call 06/15/27)	1,591	1,535,235
Jefferies Group LLC, 6.45%, 06/08/27	576	632,465
Jefferies Group LLC/Jefferies Group Capital Finance Inc., 4.85%, 01/15/27(a)	1,452	1,492,598
Lazard Group LLC, 3.63%, 03/01/27 (Call 12/01/26)	526	509,131
Mastercard Inc., 3.30%, 03/26/27 (Call 01/26/27)	2,499	2,481,432
Morgan Stanley Domestic Holdings Inc., 3.80%, 08/24/27 (Call 05/24/27)	893	874,542
Nomura Holdings Inc., 2.33%, 01/22/27	2,071	1,885,790
ORIX Corp., 3.70%, 07/18/27(a)	697	687,333
Synchrony Financial, 3.95%, 12/01/27 (Call 09/01/27)(a)	2,241	2,145,377
Visa Inc.
0.75%, 08/15/27 (Call 06/15/27)	1,112	978,771
1.90%, 04/15/27 (Call 02/15/27)	2,828	2,631,907

S C H E D U L E O F I N V E S T M E N T S	53

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® iBonds® Dec 2027 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
2.75%, 09/15/27 (Call 06/15/27)(a)	$1,359	$1,317,686

		42,524,995

Electric — 5.1%
Ameren Corp., 1.95%, 03/15/27 (Call 02/15/27)	825	753,242
American Electric Power Co. Inc., 3.20%, 11/13/27 (Call 08/13/27)(a)	1,411	1,347,336
Appalachian Power Co., Series X, 3.30%, 06/01/27 (Call 03/01/27)(a)	922	896,875
Arizona Public Service Co., 2.95%, 09/15/27 (Call 06/15/27)	234	223,283
Black Hills Corp., 3.15%, 01/15/27 (Call 07/15/26)	742	714,895
CenterPoint Energy Houston Electric LLC, Series AA, 3.00%, 02/01/27 (Call 11/01/26)	589	571,772
CMS Energy Corp., 3.45%, 08/15/27 (Call 05/15/27)(a)	1,188	1,162,054
Commonwealth Edison Co., Series 122, 2.95%, 08/15/27 (Call 05/15/27)	516	494,302
Connecticut Light & Power Co. (The), Series A, 3.20%, 03/15/27 (Call 12/15/26)(a)	687	673,727
Consolidated Edison Co. of New York Inc., Series B, 3.13%, 11/15/27 (Call 08/15/27)	562	538,379
Dominion Energy Inc., Series B, 3.60%, 03/15/27 (Call 01/15/27)(a)	572	561,126
Duke Energy Corp., 3.15%, 08/15/27 (Call 05/15/27)(a)	1,464	1,401,897
Duke Energy Florida LLC, 3.20%, 01/15/27 (Call 10/15/26)(a)	985	964,975
Edison International, 5.75%, 06/15/27 (Call 04/15/27)	1,120	1,163,019
Entergy Louisiana LLC, 3.12%, 09/01/27 (Call 06/01/27)	1,117	1,071,873
Evergy Kansas Central Inc., 3.10%, 04/01/27 (Call 01/01/27)(a)	565	549,779
Eversource Energy, 2.90%, 03/01/27 (Call 02/01/27)	1,010	961,065
Exelon Corp., 2.75%, 03/15/27 (Call 02/15/27)(b)	415	392,893
Georgia Power Co., 3.25%, 03/30/27 (Call 12/30/26)	836	807,877
Gulf Power Co., Series A, 3.30%, 05/30/27 (Call 02/28/27)	797	779,227
ITC Holdings Corp., 3.35%, 11/15/27 (Call 08/15/27)(a)	1,145	1,110,043
MidAmerican Energy Co., 3.10%, 05/01/27 (Call 02/01/27)	699	680,372
National Rural Utilities Cooperative Finance Corp., 3.05%, 04/25/27 (Call 01/25/27)(a)	880	856,205
NextEra Energy Capital Holdings Inc.
1.88%, 01/15/27 (Call 12/15/26)(a)	960	877,843
3.55%, 05/01/27 (Call 02/01/27)	2,823	2,765,834
NSTAR Electric Co., 3.20%, 05/15/27 (Call 02/15/27)(a)	1,185	1,160,613
Pacific Gas and Electric Co.
2.10%, 08/01/27 (Call 06/01/27)(a)	1,518	1,309,852
3.30%, 03/15/27 (Call 12/15/26)	1,095	1,017,222
3.30%, 12/01/27 (Call 09/01/27)(a)	2,217	2,016,095
Public Service Electric & Gas Co., 3.00%, 05/15/27 (Call 02/15/27)	1,043	1,011,491
Sempra Energy, 3.25%, 06/15/27 (Call 03/15/27)	1,848	1,769,848
Union Electric Co., 2.95%, 06/15/27 (Call 03/15/27)	784	754,412
Virginia Electric & Power Co., Series A, 3.50%, 03/15/27 (Call 12/15/26)	1,329	1,314,394
WEC Energy Group Inc., 1.38%, 10/15/27 (Call 08/15/27)	1,121	979,059
Wisconsin Power and Light Co., 3.05%, 10/15/27 (Call 07/15/27)(a)	672	645,275
Xcel Energy Inc., 1.75%, 03/15/27 (Call 02/15/27)	896	810,970

		35,109,124

Electrical Components & Equipment — 0.1%
Emerson Electric Co., 1.80%, 10/15/27 (Call 08/15/27)	673	608,708

Electronics — 0.8%
Allegion U.S. Holding Co. Inc., 3.55%, 10/01/27 (Call 07/01/27)	720	683,042
Honeywell International Inc., 1.10%, 03/01/27 (Call 02/01/27)(a)	1,453	1,301,670

Security	Par (000)	Value

Electronics (continued)
Hubbell Inc., 3.15%, 08/15/27 (Call 05/15/27)(a)	$235	$226,406
Jabil Inc., 4.25%, 05/15/27 (Call 04/15/27)	480	475,522
Keysight Technologies Inc., 4.60%, 04/06/27 (Call 01/06/27)(a)	1,728	1,770,768
Tyco Electronics Group SA, 3.13%, 08/15/27 (Call 05/15/27)	1,372	1,325,887

		5,783,295

Entertainment — 0.7%
Magallanes Inc., 3.76%, 03/15/27 (Call 02/15/27)(b)	4,660	4,499,183

Environmental Control — 0.4%
Republic Services Inc., 3.38%, 11/15/27 (Call 08/15/27)	1,485	1,439,633
Waste Management Inc., 3.15%, 11/15/27 (Call 08/15/27)(a)	1,261	1,223,271

		2,662,904

Food — 2.2%
Conagra Brands Inc., 1.38%, 11/01/27 (Call 09/01/27)	2,289	1,943,659
General Mills Inc., 3.20%, 02/10/27 (Call 11/10/26)(a)	1,538	1,501,365
JM Smucker Co. (The), 3.38%, 12/15/27 (Call 09/15/27)(a)	685	663,875
Kellogg Co., 3.40%, 11/15/27 (Call 08/15/27)(a)	1,509	1,461,572
Kraft Heinz Foods Co., 3.88%, 05/15/27 (Call 02/15/27)(a)	2,415	2,364,695
Kroger Co. (The), 3.70%, 08/01/27 (Call 05/01/27)(a)	1,037	1,027,480
McCormick & Co. Inc./MD, 3.40%, 08/15/27 (Call 05/15/27)(a)	1,580	1,535,965
Mondelez International Inc., 2.63%, 03/17/27 (Call 02/17/27)	1,020	963,339
Sysco Corp., 3.25%, 07/15/27 (Call 04/15/27)	1,549	1,491,517
Tyson Foods Inc., 3.55%, 06/02/27 (Call 03/02/27)(a)	2,255	2,210,351

		15,163,818

Forest Products & Paper — 0.3%
Celulosa Arauco y Constitucion SA, 3.88%, 11/02/27 (Call 08/02/27)	821	796,033
Fibria Overseas Finance Ltd., 5.50%, 01/17/27(a)	1,233	1,264,072

		2,060,105

Gas — 0.5%
Atmos Energy Corp., 3.00%, 06/15/27 (Call 03/15/27)	599	577,484
National Fuel Gas Co., 3.95%, 09/15/27 (Call 06/15/27)	365	349,294
NiSource Inc., 3.49%, 05/15/27 (Call 02/15/27)	2,258	2,193,715
Southern California Gas Co., 2.95%, 04/15/27 (Call 03/15/27)	115	110,000

		3,230,493

Hand & Machine Tools — 0.0%
Snap-on Inc., 3.25%, 03/01/27 (Call 12/01/26)	91	89,704

Health Care - Products — 0.5%
Baxter International Inc., 1.92%, 02/01/27 (Call 01/01/27)(b)	2,936	2,671,320
Medtronic Global Holdings SCA, 3.35%, 04/01/27 (Call 01/01/27)(a)	825	814,547

		3,485,867

Health Care - Services — 2.2%
Anthem Inc., 3.65%, 12/01/27 (Call 09/01/27)	2,839	2,783,753
HCA Inc.
3.13%, 03/15/27 (Call 02/15/27)(a)(b)	1,355	1,277,237
4.50%, 02/15/27 (Call 08/15/26)	1,763	1,771,304
Humana Inc.
1.35%, 02/03/27 (Call 01/03/27)	1,154	1,019,247
3.95%, 03/15/27 (Call 12/15/26)	1,194	1,185,487
Kaiser Foundation Hospitals, 3.15%, 05/01/27 (Call 02/01/27)	1,156	1,123,632
Laboratory Corp. of America Holdings, 3.60%, 09/01/27 (Call 06/01/27)(a)	1,532	1,505,833
SSM Health Care Corp., Series A, 3.82%, 06/01/27 (Call 03/01/27)(a)	645	646,483
UnitedHealth Group Inc.
2.95%, 10/15/27	1,455	1,403,260
3.38%, 04/15/27	1,008	996,630

54	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® iBonds® Dec 2027 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
3.45%, 01/15/27	$1,667	$1,660,799

		15,373,665

Holding Companies - Diversified — 1.4%
Ares Capital Corp., 2.88%, 06/15/27 (Call 05/15/27)	1,175	1,050,309
Blackstone Private Credit Fund, 3.25%, 03/15/27 (Call 02/15/27)(b)	2,215	1,985,526
Blackstone Secured Lending Fund, 2.13%, 02/15/27 (Call 01/15/27)(b)	1,205	1,047,073
FS KKR Capital Corp.
2.63%, 01/15/27 (Call 12/15/26)(a)	1,310	1,178,476
3.25%, 07/15/27 (Call 06/15/27)	685	620,781
Golub Capital BDC Inc., 2.05%, 02/15/27 (Call 01/15/27)	650	559,085
Morgan Stanley Direct Lending Fund, 4.50%, 02/11/27 (Call 01/11/27)(b)	45	41,963
Oaktree Specialty Lending Corp., 2.70%, 01/15/27 (Call 12/15/26)	640	567,878
Owl Rock Capital Corp., 2.63%, 01/15/27 (Call 12/15/26)	990	873,715
Owl Rock Capital Corp. III, 3.13%, 04/13/27 (Call 03/13/27)(b)	785	680,124
OWL Rock Core Income Corp., 4.70%, 02/08/27 (Call 01/08/27)(b)	390	368,027
Owl Rock Technology Finance Corp., 2.50%, 01/15/27 (Call 12/15/26)	630	554,154

		9,527,111

Home Builders — 0.9%
DR Horton Inc., 1.40%, 10/15/27 (Call 08/15/27)	1,059	909,903
Lennar Corp.
4.75%, 11/29/27 (Call 05/29/27)(a)	1,456	1,459,509
5.00%, 06/15/27 (Call 12/15/26)	1,031	1,046,372
PulteGroup Inc., 5.00%, 01/15/27 (Call 10/15/26)	1,431	1,470,825
Toll Brothers Finance Corp., 4.88%, 03/15/27 (Call 12/15/26)(a)	1,241	1,233,951

		6,120,560

Home Furnishings — 0.2%
Leggett & Platt Inc., 3.50%, 11/15/27 (Call 08/15/27)	1,538	1,474,634

Household Products & Wares — 0.4%
Church & Dwight Co. Inc., 3.15%, 08/01/27 (Call 05/01/27)	900	874,395
Clorox Co. (The), 3.10%, 10/01/27 (Call 07/01/27)	1,099	1,065,140
Kimberly-Clark Corp., 1.05%, 09/15/27 (Call 07/15/27)	725	637,906

		2,577,441

Insurance — 1.6%
American Equity Investment Life Holding Co., 5.00%, 06/15/27 (Call 03/15/27)	1,208	1,237,330
Aon Corp., 8.21%, 01/01/27	595	674,040
Aon Corp./Aon Global Holdings PLC, 2.85%, 05/28/27 (Call 04/28/27)(a)	970	920,433
AXIS Specialty Finance PLC, 4.00%, 12/06/27 (Call 09/06/27)	778	761,413
Berkshire Hathaway Finance Corp., 2.30%, 03/15/27 (Call 02/15/27)	415	396,470
Brighthouse Financial Inc., 3.70%, 06/22/27 (Call 03/22/27)	1,445	1,403,774
CNA Financial Corp., 3.45%, 08/15/27 (Call 05/15/27)	1,490	1,445,762
Manulife Financial Corp., 2.48%, 05/19/27 (Call 03/19/27)(a)	1,138	1,080,326
Markel Corp., 3.50%, 11/01/27 (Call 08/01/27)	619	602,207
Mercury General Corp., 4.40%, 03/15/27 (Call 12/15/26)	761	760,064
Progressive Corp. (The)
2.45%, 01/15/27	804	762,514
2.50%, 03/15/27 (Call 02/15/27)	360	341,208
RenaissanceRe Finance Inc., 3.45%, 07/01/27 (Call 04/01/27)(a)	556	542,556

		10,928,097

Security	Par (000)	Value

Internet — 3.0%
Alibaba Group Holding Ltd., 3.40%, 12/06/27 (Call 09/06/27)(a)	$3,871	$3,710,005
Alphabet Inc., 0.80%, 08/15/27 (Call 06/15/27)(a)	2,592	2,276,243
Amazon.com Inc.
1.20%, 06/03/27 (Call 04/03/27)	1,909	1,704,699
3.15%, 08/22/27 (Call 05/22/27)	6,415	6,285,545
3.30%, 04/13/27	1,225	1,215,090
Baidu Inc.
1.63%, 02/23/27 (Call 01/23/27)(a)	95	84,314
3.63%, 07/06/27(a)	1,255	1,218,906
eBay Inc., 3.60%, 06/05/27 (Call 03/05/27)(a)	2,109	2,072,725
Expedia Group Inc., 4.63%, 08/01/27 (Call 05/01/27)	1,872	1,881,079
VeriSign Inc., 4.75%, 07/15/27 (Call 07/15/22)(a)	170	169,983

		20,618,589

Iron & Steel — 0.1%
Steel Dynamics Inc., 1.65%, 10/15/27 (Call 08/15/27)(a)	901	795,610

Lodging — 0.1%
Sands China Ltd., 2.55%, 03/08/27 (Call 02/08/27)(a)(b)	500	421,045

Machinery — 0.8%
Caterpillar Financial Services Corp.
1.10%, 09/14/27(a)	882	780,782
1.70%, 01/08/27(a)	185	170,836
CNH Industrial NV, 3.85%, 11/15/27 (Call 08/15/27)(a)	1,099	1,068,327
John Deere Capital Corp, 2.35%, 03/08/27	865	817,797
John Deere Capital Corp.
1.70%, 01/11/27	416	383,032
1.75%, 03/09/27(a)	702	645,384
2.80%, 09/08/27	919	882,920
Otis Worldwide Corp., 2.29%, 04/05/27 (Call 02/05/27)(a)	1,191	1,099,591

		5,848,669

Manufacturing — 1.0%
3M Co., 2.88%, 10/15/27 (Call 07/15/27)(a)	1,504	1,451,510
Carlisle Companies Inc., 3.75%, 12/01/27 (Call 09/01/27)	1,450	1,412,996
Eaton Corp., 3.10%, 09/15/27 (Call 06/15/27)(a)	1,506	1,466,995
Parker-Hannifin Corp., 3.25%, 03/01/27 (Call 12/01/26)	1,441	1,406,560
Textron Inc., 3.65%, 03/15/27 (Call 12/15/26)	896	880,983

		6,619,044

Media — 1.7%
Comcast Corp.
2.35%, 01/15/27 (Call 10/15/26)	2,521	2,366,639
3.30%, 02/01/27 (Call 11/01/26)(a)	2,733	2,680,663
3.30%, 04/01/27 (Call 02/01/27)	1,244	1,219,394
FactSet Research Systems Inc., 2.90%, 03/01/27 (Call 02/01/27)	1,150	1,087,612
Paramount Global, 2.90%, 01/15/27 (Call 10/15/26)	1,925	1,820,819
TWDC Enterprises 18 Corp., 2.95%, 06/15/27	1,711	1,649,952
Walt Disney Co. (The), 3.70%, 03/23/27	1,061	1,061,626

		11,886,705

Mining — 0.3%
Freeport-McMoRan Inc., 5.00%, 09/01/27 (Call 09/01/22)(a)	1,255	1,270,110
Kinross Gold Corp., 4.50%, 07/15/27 (Call 04/15/27)	1,006	1,009,219

		2,279,329

Oil & Gas — 3.5%
BP Capital Markets America Inc.
3.02%, 01/16/27 (Call 10/16/26)	1,673	1,611,751
3.54%, 04/06/27 (Call 02/06/27)	891	876,584
3.59%, 04/14/27 (Call 01/14/27)	1,385	1,365,111
BP Capital Markets PLC, 3.28%, 09/19/27 (Call 06/19/27)(a)	2,517	2,437,136

S C H E D U L E O F I N V E S T M E N T S	55

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® iBonds® Dec 2027 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Canadian Natural Resources Ltd., 3.85%, 06/01/27 (Call 03/01/27)	$2,528	$2,472,258
Cenovus Energy Inc., 4.25%, 04/15/27 (Call 01/15/27)	1,673	1,673,418
Chevron Corp., 2.00%, 05/11/27 (Call 03/11/27)	2,498	2,314,672
Chevron USA Inc., 1.02%, 08/12/27 (Call 06/12/27)	1,385	1,212,664
Coterra Energy Inc., 3.90%, 05/15/27 (Call 02/15/27)(a)(b)	1,344	1,315,494
Devon Energy Corp., 5.25%, 10/15/27 (Call 10/15/22)	593	611,875
Eni USA Inc., 7.30%, 11/15/27	262	300,564
EQT Corp., 3.90%, 10/01/27 (Call 07/01/27)	201	192,811
Exxon Mobil Corp., 3.29%, 03/19/27 (Call 01/19/27)(a)	2,060	2,037,443
Hess Corp., 4.30%, 04/01/27 (Call 01/01/27)	2,062	2,053,525
Marathon Oil Corp., 4.40%, 07/15/27 (Call 04/15/27)	1,984	1,977,493
Valero Energy Corp., 2.15%, 09/15/27 (Call 07/15/27)(a)	1,775	1,605,328

		24,058,127

Oil & Gas Services — 0.3%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc., 3.34%, 12/15/27 (Call 09/15/27)	2,251	2,154,590

Packaging & Containers — 0.6%
Berry Global Inc., 1.65%, 01/15/27 (Call 12/15/26)	1,296	1,151,379
Packaging Corp. of America, 3.40%, 12/15/27 (Call 09/15/27)(a)	1,586	1,539,863
Sonoco Products Co., 2.25%, 02/01/27 (Call 01/01/27)	776	719,833
WRKCo Inc., 3.38%, 09/15/27 (Call 06/15/27)	929	894,999

		4,306,074

Pharmaceuticals — 5.1%
AmerisourceBergen Corp., 3.45%, 12/15/27 (Call 09/15/27)	1,914	1,863,356
AstraZeneca PLC, 3.13%, 06/12/27 (Call 03/12/27)(a)	1,829	1,786,622
Becton Dickinson and Co., 3.70%, 06/06/27 (Call 03/06/27)	3,129	3,079,499
Bristol-Myers Squibb Co.
1.13%, 11/13/27 (Call 09/13/27)(a)	1,644	1,440,851
3.25%, 02/27/27	15	14,807
3.45%, 11/15/27 (Call 08/15/27)	135	133,275
Cardinal Health Inc., 3.41%, 06/15/27 (Call 03/15/27)(a)	2,862	2,787,273
Cigna Corp.
3.05%, 10/15/27 (Call 07/15/27)	1,465	1,400,774
3.40%, 03/01/27 (Call 12/01/26)	2,580	2,509,566
CVS Health Corp.
1.30%, 08/21/27 (Call 06/21/27)	4,042	3,539,256
3.63%, 04/01/27 (Call 02/01/27)(a)	2,023	1,990,349
6.25%, 06/01/27	557	614,243
Eli Lilly & Co.
3.10%, 05/15/27 (Call 02/15/27)(a)	798	779,582
5.50%, 03/15/27	50	54,053
Johnson & Johnson
0.95%, 09/01/27 (Call 07/01/27)(a)	2,911	2,573,761
2.95%, 03/03/27 (Call 12/03/26)	1,420	1,407,731
Merck & Co. Inc., 1.70%, 06/10/27 (Call 05/10/27)	3,086	2,824,585
Novartis Capital Corp.
2.00%, 02/14/27 (Call 12/14/26)	1,515	1,423,236
3.10%, 05/17/27 (Call 02/17/27)	1,749	1,711,729
Viatris Inc., 2.30%, 06/22/27 (Call 04/22/27)	1,541	1,364,278
Zoetis Inc., 3.00%, 09/12/27 (Call 06/12/27)	1,646	1,582,497

		34,881,323

Pipelines — 4.0%
Boardwalk Pipelines LP, 4.45%, 07/15/27 (Call 04/15/27)(a)	1,384	1,371,364
Cheniere Corpus Christi Holdings LLC, 5.13%, 06/30/27 (Call 01/01/27)	2,842	2,924,361
Enbridge Inc., 3.70%, 07/15/27 (Call 04/15/27)	1,669	1,632,249

Security	Par (000)	Value

Pipelines (continued)
Energy Transfer LP
4.00%, 10/01/27 (Call 07/01/27)	$1,823	$1,764,190
4.20%, 04/15/27 (Call 01/15/27)(a)	1,031	1,012,823
4.40%, 03/15/27 (Call 12/15/26)	1,407	1,390,805
5.50%, 06/01/27 (Call 03/01/27)(a)	1,481	1,533,798
Enterprise Products Operating LLC, 3.95%, 02/15/27 (Call 11/15/26)(a)	873	870,372
MPLX LP
4.13%, 03/01/27 (Call 12/01/26)	2,712	2,687,348
4.25%, 12/01/27 (Call 09/01/27)	1,390	1,374,752
Northwest Pipeline LLC, 4.00%, 04/01/27 (Call 01/01/27)(a)	945	938,886
ONEOK Inc., 4.00%, 07/13/27 (Call 04/13/27)	1,398	1,368,754
Sabine Pass Liquefaction LLC, 5.00%, 03/15/27 (Call 09/15/26)	3,315	3,392,372
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 6.50%, 07/15/27 (Call 07/15/22)(a)	530	547,140
TC PipeLines LP, 3.90%, 05/25/27 (Call 02/25/27)(a)	1,044	1,037,590
Tennessee Gas Pipeline Co. LLC, 7.00%, 03/15/27(a)	943	1,055,151
Williams Companies Inc. (The), 3.75%, 06/15/27 (Call 03/15/27)	2,534	2,478,886

		27,380,841

Real Estate Investment Trusts — 6.0%
Alexandria Real Estate Equities Inc., 3.95%, 01/15/27 (Call 10/15/26)	1,049	1,049,713
American Campus Communities Operating Partnership LP, 3.63%, 11/15/27 (Call 08/15/27)	698	692,269
American Tower Corp.
2.75%, 01/15/27 (Call 11/15/26)(a)	1,003	932,971
3.13%, 01/15/27 (Call 10/15/26)	863	815,854
3.55%, 07/15/27 (Call 04/15/27)(a)	1,820	1,739,447
3.65%, 03/15/27 (Call 02/15/27)	995	959,986
AvalonBay Communities Inc., 3.35%, 05/15/27 (Call 02/15/27)	651	634,764
Brandywine Operating Partnership LP, 3.95%, 11/15/27 (Call 08/15/27)	733	710,020
Brixmor Operating Partnership LP, 3.90%, 03/15/27 (Call 12/15/26)	671	654,178
Crown Castle International Corp.
2.90%, 03/15/27 (Call 02/15/27)	1,010	947,168
3.65%, 09/01/27 (Call 06/01/27)	2,060	1,976,714
4.00%, 03/01/27 (Call 12/01/26)	832	820,161
Digital Realty Trust LP, 3.70%, 08/15/27 (Call 05/15/27)(a)	1,894	1,837,786
Duke Realty LP, 3.38%, 12/15/27 (Call 09/15/27)	686	660,090
EPR Properties, 4.50%, 06/01/27 (Call 03/01/27)	600	573,600
Equinix Inc., 1.80%, 07/15/27 (Call 05/15/27)	1,198	1,057,810
ERP Operating LP, 3.25%, 08/01/27 (Call 05/01/27)	657	632,126
Essex Portfolio LP, 3.63%, 05/01/27 (Call 02/01/27)(a)	405	401,007
Federal Realty Investment Trust, 3.25%, 07/15/27 (Call 04/15/27)	616	587,836
Healthcare Trust of America Holdings LP, 3.75%, 07/01/27 (Call 04/01/27)	791	772,965
Healthpeak Properties Inc., 1.35%, 02/01/27 (Call 01/01/27)(a)	761	682,952
Highwoods Realty LP, 3.88%, 03/01/27 (Call 12/01/26)	425	418,952
Hudson Pacific Properties LP, 3.95%, 11/01/27 (Call 08/01/27)(a)	566	551,420
Kimco Realty Corp., 3.80%, 04/01/27 (Call 01/01/27)(a)	505	497,748
Life Storage LP, 3.88%, 12/15/27 (Call 09/15/27)	781	766,278
Mid-America Apartments LP, 3.60%, 06/01/27 (Call 03/01/27)(a)	1,234	1,208,654
National Retail Properties Inc., 3.50%, 10/15/27 (Call 07/15/27)	570	547,685

56	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® iBonds® Dec 2027 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Office Properties Income Trust, 2.40%, 02/01/27 (Call 01/01/27)	$728	$630,062
Omega Healthcare Investors Inc., 4.50%, 04/01/27 (Call 01/01/27)	1,111	1,083,881
Physicians Realty LP, 4.30%, 03/15/27 (Call 12/15/26)	598	600,542
Prologis LP, 2.13%, 04/15/27 (Call 02/15/27)(a)	898	832,383
Public Storage, 3.09%, 09/15/27 (Call 06/15/27)	1,161	1,124,405
Realty Income Corp.
3.00%, 01/15/27 (Call 10/15/26)	1,332	1,278,907
3.95%, 08/15/27 (Call 05/15/27)	1,621	1,611,825
Regency Centers LP, 3.60%, 02/01/27 (Call 11/01/26)	1,416	1,389,960
Simon Property Group LP
1.38%, 01/15/27 (Call 10/15/26)(a)	1,546	1,381,506
3.38%, 06/15/27 (Call 03/15/27)(a)	1,323	1,286,657
3.38%, 12/01/27 (Call 09/01/27)(a)	1,742	1,676,118
SITE Centers Corp., 4.70%, 06/01/27 (Call 03/01/27)(a)	743	743,602
Spirit Realty LP, 3.20%, 01/15/27 (Call 11/15/26)	775	735,374
Tanger Properties LP, 3.88%, 07/15/27 (Call 04/15/27)(a)	400	387,656
UDR Inc., 3.50%, 07/01/27 (Call 04/01/27)	812	791,586
Ventas Realty LP, 3.85%, 04/01/27 (Call 01/01/27)	1,281	1,269,112
Welltower Inc., 2.70%, 02/15/27 (Call 12/15/26)(a)	1,191	1,136,869
Weyerhaeuser Co., 6.95%, 10/01/27	496	557,836

		41,648,435

Retail — 3.9%
Advance Auto Parts Inc., 1.75%, 10/01/27 (Call 08/01/27)(a)	1,163	1,024,870
AutoNation Inc., 3.80%, 11/15/27 (Call 08/15/27)(a)	1,101	1,067,001
AutoZone Inc., 3.75%, 06/01/27 (Call 03/01/27)(a)	1,419	1,405,264
Costco Wholesale Corp.
1.38%, 06/20/27 (Call 04/20/27)	2,548	2,299,392
3.00%, 05/18/27 (Call 02/18/27)	2,110	2,074,046
Darden Restaurants Inc., 3.85%, 05/01/27 (Call 02/01/27)	1,554	1,528,763
Dollar General Corp., 3.88%, 04/15/27 (Call 01/15/27)(a)	1,516	1,517,986
Home Depot Inc. (The)
2.50%, 04/15/27 (Call 02/15/27)	1,325	1,262,062
2.80%, 09/14/27 (Call 06/14/27)	2,147	2,063,825
2.88%, 04/15/27 (Call 03/15/27)	1,195	1,157,776
Lowe’s Companies Inc.
3.10%, 05/03/27 (Call 02/03/27)	3,026	2,933,556
3.35%, 04/01/27 (Call 03/01/27)	780	761,506
McDonald’s Corp.
3.50%, 03/01/27 (Call 12/01/26)	2,038	2,015,969
3.50%, 07/01/27 (Call 05/01/27)	2,304	2,270,961
O’Reilly Automotive Inc., 3.60%, 09/01/27 (Call 06/01/27)(a)	1,597	1,568,717
Starbucks Corp., 2.00%, 03/12/27 (Call 01/12/27)	1,423	1,311,636
Target Corp., 1.95%, 01/15/27 (Call 12/15/26)	445	417,388
Walmart Inc., 5.88%, 04/05/27(a)	200	222,258

		26,902,976

Semiconductors — 3.1%
Applied Materials Inc., 3.30%, 04/01/27 (Call 01/01/27)	2,768	2,730,577
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.88%, 01/15/27 (Call 10/15/26)	4,643	4,532,729
Intel Corp.
3.15%, 05/11/27 (Call 02/11/27)(a)	2,483	2,440,466
3.75%, 03/25/27 (Call 01/25/27)(a)	1,732	1,741,872
Maxim Integrated Products Inc., 3.45%, 06/15/27 (Call 03/15/27)(a)	1,336	1,297,710
Micron Technology Inc., 4.19%, 02/15/27 (Call 12/15/26)(a)	2,147	2,134,225
NXP BV/NXP Funding LLC/NXP USA Inc., 3.15%, 05/01/27 (Call 03/01/27)(a)(b)	1,036	979,642
QUALCOMM Inc., 3.25%, 05/20/27 (Call 02/20/27)	3,927	3,846,261

Security	Par (000)	Value

Semiconductors (continued)
Texas Instruments Inc., 2.90%, 11/03/27 (Call 08/03/27)(a)	$1,449	$1,409,645
TSMC Arizona Corp., 3.88%, 04/22/27 (Call 03/22/27)	220	219,142

		21,332,269

Shipbuilding — 0.2%
Huntington Ingalls Industries Inc., 3.48%, 12/01/27 (Call 09/01/27)	1,161	1,115,175

Software — 4.3%
Activision Blizzard Inc., 3.40%, 06/15/27 (Call 03/15/27)(a)	990	975,685
Adobe Inc., 2.15%, 02/01/27 (Call 12/01/26)	2,264	2,133,888
Autodesk Inc., 3.50%, 06/15/27 (Call 03/15/27)	1,587	1,543,357
Citrix Systems Inc., 4.50%, 12/01/27 (Call 09/01/27)	1,813	1,836,678
Fiserv Inc., 2.25%, 06/01/27 (Call 04/01/27)	2,511	2,302,336
Intuit Inc., 1.35%, 07/15/27 (Call 05/15/27)(a)	1,658	1,475,222
Microsoft Corp., 3.30%, 02/06/27 (Call 11/06/26)	5,913	5,943,807
Oracle Corp.
2.80%, 04/01/27 (Call 02/01/27)	3,408	3,151,957
3.25%, 11/15/27 (Call 08/15/27)	4,293	4,003,695
Roper Technologies Inc., 1.40%, 09/15/27 (Call 07/15/27)(a)	1,510	1,322,669
Take-Two Interactive Software Inc., 3.70%, 04/14/27	1,040	1,019,054
VMware Inc.
3.90%, 08/21/27 (Call 05/21/27)	2,171	2,124,237
4.65%, 05/15/27 (Call 03/15/27)	1,420	1,439,411
Workday Inc., 3.50%, 04/01/27 (Call 03/01/27)	495	482,892

		29,754,888

Telecommunications — 4.2%
AT&T Inc.
2.30%, 06/01/27 (Call 04/01/27)	3,179	2,928,972
3.80%, 02/15/27 (Call 11/15/26)(a)	2,012	2,010,390
4.25%, 03/01/27 (Call 12/01/26)	3,076	3,139,796
Rogers Communications Inc., 3.20%, 03/15/27 (Call 02/15/27)(b)	1,370	1,306,350
Telefonica Emisiones SA, 4.10%, 03/08/27(a)	2,471	2,446,191
TELUS Corp.
2.80%, 02/16/27 (Call 11/16/26)(a)	1,640	1,577,598
3.70%, 09/15/27 (Call 06/15/27)(a)	1,218	1,217,172
T-Mobile USA Inc., 3.75%, 04/15/27 (Call 02/15/27)	7,085	6,898,310
Verizon Communications Inc.
3.00%, 03/22/27 (Call 01/22/27)	1,415	1,354,664
4.13%, 03/16/27	5,972	6,009,027

		28,888,470

Toys, Games & Hobbies — 0.2%
Hasbro Inc., 3.50%, 09/15/27 (Call 06/15/27)	1,549	1,489,100

Transportation — 1.5%
Burlington Northern Santa Fe LLC, 3.25%, 06/15/27 (Call 03/15/27)(a)	1,580	1,556,585
CSX Corp., 3.25%, 06/01/27 (Call 03/01/27)(a)	2,196	2,122,302
Norfolk Southern Corp.
3.15%, 06/01/27 (Call 03/01/27)(a)	1,241	1,199,687
7.80%, 05/15/27(a)	138	162,325
Ryder System Inc., 2.85%, 03/01/27 (Call 02/01/27)	365	344,458
Union Pacific Corp.
2.15%, 02/05/27 (Call 12/05/26)	1,477	1,381,999
3.00%, 04/15/27 (Call 01/15/27)	1,337	1,293,441
United Parcel Service Inc., 3.05%, 11/15/27 (Call 08/15/27)(a)	2,141	2,081,887

		10,142,684

Trucking & Leasing — 0.1%
GATX Corp., 3.85%, 03/30/27 (Call 12/30/26)	841	831,976

S C H E D U L E O F I N V E S T M E N T S	57

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® iBonds® Dec 2027 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

Venture Capital — 0.1%
Hercules Capital Inc., 3.38%, 01/20/27 (Call 12/20/26)	$565	$519,958

Water — 0.1%
American Water Capital Corp., 2.95%, 09/01/27 (Call 06/01/27)(a)	888	847,534

Total Corporate Bonds & Notes — 98.8% (Cost: $727,102,893)		680,711,403

Short-Term Investments

Money Market Funds — 11.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.38%(c)(d)(e)	76,377	76,377,348
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.34%(c)(d)	3,587	3,587,000

		79,964,348

Total Short-Term Investments — 11.6% (Cost: $79,960,965)		79,964,348

Total Investments in Securities — 110.4% (Cost: $807,063,858)		760,675,751

Other Assets, Less Liabilities — (10.4)%		(71,373,507)

Net Assets — 100.0%		$689,302,244

(a)	All or a portion of this security is on loan.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/22	Shares Held at 04/30/22 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$56,469,640	$19,936,320	(a)	$—	$(24,191)	$(4,421)	$76,377,348	76,377	$54,638	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,717,000	870,000	(a)	—	—	—	3,587,000	3,587	1,735		—

					$(24,191)	$(4,421)	$79,964,348		$56,373		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Corporate Bonds & Notes	$—	$680,711,403	$—	$680,711,403
Money Market Funds	79,964,348	—	—	79,964,348

	$79,964,348	$680,711,403	$—	$760,675,751

See notes to financial statements.

58	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) April 30, 2022	iShares® iBonds® Dec 2028 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.3%
Interpublic Group of Companies Inc. (The), 4.65%, 10/01/28 (Call 07/01/28)	$803	$812,805

Aerospace & Defense — 3.2%
Boeing Co. (The)
3.25%, 02/01/28 (Call 12/01/27)	855	791,345
3.25%, 03/01/28 (Call 12/01/27)	570	520,382
3.45%, 11/01/28 (Call 08/01/28)	385	354,470
General Dynamics Corp., 3.75%, 05/15/28 (Call 02/15/28)	1,102	1,098,385
L3Harris Technologies Inc., 4.40%, 06/15/28 (Call 03/15/28)	1,786	1,789,551
Northrop Grumman Corp., 3.25%, 01/15/28 (Call 10/15/27)	1,961	1,884,482
Raytheon Technologies Corp., 4.13%, 11/16/28 (Call 08/16/28)	2,920	2,921,285
Teledyne Technologies Inc., 2.25%, 04/01/28 (Call 02/01/28)	441	392,763

		9,752,663

Agriculture — 1.0%
BAT Capital Corp., 2.26%, 03/25/28 (Call 01/25/28)	1,961	1,679,185
BAT International Finance PLC, 4.45%, 03/16/28 (Call 02/16/28)	815	784,649
Philip Morris International Inc., 3.13%, 03/02/28 (Call 12/02/27)(a)	709	673,862

		3,137,696

Airlines — 0.4%
American Airlines Pass Through Trust
Series 2016-1, Class AA, 3.58%, 07/15/29	184	175,039
Series 2016-2, Class AA, 3.20%, 12/15/29	275	255,333
Series 2016-3, Class AA, 3.00%, 04/15/30(a)	131	119,782
Delta Air Lines Pass Through Trust, Series 2020, Class AA, 2.00%, 12/10/29	191	172,679
Spirit Airlines Pass Through Trust, Series 2015-1, Class A, 4.10%, 10/01/29(a)	165	161,053
United Airlines Pass Through Trust
Series 2016-1, Class AA, 3.10%, 01/07/30	252	234,641
Series 2016-2, Class AA, 2.88%, 04/07/30	183	169,167

		1,287,694

Auto Manufacturers — 1.6%
American Honda Finance Corp.
2.00%, 03/24/28	311	280,948
3.50%, 02/15/28	625	614,362
General Motors Co., 5.00%, 10/01/28 (Call 07/01/28)	869	862,387
General Motors Financial Co. Inc.
2.40%, 04/10/28 (Call 02/10/28)	730	636,859
2.40%, 10/15/28 (Call 08/15/28)	815	698,814
3.85%, 01/05/28 (Call 10/05/27)	615	582,608
Toyota Motor Corp., 3.67%, 07/20/28(a)	507	504,414
Toyota Motor Credit Corp.
1.90%, 04/06/28(a)	425	383,512
3.05%, 01/11/28	206	199,363

		4,763,267

Banks — 10.5%
Banco Santander SA
3.80%, 02/23/28	1,010	961,116
4.38%, 04/12/28	1,040	1,016,153
Bank of New York Mellon Corp. (The)
1.65%, 07/14/28 (Call 05/14/28)(a)	200	177,550
3.00%, 10/30/28 (Call 07/30/28)(a)	760	708,723
3.40%, 01/29/28 (Call 10/29/27)	964	944,865
3.85%, 04/28/28	614	615,332

Security	Par (000)	Value

Banks (continued)
Barclays PLC
4.34%, 01/10/28 (Call 01/10/27)	$1,345	$1,319,405
4.84%, 05/09/28 (Call 05/07/27)	1,890	1,863,332
Citigroup Inc.
4.13%, 07/25/28	2,214	2,153,646
6.63%, 01/15/28	360	399,841
Discover Bank, 4.65%, 09/13/28 (Call 06/13/28)(a)	1,090	1,090,065
Fifth Third Bancorp., 3.95%, 03/14/28 (Call 02/14/28)(a)	918	905,616
First-Citizens Bank & Trust Co., 6.13%, 03/09/28(a)	350	370,167
ING Groep NV, 4.55%, 10/02/28	1,490	1,481,820
KeyBank N.A./Cleveland OH, 6.95%, 02/01/28	220	247,487
KeyCorp., 4.10%, 04/30/28	1,028	1,018,512
Lloyds Banking Group PLC
4.38%, 03/22/28	1,730	1,708,167
4.55%, 08/16/28	1,290	1,288,581
Mitsubishi UFJ Financial Group Inc.
3.96%, 03/02/28(a)	1,451	1,419,833
4.05%, 09/11/28	1,020	994,102
Mizuho Financial Group Inc., 4.02%, 03/05/28	1,305	1,279,709
Northern Trust Corp., 3.65%, 08/03/28 (Call 05/03/28)	722	719,054
PNC Bank N.A.
3.25%, 01/22/28 (Call 12/23/27)	885	857,485
4.05%, 07/26/28	1,495	1,484,281
Regions Financial Corp., 1.80%, 08/12/28 (Call 06/12/28)	375	325,249
Sumitomo Mitsui Financial Group Inc.
1.90%, 09/17/28	1,805	1,552,372
3.54%, 01/17/28	646	622,176
3.94%, 07/19/28	604	588,979
4.31%, 10/16/28(a)	861	854,775
SVB Financial Group, 2.10%, 05/15/28 (Call 03/15/28)	445	391,573
U.S. Bancorp., 3.90%, 04/26/28 (Call 03/24/28)	1,144	1,146,002
Westpac Banking Corp.
1.95%, 11/20/28	415	366,569
3.40%, 01/25/28	1,269	1,232,123

		32,104,660

Beverages — 1.9%
Anheuser-Busch InBev Worldwide Inc., 4.00%, 04/13/28 (Call 01/13/28)	2,755	2,738,387
Coca-Cola Co. (The)
1.00%, 03/15/28(a)	786	680,684
1.50%, 03/05/28	457	409,198
Constellation Brands Inc.
3.60%, 02/15/28 (Call 11/15/27)	759	730,962
4.65%, 11/15/28 (Call 08/15/28)(a)	710	718,179
Diageo Capital PLC, 3.88%, 05/18/28 (Call 02/18/28)	625	628,119

		5,905,529

Biotechnology — 0.2%
Amgen Inc., 1.65%, 08/15/28 (Call 06/15/28)	555	484,204

Building Materials — 0.1%
Masco Corp., 1.50%, 02/15/28 (Call 12/15/27)	515	438,687

Chemicals — 1.7%
Dow Chemical Co. (The), 4.80%, 11/30/28 (Call 08/30/28)	730	752,827
DuPont de Nemours Inc., 4.73%, 11/15/28 (Call 08/15/28)(a)	2,284	2,359,783
Eastman Chemical Co., 4.50%, 12/01/28 (Call 09/01/28)(a)	672	674,466
International Flavors & Fragrances Inc., 4.45%, 09/26/28 (Call 06/26/28)	440	440,493
PPG Industries Inc., 3.75%, 03/15/28 (Call 12/15/27)(a)	822	820,093

		5,047,662

S C H E D U L E O F I N V E S T M E N T S	59

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® iBonds® Dec 2028 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services — 1.0%
Automatic Data Processing Inc., 1.70%, 05/15/28 (Call 03/15/28)	$510	$459,571
Block Financial LLC, 2.50%, 07/15/28 (Call 05/15/28)	420	371,809
Global Payments Inc., 4.45%, 06/01/28 (Call 03/01/28)	538	535,455
Moody’s Corp., 3.25%, 01/15/28 (Call 10/15/27)	817	790,333
S&P Global Inc., 4.75%, 08/01/28 (Call 05/01/28)(b)	745	771,828

		2,928,996

Computers — 1.7%
Apple Inc.
1.20%, 02/08/28 (Call 12/08/27)	2,224	1,947,624
1.40%, 08/05/28 (Call 06/05/28)	2,175	1,910,041
Dell Inc., 7.10%, 04/15/28	375	413,509
DXC Technology Co., 2.38%, 09/15/28 (Call 07/15/28)	620	539,487
International Business Machines Corp., 6.50%, 01/15/28	300	336,870
Kyndryl Holdings Inc., 2.70%, 10/15/28 (Call 08/15/28)(b)	135	111,546

		5,259,077

Cosmetics & Personal Care — 0.4%
Unilever Capital Corp., 3.50%, 03/22/28 (Call 12/22/27)	1,306	1,288,682

Diversified Financial Services — 4.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.00%, 10/29/28 (Call 08/29/28)	3,185	2,769,166
3.88%, 01/23/28 (Call 10/23/27)	579	533,751
Air Lease Corp.
2.10%, 09/01/28 (Call 07/01/28)	475	402,790
4.63%, 10/01/28 (Call 07/01/28)	674	653,800
Ally Financial Inc., 2.20%, 11/02/28 (Call 09/02/28)(a)	190	164,903
Brookfield Finance Inc., 3.90%, 01/25/28 (Call 10/25/27)	640	623,539
Capital One Financial Corp., 3.80%, 01/31/28 (Call 12/31/27)	1,431	1,377,667
Charles Schwab Corp. (The)
2.00%, 03/20/28 (Call 01/20/28)	1,306	1,177,908
3.20%, 01/25/28 (Call 10/25/27)	840	809,735
CME Group Inc., 3.75%, 06/15/28 (Call 03/15/28)	797	792,991
Intercontinental Exchange Inc., 3.75%, 09/21/28 (Call 06/21/28)	847	834,566
Lazard Group LLC, 4.50%, 09/19/28 (Call 06/19/28)	510	505,701
Mastercard Inc., 3.50%, 02/26/28 (Call 11/26/27)	759	754,742
Morgan Stanley Domestic Holdings Inc., 4.50%, 06/20/28 (Call 03/20/28)	656	660,730
Nomura Holdings Inc., 2.17%, 07/14/28	575	500,434

		12,562,423

Electric — 7.7%
AEP Texas Inc., 3.95%, 06/01/28 (Call 03/01/28)	318	314,311
Ameren Corp., 1.75%, 03/15/28 (Call 01/15/28)	392	346,379
Ameren Illinois Co., 3.80%, 05/15/28 (Call 02/15/28)	340	339,487
American Electric Power Co. Inc., Series J, 4.30%, 12/01/28 (Call 09/01/28)	740	735,175
Atlantic City Electric Co., 4.00%, 10/15/28 (Call 07/15/28)	407	404,973
Berkshire Hathaway Energy Co., 3.25%, 04/15/28 (Call 01/15/28)	678	650,982
CenterPoint Energy Inc., 4.25%, 11/01/28 (Call 08/01/28)	147	146,452
Commonwealth Edison Co., 3.70%, 08/15/28 (Call 05/15/28)	575	565,938
Consolidated Edison Co. of New York Inc.
3.80%, 05/15/28 (Call 02/15/28)	393	389,832
Series D, 4.00%, 12/01/28 (Call 09/01/28)(a)	395	395,545
Consumers Energy Co., 3.80%, 11/15/28 (Call 08/15/28)	306	304,011
Dominion Energy Inc., 4.25%, 06/01/28 (Call 03/01/28)	648	647,443
DTE Electric Co., Series A, 1.90%, 04/01/28 (Call 02/01/28)(a)	271	243,729
Duke Energy Carolinas LLC
3.95%, 11/15/28 (Call 08/15/28)(a)	661	661,172

Security	Par (000)	Value

Electric (continued)
Series A, 6.00%, 12/01/28	$300	$329,709
Duke Energy Florida LLC, 3.80%, 07/15/28 (Call 04/15/28)	597	587,985
Duke Energy Progress LLC, 3.70%, 09/01/28 (Call 06/01/28)(a)	430	423,296
Edison International, 4.13%, 03/15/28 (Call 12/15/27)	546	526,076
Enel Chile SA, 4.88%, 06/12/28 (Call 03/12/28)	894	879,052
Entergy Arkansas LLC, 4.00%, 06/01/28 (Call 03/01/28)	285	283,347
Entergy Corp., 1.90%, 06/15/28 (Call 04/15/28)(a)	541	470,513
Entergy Louisiana LLC, 3.25%, 04/01/28 (Call 01/01/28)	375	359,640
Entergy Mississippi LLC, 2.85%, 06/01/28 (Call 03/01/28)	605	564,532
Eversource Energy, Series M, 3.30%, 01/15/28 (Call 10/15/27)	537	512,062
Indiana Michigan Power Co., 3.85%, 05/15/28 (Call 02/15/28)	415	411,871
Interstate Power & Light Co., 4.10%, 09/26/28 (Call 06/26/28)	575	577,772
Mississippi Power Co., 3.95%, 03/30/28 (Call 12/30/27)	410	402,751
National Rural Utilities Cooperative Finance Corp.
3.40%, 02/07/28 (Call 11/07/27)(a)	659	643,382
3.90%, 11/01/28 (Call 08/01/28)	484	478,879
NextEra Energy Capital Holdings Inc., 1.90%, 06/15/28 (Call 04/15/28)	1,550	1,368,185
Oklahoma Gas & Electric Co., 3.80%, 08/15/28 (Call 02/15/28)	435	429,571
Oncor Electric Delivery Co. LLC, 3.70%, 11/15/28 (Call 08/15/28)	671	663,914
Pacific Gas and Electric Co.
3.00%, 06/15/28 (Call 04/15/28)	505	451,197
3.75%, 07/01/28	1,059	973,719
4.65%, 08/01/28 (Call 05/01/28)	330	317,140
Public Service Co. of Colorado, 3.70%, 06/15/28 (Call 12/15/27)	450	447,656
Public Service Electric & Gas Co.
3.65%, 09/01/28 (Call 06/01/28)	555	548,174
3.70%, 05/01/28 (Call 02/01/28)	190	188,165
Puget Energy Inc., 2.38%, 06/15/28 (Call 04/15/28)	605	538,341
Sempra Energy, 3.40%, 02/01/28 (Call 11/01/27)(a)	1,047	1,003,036
Southern California Edison Co., Series B, 3.65%, 03/01/28 (Call 12/01/27)	459	441,016
Southern Co. (The), Series 21-B, 1.75%, 03/15/28 (Call 01/15/28)	400	346,296
Southwestern Electric Power Co., Series M, 4.10%, 09/15/28 (Call 06/15/28)	693	682,113
Virginia Electric & Power Co., Series A, 3.80%, 04/01/28 (Call 01/01/28)(a)	597	591,149
WEC Energy Group Inc., 2.20%, 12/15/28 (Call 10/15/28)(a)	300	265,383
Wisconsin Electric Power Co., 1.70%, 06/15/28 (Call 04/15/28)	75	66,419
Xcel Energy Inc., 4.00%, 06/15/28 (Call 12/15/27)	635	627,717

		23,545,487

Electronics — 1.1%
Arrow Electronics Inc., 3.88%, 01/12/28 (Call 10/12/27)(a)	536	523,361
Hubbell Inc., 3.50%, 02/15/28 (Call 11/15/27)	439	426,989
Jabil Inc., 3.95%, 01/12/28 (Call 10/12/27)(a)	549	534,655
TD SYNNEX Corp., 2.38%, 08/09/28 (Call 06/09/28)(b)	650	565,565
Trimble Inc., 4.90%, 06/15/28 (Call 03/15/28)	810	819,809
Vontier Corp, 2.40%, 04/01/28 (Call 02/01/28)	495	423,804

		3,294,183

Environmental Control — 0.6%
Republic Services Inc., 3.95%, 05/15/28 (Call 02/15/28)(a)	852	849,112
Waste Connections Inc., 4.25%, 12/01/28 (Call 09/01/28)(a)	620	621,922
Waste Management Inc., 1.15%, 03/15/28 (Call 01/15/28)(a)	522	448,972

		1,920,006

60	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® iBonds® Dec 2028 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food — 2.0%
Campbell Soup Co., 4.15%, 03/15/28 (Call 12/15/27)	$1,313	$1,307,078
Conagra Brands Inc.
4.85%, 11/01/28 (Call 08/01/28)(a)	1,479	1,488,865
7.00%, 10/01/28	450	504,536
General Mills Inc., 4.20%, 04/17/28 (Call 01/17/28)	1,689	1,702,934
Hormel Foods Corp., 1.70%, 06/03/28 (Call 04/03/28)	270	239,658
Kellogg Co., 4.30%, 05/15/28 (Call 02/15/28)	873	882,559

		6,125,630

Forest Products & Paper — 0.1%
Suzano Austria GmbH, 2.50%, 09/15/28 (Call 07/15/28)	435	370,576

Gas — 0.4%
CenterPoint Energy Resources Corp., 4.00%, 04/01/28 (Call 01/01/28)	409	404,963
National Fuel Gas Co., 4.75%, 09/01/28 (Call 06/01/28)	315	307,563
Southwest Gas Corp., 3.70%, 04/01/28 (Call 01/01/28)	450	435,056

		1,147,582

Hand & Machine Tools — 0.3%
Kennametal Inc., 4.63%, 06/15/28 (Call 03/15/28)(a)	380	379,289
Stanley Black & Decker Inc., 4.25%, 11/15/28 (Call 08/15/28)	471	474,702

		853,991

Health Care - Products — 1.5%
Abbott Laboratories, 1.15%, 01/30/28 (Call 11/30/27)(a)	623	547,486
Baxter International Inc., 2.27%, 12/01/28 (Call 10/01/28)(b)	1,230	1,092,449
Edwards Lifesciences Corp., 4.30%, 06/15/28 (Call 03/15/28)	902	908,702
PerkinElmer Inc., 1.90%, 09/15/28 (Call 07/15/28)	605	524,983
Stryker Corp., 3.65%, 03/07/28 (Call 12/07/27)	915	897,469
Thermo Fisher Scientific Inc., 1.75%, 10/15/28 (Call 08/15/28)(a)	850	747,413

		4,718,502

Health Care - Services — 1.7%
Advocate Health & Hospitals Corp., 3.83%, 08/15/28 (Call 05/15/28)	500	494,885
Anthem Inc., 4.10%, 03/01/28 (Call 12/01/27)	1,285	1,283,792
CHRISTUS Health, Series C, 4.34%, 07/01/28 (Call 04/01/28)	265	266,103
Mercy Health/OH, Series 2018, 4.30%, 07/01/28 (Call 01/01/28)	295	301,440
Sutter Health, Series 2018, 3.70%, 08/15/28 (Call 05/15/28)(a)	430	417,517
Toledo Hospital (The), Series B, 5.33%, 11/15/28	395	404,397
UnitedHealth Group Inc.
3.85%, 06/15/28(a)	1,086	1,089,171
3.88%, 12/15/28(a)	907	909,095

		5,166,400

Holding Companies - Diversified — 1.1%
Ares Capital Corp., 2.88%, 06/15/28 (Call 04/15/28)	1,435	1,239,137
Blackstone Secured Lending Fund, 2.85%, 09/30/28 (Call 07/30/28)(b)	650	545,578
FS KKR Capital Corp., 3.13%, 10/12/28 (Call 08/12/28)	675	587,432
Owl Rock Capital Corp., 2.88%, 06/11/28 (Call 04/11/28)	910	775,265
Prospect Capital Corp., 3.44%, 10/15/28 (Call 08/15/28)	405	337,750

		3,485,162

Home Builders — 0.1%
Toll Brothers Finance Corp., 4.35%, 02/15/28 (Call 11/15/27)(a)	225	216,416

Household Products & Wares — 0.6%
Avery Dennison Corp., 4.88%, 12/06/28 (Call 09/06/28)	450	461,691
Clorox Co. (The), 3.90%, 05/15/28 (Call 02/15/28)(a)	759	757,353

Security	Par (000)	Value

Household Products & Wares (continued)
Kimberly-Clark Corp., 3.95%, 11/01/28 (Call 08/01/28)	$630	$640,023

		1,859,067

Insurance — 2.7%
Aon Corp., 4.50%, 12/15/28 (Call 09/15/28)	496	505,246
Assurant Inc., 4.90%, 03/27/28 (Call 12/27/27)	305	310,890
Athene Holding Ltd., 4.13%, 01/12/28 (Call 10/12/27)	1,072	1,031,929
Cincinnati Financial Corp., 6.92%, 05/15/28	330	379,691
Equitable Holdings Inc.
4.35%, 04/20/28 (Call 01/20/28)	1,729	1,720,009
7.00%, 04/01/28	200	225,582
Fairfax Financial Holdings Ltd., 4.85%, 04/17/28 (Call 01/17/28)	771	774,423
Fidelity National Financial Inc., 4.50%, 08/15/28 (Call 05/15/28)(a)	634	628,953
Globe Life Inc., 4.55%, 09/15/28 (Call 06/15/28)(a)	635	647,135
Lincoln National Corp., 3.80%, 03/01/28 (Call 12/01/27)	589	579,535
Prudential Financial Inc., 3.88%, 03/27/28 (Call 12/27/27)	561	561,864
Willis North America Inc., 4.50%, 09/15/28 (Call 06/15/28)	826	824,100

		8,189,357

Internet — 1.5%
Amazon.com Inc., 1.65%, 05/12/28 (Call 03/12/28)	2,227	1,986,261
Baidu Inc.
4.38%, 03/29/28 (Call 12/29/27)(a)	195	193,304
4.88%, 11/14/28 (Call 08/14/28)(a)	555	564,618
Booking Holdings Inc., 3.55%, 03/15/28 (Call 12/15/27)(a)	804	784,037
Expedia Group Inc., 3.80%, 02/15/28 (Call 11/15/27)	1,087	1,032,313

		4,560,533

Iron & Steel — 0.2%
Nucor Corp., 3.95%, 05/01/28 (Call 02/01/28)	605	603,270

Lodging — 1.0%
Hyatt Hotels Corp., 4.38%, 09/15/28 (Call 06/15/28)	520	503,126
Marriott International Inc./MD
Series AA, 4.65%, 12/01/28 (Call 09/01/28)(a)	315	312,307
Series X, 4.00%, 04/15/28 (Call 01/15/28)(a)	672	649,851
Sands China Ltd., 5.40%, 08/08/28 (Call 05/08/28)	1,715	1,616,319

		3,081,603

Machinery — 1.2%
ABB Finance USA Inc., 3.80%, 04/03/28 (Call 01/03/28)(a)	230	229,393
John Deere Capital Corp.
1.50%, 03/06/28(a)	326	289,905
3.05%, 01/06/28	376	365,724
nVent Finance Sarl, 4.55%, 04/15/28 (Call 01/15/28)	465	466,144
Oshkosh Corp., 4.60%, 05/15/28 (Call 02/15/28)	535	535,567
Westinghouse Air Brake Technologies Corp., 4.95%, 09/15/28 (Call 06/15/28)	1,428	1,434,726
Xylem Inc./NY, 1.95%, 01/30/28 (Call 11/30/27)	507	457,491

		3,778,950

Manufacturing — 0.6%
3M Co., 3.63%, 09/14/28 (Call 06/14/28)(a)	709	702,924
Textron Inc., 3.38%, 03/01/28 (Call 12/01/27)	620	595,386
Trane Technologies Global Holding Co. Ltd., 3.75%, 08/21/28 (Call 05/21/28)	600	582,186

		1,880,496

Media — 4.3%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.75%, 02/15/28 (Call 11/15/27)	1,091	1,035,446
4.20%, 03/15/28 (Call 12/15/27)	1,375	1,328,058

S C H E D U L E O F I N V E S T M E N T S	61

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® iBonds® Dec 2028 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
Comcast Corp.
3.15%, 02/15/28 (Call 11/15/27)(a)	$1,696	$1,632,536
3.55%, 05/01/28 (Call 02/01/28)	1,009	985,561
4.15%, 10/15/28 (Call 07/15/28)	3,940	3,968,644
Discovery Communications LLC, 3.95%, 03/20/28 (Call 12/20/27)	1,850	1,777,942
Paramount Global
3.38%, 02/15/28 (Call 11/15/27)	565	533,682
3.70%, 06/01/28 (Call 03/01/28)	671	636,148
TCI Communications Inc., 7.13%, 02/15/28	297	344,422
Walt Disney Co. (The), 2.20%, 01/13/28(a)	1,086	997,882

		13,240,321

Metal Fabricate & Hardware — 0.2%
Timken Co. (The), 4.50%, 12/15/28 (Call 09/15/28)	461	458,082

Mining — 0.6%
AngloGold Ashanti Holdings PLC, 3.38%, 11/01/28 (Call 09/01/28)	560	501,250
Freeport-McMoRan Inc.
4.13%, 03/01/28 (Call 03/01/23)(a)	250	241,635
4.38%, 08/01/28 (Call 08/01/23)(a)	222	215,012
Rio Tinto Finance USA Ltd., 7.13%, 07/15/28	788	924,513

		1,882,410

Office & Business Equipment — 0.2%
CDW LLC/CDW Finance Corp.
3.28%, 12/01/28 (Call 10/01/28)	100	90,250
4.25%, 04/01/28 (Call 10/01/22)	565	529,083

		619,333

Oil & Gas — 3.3%
BP Capital Markets America Inc.
3.94%, 09/21/28 (Call 06/21/28)	1,133	1,122,860
4.23%, 11/06/28 (Call 08/06/28)	1,965	1,973,725
BP Capital Markets PLC, 3.72%, 11/28/28 (Call 08/28/28)	772	754,066
Chevron USA Inc., 3.85%, 01/15/28 (Call 10/15/27)	731	737,718
Continental Resources Inc./OK, 4.38%, 01/15/28 (Call 10/15/27)	390	382,021
Devon Energy Corp., 5.88%, 06/15/28 (Call 06/15/23)	420	438,887
Marathon Petroleum Corp., 3.80%, 04/01/28 (Call 01/01/28)	560	538,754
Phillips 66, 3.90%, 03/15/28 (Call 12/15/27)	744	732,661
Shell International Finance BV, 3.88%, 11/13/28 (Call 08/13/28)	1,582	1,581,320
TotalEnergies Capital SA, 3.88%, 10/11/28	1,086	1,082,883
Valero Energy Corp., 4.35%, 06/01/28 (Call 03/01/28)	777	772,913

		10,117,808

Packaging & Containers — 0.6%
Amcor Finance USA Inc., 4.50%, 05/15/28 (Call 02/15/28)	563	573,376
WRKCo Inc.
3.90%, 06/01/28 (Call 03/01/28)(a)	608	594,745
4.00%, 03/15/28 (Call 12/15/27)	765	753,663

		1,921,784

Pharmaceuticals — 8.0%
AbbVie Inc., 4.25%, 11/14/28 (Call 08/14/28)	1,970	1,972,147
Astrazeneca Finance LLC, 1.75%, 05/28/28 (Call 03/28/28)	350	312,449
Bristol-Myers Squibb Co., 3.90%, 02/20/28 (Call 11/20/27)	1,574	1,585,648
Cigna Corp., 4.38%, 10/15/28 (Call 07/15/28)	3,845	3,863,917
CVS Health Corp., 4.30%, 03/25/28 (Call 12/25/27)	5,030	5,051,881
GlaxoSmithKline Capital Inc., 3.88%, 05/15/28	1,817	1,829,010
Johnson & Johnson, 2.90%, 01/15/28 (Call 10/15/27)	1,487	1,444,516
McKesson Corp., 3.95%, 02/16/28 (Call 11/16/27)(a)	721	709,644
Merck & Co. Inc., 1.90%, 12/10/28 (Call 10/10/28)	552	498,053

Security	Par (000)	Value

Pharmaceuticals (continued)
Merck Sharp & Dohme Corp., 5.95%, 12/01/28	$182	$203,913
Mylan Inc., 4.55%, 04/15/28 (Call 01/15/28)	931	904,411
Pfizer Inc., 3.60%, 09/15/28 (Call 06/15/28)(a)	1,098	1,098,835
Pharmacia LLC, 6.60%, 12/01/28	605	697,964
Sanofi, 3.63%, 06/19/28 (Call 03/19/28)	1,238	1,251,643
Takeda Pharmaceutical Co. Ltd., 5.00%, 11/26/28 (Call 08/26/28)	2,010	2,096,309
Zoetis Inc., 3.90%, 08/20/28 (Call 05/20/28)	807	801,480

		24,321,820

Pipelines — 3.9%
Energy Transfer LP
4.95%, 05/15/28 (Call 02/15/28)	770	771,386
4.95%, 06/15/28 (Call 03/15/28)(a)	1,000	1,007,840
Enterprise Products Operating LLC, 4.15%, 10/16/28 (Call 07/16/28)	910	906,670
Kinder Morgan Inc., 4.30%, 03/01/28 (Call 12/01/27)	1,395	1,389,169
MPLX LP, 4.00%, 03/15/28 (Call 12/15/27)	1,287	1,248,699
ONEOK Inc., 4.55%, 07/15/28 (Call 04/15/28)	842	838,312
Phillips 66 Partners LP, 3.75%, 03/01/28 (Call 12/01/27)	499	482,927
Sabine Pass Liquefaction LLC, 4.20%, 03/15/28 (Call 09/15/27)	1,432	1,406,711
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.00%, 01/15/28 (Call 01/15/23)(a)	780	767,551
Tennessee Gas Pipeline Co. LLC, 7.00%, 10/15/28(a)	426	482,952
TransCanada PipeLines Ltd., 4.25%, 05/15/28 (Call 02/15/28)	1,626	1,625,252
Transcontinental Gas Pipe Line Co. LLC, 4.00%, 03/15/28 (Call 12/15/27)	520	515,455
Valero Energy Partners LP, 4.50%, 03/15/28 (Call 12/15/27)	546	545,181

		11,988,105

Real Estate Investment Trusts — 7.4%
Agree LP, 2.00%, 06/15/28 (Call 04/15/28)(a)	440	386,544
Alexandria Real Estate Equities Inc., 3.95%, 01/15/28 (Call 10/15/27)	485	480,451
American Homes 4 Rent LP, 4.25%, 02/15/28 (Call 11/15/27)	710	694,643
American Tower Corp.
1.50%, 01/31/28 (Call 11/30/27)	735	621,112
3.60%, 01/15/28 (Call 10/15/27)	761	725,233
AvalonBay Communities Inc.
1.90%, 12/01/28 (Call 10/01/28)(a)	70	61,843
3.20%, 01/15/28 (Call 10/15/27)	423	407,091
Boston Properties LP, 4.50%, 12/01/28 (Call 09/01/28)	1,019	1,026,082
Brixmor Operating Partnership LP, 2.25%, 04/01/28 (Call 02/01/28)	385	337,830
Camden Property Trust, 4.10%, 10/15/28 (Call 07/15/28)	650	653,120
Crown Castle International Corp., 3.80%, 02/15/28 (Call 11/15/27)	1,215	1,169,583
CubeSmart LP, 2.25%, 12/15/28 (Call 10/15/28)	70	61,573
Digital Realty Trust LP, 4.45%, 07/15/28 (Call 04/15/28)(a)	914	914,978
Duke Realty LP, 4.00%, 09/15/28 (Call 06/15/28)	614	608,523
EPR Properties, 4.95%, 04/15/28 (Call 01/15/28)	300	289,233
Equinix Inc.
1.55%, 03/15/28 (Call 01/15/28)	512	437,361
2.00%, 05/15/28 (Call 03/15/28)	190	165,659
ERP Operating LP
3.50%, 03/01/28 (Call 12/01/27)	530	513,899
4.15%, 12/01/28 (Call 09/01/28)(a)	486	485,747
Essex Portfolio LP, 1.70%, 03/01/28 (Call 01/01/28)	380	333,108
GLP Capital LP/GLP Financing II Inc., 5.75%, 06/01/28 (Call 03/03/28)	570	598,204
Healthcare Realty Trust Inc., 3.63%, 01/15/28 (Call 10/15/27)	380	365,856

62	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® iBonds® Dec 2028 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Healthpeak Properties Inc., 2.13%, 12/01/28 (Call 10/01/28)	$10	$8,860
Highwoods Realty LP, 4.13%, 03/15/28 (Call 12/15/27)	280	274,652
Invitation Homes Operating Partnership LP, 2.30%, 11/15/28 (Call 09/15/28)	580	505,250
Kilroy Realty LP, 4.75%, 12/15/28 (Call 09/15/28)	280	284,942
Kimco Realty Corp., 1.90%, 03/01/28 (Call 01/01/28)	371	327,430
Mid-America Apartments LP, 4.20%, 06/15/28 (Call 03/15/28)	533	531,587
National Retail Properties Inc., 4.30%, 10/15/28 (Call 07/15/28)	410	406,945
Omega Healthcare Investors Inc., 4.75%, 01/15/28 (Call 10/15/27)	605	584,025
Physicians Realty LP, 3.95%, 01/15/28 (Call 10/15/27)	340	331,588
Prologis LP, 3.88%, 09/15/28 (Call 06/15/28)	575	572,407
Public Storage
1.85%, 05/01/28 (Call 03/01/28)	305	272,026
1.95%, 11/09/28 (Call 09/09/28)	555	492,113
Realty Income Corp.
2.20%, 06/15/28 (Call 04/15/28)	595	532,061
3.40%, 01/15/28 (Call 11/15/27)	671	648,092
3.65%, 01/15/28 (Call 10/15/27)	548	536,421
Regency Centers LP, 4.13%, 03/15/28 (Call 12/15/27)	350	346,391
Simon Property Group LP, 1.75%, 02/01/28 (Call 11/01/27)(a)	792	694,988
Spirit Realty LP, 2.10%, 03/15/28 (Call 01/15/28)	540	468,785
STORE Capital Corp., 4.50%, 03/15/28 (Call 12/15/27)	330	327,598
Sun Communities Operating LP, 2.30%, 11/01/28 (Call 09/01/28)	30	26,283
UDR Inc., 3.50%, 01/15/28 (Call 10/15/27)	345	332,628
Ventas Realty LP, 4.00%, 03/01/28 (Call 12/01/27)	708	693,125
VICI Properties LP, 4.75%, 02/15/28 (Call 01/15/28)	1,245	1,239,671
Welltower Inc., 4.25%, 04/15/28 (Call 01/15/28)	710	711,200

		22,486,741

Retail — 3.9%
AutoNation Inc., 1.95%, 08/01/28 (Call 06/01/28)(a)	475	405,588
Best Buy Co. Inc., 4.45%, 10/01/28 (Call 07/01/28)	793	802,976
Dollar General Corp., 4.13%, 05/01/28 (Call 02/01/28)	803	807,577
Dollar Tree Inc., 4.20%, 05/15/28 (Call 02/15/28)	1,334	1,325,849
Home Depot Inc. (The)
0.90%, 03/15/28 (Call 01/15/28)	347	296,584
1.50%, 09/15/28 (Call 07/15/28)(a)	580	509,524
3.90%, 12/06/28 (Call 09/06/28)	1,022	1,024,606
Lowe’s Companies Inc.
1.30%, 04/15/28 (Call 02/15/28)	1,170	1,002,187
1.70%, 09/15/28 (Call 07/15/28)	565	492,686
McDonald’s Corp., 3.80%, 04/01/28 (Call 01/01/28)	1,359	1,349,677
O’Reilly Automotive Inc., 4.35%, 06/01/28 (Call 03/01/28)	775	779,286
Starbucks Corp.
3.50%, 03/01/28 (Call 12/01/27)	849	826,663
4.00%, 11/15/28 (Call 08/15/28)(a)	849	842,862
TJX Companies Inc. (The), 1.15%, 05/15/28 (Call 03/15/28)	346	296,498
Walmart Inc., 3.70%, 06/26/28 (Call 03/26/28)	1,077	1,080,619

		11,843,182

Semiconductors — 3.0%
Analog Devices Inc., 1.70%, 10/01/28 (Call 08/01/28)	885	776,136
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.50%, 01/15/28 (Call 10/15/27)	837	790,730
Broadcom Inc.
1.95%, 02/15/28 (Call 12/15/27)(b)	857	741,819
4.11%, 09/15/28 (Call 06/15/28)(a)	1,927	1,879,943
Intel Corp., 1.60%, 08/12/28 (Call 06/12/28)	1,125	990,090

Security	Par (000)	Value

Semiconductors (continued)
Marvell Technology Inc.
2.45%, 04/15/28 (Call 02/15/28)	$565	$503,669
4.88%, 06/22/28 (Call 03/22/28)	780	793,065
NVIDIA Corp., 1.55%, 06/15/28 (Call 04/15/28)	1,395	1,227,572
NXP BV/NXP Funding LLC, 5.55%, 12/01/28 (Call 09/01/28)(b)	692	727,666
QUALCOMM Inc., 1.30%, 05/20/28 (Call 02/20/28)	983	852,910

		9,283,600

Shipbuilding — 0.1%
Huntington Ingalls Industries Inc., 2.04%, 08/16/28 (Call 06/16/28)(b)	250	216,030

Software — 2.4%
Fidelity National Information Services Inc., 1.65%, 03/01/28 (Call 01/01/28)(a)	627	542,807
Fiserv Inc., 4.20%, 10/01/28 (Call 07/01/28)	1,162	1,143,059
Oracle Corp., 2.30%, 03/25/28 (Call 01/25/28)	1,846	1,608,715
Roper Technologies Inc., 4.20%, 09/15/28 (Call 06/15/28)	842	844,846
salesforce.com Inc.
1.50%, 07/15/28 (Call 05/15/28)(a)	1,015	896,529
3.70%, 04/11/28 (Call 01/11/28)(a)	1,478	1,474,172
VMware Inc., 1.80%, 08/15/28 (Call 06/15/28)	790	671,603

		7,181,731

Telecommunications — 5.3%
AT&T Inc.
1.65%, 02/01/28 (Call 12/01/27)	1,908	1,666,810
4.10%, 02/15/28 (Call 11/15/27)	1,990	2,000,228
British Telecommunications PLC, 5.13%, 12/04/28 (Call 09/04/28)(a)	860	877,217
Motorola Solutions Inc., 4.60%, 02/23/28 (Call 11/23/27)	809	806,047
T-Mobile USA Inc., 2.05%, 02/15/28 (Call 12/15/27)	1,902	1,678,192
Verizon Communications Inc.
2.10%, 03/22/28 (Call 01/22/28)	1,881	1,687,483
4.33%, 09/21/28	4,254	4,280,545
Vodafone Group PLC, 4.38%, 05/30/28	3,056	3,103,062

		16,099,584

Transportation — 2.8%
Canadian National Railway Co., 6.90%, 07/15/28	635	739,172
Canadian Pacific Railway Co., 4.00%, 06/01/28 (Call 03/01/28)	808	813,624
CH Robinson Worldwide Inc., 4.20%, 04/15/28 (Call 01/15/28)	858	849,291
CSX Corp., 3.80%, 03/01/28 (Call 12/01/27)	1,112	1,104,483
FedEx Corp.
3.40%, 02/15/28 (Call 11/15/27)	721	695,981
4.20%, 10/17/28 (Call 07/17/28)	537	541,881
Kirby Corp., 4.20%, 03/01/28 (Call 12/01/27)	765	731,340
Norfolk Southern Corp., 3.80%, 08/01/28 (Call 05/01/28)	910	901,928
Union Pacific Corp., 3.95%, 09/10/28 (Call 06/10/28)(a)	1,220	1,222,221
Walmart Inc., 1.50%, 09/22/28 (Call 07/22/28)	1,202	1,063,181

		8,663,102

Trucking & Leasing — 0.2%
GATX Corp.
3.50%, 03/15/28 (Call 12/15/27)	195	187,145
4.55%, 11/07/28 (Call 08/07/28)	518	526,936

		714,081

Water — 0.2%
American Water Capital Corp., 3.75%, 09/01/28 (Call 06/01/28)	628	617,977

S C H E D U L E O F I N V E S T M E N T S	63

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® iBonds® Dec 2028 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

Water (continued)
United Utilities PLC, 6.88%, 08/15/28	$95	$108,027

		726,004

Total Corporate Bonds & Notes — 98.9% (Cost: $329,622,697)		302,334,974

Short-Term Investments

Money Market Funds — 8.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.38%(c)(d)(e)	22,262	22,261,688
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.34%(c)(d)	3,380	3,380,000

		25,641,688

Total Short-Term Investments — 8.4% (Cost: $25,637,206)		25,641,688

Total Investments in Securities — 107.3% (Cost: $355,259,903)		327,976,662

Other Assets, Less Liabilities — (7.3)%		(22,196,245)

Net Assets — 100.0%		$305,780,417

(a)	All or a portion of this security is on loan.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/22	Shares Held at 04/30/22 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$21,666,005	$605,325	(a)	$—	$(9,808)	$166	$22,261,688	22,262	$16,771	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	530,000	2,850,000	(a)	—	—	—	3,380,000	3,380	543		—

					$(9,808)	$166	$25,641,688		$17,314		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Corporate Bonds & Notes	$—	$302,334,974	$—	$302,334,974
Money Market Funds	25,641,688	—	—	25,641,688

	$25,641,688	$302,334,974	$—	$327,976,662

See notes to financial statements.

64	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) April 30, 2022	iShares® iBonds® Dec 2029 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Aerospace & Defense — 0.7%
Boeing Co. (The), 3.20%, 03/01/29 (Call 12/01/28)	$807	$723,589
L3Harris Technologies Inc., 2.90%, 12/15/29 (Call 09/15/29)(a)	476	433,031
Raytheon Technologies Corp., 7.50%, 09/15/29(a)	20	24,118

		1,180,738

Agriculture — 1.4%
Altria Group Inc., 4.80%, 02/14/29 (Call 11/14/28)(a)	1,399	1,392,704
BAT Capital Corp., 3.46%, 09/06/29 (Call 06/06/29)	497	439,984
Philip Morris International Inc., 3.38%, 08/15/29 (Call 05/15/29)	772	729,301

		2,561,989

Airlines — 0.1%
American Airlines Pass Through Trust
Series 2017-1, Class AA, 3.65%, 02/15/29	76	71,945
Series 2017-2, Class AA, 3.35%, 03/01/29	153	143,074

		215,019

Auto Manufacturers — 1.0%
American Honda Finance Corp., 2.25%, 01/12/29	220	197,580
General Motors Financial Co. Inc.
4.30%, 04/06/29 (Call 02/06/29)	460	438,628
5.65%, 01/17/29 (Call 10/17/28)	482	496,286
Toyota Motor Corp., 2.76%, 07/02/29	222	206,882
Toyota Motor Credit Corp., 3.65%, 01/08/29	507	499,238

		1,838,614

Auto Parts & Equipment — 0.4%
Aptiv PLC, 4.35%, 03/15/29 (Call 12/15/28)	275	269,242
Lear Corp., 4.25%, 05/15/29 (Call 02/15/29)	444	429,317

		698,559

Banks — 7.9%
Banco Santander SA, 3.31%, 06/27/29	772	712,749
Bank of New York Mellon Corp. (The)
3.30%, 08/23/29 (Call 05/23/29)	578	547,799
3.85%, 04/26/29 (Call 02/26/29)	200	198,058
Series J, 1.90%, 01/25/29 (Call 11/25/28)	207	182,632
Comerica Inc., 4.00%, 02/01/29 (Call 10/31/28)	693	690,062
ING Groep NV, 4.05%, 04/09/29	704	677,234
KeyBank N.A./Cleveland OH, 3.90%, 04/13/29 (Call 03/13/29)	311	301,247
KeyCorp., 2.55%, 10/01/29(a)	540	482,069
Mitsubishi UFJ Financial Group Inc.
3.20%, 07/18/29	1,295	1,190,532
3.74%, 03/07/29	1,016	975,868
Northern Trust Corp., 3.15%, 05/03/29 (Call 02/03/29)	526	504,729
PNC Bank N.A., 2.70%, 10/22/29	641	577,169
PNC Financial Services Group Inc. (The), 3.45%, 04/23/29 (Call 01/23/29)(a)	1,121	1,078,469
Sumitomo Mitsui Financial Group Inc.
2.47%, 01/14/29	40	35,473
2.72%, 09/27/29(a)	332	296,874
3.04%, 07/16/29	1,710	1,565,659
3.20%, 09/17/29	350	318,591
Truist Financial Corp., 3.88%, 03/19/29 (Call 02/19/29)	683	663,753
U.S. Bancorp., 3.00%, 07/30/29 (Call 04/30/29)	771	716,768
Webster Financial Corp., 4.10%, 03/25/29 (Call 12/25/28)(a)	175	172,323
Wells Fargo & Co., 4.15%, 01/24/29 (Call 10/24/28)(a)	1,936	1,907,250
Wintrust Financial Corp., 4.85%, 06/06/29	90	87,485
Zions Bancorp. N.A., 3.25%, 10/29/29 (Call 07/29/29)	505	461,065

		14,343,858

Security	Par (000)	Value

Beverages — 3.1%
Anheuser-Busch InBev Worldwide Inc., 4.75%, 01/23/29 (Call 10/23/28)	$2,521	$2,596,529
Coca-Cola Co. (The), 2.13%, 09/06/29	685	613,205
Constellation Brands Inc., 3.15%, 08/01/29 (Call 05/01/29)	752	690,952
Diageo Capital PLC, 2.38%, 10/24/29 (Call 07/24/29)	786	708,791
Keurig Dr Pepper Inc., 3.95%, 04/15/29 (Call 02/15/29)	80	78,097
PepsiCo Inc.
2.63%, 07/29/29 (Call 04/29/29)	780	728,785
7.00%, 03/01/29	204	243,807

		5,660,166

Biotechnology — 0.4%
Amgen Inc., 3.00%, 02/22/29 (Call 12/22/28)	725	680,094

Building Materials — 0.4%
Fortune Brands Home & Security Inc., 3.25%, 09/15/29 (Call 06/15/29)	495	447,733
Owens Corning, 3.95%, 08/15/29 (Call 05/15/29)	320	309,760

		757,493

Chemicals — 2.4%
Cabot Corp., 4.00%, 07/01/29 (Call 04/01/29)	240	230,873
Dow Chemical Co. (The), 7.38%, 11/01/29	679	811,588
FMC Corp., 3.45%, 10/01/29 (Call 07/01/29)	518	483,858
Huntsman International LLC, 4.50%, 05/01/29 (Call 02/01/29)	659	646,775
Nutrien Ltd., 4.20%, 04/01/29 (Call 01/01/29)	560	561,361
PPG Industries Inc., 2.80%, 08/15/29 (Call 05/15/29)	259	239,254
Rohm & Haas Co., 7.85%, 07/15/29	200	243,030
RPM International Inc., 4.55%, 03/01/29 (Call 12/01/28)	433	433,849
Sherwin-Williams Co. (The), 2.95%, 08/15/29 (Call 05/15/29)	709	652,415

		4,303,003

Commercial Services — 3.0%
Global Payments Inc., 3.20%, 08/15/29 (Call 05/15/29)	1,066	967,800
Moody’s Corp., 4.25%, 02/01/29 (Call 11/01/28)(a)	495	497,953
PayPal Holdings Inc., 2.85%, 10/01/29 (Call 07/01/29)	1,250	1,147,563
RELX Capital Inc., 4.00%, 03/18/29 (Call 12/18/28)	639	631,536
S&P Global Inc.
2.50%, 12/01/29 (Call 09/01/29)	678	610,207
2.70%, 03/01/29 (Call 01/01/29)(b)	540	498,668
4.25%, 05/01/29 (Call 02/02/29)(b)	380	382,288
Verisk Analytics Inc., 4.13%, 03/15/29 (Call 12/15/28)	642	633,121

		5,369,136

Computers — 2.7%
Apple Inc., 2.20%, 09/11/29 (Call 06/11/29)	1,206	1,094,795
Dell International LLC/EMC Corp., 5.30%, 10/01/29 (Call 07/01/29)	1,110	1,137,506
HP Inc., 4.00%, 04/15/29 (Call 02/15/29)	460	437,115
International Business Machines Corp., 3.50%, 05/15/29	2,145	2,075,008
Western Digital Corp., 2.85%, 02/01/29 (Call 12/01/28)(a)	240	211,543

		4,955,967

Cosmetics & Personal Care — 0.7%
Estee Lauder Companies Inc. (The), 2.38%, 12/01/29 (Call 09/01/29)(a)	659	598,247
GSK Consumer Healthcare Capital US LLC., 3.38%, 03/24/29 (Call 01/24/29)(b)	50	47,240
Unilever Capital Corp., 2.13%, 09/06/29 (Call 06/06/29)	661	590,207

		1,235,694

Diversified Financial Services — 2.7%
Air Lease Corp., 3.25%, 10/01/29 (Call 07/01/29)	354	310,550
Brookfield Finance Inc., 4.85%, 03/29/29 (Call 12/29/28)	765	785,755
Charles Schwab Corp. (The)
2.75%, 10/01/29 (Call 07/01/29)	453	415,120

S C H E D U L E O F I N V E S T M E N T S	65

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® iBonds® Dec 2029 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
3.25%, 05/22/29 (Call 02/22/29)	$654	$622,065
4.00%, 02/01/29 (Call 11/01/28)	253	252,848
Lazard Group LLC, 4.38%, 03/11/29 (Call 12/11/28)(a)	521	509,866
Mastercard Inc., 2.95%, 06/01/29 (Call 03/01/29)	980	934,195
Nomura Holdings Inc., 2.71%, 01/22/29	465	414,571
Synchrony Financial, 5.15%, 03/19/29 (Call 12/19/28)	562	560,061

		4,805,031

Electric — 6.4%
Arizona Public Service Co., 2.60%, 08/15/29 (Call 05/15/29)	469	419,441
Avangrid Inc., 3.80%, 06/01/29 (Call 03/01/29)	523	507,483
Black Hills Corp., 3.05%, 10/15/29 (Call 07/15/29)(a)	505	459,742
DTE Energy Co., Series C, 3.40%, 06/15/29 (Call 03/15/29)	341	319,022
Duke Energy Carolinas LLC, 2.45%, 08/15/29 (Call 05/15/29)	390	353,894
Duke Energy Corp., 3.40%, 06/15/29 (Call 03/15/29)	466	440,179
Duke Energy Florida LLC, 2.50%, 12/01/29 (Call 09/01/29)(a)	556	501,918
Duke Energy Ohio Inc., 3.65%, 02/01/29 (Call 11/01/28)	330	319,843
Duke Energy Progress LLC, 3.45%, 03/15/29 (Call 12/15/28)	362	349,051
Entergy Texas Inc., 4.00%, 03/30/29 (Call 12/30/28)	409	401,188
Evergy Inc., 2.90%, 09/15/29 (Call 06/15/29)(a)	715	651,780
Eversource Energy, Series O, 4.25%, 04/01/29 (Call 01/01/29)(a)	338	337,199
Georgia Power Co., Series B, 2.65%, 09/15/29 (Call 06/15/29)	466	418,431
Interstate Power & Light Co., 3.60%, 04/01/29 (Call 01/01/29)	59	56,803
MidAmerican Energy Co., 3.65%, 04/15/29 (Call 01/15/29)(a)	670	659,829
National Rural Utilities Cooperative Finance Corp., 3.70%, 03/15/29 (Call 12/15/28)	427	417,499
Nevada Power Co., Series CC, 3.70%, 05/01/29 (Call 02/01/29)(a)	308	304,061
NextEra Energy Capital Holdings Inc.
2.75%, 11/01/29 (Call 08/01/29)	591	528,194
3.50%, 04/01/29 (Call 01/01/29)	435	410,875
NSTAR Electric Co., 3.25%, 05/15/29 (Call 02/15/29)	208	198,850
Oncor Electric Delivery Co. LLC, 5.75%, 03/15/29 (Call 12/15/28)	125	137,535
Pacific Gas and Electric Co., 4.20%, 03/01/29 (Call 01/01/29)	190	176,502
PacifiCorp., 3.50%, 06/15/29 (Call 03/15/29)	213	205,822
Public Service Electric & Gas Co., 3.20%, 05/15/29 (Call 02/15/29)	285	272,876
Sempra Energy, 3.70%, 04/01/29 (Call 02/01/29)	215	206,153
Southern California Edison Co.
2.85%, 08/01/29 (Call 05/01/29)	464	419,113
6.65%, 04/01/29	207	225,783
Series A, 4.20%, 03/01/29 (Call 12/01/28)(a)	395	389,150
Union Electric Co., 3.50%, 03/15/29 (Call 12/15/28)(a)	326	316,755
Virginia Electric & Power Co., Series A, 2.88%, 07/15/29 (Call 04/15/29)	426	395,400
Wisconsin Power and Light Co., 3.00%, 07/01/29 (Call 04/01/29)	285	265,717
Xcel Energy Inc., 2.60%, 12/01/29 (Call 06/01/29)	501	445,178

		11,511,266

Electronics — 1.4%
Agilent Technologies Inc., 2.75%, 09/15/29 (Call 06/15/29)	569	510,746
Allegion PLC, 3.50%, 10/01/29 (Call 07/01/29)	275	253,921
Amphenol Corp., 4.35%, 06/01/29 (Call 03/01/29)	280	281,621
Flex Ltd., 4.88%, 06/15/29 (Call 03/15/29)(a)	485	483,884
Honeywell International Inc., 2.70%, 08/15/29 (Call 05/15/29)	465	434,273
Keysight Technologies Inc., 3.00%, 10/30/29 (Call 07/30/29)	549	496,104

		2,460,549

Entertainment — 0.4%
Magallanes Inc., 4.05%, 03/15/29 (Call 01/15/29)(b)	765	730,644

Security	Par (000)	Value

Environmental Control — 0.4%
Waste Connections Inc., 3.50%, 05/01/29 (Call 02/01/29)	$557	$531,590
Waste Management Inc., 2.00%, 06/01/29 (Call 04/01/29)(a)	225	200,101

		731,691

Food — 1.2%
Ahold Finance USA LLC, 6.88%, 05/01/29	325	370,139
Hershey Co. (The), 2.45%, 11/15/29 (Call 08/15/29)	313	286,182
Kraft Heinz Foods Co., 4.63%, 01/30/29 (Call 10/30/28)	115	115,278
Kroger Co. (The), 4.50%, 01/15/29 (Call 10/15/28)	532	540,576
Tyson Foods Inc., 4.35%, 03/01/29 (Call 12/01/28)(a)	919	927,694

		2,239,869

Forest Products & Paper — 0.7%
Georgia-Pacific LLC, 7.75%, 11/15/29	200	246,366
Suzano Austria GmbH, 6.00%, 01/15/29 (Call 10/15/28)	995	1,006,552

		1,252,918

Gas — 0.7%
Atmos Energy Corp., 2.63%, 09/15/29 (Call 06/15/29)	250	227,288
NiSource Inc., 2.95%, 09/01/29 (Call 06/01/29)(a)	605	545,722
Piedmont Natural Gas Co. Inc., 3.50%, 06/01/29 (Call 03/01/29)	454	431,050

		1,204,060

Health Care - Products — 1.2%
DH Europe Finance II Sarl, 2.60%, 11/15/29 (Call 08/15/29)	828	747,452
PerkinElmer Inc., 3.30%, 09/15/29 (Call 06/15/29)	793	728,386
Thermo Fisher Scientific Inc., 2.60%, 10/01/29 (Call 07/01/29)	797	725,047

		2,200,885

Health Care - Services — 3.8%
Adventist Health System/West, 2.95%, 03/01/29 (Call 12/01/28)	330	307,870
Anthem Inc., 2.88%, 09/15/29 (Call 06/15/29)	544	497,570
Ascension Health, Series B, 2.53%, 11/15/29 (Call 08/15/29)(a)	560	513,273
CommonSpirit Health, 3.35%, 10/01/29 (Call 04/01/29)	705	656,686
HCA Inc.
3.38%, 03/15/29 (Call 01/15/29)(b)	275	252,246
4.13%, 06/15/29 (Call 03/15/29)	1,377	1,320,626
Humana Inc.
3.13%, 08/15/29 (Call 05/15/29)	586	540,614
3.70%, 03/23/29 (Call 02/23/29)	290	278,667
Laboratory Corp. of America Holdings, 2.95%, 12/01/29 (Call 09/01/29)	642	582,320
Providence St Joseph Health Obligated Group, Series 19A, 2.53%, 10/01/29 (Call 07/01/29)	467	423,952
Quest Diagnostics Inc., 4.20%, 06/30/29 (Call 03/30/29)	589	583,481
Rush Obligated Group, Series 2020, 3.92%, 11/15/29 (Call 08/15/29)	257	254,921
UnitedHealth Group Inc., 2.88%, 08/15/29	616	576,681

		6,788,907

Holding Companies - Diversified — 0.2%
Blackstone Private Credit Fund, 4.00%, 01/15/29 (Call 11/15/28)(b)	470	419,818

Home Builders — 0.2%
Toll Brothers Finance Corp., 3.80%, 11/01/29 (Call 08/01/29)(a)	385	349,214

Home Furnishings — 0.6%
Leggett & Platt Inc., 4.40%, 03/15/29 (Call 12/15/28)	499	498,626
Whirlpool Corp., 4.75%, 02/26/29 (Call 11/26/28)(a)	669	678,352

		1,176,978

66	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® iBonds® Dec 2029 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Household Products & Wares — 0.3%
Kimberly-Clark Corp., 3.20%, 04/25/29 (Call 01/25/29)(a)	$655	$633,437

Insurance — 3.9%
Aon Corp., 3.75%, 05/02/29 (Call 02/02/29)	506	491,933
AXIS Specialty Finance LLC, 3.90%, 07/15/29 (Call 04/15/29)	163	157,157
Brown & Brown Inc., 4.50%, 03/15/29 (Call 12/15/28)	335	334,531
CNA Financial Corp., 3.90%, 05/01/29 (Call 02/01/29)	417	401,746
CNO Financial Group Inc., 5.25%, 05/30/29 (Call 02/28/29)	416	423,284
Corebridge Financial Inc., 3.85%, 04/05/29 (Call 02/05/29)(b)	255	243,816
Enstar Group Ltd., 4.95%, 06/01/29 (Call 03/01/29)(a)	384	387,763
Hartford Financial Services Group Inc. (The), 2.80%, 08/19/29 (Call 05/19/29)	579	522,964
Markel Corp., 3.35%, 09/17/29 (Call 06/17/29)	420	394,956
Marsh & McLennan Companies Inc., 4.38%, 03/15/29 (Call 12/15/28)	898	908,471
PartnerRe Finance B LLC, 3.70%, 07/02/29 (Call 04/02/29)	248	239,394
Principal Financial Group Inc., 3.70%, 05/15/29 (Call 02/15/29)	472	456,098
Progressive Corp. (The)
4.00%, 03/01/29 (Call 12/01/28)	529	531,322
6.63%, 03/01/29(a)	149	172,345
Reinsurance Group of America Inc., 3.90%, 05/15/29 (Call 02/15/29)	438	423,384
RenaissanceRe Holdings Ltd., 3.60%, 04/15/29 (Call 01/15/29)(a)	482	462,494
Unum Group, 4.00%, 06/15/29 (Call 03/15/29)	95	92,684
Willis North America Inc., 2.95%, 09/15/29 (Call 06/15/29)	553	493,724

		7,138,066

Internet — 0.3%
Amazon.com Inc., 3.45%, 04/13/29 (Call 02/13/29)	500	492,595

Iron & Steel — 0.2%
ArcelorMittal SA, 4.25%, 07/16/29(a)	400	387,612

Lodging — 0.5%
Choice Hotels International Inc., 3.70%, 12/01/29 (Call 09/01/29)	380	354,441
Las Vegas Sands Corp., 3.90%, 08/08/29 (Call 05/08/29)	405	349,122
Sands China Ltd., 3.10%, 03/08/29 (Call 01/08/29)(a)(b)	325	261,739

		965,302

Machinery — 1.3%
Caterpillar Inc., 2.60%, 09/19/29 (Call 06/19/29)	478	441,232
Deere & Co., 5.38%, 10/16/29(a)	335	366,071
Dover Corp., 2.95%, 11/04/29 (Call 08/04/29)	250	232,505
John Deere Capital Corp.
2.80%, 07/18/29	696	654,108
3.35%, 04/18/29	20	19,475
3.45%, 03/07/29	315	310,114
Rockwell Automation Inc., 3.50%, 03/01/29 (Call 12/01/28)	400	394,140

		2,417,645

Manufacturing — 1.7%
3M Co.
2.38%, 08/26/29 (Call 05/26/29)(a)	731	662,366
3.38%, 03/01/29 (Call 12/01/28)	501	486,721
Parker-Hannifin Corp., 3.25%, 06/14/29 (Call 03/14/29)	610	569,655
Pentair Finance Sarl, 4.50%, 07/01/29 (Call 04/01/29)	445	441,707
Textron Inc., 3.90%, 09/17/29 (Call 06/17/29)	319	309,382
Trane Technologies Luxembourg Finance SA, 3.80%, 03/21/29 (Call 12/21/28)	605	581,484

		3,051,315

Security	Par (000)	Value

Media — 3.2%
Charter Communications Operating LLC/Charter Communications Operating Capital
2.25%, 01/15/29 (Call 11/15/28)	$890	$758,556
5.05%, 03/30/29 (Call 12/30/28)	931	928,887
Discovery Communications LLC, 4.13%, 05/15/29 (Call 02/15/29)	722	690,275
Fox Corp., 4.71%, 01/25/29 (Call 10/25/28)	1,554	1,562,096
Paramount Global, 4.20%, 06/01/29 (Call 03/01/29)(a)	537	515,783
Walt Disney Co. (The), 2.00%, 09/01/29 (Call 06/01/29)(a)	1,587	1,388,562

		5,844,159

Mining — 0.6%
Freeport-McMoRan Inc., 5.25%, 09/01/29 (Call 09/01/24)	480	480,312
Newmont Corp., 2.80%, 10/01/29 (Call 07/01/29)	686	622,984

		1,103,296

Office & Business Equipment — 0.2%
CDW LLC/CDW Finance Corp., 3.25%, 02/15/29 (Call 08/15/23)	442	382,693

Office Furnishings — 0.0%
Steelcase Inc., 5.13%, 01/18/29 (Call 10/18/28)	0	—

Oil & Gas — 4.0%
Cenovus Energy Inc., 4.40%, 04/15/29 (Call 01/15/29)(a)	576	570,367
Chevron USA Inc., 3.25%, 10/15/29 (Call 07/15/29)	441	425,689
ConocoPhillips Co., 6.95%, 04/15/29	939	1,105,832
Coterra Energy Inc., 4.38%, 03/15/29 (Call 02/15/27)(b)	355	354,212
Diamondback Energy Inc., 3.50%, 12/01/29 (Call 09/01/29)	857	799,418
EQT Corp., 5.00%, 01/15/29 (Call 07/15/28)	20	19,873
Exxon Mobil Corp., 2.44%, 08/16/29 (Call 05/16/29)(a)	922	843,805
Hess Corp., 7.88%, 10/01/29	285	340,321
Shell International Finance BV, 2.38%, 11/07/29 (Call 08/07/29)	1,072	963,535
TotalEnergies Capital International SA, 3.45%, 02/19/29 (Call 11/19/28)	1,073	1,039,490
Valero Energy Corp., 4.00%, 04/01/29 (Call 01/01/29)	764	742,967

		7,205,509

Oil & Gas Services — 0.5%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc., 3.14%, 11/07/29 (Call 08/07/29)	476	440,186
NOV Inc., 3.60%, 12/01/29 (Call 09/01/29)(a)	509	472,662

		912,848

Packaging & Containers — 0.6%
Packaging Corp. of America, 3.00%, 12/15/29 (Call 09/15/29)	545	501,744
WRKCo Inc., 4.90%, 03/15/29 (Call 12/15/28)	612	629,142

		1,130,886

Pharmaceuticals — 5.9%
AbbVie Inc., 3.20%, 11/21/29 (Call 08/21/29)	3,224	3,005,477
AstraZeneca PLC, 4.00%, 01/17/29 (Call 10/17/28)	963	968,412
Bristol-Myers Squibb Co., 3.40%, 07/26/29 (Call 04/26/29)	995	965,538
CVS Health Corp., 3.25%, 08/15/29 (Call 05/15/29)	1,442	1,342,949
Eli Lilly & Co., 3.38%, 03/15/29 (Call 12/15/28)	637	625,005
GlaxoSmithKline Capital PLC, 3.38%, 06/01/29 (Call 03/01/29)	1,049	1,024,369
Johnson & Johnson, 6.95%, 09/01/29	70	85,830
Merck & Co. Inc., 3.40%, 03/07/29 (Call 12/07/28)(a)	1,307	1,280,965
Pfizer Inc., 3.45%, 03/15/29 (Call 12/15/28)	1,378	1,350,454

		10,648,999

Pipelines — 4.1%
Boardwalk Pipelines LP, 4.80%, 05/03/29 (Call 02/03/29)	410	404,010
Cheniere Corpus Christi Holdings LLC, 3.70%, 11/15/29 (Call 05/18/29)	943	887,542

S C H E D U L E O F I N V E S T M E N T S	67

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® iBonds® Dec 2029 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
Eastern Gas Transmission & Storage Inc., 3.00%, 11/15/29 (Call 08/15/29)(b)	$473	$432,511
Enbridge Inc., 3.13%, 11/15/29 (Call 08/15/29)(a)	733	676,251
Energy Transfer LP
4.15%, 09/15/29 (Call 06/15/29)	534	505,383
5.25%, 04/15/29 (Call 01/15/29)	1,117	1,136,235
Enterprise Products Operating LLC, 3.13%, 07/31/29 (Call 04/30/29)(a)	816	758,643
MPLX LP, 4.80%, 02/15/29 (Call 11/15/28)	685	694,549
ONEOK Inc.
3.40%, 09/01/29 (Call 06/01/29)	547	498,946
4.35%, 03/15/29 (Call 12/15/28)	590	573,805
Phillips 66 Partners LP, 3.15%, 12/15/29 (Call 09/15/29)	205	189,414
Plains All American Pipeline LP/PAA Finance Corp., 3.55%, 12/15/29 (Call 09/15/29)(a)	733	670,922
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 6.88%, 01/15/29 (Call 01/15/24)	5	5,266

		7,433,477

Real Estate Investment Trusts — 10.5%
Alexandria Real Estate Equities Inc.
2.75%, 12/15/29 (Call 09/15/29)	355	319,866
4.50%, 07/30/29 (Call 04/30/29)	255	256,433
American Campus Communities Operating Partnership LP, 2.25%, 01/15/29 (Call 11/15/28)	380	353,328
American Homes 4 Rent LP, 4.90%, 02/15/29 (Call 11/15/28)	271	274,504
American Tower Corp.
3.80%, 08/15/29 (Call 05/15/29)	1,126	1,054,037
3.95%, 03/15/29 (Call 12/15/28)	583	555,191
AvalonBay Communities Inc., 3.30%, 06/01/29 (Call 03/01/29)	396	377,028
Boston Properties LP, 3.40%, 06/21/29 (Call 03/21/29)	546	510,843
Brandywine Operating Partnership LP, 4.55%, 10/01/29 (Call 07/01/29)	185	182,225
Brixmor Operating Partnership LP, 4.13%, 05/15/29 (Call 02/15/29)	415	402,218
Camden Property Trust, 3.15%, 07/01/29 (Call 04/01/29)(a)	481	453,554
Corporate Office Properties LP, 2.00%, 01/15/29 (Call 11/15/28)	245	205,281
Crown Castle International Corp.
3.10%, 11/15/29 (Call 08/15/29)	504	451,876
4.30%, 02/15/29 (Call 11/15/28)	517	505,946
CubeSmart LP, 4.38%, 02/15/29 (Call 11/15/28)	364	365,154
Digital Realty Trust LP, 3.60%, 07/01/29 (Call 04/01/29)(a)	705	663,574
Duke Realty LP, 2.88%, 11/15/29 (Call 08/15/29)	247	226,803
EPR Properties, 3.75%, 08/15/29 (Call 05/15/29)	265	235,288
Equinix Inc., 3.20%, 11/18/29 (Call 08/18/29)(a)	1,013	920,939
ERP Operating LP, 3.00%, 07/01/29 (Call 04/01/29)	443	414,617
Essex Portfolio LP, 4.00%, 03/01/29 (Call 12/01/28)	404	396,017
Extra Space Storage LP Co., 3.90%, 04/01/29 (Call 02/01/29)	90	86,484
Federal Realty Investment Trust, 3.20%, 06/15/29 (Call 03/15/29)	351	328,199
GLP Capital LP/GLP Financing II Inc., 5.30%, 01/15/29 (Call 10/15/28)	664	667,227
Healthpeak Properties Inc., 3.50%, 07/15/29 (Call 04/15/29)	365	348,192
Highwoods Realty LP, 4.20%, 04/15/29 (Call 01/15/29)	330	325,073
Host Hotels & Resorts LP, Series H, 3.38%, 12/15/29 (Call 09/16/29)	545	486,805
Hudson Pacific Properties LP, 4.65%, 04/01/29 (Call 01/01/29)(a)	315	314,716
Kilroy Realty LP, 4.25%, 08/15/29 (Call 05/15/29)	197	192,455
Life Storage LP, 4.00%, 06/15/29 (Call 03/15/29)	431	416,070

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Mid-America Apartments LP, 3.95%, 03/15/29 (Call 12/15/28)	$455	$448,111
Omega Healthcare Investors Inc., 3.63%, 10/01/29 (Call 07/01/29)	388	344,649
Prologis LP, 4.38%, 02/01/29 (Call 11/01/28)	225	229,930
Public Storage, 3.39%, 05/01/29 (Call 02/01/29)	404	388,357
Realty Income Corp.
3.10%, 12/15/29 (Call 09/15/29)	475	441,204
3.25%, 06/15/29 (Call 03/15/29)(a)	357	340,307
Regency Centers LP, 2.95%, 09/15/29 (Call 06/15/29)	469	428,103
Sabra Health Care LP, 3.90%, 10/15/29 (Call 07/15/29)	395	363,495
Simon Property Group LP, 2.45%, 09/13/29 (Call 06/13/29)	1,101	971,423
Spirit Realty LP, 4.00%, 07/15/29 (Call 04/15/29)	260	244,067
STORE Capital Corp., 4.63%, 03/15/29 (Call 12/15/28)	320	319,469
UDR Inc., 4.40%, 01/26/29 (Call 10/26/28)	455	458,617
Ventas Realty LP, 4.40%, 01/15/29 (Call 10/15/28)	474	471,720
Welltower Inc.
2.05%, 01/15/29 (Call 11/15/28)	235	204,300
4.13%, 03/15/29 (Call 09/15/28)	404	399,839
Weyerhaeuser Co., 4.00%, 11/15/29 (Call 08/15/29)	408	395,164
WP Carey Inc., 3.85%, 07/15/29 (Call 04/15/29)	204	195,120

		18,933,818

Retail — 3.2%
AutoZone Inc., 3.75%, 04/18/29 (Call 01/18/29)(a)	451	433,862
Home Depot Inc. (The), 2.95%, 06/15/29 (Call 03/15/29)(a)	1,265	1,186,342
Lowe’s Companies Inc.
3.65%, 04/05/29 (Call 01/05/29)	973	939,179
6.50%, 03/15/29	180	202,799
McDonald’s Corp., 2.63%, 09/01/29 (Call 06/01/29)	895	809,921
O’Reilly Automotive Inc., 3.90%, 06/01/29 (Call 03/01/29)	566	547,882
Starbucks Corp., 3.55%, 08/15/29 (Call 05/15/29)	602	573,273
Target Corp., 3.38%, 04/15/29 (Call 01/15/29)(a)	854	836,194
Walmart Inc.
2.38%, 09/24/29 (Call 06/24/29)(a)	70	64,074
3.25%, 07/08/29 (Call 04/08/29)(a)	265	259,446

		5,852,972

Semiconductors — 4.0%
Broadcom Inc.
4.00%, 04/15/29 (Call 02/15/29)(b)	70	66,812
4.75%, 04/15/29 (Call 01/15/29)	1,231	1,234,804
Intel Corp., 2.45%, 11/15/29 (Call 08/15/29)	1,320	1,193,372
KLA Corp., 4.10%, 03/15/29 (Call 12/15/28)	775	777,658
Lam Research Corp., 4.00%, 03/15/29 (Call 12/15/28)	925	921,420
Micron Technology Inc., 5.33%, 02/06/29 (Call 11/06/28)	667	689,478
NXP BV/NXP Funding LLC/NXP USA Inc., 4.30%, 06/18/29 (Call 03/18/29)(b)	782	765,336
Qorvo Inc., 4.38%, 10/15/29 (Call 10/15/24)	455	421,216
Texas Instruments Inc., 2.25%, 09/04/29 (Call 06/04/29)	813	736,277
TSMC Arizona Corp., 4.13%, 04/22/29 (Call 02/22/29)	345	343,486

		7,149,859

Software — 1.8%
Broadridge Financial Solutions Inc., 2.90%, 12/01/29 (Call 09/01/29)	718	642,359
Fidelity National Information Services Inc., 3.75%, 05/21/29 (Call 02/21/29)	510	487,963
Fiserv Inc., 3.50%, 07/01/29 (Call 04/01/29)	1,745	1,631,383
Roper Technologies Inc., 2.95%, 09/15/29 (Call 06/15/29)	555	508,974

		3,270,679

Telecommunications — 4.2%
America Movil SAB de CV, 3.63%, 04/22/29 (Call 01/22/29)	540	516,402
AT&T Inc., 4.35%, 03/01/29 (Call 12/01/28)	2,090	2,112,530

68	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® iBonds® Dec 2029 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
Juniper Networks Inc., 3.75%, 08/15/29 (Call 05/15/29)	$507	$484,317
Motorola Solutions Inc., 4.60%, 05/23/29 (Call 02/23/29)	617	605,203
T-Mobile USA Inc., 2.40%, 03/15/29 (Call 01/15/29)(b)	495	433,694
Verizon Communications Inc.
3.88%, 02/08/29 (Call 11/08/28)(a)	1,039	1,027,332
4.02%, 12/03/29 (Call 09/03/29)(a)(b)	50	48,913
4.02%, 12/03/29 (Call 09/03/29)	2,413	2,360,566

		7,588,957

Toys, Games & Hobbies — 0.4%
Hasbro Inc., 3.90%, 11/19/29 (Call 08/19/29)	752	716,739

Transportation — 2.3%
CSX Corp., 4.25%, 03/15/29 (Call 12/15/28)	821	825,548
FedEx Corp., 3.10%, 08/05/29 (Call 05/05/29)	704	652,552
Kansas City Southern, 2.88%, 11/15/29 (Call 08/15/29)	491	447,193
Norfolk Southern Corp., 2.55%, 11/01/29 (Call 08/01/29)(a)	426	384,022
Union Pacific Corp.
3.70%, 03/01/29 (Call 12/01/28)	886	872,241
6.63%, 02/01/29	205	235,752
United Parcel Service Inc.
2.50%, 09/01/29 (Call 06/01/29)	410	376,138
3.40%, 03/15/29 (Call 12/15/28)(a)	382	372,675

		4,166,121

Trucking & Leasing — 0.2%
GATX Corp., 4.70%, 04/01/29 (Call 01/01/29)	292	297,116

Water — 0.4%
American Water Capital Corp., 3.45%, 06/01/29 (Call 03/01/29)	457	437,340
Essential Utilities Inc., 3.57%, 05/01/29 (Call 02/01/29)	248	237,145

		674,485

Total Corporate Bonds & Notes — 98.4% (Cost: $196,311,209)		178,070,745

Security	Shares (000)	Value

Short-Term Investments

Money Market Funds — 10.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.38%(c)(d)(e)	17,738	$17,737,770
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.34%(c)(d)	1,893	1,893,000

		19,630,770

Total Short-Term Investments — 10.9% (Cost: $19,629,379)		19,630,770

Total Investments in Securities — 109.3% (Cost: $215,940,588)		197,701,515

Other Assets, Less Liabilities — (9.3)%		(16,785,865)

Net Assets — 100.0%		$180,915,650

(a)	All or a portion of this security is on loan.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/22	Shares Held at 04/30/22 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$11,169,250	$6,575,998	(a)	$—	$(7,278)	$(200)	$17,737,770	17,738	$13,159	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	593,000	1,300,000	(a)	—	—	—	1,893,000	1,893	669		—

					$(7,278)	$(200)	$19,630,770		$13,828		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E O F I N V E S T M E N T S	69

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® iBonds® Dec 2029 Term Corporate ETF

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Corporate Bonds & Notes	$—	$178,070,745	$—	$178,070,745
Money Market Funds	19,630,770	—	—	19,630,770

	$19,630,770	$178,070,745	$—	$197,701,515

See notes to financial statements.

70	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) April 30, 2022	iShares® iBonds® Dec 2030 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.5%
Interpublic Group of Companies Inc. (The), 4.75%, 03/30/30 (Call 12/30/29)	$282	$286,362
Omnicom Group Inc.
2.45%, 04/30/30 (Call 01/30/30)(a)	222	193,369
4.20%, 06/01/30 (Call 03/01/30)	192	188,769

		668,500

Aerospace & Defense — 2.4%
Boeing Co. (The)
2.95%, 02/01/30 (Call 11/01/29)(a)	170	148,033
5.15%, 05/01/30 (Call 02/01/30)	1,720	1,713,000
General Dynamics Corp., 3.63%, 04/01/30 (Call 01/01/30)(a)	370	364,039
Lockheed Martin Corp., 1.85%, 06/15/30 (Call 03/15/30)	150	129,481
Northrop Grumman Corp., 4.40%, 05/01/30 (Call 02/01/30)(a)	292	294,266
Raytheon Technologies Corp., 2.25%, 07/01/30 (Call 04/01/30)	335	292,080

		2,940,899

Agriculture — 1.1%
Altria Group Inc., 3.40%, 05/06/30 (Call 02/06/30)	300	269,835
Archer-Daniels-Midland Co., 3.25%, 03/27/30 (Call 12/27/29)	191	182,197
BAT Capital Corp., 4.91%, 04/02/30 (Call 01/02/30)(a)	390	377,076
Philip Morris International Inc.
1.75%, 11/01/30 (Call 08/01/30)	289	236,393
2.10%, 05/01/30 (Call 02/01/30)	302	258,219

		1,323,720

Airlines — 0.2%
Southwest Airlines Co., 2.63%, 02/10/30 (Call 11/10/29)	212	183,669
United Airlines Pass Through Trust, Series 2018-1, Class AA, 3.50%, 09/01/31	4	3,879

		187,548

Apparel — 0.8%
NIKE Inc., 2.85%, 03/27/30 (Call 12/27/29)	623	581,128
Ralph Lauren Corp., 2.95%, 06/15/30 (Call 03/15/30)(a)	265	241,656
VF Corp., 2.95%, 04/23/30 (Call 01/23/30)	225	203,520

		1,026,304

Auto Manufacturers — 1.0%
Cummins Inc., 1.50%, 09/01/30 (Call 06/01/30)	315	258,218
General Motors Financial Co. Inc., 3.60%, 06/21/30 (Call 03/21/30)	440	395,736
Toyota Motor Credit Corp.
2.15%, 02/13/30	274	242,444
3.38%, 04/01/30(a)	380	364,948

		1,261,346

Auto Parts & Equipment — 0.3%
Lear Corp., 3.50%, 05/30/30 (Call 02/28/30)	180	165,010
Magna International Inc., 2.45%, 06/15/30 (Call 03/15/30)	181	158,641

		323,651

Banks — 7.0%
Banco Santander SA
2.75%, 12/03/30	590	487,027
3.49%, 05/28/30	305	277,709
BankUnited Inc., 5.13%, 06/11/30 (Call 03/11/30)	155	152,886
Citizens Financial Group Inc.
2.50%, 12/06/29 (Call 11/06/29)	172	150,810
3.25%, 04/30/30 (Call 01/30/30)	235	215,248
Discover Bank, 2.70%, 02/06/30 (Call 11/06/29)(a)	235	204,788
First Horizon Bank, 5.75%, 05/01/30 (Call 02/01/30)	207	222,593

Security	Par (000)	Value

Banks (continued)
Goldman Sachs Group Inc. (The)
2.60%, 02/07/30 (Call 11/07/29)	$671	$582,670
3.80%, 03/15/30 (Call 12/15/29)	874	826,236
HSBC Holdings PLC, 4.95%, 03/31/30	935	944,266
Huntington Bancshares Inc./OH, 2.55%, 02/04/30 (Call 11/04/29)	325	288,814
JPMorgan Chase & Co., 8.75%, 09/01/30	50	63,523
Mitsubishi UFJ Financial Group Inc.
2.05%, 07/17/30	265	220,554
2.56%, 02/25/30	497	434,085
Northern Trust Corp., 1.95%, 05/01/30 (Call 02/01/30)(a)	300	260,883
PNC Financial Services Group Inc. (The), 2.55%, 01/22/30 (Call 10/24/29)	700	626,514
State Street Corp., 2.40%, 01/24/30	219	196,598
Sumitomo Mitsui Financial Group Inc.
2.13%, 07/08/30	620	521,048
2.14%, 09/23/30	320	262,586
2.75%, 01/15/30	329	292,570
SVB Financial Group, 3.13%, 06/05/30 (Call 03/05/30)	145	130,243
Truist Bank, 2.25%, 03/11/30 (Call 12/11/29)	497	430,467
Truist Financial Corp., 1.95%, 06/05/30 (Call 03/05/30)	166	142,167
U.S. Bancorp., 1.38%, 07/22/30 (Call 04/22/30)	440	360,021
Westpac Banking Corp., 2.65%, 01/16/30	226	205,929

		8,500,235

Beverages — 2.6%
Anheuser-Busch InBev Worldwide Inc., 3.50%, 06/01/30 (Call 03/01/30)	580	550,977
Coca-Cola Co. (The)
1.65%, 06/01/30	507	431,132
3.45%, 03/25/30(a)	487	474,786
Coca-Cola Femsa SAB de CV, 2.75%, 01/22/30 (Call 10/22/29)	157	141,248
Constellation Brands Inc., 2.88%, 05/01/30 (Call 02/01/30)	182	161,847
Diageo Capital PLC, 2.00%, 04/29/30 (Call 01/29/30)	357	310,665
Keurig Dr Pepper Inc., 3.20%, 05/01/30 (Call 02/01/30)	333	304,565
PepsiCo Inc.
1.63%, 05/01/30 (Call 02/01/30)	325	277,420
2.75%, 03/19/30 (Call 12/19/29)	487	452,852

		3,105,492

Biotechnology — 1.4%
Amgen Inc., 2.45%, 02/21/30 (Call 11/21/29)	400	352,780
Biogen Inc., 2.25%, 05/01/30 (Call 02/01/30)	500	417,685
Gilead Sciences Inc., 1.65%, 10/01/30 (Call 07/01/30)	435	360,267
Regeneron Pharmaceuticals Inc., 1.75%, 09/15/30 (Call 06/15/30)	475	386,052
Royalty Pharma PLC, 2.20%, 09/02/30 (Call 06/02/30)(a)	268	224,123

		1,740,907

Building Materials — 1.1%
Carrier Global Corp., 2.72%, 02/15/30 (Call 11/15/29)	607	536,388
Johnson Controls International PLC/Tyco Fire & Security Finance SCA, 1.75%, 09/15/30 (Call 06/15/30)(a)	160	133,933
Martin Marietta Materials Inc., Series CB, 2.50%, 03/15/30 (Call 12/15/29)	110	95,659
Masco Corp., 2.00%, 10/01/30 (Call 07/01/30)	166	136,049
Mohawk Industries Inc., 3.63%, 05/15/30 (Call 02/15/30)	35	32,569
Owens Corning, 3.88%, 06/01/30 (Call 03/01/30)	185	176,434
Vulcan Materials Co., 3.50%, 06/01/30 (Call 03/01/30)	270	254,683

		1,365,715

S C H E D U L E O F I N V E S T M E N T S	71

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® iBonds® Dec 2030 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals — 1.6%
Air Products and Chemicals Inc., 2.05%, 05/15/30 (Call 02/15/30)	$283	$248,264
Dow Chemical Co. (The), 2.10%, 11/15/30 (Call 08/15/30)(a)	330	280,068
Ecolab Inc., 4.80%, 03/24/30 (Call 12/24/29)	214	226,087
EI du Pont de Nemours and Co., 2.30%, 07/15/30 (Call 04/15/30)	145	128,490
Linde Inc./CT, 1.10%, 08/10/30 (Call 05/10/30)	202	165,214
LYB International Finance III LLC
2.25%, 10/01/30 (Call 07/01/30)	140	119,136
3.38%, 05/01/30 (Call 02/01/30)	165	149,820
Nutrien Ltd., 2.95%, 05/13/30 (Call 02/13/30)	190	172,398
PPG Industries Inc., 2.55%, 06/15/30 (Call 03/15/30)	110	98,413
Sherwin-Williams Co. (The), 2.30%, 05/15/30 (Call 02/15/30)	242	209,766
Westlake Corp., 3.38%, 06/15/30 (Call 03/15/30)	179	166,584

		1,964,240

Commercial Services — 1.7%
Automatic Data Processing Inc., 1.25%, 09/01/30 (Call 06/01/30)	272	223,687
Block Financial LLC, 3.88%, 08/15/30 (Call 05/15/30)	245	227,588
Emory University, Series 2020, 2.14%, 09/01/30 (Call 06/01/30)	33	29,218
Equifax Inc., 3.10%, 05/15/30 (Call 02/15/30)	185	167,316
Global Payments Inc., 2.90%, 05/15/30 (Call 02/15/30)	375	329,460
PayPal Holdings Inc., 2.30%, 06/01/30 (Call 03/01/30)(a)	290	253,643
Quanta Services Inc., 2.90%, 10/01/30 (Call 07/01/30)	375	325,324
RELX Capital Inc., 3.00%, 05/22/30 (Call 02/22/30)	249	224,922
S&P Global Inc., 1.25%, 08/15/30 (Call 05/15/30)	182	148,293
Yale University, Series 2020, 1.48%, 04/15/30 (Call 01/15/30)	163	139,533

		2,068,984

Computers — 2.2%
Amdocs Ltd., 2.54%, 06/15/30 (Call 03/15/30)	195	167,844
Apple Inc.
1.25%, 08/20/30 (Call 05/20/30)	438	361,556
1.65%, 05/11/30 (Call 02/11/30)	582	499,985
Dell International LLC/EMC Corp., 6.20%, 07/15/30 (Call 04/15/30)	290	312,925
HP Inc., 3.40%, 06/17/30 (Call 03/17/30)	335	301,065
International Business Machines Corp., 1.95%, 05/15/30 (Call 02/15/30)	592	506,420
Leidos Inc., 4.38%, 05/15/30 (Call 02/15/30)	240	232,010
NetApp Inc., 2.70%, 06/22/30 (Call 03/22/30)	200	174,136
Teledyne FLIR LLC, 2.50%, 08/01/30 (Call 05/01/30)	170	144,991

		2,700,932

Cosmetics & Personal Care — 1.0%
Estee Lauder Companies Inc. (The), 2.60%, 04/15/30 (Call 01/15/30)	215	196,263
Procter & Gamble Co. (The)
1.20%, 10/29/30	396	325,987
3.00%, 03/25/30	554	527,890
Unilever Capital Corp., 1.38%, 09/14/30 (Call 06/14/30)	170	139,706

		1,189,846

Diversified Financial Services — 3.6%
Affiliated Managers Group Inc., 3.30%, 06/15/30 (Call 03/15/30)	160	147,653
Air Lease Corp.
3.00%, 02/01/30 (Call 11/01/29)	255	219,996
3.13%, 12/01/30 (Call 09/01/30)	275	237,201
Brookfield Finance Inc., 4.35%, 04/15/30 (Call 01/15/30)	230	226,856
Cboe Global Markets Inc., 1.63%, 12/15/30 (Call 09/15/30)	198	163,635
Charles Schwab Corp. (The), 4.63%, 03/22/30 (Call 12/22/29)	182	188,383

Security	Par (000)	Value

Diversified Financial Services (continued)
Franklin Resources Inc., 1.60%, 10/30/30 (Call 07/30/30)	$264	$213,708
Intercontinental Exchange Inc., 2.10%, 06/15/30 (Call 03/15/30)	550	475,442
Jefferies Group LLC/Jefferies Group Capital Finance Inc., 4.15%, 01/23/30	337	320,430
Mastercard Inc., 3.35%, 03/26/30 (Call 12/26/29)	515	499,071
Nomura Holdings Inc.
2.68%, 07/16/30	430	370,028
3.10%, 01/16/30	565	507,076
Raymond James Financial Inc., 4.65%, 04/01/30 (Call 01/01/30)	216	218,577
Stifel Financial Corp., 4.00%, 05/15/30 (Call 02/15/30)	160	151,209
Visa Inc., 2.05%, 04/15/30 (Call 01/15/30)	498	440,775

		4,380,040

Electric — 7.2%
AEP Texas Inc., Series I, 2.10%, 07/01/30 (Call 04/01/30)	182	153,839
Alabama Power Co., Series 20-A, 1.45%, 09/15/30 (Call 06/15/30)	191	157,205
Ameren Illinois Co., 1.55%, 11/15/30 (Call 08/15/30)	90	74,238
American Electric Power Co. Inc., 2.30%, 03/01/30 (Call 12/01/29)	174	150,338
Berkshire Hathaway Energy Co., 3.70%, 07/15/30 (Call 04/15/30)	441	428,048
Black Hills Corp., 2.50%, 06/15/30 (Call 03/15/30)	163	140,576
CenterPoint Energy Inc., 2.95%, 03/01/30 (Call 12/01/29)	160	144,939
Commonwealth Edison Co., 2.20%, 03/01/30 (Call 12/01/29)	195	170,689
Consolidated Edison Co. of New York Inc., Series 20A, 3.35%, 04/01/30 (Call 01/01/30)	267	252,328
Dominion Energy Inc., Series C, 3.38%, 04/01/30 (Call 01/01/30)	559	517,757
DTE Electric Co., 2.25%, 03/01/30 (Call 12/01/29)	220	195,430
DTE Energy Co., 2.95%, 03/01/30 (Call 12/01/29)	35	31,662
Duke Energy Carolinas LLC, 2.45%, 02/01/30 (Call 11/01/29)	222	198,772
Duke Energy Corp., 2.45%, 06/01/30 (Call 03/01/30)(a)	297	258,675
Duke Energy Florida LLC, 1.75%, 06/15/30 (Call 03/15/30)	177	148,606
Duke Energy Ohio Inc., 2.13%, 06/01/30 (Call 03/01/30)	120	103,189
Entergy Corp., 2.80%, 06/15/30 (Call 03/15/30)	225	197,825
Entergy Louisiana LLC, 1.60%, 12/15/30 (Call 09/15/30)	98	80,181
Evergy Metro Inc., Series 2020, 2.25%, 06/01/30 (Call 03/01/30)	122	106,955
Eversource Energy, Series R, 1.65%, 08/15/30 (Call 05/15/30)	330	265,280
Exelon Corp., 4.05%, 04/15/30 (Call 01/15/30)	385	376,619
Interstate Power & Light Co., 2.30%, 06/01/30 (Call 03/01/30)	127	110,136
IPALCO Enterprises Inc., 4.25%, 05/01/30 (Call 02/01/30)	185	175,582
National Rural Utilities Cooperative Finance Corp., 2.40%, 03/15/30 (Call 12/15/29)	135	120,164
Nevada Power Co., Series DD, 2.40%, 05/01/30 (Call 02/01/30)	118	105,249
NextEra Energy Capital Holdings Inc., 2.25%, 06/01/30 (Call 03/01/30)	685	587,107
NSTAR Electric Co., 3.95%, 04/01/30 (Call 01/01/30)	37	36,821
Ohio Power Co., Series P, 2.60%, 04/01/30 (Call 01/01/30)	152	136,856
Oklahoma Gas & Electric Co.
3.25%, 04/01/30 (Call 10/01/29)	150	140,796
3.30%, 03/15/30 (Call 09/15/29)	81	76,096
Oncor Electric Delivery Co. LLC
2.75%, 05/15/30 (Call 02/15/30)(a)	160	146,384
2.75%, 05/15/30 (Call 02/15/30)(b)	5	4,571
Pacific Gas and Electric Co., 4.55%, 07/01/30 (Call 01/01/30)	1,088	1,007,107
PacifiCorp., 2.70%, 09/15/30 (Call 06/15/30)(a)	132	119,386
PPL Capital Funding Inc., 4.13%, 04/15/30 (Call 01/15/30)	34	33,547

72	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® iBonds® Dec 2030 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Public Service Electric & Gas Co., 2.45%, 01/15/30 (Call 10/15/29)	$145	$131,032
Public Service Enterprise Group Inc., 1.60%, 08/15/30 (Call 05/15/30)	162	131,217
Puget Energy Inc., 4.10%, 06/15/30 (Call 03/15/30)	200	191,344
San Diego Gas & Electric Co., Series VVV, 1.70%, 10/01/30 (Call 07/01/30)	347	287,209
Southern California Edison Co., 2.25%, 06/01/30 (Call 03/01/30)	205	175,125
Southern Co. (The), Series A, 3.70%, 04/30/30 (Call 01/30/30)	365	344,472
Tucson Electric Power Co., 1.50%, 08/01/30 (Call 05/01/30)	140	113,575
Union Electric Co., 2.95%, 03/15/30 (Call 12/15/29)	87	80,734
WEC Energy Group Inc., 1.80%, 10/15/30 (Call 07/15/30)	137	112,532
Xcel Energy Inc., 3.40%, 06/01/30 (Call 12/01/29)	219	204,940

		8,725,133

Electrical Components & Equipment — 0.3%
Acuity Brands Lighting Inc., 2.15%, 12/15/30 (Call 09/15/30)	240	192,375
Emerson Electric Co., 1.95%, 10/15/30 (Call 07/15/30)	165	141,959

		334,334

Electronics — 0.8%
Agilent Technologies Inc., 2.10%, 06/04/30 (Call 03/04/30)	210	176,020
Amphenol Corp., 2.80%, 02/15/30 (Call 11/15/29)	270	241,863
Flex Ltd., 4.88%, 05/12/30 (Call 02/12/30)	220	217,576
Honeywell International Inc., 1.95%, 06/01/30 (Call 03/01/30)	275	240,353
Jabil Inc., 3.60%, 01/15/30 (Call 10/15/29)	160	146,566

		1,022,378

Environmental Control — 0.2%
Republic Services Inc., 2.30%, 03/01/30 (Call 12/01/29)	192	167,132
Waste Connections Inc., 2.60%, 02/01/30 (Call 11/01/29)(a)	141	125,755

		292,887

Food — 2.3%
Campbell Soup Co., 2.38%, 04/24/30 (Call 01/24/30)(a)	165	142,258
Conagra Brands Inc., 8.25%, 09/15/30	160	191,450
General Mills Inc., 2.88%, 04/15/30 (Call 01/15/30)	315	286,338
Hershey Co. (The), 1.70%, 06/01/30 (Call 03/01/30)	115	97,591
Hormel Foods Corp., 1.80%, 06/11/30 (Call 03/11/30)	323	273,810
Ingredion Inc., 2.90%, 06/01/30 (Call 03/01/30)(a)	203	180,824
JM Smucker Co. (The), 2.38%, 03/15/30 (Call 12/15/29)	245	212,395
Kellogg Co., 2.10%, 06/01/30 (Call 03/01/30)	162	137,151
Kraft Heinz Foods Co., 3.75%, 04/01/30 (Call 01/01/30)	220	208,776
Kroger Co. (The), 2.20%, 05/01/30 (Call 02/01/30)	156	134,627
McCormick & Co. Inc./MD, 2.50%, 04/15/30 (Call 01/15/30)	200	175,762
Mondelez International Inc., 2.75%, 04/13/30 (Call 01/13/30)	217	194,538
Sysco Corp.
2.40%, 02/15/30 (Call 11/15/29)(a)	180	157,700
5.95%, 04/01/30 (Call 01/01/30)(a)	330	359,327

		2,752,547

Forest Products & Paper — 0.2%
Suzano Austria GmbH, 5.00%, 01/15/30 (Call 10/15/29)(a)	325	309,010

Gas — 0.7%
CenterPoint Energy Resources Corp., 1.75%, 10/01/30 (Call 07/01/30)	212	175,262
NiSource Inc., 3.60%, 05/01/30 (Call 02/01/30)	392	365,658
ONE Gas Inc., 2.00%, 05/15/30 (Call 02/15/30)	62	53,115
Southern California Gas Co., Series XX, 2.55%, 02/01/30 (Call 11/01/29)	176	156,534
Southwest Gas Corp., 2.20%, 06/15/30 (Call 03/15/30)	162	134,927

		885,496

Security	Par (000)	Value

Hand & Machine Tools — 0.2%
Stanley Black & Decker Inc., 2.30%, 03/15/30 (Call 12/15/29)	$225	$196,951

Health Care - Products — 1.3%
Abbott Laboratories, 1.40%, 06/30/30 (Call 03/30/30)	225	189,142
Baxter International Inc., 3.95%, 04/01/30 (Call 01/01/30)	142	138,487
Boston Scientific Corp., 2.65%, 06/01/30 (Call 03/01/30)	396	352,745
DENTSPLY SIRONA Inc., 3.25%, 06/01/30 (Call 03/01/30)	275	244,896
Smith & Nephew PLC, 2.03%, 10/14/30 (Call 07/14/30)	420	339,192
Stryker Corp., 1.95%, 06/15/30 (Call 03/15/30)	317	268,958

		1,533,420

Health Care - Services — 1.9%
Advocate Health & Hospitals Corp., Series 2020, 2.21%, 06/15/30 (Call 03/15/30)	95	83,619
Anthem Inc., 2.25%, 05/15/30 (Call 02/15/30)	434	375,740
Banner Health, 2.34%, 01/01/30 (Call 10/01/29)	145	128,783
Baylor Scott & White Holdings, Series 2021, 1.78%, 11/15/30 (Call 05/15/30)	118	99,070
Bon Secours Mercy Health Inc., 3.46%, 06/01/30 (Call 12/01/29)	90	85,843
CommonSpirit Health, 2.78%, 10/01/30 (Call 04/01/30)	167	148,274
Humana Inc., 4.88%, 04/01/30 (Call 01/01/30)(a)	186	191,188
Quest Diagnostics Inc., 2.95%, 06/30/30 (Call 03/30/30)	260	232,362
Stanford Health Care, Series 2020, 3.31%, 08/15/30 (Call 05/15/30)	112	106,902
Sutter Health, Series 20A, 2.29%, 08/15/30 (Call 02/15/30)	180	154,760
UnitedHealth Group Inc., 2.00%, 05/15/30	482	417,966
Universal Health Services Inc., 2.65%, 10/15/30 (Call 07/15/30)(b)	310	261,194

		2,285,701

Home Builders — 0.3%
MDC Holdings Inc., 3.85%, 01/15/30 (Call 07/15/29)	135	123,142
NVR Inc., 3.00%, 05/15/30 (Call 11/15/29)	310	276,461

		399,603

Household Products & Wares — 0.6%
Avery Dennison Corp., 2.65%, 01/30/30 (Call 02/01/30)	200	174,794
Clorox Co. (The), 1.80%, 05/15/30 (Call 02/15/30)	280	233,657
Kimberly-Clark Corp., 3.10%, 03/26/30 (Call 12/26/29)	337	319,456

		727,907

Insurance — 4.9%
Aflac Inc., 3.60%, 04/01/30 (Call 01/01/30)(a)	362	351,763
Alleghany Corp., 3.63%, 05/15/30 (Call 02/15/30)	195	187,317
Allstate Corp. (The), 1.45%, 12/15/30 (Call 09/15/30)	354	287,905
American Financial Group Inc./OH, 5.25%, 04/02/30 (Call 01/02/30)	115	120,091
Aon Corp., 2.80%, 05/15/30 (Call 02/15/30)	450	400,999
Assurant Inc., 3.70%, 02/22/30 (Call 11/22/29)	145	133,783
Athene Holding Ltd., 6.15%, 04/03/30 (Call 01/03/30)	185	194,822
AXA SA, 8.60%, 12/15/30	380	478,530
Berkshire Hathaway Finance Corp.
1.45%, 10/15/30 (Call 07/15/30)	185	152,984
1.85%, 03/12/30 (Call 12/12/29)	222	192,307
Brighthouse Financial Inc., 5.63%, 05/15/30 (Call 02/15/30)(a)	230	240,106
Chubb INA Holdings Inc., 1.38%, 09/15/30 (Call 06/15/30)	275	224,922
CNA Financial Corp., 2.05%, 08/15/30 (Call 05/15/30)	190	158,325
Fairfax Financial Holdings Ltd., 4.63%, 04/29/30 (Call 01/29/30)(a)	215	210,294
Fidelity National Financial Inc., 3.40%, 06/15/30 (Call 03/15/30)	200	181,526
First American Financial Corp., 4.00%, 05/15/30 (Call 02/15/30)	155	147,856
Globe Life Inc., 2.15%, 08/15/30 (Call 05/15/30)	147	124,018

S C H E D U L E O F I N V E S T M E N T S	73

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® iBonds® Dec 2030 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Hanover Insurance Group Inc. (The), 2.50%, 09/01/30 (Call 06/01/30)	$112	$96,880
Kemper Corp., 2.40%, 09/30/30 (Call 06/30/30)	190	156,995
Lincoln National Corp., 3.05%, 01/15/30 (Call 10/15/29)	194	177,198
Loews Corp., 3.20%, 05/15/30 (Call 02/15/30)	171	158,661
Marsh & McLennan Companies Inc., 2.25%, 11/15/30 (Call 08/15/30)	281	242,863
MetLife Inc., 4.55%, 03/23/30 (Call 12/23/29)	334	346,044
Principal Financial Group Inc., 2.13%, 06/15/30 (Call 03/15/30)	309	263,617
Progressive Corp. (The), 3.20%, 03/26/30 (Call 12/26/29)	145	136,462
Prudential Financial Inc., 2.10%, 03/10/30 (Call 12/10/29)(a)	117	103,265
Prudential PLC, 3.13%, 04/14/30	330	305,280
Reinsurance Group of America Inc., 3.15%, 06/15/30 (Call 03/15/30)	185	168,110

		5,942,923

Internet — 2.2%
Alphabet Inc., 1.10%, 08/15/30 (Call 05/15/30)	467	384,453
Amazon.com Inc., 1.50%, 06/03/30 (Call 03/03/30)	540	455,630
Baidu Inc., 3.43%, 04/07/30 (Call 01/07/30)	130	119,955
Booking Holdings Inc., 4.63%, 04/13/30 (Call 01/13/30)	573	587,325
eBay Inc., 2.70%, 03/11/30 (Call 12/11/29)	392	346,524
Expedia Group Inc., 3.25%, 02/15/30 (Call 11/15/29)	412	368,295
JD.com Inc., 3.38%, 01/14/30 (Call 10/14/29)(a)	120	109,192
Tencent Music Entertainment Group, 2.00%, 09/03/30 (Call 06/03/30)	200	156,606
Weibo Corp., 3.38%, 07/08/30 (Call 04/08/30)	180	148,298

		2,676,278

Iron & Steel — 0.8%
Nucor Corp., 2.70%, 06/01/30 (Call 03/01/30)	152	135,663
Reliance Steel & Aluminum Co., 2.15%, 08/15/30 (Call 05/15/30)	165	139,430
Steel Dynamics Inc., 3.45%, 04/15/30 (Call 01/15/30)	224	209,377
Vale Overseas Ltd., 3.75%, 07/08/30 (Call 04/08/30)	525	473,797

		958,267

Lodging — 0.5%
Hyatt Hotels Corp., 6.00%, 04/23/30 (Call 01/23/30)(a)	207	217,412
Marriott International Inc./MD, Series FF, 4.63%, 06/15/30 (Call 03/15/30)	405	398,881
Sands China Ltd., 4.38%, 06/18/30 (Call 03/18/30)	30	25,665

		641,958

Machinery — 1.3%
Caterpillar Inc., 2.60%, 04/09/30 (Call 01/09/30)(a)	286	262,903
Deere & Co., 3.10%, 04/15/30 (Call 01/15/30)(a)	233	221,935
Flowserve Corp., 3.50%, 10/01/30 (Call 07/01/30)(a)	190	170,209
IDEX Corp., 3.00%, 05/01/30 (Call 02/01/30)	180	160,844
John Deere Capital Corp., 2.45%, 01/09/30	102	92,976
Oshkosh Corp., 3.10%, 03/01/30 (Call 12/01/29)	215	189,454
Otis Worldwide Corp., 2.57%, 02/15/30 (Call 11/15/29)	561	491,133

		1,589,454

Manufacturing — 0.5%
3M Co., 3.05%, 04/15/30 (Call 01/15/30)	207	195,015
Carlisle Companies Inc., 2.75%, 03/01/30 (Call 12/01/29)	225	197,788
Textron Inc., 3.00%, 06/01/30 (Call 03/01/30)	210	189,046

		581,849

Media — 2.4%
Comcast Corp.
2.65%, 02/01/30 (Call 11/01/29)	576	521,199
3.40%, 04/01/30 (Call 01/01/30)	619	589,975
4.25%, 10/15/30 (Call 07/15/30)	564	565,105

Security	Par (000)	Value

Media (continued)
Discovery Communications LLC, 3.63%, 05/15/30 (Call 02/15/30)	$375	$344,336
Fox Corp., 3.50%, 04/08/30 (Call 01/08/30)	205	189,972
Paramount Global, 7.88%, 07/30/30	265	313,161
Walt Disney Co. (The), 3.80%, 03/22/30	443	434,610

		2,958,358

Mining — 0.8%
AngloGold Ashanti Holdings PLC, 3.75%, 10/01/30 (Call 07/01/30)(a)	250	222,708
Freeport-McMoRan Inc.
4.25%, 03/01/30 (Call 03/01/25)	70	65,920
4.63%, 08/01/30 (Call 08/01/25)(a)	315	304,183
Newmont Corp., 2.25%, 10/01/30 (Call 07/01/30)(a)	437	373,189
Teck Resources Ltd., 3.90%, 07/15/30 (Call 04/15/30)	60	56,464

		1,022,464

Oil & Gas — 4.2%
BP Capital Markets America Inc.
1.75%, 08/10/30 (Call 05/10/30)	295	245,464
3.63%, 04/06/30 (Call 01/06/30)	492	473,939
Canadian Natural Resources Ltd., 2.95%, 07/15/30 (Call 04/15/30)	210	187,225
Chevron Corp., 2.24%, 05/11/30 (Call 02/11/30)	531	473,594
Devon Energy Corp., 4.50%, 01/15/30 (Call 01/15/25)	177	174,745
EOG Resources Inc., 4.38%, 04/15/30 (Call 01/15/30)	395	405,159
EQT Corp., 7.50%, 02/01/30 (Call 11/01/29)	80	88,619
Exxon Mobil Corp.
2.61%, 10/15/30 (Call 07/15/30)	694	632,928
3.48%, 03/19/30 (Call 12/19/29)	785	762,675
Ovintiv Inc., 8.13%, 09/15/30	30	35,438
Phillips 66, 2.15%, 12/15/30 (Call 09/15/30)(a)	405	340,232
Pioneer Natural Resources Co., 1.90%, 08/15/30 (Call 05/15/30)	295	244,761
Shell International Finance BV, 2.75%, 04/06/30 (Call 01/06/30)	625	574,331
Tosco Corp., 8.13%, 02/15/30	45	56,475
TotalEnergies Capital International SA, 2.83%, 01/10/30 (Call 10/10/29)	435	401,923

		5,097,508

Oil & Gas Services — 1.0%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc., 4.49%, 05/01/30 (Call 02/01/30)(a)	205	207,056
Halliburton Co., 2.92%, 03/01/30 (Call 12/01/29)(a)	429	390,060
HF SINCLAIR Corp., 4.50%, 07/01/30(b)	222	208,897
Schlumberger Investment SA, 2.65%, 06/26/30 (Call 03/26/30)(a)	421	376,252

		1,182,265

Packaging & Containers — 0.3%
Amcor Flexibles North America Inc., 2.63%, 06/19/30 (Call 03/19/30)	155	134,305
Sonoco Products Co., 3.13%, 05/01/30 (Call 02/01/30)	185	168,555
WestRock MWV LLC, 8.20%, 01/15/30	100	121,513

		424,373

Pharmaceuticals — 4.9%
AmerisourceBergen Corp., 2.80%, 05/15/30 (Call 02/15/30)(a)	165	147,520
AstraZeneca PLC, 1.38%, 08/06/30 (Call 05/06/30)	475	390,488
Becton Dickinson and Co., 2.82%, 05/20/30 (Call 02/20/30)	340	304,171
Bristol-Myers Squibb Co., 1.45%, 11/13/30 (Call 08/13/30)	540	442,487
Cigna Corp., 2.40%, 03/15/30 (Call 12/15/29)	562	492,762
CVS Health Corp. 1.75%, 08/21/30 (Call 05/21/30)	445	363,917

74	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® iBonds® Dec 2030 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
3.75%, 04/01/30 (Call 01/01/30)	$510	$487,223
Johnson & Johnson, 1.30%, 09/01/30 (Call 06/01/30)	574	482,057
Merck & Co. Inc., 1.45%, 06/24/30 (Call 03/24/30)	412	344,193
Novartis Capital Corp., 2.20%, 08/14/30 (Call 05/14/30)	470	418,032
Pfizer Inc.
1.70%, 05/28/30 (Call 02/28/30)	389	332,929
2.63%, 04/01/30 (Call 01/01/30)	383	351,870
Takeda Pharmaceutical Co. Ltd., 2.05%, 03/31/30 (Call 12/31/29)	847	715,503
Viatris Inc., 2.70%, 06/22/30 (Call 03/22/30)	488	405,186
Zoetis Inc., 2.00%, 05/15/30 (Call 02/15/30)(a)	300	258,288

		5,936,626

Pipelines — 3.3%
Energy Transfer LP, 3.75%, 05/15/30 (Call 02/15/30)	540	498,463
Enterprise Products Operating LLC, 2.80%, 01/31/30 (Call 10/31/29)	422	383,016
Magellan Midstream Partners LP, 3.25%, 06/01/30 (Call 03/01/30)	207	190,144
MPLX LP, 2.65%, 08/15/30 (Call 05/15/30)	518	445,553
ONEOK Inc., 3.10%, 03/15/30 (Call 12/15/29)	286	253,316
Plains All American Pipeline LP/PAA Finance Corp., 3.80%, 09/15/30 (Call 06/15/30)(a)	270	249,318
Sabine Pass Liquefaction LLC, 4.50%, 05/15/30 (Call 11/15/29)(a)	715	708,372
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.50%, 03/01/30 (Call 03/01/25)	280	277,547
TransCanada PipeLines Ltd., 4.10%, 04/15/30 (Call 01/15/30)	424	415,367
Transcontinental Gas Pipe Line Co. LLC, 3.25%, 05/15/30 (Call 02/15/30)	325	299,123
Williams Companies Inc. (The), 3.50%, 11/15/30 (Call 08/15/30)	316	293,384

		4,013,603

Real Estate Investment Trusts — 6.8%
Agree LP, 2.90%, 10/01/30 (Call 07/01/30)	195	172,021
Alexandria Real Estate Equities Inc.
4.70%, 07/01/30 (Call 04/01/30)	140	142,222
4.90%, 12/15/30 (Call 09/15/30)	284	294,820
American Campus Communities Operating Partnership LP, 2.85%, 02/01/30 (Call 11/01/29)	180	170,753
American Tower Corp.
1.88%, 10/15/30 (Call 07/15/30)	324	258,435
2.10%, 06/15/30 (Call 03/15/30)	203	166,480
2.90%, 01/15/30 (Call 10/15/29)	265	232,810
AvalonBay Communities Inc., 2.30%, 03/01/30 (Call 12/01/29)	244	214,576
Boston Properties LP, 2.90%, 03/15/30 (Call 12/15/29)	228	203,335
Brixmor Operating Partnership LP, 4.05%, 07/01/30 (Call 04/01/30)	300	283,659
Camden Property Trust, 2.80%, 05/15/30 (Call 02/15/30)	244	221,396
Crown Castle International Corp., 3.30%, 07/01/30 (Call 04/01/30)	300	270,753
CubeSmart LP, 3.00%, 02/15/30 (Call 11/15/29)	167	150,577
Duke Realty LP, 1.75%, 07/01/30 (Call 04/01/30)	134	111,463
Equinix Inc., 2.15%, 07/15/30 (Call 04/15/30)	352	293,223
ERP Operating LP, 2.50%, 02/15/30 (Call 11/15/29)	233	208,666
Essex Portfolio LP, 3.00%, 01/15/30 (Call 10/15/29)	175	160,522
Federal Realty Investment Trust, 3.50%, 06/01/30 (Call 03/01/30)(a)	160	148,802
GLP Capital LP/GLP Financing II Inc., 4.00%, 10/17/29 (Call 10/15/29)	216	200,113
Healthcare Realty Trust Inc., 2.40%, 09/15/29 (Call 12/15/29)	107	91,689

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Healthcare Trust of America Holdings LP, 3.10%, 02/15/30 (Call 11/15/29)	$176	$158,205
Healthpeak Properties Inc., 3.00%, 01/15/30 (Call 10/15/29)	251	229,213
Highwoods Realty LP, 3.05%, 02/15/30 (Call 11/15/29)	180	161,764
Host Hotels & Resorts LP, Series I, 3.50%, 09/15/30 (Call 06/15/30)	190	170,044
Hudson Pacific Properties LP, 3.25%, 01/15/30 (Call 10/15/29)	122	110,305
Kilroy Realty LP, 3.05%, 02/15/30 (Call 11/15/29)	160	142,832
Kimco Realty Corp., 2.70%, 10/01/30 (Call 07/01/30)	143	127,354
Kite Realty Group Trust, 4.75%, 09/15/30 (Call 06/15/30)	182	179,749
Life Storage LP, 2.20%, 10/15/30 (Call 07/15/30)	150	125,196
LXP Industrial Trust, 2.70%, 09/15/30 (Call 06/15/30)	175	151,697
Mid-America Apartments LP, 2.75%, 03/15/30 (Call 12/15/29)	105	94,660
National Retail Properties Inc., 2.50%, 04/15/30 (Call 01/15/30)	140	122,704
Piedmont Operating Partnership LP, 3.15%, 08/15/30 (Call 05/15/30)	120	105,311
Prologis LP
1.25%, 10/15/30 (Call 07/15/30)	250	202,603
2.25%, 04/15/30 (Call 01/15/30)	320	281,789
Regency Centers LP, 3.70%, 06/15/30 (Call 03/15/30)	225	210,967
Rexford Industrial Realty LP, 2.13%, 12/01/30 (Call 09/01/30)	150	124,035
Simon Property Group LP, 2.65%, 07/15/30 (Call 04/15/30)	261	229,654
Spirit Realty LP, 3.40%, 01/15/30 (Call 10/15/29)	175	159,728
STORE Capital Corp., 2.75%, 11/18/30 (Call 08/18/30)	155	132,892
UDR Inc., 3.20%, 01/15/30 (Call 10/15/29)	192	177,045
Ventas Realty LP
3.00%, 01/15/30 (Call 10/15/29)	215	192,584
4.75%, 11/15/30 (Call 08/15/30)	90	91,201
VICI Properties LP, 4.95%, 02/15/30 (Call 12/15/29)	105	104,312
Welltower Inc., 3.10%, 01/15/30 (Call 10/15/29)	232	213,359
Weyerhaeuser Co., 4.00%, 04/15/30 (Call 01/15/30)	230	221,635

		8,217,153

Retail — 4.8%
Advance Auto Parts Inc., 3.90%, 04/15/30 (Call 01/15/30)	209	197,990
AutoNation Inc., 4.75%, 06/01/30 (Call 03/01/30)	213	209,426
AutoZone Inc., 4.00%, 04/15/30 (Call 01/15/30)	228	220,930
Best Buy Co. Inc., 1.95%, 10/01/30 (Call 07/01/30)	275	228,134
Costco Wholesale Corp., 1.60%, 04/20/30 (Call 01/20/30)	519	441,321
Dollar General Corp., 3.50%, 04/03/30 (Call 01/03/30)	439	411,330
Genuine Parts Co., 1.88%, 11/01/30 (Call 08/01/30)	155	125,903
Home Depot Inc. (The), 2.70%, 04/15/30 (Call 01/15/30)	731	668,339
Lowe’s Companies Inc.
1.70%, 10/15/30 (Call 07/15/30)	450	367,879
4.50%, 04/15/30 (Call 01/15/30)	533	538,255
McDonald’s Corp.
2.13%, 03/01/30 (Call 12/01/29)	279	241,335
3.60%, 07/01/30 (Call 04/01/30)	391	375,888
O’Reilly Automotive Inc., 4.20%, 04/01/30 (Call 01/01/30)	180	176,368
Starbucks Corp.
2.25%, 03/12/30 (Call 12/12/29)	261	224,254
2.55%, 11/15/30 (Call 08/15/30)(a)	485	421,053
Target Corp.
2.35%, 02/15/30 (Call 11/15/29)	361	325,741
2.65%, 09/15/30 (Call 06/15/30)	142	129,923
TJX Companies Inc. (The), 3.88%, 04/15/30 (Call 01/15/30)	268	265,875
Tractor Supply Co., 1.75%, 11/01/30 (Call 08/01/30)	232	188,537
Walgreens Boots Alliance Inc., 3.20%, 04/15/30 (Call 01/15/30)(a)	65	60,055

S C H E D U L E O F I N V E S T M E N T S	75

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® iBonds® Dec 2030 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
Walmart Inc., 7.55%, 02/15/30	$50	$62,967

		5,881,503

Semiconductors — 3.6%
Applied Materials Inc., 1.75%, 06/01/30 (Call 03/01/30)(a)	172	147,303
Broadcom Inc.
4.15%, 11/15/30 (Call 08/15/30)	795	751,680
5.00%, 04/15/30 (Call 01/15/30)	560	566,434
Intel Corp., 3.90%, 03/25/30 (Call 12/25/29)	528	525,534
Lam Research Corp., 1.90%, 06/15/30 (Call 03/15/30)	317	270,984
Micron Technology Inc., 4.66%, 02/15/30 (Call 11/15/29)	312	308,334
NVIDIA Corp., 2.85%, 04/01/30 (Call 01/01/30)	509	473,136
NXP BV/NXP Funding LLC/NXP USA Inc., 3.40%, 05/01/30 (Call 02/01/30)(b)	434	395,322
QUALCOMM Inc., 2.15%, 05/20/30 (Call 02/20/30)	447	392,386
Texas Instruments Inc., 1.75%, 05/04/30 (Call 02/04/30)	343	294,980
Xilinx Inc., 2.38%, 06/01/30 (Call 03/01/30)	235	207,294

		4,333,387

Shipbuilding — 0.2%
Huntington Ingalls Industries Inc., 4.20%, 05/01/30 (Call 02/01/30)	205	201,476

Software — 2.8%
Activision Blizzard Inc., 1.35%, 09/15/30 (Call 06/15/30)	169	137,453
Adobe Inc., 2.30%, 02/01/30 (Call 11/01/29)	428	383,368
Autodesk Inc., 2.85%, 01/15/30 (Call 10/15/29)	157	140,490
Citrix Systems Inc., 3.30%, 03/01/30 (Call 12/01/29)(a)	262	258,670
Fiserv Inc., 2.65%, 06/01/30 (Call 03/01/30)(a)	375	326,066
Intuit Inc., 1.65%, 07/15/30 (Call 04/15/30)	157	131,100
Oracle Corp.
2.95%, 04/01/30 (Call 01/01/30)	1,028	890,700
3.25%, 05/15/30 (Call 02/15/30)	310	274,161
Roper Technologies Inc., 2.00%, 06/30/30 (Call 03/30/30)	205	171,784
ServiceNow Inc., 1.40%, 09/01/30 (Call 06/01/30)	535	429,573
VMware Inc., 4.70%, 05/15/30 (Call 02/15/30)	253	251,535

		3,394,900

Telecommunications — 7.8%
America Movil SAB de CV, 2.88%, 05/07/30 (Call 02/07/30)	259	232,678
AT&T Inc., 4.30%, 02/15/30 (Call 11/15/29)	1,120	1,124,368
British Telecommunications PLC, 9.63%, 12/15/30	970	1,239,912
Deutsche Telekom International Finance BV, 8.75%, 06/15/30	1,238	1,569,536
Juniper Networks Inc., 2.00%, 12/10/30 (Call 09/10/30)	167	136,823
Koninklijke KPN NV, 8.38%, 10/01/30	187	232,413
Motorola Solutions Inc., 2.30%, 11/15/30 (Call 08/15/30)	370	303,145
Telefonica Europe BV, 8.25%, 09/15/30	410	509,987
T-Mobile USA Inc., 3.88%, 04/15/30 (Call 01/15/30)	2,612	2,472,258
Verizon Communications Inc.
1.50%, 09/18/30 (Call 06/18/30)	371	301,423
1.68%, 10/30/30 (Call 07/30/30)	444	360,901

Security	Par/ Shares (000)	Value

Telecommunications (continued)
3.15%, 03/22/30 (Call 12/22/29)	$546	$501,004
7.75%, 12/01/30	140	175,116
Vodafone Group PLC, 7.88%, 02/15/30	225	272,639

		9,432,203

Transportation — 0.9%
Canadian Pacific Railway Co., 2.05%, 03/05/30 (Call 12/05/29)	149	129,050
CSX Corp., 2.40%, 02/15/30 (Call 11/15/29)	241	213,924
FedEx Corp., 4.25%, 05/15/30 (Call 02/15/30)	262	259,317
Union Pacific Corp., 2.40%, 02/05/30 (Call 11/05/29)	256	229,161
United Parcel Service Inc., 4.45%, 04/01/30 (Call 01/01/30)(a)	298	309,610

		1,141,062

Trucking & Leasing — 0.1%
GATX Corp., 4.00%, 06/30/30 (Call 03/30/30)	155	148,640

Water — 0.3%
American Water Capital Corp., 2.80%, 05/01/30 (Call 02/01/30)	172	156,892
Essential Utilities Inc., 2.70%, 04/15/30 (Call 01/15/30)	180	160,898

		317,790

Total Corporate Bonds & Notes — 98.9% (Cost: $139,801,410)		120,307,766

Short-Term Investments

Money Market Funds — 9.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.38%(c)(d)(e)	10,801	10,800,677
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.34%(c)(d)	140	140,000

		10,940,677

Total Short-Term Investments — 9.0% (Cost: $10,941,189)		10,940,677

Total Investments in Securities — 107.9% (Cost: $150,742,599)		131,248,443

Other Assets, Less Liabilities — (7.9)%		(9,665,458)

Net Assets — 100.0%		$121,582,985

(a)	All or a portion of this security is on loan.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

76	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® iBonds® Dec 2030 Term Corporate ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/22	Shares Held at 04/30/22 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$12,833,695	$—	$(2,024,775	)(a)	$(7,731)	$(512)	$10,800,677	10,801	$10,666	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	180,000	—	(40,000	)(a)	—	—	140,000	140	231		—

					$(7,731)	$(512)	$10,940,677		$10,897		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Corporate Bonds & Notes	$—	$120,307,766	$—	$120,307,766
Money Market Funds	10,940,677	—	—	10,940,677

	$10,940,677	$120,307,766	$—	$131,248,443

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	77

Schedule of Investments (unaudited) April 30, 2022	iShares® iBonds® Dec 2031 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.6%
Interpublic Group of Companies Inc. (The), 2.40%, 03/01/31 (Call 12/01/30)	$229	$194,066
Omnicom Group Inc., 2.60%, 08/01/31 (Call 05/01/31)	309	267,155

		461,221

Aerospace & Defense — 1.9%
Boeing Co. (The), 3.63%, 02/01/31 (Call 11/01/30)	440	396,937
General Dynamics Corp., 2.25%, 06/01/31 (Call 03/01/31)	227	200,373
L3Harris Technologies Inc., 1.80%, 01/15/31 (Call 10/15/30)	281	230,190
Raytheon Technologies Corp., 1.90%, 09/01/31 (Call 06/01/31)	363	301,610
Teledyne Technologies Inc., 2.75%, 04/01/31 (Call 01/01/31)	282	244,911

		1,374,021

Agriculture — 0.7%
BAT Capital Corp., 2.73%, 03/25/31 (Call 12/25/30)	405	332,505
Bunge Ltd. Finance Corp., 2.75%, 05/14/31 (Call 02/14/31)	186	160,797

		493,302

Airlines — 0.1%
United Airlines Pass Through Trust, Series 2019, Class AA, 4.15%, 02/25/33	104	101,615

Auto Manufacturers — 2.3%
American Honda Finance Corp., 1.80%, 01/13/31(a)	225	189,171
Daimler Finance North America LLC, 8.50%, 01/18/31	454	584,893
General Motors Financial Co. Inc.
2.35%, 01/08/31 (Call 10/08/30)	340	274,934
2.70%, 06/10/31 (Call 03/10/31)	333	274,395
Toyota Motor Corp., 2.36%, 03/25/31 (Call 12/25/30)(a)	102	91,184
Toyota Motor Credit Corp.
1.65%, 01/10/31	90	74,513
1.90%, 09/12/31	223	187,594

		1,676,684

Banks — 3.8%
Banco Santander SA, 2.96%, 03/25/31	210	181,490
Bank of New York Mellon Corp. (The)
1.65%, 01/28/31 (Call 10/28/30)	195	163,324
1.80%, 07/28/31 (Call 04/28/31)(a)	190	158,074
Bank of Nova Scotia (The), 2.15%, 08/01/31(a)	225	188,795
Mizuho Financial Group Inc., 2.56%, 09/13/31	330	272,402
Royal Bank of Canada, 2.30%, 11/03/31	490	416,863
State Street Corp., 2.20%, 03/03/31	205	174,107
Sumitomo Mitsui Financial Group Inc.
1.71%, 01/12/31	80	63,970
2.22%, 09/17/31	370	306,641
SVB Financial Group, 1.80%, 02/02/31 (Call 11/02/30)	200	160,294
Toronto-Dominion Bank (The), 2.00%, 09/10/31	330	274,946
Westpac Banking Corp., 2.15%, 06/03/31	376	320,901

		2,681,807

Beverages — 2.2%
Anheuser-Busch InBev Worldwide Inc., 4.90%, 01/23/31 (Call 10/23/30)	239	248,677
Coca-Cola Co. (The)
1.38%, 03/15/31	424	346,459
2.00%, 03/05/31	177	152,781
Constellation Brands Inc., 2.25%, 08/01/31 (Call 05/01/31)	262	217,471
Keurig Dr Pepper Inc., 2.25%, 03/15/31 (Call 12/15/30)(a)	135	113,778
PepsiCo Inc.
1.40%, 02/25/31 (Call 11/25/30)	125	103,145
1.95%, 10/21/31 (Call 07/21/31)	460	394,629

		1,576,940

Security	Par (000)	Value

Biotechnology — 1.0%
Amgen Inc., 2.30%, 02/25/31 (Call 11/25/30)	$425	$365,045
Illumina Inc., 2.55%, 03/23/31 (Call 12/23/30)	198	167,589
Royalty Pharma PLC, 2.15%, 09/02/31 (Call 06/02/31)	195	157,445

		690,079

Building Materials — 1.3%
Carrier Global Corp., 2.70%, 02/15/31 (Call 11/15/30)(a)	288	250,736
Eagle Materials Inc., 2.50%, 07/01/31 (Call 04/01/31)	288	241,462
Johnson Controls International PLC/Tyco Fire & Security Finance SCA, 2.00%, 09/16/31 (Call 06/16/31)(a)	105	86,360
Martin Marietta Materials Inc., 2.40%, 07/15/31 (Call 04/15/31)	220	185,739
Masco Corp., 2.00%, 02/15/31 (Call 11/15/30)(a)	235	190,999

		955,296

Chemicals — 0.6%
Ecolab Inc., 1.30%, 01/30/31 (Call 10/30/30)	224	181,669
Huntsman International LLC, 2.95%, 06/15/31 (Call 03/15/31)	155	134,295
NewMarket Corp., 2.70%, 03/18/31 (Call 12/18/30)	127	108,746

		424,710

Commercial Services — 1.0%
Equifax Inc., 2.35%, 09/15/31 (Call 06/15/31)	267	223,183
Global Payments Inc., 2.90%, 11/15/31 (Call 08/15/31)	278	238,335
GXO Logistics Inc., 2.65%, 07/15/31 (Call 04/15/31)(b)	170	140,243
Moody’s Corp., 2.00%, 08/19/31 (Call 05/19/31)(a)	135	112,340

		714,101

Computers — 2.8%
Apple Inc.
1.65%, 02/08/31 (Call 11/08/30)	774	655,044
1.70%, 08/05/31 (Call 05/05/31)	458	386,667
CGI Inc., 2.30%, 09/14/31 (Call 06/14/31)(b)	170	138,270
Fortinet Inc., 2.20%, 03/15/31 (Call 12/15/30)	197	162,696
HP Inc., 2.65%, 06/17/31 (Call 03/17/31)	360	297,720
Kyndryl Holdings Inc., 3.15%, 10/15/31 (Call 07/15/31)(b)	209	162,911
Leidos Inc., 2.30%, 02/15/31 (Call 11/15/30)	260	214,354

		2,017,662

Cosmetics & Personal Care — 1.0%
Estee Lauder Companies Inc. (The), 1.95%, 03/15/31 (Call 12/15/30)	265	226,602
Procter & Gamble Co. (The), 1.95%, 04/23/31(a)	247	216,019
Unilever Capital Corp., 1.75%, 08/12/31 (Call 05/12/31)	320	267,427

		710,048

Diversified Financial Services — 5.1%
Ally Financial Inc., 8.00%, 11/01/31	679	805,574
Brookfield Finance Inc., 2.72%, 04/15/31 (Call 01/15/31)(a)	145	127,007
Charles Schwab Corp. (The)
1.65%, 03/11/31 (Call 12/11/30)	252	204,823
1.95%, 12/01/31 (Call 09/01/31)	325	267,465
2.30%, 05/13/31 (Call 02/13/31)	230	197,984
Jefferies Group LLC/Jefferies Group Capital Finance Inc., 2.63%, 10/15/31 (Call 07/15/31)	365	300,249
Mastercard Inc.
1.90%, 03/15/31 (Call 12/15/30)	167	145,325
2.00%, 11/18/31 (Call 08/18/31)	339	290,537
Nasdaq Inc., 1.65%, 01/15/31 (Call 10/15/30)	325	260,462
Nomura Holdings Inc., 2.61%, 07/14/31	380	319,576
ORIX Corp., 2.25%, 03/09/31(a)	87	74,500
Synchrony Financial, 2.88%, 10/28/31 (Call 07/28/31)	242	197,279
Visa Inc., 1.10%, 02/15/31 (Call 11/15/30)	412	331,701
Western Union Co. (The), 2.75%, 03/15/31 (Call 12/15/30)	129	109,896

		3,632,378

78	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® iBonds® Dec 2031 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric — 9.5%
AES Corp. (The), 2.45%, 01/15/31 (Call 10/15/30)	$330	$273,536
Ameren Corp., 3.50%, 01/15/31 (Call 10/15/30)	200	187,282
Appalachian Power Co., Series AA, 2.70%, 04/01/31 (Call 01/01/31)	208	181,809
Arizona Public Service Co., 2.20%, 12/15/31 (Call 09/15/31)(a)	210	174,229
Atlantic City Electric Co., 2.30%, 03/15/31 (Call 12/15/30)	110	95,360
Baltimore Gas & Electric Co., 2.25%, 06/15/31 (Call 03/15/31)	195	167,710
Berkshire Hathaway Energy Co., 1.65%, 05/15/31 (Call 02/15/31)	120	98,455
CenterPoint Energy Houston Electric LLC, Series AE, 2.35%, 04/01/31 (Call 01/01/31)	100	88,492
CenterPoint Energy Inc., 2.65%, 06/01/31 (Call 03/01/31)	210	182,801
Connecticut Light & Power Co. (The), Series A, 2.05%, 07/01/31 (Call 04/01/31)	99	84,659
Consolidated Edison Co. of New York Inc., 2.40%, 06/15/31 (Call 03/15/31)	318	275,671
Dominion Energy Inc., Series C, 2.25%, 08/15/31 (Call 05/15/31)	305	256,840
Dominion Energy South Carolina Inc., Series A, 2.30%, 12/01/31 (Call 09/01/31)(a)	71	61,267
DTE Electric Co., Series C, 2.63%, 03/01/31 (Call 12/01/30)	89	79,751
Duke Energy Carolinas LLC, 2.55%, 04/15/31 (Call 01/15/31)	245	217,651
Duke Energy Corp., 2.55%, 06/15/31 (Call 03/15/31)	299	254,972
Duke Energy Florida LLC, 2.40%, 12/15/31 (Call 09/15/31)	235	204,264
Duke Energy Progress LLC, 2.00%, 08/15/31 (Call 05/15/31)	235	199,066
Emera U.S. Finance LP, 2.64%, 06/15/31 (Call 03/15/31)	150	127,124
Entergy Corp., 2.40%, 06/15/31 (Call 03/05/31)	290	242,527
Entergy Louisiana LLC, 3.05%, 06/01/31 (Call 03/01/31)(a)	105	96,443
Entergy Texas Inc., 1.75%, 03/15/31 (Call 12/15/30)	35	28,912
Eversource Energy, 2.55%, 03/15/31 (Call 12/15/30)	91	78,219
National Rural Utilities Cooperative Finance Corp.
1.35%, 03/15/31 (Call 12/15/30)	59	46,678
1.65%, 06/15/31 (Call 03/15/31)	155	125,282
Northern States Power Co./MN, 2.25%, 04/01/31 (Call 10/01/30)	45	39,495
NSTAR Electric Co., 1.95%, 08/15/31 (Call 05/15/31)	220	184,738
Ohio Power Co., Series Q, 1.63%, 01/15/31 (Call 10/15/30)	115	94,076
Pacific Gas and Electric Co.
2.50%, 02/01/31 (Call 11/01/30)	490	388,158
3.25%, 06/01/31 (Call 03/01/31)	360	300,784
PacifiCorp., 7.70%, 11/15/31	130	164,021
Progress Energy Inc.
7.00%, 10/30/31	150	175,165
7.75%, 03/01/31	65	79,087
Public Service Co. of Colorado
1.88%, 06/15/31 (Call 12/15/30)	275	231,511
Series 35, 1.90%, 01/15/31 (Call 07/15/30)	90	76,555
Public Service Co. of New Hampshire, Series V, 2.20%, 06/15/31 (Call 03/15/31)	125	107,491
Public Service Co. of Oklahoma, Series J, 2.20%, 08/15/31 (Call 05/15/31)	84	70,780
Public Service Electric & Gas Co., 1.90%, 08/15/31 (Call 05/15/31)	85	71,641
Public Service Enterprise Group Inc., 2.45%, 11/15/31 (Call 08/15/31)	333	282,014
Southern California Edison Co., Series G, 2.50%, 06/01/31 (Call 03/01/31)(a)	178	152,623
Tampa Electric Co., 2.40%, 03/15/31 (Call 12/15/30)	130	113,374
Virginia Electric & Power Co., 2.30%, 11/15/31 (Call 08/15/31)	280	239,747
Wisconsin Power and Light Co., 1.95%, 09/16/31 (Call 06/16/31)	50	41,823

Security	Par (000)	Value

Electric (continued)
Xcel Energy Inc., 2.35%, 11/15/31 (Call 05/15/31)	$148	$125,085

		6,767,168

Electronics — 1.9%
Agilent Technologies Inc., 2.30%, 03/12/31 (Call 12/12/30)	225	188,926
Amphenol Corp., 2.20%, 09/15/31 (Call 06/15/31)	300	249,330
Avnet Inc., 3.00%, 05/15/31 (Call 02/15/31)	125	106,940
Honeywell International Inc., 1.75%, 09/01/31 (Call 06/01/31)	370	311,865
Hubbell Inc., 2.30%, 03/15/31 (Call 12/15/30)	85	73,567
Jabil Inc., 3.00%, 01/15/31 (Call 10/15/30)	190	164,073
TD SYNNEX Corp., 2.65%, 08/09/31 (Call 05/09/31)(b)	143	116,731
Vontier Corp, 2.95%, 04/01/31 (Call 01/01/31)	215	179,847

		1,391,279

Environmental Control — 0.4%
Republic Services Inc., 1.45%, 02/15/31 (Call 11/15/30)	123	97,742
Waste Management Inc., 1.50%, 03/15/31 (Call 12/15/30)	267	216,630

		314,372

Food — 2.0%
Flowers Foods Inc., 2.40%, 03/15/31 (Call 12/15/30)	155	129,887
General Mills Inc., 2.25%, 10/14/31 (Call 07/14/31)	222	187,321
Kellogg Co., Series B, 7.45%, 04/01/31	201	241,940
Kraft Heinz Foods Co., 4.25%, 03/01/31 (Call 12/01/30)	165	159,953
Kroger Co. (The)
1.70%, 01/15/31 (Call 10/15/30)	295	241,755
7.50%, 04/01/31	50	60,707
McCormick & Co. Inc./MD, 1.85%, 02/15/31 (Call 11/15/30)	140	114,841
Mondelez International Inc., 1.50%, 02/04/31 (Call 11/04/30)(a)	152	121,954
Sysco Corp., 2.45%, 12/14/31 (Call 09/14/31)	194	166,663

		1,425,021

Forest Products & Paper — 0.7%
Georgia-Pacific LLC, 8.88%, 05/15/31	125	167,679
Suzano Austria GmbH, 3.75%, 01/15/31 (Call 10/15/30)	375	326,329

		494,008

Gas — 1.0%
Atmos Energy Corp., 1.50%, 01/15/31 (Call 10/15/30)	181	147,082
National Fuel Gas Co., 2.95%, 03/01/31 (Call 12/01/30)	185	158,029
NiSource Inc., 1.70%, 02/15/31 (Call 11/15/30)	230	181,564
Piedmont Natural Gas Co. Inc., 2.50%, 03/15/31 (Call 12/15/30)	115	99,283
Southern Co. Gas Capital Corp., Series 2020-A, 1.75%, 01/15/31 (Call 10/15/30)	170	136,993

		722,951

Hand & Machine Tools — 0.1%
Kennametal Inc., 2.80%, 03/01/31 (Call 12/01/30)	122	104,608

Health Care - Products — 1.7%
Baxter International Inc., 1.73%, 04/01/31 (Call 01/01/31)	155	124,973
PerkinElmer Inc.
2.25%, 09/15/31 (Call 06/15/31)	230	189,318
2.55%, 03/15/31 (Call 12/15/30)	50	43,255
STERIS Irish FinCo UnLtd Co., 2.70%, 03/15/31 (Call 12/15/30)	270	231,058
Thermo Fisher Scientific Inc., 2.00%, 10/15/31 (Call 07/15/31)(a)	468	393,878
Zimmer Biomet Holdings Inc., 2.60%, 11/24/31 (Call 08/24/31)	269	230,651

		1,213,133

Health Care - Services — 1.9%
Anthem Inc., 2.55%, 03/15/31 (Call 12/15/30)	317	278,272
Banner Health, 1.90%, 01/01/31 (Call 07/01/30)	35	29,616
Bon Secours Mercy Health Inc., Series 20-2, 2.10%, 06/01/31 (Call 12/01/30)	102	87,203
Cedars-Sinai Health System, Series 2021, 2.29%, 08/15/31 (Call 02/15/31)	54	47,503

S C H E D U L E O F I N V E S T M E N T S	79

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® iBonds® Dec 2031 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
HCA Inc., 2.38%, 07/15/31 (Call 04/15/31)	$255	$209,957
Laboratory Corp. of America Holdings, 2.70%, 06/01/31 (Call 03/01/31)	113	98,462
Ochsner LSU Health System of North Louisiana, Series 2021, 2.51%, 05/15/31 (Call 11/15/30)(a)	55	45,451
OhioHealth Corp., 2.30%, 11/15/31 (Call 05/15/31)	170	148,631
Quest Diagnostics Inc., 2.80%, 06/30/31 (Call 03/30/31)	194	169,589
UnitedHealth Group Inc., 2.30%, 05/15/31 (Call 02/15/31)	244	213,632

		1,328,316

Holding Companies - Diversified — 0.2%
Ares Capital Corp., 3.20%, 11/15/31 (Call 08/15/31)	200	159,796

Home Builders — 0.2%
MDC Holdings Inc., 2.50%, 01/15/31 (Call 07/15/30)	175	140,712

Home Furnishings — 0.1%
Whirlpool Corp., 2.40%, 05/15/31 (Call 02/15/31)	105	89,100

Household Products & Wares — 0.5%
Church & Dwight Co. Inc., 2.30%, 12/15/31 (Call 09/15/31)	126	108,571
Kimberly-Clark Corp., 2.00%, 11/02/31 (Call 08/02/31)	260	221,876

		330,447

Insurance — 3.2%
Aon Corp./Aon Global Holdings PLC
2.05%, 08/23/31 (Call 05/23/31)	94	77,835
2.60%, 12/02/31 (Call 09/02/31)(a)	240	206,875
Arthur J Gallagher & Co., 2.40%, 11/09/31 (Call 08/09/31)	138	116,413
Assured Guaranty U.S. Holdings Inc., 3.15%, 06/15/31 (Call 03/15/31)	175	154,207
Athene Holding Ltd., 3.50%, 01/15/31 (Call 10/15/30)	196	173,556
Brown & Brown Inc., 2.38%, 03/15/31 (Call 12/15/30)	195	161,938
Enstar Group Ltd., 3.10%, 09/01/31 (Call 03/01/31)	165	138,087
Fairfax Financial Holdings Ltd., 3.38%, 03/03/31 (Call 12/03/30)	218	194,412
Fidelity National Financial Inc., 2.45%, 03/15/31 (Call 12/15/30)	153	126,936
First American Financial Corp., 2.40%, 08/15/31 (Call 05/15/31)	200	164,726
Jackson Financial Inc., 3.13%, 11/23/31 (Call 08/23/31)(a)(b)	159	135,714
Lincoln National Corp., 3.40%, 01/15/31 (Call 10/15/30)	212	197,453
Marsh & McLennan Companies Inc., 2.38%, 12/15/31 (Call 09/15/31)	165	142,113
Primerica Inc., 2.80%, 11/19/31 (Call 08/19/31)	197	172,109
Stewart Information Services Corp., 3.60%, 11/15/31 (Call 08/15/31)	148	126,090

		2,288,464

Internet — 2.7%
Alibaba Group Holding Ltd., 2.13%, 02/09/31 (Call 11/09/30)	400	331,720
Amazon.com Inc., 2.10%, 05/12/31 (Call 02/12/31)	780	679,544
Baidu Inc., 2.38%, 08/23/31 (Call 05/23/31)	245	203,005
eBay Inc., 2.60%, 05/10/31 (Call 02/10/31)	280	242,298
Expedia Group Inc., 2.95%, 03/15/31 (Call 12/15/30)	289	248,219
VeriSign Inc., 2.70%, 06/15/31 (Call 03/15/31)	254	218,023

		1,922,809

Iron & Steel — 0.2%
Steel Dynamics Inc., 3.25%, 01/15/31 (Call 10/15/30)	177	162,068

Leisure Time — 0.2%
Brunswick Corp., 2.40%, 08/18/31 (Call 05/18/31)	194	152,523

Lodging — 0.6%
Choice Hotels International Inc., 3.70%, 01/15/31 (Call 10/15/30)	155	141,918

Security	Par (000)	Value

Lodging (continued)
Marriott International Inc./MD, Series HH, 2.85%, 04/15/31 (Call 01/15/31)	$335	$287,360

		429,278

Machinery — 1.3%
Caterpillar Inc., 1.90%, 03/12/31 (Call 12/12/30)	52	44,860
Deere & Co., 7.13%, 03/03/31	10	12,309
IDEX Corp., 2.63%, 06/15/31 (Call 03/15/31)	110	94,638
John Deere Capital Corp.
1.45%, 01/15/31	365	303,454
2.00%, 06/17/31	215	186,216
nVent Finance Sarl, 2.75%, 11/15/31 (Call 08/15/31)	104	88,627
Rockwell Automation Inc., 1.75%, 08/15/31 (Call 05/15/31)	80	66,690
Xylem Inc./NY, 2.25%, 01/30/31 (Call 10/30/30)(a)	122	105,539

		902,333

Manufacturing — 0.3%
Textron Inc., 2.45%, 03/15/31 (Call 12/15/30)	217	184,856

Media — 3.4%
Charter Communications Operating LLC/Charter
Communications Operating Capital, 2.80%, 04/01/31 (Call 01/01/31)	538	447,600
Comcast Corp.
1.50%, 02/15/31 (Call 11/15/30)	547	444,684
1.95%, 01/15/31 (Call 10/15/30)	490	414,412
Paramount Global, 4.95%, 01/15/31 (Call 10/15/30)	436	432,037
Walt Disney Co. (The), 2.65%, 01/13/31	770	686,932

		2,425,665

Mining — 0.4%
Rio Tinto Alcan Inc., 7.25%, 03/15/31	165	203,524
Yamana Gold Inc., 2.63%, 08/15/31 (Call 05/15/31)	125	105,193

		308,717

Office & Business Equipment — 0.4%
CDW LLC/CDW Finance Corp., 3.57%, 12/01/31 (Call 09/01/31)	325	282,718

Oil & Gas — 2.9%
Burlington Resources LLC
7.20%, 08/15/31	147	182,001
7.40%, 12/01/31	100	126,384
Conoco Funding Co., 7.25%, 10/15/31	125	155,573
Devon Energy Corp., 7.88%, 09/30/31	195	237,801
Diamondback Energy Inc., 3.13%, 03/24/31 (Call 12/24/30)	239	213,293
Helmerich & Payne Inc., 2.90%, 09/29/31 (Call 06/29/31)(b)	170	147,747
Hess Corp., 7.30%, 08/15/31	210	244,030
Ovintiv Inc.
7.20%, 11/01/31	92	104,933
7.38%, 11/01/31	153	176,932
Pioneer Natural Resources Co., 2.15%, 01/15/31 (Call 10/15/30)	386	325,398
Valero Energy Corp., 2.80%, 12/01/31 (Call 09/01/31)	195	168,351

		2,082,443

Packaging & Containers — 0.3%
Amcor Flexibles North America Inc., 2.69%, 05/25/31 (Call 02/25/31)	195	168,020
WestRock MWV LLC, 7.95%, 02/15/31	31	37,935

		205,955

Pharmaceuticals — 3.3%
AmerisourceBergen Corp., 2.70%, 03/15/31 (Call 12/15/30)	300	261,885
Astrazeneca Finance LLC, 2.25%, 05/28/31 (Call 02/28/31)	222	194,177
Becton Dickinson and Co., 1.96%, 02/11/31 (Call 11/11/30)	253	208,530

80	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® iBonds® Dec 2031 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
Cigna Corp., 2.38%, 03/15/31 (Call 12/15/30)	$392	$335,560
CVS Health Corp.
1.88%, 02/28/31 (Call 11/28/30)	462	379,228
2.13%, 09/15/31 (Call 06/15/31)(a)	203	168,425
Merck & Co. Inc., 2.15%, 12/10/31 (Call 09/10/31)	623	542,215
Pfizer Inc., 1.75%, 08/18/31 (Call 05/18/31)	336	282,939

		2,372,959

Pipelines — 2.7%
Boardwalk Pipelines LP, 3.40%, 02/15/31 (Call 11/15/30)	190	168,133
Kinder Morgan Energy Partners LP, 7.40%, 03/15/31	35	40,350
Kinder Morgan Inc.
2.00%, 02/15/31 (Call 11/15/30)(a)	215	177,278
7.80%, 08/01/31	187	225,531
ONEOK Inc., 6.35%, 01/15/31 (Call 10/15/30)	211	230,384
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.88%, 02/01/31 (Call 02/01/26)	340	326,876
TransCanada PipeLines Ltd., 2.50%, 10/12/31 (Call 07/12/31)	371	317,324
Williams Companies Inc. (The), 2.60%, 03/15/31 (Call 12/15/30).	492	424,552

		1,910,428

Real Estate — 0.4%
CBRE Services Inc., 2.50%, 04/01/31 (Call 01/01/31)	205	173,592
Essential Properties LP, 2.95%, 07/15/31 (Call 04/15/31)	129	106,539

		280,131

Real Estate Investment Trusts — 12.1%
Alexandria Real Estate Equities Inc., 3.38%, 08/15/31 (Call 05/15/31)	240	222,418
American Assets Trust LP, 3.38%, 02/01/31 (Call 11/01/30)	70	62,176
American Campus Communities Operating Partnership LP, 3.88%, 01/30/31 (Call 10/30/30)	227	229,710
American Homes 4 Rent LP, 2.38%, 07/15/31 (Call 04/15/31)(a)	125	103,480
American Tower Corp.
2.30%, 09/15/31 (Call 06/15/31)	280	227,732
2.70%, 04/15/31 (Call 01/15/31)	197	165,825
AvalonBay Communities Inc., 2.45%, 01/15/31 (Call 10/17/30)	90	79,850
Boston Properties LP, 3.25%, 01/30/31 (Call 10/30/30)	285	258,156
Brixmor Operating Partnership LP, 2.50%, 08/16/31 (Call 05/16/31)	185	152,634
Broadstone Net Lease LLC, 2.60%, 09/15/31 (Call 06/15/31)	162	135,136
Corporate Office Properties LP, 2.75%, 04/15/31 (Call 01/15/31)	187	157,448
Crown Castle International Corp.
2.10%, 04/01/31 (Call 01/01/31)	351	284,443
2.25%, 01/15/31 (Call 10/15/30)	280	230,541
2.50%, 07/15/31 (Call 04/15/31)(a)	250	209,207
CubeSmart LP, 2.00%, 02/15/31 (Call 11/15/30)	200	166,412
Duke Realty LP, 1.75%, 02/01/31 (Call 11/01/30)	90	74,012
EPR Properties, 3.60%, 11/15/31 (Call 08/15/31)	151	127,932
Equinix Inc., 2.50%, 05/15/31 (Call 02/15/31)	345	290,028
ERP Operating LP, 1.85%, 08/01/31 (Call 05/01/31)	120	101,120
Essex Portfolio LP 1.65%, 01/15/31 (Call 10/15/30)	75	60,827
2.55%, 06/15/31 (Call 03/15/31)	60	52,066
Extra Space Storage LP, 2.55%, 06/01/31 (Call 03/01/31)	95	81,057
GLP Capital LP/GLP Financing II Inc., 4.00%, 01/15/31 (Call 10/15/30)	251	228,799
Healthcare Realty Trust Inc., 2.05%, 03/15/31 (Call 12/15/30)	60	49,575
Healthcare Trust of America Holdings LP, 2.00%, 03/15/31 (Call 12/15/30)	285	231,822
Healthpeak Properties Inc., 2.88%, 01/15/31 (Call 10/15/30)	145	129,742
Highwoods Realty LP, 2.60%, 02/01/31 (Call 11/01/30)	90	76,320

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Host Hotels & Resorts LP, Series J, 2.90%, 12/15/31 (Call 09/15/31)	$180	$152,010
Invitation Homes Operating Partnership LP, 2.00%, 08/15/31 (Call 05/15/31)	158	126,590
Kimco Realty Corp., 2.25%, 12/01/31 (Call 09/01/31)	195	163,390
Life Storage LP, 2.40%, 10/15/31 (Call 07/15/31)	163	134,731
LXP Industrial Trust, 2.38%, 10/01/31 (Call 07/01/31)	170	138,072
Mid-America Apartments LP, 1.70%, 02/15/31 (Call 11/15/30)(a)	135	109,810
National Health Investors Inc., 3.00%, 02/01/31 (Call 11/01/30)	155	125,254
Office Properties Income Trust, 3.45%, 10/15/31 (Call 07/15/31)	125	96,885
Omega Healthcare Investors Inc., 3.38%, 02/01/31 (Call 11/01/30)	190	158,876
Phillips Edison Grocery Center Operating Partnership I LP, 2.63%, 11/15/31 (Call 08/15/31)	162	133,755
Physicians Realty LP, 2.63%, 11/01/31 (Call 08/01/31)	172	145,168
Prologis LP, 1.63%, 03/15/31 (Call 12/15/30)	177	146,636
Public Storage
2.25%, 11/09/31 (Call 08/09/31)	297	256,258
2.30%, 05/01/31 (Call 02/01/31)	135	117,638
Rayonier LP, 2.75%, 05/17/31 (Call 02/17/31)	161	139,590
Realty Income Corp., 3.25%, 01/15/31 (Call 10/15/30)	235	219,354
Rexford Industrial Realty LP, 2.15%, 09/01/31 (Call 06/01/31)	90	73,739
Sabra Health Care LP, 3.20%, 12/01/31 (Call 09/01/31)(a)	280	236,040
Safehold Operating Partnership LP, 2.80%, 06/15/31 (Call 03/15/31)	140	117,573
Simon Property Group LP, 2.20%, 02/01/31 (Call 11/01/30)	276	233,695
Spirit Realty LP, 3.20%, 02/15/31 (Call 11/15/30)	191	169,073
STORE Capital Corp., 2.70%, 12/01/31 (Call 09/01/31)	132	109,502
Sun Communities Operating LP, 2.70%, 07/15/31 (Call 04/15/31)	258	219,780
Tanger Properties LP, 2.75%, 09/01/31 (Call 06/01/31)	90	73,379
UDR Inc., 3.00%, 08/15/31 (Call 05/15/31)	145	129,169
Ventas Realty LP, 2.50%, 09/01/31 (Call 06/01/31)	120	102,030
Vornado Realty LP, 3.40%, 06/01/31 (Call 03/01/31)	130	113,721
Welltower Inc.
2.75%, 01/15/31 (Call 10/15/30)	175	154,135
2.80%, 06/01/31 (Call 03/01/31)	210	185,716
WP Carey Inc., 2.40%, 02/01/31 (Call 11/01/30)	175	148,083

		8,618,120

Retail — 3.0%
AutoNation Inc., 2.40%, 08/01/31 (Call 05/01/31)	211	170,566
AutoZone Inc., 1.65%, 01/15/31 (Call 10/15/30)	206	165,002
Dollar Tree Inc., 2.65%, 12/01/31 (Call 09/01/31)(a)	270	229,910
Home Depot Inc. (The)
1.38%, 03/15/31 (Call 12/15/30)	287	232,421
1.88%, 09/15/31 (Call 06/15/31)	437	366,267
Kohl’s Corp., 3.38%, 05/01/31 (Call 02/01/31)(a)	174	165,091
Lowe’s Companies Inc., 2.63%, 04/01/31 (Call 01/01/31)	472	412,108
O’Reilly Automotive Inc., 1.75%, 03/15/31 (Call 12/15/30)	107	86,258
Ross Stores Inc., 1.88%, 04/15/31 (Call 01/15/31)	205	168,652
TJX Companies Inc. (The), 1.60%, 05/15/31 (Call 02/15/31)	205	168,553

		2,164,828

Semiconductors — 3.5%
Analog Devices Inc., 2.10%, 10/01/31 (Call 07/01/31)	305	262,446
Broadcom Inc., 2.45%, 02/15/31 (Call 11/15/30)(b)	810	668,469
Intel Corp., 2.00%, 08/12/31 (Call 05/12/31)	383	325,608
Marvell Technology Inc., 2.95%, 04/15/31 (Call 01/15/31)(a)	265	230,335
NVIDIA Corp., 2.00%, 06/15/31 (Call 03/15/31)(a)	309	264,989
NXP BV/NXP Funding LLC/NXP USA Inc., 2.50%, 05/11/31 (Call 02/11/31)(b)	262	218,718
Skyworks Solutions Inc., 3.00%, 06/01/31 (Call 03/01/31)	165	137,412

S C H E D U L E O F I N V E S T M E N T S	81

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® iBonds® Dec 2031 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors (continued)
Texas Instruments Inc., 1.90%, 09/15/31 (Call 06/15/31)	$248	$211,916
TSMC Arizona Corp., 2.50%, 10/25/31 (Call 07/25/31)	200	173,700

		2,493,593

Software — 4.1%
Autodesk Inc., 2.40%, 12/15/31 (Call 09/15/31)	340	284,549
Broadridge Financial Solutions Inc., 2.60%, 05/01/31 (Call 02/01/31)	350	299,492
Electronic Arts Inc., 1.85%, 02/15/31 (Call 11/15/30)	300	248,901
Fidelity National Information Services Inc., 2.25%, 03/01/31 (Call 12/01/30)(a)	310	259,349
Oracle Corp., 2.88%, 03/25/31 (Call 12/25/30)	916	776,942
Roper Technologies Inc., 1.75%, 02/15/31 (Call 11/15/30)	365	294,993
salesforce.com Inc., 1.95%, 07/15/31 (Call 04/15/31)	400	343,596
VMware Inc., 2.20%, 08/15/31 (Call 05/15/31)	476	386,921

		2,894,743

Telecommunications — 6.2%
AT&T Inc., 2.75%, 06/01/31 (Call 03/01/31)(a)	806	710,940
Motorola Solutions Inc., 2.75%, 05/24/31 (Call 02/24/31)	294	246,851
Orange SA, 9.00%, 03/01/31(a)	726	955,924
T-Mobile USA Inc.
2.25%, 11/15/31 (Call 08/15/31)	435	356,761
2.55%, 02/15/31 (Call 11/15/30)	700	596,029
Verizon Communications Inc.
1.75%, 01/20/31 (Call 10/20/30)	775	631,455
2.55%, 03/21/31 (Call 12/21/30)	1,108	961,711

		4,459,671

Transportation — 2.5%
Canadian Pacific Railway Co.
2.45%, 12/02/31 (Call 09/02/31)	375	326,310
7.13%, 10/15/31	175	212,574
FedEx Corp., 2.40%, 05/15/31 (Call 02/15/31)	245	210,198
Norfolk Southern Corp., 2.30%, 05/15/31 (Call 02/15/31)	200	174,218
Union Pacific Corp., 2.38%, 05/20/31 (Call 02/20/31)(a)	335	293,946
Walmart Inc., 1.80%, 09/22/31 (Call 06/22/31)	674	575,279

		1,792,525

Security	Par/ Shares (000)	Value

Trucking & Leasing — 0.2%
GATX Corp., 1.90%, 06/01/31 (Call 03/01/31)	$175	$140,259

Water — 0.4%
American Water Capital Corp., 2.30%, 06/01/31 (Call 03/01/31)(a)	170	147,883
Essential Utilities Inc., 2.40%, 05/01/31 (Call 02/01/31)	133	114,127

		262,010

Total Corporate Bonds & Notes — 98.9% (Cost: $76,251,325)		70,727,871

Short-Term Investments

Money Market Funds — 5.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.38%(c)(d)(e)	4,026	4,026,440
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.34%(c)(d)	160	160,000

		4,186,440

Total Short-Term Investments — 5.8% (Cost: $4,185,925)		4,186,440

Total Investments in Securities — 104.7% (Cost: $80,437,250)		74,914,311

Other Assets, Less Liabilities — (4.7)%		(3,382,635)

Net Assets — 100.0%		$71,531,676

(a)	All or a portion of this security is on loan.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/22	Shares Held at 04/30/22 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$1,152,311	$2,874,900	(a)	$—	$(1,286)	$515	$4,026,440	4,026	$2,035	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	160,000	(a)	—	—	—	160,000	160	78		—

					$(1,286)	$515	$4,186,440		$2,113		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

82	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® iBonds® Dec 2031 Term Corporate ETF

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Corporate Bonds & Notes	$—	$70,727,871	$—	$70,727,871
Money Market Funds	4,186,440	—	—	4,186,440

	$4,186,440	$70,727,871	$—	$74,914,311

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	83

Statements of Assets and Liabilities (unaudited)

April 30, 2022

	iShares iBonds Dec 2022 Term Corporate ETF	iShares iBonds Dec 2023 Term Corporate ETF	iShares iBonds Dec 2024 Term Corporate ETF	iShares iBonds Dec 2025 Term Corporate ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$1,284,884,843	$1,593,925,181	$1,660,520,510	$1,288,339,378
Affiliated(c)	310,205,452	275,341,779	115,675,445	84,990,287
Cash	3,710,852	9,161	7,343	6,392
Receivables:
Investments sold	9,312,104	1,015,388	—	—
Securities lending income — Affiliated	26,040	34,114	19,760	12,832
Capital shares sold	806,337	—	81,130	172,802
Dividends	30,534	10,566	680	1,513
Interest	11,393,553	11,785,971	13,601,026	11,387,301

Total assets	1,620,369,715	1,882,122,160	1,789,905,894	1,384,910,505

LIABILITIES
Collateral on securities loaned, at value	156,313,608	236,162,976	111,783,042	75,204,655
Payables:
Investments purchased	5,247,878	9,274,318	1,934,468	6,957,190
Capital shares redeemed	—	1,015,388	—	—
Investment advisory fees	113,904	140,374	137,312	106,282

Total liabilities	161,675,390	246,593,056	113,854,822	82,268,127

NET ASSETS	$1,458,694,325	$1,635,529,104	$1,676,051,072	$1,302,642,378

NET ASSETS CONSIST OF:
Paid-in capital	$1,459,362,390	$1,652,665,294	$1,728,557,481	$1,366,472,422
Accumulated loss	(668,065)	(17,136,190)	(52,506,409)	(63,830,044)

NET ASSETS	$1,458,694,325	$1,635,529,104	$1,676,051,072	$1,302,642,378

Shares outstanding	58,300,000	65,050,000	67,500,000	52,350,000

Net asset value	$25.02	$25.14	$24.83	$24.88

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Securities loaned, at value	$150,805,052	$229,265,548	$108,222,736	$72,829,354
(b) Investments, at cost — Unaffiliated	$1,287,436,626	$1,614,832,687	$1,712,412,503	$1,354,156,453
(c) Investments, at cost — Affiliated	$310,183,887	$275,319,273	$115,654,715	$84,963,516

See notes to financial statements.

84	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities (unaudited) (continued)

April 30, 2022

	iShares iBonds Dec 2026 Term Corporate ETF	iShares iBonds Dec 2027 Term Corporate ETF	iShares iBonds Dec 2028 Term Corporate ETF	iShares iBonds Dec 2029 Term Corporate ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$1,123,361,617	$680,711,403	$302,334,974	$178,070,745
Affiliated(c)	79,478,810	79,964,348	25,641,688	19,630,770
Cash	17,516	9,127	7,118	7,357
Receivables:
Investments sold	2,585,862	—	464,267	889,244
Securities lending income — Affiliated	11,865	12,477	3,357	3,025
Capital shares sold	139,089	2,993,120	—	43,551
Dividends	628	933	355	420
Interest	8,722,991	5,887,752	2,790,592	1,656,830

Total assets	1,214,318,378	769,579,160	331,242,351	200,301,942

LIABILITIES
Collateral on securities loaned, at value	75,816,184	76,408,327	22,272,133	17,749,832
Payables:
Investments purchased	3,128,065	3,817,577	3,165,039	1,623,332
Investment advisory fees	86,220	51,012	24,762	13,128

Total liabilities	79,030,469	80,276,916	25,461,934	19,386,292

NET ASSETS	$1,135,287,909	$689,302,244	$305,780,417	$180,915,650

NET ASSETS CONSIST OF:
Paid-in capital	$1,208,746,383	$737,020,249	$333,881,522	$199,482,620
Accumulated loss	(73,458,474)	(47,718,005)	(28,101,105)	(18,566,970)

NET ASSETS	$1,135,287,909	$689,302,244	$305,780,417	$180,915,650

Shares outstanding	47,200,000	28,500,000	12,050,000	7,750,000

Net asset value	$24.05	$24.19	$25.38	$23.34

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Securities loaned, at value	$70,819,555	$73,090,160	$21,548,812	$17,108,826
(b) Investments, at cost — Unaffiliated	$1,195,579,131	$727,102,893	$329,622,697	$196,311,209
(c) Investments, at cost — Affiliated	$79,475,025	$79,960,965	$25,637,206	$19,629,379

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	85

Statements of Assets and Liabilities (unaudited) (continued)

April 30, 2022

	iShares iBonds Dec 2030 Term Corporate ETF	iShares iBonds Dec 2031 Term Corporate ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$120,307,766	$70,727,871
Affiliated(c)	10,940,677	4,186,440
Cash	6,926	7,797
Receivables:
Investments sold	386,461	59,514
Securities lending income — Affiliated	1,897	461
Capital shares sold	—	243,787
Dividends	94	36
Interest	1,056,737	581,603

Total assets	132,700,558	75,807,509

LIABILITIES
Collateral on securities loaned, at value	10,809,629	4,027,211
Payables:
Investments purchased	49,741	245,050
Capital shares redeemed	246,629	—
Investment advisory fees	11,574	3,572

Total liabilities	11,117,573	4,275,833

NET ASSETS	$121,582,985	$71,531,676

NET ASSETS CONSIST OF:
Paid-in capital	$143,212,405	$76,975,839
Accumulated loss	(21,629,420)	(5,444,163)

NET ASSETS	$121,582,985	$71,531,676

Shares outstanding	5,550,000	3,350,000

Net asset value	$21.91	$21.35

Shares authorized	Unlimited	Unlimited

Par value	None	None

(a) Securities loaned, at value	$10,421,944	$3,885,444
(b) Investments, at cost — Unaffiliated	$139,801,410	$76,251,325
(c) Investments, at cost — Affiliated	$10,941,189	$4,185,925

See notes to financial statements.

86	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations (unaudited)

Six Months Ended April 30, 2022

	iShares iBonds Dec 2022 Term Corporate ETF	iShares iBonds Dec 2023 Term Corporate ETF	iShares iBonds Dec 2024 Term Corporate ETF	iShares iBonds Dec 2025 Term Corporate ETF

INVESTMENT INCOME
Dividends — Affiliated	$76,216	$19,699	$8,089	$7,834
Interest — Unaffiliated	10,592,822	13,885,858	14,362,230	12,186,121
Securities lending income — Affiliated — net	99,448	81,822	73,648	49,730
Other income — Unaffiliated	—	3,610	—	—

Total investment income	10,768,486	13,990,989	14,443,967	12,243,685

EXPENSES
Investment advisory fees	768,353	835,975	785,223	636,653
Professional fees	217	217	217	217

Total expenses	768,570	836,192	785,440	636,870

Less:
Investment advisory fees waived	(39,088)	(11,045)	(3,193)	(2,954)

Total expenses after fees waived	729,482	825,147	782,247	633,916

Net investment income	10,039,004	13,165,842	13,661,720	11,609,769

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	588,212	1,687,342	384,821	(271,494)
Investments — Affiliated	(38,770)	(15,967)	(28,949)	(25,405)
In-kind redemptions — Unaffiliated	820,607	823,970	86,079	966,590

Net realized gain	1,370,049	2,495,345	441,951	669,691

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	(12,843,895)	(46,440,498)	(79,922,102)	(86,774,448)
Investments — Affiliated	(7,391)	(4,731)	3,406	6,657

Net change in unrealized appreciation (depreciation)	(12,851,286)	(46,445,229)	(79,918,696)	(86,767,791)

Net realized and unrealized loss	(11,481,237)	(43,949,884)	(79,476,745)	(86,098,100)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,442,233)	$(30,784,042)	$(65,815,025)	$(74,488,331)

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	87

Statements of Operations (unaudited) (continued)

Six Months Ended April 30, 2022

	iShares iBonds Dec 2026 Term Corporate ETF	iShares iBonds Dec 2027 Term Corporate ETF	iShares iBonds Dec 2028 Term Corporate ETF	iShares iBonds Dec 2029 Term Corporate ETF

INVESTMENT INCOME
Dividends — Affiliated	$5,724	$5,224	$1,704	$1,522
Interest — Unaffiliated	10,350,708	6,312,642	3,910,778	1,905,746
Securities lending income — Affiliated — net	56,222	51,149	15,610	12,306

Total investment income	10,412,654	6,369,015	3,928,092	1,919,574

EXPENSES
Investment advisory fees	485,418	271,628	151,028	76,147
Professional fees	217	217	217	—

Total expenses	485,635	271,845	151,245	76,147

Less:
Investment advisory fees waived	(846)	(793)	(188)	(249)

Total expenses after fees waived	484,789	271,052	151,057	75,898

Net investment income	9,927,865	6,097,963	3,777,035	1,843,676

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	1,323	(421,909)	(481,682)	(328,837)
Investments — Affiliated	(29,411)	(24,191)	(9,808)	(7,278)
In-kind redemptions — Unaffiliated	(142,027)	27,643	—	109,148

Net realized loss	(170,115)	(418,457)	(491,490)	(226,967)

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	(87,043,248)	(55,279,167)	(35,006,889)	(19,629,618)
Investments — Affiliated	(6,373)	(4,421)	166	(200)

Net change in unrealized appreciation (depreciation)	(87,049,621)	(55,283,588)	(35,006,723)	(19,629,818)

Net realized and unrealized loss	(87,219,736)	(55,702,045)	(35,498,213)	(19,856,785)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(77,291,871)	$(49,604,082)	$(31,721,178)	$(18,013,109)

See notes to financial statements.

88	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations (unaudited) (continued)

Six Months Ended April 30, 2022

	iShares iBonds Dec 2030 Term Corporate ETF	iShares iBonds Dec 2031 Term Corporate ETF

INVESTMENT INCOME
Dividends — Affiliated	$762	$222
Interest — Unaffiliated	1,683,975	383,049
Securities lending income — Affiliated — net	10,135	1,891

Total investment income	1,694,872	385,162

EXPENSES
Investment advisory fees	70,959	13,986

Total expenses	70,959	13,986

Less:
Investment advisory fees waived	(166)	(32)

Total expenses after fees waived	70,793	13,954

Net investment income	1,624,079	371,208

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(226,408)	(18,003)
Investments — Affiliated	(7,731)	(1,286)
In-kind redemptions — Unaffiliated	(2,088,047)	—

Net realized loss	(2,322,186)	(19,289)

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	(17,767,822)	(5,368,273)
Investments — Affiliated	(512)	515

Net change in unrealized appreciation (depreciation)	(17,768,334)	(5,367,758)

Net realized and unrealized loss	(20,090,520)	(5,387,047)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(18,466,441)	$(5,015,839)

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	89

Statements of Changes in Net Assets

	iShares iBonds Dec 2022 Term Corporate ETF		iShares iBonds Dec 2023 Term Corporate ETF

	Six Months Ended 04/30/22 (unaudited)	Year Ended 10/31/21	Six Months Ended 04/30/22 (unaudited)	Year Ended 10/31/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$10,039,004	$25,856,563	$13,165,842	$27,729,325
Net realized gain	1,370,049	5,836,853	2,495,345	6,483,286
Net change in unrealized appreciation (depreciation)	(12,851,286)	(24,344,146)	(46,445,229)	(24,749,443)

Net increase (decrease) in net assets resulting from operations	(1,442,233)	7,349,270	(30,784,042)	9,463,168

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(13,231,114)	(26,878,634)	(17,595,966)	(28,379,197)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(105,219,503)	178,335,129	17,434,758	378,694,260

NET ASSETS
Total increase (decrease) in net assets	(119,892,850)	158,805,765	(30,945,250)	359,778,231
Beginning of period	1,578,587,175	1,419,781,410	1,666,474,354	1,306,696,123

End of period	$1,458,694,325	$1,578,587,175	$1,635,529,104	$1,666,474,354

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

90	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets (continued)

	iShares iBonds Dec 2024 Term Corporate ETF		iShares iBonds Dec 2025 Term Corporate ETF

	Six Months Ended 04/30/22 (unaudited)	Year Ended 10/31/21	Six Months Ended 04/30/22 (unaudited)	Year Ended 10/31/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$13,661,720	$24,228,083	$11,609,769	$20,433,172
Net realized gain	441,951	5,165,635	669,691	2,546,969
Net change in unrealized appreciation (depreciation)	(79,918,696)	(20,730,262)	(86,767,791)	(20,630,453)

Net increase (decrease) in net assets resulting from operations	(65,815,025)	8,663,456	(74,488,331)	2,349,688

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(13,528,444)	(24,776,110)	(13,560,524)	(21,101,206)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	251,078,233	485,551,282	134,560,758	429,517,243

NET ASSETS
Total increase in net assets	171,734,764	469,438,628	46,511,903	410,765,725
Beginning of period	1,504,316,308	1,034,877,680	1,256,130,475	845,364,750

End of period	$1,676,051,072	$1,504,316,308	$1,302,642,378	$1,256,130,475

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	91

Statements of Changes in Net Assets (continued)

	iShares iBonds Dec 2026 Term Corporate ETF		iShares iBonds Dec 2027 Term Corporate ETF

	Six Months Ended 04/30/22 (unaudited)	Year Ended 10/31/21	Six Months Ended 04/30/22 (unaudited)	Year Ended 10/31/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$9,927,865	$14,742,966	$6,097,963	$9,867,596
Net realized gain (loss)	(170,115)	4,790,605	(418,457)	2,051,207
Net change in unrealized appreciation (depreciation)	(87,049,621)	(20,266,018)	(55,283,588)	(9,529,418)

Net increase (decrease) in net assets resulting from operations	(77,291,871)	(732,447)	(49,604,082)	2,389,385

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(9,647,090)	(14,647,816)	(5,846,434)	(9,842,292)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	360,808,519	324,940,441	221,883,967	192,817,053

NET ASSETS
Total increase in net assets	273,869,558	309,560,178	166,433,451	185,364,146
Beginning of period	861,418,351	551,858,173	522,868,793	337,504,647

End of period	$1,135,287,909	$861,418,351	$689,302,244	$522,868,793

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

92	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets (continued)

	iShares iBonds Dec 2028 Term Corporate ETF		iShares iBonds Dec 2029 Term Corporate ETF

	Six Months Ended 04/30/22 (unaudited)	Year Ended 10/31/21	Six Months Ended 04/30/22 (unaudited)	Year Ended 10/31/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$3,777,035	$6,138,084	$1,843,676	$2,495,581
Net realized gain (loss)	(491,490)	1,385,189	(226,967)	110,814
Net change in unrealized appreciation (depreciation)	(35,006,723)	(5,443,045)	(19,629,818)	(1,676,120)

Net increase (decrease) in net assets resulting from operations	(31,721,178)	2,080,228	(18,013,109)	930,275

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(3,745,115)	(6,052,855)	(1,762,775)	(2,422,442)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	36,126,592	102,419,523	59,010,082	58,517,144

NET ASSETS
Total increase in net assets	660,299	98,446,896	39,234,198	57,024,977
Beginning of period	305,120,118	206,673,222	141,681,452	84,656,475

End of period	$305,780,417	$305,120,118	$180,915,650	$141,681,452

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	93

Statements of Changes in Net Assets (continued)

	iShares iBonds Dec 2030 Term Corporate ETF		iShares iBonds Dec 2031 Term Corporate ETF

	Six Months Ended 04/30/22 (unaudited)	Year Ended 10/31/21	Six Months Ended 04/30/22 (unaudited)	Period From 06/22/21 to 10/31/21 (a)

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$1,624,079	$1,555,085	$371,208	$96,628
Net realized loss	(2,322,186)	(68,954)	(19,289)	(4,108)
Net change in unrealized appreciation (depreciation)	(17,768,334)	(1,528,867)	(5,367,758)	(155,181)

Net decrease in net assets resulting from operations	(18,466,441)	(42,736)	(5,015,839)	(62,661)

DISTRIBUTIONS TO SHAREHOLDERS(b)
Decrease in net assets resulting from distributions to shareholders	(1,530,239)	(1,432,581)	(296,618)	(69,045)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	1,924,530	105,347,022	60,663,442	16,312,397

NET ASSETS
Total increase (decrease) in net assets	(18,072,150)	103,871,705	55,350,985	16,180,691
Beginning of period	139,655,135	35,783,430	16,180,691	—

End of period	$121,582,985	$139,655,135	$71,531,676	$16,180,691

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

94	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	iShares iBonds Dec 2022 Term Corporate ETF

	Six Months Ended 04/30/22 (unaudited)		Year Ended 10/31/21	Year Ended 10/31/20	Year Ended 10/31/19	Year Ended 10/31/18		Year Ended 10/31/17

Net asset value, beginning of period	$25.26		$25.58	$25.33	$24.17	$25.13		$25.31

Net investment income(a)	0.16		0.43	0.62	0.74	0.70		0.70
Net realized and unrealized gain (loss)(b)		(0.19)	(0.30)	0.28	1.14	(0.99)		(0.20)

Net increase (decrease) from investment operations		(0.03)	0.13	0.90	1.88	(0.29)		0.50

Distributions(c)
From net investment income		(0.17)	(0.45)	(0.63)	(0.72)	(0.67)		(0.68)
From net realized gain		(0.04)	—	(0.02)	—	(0.00	)(d)	—

Total distributions		(0.21)	(0.45)	(0.65)	(0.72)	(0.67)		(0.68)

Net asset value, end of period	$25.02		$25.26	$25.58	$25.33	$24.17		$25.13

Total Return(e)
Based on net asset value	(0.11	)%(f)	0.52%	3.63%	7.90%	(1.14)%		2.01%

Ratios to Average Net Assets(g)
Total expenses	0.10	%(h)	0.10%	0.10%	0.10%	0.10%		0.10%

Total expenses after fees waived	0.09	%(h)	0.10%	0.10%	0.10%	0.10%		0.10%

Net investment income	1.31	%(h)	1.69%	2.44%	2.98%	2.85%		2.78%

Supplemental Data
Net assets, end of period (000)	$1,458,694		$1,578,587	$1,419,781	$1,046,218	$535,445		$351,807

Portfolio turnover rate(i)	0	%(f)(j)	6%	16%	9%	2%		7%

(a)	Based on average shares outstanding.

(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(d)	Rounds to less than $0.01.

(e)	Where applicable, assumes the reinvestment of distributions.

(f)	Not annualized.

(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

(h)	Annualized.

(i)	Portfolio turnover rate excludes in-kind transactions.

(j)	Rounds to less than 1%.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	95

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares iBonds Dec 2023 Term Corporate ETF

	Six Months Ended 04/30/22 (unaudited)		Year Ended 10/31/21	Year Ended 10/31/20	Year Ended 10/31/19	Year Ended 10/31/18	Year Ended 10/31/17

Net asset value, beginning of period	$25.88		$26.19	$25.59	$24.09	$25.23	$25.33

Net investment income(a)	0.20		0.48	0.68	0.79	0.76	0.75
Net realized and unrealized gain (loss)(b)		(0.67)	(0.29)	0.61	1.48	(1.16)	(0.12)

Net increase (decrease) from investment operations		(0.47)	0.19	1.29	2.27	(0.40)	0.63

Distributions(c)
From net investment income		(0.21)	(0.50)	(0.69)	(0.77)	(0.73)	(0.73)
From net realized gain		(0.06)	—	—	—	(0.01)	—

Total distributions		(0.27)	(0.50)	(0.69)	(0.77)	(0.74)	(0.73)

Net asset value, end of period	$25.14		$25.88	$26.19	$25.59	$24.09	$25.23

Total Return(d)
Based on net asset value	(1.83	)%(e)	0.72%	5.13%	9.59%	(1.61)%	2.57%

Ratios to Average Net Assets(f)
Total expenses	0.10	%(g)	0.10%	0.10%	0.10%	0.10%	0.10%

Total expenses after fees waived	0.10	%(g)	0.10%	0.10%	0.10%	0.10%	0.10%

Net investment income	1.57	%(g)	1.83%	2.62%	3.18%	3.12%	3.00%

Supplemental Data
Net assets, end of period (000)	$1,635,529		$1,666,474	$1,306,696	$872,725	$478,261	$216,963

Portfolio turnover rate(h)	8	%(e)	12%	12%	5%	8%	8%

(a)	Based on average shares outstanding.

(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(d)	Where applicable, assumes the reinvestment of distributions.

(e)	Not annualized.

(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

(g)	Annualized.

(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

96	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares iBonds Dec 2024 Term Corporate ETF

	Six Months Ended 04/30/22 (unaudited)		Year Ended 10/31/21	Year Ended 10/31/20	Year Ended 10/31/19	Year Ended 10/31/18	Year Ended 10/31/17

Net asset value, beginning of period	$26.09		$26.37	$25.71	$23.84	$25.13	$25.22

Net investment income(a)	0.22		0.49	0.70	0.84	0.81	0.81
Net realized and unrealized gain (loss)(b)		(1.26)	(0.25)	0.67	1.85	(1.32)	(0.11)

Net increase (decrease) from investment operations		(1.04)	0.24	1.37	2.69	(0.51)	0.70

Distributions(c)
From net investment income		(0.22)	(0.52)	(0.71)	(0.82)	(0.78)	(0.79)

Total distributions		(0.22)	(0.52)	(0.71)	(0.82)	(0.78)	(0.79)

Net asset value, end of period	$24.83		$26.09	$26.37	$25.71	$23.84	$25.13

Total Return(d)
Based on net asset value	(4.01	)%(e)	0.90%	5.44%	11.48%	(2.06)%	2.85%

Ratios to Average Net Assets(f)
Total expenses	0.10	%(g)	0.10%	0.10%	0.10%	0.10%	0.10%

Total expenses after fees waived	0.10	%(g)	0.10%	0.10%	0.10%	0.10%	0.10%

Net investment income	1.74	%(g)	1.88%	2.69%	3.37%	3.35%	3.25%

Supplemental Data
Net assets, end of period (000)	$1,676,051		$1,504,316	$1,034,878	$649,122	$299,203	$164,584

Portfolio turnover rate(h)	5	%(e)	9%	8%	14%	6%	8%

(a)	Based on average shares outstanding.

(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(d)	Where applicable, assumes the reinvestment of distributions.

(e)	Not annualized.

(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

(g)	Annualized.

(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	97

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares iBonds Dec 2025 Term Corporate ETF

	Six Months Ended 04/30/22 (unaudited)		Year Ended 10/31/21	Year Ended 10/31/20	Year Ended 10/31/19	Year Ended 10/31/18	Year Ended 10/31/17

Net asset value, beginning of period	$26.64		$27.05	$25.95	$23.62	$25.07	$25.21

Net investment income(a)	0.23		0.52	0.71	0.85	0.84	0.84
Net realized and unrealized gain (loss)(b)		(1.71)	(0.38)	1.11	2.32	(1.48)	(0.16)

Net increase (decrease) from investment operations		(1.48)	0.14	1.82	3.17	(0.64)	0.68

Distributions(c)
From net investment income		(0.24)	(0.53)	(0.72)	(0.84)	(0.81)	(0.82)
From net realized gain		(0.04)	(0.02)	—	—	—	—

Total distributions		(0.28)	(0.55)	(0.72)	(0.84)	(0.81)	(0.82)

Net asset value, end of period	$24.88		$26.64	$27.05	$25.95	$23.62	$25.07

Total Return(d)
Based on net asset value	(5.60	)%(e)	0.51%	7.16%	13.68%	(2.58)%	2.82%

Ratios to Average Net Assets(f)
Total expenses	0.10	%(g)	0.10%	0.10%	0.10%	0.10%	0.10%

Total expenses after fees waived	0.10	%(g)	0.10%	0.10%	0.10%	0.10%	0.10%

Net investment income	1.82	%(g)	1.92%	2.70%	3.42%	3.48%	3.40%

Supplemental Data
Net assets, end of period (000)	$1,302,642		$1,256,130	$845,365	$508,532	$330,724	$235,679

Portfolio turnover rate(h)	7	%(e)	8%	14%	6%	5%	5%

(a)	Based on average shares outstanding.

(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(d)	Where applicable, assumes the reinvestment of distributions.

(e)	Not annualized.

(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

(g)	Annualized.

(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

98	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares iBonds Dec 2026 Term Corporate ETF

	Six Months Ended 04/30/22 (unaudited)		Year Ended 10/31/21	Year Ended 10/31/20	Year Ended 10/31/19	Year Ended 10/31/18	Year Ended 10/31/17

Net asset value, beginning of period	$26.22		$26.72	$25.50	$22.94	$24.53	$24.83

Net investment income(a)	0.26		0.57	0.74	0.86	0.83	0.80
Net realized and unrealized gain (loss)(b)		(2.17)	(0.49)	1.22	2.54	(1.63)	(0.28)

Net increase (decrease) from investment operations		(1.91)	0.08	1.96	3.40	(0.80)	0.52

Distributions(c)
From net investment income		(0.26)	(0.58)	(0.74)	(0.84)	(0.79)	(0.82)

Total distributions		(0.26)	(0.58)	(0.74)	(0.84)	(0.79)	(0.82)

Net asset value, end of period	$24.05		$26.22	$26.72	$25.50	$22.94	$24.53

Total Return(d)
Based on net asset value	(7.35	)%(e)	0.29%	7.84%	15.11%	(3.31)%	2.20%

Ratios to Average Net Assets(f)
Total expenses	0.10	%(g)	0.10%	0.10%	0.10%	0.10%	0.10%

Total expenses after fees waived	0.10	%(g)	0.10%	0.10%	0.10%	0.10%	0.10%

Net investment income	2.05	%(g)	2.14%	2.84%	3.53%	3.54%	3.30%

Supplemental Data
Net assets, end of period (000)	$1,135,288		$861,418	$551,858	$368,465	$152,530	$76,055

Portfolio turnover rate(h)	3	%(e)	7%	5%	9%	3%	6%

(a)	Based on average shares outstanding.

(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(d)	Where applicable, assumes the reinvestment of distributions.

(e)	Not annualized.

(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

(g)	Annualized.

(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	99

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares iBonds Dec 2027 Term Corporate ETF

	Six Months Ended						Period From
	04/30/22		Year Ended	Year Ended	Year Ended	Year Ended	09/12/17	(a)
	(unaudited)		10/31/21	10/31/20	10/31/19	10/31/18	to 10/31/17

Net asset value, beginning of period	$26.68		$27.00	$25.94	$23.18	$24.96	$24.86

Net investment income(b)	0.29		0.59	0.77	0.89	0.89	0.11
Net realized and unrealized gain (loss)(c)		(2.50)	(0.30)	1.07	2.75	(1.79)		(0.01)

Net increase (decrease) from investment operations		(2.21)	0.29	1.84	3.64	(0.90)	0.10

Distributions(d)
From net investment income		(0.28)	(0.61)	(0.78)	(0.88)	(0.88)	—

Total distributions		(0.28)	(0.61)	(0.78)	(0.88)	(0.88)	—

Net asset value, end of period	$24.19		$26.68	$27.00	$25.94	$23.18	$24.96

Total Return(e)
Based on net asset value	(8.35	)%(f)	1.01%	7.21%	16.00%	(3.67)%	0.40	%(f)

Ratios to Average Net Assets(g)
Total expenses	0.10	%(h)	0.10%	0.10%	0.10%	0.10%	0.10	%(h)

Total expenses after fees waived	0.10	%(h)	0.10%	0.10%	0.10%	0.10%	0.10	%(h)

Net investment income	2.25	%(h)	2.18%	2.94%	3.60%	3.75%	3.19	%(h)

Supplemental Data
Net assets, end of period (000)	$689,302		$522,869	$337,505	$250,336	$136,744	$9,982

Portfolio turnover rate(i)	5	%(f)	4%	10%	4%	5%	2	%(f)

(a)	Commencement of operations.

(b)	Based on average shares outstanding.

(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(e)	Where applicable, assumes the reinvestment of distributions.

(f)	Not annualized.

(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

(h)	Annualized.

(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

100	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares iBonds Dec 2028 Term Corporate ETF

	Six Months Ended						Period From
	04/30/22		Year Ended	Year Ended		Year Ended	09/18/18	(a)
	(unaudited)		10/31/21	10/31/20		10/31/19	to 10/31/18

Net asset value, beginning of period.	$28.52		$28.91	$27.76		$24.77	$25.00

Net investment income(b)	0.34		0.71	0.86		1.01	0.12
Net realized and unrealized gain (loss)(c)		(3.14)	(0.38)	1.13		3.06		(0.35)

Net increase (decrease) from investment operations		(2.80)	0.33	1.99		4.07		(0.23)

Distributions(d)
From net investment income		(0.34)	(0.72)	(0.84)		(1.08)	—
From net realized gain	—		—	(0.00	)(e)	—	—

Total distributions		(0.34)	(0.72)	(0.84)		(1.08)	—

Net asset value, end of period	$25.38		$28.52	$28.91		$27.76	$24.77

Total Return(f)
Based on net asset value	(9.90	)%(g)	1.09%	7.33%		16.87%	(0.92	)%(g)

Ratios to Average Net Assets(h)
Total expenses	0.10	%(i)	0.10%	0.10%		0.10%	0.10	%(i)

Total expenses after fees waived	0.10	%(i)	0.10%	0.10%		0.10%	0.10	%(i)

Net investment income	2.50	%(i)	2.45%	3.04%		3.79%	4.22	%(i)

Supplemental Data
Net assets, end of period (000)	$305,780		$305,120	$206,673		$112,437	$38,399

Portfolio turnover rate(j)	5	%(g)	10%	7%		6%	0	%(g)

(a)	Commencement of operations.

(b)	Based on average shares outstanding.

(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(e)	Rounds to less than $0.01.

(f)	Where applicable, assumes the reinvestment of distributions.

(g)	Not annualized.

(h)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

(i)	Annualized.

(j)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	101

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares iBonds Dec 2029 Term Corporate ETF

	Six Months Ended				Period From
	04/30/22		Year Ended	Year Ended	09/17/19	(a)
	(unaudited)		10/31/21	10/31/20	to 10/31/19

Net asset value, beginning of period.	$26.48		$26.88	$25.53	$25.00

Net investment income(b)	0.30		0.61	0.70	0.09
Net realized and unrealized gain (loss)(c)		(3.14)	(0.40)	1.35	0.44

Net increase (decrease) from investment operations		(2.84)	0.21	2.05	0.53

Distributions(d)
From net investment income		(0.30)	(0.61)	(0.70)	—

Total distributions		(0.30)	(0.61)	(0.70)	—

Net asset value, end of period	$23.34		$26.48	$26.88	$25.53

Total Return(e)
Based on net asset value	(10.81	)%(f)	0.78%	8.17%	2.12	%(f)

Ratios to Average Net Assets(g)
Total expenses	0.10	%(h)	0.10%	0.10%	0.10	%(h)

Total expenses after fees waived	0.10	%(h)	0.10%	0.10%	0.10	%(h)

Net investment income	2.42	%(h)	2.28%	2.69%	2.84	%(h)

Supplemental Data
Net assets, end of period (000)	$180,916		$141,681	$84,656	$17,872

Portfolio turnover rate(i)	4	%(f)	4%	9%	1	%(f)

(a)	Commencement of operations.

(b)	Based on average shares outstanding.

(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(e)	Where applicable, assumes the reinvestment of distributions.

(f)	Not annualized.

(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

(h)	Annualized.

(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

102	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares iBonds Dec 2030 Term Corporate ETF

	Six Months Ended			Period From
	04/30/22		Year Ended	06/23/20	(a)
	(unaudited)		10/31/21	to 10/31/20

Net asset value, beginning of period	$25.16		$25.56	$25.17

Net investment income(b)	0.27		0.51	0.18
Net realized and unrealized gain (loss)(c)		(3.26)	(0.42)	0.33

Net increase (decrease) from investment operations		(2.99)	0.09	0.51

Distributions(d)
From net investment income		(0.26)	(0.49)		(0.12)

Total distributions		(0.26)	(0.49)		(0.12)

Net asset value, end of period	$21.91		$25.16	$25.56

Total Return(e)
Based on net asset value	(12.02	)%(f)	0.36%	2.03	%(f)

Ratios to Average Net Assets(g)
Total expenses	0.10	%(h)	0.10%	0.10	%(h)

Total expenses after fees waived	0.10	%(h)	0.10%	0.10	%(h)

Net investment income	2.29	%(h)	2.01%	1.93	%(h)

Supplemental Data
Net assets, end of period (000)	$121,583		$139,655	$35,783

Portfolio turnover rate(i)	4	%(f)	4%	4	%(f)

(a)	Commencement of operations.

(b)	Based on average shares outstanding.

(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(e)	Where applicable, assumes the reinvestment of distributions.

(f)	Not annualized.

(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

(h)	Annualized.

(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	103

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares iBonds Dec 2031 Term Corporate ETF

	Six Months Ended		Period From
	04/30/22		06/22/21	(a)
	(unaudited)		to 10/31/21

Net asset value, beginning of period	$24.89		$25.00

Net investment income(b)	0.31		0.20
Net realized and unrealized loss(c)		(3.57)		(0.17)

Net increase (decrease) from investment operations		(3.26)	0.03

Distributions(d)
From net investment income		(0.28)		(0.14)

Total distributions		(0.28)		(0.14)

Net asset value, end of period	$21.35		$24.89

Total Return(e)
Based on net asset value	(13.26	)%(f)	0.16	%(f)

Ratios to Average Net Assets(g)
Total expenses	0.10	%(h)	0.10	%(h)

Total expenses after fees waived	0.10	%(h)	0.10	%(h)

Net investment income	2.65	%(h)	2.21	%(h)

Supplemental Data
Net assets, end of period (000)	$71,532		$16,181

Portfolio turnover rate(i)	2	%(f)	15	%(f)

(a)	Commencement of operations.

(b)	Based on average shares outstanding.

(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(e)	Where applicable, assumes the reinvestment of distributions.

(f)	Not annualized.

(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

(h)	Annualized.

(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

104	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):

iShares ETF	Diversification Classification

iBonds Dec 2022 Term Corporate	Diversified
iBonds Dec 2023 Term Corporate	Diversified
iBonds Dec 2024 Term Corporate	Diversified
iBonds Dec 2025 Term Corporate	Diversified
iBonds Dec 2026 Term Corporate	Diversified
iBonds Dec 2027 Term Corporate	Diversified
iBonds Dec 2028 Term Corporate	Diversified
iBonds Dec 2029 Term Corporate	Non-diversified
iBonds Dec 2030 Term Corporate	Non-diversified
iBonds Dec 2031 Term Corporate	Non-diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent

N O T E S T O F I N A N C I A L S T A T E M E N T S	105

Notes to Financial Statements (unaudited) (continued)

representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and

106	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

iBonds Dec 2022 Term Corporate
Barclays Bank PLC	$12,486,743	$12,486,743		$—	$—
BMO Capital Markets Corp.	777,310	777,310		—	—
BNP Paribas SA	7,815,639	7,815,639		—	—
BofA Securities, Inc.	5,839,100	5,839,100		—	—
Citigroup Global Markets, Inc.	4,432,814	4,432,814		—	—
Deutsche Bank Securities, Inc.	100,096	100,096		—	—
Goldman Sachs & Co. LLC	26,342,940	26,342,940		—	—
HSBC Securities (USA), Inc.	4,979,720	4,979,720		—	—
J.P. Morgan Securities LLC	68,296,721	68,296,721		—	—
Jefferies LLC	1,000,180	1,000,180		—	—
Morgan Stanley	6,857,937	6,857,937		—	—
Nomura Securities International, Inc.	175,976	175,976		—	—
Pershing LLC	551,276	551,276		—	—
Toronto-Dominion Bank	3,415,185	3,415,185		—	—
Wells Fargo Securities LLC	7,733,415	7,733,415		—	—

	$150,805,052	$150,805,052		$—	$—

iBonds Dec 2023 Term Corporate
Barclays Bank PLC	$13,241,747	$13,241,747		$—	$—
BMO Capital Markets Corp.	6,506,846	6,506,846		—	—
BNP Paribas SA	918,519	918,519		—	—
BofA Securities, Inc.	8,545,996	8,545,996		—	—
Citigroup Global Markets, Inc.	1,372,274	1,372,274		—	—
Credit Suisse Securities (USA) LLC	2,892,404	2,892,404		—	—
Deutsche Bank Securities, Inc.	23,871,670	23,871,670		—	—
Goldman Sachs & Co. LLC	60,220,881	60,220,881		—	—
HSBC Securities (USA), Inc.	100,758	100,758		—	—
J.P. Morgan Securities LLC	80,799,518	80,799,518		—	—
Jefferies LLC	185,452	185,452		—	—
Morgan Stanley	26,471,578	26,471,578		—	—
Pershing LLC	2,230,197	2,230,197		—	—
Toronto-Dominion Bank	487,595	487,595		—	—
Wells Fargo Securities LLC	1,420,113	1,420,113		—	—

	$229,265,548	$229,265,548		$—	$—

iBonds Dec 2024 Term Corporate
Barclays Bank PLC	$10,448,121	$10,448,121		$—	$—
Barclays Capital, Inc.	4,005,740	4,005,740		—	—
BMO Capital Markets Corp.	9,976	9,976		—	—
BNP Paribas SA	2,882,994	2,882,994		—	—
BofA Securities, Inc.	4,829,699	4,829,699		—	—
Citigroup Global Markets, Inc.	2,434,093	2,434,093		—	—
Credit Suisse Securities (USA) LLC	640,823	640,823		—	—
Deutsche Bank Securities, Inc.	5,058,037	5,058,037		—	—
Goldman Sachs & Co. LLC	12,350,057	12,350,057		—	—
HSBC Securities (USA), Inc.	130,477	130,477		—	—
J.P. Morgan Securities LLC	38,010,021	38,010,021		—	—
Jefferies LLC	889,604	889,604		—	—
Morgan Stanley	18,182,455	18,182,455		—	—
Nomura Securities International, Inc.	196,866	196,866		—	—
Toronto-Dominion Bank	6,865,666	6,865,666		—	—
Wells Fargo Securities LLC	1,288,107	1,288,107		—	—

	$108,222,736	$108,222,736		$—	$—

N O T E S T O F I N A N C I A L S T A T E M E N T S	107

Notes to Financial Statements (unaudited) (continued)

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

iBonds Dec 2025 Term Corporate
Barclays Bank PLC	$5,041,729	$5,041,729		$—	$—
BMO Capital Markets Corp.	540,102	540,102		—	—
BNP Paribas SA	7,890,105	7,890,105		—	—
BofA Securities, Inc.	6,298,343	6,298,343		—	—
Citadel Clearing LLC	366,655	366,655		—	—
Citigroup Global Markets, Inc.	2,770,117	2,770,117		—	—
Credit Suisse Securities (USA) LLC	301,752	301,752		—	—
Deutsche Bank Securities, Inc.	1,477,488	1,477,488		—	—
Goldman Sachs & Co. LLC	14,736,262	14,736,262		—	—
HSBC Securities (USA), Inc.	196,855	196,855		—	—
J.P. Morgan Securities LLC	17,372,878	17,372,878		—	—
Morgan Stanley	6,055,424	6,055,424		—	—
Nomura Securities International Inc.	1,823,172	1,823,172		—	—
Pershing LLC	976,515	976,515		—	—
Toronto-Dominion Bank	3,048,400	3,048,400		—	—
Wells Fargo Securities LLC	3,933,557	3,933,557		—	—

	$72,829,354	$72,829,354		$—	$—

iBonds Dec 2026 Term Corporate
Barclays Bank PLC	$7,175,683	$7,175,683		$—	$—
BMO Capital Markets Corp.	567,892	567,892		—	—
BNP Paribas SA	347,223	347,223		—	—
Citigroup Global Markets, Inc.	1,655,046	1,655,046		—	—
Credit Suisse Securities (USA) LLC	3,080,192	3,080,192		—	—
Goldman Sachs & Co. LLC	11,471,218	11,471,218		—	—
HSBC Securities (USA), Inc.	576,252	576,252		—	—
J.P. Morgan Securities LLC	22,426,739	22,426,739		—	—
Morgan Stanley	6,521,794	6,521,794		—	—
Nomura Securities International, Inc.	3,994,515	3,994,515		—	—
Pershing LLC	712,371	712,371		—	—
RBC Capital Markets LLC	9,984,300	9,984,300		—	—
State Street Bank & Trust Co.	1,055,651	1,055,651		—	—
Toronto-Dominion Bank	8,993	8,993		—	—
Wells Fargo Securities LLC	1,241,686	1,241,686		—	—

	$70,819,555	$70,819,555		$—	$—

iBonds Dec 2027 Term Corporate
Barclays Bank PLC	$8,991,575	$8,991,575		$—	$—
BMO Capital Markets Corp.	2,637,511	2,637,511		—	—
BofA Securities, Inc.	8,586,640	8,586,640		—	—
Citigroup Global Markets, Inc.	1,432,782	1,432,782		—	—
Credit Suisse Securities (USA) LLC	670,998	670,998		—	—
Goldman Sachs & Co. LLC	15,356,054	15,356,054		—	—
J.P. Morgan Securities LLC	23,761,690	23,761,690		—	—
Morgan Stanley	6,496,617	6,496,617		—	—
Nomura Securities International, Inc.	610,595	610,595		—	—
Pershing LLC	1,759,393	1,759,393		—	—
RBC Capital Markets LLC	2,558,023	2,558,023		—	—
Toronto-Dominion Bank	10,060	10,060		—	—
Wells Fargo Securities LLC	218,222	218,222		—	—

	$73,090,160	$73,090,160		$—	$—

108	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

iBonds Dec 2028 Term Corporate
Barclays Capital, Inc.	$1,175,481	$1,175,481		$—	$—
BMO Capital Markets Corp.	19,841	19,841		—	—
BNP Paribas SA	491,076	491,076		—	—
BofA Securities, Inc.	2,677,681	2,677,681		—	—
Citigroup Global Markets, Inc.	1,504,744	1,504,744		—	—
Credit Suisse Securities (USA) LLC	2,270,069	2,270,069		—	—
Goldman Sachs & Co. LLC	3,031,665	3,031,665		—	—
HSBC Securities (USA), Inc.	320,278	320,278		—	—
J.P. Morgan Securities LLC	9,484,495	9,484,495		—	—
Pershing LLC	573,482	573,482		—	—

	$21,548,812	$21,548,812		$—	$—

iBonds Dec 2029 Term Corporate
Barclays Bank PLC	$2,786,365	$2,786,365		$—	$—
BMO Capital Markets Corp.	391,173	391,173		—	—
BNP Paribas SA	743,416	743,416		—	—
BofA Securities, Inc.	172,870	172,870		—	—
Citigroup Global Markets, Inc.	630,254	630,254		—	—
Credit Suisse Securities (USA) LLC	474,646	474,646		—	—
Goldman Sachs & Co. LLC	4,654,206	4,654,206		—	—
J.P. Morgan Securities LLC	3,183,553	3,183,553		—	—
RBC Capital Markets LLC	2,422,666	2,422,666		—	—
Scotia Capital (USA), Inc.	1,649,677	1,649,677		—	—

	$17,108,826	$17,108,826		$—	$—

iBonds Dec 2030 Term Corporate
Barclays Bank PLC	$2,874,250	$2,874,250		$—	$—
BNP Paribas SA	3,060,574	3,060,574		—	—
BofA Securities, Inc.	767,889	767,889		—	—
Citadel Clearing LLC	9,086	9,086		—	—
Citigroup Global Markets, Inc.	532,959	532,959		—	—
Credit Suisse Securities (USA) LLC	431,412	431,412		—	—
Nomura Securities International, Inc.	132,593	132,593		—	—
RBC Capital Markets LLC	1,613,011	1,613,011		—	—
Scotia Capital (USA), Inc.	92,071	92,071		—	—
State Street Bank & Trust Co.	110,201	110,201		—	—
Wells Fargo Securities LLC	797,898	797,898		—	—

	$10,421,944	$10,421,944		$—	$—

iBonds Dec 2031 Term Corporate
Barclays Capital, Inc.	$223,787	$223,787		$—	$—
BNP Paribas SA	576,784	576,784		—	—
BofA Securities, Inc.	230,719	230,719		—	—
Citigroup Global Markets, Inc.	926,582	926,582		—	—
Credit Suisse Securities (USA) LLC	176,251	176,251		—	—
Jefferies LLC	68,394	68,394		—	—
RBC Capital Markets LLC	1,512,645	1,512,645		—	—
Scotia Capital (USA), Inc.	154,008	154,008		—	—
Toronto-Dominion Bank	16,274	16,274		—	—

	$3,885,444	$3,885,444		$—	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

N O T E S T O F I N A N C I A L S T A T E M E N T S	109

Notes to Financial Statements (unaudited) (continued)

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee of 0.10%, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund.

Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statement of Operations does not include acquired fund fees and expenses.

BFA has contractually agreed to waive a portion of its investment advisory fee for each Fund through the termination date of such Fund, in an amount equal to acquired fund fees and expenses, if any, attributable to each Fund’s investments in other funds advised by BFA or its affiliates.

These amounts are included in investment advisory fees waived in the Statements of Operations. For the six months ended April 30, 2022, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:

iShares ETF	Amounts waived

iBonds Dec 2022 Term Corporate	$39,088
iBonds Dec 2023 Term Corporate	11,045
iBonds Dec 2024 Term Corporate	3,193
iBonds Dec 2025 Term Corporate	2,954
iBonds Dec 2026 Term Corporate	846
iBonds Dec 2027 Term Corporate	793
iBonds Dec 2028 Term Corporate	188
iBonds Dec 2029 Term Corporate	249
iBonds Dec 2030 Term Corporate	166
iBonds Dec 2031 Term Corporate	32

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

110	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended April 30, 2022, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC

iBonds Dec 2022 Term Corporate	$41,211
iBonds Dec 2023 Term Corporate	33,913
iBonds Dec 2024 Term Corporate	30,643
iBonds Dec 2025 Term Corporate	21,092
iBonds Dec 2026 Term Corporate	23,986
iBonds Dec 2027 Term Corporate	21,348
iBonds Dec 2028 Term Corporate	6,667
iBonds Dec 2029 Term Corporate	5,146
iBonds Dec 2030 Term Corporate	4,325
iBonds Dec 2031 Term Corporate	796

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended April 30, 2022, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)

iBonds Dec 2023 Term Corporate	$8,500,471	$—	$—
iBonds Dec 2024 Term Corporate	9,458,105	—	—
iBonds Dec 2025 Term Corporate	7,539,189	—	—
iBonds Dec 2026 Term Corporate	8,244,340	—	—
iBonds Dec 2027 Term Corporate	4,676,948	—	—
iBonds Dec 2028 Term Corporate	2,280,403	—	—
iBonds Dec 2029 Term Corporate	587,647	258,464	(36,166)

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

6.	PURCHASES AND SALES

For the six months ended April 30, 2022, purchases and sales of investments, excluding short-term investments and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales

iBonds Dec 2022 Term Corporate	$1,015,140	$483,871,242
iBonds Dec 2023 Term Corporate	136,948,100	143,675,741
iBonds Dec 2024 Term Corporate	90,215,603	71,027,269
iBonds Dec 2025 Term Corporate	104,727,820	90,593,351
iBonds Dec 2026 Term Corporate	31,411,083	26,881,171
iBonds Dec 2027 Term Corporate	31,931,476	28,491,519
iBonds Dec 2028 Term Corporate	16,318,271	14,076,435
iBonds Dec 2029 Term Corporate	6,099,317	5,673,438
iBonds Dec 2030 Term Corporate	7,328,274	5,124,947
iBonds Dec 2031 Term Corporate	528,841	533,297

N O T E S T O F I N A N C I A L S T A T E M E N T S	111

Notes to Financial Statements (unaudited) (continued)

For the six months ended April 30, 2022, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales

iBonds Dec 2022 Term Corporate	$87,370,090	$152,878,326
iBonds Dec 2023 Term Corporate	157,556,972	133,443,272
iBonds Dec 2024 Term Corporate	275,649,787	29,836,411
iBonds Dec 2025 Term Corporate	150,849,276	21,981,913
iBonds Dec 2026 Term Corporate	370,735,590	14,111,344
iBonds Dec 2027 Term Corporate	228,296,750	8,639,090
iBonds Dec 2028 Term Corporate	35,753,311	—
iBonds Dec 2029 Term Corporate	63,240,187	4,923,735
iBonds Dec 2030 Term Corporate	20,295,802	20,011,477
iBonds Dec 2031 Term Corporate	60,117,628	—

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2022, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of October 31, 2021, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring

iBonds Dec 2024 Term Corporate	$2,400,162
iBonds Dec 2026 Term Corporate	2,498,800
iBonds Dec 2027 Term Corporate	1,891,865
iBonds Dec 2028 Term Corporate	853,361
iBonds Dec 2029 Term Corporate	389,882
iBonds Dec 2030 Term Corporate	69,496
iBonds Dec 2031 Term Corporate	4,121

As of April 30, 2022, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

iBonds Dec 2022 Term Corporate	$1,598,482,085	$823,074	$(4,214,864)	$(3,391,790)
iBonds Dec 2023 Term Corporate	1,891,066,783	839,743	(22,639,566)	(21,799,823)
iBonds Dec 2024 Term Corporate	1,829,261,579	879,814	(53,945,438)	(53,065,624)
iBonds Dec 2025 Term Corporate	1,439,878,553	542,158	(67,091,046)	(66,548,888)
iBonds Dec 2026 Term Corporate	1,275,496,006	279,600	(72,935,179)	(72,655,579)
iBonds Dec 2027 Term Corporate	807,321,291	167,972	(46,813,512)	(46,645,540)
iBonds Dec 2028 Term Corporate	355,397,372	98,431	(27,519,141)	(27,420,710)
iBonds Dec 2029 Term Corporate	216,006,810	36,236	(18,341,531)	(18,305,295)
iBonds Dec 2030 Term Corporate	150,771,889	18,763	(19,542,209)	(19,523,446)
iBonds Dec 2031 Term Corporate	80,437,778	662	(5,524,129)	(5,523,467)

8.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

112	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.

An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. Although vaccines have been developed and approved for use by various governments, the duration of this pandemic and its effects cannot be determined with certainty.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.

The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Funds may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a Fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates ceased to be published or no longer are representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

9.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 04/30/22		Year Ended 10/31/21
iShares ETF	Shares	Amount	Shares	Amount

iBonds Dec 2022 Term Corporate
Shares sold	3,500,000	$87,810,851	9,900,000	$252,129,326
Shares redeemed	(7,700,000)	(193,030,354)	(2,900,000)	(73,794,197)

Net increase (decrease)	(4,200,000)	$(105,219,503)	7,000,000	$178,335,129

N O T E S T O F I N A N C I A L S T A T E M E N T S	113

Notes to Financial Statements (unaudited) (continued)

	Six Months Ended 04/30/22		Year Ended 10/31/21

iShares ETF	Shares	Amount	Shares	Amount

iBonds Dec 2023 Term Corporate

Shares sold	6,350,000	$161,439,585	15,050,000	$393,034,180

Shares redeemed	(5,700,000)	(144,004,827)	(550,000)	(14,339,920)

Net increase	650,000	$17,434,758	14,500,000	$378,694,260

iBonds Dec 2024 Term Corporate

Shares sold	11,100,000	$282,196,843	18,950,000	$500,015,695

Shares redeemed	(1,250,000)	(31,118,610)	(550,000)	(14,464,413)

Net increase	9,850,000	$251,078,233	18,400,000	$485,551,282

iBonds Dec 2025 Term Corporate
Shares sold	6,050,000	$157,044,868	16,400,000	$442,892,667
Shares redeemed	(850,000)	(22,484,110)	(500,000)	(13,375,424)

Net increase	5,200,000	$134,560,758	15,900,000	$429,517,243

iBonds Dec 2026 Term Corporate

Shares sold	14,950,000	$375,313,973	14,100,000	$375,323,989

Shares redeemed	(600,000)	(14,505,454)	(1,900,000)	(50,383,548)

Net increase	14,350,000	$360,808,519	12,200,000	$324,940,441

iBonds Dec 2027 Term Corporate

Shares sold	9,250,000	$230,648,123	7,950,000	$215,513,155

Shares redeemed	(350,000)	(8,764,156)	(850,000)	(22,696,102)

Net increase	8,900,000	$221,883,967	7,100,000	$192,817,053

iBonds Dec 2028 Term Corporate

Shares sold	1,350,000	$36,126,592	3,850,000	$110,885,062

Shares redeemed	—	—	(300,000)	(8,465,539)

Net increase	1,350,000	$36,126,592	3,550,000	$102,419,523

iBonds Dec 2029 Term Corporate

Shares sold	2,600,000	$64,159,053	2,200,000	$58,517,144

Shares redeemed	(200,000)	(5,148,971)	—	—

Net increase	2,400,000	$59,010,082	2,200,000	$58,517,144

iBonds Dec 2030 Term Corporate

Shares sold	950,000	$22,857,034	4,150,000	$105,347,022

Shares redeemed	(950,000)	(20,932,504)	—	—

Net increase	—	$1,924,530	4,150,000	$105,347,022

	Six Months Ended 04/30/22		Period Ended 10/31/21

iShares ETF	Shares	Amount	Shares	Amount

iBonds Dec 2031 Term Corporate Shares sold	2,700,000	$60,663,442	650,000	$16,312,397

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.

10.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

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Statement Regarding Liquidity Risk Management Program (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares iBonds Dec 2022 Term Corporate ETF, iShares iBonds Dec 2023 Term Corporate ETF, iShares iBonds Dec 2024 Term Corporate ETF, iShares iBonds Dec 2025 Term Corporate ETF, iShares iBonds Dec 2026 Term Corporate ETF, iShares iBonds Dec 2027 Term Corporate ETF, iShares iBonds Dec 2028 Term Corporate ETF, iShares iBonds Dec 2029 Term Corporate ETF, iShares iBonds Dec 2030 Term Corporate ETF and iShares iBonds Dec 2031 Term Corporate ETF (the “Funds” or “ETFs”), each a series of the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.

The Board of Trustees (the “Board”) of the Trust, on behalf of the Funds, met on December 9, 2021 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2020 through September 30, 2021 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish each Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays and the imposition of capital controls in certain non-U.S. countries.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing each Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure, with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size (“RATS”). The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. While the ETFs generally do not engage in borrowing, certain of the ETFs have the flexibility to draw on a line of credit to meet redemption requests or facilitate settlements.

d)

The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs and reviewed any persistent deviations from long-term averages.

e)

The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.

As part of BlackRock’s continuous review of the effectiveness of the Program, the Committee made the following material changes to the Program: (1) updates to certain model components in the Program’s methodology; and (2) certain iShares Funds entered into a $800 million credit agreement with a group of lenders that replaced a previous liquidity facility. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

S T A T E M E N T R E G A R D I N G L I Q U I D I T Y R I S K M A N A G E M E N T P R O G R A M	115

Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

April 30, 2022

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date

iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital		Total Per Share

iBonds Dec 2022 Term Corporate	$0.176395	$0.037917	$—	$0.214312	82%	18%	—%		100%
iBonds Dec 2023 Term Corporate(a)	0.205513	0.062957	0.000402	0.268872	76	23	1		100
iBonds Dec 2024 Term Corporate(a)	0.221465	—	0.000605	0.222070	100	—	0	(b)	100
iBonds Dec 2025 Term Corporate(a)	0.236609	0.040828	0.000687	0.278124	85	15	0	(b)	100
iBonds Dec 2026 Term Corporate(a)	0.254149	—	0.001611	0.255760	99	—	1		100
iBonds Dec 2027 Term Corporate(a)	0.274877	—	0.002959	0.277836	99	—	1		100
iBonds Dec 2028 Term Corporate(a)	0.338836	—	0.001002	0.339838	100	—	0	(b)	100
iBonds Dec 2029 Term Corporate	0.300918	—	—	0.300918	100	—	—		100
iBonds Dec 2030 Term Corporate(a)	0.255412	—	0.001740	0.257152	99	—	1		100
iBonds Dec 2031 Term Corporate(a)	0.270921	—	0.006050	0.276971	98	—	2		100

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

(b)	Rounds to less than 1%.

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General Information

Electronic Delivery

Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

G E N E R A L I N F O R M A T I O N	117

Glossary of Terms Used in this Report

Portfolio Abbreviations - Fixed Income

SOFR	Secured Overnight Financing Rate

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Want to know more?

iShares.com     |     1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Bloomberg Index Services Limited, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2022 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-1012-0422

APRIL 30, 2022

2022 Semi-Annual Report (Unaudited)

iShares Trust

•  iShares iBonds Dec 2022 Term Muni Bond ETF | IBMK | NYSE Arca

•  iShares iBonds Dec 2023 Term Muni Bond ETF | IBML | Cboe BZX

•  iShares iBonds Dec 2024 Term Muni Bond ETF | IBMM | Cboe BZX

•  iShares iBonds Dec 2025 Term Muni Bond ETF | IBMN | Cboe BZX

•  iShares iBonds Dec 2026 Term Muni Bond ETF | IBMO | Cboe BZX

•  iShares iBonds Dec 2027 Term Muni Bond ETF | IBMP | Cboe BZX

•  iShares iBonds Dec 2028 Term Muni Bond ETF | IBMQ | Cboe BZX

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of April 30, 2022 saw the emergence of significant challenges that disrupted the economic recovery and strong financial markets which characterized 2021. The U.S. economy shrank in the first quarter of 2022, ending the run of robust growth which followed reopening and the development of the COVID-19 vaccines. Rapid changes in consumer spending led to supply constraints and elevated inflation, which reached a 40-year high. Moreover, while the foremost effect of Russia’s invasion of Ukraine has been a severe humanitarian crisis, the invasion has presented challenges for both investors and policymakers.

Equity prices were mixed but mostly down, as persistently high inflation drove investors’ expectations for higher interest rates, particularly weighing on relatively high valuation growth stocks and economically sensitive small-capitalization stocks. Overall, small-capitalization U.S. stocks declined, while large-capitalization U.S. stocks were nearly flat. Both emerging market stocks and international equities from developed markets fell significantly, pressured by rising interest rates and a strengthening U.S. dollar.

The 10-year U.S. Treasury yield (which is inversely related to bond prices) rose during the reporting period as increasing inflation drove investors’ expectations for higher interest rates. The corporate bond market also faced inflationary headwinds, and increasing uncertainty led to higher corporate bond spreads (the difference in yield between U.S. Treasuries and similarly-dated corporate bonds).

The U.S. Federal Reserve (the “Fed”), acknowledging that inflation is growing faster than expected, raised interest rates in March 2022, the first increase of this business cycle. Furthermore, the Fed wound down its bond-buying programs and raised the prospect of reversing the flow and reducing its balance sheet. Continued high inflation and the Fed’s new tone led many analysts to anticipate that the Fed will continue to raise interest rates multiple times throughout the year.

Looking ahead, however, the horrific war in Ukraine has significantly clouded the outlook for the global economy, leading to major volatility in energy and metal markets. Sanctions on Russia, Europe’s top energy supplier, and general wartime disruption are likely to drive already-high commodity prices even higher. We believe sharp increases in energy prices will exacerbate inflationary pressure while also constraining economic growth. Combating inflation without stifling a recovery, while buffering against ongoing supply and price shocks amid the ebb and flow of the pandemic, will be an especially challenging environment for setting effective monetary policy. Despite the likelihood of more rate increases on the horizon, we believe the Fed will err on the side of protecting employment, even at the expense of higher inflation.

In this environment, we favor an overweight to equities, as valuations have become more attractive and inflation-adjusted interest rates remain low. Sectors that are better poised to manage the transition to a lower-carbon world, such as technology and healthcare, are particularly attractive in the long term. We favor U.S. equities due to strong earnings momentum, while Japanese equities should benefit from supportive monetary and fiscal policy. We are underweight credit overall, but inflation-protected U.S. Treasuries, Asian fixed income, and emerging market local-currency bonds offer potential opportunities for additional yield. We believe that international diversification and a focus on sustainability and quality can help provide portfolio resilience.

Overall, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of April 30, 2022

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	(9.65)%	0.21%

U.S. small cap equities (Russell 2000® Index)	(18.38)	(16.87)

International equities (MSCI Europe, Australasia, Far East Index)	(11.80)	(8.15)

Emerging market equities (MSCI Emerging Markets Index)	(14.15)	(18.33)

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.07	0.08

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(10.29)	(8.86)

U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	(9.47)	(8.51)

Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	(7.90)	(7.88)

U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	(7.40)	(5.22)

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Fund Summary as of April 30, 2022	iShares® iBonds® Dec 2022 Term Muni Bond ETF

Investment Objective

The iShares iBonds Dec 2022 Term Muni Bond ETF (the “Fund”) seeks to track the investment results of an index composed of investment-grade U.S. municipal bonds maturing after December 31, 2021 and before December 2, 2022, as represented by the S&P AMT-Free Municipal Series Dec 2022 IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception

Fund NAV	(0.32)%	(0.38)%	1.43%	1.94%	(0.38)%	7.36%	13.65%
Fund Market	(0.30)	(0.36)	1.42	1.95	(0.36)	7.30	13.72
Index	(0.17)	(0.09)	1.65	2.05	(0.09)	8.54	14.45

The inception date of the Fund was 9/1/15. The first day of secondary market trading was 9/3/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (11/01/21)	Ending Account Value (04/30/22)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/21)	Ending Account Value (04/30/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 996.80	$ 0.89		$ 1,000.00	$ 1,023.90	$ 0.90		0.18%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

S&P Credit Rating*	Percent of Net Assets

AAA	31.5%
AA+	18.9
AA	15.3
AA-	10.9
A+	7.1
A	1.5
A-	0.8
BBB+	1.5
BBB	0.8
Not Rated	10.5
Short-Term and Other Assets	1.2

TEN LARGEST STATES

State(a)	Percent of Net Assets

California	13.9%
Texas	8.7
New York	7.9
Ohio	6.7
Washington	5.3
Massachusetts	4.7
Florida	4.5
Maryland	3.5
Virginia	3.3
Wisconsin	3.1

*

Credit quality ratings shown reflect the ratings assigned by S&P Global Ratings, a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

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Fund Summary as of April 30, 2022	iShares® iBonds® Dec 2023 Term Muni Bond ETF

Investment Objective

The iShares iBonds Dec 2023 Term Muni Bond ETF (the “Fund”) seeks to track the investment results of an index composed of investment-grade U.S. municipal bonds maturing after December 31, 2022 and before December 2, 2023, as represented by the S&P AMT-Free Municipal Series Dec 2023 IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception

Fund NAV	(1.98)%	(2.09)%	1.56%	1.68%	(2.09)%	8.07%	8.81%
Fund Market	(1.86)	(1.93)	1.60	1.71	(1.93)	8.24	8.93
Index	(1.84)	(1.81)	1.75	1.81	(1.81)	9.04	9.47

The inception date of the Fund was 4/11/17. The first day of secondary market trading was 4/13/17.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (11/01/21)	Ending Account Value (04/30/22)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/21)	Ending Account Value (04/30/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 980.20	$ 0.88		$ 1,000.00	$ 1,023.90	$ 0.90		0.18%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

S&P Credit Rating*	Percent of Net Assets

AAA	31.3%
AA+	21.5
AA	16.3
AA-	9.9
A+	5.8
A	1.5
A-	1.0
BBB+	1.7
BBB	1.4
Not Rated	7.9
Short-Term and Other Assets	1.7

TEN LARGEST STATES

State(a)	Percent of Net Assets

California	11.4%
Texas	10.7
New York	9.3
Washington	5.5
Virginia	4.5
Maryland	4.0
Florida	3.9
Wisconsin	3.7
Ohio	3.4
Nevada	2.9

*

Credit quality ratings shown reflect the ratings assigned by S&P Global Ratings, a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

F U N D S U M M A R Y	5

Fund Summary as of April 30, 2022	iShares® iBonds® Dec 2024 Term Muni Bond ETF

Investment Objective

The iShares iBonds Dec 2024 Term Muni Bond ETF (the “Fund”) seeks to track the investment results of an index composed of investment-grade U.S. municipal bonds maturing after December 31, 2023 and before December 2, 2024, as represented by the S&P AMT-Free Municipal Series Dec 2024 IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns

	6 Months	1 Year	Since Inception	1 Year	Since Inception

Fund NAV	(3.90)%	(4.06)%	2.07%	(4.06)%	8.80%
Fund Market	(3.85)	(3.95)	2.09	(3.95)	8.89
Index	(3.85)	(3.84)	2.16	(3.84)	9.20

The inception date of the Fund was 3/20/18. The first day of secondary market trading was 3/22/18.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (11/01/21)	Ending Account Value (04/30/22)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/21)	Ending Account Value (04/30/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 961.00	$ 0.88		$ 1,000.00	$ 1,023.90	$ 0.90		0.18%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

S&P Credit Rating*	Percent of Net Assets

AAA	30.9%
AA+	21.1
AA	14.9
AA-	10.4
A+	6.1
A	2.5
A-	0.6
BBB+	2.1
BBB	0.8
Not Rated	8.9
Short-Term and Other Assets	1.7

TEN LARGEST STATES

State(a)	Percent of Net Assets

California	11.9%
Texas	11.0
New York	9.1
Washington	5.7
Virginia	4.5
Maryland	4.3
Florida	3.7
Ohio	3.4
Massachusetts	3.0
Arizona	2.8

*

Credit quality ratings shown reflect the ratings assigned by S&P Global Ratings, a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

6	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of April 30, 2022	iShares® iBonds® Dec 2025 Term Muni Bond ETF

Investment Objective

The iShares iBonds Dec 2025 Term Muni Bond ETF (the “Fund”) seeks to track the investment results of an index composed of investment-grade U.S. municipal bonds maturing after December 31, 2024 and before December 2, 2025, as represented by the S&P AMT-Free Municipal Series Dec 2025 IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns

	6 Months	1 Year	Since Inception	1 Year	Since Inception

Fund NAV	(5.42)%	(5.64)%	2.58%	(5.64)%	9.22%
Fund Market	(5.41)	(5.53)	2.60	(5.53)	9.31
Index	(5.35)	(5.37)	2.43	(5.37)	8.66

The inception date of the Fund was 11/13/18. The first day of secondary market trading was 11/15/18.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (11/01/21)	Ending Account Value (04/30/22)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/21)	Ending Account Value (04/30/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 945.80	$ 0.87		$ 1,000.00	$ 1,023.90	$ 0.90		0.18%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

S&P Credit Rating*	Percent of Net Assets

AAA	30.8%
AA+	21.6
AA	15.5
AA-	11.6
A+	5.9
A	1.9
A-	1.1
BBB+	1.5
BBB	1.2
Not Rated	7.3
Short-Term and Other Assets	1.6

TEN LARGEST STATES

State(a)	Percent of Net Assets

California	14.5%
Texas	10.2
New York	8.4
Washington	5.2
Virginia	4.0
Maryland	4.0
Florida	3.9
Massachusetts	3.6
Illinois	3.4
Ohio	3.2

*

Credit quality ratings shown reflect the ratings assigned by S&P Global Ratings, a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

F U N D S U M M A R Y	7

Fund Summary as of April 30, 2022	iShares® iBonds® Dec 2026 Term Muni Bond ETF

Investment Objective

The iShares iBonds Dec 2026 Term Muni Bond ETF (the “Fund”) seeks to track the investment results of an index composed of investment-grade U.S. municipal bonds expected to mature or be redeemed before December 2, 2026, as represented by the S&P AMT-Free Municipal Series Callable-Adjusted Dec 2026 IndexTM (the “Index”).The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns

	6 Months	1 Year	Since Inception	1 Year	Since Inception

Fund NAV	(6.31)%	(6.56)%	0.95%	(6.56)%	2.94%
Fund Market	(6.36)	(6.58)	0.98	(6.58)	3.03
Index	(6.27)	(6.32)	1.06	(6.32)	3.30

The inception date of the Fund was 4/2/19. The first day of secondary market trading was 4/4/19.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (11/01/21)	Ending Account Value (04/30/22)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/21)	Ending Account Value (04/30/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 936.90	$ 0.86		$ 1,000.00	$ 1,023.90	$ 0.90		0.18%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

S&P Credit Rating*	Percent of Net Assets

AAA	29.3%
AA+	22.1
AA	14.7
AA-	12.4
A+	6.3
A	2.8
A-	0.8
BBB+	2.0
BBB	0.9
Not Rated	7.2
Short-Term and Other Assets	1.5

TEN LARGEST STATES

State(a)	Percent of Net Assets

California	14.9%
Texas	10.5
New York	10.4
Washington	4.5
Virginia	4.2
Maryland	3.9
Massachusetts	3.6
Florida	3.5
Ohio	3.0
Tennessee	2.7

*

Credit quality ratings shown reflect the ratings assigned by S&P Global Ratings, a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

8	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of April 30, 2022	iShares® iBonds® Dec 2027 Term Muni Bond ETF

Investment Objective

The iShares iBonds Dec 2027 Term Muni Bond ETF (the “Fund”) seeks to track the investment results of an index composed of investment-grade U.S. municipal bonds expected to mature or be redeemed before December 2, 2027, as represented by the S&P AMT-Free Municipal Series Callable-Adjusted Dec 2027 IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns

	6 Months	1 Year	Since Inception	1 Year	Since Inception

Fund NAV	(7.14)%	(7.40)%	0.89%	(7.40)%	2.75%
Fund Market	(7.24)	(7.40)	0.93	(7.40)	2.86
Index	(7.17)	(7.27)	1.03	(7.27)	3.20

The inception date of the Fund was 4/9/19. The first day of secondary market trading was 4/11/19.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (11/01/21)	Ending Account Value (04/30/22)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/21)	Ending Account Value (04/30/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 928.60	$ 0.86		$ 1,000.00	$ 1,023.90	$ 0.90		0.18%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

S&P Credit Rating*	Percent of Net Assets

AAA	25.6%
AA+	21.8
AA	14.6
AA-	16.1
A+	4.4
A	2.1
A-	1.0
BBB+	1.2
BBB	1.7
Not Rated	9.4
Short-Term and Other Assets	2.1

TEN LARGEST STATES

State(a)	Percent of Net Assets

California	13.9%
New York	11.4
Texas	8.8
Washington	5.0
Maryland	4.2
Illinois	3.6
Virginia	3.4
Florida	3.3
Tennessee	3.1
Ohio	2.7

*

Credit quality ratings shown reflect the ratings assigned by S&P Global Ratings, a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

F U N D S U M M A R Y	9

Fund Summary as of April 30, 2022	iShares® iBonds® Dec 2028 Term Muni Bond ETF

Investment Objective

The iShares iBonds Dec 2028 Term Muni Bond ETF (the “Fund”) seeks to track the investment results of an index composed of investment-grade U.S. municipal bonds expected to mature or be redeemed before December 2, 2028, as represented by the S&P AMT-Free Municipal Series Callable-Adjusted Dec 2028 IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns

	6 Months	1 Year	Since Inception	1 Year	Since Inception

Fund NAV	(8.02)%	(8.39)%	0.89%	(8.39)%	2.73%
Fund Market	(8.10)	(8.46)	0.91	(8.46)	2.79
Index	(8.07)	(8.24)	0.90	(8.24)	2.74

The inception date of the Fund was 4/16/19. The first day of secondary market trading was 4/18/19.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (11/01/21)	Ending Account Value (04/30/22)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/21)	Ending Account Value (04/30/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 919.80	$ 0.86		$ 1,000.00	$ 1,023.90	$ 0.90		0.18%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

S&P Credit Rating*	Percent of Net Assets

AAA	29.9%
AA+	20.6
AA	15.2
AA-	12.7
A+	4.7
A	2.2
A-	0.8
BBB+	1.7
BBB	1.5
Not Rated	9.3
Short-Term and Other Assets	1.4

TEN LARGEST STATES

State(a)	Percent of Net Assets

California	12.7%
Texas	11.8
New York	11.1
Maryland	5.2
Washington	5.2
Florida	4.4
Virginia	4.0
Ohio	3.2
Nevada	2.5
Illinois	2.5

*

Credit quality ratings shown reflect the ratings assigned by S&P Global Ratings, a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

10	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2) ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.

The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in a Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

A B O U T F U N D P E R F O R M A N C E / S H A R E H O L D E R E X P E N S E S	11

Schedule of Investments (unaudited) April 30, 2022	iShares® iBonds® Dec 2022 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Debt Obligations

Alabama — 1.0%
Alabama Federal Aid Highway Finance Authority RB
4.00%, 09/01/22	$375	$378,062
5.00%, 09/01/22	100	101,142
5.00%, 09/01/23 (PR 09/01/22)	150	151,713
Series A, 5.00%, 09/01/22	250	252,855
Alabama Public School & College Authority RB, Series B, 5.00%, 05/01/22	410	410,000
Alabama Public School and College Authority RB, Series A, 5.00%, 11/01/22	1,610	1,636,838
City of Huntsville AL GOL, Series C, 5.00%, 11/01/22	170	172,910
City of Huntsville AL Water Revenue RB, 5.00%, 11/01/22	180	183,081
State of Alabama GO, Series A, 5.00%, 08/01/22	790	797,010

		4,083,611

Alaska — 0.1%
Municipality of Anchorage AK GO, Series B, 5.00%, 09/01/22	255	257,980

Arizona — 3.0%
Arizona Board of Regents COP
Series A, 5.00%, 06/01/22	140	140,413
Series B, 5.00%, 06/01/22	75	75,221
Series C, 5.00%, 06/01/22	140	140,396
Arizona Department of Transportation State Highway Fund Revenue RB
Series A, 5.00%, 07/01/22	745	749,429
Series A, 5.00%, 07/01/27 (PR 07/01/22)	415	417,474
Series A, 5.00%, 07/01/34 (PR 07/01/22)	1,100	1,106,575
Arizona State University RB
Series A, 5.00%, 07/01/22	325	326,980
Series B, 5.00%, 07/01/22	100	100,609
Arizona Transportation Board RB, 5.00%, 07/01/22	540	543,209
Arizona Water Infrastructure Finance Authority RB
Series A, 5.00%, 10/01/22	435	441,371
Series A, 5.00%, 10/01/22 (ETM)	125	126,727
City of Chandler AZ GOL, 4.00%, 07/01/22	120	120,537
City of Chandler AZ RB, 5.00%, 07/01/22	140	140,851
City of Mesa AZ RB, 5.00%, 07/01/22	250	251,503
City of Phoenix AZ GO, 4.00%, 07/01/22	200	200,895
City of Phoenix AZ GOL, Series C, 4.00%, 07/01/22	525	527,349
City of Phoenix Civic Improvement Corp. RB
5.00%, 07/01/22	1,065	1,071,419
5.50%, 07/01/22 (NPFGC)	200	201,379
Series A, 5.00%, 07/01/22	265	266,615
Series B, 5.00%, 07/01/22	760	764,630
City of Scottsdale AZ GO, Series B, 5.00%, 07/01/22	215	216,313
City of Tempe AZ GOL
Series B, 4.50%, 07/01/22	55	55,292
Series C, 4.00%, 07/01/22	105	105,473
City of Tucson AZ Water System Revenue RB
5.00%, 07/01/22	140	140,855
Series A, 5.00%, 07/01/22	45	45,275
County of Pima AZ GOL, 4.00%, 07/01/22	145	145,649
County of Pima AZ RB, 5.00%, 07/01/22	300	301,823
Gilbert Water Resource Municipal Property Corp. RB, 5.00%, 07/01/22	155	155,949
Maricopa County Community College District GO, 5.00%, 07/01/22	445	447,719
Maricopa County High School District No. 210-Phoenix GO, Series E, 5.00%, 07/01/22	50	50,304

Security	Par (000)	Value

Arizona (continued)
Maricopa County High School District No. 210-Phoenix GOL, 5.00%, 07/01/22	$540	$543,281
Pima County Regional Transportation Authority RB, 5.00%, 06/01/22	100	100,302
Salt River Project Agricultural Improvement & Power District RB, Series A, 5.00%, 12/01/22	200	203,625
Scottsdale Municipal Property Corp. RB, 5.00%, 07/01/22	330	332,022
State of Arizona COP, 5.00%, 09/01/22	665	672,660
University of Arizona (The) RB
5.00%, 06/01/22	255	255,768
Series A, 5.00%, 06/01/22	100	100,302

		11,586,194

Arkansas — 0.3%
State of Arkansas GO
3.00%, 10/01/22	275	276,748
5.00%, 10/01/22	640	649,293
University of Arkansas RB, Series A, 5.00%, 11/01/22	135	137,284

		1,063,325

California — 13.9%
Acalanes Union High School District GO, 5.00%, 08/01/22	210	211,916
Alameda Corridor Transportation Authority RB, Series A, 5.00%, 10/01/22	185	187,555
Alameda Unified School District-Alameda County/CA GO, Series A, 0.00%, 08/01/22 (AGM)(a)	260	259,094
Bay Area Toll Authority RB, VRDN,0.35%, 04/01/47 (Put 05/06/22)(b)	1,800	1,800,000
Benicia Unified School District GO, Series A, 0.00%, 08/01/22 (NPFGC)(a)	25	24,905
Berkeley Unified School District/CA GO, 5.00%, 08/01/22	375	378,356
Beverly Hills Unified School District CA GO, 0.00%, 08/01/22(a)	60	59,792
Burbank Unified School District GO, Series C, 0.00%, 08/01/22 (NPFGC)(a)	90	89,627
California Educational Facilities Authority RB, VRDN,0.40%, 10/01/36 (Put 05/06/22)(b)	1,500	1,500,000
California Health Facilities Financing Authority RB
Series A, 5.00%, 10/01/22	165	167,348
Series C, VRDN,5.00%, 08/01/31 (Put 11/01/22)(b)	355	360,617
California Infrastructure & Economic Development Bank RB
5.00%, 07/01/22	100	100,598
Series A, 5.00%, 10/01/22	320	324,633
California State Public Works Board RB
Series A, 5.00%, 06/01/22	300	300,902
Series B, 5.00%, 10/01/22	430	436,244
Series C, 5.00%, 11/01/22	135	137,304
Series D, 5.00%, 09/01/22	560	566,618
Series D, 5.00%, 09/01/37 (PR 09/01/22)	200	202,357
Series F, 5.00%, 05/01/22	260	260,000
Series G, 5.00%, 05/01/22	125	125,000
Series G, 5.00%, 11/01/22	95	96,617
Series H, 5.00%, 12/01/22	860	876,740
California State University RB
Series A, 3.00%, 11/01/22	200	201,560
Series A, 5.00%, 11/01/22	1,060	1,078,675
Series C, 5.00%, 11/01/22 (AGM)	30	30,529
California Statewide Communities Development Authority RB
5.00%, 05/15/22	50	50,046
Series A, 5.00%, 05/15/22	100	100,091

12	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® iBonds® Dec 2022 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Carlsbad Unified School District GO, 0.00%, 05/01/22 (NPFGC)(a)	$100	$100,000
Chabot-Las Positas Community College District GO, 5.00%, 08/01/22	225	227,030
City & County of San Francisco CA COP, Series R-1, 5.00%, 09/01/22	75	75,911
City & County of San Francisco CA GO, Series R-1, 5.00%, 06/15/22	165	165,745
City of Foster City CA GO, 4.00%, 08/01/22	150	151,004
City of Los Angeles CA GO, 5.00%, 09/01/22	1,135	1,148,489
City of Los Angeles CA Wastewater System Revenue RB
Series B, 4.00%, 06/01/22	435	435,978
Series C, 5.00%, 06/01/22	60	60,181
City of Los Angeles Department of Airports RB
Series B, 5.00%, 05/15/22	50	50,062
Series C, 5.00%, 05/15/22	80	80,100
City of Riverside CA Sewer Revenue RB, Series A, 5.00%, 08/01/22	220	221,996
City of Sacramento CA Water Revenue RB, 5.00%, 09/01/22	80	80,983
City of San Francisco CA Public Utilities Commission Water Revenue RB
4.00%, 11/01/22	50	50,625
5.00%, 11/01/22	295	300,138
City of Santa Clara CA Electric Revenue RB, Series A, 5.00%, 07/01/22	135	135,803
Contra Costa Water District RB
5.00%, 10/01/22	125	126,820
Series T, 4.00%, 10/01/22	400	404,192
Corona-Norco Unified School District GO, Series C, 0.00%, 08/01/22 (AGM)(a)	100	99,610
County of Los Angeles CA COP, 5.00%, 09/01/22	130	131,489
County of Santa Clara CA GO, Series B, 5.00%, 08/01/22	40	40,364
Desert Community College District GO, 4.00%, 08/01/22	100	100,674
Dublin Unified School District GO, 5.00%, 08/01/22	200	201,815
East Bay Municipal Utility District Water System Revenue RB, Series B, 5.00%, 06/01/22	100	100,300
East Bay Regional Park District GO, Serise A, 4.00%, 09/01/22	100	100,863
East Side Union High School District GO, 5.00%, 08/01/22	140	141,277
El Camino Community College District Foundation (The) GO, 5.00%, 08/01/22	150	151,368
Encinitas Union School District/CA GO, 0.00%, 08/01/22(a)	60	59,784
Evergreen School District GO, 5.00%, 09/01/22	100	101,195
Foothill-De Anza Community College District GO, 5.00%, 08/01/22	70	70,632
Fullerton School District GO, Series A, 0.00%, 08/01/22 (NPFGC)(a)	80	79,692
Healdsburg Unified School District GO, Series A, 0.00%, 08/01/22(a)	80	79,702
Las Virgenes Unified School District GO
0.00%, 11/01/22 (AGM)(a)	55	54,493
Series D, 0.00%, 09/01/22 (NPFGC)(a)	100	99,441
Los Altos Elementary School District GO, 4.00%, 08/01/22	25	25,167
Los Angeles Community College District/CA GO
Series A, 5.00%, 08/01/22	130	131,212
Series G, 4.00%, 08/01/22	100	100,689
Series G, 5.00%, 08/01/22	125	126,165
Los Angeles County Metropolitan Transportation Authority RB
Series A, 5.00%, 06/01/22	50	50,153
Series A, 5.00%, 07/01/22	825	830,094

Security	Par (000)	Value

California (continued)
Series B, 5.00%, 07/01/22	$1,220	$1,227,533
Serise A, 5.00%, 07/01/22	125	125,772
Los Angeles County Public Works Financing Authority RB, Series D, 5.00%, 12/01/22	50	50,976
Los Angeles County Redevelopment Refunding Authority TA, Series C, 5.00%, 12/01/22	25	25,446
Los Angeles Department of Water & Power Power System Revenue RB, Series A, 5.00%, 07/01/22	320	321,955
Los Angeles Department of Water & Power System Revenue RB
Series A, 4.00%, 07/01/22	90	90,406
Series A, 5.00%, 07/01/22	330	332,016
Series B, 5.00%, 07/01/22	220	221,344
Series C, 4.00%, 07/01/22	45	45,203
Los Angeles Unified School District/CA GO
5.00%, 07/01/22	460	462,818
Series A, 5.00%, 07/01/22	975	980,973
Series B, 5.00%, 07/01/22	455	457,787
Series B-1, 5.00%, 07/01/22	285	286,746
Series C, 5.00%, 07/01/22	205	206,256
Serise A, 5.00%, 07/01/22	80	80,490
Manhattan Beach Unified School District GO, Series B, 0.00%, 09/01/22 (NPFGC)(a)	25	24,884
Metropolitan Water District of Southern California RB, Series A, 5.00%, 07/01/22	350	352,109
Milpitas Redevelopment Agency Successor Agency TA, 5.00%, 09/01/22	155	156,662
Modesto Irrigation District RB, 5.00%, 10/01/22	800	811,649
Monterey Peninsula Community College District GO, 0.00%, 08/01/22(a)	110	109,614
Morgan Hill Redevelopment Agency Successor Agency TA, Series A, 5.00%, 09/01/22	50	50,581
Mount Diablo Unified School District/CA GO, Series A, 0.00%, 08/01/22 (AGM)(a)	160	159,392
Municipal Improvement Corp. of Los Angeles RB, Series B, 5.00%, 11/01/22	185	188,195
New Haven Unified School District GO, 0.00%, 08/01/22 (AGM)(a)	50	49,800
Orange County Water District RB, Series C, 5.00%, 08/15/22	100	101,046
Oxnard Financing Authority RB, 5.00%, 06/01/22	20	20,059
Poway Redevelopment Agency Successor Agency TA, Series A, 5.00%, 06/15/22	25	25,110
Poway Unified School District GO, 5.00%, 08/01/22	15	15,136
Redwood City Elementary School District/CA GO, 0.00%, 08/01/22 (NPFGC)(a)	40	39,822
Sacramento County Sanitation Districts Financing Authority RB
Series A, 5.00%, 12/01/22	325	331,554
Series A, 5.25%, 12/01/22 (NPFGC)	145	148,132
Sacramento Municipal Utility District RB
5.00%, 07/01/22	60	60,369
5.00%, 08/15/22	160	161,664
Series D, 5.00%, 08/15/22	50	50,520
Series F, 5.00%, 08/15/22	250	252,600
San Diego County Regional Transportation Commission RB
VRDN,0.38%, 04/01/38 (Put 05/06/22)(b)	5,100	5,099,999
Series A, 5.00%, 10/01/22	1,500	1,521,218
San Diego County Water Authority Financing Corp. RB, 5.00%, 05/01/22	340	340,000
San Diego Regional Building Authority RB, Series A, 5.00%, 10/15/22	260	264,134

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® iBonds® Dec 2022 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
San Diego Unified School District/CA GO 3.00%, 07/01/22	$100	$100,276
Series A, 0.00%, 07/01/22 (NPFGC)(a)	480	479,027
Series D-1, 5.50%, 07/01/22 (NPFGC)	200	201,352
Series D-2, 5.00%, 07/01/22	435	437,593
Series H-2, 5.00%, 07/01/22	175	176,043
San Francisco Bay Area Rapid Transit District Sales Tax Revenue RB, Series A, 5.00%, 07/01/22	75	75,461
San Francisco City & County Airport Commission San Francisco International Airport RB
VRDN,0.38%, 05/01/58 (Put 05/06/22)(b)	2,700	2,700,000
Series A, 5.00%, 05/01/22	125	125,000
Series D, 5.00%, 05/01/22	250	250,000
San Joaquin Delta Community College District GO, Series A, 5.00%, 08/01/22	115	116,043
San Jose Evergreen Community College District GO
5.00%, 09/01/22	200	202,384
Serise B, 4.00%, 09/01/22	100	100,866
San Jose Financing Authority RB, Series A, 5.00%, 06/01/22	50	50,150
San Juan Unified School District GO, 0.00%, 08/01/22 (AGM)(a)	125	124,589
San Mateo County Community College District GO
4.00%, 09/01/22	30	30,261
Series A, 0.00%, 09/01/22 (NPFGC)(a)	175	174,191
San Rafael City High School District/CA GO, Series B, 0.00%, 08/01/22 (NPFGC)(a)	100	99,620
San Rafael Redevelopment Agency TA, 0.00%, 12/01/22 (AMBAC)(a)	75	74,181
San Ramon Valley Unified School District/CA GO
4.00%, 08/01/22	110	110,742
5.00%, 08/01/22	110	111,009
Santa Ana Unified School District GO, Series B, 0.00%, 08/01/22 (NPFGC)(a)	40	39,834
Santa Clara County Financing Authority RB, Series A, 5.00%, 11/15/22	515	524,479
Santa Clara Valley Water District COP, Series C, 5.00%, 06/01/22	125	125,374
Santa Monica Community College District GO
Series A, 5.00%, 08/01/22	100	100,915
Series E, 0.00%, 08/01/22(a)	50	49,809
Santa Monica-Malibu Unified School District, Series E, 4.00%, 08/01/22	275	276,875
Santa Monica-Malibu Unified School District GO, 0.00%, 08/01/22 (NPFGC)(a)	55	54,803
Saratoga Union School District GO, Series A, 0.00%, 09/01/22 (NPFGC)(a)	170	169,104
Sierra Joint Community College District School Facilities District No. 2 GO, Series B, 0.00%, 08/01/22 (NPFGC)(a)	50	49,815
Sonoma County Junior College District GO, 5.00%, 08/01/22	115	116,041
Southern California Public Power Authority RB, Series A, 5.00%, 07/01/22	115	115,689
State of California Department of Water Resources Power Supply Revenue RB
Series O, 4.00%, 05/01/22	135	135,000
Series O, 5.00%, 05/01/22	525	525,000
State of California Department of Water Resources RB
Series AM, 5.00%, 12/01/22	430	438,471
Series AR, 5.00%, 12/01/22	65	66,280
Series AS, 5.00%, 12/01/22	75	76,477
Series AW, 5.00%, 12/01/22	505	514,948

Security	Par (000)	Value

California (continued)
Series AX, 5.00%, 12/01/22	$100	$101,970
Series BB, 5.00%, 12/01/22	215	219,235
State of California GO
3.00%, 10/01/22	140	140,919
4.00%, 09/01/22	345	348,138
4.00%, 10/01/22	125	126,331
4.00%, 12/01/22	645	654,055
5.00%, 05/01/22	435	435,000
5.00%, 08/01/22	300	302,827
5.00%, 09/01/22	2,950	2,986,445
5.00%, 10/01/22	1,035	1,050,249
5.00%, 11/01/22	310	315,370
5.00%, 12/01/22	1,745	1,779,493
5.25%, 09/01/22	115	116,514
5.25%, 10/01/22	590	599,294
Series A, 5.00%, 09/01/22	285	288,521
Series A, 5.00%, 10/01/22	445	451,556
Series B, 5.00%, 08/01/22	480	484,523
Series B, 5.00%, 09/01/22	1,200	1,214,825
Torrance Unified School District GO, 5.00%, 08/01/22	40	40,365
University of California RB
Series AO, 4.00%, 05/15/22	20	20,019
Series AO, 5.00%, 05/15/22	245	245,317
Series AR, 4.00%, 05/15/22	75	75,072
Series G, 5.00%, 05/15/22	140	140,181
Ventura County Community College District GO
5.00%, 08/01/22	105	105,958
Series C, 0.00%, 08/01/22(a)	250	249,013
West Valley-Mission Community College District GO, Series A, 4.00%, 08/01/22	175	176,171
William S Hart Union High School District GO, Series B, 0.00%, 09/01/22 (AGM)(a)	25	24,866

		53,678,259

Colorado — 1.6%
City & County of Denver CO Airport System Revenue RB, Series B, 5.00%, 11/15/22	325	330,475
City & County of Denver CO RB, Series A, 5.00%, 08/01/22	120	121,059
City & County of Denver Co. GO, Series A, 5.00%, 08/01/22	100	100,860
City of Colorado Springs CO Utilities System Revenue RB, Series A, 5.00%, 11/15/22	190	193,528
City of Colorado Springs Co. Utilities System Revenue RB, VRDN,0.42%, 11/01/41 (Put 05/06/22)(b)	2,145	2,145,000
Denver City & County School District No. 1 GO
4.00%, 12/01/22 (SAW)	100	101,403
Series B, 4.00%, 12/01/22 (SAW)	275	278,858
Series B, 4.00%, 12/01/28 (PR 12/01/22) (SAW)	1,100	1,114,986
Series B, 5.00%, 12/01/25 (PR 12/01/22) (SAW)	225	229,354
Series B, 5.00%, 12/01/26 (PR 12/01/22) (SAW)	480	489,287
Series B, 5.00%, 12/01/31 (PR 12/01/22) (SAW)	465	473,997
E-470 Public Highway Authority RB, Series B, 0.00%, 09/01/22 (NPFGC)(a)	90	89,549
Summit County School District No. Re-1 Summit GO, 5.00%, 12/01/22 (SAW)	75	76,469
University of Colorado RB
Serise A-1, 4.00%, 06/01/22	120	120,267
Serise A-1, 4.00%, 06/01/22 (ETM)	100	100,218
Serise B, 5.00%, 06/01/22	175	175,524
Serise B, 5.00%, 06/01/22 (ETM)	5	5,015

		6,145,849

14	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® iBonds® Dec 2022 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Connecticut — 1.4%
City of Stamford CT GO, Series B, 5.00%, 07/01/22	$195	$196,191
Connecticut State Health & Educational Facilities Authority RB
Series A-1, VRDN,5.00%, 07/01/42 (Put 07/01/22)(b)	645	648,728
Series A-2, VRDN,5.00%, 07/01/42 (Put 07/01/22)(b)	350	352,023
Series E, 5.00%, 07/01/22	150	150,911
State of Connecticut GO
5.00%, 11/15/22	150	152,745
Series A, 5.00%, 10/15/22	570	579,012
Series C, 5.00%, 06/01/22	130	130,391
Series C, 5.00%, 06/15/22	90	90,401
Series D, 5.00%, 06/15/22	20	20,089
Series D, 5.00%, 08/15/22	240	242,495
Series E, 5.00%, 08/15/22	175	176,820
Series E, 5.00%, 10/15/22	670	680,593
Series F, 4.00%, 11/15/22	675	683,781
Series F, 5.00%, 11/15/22	130	132,379
Serise F, 5.00%, 09/15/22	300	303,948
State of Connecticut Special Tax Revenue RB
Series A, 5.00%, 08/01/22	130	131,128
Series A, 5.00%, 09/01/22	465	470,279
Series A, 5.00%, 10/01/22	210	212,927
Series B, 5.00%, 08/01/22	135	136,171
University of Connecticut RB, Series A, 5.00%, 08/15/22	125	126,210

		5,617,222

Delaware — 0.5%
City of Wilmington DE GO, 4.00%, 06/01/22	115	115,254
Delaware Transportation Authority RB
5.00%, 06/01/22	345	346,009
5.00%, 07/01/22	865	870,270
State of Delaware GO
Series A, 5.00%, 10/01/22	300	304,381
Series B, 5.00%, 07/01/22	275	276,680
University of Delaware RB, Series A, 5.00%, 11/01/22	105	106,756

		2,019,350

District of Columbia — 1.5%
District of Columbia GO
Series A, 5.00%, 06/01/22	1,050	1,053,130
Series A, 5.00%, 10/15/22	225	228,506
Series B, 5.00%, 06/01/22	100	100,298
Series D, 5.00%, 06/01/22	125	125,373
Series E, 5.00%, 06/01/22	155	155,462
District of Columbia RB
5.00%, 07/15/22	75	75,517
Series A, 4.00%, 12/01/22	195	197,747
Series A, 5.00%, 12/01/22	515	525,205
Series C, 4.00%, 12/01/22	150	152,114
Series C, 5.00%, 10/01/22	125	126,846
Series C, 5.00%, 12/01/22	1,570	1,601,112
District of Columbia Water & Sewer Authority RB
Series A, 5.00%, 10/01/22	265	268,859
Series C, 5.00%, 10/01/22	415	421,043
Metropolitan Washington Airports Authority Aviation Revenue RB, Series C, 5.00%, 10/01/22	505	511,849
Washington Metropolitan Area Transit Authority RB, Series B, 5.00%, 07/01/22	125	125,756

		5,668,817

Florida — 4.5%
Board of Governors State University System of Florida RB, Series A, 5.00%, 07/01/22	50	50,302

Security	Par (000)	Value

Florida (continued)
Broward County FL Water & Sewer Utility Revenue RB, Series B, 5.00%, 10/01/22	$405	$410,914
Central Florida Expressway Authority RB, Series B, 4.00%, 07/01/22	55	55,247
City of Jacksonville FL RB
5.00%, 10/01/22	330	334,830
Series A, 4.00%, 10/01/22	50	50,505
Series A, 5.00%, 10/01/22	100	101,377
Series C, 5.00%, 10/01/22	100	101,377
City of Tallahassee FL Energy System Revenue RB, 5.00%, 10/01/22	70	71,022
City of Tampa FL RB
5.00%, 10/01/22	230	233,330
Series A, 5.00%, 10/01/22	140	142,027
Series B, 5.00%, 10/01/22	75	76,086
County of Broward FL Airport System Revenue RB
Series C, 5.00%, 10/01/22	245	248,272
Series P-2, 5.00%, 10/01/22	170	172,270
Series Q-1, 5.00%, 10/01/22	50	50,668
County of Hillsborough FL Community Investment Tax Revenue RB, 5.00%, 11/01/22	160	162,691
County of Lee FL Transportation Facilities Revenue RB, 5.00%, 10/01/22 (AGM)	100	101,398
County of Miami-Dade FL Aviation Revenue RB, Series B, 5.00%, 10/01/22	575	582,440
County of Miami-Dade FL GO, 5.00%, 07/01/22	140	140,846
County of Miami-Dade FL RB, Series A, 5.00%, 10/01/22	135	136,932
County of Miami-Dade FL Transit System RB, 5.00%, 07/01/22	300	301,738
County of Miami-Dade FL Water & Sewer System Revenue RB
5.00%, 10/01/22	235	238,314
Series A, 4.38%, 10/01/22 (AGM)	100	101,180
Series B, 5.25%, 10/01/22 (AGM)	525	533,071
County of Palm Beach FL RB
5.00%, 05/01/22	60	60,000
5.00%, 06/01/22	100	100,300
5.00%, 11/01/22	45	45,773
Series A, 5.00%, 11/01/22	50	50,858
County of Palm Beach FL Water & Sewer Revenue RB, 4.00%, 10/01/22	30	30,314
County of Pasco FL Water & Sewer Revenue RB, Series A, 5.00%, 10/01/22	80	81,152
County of Sarasota FL RB, 5.00%, 10/01/22	55	55,769
Florida Department of Environmental Protection RB
Series A, 5.00%, 07/01/22	1,075	1,081,568
Serise A, 5.00%, 07/01/22	150	150,916
Florida Department of Management Services COP, Series A, 5.00%, 08/01/22	295	297,662
Florida Municipal Power Agency RB, Series A, 5.00%, 10/01/22	325	329,611
Florida State University Housing Facility Revenue RB, Series A, 5.00%, 05/01/22	250	250,000
Florida’s Turnpike Enterprise RB
Series A, 5.00%, 07/01/22	715	719,157
Series B, 5.00%, 07/01/22	540	543,139
Series C, 5.00%, 07/01/22	200	201,163
Jacksonville Transportation Authority RB, 5.00%, 08/01/22	230	232,035
JEA Electric System Revenue RB, Series A, 5.00%, 10/01/22	80	81,148
JEA Water & Sewer System Revenue RB, Series A, 5.00%, 10/01/22	140	141,992

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® iBonds® Dec 2022 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
Miami-Dade County Expressway Authority RB
Series A, 5.00%, 07/01/22	$80	$80,418
Series B, 5.00%, 07/01/22	265	266,384
Orange County School Board COP, Series D, 5.00%, 08/01/22	290	292,595
Orlando Utilities Commission RB
Series A, 5.00%, 10/01/22	340	344,965
Series C, 4.00%, 10/01/22	175	176,841
Series C, 5.00%, 10/01/22	255	258,724
Series C, 5.25%, 10/01/22	130	132,031
Orlando-Orange County Convention Center RB, 5.00%, 10/01/22	270	273,539
Orlando-Orange County Expressway Authority RB
5.00%, 07/01/22	275	276,581
Series B, 5.00%, 07/01/22	220	221,264
Series B, 5.00%, 07/01/22 (AGM)	185	186,091
Palm Beach County School District COP
5.00%, 08/01/22	650	655,784
Series B, 5.00%, 08/01/22	250	252,225
Series D, 5.00%, 08/01/22	375	378,337
Reedy Creek Improvement District GOL
5.00%, 06/01/22	120	120,356
Series A, 5.00%, 06/01/22	65	65,193
Series B, 4.00%, 06/01/22	160	160,351
School Board of Miami-Dade County (The) COP
Series A, 5.00%, 05/01/22	315	315,000
Series D, 5.00%, 11/01/22	160	162,420
School District of Broward County/FL COP
Series A, 5.00%, 07/01/22	425	427,373
Series B, 5.00%, 07/01/22	20	20,112
Series C, 5.00%, 07/01/22	250	251,396
State of Florida Department of Transportation RB, 5.00%, 07/01/22	75	75,450
State of Florida GO
Series A, 5.00%, 06/01/22	640	641,909
Series A, 5.00%, 07/01/22	95	95,582
Series B, 5.00%, 06/01/22	490	491,461
Series C, 5.00%, 06/01/22	575	576,714
Series E, 5.00%, 06/01/22	80	80,238
State of Florida Lottery Revenue RB
Series A, 5.00%, 07/01/22	1,010	1,016,170
Series B, 5.00%, 07/01/22	90	90,550
Volusia County School Board COP, Series A, 5.00%, 08/01/22	115	116,026

		17,351,474

Georgia — 1.8%
City of Atlanta GA Airport Passenger Facility Charge RB, Series F, 5.00%, 07/01/22	150	150,887
City of Atlanta GA Water & Wastewater Revenue RB
5.00%, 11/01/22	950	966,073
Series B, 5.00%, 11/01/22	150	152,538
Georgia State Road & Tollway Authority RB
Series A, 5.00%, 06/01/22	175	175,515
Series B, 5.00%, 10/01/22 (GTD)	150	152,197
Gwinnett County Water & Sewerage Authority RB, 5.00%, 08/01/22	500	504,337
Metropolitan Atlanta Rapid Transit Authority RB, Series A, 5.00%, 07/01/30 (PR 07/01/22)	2,015	2,027,177
Municipal Electric Authority of Georgia RB, Series A, 5.00%, 11/01/22	135	137,015
State of Georgia GO
Series C, 4.00%, 09/01/22	405	408,602

Security	Par (000)	Value

Georgia (continued)
Series C, 4.00%, 10/01/22	$1,215	$1,228,186
Series E, 5.00%, 12/01/22	250	255,013
Serise H, 5.00%, 12/01/22	650	663,033

		6,820,573

Hawaii — 2.8%
City & County Honolulu HI Wastewater System Revenue RB
Series A, 5.00%, 07/01/22	175	176,077
Series A, 5.00%, 07/01/25 (PR 07/01/22)	1,155	1,161,980
Series A, 5.00%, 07/01/30 (PR 07/01/22)	125	125,756
Series B, 5.00%, 07/01/22	120	120,755
City & County of Honolulu HI GO
Series A, 5.00%, 10/01/22	230	233,349
Series A, 5.00%, 11/01/22 (ETM)	25	25,424
Series A, 5.00%, 11/01/25 (PR 11/01/22)	2,000	2,033,938
Series A, 5.00%, 11/01/33 (PR 11/01/22)	1,175	1,194,938
Series B, 5.00%, 09/01/22	50	50,593
Series B, 5.00%, 10/01/22 (ETM)	125	126,820
Series B, 5.00%, 11/01/22	225	228,852
Series C, 5.00%, 10/01/22	620	629,028
Series E, 3.00%, 09/01/22	100	100,534
County of Hawaii HI GO
Series A, 5.00%, 09/01/22	145	146,728
Series B, 5.00%, 09/01/22	370	374,410
Honolulu City & County Board of Water Supply RB, Series A, 5.00%, 07/01/22	20	20,121
State of Hawaii GO
Series EE, 4.00%, 11/01/22 (ETM)	35	35,422
Series EE, 5.00%, 11/01/23 (PR 11/01/22)	580	589,842
Series EE, 5.00%, 11/01/27 (PR 11/01/22)	115	116,952
Series EF, 5.00%, 11/01/22	320	325,414
Series EO, 5.00%, 08/01/22	150	151,342
Series EP, 5.00%, 08/01/22	150	151,342
Series EX, 3.00%, 10/01/22	150	150,935
Series EZ, 5.00%, 10/01/22	175	177,519
Series FE, 5.00%, 10/01/22	535	542,701
Series FG, 5.00%, 10/01/22	110	111,584
Series FH, 5.00%, 10/01/22	955	968,747
Series FN, 5.00%, 10/01/22	70	71,008
University of Hawaii RB, Series D, 5.00%, 10/01/22	535	542,813

		10,684,924

Idaho — 0.1%
Idaho Housing & Finance Association RB
Series A, 5.00%, 07/15/22	150	151,083
Series B, 5.00%, 07/15/22	205	206,476

		357,559

Illinois — 1.4%
Chicago Transit Authority Capital Grant Receipts Revenue RB, 5.00%, 06/01/22	100	100,274
Illinois Finance Authority RB
5.00%, 07/01/22	680	684,109
5.00%, 10/01/22	25	25,351
Series A, 5.00%, 10/01/22	395	400,686
Illinois State Toll Highway Authority RB, Series A, 5.00%, 12/01/22	645	657,254
Metropolitan Pier & Exposition Authority RB, 5.65%, 06/15/22 (ETM NPFGC)	5	5,025
Regional Transportation Authority RB, Series A, 5.50%, 07/01/22 (NPFGC)	55	55,359

16	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® iBonds® Dec 2022 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Illinois (continued)
State of Illinois GO
0.00%, 08/01/22(a)	$100	$99,554
4.00%, 09/01/22	100	100,665
5.00%, 05/01/22	370	370,000
5.00%, 08/01/22 (AGM)	200	201,629
Series A, 5.00%, 10/01/22	535	541,481
Series A, 5.00%, 12/01/22	500	508,049
Series B, 5.00%, 09/01/22	300	302,968
Series B, 5.00%, 10/01/22	170	172,060
Series D, 5.00%, 11/01/22	800	811,350
State of Illinois RB, Series C, 5.00%, 06/15/22	100	100,340
State of Illinois Sales Tax Revenue RB, 5.00%, 06/15/22	400	401,360

		5,537,514

Indiana — 0.5%
Ball State University RB
5.00%, 07/01/22	45	45,267
Series R, 5.00%, 07/01/22	325	326,932
Indiana Finance Authority RB
Series A, 5.00%, 06/01/22	100	100,291
Series A, 5.00%, 10/01/22	155	157,238
Series A, 5.00%, 12/01/22	210	213,623
Serise A, 5.00%, 12/01/22	245	249,783
Indiana Transportation Finance Authority RB, Series B, 5.75%, 12/01/22	115	117,753
Indiana University RB
Series A, 5.00%, 06/01/22	390	391,181
Series Y, 5.00%, 08/01/22	85	85,773
Purdue University RB, Series A, 5.00%, 07/01/22	140	140,858

		1,828,699

Iowa — 0.5%
Ankeny Community School District GO, Series A, 4.00%, 06/01/22	25	25,056
City of Cedar Rapids IA GO, Series A, 5.00%, 06/01/22	125	125,380
City of Des Moines IA GO
Series B, 5.00%, 06/01/22	205	205,618
Series E, 5.00%, 06/01/22	195	195,587
Des Moines Independent Community School District RB, 5.00%, 06/01/22 (BAM)	60	60,181
Iowa City Community School District RB, 5.00%, 06/01/22	120	120,349
Iowa Finance Authority RB, 5.00%, 08/01/22	505	509,569
State of Iowa Board of Regents RB, 4.00%, 09/01/22	215	216,791
State of Iowa RB, Series A, 5.00%, 06/01/22	645	646,923

		2,105,454

Kansas — 0.4%
Johnson County Public Building Commission RB, Series B, 5.00%, 09/01/22	270	273,164
State of Kansas Department of Transportation RB
Series A, 5.00%, 09/01/22	840	849,704
Series B, 5.00%, 09/01/22	135	136,559
Series C, 5.00%, 09/01/22	100	101,155
Wyandotte County-Kansas City Unified Government Utility System Revenue RB, Series A, 5.00%, 09/01/22	125	126,444

		1,487,026

Kentucky — 0.0%
Kentucky State Property & Building Commission RB, Series B, 5.00%, 11/01/22	100	101,627

Louisiana — 0.6%
Louisiana Office Facilities Corp. RB, 5.00%, 11/01/22	110	111,812

Security	Par (000)	Value

Louisiana (continued)
State of Louisiana Gasoline & Fuels Tax Revenue RB
Series A-1, 4.00%, 05/01/22	$70	$70,000
Series A-1, 5.00%, 05/01/22	105	105,000
State of Louisiana GO
Series A, 5.00%, 08/01/22	145	146,298
Series A, 5.00%, 09/01/22	100	101,172
Series A, 5.00%, 08/01/26 (PR 08/01/22)	185	186,637
Series B, 5.00%, 08/01/22	50	50,447
Series B, 5.00%, 10/01/22	115	116,655
Series C, 4.00%, 07/15/22	160	160,867
Series C, 5.00%, 07/15/22	100	100,740
Series C, 5.00%, 07/15/25 (PR 07/15/22)	295	297,183
Series C, 5.00%, 07/15/26 (PR 07/15/22)	500	503,701
State of Louisiana RB
5.00%, 09/01/22	150	151,778
Series A, 5.00%, 06/15/22	50	50,223

		2,152,513

Maine — 0.4%
Maine Municipal Bond Bank RB
Series A, 5.00%, 09/01/22	560	566,824
Series A, 5.00%, 11/01/22	100	101,717
Series B, 5.00%, 11/01/22	85	86,459
Series C, 5.00%, 11/01/22	320	325,494
Series D, 5.00%, 11/01/22	160	162,747
Series D, 5.00%, 11/01/22 (ETM)	10	10,165
Maine Turnpike Authority RB, 5.00%, 07/01/22	155	155,916
State of Maine GO, Series B, 5.00%, 06/01/22	210	210,631

		1,619,953

Maryland — 3.5%
City of Baltimore MD GO, Series B, 5.00%, 10/15/22	225	228,526
City of Baltimore MD RB
Series A, 5.00%, 07/01/22	135	135,818
Series D, 5.00%, 07/01/22	140	140,848
County of Anne Arundel MD GOL, 5.00%, 10/01/22	300	304,394
County of Baltimore MD COP, 5.00%, 10/01/22	60	60,861
County of Baltimore MD GO
Series B, 5.00%, 08/01/22	515	519,673
Series C, 4.00%, 09/01/22	265	267,287
County of Baltimore MD RB, Series B, 5.00%, 07/01/22	190	191,151
County of Charles MD GO, 5.00%, 10/01/22	500	507,218
County of Frederick MD GO, Series A, 5.00%, 08/01/22	200	201,790
County of Montgomery MD GO
Series A, 5.00%, 11/01/22	110	111,927
Series A, 5.00%, 12/01/22	250	254,998
Series B, 5.00%, 12/01/22	120	122,399
Series C, 5.00%, 10/01/22	500	507,447
County of Prince George’s MD COP, 5.00%, 10/15/22	75	76,169
County of Prince George’s MD GOL
Series A, 5.00%, 07/15/22	100	100,755
Series C, 5.00%, 08/01/22	530	534,835
Serise A, 5.00%, 09/01/22	130	131,554
Maryland Health & Higher Educational Facilities Authority RB, Series A, 5.00%, 07/01/22	195	196,178
Maryland State Transportation Authority RB, 5.00%, 07/01/22	185	186,085
State of Maryland Department of Transportation RB
5.00%, 09/01/22	500	505,893
5.00%, 10/01/22	3,220	3,266,621
State of Maryland GO
First Series C, 4.00%, 08/15/22	210	211,562

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® iBonds® Dec 2022 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Maryland (continued)
Second Series B, 5.00%, 08/01/22	$1,935	$1,952,316
Series B, 5.00%, 08/01/22	600	605,369
Series C, 5.00%, 08/01/22	1,245	1,256,141
Washington Suburban Sanitary Commission RB, 5.00%, 06/01/22	1,030	1,033,111

		13,610,926

Massachusetts — 4.7%
Boston Water & Sewer Commission RB, Series A, 4.25%, 11/01/22	440	445,957
City of Boston MA GO, Series A, 5.00%, 11/01/22	750	762,989
Commonwealth of Massachusetts GOL
Series A, 5.00%, 05/01/22	60	60,000
Series A, 5.00%, 07/01/22	410	412,532
Series B, 5.00%, 08/01/22	270	272,477
Series B, 5.25%, 08/01/22	210	212,054
Series C, 5.00%, 07/01/22	300	301,852
Series C, 5.00%, 08/01/22	215	216,972
Series C, 5.00%, 10/01/22	275	279,062
Series C, 5.00%, 07/01/24 (PR 07/01/22)	285	286,722
Series C, 5.50%, 12/01/22 (AMBAC)	485	496,000
Series E, 5.00%, 09/01/22	105	106,262
Series E, 5.00%, 11/01/22	110	111,911
Series E, 5.00%, 09/01/25 (PR 09/01/22)	390	394,583
Series E, 5.00%, 09/01/28 (PR 09/01/22)	1,285	1,300,101
Series F, 5.00%, 11/01/23 (PR 11/01/22)	570	579,672
Series F, 5.00%, 11/01/25 (PR 11/01/22)	150	152,545
Series F, 5.00%, 11/01/26 (PR 11/01/22)	500	508,484
Series H, 5.00%, 12/01/22	1,215	1,239,077
Commonwealth of Massachusetts Transportation Fund Revenue RB, Series A, 5.00%, 06/01/22	355	356,044
Massachusetts Bay Transportation Authority RB
Series A, 0.00%, 07/01/22(a)	100	99,767
Series A, 5.00%, 07/01/22	1,035	1,041,272
Series A, 5.25%, 07/01/22	80	80,517
Series B, 5.25%, 07/01/22	450	452,907
Massachusetts Clean Water Trust (The) RB
5.00%, 08/01/22	220	221,996
Series 12B, 5.00%, 08/01/22	500	504,536
Massachusetts Development Finance Agency RB
5.00%, 07/01/22	100	100,590
Series A, 5.00%, 07/15/22	200	201,493
Massachusetts Health & Educational Facilities Authority RB
Series J-1, VRDN,0.40%, 07/01/31 (Put 05/06/22)(b)	5,000	5,000,000
Serise K, 5.50%, 07/01/22	250	251,723
Massachusetts Port Authority RB, Series B, 4.00%, 07/01/22	20	20,089
Massachusetts School Building Authority RB
Series A, 5.00%, 08/15/22	740	747,695
Series A, 5.00%, 08/15/22 (ETM)	45	45,462
Massachusetts Water Resources Authority RB, Serise A, 5.00%, 08/01/22	325	327,908
University of Massachusetts Building Authority RB
Series 1, 5.00%, 11/01/22	50	50,846
Series 2, 5.00%, 11/01/22	405	411,852

		18,053,949

Michigan — 1.9%
City of Detroit MI Sewage Disposal System Revenue RB, Series A, 5.25%, 07/01/39 (PR 07/01/22)	1,000	1,006,444
Michigan Finance Authority RB
4.00%, 10/01/22	275	277,893

Security	Par (000)	Value

Michigan (continued)
5.00%, 08/01/22	$80	$80,706
5.00%, 10/01/22	75	76,095
Series B, 5.00%, 10/01/22	455	461,645
Michigan State Building Authority RB
4.00%, 10/15/22	1,200	1,213,557
Series A, 5.00%, 10/15/22	930	944,661
Michigan State Hospital Finance Authority RB, Series 200, 4.00%, 11/01/22	250	252,941
Michigan State University RB, Series A, 5.00%, 08/15/22	315	318,267
State of Michigan Comprehensive Transportation Revenue RB, 5.25%, 05/15/22 (AGM)	130	130,177
State of Michigan GO
Series A, 5.00%, 12/01/22	470	479,286
Series B, 5.00%, 11/01/22	710	722,296
State of Michigan Trunk Line Revenue RB, 5.00%, 11/15/22	1,345	1,369,321

		7,333,289

Minnesota — 1.1%
City of Minneapolis MN GO
4.00%, 12/01/22	510	517,067
5.00%, 12/01/22	190	193,721
County of Hennepin MN GO
Series A, 5.00%, 12/01/22	140	142,823
Series B, 5.00%, 12/01/22	105	107,118
Series C, 5.00%, 12/01/22	100	102,017
Metropolitan Council GO
Series B, 5.00%, 09/01/22	125	126,486
Series E, 5.00%, 09/01/22	100	101,188
Minnesota Municipal Power Agency RB, Series A, 5.00%, 10/01/22	40	40,559
State of Minnesota GO
Series A, 5.00%, 08/01/22	780	786,999
Series B, 5.00%, 08/01/22	1,050	1,059,422
Series D, 5.00%, 10/01/22	530	537,740
Series F, 5.00%, 10/01/22	440	446,425
State of Minnesota RB, Series A, 5.00%, 06/01/22	155	155,450

		4,317,015

Mississippi — 0.2%
State of Mississippi GO
Series C, 5.00%, 10/01/22	120	121,757
Series F, 4.00%, 11/01/22	260	263,201
Series F, 5.25%, 10/01/22	100	101,567
Series H, 5.00%, 12/01/22	300	305,892

		792,417

Missouri — 0.6%
Health & Educational Facilities Authority of the State of Missouri RB, Series A, 5.00%, 11/15/22	75	76,312
Metropolitan St. Louis Sewer District RB, Series B, 5.00%, 05/01/22	80	80,000
Missouri Highway & Transportation Commission RB
Series A, 5.00%, 05/01/22	330	330,000
Series B, 5.00%, 05/01/22	465	465,000
Missouri State Board of Public Buildings RB, Series A, 5.00%, 10/01/22	375	380,476
Missouri State Environmental Improvement & Energy Resources Authority RB, Series A, 5.00%, 07/01/22	420	422,566
University of Missouri RB, Series A, 5.00%, 11/01/22	405	411,872

		2,166,226

Montana — 0.0%
Montana Department of Transportation RB, 5.00%, 06/01/22	100	100,294

18	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® iBonds® Dec 2022 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Nebraska — 0.4%
City of Lincoln NE Electric System Revenue RB, 5.00%, 09/01/22	$365	$369,301
City of Omaha NE GO, Series B, 5.00%, 11/15/22	695	708,055
City of Omaha NE Sewer Revenue RB, 5.00%, 11/15/22	115	117,160
Metropolitan Utilities District of Omaha Water System Revenue RB, 5.00%, 12/01/22	360	366,987
University of Nebraska Facilities Corp. RB, 4.00%, 10/01/22	105	106,105

		1,667,608

Nevada — 2.0%
City of Las Vegas NV GOL, Series C, 5.00%, 09/01/22	200	202,377
Clark County School District GOL
Series A, 5.00%, 06/15/22	165	165,709
Series B, 5.00%, 06/15/22	280	281,204
Series C, 5.00%, 06/15/22	125	125,537
Series D, 5.00%, 06/15/22	240	241,032
Clark County Water Reclamation District GOL, 5.00%, 07/01/22	390	392,389
County of Clark Department of Aviation RB
5.00%, 07/01/22	1,020	1,025,812
Series B, 5.00%, 07/01/22	145	145,826
Series C, 5.00%, 07/01/22	150	150,855
County of Clark NV GOL
5.00%, 06/01/22	150	150,453
5.00%, 11/01/22	395	401,782
Series A, 5.00%, 07/01/22	145	145,886
Series A, 5.00%, 11/01/22	400	406,867
Series B, 5.00%, 11/01/22	450	457,726
County of Clark NV RB
5.00%, 07/01/22	555	558,254
5.00%, 11/01/22	315	320,408
Series A, 5.00%, 07/01/22	470	472,755
Nevada System of Higher Education RB
4.00%, 07/01/22	50	50,207
Series A, 4.00%, 07/01/22	25	25,103
Series B, 5.00%, 07/01/22	485	487,780
State of Nevada GOL
Series B, 4.00%, 08/01/22	260	261,727
Series B, 5.00%, 11/01/22	80	81,373
Series C, 5.00%, 08/01/22	130	131,179
State of Nevada Highway Improvement Revenue RB
4.00%, 12/01/22	550	557,621
5.00%, 12/01/22	120	122,350
Washoe County School District/NV GOL
Series A, 3.00%, 06/01/22	105	105,151
Series A, 5.00%, 06/01/22 (PSF)	185	185,552

		7,652,915

New Hampshire — 0.1%
New Hampshire Municipal Bond Bank RB
Series A, 5.00%, 08/15/22	150	151,551
Series B, 5.00%, 08/15/22	110	111,109
Series D, 4.00%, 08/15/22	100	100,727
State of New Hampshire GO, 5.00%, 12/01/22	170	173,359

		536,746

New Jersey — 2.2%
County of Bergen NJ GO, 5.00%, 10/15/22	200	203,144
Monmouth County Improvement Authority (The) RB
4.00%, 12/01/22 (GTD)	125	126,747
5.00%, 12/01/22 (GTD)	775	790,267

Security	Par (000)	Value

New Jersey (continued)
Monmouth County Improvement Authority(The) RB, 5.00%, 10/01/22	$135	$136,983
New Jersey Economic Development Authority RB
5.00%, 06/15/22	150	150,664
Series B, 5.00%, 11/01/22	905	919,860
Series DDD, 5.00%, 06/15/22	100	100,412
Series XX, 4.00%, 06/15/22	40	40,118
Series XX, 5.00%, 06/15/22 (SAP)	120	120,494
New Jersey Educational Facilities Authority RB
5.00%, 06/15/22	100	100,412
5.00%, 09/01/22	100	101,139
Series A, 5.00%, 07/01/22	700	704,276
Series I, 5.00%, 07/01/22	100	100,611
New Jersey Health Care Facilities Financing Authority RB, Series A, 5.00%, 07/01/22	180	181,032
New Jersey Transportation Trust Fund Authority RB
Series A, 5.00%, 06/15/22	595	597,224
Series AA, 5.00%, 06/15/22	335	336,380
Series AA, 5.00%, 06/15/22 (SAP)	130	130,536
New Jersey Turnpike Authority RB, Series A, 5.00%, 01/01/43 (PR 07/01/22)	2,750	2,766,619
State of New Jersey GO
5.25%, 08/01/22	175	176,555
Series T, 5.00%, 06/01/22	590	591,632

		8,375,105

New Mexico — 0.7%
Albuquerque Municipal School District No. 12 GO, Series B, 5.00%, 08/01/22 (SAW)	100	100,766
County of Santa Fe NM GO, 5.00%, 07/01/22	140	140,855
New Mexico Finance Authority RB
5.00%, 06/15/22	575	577,582
Series D, 5.00%, 06/15/22	100	100,449
Series E, 5.00%, 06/15/22	125	125,561
Series SR, 5.00%, 06/15/22	360	361,616
State of New Mexico Severance Tax Permanent Fund RB
Series A, 5.00%, 07/01/22	510	513,091
Series B, 4.00%, 07/01/22	265	266,181
Series B, 5.00%, 07/01/22	225	226,363
University of New Mexico (The) RB
Series A, 5.00%, 06/01/22	200	200,598
Series C, 5.00%, 06/01/22	105	105,314

		2,718,376

New York — 7.9%
Battery Park City Authority RB, SERIES D-2, VRDN,0.44%, 11/01/38 (Put 05/06/22)(b)	1,900	1,900,000
City of New York NY GO
Series 1, 5.00%, 08/01/22	295	297,677
Series 2015-A, 5.00%, 08/01/22	625	630,671
Series A, 5.00%, 08/01/22	605	610,489
Series B-1, 5.00%, 12/01/22	660	672,925
Series C, 5.00%, 08/01/22	1,380	1,392,521
Series D, 5.00%, 08/01/22	415	418,765
Series E, 5.00%, 08/01/22	240	242,177
Series E, 5.25%, 08/01/22	305	307,953
Series F6, VRDN,0.33%, 06/01/44(b)	3,000	3,000,000
Series G, 5.00%, 08/01/22	100	100,907
Series H, 5.00%, 08/01/22	285	287,586
Series I, 5.00%, 08/01/22	365	368,312
Series J, 5.00%, 08/01/22	580	585,262

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® iBonds® Dec 2022 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Long Island Power Authority RB
5.00%, 09/01/22	$100	$101,169
Series B, 5.00%, 09/01/22	220	222,608
Metropolitan Transportation Authority RB
Series A, 5.00%, 11/15/22	110	111,901
Series A-1, 5.00%, 11/15/22	230	233,578
Series A-2, 5.00%, 11/15/22	300	304,667
Series B, 5.00%, 11/15/22	700	710,887
Series B, 5.25%, 11/15/22 (AMBAC)	35	35,611
Series B-2, 5.00%, 11/15/22	595	604,255
Series C, 5.00%, 11/15/22	290	294,511
Series C, 5.00%, 11/15/22 (ETM)	20	20,366
Series D, 5.00%, 11/15/22	45	45,700
Series D-1, 5.00%, 11/01/22	680	689,954
Series E, 5.00%, 11/15/22	125	126,944
Series F, 5.00%, 11/15/22	515	523,011
Series H, 4.00%, 11/15/22	115	116,182
Series H, 4.00%, 11/15/22 (ETM)	40	40,520
Nassau County Interim Finance Authority RB
4.00%, 11/15/22	5	5,065
4.00%, 11/15/22 (ETM)	120	121,496
New York City Transitional Finance Authority Building Aid Revenue RB
Series S-1, 4.00%, 07/15/22 (SAW)	115	115,625
Series S-1, 5.00%, 07/15/22 (ETM SAW)	115	115,863
Series S-2, 5.00%, 07/15/22 (ETM SAW)	25	25,188
New York City Transitional Finance Authority Future Tax Secured Revenue RB
3.00%, 11/01/22	115	115,851
5.00%, 11/01/22	305	310,252
Series A-1, 5.00%, 08/01/22	245	247,229
Series A-1, 5.00%, 11/01/22	440	447,576
Series B, 5.00%, 11/01/22	385	391,629
Series B-1, 4.00%, 08/01/22	70	70,458
Series B-1, 5.00%, 08/01/22	375	378,412
Series B-1, 5.00%, 11/01/22	110	111,894
Series C, 5.00%, 11/01/22	815	829,034
Series C1, 5.00%, 05/01/22	95	95,000
Series D, 5.00%, 11/01/22	205	208,530
Serise C-1, 4.00%, 11/01/22	100	101,231
New York City Water & Sewer System RB
Series B, VRDN,0.35%, 06/15/50(b)	3,100	3,100,000
Series CC-2, 5.00%, 06/15/22	325	326,457
Series DD, 4.00%, 06/15/22	60	60,199
Series DD-2, 5.00%, 06/15/22	260	261,160
Series EE, 4.00%, 06/15/22	205	205,682
Series FF, 5.00%, 06/15/23 (PR 06/15/22)	50	50,218
New York Convention Center Development Corp. RB, 5.00%, 11/15/22	205	208,586
New York Municipal Bond Bank Agency RB, 5.00%, 12/01/22 (SAW)	65	66,281
New York Power Authority RB, Series A, 5.00%, 11/15/22	25	25,457
New York State Dormitory Authority RB
5.00%, 05/15/22	225	225,291
Series A, 0.00%, 05/15/22 (NPFGC)(a)	45	44,981
Series A, 5.00%, 07/01/22	1,110	1,116,664
Series A, 5.00%, 10/01/22	315	319,626
Series A, 5.00%, 10/01/22 (SAW)	240	243,174
Series A, 5.50%, 05/15/22 (AMBAC)	125	125,182
Series B, 4.00%, 10/01/22	75	75,795

Security	Par (000)	Value

New York (continued)
Series B, 4.00%, 10/01/22 (SAW)	$125	$126,289
Series F, 5.00%, 10/01/22 (AGM)	240	243,395
Series H, 5.00%, 10/01/22 (SAW)	100	101,344
New York State Environmental Facilities Corp. RB
5.00%, 06/15/22	610	612,738
Series A, 5.00%, 06/15/22	1,140	1,145,118
Series B, 4.00%, 11/15/22	80	81,045
Series B, 5.00%, 05/15/22	100	100,130
Port Authority of New York & New Jersey, 5.00%, 07/15/22	230	231,684
Port Authority of New York & New Jersey RB
Series 179, 5.00%, 12/01/22	275	280,241
Series 189, 5.00%, 05/01/22	60	60,000
Series 194, 5.00%, 10/15/22	185	187,849
Series 205, 5.00%, 11/15/22	200	203,563
Sales Tax Asset Receivable Corp. RB, Series A, 5.00%, 10/15/22	550	558,693
Triborough Bridge & Tunnel Authority RB
Series A, 4.00%, 11/15/22	200	202,537
Series A, 5.00%, 11/15/22	460	467,823
Series B, 5.00%, 11/15/22	765	778,751
Series B-1, 5.00%, 11/15/22	235	239,224

		30,762,619

North Carolina — 1.8%
City of Charlotte NC COP, Series C, 4.00%, 06/01/22	30	30,067
City of Charlotte NC GO
5.00%, 12/01/22	270	275,272
Series A, 5.00%, 07/01/22	355	357,162
City of Charlotte NC Water & Sewer System Revenue RB, 5.00%, 07/01/22	125	125,762
City of Durham NC GO, 5.00%, 09/01/22	125	126,486
City of Greensboro NC GO, Series B, 5.00%, 10/01/22	100	101,464
City of Raleigh NC GO, Series A, 5.00%, 09/01/22	250	252,971
City of Raleigh NC GOL, Series A, 4.00%, 10/01/22	145	146,526
County of Buncombe NC, 5.00%, 06/01/22	375	376,127
County of Buncombe NC GO, 5.00%, 06/01/22	100	100,301
County of Buncombe NC RB, 5.00%, 06/01/22	45	45,135
County of Durham NC GO, 5.00%, 10/01/22	385	390,654
County of Forsyth NC GO, 5.00%, 12/01/22	275	280,385
County of Guilford NC GO
Series A, 5.00%, 05/01/22	260	260,000
Series D, 5.00%, 08/01/22	115	116,058
County of Mecklenburg NC GO
5.25%, 12/01/22	100	102,113
Series A, 5.00%, 09/01/22	135	136,613
Series B, 5.00%, 12/01/22	120	122,364
County of Mecklenburg NC RB, Series A, 5.00%, 10/01/22	170	172,497
County of New Hanover NC GO, 5.00%, 08/01/22	400	403,540
County of Wake NC GO, 5.00%, 05/01/22	140	140,000
County of Wake NC RB, Series A, 5.00%, 12/01/22	330	336,366
North Carolina Medical Care Commission RB, Series A, 5.00%, 10/01/22	215	218,104
State of North Carolina GO
Series A, 5.00%, 06/01/22	605	606,828
Series B, 5.00%, 06/01/22	200	200,604
Series C, 5.00%, 05/01/22	500	500,000
Series D, 4.00%, 06/01/22	605	606,360

20	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® iBonds® Dec 2022 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

North Carolina (continued)
State of North Carolina RB
Series B, 5.00%, 05/01/22	$250	$250,000
Series C, 5.00%, 05/01/22	345	345,000

		7,124,759

North Dakota — 0.1%
North Dakota Public Finance Authority RB, 5.00%, 10/01/22	350	355,111

Ohio — 6.7%
City of Cincinnati OH GO, Series A, 4.00%, 12/01/22	50	50,690
City of Cincinnati OH Water System Revenue RB, Series B, 5.00%, 12/01/22	90	91,762
City of Columbus OH GO
Series 1, 5.00%, 07/01/22	205	206,252
Series A, 5.00%, 08/15/22	520	525,407
Series A, 5.00%, 02/15/23 (PR 08/15/22)	770	778,010
Series A, 5.00%, 02/15/26 (PR 08/15/22)	1,000	1,010,403
City of Columbus OH GOL
4.00%, 07/01/22	65	65,293
Series 6, 5.00%, 08/15/22	180	181,872
Serise B, 3.00%, 07/01/22	330	330,959
County of Franklin OH GOL, 5.00%, 06/01/22	210	210,631
County of Franklin OH Sales Tax Revenue RB, 5.00%, 06/01/22	200	200,601
County of Hamilton OH Sales Tax Revenue RB, Series A, 5.00%, 12/01/22	1,995	2,034,883
Kent State University RB, Series A, 4.00%, 05/01/22	50	50,000
Miami University/Oxford OH RB, 5.00%, 09/01/22	125	126,427
Ohio Higher Educational Facility Commission RB
5.00%, 12/01/22	115	117,192
Series A, 5.00%, 12/01/22	60	61,161
Ohio State University (The) RB
5.00%, 12/01/22	315	321,077
VRDN,0.38%, 12/01/39 (Put 05/06/22)(b)	2,000	2,000,000
Series D, 5.00%, 12/01/22	1,065	1,085,544
Serise A, 5.00%, 12/01/22	625	637,057
Ohio University RB, 5.00%, 12/01/43 (PR 12/01/22)	2,425	2,471,921
Ohio Water Development Authority RB
5.00%, 06/01/22	135	135,388
5.00%, 12/01/22	175	178,376
5.50%, 12/01/22	175	178,877
Series A, 5.00%, 06/01/22	215	215,619
Series A, 5.00%, 12/01/22	120	122,315
Ohio Water Development Authority Water Pollution Control Loan Fund RB
5.00%, 12/01/22	820	835,866
VRDN,0.44%, 12/01/36 (Put 05/06/22)(b)	4,000	4,000,000
Series 2015-A, 5.00%, 06/01/22	160	160,462
Series 2015-A, 5.00%, 12/01/22	230	234,450
Series B, 5.00%, 12/01/22	90	91,741
South-Western City School District GO, 5.00%, 12/01/36 (PR 06/01/22)	1,800	1,805,381
State of Ohio GO
Series A, 5.00%, 08/01/22	160	161,364
Series A, 5.00%, 09/01/22	225	227,509
Series A, 5.00%, 09/15/22	485	490,986
Series B, 4.00%, 11/01/22	100	101,226
Series B, 5.00%, 08/01/22	635	640,414
Series B, 5.00%, 09/01/22	270	273,011
Series C, 4.25%, 09/15/22	220	222,115
Series C, 5.00%, 08/01/22	290	292,472

Security	Par (000)	Value

Ohio (continued)
Series C, 5.00%, 09/15/22	$100	$101,234
Series C, 5.00%, 11/01/22	100	101,717
Series Q, 5.00%, 05/01/22	85	85,000
Series Q, 5.00%, 05/01/26 (PR 05/01/22)	1,225	1,225,000
Series T, 5.00%, 11/01/22	160	162,763
Series U, 5.00%, 10/01/22	200	202,921
State of Ohio RB
5.00%, 10/01/22	200	202,896
Series A, 5.00%, 12/01/22	500	509,704
Series B, 5.00%, 10/01/22	250	253,620

		25,769,569

Oklahoma — 0.4%
Grand River Dam Authority RB
Series A, 4.00%, 06/01/22	125	125,274
Series A, 5.00%, 06/01/22	440	441,305
Oklahoma Capitol Improvement Authority RB 5.00%, 07/01/22	245	246,493
Series A, 5.00%, 07/01/22	395	397,407
Series C, 4.00%, 07/01/22	115	115,516
Oklahoma City Water Utilities Trust RB, 5.00%, 07/01/22	120	120,735
University of Oklahoma (The) RB, Series C, 5.00%, 07/01/22	110	110,654

		1,557,384

Oregon — 1.4%
City of Eugene OR Water Utility System Revenue RB, 5.00%, 08/01/22	65	65,591
City of Portland OR Sewer System Revenue RB
Series B, 5.00%, 06/15/22	300	301,279
Series B, 5.00%, 10/01/22	175	177,425
City of Portland OR Water System Revenue RB, 5.00%, 10/01/22	50	50,693
Clackamas & Washington Counties School District No. 3 GO, Series A, 0.00%, 06/15/22 (NPFGC GTD)(a)	110	109,834
Clackamas Community College District GO, Series B, 0.00%, 06/15/22 (GTD)(a)	50	49,929
Clackamas County School District No. 12 North Clackamas GO, 5.00%, 06/15/22 (GTD)	100	100,449
Clackamas County Service District No. 1 RB, 5.00%, 12/01/22	75	76,469
County of Clackamas OR GO, Series B, 5.00%, 06/01/22	125	125,379
County of Washington OR GOL, 5.00%, 06/01/22	50	50,151
Lane County School District No. 4J Eugene GO, 5.00%, 06/15/22 (GTD)	450	451,962
Port of Portland OR Airport Revenue RB, Series 23, 5.00%, 07/01/22	300	301,709
Portland Community College District GO, 5.00%, 06/15/22	465	467,082
Salem-Keizer School District No. 24J GO, Series B, 0.00%, 06/15/22 (GTD)(a)	330	329,448
State of Oregon Department of Transportation RB, Series A, 5.00%, 11/15/22	635	646,893
State of Oregon GO
4.00%, 11/01/22	175	177,128
Series A, 5.00%, 05/01/22	145	145,000
Series A, 5.00%, 08/01/22	50	50,451
Series D, 5.00%, 05/01/22	225	225,000
Series F, 5.00%, 05/01/22	25	25,000
Series I, 5.00%, 08/01/22	360	363,248
Series L, 5.00%, 08/01/22	100	100,902
Series N, 5.00%, 08/01/22	400	403,589
Serise A, 5.00%, 05/01/22	100	100,000

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® iBonds® Dec 2022 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oregon (continued)
Tri-County Metropolitan Transportation District of Oregon RB, Series A, 5.00%, 09/01/22	$300	$303,566
Washington & Multnomah Counties School District No. 48J Beaverton GO, 5.00%, 06/15/22 (GTD)	50	50,225

		5,248,402

Pennsylvania — 1.9%
Bucks County Water & Sewer Authority RB, 4.00%, 06/01/22 (BAM)	100	100,214
City of Philadelphia PA Airport Revenue RB, Series A, 5.00%, 07/01/22	200	201,107
City of Philadelphia PA Water & Wastewater Revenue RB, Series B, 5.00%, 07/01/22	440	442,674
Commonwealth of Pennsylvania GO
5.00%, 07/15/22	200	201,448
First Series, 5.00%, 06/01/22	360	361,076
First Series, 5.00%, 06/15/22	125	125,540
First Series, 5.00%, 07/01/22	875	880,159
First Series, 5.00%, 09/15/22	320	324,211
Second Series, 5.00%, 08/15/22	130	131,333
Second Series, 5.00%, 09/15/22	100	101,316
Second Series, 5.00%, 10/15/22	100	101,581
County of Montgomery GO, 5.00%, 05/01/22	200	200,000
County of Montgomery PA GO, Series A, 5.00%, 08/15/22	125	126,303
Delaware River Joint Toll Bridge Commission RB, 5.00%, 07/01/22	95	95,574
Lower Merion School District GOL, 5.00%, 09/15/22 (SAW)	365	369,817
Pennsylvania Higher Educational Facilities Authority RB, Series A, 4.00%, 12/01/22	110	111,524
Pennsylvania Intergovernmental Cooperation Authority RB, 5.00%, 06/15/22	130	130,579
Pennsylvania Turnpike Commission RB
5.00%, 12/01/22	200	203,881
Series A, 5.00%, 12/01/37 (PR 12/01/22)	2,000	2,038,698
Series A-1, 5.00%, 12/01/22	415	422,546
Series B, 5.00%, 06/01/22	150	150,435
Series B, 5.00%, 12/01/22	120	122,182
Philadelphia Gas Works Co. RB, 5.00%, 08/01/22	100	100,783
Pittsburgh Water & Sewer Authority RB, Series A, 5.00%, 09/01/22	300	303,346
West Chester Area School District/PA GO, Series AA, 4.00%, 05/15/22 (SAW)	185	185,178

		7,531,505

Rhode Island — 1.0%
Rhode Island Commerce Corp. RB, Series A, 5.00%, 06/15/22	765	768,334
Rhode Island Health & Educational Building Corp. RB, 5.00%, 09/01/22	1,055	1,067,538
Rhode Island Infrastructure Bank Water Pollution Control Revolving Fund RB
Series B, 5.00%, 10/01/22	800	811,683
Series C, 5.00%, 10/01/22	205	207,994
Serise A, 5.00%, 10/01/22	160	162,336
State of Rhode Island COP, Series A, 5.00%, 10/01/22	400	405,592
State of Rhode Island GO
Series A, 5.00%, 05/01/22	195	195,000
Series A, 5.00%, 08/01/22	325	327,941

		3,946,418

South Carolina — 0.5%
Charleston Educational Excellence Finance Corp. RB, 5.00%, 12/01/22	300	305,822

Security	Par (000)	Value

South Carolina (continued)
County of Charleston SC GO, 5.00%, 11/01/22	$200	$203,384
Greenville County School District RB, 5.00%, 12/01/22	180	183,536
SCAGO Educational Facilities Corp. for Pickens School District RB, 5.00%, 12/01/22	70	71,338
South Carolina Public Service Authority RB, Series A, 5.00%, 12/01/22	195	198,659
South Carolina Transportation Infrastructure Bank RB, Series B, 5.00%, 10/01/22	625	633,997
State of South Carolina GO, Series A, 5.00%, 10/01/22	245	248,588
University of South Carolina RB, 5.00%, 05/01/22	70	70,000

		1,915,324

Tennessee — 1.4%
City of Memphis TN Electric System Revenue, 5.00%, 12/01/22	100	101,929
City of Memphis TN Electric System Revenue RB, 4.00%, 12/01/22	135	136,831
County of Hamilton TN GO, Series A, 5.00%, 05/01/22	195	195,000
County of Knox TN GO, Series B, 5.00%, 06/01/22	210	210,621
Metropolitan Government Nashville & Davidson County Health & Educational Facility Building RB, Series D, 5.00%, 10/01/22	105	106,472
Metropolitan Government of Nashville & Davidson County TN GO
5.00%, 07/01/22	645	648,856
Series A, 5.00%, 07/01/22	45	45,269
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue RB, 5.00%, 07/01/22	565	568,372
State of Tennessee GO
Series A, 5.00%, 08/01/22	880	888,203
Series A, 5.00%, 09/01/22	1,630	1,649,916
Tennessee State School Bond Authority RB 5.00%, 11/01/22	175	178,004
Series A, 5.00%, 11/01/22	360	366,181
Series B, 5.00%, 11/01/22	165	167,833

		5,263,487

Texas — 8.7%
Austin Community College District GOL, 5.00%, 08/01/22	90	90,810
Austin Community College District Public Facility Corp. RB, 5.00%, 08/01/22	115	116,032
Austin Independent School District GO
5.00%, 08/01/22 (PSF)	1,510	1,523,700
Series A, 5.00%, 08/01/22	260	262,359
Series B, 5.00%, 08/01/22	75	75,591
Series B, 5.00%, 08/01/22 (PSF)	90	90,817
Board of Regents of the University of Texas System RB
VRDN,0.40%, 08/01/25 (Put 05/06/22)(b)	5,000	5,000,000
Series A, 5.00%, 08/15/22	345	348,518
Series B, 5.00%, 08/15/22	150	151,530
Central Texas Turnpike System RB
Series A, 0.00%, 08/15/22 (AMBAC)(a)	180	179,060
Series A, 5.00%, 08/15/41 (PR 08/15/22)	185	186,898
City of Arlington TX GOL, 5.00%, 08/15/22	105	106,086
City of Austin TX Electric Utility Revenue RB, Series A, 5.00%, 11/15/22	715	728,084
City of Austin TX GOL
4.50%, 09/01/22	175	176,795
5.00%, 09/01/22	445	450,289
5.00%, 09/01/22 (ETM)	5	5,057
Series A, 5.00%, 09/01/22	180	182,139

22	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® iBonds® Dec 2022 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
City of Austin TX Water & Wastewater System Revenue RB
5.00%, 11/15/22	$270	$274,843
Series A, 5.00%, 05/15/22	135	135,174
Series A, 5.00%, 05/15/22 (ETM)	25	25,031
Series A, 5.00%, 11/15/22	725	738,149
City of Carrollton TX GOL, 5.00%, 08/15/22	175	176,810
City of Corpus Christi TX Utility System Revenue RB, Series C, 5.00%, 07/15/22	45	45,334
City of Dallas TX Waterworks & Sewer System Revenue RB
Series A, 5.00%, 10/01/22	445	451,424
Serise C, 5.00%, 10/01/22	200	202,887
City of El Paso TX GOL, 5.00%, 08/15/22	130	131,356
City of Houston TX Airport System Revenue RB, Series B, 5.00%, 07/01/22	125	125,712
City of Houston TX Combined Utility System Revenue RB
Series B, 5.00%, 11/15/22	370	376,631
Series C, 5.00%, 05/15/22	505	505,642
Series D, 5.00%, 11/15/22	125	127,240
City of Houston TX Hotel Occupancy Tax RB, 5.00%, 09/01/22	80	80,791
City of McKinney TX GOL, 5.00%, 08/15/22	250	252,600
City of Plano TX GOL
5.00%, 09/01/22	485	490,764
Series A, 5.00%, 09/01/22	125	126,486
College Station Independent School District GO, 5.00%, 08/15/22 (PSF)	100	100,991
County of Harris TX GOL
Series A, 5.00%, 10/01/22	695	705,091
Series B, 5.00%, 10/01/22	85	86,234
County of Harris TX RB
Series A, 5.00%, 08/15/22	195	197,016
Series B, 5.00%, 08/15/22	185	186,913
County of Tarrant TX GOL, 5.00%, 07/15/22	405	408,048
Dallas Area Rapid Transit RB
Series A, 5.00%, 12/01/22	460	469,008
Series B, 4.00%, 12/01/22	150	152,122
Series B, 5.00%, 12/01/22	1,420	1,447,807
Dallas Independent School District GO, Series A, 5.00%, 08/15/22 (PSF)	125	126,282
Dallas/Fort Worth International Airport RB
Series C, 5.00%, 11/01/22	360	365,732
Series E, 5.00%, 11/01/22	155	157,468
Series F, 5.00%, 11/01/22	295	299,697
Series G, 5.00%, 11/01/22	25	25,398
Eagle Mountain & Saginaw Independent School District GO, Series A, 5.00%, 08/15/22 (PSF)	95	95,988
Fort Bend Independent School District GO
5.00%, 08/15/22 (PSF)	200	202,057
Series A, 5.00%, 08/15/22 (PSF)	80	80,823
Frisco Independent School District GO
4.00%, 08/15/22 (PSF)	40	40,288
5.00%, 08/15/22 (PSF)	165	166,654
Harris County Cultural Education Facilities Finance Corp. RB
5.00%, 10/01/22	105	106,490
5.00%, 11/15/22	25	25,431
Harris County Toll Road Authority (The) RB, Series A, 5.00%, 08/15/22	340	343,516
Keller Independent School District/TX GO
5.00%, 08/15/22 (PSF)	30	30,313
Series A, 5.00%, 08/15/22 (PSF)	45	45,469
Klein Independent School District GO, 5.00%, 08/01/22 (PSF)	125	126,115

Security	Par (000)	Value

Texas (continued)
Leander Independent School District GO
Series A, 0.00%, 08/15/22 (PSF)(a)	$135	$134,474
Series B, 0.00%, 08/15/22(a)	50	49,768
Lewisville Independent School District GO
0.00%, 08/15/22 (PSF)(a)	500	498,134
5.00%, 08/15/22 (PSF)	155	156,563
Series A, 4.00%, 08/15/22 (PSF)	140	141,018
Series A, 5.00%, 08/15/22 (PSF)	45	45,454
Lone Star College System GOL, 5.00%, 09/15/22	215	217,789
Lower Colorado River Authority RB
5.00%, 05/15/22	500	500,617
Series B, 5.00%, 05/15/22	130	130,162
Series D, 5.00%, 05/15/22	125	125,153
Mesquite Independent School District GO, Series C, 5.00%, 08/15/22 (PSF)	115	116,196
Metropolitan Transit Authority of Harris County RB
5.00%, 11/01/22	120	121,940
Series B, 5.00%, 11/01/22	120	121,940
Midway Independent School District/McLennan County GO, 5.00%, 08/01/22 (PSF)	145	146,316
North Central Texas Health Facility Development Corp. RB, 5.00%, 08/15/22	20	20,205
North East Independent School District/TX GO, 5.00%, 08/01/22 (PSF)	55	55,495
North Texas Municipal Water District RB
5.00%, 06/01/22	355	356,070
6.25%, 06/01/22	85	85,338
North Texas Municipal Water District Water System Revenue RB, 5.00%, 09/01/22	280	283,319
Northside Independent School District GO
5.00%, 06/15/22 (PSF)	390	391,751
5.00%, 08/15/22 (PSF)	480	485,005
Series A, 5.00%, 06/01/22 (PSF)	75	75,227
Permanent University Fund - Texas A&M University System RB, Series A, 5.00%, 07/01/22	100	100,611
Permanent University Fund - University of Texas System RB, Series A, 5.00%, 07/01/22	100	100,611
Permanent University Fund RB - Texas A&M University System, 5.00%, 07/01/22	330	332,016
Port Authority of Houston of Harris County Texas GO, Series A, 5.00%, 10/01/22	140	142,044
San Antonio Independent School District/TX GO, 5.00%, 08/15/22 (PSF)	100	101,005
San Antonio Water System RB
5.00%, 05/15/22	65	65,084
5.00%, 05/15/22 (ETM)	105	105,133
Series A, 5.00%, 05/15/22	435	435,564
Series A, 5.00%, 05/15/22 (ETM)	185	185,234
Series B, 5.00%, 05/15/22	200	200,260
Southwest Higher Education Authority Inc. RB, Series SE, 5.00%, 10/01/22	55	55,783
Spring Independent School District GO
5.00%, 08/15/22 (BAM)	100	101,057
5.00%, 08/15/22 (PSF)	250	252,643
State of Texas GO
5.00%, 10/01/22	890	902,997
Series A, 5.00%, 10/01/22	1,095	1,110,991
Tarrant County Cultural Education Facilities Finance Corp. RB
5.00%, 10/01/22	105	106,516
5.00%, 12/01/22	45	45,871

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® iBonds® Dec 2022 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Tarrant Regional Water District RB, 5.00%, 09/01/22	$145	$146,723
Texas A&M University RB
Series A, 5.00%, 05/15/22	75	75,097
Series B, 5.00%, 05/15/22	20	20,026
Series D, 5.00%, 05/15/22	265	265,343
Series E, 5.00%, 05/15/22	400	400,518
Serise C, 5.00%, 05/15/22	100	100,130
Texas Transportation Commission State Highway Fund RB
First Series, 5.00%, 10/01/22	990	1,004,498
Series A, 5.00%, 10/01/22	240	243,515
Texas Water Development Board RB
3.00%, 10/15/22	1,000	1,006,876
5.00%, 08/01/22	230	232,087
5.00%, 10/15/22	160	162,530
Trinity River Authority Central Regional Wastewater System Revenue RB, 5.00%, 08/01/22	440	443,904
University of Texas System (The) RB
Series A, 5.00%, 08/15/22	295	298,008
Series C, 5.00%, 08/15/22	415	419,232
Series E, 5.00%, 08/15/22	320	323,263
Wylie Independent School District/TX GO, Series B, 4.00%, 08/15/22 (PSF)	165	166,232

		33,840,926

Utah — 1.0%
Central Utah Water Conservancy District RB, Series B, 5.00%, 10/01/22	165	167,348
County of Utah UT Transportation Sales Tax Revenue RB, 5.00%, 12/01/22	220	224,282
Intermountain Power Agency RB, Series A, 5.00%, 07/01/22	170	170,957
Metropolitan Water District of Salt Lake & Sandy RB, Series A, 4.00%, 07/01/22	350	351,583
Provo School District GO, 5.00%, 06/15/22 (GTD)	20	20,089
Salt Lake City Corp. RB, Series A, 4.00%, 10/01/22	70	70,739
State of Utah GO, 5.00%, 07/01/22	400	402,464
University of Utah (The) RB
Series A, 5.00%, 08/01/22	350	353,167
Series B, 5.00%, 08/01/22	325	327,917
Utah State Building Ownership Authority RB, 5.00%, 05/15/22	835	836,079
Utah Transit Authority RB
5.00%, 06/15/42 (PR 06/15/22)	735	738,252
Series A, 5.00%, 06/15/22	155	155,685
Series A, 5.25%, 06/15/22	180	180,847

		3,999,409

Vermont — 0.1%
State of Vermont GO, 5.00%, 08/15/22	120	121,248
Vermont Municipal Bond Bank RB
Series 1, 5.00%, 12/01/22	325	331,345
Series 5, 5.00%, 12/01/22	60	61,172

		513,765

Virginia — 3.3%
City of Alexandria VA GO
Series A, 5.00%, 07/15/22 (SAW)	125	125,938
Series B, 4.00%, 06/15/25 (PR 06/15/22) (SAW)	1,245	1,249,139
Series B, 5.00%, 06/15/22 (SAW)	270	271,209
City of Hampton VA GO
5.00%, 09/01/22 (SAW)	35	35,419
5.00%, 09/01/22 (ETM) (SAW)	10	10,114
City of Norfolk VA GO
5.00%, 08/01/22 (SAW)	310	312,805

Security	Par (000)	Value

Virginia (continued)
Series A, 5.00%, 09/01/22 (SAW)	$205	$207,430
City of Richmond VA GO, Series B, 5.00%, 07/15/22	100	100,751
City of Virginia Beach VA GO, Series B, 5.00%, 09/15/22 (SAW)	100	101,338
Commonwealth of Virginia GO
Series A, 5.00%, 06/01/22	565	566,707
Series A, 5.00%, 06/01/22 (ETM)	160	160,470
County of Fairfax VA GO
Series A, 4.00%, 10/01/22 (SAW)	275	277,973
Series A, 5.00%, 10/01/22 (SAW)	915	928,629
Series B, 4.00%, 10/01/22 (SAW)	105	106,135
Series B, 5.00%, 10/01/22 (SAW)	325	329,841
County of Henrico VA GO, 4.00%, 08/01/22	50	50,335
County of Henrico VA Water & Sewer Revenue RB, 5.00%, 05/01/22	30	30,000
County of Loudoun VA GO, Series A, 5.00%, 12/01/22 (SAW)	75	76,482
Hampton Roads Sanitation District RB, Serise A, 5.00%, 08/01/22	250	252,275
Hampton Roads Transportation Accountability Commission RB, Series A, 5.00%, 07/01/22	840	844,924
University of Virginia RB, Series A, 5.00%, 06/01/22	125	125,380
Virginia Beach Development Authority RB, Series B, 5.00%, 12/01/22	45	45,873
Virginia College Building Authority RB
5.00%, 09/01/22 (ST INTERCEPT)	255	258,013
5.00%, 09/01/22 (ETM) (ST INTERCEPT)	520	526,111
Series A, 5.00%, 09/01/22 (SAW)	95	96,129
Series A, 5.00%, 09/01/22 (ETM) (SAW)	55	55,637
Series B, 5.00%, 09/01/22 (ST INTERCEPT)	65	65,768
Series B, 5.00%, 09/01/22 (ETM) (ST INTERCEPT)	35	35,405
Virginia Commonwealth Transportation Board, 5.00%, 09/15/22	120	121,575
Virginia Commonwealth Transportation Board RB
5.00%, 05/15/22	405	405,523
5.00%, 05/15/25 (PR 05/15/22)	1,020	1,021,309
Series B, 5.00%, 05/15/22	175	175,226
Virginia Commonwealth Transportation Board RB , 5.00%, 05/15/22	95	95,123
Virginia Public Building Authority RB
Series A, 5.00%, 08/01/22	945	953,622
Series B, 5.00%, 08/01/22	100	100,912
Series C, 5.00%, 08/01/22	310	312,828
Virginia Public School Authority RB
5.00%, 08/01/22 (SAW)	275	277,495
Series A, 5.00%, 08/01/22	50	50,454
Series A, 5.00%, 08/01/22 (SAW)	75	75,680
Series B, 5.00%, 08/01/22	360	363,266
Series B, 5.00%, 08/01/22 (SAW)	535	539,854
Series B, 5.00%, 08/01/22 (ETM)	5	5,044
Virginia Resources Authority Clean Water Revolving Fund RB, 5.00%, 10/01/22	40	40,574
Virginia Resources Authority RB
5.00%, 11/01/22	500	508,584
5.00%, 11/01/22 (ETM)	50	50,848
Series A, 5.00%, 11/01/22	405	411,954
Serise S, 5.00%, 11/01/22	165	167,833

		12,923,934

Washington — 5.3%
Central Puget Sound Regional Transit Authority RB, Series S-1, 5.00%, 11/01/22	170	172,919

24	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® iBonds® Dec 2022 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Washington (continued)
Central Washington University RB, 5.00%, 05/01/22	$50	$50,000
City of Seattle WA Drainage & Wastewater Revenue RB, 5.00%, 05/01/22	395	395,000
City of Seattle WA GOL
Series A, 5.00%, 06/01/22	65	65,196
Series A, 5.00%, 12/01/22	100	101,958
City of Seattle WA Municipal Light & Power Revenue RB
5.00%, 09/01/22	535	541,430
Series A, 5.00%, 05/01/22	75	75,000
Series C, 5.00%, 10/01/22	160	162,363
City of Seattle WA Water System Revenue RB, 5.00%, 09/01/22	330	333,911
City of Vancouver WA GOL, Series B, 5.00%, 12/01/22	330	336,462
Clark County School District No. 119 Battleground GO, 4.00%, 12/01/22 (GTD)	155	157,148
County of King WA GO, 5.00%, 12/01/22	600	611,785
County of King WA GOL
4.00%, 12/01/22	20	20,278
Series C, 5.00%, 12/01/22	210	214,125
Series E, 5.00%, 12/01/22	1,235	1,259,257
County of King WA Sewer Revenue RB, Series B, 5.00%, 07/01/22	710	714,337
County of Snohomish WA GOL, 5.00%, 12/01/22	140	142,742
Energy Northwest RB, Series A, 5.00%, 07/01/22	975	980,892
King & Snohomish Counties School District No. 417 Northshore GO
5.00%, 12/01/22	225	229,406
5.00%, 12/01/22 (GTD)	565	576,064
King County Rural Library District GO, 4.00%, 12/01/22	355	359,713
King County School District No 405 Bellevue GO, 5.00%, 12/01/22	100	101,941
King County School District No. 405 Bellevue GO, 5.00%, 12/01/22 (GTD)	455	463,831
King County School District No. 409 Tahoma GO, 5.00%, 12/01/22 (GTD)	220	224,308
King County School District No. 414 Lake Washington GO, 5.00%, 12/01/22 (GTD)	1,145	1,168,694
Pierce County School District No. 10 Tacoma GO, 5.00%, 12/01/22 (GTD)	845	861,547
Port of Seattle WA RB
5.00%, 12/01/22	1,125	1,147,293
Series A, 5.00%, 08/01/22	435	438,990
Port of Tacoma WA RB, Series A, 5.00%, 12/01/22	135	137,620
Snohomish County Public Utility District No. 1 RB, 5.00%, 12/01/22	190	193,721
Snohomish County School District No. 201 Snohomish GO, 5.00%, 12/01/22 (GTD)	230	234,450
State of Washington COP
Series A, 5.00%, 07/01/22	150	150,879
Series B, 4.00%, 07/01/22	295	296,257
State of Washington GO
5.00%, 07/01/22	260	261,533
Series A, 5.00%, 08/01/22	100	100,887
Series A, 5.00%, 08/01/26 (PR 08/01/22)	1,750	1,765,704
Series B, 5.00%, 07/01/22	495	497,918
Series B, 5.00%, 08/01/22	160	161,420
Series C, 0.00%, 06/01/22 (AMBAC)(a)	135	134,787
Series C, 5.00%, 06/01/22	40	40,117
Series D, 5.00%, 07/01/22	25	25,147
Series F, 0.00%, 12/01/22 (NPFGC)(a)	65	64,209

Security	Par (000)	Value

Washington (continued)
Series F, 5.00%, 07/01/22	$190	$191,120
Series R-2012C, 4.00%, 07/01/22	480	482,062
Series R-2012D, 5.00%, 07/01/22	115	115,678
Series R-2015E, 5.00%, 07/01/22	330	331,946
Series R-2017A, 5.00%, 08/01/22	200	201,775
Series R-C, 5.00%, 07/01/22	105	105,619
Series R-D, 5.00%, 08/01/22	250	252,219
Serise R-2020C, 5.00%, 07/01/22	320	321,887
State of Washington RB
Series C, 5.00%, 09/01/22	260	262,882
Series F, 5.00%, 09/01/22	495	500,488
University of Washington RB
Series A, 5.00%, 12/01/22	75	76,469
Series B, 5.00%, 06/01/22	350	351,057
Series C, 5.00%, 12/01/22	720	734,099
Washington Health Care Facilities Authority RB, Series A, 5.00%, 11/15/22	125	127,152
Washington State University RB, 5.00%, 10/01/22	200	202,887
Yakima County School District No. 7 Yakima GO, 5.00%, 12/01/22 (GTD)	200	203,917
Yakima County School District No. 90 East Valley GO, 5.00%, 12/01/22 (GTD)	130	132,485

		20,564,981

West Virginia — 0.5%
State of West Virginia GO
Series A, 5.00%, 11/01/22	575	584,872
Serise A, 5.00%, 06/01/22	150	150,453
West Virginia Commissioner of Highways, Series A, 5.00%, 09/01/22	150	151,808
West Virginia Commissioner of Highways RB, Series A, 5.00%, 09/01/22	540	546,508
West Virginia State School Building Authority Lottery RB, Series A, 5.00%, 07/01/22	250	251,424
West Virginia Water Development Authority RB, Series A, 5.00%, 07/01/22	200	201,238

		1,886,303

Wisconsin — 3.1%
City of Madison WI GO, Series A, 4.00%, 10/01/22	100	101,011
City of Milwaukee WI GO
Series N2, 5.00%, 05/01/22	30	30,000
Series N2, 5.00%, 05/15/22	125	125,148
City of Milwaukee WI Sewerage System Revenue RB, Series S5, 5.00%, 06/01/22	260	260,771
Milwaukee County Metropolitan Sewer District GO
Series A, 4.00%, 10/01/22	110	111,144
Series A, 5.00%, 10/01/22	105	106,520
Series A, 5.25%, 10/01/22	105	106,627
State of Wisconsin Clean Water Fund Leveraged Loan Portfolio RB
Series 1, 4.00%, 06/01/22 (ETM)	75	75,163
Series 1, 5.00%, 06/01/22 (ETM)	125	125,369
State of Wisconsin Environmental Improvement Fund Revenue RB, Serise A, 5.00%, 06/01/22	250	250,755
State of Wisconsin GO
5.00%, 11/01/22	205	208,489
Series 1, 5.00%, 05/01/22	150	150,000
Series 1, 5.00%, 05/01/22 (ETM)	100	100,000
Series 1, 5.00%, 11/01/22	125	127,127
Series 2, 4.00%, 11/01/22	140	141,696

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® iBonds® Dec 2022 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Wisconsin (continued)
Series 2, 5.00%, 05/01/22	$155	$155,000
Series 2, 5.00%, 05/01/22 (ETM)	20	20,000
Series 2, 5.00%, 11/01/22	955	971,253
Series 3, 4.00%, 11/01/22	125	126,514
Series 3, 5.00%, 11/01/22	615	625,467
Series B, 5.00%, 05/01/22	75	75,000
Series D, 5.00%, 05/01/22	130	130,000
State of Wisconsin RB, Series A, 5.00%, 05/01/22	600	600,000
Wisconsin Department of Transportation RB
Series 1, 5.00%, 07/01/22	465	467,841
Series 1, 5.00%, 07/01/27 (PR 07/01/22)	2,790	2,806,861
Series 1, 5.00%, 07/01/28 (PR 07/01/22)	2,000	2,012,087
Series 2, 5.00%, 07/01/22	805	809,918
Series 2, 5.00%, 07/01/23 (PR 07/01/22)	225	226,360
Wisconsin Health & Educational Facilities Authority RB
5.00%, 08/15/22	165	166,668
Series C, 5.00%, 08/15/22 (ETM)	40	40,410
Series E, 4.00%, 11/15/22	125	126,559
WPPI Energy RB, Series A, 5.00%, 07/01/22	460	462,598

		11,842,356

Total Municipal Debt Obligations — 98.8% (Cost: $382,762,194)		382,539,041

Security	Shares (000)	Value

Short-Term Investments

Money Market Funds — 0.7%
BlackRock Liquidity Funds: MuniCash, 0.25%(c)(d)	2,777	$2,777,241

Total Short-Term Investments — 0.7% (Cost: $2,777,072)		2,777,241

Total Investments in Securities — 99.5% (Cost: $385,539,266)		385,316,282

Other Assets, Less Liabilities — 0.5%		1,847,322

Net Assets — 100.0%		$387,163,604

(a)	Zero-coupon bond.
(b)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/22	Shares Held at 04/30/22 (000)	Income	Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds: MuniCash	$346,035	$2,431,494	(a)	$—	$(439)	$151	$2,777,241	2,777	$754	$—

(a)	Represents net amount purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Municipal Debt Obligations	$—	$382,539,041	$—	$382,539,041
Money Market Funds	2,777,241	—	—	2,777,241

	$2,777,241	$382,539,041	$—	$385,316,282

See notes to financial statements.

26	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) April 30, 2022	iShares® iBonds® Dec 2023 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Debt Obligations

Alabama — 1.3%
Alabama Federal Aid Highway Finance Authority RB
5.00%, 09/01/23	$300	$311,285
Series A, 5.00%, 09/01/23	325	337,008
Series B, 5.00%, 09/01/23	310	321,454
Alabama Public School & College Authority RB
Series C, 5.00%, 06/01/23	100	103,082
Series A, 3.00%, 06/01/23	335	338,222
Series A, 5.00%, 02/01/23	505	516,723
Alabama Public School and College Authority RB
Series A, 5.00%, 11/01/23	170	176,905
Series B, 5.00%, 01/01/23	290	296,125
City of Huntsville AL GOL
Series C, 5.00%, 05/01/23	130	133,852
Series D, 5.00%, 05/01/23	115	118,408
State of Alabama GO
Series A, 5.00%, 08/01/23	255	264,208
Series A, 5.00%, 11/01/23	400	416,848
Series C, 5.00%, 08/01/23	155	160,597
Series C, 5.00%, 11/01/23	290	302,214
University of Alabama (The) RB, Series B, 5.00%, 07/01/23	190	196,265
University of Alabama at Birmingham RB 5.00%, 10/01/23	700	728,109
Series A, 5.00%, 10/01/23	135	140,421

		4,861,726

Alaska — 0.1%
Municipality of Anchorage AK GO, Series D, 5.00%, 09/01/23	165	171,119
State of Alaska GO, Series B, 5.00%, 08/01/23	100	103,598

		274,717

Arizona — 2.6%
Arizona Department of Transportation State Highway Fund Revenue RB, 5.00%, 07/01/23	210	216,900
Arizona Health Facilities Authority RB, Series A, 5.00%, 01/01/23	35	35,704
Arizona School Facilities Board COP, Series A, 5.00%, 09/01/23	365	378,486
Arizona State University RB
5.00%, 08/01/23	150	155,304
Series B, 5.00%, 07/01/23	220	227,383
Series C, 5.00%, 07/01/23	295	304,899
Arizona Transportation Board RB
5.00%, 07/01/23	1,105	1,141,305
Series A, 5.00%, 07/01/23	100	103,286
Arizona Water Infrastructure Finance Authority RB, Series A, 5.00%, 10/01/23	170	176,778
City of Mesa AZ Utility System Revenue RB, 5.00%, 07/01/23	35	36,191
City of Phoenix AZ GO
4.00%, 07/01/23	685	700,330
5.00%, 07/01/23	120	124,055
City of Phoenix Civic Improvement Corp. RB
5.00%, 07/01/23	735	759,635
5.50%, 07/01/23 (NPFGC)	85	88,367
Series A, 5.00%, 07/01/23	575	594,231
Series B, 5.00%, 07/01/23	610	630,488
Series D, 5.00%, 07/01/23	505	520,707
SeriesB, 5.00%, 07/01/23	140	144,747
City of Scottsdale AZ GO, 5.00%, 07/01/23	120	124,097
City of Tucson AZ Water System Revenue RB, Series A, 5.00%, 07/01/23	180	186,125

Security	Par (000)	Value

Arizona (continued)
County of Pima AZ GOL, 4.00%, 07/01/23	$310	$316,938
County of Pima AZ Sewer System Revenue RB, 5.00%, 07/01/23	570	589,261
Maricopa County Community College District GO, 5.00%, 07/01/23	200	206,782
Maricopa County Unified School District No. 48 Scottsdale GO, 5.00%, 07/01/23	75	77,543
Maricopa County Unified School District No. 80 Chandler GOL, 4.50%, 07/01/23	40	41,133
Maricopa County Union High School District No. 210-Phoenix GO
5.00%, 07/01/23	330	341,151
Series B, 5.00%, 07/01/23	175	180,913
Regional Public Transportation Authority RB, 5.25%, 07/01/23	135	139,947
Salt River Project Agricultural Improvement & Power District RB
5.00%, 01/01/23	365	372,344
Series A, 5.00%, 01/01/23	610	622,273
State of Arizona COP, 5.00%, 09/01/23	260	269,537
University of Arizona (The) RB
5.00%, 06/01/23	215	221,835
5.00%, 08/01/23	55	56,945

		10,085,620

Arkansas — 0.3%
State of Arkansas GO
4.25%, 06/01/23	35	35,831
5.00%, 04/01/23	315	323,749
5.00%, 10/01/23	785	816,299
University of Arkansas RB, Series A, 5.00%, 11/01/23	105	109,388

		1,285,267

California — 11.4%
Alameda Unified School District-Alameda County/CA GO, Series A, 0.00%, 08/01/23 (AGM)(a)	50	48,601
Anaheim Housing & Public Improvements Authority RB, Series A, 5.00%, 10/01/23	175	181,704
Bay Area Toll Authority RB
5.00%, 04/01/23	100	102,750
Series S-4, 5.00%, 04/01/43 (PR 04/01/23)	100	102,777
Series S-4, 5.25%, 04/01/53 (PR 04/01/23)	135	139,028
Benicia Unified School District GO, Series B, 0.00%, 08/01/23 (NPFGC)(a)	80	77,637
California Educational Facilities Authority RB, Series T-5, 5.00%, 03/15/23	590	606,075
California Health Facilities Financing Authority RB 5.00%, 11/15/23	25	26,075
Series A, 4.00%, 03/01/23	70	71,216
Series A, 5.00%, 11/15/23	15	15,632
Series B, 5.00%, 11/15/23	110	114,610
California Infrastructure & Economic Development Bank RB, Series A, 5.00%, 10/01/23	185	192,376
California State Public Works Board RB 5.00%, 09/01/23	200	207,497
Series A, 5.00%, 03/01/23	170	174,385
Series A, 5.00%, 09/01/23	175	181,560
Series A, 5.25%, 06/01/23 (ETM NPFGC)	15	15,515
Series B, 5.00%, 10/01/23	665	691,137
Series C, 5.00%, 11/01/23	65	67,660
Series D, 5.00%, 09/01/23	540	560,241
Series F, 5.00%, 05/01/23	135	138,987

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® iBonds® Dec 2023 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Series F, 5.00%, 09/01/23	$255	$264,558
Series G, 5.00%, 09/01/23	20	20,750
Series H, 5.00%, 06/01/23	195	201,157
Series H, 5.00%, 12/01/23	125	130,321
Series I, 5.00%, 11/01/23	545	567,299
California State University RB
5.00%, 11/01/23	170	177,160
Series A, 5.00%, 11/01/23	1,085	1,130,654
Series C, 5.00%, 11/01/23 (AGM)	120	125,054
Chabot-Las Positas Community College District GO, 4.00%, 08/01/23	195	199,610
City of Los Angeles CA GO, 5.00%, 09/01/23	350	363,119
City of Los Angeles CA Wastewater System Revenue RB
Series B, 4.00%, 06/01/23	100	102,075
Series B, 5.00%, 06/01/23	125	128,920
City of San Francisco CA Public Utilities Commission Water Revenue RB 5.00%, 11/01/23	645	672,070
Series B, 5.00%, 11/01/23	100	104,197
Coast Community College District GO 5.00%, 08/01/26 (PR 08/01/23)	1,200	1,243,030
Series A, 5.00%, 08/01/23	100	103,536
Contra Costa Transportation Authority RB, Series A, 5.00%, 03/01/23	320	328,200
Contra Costa Water District RB, Series T, 5.00%, 10/01/23	230	239,203
East Bay Municipal Utility District Water System Revenue RB, Series B, 5.00%, 06/01/23	185	190,842
Eastern Municipal Water District RB, Series A, 5.00%, 07/01/23	50	51,701
Escondido Union High School District GO, Series A, 0.00%, 08/01/23 (AGC)(a)	150	145,426
Folsom Cordova Unified School District School Facilities Improvement Dist No. 4 GO, Series A, 0.00%, 10/01/23 (NPFGC)(a)	195	187,926
Foothill-De Anza Community College District GO, 5.00%, 08/01/23	140	145,020
Grossmont Union High School District GO, 4.00%, 08/01/23	125	128,017
Huntington Beach Union High School District GO, 5.00%, 08/01/23	135	139,790
Irvine Ranch Water District SA, 5.00%, 02/01/23	30	30,719
Laguna Beach Unified School District GO, 4.00%, 08/01/23	155	158,742
Las Virgenes Unified School District GO
Series C, 0.00%, 11/01/23 (NPFGC)(a)	50	48,120
Series D, 0.00%, 09/01/23 (NPFGC)(a)	105	101,566
Long Beach Community College District GO 5.00%, 08/01/23	115	119,153
Series D, 0.00%, 05/01/23 (NPFGC)(a)	165	161,344
Los Angeles Community College District/CA GO
Series A, 5.00%, 08/01/23	450	466,758
Series C, 5.00%, 08/01/23	375	388,965
Los Angeles County Metropolitan Transportation Authority RB
5.00%, 07/01/23	125	129,268
Series A, 5.00%, 06/01/23	585	603,161
Series A, 5.00%, 07/01/23	725	749,754
Series C, 5.00%, 07/01/23	185	191,316
Los Angeles County Sanitation Districts Financing Authority RB, 5.00%, 10/01/23	410	426,114
Los Angeles Department of Water & Power Power System Revenue RB, Series E, 5.00%, 07/01/23	165	170,518

Security	Par (000)	Value

California (continued)
Los Angeles Department of Water & Power System Revenue RB
Series A, 5.00%, 07/01/23	$250	$258,360
Series A, 5.00%, 07/01/23	445	459,881
Series B, 4.00%, 07/01/23	150	153,305
Series B, 5.00%, 07/01/23	165	170,518
Series D, 4.00%, 07/01/23	205	209,516
Los Angeles Unified School District/CA GO
Series A, 4.00%, 07/01/23	595	608,523
Series A, 5.00%, 07/01/23	2,075	2,145,846
Series B-1, 5.00%, 07/01/23	1,000	1,034,143
Series C, 5.00%, 07/01/23	185	191,316
Metropolitan Water District of Southern California RB
Series A, 5.00%, 07/01/23	150	155,016
Series B, 5.00%, 09/01/23	75	77,811
Series E, 5.00%, 07/01/23	2,500	2,583,601
Modesto Irrigation District RB, 5.00%, 10/01/23	220	228,803
Mount Diablo Unified School District/CA GO, Series F, 5.00%, 08/01/23	20	20,712
Municipal Improvement Corp. of Los Angeles RB, Series B, 5.00%, 11/01/23	475	495,149
Newport Mesa Unified School District GO, Series 2007, 0.00%, 08/01/23 (NPFGC)(a)	50	48,547
Orange County Water District RB, 5.00%, 08/15/23	45	46,674
Palomar Community College District GO, Series B, 0.00%, 08/01/23(a)	200	194,595
Rancho Santiago Community College District GO, 4.00%, 09/01/23	45	46,131
Riverside County Transportation Commission RB, Series A, 5.00%, 06/01/23	1,010	1,042,219
Sacramento Municipal Utility District RB, Series D, 5.00%, 08/15/23	125	129,552
San Diego Community College District GO 0.00%, 08/01/23(a)	35	34,041
5.00%, 08/01/23	125	129,514
San Diego County Regional Transportation Commission RB, Series A, 5.00%, 04/01/23	75	77,097
San Diego County Water Authority RB, 5.00%, 05/01/23	100	102,913
San Diego Public Facilities Financing Authority RB, 5.00%, 10/15/23	65	67,622
San Diego Unified School District/CA GO
Series A, 0.00%, 07/01/23 (NPFGC)(a)	150	146,358
Series H-2, 3.00%, 07/01/23	200	202,240
Series H-2, 5.00%, 07/01/23	350	361,909
Series J-2, 5.00%, 07/01/23	135	139,593
San Diego Unified School District/CA RB, 5.00%, 07/01/23	225	232,656
San Francisco City & County Airport Commission San Francisco International Airport RB, Series D, 5.00%, 05/01/23	135	138,919
San Jose Evergreen Community College District GO
5.00%, 09/01/23	180	186,892
Series A, 5.00%, 09/01/23	285	295,912
San Jose Financing Authority RB, Series A, 5.00%, 06/01/23	25	25,765
San Mateo County Community College District GO, Series A, 0.00%, 09/01/23 (NPFGC)(a)	160	155,378
San Mateo Joint Powers Financing Authority RB, Series A, 5.00%, 07/15/23	100	103,451
San Mateo Union High School District GO
Series A, 4.00%, 09/01/23	140	143,481
Series A, 5.00%, 09/01/23	125	129,752

28	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® iBonds® Dec 2023 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Series B, 0.00%, 09/01/23 (NPFGC)(a)	$140	$135,974
Santa Clara County Financing Authority RB, Series Q, 5.00%, 05/15/23	105	108,228
Santa Clara Unified School District GO, 5.00%, 07/01/23	850	878,723
Santa Monica Community College District GO, Series A, 5.00%, 08/01/23	290	300,581
Santa Monica-Malibu Unified School District GO
0.00%, 08/01/23 (NPFGC)(a)	100	97,190
Series B, 4.00%, 08/01/23	200	204,803
Southern California Public Power Authority RB, Series A, 5.00%, 07/01/23	375	387,453
State of California Department of Water Resources RB
5.00%, 12/01/23	125	130,500
Series AW, 5.00%, 12/01/23	215	224,460
Series AX, 5.00%, 12/01/23	415	433,260
Series BA, 5.00%, 12/01/23	235	245,340
State of California GO
4.00%, 03/01/23	75	76,335
4.00%, 05/01/23	230	234,583
4.00%, 10/01/23	315	323,296
5.00%, 02/01/23	100	102,398
5.00%, 08/01/23	2,015	2,087,762
5.00%, 09/01/23	945	981,058
5.00%, 10/01/23	1,030	1,071,370
5.00%, 11/01/23	1,805	1,881,049
5.00%, 12/01/23	500	522,010
Series B, 5.00%, 08/01/23	715	740,819
Series B, 5.00%, 09/01/23	635	659,229
Torrance Unified School District GO
5.00%, 08/01/23	110	114,000
5.00%, 08/01/39 (PR 08/01/23)	230	238,248
University of California RB
Series AF, 5.00%, 05/15/23	335	345,126
Series AK, VRDN,5.00%, 05/15/48 (Put 05/15/23)(b)	3,125	3,215,555
Series AO, 5.00%, 05/15/23	495	509,962
Series AR, 4.00%, 05/15/23	210	214,211

		43,987,830

Colorado — 0.7%
Adams County School District No. 1 GO, 4.00%, 12/01/23 (SAW)	250	256,946
Board of Water Commissioners City & County of Denver (The) RB, Series B, 5.00%, 09/15/23	130	135,080
City & County of Denver Co. Airport System Revenue RB
Series A, 5.00%, 11/15/23	430	446,698
Series B, 5.00%, 11/15/23	200	207,766
City of Colorado Springs Co. Utilities System Revenue RB, Series C, 5.00%, 11/15/23	100	104,376
Denver City & County School District No. 1 GO, 5.00%, 12/01/23 (SAW)	415	433,459
E-470 Public Highway Authority RB, Series B, 0.00%, 09/01/23 (NPFGC)(a)	120	116,350
Metro Wastewater Reclamation District RB, Series A, 5.00%, 04/01/23	500	513,979
University of Colorado RB, Series A-2, 5.00%, 06/01/23	340	350,662

		2,565,316

Connecticut — 1.7%
City of Stamford CT GO, 5.00%, 06/01/23	100	103,190
Connecticut State Health & Educational Facilities Authority RB Series 2014-A, VRDN,1.10%, 07/01/48 (Put 02/07/23)(b)	500	496,270

Security	Par (000)	Value

Connecticut (continued)
Series C-2, VRDN,5.00%, 07/01/57 (Put 02/01/23)(b)	$1,030	$1,052,364
State of Connecticut Clean Water Fund - State Revolving Fund RB, Series B, 5.00%, 06/01/23	125	128,879
State of Connecticut GO
Series A, 5.00%, 03/15/23	275	282,396
Series A, 5.00%, 04/15/23	520	534,964
Series A, 5.00%, 10/15/23	505	525,741
Series B, 3.00%, 06/01/23	150	151,603
Series B, 5.00%, 04/15/23	200	205,755
Series B, 5.00%, 05/15/23	335	345,300
Series D, 5.00%, 06/15/23	120	123,947
Series E, 5.00%, 09/01/23	190	197,249
Series E, 5.00%, 10/15/23	100	104,107
Series F, 5.00%, 09/15/23	175	181,839
Series F, 5.00%, 11/15/23	200	208,598
Series H, 5.00%, 11/15/23	120	125,159
State of Connecticut Special Tax Revenue RB
Series A, 5.00%, 01/01/23	145	148,004
Series A, 5.00%, 08/01/23	275	284,379
Series A, 5.00%, 09/01/23	190	196,843
Series A, 5.00%, 10/01/23	655	679,814
Series B, 5.00%, 08/01/23	105	108,581
Series B, 5.00%, 10/01/23	100	103,788
University of Connecticut RB
Series A, 4.00%, 02/15/23	50	50,758
Series A, 5.00%, 02/15/23	100	102,289
Series A, 5.00%, 04/15/23	100	102,639

		6,544,456

Delaware — 0.9%
City of Wilmington DE GO, 3.00%, 06/01/23	160	161,624
County of New Castle DE GO
5.00%, 04/01/23	120	123,366
5.00%, 10/01/23	215	223,664
Delaware River & Bay Authority RB, Series B, 5.00%, 01/01/23	40	40,799
Delaware Transportation Authority RB, 5.00%, 07/01/23	1,305	1,349,251
State of Delaware GO
5.00%, 02/01/23	405	414,646
Series C, 5.00%, 03/01/23	640	656,615
Series A, 5.00%, 02/01/23	90	92,143
Series B, 5.00%, 07/01/23	165	170,614
Series C, 5.00%, 03/01/23	140	143,635
Series D, 5.00%, 07/01/23	210	217,145

		3,593,502

District of Columbia — 1.2%
District of Columbia GO
Series A, 5.00%, 06/01/23	2,050	2,114,283
Series B, 5.00%, 06/01/23	350	360,975
District of Columbia RB
5.00%, 07/15/23	20	20,625
Series A, 5.00%, 12/01/23	470	490,979
District of Columbia Water & Sewer Authority RB
Series A, 5.00%, 10/01/23	150	156,002
Series B, 5.00%, 10/01/23	215	223,633
Series C, 5.00%, 10/01/23	130	135,202
Washington Metropolitan Area Transit Authority RB
Series A, 5.00%, 07/15/23	500	517,257
Series A-1, 5.00%, 07/01/23	170	175,705

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® iBonds® Dec 2023 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

District of Columbia (continued)
Series B, 5.00%, 07/01/23	$220	$227,383

		4,422,044

Florida — 3.9%
City of Jacksonville FL RB
5.00%, 10/01/23	110	114,105
Series C, 5.00%, 10/01/23	100	103,732
City of Orlando FL RB, Series B, 5.00%, 10/01/23	135	140,325
City of Tallahassee FL Utility System Revenue RB, 5.00%, 10/01/23	35	36,406
City of Tampa FL Sales Tax Revenue RB, 5.00%, 10/01/23	100	103,930
County of Broward FL Airport System Revenue RB, Series C, 5.00%, 10/01/23	110	113,949
County of Miami-Dade FL Aviation Revenue RB, 5.00%, 10/01/23	330	341,381
County of Miami-Dade FL GO
5.00%, 07/01/23	25	25,839
Series 2015-D, 5.00%, 07/01/23	290	299,732
Series A, 5.00%, 07/01/23	390	403,087
County of Miami-Dade FL Transit System RB, 5.00%, 07/01/23	460	474,522
County of Miami-Dade FL Water & Sewer System Revenue RB
5.00%, 10/01/23	800	831,443
Series B, 5.00%, 10/01/23	205	213,057
County of Orange FL Sales Tax Revenue RB, Series C, 5.00%, 01/01/23	130	132,833
County of Orange FL Water Utility System Revenue RB, 5.00%, 10/01/23	110	114,417
County of Seminole FL Water & Sewer Revenue RB, Series A, 5.00%, 10/01/23	180	187,177
Florida Department of Environmental Protection RB
5.00%, 07/01/23	625	646,266
Series A, 5.00%, 07/01/23	765	791,029
Florida Department of Management Services COP, Series A, 5.00%, 08/01/23	210	217,530
Florida Municipal Power Agency RB, Series A, 5.00%, 10/01/23	125	129,753
Florida’s Turnpike Enterprise RB
Series A, 5.00%, 07/01/23	700	723,408
Series B, 5.00%, 07/01/23	625	645,900
Series C, 5.00%, 07/01/23	25	25,836
Hillsborough County School Board COP 5.00%, 07/01/23	100	103,251
Series A, 5.00%, 07/01/23	60	61,950
Jacksonville Transportation Authority RB, 5.00%, 08/01/23	170	175,883
Miami-Dade County Expressway Authority RB, Series A, 4.00%, 07/01/23	115	117,134
Orange County School Board COP
Series A, 5.00%, 08/01/23	90	93,137
Series D, 5.00%, 08/01/23	50	51,743
Orlando Utilities Commission RB, Series A, 5.00%, 10/01/23	270	280,842
Orlando-Orange County Convention Center RB, 5.00%, 10/01/23	270	280,076
Orlando-Orange County Expressway Authority RB, Series B, 5.00%, 07/01/23	150	154,718
Palm Beach County School District COP
Series A, 5.00%, 08/01/23	50	51,743
Series B, 5.00%, 08/01/23	250	258,714
Pasco County School Board COP, Series A, 5.00%, 08/01/23	20	20,667
Reedy Creek Improvement District GOL
5.00%, 06/01/23	125	128,893

Security	Par (000)	Value

Florida (continued)
Series A, 5.00%, 06/01/23	$255	$262,941
School Board of Miami-Dade County (The) COP, Series D, 5.00%, 02/01/23	150	153,370
School Board of Miami-Dade County (The) GO, 5.00%, 03/15/23	260	266,993
School District of Broward County/FL COP
Series A, 5.00%, 07/01/23	270	278,744
Series B, 5.00%, 07/01/23	170	175,506
Seminole County School Board COP, Series C, 5.00%, 07/01/23	20	20,650
State of Florida Department of Transportation RB, 5.00%, 07/01/23	100	103,321
State of Florida Department of Transportation Turnpike System Revenue RB, Series B, 5.00%, 07/01/23	140	144,682
State of Florida GO
5.00%, 06/01/23	1,035	1,067,905
5.00%, 07/01/23	50	51,701
Series A, 5.00%, 06/01/23	695	717,096
Series A, 5.00%, 07/01/23	950	982,324
Series B, 5.00%, 06/01/23	595	613,916
Series C, 5.00%, 06/01/23	355	366,286
Series E, 5.00%, 06/01/23	210	216,676
State of Florida Lottery Revenue RB
Series A, 5.00%, 07/01/23	235	242,776
Series B, 5.00%, 07/01/23	700	723,163
Volusia County School Board COP, Series A, 5.00%, 08/01/23 (BAM)	110	113,958

		15,096,416

Georgia — 1.2%
City of Atlanta GA Water & Wastewater Revenue RB
5.00%, 11/01/23	160	166,619
Series A, 5.00%, 11/01/23	125	130,171
City of Gainesville GA Water & Sewerage Revenue RB, 5.00%, 11/15/23	60	62,542
County of DeKalb GA Water & Sewerage Revenue RB, 5.00%, 10/01/23	135	140,325
County of Forsyth GA GO, Series B, 5.00%, 03/01/23	190	194,933
Forsyth County School District GO, 5.00%, 02/01/23	130	133,135
Georgia State Road & Tollway Authority RB, Series A, 5.00%, 06/01/23	150	154,622
Gwinnett County Development Authority COP, 5.25%, 01/01/23 (NPFGC)	115	117,694
Gwinnett County Water & Sewerage Authority RB, 5.00%, 08/01/23	500	518,055
State of Georgia GO
Series A, 5.00%, 07/01/23	785	812,446
Series A-1, 5.00%, 02/01/23	450	461,056
Series C, 5.00%, 07/01/23	75	77,622
Series C-1, 5.00%, 07/01/23	150	155,245
Series D, 5.00%, 02/01/23	355	363,722
Series E, 5.00%, 12/01/23	140	146,338
Series F, 5.00%, 01/01/23	1,000	1,022,324

		4,656,849

Hawaii — 1.6%
City & County Honolulu HI Wastewater System Revenue RB, Series B, 5.00%, 07/01/23	555	573,885
City & County of Honolulu HI GO
5.00%, 08/01/23	220	227,944
Series A, 5.00%, 09/01/23	320	332,209

30	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® iBonds® Dec 2023 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Hawaii (continued)
Series A, 5.00%, 10/01/23	$200	$207,889
Series B, 4.00%, 10/01/23	100	102,562
Series B, 5.00%, 09/01/23	360	373,735
Series B, 5.00%, 10/01/23	100	103,945
Series C, 5.00%, 10/01/23	145	150,720
Series E, 4.00%, 09/01/23	145	148,644
County of Hawaii HI GO, Series D, 5.00%, 09/01/23	75	77,811
State of Hawaii GO
5.00%, 08/01/29 ( 08/01/23)	500	517,805
Series EH, 5.00%, 08/01/30 (PR 08/01/23)	325	336,572
Series EH-2017, 5.00%, 08/01/23 (ETM)	520	538,516
Series EO, 5.00%, 08/01/23 (ETM)	50	51,718
Series EP, 5.00%, 08/01/23	320	331,354
Series EY, 5.00%, 10/01/23	385	400,186
Series EZ, 5.00%, 10/01/23	150	155,917
Series FE, 5.00%, 10/01/23	300	311,834
Series FG, 4.00%, 10/01/23	135	138,459
Series FG, 5.00%, 10/01/23	70	72,761
Series FH, 5.00%, 10/01/23	50	51,972
Series FK, 4.00%, 05/01/23	115	117,235
Series FK, 5.00%, 05/01/23	215	221,285
Series FN, 5.00%, 10/01/23	130	135,128
State of Hawaii State Highway Fund RB
Series A, 5.00%, 01/01/23	100	102,145
Series B, 4.00%, 01/01/23	165	167,461
Series B, 5.00%, 01/01/23	280	286,007

		6,235,699

Idaho — 0.0%
Idaho Housing & Finance Association RB, 5.00%, 07/15/23	110	113,664

Illinois — 1.8%
Chicago O’Hare International Airport RB
4.13%, 01/01/23	50	50,670
Series C, 5.00%, 01/01/23	100	101,912
Series B, 5.00%, 01/01/23	500	509,561
Series D, 5.00%, 01/01/23	90	91,721
Chicago Transit Authority Capital Grant Receipts Revenue RB, 5.00%, 06/01/23	200	205,838
Illinois Finance Authority RB
5.00%, 01/01/23	335	341,964
5.00%, 07/01/23	700	722,589
5.00%, 12/01/23	275	286,882
Series A, 5.00%, 10/01/23	135	140,248
State of Illinois GO
5.00%, 02/01/23	120	122,338
5.00%, 05/01/23	625	639,837
5.00%, 06/01/23	165	169,192
5.00%, 07/01/23	235	241,352
5.00%, 08/01/23	380	390,875
5.38%, 05/01/23	145	148,973
Series A, 5.00%, 04/01/23	250	255,620
Series A, 5.00%, 10/01/23	200	206,336
Series B, 5.00%, 03/01/23	250	255,245
Series B, 5.00%, 10/01/23	460	474,573
Series B, 5.00%, 12/01/23	50	51,724
Series D, 5.00%, 11/01/23	915	945,339
State of Illinois RB
5.00%, 06/15/23	325	332,998

Security	Par (000)	Value

Illinois (continued)
First Series, 6.00%, 06/15/23 (NPFGC)	$90	$93,244
Series C, 4.00%, 06/15/23	25	25,371

		6,804,402

Indiana — 0.9%
Ball State University, Series R, 5.00%, 07/01/23	170	175,585
Indiana Finance Authority RB
5.00%, 10/01/23	425	441,825
Series 2, 5.00%, 10/01/23	255	265,095
Series A, 5.00%, 02/01/23	60	61,402
Series A, 5.00%, 06/01/23	120	123,646
Series A, 5.00%, 12/01/23	100	104,035
Series B, 5.00%, 02/01/23	55	56,285
Series C, 5.00%, 12/01/23	1,120	1,169,103
Indiana Municipal Power Agency RB, Series A, 5.00%, 01/01/23	130	132,806
Indiana University RB
Series A, 5.00%, 06/01/23	175	180,526
Series X, 5.00%, 08/01/23	185	191,611
Purdue University COP
5.25%, 07/01/23	145	150,330
Series A, 5.00%, 07/01/23	195	201,612
Purdue University RB
5.00%, 07/01/23	130	134,408
Series A, 4.00%, 07/01/23	85	86,912
Series BB-1, 5.00%, 07/01/23	75	77,543

		3,552,724

Iowa — 0.4%
County of Polk IA GO, Series C, 5.00%, 06/01/23	220	226,684
Iowa City Community School District RB, 5.00%, 06/01/23	55	56,659
Iowa Finance Authority RB, 5.00%, 08/01/23	255	264,176
State of Iowa RB
5.00%, 06/15/23	145	149,687
Series A, 5.00%, 06/01/23	665	685,853

		1,383,059

Kansas — 0.4%
City of Wichita KS GO, Series 811, 5.00%, 06/01/23	135	139,307
Johnson County Water District No. 1 RB, Series A, 5.00%, 01/01/23	210	214,548
Kansas Development Finance Authority RB, Series B, 5.00%, 05/01/23	190	195,383
Sedgwick County Unified School District No. 259 Wichita GO, Series A, 4.00%, 10/01/23	70	71,804
State of Kansas Department of Transportation RB, Series A, 5.00%, 09/01/23	685	711,134
Wyandotte County-Kansas City Unified Government GO, Series D, 5.00%, 08/01/23	100	103,598

		1,435,774

Kentucky — 0.2%
Kentucky Asset Liability Commission RB, 5.25%, 09/01/23	500	520,034
Louisville & Jefferson County Metropolitan Sewer District RB, Series C, 5.00%, 05/15/23	125	128,844

		648,878

Louisiana — 0.5%
State of Louiliana RB, Series A, 5.00%, 06/15/23	25	25,819
State of Louisiana GO
5.00%, 08/01/23	120	124,183
5.00%, 12/01/23	275	286,664
Series A, 4.00%, 09/01/23	75	76,785
Series A, 5.00%, 02/01/23	210	214,875

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® iBonds® Dec 2023 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Louisiana (continued)
Series A, 5.00%, 04/01/23	$35	$35,946
Series C, 5.00%, 07/15/23	150	155,068
Series C, 5.00%, 08/01/23	500	517,428
State of Louisiana RB
5.00%, 09/01/23	60	62,281
Series A, 5.00%, 06/15/23	300	309,833

		1,808,882

Maine — 0.6%
City of Portland ME GOL, 4.00%, 04/01/23	115	117,119
Maine Municipal Bond Bank RB
Series A, 5.00%, 09/01/23	675	700,753
Series A, 5.00%, 11/01/23	125	130,190
Series C, 5.00%, 11/01/23	225	234,341
Maine Turnpike Authority RB, 5.00%, 07/01/23	90	92,936
State of Maine GO, Series B, 5.00%, 06/01/23	990	1,021,367

		2,296,706

Maryland — 4.0%
City of Baltimore MD GO, Series A, 5.00%, 10/15/23	200	208,185
City of Baltimore MD RB, Series D, 5.00%, 07/01/23	330	341,074
County of Anne Arundel MD GOL
5.00%, 04/01/23	115	118,226
5.00%, 10/01/23	75	78,022
County of Baltimore MD GO
5.00%, 02/01/23	510	522,223
5.00%, 11/01/23	180	187,581
County of Charles MD GO
5.00%, 10/01/23	1,030	1,070,629
5.00%, 11/01/23	10	10,414
County of Frederick MD GO, Series A, 5.00%, 08/01/23	240	248,516
County of Harford MD GO
5.00%, 07/01/23	1,500	1,550,336
5.00%, 09/15/23	260	270,017
County of Howard MD GO, Series A, 5.00%, 02/15/23	155	158,892
County of Montgomery MD GO
5.00%, 11/01/23	125	130,397
Series A, 5.00%, 11/01/23	590	615,471
Series A, 5.00%, 12/01/23	675	705,452
Series B, 5.00%, 11/01/23	465	485,075
Series B, 5.00%, 12/01/23	620	647,970
Series C, 5.00%, 10/01/23	295	307,140
County of Prince George’s MD COP, 5.00%, 10/15/23	25	26,008
County of Prince George’s MD GO, Series A, 5.00%, 09/15/23	120	124,723
County of Prince George’s MD GOL, Series A, 5.00%, 07/01/23	235	243,051
State of Maryland Department of Transportation RB
4.00%, 09/01/23	305	312,543
5.00%, 02/15/23	690	706,996
5.00%, 09/01/23	200	207,550
5.00%, 10/01/23	910	946,154
State of Maryland GO
First Series, 5.00%, 06/01/23	715	737,887
Second Series, 5.00%, 08/01/23	90	93,261
Series A, 5.00%, 03/01/23	275	282,162
Series A, 5.00%, 08/01/23	510	528,480
Series B, 4.00%, 08/01/23	595	609,289
Series C, 5.00%, 08/01/23	1,320	1,367,831
Washington Suburban Sanitary Commission RB
4.00%, 06/01/23 (GTD)	185	188,939

Security	Par (000)	Value

Maryland (continued)
5.00%, 06/01/23 (GTD)	$725	$748,129
5.00%, 06/15/23 (GTD)	575	593,910

		15,372,533

Massachusetts — 2.3%
City of Boston MA GO, Series A, 5.00%, 03/01/23	235	241,159
Commonwealth of Massachusetts Federal Highway Grant Anticipation Note Revenue RB, Series A, 5.00%, 06/15/23	390	402,870
Commonwealth of Massachusetts GOL
Series 8, 5.00%, 07/01/23	175	181,037
Series A, 4.20%, 08/01/23 (AMBAC)	100	102,683
Series A, 5.00%, 03/01/23	260	266,837
Series A, 5.00%, 05/01/23	105	108,164
Series A, 5.00%, 07/01/23	235	243,106
Series B, 5.00%, 01/01/23	100	102,206
Series B, 5.00%, 07/01/23	1,030	1,065,529
Series B, 5.25%, 08/01/23	70	72,777
Series B, 5.25%, 09/01/23 (AGM)	225	234,438
Series C, 5.00%, 10/01/23	110	114,480
Series C, 5.50%, 12/01/23 (AMBAC)	500	525,857
Series D, 5.00%, 07/01/23	280	289,658
Series E, 5.00%, 11/01/23	985	1,027,080
Series H, 5.00%, 12/01/23	120	125,280
Commonwealth of Massachusetts Transportation Fund Revenue RB, Series A, 5.00%, 06/01/23	375	386,678
Massachusetts Bay Transportation Authority RB
Series A, 5.00%, 07/01/23	250	258,418
Series B, 5.25%, 07/01/23	445	461,255
Series C, 5.50%, 07/01/23	75	77,954
Massachusetts Bay Transportation Authority Sales Tax Revenue RB, Series A, 5.00%, 07/01/23	325	335,944
Massachusetts Clean Water Trust (The) RB, 5.00%, 08/01/23	255	264,208
Massachusetts Department of Transportation RB, Series C, 0.00%, 01/01/23 (NPFGC)(a)	85	83,923
Massachusetts School Building Authority RB
Series A, 5.00%, 05/15/23	425	437,946
Series A, 5.00%, 11/15/23 (ETM)	85	88,619
Series A, 5.00%, 05/15/38 (PR 05/15/23)	325	334,730
Series C, 4.00%, 08/15/23 (ETM)	60	61,447
Massachusetts State College Building Authority RB
5.00%, 05/01/23 (ST INTERCEPT)	100	102,933
Series A, 4.00%, 05/01/23	150	152,930
Massachusetts Water Resources Authority RB
Series A, 5.00%, 08/01/23	115	119,080
Series B, 5.25%, 08/01/23 (AGM)	275	285,597
University of Massachusetts Building Authority RB
5.00%, 11/01/23	100	104,137
Series 2021-1, 5.00%, 11/01/23	345	359,272

		9,018,232

Michigan — 1.0%
County of Macomb MI GOL, 4.00%, 05/01/23	100	101,993
Great Lakes Water Authority Water Supply System Revenue RB, Series A, 5.00%, 07/01/23	310	319,823
Michigan Finance Authority RB
5.00%, 11/15/23	50	52,049
Series B, 5.00%, 10/01/23	270	280,804
Michigan State Building Authority RB
Series I, 5.00%, 04/15/23	990	1,018,395
Series I, 5.00%, 10/15/23	210	218,594

32	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® iBonds® Dec 2023 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Michigan (continued)
State of Michigan GO
5.00%, 12/01/23	$75	$78,300
Series A, 5.00%, 05/01/23	55	56,635
Series A, 5.00%, 12/01/23	190	198,360
Series B, 5.00%, 11/01/23	20	20,842
State of Michigan RB, 5.00%, 03/15/23	500	512,356
State of Michigan Trunk Line Revenue RB, 5.00%, 11/15/23	70	72,966
University of Michigan RB, Series A, 5.00%, 04/01/23	700	719,377
Wayne County Airport Authority RB, Series G, 5.00%, 12/01/23	100	103,925

		3,754,419

Minnesota — 1.6%
City of Rochester MN Electric Utility Revenue RB, Series E, 5.00%, 12/01/23	25	26,072
County of Hennepin MN GO
5.00%, 12/01/23	305	318,517
Series C, 5.00%, 12/01/23	385	402,063
Series A, 5.00%, 12/01/23	95	99,210
Series C, 5.00%, 12/01/23	70	73,102
Elk River Independent School District No. 728 GO, Series A, 5.00%, 02/01/23	85	87,031
Metropolitan Council GO
Series A, 5.00%, 03/01/23	320	328,013
Series B, 5.00%, 12/01/23	225	234,900
Minnesota Municipal Power Agency RB, 5.00%, 10/01/23	30	31,132
Minnesota Public Facilities Authority RB, Series A, 5.00%, 03/01/23	285	292,447
Southern Minnesota Municipal Power Agency RB, Series A, 5.00%, 01/01/23	115	117,352
State of Minnesota GO
5.00%, 10/01/23	750	780,971
Series D, 5.00%, 10/01/23	100	104,129
Series A, 5.00%, 08/01/23	595	617,084
Series B, 5.00%, 08/01/23	840	871,175
Series B, 5.00%, 10/01/23	250	260,324
Series D, 5.00%, 08/01/23	745	772,650
Series F, 5.00%, 10/01/23	175	182,227
State of Minnesota RB, Series A, 5.00%, 06/01/23	580	597,558

		6,195,957

Mississippi — 0.1%
State of Mississippi GO, Series F, 5.25%, 10/01/23	215	224,377

Missouri — 1.0%
City of Kansas City MO GO, Series A, 5.00%, 02/01/23	550	562,768
City of Springfield MO Public Utility Revenue RB, 5.00%, 08/01/23	175	181,100
Metropolitan St Louis Sewer District RB, Series B, 5.00%, 05/01/25 (PR 05/01/23)	175	180,045
Missouri Highway & Transportation Commission RB
Series A, 4.00%, 05/01/23	100	102,023
Series A, 5.00%, 05/01/23	330	339,911
Series B, 5.00%, 05/01/23	125	128,754
Series C, 5.00%, 02/01/23	620	635,000
Series S, 5.00%, 05/01/23	490	504,716
Missouri State Board of Public Buildings RB
5.00%, 10/01/23	225	233,971
Series A, 4.00%, 04/01/23	295	300,542
Series B, 5.00%, 10/01/23	120	124,785

Security	Par (000)	Value

Missouri (continued)
Missouri State Environmental Improvement & Energy Resources Authority RB
Series A, 5.00%, 07/01/23	$160	$165,444
Series B, 5.00%, 01/01/23	80	81,743
Series B, 5.00%, 07/01/23	405	418,780

		3,959,582

Nebraska — 0.8%
Nebraska Public Power District RB, Series B, 5.00%, 01/01/23	235	239,916
Omaha Public Power District RB
5.00%, 02/01/23	1,935	1,979,920
Series A, 5.00%, 02/01/23	740	757,179

		2,977,015

Nevada — 2.9%
City of Las Vegas NV GOL, Series A, 5.00%, 06/01/23	115	118,544
Clark County School District GOL
Series A, 5.00%, 06/15/23	300	309,192
Series A, 5.00%, 06/15/23	300	309,192
Series B, 5.00%, 06/15/23	260	267,966
Clark County Water Reclamation District GOL, 5.00%, 07/01/23	1,140	1,178,122
County of Clark Department of Aviation RB
5.00%, 07/01/23	215	221,687
Series A, 5.00%, 07/01/23	150	154,665
County of Clark NV GOL
5.00%, 06/01/23	75	77,352
5.00%, 11/01/23	580	603,993
5.00%, 12/01/23	100	104,321
Series A, 5.00%, 11/01/23	355	369,685
County of Clark NV Passenger Facility Charge Revenue RB, 5.00%, 07/01/23	250	257,776
County of Clark NV RB, 5.00%, 07/01/23	950	980,657
Las Vegas Valley Water District GOL
5.00%, 06/01/23	1,180	1,216,234
Series A, 5.00%, 06/01/23	570	587,503
Series B, 5.00%, 12/01/23	125	130,282
Nevada System of Higher Education COP, Series A, 5.00%, 07/01/23	40	41,267
Nevada System of Higher Education RB
Series A, 5.00%, 07/01/23	150	154,700
Series B, 5.00%, 07/01/23	100	103,134
State of Nevada GOL
5.00%, 11/01/23	1,000	1,042,119
Series D, 5.00%, 04/01/23	380	390,624
Series D-1, 5.00%, 03/01/23	675	692,523
Series H-1, 5.00%, 06/01/23	210	216,699
State of Nevada Highway Improvement Revenue RB, 5.00%, 12/01/23	1,190	1,242,360
Truckee Meadows Water Authority RB, 5.00%, 07/01/23	230	237,826
Washoe County School District/NV GOL
Series A, 5.00%, 06/01/23 (PSF)	190	195,958
Series F, 5.00%, 06/01/23	40	41,254

		11,245,635

New Hampshire — 0.2%
New Hampshire Health and Education Facilities Authority Act RB, 5.00%, 07/01/23	125	129,005
New Hampshire Municipal Bond Bank RB
Series B, 5.00%, 08/15/23	100	103,564
Series C, 5.25%, 08/15/23 (HERBIP)	100	103,879
Series E, 5.00%, 08/15/23	125	129,600

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® iBonds® Dec 2023 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New Hampshire (continued)
State of New Hampshire GO, Series A, 5.00%, 03/01/23	$200	$205,242

		671,290

New Jersey — 1.9%
County of Monmouth NJ GO
5.00%, 01/15/23	120	122,653
5.00%, 07/15/23	115	118,969
Monmouth County Improvement Authority (The) RB
5.00%, 07/15/23	160	165,580
Series B, 4.00%, 08/01/23 (GTD)	115	117,733
Series B, 5.00%, 12/01/23 (GTD)	245	255,741
New Jersey Economic Development Authority RB
5.00%, 06/15/23	150	154,596
Series B, 5.00%, 11/01/23 (SAP)	470	486,347
Series DDD, 5.00%, 06/15/23	100	103,064
Series N-1, 5.50%, 09/01/23 (NPFGC)	200	207,861
Series NN, 5.00%, 03/01/23	800	819,766
Series UU, 5.00%, 06/15/23	50	51,532
Series XX, 5.00%, 06/15/23 (SAP)	1,005	1,035,792
New Jersey Educational Facilities Authority RB
5.00%, 06/01/23 (SAP)	95	97,824
5.00%, 06/15/23	140	144,289
Series B, 5.00%, 07/01/23	50	51,701
New Jersey Transportation Trust Fund Authority RB
Series A, 5.00%, 06/15/23	405	417,181
Series A, 5.75%, 06/15/23 (NPFGC)	100	103,886
Series AA, 5.00%, 06/15/23	505	520,473
New Jersey Turnpike Authority RB
Series A, 5.00%, 01/01/23 (ETM)	10	10,214
Series B, 5.00%, 01/01/23	255	260,216
Series C, 5.00%, 01/01/23	170	173,477
State of New Jersey GO
5.00%, 06/01/23	560	575,801
Series A, 4.00%, 06/01/23	895	910,689
Series T, 5.00%, 06/01/23	350	359,875

		7,265,260

New Mexico — 0.9%
County of Santa Fe NM GO, 5.00%, 07/01/23	145	149,883
County of Santa Fe NM RB, 5.00%, 06/01/23	185	190,721
New Mexico Finance Authority RB
Series A, 5.00%, 06/15/23	145	149,622
Series B, 5.00%, 06/01/23	140	144,481
State of New Mexico GO
5.00%, 03/01/23	100	102,554
Series B, 5.00%, 03/01/23	600	615,325
State of New Mexico Severance Tax Permanent Fund RB
5.00%, 07/01/23	155	160,183
Series A, 5.00%, 07/01/23	1,250	1,291,800
Series B, 4.00%, 07/01/23	390	398,592
Series B, 5.00%, 07/01/23	40	41,338
University of New Mexico (The) RB
Series A, 5.00%, 06/01/23	195	200,798
Series C, 5.00%, 06/01/23	100	102,973

		3,548,270

New York — 9.3%
City of New York NY GO
Series 1, 5.00%, 08/01/23	375	388,353
Series A, 4.00%, 08/01/23	150	153,509
Series A, 5.00%, 08/01/23	340	352,107
Series A-1, 5.00%, 08/01/23	320	331,395

Security	Par (000)	Value

New York (continued)
Series C, 5.00%, 08/01/23	$2,075	$2,148,886
Series C-1, 5.00%, 08/01/23	250	258,902
Series D, 5.00%, 08/01/23	35	36,246
Series D-1, 5.00%, 08/01/23	50	51,780
Series E, 5.00%, 08/01/23	210	217,478
Series G, 5.00%, 08/01/23	705	730,103
Series H, 5.00%, 08/01/23	765	792,240
Series I, 5.00%, 03/01/23	65	66,677
Series I, 5.00%, 03/01/23 (ETM)	10	10,252
Series I, 5.00%, 08/01/23	250	258,902
Series J, 5.00%, 08/01/23	800	828,487
County of Albany NY GOL, 4.00%, 08/01/23	100	102,302
County of Nassau NY GOL, Series C, 5.00%, 04/01/28 (PR 04/01/23) (AGM)	515	529,209
Hudson Yards Infrastructure Corp. RB
4.00%, 02/15/23	155	157,533
Series A, 5.00%, 02/15/23	175	179,214
Long Island Power Authority RB
5.00%, 09/01/23	400	415,368
Series A, 5.00%, 09/01/23	150	155,763
Metropolitan Transportation Authority RB
4.00%, 11/15/23	200	204,450
Series A, 5.00%, 11/15/23	10	10,397
Series A-1, 5.00%, 11/15/23	50	51,860
Series A-2, 5.00%, 11/15/23	195	202,254
Series B, 5.00%, 11/15/23	930	964,585
Series B-3, 5.00%, 11/15/23	55	57,046
Series C, 5.00%, 11/15/23	160	165,951
Series C-1, 5.00%, 11/15/23	365	378,576
Series D, 5.00%, 11/15/23	400	414,878
Series F, 5.00%, 11/15/23	140	145,207
New York City Transitional Finance Authority Building Aid Revenue RB
Series S-1, 5.00%, 07/15/23 (SAW)	650	672,488
Series S-2, 5.00%, 07/15/23 (SAW)	370	382,770
Series S-3, 5.00%, 07/15/23 (SAW)	200	206,903
Series S-4A, 5.00%, 07/15/23 (SAW)	250	258,666
New York City Transitional Finance Authority Future Tax Secured Revenue RB
5.00%, 11/01/23	395	411,637
Series A-1, 4.00%, 08/01/23	125	128,002
Series A-1, 5.00%, 08/01/23	1,590	1,647,614
Series A-3, 5.00%, 08/01/23	210	217,609
Series B-1, 4.00%, 08/01/23	100	102,401
Series B-1, 5.00%, 11/01/23	100	104,212
Series C, 5.00%, 11/01/23	640	666,957
Series D, 5.00%, 11/01/23	315	328,267
Series E-1, 5.00%, 02/01/23	25	25,601
Series F-1, 5.00%, 02/01/23	295	302,092
Sub-Series C, 5.00%, 11/01/23	645	672,167
New York City Water & Sewer System RB
Series AA, 4.00%, 06/15/23	175	178,780
Series AA-2, 5.00%, 06/15/23	885	913,836
Series BB2, 4.00%, 06/15/23	135	137,897
Series DD, 5.00%, 06/15/23	385	397,545
New York Convention Center Development Corp. RB
5.00%, 11/15/23	25	25,971
Series B, 5.00%, 11/15/23	20	20,715
New York State Dormitory Authority RB
5.00%, 07/01/23	100	103,286

34	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® iBonds® Dec 2023 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Series 2015 B-A, 5.00%, 03/15/23	$110	$112,959
Series A, 4.00%, 03/15/23	60	61,096
Series A, 4.00%, 10/01/23 (SAW)	240	245,778
Series A, 5.00%, 02/15/23	1,420	1,455,332
Series A, 5.00%, 03/15/23	1,385	1,422,251
Series A, 5.00%, 07/01/23	110	113,601
Series A, 5.00%, 10/01/23 (AGM)	65	67,407
Series A, 5.00%, 10/01/23 (SAW)	150	155,661
Series A, 5.00%, 02/15/36 (PR 02/15/23)	1,000	1,024,895
Series A, 5.50%, 05/15/23 (NPFGC)	205	212,346
Series B, 5.00%, 02/15/23	760	778,909
Series B, 5.00%, 07/01/23	315	325,534
Series B, 5.00%, 10/01/23	200	208,060
Series C, 5.00%, 03/15/23	835	857,458
Series D, 5.00%, 02/15/23	335	343,340
Series E, 5.00%, 02/15/23	325	333,083
Series E, 5.00%, 03/15/23	245	251,572
Series E, 5.00%, 10/01/23 (SAW)	50	51,887
New York State Environmental Facilities Corp. RB
5.00%, 05/15/23	200	206,170
5.00%, 06/15/23	605	624,965
Series B, 5.00%, 06/15/23	110	113,630
Series D, 5.00%, 09/15/23	175	181,863
New York State Thruway Authority RB
Series K, 5.00%, 01/01/23	160	163,411
Series L, 5.00%, 01/01/23	260	265,544
New York State Urban Development Corp. RB
Series A, 5.00%, 03/15/23	1,370	1,406,848
Series A-2, 5.00%, 03/15/23	175	179,707
Series C-1, 5.00%, 03/15/23	325	333,741
Series D, 5.00%, 03/15/23	805	826,651
Series E, 5.00%, 03/15/23	140	143,765
Port Authority of New York & New Jersey RB
5.00%, 07/15/23	355	367,038
5.00%, 10/15/23	130	135,168
5.00%, 11/15/23	310	322,897
Series 179, 5.00%, 12/01/23	350	364,900
Sales Tax Asset Receivable Corp. RB, Series A, 5.00%, 10/15/23	855	889,773
State of New York GO, Series A, 4.00%, 03/01/23	240	244,309
Town of Brookhaven NY GOL, Series A, 3.00%, 03/15/23	500	504,938
Triborough Bridge & Tunnel Authority RB
5.00%, 11/15/23	155	161,520
Series A, 5.00%, 11/15/23	140	145,889
Series A, 5.00%, 11/15/23	680	708,604
Series A, 5.00%, 11/15/23 (Call 05/15/23)	100	102,829
Series B, 4.00%, 11/15/23	380	390,286
Series B, 5.00%, 11/15/23	270	281,357

		35,752,298

North Carolina — 2.4%
Cape Fear Public Utility Authority RB, Series A, 5.00%, 06/01/23	50	51,579
City of Charlotte NC COP, Series C, 5.00%, 12/01/23	40	41,735
City of Charlotte NC Water & Sewer System Revenue RB, 5.00%, 07/01/23	2,000	2,067,817
City of Winston-Salem NC RB, Series C, 5.00%, 06/01/23	20	20,649
County of Buncombe NC RB
5.00%, 06/01/23	335	345,614
Series A, 5.00%, 06/01/23	200	206,337
County of Durham NC GO, 5.00%, 10/01/23	200	208,060

Security	Par (000)	Value

North Carolina (continued)
County of Forsyth NC GO, 5.00%, 12/01/23	$255	$266,220
County of Guilford NC GO, Series A, 5.00%, 05/01/23	685	705,710
County of Mecklenburg NC GO
Series A, 5.00%, 09/01/23	100	103,842
Series B, 5.00%, 12/01/23	65	67,881
County of Mecklenburg NC RB, Series A, 5.00%, 10/01/23	295	306,930
County of Union NC GO, 5.00%, 09/01/23	665	690,372
County of Wake NC GO
5.00%, 04/01/23	120	123,300
Series B, 4.00%, 05/01/23	125	127,429
County of Wake NC RB
5.00%, 09/01/23	150	155,623
Series A, 5.00%, 12/01/23	465	485,091
North Carolina Medical Care Commission RB, 5.00%, 06/01/23	15	15,477
North Carolina Municipal Power Agency No. 1 RB
Series B, 5.00%, 01/01/23	110	112,338
Series E, 5.00%, 01/01/23	10	10,212
North Carolina State University at Raleigh RB, Series A, 5.00%, 10/01/28 (PR 10/01/23)	200	207,917
State of North Carolina GO
5.00%, 06/01/23	65	67,073
Series A, 5.00%, 06/01/23	1,615	1,666,519
State of North Carolina RB
5.00%, 03/01/23	720	738,090
Series A, 5.00%, 05/01/23	260	267,756
Series C, 5.00%, 05/01/23	155	159,624

		9,219,195

North Dakota — 0.0%
North Dakota Public Finance Authority RB, Series A, 5.00%, 10/01/23	105	109,216

Ohio — 3.4%
City of Cincinnati OH Water System Revenue RB, Series B, 5.00%, 12/01/23	190	198,360
City of Columbus OH GO
5.00%, 07/01/30 (PR 07/01/23)	1,250	1,291,947
Series 1, 5.00%, 07/01/23	175	180,832
Series 2017-1, 4.00%, 04/01/23	500	509,211
Series 5, 5.00%, 08/15/23	270	279,797
Series A, 4.00%, 07/01/23	25	25,548
Series A, 5.00%, 02/15/23	260	266,466
Series A, 5.00%, 04/01/23	170	174,659
Series A, 5.00%, 08/15/23	130	134,717
Series A, 5.00%, 08/15/28 (PR 08/15/23)	225	233,259
City of Columbus OH GOL, Series B, 5.00%, 08/15/23	270	279,797
County of Hamilton OH Sales Tax Revenue RB, Series A, 5.00%, 12/01/23	135	140,940
County of Hamilton OH Sewer System Revenue RB, Series A, 5.00%, 12/01/23	120	125,185
Miami University/Oxford OH RB, 5.00%, 09/01/23	165	171,317
Northeast Ohio Regional Sewer District RB, 5.00%, 11/15/28 (PR 05/15/23)	625	643,712
Ohio Higher Educational Facility Commission RB
5.00%, 12/01/23	105	109,553
5.00%, 12/01/23 (ETM)	45	46,809
Series A, 5.00%, 12/01/23	160	166,939
Ohio State University (The) RB
5.00%, 12/01/23	610	636,356
Series A, 5.00%, 12/01/23	395	412,066

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® iBonds® Dec 2023 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Ohio (continued)
Ohio Turnpike & Infrastructure Commission RB
Series A, 5.00%, 02/15/23	$425	$435,570
Series A-1, 5.00%, 02/15/23	290	297,212
Ohio University RB, Series A, 5.00%, 12/01/23	120	124,994
Ohio Water Development Authority RB
5.00%, 12/01/23	615	641,572
Series A, 5.00%, 06/01/23	205	211,428
Series B, 5.00%, 12/01/23	130	135,617
Ohio Water Development Authority Water Pollution Control Loan Fund RB
5.00%, 06/01/23	180	185,664
5.00%, 12/01/23	255	266,058
5.50%, 06/01/23	235	243,641
5.50%, 12/01/23	150	157,661
Series 2015-A, 5.00%, 12/01/23	305	318,226
State of Ohio Department of Administrative Services COP, 5.00%, 09/01/23	275	285,124
State of Ohio GO
Series A, 5.00%, 03/01/23	155	159,024
Series A, 5.00%, 03/15/23	135	138,631
Series A, 5.00%, 05/01/23	370	380,371
Series A, 5.00%, 08/01/23	345	357,458
Series A, 5.00%, 09/15/23	270	280,552
Series B, 4.00%, 09/01/23	200	205,026
Series B, 5.00%, 08/01/23	185	191,680
Series C, 5.00%, 09/01/23	90	93,434
Series C, 5.00%, 11/01/23	100	104,212
Series S, 5.00%, 04/01/23	50	51,398
Series S, 5.00%, 05/01/23	110	113,248
Series T, 5.00%, 11/01/23	150	156,273
Series V, 5.00%, 05/01/23	500	514,766
Series W, 4.00%, 05/01/23	150	152,960
State of Ohio GOL, Series A, 5.00%, 09/01/23	115	119,388
State of Ohio RB
5.00%, 10/01/23 (ETM)	125	129,948
Series A, 5.00%, 02/01/23	100	102,375
Series A, 5.00%, 04/01/23	230	236,367
Series C, 5.00%, 12/01/23	440	459,151

		13,276,499

Oklahoma — 0.8%
City of Oklahoma City OK GO, 5.00%, 03/01/23	215	220,420
Grand River Dam Authority RB, Series A, 5.00%, 06/01/23	810	835,224
Oklahoma Agricultural & Mechanical Colleges RB, Series C, 5.00%, 08/01/23	130	134,629
Oklahoma Capitol Improvement Authority RB
5.00%, 07/01/23	315	325,681
Series A, 5.00%, 01/01/23	45	45,977
Series A, 5.00%, 07/01/23	140	144,747
Series B, 5.00%, 07/01/23	200	206,782
Series C, 5.00%, 01/01/23	100	102,172
Oklahoma City Water Utilities Trust RB, 5.00%, 07/01/23	180	186,104
Oklahoma Turnpike Authority RB, Series D, 4.00%, 01/01/23	180	182,493
Oklahoma Water Resources Board RB
4.00%, 10/01/23	300	307,729
5.00%, 04/01/23	335	344,243
Series A, 5.00%, 04/01/23	135	138,725

		3,174,926

Security	Par (000)	Value

Oregon — 2.1%
City of Eugene OR Electric Utility System Revenue RB, Series A, 5.00%, 08/01/23	$175	$181,209
City of Portland OR Sewer System Revenue RB
Series A, 5.00%, 03/01/23	500	512,646
Series A, 5.00%, 10/01/23	90	93,576
Series B, 5.00%, 06/15/23	310	319,986
Series B, 5.00%, 10/01/23	115	119,536
City of Portland OR Water System Revenue RB, Series A, 5.00%, 04/01/23	220	226,029
City of Salem OR GO, 5.00%, 06/01/23	100	103,190
City of Salem OR Water & Sewer Revenue RB, 5.00%, 06/01/23	75	77,393
Deschutes & Jefferson Counties School District No. 2J Redmond/OR GO, 0.00%, 06/15/23 (GTD)(a)	45	43,762
Multnomah County School District No. 1 Portland/OR GO, 5.00%, 06/15/23 (GTD)	260	268,551
Oregon State Business Development Commission RB, Series 232, VRDN,2.40%, 12/01/40 (Put 08/14/23)(b)	350	349,093
Oregon State Lottery RB
Series A, 5.00%, 04/01/23	380	390,275
Series B, 5.00%, 04/01/23	135	138,650
Series C, 5.00%, 04/01/23	145	148,921
Port of Portland OR Airport Revenue RB, Series 23, 5.00%, 07/01/23	175	180,443
Portland Community College District GO, 5.00%, 06/15/23	235	242,729
Salem-Keizer School District No. 24J GO, Series B, 0.00%, 06/15/23 (GTD)(a)	150	146,081
State of Oregon Department of Transportation RB
4.25%, 11/15/34 ( 11/15/23)	850	876,624
Series C, 5.00%, 11/15/23	160	166,878
Series A, 5.00%, 11/15/23	605	631,009
Series A, 5.00%, 11/15/29 (PR 11/15/23)	1,000	1,042,573
State of Oregon GO
Series A, 5.00%, 08/01/23	50	51,793
Series C, 5.00%, 06/01/23	100	103,168
Series D, 5.00%, 05/01/23	295	303,712
Series F, 5.00%, 05/01/23	100	102,953
Series G, 5.00%, 11/01/23	45	46,875
Series H, 5.00%, 05/01/23	495	509,618
Series L, 5.00%, 08/01/23	460	476,495
Series O, 5.00%, 08/01/23	70	72,510
Tri-County Metropolitan Transportation District of Oregon RB, Series B, 5.00%, 09/01/23	20	20,755

		7,947,033

Pennsylvania — 1.9%
City of Philadelphia PA GO
5.00%, 08/01/23	650	672,738
Series A, 5.00%, 08/01/23	115	119,023
Commonwealth of Pennsylvania GO
First Series, 5.00%, 01/01/23	550	561,984
First Series, 5.00%, 02/01/23	110	112,636
First Series, 5.00%, 03/01/23	265	271,880
First Series, 5.00%, 03/15/23	195	200,245
First Series, 5.00%, 04/01/23	185	190,172
First Series, 5.00%, 06/15/23	160	165,262
First Series, 5.00%, 08/15/23	815	845,206
First Series, 5.00%, 09/15/23	290	301,333
First Series, 5.00%, 04/01/24 (PR 04/01/23)	350	359,657
Second Series, 5.00%, 09/15/23	340	353,288
Second Series, 5.00%, 10/15/23	570	593,077

36	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® iBonds® Dec 2023 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pennsylvania (continued)
County of Lehigh PA GO, 4.00%, 11/15/23	$650	$667,495
Delaware County Authority RB
5.00%, 08/01/23	110	113,834
5.00%, 12/01/23	75	78,181
Pennsylvania Intergovernmental Cooperation Authority ST, 5.00%, 06/15/23	225	232,374
Pennsylvania State University (The) RB, Series B, 5.00%, 09/01/23	225	233,584
Pennsylvania Turnpike Commission RB
5.00%, 12/01/23	250	260,524
Series A, 5.00%, 12/01/23	515	536,908
Series A, 5.25%, 07/15/23 (AGM)	175	181,725
Series A-1, 5.00%, 12/01/23	225	234,472
Series B, 5.00%, 12/01/23	35	36,457
Southeastern Pennsylvania Transportation Authority RB, 5.00%, 06/01/23	120	123,828

		7,445,883

Rhode Island — 0.8%
Rhode Island Commerce Corp. RB, Series A, 5.00%, 06/15/23	485	500,405
Rhode Island Health & Educational Building Corp. RB, 5.00%, 09/01/23	215	223,203
Rhode Island Infrastructure Bank Water Pollution Control Revolving Fund RB
Series A, 5.00%, 10/01/23	295	306,846
Series B, 5.00%, 10/01/23	500	520,077
Series C, 5.00%, 10/01/23	25	26,004
State of Rhode Island COP, Series B, 5.00%, 10/01/23	145	150,514
State of Rhode Island GO
5.00%, 11/01/23	50	52,098
Series A, 3.00%, 08/01/23	500	505,774
Series A, 5.00%, 05/01/23	150	154,445
Series D, 5.00%, 08/01/23	585	606,051
Series A, 5.00%, 08/01/23	120	124,318

		3,169,735

South Carolina — 0.3%
Charleston Educational Excellence Finance Corp. RB, 5.00%, 12/01/23	120	125,280
South Carolina Transportation Infrastructure Bank RB
5.00%, 10/01/23	250	259,861
Series A, 5.00%, 10/01/23	115	119,536
State of South Carolina GO
Series A, 5.00%, 04/01/23 (SAW)	295	303,275
Series A, 5.00%, 08/01/23 (SAW)	200	207,247

		1,015,199

Tennessee — 2.1%
City of Memphis TN GO
5.00%, 05/01/23	370	380,816
Series A, 5.00%, 11/01/23	125	130,115
County of Blount TN GO, Series B, 5.00%, 06/01/23	260	268,153
County of Hamilton TN GO, Series A, 5.00%, 05/01/23	260	267,835
County of Knox TN GO
5.00%, 04/01/23	50	51,361
5.00%, 06/01/23	175	180,431
County of Shelby TN GO
Series A, 4.00%, 03/01/23	260	264,495
Series A, 5.00%, 03/01/23	160	164,073
County of Sumner TN GO, 5.00%, 12/01/23	70	72,969
County of Washington TN GO, Series A, 4.00%, 06/01/23	75	76,549
County of Williamson TN GO, 5.00%, 04/01/23	70	71,931

Security	Par (000)	Value

Tennessee (continued)
Metropolitan Government Nashville & Davidson County Sports Authority RB, 5.00%, 07/01/23	$105	$108,144
Metropolitan Government of Nashville & Davidson County TN Electric Revenue RB, Series A, 5.00%, 05/15/23	215	221,432
Metropolitan Government of Nashville & Davidson County TN GO
5.00%, 07/01/23	1,405	1,451,490
Series A, 5.00%, 07/01/23	340	351,250
Series A, 5.00%, 01/01/29 (PR 01/01/23)	60	61,211
Series A, 5.00%, 01/01/33 (PR 01/01/23)	1,250	1,275,233
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue RB
5.00%, 07/01/23	70	72,316
Series B, 5.00%, 07/01/23	100	103,309
State of Tennessee GO
Series A, 5.00%, 08/01/23	870	901,415
Series A, 5.00%, 09/01/23	250	259,538
Series B, 5.00%, 08/01/23	140	145,055
Tennessee State School Bond Authority RB
5.00%, 11/01/23	270	280,966
Series A, 5.00%, 11/01/23	240	249,748
Series B, 5.00%, 11/01/23	660	686,806

		8,096,641

Texas — 10.7%
Abilene Independent School District GO, 5.00%, 02/15/23 (PSF)	175	179,269
Aldine Independent School District GO, 5.00%, 02/15/23 (PSF)	135	138,336
Allen Independent School District GO, 5.00%, 02/15/23 (PSF)	225	230,596
Alvin Independent School District/TX GO, Series C, 5.00%, 02/15/23 (PSF)	235	240,826
Arlington Independent School District/TX GO, Series B, 5.00%, 02/15/23 (PSF)	385	394,453
Austin Community College District GOL, 5.00%, 08/01/23	235	243,398
Austin Community College District Public Facility Corp. RB, 5.00%, 08/01/23	100	103,511
Austin Independent School District GO
5.00%, 08/01/23 (PSF)	550	569,860
Series B, 5.00%, 08/01/23	460	476,610
Series B, 5.00%, 08/01/23 (PSF)	190	196,861
Birdville Independent School District GO
5.00%, 02/15/23 (PSF)	45	46,098
Series B, 5.00%, 02/15/23 (PSF)	40	40,976
Board of Regents of the University of Texas System RB
Series A, 5.00%, 08/15/23	240	248,678
Series I, 5.00%, 08/15/23	375	388,559
Series J, 5.00%, 08/15/23	310	321,209
Bryan Independent School District GO, 4.00%, 02/15/23 (PSF)	250	254,283
Central Texas Regional Mobility Authority RB, Series A, 5.00%, 01/01/23	100	101,713
Central Texas Turnpike System RB
Series A, 0.00%, 08/15/23 (AMBAC)(a)	250	241,675
Series C, 5.00%, 08/15/23	625	647,033
City of Austin TX Electric Utility Revenue RB, Series A, 5.00%, 11/15/23	235	244,994
City of Austin TX GOL, 5.00%, 09/01/23	1,235	1,282,118
City of Austin TX Water & Wastewater System Revenue RB
5.00%, 05/15/23	40	41,217
5.00%, 11/15/23	215	223,972
Series A, 5.00%, 05/15/23	145	149,413

S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® iBonds® Dec 2023 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Series A, 5.00%, 11/15/23	$375	$390,948
City of Denton TX GOL, 5.00%, 02/15/23	115	117,860
City of Fort Worth TX Water & Sewer System Revenue RB, Series A, 5.00%, 02/15/23	165	168,816
City of Garland TX GOL, 5.00%, 02/15/23	165	169,038
City of Houston TX Combined Utility System Revenue RB
5.00%, 11/15/23	140	145,867
Series B, 5.00%, 11/15/23	140	145,867
Series C, 5.00%, 05/15/23	355	365,656
Series D, 5.00%, 11/15/23	200	208,382
Serries C, 5.00%, 11/15/23	310	322,992
City of Houston TX GOL, Series A, 5.00%, 03/01/23	135	138,426
City of Lubbock TX GOL, 5.00%, 02/15/23	110	112,736
City of Plano TX GOL, 5.00%, 09/01/23	180	186,867
City of Round Rock TX GOL, 5.00%, 08/15/23	75	77,760
City of San Antonio Texas Electric & Gas Systems Revenue RB, Series REF, 5.00%, 02/01/23	175	178,800
City of San Antonio TX Electric & Gas Systems Revenue RB
5.00%, 02/01/23	505	515,964
5.00%, 02/01/23 (ETM)	330	337,810
City of San Antonio TX GOL, 5.00%, 02/01/23	520	532,424
City of Waco TX GOL, 5.00%, 02/01/23	75	76,769
Clear Creek Independent School District GO, 5.00%, 02/15/23 (PSF)	140	143,404
Conroe Independent School District GO
5.00%, 02/15/23 (PSF)	225	230,506
Series A, 5.00%, 02/15/23 (PSF)	165	169,038
County of Bexar TX GOL, 5.00%, 06/15/23	415	428,508
County of Harris TX GOL, Series A, 5.00%, 10/01/23	90	93,588
County of Harris TX RB
5.00%, 08/15/23	275	285,121
Series A, 5.00%, 08/15/23	300	311,041
Cuero Independent School District GO, 5.00%, 08/15/30 (PR 08/15/23) (PSF)	540	559,124
Cypress-Fairbanks Independent School District GO
5.00%, 02/15/23 (PSF)	570	583,634
Series A, 5.00%, 02/15/23 (PSF)	35	35,837
Dallas Area Rapid Transit RB
5.00%, 12/01/23	150	156,600
Series A, 5.00%, 12/01/23	355	370,620
Dallas Independent School District GO, 5.00%, 08/15/23 (PSF)	100	103,642
Dallas/Fort Worth International Airport RB
5.00%, 11/01/23	200	207,673
Series G, 5.00%, 11/01/23	160	166,139
Denton Independent School District GO, 5.00%, 08/15/23 (PSF)	100	103,680
Fort Bend Independent School District GO, Series A, 5.00%, 08/15/23 (PSF)	135	139,934
Frisco Independent School District GO, Series A, 5.00%, 08/15/23 (PSF)	80	82,955
Garland Independent School District GO, 5.00%, 02/15/23 (PSF)	255	261,180
Goose Creek Consolidated Independent School District GO, 5.00%, 02/15/28 (PR 02/15/23) (PSF)	900	921,993
Grapevine-Colleyville Independent School District GO, 0.00%, 08/15/23 (PSF)(a)	100	97,285
Harris County Toll Road Authority (The) RB, Series A, 5.00%, 08/15/23	335	347,329
Houston Community College System GOL, 5.00%, 02/15/23	270	276,437

Security	Par (000)	Value

Texas (continued)
Houston Independent School District GOL
5.00%, 02/15/23 (PSF)	$350	$358,566
Series A, 5.00%, 02/15/23 (PSF)	185	189,528
Humble Independent School District GO, Series B, 5.00%, 02/15/23 (PSF)	50	51,243
Katy Independent School District GO
5.00%, 02/15/23 (PSF)	95	97,272
Series A, 5.00%, 02/15/23 (PSF)	370	378,850
Keller Independent School District/TX GO, Series A, 5.00%, 02/15/23 (PSF)	50	51,220
Killeen Independent School District GO, 5.00%, 02/15/23 (PSF)	180	184,405
Klein Independent School District GO
5.00%, 02/01/23 (PSF)	150	153,527
Series A, 5.00%, 08/01/23 (PSF)	390	403,789
Laredo Independent School District GO, 5.00%, 08/01/23 (PSF)	25	25,875
Leander Independent School District GO
0.00%, 08/15/23 (PSF)(a)	240	232,685
5.00%, 08/15/23 (PSF)	20	20,741
Series A, 5.00%, 08/15/23 (PSF)	85	88,150
Series A, 0.00%, 08/15/23 (PSF)(a)	50	48,619
Series B, 5.00%, 08/15/23	20	20,741
Series D, 0.00%, 08/15/23 (PSF)(a)	95	92,105
Lewisville Independent School District GO
5.00%, 08/15/23	200	207,231
5.00%, 08/15/23 (PSF)	800	829,132
Series A, 4.00%, 08/15/23 (PSF)	35	35,834
Series A, 5.00%, 08/15/23 (PSF)	170	176,191
Series B, 5.00%, 08/15/23	115	119,158
Lone Star College System GOL, Series B, 5.00%, 02/15/23	335	343,199
Lower Colorado River Authority RB
5.00%, 05/15/23	320	329,306
Series B, 5.00%, 05/15/23	355	365,324
Magnolia Independent School District/TX GO, 5.00%, 08/15/23 (PSF)	90	93,266
Manor Independent School District GO, 5.00%, 08/01/23 (PSF)	100	103,511
Metropolitan Transit Authority of Harris County RB
5.00%, 11/01/23	365	380,099
Series A, 5.00%, 11/01/23	205	213,480
Series B, 5.00%, 11/01/23	415	432,167
North East Independent School District/TX GO
5.00%, 08/01/23 (PSF)	275	284,827
5.25%, 02/01/23 (PSF)	220	225,628
Series B, 5.00%, 02/01/23 (PSF)	125	127,968
North Texas Municipal Water District RB
5.00%, 06/01/23	305	314,653
6.25%, 06/01/23	75	78,379
North Texas Municipal Water District Water System Revenue RB, 5.00%, 09/01/23	410	425,588
North Texas Tollway Authority RB
5.00%, 01/01/23	400	408,341
5.00%, 01/01/23 (ETM)	190	194,064
Series A, 5.00%, 01/01/23	570	582,001
Series B, 5.00%, 01/01/23	280	285,671
Northside Independent School District GO
3.00%, 08/15/23 (PSF)	115	116,380
5.00%, 06/15/23 (PSF)	25	25,825
5.00%, 08/01/23 (PSF)	75	77,718

38	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® iBonds® Dec 2023 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
5.00%, 08/15/23 (PSF)	$390	$404,505
Series A, 5.00%, 08/15/23 (PSF)	85	88,161
Northwest Independent School District GO
Series A, 5.00%, 02/15/23 (PSF)	200	204,658
Series B, 5.00%, 02/15/23 (PSF)	120	122,795
Pasadena Independent School District GO, 5.00%, 02/15/23 (PSF)	95	97,310
Permanent University Fund - Texas A&M University System RB
5.00%, 07/01/23	200	206,735
Series A, 5.00%, 07/01/23	170	175,725
Series A, 5.25%, 07/01/23	195	202,123
Permanent University Fund - University of Texas System RB
Series A, 5.00%, 07/01/23	50	51,701
Series B, 5.00%, 07/01/23	140	144,764
Plano Independent School District GO, 5.00%, 02/15/23 (PSF)	385	394,300
Prosper Independent School District GO, 5.00%, 02/15/23 (PSF)	175	179,228
Round Rock Independent School District GO, 5.00%, 08/01/23 (PSF)	1,590	1,646,416
San Angelo Independent School District GO, Series A, 5.00%, 02/15/23 (PSF)	190	194,680
San Antonio Water System RB
Series A, 5.00%, 05/15/23	245	252,533
Series B, 5.00%, 05/15/23	160	164,919
Southwest Higher Education Authority Inc. RB, 5.00%, 10/01/23	100	103,732
Spring Branch Independent School District GOL, Series A, 5.00%, 02/01/23 (PSF)	185	189,350
Spring Independent School District GO, 5.00%, 08/15/23 (PSF)	420	435,566
State of Texas GO
5.00%, 04/01/23	150	154,194
5.00%, 08/01/23	150	155,247
5.00%, 10/01/23	760	789,978
Series A, 5.00%, 10/01/23	120	124,733
Series A, 5.00%, 10/01/23	470	488,540
Series B-1, 5.00%, 08/01/23	100	103,498
Series D, 5.00%, 05/15/23	100	103,075
Series I, 5.00%, 04/01/23	115	118,215
State of Texas GOL, Series A, 5.00%, 08/01/23	175	181,209
Tarrant County Cultural Education Facilities Finance Corp. RB
5.00%, 08/15/23	100	103,606
5.00%, 12/01/23	40	41,722
Tarrant Regional Water District RB, 6.00%, 09/01/23	200	210,182
Tarrant Regional Water District Water Supply System RB
5.00%, 03/01/23	410	420,644
Series A, 5.00%, 03/01/23	145	148,764
Texas A&M University RB
5.00%, 05/15/23	805	829,499
Series B, 5.00%, 05/15/23	180	185,478
Series D, 5.00%, 05/15/23	35	36,065
Series E, 5.00%, 05/15/23	210	216,391
Texas State Technical College RB, 5.00%, 10/15/23	20	20,810
Texas State University System RB
5.00%, 03/15/23	170	174,468
Series A, 5.00%, 03/15/23	1,300	1,334,169
Texas Transportation Commission State Highway Fund RB
First Series, 5.00%, 10/01/23	630	655,298
Series A, 5.00%, 04/01/23	160	164,473
Series A, 5.00%, 10/01/23	170	176,827

Security	Par (000)	Value

Texas (continued)
Texas Water Development Board RB
5.00%, 04/15/23	$125	$128,597
5.00%, 08/01/23	125	129,514
Series A, 5.00%, 04/15/23	635	653,273
Series A, 5.00%, 10/15/23	250	260,268
Series B, 5.00%, 10/15/23	200	208,214
Trinity River Authority Central Regional Wastewater System Revenue RB, 5.00%, 08/01/23	75	77,595
Trinity River Authority RB, 5.00%, 02/01/23	155	158,540
United Independent School District GO, 5.00%, 08/15/23 (PSF)	25	25,914
University of Houston RB, 4.00%, 02/15/23	85	86,456
University of North Texas System RB, Series A, 5.00%, 04/15/23	100	102,811
University of Texas System (The) RB
Series C, 5.00%, 08/15/23	375	388,559
Series D, 5.00%, 08/15/23	460	476,632
Series H, 5.00%, 08/15/23	25	25,904

		41,364,728

Utah — 1.8%
Alpine School District/UT GO, 5.00%, 03/15/23 (GTD)	375	384,922
Central Utah Water Conservancy District RB, Series A, 5.00%, 10/01/23	110	114,276
City of Salt Lake City UT Public Utilities Revenue RB, 5.00%, 02/01/23	100	102,374
County of Salt Lake UT RB, 5.00%, 08/15/30 (PR 08/15/23)	1,750	1,814,238
Davis School District GO, 5.00%, 06/01/23 (GTD)	165	170,264
Intermountain Power Agency RB, Series A, 5.00%, 07/01/23	280	288,578
Jordan Valley Water Conservancy District RB, Series B, 5.00%, 10/01/23	75	78,012
State of Utah GO, 5.00%, 07/01/23	40	41,347
University of Utah (The) RB
Series A, 5.00%, 08/01/23 (SAP)	350	362,463
Series B, 5.00%, 08/01/23	175	181,231
Series B, 5.00%, 08/01/27 (PR 08/01/23)	1,075	1,112,604
Series B, 5.00%, 08/01/28 (PR 08/01/23)	565	584,764
Series B-1, 5.00%, 08/01/23	205	212,300
Utah Associated Municipal Power Systems RB, Series A, 5.00%, 09/01/23	620	642,163
Utah State Building Ownership Authority RB, 5.00%, 05/15/23	405	417,409
Utah Transit Authority RB, Series A, 5.00%, 06/15/23	245	252,920
Washington County School District Board of Education/St George GO, 5.00%, 03/01/23 (GTD)	110	112,856

		6,872,721

Vermont — 0.0%
State of Vermont GO, Series B, 5.00%, 08/15/23	100	103,706
University of Vermont & State Agricultural College RB, 5.00%, 10/01/23	25	25,951
Vermont Municipal Bond Bank RB, Series 4, 5.00%, 12/01/23	25	26,096

		155,753

Virginia — 4.5%
Chesapeake Bay Bridge & Tunnel District RB, 5.00%, 11/01/23	1,000	1,032,696
City of Falls Church VA GO, Series B, 5.00%, 07/15/23	250	258,749
City of Hampton VA GO, Series A, 5.00%, 09/01/23 (SAW)	10	10,386
City of Newport News VA GO, Series A, 5.00%, 08/01/23	60	62,174
City of Norfolk VA GO
5.00%, 08/01/23 (SAW)	425	440,027
Series A, 5.00%, 08/01/23 (SAW)	35	36,237

S C H E D U L E O F I N V E S T M E N T S	39

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® iBonds® Dec 2023 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Virginia (continued)
City of Richmond VA Public Utility Revenue RB, 5.00%, 01/15/23	$175	$178,992
Commonwealth of Virginia GO
Series B, 4.00%, 06/01/23	500	510,377
Series B, 5.00%, 06/01/23	100	103,136
County of Arlington VA GO, 5.00%, 08/15/23	100	103,706
County of Chesterfield VA Water & Sewer Revenue RB, 5.00%, 11/01/23	70	72,948
County of Fairfax VA GO
Series A, 5.00%, 10/01/23 (SAW)	700	728,109
Series B, 5.00%, 04/01/23 (SAW)	75	77,097
Series B, 5.00%, 10/01/23 (SAW)	625	650,097
County of Henrico VA GO
5.00%, 08/01/23 (SAW)	200	207,222
Series A, 5.00%, 08/01/23	165	170,958
County of Loudoun VA GO
Series A, 5.00%, 12/01/23	140	146,227
Series A, 5.00%, 12/01/23 (SAW)	600	626,686
County of Prince William VA COP, 5.00%, 10/01/23	120	124,631
County of Prince William VA GO, 5.00%, 08/01/23 (SAW)	100	103,611
Fairfax County Industrial Development Authority RB, 5.00%, 05/15/23	200	205,899
Fairfax County Water Authority RB, 5.00%, 04/01/23	515	529,493
Hampton Roads Sanitation District RB, Series A, 5.00%, 07/01/23	500	517,013
Town of Leesburg VA GO, 5.00%, 01/15/23 (SAW)	125	127,869
Virginia College Building Authority RB
5.00%, 09/01/23 (ST INTERCEPT)	720	746,988
Series A, 5.00%, 02/01/23	385	394,169
Series A, 5.00%, 09/01/23	40	41,499
Series A, 5.00%, 02/01/28 (PR 02/01/23)	1,025	1,048,872
Series E-1, 5.00%, 02/01/23	295	302,026
Series E-2, 5.00%, 02/01/23	555	568,218
Virginia Commonwealth Transportation Board RB
5.00%, 05/15/23	765	788,442
5.00%, 09/15/23	115	119,478
5.00%, 09/15/23 (PR 03/15/23)	1,100	1,129,507
Series A, 5.00%, 05/15/23	180	185,516
Series C, 5.00%, 05/15/23	90	92,758
Virginia Public Building Authority RB
Series C, 5.00%, 08/01/23	520	538,777
Series A, 4.00%, 08/01/23	145	148,464
Series A, 5.00%, 08/01/23	290	300,472
Series A, 5.00%, 08/01/26 (PR 08/01/23)	220	227,834
Series B, 5.00%, 08/01/23	700	725,277
Virginia Public School Authority RB
4.00%, 10/01/23 (SAW)	100	102,590
5.00%, 03/01/23 (SAW)	150	153,894
5.00%, 07/15/23 (SAW)	45	46,542
5.00%, 08/01/23 (SAW)	390	403,887
Series B, 5.00%, 08/01/23	100	103,561
Series A, 5.00%, 08/01/23 (SAW)	280	289,971
Series B, 5.00%, 08/01/23 (SAW)	225	233,012
Series VI, 5.00%, 04/15/23	155	159,401
Virginia Resources Authority Clean Water Revolving Fund RB, 5.00%, 10/01/23	665	691,704
Virginia Resources Authority RB
Series A, 4.00%, 11/01/23	100	102,749
Series A, 5.00%, 11/01/23	80	83,370
Series B, 5.00%, 11/01/23	200	208,424

Security	Par (000)	Value

Virginia (continued)
Series S, 5.00%, 11/01/23	$390	$406,426

		17,368,168

Washington — 5.5%
Central Puget Sound Regional Transit Authority TB, 5.00%, 11/01/23	100	104,197
City of Seattle WA Drainage & Wastewater Revenue RB
5.00%, 04/01/23	100	102,759
5.00%, 07/01/23	50	51,678
City of Seattle WA GO, 5.00%, 12/01/23	100	104,400
City of Seattle WA GOL
Series A, 5.00%, 04/01/23	445	457,441
Series A, 5.00%, 06/01/23	100	103,190
Series A, 5.00%, 11/01/23	100	104,212
City of Seattle WA Municipal Light & Power Revenue RB
5.00%, 09/01/23	400	415,476
Series B, 5.00%, 04/01/23	350	359,914
Series C, 5.00%, 09/01/23	290	301,220
Series C, 5.00%, 10/01/23	195	202,830
City of Seattle WA Water System Revenue RB, 5.00%, 05/01/23	290	298,506
City of Spokane WA Water & Wastewater Revenue RB, 5.00%, 12/01/23	390	406,974
City of Tacoma WA Electric System Revenue RB, 5.00%, 01/01/23	205	209,439
Clark County Public Utility District No. 1 RB, Series 1, 5.00%, 01/01/23	235	239,963
Clark County School District No. 117 Camas GO, 5.00%, 12/01/23 (GTD)	115	120,060
County of King WA GOL
5.00%, 07/01/23	480	496,389
5.25%, 01/01/23	115	117,702
Series B, 5.00%, 12/01/23	165	172,286
Series E, 5.00%, 12/01/23	165	172,286
County of King WA Sewer Revenue RB, Series B, 5.00%, 07/01/23	430	444,530
County of Snohomish WA GOL
4.00%, 12/01/43 ( 06/01/23)	2,000	2,040,647
5.00%, 12/01/23	125	130,401
Energy Northwest RB
5.00%, 07/01/23	110	113,691
Series A, 4.00%, 07/01/23	150	153,322
Series A, 5.00%, 07/01/23	1,495	1,545,168
Grant County Public Utility District No 2 Priest Rapids Hydroelectric Project RB, Series A, 5.00%, 01/01/23	250	255,347
King County School District No. 216 Enumclaw GO, 5.00%, 12/01/23 (GTD)	50	52,200
King County School District No. 401 Highline GO, 5.00%, 12/01/23 (GTD)	25	26,092
King County School District No. 403 Renton GO, 5.00%, 12/01/23 (GTD)	125	130,500
King County School District No. 405 Bellevue GO, 5.00%, 12/01/23 (GTD)	2,870	2,994,914
King County School District No. 411 Issaquah GO, 5.00%, 12/01/23 (GTD)	255	266,220
King County School District No. 415 Kent GO, 5.00%, 12/01/23 (GTD)	90	93,889
Pierce County School District No. 320 Sumner GO, 5.00%, 12/01/23 (GTD)	175	182,589
Pierce County School District No. 403 Bethel GO, 5.00%, 06/01/23 (GTD)	65	67,060

40	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® iBonds® Dec 2023 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Washington (continued)
Pierce County School District No. 416 White River GO, 5.00%, 12/01/23 (GTD)	$70	$73,080
Port of Seattle WA GOL
5.00%, 01/01/23	55	56,198
5.00%, 06/01/23	250	257,975
Port of Seattle WA RB, Series B, 5.00%, 03/01/23	70	71,776
Port of Tacoma WA GOL, Series A, 5.00%, 12/01/23	180	187,834
Port of Tacoma WA RB, Series A, 4.00%, 12/01/23	125	128,375
Skagit County School District No. 103 Anacortes GO, 5.00%, 12/01/23 (GTD)	25	26,100
Snohomish County School District No. 15 Edmonds GO, 4.00%, 12/01/23 (GTD)	20	20,556
Snohomish County School District No. 201 Snohomish GO, 5.00%, 12/01/23 (GTD)	165	172,129
Snohomish County School District No. 4 Lake Stevens GO, 5.00%, 12/01/23 (GTD)	140	146,160
Snohomish County School District No. 6 Mukilteo GO, 5.00%, 12/01/23 (GTD)	245	255,975
Spokane & Whitman Counties School District No. 360 Cheney GO, 5.00%, 12/01/23 (GTD)	100	104,337
State of Washington COP
Series A, 5.00%, 07/01/23	485	500,652
Series B, 5.00%, 07/01/23	235	242,584
State of Washington GO
5.00%, 07/01/23	125	129,195
5.00%, 08/01/23	110	113,917
Series C, 5.00%, 02/01/23	350	358,283
Series A, 5.00%, 08/01/23	420	434,955
Series B, 5.00%, 07/01/23	530	547,785
Series B, 5.00%, 08/01/23	185	191,587
Series C, 5.00%, 02/01/23	250	255,917
Series C, 5.50%, 07/01/23	90	92,100
Series D, 5.00%, 02/01/23	210	214,970
Series E, 5.00%, 06/01/23	100	103,147
Series E, 5.25%, 02/01/23	150	153,826
Series R, 4.00%, 07/01/23	90	91,993
Series R, 5.00%, 07/01/23	120	124,027
Series R-2015, 5.00%, 07/01/23	300	310,067
Series R-2017A, 5.00%, 08/01/23	215	222,656
Series R-2018D, 5.00%, 08/01/23	100	103,561
Series R-C, 5.00%, 07/01/23	375	387,584
State of Washington RB, Series C, 5.00%, 09/01/23	1,130	1,172,055
University of Washington RB
Series A, 4.00%, 12/01/23	165	169,714
Series B, 4.00%, 06/01/23	185	188,939
Series C, 5.00%, 12/01/23	215	224,460
Washington State University RB
5.00%, 04/01/23	315	323,546
5.00%, 10/01/23	120	124,665
Yakima County School District No. 90 East Valley GO, 5.00%, 12/01/23 (GTD)	15	15,636

		21,335,808

West Virginia — 0.6%
State of West Virginia GO
Series A, 5.00%, 06/01/23	625	644,938
Series A, 5.00%, 11/01/23	55	57,316
Series A, 5.00%, 12/01/23	100	104,400
Series B, 5.00%, 06/01/23	225	232,178
West Virginia Commissioner of Highways RB, Series A, 5.00%, 09/01/23	540	560,603

Security	Par (000)	Value

West Virginia (continued)
West Virginia Parkways Authority RB, 5.00%, 06/01/23	$260	$268,294
West Virginia State School Building Authority Lottery RB, Series A, 5.00%, 07/01/23	225	232,314
West Virginia Water Development Authority RB
Series A, 5.00%, 07/01/23	100	103,297
Series A-II, 5.00%, 11/01/23	80	83,369

		2,286,709

Wisconsin — 3.7%
City of Madison WI GO, Series A, 4.00%, 10/01/23	480	491,961
City of Madison WI Water Utility Revenue RB, 5.00%, 01/01/23	50	51,056
City of Milwaukee WI GO, Series N1, 5.00%, 02/01/23	270	275,822
Milwaukee County Metropolitan Sewer District GO, Series A, 5.00%, 10/01/23	370	384,700
Milwaukee Metropolitan Sewerage District GO, 4.00%, 10/01/23	205	210,310
State of Wisconsin Clean Water Fund Leveraged Loan Portfolio RB
Series 1, 5.00%, 06/01/24 (PR 06/01/23)	1,490	1,536,076
Series 2, 5.00%, 06/01/23	115	118,556
State of Wisconsin Environmental Improvement Fund Revenue RB, Series A, 5.00%, 06/01/23	930	959,668
State of Wisconsin GO
5.00%, 05/01/23	1,000	1,029,331
5.00%, 11/01/23	565	588,457
Series D, 5.00%, 05/01/23	360	370,559
Series 1, 5.00%, 05/01/23	475	488,932
Series 1, 5.00%, 11/01/23	320	333,286
Series 2, 5.00%, 11/01/23	255	265,587
Series A, 5.00%, 05/01/23	100	102,933
Series A, 5.00%, 05/01/28 (PR 05/01/23)	1,000	1,028,831
Series A, 5.00%, 05/01/29 (PR 05/01/23)	2,000	2,057,662
Series B, 4.00%, 05/01/23	55	56,074
Series C, 5.00%, 05/01/23	40	41,173
State of Wisconsin RB, Series A, 5.00%, 05/01/23	400	411,893
Wisconsin Department of Transportation RB
Series 1, 4.00%, 07/01/23	95	97,148
Series 1, 5.00%, 07/01/23	350	361,909
Series 1, 5.00%, 07/01/26 (PR 07/01/23)	645	666,267
Series 1, 5.00%, 07/01/27 (PR 07/01/23)	640	661,477
Series 1, 5.00%, 07/01/30 (PR 07/01/23)	240	248,054
Series 2, 5.00%, 07/01/23	255	263,677
Series A, 5.00%, 07/01/23	625	646,266
Wisconsin Health & Educational Facilities Authority RB 5.00%, 08/15/23	115	119,113
Series A, 5.00%, 11/15/23	40	41,658
WPPI Energy RB, Series A, 5.00%, 07/01/23	230	237,020

		14,145,456

Total Municipal Debt Obligations — 98.3% (Cost: $382,171,947)		378,622,069

S C H E D U L E O F I N V E S T M E N T S	41

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® iBonds® Dec 2023 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Shares (000)	Value

Short-Term Investments

Money Market Funds — 1.0%
BlackRock Liquidity Funds: MuniCash, 0.25%(c)(d)	3,744	$3,744,155

Total Short-Term Investments — 1.0% (Cost: $3,744,050)		3,744,155

Total Investments in Securities — 99.3% (Cost: $385,915,997)		382,366,224

Other Assets, Less Liabilities — 0.7%		2,697,376

Net Assets — 100.0%		$385,063,600

(a)	Zero-coupon bond.
(b)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/22	Shares Held at 04/30/22 (000)	Income	Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds: MuniCash	$423,667	$3,320,636	(a)	$—	$(253)	$105	$3,744,155	3,744	$774	$—

(a)	Represents net amount purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Municipal Debt Obligations	$—	$378,622,069	$—	$378,622,069

Money Market Funds	3,744,155	—	—	3,744,155

	$3,744,155	$378,622,069	$—	$382,366,224

See notes to financial statements.

42	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) April 30, 2022	iShares® iBonds® Dec 2024 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Debt Obligations

Alabama — 0.7%
Alabama Federal Aid Highway Finance Authority RB
Series A, 5.00%, 09/01/24	$205	$216,988
Series B, 5.00%, 09/01/24	470	497,486
Alabama Public School & College Authority RB
Series A, 5.00%, 02/01/24	25	26,147
Series A, 5.00%, 05/01/24	75	78,811
Series B, 5.00%, 01/01/24	330	344,575
Series C, 5.00%, 06/01/24	100	105,274
Auburn University RB, Series B, 5.00%, 06/01/24	140	147,064
City of Huntsville AL GO, Series A, 5.00%, 08/01/24	15	15,859
County of Mobile AL GOL, Series A, 5.00%, 06/01/24	50	52,689
State of Alabama GO
Series A, 5.00%, 08/01/24	285	301,509
Series A, 5.00%, 11/01/24	185	196,798
Series C, 5.00%, 08/01/24	125	132,241
University of Alabama (The) RB, Series A, 5.00%, 07/01/24	130	137,050

		2,252,491

Alaska — 0.2%
State of Alaska GO, Series B, 5.00%, 08/01/24	620	655,355

Arizona — 2.8%
Arizona Board of Regents COP, Series A, 5.00%, 06/01/24	100	105,066
Arizona State University RB
Series A, 5.00%, 07/01/24	205	216,206
Series B, 5.00%, 07/01/24	185	195,113
Series C, 5.00%, 07/01/24	65	68,553
Arizona Transportation Board RB, 5.00%, 07/01/24	585	616,740
Arizona Water Infrastructure Finance Authority RB, Series A, 5.00%, 10/01/24	270	286,760
City of Peoria AZ GOL, Series B, 5.00%, 07/15/24	225	237,748
City of Phoenix AZ GO
4.00%, 07/01/24	565	585,024
5.00%, 07/01/24	215	227,126
City of Phoenix Civic Improvement Corp. RB
5.00%, 07/01/24	890	938,269
5.00%, 07/01/39 ( 07/01/24)	1,000	1,055,746
Series A, 5.00%, 07/01/24	435	458,281
Series B, 5.00%, 07/01/24	740	780,139
Series D, 5.00%, 07/01/24	240	252,082
City of Scottsdale AZ GOL, 4.00%, 07/01/24	330	341,837
City of Tucson AZ COP, 5.00%, 07/01/24 (AGM)	85	89,187
City of Tucson AZ Water System Revenue RB, 5.00%, 07/01/24	70	73,902
County of Pima AZ Sewer System Revenue RB, 5.00%, 07/01/24	250	263,611
Maricopa County Unified School District No. 97-Deer Valley/AZ GO, 4.00%, 07/01/24	20	20,700
Maricopa County Union High School District No. 210-Phoenix GO
5.00%, 07/01/24	150	158,264
Series C, 3.00%, 07/01/24	165	167,181
Maricopa County Union High School District No. 210-Phoenix GOL, 4.00%, 07/01/24	150	155,123
Regional Public Transportation Authority RB, 5.25%, 07/01/24	285	302,380
Salt River Project Agricultural Improvement & Power District RB, 5.00%, 01/01/24	300	313,250

Security	Par (000)	Value

Arizona (continued)
State of Arizona COP
5.00%, 09/01/24	$335	$354,513
5.00%, 10/01/24	160	169,661
University of Arizona (The) RB
Series A, 5.00%, 06/01/24	100	105,274
Series B, 5.00%, 06/01/24	150	157,912

		8,695,648

Arkansas — 0.3%
State of Arkansas GO
4.00%, 06/01/24	600	619,556
5.00%, 04/01/24	195	204,892

		824,448

California — 11.9%
Allan Hancock Joint Community College District/CA GO
5.00%, 08/01/24	205	216,552
5.00%, 08/01/24 (ETM)	10	10,572
Beverly Hills Unified School District CA GO 0.00%, 08/01/24(a)	670	632,058
4.00%, 08/01/24	110	114,079
California Educational Facilities Authority RB, 0.00%, 10/01/24(a)	160	149,780
California Health Facilities Financing Authority RB, Series A, 5.00%, 11/15/24	135	143,283
California Infrastructure & Economic Development Bank RB
5.00%, 10/01/24	475	504,715
Series A, 5.00%, 10/01/24	355	377,122
California State Public Works Board RB
5.00%, 05/01/24	185	194,216
Series A, 5.00%, 06/01/24	105	110,429
Series A, 5.00%, 09/01/24	250	264,328
Series B, 5.00%, 10/01/24	435	460,740
Series C, 5.00%, 03/01/24	100	104,756
Series D, 5.00%, 09/01/24	145	153,311
Series F, 5.00%, 05/01/24	305	320,195
Series G, 5.00%, 05/01/24	150	157,473
Series H, 5.00%, 12/01/24	75	79,712
Serise A, 5.00%, 03/01/24	145	151,896
California State University RB
Series A, 4.00%, 11/01/24	65	67,499
Series A, 5.00%, 11/01/24	685	727,828
Series A, 5.00%, 11/01/32 (PR 11/01/24)	300	319,282
Serise A, 4.00%, 11/01/24	150	155,768
Cerritos Community College District GO, Series D, 0.00%, 08/01/24(a)	125	117,765
City & County of San Francisco CA GO, 5.00%, 06/15/24	180	189,999
City of Long Beach CA Harbor Revenue RB, Series B, 5.00%, 05/15/24	150	157,758
City of Los Angeles CA Wastewater System Revenue RB, Series A, 5.00%, 06/01/24	85	89,448
City of Los Angeles Department of Airports RB 5.00%, 05/15/24	160	167,754
Series B, 5.00%, 05/15/24	290	304,054
Series C, 5.00%, 05/15/24	160	167,754
City of Petaluma CA Wastewater Revenue RB, 5.00%, 05/01/24	130	136,606
City of San Francisco CA Public Utilities Commission Water Revenue RB 4.00%, 11/01/24	130	134,935
5.00%, 11/01/24	330	350,468

S C H E D U L E O F I N V E S T M E N T S	43

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® iBonds® Dec 2024 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Series D, 5.00%, 11/01/24	$165	$175,234
City of San Jose CA GO, 5.00%, 09/01/24	265	280,497
Coast Community College District GO, Series D, 5.00%, 08/01/24	80	84,526
Contra Costa Transportation Authority RB, Series A, 5.00%, 03/01/24	45	47,140
Contra Costa Water District RB, Series T, 5.00%, 10/01/24	105	111,340
East Bay Municipal Utility District Water System Revenue RB, 5.00%, 06/01/24	195	205,733
Eastern Municipal Water District RB, Series A, 5.00%, 07/01/24	225	237,299
Escondido Union High School District GO, Series A, 0.00%, 08/01/24 (AGC)(a)	255	239,656
Evergreen School District GO, 0.00%, 08/01/24 (AGC)(a)	100	94,274
Foothill-De Anza Community College District GO 4.00%, 08/01/24	160	165,933
5.00%, 08/01/24	305	322,942
Grossmont Union High School District GO
5.00%, 08/01/24	150	158,486
Series 2004, 0.00%, 08/01/24 (NPFGC)(a)	425	400,134
Long Beach Community College District GO
Series D, 0.00%, 05/01/24 (NPFGC)(a)	170	161,285
Series F, 5.00%, 06/01/24	185	194,719
Los Angeles Community College District/CA GO
Series A, 5.00%, 08/01/24	650	688,238
Series A, 5.00%, 08/01/31 (PR 08/01/25)	245	259,302
Series C, 5.00%, 08/01/24	420	444,707
Series J, 4.00%, 08/01/24	190	197,045
Los Angeles County Metropolitan Transportation Authority RB
5.00%, 07/01/24	225	237,494
Series A, 5.00%, 06/01/24	705	742,992
Series A, 5.00%, 07/01/24	460	485,743
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue RB, Series A, 5.00%, 07/01/24	140	147,835
Los Angeles County Public Works Financing Authority RB, Series B, 5.00%, 12/01/24	270	287,311
Los Angeles County Sanitation Districts Financing Authority RB, Series A, 5.00%, 10/01/24	195	206,774
Los Angeles Department of Water & Power Power System Revenue RB
Series A, 5.00%, 07/01/24	355	374,536
Series B, 5.00%, 07/01/24	705	743,651
Series C, 5.00%, 07/01/24	105	110,740
Serise A, 5.00%, 07/01/24	80	84,460
Los Angeles Unified School District/CA GO
Series A, 5.00%, 07/01/24	1,505	1,587,266
Series B, 5.00%, 07/01/24	295	311,125
Series B-1, 4.00%, 07/01/24	510	527,201
Series C, 5.00%, 07/01/24	720	759,357
Los Rios Community College District GO, 4.00%, 08/01/24	200	206,927
Metropolitan Water District of Southern California RB
Series A, 5.00%, 07/01/24	125	131,806
Series B, 4.00%, 10/01/24	95	98,479
Series C, 5.00%, 07/01/24	105	110,876
Municipal Improvement Corp. of Los Angeles RB, Series B, 5.00%, 11/01/24	255	270,562
North Orange County Community College District/CA GO, Series B, 0.00%, 08/01/24 (NPFGC)(a)	120	112,829
Orange County Water District RB, Series C, 5.00%, 08/15/24	235	248,827

Security	Par (000)	Value

California (continued)
Pajaro Valley Unified School District GO, Series B, 0.00%, 08/01/24 (AGM)(a)	$100	$93,983
Pasadena Unified School District GO, Series B, 5.00%, 08/01/24	30	31,758
Placer Union High School District/CA GO, Series A, 0.00%, 08/01/24 (NPFGC)(a)	25	23,475
Port of Los Angeles RB, Series A, 5.00%, 08/01/24	20	21,087
Poway Unified School District GO, Series A, 0.00%, 08/01/24(a)	50	47,054
Riverside County Transportation Commission RB, Series B, 5.00%, 06/01/24	100	105,274
Sacramento Municipal Utility District RB, Series E, 5.00%, 08/15/24	220	232,440
Salinas Union High School District GO, Series A, 0.00%, 10/01/24 (NPFGC)(a)	20	18,691
San Diego Community College District GO, 5.00%, 08/01/24	445	470,777
San Diego Unified School District/CA GO
Series A, 0.00%, 07/01/24(a)	440	417,192
Series A, 0.00%, 07/01/24 (ETM)(a)	160	151,383
Series C-2, 5.50%, 07/01/24 (AGM)	255	271,552
Series D-1, 5.50%, 07/01/24 (NPFGC)	395	420,640
Series R-4, 5.00%, 07/01/24	220	231,978
San Francisco Bay Area Rapid Transit District GO, Series A, 5.00%, 08/01/24	155	164,048
San Francisco Bay Area Rapid Transit District Sales Tax Revenue RB, Series A, 5.00%, 07/01/24	330	348,039
San Francisco City & County Airport Commission San Francisco International Airport RB, Series D, 5.00%, 05/01/24	225	235,537
San Francisco City & County Public Utilities Commission Wastewater Revenue RB, Series A, 5.00%, 10/01/24	295	312,741
San Joaquin Delta Community College District GO, Series C, 5.00%, 08/01/39( 08/01/24)	1,000	1,057,249
San Jose Unified School District GO, 5.00%, 08/01/24	350	369,800
San Marcos Unified School District GO, 0.00%, 08/01/24(a)	40	37,643
San Mateo County Community College District GO, Series B, 0.00%, 09/01/24 (NPFGC)(a)	120	113,178
San Mateo Union High School District GO, 4.00%, 09/01/24	210	217,943
San Ramon Valley Unified School District/CA GO, 5.00%, 08/01/24	125	132,072
Santa Clara County Financing Authority RB, Serise A, 5.00%, 11/15/24	445	473,093
Santa Clara Valley Transportation Authority RB
Series A, 5.00%, 04/01/24	75	78,761
Series A, 5.00%, 06/01/24	150	158,162
Santa Clara Valley Water District COP, Series C, 5.00%, 06/01/24	295	310,560
Santa Monica-Malibu Unified School District GO, Series C, 4.00%, 07/01/24	85	87,867
Southern California Public Power Authority RB 5.00%, 07/01/24	135	142,467
Series C, 5.00%, 07/01/24	300	316,594
State of California Department of Water Resources RB
5.00%, 12/01/24	245	261,278
Series AR, 5.00%, 12/01/24 (PR 06/01/24)	35	36,904
Series AS, 5.00%, 12/01/24	610	650,530
Series AV, 5.00%, 12/01/24	75	79,983
Series AW, 5.00%, 12/01/24	105	111,976
Series BA, 5.00%, 12/01/24	210	223,953

44	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® iBonds® Dec 2024 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
State of California GO
4.00%, 10/01/24	$435	$450,825
4.00%, 11/01/24	55	57,061
5.00%, 03/01/24	425	446,009
5.00%, 04/01/24	400	420,464
5.00%, 05/01/24	525	552,755
5.00%, 08/01/24	465	491,620
5.00%, 09/01/24	995	1,053,884
5.00%, 10/01/24	900	954,995
5.00%, 11/01/24	760	807,898
Series A, 5.00%, 10/01/24	175	185,693
Series B, 5.00%, 08/01/24	360	380,610
Series B, 5.00%, 09/01/24	880	932,079
Sunnyvale Elementary School District GO, 5.00%, 09/01/24	195	206,677
University of California RB
Series AM, 5.00%, 05/15/24	460	484,259
Series AO, 5.00%, 05/15/24	575	605,324
Series AR, 4.00%, 05/15/24	300	309,897
Series AV, 5.00%, 05/15/24	205	215,811
Series AY, 5.00%, 05/15/24	175	184,229
West Basin Municipal Water District/CA RB, Series A, 5.00%, 08/01/24	245	258,806
William S Hart Union High School District GO, Series B, 0.00%, 08/01/24 (AGM)(a)	125	117,582

		37,061,556

Colorado — 0.6%
Board of Governors of Colorado State University System RB, Series E-2, 5.00%, 03/01/24 (NPFGC)	150	157,079
City & County of Denver Co. Airport System Revenue RB, Series A, 5.00%, 11/15/24	110	116,388
Denver City & County School District No. 1 COP, Series A, 5.00%, 12/01/24	70	74,488
Denver City & County School District No. 1 GO 5.00%, 12/01/24 (SAW)	320	340,682
Series A, 5.50%, 12/01/24 (SAW)	405	436,208
Series B, 5.00%, 12/01/24 (SAW)	135	143,725
E-470 Public Highway Authority RB, Series B, 0.00%, 09/01/24 (NPFGC)(a)	25	23,514
Metro Wastewater Reclamation District RB, Series A, 5.00%, 04/01/24	240	252,175
University of Colorado RB
Series B-1, 5.00%, 06/01/24	195	205,285
Series C, VRDN,2.00%, 06/01/54 (Put 10/15/24)(b)	250	244,428

		1,993,972

Connecticut — 1.5%
Hartford County Metropolitan District Clean Water Project Revenue RB, Series A, 5.00%, 11/01/34 (Put 11/01/24)	250	265,881
State of Connecticut GO
Series A, 5.00%, 03/01/24	105	110,186
Series A, 5.00%, 03/15/24	190	199,537
Series B, 5.00%, 04/15/24	330	347,126
Series B, 5.00%, 05/15/24	280	294,253
Series D, 5.00%, 04/15/24	675	710,031
Series D, 5.00%, 06/15/24	130	136,862
Series D, 5.00%, 08/15/24	295	311,681
Series E, 5.00%, 09/15/24	130	137,594
Series E, 5.00%, 10/15/24	225	238,563
Series F, 5.00%, 11/15/24	200	212,423

Security	Par (000)	Value

Connecticut (continued)
State of Connecticut Special Tax Revenue RB
Series A, 4.00%, 05/01/24	$60	$61,840
Series A, 5.00%, 08/01/24	415	438,105
Series A, 5.00%, 09/01/24	600	634,528
Series B, 5.00%, 08/01/24	400	422,270

		4,520,880

Delaware — 0.8%
City of Wilmington DE GO, 4.00%, 12/01/24	100	104,131
County of New Castle DE GO, 5.00%, 10/01/24	225	238,585
Delaware Transportation Authority RB
4.00%, 07/01/24	335	346,514
5.00%, 07/01/24	805	849,527
State of Delaware GO
5.00%, 03/01/24	360	377,782
Series 2009C, 5.00%, 10/01/24	220	233,923
Series A, 5.00%, 10/01/24	100	106,328
Series B, 5.00%, 07/01/27 (PR 07/01/24)	85	89,554

		2,346,344

District of Columbia — 1.5%
District of Columbia GO
Series A, 4.00%, 06/01/24	55	56,827
Series A, 5.00%, 06/01/24	410	431,882
Series A, 5.00%, 10/15/24	120	127,440
Series B, 5.00%, 06/01/24	320	337,078
Series D, 5.00%, 06/01/24	490	516,151
District of Columbia RB
5.00%, 12/01/24	125	132,564
Series A, 5.00%, 12/01/24	460	489,612
Series B, 5.00%, 10/01/24	575	609,857
Series C, 5.00%, 10/01/24	715	758,344
District of Columbia Water & Sewer Authority RB
Series A, 5.00%, 10/01/24	380	403,496
Series B, 5.00%, 10/01/24	375	398,186
Metropolitan Washington Airports Authority Aviation Revenue RB, Series B, 5.00%, 10/01/24	35	36,978
Washington Metropolitan Area Transit Authority RB, 5.00%, 07/15/24	315	332,537

		4,630,952

Florida — 3.7%
Broward County FL Water & Sewer Utility Revenue RB, Series B, 5.00%, 10/01/24	130	137,881
Central Florida Expressway Authority RB, 5.00%, 07/01/24	60	63,150
City of Jacksonville FL RB, Series B, 5.00%, 10/01/24	25	26,455
City of Tampa FL Water & Wastewater System Revenue RB, 5.00%, 10/01/24	25	26,570
County of Hillsborough FL Community Investment Tax Revenue RB, 5.00%, 11/01/24	50	52,927
County of Miami-Dade FL Aviation Revenue RB, 5.00%, 10/01/24	150	157,687
County of Miami-Dade FL GO
Series A, 5.00%, 07/01/24	305	321,800
Series B, 5.00%, 07/01/24	100	105,553
County of Miami-Dade FL Transit System RB, 5.00%, 07/01/24	410	431,436
County of Miami-Dade FL Water & Sewer System Revenue RB
5.00%, 10/01/24	555	588,511
Series B, 5.00%, 10/01/24	130	137,849
County of Sarasota FL RB, 5.00%, 10/01/24	45	47,771

S C H E D U L E O F I N V E S T M E N T S	45

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® iBonds® Dec 2024 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
Florida Department of Environmental Protection RB
5.00%, 07/01/24	$295	$311,445
Series A, 5.00%, 07/01/24	790	834,040
Florida Municipal Power Agency RB, Series A, 5.00%, 10/01/24	20	21,111
Florida State Development Commission RB, Series A, 5.00%, 07/01/24	100	105,510
Florida’s Turnpike Enterprise RB, Series A, 5.00%, 07/01/24	870	918,500
Hillsborough County School Board COP, Series A, 5.00%, 07/01/24	120	125,834
Lee County School Board (The) COP, 5.00%, 08/01/24	100	105,522
Miami-Dade County Expressway Authority RB, Series B, 5.00%, 07/01/24	280	293,673
Orange County Convention Center/Orlando RB, 5.00%, 10/01/24	190	200,785
Orange County School Board COP
Series B, 5.00%, 08/01/24	15	15,818
Series D, 5.00%, 08/01/24	50	52,728
Orlando Utilities Commission RB, Series A, 5.00%, 10/01/24	320	339,012
Palm Beach County School District COP, Series B, 5.00%, 08/01/24	280	294,459
Pasco County School Board COP, Series A, 5.00%, 08/01/24	60	62,964
Reedy Creek Improvement District GOL, Series A, 5.00%, 06/01/24	190	199,666
School Board of Miami-Dade County (The) COP
Series A, 5.00%, 05/01/24	315	330,316
Series D, 5.00%, 02/01/24	110	114,854
School Board of Miami-Dade County (The) GO, 5.00%, 03/15/24	195	204,495
School District of Broward County/FL COP
Series A, 5.00%, 07/01/24	545	574,933
Series B, 5.00%, 07/01/24	20	21,076
Series C, 5.00%, 07/01/24	130	136,993
State of Florida, Series C, 5.00%, 06/01/24	220	231,925
State of Florida Department of Transportation RB, Series A, 5.00%, 07/01/24	290	305,978
State of Florida Department of Transportation Turnpike System Revenue RB, Series A, 5.00%, 07/01/24	235	248,100
State of Florida GO
5.00%, 07/01/24	830	877,170
Seires E, 5.00%, 06/01/24	200	210,841
Series A, 5.00%, 01/01/24	195	203,906
Series A, 5.00%, 07/01/24	155	163,809
Series B, 5.00%, 06/01/24	225	237,196
Series F, 5.00%, 06/01/24	485	511,289
State of Florida Lottery Revenue RB
Series A, 5.00%, 07/01/24	580	611,578
Series B, 5.00%, 07/01/24	485	511,406
Volusia County School Board COP, Series A, 5.00%, 08/01/24	20	21,051
Volusia County School Board RB, 5.00%, 10/01/24	20	21,121

		11,516,694

Georgia — 1.6%
City of Atlanta GA Airport Passenger Facility Charge RB, Series A, 5.00%, 01/01/24	695	725,464
City of Atlanta GA Water & Wastewater Revenue RB
5.00%, 11/01/24	575	610,807
Series B, 5.00%, 11/01/24	100	106,227
County of Forsyth GA GO, 5.00%, 09/01/24	280	297,094
County of Henry GA GO, 5.00%, 05/01/24	200	210,564

Security	Par (000)	Value

Georgia (continued)
Fayette County School District/GA GO, 5.25%, 09/01/24 (SAW)	$105	$111,854
Georgia Ports Authority RB, 5.00%, 07/01/24	200	211,063
Gwinnett County School District GO, 5.00%, 02/01/24	100	104,764
Gwinnett County Water & Sewerage Authority RB, 5.00%, 08/01/24	500	529,414
Metropolitan Atlanta Rapid Transit Authority RB, Series A, 4.00%, 07/01/24	290	299,781
Private Colleges & Universities Authority RB, Series B, 5.00%, 10/01/24	100	105,917
State of Georgia GO
Series A, 5.00%, 02/01/24	175	183,336
Series A-1, 5.00%, 02/01/24	155	162,384
Series A-1, 5.00%, 08/01/24	165	174,707
Series C, 5.00%, 07/01/24	220	232,503
Series C-1, 5.00%, 01/01/24	135	141,188
Series C-1, 5.00%, 07/01/24	400	422,733
Series E, 5.00%, 12/01/24	320	341,344
Series F, 5.00%, 01/01/24	100	104,584

		5,075,728

Hawaii — 1.3%
City & County Honolulu HI Wastewater System Revenue RB
5.00%, 07/01/24	75	79,018
Series A, 5.00%, 07/01/24	480	505,718
Series B, 5.00%, 07/01/24	170	179,109
City & County of Honolulu HI GO
4.00%, 07/01/24	210	217,083
Series A, 5.00%, 09/01/24	430	455,146
Series A, 5.00%, 10/01/24	75	79,528
Series B, 5.00%, 10/01/24	105	111,340
Series C, 5.00%, 10/01/24	70	74,227
Series D, 5.00%, 09/01/24	150	158,772
County of Hawaii HI GO
Series A, 5.00%, 09/01/24	115	121,725
Series B, 4.00%, 09/01/24	45	46,619
County of Maui HI GO, 5.00%, 09/01/24	35	37,104
Honolulu City & County Board of Water Supply RB, Series A, 5.00%, 07/01/24	150	158,199
State of Hawaii GO
Series EO, 5.00%, 08/01/24	40	42,308
Series ET, 5.00%, 10/01/24	135	143,314
Series EZ, 5.00%, 10/01/24	575	610,414
Series FE, 5.00%, 10/01/24	345	366,248
Series FH, 5.00%, 10/01/24	305	323,785
Series FN, 5.00%, 10/01/24	35	37,156
State of Hawaii State Highway Fund RB, Series B, 5.00%, 01/01/24	210	219,451

		3,966,264

Idaho — 0.3%
Idaho Housing & Finance Association RB
5.00%, 07/15/24	875	922,645
Series A, 5.00%, 07/15/24	25	26,361

		949,006

Illinois — 2.3%
Chicago O’Hare International Airport, Series B, 5.00%, 01/01/24	130	135,093
Chicago O’Hare International Airport RB
Series B, 5.00%, 01/01/24	260	270,185
Series C, 5.00%, 01/01/24	265	275,381

46	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® iBonds® Dec 2024 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Illinois (continued)
Series D, 5.00%, 01/01/24	$175	$181,855
Series E, 5.00%, 01/01/24	310	322,144
Chicago Transit Authority Capital Grant Receipts Revenue RB, 5.00%, 06/01/24	130	135,324
Illinois Finance Authority RB
5.00%, 01/01/24	270	281,700
5.00%, 07/01/24	700	735,540
Series A, 5.00%, 10/01/24	320	338,935
Illinois State Toll Highway Authority RB
5.00%, 01/01/24	160	167,067
Series D, 5.00%, 01/01/24	580	605,037
Metropolitan Water Reclamation District of Greater Chicago GOL, Series C, 5.00%, 12/01/24	375	397,401
State of Illinois GO
5.00%, 02/01/24	725	751,815
5.00%, 04/01/24	105	109,110
5.00%, 05/01/24	720	748,907
Series A, 4.00%, 05/01/24	295	301,168
Series A, 5.00%, 03/01/24	130	134,954
Series A, 5.00%, 10/01/24	65	68,025
Series A, 5.00%, 11/01/24	250	261,930
Series A, 5.00%, 12/01/24	50	52,411
Series B, 5.00%, 12/01/24	150	157,233
Series D, 5.00%, 11/01/24	400	419,089
State of Illinois RB
Series C, 4.00%, 06/15/24	25	25,523
Series C, 5.00%, 06/15/24	200	207,970
Series D, 5.00%, 06/15/24	75	78,101

		7,161,898

Indiana — 1.4%
Ball State University RB, 5.00%, 07/01/24	165	173,984
Indiana Finance Authority RB
5.00%, 10/01/24	250	265,216
Series A, 5.00%, 02/01/24	320	334,794
Series A, 5.00%, 10/01/24	230	244,054
Series B, 5.00%, 02/01/24	245	256,327
Series C, 5.00%, 12/01/24	815	868,307
Indiana Municipal Power Agency RB, Series C, 5.00%, 01/01/24	465	485,072
Indiana Transportation Finance Authority RB, Series C, 5.50%, 12/01/24 (NPFGC)	300	323,586
Indiana University RB
Series A, 5.00%, 06/01/24	95	100,130
Series W-2, 5.00%, 08/01/24	175	185,137
Series X, 5.00%, 08/01/24	160	169,268
Indianapolis Local Public Improvement Bond Bank RB, Series A, 5.00%, 01/15/24	115	120,289
Purdue University COP, Series A, 5.00%, 07/01/24	205	216,606
Purdue University RB
5.25%, 07/01/24	100	106,033
Series A, 5.00%, 07/01/24	200	211,323
Series DD, 5.00%, 07/01/24	280	295,852

		4,355,978

Iowa — 0.4%
Iowa Finance Authority RB, 5.00%, 08/01/24	790	835,939
State of Iowa RB
5.00%, 06/15/24	325	342,639
Series A, 5.00%, 06/01/24	110	115,893

		1,294,471

Security	Par (000)	Value

Kansas — 0.6%
City of Merriam KS GO, 5.00%, 10/01/24	$125	$132,789
City of Wichita KS Water & Sewer Utility Revenue RB, Series A, 5.00%, 10/01/24	200	212,076
Johnson County Unified School District No. 229 Blue Valley GO, Series B, 5.00%, 10/01/24	70	74,193
Johnson County Water District No. 1 RB, 5.00%, 01/01/24	55	57,448
Kansas Development Finance Authority RB, 5.00%, 05/01/24	400	420,727
Sedgwick County Unified School District No. 259 Wichita GO, Series A, 4.00%, 10/01/24	105	108,895
Sedgwick County Unified School District No. 262 Valley Center GO, 3.00%, 09/01/36( 09/01/24)	240	243,016
State of Kansas Department of Transportation RB, Series A, 5.00%, 09/01/24	695	734,995

		1,984,139

Kentucky — 0.1%
Kentucky Turnpike Authority RB, 5.00%, 07/01/24	160	167,675
Louisville & Jefferson County Metropolitan Sewer District RB, 5.00%, 05/15/24	280	294,881

		462,556

Louisiana — 1.1%
Louisiana State University & Agricultural & Mechanical College RB, 5.00%, 07/01/34( 07/01/24)	1,000	1,054,662
St Tammany Parish Wide School District No. 12 GO, 5.00%, 03/01/27( 03/01/24)	1,125	1,179,535
State of Louisiana GO
5.00%, 05/01/24	225	236,434
Series A, 5.00%, 04/01/24	500	524,597
Series A, 5.00%, 09/01/24	140	147,894
Series B, 5.00%, 05/01/24	25	26,270
Series C, 5.00%, 08/01/24	50	52,728
Series D-2, 5.00%, 12/01/24	150	159,269
State of Louisiana RB, 5.00%, 09/01/24	110	116,151

		3,497,540

Maine — 0.8%
City of Portland ME GO, 5.00%, 10/01/24	170	180,552
Maine Municipal Bond Bank RB
Series A, 5.00%, 09/01/24	130	137,420
Series A, 5.00%, 11/01/24	150	159,491
Series B, 5.00%, 11/01/24	110	116,960
Series C, 5.00%, 11/01/24	420	446,575
Series D, 5.00%, 11/01/24	75	79,746
Maine Turnpike Authority RB, 5.00%, 07/01/24	120	126,507
State of Maine GO, Series B, 5.00%, 06/01/24	1,230	1,296,415

		2,543,666

Maryland — 4.3%
City of Baltimore MD RB, Series A, 5.00%, 07/01/24	300	315,425
County of Anne Arundel MD GOL, 5.00%, 10/01/24	905	961,614
County of Baltimore MD GO
5.00%, 02/01/24	100	104,764
5.00%, 03/01/24	400	419,758
5.00%, 08/01/24	280	296,408
County of Carroll MD GO, 5.00%, 11/01/24	225	239,518
County of Charles MD GO, 5.00%, 10/01/24	100	106,256
County of Frederick MD GO, Series A, 5.00%, 08/01/24	25	26,465
County of Howard MD GO
Series A, 5.00%, 02/15/24	120	125,878
Series A, 5.00%, 08/15/24	250	264,881
Series B, 5.00%, 02/15/24	50	52,449
Series C, 5.00%, 02/15/24	75	78,673

S C H E D U L E O F I N V E S T M E N T S	47

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® iBonds® Dec 2024 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Maryland (continued)
County of Montgomery MD GO
Series A, 4.00%, 11/01/31 (PR 11/01/24)	$1,000	$1,039,439
Series A, 5.00%, 11/01/24	750	798,394
Series A, 5.00%, 12/01/24	125	133,305
Series A, 5.00%, 11/01/26 (PR 11/01/24)	10	10,635
Series B, 5.00%, 06/01/24	235	247,836
Series B, 5.00%, 11/01/24	50	53,226
County of Montgomery MD Water Quality Protection Charge Revenue RB, 5.00%, 04/01/24	120	126,018
County of Prince George’s MD GOL
Series A, 4.00%, 09/01/24	390	404,481
Series A, 5.00%, 07/15/24	470	497,044
Series B, 5.00%, 07/15/24	225	237,947
Maryland Health & Higher Educational Facilities Authority RB, 5.25%, 07/01/27 (PR 01/01/25)	1,500	1,588,215
Maryland State Transportation Authority RB, Series A, 5.00%, 07/01/24	150	158,199
State of Maryland Department of Transportation RB
4.00%, 09/01/24	235	243,726
5.00%, 05/01/24	205	215,664
5.00%, 09/01/24	240	254,371
5.00%, 10/01/24	495	525,486
5.00%, 11/01/24	260	276,516
State of Maryland GO
First Series, 5.00%, 06/01/24	460	485,222
Series A, 5.00%, 03/15/24	250	262,595
Series A, 5.00%, 08/01/24	150	158,824
Series B, 4.00%, 08/01/24	375	388,905
Series B, 5.00%, 08/01/24	835	884,121
Series C-2, 5.00%, 08/01/24	535	566,473
Washington Suburban Sanitary Commission RB
4.00%, 06/01/24	90	93,026
5.00%, 06/01/24	555	585,315
5.00%, 06/15/24 (GTD)	40	42,222

		13,269,294

Massachusetts — 3.0%
City of Boston MA GO
Series A, 5.00%, 03/01/24	95	99,745
Series A, 5.00%, 11/01/24	700	745,518
Series B, 5.00%, 04/01/24	85	89,394
Series D, 5.00%, 03/01/24	250	262,487
Commonwealth of Massachusetts Federal Highway Grant Anticipation Note Revenue RB, Series A, 5.00%, 06/15/24	165	174,025
Commonwealth of Massachusetts GO
Series C, 5.00%, 10/01/24	100	106,159
Series C, 5.50%, 12/01/24 (AMBAC)	135	145,508
Commonwealth of Massachusetts GOL
Series 7, 5.00%, 07/01/24	130	137,247
Series A, 5.00%, 01/01/24	250	261,460
Series A, 5.00%, 07/01/24	40	42,230
Series B, 5.00%, 07/01/24	695	733,743
Series B, 5.25%, 09/01/24 (AGM)	870	926,791
Series C, 5.00%, 07/01/24	60	63,345
Series C, 5.00%, 10/01/24	360	382,172
Series F, 5.00%, 05/01/24	100	105,182
Series H, 5.00%, 12/01/24	185	197,100
Commonwealth of Massachusetts Transportation Fund Revenue RB, Series A, 5.00%, 06/01/24	215	226,564
Massachusetts Bay Transportation Authority RB Series A, 5.00%, 07/01/24	855	901,883

Security	Par (000)	Value

Massachusetts (continued)
Series B, 5.00%, 07/01/24	$105	$110,739
Series C, 5.50%, 07/01/24	200	213,026
Massachusetts Bay Transportation Authority Sales Tax Revenue RB, Series B, 5.50%, 07/01/24 (NPFGC)	215	229,003
Massachusetts Clean Water Trust (The) RB
5.00%, 08/01/24	245	259,413
Series 2017, 5.00%, 08/01/24	375	396,891
Series 21, 5.00%, 08/01/24	200	211,675
Series 22, 5.00%, 08/01/24	675	714,404
Massachusetts School Building Authority RB, Series C, 5.00%, 08/15/24	235	248,773
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue RB, 5.00%, 01/01/24	175	182,817
Massachusetts Water Resources Authority RB
Series B, 5.00%, 08/01/24	345	364,760
Series C, 5.00%, 08/01/24	305	322,263
Series F, 5.00%, 08/01/24	325	343,606
University of Massachusetts Building Authority RB, Series 2021-1, 5.00%, 11/01/24	170	180,374

		9,378,297

Michigan — 1.1%
Chippewa Valley Schools GO, Series B, 5.00%, 05/01/24 (Q-SBLF)	250	262,954
Michigan Finance Authority RB
5.00%, 10/01/24	110	116,509
Series B, 5.00%, 10/01/24	185	195,947
Series C-3, 5.00%, 07/01/24 (AGM)	115	120,839
Michigan State Building Authority RB
5.00%, 04/15/24	380	399,647
Series I, 5.00%, 04/15/24	700	736,191
Oxford Area Community School District GO, Series A, 5.00%, 05/01/24	15	15,756
State of Michigan Comprehensive Transportation Revenue RB, 5.00%, 11/15/24	120	126,908
State of Michigan GO, Series A, 5.00%, 12/01/24	220	234,447
State of Michigan RB, 5.00%, 03/15/24	685	715,920
State of Michigan Trunk Line Revenue RB, 5.00%, 11/15/24	280	298,032
University of Michigan RB
Series A, 5.00%, 04/01/24	140	147,102
Serise A, 5.00%, 04/01/24	115	120,834
Wayne County Airport Authority RB, Series C, 5.00%, 12/01/24	50	52,948

		3,544,034

Minnesota — 1.3%
City of Minneapolis MN GO, 5.00%, 12/01/24	400	425,646
County of Hennepin MN GO, Series A, 5.00%, 12/01/24	325	346,341
Metropolitan Council GO
Series A, 5.00%, 03/01/24	50	52,470
Series C, 5.00%, 03/01/24	235	246,608
Series E, 5.00%, 12/01/24	255	272,406
Minneapolis-St Paul Metropolitan Airports Commission RB, Series B, 5.00%, 01/01/24	255	265,201
Minnesota Municipal Power Agency RB, Series A, 5.00%, 10/01/24	100	105,893
Minnesota Public Facilities Authority RB, Series B, 3.00%, 03/01/24	500	505,902
Rosemount-Apple Valley-Eagan Independent School District No. 196 GO, Series A, 5.00%, 02/01/24	115	120,297

48	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® iBonds® Dec 2024 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Minnesota (continued)
Southern Minnesota Municipal Power Agency RB, Series A, 4.00%, 01/01/24	$100	$102,631
State of Minnesota GO
Series A, 5.00%, 08/01/24	630	667,203
Series B, 5.00%, 08/01/24	205	217,106
Series B, 5.00%, 10/01/24	155	164,772
Series D, 5.00%, 08/01/24	585	619,546
Series E, 5.00%, 10/01/24	75	79,728

		4,191,750

Mississippi — 0.2%
State of Mississippi GO
Series B, 5.00%, 09/01/24	50	52,982
Series C, 4.00%, 10/01/24	25	25,927
Series C, 5.00%, 10/01/24	385	408,712

		487,621

Missouri — 1.1%
City of Springfield MO Public Utility Revenue RB, 5.00%, 08/01/24	175	184,900
Missouri Highway & Transportation Commission RB
Series A, 5.00%, 05/01/24	505	531,977
Series A, Series A, 5.00%, 05/01/24	130	136,945
Series B, 5.00%, 05/01/24	105	110,609
Missouri State Board of Public Buildings RB
Series A, 4.00%, 04/01/24	280	288,997
Series A, 5.00%, 04/01/24	355	373,009
Series B, 5.00%, 04/01/24	125	131,341
Missouri State Environmental Improvement & Energy Resources Authority RB
Series A, 5.00%, 01/01/24	1,000	1,045,003
Series B, 4.00%, 07/01/24	70	72,361
University of Missouri RB, Series A, 5.00%, 11/01/24	440	467,401

		3,342,543

Nebraska — 0.8%
City of Omaha NE GO
Series A, 5.00%, 01/15/24	150	157,001
Series B, 5.00%, 04/15/24	175	183,671
Series B, 5.00%, 11/15/24	25	26,566
Series B, 5.00%, 11/15/26 (PR 11/15/24)	50	53,224
Nebraska Public Power District RB, Series A-1, 5.00%, 01/01/24	340	354,847
Omaha Public Power District Nebraska City Station Unit 2 RB, Series A, 5.00%, 02/01/24	155	161,976
Omaha Public Power District RB
Series A, 5.00%, 02/01/24	470	491,564
Series B, 5.00%, 02/01/31 (PR 02/01/25)	1,115	1,179,335

		2,608,184

Nevada — 2.1%
Clark County School District GOL
Series B, 5.00%, 06/15/24	170	178,578
Series C, 5.00%, 06/15/24	570	598,762
Clark County Water Reclamation District GOL, 5.00%, 07/01/24	195	205,871
County of Clark NV GOL
5.00%, 06/01/24	65	68,469
5.00%, 11/01/24	160	170,083
5.00%, 12/01/24	265	282,196
Series A, 5.00%, 06/01/24	165	173,806
Series A, 5.00%, 11/01/24	205	217,920
Series B, 5.00%, 11/01/24	255	271,071

Security	Par (000)	Value

Nevada (continued)
Serise A, 5.00%, 12/01/24	$100	$106,489
County of Clark NV Passenger Facility Charge Revenue RB
5.00%, 07/01/24	840	883,010
Series C, 5.00%, 07/01/24	190	199,729
County of Clark NV RB
5.00%, 07/01/24	965	1,016,531
Series A, 5.00%, 07/01/24	155	163,271
Las Vegas Valley Water District GOL
Series A, 5.00%, 02/01/24	150	156,856
Series B, 5.00%, 06/01/24	535	563,218
Nevada System of Higher Education RB, Series A, 5.00%, 07/01/24	140	147,532
State of Nevada GOL
Series A, 5.00%, 05/01/24	165	173,649
Series B, 5.00%, 11/01/24	270	287,354
Series D, 5.00%, 04/01/24	250	262,778
State of Nevada Highway Improvement Revenue RB
5.00%, 12/01/24	305	324,949
Series A, Series A, 5.00%, 12/01/24	100	106,541
Washoe County School District/NV GOL, Series A, 5.00%, 06/01/24	105	110,429

		6,669,092

New Hampshire — 0.1%
New Hampshire Health and Education Facilities Authority Act RB, 5.00%, 07/01/24	50	52,700
New Hampshire Municipal Bond Bank RB
Series B, 5.00%, 08/15/24	50	52,816
Series E, 5.00%, 08/15/24	15	15,845
State of New Hampshire GO, Series B, 5.00%, 12/01/24	210	223,953

		345,314

New Jersey — 2.7%
County of Essex NJ GO, Series B, 5.00%, 09/01/24 (SCH BD RES FD)	110	116,613
County of Monmouth NJ Go, 5.00%, 07/15/24	445	470,310
Monmouth County Improvement Authority (The) RB
5.00%, 12/01/24 (GTD)	90	95,980
Series A, 4.00%, 08/01/24	400	414,743
New Jersey Economic Development Authority RB
Series AAA, 4.00%, 06/15/24	120	122,890
Series N-1, 5.50%, 09/01/24 (AMBAC)	55	58,280
Series PP, 5.00%, 06/15/27 (PR 06/15/24)	1,900	2,002,031
Series UU, 5.00%, 06/15/24	190	198,453
Series XX, 4.00%, 06/15/24 (SAP)	725	742,463
Series XX, 5.00%, 06/15/24 (SAP)	135	141,006
New Jersey Educational Facilities Authority RB
Series A, 5.00%, 07/01/24	105	110,945
Series A, 5.00%, 09/01/24	270	283,083
Series B, 5.00%, 07/01/24	80	84,529
Series I, 5.00%, 07/01/24	170	179,624
New Jersey Transportation Trust Fund Authority RB
Series A, 5.00%, 06/15/24	840	880,624
Series A-1, 5.00%, 06/15/24	400	420,183
Series AA, 4.00%, 06/15/24	165	168,974
Series AA, 5.00%, 06/15/24	180	188,008
New Jersey Turnpike Authority RB, Series C, 5.00%, 01/01/24	140	145,950
State of New Jersey GO
5.00%, 06/01/24	470	491,767
Series A, 5.00%, 06/01/24	850	889,365

S C H E D U L E O F I N V E S T M E N T S	49

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® iBonds® Dec 2024 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New Jersey (continued)
Township of Union NJ/Union County GO, 3.00%, 01/15/24	$150	$152,200

		8,358,021

New Mexico — 0.9%
New Mexico Finance Authority RB
5.00%, 06/01/24	150	158,381
Series A, 5.00%, 06/01/24	170	179,499
Series A, 5.00%, 06/15/24	720	760,914
Series D, 5.00%, 06/15/24	85	89,830
State of New Mexico GO
5.00%, 03/01/24	145	152,029
Series A, 5.00%, 03/01/24	480	503,268
Series B, 5.00%, 03/01/24	120	125,817
State of New Mexico Severance Tax Permanent Fund RB
Series A, 5.00%, 07/01/24	545	575,382
Series B, 4.00%, 07/01/24	255	263,874

		2,808,994

New York — 9.1%
City of New York NY GO
Series 1, 5.00%, 08/01/24	540	569,215
Series A, 5.00%, 08/01/24	1,345	1,417,767
Series A-1, 5.00%, 08/01/24	295	310,960
Series A-2015, 2.50%, 08/01/24	300	299,316
Series A-2015, 5.00%, 08/01/24	230	242,444
Series B, 5.00%, 08/01/24	100	105,410
Series B-1, 5.00%, 12/01/24	25	26,532
Series C, 5.00%, 08/01/24	1,180	1,243,841
Series D, 4.00%, 08/01/24	120	123,890
Series E, 5.00%, 08/01/24	530	558,674
Series I, 5.00%, 03/01/24	170	178,272
Series J-4, 4.00%, 08/01/24	100	103,242
Series J-4, 5.00%, 08/01/24	125	131,763
County of Monroe NY GOL, 5.00%, 06/01/24	1,000	1,050,456
County of Onondaga NY GOL, 5.00%, 05/01/24	60	63,109
County of Westchester NY GOL
Series A, 5.00%, 01/01/24	195	204,004
Series A, 5.00%, 12/01/24	125	133,273
Hudson Yards Infrastructure Corp., Series A, 5.00%, 02/15/24	175	183,163
Long Island Power Authority RB
Series A, 0.00%, 12/01/24 (AGM)(a)	50	46,579
Series A, 5.00%, 09/01/24	155	164,282
Metropolitan Transportation Authority RB
Series A-1, 4.00%, 11/15/24	130	133,756
Series A-1, 5.00%, 11/15/24	280	294,889
Series A2, 5.00%, 11/15/24	25	26,329
Series A-2, 5.00%, 11/15/24	90	94,786
Series B, 5.00%, 11/15/24	525	552,918
Series B, 5.25%, 11/15/24 (AMBAC)	100	106,681
Series B-1, 5.00%, 11/15/24	190	201,433
Series B-2, 5.00%, 11/15/24	185	196,132
Series C, 5.00%, 11/15/24	190	200,104
Series C-1, 5.00%, 11/15/24	855	900,466
Series F, 5.00%, 11/15/24	145	152,711
New York City Transitional Finance Authority Building Aid Revenue RB
Series S, 4.00%, 07/15/24 (SAW)	140	144,521
Series S, 5.00%, 07/15/24 (SAW)	115	121,161
Series S, 5.00%, 07/15/24 (ETM) (SAW)	435	458,714
Series S1, 5.00%, 07/15/24 (SAW)	105	110,625
Series S-1, 5.00%, 07/15/24 (SAW)	310	327,143

Security	Par (000)	Value

New York (continued)
New York City Transitional Finance Authority Future Tax Secured Revenue RB
5.00%, 02/01/24	$280	$293,092
5.00%, 11/01/24	505	536,448
Series A-1, 5.00%, 08/01/24	635	670,925
Series B1, 5.00%, 08/01/24	180	190,183
Series C, 5.00%, 11/01/24	1,200	1,274,729
Series C1, 5.00%, 05/01/24	130	136,736
Series E-1, 5.00%, 02/01/24	100	104,676
New York City Water & Sewer System RB
Series AA, 4.00%, 06/15/24	120	123,999
Series AA, 5.00%, 06/15/24	1,355	1,428,252
New York State Dormitory Authority RB
Series A, 4.00%, 03/15/24	140	144,482
Series A, 5.00%, 02/15/24	230	240,990
Series A, 5.00%, 03/15/24	1,605	1,685,082
Series A, 5.00%, 07/01/24	815	859,197
Series B, 5.00%, 10/01/24	15	15,895
Series B, 5.50%, 03/15/24 (AMBAC)	280	296,599
Series C, 5.00%, 03/15/24	900	944,727
Series D, 5.00%, 02/15/24	145	151,928
Series E, 5.00%, 02/15/24	430	450,829
Series E, 5.00%, 03/15/24	450	472,271
Series F, 5.00%, 10/01/24 (SAW)	60	63,233
New York State Environmental Facilities Corp. RB
5.00%, 06/15/24	1,260	1,332,137
Series A, 4.00%, 06/15/24	65	67,385
Series D, 5.00%, 09/15/24	135	143,560
New York State Thruway Authority RB
Series J, 5.00%, 01/01/24	150	156,525
Series K, 4.00%, 01/01/24	160	164,368
Series K, 5.00%, 01/01/24	105	109,567
Series L, 5.00%, 01/01/24	185	193,047
New York State Urban Development Corp. RB
5.00%, 03/15/24	235	246,795
Series A, 5.00%, 03/15/24	1,695	1,780,077
Port Authority of New York & New Jersey RB, Series 194, 5.00%, 10/15/24	415	440,831
Sales Tax Asset Receivable Corp. RB, Series A, 5.00%, 10/15/24	815	865,988
State of New York GO, Series A, 5.00%, 03/01/24	360	377,782
Triborough Bridge & Tunnel Authority RB
Series A, 5.00%, 11/15/24	1,065	1,133,857
Series C-1, 5.00%, 11/15/24	165	175,668

		28,450,421

North Carolina — 2.1%
City of Charlotte NC COP, 5.00%, 06/01/24	125	131,723
City of Charlotte NC GO, Series A, 5.00%, 06/01/24	140	147,676
City of Charlotte NC Water & Sewer System Revenue RB, 5.00%, 07/01/24	265	280,003
City of Durham NC Water & Sewer Utility System Revenue RB, 4.00%, 08/01/24	170	176,152
City of Raleigh NC RB, Series A, 5.00%, 06/01/24	160	168,606
City of Winston-Salem NC RB, Series C, 5.00%, 06/01/24	200	210,841
City of Winston-Salem NC Water & Sewer System Revenue RB, Series A, 5.00%, 06/01/24	10	10,548
County of Buncombe NC RB
5.00%, 06/01/24	125	131,723
Serise A, 5.00%, 06/01/24	175	184,413
County of Durham NC GO, 5.00%, 10/01/24	45	47,826

50	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® iBonds® Dec 2024 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

North Carolina (continued)
County of Forsyth NC GO
5.00%, 04/01/24	$100	$105,131
5.00%, 12/01/24	95	101,361
County of Guilford NC GO
5.00%, 03/01/24	520	546,164
Series B, 5.00%, 05/01/24	235	247,412
County of Mecklenburg NC GO
4.00%, 02/01/24	145	149,491
5.00%, 03/01/24	285	299,182
Series A, 5.00%, 09/01/24	125	132,631
Series A, 5.00%, 12/01/24	175	186,718
Series B, 5.00%, 12/01/24	210	224,062
County of Orange NC GO, 4.00%, 04/01/24	200	206,541
County of Wake NC GO, Series A, 5.00%, 03/01/24	295	309,300
County of Wake NC RB
Series A, 5.00%, 08/01/24	135	142,790
Series A, 5.00%, 12/01/24	110	117,195
North Carolina State University at Raleigh RB, 5.00%, 10/01/24	45	47,750
State of North Carolina GO
Series A, 5.00%, 06/01/24	175	184,595
Series C, 5.00%, 05/01/24	700	736,973
State of North Carolina RB
5.00%, 03/01/24	325	340,456
Series B, 5.00%, 06/01/24	495	521,624
Series C, 5.00%, 05/01/24	250	263,105
University of North Carolina at Greensboro RB, 5.00%, 04/01/24	160	167,718

		6,519,710

Ohio — 3.4%
American Municipal Power Inc. RB, 5.00%, 02/15/24	400	418,300
City of Columbus OH, Series 6, 5.00%, 08/15/24	130	137,679
City of Columbus OH GO
Series 2017-1, 5.00%, 04/01/24	475	499,187
Series A, 4.00%, 08/15/24	455	471,817
Series A, 5.00%, 07/01/24	170	179,551
Cleveland Department of Public Utilities Division of Water RB, Series Y, 4.00%, 01/01/29 (PR 01/01/24)	1,040	1,069,940
County of Franklin OH GOL, 5.00%, 12/01/24	20	21,313
County of Hamilton OH Sales Tax Revenue RB, Series A, 5.00%, 12/01/24	200	212,307
Miami University/Oxford OH RB, 5.00%, 09/01/24	455	480,019
Ohio State University (The) RB, Series A, 5.00%, 12/01/24	300	319,312
Ohio University RB, Series A, 5.00%, 12/01/24	110	116,769
Ohio Water Development Authority RB
5.00%, 06/01/24	100	105,379
5.00%, 12/01/24	275	292,987
Series B, 5.00%, 12/01/24	210	223,736
Ohio Water Development Authority Water Pollution Control Loan Fund RB
5.00%, 06/01/24	230	242,371
5.00%, 12/01/24	110	117,195
Series 2015A, 5.00%, 06/01/24	750	790,340
Series 2015-A, 5.00%, 12/01/24	220	234,390
State of Ohio GO
Series A, 4.00%, 05/01/24	110	113,568
Series A, 4.00%, 05/01/24 (ETM)	5	5,152
Series A, 5.00%, 08/01/24	350	370,195
Series A, 5.00%, 09/01/24	195	206,631
Series A, 5.00%, 09/15/24	490	519,669

Security	Par (000)	Value

Ohio (continued)
Series B, 5.00%, 08/01/24	$120	$126,924
Series B, 5.00%, 09/15/24	1,225	1,299,173
Series S, 5.00%, 05/01/24	145	152,688
Series U, 5.00%, 05/01/24	165	173,748
Serise A, 5.00%, 05/01/24	150	157,773
Serise A, 5.00%, 06/15/24	200	210,940
State of Ohio RB
Series A, 5.00%, 04/01/24	505	530,521
Series A, 5.00%, 10/01/24	250	265,095
Series A, 5.00%, 12/01/24	390	415,005
Series B, 5.00%, 10/01/24	35	37,113
Series C, 5.00%, 12/01/24	110	117,053

		10,633,840

Oklahoma — 0.6%
City of Oklahoma City OK GO
4.00%, 03/01/24	250	257,988
5.00%, 03/01/24	10	10,498
Grand River Dam Authority RB
Series A, 4.00%, 06/01/24	445	459,504
Series A, 5.00%, 06/01/24	335	352,669
Oklahoma Capitol Improvement Authority RB
5.00%, 07/01/24	220	231,883
Series B, 5.00%, 01/01/24	15	15,685
Series B, 5.00%, 07/01/24	55	57,971
Series C, 5.00%, 07/01/24	30	31,620
Oklahoma Turnpike Authority RB, Series D, 5.00%, 01/01/24	175	182,554
Oklahoma Water Resources Board RB, 5.00%, 04/01/24	105	110,226

		1,710,598

Oregon — 1.7%
Chemeketa Community College District GO, 5.00%, 06/15/24 (GTD)	190	200,191
City of Eugene OR Electric Utility System Revenue RB, Series A, 5.00%, 08/01/24	175	184,900
City of Portland OR GOL, Series B, 5.00%, 06/15/24	175	184,758
City of Portland OR Sewer System Revenue RB
Series A, 5.00%, 03/01/24	400	419,390
Series A, 5.00%, 05/01/24	50	52,541
Series A, 5.00%, 10/01/24	50	53,055
Series B, 5.00%, 06/01/24	140	147,384
City of Portland OR Water System Revenue RB, Series A, 5.00%, 05/01/24	250	262,704
County of Multnomah OR GOL, 5.00%, 06/01/24	355	374,465
Multnomah County School District No. 1 Portland/OR GO
5.00%, 06/15/24 (GTD)	130	137,194
Series B, 5.00%, 06/15/24 (GTD)	300	316,601
Oregon State Lottery RB
Series C, 5.00%, 04/01/24	220	231,034
Series E, 5.00%, 04/01/24 (MORAL OBLG)	170	178,526
Portland Community College District GO, 5.00%, 06/15/24	150	158,045
Salem-Keizer School District No. 24J GO, Series B, 0.00%, 06/15/24 (GTD)(a)	125	117,990
State of Oregon Department of Transportation RB, Series A, 5.00%, 11/15/24	660	702,504
State of Oregon GO
Series A, 5.00%, 05/01/24	500	525,909
Series B, 5.00%, 08/01/24	165	174,520
Series H, 5.00%, 05/01/24	130	136,736
Series I, 5.00%, 08/01/24	75	79,328
Series K, 5.00%, 11/01/24	200	212,705

S C H E D U L E O F I N V E S T M E N T S	51

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® iBonds® Dec 2024 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oregon (continued)
Series L, 5.00%, 08/01/24	$95	$100,481
Series O, 5.00%, 08/01/24	25	26,443
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin GO, Series J, 5.00%, 06/15/24 (GTD)	200	210,940

		5,188,344

Pennsylvania — 2.1%
City of Philadelphia PA GO
5.00%, 08/01/24	230	242,392
Series A, 5.00%, 08/01/24	365	384,666
City of Philadelphia PA Water & Wastewater Revenue RB, Series B, 5.00%, 11/01/24	430	457,423
Commonwealth of Pennsylvania GO
5.00%, 07/15/24	1,000	1,055,774
First Series, 5.00%, 01/01/24	180	188,100
First Series, 5.00%, 03/01/24	105	110,090
First Series, 5.00%, 03/15/24	245	257,067
First Series, 5.00%, 06/15/24	170	179,154
First Series, 5.00%, 07/01/24	335	353,384
First Series, 5.00%, 08/15/24	605	639,903
First Series, 5.00%, 09/15/24	295	312,582
Second Series, 5.00%, 01/15/24	65	67,978
Second Series, 5.00%, 09/15/24	805	852,978
County of Berks PA GO, 5.00%, 11/15/24	100	106,237
County of Chester PA GO, 5.00%, 07/15/24	90	95,199
County of Montgomery PA GO, Series A, 5.00%, 04/01/24	20	21,011
Delaware County Authority RB, 5.00%, 08/01/24	45	47,384
Delaware River Joint Toll Bridge Commission RB
5.00%, 07/01/24	195	205,786
Series B, 5.00%, 07/01/24	125	131,914
Pennsylvania Infrastructure Investment Authority RB, Series A, 5.00%, 01/15/24	195	204,102
Pennsylvania Turnpike Commission RB
5.00%, 06/01/24	105	109,906
Series A, 5.00%, 12/01/24	170	180,536
Series A-1, 5.00%, 12/01/24	215	228,840
Series A-2, 5.00%, 12/01/24	50	53,219
Series B, 5.00%, 12/01/24	180	191,587

		6,677,212

Rhode Island — 0.6%
Rhode Island Commerce Corp. RB, Series A, 4.00%, 06/15/24	430	441,191
Rhode Island Infrastructure Bank Water Pollution Control Revolving Fund RB, Series B, 5.00%, 10/01/24	225	239,021
Rhode Island Turnpike & Bridge Authority RB, Series A, 5.00%, 10/01/24	215	227,463
State of Rhode Island GO
5.00%, 01/15/24	100	104,650
5.00%, 08/01/24	195	206,427
Series A, 5.00%, 05/01/24	175	184,208
Series D, 5.00%, 08/01/24	295	312,288

		1,715,248

South Carolina — 0.8%
Charleston Educational Excellence Finance Corp. RB, 5.00%, 12/01/24	70	74,579
City of Charleston SC Waterworks & Sewer System Revenue RB, 5.00%, 01/01/24	155	162,183
County of Charleston SC GO, Series C, 5.00%, 11/01/24 (SAW)	160	170,364
Horry County School District/SC GO
5.00%, 03/01/24 (SCSDE)	295	309,300

Security	Par (000)	Value

South Carolina (continued)
Series A, 5.00%, 03/01/24	$170	$178,241
Lancaster County School District/SC GO, 5.00%, 03/01/24	100	104,866
Richland County School District No. 1/SC GO, Series C, 5.00%, 03/01/24	100	104,848
South Carolina Transportation Infrastructure Bank RB, Series A, 5.00%, 10/01/24	700	741,421
State of South Carolina GO
Series B, 5.00%, 04/01/24 (SAW)	475	499,278
Serise A, 5.00%, 04/01/24 (SAW)	75	78,833

		2,423,913

Tennessee — 1.8%
City of Chattanooga TN GO, Series B, 5.00%, 03/01/24	100	104,940
City of Memphis TN Electric System Revenue RB, 5.00%, 12/01/24	175	186,446
County of Blount TN GO, Series B, 5.00%, 06/01/24	180	189,644
County of Knox TN GO, 5.00%, 06/01/24	120	126,530
County of Williamson TN GO, 5.00%, 04/01/24	275	288,950
Metropolitan Government of Nashville & Davidson County TN Electric Revenue RB
Series A, 5.00%, 05/15/24	315	331,420
Series B, 5.00%, 05/15/24	200	210,425
Metropolitan Government of Nashville & Davidson County TN GO
5.00%, 01/01/24	270	282,015
5.00%, 07/01/24	605	638,595
Series A, 5.00%, 07/01/24	165	174,162
Series C, 4.00%, 07/01/24	175	181,052
State of Tennessee GO
Series A, 5.00%, 08/01/24	145	153,530
Series B, 5.00%, 08/01/24	595	630,003
Tennessee State School Bond Authority GO, Series B, 5.00%,	1,065	1,128,525
Tennessee State School Bond Authority RB
5.00%, 11/01/24 (ST INTERCEPT)	75	79,596
Second Series, 5.00%, 11/01/24 (ST INTERCEPT)	145	153,885
Series A, 5.00%, 11/01/24	325	344,914
Series B, 5.00%, 11/01/24	365	387,365

		5,591,997

Texas — 11.0%
Alamo Community College District GOL, 5.00%, 02/15/24	40	41,909
Aldine Independent School District GO, 5.00%, 02/15/24 (PSF)	265	277,599
Alief Independent School District GO, 5.00%, 02/15/24 (PSF)	155	162,286
Allen Independent School District GO, 5.00%, 02/15/24 (PSF)	100	104,736
Arlington Independent School District/TX GO
Series A, 5.00%, 02/15/24 (PSF)	40	41,938
Series B, 5.00%, 02/15/24 (PSF)	180	188,461
Austin Independent School District GO
5.00%, 08/01/24 (PSF)	145	152,975
Series A, 4.00%, 08/01/24 (PSF)	125	129,163
Series A, 5.00%, 08/01/24 (PSF)	55	58,025
Birdville Independent School District GO
5.00%, 02/15/24 (PSF)	10	10,470
Series A, 5.00%, 02/15/24 (PSF)	105	109,935
Board of Regents of the University of Texas System RB
Series C, 5.00%, 08/15/24	130	137,321
Series D, 5.00%, 08/15/24	120	126,758
Series E, 5.00%, 08/15/24	175	184,856
Series H, 5.00%, 08/15/24	260	274,643
Series J, 5.00%, 08/15/24	140	147,885

52	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® iBonds® Dec 2024 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Central Texas Turnpike System RB
Series A, 0.00%, 08/15/24 (AMBAC)(a)	$90	$84,184
Series C, 5.00%, 08/15/24	125	130,480
City of Arlington TX GOL, Series A, 5.00%, 08/15/24	205	217,014
City of Arlington TX Water & Wastewater System Revenue RB, 5.00%, 06/01/24	700	737,067
City of Austin TX GOL
5.00%, 09/01/24	535	566,662
Series A, 5.00%, 09/01/24	230	243,611
City of Austin TX Water & Wastewater System Revenue RB
5.00%, 11/15/24	155	164,707
Series A, 5.00%, 05/15/24	155	162,985
Series A, 5.00%, 11/15/24	360	382,544
City of Brownsville TX GOL
5.00%, 02/15/24	10	10,458
5.00%, 02/15/24 (ETM)	5	5,232
City of Dallas TX Waterworks & Sewer System Revenue RB
5.00%, 10/01/24	235	249,758
Series A, 5.00%, 10/01/24	230	244,444
Series C, 5.00%, 10/01/24	390	414,492
City of Denton TX GOL, 5.00%, 02/15/24	45	47,180
City of El Paso TX GOL, 5.00%, 08/15/24	135	142,634
City of Fort Worth TX Water & Sewer System Revenue RB, Series A, 5.00%, 02/15/24	265	277,361
City of Frisco TX GOL, 5.00%, 02/15/24	150	157,104
City of Grand Prairie TX GOL, 5.00%, 02/15/24	290	303,631
City of Houston TX Combined Utility System Revenue RB
Series B, 5.00%, 11/15/24	355	377,051
Series C, 5.00%, 05/15/24	460	483,415
Series D, 5.00%, 11/15/24	425	451,399
City of Pflugerville TX GOL, 5.00%, 08/01/24	60	63,340
City of Plano TX GOL, 5.00%, 09/01/24	50	53,029
City of San Antonio Texas Electric & Gas Systems Revenue RB, Series REF, 5.25%, 02/01/24	505	530,316
City of San Antonio TX Electric & Gas Systems Revenue RB
5.00%, 02/01/24	275	287,617
5.00%, 02/01/24 (ETM)	155	162,112
City of San Antonio TX GOL
5.00%, 02/01/24	240	251,391
5.00%, 08/01/24	465	491,725
Clear Creek Independent School District GO, 5.00%, 02/15/24 (PSF)	95	99,482
Comal Independent School District GO
5.00%, 02/01/24 (PSF)	510	533,311
Series B, 5.00%, 02/01/24 (PSF)	110	115,028
Conroe Independent School District GO, 5.00%, 02/15/24 (PSF)	105	109,898
County of Bexar TX GOL, 5.00%, 06/15/24	250	263,462
County of Collin TX GOL, 5.00%, 02/15/24	105	109,992
County of Denton TX GOL, 5.00%, 07/15/24	105	110,856
County of Travis TX GOL, 5.00%, 03/01/24	205	214,937
Crowley Independent School District GO, Series A, 5.00%, 08/01/24 (PSF)	80	84,490
Cypress-Fairbanks Independent School District GO
5.00%, 02/15/24 (PSF)	365	382,156
Series A, 5.00%, 02/15/24 (PSF)	105	109,935
Series C, 5.00%, 02/15/24 (PSF)	75	78,525
Dallas Area Rapid Transit RB
5.00%, 11/01/24	200	211,458
5.00%, 12/01/24	760	807,943

Security	Par (000)	Value

Texas (continued)
Series A, 5.00%, 12/01/24	$575	$611,273
Denton Independent School District GO, 0.00%, 08/15/24 (PSF)(a)	200	188,798
Fort Bend Independent School District GO
Series A, 5.00%, 08/15/24 (PSF)	300	317,239
Series C, 5.00%, 02/15/24 (PSF)	25	26,193
Series C, 5.00%, 08/15/24 (PSF)	105	111,033
Fort Worth Independent School District GO, 5.00%, 02/15/24 (PSF)	400	419,016
Frisco Independent School District GO, 5.00%, 08/15/24 (PSF)	320	338,754
Garland Independent School District GO, Series A, 5.00%, 02/15/24 (PSF)	300	314,101
Grapevine-Colleyville Independent School District GO, 0.00%, 08/15/24 (PSF)(a)	150	142,056
Harris County Toll Road Authority (The) RB, Series A, 5.00%, 08/15/24	190	201,005
Katy Independent School District GO, Series D, 5.00%, 02/15/24 (PSF)	125	130,808
Keller Independent School District/TX GO
Series A, 5.00%, 02/15/24 (PSF)	160	167,492
Series A, 5.00%, 08/15/24 (PSF)	170	180,158
Klein Independent School District GO
5.00%, 08/01/24 (PSF)	65	68,824
Series A, 5.00%, 08/01/24 (PSF)	370	391,766
Lamar Consolidated Independent School District GO
5.00%, 02/15/24 (PSF)	120	125,533
Series A, 2.00%, 02/15/24 (PSF)	50	49,555
Laredo Independent School District GO, 0.00%, 08/01/24 (PSF)(a)	150	142,197
Leander Independent School District GO
Series C, 0.00%, 08/15/37 (PR 08/15/24)(a)	700	337,606
Series D, 0.00%, 08/15/24 (PSF)(a)	125	117,450
Lewisville Independent School District GO
5.00%, 08/15/24	400	423,351
5.00%, 08/15/24 (PSF)	260	275,119
Lone Star College System GOL
5.00%, 09/15/24	185	196,246
Series A, 5.00%, 02/15/24	95	99,516
Series A, 5.00%, 08/15/24	135	142,943
Series B, 5.00%, 02/15/24	235	246,172
Lower Colorado River Authority RB
5.00%, 05/15/24	305	319,843
Series B, 5.00%, 05/15/24	160	167,786
Metropolitan Transit Authority of Harris County RB
Series A, 5.00%, 11/01/24	175	185,811
Series B, 5.00%, 11/01/24	125	132,722
Series D, 5.00%, 11/01/24	285	302,606
North East Independent School District/TX GO
5.00%, 08/01/24 (PSF)	515	544,716
5.25%, 02/01/24 (PSF)	300	315,409
North Texas Municipal Water District RB
5.00%, 06/01/24	135	142,261
5.50%, 06/01/24	50	53,204
North Texas Municipal Water District Water System Revenue RB, 5.00%, 09/01/24	275	291,467
North Texas Tollway Authority RB
5.00%, 01/01/24	110	114,675
Series A, 5.00%, 01/01/24	245	255,412
Series B, 5.00%, 01/01/24	80	83,320

S C H E D U L E O F I N V E S T M E N T S	53

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® iBonds® Dec 2024 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Series S, 5.00%, 01/01/24 (ETM)	$75	$78,375
Northside Independent School District GO
5.00%, 08/01/24 (PSF)	275	291,302
5.00%, 08/15/24 (PSF)	200	212,043
Series A, 5.00%, 08/15/24 (PSF)	165	174,935
Northwest Independent School District GO, Series A, 5.00%, 02/15/24 (PSF)	95	99,346
Pasadena Independent School District GO, 5.00%, 02/15/24 (PSF)	150	156,997
Permanent University Fund - University of Texas System RB
Series A, 5.00%, 07/01/24	110	116,156
Series B, 5.00%, 07/01/24	325	343,188
Pflugerville Independent School District GO, 5.00%, 02/15/24 (PSF)	250	262,064
Rockwall Independent School District GO, Series A, 0.00%, 02/15/24 (PSF)(a)	35	33,594
Round Rock Independent School District GO, 5.00%, 08/01/24 (PSF)	165	174,483
San Antonio Independent School District/TX GO, 5.00%, 02/15/24 (PSF)	405	424,109
San Antonio Water System RB
Series A, 5.00%, 05/15/24	565	594,105
Series B, 5.00%, 05/15/24	120	126,182
Spring Branch Independent School District GO, 5.00%, 02/01/24 (PSF)	370	387,236
Spring Independent School District GO, 5.00%, 08/15/24 (PSF)	580	614,125
State of Texas GO
5.00%, 04/01/24	295	309,795
Series A, 5.00%, (PR 10/01/24)	1,000	1,061,589
Series A, 5.00%, 10/01/24	820	870,503
Series B-1, 5.00%, 08/01/24	80	84,616
Series D, 5.00%, 05/15/24	425	447,413
Tarrant Regional Water District RB, Series A, 5.00%, 03/01/24	250	262,211
Texas A&M University RB
Series C, 5.00%, 05/15/24	485	510,082
Series E, 4.00%, 05/15/24	25	25,800
Series E, 5.00%, 05/15/24	315	331,291
Texas Public Finance Authority RB, 5.00%, 02/01/24	210	219,635
Texas State University System RB, Series A, 5.00%, 03/15/24	335	351,375
Texas Transportation Commission State Highway Fund RB
First Series, 5.00%, 10/01/24	475	503,680
Series A, 5.00%, 04/01/24	865	909,213
Series A, 5.00%, 10/01/24	145	153,755
Texas Water Development Board RB
5.00%, 04/15/24	405	425,701
5.00%, 08/01/24	390	412,064
Series A, 5.00%, 10/15/24	195	206,946
Series B, 5.00%, 04/15/24	50	52,556
Series B, 5.00%, 10/15/24	110	116,739
Tyler Independent School District GO, 5.00%, 02/15/24 (PSF)	30	31,415
United Independent School District/TX GO, 5.00%, 08/15/24 (PSF)	20	21,172
University of Houston RB, Series A, 5.00%, 02/15/24	400	418,945
University of North Texas System RB, Series A, 5.00%, 04/15/24	465	488,132
Ysleta Independent School District GO, 5.00%, 08/15/24 (PSF)	125	132,297

		34,181,977

Security	Par (000)	Value

Utah — 0.8%
City of Ogden City UT Sewer & Water Revenue RB, 5.00%, 06/15/24	$90	$94,827
Metropolitan Water District of Salt Lake & Sandy RB, Series A, 5.00%, 07/01/24	85	89,738
Nebo School District GO, Series C, 4.00%, 07/01/24 (GTD)	100	103,480
State of Utah GO
5.00%, 07/01/24	450	476,162
Series B, 5.00%, 07/01/24	270	285,697
University of Utah (The) RB
Series A, 5.00%, 08/01/24	320	338,104
Series A, 5.00%, 08/01/24 (SAP)	350	369,801
Series A-1, 5.00%, 08/01/24	100	105,657
Series B, 5.00%, 08/01/24	120	126,789
Utah State Building Ownership Authority RB, 5.00%, 05/15/24	175	184,050
Utah Transit Authority RB, Series A, 5.00%, 06/15/24	390	411,332

		2,585,637

Vermont — 0.4%
State of Vermont GO
5.00%, 08/15/24	1,000	1,059,754
Series A, 5.00%, 02/15/24	165	172,963

		1,232,717

Virginia — 4.5%
City of Alexandria VA GO
Series A, 5.00%, 07/15/24 (SAW)	105	111,065
Series C, 5.00%, 07/01/24 (SAW)	435	459,722
Series C, 5.00%, 07/15/24 (SAW)	100	105,776
City of Chesapeake VA GO, Series C, 5.00%, 12/01/24	250	266,352
City of Hampton VA GO, Series A, 5.00%, 09/01/24	355	376,258
City of Newport News VA GO, Series A, 5.00%, 08/01/24	100	105,883
City of Norfolk VA GO
Series A, 5.00%, 09/01/35 (PR 09/01/24) (SAW)	150	158,947
Series A, 5.00%, 09/01/37 (PR 09/01/24) (SAW)	600	635,788
City of Norfolk VA Water Revenue RB, 5.00%, 11/01/24	230	244,266
City of Richmond VA GO
Series B, 5.00%, 07/15/24	205	216,750
Series B, 5.00%, 07/15/24 (SAW)	240	253,757
City of Virginia Beach VA GO, Series B, 5.00%, 09/15/24 (SAW)	665	705,265
Commonwealth of Virginia GO
Series B, 5.00%, 06/01/24	50	52,658
Series B, 5.00%, 06/01/24 (SAW)	100	105,316
County of Arlington VA GO
5.00%, 08/15/24	125	132,383
Series A, 5.00%, 08/15/24	50	52,953
County of Fairfax VA GO
Series A, 4.00%, 10/01/24 (SAW)	250	259,333
Series A, 5.00%, 10/01/24 (SAW)	525	557,461
Series B, 5.00%, 04/01/24 (SAW)	500	525,557
Series B, 5.00%, 10/01/24 (SAW)	120	127,391
County of Henrico VA GO
5.00%, 08/01/24 (SAW)	50	52,862
Series A, 5.00%, 08/01/24	100	105,725
Series A, 5.00%, 08/01/24 (SAW)	245	259,026
Series B, 5.00%, 08/01/24 (SAW)	205	216,736
Fairfax County Industrial Development Authority RB, 5.00%, 05/15/24	500	525,451
Fairfax County Water Authority RB, 5.00%, 04/01/24	75	78,805

54	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® iBonds® Dec 2024 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Virginia (continued)
Hampton Roads Sanitation District RB
Series A, 5.00%, 07/01/24	$165	$174,377
Series A, 5.00%, 08/01/24	95	100,589
Virginia College Building Authority RB
5.00%, 02/01/24	100	104,676
Series A, 3.00%, 09/01/24	115	116,550
Series A, 4.00%, (PR 02/01/24)	250	257,438
Series A, 5.00%, 09/01/24	570	603,334
Series A, 5.00%, 09/01/24 (SAW)	50	52,924
Series B, 5.00%, 09/01/24	100	105,848
Series D, 5.00%, 02/01/24 (NPFGC)	215	225,053
Series E-1, 5.00%, 02/01/24	280	293,092
Virginia Commonwealth Transportation Board RB
5.00%, 03/15/24	145	152,251
5.00%, 05/15/24	180	189,640
5.00%, 09/15/24	500	529,563
Series A, 5.00%, 05/15/24	1,000	1,053,553
Series C, 5.00%, 05/15/24	170	179,104
Virginia Public Building Authority RB
Series A, 5.00%, 08/01/24	995	1,050,396
Series C, 5.00%, 08/01/24	160	168,908
Virginia Public School Authority RB
5.00%, 02/01/24	75	78,520
5.00%, 08/01/24 (SAW)	215	227,393
Series B, 5.00%, 08/01/24	120	126,816
Series B, 5.00%, 08/01/24 (SAW)	315	332,892
Series C, 5.00%, 08/01/24 (SAW)	275	290,620
Virginia Resources Authority RB
5.00%,	15	15,934
5.00%, 11/01/24	190	201,999
5.00%, 11/01/24 (MORAL OBLG)	105	111,723
Series A, 5.00%, 11/01/24	275	292,331
Series D, 5.00%, 11/01/24	145	154,139

		13,881,149

Washington — 5.7%
Cascade Water Alliance RB, 5.00%, 01/01/24	90	94,080
Central Puget Sound Regional Transit Authority RB, Series S-1, 5.00%, 11/01/24	755	802,961
City of Bellevue WA GOL, 5.00%, 12/01/24	200	213,340
City of Marysville WA Water & Sewer Revenue RB, 5.00%, 04/01/24	40	41,968
City of Seattle WA Drainage & Wastewater Revenue RB, 5.00%, 04/01/24	425	446,723
City of Seattle WA GO, 5.00%, 12/01/24	115	122,671
City of Seattle WA GOL
4.00%, 05/01/24	45	46,504
Series A, 5.00%, 06/01/24	100	105,483
City of Seattle WA Municipal Light & Power Revenue RB
5.00%, 09/01/24	220	232,968
Series B, 5.00%, 04/01/24	100	105,111
Series C, 5.00%, 09/01/24	355	375,926
Series C, 5.00%, 10/01/24	125	132,608
City of Seattle WA Water System Revenue RB, 5.00%, 08/01/24	205	216,829
Clark & Skamania Counties School District No. 112-6 Washougal GO, 5.00%, 12/01/24 (GTD)	25	26,635
Clark County Public Utility District No. 1 RB, 5.00%, 01/01/24	115	120,079
Clark County School District No. 37 Vancouver GO, Series C, 5.00%, 12/01/24 (GTD)	100	106,541
County of King WA GO, 5.00%, 07/01/24	110	116,132

Security	Par (000)	Value

Washington (continued)
County of King WA GOL
5.00%, 06/01/24	$570	$600,659
5.00%, 07/01/24	125	131,968
Series C, 5.00%, 12/01/24	55	58,597
Series E, 5.00%, 06/01/24	125	131,723
Series E, 5.00%, 12/01/24	45	47,943
County of King WA Sewer Revenue RB, Series B, 5.00%, 07/01/24	845	891,189
County of Pierce WA GO, Series A, 5.00%, 08/01/24	160	169,052
Energy Northwest RB
5.00%, 07/01/24	395	416,934
Series A, 4.00%, 07/01/24	275	284,511
Series A, 5.00%, 07/01/24	845	891,923
King County Rural Library District GO, 4.00%, 12/01/24	110	114,124
King County School District No. 210 Federal Way GO, 4.00%, 12/01/24 (GTD)	80	83,244
King County School District No. 403 Renton GO, 4.00%, 12/01/24 (GTD)	125	130,068
King County School District No. 405 Bellevue GO, 5.00%, 12/01/24 (GTD)	185	197,196
King County School District No. 411 Issaquah GO, 5.00%, 12/01/24 (GTD)	175	186,537
King County School District No. 414 Lake Washington GO, 5.00%, 12/01/24 (GTD)	105	111,922
Pierce County School District No. 10 Tacoma GO, 5.00%, 12/01/24 (GTD)	350	372,892
Pierce County School District No. 320 Sumner GO, 5.00%, 12/01/24 (GTD)	75	79,906
Pierce County School District No. 83 University Place GO, 5.00%, 12/01/24 (GTD)	100	106,541
Port of Seattle WA GOL, 5.00%, 06/01/24	400	421,515
Port of Seattle WA RB, Series B, 5.00%, 03/01/24	160	167,697
Port of Tacoma WA RB, Series A, 5.00%, 12/01/24	85	90,340
Snohomish County School District No. 103 Monroe GO, 5.00%, 12/01/24 (GTD)	215	229,063
Snohomish County School District No. 201 Snohomish GO, 5.00%, 12/01/24 (GTD)	150	159,811
Snohomish County School District No. 4 Lake Stevens GO, 5.00%, 12/01/24 (GTD)	100	106,541
Snohomish County School District No. 6 Mukilteo GO, 5.00%, 12/01/24 (GTD)	85	90,560
Spokane & Whitman Counties School District No. 360 Cheney GO, 5.00%, 12/01/24 (GTD)	150	159,811
Spokane County School District No. 356 Central Valley GO, 5.00%, 12/01/24 (GTD)	255	271,679
State of Washington COP
Series A, 5.00%, 07/01/24	120	126,170
Series B, 5.00%, 07/01/24	385	404,796
State of Washington GO
Series 2016A, 5.00%, 07/01/24	105	110,899
Series A-1, 5.00%, 08/01/24	135	142,850
Series B, 5.00%, 07/01/24	950	1,003,372
Series C, 0.00%, 06/01/24 (AMBAC)(a)	100	94,751
Series C, 0.00%, 06/01/24 (NPFGC)(a)	25	23,688
Series C, 5.00%, 02/01/24	685	717,150
Series D, 5.00%, 02/01/24	140	146,571
Series E, 0.00%, 12/01/24(a)	60	56,065
Series E, 5.00%, 06/01/24	1,000	1,054,204
Series R-2015C, 5.00%, 07/01/24	45	47,528
Series R-2015E, 5.00%, 07/01/24	100	105,618

S C H E D U L E O F I N V E S T M E N T S	55

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® iBonds® Dec 2024 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Washington (continued)
Series R-2018C, 5.00%, 08/01/24	$625	$661,344
Series R-2018D, 5.00%, 08/01/24	100	105,815
Series R-2020A, 5.00%, 01/01/24	800	836,136
Series R-F, 5.00%, 07/01/24	100	105,618
Tacoma Metropolitan Park District GO, 5.00%, 12/01/24	375	399,528
University of Washington RB
5.00%, 04/01/24	575	604,390
Series C, 5.00%, 12/01/24	110	116,911
Serise A, 5.00%, 12/01/24	295	313,534
Washington State University RB
5.00%, 04/01/24	270	282,765
5.00%, 10/01/24	180	190,434
Whatcom County School District No. 503 Blaine GO, 5.00%, 12/01/24 (GTD)	25	26,635

		17,687,277

West Virginia — 0.7%
State of West Virginia GO
5.00%, 06/01/24	75	79,034
Series A, 0.00%, 11/01/24 (NPFGC)(a)	140	131,644
Series A, 5.00%, 06/01/24	470	495,280
Series A, 5.00%, 12/01/24	25	26,635
Series B, 5.00%, 06/01/24	40	42,151
West Virginia Commissioner of Highways RB, Series A, 5.00%, 09/01/24	640	677,129
West Virginia State School Building Authority Lottery Revenue RB, Series A, 5.00%, 07/01/24	320	337,284
West Virginia Water Development Authority RB, Series A, 5.00%, 07/01/24	265	279,543

		2,068,700

Wisconsin — 1.5%
City of Madison WI GO, Series A, 4.00%, 10/01/24	200	207,419
Milwaukee County Metropolitan Sewer District GO, Series A, 5.00%, 10/01/24	35	37,189
State of Wisconsin Clean Water Fund Leveraged Loan Portfolio RB
5.00%, (PR 06/01/24)	60	63,165
Series 1, 5.00%,	85	89,483
State of Wisconsin Environmental Improvement Fund Revenue RB
Series A, 5.00%, 06/01/24	240	253,009
Serise A, 5.00%, 06/01/24	325	342,616

Security	Par/ Shares (000)	Value

Wisconsin (continued)
State of Wisconsin GO
Series 1, 5.00%, 11/01/24	$120	$127,533
Series 2, 5.00%, 11/01/24	870	924,613
Series A, 5.00%, 05/01/24	450	473,318
Series C, 5.00%, 05/01/24	150	157,773
State of Wisconsin RB
Series A, 5.00%, 05/01/24	625	656,761
Series B, 5.00%, 05/01/24	140	147,114
Wisconsin Department of Transportation RB
Series 1, 5.00%, (Put 07/01/24)	200	211,149
Series 1, 5.00%, 07/01/24	60	63,371
Series 2, 5.00%, 07/01/24	905	955,844
Series A, 5.00%, 07/01/24	95	100,337

		4,810,694

Total Municipal Debt Obligations — 98.3% (Cost: $314,039,152)		306,152,164

Short-Term Investments

Money Market Funds — 0.7%
BlackRock Liquidity Funds: MuniCash, 0.25%(c)(d)	2,090	2,089,789

Total Short-Term Investments — 0.7% (Cost: $2,089,721)		2,089,789

Total Investments in Securities — 99.0% (Cost: $316,128,873)		308,241,953

Other Assets, Less Liabilities — 1.0%		2,992,921

Net Assets — 100.0%		$311,234,874

(a)	Zero-coupon bond.
(b)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/22	Shares Held at 04/30/22 (000)	Income	Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds: MuniCash	$935,081	$1,154,994	(a)	$—	$(345)	$59	$2,089,789	2,090	$917	$—

(a)	Represents net amount purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

56	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® iBonds® Dec 2024 Term Muni Bond ETF

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Municipal Debt Obligations	$—	$306,152,164	$—	$306,152,164
Money Market Funds	2,089,789	—	—	2,089,789

	$2,089,789	$306,152,164	$—	$308,241,953

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	57

Schedule of Investments (unaudited) April 30, 2022	iShares® iBonds® Dec 2025 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Debt Obligations

Alabama — 0.6%
Alabama Federal Aid Highway Finance Authority RB, Series H, 5.00%, 09/01/25	$380	$410,610
Alabama Public School & College Authority RB, Series B, 5.00%, 05/01/25	360	386,361
City of Huntsville AL GOL
5.00%, 05/01/25	165	177,231
Series E, 5.00%, 11/01/25	115	124,804
University of Alabama (The) RB, Series B, 5.00%, 07/01/25	120	129,075

		1,228,081

Alaska — 0.2%
City of Anchorage AK Water Revenue RB, Series B, 5.00%, 05/01/25	85	90,970
Municipality of Anchorage AK GO
Series C, 5.00%, 09/01/25	65	70,128
Series D, 5.00%, 09/01/25	30	32,367
State of Alaska GO, Series B, 5.00%, 08/01/25	160	172,699

		366,164

Arizona — 2.7%
Arizona Health Facilities Authority RB, 5.00%, 01/01/25	250	264,431
Arizona State University RB
Series A, 5.00%, 07/01/25	220	236,777
Series B, 5.00%, 07/01/25	100	107,626
Arizona Transportation Board RB, Series A, 5.00%, 07/01/25	285	306,464
City of Phoenix AZ GO, 5.00%, 07/01/25	470	506,288
City of Phoenix Civic Improvement Corp. RB 5.00%, 07/01/25	815	875,318
Series A, 5.00%, 07/01/25	615	661,318
Series D, 5.00%, 07/01/25	245	261,603
County of Pima AZ GOL, 4.00%, 07/01/25	120	125,786
County of Pima AZ Sewer System Revenue RB, 5.00%, 07/01/25	230	247,322
Maricopa County Community College District GO, 5.00%, 07/01/25	330	354,958
Maricopa County High School District No. 210-Phoenix GO, 5.00%, 07/01/25	135	145,381
Maricopa County Unified School District No. 48 Scottsdale GO, Series A, 5.00%, 07/01/25	15	16,187
Maricopa County Unified School District No. 69 Paradise Valley GO, 5.00%, 07/01/25	115	123,843
Salt River Project Agricultural Improvement & Power District RB
5.00%, 01/01/25	160	170,551
Series A, 5.00%, 01/01/25	660	703,526
State of Arizona Lottery Revenue RB, 5.00%, 07/01/25	200	215,379
University of Arizona (The) RB, 4.00%, 06/01/25	130	135,534

		5,458,292

California — 14.5%
Bay Area Toll Authority RB, 5.00%, 04/01/25	200	214,340
Beverly Hills Unified School District CA GO, 0.00%, 08/01/25(a)	50	45,746
California Educational Facilities Authority RB, Series A, 5.00%, 10/01/25	65	70,532
California Infrastructure & Economic Development Bank RB
4.00%, 08/01/25	200	208,529
5.00%, 10/01/25	205	222,308
California State Public Works Board RB
4.00%, 10/01/25	100	104,585
5.00%, 09/01/25	220	236,845

Security	Par (000)	Value

California (continued)
5.00%, 11/01/25	$250	$270,006
5.00%, 12/01/25	280	302,877
Series A, 5.00%, 06/01/25	50	53,569
Series B, 5.00%, 04/01/25	25	26,698
Series B, 5.00%, 10/01/25	75	80,872
Series C, 5.00%, 11/01/25	60	64,802
Series D, 5.00%, 04/01/25	200	213,584
Series D, 5.00%, 06/01/25	100	107,137
California State University RB
5.00%, 11/01/25	125	135,351
Series A, 4.00%, 11/01/25	80	83,937
Series A, 5.00%, 11/01/25	700	757,967
Campbell Union High School District GO, Series B, 5.00%, 08/01/25	100	108,067
Carmel Unified School District Go, 4.00%, 08/01/25	100	104,933
City & County of San Francisco CA GO, Series R1, 5.00%, 06/15/25	500	538,424
City of Los Angeles CA GO, 5.00%, 09/01/25	165	178,017
City of Los Angeles CA Wastewater System Revenue RB
5.00%, 06/01/25	200	214,889
Series B, 5.00%, 06/01/25	235	252,495
City of Los Angeles Department of Airports RB
5.00%, 05/15/25	120	128,164
Series B, 5.00%, 05/15/25	110	117,484
Series C, 5.00%, 05/15/25	140	149,525
City of Redding CA Electric System Revenue RB, 5.00%, 06/01/25	100	107,352
City of San Francisco CA Public Utilities Commission Water Revenue RB, 5.00%, 11/01/25	505	546,643
Coast Community College District GO, 5.00%, 08/01/25	50	53,855
Contra Costa Transportation Authority RB, Series A, 5.00%, 03/01/25	160	171,271
County of Monterey CA COP, 5.00%, 10/01/25	260	280,976
East Bay Municipal Utility District Water System Revenue RB
Series A, 4.00%, 06/01/25	230	240,835
Series B, 5.00%, 06/01/25	285	306,920
Eastern Municipal Water District RB, Series A, 5.00%, 07/01/25	55	59,142
El Camino Community College District Foundation (The) GO, Series-C, 0.00%, 08/01/25(a)	300	273,513
El Camino Community College District Foundation/The, 5.00%, 08/01/25	15	16,161
Escondido Union High School District GO, Series A, 0.00%, 08/01/25 (AGC)(a)	60	54,598
Foothill-De Anza Community College District GO, Series B, 0.00%, 08/01/25 (NPFGC)(a)	135	123,713
Hillsborough City School District RB, 0.00%, 09/01/25(a)	250	229,008
Imperial Irrigation District Electric System Revenue RB, 5.00%, 11/01/25	125	135,308
Long Beach Unified School District GO, 5.00%, 08/01/25	175	188,493
Los Angeles Community College District/CA GO
4.00%, 08/01/25	80	83,946
Series C, 5.00%, 08/01/25	270	291,782
Los Angeles County Metropolitan Transportation Authority RB
5.00%, 07/01/25	485	522,863
Series A, 5.00%, 06/01/25	475	511,182
Series A, 5.00%, 07/01/25	110	118,667
Los Angeles County Sanitation Districts Financing Authority RB, 5.00%, 10/01/25	300	324,203

58	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® iBonds® Dec 2025 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Los Angeles Department of Water & Power Power System Revenue RB, 5.00%, 07/01/25	$140	$150,765
Los Angeles Department of Water & Power RB, Series A, 5.00%, 07/01/25	105	113,074
Los Angeles Department of Water & Power System Revenue RB
Series A, 5.00%, 07/01/25	75	80,767
Series C, 5.00%, 07/01/25	115	123,843
Los Angeles Department of Water RB
5.00%, 07/01/25	100	107,848
Series B, 5.00%, 07/01/25	25	26,962
Los Angeles Unified School District/CA GO
5.00%, 07/01/25	365	392,144
Series A, 5.00%, 07/01/25	1,190	1,278,836
Los Rios Community College District GO
5.00%, 08/01/25	95	102,325
Series C, 4.00%, 08/01/25	100	104,614
Manhattan Beach Unified School District GO, 0.00%, 09/01/25 (NPFGC)(a)	170	155,572
Metropolitan Water District of Southern California RB
5.00%, 07/01/25	120	129,189
Series A, 2.50%, 07/01/25	375	374,927
Series A, 5.00%, 07/01/25	290	312,330
Mount San Antonio Community College District GO, Series A, 0.00%, 08/01/25(a)	100	91,171
Newport Mesa Unified School District GO, 0.00%, 08/01/25 (NPFGC)(a)	225	205,858
Oak Grove School District GO, Series A, 0.00%, 08/01/25(a)	25	22,837
Orange County Water District RB, Series C, 5.00%, 08/15/25	200	216,310
Palo Alto Unified School District GO, 0.00%, 08/01/25(a)	560	512,357
Palomar Community College District GO, Series B, 0.00%, 08/01/25(a)	325	298,017
Pasadena Area Community College District GO, Series A, 5.00%, 08/01/25	30	32,313
Rancho Water District Financing Authority RB, Series A, 5.00%, 08/01/25	190	205,328
Riverside Community College District GO, Series D, 0.00%, 08/01/25(a)	105	95,546
Riverside County Transportation Commission Sales Tax Revenue RB, 5.00%, 06/01/25	50	53,676
Sacramento City Financing Authority RB, 5.25%, 12/01/25 (AMBAC)	25	27,273
Sacramento County Sanitation Districts Financing Authority RB
5.00%, 08/01/25	100	107,872
5.00%, 12/01/25	335	363,805
Sacramento Municipal Utility District RB
5.00%, 07/01/25	225	241,946
Series E, 5.00%, 08/15/25	210	226,229
San Diego Community College District GO, 5.00%, 08/01/25	220	237,748
San Diego County Regional Transportation Commission RB, Series A, 5.00%, 04/01/25	255	273,656
San Diego Public Facilities Financing Authority RB
Series A, 5.00%, 08/01/25	100	107,872
Series B, 5.00%, 08/01/25	115	124,053
San Diego Unified School District/CA GO
5.00%, 07/01/25	205	220,439
Series C-2, 5.50%, 07/01/25 (AGM)	280	305,316
Series D-1, 5.50%, 07/01/25 (NPFGC)	140	152,658
Series J-2, 4.00%, 07/01/25	135	141,090
Series J-2, 5.00%, 07/01/25	140	150,544

Security	Par (000)	Value

California (continued)
San Francisco Bay Area Rapid Transit District GO, 5.00%, 08/01/25	$50	$54,034
San Francisco City & County Airport Commission San Francisco International Airport RB, 5.00%, 05/01/25	345	367,280
San Francisco City & County Public Utilities Commission Wastewater Revenue RB
Series A, 4.00%, 10/01/25	245	256,806
Series A, 5.00%, 10/01/25	155	167,505
San Francisco County Transportation Authority RB, 4.00%, 02/01/25	115	119,604
San Jose Evergreen Community College District GO, 5.00%, 09/01/25	50	53,944
San Jose Unified School District GO, Series C, 0.00%, 08/01/25 (NPFGC)(a)	170	154,693
San Mateo County Community College District GO
Series A, 0.00%, 09/01/25 (NPFGC)(a)	100	91,543
Series B, 0.00%, 09/01/25 (NPFGC)(a)	425	389,059
San Mateo Foster City Public Financing Authority RB
Series B, 5.00%, 08/01/25	430	463,154
Series-A, 5.00%, 08/01/25	170	183,107
San Mateo Union High School District GO, 0.00%, 09/01/25 (NPFGC)(a)	300	274,720
Santa Clara Valley Transportation Authority RB, Series A, 5.00%, 06/01/25	490	527,687
Santa Monica-Malibu Unified School District GO, 4.00%, 08/01/25	125	130,767
Sequoia Union High School District GO, 5.00%, 07/01/25	150	161,819
Southern California Public Power Authority RB, 5.00%, 07/01/25	150	161,344
State of California Department of Water Resources RB
5.00%, 12/01/25	460	500,870
Series AW, 5.00%, 12/01/25	100	108,885
Series AX, 5.00%, 12/01/25	240	261,324
State of California GO
4.00%, 03/01/25	20	20,821
4.00%, 09/01/25	465	486,931
4.00%, 10/01/25	75	78,614
5.00%, 03/01/25	125	133,629
5.00%, 04/01/25	245	262,353
5.00%, 08/01/25	1,125	1,212,834
5.00%, 09/01/25	940	1,015,094
5.00%, 10/01/25	1,260	1,362,939
5.00%, 11/01/25	565	612,182
Series B, 5.00%, 08/01/25	530	571,380
Series B, 5.00%, 09/01/25	185	199,779
University of California RB
5.00%, 05/15/25	160	172,096
Series AO, 5.00%, 05/15/25	335	360,326
Series AY, 5.00%, 05/15/25	175	188,230
Series I, 5.00%, 05/15/25	435	467,358
Upper Santa Clara Valley Joint Powers Authority RB, Series A, 5.00%, 08/01/25	85	91,913

		29,163,848

Colorado — 1.0%
Board of Governors of Colorado State University System RB, Series C, 2.50%, 03/01/25	25	25,001
Board of Water Commissioners City & County of Denver (The) RB, Series A, 4.00%, 09/15/25	65	68,376
City & County of Denver Co. Airport System Revenue RB, Series A, 5.00%, 11/15/25	160	171,976

S C H E D U L E O F I N V E S T M E N T S	59

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® iBonds® Dec 2025 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Colorado (continued)
City of Colorado Springs CO Utilities System Revenue RB, Series A-1, 5.00%, 11/15/25	$145	$157,330
County of Adams Co. COP, 5.00%, 12/01/25	130	141,085
Denver City & County School District No. 1 COP, Series A, 5.00%, 12/01/25	50	54,228
Denver City & County School District No. 1 GO
5.00%, 12/01/25 (SAW)	175	190,172
Series A, 5.50%, 12/01/25 (SAW)	305	336,636
E-470 Public Highway Authority RB, Series B, 0.00%, 09/01/25 (NPFGC)(a)	270	246,195
State of Colorado COP
Series K, 5.00%, 03/15/25	125	133,805
Series L, 5.00%, 03/15/25	25	26,761
University of Colorado RB, Series A, 5.00%, 06/01/25 (NPFGC)	365	391,724

		1,943,289

Connecticut — 1.6%
State of Connecticut Clean Water Fund - State Revolving Fund RB, 5.00%, 02/01/25	100	106,832
State of Connecticut GO
4.00%, 06/01/25	235	245,005
Series A, 5.00%, 04/15/25	170	181,782
Series B, 3.00%, 06/01/25	100	101,316
Series B, 5.00%, 05/15/25	300	321,316
Series B, 5.00%, 06/15/25	100	107,280
Series C, 5.00%, 06/15/25	220	236,016
Series E, 5.00%, 09/15/25	240	258,730
Series E, 5.00%, 10/15/25	150	161,968
Series F, 5.00%, 11/15/25	380	410,974
State of Connecticut Special Tax Revenue RB
Series A, 5.00%, 01/01/25	185	196,708
Series A, 5.00%, 08/01/25	65	69,906
Series A, 5.00%, 09/01/25	375	403,961
Series B, 5.00%, 08/01/25	160	172,077
Series B, 5.00%, 10/01/25	225	242,770

		3,216,641

Delaware — 0.5%
City of Wilmington DE GO, 5.00%, 12/01/25	15	16,333
Delaware Transportation Authority RB, 5.00%, 07/01/25	400	431,010
State of Delaware GO
5.00%, 03/01/25	110	118,030
5.00%, 10/01/25	100	108,648
Series 2009C, 5.00%, 10/01/25	190	206,432
Series A, 5.00%, 02/01/25	100	107,108

		987,561

District of Columbia — 1.5%
District of Columbia, Series C, 5.00%, 05/01/25	150	161,119
District of Columbia GO
Series A, 5.00%, 06/01/25	210	225,569
Series B, 5.00%, 06/01/25	300	322,242
Series D, 5.00%, 06/01/25	165	177,233
Series E, 5.00%, 06/01/25	165	177,233
District of Columbia RB
5.00%, 12/01/25	150	161,616
Series A, 5.00%, 12/01/25	90	97,835
Series B, 5.00%, 10/01/25	100	108,340
Series C, 5.00%, 10/01/25	490	530,868
District of Columbia Water & Sewer Authority RB
Series A, 5.00%, 10/01/25	250	270,680

Security	Par (000)	Value

District of Columbia (continued)
Series B, 5.00%, 10/01/25	$220	$238,199
Metropolitan Washington Airports Authority Aviation Revenue RB, 5.00%, 10/01/25	200	215,117
Washington Metropolitan Area Transit Authority RB, Series A1, 5.00%, 07/01/25	280	301,176

		2,987,227

Florida — 3.9%
Central Florida Expressway Authority RB, 5.00%, 07/01/25	140	150,103
County of Miami-Dade FL Aviation Revenue RB
5.00%, 10/01/25	120	128,341
Series B, 5.00%, 10/01/25	175	187,165
County of Miami-Dade FL GO, Series-D, 5.00%, 07/01/25	215	231,396
County of Miami-Dade FL Water & Sewer System Revenue RB, 5.00%, 10/01/25	785	845,131
County of Orange FL Water Utility System Revenue RB, 5.00%, 10/01/25	385	416,585
County of Seminole FL Sales Tax Revenue RB, Series B, 5.25%, 10/01/25 (NPFGC)	60	65,637
Florida Department of Environmental Protection RB
5.00%, 07/01/25	500	538,763
Series A, 5.00%, 07/01/25	230	247,613
Florida Department of Management Services COP, Series A, 5.00%, 08/01/25	245	263,969
Florida State Development Commission/Everglades Parkway RB, Series A, 5.00%, 07/01/25	60	64,652
Hillsborough County Aviation Authority RB, 5.00%, 10/01/25	200	215,117
Hillsborough County School Board COP, Series A, 5.00%, 07/01/25	180	191,973
Orange County School Board COP, 5.00%, 08/01/25	50	53,726
Palm Beach County School District COP, Series B, 5.00%, 08/01/25	165	176,816
School Board of Miami-Dade County (The) COP, Series A, 5.00%, 05/01/25	235	251,435
School Board of Miami-Dade County (The) GO, 5.00%, 03/15/25	240	256,975
School District of Broward County/FL COP
Series A, 5.00%, 07/01/25	145	155,783
Series C, 5.00%, 07/01/25	165	177,271
School District of Broward County/FL GO, 5.00%, 07/01/25	180	193,159
State of Florida Department of Transportation RB, 5.00%, 07/01/25	330	355,552
State of Florida Department of Transportation Turnpike System Revenue RB
5.00%, 07/01/25	125	134,809
Series A, 5.00%, 07/01/25	695	749,541
Series-B, 5.00%, 07/01/25	145	156,379
State of Florida GO
Series A, 5.00%, 06/01/25	277	298,304
Series A, 5.00%, 07/01/25	50	54,003
Series B, 5.00%, 06/01/25	190	204,614
Series B, 5.00%, 07/01/25	35	37,802
Series C, 5.00%, 06/01/25	280	301,535
Series D, 5.00%, 06/01/25	85	91,537
State of Florida Lottery Revenue RB
Series A, 5.00%, 07/01/25	235	252,996
Series B, 5.00%, 07/01/25	155	166,869
Tampa Bay Water RB, Series C, 5.00%, 10/01/25	85	92,089

60	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® iBonds® Dec 2025 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
Volusia County School Board COP, Series A, 5.00%, 08/01/25 (BAM)	$90	$97,290

		7,804,930

Georgia — 1.7%
City of Atlanta GA Water & Wastewater Revenue RB
5.75%, 11/01/25 (AGM)	195	216,288
Series B, 5.00%, 11/01/25	245	265,631
County of Forsyth GA GO, 5.00%, 09/01/25	100	108,422
Forsyth County School District GO, 5.00%, 02/01/25	105	112,405
Georgia State Road & Tollway Authority RB, 5.00%, 06/01/25	275	295,388
Gwinnett County School District GO, 5.00%, 02/01/25	120	128,364
Metropolitan Atlanta Rapid Transit Authority RB
5.25%, 07/01/25 (NPFGC)	100	108,445
Series A, 4.00%, 07/01/25	230	240,732

Municipal Electric Authority of Georgia RB, 5.00%, 01/01/25	145	153,408
Private Colleges & Universities Authority RB
Series B, 5.00%, 09/01/25	115	123,881
Series B, 5.00%, 10/01/25	390	420,801
State of Georgia GO
Series A, 5.00%, 02/01/25	435	465,680
Series A, 5.00%, 07/01/25	85	91,805
Series A1, 5.00%, 02/01/25	85	90,995
Series A-1, 5.00%, 02/01/25	85	90,995
Series C1, 4.00%, 01/01/25	150	156,247
Series C1, 4.00%, 07/01/25	105	110,063
Series E, 5.00%, 12/01/25	100	108,957
Series F, 5.00%, 07/01/25	125	135,008

		3,423,515

Hawaii — 1.4%
City & County Honolulu HI Wastewater System Revenue RB
5.00%, 07/01/25	300	321,884
Series B, 5.00%, 07/01/25	160	171,798
City & County of Honolulu HI GO
5.00%, 09/01/25	125	134,861
Series A, 5.00%, 10/01/25	160	172,908
Series B, 5.00%, 09/01/25	225	242,750
Series C, 5.00%, 10/01/25	65	70,244
Series E, 5.00%, 09/01/25	200	215,778
County of Hawaii HI GO, Series D, 5.00%, 09/01/25	170	183,694
State of Hawaii GO
Series EZ, 5.00%, 10/01/25	335	362,369
Series FE, 5.00%, 10/01/25	130	140,621
Series FK, 5.00%, 05/01/25	130	139,442
Series FN, 5.00%, 10/01/25	290	313,692
Series FT, 5.00%, 01/01/25	125	133,177
State of Hawaii State Highway Fund RB, Series A, 4.00%, 01/01/25	75	77,986
University of Hawaii RB, Series B, 5.00%, 10/01/25	45	48,707

		2,729,911

Idaho — 0.4%
Idaho Housing & Finance Association RB, 5.00%, 07/15/25	680	731,128

Illinois — 3.4%
Chicago O’Hare International Airport RB
5.00%, 01/01/25	445	470,217
Series C, 5.00%, 01/01/25	140	147,934
Series F, 5.00%, 01/01/25	150	158,500
County of Will IL GO, 5.00%, 11/15/41 (PR 11/15/25)	2,000	2,166,663

Security	Par (000)	Value

Illinois (continued)
Illinois Finance Authority RB
4.00%, 07/01/25	$460	$478,900
5.00%, 01/01/25	130	137,951
5.00%, 07/01/25	205	219,600
5.00%, 12/01/25	330	358,375
State of Illinois GO
5.00%, 01/01/25	155	162,663
5.00%, 02/01/25	125	131,331
5.00%, 10/01/25	100	105,970
5.50%, 05/01/25	210	224,369
Series A, 5.00%, 03/01/25	460	483,851
Series D, 5.00%, 11/01/25	1,310	1,389,599
State of Illinois Sales Tax Revenue RB, 5.00%, 06/15/25	200	210,684

		6,846,607

Indiana — 1.0%
City of Indianapolis Department of Public Utilities Water System Revenue RB, 5.00%, 10/01/25	275	297,279
Indiana Finance Authority RB
5.00%, 02/01/25	105	112,001
Series B, 5.00%, 02/01/25	215	229,335
Series C, 5.00%, 12/01/25	590	639,677
Indiana University RB, 5.00%, 06/01/25	180	193,566
Indianapolis Local Public Improvement Bond Bank RB, 5.00%, 01/01/25	100	106,462
Purdue University COP, Series A, 5.00%, 07/01/25	115	124,171
Purdue University RB
5.00%, 07/01/25	160	172,556
Series A, 5.25%, 07/01/25	165	179,407

		2,054,454

Iowa — 0.7%
County of Polk IA GO, 5.00%, 06/01/25	175	187,330
Iowa Finance Authority RB, 5.00%, 08/01/25	300	324,202
State of Iowa GO
5.00%, 06/15/25	445	478,920
Series-A, 5.00%, 06/01/25	250	268,919
State of Iowa RB, Series A, 5.00%, 06/01/25	135	145,217

		1,404,588

Kansas — 0.6%
Johnson County Public Building Commission RB 5.00%, 09/01/25	145	156,632
Series A, 5.00%, 09/01/25	190	205,242
Johnson County Unified School District No. 512 Shawnee Mission GO, Series B, 5.00%, 10/01/25	175	189,955
Sedgwick County Unified School District No. 265 Goddard GO, Series B, 5.00%, 10/01/25	20	21,661
State of Kansas Department of Transportation RB 5.00%, 09/01/25	445	479,810
Series A, 5.00%, 09/01/25	190	204,863

		1,258,163

Louisiana — 0.5%
State of Louisiana GO
Series A, 5.00%, 03/01/25	110	117,313
Series A, 5.00%, 09/01/25	200	215,380
Series B, 5.00%, 05/01/25	40	42,762
Series B, 5.00%, 08/01/25	315	339,083
State of Louisiana RB, 5.00%, 09/01/25	205	220,764

		935,302

Maine — 0.6%
Maine Governmental Facilities Authority RB, 5.00%, 10/01/25	105	113,186

S C H E D U L E O F I N V E S T M E N T S	61

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® iBonds® Dec 2025 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Maine (continued)
Maine Municipal Bond Bank RB
5.00%, 11/01/25	$375	$406,708
Series A, 5.00%, 09/01/25	250	269,473
Series B, 5.00%, 11/01/25	125	135,569
State of Maine GO, Series B, 5.00%, 06/01/25	285	306,920

		1,231,856

Maryland — 4.0%
City of Baltimore MD RB
5.00%, 07/01/25	295	316,234
Series A, 5.00%, 07/01/25	190	204,610
County of Anne Arundel MD GOL, 5.00%, 10/01/25	1,050	1,139,010
County of Baltimore MD GO
5.00%, 03/01/25	500	535,789
5.00%, 08/01/25	125	135,125
County of Charles MD GO, 5.00%, 10/01/25	60	65,086
County of Frederick MD, 5.00%, 08/01/25	300	324,055
County of Howard MD GO
5.00%, 08/15/25	285	308,335
Series A, 5.00%, 02/15/25	240	256,936
County of Montgomery MD COP, Series B, 5.00%, 04/01/25	100	106,705
County of Montgomery MD GO
Series C, 5.00%, 10/01/25	175	189,835
Series D, 4.00%, 11/01/25	490	515,289
County of Prince George’s MD GOL
Series A, 5.00%, 07/15/25	255	275,397
Series B, 5.00%, 07/15/25	45	48,600
State of Maryland Department of Transportation RB
4.00%, 09/01/25	235	246,851
5.00%, 09/01/25	315	340,899
5.00%, 10/01/25	205	222,238
5.00%, 12/01/25	130	140,946
State of Maryland GO
Second Series A, 5.00%, 08/01/25	410	443,209
Second Series B, 5.00%, 08/01/25	305	329,704
Series A, 5.00%, 03/15/25	125	134,056
Series A, 5.00%, 08/01/25	155	167,555
Series B, 4.00%, 08/01/25	210	220,358
Series B, 5.00%, 08/01/25	700	756,699
Washington Suburban Sanitary Commission GO
4.00%, 06/01/25 (GTD)	65	68,062
5.00%, 06/01/25 (GTD)	350	377,027
Washington Suburban Sanitary Commission RB, 5.00%, 06/01/25 (GTD)	180	193,900

		8,062,510

Massachusetts — 3.6%
City of Boston MA GO, 5.00%, 11/01/25	200	217,611
Commonwealth of Massachusetts GO, 5.00%, 01/01/25	205	218,683
Commonwealth of Massachusetts GOL
5.00%, 07/01/25	100	107,784
Series A, 5.00%, 07/01/25	195	210,179
Series B, 5.00%, 04/01/25	75	80,421
Series B, 5.00%, 07/01/25	190	204,790
Series B, 5.25%, 09/01/25 (AGM)	375	408,561
Series C, 5.00%, 08/01/25	340	367,097
Series C, 5.00%, 09/01/25	135	146,010
Series C, 5.00%, 10/01/25	585	633,791
Series D, 5.00%, 07/01/25	330	355,688
Series E, 5.00%, 11/01/25 (AMBAC)	90	97,673

Security	Par (000)	Value

Massachusetts (continued)
Commonwealth of Massachusetts Transportation Fund Revenue RB, Series A, 5.00%, 06/01/25	$165	$177,640
Massachusetts Bay Transportation Authority RB, Series A, 5.00%, 07/01/25	710	764,594
Massachusetts Clean Water Trust (The) RB
5.00%, 08/01/25	770	832,870
Series 22, 5.00%, 08/01/25	85	91,913
Massachusetts Development Finance Agency RB
Series A, 5.00%, 07/15/25	685	740,453
Series A, 5.00%, 10/15/25	250	271,671
Massachusetts School Building Authority RB
5.00%, 01/15/25	120	128,178
5.00%, 02/15/25	150	160,501
Series A, 5.00%, 11/15/41 (PR 11/15/25)	250	271,274
Series C, 5.00%, 08/15/25	250	270,305
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue RB, 5.00%, 01/01/25	75	80,006
Massachusetts Water Resources Authority RB
5.00%, 08/01/25	135	145,540
Series B, 5.25%, 08/01/25 (AGM)	15	16,287
Series C, 5.00%, 08/01/25	10	10,781
Town of Watertown MA GOL, 5.00%, 02/01/25	225	240,869
University of Massachusetts Building Authority RB, 5.00%, 11/01/25	25	27,105

		7,278,275

Michigan — 1.1%
Michigan Finance Authority RB
Series A, 5.00%, 12/01/25	185	199,196
Series B, 5.00%, 10/01/25	330	356,623
Michigan State Building Authority RB
5.00%, 04/15/25	140	150,281
Series I, 5.00%, 04/15/25	370	397,170
State of Michigan GO
Series A, 5.00%, 05/01/25	130	139,753
Series B, 4.00%, 11/01/25	120	126,358
State of Michigan RB, 5.00%, 03/15/25	505	537,252
State of Michigan Trunk Line Revenue RB, 5.00%, 11/15/25	45	48,906
University of Michigan RB, Series A, 5.00%, 04/01/25	290	311,640
Wayne County Airport Authority RB, Series A, 5.00%, 12/01/25	25	26,813

		2,293,992

Minnesota — 1.1%
City of Minneapolis MN GO, 4.00%, 12/01/25	150	157,792
County of Hennepin MN GO, Series A, 5.00%, 12/01/25	250	271,675
Metropolitan Council GO, Series A, 5.00%, 03/01/25	65	69,745
Minneapolis-St Paul Metropolitan Airports Commission RB
Series A, 5.00%, 01/01/25	120	126,895
Series C, 5.00%, 01/01/25	125	132,183
Minnesota Public Facilities Authority RB, Series A, 5.00%, 03/01/25	110	117,905
Southern Minnesota Municipal Power Agency RB, Series A, 0.00%, 01/01/25 (NPFGC)(a)	55	51,138
State of Minnesota GO
Series A, 5.00%, 08/01/25	240	259,596
Series A, 5.00%, 10/01/25	115	124,827
Series B, 5.00%, 08/01/25	175	189,289
Series B, 5.00%, 10/01/25	135	146,536
Series D, 5.00%, 08/01/25	335	362,353
Series E, 5.00%, 10/01/25	100	108,545

62	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® iBonds® Dec 2025 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Minnesota (continued)
University of Minnesota RB, Series B, 5.00%, 10/01/25	$150	$161,846

		2,280,325

Mississippi — 0.5%
State of Mississippi GO
5.00%, 11/01/32 (11/01/25)	300	325,786
Series B, 5.00%, 12/01/25	140	152,288
Series C, 5.00%, 10/01/25	445	482,419

		960,493

Missouri — 0.4%
Metropolitan St Louis Sewer District RB, Series B, 5.00%, 05/01/25	85	91,199
Missouri Highway & Transportation Commission RB, 5.00%, 05/01/25	340	364,286
Missouri State Board of Public Buildings RB, Series A, 5.00%, 04/01/25	325	348,019

		803,504

Nebraska — 0.5%
Nebraska Public Power District RB
Series A, 5.00%, 01/01/25	215	228,950
Series C, 5.00%, 01/01/25	260	276,869
Omaha Public Facilities Corp. RB, Series A, 5.00%, 06/01/25	50	53,768
Omaha Public Power District Nebraska City Station Unit 2 RB, Series A, 5.00%, 02/01/25	60	63,951
Omaha Public Power District RB, Series A, 5.00%, 02/01/25	375	400,519

		1,024,057

Nevada — 2.3%
Clark County School District GOL, Series A, 5.00%, 06/15/25	625	668,561
Clark County Water Reclamation District GOL, 5.00%, 07/01/25	575	620,124
County of Clark Department of Aviation RB, 5.00%, 07/01/25	375	400,883
County of Clark NV GOL
5.00%, 11/01/25	170	184,315
Series A, 5.00%, 06/01/25	165	177,385
Series A, 5.00%, 11/01/25	175	189,736
Series B, 5.00%, 06/01/25	50	53,753
Series B, 5.00%, 12/01/25	255	276,926
County of Clark NV RB
5.00%, 07/01/25	350	375,698
Series B, 5.00%, 07/01/25	110	118,076
Las Vegas Valley Water District GOL, 5.00%, 06/01/25	185	198,887
State of Nevada GOL
5.00%, 05/01/25	135	145,088
Series A, 5.00%, 05/01/25	130	139,714
State of Nevada Highway Improvement Revenue RB, 5.00%, 12/01/25	700	761,442
Washoe County School District/NV GOL
Series A, 5.00%, 06/01/25	140	150,121
Series C, 5.00%, 10/01/25	55	59,362

		4,520,071

New Hampshire — 0.6%
City of Manchester NH GO, 4.00%, 06/15/25	310	324,003
New Hampshire Municipal Bond Bank RB
5.00%, 08/15/25	225	242,093
5.00%, 08/15/25 (ST INTERCEPT)	50	53,799
Series A, 5.00%, 08/15/25	175	188,295
New Hampshire State Turnpike System RB, 4.00%, 11/01/25	135	141,782
State of New Hampshire GO, Series B, 5.00%, 12/01/25	175	190,611

		1,140,583

Security	Par (000)	Value

New Jersey — 2.6%
County of Monmouth NJ GO, 5.00%, 07/15/25	$170	$183,489
Monmouth County Improvement Authority (The) RB
5.00%, 02/15/25 (GTD)	100	107,113
5.00%, 12/01/25 (GTD)	270	294,086
New Jersey Economic Development Authority RB
5.00%, 06/15/25	305	323,669
Series A, 4.13%, 06/15/25	170	176,006
Series B, 4.00%, 11/01/25 (SAP)	860	889,502
Series D, 5.00%, 06/15/25	30	31,836
New Jersey Educational Facilities Authority RB
Series B, 5.00%, 07/01/25	300	323,923
Series D, 5.00%, 07/01/25	410	442,695
New Jersey Infrastructure Bank RB, Series A-1, 5.00%, 09/01/25 (GTD)	110	119,117
New Jersey Transportation Trust Fund Authority RB
5.00%, 06/15/25	105	112,221
Series A, 5.00%, 06/15/25	25	26,530
Series A, 5.75%, 06/15/25 (NPFGC)	220	238,349
New Jersey Turnpike Authority RB
Series B, 5.00%, 01/01/25	115	122,309
Series C-2, 5.50%, 01/01/25 (AMBAC)	590	635,516
State of New Jersey GO
5.00%, 06/01/25	865	919,873
Series A, 5.00%, 06/01/25	315	334,983

		5,281,217

New Mexico — 0.3%
New Mexico Finance Authority RB, Series A, 5.00%, 06/15/25	185	199,333
Santa Fe Public School District GO, 5.00%, 08/01/25 (SAW)	85	91,416
State of New Mexico GO, 5.00%, 03/01/25	275	294,528
State of New Mexico Severance Tax Permanent Fund RB, Series D, 5.00%, 07/01/25	50	53,876

		639,153

New York — 8.4%
City of New York NY GO
5.00%, 08/01/25	510	547,673
Series 1, 5.00%, 08/01/25	425	456,394
Series A, 5.00%, 08/01/25	510	547,673
Series C, 4.00%, 08/01/25	185	192,948
Series C, 5.00%, 08/01/25	935	1,004,067
Series E, 5.00%, 08/01/25	200	214,774
Series F-1, 5.00%, 06/01/25	75	80,284
County of Monroe NY GOL, 5.00%, 06/01/25 (AGM)	25	26,708
Hudson Yards Infrastructure Corp. RB, 4.00%, 02/15/25	100	104,242
Long Island Power Authority RB
0.00%, 06/01/25 (AGM)(a)	200	183,360
5.00%, 09/01/25	130	140,645
Metropolitan Transportation Authority RB
5.00%, 11/15/25	70	75,623
Series A, 5.00%, 11/15/25	105	113,434
Series A2, 5.00%, 11/15/25	150	159,778
Series B, 5.00%, 11/15/25	650	692,369
Series B2, 5.00%, 11/15/25	215	232,269
Series C-1, 5.00%, 11/15/25	65	69,237
Series F, 5.00%, 11/15/25	230	244,992
New York City Transitional Finance Authority Building Aid Revenue RB
4.00%, 07/15/25	110	114,842
Series S-2A, 5.00%, 07/15/25 (SAW)	145	155,810
Series S-3, 5.00%, 07/15/25 (SAW)	415	445,938

S C H E D U L E O F I N V E S T M E N T S	63

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® iBonds® Dec 2025 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Series S-4A, 5.00%, 07/15/25 (SAW)	$140	$150,437
New York City Transitional Finance Authority Future Tax Secured Revenue RB
4.00%, 05/01/25	100	104,217
5.00%, 02/01/25	50	53,279
5.00%, 05/01/25	100	107,083
5.00%, 08/01/25	275	295,936
5.00%, 11/01/25	145	156,805
Series A-1, 5.00%, 08/01/25	10	10,761
Series B-1, 5.00%, 08/01/25	250	269,033
Series C, 5.00%, 11/01/25	710	767,805
New York City Water & Sewer System RB
4.00%, 06/15/25	395	412,842
5.00%, 06/15/25	435	467,616
Series FF, 4.00%, 06/15/25	50	52,259
Series GG, 5.00%, 06/15/25	250	268,745
New York State Dormitory Authority RB
4.00%, 02/15/25	125	130,245
5.00%, 03/15/25	250	267,631
5.00%, 10/01/25	130	141,065
Series 1, 5.00%, 03/15/25	210	224,973
Series A, 5.00%, 02/15/25	355	379,323
Series A, 5.00%, 03/15/25	530	567,705
Series A, 5.00%, 07/01/25	290	312,084
Series B, 5.00%, 02/15/25	365	390,077
Series B, 5.50%, 03/15/25 (AMBAC)	160	173,287
Series D, 5.00%, 02/15/25	645	689,603
Series E, 5.00%, 02/15/25	60	64,122
Series E, 5.00%, 03/15/25	500	535,515
New York State Environmental Facilities Corp. RB
5.00%, 10/15/25	70	76,020
Series A, 4.00%, 06/15/25	100	104,855
Series B, 5.00%, 06/15/25	200	215,682
Series D, 5.00%, 03/15/25	125	134,092
New York State Thruway Authority RB
5.00%, 01/01/25	210	223,569
Series A-1, 5.00%, 03/15/25	200	213,229
Series L, 5.00%, 01/01/25	150	159,533
New York State Urban Development Corp. RB
5.00%, 03/15/25	75	80,197
Series A, 5.00%, 03/15/25	1,225	1,309,884
Series C, 5.00%, 03/15/25	65	69,504
Port Authority of New York & New Jersey RB
Series 189, 5.00%, 05/01/25	120	128,859
Series 205, 5.00%, 11/15/25	480	521,155
State of New York GO, Series-A, 5.00%, 03/15/25	50	53,651
Triborough Bridge & Tunnel Authority RB
Series A, 5.00%, 11/15/25	155	167,852
Series B, 5.00%, 11/15/25	380	411,508
Series C-1, 5.00%, 11/15/25	215	232,827

		16,897,925

North Carolina — 2.3%
City of Charlotte NC COP
5.00%, 12/01/25	50	54,371
Series B, 5.00%, 06/01/25	50	53,815
City of Charlotte NC GO, Series A, 5.00%, 07/01/25	85	91,805
City of Charlotte NC Water & Sewer System RB, 5.00%, 07/01/25	180	194,354
City of Charlotte NC Water & Sewer System Revenue RB, 5.00%, 07/01/25	355	383,309

Security	Par (000)	Value

North Carolina (continued)
City of Raleigh NC GO, Series A, 5.00%, 09/01/25	$245	$265,552
County of Buncombe NC, 5.00%, 06/01/25	120	129,192
County of Durham NC GO, 5.00%, 10/01/25	275	298,594
County of Forsyth NC GO
5.00%, 03/01/25	185	198,400
5.00%, 07/01/25	55	59,403
5.00%, 12/01/25	200	217,913
County of Guilford NC GO, 5.00%, 03/01/25	350	375,351
County of Iredell NC RB, 5.00%, 12/01/25	25	27,150
County of Johnston NC GO, 4.00%, 02/01/25	140	145,794
County of Mecklenburg NC GO, 5.00%, 03/01/25	110	117,999
County of New Hanover NC GO, 5.00%, 08/01/25	100	108,198
County of Wake NC GO
Series A, 5.00%, 03/01/25	175	187,676
Series C, 5.00%, 03/01/25	170	182,313
County of Wake NC RB, 5.00%, 08/01/25	120	129,642
State of North Carolina GO
5.00%, 06/01/25	160	172,504
Series A, 5.00%, 06/01/25	185	199,514
Series B, 5.00%, 06/01/25	755	814,000
State of North Carolina RB
5.00%, 03/01/25	155	165,131
Series B, 5.00%, 05/01/25	125	134,153

		4,706,133

Ohio — 3.2%
American Municipal Power Inc. RB, Series-A, 5.00%, 02/15/25	105	112,058
City of Cincinnati OH GO, Series A, 4.00%, 12/01/25	150	157,792
City of Cleveland OH GO, 5.00%, 12/01/25	110	119,262
City of Columbus OH GO
5.00%, 04/01/25	175	187,752
Series 1, 5.00%, 07/01/25	500	539,238
Series A, 4.00%, 04/01/25	170	177,635
City of Columbus OH GOL, Series B, 4.00%, 07/01/25	35	36,688
City of Columbus OH RB, Series A, 5.00%, 07/01/25	125	134,810
Cleveland Department of Public Utilities Division of Water RB, 5.00%, 01/01/25	200	213,456
County of Franklin OH Sales Tax Revenue RB, 5.00%, 06/01/25	155	166,874
County of Hamilton OH Sales Tax Revenue RB, Series A, 5.00%, 12/01/25	115	124,273
Ohio State University (The) RB, 5.00%, 12/01/25	470	509,741
Ohio Water Development Authority RB
Series A, 5.00%, 06/01/25	125	134,575
Series A, 5.00%, 12/01/25	180	195,799
Ohio Water Development Authority Water Pollution Control Loan Fund RB
5.00%, 12/01/25	195	212,116
Series 2015-A, 5.00%, 12/01/25	375	407,915
Series B, 5.00%, 12/01/25	55	59,828
State of Ohio GO
5.00%, 08/01/25	455	491,114
5.00%, 08/01/25 (ETM)	5	5,386
5.00%, 09/01/25	165	178,401
Series A, 5.00%, 06/15/25	250	269,134
Series A, 5.00%, 09/01/25	65	70,279
Series A, 5.00%, 09/15/25	95	102,797
Series A, 5.00%, 05/01/37 (Put 05/01/25)	295	317,044
Series B, 5.00%, 09/01/25	195	210,838
Series B, 5.00%, 09/15/25	175	189,363
Series S, 5.00%, 05/01/25	50	53,706

64	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® iBonds® Dec 2025 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Ohio (continued)
Series V, 5.00%, 05/01/25	$130	$139,636
State of Ohio RB
5.00%, 04/01/25	250	267,489
Series A, 5.00%, 02/01/25	50	53,320
Series C, 5.00%, 12/01/25	145	157,209
Series-A, 5.00%, 06/01/25	430	461,615

		6,457,143

Oklahoma — 0.7%
City of Oklahoma City OK GO, 5.00%, 03/01/25	95	101,854
Grand River Dam Authority RB
Series A, 4.00%, 06/01/25	105	109,629
Series A, 5.00%, 06/01/25	335	359,630
Oklahoma Capitol Improvement Authority RB, Series A, 4.00%, 07/01/25	110	114,962
Oklahoma City Water Utilities Trust RB, 5.00%, 07/01/25	355	383,084
Oklahoma Turnpike Authority RB, Series E, 5.00%, 01/01/25	210	223,905
Oklahoma Water Resources Board RB, 5.00%, 04/01/25	175	187,701

		1,480,765

Oregon — 1.4%
City of Eugene OR Electric Utility System Revenue RB, Series A, 5.00%, 08/01/25	15	16,157
City of Portland OR Sewer System Revenue RB, Series A, 5.00%, 06/15/25	220	236,701
Clackamas & Washington Counties School District No. 3 GO, 5.00%, 06/15/29( 06/15/25) (GTD)	300	322,323
Multnomah County School District No. 1 Portland/OR GO
5.00%, 06/15/25 (GTD)	100	107,747
Series B, 5.00%, 06/15/25 (GTD)	150	161,621
Portland Community College District GO, 5.00%, 06/15/25	280	301,255
Salem-Keizer School District No. 24J GO, Series-B, 5.00%, 06/15/25 (GTD)	275	295,876
State of Oregon Department of Transportation RB
Series A, 5.00%, 11/15/25	250	271,700
Series C, 5.00%, 11/15/25	100	108,680
State of Oregon GO
5.00%, 05/01/25	505	542,585
Series H, 5.00%, 08/01/25	195	210,605
Series L, 5.00%, 08/01/25	185	199,804

		2,775,054

Pennsylvania — 2.6%
City of Philadelphia PA GO, Series A, 5.00%, 08/01/25	255	273,836
City of Philadelphia PA Water & Wastewater Revenue RB
5.00%, 10/01/25	600	650,452
Series B, 5.00%, 11/01/25	125	135,744
Commonwealth of Pennsylvania GO
5.00%, 07/15/25	70	75,465
5.00%, 09/15/25 (AGM)	20	21,696
First Series, 5.00%, 01/01/25	280	298,540
First Series, 5.00%, 02/01/25 (AGM)	220	235,516
First Series, 5.00%, 08/15/25	360	388,765
First Series, 5.00%, 09/15/25	610	659,860
Second Series, 5.00%, 09/15/25	490	530,052
Series D, 5.00%, 08/15/25	100	107,990
County of Bucks PA GO, 5.00%, 06/01/25	140	150,724
Delaware County Authority RB, 5.00%, 12/01/25	60	64,817
Delaware River Joint Toll Bridge Commission RB, 5.00%, 07/01/25	100	107,595
Delaware River Port Authority RB, Series B, 5.00%, 01/01/25	220	234,450
Pennsylvania State University (The) RB, 5.25%, 08/15/25	200	216,956

Security	Par (000)	Value

Pennsylvania (continued)
Pennsylvania Turnpike Commission RB
Series A, 5.00%, 12/01/25	$410	$444,667
Series A2, 5.00%, 12/01/25	460	498,895
Series B, 5.00%, 06/01/25	170	181,147

		5,277,167

Rhode Island — 0.6%
Rhode Island Commerce Corp., 5.00%, 06/15/25	190	202,421
Rhode Island Commerce Corp. RB, Series B, 5.00%, 06/15/25	425	452,784
Rhode Island Infrastructure Bank Water Pollution Control Revolving Fund RB
5.00%, 10/01/25	130	141,065
Series B, 5.00%, 10/01/25	135	146,490
State of Rhode Island GO
5.00%, 01/15/25	200	213,847
Series A, 5.00%, 08/01/25	80	86,532

		1,243,139

South Carolina — 0.5%
City of Columbia SC Waterworks & Sewer System Revenue RB, Series B, 5.00%, 02/01/25	265	283,325
County of Charleston SC GO, 5.00%, 11/01/25 (SAW)	260	282,895
Fort Mill School District No. 4 GO, Series A, 5.00%, 03/01/25, (SCSDE)	100	107,101
South Carolina Transportation Infrastructure Bank RB, Series-B, 5.00%, 10/01/25	120	129,599
State of South Carolina GO, 5.00%, 04/01/25	125	134,255

		937,175

Tennessee — 2.3%
City of Memphis TN Electric System Revenue RB, 5.00%, 12/01/25	50	54,353
City of Memphis TN GO, Series A, 5.00%, 12/01/25	210	228,057
City of Memphis TN Sanitary Sewerage System Revenue RB, 5.00%, 10/01/25	200	216,817
County of Blount TN GO, 5.00%, 06/01/25	485	521,405
County of Hamilton TN GO
4.00%, 03/01/25	335	349,403
Series A, 5.00%, 04/01/25	150	161,018
County of Montgomery TN GO, 5.00%, 04/01/25	130	139,283
County of Shelby TN GO
5.00%, 04/01/25	460	493,056
Series A, 5.00%, 04/01/25	135	144,680
County of Sumner TN GO, 5.00%, 12/01/25	150	163,112
Metropolitan Government of Nashville & Davidson County TN Electric Revenue RB, Series A, 5.00%, 05/15/25	145	155,786
Metropolitan Government of Nashville & Davidson County TN GO
5.00%, 01/01/25	425	453,028
5.00%, 07/01/25	350	376,913
Series A, 5.00%, 07/01/25	160	172,303
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue RB
5.00%, 07/01/25	45	48,474
Series B, 5.00%, 07/01/25	105	113,107
State of Tennessee GO, Series A, 5.00%, 08/01/25	180	194,756
Tennessee State School Bond Authority RB
5.00%, 11/01/25 (ST HGR ED INTERCEPT PROG)	125	135,090
Series A, 5.00%, 11/01/25 (NPFGC)	280	302,602
Series B, 5.00%, 11/01/25	260	280,987

		4,704,230

S C H E D U L E O F I N V E S T M E N T S	65

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® iBonds® Dec 2025 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas — 10.2%
Alamo Regional Mobility Authority RB, 5.00%, 06/15/25	$180	$193,272
Aldine Independent School District GOL, 5.00%, 02/15/25	200	213,834
Alvin Independent School District/TX GO, 5.00%, 02/15/25 (PSF)	230	246,101
Arlington Independent School District/TX GO
5.00%, 02/15/25 (PSF)	35	37,353
Series B, 5.00%, 02/15/25 (PSF)	100	106,722
Austin Independent School District GO
5.00%, 08/01/25 (PSF)	380	408,930
Series B, 5.00%, 08/01/25 (PSF)	160	172,181
Birdville Independent School District GO, Series B, 5.00%, 02/15/25 (PSF)	80	85,511
Board of Regents of the University of Texas System RB, Series C, 5.00%, 08/15/25	200	215,587
Central Texas Regional Mobility Authority RB, 5.00%, 01/01/25	135	141,587
City of Arlington TX GOL, 5.00%, 08/15/25	85	91,960
City of Austin TX GOL, 5.00%, 09/01/25	240	258,934
City of Austin TX Water & Wastewater System Revenue RB, 5.00%, 11/15/25	220	238,319
City of Austin/TX GOL, 5.00%, 09/01/25	235	253,539
City of Dallas TX Waterworks & Sewer System Revenue RB
5.00%, 10/01/25	225	243,996
Series A, 5.00%, 10/01/25	100	108,443
City of Frisco TX GOL, 5.00%, 02/15/25	90	96,175
City of Houston TX Airport System Revenue RB, Series D, 5.00%, 07/01/25	65	69,405
City of Houston TX Combined Utility System Revenue RB
Series A, 0.00%, 12/01/25 (AGM)(a)	20	18,136
Series B, 5.00%, 11/15/25	300	324,770
Series D, 5.00%, 11/15/25	225	243,974
City of McKinney TX Waterworks & Sewer System Revenue RB, 5.00%, 03/15/25	15	16,027
City of Plano TX GOL
5.00%, 09/01/25	170	184,034
Series A, 5.00%, 09/01/25	95	102,842
City of San Antonio TX Electric & Gas Systems Revenue RB
5.00%, 02/01/25	510	541,631
Series ETM, 5.00%, 02/01/25 (ETM)	50	53,389
City of San Antonio TX GOL, 5.00%, 08/01/25	450	485,426
Clear Creek Independent School District GO, 5.00%, 02/15/25 (PSF)	120	128,401
County of Bexar TX GOL, 5.00%, 06/15/25	70	75,314
County of Bexar TX RB, 5.00%, 06/15/25	260	279,737
County of Denton TX GOL, 5.00%, 05/15/25	130	139,394
County of Fort Bend TX GO, Series A, 5.00%, 03/01/25	100	106,960
County of Harris TX GOL, Series B, 5.00%, 10/01/25	390	422,128
County of Harris TX RB
5.00%, 08/15/25	175	188,926
Series A, 5.00%, 08/15/25	370	399,443
County of Montgomery TX GO, Series A, 5.00%, 03/01/25	100	106,818
Cypress-Fairbanks Independent School District GO, 5.00%, 02/15/25 (PSF)	225	240,312
Dallas Area Rapid Transit RB, 5.00%, 12/01/25	165	178,893
Dallas Fort Worth International Airport RB, 5.00%, 11/01/25	230	247,051
Dallas Independent School District GO, Series A, 5.00%, 02/15/25 (PSF)	390	416,977
Denton Independent School District GO, 5.00%, 08/15/25 (PSF)	290	312,981
Fort Worth Independent School District GO, 5.00%, 02/15/25 (PSF)	395	422,212

Security	Par (000)	Value

Texas (continued)
Frisco Independent School District GO, Series A, 5.00%, 08/15/25 (PSF)	$300	$324,070
Grapevine-Colleyville Independent School District GO, 0.00%, 08/15/25 (PSF)(a)	200	184,267
Judson Independent School District GO, 5.00%, 02/01/25 (PSF)	135	144,261
Katy Independent School District GO
Series A, 5.00%, 02/15/25 (PSF)	105	112,263
Series D, 5.00%, 02/15/25 (PSF)	35	37,421
Keller Independent School District/TX GO, Series A, 5.00%, 02/15/25 (PSF)	105	112,351
Killeen Independent School District GO, 5.00%, 02/15/25 (PSF)	65	69,532
Klein Independent School District GO, Series A, 5.00%, 08/01/25 (PSF)	40	43,149
Leander Independent School District GO
0.00%, 08/15/25 (PSF)(a)	330	300,320
Series A, 5.00%, 08/15/25 (PSF)	125	135,070
Series B, 0.00%, 08/15/25(a)	100	90,859
Lewisville Independent School District GO
5.00%, 08/15/25 (PSF)	230	247,925
Series B, 5.00%, 08/15/25	130	140,558
Lone Star College System GOL
5.00%, 02/15/25	175	187,203
Series B, 5.00%, 02/15/25	270	288,827
Lower Colorado River Authority RB
5.00%, 05/15/25	65	69,324
Series D, 5.00%, 05/15/25	130	138,649
Metropolitan Transit Authority of Harris County Sales & Use Tax Revenue, Series B, 5.00%, 11/01/25	125	135,439
Metropolitan Transit Authority of Harris County Sales & Use Tax Revenue RB
5.00%, 11/01/25	220	238,372
Series-A, 5.00%, 11/01/25	110	119,186
North East Independent School District/TX GO, 5.00%, 08/01/25 (PSF)	305	329,011
North Texas Municipal Water District RB, 5.00%, 06/01/25	200	214,061
North Texas Municipal Water District Upper East Fork Wastewater Interceptor System, 5.00%, 06/01/25	25	26,877
North Texas Municipal Water District Water System Revenue RB, 5.00%, 09/01/25	605	653,734
North Texas Tollway Authority RB, Series A, 5.00%, 01/01/25	205	217,267
Northside Independent School District GO, Series A, 5.00%, 08/15/25 (PSF)	85	91,820
Northwest Independent School District, 5.00%, 02/15/28 (PR 02/15/25)	45	48,154
Northwest Independent School District GO, Series B, 5.00%, 02/15/25 (PSF)	40	42,733
Permanent University Fund - Texas A&M University System RB, Series A, 5.00%, 07/01/25	215	231,260
Permanent University Fund - University of Texas System RB
Series A, 5.00%, 07/01/25	215	231,736
Series B, 5.00%, 07/01/25	115	123,988
Rockwall Independent School District GO, 5.00%, 02/15/25 (PSF)	110	117,547
Round Rock Independent School District GO
5.00%, 08/01/25 (PSF)	60	64,704
Series A, 5.00%, 08/01/25 (PSF)	120	129,408

66	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® iBonds® Dec 2025 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
San Antonio Independent School District/TX GO
5.00%, 02/15/25 (PSF)	$290	$310,221
5.00%, 08/15/25 (PSF)	170	183,751
San Antonio Water System RB
Series A, 5.00%, 05/15/25	125	134,260
Series C, 5.00%, 05/15/25	70	75,186
Spring Independent School District GO, 5.00%, 08/15/25 (PSF)	215	232,321
State of Texas GO
5.00%, 04/01/25	245	262,638
5.00%, 10/01/25	125	135,383
Series A, 5.00%, 04/01/25	155	166,159
Series A, 5.00%, 08/01/25	380	410,162
Tarrant Regional Water District Water Supply System Revenue RB, 5.00%, 03/01/25	135	144,548
Texas A&M University RB, Series C, 5.00%, 05/15/25	195	209,210
Texas State Technical College RB, 4.00%, 10/15/25	100	105,307
Texas State University System RB, 5.00%, 03/15/25	320	342,449
Texas Tech University System, 5.00%, 02/15/25	210	223,766
Texas Transportation Commission State Highway Fund RB
5.25%, 04/01/25	285	307,092
First Series, 5.00%, 10/01/25	50	54,068
Series A, 5.00%, 10/01/25	725	783,984
Texas Water Development Board RB
Series A, 5.00%, 04/15/25	125	133,958
Series A, 5.00%, 10/15/25	215	232,747
Series B, 5.00%, 04/15/25	175	187,541
Series B, 5.00%, 10/15/25	635	687,413
Tyler Independent School District GO, 5.00%, 02/15/25 (PSF)	175	187,007
University of North Texas System RB, Series A, 5.00%, 04/15/25	100	106,872
University of Texas System (The) RB
5.00%, 08/15/25	145	156,300
Series E, 5.00%, 08/15/25	115	123,962
Series H, 5.00%, 08/15/25	75	80,845

		20,436,121

Utah — 1.3%
Davis School District GO, Series B, 5.00%, 06/01/25	40	43,077
Ogden City School District GO, 5.00%, 06/15/25 (GTD)	110	118,282
State of Utah GO
5.00%, 07/01/25	595	642,636
5.00%, 07/01/25 (PR 01/01/25)	200	213,456
University of Utah (The) RB
4.00%, 08/01/25	250	261,137
Series A, 4.00%, 08/01/25	75	78,341
Series A, 5.00%, 08/01/25	110	118,660
Series B1, 5.00%, 08/01/25 (SAP)	75	80,904
Utah State Building Ownership Authority RB, 5.00%, 05/15/25	460	494,078
Utah Transit Authority RB, 5.00%, 06/15/35( 06/15/25)	295	317,871
Utah Water Finance Agency RB, Series A, 5.00%, 03/01/25	190	203,223

		2,571,665

Vermont — 0.1%
University of Vermont & State Agricultural College RB, 5.00%, 10/01/25	40	43,173
Vermont Municipal Bond Bank RB, Series 5, 5.00%, 12/01/25	115	125,135

		168,308

Virginia — 4.0%
City of Alexandria VA GO, Series D, 5.00%, 07/01/25 (SAW)	140	151,120
City of Charlottesville VA GO, 4.00%, 07/15/25 (SAW)	125	130,934

Security	Par (000)	Value

Virginia (continued)
City of Norfolk VA GO, Series A, 5.00%, 10/01/25	$145	$157,143
City of Norfolk VA Water Revenue RB, Series B, 5.00%, 11/01/25	125	135,439
City of Richmond VA GO, Series B, 5.00%, 07/15/25 (SAW)	35	37,800
City of Richmond VA Public Utility Revenue RB, 5.00%, 01/15/25	100	106,869
City of Virginia Beach VA Water & Sewer System Revenue RB, 5.00%, 10/01/25	100	108,409
Commonwealth of Virginia GO, Series B, 5.00%, 06/01/25	75	80,676
County of Arlington VA GO
Series A, 5.00%, 08/01/25 (SAW)	50	54,050
Series B, 5.00%, 08/15/25	75	81,141
County of Chesterfield VA Water & Sewer Revenue RB, 5.00%, 11/01/25	200	217,541
County of Fairfax VA GO, Series A, 5.00%, 10/01/25 (SAW)	175	189,715
County of Henrico VA GO
5.00%, 07/15/25	50	53,903
Series A, 5.00%, 08/01/25 (SAW)	550	593,476
Fairfax County Industrial Development Authority RB, 5.00%, 05/15/25	285	304,820
Hampton Roads Sanitation District RB, Series A, 4.00%, 08/01/25	65	68,206
Loudoun County Sanitation Authority RB, 5.00%, 01/01/25	35	37,392
Virginia Beach Development Authority RB, 5.00%, 04/01/25	150	160,624
Virginia College Building Authority RB
5.00%, 09/01/25	525	567,115
Series A, 5.00%, 02/01/25	100	106,695
Series A, 5.00%, 02/01/28 (PR 02/01/25)	125	133,644
Series A, 5.00%, 02/01/30 (PR 02/01/25)	300	320,745
Series B, 5.00%, 09/01/25	255	275,456
Series E, 5.00%, 02/01/25	410	437,450
Virginia Commonwealth Transportation Board RB
5.00%, 03/15/25	845	904,280
5.00%, 05/15/25	30	32,213
5.00%, 09/15/25	130	140,538
Series A, 5.00%, 05/15/25	255	273,814
Virginia Public Building Authority RB
5.00%, 08/01/25	140	150,568
Series A, 5.00%, 08/01/25	170	182,832
Series B, 5.00%, 08/01/25	445	478,590
Virginia Public School Authority RB
5.00%, 03/01/25 (SAW)	240	257,017
5.00%, 08/01/25 (SAW)	50	54,001
Series A, 5.00%, 08/01/25	200	215,680
Series B, 5.00%, 08/01/25	255	274,992
Series C, 5.00%, 08/01/25	110	118,624
Virginia Resources Authority RB
5.00%, 11/01/25	410	444,117
Series C, 5.00%, 11/01/25	30	32,558
Series D, 4.00%, 11/01/25	55	57,763

		8,127,950

Washington — 5.2%
Central Puget Sound Regional Transit Authority RB
5.00%, 11/01/25	150	162,631
Series S-1, 5.00%, 11/01/25	410	444,525
Central Puget Sound Regional Transit Authority Sales & Rental Car Taxes Revenue RB, SERIES S-1, 5.00%, 11/01/30 (Put 11/01/25)	290	314,420
City of Seattle WA Drainage & Wastewater Revenue RB, 5.00%, 07/01/25	90	96,920

S C H E D U L E O F I N V E S T M E N T S	67

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® iBonds® Dec 2025 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Washington (continued)
City of Seattle WA GOL
5.00%, 06/01/25	$255	$274,534
5.00%, 12/01/25	335	364,404
City of Seattle WA Municipal Light & Power Revenue RB
Series B, 5.00%, 02/01/25	80	85,422
Series B, 5.00%, 04/01/25	115	123,212
Series C, 5.00%, 09/01/25	225	243,124
Series-A, 5.00%, 07/01/25	135	145,381
City of Seattle WA Water System Revenue RB
5.00%, 05/01/25	300	322,237
5.00%, 08/01/25	225	242,932
City of Tacoma WA Electric System Revenue RB, 5.00%, 01/01/25	105	111,925
City of Vancouver WA GOL, Series B, 5.00%, 12/01/25	140	152,288
Clark County Public Utility District No. 1 RB, 5.00%, 01/01/25	185	197,014
Clark County School District No. 114 Evergreen GO, 5.00%, 12/01/25	235	255,374
Clark County School District No. 122 Ridgefield GO, 5.00%, 12/01/25	55	59,729
County of King WA GOL
5.00%, 07/01/25	70	75,493
5.00%, 12/01/25	180	195,799
County of King WA Sewer Revenue, 5.00%, 01/01/25	200	213,190
County of King WA Sewer Revenue RB, Series-B, 5.00%, 07/01/25	150	161,534
County of Kitsap WA GOL, 5.00%, 06/01/25	70	75,362
County of Pierce WA GO, 5.00%, 08/01/25	130	140,234
County of Pierce WA GOL, Series A, 5.00%, 07/01/25	50	53,845
County of Spokane WA GOL, Series B, 5.00%, 12/01/25	115	124,888
Energy Northwest RB
Series A, 5.00%, 07/01/25	485	522,293
Series C, 5.00%, 07/01/25	800	861,515
King County School District No. 405 Bellevue GO, 5.00%, 12/01/25 (GTD)	110	119,734
Kitsap County School District No. 401 Central Kitsap GO, 5.00%, 12/01/25	130	141,411
Pierce County School District No 10 Tacoma GO, 5.00%, 12/01/25	250	271,943
Pierce County School District No 402 Franklin Pierce GO, 5.00%, 12/01/25	105	114,216
Port of Seattle WA RB, 4.00%, 02/01/25	130	135,205
Port of Tacoma WA RB, Series A, 4.00%, 12/01/25	115	120,571
Snohomish County School District No. 201 Snohomish GO, 5.00%, 12/01/25, (SCH BD GTY)	125	135,882
Snohomish County School District No. 4 Lake Stevens GO, 5.00%, 12/01/25	50	54,389
Spokane County School District No. 356 Central Valley GO, 5.00%, 12/01/25	50	54,389
State of Washington COP
5.00%, 01/01/25	175	185,843
5.00%, 07/01/25 (ST INTERCEPT)	280	300,205
Series C, 5.00%, 07/01/25	45	48,247
State of Washington GO
5.00%, 02/01/25	240	256,266
Series A, 5.00%, 08/01/25	145	156,415

Security	Par/ Shares (000)	Value

Washington (continued)
Series A-1, 5.00%, 08/01/25	$120	$129,447
Series B, 5.00%, 06/01/25	135	145,133
Series B, 5.00%, 08/01/25	100	107,872
Series D, 5.00%, 02/01/25	35	37,372
Series D, 5.00%, 06/01/25	750	806,296
Series F, 0.00%, 12/01/25 (AMBAC)(a)	240	217,785
Series R-2018C, 5.00%, 08/01/25	110	118,660
Series R-2018D, 5.00%, 08/01/25	250	269,681
University of Washington RB
5.00%, 04/01/25	155	165,708
Series B, 4.00%, 06/01/25	235	244,792

		10,357,687

West Virginia — 0.5%
State of West Virginia GO
5.00%, 06/01/25	115	123,774
Series A, 5.00%, 06/01/25	425	457,425
West Virginia Commissioner of Highways RB, Series A, 5.00%, 09/01/25	165	178,017
West Virginia State School Building Authority Lottery Revenue RB, Series A, 5.00%, 07/01/25	170	182,803

		942,019

Wisconsin — 1.3%
State of Wisconsin Environmental Improvement Fund Revenue RB, Series A, 5.00%, 06/01/25	660	710,558
State of Wisconsin GO
Series 2, 4.00%, 11/01/25	120	126,111
Series 2, 5.00%, 11/01/25	560	607,156
Series A, 5.00%, 05/01/25	245	262,940
Series B, 5.00%, 05/01/25	250	268,306
State of Wisconsin RB, Series A, 5.00%, 05/01/25	110	117,923
Wisconsin Department of Transportation RB
Series 1, 5.00%, 07/01/25	235	253,442
Series 2, 5.00%, 07/01/25	335	361,289

		2,707,725

Total Municipal Debt Obligations — 98.4% (Cost: $207,423,457)		197,845,943

Short-Term Investments

Money Market Funds — 0.3%
BlackRock Liquidity Funds: MuniCash, 0.25%(b)(c)	525	525,124

Total Short-Term Investments — 0.3% (Cost: $525,071)		525,124

Total Investments in Securities — 98.7% (Cost: $207,948,528)		198,371,067

Other Assets, Less Liabilities — 1.3%		2,608,114

Net Assets — 100.0%		$200,979,181

(a)	Zero-coupon bond.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.

68	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® iBonds® Dec 2025 Term Muni Bond ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/22	Shares Held at 04/30/22 (000)	Income	Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds: MuniCash	$160,825	$364,767	(a)	$—	$(521)	$53	$525,124	525	$554	$—

(a)	Represents net amount purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Municipal Debt Obligations	$—	$197,845,943	$—	$197,845,943
Money Market Funds	525,124	—	—	525,124

	$525,124	$197,845,943	$—	$198,371,067

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	69

Schedule of Investments (unaudited) April 30, 2022	iShares® iBonds® Dec 2026 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Debt Obligations

Alabama — 1.2%
Alabama Federal Aid Highway Finance Authority RB
5.00%, 09/01/26	$100	$110,151
Series B, 5.00%, 09/01/26	365	402,052
Alabama Highway Finance Corp., 5.00%, 08/01/26	90	98,796
Alabama Public School and College Authority RB
Series B, 5.00%, 01/01/26 (Call 07/01/24)	265	279,198
Series C, 5.00%, 06/01/26 (Call 12/01/24)	150	159,424
Black Belt Energy Gas District RB, VRDN,4.00%, 10/01/52 (Put 12/01/26)(a)	300	304,888
State of Alabama GO
5.00%, 11/01/26 (Call 02/01/26)	100	108,998
Series C, 5.00%, 08/01/27 (Call 08/01/26)	210	230,866
University of Alabama (The) RB, Series C, 5.00%, 07/01/26	110	120,571

		1,814,944

Arizona — 2.1%
Arizona Department of Transportation State Highway Fund Revenue RB, 5.00%, 07/01/26	215	235,663
Arizona State University RB
Series A, 5.00%, 07/01/26	25	27,268
Series B, 5.00%, 07/01/29 (Call 07/01/26)	100	109,445
Arizona Transportation Board RB, Series A, 5.00%, 07/01/26	430	470,436
City of Phoenix AZ GO
4.00%, 07/01/26	100	105,931
5.00%, 07/01/26	480	527,326
5.00%, 07/01/27 (Call 07/01/26)	185	203,086
City of Phoenix Civic Improvement Corp. RB
5.00%, 07/01/27 (Call 07/01/26)	170	186,268
5.00%, 07/01/29 (Call 07/01/26)	305	333,177
5.00%, 07/01/30 (Call 07/01/26)	200	218,312
5.50%, 07/01/26 (NPFGC)	40	44,462
City of Tucson AZ Water System Revenue RB, 5.00%, 07/01/26	100	109,818
Salt River Project Agricultural Improvement & Power District RB
5.00%, 01/01/26	140	152,286
Series A, 5.00%, 01/01/26	195	212,112
State of Arizona Lottery Revenue RB, 5.00%, 07/01/26	100	109,818
University of Arizona (The) RB, Series A, 4.00%, 06/01/28 (Call 06/01/26)	160	167,753

		3,213,161

Arkansas — 0.0%
State of Arkansas GO, 5.00%, 10/01/26 (Call 10/01/24)	20	21,217

California — 14.9%
Alvord Unified School District GO, Series B, 0.00%, 08/01/26 (AGM)(b)	55	48,319
Anaheim Housing & Public Improvements Authority RB, 5.00%, 10/01/26	500	549,174
Beverly Hills Unified School District CA GO, 0.00%, 08/01/26(b)	100	88,665
California Health Facilities Financing Authority RB, 5.00%, 11/15/26 (Call 11/15/25)	115	124,617
California Infrastructure & Economic Development Bank RB
5.00%, 10/01/26	75	82,771
5.00%, 10/01/27 (Call 04/01/26)	130	142,099
5.00%, 10/01/27 (PR 10/01/26)	100	110,449
5.00%, 10/01/28 (Call 04/01/26)	40	43,629
California State Public Works Board RB
4.00%, 10/01/28 (Call 10/01/26)	150	157,807
5.00%, 09/01/26	75	82,226
5.00%, 04/01/29 (Call 10/01/26)	125	136,857

Security	Par (000)	Value

California (continued)
Series A, 5.00%, 09/01/26 (Call 09/01/24)	$100	$105,592
Series B, 5.00%, 04/01/26	50	54,420
Series B, 5.00%, 10/01/26 (Call 10/01/24)	105	111,061
Series C, 5.00%, 11/01/27 (Call 11/01/26)	110	120,942
Series D, 4.00%, 04/01/28 (Call 10/01/26)	250	263,101
California State University RB
5.00%, 11/01/26	180	198,548
Series A, 5.00%, 11/01/26	355	391,580
Series A, 5.00%, 11/01/26 (Call 11/01/25)	125	135,482
Series A, 5.00%, 11/01/28 (Call 05/01/26)	205	223,138
Carlsbad Unified School District GO, 5.00%, 08/01/27 (Call 08/01/26)	80	87,988
City of Los Angeles Department of Airports RB, 5.00%, 05/15/26	210	228,228
City of San Francisco CA Public Utilities Commission Water Revenue RB
5.00%, 11/01/27 (Call 11/01/26)	210	231,358
5.00%, 11/01/28 (Call 11/01/26)	195	214,137
5.00%, 11/01/29 (Call 11/01/26)	285	312,716
Series D, 5.00%, 11/01/26	195	215,006
Contra Costa Transportation Authority Sales Tax Revenue RB, 4.00%, 03/01/26 (Call 03/01/25)	80	83,268
Contra Costa Water District RB, Series U, 5.00%, 10/01/26	50	55,049
East Bay Municipal Utility District Water System Revenue RB, 5.00%, 06/01/26	150	164,782
East Side Union High School District GO, 5.00%, 08/01/28 (Call 08/01/26)	275	301,412
El Camino Community College District Foundation (The) GO, 5.00%, 08/01/28 (Call 08/01/26)	170	186,614
El Camino Community College District GO, Series C, 0.00%, 08/01/26(b)	150	132,386
Escondido Union High School District GO, Series A, 0.00%, 08/01/26 (AGC)(b)	50	44,018
Evergreen School District GO, 0.00%, 08/01/26 (AGC)(b)	80	70,843
Folsom Cordova Unified School District School Facilities Improvement Dist No. 4 GO, Series A, 0.00%, 10/01/26 (NPFGC)(b)	100	87,069
Grossmont Union High School District GO, 0.00%, 08/01/26 (AGM)(b)	90	79,631
Long Beach Unified School District GO, 5.00%, 08/01/27 (Call 08/01/26)	175	192,473
Los Angeles Community College District/CA GO
Series C, 5.00%, 06/01/26	150	164,782
Series G, 5.00%, 08/01/26 (PR 08/01/24)	70	74,086
Series I, 4.00%, 08/01/26	100	106,190
Series I, 4.00%, 08/01/29 (Call 08/01/26)	100	104,550
Los Angeles County Metropolitan Transportation Authority RB
5.00%, 07/01/26	170	186,903
5.00%, 07/01/26 (Call 07/01/25)	140	150,765
5.00%, 06/01/27 (Call 06/01/26)	105	115,134
Series A, 5.00%, 06/01/28 (Call 06/01/26)	140	153,284
Series A, 5.00%, 06/01/30 (Call 06/01/26)	100	109,042
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue RB, 5.00%, 07/01/26	170	186,902
Los Angeles County Public Works Financing Authority RB
Series A, 5.00%, 12/01/26 (Call 12/01/24)	70	74,488
Series S, 5.00%, 10/01/29 (Call 10/01/26)	300	327,543
Los Angeles Department of Water & Power Power System Revenue RB
5.00%, 07/01/26	175	191,819
Series B, 5.00%, 07/01/26 (Call 06/01/26)	30	32,895

70	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® iBonds® Dec 2026 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Los Angeles Department of Water & Power RB, Series A, 5.00%, 07/01/26	$275	$301,429
Los Angeles Department of Water & Power System Revenue RB, Series A, 5.00%, 07/01/26	130	142,493
Los Angeles Department of Water & Power Water System Revenue RB, 5.00%, 07/01/26	145	159,236
Los Angeles Department of Water RB
5.00%, 07/01/26	150	164,727
Series A, 5.00%, 07/01/26 (Call 07/01/24)	85	89,573
Series A, 5.00%, 07/01/29 (Call 01/01/26)	130	140,508
Los Angeles Unified School District/CA GO
5.00%, 07/01/28 (Call 07/01/26)	255	278,453
Series A, 5.00%, 07/01/26	515	563,855
Series C, 5.00%, 07/01/26	100	109,486
Series C, 5.00%, 07/01/26 (Call 07/01/24)	195	205,279
Series D, 5.00%, 07/01/26 (Call 07/01/24)	160	168,434
Metropolitan Water District of Southern California RB
Series A, 2.50%, 07/01/26	230	229,544
Series A, 5.00%, 07/01/26	235	257,975
Municipal Improvement Corp. of Los Angeles RB, Series B, 5.00%, 11/01/26	245	268,500
Newport Mesa Unified School District GO, 0.00%, 08/01/26 (NPFGC)(b)	190	168,604
Ohlone Community College District GO
4.00%, 08/01/30 (Call 08/01/26)	115	119,929
Series C, 4.00%, 08/01/29 (Call 08/01/26)	65	67,957
Palo Alto Unified School District GO, 0.00%, 08/01/26(b)	170	150,730
Palos Verdes Peninsula Unified School District GO, 0.00%, 11/01/26 (NPFGC)(b)	165	144,662
Pasadena Area Community College District GO, Series A, 4.00%, 08/01/29 (Call 08/01/26)	165	172,507
Port of Los Angeles RB, Series C2, 5.00%, 08/01/26	100	109,562
Rancho Water District Financing Authority RB, Series B, 5.00%, 08/01/28 (Call 08/01/26)	40	44,166
Sacramento County Sanitation Districts Financing Authority RB, 5.00%, 08/01/26 (Call 08/01/25)	80	86,298
Sacramento Municipal Utility District RB, 5.00%, 07/01/26 (Call 07/01/25)	150	161,534
San Diego Community College District GO, 4.00%, 08/01/28 (Call 08/01/26)	100	105,013
San Diego County Regional Transportation Commission RB, Series A, 5.00%, 04/01/29 (Call 04/01/26)	245	266,942
San Diego County Water Authority RB, 5.00%, 05/01/26 (Call 05/01/25)	100	107,323
San Diego Unified School District/CA GO
5.50%, 07/01/26 (AGM)	165	184,094
Series A, 0.00%, 07/01/26(b)	20	17,888
Series A, 0.00%, 07/01/26 (ETM)(b)	30	26,722
Series R-5, 4.00%, 07/01/29 (Call 07/01/26)	215	224,642
Series R-5, 5.00%, 07/01/26	95	104,130
San Francisco Bay Area Rapid Transit District GO
4.00%, 08/01/26	55	58,108
5.00%, 08/01/26	200	220,393
Series D, 5.00%, 08/01/26 (Call 08/01/25)	60	64,723
San Francisco City & County Airport Commission San Francisco International Airport RB, Series A, 5.00%, 05/01/26	240	260,002
San Jose Evergreen Community College District GO, Series A, 5.00%, 09/01/26 (PR 09/01/24)	100	106,035

Security	Par (000)	Value

California (continued)
San Mateo County Community College District GO
Series A, 0.00%, 09/01/26 (NPFGC)(b)	$275	$244,141
Series B, 0.00%, 09/01/26 (NPFGC)(b)	95	84,340
Santa Barbara Community College District GO
5.00%, 08/01/27 (Call 08/01/26)	100	109,985
5.00%, 08/01/28 (Call 08/01/26)	120	131,728
5.00%, 08/01/29 (Call 08/01/26)	50	54,802
Santa Clara County Financing Authority RB, 5.00%, 05/01/26	150	163,926
Santa Clara Unified School District GO, 5.00%, 07/01/26 (Call 07/01/24)	90	94,920
Santa Clara Valley Transportation Authority RB, Series A, 5.00%, 06/01/26	95	104,362
Santa Clara Valley Water District COP, Series A, 5.00%, 02/01/29 (Call 02/01/26)	315	342,143
Santa Monica-Malibu Unified School District GO, Series D, 4.00%, 08/01/26 (Call 08/01/25)	40	41,947
Southern California Public Power Authority RB, Series C, 5.00%, 07/01/26 (Call 01/01/25)	65	69,148
State of California Department of Water Resources RB
5.00%, 12/01/29 (Call 12/01/26)	130	143,305
Series AS, 5.00%, 12/01/26 (PR 12/01/24)	200	213,237
Series AV, 5.00%, 12/01/26 (Call 06/01/26)	50	54,825
Series AW, 5.00%, 12/01/27 (Call 12/01/26)	135	149,246
Series AW, 5.00%, 12/01/28 (Call 12/01/26)	290	319,812
State of California GO
4.00%, 04/01/26	100	105,564
4.00%, 09/01/27 (Call 09/01/26)	125	131,943
4.00%, 08/01/28 (Call 08/01/26)	80	83,912
4.00%, 09/01/28 (Call 09/01/26)	400	419,850
5.00%, 08/01/26	235	258,365
5.00%, 08/01/26 (Call 08/01/25)	425	458,320
5.00%, 10/01/26	475	523,799
5.00%, 11/01/26	175	193,267
5.00%, 08/01/27 (Call 08/01/26)	130	142,760
5.00%, 08/01/28 (Call 08/01/26)	350	383,173
5.00%, 09/01/28 (Call 09/01/26)	840	920,931
5.00%, 08/01/29 (Call 08/01/26)	200	218,535
5.00%, 09/01/29 (Call 09/01/26)	585	640,109
5.00%, 08/01/30 (Call 08/01/26)	100	108,974
Series B, 5.00%, 09/01/26	300	330,324
Series C, 5.00%, 08/01/27 (Call 08/01/26)	450	494,170
Series C, 5.00%, 08/01/28 (Call 08/01/26)	270	295,590
University of California RB
4.00%, 05/15/26	170	179,368
5.00%, 05/15/29 (Call 05/15/26)	360	392,719
Series AM, 5.00%, 05/15/26 (Call 05/15/24)	205	215,477
Series AV, 5.00%, 05/15/26	205	224,519
Series I, 5.00%, 05/15/26 (Call 05/15/25)	150	161,021

		23,091,851

Colorado — 0.6%
City & County of Denver Co. Airport System Revenue RB, 5.00%, 11/15/26	190	207,588
City & County of Denver Co. GO, Series A, 5.00%, 08/01/26	45	49,608
City of Colorado Springs CO Utilities System Revenue RB, Series A2, 5.00%, 11/15/26	50	55,166
Denver City & County School District No. 1 GO
4.00%, 12/01/26 (Call 12/01/25) (SAW)	115	121,136
5.00%, 12/01/27 (Call 12/01/26)	200	221,288
5.50%, 12/01/26 (SAW)	110	124,174

S C H E D U L E O F I N V E S T M E N T S	71

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® iBonds® Dec 2026 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Colorado (continued)
University of Colorado RB, Series A-2, 5.00%, 06/01/26	$150	$163,928

		942,888

Connecticut — 1.6%
State of Connecticut GO
4.00%, 06/01/26	105	110,378
Series A, 5.00%, 03/15/26	235	255,472
Series A, 5.00%, 04/15/26	180	195,979
Series B, 4.00%, 06/01/26	100	105,122
Series B, 5.00%, 05/15/26	155	169,011
Series B, 5.00%, 05/15/27 (Call 05/15/26)	140	152,320
Series E, 5.00%, 10/15/26	175	192,184
Series F, 5.00%, 09/15/26	205	224,811
State of Connecticut Special Tax Revenue RB
Series A, 5.00%, 05/01/26	325	354,141
Series A, 5.00%, 09/01/27 (Call 09/01/26)	310	338,805
Series A, 5.00%, 09/01/28 (Call 09/01/26)	115	125,293
Series B, 5.00%, 09/01/28 (Call 09/01/26)	150	163,426
Series C, 5.00%, 10/01/26	80	87,798

		2,474,740

Delaware — 0.5%
Delaware Transportation Authority RB
5.00%, 07/01/26	245	268,952
5.00%, 07/01/27 (Call 07/01/26)	200	219,802
State of Delaware GO
5.00%, 02/01/26	80	87,522
5.00%, 07/01/28 (Call 07/01/26)	105	114,874
Series D, 5.00%, 07/01/27 (Call 07/01/26)	110	120,709

		811,859

District of Columbia — 1.3%
District of Columbia GO
Series A, 5.00%, 06/01/26 (Call 06/01/25)	250	268,535
Series A, 5.00%, 06/01/27 (Call 06/01/26)	100	108,800
Series B, 5.00%, 06/01/26 (Call 06/01/25)	125	134,267
Series D, 5.00%, 06/01/26	80	87,656
Series D, 5.00%, 06/01/27 (Call 12/01/26)	155	170,231
Series D, 5.00%, 06/01/28 (Call 12/01/26)	190	208,070
Series D, 5.00%, 06/01/29 (Call 12/01/26)	100	109,241
District of Columbia RB
5.00%, 12/01/26	345	377,501
Series C, 5.00%, 10/01/26	335	369,858
District of Columbia Water & Sewer Authority RB, 5.00%, 10/01/26	95	104,843
Washington Metropolitan Area Transit Authority RB, Series A, 5.00%, 07/15/26	105	115,422

		2,054,424

Florida — 3.5%
County of Miami-Dade FL Aviation Revenue RB, Series B, 5.00%, 10/01/26 (Call 10/01/25)	225	240,111
County of Miami-Dade FL Transit System RB, 5.00%, 07/01/27 (Call 07/01/26)	315	345,796
County of Miami-Dade FL Water & Sewer System Revenue RB, 5.00%, 10/01/26 (Call 10/01/25)	510	547,858
Florida Department of Environmental Protection RB
5.00%, 07/01/26 (Call 07/01/25)	150	161,629
Series A, 5.00%, 07/01/26 (Call 07/01/25)	165	177,792
Series A, 5.00%, 07/01/27 (Call 07/01/26)	250	274,441
Hillsborough County Aviation Authority RB, 5.00%, 10/01/26	200	218,101
Orange County School Board COP, 5.00%, 08/01/26	140	153,210

Security	Par (000)	Value

Florida (continued)
Reedy Creek Improvement District GOL
5.00%, 06/01/27 (Call 06/01/26)	$300	$328,831
Series A, 5.00%, 06/01/26	130	142,071
School Board of Miami-Dade County (The) COP
5.00%, 02/01/29 (Call 02/01/26)	275	294,830
Series D, 5.00%, 02/01/27 (Call 02/01/26)	160	172,303
School Board of Miami-Dade County (The) GO, 5.00%, 03/15/28 (Call 03/15/26)	100	109,058
School District of Broward County/FL COP
Series A, 5.00%, 07/01/27 (Call 07/01/26)	160	173,532
Series B, 5.00%, 07/01/26	110	120,344
Series B, 5.00%, 07/01/27 (Call 07/01/26)	105	113,881
State of Florida Department of Transportation Turnpike System Revenue RB
Series C, 5.00%, 07/01/27 (Call 07/01/26)	185	202,780
Series C, 5.00%, 07/01/29 (Call 07/01/26)	145	158,216
State of Florida GO
Series A, 5.00%, 07/01/26	55	60,629
Series B, 5.00%, 06/01/26 (Call 06/01/24)	40	42,068
Series B, 5.00%, 07/01/26	225	248,027
Series C, 5.00%, 06/01/26	115	126,380
Series C, 5.00%, 06/01/28 (Call 06/01/26)	50	54,683
Series D, 4.00%, 06/01/29 (Call 06/01/26)	125	130,419
Series E, 5.00%, 06/01/26 (Call 06/01/25)	220	236,243
Series F, 5.00%, 06/01/29 (Call 06/01/26)	100	109,164
State of Florida Lottery Revenue RB
5.00%, 07/01/26	285	312,863
Series A, 5.00%, 07/01/26	225	246,997

		5,502,257

Georgia — 2.1%
City of Atlanta GA Water & Wastewater Revenue RB, 5.00%, 11/01/26	225	248,587
County of Carroll GA GO, 5.00%, 06/01/26	85	93,031
Forsyth County School District GO, 5.00%, 02/01/27 (Call 02/01/26)	235	256,730
Georgia Ports Authority RB, 5.00%, 07/01/26	160	175,576
Georgia State Road & Tollway Authority RB, 5.00%, 06/01/26	190	207,719
Gwinnett County School District GO, 5.00%, 08/01/26	500	551,408
Metropolitan Atlanta Rapid Transit Authority RB, Series C, 5.00%, 07/01/29 (Call 07/01/26)	390	425,249
Private Colleges & Universities Authority RB, 5.00%, 09/01/26	220	240,913
State of Georgia GO
Series A, 5.00%, 08/01/26	500	551,408
Series A-1, 5.00%, 02/01/26	85	92,929
Series E, 5.00%, 12/01/27 (Call 12/01/26)	105	116,318
Series E, 5.00%, 12/01/28 (Call 12/01/26)	195	215,893
Series F, 5.00%, 01/01/26	25	27,258

		3,203,019

Hawaii — 1.5%
City & County Honolulu HI Wastewater System Revenue RB
5.00%, 07/01/27 (Call 07/01/26)	205	224,193
Series A, 5.00%, 07/01/28 (Call 07/01/26)	345	376,303
City & County of Honolulu HI GO
Series A, 5.00%, 10/01/26 (Call 10/01/25)	150	161,846
Series B, 5.00%, 10/01/26 (Call 10/01/25)	100	107,898
Series D, 5.00%, 09/01/26	65	71,458
County of Hawaii HI GO, Series A, 5.00%, 09/01/27 (Call 03/01/26)	100	108,901

72	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® iBonds® Dec 2026 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Hawaii (continued)
State of Hawaii GO
5.00%, 01/01/26	$100	$108,593
5.00%, 10/01/26	285	313,779
Series EY, 5.00%, 10/01/26 (Call 10/01/25)	100	108,068
Series FE, 5.00%, 10/01/27 (Call 10/01/26)	140	153,769
Series FG, 5.00%, 10/01/27 (Call 10/01/26)	175	192,211
Series FG, 5.00%, 10/01/29 (Call 10/01/26)	100	109,747
Series FH, 5.00%, 10/01/27 (Call 10/01/26)	145	159,260
State of Hawaii State Highway Fund RB
Series A, 5.00%, 01/01/29 (Call 07/01/26)	50	54,681
Series B, 5.00%, 01/01/27 (Call 07/01/26)	125	137,117

		2,387,824

Idaho — 0.3%
Idaho Housing & Finance Association RB, 5.00%, 07/15/26	455	498,502

Illinois — 1.9%
Chicago O’Hare International Airport RB
5.00%, 01/01/29 (Call 01/01/26)	135	144,863
Series D, 5.00%, 01/01/26	165	177,382
Series E, 5.00%, 01/01/26	225	241,884
Illinois Finance Authority RB
4.00%, 07/01/26 (Call 01/01/26)	95	99,556
5.00%, 04/01/26	60	65,210
5.00%, 07/01/26	430	469,016
Illinois State Toll Highway Authority RB, 5.00%, 01/01/26	200	216,239
State of Illinois GO
5.00%, 06/01/27 (Call 06/01/26)	100	106,424
Series A, 5.00%, 03/01/26	470	500,405
Series A, 5.00%, 10/01/26	250	267,731
Series B, 5.13%, 09/01/26	150	161,263
Series D, 5.00%, 11/01/26	235	251,865
State of Illinois Sales Tax Revenue RB
5.00%, 06/15/26	65	69,139
Series A, 4.00%, 06/15/26	235	240,541

		3,011,518

Indiana — 1.5%
City of Indianapolis Department of Public Utilities Water System Revenue RB, 5.00%, 10/01/26	295	324,142
Indiana Finance Authority RB
Series A, 5.00%, 02/01/26	160	173,966
Series A, 5.00%, 10/01/26	80	88,113
Series A, 5.00%, 10/01/26 (Call 10/01/24)	100	105,917
Series C, 5.00%, 06/01/27 (Call 12/01/26)	595	658,875
Series E, 5.00%, 02/01/26	190	206,584
Series E, 5.00%, 02/01/29 (Call 08/01/26)	195	213,154
Indiana Municipal Power Agency RB, 5.00%, 01/01/27 (Call 07/01/26)	105	114,570
Indiana University RB
Series A, 5.00%, 06/01/26	125	137,013
Series A, 5.00%, 06/01/27 (Call 06/01/26)	195	213,186
Series A, 5.00%, 06/01/28 (Call 06/01/26)	135	147,153

		2,382,673

Iowa — 0.3%
Iowa Finance Authority RB, 5.00%, 08/01/26	320	352,629
State of Iowa RB, 4.00%, 06/01/26	95	100,394

		453,023

Kansas — 0.3%
State of Kansas Department of Transportation RB, 5.00%, 09/01/26 (Call 09/01/25)	475	511,842

Security	Par (000)	Value

Kentucky — 0.1%
Kentucky Infrastructure Authority RB, Series A, 5.00%, 02/01/26 (Call 02/01/25)	$100	$106,722

Louisiana — 0.9%
State of Louisiana Gasoline & Fuels Tax Revenue RB
Series B, 5.00%, 05/01/26	100	108,967
Series B, 5.00%, 05/01/26 (Call 05/01/25)	50	53,407
State of Louisiana GO
5.00%, 09/01/27 (Call 09/01/26)	100	109,463
Series A, 5.00%, 09/01/26	25	27,398
Series B, 5.00%, 08/01/26	435	476,046
Series B, 5.00%, 08/01/29 (Call 08/01/26)	200	217,864
State of Louisiana RB
5.00%, 09/01/26	95	104,112
Series A, 5.00%, 09/01/26	225	246,581

		1,343,838

Maine — 0.7%
Maine Municipal Bond Bank RB
5.00%, 11/01/26	250	276,544
5.00%, 11/01/29 (Call 11/01/26)	220	242,080
Series A, 5.00%, 09/01/29 (Call 09/01/26)	100	109,121
State of Maine GO
4.00%, 06/01/26	50	53,018
5.00%, 06/01/26	115	126,380
Series B, 5.00%, 06/01/26	205	225,286

		1,032,429

Maryland — 3.9%
City of Baltimore MD GO
Series A, 5.00%, 10/15/26	90	99,475
Series B, 5.00%, 10/15/26	135	149,212
City of Baltimore MD RB, 5.00%, 07/01/26	215	236,109
County of Anne Arundel MD GOL
5.00%, 10/01/26	235	259,763
5.00%, 10/01/26 (Call 10/01/25)	110	119,222
County of Baltimore MD GO
5.00%, 03/01/26	195	213,251
5.00%, 08/01/26 (Call 08/01/25)	80	86,414
County of Charles MD GO
4.00%, 10/01/26	50	53,084
5.00%, 10/01/26	500	553,129
County of Frederick MD, 5.00%, 08/01/26	200	220,200
County of Howard MD GO
5.00%, 08/15/26	150	165,543
Series D, 5.00%, 02/15/26	180	196,739
County of Montgomery MD GO
5.00%, 11/01/26	590	653,704
Series A, 4.00%, 12/01/26 (Call 12/01/24)	25	25,916
Series A, 5.00%, 11/01/26	80	88,638
County of Prince George’s MD GO, Series A, 5.00%, 09/15/26	235	259,753
County of Prince George’s MD GOL, Series A, 5.00%, 07/15/26	210	231,398
State of Maryland Department of Transportation RB
5.00%, 10/01/26	130	143,413
5.00%, 12/01/27 (Call 12/01/26)	110	121,356
5.00%, 10/01/28 (Call 10/01/26)	480	529,206
5.00%, 10/01/29 (Call 10/01/26)	215	236,343
State of Maryland GO
Series A, 5.00%, 08/01/26	200	220,478
Series B, 4.00%, 08/01/26	175	185,469
Series B, 5.00%, 08/01/26	475	523,636

S C H E D U L E O F I N V E S T M E N T S	73

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® iBonds® Dec 2026 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Maryland (continued)
Washington Suburban Sanitary Commission RB
5.00%, 06/01/26	$300	$329,809
5.00%, 06/01/26 (GTD)	100	109,936
5.00%, 06/01/27 (Call 06/01/26) (GTD)	100	109,826

		6,121,022

Massachusetts — 3.6%
City of Boston MA GO, Series B, 4.00%, 03/01/26	60	63,413
City of Cambridge MA GOL, Series B, 5.00%, 02/15/26	165	180,532
City of Cambridge MA RB, 5.00%, 02/15/26	195	213,356
Commonwealth of Massachusetts Federal Highway Grant Anticipation Note Revenue RB, Series A, 5.00%, 06/15/27 (Call 06/15/26)	205	224,538
Commonwealth of Massachusetts GO, Series C, 5.25%, 11/01/26 (AGM)	50	55,657
Commonwealth of Massachusetts GOL
5.00%, 04/01/26	100	109,112
Series A, 5.00%, 07/01/26	755	827,560
Series B, 5.00%, 01/01/26	20	21,719
Series B, 5.00%, 07/01/30 (Call 07/01/26)	100	108,811
Series C, 5.00%, 09/01/26	155	170,400
Series D, 5.00%, 07/01/26	150	164,416
Series HH, 5.00%, 12/01/26	300	331,249
Series I, 5.00%, 12/01/28 (Call 12/01/26)	100	110,032
Commonwealth of Massachusetts Transportation Fund Revenue RB, Series A, 5.00%, 06/01/26	180	197,592
Massachusetts Bay Transportation Authority RB
5.00%, 07/01/26 (Call 07/01/25)	150	161,324
Series A, 4.00%, 07/01/26	115	121,773
Series A, 5.00%, 07/01/26	215	236,109
Series B, 5.00%, 07/01/26 (Call 07/01/25)	335	360,291
Massachusetts Development Finance Agency RB, Series A, 5.00%, 10/15/26	205	227,220
Massachusetts School Building Authority RB
5.00%, 08/15/26 (Call 08/15/25)	320	345,508
Series A, 5.00%, 11/15/26 (Call 11/15/25)	90	97,593
Massachusetts State College Building Authority RB, 4.00%, 05/01/26 (Call 05/01/25) (ST INTERCEPT )	95	98,811
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue RB, 5.00%, 01/01/26	80	87,021
Massachusetts Water Resources Authority RB
5.00%, 08/01/26 ( 08/01/24)	15	15,866
5.00%, 08/01/26 (Call 08/01/24)	100	105,612
Series B, 5.25%, 08/01/26 (AGM)	350	388,150
Series C, 5.00%, 08/01/35 (PR 08/01/26)	200	219,969
University of Massachusetts Building Authority RB
5.00%, 05/01/26	175	191,247
5.00%, 11/01/26	150	165,389

		5,600,270

Michigan — 1.5%
Great Lakes Water Authority Water Supply System Revenue RB
5.00%, 07/01/27 (Call 07/01/26)	220	240,688
Series C, 5.00%, 07/01/26	110	118,854
Michigan Finance Authority RB
5.00%, 10/01/26	100	110,098
Series B, 5.00%, 10/01/28 (Call 10/01/26)	505	556,437
Series B, 5.00%, 10/01/29 (Call 10/01/26)	200	219,845
Michigan State Building Authority RB
5.00%, 10/15/29 (Call 10/15/26)	275	301,157
Series I, 5.00%, 04/15/26 (Call 10/15/25)	90	97,491

Security	Par (000)	Value

Michigan (continued)
Series I, 5.00%, 04/15/27 (Call 10/15/26)	$130	$142,995
State of Michigan RB, 5.00%, 03/15/26	385	417,063
University of Michigan RB, 5.00%, 04/01/26	45	49,276

		2,253,904

Minnesota — 1.2%
County of Hennepin MN GO
5.00%, 12/01/26	140	155,030
Series A, 5.00%, 12/01/26	125	138,419
Metropolitan Council GO, 5.00%, 12/01/26	170	188,794
Minneapolis-St Paul Metropolitan Airports Commission RB, 5.00%, 01/01/26	100	107,504
Minnesota Public Facilities Authority RB, Series A, 5.00%, 03/01/28 (Call 03/01/26)	135	147,429
State of Minnesota GO
5.00%, 08/01/26	145	159,897
Series B, 4.00%, 08/01/26	300	318,694
Series B, 4.00%, 08/01/26 (Call 08/01/24)	100	103,552
Series D, 5.00%, 08/01/26	255	281,327
Series D, 5.00%, 10/01/26	170	187,989
Series E, 3.00%, 08/01/26	100	102,305

		1,890,940

Mississippi — 0.4%
State of Mississippi GO
Series A, 5.00%, 10/01/26	115	126,865
Series B, 5.00%, 12/01/29 (Call 12/01/26)	210	232,353
Series C, 5.00%, 10/01/26 (Call 10/01/25)	220	237,768

		596,986

Missouri — 0.9%
City of Kansas City MO Water Revenue RB, Series A, 5.00%, 12/01/26	235	260,550
Metropolitan St Louis Sewer District RB, Series C, 5.00%, 05/01/27 (Call 05/01/26)	125	134,145
Missouri Highway & Transportation Commission RB
5.00%, 11/01/26	430	473,733
Series A, 5.00%, 05/01/26	110	120,169
Series A, 5.00%, 05/01/26 (Call 05/01/24)	100	105,022
Missouri State Board of Public Buildings RB, Series A, 4.00%, 04/01/26 (Call 04/01/24)	195	200,527
Missouri State Environmental Improvement & Energy Resources Authority RB, Series B, 5.00%, 07/01/26 (Call 07/01/25)	130	140,037

		1,434,183

Nebraska — 0.3%
Nebraska Public Power District RB
5.00%, 01/01/26	280	304,368
Series A, 5.00%, 01/01/29 (Call 01/01/26)	110	118,931
Series B, 5.00%, 01/01/29 (Call 01/01/26)	105	113,525

		536,824

Nevada — 2.3%
Clark County School District GOL
Series A, 5.00%, 06/15/26	145	157,625
Series E, 5.00%, 06/15/26	100	108,707
Clark County Water Reclamation District, 5.00%, 07/01/26	365	400,684
County of Clark NV GOL
5.00%, 11/01/26 (PR 11/01/24)	80	84,982
Series B, 5.00%, 11/01/26	100	110,260
Series B, 5.00%, 11/01/27 (Call 11/01/26)	230	252,879
Series B, 5.00%, 11/01/29 (Call 11/01/26)	290	317,302
County of Clark NV Passenger Facility Charge Revenue RB, Series C, 5.00%, 07/01/26	355	385,606

74	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® iBonds® Dec 2026 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Nevada (continued)
County of Clark NV RB, Series A, 5.00%, 07/01/26 (Call 07/01/24)	$340	$357,776
Las Vegas Valley Water District GOL
5.00%, 06/01/26	50	54,825
5.00%, 09/15/26 (Call 09/15/25)	105	113,547
5.00%, 06/01/27 (Call 06/01/26)	75	82,055
State of Nevada GO, Series D, 5.00%, 04/01/26 (Call 04/01/25)	45	48,227
State of Nevada GOL
Series A, 4.00%, 08/01/26 (Call 08/01/25)	60	62,902
Series B, 5.00%, 11/01/26 (Call 05/01/25)	105	112,563
State of Nevada Highway Improvement Revenue RB
5.00%, 12/01/26 (Call 06/01/26)	330	361,446
5.00%, 12/01/27 (Call 06/01/26)	150	163,261
5.00%, 12/01/28 (Call 06/01/26)	200	217,197
Washoe County School District/NV GOL, Series A, 5.00%, 06/01/26 (Call 06/01/25)	115	123,561

		3,515,405

New Hampshire — 0.1%
New Hampshire Municipal Bond Bank RB, 4.00%, 08/15/29 (Call 08/15/26)	100	104,822

New Jersey — 2.3%
County of Union New Jersey GO, 4.00%, 03/01/26	35	37,043
Essex County Improvement Authority RB, 5.50%, 10/01/26 (NPFGC GTD)	100	112,749
Monmouth County Improvement Authority (The) RB, 4.00%, 08/01/26	205	217,945
New Jersey Economic Development Authority RB
Series AAA, 5.00%, 06/15/26	100	107,445
Series B, 5.00%, 11/01/26 (SAP)	175	189,001
Series PP, 5.00%, 06/15/26 (Call 06/15/24)	150	156,572
Series XX, 4.25%, 06/15/26 (Call 06/15/25)	480	498,039
New Jersey Educational Facilities Authority RB, Series B, 5.00%, 07/01/26	325	357,855
New Jersey Transportation Trust Fund Authority RB
Series A, 5.00%, 06/15/26	330	354,569
Series A, 5.00%, 06/15/28 (Call 06/15/26)	400	431,016
Series A, 5.00%, 06/15/29 (Call 06/15/26)	80	85,873
Series A, 5.00%, 06/15/30 (Call 06/15/26)	105	112,057
Series AA, 4.25%, 06/15/26 (Call 06/15/25)	200	207,516
Series AA, 5.00%, 06/15/26 (Call 06/15/24)	100	104,381
Series AA, 5.00%, 06/15/26 (Call 06/15/25)	25	26,488
State of New Jersey GO, Series A, 5.00%, 06/01/26	565	609,958

		3,608,507

New Mexico — 0.5%
New Mexico Finance Authority RB, Series A, 5.00%, 06/15/26 (Call 06/15/24)	100	105,257
State of New Mexico GO, 5.00%, 03/01/26	260	284,235
State of New Mexico Severance Tax Permanent Fund RB, 5.00%, 07/01/26	315	345,927

		735,419

New York — 10.4%
City of New York NY GO
5.00%, 03/01/26	115	124,623
5.00%, 03/01/26 (Call 03/01/24)	225	235,412
5.00%, 08/01/26	300	327,426
5.00%, 08/01/26 (Call 08/01/24)	130	137,179
5.00%, 08/01/29 (Call 08/01/26)	255	276,393
Series A, 5.00%, 08/01/26	100	109,142

Security	Par (000)	Value

New York (continued)
Series A-1, 5.00%, 08/01/30 (Call 08/01/26)	$145	$156,863
Series B-1, 5.00%, 12/01/28 (Call 12/01/26)	50	54,688
Series B-1, 5.00%, 12/01/29 (Call 12/01/26)	200	217,854
Series C, 5.00%, 08/01/26	160	174,627
Series C, 5.00%, 08/01/27 (Call 02/01/26)	180	194,907
Series C, 5.00%, 08/01/28 (Call 02/01/26)	150	161,867
Series E, 5.00%, 08/01/30 (Call 08/01/26)	95	102,772
Series J9, 5.00%, 08/01/27 (Call 08/01/26)	305	333,138
County of Nassau NY GOL, 5.00%, 04/01/26	135	146,619
Hudson Yards Infrastructure Corp. RB, Series A, 5.00%, 02/15/26	205	223,443
Long Island Power Authority RB
Series A, 5.00%, 09/01/26	40	44,095
Series B, 5.00%, 09/01/26	195	214,963
Metropolitan Transportation Authority RB
4.00%, 11/15/26	100	105,632
Series B, 5.00%, 11/15/26	430	462,503
Series B-2, 5.00%, 11/15/26	125	137,343
Series C-1, 5.00%, 11/15/26	685	736,777
New York City Transitional Finance Authority Building Aid Revenue RB
5.00%, 07/15/26 (Call 01/15/26) (SAW)	60	64,829
Series S1, 5.00%, 07/15/26 (SAW)	255	278,848
Series S-2A, 5.00%, 07/15/26 (SAW)	360	393,668
New York City Transitional Finance Authority Future Tax Secured Revenue RB
5.00%, 11/01/26	130	143,047
5.00%, 08/01/27 (Call 08/01/26)	195	213,236
5.00%, 05/01/29 (Call 05/01/26)	200	216,984
Series B-1, 5.00%, 08/01/29 (Call 08/01/26)	300	326,796
Series C, 5.00%, 11/01/26 (Call 05/01/24)	145	152,108
Series E1, 4.00%, 02/01/26	185	194,311
Series E-1, 5.00%, 02/01/30 (Call 02/01/26)	150	161,811
Series F-3, 5.00%, 02/01/30 (Call 02/01/26)	135	145,630
New York City Water & Sewer System RB
5.00%, 06/15/26	60	65,640
5.00%, 06/15/26 (Call 06/15/25)	365	391,005
Series BB-2, 5.00%, 06/15/26 (Call 12/15/24)	130	138,446
Series DD, 5.00%, 06/15/26	465	508,711
Series GG-2, 5.00%, 06/15/26 (Call 12/15/24)	200	212,994
New York State Dormitory Authority RB
5.00%, 02/15/28 (Call 08/15/26)	145	158,172
Series A, 5.00%, 02/15/26 (Call 02/15/24)	130	135,715
Series A, 5.00%, 03/15/26	555	604,884
Series A, 5.00%, 03/15/26 (Call 03/15/24)	100	104,607
Series A, 5.00%, 03/15/28 (Call 09/15/26)	530	578,017
Series A, 5.00%, 02/15/29 (Call 08/15/26)	415	451,824
Series A, 5.00%, 03/15/29 (Call 09/15/26)	630	686,535
Series A1, 4.00%, 10/01/26	105	111,792
Series B, 5.00%, 10/01/28 (Call 04/01/26)	110	120,366
Series D, 5.00%, 02/15/28 (Call 08/15/26)	325	354,524
Series E, 5.00%, 03/15/26 (Call 09/15/25)	115	123,975
New York State Environmental Facilities Corp. RB
5.00%, 05/15/26 (Call 05/15/24)	105	110,452
5.00%, 06/15/29 (Call 06/15/26)	240	262,168
Series D, 5.00%, 09/15/26 (Call 03/15/25)	220	235,560
Series E, 5.00%, 06/15/26	50	54,967
New York State Thruway Authority RB
Series A, 5.00%, 01/01/26	125	135,195
Series A, 5.00%, 01/01/28 (Call 01/01/26)	140	151,316

S C H E D U L E O F I N V E S T M E N T S	75

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® iBonds® Dec 2026 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Series L, 5.00%, 01/01/26	$50	$54,169
New York State Urban Development Corp. RB
4.00%, 03/15/26	80	84,196
5.00%, 03/15/26	50	54,452
Series A, 5.00%, 03/15/26	280	304,931
Series A, 5.00%, 03/15/27 (Call 03/15/26)	190	206,333
Series A, 5.00%, 03/15/28 (Call 03/15/26)	480	518,692
Series A, 5.00%, 03/15/30 (Call 03/15/26)	170	183,186
Series E, 5.00%, 03/15/26	160	174,246
Port Authority of New York & New Jersey RB
5.00%, 07/15/26	100	109,895
5.00%, 09/01/26	110	121,166
5.00%, 09/01/26 (Call 09/01/24)	195	206,176
Series 189, 5.00%, 05/01/26 (Call 05/01/25)	160	170,904
Sales Tax Asset Receivable Corp. RB, Series A, 5.00%, 10/15/26 (PR 10/15/24)	295	313,456
Triborough Bridge & Tunnel Authority RB
Series B, 5.00%, 11/15/26	295	325,082
Series C-1, 5.00%, 11/15/26	315	347,121
Utility Debt Securitization Authority RB, Series A, 5.00%, 06/15/28 (Call 06/15/26)	250	273,910

		16,114,314

North Carolina — 1.9%
City of Charlotte NC Water & Sewer System Revenue RB,
5.00%, 07/01/26 (Call 07/01/25)	100	107,866
County of Buncombe NC RB, 5.00%, 06/01/26	70	76,898
County of Forsyth NC RB, Series A, 4.00%, 04/01/26	105	110,882
County of Orange NC GO, 5.00%, 08/01/26	300	331,355
County of Union NC, 5.00%, 09/01/26	150	165,941
County of Wake NC, 5.00%, 12/01/26	135	149,678
County of Wake NC GO, 5.00%, 03/01/26	170	186,172
North Carolina Capital Facilities Finance Agency RB, 5.00%, 10/01/26	185	203,925
North Carolina Municipal Power Agency No. 1 RB, Series A, 5.00%, 01/01/29 (Call 07/01/26)	100	108,451
State of North Carolina GO
5.00%, 06/01/27 (Call 06/01/26)	150	164,678
Series A, 5.00%, 06/01/26	260	286,153
Series A, 5.00%, 06/01/28 (Call 06/01/26)	150	164,869
Series C, 5.00%, 05/01/26	110	120,871
State of North Carolina RB
5.00%, 03/01/26	300	325,332
Series B, 5.00%, 06/01/26	175	191,889
Town of Cary NC, 5.00%, 09/01/26	170	187,845

		2,882,805

Ohio — 3.0%
American Municipal Power Inc. RB, 5.00%, 02/15/26	500	543,287
City of Cincinnati OH Water System Revenue RB, 5.00%, 12/01/29 (Call 12/01/26)	145	160,170
City of Columbus OH GO
Series 2, 5.00%, 07/01/26	185	203,240
Series A, 4.00%, 08/15/26 (Call 08/15/25)	315	330,191
City of Columbus OH Sewerage Revenue RB, 5.00%, 06/01/29 (Call 06/01/26)	150	164,111
County of Franklin OH GOL, 5.00%, 12/01/26 (Call 12/01/25)	65	70,775
County of Hamilton OH Sales Tax Revenue RB, Series A, 5.00%, 12/01/26	110	120,959
Ohio State University (The) RB, 5.00%, 12/01/26	45	49,687

Security	Par (000)	Value

Ohio (continued)
Ohio Water Development Authority RB
5.00%, 12/01/27 (Call 12/01/26)	$265	$292,965
5.00%, 06/01/28 (Call 12/01/26)	100	110,598
5.00%, 12/01/29 (Call 12/01/26)	100	110,507
Ohio Water Development Authority Water Pollution Control Loan Fund RB, 5.00%, 06/01/26	450	493,796
State of Ohio COP, 5.00%, 09/01/26	230	252,852
State of Ohio GO
5.00%, 06/15/26	260	285,080
5.00%, 09/15/26	100	110,141
Series A, 5.00%, 05/01/26	110	120,344
Series B, 4.00%, 09/01/26 (Call 03/01/24)	100	102,832
Series S, 5.00%, 05/01/26	150	164,225
Series S, 5.00%, 05/01/28 (Call 05/01/26)	100	109,165
Series S, 5.00%, 05/01/30 (Call 05/01/26)	100	108,927
Series U, 5.00%, 05/01/26	205	224,441
State of Ohio RB
5.00%, 12/15/28 (Call 06/15/26)	395	430,839
Series B, 5.00%, 10/01/26	110	121,108

		4,680,240

Oklahoma — 0.6%
Grand River Dam Authority RB
Series A, 5.00%, 06/01/26	275	299,867
Series A, 5.00%, 06/01/28 (Call 12/01/26)	110	120,710
Oklahoma Capitol Improvement Authority RB, 5.00%, 07/01/29 (Call 07/01/26)	150	164,105
Oklahoma Turnpike Authority RB, 5.00%, 01/01/26	175	190,357
Oklahoma Water Resources Board RB, 5.00%, 04/01/27 (Call 04/01/26)	175	191,287

		966,326

Oregon — 2.2%
City of Portland OR GOL, Series B, 5.00%, 06/15/26	150	164,901
City of Portland OR Sewer System Revenue RB
5.00%, 03/01/26	205	223,560
Series A, 5.00%, 05/01/27 (Call 05/01/26)	185	202,102
Series B, 5.00%, 10/01/26 (Call 10/01/24)	90	95,304
Multnomah County School District No. 1 Portland/OR GO, 5.00%, 06/15/26 (GTD)	265	290,889
Oregon State Lottery RB, Series C, 5.00%, 04/01/26 (Call 04/01/25) (MO)	495	529,628
Portland Community College District GO
5.00%, 06/15/26	150	164,593
5.00%, 06/15/28 (Call 06/15/26)	140	152,874
5.00%, 06/15/29 (Call 06/15/26)	145	158,038
Salem-Keizer School District No. 24J GO, Series B, 5.00%, 06/15/26 (GTD)	350	384,049
State of Oregon Department of Transportation RB
5.00%, 11/15/26	100	110,558
Series B, 5.00%, 11/15/26	180	199,004
State of Oregon GO
5.00%, 05/01/26	130	142,328
5.00%, 08/01/26 (Call 08/01/25)	125	134,840
5.00%, 06/01/29 (Call 06/01/26)	100	109,245
Series C, 5.00%, 06/01/26	65	71,273
Series G, 5.00%, 12/01/29 (Call 12/01/26)	145	159,906
Series O, 5.00%, 08/01/26 (Call 08/01/25)	70	75,624

		3,368,716

Pennsylvania — 2.5%
City of Philadelphia PA GO, Series A, 5.00%, 08/01/26	185	202,067

76	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® iBonds® Dec 2026 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pennsylvania (continued)
Commonwealth of Pennsylvania GO
5.00%, 09/15/29 (Call 09/15/26)	$125	$135,949
First Series, 5.00%, 09/15/26	225	247,133
First Series, 5.00%, 09/15/27 (Call 09/15/26)	180	197,161
Second Series, 5.00%, 09/15/26	360	395,413
Second Series, 5.00%, 09/15/28 (Call 09/15/26)	440	479,863
County of Bucks PA GO, 5.00%, 06/01/26	150	164,477
County of Chester PA GO, Series A, 4.00%, 07/15/27 (Call 07/15/26)	200	211,129
Delaware River Port Authority RB, Series B, 5.00%, 01/01/26	240	260,798
Pennsylvania State University (The) RB, 5.00%, 03/01/26	240	261,179
Pennsylvania Turnpike Commission RB
5.00%, 06/01/26	405	439,011
Series A 1, 5.00%, 12/01/26	150	165,352
Series A-1, 5.00%, 12/01/26 (Call 06/01/25)	100	107,414
Series A-2, 5.00%, 12/01/26	305	336,215
School District of Philadelphia (The) GOL, Series A, 5.00%, 09/01/26 (SAW)	100	108,568
University of Pittsburgh-of the Commonwealth System of Higher Education RB, 4.00%, 04/15/26 (Call 02/15/26)	150	157,337

		3,869,066

Rhode Island — 0.2%
Rhode Island Commerce Corp. RB, Series A, 5.00%, 06/15/26	115	124,593
Rhode Island Infrastructure Bank Water Pollution Control Revolving Fund RB, 5.00%, 10/01/26 (Call 10/01/25)	125	135,085

		259,678

South Carolina — 0.1%
South Carolina Public Service Authority RB, 5.00%, 12/01/26	200	218,841

Tennessee — 2.7%
City of Knoxville TN Electric System Revenue RB, Series HH, 5.00%, 07/01/26	190	208,024
City of Memphis TN GO, Series A, 5.00%, 04/01/26 (Call 04/01/25)	315	337,086
County of Blount TN Go, Series B, 5.00%, 06/01/26	75	82,238
County of Blount TN GO
5.00%, 06/01/28 (Call 06/01/26)	120	130,851
Series B, 5.00%, 06/01/27 (Call 06/01/26)	135	147,716
County of Montgomery TN GO, 5.00%, 04/01/26	140	152,811
County of Shelby TN GO, 5.00%, 04/01/26	250	273,267
County of Washington TN GO, Series A, 4.00%, 06/01/29 (Call 06/01/26)	150	156,983
County of Williamson TN GO, 5.00%, 04/01/26	120	131,403
Metropolitan Government of Nashville & Davidson County TN Electric Revenue RB, Series B, 5.00%, 05/15/26	405	443,724
Metropolitan Government of Nashville & Davidson County TN GO
4.00%, 01/01/28 (Call 07/01/26)	210	220,670
5.00%, 01/01/26	80	86,874
5.00%, 01/01/27 (Call 07/01/26)	175	191,331
Series C, 5.00%, 01/01/26	180	195,467
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue RB, Series B, 5.00%, 07/01/26	265	291,018
State of Tennessee GO
Series A, 5.00%, 08/01/26	165	182,175
Series A, 5.00%, 08/01/27 (Call 08/01/26)	100	110,106
Series A, 5.00%, 08/01/28 (Call 08/01/26)	190	209,008
Series B, 5.00%, 08/01/27 (Call 08/01/26)	130	143,137

Security	Par (000)	Value

Tennessee (continued)
Tennessee State School Bond Authority RB
5.00%, 11/01/26 (ST INTERCEPT)	$215	$236,100
Series B, 5.00%, 11/01/26	305	334,932

		4,264,921

Texas — 10.5%
Aldine Independent School District GO, 5.00%, 02/15/26 (PSF)	50	54,498
Allen Independent School District GO
5.00%, 02/15/26 (PSF)	120	130,479
5.00%, 02/15/27 (Call 02/15/26) (PSF)	100	109,110
Alvin Independent School District/TX GO, 5.00%, 02/15/27 (Call 02/15/26) (PSF)	225	245,073
Austin Community College District Public Facility Corp. RB, 5.00%, 08/01/26 (Call 08/01/25)	65	69,927
Austin Independent School District GO
5.00%, 08/01/26 (PSF)	100	109,604
5.00%, 08/01/28 (Call 08/01/26) (PSF)	90	98,644
Series A, 5.00%, 08/01/30 (Call 08/01/26) (PSF)	105	114,511
Series C, 5.00%, 08/01/26	100	109,815
Board of Regents of the University of Texas System
Series C, 5.00%, 08/15/26	140	153,908
Series J, 5.00%, 08/15/26	235	258,345
Board of Regents of the University of Texas System RB
5.00%, 08/15/27 (Call 08/15/26)	150	164,901
5.00%, 08/15/28 (Call 08/15/26)	100	109,891
City of Austin TX GOL
5.00%, 09/01/28 (Call 09/01/26)	220	241,102
5.00%, 09/01/29 (Call 09/01/26)	125	136,882
City of Austin TX RB, 5.00%, 09/01/26	125	137,420
City of Austin TX Water & Wastewater System Revenue RB, 5.00%, 11/15/26	260	286,747
City of Dallas TX Waterworks & Sewer System Revenue RB
Series A, 5.00%, 10/01/27 (Call 10/01/26)	140	154,444
Series A, 5.00%, 10/01/29 (Call 10/01/26)	170	187,390
City of Fort Worth TX GOL, 5.00%, 03/01/26	95	103,275
City of Fort Worth TX Water & Sewer System Revenue RB, 5.00%, 02/15/26 (Call 02/15/25)	115	123,019
City of Houston TX Airport System Revenue RB, 5.00%, 07/01/26	165	179,225
City of Houston TX Combined Utility System Revenue RB
5.00%, 11/15/26	135	148,645
Series B, 5.00%, 11/15/28 (Call 11/15/26)	100	109,480
Series D, 5.00%, 11/15/26 (Call 11/15/24)	50	52,954
City of Houston TX GOL, Series A, 5.00%, 03/01/26 (Call 03/01/24)	100	104,353
City of San Antonio TX Electric & Gas Systems Revenue RB
5.00%, 02/01/26 (Call 02/01/24)	125	130,516
5.00%, 02/01/30 (Call 08/01/26)	215	233,844
Series A, 5.00%, 02/01/26	125	135,213
City of San Antonio TX GOL
5.00%, 02/01/26 (Call 02/01/25)	200	213,445
5.00%, 08/01/26	205	225,469
Clear Creek Independent School District GO
Series A, 5.00%, 02/15/26 (Call 02/15/25) (PSF)	60	64,167
Series D, 5.00%, 02/15/26 (Call 02/15/24) (PSF)	70	73,278
Conroe Independent School District GO, 5.00%, 02/15/26 (PSF) .	150	163,552
County of Bexar TX GOL
5.00%, 06/15/26 (Call 06/15/24)	90	94,929
5.00%, 06/15/29 (Call 06/15/26)	250	274,858
County of Fort Bend TX GOL, Series B, 5.00%, 03/01/28 (Call 03/01/26)	120	130,772

S C H E D U L E O F I N V E S T M E N T S	77

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® iBonds® Dec 2026 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
County of Harris TX GO, Series A, 5.00%, 10/01/26	$120	$132,381
County of Harris TX RB, 5.00%, 08/15/26 (Call 08/15/25)	310	333,957
County of Travis TX GOL, 5.00%, 03/01/29 (Call 03/01/26)	210	228,371
Crowley Independent School District GO, Series A, 5.00%, 08/01/26 (Call 08/01/25) (PSF)	50	53,936
Cypress-Fairbanks Independent School District GO, 5.00%, 02/15/26 (PSF)	255	277,557
Dallas Area Rapid Transit RB
5.00%, 12/01/26	100	110,416
Series A, 5.00%, 12/01/26 (PR 12/01/24)	60	63,770
Series B, 5.00%, 12/01/28 (Call 12/01/26)	210	232,257
Dallas Fort Worth International Airport RB, Series A, 5.00%, 11/01/26	200	218,387
Dallas/Fort Worth International Airport RB, 5.00%, 11/01/26	160	174,710
Denton Independent School District GO
5.00%, 08/15/27 (Call 02/15/26) (PSF)	175	190,612
5.00%, 08/15/29 (Call 02/15/26) (PSF)	150	162,760
Keller Independent School District/TX GO
5.00%, 02/15/26 ( 02/15/25) (PSF)	70	74,790
5.00%, 02/15/26 (Call 02/15/25) (PSF)	80	85,511
Klein Independent School District GO, 5.00%, 08/01/26 (PSF)	75	82,298
Leander Independent School District GO
5.00%, 08/15/28 (Call 02/15/26) (PSF)	100	108,582
Series A, 5.00%, 08/15/27 (Call 08/15/26) (PSF)	100	109,934
Series C, 5.00%, 08/15/26 (PSF)	170	187,251
Lewisville Independent School District RB, 5.00%, 08/15/26 (PSF)	140	153,728
Lone Star College System GOL, 5.00%, 02/15/28 (Call 02/15/26)	235	255,168
Lower Colorado River Authority RB
5.00%, 05/15/26	225	244,261
5.00%, 05/15/26 (Call 05/15/24)	135	141,927
Series B, 5.00%, 05/15/26 (Call 05/15/25)	130	138,610
Mansfield Independent School District GO, Series B, 5.00%, 02/15/26 (PSF)	100	108,733
Metropolitan Transit Authority of Harris County Sales & Use Tax Revenue RB
5.00%, 11/01/27 (Call 11/01/26)	210	232,674
5.00%, 11/01/28 (Call 11/01/26)	165	182,816
5.00%, 11/01/29 (Call 11/01/26)	135	149,213
Series B, 5.00%, 11/01/26 (Call 11/01/25)	150	162,998
North East Independent School District/TX GO
4.00%, 08/01/27 (Call 08/01/26) (PSF)	150	158,602
4.00%, 08/01/30 (Call 08/01/26) (PSF)	150	156,878
North Texas Municipal Water District RB, 5.00%, 06/01/28 (Call 06/01/26)	200	218,814
North Texas Municipal Water District Water System Revenue RB, 5.00%, 09/01/30 (Call 09/01/26)	35	38,342
North Texas Tollway Authority RB
5.00%, 01/01/26	250	269,754
5.00%, 01/01/26 (Call 01/01/25)	115	121,638
5.00%, 01/01/28 (Call 01/01/26)	125	134,155
Series A, 5.00%, 01/01/26	50	54,187
Series A, 5.00%, 01/01/28 (Call 01/01/26)	120	129,048
Series B, 5.00%, 01/01/26 (Call 01/01/25)	125	132,645
Series B, 5.00%, 01/01/27 (Call 01/01/26)	150	161,364
Series B, 5.00%, 01/01/29 (Call 01/01/26)	190	203,505
Northside Independent School District GO, 4.00%, 08/15/26 (PSF)	190	201,131

Security	Par (000)	Value

Texas (continued)
Northside Independent School District RB, 5.00%, 08/15/26 (Call 08/15/25)	$130	$140,516
Northwest Independent School District GO, 5.00%, 02/15/29 (Call 02/15/26) (PSF)	230	251,231
Permanent University Fund - Texas A&M University System RB, Series A, 5.50%, 07/01/26 (Call 07/01/25)	210	229,188
Permanent University Fund - University of Texas System RB, 5.00%, 07/01/26 (Call 07/01/25)	225	242,372
Plano Independent School District GO
Series A, 5.00%, 02/15/28 (Call 02/15/26) (PSF)	150	163,212
Series A, 5.00%, 02/15/29 (Call 02/15/26)	100	108,620
San Antonio Independent School District/TX GO, 5.00%, 08/15/26 (PSF)	150	165,350
San Jacinto Community College District, 5.00%, 02/15/26 (Call 02/15/25)	150	160,334
State of Texas GO
5.00%, 04/01/26	110	120,152
5.00%, 10/01/26	150	165,344
5.00%, 04/01/29 (Call 04/01/26)	180	195,004
Series A, 5.00%, 04/01/29 (Call 04/01/26)	100	108,336
Series B-1, 5.00%, 08/01/27 (Call 08/01/26)	155	169,756
State of Texas GOL, 5.00%, 08/01/26 (Call 08/01/25)	100	107,807
Texas A&M University RB
4.00%, 05/15/27 (CALL 05/15/26)	100	105,944
4.00%, 05/15/28 (Call 05/15/26)	100	105,590
Series C, 5.00%, 05/15/26	75	82,050
Series E, 4.00%, 05/15/27 (Call 05/15/26)	100	105,944
Texas State University System RB, Series A, 5.00%, 03/15/26	70	76,314
Texas Transportation Commission State Highway Fund RB
5.25%, 04/01/26	95	104,498
Series A, 5.00%, 10/01/26	280	308,151
Series A, 5.00%, 10/01/30 (Call 10/01/26)	200	219,932
Texas Water Development Board RB
5.00%, 04/15/26 (Call 10/15/25)	90	97,802
Series A, 5.00%, 10/15/26	230	253,601
Series B, 5.00%, 04/15/26	70	76,489
Series B, 5.00%, 10/15/26	350	385,915

		16,260,808

Utah — 0.8%
Intermountain Power Agency, 5.00%, 07/01/26	55	60,188
State of Utah GO
5.00%, 07/01/26	660	727,546
Series B, 5.00%, 07/01/26	115	126,769
University of Utah (The) RB
5.00%, 08/01/28 (Call 08/01/26)	160	175,570
Series B-1, 5.00%, 08/01/26 (SAP)	100	109,773
Utah Transit Authority RB, Series A, 5.00%, 06/15/26 (PR 06/15/25)	65	70,039

		1,269,885

Vermont — 0.1%
Vermont Municipal Bond Bank RB, Series 4, 5.00%, 12/01/26	100	110,918

Virginia — 4.2%
City of Chesapeake VA GO, 5.00%, 08/01/26 (SAW)	120	132,389
City of Falls Church VA GO, Series B, 5.00%, 07/15/27 (Call 07/15/26)	175	192,317
City of Newport News VA GO, Series A, 4.00%, 08/01/26	180	190,992
City of Norfolk VA GO, Series B, 4.00%, 10/01/28 (Call 10/01/26)	185	194,826
City of Richmond VA GO, Series D, 5.00%, 03/01/26 (SAW)	60	65,616

78	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® iBonds® Dec 2026 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Virginia (continued)
City of Richmond VA Public Utility Revenue RB, 5.00%, 01/15/27 (Call 01/15/26)	$245	$266,521
City of Suffolk VA GO
5.00%, 02/01/26	80	87,402
5.00%, 02/01/26 (Call 02/01/25) (SAW)	225	240,559
Commonwealth of Virginia GO, 5.00%, 06/01/26	50	54,866
County of Arlington VA GO
5.00%, 08/15/26	40	44,145
Series A, 5.00%, 08/15/30 (PR 08/15/26)	160	176,457
County of Chesterfield VA GO, Series B, 5.00%, 01/01/26	185	201,777
County of Fairfax VA GO
Series A, 4.00%, 10/01/26	80	85,002
Series A, 4.00%, 10/01/26 (Call 04/01/26) (SAW)	160	169,354
County of Fairfax VA Sewer Revenue RB, Series A, 5.00%, 07/15/29 (Call 07/15/26)	230	252,278
County of Henrico VA GO, 5.00%, 08/01/26	100	110,027
County of Loudoun VA GO
5.00%, 12/01/26 (SAW)	95	105,155
Series A, 5.00%, 12/01/26	165	182,638
Series A, 5.00%, 12/01/26 (Call 12/01/25)	175	190,235
Hampton Roads Sanitation District RB, 5.00%, 08/01/27 (Call 08/01/26)	55	60,306
Prince William County Industrial Development Authority RB, 5.00%, 10/01/26	100	110,361
Virginia College Building Authority RB
5.00%, 02/01/29 (Call 02/01/26)	150	162,534
5.00%, 09/01/29 (Call 09/01/26) (ST INTERCEPT)	285	311,482
5.00%, 09/01/29 (PR 09/01/26) (ST INTERCEPT)	15	16,490
Series A, 5.00%, 02/01/26	160	173,966
Series A, 5.00%, 09/01/27 (Call 09/01/26) (ST INTERCEPT)	250	275,378
Series B, 5.00%, 09/01/26 (Call 09/01/25)	75	80,942
Virginia Commonwealth Transportation Board RB
5.00%, 05/15/26 (Call 05/15/24)	100	105,274
5.00%, 09/15/26	275	302,530
5.00%, 09/15/27 (Call 09/15/26)	200	220,021
Series A, 5.00%, 05/15/26	200	218,721
Virginia Public Building Authority RB
Series A, 5.00%, 08/01/26	115	125,803
Series B, 5.00%, 08/01/26	205	224,257
Series C, 4.00%, 08/01/26 (Call 08/01/24)	100	103,708
Virginia Public School Authority RB
5.00%, 08/01/26 (SAW)	215	236,194
Series B, 5.00%, 08/01/26	215	236,194
Virginia Resources Authority RB
5.00%, 11/01/26	110	121,532
5.00%, 11/01/26 (Call 11/01/25)	215	233,254
Series A, 5.00%, 11/01/26	300	331,450

		6,592,953

Washington — 4.5%
Central Puget Sound Regional Transit Authority RB
Series S-1, 5.00%, 11/01/26 (Put 11/01/25)	70	75,894
SERIES S-1, 5.00%, 11/01/26	225	248,587
City of Seattle WA Drainage & Wastewater Revenue RB, 5.00%, 07/01/26	120	131,782
City of Seattle WA GOL
4.00%, 04/01/28 (Call 04/01/26)	80	84,268
Series A, 5.00%, 06/01/26 (Call 06/01/25)	175	188,298
City of Seattle WA Municipal Light & Power Revenue RB
4.00%, 10/01/27 (Call 10/01/26)	100	105,909
4.00%, 04/01/29 (Call 04/01/26)	85	89,179

Security	Par (000)	Value

Washington (continued)
Series B, 5.00%, 04/01/26	$105	$114,567
Series B, 5.00%, 04/01/27 (Call 04/01/26)	105	114,485
Series B, 5.00%, 04/01/28 (Call 04/01/26)	105	114,445
City of Seattle WA Water System Revenue RB, 5.00%, 08/01/26	145	159,478
City of Spokane WA GO, 5.00%, 12/01/26	160	177,250
Clark County School District No. 37 Vancouver GO, 5.00%, 12/01/26 (GTD)	165	183,090
County of King WA GOL, 5.00%, 07/01/26 (Call 01/01/25)	160	170,680
County of King WA Sewer Revenue RB, Series B, 5.00%, 07/01/26	340	372,676
County of Pierce WA GOL, Series A, 5.00%, 07/01/26	85	93,345
County of Spokane WA GOL, 5.00%, 12/01/26	60	66,250
Energy Northwest RB
Series A, 5.00%, 07/01/26	740	811,119
Series C-1, 5.00%, 07/01/26 (Call 07/01/24)	215	226,287
King County School District No. 401 Highline GO, 5.00%, 12/01/28 (Call 12/01/26) (GTD)	165	182,037
King County School District No. 414 Lake Washington GO, 4.00%, 12/01/26 (Call 06/01/26) (GTD)	440	464,981
Pierce County School District No 10 Tacoma GO, 5.00%, 12/01/26 (Call 12/01/25) (GTD)	145	157,364
Pierce County School District No. 402 Franklin Pierce GO, 5.00%, 12/01/27 (Call 12/01/26) (GTD)	100	110,872
Port of Seattle WA RB
5.00%, 02/01/26	230	248,877
5.00%, 06/01/26	55	59,862
Port of Tacoma WA GOL, Series A, 5.00%, 12/01/29 (Call 12/01/26)	100	110,325
State of Washington GO
0.00%, 06/01/26 (AMBAC)(b)	100	89,297
5.00%, 07/01/26 (Call 01/01/26)	115	125,008
5.00%, 08/01/26	115	126,240
5.00%, 08/01/26 (Call 08/01/25)	80	86,298
5.00%, 08/01/27 (Call 08/01/26)	130	142,650
Series 2017-A, 5.00%, 08/01/30 (Call 08/01/26)	115	125,320
Series 2020-A, 5.00%, 08/01/26	140	153,682
Series B, 5.00%, 02/01/26 (Call 02/01/25)	175	186,861
Series B, 5.00%, 08/01/28 (Call 08/01/26)	100	109,436
Series B, 5.00%, 08/01/30 (Call 08/01/26)	235	256,089
Series C, 5.00%, 02/01/26	75	81,574
Series R, 5.00%, 08/01/28 (Call 08/01/26)	165	180,569
University of Washington RB
Series A, 5.00%, 12/01/26	225	248,028
Series A, 5.00%, 12/01/28 (Call 12/01/26)	140	153,757

		6,926,716

West Virginia — 0.7%
School Building Authority of West Virginia RB, Series A, 5.00%, 07/01/26 (Call 07/01/24)	145	152,926
State of West Virginia GO
5.00%, 06/01/26	100	109,651
5.00%, 12/01/26	110	121,709
Series A, 0.00%, 11/01/26 (NPFGC)(b)	100	88,808
Series B, 5.00%, 12/01/26	130	143,837
West Virginia Commissioner of Highways RB, Series A, 5.00%, 09/01/26	255	280,007
West Virginia Parkways Authority RB, 5.00%, 06/01/26	155	169,770

		1,066,708

S C H E D U L E O F I N V E S T M E N T S	79

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® iBonds® Dec 2026 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Wisconsin — 1.8%
State of Wisconsin Environmental Improvement Fund Revenue RB, Series A, 5.00%, 06/01/26	$95	$104,284
State of Wisconsin GO
4.00%, 05/01/26 (Call 05/01/24)	100	102,967
5.00%, 11/01/26	205	226,124
Series 1, 4.00%, 11/01/26 (Call 05/01/25)	190	197,455
Series 1, 5.00%, 05/01/26	75	81,993
Series 1, 5.00%, 11/01/26 (Call 05/01/25)	380	407,371
Series 3, 5.00%, 11/01/26	110	121,335
State of Wisconsin RB
Series A, 5.00%, 05/01/26	310	337,919
Series B, 5.00%, 05/01/28 (Call 05/01/26)	180	196,783
Wisconsin Department of Transportation RB
5.00%, 07/01/27 (Call 07/01/26)	300	329,454
5.00%, 07/01/28 (Call 07/01/26)	145	158,515
Series 1, 5.00%, 07/01/26 (Call 07/01/25)	290	312,207
Series 2, 5.00%, 07/01/26	95	104,446
WPPI Energy RB, Series A, 5.00%, 07/01/26 (Call 07/01/24)	35	36,853

		2,717,706

Total Municipal Debt Obligations — 98.5% (Cost: $162,809,621)		152,827,614

Security	Shares (000)	Value

Short-Term Investments

Money Market Funds — 0.4%
BlackRock Liquidity Funds: MuniCash, 0.25%(c)(d)	615	$615,378

Total Short-Term Investments — 0.4% (Cost: $615,316)		615,378

Total Investments in Securities — 98.9% (Cost: $163,424,937)		153,442,992

Other Assets, Less Liabilities — 1.1%		1,689,501

Net Assets — 100.0%		$155,132,493

(a)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(b)	Zero-coupon bond.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/22	Shares Held at 04/30/22 (000)	Income	Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds: MuniCash	$604,744	$10,603	(a)	$—	$(25)	$56	$615,378	615	$364	$—

(a)	Represents net amount purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Municipal Debt Obligations	$—	$152,827,614	$—	$152,827,614
Money Market Funds	615,378	—	—	615,378

	$615,378	$152,827,614	$—	$153,442,992

See notes to financial statements.

80	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) April 30, 2022	iShares® iBonds® Dec 2027 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Debt Obligations

Alabama — 1.9%
Alabama Federal Aid Highway Finance Authority RB
Series A, 5.00%, 09/01/27	$100	$112,008
Series A, 5.00%, 09/01/29 (PR 09/01/27)	100	112,008
Alabama Highway Finance Corp. RB, 5.00%, 08/01/27	130	145,090
Alabama Public School and College Authority RB, Series A, 5.00%, 11/01/27	300	336,537
City of Huntsville AL, 5.00%, 11/01/27 (CALL 05/01/27)	100	111,587
City of Huntsville AL GOL, Series A, 5.00%, 05/01/28 (Call 11/01/27)	60	67,469
State of Alabama GO
5.00%, 11/01/27	80	89,961
Series C, 5.00%, 08/01/27 (Call 08/01/26)	180	197,885
Water Works Board of the City of Birmingham (The) RB
5.00%, 01/01/32 (PR 01/01/27)	200	222,073
5.00%, 01/01/43 (PR 01/01/27)	250	277,592

		1,672,210

Alaska — 0.1%
State of Alaska GO, 5.00%, 08/01/27	115	128,648

Arizona — 2.0%
Arizona State University RB, Series B, 5.00%, 07/01/30 (Call 07/01/27)	145	161,262
City of Phoenix AZ GO, 5.00%, 07/01/27 (Call 07/01/26)	230	252,486
City of Phoenix Civic Improvement Corp. RB
5.00%, 07/01/27	140	156,058
5.00%, 07/01/27 (Call 07/01/26)	250	273,768
Series D, 5.00%, 07/01/29 (CALL 07/01/27)	185	202,946
Maricopa County Unified School District No. 48 Scottsdale GO, 5.00%, 07/01/28 (Call 07/01/27)	40	44,547
Maricopa County Union High School District No. 210-Phoenix GO, 5.00%, 07/01/27	110	122,899
Salt River Project Agricultural Improvement & Power District RB
5.00%, 01/01/27	55	60,891
Series A, 5.00%, 01/01/27	210	232,494
Series A, 5.00%, 01/01/29 (Call 01/01/27)	110	121,477
State of Arizona COP, Series A, 5.00%, 10/01/27	100	112,148

		1,740,976

California — 13.9%
Anaheim Housing & Public Improvements Authority RB, 5.00%, 10/01/27	200	223,333
California Health Facilities Financing Authority RB, 5.00%, 11/01/27	405	453,884
California Infrastructure & Economic Development Bank RB, 5.00%, 10/01/28 (Call 04/01/27)	185	205,333
California State Public Works Board RB
5.00%, 09/01/29 (Call 09/01/27)	165	183,078
5.00%, 10/01/30 (CALL 10/01/27)	125	138,453
Series C, 5.00%, 03/01/28 (Call 03/01/27)	70	77,317
Series G, 5.00%, 10/01/31 (Call 10/01/27)	235	259,795
California State University RB
Series A, 5.00%, 11/01/27 (Call 11/01/25)	95	102,602
Series A, 5.00%, 11/01/27 (Call 05/01/26)	150	163,688
Series A, 5.00%, 11/01/30 (Call 05/01/27)	100	110,355
City of Foster City CA GO, 4.00%, 08/01/30 (Call 08/01/27)	100	105,172
City of Los Angeles Department of Airports RB
5.00%, 05/15/27	100	110,760
Series C, 5.00%, 05/15/27	225	248,430

Security	Par (000)	Value

California (continued)
City of San Francisco CA Public Utilities Commission Water Revenue RB
5.00%, 11/01/27	$125	$140,020
5.00%, 11/01/27 (Call 05/01/25)	50	53,497
5.00%, 11/01/27 (Call 11/01/26)	120	132,204
Series D, 5.00%, 11/01/30 (Call 11/01/27)	220	244,887
Coast Community College District GO, Series D, 5.00%, 08/01/28 (Call 08/01/27)	120	133,804
Contra Costa Transportation Authority RB, Series A, 5.00%, 03/01/27 (Call 03/01/25)	110	117,656
County of Santa Clara CA GO, Series C, 5.00%, 08/01/31 (Call 08/01/27)	195	216,222
East Bay Municipal Utility District Wastewater System Revenue RB, Series A, 5.00%, 06/01/28 (Call 06/01/27)	130	144,863
East Bay Municipal Utility District Water System Revenue RB, Series B, 5.00%, 06/01/27	60	67,102
Los Angeles County Metropolitan Transportation Authority RB
5.00%, 07/01/30 (CALL 07/01/27)	125	138,700
Series A, 5.00%, 06/01/27	255	284,155
Series A, 5.00%, 07/01/29 (Call 07/01/27)	160	177,944
Los Angeles Department of Water & Power Power System Revenue RB, 5.00%, 07/01/31 (CALL 01/01/27)	65	71,124
Los Angeles Department of Water & Power RB, 5.00%, 07/01/27	300	334,410
Los Angeles Department of Water & Power System Revenue RB, Series C, 5.00%, 07/01/28 (Call 07/01/27)	225	249,775
Los Angeles Department of Water RB, Series A, 5.00%, 07/01/30 (Call 01/01/27)	145	159,260
Los Angeles Unified School District/CA GO
Series A, 5.00%, 07/01/27	175	194,715
Series B1, 5.00%, 07/01/27	60	66,760
Metropolitan Water District of Southern California RB, Series C, 5.00%, 10/01/27	55	61,829
Modesto Irrigation District RB, Series A, 5.00%, 10/01/27 (CALL 10/01/25)	40	43,078
Mountain View Los Altos Union High School District/CA GO, Series C, 0.00%, 08/01/27(a)	150	128,405
Municipal Improvement Corp. of Los Angeles RB, Series B, 5.00%, 11/01/27 (Call 11/01/26)	190	208,731
Newport Mesa Unified School District GO, 0.00%, 08/01/27 (NPFGC)(a)	215	184,618
Palo Alto Unified School District GO, 0.00%, 08/01/27(a)	130	111,399
Riverside County Transportation Commission RB
5.00%, 06/01/31 (CALL 12/01/27)	280	310,177
Series B, 5.00%, 06/01/28 (Call 12/01/27)	105	117,811
San Diego County Regional Airport Authority RB, 5.00%, 07/01/27	100	109,797
San Diego Unified School District/CA GO, Series J, 5.00%, 07/01/29 (Call 07/01/27)	100	111,062
San Francisco Bay Area Rapid Transit District Sales Tax Revenue RB, Series A, 5.00%, 07/01/29 (Call 07/01/27)	100	111,062
San Francisco City & County Airport Commission San Francisco International Airport RB
5.00%, 05/01/27 (Call 05/01/26)	140	151,476
Series D, 5.00%, 05/01/27 (Call 05/01/26)	100	108,197
San Jose Unified School District GO
5.00%, 08/01/27	95	106,027
Series C, 0.00%, 08/01/27 (NPFGC)(a)	95	80,695
San Mateo County Community College District GO
Series A, 0.00%, 09/01/27 (NPFGC)(a)	320	274,739
Series B, 0.00%, 09/01/27 (NPFGC)(a)	100	85,856

S C H E D U L E O F I N V E S T M E N T S	81

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® iBonds® Dec 2027 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
San Mateo Union High School District GO, Series C, 0.00%, 09/01/27 (NPFGC)(a)	$170	$146,032
Santa Monica Public Financing Authority RB, 5.00%, 07/01/31 (Call 07/01/27)	45	49,749
Southern California Public Power Authority RB, Series C, 5.00%, 07/01/27 (Call 01/01/25)	70	74,393
State of California Department of Water Resources RB, Series AX, 5.00%, 12/01/31 (Call 12/01/27)	125	139,290
State of California GO
4.00%, 08/01/27 (Call 08/01/26)	35	36,918
5.00%, 04/01/27	200	221,981
5.00%, 08/01/27	130	145,022
5.00%, 11/01/27	200	223,923
5.00%, 12/01/27	295	330,667
5.00%, 08/01/28 (Call 08/01/27)	255	283,673
5.00%, 11/01/28 (Call 11/01/27)	325	362,818
5.00%, 08/01/29 (Call 08/01/27)	200	222,282
5.00%, 08/01/30 (Call 08/01/27)	500	553,900
5.00%, 11/01/30 (Call 11/01/27)	195	216,744
5.00%, 11/01/31 (Call 11/01/27)	265	293,553
Series C, 5.00%, 08/01/27 (Call 08/01/26)	180	197,668
University of California RB
5.00%, 05/15/30 (CALL 05/15/27)	155	171,371
Series AY, 5.00%, 05/15/30 (Call 05/15/27)	245	270,877
Series I, 5.00%, 05/15/27 (Call 05/15/25)	240	257,198
West Valley-Mission Community College District GO, Series B, 5.00%, 08/01/27 (Call 08/01/25)	45	48,440
Western Municipal Water District Facilities Authority RB, 5.00%, 10/01/27	175	195,790

		12,056,546

Colorado — 0.9%
City & County of Denver Co. Airport System Revenue RB, Series B, 5.00%, 12/01/27	45	49,728
City & County of Denver Co. GO, 5.00%, 08/01/27	55	61,556
City of Colorado Springs Co. Utilities System Revenue RB, 5.00%, 11/15/27	300	336,226
Denver City & County School District No. 1 GO, Series B, 4.00%, 12/01/27 (SAW)	200	214,735
State of Colorado COP, Series K, 5.00%, 03/15/27	100	111,198

		773,443

Connecticut — 1.4%
City of Danbury CT GO, 5.00%, 11/01/27 (CALL 11/01/26)	50	55,152
State of Connecticut Clean Water Fund - State Revolving Fund RB, Series A, 5.00%, 05/01/29 (Call 05/01/27)	150	165,828
State of Connecticut GO
Series A, 5.00%, 04/15/29 (Call 04/15/27)	225	247,364
Series B, 4.00%, 06/01/27	100	105,823
Series F, 5.00%, 11/15/27 (Call 11/15/25)	180	193,914
State of Connecticut Special Tax Revenue RB
5.00%, 09/01/27 (Call 09/01/26)	185	202,190
Series A, 5.00%, 01/01/27	105	115,616
Series B, 5.00%, 10/01/27	100	111,346

		1,197,233

Delaware — 0.2%
Delaware Transportation Authority RB
5.00%, 07/01/27	100	111,675
5.00%, 07/01/27 (Call 07/01/26)	65	71,436

		183,111

Security	Par (000)	Value

District of Columbia — 1.5%
District of Columbia GO
Series A, 5.00%, 10/15/27	$100	$112,105
Series D, 5.00%, 06/01/27	100	111,484
Series E, 5.00%, 06/01/27 (Call 12/01/26)	225	247,110
District of Columbia RB
Series A, 5.00%, 03/01/27	160	177,645
Series C, 5.00%, 05/01/27	50	55,671
Series C, 5.00%, 10/01/27	150	168,061
District of Columbia Water & Sewer Authority RB
Series A, 5.00%, 10/01/27 (Call 10/01/25)	55	59,662
Series B, 5.00%, 10/01/27	50	56,101
Metropolitan Washington Airports Authority Aviation Revenue RB, 5.00%, 10/01/27	125	138,718
Washington Metropolitan Area Transit Authority RB
5.00%, 07/01/27	50	55,659
Series A-1, 5.00%, 07/01/29 (Call 07/01/27)	100	110,503

		1,292,719

Florida — 3.3%
County of Miami-Dade FL Aviation Revenue RB, 5.00%, 10/01/27 (Call 10/01/26)	125	135,686
County of Miami-Dade FL GO, Series A, 5.00%, 07/01/27	100	111,215
County of Miami-Dade FL Water & Sewer System Revenue RB, Series B, 5.00%, 10/01/27	170	189,108
Florida Department of Environmental Protection RB
Series A, 5.00%, 07/01/27	185	206,409
Series A, 5.00%, 07/01/27 (Call 07/01/26)	100	109,777
Florida Department of Management Services RB, Series A, 3.00%, 09/01/31 (Call 09/01/27)	100	99,070
Hillsborough County Aviation Authority RB, 5.00%, 10/01/27	200	221,208
Hillsborough County School Board COP, Series B, 5.00%, 07/01/27	30	32,849
Orlando Utilities Commission RB, 5.00%, 10/01/27	140	156,707
Palm Beach County School District COP
Series A, 5.00%, 08/01/27	85	93,683
Series B, 5.00%, 08/01/27	115	126,747
School Board of Miami-Dade County (The) GO, 5.00%, 03/15/27	45	49,930
State of Florida Department of Transportation RB, 5.00%, 07/01/27	100	111,215
State of Florida Department of Transportation Turnpike System RB
Series A, 5.00%, 07/01/27	220	245,798
Series A, 5.00%, 07/01/29 (Call 07/01/27)	50	55,582
State of Florida GO
5.00%, 07/01/28 (CALL 07/01/27)	225	251,154
Series A, 5.00%, 07/01/27	60	67,344
Series B, 5.00%, 06/01/30 (Call 06/01/27)	65	71,942
Series C, 5.00%, 06/01/27	125	139,860
Series D, 5.00%, 06/01/27	65	72,727
State of Florida Lottery Revenue RB
5.00%, 07/01/27 (CALL 07/01/26)	115	126,100
Series A, 5.00%, 07/01/27	138	154,041

		2,828,152

Georgia — 2.2%
City of Atlanta GA Department of Aviation RB, Series A, 5.00%, 07/01/27	185	203,963
City of Atlanta GA Water & Wastewater Revenue RB
Series A, 5.00%, 11/01/31 (Call 11/01/27)	125	138,244
Series B, 5.00%, 11/01/29 (Call 11/01/27)	85	94,887
Series C, 5.00%, 11/01/28 (Call 11/01/27)	155	173,484

82	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® iBonds® Dec 2027 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Georgia (continued)
County of Columbia GA GO, 5.00%, 01/01/27	$20	$22,254
Georgia Ports Authority RB, 5.00%, 07/01/27	200	223,145
Georgia State Road & Tollway Authority RB, 5.00%, 06/01/27	175	194,304
Metropolitan Atlanta Rapid Transit Authority RB
Series A, 5.25%, 07/01/27 (NPFGC)	100	112,464
Series D, 4.00%, 07/01/27	80	84,979
State of Georgia GO
5.00%, 07/01/28 (Call 01/01/27)	280	310,144
Series C, 5.00%, 07/01/29 (Call 07/01/27)	210	234,095
Series F, 5.00%, 07/01/27 (Call 01/01/27)	75	83,341

		1,875,304

Hawaii — 1.7%
City & County Honolulu HI Wastewater System Revenue RB
5.00%, 07/01/27 (CALL 07/01/26)	240	262,470
Series A, 5.00%, 07/01/27 (Call 07/01/25)	145	155,737
City & County of Honolulu HI GO
Series B, 5.00%, 10/01/27 (Call 10/01/25)	100	107,864
Series C, 4.00%, 08/01/27	220	234,822
Series D, 5.00%, 09/01/31 (Call 09/01/27)	80	88,681
State of Hawaii GO
5.00%, 10/01/27	120	134,256
Series FE, 5.00%, 10/01/27 (Call 10/01/26)	100	109,835
Series FH, 5.00%, 10/01/27 (Call 10/01/26)	75	82,376
Series FK, 5.00%, 05/01/28 (Call 05/01/27)	140	155,118
Series FN, 5.00%, 10/01/30 (Call 10/01/27)	160	177,984

		1,509,143

Idaho — 0.3%
Idaho Housing & Finance Association RB, Series A, 5.00%, 07/15/27	200	222,759

Illinois — 3.6%
Chicago O’Hare International Airport RB
Series A, 5.00%, 01/01/28 (Call 01/01/27)	100	108,908
Series B, 5.00%, 01/01/27 (Call 01/01/25)	100	105,404
Chicago Transit Authority Capital Grant Receipts Revenue RB, 5.00%, 06/01/27	100	108,750
Illinois Finance Authority RB
5.00%, 07/01/27	150	166,211
5.00%, 07/01/29 (Call 01/01/27)	320	353,092
Illinois State Toll Highway Authority RB
Series B, 5.00%, 01/01/27	210	230,748
Series B, 5.00%, 01/01/27 (Call 07/01/26)	125	137,013
Metropolitan Water Reclamation District of Greater Chicago GO, 5.00%, 12/01/27 (CALL 12/01/26)	145	158,987
Sales Tax Securitization Corp. RB, 5.00%, 01/01/27	110	119,213
State of Illinois GO
5.00%, 06/01/27 (Call 06/01/26)	100	106,424
Series A, 5.00%, 03/01/27	160	171,966
Series A, 5.00%, 12/01/27	400	431,836
Series B, 5.00%, 09/01/27	140	150,896
Series D, 5.00%, 11/01/27	450	485,573
Series D, 5.00%, 11/01/28 (Call 11/01/27)	100	107,387
State of Illinois Sales Tax Revenue RB, Series C, 5.00%, 06/15/27	200	213,850

		3,156,258

Indiana — 1.0%
Indiana Finance Authority RB
5.00%, 10/01/27	50	55,860
Series C, 5.00%, 06/01/27 (Call 12/01/26)	290	321,132

Security	Par (000)	Value

Indiana (continued)
Indiana University RB, 5.00%, 08/01/29 (CALL 08/01/27)	$110	$122,214
Indianapolis Local Public Improvement Bond Bank RB, Series A, 5.00%, 01/15/29 (Call 01/15/27)	325	359,444

		858,650

Iowa — 0.1%
Iowa Finance Authority, 5.00%, 08/01/27 (Call 08/01/25)	65	70,012

Kansas — 0.7%
County of Johnson KS GO, 5.00%, 09/01/27	140	156,590
State of Kansas Department of Transportation RB
5.00%, 09/01/27 (Call 09/01/25)	125	134,612
Series A, 5.00%, 09/01/28 (Call 09/01/27)	275	306,283

		597,485

Kentucky — 0.2%
Louisville/Jefferson County Metropolitan Government GO, 5.00%, 04/01/27	150	166,852

Louisiana — 0.7%
State of Louisiana Gasoline & Fuels Tax Revenue RB, Series B, 5.00%, 05/01/27	70	77,663
State of Louisiana GO
Series A, 5.00%, 03/01/27	75	82,876
Series B, 5.00%, 08/01/27 (Call 08/01/26)	250	273,274
Series B, 5.00%, 10/01/27	80	89,162
State of Louisiana RB, 5.00%, 09/01/27	100	111,323

		634,298

Maine — 0.4%
Maine Municipal Bond Bank RB
5.00%, 11/01/27	145	163,054
5.00%, 11/01/27 (Call 11/01/26)	200	220,609

		383,663

Maryland — 4.2%
City of Baltimore MD GO, Series A, 5.00%, 10/15/27	45	50,569
City of Baltimore MD RB, Series B, 5.00%, 07/01/31 (Call 01/01/27)	100	109,590
County of Anne Arundel MD GOL
5.00%, 10/01/27	125	140,521
5.00%, 10/01/29 (Call 10/01/27)	155	173,638
County of Baltimore MD GO
5.00%, 03/01/27	105	116,983
5.00%, 08/01/27	190	213,143
County of Howard MD GO, Series B, 5.00%, 02/15/28 (Call 02/15/27)	175	194,433
County of Montgomery MD GO
4.00%, 11/01/28 (CALL 11/01/27)	55	58,764
Series A, 5.00%, 11/01/27	185	208,338
Series C, 5.00%, 10/01/27	100	112,471
County of Prince George’s MD GOL, Series A, 5.00%, 07/15/27	415	465,224
State of Maryland Department of Transportation RB
4.00%, 09/01/27	55	58,855
5.00%, 10/01/27	310	347,659
5.00%, 10/01/27 (Call 10/01/26)	65	71,718
5.00%, 12/01/27 (Call 12/01/26)	100	110,324
5.00%, 09/01/30 (Call 09/01/27)	115	127,724
State of Maryland GO
Second Series, 5.00%, 08/01/27	200	224,361
Series A, 5.00%, 03/15/27	300	334,467
Series A, 5.00%, 03/15/28 (Call 03/15/27)	100	111,255
Series A, 5.00%, 08/01/29 (CALL 08/01/27)	225	251,032

S C H E D U L E O F I N V E S T M E N T S	83

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® iBonds® Dec 2027 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Maryland (continued)
Washington Suburban Sanitary Commission RB
3.00%, 06/01/27 (GTD)	$75	$76,588
5.00%, 06/15/28 (Call 06/15/27) (GTD)	60	67,028

		3,624,685

Massachusetts — 2.5%
City of Boston MA GO, Series A, 5.00%, 05/01/27	40	44,776
Commonwealth of Massachusetts GOL
5.00%, 01/01/27	115	127,158
Series B, 5.00%, 07/01/27	45	50,162
Series C, 5.00%, 05/01/27	195	216,828
Series D, 5.00%, 07/01/27	80	89,176
Series E, 5.00%, 11/01/27	180	201,628
Series G, 5.00%, 09/01/27	230	257,011
Commonwealth of Massachusetts Transportation Fund Revenue RB, Series A, 5.00%, 06/01/30 (Call 12/01/27)	100	111,342
Massachusetts Bay Transportation Authority RB
Series A, 5.00%, 07/01/27	405	451,455
Series A-2, 5.00%, 07/01/28 (Call 07/01/27)	100	110,826
Massachusetts Clean Water Trust (The) RB, 5.25%, 08/01/27	20	22,712
Massachusetts School Building Authority RB, Series C, 5.00%, 08/15/27 (Call 08/15/25)	245	264,429
Massachusetts Water Resources Authority RB, Series B, 5.00%, 08/01/29 (Call 08/01/27)	135	150,269
University of Massachusetts Building Authority RB, 5.00%, 11/01/27	60	66,884

		2,164,656

Michigan — 1.5%
Michigan Finance Authority RB, 5.00%, 12/01/28 (CALL 06/01/27)	190	207,652
Michigan State Building Authority RB, 5.00%, 10/15/27	345	387,507
State of Michigan RB, 5.00%, 03/15/27	220	242,199
State of Michigan Trunk Line Revenue RB, Series B, 5.00%, 11/15/27	185	208,252
University of Michigan RB, Series A, 5.00%, 04/01/29 (Call 04/01/27)	75	83,559
Wayne County Airport Authority RB, 5.00%, 12/01/27 (CALL 12/01/25)	200	214,007

		1,343,176

Minnesota — 1.1%
County of Hennepin MN GO, 5.00%, 12/01/27	205	230,578
State of Minnesota GO
Series A, 5.00%, 10/01/28 (Call 10/01/27)	160	178,837
Series A, 5.00%, 10/01/31 (Call 10/01/27)	100	111,080
Series D, 5.00%, 08/01/27 (Call 08/01/26)	235	258,564
Series D, 5.00%, 10/01/27	50	56,155
University of Minnesota RB, Series B, 5.00%, 12/01/29 (Call 12/01/27)	130	145,297

		980,511

Mississippi — 0.3%
State of Mississippi GO
Series A, 5.00%, 10/01/28 (Call 10/01/27)	150	167,667
Series C, 5.00%, 10/01/27 (PR 10/01/25)	90	97,568

		265,235

Missouri — 0.5%
Metropolitan St Louis Sewer District RB, Series A, 5.00%, 05/01/28 (Call 05/01/27)	160	177,593
Missouri State Board of Public Buildings GO, 5.00%, 10/01/27	245	272,799

		450,392

Security	Par (000)	Value

Nebraska — 0.6%
City of Lincoln NE Electric System Revenue RB, 5.00%, 09/01/27 (Call 03/01/27)	$105	$116,428
Nebraska Public Power District RB
Series A, 5.00%, 01/01/27 (Call 01/01/26)	135	146,403
Series B, 5.00%, 01/01/28 (Call 01/01/27)	50	55,194
Omaha Public Power District RB, Series A, 5.00%, 02/01/30 (Call 12/01/27)	90	100,190
University of Nebraska Facilities Corp. RB, 5.00%, 07/15/27	75	83,265

		501,480

Nevada — 2.6%
Clark County School District GOL, Series C, 5.00%, 06/15/27 (Call 12/15/25)	165	177,368
County of Clark NV, 5.00%, 07/01/27	150	166,746
County of Clark NV GOL
4.00%, 11/01/31 (Call 11/01/27)	125	132,025
5.00%, 06/01/27	25	27,833
5.00%, 11/01/27	145	162,423
Series B, 5.00%, 11/01/27 (Call 11/01/26)	50	54,974
County of Clark NV Passenger Facility Charge RB, Series C, 5.00%, 07/01/27	160	176,401
County of Clark NV RB
5.00%, 07/01/27	155	172,412
5.00%, 07/01/30 (Call 07/01/27)	25	27,626
County of Washoe NV RB, 5.00%, 02/01/27	35	38,590
Las Vegas Valley Water District GO, 5.00%, 06/01/27	140	156,218
Las Vegas Valley Water District GOL
5.00%, 02/01/29 (Call 02/01/27)	60	66,071
Series A, 5.00%, 06/01/27 (Call 06/01/25)	50	53,676
State of Nevada GOL
5.00%, 08/01/27	150	168,114
Series D, 5.00%, 04/01/27 (Call 04/01/25)	125	133,526
State of Nevada Highway Improvement Revenue RB
5.00%, 12/01/27	100	112,146
5.00%, 12/01/27 (Call 06/01/26)	270	293,869
Washoe County School District/NV GOL, 5.00%, 04/01/27	100	110,942

		2,230,960

New Hampshire — 0.3%
State of New Hampshire GO
Series B, 4.00%, 12/01/30 (Call 12/01/27)	120	126,224
Series D, 5.00%, 12/01/27	115	129,795

		256,019

New Jersey — 1.6%
New Jersey Economic Development Authority RB
5.00%, 06/15/27	70	75,912
Series A, 4.00%, 11/01/27 (SAP)	185	192,161
Series A, 5.00%, 11/01/27	145	157,861
New Jersey Turnpike Authority RB
Series A, 5.00%, 01/01/29 (Call 01/01/27)	175	191,248
Series A, 5.25%, 01/01/27 (AGM)	350	392,621
State of New Jersey GO
5.00%, 06/01/27	10	10,939
5.00%, 06/01/27 (Call 06/01/25)	45	47,786
Series A, 5.00%, 06/01/27	325	355,515

		1,424,043

New Mexico — 0.6%
New Mexico Finance Authority RB, Series A, 5.00%, 06/01/27	35	39,055
State of New Mexico GO, 5.00%, 03/01/27	150	166,974

84	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® iBonds® Dec 2027 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New Mexico (continued)
State of New Mexico Severance Tax Permanent Fund RB, 5.00%, 07/01/27	$270	$301,661

		507,690

New York — 11.4%
City of New York NY GO
Series 1, 5.00%, 08/01/27	180	199,311
Series 1, 5.00%, 08/01/29 (Call 08/01/27)	295	325,588
Series A, 5.00%, 08/01/27	140	155,020
Series A, 5.00%, 08/01/28 (Call 08/01/27)	335	370,595
Series C, 5.00%, 08/01/27 (Call 02/01/26)	15	16,242
Hudson Yards Infrastructure Corp. RB
Series A, 5.00%, 02/15/27	275	304,960
Series A, 5.00%, 02/15/29 (Call 02/15/27)	150	165,205
Long Island Power Authority RB, Series A, 5.00%, 09/01/27	100	112,008
Metropolitan Transportation Authority RB
Series A-2, 5.00%, 11/15/27 (Call 11/15/26)	25	26,840
Series B-2, 5.00%, 11/15/27 (CALL 11/15/26)	180	195,851
Series C-1, 5.00%, 11/15/27	250	270,392
Series C-1, 5.00%, 11/15/27 (Call 11/15/25)	70	74,255
Series D, 5.00%, 11/15/27 (Call 11/15/26)	55	59,039
New York City Municipal Water Finance Authority RB, 5.00%, 06/15/27 (Call 12/15/25)	225	242,993
New York City Transitional Finance Authority Building Aid Revenue RB
Series B-1, 5.00%, 07/15/27 (SAW)	100	110,917
Series S-3, 5.00%, 07/15/27 (SAW)	245	271,748
Series S-4A, 5.00%, 07/15/27 (SAW)	130	144,193
New York City Transitional Finance Authority Future Tax Secured Revenue RB
5.00%, 11/01/29 (Call 11/01/27)	100	110,293
Series B-1, 5.00%, 08/01/28 (Call 08/01/27)	190	209,409
Series B-1, 5.00%, 08/01/29 (Call 08/01/27)	215	236,413
Series C, 5.00%, 11/01/27 (Call 05/01/25)	250	267,484
Series C, 5.00%, 11/01/29 (Call 05/01/27)	220	241,168
New York City Water & Sewer System RB
5.00%, 06/15/27 (CALL 06/15/25)	125	133,751
Series AA, 5.00%, 06/15/27	355	395,095
Series BB-2, 5.00%, 06/15/31 (Call 06/15/27)	105	116,223
Series FF, 5.00%, 06/15/27 (Call 06/15/25)	80	85,601
New York State Dormitory Authority RB
5.00%, 03/15/27	100	110,956
5.00%, 07/01/27	225	249,546
5.00%, 03/15/30 (CALL 03/15/27)	170	186,991
Series A, 5.00%, 02/15/27 (Call 08/15/26)	135	147,550
Series A, 5.00%, 03/15/27	180	199,287
Series A, 5.00%, 07/01/27 (Call 07/01/25)	200	214,747
Series A, 5.00%, 02/15/29 (Call 02/15/27)	310	339,820
Series A, 5.00%, 02/15/30 (Call 02/15/27)	160	175,016
Series B, 5.00%, 02/15/27 (Call 02/15/25)	125	133,159
Series B, 5.00%, 03/15/27 (Call 09/15/25)	335	359,128
Series B, 5.00%, 02/15/31 (Call 08/15/27)	250	275,285
Series E, 5.00%, 03/15/27	100	110,956
New York State Environmental Facilities Corp. RB
5.00%, 06/15/27	60	67,173
5.00%, 06/15/27 (CALL 06/15/26)	100	109,605
5.00%, 06/15/29 (Call 06/15/27)	200	222,589
New York State Thruway Authority RB, 5.00%, 01/01/27	145	159,727
New York State Urban Development Corp. RB
5.00%, 03/15/27	100	110,715
Series A, 5.00%, 03/15/27 (Call 03/15/26)	280	304,070

Security	Par (000)	Value

New York (continued)
Series A, 5.00%, 03/15/28 (Call 03/15/27)	$100	$109,804
Series A, 5.00%, 03/15/29 (Call 03/15/27)	100	109,518
Series C, 5.00%, 03/15/31 (Call 09/15/27)	110	120,619
Port Authority of New York & New Jersey RB, 5.00%, 11/15/31 (Call 11/15/27)	225	248,147
State of New York GO, Series A, 5.00%, 03/01/27	55	61,357
Triborough Bridge & Tunnel Authority RB
Series B, 5.00%, 11/15/27 (Call 05/15/27)	275	304,454
Series B, 5.00%, 11/15/31 (Call 05/15/27)	110	120,804
Series C-1, 5.00%, 11/15/27	190	212,424
Utility Debt Securitization Authority RB, 5.00%, 06/15/27 (CALL 06/15/25)	295	316,659

		9,920,700

North Carolina — 2.1%
City of Charlotte NC GO
5.00%, 06/01/27	120	134,509
Series A, 5.00%, 06/01/27	260	291,436
County of Forsyth NC RB, 5.00%, 04/01/27	100	111,283
County of Guilford NC GO
Series B, 5.00%, 05/01/27	100	111,940
Series B, 5.00%, 05/01/28 (Call 05/01/27)	100	111,734
County of Mecklenburg NC GO
5.00%, 03/01/27	130	145,025
Series A, 5.00%, 04/01/27	45	50,276
Series A, 5.00%, 04/01/28 (Call 04/01/27)	125	139,414
Mecklenburg County Public Facilities Corp. RB, 5.00%, 02/01/27	50	55,482
State of North Carolina GO, 5.00%, 06/01/27 (Call 06/01/26)	125	137,231
State of North Carolina RB
5.00%, 03/01/27	160	176,268
Series B, 5.00%, 05/01/27	55	61,293
Series B, 5.00%, 05/01/28 (Call 05/01/27)	235	260,942

		1,786,833

Ohio — 2.7%
City of Columbus OH GO
5.00%, 02/15/27	150	166,842
5.00%, 04/01/27	90	100,331
City of Columbus OH GOL
Series 4, 5.00%, 02/15/27	85	94,544
Series 4, 5.00%, 02/15/28 (Call 02/15/27)	120	133,130
County of Hamilton OH Sales Tax Revenue RB, 5.00%, 12/01/27	230	256,671
Ohio State University (The) RB, Series A, 5.00%, 12/01/27	150	167,806
Ohio Turnpike & Infrastructure Commission RB
5.00%, 02/15/27	80	88,602
Series A, 5.00%, 02/15/30 (Call 02/15/27)	110	121,150
Ohio Water Development Authority RB, Series A, 5.00%, 12/01/27	230	258,824
Ohio Water Development Authority Water Pollution Control Loan Fund RB
Series A, 5.00%, 06/01/29 (Call 06/01/27)	85	94,504
Series A, 5.00%, 12/01/29 (Call 06/01/27)	120	133,237
Series B, 5.00%, 06/01/27 (Call 12/01/25)	55	59,788
Series B, 5.00%, 12/01/27	135	151,919
State of Ohio GO
5.00%, 09/01/27	45	50,356
Series C, 5.00%, 08/01/27	45	50,294
Series T, 5.00%, 05/01/30 (Call 05/01/27)	240	265,916
Series U, 5.00%, 05/01/27	20	22,288

S C H E D U L E O F I N V E S T M E N T S	85

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® iBonds® Dec 2027 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Ohio (continued)
State of Ohio RB
5.00%, 12/01/27 (Call 12/01/26)	$50	$55,049
Series B, 5.00%, 10/01/27	35	39,158

		2,310,409

Oklahoma — 0.6%
Grand River Dam Authority RB, Series A, 5.00%, 06/01/27 (Call 12/01/26)	215	236,419
Oklahoma Turnpike Authority RB
Series E, 4.00%, 01/01/31 (Call 01/01/27)	110	114,858
Series E, 5.00%, 01/01/27	75	83,034
University of Oklahoma (The) RB, Series B, 5.00%, 07/01/27 (Call 07/01/26)	100	109,073

		543,384

Oregon — 1.6%
City of Portland OR Sewer System Revenue RB
5.00%, 06/15/27 (CALL 06/15/26)	100	109,687
Series A, 5.00%, 05/01/27 (Call 05/01/26)	200	218,489
Hillsboro School District No.1J GO, 5.00%, 06/15/28 (Call 06/15/27) (GTD)	150	166,562
Oregon State Lottery RB, Series D, 5.00%, 04/01/27 (Call 04/01/25) (MO)	100	106,676
State of Oregon Department of Transportation RB
Series A, 5.00%, 11/15/27 (Call 05/15/27)	180	200,354
Series B, 5.00%, 11/15/29 (Call 05/15/27)	145	160,530
State of Oregon GO
5.00%, 05/01/27	155	172,735
Series I, 5.00%, 08/01/28 (Call 08/01/27)	140	156,469
Series L, 5.00%, 08/01/30 (Call 08/01/27)	75	83,395

		1,374,897

Pennsylvania — 2.4%
City of Philadelphia PA GO
Series A, 5.00%, 08/01/27 (Call 08/01/25)	140	150,658
Series B, 5.00%, 08/01/27 (Call 08/01/25)	160	172,181
Commonwealth of Pennsylvania GO
First Series, 5.00%, 01/01/27	60	66,149
First Series, 5.00%, 02/01/27 (Call 02/01/26)	105	113,969
First Series, 5.00%, 09/15/27 (Call 09/15/26)	250	273,835
First Series, 5.00%, 01/01/28 (Call 01/01/27)	350	384,742
Second Series, 5.00%, 09/15/27 (Call 09/15/26)	95	104,057
County of Northampton PA GO, 4.00%, 10/01/27 (Call 04/01/26)	150	157,431
Lower Merion School District GOL, 5.00%, 11/15/27 (SAW)	120	135,215
Pennsylvania Turnpike Commission RB
5.00%, 06/01/27	115	126,537
5.00%, 06/01/27 (CALL 12/01/25)	50	54,085
Series A2, 5.00%, 12/01/27	100	111,651
Series A2, 5.00%, 12/01/29 (CALL 12/01/27)	100	111,816
Series A2, 5.00%, 12/01/30 (Call 12/01/27)	125	139,564

		2,101,890

Rhode Island — 0.6%
Rhode Island Commerce Corp. RB, Series B, 5.00%, 06/15/27 (Call 06/15/26)	225	245,506
Rhode Island Infrastructure Bank Water Pollution Control Revolving Fund RB, Series B, 5.00%, 10/01/30 (Call 10/01/27)	50	55,461
State of Rhode Island GO
Series B, 5.00%, 08/01/28 (Call 08/01/27)	150	167,723
Series B, 5.00%, 08/01/29 (Call 08/01/27)	25	27,863

		496,553

Security	Par (000)	Value

South Carolina — 0.1%
State of South Carolina GO, Series A, 4.00%, 04/01/31 (Call 10/01/27) (SAW)	$80	$84,657

Tennessee — 3.1%
City of Clarksville TN Water Sewer & Gas Revenue RB, 5.00%, 02/01/27	100	110,964
City of Memphis TN Electric System Revenue RB, 5.00%, 12/01/28 (Call 12/01/27)	145	162,497
City of Memphis TN GO, 5.00%, 05/01/27	365	406,762
County of Blount TN GO, Series B, 5.00%, 06/01/27 (Call 06/01/26)	100	109,419
County of Hamilton TN GO, Series A, 5.00%, 04/01/27	75	83,609
County of Montgomery TN GO, 5.00%, 04/01/27	125	138,799
County of Shelby TN GO
5.00%, 04/01/27	100	111,283
Series A, 5.00%, 04/01/27	105	116,848
Metropolitan Government of Nashville & Davidson County TN Electric Revenue RB, Series A, 5.00%, 05/15/27	150	167,262
Metropolitan Government of Nashville & Davidson County TN GO
4.00%, 07/01/27	290	308,626
5.00%, 01/01/27 (Call 07/01/26)	65	71,066
5.00%, 07/01/27	145	161,262
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue RB, Series B, 5.00%, 07/01/30 (Call 07/01/27)	125	138,164
State of Tennessee GO
Series A, 5.00%, 11/01/27	75	84,584
Series B, 5.00%, 08/01/27 (Call 08/01/26)	105	115,611
Tennessee State School Bond Authority RB
Series A, 5.00%, 11/01/31 (Call 11/01/27) (NPFGC)	215	236,175
Series B, 5.00%, 11/01/27 (ST INTERCEPT)	60	66,787
Series B, 5.00%, 11/01/28 (Call 11/01/27) (ST INTERCEPT)	110	122,049

		2,711,767

Texas — 8.8%
Alamo Community College District GOL, 5.00%, 08/15/30 (Call 08/15/27)	110	121,239
Aldine Independent School District GO, 5.00%, 02/15/31 (Call 02/15/27) (PSF)	155	170,493
Austin Independent School District GO, 5.00%, 08/01/27 (PSF)	260	289,505
Board of Regents of the University of Texas System RB, Series E, 5.00%, 08/15/27	105	117,309
City of Austin TX GOL
5.00%, 09/01/27	60	67,015
5.00%, 09/01/28 (Call 09/01/27)	110	122,687
City of Austin TX Water & Wastewater System Revenue RB, 5.00%, 11/15/27	50	55,928
City of Dallas TX Waterworks & Sewer System Revenue RB, Series A, 5.00%, 10/01/27 (Call 10/01/26)	155	170,992
City of Houston TX Combined Utility System Revenue RB, Series B, 5.00%, 11/15/27	120	133,836
City of Plano TX GOL, 5.00%, 09/01/31 (Call 03/01/27)	100	110,645
City of San Antonio Texas Electric & Gas Systems Revenue RB, 5.00%, 02/01/27	75	82,483
City of San Antonio TX Electric & Gas Systems Revenue RB, 5.00%, 02/01/27	75	82,483
City of San Antonio TX GOL
5.00%, 08/01/27	45	50,294
5.00%, 08/01/28 (Call 08/01/27)	150	167,255
Clear Creek Independent School District RB, 5.00%, 02/15/27 (PSF)	115	127,912

86	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® iBonds® Dec 2027 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
College Station Independent School District GO, 5.00%, 08/15/27 (CALL 08/15/26)	$105	$115,431
Conroe Independent School District GO
5.00%, 02/15/27 (Call 02/15/26) (PSF)	60	65,353
5.00%, 02/15/30 (Call 02/15/27) (PSF)	110	121,202
Series A, 5.00%, 02/15/27 (PSF)	65	71,989
County of Fort Bend TX GOL, Series B, 5.00%, 03/01/27 (Call 03/01/26)	150	163,523
Cypress-Fairbanks Independent School District GO, 5.00%, 02/15/27 (PSF)	160	177,279
Dallas Area Rapid Transit RB, 5.00%, 12/01/27	110	123,300
Dallas Fort Worth International Airport RB, Series A, 5.00%, 11/01/27	125	138,401
Fort Bend Independent School District GO, 4.00%, 08/15/31 (Call 08/15/27) (PSF)	110	115,997
Katy Independent School District GO, 5.00%, 02/15/27 (PSF)	65	71,989
Lewisville Independent School District GO, Series A, 4.00%, 08/15/27 (Call 08/15/25) (PSF)	100	104,597
Mesquite Independent School District GO, 5.00%, 08/15/29 (Call 08/15/27) (PSF)	215	240,317
North Texas Municipal Water District Upper East Fork Wastewater Interceptor System Contract Revenue Refunding Bonds RB, 5.00%, 06/01/27	55	61,039
North Texas Municipal Water District Water System Revenue RB, 5.00%, 09/01/27 (Call 09/01/25)	70	75,592
North Texas Tollway Authority RB
Series A, 5.00%, 01/01/27 (Call 01/01/26)	100	107,938
Series B, 5.00%, 01/01/27 (Call 01/01/26)	150	161,364
Northside Independent School District GO, Series A, 5.00%, 08/15/27 (PSF)	100	111,671
Northside Independent School District RB, 5.00%, 08/15/27 (PSF)	150	167,506
Northwest Independent School District GO, 5.00%, 02/15/28 (Call 08/15/27) (PSF)	145	161,998
Permanent University Fund - Texas A&M University System RB, Series B, 5.00%, 07/01/27 (Call 07/01/25)	20	21,506
Permanent University Fund - University of Texas System RB, 5.00%, 07/01/27 (CALL 07/01/26)	100	109,735
Plano Independent School District RB, 5.00%, 02/15/27 (CALL 02/15/26) (PSF)	130	141,745
Round Rock Independent School District GO, Series A, 5.00%, 08/01/27 (PSF)	75	83,628
San Antonio Independent School District/TX GO, 5.00%, 08/15/27 (PSF)	50	56,071
San Antonio Water System RB
Series A, 5.00%, 05/15/27	100	111,308
Series A, 5.00%, 05/15/30 (Call 05/15/27)	255	281,050
Socorro Independent School District GO, Series B, 5.00%, 08/15/30 (Call 08/15/27) (PSF)	70	77,768
Spring Independent School District GO, Series A, 5.00%, 08/15/27 (Call 08/15/26)	120	131,716
State of Texas GO
5.00%, 10/01/27	100	111,934
Series A, 5.00%, 10/01/30 (Call 10/01/27)	110	121,781
Series B, 5.00%, 10/01/29 (Call 10/01/27)	170	189,017
Series B, 5.00%, 10/01/30 (Call 10/01/27)	100	110,710
Temple Independent School District/TX GO, 4.00%, 02/01/28 (Call 02/01/27) (PSF)	100	106,107
Texas A&M University RB
4.00%, 05/15/27 (CALL 05/15/26)	150	158,916

Security	Par (000)	Value

Texas (continued)
Series C, 5.00%, 05/15/28 (Call 05/ 15/27)	$100	$110,810
Series E, 4.00%, 05/15/27 (Call 05/15/26)	85	90,053
Texas State University System RB
5.00%, 03/15/27	130	143,929
Series A, 5.00%, 03/15/27 (Call 03/15/25)	215	228,976
Series A, 5.00%, 03/15/30 (Call 03/15/27)	120	131,879
Texas Transportation Commission State Highway Fund RB, 5.00%, 10/01/27 (CALL 10/01/26)	100	110,537
Texas Water Development Board RB
5.00%, 08/01/30 (Call 08/01/27)	190	210,286
5.00%, 08/01/31 (Call 08/01/27)	85	93,944
Series A, 5.00%, 10/15/27	95	106,448
Series A, 5.00%, 10/15/31 (Call 10/15/27)	155	171,850
University of North Texas System RB
Series A, 5.00%, 04/15/27	60	66,285
Series A, 5.00%, 04/15/30 (Call 04/15/27)	160	175,131

		7,679,682

Utah — 1.2%
Central Utah Water Conservancy District RB, Series B, 5.00%, 10/01/30 (Call 10/01/27)	135	150,749
Intermountain Power Agency, 5.00%, 07/01/27	50	55,582
Salt Lake City Corp. RB, 5.00%, 02/01/30 (Call 02/01/27)	60	66,296
State of Utah GO, 5.00%, 07/01/28 (Call 07/01/27)	310	346,829
University of Utah (The) RB
5.00%, 08/01/27 (SAP)	80	89,078
Series A, 5.00%, 08/01/27 (Call 08/01/25)	60	64,374
Utah Water Finance Agency RB, Series A, 5.00%, 03/01/28 (Call 03/01/27)	250	276,851

		1,049,759

Vermont — 0.1%
State of Vermont GO, Series B, 5.00%, 08/15/27	100	112,195

Virginia — 3.4%
City of Newport News VA GO, Series A, 4.00%, 08/01/31 (Call 08/01/27)	180	188,702
City of Norfolk VA GO, Series B, 4.00%, 10/01/27 (Call 10/01/26)	75	79,175
City of Richmond VA GO
5.00%, 03/01/27	130	144,649
5.00%, 07/15/27	60	67,168
County of Arlington VA GO, 5.00%, 06/15/27	100	112,006
County of Henrico VA GO, Series A, 5.00%, 08/01/27 (SAW)	65	72,714
County of Loudoun VA GO
5.00%, 12/01/27	90	101,080
Series A, 5.00%, 12/01/27 (SAW)	70	78,618
Fairfax County Industrial Development Authority RB, 5.00%, 05/15/27	200	221,124
Hampton Roads Sanitation District RB, Series A, 5.00%, 10/01/29 (Call 10/01/27)	210	233,827
Virginia College Building Authority RB
5.00%, 02/01/27	125	138,145
Series A, 5.00%, 09/01/27	100	111,481
Series A, 5.00%, 09/01/27 (Call 09/01/26) (ST INTERCEPT)	230	253,348
Series A, 5.00%, 09/01/27 (PR 09/01/26) (ST INTERCEPT)	5	5,497
Virginia Commonwealth Transportation Board RB
5.00%, 03/15/27 (Call 09/15/26)	40	44,196
5.00%, 09/15/27	110	122,812
Series A, 5.00%, 05/15/29 (Call 11/15/27)	310	343,895
Series A, 5.00%, 05/15/30 (Call 11/15/27)	150	165,915
Virginia Public Building Authority RB
Series A, 4.00%, 08/01/27	30	31,885

S C H E D U L E O F I N V E S T M E N T S	87

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® iBonds® Dec 2027 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Virginia (continued)
Series A, 4.00%, 08/01/31 (CALL 08/01/27)	$265	$277,812
Virginia Public School Authority RB, 5.00%, 08/01/27 (SAW)	100	111,711
Virginia Resources Authority RB, 5.00%, 11/01/27	60	67,373

		2,973,133

Washington — 5.0%
Auburn School District No. 408 of King & Pierce Counties GOL, 5.00%, 12/01/31 (Call 12/01/27) (GTD)	160	178,729
Central Puget Sound Regional Transit Authority RB, Series S-1, 5.00%, 11/01/27 (Call 11/01/26)	90	99,395
City of Seattle WA Drainage & Wastewater Revenue RB, 5.00%, 04/01/27 (Call 04/01/26)	110	120,238
City of Seattle WA GOL, Series A, 5.00%, 05/01/27	180	201,132
City of Seattle WA Municipal Light & Power Revenue RB
Series A, 5.00%, 07/01/27	115	128,191
Series B, 5.00%, 04/01/27 (Call 04/01/26)	160	174,454
Clark County School District No. 114 Evergreen GO, 5.00%, 12/01/27 (GTD)	155	174,425
County of King WA GOL
5.00%, 07/01/27 (Call 01/01/25)	160	170,424
5.00%, 12/01/27	120	135,238
Series E, 5.00%, 12/01/27 (Call 12/01/25)	80	86,850
County of King WA Sewer Revenue RB, Series B, 5.00%, 07/01/27 (Call 07/01/26)	60	65,742
Energy Northwest RB
Series A, 5.00%, 07/01/27	60	66,882
Series A, 5.00%, 07/01/29 (Call 07/01/27)	215	238,783
Series C, 5.00%, 07/01/27	205	228,514
King County School District No. 405 Bellevue GO, 5.00%, 12/01/27 (Call 12/01/26) (GTD)	175	193,787
King County School District No. 414 Lake Washington GO, 4.00%, 12/01/27 (GTD)	210	225,246
Kitsap County School District No. 401 Central Kitsap GO, 5.00%, 12/01/27 (GTD)	30	33,776
Pierce County School District No. 402 Franklin Pierce GO, 5.00%, 12/01/29 (Call 12/01/27) (GTD)	170	191,682
Port of Seattle WA RB, 5.00%, 02/01/27 (Call 02/01/26)	170	184,205
Spokane County School District No. 356 Central Valley GO, 5.00%, 12/01/28 (Call 12/01/27) (GTD)	125	140,804
State of Washington COP, Series B, 5.00%, 07/01/27	115	127,604
State of Washington GO
5.00%, 02/01/27	75	83,046
Series A, 5.00%, 08/01/31 (Call 08/01/27)	135	149,483
Series D, 5.00%, 02/01/27	100	110,728
Series E, 5.00%, 07/01/27 (Call 01/01/25)	75	79,766
Series R, 5.00%, 08/01/27	205	228,795
Series R, 5.00%, 08/01/27 (Call 08/01/26)	160	175,570
Series R-2018-C, 5.00%, 08/01/29 (Call 08/01/27)	225	250,184
University of Washington RB, Series B, 5.00%, 06/01/27 (Call 06/01/25)	75	80,376

Security	Par/ Shares (000)	Value

Washington (continued)
Washington State University RB, 5.00%, 04/01/27 (Call 04/01/25) .	$35	$37,215

		4,361,264

West Virginia — 0.8%
State of West Virginia GO
Series A, 5.00%, 06/01/27	135	150,299
Series A, 5.00%, 12/01/27	80	89,716
West Virginia Commissioner of Highways RB, Series A, 5.00%, 09/01/29 (Call 09/01/27)	225	250,477
West Virginia State School Building Authority Lottery Revenue RB, Series A, 5.00%, 07/01/27 (Call 07/01/25)	220	235,047

		725,539

Wisconsin — 2.1%
Milwaukee Metropolitan Sewerage District GO, Series A, 5.00%, 10/01/27 (Call 10/01/26)	150	165,674
State of Wisconsin GO
5.00%, 05/01/27 (Call 05/01/25)	75	80,312
5.00%, 11/01/31 (Call 05/01/27)	125	137,821
Series 2, 4.00%, 11/01/27 (Call 05/01/26)	130	136,354
Series 2, 5.00%, 11/01/27 (Call 05/01/26)	220	239,901
Series 3, 5.00%, 11/01/30 (Call 05/01/27)	150	165,607
State of Wisconsin RB, Series A, 5.00%, 05/01/27	300	332,543
Wisconsin Department of Transportation RB
Series 1, 5.00%, 07/01/27	120	134,133
Series 2, 5.00%, 07/01/30 (Call 07/01/27)	180	199,545
Series 2, 5.00%, 07/01/31 (Call 07/01/27)	215	237,800

		1,829,690

Total Municipal Debt Obligations — 97.9% (Cost: $91,018,153)		85,158,661

Short-Term Investments

Money Market Funds — 0.8%
BlackRock Liquidity Funds: MuniCash, 0.25%(b)(c)	735	735,052

Total Short-Term Investments — 0.8% (Cost: $734,978)		735,052

Total Investments in Securities — 98.7% (Cost: $91,753,131)		85,893,713

Other Assets, Less Liabilities — 1.3%		1,094,419

Net Assets — 100.0%		$86,988,132

(a)	Zero-coupon bond.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.

88	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® iBonds® Dec 2027 Term Muni Bond ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/22	Shares Held at 04/30/22 (000)	Income	Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds: MuniCash	$281,268	$453,325	(a)	$—	$385	$74	$735,052	735	$382	$—

(a)	Represents net amount purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Municipal Debt Obligations	$—	$85,158,661	$—	$85,158,661
Money Market Funds	735,052	—	—	735,052

	$735,052	$85,158,661	$—	$85,893,713

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	89

Schedule of Investments (unaudited) April 30, 2022	iShares® iBonds® Dec 2028 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Debt Obligations

Alabama — 1.3%
Alabama Federal Aid Highway Finance Authority RB, Series A, 5.00%, 09/01/28 (PR 09/01/27)	$90	$100,807
Alabama Highway Finance Corp. RB, Series A, 5.00%, 08/01/28	50	56,596
Alabama Public School and College Authority RB, Series A, 5.00%, 11/01/28	300	340,981
City of Huntsville AL GOL, Series B, 5.00%, 05/01/28 (Call 11/01/27)	75	84,336
State of Alabama GO
Series A, 4.00%, 11/01/28 (Call 02/01/26)	20	21,027
Series A, 5.00%, 11/01/29 (Call 11/01/28)	55	62,709
Series A, 5.00%, 11/01/32 (Call 11/01/28)	70	79,265
University of Alabama (The) RB, Series C, 5.00%, 07/01/28	225	253,697

		999,418

Arizona — 1.6%
City of Mesa AZ Utility System Revenue RB, 5.00%, 07/01/29 (Call 07/01/28)	50	56,520
City of Phoenix Civic Improvement Corp. RB
5.00%, 07/01/28 (Call 07/01/26)	100	109,321
Series A, 5.00%, 07/01/29 (Call 07/01/28)	110	124,677
Series D, 5.00%, 07/01/28 (Call 07/01/27)	215	236,211
Maricopa County Unified School District No 80 Chandler GO, 5.00%, 07/01/28	90	102,024
Maricopa County Union High School District No. 210-Phoenix GO, 5.00%, 07/01/28 (Call 07/01/27)	25	27,842
Salt River Project Agricultural Improvement & Power District RB
5.00%, 01/01/29 (Call 01/01/28)	100	112,209
5.00%, 01/01/31 (Call 01/01/28)	55	61,386
Series A, 5.00%, 01/01/28 (Call 01/01/27)	200	221,423
State of Arizona Lottery Revenue RB, 5.00%, 07/01/28	150	170,041

		1,221,654

California — 12.7%
Beverly Hills Unified School District CA GO, 0.00%, 08/01/28(a)	35	28,936
California Infrastructure & Economic Development Bank RB
5.00%, 10/01/28 (Call 04/01/26)	75	81,805
5.00%, 10/01/28 (Call 04/01/27)	135	149,837
5.00%, 10/01/28 (Call 04/01/28)	55	61,967
5.00%, 10/01/32 (Call 04/01/28)	150	167,709
California State Public Works Board RB
4.00%, 10/01/28 (Call 10/01/26)	50	52,602
5.00%, 09/01/28 (Call 09/01/27)	25	27,818
Series B, 5.00%, 05/01/28	100	111,905
Series C, 5.00%, 11/01/28	150	168,967
Series C, 5.00%, 11/01/28 (Call 11/01/26)	25	27,409
Series C, 5.00%, 11/01/31 (Call 11/01/28)	75	83,792
Series G, 5.00%, 10/01/28 (Call 10/01/27)	80	89,120
California State University RB
Series A, 5.00%, 11/01/28 (Call 05/01/26)	200	217,695
Series A, 5.00%, 11/01/30 (Call 11/01/28)	75	84,400
City of Los Angeles CA GO, Series B, 5.00%, 09/01/28	50	56,664
City of Los Angeles CA Wastewater System Revenue RB
Series A, 5.00%, 06/01/31 (Call 06/01/28)	150	167,982
Series A, 5.00%, 06/01/32 (Call 06/01/28)	100	111,818
City of Los Angeles Department of Airports RB, Series E, 5.00%, 05/15/28	25	27,961
City of Riverside CA Sewer Revenue RB, Series A, 5.00%, 08/01/29 (Call 08/01/28)	75	84,649
City of Riverside CA Water Revenue RB, Series A, 5.00%, 10/01/28	130	147,501

Security	Par (000)	Value

California (continued)
City of San Francisco CA Public Utilities Commission Water Revenue RB, 5.00%, 11/01/28 (Call 11/01/26)	$125	$137,267
Coast Community College District GO
Series B, 0.00%, 08/01/28 (AGM)(a)	330	268,832
Series D, 5.00%, 08/01/28 (Call 08/01/27)	105	117,079
Fairfield-Suisun Unified School District GO, 4.00%, 08/01/31 (Call 08/01/28)	100	105,810
Long Beach Community College District GO, 5.00%, 08/01/28 (Call 08/01/27)	100	111,504
Long Beach Unified School District GO, 5.00%, 08/01/28 (Call 08/01/26)	175	192,103
Los Angeles Community College District/CA GO, Series J, 5.00%, 08/01/28 (Call 08/01/27)	40	44,601
Los Angeles County Metropolitan Transportation Authority RB
Series A, 5.00%, 06/01/28 (Call 06/01/26)	40	43,795
Series A, 5.00%, 07/01/28 (Call 07/01/27)	100	111,624
Series B, 5.00%, 07/01/32 (Call 07/01/28)	200	223,540
Los Angeles Department of Water & Power System Revenue RB
Series A, 5.00%, 07/01/32 (Call 01/01/28)	35	38,850
Series D, 5.00%, 07/01/30 (Call 07/01/28)	100	112,403
Los Angeles Department of Water RB
Series A, 5.00%, 07/01/28 (Call 01/01/26)	35	37,905
Series A, 5.00%, 07/01/31 (Call 01/01/28)	60	66,862
Series B, 5.00%, 07/01/31 (Call 07/01/28)	80	89,891
Series B, 5.00%, 07/01/32 (Call 07/01/28)	175	196,227
Los Angeles Unified School District/CA GO
Series B1, 5.00%, 07/01/28 (Call 01/01/28)	195	217,462
Series B-1, 5.00%, 07/01/30 (Call 01/01/28)	45	49,914
Series B-1, 5.00%, 07/01/32 (Call 01/01/28)	100	110,231
Series M1, 5.00%, 07/01/28 (Call 01/01/28)	100	111,519
Series M-1, 5.00%, 07/01/31 (Call 01/01/28)	150	165,996
Metropolitan Water District of Southern California RB
5.00%, 01/01/31 (Call 07/01/28)	115	129,992
Series B, 5.00%, 09/01/28	30	34,073
Napa Valley Community College District GO, Series B, 0.00%, 08/01/28 (NPFGC)(a)	100	81,715
Newport Mesa Unified School District GO, 0.00%, 08/01/28 (NPFGC)(a)	300	248,636
North Orange County Community College District/CA GO, Series B, 0.00%, 08/01/28 (NPFGC)(a)	315	258,194
Poway Unified School District GO, Series A, 0.00%, 08/01/28(a)	120	98,541
San Diego Community College District GO, 4.00%, 08/01/28 (Call 08/01/26)	115	120,765
San Francisco Bay Area Rapid Transit District GO, Series A, 5.00%, 08/01/28 (Call 08/01/27)	50	55,752
San Francisco Bay Area Rapid Transit District Sales Tax Revenue RB, 4.00%, 07/01/28 (Call 07/01/26)	50	52,469
San Jose Evergreen Community College District GO, Series B, 0.00%, 09/01/28 (AGM)(a)	50	40,991
San Jose Unified School District GO, Series C, 0.00%, 08/01/28 (NPFGC)(a)	170	139,086
San Marcos Unified School District GO, 0.00%, 08/01/28(a)	80	65,815
San Mateo County Community College District GO
0.00%, 09/01/28(a)	125	103,633
Series B, 5.00%, 09/01/28	70	79,766
Santa Clara Valley Transportation Authority RB, Series B, 5.00%, 06/01/28	125	141,752
State of California Department of Water Resources RB
5.00%, 12/01/29 (Call 12/01/28)	125	142,201
5.00%, 12/01/31 (Call 12/01/28)	70	79,181

90	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® iBonds® Dec 2028 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Series BA, 5.00%, 12/01/28	$150	$171,561
State of California GO
4.00%, 09/01/28 (Call 09/01/26)	150	157,444
5.00%, 04/01/28	125	140,242
5.00%, 08/01/28	150	169,053
5.00%, 08/01/28 (Call 08/01/27)	135	150,180
5.00%, 09/01/28 (Call 09/01/26)	385	422,093
5.00%, 10/01/28	250	282,398
5.00%, 11/01/28	125	141,360
5.00%, 08/01/29 (Call 08/01/28)	330	371,448
5.00%, 10/01/30 (Call 10/01/28)	175	196,828
5.00%, 11/01/32 (Call 11/01/28)	310	345,758
Series C, 5.00%, 08/01/28 (Call 08/01/26)	250	273,695
University of California RB
Series AZ, 5.00%, 05/15/31 (Call 05/15/28)	70	78,341
Series O, 5.00%, 05/15/30 (Call 05/15/28)	100	112,030
William S Hart Union High School District GO, Series B, 0.00%, 09/01/28 (AGM)(a)	210	171,413

		9,560,358

Colorado — 1.1%
Board of Governors of Colorado State University System RB
Series C, 5.00%, 03/01/28	110	122,714
Series C, 5.00%, 03/01/29 (Call 03/01/28)	80	88,807
City & County of Denver Co. Airport System Revenue RB, Series B, 5.00%, 12/01/32 (Call 12/01/28)	160	176,632
Denver City & County School District No. 1 GO
5.00%, 12/01/28 (Call 12/01/26) (SAW)	90	99,416
Series B, 4.00%, 12/01/28 (SAW)	150	162,265
University of Colorado RB
Series A-2, 5.00%, 06/01/30 (Call 06/01/28)	100	111,861
Series A-2, 5.00%, 06/01/31 (Call 06/01/28)	95	105,995

		867,690

Connecticut — 2.1%
State of Connecticut Clean Water Fund - State Revolving Fund RB, Series A, 5.00%, 05/01/28 (Call 05/01/27)	100	110,798
State of Connecticut GO
Series 2021 A, 4.00%, 01/15/28	100	106,206
Series B, 5.00%, 04/15/28	105	117,494
Series C, 5.00%, 06/15/28	115	128,967
Series E, 5.00%, 09/15/28	75	84,388
Series E, 5.00%, 09/15/30 (Call 09/15/28)	115	128,558
Series E, 5.00%, 09/15/31 (Call 09/15/28)	205	228,512
State of Connecticut Special Tax Revenue RB
Series A, 5.00%, 01/01/28	125	139,369
Series A, 5.00%, 09/01/28 (Call 09/01/26)	125	136,188
Series A, 5.00%, 01/01/29 (Call 01/01/28)	210	233,305
Series B, 5.00%, 09/01/28 (Call 09/01/26)	50	54,475
Series D, 5.00%, 11/01/28	75	84,531

		1,552,791

Delaware — 0.4%
State of Delaware GO
Series A, 2.13%, 03/01/28 (Call 03/01/26)	15	14,423
Series A, 5.00%, 01/01/29 (Call 01/01/28)	125	141,032
Series A, 5.00%, 02/01/32 (Call 02/01/28)	100	112,401

		267,856

District of Columbia — 2.0%
District of Columbia GO
Series A, 5.00%, 06/01/28	185	209,238
Series A, 5.00%, 10/15/28	65	73,915

Security	Par (000)	Value

District of Columbia (continued)
Series D, 5.00%, 06/01/28 (Call 12/01/26)	$85	$93,084
Series D, 5.00%, 06/01/28 (Call 06/01/27)	110	121,583
District of Columbia RB
5.00%, 12/01/28	285	318,835
Series C, 5.00%, 10/01/28	335	380,520
District of Columbia Water & Sewer Authority RB
Series B, 5.00%, 10/01/28	140	159,200
Series B, 5.00%, 10/01/28 (Call 04/01/27)	25	27,760
Series B, 5.00%, 10/01/30 (Call 04/01/28)	65	73,280
Series B, 5.00%, 10/01/32 (Call 04/01/28)	60	67,396

		1,524,811

Florida — 4.4%
Central Florida Expressway Authority RB, Series B, 5.00%, 07/01/28 (Call 07/01/26)	130	141,742
County of Miami-Dade FL Aviation Revenue RB, 5.00%, 10/01/28 (Call 10/01/26)	165	179,112
County of Miami-Dade FL GO, Series D, 5.00%, 07/01/28 (Call 07/01/26)	100	108,663
County of Miami-Dade FL Water & Sewer System Revenue RB
5.00%, 10/01/30 (Call 10/01/28)	95	107,146
Series B, 5.00%, 10/01/28 (Call 10/01/27)	235	261,289
Florida Department of Environmental Protection RB, Series A, 5.00%, 07/01/28	225	254,515
Florida Department of Management Services COP, Series A, 5.00%, 11/01/28	140	156,910
Hillsborough County School Board COP, Series A, 5.00%, 07/01/28 (Call 07/01/26)	310	336,219
Orange County School Board COP, Series C, 5.00%, 08/01/28	100	112,641
Palm Beach County School District COP, Series B, 5.00%, 08/01/28	195	216,931
School District of Broward County/FL GO, 5.00%, 07/01/30 (Call 07/01/28)	60	67,298
State of Florida Department of Transportation RB
5.00%, 07/01/31 (Call 07/01/28)	100	112,423
5.00%, 07/01/32 (Call 07/01/28)	300	337,652
State of Florida Department of Transportation Turnpike System Revenue RB, Series A, 5.00%, 07/01/28	75	84,929
State of Florida GO
Series A, 4.00%, 07/01/32 (Call 07/01/28)	350	365,742
Series B, 5.00%, 06/01/28 (Call 06/01/27)	125	139,040
Series C, 5.00%, 06/01/30 (Call 06/01/28)	220	248,055
State of Florida Lottery Revenue RB, Series A, 5.00%, 07/01/28	115	130,155

		3,360,462

Georgia — 1.3%
City of Atlanta GA Water & Wastewater Revenue RB
Series A, 5.00%, 11/01/28 (Call 11/01/27)	60	67,155
Series C, 5.00%, 11/01/28 (Call 11/01/27)	100	111,925
Forsyth County School District GO, 5.00%, 02/01/30 (Call 02/01/28)	250	281,509
State of Georgia GO
Series A, 5.00%, 07/01/31 (Call 07/01/28)	205	231,707
Series E, 5.00%, 12/01/28 (Call 12/01/26)	260	287,857

		980,153

Hawaii — 1.8%
City & County Honolulu HI Wastewater System Revenue RB
5.00%, 07/01/28	60	67,472
Series A, 4.00%, 07/01/28	100	106,828
City & County of Honolulu HI GO
Series A, 5.00%, 09/01/28	45	50,913

S C H E D U L E O F I N V E S T M E N T S	91

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® iBonds® Dec 2028 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Hawaii (continued)
Series A, 5.00%, 09/01/30 (Call 09/01/28)	$165	$185,886
Series C, 4.00%, 08/01/28	250	268,254
Series D, 5.00%, 09/01/28 (Call 09/01/27)	30	33,413
County of Maui HI GO, 5.00%, 09/01/28	35	39,795
State of Hawaii GO
Series FT, 5.00%, 01/01/29 (Call 01/01/28)	185	207,070
Series FT, 5.00%, 01/01/31 (Call 01/01/28)	105	116,900
Series FT, 5.00%, 01/01/32 (Call 01/01/28)	230	255,615

		1,332,146

Illinois — 2.5%
Chicago O’Hare International Airport RB, Series C, 5.00%, 01/01/28 (Call 01/01/26)	155	166,334
Chicago Transit Authority Capital Grant Receipts Revenue RB, 5.00%, 06/01/28	65	71,409
Illinois Finance Authority RB
5.00%, 07/01/28 (Call 01/01/26)	25	27,139
5.00%, 12/01/28	75	85,053
Series B, 5.00%, 01/01/28	100	111,329
Metropolitan Water Reclamation District of Greater Chicago GO, Series A, 5.00%, 12/01/28 (Call 12/01/26)	150	163,996
State of Illinois GO
5.00%, 02/01/28 (Call 02/01/27)	100	106,880
Series A, 5.00%, 03/01/28	105	113,463
Series A, 5.00%, 10/01/28	155	167,966
Series A, 5.00%, 05/01/29 (Call 05/01/28)	310	334,079
Series A, 5.00%, 10/01/30 (Call 10/01/28)	125	134,517
Series D, 5.00%, 11/01/28 (Call 11/01/27)	200	214,774
State of Illinois Sales Tax Revenue RB, 5.00%, 06/15/28	150	161,126

		1,858,065

Indiana — 1.3%
City of Indianapolis Department of Public Utilities Water System Revenue RB
5.00%, 10/01/30 (Call 10/01/28)	100	112,411
Series A, 5.00%, 10/01/28	40	45,033
Indiana Finance Authority RB
5.00%, 10/01/28 (Call 10/01/26)	100	109,704
Series C, 5.00%, 02/01/28	115	128,938
Series C, 5.00%, 06/01/28 (Call 12/01/26)	100	110,462
Series R, 5.00%, 02/01/28	200	224,240
Indianapolis Local Public Improvement Bond Bank RB, Series E, 5.00%, 01/01/28 (PR 01/01/26)	175	190,357
Purdue University RB, 5.00%, 07/01/28	75	85,249

		1,006,394

Iowa — 0.2%
Iowa Finance Authority RB, Series A, 5.00%, 08/01/31 (Call 08/01/28)	120	135,221
State of Iowa RB, Series A, 5.00%, 06/01/28 (Call 06/01/26)	30	32,798

		168,019

Kansas — 0.3%
Sedgwick County Unified School District No. 266 Maize GO, Series A, 4.00%, 09/01/28 (Call 09/01/27)	50	53,350
State of Kansas Department of Transportation RB, Series A, 5.00%, 09/01/28 (Call 09/01/27)	170	189,339

		242,689

Louisiana — 0.8%
State of Louisiana GO
Series B, 5.00%, 08/01/28 (Call 08/01/26)	110	120,010
Series B, 5.00%, 10/01/28 (Call 10/01/27)	150	165,906

Security	Par (000)	Value

Louisiana (continued)
State of Louisiana RB, Series A, 5.00%, 09/01/29 (Call 09/01/28)	$310	$350,282

		636,198

Maine — 0.6%
Maine Municipal Bond Bank RB
Series A, 5.00%, 09/01/28 (Call 09/01/26)	80	87,570
Series A, 5.00%, 11/01/28	35	39,826
Series C, 5.00%, 11/01/28 (Call 11/01/27)	75	83,971
State of Maine GO
Series B, 5.00%, 06/01/28	120	136,299
Series D, 5.00%, 06/01/28	100	113,582

		461,248

Maryland — 5.2%
City of Baltimore MD GO, Series A, 5.00%, 10/15/28	45	51,229
County of Anne Arundel MD GOL
5.00%, 10/01/28	255	290,940
5.00%, 10/01/28 (Call 10/01/27)	140	157,090
County of Baltimore MD GO, 5.00%, 03/01/28	65	73,520
County of Howard MD GO
5.00%, 02/15/28	55	62,168
Series A, 5.00%, 08/15/28	220	250,524
Series D, 5.00%, 02/15/28	75	84,775
County of Montgomery MD GO
5.00%, 11/01/28	125	142,796
Series A, 5.00%, 11/01/28	265	302,726
Series A, 5.00%, 11/01/29 (Call 11/01/28)	130	148,388
County of Prince George’s MD GOL
Series A, 4.00%, 07/15/32 (Call 07/15/28)	200	210,412
Series A, 5.00%, 07/15/31 (Call 07/15/28)	150	169,644
Series B, 5.00%, 09/15/28	165	188,128
State of Maryland Department of Transportation RB
4.00%, 05/01/30 (Call 05/01/28)	45	47,768
5.00%, 09/01/28 (Call 09/01/27)	110	123,084
5.00%, 10/01/28 (Call 10/01/26)	190	209,477
5.00%, 12/01/28	130	148,264
State of Maryland GO
5.00%, 08/01/28	60	68,285
First Series, 5.00%, 03/15/28	195	220,795
Second Series, 5.00%, 08/01/29 (Call 08/01/28)	185	210,165
Second Series, 5.00%, 08/01/30 (Call 08/01/28)	90	101,828
Series A, 5.00%, 03/15/29 (Call 03/15/28)	125	141,203
Series A, 5.00%, 03/15/30 (Call 03/15/28)	125	140,654
Washington Suburban Sanitary Commission RB
5.00%, 06/01/28	90	102,170
5.00%, 06/01/28 (GTD)	125	141,903
5.00%, 06/01/30 (Call 06/01/28) (GTD)	125	141,314

		3,929,250

Massachusetts — 2.3%
Commonwealth of Massachusetts GOL
Series B, 5.00%, 07/01/28	345	390,047
Series B, 5.00%, 01/01/30 (Call 01/01/28)	265	296,541
Series B, 5.25%, 08/01/28	100	114,620
Series C, 5.00%, 05/01/28	100	112,786
Massachusetts Bay Transportation Authority RB, Series A, 5.25%, 07/01/28	250	286,170
Massachusetts Department of Transportation RB, Series A, 0.00%, 01/01/28 (NPFGC)(a)	50	42,196
Massachusetts Health & Educational Facilities Authority RB, Series M, 5.25%, 07/01/28	100	114,958

92	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® iBonds® Dec 2028 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Massachusetts (continued)
Massachusetts Water Resources Authority RB
Series B, 5.00%, 08/01/28 (Call 08/01/26)	$100	$109,750
Series B, 5.25%, 08/01/28 (AGM)	60	68,772
University of Massachusetts Building Authority RB, Series 2019-1, 5.00%, 05/01/28	150	168,737

		1,704,577

Michigan — 1.3%
Great Lakes Water Authority Water Supply System Revenue RB, Series C, 5.00%, 07/01/28 (Call 07/01/26)	35	38,349
Michigan Finance Authority RB
5.00%, 10/01/28	120	136,154
5.00%, 10/01/30 (Call 10/01/28)	150	168,991
Series B, 5.00%, 10/01/28 (Call 10/01/26)	140	154,260
Michigan State Building Authority RB, Series I, 5.00%, 04/15/28	250	282,820
Michigan State University RB, Series B, 5.00%, 02/15/28	85	94,867
University of Michigan RB, 5.00%, 04/01/32 (Call 04/01/28)	75	84,009

		959,450

Minnesota — 1.6%
Metropolitan Council GO
5.00%, 03/01/28	200	226,215
5.00%, 12/01/28	100	114,374
Series C, 4.00%, 03/01/28 (Call 03/01/27)	25	26,640
Minneapolis-St Paul Metropolitan Airports Commission RB, Series A, 5.00%, 01/01/28 (Call 01/01/27)	80	87,455
Minnesota Public Facilities Authority RB, Series A, 5.00%, 03/01/28 (Call 03/01/26)	100	109,206
State of Minnesota GO
Series A, 5.00%, 10/01/28 (Call 10/01/27)	100	111,773
Series A, 5.00%, 08/01/29 (Call 08/01/28)	190	215,494
Series A, 5.00%, 08/01/32 (Call 08/01/28)	200	226,483
Series B, 5.00%, 10/01/28 (Call 10/01/27)	90	100,596

		1,218,236

Mississippi — 0.3%
State of Mississippi GO, Series A, 5.00%, 10/01/28 (Call 10/01/27)	185	206,789

Missouri — 0.5%
City of Kansas City MO Sanitary Sewer System Revenue RB, Series A, 5.00%, 01/01/29 (Call 01/01/28)	140	156,780
Missouri State Board of Public Buildings RB, Series B, 4.00%, 10/01/28	205	218,983

		375,763

Nebraska — 0.6%
Omaha Public Power District, 5.00%, 02/01/29 (Call 02/01/28)	100	111,898
Omaha Public Power District RB, Series A, 5.00%, 02/01/28 (Call 02/01/26)	125	135,584
University of Nebraska Facilities Corp. RB
5.00%, 07/15/28	55	61,848
5.00%, 07/15/30 (Call 07/15/28)	135	150,603

		459,933

Nevada — 2.5%
Clark County School District GOL, Series C, 5.00%, 06/15/28 (Call 12/15/27)	145	160,780
County of Clark Department of Aviation RB, Series B, 5.00%, 07/01/28	150	168,228
County of Clark NV GOL
5.00%, 12/01/30 (Call 12/01/28)	150	169,072
5.00%, 12/01/31 (Call 12/01/28)	175	196,833
County of Clark NV RB, Series B, 5.00%, 07/01/28	250	281,886

Security	Par (000)	Value

Nevada (continued)
County of Washoe NV RB, 5.00%, 02/01/28	$195	$218,083
Las Vegas Valley Water District GOL, 5.00%, 06/01/28	235	266,071
State of Nevada GOL
Series A, 5.00%, 04/01/28	40	45,274
Series A, 5.00%, 05/01/28	75	84,989
State of Nevada Highway Improvement Revenue RB
5.00%, 12/01/28 (Call 06/01/26)	100	108,599
5.00%, 12/01/30 (Call 06/01/28)	155	174,718

		1,874,533

New Hampshire — 0.5%
New Hampshire Municipal Bond Bank RB, Series B, 5.00%, 08/15/28	265	299,308
State of New Hampshire GO, Series A, 5.00%, 12/01/31 (Call 12/01/28)	65	73,943

		373,251

New Jersey — 1.8%
New Jersey Economic Development Authority RB, 5.00%, 06/15/28	60	65,434
New Jersey Transportation Trust Fund Authority RB
5.00%, 06/15/30 (Call 12/15/28)	75	81,544
Series A, 5.00%, 06/15/28 (Call 06/15/26)	100	107,754
New Jersey Turnpike Authority RB
Series B, 5.00%, 01/01/31 (Call 01/01/28)	105	115,115
Series B, 5.00%, 01/01/32 (Call 01/01/28)	330	361,509
Series E, 5.00%, 01/01/29 (Call 01/01/28)	150	165,821
State of New Jersey GO
5.00%, 06/01/28 (Call 06/01/27)	135	147,218
Series A, 5.00%, 06/01/28	300	331,673

		1,376,068

New Mexico — 0.4%
New Mexico Finance Authority RB
5.00%, 06/15/28	100	112,984
Series D, 5.00%, 06/01/29 (Call 06/01/28)	70	78,825
State of New Mexico Severance Tax Permanent Fund RB, 5.00%, 07/01/28	105	118,710

		310,519

New York — 11.1%
City of New York NY GO
5.00%, 08/01/31 (Call 02/01/28)	100	110,239
Series A, 5.00%, 08/01/28 (Call 08/01/27)	25	27,656
Series A, 5.00%, 08/01/29 (Call 02/01/28)	110	122,425
Series A-2, 5.00%, 08/01/29 (Call 02/01/28)	100	111,295
Series B-1, 5.00%, 10/01/28	80	89,818
Series C, 5.00%, 08/01/28 (Call 02/01/27)	150	164,756
Series C, 5.00%, 08/01/29 (Call 02/01/28)	195	217,026
Series D, 5.00%, 08/01/28 (Call 02/01/26)	210	226,613
Series E, 5.00%, 08/01/28	85	95,227
Long Island Power Authority RB
5.00%, 09/01/29 (Call 09/01/28)	165	185,828
Series A, 0.00%, 12/01/28 (AGM)(a)	170	138,521
Metropolitan Transportation Authority RB
Series B, 5.00%, 11/15/28	435	471,963
Series C-1, 5.00%, 11/15/28 (Call 05/15/28)	195	210,430
Series C-1, 5.00%, 11/15/29 (Call 05/15/28)	290	311,662
New York City Transitional Finance Authority Building Aid Revenue RB
Series S, 5.00%, 07/15/30 (Call 07/15/28) (SAW)	130	144,480
Series S-2A, 5.00%, 07/15/31 (Call 07/15/28) (SAW)	170	187,865
Series S-2A, 5.00%, 07/15/32 (Call 07/15/28) (SAW)	100	110,218

S C H E D U L E O F I N V E S T M E N T S	93

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® iBonds® Dec 2028 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Series S-4A, 5.00%, 07/15/28 (SAW)	$35	$39,273
Series S-4A, 5.00%, 07/15/31 (Call 07/15/28) (SAW)	120	132,611
New York City Transitional Finance Authority Future Tax Secured Revenue RB
5.00%, 11/01/28	195	219,535
5.00%, 11/01/28 (Call 11/01/27)	100	110,560
Series A1, 5.00%, 08/01/32 (Call 08/01/28)	50	55,287
Series B-1, 5.00%, 08/01/28 (Call 08/01/27)	100	110,215
Series C-1, 5.00%, 11/01/28	25	28,145
New York City Water & Sewer System RB
5.00%, 06/15/28	195	219,850
5.00%, 06/15/28 (Call 06/15/27)	100	111,092
Series CC-1, 5.00%, 06/15/28	135	152,204
New York State Dormitory Authority RB
Series A, 5.00%, 02/15/28 (Call 02/15/27)	175	192,739
Series A, 5.00%, 03/15/28	125	140,232
Series A, 5.00%, 03/15/28 (Call 09/15/26)	30	32,718
Series A, 5.00%, 03/15/29 (Call 03/15/28)	185	206,632
Series A, 5.00%, 07/01/29 (Call 07/01/28)	170	192,270
Series A, 5.00%, 03/15/31 (Call 03/15/28)	160	176,823
Series A, 5.00%, 03/15/32 (Call 03/15/28)	140	154,080
Series A, 5.00%, 03/15/32 (Call 09/15/28)	145	161,505
Series B, 5.00%, 02/15/28 (Call 08/15/27)	320	355,011
Series C, 5.00%, 03/15/29 (Call 03/15/28)	175	195,463
Series C, 5.00%, 03/15/31 (Call 03/15/28)	80	88,411
Series C, 5.00%, 03/15/32 (Call 03/15/28)	60	66,034
Series E, 5.00%, 03/15/30 (Call 09/15/28)	155	173,522
New York State Environmental Facilities Corp. RB
5.00%, 06/15/28 (Call 06/15/27)	145	161,524
Series B, 5.00%, 06/15/32 (Call 06/15/28)	75	84,133
New York State Thruway Authority RB
Series L, 5.00%, 01/01/30 (Call 01/01/28)	230	254,828
Series L, 5.00%, 01/01/31 (Call 01/01/28)	110	121,437
New York State Urban Development Corp. RB
Series A, 5.00%, 03/15/28 (Call 03/15/26)	340	367,407
Series A, 5.00%, 03/15/28 (Call 03/15/27)	25	27,451
Series C-2, 5.00%, 03/15/28 (Call 09/15/27)	100	110,540
Port Authority of New York & New Jersey RB
Series 205TH, 5.00%, 11/15/28 (Call 11/15/27)	120	133,380
Series 209TH, 5.00%, 07/15/30 (Call 07/15/28)	100	113,131
Series 211TH, 5.00%, 09/01/32 (Call 09/01/28)	165	185,658
Triborough Bridge & Tunnel Authority RB
Series B, 0.00%, 11/15/28(a)	155	125,438
Series B, 5.00%, 11/15/28	240	271,700
Series C-1, 5.00%, 11/15/28	45	50,944
Utility Debt Securitization Authority RB, Series A, 5.00%, 06/15/28 (Call 06/15/26)	150	164,346

		8,412,151

North Carolina — 1.7%
City of Charlotte NC GO, Series A, 5.00%, 06/01/28	115	130,897
County of Guilford NC GO, Series B, 5.00%, 05/01/28 (Call 05/01/27)	100	111,734
County of Wake NC GO
Series A, 5.00%, 04/01/28	15	17,031
Series A, 5.00%, 03/01/31 (Call 03/01/28)	100	112,911
County of Wake NC RB, Series A, 5.00%, 12/01/28 (Call 12/01/26)	65	71,550
North Carolina State University at Raleigh RB, 5.00%, 10/01/28	75	85,238

Security	Par (000)	Value

North Carolina (continued)
State of North Carolina GO
Series A, 5.00%, 06/01/28	$230	$261,794
Series A, 5.00%, 06/01/29 (Call 06/01/28)	150	170,260
State of North Carolina RB
5.00%, 03/01/28	175	195,228
Series B, 5.00%, 05/01/28 (Call 05/01/27)	150	166,559

		1,323,202

Ohio — 3.2%
American Municipal Power Inc. RB, Series A, 5.00%, 02/15/28 (Call 02/15/26)	100	108,207
City of Columbus OH GO, Series A, 5.00%, 04/01/31 (Call 10/01/28)	410	464,343
County of Franklin OH Sales Tax Revenue RB, 4.00%, 06/01/31 (Call 06/01/28)	110	118,231
Ohio Turnpike & Infrastructure Commission RB, Series A, 5.00%, 02/15/28 (Call 02/15/27)	135	149,259
Ohio Water Development Authority RB
5.00%, 06/01/28 (Call 03/01/28)	170	191,814
5.00%, 12/01/28	100	114,179
5.00%, 12/01/28 (Call 12/01/26)	95	104,982
Series A, 5.00%, 06/01/28	145	164,345
State of Ohio GO
5.00%, 09/01/28	150	170,271
Series B, 5.00%, 09/01/28	130	147,568
Series B, 5.00%, 09/15/28	40	45,431
Series S, 5.00%, 05/01/28 (Call 05/01/26)	260	283,829
Series V, 5.00%, 05/01/32 (Call 05/01/28)	50	55,990
State of Ohio RB
Series A, 5.00%, 04/01/28	115	129,557
Series C, 5.00%, 12/01/28 (Call 12/01/26)	135	148,571

		2,396,577

Oklahoma — 0.1%
Oklahoma Capitol Improvement Authority RB, 5.00%, 07/01/28	25	28,128
Oklahoma Department of Transportation RB, Series A, 5.00%, 09/01/28	50	56,107

		84,235

Oregon — 1.0%
City of Portland OR GOL, Series B, 5.00%, 06/15/29 (Call 06/15/28)	145	164,679
City of Portland OR Sewer System Revenue RB, Series A, 5.00%, 05/01/28 (Call 05/01/26)	100	109,165
Oregon Health & Science University RB, Series A, 5.00%, 07/01/28	135	150,194
Salem-Keizer School District No. 24J GO, Series B, 0.00%, 06/15/28 (GTD)(a)	90	74,144
State of Oregon GO
Series A, 5.00%, 05/01/28	40	45,233
Series D, 5.00%, 06/01/28	155	175,493
Series Q, 5.00%, 05/01/28 (Call 05/01/26)	60	65,523

		784,431

Pennsylvania — 2.0%
City of Philadelphia PA Water & Wastewater Revenue RB, Series B, 5.00%, 11/01/28 (Call 11/01/27)	120	133,575
Commonwealth of Pennsylvania GO
First Series, 5.00%, 01/01/28 (Call 01/01/27)	305	335,275
Second Series, 5.00%, 09/15/28 (Call 09/15/26)	250	272,649
Series 1, 5.00%, 02/01/28 (Call 02/01/26)	140	151,438
County of Chester PA GO, Series A, 4.00%, 07/15/28 (Call 07/15/26)	105	110,586

94	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® iBonds® Dec 2028 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pennsylvania (continued)
Pennsylvania Turnpike Commission RB
Second Series, 5.00%, 12/01/28 (Call 12/01/27)	$110	$121,736
Series A, 5.25%, 07/15/28 (AGM)	320	367,705
Pittsburgh Water & Sewer Authority RB, Series A, 5.00%, 09/01/28 (Call 09/01/27) (AGM)	30	33,350

		1,526,314

Rhode Island — 0.5%
Rhode Island Commerce Corp. RB, 5.00%, 05/15/28	200	221,701
State of Rhode Island GO, Series B, 5.00%, 08/01/28 (Call 08/01/27)	125	139,769

		361,470

South Carolina — 0.9%
County of Beaufort SC GO, Series A, 5.00%, 02/01/28 (Call 02/01/27) (SAW)	120	132,734
County of Charleston SC GO, Series B, 5.00%, 11/01/28	100	114,429
South Carolina Transportation Infrastructure Bank RB 5.00%, 10/01/28	150	169,533
Series A, 5.00%, 10/01/29 (Call 10/01/28)	130	146,246
State of South Carolina GO, Series A, 5.00%, 04/01/28 (Call 10/01/27) (SAW)	110	123,714

		686,656

Tennessee — 2.2%
City of Clarksville TN Water Sewer & Gas Revenue RB, 5.00%, 02/01/28 (Call 02/01/26)	100	108,481
City of Memphis TN Sanitary Sewerage System Revenue RB, Series B, 5.00%, 10/01/28	190	215,578
County of Hamilton TN GO
5.00%, 04/01/29 (Call 04/01/28)	100	112,924
Series A, 5.00%, 04/01/28	50	56,592
Metropolitan Government of Nashville & Davidson County TN Electric Revenue RB, Series A, 5.00%, 05/15/28 (Call 05/15/27)	110	122,219
Metropolitan Government of Nashville & Davidson County TN GO
4.00%, 01/01/28 (Call 07/01/26)	90	94,573
4.00%, 07/01/28	110	118,156
5.00%, 01/01/28 (Call 07/01/26)	170	185,986
5.00%, 07/01/32 (Call 07/01/28)	75	83,738
State of Tennessee GO
Series A, 5.00%, 02/01/29 (Call 02/01/28)	105	118,444
Series A, 5.00%, 02/01/32 (Call 02/01/28)	75	84,301
Tennessee State School Bond Authority RB
Series A, 5.00%, 11/01/28 (Call 11/01/27)	115	127,596
Series B, 5.00%, 11/01/28 (Call 11/01/27) (ST INTERCEPT)	220	244,098

		1,672,686

Texas — 11.8%
Abilene Independent School District GO, 5.00%, 02/15/28	55	61,853
Aldine Independent School District GO, 5.00%, 02/15/28 (Call 02/15/27) (PSF)	90	99,634
Alvin Independent School District/TX GO, Series A, 5.00%, 02/15/28 (Call 02/15/26) (PSF)	95	103,403
Austin Independent School District GO
5.00%, 08/01/28 (Call 08/01/26) (PSF)	100	109,604
5.00%, 08/01/31 (Call 08/01/28) (PSF)	200	225,981
Board of Regents of the University of Texas System RB, Series H, 5.00%, 08/15/28 (Call 08/15/26)	75	82,419
City of Austin TX GOL, 5.00%, 09/01/28	235	265,735
City of Austin TX Water & Wastewater System Revenue RB, 5.00%, 11/15/28 (Call 11/15/26)	175	192,452

Security	Par (000)	Value

Texas (continued)
City of Dallas TX Waterworks & Sewer System Revenue RB
5.00%, 10/01/28 (Call 10/01/27)	$150	$168,222
Series C, 5.00%, 10/01/29 (Call 10/01/28)	50	56,813
City of Houston TX Combined Utility System Revenue RB
Series A, 0.00%, 12/01/28 (AGM)(a)	170	139,151
Series B, 5.00%, 11/15/28 (Call 11/15/27)	105	116,935
Series D, 5.00%, 11/15/30 (Call 11/15/28)	145	163,344
City of Houston TX GOL, Series A, 5.00%, 03/01/28	150	168,194
City of Lewisville TX GOL, 5.00%, 02/15/30 (Call 02/15/28)	75	84,501
City of San Antonio TX Electric & Gas Systems Revenue RB
4.00%, 02/01/28 (Call 08/01/26)	50	52,517
5.00%, 02/01/28	60	66,900
5.00%, 02/01/28 (Call 08/01/26)	125	136,270
City of San Antonio TX GOL
5.00%, 08/01/28	75	84,940
5.00%, 08/01/28 (Call 08/01/27)	95	105,928
County of Harris TX GOL, 5.00%, 10/01/28	100	113,777
Dallas Independent School District, GO, Series A, 5.00%, 02/15/28	250	281,295
Fort Bend Independent School District GO
Series B, 4.00%, 02/15/32 (Call 02/15/28) (PSF)	60	63,135
Series C, 5.00%, 08/15/28 (PSF)	50	56,596
Frisco Independent School District GO, 5.00%, 08/15/28 (PSF)	300	340,321
Georgetown Independent School District GO, Series A, 5.00%, 08/15/29 (Call 08/15/28) (PSF)	105	119,220
Grand Parkway Transportation Corp. RB, Series A, 5.00%, 10/01/30 (Call 04/01/28)	130	144,605
Grand Prairie Independent School District GO, Series A, 5.00%, 02/15/28 (Call 08/15/26) (PSF)	80	87,777
Harris County Toll Road Authority (The) RB, Series A, 5.00%, 08/15/32 (Call 02/15/28)	105	117,112
Houston Independent School District GOL, 5.00%, 07/15/29 (Call 07/15/28)	120	135,575
Katy Independent School District GO, 5.00%, 02/15/31 (Call 02/15/28) (PSF)	125	140,111
Killeen Independent School District GO, 5.00%, 02/15/30 (Call 02/15/28) (PSF)	280	314,672
Klein Independent School District GO, 5.00%, 08/01/28 (Call 08/01/26) (PSF)	185	202,378
Laredo Independent School District GO, 5.00%, 08/01/28 (Call 08/01/27) (PSF)	110	122,997
Leander Independent School District GO, Series A, 5.00%, 08/15/31 (Call 02/15/28) (PSF)	190	212,770
Lewisville Independent School District GO, 5.00%, 08/15/32 (Call 08/15/28) (PSF)	250	281,119
Lone Star College System GOL, 5.00%, 02/15/28 (Call 02/15/26) .	15	16,287
North East Independent School District/TX GO, 5.00%, 08/01/30 (Call 08/01/28) (PSF)	50	56,571
North Texas Municipal Water District RB, 5.00%, 06/01/28 (Call 06/01/26)	95	103,937
North Texas Tollway Authority RB
First Series, 0.00%, 01/01/28(a)	220	182,789
Series B, 5.00%, 01/01/28	170	188,883
Northside Independent School District GO
5.00%, 08/15/28 (Call 08/15/27) (PSF)	150	167,742
5.00%, 08/15/31 (Call 08/15/28) (PSF)	150	168,389
Pflugerville Independent School District GO, Series A, 5.00%, 02/15/30 (Call 02/15/28) (PSF)	55	61,405
Richardson Independent School District GO, 5.00%, 02/15/30 (Call 02/15/28) (PSF)	200	224,766

S C H E D U L E O F I N V E S T M E N T S	95

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® iBonds® Dec 2028 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Round Rock Independent School District GO
5.00%, 08/01/31 (Call 08/01/28) (PSF)	$105	$118,447
5.00%, 08/01/32 (Call 08/01/28) (PSF)	100	112,629
Series A, 5.00%, 08/01/28 (PSF)	145	163,773
San Antonio Independent School District/TX GO
5.00%, 08/15/29 (Call 08/15/28) (PSF)	100	113,357
5.00%, 08/15/32 (Call 08/15/28) (PSF)	200	225,386
San Antonio Water System RB, 5.00%, 05/15/28	195	219,940
Spring Independent School District GO, 5.00%, 08/15/32 (Call 08/15/28) (PSF)	215	242,422
State of Texas GO, Series A, 5.00%, 08/01/29 (Call 08/01/28)	150	169,206
Temple Independent School District/TX GO, 4.00%, 02/01/28 (Call 02/01/27) (PSF)	110	116,717
Texas A&M University RB, Series E, 5.00%, 05/15/28 (Call 05/15/27)	100	110,810
Texas Transportation Commission State Highway Fund RB,
5.00%, 10/01/28 (Call 10/01/26)	95	104,676
Texas Water Development Board RB
Series A, 5.00%, 10/15/28 (Call 04/15/28)	100	112,441
Series A, 5.00%, 10/15/31 (Call 04/15/28)	100	112,278
Series B, 5.00%, 04/15/28	100	112,600
Series B, 5.00%, 10/15/29 (Call 10/15/28)	35	39,747
Series B, 5.00%, 04/15/31 (Call 10/15/28)	85	96,319
Series B, 5.00%, 10/15/31 (Call 10/15/28)	200	226,443
Trinity River Authority Central Regional Wastewater System Revenue RB, 5.00%, 08/01/32 (Call 08/01/28)	100	112,020

		8,898,236

Utah — 1.8%
Alpine School District/UT GO, Series B, 5.00%, 03/15/28 (Call 03/15/27) (GTD)	225	250,304
City of Provo UT GO, 5.00%, 02/01/30 (Call 08/01/28)	100	113,306
Salt Lake City Corp. RB, 5.00%, 02/01/28 (Call 02/01/27)	265	294,180
State of Utah GO
5.00%, 07/01/28	170	193,751
Series B, 5.00%, 07/01/28	90	102,574
University of Utah (The) RB
Series A, 5.00%, 08/01/28 (Call 08/01/27) (SAP)	150	166,217
Series B-1, 5.00%, 08/01/28 (Call 08/01/27) (SAP)	155	171,757
Utah Water Finance Agency RB, Series A, 5.00%, 03/01/28 (Call 03/01/27)	35	38,759

		1,330,848

Virginia — 4.0%
City of Virginia Beach VA GO, 5.00%, 04/01/30 (Call 04/01/28)	120	135,397
Commonwealth of Virginia GO, Series A, 5.00%, 06/01/30 (Call 06/01/28)	220	250,966
County of Arlington VA GO, 5.00%, 08/15/29 (Call 08/15/28)	125	142,784
County of Chesterfield VA GO, Series A, 5.00%, 01/01/29 (Call 01/01/28) (SAW)	55	61,930
County of Fairfax VA GO
Series A, 5.00%, 10/01/28 (Call 04/01/27) (SAW)	50	55,593
Series A, 5.00%, 10/01/28 (Call 04/01/28) (SAW)	150	169,878
Series A, 5.00%, 10/01/30 (Call 04/01/28) (SAW)	100	112,216
Fairfax County Industrial Development Authority RB, 5.00%, 05/15/28	200	224,160
Hampton Roads Transportation Accountability Commission RB, Series A, 5.00%, 07/01/28	155	175,144
Virginia College Building Authority RB
5.00%, 02/01/28 (Call 02/01/27)	110	121,465
Series A, 5.00%, 09/01/28 (Call 09/01/26) (ST INTERCEPT)	75	82,323

Security	Par (000)	Value

Virginia (continued)
Series A, 5.00%, 09/01/28 (PR 09/01/26) (ST INTERCEPT)	$5	$5,497
Series B, 5.00%, 02/01/28	110	123,332
Series E, 5.00%, 02/01/29 (Call 02/01/28)	160	179,307
Series E, 5.00%, 02/01/30 (Call 02/01/28)	130	145,282
Virginia Commonwealth Transportation Board RB
5.00%, 03/15/32 (Call 09/15/28)	85	94,884
Series A, 5.00%, 05/15/28 (Call 11/15/27)	25	27,801
Virginia Public Building Authority RB
5.00%, 08/01/28	80	90,113
Series A, 5.00%, 08/01/28	275	309,763
Virginia Public School Authority RB
5.00%, 03/01/28 (SAW)	20	22,598
Series B, 5.00%, 08/01/28 (Call 08/01/27) (SAW)	165	183,468
Virginia Resources Authority RB
5.00%, 11/01/28	95	108,220
Series A, 5.00%, 11/01/28	80	91,133
Series A, 5.00%, 11/01/30 (Call 11/01/28)	115	131,242

		3,044,496

Washington — 5.2%
Auburn School District No. 408 of King & Pierce Counties GO, 5.00%, 12/01/28 (Call 12/01/27) (GTD)	40	45,035
Central Puget Sound Regional Transit Authority RB, Series S-1, 5.00%, 11/01/28 (Call 11/01/26)	100	110,126
City of Everett WA Water & Sewer Revenue RB, 5.00%, 12/01/28 (Call 12/01/26)	50	55,254
City of Seattle WA Drainage & Wastewater Revenue RB, 4.00%, 07/01/28 (Call 07/01/27)	150	159,783
City of Seattle WA GOL, 5.00%, 12/01/28	75	85,634
City of Seattle WA Municipal Light & Power Revenue RB
Series A, 5.00%, 04/01/28	125	140,823
Series B, 5.00%, 04/01/28 (Call 04/01/26)	70	76,296
Series C, 4.00%, 10/01/28 (Call 10/01/26)	65	68,647
City of Tacoma WA Electric System Revenue RB, 5.00%, 01/01/28 (Call 01/01/27)	30	33,130
Clark County School District No. 37 Vancouver GO, 5.00%, 12/01/28 (GTD)	130	148,686
County of King WA GOL, 5.00%, 07/01/28	120	136,398
County of King WA Sewer Revenue RB
Series B, 5.00%, 07/01/28	100	113,057
Series B, 5.00%, 07/01/29 (Call 07/01/28)	110	124,343
County of Spokane WA GOL, Series B, 5.00%, 12/01/28	130	147,844
Energy Northwest RB
5.00%, 07/01/28	380	428,926
Series A, 5.00%, 07/01/28 (Call 07/01/27)	125	138,891
Series C, 5.00%, 07/01/30 (Call 07/01/28)	125	140,504
King & Snohomish Counties School District No. 417 Northshore GO, 5.00%, 12/01/29 (Call 06/01/28) (GTD)	145	163,644
King County School District No. 405 Bellevue GO, 5.00%, 12/01/28 (Call 12/01/26) (GTD)	10	11,042
King County School District No. 414 Lake Washington GO, 4.00%, 12/01/28 (Call 06/01/26) (GTD)	50	52,581
Port of Seattle WA RB
5.00%, 05/01/28 (Call 05/01/27)	100	110,601
5.00%, 06/01/28	100	111,437
State of Washington COP, Series B, 5.00%, 07/01/30 (Call 07/01/28)	180	202,326
State of Washington GO
Series 2017-A, 5.00%, 08/01/28 (Call 08/01/26)	120	131,323
Series B, 5.00%, 08/01/28 (Call 08/01/26)	90	98,492
Series C, 0.00%, 06/01/28 (NPFGC)(a)	75	62,541

96	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® iBonds® Dec 2028 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Washington (continued)
Series C, 5.00%, 02/01/30 (Call 02/01/28)	$220	$246,482
Series D, 5.00%, 02/01/31 (Call 02/01/28)	105	117,332
Series R, 5.00%, 08/01/28 (Call 08/01/26)	130	142,267
University of Washington RB, Series C, 5.00%, 04/01/28	240	269,403
Washington State University RB, 5.00%, 10/01/28 (Call 04/01/26)	50	54,110

		3,926,958

West Virginia — 0.9%
State of West Virginia GO
Series A, 5.00%, 06/01/28	60	67,574
Series B, 5.00%, 06/01/31 (Call 06/01/28)	235	261,783
Series B, 5.00%, 12/01/32 (Call 06/01/28)	75	83,352
West Virginia Commissioner of Highways RB, Series A, 5.00%, 09/01/28 (Call 09/01/27)	160	178,706
West Virginia State School Building Authority Lottery Revenue RB, Series A, 5.00%, 07/01/30 (Call 07/01/28)	75	84,348

		675,763

Wisconsin — 0.8%
Milwaukee Metropolitan Sewerage District GO, 4.00%, 10/01/28	75	80,938
State of Wisconsin GO
5.00%, 11/01/28 (Call 05/01/27)	50	55,498
Series 2, 5.00%, 11/01/28 (Call 05/01/26)	125	135,960
Series 3, 5.00%, 11/01/28 (Call 05/01/27)	155	172,044

Security	Par/ Shares (000)	Value

Wisconsin (continued)
State of Wisconsin RB, 5.00%, 05/01/28 (Call 05/01/27)	$115	$127,816

		572,256

Total Municipal Debt Obligations — 98.6% (Cost: $80,486,853)		74,524,600

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Liquidity Funds: MuniCash, 0.25%(b)(c)	133	133,241

Total Short-Term Investments — 0.2% (Cost: $133,230)		133,241

Total Investments in Securities — 98.8% (Cost: $80,620,083)		74,657,841

Other Assets, Less Liabilities — 1.2%		909,402

Net Assets — 100.0%		$75,567,243

(a)	Zero-coupon bond.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/22	Shares Held at 04/30/22 (000)	Income	Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds: MuniCash	$450,507	$—	$(317,070	)(a)	$(200)	$4	$133,241	133	$131	$—

(a)	Represents net amount purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Municipal Debt Obligations	$—	$74,524,600	$—	$74,524,600
Money Market Funds	133,241	—	—	133,241

	$133,241	$74,524,600	$—	$74,657,841

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	97

Statements of Assets and Liabilities  (unaudited)

April 30, 2022

	iShares iBonds Dec 2022 Term Muni Bond ETF	iShares iBonds Dec 2023 Term Muni Bond ETF	iShares iBonds Dec 2024 Term Muni Bond ETF

ASSETS
Investments in securities, at value:
Unaffiliated(a)	$382,539,041	$378,622,069	$306,152,164
Affiliated(b)	2,777,241	3,744,155	2,089,789
Receivables:
Dividends	587	581	515
Interest	5,235,468	5,365,156	4,174,909

Total assets	390,552,337	387,731,961	312,417,377

LIABILITIES
Bank overdraft	51	—	—
Payables:
Investments purchased	3,332,962	2,613,680	1,138,125
Investment advisory fees	55,720	54,681	44,378

Total liabilities	3,388,733	2,668,361	1,182,503

NET ASSETS	$387,163,604	$385,063,600	$311,234,874

NET ASSETS CONSIST OF:
Paid-in capital	$387,053,339	$388,280,802	$318,864,209
Accumulated earnings (loss)	110,265	(3,217,202)	(7,629,335)

NET ASSETS	$387,163,604	$385,063,600	$311,234,874

Shares outstanding	14,950,000	15,200,000	12,100,000

Net asset value	$25.90	$25.33	$25.72

Shares authorized	Unlimited	Unlimited	Unlimited

Par value	None	None	None

(a) Investments, at cost — Unaffiliated	$382,762,194	$382,171,947	$314,039,152
(b) Investments, at cost — Affiliated	$2,777,072	$3,744,050	$2,089,721

See notes to financial statements.

98	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities  (unaudited) (continued)

April 30, 2022

	iShares iBonds Dec 2025 Term Muni Bond ETF	iShares iBonds Dec 2026 Term Muni Bond ETF	iShares iBonds Dec 2027 Term Muni Bond ETF	iShares iBonds Dec 2028 Term Muni Bond ETF

ASSETS
Investments in securities, at value:
Unaffiliated(a)	$197,845,943	$152,827,614	$85,158,661	$74,524,600
Affiliated(b)	525,124	615,378	735,052	133,241
Receivables:
Capital shares sold	—	1,251,521	—	—
Dividends	215	218	284	63
Interest	2,636,877	2,009,548	1,162,139	920,487

Total assets	201,008,159	156,704,279	87,056,136	75,578,391

LIABILITIES
Payables:
Investments purchased	—	1,549,258	55,581	—
Investment advisory fees	28,978	22,528	12,423	11,148

Total liabilities	28,978	1,571,786	68,004	11,148

NET ASSETS	$200,979,181	$155,132,493	$86,988,132	$75,567,243

NET ASSETS CONSIST OF:
Paid-in capital	$210,390,701	$164,986,984	$92,780,055	$81,441,282
Accumulated loss	(9,411,520)	(9,854,491)	(5,791,923)	(5,874,039)

NET ASSETS	$200,979,181	$155,132,493	$86,988,132	$75,567,243

Shares outstanding	7,650,000	6,200,000	3,500,000	3,050,000

Net asset value	$26.27	$25.02	$24.85	$24.78

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Investments, at cost — Unaffiliated	$207,423,457	$162,809,621	$91,018,153	$80,486,853
(b) Investments, at cost — Affiliated	$525,071	$615,316	$734,978	$133,230

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	99

Statements of Operations  (unaudited)

Six Months Ended April 30, 2022

	iShares iBonds Dec 2022 Term Muni Bond ETF	iShares iBonds Dec 2023 Term Muni Bond ETF	iShares iBonds Dec 2024 Term Muni Bond ETF	iShares iBonds Dec 2025 Term Muni Bond ETF

INVESTMENT INCOME
Dividends — Affiliated	$754	$774	$917	$554
Interest — Unaffiliated	2,521,355	2,172,329	1,352,968	829,791

Total investment income	2,522,109	2,173,103	1,353,885	830,345

EXPENSES
Investment advisory fees	336,132	311,024	233,734	172,007
Professional fees	217	217	—	—

Total expenses	336,349	311,241	233,734	172,007

Net investment income	2,185,760	1,861,862	1,120,151	658,338

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	1,426	—	(5,098)	—
Investments — Affiliated	(439)	(253)	(345)	(521)

Net realized gain (loss)	987	(253)	(5,443)	(521)

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	(3,424,596)	(8,872,326)	(11,801,995)	(11,599,971)
Investments — Affiliated	151	105	59	53

Net change in unrealized appreciation (depreciation)	(3,424,445)	(8,872,221)	(11,801,936)	(11,599,918)

Net realized and unrealized loss	(3,423,458)	(8,872,474)	(11,807,379)	(11,600,439)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,237,698)	$(7,010,612)	$(10,687,228)	$(10,942,101)

See notes to financial statements.

100	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations  (unaudited) (continued)

Six Months Ended April 30, 2022

	iShares iBonds Dec 2026 Term Muni Bond ETF	iShares iBonds Dec 2027 Term Muni Bond ETF	iShares iBonds Dec 2028 Term Muni Bond ETF

INVESTMENT INCOME
Dividends — Affiliated	$364	$382	$131
Interest — Unaffiliated	598,109	393,227	481,144

Total investment income	598,473	393,609	481,275

EXPENSES
Investment advisory fees	130,642	66,899	68,705

Total expenses	130,642	66,899	68,705

Net investment income	467,831	326,710	412,570

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(38,788)	(7,435)	—
Investments — Affiliated	(25)	385	(200)

Net realized loss	(38,813)	(7,050)	(200)

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	(10,477,165)	(6,323,322)	(6,893,871)
Investments — Affiliated	56	74	4

Net change in unrealized appreciation (depreciation)	(10,477,109)	(6,323,248)	(6,893,867)

Net realized and unrealized loss	(10,515,922)	(6,330,298)	(6,894,067)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(10,048,091)	$(6,003,588)	$(6,481,497)

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	101

Statements of Changes in Net Assets

	iShares iBonds Dec 2022 Term Muni Bond ETF

	Six Months Ended 04/30/22 (unaudited)	Year Ended 10/31/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$2,185,760	$4,669,814
Net realized gain	987	4,697
Net change in unrealized appreciation (depreciation)	(3,424,445)	(3,578,887)

Net increase (decrease) in net assets resulting from operations	(1,237,698)	1,095,624

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(2,343,535)	(4,579,553)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	11,638,106	26,361,381

NET ASSETS
Total increase in net assets	8,056,873	22,877,452
Beginning of period	379,106,731	356,229,279

End of period	$387,163,604	$379,106,731

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

102	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets  (continued)

	iShares iBonds Dec 2023 Term Muni Bond ETF		iShares iBonds Dec 2024 Term Muni Bond ETF

	Six Months Ended 04/30/22 (unaudited)	Year Ended 10/31/21	Six Months Ended 04/30/22 (unaudited)	Year Ended 10/31/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$1,861,862	$3,591,126	$1,120,151	$1,952,590
Net realized gain (loss)	(253)	(2,551)	(5,443)	343
Net change in unrealized appreciation (depreciation)	(8,872,221)	(2,371,071)	(11,801,936)	(1,200,840)

Net increase (decrease) in net assets resulting from operations	(7,010,612)	1,217,504	(10,687,228)	752,093

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(1,842,388)	(3,555,641)	(1,031,947)	(1,922,743)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	57,441,876	62,734,199	79,720,722	64,837,544

NET ASSETS
Total increase in net assets	48,588,876	60,396,062	68,001,547	63,666,894
Beginning of period	336,474,724	276,078,662	243,233,327	179,566,433

End of period	$385,063,600	$336,474,724	$311,234,874	$243,233,327

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	103

Statements of Changes in Net Assets  (continued)

	iShares iBonds Dec 2025 Term Muni Bond ETF		iShares iBonds Dec 2026 Term Muni Bond ETF

	Six Months Ended 04/30/22 (unaudited)	Year Ended 10/31/21	Six Months Ended 04/30/22 (unaudited)	Year Ended 10/31/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$658,338	$1,107,607	$467,831	$639,208
Net realized gain (loss)	(521)	(178)	(38,813)	41,109
Net change in unrealized appreciation (depreciation)	(11,599,918)	(996,091)	(10,477,109)	(581,422)

Net increase (decrease) in net assets resulting from operations	(10,942,101)	111,338	(10,048,091)	98,895

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(587,939)	(1,083,369)	(415,057)	(601,032)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	30,018,875	64,441,736	42,393,975	60,707,292

NET ASSETS
Total increase in net assets	18,488,835	63,469,705	31,930,827	60,205,155
Beginning of period	182,490,346	119,020,641	123,201,666	62,996,511

End of period	$200,979,181	$182,490,346	$155,132,493	$123,201,666

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

104	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets  (continued)

	iShares iBonds Dec 2027 Term Muni Bond ETF		iShares iBonds Dec 2028 Term Muni Bond ETF

	Six Months Ended 04/30/22 (unaudited)	Year Ended 10/31/21	Six Months Ended 04/30/22 (unaudited)	Year Ended 10/31/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$326,710	$441,621	$412,570	$682,129
Net realized loss	(7,050)	(893)	(200)	(47)
Net change in unrealized appreciation (depreciation)	(6,323,248)	(362,379)	(6,893,867)	(391,177)

Net increase (decrease) in net assets resulting from operations	(6,003,588)	78,349	(6,481,497)	290,905

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(292,044)	(428,577)	(387,199)	(668,473)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	31,481,516	24,465,240	10,702,687	20,585,468

NET ASSETS
Total increase in net assets	25,185,884	24,115,012	3,833,991	20,207,900
Beginning of period	61,802,248	37,687,236	71,733,252	51,525,352

End of period	$86,988,132	$61,802,248	$75,567,243	$71,733,252

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	105

Financial Highlights

(For a share outstanding throughout each period)

	iShares iBonds Dec 2022 Term Muni Bond ETF

	Six Months Ended 04/30/22 (unaudited)		Year Ended 10/31/21		Year Ended 10/31/20		Year Ended 10/31/19		Year Ended 10/31/18		Year Ended 10/31/17

Net asset value, beginning of period	$26.15		$26.39		$26.16		$25.29		$25.97		$26.12

Net investment income(a)	0.15		0.33		0.38		0.41		0.39		0.37
Net realized and unrealized gain (loss)(b)		(0.24)	(0.25)		0.23		0.86		(0.70)		(0.17)

Net increase (decrease) from investment operations		(0.09)	0.08		0.61		1.27		(0.31)		0.20

Distributions(c)
From net investment income		(0.16)	(0.32)			(0.38)		(0.40)	(0.37)		(0.35)

Total distributions		(0.16)	(0.32)			(0.38)		(0.40)	(0.37)		(0.35)

Net asset value, end of period	$25.90		$26.15		$26.39		$26.16		$25.29		$25.97

Total Return(d)
Based on net asset value	(0.32	)%(e)	0.27%			2.33%		5.04%	(1.18)%		0.78%

Ratios to Average Net Assets(f)
Total expenses	0.18	%(g)	0.18%			0.18%		0.18%	0.18%		0.18%

Net investment income	1.17	%(g)	1.24%			1.43%		1.56%	1.52%		1.43%

Supplemental Data
Net assets, end of period (000)	$387,164		$379,107		$356,229		$329,633		$232,703		$153,237

Portfolio turnover rate(h)	14	%(e)	0	%(i)	0	%(i)	0	%(i)	0	%(i)	1%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.
(i)	Rounds to less than 1%.

See notes to financial statements.

106	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares iBonds Dec 2023 Term Muni Bond ETF

	Six Months Ended 04/30/22 (unaudited)		Year Ended 10/31/21		Year Ended 10/31/20	Year Ended 10/31/19		Year Ended 10/31/18		Period From 04/11/17 to 10/31/17	(a)

Net asset value, beginning of period	$25.98		$26.17		$25.79	$24.68		$25.41		$25.00

Net investment income(b)	0.14		0.30		0.39	0.45		0.43		0.20
Net realized and unrealized gain (loss)(c)		(0.65)	(0.19)		0.38	1.10		(0.78)		0.38

Net increase (decrease) from investment operations		(0.51)	0.11		0.77	1.55		(0.35)		0.58

Distributions(d)
From net investment income		(0.14)	(0.30)		(0.39)		(0.44)	(0.38)		(0.17)

Total distributions		(0.14)	(0.30)		(0.39)		(0.44)	(0.38)		(0.17)

Net asset value, end of period	$25.33		$25.98		$26.17	$25.79		$24.68		$25.41

Total Return(e)
Based on net asset value	(1.98	)%(f)	0.43%		3.02%		6.31%	(1.37)%		2.32	%(f)

Ratios to Average Net Assets(g)
Total expenses	0.18	%(h)	0.18%		0.18%		0.18%	0.18%		0.18	%(h)

Net investment income	1.08	%(h)	1.15%		1.49%		1.75%	1.72%		1.40	%(h)

Supplemental Data
Net assets, end of period (000)	$385,064		$336,475		$276,079	$215,376		$115,977		$25,407

Portfolio turnover rate(i)	0	%(f)	0	%(j)	1%	0	%(j)	0	%(j)	0	%(f)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.
(j)	Rounds to less than 1%.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	107

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares iBonds Dec 2024 Term Muni Bond ETF

	Six Months Ended 04/30/22 (unaudited)		Year Ended 10/31/21	Year Ended 10/31/20		Year Ended 10/31/19		Period From 03/20/18 to 10/31/18	(a)

Net asset value, beginning of period	$26.88		$27.00	$26.38		$24.90		$24.98

Net investment income(b)	0.11		0.24	0.36		0.48		0.32
Net realized and unrealized gain (loss)(c)		(1.16)	(0.12)	0.62		1.48		(0.15)

Net increase (decrease) from investment operations		(1.05)	0.12	0.98		1.96		0.17

Distributions(d)
From net investment income		(0.11)	(0.24)		(0.36)		(0.48)	(0.25)
From net realized gain	—		—	(0.00	)(e)	—		—

Total distributions		(0.11)	(0.24)		(0.36)		(0.48)	(0.25)

Net asset value, end of period	$25.72		$26.88	$27.00		$26.38		$24.90

Total Return(f)
Based on net asset value	(3.90	)%(g)	0.42%		3.75%		7.91%	0.70	%(g)

Ratios to Average Net Assets(h)
Total expenses	0.18	%(i)	0.18%		0.18%		0.18%	0.18	%(i)

Net investment income	0.86	%(i)	0.90%		1.35%		1.85%	2.08	%(i)

Supplemental Data
Net assets, end of period (000)	$311,235		$243,233	$179,566		$104,214		$23,654

Portfolio turnover rate(j)	0	%(g)(k)	0%	0	%(k)	0	%(k)	0	%(g)(k)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Rounds to less than $0.01.
(f)	Where applicable, assumes the reinvestment of distributions.
(g)	Not annualized.
(h)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)	Annualized.
(j)	Portfolio turnover rate excludes in-kind transactions.
(k)	Rounds to less than 1%.

See notes to financial statements.

108	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares iBonds Dec 2025 Term Muni Bond ETF

	Six Months Ended 04/30/22 (unaudited)		Year Ended 10/31/21		Year Ended 10/31/20		Period From 11/13/18 to 10/31/19	(a)

Net asset value, beginning of period	$27.86		$28.00		$27.13		$25.00

Net investment income(b)	0.09		0.20		0.34		0.46
Net realized and unrealized gain (loss)(c)		(1.60)	(0.13)		0.88		2.08

Net increase (decrease) from investment operations		(1.51)	0.07		1.22		2.54

Distributions(d)
From net investment income		(0.08)	(0.21)			(0.35)	(0.41)

Total distributions		(0.08)	(0.21)			(0.35)	(0.41)

Net asset value, end of period	$26.27		$27.86		$28.00		$27.13

Total Return(e)
Based on net asset value	(5.42	)%(f)	0.23%			4.53%	10.22	%(f)

Ratios to Average Net Assets(g)
Total expenses	0.18	%(h)	0.18%			0.18%	0.18	%(h)

Net investment income	0.69	%(h)	0.73%			1.21%	1.76	%(h)

Supplemental Data
Net assets, end of period (000)	$200,979		$182,490		$119,021		$43,407

Portfolio turnover rate(i)	0	%(f)	0	%(j)	0	%(j)	0	%(f)(j)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.
(j)	Rounds to less than 1%.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	109

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares iBonds Dec 2026 Term Muni Bond ETF

	Six Months Ended 04/30/22 (unaudited)		Year Ended 10/31/21	Year Ended 10/31/20	Period From 04/02/19 to 10/31/19	(a)

Net asset value, beginning of period	$26.78		$26.81	$25.89	$25.00

Net investment income(b)	0.08		0.18	0.30	0.21
Net realized and unrealized gain (loss)(c)		(1.76)	(0.03)	0.92	0.87

Net increase (decrease) from investment operations		(1.68)	0.15	1.22	1.08

Distributions(d)
From net investment income		(0.08)	(0.18)	(0.30)	(0.19)

Total distributions		(0.08)	(0.18)	(0.30)	(0.19)

Net asset value, end of period	$25.02		$26.78	$26.81	$25.89

Total Return(e)
Based on net asset value	(6.31	)%(f)	0.54%	4.80%	4.28	%(f)

Ratios to Average Net Assets(g)
Total expenses	0.18	%(h)	0.18%	0.18%	0.18	%(h)

Net investment income	0.64	%(h)	0.66%	1.13%	1.42	%(h)

Supplemental Data
Net assets, end of period (000)	$155,132		$123,202	$62,997	$20,711

Portfolio turnover rate(i)	1	%(f)	2%	0%	0	%(f)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

110	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares iBonds Dec 2027 Term Muni Bond ETF

	Six Months Ended 04/30/22 (unaudited)		Year Ended 10/31/21		Year Ended 10/31/20	Period From 04/09/19 to 10/31/19	(a)

Net asset value, beginning of period	$26.87		$26.92		$25.97	$25.00

Net investment income(b)	0.11		0.24		0.33	0.22
Net realized and unrealized gain (loss)(c)		(2.02)	(0.05)		0.95	0.95

Net increase (decrease) from investment operations		(1.91)	0.19		1.28	1.17

Distributions(d)
From net investment income		(0.11)	(0.24)		(0.33)	(0.20)

Total distributions		(0.11)	(0.24)		(0.33)	(0.20)

Net asset value, end of period	$24.85		$26.87		$26.92	$25.97

Total Return(e)
Based on net asset value	(7.14	)%(f)	0.72%		5.00%	4.63	%(f)

Ratios to Average Net Assets(g)
Total expenses	0.18	%(h)	0.18%		0.18%	0.18	%(h)

Net investment income	0.88	%(h)	0.89%		1.24%	1.53	%(h)

Supplemental Data
Net assets, end of period (000)	$86,988		$61,802		$37,687	$16,877

Portfolio turnover rate(i)	0	%(f)(j)	0	%(j)	0%	0	%(f)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.
(j)	Rounds to less than 1%.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	111

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares iBonds Dec 2028 Term Muni Bond ETF

	Six Months Ended 04/30/22 (unaudited)		Year Ended 10/31/21	Year Ended 10/31/20	Period From 04/16/19 to 10/31/19	(a)

Net asset value, beginning of period	$27.07		$27.12	$26.10	$25.00

Net investment income(b)	0.14		0.30	0.36	0.21
Net realized and unrealized gain (loss)(c)		(2.30)	(0.05)	1.00	1.08

Net increase (decrease) from investment operations		(2.16)	0.25	1.36	1.29

Distributions(d)
From net investment income		(0.13)	(0.30)	(0.34)	(0.19)

Total distributions		(0.13)	(0.30)	(0.34)	(0.19)

Net asset value, end of period	$24.78		$27.07	$27.12	$26.10

Total Return(e)
Based on net asset value	(8.02	)%(f)	0.90%	5.26%	5.15	%(f)

Ratios to Average Net Assets(g)
Total expenses	0.18	%(h)	0.18%	0.18%	0.18	%(h)

Net investment income	1.08	%(h)	1.08%	1.33%	1.49	%(h)

Supplemental Data
Net assets, end of period (000)	$75,567		$71,733	$51,525	$24,796

Portfolio turnover rate(i)	0	%(f)	0%	0%	0	%(f)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

112	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):

iShares ETF	Diversification Classification

iBonds Dec 2022 Term Muni Bond	Diversified
iBonds Dec 2023 Term Muni Bond	Diversified
iBonds Dec 2024 Term Muni Bond	Diversified
iBonds Dec 2025 Term Muni Bond	Diversified
iBonds Dec 2026 Term Muni Bond	Diversified	(a)
iBonds Dec 2027 Term Muni Bond	Diversified	(a)
iBonds Dec 2028 Term Muni Bond	Diversified	(a)

(a)	The Fund’s classification changed from non-diversified to diversified during the reporting period.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche

N O T E S T O F I N A N C I A L S T A T E M E N T S	113

Notes to Financial Statements  (unaudited) (continued)

of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee of 0.18%, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund.

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

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Notes to Financial Statements  (unaudited) (continued)

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended April 30, 2022, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)

iBonds Dec 2022 Term Muni Bond	$1,800,157	$—	$—

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

6.	PURCHASES AND SALES

For the six months ended April 30, 2022, purchases and sales of investments, including mortgage dollar rolls and excluding short-term investments and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales

iBonds Dec 2022 Term Muni Bond	$50,100,610	$70,875,968
iBonds Dec 2023 Term Muni Bond	58,874,412	—
iBonds Dec 2024 Term Muni Bond	82,561,852	158,814
iBonds Dec 2025 Term Muni Bond	32,523,591	—
iBonds Dec 2026 Term Muni Bond	45,089,482	1,059,345
iBonds Dec 2027 Term Muni Bond	31,809,839	214,223
iBonds Dec 2028 Term Muni Bond	11,945,035	—

There were no in-kind transactions for the six months ended April 30, 2022.

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2022, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of October 31, 2021, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring

iBonds Dec 2022 Term Muni Bond	$10,991
iBonds Dec 2023 Term Muni Bond	3,930
iBonds Dec 2024 Term Muni Bond	36
iBonds Dec 2025 Term Muni Bond	28
iBonds Dec 2027 Term Muni Bond	815
iBonds Dec 2028 Term Muni Bond	166

N O T E S T O F I N A N C I A L S T A T E M E N T S	115

Notes to Financial Statements  (unaudited) (continued)

As of April 30, 2022, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

iBonds Dec 2022 Term Muni Bond	$385,539,762	$131,769	$(355,249)	$(223,480)
iBonds Dec 2023 Term Muni Bond	385,915,997	62,481	(3,612,254)	(3,549,773)
iBonds Dec 2024 Term Muni Bond	316,129,046	16,861	(7,903,954)	(7,887,093)
iBonds Dec 2025 Term Muni Bond	207,948,731	2,138	(9,579,802)	(9,577,664)
iBonds Dec 2026 Term Muni Bond	163,425,004	2,930	(9,984,942)	(9,982,012)
iBonds Dec 2027 Term Muni Bond	91,753,212	3,284	(5,862,783)	(5,859,499)
iBonds Dec 2028 Term Muni Bond	80,620,114	16,333	(5,978,606)	(5,962,273)

8.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.

Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.

An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. Although vaccines have been developed and approved for use by various governments, the duration of this pandemic and its effects cannot be determined with certainty.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Funds may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

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Notes to Financial Statements  (unaudited) (continued)

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a Fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates ceased to be published or no longer are representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

9.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 04/30/22		Year Ended 10/31/21

iShares ETF	Shares	Amount	Shares	Amount

iBonds Dec 2022 Term Muni Bond
Shares sold	900,000	$23,349,519	1,300,000	$34,238,031
Shares redeemed	(450,000)	(11,711,413)	(300,000)	(7,876,650)

Net increase	450,000	$11,638,106	1,000,000	$26,361,381

iBonds Dec 2023 Term Muni Bond
Shares sold	2,300,000	$58,732,893	2,400,000	$62,734,199
Shares redeemed	(50,000)	(1,291,017)	—	—

Net increase	2,250,000	$57,441,876	2,400,000	$62,734,199

iBonds Dec 2024 Term Muni Bond
Shares sold	3,100,000	$81,046,816	2,400,000	$64,837,544
Shares redeemed	(50,000)	(1,326,094)	—	—

Net increase	3,050,000	$79,720,722	2,400,000	$64,837,544

iBonds Dec 2025 Term Muni Bond
Shares sold	1,100,000	$30,018,875	2,350,000	$65,849,082
Shares redeemed	—	—	(50,000)	(1,407,346)

Net increase	1,100,000	$30,018,875	2,300,000	$64,441,736

iBonds Dec 2026 Term Muni Bond
Shares sold	1,600,000	$42,393,975	2,250,000	$60,707,292

iBonds Dec 2027 Term Muni Bond
Shares sold	1,200,000	$31,481,516	900,000	$24,465,240

iBonds Dec 2028 Term Muni Bond
Shares sold	400,000	$10,702,687	750,000	$20,585,468

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.

10.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	117

Statement Regarding Liquidity Risk Management Program (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares iBonds Dec 2022 Term Muni Bond ETF, iShares iBonds Dec 2023 Term Muni Bond ETF, iShares iBonds Dec 2024 Term Muni Bond ETF, iShares iBonds Dec 2025 Term Muni Bond ETF, iShares iBonds Dec 2026 Term Muni Bond ETF, iShares iBonds Dec 2027 Term Muni Bond ETF and iShares iBonds Dec 2028 Term Muni Bond ETF (the “Funds” or “ETFs”), each a series of the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.

The Board of Trustees (the “Board”) of the Trust, on behalf of the Funds, met on December 9, 2021 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2020 through September 30, 2021 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish each Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays and the imposition of capital controls in certain non-U.S. countries.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing each Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure, with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size (“RATS”). The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. While the ETFs generally do not engage in borrowing, certain of the ETFs have the flexibility to draw on a line of credit to meet redemption requests or facilitate settlements.

d)

The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs and reviewed any persistent deviations from long-term averages.

e)

The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.

As part of BlackRock’s continuous review of the effectiveness of the Program, the Committee made the following material changes to the Program: (1) updates to certain model components in the Program’s methodology; and (2) certain iShares Funds entered into a $800 million credit agreement with a group of lenders that replaced a previous liquidity facility. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

118	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Supplemental Information  (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

April 30, 2022

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date

iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital		Total Per Share

iBonds Dec 2022 Term Muni Bond	$0.162280	$—	$ —	$0.162280	100%	—%	—%		100%
iBonds Dec 2023 Term Muni Bond(a)	0.137499	—	0.000450	0.137949	100	—	0	(b)	100
iBonds Dec 2024 Term Muni Bond	0.106910	—	—	0.106910	100	—	—		100
iBonds Dec 2025 Term Muni Bond	0.084981	—	—	0.084981	100	—	—		100
iBonds Dec 2026 Term Muni Bond	0.077083	—	—	0.077083	100	—	—		100
iBonds Dec 2027 Term Muni Bond	0.105733	—	—	0.105733	100	—	—		100
iBonds Dec 2028 Term Muni Bond	0.134372	—	—	0.134372	100	—	—		100

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

(b)	Rounds to less than 1%.

S U P P L E M E N T A L I N F O R M A T I O N	119

General Information

Electronic Delivery

Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

120	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Glossary of Terms Used in this Report

Portfolio Abbreviations - Fixed Income

AGC	Assured Guaranty Corp.

AGM	Assured Guaranty Municipal Corp.

AMBAC	Ambac Assurance Corp.

BAM	Build America Mutual Assurance Co.

COP	Certificates of Participation

ETM	Escrowed to Maturity

GO	General Obligation

GOL	General Obligation Limited

GTD	Guaranteed

HERBIP	Higher Education Revenue Bond Intercept Program

MO	Moral Obligation

NPFGC	National Public Finance Guarantee Corp.

PR	Prerefunded

PSF	Permanent School Fund

Q-SBLF	Qualified School Bond Loan Fund

RB	Revenue Bond

SAP	Subject to Appropriations

SAW	State Aid Withholding

SCH BD GTY	School Board Guaranty

SCH BD RES FD	School Board Resolution Fund

SCSDE	South Carolina State Department of Education

ST	Special Tax

TA	Tax Allocation

Counterparty Abbreviations

SC	Scotia Capital (USA) Inc.

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	121

Want to know more?

iShares.com    |     1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2022 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-1015-0422

APRIL 30, 2022

2022 Semi-Annual Report (Unaudited)

iShares Trust

•	iShares iBonds Dec 2022 Term Treasury ETF | IBTB | NASDAQ
•	iShares iBonds Dec 2023 Term Treasury ETF | IBTD | NASDAQ
•	iShares iBonds Dec 2024 Term Treasury ETF | IBTE | NASDAQ
•	iShares iBonds Dec 2025 Term Treasury ETF | IBTF | NASDAQ
•	iShares iBonds Dec 2026 Term Treasury ETF | IBTG | NASDAQ
•	iShares iBonds Dec 2027 Term Treasury ETF | IBTH | NASDAQ
•	iShares iBonds Dec 2028 Term Treasury ETF | IBTI | NASDAQ
•	iShares iBonds Dec 2029 Term Treasury ETF | IBTJ | NASDAQ
•	iShares iBonds Dec 2030 Term Treasury ETF | IBTK | NASDAQ
•	iShares iBonds Dec 2031 Term Treasury ETF | IBTL | NASDAQ

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of April 30, 2022 saw the emergence of significant challenges that disrupted the economic recovery and strong financial markets which characterized 2021. The U.S. economy shrank in the first quarter of 2022, ending the run of robust growth which followed reopening and the development of the COVID-19 vaccines. Rapid changes in consumer spending led to supply constraints and elevated inflation, which reached a 40-year high. Moreover, while the foremost effect of Russia’s invasion of Ukraine has been a severe humanitarian crisis, the invasion has presented challenges for both investors and policymakers.

Equity prices were mixed but mostly down, as persistently high inflation drove investors’ expectations for higher interest rates, particularly weighing on relatively high valuation growth stocks and economically sensitive small-capitalization stocks. Overall, small-capitalization U.S. stocks declined, while large-capitalization U.S. stocks were nearly flat. Both emerging market stocks and international equities from developed markets fell significantly, pressured by rising interest rates and a strengthening U.S. dollar.

The 10-year U.S. Treasury yield (which is inversely related to bond prices) rose during the reporting period as increasing inflation drove investors’ expectations for higher interest rates. The corporate bond market also faced inflationary headwinds, and increasing uncertainty led to higher corporate bond spreads (the difference in yield between U.S. Treasuries and similarly-dated corporate bonds).

The U.S. Federal Reserve (the “Fed”), acknowledging that inflation is growing faster than expected, raised interest rates in March 2022, the first increase of this business cycle. Furthermore, the Fed wound down its bond-buying programs and raised the prospect of reversing the flow and reducing its balance sheet. Continued high inflation and the Fed’s new tone led many analysts to anticipate that the Fed will continue to raise interest rates multiple times throughout the year.

Looking ahead, however, the horrific war in Ukraine has significantly clouded the outlook for the global economy, leading to major volatility in energy and metal markets. Sanctions on Russia, Europe’s top energy supplier, and general wartime disruption are likely to drive already-high commodity prices even higher. We believe sharp increases in energy prices will exacerbate inflationary pressure while also constraining economic growth. Combating inflation without stifling a recovery, while buffering against ongoing supply and price shocks amid the ebb and flow of the pandemic, will be an especially challenging environment for setting effective monetary policy. Despite the likelihood of more rate increases on the horizon, we believe the Fed will err on the side of protecting employment, even at the expense of higher inflation.

In this environment, we favor an overweight to equities, as valuations have become more attractive and inflation-adjusted interest rates remain low. Sectors that are better poised to manage the transition to a lower-carbon world, such as technology and healthcare, are particularly attractive in the long term. We favor U.S. equities due to strong earnings momentum, while Japanese equities should benefit from supportive monetary and fiscal policy. We are underweight credit overall, but inflation-protected U.S. Treasuries, Asian fixed income, and emerging market local-currency bonds offer potential opportunities for additional yield. We believe that international diversification and a focus on sustainability and quality can help provide portfolio resilience.

Overall, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of April 30, 2022
	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	(9.65)%	0.21%

U.S. small cap equities (Russell 2000® Index)	(18.38)	(16.87)

International equities (MSCI Europe, Australasia, Far East Index)	(11.80)	(8.15)

Emerging market equities (MSCI Emerging Markets Index)	(14.15)	(18.33)

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.07	0.08

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(10.29)	(8.86)

U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	(9.47)	(8.51)

Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	(7.90)	(7.88)

U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	(7.40)	(5.22)

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Fund Summary as of April 30, 2022	iShares® iBonds® Dec 2022 Term Treasury ETF

Investment Objective

The iShares iBonds Dec 2022 Term Treasury ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury bonds maturing in 2022, as represented by the ICE 2022 Maturity US Treasury Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns
	6 Months	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	(0.26)%	(0.29)%	1.02%	(0.29)%	2.24%
Fund Market	(0.31)	(0.27)	1.03	(0.27)	2.26
Index	(0.22)	(0.20)	1.11	(0.20)	2.43

The inception date of the Fund was 2/25/20. The first day of secondary market trading was 2/27/20.

On 3/1/2021 the Fund began to track the 4pm pricing variant of the ICE 2022 Maturity US Treasury Index. Historical index data prior to 3/1/2021 is for the 3pm pricing variant of the ICE 2022 Maturity US Treasury Index. Index data on and after 3/1/2021 is for the 4pm pricing variant of the ICE 2022 Maturity US Treasury Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (11/01/21)	Ending Account Value (04/30/22)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/21)	Ending Account Value (04/30/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$997.40	$0.35		$1,000.00	$1,024.40	$0.35		0.07%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Ratings*	Percent of Net Assets
Aaa	97.5%
Short-Term and Other Assets	2.5

FIVE LARGEST HOLDINGS

Security(a)	Percent of Net Assets
U.S. Treasury Note/Bond, 0.13%, 05/31/22	18.6%
U.S. Treasury Note/Bond, 1.75%, 09/30/22	17.8
U.S. Treasury Note/Bond, 1.75%, 06/30/22	12.3
U.S. Treasury Note/Bond, 2.00%, 10/31/22	8.6
U.S. Treasury Note/Bond, 0.13%, 10/31/22	7.3

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

4	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of April 30, 2022	iShares® iBonds® Dec 2023 Term Treasury ETF

Investment Objective

The iShares iBonds Dec 2023 Term Treasury ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury bonds maturing in 2023, as represented by the ICE 2023 Maturity US Treasury Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns
	6 Months	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	(2.04)%	(2.34)%	0.39%	(2.34)%	0.85%
Fund Market	(2.02)	(2.24)	0.43	(2.24)	0.94
Index	(2.01)	(2.26)	0.46	(2.26)	1.00

The inception date of the Fund was 2/25/20. The first day of secondary market trading was 2/27/20.

On 3/1/2021 the Fund began to track the 4pm pricing variant of the ICE 2023 Maturity US Treasury Index. Historical index data prior to 3/1/2021 is for the 3pm pricing variant of the ICE 2023 Maturity US Treasury Index. Index data on and after 3/1/2021 is for the 4pm pricing variant of the ICE 2023 Maturity US Treasury Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (11/01/21)	Ending Account Value (04/30/22)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/21)	Ending Account Value (04/30/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$979.60	$0.34		$1,000.00	$1,024.40	$0.35		0.07%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Ratings*	Percent of Net Assets
Aaa	97.7%
Short-Term and Other Assets	2.3

FIVE LARGEST HOLDINGS

Security(a)	Percent of Net Assets
U.S. Treasury Note/Bond, 2.50%, 08/15/23	18.6%
U.S. Treasury Note/Bond, 2.75%, 05/31/23	18.1
U.S. Treasury Note/Bond, 2.75%, 07/31/23	12.1
U.S. Treasury Note/Bond, 2.88%, 11/30/23	8.5
U.S. Treasury Note/Bond, 2.38%, 01/31/23	6.8

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

F U N D S U M M A R Y	5

Fund Summary as of April 30, 2022	iShares® iBonds® Dec 2024 Term Treasury ETF

Investment Objective

The iShares iBonds Dec 2024 Term Treasury ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury bonds maturing in 2024, as represented by the ICE 2024 Maturity US Treasury Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns
	6 Months	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	(3.96)%	(4.54)%	(0.49)%	(4.54)%	(1.07)%
Fund Market	(3.94)	(4.48)	(0.46)	(4.48)	(1.01)
Index	(3.94)	(4.53)	(0.45)	(4.53)	(0.97)

The inception date of the Fund was 2/25/20. The first day of secondary market trading was 2/27/20.

On 3/1/2021 the Fund began to track the 4pm pricing variant of the ICE 2024 Maturity US Treasury Index. Historical index data prior to 3/1/2021 is for the 3pm pricing variant of the ICE 2024 Maturity US Treasury Index. Index data on and after 3/1/2021 is for the 4pm pricing variant of the ICE 2024 Maturity US Treasury Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (11/01/21)	Ending Account Value (04/30/22)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/21)	Ending Account Value (04/30/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$960.40	$0.34		$1,000.00	$1,024.40	$0.35		0.07%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Ratings*	Percent of Net Assets
Aaa	99.3%
Short-Term and Other Assets	0.7

FIVE LARGEST HOLDINGS

Security(a)	Percent of Net Assets
U.S. Treasury Note/Bond, 0.38%, 09/15/24	19.6%
U.S. Treasury Note/Bond, 1.50%, 09/30/24	17.8
U.S. Treasury Note/Bond, 2.25%, 04/30/24	12.1
U.S. Treasury Note/Bond, 2.50%, 01/31/24	8.2
U.S. Treasury Note/Bond, 0.25%, 03/15/24	7.4

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

6	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of April 30, 2022	iShares® iBonds® Dec 2025 Term Treasury ETF

Investment Objective

The iShares iBonds Dec 2025 Term Treasury ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury bonds maturing in 2025, as represented by the ICE 2025 Maturity US Treasury Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns
	6 Months	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	(5.35)%	(6.09)%	(1.39)%	(6.09)%	(3.00)%
Fund Market	(5.33)	(6.04)	(1.36)	(6.04)	(2.94)
Index	(5.34)	(6.10)	(1.35)	(6.10)	(2.91)

The inception date of the Fund was 2/25/20. The first day of secondary market trading was 2/27/20.

On 3/1/2021 the Fund began to track the 4pm pricing variant of the ICE 2025 Maturity US Treasury Index. Historical index data prior to 3/1/2021 is for the 3pm pricing variant of the ICE 2025 Maturity US Treasury Index. Index data on and after 3/1/2021 is for the 4pm pricing variant of the ICE 2025 Maturity US Treasury Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (11/01/21)	Ending Account Value (04/30/22)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/21)	Ending Account Value (04/30/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,000.00	$0.35		$1,000.00	$1,024.40	$0.35		0.07%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Ratings*	Percent of Net Assets
Aaa	99.1%
Short-Term and Other Assets	0.9

FIVE LARGEST HOLDINGS

Security(a)	Percent of Net Assets
U.S. Treasury Note/Bond, 2.75%, 06/30/25	19.0%
U.S. Treasury Note/Bond, 2.88%, 07/31/25	15.7
U.S. Treasury Note/Bond, 2.63%, 03/31/25	15.1
U.S. Treasury Note/Bond, 3.00%, 10/31/25	11.8
U.S. Treasury Note/Bond, 0.25%, 05/31/25	6.7

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

F U N D S U M M A R Y	7

Fund Summary as of April 30, 2022	iShares® iBonds® Dec 2026 Term Treasury ETF

Investment Objective

The iShares iBonds Dec 2026 Term Treasury ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury bonds maturing in 2026, as represented by the ICE 2026 Maturity US Treasury Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns
	6 Months	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	(6.42)%	(7.12)%	(2.01)%	(7.12)%	(4.34)%
Fund Market	(6.46)	(7.12)	(2.00)	(7.12)	(4.31)
Index	(6.45)	(7.16)	(2.01)	(7.16)	(4.32)

The inception date of the Fund was 2/25/20. The first day of secondary market trading was 2/27/20.

On 3/1/2021 the Fund began to track the 4pm pricing variant of the ICE 2026 Maturity US Treasury Index. Historical index data prior to 3/1/2021 is for the 3pm pricing variant of the ICE 2026 Maturity US Treasury Index. Index data on and after 3/1/2021 is for the 4pm pricing variant of the ICE 2026 Maturity US Treasury Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (11/01/21)	Ending Account Value (04/30/22)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/21)	Ending Account Value (04/30/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$935.80	$0.34		$1,000.00	$1,024.40	$0.35		0.07%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Ratings*	Percent of Net Assets
Aaa	99.4%
Short-Term and Other Assets	0.6

FIVE LARGEST HOLDINGS

Security(a)	Percent of Net Assets
U.S. Treasury Note/Bond, 0.88%, 06/30/26	22.2%
U.S. Treasury Note/Bond, 2.38%, 04/30/26	16.0
U.S. Treasury Note/Bond, 1.88%, 07/31/26	14.6
U.S. Treasury Note/Bond, 2.25%, 03/31/26	13.7
U.S. Treasury Note/Bond, 1.63%, 11/30/26	9.3

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

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Fund Summary as of April 30, 2022	iShares® iBonds® Dec 2027 Term Treasury ETF

Investment Objective

The iShares iBonds Dec 2027 Term Treasury ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury bonds maturing in 2027, as represented by the ICE 2027 Maturity US Treasury Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns
	6 Months	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	(7.21)%	(7.52)%	(2.74)%	(7.52)%	(5.87)%
Fund Market	(7.26)	(7.52)	(2.72)	(7.52)	(5.85)
Index	(7.23)	(7.51)	(2.68)	(7.51)	(5.74)

The inception date of the Fund was 2/25/20. The first day of secondary market trading was 2/27/20.

On 3/1/2021 the Fund began to track the 4pm pricing variant of the ICE 2027 Maturity US Treasury Index. Historical index data prior to 3/1/2021 is for the 3pm pricing variant of the ICE 2027 Maturity US Treasury Index. Index data on and after 3/1/2021 is for the 4pm pricing variant of the ICE 2027 Maturity US Treasury Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (11/01/21)	Ending Account Value (04/30/22)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/21)	Ending Account Value (04/30/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$927.90	$0.33		$1,000.00	$1,024.40	$0.35		0.07%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Ratings*	Percent of Net Assets
Aaa	99.6%
Short-Term and Other Assets	0.4

FIVE LARGEST HOLDINGS

Security(a)	Percent of Net Assets
U.S. Treasury Note/Bond, 2.25%, 08/15/27	23.3%
U.S. Treasury Note/Bond, 0.50%, 08/31/27	18.8
U.S. Treasury Note/Bond, 2.25%, 02/15/27	9.2
U.S. Treasury Note/Bond, 1.50%, 01/31/27	9.0
U.S. Treasury Note/Bond, 1.88%, 02/28/27	6.6

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

F U N D S U M M A R Y	9

Fund Summary as of April 30, 2022	iShares® iBonds® Dec 2028 Term Treasury ETF

Investment Objective

The iShares iBonds Dec 2028 Term Treasury ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury bonds maturing in 2028, as represented by the ICE 2028 Maturity US Treasury Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns
	6 Months	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	(7.87)%	(7.92)%	(3.20)%	(7.92)%	(6.85)%
Fund Market	(7.92)	(7.93)	(3.21)	(7.93)	(6.86)
Index	(7.88)	(7.92)	(3.16)	(7.92)	(6.75)

The inception date of the Fund was 2/25/20. The first day of secondary market trading was 2/27/20.

On 3/1/2021 the Fund began to track the 4pm pricing variant of the ICE 2028 Maturity US Treasury Index. Historical index data prior to 3/1/2021 is for the 3pm pricing variant of the ICE 2028 Maturity US Treasury Index. Index data on and after 3/1/2021 is for the 4pm pricing variant of the ICE 2028 Maturity US Treasury Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (11/01/21)	Ending Account Value (04/30/22)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/21)	Ending Account Value (04/30/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$921.30	$0.33		$1,000.00	$1,024.40	$0.35		0.07%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Ratings*	Percent of Net Assets
Aaa	99.4%
Short-Term and Other Assets	0.6

FIVE LARGEST HOLDINGS

Security(a)	Percent of Net Assets
U.S. Treasury Note/Bond, 2.88%, 05/15/28	10.5%
U.S. Treasury Note/Bond, 1.13%, 02/29/28	9.5
U.S. Treasury Note/Bond, 2.75%, 02/15/28	8.9
U.S. Treasury Note/Bond, 2.88%, 08/15/28	8.8
U.S. Treasury Note/Bond, 1.13%, 08/31/28	8.4

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

10	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of April 30, 2022	iShares® iBonds® Dec 2029 Term Treasury ETF

Investment Objective

The iShares iBonds Dec 2029 Term Treasury ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury bonds maturing in 2029, as represented by the ICE 2029 Maturity US Treasury Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns
	6 Months	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	(8.37)%	(7.89)%	(3.47)%	(7.89)%	(7.41)%
Fund Market	(8.40)	(7.88)	(3.45)	(7.88)	(7.37)
Index	(8.38)	(7.89)	(3.42)	(7.89)	(7.31)

The inception date of the Fund was 2/25/20. The first day of secondary market trading was 2/27/20.

On 3/1/2021 the Fund began to track the 4pm pricing variant of the ICE 2029 Maturity US Treasury Index. Historical index data prior to 3/1/2021 is for the 3pm pricing variant of the ICE 2029 Maturity US Treasury Index. Index data on and after 3/1/2021 is for the 4pm pricing variant of the ICE 2029 Maturity US Treasury Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (11/01/21)	Ending Account Value (04/30/22)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/21)	Ending Account Value (04/30/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$916.30	$0.33		$1,000.00	$1,024.40	$0.35		0.07%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Ratings*	Percent of Net Assets
Aaa	99.1%
Short-Term and Other Assets	0.9

FIVE LARGEST HOLDINGS

Security(a)	Percent of Net Assets
U.S. Treasury Note/Bond, 2.63%, 02/15/29	23.4%
U.S. Treasury Note/Bond, 2.38%, 05/15/29	18.3
U.S. Treasury Note/Bond, 1.75%, 01/31/29	17.9
U.S. Treasury Note/Bond, 1.63%, 08/15/29	14.7
U.S. Treasury Note/Bond, 1.88%, 02/28/29	14.1

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

F U N D S U M M A R Y	11

Fund Summary as of April 30, 2022	iShares® iBonds® Dec 2030 Term Treasury ETF

Investment Objective

The iShares iBonds Dec 2030 Term Treasury ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury bonds maturing in 2030, as represented by the ICE 2030 Maturity US Treasury Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns
	6 Months	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	(9.65)%	(8.45)%	(8.86)%	(8.45)%	(15.35)%
Fund Market	(9.67)	(8.39)	(8.82)	(8.39)	(15.30)
Index	(9.64)	(8.41)	(8.84)	(8.41)	(15.31)

The inception date of the Fund was 7/14/20. The first day of secondary market trading was 7/16/20.

On 3/1/2021 the Fund began to track the 4pm pricing variant of the ICE 2030 Maturity US Treasury Index. Historical index data prior to 3/1/2021 is for the 3pm pricing variant of the ICE 2030 Maturity US Treasury Index. Index data on and after 3/1/2021 is for the 4pm pricing variant of the ICE 2030 Maturity US Treasury Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (11/01/21)	Ending Account Value (04/30/22)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/21)	Ending Account Value (04/30/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$903.50	$0.33		$1,000.00	$1,024.40	$0.35		0.07%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Ratings*	Percent of Net Assets
Aaa	99.3%
Short-Term and Other Assets	0.7

FIVE LARGEST HOLDINGS

Security(a)	Percent of Net Assets
U.S. Treasury Note/Bond, 0.88%, 11/15/30	30.6%
U.S. Treasury Note/Bond, 0.63%, 08/15/30	28.2
U.S. Treasury Note/Bond, 0.63%, 05/15/30	23.0
U.S. Treasury Note/Bond, 1.50%, 02/15/30	17.4

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

12	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of April 30, 2022	iShares® iBonds® Dec 2031 Term Treasury ETF

Investment Objective

The iShares iBonds Dec 2031 Term Treasury ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury bonds maturing in 2031, as represented by the ICE 2031 Maturity US Treasury Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Cumulative Total Returns
	6 Months	Since Inception
Fund NAV	(10.15)%	(10.87)%
Fund Market	(10.25)	(10.91)
Index	(10.11)	(10.82)

The inception date of the Fund was 7/13/21. The first day of secondary market trading was 7/15/21.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (11/01/21)	Ending Account Value (04/30/22)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/21)	Ending Account Value (04/30/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$898.50	$0.33		$1,000.00	$1,024.40	$0.35		0.07%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Ratings*	Percent of Net Assets
Aaa	99.4%
Short-Term and Other Assets	0.6

FIVE LARGEST HOLDINGS

Security(a)	Percent of Net Assets
U.S. Treasury Note/Bond, 1.63%, 05/15/31	27.6%
U.S. Treasury Note/Bond, 1.25%, 08/15/31	25.0
U.S. Treasury Note/Bond, 1.38%, 11/15/31	23.5
U.S. Treasury Note/Bond, 1.13%, 02/15/31	23.3

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

F U N D S U M M A R Y	13

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2) ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.

The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in a Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

14	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) April 30, 2022	iShares® iBonds® Dec 2022 Term Treasury ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations

U.S. Government Obligations — 97.5%
U.S. Treasury Note/Bond
0.13%, 05/31/22	$9,644	$9,641,710
0.13%, 06/30/22	2,412	2,409,479
0.13%, 07/31/22	2,091	2,086,834
0.13%, 08/31/22	205	204,319
0.13%, 09/30/22	668	665,136
0.13%, 10/31/22	3,816	3,790,361
0.13%, 11/30/22	2,116	2,097,700
1.38%, 10/15/22	1,500	1,499,883
1.63%, 12/15/22	2,000	2,000,000
1.75%, 06/30/22	6,367	6,378,607
1.75%, 07/15/22	615	616,129
1.75%, 09/30/22	9,225	9,241,216
1.88%, 09/30/22	1,809	1,812,798
2.00%, 10/31/22	4,434	4,446,325
2.00%, 11/30/22	3,750	3,758,442

		50,648,939

Total U.S. Government Obligations — 97.5% (Cost: $50,791,649)		50,648,939

Security	Shares (000)	Value

Short-Term Investments

Money Market Funds — 8.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.34%(a)(b)	4,145	$4,145,000

Total Short-Term Investments — 8.0% (Cost: $4,145,000)		4,145,000

Total Investments in Securities — 105.5% (Cost: $54,936,649)		54,793,939

Other Assets, Less Liabilities — (5.5)%		(2,858,066)

Net Assets — 100.0%		$51,935,873

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/22	Shares Held at 04/30/22 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$8,459,814	$ —	$(4,314,814	)(a)	$—	$—	$4,145,000	4,145	$2,021	(b)	$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
U.S. Government Obligations	$—	$50,648,939	$—	$50,648,939
Money Market Funds	4,145,000	—	—	4,145,000

	$4,145,000	$50,648,939	$—	$54,793,939

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) April 30, 2022	iShares® iBonds® Dec 2023 Term Treasury ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations

U.S. Government Obligations — 97.7%
U.S. Treasury Note/Bond
0.13%, 03/31/23	$2,108	$2,071,192
0.13%, 04/30/23	4,220	4,135,930
0.13%, 05/31/23	2,714	2,653,677
0.13%, 06/30/23	4,220	4,114,500
0.13%, 07/31/23	3,164	3,076,125
0.13%, 08/15/23	862	836,594
0.13%, 10/15/23	540	521,905
0.13%, 12/15/23	2,349	2,257,426
0.25%, 04/15/23(a)	4,220	4,145,820
0.25%, 11/15/23	1,954	1,886,160
2.38%, 01/31/23	6,424	6,447,889
2.50%, 08/15/23	17,670	17,691,397
2.75%, 05/31/23	17,100	17,193,516
2.75%, 07/31/23	11,400	11,450,320
2.88%, 10/31/23	6,226	6,256,157
2.88%, 11/30/23	8,018	8,054,834

		92,793,442

Total U.S. Government Obligations — 97.7% (Cost: $93,947,951)		92,793,442

Security	Shares (000)	Value

Short-Term Investments

Money Market Funds — 5.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.34%(b)(c)(d)	4,967	$4,967,393

Total Short-Term Investments — 5.2% (Cost: $4,967,393)		4,967,393

Total Investments in Securities — 102.9% (Cost: $98,915,344)		97,760,835

Other Assets, Less Liabilities — (2.9)%		(2,768,873)

Net Assets — 100.0%		$94,991,962

(a)	All or a portion of this security is on loan.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/22	Shares Held at 04/30/22 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$397,000	$4,570,393	(a)	$—	$—	$—	$4,967,393	4,967	$710	(b)	$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
U.S. Government Obligations	$—	$92,793,442	$—	$92,793,442
Money Market Funds	4,967,393	—	—	4,967,393

	$ 4,967,393	$92,793,442	$ —	$97,760,835

See notes to financial statements.

16	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) April 30, 2022	iShares® iBonds® Dec 2024 Term Treasury ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations

U.S. Government Obligations — 99.3%
U.S. Treasury Note/Bond
0.13%, 01/15/24	$9,908	$9,497,452
0.25%, 03/15/24	13,581	12,981,282
0.25%, 06/15/24	3,933	3,730,525
0.38%, 04/15/24	7,678	7,337,793
0.38%, 07/15/24(a)	1,010	957,881
0.38%, 09/15/24	36,665	34,603,932
1.00%, 12/15/24	3,428	3,267,735
1.50%, 09/30/24	32,400	31,398,891
1.50%, 11/30/24	7,648	7,391,365
1.75%, 07/31/24	1,081	1,056,469
2.00%, 04/30/24	9,000	8,875,898
2.13%, 07/31/24	3,847	3,791,746
2.25%, 04/30/24	21,600	21,406,781
2.25%, 11/15/24	1,800	1,772,789
2.38%, 02/29/24	9,979	9,927,844
2.38%, 08/15/24	2,592	2,565,473
2.50%, 01/31/24	14,434	14,394,697

		174,958,553

Total U.S. Government Obligations — 99.3% (Cost: $178,139,697)		174,958,553

Security	Shares (000)	Value

Short-Term Investments

Money Market Funds — 0.6%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.34%(b)(c)(d)	1,017	$1,016,988

Total Short-Term Investments — 0.6% (Cost: $1,016,988)		1,016,988

Total Investments in Securities — 99.9% (Cost: $179,156,685)		175,975,541

Other Assets, Less Liabilities — 0.1%		184,569

Net Assets — 100.0%		$176,160,110

(a)	All or a portion of this security is on loan.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/22	Shares Held at 04/30/22 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$58,000	$958,988	(a)	$—	$—	$—	$1,016,988	1,017	$443	(b)	$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
U.S. Government Obligations	$—	$174,958,553	$—	$174,958,553
Money Market Funds	1,016,988	—	—	1,016,988

	$ 1,016,988	$174,958,553	$ —	$175,975,541

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) April 30, 2022	iShares® iBonds® Dec 2025 Term Treasury ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations

U.S. Government Obligations — 99.1%
U.S. Treasury Note/Bond
0.25%, 05/31/25	$5,250	$4,840,254
0.25%, 06/30/25	2,211	2,033,223
0.25%, 08/31/25	468	428,696
0.25%, 09/30/25	1	1,096
0.25%, 10/31/25	373	339,430
0.38%, 04/30/25	2,105	1,953,703
0.38%, 11/30/25	4,989	4,554,308
1.13%, 01/15/25	3,684	3,516,684
1.13%, 02/28/25	703	669,840
1.50%, 02/15/25	3,158	3,040,122
2.63%, 03/31/25	10,926	10,843,926
2.75%, 06/30/25	13,734	13,666,602
2.88%, 05/31/25	1,053	1,051,349
2.88%, 07/31/25	11,323	11,306,677
3.00%, 09/30/25	4,566	4,575,810
3.00%, 10/31/25	8,467	8,487,606

		71,309,326

Total U.S. Government Obligations — 99.1% (Cost: $74,814,532)		71,309,326

Security	Shares (000)	Value

Short-Term Investments

Money Market Funds — 0.3%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.34%(a)(b)	230	$230,000

Total Short-Term Investments — 0.3% (Cost: $230,000)		230,000

Total Investments in Securities — 99.4% (Cost: $75,044,532)		71,539,326

Other Assets, Less Liabilities — 0.6%		423,678

Net Assets — 100.0%		$71,963,004

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/22	Shares Held at 04/30/22 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$140,000	$90,000(a)	$—	$—	$—	$230,000	230	$205	(b)	$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
U.S. Government Obligations	$—	$71,309,326	$—	$71,309,326
Money Market Funds	230,000	—	—	230,000

	$ 230,000	$71,309,326	$ —	$71,539,326

See notes to financial statements.

18	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) April 30, 2022	iShares® iBonds® Dec 2026 Term Treasury ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations

U.S. Government Obligations — 99.4%
U.S. Treasury Note/Bond
0.38%, 01/31/26	$2,262	$2,055,860
0.50%, 02/28/26	1,856	1,691,369
0.63%, 07/31/26	1,240	1,125,081
0.75%, 04/30/26	5,290	4,852,702
0.75%, 05/31/26	1,686	1,543,583
0.88%, 06/30/26	23,094	21,217,429
0.88%, 09/30/26	1,686	1,541,607
1.13%, 10/31/26	634	585,212
1.25%, 11/30/26	6,910	6,410,746
1.38%, 08/31/26	1,321	1,236,444
1.63%, 11/30/26	9,383	8,850,075
1.88%, 07/31/26	14,524	13,906,723
2.00%, 11/15/26	1,540	1,476,127
2.25%, 03/31/26	13,471	13,121,498
2.38%, 04/30/26	15,659	15,323,090

		94,937,546

Total U.S. Government Obligations — 99.4% (Cost: $98,758,753)		94,937,546

Security	Shares (000)	Value

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.34%(a)(b)	110	$110,000

Total Short-Term Investments — 0.1% (Cost: $110,000)		110,000

Total Investments in Securities — 99.5% (Cost: $98,868,753)		95,047,546

Other Assets, Less Liabilities — 0.5%		506,299

Net Assets — 100.0%		$95,553,845

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/22	Shares Held at 04/30/22 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$30,000	$80,000	(a)	$—	$—	$—	$110,000	110	$252	(b)	$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
U.S. Government Obligations	$—	$94,937,546	$—	$94,937,546
Money Market Funds	110,000	—	—	110,000

	$ 110,000	$94,937,546	$ —	$95,047,546

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) April 30, 2022	iShares® iBonds® Dec 2027 Term Treasury ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations

U.S. Government Obligations — 99.6%
U.S. Treasury Note/Bond
0.38%, 09/30/27	$1,200	$1,045,781
0.50%, 04/30/27	1,500	1,330,195
0.50%, 05/31/27	1,954	1,728,869
0.50%, 08/31/27	7,437	6,538,459
0.63%, 03/31/27	1,380	1,234,561
0.63%, 11/30/27	1,053	926,975
1.50%, 01/31/27	3,340	3,125,787
1.88%, 02/28/27	2,400	2,285,438
2.25%, 02/15/27	3,315	3,210,046
2.25%, 08/15/27	8,400	8,107,641
2.25%, 11/15/27	2,152	2,073,268
2.38%, 05/15/27	1,735	1,688,867
2.50%, 03/31/27	1,419	1,390,705

		34,686,592

Total U.S. Government Obligations — 99.6% (Cost: $37,201,790)		34,686,592

Security	Shares (000)	Value

Short-Term Investments

Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.34%(a)(b)	10	$10,000

Total Short-Term Investments — 0.0% (Cost: $10,000)		10,000

Total Investments in Securities — 99.6% (Cost: $37,211,790)		34,696,592

Other Assets, Less Liabilities — 0.4%		138,615

Net Assets — 100.0%		$34,835,207

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/22	Shares Held at 04/30/22 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$70,000	$—	$(60,000	)(a)	$—	$—	$10,000	10	$231	(b)	$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
U.S. Government Obligations	$—	$34,686,592	$—	$34,686,592
Money Market Funds	10,000	—	—	10,000

	$ 10,000	$34,686,592	$ —	$34,696,592

See notes to financial statements.

20	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) April 30, 2022	iShares® iBonds® Dec 2028 Term Treasury ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations

U.S. Government Obligations — 99.4%
U.S. Treasury Note/Bond
0.75%, 01/31/28	$1,000	$883,086
1.00%, 07/31/28	1,520	1,349,741
1.13%, 02/29/28	1,812	1,635,059
1.13%, 08/31/28	1,629	1,455,599
1.25%, 03/31/28	889	805,758
1.25%, 04/30/28	700	634,129
1.25%, 06/30/28	1,540	1,391,083
1.25%, 09/30/28	560	503,803
1.38%, 10/31/28	1,100	996,531
1.50%, 11/30/28	1,565	1,427,757
2.75%, 02/15/28	1,561	1,543,210
2.88%, 05/15/28	1,822	1,812,434

Security	Par (000)	Value

U.S. Government Obligations (continued)
2.88%, 08/15/28	$1,535	$1,526,505
3.13%, 11/15/28	1,186	1,196,631

		17,161,326

Total U.S. Government Obligations — 99.4% (Cost: $18,987,081)		17,161,326

Total Investments in Securities — 99.4% (Cost: $18,987,081)		17,161,326

Other Assets, Less Liabilities — 0.6%		106,532

Net Assets — 100.0%		$17,267,858

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/22	Shares Held at 04/30/22 (000)	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares(a)	$40,000	$—	$(40,000	)(b)	$—	$—	$—	—	$9	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
U.S. Government Obligations	$—	$17,161,326	$—	$17,161,326

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) April 30, 2022	iShares® iBonds® Dec 2029 Term Treasury ETF (Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

U.S. Government Obligations

U.S. Government Obligations — 99.1%
U.S. Treasury Note/Bond
1.63%, 08/15/29	$2,745	$2,512,685
1.75%, 01/31/29	3,300	3,056,883
1.75%, 11/15/29	1,996	1,839,970
1.88%, 02/28/29	2,593	2,421,432
2.38%, 05/15/29	3,256	3,136,883
2.63%, 02/15/29	4,095	4,011,500

		16,979,353

Total U.S. Government Obligations — 99.1% (Cost: $18,729,726)		16,979,353

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.34%(a)(b)	30	30,000

Total Short-Term Investments — 0.2% (Cost: $30,000)		30,000

Total Investments in Securities — 99.3% (Cost: $18,759,726)		17,009,353

Other Assets, Less Liabilities — 0.7%		113,366

Net Assets — 100.0%		$17,122,719

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/22	Shares Held at 04/30/22 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$180,000	$—	$(150,000	)(a)	$—	$—	$30,000	30	$125	(b)	$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
U.S. Government Obligations	$—	$16,979,353	$—	$16,979,353
Money Market Funds	30,000	—	—	30,000

	$ 30,000	$16,979,353	$ —	$17,009,353

See notes to financial statements.

22	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) April 30, 2022	iShares® iBonds® Dec 2030 Term Treasury ETF (Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

U.S. Government Obligations

U.S. Government Obligations — 99.3%
U.S. Treasury Note/Bond
0.63%, 05/15/30	$20,988	$17,562,275
0.63%, 08/15/30	25,842	21,510,603
0.88%, 11/15/30	27,616	23,400,245
1.50%, 02/15/30	14,746	13,301,443

		75,774,566

Total U.S. Government Obligations — 99.3% (Cost: $80,426,205)		75,774,566

Short-Term Investments

Money Market Funds — 0.4%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.34%(a)(b)	320	320,000

Total Short-Term Investments — 0.4% (Cost: $320,000)		320,000

Total Investments in Securities — 99.7% (Cost: $80,746,205)		76,094,566

Other Assets, Less Liabilities — 0.3%		253,029

Net Assets — 100.0%		$76,347,595

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/22	Shares Held at 04/30/22 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$625,040	$—	$(305,040	)(a)	$—	$—	$320,000	320	$131	(b)	$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
U.S. Government Obligations	$—	$75,774,566	$—	$75,774,566
Money Market Funds	320,000	—	—	320,000

	$ 320,000	$75,774,566	$ —	$76,094,566

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) April 30, 2022	iShares® iBonds® Dec 2031 Term Treasury ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations

U.S. Government Obligations — 99.4%
U.S. Treasury Note/Bond
1.13%, 02/15/31	$1,185	$1,022,624
1.25%, 08/15/31	1,272	1,101,671
1.38%, 11/15/31	1,182	1,031,957
1.63%, 05/15/31	1,348	1,211,568

		4,367,820

Total U.S. Government Obligations — 99.4% (Cost: $4,797,389)		4,367,820

Total Investments in Securities — 99.4% (Cost: $4,797,389)		4,367,820

Other Assets, Less Liabilities — 0.6%		28,029

Net Assets — 100.0%		$4,395,849

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/22	Shares Held at 04/30/22 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares(a)	$—	$—	$0	(b)	$—	$—	$—	—	$45	(c)	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
U.S. Government Obligations	$—	$4,367,820	$—	$4,367,820

See notes to financial statements.

24	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities (unaudited)

April 30, 2022

	iShares iBonds Dec 2022 Term Treasury ETF	iShares iBonds Dec 2023 Term Treasury ETF	iShares iBonds Dec 2024 Term Treasury ETF	iShares iBonds Dec 2025 Term Treasury ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$50,648,939	$92,793,442	$174,958,553	$71,309,326
Affiliated(c)	4,145,000	4,967,393	1,016,988	230,000
Cash	6,371	4,051	6,685	1,365
Receivables:
Investments sold	2,424,200	—	—	—
Securities lending income — Affiliated	516	224	112	66
Capital shares sold	114,601	—	—	—
Dividends	512	367	123	73
Interest	156,840	601,125	654,480	426,461

Total assets	57,496,979	98,366,602	176,636,941	71,967,291

LIABILITIES
Collateral on securities loaned, at value	2,045,000	3,370,393	468,988	—
Payables:
Investments purchased	3,513,578	—	—	—
Investment advisory fees	2,528	4,247	7,843	4,287

Total liabilities	5,561,106	3,374,640	476,831	4,287

NET ASSETS	$51,935,873	$94,991,962	$176,160,110	$71,963,004

NET ASSETS CONSIST OF:
Paid-in capital	$52,122,600	$96,367,799	$179,430,516	$75,804,312
Accumulated loss	(186,727)	(1,375,837)	(3,270,406)	(3,841,308)

NET ASSETS	$51,935,873	$94,991,962	$176,160,110	$71,963,004

Shares outstanding	2,050,000	3,800,000	7,200,000	3,000,000

Net asset value	$25.33	$25.00	$24.47	$23.99

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Securities loaned, at value	$1,998,240	$3,294,675	$457,591	$—
(b) Investments, at cost — Unaffiliated	$50,791,649	$93,947,951	$178,139,697	$74,814,532
(c) Investments, at cost — Affiliated	$4,145,000	$4,967,393	$1,016,988	$230,000

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	25

Statements of Assets and Liabilities (unaudited) (continued)

April 30, 2022

	iShares iBonds Dec 2026 Term Treasury ETF	iShares iBonds Dec 2027 Term Treasury ETF	iShares iBonds Dec 2028 Term Treasury ETF	iShares iBonds Dec 2029 Term Treasury ETF

ASSETS
Investments in securities, at value:
Unaffiliated(a)	$94,937,546	$34,686,592	$17,161,326	$16,979,353
Affiliated(b)	110,000	10,000	—	30,000
Cash	9,671	3,437	6,291	8,443
Receivables:
Securities lending income — Affiliated	125	73	—	54
Dividends	26	3	—	10
Interest	500,548	136,974	101,243	105,843

Total assets	95,557,916	34,837,079	17,268,860	17,123,703

LIABILITIES
Payables:
Investment advisory fees	4,071	1,872	1,002	984

Total liabilities	4,071	1,872	1,002	984

NET ASSETS	$95,553,845	$34,835,207	$17,267,858	$17,122,719

NET ASSETS CONSIST OF:
Paid-in capital	$99,618,552	$37,867,284	$19,601,748	$19,532,330
Accumulated loss	(4,064,707)	(3,032,077)	(2,333,890)	(2,409,611)

NET ASSETS	$95,553,845	$34,835,207	$17,267,858	$17,122,719

Shares outstanding	4,050,000	1,500,000	750,000	750,000

Net asset value	$23.59	$23.22	$23.02	$22.83

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Investments, at cost — Unaffiliated	$98,758,753	$37,201,790	$18,987,081	$18,729,726
(b) Investments, at cost — Affiliated	$110,000	$10,000	$—	$30,000

See notes to financial statements.

26	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities (unaudited) (continued)

April 30, 2022

	iShares iBonds Dec 2030 Term Treasury ETF	iShares iBonds Dec 2031 Term Treasury ETF

ASSETS
Investments in securities, at value:
Unaffiliated(a)	$75,774,566	$4,367,820
Affiliated(b)	320,000	—
Cash	4,718	4,611
Receivables:
Dividends	59	—
Interest	251,278	23,657

Total assets	76,350,621	4,396,088

LIABILITIES
Payables:
Investment advisory fees	3,026	239

Total liabilities	3,026	239

NET ASSETS	$76,347,595	$4,395,849

NET ASSETS CONSIST OF:
Paid-in capital	$80,970,835	$4,834,536
Accumulated loss	(4,623,240)	(438,687)

NET ASSETS	$76,347,595	$4,395,849

Shares outstanding	3,650,000	200,000

Net asset value	$20.92	$21.98

Shares authorized	Unlimited	Unlimited

Par value	None	None

(a) Investments, at cost — Unaffiliated	$80,426,205	$4,797,389
(b) Investments, at cost — Affiliated	$320,000	$—

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	27

Statements of Operations (unaudited)

Six Months Ended April 30, 2022

	iShares iBonds Dec 2022 Term Treasury ETF	iShares iBonds Dec 2023 Term Treasury ETF	iShares iBonds Dec 2024 Term Treasury ETF	iShares iBonds Dec 2025 Term Treasury ETF

INVESTMENT INCOME
Dividends — Affiliated	$1,175	$460	$155	$120
Interest — Unaffiliated	45,147	150,886	372,918	289,096
Securities lending income — Affiliated — net	846	250	288	85

Total investment income	47,168	151,596	373,361	289,301

EXPENSES
Investment advisory fees	21,611	21,927	25,171	16,765

Total expenses	21,611	21,927	25,171	16,765

Less:
Investment advisory fees waived	(730)	(166)	(53)	(81)

Total expenses after fees waived	20,881	21,761	25,118	16,684

Net investment income	26,287	129,835	348,243	272,617

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(35)	(141,486)	(190,935)	(340,785)
In-kind redemptions — Unaffiliated	(53,599)	(129,629)	—	(77,351)

Net realized loss	(53,634)	(271,115)	(190,935)	(418,136)

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	(146,659)	(1,032,214)	(3,036,733)	(3,242,255)

Net change in unrealized appreciation (depreciation)	(146,659)	(1,032,214)	(3,036,733)	(3,242,255)

Net realized and unrealized loss	(200,293)	(1,303,329)	(3,227,668)	(3,660,391)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(174,006)	$(1,173,494)	$(2,879,425)	$(3,387,774)

See notes to financial statements.

28	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations (unaudited) (continued)

Six Months Ended April 30, 2022

	iShares iBonds Dec 2026 Term Treasury ETF	iShares iBonds Dec 2027 Term Treasury ETF	iShares iBonds Dec 2028 Term Treasury ETF	iShares iBonds Dec 2029 Term Treasury ETF

INVESTMENT INCOME
Dividends — Affiliated	$38	$18	$9	$27
Interest — Unaffiliated	285,250	178,074	102,297	82,561
Securities lending income — Affiliated — net	214	213	—	98

Total investment income	285,502	178,305	102,306	82,686

EXPENSES
Investment advisory fees	14,319	10,845	6,378	5,913

Total expenses	14,319	10,845	6,378	5,913

Less:
Investment advisory fees waived	(21)	(19)	(9)	(36)

Total expenses after fees waived	14,298	10,826	6,369	5,877

Net investment income	271,204	167,479	95,937	76,809

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(227,686)	(521,122)	(298,648)	(636,989)
In-kind redemptions — Unaffiliated	—	—	—	(34,936)

Net realized loss	(227,686)	(521,122)	(298,648)	(671,925)

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	(3,558,867)	(1,978,232)	(1,277,467)	(867,623)

Net change in unrealized appreciation (depreciation)	(3,558,867)	(1,978,232)	(1,277,467)	(867,623)

Net realized and unrealized loss	(3,786,553)	(2,499,354)	(1,576,115)	(1,539,548)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(3,515,349)	$(2,331,875)	$(1,480,178)	$(1,462,739)

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	29

Statements of Operations (unaudited) (continued)

Six Months Ended April 30, 2022

	iShares iBonds Dec 2030 Term Treasury ETF	iShares iBonds Dec 2031 Term Treasury ETF

INVESTMENT INCOME
Dividends — Affiliated	$112	$—
Interest — Unaffiliated	247,928	26,144
Securities lending income — Affiliated — net	19	45

Total investment income	248,059	26,189

EXPENSES
Investment advisory fees	9,913	1,139

Total expenses	9,913	1,139

Less:
Investment advisory fees waived	(39)	(1)

Total expenses after fees waived	9,874	1,138

Net investment income	238,185	25,051

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	—	(9,539)
In-kind redemptions — Unaffiliated	(7,602)	(7,269)

Net realized loss	(7,602)	(16,808)

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	(4,507,469)	(397,903)

Net change in unrealized appreciation (depreciation)	(4,507,469)	(397,903)

Net realized and unrealized loss	(4,515,071)	(414,711)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(4,276,886)	$(389,660)

See notes to financial statements.

30	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

	iShares iBonds Dec 2022 Term Treasury ETF		iShares iBonds Dec 2023 Term Treasury ETF
	Six Months Ended 04/30/22 (unaudited)	Year Ended 10/31/21	Six Months Ended 04/30/22 (unaudited)	Year Ended 10/31/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$26,287	$43,067	$129,835	$118,413
Net realized gain (loss)	(53,634)	1,788	(271,115)	(13,574)
Net change in unrealized appreciation (depreciation)	(146,659)	(34,822)	(1,032,214)	(316,548)

Net increase (decrease) in net assets resulting from operations	(174,006)	10,033	(1,173,494)	(211,709)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(25,869)	(51,622)	(78,214)	(114,767)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(29,197,139)	77,542,926	27,247,144	51,326,943

NET ASSETS
Total increase (decrease) in net assets	(29,397,014)	77,501,337	25,995,436	51,000,467
Beginning of period	81,332,887	3,831,550	68,996,526	17,996,059

End of period	$51,935,873	$81,332,887	$94,991,962	$68,996,526

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	31

Statements of Changes in Net Assets (continued)

	iShares iBonds Dec 2024 Term Treasury ETF		iShares iBonds Dec 2025 Term Treasury ETF
	Six Months Ended 04/30/22 (unaudited)	Year Ended 10/31/21	Six Months Ended 04/30/22 (unaudited)	Year Ended 10/31/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$348,243	$101,861	$272,617	$115,175
Net realized gain (loss)	(190,935)	(75,949)	(418,136)	40,840
Net change in unrealized appreciation (depreciation)	(3,036,733)	(350,886)	(3,242,255)	(555,962)

Net decrease in net assets resulting from operations	(2,879,425)	(324,974)	(3,387,774)	(399,947)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(181,569)	(110,304)	(196,776)	(114,346)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	131,964,282	34,727,789	53,924,348	6,495,478

NET ASSETS
Total increase in net assets	128,903,288	34,292,511	50,339,798	5,981,185
Beginning of period	47,256,822	12,964,311	21,623,206	15,642,021

End of period	$176,160,110	$47,256,822	$71,963,004	$21,623,206

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

32	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets (continued)

	iShares iBonds Dec 2026 Term Treasury ETF		iShares iBonds Dec 2027 Term Treasury ETF
	Six Months Ended 04/30/22 (unaudited)	Year Ended 10/31/21	Six Months Ended 04/30/22 (unaudited)	Year Ended 10/31/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$271,204	$117,766	$167,479	$153,841
Net realized gain (loss)	(227,686)	(43,584)	(521,122)	147,844
Net change in unrealized appreciation (depreciation)	(3,558,867)	(577,405)	(1,978,232)	(629,663)

Net decrease in net assets resulting from operations	(3,515,349)	(503,223)	(2,331,875)	(327,978)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(185,459)	(121,486)	(151,296)	(138,686)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	82,793,002	(5,143,801)	5,875,266	17,505,219

NET ASSETS
Total increase (decrease) in net assets	79,092,194	(5,768,510)	3,392,095	17,038,555
Beginning of period	16,461,651	22,230,161	31,443,112	14,404,557

End of period	$95,553,845	$16,461,651	$34,835,207	$31,443,112

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	33

Statements of Changes in Net Assets (continued)

	iShares iBonds Dec 2028 Term Treasury ETF		iShares iBonds Dec 2029 Term Treasury ETF
	Six Months Ended 04/30/22 (unaudited)	Year Ended 10/31/21	Six Months Ended 04/30/22 (unaudited)	Year Ended 10/31/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$95,937	$199,337	$76,809	$146,864
Net realized gain (loss)	(298,648)	55,690	(671,925)	(6,037)
Net change in unrealized appreciation (depreciation)	(1,277,467)	(627,887)	(867,623)	(1,040,934)

Net decrease in net assets resulting from operations	(1,480,178)	(372,860)	(1,462,739)	(900,107)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(103,608)	(181,730)	(65,967)	(151,665)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	—	4,938,936	1,139,620	(5,081,745)

NET ASSETS
Total increase (decrease) in net assets	(1,583,786)	4,384,346	(389,086)	(6,133,517)
Beginning of period	18,851,644	14,467,298	17,511,805	23,645,322

End of period	$17,267,858	$18,851,644	$17,122,719	$17,511,805

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

34	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets (continued)

	iShares iBonds Dec 2030 Term Treasury ETF		iShares iBonds Dec 2031 Term Treasury ETF
	Six Months Ended 04/30/22 (unaudited )	Year Ended 10/31/21	Six Months Ended 04/30/22 (unaudited )	Period From 07/13/21 to 10/31/21 (a)

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$238,185	$22,877	$25,051	$9,743
Net realized gain (loss)	(7,602)	(32,495)	(16,808)	2,149
Net change in unrealized appreciation (depreciation)	(4,507,469)	(106,668)	(397,903)	(31,666)

Net decrease in net assets resulting from operations	(4,276,886)	(116,286)	(389,660)	(19,774)

DISTRIBUTIONS TO SHAREHOLDERS(b)
Decrease in net assets resulting from distributions to shareholders	(160,698)	(21,081)	(23,289)	(5,964)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	77,292,536	1,171,868	2,343,641	2,490,895

NET ASSETS
Total increase in net assets	72,854,952	1,034,501	1,930,692	2,465,157
Beginning of period	3,492,643	2,458,142	2,465,157	—

End of period	$76,347,595	$3,492,643	$4,395,849	$2,465,157

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	35

Financial Highlights

(For a share outstanding throughout each period)

	iShares iBonds Dec 2022 Term Treasury ETF
	Six Months Ended 04/30/22 (unaudited)		Year Ended 10/31/21	Period From 02/25/20 to 10/31/20	(a)

Net asset value, beginning of period	$25.42		$25.54	$25.05

Net investment income(b)	0.01		0.02	0.13
Net realized and unrealized gain (loss)(c)		(0.09)	0.01	0.47

Net increase (decrease) from investment operations		(0.08)	0.03	0.60

Distributions(d)
From net investment income		(0.01)	(0.06)	(0.11)
From net realized gain	—		(0.09)	—

Total distributions		(0.01)	(0.15)	(0.11)

Net asset value, end of period	$25.33		$25.42	$25.54

Total Return(e)
Based on net asset value	(0.26	)%(f)	0.09%	2.41	%(f)

Ratios to Average Net Assets(g)
Total expenses	0.07	%(h)	0.07%	0.07	%(h)

Total expenses after fees waived	0.07	%(h)	0.07%	0.07	%(h)

Net investment income	0.09	%(h)	0.09%	0.76	%(h)

Supplemental Data
Net assets, end of period (000)	$51,936		$81,333	$3,832

Portfolio turnover rate(i)	0	%(f)	5%	29	%(f)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

36	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares iBonds Dec 2023 Term Treasury ETF
	Six Months Ended 04/30/22 (unaudited)		Year Ended 10/31/21	Period From 02/25/20 to 10/31/20	(a)

Net asset value, beginning of period	$25.55		$25.71	$24.99

Net investment income(b)	0.05		0.07	0.11
Net realized and unrealized gain (loss)(c)		(0.57)	(0.15)	0.70

Net increase (decrease) from investment operations		(0.52)	(0.08)	0.81

Distributions(d)
From net investment income		(0.03)	(0.08)	(0.09)

Total distributions		(0.03)	(0.08)	(0.09)

Net asset value, end of period	$25.00		$25.55	$25.71

Total Return(e)
Based on net asset value	(2.04	)%(f)	(0.30)%	3.25	%(f)

Ratios to Average Net Assets(g)
Total expenses	0.07	%(h)	0.07%	0.07	%(h)

Total expenses after fees waived	0.07	%(h)	0.07%	0.07	%(h)

Net investment income	0.41	%(h)	0.28%	0.63	%(h)

Supplemental Data
Net assets, end of period (000)	$94,992		$68,997	$17,996

Portfolio turnover rate(i)	20	%(f)	10%	1	%(f)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	37

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares iBonds Dec 2024 Term Treasury ETF
	Six Months Ended 04/30/22 (unaudited)		Year Ended 10/31/21	Period From 02/25/20 to 10/31/20	(a)

Net asset value, beginning of period	$25.54		$25.93	$25.04

Net investment income(b)	0.12		0.12	0.12
Net realized and unrealized gain (loss)(c)		(1.12)	(0.35)	0.87

Net increase (decrease) from investment operations		(1.00)	(0.23)	0.99

Distributions(d)
From net investment income		(0.07)	(0.14)	(0.10)
From net realized gain	—		(0.02)	—

Total distributions		(0.07)	(0.16)	(0.10)

Net asset value, end of period	$24.47		$25.54	$25.93

Total Return(e)
Based on net asset value	(3.96	)%(f)	(0.90)%	3.95	%(f)

Ratios to Average Net Assets(g)
Total expenses	0.07	%(h)	0.07%	0.07	%(h)

Total expenses after fees waived	0.07	%(h)	0.07%	0.07	%(h)

Net investment income	0.97	%(h)	0.46%	0.69	%(h)

Supplemental Data
Net assets, end of period (000)	$176,160		$47,257	$12,964

Portfolio turnover rate(i)	13	%(f)	112%	7	%(f)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

38	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares iBonds Dec 2025 Term Treasury ETF
	Six Months Ended 04/30/22 (unaudited)		Year Ended 10/31/21	Period From 02/25/20 to 10/31/20	(a)

Net asset value, beginning of period	$25.44		$26.07	$25.07

Net investment income(b)	0.14		0.15	0.13
Net realized and unrealized gain (loss)(c)		(1.49)	(0.62)	0.97

Net increase (decrease) from investment operations		(1.35)	(0.47)	1.10

Distributions(d)
From net investment income		(0.10)	(0.16)	(0.10)

Total distributions		(0.10)	(0.16)	(0.10)

Net asset value, end of period	$23.99		$25.44	$26.07

Total Return(e)
Based on net asset value	(5.35	)%(f)	(1.83)%	4.39	%(f)

Ratios to Average Net Assets(g)
Total expenses	0.07	%(h)	0.07%	0.07	%(h)

Total expenses after fees waived	0.07	%(h)	0.07%	0.07	%(h)

Net investment income	1.14	%(h)	0.58%	0.71	%(h)

Supplemental Data
Net assets, end of period (000)	$71,963		$21,623	$15,642

Portfolio turnover rate(i)	23	%(f)	15%	2	%(f)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	39

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares iBonds Dec 2026 Term Treasury ETF
	Six Months Ended 04/30/22 (unaudited)		Year Ended 10/31/21	Period From 02/25/20 to 10/31/20	(a)

Net asset value, beginning of period	$25.33		$26.15	$25.02

Net investment income(b)	0.16		0.16	0.12
Net realized and unrealized gain (loss)(c)		(1.79)	(0.82)	1.11

Net increase (decrease) from investment operations		(1.63)	(0.66)	1.23

Distributions(d)
From net investment income		(0.11)	(0.16)	(0.10)

Total distributions		(0.11)	(0.16)	(0.10)

Net asset value, end of period	$23.59		$25.33	$26.15

Total Return(e)
Based on net asset value	(6.42	)%(f)	(2.55)%	4.90	%(f)

Ratios to Average Net Assets(g)
Total expenses	0.07	%(h)	0.07%	0.07	%(h)

Total expenses after fees waived	0.07	%(h)	0.07%	0.07	%(h)

Net investment income	1.33	%(h)	0.62%	0.69	%(h)

Supplemental Data
Net assets, end of period (000)	$95,554		$16,462	$22,230

Portfolio turnover rate(i)	12	%(f)	41%	5	%(f)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

40	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares iBonds Dec 2027 Term Treasury ETF
	Six Months Ended 04/30/22 (unaudited)		Year Ended 10/31/21	Period From 02/25/20 to 10/31/20	(a)

Net asset value, beginning of period	$25.15		$26.19	$25.05

Net investment income(b)	0.13		0.20	0.12
Net realized and unrealized gain (loss)(c)		(1.94)	(1.06)	1.11

Net increase (decrease) from investment operations		(1.81)	(0.86)	1.23

Distributions(d)

From net investment income		(0.12)	(0.18)	(0.09)

Total distributions		(0.12)	(0.18)	(0.09)

Net asset value, end of period	$23.22		$25.15	$26.19

Total Return(e)
Based on net asset value	(7.21	)%(f)	(3.31)%	4.92	%(f)

Ratios to Average Net Assets(g)

Total expenses	0.07	%(h)	0.07%	0.07	%(h)

Total expenses after fees waived	0.07	%(h)	0.07%	0.07	%(h)

Net investment income	1.08	%(h)	0.78%	0.66	%(h)

Supplemental Data
Net assets, end of period (000)	$34,835		$31,443	$14,405

Portfolio turnover rate(i)	25	%(f)	18%	45	%(f)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	41

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares iBonds Dec 2028 Term Treasury ETF
	Six Months Ended 04/30/22 (unaudited)		Year Ended 10/31/21	Period From 02/25/20 to 10/31/20	(a)

Net asset value, beginning of period	$25.14		$26.30	$25.14

Net investment income(b)	0.13		0.21	0.13
Net realized and unrealized gain (loss)(c)		(2.11)	(1.17)	1.13

Net increase (decrease) from investment operations		(1.98)	(0.96)	1.26

Distributions(d)

From net investment income		(0.14)	(0.20)	(0.10)

Total distributions		(0.14)	(0.20)	(0.10)

Net asset value, end of period	$23.02		$25.14	$26.30

Total Return(e)
Based on net asset value	(7.87	)%(f)	(3.71)%	5.01	%(f)

Ratios to Average Net Assets(g)

Total expenses	0.07	%(h)	0.07%	0.07	%(h)

Total expenses after fees waived	0.07	%(h)	0.07%	0.07	%(h)

Net investment income	1.05	%(h)	0.83%	0.71	%(h)

Supplemental Data

Net assets, end of period (000)	$17,268		$18,852	$14,467

Portfolio turnover rate(i)	28	%(f)	73%	10	%(f)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

42	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares iBonds Dec 2029 Term Treasury ETF
	Six Months Ended 04/30/22 (unaudited)		Year Ended 10/31/21		Period From 02/25/20 to 10/31/20	(a)

Net asset value, beginning of period	$25.02		$26.27		$25.04

Net investment income(b)	0.11		0.19		0.14
Net realized and unrealized gain (loss)(c)		(2.21)	(1.25)		1.20

Net increase (decrease) from investment operations		(2.10)	(1.06)		1.34

Distributions(d)

From net investment income		(0.09)	(0.19)		(0.11)

Total distributions		(0.09)	(0.19)		(0.11)

Net asset value, end of period	$22.83		$25.02		$26.27

Total Return(e)
Based on net asset value	(8.37	)%(f)	(4.08)%		5.35	%(f)

Ratios to Average Net Assets(g)

Total expenses	0.07	%(h)	0.07%		0.07	%(h)

Total expenses after fees waived	0.07	%(h)	0.07%		0.07	%(h)

Net investment income	0.91	%(h)	0.74%		0.78	%(h)

Supplemental Data
Net assets, end of period (000)	$17,123		$17,512		$23,645

Portfolio turnover rate(i)	37	%(f)	0	%(j)	19	%(f)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.
(j)	Rounds to less than 1%.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	43

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares iBonds Dec 2030 Term Treasury ETF
	Six Months Ended 04/30/22 (unaudited)		Year Ended 10/31/21	Period From 07/14/20 to 10/31/20	(a)

Net asset value, beginning of period	$23.28		$24.58	$25.06

Net investment income(b)	0.18		0.20	0.04
Net realized and unrealized loss(c)		(2.41)	(1.32)	(0.49)

Net decrease from investment operations		(2.23)	(1.12)	(0.45)

Distributions(d)
From net investment income		(0.13)	(0.18)	(0.03)

Total distributions		(0.13)	(0.18)	(0.03)

Net asset value, end of period	$20.92		$23.28	$24.58

Total Return(e)
Based on net asset value	(9.65	)%(f)	(4.58)%	(1.81	)%(f)

Ratios to Average Net Assets(g)
Total expenses	0.07	%(h)	0.07%	0.07	%(h)

Total expenses after fees waived	0.07	%(h)	0.07%	0.07	%(h)

Net investment income	1.68	%(h)	0.83%	0.53	%(h)

Supplemental Data
Net assets, end of period (000)	$76,348		$3,493	$2,458

Portfolio turnover rate(i)	0	%(f)(j)	37%	36	%(f)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.
(j)	Rounds to less than 1%.

See notes to financial statements.

44	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares iBonds Dec 2031 Term Treasury ETF
	Six Months Ended 04/30/22 (unaudited)		Period From 07/13/21 to 10/31/21	(a)

Net asset value, beginning of period	$24.65		$24.91

Net investment income(b)	0.18		0.10
Net realized and unrealized loss(c)		(2.66)	(0.30)

Net decrease from investment operations		(2.48)	(0.20)

Distributions(d)
From net investment income		(0.17)	(0.06)
From net realized gain		(0.02)	—

Total distributions		(0.19)	(0.06)

Net asset value, end of period	$21.98		$24.65

Total Return(e)
Based on net asset value	(10.15	)%(f)	(0.81	)%(f)

Ratios to Average Net Assets(g)

Total expenses	0.07	%(h)	0.07	%(h)

Total expenses after fees waived	0.07	%(h)	0.07	%(h)

Net investment income	1.54	%(h)	1.29	%(h)

Supplemental Data
Net assets, end of period (000)	$4,396		$2,465

Portfolio turnover rate(i)	22	%(f)	26	%(f)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	45

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):

iShares ETF	Diversification Classification
iBonds Dec 2022 Term Treasury	Non-diversified
iBonds Dec 2023 Term Treasury	Non-diversified
iBonds Dec 2024 Term Treasury	Non-diversified
iBonds Dec 2025 Term Treasury	Non-diversified
iBonds Dec 2026 Term Treasury	Non-diversified
iBonds Dec 2027 Term Treasury	Non-diversified
iBonds Dec 2028 Term Treasury	Non-diversified
iBonds Dec 2029 Term Treasury	Non-diversified
iBonds Dec 2030 Term Treasury	Diversified
iBonds Dec 2031 Term Treasury	Diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche

46	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

N O T E S T O F I N A N C I A L S T A T E M E N T S	47

Notes to Financial Statements (unaudited) (continued)

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

iBonds Dec 2022 Term Treasury Barclays Capital Inc.	$1,998,240	$1,998,240		$—	$—

iBonds Dec 2023 Term Treasury Goldman Sachs & Co. LLC	$3,294,675	$3,294,675		$—	$—

iBonds Dec 2024 Term Treasury Barclays Capital Inc.	$457,591	$457,591		$—	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee of 0.07%, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund.

Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statement of Operations does not include acquired fund fees and expenses.

BFA has contractually agreed to waive a portion of its investment advisory fee for each Fund through the termination date of such Fund, in an amount equal to acquired fund fees and expenses, if any, attributable to each Fund’s investments in other funds advised by BFA or its affiliates.

These amounts are included in investment advisory fees waived in the Statements of Operations. For the six months ended April 30, 2022, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:

iShares ETF	Amounts waived
iBonds Dec 2022 Term Treasury	$730
iBonds Dec 2023 Term Treasury	166
iBonds Dec 2024 Term Treasury	53
iBonds Dec 2025 Term Treasury	81
iBonds Dec 2026 Term Treasury	21
iBonds Dec 2027 Term Treasury	19
iBonds Dec 2028 Term Treasury	9
iBonds Dec 2029 Term Treasury	36
iBonds Dec 2030 Term Treasury	39
iBonds Dec 2031 Term Treasury	1

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution

48	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended April 30, 2022, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC
iBonds Dec 2022 Term Treasury	$356
iBonds Dec 2023 Term Treasury	104
iBonds Dec 2024 Term Treasury	122
iBonds Dec 2025 Term Treasury	36
iBonds Dec 2026 Term Treasury	83
iBonds Dec 2027 Term Treasury	87
iBonds Dec 2029 Term Treasury	40
iBonds Dec 2030 Term Treasury	1
iBonds Dec 2031 Term Treasury	19

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

6.	PURCHASES AND SALES

For the six months ended April 30, 2022, purchases and sales of investments, excluding short-term investments and in-kind transactions, were as follows:

	U.S. Government Securities
iShares ETF	Purchases	Sales
iBonds Dec 2022 Term Treasury	$—	$8,558,100
iBonds Dec 2023 Term Treasury	12,938,417	12,866,062
iBonds Dec 2024 Term Treasury	11,183,421	11,010,216
iBonds Dec 2025 Term Treasury	12,354,088	11,563,339
iBonds Dec 2026 Term Treasury	5,505,357	5,345,172
iBonds Dec 2027 Term Treasury	8,107,230	7,953,893
iBonds Dec 2028 Term Treasury	5,241,013	5,102,208
iBonds Dec 2029 Term Treasury	6,424,445	6,155,238
iBonds Dec 2031 Term Treasury	726,657	726,643

N O T E S T O F I N A N C I A L S T A T E M E N T S	49

Notes to Financial Statements (unaudited) (continued)

For the six months ended April 30, 2022, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
iBonds Dec 2022 Term Treasury	$11,944,047	$38,407,198
iBonds Dec 2023 Term Treasury	55,320,330	28,763,853
iBonds Dec 2024 Term Treasury	131,116,776	—
iBonds Dec 2025 Term Treasury	85,165,384	32,089,540
iBonds Dec 2026 Term Treasury	82,264,755	—
iBonds Dec 2027 Term Treasury	5,853,149	—
iBonds Dec 2029 Term Treasury	2,367,322	1,237,727
iBonds Dec 2030 Term Treasury	77,831,908	1,121,016
iBonds Dec 2031 Term Treasury	3,514,931	1,184,127

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2022, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of October 31, 2021, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring
iBonds Dec 2023 Term Treasury	$13,574
iBonds Dec 2024 Term Treasury	75,949
iBonds Dec 2025 Term Treasury	7,793
iBonds Dec 2026 Term Treasury	110,914
iBonds Dec 2027 Term Treasury	34,283
iBonds Dec 2028 Term Treasury	227,713
iBonds Dec 2029 Term Treasury	8,040
iBonds Dec 2030 Term Treasury	43,179

As of April 30, 2022, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
iBonds Dec 2022 Term Treasury	$54,936,654	$—	$(142,715)	$(142,715)
iBonds Dec 2023 Term Treasury	98,915,344	—	(1,154,509)	(1,154,509)
iBonds Dec 2024 Term Treasury	179,156,685	—	(3,181,144)	(3,181,144)
iBonds Dec 2025 Term Treasury	75,044,532	—	(3,505,206)	(3,505,206)
iBonds Dec 2026 Term Treasury	98,868,753	—	(3,821,207)	(3,821,207)
iBonds Dec 2027 Term Treasury	37,211,790	—	(2,515,198)	(2,515,198)
iBonds Dec 2028 Term Treasury	18,987,081	—	(1,825,755)	(1,825,755)
iBonds Dec 2029 Term Treasury	18,759,726	—	(1,750,373)	(1,750,373)
iBonds Dec 2030 Term Treasury	80,747,629	—	(4,653,063)	(4,653,063)
iBonds Dec 2031 Term Treasury	4,797,389	—	(429,569)	(429,569)

8.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

50	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.

An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. Although vaccines have been developed and approved for use by various governments, the duration of this pandemic and its effects cannot be determined with certainty.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Funds may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a Fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates ceased to be published or no longer are representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

9.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 04/30/22		Year Ended 10/31/21
iShares ETF	Shares	Amount	Shares	Amount
iBonds Dec 2022 Term Treasury
Shares sold	500,000	$12,675,338	3,050,000	$77,542,926
Shares redeemed	(1,650,000)	(41,872,477)	—	—

Net increase (decrease)	(1,150,000)	$(29,197,139)	3,050,000	$77,542,926

N O T E S T O F I N A N C I A L S T A T E M E N T S	51

Notes to Financial Statements (unaudited) (continued)

	Six Months Ended 04/30/22		Year Ended 10/31/21

iShares ETF	Shares	Amount	Shares	Amount

iBonds Dec 2023 Term Treasury
Shares sold	2,250,000	$56,454,693	2,000,000	$51,326,943
Shares redeemed	(1,150,000)	(29,207,549)	—	—

Net increase	1,100,000	$27,247,144	2,000,000	$51,326,943

iBonds Dec 2024 Term Treasury
Shares sold	5,350,000	$131,964,282	1,350,000	$34,727,789

iBonds Dec 2025 Term Treasury
Shares sold	3,500,000	$86,306,548	350,000	$9,067,515
Shares redeemed	(1,350,000)	(32,382,200)	(100,000)	(2,572,037)

Net increase	2,150,000	$53,924,348	250,000	$6,495,478

iBonds Dec 2026 Term Treasury
Shares sold	3,400,000	$82,793,002	—	$—
Shares redeemed	—	—	(200,000)	(5,143,801)

Net increase (decrease)	3,400,000	$82,793,002	(200,000)	$(5,143,801)

iBonds Dec 2027 Term Treasury
Shares sold	250,000	$5,875,266	1,200,000	$30,414,180
Shares redeemed	—	—	(500,000)	(12,908,961)

Net increase	250,000	$5,875,266	700,000	$17,505,219

iBonds Dec 2028 Term Treasury
Shares sold	—	$—	1,250,000	$32,040,269
Shares redeemed	—	—	(1,050,000)	(27,101,333)

Net increase	—	$—	200,000	$4,938,936

iBonds Dec 2029 Term Treasury
Shares sold	100,000	$2,396,739	100,000	$2,592,414
Shares redeemed	(50,000)	(1,257,119)	(300,000)	(7,674,159)

Net increase (decrease)	50,000	$1,139,620	(200,000)	$(5,081,745)

iBonds Dec 2030 Term Treasury
Shares sold	3,550,000	$78,421,624	50,000	$1,171,868
Shares redeemed	(50,000)	(1,129,088)	—	—

Net increase	3,500,000	$77,292,536	50,000	$1,171,868

	Six Months Ended 04/30/22		Period Ended 10/31/21

iShares ETF	Shares	Amount	Shares	Amount

iBonds Dec 2031 Term Treasury
Shares sold	150,000	$3,536,713	100,000	$2,490,895
Shares redeemed	(50,000)	(1,193,072)	—	—

Net increase	100,000	$2,343,641	100,000	$2,490,895

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.

10.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

52	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statement Regarding Liquidity Risk Management Program (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares iBonds Dec 2022 Term Treasury ETF, iShares iBonds Dec 2023 Term Treasury ETF, iShares iBonds Dec 2024 Term Treasury ETF, iShares iBonds Dec 2025 Term Treasury ETF, iShares iBonds Dec 2026 Term Treasury ETF, iShares iBonds Dec 2027 Term Treasury ETF, iShares iBonds Dec 2028 Term Treasury ETF, iShares iBonds Dec 2029 Term Treasury ETF, iShares iBonds Dec 2030 Term Treasury ETF and iShares iBonds Dec 2031 Term Treasury ETF (the “Funds” or “ETFs”), each a series of the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.

The Board of Trustees (the “Board”) of the Trust, on behalf of the Funds, met on December 9, 2021 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2020 through September 30, 2021 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish each Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays and the imposition of capital controls in certain non-U.S. countries.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing each Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure, with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size (“RATS”). The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. While the ETFs generally do not engage in borrowing, certain of the ETFs have the flexibility to draw on a line of credit to meet redemption requests or facilitate settlements.

d)

The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs and reviewed any persistent deviations from long-term averages.

e)

The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.

As part of BlackRock’s continuous review of the effectiveness of the Program, the Committee made the following material changes to the Program: (1) updates to certain model components in the Program’s methodology; and (2) certain iShares Funds entered into a $800 million credit agreement with a group of lenders that replaced a previous liquidity facility. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

S T A T E M E N T R E G A R D I N G L I Q U I D I T Y R I S K M A N A G E M E N T P R O G R A M	53

Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

April 30, 2022

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital		Total Per Share
iBonds Dec 2023 Term Treasury(a)	$0.032175	$—	$0.001548	$0.033723	95%	—%	5%		100%
iBonds Dec 2024 Term Treasury(a)	0.061177	—	0.004059	0.065236	94	—	6		100
iBonds Dec 2025 Term Treasury	0.096690	—	—	0.096690	100	—	—		100
iBonds Dec 2026 Term Treasury(a)	0.106126	—	0.001660	0.107786	98	—	2		100
iBonds Dec 2027 Term Treasury(a)	0.119249	—	0.000821	0.120070	99	—	1		100
iBonds Dec 2028 Term Treasury(a)	0.138137	—	0.000007	0.138144	100	—	0	(b)	100
iBonds Dec 2029 Term Treasury(a)	0.094096	—	0.000143	0.094239	100	—	0	(b)	100
iBonds Dec 2030 Term Treasury	0.126909	—	—	0.126909	100	—	—		100
iBonds Dec 2031 Term Treasury	0.167034	0.021490	—	0.188524	89	11	—		100

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

(b)	Rounds to less than 1%.

54	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

General Information

Electronic Delivery

Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

G E N E R A L I N F O R M A T I O N	55

Want to know more?

iShares.com    |     1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by ICE Data Indices, LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2022 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-1024-0422

APRIL 30, 2022

2022 Semi-Annual Report (Unaudited)

iShares Trust

•  iShares 0-5 Year High Yield Corporate Bond ETF | SHYG | NYSE Arca

•  iShares Broad USD High Yield Corporate Bond ETF | USHY | Cboe BZX

•  iShares ESG Advanced High Yield Corporate Bond ETF | HYXF | NASDAQ

•  iShares Fallen Angels USD Bond ETF | FALN | NASDAQ

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of April 30, 2022 saw the emergence of significant challenges that disrupted the economic recovery and strong financial markets which characterized 2021. The U.S. economy shrank in the first quarter of 2022, ending the run of robust growth which followed reopening and the development of the COVID-19 vaccines. Rapid changes in consumer spending led to supply constraints and elevated inflation, which reached a 40-year high. Moreover, while the foremost effect of Russia’s invasion of Ukraine has been a severe humanitarian crisis, the invasion has presented challenges for both investors and policymakers.

Equity prices were mixed but mostly down, as persistently high inflation drove investors’ expectations for higher interest rates, particularly weighing on relatively high valuation growth stocks and economically sensitive small-capitalization stocks. Overall, small-capitalization U.S. stocks declined, while large-capitalization U.S. stocks were nearly flat. Both emerging market stocks and international equities from developed markets fell significantly, pressured by rising interest rates and a strengthening U.S. dollar.

The 10-year U.S. Treasury yield (which is inversely related to bond prices) rose during the reporting period as increasing inflation drove investors’ expectations for higher interest rates. The corporate bond market also faced inflationary headwinds, and increasing uncertainty led to higher corporate bond spreads (the difference in yield between U.S. Treasuries and similarly-dated corporate bonds).

The U.S. Federal Reserve (the “Fed”), acknowledging that inflation is growing faster than expected, raised interest rates in March 2022, the first increase of this business cycle. Furthermore, the Fed wound down its bond-buying programs and raised the prospect of reversing the flow and reducing its balance sheet. Continued high inflation and the Fed’s new tone led many analysts to anticipate that the Fed will continue to raise interest rates multiple times throughout the year.

Looking ahead, however, the horrific war in Ukraine has significantly clouded the outlook for the global economy, leading to major volatility in energy and metal markets. Sanctions on Russia, Europe’s top energy supplier, and general wartime disruption are likely to drive already-high commodity prices even higher. We believe sharp increases in energy prices will exacerbate inflationary pressure while also constraining economic growth. Combating inflation without stifling a recovery, while buffering against ongoing supply and price shocks amid the ebb and flow of the pandemic, will be an especially challenging environment for setting effective monetary policy. Despite the likelihood of more rate increases on the horizon, we believe the Fed will err on the side of protecting employment, even at the expense of higher inflation.

In this environment, we favor an overweight to equities, as valuations have become more attractive and inflation-adjusted interest rates remain low. Sectors that are better poised to manage the transition to a lower-carbon world, such as technology and healthcare, are particularly attractive in the long term. We favor U.S. equities due to strong earnings momentum, while Japanese equities should benefit from supportive monetary and fiscal policy. We are underweight credit overall, but inflation-protected U.S. Treasuries, Asian fixed income, and emerging market local-currency bonds offer potential opportunities for additional yield. We believe that international diversification and a focus on sustainability and quality can help provide portfolio resilience.

Overall, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of April 30, 2022

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	(9.65)%	0.21%

U.S. small cap equities (Russell 2000® Index)	(18.38)	(16.87)

International equities (MSCI Europe, Australasia, Far East Index)	(11.80)	(8.15)

Emerging market equities (MSCI Emerging Markets Index)	(14.15)	(18.33)

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.07	0.08

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(10.29)	(8.86)

U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	(9.47)	(8.51)

Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	(7.90)	(7.88)

U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	(7.40)	(5.22)

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Fund Summary as of April 30, 2022	iShares® 0-5 Year High Yield Corporate Bond ETF

Investment Objective

The iShares 0-5 Year High Yield Corporate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, high yield corporate bonds with remaining maturities of less than five years, as represented by the Markit iBoxx® USD Liquid High Yield 0-5 Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception

Fund NAV	(3.63)%	(2.04)%	3.17%	3.38%	(2.04)%	16.89%	32.79%
Fund Market	(4.00)	(2.52)	3.00	3.33	(2.52)	15.95	32.26
Index	(3.43)	(1.74)	3.56	3.72	(1.74)	19.12	36.59

The inception date of the Fund was 10/15/13. The first day of secondary market trading was 10/17/13.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (11/01/21)	Ending Account Value (04/30/22)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/21)	Ending Account Value (04/30/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 963.70	$ 1.46		$ 1,000.00	$ 1,023.30	$ 1.51		0.30%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Rating*	Percent of Total Investments(a)

Baa	2.4%
Ba	39.6
B	42.8
Caa	11.0
Ca	0.3
Not Rated	3.9

ALLOCATION BY MATURITY

Maturity	Percent of Total Investments(a)

0-1 Year	4.9%
1-2 Years	7.6
2-3 Years	20.9
3-4 Years	37.4
4-5 Years	29.2

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

4	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of April 30, 2022	iShares® Broad USD High Yield Corporate Bond ETF

Investment Objective

The iShares Broad USD High Yield Corporate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, high yield corporate bonds, as represented by the ICE BofA U.S. High Yield Constrained Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns

	6 Months	1 Year	Since Inception	1 Year	Since Inception

Fund NAV	(7.25)%	(5.07)%	3.05%	(5.07)%	14.52%
Fund Market	(7.97)	(5.83)	2.90	(5.83)	13.79
Index	(7.21)	(4.98)	3.15	(4.98)	15.04

The inception date of the Fund was 10/25/17. The first day of secondary market trading was 10/26/17.

On 3/1/2021 the Fund began to track the 4pm pricing variant of the ICE BofA U.S. High Yield Constrained Index. Historical index data prior to 3/1/2021 is for the 3pm pricing variant of the ICE BofA U.S. High Yield Constrained Index. Index data on and after 3/1/2021 is for the 4pm pricing variant of the ICE BofA U.S. High Yield Constrained Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (11/01/21)	Ending Account Value (04/30/22)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/21)	Ending Account Value (04/30/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 927.50	$ 0.72		$ 1,000.00	$ 1,024.10	$ 0.75		0.15%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Rating*	Percent of Total Investments(a)

Baa	2.1%
Ba	42.9
B	40.7
Caa	11.9
Ca	0.1
C	0.1
Not Rated	2.2

ALLOCATION BY MATURITY

Maturity	Percent of Total Investments(a)

0-1 Year	0.6%
1-5 Years	36.6
5-10 Years	57.2
10-15 Years	2.3
15-20 Years	0.9
More than 20 Years	2.4

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

F U N D S U M M A R Y	5

Fund Summary as of April 30, 2022	iShares® ESG Advanced High Yield Corporate Bond ETF

Investment Objective

The iShares ESG Advanced High Yield Corporate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated high yield corporate bonds from issuers with a favorable environmental, social and governance rating as identified by the index provider, while applying extensive screens for involvement in controversial activities, as represented by the Bloomberg MSCI US High Yield Choice ESG Screened Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception

Fund NAV	(8.08)%	(6.65)%	3.01%	4.29%	(6.65)%	16.00%	27.99%
Fund Market	(8.63)	(7.23)	2.88	4.20	(7.23)	15.25	27.40
Index	(8.39)	(6.79)	3.29	4.57	(6.79)	17.59	30.07

The inception date of the Fund was 6/14/16. The first day of secondary market trading was 6/16/16.

Index performance through September 14, 2020 reflects the performance of the Markit iBoxx USD Liquid High Yield ex-Oil & Gas Index. Index performance beginning on September 15, 2020 reflects the performance of the Bloomberg MSCI US High Yield Choice ESG Screened Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (11/01/21)	Ending Account Value (04/30/22)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/21)	Ending Account Value (04/30/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 919.20	$ 1.67		$ 1,000.00	$ 1,023.10	$ 1.76		0.35%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Rating*	Percent of Total Investments(a)

Baa	3.8%
Ba	51.5
B	38.3
Caa	4.8
Not Rated	1.6

ALLOCATION BY MATURITY

Maturity	Percent of Total Investments(a)

0-1 Year	0.6%
1-5 Years	30.5
5-10 Years	64.5
10-15 Years	1.9
15-20 Years	0.6
More than 20 Years	1.9

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

6	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of April 30, 2022	iShares® Fallen Angels USD Bond ETF

Investment Objective

The iShares Fallen Angels USD Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, high yield corporate bonds that were previously rated investment grade, as represented by the Bloomberg U.S. High Yield Fallen Angel 3% Capped Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund the may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception

Fund NAV	(10.09)%	(6.67)%	4.79%	6.61%	(6.67)%	26.34%	45.71%
Fund Market	(11.08)	(7.64)	4.46	6.45	(7.64)	24.35	44.38
Index	(9.96)	(6.10)	5.54	7.23	(6.10)	30.93	50.75

The inception date of the Fund was 6/14/16. The first day of secondary market trading was 6/16/16.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (11/01/21)	Ending Account Value (04/30/22)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/21)	Ending Account Value (04/30/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 899.10	$ 1.18		$ 1,000.00	$ 1,023.60	$ 1.25		0.25%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Rating*	Percent of Total Investments(a)

A	0.3%
Baa	9.8
Ba	68.5
B	16.0
Caa	1.8
C	0.7
Not Rated	2.9

ALLOCATION BY MATURITY

Maturity	Percent of Total Investments(a)

0-1 Year	1.6%
1-5 Years	38.3
5-10 Years	27.9
10-15 Years	11.3
15-20 Years	8.6
More than 20 Years	12.3

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

F U N D S U M M A R Y	7

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2) ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.

The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in a Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

8	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) April 30, 2022	iShares® 0-5 Year High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.3%
Clear Channel International BV, 6.63%, 08/01/25 (Call 05/10/22)(a)	$4,170	$4,214,535
Outfront Media Capital LLC/Outfront Media Capital Corp., 6.25%, 06/15/25 (Call 06/15/22)(a)(b)	4,805	4,878,721
Summer BC Bidco B LLC, 5.50%, 10/31/26 (Call 07/15/23)(a)	4,160	3,963,440

		13,056,696

Aerospace & Defense — 3.6%
Bombardier Inc.
7.13%, 06/15/26 (Call 06/15/23)(a)	12,855	11,892,032
7.50%, 12/01/24 (Call 05/30/22)(a)(b)	8,236	8,228,239
7.50%, 03/15/25 (Call 05/30/22)(a)(b)	13,243	12,830,259
7.88%, 04/15/27 (Call 05/30/22)(a)	1,833	1,707,592
F-Brasile SpA/F-Brasile U.S. LLC, Series XR, 7.38%, 08/15/26 (Call 08/15/22)(a)(b)	4,915	4,337,488
Hexcel Corp., 4.20%, 02/15/27 (Call 11/15/26)(b)	1,610	1,579,915
Howmet Aerospace Inc.
5.13%, 10/01/24 (Call 07/01/24)(b)	11,957	12,169,237
6.88%, 05/01/25 (Call 04/01/25)(b)	6,624	6,997,726
Maxar Space Robotics LLC, 9.75%, 12/31/23 (Call 05/10/22)(a)(b)	4,377	4,666,976
Rolls-Royce PLC, 3.63%, 10/14/25 (Call 07/14/25)(a)(b)	10,446	9,793,125
Spirit AeroSystems Inc.
5.50%, 01/15/25 (Call 10/15/22)(a)(b)	4,285	4,273,131
7.50%, 04/15/25 (Call 05/31/22)(a)	13,621	13,831,827
TransDigm Inc.
6.25%, 03/15/26 (Call 05/31/22)(a)(b)	46,275	46,161,242
6.38%, 06/15/26 (Call 05/31/22)	10,137	9,984,945
7.50%, 03/15/27 (Call 05/31/22)(b)	5,000	5,041,111
8.00%, 12/15/25 (Call 05/31/22)(a)(b)	9,930	10,335,343
TransDigm UK Holdings PLC, 6.88%, 05/15/26 (Call 05/31/22)(b)	4,952	4,913,312
Triumph Group Inc.
6.25%, 09/15/24 (Call 05/31/22)(a)(b)	5,294	5,061,947
7.75%, 08/15/25 (Call 05/31/22)(b)	5,406	5,233,008
8.88%, 06/01/24 (Call 02/01/23)(a)	5,592	5,779,723

		184,818,178

Agriculture — 0.2%
Darling Ingredients Inc., 5.25%, 04/15/27 (Call 05/10/22)(a)	5,125	5,128,844
Vector Group Ltd., 10.50%, 11/01/26 (Call 05/31/22)(a)	5,850	5,950,912

		11,079,756

Airlines — 3.0%
Air Canada, 3.88%, 08/15/26 (Call 02/15/26)(a)	12,360	11,371,200
American Airlines Group Inc.
3.75%, 03/01/25(a)(b)	5,098	4,565,004
5.00%, 06/01/22(a)(b)	5,637	5,635,430
American Airlines Inc., 11.75%, 07/15/25(a)(b)	25,445	29,261,750
American Airlines Inc./AAdvantage Loyalty IP Ltd., 5.50%, 04/20/26(a)	36,003	35,426,502
Delta Air Lines Inc.
2.90%, 10/28/24 (Call 09/28/24)(b)	9,950	9,477,375
3.80%, 04/19/23 (Call 03/19/23)(b)	3,377	3,371,647
7.38%, 01/15/26 (Call 12/15/25)(b)	11,196	11,871,399
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., 5.75%, 01/20/26 (Call 01/20/24)(a)(b)	12,549	12,250,961
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., 8.00%, 09/20/25 (Call 09/20/23)(a)	5,375	5,664,103

Security	Par (000)	Value

Airlines (continued)
United Airlines Holdings Inc., 4.88%, 01/15/25(b)	$3,282	$3,176,167
United Airlines Inc., 4.38%, 04/15/26 (Call 10/15/25)(a)(b)	20,939	20,053,280

		152,124,818

Apparel — 0.6%
Hanesbrands Inc.
4.63%, 05/15/24 (Call 02/15/24)(a)	9,388	9,304,369
4.88%, 05/15/26 (Call 02/15/26)(a)(b)	9,240	8,979,102
Michael Kors USA Inc., 4.50%, 11/01/24 (Call 09/01/24)(a)	3,792	3,704,973
Under Armour Inc., 3.25%, 06/15/26 (Call 03/15/26)(b)	6,037	5,560,655
William Carter Co. (The), 5.63%, 03/15/27 (Call 05/31/22)(a)(b)	4,475	4,459,114

		32,008,213

Auto Manufacturers — 3.6%
Aston Martin Capital Holdings Ltd., 10.50%, 11/30/25 (Call 11/01/24)(a)(b)	11,708	11,795,810
Ford Motor Co.
4.35%, 12/08/26 (Call 09/08/26)(b)	9,205	8,836,800
9.00%, 04/22/25 (Call 03/22/25)(b)	2,430	2,698,819
Ford Motor Credit Co. LLC
2.30%, 02/10/25 (Call 01/10/25)	6,750	6,265,525
2.70%, 08/10/26 (Call 07/10/26)(b)	9,081	8,087,968
2.98%, 08/03/22 (Call 07/03/22)(b)	4,435	4,435,036
3.09%, 01/09/23	8,582	8,589,209
3.10%, 05/04/23	5,341	5,274,237
3.35%, 11/01/22	6,930	6,928,241
3.37%, 11/17/23(b)	4,920	4,840,985
3.38%, 11/13/25 (Call 10/13/25)	12,861	12,113,454
3.55%, 10/07/22(b)	3,149	3,151,893
3.66%, 09/08/24	4,750	4,614,625
3.81%, 01/09/24 (Call 11/09/23)(b)	3,958	3,902,366
4.06%, 11/01/24 (Call 10/01/24)(b)	7,997	7,832,162
4.13%, 08/04/25	8,201	7,910,183
4.14%, 02/15/23 (Call 01/15/23)	4,825	4,815,350
4.25%, 09/20/22(b)	5,015	5,033,806
4.27%, 01/09/27 (Call 11/09/26)	5,250	4,964,137
4.38%, 08/06/23	5,390	5,393,234
4.39%, 01/08/26(b)	6,812	6,560,893
4.54%, 08/01/26 (Call 06/01/26)(b)	4,086	3,907,238
4.69%, 06/09/25 (Call 04/09/25)	3,321	3,255,255
5.13%, 06/16/25 (Call 05/16/25)	10,630	10,529,015
5.58%, 03/18/24 (Call 02/18/24)	8,106	8,166,795
Jaguar Land Rover Automotive PLC
5.63%, 02/01/23 (Call 05/31/22)(a)(b)	4,469	4,441,069
7.75%, 10/15/25 (Call 10/15/22)(a)	7,030	7,018,611
JB Poindexter & Co. Inc., 7.13%, 04/15/26 (Call 05/31/22)(a)	5,921	5,920,990
Mclaren Finance PLC, 7.50%, 08/01/26 (Call 08/01/23)(a)	6,465	6,228,517

		183,512,223

Auto Parts & Equipment — 1.5%
Adient Global Holdings Ltd., 4.88%, 08/15/26 (Call 05/30/22)(a)(b)	8,305	7,401,831
American Axle & Manufacturing Inc.
6.25%, 03/15/26 (Call 05/10/22)(b)	2,109	2,010,932
6.50%, 04/01/27 (Call 05/31/22)(b)	4,750	4,402,399
Clarios Global LP, 6.75%, 05/15/25 (Call 05/30/22)(a)(b)	4,528	4,621,654
Clarios Global LP/Clarios US Finance Co., 6.25%, 05/15/26 (Call 05/31/22)(a)(b)	10,316	10,420,046
Dana Financing Luxembourg Sarl, 5.75%, 04/15/25 (Call 05/30/22)(a)	4,795	4,738,553

S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® 0-5 Year High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Parts & Equipment (continued)
Goodyear Tire & Rubber Co. (The)
4.88%, 03/15/27 (Call 12/15/26)(b)	$3,000	$2,793,126
5.00%, 05/31/26 (Call 05/31/22)(b)	10,695	10,244,473
9.50%, 05/31/25 (Call 05/31/22)	10,290	10,790,197
Tenneco Inc., 5.00%, 07/15/26 (Call 05/31/22)(b)	5,717	5,481,174
ZF North America Capital Inc., 4.75%, 04/29/25(a)(b)	10,976	10,701,600

		73,605,985

Banks — 1.6%
Commerzbank AG, 8.13%, 09/19/23(a)	9,563	9,954,557
Deutsche Bank AG, 4.50%, 04/01/25(b)	15,763	15,467,759
Freedom Mortgage Corp.
6.63%, 01/15/27 (Call 01/15/24)(a)(b)	7,020	6,072,300
7.63%, 05/01/26 (Call 05/01/23)(a)(b)	5,650	5,141,500
8.13%, 11/15/24 (Call 05/31/22)(a)(b)	4,046	3,920,068
8.25%, 04/15/25 (Call 05/31/22)(a)(b)	5,840	5,634,975
Intesa Sanpaolo SpA
5.02%, 06/26/24(a)	22,042	21,506,917
5.71%, 01/15/26(a)(b)	12,585	12,524,556

		80,222,632

Building Materials — 0.5%
Eco Material Technologies Inc., 7.88%, 01/31/27 (Call 01/31/24)(a)	5,325	5,148,609
Jeld-Wen Inc., 4.63%, 12/15/25 (Call 05/31/22)(a)	4,219	3,976,671
Koppers Inc., 6.00%, 02/15/25 (Call 05/31/22)(a)	5,417	5,246,365
Standard Industries Inc./NJ, 5.00%, 02/15/27 (Call 05/31/22)(a)(b)	8,965	8,449,513

		22,821,158

Chemicals — 1.3%
Cerdia Finanz GmbH, 10.50%, 02/15/27 (Call 02/15/24)(a)	5,860	5,191,590
Cornerstone Chemical Co., 6.75%, 08/15/24 (Call 05/31/22)(a)(b)	4,607	4,137,316
GCP Applied Technologies Inc., 5.50%, 04/15/26 (Call 05/16/22)(a)	2,306	2,324,736
GPD Companies Inc., 10.13%, 04/01/26 (Call 05/31/22)(a)(b)	4,331	4,515,068
INEOS Quattro Finance 2 PLC., 3.38%, 01/15/26 (Call 01/15/23)(a)(b)	4,970	4,497,912
NOVA Chemicals Corp.
4.88%, 06/01/24 (Call 03/03/24)(a)	10,074	9,935,483
5.00%, 05/01/25 (Call 01/31/25)(a)(b)	4,765	4,696,503
Rain CII Carbon LLC/CII Carbon Corp., 7.25%, 04/01/25 (Call 05/31/22)(a)	5,025	4,849,125
Rayonier AM Products Inc.
5.50%, 06/01/24 (Call 05/31/22)(a)(b)	3,889	3,823,495
7.63%, 01/15/26 (Call 01/15/24)(a)(b)	4,935	4,687,263
SCIL USA Holdings LLC, Class-H, 5.38%, 11/01/26 (Call 11/01/23)(a)	7,790	7,108,375
SPCM SA, 3.13%, 03/15/27 (Call 03/15/24)(a)	1,095	965,288
TPC Group Inc., 10.50%, 08/01/24 (Call 05/31/22)(a)(c)(d)	4,548	1,476,465
Trinseo Materials Operating SCA/Trinseo Materials Finance Inc., 5.38%, 09/01/25 (Call 05/30/22)(a)(b)	4,780	4,618,825
Venator Finance Sarl/Venator Materials LLC, 5.75%, 07/15/25 (Call 05/31/22)(a)(b)	3,520	2,886,400

		65,713,844

Coal — 0.1%
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp., 7.50%, 05/01/25 (Call 05/31/22)(a)(b)	3,390	3,398,475

Security	Par (000)	Value

Commercial Services — 3.6%
ADT Security Corp. (The), 4.13%, 06/15/23	$7,023	$6,966,816
Ahern Rentals Inc., 7.38%, 05/15/23 (Call 05/31/22)(a)(b)	5,155	4,820,511
Albion Financing 1 Sarl/Aggreko Holdings Inc., 6.13%, 10/15/26 (Call 10/15/23)(a)	5,580	5,255,847
Albion Financing 2SARL, 8.75%, 04/15/27 (Call 10/15/23)(a)	4,250	4,040,050
Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.63%, 07/15/26 (Call 07/15/22)(a)	19,890	19,245,564
Aptim Corp., 7.75%, 06/15/25 (Call 05/16/22)(a)(b)	4,930	3,856,903
APX Group Inc., 6.75%, 02/15/27 (Call 02/15/23)(a)(b)	6,475	6,400,942
Block Inc., 2.75%, 06/01/26 (Call 05/01/26)(a)(b)	10,510	9,578,036
Brink’s Co. (The), 5.50%, 07/15/25 (Call 07/15/22)(a)(b)	3,879	3,877,950
Cimpress PLC, 7.00%, 06/15/26 (Call 05/30/22)(a)(b)	5,725	5,337,131
CoreCivic Inc., 8.25%, 04/15/26 (Call 04/15/24)	6,980	7,087,143
Garda World Security Corp., 4.63%, 02/15/27 (Call 02/15/23)(a)(b)	6,101	5,538,183
Graham Holdings Co., 5.75%, 06/01/26 (Call 05/10/22)(a)	2,400	2,419,632
Grand Canyon University, 4.13%, 10/01/24	4,370	4,241,085
Hertz Corp. (The), 4.63%, 12/01/26 (Call 12/01/23)(a)	5,261	4,789,825
Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer Inc., 5.00%, 02/01/26 (Call 02/01/23)(a)	4,427	4,158,024
MoneyGram International Inc., 5.38%, 08/01/26 (Call 08/01/23)(a)(b)	5,520	5,602,800
Nielsen Co Luxembourg SARL (The), 5.00%, 02/01/25 (Call 05/30/22)(a)(b)	5,400	5,406,750
Prime Security Services Borrower LLC/Prime Finance Inc.
5.25%, 04/15/24(a)(b)	7,034	7,025,207
5.75%, 04/15/26(a)	14,245	13,647,565
Ritchie Bros. Auctioneers Inc., 5.38%, 01/15/25 (Call 05/31/22)(a)	4,738	4,750,556
RR Donnelley & Sons Co., 6.13%, 11/01/26 (Call 11/01/23)(a)(b)	4,365	4,260,840
Sabre GLBL Inc.
7.38%, 09/01/25 (Call 09/01/22)(a)(b)	9,253	9,354,135
9.25%, 04/15/25 (Call 03/16/25)(a)(b)	7,725	8,253,487
Shift4 Payments LLC/Shift4 Payments Finance Sub Inc., 4.63%, 11/01/26 (Call 11/01/22)(a)(b)	4,465	4,253,515
Team Health Holdings Inc., 6.38%, 02/01/25 (Call 05/16/22)(a)(b)	7,029	6,001,009
Verscend Escrow Corp., 9.75%, 08/15/26 (Call 05/31/22)(a)(b)	8,215	8,461,450
WASH Multifamily Acquisition Inc., 5.75%, 04/15/26 (Call 04/15/23)(a)	8,680	8,445,623

		183,076,579

Computers — 0.9%
Diebold Nixdorf Inc.
8.50%, 04/15/24 (Call 05/31/22)(b)	3,937	2,563,971
9.38%, 07/15/25 (Call 07/15/22)(a)(b)	7,134	6,313,590
Exela Intermediate LLC/Exela Finance Inc., 11.50%, 07/15/26 (Call 12/01/22)(a)	945	349,404
Presidio Holdings Inc., 4.88%, 02/01/27 (Call 02/01/23)(a)	5,548	5,258,811
Seagate HDD Cayman
4.75%, 06/01/23(b)	4,475	4,495,200
4.75%, 01/01/25(b)	5,110	5,091,405
4.88%, 03/01/24 (Call 01/01/24)(b)	5,348	5,379,048
Vericast Corp., 11.00%, 09/15/26 (Call 09/15/23)(a)	12,497	11,774,372
Western Digital Corp., 4.75%, 02/15/26 (Call 11/15/25)(b)	3,345	3,324,094

		44,549,895

10	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® 0-5 Year High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Cosmetics & Personal Care — 0.4%
Coty Inc.
5.00%, 04/15/26 (Call 04/15/23)(a)(b)	$9,685	$9,212,856
6.50%, 04/15/26 (Call 05/31/22)(a)(b)	5,295	5,149,388
Oriflame Investment Holding PLC, 5.13%, 05/04/26 (Call 05/15/23)(a)	5,135	3,628,519

		17,990,763

Distribution & Wholesale — 0.7%
Avient Corp.
5.25%, 03/15/23(b)	4,911	4,948,528
5.75%, 05/15/25 (Call 05/31/22)(a)	7,463	7,532,294
G-III Apparel Group Ltd., 7.88%, 08/15/25 (Call 08/15/22)(a)(b)	3,373	3,509,606
KAR Auction Services Inc., 5.13%, 06/01/25 (Call 05/31/22)(a)(b)	11,706	11,873,396
Wesco Aircraft Holdings Inc., 9.00%, 11/15/26 (Call 11/15/22)(a)(b)	9,254	5,737,480
Wolverine Escrow LLC, 8.50%, 11/15/24 (Call 05/31/22)(a)	5,948	3,301,140

		36,902,444

Diversified Financial Services — 4.1%
Ally Financial Inc., 5.75%, 11/20/25 (Call 10/21/25)(b)	11,053	11,358,615
Credit Acceptance Corp.
5.13%, 12/31/24 (Call 05/10/22)(a)	4,274	4,230,562
6.63%, 03/15/26 (Call 05/10/22)(b)	4,415	4,464,448
Enact Holdings Inc., 6.50%, 08/15/25 (Call 02/15/25)(a)(b)	7,675	7,641,767
Enova International Inc., 8.50%, 09/15/25 (Call 05/31/22)(a)	3,750	3,724,922
Finance of America Funding LLC, 7.88%, 11/15/25 (Call 11/15/22)(a)(b)	3,543	3,158,584
goeasy Ltd., 5.38%, 12/01/24 (Call 05/30/22)(a)(b)	5,362	5,258,996
Home Point Capital Inc., 5.00%, 02/01/26 (Call 02/01/23)(a)(b)	5,534	4,379,853
LD Holdings Group LLC, 6.50%, 11/01/25 (Call 11/01/22)(a)(b)	5,215	4,312,649
Nationstar Mortgage Holdings Inc., 6.00%, 01/15/27 (Call 01/15/23)(a)	6,450	6,258,826
Navient Corp.
5.00%, 03/15/27 (Call 09/15/26)(b)	7,250	6,599,856
5.50%, 01/25/23(b)	10,465	10,484,727
5.88%, 10/25/24(b)	5,515	5,494,319
6.13%, 03/25/24	8,708	8,740,655
6.75%, 06/25/25(b)	4,755	4,765,727
6.75%, 06/15/26(b)	4,910	4,817,937
OneMain Finance Corp.
3.50%, 01/15/27 (Call 01/15/24)(b)	7,610	6,696,800
5.63%, 03/15/23	7,775	7,852,750
6.13%, 03/15/24 (Call 09/15/23)(b)	13,012	13,058,062
6.88%, 03/15/25	13,619	13,725,909
7.13%, 03/15/26(b)	16,376	16,642,929
8.88%, 06/01/25 (Call 06/01/22)	4,556	4,777,194
Oxford Finance LLC/Oxford Finance Co-Issuer II Inc., 6.38%, 02/01/27 (Call 02/01/24)(a)(b)	4,030	4,062,867
PennyMac Financial Services Inc., 5.38%, 10/15/25 (Call 10/15/22)(a)(b)	6,991	6,656,250
PHH Mortgage Corp., 7.88%, 03/15/26 (Call 03/15/23)(a)(b)	3,740	3,370,675
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc., 2.88%, 10/15/26 (Call 10/15/23)(a)(b)	11,697	10,348,882
SLM Corp.
3.13%, 11/02/26 (Call 10/02/26)	5,435	4,962,834

Security	Par (000)	Value

Diversified Financial Services (continued)
4.20%, 10/29/25 (Call 09/29/25)(b)	$4,929	$4,798,973
TMX Finance LLC/TitleMax Finance Corp., 11.13%, 04/01/23 (Call 05/31/22)(a)	3,596	3,549,552
United Wholesale Mortgage LLC
5.50%, 11/15/25 (Call 11/15/22)(a)(b)	7,501	6,891,544
5.75%, 06/15/27 (Call 06/15/24)(a)(b)	1,865	1,606,698
VistaJet Malta Finance PLC/XO Management Holding Inc., 7.88%, 05/01/27(a)	5,275	4,947,950

		209,642,312

Electric — 1.3%
Calpine Corp., 5.25%, 06/01/26 (Call 05/31/22)(a)(b)	4,380	4,349,340
DPL Inc., 4.13%, 07/01/25 (Call 04/01/25)	4,649	4,507,670
Drax Finco PLC, 6.63%, 11/01/25 (Call 05/10/22)(a)	5,035	5,063,246
FirstEnergy Corp., Series A, 3.35%, 07/15/22 (Call 05/31/22)	2,866	2,858,477
FirstEnergy Transmission LLC, 4.35%, 01/15/25 (Call 10/15/24)(a)	65	64,871
InterGen NV, 7.00%, 06/30/23 (Call 05/30/22)(a)	3,554	3,482,328
NextEra Energy Operating Partners LP
3.88%, 10/15/26 (Call 07/15/26)(a)(b)	4,845	4,554,300
4.25%, 07/15/24 (Call 04/15/24)(a)	7,927	7,859,224
4.25%, 09/15/24 (Call 07/15/24)(a)	25	24,635
NRG Energy Inc., 6.63%, 01/15/27 (Call 05/16/22)	4,778	4,861,615
Terraform Global Operating LLC, 6.13%, 03/01/26 (Call 05/31/22)(a)(b)	3,095	3,039,935
TransAlta Corp., 4.50%, 11/15/22 (Call 08/15/22)	3,037	3,034,532
Vistra Operations Co. LLC
5.50%, 09/01/26 (Call 05/10/22)(a)(b)	9,980	9,948,812
5.63%, 02/15/27 (Call 05/10/22)(a)(b)	13,941	13,712,368

		67,361,353

Electrical Components & Equipment — 0.3%
WESCO Distribution Inc., 7.13%, 06/15/25 (Call 06/15/22)(a)	16,737	17,385,559

Electronics — 0.5%
Likewize Corp., 9.75%, 10/15/25 (Call 10/15/22)(a)	4,164	4,049,490
Schweitzer-Mauduit International Inc., 6.88%, 10/01/26 (Call 05/30/22)(a)	3,275	2,946,681
Sensata Technologies BV
4.88%, 10/15/23(a)(b)	5,490	5,497,686
5.00%, 10/01/25(a)(b)	7,489	7,432,215
5.63%, 11/01/24(a)(b)	3,555	3,602,992

		23,529,064

Energy - Alternate Sources — 0.1%
Sunnova Energy Corp., 5.88%, 09/01/26 (Call 09/01/23)(a)(b)	3,865	3,546,621
TerraForm Power Operating LLC, 4.25%, 01/31/23 (Call 10/31/22)(a)(b)	3,924	3,933,319

		7,479,940

Engineering & Construction — 0.9%
AECOM, 5.13%, 03/15/27 (Call 12/15/26)(b)	10,100	9,986,375
Artera Services LLC, 9.03%, 12/04/25 (Call 02/04/23)(a)	9,975	9,544,204
Brand Industrial Services Inc., 8.50%, 07/15/25 (Call 05/31/22)(a)(b)	10,148	9,158,570
Brundage-Bone Concrete Pumping Holdings Inc., 6.00%, 02/01/26 (Call 02/01/23)(a)(b)	3,590	3,356,650
Fluor Corp., 3.50%, 12/15/24 (Call 09/15/24)(b)	4,330	4,219,585
Promontoria Holding 264 BV, 7.88%, 03/01/27 (Call 03/01/24)(a)	3,570	3,373,650

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® 0-5 Year High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Engineering & Construction (continued)
Tutor Perini Corp., 6.88%, 05/01/25 (Call 05/16/22)(a)(b)	$4,729	$4,425,162

		44,064,196

Entertainment — 3.6%
Banijay Entertainment SASU, 5.38%, 03/01/25 (Call 05/30/22)(a)(b)	3,970	3,897,945
Caesars Entertainment Inc., 6.25%, 07/01/25 (Call 07/01/22)(a)	35,676	36,086,988
Caesars Resort Collection LLC/CRC Finco Inc., 5.75%, 07/01/25 (Call 07/01/22)(a)(b)	11,490	11,734,162
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op
5.38%, 04/15/27 (Call 05/31/22)	4,500	4,376,250
5.50%, 05/01/25 (Call 05/31/22)(a)(b)	11,660	11,690,607
Churchill Downs Inc., 5.50%, 04/01/27 (Call 05/31/22)(a)	2,675	2,624,712
Cinemark USA Inc., 5.88%, 03/15/26 (Call 03/15/23)(a)(b)	4,320	4,016,736
Golden Entertainment Inc., 7.63%, 04/15/26 (Call 05/31/22)(a)(b)	3,720	3,812,070
International Game Technology PLC
4.13%, 04/15/26 (Call 04/15/23)(a)	8,190	7,703,432
6.25%, 01/15/27 (Call 07/15/26)(a)	7,775	7,893,336
6.50%, 02/15/25 (Call 08/15/24)(a)(b)	10,776	10,917,884
Live Nation Entertainment Inc., 4.88%, 11/01/24 (Call 05/31/22)(a)(b)	7,096	6,981,116
Merlin Entertainments Ltd., 5.75%, 06/15/26 (Call 03/17/26)(a)(b)	4,225	4,134,215
Mohegan Gaming & Entertainment
7.88%, 10/15/24 (Call 05/16/22)(a)(b)	5,099	5,211,815
8.00%, 02/01/26 (Call 02/01/23)(a)(b)	12,006	10,538,867
Penn National Gaming Inc., 5.63%, 01/15/27 (Call 05/31/22)(a)(b)	4,250	4,051,313
Raptor Acquisition Corp./Raptor Co-Issuer LLC, 4.88%, 11/01/26 (Call 11/01/22)(a)	3,905	3,681,134
Scientific Games International Inc., 8.63%, 07/01/25 (Call 07/01/22)(a)	5,846	6,134,617
Six Flags Entertainment Corp.
4.88%, 07/31/24 (Call 05/31/22)(a)(b)	10,428	10,387,539
5.50%, 04/15/27 (Call 05/31/22)(a)	4,750	4,643,125
Six Flags Theme Parks Inc., 7.00%, 07/01/25 (Call 07/01/22)(a)(b)	8,359	8,664,856
Vail Resorts Inc., 6.25%, 05/15/25 (Call 05/31/22)(a)(b)	6,865	7,046,601
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 7.75%, 04/15/25 (Call 05/31/22)(a)(b)	6,765	6,966,597

		183,195,917

Environmental Control — 0.6%
GFL Environmental Inc.
3.75%, 08/01/25 (Call 08/01/22)(a)(b)	8,065	7,658,423
4.25%, 06/01/25 (Call 06/01/22)(a)(b)	5,182	5,018,923
5.13%, 12/15/26 (Call 12/15/22)(a)(b)	5,055	4,974,777
Stericycle Inc., 5.38%, 07/15/24 (Call 05/16/22)(a)(b)	7,706	7,679,491
Waste Pro USA Inc., 5.50%, 02/15/26 (Call 05/31/22)(a)	5,022	4,444,972

		29,776,586

Food — 1.6%
Albertsons Companies Inc./Safeway Inc./New Albertsons LP/Albertsons LLC
3.25%, 03/15/26 (Call 09/15/22)(a)	8,251	7,513,223
3.50%, 02/15/23 (Call 12/15/22)(a)(b)	7,201	7,191,999
4.63%, 01/15/27 (Call 01/15/23)(a)	13,575	12,712,716
7.50%, 03/15/26 (Call 05/31/22)(a)(b)	5,473	5,755,171
B&G Foods Inc., 5.25%, 04/01/25 (Call 05/31/22)(b)	9,345	8,861,396

Security	Par (000)	Value

Food (continued)
Chobani LLC/Chobani Finance Corp. Inc., 7.50%, 04/15/25 (Call 05/31/22)(a)(b)	$5,305	$4,982,350
Del Monte Foods Inc., 11.88%, 05/15/25 (Call 05/16/22)(a)	5,918	6,463,125
Fresh Market Inc. (The), 9.75%, 05/01/23 (Call 05/31/22)(a)	4,900	4,777,500
H-Food Holdings LLC/Hearthside Finance Co. Inc., 8.50%, 06/01/26 (Call 05/10/22)(a)	3,395	3,172,749
Post Holdings Inc., 5.75%, 03/01/27 (Call 05/16/22)(a)(b)	5,269	5,179,427
Sigma Holdco BV, 7.88%, 05/15/26 (Call 05/10/22)(a)(b)	4,780	3,580,817
U.S. Foods Inc., 6.25%, 04/15/25 (Call 05/31/22)(a)	11,649	11,983,909

		82,174,382

Food Service — 0.4%
Aramark Services Inc.
5.00%, 04/01/25 (Call 05/31/22)(a)(b)	5,658	5,601,957
6.38%, 05/01/25 (Call 05/31/22)(a)(b)	16,332	16,611,604

		22,213,561

Gas — 0.5%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.50%, 05/20/25 (Call 02/20/25)(b)	7,597	7,490,290
5.63%, 05/20/24 (Call 03/20/24)	6,455	6,449,191
5.88%, 08/20/26 (Call 05/20/26)(b)	6,949	6,844,765
Rockpoint Gas Storage Canada Ltd., 7.00%, 03/31/23 (Call 05/30/22)(a)(b)	2,601	2,574,990

		23,359,236

Health Care - Products — 0.0%
Ortho-Clinical Diagnostics Inc./Ortho-Clinical Diagnostics SA, 7.38%, 06/01/25 (Call 06/01/22)(a)	11	11,238

Health Care - Services — 5.6%
Air Methods Corp., 8.00%, 05/15/25 (Call 05/31/22)(a)(b)	3,950	3,239,165
Akumin Inc., 7.00%, 11/01/25 (Call 11/01/22)(a)(b)	4,540	3,829,591
CHS/Community Health Systems Inc.
5.63%, 03/15/27 (Call 12/15/23)(a)(b)	16,000	15,271,640
8.00%, 03/15/26 (Call 05/31/22)(a)	24,002	24,842,070
Encompass Health Corp., 5.75%, 09/15/25 (Call 05/31/22)(b)	3,315	3,373,012
Envision Healthcare Corp., 8.75%, 10/15/26 (Call 05/31/22)(a)	4,875	2,036,726
Global Medical Response Inc., 6.50%, 10/01/25 (Call 05/04/22)(a)(b)	6,030	5,836,286
HCA Inc.
5.38%, 02/01/25(b)	26,220	26,973,825
5.38%, 09/01/26 (Call 03/01/26)(b)	10,133	10,376,319
5.88%, 05/01/23	11,557	11,908,911
5.88%, 02/15/26 (Call 08/15/25)(b)	15,994	16,513,805
IQVIA Inc., 5.00%, 10/15/26 (Call 05/31/22)(a)	12,016	11,936,344
Legacy LifePoint Health LLC
4.38%, 02/15/27 (Call 05/31/22)(a)(b)	5,975	5,513,182
6.75%, 04/15/25 (Call 05/31/22)(a)(b)	6,361	6,461,663
ModivCare Inc., 5.88%, 11/15/25 (Call 11/15/22)(a)	5,055	4,953,900
Prime Healthcare Services Inc., 7.25%, 11/01/25 (Call 11/01/22)(a)	8,819	8,841,047
Quorum Health Corp., 11.63%, 04/15/23(e)	2,653	—
RegionalCare Hospital Partners Holdings Inc./LifePoint Health Inc., 9.75%, 12/01/26 (Call 05/31/22)(a)(b)	15,371	15,794,778
RP Escrow Issuer LLC, 5.25%, 12/15/25 (Call 12/15/22)(a)(b)	8,386	7,845,702
Select Medical Corp., 6.25%, 08/15/26 (Call 08/15/22)(a)(b)	12,815	12,718,887

12	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® 0-5 Year High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
Surgery Center Holdings Inc.
6.75%, 07/01/25 (Call 05/31/22)(a)	$3,462	$3,419,096
10.00%, 04/15/27 (Call 05/31/22)(a)	4,700	4,896,796
Tenet Healthcare Corp.
4.63%, 07/15/24 (Call 05/31/22)	7,910	7,888,564
4.63%, 09/01/24 (Call 05/16/22)(a)(b)	6,556	6,531,415
4.88%, 01/01/26 (Call 05/31/22)(a)	21,518	20,967,139
6.25%, 02/01/27 (Call 05/31/22)(a)(b)	15,880	15,737,577
6.75%, 06/15/23	18,864	19,414,452
U.S. Acute Care Solutions LLC, 6.38%, 03/01/26 (Call 03/01/23)(a)	7,393	7,184,610

		284,306,502

Holding Companies - Diversified — 0.9%
FS Energy & Power Fund, 7.50%, 08/15/23 (Call 05/15/23)(a)	4,315	4,383,141
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.75%, 09/15/24 (Call 06/15/24)(b)	10,910	10,637,250
6.25%, 05/15/26 (Call 05/31/22)(b)	13,581	13,445,190
6.38%, 12/15/25 (Call 05/31/22)(b)	7,080	7,050,808
Stena AB, 7.00%, 02/01/24(a)(b)	3,832	3,832,958
Stena International SA
5.75%, 03/01/24(a)	2,636	2,593,798
6.13%, 02/01/25 (Call 05/10/22)(a)	3,855	3,858,855

		45,802,000

Home Builders — 0.6%
Empire Communities Corp., 7.00%, 12/15/25 (Call 12/15/22)(a)	4,475	4,240,063
Forestar Group Inc., 3.85%, 05/15/26 (Call 05/15/23)(a)(b)	4,305	3,866,536
KB Home
7.50%, 09/15/22	2,621	2,661,953
7.63%, 05/15/23 (Call 11/15/22)	2,063	2,114,575
Meritage Homes Corp., 6.00%, 06/01/25 (Call 03/01/25)(b)	3,977	4,051,569
Picasso Finance Sub Inc., 6.13%, 06/15/25 (Call 06/15/22)(a)(b)	4,761	4,846,182
Taylor Morrison Communities Inc./Taylor Morrison Holdings II Inc.
5.63%, 03/01/24 (Call 12/01/23)(a)	3,295	3,312,181
5.88%, 04/15/23 (Call 01/15/23)(a)	2,793	2,824,421
TRI Pointe Group Inc./TRI Pointe Homes Inc., 5.88%, 06/15/24(b)	4,560	4,626,844

		32,544,324

Household Products & Wares — 0.2%
Kronos Acquisition Holdings Inc./KIK Custom Products Inc., 5.00%, 12/31/26 (Call 06/30/23)(a)(b)	4,762	4,220,719
Spectrum Brands Inc., 5.75%, 07/15/25 (Call 05/31/22)(b)	5,169	5,212,219

		9,432,938

Housewares — 0.8%
CD&R Smokey Buyer Inc., 6.75%, 07/15/25 (Call 07/15/22)(a)(b)	6,851	6,969,491
Newell Brands Inc.
4.10%, 04/01/23 (Call 02/01/23)(b)	9,361	9,346,959
4.45%, 04/01/26 (Call 01/01/26)(b)	20,802	20,614,782
4.88%, 06/01/25 (Call 05/01/25)(b)	4,755	4,812,087

		41,743,319

Insurance — 1.2%
Acrisure LLC/Acrisure Finance Inc.
7.00%, 11/15/25 (Call 05/31/22)(a)(b)	9,660	9,396,282
10.13%, 08/01/26 (Call 08/01/22)(a)(b)	4,060	4,227,813

Security	Par (000)	Value

Insurance (continued)
AssuredPartners Inc., 7.00%, 08/15/25 (Call 05/31/22)(a)(b)	$4,835	$4,768,084
Genworth Holdings Inc., 4.80%, 02/15/24(b)	281	281,500
HUB International Ltd., 7.00%, 05/01/26 (Call 05/10/22)(a)(b)	17,573	17,394,986
NMI Holdings Inc., 7.38%, 06/01/25 (Call 03/30/25)(a)(b)	3,831	4,002,349
Radian Group Inc.
4.50%, 10/01/24 (Call 07/01/24)(b)	5,254	5,114,112
4.88%, 03/15/27 (Call 09/15/26)(b)	4,075	3,899,436
6.63%, 03/15/25 (Call 09/15/24)	5,633	5,730,963
USI Inc./NY, 6.88%, 05/01/25 (Call 05/31/22)(a)(b)	6,320	6,223,449

		61,038,974

Internet — 1.4%
Cogent Communications Group Inc., 3.50%, 05/01/26 (Call 02/01/26)(a)(b)	5,380	5,051,390
Millennium Escrow Corp., 6.63%, 08/01/26 (Call 08/01/23)(a)	7,945	7,330,587
Northwest Fiber LLC/Northwest Fiber Finance Sub Inc., 4.75%, 04/30/27 (Call 10/15/23)(a)	2,875	2,616,250
NortonLifeLock Inc.
3.95%, 06/15/22 (Call 05/31/22)	1,901	1,898,339
5.00%, 04/15/25 (Call 05/10/22)(a)(b)	11,036	11,025,516
Photo Holdings Merger Sub Inc., 8.50%, 10/01/26 (Call 10/01/22)(a)(b)	7,897	7,369,480
TripAdvisor Inc., 7.00%, 07/15/25 (Call 07/15/22)(a)(b)	5,649	5,786,468
Uber Technologies Inc.
7.50%, 05/15/25 (Call 05/31/22)(a)	10,304	10,638,983
8.00%, 11/01/26 (Call 05/31/22)(a)(b)	16,505	17,288,987

		69,006,000

Iron & Steel — 0.3%
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 07/15/26 (Call 05/30/22)(a)	5,650	5,756,644
Cleveland-Cliffs Inc., 6.75%, 03/15/26 (Call 05/31/22)(a)	9,955	10,427,862

		16,184,506

Leisure Time — 1.3%
Constellation Merger Sub Inc., 8.50%, 09/15/25 (Call 05/31/22)(a)	4,302	4,008,926
CWT Travel Group Inc., 8.50%, 11/19/26 (Call 11/19/22)(a)	6,275	6,194,994
Life Time Inc.
5.75%, 01/15/26 (Call 01/15/23)(a)(b)	10,330	9,994,902
8.00%, 04/15/26 (Call 02/01/23)(a)(b)	4,436	4,325,544
Lindblad Expeditions LLC, 6.75%, 02/15/27 (Call 02/15/24)(a)	3,807	3,745,612
NCL Corp. Ltd.
3.63%, 12/15/24 (Call 05/10/22)(a)(b)	4,993	4,643,490
5.88%, 03/15/26 (Call 12/15/25)(a)(b)	14,362	13,268,334
5.88%, 02/15/27 (Call 02/15/24)(a)	10,837	10,332,212
Viking Cruises Ltd., 13.00%, 05/15/25 (Call 05/16/22)(a)	6,506	7,120,166

		63,634,180

Lodging — 3.2%
Boyd Gaming Corp., 8.63%, 06/01/25 (Call 06/01/22)(a)	5	5,219
Genting New York LLC, 3.30%, 02/15/26 (Call 01/15/26)(a)	5,500	5,023,140
Hilton Domestic Operating Co. Inc., 5.38%, 05/01/25 (Call 05/10/22)(a)(b)	6,911	7,024,072
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/27 (Call 05/16/22)	4,000	3,979,355
Marriott Ownership Resorts Inc., 6.13%, 09/15/25 (Call 05/31/22)(a)(b)	449	459,664

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® 0-5 Year High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Lodging (continued)
Melco Resorts Finance Ltd.
4.88%, 06/06/25 (Call 05/30/22)(a)(b)	$9,344	$8,347,836
5.25%, 04/26/26 (Call 05/30/22)(a)(b)	5,402	4,725,264
MGM China Holdings Ltd.
4.75%, 02/01/27 (Call 02/01/24)(a)(b)	7,750	6,510,000
5.25%, 06/18/25 (Call 06/18/22)(a)(b)	5,250	4,723,526
5.38%, 05/15/24 (Call 05/10/22)(a)(b)	6,895	6,444,317
5.88%, 05/15/26 (Call 05/15/22)(a)(b)	7,770	6,877,133
MGM Resorts International
4.63%, 09/01/26 (Call 06/01/26)	3,603	3,396,512
5.50%, 04/15/27 (Call 01/15/27)(b)	7,350	7,109,005
5.75%, 06/15/25 (Call 03/15/25)	7,199	7,112,792
6.00%, 03/15/23	12,236	12,381,425
6.75%, 05/01/25 (Call 05/31/22)(b)	6,872	7,045,552
Studio City Co. Ltd., 7.00%, 02/15/27 (Call 02/15/24)(a)	3,700	3,450,250
Studio City Finance Ltd., 6.00%, 07/15/25 (Call 07/15/22)(a)(b)	5,287	4,493,825
Travel + Leisure Co.
3.90%, 03/01/23 (Call 12/01/22)(b)	3,349	3,336,441
6.00%, 04/01/27 (Call 01/01/27)(b)	4,075	4,081,877
6.60%, 10/01/25 (Call 07/01/25)(b)	3,345	3,458,730
6.63%, 07/31/26 (Call 04/30/26)(a)	6,655	6,821,375
Universal Entertainment Corp., 8.50%, 12/11/24 (Call 12/11/23)(a)(b)	7,435	7,550,242
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
4.25%, 05/30/23 (Call 02/28/23)(a)	3,989	3,918,442
5.50%, 03/01/25 (Call 12/01/24)(a)	19,006	18,366,258
Wynn Macau Ltd.
4.88%, 10/01/24 (Call 05/10/22)(a)(b)	5,551	4,961,266
5.50%, 01/15/26 (Call 06/15/22)(a)	9,755	8,432,308

		160,035,826

Machinery — 0.5%
Cleaver-Brooks Inc., 7.88%, 03/01/23 (Call 05/31/22)(a)(b)	3,128	2,968,807
Maxim Crane Works Holdings Capital LLC, 10.13%, 08/01/24 (Call 05/31/22)(a)	1,224	1,212,127
Stevens Holding Co. Inc., 6.13%, 10/01/26 (Call 10/01/23)(a)(b)	4,325	4,379,063
Titan Acquisition Ltd./Titan Co-Borrower LLC, 7.75%, 04/15/26 (Call 05/30/22)(a)(b)	6,435	6,260,182
Weir Group PLC (The), 2.20%, 05/13/26 (Call 04/13/26)(a)	8,220	7,431,399
Welbilt Inc., 9.50%, 02/15/24 (Call 05/31/22)(b)	3,078	3,089,789

		25,341,367

Manufacturing — 0.7%
EnPro Industries Inc., 5.75%, 10/15/26 (Call 05/31/22)(b)	3,000	3,004,320
FXI Holdings Inc.
7.88%, 11/01/24 (Call 05/31/22)(a)(b)	4,977	4,894,531
12.25%, 11/15/26 (Call 11/15/22)(a)(b)	7,960	8,440,784
Gates Global LLC/Gates Corp., 6.25%, 01/15/26 (Call 05/31/22)(a)(b)	6,234	6,121,788
Hillenbrand Inc.
5.00%, 09/15/26 (Call 07/15/26)	4,205	4,183,975
5.75%, 06/15/25 (Call 06/15/22)(b)	3,290	3,331,300
Trinity Industries Inc., 4.55%, 10/01/24 (Call 07/01/24)(b)	4,555	4,541,335

		34,518,033

Media — 4.9%
AMC Networks Inc.
4.75%, 08/01/25 (Call 05/31/22)(b)	8,835	8,531,297
5.00%, 04/01/24 (Call 05/31/22)(b)	3,666	3,629,340

Security	Par (000)	Value

Media (continued)
CCO Holdings LLC/CCO Holdings Capital Corp.
4.00%, 03/01/23 (Call 05/16/22)(a)(b)	$6,747	$6,744,639
5.50%, 05/01/26 (Call 05/31/22)(a)(b)	3,480	3,488,700
Cengage Learning Inc., 9.50%, 06/15/24 (Call 05/31/22)(a)(b)	5,752	5,615,390
CSC Holdings LLC
5.25%, 06/01/24(b)	8,557	8,375,164
5.50%, 04/15/27 (Call 05/31/22)(a)	13,300	12,840,219
5.88%, 09/15/22(b)	6,751	6,776,675
Cumulus Media New Holdings Inc., 6.75%, 07/01/26 (Call 07/01/22)(a)(b)	4,430	4,430,000
DISH DBS Corp.
5.00%, 03/15/23(b)	14,663	14,514,024
5.25%, 12/01/26 (Call 06/01/26)(a)	28,035	25,670,248
5.88%, 07/15/22(b)	19,039	19,086,597
5.88%, 11/15/24(b)	20,353	19,704,010
7.75%, 07/01/26(b)	20,478	19,287,819
Gannett Holdings LLC, 6.00%, 11/01/26 (Call 11/01/23)(a)(b)	3,979	3,702,837
Gray Television Inc., 5.88%, 07/15/26 (Call 05/31/22)(a)(b)	8,075	8,113,356
iHeartCommunications Inc., 6.38%, 05/01/26 (Call 05/16/22)(b)	8,910	8,936,730
Radiate Holdco LLC/Radiate Finance Inc., 4.50%, 09/15/26 (Call 09/15/23)(a)(b)	9,240	8,500,800
Sinclair Television Group Inc., 5.13%, 02/15/27 (Call 05/16/22)(a)	4,103	3,584,996
Sirius XM Radio Inc., 3.13%, 09/01/26 (Call 09/01/23)(a)(b)	10,616	9,737,677
TEGNA Inc., 4.75%, 03/15/26 (Call 03/15/23)(a)(b)	6,425	6,371,180
Townsquare Media Inc., 6.88%, 02/01/26 (Call 02/01/23)(a)(b)	6,020	6,012,475
Univision Communications Inc.
5.13%, 02/15/25 (Call 05/10/22)(a)(b)	16,131	15,899,923
9.50%, 05/01/25 (Call 05/10/22)(a)	3,118	3,264,498
Videotron Ltd.
5.13%, 04/15/27 (Call 05/30/22)(a)(b)	5,675	5,561,500
5.38%, 06/15/24 (Call 03/15/24)(a)	5,884	5,961,799
Ziggo Bond Co. BV, 6.00%, 01/15/27 (Call 05/30/22)(a)(b)	6,725	6,574,136

		250,916,029

Mining — 0.6%
Arconic Corp., 6.00%, 05/15/25 (Call 05/31/22)(a)(b)	7,140	7,182,197
FMG Resources August 2006 Pty Ltd., 5.13%, 05/15/24 (Call 02/15/24)(a)(b)	6,769	6,848,041
Novelis Corp., 3.25%, 11/15/26 (Call 11/15/23)(a)(b)	7,675	7,000,966
Perenti Finance Pty Ltd., 6.50%, 10/07/25 (Call 10/07/22)(a)(b)	3,927	3,917,183
Taseko Mines Ltd., 7.00%, 02/15/26 (Call 02/15/23)(a)(b)	3,725	3,687,750

		28,636,137

Office & Business Equipment — 0.5%
Pitney Bowes Inc., 6.88%, 03/15/27 (Call 03/15/24)(a)(b)	3,600	3,327,300
Xerox Corp., 4.63%, 03/15/23 (Call 02/15/23)	11,791	11,785,252
Xerox Holdings Corp., 5.00%, 08/15/25 (Call 07/15/25)(a)(b)	8,045	7,723,200

		22,835,752

Oil & Gas — 8.9%
Aethon United BR LP/Aethon United Finance Corp., 8.25%, 02/15/26 (Call 02/15/23)(a)	8,029	8,279,656
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 7.00%, 11/01/26 (Call 05/31/22)(a)	6,540	6,591,797
Athabasca Oil Corp., 9.75%, 11/01/26 (Call 11/01/24)(a)	3,170	3,360,144

14	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® 0-5 Year High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Baytex Energy Corp.
5.63%, 06/01/24 (Call 05/31/22)(a)(b)	$6	$6,006
8.75%, 04/01/27 (Call 04/01/23)(a)	4,900	5,176,135
Berry Petroleum Co. LLC, 7.00%, 02/15/26 (Call 05/31/22)(a)(b)	4,363	4,255,795
California Resources Corp., 7.13%, 02/01/26 (Call 02/01/23)(a)(b)	6,616	6,745,012
Callon Petroleum Co., 6.13%, 10/01/24 (Call 05/31/22)	4,912	4,850,600
Calumet Specialty Products Partners LP/Calumet Finance Corp., 11.00%, 04/15/25 (Call 05/31/22)(a)(b)	5,620	5,672,828
Centennial Resource Production LLC, 6.88%, 04/01/27 (Call 05/31/22)(a)	3,600	3,582,000
Chesapeake Energy Corp., 5.50%, 02/01/26 (Call 02/05/23)(a)	5,640	5,588,253
Citgo Holding Inc., 9.25%, 08/01/24 (Call 05/31/22)(a)(b)	13,587	13,502,081
CITGO Petroleum Corp.
6.38%, 06/15/26 (Call 06/15/23)(a)(b)	6,730	6,679,525
7.00%, 06/15/25 (Call 06/15/22)(a)	11,400	11,322,913
Civitas Resources Inc., 5.00%, 10/15/26 (Call 10/15/23)(a)	4,358	4,141,685
CNX Resources Corp., 7.25%, 03/14/27 (Call 05/31/22)(a)	7,545	7,712,725
CrownRock LP/CrownRock Finance Inc., 5.63%, 10/15/25 (Call 05/31/22)(a)(b)	12,996	12,996,000
CVR Energy Inc., 5.25%, 02/15/25 (Call 05/16/22)(a)(b)	5,837	5,624,825
Earthstone Energy Holdings LLC, 8.00%, 04/15/27	5,590	5,565,516
Endeavor Energy Resources LP/EER Finance Inc., 6.63%, 07/15/25 (Call 07/15/22)(a)(b)	6,738	6,923,295
Energean Israel Finance Ltd.
4.50%, 03/30/24 (Call 12/30/23)(a)	5,950	5,783,400
4.88%, 03/30/26 (Call 12/30/25)(a)	6,335	5,886,799
Ensign Drilling Inc., 9.25%, 04/15/24 (Call 05/30/22)(a)(b)	3,719	3,653,918
Gulfport Energy Corp., 8.00%, 05/17/26 (Call 05/17/24)	3,700	3,815,625
Gulfport Energy Operating Corp., 8.00%, 05/17/26 (Call 05/17/24)(a)(b)	2,962	3,054,563
Harbour Energy PLC, 5.50%, 10/15/26 (Call 10/15/23)(a)(b)	5,200	5,018,000
Independence Energy Finance LLC, 7.25%, 05/01/26 (Call 05/01/23)(a)	7,224	7,115,640
Ithaca Energy North Sea PLC, 9.00%, 07/15/26 (Call 07/15/23)(a)	5,910	6,028,200
Laredo Petroleum Inc., 9.50%, 01/15/25 (Call 05/31/22)(b)	6,253	6,424,957
Leviathan Bond Ltd.
5.75%, 06/30/23 (Call 03/30/23)(a)	3,385	3,370,614
6.13%, 06/30/25 (Call 03/30/25)(a)	6,446	6,392,068
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.00%, 08/01/26 (Call 05/10/22)(a)	4,303	4,311,299
Matador Resources Co., 5.88%, 09/15/26 (Call 05/16/22)(b)	11,079	10,837,035
MEG Energy Corp., 7.13%, 02/01/27 (Call 02/01/23)(a)(b)	12,420	12,612,510
Moss Creek Resources Holdings Inc., 7.50%, 01/15/26 (Call 05/31/22)(a)(b)	7,300	6,694,100
Murphy Oil Corp., 5.75%, 08/15/25 (Call 05/31/22)	6,058	6,066,243
Nabors Industries Inc., 5.75%, 02/01/25 (Call 11/01/24)(b)	7,261	6,940,427
Nabors Industries Ltd., 7.25%, 01/15/26 (Call 07/15/22)(a)	5,350	5,216,250
Neptune Energy Bondco PLC, 6.63%, 05/15/25 (Call 05/30/22)(a)(b)	7,890	7,822,540
Oasis Petroleum Inc., 6.38%, 06/01/26 (Call 06/01/23)(a)	4,560	4,543,470
Occidental Petroleum Corp.
3.20%, 08/15/26 (Call 06/15/26)	8,100	7,631,120
3.40%, 04/15/26 (Call 01/15/26)	7,990	7,610,475
5.50%, 12/01/25 (Call 09/01/25)(b)	9,300	9,458,100
5.55%, 03/15/26 (Call 12/15/25)	12,255	12,561,375

Security	Par (000)	Value

Oil & Gas (continued)
5.88%, 09/01/25 (Call 06/01/25)	$11,175	$11,490,917
6.95%, 07/01/24	5,840	6,124,944
8.00%, 07/15/25 (Call 04/15/25)	5,868	6,345,508
PBF Holding Co. LLC/PBF Finance Corp.
7.25%, 06/15/25 (Call 05/31/22)	6,675	6,428,359
9.25%, 05/15/25 (Call 05/31/22)(a)	13,078	13,557,832
PDC Energy Inc., 5.75%, 05/15/26 (Call 05/31/22)(b)	8,215	8,005,838
Penn Virginia Holdings LLC., 9.25%, 08/15/26 (Call 08/15/23)(a)(b)	4,235	4,372,849
Petrofac Ltd., 9.75%, 11/15/26 (Call 11/15/23)(a)(b)	5,630	5,264,050
Puma International Financing SA
5.00%, 01/24/26 (Call 05/10/22)(a)	6,050	5,651,977
5.13%, 10/06/24 (Call 05/10/22)(a)	6,250	5,976,484
Range Resources Corp.
4.88%, 05/15/25 (Call 02/15/25)(b)	7,870	7,799,885
5.00%, 08/15/22 (Call 05/15/22)	3,787	3,792,998
5.00%, 03/15/23 (Call 12/15/22)	4,521	4,532,302
SM Energy Co.
6.63%, 01/15/27 (Call 05/31/22)(b)	4,310	4,288,450
6.75%, 09/15/26 (Call 05/31/22)	4,430	4,407,673
10.00%, 01/15/25 (Call 06/17/22)(a)	4,691	5,080,588
Southwestern Energy Co., 5.95%, 01/23/25 (Call 10/23/24)(b)	1,934	1,960,593
Strathcona Resources Ltd., 6.88%, 08/01/26 (Call 08/01/23)(a)(b)	5,270	5,098,725
Sunoco LP/Sunoco Finance Corp., 6.00%, 04/15/27 (Call 05/31/22)	2,425	2,437,125
Talos Production Inc., 12.00%, 01/15/26 (Call 01/15/23)	6,035	6,484,426
Tap Rock Resources LLC, 7.00%, 10/01/26 (Call 10/01/23)(a)	5,270	5,300,302
Transocean Guardian Ltd., 5.88%, 01/15/24 (Call 05/30/22)(a)	3,560	3,400,355
Transocean Inc.
7.25%, 11/01/25 (Call 05/10/22)(a)	4,106	3,397,715
7.50%, 01/15/26 (Call 05/10/22)(a)	5,885	4,788,919
8.00%, 02/01/27 (Call 02/01/23)(a)(b)	6,400	5,019,520
11.50%, 01/30/27 (Call 07/30/23)(a)(b)	6,970	6,935,150
Transocean Pontus Ltd., 6.13%, 08/01/25 (Call 05/30/22)(a)	2,554	2,516,861
Transocean Poseidon Ltd., 6.88%, 02/01/27 (Call 05/30/22)(a)(b)	4,980	4,799,475
Vantage Drilling International, 9.25%, 11/15/23 (Call 05/31/22)(a)	2,815	2,671,435
W&T Offshore Inc., 9.75%, 11/01/23 (Call 05/31/22)(a)	5,278	5,231,817

		450,588,591

Oil & Gas Services — 1.0%
CGG SA, 8.75%, 04/01/27 (Call 04/01/24)(a)(b)	4,750	4,702,500
CSI Compressco LP/CSI Compressco Finance Inc., 7.50%, 04/01/25 (Call 05/31/22)(a)(b)	3,105	2,986,358
Exterran Energy Solutions LP/EES Finance Corp., 8.13%, 05/01/25 (Call 05/31/22)	3,285	3,295,911
KCA Deutag UK Finance PLC, 9.88%, 12/01/25 (Call 12/01/22)(a)	4,385	4,497,503
Oceaneering International Inc., 4.65%, 11/15/24 (Call 08/15/24)(b)	4,185	4,048,988
TechnipFMC PLC, 6.50%, 02/01/26 (Call 02/01/23)(a)	6,760	7,004,577
Transocean Phoenix 2 Ltd., 7.75%, 10/15/24 (Call 05/30/22)(a)	540	541,360
USA Compression Partners LP/USA Compression Finance Corp., 6.88%, 04/01/26 (Call 05/31/22)(b)	7,645	7,485,729

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® 0-5 Year High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas Services (continued)
Weatherford International Ltd., 11.00%, 12/01/24 (Call 05/31/22)(a)(b)	$14,342	$14,829,628

		49,392,554

Packaging & Containers — 2.4%
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
4.13%, 08/15/26 (Call 08/15/22)(a)(b)	12,446	11,524,567
5.25%, 04/30/25 (Call 05/30/22)(a)(b)	7,664	7,582,762
Ball Corp.
4.00%, 11/15/23(b)	9,756	9,731,610
4.88%, 03/15/26 (Call 12/15/25)(b)	8,081	8,100,278
5.25%, 07/01/25(b)	10,516	10,783,106
Crown Americas LLC / Crown Americas Capital Corp VI, 4.25%, 09/30/26 (Call 03/31/26)(b)	4,080	3,956,963
Duke Energy Carolinas LLC, 4.75%, 02/01/26 (Call 05/31/22)(b)	9,255	9,177,813
LABL Inc., 6.75%, 07/15/26 (Call 07/15/22)(a)	7,396	7,100,160
Mauser Packaging Solutions Holding Co.
5.50%, 04/15/24 (Call 05/31/22)(a)(b)	15,179	14,818,499
7.25%, 04/15/25 (Call 05/31/22)(a)(b)	14,043	13,305,742
Owens-Brockway Glass Container Inc., 5.88%, 08/15/23(a)(b)	6,624	6,708,655
Sealed Air Corp.
5.13%, 12/01/24 (Call 09/01/24)(a)(b)	3,833	3,903,671
5.50%, 09/15/25 (Call 06/15/25)(a)(b)	4,470	4,581,750
Trivium Packaging Finance BV, 5.50%, 08/15/26 (Call 08/15/22)(a)(b)	10,900	10,532,125

		121,807,701

Pharmaceuticals — 4.1%
Bausch Health Americas Inc.
8.50%, 01/31/27 (Call 07/31/22)(a)(b)	17,725	16,757,747
9.25%, 04/01/26 (Call 05/31/22)(a)(b)	15,210	15,095,925
Bausch Health Companies Inc.
5.50%, 11/01/25 (Call 05/30/22)(a)	18,835	18,222,862
6.13%, 04/15/25 (Call 05/16/22)(a)	24,247	24,318,286
6.13%, 02/01/27 (Call 02/01/24)(a)	10,335	9,934,519
9.00%, 12/15/25 (Call 05/30/22)(a)(b)	14,660	14,696,650
Herbalife Nutrition Ltd./HLF Financing Inc., 7.88%, 09/01/25 (Call 09/01/22)(a)	6,069	5,970,379
P&L Development LLC/PLD Finance Corp., 7.75%, 11/15/25 (Call 11/15/22)(a)	4,890	4,316,648
Par Pharmaceutical Inc., 7.50%, 04/01/27 (Call 05/31/22)(a)	9,425	8,593,244
Perrigo Finance Unlimited Co.
3.90%, 12/15/24 (Call 09/15/24)	6,675	6,538,033
4.38%, 03/15/26 (Call 12/15/25)	7,931	7,649,427
PRA Health Sciences Inc., 2.88%, 07/15/26 (Call 07/15/23)(a)	5,124	4,747,591
Teva Pharmaceutical Finance Netherlands III BV
2.80%, 07/21/23(b)	21,053	20,443,516
3.15%, 10/01/26(b)	35,720	30,647,760
6.00%, 04/15/24 (Call 01/15/24)(b)	12,550	12,540,068
7.13%, 01/31/25 (Call 10/31/24)(b)	9,933	10,086,081

		210,558,736

Pipelines — 4.9%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.75%, 03/01/27 (Call 05/16/22)(a)(b)	6,150	5,996,235
7.88%, 05/15/26 (Call 05/15/23)(a)	6,582	6,885,144

Security	Par (000)	Value

Pipelines (continued)
Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.63%, 12/15/25 (Call 12/15/22)(a)	$5,637	$5,806,110
Buckeye Partners LP
3.95%, 12/01/26 (Call 09/01/26)(b)	6,243	5,876,614
4.13%, 03/01/25 (Call 02/01/25)(a)	5,362	5,130,094
4.15%, 07/01/23 (Call 04/01/23)	3,734	3,702,394
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 5.75%, 04/01/25 (Call 05/31/22)(b)	5,374	5,309,888
DCP Midstream Operating LP
3.88%, 03/15/23 (Call 12/15/22)(b)	4,210	4,201,054
5.38%, 07/15/25 (Call 04/15/25)(b)	8,969	8,969,673
EnLink Midstream Partners LP
4.15%, 06/01/25 (Call 03/01/25)(b)	7,245	7,017,386
4.40%, 04/01/24 (Call 01/01/24)	5,418	5,357,047
4.85%, 07/15/26 (Call 04/15/26)(b)	5,460	5,324,670
EQM Midstream Partners LP
4.00%, 08/01/24 (Call 05/01/24)(b)	5,244	5,070,791
4.13%, 12/01/26 (Call 09/01/26)(b)	5,165	4,774,674
4.75%, 07/15/23 (Call 06/15/23)	5,360	5,334,540
6.00%, 07/01/25 (Call 04/01/25)(a)(b)	7,145	7,078,623
Genesis Energy LP/Genesis Energy Finance Corp.
6.25%, 05/15/26 (Call 05/31/22)(b)	3,355	3,140,040
6.50%, 10/01/25 (Call 05/31/22)(b)	5,660	5,364,736
8.00%, 01/15/27 (Call 01/15/24)(b)	10,418	10,219,536
Hess Midstream Operations LP, 5.63%, 02/15/26 (Call 05/31/22)(a)	9,015	9,015,483
Holly Energy Partners LP/Holly Energy Finance Corp., 6.38%, 04/15/27	1,955	1,998,988
Howard Midstream Energy Partners LLC, 6.75%, 01/15/27 (Call 01/15/24)(a)	4,177	4,030,805
New Fortress Energy Inc.
6.50%, 09/30/26 (Call 03/31/23)(a)	15,020	14,550,625
6.75%, 09/15/25 (Call 09/15/22)(a)	13,065	12,780,836
NGL Energy Operating LLC/NGL Energy Finance Corp., 7.50%, 02/01/26 (Call 02/01/23)(a)	21,432	20,199,446
NGL Energy Partners LP/NGL Energy Finance Corp.
6.13%, 03/01/25 (Call 05/31/22)(b)	3,550	2,961,824
7.50%, 11/01/23 (Call 05/31/22)	4,709	4,377,352
Northriver Midstream Finance LP, 5.63%, 02/15/26 (Call 10/15/22)(a)	5,005	4,893,103
NuStar Logistics LP
5.75%, 10/01/25 (Call 07/01/25)(b)	6,935	6,878,986
6.00%, 06/01/26 (Call 03/01/26)(b)	4,723	4,695,790
PBF Logistics LP/PBF Logistics Finance Corp., 6.88%, 05/15/23 (Call 05/31/22)(b)	4,331	4,305,979
Rattler Midstream LP, 5.63%, 07/15/25 (Call 07/15/22)(a)(b)	5,392	5,397,796
Rockies Express Pipeline LLC, 3.60%, 05/15/25 (Call 04/15/25)(a)	3,392	3,221,654
Southeast Supply Header LLC, 4.25%, 06/15/24 (Call 03/15/24)(a)	4,305	4,270,582
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 8.50%, 10/15/26 (Call 10/15/23)(a)	7,230	6,741,975
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
6.00%, 03/01/27 (Call 03/01/23)(a)(b)	3,675	3,530,297
7.50%, 10/01/25 (Call 10/01/22)(a)	7,399	7,514,490
Western Midstream Operating LP
3.60%, 02/01/25 (Call 01/01/25)	8,000	7,645,480
3.95%, 06/01/25 (Call 03/01/25)	4,487	4,354,907

16	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® 0-5 Year High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
4.65%, 07/01/26 (Call 04/01/26)(b)	$4,525	$4,430,823

		248,356,470

Real Estate — 0.6%
Five Point Operating Co. LP/Five Point Capital Corp., 7.88%, 11/15/25 (Call 05/31/22)(a)	6,597	6,531,030
Greystar Real Estate Partners LLC, 5.75%, 12/01/25 (Call 05/31/22)(a)(b)	5,148	5,177,858
Newmark Group Inc., 6.13%, 11/15/23 (Call 10/15/23)(b)	5,538	5,643,776
Realogy Group LLC/Realogy Co-Issuer Corp., 4.88%, 06/01/23 (Call 03/01/23)(a)	3,755	3,736,454
WeWork Companies Inc., 7.88%, 05/01/25(a)(b)	6,535	5,527,630
WeWork Companies LLC/WW Co-Obligor Inc., 5.00%, 07/10/25 (Call 04/10/25)(a)(b)	5,885	4,727,617

		31,344,365

Real Estate Investment Trusts — 4.4%
Blackstone Mortgage Trust Inc., 3.75%, 01/15/27 (Call 10/15/26)(a)(b)	4,050	3,709,800
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL, 5.75%, 05/15/26 (Call 05/15/22)(a)	9,345	9,064,650
Diversified Healthcare Trust, 9.75%, 06/15/25 (Call 06/15/22)	9,770	10,234,075
GEO Group Inc. (The), 6.00%, 04/15/26 (Call 05/31/22)(b)	990	794,599
HAT Holdings I LLC/HAT Holdings II LLC
3.38%, 06/15/26 (Call 03/15/26)(a)(b)	10,535	9,661,157
6.00%, 04/15/25 (Call 05/31/22)(a)(b)	4,000	4,062,372
iStar Inc.
4.25%, 08/01/25 (Call 05/01/25)(b)	6,221	5,941,055
4.75%, 10/01/24 (Call 07/01/24)(b)	7,725	7,512,562
5.50%, 02/15/26 (Call 08/15/22)(b)	4,075	3,961,131
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 02/01/27 (Call 02/01/23)(a)(b)	6,875	6,302,244
5.25%, 10/01/25 (Call 05/16/22)(a)	195	191,346
MPT Operating Partnership LP/MPT Finance Corp., 5.25%, 08/01/26 (Call 05/31/22)	5,480	5,480,000
New Residential Investment Corp., 6.25%, 10/15/25 (Call 10/15/22)(a)	5,770	5,495,925
Park Intermediate Holdings LLC/PK Domestic
Property LLC/PK Finance Co-Issuer, 7.50%, 06/01/25 (Call 06/01/22)(a)(b)	4,715	4,878,092
RLJ Lodging Trust LP, 3.75%, 07/01/26 (Call 07/01/23)(a)(b)	5,500	5,132,875
SBA Communications Corp., 3.88%, 02/15/27 (Call 02/15/23)(b)	15,631	14,836,945
Service Properties Trust
4.35%, 10/01/24 (Call 09/01/24)	8,877	8,214,776
4.50%, 06/15/23 (Call 12/15/22)(b)	4,765	4,662,949
4.50%, 03/15/25 (Call 09/15/24)(b)	3,899	3,484,731
4.65%, 03/15/24 (Call 09/15/23)(b)	3,185	3,023,441
4.75%, 10/01/26 (Call 08/01/26)	4,640	4,003,160
4.95%, 02/15/27 (Call 08/15/26)(b)	3,925	3,378,444
5.00%, 08/15/22 (Call 05/31/22)	4,480	4,463,719
5.25%, 02/15/26 (Call 08/15/25)	3,385	3,002,495
7.50%, 09/15/25 (Call 06/15/25)	8,521	8,515,717
Starwood Property Trust Inc.
3.63%, 07/15/26 (Call 01/15/26)(a)(b)	3,896	3,560,619
3.75%, 12/31/24 (Call 09/30/24)(a)(b)	4,210	4,047,768
4.38%, 01/15/27 (Call 07/15/26)(a)	5,375	5,018,906

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
4.75%, 03/15/25 (Call 09/15/24)	$5,287	$5,204,596
Uniti Group LP/Uniti Fiber Holdings Inc./CSL Capital LLC, 7.88%, 02/15/25 (Call 05/31/22)(a)	23,279	23,730,613
VICI Properties LP/VICI Note Co. Inc.
3.50%, 02/15/25 (Call 05/31/22)(a)(b)	5,740	5,510,400
3.75%, 02/15/27 (Call 02/15/23)(a)(b)	5,686	5,243,629
4.25%, 12/01/26 (Call 12/01/22)(a)(b)	9,666	9,164,576
4.63%, 06/15/25(a)	7,611	7,578,019
5.63%, 05/01/24(a)	10,286	10,441,319
XHR LP, 6.38%, 08/15/25 (Call 08/15/22)(a)(b)	5,170	5,220,059

		224,728,764

Retail — 3.6%
1011778 BC ULC/New Red Finance Inc., 5.75%, 04/15/25 (Call 05/30/22)(a)(b)	5,371	5,483,012
99 Escrow Issuer Inc., 7.50%, 01/15/26 (Call 01/15/23)(a)	3,505	2,305,098
Abercrombie & Fitch Management Co., 8.75%, 07/15/25 (Call 07/15/22)(a)	3,095	3,240,355
Brinker International Inc., 5.00%, 10/01/24 (Call 07/01/24)(a)	3,504	3,480,348
Carvana Co.
5.50%, 04/15/27 (Call 04/15/24)(a)	5,675	4,582,258
5.63%, 10/01/25 (Call 10/01/22)(a)(b)	5,094	4,419,045
CEC Entertainment LLC, 6.75%, 05/01/26 (Call 05/01/23)(a)(b)	6,641	6,272,424
Dave & Buster’s Inc., 7.63%, 11/01/25 (Call 11/01/22)(a)(b)	4,322	4,478,853
eG Global Finance PLC
6.75%, 02/07/25 (Call 05/10/22)(a)(b)	7,200	6,998,472
8.50%, 10/30/25 (Call 05/30/22)(a)(b)	6,335	6,332,614
Ferrellgas LP/Ferrellgas Finance Corp., 5.38%, 04/01/26 (Call 04/01/23)(a)(b)	6,651	6,047,792
Guitar Center Inc., 8.50%, 01/15/26 (Call 01/15/23)(a)	5,623	5,581,530
IRB Holding Corp., 7.00%, 06/15/25 (Call 06/15/22)(a)	8,420	8,641,678
LSF9 Atlantis Holdings LLC/Victra Finance Corp., 7.75%, 02/15/26 (Call 02/15/23)(a)(b)	8,385	7,563,605
NMG Holding Co. Inc./Neiman Marcus Group LLC, 7.13%, 04/01/26 (Call 04/01/23)(a)(b)	11,286	11,257,785
Nordstrom Inc., 4.00%, 03/15/27 (Call 12/15/26)(b)	3,100	2,873,811
Party City Holdings Inc., 8.75%, 02/15/26 (Call 08/15/23)(a)(b)	7,660	7,037,625
Penske Automotive Group Inc., 3.50%, 09/01/25 (Call 09/01/22)(b)	6,114	5,916,714
QVC Inc.
4.38%, 03/15/23(b)	6,159	6,159,000
4.45%, 02/15/25 (Call 11/15/24)(b)	6,432	6,247,080
4.75%, 02/15/27 (Call 11/15/26)(b)	5,750	5,146,193
4.85%, 04/01/24(b)	6,287	6,251,164
Rite Aid Corp.
7.50%, 07/01/25 (Call 07/01/22)(a)(b)	6,130	5,256,475
8.00%, 11/15/26 (Call 01/15/23)(a)	8,565	7,155,629
Sally Holdings LLC/Sally Capital Inc., 5.63%, 12/01/25 (Call 05/31/22)(b)	6,434	6,438,557
Sizzling Platter LLC/Sizzling Platter Finance Corp., 8.50%, 11/28/25 (Call 11/28/22)(a)	3,350	3,047,543
Specialty Building Products Holdings LLC/SBP Finance Corp., 6.38%, 09/30/26 (Call 09/30/22)(a)	7,726	7,585,000
Staples Inc.
7.50%, 04/15/26 (Call 05/31/22)(a)(b)	21,221	20,189,659
10.75%, 04/15/27 (Call 05/31/22)(a)	3,531	3,125,818

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® 0-5 Year High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.88%, 03/01/27 (Call 05/31/22)	$3,200	$3,193,600

		182,308,737

Semiconductors — 0.1%
ams-OSRAM AG, 7.00%, 07/31/25 (Call 07/31/22)(a)(b)	4,465	4,496,664

Software — 1.3%
ACI Worldwide Inc., 5.75%, 08/15/26 (Call 05/31/22)(a)(b)	3,950	3,986,291
Boxer Parent Co. Inc.
7.13%, 10/02/25 (Call 06/01/22)(a)	6,430	6,549,223
9.13%, 03/01/26 (Call 05/10/22)(a)	3,322	3,363,525
Camelot Finance SA, 4.50%, 11/01/26 (Call 11/01/22)(a)	6,890	6,494,686
CDK Global Inc., 5.00%, 10/15/24 (Call 07/15/24)(b)	4,984	5,125,969
Change Healthcare Holdings LLC/Change Healthcare Finance Inc., 5.75%, 03/01/25 (Call 05/10/22)(a)(b)	12,794	12,758,976
Fair Isaac Corp., 5.25%, 05/15/26 (Call 02/15/26)(a)(b)	4,363	4,384,815
PTC Inc., 3.63%, 02/15/25 (Call 05/31/22)(a)(b)	6,257	6,078,871
Veritas U.S. Inc./Veritas Bermuda Ltd., 7.50%, 09/01/25 (Call 05/31/22)(a)	17,780	15,668,625

		64,410,981

Telecommunications — 7.7%
Altice France SA/France, 8.13%, 02/01/27 (Call 05/10/22)(a)(b)	17,955	18,016,720
CommScope Inc.
6.00%, 03/01/26 (Call 05/31/22)(a)	16,815	15,848,539
8.25%, 03/01/27 (Call 05/31/22)(a)	9,740	8,279,000
CommScope Technologies LLC
5.00%, 03/15/27 (Call 05/10/22)(a)(b)	6,665	5,232,025
6.00%, 06/15/25 (Call 05/10/22)(a)(b)	14,126	12,360,250
Connect Finco Sarl/Connect U.S. Finco LLC, 6.75%, 10/01/26 (Call 10/01/22)(a)	21,145	20,620,340
DKT Finance ApS, 9.38%, 06/17/23 (Call 05/10/22)(a)(b)	3,468	3,425,517
Hughes Satellite Systems Corp.
5.25%, 08/01/26(b)	7,746	7,591,080
6.63%, 08/01/26(b)	7,700	7,693,624
Iliad Holding SAS, 6.50%, 10/15/26 (Call 10/15/23)(a)	12,161	11,652,827
Intrado Corp., 8.50%, 10/15/25 (Call 05/31/22)(a)(b)	6,810	6,091,119
Level 3 Financing Inc.
5.25%, 03/15/26 (Call 05/31/22)(b)	7,930	7,692,100
5.38%, 05/01/25 (Call 05/31/22)(b)	9,001	8,901,342
Lumen Technologies Inc.
4.00%, 02/15/27 (Call 02/15/23)(a)	13,030	11,564,125
5.13%, 12/15/26 (Call 12/15/22)(a)(b)	12,680	11,452,069
5.63%, 04/01/25 (Call 01/01/25)(b)	5,174	5,030,745
Series W, 6.75%, 12/01/23(b)	6,923	7,038,312
Series Y, 7.50%, 04/01/24 (Call 01/01/24)	10,009	10,279,243
Quebecor Media Inc., 5.75%, 01/15/23(b)	8,580	8,655,075
Sprint Communications Inc., 6.00%, 11/15/22(b)	22,925	23,248,242
Sprint Corp.
7.13%, 06/15/24(b)	25,256	26,547,844
7.63%, 02/15/25 (Call 11/15/24)(b)	15,415	16,397,706
7.63%, 03/01/26 (Call 11/01/25)	15,421	16,742,271
7.88%, 09/15/23	44,407	46,627,350
Telecom Italia SpA/Milano, 5.30%, 05/30/24(a)(b)	15,784	15,486,156
Telesat Canada/Telesat LLC, 5.63%, 12/06/26 (Call 12/06/23)(a)	4,845	3,453,322
T-Mobile USA Inc.
2.25%, 02/15/26 (Call 02/15/23)(b)	10,741	9,880,629
2.25%, 02/15/26 (Call 02/15/23)(a)	7,917	7,282,836
2.63%, 04/15/26 (Call 04/15/23)(b)	12,795	11,892,496

Security	Par/ Shares (000)	Value

Telecommunications (continued)
5.38%, 04/15/27 (Call 05/10/22)(b)	$5,000	$5,104,950
Trilogy International South Pacific LLC/TISP Finance Inc., 8.88%, 05/15/23 (Call 05/31/22)(a)(b)	2,956	2,934,143
ViaSat Inc.
5.63%, 09/15/25 (Call 05/10/22)(a)(b)	7,190	6,594,429
5.63%, 04/15/27 (Call 05/10/22)(a)	483	448,493
Zayo Group Holdings Inc., 4.00%, 03/01/27 (Call 05/31/22)(a)(b)	15,185	13,210,950

		393,275,869

Toys, Games & Hobbies — 0.1%
Mattel Inc., 3.38%, 04/01/26 (Call 04/01/23)(a)	6,906	6,717,367

Transportation — 0.2%
Altera Infrastructure LP/Teekay Offshore Finance Corp., 8.50%, 07/15/23 (Call 05/16/22)(a)	5,879	3,186,418
Western Global Airlines LLC, 10.38%, 08/15/25 (Call 05/15/25)(a)(b)	2,363	2,429,164
XPO Logistics Inc., 6.25%, 05/01/25 (Call 05/31/22)(a)(b)	6,659	6,817,151

		12,432,733

Trucking & Leasing — 0.2%
Fly Leasing Ltd., 7.00%, 10/15/24 (Call 05/31/22)(a)(b)	3,921	3,465,837
Fortress Transportation and Infrastructure Investors LLC, 6.50%, 10/01/25 (Call 05/31/22)(a)	8,800	8,382,000

		11,847,837

Water — 0.1%
Solaris Midstream Holdings LLC, 7.63%, 04/01/26 (Call 04/01/23)(a)(b)	4,275	4,393,364

Total Corporate Bonds & Notes — 98.1% (Cost: $5,209,695,400)		4,977,711,623

Common Stocks

Health Care Technology — 0.0%
Quincy Health LLC(e)	26	123,041

Total Common Stocks — 0.0% (Cost $2,673,769)		123,041

Warrants

Advertising — 0.0%
Affinion Group Inc. (Expires 12/12/23)	9	0

Total Warrants — 0.0% (Cost $0)		—

Short-Term Investments

Money Market Funds — 19.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.38%(f)(g)(h)	944,706	944,705,532

18	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® 0-5 Year High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Shares (000)	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.34%(f)(g)	37,989	$37,989,000

		982,694,532

Total Short-Term Investments — 19.3% (Cost: $982,635,305)		982,694,532

Total Investments in Securities — 117.4% (Cost: $6,195,004,474)		5,960,529,196

Other Assets, Less Liabilities — (17.4)%		(884,973,259)

Net Assets — 100.0%		$5,075,555,937

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)	Issuer filed for bankruptcy and/or is in default.
(d)	Non-income producing security.
(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/22	Shares Held at 04/30/22 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$527,959,918	$417,002,712	(a)	$—		$(153,532)	$(103,566)	$944,705,532	944,706	$1,271,978	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	174,829,000	—		(136,840,000	)(a)	—	—	37,989,000	37,989	30,622		—

						$(153,532)	$(103,566)	$982,694,532		$1,302,600		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Corporate Bonds & Notes	$—	$4,977,711,623	$—	$4,977,711,623
Common Stocks	—	—	123,041	123,041
Warrants	—	—	—	—
Money Market Funds	982,694,532	—	—	982,694,532

	$982,694,532	$4,977,711,623	$123,041	$5,960,529,196

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) April 30, 2022	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.8%
Advantage Sales & Marketing Inc., 6.50%, 11/15/28 (Call 11/15/23)(a)(b)	$3,897	$3,541,399
Clear Channel International BV, 6.63%, 08/01/25 (Call 05/10/22)(a)	1,125	1,136,880
Clear Channel Outdoor Holdings Inc.
5.13%, 08/15/27 (Call 08/15/22)(a)(b)	5,685	5,342,194
7.50%, 06/01/29 (Call 06/01/24)(a)(b)	5,378	5,075,219
7.75%, 04/15/28 (Call 04/15/24)(a)(b)	5,099	4,805,807
Lamar Media Corp.
3.63%, 01/15/31 (Call 01/15/26)(b)	2,855	2,483,850
3.75%, 02/15/28 (Call 02/15/23)(b)	2,567	2,348,805
4.00%, 02/15/30 (Call 02/15/25)	2,836	2,541,198
4.88%, 01/15/29 (Call 01/15/24)	1,598	1,524,092
National CineMedia LLC, 5.88%, 04/15/28 (Call 04/15/23)(a)(b)	1,776	1,527,040
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.25%, 01/15/29 (Call 01/15/24)(a)(b)	2,854	2,482,980
4.63%, 03/15/30 (Call 03/15/25)(a)(b)	2,142	1,916,662
5.00%, 08/15/27 (Call 08/15/22)(a)(b)	3,372	3,207,615
6.25%, 06/15/25 (Call 06/15/22)(a)(b)	1,195	1,209,938
Stagwell Global LLC, 5.63%, 08/15/29 (Call 08/15/24)(a)(b)	5,500	4,854,795
Summer BC Bidco B LLC, 5.50%, 10/31/26 (Call 07/15/23)(a)	2,130	2,045,226
Terrier Media Buyer Inc., 8.88%, 12/15/27 (Call 12/15/22)(a)(b)	5,100	4,984,689

		51,028,389

Aerospace & Defense — 2.1%
Bombardier Inc.
6.00%, 02/15/28 (Call 02/15/24)(a)	4,320	3,736,800
7.13%, 06/15/26 (Call 06/15/23)(a)	6,140	5,648,800
7.45%, 05/01/34(a)	1,258	1,195,100
7.50%, 12/01/24 (Call 05/30/22)(a)	3,638	3,619,810
7.50%, 03/15/25 (Call 05/30/22)(a)(b)	6,993	6,783,210
7.88%, 04/15/27 (Call 05/30/22)(a)(b)	10,057	9,368,799
Hexcel Corp.
4.20%, 02/15/27 (Call 11/15/26)(b)	1,306	1,280,353
4.95%, 08/15/25 (Call 05/15/25)	1,146	1,159,687
Howmet Aerospace Inc.
3.00%, 01/15/29 (Call 11/15/28)(b)	2,900	2,530,685
5.13%, 10/01/24 (Call 07/01/24)(b)	5,112	5,201,460
5.90%, 02/01/27	2,901	2,977,180
5.95%, 02/01/37	2,929	2,959,930
6.75%, 01/15/28	1,789	1,896,340
6.88%, 05/01/25 (Call 04/01/25)(b)	3,624	3,832,308
Maxar Space Robotics LLC, 9.75%, 12/31/23 (Call 05/10/22)(a)	1,932	2,059,995
Moog Inc., 4.25%, 12/15/27 (Call 12/15/22)(a)(b)	1,777	1,654,831
Rolls-Royce PLC
3.63%, 10/14/25 (Call 07/14/25)(a)	5,246	4,931,240
5.75%, 10/15/27 (Call 07/15/27)(a)	4,725	4,554,097
Spirit AeroSystems Inc.
3.85%, 06/15/26 (Call 03/15/26)(b)	725	670,625
3.95%, 06/15/23 (Call 05/15/23)	1,241	1,209,975
4.60%, 06/15/28 (Call 03/15/28)(b)	3,300	2,850,639
5.50%, 01/15/25 (Call 10/15/22)(a)(b)	2,466	2,441,340
7.50%, 04/15/25 (Call 05/31/22)(a)	6,161	6,238,012

Security	Par (000)	Value

Aerospace & Defense (continued)
TransDigm Inc.
4.63%, 01/15/29 (Call 01/15/24)	$6,489	$5,646,598
4.88%, 05/01/29 (Call 05/01/24)(b)	3,510	3,075,638
5.50%, 11/15/27 (Call 11/15/22)(b)	12,420	11,389,016
6.25%, 03/15/26 (Call 05/31/22)(a)	21,736	21,627,320
6.38%, 06/15/26 (Call 05/31/22)(b)	3,938	3,888,578
7.50%, 03/15/27 (Call 05/31/22)	2,347	2,364,603
8.00%, 12/15/25 (Call 05/31/22)(a)	5,350	5,568,387
TransDigm UK Holdings PLC, 6.88%, 05/15/26 (Call 05/31/22)(b)	2,047	2,036,765
Triumph Group Inc.
6.25%, 09/15/24 (Call 05/31/22)(a)	2,480	2,387,000
7.75%, 08/15/25 (Call 05/31/22)(b)	2,204	2,143,390
8.88%, 06/01/24 (Call 02/01/23)(a)	2,470	2,556,005

		141,484,516

Agriculture — 0.1%
Darling Ingredients Inc., 5.25%, 04/15/27 (Call 05/10/22)(a)(b)	2,128	2,128,000
Turning Point Brands Inc., 5.63%, 02/15/26 (Call 02/15/23)(a)(b)	1,306	1,242,790
Vector Group Ltd.
5.75%, 02/01/29 (Call 02/01/24)(a)	4,424	3,882,060
10.50%, 11/01/26 (Call 05/31/22)(a)	2,683	2,738,484

		9,991,334

Airlines — 1.4%
Air Canada, 3.88%, 08/15/26 (Call 02/15/26)(a)(b)	5,880	5,437,089
American Airlines Group Inc., 3.75%, 03/01/25(a)(b)	2,129	1,900,132
American Airlines Inc., 11.75%, 07/15/25(a)	11,878	13,659,700
American Airlines Inc./AAdvantage Loyalty IP Ltd.
5.50%, 04/20/26(a)	16,995	16,846,294
5.75%, 04/20/29(a)(b)	14,650	14,116,374
Delta Air Lines Inc.
2.90%, 10/28/24 (Call 09/28/24)	4,478	4,270,579
3.75%, 10/28/29 (Call 07/28/29)(b)	2,048	1,807,360
3.80%, 04/19/23 (Call 03/19/23)(b)	1,518	1,516,027
4.38%, 04/19/28 (Call 01/19/28)(b)	2,352	2,200,860
7.38%, 01/15/26 (Call 12/15/25)(b)	4,917	5,236,605
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., 5.75%, 01/20/26 (Call 01/20/24)(a)	5,895	5,748,480
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., 8.00%, 09/20/25 (Call 09/20/23)(a)(b)	2,600	2,745,625
United Airlines Holdings Inc.
4.88%, 01/15/25(b)	1,729	1,668,485
5.00%, 02/01/24(b)	1,426	1,415,305
United Airlines Inc.
4.38%, 04/15/26 (Call 10/15/25)(a)(b)	9,650	9,317,075
4.63%, 04/15/29 (Call 10/15/28)(a)	9,450	8,670,375

		96,556,365

Apparel — 0.4%
Crocs Inc.
4.13%, 08/15/31 (Call 08/15/26)(a)	1,640	1,308,818
4.25%, 03/15/29 (Call 03/15/24)(a)	2,000	1,700,000
Hanesbrands Inc.
4.63%, 05/15/24 (Call 02/15/24)(a)(b)	4,168	4,162,790
4.88%, 05/15/26 (Call 02/15/26)(a)(b)	4,707	4,601,093
Kontoor Brands Inc., 4.13%, 11/15/29 (Call 11/15/24)(a)(b)	2,055	1,782,713

20	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Apparel (continued)
Levi Strauss & Co., 3.50%, 03/01/31 (Call 03/01/26)(a)(b)	$2,140	$1,851,100
Michael Kors USA Inc., 4.50%, 11/01/24 (Call 09/01/24)(a)	1,809	1,769,582
Under Armour Inc., 3.25%, 06/15/26 (Call 03/15/26)(b)	2,783	2,561,013
William Carter Co. (The), 5.63%, 03/15/27 (Call 05/31/22)(a)(b)	2,245	2,237,030
Wolverine World Wide Inc., 4.00%, 08/15/29 (Call 08/15/24)(a)(b)	2,600	2,209,584

		24,183,723

Auto Manufacturers — 2.5%
Allison Transmission Inc.
3.75%, 01/30/31 (Call 01/30/26)(a)(b)	4,565	3,948,725
4.75%, 10/01/27 (Call 10/01/22)(a)(b)	1,498	1,443,465
5.88%, 06/01/29 (Call 06/01/24)(a)(b)	2,642	2,608,262
Aston Martin Capital Holdings Ltd., 10.50%, 11/30/25 (Call 11/01/24)(a)	6,540	6,589,050
Ford Holdings LLC, 9.30%, 03/01/30	899	1,069,810
Ford Motor Co.
3.25%, 02/12/32 (Call 11/12/31)	9,250	7,517,475
4.35%, 12/08/26 (Call 09/08/26)(b)	5,628	5,402,880
4.75%, 01/15/43	7,373	5,935,265
5.29%, 12/08/46 (Call 06/08/46)(b)	4,718	4,057,480
6.38%, 02/01/29(b)	347	349,186
6.63%, 10/01/28	1,907	1,976,129
7.40%, 11/01/46	1,480	1,592,791
7.45%, 07/16/31	3,880	4,219,500
9.63%, 04/22/30 (Call 01/22/30)(b)	1,625	1,986,563
Ford Motor Credit Co. LLC
2.30%, 02/10/25 (Call 01/10/25)	4,555	4,230,228
2.70%, 08/10/26 (Call 07/10/26)	5,610	5,001,203
2.90%, 02/16/28 (Call 12/16/27)	2,962	2,539,915
2.90%, 02/10/29 (Call 12/10/28)	2,700	2,247,750
3.10%, 05/04/23	3,041	3,005,740
3.37%, 11/17/23	3,130	3,075,225
3.38%, 11/13/25 (Call 10/13/25)(b)	8,710	8,363,168
3.63%, 06/17/31 (Call 03/17/31)	3,950	3,283,438
3.66%, 09/08/24	2,195	2,123,663
3.81%, 01/09/24 (Call 11/09/23)	2,260	2,220,450
3.82%, 11/02/27 (Call 08/02/27)	2,666	2,426,060
4.00%, 11/13/30 (Call 08/13/30)(b)	5,945	5,142,425
4.06%, 11/01/24 (Call 10/01/24)	5,880	5,751,595
4.13%, 08/04/25(b)	5,451	5,232,960
4.13%, 08/17/27 (Call 06/17/27)(b)	4,240	3,930,692
4.27%, 01/09/27 (Call 11/09/26)	3,197	3,013,173
4.38%, 08/06/23	3,078	3,079,847
4.39%, 01/08/26	4,364	4,211,260
4.54%, 08/01/26 (Call 06/01/26)	2,725	2,605,781
4.69%, 06/09/25 (Call 04/09/25)	2,307	2,261,944
4.95%, 05/28/27 (Call 04/28/27)	5,275	5,137,375
5.11%, 05/03/29 (Call 02/03/29)(b)	5,985	5,670,787
5.13%, 06/16/25 (Call 05/16/25)	6,595	6,578,512
5.58%, 03/18/24 (Call 02/18/24)(b)	5,030	5,086,537
Jaguar Land Rover Automotive PLC
4.50%, 10/01/27 (Call 07/01/27)(a)	2,851	2,334,256
5.50%, 07/15/29 (Call 07/15/24)(a)	2,575	2,143,327
5.88%, 01/15/28 (Call 01/15/24)(a)	2,920	2,562,300
7.75%, 10/15/25 (Call 10/15/22)(a)	3,290	3,296,202
JB Poindexter & Co. Inc., 7.13%, 04/15/26
(Call 05/31/22)(a)(b)	1,840	1,843,257

Security	Par (000)	Value

Auto Manufacturers (continued)
Mclaren Finance PLC, 7.50%, 08/01/26 (Call 08/01/23)(a)	$2,675	$2,566,245
PM General Purchaser LLC, 9.50%, 10/01/28 (Call 10/01/23)(a)(b)	2,737	2,641,205
Wabash National Corp., 4.50%, 10/15/28 (Call 10/15/24)(a)(b)	2,200	1,841,400

		164,144,501

Auto Parts & Equipment — 1.3%
Adient Global Holdings Ltd., 4.88%, 08/15/26 (Call 05/30/22)(a)(b)	3,817	3,403,733
American Axle & Manufacturing Inc.
5.00%, 10/01/29 (Call 10/01/24)(b)	2,525	2,174,656
6.25%, 03/15/26 (Call 05/10/22)(b)	1,427	1,357,434
6.50%, 04/01/27 (Call 05/31/22)(b)	2,615	2,436,853
6.88%, 07/01/28 (Call 07/01/23)(b)	1,847	1,740,798
Clarios Global LP, 6.75%, 05/15/25 (Call 05/30/22)(a)(b)	1,504	1,534,080
Clarios Global LP/Clarios US Finance Co.
6.25%, 05/15/26 (Call 05/31/22)(a)(b)	4,034	4,074,340
8.50%, 05/15/27 (Call 05/31/22)(a)(b)	9,421	9,415,159
Cooper-Standard Automotive Inc.
5.63%, 11/15/26 (Call 05/16/22)(a)(b)	2,154	1,013,754
13.00%, 06/01/24 (Call 06/01/22)(a)(b)	948	957,489
Dana Financing Luxembourg Sarl, 5.75%, 04/15/25 (Call 05/30/22)(a)	1,847	1,823,506
Dana Inc.
4.25%, 09/01/30 (Call 05/01/26)(b)	2,250	1,928,700
4.50%, 02/15/32 (Call 02/15/27)(b)	1,570	1,295,250
5.38%, 11/15/27 (Call 11/15/22)(b)	1,799	1,700,055
5.63%, 06/15/28 (Call 06/15/23)(b)	1,613	1,538,399
Dealer Tire LLC/DT Issuer LLC, 8.00%, 02/01/28 (Call 08/01/23)(a)(b)	2,266	2,216,692
Dornoch Debt Merger Sub Inc., 6.63%, 10/15/29 (Call 10/15/24)(a)(b)	3,390	2,779,800
Goodyear Tire & Rubber Co. (The)
4.88%, 03/15/27 (Call 12/15/26)(b)	3,579	3,337,632
5.00%, 05/31/26 (Call 05/31/22)(b)	4,050	3,903,714
5.00%, 07/15/29(b)	3,760	3,352,792
5.25%, 04/30/31 (Call 01/30/31)(b)	2,823	2,454,203
5.25%, 07/15/31(b)	2,665	2,298,563
5.63%, 04/30/33 (Call 01/30/33)	2,400	2,067,168
9.50%, 05/31/25 (Call 05/31/22)	3,847	4,034,003
IHO Verwaltungs GmbH
4.75%, 09/15/26 (Call 05/10/22), (5.50% PIK)(a)(b)(c)	2,711	2,548,340
6.00%, 05/15/27 (Call 05/15/22), (6.75% PIK)(a)(b)(c)	2,421	2,243,880
6.38%, 05/15/29 (Call 05/15/24), (7.13% PIK)(a)(b)(c)	1,992	1,892,400
Meritor Inc.
4.50%, 12/15/28 (Call 12/15/23)(a)	1,685	1,682,894
6.25%, 06/01/25 (Call 06/01/22)(a)(b)	978	1,012,719
Real Hero Merger Sub 2 Inc., 6.25%, 02/01/29 (Call 02/01/24)(a)(b)	2,740	2,222,277
Tenneco Inc.
5.00%, 07/15/26 (Call 05/31/22)(b)	2,401	2,301,959
5.13%, 04/15/29 (Call 04/15/24)(a)	3,345	3,260,940
7.88%, 01/15/29 (Call 01/15/24)(a)(b)	2,353	2,377,212
Titan International Inc., 7.00%, 04/30/28 (Call 04/30/24)(b)	1,839	1,802,220
Wheel Pros Inc., 6.50%, 05/15/29 (Call 05/15/24)(a)(b)	1,721	1,307,960
ZF North America Capital Inc., 4.75%, 04/29/25(a)(b)	5,144	5,028,106

		90,519,680

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks — 1.5%
Commerzbank AG, 8.13%, 09/19/23(a)	$4,195	$4,366,148
Deutsche Bank AG
4.30%, 05/24/28 (Call 05/24/23),
(5 year USD Swap + 2.248%)(d)	6,567	6,441,934
4.50%, 04/01/25(b)	7,555	7,421,149
Deutsche Bank AG/New York NY
3.73%, 01/14/32 (Call 10/14/30)(d)	5,896	4,868,248
3.74%, 01/07/33 (Call 10/07/31)(d)	6,150	5,023,966
4.88%, 12/01/32 (Call 12/01/27)(b)(d)	5,151	4,721,307
5.88%, 07/08/31 (Call 04/08/30)(b)(d)	2,465	2,393,537
Dresdner Funding Trust I, 8.15%, 06/30/31 (Call 06/30/29)(a)	4,736	5,730,560
Freedom Mortgage Corp.
6.63%, 01/15/27 (Call 01/15/24)(a)(b)	3,174	2,747,097
7.63%, 05/01/26 (Call 05/01/23)(a)(b)	3,270	2,975,700
8.13%, 11/15/24 (Call 05/31/22)(a)	1,737	1,682,580
8.25%, 04/15/25 (Call 05/31/22)(a)(b)	2,482	2,382,720
Intesa Sanpaolo SpA
4.20%, 06/01/32 (Call 06/01/31)(a)(b)(d)	3,485	2,886,631
4.95%, 06/01/42 (Call 06/01/41)(a)(d)	3,385	2,647,792
5.02%, 06/26/24(a)(b)	10,312	10,065,397
5.71%, 01/15/26(a)(b)	7,122	7,087,195
Lloyds Banking Group PLC, 3.37%, 12/14/46 (Call 09/14/41)(d)	277	206,960
Popular Inc., 6.13%, 09/14/23 (Call 08/14/23)	1,227	1,256,411
Standard Chartered PLC, 7.01%, (Call 07/30/37)(a)(b)(d)(e)	3,430	3,985,921
Synovus Financial Corp., 5.90%, 02/07/29 (Call 02/07/24)(d)	1,133	1,150,081
UniCredit SpA
5.46%, 06/30/35 (Call 06/30/30)(a)(b)(d)	6,885	6,212,256
5.86%, 06/19/32 (Call 06/19/27)(a)(b)(d)	5,075	4,834,061
7.30%, 04/02/34 (Call 04/02/29)(a)(b)(d)	6,075	6,136,952

		97,224,603

Beverages — 0.1%
Primo Water Holdings Inc., 4.38%, 04/30/29 (Call 04/30/24)(a)	4,015	3,494,716
Triton Water Holdings Inc., 6.25%, 04/01/29 (Call 04/01/24)(a)(b)	3,923	3,247,224

		6,741,940

Biotechnology — 0.1%
Emergent BioSolutions Inc., 3.88%, 08/15/28 (Call 08/15/23)(a)(b)	1,824	1,548,120
Grifols Escrow Issuer SA, 4.75%, 10/15/28 (Call 10/15/24)(a)(b)	3,490	3,184,276

		4,732,396

Building Materials — 1.1%
Boise Cascade Co., 4.88%, 07/01/30 (Call 07/01/25)(a)(b)	1,516	1,425,721
Builders FirstSource Inc.
4.25%, 02/01/32 (Call 08/01/26)(a)(b)	6,055	5,169,456
5.00%, 03/01/30 (Call 03/01/25)(a)(b)	3,323	3,073,775
6.75%, 06/01/27 (Call 06/01/22)(a)	2,365	2,438,906
Cornerstone Building Brands Inc., 6.13%, 01/15/29 (Call 09/15/23)(a)	2,681	2,230,726
CP Atlas Buyer Inc., 7.00%, 12/01/28 (Call 12/01/23)(a)	2,521	2,105,035
Eco Material Technologies Inc., 7.88%, 01/31/27 (Call 01/31/24)(a)	2,640	2,555,850
Griffon Corp., 5.75%, 03/01/28 (Call 03/01/23)	5,042	4,499,985

Security	Par (000)	Value

Building Materials (continued)
James Hardie International Finance DAC, 5.00%, 01/15/28 (Call 01/15/23)(a)	$1,116	$1,076,482
Jeld-Wen Inc.
4.63%, 12/15/25 (Call 05/31/22)(a)	2,402	2,263,885
4.88%, 12/15/27 (Call 12/15/22)(a)(b)	1,814	1,644,971
6.25%, 05/15/25 (Call 05/31/22)(a)(b)	410	418,713
Koppers Inc., 6.00%, 02/15/25 (Call 05/31/22)(a)(b)	2,547	2,464,223
Louisiana-Pacific Corp., 3.63%, 03/15/29 (Call 03/15/24)(a)	1,325	1,139,500
Masonite International Corp.
3.50%, 02/15/30 (Call 08/15/29)(a)(b)	1,675	1,411,188
5.38%, 02/01/28 (Call 02/01/23)(a)(b)	2,458	2,353,289
MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, 02/01/30 (Call 02/01/25)(a)	2,585	2,236,025
New Enterprise Stone & Lime Co. Inc.
5.25%, 07/15/28 (Call 07/15/24)(a)(b)	2,550	2,330,802
9.75%, 07/15/28 (Call 07/15/23)(a)(b)	1,586	1,558,245
PGT Innovations Inc., 4.38%, 10/01/29 (Call 10/01/24)(a)(b)	2,835	2,487,514
SRM Escrow Issuer LLC, 6.00%, 11/01/28 (Call 11/01/23)(a)(b)	4,945	4,747,200
Standard Industries Inc./NJ
3.38%, 01/15/31 (Call 07/15/25)(a)	5,888	4,702,510
4.38%, 07/15/30 (Call 07/15/25)(a)	7,525	6,274,759
4.75%, 01/15/28 (Call 01/15/23)(a)	5,040	4,636,800
5.00%, 02/15/27 (Call 05/31/22)(a)	3,454	3,272,665
Summit Materials LLC/Summit Materials Finance Corp.
5.25%, 01/15/29 (Call 07/15/23)(a)	2,831	2,654,063
6.50%, 03/15/27 (Call 05/10/22)(a)	1,755	1,748,331
Victors Merger Corp., 6.38%, 05/15/29 (Call 05/15/24)(a)	2,780	1,668,000

		74,588,619

Chemicals — 2.2%
Cerdia Finanz GmbH, 10.50%, 02/15/27 (Call 02/15/24)(a)(b)	2,895	2,562,075
Ashland LLC
3.38%, 09/01/31 (Call 06/01/31)(a)(b)	2,185	1,890,025
6.88%, 05/15/43 (Call 02/15/43)(b)	1,189	1,319,790
ASP Unifrax Holdings Inc
5.25%, 09/30/28 (Call 09/30/24)(a)(b)	3,820	3,367,101
7.50%, 09/30/29 (Call 09/30/24)(a)(b)	2,142	1,756,440
Axalta Coating Systems LLC, 3.38%, 02/15/29 (Call 02/15/24)(a)(b)	3,502	3,030,035
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV, 4.75%, 06/15/27 (Call 06/15/23)(a)(b)	2,180	2,071,000
Chemours Co. (The)
4.63%, 11/15/29 (Call 11/15/24)(a)	3,020	2,616,075
5.38%, 05/15/27 (Call 02/15/27)(b)	2,267	2,187,655
5.75%, 11/15/28 (Call 11/15/23)(a)(b)	3,906	3,661,875
Cornerstone Chemical Co., 6.75%, 08/15/24 (Call 05/31/22)(a)(b)	1,912	1,692,120
CVR Partners LP/CVR Nitrogen Finance Corp., 6.13%, 06/15/28 (Call 06/15/24)(a)(b)	2,320	2,273,600
Diamond BC BV, 4.63%, 10/01/29 (Call 10/01/24)(a)(b)	2,570	2,210,791
Element Solutions Inc., 3.88%, 09/01/28 (Call 09/01/23)(a)(b)	3,906	3,490,987
EverArc Escrow Sarl, 5.00%, 10/30/29 (Call 10/30/24)(a)(b)	3,210	2,814,592

22	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
GCP Applied Technologies Inc., 5.50%, 04/15/26 (Call 05/16/22)(a)	$861	$868,534
GPD Companies Inc., 10.13%, 04/01/26 (Call 05/31/22)(a)(b)	1,884	1,964,070
HB Fuller Co.
4.00%, 02/15/27 (Call 11/15/26)(b)	1,341	1,260,540
4.25%, 10/15/28 (Call 10/15/23)(b)	1,307	1,169,883
Herens Holdco Sarl, 4.75%, 05/15/28 (Call 05/15/24)(a)(b)	1,895	1,662,863
Illuminate Buyer LLC/Illuminate Holdings IV Inc., 9.00%, 07/01/28 (Call 07/01/23)(a)(b)	2,446	2,323,700
INEOS Quattro Finance 2 PLC., 3.38%, 01/15/26 (Call 01/15/23)(a)(b)	2,580	2,355,540
Ingevity Corp., 3.88%, 11/01/28 (Call 11/01/23)(a)(b)	2,541	2,274,195
Innophos Holdings Inc., 9.38%, 02/15/28 (Call 02/15/23)(a)(b)	1,251	1,313,550
LSF11 A5 HoldCo LLC, 6.63%, 10/15/29 (Call 10/15/24)(a)(b)	1,945	1,692,150
Methanex Corp.
4.25%, 12/01/24 (Call 09/01/24)	546	537,367
5.13%, 10/15/27 (Call 04/15/27)(b)	3,633	3,487,680
5.25%, 12/15/29 (Call 09/15/29)(b)	3,219	3,058,050
5.65%, 12/01/44 (Call 06/01/44)	1,613	1,411,375
Minerals Technologies Inc., 5.00%, 07/01/28 (Call 07/01/23)(a)(b)	1,882	1,757,280
NOVA Chemicals Corp.
4.25%, 05/15/29 (Call 05/15/24)(a)(b)	2,647	2,289,655
4.88%, 06/01/24 (Call 03/03/24)(a)	4,943	4,875,034
5.00%, 05/01/25 (Call 01/31/25)(a)	2,256	2,233,440
5.25%, 06/01/27 (Call 03/03/27)(a)	4,833	4,579,267
Nufarm Australia Ltd./Nufarm Americas, Inc., 5.00%, 01/27/30 (Call 01/27/25)(a)	1,935	1,828,575
OCI NV, 4.63%, 10/15/25 (Call 10/15/22)(a)(b)	1,275	1,279,781
Olin Corp.
5.00%, 02/01/30 (Call 02/01/24)(b)	2,214	2,092,230
5.13%, 09/15/27 (Call 05/31/22)	2,036	2,017,065
5.63%, 08/01/29 (Call 08/01/24)(b)	3,511	3,457,282
Olympus Water U.S. Holding Corp.
4.25%, 10/01/28 (Call 10/01/24)(a)(b)	4,075	3,600,914
6.25%, 10/01/29 (Call 10/01/24)(a)(b)	2,025	1,680,750
PMHC II Inc., 9.00%, 02/15/30 (Call 02/15/25)(a)	3,680	2,962,400
Polar U.S. Borrower LLC/Schenectady International Group Inc., 6.75%, 05/15/26 (Call 05/15/23)(a)	1,625	1,316,250
Rain CII Carbon LLC/CII Carbon Corp., 7.25%, 04/01/25 (Call 05/31/22)(a)(b)	2,970	2,858,625
Rayonier AM Products Inc.
5.50%, 06/01/24 (Call 05/31/22)(a)(b)	1,233	1,233,000
7.63%, 01/15/26 (Call 01/15/24)(a)(b)	2,591	2,460,932
SCIH Salt Holdings Inc.
4.88%, 05/01/28 (Call 05/01/24)(a)(b)	4,775	4,128,202
6.63%, 05/01/29 (Call 05/01/24)(a)(b)	3,887	3,100,504
SCIL USA Holdings LLC, Class-H, 5.38%, 11/01/26 (Call 11/01/23)(a)(b)	3,660	3,339,750
SPCM SA
3.13%, 03/15/27 (Call 03/15/24)(a)	1,960	1,729,700
3.38%, 03/15/30 (Call 03/15/25)(a)	1,800	1,525,500
TPC Group Inc., 10.50%, 08/01/24 (Call 05/31/22)(a)(f)(g)	4,679	1,521,611

Security	Par (000)	Value

Chemicals (continued)
Trinseo Materials Operating SCA/Trinseo Materials Finance Inc.
5.13%, 04/01/29 (Call 04/01/24)(a)	$2,391	$2,107,523
5.38%, 09/01/25 (Call 05/30/22)(a)(b)	2,402	2,317,930
Tronox Inc., 4.63%, 03/15/29 (Call 03/15/24)(a)(b)	4,970	4,435,725
Valvoline Inc.
3.63%, 06/15/31 (Call 06/15/26)(a)(b)	2,545	2,067,813
4.25%, 02/15/30 (Call 02/15/25)(a)(b)	2,901	2,516,617
Venator Finance Sarl/Venator Materials LLC, 5.75%, 07/15/25 (Call 05/31/22)(a)(b)	1,707	1,399,740
WR Grace Holdings LLC
4.88%, 06/15/27 (Call 06/15/23)(a)	3,099	2,913,680
5.63%, 10/01/24(a)(b)	1,417	1,420,543
5.63%, 08/15/29 (Call 08/15/24)(a)(b)	6,000	5,111,400

		144,482,376

Coal — 0.1%
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp., 7.50%, 05/01/25 (Call 05/31/22)(a)(b)	1,598	1,601,995
Coronado Finance Pty Ltd., 10.75%, 05/15/26 (Call 05/15/23)(a)	1,571	1,684,897
Natural Resource Partners LP/NRP Finance Corp., 9.13%, 06/30/25 (Call 05/31/22)(a)	952	968,660
Peabody Energy Corp., 6.38%, 03/31/25 (Call 05/31/22)(a)(b)	269	263,620
SunCoke Energy Inc., 4.88%, 06/30/29 (Call 06/30/24)(a)(b)	2,525	2,263,789
Warrior Met Coal Inc., 7.88%, 12/01/28 (Call 12/01/24)(a)(b)	1,950	2,039,466

		8,822,427

Commercial Services — 4.3%
ADT Security Corp. (The)
4.13%, 06/15/23	2,400	2,385,600
4.13%, 08/01/29 (Call 08/01/28)(a)(b)	5,590	4,746,078
4.88%, 07/15/32(a)(b)	3,471	2,937,334
Adtalem Global Education Inc., 5.50%, 03/01/28 (Call 03/01/24)(a)(b)	3,012	2,765,392
Ahern Rentals Inc., 7.38%, 05/15/23 (Call 05/31/22)(a)(b)	2,533	2,381,020
Albion Financing 1 Sarl/Aggreko Holdings Inc., 6.13%, 10/15/26 (Call 10/15/23)(a)	2,685	2,497,050
Albion Financing 2SARL, 8.75%, 04/15/27 (Call 10/15/23)(a)(b)	2,200	2,073,500
Allied Universal Holdco LLC/Allied Universal Finance Corp.
6.00%, 06/01/29 (Call 06/01/24)(a)(b)	4,710	3,897,525
6.63%, 07/15/26 (Call 07/15/22)(a)	9,580	9,258,495
9.75%, 07/15/27 (Call 07/15/22)(a)	5,105	4,954,887
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, 4.63%, 06/01/28 (Call 06/01/24)(a)	9,535	8,409,375
Alta Equipment Group Inc., 5.63%, 04/15/26 (Call 04/15/23)(a)	1,713	1,592,559
AMN Healthcare Inc.
4.00%, 04/15/29 (Call 04/15/24)(a)	1,904	1,723,120
4.63%, 10/01/27 (Call 10/01/22)(a)(b)	2,741	2,631,716
APi Escrow Corp., 4.75%, 10/15/29 (Call 10/15/24)(a)	1,305	1,174,500
APi Group DE Inc., 4.13%, 07/15/29 (Call 07/15/24)(a)	1,705	1,521,764
Aptim Corp., 7.75%, 06/15/25 (Call 05/16/22)(a)(b)	2,692	2,099,760

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
APX Group Inc.
5.75%, 07/15/29 (Call 07/15/24)(a)(b)	$3,800	$3,113,530
6.75%, 02/15/27 (Call 02/15/23)(a)(b)	3,097	3,069,901
ASGN Inc., 4.63%, 05/15/28 (Call 05/15/23)(a)	2,782	2,584,478
Autopistas Metropolitanas de Puerto Rico LLC, 6.75%, 06/30/35(a)	715	658,352
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
4.75%, 04/01/28 (Call 04/01/24)(a)(b)	2,411	2,236,203
5.38%, 03/01/29 (Call 03/01/24)(a)(b)	3,007	2,819,062
5.75%, 07/15/27 (Call 07/15/22)(a)	3,158	3,091,082
Block Inc.
2.75%, 06/01/26 (Call 05/01/26)(a)(b)	4,620	4,213,532
3.50%, 06/01/31 (Call 03/01/31)(a)(b)	4,970	4,162,375
Brink’s Co. (The)
4.63%, 10/15/27 (Call 10/15/22)(a)(b)	3,563	3,375,942
5.50%, 07/15/25 (Call 07/15/22)(a)	1,699	1,703,859
Carriage Services Inc., 4.25%, 05/15/29 (Call 05/15/24)(a)(b)	1,666	1,449,420
Cimpress PLC, 7.00%, 06/15/26 (Call 05/30/22)(a)	3,053	2,846,922
CoreCivic Inc.
4.63%, 05/01/23 (Call 02/01/23)(b)	680	681,972
4.75%, 10/15/27 (Call 07/15/27)(b)	1,297	1,154,026
8.25%, 04/15/26 (Call 04/15/24)	3,205	3,292,240
CoreLogic Inc., 4.50%, 05/01/28 (Call 05/01/24)(a)(b)	3,280	2,906,178
CPI CG Inc., 8.63%, 03/15/26 (Call 03/15/23)(a)(b)	1,471	1,419,515
Deluxe Corp., 8.00%, 06/01/29 (Call 06/01/24)(a)(b)	2,225	2,111,325
Garda World Security Corp.
4.63%, 02/15/27 (Call 02/15/23)(a)(b)	2,729	2,456,100
6.00%, 06/01/29 (Call 06/01/24)(a)	2,710	2,245,479
9.50%, 11/01/27 (Call 11/01/22)(a)(b)	2,725	2,677,313
Gartner Inc.
3.63%, 06/15/29 (Call 06/15/24)(a)(b)	2,670	2,389,650
3.75%, 10/01/30 (Call 10/01/25)(a)(b)	3,915	3,491,397
4.50%, 07/01/28 (Call 07/01/23)(a)(b)	3,605	3,455,088
Graham Holdings Co., 5.75%, 06/01/26 (Call 05/10/22)(a)	1,493	1,504,198
Grand Canyon University
4.13%, 10/01/24	2,500	2,433,700
5.13%, 10/01/28 (Call 08/01/28)(b)	1,025	986,563
HealthEquity Inc., 4.50%, 10/01/29 (Call 10/01/24)(a)	2,790	2,549,363
Herc Holdings Inc., 5.50%, 07/15/27 (Call 07/15/22)(a)	5,193	5,087,582
Hertz Corp. (The)
4.63%, 12/01/26 (Call 12/01/23)(a)	2,640	2,406,413
5.00%, 12/01/29 (Call 12/01/24)(a)(b)	4,770	4,173,750
Korn Ferry, 4.63%, 12/15/27 (Call 12/15/22)(a)(b)	1,656	1,569,060
Legends Hospitality Holding Co. LLC/Legends
Hospitality Co-Issuer Inc., 5.00%, 02/01/26 (Call 02/01/23)(a)	1,885	1,768,978
Metis Merger Sub LLC, 6.50%, 05/15/29 (Call 05/15/24)(a)(b)	3,250	2,827,500
MoneyGram International Inc., 5.38%, 08/01/26 (Call 08/01/23)(a)	1,070	1,091,464
MPH Acquisition Holdings LLC
5.50%, 09/01/28 (Call 09/01/24)(a)	5,045	4,672,931
5.75%, 11/01/28 (Call 11/01/23)(a)(b)	6,239	5,434,075
NESCO Holdings II Inc., 5.50%, 04/15/29 (Call 04/15/24)(a)	4,470	4,212,215
Nielsen Co Luxembourg SARL (The), 5.00%, 02/01/25 (Call 05/30/22)(a)(b)	1,502	1,503,825

Security	Par (000)	Value

Commercial Services (continued)
Nielsen Finance LLC/Nielsen Finance Co.
4.50%, 07/15/29 (Call 07/15/24)(a)(b)	$3,670	$3,468,333
4.75%, 07/15/31 (Call 07/15/26)(a)(b)	2,730	2,580,178
5.63%, 10/01/28 (Call 10/01/23)(a)	4,628	4,484,671
5.88%, 10/01/30 (Call 10/01/25)(a)(b)	3,596	3,448,708
Paysafe Finance PLC/Paysafe Holdings U.S. Corp., 4.00%, 06/15/29 (Call 06/15/24)(a)(b)	2,150	1,752,250
PECF USS Intermediate Holding III Corp., 8.00%, 11/15/29 (Call 11/15/24)(a)(b)	2,735	2,523,038
Prime Security Services Borrower LLC/Prime Finance Inc.
3.38%, 08/31/27 (Call 08/31/26)(a)	4,410	3,763,891
5.25%, 04/15/24(a)(b)	3,510	3,505,612
5.75%, 04/15/26(a)(b)	6,396	6,132,165
6.25%, 01/15/28 (Call 01/15/23)(a)(b)	6,443	5,775,183
PROG Holdings Inc., 6.00%, 11/15/29 (Call 11/15/24)(a)(b)	2,775	2,452,268
Rent-A-Center Inc./TX, 6.38%, 02/15/29
(Call 02/15/24)(a)(b)	2,285	1,971,132
Ritchie Bros. Auctioneers Inc., 5.38%, 01/15/25 (Call 05/31/22)(a)	1,783	1,787,725
RR Donnelley & Sons Co.
6.13%, 11/01/26 (Call 11/01/23)(a)	2,772	2,699,235
8.25%, 07/01/27 (Call 07/01/23)	979	1,091,585
8.50%, 04/15/29(a)	25	36,750
Sabre GLBL Inc.
7.38%, 09/01/25 (Call 09/01/22)(a)(b)	4,062	4,108,490
9.25%, 04/15/25 (Call 03/16/25)(a)(b)	3,703	3,949,361
Service Corp. International/U.S.
3.38%, 08/15/30 (Call 08/15/25)(b)	5,025	4,321,500
4.00%, 05/15/31 (Call 05/15/26)(b)	3,515	3,163,500
4.63%, 12/15/27 (Call 12/15/22)(b)	1,870	1,813,900
5.13%, 06/01/29 (Call 06/01/24)(b)	3,245	3,200,959
Shift4 Payments LLC/Shift4 Payments Finance
Sub Inc., 4.63%, 11/01/26 (Call 11/01/22)(a)(b)	2,070	1,982,025
Signal Parent Inc., 6.13%, 04/01/29 (Call 04/01/24)(a)	1,535	1,172,537
Sotheby’s, 7.38%, 10/15/27 (Call 10/15/22)(a)(b)	3,334	3,287,491
Sotheby’s/Bidfair Holdings Inc., 5.88%, 06/01/29 (Call 06/01/24)(a)(b)	1,675	1,573,258
StoneMor Inc., 8.50%, 05/15/29 (Call 05/15/24)(a)(b)	2,060	1,993,050
Team Health Holdings Inc., 6.38%, 02/01/25 (Call 05/16/22)(a)(b)	3,658	3,117,494
TriNet Group Inc., 3.50%, 03/01/29 (Call 03/01/24)(a)(b)	2,182	1,977,438
United Rentals North America Inc.
3.75%, 01/15/32 (Call 07/15/26)	3,270	2,844,900
3.88%, 02/15/31 (Call 08/15/25)(b)	4,868	4,292,602
4.00%, 07/15/30 (Call 07/15/25)(b)	3,568	3,193,360
4.88%, 01/15/28 (Call 01/15/23)	8,449	8,221,384
5.25%, 01/15/30 (Call 01/15/25)(b)	3,591	3,483,270
5.50%, 05/15/27 (Call 05/31/22)	4,599	4,679,482
Verscend Escrow Corp., 9.75%, 08/15/26 (Call 05/31/22)(a)	4,971	5,120,130
WASH Multifamily Acquisition Inc., 5.75%, 04/15/26 (Call 04/15/23)(a)(b)	4,061	3,949,322
WW International Inc., 4.50%, 04/15/29 (Call 04/15/24)(a)(b)	2,405	1,902,956
ZipRecruiter Inc., 5.00%, 01/15/30 (Call 01/15/25)(a)(b)	2,750	2,571,250

		286,268,616

24	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers — 1.2%
Ahead DB Holdings LLC, 6.63%, 05/01/28 (Call 05/01/24)(a)(b)	$2,157	$1,898,160
Austin BidCo Inc., 7.13%, 12/15/28 (Call 12/15/23)(a)(b)	1,827	1,644,300
Booz Allen Hamilton Inc.
3.88%, 09/01/28 (Call 09/01/23)(a)(b)	3,457	3,184,450
4.00%, 07/01/29 (Call 07/01/24)(a)(b)	2,415	2,227,572
Condor Merger Sub Inc., 7.38%, 02/15/30 (Call 02/15/25)(a)	9,925	8,879,897
Conduent Business Services LLC/Conduent State & Local Solutions Inc., 6.00%, 11/01/29 (Call 11/01/24)(a)(b)	2,420	2,226,400
Crowdstrike Holdings Inc., 3.00%, 02/15/29 (Call 02/15/24)	3,055	2,718,950
Diebold Nixdorf Inc.
8.50%, 04/15/24 (Call 05/31/22)(b)	2,307	1,516,137
9.38%, 07/15/25 (Call 07/15/22)(a)(b)	3,232	2,860,320
Exela Intermediate LLC/Exela Finance Inc., 11.50%, 07/15/26 (Call 12/01/22)(a)	4,174	1,523,510
KBR Inc., 4.75%, 09/30/28 (Call 09/30/23)(a)(b)	540	508,950
NCR Corp.
5.00%, 10/01/28 (Call 10/01/23)(a)	3,017	2,881,235
5.13%, 04/15/29 (Call 04/15/24)(a)(b)	5,899	5,618,797
5.25%, 10/01/30 (Call 10/01/25)(a)(b)	1,988	1,878,660
5.75%, 09/01/27 (Call 09/01/22)(a)	2,373	2,284,013
6.13%, 09/01/29 (Call 09/01/24)(a)(b)	2,456	2,351,620
Presidio Holdings Inc.
4.88%, 02/01/27 (Call 02/01/23)(a)	2,393	2,270,909
8.25%, 02/01/28 (Call 02/01/23)(a)	2,372	2,303,615
Science Applications International Corp., 4.88%, 04/01/28 (Call 04/01/23)(a)	1,803	1,721,865
Seagate HDD Cayman
3.13%, 07/15/29 (Call 01/15/24)(b)	2,550	2,153,909
3.38%, 07/15/31 (Call 01/15/26)	2,677	2,176,321
4.09%, 06/01/29 (Call 03/01/29)	2,638	2,341,225
4.13%, 01/15/31 (Call 10/15/30)	2,675	2,347,312
4.75%, 06/01/23(b)	1,696	1,704,480
4.75%, 01/01/25(b)	1,311	1,301,168
4.88%, 03/01/24 (Call 01/01/24)	1,872	1,881,360
4.88%, 06/01/27 (Call 03/01/27)(b)	2,837	2,765,962
5.75%, 12/01/34 (Call 06/01/34)	2,115	1,988,100
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., 5.75%, 06/01/25 (Call 06/01/22)(a)(b)	1,252	1,261,390
Unisys Corp., 6.88%, 11/01/27 (Call 11/01/23)(a)	2,434	2,442,349
Vericast Corp., 11.00%, 09/15/26 (Call 09/15/23)(a)	6,193	5,883,361

		78,746,297

Cosmetics & Personal Care — 0.3%
Avon Products Inc., 6.50%, 03/15/23(b)	1,499	1,549,591
Coty Inc.
5.00%, 04/15/26 (Call 04/15/23)(a)(b)	4,313	4,096,703
6.50%, 04/15/26 (Call 05/31/22)(a)(b)	2,812	2,734,670
Coty Inc/HFC Prestige Products Inc/HFC Prestige
International U.S. LLC, 4.75%, 01/15/29 (Call 01/15/25)(a)	2,405	2,140,450
Edgewell Personal Care Co.
4.13%, 04/01/29 (Call 04/01/24)(a)(b)	2,305	2,045,688
5.50%, 06/01/28 (Call 06/01/23)(a)(b)	3,541	3,425,917
Oriflame Investment Holding PLC, 5.13%, 05/04/26 (Call 05/15/23)(a)(b)	2,675	1,905,938

Security	Par (000)	Value

Cosmetics & Personal Care (continued)
Revlon Consumer Products Corp., 6.25%, 08/01/24 (Call 05/31/22)	$749	$246,073

		18,145,030

Distribution & Wholesale — 0.5%
American Builders & Contractors Supply Co. Inc.
3.88%, 11/15/29 (Call 11/15/24)(a)(b)	1,600	1,413,440
4.00%, 01/15/28 (Call 01/15/23)(a)(b)	3,147	2,934,577
Avient Corp.
5.25%, 03/15/23	996	998,490
5.75%, 05/15/25 (Call 05/31/22)(a)	3,025	3,054,978
BCPE Empire Holdings Inc., 7.63%, 05/01/27 (Call 05/01/23)(a)	2,956	2,770,452
G-III Apparel Group Ltd., 7.88%, 08/15/25 (Call 08/15/22)(a)(b)	1,919	1,995,760
H&E Equipment Services Inc., 3.88%, 12/15/28 (Call 12/15/23)(a)(b)	5,705	4,969,312
IAA Inc., 5.50%, 06/15/27 (Call 06/15/22)(a)	2,065	2,018,537
KAR Auction Services Inc., 5.13%, 06/01/25 (Call 05/31/22)(a)(b)	4,085	4,130,956
Resideo Funding Inc., 4.00%, 09/01/29 (Call 09/01/24)(a)(b)	1,100	979,000
Ritchie Bros Holdings Inc., 4.75%, 12/15/31 (Call 12/15/26)(a)	2,710	2,710,000
Univar Solutions USA Inc., 5.13%, 12/01/27 (Call 12/01/22)(a)(b)	2,017	1,933,456
Wesco Aircraft Holdings Inc., 9.00%, 11/15/26 (Call 11/15/22)(a)(b)	4,414	2,741,624
Wolverine Escrow LLC
8.50%, 11/15/24 (Call 05/31/22)(a)	2,885	1,604,089
13.13%, 11/15/27 (Call 11/15/22)(a)(b)	2,836	1,063,500

		35,318,171

Diversified Financial Services — 3.4%
Advisor Group Holdings Inc., 10.75%, 08/01/27 (Call 08/01/22)(a)(b)	1,535	1,621,344
AerCap Holdings NV, 5.88%, 10/10/79 (Call 10/10/24)(b)(d)	4,070	3,815,625
AG Issuer LLC, 6.25%, 03/01/28 (Call 03/01/23)(a)(b)	2,288	2,236,520
Ally Financial Inc., 5.75%, 11/20/25 (Call 10/21/25)	4,623	4,749,231
Aretec Escrow Issuer Inc., 7.50%, 04/01/29 (Call 04/01/24)(a)	2,031	1,891,369
Armor Holdco Inc., 8.50%, 11/15/29 (Call 11/15/24)(a)	1,600	1,538,000
Burford Capital Global Finance LLC, 6.88%, 04/15/30	1,410	1,373,693
Castlelake Aviation Finance DAC, 5.00%, 04/15/27 (Call 04/15/24)(a)(b)	2,325	2,092,500
Cobra AcquisitionCo LLC, 6.38%, 11/01/29 (Call 11/01/24)(a)(b)	1,985	1,518,525
Coinbase Global Inc.
3.38%, 10/01/28 (Call 10/01/24)(a)(b)	4,875	3,785,096
3.63%, 10/01/31 (Call 10/01/26)(a)	4,786	3,535,562
Credit Acceptance Corp.
5.13%, 12/31/24 (Call 05/10/22)(a)(b)	1,274	1,258,725
6.63%, 03/15/26 (Call 05/10/22)(b)	2,213	2,235,130
Curo Group Holdings Corp., 7.50%, 08/01/28 (Call 08/01/24)(a)(b)	4,770	3,971,025
Enact Holdings Inc., 6.50%, 08/15/25 (Call 02/15/25)(a)(b)	4,234	4,212,322
Enova International Inc.
8.50%, 09/01/24 (Call 05/31/22)(a)(b)	876	876,263
8.50%, 09/15/25 (Call 05/31/22)(a)(b)	2,022	2,011,890

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Finance of America Funding LLC, 7.88%, 11/15/25 (Call 11/15/22)(a)(b)	$1,864	$1,668,280
Global Aircraft Leasing Co. Ltd., 6.50%, 09/15/24 (Call 05/30/22), (7.25% PIK)(a)(b)(c)	8,633	7,446,127
goeasy Ltd.
4.38%, 05/01/26 (Call 05/01/23)(a)(b)	1,520	1,409,800
5.38%, 12/01/24 (Call 05/30/22)(a)(b)	2,363	2,315,740
GPS Hospitality Holding Co LLC/GPS Finco Inc., 7.00%, 08/15/28 (Call 08/15/24)(a)	2,110	1,603,600
Home Point Capital Inc., 5.00%, 02/01/26 (Call 02/01/23)(a)(b)	2,855	2,255,450
Jane Street Group/JSG Finance Inc., 4.50%, 11/15/29 (Call 11/15/24)(a)(b)	3,215	2,977,154
Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.00%, 08/15/28 (Call 08/15/24)(a)(b)	4,745	4,317,997
Jefferson Capital Holdings LLC, 6.00%, 08/15/26 (Call 08/15/23)(a)(b)	1,590	1,479,527
LD Holdings Group LLC
6.13%, 04/01/28 (Call 04/01/24)(a)(b)	3,225	2,434,875
6.50%, 11/01/25 (Call 11/01/22)(a)(b)	2,274	1,883,224
LFS Topco LLC, 5.88%, 10/15/26 (Call 10/15/23)(a)(b)	1,650	1,526,250
LPL Holdings Inc.
4.00%, 03/15/29 (Call 03/15/24)(a)(b)	4,620	4,204,200
4.38%, 05/15/31 (Call 05/15/26)(a)(b)	1,960	1,789,480
4.63%, 11/15/27 (Call 11/15/22)(a)	1,417	1,344,379
Midcap Financial Issuer Trust
5.63%, 01/15/30 (Call 01/15/25)(a)(b)	1,785	1,421,342
6.50%, 05/01/28 (Call 05/01/24)(a)	4,845	4,178,812
Nationstar Mortgage Holdings Inc.
5.13%, 12/15/30 (Call 12/15/25)(a)	2,930	2,548,485
5.50%, 08/15/28 (Call 08/15/23)(a)	3,895	3,544,450
5.75%, 11/15/31 (Call 11/15/26)(a)(b)	2,910	2,582,625
6.00%, 01/15/27 (Call 01/15/23)(a)(b)	3,063	2,971,110
Navient Corp.
4.88%, 03/15/28 (Call 06/15/27)	2,505	2,198,138
5.00%, 03/15/27 (Call 09/15/26)(b)	4,335	3,946,085
5.50%, 03/15/29 (Call 06/15/28)(b)	3,830	3,367,834
5.63%, 08/01/33	2,667	2,106,930
5.88%, 10/25/24(b)	2,143	2,126,928
6.13%, 03/25/24	3,717	3,737,908
6.75%, 06/25/25	2,497	2,490,757
6.75%, 06/15/26	2,354	2,312,899
7.25%, 09/25/23(b)	804	824,100
NFP Corp.
4.88%, 08/15/28 (Call 08/15/23)(a)(b)	3,125	2,843,750
6.88%, 08/15/28 (Call 08/15/23)(a)(b)	9,833	8,737,112
OneMain Finance Corp.
3.50%, 01/15/27 (Call 01/15/24)(b)	3,435	3,017,716
3.88%, 09/15/28 (Call 09/15/24)(b)	2,805	2,377,238
4.00%, 09/15/30 (Call 09/15/25)(b)	3,796	3,107,662
5.38%, 11/15/29 (Call 05/15/29)	3,506	3,146,635
5.63%, 03/15/23	2,698	2,724,980
6.13%, 03/15/24 (Call 09/15/23)	6,571	6,596,167
6.63%, 01/15/28 (Call 07/15/27)(b)	4,271	4,218,424
6.88%, 03/15/25	5,736	5,764,680
7.13%, 03/15/26	8,021	8,121,262
8.25%, 10/01/23(b)	837	866,295
8.88%, 06/01/25 (Call 06/01/22)	2,415	2,534,542
Oxford Finance LLC/Oxford Finance Co-Issuer II Inc., 6.38%, 02/01/27 (Call 02/01/24)(a)	2,365	2,394,089

Security	Par (000)	Value

Diversified Financial Services (continued)
PennyMac Financial Services Inc.
4.25%, 02/15/29 (Call 02/15/24)(a)	$3,040	$2,443,947
5.38%, 10/15/25 (Call 10/15/22)(a)	3,456	3,265,920
5.75%, 09/15/31 (Call 09/15/26)(a)(b)	2,296	1,882,720
PHH Mortgage Corp., 7.88%, 03/15/26 (Call 03/15/23)(a)(b)	2,141	1,926,622
PRA Group Inc.
5.00%, 10/01/29 (Call 10/01/24)(a)(b)	1,335	1,235,182
7.38%, 09/01/25 (Call 09/01/22)(a)(b)	1,383	1,430,990
Provident Funding Associates LP/PFG Finance Corp., 6.38%, 06/15/25 (Call 05/31/22)(a)(b)	1,380	1,354,125
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc.
2.88%, 10/15/26 (Call 10/15/23)(a)(b)	5,820	5,150,700
3.63%, 03/01/29 (Call 03/01/24)(a)(b)	3,887	3,323,385
3.88%, 03/01/31 (Call 03/01/26)(a)(b)	6,029	5,087,451
4.00%, 10/15/33 (Call 10/15/27)(a)(b)	3,973	3,182,969
SLM Corp.
3.13%, 11/02/26 (Call 10/02/26)(b)	2,450	2,238,663
4.20%, 10/29/25 (Call 09/29/25)(b)	2,217	2,165,488
StoneX Group Inc., 8.63%, 06/15/25 (Call 06/15/22)(a)	878	918,195
TMX Finance LLC/TitleMax Finance Corp., 11.13%, 04/01/23 (Call 05/31/22)(a)	929	915,056
United Wholesale Mortgage LLC
5.50%, 11/15/25 (Call 11/15/22)(a)(b)	3,691	3,391,254
5.50%, 04/15/29 (Call 04/15/24)(a)(b)	3,644	3,023,317
5.75%, 06/15/27 (Call 06/15/24)(a)(b)	2,315	2,008,263
VistaJet Malta Finance PLC/XO Management Holding Inc., 7.88%, 05/01/27(a)	2,425	2,281,198
World Acceptance Corp., 7.00%, 11/01/26 (Call 11/01/23)(a)	1,465	1,270,873

		226,684,176

Electric — 2.5%
Algonquin Power & Utilities Corp., 4.75%, 01/18/82 (Call 01/18/27)(d)	3,750	3,429,262
Calpine Corp.
3.75%, 03/01/31 (Call 03/01/26)(a)(b)	4,484	3,777,770
4.50%, 02/15/28 (Call 02/15/23)(a)	5,689	5,266,421
4.63%, 02/01/29 (Call 02/01/24)(a)(b)	3,330	2,910,237
5.00%, 02/01/31 (Call 02/01/26)(a)	4,030	3,436,502
5.13%, 03/15/28 (Call 03/15/23)(a)	6,757	6,137,890
5.25%, 06/01/26 (Call 05/31/22)(a)(b)	1,659	1,638,262
Clearway Energy Operating LLC
3.75%, 02/15/31 (Call 02/15/26)(a)(b)	4,040	3,474,400
3.75%, 01/15/32 (Call 01/15/27)(a)	1,765	1,495,838
4.75%, 03/15/28 (Call 03/15/23)(a)(b)	4,002	3,781,890
DPL Inc.
4.13%, 07/01/25 (Call 04/01/25)	1,894	1,818,240
4.35%, 04/15/29 (Call 01/15/29)(b)	1,978	1,809,870
Drax Finco PLC, 6.63%, 11/01/25 (Call 05/10/22)(a)(b)	1,699	1,707,495
Electricite de France SA, 5.63%, (Call 01/22/24)(a)(b)(d)(e)	7,020	6,860,786
Emera Inc., Series 16-A, 6.75%, 06/15/76 (Call 06/15/26)(b)(d)	5,481	5,556,364
FirstEnergy Corp.
2.05%, 03/01/25 (Call 02/01/25)	555	523,088
2.65%, 03/01/30 (Call 12/01/29)	3,403	2,885,846
Series A, 1.60%, 01/15/26 (Call 12/15/25)	865	790,221
Series B, 2.25%, 09/01/30 (Call 06/01/30)	2,659	2,220,265
Series B, 4.15%, 07/15/27 (Call 04/15/27)(b)	7,655	7,426,804
Series C, 3.40%, 03/01/50 (Call 09/01/49)	4,115	3,065,675

26	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Series C, 5.35%, 07/15/47 (Call 01/15/47)	$4,794	$4,480,952
Series C, 7.38%, 11/15/31	7,030	8,062,074
InterGen NV, 7.00%, 06/30/23 (Call 05/30/22)(a)(b)	1,794	1,749,150
Leeward Renewable Energy Operations LLC, 4.25%, 07/01/29 (Call 07/01/24)(a)	1,475	1,320,125
NextEra Energy Operating Partners LP
3.88%, 10/15/26 (Call 07/15/26)(a)	2,245	2,118,719
4.25%, 07/15/24 (Call 04/15/24)(a)	3,614	3,587,582
4.25%, 09/15/24 (Call 07/15/24)(a)	226	222,309
4.50%, 09/15/27 (Call 06/15/27)(a)(b)	2,512	2,379,442
NRG Energy Inc.
3.38%, 02/15/29 (Call 02/15/24)(a)(b)	2,700	2,288,250
3.63%, 02/15/31 (Call 02/15/26)(a)	4,558	3,794,535
3.88%, 02/15/32 (Call 02/15/27)(a)(b)	4,875	4,069,382
5.25%, 06/15/29 (Call 06/15/24)(a)	3,841	3,617,723
5.75%, 01/15/28 (Call 01/15/23)(b)	4,448	4,347,920
6.63%, 01/15/27 (Call 05/16/22)(b)	1,376	1,393,200
Pattern Energy Operations LP/Pattern Energy Operations Inc., 4.50%, 08/15/28 (Call 08/15/23)(a)(b)	3,210	3,001,350
PG&E Corp.
5.00%, 07/01/28 (Call 07/01/23)(b)	5,021	4,620,274
5.25%, 07/01/30 (Call 07/01/25)(b)	4,560	4,144,082
Pike Corp., 5.50%, 09/01/28 (Call 09/01/23)(a)(b)	3,856	3,499,320
Talen Energy Supply LLC
6.50%, 06/01/25 (Call 05/31/22)(b)	2,600	962,000
6.63%, 01/15/28 (Call 01/15/23)(a)(b)	2,328	2,202,870
7.25%, 05/15/27 (Call 05/31/22)(a)	3,789	3,627,967
7.63%, 06/01/28 (Call 06/01/23)(a)(b)	2,019	1,935,716
10.50%, 01/15/26 (Call 05/31/22)(a)	3,093	1,144,410
Terraform Global Operating LLC, 6.13%, 03/01/26 (Call 05/31/22)(a)(b)	1,662	1,632,915
TransAlta Corp., 6.50%, 03/15/40	1,503	1,504,841
Vistra Operations Co. LLC
4.38%, 05/01/29 (Call 05/01/24)(a)	5,760	5,227,085
5.00%, 07/31/27 (Call 07/31/22)(a)(b)	6,913	6,584,632
5.50%, 09/01/26 (Call 05/10/22)(a)	4,436	4,420,474
5.63%, 02/15/27 (Call 05/10/22)(a)(b)	6,340	6,244,900

		164,197,325

Electrical Components & Equipment — 0.3%
Energizer Holdings Inc.
4.38%, 03/31/29 (Call 09/30/23)(a)(b)	3,801	3,165,055
4.75%, 06/15/28 (Call 06/15/23)(a)(b)	2,815	2,475,004
6.50%, 12/31/27 (Call 08/31/24)(a)	1,380	1,324,800
EnerSys
4.38%, 12/15/27 (Call 09/15/27)(a)(b)	1,728	1,602,720
5.00%, 04/30/23 (Call 01/30/23)(a)(b)	462	463,155
WESCO Distribution Inc.
7.13%, 06/15/25 (Call 06/15/22)(a)(b)	7,100	7,375,125
7.25%, 06/15/28 (Call 06/15/23)(a)(b)	5,787	5,975,077

		22,380,936

Electronics — 0.6%
Atkore Inc., 4.25%, 06/01/31 (Call 06/01/26)(a)	1,500	1,327,500
II-VI Inc., 5.00%, 12/15/29 (Call 12/14/24)(a)(b)	4,480	4,200,000
Imola Merger Corp., 4.75%, 05/15/29 (Call 05/15/24)(a)(b)	9,293	8,642,490
Likewize Corp., 9.75%, 10/15/25 (Call 10/15/22)(a)(b)	2,218	2,157,005
Schweitzer-Mauduit International Inc., 6.88%, 10/01/26 (Call 05/30/22)(a)	1,807	1,623,355

Security	Par (000)	Value

Electronics (continued)
Sensata Technologies BV
4.00%, 04/15/29 (Call 04/15/24)(a)(b)	$4,440	$3,958,105
4.88%, 10/15/23(a)(b)	2,470	2,476,298
5.00%, 10/01/25(a)(b)	3,824	3,795,320
5.63%, 11/01/24(a)(b)	2,225	2,250,031
Sensata Technologies Inc.
3.75%, 02/15/31 (Call 02/15/26)(a)(b)	3,755	3,175,003
4.38%, 02/15/30 (Call 11/15/29)(a)(b)	2,012	1,830,296
TTM Technologies Inc., 4.00%, 03/01/29 (Call 03/01/24)(a)(b)	2,310	2,021,250

		37,456,653

Energy - Alternate Sources — 0.3%
Atlantica Sustainable Infrastructure PLC, 4.13%, 06/15/28 (Call 06/15/25)(a)	1,950	1,774,500
Enviva Partners LP/Enviva Partners Finance Corp., 6.50%, 01/15/26 (Call 05/31/22)(a)(b)	3,255	3,316,715
Renewable Energy Group Inc., 5.88%, 06/01/28 (Call 06/01/24)(a)(b)	2,720	2,880,888
Sunnova Energy Corp., 5.88%, 09/01/26 (Call 09/01/23)(a)(b)	2,230	2,040,450
TerraForm Power Operating LLC
4.25%, 01/31/23 (Call 10/31/22)(a)(b)	70	70,088
4.75%, 01/15/30 (Call 01/15/25)(a)(b)	2,866	2,579,400
5.00%, 01/31/28 (Call 07/31/27)(a)	3,637	3,396,612
Topaz Solar Farms LLC, 5.75%, 09/30/39(a)(b)	2,815	2,855,250

		18,913,903

Engineering & Construction — 0.7%
AECOM, 5.13%, 03/15/27 (Call 12/15/26)	4,638	4,585,822
Arcosa Inc., 4.38%, 04/15/29 (Call 04/15/24)(a)	1,645	1,500,882
Artera Services LLC, 9.03%, 12/04/25 (Call 02/04/23)(a)(b)	5,073	4,801,315
Brand Industrial Services Inc., 8.50%, 07/15/25 (Call 05/31/22)(a)(b)	5,025	4,484,812
Brundage-Bone Concrete Pumping Holdings Inc., 6.00%, 02/01/26 (Call 02/01/23)(a)	1,925	1,799,875
Cellnex Finance Co SA, 3.88%, 07/07/41 (Call 04/07/41)(a)(b)	2,975	2,226,817
Dycom Industries Inc., 4.50%, 04/15/29 (Call 04/15/24)(a)(b)	2,242	2,045,825
Fluor Corp.
3.50%, 12/15/24 (Call 09/15/24)(b)	991	971,832
4.25%, 09/15/28 (Call 06/15/28)(b)	3,515	3,334,188
Global Infrastructure Solutions Inc.
5.63%, 06/01/29 (Call 06/01/24)(a)(b)	1,750	1,594,906
7.50%, 04/15/32	1,425	1,327,473
Great Lakes Dredge & Dock Corp., 5.25%, 06/01/29 (Call 06/01/24)(a)(b)	1,130	1,056,550
IEA Energy Services LLC, 6.63%, 08/15/29 (Call 08/15/24)(a)	1,500	1,372,500
INNOVATE Corp., 8.50%, 02/01/26 (Call 02/01/23)(a)	1,820	1,757,547
MasTec Inc., 4.50%, 08/15/28 (Call 08/15/23)(a)(b)	180	172,590
Promontoria Holding 264 BV, 7.88%, 03/01/27 (Call 03/01/24)(a)	1,990	1,870,600
Railworks Holdings LP/Railworks Rally Inc., 8.25%, 11/15/28 (Call 11/15/24)(a)	1,575	1,563,188
TopBuild Corp.
3.63%, 03/15/29 (Call 03/15/24)(a)(b)	1,770	1,542,113
4.13%, 02/15/32 (Call 10/15/26)(a)(b)	2,382	2,052,228
Tutor Perini Corp., 6.88%, 05/01/25 (Call 05/16/22)(a)(b)	2,552	2,389,310

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Engineering & Construction (continued)
VM Consolidated Inc., 5.50%, 04/15/29 (Call 04/15/24)(a)(b)	$1,350	$1,208,169
Weekley Homes LLC/Weekley Finance Corp., 4.88%, 09/15/28 (Call 09/15/23)(a)	1,996	1,763,017

		45,421,559

Entertainment — 3.1%
Affinity Gaming, 6.88%, 12/15/27 (Call 12/01/23)(a)(b)	2,407	2,254,492
Allen Media LLC/Allen Media Co-Issuer Inc., 10.50%, 02/15/28 (Call 02/15/23)(a)(b)	3,325	3,000,812
AMC Entertainment Holdings Inc.
7.50%, 02/15/29 (Call 02/15/25)(a)	4,685	4,286,775
10.00%, 06/15/26 (Call 06/15/23), (12.00% PIK)(a)(b)	7,276	6,094,146
Banijay Entertainment SASU, 5.38%, 03/01/25 (Call 05/30/22)(a)(b)	2,400	2,359,361
Boyne USA Inc., 4.75%, 05/15/29 (Call 05/15/24)(a)(b)	3,455	3,204,512
Caesars Entertainment Inc.
4.63%, 10/15/29 (Call 10/15/24)(a)(b)	5,375	4,609,062
6.25%, 07/01/25 (Call 07/01/22)(a)	15,802	15,973,768
8.13%, 07/01/27 (Call 07/01/23)(a)(b)	8,985	9,389,325
Caesars Resort Collection LLC/CRC Finco Inc., 5.75%, 07/01/25 (Call 07/01/22)(a)(b)	4,698	4,797,832
CCM Merger Inc., 6.38%, 05/01/26 (Call 11/01/22)(a)	910	907,725
CDI Escrow Issuer Inc., 5.75%, 04/01/30 (Call 04/01/25)(a)	5,940	5,725,625
Cedar Fair LP, 5.25%, 07/15/29 (Call 07/15/24)(b)	2,903	2,746,964
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op
5.38%, 04/15/27 (Call 05/31/22)	2,428	2,361,060
5.50%, 05/01/25 (Call 05/31/22)(a)	4,577	4,599,885
6.50%, 10/01/28 (Call 10/01/23)(b)	1,250	1,253,125
Churchill Downs Inc.
4.75%, 01/15/28 (Call 01/15/23)(a)	2,792	2,614,108
5.50%, 04/01/27 (Call 05/31/22)(a)	2,393	2,349,711
Cinemark USA Inc.
5.25%, 07/15/28 (Call 07/15/24)(a)(b)	3,395	3,016,627
5.88%, 03/15/26 (Call 03/15/23)(a)(b)	2,231	2,080,408
8.75%, 05/01/25 (Call 05/31/22)(a)(b)	1,140	1,184,175
Empire Resorts Inc., 7.75%, 11/01/26 (Call 11/01/23)(a)	1,320	1,270,645
Everi Holdings Inc., 5.00%, 07/15/29 (Call 07/15/24)(a)	1,600	1,451,680
Golden Entertainment Inc., 7.63%, 04/15/26 (Call 05/31/22)(a)	1,258	1,286,305
International Game Technology PLC
4.13%, 04/15/26 (Call 04/15/23)(a)	3,710	3,498,602
5.25%, 01/15/29 (Call 01/15/24)(a)(b)	3,475	3,295,586
6.25%, 01/15/27 (Call 07/15/26)(a)(b)	3,515	3,569,026
6.50%, 02/15/25 (Call 08/15/24)(a)	5,616	5,714,280
Jacobs Entertainment Inc., 6.75%, 02/15/29 (Call 02/15/25)(a)	2,615	2,561,915
Lions Gate Capital Holdings LLC, 5.50%, 04/15/29 (Call 04/15/24)(a)(b)	4,924	4,365,077
Live Nation Entertainment Inc.
3.75%, 01/15/28 (Call 01/15/24)(a)	2,095	1,895,975
4.75%, 10/15/27 (Call 10/15/22)(a)(b)	4,263	4,005,088
4.88%, 11/01/24 (Call 05/31/22)(a)	2,881	2,844,786
5.63%, 03/15/26 (Call 05/31/22)(a)	1,323	1,306,463
6.50%, 05/15/27 (Call 05/15/23)(a)(b)	6,331	6,567,146
Merlin Entertainments Ltd., 5.75%, 06/15/26 (Call 03/17/26)(a)(b)	1,530	1,495,575
Midwest Gaming Borrower LLC, 4.88%, 05/01/29 (Call 05/01/24)(a)	3,705	3,251,249

Security	Par (000)	Value

Entertainment (continued)
Mohegan Gaming & Entertainment
7.88%, 10/15/24 (Call 05/16/22)(a)(b)	$1,455	$1,491,317
8.00%, 02/01/26 (Call 02/01/23)(a)	5,713	5,070,287
Motion Bondco DAC, 6.63%, 11/15/27 (Call 11/15/22)(a)(b)	2,035	1,867,113
Peninsula Pacific Entertainment LLC/Peninsula Pacific Entertainment Finance Inc., 8.50%, 11/15/27 (Call 11/15/23)(a)	3,168	3,472,999
Penn National Gaming Inc.
4.13%, 07/01/29 (Call 07/01/24)(a)(b)	2,034	1,716,188
5.63%, 01/15/27 (Call 05/31/22)(a)(b)	2,397	2,283,142
Powdr Corp., 6.00%, 08/01/25 (Call 08/01/22)(a)(b)	725	734,063
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.
5.63%, 09/01/29 (Call 09/01/24)(a)(b)	3,680	2,944,000
5.88%, 09/01/31 (Call 09/01/26)(a)	3,730	2,937,375
Raptor Acquisition Corp./Raptor Co-Issuer LLC, 4.88%, 11/01/26 (Call 11/01/22)(a)	1,885	1,786,754
Resorts World Las Vegas LLC, 4.63%, 04/06/31 (Call 01/06/31)(a)(b)	1,500	1,282,237
Resorts World Las Vegas LLC/RWLV Capital Inc., 4.63%, 04/16/29 (Call 01/16/29)(a)	4,710	4,103,056
Scientific Games Holdings LP/Scientific Games U.S. FinCo Inc., 6.63%, 03/01/30 (Call 03/01/25)(a)(b)	3,730	3,543,500
Scientific Games International Inc.
7.00%, 05/15/28 (Call 05/15/23)(a)(b)	3,171	3,246,430
7.25%, 11/15/29 (Call 11/15/24)(a)	2,765	2,902,420
8.63%, 07/01/25 (Call 07/01/22)(a)	2,832	2,966,520
SeaWorld Parks & Entertainment Inc., 5.25%, 08/15/29 (Call 08/15/24)(a)(b)	3,113	2,832,581
Six Flags Entertainment Corp.
4.88%, 07/31/24 (Call 05/31/22)(a)(b)	4,313	4,295,748
5.50%, 04/15/27 (Call 05/31/22)(a)(b)	1,908	1,869,859
Six Flags Theme Parks Inc., 7.00%, 07/01/25 (Call 07/01/22)(a)(b)	3,844	3,992,955
Speedway Motorsports LLC/Speedway Funding II Inc., 4.88%, 11/01/27 (Call 11/01/22)(a)	1,235	1,179,178
Vail Resorts Inc., 6.25%, 05/15/25 (Call 05/31/22)(a)(b)	2,491	2,547,047
WMG Acquisition Corp.
3.00%, 02/15/31 (Call 02/15/26)(a)(b)	3,785	3,157,788
3.75%, 12/01/29 (Call 12/01/24)(a)(b)	2,375	2,128,594
3.88%, 07/15/30 (Call 07/15/25)(a)(b)	2,376	2,126,520
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
5.13%, 10/01/29 (Call 07/01/29)(a)(b)	3,446	3,017,387
7.75%, 04/15/25 (Call 05/31/22)(a)	3,441	3,545,968

		206,229,922

Environmental Control — 0.7%
Clean Harbors Inc.
4.88%, 07/15/27 (Call 07/15/22)(a)(b)	2,394	2,346,120
5.13%, 07/15/29 (Call 07/15/24)(a)(b)	1,342	1,321,870
Covanta Holding Corp, 4.88%, 12/01/29 (Call 12/01/24)(a)(b)	3,550	3,229,790
Covanta Holding Corp., 5.00%, 09/01/30 (Call 09/01/25)	1,784	1,610,060
GFL Environmental Inc.
3.50%, 09/01/28 (Call 03/01/28)(a)(b)	3,372	3,001,080
3.75%, 08/01/25 (Call 08/01/22)(a)(b)	3,644	3,452,690
4.00%, 08/01/28 (Call 08/01/23)(a)(b)	3,817	3,358,960

28	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Environmental Control (continued)
4.25%, 06/01/25 (Call 06/01/22)(a)(b)	$1,722	$1,670,151
4.38%, 08/15/29 (Call 08/15/24)(a)(b)	2,395	2,124,844
4.75%, 06/15/29 (Call 06/15/24)(a)(b)	3,955	3,589,162
5.13%, 12/15/26 (Call 12/15/22)(a)(b)	2,213	2,175,158
Harsco Corp., 5.75%, 07/31/27 (Call 07/31/22)(a)(b)	2,620	2,358,000
Madison IAQ LLC
4.13%, 06/30/28 (Call 06/30/24)(a)	3,090	2,711,475
5.88%, 06/30/29 (Call 06/30/24)(a)	5,196	4,234,740
Stericycle Inc.
3.88%, 01/15/29 (Call 11/15/23)(a)(b)	2,223	1,960,353
5.38%, 07/15/24 (Call 05/16/22)(a)	2,402	2,393,737
Tervita Corp., 11.00%, 12/01/25 (Call 12/01/23)(a)(b)	1,465	1,633,475
Waste Pro USA Inc., 5.50%, 02/15/26 (Call 05/31/22)(a)	2,474	2,200,870

		45,372,535

Food — 1.9%
Albertsons Companies Inc./Safeway Inc./New Albertsons LP/Albertsons LLC
3.25%, 03/15/26 (Call 09/15/22)(a)	3,205	2,924,563
3.50%, 02/15/23 (Call 12/15/22)(a)(b)	160	159,584
3.50%, 03/15/29 (Call 09/15/23)(a)(b)	6,448	5,431,795
4.63%, 01/15/27 (Call 01/15/23)(a)	6,905	6,467,741
4.88%, 02/15/30 (Call 02/15/25)(a)(b)	5,312	4,807,652
5.88%, 02/15/28 (Call 08/15/22)(a)(b)	3,179	3,087,604
7.50%, 03/15/26 (Call 05/31/22)(a)	2,795	2,937,727
B&G Foods Inc.
5.25%, 04/01/25 (Call 05/31/22)(b)	3,643	3,468,876
5.25%, 09/15/27 (Call 05/31/22)	3,036	2,782,506
C&S Group Enterprises LLC, 5.00%, 12/15/28 (Call 12/15/23)(a)(b)	1,997	1,699,946
Chobani LLC/Chobani Finance Corp. Inc.
4.63%, 11/15/28 (Call 11/15/23)(a)(b)	2,465	2,218,500
7.50%, 04/15/25 (Call 05/31/22)(a)(b)	2,650	2,484,455
Del Monte Foods Inc., 11.88%, 05/15/25 (Call 05/16/22)(a)	1,724	1,882,556
FAGE International SA/FAGE USA Dairy Industry Inc., 5.63%, 08/15/26 (Call 05/30/22)(a)	1,342	1,249,280
Fresh Market Inc. (The), 9.75%, 05/01/23 (Call 05/31/22)(a)	818	797,550
H-Food Holdings LLC/Hearthside Finance Co. Inc., 8.50%, 06/01/26 (Call 05/10/22)(a)	1,924	1,803,750
Ingles Markets Inc., 4.00%, 06/15/31 (Call 06/15/26)(a)	1,535	1,378,445
Lamb Weston Holdings Inc.
4.13%, 01/31/30 (Call 01/31/25)(a)	4,555	4,064,791
4.38%, 01/31/32 (Call 01/31/27)(a)(b)	3,260	2,912,028
4.88%, 05/15/28 (Call 11/15/27)(a)(b)	2,690	2,616,025
Performance Food Group Inc.
4.25%, 08/01/29 (Call 08/01/24)(a)(b)	5,210	4,630,283
5.50%, 10/15/27 (Call 10/15/22)(a)(b)	5,261	5,105,406
6.88%, 05/01/25 (Call 05/31/22)(a)	675	691,241
Pilgrim’s Pride Corp.
3.50%, 03/01/32 (Call 09/01/26)(a)(b)	4,380	3,701,100
4.25%, 04/15/31 (Call 04/15/26)(a)(b)	4,799	4,379,087
5.88%, 09/30/27 (Call 09/30/22)(a)	4,112	4,142,038
Post Holdings Inc.
4.50%, 09/15/31 (Call 09/15/26)(a)	9,355	7,779,618
4.63%, 04/15/30 (Call 04/15/25)(a)	7,854	6,715,170
5.50%, 12/15/29 (Call 12/15/24)(a)	5,793	5,271,630
5.63%, 01/15/28 (Call 12/01/22)(a)	4,238	4,007,029
5.75%, 03/01/27 (Call 05/16/22)(a)(b)	1,737	1,713,116
Safeway Inc., 7.25%, 02/01/31(b)	1,557	1,621,117

Security	Par (000)	Value

Food (continued)
SEG Holding LLC/SEG Finance Corp., 5.63%, 10/15/28 (Call 10/15/23)(a)	$1,712	$1,670,715
Sigma Holdco BV, 7.88%, 05/15/26 (Call 05/10/22)(a)(b)	2,517	1,875,298
Simmons Foods Inc./Simmons Prepared Foods Inc./Simmons Pet Food Inc./Simmons Feed, 4.63%, 03/01/29 (Call 03/01/24)(a)(b)	4,117	3,715,057
TreeHouse Foods Inc., 4.00%, 09/01/28 (Call 09/01/23)(b)	2,338	1,905,049
U.S. Foods Inc.
4.63%, 06/01/30 (Call 06/01/25)(a)	2,510	2,246,450
4.75%, 02/15/29 (Call 02/15/24)(a)(b)	4,655	4,299,824
6.25%, 04/15/25 (Call 05/31/22)(a)	4,339	4,457,498
United Natural Foods Inc., 6.75%, 10/15/28 (Call 10/15/23)(a)	2,682	2,683,958

		127,786,058

Food Service — 0.3%
Aramark Services Inc.
5.00%, 04/01/25 (Call 05/31/22)(a)(b)	2,220	2,200,575
5.00%, 02/01/28 (Call 02/01/23)(a)	5,691	5,307,142
6.38%, 05/01/25 (Call 05/31/22)(a)(b)	7,540	7,678,510
TKC Holdings Inc.
6.88%, 05/15/28 (Call 05/15/24)(a)	1,925	1,838,375
10.50%, 05/15/29 (Call 05/15/24)(a)	3,358	3,232,075

		20,256,677

Forest Products & Paper — 0.3%
Ahlstrom-Munksjo Holding 3 Oy, 4.88%, 02/04/28 (Call 02/04/24)(a)(b)	1,625	1,433,411
Clearwater Paper Corp.
4.75%, 08/15/28 (Call 08/15/23)(a)	1,660	1,458,708
5.38%, 02/01/25(a)(b)	700	700,000
Domtar Corp.
6.25%, 09/01/42	124	87,869
6.75%, 10/01/28 (Call 10/01/24)(a)(b)	2,967	2,941,039
Glatfelter Corp., 4.75%, 11/15/29 (Call 11/01/24)(a)(b)	2,655	2,124,000
Mercer International Inc.
5.13%, 02/01/29 (Call 02/01/24)(b)	3,896	3,619,033
5.50%, 01/15/26 (Call 05/31/22)	1,425	1,412,688
Resolute Forest Products Inc., 4.88%, 03/01/26 (Call 03/01/23)(a)(b)	1,325	1,263,719
Sylvamo Corp., 7.00%, 09/01/29 (Call 09/01/24)(a)	2,185	2,108,525

		17,148,992

Gas — 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.50%, 05/20/25 (Call 02/20/25)	3,807	3,749,438
5.63%, 05/20/24 (Call 03/20/24)	3,208	3,203,669
5.75%, 05/20/27 (Call 02/20/27)(b)	2,457	2,413,536
5.88%, 08/20/26 (Call 05/20/26)	3,324	3,282,018
Rockpoint Gas Storage Canada Ltd., 7.00%, 03/31/23 (Call 05/30/22)(a)(b)	1,541	1,525,590

		14,174,251

Hand & Machine Tools — 0.0%
Werner FinCo LP/Werner FinCo Inc., 8.75%, 07/15/25 (Call 05/10/22)(a)(b)	1,080	1,111,644

Health Care - Products — 0.8%
Avantor Funding Inc.
3.88%, 11/01/29 (Call 11/01/24)(a)	4,020	3,606,865
4.63%, 07/15/28 (Call 07/15/23)(a)(b)	7,260	6,906,365

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Products (continued)
Hologic Inc.
3.25%, 02/15/29 (Call 09/28/23)(a)(b)	$4,397	$3,917,133
4.63%, 02/01/28 (Call 02/01/23)(a)(b)	1,937	1,894,618
Mozart Debt Merger Sub Inc.
3.88%, 04/01/29 (Call 10/01/24)(a)	21,705	18,964,961
5.25%, 10/01/29 (Call 10/01/24)(a)(b)	11,990	10,431,300
Ortho-Clinical Diagnostics Inc./Ortho-Clinical Diagnostics SA, 7.25%, 02/01/28 (Call 02/01/23)(a)	1,698	1,714,980
Teleflex Inc.
4.25%, 06/01/28 (Call 06/01/23)(a)(b)	2,339	2,204,508
4.63%, 11/15/27 (Call 11/15/22)(b)	1,747	1,712,060
Varex Imaging Corp., 7.88%, 10/15/27 (Call 10/15/23)(a)(b)	1,304	1,343,120

		52,695,910

Health Care - Services — 5.7%
Acadia Healthcare Co. Inc.
5.00%, 04/15/29 (Call 10/15/23)(a)	2,201	2,085,448
5.50%, 07/01/28 (Call 07/01/23)(a)	1,997	1,944,798
AHP Health Partners Inc., 5.75%, 07/15/29 (Call 07/15/24)(a)	1,450	1,308,625
Air Methods Corp., 8.00%, 05/15/25 (Call 05/31/22)(a)(b)	1,217	994,898
Akumin Escrow Inc., 7.50%, 08/01/28 (Call 08/01/24)(a)	1,865	1,480,344
Akumin Inc., 7.00%, 11/01/25 (Call 11/01/22)(a)(b)	2,280	1,920,900
Cano Health LLC, 6.25%, 10/01/28 (Call 10/01/24)(a)(b)	1,610	1,485,225
Catalent Pharma Solutions Inc.
3.13%, 02/15/29 (Call 02/15/24)(a)(b)	2,507	2,175,424
3.50%, 04/01/30 (Call 04/01/25)(a)	3,385	2,944,307
5.00%, 07/15/27 (Call 07/15/22)(a)	1,995	1,932,656
Centene Corp.
2.45%, 07/15/28 (Call 05/15/28)(b)	10,770	9,395,856
2.50%, 03/01/31 (Call 12/01/30)	11,260	9,359,875
2.63%, 08/01/31 (Call 05/01/31)(b)	6,155	5,113,020
3.00%, 10/15/30 (Call 07/15/30)	10,647	9,262,890
3.38%, 02/15/30 (Call 02/15/25)(b)	9,349	8,352,864
4.25%, 12/15/27 (Call 12/15/22)	11,294	10,955,180
4.63%, 12/15/29 (Call 12/15/24)	17,494	16,943,376
Charles River Laboratories International Inc.
3.75%, 03/15/29 (Call 03/15/24)(a)(b)	2,310	2,090,550
4.00%, 03/15/31 (Call 03/15/26)(a)(b)	2,783	2,484,689
4.25%, 05/01/28 (Call 05/01/23)(a)(b)	2,169	2,070,376
CHS/Community Health Systems Inc.
4.75%, 02/15/31 (Call 02/15/26)(a)(b)	5,028	4,261,230
5.25%, 05/15/30 (Call 05/15/25)(a)	8,230	7,214,829
5.63%, 03/15/27 (Call 12/15/23)(a)(b)	8,865	8,450,495
6.00%, 01/15/29 (Call 01/15/24)(a)(b)	4,340	4,102,125
6.13%, 04/01/30 (Call 04/01/25)(a)(b)	6,890	5,667,025
6.88%, 04/01/28 (Call 04/01/23)(a)(b)	3,527	2,767,813
6.88%, 04/15/29 (Call 04/15/24)(a)(b)	8,580	7,524,832
8.00%, 03/15/26 (Call 05/31/22)(a)(b)	10,629	10,988,260
8.00%, 12/15/27 (Call 12/15/22)(a)	3,211	3,326,468
DaVita Inc.
3.75%, 02/15/31 (Call 02/15/26)(a)	7,205	5,872,075
4.63%, 06/01/30 (Call 06/01/25)(a)	13,623	11,852,010
Encompass Health Corp.
4.50%, 02/01/28 (Call 02/01/23)(b)	4,140	3,827,554
4.63%, 04/01/31 (Call 04/01/26)	2,070	1,826,775
4.75%, 02/01/30 (Call 02/01/25)(b)	4,215	3,809,306
5.75%, 09/15/25 (Call 05/31/22)(b)	801	815,018

Security	Par (000)	Value

Health Care - Services (continued)
Global Medical Response Inc., 6.50%, 10/01/25 (Call 05/04/22)(a)(b)	$3,351	$3,246,281
Hadrian Merger Sub Inc., 8.50%, 05/01/26 (Call 05/31/22)(a)(b)	1,971	1,946,363
HCA Inc.
3.50%, 09/01/30 (Call 03/01/30)	12,815	11,480,061
5.38%, 02/01/25(b)	12,375	12,730,781
5.38%, 09/01/26 (Call 03/01/26)(b)	4,897	5,012,104
5.63%, 09/01/28 (Call 03/01/28)	8,135	8,407,034
5.88%, 05/01/23(b)	4,832	4,984,208
5.88%, 02/15/26 (Call 08/15/25)(b)	7,310	7,569,505
5.88%, 02/01/29 (Call 08/01/28)	4,674	4,868,651
7.50%, 11/06/33(b)	1,215	1,424,588
7.69%, 06/15/25	859	929,868
IQVIA Inc.
5.00%, 10/15/26 (Call 05/31/22)(a)	5,371	5,344,148
5.00%, 05/15/27 (Call 05/31/22)(a)(b)	4,538	4,496,341
Legacy LifePoint Health LLC
4.38%, 02/15/27 (Call 05/31/22)(a)	2,852	2,638,100
6.75%, 04/15/25 (Call 05/31/22)(a)(b)	2,435	2,483,700
Lifepoint Health Inc., 5.38%, 01/15/29 (Call 01/15/24)(a)(b)	2,740	2,342,700
MEDNAX Inc., 5.38%, 02/15/30 (Call 02/15/25)(a)(b)	1,980	1,844,865
ModivCare Escrow Issuer Inc., 5.00%, 10/01/29 (Call 10/01/24)(a)(b)	2,480	2,170,000
ModivCare Inc., 5.88%, 11/15/25 (Call 11/15/22)(a)(b)	2,822	2,765,560
Molina Healthcare Inc.
3.88%, 11/15/30 (Call 08/17/30)(a)(b)	2,938	2,650,047
3.88%, 05/15/32 (Call 02/15/32)(a)(b)	3,550	3,116,829
4.38%, 06/15/28 (Call 06/15/23)(a)	4,085	3,818,004
Oscar AcquisitionCo LLC/Oscar Finance Inc., 9.50%, 04/15/30	2,280	2,080,249
Prime Healthcare Services Inc., 7.25%, 11/01/25 (Call 11/01/22)(a)	4,805	4,817,012
Quorum Health Corp., 11.63%, 04/15/23(h)	1,183	—
Radiology Partners Inc., 9.25%, 02/01/28 (Call 02/01/23)(a)(b)	3,451	3,278,450
RegionalCare Hospital Partners Holdings Inc./LifePoint Health Inc., 9.75%, 12/01/26 (Call 05/31/22)(a)	6,819	7,007,000
RP Escrow Issuer LLC, 5.25%, 12/15/25 (Call 12/15/22)(a)(b)	4,024	3,742,320
Select Medical Corp., 6.25%, 08/15/26 (Call 08/15/22)(a)(b)	5,977	5,932,172
Surgery Center Holdings Inc.
6.75%, 07/01/25 (Call 05/31/22)(a)(b)	1,973	1,936,006
10.00%, 04/15/27 (Call 05/31/22)(a)(b)	2,827	2,954,215
Syneos Health Inc., 3.63%, 01/15/29 (Call 01/15/24)(a)(b)	2,905	2,569,908
Tenet Healthcare Corp.
4.25%, 06/01/29 (Call 06/01/24)(a)(b)	7,175	6,482,541
4.38%, 01/15/30 (Call 12/01/24)(a)	7,545	6,864,969
4.63%, 07/15/24 (Call 05/31/22)(b)	3,028	3,019,764
4.63%, 09/01/24 (Call 05/16/22)(a)	1,907	1,890,314
4.63%, 06/15/28 (Call 06/15/23)(a)(b)	2,733	2,575,852
4.88%, 01/01/26 (Call 05/31/22)(a)	9,665	9,463,726
5.13%, 11/01/27 (Call 11/01/22)(a)	7,062	6,856,955
6.13%, 10/01/28 (Call 10/01/23)(a)(b)	12,360	11,864,982
6.25%, 02/01/27 (Call 05/31/22)(a)	6,824	6,772,820
6.75%, 06/15/23	8,659	8,907,557
6.88%, 11/15/31	1,633	1,691,919

30	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
U.S. Acute Care Solutions LLC, 6.38%, 03/01/26 (Call 03/01/23)(a)	$3,715	$3,608,194
US Renal Care Inc., 10.63%, 07/15/27 (Call 07/15/22)(a)	2,599	2,241,637

		379,435,416

Holding Companies - Diversified — 0.6%
Compass Group Diversified Holdings LLC
5.00%, 01/15/32 (Call 01/15/27)(a)	1,440	1,224,000
5.25%, 04/15/29 (Call 04/15/24)(a)	4,817	4,323,257
FS Energy & Power Fund, 7.50%, 08/15/23 (Call 05/15/23)(a)(b)	1,549	1,574,171
Hightower Holding LLC, 6.75%, 04/15/29 (Call 04/15/24)(a)	1,375	1,266,788
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.38%, 02/01/29 (Call 08/01/28)	3,570	3,079,946
4.75%, 09/15/24 (Call 06/15/24)	6,041	5,889,975
5.25%, 05/15/27 (Call 11/15/26)	6,924	6,468,193
6.25%, 05/15/26 (Call 05/31/22)(b)	6,435	6,379,788
6.38%, 12/15/25 (Call 05/31/22)	2,891	2,869,318
Stena AB, 7.00%, 02/01/24(a)(b)	1,806	1,792,961
Stena International SA
5.75%, 03/01/24(a)	1,689	1,653,288
6.13%, 02/01/25 (Call 05/10/22)(a)	1,250	1,239,307

		37,760,992

Home Builders — 1.1%
Ashton Woods USA LLC/Ashton Woods Finance Co.
4.63%, 08/01/29 (Call 08/01/24)(a)	1,665	1,401,006
4.63%, 04/01/30 (Call 04/01/25)(a)	1,800	1,473,750
6.63%, 01/15/28 (Call 01/15/23)(a)(b)	1,300	1,264,029
Beazer Homes USA Inc.
5.88%, 10/15/27 (Call 10/15/22)(b)	1,614	1,488,915
7.25%, 10/15/29 (Call 10/15/24)(b)	1,910	1,819,256
Brookfield Residential Properties Inc./Brookfield Residential U.S. LLC
4.88%, 02/15/30 (Call 02/15/25)(a)(b)	2,529	2,111,715
5.00%, 06/15/29 (Call 06/15/24)(a)	1,966	1,738,819
6.25%, 09/15/27 (Call 09/15/22)(a)	2,864	2,687,005
Century Communities Inc.
3.88%, 08/15/29 (Call 02/15/29)(a)(b)	2,340	1,971,661
6.75%, 06/01/27 (Call 06/01/22)(b)	2,251	2,275,784
Empire Communities Corp., 7.00%, 12/15/25 (Call 12/15/22)(a)	2,297	2,176,407
Forestar Group Inc.
3.85%, 05/15/26 (Call 05/15/23)(a)(b)	2,260	2,034,000
5.00%, 03/01/28 (Call 03/01/23)(a)(b)	1,377	1,244,133
Installed Building Products Inc., 5.75%, 02/01/28 (Call 02/01/23)(a)(b)	1,396	1,322,587
K Hovnanian Enterprises Inc., 10.50%, 02/15/26 (Call 05/31/22)(a)	55	56,100
KB Home
4.00%, 06/15/31 (Call 12/15/30)(b)	1,710	1,462,050
4.80%, 11/15/29 (Call 05/15/29)(b)	1,789	1,630,763
6.88%, 06/15/27 (Call 12/15/26)(b)	1,818	1,887,195
7.63%, 05/15/23 (Call 11/15/22)	875	896,875
LGI Homes Inc., 4.00%, 07/15/29 (Call 01/15/29)(a)(b)	1,660	1,373,044
M/I Homes Inc.
3.95%, 02/15/30 (Call 08/15/29)(b)	1,575	1,295,373
4.95%, 02/01/28 (Call 02/01/23)	1,877	1,729,543

Security	Par (000)	Value

Home Builders (continued)
Mattamy Group Corp.
4.63%, 03/01/30 (Call 03/01/25)(a)(b)	$3,051	$2,595,895
5.25%, 12/15/27 (Call 12/15/22)(a)(b)	2,656	2,483,360
Meritage Homes Corp.
3.88%, 04/15/29 (Call 10/15/28)(a)(b)	2,035	1,820,816
5.13%, 06/06/27 (Call 12/06/26)(b)	1,403	1,371,433
6.00%, 06/01/25 (Call 03/01/25)	2,182	2,220,164
New Home Co. Inc. (The), 7.25%, 10/15/25 (Call 10/15/22)(a)	1,670	1,578,150
Picasso Finance Sub Inc., 6.13%, 06/15/25 (Call 06/15/22)(a)(b)	2,038	2,075,907
Shea Homes LP/Shea Homes Funding Corp.
4.75%, 02/15/28 (Call 02/15/23)(a)	2,013	1,801,635
4.75%, 04/01/29 (Call 04/01/24)(a)(b)	1,871	1,619,343
Taylor Morrison Communities Inc.
5.13%, 08/01/30 (Call 02/01/30)(a)	2,285	2,085,062
5.75%, 01/15/28 (Call 10/15/27)(a)(b)	2,554	2,496,535
5.88%, 06/15/27 (Call 03/15/27)(a)(b)	2,776	2,755,680
6.63%, 07/15/27 (Call 07/15/22)(a)	923	923,243
Taylor Morrison Communities Inc./Taylor Morrison Holdings II Inc.
5.63%, 03/01/24 (Call 12/01/23)(a)	1,567	1,574,835
5.88%, 04/15/23 (Call 01/15/23)(a)	467	472,254
Thor Industries Inc., 4.00%, 10/15/29 (Call 10/15/24)(a)	2,430	2,053,617
TRI Pointe Group Inc./TRI Pointe Homes Inc., 5.88%, 06/15/24(b)	2,428	2,465,148
Tri Pointe Homes Inc.
5.25%, 06/01/27 (Call 12/01/26)	1,632	1,576,887
5.70%, 06/15/28 (Call 12/15/27)	1,617	1,549,523
Williams Scotsman International Inc., 4.63%, 08/15/28 (Call 08/15/23)(a)(b)	1,925	1,821,916
Winnebago Industries Inc., 6.25%, 07/15/28 (Call 07/15/23)(a)	1,475	1,463,937

		74,145,350

Home Furnishings — 0.1%
Tempur Sealy International Inc.
3.88%, 10/15/31 (Call 10/15/26)(a)(b)	4,000	3,314,320
4.00%, 04/15/29 (Call 04/15/24)(a)	3,735	3,235,481

		6,549,801
Household Products & Wares — 0.3%
ACCO Brands Corp., 4.25%, 03/15/29 (Call 03/15/24)(a)	3,089	2,687,430
Central Garden & Pet Co.
4.13%, 10/15/30 (Call 10/15/25)(b)	2,341	2,023,631
4.13%, 04/30/31 (Call 04/30/26)(a)(b)	1,969	1,688,417
5.13%, 02/01/28 (Call 01/01/23)(b)	1,056	1,019,040
Kronos Acquisition Holdings Inc./KIK Custom Products Inc.
5.00%, 12/31/26 (Call 06/30/23)(a)(b)	2,070	1,831,950
7.00%, 12/31/27 (Call 12/31/23)(a)	2,885	2,279,150
Spectrum Brands Inc.
3.88%, 03/15/31 (Call 03/15/26)(a)(b)	2,518	2,108,825
5.00%, 10/01/29 (Call 10/01/24)(a)(b)	1,471	1,368,030
5.50%, 07/15/30 (Call 07/15/25)(a)	1,294	1,204,203
5.75%, 07/15/25 (Call 05/31/22)	1,465	1,479,650

		17,690,326

Housewares — 0.5%
American Greetings Corp., 8.75%, 04/15/25 (Call 05/31/22)(a)	1,559	1,539,513

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Housewares (continued)
CD&R Smokey Buyer Inc., 6.75%, 07/15/25 (Call 07/15/22)(a)(b)	$3,405	$3,465,439
Newell Brands Inc.
4.10%, 04/01/23 (Call 02/01/23)(b)	4,561	4,563,851
4.45%, 04/01/26 (Call 01/01/26)(b)	10,039	9,953,066
4.88%, 06/01/25 (Call 05/01/25)(b)	2,145	2,172,831
5.63%, 04/01/36 (Call 10/01/35)	2,198	2,100,804
5.75%, 04/01/46 (Call 10/01/45)	3,027	2,818,894
Scotts Miracle-Gro Co. (The)
4.00%, 04/01/31 (Call 04/01/26)	2,412	1,983,870
4.38%, 02/01/32 (Call 08/01/26)	2,045	1,707,575
4.50%, 10/15/29 (Call 10/15/24)(b)	2,431	2,133,202
5.25%, 12/15/26 (Call 05/16/22)	224	221,760
SWF Escrow Issuer Corp., 6.50%, 10/01/29 (Call 10/01/24)(a)(b)	3,230	2,495,175

		35,155,980

Insurance — 1.2%
Acrisure LLC/Acrisure Finance Inc.
4.25%, 02/15/29 (Call 02/15/24)(a)(b)	2,931	2,560,815
6.00%, 08/01/29 (Call 08/01/24)(a)(b)	2,770	2,420,287
7.00%, 11/15/25 (Call 05/31/22)(a)(b)	4,692	4,567,897
10.13%, 08/01/26 (Call 08/01/22)(a)(b)	1,872	1,946,880
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
4.25%, 10/15/27 (Call 10/15/23)(a)(b)	3,154	2,912,877
5.88%, 11/01/29 (Call 11/01/24)(a)(b)	2,210	2,060,825
6.75%, 10/15/27 (Call 10/15/22)(a)(b)	6,946	6,568,346
AmWINS Group Inc., 4.88%, 06/30/29 (Call 06/30/24)(a)(b)	3,805	3,482,831
Assurant Inc., 7.00%, 03/27/48 (Call 03/27/28)(d)	1,588	1,639,546
AssuredPartners Inc.
5.63%, 01/15/29 (Call 12/15/23)(a)(b)	2,527	2,222,395
7.00%, 08/15/25 (Call 05/31/22)(a)(b)	2,795	2,756,317
BroadStreet Partners Inc., 5.88%, 04/15/29 (Call 04/15/24)(a)(b)	3,540	3,070,950
Enstar Finance LLC
5.50%, 01/15/42 (Call 01/15/27)(d)	2,375	2,208,750
5.75%, 09/01/40 (Call 09/01/25)(b)(d)	1,280	1,259,026
Genworth Holdings Inc.
4.80%, 02/15/24(b)	644	645,146
6.50%, 06/15/34	1,395	1,300,698
Global Atlantic Fin Co., 4.70%, 10/15/51 (Call 07/15/26)(a)(b)(d)	3,710	3,366,825
GTCR AP Finance Inc., 8.00%, 05/15/27 (Call 05/31/22)(a)(b)	2,572	2,562,239
HUB International Ltd.
5.63%, 12/01/29 (Call 12/01/24)(a)(b)	2,600	2,385,500
7.00%, 05/01/26 (Call 05/10/22)(a)	7,892	7,822,314
Liberty Mutual Group Inc.
4.13%, 12/15/51 (Call 09/15/26)(a)(d)	2,375	2,155,313
4.30%, 02/01/61 (Call 02/01/26)(a)	4,035	3,046,102
7.80%, 03/07/87(a)(b)	1,777	2,270,117
MGIC Investment Corp., 5.25%, 08/15/28 (Call 08/15/23)(b)	3,269	3,068,905
NMI Holdings Inc., 7.38%, 06/01/25 (Call 03/30/25)(a)	2,079	2,167,358
Radian Group Inc.
4.50%, 10/01/24 (Call 07/01/24)(b)	2,341	2,279,549
4.88%, 03/15/27 (Call 09/15/26)	2,824	2,725,216
6.63%, 03/15/25 (Call 09/15/24)(b)	2,608	2,654,960

Security	Par (000)	Value

Insurance (continued)
Ryan Specialty Group LLC, 4.38%, 02/01/30 (Call 02/01/25)(a)	$1,810	$1,650,774
USI Inc./NY, 6.88%, 05/01/25 (Call 05/31/22)(a)	2,533	2,494,321

		82,273,079

Internet — 1.4%
Acuris Finance Us Inc./Acuris Finance SARL, 5.00%, 05/01/28 (Call 05/01/24)(a)	1,700	1,555,500
ANGI Group LLC, 3.88%, 08/15/28 (Call 08/15/23)(a)(b)	2,475	1,959,903
Arches Buyer Inc.
4.25%, 06/01/28 (Call 12/01/23)(a)	4,890	4,345,890
6.13%, 12/01/28 (Call 12/01/23)(a)(b)	2,180	1,896,600
Cablevision Lightpath LLC
3.88%, 09/15/27 (Call 09/15/23)(a)(b)	2,091	1,838,784
5.63%, 09/15/28 (Call 09/15/23)(a)(b)	1,865	1,598,081
Cars.com Inc., 6.38%, 11/01/28 (Call 11/01/23)(a)	1,799	1,685,699
Cogent Communications Group Inc., 3.50%, 05/01/26 (Call 02/01/26)(a)(b)	2,380	2,247,029
Endurance International Group Holdings Inc., 6.00%, 02/15/29 (Call 02/15/24)(a)(b)	3,541	2,866,015
Getty Images Inc., 9.75%, 03/01/27 (Call 05/16/22)(a)	913	943,814
Go Daddy Operating Co. LLC/GD Finance Co. Inc.
3.50%, 03/01/29 (Call 03/01/24)(a)(b)	4,045	3,589,492
5.25%, 12/01/27 (Call 06/01/22)(a)	2,473	2,446,505
GrubHub Holdings Inc., 5.50%, 07/01/27 (Call 07/01/22)(a)(b)	2,565	2,193,075
ION Trading Technologies Sarl, 5.75%, 05/15/28 (Call 05/15/24)(a)	2,435	2,279,769
Match Group Holdings II LLC
3.63%, 10/01/31 (Call 10/01/26)(a)(b)	2,250	1,871,775
4.13%, 08/01/30 (Call 05/01/25)(a)(b)	2,770	2,475,687
4.63%, 06/01/28 (Call 06/01/23)(a)(b)	2,424	2,259,580
5.00%, 12/15/27 (Call 12/15/22)(a)(b)	1,702	1,659,450
5.63%, 02/15/29 (Call 02/15/24)(a)(b)	1,574	1,518,910
Millennium Escrow Corp., 6.63%, 08/01/26 (Call 08/01/23)(a)(b)	3,979	3,676,596
Northwest Fiber LLC/Northwest Fiber Finance Sub Inc.
4.75%, 04/30/27 (Call 10/15/23)(a)	1,645	1,496,424
6.00%, 02/15/28 (Call 02/15/24)(a)(b)	1,515	1,267,601
10.75%, 06/01/28 (Call 06/01/23)(a)	1,355	1,388,875
NortonLifeLock Inc., 5.00%, 04/15/25 (Call 05/10/22)(a)	5,049	5,042,992
Photo Holdings Merger Sub Inc., 8.50%, 10/01/26 (Call 10/01/22)(a)(b)	4,049	3,745,325
Rakuten Group Inc.
5.13%, (Call 04/22/26)(a)(b)(d)(e)	3,550	3,257,125
6.25%, (Call 04/22/31)(a)(b)(d)(e)	4,825	4,547,562
TripAdvisor Inc., 7.00%, 07/15/25 (Call 07/15/22)(a)(b)	1,818	1,863,450
Twitter Inc.
3.88%, 12/15/27 (Call 09/15/27)(a)	3,098	3,036,985
5.00%, 03/01/30 (Call 12/01/29)(a)	5,045	5,152,358
Uber Technologies Inc.
4.50%, 08/15/29 (Call 08/15/24)(a)(b)	7,405	6,377,630
6.25%, 01/15/28 (Call 09/15/23)(a)(b)	2,379	2,355,210
7.50%, 05/15/25 (Call 05/31/22)(a)	5,236	5,406,222
7.50%, 09/15/27 (Call 09/15/22)(a)(b)	5,321	5,475,149

		95,321,062

Iron & Steel — 0.7%
Allegheny Technologies Inc.
4.88%, 10/01/29 (Call 10/01/24)	1,764	1,605,081
5.13%, 10/01/31 (Call 10/01/26)	1,585	1,431,715

32	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Iron & Steel (continued)
5.88%, 12/01/27 (Call 12/01/22)(b)	$2,025	$1,954,125
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 07/15/26 (Call 05/30/22)(a)	3,386	3,441,023
Big River Steel LLC/BRS Finance Corp., 6.63%, 01/31/29 (Call 09/15/23)(a)	3,834	3,920,265
Carpenter Technology Corp.
6.38%, 07/15/28 (Call 07/15/23)(b)	1,987	1,979,767
7.63%, 03/15/30 (Call 03/15/25)	1,480	1,506,969
Cleveland-Cliffs Inc.
4.63%, 03/01/29 (Call 03/01/24)(a)	2,625	2,460,386
4.88%, 03/01/31 (Call 03/01/26)(a)(b)	2,445	2,261,625
5.88%, 06/01/27 (Call 06/01/22)(b)	2,571	2,558,145
6.25%, 10/01/40(b)	1,221	1,181,745
6.75%, 03/15/26 (Call 05/31/22)(a)	3,883	4,069,772
Commercial Metals Co.
3.88%, 02/15/31 (Call 02/15/26)(b)	1,620	1,427,657
4.13%, 01/15/30 (Call 01/15/25)	1,530	1,392,300
4.38%, 03/15/32 (Call 03/15/27)	1,590	1,419,075
4.88%, 05/15/23 (Call 02/15/23)(b)	429	431,145
Infrabuild Australia Pty Ltd., 12.00%, 10/01/24 (Call 05/30/22)(a)(b)	1,300	1,313,000
Mineral Resources Ltd.
8.00%, 11/01/27(a)	1,185	1,180,556
8.13%, 05/01/27 (Call 05/31/22)(a)(b)	3,633	3,688,331
8.50%, 05/01/30(a)	1,710	1,688,625
TMS International Corp./DE, 6.25%, 04/15/29 (Call 04/15/24)(a)	2,024	1,760,880
United States Steel Corp.
6.65%, 06/01/37(b)	1,784	1,747,410
6.88%, 03/01/29 (Call 03/01/24)(b)	3,642	3,705,116

		48,124,713

Leisure Time — 2.0%
Carnival Corp.
4.00%, 08/01/28 (Call 05/01/28)(a)(b)	12,295	11,067,221
5.75%, 03/01/27 (Call 12/01/26)(a)(b)	16,660	15,085,880
6.00%, 05/01/29 (Call 11/01/24)(a)(b)	9,605	8,620,487
7.63%, 03/01/26 (Call 03/01/24)(a)	6,663	6,521,411
9.88%, 08/01/27 (Call 02/01/24)(a)(b)	4,103	4,421,988
10.50%, 02/01/26 (Call 08/01/23)(a)(b)	3,831	4,214,100
Constellation Merger Sub Inc., 8.50%, 09/15/25 (Call 05/31/22)(a)(b)	2,219	2,063,670
Life Time Inc.
5.75%, 01/15/26 (Call 01/15/23)(a)	4,090	3,968,527
8.00%, 04/15/26 (Call 02/01/23)(a)(b)	2,650	2,587,314
Lindblad Expeditions LLC, 6.75%, 02/15/27 (Call 02/15/24)(a)	1,860	1,825,125
MajorDrive Holdings IV LLC, 6.38%, 06/01/29 (Call 06/01/24)(a)(b)	2,745	2,175,413
NCL Corp. Ltd.
3.63%, 12/15/24 (Call 05/10/22)(a)	2,837	2,638,410
5.88%, 03/15/26 (Call 12/15/25)(a)	6,764	6,248,651
5.88%, 02/15/27 (Call 02/15/24)(a)	4,780	4,556,487
7.75%, 02/15/29 (Call 11/15/28)(a)	3,075	2,982,750
NCL Finance Ltd., 6.13%, 03/15/28 (Call 12/15/27)(a)(b)	2,452	2,206,800
Royal Caribbean Cruises Ltd, 5.38%, 07/15/27 (Call 10/15/26)(a)(b)	4,975	4,571,751
Royal Caribbean Cruises Ltd.
3.70%, 03/15/28 (Call 12/15/27)(b)	2,636	2,207,123
4.25%, 07/01/26 (Call 01/01/26)(a)(b)	3,315	3,000,721
5.50%, 08/31/26 (Call 02/28/26)(a)(b)	5,125	4,775,449

Security	Par (000)	Value

Leisure Time (continued)
5.50%, 04/01/28 (Call 10/01/27)(a)(b)	$7,015	$6,401,188
7.50%, 10/15/27(b)	1,416	1,439,286
9.13%, 06/15/23 (Call 03/15/23)(a)(b)	4,361	4,502,013
10.88%, 06/01/23 (Call 03/01/23)(a)	4,050	4,237,313
11.50%, 06/01/25 (Call 06/01/22)(a)	6,761	7,350,559
Viking Cruises Ltd.
5.88%, 09/15/27 (Call 09/15/22)(a)	4,020	3,405,543
6.25%, 05/15/25 (Call 05/30/22)(a)(b)	1,052	962,580
7.00%, 02/15/29 (Call 02/15/24)(a)(b)	2,667	2,373,630
13.00%, 05/15/25 (Call 05/16/22)(a)	2,583	2,826,835
Viking Ocrean Cruises shi, 5.63%, 02/15/29 (Call 02/15/24)(a)	1,920	1,694,400
Vista Outdoor Inc., 4.50%, 03/15/29 (Call 03/15/24)(a)(b)	2,635	2,358,325
VOC Escrow Ltd., 5.00%, 02/15/28 (Call 02/15/23)(a)	3,277	2,957,493

		136,248,443

Lodging — 1.6%
Arrow Bidco LLC, 9.50%, 03/15/24 (Call 05/31/22)(a)	1,772	1,797,995
Boyd Gaming Corp.
4.75%, 12/01/27 (Call 12/01/22)(b)	4,845	4,579,203
4.75%, 06/15/31 (Call 06/15/26)(a)(b)	4,075	3,685,022
8.63%, 06/01/25 (Call 06/01/22)(a)	1,489	1,552,268
Full House Resorts Inc., 8.25%, 02/15/28 (Call 02/15/24)(a)(b)	2,119	2,098,213
Genting New York LLC, 3.30%, 02/15/26 (Call 01/15/26)(a)	2,630	2,403,726
Hilton Domestic Operating Co. Inc.
3.63%, 02/15/32 (Call 08/15/26)(a)	6,855	5,805,294
3.75%, 05/01/29 (Call 05/01/24)(a)(b)	4,189	3,795,318
4.00%, 05/01/31 (Call 05/01/26)(a)(b)	5,855	5,236,419
4.88%, 01/15/30 (Call 01/15/25)(b)	5,086	4,906,464
5.38%, 05/01/25 (Call 05/10/22)(a)(b)	1,715	1,749,832
5.75%, 05/01/28 (Call 05/01/23)(a)(b)	2,834	2,874,385
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc
4.88%, 07/01/31 (Call 07/01/26)(a)	2,555	2,231,282
5.00%, 06/01/29 (Call 06/01/24)(a)(b)	3,920	3,537,800
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/27 (Call 05/16/22)	2,186	2,164,140
Marriott Ownership Resorts Inc.
4.50%, 06/15/29 (Call 06/15/24)(a)	2,140	1,883,200
4.75%, 01/15/28 (Call 09/15/22)	1,781	1,638,520
6.13%, 09/15/25 (Call 05/31/22)(a)(b)	630	644,963
MGM Resorts International
4.63%, 09/01/26 (Call 06/01/26)	1,861	1,752,187
4.75%, 10/15/28 (Call 07/15/28)(b)	3,172	2,913,641
5.50%, 04/15/27 (Call 01/15/27)(b)	2,944	2,867,485
5.75%, 06/15/25 (Call 03/15/25)	2,975	2,955,543
6.00%, 03/15/23(b)	4,906	4,961,192
6.75%, 05/01/25 (Call 05/31/22)(b)	3,555	3,639,094
Station Casinos LLC
4.50%, 02/15/28 (Call 02/15/23)(a)(b)	3,150	2,859,176
4.63%, 12/01/31 (Call 06/01/31)(a)	2,740	2,296,271
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., 5.88%, 05/15/25 (Call 05/31/22)(a)	1,012	991,760
Travel + Leisure Co.
3.90%, 03/01/23 (Call 12/01/22)(b)	119	119,000
4.50%, 12/01/29 (Call 09/01/29)(a)	3,145	2,783,325
4.63%, 03/01/30 (Call 12/01/29)(a)	1,608	1,431,120

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Lodging (continued)
5.65%, 04/01/24 (Call 02/01/24)	$838	$844,285
6.00%, 04/01/27 (Call 01/01/27)	2,494	2,512,755
6.60%, 10/01/25 (Call 07/01/25)(b)	1,768	1,834,300
6.63%, 07/31/26 (Call 04/30/26)(a)	3,223	3,299,643
Universal Entertainment Corp., 8.50%, 12/11/24 (Call 12/11/23)(a)(b)	3,280	3,303,766
Wyndham Hotels & Resorts Inc., 4.38%, 08/15/28 (Call 08/15/23)(a)(b)	1,948	1,815,614
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
4.25%, 05/30/23 (Call 02/28/23)(a)	1,402	1,373,960
5.25%, 05/15/27 (Call 02/15/27)(a)(b)	4,035	3,710,868
5.50%, 03/01/25 (Call 12/01/24)(a)	9,187	8,888,422

		109,737,451

Machinery — 0.7%
ATS Automation Tooling Systems Inc., 4.13%, 12/15/28 (Call 12/15/23)(a)(b)	1,825	1,647,062
BWX Technologies Inc.
4.13%, 06/30/28 (Call 06/30/23)(a)	1,709	1,585,098
4.13%, 04/15/29 (Call 04/15/24)(a)(b)	1,590	1,470,750
Clark Equipment Co., 5.88%, 06/01/25 (Call 06/01/22)(a)(b)	820	830,381
GrafTech Finance Inc., 4.63%, 12/15/28 (Call 12/15/23)(a)(b)	2,585	2,359,459
Granite US Holdings Corp., 11.00%, 10/01/27 (Call 10/01/22)(a)	1,545	1,595,213
Husky III Holding Ltd. , 13.00%, 02/15/25 (Call 05/10/22), (13.75% PIK)(a)(b)(c)	2,252	2,308,300
Manitowoc Co. Inc. (The), 9.00%, 04/01/26 (Call 05/16/22)(a)	1,014	1,049,196
Maxim Crane Works Holdings Capital LLC, 10.13%, 08/01/24 (Call 05/31/22)(a)	1,357	1,346,823
Mueller Water Products Inc., 4.00%, 06/15/29 (Call 06/15/24)(a)(b)	1,925	1,722,875
OT Merger Corp., 7.88%, 10/15/29 (Call 10/15/24)(a)	1,470	1,249,500
SPX FLOW Inc., 8.75%, 04/01/30 (Call 04/01/25)(a)(b)	2,470	2,225,050
Stevens Holding Co. Inc., 6.13%, 10/01/26 (Call 10/01/23)(a)(b)	1,955	1,959,887
Terex Corp., 5.00%, 05/15/29 (Call 05/15/24)(a)(b)	2,571	2,362,595
Titan Acquisition Ltd./Titan Co-Borrower LLC, 7.75%, 04/15/26 (Call 05/30/22)(a)	3,439	3,318,635
TK Elevator Holdco GmbH, 7.63%, 07/15/28 (Call 07/15/23)(a)	2,056	1,978,592
TK Elevator U.S. Newco Inc., 5.25%, 07/15/27 (Call 07/15/23)(a)	7,646	7,162,926
Vertiv Group Corp., 4.13%, 11/15/28 (Call 11/15/24)(a)	4,025	3,506,781
Weir Group PLC (The), 2.20%, 05/13/26 (Call 04/13/26)(a)	3,250	2,940,665
Welbilt Inc., 9.50%, 02/15/24 (Call 05/31/22)(b)	1,590	1,595,962

		44,215,750

Manufacturing — 0.3%
Amsted Industries Inc.
4.63%, 05/15/30 (Call 05/15/25)(a)	1,751	1,610,920
5.63%, 07/01/27 (Call 07/01/22)(a)(b)	1,355	1,344,837
EnPro Industries Inc., 5.75%, 10/15/26 (Call 05/31/22)(b)	982	982,000
FXI Holdings Inc.
7.88%, 11/01/24 (Call 05/31/22)(a)(b)	2,504	2,468,143
12.25%, 11/15/26 (Call 11/15/22)(a)(b)	3,974	4,232,310

Security	Par (000)	Value

Manufacturing (continued)
Gates Global LLC/Gates Corp., 6.25%, 01/15/26 (Call 05/31/22)(a)(b)	$2,261	$2,204,475
Hillenbrand Inc.
3.75%, 03/01/31 (Call 03/01/26)(b)	1,261	1,112,832
5.00%, 09/15/26 (Call 07/15/26)	2,117	2,085,245
5.75%, 06/15/25 (Call 06/15/22)(b)	1,554	1,565,655
LSB Industries Inc., 6.25%, 10/15/28 (Call 10/15/24)(a)	3,455	3,385,693
Trinity Industries Inc., 4.55%, 10/01/24 (Call 07/01/24)	1,897	1,885,144

		22,877,254

Media — 7.7%
Altice Financing SA
5.00%, 01/15/28 (Call 01/15/23)(a)(b)	5,856	4,888,179
5.75%, 08/15/29 (Call 08/15/24)(a)	9,835	8,286,086
AMC Networks Inc.
4.25%, 02/15/29 (Call 02/15/24)	4,662	4,058,085
4.75%, 08/01/25 (Call 05/31/22)(b)	3,940	3,804,563
5.00%, 04/01/24 (Call 05/31/22)(b)	1,048	1,037,499
Audacy Capital Corp.
6.50%, 05/01/27 (Call 05/16/22)(a)(b)	2,294	1,972,840
6.75%, 03/31/29 (Call 03/31/24)(a)	2,826	2,447,683
Beasley Mezzanine Holdings LLC, 8.63%, 02/01/26 (Call 02/01/23)(a)(b)	1,750	1,631,875
Block Communications Inc., 4.88%, 03/01/28 (Call 03/01/23)(a)	1,108	1,035,980
Cable One Inc., 4.00%, 11/15/30 (Call 11/15/25)(a)(b)	3,129	2,684,713
CCO Holdings LLC/CCO Holdings Capital Corp.
4.00%, 03/01/23 (Call 05/16/22)(a)(b)	786	786,000
4.25%, 02/01/31 (Call 07/01/25)(a)(b)	14,700	12,389,160
4.25%, 01/15/34 (Call 01/15/28)(a)(b)	9,475	7,532,625
4.50%, 08/15/30 (Call 02/15/25)(a)(b)	12,663	11,048,467
4.50%, 05/01/32 (Call 05/01/26)	14,575	12,259,834
4.50%, 06/01/33 (Call 06/01/27)(a)(b)	8,329	6,814,121
4.75%, 03/01/30 (Call 09/01/24)(a)(b)	14,820	13,245,375
4.75%, 02/01/32 (Call 02/01/27)(a)(b)	6,155	5,289,176
5.00%, 02/01/28 (Call 08/01/22)(a)(b)	11,443	10,899,457
5.13%, 05/01/27 (Call 05/31/22)(a)(b)	15,833	15,433,692
5.38%, 06/01/29 (Call 06/01/24)(a)(b)	7,482	7,089,195
5.50%, 05/01/26 (Call 05/31/22)(a)(b)	2,908	2,915,270
Cengage Learning Inc., 9.50%, 06/15/24 (Call 05/31/22)(a)(b)	2,907	2,848,860
CSC Holdings LLC
3.38%, 02/15/31 (Call 02/15/26)(a)	4,455	3,479,266
4.13%, 12/01/30 (Call 12/01/25)(a)(b)	5,233	4,317,225
4.50%, 11/15/31 (Call 11/15/26)(a)(b)	7,840	6,439,541
4.63%, 12/01/30 (Call 12/01/25)(a)(b)	11,050	8,453,250
5.00%, 11/15/31 (Call 11/15/26)(a)	2,555	1,975,858
5.25%, 06/01/24(b)	3,818	3,731,637
5.38%, 02/01/28 (Call 02/01/23)(a)(b)	4,860	4,462,136
5.50%, 04/15/27 (Call 05/31/22)(a)(b)	5,841	5,639,077
5.75%, 01/15/30 (Call 01/15/25)(a)(b)	10,545	8,752,350
6.50%, 02/01/29 (Call 02/01/24)(a)(b)	8,554	8,126,300
7.50%, 04/01/28 (Call 04/01/23)(a)	5,003	4,612,016
Cumulus Media New Holdings Inc., 6.75%, 07/01/26 (Call 07/01/22)(a)(b)	2,331	2,319,345
Diamond Sports Group LLC/Diamond Sports Finance Co.
5.38%, 08/15/26 (Call 08/15/22)(a)(b)	14,788	5,471,560
6.63%, 08/15/27 (Call 08/15/22)(a)(b)	6,320	1,311,400
Directv Financing LLC/Directv Financing Co-Obligor Inc., 5.88%, 08/15/27 (Call 08/15/23)(a)	17,951	16,896,379

34	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
DISH DBS Corp.
5.00%, 03/15/23	$6,142	$6,084,757
5.25%, 12/01/26 (Call 06/01/26)(a)	13,115	12,041,537
5.75%, 12/01/28 (Call 12/01/27)(a)	12,095	10,818,736
5.88%, 11/15/24	9,402	9,119,940
7.38%, 07/01/28 (Call 07/01/23)(b)	4,561	3,988,047
7.75%, 07/01/26(b)	9,546	8,979,588
5.13%, 06/01/29(b)	7,118	5,559,941
Gannett Holdings LLC, 6.00%, 11/01/26 (Call 11/01/23)(a)(b)	2,034	1,850,940
GCI LLC, 4.75%, 10/15/28 (Call 10/15/23)(a)(b)	2,634	2,443,035
Gray Escrow II Inc., 5.38%, 11/15/31 (Call 11/15/26)(a)	6,235	5,374,321
Gray Television Inc.
4.75%, 10/15/30 (Call 10/15/25)(a)(b)	3,816	3,319,920
5.88%, 07/15/26 (Call 05/31/22)(a)(b)	2,785	2,802,406
7.00%, 05/15/27 (Call 05/15/22)(a)(b)	3,535	3,654,306
iHeartCommunications Inc.
4.75%, 01/15/28 (Call 01/15/23)(a)	2,574	2,332,688
5.25%, 08/15/27 (Call 08/15/22)(a)	3,046	2,848,010
6.38%, 05/01/26 (Call 05/16/22)(b)	3,597	3,605,993
8.38%, 05/01/27 (Call 05/16/22)(b)	7,879	7,800,210
LCPR Senior Secured Financing DAC
5.13%, 07/15/29 (Call 07/15/24)(a)(b)	4,010	3,650,323
6.75%, 10/15/27 (Call 10/15/22)(a)	5,507	5,472,719
Liberty Interactive LLC
8.25%, 02/01/30(b)	2,442	2,156,286
8.50%, 07/15/29(b)	1,510	1,359,000
McGraw-Hill Education Inc.
5.75%, 08/01/28 (Call 08/01/24)(a)(b)	4,200	3,748,500
8.00%, 08/01/29 (Call 08/01/24)(a)(b)	3,600	3,222,000
Midcontinent Communications/Midcontinent Finance Corp., 5.38%, 08/15/27 (Call 08/15/22)(a)(b)	1,168	1,141,720
News Corp.
3.88%, 05/15/29 (Call 05/15/24)(a)	4,474	4,045,491
5.13%, 02/15/32 (Call 02/15/27)(a)	2,350	2,244,250
Nexstar Media Inc.
4.75%, 11/01/28 (Call 11/01/23)(a)(b)	4,720	4,283,400
5.63%, 07/15/27 (Call 07/15/22)(a)(b)	8,289	8,066,275
Paramount Global
6.25%, 02/28/57 (Call 02/28/27)(d)	2,999	2,894,454
6.38%, 03/30/62 (Call 03/30/27)(d)	5,000	4,845,825
Radiate Holdco LLC/Radiate Finance Inc.
4.50%, 09/15/26 (Call 09/15/23)(a)(b)	4,515	4,157,818
6.50%, 09/15/28 (Call 09/15/23)(a)(b)	4,555	4,008,400
Scripps Escrow II Inc.
3.88%, 01/15/29 (Call 01/15/24)(a)	2,471	2,196,472
5.38%, 01/15/31 (Call 01/15/26)(a)(b)	2,620	2,332,141
Scripps Escrow Inc., 5.88%, 07/15/27 (Call 07/15/22)(a)(b)	2,231	2,130,605
Sinclair Television Group Inc.
4.13%, 12/01/30 (Call 12/01/25)(a)(b)	3,315	2,749,627
5.13%, 02/15/27 (Call 05/16/22)(a)	2,045	1,791,481
5.50%, 03/01/30 (Call 12/01/24)(a)	2,690	2,199,532
Sirius XM Radio Inc.
3.13%, 09/01/26 (Call 09/01/23)(a)(b)	4,679	4,310,529
3.88%, 09/01/31 (Call 09/01/26)(a)	7,100	5,996,021
4.00%, 07/15/28 (Call 07/15/24)(a)(b)	9,440	8,531,400
4.13%, 07/01/30 (Call 07/01/25)(a)(b)	7,902	6,938,667
5.00%, 08/01/27 (Call 08/01/22)(a)(b)	6,876	6,635,340
5.50%, 07/01/29 (Call 07/01/24)(a)	5,911	5,684,372

Security	Par (000)	Value

Media (continued)
Spanish Broadcasting System Inc., 9.75%, 03/01/26 (Call 09/01/23)(a)(b)	$1,686	$1,648,065
TEGNA Inc.
4.63%, 03/15/28 (Call 03/15/23)(b)	4,300	4,137,460
4.75%, 03/15/26 (Call 03/15/23)(a)(b)	2,573	2,550,486
5.00%, 09/15/29 (Call 09/15/24)(b)	4,804	4,659,880
Telenet Finance Luxembourg Notes Sarl, 5.50%, 03/01/28 (Call 12/01/22)(a)	5,000	4,775,000
Townsquare Media Inc., 6.88%, 02/01/26 (Call 02/01/23)(a)	2,943	2,930,051
Univision Communications Inc.
4.50%, 05/01/29 (Call 05/01/24)(a)(b)	5,070	4,550,325
5.13%, 02/15/25 (Call 05/10/22)(a)	6,967	6,845,077
6.63%, 06/01/27 (Call 06/01/23)(a)(b)	7,657	7,676,142
9.50%, 05/01/25 (Call 05/10/22)(a)	1,286	1,340,436
UPC Broadband Finco BV, 4.88%, 07/15/31 (Call 07/15/26)(a)	6,075	5,338,406
UPC Holding BV, 5.50%, 01/15/28 (Call 10/15/22)(a)(b)	2,569	2,429,863
Urban One Inc., 7.38%, 02/01/28 (Call 02/01/24)(a)	3,955	3,831,406
Videotron Ltd.
3.63%, 06/15/29 (Call 06/15/24)(a)	2,870	2,496,900
5.13%, 04/15/27 (Call 05/30/22)(a)(b)	2,634	2,581,320
5.38%, 06/15/24 (Call 03/15/24)(a)(b)	2,936	2,965,360
Virgin Media Finance PLC, 5.00%, 07/15/30 (Call 07/15/25)(a)(b)	4,255	3,701,850
Virgin Media Secured Finance PLC
4.50%, 08/15/30 (Call 08/15/25)(a)(b)	4,625	4,013,853
5.50%, 05/15/29 (Call 05/15/24)(a)(b)	6,538	6,047,650
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 07/15/28 (Call 07/15/23)(a)	2,455	2,230,269
VZ Secured Financing BV, 5.00%, 01/15/32 (Call 01/15/27)(a)	7,515	6,484,769
Ziggo Bond Co. BV
5.13%, 02/28/30 (Call 02/15/25)(a)(b)	2,185	1,895,488
6.00%, 01/15/27 (Call 05/30/22)(a)(b)	2,884	2,826,320
Ziggo BV, 4.88%, 01/15/30 (Call 10/15/24)(a)(b)	4,650	4,121,062

		517,880,536

Metal Fabricate & Hardware — 0.1%
Advanced Drainage Systems Inc., 5.00%, 09/30/27 (Call 09/30/22)(a)	1,006	972,048
Park-Ohio Industries Inc., 6.63%, 04/15/27 (Call 05/31/22)(b)	1,698	1,273,500
Roller Bearing Co of America Inc., 4.38%, 10/15/29 (Call 10/15/24)(a)(b)	2,210	1,989,000

		4,234,548

Mining — 1.4%
Alcoa Nederland Holding BV
4.13%, 03/31/29 (Call 03/31/24)(a)(b)	2,300	2,153,214
5.50%, 12/15/27 (Call 06/15/23)(a)(b)	3,270	3,253,650
6.13%, 05/15/28 (Call 05/15/23)(a)	2,234	2,273,095
Arconic Corp.
6.00%, 05/15/25 (Call 05/31/22)(a)(b)	3,335	3,346,372
6.13%, 02/15/28 (Call 02/15/23)(a)(b)	4,543	4,401,031
Century Aluminum Co., 7.50%, 04/01/28 (Call 04/01/24)(a)(b)	1,532	1,537,745
Coeur Mining Inc., 5.13%, 02/15/29 (Call 02/15/24)(a)(b)	2,056	1,649,940
Compass Minerals International Inc.
4.88%, 07/15/24 (Call 05/15/24)(a)(b)	1,410	1,395,900
6.75%, 12/01/27 (Call 12/01/22)(a)	2,430	2,460,059

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mining (continued)
Constellium SE
3.75%, 04/15/29 (Call 04/15/24)(a)(b)	$2,610	$2,257,206
5.63%, 06/15/28 (Call 06/15/23)(a)(b)	1,695	1,622,963
5.88%, 02/15/26 (Call 05/30/22)(a)(b)	1,109	1,098,087
Eldorado Gold Corp., 6.25%, 09/01/29 (Call 09/01/24)(a)(b)	2,575	2,491,313
ERO Copper Corp., 6.50%, 02/15/30 (Call 02/15/25)(a)(b)	2,010	1,803,593
FMG Resources August 2006 Pty Ltd.
4.38%, 04/01/31 (Call 01/01/31)(a)(b)	7,170	6,344,876
4.50%, 09/15/27 (Call 06/15/27)(a)(b)	3,117	2,953,358
5.13%, 05/15/24 (Call 02/15/24)(a)(b)	3,919	3,958,190
5.88%, 04/15/30 (Call 01/15/30)(a)(b)	3,140	3,117,392
6.13%, 04/15/32 (Call 01/15/32)(a)(b)	4,130	4,099,087
Hecla Mining Co., 7.25%, 02/15/28 (Call 02/15/23)(b)	2,731	2,758,310
Hudbay Minerals Inc.
4.50%, 04/01/26 (Call 04/01/23)(a)	2,643	2,443,599
6.13%, 04/01/29 (Call 04/01/24)(a)(b)	3,446	3,260,846
IAMGOLD Corp., 5.75%, 10/15/28 (Call 10/15/23)(a)	2,311	1,966,060
Joseph T Ryerson & Son Inc., 8.50%, 08/01/28 (Call 08/01/23)(a)(b)	1,697	1,824,275
JW Aluminum Continuous Cast Co., 10.25%, 06/01/26 (Call 05/16/22)(a)(b)	1,089	1,130,031
Kaiser Aluminum Corp.
4.50%, 06/01/31 (Call 06/01/26)(a)(b)	2,855	2,462,438
4.63%, 03/01/28 (Call 03/01/23)(a)(b)	2,272	2,084,560
New Gold Inc., 7.50%, 07/15/27 (Call 07/15/23)(a)(b)	2,330	2,344,563
Novelis Corp.
3.25%, 11/15/26 (Call 11/15/23)(a)	3,957	3,610,565
3.88%, 08/15/31 (Call 08/15/26)(a)	4,205	3,605,787
4.75%, 01/30/30 (Call 01/30/25)(a)(b)	7,357	6,766,454
Perenti Finance Pty Ltd., 6.50%, 10/07/25 (Call 10/07/22)(a)(b)	2,435	2,430,130
Taseko Mines Ltd., 7.00%, 02/15/26 (Call 02/15/23)(a)	2,350	2,332,375

		91,237,064

Office & Business Equipment — 0.3%
Pitney Bowes Inc.
6.88%, 03/15/27 (Call 03/15/24)(a)(b)	2,035	1,880,849
7.25%, 03/15/29 (Call 03/15/24)(a)(b)	1,800	1,645,524
Xerox Corp.
3.80%, 05/15/24(b)	628	607,590
4.63%, 03/15/23 (Call 02/15/23)	3,635	3,635,000
4.80%, 03/01/35	1,467	1,158,930
6.75%, 12/15/39(b)	1,593	1,489,455
Xerox Holdings Corp.
5.00%, 08/15/25 (Call 07/15/25)(a)	3,960	3,801,600
5.50%, 08/15/28 (Call 07/15/28)(a)(b)	3,366	3,029,400

		17,248,348

Office Furnishings — 0.0%
Interface Inc., 5.50%, 12/01/28 (Call 12/01/23)(a)(b)	1,402	1,270,254
Steelcase Inc., 5.13%, 01/18/29 (Call 10/18/28)	2,107	2,050,949

		3,321,203

Oil & Gas — 6.8%
Aethon United BR LP/Aethon United Finance Corp., 8.25%, 02/15/26 (Call 02/15/23)(a)	3,510	3,617,158
Antero Resources Corp.
5.38%, 03/01/30 (Call 03/01/25)(a)(b)	2,955	2,887,301
7.63%, 02/01/29 (Call 02/01/24)(a)(b)	2,558	2,710,457
8.38%, 07/15/26 (Call 01/15/24)(a)(b)	1,428	1,538,884

Security	Par (000)	Value

Oil & Gas (continued)
Apache Corp.
4.25%, 01/15/30 (Call 10/15/29)(b)	$2,790	$2,592,077
4.38%, 10/15/28 (Call 07/15/28)	1,600	1,504,000
4.75%, 04/15/43 (Call 10/15/42)(b)	2,225	1,924,625
5.10%, 09/01/40 (Call 03/01/40)(b)	6,135	5,552,175
5.25%, 02/01/42 (Call 08/01/41)(b)	1,880	1,729,600
5.35%, 07/01/49 (Call 01/01/49)	2,182	1,914,705
6.00%, 01/15/37	1,965	2,030,002
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
5.88%, 06/30/29 (Call 09/01/24)(a)(b)	1,710	1,655,126
7.00%, 11/01/26 (Call 05/31/22)(a)	2,951	2,974,136
8.25%, 12/31/28 (Call 02/01/24)(a)(b)	1,580	1,643,200
9.00%, 11/01/27 (Call 11/01/26)(a)	1,019	1,417,783
Baytex Energy Corp.
5.63%, 06/01/24 (Call 05/31/22)(a)(b)	120	119,400
8.75%, 04/01/27 (Call 04/01/23)(a)	2,489	2,631,346
Berry Petroleum Co. LLC, 7.00%, 02/15/26 (Call 05/31/22)(a)	2,099	2,036,030
California Resources Corp., 7.13%, 02/01/26 (Call 02/01/23)(a)(b)	3,065	3,117,565
Callon Petroleum Co.
6.13%, 10/01/24 (Call 05/31/22)	3,173	3,132,576
6.38%, 07/01/26 (Call 05/31/22)	497	479,605
8.00%, 08/01/28 (Call 08/01/24)(a)(b)	3,595	3,718,380
Calumet Specialty Products Partners LP/Calumet Finance Corp.
8.13%, 01/15/27 (Call 01/15/24)(a)	1,570	1,405,150
11.00%, 04/15/25 (Call 05/31/22)(a)(b)	2,969	2,969,000
Centennial Resource Production LLC
5.38%, 01/15/26 (Call 05/31/22)(a)(b)	1,314	1,281,150
6.88%, 04/01/27 (Call 05/31/22)(a)(b)	1,362	1,359,337
Chesapeake Energy Corp.
5.50%, 02/01/26 (Call 02/05/23)(a)(b)	2,363	2,343,068
5.88%, 02/01/29 (Call 02/05/24)(a)	2,475	2,447,082
6.75%, 04/15/29 (Call 04/15/24)(a)(b)	4,172	4,198,075
Citgo Holding Inc., 9.25%, 08/01/24 (Call 05/31/22)(a)(b)	6,933	6,889,669
CITGO Petroleum Corp.
6.38%, 06/15/26 (Call 06/15/23)(a)(b)	2,870	2,852,206
7.00%, 06/15/25 (Call 06/15/22)(a)	5,435	5,397,662
Civitas Resources Inc., 5.00%, 10/15/26 (Call 10/15/23)(a)	1,944	1,846,800
CNX Resources Corp.
6.00%, 01/15/29 (Call 01/15/24)(a)(b)	2,183	2,153,682
7.25%, 03/14/27 (Call 05/31/22)(a)(b)	3,604	3,684,117
Colgate Energy Partners III LLC
5.88%, 07/01/29 (Call 07/01/24)(a)	3,000	2,985,000
7.75%, 02/15/26 (Call 02/15/24)(a)	1,095	1,147,023
Comstock Resources Inc.
5.88%, 01/15/30 (Call 01/15/25)(a)(b)	4,345	4,181,237
6.75%, 03/01/29 (Call 03/01/24)(a)(b)	5,942	6,008,432
7.50%, 05/15/25 (Call 05/15/22)(a)	201	205,121
CrownRock LP/CrownRock Finance Inc.
5.00%, 05/01/29 (Call 05/01/24)(a)	1,227	1,200,755
5.63%, 10/15/25 (Call 05/31/22)(a)	5,802	5,802,000
CVR Energy Inc.
5.25%, 02/15/25 (Call 05/16/22)(a)(b)	3,058	2,958,309
5.75%, 02/15/28 (Call 02/15/23)(a)(b)	1,731	1,622,432
Earthstone Energy Holdings LLC, 8.00%, 04/15/27	2,750	2,740,224

36	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Encino Acquisition Partners Holdings LLC, 8.50%, 05/01/28 (Call 05/01/24)(a)(b)	$3,200	$3,208,000
Endeavor Energy Resources LP/EER Finance Inc.
5.75%, 01/30/28 (Call 01/30/23)(a)(b)	5,444	5,458,046
6.63%, 07/15/25 (Call 07/15/22)(a)	2,089	2,146,448
Energean PLC, 6.50%, 04/30/27 (Call 10/30/23)(a)(b)	2,350	2,207,825
Energy Ventures Gom LLC/EnVen Finance Corp., 11.75%, 04/15/26 (Call 04/15/23)(a)	1,183	1,224,405
Ensign Drilling Inc., 9.25%, 04/15/24 (Call 05/30/22)(a)(b)	1,964	1,919,810
Global Marine Inc., 7.00%, 06/01/28	972	677,970
Gran Tierra Energy Inc., 7.75%, 05/23/27 (Call 05/23/23)(a)(b)	1,054	969,691
Gran Tierra Energy International Holdings Ltd., 6.25%, 02/15/25 (Call 05/17/22)(a)(b)	1,024	942,090
Harbour Energy PLC, 5.50%, 10/15/26 (Call 10/15/23)(a)(b)	2,680	2,599,600
Hilcorp Energy I LP/Hilcorp Finance Co.
5.75%, 02/01/29 (Call 02/01/24)(a)(b)	2,818	2,761,640
6.00%, 04/15/30(a)	2,545	2,525,912
6.00%, 02/01/31 (Call 02/01/26)(a)	2,605	2,513,929
6.25%, 11/01/28 (Call 11/01/23)(a)	2,693	2,681,285
6.25%, 04/15/32(a)	2,560	2,494,221
Independence Energy Finance LLC, 7.25%, 05/01/26 (Call 05/01/23)(a)(b)	3,337	3,286,945
Ithaca Energy North Sea PLC, 9.00%, 07/15/26 (Call 07/15/23)(a)	3,215	3,278,625
Laredo Petroleum Inc.
7.75%, 07/31/29 (Call 07/31/24)(a)(b)	1,935	1,896,300
9.50%, 01/15/25 (Call 05/31/22)(b)	2,934	3,007,350
10.13%, 01/15/28 (Call 01/15/23)	1,833	1,929,233
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.00%, 08/01/26 (Call 05/10/22)(a)	1,495	1,495,000
Matador Resources Co., 5.88%, 09/15/26 (Call 05/16/22)(b)	4,486	4,404,086
MEG Energy Corp.
5.88%, 02/01/29 (Call 02/01/24)(a)(b)	2,852	2,791,737
7.13%, 02/01/27 (Call 02/01/23)(a)(b)	5,209	5,289,739
Moss Creek Resources Holdings Inc.
7.50%, 01/15/26 (Call 05/31/22)(a)(b)	3,542	3,247,979
10.50%, 05/15/27 (Call 05/31/22)(a)(b)	2,235	2,179,125
Murphy Oil Corp.
5.75%, 08/15/25 (Call 05/31/22)(b)	1,905	1,905,000
5.88%, 12/01/27 (Call 12/01/22)(b)	2,054	2,038,595
6.38%, 07/15/28 (Call 07/15/24)	2,056	2,091,630
6.38%, 12/01/42 (Call 06/01/42)	1,626	1,467,335
6.88%, 08/15/24 (Call 05/31/22)(b)	1,455	1,455,786
7.05%, 05/01/29	1,790	1,853,903
Nabors Industries Inc.
5.75%, 02/01/25 (Call 11/01/24)(b)	2,496	2,385,602
7.38%, 05/15/27 (Call 05/15/24)(a)	3,250	3,315,650
Nabors Industries Ltd.
7.25%, 01/15/26 (Call 07/15/22)(a)	2,808	2,744,230
7.50%, 01/15/28 (Call 01/15/23)(a)	1,920	1,838,400
Neptune Energy Bondco PLC, 6.63%, 05/15/25 (Call 05/30/22)(a)	3,875	3,838,187
Northern Oil and Gas Inc., 8.13%, 03/01/28 (Call 03/01/24)(a)	3,345	3,328,275
Oasis Petroleum Inc., 6.38%, 06/01/26 (Call 06/01/23)(a)(b)	1,945	1,954,453

Security	Par (000)	Value

Oil & Gas (continued)
Occidental Petroleum Corp.
3.00%, 02/15/27 (Call 11/15/26)	$3,067	$2,852,310
3.20%, 08/15/26 (Call 06/15/26)	4,045	3,802,300
3.40%, 04/15/26 (Call 01/15/26)	4,075	3,881,437
3.50%, 08/15/29 (Call 05/15/29)(b)	7,379	6,890,141
4.10%, 02/15/47 (Call 08/15/46)	3,175	2,643,187
4.20%, 03/15/48 (Call 09/15/47)	4,757	3,942,364
4.30%, 08/15/39 (Call 02/15/39)(b)	3,341	2,837,678
4.40%, 04/15/46 (Call 10/15/45)	4,602	3,946,675
4.40%, 08/15/49 (Call 02/15/49)	3,397	2,881,692
4.50%, 07/15/44 (Call 01/15/44)(b)	3,004	2,583,440
4.63%, 06/15/45 (Call 12/15/44)	3,034	2,616,825
5.50%, 12/01/25 (Call 09/01/25)	3,452	3,512,410
5.55%, 03/15/26 (Call 12/15/25)	5,195	5,324,875
5.88%, 09/01/25 (Call 06/01/25)	4,550	4,673,168
6.13%, 01/01/31 (Call 07/01/30)(b)	5,860	6,159,212
6.20%, 03/15/40	3,511	3,634,377
6.38%, 09/01/28 (Call 03/01/28)	2,785	2,924,250
6.45%, 09/15/36	8,263	8,965,355
6.60%, 03/15/46 (Call 09/15/45)	5,227	5,697,430
6.63%, 09/01/30 (Call 03/01/30)(b)	7,073	7,665,364
6.95%, 07/01/24	2,888	3,028,790
7.50%, 05/01/31	4,115	4,691,100
7.88%, 09/15/31	2,202	2,574,534
7.95%, 06/15/39	1,548	1,873,080
8.00%, 07/15/25 (Call 04/15/25)	2,600	2,801,500
8.50%, 07/15/27 (Call 01/15/27)	2,548	2,872,870
8.88%, 07/15/30 (Call 01/15/30)	4,850	5,825,286
Par Petroleum LLC/Par Petroleum Finance Corp., 7.75%, 12/15/25 (Call 05/31/22)(a)	1,275	1,255,875
Parkland Corp.
4.50%, 10/01/29 (Call 10/01/24)(a)(b)	4,354	3,811,230
4.63%, 05/01/30 (Call 05/01/25)(a)(b)	4,060	3,552,500
5.88%, 07/15/27 (Call 07/15/22)(a)(b)	2,144	2,079,037
Patterson-UTI Energy Inc.
3.95%, 02/01/28 (Call 11/01/27)	75	69,076
5.15%, 11/15/29 (Call 08/15/29)	300	285,074
PBF Holding Co. LLC/PBF Finance Corp.
6.00%, 02/15/28 (Call 02/15/23)	4,134	3,637,920
7.25%, 06/15/25 (Call 05/31/22)(b)	3,371	3,254,869
9.25%, 05/15/25 (Call 05/31/22)(a)	5,698	5,907,060
PDC Energy Inc.
5.75%, 05/15/26 (Call 05/31/22)(b)	3,184	3,098,541
6.13%, 09/15/24 (Call 05/31/22)	82	82,186
Penn Virginia Holdings LLC., 9.25%, 08/15/26 (Call 08/15/23)(a)	1,745	1,788,625
Petrofac Ltd., 9.75%, 11/15/26 (Call 11/15/23)(a)(b)	5,805	5,427,675
Precision Drilling Corp.
6.88%, 01/15/29 (Call 01/15/25)(a)(b)	2,255	2,187,869
7.13%, 01/15/26 (Call 05/16/22)(a)(b)	1,432	1,435,924
Range Resources Corp.
4.75%, 02/15/30 (Call 02/15/25)(a)(b)	2,285	2,179,582
4.88%, 05/15/25 (Call 02/15/25)(b)	3,369	3,335,310
5.00%, 08/15/22 (Call 05/15/22)	560	560,448
5.00%, 03/15/23 (Call 12/15/22)	1,256	1,259,140
8.25%, 01/15/29 (Call 01/15/24)	2,645	2,835,969
Rockcliff Energy II LLC, 5.50%, 10/15/29 (Call 10/15/24)(a)	3,220	3,123,400
SM Energy Co. 5.63%, 06/01/25 (Call 05/31/22)	1,710	1,671,525

S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
6.50%, 07/15/28 (Call 07/15/24)(b)	$2,705	$2,666,724
6.75%, 09/15/26 (Call 05/31/22)	1,632	1,623,775
10.00%, 01/15/25 (Call 06/17/22)(a)	4,023	4,345,725
Southwestern Energy Co.
4.75%, 02/01/32 (Call 02/01/27)(b)	5,310	5,021,295
5.38%, 02/01/29 (Call 02/01/24)	3,145	3,106,631
5.38%, 03/15/30 (Call 03/15/25)(b)	6,435	6,353,597
5.95%, 01/23/25 (Call 10/23/24)	2,300	2,333,074
7.75%, 10/01/27 (Call 10/01/22)(b)	1,903	1,985,857
8.38%, 09/15/28 (Call 09/15/23)	1,614	1,745,138
Strathcona Resources Ltd., 6.88%, 08/01/26 (Call 08/01/23)(a)(b)	2,485	2,404,237
Sunoco LP/Sunoco Finance Corp.
4.50%, 05/15/29 (Call 05/15/24)	3,921	3,525,881
4.50%, 04/30/30 (Call 04/30/25)(a)	3,781	3,411,823
5.88%, 03/15/28 (Call 03/15/23)(b)	2,506	2,468,410
6.00%, 04/15/27 (Call 05/31/22)(b)	2,012	2,027,070
Talos Production Inc., 12.00%, 01/15/26 (Call 01/15/23)	3,200	3,440,736
Tap Rock Resources LLC, 7.00%, 10/01/26 (Call 10/01/23)(a)(b)	2,230	2,252,768
Teine Energy Ltd., 6.88%, 04/15/29 (Call 04/15/24)(a)(b)	2,305	2,293,475
Transocean Guardian Ltd., 5.88%, 01/15/24 (Call 05/30/22)(a)	1,913	1,830,642
Transocean Inc.
6.80%, 03/15/38	2,534	1,536,770
7.25%, 11/01/25 (Call 05/10/22)(a)	2,425	2,011,998
7.50%, 01/15/26 (Call 05/10/22)(a)	2,958	2,418,165
7.50%, 04/15/31	2,456	1,633,240
8.00%, 02/01/27 (Call 02/01/23)(a)	2,909	2,298,110
11.50%, 01/30/27 (Call 07/30/23)(a)	3,125	3,108,562
Transocean Pontus Ltd., 6.13%, 08/01/25 (Call 05/30/22)(a)	1,512	1,485,140
Transocean Poseidon Ltd., 6.88%, 02/01/27 (Call 05/30/22)(a)(b)	2,789	2,683,692
Transocean Sentry Ltd., 5.38%, 05/15/23 (Call 05/30/22)(a)	1,092	1,059,503
Vantage Drilling International, 9.25%, 11/15/23 (Call 05/31/22)(a)(b)	1,434	1,390,980
Vermilion Energy Inc., 5.63%, 03/15/25 (Call 05/30/22)(a)(b)	1,540	1,530,375
Viper Energy Partners LP, 5.38%, 11/01/27 (Call 11/01/22)(a)	1,751	1,743,436
W&T Offshore Inc., 9.75%, 11/01/23 (Call 05/31/22)(a)	2,542	2,524,714

		458,159,727

Oil & Gas Services — 0.6%
Archrock Partners LP/Archrock Partners Finance Corp.
6.25%, 04/01/28 (Call 04/01/23)(a)(b)	3,919	3,801,430
6.88%, 04/01/27 (Call 05/31/22)(a)(b)	2,307	2,310,461
Bristow Group Inc., 6.88%, 03/01/28 (Call 03/01/24)(a)	1,916	1,877,683
CGG SA, 8.75%, 04/01/27 (Call 04/01/24)(a)(b)	2,370	2,352,604
CSI Compressco LP/CSI Compressco Finance Inc., 7.50%, 04/01/25 (Call 05/31/22)(a)(b)	1,847	1,776,426
Exterran Energy Solutions LP/EES Finance Corp., 8.13%, 05/01/25 (Call 05/31/22)	1,396	1,399,490
KLX Energy Services Holdings Inc., 11.50%, 11/01/25 (Call 05/31/22)(a)	850	550,375
Nine Energy Service Inc., 8.75%, 11/01/23 (Call 05/31/22)(a)	1,332	839,160

Security	Par (000)	Value

Oil & Gas Services (continued)
Oceaneering International Inc.
4.65%, 11/15/24 (Call 08/15/24)	$2,264	$2,190,420
6.00%, 02/01/28 (Call 11/01/27)(b)	1,332	1,238,880
TechnipFMC PLC, 6.50%, 02/01/26 (Call 02/01/23)(a)	2,920	3,022,200
Transocean Phoenix 2 Ltd., 7.75%, 10/15/24 (Call 05/30/22)(a)	956	962,969
Transocean Proteus Ltd., 6.25%, 12/01/24 (Call 05/30/22)(a)	1,094	1,074,855
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 04/01/26 (Call 05/31/22)	3,073	3,011,540
6.88%, 09/01/27 (Call 09/01/22)	3,558	3,477,269
Weatherford International Ltd.
6.50%, 09/15/28 (Call 09/15/24)(a)	2,086	2,106,860
8.63%, 04/30/30 (Call 10/30/24)(a)	8,099	8,016,876
11.00%, 12/01/24 (Call 05/31/22)(a)(b)	1,249	1,286,470
Welltec International ApS, 8.25%, 10/15/26 (Call 10/15/23)(a)	1,300	1,312,742

		42,608,710

Oil Field Machinery & Equipment — 0.0%
Vermilion Energy Inc., 6.88%, 05/01/30	2,175	2,123,344

Packaging & Containers — 2.3%
ARD Finance SA, 6.50%, 06/30/27 (Call 11/15/22), (7.25% PIK)(a)(c)	4,255	3,574,200
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
3.25%, 09/01/28 (Call 05/15/24)(a)	2,755	2,403,738
4.00%, 09/01/29 (Call 05/15/24)(a)(b)	4,900	4,199,447
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
4.13%, 08/15/26 (Call 08/15/22)(a)	6,180	5,716,500
5.25%, 04/30/25 (Call 05/30/22)(a)(b)	3,180	3,158,773
5.25%, 08/15/27 (Call 08/15/22)(a)(b)	8,760	7,522,650
Ball Corp.
2.88%, 08/15/30 (Call 05/15/30)(b)	6,398	5,380,078
3.13%, 09/15/31 (Call 06/15/31)(b)	4,055	3,393,183
4.00%, 11/15/23	4,101	4,090,994
4.88%, 03/15/26 (Call 12/15/25)(b)	3,741	3,741,000
5.25%, 07/01/25	4,789	4,908,725
Berry Global Inc.
4.50%, 02/15/26 (Call 05/31/22)(a)(b)	1,717	1,689,099
5.63%, 07/15/27 (Call 07/15/22)(a)(b)	1,871	1,864,021
Cascades Inc./Cascades USA Inc.
5.13%, 01/15/26 (Call 01/15/23)(a)(b)	500	486,250
5.38%, 01/15/28 (Call 01/15/23)(a)(b)	2,242	2,163,530
Clydesdale Acquisition Holdings Inc.
6.63%, 04/15/29 (Call 04/15/25)(a)	1,497	1,493,258
8.75%, 04/15/30 (Call 04/15/25)(a)(b)	5,375	4,912,427
Crown Americas LLC, 5.25%, 04/01/30 (Call 01/01/30)(a)(b)	3,105	3,077,831
Crown Americas LLC / Crown Americas Capital Corp VI, 4.25%, 09/30/26 (Call 03/31/26)	1,821	1,763,356
Crown Cork & Seal Co. Inc., 7.38%, 12/15/26	1,536	1,632,000
Duke Energy Carolinas LLC, 4.75%, 02/01/26 (Call 05/31/22)	3,467	3,453,999
Graham Packaging Co. Inc., 7.13%, 08/15/28 (Call 08/15/23)(a)(b)	2,330	2,100,914
Graphic Packaging International LLC 3.50%, 03/15/28(a)(b)	2,631	2,367,900

38	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Packaging & Containers (continued)
3.50%, 03/01/29 (Call 09/01/28)(a)	$1,635	$1,442,888
3.75%, 02/01/30 (Call 08/01/29)(a)(b)	1,915	1,678,938
4.13%, 08/15/24 (Call 05/15/24)(b)	382	381,045
4.75%, 07/15/27 (Call 04/15/27)(a)	1,791	1,736,213
Intelligent Packaging Ltd. Finco Inc./Intelligent Packaging Ltd. Co-Issuer LLC, 6.00%, 09/15/28 (Call 09/15/22)(a)(b)	3,410	3,205,400
Intertape Polymer Group Inc., 4.38%, 06/15/29 (Call 06/15/24)(a)	1,950	2,006,316
LABL Inc.
5.88%, 11/01/28 (Call 11/01/24)(a)	2,360	2,157,778
6.75%, 07/15/26 (Call 07/15/22)(a)(b)	3,254	3,131,031
8.25%, 11/01/29 (Call 11/01/24)(a)(b)	2,205	1,808,100
10.50%, 07/15/27 (Call 07/15/22)(a)(b)	3,676	3,547,340
Matthews International Corp., 5.25%, 12/01/25 (Call 05/31/22)(a)	1,024	1,013,760
Mauser Packaging Solutions Holding Co.
5.50%, 04/15/24 (Call 05/31/22)(a)(b)	7,031	6,864,014
7.25%, 04/15/25 (Call 05/31/22)(a)(b)	6,493	6,152,117
OI European Group BV, 4.75%, 02/15/30 (Call 11/15/24)(a)(b)	1,950	1,716,000
Owens-Brockway Glass Container Inc.
5.38%, 01/15/25(a)	1,145	1,119,238
5.88%, 08/15/23(a)(b)	2,650	2,686,954
6.38%, 08/15/25(a)(b)	1,418	1,414,455
6.63%, 05/13/27 (Call 05/15/23)(a)(b)	3,189	3,141,165
Pactiv Evergreen Group Issuer Inc./Pactiv Evergreen Group Issuer LLC/Reynolds Gro, 4.00%, 10/15/27 (Call 10/15/23)(a)(b)	4,398	3,837,255
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer Inc., 4.38%, 10/15/28 (Call 10/15/24)(a)	2,473	2,182,423
Pactiv LLC, 7.95%, 12/15/25	1,374	1,346,520
Sealed Air Corp.
4.00%, 12/01/27 (Call 09/01/27)(a)(b)	1,775	1,668,500
5.00%, 04/15/29(a)(b)	2,110	2,094,175
5.13%, 12/01/24 (Call 09/01/24)(a)(b)	1,916	1,949,530
5.50%, 09/15/25 (Call 06/15/25)(a)(b)	2,124	2,171,790
6.88%, 07/15/33(a)	2,083	2,281,968
Silgan Holdings Inc., 4.13%, 02/01/28 (Call 10/01/22)	2,713	2,529,872
Trident TPI Holdings Inc.
6.63%, 11/01/25 (Call 05/10/22)(a)(b)	926	893,590
9.25%, 08/01/24 (Call 05/10/22)(a)(b)	1,412	1,387,290
TriMas Corp., 4.13%, 04/15/29 (Call 04/15/24)(a)(b)	1,845	1,646,663
Trivium Packaging Finance BV
5.50%, 08/15/26 (Call 08/15/22)(a)(b)	4,529	4,376,146
8.50%, 08/15/27 (Call 08/15/22)(a)(b)	3,848	3,799,900

		152,462,247

Pharmaceuticals — 2.7%
180 Medical Inc., 3.88%, 10/15/29 (Call 10/07/24)(a)(b)	2,470	2,198,300
AdaptHealth LLC
4.63%, 08/01/29 (Call 02/01/24)(a)(b)	2,745	2,326,387
5.13%, 03/01/30 (Call 03/01/25)(a)	2,770	2,382,200
6.13%, 08/01/28 (Call 08/01/23)(a)(b)	1,830	1,729,350
Bausch Health Americas Inc.
8.50%, 01/31/27 (Call 07/31/22)(a)(b)	8,281	7,836,062
9.25%, 04/01/26 (Call 05/31/22)(a)(b)	6,962	6,911,177
Bausch Health Companies Inc.
4.88%, 06/01/28 (Call 06/01/24)(a)(b)	7,855	6,969,349
5.00%, 01/30/28 (Call 01/30/23)(a)	5,903	4,354,466

Security	Par (000)	Value

Pharmaceuticals (continued)
5.00%, 02/15/29 (Call 02/15/24)(a)	$4,666	$3,281,388
5.25%, 01/30/30 (Call 01/30/25)(a)	5,963	4,138,918
5.25%, 02/15/31 (Call 02/15/26)(a)	4,724	3,283,180
5.50%, 11/01/25 (Call 05/30/22)(a)	7,982	7,722,585
5.75%, 08/15/27 (Call 08/15/22)(a)	1,856	1,735,360
6.13%, 04/15/25 (Call 05/16/22)(a)	12,239	12,274,983
6.13%, 02/01/27 (Call 02/01/24)(a)	4,770	4,579,725
6.25%, 02/15/29 (Call 02/15/24)(a)	7,122	5,183,107
7.00%, 01/15/28 (Call 01/15/23)(a)(b)	3,412	2,814,900
7.25%, 05/30/29 (Call 05/30/24)(a)(b)	3,604	2,726,228
9.00%, 12/15/25 (Call 05/30/22)(a)	7,888	7,917,619
BellRing Brands Inc., 7.00%, 03/15/30 (Call 03/15/27)(a)	3,960	3,870,900
Cheplapharm Arzneimittel GmbH, 5.50%, 01/15/28 (Call 01/15/24)(a)(b)	2,200	2,106,302
Elanco Animal Health Inc., 6.40%, 08/28/28 (Call 05/28/28)(b)	4,154	4,263,042
Embecta Corp., 5.00%, 02/15/30 (Call 02/15/27)(a)(b)	2,535	2,287,837
Endo Dac/Endo Finance LLC/Endo Finco Inc.
5.88%, 10/15/24 (Call 05/30/22)(a)(b)	950	876,375
6.00%, 06/30/28 (Call 06/30/23)(a)	6,501	2,795,430
9.50%, 07/31/27 (Call 07/31/23)(a)(b)	4,523	3,569,009
Endo Luxembourg Finance Co. I Sarl/Endo U.S. Inc., 6.13%, 04/01/29 (Call 04/01/24)(a)(b)	5,895	5,128,650
Herbalife Nutrition Ltd./HLF Financing Inc., 7.88%, 09/01/25 (Call 09/01/22)(a)	2,991	2,942,396
HLF Financing Sarl LLC/Herbalife International Inc., 4.88%, 06/01/29 (Call 06/01/24)(a)(b)	2,980	2,398,662
Horizon Therapeutics USA Inc., 5.50%, 08/01/27 (Call 08/01/22)(a)	2,205	2,204,515
Jazz Securities DAC, 4.38%, 01/15/29 (Call 07/15/24)(a)(b)	6,745	6,213,831
Lannett Co. Inc., 7.75%, 04/15/26 (Call 04/15/23)(a)	1,775	925,219
Option Care Health Inc., 4.38%, 10/31/29 (Call 10/31/24)(a)	2,320	2,085,610
Organon & Co./Organon Foreign Debt Co-Issuer BV
4.13%, 04/30/28 (Call 04/30/24)(a)	10,630	9,889,089
5.13%, 04/30/31 (Call 04/30/26)(a)(b)	9,255	8,364,206
Owens & Minor Inc.
4.50%, 03/31/29 (Call 03/31/24)(a)(b)	2,495	2,244,435
6.63%, 04/01/30 (Call 04/01/25)(a)(b)	2,720	2,662,581
P&L Development LLC/PLD Finance Corp., 7.75%, 11/15/25 (Call 11/15/22)(a)	2,290	2,018,062
Par Pharmaceutical Inc., 7.50%, 04/01/27 (Call 05/31/22)(a)(b)	9,383	8,560,862
Perrigo Finance Unlimited Co.
3.90%, 12/15/24 (Call 09/15/24)	2,350	2,312,102
3.90%, 06/15/30 (Call 03/15/30)(b)	3,478	3,119,454
4.38%, 03/15/26 (Call 12/15/25)	3,720	3,593,850
4.90%, 12/15/44 (Call 06/15/44)	1,400	1,118,349
PRA Health Sciences Inc., 2.88%, 07/15/26 (Call 07/15/23)(a)(b)	2,210	2,047,653
Prestige Brands Inc.
3.75%, 04/01/31 (Call 04/01/26)(a)(b)	3,204	2,716,191
5.13%, 01/15/28 (Call 01/15/23)(a)	1,757	1,669,150
Vizient Inc., 6.25%, 05/15/27 (Call 05/16/22)(a)(b)	1,049	1,083,092

		183,432,138

S C H E D U L E O F I N V E S T M E N T S	39

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines — 4.8%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.38%, 06/15/29 (Call 06/15/24)(a)	$3,430	$3,215,008
5.75%, 03/01/27 (Call 05/16/22)(a)(b)	3,053	2,972,798
5.75%, 01/15/28 (Call 01/15/23)(a)(b)	3,233	3,143,478
7.88%, 05/15/26 (Call 05/15/23)(a)	2,252	2,355,569
Blue Racer Midstream LLC/Blue Racer Finance Corp.
6.63%, 07/15/26 (Call 05/31/22)(a)(b)	1,112	1,113,390
7.63%, 12/15/25 (Call 12/15/22)(a)	3,038	3,129,140
Buckeye Partners LP
3.95%, 12/01/26 (Call 09/01/26)	3,176	3,001,320
4.13%, 03/01/25 (Call 02/01/25)(a)	2,439	2,338,245
4.13%, 12/01/27 (Call 09/01/27)	1,802	1,662,345
4.15%, 07/01/23 (Call 04/01/23)	1,566	1,554,255
4.35%, 10/15/24 (Call 07/15/24)(b)	1,485	1,462,725
4.50%, 03/01/28 (Call 12/01/27)(a)	2,165	1,975,563
5.60%, 10/15/44 (Call 04/15/44)	1,713	1,374,683
5.85%, 11/15/43 (Call 05/15/43)	1,785	1,423,538
Cheniere Energy Inc., 4.63%, 10/15/28 (Call 10/15/23)	8,974	8,682,345
Cheniere Energy Partners LP
3.25%, 01/31/32 (Call 01/31/27)(a)(b)	5,460	4,668,300
4.00%, 03/01/31 (Call 03/01/26)	7,876	7,128,607
4.50%, 10/01/29 (Call 10/01/24)(b)	7,127	6,824,102
CNX Midstream Partners LP, 4.75%, 04/15/30 (Call 04/15/25)(a)	1,980	1,821,600
CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, 06/15/31 (Call 06/15/26)(a)(b)	6,730	6,207,079
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
5.63%, 05/01/27 (Call 05/16/22)(a)(b)	3,096	3,014,730
5.75%, 04/01/25 (Call 05/31/22)	1,762	1,740,979
6.00%, 02/01/29 (Call 02/01/24)(a)(b)	3,193	3,105,703
DCP Midstream Operating LP
3.25%, 02/15/32 (Call 08/15/31)	2,240	1,899,542
3.88%, 03/15/23 (Call 12/15/22)(b)	519	517,207
5.13%, 05/15/29 (Call 02/15/29)(b)	3,588	3,528,726
5.38%, 07/15/25 (Call 04/15/25)(b)	4,337	4,358,685
5.60%, 04/01/44 (Call 10/01/43)	1,992	1,904,312
5.63%, 07/15/27 (Call 04/15/27)(b)	2,787	2,827,746
5.85%, 05/21/43 (Call 05/21/23)(a)(d)	2,420	2,199,465
6.45%, 11/03/36(a)(b)	1,523	1,702,859
6.75%, 09/15/37(a)	1,817	2,040,509
8.13%, 08/16/30	1,133	1,331,275
Delek Logistics Partners LP/Delek Logistics Finance Corp., 7.13%, 06/01/28 (Call 06/01/24)(a)	2,235	2,136,347
DT Midstream Inc.
4.13%, 06/15/29 (Call 06/15/24)(a)(b)	4,941	4,496,310
4.38%, 06/15/31 (Call 06/15/26)(a)	4,970	4,452,524
EnLink Midstream LLC
5.38%, 06/01/29 (Call 03/01/29)(b)	2,125	2,068,326
5.63%, 01/15/28 (Call 07/15/27)(a)(b)	2,417	2,395,004
EnLink Midstream Partners LP
4.15%, 06/01/25 (Call 03/01/25)(b)	2,647	2,574,208
4.40%, 04/01/24 (Call 01/01/24)(b)	2,346	2,316,440
4.85%, 07/15/26 (Call 04/15/26)	1,842	1,791,345
5.05%, 04/01/45 (Call 10/01/44)	2,345	1,805,439
5.45%, 06/01/47 (Call 12/01/46)	2,460	1,992,600
5.60%, 04/01/44 (Call 10/01/43)	1,901	1,568,468
EQM Midstream Partners LP
4.00%, 08/01/24 (Call 05/01/24)	2,760	2,668,534

Security	Par (000)	Value

Pipelines (continued)
4.13%, 12/01/26 (Call 09/01/26)	$2,684	$2,492,765
4.50%, 01/15/29 (Call 07/15/28)(a)	4,132	3,719,709
4.75%, 07/15/23 (Call 06/15/23)	2,205	2,180,194
4.75%, 01/15/31 (Call 07/15/30)(a)(b)	4,961	4,423,228
5.50%, 07/15/28 (Call 04/15/28)	4,420	4,221,100
6.00%, 07/01/25 (Call 04/01/25)(a)	3,562	3,530,120
6.50%, 07/01/27 (Call 01/01/27)(a)	4,169	4,210,690
6.50%, 07/15/48 (Call 01/15/48)(b)	2,721	2,503,320
Genesis Energy LP/Genesis Energy Finance Corp.
5.63%, 06/15/24 (Call 05/31/22)(b)	1,533	1,498,508
6.25%, 05/15/26 (Call 05/31/22)(b)	2,003	1,867,798
6.50%, 10/01/25 (Call 05/31/22)	3,060	2,907,000
7.75%, 02/01/28 (Call 02/01/23)(b)	3,525	3,392,813
8.00%, 01/15/27 (Call 01/15/24)	4,616	4,527,095
Global Partners LP/GLP Finance Corp.
6.88%, 01/15/29 (Call 01/15/24)	1,719	1,676,132
7.00%, 08/01/27 (Call 08/01/22)(b)	2,120	2,072,300
Harvest Midstream I LP, 7.50%, 09/01/28 (Call 09/01/23)(a)(b)	3,706	3,760,330
Hess Midstream Operations LP
4.25%, 02/15/30 (Call 02/15/25)(a)	3,410	3,127,959
5.13%, 06/15/28 (Call 06/15/23)(a)(b)	2,243	2,170,103
5.50%, 10/15/30 (Call 10/15/25)(a)	1,980	1,950,874
5.63%, 02/15/26 (Call 05/31/22)(a)	3,602	3,602,000
Holly Energy Partners LP/Holly Energy Finance Corp.
5.00%, 02/01/28 (Call 02/01/23)(a)(b)	2,339	2,225,348
6.38%, 04/15/27	935	953,700
Howard Midstream Energy Partners LLC, 6.75%, 01/15/27 (Call 01/15/24)(a)	1,855	1,797,245
ITT Holdings LLC, 6.50%, 08/01/29 (Call 08/01/24)(a)(b)	5,680	5,026,800
Martin Midstream Partners LP/Martin Midstream Finance Corp., 11.50%, 02/28/25 (Call 08/12/22)(a)(b)	520	527,800
New Fortress Energy Inc.
6.50%, 09/30/26 (Call 03/31/23)(a)(b)	6,790	6,571,498
6.75%, 09/15/25 (Call 09/15/22)(a)(b)	6,975	6,857,401
NGL Energy Operating LLC/NGL Energy Finance Corp., 7.50%, 02/01/26 (Call 02/01/23)(a)	9,617	9,060,031
NGL Energy Partners LP/NGL Energy Finance Corp.
6.13%, 03/01/25 (Call 05/31/22)(b)	1,876	1,573,793
7.50%, 11/01/23 (Call 05/31/22)	2,106	1,953,315
7.50%, 04/15/26 (Call 05/31/22)(b)	1,788	1,497,450
Northriver Midstream Finance LP, 5.63%, 02/15/26 (Call 10/15/22)(a)(b)	2,588	2,523,300
NuStar Logistics LP
5.63%, 04/28/27 (Call 01/28/27)	2,853	2,735,856
5.75%, 10/01/25 (Call 07/01/25)(b)	2,933	2,918,335
6.00%, 06/01/26 (Call 03/01/26)(b)	2,486	2,480,133
6.38%, 10/01/30 (Call 04/01/30)(b)	2,655	2,613,980
Oasis Midstream Partners LP/OMP Finance Corp., 8.00%, 04/01/29 (Call 04/01/24)(a)(b)	2,150	2,241,375
PBF Logistics LP/PBF Logistics Finance Corp., 6.88%, 05/15/23 (Call 05/31/22)(b)	2,205	2,199,598
Rattler Midstream LP, 5.63%, 07/15/25 (Call 07/15/22)(a)(b)	2,144	2,146,787
Rockies Express Pipeline LLC
3.60%, 05/15/25 (Call 04/15/25)(a)	2,192	2,081,764
4.80%, 05/15/30 (Call 02/15/30)(a)	1,406	1,287,819
4.95%, 07/15/29 (Call 04/15/29)(a)(b)	2,744	2,568,466
6.88%, 04/15/40(a)(b)	2,428	2,306,600

40	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
7.50%, 07/15/38(a)	$1,208	$1,192,296
Southeast Supply Header LLC, 4.25%, 06/15/24 (Call 03/15/24)(a)(b)	2,030	2,004,272
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 8.50%, 10/15/26 (Call 10/15/23)(a)	4,070	3,799,874
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.50%, 01/15/28 (Call 01/15/23)(a)(b)	4,086	3,808,806
6.00%, 03/01/27 (Call 03/01/23)(a)	2,217	2,128,320
6.00%, 12/31/30 (Call 12/31/25)(a)(b)	3,356	3,104,300
6.00%, 09/01/31 (Call 09/01/26)(a)	2,300	2,098,750
7.50%, 10/01/25 (Call 10/01/22)(a)	2,397	2,446,186
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 6.50%, 07/15/27 (Call 07/15/22)	2,467	2,541,355
TransMontaigne Partners LP/TLP Finance Corp., 6.13%, 02/15/26 (Call 05/16/22)(b)	1,603	1,568,936
Venture Global Calcasieu Pass LLC
3.88%, 11/01/33 (Call 05/01/33)(a)(b)	5,925	5,155,046
3.88%, 08/15/29 (Call 02/15/29)(a)	5,585	5,096,312
4.13%, 08/15/31 (Call 02/15/31)(a)	6,815	6,184,612
Western Midstream Operating LP
3.60%, 02/01/25 (Call 01/01/25)	4,011	3,835,759
3.95%, 06/01/25 (Call 03/01/25)	1,718	1,657,054
4.50%, 03/01/28 (Call 12/01/27)	1,488	1,418,793
4.55%, 02/01/30 (Call 11/01/29)(b)	5,277	4,847,927
4.65%, 07/01/26 (Call 04/01/26)	2,210	2,179,613
4.75%, 08/15/28 (Call 05/15/28)(b)	1,901	1,851,099
5.30%, 03/01/48 (Call 09/01/47)	3,312	2,873,160
5.45%, 04/01/44 (Call 10/01/43)	3,283	2,995,738
5.50%, 08/15/48 (Call 02/15/48)	1,800	1,602,000
5.75%, 02/01/50 (Call 08/01/49)	4,806	4,234,855

		321,098,868

Real Estate — 0.6%
Cushman & Wakefield US Borrower LLC, 6.75%, 05/15/28 (Call 05/15/23)(a)	2,607	2,659,192
Five Point Operating Co. LP/Five Point Capital Corp., 7.88%, 11/15/25 (Call 05/31/22)(a)	2,493	2,473,455
Greystar Real Estate Partners LLC, 5.75%, 12/01/25 (Call 05/31/22)(a)	2,113	2,122,192
Howard Hughes Corp. (The)
4.13%, 02/01/29 (Call 02/01/24)(a)(b)	3,279	2,952,358
4.38%, 02/01/31 (Call 02/01/26)(a)(b)	2,676	2,380,088
5.38%, 08/01/28 (Call 08/01/23)(a)	3,430	3,324,596
Hunt Cos. Inc., 5.25%, 04/15/29 (Call 04/15/24)(a)	3,125	2,886,750
Kennedy-Wilson Inc.
4.75%, 03/01/29 (Call 03/01/24)(b)	2,690	2,481,310
4.75%, 02/01/30 (Call 09/01/24)(b)	2,735	2,468,337
5.00%, 03/01/31 (Call 03/01/26)(b)	2,874	2,593,871
Newmark Group Inc., 6.13%, 11/15/23 (Call 10/15/23)	2,069	2,108,725
Realogy Group LLC/Realogy Co-Issuer Corp.
4.88%, 06/01/23 (Call 03/01/23)(a)	1,000	997,500
5.25%, 04/15/30 (Call 04/15/25)(a)	4,810	3,897,014
5.75%, 01/15/29 (Call 01/15/24)(a)	4,629	3,880,352
WeWork Companies Inc., 7.88%, 05/01/25(a)(b)	3,292	2,773,510
WeWork Companies LLC/WW Co-Obligor Inc., 5.00%, 07/10/25 (Call 04/10/25)(a)(b)	2,730	2,214,712

		42,213,962

Security	Par (000)	Value

Real Estate Investment Trusts — 3.4%
American Finance Trust Inc./American Finance Operating Partner LP, 4.50%, 09/30/28 (Call 06/30/28)(a)(b)	$2,325	$1,979,598
Apollo Commercial Real Estate Finance Inc., 4.63%, 06/15/29 (Call 06/15/24)(a)	2,335	2,031,450
Blackstone Mortgage Trust Inc., 3.75%, 01/15/27 (Call 10/15/26)(a)	2,030	1,852,375
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL
4.50%, 04/01/27 (Call 10/01/23)(a)	3,415	3,091,975
5.75%, 05/15/26 (Call 05/15/22)(a)(b)	5,080	4,918,100
CTR Partnership LP/CareTrust Capital Corp., 3.88%, 06/30/28 (Call 03/30/28)(a)(b)	1,885	1,705,925
Diversified Healthcare Trust
4.38%, 03/01/31 (Call 09/01/30)	2,373	1,842,041
4.75%, 05/01/24 (Call 11/01/23)	1,205	1,144,750
4.75%, 02/15/28 (Call 08/15/27)(b)	2,723	2,320,677
9.75%, 06/15/25 (Call 06/15/22)(b)	4,919	5,152,652
GEO Group Inc. (The)
5.13%, 04/01/23 (Call 05/31/22)	1,142	1,089,183
5.88%, 10/15/24 (Call 05/31/22)	672	598,080
6.00%, 04/15/26 (Call 05/31/22)(b)	1,166	940,962
Global Net Lease Inc./Global Net Lease Operating Partnership LP, 3.75%, 12/15/27 (Call 09/15/27)(a)	2,216	1,989,324
HAT Holdings I LLC/HAT Holdings II LLC
3.38%, 06/15/26 (Call 03/15/26)(a)	5,085	4,670,725
3.75%, 09/15/30(a)(b)	1,465	1,263,562
6.00%, 04/15/25 (Call 05/31/22)(a)(b)	1,552	1,575,280
Iron Mountain Inc.
4.50%, 02/15/31 (Call 02/15/26)(a)	5,080	4,352,900
4.88%, 09/15/27 (Call 09/15/22)(a)(b)	4,408	4,209,640
4.88%, 09/15/29 (Call 09/15/24)(a)(b)	4,881	4,471,216
5.00%, 07/15/28 (Call 07/15/23)(a)(b)	2,256	2,137,176
5.25%, 03/15/28 (Call 12/27/22)(a)(b)	3,491	3,325,282
5.25%, 07/15/30 (Call 07/15/25)(a)(b)	7,090	6,498,269
5.63%, 07/15/32 (Call 07/15/26)(a)(b)	2,979	2,693,671
Iron Mountain Information Management Services Inc., 5.00%, 07/15/32 (Call 07/15/27)(a)(b)	3,565	3,141,407
iStar Inc.
4.25%, 08/01/25 (Call 05/01/25)(b)	2,605	2,482,904
4.75%, 10/01/24 (Call 07/01/24)(b)	3,868	3,761,630
5.50%, 02/15/26 (Call 08/15/22)(b)	1,555	1,513,590
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 02/01/27 (Call 02/01/23)(a)(b)	3,476	3,195,139
4.75%, 06/15/29 (Call 06/15/24)(a)(b)	2,760	2,475,941
5.25%, 10/01/25 (Call 05/16/22)(a)(b)	1,274	1,251,705
MPT Operating Partnership LP/MPT Finance Corp.
3.50%, 03/15/31 (Call 03/15/26)(b)	6,945	5,898,805
4.63%, 08/01/29 (Call 08/01/24)	4,059	3,750,634
5.00%, 10/15/27 (Call 10/15/22)(b)	7,059	6,773,181
5.25%, 08/01/26 (Call 05/31/22)	1,386	1,388,093
New Residential Investment Corp., 6.25%, 10/15/25 (Call 10/15/22)(a)	2,594	2,470,785
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
4.88%, 05/15/29 (Call 05/15/24)(a)	4,430	4,057,840
5.88%, 10/01/28 (Call 10/01/23)(a)	3,049	2,957,530
7.50%, 06/01/25 (Call 06/01/22)(a)(b)	2,230	2,307,381

S C H E D U L E O F I N V E S T M E N T S	41

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
RHP Hotel Properties LP/RHP Finance Corp.
4.50%, 02/15/29 (Call 02/15/24)(a)(b)	$2,445	$2,208,984
4.75%, 10/15/27 (Call 10/15/22)(b)	3,494	3,258,015
RLJ Lodging Trust LP
3.75%, 07/01/26 (Call 07/01/23)(a)(b)	1,865	1,725,125
4.00%, 09/15/29 (Call 09/15/24)(a)(b)	2,310	2,062,206
SBA Communications Corp.
3.13%, 02/01/29 (Call 02/01/24)	7,125	6,111,469
3.88%, 02/15/27 (Call 02/15/23)(b)	6,738	6,395,710
Service Properties Trust
3.95%, 01/15/28 (Call 07/15/27)	1,998	1,583,415
4.35%, 10/01/24 (Call 09/01/24)	4,009	3,714,098
4.38%, 02/15/30 (Call 08/15/29)(b)	2,120	1,627,058
4.50%, 06/15/23 (Call 12/15/22)	1,972	1,922,700
4.50%, 03/15/25 (Call 09/15/24)	1,764	1,596,420
4.65%, 03/15/24 (Call 09/15/23)	1,165	1,098,012
4.75%, 10/01/26 (Call 08/01/26)	2,391	2,056,260
4.95%, 02/15/27 (Call 08/15/26)(b)	1,983	1,718,413
4.95%, 10/01/29 (Call 07/01/29)	1,755	1,402,793
5.25%, 02/15/26 (Call 08/15/25)	1,746	1,553,940
5.50%, 12/15/27 (Call 09/15/27)	2,535	2,306,850
7.50%, 09/15/25 (Call 06/15/25)	3,911	3,903,686
Starwood Property Trust Inc.
3.63%, 07/15/26 (Call 01/15/26)(a)(b)	2,250	2,053,125
3.75%, 12/31/24 (Call 09/30/24)(a)(b)	1,900	1,828,389
4.38%, 01/15/27 (Call 07/15/26)(a)	2,545	2,374,205
4.75%, 03/15/25 (Call 09/15/24)(b)	2,724	2,687,789
5.50%, 11/01/23 (Call 08/01/23)(a)(b)	875	881,563
Uniti Group LP/Uniti Fiber Holdings Inc./CSL Capital LLC
6.00%, 01/15/30 (Call 01/15/25)(a)	3,590	2,993,863
7.88%, 02/15/25 (Call 05/31/22)(a)	10,693	10,880,127
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC
4.75%, 04/15/28 (Call 04/15/24)(a)	2,260	2,017,050
6.50%, 02/15/29 (Call 02/15/24)(a)(b)	5,660	4,884,071
VICI Properties LP/VICI Note Co. Inc.
3.50%, 02/15/25 (Call 05/31/22)(a)	2,552	2,449,971
3.75%, 02/15/27 (Call 02/15/23)(a)(b)	2,935	2,706,657
3.88%, 02/15/29(a)	3,914	3,711,521
4.13%, 08/15/30 (Call 02/15/25)(a)(b)	3,100	2,784,947
4.25%, 12/01/26 (Call 12/01/22)(a)	4,198	3,978,151
4.50%, 09/01/26(a)	2,351	2,337,599
4.50%, 01/15/28	1,468	1,454,304
4.63%, 06/15/25(a)	4,206	4,184,970
4.63%, 12/01/29 (Call 12/01/24)(a)	4,012	3,767,268
5.63%, 05/01/24(a)	5,164	5,215,640
5.75%, 02/01/27(a)	3,934	4,068,759
XHR LP
4.88%, 06/01/29 (Call 06/01/24)(a)(b)	2,035	1,873,950
6.38%, 08/15/25 (Call 08/15/22)(a)(b)	2,025	2,049,118

		230,709,569

Retail — 4.9%
1011778 BC ULC/New Red Finance Inc.
3.50%, 02/15/29 (Call 02/15/24)(a)	4,230	3,735,238
3.88%, 01/15/28 (Call 09/15/22)(a)	6,842	6,294,640
4.00%, 10/15/30 (Call 10/15/25)(a)	14,394	12,304,711
4.38%, 01/15/28 (Call 11/15/22)(a)(b)	3,772	3,441,950
5.75%, 04/15/25 (Call 05/30/22)(a)(b)	1,693	1,729,273

Security	Par (000)	Value

Retail (continued)
99 Escrow Issuer Inc., 7.50%, 01/15/26 (Call 01/15/23)(a)	$1,800	$1,170,000
Abercrombie & Fitch Management Co., 8.75%, 07/15/25 (Call 07/15/22)(a)(b)	942	984,617
Academy Ltd., 6.00%, 11/15/27 (Call 11/15/23)(a)(b)	1,402	1,398,495
Ambience Merger Sub Inc., 7.13%, 07/15/29 (Call 07/15/24)(a)	2,605	1,940,204
Arko Corp., 5.13%, 11/15/29 (Call 11/15/24)(a)	2,155	1,907,175
Asbury Automotive Group Inc.
4.50%, 03/01/28 (Call 03/01/23)(b)	1,510	1,408,075
4.63%, 11/15/29 (Call 11/15/24)(a)(b)	3,775	3,397,991
4.75%, 03/01/30 (Call 03/01/25)(b)	2,532	2,269,229
5.00%, 02/15/32 (Call 11/15/26)(a)(b)	2,955	2,622,562
At Home Group Inc., 4.88%, 07/15/28 (Call 07/15/23)(a)(b)	1,235	1,020,419
Bath & Body Works Inc.
5.25%, 02/01/28(b)	2,351	2,256,960
6.63%, 10/01/30 (Call 10/01/25)(a)(b)	4,434	4,410,079
6.69%, 01/15/27	1,066	1,098,065
6.75%, 07/01/36(b)	3,553	3,446,410
6.88%, 11/01/35	4,938	4,824,377
6.95%, 03/01/33(b)	1,755	1,668,127
7.50%, 06/15/29 (Call 06/15/24)(b)	1,971	2,037,659
9.38%, 07/01/25(a)(b)	1,762	1,982,250
BCPE Ulysses Intermediate Inc., 7.75%, 04/01/27 (Call 04/01/23), (8.50% PIK)(a)(c)	1,901	1,625,355
Beacon Roofing Supply Inc.
4.13%, 05/15/29 (Call 05/15/24)(a)	2,225	1,958,289
4.50%, 11/15/26 (Call 11/15/22)(a)	954	928,723
Bed Bath & Beyond Inc.
3.75%, 08/01/24 (Call 05/01/24)(b)	1,080	995,274
5.17%, 08/01/44 (Call 02/01/44)	3,392	1,876,861
Bloomin’ Brands Inc./OSI Restaurant Partners LLC, 5.13%, 04/15/29 (Call 04/15/24)(a)	1,458	1,355,940
BlueLinx Holdings Inc., 6.00%, 11/15/29 (Call 11/15/24)(a)	1,475	1,334,875
Brinker International Inc.
3.88%, 05/15/23(b)	468	465,660
5.00%, 10/01/24 (Call 07/01/24)(a)(b)	1,728	1,723,972
Carrols Restaurant Group Inc., 5.88%, 07/01/29 (Call 07/01/24)(a)(b)	1,550	1,174,125
Carvana Co.
4.88%, 09/01/29 (Call 09/01/24)(a)(b)	3,455	2,521,459
5.50%, 04/15/27 (Call 04/15/24)(a)(b)	2,757	2,206,289
5.63%, 10/01/25 (Call 10/01/22)(a)(b)	2,785	2,411,977
5.88%, 10/01/28 (Call 10/01/23)(a)(b)	2,695	2,141,946
10.25%, 05/01/30(a)	5,040	4,876,200
CEC Entertainment LLC, 6.75%, 05/01/26 (Call 05/01/23)(a)(b)	3,301	3,102,940
Dave & Buster’s Inc., 7.63%, 11/01/25 (Call 11/01/22)(a)(b)	1,499	1,555,213
eG Global Finance PLC
6.75%, 02/07/25 (Call 05/10/22)(a)(b)	3,928	3,818,055
8.50%, 10/30/25 (Call 05/30/22)(a)(b)	2,800	2,800,420
Ferrellgas LP/Ferrellgas Finance Corp.
5.38%, 04/01/26 (Call 04/01/23)(a)	3,353	3,034,465
5.88%, 04/01/29 (Call 04/01/24)(a)	4,110	3,586,776

42	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co. Inc.
4.63%, 01/15/29 (Call 01/15/25)(a)	$4,795	$4,350,216
6.75%, 01/15/30 (Call 01/15/25)(a)	6,070	5,251,278
FirstCash Inc.
4.63%, 09/01/28 (Call 09/01/23)(a)	2,207	2,008,370
5.63%, 01/01/30 (Call 01/01/25)(a)(b)	2,640	2,455,200
Foot Locker Inc., 4.00%, 10/01/29 (Call 10/01/24)(a)(b)	2,020	1,681,650
Foundation Building Materials Inc., 6.00%, 03/01/29 (Call 03/01/24)(a)(b)	2,095	1,704,806
Gap Inc. (The)
3.63%, 10/01/29 (Call 10/01/24)(a)(b)	3,740	3,042,135
3.88%, 10/01/31 (Call 10/01/26)(a)(b)	3,380	2,694,536
Group 1 Automotive Inc., 4.00%, 08/15/28 (Call 08/15/23)(a)(b)	3,613	3,250,724
Guitar Center Inc., 8.50%, 01/15/26 (Call 01/15/23)(a)	2,840	2,846,248
GYP Holdings III Corp., 4.63%, 05/01/29 (Call 05/01/24)(a)	1,561	1,383,436
IRB Holding Corp., 7.00%, 06/15/25 (Call 06/15/22)(a)(b)	3,450	3,550,654
Ken Garff Automotive LLC, 4.88%, 09/15/28 (Call 09/15/23)(a)(b)	2,067	1,881,053
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.75%, 06/01/27 (Call 06/01/22)(a)(b)	2,682	2,675,295
LBM Acquisition LLC, 6.25%, 01/15/29 (Call 01/15/24)(a)(b)	3,865	3,145,144
LCM Investments Holdings II LLC, 4.88%, 05/01/29 (Call 05/01/24)(a)	5,013	4,392,992
Lithia Motors Inc.
3.88%, 06/01/29 (Call 06/01/24)(a)(b)	3,550	3,205,543
4.38%, 01/15/31 (Call 10/15/25)(a)(b)	3,308	3,035,090
4.63%, 12/15/27 (Call 12/15/22)(a)(b)	1,515	1,443,038
LSF9 Atlantis Holdings LLC/Victra Finance Corp.,
7.75%, 02/15/26 (Call 02/15/23)(a)(b)	4,125	3,721,121
Macy’s Retail Holdings LLC
4.30%, 02/15/43 (Call 08/15/42)	1,285	883,438
4.50%, 12/15/34 (Call 06/15/34)(b)	1,697	1,323,507
5.13%, 01/15/42 (Call 07/15/41)	1,332	989,010
5.88%, 04/01/29 (Call 04/01/24)(a)(b)	2,330	2,210,285
5.88%, 03/15/30 (Call 03/15/25)(a)	2,010	1,886,084
6.13%, 03/15/32 (Call 03/15/27)(a)	2,070	1,914,750
Marks & Spencer PLC, 7.13%, 12/01/37(a)(b)	1,375	1,389,823
Michaels Companies Inc (The)
5.25%, 05/01/28 (Call 11/01/23)(a)(b)	3,680	3,162,666
7.88%, 05/01/29 (Call 05/01/24)(a)(b)	6,515	5,130,562
Murphy Oil USA Inc.
3.75%, 02/15/31 (Call 02/15/26)(a)(b)	2,120	1,862,144
4.75%, 09/15/29 (Call 09/15/24)	2,637	2,498,558
5.63%, 05/01/27 (Call 05/31/22)(b)	970	956,663
NMG Holding Co. Inc./Neiman Marcus Group LLC, 7.13%, 04/01/26 (Call 04/01/23)(a)(b)	5,290	5,251,542
Nordstrom Inc.
2.30%, 04/08/24 (Call 05/16/22)	255	244,163
4.00%, 03/15/27 (Call 12/15/26)(b)	1,481	1,372,506
4.25%, 08/01/31 (Call 05/01/31)(b)	2,185	1,851,976
4.38%, 04/01/30 (Call 01/01/30)(b)	2,600	2,262,702
5.00%, 01/15/44 (Call 07/15/43)(b)	4,605	3,817,084
6.95%, 03/15/28(b)	1,500	1,531,770
Papa John’s International Inc., 3.88%, 09/15/29 (Call 09/15/24)(a)(b)	1,715	1,500,111

Security	Par (000)	Value

Retail (continued)
Park River Holdings Inc.
5.63%, 02/01/29 (Call 02/01/24)(a)	$2,040	$1,565,908
6.75%, 08/01/29 (Call 08/01/24)(a)(b)	1,480	1,185,024
Party City Holdings Inc., 8.75%, 02/15/26 (Call 08/15/23)(a)(b)	3,750	3,445,312
Patrick Industries Inc.
4.75%, 05/01/29 (Call 05/01/24)(a)(b)	1,715	1,470,613
7.50%, 10/15/27 (Call 10/15/22)(a)	1,107	1,118,070
Penske Automotive Group Inc.
3.50%, 09/01/25 (Call 09/01/22)(b)	2,170	2,094,050
3.75%, 06/15/29 (Call 06/15/24)(b)	2,585	2,204,514
PetSmart Inc./PetSmart Finance Corp.
4.75%, 02/15/28 (Call 02/15/24)(a)	5,500	5,115,000
7.75%, 02/15/29 (Call 02/15/24)(a)(b)	5,820	5,790,900
QVC Inc.
4.38%, 03/15/23	2,351	2,351,000
4.38%, 09/01/28 (Call 06/01/28)(b)	2,441	2,074,142
4.45%, 02/15/25 (Call 11/15/24)(b)	2,909	2,821,468
4.75%, 02/15/27 (Call 11/15/26)(b)	3,301	2,954,362
4.85%, 04/01/24(b)	2,670	2,654,781
5.45%, 08/15/34 (Call 02/15/34)(b)	1,917	1,535,996
5.95%, 03/15/43	1,321	1,028,669
Rite Aid Corp.
7.50%, 07/01/25 (Call 07/01/22)(a)	2,704	2,315,030
8.00%, 11/15/26 (Call 01/15/23)(a)(b)	4,482	3,766,897
Sally Holdings LLC/Sally Capital Inc.
5.63%, 12/01/25 (Call 05/31/22)(b)	3,037	3,048,389
8.75%, 04/30/25 (Call 05/31/22)(a)	415	435,231
Sizzling Platter LLC/Sizzling Platter Finance Corp.,
8.50%, 11/28/25 (Call 11/28/22)(a)	1,817	1,654,406
Sonic Automotive Inc.
4.63%, 11/15/29 (Call 11/15/24)(a)(b)	2,881	2,478,414
4.88%, 11/15/31 (Call 11/15/26)(a)	2,924	2,496,014
Specialty Building Products Holdings LLC/SBP Finance Corp., 6.38%, 09/30/26 (Call 09/30/22)(a)	3,587	3,496,608
SRS Distribution Inc.
4.63%, 07/01/28 (Call 07/01/24)(a)(b)	3,050	2,792,305
6.00%, 12/01/29 (Call 12/01/24)(a)(b)	4,020	3,527,550
6.13%, 07/01/29 (Call 07/01/24)(a)(b)	2,388	2,107,362
Staples Inc.
7.50%, 04/15/26 (Call 05/31/22)(a)	9,281	8,863,355
10.75%, 04/15/27 (Call 05/31/22)(a)(b)	4,840	4,288,240
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.00%, 06/01/31 (Call 06/01/26)(a)(b)	3,035	2,759,877
5.88%, 03/01/27 (Call 05/31/22)	1,560	1,560,000
Superior Plus LP/Superior General Partner Inc., 4.50%, 03/15/29 (Call 03/15/24)(a)(b)	2,890	2,640,737
TPro Acquisition Corp., 11.00%, 10/15/24 (Call 05/31/22)(a)(b)	1,445	1,514,548
Victoria’s Secret & Co., 4.63%, 07/15/29 (Call 07/15/24)(a)(b)	2,715	2,227,277
White Cap Buyer LLC, 6.88%, 10/15/28 (Call 10/15/23)(a)	3,340	3,060,275
Yum! Brands Inc.
3.63%, 03/15/31 (Call 12/15/30)	5,113	4,393,401
3.88%, 11/01/23 (Call 08/01/23)	605	610,082
4.63%, 01/31/32 (Call 10/01/26)(b)	6,017	5,467,949
4.75%, 01/15/30 (Call 10/15/29)(a)	3,634	3,456,842
5.35%, 11/01/43 (Call 05/01/43)	1,296	1,185,840

S C H E D U L E O F I N V E S T M E N T S	43

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
5.38%, 04/01/32 (Call 04/01/27)	$4,759	$4,547,891
6.88%, 11/15/37	1,470	1,554,525

		328,260,047

Savings & Loans — 0.0%
New York Community Bancorp Inc., 5.90%, 11/06/28 (Call 11/06/23), (3 mo. LIBOR US + 2.780%)(b)(d)	990	1,022,645

Semiconductors — 0.2%
Amkor Technology Inc., 6.63%, 09/15/27 (Call 05/31/22)(a)(b)	2,291	2,331,093
ams-OSRAM AG, 7.00%, 07/31/25 (Call 07/31/22)(a)(b)	2,485	2,515,342
Entegris Inc.
3.63%, 05/01/29 (Call 05/01/24)(a)(b)	1,911	1,681,145
4.38%, 04/15/28 (Call 04/15/23)(a)(b)	1,870	1,734,425
ON Semiconductor Corp., 3.88%, 09/01/28 (Call 09/01/23)(a)(b)	2,725	2,527,996
Synaptics Inc., 4.00%, 06/15/29 (Call 06/15/24)(a)	1,836	1,618,654

		12,408,655

Software — 2.1%
ACI Worldwide Inc., 5.75%, 08/15/26 (Call 05/31/22)(a)	1,174	1,185,740
Black Knight InfoServ LLC, 3.63%, 09/01/28 (Call 09/01/23)(a)(b)	4,243	3,935,170
Boxer Parent Co. Inc.
7.13%, 10/02/25 (Call 06/01/22)(a)(b)	3,057	3,118,140
9.13%, 03/01/26 (Call 05/10/22)(a)	1,342	1,358,372
Camelot Finance SA, 4.50%, 11/01/26 (Call 11/01/22)(a)(b)	3,510	3,299,400
Castle U.S. Holding Crop., 9.50%, 02/15/28 (Call 02/15/23)(a)	1,679	1,540,483
CDK Global Inc.
4.88%, 06/01/27 (Call 06/01/22)(b)	2,024	2,034,120
5.00%, 10/15/24 (Call 07/15/24)(b)	2,731	2,809,516
5.25%, 05/15/29 (Call 05/15/24)(a)(b)	2,552	2,572,161
Change Healthcare Holdings LLC/Change Healthcare Finance Inc., 5.75%, 03/01/25 (Call 05/10/22)(a)	5,871	5,856,322
Clarivate Science Holdings Corp.
3.88%, 07/01/28 (Call 06/30/24)(a)(b)	4,455	3,964,950
4.88%, 07/01/29 (Call 06/30/24)(a)(b)	4,255	3,749,846
Consensus Cloud Solutions Inc.
6.00%, 10/15/26 (Call 10/15/23)(a)	1,760	1,672,000
6.50%, 10/15/28 (Call 10/15/26)(a)	2,425	2,279,500
Dun & Bradstreet Corp. (The), 5.00%, 12/15/29 (Call 12/15/24)(a)(b)	2,205	2,050,650
Elastic NV, 4.13%, 07/15/29 (Call 07/15/24)(a)(b)	2,680	2,398,600
Fair Isaac Corp.
4.00%, 06/15/28 (Call 12/15/22)(a)	3,824	3,493,683
5.25%, 05/15/26 (Call 02/15/26)(a)(b)	1,893	1,902,465
Helios Software Holdings Inc./ION Corporate Solutions Finance Sarl, 4.63%, 05/01/28 (Call 05/01/24)(a)	2,070	1,821,600
MicroStrategy Inc., 6.13%, 06/15/28 (Call 06/15/24)(a)(b)	2,610	2,391,204
Minerva Merger Sub Inc., 6.50%, 02/15/30 (Call 02/15/25)(a)(b)	11,450	10,539,038
MSCI Inc.
3.25%, 08/15/33 (Call 08/15/27)(a)(b)	3,075	2,598,375
3.63%, 09/01/30 (Call 03/01/25)(a)	4,563	4,024,110
3.63%, 11/01/31 (Call 11/01/26)(a)(b)	3,015	2,645,663
3.88%, 02/15/31 (Call 06/01/25)(a)(b)	4,411	3,980,927
4.00%, 11/15/29 (Call 11/15/24)(a)(b)	4,973	4,580,382

Security	Par (000)	Value

Software (continued)
Open Text Corp.
3.88%, 02/15/28 (Call 02/15/23)(a)(b)	$4,006	$3,648,599
3.88%, 12/01/29 (Call 12/01/24)(a)(b)	4,120	3,661,279
Open Text Holdings Inc.
4.13%, 02/15/30 (Call 02/15/25)(a)(b)	4,364	3,873,050
4.13%, 12/01/31 (Call 12/01/26)(a)(b)	3,084	2,673,304
Playtika Holding Corp., 4.25%, 03/15/29 (Call 03/15/24)(a)	2,870	2,585,755
PTC Inc.
3.63%, 02/15/25 (Call 05/31/22)(a)(b)	2,044	1,980,125
4.00%, 02/15/28 (Call 02/15/23)(a)	2,728	2,528,338
Rackspace Technology Global Inc.
3.50%, 02/15/28 (Call 02/15/24)(a)(b)	2,520	2,179,472
5.38%, 12/01/28 (Call 12/01/23)(a)(b)	2,780	2,264,949
ROBLOX Corp., 3.88%, 05/01/30 (Call 11/01/24)(a)(b)	4,685	4,029,100
Rocket Software Inc., 6.50%, 02/15/29 (Call 02/15/24)(a)	2,716	2,325,575
Skillz Inc., 10.25%, 12/15/26 (Call 12/15/23)(a)(b)	1,620	1,182,600
SS&C Technologies Inc., 5.50%, 09/30/27 (Call 05/31/22)(a)(b)	9,596	9,404,464
Twilio Inc.
3.63%, 03/15/29 (Call 03/15/24)	2,343	2,067,557
3.88%, 03/15/31 (Call 03/15/26)(b)	2,190	1,882,239
Veritas U.S. Inc./Veritas Bermuda Ltd., 7.50%, 09/01/25 (Call 05/31/22)(a)	8,759	7,718,869
Ziff Davis Inc., 4.63%, 10/15/30 (Call 10/15/25)(a)(b)	2,978	2,655,453
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 02/01/29 (Call 02/01/24)(a)	3,398	3,007,162

		141,470,307

Telecommunications — 7.3%
Altice France Holding SA
6.00%, 02/15/28 (Call 02/15/23)(a)(b)	5,845	4,826,976
10.50%, 05/15/27 (Call 05/15/22)(a)	7,322	7,422,678
Altice France SA, 5.50%, 10/15/29 (Call 10/15/24)(a)(b)	9,535	8,104,750
Altice France SA/France
5.13%, 01/15/29 (Call 09/15/23)(a)	2,215	1,879,616
5.13%, 07/15/29 (Call 04/15/24)(a)	12,470	10,556,603
5.50%, 01/15/28 (Call 09/15/22)(a)(b)	5,280	4,653,000
8.13%, 02/01/27 (Call 05/10/22)(a)	7,959	8,018,692
Avaya Inc., 6.13%, 09/15/28 (Call 09/15/23)(a)(b)	4,795	4,448,578
British Telecommunications PLC
4.25%, 11/23/81 (Call 11/23/26)(a)(b)(d)	2,150	2,004,983
4.88%, 11/23/81 (Call 08/23/31)(a)(b)(d)	2,650	2,431,375
C&W Senior Financing DAC, 6.88%, 09/15/27 (Call 09/15/22)(a)(b)	5,833	5,659,818
Ciena Corp., 4.00%, 01/31/30 (Call 01/31/25)(a)(b)	2,130	1,942,304
CommScope Inc.
4.75%, 09/01/29 (Call 09/01/24)(a)(b)	6,110	5,108,510
6.00%, 03/01/26 (Call 05/31/22)(a)	7,436	7,013,635
7.13%, 07/01/28 (Call 07/01/23)(a)(b)	3,331	2,656,473
8.25%, 03/01/27 (Call 05/31/22)(a)	4,705	3,999,250
CommScope Technologies LLC
5.00%, 03/15/27 (Call 05/10/22)(a)(b)	3,940	3,092,900
6.00%, 06/15/25 (Call 05/10/22)(a)(b)	5,864	5,131,000
Connect Finco Sarl/Connect U.S. Finco LLC, 6.75%, 10/01/26 (Call 10/01/22)(a)	10,252	9,970,070
Consolidated Communications Inc.
5.00%, 10/01/28 (Call 10/01/23)(a)	2,070	1,691,604
6.50%, 10/01/28 (Call 10/01/23)(a)(b)	3,410	2,971,279

44	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
DKT Finance ApS, 9.38%, 06/17/23 (Call 05/10/22)(a)(b)	$1,673	$1,658,780
Embarq Corp., 8.00%, 06/01/36	6,916	6,224,400
Frontier Communications Holdings LLC
5.00%, 05/01/28 (Call 05/01/24)(a)	7,290	6,652,453
5.88%, 10/15/27 (Call 10/15/23)(a)(b)	6,297	6,029,378
5.88%, 11/01/29 (Call 11/01/24)	3,925	3,407,391
6.00%, 01/15/30 (Call 10/15/24)(a)(b)	4,860	4,228,637
6.75%, 05/01/29 (Call 05/01/24)(a)	5,322	4,795,654
Hughes Satellite Systems Corp.
5.25%, 08/01/26	3,476	3,380,410
6.63%, 08/01/26(b)	3,679	3,660,605
Iliad Holding SAS
6.50%, 10/15/26 (Call 10/15/23)(a)	5,635	5,416,418
7.00%, 10/15/28 (Call 10/15/24)(a)(b)	4,370	4,129,650
Intelsat Jackson Holdings SA, 6.50%, 03/15/30 (Call 03/15/25)(a)(b)	14,800	13,934,052
Intrado Corp., 8.50%, 10/15/25 (Call 05/31/22)(a)(b)	3,309	2,945,010
Koninklijke KPN NV, 7.00%, 03/28/73 (Call 03/28/23)(a)(b)(d)	2,440	2,458,300
Level 3 Financing Inc.
3.63%, 01/15/29 (Call 01/15/24)(a)	4,765	3,867,083
3.75%, 07/15/29 (Call 01/15/24)(a)(b)	4,420	3,591,250
4.25%, 07/01/28 (Call 07/01/23)(a)(b)	5,649	4,773,405
4.63%, 09/15/27 (Call 09/15/22)(a)	4,795	4,309,506
5.25%, 03/15/26 (Call 05/31/22)(b)	3,771	3,667,486
5.38%, 05/01/25 (Call 05/31/22)(b)	3,872	3,838,314
Ligado Networks LLC, 15.50%, 11/01/23, (15.50% PIK)(a)(c)	16,407	11,082,004
LogMeIn Inc., 5.50%, 09/01/27 (Call 09/01/23)(a)(b)	4,730	4,138,750
Lumen Technologies Inc.
4.00%, 02/15/27 (Call 02/15/23)(a)	6,198	5,511,819
4.50%, 01/15/29 (Call 01/15/24)(a)	4,800	3,792,720
5.13%, 12/15/26 (Call 12/15/22)(a)(b)	5,625	5,062,500
5.38%, 06/15/29 (Call 06/15/24)(a)	4,810	3,916,831
5.63%, 04/01/25 (Call 01/01/25)(b)	2,394	2,334,150
Series G, 6.88%, 01/15/28(b)	2,186	2,082,165
Series P, 7.60%, 09/15/39(b)	2,718	2,372,155
Series U, 7.65%, 03/15/42(b)	2,301	2,059,626
Series W, 6.75%, 12/01/23	3,015	3,063,994
Series Y, 7.50%, 04/01/24 (Call 01/01/24)(b)	4,630	4,755,010
Millicom International Cellular SA
4.50%, 04/27/31 (Call 04/27/26)(a)(b)	4,171	3,610,105
5.13%, 01/15/28 (Call 09/15/22)(a)	1,887	1,778,780
6.25%, 03/25/29 (Call 03/25/24)(a)(b)	3,080	3,050,988
Nokia OYJ
4.38%, 06/12/27(b)	2,192	2,126,240
6.63%, 05/15/39(b)	2,357	2,721,628
Plantronics Inc., 4.75%, 03/01/29 (Call 03/01/24)(a)(b)	2,160	2,189,052
Qwest Corp., 7.25%, 09/15/25	1,080	1,171,800
Sable International Finance Ltd., 5.75%, 09/07/27 (Call 09/07/22)(a)	2,006	1,975,288
Sprint Capital Corp.
6.88%, 11/15/28	11,631	12,766,069
8.75%, 03/15/32	9,778	12,426,127
Sprint Corp.
7.13%, 06/15/24	12,055	12,687,887
7.63%, 02/15/25 (Call 11/15/24)	7,506	7,984,507
7.63%, 03/01/26 (Call 11/01/25)(b)	7,403	8,040,991
7.88%, 09/15/23	20,293	21,307,650

Security	Par (000)	Value

Telecommunications (continued)
Switch Ltd.
3.75%, 09/15/28 (Call 09/15/23)(a)(b)	$2,865	$2,685,938
4.13%, 06/15/29 (Call 06/15/24)(a)(b)	2,380	2,272,900
Telecom Italia Capital SA
6.00%, 09/30/34	4,944	4,228,443
6.38%, 11/15/33	4,888	4,270,890
7.20%, 07/18/36	4,827	4,354,262
7.72%, 06/04/38	4,689	4,401,799
Telecom Italia SpA/Milano, 5.30%, 05/30/24(a)	7,256	7,119,950
Telesat Canada/Telesat LLC
4.88%, 06/01/27 (Call 12/01/22)(a)	2,013	1,368,840
5.63%, 12/06/26 (Call 12/06/23)(a)	2,305	1,645,643
6.50%, 10/15/27 (Call 10/15/22)(a)(b)	2,836	1,211,965
T-Mobile USA Inc.
2.25%, 02/15/26 (Call 02/15/23)(b)	4,934	4,539,280
2.25%, 02/15/26 (Call 02/15/23)(a)	3,870	3,560,400
2.63%, 04/15/26 (Call 04/15/23)(b)	5,701	5,287,678
2.63%, 02/15/29 (Call 02/15/24)	4,855	4,196,953
2.88%, 02/15/31 (Call 02/15/26)	4,466	3,790,964
3.38%, 04/15/29 (Call 04/15/24)	5,967	5,398,106
3.38%, 04/15/29 (Call 04/15/24)(a)	5,345	4,835,408
3.50%, 04/15/31 (Call 04/15/26)(b)	6,743	5,976,523
3.50%, 04/15/31 (Call 04/15/26)(a)	4,970	4,405,060
4.75%, 02/01/28 (Call 02/01/23)	6,593	6,504,950
5.38%, 04/15/27 (Call 05/10/22)(b)	2,511	2,561,220
United States Cellular Corp., 6.70%, 12/15/33(b)	2,877	2,971,883
ViaSat Inc.
5.63%, 09/15/25 (Call 05/10/22)(a)(b)	3,540	3,247,950
5.63%, 04/15/27 (Call 05/10/22)(a)(b)	2,411	2,236,203
6.50%, 07/15/28 (Call 07/15/23)(a)	2,344	2,024,630
Viavi Solutions Inc., 3.75%, 10/01/29 (Call 10/01/24)(a)(b)	1,395	1,255,123
Vmed O2 UK Financing I PLC
4.25%, 01/31/31 (Call 01/31/26)(a)	6,660	5,629,831
4.75%, 07/15/31 (Call 07/15/26)(a)	6,775	5,809,563
Vodafone Group PLC
3.25%, 06/04/81 (Call 06/04/26)(b)(d)	2,605	2,344,500
4.13%, 06/04/81 (Call 03/04/31)(d)	4,625	3,996,324
5.13%, 06/04/81 (Call 12/04/50)(d)	4,656	3,889,622
7.00%, 04/04/79 (Call 01/04/29)(d)	9,678	10,220,258
Windstream Escrow LLC/Windstream Escrow Finance Corp., 7.75%, 08/15/28 (Call 08/15/23)(a)(b)	6,750	6,429,375
Zayo Group Holdings Inc.
4.00%, 03/01/27 (Call 05/31/22)(a)(b)	6,743	5,866,410
6.13%, 03/01/28 (Call 03/01/23)(a)(b)	5,193	4,349,138

		485,449,094

Textiles — 0.0%
Eagle Intermediate Global Holding BV/Ruyi U.S. Finance LLC, 7.50%, 05/01/25 (Call 05/30/22)(a)(b)	3,153	2,835,808

Toys, Games & Hobbies — 0.2%
Mattel Inc.
3.15%, 03/15/23 (Call 12/15/22)	100	99,500
3.38%, 04/01/26 (Call 04/01/23)(a)	2,430	2,363,175
3.75%, 04/01/29 (Call 04/01/24)(a)(b)	2,660	2,533,650
5.45%, 11/01/41 (Call 05/01/41)(b)	1,487	1,492,576
5.88%, 12/15/27 (Call 12/15/22)(a)(b)	3,086	3,156,978
6.20%, 10/01/40(b)	1,282	1,330,075

		10,975,954

S C H E D U L E O F I N V E S T M E N T S	45

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

Transportation — 0.3%
Altera Infrastructure LP/Teekay Offshore Finance Corp., 8.50%, 07/15/23 (Call 05/16/22)(a)	$3,582	$1,970,100
Cargo Aircraft Management Inc., 4.75%, 02/01/28 (Call 02/01/23)(a)	3,346	3,145,608
Carriage Purchaser Inc., 7.88%, 10/15/29 (Call 10/15/24)(a)(b)	1,550	1,357,715
Danaos Corp., 8.50%, 03/01/28 (Call 03/01/24)(a)	2,035	2,100,262
First Student Bidco Inc./First Transit Parent Inc., 4.00%, 07/31/29 (Call 07/31/24)(a)(b)	3,360	3,007,200
Watco Companies LLC/Watco Finance Corp., 6.50%, 06/15/27 (Call 06/15/23)(a)(b)	2,861	2,760,865
Western Global Airlines LLC, 10.38%, 08/15/25 (Call 05/15/25)(a)(b)	1,401	1,436,557
XPO CNW Inc., 6.70%, 05/01/34(b)	1,408	1,444,589
XPO Logistics Inc., 6.25%, 05/01/25 (Call 05/31/22)(a)(b)	2,178	2,226,831

		19,449,727

Trucking & Leasing — 0.2%
AerCap Global Aviation Trust, 6.50%, 06/15/45 (Call 06/15/25)(a)(b)(d)	2,143	2,078,710
Fly Leasing Ltd., 7.00%, 10/15/24 (Call 05/31/22)(a)(b)	2,039	1,794,748
Fortress Transportation and Infrastructure Investors LLC
5.50%, 05/01/28 (Call 05/01/24)(a)(b)	4,634	3,996,825
6.50%, 10/01/25 (Call 05/31/22)(a)	3,877	3,692,843
9.75%, 08/01/27 (Call 08/01/23)(a)(b)	2,117	2,159,890

		13,723,016

Water — 0.0%
Solaris Midstream Holdings LLC, 7.63%, 04/01/26 (Call 04/01/23)(a)(b)	2,115	2,167,875

Total Corporate Bonds & Notes — 97.2% (Cost: $7,134,216,068)		6,506,838,533

Common Stocks

Advertising — 0.0%
Affinion Group Inc.(h)	4	—

Energy Equipment & Services — 0.0%
Patterson-UTI Energy Inc.	1	12,659

Security	Shares (000)	Value

Health Care Technology — 0.0%
Quincy Health LLC(h)	12	$54,865

Total Common Stocks — 0.0% (Cost $1,371,787)		67,524

Short-Term Investments

Money Market Funds — 23.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.38%(i)(j)(k)	1,471,829	1,471,829,211
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.34%(i)(j)	89,440	89,440,000

		1,561,269,211

Total Short-Term Investments — 23.4% (Cost: $1,561,357,938)		1,561,269,211

Total Investments in Securities — 120.6% (Cost: $8,696,945,793)		8,068,175,268

Other Assets, Less Liabilities — (20.6)%		(1,375,515,877)

Net Assets — 100.0%		$6,692,659,391

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(d)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(e)	Perpetual security with no stated maturity date.
(f)	Issuer filed for bankruptcy and/or is in default.
(g)	Non-income producing security.
(h)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(i)	Affiliate of the Fund.
(j)	Annualized 7-day yield as of period end.
(k)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/22	Shares Held at 04/30/22 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds:
Institutional, SL Agency Shares	$1,178,596,220	$293,821,866	(a)	$—	$(376,318)	$(212,557)	$1,471,829,211	1,471,829	$2,177,427	(b)	$—
BlackRock Cash Funds:
Treasury, SL Agency Shares	44,140,000	45,300,000	(a)	—	—	—	89,440,000	89,440	30,549		—

					$(376,318)	$(212,557)	$1,561,269,211		$2,207,976		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

46	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Broad USD High Yield Corporate Bond ETF

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Corporate Bonds & Notes	$—	$6,506,838,533	$—	$6,506,838,533
Common Stocks	12,659	—	54,865	67,524
Money Market Funds	1,561,269,211	—	—	1,561,269,211

	$1,561,281,870	$6,506,838,533	$54,865	$8,068,175,268

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	47

Schedule of Investments (unaudited) April 30, 2022	iShares® ESG Advanced High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 1.4%
Advantage Sales & Marketing Inc., 6.50%, 11/15/28 (Call 11/15/23)(a)(b)	$255	$233,215
Clear Channel Outdoor Holdings Inc.
5.13%, 08/15/27 (Call 08/15/22)(a)	425	399,678
7.50%, 06/01/29 (Call 06/01/24)(a)(b)	350	330,124
7.75%, 04/15/28 (Call 04/15/24)(a)(b)	355	335,716
National CineMedia LLC, 5.88%, 04/15/28 (Call 04/15/23)(a)	125	107,565
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.25%, 01/15/29 (Call 01/15/24)(a)	185	164,578
4.63%, 03/15/30 (Call 03/15/25)(a)(b)	165	147,292
5.00%, 08/15/27 (Call 08/15/22)(a)	245	232,096
6.25%, 06/15/25 (Call 06/15/22)(a)	90	91,354
Stagwell Global LLC, 5.63%, 08/15/29 (Call 08/15/24)(a)	360	317,614

		2,359,232

Aerospace & Defense — 3.7%
Hexcel Corp., 4.20%, 02/15/27 (Call 11/15/26)	150	147,189
Howmet Aerospace Inc.
3.00%, 01/15/29 (Call 11/15/28)	240	209,690
5.13%, 10/01/24 (Call 07/01/24)	345	351,000
5.90%, 02/01/27	225	231,106
5.95%, 02/01/37	200	202,338
6.88%, 05/01/25 (Call 04/01/25)	230	243,075
Maxar Space Robotics LLC, 9.75%, 12/31/23 (Call 05/10/22)(a)	154	164,199
Spirit AeroSystems Inc.
4.60%, 06/15/28 (Call 03/15/28)(b)	235	203,099
5.50%, 01/15/25 (Call 10/15/22)(a)	160	159,482
7.50%, 04/15/25 (Call 05/31/22)(a)	435	441,790
TransDigm Inc.
4.63%, 01/15/29 (Call 01/15/24)	365	315,386
4.88%, 05/01/29 (Call 05/01/24)(b)	240	210,185
5.50%, 11/15/27 (Call 11/15/22)	760	697,011
6.25%, 03/15/26 (Call 05/31/22)(a)	1,240	1,241,587
6.38%, 06/15/26 (Call 05/31/22)	305	301,392
7.50%, 03/15/27 (Call 05/31/22)	180	181,343
8.00%, 12/15/25 (Call 05/31/22)(a)	300	312,345
TransDigm UK Holdings PLC, 6.88%, 05/15/26 (Call 05/31/22)(b)	100	99,611
Triumph Group Inc.
6.25%, 09/15/24 (Call 05/31/22)(a)	160	154,114
7.75%, 08/15/25 (Call 05/31/22)(b)	180	175,115
8.88%, 06/01/24 (Call 02/01/23)(a)	216	223,407

		6,264,464

Agriculture — 0.1%
Darling Ingredients Inc., 5.25%, 04/15/27 (Call 05/10/22)(a)	175	175,527

Airlines — 0.3%
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., 5.75%, 01/20/26 (Call 01/20/24)(a)	390	380,644
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., 8.00%, 09/20/25 (Call 09/20/23)(a)(b)	175	184,714

		565,358

Apparel — 0.8%
Hanesbrands Inc.
4.63%, 05/15/24 (Call 02/15/24)(a)	305	302,295
4.88%, 05/15/26 (Call 02/15/26)(a)(b)	280	273,700
Kontoor Brands Inc., 4.13%, 11/15/29 (Call 11/15/24)(a)(b)	129	112,750
Levi Strauss & Co., 3.50%, 03/01/31 (Call 03/01/26)(a)(b)	165	143,588

Security	Par (000)	Value

Apparel (continued)
Under Armour Inc., 3.25%, 06/15/26 (Call 03/15/26)	$200	$184,698
William Carter Co. (The), 5.63%, 03/15/27 (Call 05/31/22)(a)	160	159,411
Wolverine World Wide Inc., 4.00%, 08/15/29 (Call 08/15/24)(a)(b)	200	170,086

		1,346,528

Auto Manufacturers — 0.3%
Aston Martin Capital Holdings Ltd., 10.50%, 11/30/25 (Call 11/01/24)(a)	375	377,786
Wabash National Corp., 4.50%, 10/15/28 (Call 10/15/24)(a)	160	133,840

		511,626

Auto Parts & Equipment — 1.0%
American Axle & Manufacturing Inc.
5.00%, 10/01/29 (Call 10/01/24)(b)	200	172,334
6.25%, 03/15/26 (Call 05/10/22)(b)	52	50,202
6.50%, 04/01/27 (Call 05/31/22)(b)	155	145,004
6.88%, 07/01/28 (Call 07/01/23)(b)	125	117,680
Cooper-Standard Automotive Inc., 5.63%, 11/15/26 (Call 05/16/22)(a)	120	56,193
Dana Financing Luxembourg Sarl, 5.75%, 04/15/25 (Call 05/30/22)(a)	95	94,512
Dana Inc.
4.25%, 09/01/30 (Call 05/01/26)	145	124,619
5.38%, 11/15/27 (Call 11/15/22)	135	127,738
5.63%, 06/15/28 (Call 06/15/23)(b)	150	143,136
Tenneco Inc.
5.00%, 07/15/26 (Call 05/31/22)(b)	135	129,434
5.13%, 04/15/29 (Call 04/15/24)(a)	275	267,875
7.88%, 01/15/29 (Call 01/15/24)(a)	190	191,885

		1,620,612

Banks — 0.4%
Commerzbank AG, 8.13%, 09/19/23(a)	350	366,114
Dresdner Funding Trust I, 8.15%, 06/30/31 (Call 06/30/29)(a)	325	390,809

		756,923

Beverages — 0.1%
Primo Water Holdings Inc., 4.38%, 04/30/29 (Call 04/30/24)(a)	260	226,398

Biotechnology — 0.2%
Emergent BioSolutions Inc., 3.88%, 08/15/28 (Call 08/15/23)(a)(b)	175	148,509
Grifols Escrow Issuer SA, 4.75%, 10/15/28 (Call 10/15/24)(a)	240	219,554

		368,063

Building Materials — 1.4%
Boise Cascade Co., 4.88%, 07/01/30 (Call 07/01/25)(a)	160	151,200
Builders FirstSource Inc.
4.25%, 02/01/32 (Call 08/01/26)(a)(b)	480	409,910
5.00%, 03/01/30 (Call 03/01/25)(a)	170	157,228
6.75%, 06/01/27 (Call 06/01/22)(a)	157	161,865
Cornerstone Building Brands Inc., 6.13%, 01/15/29 (Call 09/15/23)(a)	155	129,095
Griffon Corp., 5.75%, 03/01/28 (Call 03/01/23)	360	321,404
James Hardie International Finance DAC, 5.00%, 01/15/28 (Call 01/15/23)(a)	150	144,582
Jeld-Wen Inc.
4.63%, 12/15/25 (Call 05/31/22)(a)	125	118,223
4.88%, 12/15/27 (Call 12/15/22)(a)(b)	165	149,797
Masonite International Corp., 5.38%, 02/01/28 (Call 02/01/23)(a)(b)	180	172,660
PGT Innovations Inc., 4.38%, 10/01/29 (Call 10/01/24)(a)(b)	190	166,915

48	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® ESG Advanced High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Building Materials (continued)
Summit Materials LLC/Summit Materials Finance Corp., 5.25%, 01/15/29 (Call 07/15/23)(a)	$235	$220,987

		2,303,866

Chemicals — 1.1%
Axalta Coating Systems LLC, 3.38%, 02/15/29 (Call 02/15/24)(a)(b)	250	216,853
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV, 4.75%, 06/15/27 (Call 06/15/23)(a)	150	142,571
Element Solutions Inc., 3.88%, 09/01/28 (Call 09/01/23)(a)(b)	275	245,965
Ingevity Corp., 3.88%, 11/01/28 (Call 11/01/23)(a)(b)	175	157,964
Methanex Corp.
5.13%, 10/15/27 (Call 04/15/27)	215	206,907
5.25%, 12/15/29 (Call 09/15/29)	250	238,998
Rayonier AM Products Inc., 7.63%, 01/15/26 (Call 01/15/24)(a)(b)	154	146,163
Trinseo Materials Operating SCA/Trinseo Materials Finance Inc.
5.13%, 04/01/29 (Call 04/01/24)(a)	175	154,259
5.38%, 09/01/25 (Call 05/30/22)(a)	125	121,246
Tronox Inc., 4.63%, 03/15/29 (Call 03/15/24)(a)	355	316,837

		1,947,763

Commercial Services — 8.2%
ADT Security Corp. (The)
4.13%, 06/15/23	145	144,060
4.13%, 08/01/29 (Call 08/01/28)(a)	360	306,216
4.88%, 07/15/32(a)	225	190,906
AMN Healthcare Inc., 4.63%, 10/01/27 (Call 10/01/22)(a)	175	168,131
APX Group Inc.
5.75%, 07/15/29 (Call 07/15/24)(a)(b)	265	217,385
6.75%, 02/15/27 (Call 02/15/23)(a)(b)	225	222,964
ASGN Inc., 4.63%, 05/15/28 (Call 05/15/23)(a)	210	195,105
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
4.75%, 04/01/28 (Call 04/01/24)(a)	220	205,231
5.38%, 03/01/29 (Call 03/01/24)(a)(b)	180	171,103
5.75%, 07/15/27 (Call 07/15/22)(a)	160	158,000
Block Inc.
2.75%, 06/01/26 (Call 05/01/26)(a)	335	305,939
3.50%, 06/01/31 (Call 03/01/31)(a)	335	280,459
Brink’s Co. (The)
4.63%, 10/15/27 (Call 10/15/22)(a)	168	159,207
5.50%, 07/15/25 (Call 07/15/22)(a)	145	145,545
Carriage Services Inc., 4.25%, 05/15/29 (Call 05/15/24)(a)	140	122,856
Cimpress PLC, 7.00%, 06/15/26 (Call 05/30/22)(a)	200	187,840
Deluxe Corp., 8.00%, 06/01/29 (Call 06/01/24)(a)(b)	180	172,433
Gartner Inc.
3.63%, 06/15/29 (Call 06/15/24)(a)	196	176,963
3.75%, 10/01/30 (Call 10/01/25)(a)	285	254,958
4.50%, 07/01/28 (Call 07/01/23)(a)(b)	250	239,845
Graham Holdings Co., 5.75%, 06/01/26 (Call 05/10/22)(a)	170	171,635
Grand Canyon University
4.13%, 10/01/24	167	162,883
5.13%, 10/01/28 (Call 08/01/28)	130	125,666
HealthEquity Inc., 4.50%, 10/01/29 (Call 10/01/24)(a)	208	190,045
Herc Holdings Inc., 5.50%, 07/15/27 (Call 07/15/22)(a)	385	377,184
Hertz Corp. (The)
4.63%, 12/01/26 (Call 12/01/23)(a)	150	137,001
5.00%, 12/01/29 (Call 12/01/24)(a)	335	293,252
Korn Ferry, 4.63%, 12/15/27 (Call 12/15/22)(a)(b)	150	143,188

Security	Par (000)	Value

Commercial Services (continued)
MoneyGram International Inc., 5.38%, 08/01/26 (Call 08/01/23)(a)	$125	$127,468
MPH Acquisition Holdings LLC
5.50%, 09/01/28 (Call 09/01/24)(a)	370	342,383
5.75%, 11/01/28 (Call 11/01/23)(a)(b)	435	378,580
Nielsen Co Luxembourg SARL (The), 5.00%, 02/01/25 (Call 05/30/22)(a)(b)	155	155,341
Nielsen Finance LLC/Nielsen Finance Co.
4.50%, 07/15/29 (Call 07/15/24)(a)	250	236,115
4.75%, 07/15/31 (Call 07/15/26)(a)	190	179,499
5.63%, 10/01/28 (Call 10/01/23)(a)	310	300,266
5.88%, 10/01/30 (Call 10/01/25)(a)	255	244,994
Prime Security Services Borrower LLC/Prime Finance Inc.
3.38%, 08/31/27 (Call 08/31/26)(a)	350	299,866
5.25%, 04/15/24(a)	255	254,577
5.75%, 04/15/26(a)	475	456,565
6.25%, 01/15/28 (Call 01/15/23)(a)(b)	445	399,392
PROG Holdings Inc., 6.00%, 11/15/29 (Call 11/15/24)(a)(b)	200	177,058
Rent-A-Center Inc./TX, 6.38%, 02/15/29 (Call 02/15/24)(a)	150	130,634
Ritchie Bros. Auctioneers Inc., 5.38%, 01/15/25 (Call 05/31/22)(a)	150	150,492
RR Donnelley & Sons Co., 6.13%, 11/01/26 (Call 11/01/23)(a)	140	137,403
Sabre GLBL Inc.
7.38%, 09/01/25 (Call 09/01/22)(a)	295	298,620
9.25%, 04/15/25 (Call 03/16/25)(a)(b)	270	288,449
Service Corp. International/U.S.
3.38%, 08/15/30 (Call 08/15/25)	335	289,597
4.00%, 05/15/31 (Call 05/15/26)	270	243,899
4.63%, 12/15/27 (Call 12/15/22)	145	141,276
5.13%, 06/01/29 (Call 06/01/24)(b)	260	256,446
Shift4 Payments LLC/Shift4 Payments Finance Sub Inc., 4.63%, 11/01/26 (Call 11/01/22)(a)	150	143,671
Sotheby’s, 7.38%, 10/15/27 (Call 10/15/22)(a)	275	271,026
TriNet Group Inc., 3.50%, 03/01/29 (Call 03/01/24)(a)(b)	140	127,378
United Rentals North America Inc.
3.75%, 01/15/32 (Call 07/15/26)	260	226,450
3.88%, 02/15/31 (Call 08/15/25)	365	323,076
4.00%, 07/15/30 (Call 07/15/25)(b)	250	223,752
4.88%, 01/15/28 (Call 01/15/23)	565	549,909
5.25%, 01/15/30 (Call 01/15/25)	265	260,132
5.50%, 05/15/27 (Call 05/31/22)	270	276,043
WW International Inc., 4.50%, 04/15/29 (Call 04/15/24)(a)(b)	160	126,842
ZipRecruiter Inc., 5.00%, 01/15/30 (Call 01/15/25)(a)	200	187,084

		13,830,283

Computers — 2.1%
Booz Allen Hamilton Inc.
3.88%, 09/01/28 (Call 09/01/23)(a)	175	161,618
4.00%, 07/01/29 (Call 07/01/24)(a)	205	189,387
Crowdstrike Holdings Inc., 3.00%, 02/15/29 (Call 02/15/24)	235	208,769
Diebold Nixdorf Inc.
8.50%, 04/15/24 (Call 05/31/22)(b)	150	98,778
9.38%, 07/15/25 (Call 07/15/22)(a)(b)	235	208,036
Exela Intermediate LLC/Exela Finance Inc., 11.50%, 07/15/26 (Call 12/01/22)(a)	372	137,417
NCR Corp.
5.00%, 10/01/28 (Call 10/01/23)(a)	210	200,279
5.13%, 04/15/29 (Call 04/15/24)(a)	430	406,857
5.25%, 10/01/30 (Call 10/01/25)(a)	160	150,298
5.75%, 09/01/27 (Call 09/01/22)(a)	130	125,581
6.13%, 09/01/29 (Call 09/01/24)(a)(b)	170	162,821

S C H E D U L E O F I N V E S T M E N T S	49

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® ESG Advanced High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers (continued)
Seagate HDD Cayman
3.13%, 07/15/29 (Call 01/15/24)	$180	$152,248
3.38%, 07/15/31 (Call 01/15/26)	195	158,358
4.09%, 06/01/29 (Call 03/01/29)	165	147,061
4.13%, 01/15/31 (Call 10/15/30)	185	161,006
4.75%, 06/01/23	120	120,698
4.75%, 01/01/25	145	144,535
4.88%, 03/01/24 (Call 01/01/24)	225	226,093
4.88%, 06/01/27 (Call 03/01/27)	175	170,012
5.75%, 12/01/34 (Call 06/01/34)	150	142,149
Unisys Corp., 6.88%, 11/01/27 (Call 11/01/23)(a)	155	155,442

		3,627,443

Cosmetics & Personal Care — 0.2%
Edgewell Personal Care Co.
4.13%, 04/01/29 (Call 04/01/24)(a)(b)	170	151,421
5.50%, 06/01/28 (Call 06/01/23)(a)(b)	260	251,589

		403,010

Distribution & Wholesale — 0.7%
Avient Corp.
5.25%, 03/15/23	150	151,050
5.75%, 05/15/25 (Call 05/31/22)(a)	215	217,062
IAA Inc., 5.50%, 06/15/27 (Call 06/15/22)(a)	150	146,753
KAR Auction Services Inc., 5.13%, 06/01/25 (Call 05/31/22)(a)	300	304,083
Ritchie Bros Holdings Inc., 4.75%, 12/15/31 (Call 12/15/26)(a)	225	224,923
Univar Solutions USA Inc., 5.13%, 12/01/27 (Call 12/01/22)(a)	190	183,160

		1,227,031

Diversified Financial Services — 4.2%
AerCap Holdings NV, 5.88%, 10/10/79 (Call 10/10/24)(b)(c)	50	47,392
Ally Financial Inc., 5.75%, 11/20/25 (Call 10/21/25)	375	385,376
Burford Capital Global Finance LLC, 6.25%, 04/15/28 (Call 04/15/24)(a)(b)	140	137,946
Coinbase Global Inc.
3.38%, 10/01/28 (Call 10/01/24)(a)	350	279,282
3.63%, 10/01/31 (Call 10/01/26)(a)	350	258,846
Global Aircraft Leasing Co. Ltd., 6.50%, 09/15/24 (Call 05/30/22), (7.25% PIK)(a)(d)	634	550,160
Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.00%, 08/15/28 (Call 08/15/24)(a)	350	318,930
LPL Holdings Inc.
4.00%, 03/15/29 (Call 03/15/24)(a)	280	255,055
4.38%, 05/15/31 (Call 05/15/26)(a)	170	155,569
4.63%, 11/15/27 (Call 11/15/22)(a)	135	128,345
Nationstar Mortgage Holdings Inc.
5.13%, 12/15/30 (Call 12/15/25)(a)(b)	240	208,891
5.50%, 08/15/28 (Call 08/15/23)(a)	288	263,056
5.75%, 11/15/31 (Call 11/15/26)(a)	220	195,281
6.00%, 01/15/27 (Call 01/15/23)(a)	180	174,769
OneMain Finance Corp.
3.50%, 01/15/27 (Call 01/15/24)(b)	240	211,229
3.88%, 09/15/28 (Call 09/15/24)	210	178,427
4.00%, 09/15/30 (Call 09/15/25)(b)	295	241,425
5.38%, 11/15/29 (Call 05/15/29)	250	224,567
5.63%, 03/15/23	160	161,560
6.13%, 03/15/24 (Call 09/15/23)(b)	455	456,706
6.63%, 01/15/28 (Call 07/15/27)(b)	275	271,868
6.88%, 03/15/25	435	439,233
7.13%, 03/15/26	525	534,376
8.88%, 06/01/25 (Call 06/01/22)	140	146,908

Security	Par (000)	Value

Diversified Financial Services (continued)
PennyMac Financial Services Inc.
4.25%, 02/15/29 (Call 02/15/24)(a)	$230	$185,320
5.38%, 10/15/25 (Call 10/15/22)(a)	240	228,096
5.75%, 09/15/31 (Call 09/15/26)(a)	160	132,739
SLM Corp.
3.13%, 11/02/26 (Call 10/02/26)(b)	175	160,057
4.20%, 10/29/25 (Call 09/29/25)	180	175,914

		7,107,323

Electric — 0.4%
FirstEnergy Transmission LLC
2.87%, 09/15/28 (Call 07/15/28)(a)	195	173,835
4.35%, 01/15/25 (Call 10/15/24)(a)	215	214,443
4.55%, 04/01/49 (Call 10/01/48)(a)	170	146,428
5.45%, 07/15/44 (Call 01/15/44)(a)	140	137,544

		672,250

Electrical Components & Equipment — 0.8%
Energizer Holdings Inc.
4.38%, 03/31/29 (Call 09/30/23)(a)	275	228,891
4.75%, 06/15/28 (Call 06/15/23)(a)	185	162,302
WESCO Distribution Inc.
7.13%, 06/15/25 (Call 06/15/22)(a)	460	477,590
7.25%, 06/15/28 (Call 06/15/23)(a)	445	462,453

		1,331,236

Electronics — 1.1%
Atkore Inc., 4.25%, 06/01/31 (Call 06/01/26)(a)	135	119,587
II-VI Inc., 5.00%, 12/15/29 (Call 12/14/24)(a)	315	295,451
Sensata Technologies BV
4.00%, 04/15/29 (Call 04/15/24)(a)	350	312,050
4.88%, 10/15/23(a)(b)	165	165,521
5.00%, 10/01/25(a)	235	233,172
5.63%, 11/01/24(a)(b)	150	151,980
Sensata Technologies Inc.
3.75%, 02/15/31 (Call 02/15/26)(a)	275	232,757
4.38%, 02/15/30 (Call 11/15/29)(a)	145	131,888
TTM Technologies Inc., 4.00%, 03/01/29 (Call 03/01/24)(a)	190	166,434

		1,808,840

Energy - Alternate Sources — 0.1%
Enviva Partners LP/Enviva Partners Finance Corp., 6.50%, 01/15/26 (Call 05/31/22)(a)	125	127,372
Sunnova Energy Corp., 5.88%, 09/01/26 (Call 09/01/23)(a)(b)	125	114,919

		242,291

Engineering & Construction — 0.6%
AECOM, 5.13%, 03/15/27 (Call 12/15/26)	330	326,350
Arcosa Inc., 4.38%, 04/15/29 (Call 04/15/24)(a)	170	155,346
Cellnex Finance Co SA, 3.88%, 07/07/41 (Call 04/07/41)(a)(b)	200	149,948
Dycom Industries Inc., 4.50%, 04/15/29 (Call 04/15/24)(a)	170	154,992
TopBuild Corp.
3.63%, 03/15/29 (Call 03/15/24)(a)(b)	140	121,995
4.13%, 02/15/32 (Call 10/15/26)(a)	185	159,984

		1,068,615

Entertainment — 2.3%
AMC Entertainment Holdings Inc.
7.50%, 02/15/29 (Call 02/15/25)(a)	320	295,488
10.00%, 06/15/26 (Call 06/15/23), (12.00% PIK)(a)(b)	525	439,430
Cedar Fair LP, 5.25%, 07/15/29 (Call 07/15/24)	164	155,278

50	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® ESG Advanced High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Entertainment (continued)
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op
5.38%, 04/15/27 (Call 05/31/22)	$220	$213,976
5.50%, 05/01/25 (Call 05/31/22)(a)	265	266,389
Cinemark USA Inc.
5.25%, 07/15/28 (Call 07/15/24)(a)(b)	250	221,230
5.88%, 03/15/26 (Call 03/15/23)(a)(b)	140	131,582
Lions Gate Capital Holdings LLC, 5.50%, 04/15/29 (Call 04/15/24)(a)(b)	345	305,560
Merlin Entertainments Ltd., 5.75%, 06/15/26 (Call 03/17/26)(a)	50	49,065
Motion Bondco DAC, 6.63%, 11/15/27 (Call 11/15/22)(a)(b)	200	184,134
SeaWorld Parks & Entertainment Inc., 5.25%, 08/15/29 (Call 08/15/24)(a)(b)	270	245,819
Six Flags Entertainment Corp.
4.88%, 07/31/24 (Call 05/31/22)(a)	245	244,101
5.50%, 04/15/27 (Call 05/31/22)(a)	185	181,524
Six Flags Theme Parks Inc., 7.00%, 07/01/25 (Call 07/01/22)(a)(b)	265	275,195
Vail Resorts Inc., 6.25%, 05/15/25 (Call 05/31/22)(a)(b)	170	174,796
WMG Acquisition Corp.
3.00%, 02/15/31 (Call 02/15/26)(a)	275	230,136
3.75%, 12/01/29 (Call 12/01/24)(a)(b)	175	156,900
3.88%, 07/15/30 (Call 07/15/25)(a)	185	166,605

		3,937,208

Environmental Control — 0.3%
Clean Harbors Inc., 4.88%, 07/15/27 (Call 07/15/22)(a)	184	181,648
Covanta Holding Corp, 4.88%, 12/01/29 (Call 12/01/24)(a)	225	204,383
Covanta Holding Corp., 5.00%, 09/01/30 (Call 09/01/25)	150	135,782

		521,813

Food — 2.4%
B&G Foods Inc.
5.25%, 04/01/25 (Call 05/31/22)	310	295,135
5.25%, 09/15/27 (Call 05/31/22)	209	191,400
Lamb Weston Holdings Inc.
4.13%, 01/31/30 (Call 01/31/25)(a)	325	289,877
4.38%, 01/31/32 (Call 01/31/27)(a)	235	210,983
4.88%, 05/15/28 (Call 11/15/27)(a)(b)	180	175,378
Post Holdings Inc.
4.50%, 09/15/31 (Call 09/15/26)(a)	610	508,740
4.63%, 04/15/30 (Call 04/15/25)(a)	555	474,653
5.50%, 12/15/29 (Call 12/15/24)(a)	425	386,287
5.63%, 01/15/28 (Call 12/01/22)(a)	307	290,545
5.75%, 03/01/27 (Call 05/16/22)(a)	193	190,916
TreeHouse Foods Inc., 4.00%, 09/01/28 (Call 09/01/23)	175	143,468
U.S. Foods Inc.
4.63%, 06/01/30 (Call 06/01/25)(a)	165	148,214
4.75%, 02/15/29 (Call 02/15/24)(a)(b)	300	276,951
6.25%, 04/15/25 (Call 05/31/22)(a)	335	344,444
United Natural Foods Inc., 6.75%, 10/15/28 (Call 10/15/23)(a)	188	188,641

		4,115,632

Food Service — 0.6%
Aramark Services Inc.
5.00%, 04/01/25 (Call 05/31/22)(a)(b)	175	174,050
5.00%, 02/01/28 (Call 02/01/23)(a)	400	373,184
6.38%, 05/01/25 (Call 05/31/22)(a)	500	508,940

		1,056,174

Forest Products & Paper — 0.2%
Glatfelter Corp., 4.75%, 11/15/29 (Call 11/01/24)(a)(b)	180	144,326

Security	Par (000)	Value

Forest Products & Paper (continued)
Mercer International Inc., 5.13%, 02/01/29 (Call 02/01/24)	$285	$265,144

		409,470

Health Care - Products — 1.0%
Avantor Funding Inc.
3.88%, 11/01/29 (Call 11/01/24)(a)	270	242,671
4.63%, 07/15/28 (Call 07/15/23)(a)	530	505,943
Hologic Inc.
3.25%, 02/15/29 (Call 09/28/23)(a)(b)	285	254,140
4.63%, 02/01/28 (Call 02/01/23)(a)(b)	150	147,072
Ortho-Clinical Diagnostics Inc./Ortho-Clinical Diagnostics SA, 7.25%, 02/01/28 (Call 02/01/23)(a)	140	142,258
Teleflex Inc.
4.25%, 06/01/28 (Call 06/01/23)(a)	165	155,460
4.63%, 11/15/27 (Call 11/15/22)(b)	200	195,594

		1,643,138

Health Care - Services — 7.3%
Acadia Healthcare Co. Inc.
5.00%, 04/15/29 (Call 10/15/23)(a)	145	137,482
5.50%, 07/01/28 (Call 07/01/23)(a)	190	185,003
Catalent Pharma Solutions Inc.
3.13%, 02/15/29 (Call 02/15/24)(a)	205	177,747
3.50%, 04/01/30 (Call 04/01/25)(a)	230	200,509
5.00%, 07/15/27 (Call 07/15/22)(a)	150	145,983
Centene Corp.
2.45%, 07/15/28 (Call 05/15/28)(b)	540	471,344
2.50%, 03/01/31 (Call 12/01/30)	495	411,350
2.63%, 08/01/31 (Call 05/01/31)	315	262,732
3.00%, 10/15/30 (Call 07/15/30)	515	446,762
3.38%, 02/15/30 (Call 02/15/25)	485	433,338
4.25%, 12/15/27 (Call 12/15/22)	560	543,178
4.63%, 12/15/29 (Call 12/15/24)	805	780,069
Charles River Laboratories International Inc.
3.75%, 03/15/29 (Call 03/15/24)(a)(b)	175	158,888
4.00%, 03/15/31 (Call 03/15/26)(a)(b)	200	178,736
4.25%, 05/01/28 (Call 05/01/23)(a)(b)	189	180,387
DaVita Inc.
3.75%, 02/15/31 (Call 02/15/26)(a)	510	415,528
4.63%, 06/01/30 (Call 06/01/25)(a)	930	810,765
Encompass Health Corp.
4.50%, 02/01/28 (Call 02/01/23)	290	267,009
4.63%, 04/01/31 (Call 04/01/26)	135	119,289
4.75%, 02/01/30 (Call 02/01/25)(b)	260	235,225
HCA Inc.
3.50%, 09/01/30 (Call 03/01/30)	695	623,033
5.38%, 02/01/25	735	756,080
5.38%, 09/01/26 (Call 03/01/26)	317	324,659
5.63%, 09/01/28 (Call 03/01/28)	460	475,433
5.88%, 05/01/23	300	309,657
5.88%, 02/15/26 (Call 08/15/25)(b)	430	445,471
5.88%, 02/01/29 (Call 08/01/28)	375	390,709
IQVIA Inc.
5.00%, 10/15/26 (Call 05/31/22)(a)	350	348,589
5.00%, 05/15/27 (Call 05/31/22)(a)	375	372,060
MEDNAX Inc., 5.38%, 02/15/30 (Call 02/15/25)(a)	135	126,540
ModivCare Inc., 5.88%, 11/15/25 (Call 11/15/22)(a)	190	186,325
Molina Healthcare Inc.
3.88%, 11/15/30 (Call 08/17/30)(a)	225	203,618
3.88%, 05/15/32 (Call 02/15/32)(a)	240	211,490
4.38%, 06/15/28 (Call 06/15/23)(a)(b)	275	256,894

S C H E D U L E O F I N V E S T M E N T S	51

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® ESG Advanced High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
Select Medical Corp., 6.25%, 08/15/26 (Call 08/15/22)(a)(b)	$400	$397,000
Surgery Center Holdings Inc., 10.00%, 04/15/27 (Call 05/31/22)(a)	185	193,456
Syneos Health Inc., 3.63%, 01/15/29 (Call 01/15/24)(a)(b)	175	154,880

		12,337,218

Holding Companies - Diversified — 0.2%
Compass Group Diversified Holdings LLC, 5.25%, 04/15/29 (Call 04/15/24)(a)	350	313,085

Home Builders — 1.1%
Ashton Woods USA LLC/Ashton Woods Finance Co., 4.63%, 04/01/30 (Call 04/01/25)(a)	150	122,657
Century Communities Inc.
3.88%, 08/15/29 (Call 02/15/29)(a)	165	139,148
6.75%, 06/01/27 (Call 06/01/22)(b)	160	161,702
Meritage Homes Corp.
3.88%, 04/15/29 (Call 10/15/28)(a)	155	139,033
6.00%, 06/01/25 (Call 03/01/25)	136	138,594
Picasso Finance Sub Inc., 6.13%, 06/15/25 (Call 06/15/22)(a)(b)	179	182,412
Taylor Morrison Communities Inc.
5.13%, 08/01/30 (Call 02/01/30)(a)	160	146,400
5.75%, 01/15/28 (Call 10/15/27)(a)	131	128,600
5.88%, 06/15/27 (Call 03/15/27)(a)	190	188,634
Thor Industries Inc., 4.00%, 10/15/29 (Call 10/15/24)(a)	175	147,824
TRI Pointe Group Inc./TRI Pointe Homes Inc., 5.88%, 06/15/24	130	131,808
Williams Scotsman International Inc., 4.63%, 08/15/28 (Call 08/15/23)(a)	181	171,581

		1,798,393

Home Furnishings — 0.3%
Tempur Sealy International Inc.
3.88%, 10/15/31 (Call 10/15/26)(a)(b)	275	228,308
4.00%, 04/15/29 (Call 04/15/24)(a)	280	242,889

		471,197

Household Products & Wares — 0.4%
ACCO Brands Corp., 4.25%, 03/15/29 (Call 03/15/24)(a)	185	161,735
Central Garden & Pet Co.
4.13%, 10/15/30 (Call 10/15/25)	200	173,328
4.13%, 04/30/31 (Call 04/30/26)(a)	115	98,665
Spectrum Brands Inc.
3.88%, 03/15/31 (Call 03/15/26)(a)(b)	175	147,264
5.75%, 07/15/25 (Call 05/31/22)	107	108,327

		689,319

Housewares — 0.8%
Newell Brands Inc.
4.10%, 04/01/23 (Call 02/01/23)	225	224,948
4.45%, 04/01/26 (Call 01/01/26)	675	667,541
4.88%, 06/01/25 (Call 05/01/25)(b)	190	192,191
5.63%, 04/01/36 (Call 10/01/35)	153	146,297
5.75%, 04/01/46 (Call 10/01/45)	220	204,943

		1,435,920

Insurance — 0.9%
Assurant Inc., 7.00%, 03/27/48 (Call 03/27/28)(c)	135	140,956
Liberty Mutual Group Inc.
4.13%, 12/15/51 (Call 09/15/26)(a)(b)(c)	175	159,731
4.30%, 02/01/61 (Call 02/01/26)(a)	480	361,579
MGIC Investment Corp., 5.25%, 08/15/28 (Call 08/15/23)	230	216,736
NMI Holdings Inc., 7.38%, 06/01/25 (Call 03/30/25)(a)	145	151,640

Security	Par (000)	Value

Insurance (continued)
Radian Group Inc.
4.50%, 10/01/24 (Call 07/01/24)	$105	$102,552
4.88%, 03/15/27 (Call 09/15/26)	175	167,451
6.63%, 03/15/25 (Call 09/15/24)	190	193,443

		1,494,088

Internet — 3.3%
Cablevision Lightpath LLC
3.88%, 09/15/27 (Call 09/15/23)(a)	200	176,158
5.63%, 09/15/28 (Call 09/15/23)(a)	100	85,861
Cars.com Inc., 6.38%, 11/01/28 (Call 11/01/23)(a)	150	140,781
Cogent Communications Group Inc., 3.50%, 05/01/26 (Call 02/01/26)(a)	190	180,842
Go Daddy Operating Co. LLC/GD Finance Co. Inc.
3.50%, 03/01/29 (Call 03/01/24)(a)	275	244,343
5.25%, 12/01/27 (Call 06/01/22)(a)	210	207,677
GrubHub Holdings Inc., 5.50%, 07/01/27 (Call 07/01/22)(a)	175	150,241
Netflix Inc.
3.63%, 06/15/25 (Call 03/15/25)(a)(b)	225	220,118
4.38%, 11/15/26	225	223,241
4.88%, 04/15/28	460	451,600
4.88%, 06/15/30 (Call 03/15/30)(a)(b)	260	254,306
5.38%, 11/15/29(a)	280	280,330
5.75%, 03/01/24	125	129,768
5.88%, 02/15/25(b)	250	259,567
5.88%, 11/15/28(b)	545	561,056
6.38%, 05/15/29(b)	210	223,045
NortonLifeLock Inc., 5.00%, 04/15/25 (Call 05/10/22)(a)	400	399,796
Rakuten Group Inc.
5.13%, (Call 04/22/26)(a)(b)(c)(e)	275	253,127
6.25%, (Call 04/22/31)(a)(c)(e)	325	306,920
TripAdvisor Inc., 7.00%, 07/15/25 (Call 07/15/22)(a)(b)	160	164,262
Twitter Inc.
3.88%, 12/15/27 (Call 09/15/27)(a)	260	255,055
5.00%, 03/01/30 (Call 12/01/29)(a)	340	347,602

		5,515,696

Iron & Steel — 0.7%
Cleveland-Cliffs Inc.
4.63%, 03/01/29 (Call 03/01/24)(a)	195	182,890
4.88%, 03/01/31 (Call 03/01/26)(a)(b)	165	153,488
5.88%, 06/01/27 (Call 06/01/22)(b)	185	185,261
6.75%, 03/15/26 (Call 05/31/22)(a)	265	277,776
Mineral Resources Ltd.
8.00%, 11/01/27(a)	90	89,620
8.13%, 05/01/27 (Call 05/31/22)(a)(b)	235	239,949
8.50%, 05/01/30(a)	125	123,989

		1,252,973

Leisure Time — 1.6%
Royal Caribbean Cruises Ltd, 5.38%, 07/15/27 (Call 10/15/26)(a)	337	309,676
Royal Caribbean Cruises Ltd.
3.70%, 03/15/28 (Call 12/15/27)(b)	190	159,646
4.25%, 07/01/26 (Call 01/01/26)(a)(b)	210	190,100
5.50%, 08/31/26 (Call 02/28/26)(a)	340	316,880
5.50%, 04/01/28 (Call 10/01/27)(a)	515	469,737
9.13%, 06/15/23 (Call 03/15/23)(a)	330	340,923
10.88%, 06/01/23 (Call 03/01/23)(a)	320	334,925
11.50%, 06/01/25 (Call 06/01/22)(a)	470	511,087

		2,632,974

52	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® ESG Advanced High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Lodging — 1.9%
Hilton Domestic Operating Co. Inc.
3.63%, 02/15/32 (Call 08/15/26)(a)	$500	$424,020
3.75%, 05/01/29 (Call 05/01/24)(a)(b)	270	245,411
4.00%, 05/01/31 (Call 05/01/26)(a)	355	318,545
4.88%, 01/15/30 (Call 01/15/25)	367	354,797
5.38%, 05/01/25 (Call 05/10/22)(a)(b)	205	208,159
5.75%, 05/01/28 (Call 05/01/23)(a)(b)	180	182,351
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc
4.88%, 07/01/31 (Call 07/01/26)(a)	145	126,887
5.00%, 06/01/29 (Call 06/01/24)(a)	310	279,471
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/27 (Call 05/16/22)	190	189,265
Marriott Ownership Resorts Inc., 4.50%, 06/15/29 (Call 06/15/24)(a)	170	151,518
Travel + Leisure Co.
3.90%, 03/01/23 (Call 12/01/22)	97	96,917
4.50%, 12/01/29 (Call 09/01/29)(a)(b)	185	164,028
6.00%, 04/01/27 (Call 01/01/27)	220	219,963
6.63%, 07/31/26 (Call 04/30/26)(a)	185	189,209

		3,150,541

Machinery — 0.6%
Mueller Water Products Inc., 4.00%, 06/15/29 (Call 06/15/24)(a)(b)	161	146,286
Stevens Holding Co. Inc., 6.13%, 10/01/26 (Call 10/01/23)(a)	125	126,766
Terex Corp., 5.00%, 05/15/29 (Call 05/15/24)(a)	220	202,250
Vertiv Group Corp., 4.13%, 11/15/28 (Call 11/15/24)(a)	305	265,817
Weir Group PLC (The), 2.20%, 05/13/26 (Call 04/13/26)(a)(b)	250	226,725
Welbilt Inc., 9.50%, 02/15/24 (Call 05/31/22)(b)	125	125,559

		1,093,403

Manufacturing — 0.3%
Gates Global LLC/Gates Corp., 6.25%, 01/15/26 (Call 05/31/22)(a)(b)	200	196,140
Hillenbrand Inc., 5.75%, 06/15/25 (Call 06/15/22)	130	131,925
Trinity Industries Inc., 4.55%, 10/01/24 (Call 07/01/24)	132	132,192

		460,257

Media — 9.5%
Cable One Inc., 4.00%, 11/15/30 (Call 11/15/25)(a)(b)	235	202,222
CSC Holdings LLC
3.38%, 02/15/31 (Call 02/15/26)(a)(b)	275	214,651
4.13%, 12/01/30 (Call 12/01/25)(a)(b)	200	165,442
4.50%, 11/15/31 (Call 11/15/26)(a)	375	308,520
4.63%, 12/01/30 (Call 12/01/25)(a)(b)	550	420,618
5.00%, 11/15/31 (Call 11/15/26)(a)	200	154,528
5.25%, 06/01/24	185	180,521
5.38%, 02/01/28 (Call 02/01/23)(a)	275	254,375
5.50%, 04/15/27 (Call 05/31/22)(a)	325	313,953
5.75%, 01/15/30 (Call 01/15/25)(a)	625	518,663
6.50%, 02/01/29 (Call 02/01/24)(a)	450	429,890
7.50%, 04/01/28 (Call 04/01/23)(a)	300	276,735
Diamond Sports Group LLC/Diamond Sports Finance Co.
5.38%, 08/15/26 (Call 08/15/22)(a)	800	292,072
6.63%, 08/15/27 (Call 08/15/22)(a)(b)	120	25,111
Gannett Holdings LLC, 6.00%, 11/01/26 (Call 11/01/23)(a)	135	122,931
GCI LLC, 4.75%, 10/15/28 (Call 10/15/23)(a)	190	175,418
Gray Escrow II Inc., 5.38%, 11/15/31 (Call 11/15/26)(a)	435	381,025
Gray Television Inc.
4.75%, 10/15/30 (Call 10/15/25)(a)(b)	285	247,910
5.88%, 07/15/26 (Call 05/31/22)(a)(b)	205	206,798

Security	Par (000)	Value

Media (continued)
7.00%, 05/15/27 (Call 05/15/22)(a)(b)	$275	$284,809
iHeartCommunications Inc.
4.75%, 01/15/28 (Call 01/15/23)(a)	180	163,469
5.25%, 08/15/27 (Call 08/15/22)(a)	255	239,233
6.38%, 05/01/26 (Call 05/16/22)	230	230,513
8.38%, 05/01/27 (Call 05/16/22)	510	504,834
McGraw-Hill Education Inc.
5.75%, 08/01/28 (Call 08/01/24)(a)	300	268,212
8.00%, 08/01/29 (Call 08/01/24)(a)	250	223,825
Nexstar Media Inc.
4.75%, 11/01/28 (Call 11/01/23)(a)(b)	365	332,325
5.63%, 07/15/27 (Call 07/15/22)(a)	535	520,913
Scripps Escrow II Inc.
3.88%, 01/15/29 (Call 01/15/24)(a)	210	186,593
5.38%, 01/15/31 (Call 01/15/26)(a)(b)	165	147,234
Scripps Escrow Inc., 5.88%, 07/15/27 (Call 07/15/22)(a)(b)	150	143,450
Sinclair Television Group Inc.
4.13%, 12/01/30 (Call 12/01/25)(a)	240	199,354
5.13%, 02/15/27 (Call 05/16/22)(a)	130	113,911
5.50%, 03/01/30 (Call 12/01/24)(a)	165	136,041
Sirius XM Radio Inc.
3.13%, 09/01/26 (Call 09/01/23)(a)(b)	345	317,831
3.88%, 09/01/31 (Call 09/01/26)(a)	505	427,013
4.00%, 07/15/28 (Call 07/15/24)(a)	680	614,876
4.13%, 07/01/30 (Call 07/01/25)(a)	505	443,920
5.00%, 08/01/27 (Call 08/01/22)(a)(b)	500	482,435
5.50%, 07/01/29 (Call 07/01/24)(a)	435	419,266
TEGNA Inc.
4.63%, 03/15/28 (Call 03/15/23)	365	351,455
4.75%, 03/15/26 (Call 03/15/23)(a)(b)	175	173,794
5.00%, 09/15/29 (Call 09/15/24)	335	325,221
Telenet Finance Luxembourg Notes Sarl, 5.50%, 03/01/28 (Call 12/01/22)(a)	400	382,232
Univision Communications Inc.
4.50%, 05/01/29 (Call 05/01/24)(a)(b)	355	318,691
5.13%, 02/15/25 (Call 05/10/22)(a)(b)	495	488,699
6.63%, 06/01/27 (Call 06/01/23)(a)	535	538,242
UPC Broadband Finco BV, 4.88%, 07/15/31 (Call 07/15/26)(a)	325	285,552
UPC Holding BV, 5.50%, 01/15/28 (Call 10/15/22)(a)	200	189,396
Videotron Ltd.
3.63%, 06/15/29 (Call 06/15/24)(a)	190	165,661
5.13%, 04/15/27 (Call 05/30/22)(a)(b)	230	225,432
5.38%, 06/15/24 (Call 03/15/24)(a)(b)	200	202,544
VZ Secured Financing BV, 5.00%, 01/15/32 (Call 01/15/27)(a)	525	458,582
Ziggo Bond Co. BV
5.13%, 02/28/30 (Call 02/15/25)(a)(b)	125	108,773
6.00%, 01/15/27 (Call 05/30/22)(a)(b)	150	147,338
Ziggo BV, 4.88%, 01/15/30 (Call 10/15/24)(a)	425	376,907

		16,029,959

Mining — 1.6%
Compass Minerals International Inc., 6.75%, 12/01/27 (Call 12/01/22)(a)	190	192,261
Constellium SE, 3.75%, 04/15/29 (Call 04/15/24)(a)(b)	250	215,747
FMG Resources August 2006 Pty Ltd.
4.38%, 04/01/31 (Call 01/01/31)(a)(b)	495	438,169
4.50%, 09/15/27 (Call 06/15/27)(a)	205	196,222
5.13%, 05/15/24 (Call 02/15/24)(a)(b)	255	258,343
5.88%, 04/15/30 (Call 01/15/30)(a)	245	243,104
6.13%, 04/15/32 (Call 01/15/32)(a)	285	283,147
Hecla Mining Co., 7.25%, 02/15/28 (Call 02/15/23)	150	151,548

S C H E D U L E O F I N V E S T M E N T S	53

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® ESG Advanced High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mining (continued)
Kaiser Aluminum Corp.
4.50%, 06/01/31 (Call 06/01/26)(a)(b)	$185	$159,211
4.63%, 03/01/28 (Call 03/01/23)(a)(b)	150	136,609
New Gold Inc., 7.50%, 07/15/27 (Call 07/15/23)(a)	140	139,978
Perenti Finance Pty Ltd., 6.50%, 10/07/25 (Call 10/07/22)(a)(b)	150	149,661
Taseko Mines Ltd., 7.00%, 02/15/26 (Call 02/15/23)(a)	120	119,026

		2,683,026

Office & Business Equipment — 0.5%
Pitney Bowes Inc., 6.88%, 03/15/27 (Call 03/15/24)(a)	130	120,133
Xerox Corp., 4.63%, 03/15/23 (Call 02/15/23)	310	310,000
Xerox Holdings Corp.
5.00%, 08/15/25 (Call 07/15/25)(a)(b)	295	283,203
5.50%, 08/15/28 (Call 07/15/28)(a)	225	202,642

		915,978

Office Furnishings — 0.1%
Steelcase Inc., 5.13%, 01/18/29 (Call 10/18/28)	162	157,956

Packaging & Containers — 2.6%
Ball Corp.
2.88%, 08/15/30 (Call 05/15/30)(b)	460	387,118
3.13%, 09/15/31 (Call 06/15/31)	280	234,758
4.00%, 11/15/23	295	295,525
4.88%, 03/15/26 (Call 12/15/25)	260	261,895
5.25%, 07/01/25	335	343,626
Berry Global Inc., 5.63%, 07/15/27 (Call 07/15/22)(a)	150	149,479
Cascades Inc./Cascades USA Inc., 5.38%, 01/15/28 (Call 01/15/23)(a)(b)	150	145,701
Graphic Packaging International LLC
3.50%, 03/15/28(a)	180	162,902
3.75%, 02/01/30 (Call 08/01/29)(a)	105	92,227
Intertape Polymer Group Inc., 4.38%, 06/15/29 (Call 06/15/24)(a)	115	118,273
OI European Group BV, 4.75%, 02/15/30 (Call 11/15/24)(a)	155	137,586
Owens-Brockway Glass Container Inc.
5.88%, 08/15/23(a)	185	187,679
6.63%, 05/13/27 (Call 05/15/23)(a)	210	208,641
Sealed Air Corp.
4.00%, 12/01/27 (Call 09/01/27)(a)	155	145,898
5.00%, 04/15/29(a)	86	85,335
5.13%, 12/01/24 (Call 09/01/24)(a)(b)	160	162,981
5.50%, 09/15/25 (Call 06/15/25)(a)(b)	130	133,669
6.88%, 07/15/33(a)	160	175,440
Silgan Holdings Inc., 4.13%, 02/01/28 (Call 10/01/22)	225	210,537
TriMas Corp., 4.13%, 04/15/29 (Call 04/15/24)(a)	150	134,571
Trivium Packaging Finance BV
5.50%, 08/15/26 (Call 08/15/22)(a)	350	338,278
8.50%, 08/15/27 (Call 08/15/22)(a)(b)	250	246,795

		4,358,914

Pharmaceuticals — 2.8%
180 Medical Inc., 3.88%, 10/15/29 (Call 10/07/24)(a)(b)	160	143,429
AdaptHealth LLC
4.63%, 08/01/29 (Call 02/01/24)(a)	175	149,095
5.13%, 03/01/30 (Call 03/01/25)(a)	220	189,297
Elanco Animal Health Inc., 6.40%, 08/28/28 (Call 05/28/28)	245	253,739
Herbalife Nutrition Ltd./HLF Financing Inc., 7.88%, 09/01/25 (Call 09/01/22)(a)	220	216,407
HLF Financing Sarl LLC/Herbalife International Inc., 4.88%, 06/01/29 (Call 06/01/24)(a)	210	169,462

Security	Par (000)	Value

Pharmaceuticals (continued)
Horizon Therapeutics USA Inc., 5.50%, 08/01/27 (Call 08/01/22)(a)	$200	$199,898
Jazz Securities DAC, 4.38%, 01/15/29 (Call 07/15/24)(a)	485	448,470
Option Care Health Inc., 4.38%, 10/31/29 (Call 10/31/24)(a)	185	166,124
Organon & Co./Organon Foreign Debt Co-Issuer BV
4.13%, 04/30/28 (Call 04/30/24)(a)	700	650,237
5.13%, 04/30/31 (Call 04/30/26)(a)(b)	675	610,490
Owens & Minor Inc.
4.50%, 03/31/29 (Call 03/31/24)(a)(b)	190	171,048
6.63%, 04/01/30 (Call 04/01/25)(a)	215	210,446
Perrigo Finance Unlimited Co.
3.90%, 12/15/24 (Call 09/15/24)(b)	200	196,160
3.90%, 06/15/30 (Call 03/15/30)	275	246,848
4.38%, 03/15/26 (Call 12/15/25)(b)	250	241,977
PRA Health Sciences Inc., 2.88%, 07/15/26 (Call 07/15/23)(a)(b)	150	138,897
Prestige Brands Inc.
3.75%, 04/01/31 (Call 04/01/26)(a)	215	182,475
5.13%, 01/15/28 (Call 01/15/23)(a)	175	167,643

		4,752,142

Real Estate — 1.4%
Cushman & Wakefield US Borrower LLC, 6.75%, 05/15/28 (Call 05/15/23)(a)	225	229,502
Howard Hughes Corp. (The)
4.13%, 02/01/29 (Call 02/01/24)(a)(b)	230	208,337
4.38%, 02/01/31 (Call 02/01/26)(a)	200	177,784
5.38%, 08/01/28 (Call 08/01/23)(a)	275	266,791
Kennedy-Wilson Inc.
4.75%, 03/01/29 (Call 03/01/24)	205	189,016
4.75%, 02/01/30 (Call 09/01/24)	225	202,959
5.00%, 03/01/31 (Call 03/01/26)	180	162,691
Newmark Group Inc., 6.13%, 11/15/23 (Call 10/15/23)(b)	205	209,416
Realogy Group LLC/Realogy Co-Issuer Corp.
4.88%, 06/01/23 (Call 03/01/23)(a)	120	119,611
5.25%, 04/15/30 (Call 04/15/25)(a)	355	287,660
5.75%, 01/15/29 (Call 01/15/24)(a)	290	244,035

		2,297,802

Real Estate Investment Trusts — 6.1%
Apollo Commercial Real Estate Finance Inc., 4.63%, 06/15/29 (Call 06/15/24)(a)	164	142,542
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL
4.50%, 04/01/27 (Call 10/01/23)(a)	265	240,185
5.75%, 05/15/26 (Call 05/15/22)(a)	290	281,471
HAT Holdings I LLC/HAT Holdings II LLC
3.38%, 06/15/26 (Call 03/15/26)(a)	325	299,790
6.00%, 04/15/25 (Call 05/31/22)(a)(b)	130	132,129
Iron Mountain Inc.
4.50%, 02/15/31 (Call 02/15/26)(a)	379	326,395
4.88%, 09/15/27 (Call 09/15/22)(a)(b)	340	323,772
4.88%, 09/15/29 (Call 09/15/24)(a)	360	330,145
5.00%, 07/15/28 (Call 07/15/23)(a)(b)	170	160,953
5.25%, 03/15/28 (Call 12/27/22)(a)	280	267,562
5.25%, 07/15/30 (Call 07/15/25)(a)	420	385,505
5.63%, 07/15/32 (Call 07/15/26)(a)	220	201,060
Iron Mountain Information Management Services Inc., 5.00%, 07/15/32 (Call 07/15/27)(a)(b)	250	220,760
iStar Inc.
4.25%, 08/01/25 (Call 05/01/25)(b)	215	205,108

54	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® ESG Advanced High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
4.75%, 10/01/24 (Call 07/01/24)	$255	$247,916
5.50%, 02/15/26 (Call 08/15/22)(b)	110	107,027
MPT Operating Partnership LP/MPT Finance Corp.
3.50%, 03/15/31 (Call 03/15/26)	400	340,396
4.63%, 08/01/29 (Call 08/01/24)	350	321,552
5.00%, 10/15/27 (Call 10/15/22)	475	455,743
5.25%, 08/01/26 (Call 05/31/22)	160	160,205
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
4.88%, 05/15/29 (Call 05/15/24)(a)	245	224,616
5.88%, 10/01/28 (Call 10/01/23)(a)	265	257,069
7.50%, 06/01/25 (Call 06/01/22)(a)	100	103,716
RHP Hotel Properties LP/RHP Finance Corp.
4.50%, 02/15/29 (Call 02/15/24)(a)	205	185,673
4.75%, 10/15/27 (Call 10/15/22)	256	238,769
SBA Communications Corp.
3.13%, 02/01/29 (Call 02/01/24)	515	441,545
3.88%, 02/15/27 (Call 02/15/23)	475	450,666
Starwood Property Trust Inc.
3.63%, 07/15/26 (Call 01/15/26)(a)	135	124,208
3.75%, 12/31/24 (Call 09/30/24)(a)	120	115,517
4.38%, 01/15/27 (Call 07/15/26)(a)	180	167,967
4.75%, 03/15/25 (Call 09/15/24)	170	167,860
Uniti Group LP/Uniti Fiber Holdings Inc./CSL Capital LLC
6.00%, 01/15/30 (Call 01/15/25)(a)	245	204,423
7.88%, 02/15/25 (Call 05/31/22)(a)	775	791,453
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC
4.75%, 04/15/28 (Call 04/15/24)(a)	180	160,861
6.50%, 02/15/29 (Call 02/15/24)(a)	380	327,621
VICI Properties LP/VICI Note Co. Inc.
3.50%, 02/15/25 (Call 05/31/22)(a)	175	168,268
3.88%, 02/15/29(a)	160	145,475
4.50%, 09/01/26(a)	110	105,679
4.63%, 06/15/25(a)	160	157,099
5.63%, 05/01/24(a)	245	246,931
5.75%, 02/01/27(a)	145	145,004
XHR LP
4.88%, 06/01/29 (Call 06/01/24)(a)(b)	225	207,621
6.38%, 08/15/25 (Call 08/15/22)(a)	140	141,856

		10,430,113

Retail — 5.0%
1011778 BC ULC/New Red Finance Inc.
3.50%, 02/15/29 (Call 02/15/24)(a)	280	247,372
3.88%, 01/15/28 (Call 09/15/22)(a)	530	487,600
4.00%, 10/15/30 (Call 10/15/25)(a)	965	825,451
4.38%, 01/15/28 (Call 11/15/22)(a)	245	224,672
5.75%, 04/15/25 (Call 05/30/22)(a)(b)	180	183,983
Asbury Automotive Group Inc.
4.50%, 03/01/28 (Call 03/01/23)	185	172,409
4.63%, 11/15/29 (Call 11/15/24)(a)(b)	240	216,223
4.75%, 03/01/30 (Call 03/01/25)	145	129,991
5.00%, 02/15/32 (Call 11/15/26)(a)(b)	195	173,856
Bed Bath & Beyond Inc., 5.17%, 08/01/44 (Call 02/01/44)	240	133,560
Dave & Buster’s Inc., 7.63%, 11/01/25 (Call 11/01/22)(a)(b)	144	149,289
Foot Locker Inc., 4.00%, 10/01/29 (Call 10/01/24)(a)(b)	150	124,917
Gap Inc. (The)
3.63%, 10/01/29 (Call 10/01/24)(a)(b)	265	215,713
3.88%, 10/01/31 (Call 10/01/26)(a)(b)	245	196,039
Group 1 Automotive Inc., 4.00%, 08/15/28 (Call 08/15/23)(a)(b)	275	247,371

Security	Par (000)	Value

Retail (continued)
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.75%, 06/01/27 (Call 06/01/22)(a)	$255	$254,398
Lithia Motors Inc.
3.88%, 06/01/29 (Call 06/01/24)(a)	325	295,227
4.38%, 01/15/31 (Call 10/15/25)(a)(b)	145	133,757
4.63%, 12/15/27 (Call 12/15/22)(a)(b)	100	96,504
Macy’s Retail Holdings LLC
5.88%, 04/01/29 (Call 04/01/24)(a)(b)	155	147,624
5.88%, 03/15/30 (Call 03/15/25)(a)	145	136,191
6.13%, 03/15/32 (Call 03/15/27)(a)	160	148,374
Michaels Companies Inc (The)
5.25%, 05/01/28 (Call 11/01/23)(a)	290	249,354
7.88%, 05/01/29 (Call 05/01/24)(a)(b)	435	345,316
Nordstrom Inc.
4.25%, 08/01/31 (Call 05/01/31)	135	115,426
4.38%, 04/01/30 (Call 01/01/30)	175	154,046
5.00%, 01/15/44 (Call 07/15/43)(b)	325	266,500
Party City Holdings Inc., 8.75%, 02/15/26 (Call 08/15/23)(a)	260	238,836
Rite Aid Corp.
7.50%, 07/01/25 (Call 07/01/22)(a)	210	180,119
8.00%, 11/15/26 (Call 01/15/23)(a)(b)	285	239,366
Sally Holdings LLC/Sally Capital Inc., 5.63%, 12/01/25 (Call 05/31/22)(b)	230	230,609
Sonic Automotive Inc.
4.63%, 11/15/29 (Call 11/15/24)(a)	200	170,810
4.88%, 11/15/31 (Call 11/15/26)(a)	185	157,822
Yum! Brands Inc.
3.63%, 03/15/31 (Call 12/15/30)	365	313,849
4.63%, 01/31/32 (Call 10/01/26)(b)	360	328,558
4.75%, 01/15/30 (Call 10/15/29)(a)	280	266,168
5.38%, 04/01/32 (Call 04/01/27)	340	325,135

		8,522,435

Semiconductors — 0.6%
Amkor Technology Inc., 6.63%, 09/15/27 (Call 05/31/22)(a)	175	178,672
ams-OSRAM AG, 7.00%, 07/31/25 (Call 07/31/22)(a)(b)	150	151,731
Entegris Inc.
3.63%, 05/01/29 (Call 05/01/24)(a)(b)	175	153,970
4.38%, 04/15/28 (Call 04/15/23)(a)(b)	105	97,721
ON Semiconductor Corp., 3.88%, 09/01/28 (Call 09/01/23)(a)(b)	235	218,315
Synaptics Inc., 4.00%, 06/15/29 (Call 06/15/24)(a)	155	136,574

		936,983

Software — 3.2%
ACI Worldwide Inc., 5.75%, 08/15/26 (Call 05/31/22)(a)	165	167,254
Black Knight InfoServ LLC, 3.63%, 09/01/28 (Call 09/01/23)(a)	340	315,649
Camelot Finance SA, 4.50%, 11/01/26 (Call 11/01/22)(a)	250	236,205
CDK Global Inc.
4.88%, 06/01/27 (Call 06/01/22)	220	221,650
5.00%, 10/15/24 (Call 07/15/24)	170	175,460
5.25%, 05/15/29 (Call 05/15/24)(a)	120	120,906
Clarivate Science Holdings Corp.
3.88%, 07/01/28 (Call 06/30/24)(a)	305	271,590
4.88%, 07/01/29 (Call 06/30/24)(a)(b)	310	273,857
Consensus Cloud Solutions Inc., 6.50%, 10/15/28 (Call 10/15/26)(a)	160	150,206
Elastic NV, 4.13%, 07/15/29 (Call 07/15/24)(a)(b)	175	156,888
Fair Isaac Corp.
4.00%, 06/15/28 (Call 12/15/22)(a)	285	260,527

S C H E D U L E O F I N V E S T M E N T S	55

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® ESG Advanced High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
5.25%, 05/15/26 (Call 02/15/26)(a)(b)	$150	$150,792
MicroStrategy Inc., 6.13%, 06/15/28 (Call 06/15/24)(a)(b)	170	156,446
Open Text Corp.
3.88%, 02/15/28 (Call 02/15/23)(a)	305	278,035
3.88%, 12/01/29 (Call 12/01/24)(a)	330	293,410
Open Text Holdings Inc.
4.13%, 02/15/30 (Call 02/15/25)(a)	300	267,159
4.13%, 12/01/31 (Call 12/01/26)(a)	202	175,395
PTC Inc.
3.63%, 02/15/25 (Call 05/31/22)(a)	159	154,709
4.00%, 02/15/28 (Call 02/15/23)(a)	205	190,757
Rackspace Technology Global Inc.
3.50%, 02/15/28 (Call 02/15/24)(a)(b)	200	173,082
5.38%, 12/01/28 (Call 12/01/23)(a)	185	150,954
SS&C Technologies Inc., 5.50%, 09/30/27 (Call 05/31/22)(a)	645	632,809
Twilio Inc.
3.63%, 03/15/29 (Call 03/15/24)	140	123,395
3.88%, 03/15/31 (Call 03/15/26)(b)	190	162,402
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 02/01/29 (Call 02/01/24)(a)	245	216,803

		5,476,340

Telecommunications — 7.9%
Avaya Inc., 6.13%, 09/15/28 (Call 09/15/23)(a)	355	328,162
Ciena Corp., 4.00%, 01/31/30 (Call 01/31/25)(a)(b)	170	154,931
CommScope Inc.
4.75%, 09/01/29 (Call 09/01/24)(a)	430	360,387
6.00%, 03/01/26 (Call 05/31/22)(a)	510	482,236
7.13%, 07/01/28 (Call 07/01/23)(a)(b)	275	219,563
8.25%, 03/01/27 (Call 05/31/22)(a)	340	289,010
CommScope Technologies LLC
5.00%, 03/15/27 (Call 05/10/22)(a)(b)	255	200,022
6.00%, 06/15/25 (Call 05/10/22)(a)	401	351,882
Consolidated Communications Inc.
5.00%, 10/01/28 (Call 10/01/23)(a)	145	118,607
6.50%, 10/01/28 (Call 10/01/23)(a)(b)	255	221,536
DKT Finance ApS, 9.38%, 06/17/23 (Call 05/10/22)(a)	100	99,662
Embarq Corp., 8.00%, 06/01/36	485	436,718
Hughes Satellite Systems Corp.
5.25%, 08/01/26	270	264,198
6.63%, 08/01/26(b)	265	265,276
Level 3 Financing Inc.
3.63%, 01/15/29 (Call 01/15/24)(a)	260	211,591
3.75%, 07/15/29 (Call 01/15/24)(a)	245	198,991
4.25%, 07/01/28 (Call 07/01/23)(a)	500	423,025
4.63%, 09/15/27 (Call 09/15/22)(a)	550	495,517
5.25%, 03/15/26 (Call 05/31/22)	200	194,878
Lumen Technologies Inc.
4.00%, 02/15/27 (Call 02/15/23)(a)(b)	500	444,710
4.50%, 01/15/29 (Call 01/15/24)(a)	310	245,402
5.13%, 12/15/26 (Call 12/15/22)(a)(b)	425	385,101
5.38%, 06/15/29 (Call 06/15/24)(a)	500	408,110
5.63%, 04/01/25 (Call 01/01/25)	160	155,944
Series P, 7.60%, 09/15/39	160	139,832
Series U, 7.65%, 03/15/42(b)	160	142,003
Series W, 6.75%, 12/01/23	200	203,372
Series Y, 7.50%, 04/01/24 (Call 01/01/24)	325	333,824
Nokia OYJ
4.38%, 06/12/27(b)	197	191,685
6.63%, 05/15/39	155	178,921
Plantronics Inc., 4.75%, 03/01/29 (Call 03/01/24)(a)(b)	165	167,638

Security	Par/ Shares (000)	Value

Telecommunications (continued)
Switch Ltd.
3.75%, 09/15/28 (Call 09/15/23)(a)	$210	$196,946
4.13%, 06/15/29 (Call 06/15/24)(a)	165	157,941
Telecom Italia Capital SA
6.00%, 09/30/34	385	329,583
6.38%, 11/15/33	335	296,311
7.20%, 07/18/36	345	311,707
7.72%, 06/04/38	315	295,678
Telecom Italia SpA/Milano, 5.30%, 05/30/24(a)	525	514,626
United States Cellular Corp., 6.70%, 12/15/33(b)	175	179,435
Viavi Solutions Inc., 3.75%, 10/01/29 (Call 10/01/24)(a)	135	121,395
Vodafone Group PLC
3.25%, 06/04/81 (Call 06/04/26)(c)	190	172,471
4.13%, 06/04/81 (Call 03/04/31)(c)	355	306,621
5.13%, 06/04/81 (Call 12/04/50)(c)	315	262,282
7.00%, 04/04/79 (Call 01/04/29)(c)	640	677,664
Windstream Escrow LLC/Windstream Escrow Finance Corp., 7.75%, 08/15/28 (Call 08/15/23)(a)	470	450,321
Zayo Group Holdings Inc.
4.00%, 03/01/27 (Call 05/31/22)(a)(b)	485	423,424
6.13%, 03/01/28 (Call 03/01/23)(a)	385	322,857

		13,331,996

Trucking & Leasing — 0.1%
AerCap Global Aviation Trust, 6.50%, 06/15/45 (Call 06/15/25)(a)(c)	125	122,576

Total Corporate Bonds & Notes — 96.8% (Cost: $179,811,824)		164,109,401

Short-Term Investments

Money Market Funds — 20.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.38%(f)(g)(h)	31,862	31,862,409
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.34%(f)(g)	3,555	3,555,000

		35,417,409

Total Short-Term Investments — 20.9% (Cost: $35,415,524)		35,417,409

Total Investments in Securities — 117.7% (Cost: $215,227,348)		199,526,810

Other Assets, Less Liabilities — (17.7)%		(29,955,625)

Net Assets — 100.0%		$169,571,185

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(e)	Perpetual security with no stated maturity date.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

56	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® ESG Advanced High Yield Corporate Bond ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/22	Shares Held at 04/30/22 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$14,924,087	$16,948,450	(a)	$—	$(10,993)	$865	$31,862,409	31,862	$30,535	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,065,000	1,490,000	(a)	—	—	—	3,555,000	3,555	1,234		—

					$(10,993)	$865	$35,417,409		$31,769		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Corporate Bonds & Notes	$—	$164,109,401	$—	$164,109,401
Money Market Funds	35,417,409	—	—	35,417,409

	$35,417,409	$164,109,401	$—	$199,526,810

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	57

Schedule of Investments (unaudited) April 30, 2022	iShares® Fallen Angels USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Aerospace & Defense — 6.0%
Bombardier Inc.
6.00%, 02/15/28 (Call 02/15/24)(a)	$3,750	$3,260,587
7.45%, 05/01/34(a)(b)	12,439	12,212,983
Hexcel Corp.
4.20%, 02/15/27 (Call 11/15/26)(b)	10,964	10,758,535
4.95%, 08/15/25 (Call 05/15/25)	8,733	8,867,139
Howmet Aerospace Inc.
5.13%, 10/01/24 (Call 07/01/24)(b)	33,264	33,842,461
5.90%, 02/01/27	19,468	19,996,361
5.95%, 02/01/37(b)	18,852	19,072,380
6.75%, 01/15/28	8,624	9,125,917
6.88%, 05/01/25 (Call 04/01/25)(b)	17,423	18,413,497
Leonardo U.S. Holdings Inc., 6.25%, 01/15/40(a)(b)	3,361	3,595,699
Rolls-Royce PLC, 3.63%, 10/14/25 (Call 07/14/25)(a)(b)	28,994	27,147,372
Spirit AeroSystems Inc.
3.85%, 06/15/26 (Call 03/15/26)(b)	8,800	8,246,744
3.95%, 06/15/23 (Call 05/15/23)(b)	7,444	7,294,376
4.60%, 06/15/28 (Call 03/15/28)(b)	20,359	17,595,266

		199,429,317

Airlines — 4.1%
American Airlines Inc., 11.75%, 07/15/25(a)	1,000	1,152,330
American Airlines Inc./AAdvantage Loyalty IP Ltd.
5.50%, 04/20/26(a)(b)	5,775	5,723,660
5.75%, 04/20/29(a)	4,600	4,438,034
American Airlines Pass Through Trust
Series 2013-1, Class A, 4.00%, 01/15/27	5,714	5,377,518
Series 2014-1, Class A, 3.70%, 04/01/28	12,987	12,282,238
Series 2015-1, Class A, 3.38%, 11/01/28(b)	19,093	17,783,707
Series 2016-1, Class A, 4.10%, 07/15/29(b)	5,244	4,723,900
Series 2016-2, Class A, 3.65%, 12/15/29(b)	5,330	4,653,464
Delta Air Lines Inc.
2.90%, 10/28/24 (Call 09/28/24)(b)	27,323	26,092,645
3.75%, 10/28/29 (Call 07/28/29)(b)	18,604	16,424,727
3.80%, 04/19/23 (Call 03/19/23)(b)	9,521	9,502,244
4.38%, 04/19/28 (Call 01/19/28)(b)	12,843	12,022,332
Hawaiian Airlines Pass Through Certificates, Series 2013-1, Class A, 3.90%, 07/15/27	5,692	5,119,182
U.S. Airways Pass Through Trust
Series 2012-2, Class A, 4.63%, 12/03/26(b)	2,511	2,408,954
Series 2013-1, Class A, 3.95%, 05/15/27(b)	7,140	6,838,002

		134,542,937

Apparel — 0.4%
Under Armour Inc., 3.25%, 06/15/26 (Call 03/15/26)(b)	15,654	14,456,313

Auto Manufacturers — 3.0%
Ford Holdings LLC, 9.30%, 03/01/30	1,400	1,639,120
Ford Motor Co.
4.35%, 12/08/26 (Call 09/08/26)(b)	7,452	7,153,324
4.75%, 01/15/43(b)	9,750	7,851,870
5.29%, 12/08/46 (Call 06/08/46)(b)	6,108	5,250,864
6.38%, 02/01/29(b)	1,117	1,128,092
6.63%, 10/01/28(b)	2,301	2,388,783
7.40%, 11/01/46(b)	2,025	2,182,099
7.45%, 07/16/31	5,546	6,051,352
Ford Motor Credit Co. LLC
3.10%, 05/04/23	4,305	4,257,387
3.66%, 09/08/24(b)	3,745	3,634,785
3.81%, 01/09/24 (Call 11/09/23)(b)	3,791	3,734,666

Security	Par (000)	Value

Auto Manufacturers (continued)
3.82%, 11/02/27 (Call 08/02/27)	$3,591	$3,267,882
4.06%, 11/01/24 (Call 10/01/24)(b)	7,493	7,333,399
4.13%, 08/04/25	6,800	6,584,304
4.27%, 01/09/27 (Call 11/09/26)(b)	4,563	4,316,826
4.38%, 08/06/23	4,907	4,911,662
4.39%, 01/08/26(b)	5,761	5,556,196
4.54%, 08/01/26 (Call 06/01/26)	3,910	3,754,890
4.69%, 06/09/25 (Call 04/09/25)	3,168	3,105,559
4.95%, 05/28/27 (Call 04/28/27)	1,750	1,701,350
5.11%, 05/03/29 (Call 02/03/29)(b)	7,400	7,012,684
5.58%, 03/18/24 (Call 02/18/24)(b)	7,284	7,360,409

		100,177,503

Auto Parts & Equipment — 1.1%
Goodyear Tire & Rubber Co. (The), 7.00%, 03/15/28	4,168	4,239,315
ZF North America Capital Inc., 4.75%, 04/29/25(a)(b)	31,341	30,656,826

		34,896,141

Banks — 8.1%
Commerzbank AG, 8.13%, 09/19/23(a)(b)	25,502	26,676,112
Deutsche Bank AG
4.30%, 05/24/28 (Call 05/24/23), (5 year USD Swap + 2.248%)(c)	38,486	37,765,542
4.50%, 04/01/25(b)	47,121	46,171,512
Dresdner Funding Trust I, 8.15%, 06/30/31 (Call 06/30/29)(a)	29,209	35,123,531
Intesa Sanpaolo SpA, 5.02%, 06/26/24(a)(b)	58,124	57,131,823
UniCredit SpA
5.86%, 06/19/32 (Call 06/19/27)(a)(b)(c)	29,092	27,738,640
7.30%, 04/02/34 (Call 04/02/29)(a)(b)(c)	36,410	36,927,386

		267,534,546

Chemicals — 1.3%
HB Fuller Co., 4.00%, 02/15/27 (Call 11/15/26)(b)	8,476	8,000,835
Methanex Corp.
4.25%, 12/01/24 (Call 09/01/24)	8,723	8,588,840
5.25%, 12/15/29 (Call 09/15/29)(b)	20,400	19,502,196
5.65%, 12/01/44 (Call 06/01/44)	8,699	7,694,353

		43,786,224

Commercial Services — 0.9%
ADT Security Corp. (The), 4.13%, 06/15/23(b)	17,167	17,055,758
S&P Global Inc.
4.25%, 05/01/29 (Call 02/01/29)(a)	4,000	4,024,080
4.75%, 08/01/28 (Call 05/01/28)(a)	7,250	7,511,072

		28,590,910

Computers — 2.9%
Seagate HDD Cayman
4.09%, 06/01/29 (Call 03/01/29)	14,597	13,010,014
4.13%, 01/15/31 (Call 10/15/30)	14,607	12,712,472
4.75%, 06/01/23(b)	13,415	13,493,075
4.75%, 01/01/25(b)	15,265	15,215,999
4.88%, 03/01/24 (Call 01/01/24)(b)	13,047	13,110,409
4.88%, 06/01/27 (Call 03/01/27)(b)	14,852	14,428,718
5.75%, 12/01/34 (Call 06/01/34)(b)	14,009	13,275,769

		95,246,456

Cosmetics & Personal Care — 0.4%
Avon Products Inc.
6.50%, 03/15/23(b)	5,000	5,166,200
8.45%, 03/15/43(b)	5,802	6,690,634

		11,856,834

58	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Fallen Angels USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services — 0.6%
Brightsphere Investment Group Inc., 4.80%, 07/27/26	$8,001	$7,442,210
Navient Corp., 5.63%, 08/01/33	17,233	13,927,366

		21,369,576

Electric — 3.3%
FirstEnergy Corp.
2.05%, 03/01/25 (Call 02/01/25)	4,011	3,782,533
2.65%, 03/01/30 (Call 12/01/29)	7,844	6,665,282
Series A, 1.60%, 01/15/26 (Call 12/15/25)	3,950	3,575,777
Series B, 2.25%, 09/01/30 (Call 06/01/30)	6,063	5,062,544
Series B, 4.15%, 07/15/27 (Call 04/15/27)(b)	18,618	18,065,604
Series C, 3.40%, 03/01/50 (Call 09/01/49)	10,928	8,138,628
Series C, 5.35%, 07/15/47 (Call 01/15/47)(b)	12,690	11,858,678
Series C, 7.38%, 11/15/31	20,339	23,383,138
FirstEnergy Transmission LLC
4.35%, 01/15/25 (Call 10/15/24)(a)	7,693	7,673,075
4.55%, 04/01/49 (Call 10/01/48)(a)(b)	6,446	5,552,198
5.45%, 07/15/44 (Call 01/15/44)(a)	5,125	5,035,108
Midland Cogeneration Venture LP, 6.00%, 03/15/25(a)(b)	775	785,080
Panoche Energy Center LLC, 6.89%, 07/31/29(a)(b)	217	204,097
TransAlta Corp., 6.50%, 03/15/40	8,654	8,666,462

		108,448,204

Energy - Alternate Sources — 0.7%
Topaz Solar Farms LLC, 5.75%, 09/30/39(a)(b)	21,632	21,950,359

Engineering & Construction — 0.8%
Fluor Corp.
3.50%, 12/15/24 (Call 09/15/24)(b)	10,999	10,807,177
4.25%, 09/15/28 (Call 06/15/28)(b)	17,487	16,622,443

		27,429,620

Entertainment — 1.0%
Resorts World Las Vegas LLC
4.63%, 04/16/29(d)	29,070	25,472,878
4.63%, 04/06/31 (Call 01/06/31)(a)(b)	10,200	8,671,632

		34,144,510

Food — 0.3%
Kraft Heinz Foods Co.
4.63%, 01/30/29 (Call 10/30/28)	650	651,573
6.38%, 07/15/28(b)	650	708,968
Safeway Inc., 7.25%, 02/01/31(b)	7,010	7,290,540

		8,651,081

Forest Products & Paper — 0.0%
Domtar Corp., 6.25%, 09/01/42	1,411	1,010,784

Health Care - Services — 1.1%
HCA Inc.
3.50%, 09/01/30 (Call 03/01/30)(b)	2,500	2,241,125
5.63%, 09/01/28 (Call 03/01/28)(b)	2,500	2,583,875
7.05%, 12/01/27(b)	2,993	3,298,945
7.50%, 11/15/95	5,441	6,315,967
7.69%, 06/15/25(b)	7,884	8,524,260
8.36%, 04/15/24	1,641	1,760,514
Tenet Healthcare Corp.
6.13%, 10/01/28 (Call 10/01/23)(a)(b)	2,000	1,918,800
6.88%, 11/15/31	9,593	9,939,211

		36,582,697

Housewares — 3.1%
Newell Brands Inc.
4.00%, 12/01/24 (Call 09/01/24)	5,052	5,029,013
4.10%, 04/01/23 (Call 02/01/23)(b)	12,526	12,523,119

Security	Par (000)	Value

Housewares (continued)
4.45%, 04/01/26 (Call 01/01/26)(b)	$58,085	$57,443,161
5.63%, 04/01/36 (Call 10/01/35)	11,742	11,227,583
5.75%, 04/01/46 (Call 10/01/45)	18,067	16,830,495

		103,053,371

Insurance — 1.0%
Genworth Holdings Inc., 6.50%, 06/15/34	8,636	8,045,643
Liberty Mutual Group Inc., 7.80%, 03/07/87(a)(b)	12,605	16,099,988
MBIA Inc., 5.70%, 12/01/34(b)	1,456	1,368,116
Provident Financing Trust I, 7.41%, 03/15/38(b)	5,746	6,447,012

		31,960,759

Iron & Steel — 0.7%
Allegheny Ludlum LLC, 6.95%, 12/15/25(b)	2,872	2,973,123
Cleveland-Cliffs Inc., 6.25%, 10/01/40(b)	7,629	7,367,173
United States Steel Corp.
6.65%, 06/01/37(b)	10,209	9,960,104
6.88%, 03/01/29 (Call 03/01/24)(b)	1,500	1,525,605

		21,826,005

Leisure Time — 3.1%
Carnival Corp.
4.00%, 08/01/28 (Call 05/01/28)(a)	1,250	1,125,425
6.65%, 01/15/28	5,242	4,880,302
Carnival PLC, 7.88%, 06/01/27	5,246	5,696,579
Royal Caribbean Cruises Ltd.
3.70%, 03/15/28 (Call 12/15/27)(b)	15,130	12,712,831
7.50%, 10/15/27	8,709	8,851,218
10.88%, 06/01/23 (Call 03/01/23)(a)	25,045	26,213,099
11.50%, 06/01/25 (Call 06/01/22)(a)	40,690	44,247,120

		103,726,574

Lodging — 1.5%
Genting New York LLC, 3.30%, 02/15/26 (Call 01/15/26)(a)(b)	15,243	13,969,600
Travel + Leisure Co.
3.90%, 03/01/23 (Call 12/01/22)	3,500	3,497,025
5.65%, 04/01/24 (Call 02/01/24)(b)	8,727	8,816,539
6.00%, 04/01/27 (Call 01/01/27)	11,603	11,601,027
6.60%, 10/01/25 (Call 07/01/25)(b)	10,238	10,646,599

		48,530,790

Manufacturing — 0.7%
Hillenbrand Inc., 5.00%, 09/15/26 (Call 07/15/26)	10,999	10,754,382
Trinity Industries Inc., 4.55%, 10/01/24 (Call 07/01/24)(b)	11,650	11,666,893

		22,421,275

Media — 1.0%
Belo Corp.
7.25%, 09/15/27(b)	6,522	7,234,137
7.75%, 06/01/27(b)	5,246	5,945,554
Liberty Interactive LLC
8.25%, 02/01/30(b)	14,711	12,913,904
8.50%, 07/15/29(b)	8,346	7,560,892

		33,654,487

Office & Business Equipment — 1.2%
Pitney Bowes Inc., 4.63%, 03/15/24 (Call 12/15/23)(b)	7,336	7,234,103
Xerox Corp.
3.80%, 05/15/24(b)	8,755	8,650,553
4.63%, 03/15/23 (Call 02/15/23)	8,000	8,000,000
4.80%, 03/01/35	7,374	5,821,699
6.75%, 12/15/39	10,033	9,294,471

		39,000,826

S C H E D U L E O F I N V E S T M E N T S	59

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Fallen Angels USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Office Furnishings — 0.4%
Steelcase Inc., 5.13%, 01/18/29 (Call 10/18/28)	$12,050	$11,749,232

Oil & Gas — 8.5%
Apache Corp.
4.25%, 01/15/30 (Call 10/15/29)(b)	12,514	11,675,061
4.25%, 01/15/44 (Call 07/15/43)(b)	5,619	4,496,661
4.38%, 10/15/28 (Call 07/15/28)	12,000	11,280,000
4.75%, 04/15/43 (Call 10/15/42)(b)	9,364	8,069,427
5.10%, 09/01/40 (Call 03/01/40)(b)	31,142	28,184,756
5.25%, 02/01/42 (Call 08/01/41)(b)	8,672	8,000,180
5.35%, 07/01/49 (Call 01/01/49)	8,618	7,600,559
6.00%, 01/15/37	10,495	10,867,153
7.38%, 08/15/47(b)	2,872	3,073,672
7.75%, 12/15/29	5,171	5,833,095
EQT Corp., 6.63%, 02/01/25 (Call 01/01/25)	7,750	8,071,470
Global Marine Inc., 7.00%, 06/01/28	7,688	5,408,431
Murphy Oil Corp.
6.38%, 12/01/42 (Call 06/01/42)	10,159	9,189,730
7.05%, 05/01/29	7,228	7,453,514
Occidental Petroleum Corp.
3.00%, 02/15/27 (Call 11/15/26)(b)	3,691	3,439,606
3.20%, 08/15/26 (Call 06/15/26)	4,921	4,626,183
3.40%, 04/15/26 (Call 01/15/26)	4,870	4,636,727
3.50%, 08/15/29 (Call 05/15/29)(b)	8,296	7,792,267
4.10%, 02/15/47 (Call 08/15/46)	3,981	3,311,953
4.20%, 03/15/48 (Call 09/15/47)	5,418	4,492,497
4.30%, 08/15/39 (Call 02/15/39)	4,252	3,624,320
4.40%, 04/15/46 (Call 10/15/45)	5,690	4,896,529
4.40%, 08/15/49 (Call 02/15/49)	3,978	3,363,160
4.50%, 07/15/44 (Call 01/15/44)(b)	3,480	2,990,016
4.63%, 06/15/45 (Call 12/15/44)	3,821	3,285,869
5.55%, 03/15/26 (Call 12/15/25)	6,729	6,895,610
6.20%, 03/15/40	4,681	4,842,775
6.45%, 09/15/36	12,013	13,026,537
6.60%, 03/15/46 (Call 09/15/45)	6,555	7,158,650
6.95%, 07/01/24	3,727	3,907,908
7.50%, 05/01/31	5,380	6,153,160
7.88%, 09/15/31	3,127	3,657,464
7.95%, 06/15/39(b)	2,090	2,520,979
Patterson-UTI Energy Inc.
3.95%, 02/01/28 (Call 11/01/27)	13,617	12,528,593
5.15%, 11/15/29 (Call 08/15/29)(b)	10,113	9,624,845
Southwestern Energy Co., 5.95%, 01/23/25 (Call 10/23/24)(b)	11,316	11,486,419
Transocean Inc.
6.80%, 03/15/38(b)	18,261	11,098,123
7.50%, 04/15/31	11,555	7,568,872
9.35%, 12/15/41	4,694	3,113,014

		279,245,785

Oil & Gas Services — 0.3%
Oceaneering International Inc., 4.65%, 11/15/24 (Call 08/15/24)(b)	11,655	11,279,942

Packaging & Containers — 1.2%
Crown Cork & Seal Co. Inc., 7.38%, 12/15/26	9,825	10,465,787
Pactiv LLC
7.95%, 12/15/25	8,139	8,012,032
8.38%, 04/15/27(b)	5,822	5,755,338
Sealed Air Corp., 6.88%, 07/15/33(a)(b)	12,887	14,130,595

		38,363,752

Security	Par (000)	Value

Pharmaceuticals — 2.3%
Owens & Minor Inc., 4.38%, 12/15/24 (Call 09/15/24)(b)	$6,768	$6,798,321
Perrigo Co. PLC, 4.00%, 11/15/23 (Call 05/20/22)(b)	3,650	3,717,635
Perrigo Finance Unlimited Co.
3.90%, 12/15/24 (Call 09/15/24)	20,238	19,849,430
3.90%, 06/15/30 (Call 03/15/30)(b)	22,091	19,829,544
4.38%, 03/15/26 (Call 12/15/25)(b)	20,535	19,876,032
4.90%, 12/15/44 (Call 06/15/44)	8,978	7,223,250

		77,294,212

Pipelines — 13.6%
Buckeye Partners LP
3.95%, 12/01/26 (Call 09/01/26)(b)	17,820	16,812,101
4.13%, 12/01/27 (Call 09/01/27)	14,471	13,252,976
4.15%, 07/01/23 (Call 04/01/23)(b)	13,043	12,970,351
4.35%, 10/15/24 (Call 07/15/24)(b)	8,750	8,575,175
5.60%, 10/15/44 (Call 04/15/44)(b)	8,837	7,082,944
5.85%, 11/15/43 (Call 05/15/43)(b)	13,961	10,977,115
6.75%, 08/15/33(b)	449	453,005
DCP Midstream Operating LP
3.88%, 03/15/23 (Call 12/15/22)	6,000	5,985,300
5.60%, 04/01/44 (Call 10/01/43)	11,763	11,249,427
6.45%, 11/03/36(a)(b)	8,556	9,568,431
6.75%, 09/15/37(a)	13,622	15,297,234
8.13%, 08/16/30	8,734	10,276,599
EnLink Midstream Partners LP
4.15%, 06/01/25 (Call 03/01/25)	21,440	20,806,877
4.40%, 04/01/24 (Call 01/01/24)(b)	13,714	13,533,249
4.85%, 07/15/26 (Call 04/15/26)(b)	14,394	14,034,870
5.05%, 04/01/45 (Call 10/01/44)(b)	13,269	10,321,424
5.45%, 06/01/47 (Call 12/01/46)	14,843	12,022,978
5.60%, 04/01/44 (Call 10/01/43)	10,589	8,694,522
EQM Midstream Partners LP
4.00%, 08/01/24 (Call 05/01/24)(b)	13,109	12,687,939
4.13%, 12/01/26 (Call 09/01/26)(b)	13,227	12,278,227
4.75%, 07/15/23 (Call 06/15/23)(b)	15,214	15,158,165
5.50%, 07/15/28 (Call 04/15/28)(b)	25,218	24,089,495
6.50%, 07/15/48 (Call 01/15/48)(b)	16,766	15,429,582
Rockies Express Pipeline LLC
3.60%, 05/15/25 (Call 04/15/25)(a)	11,588	11,001,531
4.80%, 05/15/30 (Call 02/15/30)(a)(b)	10,225	9,398,513
4.95%, 07/15/29 (Call 04/15/29)(a)(b)	16,102	15,100,456
6.88%, 04/15/40(a)	15,092	14,397,164
7.50%, 07/15/38(a)	7,328	7,236,473
Southeast Supply Header LLC, 4.25%, 06/15/24 (Call 03/15/24)(a)	11,634	11,462,864
Western Midstream Operating LP
3.60%, 02/01/25 (Call 01/01/25)	12,059	11,536,001
3.95%, 06/01/25 (Call 03/01/25)	7,003	6,802,434
4.50%, 03/01/28 (Call 12/01/27)	6,884	6,595,354
4.55%, 02/01/30 (Call 11/01/29)(b)	21,729	20,018,928
4.65%, 07/01/26 (Call 04/01/26)	8,222	8,105,741
4.75%, 08/15/28 (Call 05/15/28)	6,732	6,554,208
5.30%, 03/01/48 (Call 09/01/47)	11,691	10,154,569
5.45%, 04/01/44 (Call 10/01/43)	10,075	9,246,231
5.50%, 08/15/48 (Call 02/15/48)	5,917	5,200,451
5.75%, 02/01/50 (Call 08/01/49)	16,495	14,552,219

		448,921,123

60	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Fallen Angels USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts — 3.6%
Diversified Healthcare Trust
4.75%, 05/01/24 (Call 11/01/23)	$7,285	$6,923,518
4.75%, 02/15/28 (Call 08/15/27)(b)	14,587	12,442,857
Service Properties Trust
3.95%, 01/15/28 (Call 07/15/27)(b)	9,924	7,860,403
4.35%, 10/01/24 (Call 09/01/24)(b)	20,477	18,948,597
4.38%, 02/15/30 (Call 08/15/29)(b)	10,195	7,826,600
4.50%, 06/15/23 (Call 12/15/22)(b)	12,249	12,005,612
4.50%, 03/15/25 (Call 09/15/24)	8,866	8,023,021
4.65%, 03/15/24 (Call 09/15/23)(b)	8,799	8,356,058
4.75%, 10/01/26 (Call 08/01/26)	11,340	9,852,646
4.95%, 02/15/27 (Call 08/15/26)(b)	10,206	8,852,174
4.95%, 10/01/29 (Call 07/01/29)	10,857	8,684,840
5.25%, 02/15/26 (Call 08/15/25)	8,771	7,850,659

		117,626,985

Retail — 7.9%
Bath & Body Works Inc.
6.95%, 03/01/33	10,229	9,727,779
7.60%, 07/15/37(b)	7,256	6,996,743
Bed Bath & Beyond Inc.
3.75%, 08/01/24 (Call 05/01/24)(b)	8,431	7,772,033
4.92%, 08/01/34 (Call 02/01/34)(b)	6,675	4,560,494
5.17%, 08/01/44 (Call 02/01/44)(b)	19,853	11,048,195
Brinker International Inc.
3.88%, 05/15/23(b)	7,778	7,751,010
5.00%, 10/01/24 (Call 07/01/24)(a)(b)	10,074	10,068,963
Macy’s Retail Holdings LLC
4.30%, 02/15/43 (Call 08/15/42)(b)	7,728	5,320,342
4.50%, 12/15/34 (Call 06/15/34)	12,780	9,986,803
5.13%, 01/15/42 (Call 07/15/41)	7,567	5,656,484
6.38%, 03/15/37(b)	5,571	4,803,595
Marks & Spencer PLC, 7.13%, 12/01/37(a)	8,702	8,846,540
Nordstrom Inc.
4.00%, 03/15/27 (Call 12/15/26)(b)	10,218	9,487,924
4.25%, 08/01/31 (Call 05/01/31)(b)	12,391	10,594,429
4.38%, 04/01/30 (Call 01/01/30)(b)	14,746	12,980,314
5.00%, 01/15/44 (Call 07/15/43)(b)	28,372	23,265,040
6.95%, 03/15/28(b)	8,828	9,032,545
QVC Inc.
4.38%, 03/15/23(b)	8,500	8,506,205
4.45%, 02/15/25 (Call 11/15/24)(b)	15,781	15,298,575
4.75%, 02/15/27 (Call 11/15/26)(b)	18,595	16,682,318
4.85%, 04/01/24(b)	15,731	15,636,614
5.45%, 08/15/34 (Call 02/15/34)(b)	11,726	9,485,630
5.95%, 03/15/43	8,671	6,765,981
Rite Aid Corp., 7.70%, 02/15/27(b)	6,823	4,768,799
Yum! Brands Inc.
3.88%, 11/01/23 (Call 08/01/23)	8,220	8,278,362
4.63%, 01/31/32 (Call 10/01/26)(b)	1,000	912,660
5.35%, 11/01/43 (Call 05/01/43)(b)	7,926	7,430,308
6.88%, 11/15/37(b)	9,522	10,099,890

		261,764,575

Software — 0.4%
CDK Global Inc., 5.00%, 10/15/24 (Call 07/15/24)(b)	12,364	12,761,132

Telecommunications — 11.7%
Embarq Corp., 8.00%, 06/01/36	42,381	38,161,971
Frontier Florida LLC, Series E, 6.86%, 02/01/28	8,673	8,553,573
Frontier North Inc., Series G, 6.73%, 02/15/28	6,411	6,376,188

Security	Par/ Shares (000)	Value

Telecommunications (continued)
Lumen Technologies Inc.
Series G, 6.88%, 01/15/28(b)	$12,452	$11,740,866
Series P, 7.60%, 09/15/39(b)	15,317	13,386,292
Series U, 7.65%, 03/15/42(b)	13,903	12,339,191
Nokia OYJ, 6.63%, 05/15/39	14,547	16,792,039
Qwest Corp., 7.25%, 09/15/25	6,877	7,453,018
Sprint Capital Corp.
6.88%, 11/15/28(b)	46,637	51,163,121
8.75%, 03/15/32	37,466	47,618,911
Telecom Italia Capital SA
6.00%, 09/30/34(b)	26,256	22,476,711
6.38%, 11/15/33	26,344	23,301,531
7.20%, 07/18/36	26,565	24,001,478
7.72%, 06/04/38	26,517	24,890,447
United States Cellular Corp., 6.70%, 12/15/33(b)	15,741	16,139,877
Vodafone Group PLC, 7.00%, 04/04/79 (Call 01/04/29)(b)(c)	59,565	63,070,400

		387,465,614

Toys, Games & Hobbies — 0.5%
Mattel Inc.
3.15%, 03/15/23 (Call 12/15/22)	500	499,235
5.45%, 11/01/41 (Call 05/01/41)(b)	8,751	8,786,179
6.20%, 10/01/40	7,298	7,645,312

		16,930,726

Transportation — 0.3%
XPO CNW Inc., 6.70%, 05/01/34(b)	8,630	8,885,880

Total Corporate Bonds & Notes — 99.0% (Cost: $3,666,062,590)		3,266,567,057

Short-Term Investments

Money Market Funds — 10.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.38%(e)(f)(g)	332,582	332,582,486
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.34%(e)(f)	4,850	4,850,000

		337,432,486

Total Short-Term Investments — 10.2% (Cost: $337,462,359)		337,432,486

Total Investments in Securities — 109.2% (Cost: $4,003,524,949)		3,603,999,543

Other Assets, Less Liabilities — (9.2)%		(302,738,203)

Net Assets — 100.0%		$3,301,261,340

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

S C H E D U L E O F I N V E S T M E N T S	61

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Fallen Angels USD Bond ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/22	Shares Held at 04/30/22 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$405,262,007	$—	$(72,486,610	)(a)	$(155,211)	$(37,700)	$332,582,486	332,582	$1,175,160	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	68,250,000	—	(63,400,000	)(a)	—	—	4,850,000	4,850	11,524		—

					$(155,211)	$(37,700)	$337,432,486		$1,186,684		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Corporate Bonds & Notes	$—	$3,266,567,057	$—	$3,266,567,057
Money Market Funds	337,432,486	—	—	337,432,486

	$337,432,486	$3,266,567,057	$—	$3,603,999,543

See notes to financial statements.

62	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities (unaudited)

April 30, 2022

	iShares 0-5 Year High Yield Corporate Bond ETF	iShares Broad USD High Yield Corporate Bond ETF	iShares ESG Advanced High Yield Corporate Bond ETF	iShares Fallen Angels USD Bond ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$4,977,834,664	$6,506,906,057	$164,109,401	$3,266,567,057
Affiliated(c)	982,694,532	1,561,269,211	35,417,409	337,432,486
Cash	214,111	258,415	9,958	138,430
Receivables:
Investments sold	17,777,188	39,662,261	1,467,280	31,840,124
Securities lending income — Affiliated	285,593	434,464	7,501	166,063
Capital shares sold	2,439,918	41,280	—	—
Dividends	13,968	17,844	805	1,368
Interest	80,295,593	104,247,337	2,398,377	47,568,794

Total assets	6,061,555,567	8,212,836,869	203,410,731	3,683,714,322

LIABILITIES
Collateral on securities loaned, at value	945,008,034	1,472,698,235	31,874,762	332,822,128
Payables:
Investments purchased	39,693,409	46,643,699	1,915,475	48,928,376
Investment advisory fees	1,298,187	835,544	49,309	702,478

Total liabilities	985,999,630	1,520,177,478	33,839,546	382,452,982

NET ASSETS	$5,075,555,937	$6,692,659,391	$169,571,185	$3,301,261,340

NET ASSETS CONSIST OF:
Paid-in capital	$5,605,982,111	$7,353,604,849	$186,065,577	$3,719,880,394
Accumulated loss	(530,426,174)	(660,945,458)	(16,494,392)	(418,619,054)

NET ASSETS	$5,075,555,937	$6,692,659,391	$169,571,185	$3,301,261,340

Shares outstanding	118,500,000	179,650,000	3,650,000	124,550,000

Net asset value	$42.83	$37.25	$46.46	$26.51

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Securities loaned, at value	$906,078,127	$1,404,789,066	$30,517,063	$321,073,620
(b) Investments, at cost — Unaffiliated	$5,212,369,169	$7,135,587,855	$179,811,824	$3,666,062,590
(c) Investments, at cost — Affiliated	$982,635,305	$1,561,357,938	$35,415,524	$337,462,359

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	63

Statements of Operations (unaudited)

Six Months Ended April 30, 2022

	iShares 0-5 Year High Yield Corporate Bond ETF	iShares Broad USD High Yield Corporate Bond ETF	iShares ESG Advanced High Yield Corporate Bond ETF	iShares Fallen Angels USD Bond ETF

INVESTMENT INCOME
Dividends — Affiliated	$71,807	$116,502	$2,414	$46,464
Interest — Unaffiliated	121,068,758	196,069,171	3,272,982	79,857,196
Securities lending income — Affiliated — net	1,230,793	2,091,474	29,355	1,140,220
Other income — Unaffiliated	276,408	154,302	12,756	99,742

Total investment income	122,647,766	198,431,449	3,317,507	81,143,622

EXPENSES
Investment advisory fees	7,802,352	8,631,306	261,825	5,238,328
Professional fees	217	217	217	217

Total expenses	7,802,569	8,631,523	262,042	5,238,545

Less:
Investment advisory fees waived	—	(2,746,325)	—	—

Total expenses after fees waived	7,802,569	5,885,198	262,042	5,238,545

Net investment income	114,845,197	192,546,251	3,055,465	75,905,077

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(1,268,304)	19,549,656	(986,881)	(23,777,317)
Investments — Affiliated	(153,532)	(376,318)	(10,993)	(155,211)
In-kind redemptions — Unaffiliated	1,314,434	10,335,429	—	(712,042)

Net realized gain (loss)	(107,402)	29,508,767	(997,874)	(24,644,570)

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	(308,489,468)	(786,442,805)	(16,051,995)	(478,875,567)
Investments — Affiliated	(103,566)	(212,557)	865	(37,700)

Net change in unrealized appreciation (depreciation)	(308,593,034)	(786,655,362)	(16,051,130)	(478,913,267)

Net realized and unrealized loss	(308,700,436)	(757,146,595)	(17,049,004)	(503,557,837)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(193,855,239)	$(564,600,344)	$(13,993,539)	$(427,652,760)

See notes to financial statements.

64	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

	iShares 0-5 Year High Yield Corporate Bond ETF		iShares Broad USD High Yield Corporate Bond ETF

	Six Months Ended 04/30/22 (unaudited)	Year Ended 10/31/21	Six Months Ended 04/30/22 (unaudited)	Year Ended 10/31/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$114,845,197	$236,245,878	$192,546,251	$378,419,431
Net realized gain (loss)	(107,402)	122,567,123	29,508,767	153,135,352
Net change in unrealized appreciation (depreciation)	(308,593,034)	91,926,600	(786,655,362)	169,317,978

Net increase (decrease) in net assets resulting from operations	(193,855,239)	450,739,601	(564,600,344)	700,872,761

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(124,870,994)	(250,267,859)	(205,091,897)	(391,636,803)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(39,564,126)	329,076,100	(846,290,971)	1,805,332,975

NET ASSETS
Total increase (decrease) in net assets	(358,290,359)	529,547,842	(1,615,983,212)	2,114,568,933

Beginning of period	5,433,846,296	4,904,298,454	8,308,642,603	6,194,073,670

End of period	$5,075,555,937	$5,433,846,296	$6,692,659,391	$8,308,642,603

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	65

Statements of Changes in Net Assets (continued)

	iShares ESG Advanced High Yield Corporate Bond ETF		iShares Fallen Angels USD Bond ETF
	Six Months Ended 04/30/22 (unaudited)	Year Ended 10/31/21	Six Months Ended 04/30/22 (unaudited)	Year Ended 10/31/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$3,055,465	$3,759,193	$75,905,077	$73,573,961
Net realized gain (loss)	(997,874)	777,813	(24,644,570)	30,508,946
Net change in unrealized appreciation (depreciation)	(16,051,130)	199,702	(478,913,267)	60,024,689

Net increase (decrease) in net assets resulting from operations	(13,993,539)	4,736,708	(427,652,760)	164,107,596

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(3,707,100)	(4,106,362)	(78,135,187)	(66,582,989)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	62,705,896	62,700,777	(869,452,072)	4,257,005,303

NET ASSETS
Total increase (decrease) in net assets	45,005,257	63,331,123	(1,375,240,019)	4,354,529,910
Beginning of period	124,565,928	61,234,805	4,676,501,359	321,971,449

End of period	$169,571,185	$124,565,928	$3,301,261,340	$4,676,501,359

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

66	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	iShares 0-5 Year High Yield Corporate Bond ETF
	Six Months Ended 04/30/22 (unaudited)		Year Ended 10/31/21	Year Ended 10/31/20	Year Ended 10/31/19	Year Ended 10/31/18	Year Ended 10/31/17

Net asset value, beginning of period	$45.51		$43.75	$46.20	$46.19	$47.53	$46.92

Net investment income(a)	0.97		2.09	2.26	2.55	2.56	2.65
Net realized and unrealized gain (loss)(b)		(2.60)	1.90	(2.36)	0.01	(1.38)	0.58

Net increase (decrease) from investment operations		(1.63)	3.99	(0.10)	2.56	1.18	3.23

Distributions(c)
From net investment income		(1.05)	(2.23)	(2.35)	(2.55)	(2.52)	(2.62)

Total distributions		(1.05)	(2.23)	(2.35)	(2.55)	(2.52)	(2.62)

Net asset value, end of period	$42.83		$45.51	$43.75	$46.20	$46.19	$47.53

Total Return(d)
Based on net asset value	(3.63	)%(e)	9.25%	(0.10)%	5.71%	2.55%	7.06%

Ratios to Average Net Assets(f)
Total expenses	0.30	%(g)	0.30%	0.30%	0.30%	0.30%	0.30%

Net investment income	4.42	%(g)	4.59%	5.15%	5.54%	5.46%	5.59%

Supplemental Data
Net assets, end of period (000)	$5,075,556		$5,433,846	$4,904,298	$3,349,716	$3,126,800	$3,602,986

Portfolio turnover rate(h)	15	%(e)	39%	45%	31%	35%	35%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	67

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Broad USD High Yield Corporate Bond ETF
	Six Months Ended 04/30/22		Year Ended	Year Ended	Year Ended	Year Ended	Period From 10/25/17	(b)
	(unaudited)		10/31/21	10/31/20	10/31/19 (a)	10/31/18 (a)	to 10/31/17	(a)

Net asset value, beginning of period	$41.21		$39.34	$40.61	$39.80	$41.67	$41.67

Net investment income(c)	0.97		2.02	2.21	2.52	2.39	0.03
Net realized and unrealized gain (loss)(d)		(3.90)	1.97	(1.23)	0.74	(2.17)	(0.03)

Net increase (decrease) from investment operations		(2.93)	3.99	0.98	3.26	0.22	0.00

Distributions(e)
From net investment income		(1.03)	(2.12)	(2.25)	(2.45)	(2.09)	—

Total distributions		(1.03)	(2.12)	(2.25)	(2.45)	(2.09)	—

Net asset value, end of period	$37.25		$41.21	$39.34	$40.61	$39.80	$41.67

Total Return(f)
Based on net asset value	(7.25	)%(g)	10.31%	2.61%	8.48%	0.55%	0.00	%(g)

Ratios to Average Net Assets(h)
Total expenses	0.22	%(i)	0.22%	0.22%	0.22%	0.22%	0.22	%(i)

Total expenses after fees waived	0.15	%(i)	0.15%	0.15%	0.16%	0.22%	0.22	%(i)

Net investment income	4.91	%(i)	4.91%	5.67%	6.23%	5.89%	3.19	%(i)

Supplemental Data
Net assets, end of period (000)	$6,692,659		$8,308,643	$6,194,074	$2,595,057	$255,533	$49,997

Portfolio turnover rate(j)	8	%(g)	24%	21%	19%	15%	0	%(g)

(a)	Per share amounts reflect a six-for-five stock split effective after the close of trading on April 18, 2019.
(b)	Commencement of operations.
(c)	Based on average shares outstanding.
(d)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(e)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(f)	Where applicable, assumes the reinvestment of distributions.
(g)	Not annualized.
(h)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)	Annualized.
(j)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

68	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares ESG Advanced High Yield Corporate Bond ETF
	Six Months Ended 04/30/22		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(unaudited)		10/31/21	10/31/20	10/31/19	10/31/18	10/31/17

Net asset value, beginning of period	$51.90		$51.03	$51.81	$49.54	$51.90	$51.28

Net investment income(a)	1.00		1.97	2.41	2.88	2.93	3.00
Net realized and unrealized gain (loss)(b)		(5.10)	1.18	(0.73)	2.34	(2.37)	0.54

Net increase (decrease) from investment operations		(4.10)	3.15	1.68	5.22	0.56	3.54

Distributions(c)
From net investment income		(1.05)	(2.07)	(2.46)	(2.95)	(2.92)	(2.92)
From net realized gain		(0.29)	(0.21)	—	—	—	—

Total distributions		(1.34)	(2.28)	(2.46)	(2.95)	(2.92)	(2.92)

Net asset value, end of period	$46.46		$51.90	$51.03	$51.81	$49.54	$51.90

Total Return(d)
Based on net asset value	(8.08	)%(e)	6.25%	3.42%	10.88%	1.13%	7.09%

Ratios to Average Net Assets(f)
Total expenses	0.35	%(g)	0.35%	0.47%	0.50%	0.50%	0.50%

Net investment income	4.08	%(g)	3.78%	4.78%	5.70%	5.80%	5.80%

Supplemental Data
Net assets, end of period (000)	$169,571		$124,566	$61,235	$23,316	$9,908	$10,380

Portfolio turnover rate(h)	13	%(e)	43%	85%	24%	24%	18%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	69

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Fallen Angels USD Bond ETF

	Six Months Ended 04/30/22 (unaudited)		Year Ended 10/31/21	Year Ended 10/31/20	Year Ended 10/31/19	Year Ended 10/31/18	Year Ended 10/31/17

Net asset value, beginning of period	$30.04		$27.29	$26.58	$25.90	$27.64	$26.77

Net investment income(a)	0.52		1.06	1.54	1.50	1.50	1.62
Net realized and unrealized gain (loss)(b)		(3.52)	2.83	0.65	0.67	(1.49)	0.89

Net increase (decrease) from investment operations		(3.00)	3.89	2.19	2.17	0.01	2.51

Distributions(c)
From net investment income		(0.53)	(1.14)	(1.48)	(1.49)	(1.42)	(1.56)
From net realized gain	—		—	—	—	(0.33)	(0.08)

Total distributions		(0.53)	(1.14)	(1.48)	(1.49)	(1.75)	(1.64)

Net asset value, end of period	$26.51		$30.04	$27.29	$26.58	$25.90	$27.64

Total Return(d)
Based on net asset value	(10.09	)%(e)	14.45%	8.68%	8.70%	0.04%	9.72%

Ratios to Average Net Assets(f)
Total expenses	0.25	%(g)	0.25%	0.25%	0.25%	0.25%	0.33%

Net investment income	3.62	%(g)	3.57%	5.84%	5.73%	5.65%	5.98%

Supplemental Data
Net assets, end of period (000)	$3,301,261		$4,676,501	$321,971	$143,525	$67,337	$15,204

Portfolio turnover rate(h)	15	%(e)	21%	51%	23%	29%	31%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

70	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):

iShares ETF	Diversification Classification

0-5 Year High Yield Corporate Bond	Diversified
Broad USD High Yield Corporate Bond	Diversified
ESG Advanced High Yield Corporate Bond	Diversified
Fallen Angels USD Bond	Diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•

Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche

N O T E S T O F I N A N C I A L S T A T E M E N T S	71

Notes to Financial Statements (unaudited) (continued)

of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s

72	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

0-5 Year High Yield Corporate Bond
Barclays Bank PLC	$81,584,065	$81,584,065		$—	$—
Barclays Capital, Inc.	28,432,128	28,432,128		—	—
BMO Capital Markets Corp.	284,694	284,694		—	—
BNP Paribas SA	88,789,258	88,789,258		—	—
BofA Securities, Inc.	33,125,187	33,125,187		—	—
Citadel Clearing LLC	2,412,100	2,412,100		—	—
Citigroup Global Markets, Inc.	35,582,761	35,582,761		—	—
Credit Suisse Securities (USA) LLC	16,215,333	16,215,333		—	—
Deutsche Bank Securities, Inc.	30,615,781	30,615,781		—	—
Goldman Sachs & Co. LLC	249,826,662	249,826,662		—	—
HSBC Securities (USA), Inc.	2,979,531	2,979,531		—	—
J.P. Morgan Securities LLC	237,718,195	237,718,195		—	—
Jefferies LLC	3,419,688	3,419,688		—	—
Mitsubishi UFJ Securities Holdings Co., Ltd.	2,544,747	2,544,747		—	—
Nomura Securities International, Inc.	9,715,777	9,715,777		—	—
Pershing LLC	1,539,121	1,539,121		—	—
RBC Capital Markets LLC	39,524,493	39,524,493		—	—
Scotia Capital (USA), Inc.	16,443,160	16,443,160		—	—
State Street Bank & Trust Co.	6,496,217	6,496,217		—	—
Toronto-Dominion Bank	289,459	289,459		—	—
Wells Fargo Bank N.A.	12,632	12,632		—	—
Wells Fargo Securities LLC	18,527,138	18,527,138		—	—

	$906,078,127	$906,078,127		$—	$—

Broad USD High Yield Corporate Bond
Barclays Bank PLC	$79,477,392	$79,477,392		$—	$—
Barclays Capital, Inc.	55,665,584	55,665,584		—	—
BMO Capital Markets Corp.	15,282,332	15,282,332		—	—
BNP Paribas SA	7,523,947	7,523,947		—	—
BofA Securities, Inc.	61,445,855	61,445,855		—	—
Citadel Clearing LLC	22,427,464	22,427,464		—	—
Citigroup Global Markets, Inc.	78,657,025	78,657,025		—	—
Credit Suisse Securities (USA) LLC	15,451,109	15,451,109		—	—
Goldman Sachs & Co. LLC	384,533,198	384,533,198		—	—
J.P. Morgan Securities LLC	396,213,585	396,213,585		—	—
Jefferies LLC	13,740,306	13,740,306		—	—
Morgan Stanley	89,392,375	89,392,375		—	—
Nomura Securities International, Inc.	25,156,576	25,156,576		—	—
Pershing LLC	2,660,183	2,660,183		—	—
RBC Capital Markets LLC	78,492,937	78,492,937		—	—
Scotia Capital (USA), Inc.	17,008,326	17,008,326		—	—
State Street Bank & Trust Co.	14,281,945	14,281,945		—	—
Toronto-Dominion Bank	3,741,570	3,741,570		—	—
UBS AG	628,709	628,709		—	—
Wells Fargo Bank N.A.	5,539,743	5,539,743		—	—
Wells Fargo Securities LLC	37,468,905	37,468,905		—	—

	$1,404,789,066	$1,404,789,066		$—	$—

N O T E S T O F I N A N C I A L S T A T E M E N T S	73

Notes to Financial Statements (unaudited) (continued)

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

ESG Advanced High Yield Corporate Bond
Barclays Bank PLC	$3,390,274	$3,390,274		$—	$—
Barclays Capital, Inc.	1,372,189	1,372,189		—	—
BMO Capital Markets Corp.	220,815	220,815		—	—
BNP Paribas SA	144,277	144,277		—	—
Citadel Clearing LLC	265,075	265,075		—	—
Citigroup Global Markets, Inc.	3,799,546	3,799,546		—	—
Credit Suisse Securities (USA) LLC	165,489	165,489		—	—
J.P. Morgan Securities LLC	13,333,863	13,333,863		—	—
Jefferies LLC	884,416	884,416		—	—
Morgan Stanley	3,238,808	3,238,808		—	—
RBC Capital Markets LLC	2,936,351	2,936,351		—	—
Scotia Capital (USA), Inc.	242,198	242,198		—	—
State Street Bank & Trust Co.	523,762	523,762		—	—

	$30,517,063	$30,517,063		$—	$—

Fallen Angels USD Bond
Barclays Bank PLC	$40,992,813	$40,992,813		$—	$—
BMO Capital Markets Corp.	2,627,158	2,627,158		—	—
BNP Paribas SA	1,371,565	1,371,565		—	—
Citadel Clearing LLC	7,534,598	7,534,598		—	—
Citigroup Global Markets, Inc.	17,120,949	17,120,949		—	—
Credit Suisse Securities (USA) LLC	6,217,666	6,217,666		—	—
Goldman Sachs & Co. LLC	94,048,537	94,048,537		—	—
J.P. Morgan Securities LLC	110,251,184	110,251,184		—	—
Jefferies LLC	3,246,309	3,246,309		—	—
Morgan Stanley	13,838,876	13,838,876		—	—
Pershing LLC	5,346,051	5,346,051		—	—
RBC Capital Markets LLC	11,734,011	11,734,011		—	—
State Street Bank & Trust Co.	592,487	592,487		—	—
Toronto-Dominion Bank	609,929	609,929		—	—
Wells Fargo Securities LLC	5,541,487	5,541,487		—	—

	$321,073,620	$321,073,620		$—	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee

0-5 Year High Yield Corporate Bond	0.30%
Broad USD High Yield Corporate Bond	0.22
ESG Advanced High Yield Corporate Bond	0.35
Fallen Angels USD Bond	0.25

74	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

Expense Waivers: The total of the investment advisory fee and any fund other expenses are a fund’s total annual operating expenses. BFA has contractually agreed to waive a portion of its investment advisory fee through February 28, 2023 in order to limit the iShares Broad USD High Yield Corporate Bond ETF’s total annual operating expenses after fee waiver to 0.15% of average daily net assets.

This amount is included in investment advisory fees waived in the Statements of Operations. For the six months ended April 30, 2022, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:

iShares ETF	Amounts waived

Broad USD High Yield Corporate Bond	$2,746,325

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended April 30, 2022, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC

0-5 Year High Yield Corporate Bond	$392,096
Broad USD High Yield Corporate Bond	697,086
ESG Advanced High Yield Corporate Bond	10,232
Fallen Angels USD Bond	330,644

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended April 30, 2022, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)

0-5 Year High Yield Corporate Bond	$105,233,444	$42,524,309	$(1,374,153)
Broad USD High Yield Corporate Bond	663,743	102,470,321	(3,087,912)
ESG Advanced High Yield Corporate Bond	133,956	3,012,636	(209,522)
Fallen Angels USD Bond	1,743,385	197,982,668	(12,938,796)

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.

N O T E S T O F I N A N C I A L S T A T E M E N T S	75

Notes to Financial Statements (unaudited) (continued)

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

6.	PURCHASES AND SALES

For the six months ended April 30, 2022, purchases and sales of investments, excluding short-term investments and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales

0-5 Year High Yield Corporate Bond	$984,171,509	$770,753,379
Broad USD High Yield Corporate Bond	650,771,266	684,185,044
ESG Advanced High Yield Corporate Bond	18,655,505	19,901,154
Fallen Angels USD Bond	655,865,320	613,404,408

For the six months ended April 30, 2022, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales

0-5 Year High Yield Corporate Bond	$869,241,084	$905,287,257
Broad USD High Yield Corporate Bond	849,710,694	1,677,787,670
ESG Advanced High Yield Corporate Bond	61,126,298	—
Fallen Angels USD Bond	434,108,412	1,246,304,354

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2022, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of October 31, 2021, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring

0-5 Year High Yield Corporate Bond	$294,536,857
Broad USD High Yield Corporate Bond	66,244,911
Fallen Angels USD Bond	1,108,777

As of April 30, 2022, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

0-5 Year High Yield Corporate Bond	$6,212,816,766	$24,188,273	$(276,475,843)	$(252,287,570)
Broad USD High Yield Corporate Bond	8,717,723,976	33,125,545	(682,674,253)	(649,548,708)
ESG Advanced High Yield Corporate Bond	215,613,647	282,218	(16,369,055)	(16,086,837)
Fallen Angels USD Bond	4,007,807,228	2,083,594	(405,891,279)	(403,807,685)

8.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

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Notes to Financial Statements (unaudited) (continued)

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.

An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. Although vaccines have been developed and approved for use by various governments, the duration of this pandemic and its effects cannot be determined with certainty.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.

The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

Certain Funds invest a significant portion of their assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.

The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Funds may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a Fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates ceased to be published or no longer are representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

N O T E S T O F I N A N C I A L S T A T E M E N T S	77

Notes to Financial Statements (unaudited) (continued)

9.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 04/30/22		Year Ended 10/31/21

iShares ETF	Shares	Amount	Shares	Amount

0-5 Year High Yield Corporate Bond
Shares sold	20,100,000	$886,101,759	46,000,000	$2,088,517,248
Shares redeemed	(21,000,000)	(925,665,885)	(38,700,000)	(1,759,441,148)

Net increase (decrease)	(900,000)	$(39,564,126)	7,300,000	$329,076,100

Broad USD High Yield Corporate Bond
Shares sold	21,400,000	$863,149,298	82,100,000	$3,365,228,261
Shares redeemed	(43,350,000)	(1,709,440,269)	(37,950,000)	(1,559,895,286)

Net increase (decrease)	(21,950,000)	$(846,290,971)	44,150,000	$1,805,332,975

ESG Advanced High Yield Corporate Bond
Shares sold	1,250,000	$62,705,896	1,200,000	$62,700,777

Fallen Angels USD Bond
Shares sold	14,850,000	$440,831,886	148,900,000	$4,404,003,308
Shares redeemed	(46,000,000)	(1,310,283,958)	(5,000,000)	(146,998,005)

Net increase (decrease)	(31,150,000)	$(869,452,072)	143,900,000	$4,257,005,303

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.

10.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

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Statement Regarding Liquidity Risk Management Program (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares 0-5 Year High Yield Corporate Bond ETF, iShares Broad USD High Yield Corporate Bond ETF, iShares ESG Advanced High Yield Corporate Bond ETF and iShares Fallen Angels USD Bond ETF (the “Funds” or “ETFs”), each a series of the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.

The Board of Trustees (the “Board”) of the Trust, on behalf of the Funds, met on December 9, 2021 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2020 through September 30, 2021 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish each Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays and the imposition of capital controls in certain non-U.S. countries.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing each Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure, with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size (“RATS”). The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. While the ETFs generally do not engage in borrowing, certain of the ETFs have the flexibility to draw on a line of credit to meet redemption requests or facilitate settlements.

d)

The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs and reviewed any persistent deviations from long-term averages.

e)

The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.

As part of BlackRock’s continuous review of the effectiveness of the Program, the Committee made the following material changes to the Program: (1) updates to certain model components in the Program’s methodology; and (2) certain iShares Funds entered into a $800 million credit agreement with a group of lenders that replaced a previous liquidity facility. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

S T A T E M E N T R E G A R D I N G L I Q U I D I T Y R I S K M A N A G E M E N T P R O G R A M	79

Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

April 30, 2022

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date

iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital		Total Per Share

0-5 Year High Yield Corporate Bond(a)	$1.049337	$—	$0.004094	$1.053431	100%	—%	0	%(b)	100%
Broad USD High Yield Corporate Bond	1.033680	—	—	1.033680	100	—	—		100
ESG Advanced High Yield Corporate Bond	1.053198	0.285111	—	1.338309	79	21	—		100
Fallen Angels USD Bond	0.534864	—	—	0.534864	100	—	—		100

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

(b)	Rounds to less than 1%.

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General Information

Electronic Delivery

Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

G E N E R A L I N F O R M A T I O N	81

Glossary of Terms Used in this Report

Portfolio Abbreviations - Fixed Income

LIBOR	London Interbank Offered Rate

PIK	Payment-in-kind

REIT	Real Estate Investment Trust

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Want to know more?

iShares.com    |    1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Bloomberg Index Services Limited, ICE Data Indices, LLC, or Markit Indices Limited, nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.

©2022 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-1020-0422

APRIL 30, 2022

2022 Semi-Annual Report (Unaudited)

iShares Trust

•	iShares U.S. Fixed Income Balanced Risk Factor ETF | FIBR | Cboe BZX

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of April 30, 2022 saw the emergence of significant challenges that disrupted the economic recovery and strong financial markets which characterized 2021. The U.S. economy shrank in the first quarter of 2022, ending the run of robust growth which followed reopening and the development of the COVID-19 vaccines. Rapid changes in consumer spending led to supply constraints and elevated inflation, which reached a 40-year high. Moreover, while the foremost effect of Russia’s invasion of Ukraine has been a severe humanitarian crisis, the invasion has presented challenges for both investors and policymakers.

Equity prices were mixed but mostly down, as persistently high inflation drove investors’ expectations for higher interest rates, particularly weighing on relatively high valuation growth stocks and economically sensitive small-capitalization stocks. Overall, small-capitalization U.S. stocks declined, while large-capitalization U.S. stocks were nearly flat. Both emerging market stocks and international equities from developed markets fell significantly, pressured by rising interest rates and a strengthening U.S. dollar.

The 10-year U.S. Treasury yield (which is inversely related to bond prices) rose during the reporting period as increasing inflation drove investors’ expectations for higher interest rates. The corporate bond market also faced inflationary headwinds, and increasing uncertainty led to higher corporate bond spreads (the difference in yield between U.S. Treasuries and similarly-dated corporate bonds).

The U.S. Federal Reserve (the “Fed”), acknowledging that inflation is growing faster than expected, raised interest rates in March 2022, the first increase of this business cycle. Furthermore, the Fed wound down its bond-buying programs and raised the prospect of reversing the flow and reducing its balance sheet. Continued high inflation and the Fed’s new tone led many analysts to anticipate that the Fed will continue to raise interest rates multiple times throughout the year.

Looking ahead, however, the horrific war in Ukraine has significantly clouded the outlook for the global economy, leading to major volatility in energy and metal markets. Sanctions on Russia, Europe’s top energy supplier, and general wartime disruption are likely to drive already-high commodity prices even higher. We believe sharp increases in energy prices will exacerbate inflationary pressure while also constraining economic growth. Combating inflation without stifling a recovery, while buffering against ongoing supply and price shocks amid the ebb and flow of the pandemic, will be an especially challenging environment for setting effective monetary policy. Despite the likelihood of more rate increases on the horizon, we believe the Fed will err on the side of protecting employment, even at the expense of higher inflation.

In this environment, we favor an overweight to equities, as valuations have become more attractive and inflation-adjusted interest rates remain low. Sectors that are better poised to manage the transition to a lower-carbon world, such as technology and healthcare, are particularly attractive in the long term. We favor U.S. equities due to strong earnings momentum, while Japanese equities should benefit from supportive monetary and fiscal policy. We are underweight credit overall, but inflation-protected U.S. Treasuries, Asian fixed income, and emerging market local-currency bonds offer potential opportunities for additional yield. We believe that international diversification and a focus on sustainability and quality can help provide portfolio resilience.

Overall, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of April 30, 2022

	6-Month	12-Month
U.S. large cap equities (S&P 500® Index)	(9.65)%	0.21%
U.S. small cap equities (Russell 2000® Index)	(18.38)	(16.87)
International equities (MSCI Europe, Australasia, Far East Index)	(11.80)	(8.15)
Emerging market equities (MSCI Emerging Markets Index)	(14.15)	(18.33)
3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.07	0.08
U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(10.29)	(8.86)
U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	(9.47)	(8.51)
Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	(7.90)	(7.88)
U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	(7.40)	(5.22)

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Fund Summary as of April 30, 2022	iShares® U.S. Fixed Income Balanced Risk Factor ETF

Investment Objective

The iShares U.S. Fixed Income Balanced Risk Factor ETF (the “Fund”) seeks to track the investment results of an index, composed of taxable U.S. dollar-denominated bonds and U.S. Treasury futures, which targets an equal allocation between interest rate and credit spread risk, as represented by the Bloomberg U.S. Fixed Income Balanced Risk Index (the “Index”) (formerly Bloomberg Barclays U.S. Fixed Income Balanced Risk Index). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	(11.44)%	(10.96)%	0.15%	1.01%	(10.96)%	0.77%	7.46%
Fund Market	(11.56)	(10.99)	0.08	0.99	(10.99)	0.39	7.30
Index	(11.13)	(10.57)	0.36	1.18	(10.57)	1.79	8.81

The inception date of the Fund was 2/24/15. The first day of secondary market trading was 2/26/15.

Index performance through February 4, 2018 reflects the performance of the Bloomberg Barclays U.S. Aggregate Bond Index. Index performance beginning on February 5, 2018 reflects the performance of the Bloomberg U.S. Fixed Income Balanced Risk Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 5 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (11/01/21)	Ending Account Value (04/30/22)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/21)	Ending Account Value (04/30/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 885.60	$ 1.12		$ 1,000.00	$ 1,023.60	$ 1.20		0.24%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Rating*	Percent of Total Investments	(a)
Aaa	27.9%
Aa	4.7
A	24.6
Baa	19.1
Ba	14.5
B	5.6
Caa	0.6
Not Rated	3.0

ALLOCATION BY MATURITY

Maturity	Percent of Total Investments	(a)
0-1 Year	0.2%
1-5 Years	28.3
5-10 Years	21.9
10-15 Years	3.0
15-20 Years	5.4
More than 20 Years	41.2

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

4	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of the Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

Shareholders of the Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2) ongoing expenses, including management fees and other fund expenses. The expense example shown (which is based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other funds.

The expense example provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During Period.”

The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical example is useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

A B O U T F U N D P E R F O R M A N C E / S H A R E H O L D E R E X P E N S E S	5

Schedule of Investments (unaudited) April 30, 2022	iShares® U.S. Fixed Income Balanced Risk Factor ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.0%
Interpublic Group of Companies Inc. (The), 2.40%, 03/01/31 (Call 12/01/30)(a)	$5	$4,237

Aerospace & Defense — 1.3%
Boeing Co. (The) 2.20%, 02/04/26 (Call 02/04/23)	110	100,497
4.88%, 05/01/25 (Call 04/01/25)	80	80,974
General Dynamics Corp., 1.15%, 06/01/26 (Call 05/01/26)	120	109,225
Howmet Aerospace Inc. 5.13%, 10/01/24 (Call 07/01/24)	100	101,739
5.90%, 02/01/27	100	102,714
Lockheed Martin Corp., 3.90%, 06/15/32	45	44,681
Teledyne Technologies Inc., 0.95%, 04/01/24 (Call 05/31/22)	500	476,770
TransDigm Inc. 6.25%, 03/15/26 (Call 05/31/22)(b)	100	100,128
6.38%, 06/15/26 (Call 05/31/22)	50	49,408
7.50%, 03/15/27 (Call 05/31/22)	50	50,373

		1,216,509

Agriculture — 1.5%
Altria Group Inc. 2.35%, 05/06/25 (Call 04/06/25)	200	191,500
2.45%, 02/04/32 (Call 11/04/31)	140	112,181
4.40%, 02/14/26 (Call 12/14/25)(a)	155	156,815
BAT Capital Corp. 2.26%, 03/25/28 (Call 01/25/28)	99	84,773
4.91%, 04/02/30 (Call 01/02/30)(a)	89	86,050
BAT International Finance PLC, 1.67%, 03/25/26 (Call 02/25/26)	400	359,324
Bunge Ltd. Finance Corp. 1.63%, 08/17/25 (Call 07/17/25)	240	223,320
2.75%, 05/14/31 (Call 02/14/31)	90	77,805
Philip Morris International Inc., 1.75%, 11/01/30 (Call 08/01/30)	230	188,133

		1,479,901

Airlines — 0.7%
American Airlines Inc., 11.75%, 07/15/25(b)	85	97,948
American Airlines Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/29(b)	158	152,600
United Airlines Inc. 4.38%, 04/15/26 (Call 10/15/25)(b)	75	72,270
4.63%, 04/15/29 (Call 10/15/28)(b)	385	353,730

		676,548

Apparel — 0.1%
NIKE Inc., 2.85%, 03/27/30 (Call 12/27/29)(a)	90	83,951

Auto Manufacturers — 1.4%
American Honda Finance Corp. 0.75%, 08/09/24	50	47,256
1.20%, 07/08/25	150	139,541
Ford Motor Co., 4.35%, 12/08/26 (Call 09/08/26)(a)	120	115,190
General Motors Co., 5.40%, 10/02/23	35	35,977
General Motors Financial Co. Inc. 1.70%, 08/18/23	250	245,082
3.80%, 04/07/25	95	93,875
Jaguar Land Rover Automotive PLC, 5.50%, 07/15/29 (Call 07/15/24)(b)	285	237,958
PACCAR Financial Corp., 0.35%, 02/02/24	100	95,379

Security	Par (000)	Value

Auto Manufacturers (continued)
Toyota Motor Credit Corp. 1.45%, 01/13/25	$115	$109,525
2.50%, 03/22/24	200	197,956

		1,317,739

Auto Parts & Equipment — 0.2%
Lear Corp., 3.80%, 09/15/27 (Call 06/15/27)(a)	33	31,854
Titan International Inc., 7.00%, 04/30/28 (Call 04/30/24)(a)	200	196,102

		227,956

Banks — 13.6%
Banco Santander SA 0.70%, 06/30/24 (Call 06/30/23)(c)	200	193,342
1.72%, 09/14/27 (Call 09/14/26)(c)	200	176,142
1.85%, 03/25/26	210	191,008
Bank of America Corp. 0.52%, 06/14/24 (Call 06/14/23), (SOFR + 0.410%)(c)	210	203,110
0.81%, 10/24/24 (Call 10/24/23), (SOFR + 0.740%)(c)	200	192,054
0.98%, 04/22/25 (Call 04/22/24), (SOFR + 0.690%)(c)	230	217,428
0.98%, 09/25/25 (Call 09/25/24), (SOFR + 0.910%)(c)	170	158,357
1.32%, 06/19/26 (Call 06/19/25), (SOFR + 1.150%)(c)	100	91,641
2.09%, 06/14/29 (Call 06/14/28), (SOFR + 1.060%)(c)	260	226,359
2.50%, 02/13/31 (Call 02/13/30), (3 mo. LIBOR US + 0.990%)(c)	75	64,478
2.57%, 10/20/32 (Call 10/20/31), (SOFR + 1.210%)(c)	10	8,448
2.82%, 07/21/23 (Call 07/21/22), (3 mo. LIBOR US + 0.930%)(c)	350	349,947
3.56%, 04/23/27 (Call 04/23/26), (3 mo. LIBOR US + 1.060%)(c)	150	145,734
3.84%, 04/25/25 (Call 04/25/24)(c)	100	99,904
4.25%, 10/22/26	120	119,956
Series N, 2.65%, 03/11/32 (Call 03/11/31), (SOFR + 1.220%)(c)	80	68,699
Bank of Montreal 0.63%, 07/09/24	110	103,621
1.25%, 09/15/26	60	53,595
Bank of Nova Scotia (The) 0.65%, 07/31/24	115	107,936
1.05%, 03/02/26	230	206,487
Canadian Imperial Bank of Commerce 0.45%, 06/22/23	120	116,903
2.25%, 01/28/25	170	163,736
Citigroup Inc. 0.78%, 10/30/24 (Call 10/30/23), (SOFR + 0.686%)(c)	530	507,676
0.98%, 05/01/25 (Call 05/01/24), (SOFR + 0.669%)(c)	90	84,854
1.46%, 06/09/27 (Call 06/09/26), (SOFR + 0.770%)(c)	240	213,559
3.35%, 04/24/25 (Call 04/24/24), (3 mo. LIBOR US + 0.897%)(c)	365	359,711
4.60%, 03/09/26	100	100,755
Cooperatieve Rabobank U.A./New York, 1.38%, 01/10/25	250	237,335
Credit Suisse AG/New York NY, 0.52%, 08/09/23	250	242,347
Deutsche Bank AG, 4.30%, 05/24/28 (Call 05/24/23), (5 year USD Swap + 2.248%)(c)	200	196,256
Deutsche Bank AG/New York NY, 2.55%, 01/07/28 (Call 01/07/27), (SOFR + 1.318%)(c)	150	133,523
Fifth Third Bancorp., 1.71%, 11/01/27 (Call 11/01/26), (SOFR + 0.685%)(c)	60	54,110
First Republic Bank/CA, 1.91%, 02/12/24 (Call 02/12/23), (SOFR + 0.620%)(c)	250	247,320
Goldman Sachs Group Inc. (The) 0.86%, 02/12/26 (Call 02/12/25), (SOFR + 0.609%)(c)	105	95,852

6	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® U.S. Fixed Income Balanced Risk Factor ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
1.43%, 03/09/27 (Call 03/09/26), (SOFR + 0.798%)(c)	$190	$169,907
2.38%, 07/21/32 (Call 07/21/31), (SOFR + 1.248%)(c)	175	144,956
2.60%, 02/07/30 (Call 11/07/29)	90	78,152
2.62%, 04/22/32 (Call 04/22/31), (SOFR + 1.281%)(c)	45	38,101
3.27%, 09/29/25 (Call 09/29/24), (3 mo. LIBOR US + 1.201%)(c)	115	113,183
3.50%, 01/23/25 (Call 10/23/24)	335	332,176
3.75%, 02/25/26 (Call 11/25/25)	194	192,648
3.85%, 01/26/27 (Call 01/26/26)	120	117,422
HSBC Holdings PLC 3.00%, 03/10/26 (Call 03/10/25), (SOFR + 1.430%)(c)	200	192,796
4.25%, 03/14/24	200	201,250
4.76%, 03/29/33 (Call 03/29/32)(c)	200	189,760
JPMorgan Chase & Co. 1.05%, 11/19/26 (Call 11/19/25), (SOFR + 0.800%)(c)	315	282,908
1.56%, 12/10/25 (Call 12/10/24), (SOFR + 0.605%)(c)	120	112,987
1.58%, 04/22/27 (Call 04/22/26), (SOFR + 0.885%)(c)	117	105,805
2.95%, 10/01/26 (Call 07/01/26)(a)	200	191,720
3.13%, 01/23/25 (Call 10/23/24)(a)	40	39,614
3.22%, 03/01/25 (Call 03/01/24), (3 mo. LIBOR US + 1.155%)(c)	132	130,681
3.88%, 09/10/24	200	201,004
Lloyds Banking Group PLC, 0.70%, 05/11/24 (Call 05/11/23), (1 year CMT + 0.550%)(c)	200	194,210
Mitsubishi UFJ Financial Group Inc. 0.95%, 07/19/25 (Call 07/19/24)(c)	260	244,143
1.64%, 10/13/27 (Call 10/13/26)(c)	360	321,289
2.34%, 01/19/28 (Call 01/19/27)(c)	200	183,436
Mizuho Financial Group Inc. 1.24%, 07/10/24 (Call 07/10/23), (SOFR + 1.252%)(c)	280	272,922
2.84%, 07/16/25 (Call 07/16/24), (SOFR + 1.242%)(c)	300	293,628
Morgan Stanley 0.53%, 01/25/24 (Call 01/25/23), (SOFR + 0.455%)(c)	245	239,977
1.59%, 05/04/27 (Call 05/04/26), (SOFR + 0.879%)(c)	170	153,364
2.19%, 04/28/26 (Call 04/28/25), (SOFR + 1.990%)(c)	110	103,870
2.24%, 07/21/32 (Call 07/21/31), (SOFR + 1.178%)(c)	185	153,169
3.13%, 07/27/26(a)	85	81,478
3.62%, 04/01/31 (Call 04/01/30), (SOFR + 3.120%)(c)	30	28,117
3.88%, 01/27/26	100	99,286
Series I, 0.86%, 10/21/25 (Call 10/21/24), (SOFR + 0.745%)(c)	195	181,036
Royal Bank of Canada 0.75%, 10/07/24	50	46,927
1.20%, 04/27/26	75	67,721
2.05%, 01/21/27(a)	100	92,133
Santander Holdings USA Inc., 3.45%, 06/02/25 (Call 05/02/25)	150	147,210
Santander UK Group Holdings PLC, 1.09%, 03/15/25 (Call 03/15/24), (SOFR + 0.787%)(c)	330	311,659
Sumitomo Mitsui Financial Group Inc., 1.47%, 07/08/25	500	463,690
SVB Financial Group, 1.80%, 02/02/31 (Call 11/02/30)	95	76,140
Toronto-Dominion Bank (The), 1.25%, 09/10/26	300	268,983
Wells Fargo & Co. 3.53%, 03/24/28 (Call 03/24/27), (SOFR + 1.510%)(c)	255	245,494
3.91%, 04/25/26 (Call 04/25/25), (SOFR + 1.320%)(c)	250	248,305

		13,085,440

Beverages — 0.3%
Constellation Brands Inc., 3.70%, 12/06/26 (Call 09/06/26)	150	148,352

Security	Par (000)	Value

Beverages (continued)
Keurig Dr Pepper Inc. 0.75%, 03/15/24 (Call 05/31/22)	$100	$95,491
3.95%, 04/15/29 (Call 02/15/29)	20	19,524

		263,367

Biotechnology — 0.5%
Amgen Inc., 1.90%, 02/21/25 (Call 01/21/25)	150	143,891
Baxalta Inc., 4.00%, 06/23/25 (Call 03/23/25)	200	201,260
Regeneron Pharmaceuticals Inc., 1.75%, 09/15/30 (Call 06/15/30)	210	170,675

		515,826

Building Materials — 0.3%
Carrier Global Corp., 2.24%, 02/15/25 (Call 01/15/25)	7	6,706
Louisiana-Pacific Corp., 3.63%, 03/15/29 (Call 03/15/24)(b)	300	258,681
Martin Marietta Materials Inc., 0.65%, 07/15/23 (Call 07/15/22)	55	53,607

		318,994

Chemicals — 0.6%
Celanese U.S. Holdings LLC, 1.40%, 08/05/26 (Call 07/05/26)	30	26,625
Chemours Co. (The), 5.38%, 05/15/27 (Call 02/15/27)(a)	25	24,355
EI du Pont de Nemours and Co., 1.70%, 07/15/25 (Call 06/15/25)	100	94,385
Minerals Technologies Inc., 5.00%, 07/01/28 (Call 07/01/23)(b)	200	186,316
PPG Industries Inc., 1.20%, 03/15/26 (Call 02/15/26)	100	90,949
Sherwin-Williams Co. (The), 3.13%, 06/01/24 (Call 04/01/24)	100	99,449
Valvoline Inc., 4.25%, 02/15/30 (Call 02/15/25)(b)	100	86,917

		608,996

Commercial Services — 1.7%
Automatic Data Processing Inc., 1.70%, 05/15/28 (Call 03/15/28)	40	36,045
Block Financial LLC, 2.50%, 07/15/28 (Call 05/15/28)	41	36,296
Cintas Corp. No. 2 3.45%, 05/01/25 (Call 04/01/25)	30	29,906
3.70%, 04/01/27 (Call 01/01/27)	14	13,917
CoreCivic Inc., 8.25%, 04/15/26 (Call 04/15/24)	200	204,814
Equifax Inc., 2.35%, 09/15/31 (Call 06/15/31)	10	8,359
Gartner Inc. 3.75%, 10/01/30 (Call 10/01/25)(a)(b)	200	178,918
4.50%, 07/01/28 (Call 07/01/23)(b)	200	191,876
Quanta Services Inc. 0.95%, 10/01/24 (Call 10/01/22)	80	74,848
2.35%, 01/15/32 (Call 10/15/31)	35	28,442
S&P Global Inc. 2.45%, 03/01/27 (Call 02/01/27)(b)	65	61,261
2.90%, 03/01/32 (Call 12/01/31)(b)	370	334,561
2.95%, 01/22/27 (Call 10/22/26)(a)	105	101,341
Service Corp. International/U.S., 5.13%, 06/01/29 (Call 06/01/24)(a)	40	39,453
United Rentals North America Inc., 3.88%, 11/15/27 (Call 11/15/22)	100	95,771
Verisk Analytics Inc., 4.00%, 06/15/25 (Call 03/15/25)	208	209,063

		1,644,871

Computers — 1.2%
Apple Inc., 1.40%, 08/05/28 (Call 06/05/28)	50	43,909
Dell International LLC/EMC Corp., 6.20%, 07/15/30 (Call 04/15/30)	180	194,229
Fortinet Inc., 2.20%, 03/15/31 (Call 12/15/30)	100	82,587

S C H E D U L E O F I N V E S T M E N T S	7

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® U.S. Fixed Income Balanced Risk Factor ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers (continued)
HP Inc. 1.45%, 06/17/26 (Call 05/17/26)	$710	$638,361
4.00%, 04/15/29 (Call 02/15/29)	200	190,050
Kyndryl Holdings Inc. 2.05%, 10/15/26 (Call 09/15/26)(a)(b)	10	8,740
2.70%, 10/15/28 (Call 08/15/28)(b)	10	8,263
NetApp Inc., 1.88%, 06/22/25 (Call 05/22/25)	30	28,293

		1,194,432

Cosmetics & Personal Care — 0.1%
Procter & Gamble Co. (The), 2.30%, 02/01/32	50	44,706

Diversified Financial Services — 1.2%
Air Lease Corp., 3.38%, 07/01/25 (Call 06/01/25)	105	101,431
Ally Financial Inc., 1.45%, 10/02/23 (Call 09/02/23)	60	58,319
American Express Co., 3.38%, 05/03/24	30	29,957
Brookfield Finance I UK PLC, 2.34%, 01/30/32 (Call 10/30/31)	30	24,930
Charles Schwab Corp. (The), 1.15%, 05/13/26 (Call 04/13/26)	195	176,922
CME Group Inc., 2.65%, 03/15/32 (Call 12/15/31)	20	17,822
Credit Acceptance Corp., 6.63%, 03/15/26 (Call 05/10/22)	75	75,797
Intercontinental Exchange Inc., 3.75%, 09/21/28 (Call 06/21/28)	28	27,589
LPL Holdings Inc., 4.00%, 03/15/29 (Call 03/15/24)(a)(b)	125	113,864
Mastercard Inc., 2.95%, 11/21/26 (Call 08/21/26)	35	34,473
Nomura Holdings Inc., 2.65%, 01/16/25	350	338,586
ORIX Corp., 2.90%, 07/18/22	55	55,071
StoneX Group Inc., 8.63%, 06/15/25 (Call 06/15/22)(b)	100	104,505

		1,159,266

Electric — 2.7%
AES Corp. (The), 1.38%, 01/15/26 (Call 12/15/25)	50	44,979
Alabama Power Co., 3.05%, 03/15/32 (Call 12/15/31)	50	45,702
Appalachian Power Co., 3.40%, 06/01/25 (Call 03/01/25)	70	69,635
Arizona Public Service Co., 2.20%, 12/15/31 (Call 09/15/31)(a)	45	37,335
Berkshire Hathaway Energy Co. 1.65%, 05/15/31 (Call 02/15/31)	35	28,716
4.05%, 04/15/25 (Call 03/15/25)	60	60,881
Black Hills Corp., 3.95%, 01/15/26 (Call 07/15/25)(a)	50	49,752
Consolidated Edison Co. of New York Inc., 2.40%, 06/15/31 (Call 03/15/31)	85	73,686
Dominion Energy Inc.
Series C, 2.25%, 08/15/31 (Call 05/15/31)	35	29,474
Series D, 2.85%, 08/15/26 (Call 05/15/26)	50	48,022
DTE Electric Co., Series A, 1.90%, 04/01/28 (Call 02/01/28)	80	71,950
DTE Energy Co., Series H, 0.55%, 11/01/22(a)	25	24,786
Duke Energy Carolinas LLC, 2.95%, 12/01/26 (Call 09/01/26)(a)	130	126,299
Duke Energy Florida LLC, 2.40%, 12/15/31 (Call 09/15/31)	130	112,997
Entergy Corp., 2.40%, 06/15/31 (Call 03/05/31)	40	33,452
Entergy Louisiana LLC, 5.40%, 11/01/24	131	136,655
Eversource Energy, 2.90%, 03/01/27 (Call 02/01/27)	70	66,608
Exelon Corp., 3.40%, 04/15/26 (Call 01/15/26)	70	68,438
FirstEnergy Corp., Series C, 7.38%, 11/15/31	270	310,411
Florida Power & Light Co., 2.45%, 02/03/32 (Call 11/03/31)	10	8,808
Interstate Power & Light Co., 3.60%, 04/01/29 (Call 01/01/29)	35	33,697
National Rural Utilities Cooperative Finance Corp. 1.00%, 06/15/26 (Call 05/15/26)	25	22,442
3.70%, 03/15/29 (Call 12/15/28)	40	39,110

Security	Par (000)	Value

Electric (continued)
NextEra Energy Capital Holdings Inc. 0.65%, 03/01/23	$30	$29,530
1.88%, 01/15/27 (Call 12/15/26)	150	137,163
3.55%, 05/01/27 (Call 02/01/27)	84	82,299
Pacific Gas and Electric Co. 1.75%, 06/16/22 (Call 05/10/22)	20	19,986
2.50%, 02/01/31 (Call 11/01/30)	20	15,843
3.00%, 06/15/28 (Call 04/15/28)	5	4,467
3.15%, 01/01/26	20	18,822
3.25%, 06/01/31 (Call 03/01/31)	20	16,710
4.55%, 07/01/30 (Call 01/01/30)	40	37,026
PG&E Corp., 5.25%, 07/01/30 (Call 07/01/25)	330	300,613
Public Service Co. of New Hampshire, Series V, 2.20%, 06/15/31 (Call 03/15/31)	20	17,199
Public Service Co. of Oklahoma, Series J, 2.20%, 08/15/31 (Call 05/15/31)	60	50,557
Public Service Enterprise Group Inc., 1.60%, 08/15/30 (Call 05/15/30)	20	16,200
Puget Energy Inc., 2.38%, 06/15/28 (Call 04/15/28)	10	8,898
San Diego Gas & Electric Co., 2.50%, 05/15/26 (Call 02/15/26)	50	47,771
Southern California Edison Co., 2.85%, 08/01/29 (Call 05/01/29)	25	22,582
Southern Power Co., 4.15%, 12/01/25 (Call 09/01/25)(a)	75	75,864
Union Electric Co., 2.95%, 06/15/27 (Call 03/15/27)	40	38,490
Vistra Operations Co. LLC, 5.00%, 07/31/27 (Call 07/31/22)(a)(b)	20	19,192
WEC Energy Group Inc., 0.55%, 09/15/23	40	38,675
Xcel Energy Inc., 1.75%, 03/15/27 (Call 02/15/27)	80	72,408

		2,614,130

Electrical Components & Equipment — 0.1%
Emerson Electric Co., 2.00%, 12/21/28 (Call 10/21/28)	140	125,289

Electronics — 0.4%
Agilent Technologies Inc., 2.30%, 03/12/31 (Call 12/12/30)	45	37,785
Allegion U.S. Holding Co. Inc., 3.20%, 10/01/24 (Call 08/01/24)	160	156,605
Arrow Electronics Inc., 2.95%, 02/15/32 (Call 11/15/31)	46	39,427
Flex Ltd., 3.75%, 02/01/26 (Call 01/01/26)	20	19,537
Jabil Inc., 1.70%, 04/15/26 (Call 03/15/26)	75	67,741
Keysight Technologies Inc., 4.60%, 04/06/27 (Call 01/06/27)	65	66,609
Trimble Inc., 4.90%, 06/15/28 (Call 03/15/28)	15	15,181

		402,885

Engineering & Construction — 0.1%
AECOM, 5.13%, 03/15/27 (Call 12/15/26)	100	98,894

Entertainment — 0.0%
Scientific Games International Inc., 7.25%, 11/15/29 (Call 11/15/24)(a)(b)	25	26,239

Environmental Control — 0.6%
GFL Environmental Inc., 5.13%, 12/15/26 (Call 12/15/22)(a)(b)	45	44,243
Republic Services Inc., 0.88%, 11/15/25 (Call 10/15/25)	510	461,652
Waste Connections Inc., 3.50%, 05/01/29 (Call 02/01/29)	50	47,719

		553,614

Food — 1.0%
Albertsons Companies Inc./Safeway Inc./New Albertsons LP/Albertsons LLC
4.63%, 01/15/27 (Call 01/15/23)(b)	40	37,467
4.88%, 02/15/30 (Call 02/15/25)(b)	330	298,887

8	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® U.S. Fixed Income Balanced Risk Factor ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
7.50%, 03/15/26 (Call 05/31/22)(b)	$173	$182,046
Kraft Heinz Foods Co. 3.00%, 06/01/26 (Call 03/01/26)	100	95,554
3.88%, 05/15/27 (Call 02/15/27)	75	73,438
McCormick & Co. Inc./MD, 3.15%, 08/15/24 (Call 06/15/24)(a)	300	298,533

		985,925

Forest Products & Paper — 0.3%
Resolute Forest Products Inc., 4.88%, 03/01/26 (Call 03/01/23)(a)(b)	250	238,038

Gas — 0.2%
NiSource Inc., 0.95%, 08/15/25 (Call 07/15/25)	140	126,958
Southern California Gas Co., 2.95%, 04/15/27 (Call 03/15/27)	70	66,956
Southwest Gas Corp., 4.05%, 03/15/32 (Call 12/15/31)	35	33,057

		226,971

Health Care - Products — 0.4%
DH Europe Finance II Sarl, 2.05%, 11/15/22	145	144,930
PerkinElmer Inc. 0.85%, 09/15/24 (Call 09/15/22)	240	224,693
1.90%, 09/15/28 (Call 07/15/28)	50	43,387

		413,010

Health Care - Services — 2.5%
Acadia Healthcare Co. Inc., 5.00%, 04/15/29 (Call 10/15/23)(b)	200	189,630
Anthem Inc., 1.50%, 03/15/26 (Call 02/15/26)	110	101,219
Charles River Laboratories International Inc. 4.00%, 03/15/31 (Call 03/15/26)(b)	100	89,368
4.25%, 05/01/28 (Call 05/01/23)(a)(b)	200	190,886
DaVita Inc. 3.75%, 02/15/31 (Call 02/15/26)(b)	200	162,952
4.63%, 06/01/30 (Call 06/01/25)(b)	210	183,076
HCA Inc. 4.13%, 06/15/29 (Call 03/15/29)	80	76,725
5.25%, 04/15/25	230	237,295
5.88%, 02/15/26 (Call 08/15/25)	170	176,117
Humana Inc., 3.70%, 03/23/29 (Call 02/23/29)	40	38,437
IQVIA Inc., 5.00%, 05/15/27 (Call 05/31/22)(b)	300	297,648
Laboratory Corp. of America Holdings, 1.55%, 06/01/26 (Call 05/01/26)	70	63,883
Molina Healthcare Inc., 3.88%, 05/15/32 (Call 02/15/32)(b)	220	193,866
Tenet Healthcare Corp. 4.63%, 07/15/24 (Call 05/31/22)	21	20,950
5.13%, 11/01/27 (Call 11/01/22)(b)	150	146,319
UnitedHealth Group Inc. 1.15%, 05/15/26 (Call 04/15/26)	50	45,637
2.30%, 05/15/31 (Call 02/15/31)	80	70,043
3.10%, 03/15/26	135	133,198

		2,417,249

Holding Companies - Diversified — 1.7%
Ares Capital Corp. 2.15%, 07/15/26 (Call 06/15/26)	293	259,894
2.88%, 06/15/28 (Call 04/15/28)	125	107,939
3.88%, 01/15/26 (Call 12/15/25)	47	45,161
Barings BDC Inc., 3.30%, 11/23/26 (Call 10/13/26)(b)	61	54,786
Blackstone Private Credit Fund, 2.70%, 01/15/25 (Call 11/15/24)(b)	60	56,557
FS KKR Capital Corp. 1.65%, 10/12/24(a)	210	196,262
2.63%, 01/15/27 (Call 12/15/26)(a)	40	35,984

Security	Par (000)	Value

Holding Companies - Diversified (continued)
3.25%, 07/15/27 (Call 06/15/27)	$10	$9,063
3.40%, 01/15/26 (Call 12/15/25)	150	141,447
4.63%, 07/15/24 (Call 06/15/24)	110	109,999
Goldman Sachs BDC Inc., 2.88%, 01/15/26 (Call 12/15/25)(a)	37	34,983
Golub Capital BDC Inc., 2.50%, 08/24/26 (Call 07/24/26)	75	66,898
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 4.38%, 02/01/29 (Call 08/01/28)	400	346,052
6.38%, 12/15/25 (Call 05/31/22)	100	99,752
Morgan Stanley Direct Lending Fund, 4.50%, 02/11/27 (Call 01/11/27)(b)	50	46,625
Owl Rock Capital Corp., 3.40%, 07/15/26 (Call 06/15/26)	10	9,236

		1,620,638

Home Builders — 0.3%
LGI Homes Inc., 4.00%, 07/15/29 (Call 01/15/29)(b)	100	82,774
NVR Inc., 3.00%, 05/15/30 (Call 11/15/29)	75	66,886
Williams Scotsman International Inc., 4.63%, 08/15/28 (Call 08/15/23)(b)	95	90,056

		239,716

Insurance — 1.9%
Aflac Inc., 3.60%, 04/01/30 (Call 01/01/30)(a)	102	99,115
AXA SA, 8.60%, 12/15/30	155	195,190
Brown & Brown Inc., 4.20%, 03/17/32 (Call 12/17/31)	35	33,532
Chubb INA Holdings Inc., 3.35%, 05/15/24	25	25,088
Enstar Group Ltd., 3.10%, 09/01/31 (Call 03/01/31)	115	96,242
Fairfax Financial Holdings Ltd., 3.38%, 03/03/31 (Call 12/03/30)(a)	30	26,754
Marsh & McLennan Companies Inc. 2.38%, 12/15/31 (Call 09/15/31)	360	310,064
3.75%, 03/14/26 (Call 12/14/25)	490	492,127
4.38%, 03/15/29 (Call 12/15/28)	60	60,700
NMI Holdings Inc., 7.38%, 06/01/25 (Call 03/30/25)(b)	300	313,737
Progressive Corp. (The) 2.50%, 03/15/27 (Call 02/15/27)	50	47,390
3.00%, 03/15/32 (Call 12/15/31)	60	54,598
Willis North America Inc., 2.95%, 09/15/29 (Call 06/15/29)	65	58,033

		1,812,570

Internet — 0.2%
Amazon.com Inc., 2.10%, 05/12/31 (Call 02/12/31)	30	26,136
Uber Technologies Inc., 7.50%, 05/15/25 (Call 05/31/22)(b)	70	72,261
VeriSign Inc. 2.70%, 06/15/31 (Call 03/15/31)	35	30,043
5.25%, 04/01/25 (Call 01/01/25)	50	51,475

		179,915

Iron & Steel — 0.6%
Nucor Corp., 3.13%, 04/01/32 (Call 01/01/32)	40	35,987
United States Steel Corp., 6.88%, 03/01/29 (Call 03/01/24)(a)	300	305,121
Vale Overseas Ltd., 6.25%, 08/10/26	185	194,809

		535,917

Lodging — 0.1%
Choice Hotels International Inc. 3.70%, 12/01/29 (Call 09/01/29)	45	41,973
3.70%, 01/15/31 (Call 10/15/30)	100	91,560

		133,533

Machinery — 0.8%
Caterpillar Financial Services Corp. 0.80%, 11/13/25	90	82,305
0.95%, 01/10/24	120	116,160
IDEX Corp., 3.00%, 05/01/30 (Call 02/01/30)	100	89,358

S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® U.S. Fixed Income Balanced Risk Factor ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Machinery (continued)
John Deere Capital Corp., 1.25%, 01/10/25	$200	$190,082
Rockwell Automation Inc., 1.75%, 08/15/31 (Call 05/15/31)	5	4,168
Terex Corp., 5.00%, 05/15/29 (Call 05/15/24)(b)	100	91,932
Westinghouse Air Brake Technologies Corp., 3.20%, 06/15/25 (Call 05/15/25)	235	227,913

		801,918

Media — 1.1%
Charter Communications Operating LLC/Charter Communications Operating Capital, 2.80%, 04/01/31 (Call 01/01/31)	55	45,758
Directv Financing LLC/Directv Financing Co-Obligor Inc., 5.88%, 08/15/27 (Call 08/15/23)(b)	110	103,726
DISH DBS Corp. 5.88%, 11/15/24(a)	100	97,423
7.75%, 07/01/26	100	95,476
FactSet Research Systems Inc., 2.90%, 03/01/27 (Call 02/01/27)	225	212,794
GCI LLC, 4.75%, 10/15/28 (Call 10/15/23)(a)(b)	400	369,300
Radiate Holdco LLC/Radiate Finance Inc., 4.50%, 09/15/26 (Call 09/15/23)(b)	25	23,068
Sirius XM Radio Inc., 5.50%, 07/01/29 (Call 07/01/24)(b)	150	144,574

		1,092,119

Mining — 0.4%
FMG Resources August 2006 Pty Ltd., 4.50%, 09/15/27 (Call 06/15/27)(a)(b)	45	43,073
Freeport-McMoRan Inc. 4.13%, 03/01/28 (Call 03/01/23)	105	101,487
4.55%, 11/14/24 (Call 08/14/24)(a)	61	61,819
5.45%, 03/15/43 (Call 09/15/42)	2	1,993
IAMGOLD Corp., 5.75%, 10/15/28 (Call 10/15/23)(b)	165	140,339
Southern Copper Corp., 3.88%, 04/23/25	5	4,968

		353,679

Office & Business Equipment — 0.0%
CDW LLC/CDW Finance Corp., 4.25%, 04/01/28 (Call 10/01/22)	25	23,411

Oil & Gas — 4.0%
Apache Corp., 4.25%, 01/15/30 (Call 10/15/29)(a)	160	149,274
Canadian Natural Resources Ltd., 2.95%, 07/15/30 (Call 04/15/30)(a)	243	216,647
Cenovus Energy Inc., 5.38%, 07/15/25 (Call 04/15/25)	17	17,651
Chevron USA Inc., 3.85%, 01/15/28 (Call 10/15/27)	90	90,827
Civitas Resources Inc., 5.00%, 10/15/26 (Call 10/15/23)(b)	250	238,267
CNX Resources Corp., 7.25%, 03/14/27 (Call 05/31/22)(b)	100	102,171
Comstock Resources Inc., 7.50%, 05/15/25 (Call 05/15/22)(b)	14	14,290
Conoco Funding Co., 7.25%, 10/15/31	11	13,690
ConocoPhillips Co., 6.95%, 04/15/29(a)	34	40,041
Continental Resources Inc./OK, 4.38%, 01/15/28 (Call 10/15/27)	75	73,466
Devon Energy Corp. 4.50%, 01/15/30 (Call 01/15/25)	35	34,554
5.25%, 09/15/24 (Call 06/15/24)	400	412,540
7.95%, 04/15/32	12	14,719
Diamondback Energy Inc., 3.13%, 03/24/31 (Call 12/24/30)	25	22,311
Earthstone Energy Holdings LLC, 8.00%, 04/15/27	155	154,535
EQT Corp. 3.90%, 10/01/27 (Call 07/01/27)	20	19,185
6.63%, 02/01/25 (Call 01/01/25)	25	26,037
7.50%, 02/01/30 (Call 11/01/29)	10	11,077

Security	Par (000)	Value

Oil & Gas (continued)
Exxon Mobil Corp. 2.61%, 10/15/30 (Call 07/15/30)	$70	$63,840
2.99%, 03/19/25 (Call 02/19/25)	150	148,682
Hess Corp., 4.30%, 04/01/27 (Call 01/01/27)	55	54,774
Marathon Petroleum Corp., 4.70%, 05/01/25 (Call 04/01/25)	100	101,486
Matador Resources Co., 5.88%, 09/15/26 (Call 05/16/22)	80	78,498
Murphy Oil Corp. 5.75%, 08/15/25 (Call 05/31/22)	25	25,075
5.88%, 12/01/27 (Call 12/01/22)	15	14,865
Northern Oil and Gas Inc., 8.13%, 03/01/28 (Call 03/01/24)(b)	295	295,189
Occidental Petroleum Corp. 3.40%, 04/15/26 (Call 01/15/26)	75	71,408
6.13%, 01/01/31 (Call 07/01/30)	150	157,882
6.45%, 09/15/36	50	54,219
8.50%, 07/15/27 (Call 01/15/27)	65	73,330
8.88%, 07/15/30 (Call 01/15/30)	70	84,088
PDC Energy Inc., 5.75%, 05/15/26 (Call 05/31/22)(a)	300	292,029
Shell International Finance BV, 2.75%, 04/06/30 (Call 01/06/30)	30	27,568
SM Energy Co., 10.00%, 01/15/25 (Call 06/17/22)(b)	38	41,146
Sunoco LP/Sunoco Finance Corp. 4.50%, 05/15/29 (Call 05/15/24)	100	90,104
6.00%, 04/15/27 (Call 05/31/22)	350	352,831
Talos Production Inc., 12.00%, 01/15/26 (Call 01/15/23)	185	199,138

		3,877,434

Oil & Gas Services — 0.4%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc. 2.06%, 12/15/26 (Call 11/15/26)	100	92,697
3.14%, 11/07/29 (Call 08/07/29)	60	55,486
USA Compression Partners LP/USA Compression Finance Corp. 6.88%, 04/01/26 (Call 05/31/22)	55	53,992
6.88%, 09/01/27 (Call 09/01/22)	210	205,575

		407,750

Packaging & Containers — 0.3%
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., 5.25%, 08/15/27 (Call 08/15/22)(b)	200	171,424
Berry Global Inc., 4.88%, 07/15/26 (Call 07/15/22)(b)	100	99,460
Sealed Air Corp., 5.50%, 09/15/25 (Call 06/15/25)(a)(b)	50	51,411

		322,295

Pharmaceuticals — 1.8%
AbbVie Inc. 3.20%, 11/21/29 (Call 08/21/29)	60	55,933
3.80%, 03/15/25 (Call 12/15/24)	400	400,580
AmerisourceBergen Corp. 3.25%, 03/01/25 (Call 12/01/24)	100	98,791
3.45%, 12/15/27 (Call 09/15/27)	168	163,555
Bausch Health Americas Inc., 8.50%, 01/31/27 (Call 07/31/22)(a)(b)	150	142,014
Bausch Health Companies Inc., 6.13%, 04/15/25 (Call 05/16/22)(b)	41	41,108
Bristol-Myers Squibb Co. 0.75%, 11/13/25 (Call 10/13/25)	100	91,217
1.45%, 11/13/30 (Call 08/13/30)	80	65,554
CVS Health Corp. 1.30%, 08/21/27 (Call 06/21/27)	90	78,806
3.00%, 08/15/26 (Call 06/15/26)	150	145,039
Horizon Therapeutics USA Inc., 5.50%, 08/01/27 (Call 08/01/22)(a)(b)	200	199,898

10	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® U.S. Fixed Income Balanced Risk Factor ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
McKesson Corp., 0.90%, 12/03/25 (Call 11/03/25)	$55	$49,833
Merck & Co. Inc., 0.75%, 02/24/26 (Call 01/24/26)(a)	120	109,219
Zoetis Inc., 2.00%, 05/15/30 (Call 02/15/30)(a)	110	94,706

		1,736,253
Pipelines — 3.8%
Cheniere Corpus Christi Holdings LLC 3.70%, 11/15/29 (Call 05/18/29)	50	47,060
5.13%, 06/30/27 (Call 01/01/27)	80	82,318
Cheniere Energy Inc., 4.63%, 10/15/28 (Call 10/15/23)(a)	250	242,960
Cheniere Energy Partners LP, 4.50%, 10/01/29 (Call 10/01/24)	50	47,889
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 5.63%, 05/01/27 (Call 05/16/22)(a)(b)	100	97,287
5.75%, 04/01/25 (Call 05/31/22)	100	98,751
6.00%, 02/01/29 (Call 02/01/24)(b)	100	97,366
Enbridge Inc., 0.55%, 10/04/23	25	24,090
Energy Transfer LP 3.75%, 05/15/30 (Call 02/15/30)	40	36,923
5.88%, 01/15/24 (Call 10/15/23)	140	144,243
Global Partners LP/GLP Finance Corp. 6.88%, 01/15/29 (Call 01/15/24)	150	145,269
7.00%, 08/01/27 (Call 08/01/22)	250	245,360
Hess Midstream Operations LP, 5.13%, 06/15/28 (Call 06/15/23)(b)	50	48,524
MPLX LP 1.75%, 03/01/26 (Call 02/01/26)	200	182,528
2.65%, 08/15/30 (Call 05/15/30)	330	283,846
4.88%, 12/01/24 (Call 09/01/24)	185	188,695
New Fortress Energy Inc., 6.50%, 09/30/26 (Call 03/31/23)(b)	175	169,253
ONEOK Inc. 2.75%, 09/01/24 (Call 08/01/24)	190	185,144
6.35%, 01/15/31 (Call 10/15/30)	135	147,402
7.50%, 09/01/23 (Call 06/01/23)(a)	210	219,217
Sabine Pass Liquefaction LLC, 5.75%, 05/15/24 (Call 02/15/24)	140	144,803
Targa Resources Corp., 4.20%, 02/01/33 (Call 11/01/32)	30	28,408
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.00%, 01/15/32 (Call 07/15/26)	50	45,431
4.88%, 02/01/31 (Call 02/01/26)	50	48,070
6.50%, 07/15/27 (Call 07/15/22)(a)	13	13,420
6.88%, 01/15/29 (Call 01/15/24)	121	127,426
Transcontinental Gas Pipe Line Co. LLC, 3.25%, 05/15/30 (Call 02/15/30)	145	133,455
Western Midstream Operating LP, 4.55%, 02/01/30 (Call 11/01/29)	220	202,686
Williams Companies Inc. (The), 2.60%, 03/15/31 (Call 12/15/30)	150	129,437

		3,607,261
Real Estate — 0.6%
CBRE Services Inc., 2.50%, 04/01/31 (Call 01/01/31)	90	76,211
Five Point Operating Co. LP/Five Point Capital Corp., 7.88%, 11/15/25 (Call 05/31/22)(b)	225	223,706
Howard Hughes Corp. (The), 5.38%, 08/01/28 (Call 08/01/23)(b)	300	291,045

		590,962

Security	Par (000)	Value

Real Estate Investment Trusts — 4.4%
American Tower Corp. 0.60%, 01/15/24	$300	$286,332
1.45%, 09/15/26 (Call 08/15/26)	60	53,534
3.00%, 06/15/23	50	49,945
3.38%, 05/15/24 (Call 04/15/24)	50	49,752
3.65%, 03/15/27 (Call 02/15/27)	70	67,537
4.00%, 06/01/25 (Call 03/01/25)	146	145,914
Brixmor Operating Partnership LP 2.25%, 04/01/28 (Call 02/01/28)	50	43,874
4.05%, 07/01/30 (Call 04/01/30)(a)	15	14,183
Camden Property Trust, 2.80%, 05/15/30 (Call 02/15/30)	20	18,147
Crown Castle International Corp. 1.35%, 07/15/25 (Call 06/15/25)	450	414,887
2.50%, 07/15/31 (Call 04/15/31)	40	33,473
Equinix Inc., 2.63%, 11/18/24 (Call 10/18/24)	135	131,351
Essex Portfolio LP, 1.70%, 03/01/28 (Call 01/01/28)	50	43,830
Extra Space Storage LP Co., 3.90%, 04/01/29 (Call 02/01/29)	200	192,186
GLP Capital LP/GLP Financing II Inc., 5.25%, 06/01/25 (Call 03/01/25)	175	178,010
Invitation Homes Operating Partnership LP, 2.30%, 11/15/28 (Call 09/15/28)	20	17,422
Iron Mountain Inc. 4.50%, 02/15/31 (Call 02/15/26)(b)	185	159,322
5.63%, 07/15/32 (Call 07/15/26)(b)	415	379,273
Life Storage LP, 2.40%, 10/15/31 (Call 07/15/31)	100	82,657
Mid-America Apartments LP, 1.10%, 09/15/26 (Call 08/15/26)	110	98,200
MPT Operating Partnership LP/MPT Finance Corp., 5.00%, 10/15/27 (Call 10/15/22)(a)	185	177,500
Office Properties Income Trust, 3.45%, 10/15/31 (Call 07/15/31)	51	39,529
Public Storage 1.95%, 11/09/28 (Call 09/09/28)	215	190,638
3.39%, 05/01/29 (Call 02/01/29)	190	182,643
Rayonier LP, 2.75%, 05/17/31 (Call 02/17/31)	90	78,032
Simon Property Group LP, 3.50%, 09/01/25 (Call 06/01/25)	145	143,934
Starwood Property Trust Inc., 4.75%, 03/15/25 (Call 09/15/24)	200	197,482
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC, 6.50%, 02/15/29 (Call 02/15/24)(b)	250	215,540
VICI Properties LP, 4.38%, 05/15/25	100	99,878
VICI Properties LP/VICI Note Co. Inc. 3.75%, 02/15/27 (Call 02/15/23)(a)(b)	20	18,446
4.25%, 12/01/26 (Call 12/01/22)(a)(b)	50	47,502
5.63%, 05/01/24(b)	50	50,394
5.75%, 02/01/27(b)	80	80,002
Welltower Inc., 2.05%, 01/15/29 (Call 11/15/28)	40	34,774
Weyerhaeuser Co., 7.38%, 03/15/32	20	24,015
XHR LP, 6.38%, 08/15/25 (Call 08/15/22)(a)(b)	200	202,652

		4,242,790
Retail — 1.8%
1011778 BC ULC/New Red Finance Inc. 3.88%, 01/15/28 (Call 09/15/22)(b)	35	32,200
4.00%, 10/15/30 (Call 10/15/25)(b)	253	216,414
Bath & Body Works Inc. 7.50%, 06/15/29 (Call 06/15/24)(a)	75	77,474
9.38%, 07/01/25(b)	116	130,536
Costco Wholesale Corp., 1.60%, 04/20/30 (Call 01/20/30)	80	68,026
FirstCash Inc., 5.63%, 01/01/30 (Call 01/01/25)(b)	300	279,096
Genuine Parts Co., 1.75%, 02/01/25 (Call 02/01/23)	355	337,413

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® U.S. Fixed Income Balanced Risk Factor ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
Home Depot Inc. (The), 2.70%, 04/15/25 (Call 03/15/25)	$100	$98,756
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.75%, 06/01/27 (Call 06/01/22)(b)	107	106,748
Lowe’s Companies Inc., 3.35%, 04/01/27 (Call 03/01/27)	30	29,289
McDonald’s Corp., 1.45%, 09/01/25 (Call 08/01/25)	100	93,765
Murphy Oil USA Inc., 4.75%, 09/15/29 (Call 09/15/24)	100	95,187
Yum! Brands Inc., 4.75%, 01/15/30 (Call 10/15/29)(b)	210	199,626

		1,764,530
Semiconductors — 0.9%
Analog Devices Inc., 1.70%, 10/01/28 (Call 08/01/28)	40	35,079
Broadcom Inc. 3.15%, 11/15/25 (Call 10/15/25)	350	341,166
3.46%, 09/15/26 (Call 07/15/26)	110	107,127
4.00%, 04/15/29 (Call 02/15/29)(b)	95	90,674
4.15%, 04/15/32 (Call 01/15/32)(b)	100	92,808
Qorvo Inc., 1.75%, 12/15/24 (Call 12/15/22)(b)	20	18,861
Skyworks Solutions Inc., 0.90%, 06/01/23 (Call 06/01/22)	100	97,550
Texas Instruments Inc., 1.90%, 09/15/31 (Call 06/15/31)	65	55,542

		838,807
Software — 0.8%
CDK Global Inc., 5.25%, 05/15/29 (Call 05/15/24)(b)	10	10,075
MSCI Inc. 3.25%, 08/15/33 (Call 08/15/27)(a)(b)	55	46,444
3.63%, 09/01/30 (Call 03/01/25)(a)(b)	40	35,373
3.63%, 11/01/31 (Call 11/01/26)(b)	200	175,836
4.00%, 11/15/29 (Call 11/15/24)(b)	100	92,038
Oracle Corp., 1.65%, 03/25/26 (Call 02/25/26)	180	162,832
Roper Technologies Inc., 3.85%, 12/15/25 (Call 09/15/25)	35	35,121
SS&C Technologies Inc., 5.50%, 09/30/27 (Call 05/31/22)(b)	80	78,488
Take-Two Interactive Software Inc., 3.30%, 03/28/24	50	49,730
VMware Inc., 4.50%, 05/15/25 (Call 04/15/25)	30	30,417
Ziff Davis Inc., 4.63%, 10/15/30 (Call 10/15/25)(b)	87	77,703

		794,057
Telecommunications — 2.5%
America Movil SAB de CV, 2.88%, 05/07/30 (Call 02/07/30)	200	179,674
AT&T Inc. 0.90%, 03/25/24 (Call 05/10/22)	200	192,316
4.30%, 02/15/30 (Call 11/15/29)	30	30,117
Embarq Corp., 8.00%, 06/01/36	50	45,022
Hughes Satellite Systems Corp., 6.63%, 08/01/26(a)	50	50,052
Lumen Technologies Inc. 5.13%, 12/15/26 (Call 12/15/22)(a)(b)	65	58,898
5.38%, 06/15/29 (Call 06/15/24)(b)	300	244,866
5.63%, 04/01/25 (Call 01/01/25)	100	97,465
Motorola Solutions Inc. 2.75%, 05/24/31 (Call 02/24/31)	160	134,341
4.60%, 02/23/28 (Call 11/23/27)	99	98,639
Rogers Communications Inc. 2.95%, 03/15/25 (Call 03/15/23)(b)	100	97,613
3.20%, 03/15/27 (Call 02/15/27)(b)	55	52,445
3.80%, 03/15/32 (Call 12/15/31)(b)	50	46,120
Sprint Capital Corp., 8.75%, 03/15/32	290	368,587
Sprint Corp. 7.63%, 02/15/25 (Call 11/15/24)	75	79,858
7.63%, 03/01/26 (Call 11/01/25)	50	54,432
T-Mobile USA Inc., 3.50%, 04/15/25 (Call 03/15/25)	100	98,780
Verizon Communications Inc. 1.75%, 01/20/31 (Call 10/20/30)	50	40,739
3.00%, 03/22/27 (Call 01/22/27)	55	52,655

Security	Par (000)	Value

Telecommunications (continued)
ViaSat Inc. 5.63%, 09/15/25 (Call 05/10/22)(b)	$100	$92,908
5.63%, 04/15/27 (Call 05/10/22)(b)	100	92,849
Vmed O2 UK Financing I PLC, 4.75%, 07/15/31 (Call 07/15/26)(b)	200	172,554

		2,380,930
Toys, Games & Hobbies — 0.1%
Hasbro Inc., 3.00%, 11/19/24 (Call 10/19/24)	50	49,413

Transportation — 0.7%
Altera Infrastructure LP/Teekay Offshore Finance Corp., 8.50%, 07/15/23 (Call 05/16/22)(b)	100	55,000
United Parcel Service Inc. 3.90%, 04/01/25 (Call 03/01/25)	300	303,774
4.45%, 04/01/30 (Call 01/01/30)	220	228,571
Walmart Inc., 1.50%, 09/22/28 (Call 07/22/28)	75	66,338

		653,683

Total Corporate Bonds & Notes — 62.2% (Cost: $62,704,468)		60,004,564

U.S. Government & Agency Obligations

Mortgage-Backed Securities — 65.5%
Federal Home Loan Mortgage Corp. 2.50%, 01/01/33	43	42,223
3.00%, 03/01/46	241	230,756
3.00%, 07/01/46	20	19,607
3.00%, 08/01/46	117	112,432
3.00%, 10/01/46	35	33,539
3.00%, 12/01/46	326	312,441
3.00%, 01/01/47	67	64,279
3.00%, 06/01/47	182	174,158
3.00%, 10/01/47	50	48,294
3.50%, 07/01/33	14	13,563
3.50%, 06/01/34	32	32,569
3.50%, 07/01/43	11	10,413
3.50%, 09/01/44	9	9,077
3.50%, 01/01/46	7	7,359
3.50%, 03/01/46	7	6,757
3.50%, 09/01/46	6	5,593
3.50%, 08/01/47	6	5,450
3.50%, 05/01/49	25	24,341
3.50%, 06/01/49	28	27,549
4.00%, 04/01/46	84	85,495
4.00%, 07/01/46	31	31,737
4.00%, 06/01/48	33	33,751
4.00%, 01/01/49	0	99
4.50%, 07/01/48	8	8,369
5.00%, 07/01/48	7	7,406
5.00%, 04/01/49	6	5,941
Federal National Mortgage Association 1.50%, 01/01/51	497	420,072
2.50%, 03/01/52	984	898,224
3.50%, 11/01/51	844	836,852
4.00%, 01/01/57	61	61,696
4.00%, 02/01/57	61	62,323
Government National Mortgage Association 2.00%, 09/20/50	786	716,928
2.00%, 02/20/51	957	871,801

12	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® U.S. Fixed Income Balanced Risk Factor ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
2.00%, 06/20/51	$960	$872,678
2.00%, 05/19/52(d)	1,350	1,224,545
2.50%, 12/20/46	101	94,447
2.50%, 06/20/50	960	896,967
2.50%, 08/20/50	288	269,160
2.50%, 09/20/50	434	405,253
2.50%, 05/19/52(d)	2,365	2,194,354
3.00%, 01/15/44	26	25,527
3.00%, 05/20/45	133	128,989
3.00%, 11/20/45	1,126	1,093,897
3.00%, 12/20/45	12	11,184
3.00%, 01/20/46	6	5,957
3.00%, 03/20/46	8	7,596
3.00%, 04/20/46	74	71,803
3.00%, 05/20/46	7	7,111
3.00%, 08/20/46	31	30,389
3.00%, 09/20/46	71	68,613
3.00%, 12/15/46	69	66,548
3.00%, 02/15/47	242	234,472
3.00%, 04/20/49	618	596,880
3.00%, 01/20/50	154	147,699
3.00%, 02/20/50	84	80,388
3.00%, 07/20/50	1,417	1,359,914
3.50%, 10/20/42	92	91,339
3.50%, 03/15/43	68	68,280
3.50%, 06/15/43	57	57,781
3.50%, 04/20/45	28	27,883
3.50%, 04/20/46	43	42,767
3.50%, 12/20/46	52	51,322
3.50%, 03/20/47	86	85,204
3.50%, 08/20/47	94	93,435
3.50%, 09/20/47	83	81,786
3.50%, 11/20/47	75	74,005
3.50%, 02/20/48	51	50,281
3.50%, 04/20/48	558	552,171
3.50%, 08/20/48	75	73,989
3.50%, 01/20/49	34	33,413
4.00%, 09/20/45	14	14,259
4.00%, 09/20/46	5	4,971
4.00%, 04/20/47	39	39,199
4.00%, 06/20/47	145	146,121
4.00%, 07/20/47	218	220,429
4.00%, 11/20/47	40	40,585
4.00%, 05/15/48	33	33,609
4.00%, 05/20/48	29	29,010
4.00%, 08/20/48	33	32,784
4.00%, 02/20/50	64	64,549
4.00%, 05/20/51	196	197,416
4.00%, 05/19/52(d)	131	131,189
4.50%, 10/20/46	6	6,764
4.50%, 06/20/48	24	24,709
4.50%, 07/20/48	18	18,596
4.50%, 08/20/48	34	34,378
4.50%, 10/20/48	51	52,626
4.50%, 05/20/51	200	206,297
5.00%, 11/20/48	18	19,418
5.00%, 12/20/48	34	35,890
5.00%, 01/20/49	32	34,131
5.00%, 05/20/49	4	4,271
5.00%, 05/19/52(d)	460	474,878

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Uniform Mortgage-Backed Securities 1.50%, 05/17/37(d)	$2,775	$2,537,841
1.50%, 05/01/51	980	828,682
1.50%, 05/12/52(d)	875	737,803
1.50%, 06/13/52	200	168,280
2.00%, 12/01/35	85	79,506
2.00%, 02/01/36	803	755,726
2.00%, 05/17/37(d)	3,385	3,171,475
2.00%, 09/01/50	256	227,333
2.00%, 12/01/50	397	351,336
2.00%, 01/01/51	541	479,910
2.00%, 02/01/51	333	294,750
2.00%, 03/01/51	992	877,427
2.00%, 04/01/51	206	182,177
2.00%, 11/01/51	403	355,758
2.00%, 02/01/52	993	876,840
2.00%, 03/01/52	996	878,768
2.00%, 05/12/52(d)	4,982	4,394,764
2.00%, 06/13/52(d)	1,000	880,422
2.50%, 04/01/32	323	314,110
2.50%, 10/01/32	11	10,246
2.50%, 01/01/33	246	242,007
2.50%, 07/01/35	406	390,236
2.50%, 05/17/37(d)	322	308,101
2.50%, 04/01/47	48	44,411
2.50%, 06/01/50	113	103,476
2.50%, 07/01/50	178	163,298
2.50%, 08/01/50	58	53,572
2.50%, 09/01/50	660	606,256
2.50%, 10/01/50	1,202	1,101,956
2.50%, 11/01/50	1,738	1,593,912
2.50%, 01/01/51	222	203,300
2.50%, 02/01/51	81	74,364
2.50%, 11/01/51	32	29,396
2.50%, 12/01/51	582	531,123
2.50%, 01/01/52	123	112,085
2.50%, 03/01/52	997	910,308
2.50%, 05/12/52(d)	1,662	1,516,110
2.50%, 06/13/52(d)	1,300	1,183,470
3.00%, 01/01/31	155	153,662
3.00%, 02/01/31	292	290,683
3.00%, 02/01/32	65	64,038
3.00%, 02/01/33	54	53,429
3.00%, 07/01/34	22	21,715
3.00%, 09/01/34	249	245,032
3.00%, 12/01/34	237	234,015
3.00%, 05/17/37(d)	380	372,445
3.00%, 10/01/44	273	263,266
3.00%, 07/01/46	527	505,958
3.00%, 10/01/46	338	323,782
3.00%, 11/01/46	438	420,872
3.00%, 12/01/46	272	260,104
3.00%, 12/01/47	85	81,517
3.00%, 11/01/48	131	125,711
3.00%, 09/01/49	309	293,526
3.00%, 04/01/50	257	244,545
3.00%, 07/01/50	187	177,158
3.00%, 08/01/50	238	225,307
3.50%, 03/01/33	57	57,415
3.50%, 04/01/33	66	66,235

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® U.S. Fixed Income Balanced Risk Factor ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.50%, 05/01/33	$32	$32,042
3.50%, 07/01/34	69	69,679
3.50%, 08/01/34	47	47,368
3.50%, 05/17/37(d)	267	267,120
3.50%, 11/01/45	27	26,250
3.50%, 01/01/46	39	38,468
3.50%, 02/01/46	91	89,904
3.50%, 07/01/46	19	18,575
3.50%, 01/01/47	32	31,148
3.50%, 02/01/47	42	41,466
3.50%, 08/01/47	43	42,308
3.50%, 09/01/47	65	63,262
3.50%, 04/01/48	38	37,044
3.50%, 05/01/48	55	54,087
3.50%, 11/01/48	26	25,531
3.50%, 01/01/49	95	92,986
3.50%, 04/01/49	24	23,508
3.50%, 06/01/49	170	166,779
3.50%, 07/01/49	136	132,916
3.50%, 05/12/52(d)	2,800	2,715,344
3.50%, 06/13/52(d)	925	894,726
4.00%, 06/01/33	27	27,868
4.00%, 07/01/33	11	11,246
4.00%, 12/01/33	50	50,795
4.00%, 05/17/37	80	81,322
4.00%, 03/01/45	16	16,685
4.00%, 01/01/46	22	22,299
4.00%, 02/01/46	15	14,708
4.00%, 03/01/46	6	6,300
4.00%, 04/01/46	23	22,852
4.00%, 02/01/47	12	12,221
4.00%, 03/01/47	16	16,264
4.00%, 06/01/47	6	6,238
4.00%, 09/01/47	27	27,294
4.00%, 11/01/47	7	7,396
4.00%, 06/01/48	971	978,968
4.00%, 05/01/49	81	81,954
4.00%, 07/01/49	32	32,117
4.00%, 12/01/49	31	31,131
4.00%, 04/01/50	534	532,823
4.00%, 05/01/50	60	60,143
4.00%, 05/12/52(d)	1,828	1,817,575
4.00%, 06/13/52(d)	425	421,198
4.50%, 10/01/47	6	6,166
4.50%, 03/01/48	21	21,134
4.50%, 06/01/48	32	33,197
4.50%, 07/01/48	3	3,565
4.50%, 08/01/48	53	54,264
4.50%, 10/01/48	26	26,313
4.50%, 12/01/48	36	36,693
4.50%, 01/01/49	47	47,816
4.50%, 04/01/49	150	153,740
4.50%, 05/12/52(d)	2,033	2,066,751
5.00%, 08/01/48	232	241,907
5.00%, 09/01/48	11	10,979
5.00%, 04/01/49	14	14,808
5.00%, 05/13/51(d)	217	224,429

Security	Par/ Shares (000)	Value

Mortgage-Backed Securities (continued)
5.50%, 05/12/52	$525	$547,559
6.00%, 02/01/49	68	74,031

		63,169,410
U.S. Government Obligations — 0.5%
U.S. Treasury Note/Bond 2.25%, 02/15/52	300	257,578
2.75%, 11/15/47	300	280,312

		537,890

Total U.S. Government & Agency Obligations — 66.0%
(Cost: $67,126,202)		63,707,300

Short-Term Investments

Money Market Funds — 7.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.38%(e)(f)(g)	6,981	6,981,057
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.34%(e)(f)	100	100,000

		7,081,057

Total Short-Term Investments — 7.4%
(Cost: $7,079,292)		7,081,057

Total Investments Before TBA Sales Commitments — 135.6%
(Cost: $136,909,962)		130,792,921

TBA Sales Commitments(d)

Mortgage-Backed Securities — (2.7)%
Uniform Mortgage-Backed Securities 1.50%, 05/12/52	(200)	(168,641)
2.00%, 05/12/52	(1,000)	(882,070)
2.50%, 05/12/52	(300)	(273,666)
3.50%, 05/12/52	(925)	(897,033)
4.00%, 05/12/52	(425)	(422,576)

		(2,643,986)

Total TBA Sales Commitments — (2.7)%
(Proceeds: $(2,657,183))		(2,643,986)

Total Investments, Net of TBA Sales Commitments — 132.9%
(Cost: $134,252,779)		128,148,935

Other Assets, Less Liabilities — (32.9)%		(31,678,133)

Net Assets — 100.0%		$96,470,802

(a)	All or a portion of this security is on loan.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Represents or includes a TBA transaction.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

14	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® U.S. Fixed Income Balanced Risk Factor ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/22	Shares Held at 04/30/22 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$13,921,087	$2,205,581	(a)	$(9,135,715)	$(9,462)	$(434)	$6,981,057	6,981	$11,113	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	100,000	0	(a)	—	—	—	100,000	100	44		—

					$(9,462)	$(434)	$7,081,057		$11,157		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
10-Year U.S. Treasury Note	5	06/21/22	$595	$(33)
U.S. Long Bond	7	06/21/22	984	(67,604)
U.S. Ultra Bond	3	06/21/22	479	(52,495)

				(120,132)

Short Contracts
U.S. 5 Year Treasury Note	(16)	06/30/22	(1,801)	83,780

				$(36,352)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Interest Rate Contracts
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$83,780

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$120,132

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended April 30, 2022, the effect of derivative financial instruments in the Statement of Operations was as follows:

Interest Rate Contracts
Net Realized Gain (Loss) from:
Futures contracts	$(1,969,374)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(57,980)

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® U.S. Fixed Income Balanced Risk Factor ETF

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$9,974,995
Average notional value of contracts — short	$5,036,062

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Corporate Bonds & Notes	$—	$60,004,564	$—	$60,004,564
U.S. Government & Agency Obligations	—	63,707,300	—	63,707,300
Money Market Funds	7,081,057	—	—	7,081,057

	7,081,057	123,711,864	—	130,792,921

Liabilities
TBA Sales Commitments	—	(2,643,986)	—	(2,643,986)

	$7,081,057	$121,067,878	$—	$128,148,935

Derivative financial instruments(a)
Assets
Futures Contracts	$83,780	$—	$—	$83,780
Liabilities
Futures Contracts	(120,132)	—	—	(120,132)

	$(36,352)	$—	$—	$(36,352)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

16	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statement of Assets and Liabilities (unaudited)

April 30, 2022

iShares U.S. Fixed Income Balanced Risk Factor ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$123,711,864
Affiliated(c)	7,081,057
Cash pledged:
Futures contracts	424,000
Receivables:
Investments sold	19,649,449
Securities lending income — Affiliated	1,669
TBA sales commitments	2,657,183
Dividends	219
Interest	701,695

Total assets	154,227,136

LIABILITIES
Bank overdraft	18,601
Collateral on securities loaned, at value	5,361,979
TBA sales commitments, at value(d)	2,643,986
Payables:
Investments purchased	49,619,132
Variation margin on futures contracts	92,451
Investment advisory fees	20,185

Total liabilities	57,756,334

NET ASSETS	$96,470,802

NET ASSETS CONSIST OF:
Paid-in capital	$110,941,180
Accumulated loss	(14,470,378)

NET ASSETS	$96,470,802

Shares outstanding	1,100,000

Net asset value	$87.70

Shares authorized	Unlimited

Par value	None

(a) Securities loaned, at value	$5,122,232
(b) Investments, at cost — Unaffiliated	$129,830,670
(c) Investments, at cost — Affiliated	$7,079,292
(d) Proceeds from TBA sales commitments	$2,657,183

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	17

Statement of Operations (unaudited)

Six Months Ended April 30, 2022

iShares U.S. Fixed Income Balanced Risk Factor ETF

INVESTMENT INCOME
Dividends — Affiliated	$5,510
Interest — Unaffiliated	1,218,913
Securities lending income — Affiliated — net	5,647
Other income — Unaffiliated	700

Total investment income	1,230,770

EXPENSES
Investment advisory fees	135,153
Professional fees	217

Total expenses	135,370

Less:
Investment advisory fees waived	(4,325)

Total expenses after fees waived	131,045

Net investment income	1,099,725

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(4,469,695)
Investments — Affiliated	(9,462)
In-kind redemptions — Unaffiliated	(2,694)
Futures contracts	(1,969,374)

Net realized loss	(6,451,225)

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	(7,401,103)
Investments — Affiliated	(434)
Futures contracts	(57,980)

Net change in unrealized appreciation (depreciation)	(7,459,517)

Net realized and unrealized loss	(13,910,742)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(12,811,017)

See notes to financial statements.

18	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

	iShares U.S. Fixed Income Balanced Risk Factor ETF
	Six Months Ended 04/30/22 (unaudited)	Year Ended 10/31/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$1,099,725	$2,153,472
Net realized gain (loss)	(6,451,225)	295,619
Net change in unrealized appreciation (depreciation)	(7,459,517)	(1,664,661)

Net increase (decrease) in net assets resulting from operations	(12,811,017)	784,430

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(958,595)	(2,338,575)

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions	(4,758,153)	(15,239,332)

NET ASSETS
Total decrease in net assets	(18,527,765)	(16,793,477)
Beginning of period	114,998,567	131,792,044

End of period	$96,470,802	$114,998,567

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	19

Financial Highlights

(For a share outstanding throughout each period)

	iShares U.S. Fixed Income Balanced Risk Factor ETF
	Six Months Ended 04/30/22 (unaudited)		Year Ended 10/31/21	Year Ended 10/31/20	Year Ended 10/31/19	Year Ended 10/31/18	Year Ended 10/31/17

Net asset value, beginning of period	$100.00		$101.38	$101.55	$95.83	$100.57	$100.60

Net investment income(a)	0.97		1.81	2.67	3.51	3.15	2.66
Net realized and unrealized gain (loss)(b)		(12.43)	(1.22)	0.11	5.73	(4.88)	0.09

Net increase (decrease) from investment operations		(11.46)	0.59	2.78	9.24	(1.73)	2.75

Distributions(c)
From net investment income		(0.84)	(1.97)	(2.87)	(3.52)	(3.01)	(2.70)
From net realized gain	—		—	—	—	—	(0.05)
Return of capital	—		—	(0.08)	—	—	(0.03)

Total distributions		(0.84)	(1.97)	(2.95)	(3.52)	(3.01)	(2.78)

Net asset value, end of period	$87.70		$100.00	$101.38	$101.55	$95.83	$100.57

Total Return(d)
Based on net asset value	(11.44	)%(e)	0.57%	2.79%	9.82%	(1.73)%	2.79%

Ratios to Average Net Assets(f)
Total expenses	0.25	%(g)	0.25%	0.25%	0.25%	0.25%	0.25%

Total expenses after fees waived	0.24	%(g)	0.25%	0.24%	0.25%	0.24%	0.24%

Net investment income	2.03	%(g)	1.79%	2.65%	3.55%	3.22%	2.66%

Supplemental Data
Net assets, end of period (000)	$96,471		$114,999	$131,792	$142,173	$110,203	$130,741

Portfolio turnover rate(h)(i)	299	%(e)	546%	703%	504%	633%	683%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.
(i)	Includes mortgage dollar roll transactions (“MDRs”).

See notes to financial statements.

20	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following fund (the “Fund”):

iShares ETF	Diversification Classification
U.S. Fixed Income Balanced Risk Factor	Diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed (the “trade dates”). Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest are recognized daily on an accrual basis.

Segregation and Collateralization: In cases where the Fund enters into certain investments (e.g., dollar rolls, TBA sale commitments and futures contracts) that would be treated as “senior securities” for 1940 Act purposes, the Fund may segregate or designate on its books and record cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund. Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:

•

Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche

N O T E S T O F I N A N C I A L S T A T E M E N T S	21

Notes to Financial Statements (unaudited) (continued)

of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.
•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.

Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.

TBA Commitments: TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet

22	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.

Mortgage Dollar Roll Transactions: The Fund may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.

Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by the Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Fund’s investment adviser, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in the Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statement of Assets and Liabilities.

Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

U.S. Fixed Income Balanced Risk Factor
Barclays Bank PLC	$140,594	$140,594		$—	$—
Barclays Capital, Inc.	14,554	14,554		—	—
BMO Capital Markets Corp.	91,212	91,212		—	—
BNP Paribas SA	2,037,362	2,037,362		—	—
BofA Securities, Inc.	571,488	571,488		—	—
Citadel Clearing LLC	166,117	166,117		—	—
Citigroup Global Markets, Inc.	42,304	42,304		—	—
Credit Suisse Securities (USA) LLC	382,105	382,105		—	—
J.P. Morgan Securities LLC	1,179,781	1,179,781		—	—
Nomura Securities International, Inc.	162,962	162,962		—	—
Wells Fargo Securities LLC	333,753	333,753		—	—

	$5,122,232	$5,122,232		$—	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund’s statement of assets and liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.

N O T E S T O F I N A N C I A L S T A T E M E N T S	23

Notes to Financial Statements (unaudited) (continued)

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of the Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee of 0.25%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund.

Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statement of Operations does not include acquired fund fees and expenses.

BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through February 29, 2024 in an amount equal to the acquired fund fees and expenses, if any, attributable to the Fund’s investments in other registered investment companies advised by BFA or its affiliates.

This amount is included in investment advisory fees waived in the Statements of Operations. For the six months ended April 30, 2022, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:

iShares ETF	Amounts waived
U.S. Fixed Income Balanced Risk Factor	$4,325

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, the Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement,

24	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by the Fund is shown as securities lending income – affiliated – net in its Statement of Operations. For the six months ended April 30, 2022, the Fund paid BTC $2,078 for securities lending agent services.

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended April 30, 2022, transactions executed by the Fund pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
U.S. Fixed Income Balanced Risk Factor	$—	$55,624	$3,600

The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statement of Operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7.	PURCHASES AND SALES

For the six months ended April 30, 2022, purchases and sales of investments, including mortgage dollar rolls and excluding short-term investments and in-kind transactions, were as follows:

	U.S. Government Securities		Other Securities
iShares ETF	Purchases	Sales	Purchases	Sales
U.S. Fixed Income Balanced Risk Factor	$380,073,446	$398,710,522	$26,729,568	$17,604,055

For the six months ended April 30, 2022, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
U.S. Fixed Income Balanced Risk Factor	$1,912,707	$4,688,597

8.	INCOME TAX INFORMATION

The Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Fund as of April 30, 2022, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.

As of October 31, 2021, the Fund had non-expiring capital loss carryforwards available to offset future realized capital gains of $1,876,384.

As of April 30, 2022, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
U.S. Fixed Income Balanced Risk Factor	$137,025,004	$159,084	$(6,414,322)	$(6,255,238)

N O T E S T O F I N A N C I A L S T A T E M E N T S	25

Notes to Financial Statements (unaudited) (continued)

9.	PRINCIPAL RISKS

In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve the Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.

An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. Although vaccines have been developed and approved for use by various governments, the duration of this pandemic and its effects cannot be determined with certainty.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.

Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.

Certain Funds a significant portion of its assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

The Fund invests a significant portion of its assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. When a Fund concentrates its investments in this manner, it assumes a greater risk of prepayment or payment extension by securities issuers. Changes in

26	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions. Investment percentages in these securities are presented in the Schedule of Investments.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a Fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates ceased to be published or no longer are representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Fund may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Fund is uncertain.

10.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of the Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 04/30/22		Year Ended 10/31/21
iShares ETF	Shares	Amount	Shares	Amount
U.S. Fixed Income Balanced Risk Factor
Shares sold	50,000	$4,967,504	100,000	$10,005,380
Shares redeemed	(100,000)	(9,725,657)	(250,000)	(25,244,712)

Net decrease	(50,000)	$(4,758,153)	(150,000)	$(15,239,332)

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statement of Assets and Liabilities.

11.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	27

Statement Regarding Liquidity Risk Management Program (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares U.S. Fixed Income Balanced Risk Factor ETF (the “Fund” or “ETF”), a series of the Trust, which is reasonably designed to assess and manage the Fund’s liquidity risk.

The Board of Trustees (the “Board”) of the Trust, on behalf of the Fund, met on December 9, 2021 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Fund, as the program administrator for the Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of the Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2020 through September 30, 2021 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing the Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish the Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to the Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays and the imposition of capital controls in certain non-U.S. countries.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing the Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether the Fund’s strategy is appropriate for an open-end fund structure, with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size (“RATS”). The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. While the ETFs generally do not engage in borrowing, certain of the ETFs have the flexibility to draw on a line of credit to meet redemption requests or facilitate settlements.

d)

The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs and reviewed any persistent deviations from long-term averages.

e)

The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.

As part of BlackRock’s continuous review of the effectiveness of the Program, the Committee made the following material changes to the Program: (1) updates to certain model components in the Program’s methodology; and (2) certain iShares Funds entered into a $800 million credit agreement with a group of lenders that replaced a previous liquidity facility. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

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Supplemental Information (unaudited)

Regulation Regarding Derivatives

On October 28, 2020, the Securities and Exchange Commission (the “SEC”) adopted regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). The Fund will be required to implement and comply with Rule 18f-4 by August 19, 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon the Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

April 30, 2022

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
U.S. Fixed Income Balanced Risk Factor(a)	$0.812338	$—	$0.030151	$0.842489	96%	—%	4%	100%

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

S U P P L E M E N T A L I N F O R M A T I O N	29

General Information

Electronic Delivery

Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, the Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

30	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Glossary of Terms Used in this Report

Portfolio Abbreviations - Fixed Income

CMT	Constant Maturity Treasury

LIBOR	London Interbank Offered Rate

SOFR	Secured Overnight Financing Rate

TBA	To-Be-Announced

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	31

Want to know more?

iShares.com    |     1-800-474-2737

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Bloomberg Index Services Limited, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2022 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-1013-0422

(b) Not Applicable

Item 2.	Code of Ethics.

Not applicable to this semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to this semi-annual report.

Item 6.	Investments.

(a) Schedules of investments are included as part of the reports to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a) The President (the registrant’s Principal Executive Officer) and Treasurer and Chief Financial Officer (the registrant’s Principal Financial Officer) have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Exchange Act of 1934.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 13.	Exhibits.

(a) (1) Not applicable to this semi-annual report.

(a) (2) Section 302 Certifications are attached.

(a) (3) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a) (4) Change in Registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Armando Senra
Armando Senra, President (Principal Executive Officer)

Date: June 23, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Armando Senra
Armando Senra, President (Principal Executive Officer)

Date: June 23, 2022

By:	/s/ Trent Walker
Trent Walker, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date: June 23, 2022